Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 102.2% ¤
CORPORATE BONDS & NOTES 0.7%
BANKING & FINANCE 0.6%
Ambac Assurance Corp. 5.100% due 06/07/2020	$43	$64
Ambac LSNI LLC 6.945% due 02/12/2023 ●	169	172
Preferred Term Securities Ltd.
2.244% (US0003M + 0.350%) due 03/22/2038 ~	28,634	26,201
2.788% (US0003M + 0.860%) due 07/03/2033 ~	1,609	1,545
		27,982
INDUSTRIALS 0.1%
CVS Pass-Through Trust 5.880% due 01/10/2028	1,042	1,150
Times Square Hotel Trust 8.528% due 08/01/2026	3,941	4,574
UAL Pass-Through Trust 6.636% due 01/02/2024	842	896
		6,620
Total Corporate Bonds & Notes (Cost $34,004)		34,602
MUNICIPAL BONDS & NOTES 0.1%
TEXAS 0.0%
North Texas Higher Education Authority, Inc., Revenue Bonds, Series 2011 3.199% (US0003M + 1.100%) due 04/01/2040 ~	418	420
WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047	3,170	3,297
Total Municipal Bonds & Notes (Cost $3,412)		3,717
U.S. GOVERNMENT AGENCIES 33.4%
Fannie Mae
1.711% due 07/25/2037 ●	1,358	1,335
1.779% due 03/25/2036 ●	21	21
1.948% due 08/25/2031 ●	90	88
2.032% due 05/25/2032 ●	6	6
2.137% due 09/17/2027 ●	2	2
2.242% due 06/25/2021 - 02/25/2033 ●	71	70
2.292% due 09/25/2021 - 03/25/2022 ●	3	2
2.342% due 12/25/2021 ●	1	1
2.345% due 11/18/2031 ●	2	2
2.442% due 11/25/2031 ●	33	34
2.542% due 05/25/2022 ●	2	2
2.642% due 10/25/2020 ●	1	1
2.692% due 08/25/2023 ●	5	5
2.755% due 05/01/2025 ●	2	2
2.792% due 12/25/2023 - 04/25/2032 ●	11	11
2.942% due 10/25/2022 - 09/25/2023 ●	4	4
3.219% due 11/01/2034 ●	2	2
3.250% due 12/25/2023 ●	8	8
3.355% due 02/01/2033 ●	93	95
3.500% due 08/01/2058	2,936	3,088
3.527% due 03/01/2044 - 10/01/2044 ●	50	51
3.570% due 10/01/2034 ●	3	4
3.655% due 06/01/2033 ●	8	8
3.727% due 11/01/2030 - 10/01/2040 ●	27	27
3.729% due 03/01/2035 ●	10	10
3.765% due 09/01/2033 ●	17	17
3.823% due 04/01/2036 ●	3	3
3.836% due 11/01/2032 ●	22	23
3.845% due 10/01/2031 ●	5	5
3.870% due 09/01/2030 ●	16	17
3.875% due 10/01/2028 ●	5	5
3.941% due 05/01/2036 ●	8	9
4.000% due 09/01/2033 ●	8	8
4.000% due 11/25/2033	85	90

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

4.005% due 03/01/2030 ●	7	7
4.007% due 09/01/2033 ●	4	4
4.035% due 11/01/2034 ●	11	12
4.104% due 10/01/2032 ●	9	10
4.127% due 07/01/2035 ●	10	11
4.200% due 08/01/2033 ●	9	9
4.208% due 11/25/2049 ●(a)	1,206	265
4.230% due 08/01/2035 ●	11	12
4.250% due 10/01/2027 - 09/01/2032 ●	15	16
4.259% due 11/01/2035 ●	1	1
4.344% due 04/01/2036 ●	13	14
4.379% due 03/01/2035 ●	10	10
4.424% due 01/01/2035 ●	5	5
4.440% due 05/01/2034 ●	14	15
4.444% due 02/01/2035 ●	4	4
4.463% due 07/01/2033 ●	6	7
4.489% due 09/01/2033 ●	6	7
4.505% due 12/01/2036 ●	9	10
4.537% due 04/01/2033 ●	9	10
4.552% due 01/01/2037 ●	4	4
4.558% due 05/01/2036 ●	6	6
4.589% due 12/01/2036 ●	9	9
4.590% due 05/01/2033 ●	19	20
4.639% due 04/01/2034 ●	2	2
4.669% due 03/01/2033 ●	1	1
4.673% due 12/01/2035 ●	8	9
4.681% due 07/01/2033 ●	6	6
4.684% due 02/01/2035 ●	5	6
4.750% due 04/01/2032 ●	13	13
4.753% due 03/01/2032 ●	22	22
4.789% due 03/01/2035 ●	7	7
4.855% due 06/01/2033 ●	9	9
4.875% due 03/01/2029 ●	5	5
5.000% due 06/25/2023 - 11/25/2032	437	521
5.285% due 06/01/2033 ●	69	73
5.500% due 09/25/2035	1,682	2,195
6.500% due 06/25/2028	21	22
7.000% due 07/25/2042	5	5
7.500% due 08/25/2021 - 07/25/2022	8	8
8.500% due 01/25/2025 - 04/01/2032	32	32
13.808% due 08/25/2021 ●	1	1
Freddie Mac
0.482% due 01/25/2034 ~(a)	86,557	4,497
0.690% due 12/25/2022 ~(a)	85,165	851
0.778% due 03/25/2034 ~(a)	68,618	5,585
1.680% due 10/15/2022 ●	2	2
1.922% due 08/25/2031 ●	57	57
1.990% due 10/15/2032 ●	5	5
2.090% due 12/15/2029 ●	9	9
2.190% due 12/15/2031 ●	3	3
2.290% due 04/15/2022 - 08/15/2031 ●	9	8
2.440% due 06/15/2022 ●	1	1
2.651% due 05/15/2023 ●	6	6
2.690% due 02/15/2021 ●	1	1
2.750% due 09/25/2023 ●	111	112
2.865% due 05/15/2023 ●	2	2
3.000% due 09/01/2046 - 09/01/2048	51,613	52,588
3.378% due 02/25/2045 ●	14	14
3.439% due 10/25/2044 ●	2,175	2,207
3.500% due 07/01/2046 - 02/01/2048	438	459
3.639% due 07/25/2044 ●	477	486
3.759% due 09/01/2035 ●	7	7
3.990% due 11/01/2023 ●	1	1
4.000% due 10/15/2033 - 05/01/2049	4,193	4,364
4.005% due 11/01/2034 ●	20	21
4.007% due 10/01/2034 ●	14	14
4.052% due 11/01/2034 ●	16	17
4.090% due 09/01/2035 ●	5	6
4.165% due 03/01/2030 ●	5	5
4.195% due 03/01/2028 ●	4	4
4.218% due 12/01/2033 ●	22	24
4.302% due 09/01/2033 ●	24	25
4.336% due 05/01/2026 ●	7	7
4.357% due 09/01/2028 ●	3	3
4.447% due 01/01/2035 ●	6	6
4.543% due 03/01/2032 ●	30	31
4.581% due 10/01/2033 ●	0	1
4.681% due 07/01/2037 ●	7	7
4.684% due 01/01/2035 ●	8	8
4.710% due 02/01/2035 ●	14	15
4.737% due 01/01/2035 ●	6	6
4.750% due 02/01/2035 ●	4	4
4.752% due 04/01/2032 ●	72	73
4.794% due 02/01/2035 ●	9	9
4.797% due 02/01/2026 ●	1	1
4.810% due 04/01/2034 ●	12	12

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

4.824% due 08/01/2023 ●	5	5
4.847% due 04/01/2035 ●	135	138
4.848% due 04/01/2033 ●	2	2
4.927% due 02/01/2035 ●	18	19
4.960% due 03/01/2034 ●	17	18
5.000% due 02/15/2036	232	256
5.145% due 02/01/2036 ●	9	9
5.500% due 05/15/2036	17	19
5.803% due 08/01/2031 ●	22	24
6.500% due 03/15/2021 - 07/25/2043	396	468
7.000% due 06/15/2029	8	9
7.500% due 02/15/2023 - 01/15/2031	6	7
8.000% due 03/15/2023	6	7
Ginnie Mae
2.224% due 02/20/2061 ●	354	353
2.524% due 09/20/2063 ●	3,528	3,542
3.250% due 07/20/2029 - 09/20/2033 ●	77	79
3.875% (H15T1Y + 1.500%) due 04/20/2021 - 06/20/2021 ~	3	4
3.875% due 05/20/2030 - 05/20/2032 ●	48	49
4.000% (H15T1Y + 1.500%) due 01/20/2023 ~	1	2
4.000% due 01/20/2027 - 02/20/2030 ●	32	33
4.125% (H15T1Y + 1.500%) due 10/20/2026 ~	14	14
4.125% due 12/20/2027 - 10/20/2033 ●	24	24
4.500% due 01/20/2034 ●	10	10
Uniform Mortgage-Backed Security
2.500% due 02/01/2023	223	225
3.000% due 12/01/2026 - 10/01/2046	4,009	4,114
3.500% due 03/01/2040 - 07/01/2049	145,771	151,107
4.000% due 11/01/2041 - 09/01/2049	525,481	547,540
8.500% due 09/01/2021 - 06/01/2030	17	20
Uniform Mortgage-Backed Security, TBA
2.500% due 02/01/2035 - 02/01/2050	78,500	77,943
3.000% due 02/01/2035 - 02/01/2050	39,100	39,971
3.500% due 01/01/2050 - 02/01/2050	439,500	451,874
4.000% due 01/01/2050 - 02/01/2050	308,700	321,032
Total U.S. Government Agencies (Cost $1,667,747)		1,678,942
U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Notes
2.375% due 05/15/2029	8,900	9,245
Total U.S. Treasury Obligations (Cost $9,072)		9,245
NON-AGENCY MORTGAGE-BACKED SECURITIES 25.3%
Adjustable Rate Mortgage Trust
2.332% due 11/25/2035 ●	616	612
2.352% due 11/25/2035 ●	1,068	1,059
4.154% due 04/25/2035 ~	61	62
American Home Mortgage Assets Trust 6.250% due 11/25/2046 þ	17,366	15,613
American Home Mortgage Investment Trust 3.894% due 06/25/2045 ●	2,087	2,104
AREIT Trust 2.760% due 09/14/2036 ●	30,000	30,003
Ashford Hospitality Trust
3.190% due 05/15/2035 ●	3,100	3,095
3.590% due 05/15/2035 ●	2,300	2,304
4.490% due 05/15/2035 ●	3,200	3,201
BAMLL Commercial Mortgage Securities Trust
1.346% due 09/15/2020 ~(a)	51,300	490
2.790% due 04/15/2036 ●	3,500	3,499
2.940% due 03/15/2034 ●	900	903
Banc of America Alternative Loan Trust 6.000% due 04/25/2037	2,808	2,669
Banc of America Commercial Mortgage Trust 5.822% due 02/10/2051 ~	44,468	47,617
Banc of America Funding Trust
1.837% due 10/26/2036 ~	65,290	59,795
1.955% due 10/20/2036 ●	4,980	4,466
2.440% due 04/20/2035 ●	1,000	1,000
3.801% due 10/20/2046 ^~	447	420
4.321% due 01/20/2047 ^~	11	11
4.370% due 09/20/2046 ^~	1,749	1,707
Banc of America Mortgage Trust
3.898% due 12/25/2033 ~	83	83
3.978% due 10/25/2035 ^~	461	464
4.131% due 11/25/2033 ~	19	19
4.664% due 06/25/2035 ~	581	572
4.777% due 06/25/2034 ~	251	253
4.872% due 05/25/2033 ~	2	2
Bancorp Commercial Mortgage Trust
2.940% due 08/15/2032 ●	7,783	7,813
3.340% due 08/15/2032 ●	7,300	7,340
Barclays Commercial Mortgage Securities Trust
1.194% due 02/15/2033 ~(a)	82,400	124

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

2.440% due 02/15/2033 ●	25,497	25,358
2.790% due 02/15/2033 ●	11,200	11,140
2.990% due 02/15/2033 ●	8,200	8,156
3.790% due 02/15/2033 ●	5,550	5,530
4.840% due 02/15/2033 ●	35,400	35,466
Barclays UBS Trust 2.892% due 06/05/2030	27,000	27,000
Bear Stearns Adjustable Rate Mortgage Trust
2.781% due 11/25/2030 ~	35	35
3.408% due 02/25/2035 ~	458	447
3.439% due 05/25/2034 ~	56	53
4.120% due 02/25/2033 ~	4	3
4.153% due 01/25/2034 ~	42	44
4.250% due 10/25/2034 ~	62	60
4.314% due 02/25/2036 ^~	151	149
4.333% due 05/25/2047 ^~	494	483
4.444% due 08/25/2035 ~	1,262	1,269
4.616% due 04/25/2034 ~	67	68
4.662% due 11/25/2034 ~	257	252
4.749% due 05/25/2033 ~	152	145
Bear Stearns ALT-A Trust
3.618% due 01/25/2036 ^~	470	487
3.870% due 07/25/2035 ~	14,110	13,078
3.897% due 12/25/2033 ~	295	298
3.917% due 02/25/2036 ^~	3,602	3,123
3.923% due 08/25/2036 ^~	1,320	1,180
3.962% due 08/25/2036 ^~	1,368	967
4.008% due 04/25/2035 ~	58	59
4.103% due 11/25/2035 ^~	1,362	1,080
Bear Stearns Mortgage Securities, Inc. 4.118% due 06/25/2030 ~	7	7
Bear Stearns Structured Products, Inc. Trust
3.649% due 12/26/2046 ^~	4,529	3,911
4.001% due 01/26/2036 ^~	802	719
BellaVista Mortgage Trust
2.014% due 05/20/2045 ●	3,124	2,507
2.532% due 02/25/2035 ●	4,580	3,806
BXP Trust 3.379% due 06/13/2039	18,200	19,109
Chase Mortgage Finance Trust 3.756% due 12/25/2035 ^~	1,267	1,239
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.327% due 01/25/2035 ~	518	511
Citigroup Commercial Mortgage Trust
2.570% due 12/15/2036 ●	9,200	9,170
2.890% due 12/15/2036 ●	1,800	1,796
3.098% due 04/10/2049	21,462	22,010
Citigroup Global Markets Mortgage Securities, Inc.
2.292% due 05/25/2032 ●	31	31
4.240% due 09/25/2033 ~	2	2
8.500% due 05/25/2032	116	118
Citigroup Mortgage Loan Trust
2.592% due 08/25/2035 ^●	209	196
3.228% due 09/25/2059 þ	685	687
4.190% due 11/25/2035 ●	1,167	1,181
4.380% due 10/25/2035 ●	24	25
4.521% due 08/25/2035 ~	283	288
4.810% due 05/25/2035 ●	17	17
Citigroup Mortgage Loan Trust, Inc.
2.122% due 12/25/2034 ●	160	156
4.200% due 09/25/2035 ●	761	755
Community Program Loan Trust 4.500% due 04/01/2029	50	50
Countrywide Alternative Loan Trust
1.945% due 02/20/2047 ^●	2,299	1,830
1.952% due 07/25/2036 ●	2,569	2,534
1.960% due 12/20/2046 ^●	10,533	9,249
1.965% due 07/20/2046 ^●	843	625
1.975% due 03/20/2046 ●	398	370
1.982% due 09/25/2046 ^●	476	452
1.992% due 06/25/2037 ●	760	728
2.042% due 05/25/2035 ●	141	125
2.062% due 02/25/2036 ●	127	116
2.072% due 12/25/2035 ●	544	542
2.082% due 11/25/2035 ●	2,703	2,183
2.292% due 05/25/2035 ^●	292	270
2.292% due 06/25/2035 ●	2,118	2,039
2.405% due 11/20/2035 ●	313	302
2.412% due 10/25/2035 ●	1,368	1,139
2.432% due 07/25/2035 ●	6,637	6,650
2.452% due 10/25/2035 ●	3,894	3,234
2.562% due 11/25/2035 ●	2,341	2,257
2.912% due 08/25/2035 ~	4,319	4,306
3.079% due 03/25/2047 ^●	4,343	3,763
3.239% due 02/25/2036 ●	871	829
3.489% due 11/25/2047 ^●	6,578	5,903

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

3.619% due 11/25/2047 ^●	11,997	10,842
5.500% due 11/25/2035 ^	1,338	1,122
5.500% due 03/25/2036 ^	90	65
5.750% due 03/25/2037 ^●	387	330
6.250% due 12/25/2033	28	29
6.500% due 11/25/2031	77	80
Countrywide Home Loan Mortgage Pass-Through Trust
2.372% due 04/25/2035 ●	26	24
2.392% due 03/25/2035 ●	35	31
2.432% due 03/25/2035 ●	2,096	2,017
2.472% due 02/25/2035 ●	80	78
2.492% due 02/25/2035 ●	622	602
2.572% due 02/25/2035 ●	114	110
2.712% due 09/25/2034 ●	126	91
2.912% due 04/25/2035 ^~	49	6
3.711% due 02/20/2036 ^●	136	120
3.793% due 02/20/2036 ^●	196	193
3.832% due 02/20/2035 ~	197	200
3.878% due 08/25/2034 ~	57	56
3.936% due 06/19/2031 ~	2	2
4.082% due 02/19/2034 ~	13	14
4.153% due 02/19/2034 ~	19	19
4.171% due 08/25/2034 ^~	375	377
4.397% due 07/19/2033 ~	84	85
4.484% due 05/19/2033 ~	9	9
4.901% due 02/25/2034 ~	51	52
6.000% due 11/25/2037 ^	168	141
Credit Suisse First Boston Mortgage Securities Corp.
2.668% due 03/25/2032 ~	101	99
2.942% due 09/25/2034 ^●	1,109	1,146
3.288% due 12/25/2032 ^~	37	33
3.836% due 12/25/2033 ~	277	278
4.031% due 06/25/2033 ~	273	275
5.750% due 04/25/2033	9	10
6.250% due 07/25/2035	342	372
7.000% due 02/25/2033	17	18
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
3.885% due 07/25/2033 ~	13	13
4.573% due 10/25/2033 ~	110	111
5.500% due 11/25/2035	236	223
Credit Suisse Mortgage Capital Certificates
3.830% due 08/26/2058	646	651
5.750% due 12/26/2035	357	334
Credit Suisse Mortgage Capital Certificates Trust
3.322% due 10/25/2058 ~	490	491
Credit Suisse Mortgage Capital LLC
3.304% due 09/15/2037	10,000	10,179
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.421% due 10/25/2037 ~	309	274
Credit Suisse Mortgage Capital Trust
3.318% due 12/25/2059 ~	900	901
3.319% due 10/27/2059 ~	896	897
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
1.972% due 01/25/2047 ●	6,674	6,191
Downey Savings & Loan Association Mortgage Loan Trust
3.179% due 04/19/2047 ●	582	584
First Horizon Alternative Mortgage Securities Trust
3.790% due 07/25/2035 ~	8,984	8,892
3.833% due 03/25/2035 ~	152	122
3.840% due 06/25/2034 ~	1,562	1,579
4.061% due 09/25/2034 ~	982	986
GMAC Mortgage Corp. Loan Trust
5.500% due 05/25/2035 ~	10	10
GreenPoint Mortgage Funding Trust
2.002% due 04/25/2036 ●	241	232
2.252% due 06/25/2045 ●	17,142	16,088
GS Mortgage Securities Corp. Trust
3.104% due 05/10/2034	15,900	15,822
3.551% due 04/10/2034	7,490	7,659
3.924% due 10/10/2032	13,300	13,618
GSMPS Mortgage Loan Trust
2.142% due 09/25/2035 ●	23,894	21,317
2.142% due 01/25/2036 ●	28,999	25,396
7.000% due 06/25/2043	491	556
8.000% due 09/19/2027 ~	238	239
GSR Mortgage Loan Trust
2.142% due 01/25/2034 ●	8	7
3.956% due 01/25/2036 ^~	275	280
4.460% due 04/25/2035 ~	669	676
4.678% due 04/25/2035 ~	609	611
4.704% due 09/25/2035 ~	101	103
6.000% due 03/25/2032	1	1
HarborView Mortgage Loan Trust
1.944% due 07/19/2046 ^●	2,283	1,571
1.954% due 02/19/2046 ●	356	356
1.969% due 12/19/2036 ●	1,351	1,206

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

2.004% due 03/19/2036 ^●	249	239
2.204% due 05/19/2035 ●	208	202
2.213% due 06/19/2035 ●	10,773	10,876
2.464% due 01/19/2035 ●	26	24
2.977% due 06/19/2045 ^●	292	190
3.922% due 11/19/2034 ~	11	11
4.403% due 08/19/2034 ~	133	134
4.507% due 12/19/2035 ^~	12	12
Impac CMB Trust 2.692% due 10/25/2033 ●	25	25
Impac Secured Assets Trust
2.142% due 05/25/2036 ●	57	56
2.222% due 08/25/2036 ●	115	116
IndyMac Adjustable Rate Mortgage Trust 3.642% due 01/25/2032 ~	4	4
IndyMac Mortgage Loan Trust
1.912% due 07/25/2036 ●	18,306	17,044
1.982% due 09/25/2046 ●	603	579
2.022% due 07/25/2046 ●	19,729	19,310
2.092% due 06/25/2037 ^●	140	89
2.272% due 04/25/2035 ●	149	146
2.352% due 03/25/2035 ●	65	64
2.432% due 02/25/2035 ●	1,293	1,274
2.432% due 07/25/2045 ●	46	44
2.592% due 11/25/2034 ●	4,132	4,018
3.012% due 09/25/2034 ●	116	110
3.571% due 06/25/2036 ~	2,176	1,812
3.689% due 06/25/2036 ~	1,185	1,161
3.944% due 02/25/2036 ~	5,368	4,818
InTown Hotel Portfolio Trust
2.440% due 01/15/2033 ●	4,600	4,589
2.790% due 01/15/2033 ●	2,600	2,593
2.990% due 01/15/2033 ●	2,900	2,894
3.790% due 01/15/2033 ●	8,100	8,094
JPMorgan Alternative Loan Trust
2.200% due 06/27/2037 ●	2,543	2,197
3.581% due 10/25/2036 ~	6,529	6,465
10.195% due 06/27/2037 ~	14,356	11,502
JPMorgan Chase Commercial Mortgage Securities Trust
2.590% due 10/15/2032 ●	5,438	5,434
2.713% due 08/15/2049	11,200	11,380
2.840% due 10/15/2032 ●	3,500	3,498
3.140% due 10/15/2032 ●	3,600	3,599
3.880% due 10/15/2032 ●	5,540	5,552
JPMorgan Mortgage Trust
3.800% due 10/25/2035 ^~	54	48
4.112% due 07/25/2035 ~	2,289	2,329
4.154% due 10/25/2035 ~	128	123
4.278% due 04/25/2035 ~	42	43
4.533% due 06/25/2035 ~	104	95
5.000% due 07/25/2036	472	418
Lehman Mortgage Trust 5.500% due 02/25/2036 ^	326	269
Lehman XS Trust 2.022% due 04/25/2046 ^●	824	825
MASTR Adjustable Rate Mortgages Trust
2.122% due 12/25/2034 ●	404	394
2.342% due 09/25/2037 ●	3,500	1,602
3.802% due 12/25/2033 ~	100	101
4.110% due 07/25/2035 ~	13,396	9,435
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 2.440% due 11/15/2031 ●	70	71
Merrill Lynch Mortgage Investors Trust
2.272% due 08/25/2035 ●	12,000	11,424
2.412% due 08/25/2028 ●	8	8
2.432% due 10/25/2028 ●	100	100
2.532% due 03/25/2028 ●	14	14
4.005% due 04/25/2035 ~	17	17
4.241% due 08/25/2033 ~	117	9
4.372% due 11/25/2035 ●	6,527	6,704
Morgan Stanley Capital Trust 2.740% due 05/15/2036 ●	900	900
Morgan Stanley Mortgage Loan Trust
2.052% due 03/25/2036 ●	2,153	1,756
4.329% due 10/25/2034 ~	56	57
Morgan Stanley Resecuritization Trust 1.868% due 06/26/2047 ●	16,838	15,553
Motel 6 Trust
2.660% due 08/15/2034 ●	14,051	14,070
2.930% due 08/15/2034 ●	14,364	14,378
3.890% due 08/15/2034 ●	1,444	1,449
NAAC Reperforming Loan REMIC Trust 7.500% due 03/25/2034 ^	523	535
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	42,193	42,229
4.500% due 05/25/2058 ~	931	983

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

Nomura Asset Acceptance Corp. Alternative Loan Trust 5.254% due 10/25/2034 þ	6,871	6,802
One Bryant Park Trust 2.516% due 09/15/2054	14,330	13,985
RBS Acceptance, Inc. 4.935% due 06/25/2024 ~	7	7
RBSSP Resecuritization Trust 3.458% due 12/26/2037 ●	408	410
Ready Captial Mortgage Financing LLC 2.792% due 03/25/2034 ●	14,000	13,991
Residential Accredit Loans, Inc. Trust
1.982% due 04/25/2046 ●	1,014	975
1.992% due 10/25/2046 ●	17,507	17,026
2.002% due 06/25/2037 ●	227	210
3.255% due 10/25/2037 ~	1,485	1,402
4.403% due 09/25/2034 ~	7	7
6.000% due 12/25/2035	6,021	5,897
6.500% due 10/25/2036 ^	2,543	2,425
Residential Asset Securitization Trust
2.142% due 10/25/2048	2	2
2.242% due 02/25/2034 ●	34	31
2.242% due 04/25/2035 ^●	760	587
6.250% due 08/25/2036	2,595	2,258
6.500% due 04/25/2037 ^	4,529	2,068
Residential Funding Mortgage Securities, Inc. Trust
4.325% due 06/25/2035 ~	297	294
4.507% due 09/25/2035 ~	10,129	8,863
5.007% due 02/25/2036 ^~	85	77
RESIMAC Bastille Trust 2.634% due 09/05/2057 ●	2,893	2,893
RiverView HECM Trust 2.030% due 05/25/2047 ●	21,483	20,163
SACO, Inc. 7.000% due 08/25/2036	6	6
Sequoia Mortgage Trust
1.995% due 02/20/2035 ●	87	85
2.114% due 10/19/2026 ●	39	39
2.385% due 11/20/2034 ●	36	36
2.495% due 05/20/2034 ●	395	400
2.525% due 10/20/2027 ●	7	7
2.565% due 10/20/2027 ●	21	21
2.774% due 02/20/2034 ●	150	147
3.125% due 10/20/2027 ●	315	315
3.250% due 06/20/2034 ~	82	82
3.278% due 01/20/2047 ^~	692	560
3.804% due 08/20/2034 ~	97	99
3.892% due 09/20/2032 ~	27	27
SG Commercial Mortgage Securities Trust 2.895% due 10/10/2048	3,000	3,063
Silverstone Master Issuer PLC 2.536% due 01/21/2070 ●	458	458
Stonemont Portfolio Trust
2.615% due 08/20/2030 ●	5,316	5,315
2.865% due 08/20/2030 ●	2,179	2,178
Structured Adjustable Rate Mortgage Loan Trust
2.132% due 08/25/2035 ●	142	142
2.527% due 06/25/2034 ●	420	408
3.639% due 01/25/2035 ^●	543	531
3.639% due 05/25/2035 ^●	674	591
4.067% due 02/25/2036 ^~	445	419
4.373% due 04/25/2034 ~	60	63
4.389% due 02/25/2034 ~	75	75
Structured Asset Mortgage Investments Trust
2.072% due 02/25/2036 ^●	274	265
2.102% due 12/25/2035 ^●	3,546	3,640
2.332% due 08/25/2035 ●	4,455	4,354
2.364% due 07/19/2034 ●	672	652
2.464% due 03/19/2034 ●	205	202
2.604% due 10/19/2033 ●	64	63
Structured Asset Mortgage Investments, Inc. 0.712% due 05/02/2030 ~	69	7
Structured Asset Securities Corp. Mortgage Loan Trust 7.500% due 10/25/2036 ^	1,280	1,078
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 4.635% due 07/25/2032 ~	2	2
Tharaldson Hotel Portfolio Trust
2.460% due 11/11/2034 ●	11,341	11,339
2.810% due 11/11/2034 ●	21,467	21,455
3.060% due 11/11/2034 ●	10,693	10,698
3.710% due 11/11/2034 ●	17,903	17,947
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~	91,751	92,338
Wachovia Bank Commercial Mortgage Trust 0.933% due 10/15/2041 ~(a)	104	0
Wachovia Mortgage Loan Trust LLC 4.260% due 10/20/2035 ~	281	261

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

WaMu Mortgage Pass-Through Certificates Trust
2.048% due 11/25/2041 ~	4	4
2.052% due 11/25/2045 ●	3,378	3,307
2.062% due 12/25/2045 ●	3,428	3,416
2.162% due 05/25/2034 ●	26,642	24,363
2.212% due 06/25/2044 ●	2,620	2,558
2.292% due 07/25/2044 ●	30	29
2.372% due 07/25/2045 ●	285	283
2.532% due 11/25/2034 ●	188	190
2.572% due 10/25/2044 ●	511	511
2.627% due 08/25/2046 ●	4,892	4,784
3.079% due 11/25/2046 ●	19,071	17,991
3.239% due 08/25/2046 ●	11,528	10,879
3.639% due 06/25/2042 ●	185	184
3.639% due 08/25/2042 ●	2,294	2,252
4.100% due 01/25/2033 ~	1,681	1,716
4.409% due 08/25/2033 ~	11	11
4.493% due 03/25/2033 ~	142	146
4.498% due 06/25/2034 ~	62	63
WaMu Mortgage-Backed Pass-Through Certificates 3.923% due 12/19/2039 ~	202	199
Washington Mutual Mortgage Pass-Through Certificates Trust
2.442% due 10/25/2035 ●	681	595
3.069% due 11/25/2046 ●	13,468	12,689
3.891% due 12/25/2032 ~	213	217
4.266% due 11/25/2030 ~	28	29
5.750% due 03/25/2033	108	111
Wells Fargo Commercial Mortgage Trust
2.591% due 12/13/2031 ●	21,320	21,276
2.841% due 12/13/2031 ●	17,700	17,631
3.585% due 12/13/2031 ●	1,242	1,231
Wells Fargo Mortgage Loan Trust 3.843% due 09/27/2036 ~	1,932	1,810
Wells Fargo Mortgage-Backed Securities Trust 4.346% due 12/25/2036 ^~	118	115
Total Non-Agency Mortgage-Backed Securities (Cost $1,228,981)		1,272,494
ASSET-BACKED SECURITIES 42.5%
ABFS Mortgage Loan Trust 6.785% due 07/15/2033 þ	803	625
Accredited Mortgage Loan Trust
2.052% due 09/25/2036 ●	367	361
2.872% due 04/25/2035 ●	1,570	1,573
ACE Securities Corp. Home Equity Loan Trust
2.842% due 12/25/2033 ●	382	380
2.842% due 07/25/2034 ●	81	82
AFC Home Equity Loan Trust
2.392% due 06/25/2028 ●	253	246
2.462% due 04/25/2028 ●	14	14
American Credit Acceptance Receivables Trust 3.060% due 07/12/2022	8,412	8,442
American Home Mortgage Investment Trust 2.152% due 08/25/2035 ●	6	4
Americredit Automobile Receivables Trust 2.930% due 06/20/2022	11,253	11,292
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.662% due 10/25/2035 ●	14,780	14,801
2.707% due 01/25/2035 ●	793	795
2.842% due 11/25/2034 ●	7,513	7,515
2.902% due 03/25/2035 ●	6,305	6,308
Amortizing Residential Collateral Trust
2.492% due 08/25/2032 ●	10	10
2.792% due 10/25/2034 ●	3,434	3,454
AMRESCO Residential Securities Corp. Mortgage Loan Trust 2.287% due 06/25/2028 ●	2	2
Arbor Realty Commercial Real Estate Notes Ltd. 2.890% due 05/15/2037 ●	2,900	2,901
Ares CLO Ltd. 3.192% due 04/17/2026 ●	275	275
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.132% due 11/25/2035 ●	318	320
2.282% due 10/25/2035 ●	1,000	996
2.302% due 10/25/2035 ●	37,500	36,224
2.842% due 10/25/2033 ●	248	249
2.842% due 11/25/2034 ●	1,395	1,409
Asset-Backed Funding Certificates Trust
1.932% due 11/25/2036 ●	11,145	8,332
2.472% due 04/25/2033 ●	637	626
2.812% due 03/25/2032 ●	441	440
Asset-Backed Securities Corp. Home Equity Loan Trust
2.260% due 06/15/2031 ●	111	105
2.737% due 09/25/2034 ●	380	382
3.090% due 04/15/2033 ●	42	43
B2R Mortgage Trust 2.567% due 06/15/2049	10,145	10,152

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

Bayview Opportunity Master Fund Trust
3.967% due 03/28/2034 þ	119	119
4.090% due 02/28/2034 þ	44	44
Bear Stearns Asset-Backed Securities Trust
1.664% due 09/25/2034 ●	67	65
1.942% due 07/25/2036 ●	8,823	8,792
1.952% due 08/25/2036 ●	754	929
2.042% due 07/25/2036 ●	22,129	18,876
2.282% due 09/25/2035 ●	537	536
2.282% due 06/25/2036 ●	1	1
2.342% due 10/25/2036 ●	4,128	3,840
2.452% due 10/25/2032 ●	18	18
2.492% due 11/25/2035 ^●	1,379	1,284
2.592% due 10/27/2032 ●	19	19
2.692% due 12/25/2033 ●	321	317
2.752% due 04/25/2035 ●	1,509	1,516
2.792% due 10/25/2037 ●	5,397	4,414
2.792% due 11/25/2042 ●	126	126
2.972% due 06/25/2043 ●	491	490
2.992% due 10/25/2032 ●	59	59
3.042% due 08/25/2037 ●	4,453	4,460
3.292% due 11/25/2042 ●	77	78
3.442% due 11/25/2042 ●	552	557
3.907% due 03/25/2035 ●	3,000	3,018
4.276% due 07/25/2036 ~	425	419
5.500% due 01/25/2034 þ	32	32
5.500% due 12/25/2035	80	71
5.750% due 10/25/2033 þ	300	310
6.000% due 06/25/2034 þ	410	417
Bowman Park CLO Ltd. 3.090% due 11/23/2025 ●	20,418	20,429
Business Jet Securities LLC 4.447% due 06/15/2033	959	974
CDC Mortgage Capital Trust
2.412% due 01/25/2033 ●	14	14
2.842% due 01/25/2033 ●	201	202
Centex Home Equity Loan Trust
2.482% due 09/25/2034 ●	96	96
2.512% due 06/25/2034 ●	410	407
5.660% due 09/25/2034 þ	666	701
Chase Funding Trust
2.372% due 11/25/2034 ●	2	2
2.692% due 05/25/2033 ●	4,890	4,558
4.537% due 09/25/2032	1	1
Chesapeake Funding LLC
1.950% due 09/15/2031	19,743	19,704
2.940% due 04/15/2031	25,583	25,918
CIT Group Home Equity Loan Trust 2.767% due 12/25/2031 ●	177	177
Citigroup Mortgage Loan Trust
1.872% due 01/25/2037 ●	161	121
2.242% due 11/25/2045 ●	3,156	3,147
Citigroup Mortgage Loan Trust, Inc.
2.062% due 06/25/2037 ●	8,198	7,548
2.737% due 08/25/2035 ●	1,691	1,688
5.550% due 08/25/2035 þ	418	426
5.629% due 08/25/2035 þ	2,323	2,309
College Avenue Student Loans LLC
2.992% due 12/26/2047 ●	8,251	8,093
3.280% due 12/28/2048	19,786	19,604
4.130% due 12/26/2047	11,260	11,679
Conseco Finance Corp.
6.220% due 03/01/2030	327	339
6.240% due 12/01/2028	2	2
6.760% due 03/01/2030 ~	28	29
6.810% due 12/01/2028 ~	37	38
6.870% due 04/01/2030 ~	6	6
Conseco Finance Securitizations Corp. 8.260% due 12/01/2030 ~	23,748	12,445
Countrywide Asset-Backed Certificates
1.942% due 01/25/2037 ●	21,760	21,275
1.962% due 06/25/2037 ●	1,467	1,469
1.982% due 11/25/2037 ●	614	610
2.042% due 01/25/2037 ●	8,725	8,492
2.062% due 09/25/2036 ●	3,074	3,054
2.162% due 04/25/2036 ●	356	353
2.252% due 04/25/2036 ●	6,475	6,209
2.662% due 04/25/2034 ●	908	907
2.692% due 05/25/2032 ●	166	165
2.752% due 12/25/2035 ●	6,500	6,348
2.792% due 09/25/2032 ●	188	183
2.842% due 08/25/2035 ●	1,743	1,751
Countrywide Asset-Backed Certificates Trust
1.932% due 03/25/2047 ●	4,338	4,329
1.942% due 09/25/2046 ●	21,232	21,019
2.042% due 04/25/2046 ^●	13,763	13,489

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

2.272% due 05/25/2036 ●	50,400	47,814
2.282% due 02/25/2036 ●	1,108	1,111
2.322% due 02/25/2036 ●	4,696	4,703
2.522% due 04/25/2036 ^●	5,500	5,510
2.532% due 08/25/2047 ●	1,218	1,207
5.125% due 12/25/2034 ~	3,873	3,895
6.047% due 05/25/2036 ^þ	321	324
Countrywide Asset-Backed Certificates Trust, Inc.
2.252% due 09/25/2034 ●	3	3
2.532% due 12/25/2034 ●	24	24
2.572% due 11/25/2034 ●	608	598
2.767% due 10/25/2034 ●	1,250	1,246
Credit Acceptance Auto Loan Trust
3.210% due 08/17/2026	2,300	2,324
3.330% due 02/15/2028	13,280	13,518
3.600% due 04/15/2027	5,000	5,085
Credit Suisse First Boston Mortgage Securities Corp.
2.152% due 05/25/2044 ●	23	23
2.412% due 01/25/2032 ●	9	9
Credit-Based Asset Servicing & Securitization LLC 6.780% due 05/25/2035 þ	329	336
CVP Cascade CLO Ltd. 3.151% due 01/16/2026 ●	7,793	7,796
CWHEQ Revolving Home Equity Loan Trust 1.930% due 04/15/2032 ●	2,457	2,449
DRB Prime Student Loan Trust 3.403% (US0001M + 1.700%) due 01/25/2040 ~	4,591	4,623
Dryden Senior Loan Fund 2.886% due 10/15/2027 ●	43,200	43,138
Earnest Student Loan Program LLC 2.680% due 07/25/2035	1,219	1,221
EMC Mortgage Loan Trust 3.292% due 08/25/2040 ●	280	280
Encore Credit Receivables Trust 2.722% due 11/25/2035 ●	10,000	9,994
EquiFirst Mortgage Loan Trust 4.250% due 09/25/2033 þ	209	220
Equity One Mortgage Pass-Through Trust 2.472% due 07/25/2034 ●	4	4
Exeter Automobile Receivables Trust 2.930% due 07/15/2022	3,683	3,695
First Franklin Mortgage Loan Trust
1.902% due 12/25/2037 ●	766	709
2.272% due 12/25/2035 ●	1,928	1,936
2.467% due 11/25/2035 ●	1,900	1,856
First NLC Trust
1.932% due 08/25/2037 ●	34,669	22,014
2.072% due 08/25/2037 ●	1,894	1,229
Flagship Credit Auto Trust
2.330% due 02/15/2024	22,840	22,885
2.830% due 10/16/2023	19,436	19,556
3.410% due 05/15/2023	13,500	13,624
Ford Credit Auto Owner Trust
2.120% due 07/15/2026	30,000	29,998
3.190% due 07/15/2031	7,735	8,046
Fremont Home Loan Trust
1.927% due 10/25/2036 ●	47,950	44,981
1.932% due 01/25/2037 ●	10,737	6,758
2.647% due 07/25/2034 ●	5,721	5,666
GLS Auto Receivables Issuer Trust
2.580% due 07/17/2023	13,592	13,615
3.060% due 04/17/2023	3,415	3,433
GM Financial Automobile Leasing Trust 2.910% due 04/20/2021	14,017	14,060
GMF Floorplan Owner Revolving Trust
2.700% due 04/15/2024	10,600	10,672
2.900% due 04/15/2026	26,500	27,099
Greystone Commercial Real Estate Notes Ltd. 3.442% due 09/15/2037 ●	1,600	1,602
GSAMP Trust
2.092% due 10/25/2036 ^●	5,339	363
2.527% due 09/25/2035 ^●	18,417	18,417
2.617% due 03/25/2034 ●	838	833
2.767% due 08/25/2033 ●	7	7
Home Equity Asset Trust
2.392% due 11/25/2032 ●	1	1
2.392% due 12/25/2035 ●	13,400	13,314
2.587% due 07/25/2034 ●	278	278
2.707% due 03/25/2035 ●	6,691	6,693
2.712% due 02/25/2033 ●	1	1
Home Equity Loan Trust 1.982% due 04/25/2037 ●	4,326	4,114
Home Equity Mortgage Loan Asset-Backed Trust
1.952% due 07/25/2037 ●	108	73
1.992% due 03/25/2036 ●	7,262	7,198

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

Home Equity Mortgage Trust 5.800% due 05/25/2036 ^þ	52	50
HSI Asset Loan Obligation Trust 1.852% due 12/25/2036 ●	12	5
HSI Asset Securitization Corp. Trust 2.152% due 12/25/2035 ●	6,910	6,829
IMC Home Equity Loan Trust 7.310% due 11/20/2028	16	16
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 3.817% due 07/25/2034 ●	497	500
IXIS Real Estate Capital Trust
1.892% due 01/25/2037 ●	13,308	6,172
2.022% due 01/25/2037 ●	48,615	23,813
Jamestown CLO Ltd. 3.222% due 01/17/2027 ●	4,704	4,706
JPMorgan Mortgage Acquisition Corp. 2.442% due 12/25/2035 ●	5,000	4,818
JPMorgan Mortgage Acquisition Trust
1.872% due 08/25/2036 ●	2	1
1.902% due 08/25/2036 ●	881	653
LA Arena Funding LLC 7.656% due 12/15/2026	406	429
Lehman XS Trust 1.942% due 04/25/2037 ^●	13	13
LoanCore Issuer Ltd. 2.870% due 05/15/2036 ●	2,900	2,900
Long Beach Mortgage Loan Trust
1.942% due 05/25/2036 ●	19,016	12,909
1.952% due 11/25/2036 ●	3,530	1,691
2.412% due 08/25/2033 ●	365	363
2.647% due 07/25/2034 ●	173	170
2.842% due 10/25/2034 ●	67	66
2.842% due 06/25/2035 ●	150	150
3.217% due 03/25/2032 ●	134	134
Madison Park Funding Ltd. 3.226% due 07/20/2026 ●	2,168	2,170
Marlette Funding Trust 3.060% due 07/17/2028	1,073	1,073
Massachusetts Educational Financing Authority 2.890% due 04/25/2038 ●	396	395
MASTR Asset-Backed Securities Trust
1.922% due 08/25/2036 ●	15,314	10,455
2.542% due 12/25/2034 ^●	472	466
2.617% due 10/25/2034 ●	828	830
MASTR Specialized Loan Trust 2.642% due 05/25/2037 ●	403	43
Merrill Lynch First Franklin Mortgage Loan Trust 3.292% due 10/25/2037 ●	254	257
Merrill Lynch Mortgage Investors Trust
1.852% due 10/25/2037 ^●	315	128
1.872% due 09/25/2037 ●	98	56
1.882% due 06/25/2037 ●	759	297
Mid-State Capital Corp. Trust 6.005% due 08/15/2037	1,406	1,510
Morgan Stanley ABS Capital, Inc. Trust
1.852% due 05/25/2037 ●	123	112
1.892% due 11/25/2036 ●	10,245	6,440
1.922% due 01/25/2037 ●	66,342	34,594
1.942% due 06/25/2036 ●	759	656
2.032% due 06/25/2036 ●	9,523	8,345
2.122% due 03/25/2036 ●	19,141	13,385
2.132% due 03/25/2037 ●	24,795	14,069
3.792% due 07/25/2037 ^●	266	142
4.192% due 08/25/2034 ●	121	122
Morgan Stanley Dean Witter Capital, Inc. Trust
3.142% due 02/25/2033 ●	73	73
4.267% due 01/25/2032 ●	199	206
Morgan Stanley Mortgage Loan Trust
2.112% due 11/25/2036 ●	681	202
2.312% due 10/25/2036 ●	1,605	769
Navient Private Education Loan Trust
2.140% due 12/16/2058 ●	367	367
2.650% due 12/15/2028	3,466	3,472
2.740% due 02/15/2029	891	895
3.910% due 12/15/2045	6,106	6,324
Navient Private Education Refi Loan Trust
2.530% due 02/18/2042	381	381
2.820% due 02/15/2068	29,315	29,480
3.010% due 06/16/2042	1,478	1,482
3.030% due 01/15/2043	809	812
Navient Student Loan Trust
2.172% due 03/25/2067 ●	24,957	24,916
2.642% due 06/25/2065 ●	2,857	2,860
2.842% due 12/27/2066 ●	10,900	10,848
Nelnet Student Loan Trust
2.592% due 09/25/2065 ●	20,201	20,187

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

2.692% due 06/27/2067 ●	43,178	43,128
New Century Home Equity Loan Trust 1.972% due 05/25/2036 ●	247	234
Nomura Asset Acceptance Corp. Alternative Loan Trust 2.412% due 01/25/2036 ●	250	336
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 2.122% due 03/25/2036 ●	7,620	7,119
North Carolina State Education Assistance Authority 2.740% due 07/25/2036 ●	4,400	4,364
NovaStar Mortgage Funding Trust
1.892% due 03/25/2037 ●	13	7
2.572% due 05/25/2033 ●	1	1
Ocean Trails CLO 2.805% due 08/13/2025 ●	3,314	3,315
OneMain Financial Issuance Trust 3.300% due 03/14/2029	1,000	1,015
Option One Mortgage Loan Trust
2.572% due 02/25/2035 ●	750	743
2.587% due 05/25/2034 ●	16	16
Option One Mortgage Loan Trust Asset-Backed Certificates 2.265% due 08/20/2030 ●	2	2
OSCAR U.S. Funding Trust LLC
2.205% due 04/12/2021 ●	2,545	2,546
2.910% due 04/12/2021	901	902
Palmer Square Loan Funding Ltd.
2.816% due 01/20/2027 ●	1,204	1,203
2.836% due 10/24/2027 ●	7,000	7,001
2.936% due 04/20/2027 ●	1,247	1,247
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.527% due 03/25/2035 ●	1,368	1,376
2.767% due 10/25/2034 ●	243	244
2.842% due 10/25/2034 ●	11,119	11,109
Popular ABS Mortgage Pass-Through Trust
2.252% due 09/25/2035 ^●	2,276	2,289
3.709% due 01/25/2036 ^þ	208	197
Prestige Auto Receivables Trust 2.970% due 12/15/2021	9,197	9,205
RAAC Trust
2.132% due 02/25/2036 ●	5,273	5,289
2.192% due 06/25/2047 ●	1,781	1,785
2.272% due 03/25/2037 ●	1,071	1,075
2.992% due 09/25/2047 ●	4,089	4,120
4.292% due 12/25/2035 ●	1,447	1,506
Renaissance Home Equity Loan Trust
2.892% due 09/25/2037 ●	681	371
2.992% due 08/25/2032 ●	1,081	1,078
3.032% due 03/25/2033 ●	13	12
4.934% due 08/25/2035 þ	78	81
Residential Asset Mortgage Products Trust
2.092% due 05/25/2036 ^●	21,758	20,997
2.152% due 02/25/2036 ●	13,559	12,959
Residential Asset Securities Corp. Trust
1.942% due 01/25/2037 ●	4,304	4,283
2.042% due 04/25/2037 ●	9,340	9,300
2.052% due 07/25/2036 ●	8,609	8,568
2.062% due 05/25/2037 ●	2,177	2,172
2.222% due 01/25/2036 ●	15,400	13,763
2.372% due 06/25/2033 ●	817	756
2.437% due 03/25/2035 ●	1,307	1,310
2.587% due 01/25/2035 ●	27	27
3.072% due 07/25/2035 ●	1,645	1,646
SACO Trust
2.152% due 05/25/2036 ●	485	471
2.312% due 06/25/2036 ^●	82	79
SACO, Inc. 2.542% due 07/25/2035 ●	53	53
Salomon Mortgage Loan Trust 2.692% due 11/25/2033 ●	313	310
Santander Drive Auto Receivables Trust
2.160% due 11/15/2022	17,000	17,027
2.280% due 09/15/2023	19,900	19,916
2.910% due 01/18/2022	2,396	2,397
Saxon Asset Securities Trust
2.102% due 09/25/2037 ●	1,788	1,725
2.292% due 03/25/2032 ●	144	143
2.332% due 03/25/2035 ●	685	654
3.542% due 12/25/2037 ●	16,790	16,839
Securitized Asset-Backed Receivables LLC Trust
1.842% due 10/25/2036 ^●	852	394
1.942% due 12/25/2036 ●	26,366	15,460
Securitized Term Auto Receivables Trust 2.862% due 05/25/2021	994	997
Security National Mortgage Loan Trust 2.442% due 11/25/2034 ●	123	123
SG Mortgage Securities Trust 1.922% due 07/25/2036 ●	58,350	32,548

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

Shenton Aircraft Investment Ltd. 4.750% due 10/15/2042	10,818	10,941
SLC Student Loan Trust
2.004% due 03/15/2027 ●	4,807	4,789
2.785% due 11/25/2042 ●	2,295	2,300
2.794% due 06/15/2021 ●	4,506	4,405
SLM Private Education Loan Trust
3.990% due 06/16/2042 ●	14,238	14,335
4.540% due 10/17/2044	637	638
SLM Student Loan Trust
2.050% due 01/27/2025 ●	4,422	4,411
2.440% due 04/25/2024 ●	898	898
2.840% due 07/25/2023 ●	13,283	13,117
3.094% due 12/15/2033 ●	25,562	25,250
3.440% due 04/25/2023 ●	17,846	17,917
3.640% due 07/25/2023 ●	9,751	9,822
SMB Private Education Loan Trust
2.090% due 02/16/2026 ●	554	554
2.490% due 06/15/2027	6,859	6,871
2.880% due 09/15/2034	2,737	2,749
3.140% due 07/15/2027 ●	1,242	1,251
SoFi Consumer Loan Program Trust
2.930% due 04/26/2027	654	654
3.140% due 02/25/2027	5,152	5,178
3.200% due 08/25/2027	114	114
3.240% due 02/25/2028	1,232	1,241
SoFi Professional Loan Program LLC
1.860% due 11/26/2040	13,218	13,197
2.130% due 11/16/2048	2,065	2,065
2.370% due 11/16/2048	40,000	39,280
2.630% due 07/25/2040	44,759	44,697
2.740% due 05/25/2040	33,301	33,433
2.780% due 08/17/2048	19,903	20,001
2.992% due 03/25/2033 ●	2,796	2,799
SoFi Professional Loan Program Trust
3.080% due 01/25/2048	23,601	23,705
3.120% due 02/25/2048	1,541	1,550
Sound Point CLO Ltd. 3.084% due 01/23/2029 ●	4,000	3,998
Soundview Home Loan Trust
1.962% due 07/25/2037 ●	45,017	40,953
1.962% due 08/25/2037 ●	35,479	32,566
2.692% due 10/25/2037 ●	96,596	82,990
2.792% due 09/25/2037 ●	2,500	1,984
3.092% due 11/25/2033 ●	35	35
South Carolina Student Loan Corp. 2.907% due 09/03/2024 ●	295	296
Specialty Underwriting & Residential Finance Trust
1.932% due 06/25/2037 ●	14,431	13,774
2.692% due 06/25/2036 ●	16,022	15,329
2.992% due 10/25/2035 ●	63	61
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036	4,902	4,921
Springleaf Funding Trust 2.680% due 07/15/2030	37,500	37,529
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ	976	977
Structured Asset Investment Loan Trust
2.452% due 04/25/2035 ●	3,828	3,840
2.557% due 08/25/2035 ●	1,500	1,489
2.767% due 09/25/2034 ●	71	70
3.067% due 12/25/2034 ●	813	820
3.217% due 04/25/2034 ●	24	24
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.375% due 08/25/2031	40	39
Towd Point Mortgage Trust
2.792% due 10/25/2059 ●	1,333	1,338
3.000% due 11/25/2058 ~	1,304	1,313
Tralee CLO Ltd. 2.996% due 10/20/2027 ●	37,700	37,713
Tricon American Homes Trust
2.716% due 09/17/2034	11,525	11,524
2.916% due 09/17/2034	8,700	8,674
3.215% due 09/17/2034	1,200	1,200
TruPS Financials Note Securitization Ltd. 3.478% due 09/20/2039 ●	25,778	25,488
UCFC Manufactured Housing Contract 7.900% due 01/15/2028 ^~	262	259
Upstart Securitization Trust
2.684% due 01/21/2030	900	900
2.897% due 09/20/2029	503	505
3.450% due 04/20/2026	301	302
Utah State Board of Regents 2.542% due 01/25/2057 ●	10,389	10,315
Venture CLO Ltd. 2.881% due 07/15/2027 ●	14,776	14,754

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

Washington Mutual Asset-Backed Certificates Trust 1.852% due 10/25/2036 ●	100	52
Wells Fargo Home Equity Asset-Backed Securities Trust 3.367% due 02/25/2035 ●	3,500	3,520
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 2.422% due 04/25/2034 ●	59	58
Westlake Automobile Receivables Trust
3.060% due 05/16/2022	21,550	21,629
3.200% due 01/16/2024	10,370	10,405
World Omni Automobile Lease Securitization Trust 2.890% due 11/15/2021	12,752	12,814
Total Asset-Backed Securities (Cost $2,095,742)		2,137,316
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (d) 0.0%		1,643
U.S. TREASURY BILLS 0.0%
1.598% due 01/16/2020 - 03/26/2020 (b)(c)(f)(h)	1,527	1,524
Total Short-Term Instruments (Cost $3,167)		3,167
Total Investments in Securities (Cost $5,042,125)		5,139,483
	SHARES
INVESTMENTS IN AFFILIATES 15.2%
SHORT-TERM INSTRUMENTS 15.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.2%
PIMCO Short-Term Floating NAV Portfolio III	77,160,811	763,352
Total Short-Term Instruments (Cost $762,614)		763,352
Total Investments in Affiliates (Cost $762,614)		763,352
Total Investments 117.4% (Cost $5,804,739)		$5,902,835
Financial Derivative Instruments (e)(g) 0.1%(Cost or Premiums, net $(18,732))		5,753
Other Assets and Liabilities, net (17.5)%		(882,627)
Net Assets 100.0%		$5,025,961

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$1,643	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(1,680)	$1,643	$1,643
Total Repurchase Agreements						$(1,680)	$1,643	$1,643

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2019 was $(1,479) at a weighted average interest rate of 2.059%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2020	809	$174,340	$(86)	$38	$0

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2020	172	$(20,401)	$70	$4	$0
U.S. Treasury 10-Year Note March Futures	03/2020	316	(40,581)	349	35	0
				$419	$39	$0
Total Futures Contracts				$333	$77	$0

SWAP AGREEMENTS:

INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	Semi-Annual	12/18/2021	$4,900	$18	$2	$20	$2	$0
Receive(1)	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022	24,400	305	5	310	10	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/15/2023	42,500	434	(864)	(430)	33	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026	176,400	(6,234)	(6,961)	(13,195)	318	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	64,900	3,696	(3,485)	211	142	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	40,500	2,399	(2,243)	156	82	0

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	13,600	1,178	(875)	303	32	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029	14,800	(25)	(100)	(125)	47	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029	11,800	367	79	446	37	0
Receive(1)	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030	49,400	(587)	1,318	731	150	0
Receive(1)	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030	28,600	(505)	276	(229)	88	0
Receive(1)	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030	14,100	(13)	(97)	(110)	46	0
Receive(1)	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	25,700	1,486	108	1,594	86	0

Total Swap Agreements						$2,519	$(12,837)	$(10,318)	$1,073	$0

(f)	Securities with an aggregate market value of $593 and cash of $17,658 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.

(1)	This instrument has a forward starting effective date.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - BUY PROTECTION(1)

								Swap Agreements, at Value(4)
Counterparty	Reference Obligation	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Specialty Underwriting & Residential Finance Trust 4.354% due 02/25/2035	(1.240)%	Monthly	02/25/2035	$26	$0	$0	$0	$0

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(2)

								Swap Agreements, at Value(4)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Long Beach Mortgage Loan Trust 7.654% due 07/25/2033	6.250%	Monthly	07/25/2033	$81	$0	$17	$17	$0
GST	Ameriquest Mortgage Securities, Inc. 3.364% due 09/25/2034	0.960	Monthly	09/25/2034	49	(17)	17	0	0
	Encore Credit Receivables Trust 3.094% due 07/25/2035	0.690	Monthly	07/25/2035	421	(147)	116	0	(31)
	Structured Asset Investment Loan Trust 4.354% due 11/25/2034	1.950	Monthly	11/25/2034	0	0	0	0	0
						$(164)	$150	$17	$(31)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

								Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$18,626	$(4,214)	$3,332	$0	$(882)
DUB	ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	129	(52)	19	0	(33)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	30,000	(286)	510	224	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	25,365	(580)	797	217	0
FBF	ABX.HE.AA.7-1 Index	0.150	Monthly	08/25/2037	1,565	(1,327)	1,069	0	(258)
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	4,000	(28)	31	3	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	20,706	(761)	1,005	244	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	105,850	(2,203)	3,366	1,163	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	1,033	6	3	9	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	10,756	(402)	529	127	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	1,650	(71)	93	22	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	81,800	(5,071)	6,142	1,071	0
JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,900	(73)	116	43	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	23,486	(509)	710	201	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	71,400	(3,276)	4,211	935	0
MYC	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	23,486	(509)	710	201	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	24,887	(867)	1,161	294	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	38,100	(854)	1,273	419	0
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	50,000	173	200	373	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	128,300	(332)	433	101	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	12,145	149	(6)	143	0
						$(21,087)	$25,704	$5,790	$(1,173)
Total Swap Agreements						$(21,251)	$25,854	$5,807	$(1,204)

(h)	Securities with an aggregate market value of $931 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$27,982	$0	$27,982
Industrials	0	6,620	0	6,620
Municipal Bonds & Notes
Texas	0	420	0	420
West Virginia	0	3,297	0	3,297
U.S. Government Agencies	0	1,678,942	0	1,678,942
U.S. Treasury Obligations	0	9,245	0	9,245
Non-Agency Mortgage-Backed Securities	0	1,272,494	0	1,272,494
Asset-Backed Securities	0	2,137,316	0	2,137,316
Short-Term Instruments
Repurchase Agreements	0	1,643	0	1,643
U.S. Treasury Bills	0	1,524	0	1,524
	$0	$5,139,483	$0	$5,139,483
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$763,352	$0	$0	$763,352
Total Investments	$763,352	$5,139,483	$0	$5,902,835
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	77	1,073	0	1,150
Over the counter	0	5,807	0	5,807
	$77	$6,880	$0	$6,957
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(1,204)	$0	$(1,204)
Total Financial Derivative Instruments	$77	$5,676	$0	$5,753
Totals	$763,429	$5,145,159	$0	$5,908,588

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO All Asset All Authority Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.0% ¤
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (c) 0.0%		$1,368
Total Short-Term Instruments (Cost $1,368)		1,368
Total Investments in Securities (Cost $1,368)		1,368
	SHARES
INVESTMENTS IN AFFILIATES 143.4%
MUTUAL FUNDS (a) 136.8%
PIMCO CommoditiesPLUS® Strategy Fund	47,177,195	259,003
PIMCO CommodityRealReturn Strategy Fund®	8,111,021	48,423
PIMCO Dynamic Bond Fund	5,396,776	57,314
PIMCO Emerging Markets Currency and Short-Term Investments Fund	74,329,377	605,041
PIMCO Emerging Markets Local Currency and Bond Fund	19,460,311	140,309
PIMCO Extended Duration Fund	19,919,631	170,711
PIMCO High Yield Spectrum Fund	4,956,036	49,362
PIMCO Income Fund	17,683,369	212,908
PIMCO Investment Grade Credit Bond Fund	6,836,331	74,653
PIMCO Long Duration Total Return Fund	3,927,816	42,028
PIMCO Long-Term Real Return Fund	32,236,057	280,776
PIMCO Long-Term U.S. Government Fund	7,975,395	52,239
PIMCO Low Duration Fund	13,129,742	128,671
PIMCO Mortgage Opportunities and Bond Fund	3,337,717	36,181
PIMCO RAE Emerging Markets Fund	61,960,242	623,940
PIMCO RAE Fundamental Advantage PLUS Fund	42,641,229	417,458
PIMCO RAE Low Volatility PLUS EMG Fund	23,700,613	182,258
PIMCO RAE Low Volatility PLUS International Fund	19,654,017	166,666
PIMCO RAE PLUS EMG Fund	51,752,626	552,200
PIMCO RAE PLUS International Fund	21,315,846	160,082
PIMCO RAE US Small Fund	8,542,066	96,781
PIMCO RAE Worldwide Long/Short PLUS Fund	34,446,085	346,183
PIMCO Real Return Fund	5,740,413	64,522
PIMCO RealEstateRealReturn Strategy Fund	20,752,876	193,417
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	21,061,349	167,859
PIMCO StocksPLUS® Short Fund	167,785,400	1,157,719
PIMCO Total Return Fund	6,332,835	65,481
Total Mutual Funds (Cost $7,042,677)		6,352,185
EXCHANGE-TRADED FUNDS 5.5%
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	7,190,256	178,750
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	2,488,975	77,631
Total Exchange-Traded Funds (Cost $260,218)		256,381
SHORT-TERM INSTRUMENTS 1.1%
MUTUAL FUNDS 1.1%
PIMCO Government Money Market Fund 1.620% (a)(b)	51,361,469	51,361
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	12,727	126
Total Short-Term Instruments (Cost $51,487)		51,487
Total Investments in Affiliates (Cost $7,354,382)		6,660,053
Total Investments 143.4% (Cost $7,355,750)		$6,661,421
Other Assets and Liabilities, net (43.4)%		(2,017,135)
Net Assets 100.0%		$4,644,286

Schedule of Investments PIMCO All Asset All Authority Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$1,368	U.S. Treasury Notes 2.750% due 09/15/2021	$(1,397)	$1,368	$1,368
Total Repurchase Agreements						$(1,397)	$1,368	$1,368

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$1,368	$0	$1,368
	$0	$1,368	$0	$1,368
Investments in Affiliates, at Value
Mutual Funds	6,352,185	0	0	6,352,185
Exchange-Traded Funds	256,381	0	0	256,381
Short-Term Instruments
Mutual Funds	51,361	0	0	51,361
Central Funds Used for Cash Management Purposes	126	0	0	126
	$6,660,053	$0	$0	$6,660,053
Total Investments	$6,660,053	$1,368	$0	$6,661,421

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO All Asset Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.0% ¤
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (c) 0.0%		$188
Total Short-Term Instruments (Cost $188)		188
Total Investments in Securities (Cost $188)		188
	SHARES
INVESTMENTS IN AFFILIATES 100.0%
MUTUAL FUNDS (a) 97.7%
PIMCO CommoditiesPLUS® Strategy Fund	143,767,421	789,283
PIMCO CommodityRealReturn Strategy Fund®	29,879,087	178,378
PIMCO Dynamic Bond Fund	16,434,580	174,535
PIMCO Emerging Markets Currency and Short-Term Investments Fund	252,451,056	2,054,952
PIMCO Emerging Markets Local Currency and Bond Fund	61,946,360	446,633
PIMCO Extended Duration Fund	85,908,011	736,232
PIMCO High Yield Spectrum Fund	17,405,698	173,361
PIMCO Income Fund	73,328,125	882,871
PIMCO Investment Grade Credit Bond Fund	27,323,301	298,370
PIMCO Long Duration Total Return Fund	16,047,676	171,710
PIMCO Long-Term Real Return Fund	127,033,703	1,106,463
PIMCO Long-Term U.S. Government Fund	46,133,911	302,177
PIMCO Low Duration Fund	55,301,615	541,956
PIMCO Mortgage Opportunities and Bond Fund	13,267,763	143,823
PIMCO RAE Emerging Markets Fund	202,385,316	2,038,020
PIMCO RAE Fundamental Advantage PLUS Fund	164,908,807	1,614,457
PIMCO RAE Low Volatility PLUS EMG Fund	65,148,338	500,991
PIMCO RAE Low Volatility PLUS International Fund	39,868,978	338,089
PIMCO RAE PLUS EMG Fund	172,701,511	1,842,725
PIMCO RAE PLUS International Fund	28,125,991	211,226
PIMCO RAE Worldwide Long/Short PLUS Fund	118,173,595	1,187,645
PIMCO Real Return Fund	29,041,128	326,422
PIMCO RealEstateRealReturn Strategy Fund	50,526,510	470,907
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	61,780,017	492,387
PIMCO Total Return Fund	31,480,908	325,513
PIMCO TRENDS Managed Futures Strategy Fund	17,532,226	173,744
Total Mutual Funds (Cost $16,811,446)		17,522,870
EXCHANGE-TRADED FUNDS 1.8%
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	12,724,593	316,333
Total Exchange-Traded Funds (Cost $321,546)		316,333
SHORT-TERM INSTRUMENTS 0.5%
MUTUAL FUNDS 0.5%
PIMCO Government Money Market Fund 1.620% (a)(b)	97,839,782	97,840
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	119,162	1,179
Total Short-Term Instruments (Cost $99,018)		99,019
Total Investments in Affiliates (Cost $17,232,010)		17,938,222
Total Investments 100.0% (Cost $17,232,198)		$17,938,410
Other Assets and Liabilities, net 0.0%		2,640
Net Assets 100.0%		$17,941,050

Schedule of Investments PIMCO All Asset Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

(b)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$188	U.S. Treasury Notes 2.750% due 09/15/2021	$(195)	$188	$188
Total Repurchase Agreements						$(195)	$188	$188

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$188	$0	$188
	$0	$188	$0	$188
Investments in Affiliates, at Value
Mutual Funds	17,522,870	0	0	17,522,870
Exchange-Traded Funds	316,333	0	0	316,333
Short-Term Instruments
Mutual Funds	97,840	0	0	97,840
Central Funds Used for Cash Management Purposes	1,179	0	0	1,179
	$17,938,222	$0	$0	$17,938,222
Total Investments	$17,938,222	$188	$0	$17,938,410

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.5% ¤
MUNICIPAL BONDS & NOTES 91.2%
CALIFORNIA 90.1%
Bay Area Toll Authority, California Revenue Bonds, Series 2013 5.000% due 04/01/2029	$5,000	$5,657
Bell Gardens Community Development Commission Successor Agency, California Tax Allocation Notes, (AGM Insured), Series 2014 5.000% due 08/01/2022	520	572
California Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 01/01/2032	1,490	1,794
California Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2029	265	344
5.000% due 10/01/2030	160	206
5.000% due 12/01/2030	1,050	1,310
5.000% due 10/01/2031	265	340
5.000% due 10/01/2032	290	370
California Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 12/01/2028	375	474
California Health Facilities Financing Authority Revenue Bonds, Series 2011 3.000% due 03/01/2041	2,250	2,382
California Health Facilities Financing Authority Revenue Bonds, Series 2015 5.000% due 11/15/2030	500	606
California Health Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 11/01/2027	2,000	2,575
5.000% due 11/15/2031	3,390	4,281
5.000% due 08/15/2032	350	422
5.000% due 08/15/2033	600	722
California Health Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 10/01/2039	2,250	2,842
California Housing Finance Revenue Bonds, Series 2019 2.350% due 12/01/2035	2,750	2,752
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2017 1.913% (0.7*US0001M + 0.650%) due 12/01/2050 ~	1,250	1,252
California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 12/31/2029	1,300	1,595
5.000% due 06/01/2030	2,000	2,574
California Municipal Finance Authority Revenue Bonds, Series 2019 4.000% due 10/01/2030	785	887
California Municipal Finance Authority Revenue Notes, Series 2016 4.000% due 11/01/2026	1,000	1,093
California Municipal Finance Authority Revenue Notes, Series 2018 5.000% due 05/15/2029	4,000	4,979
California Pollution Control Financing Authority Revenue Bonds, Series 2010 1.250% due 08/01/2024	3,500	3,500
California Pollution Control Financing Authority Revenue Bonds, Series 2015 3.125% due 11/01/2040	1,000	1,067
California Pollution Control Financing Authority Revenue Notes, Series 2019 5.000% due 07/01/2029	1,000	1,257
California Public Finance Authority Revenue Bonds, Series 2017 1.370% due 08/01/2052	1,500	1,500
California School Finance Authority Revenue Bonds, Series 2017 5.000% due 07/01/2037	280	329
California School Finance Authority Revenue Notes, Series 2016 5.000% due 06/01/2026	500	548
California State General Obligation Bonds, Series 2003 1.100% due 05/01/2033	4,000	4,000
California State General Obligation Notes, Series 2013 5.000% due 09/01/2021	3,000	3,201
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2015 5.000% due 08/15/2030	695	837
California Statewide Communities Development Authority Revenue Bonds, Series 2004 5.000% due 04/01/2038	3,000	3,921
California Statewide Communities Development Authority Revenue Bonds, Series 2006 2.625% due 11/01/2033	1,000	1,037
California Statewide Communities Development Authority Revenue Bonds, Series 2015 5.000% due 11/01/2028	270	313
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 05/15/2027	500	597
5.000% due 12/01/2031	1,000	1,144
California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.000% due 03/01/2030	600	749
5.000% due 03/01/2031	200	248
5.000% due 08/01/2031	425	528
California Statewide Communities Development Authority Revenue Notes, (CM Insured), Series 2018 3.000% due 07/01/2027	1,500	1,524

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	December 31, 2019 (Unaudited)

California Statewide Communities Development Authority Revenue Notes, Series 2010 5.000% due 11/01/2020	555	574
California Statewide Communities Development Authority Revenue Notes, Series 2016 5.000% due 05/15/2026	1,000	1,199
California Statewide Communities Development Authority Revenue Notes, Series 2017 5.000% due 05/15/2026	400	480
California Statewide Communities Development Authority Revenue Notes, Series 2018 5.000% due 08/01/2028	250	315
California Statewide Communities Development Authority Revenue Notes, Series 2019 1.250% due 12/01/2021	1,000	1,000
Coast Community College District, California General Obligation Bonds, (AGM Insured), Series 2006 0.000% due 08/01/2028 (a)	2,900	2,493
Coast Community College District, California General Obligation Notes, Series 2019 4.000% due 08/01/2028	325	397
Contra Costa County, California Public Financing Authority Revenue Bonds, Series 2015 5.000% due 06/01/2027	1,725	2,077
Contra Costa County, California Redevelopment Agency Successor Agency Tax Allocation Bonds, (BAM Insured), Series 2017 5.000% due 08/01/2030	1,000	1,249
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2012 5.000% due 06/01/2023	2,100	2,388
Eastern Municipal Water District Financing Authority, California Revenue Bonds, Series 2016 5.000% due 07/01/2029	1,250	1,541
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018 5.000% due 06/01/2030	2,660	3,203
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017
5.000% due 05/01/2031	500	611
5.000% due 05/01/2033	750	909
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Notes, (BAM Insured), Series 2017 5.000% due 05/01/2026	500	610
Irvine, California Special Assessment Bonds, Series 2015 5.000% due 09/02/2026	1,495	1,849
Irvine, California Special Assessment Notes, Series 2012 4.000% due 09/02/2021	1,750	1,834
Jurupa Public Financing Authority, California Special Tax Bonds, Series 2014 5.000% due 09/01/2027	775	911
Los Angeles Community College District, California General Obligation Bonds, Series 2013 5.000% due 08/01/2026	2,000	2,284
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2016 5.000% due 06/01/2028	1,500	1,856
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012 5.000% due 08/01/2025	1,000	1,104
Los Angeles Department of Airports, California Revenue Bonds, Series 2010 4.500% due 05/15/2022	250	253
Los Angeles Department of Airports, California Revenue Bonds, Series 2018 5.000% due 05/15/2031	1,500	1,894
Los Angeles Department of Airports, California Revenue Notes, Series 2017 5.000% due 05/15/2027	1,000	1,210
Los Angeles Department of Water & Power Power System, California Revenue Bonds, Series 2019 5.000% due 07/01/2030	1,090	1,424
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2018 5.000% due 07/01/2029	2,725	3,542
Menlo Park Community Development Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015 5.000% due 10/01/2027	1,230	1,486
Napa Valley Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2005 0.000% due 08/01/2028 (a)	250	214
New Haven Unified School District, California General Obligation Bonds, (AGC Insured), Series 2009 0.000% due 08/01/2027 (a)	915	797
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	3,000	3,282
Northern California Gas Authority, Revenue Bonds, Series 2007 2.126% (0.67*US0003M + 0.720%) due 07/01/2027 ~	1,860	1,842
Northern California Power Agency Revenue Bonds, Series 2012 5.000% due 07/01/2026	1,000	1,097
Northern California Transmission Agency Revenue Bonds, Series 2016 5.000% due 05/01/2029	1,000	1,224
Orange County, California Community Facilities District Special Tax Bonds, Series 2016 5.000% due 08/15/2027	1,600	1,907
Orange County, California Community Facilities District Special Tax Notes, Series 2016 5.000% due 08/15/2025	920	1,076
Orange County, California Water District Revenue Notes, Series 2019 5.000% due 08/15/2027	650	835
Palm Desert Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017 5.000% due 10/01/2029	575	706
Palos Verdes Peninsula Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2003 0.000% due 11/01/2027 (a)	700	608
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2023	780	889
5.000% due 08/01/2024	1,450	1,706
Rancho Santiago Community College District, California General Obligation Bonds, Series 2012 5.000% due 09/01/2023	1,800	1,993
Riverside County, California Revenue Notes, Series 2019 5.000% due 06/30/2020	1,000	1,020
Riverside Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2014 5.000% due 09/01/2026	785	927
Riverside, California Sewer Revenue Bonds, Series 2015 5.000% due 08/01/2028	1,000	1,206

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Roseville, California Special Tax Bonds, Series 2015 5.000% due 09/01/2026	1,000	1,170
Sacramento City Financing Authority, California Revenue Bonds, (BAM Insured), Series 2015 5.000% due 12/01/2028	1,000	1,207
Sacramento Municipal Utility District, California Revenue Bonds, Series 2011 5.000% due 08/15/2025	4,000	4,260
Sacramento, California Transient Occupancy Tax Revenue Bonds, Series 2018 5.000% due 06/01/2030	1,160	1,464
San Buenaventura Public Facilities Financing Authority, California Revenue Bonds, Series 2012 5.000% due 02/01/2025	1,515	1,635
San Clemente, California Special Tax Bonds, Series 2015
5.000% due 09/01/2030	285	328
5.000% due 09/01/2031	295	339
5.000% due 09/01/2032	485	556
San Diego Association of Governments South Bay Expressway, California Revenue Bonds, Series 2017 5.000% due 07/01/2034	415	509
San Diego Community College District, California General Obligation Bonds, Series 2012 5.000% due 08/01/2023	2,000	2,212
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2019 5.000% due 07/01/2032	4,000	5,158
San Diego County, California Water Authority Revenue Bonds, Series 2011 5.000% due 05/01/2028	2,000	2,106
San Diego Public Facilities Financing Authority Sewer, California Revenue Bonds, Series 2016 5.000% due 05/15/2028	1,875	2,316
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2011 5.000% due 05/01/2027	50	53
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019 5.000% due 05/01/2030	600	780
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018 5.000% due 10/01/2034	1,500	1,898
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2010 5.000% due 11/01/2022	1,000	1,034
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015 5.000% due 10/01/2030	1,800	2,161
San Marcos Unified School District, California General Obligation Bonds, Series 2011 0.000% due 08/01/2029 (a)	290	238
San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006 0.000% due 09/01/2029 (a)	2,575	2,145
Santa Ana Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2002 0.000% due 08/01/2026 (a)	380	337
Sonoma-Marin Area Rail Transit District, California Revenue Bonds, Series 2011
5.000% due 03/01/2023	1,250	1,358
5.000% due 03/01/2026	50	54
Southern California Public Power Authority Revenue Bonds, Series 2009 1.370% due 07/01/2036	2,500	2,500
Stockton Public Financing Authority, California Revenue Bonds, (BAM Insured), Series 2018 5.000% due 10/01/2029	1,000	1,287
Stockton Public Financing Authority, California Revenue Bonds, Series 2010 5.000% due 10/01/2028	500	574
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
5.000% due 06/01/2030	1,000	1,255
5.000% due 06/01/2032	1,200	1,492
Tobacco Securitization Authority of Southern California Revenue Notes, Series 2019 5.000% due 06/01/2029	500	631
Tustin Community Facilities District, California Special Tax Bonds, Series 2015
5.000% due 09/01/2027	800	956
5.000% due 09/01/2029	300	356
Tustin Community Facilities District, California Special Tax Notes, Series 2015 5.000% due 09/01/2025	690	831
University of California Revenue Bonds, Series 2018 5.000% due 05/15/2030	1,500	1,939
Upper Santa Clara Valley Joint Powers Authority, California Revenue Bonds, Series 2011 5.250% due 08/01/2027	2,000	2,137
Ventura County, California Revenue Notes, Series 2019 5.000% due 07/01/2020	2,500	2,550
West Basin Municipal Water District, California Revenue Bonds, Series 2011 5.000% due 08/01/2026	1,000	1,063
West Basin Municipal Water District, California Revenue Bonds, Series 2012 5.000% due 08/01/2028	2,000	2,159
		179,399
GUAM 0.7%
Guam Power Authority Revenue Notes, Series 2017 5.000% due 10/01/2027	1,230	1,467
PUERTO RICO 0.4%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 1.926% (0.67*US0003M + 0.520%) due 07/01/2029 ~	720	713

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Total Municipal Bonds & Notes (Cost $171,616)		181,579

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (b) 0.3%		528
Total Short-Term Instruments (Cost $528)		528
Total Investments in Securities (Cost $172,144)		182,107
	SHARES
INVESTMENTS IN AFFILIATES 7.5%
SHORT-TERM INSTRUMENTS 7.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.5%
PIMCO Short-Term Floating NAV Portfolio III	1,519,858	15,036
Total Short-Term Instruments (Cost $15,034)		15,036
Total Investments in Affiliates (Cost $15,034)		15,036
Total Investments 99.0% (Cost $187,178)		$197,143
Other Assets and Liabilities, net 1.0%		1,987
Net Assets 100.0%		$199,130

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a) Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$528	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(543)	$528	$528
Total Repurchase Agreements						$(543)	$528	$528

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$179,399	$0	$179,399
Guam	0	1,467	0	1,467
Puerto Rico	0	713	0	713
Short-Term Instruments
Repurchase Agreements	0	528	0	528

	$0	$182,107	$0	$182,107
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,036	$0	$0	$15,036

Total Investments	$15,036	$182,107	$0	$197,143

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO California Municipal Bond Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.7% ¤
MUNICIPAL BONDS & NOTES 94.3%
CALIFORNIA 92.0%
Bay Area Toll Authority, California Revenue Bonds, Series 2017
2.950% due 04/01/2047	$100	$109
5.000% due 04/01/2056	250	297
Bay Area Toll Authority, California Revenue Bonds, Series 2018 2.250% due 04/01/2045	200	204
California Community Housing Agency Revenue Bonds, Series 2019
5.000% due 04/01/2049	225	250
5.000% due 08/01/2049	150	170
California County Tobacco Securitization Agency Revenue Bonds, Series 2006 0.000% due 06/01/2046 (a)	250	51
California Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 04/01/2042	300	352
California Educational Facilities Authority Revenue Bonds, Series 2018
4.000% due 10/01/2039	500	558
5.000% due 10/01/2043	500	610
California Health Facilities Financing Authority Revenue Bonds, Series 2011 3.000% due 03/01/2041	1,150	1,218
California Health Facilities Financing Authority Revenue Bonds, Series 2013 5.000% due 08/15/2052	200	219
California Health Facilities Financing Authority Revenue Bonds, Series 2015 5.000% due 08/15/2054	200	227
California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 11/15/2041	100	111
5.000% due 11/15/2046 (b)	250	295
California Health Facilities Financing Authority Revenue Bonds, Series 2017 4.000% due 08/15/2034	215	238
California Health Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 10/01/2039	1,000	1,235
California Housing Finance Revenue Bonds, Series 2019
2.350% due 12/01/2035	250	250
4.000% due 03/20/2033	250	286
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018 1.626% (0.7*US0001M + 0.380%) due 08/01/2047 ~	250	250
California Municipal Finance Authority Revenue Bonds, Series 2010 1.300% due 09/01/2021	500	500
California Municipal Finance Authority Revenue Bonds, Series 2017 5.000% due 02/01/2047	100	115
California Municipal Finance Authority Revenue Bonds, Series 2018
4.000% due 12/31/2047	350	373
5.000% due 06/01/2043	500	603
California Municipal Finance Authority Revenue Bonds, Series 2019 5.000% due 10/01/2044	500	583
California Pollution Control Financing Authority Revenue Bonds, Series 2016 4.750% due 11/01/2046	130	147
California Public Finance Authority Revenue Bonds, Series 2017 4.000% due 08/01/2047 (b)	260	285
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	250	269
5.000% due 06/01/2046	300	318
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2009 1.250% due 08/01/2035	750	750
California State General Obligation Bonds, Series 2016 1.948% (0.7*US0001M + 0.760%) due 12/01/2031 ~	250	252
California State General Obligation Bonds, Series 2017 4.000% due 11/01/2047	275	308
California State General Obligation Bonds, Series 2019
4.000% due 10/01/2039	500	583
5.000% due 04/01/2045	1,000	1,248
5.000% due 04/01/2049	400	497
California State University Revenue Bonds, Series 2012 5.000% due 11/01/2030	280	311
California State University Revenue Bonds, Series 2018 5.000% due 11/01/2048	250	307
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018 4.000% due 07/01/2047	250	282
California Statewide Communities Development Authority Revenue Bonds, Series 2004 5.000% due 04/01/2038	480	627
California Statewide Communities Development Authority Revenue Bonds, Series 2006 2.625% due 11/01/2033	250	259
California Statewide Communities Development Authority Revenue Bonds, Series 2012 5.000% due 04/01/2042	225	244

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	December 31, 2019 (Unaudited)

California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 12/01/2031	350	401
5.000% due 06/01/2046	100	112
California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.000% due 12/01/2053	100	118
5.000% due 12/01/2057	100	117
5.500% due 12/01/2058	150	175
Clovis Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2004 0.000% due 08/01/2029 (a)	530	438
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2008 1.180% due 06/01/2038	500	500
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2010 5.000% due 06/01/2028	200	203
El Dorado Irrigation District, California Water Agency Revenue Bonds, (AGM Insured), Series 2012 5.000% due 03/01/2028	100	108
Foothill-De Anza Community College District, California Certificates of Participation Bonds, Series 2016 4.000% due 04/01/2041	100	108
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2030	200	241
5.000% due 06/01/2047	500	518
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2017
5.000% due 06/01/2023	100	111
5.000% due 06/01/2026	200	237
5.000% due 06/01/2027	250	301
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2018 5.000% due 06/01/2022	200	218
Golden Valley Unified School District, California General Obligation Bonds, (BAM Insured), Series 2017 0.000% due 08/01/2031 (a)	500	366
Hartnell Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	250	277
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2011 5.000% due 11/01/2041	125	129
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2017 4.000% due 11/01/2041	150	169
Irvine Unified School District, California General Obligation Bonds, Series 2018 4.000% due 09/01/2045	250	282
Irvine, California Special Assessment Bonds, Series 2012 5.000% due 09/02/2026	100	110
Lake Elsinore Public Financing Authority, California Special Tax Bonds, Series 2015 5.000% due 09/01/2040	160	181
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007 5.000% due 11/15/2035	120	159
Long Beach Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2035	250	291
Los Angeles Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2037	200	229
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2019 5.000% due 07/01/2044	1,000	1,229
Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016 4.000% due 10/01/2042	250	275
Los Angeles Department of Airports, California Revenue Bonds, Series 2010 5.000% due 05/15/2040	200	203
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2041	250	292
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012 5.000% due 07/01/2043	200	219
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2018 5.000% due 07/01/2048	1,500	1,836
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2019 5.000% due 07/01/2049	1,000	1,245
Los Angeles, California Wastewater System Revenue Bonds, Series 2012 5.000% due 06/01/2024	100	110
Los Angeles, California Wastewater System Revenue Bonds, Series 2013 5.000% due 06/01/2035	250	281
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	50	64
7.000% due 11/01/2034	200	306
Marin Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2039	250	281
Metropolitan Water District of Southern California Revenue Bonds, Series 2018 5.000% due 01/01/2037	500	638
Mount San Antonio Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2049	350	399
Mount San Antonio Community College District, California General Obligation Notes, Series 2017 0.000% due 04/01/2022 (a)	250	243
Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	200	226
5.000% due 08/01/2031	150	192
Napa Valley Community College District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2032	250	266
Newport Mesa Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007 0.000% due 08/01/2031 (a)	500	395
Norris School District, California General Obligation Bonds, Series 2012 5.200% due 11/01/2040	250	266
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	525	574

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Northern California Gas Authority, Revenue Bonds, Series 2007 2.126% (0.67*US0003M + 0.720%) due 07/01/2027 ~	400	396
Pasadena Unified School District, California General Obligation Bonds, Series 2012 5.000% due 05/01/2034	125	137
Richmond, California Wastewater Revenue Bonds, Series 2019 5.000% due 08/01/2044	250	309
Riverside County, California Transportation Commission Revenue Bonds, Series 2017 5.000% due 06/01/2035	525	652
Riverside, California Sewer Revenue Bonds, Series 2018 4.000% due 08/01/2038	250	282
Riverside, California Water Revenue Bonds, Series 2019 5.000% due 10/01/2048	1,000	1,235
Roseville, California Special Tax Bonds, Series 2015 5.000% due 09/01/2037	250	284
Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (b)	200	237
5.000% due 10/01/2047 (b)	100	118
Sacramento City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012 5.000% due 07/01/2031	100	108
Sacramento County, California Airport System Revenue Bonds, Series 2018 5.000% due 07/01/2038	250	308
Sacramento, California Transient Occupancy Tax Revenue Bonds, Series 2018 5.000% due 06/01/2048	250	299
Sacramento, California Water Revenue Bonds, Series 2013 5.000% due 09/01/2031	130	148
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2019 5.000% due 07/01/2032	500	645
San Diego County, California Water Authority Revenue Bonds, Series 2013 5.000% due 05/01/2031	200	222
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2019 5.000% due 08/01/2043	500	615
San Diego Unified School District, California General Obligation Bonds, Series 2017
0.000% due 07/01/2034 (a)	550	357
4.000% due 07/01/2047	400	448
San Francisco Bay Area Rapid Transit District Sales Tax, California Revenue Bonds, Series 2019 4.000% due 07/01/2038	500	573
San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2039	500	587
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2011 5.000% due 05/01/2027	30	32
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017 5.000% due 05/01/2047	500	603
San Francisco, California City & County Certificates of Participation Bonds, Series 2017 1.260% due 07/01/2057	400	400
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018 2.125% due 10/01/2048	250	257
San Francisco, California City & County Redevelopment Agency Tax Allocation Bonds, Series 2016 5.000% due 08/01/2027	105	129
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2012 5.000% due 11/01/2043	250	274
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016 4.000% due 11/01/2036	170	193
San Jose Evergreen Community College District, California General Obligation Bonds, Series 2014 4.125% due 09/01/2043	500	539
San Jose, California General Obligation Bonds, Series 2019 5.000% due 09/01/2041	1,000	1,258
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015 5.000% due 10/01/2030	200	240
San Mateo County, California Community College District General Obligation Bonds, Series 2018 5.000% due 09/01/2045	250	309
San Mateo Foster City Public Financing Authority, California Revenue Bonds, Series 2019 4.000% due 08/01/2044	1,000	1,145
Santa Ana College Improvement District #1 Rancho Santiago Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2041	200	223
Santa Barbara Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2042	500	566
Santa Clara County, California Financing Authority Revenue Bonds, Series 2009 1.250% due 02/01/2044	500	500
Santa Clara Unified School District, California General Obligation Bonds, Series 2019 4.000% due 07/01/2048	600	661
Temple City Unified School District, California General Obligation Bonds, Series 2013 6.170% due 08/01/2036	200	222
Tobacco Securitization Authority of Southern California Revenue Notes, Series 2019 5.000% due 06/01/2029	500	631
Turlock Irrigation District, California Revenue Bonds, Series 2011 5.500% due 01/01/2041	100	104
University of California Revenue Bonds, Series 2016 4.000% due 05/15/2046	250	274
University of California Revenue Bonds, Series 2018
4.000% due 05/15/2043	265	299
5.000% due 05/15/2058	100	121
University of California Revenue Bonds, Series 2019 5.000% due 05/15/2049	500	620
Upland, California Certificates of Participation Bonds, Series 2017 4.000% due 01/01/2042	250	265

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	December 31, 2019 (Unaudited)

West Basin Municipal Water District, California Revenue Bonds, Series 2012 5.000% due 08/01/2029	125	135
West Valley-Mission Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2039	500	579
		49,969
PUERTO RICO 2.3%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 1.926% (0.67*US0003M + 0.520%) due 07/01/2029 ~	125	124
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (a)	848	228
4.750% due 07/01/2053	245	256
5.000% due 07/01/2058	480	511
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	100	104
		1,223
Total Municipal Bonds & Notes (Cost $48,736)		51,192
SHORT-TERM INSTRUMENTS 3.4%
REPURCHASE AGREEMENTS (c) 1.0%		530
SHORT-TERM NOTES 2.4%
Texas State Revenue Notes, Series 2019 4.000% due 08/27/2020	1,300	1,324
Total Short-Term Instruments (Cost $1,853)		1,854
Total Investments in Securities (Cost $50,589)		53,046
	SHARES
INVESTMENTS IN AFFILIATES 2.3%
SHORT-TERM INSTRUMENTS 2.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.3%
PIMCO Short-Term Floating NAV Portfolio III	123,035	1,217
Total Short-Term Instruments (Cost $1,217)		1,217
Total Investments in Affiliates (Cost $1,217)		1,217
Total Investments 100.0% (Cost $51,806)		$54,263
Financial Derivative Instruments (d) 0.0% (Cost or Premiums, net $0)		2
Other Assets and Liabilities, net 0.0%		20
Net Assets 100.0%		$54,285

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security.  Rate shown is the rate in effect as of period end.  Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions.  Reference rate is as of reset date, which may vary by security.  These securities may not indicate a reference rate and/or spread in their description.

(a)	Zero coupon security.
(b)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.250%	12/31/2019	01/02/2020	$530	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(543)	$530	$530
Total Repurchase Agreements						$(543)	$530	$530

(1)	Includes accrued interest.

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2020	16	$(2,055)	$18	$2	$0
Total Futures Contracts				$18	$2	$0

Cash of $80 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$49,969	$0	$49,969
Puerto Rico	0	1,223	0	1,223
Short-Term Instruments
Repurchase Agreements	0	530	0	530
Short-Term Notes	0	1,324	0	1,324
	$0	$53,046	$0	$53,046
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,217	$0	$0	$1,217
Total Investments	$1,217	$53,046	$0	$54,263
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$2	$0	$0	$2
Total Financial Derivative Instruments	$2	$0	$0	$2
Totals	$1,219	$53,046	$0	$54,265

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO California Short Duration Municipal Income Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.7% ¤
MUNICIPAL BONDS & NOTES 95.2%
CALIFORNIA 94.5%
Alameda Corridor Transportation Authority, California Revenue Notes, Series 2013 5.000% due 10/01/2021	$2,000	$2,138
Bay Area Toll Authority, California Revenue Bonds, Series 2008 2.710% (MUNIPSA + 1.100%) due 04/01/2045 ~	200	205
Bay Area Toll Authority, California Revenue Bonds, Series 2017 2.000% due 04/01/2053	1,200	1,235
Bay Area Toll Authority, California Revenue Bonds, Series 2018 2.625% due 04/01/2045	680	728
Bell Gardens Community Development Commission Successor Agency, California Tax Allocation Notes, (AGM Insured), Series 2014 5.000% due 08/01/2020	475	486
California Department of Water Resources Power Supply State Revenue Notes, Series 2015 5.000% due 05/01/2021	150	158
California Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 12/01/2024	675	788
California Educational Facilities Authority Revenue Notes, Series 2019
5.000% due 10/01/2024	465	550
5.000% due 10/01/2025	455	554
California Health Facilities Financing Authority Revenue Bonds, Series 2009 5.000% due 07/01/2034	1,705	1,888
California Health Facilities Financing Authority Revenue Bonds, Series 2010 1.050% due 10/01/2040	2,500	2,500
California Health Facilities Financing Authority Revenue Bonds, Series 2011 3.000% due 03/01/2041	2,250	2,382
California Health Facilities Financing Authority Revenue Bonds, Series 2016
2.000% due 10/01/2036	270	281
4.000% due 10/01/2036	125	141
California Health Facilities Financing Authority Revenue Bonds, Series 2017 5.000% due 11/01/2032	1,500	1,664
California Health Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 10/01/2039	1,750	2,111
California Health Facilities Financing Authority Revenue Notes, Series 2016 3.000% due 03/01/2020	100	100
California Health Facilities Financing Authority Revenue Notes, Series 2017 5.000% due 11/15/2024	1,000	1,190
California Health Facilities Financing Authority Revenue Notes, Series 2018 5.000% due 11/15/2023	1,000	1,155
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2015 2.213% (0.7*US0001M + 0.950%) due 11/01/2045 ~	5,000	5,010
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2017 1.913% (0.7*US0001M + 0.650%) due 12/01/2050 ~	2,500	2,503
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018 1.626% (0.7*US0001M + 0.380%) due 08/01/2047 ~	2,250	2,248
California Infrastructure & Economic Development Bank Revenue Notes, Series 2011 5.000% due 06/01/2021	270	286
California Municipal Finance Authority Revenue Bonds, Series 2009 2.000% due 02/01/2039	1,250	1,251
California Municipal Finance Authority Revenue Bonds, Series 2010 1.300% due 09/01/2021	3,500	3,500
California Municipal Finance Authority Revenue Bonds, Series 2015 1.960% (MUNIPSA + 0.350%) due 10/01/2045 ~	2,500	2,501
California Municipal Finance Authority Revenue Notes, Series 2016 4.000% due 11/01/2021	310	318
California Municipal Finance Authority Revenue Notes, Series 2018 5.000% due 05/15/2024	1,000	1,156
California Public Finance Authority Revenue Bonds, Series 2017 1.370% due 08/01/2052	2,500	2,500
California State Department of Water Resources Revenue Bonds, Series 2014 1.980% (MUNIPSA + 0.370%) due 12/01/2035 ~	3,000	3,009
California State General Obligation Bonds, Series 2003 1.100% due 05/01/2033	3,000	3,000
California State General Obligation Bonds, Series 2013 1.990% (MUNIPSA + 0.380%) due 12/01/2027 ~	1,450	1,454
California State General Obligation Bonds, Series 2016 4.000% due 12/01/2030	3,000	3,125
California State University Revenue Bonds, Series 2016 4.000% due 11/01/2051	235	257
California Statewide Communities Development Authority Revenue Bonds, Series 2006 2.625% due 11/01/2033	1,000	1,037
California Statewide Communities Development Authority Revenue Notes, (CM Insured), Series 2015 5.000% due 08/15/2022	160	177

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	December 31, 2019 (Unaudited)

California Statewide Communities Development Authority Revenue Notes, (CM Insured), Series 2018 3.000% due 07/01/2025	1,500	1,527
California Statewide Communities Development Authority Revenue Notes, Series 2012 5.000% due 05/15/2020	675	684
California Statewide Communities Development Authority Revenue Notes, Series 2016
5.000% due 05/15/2020	165	167
5.000% due 05/15/2021	365	384
5.000% due 05/15/2024	1,100	1,263
California Statewide Communities Development Authority Revenue Notes, Series 2018
5.000% due 07/01/2020	300	306
5.000% due 07/01/2022	300	328
5.000% due 07/01/2024	300	348
5.000% due 08/01/2024	150	175
5.000% due 03/01/2025	410	489
5.000% due 08/01/2025	415	498
California Statewide Communities Development Authority Revenue Notes, Series 2019 1.250% due 12/01/2021	750	750
Contra Costa Transportation Authority, California Revenue Bonds, Series 2018 1.450% (0.7*US0001M + 0.250%) due 03/01/2034 ~	3,000	3,000
East Bay Municipal Utility District Water System, California Revenue Notes, Series 2014 5.000% due 06/01/2022	390	428
Eastern Municipal Water District, California Revenue Bonds, Series 2018 1.860% (MUNIPSA + 0.250%) due 07/01/2046 ~	2,000	2,000
Eastern Municipal Water District, California Revenue Notes, Series 2016 5.000% due 07/01/2022	1,000	1,101
Fairfield Redevelopment Agency, California Tax Allocation Notes, Series 2014 5.000% due 08/01/2020	1,830	1,874
Golden Empire Schools Financing Authority, California Revenue Notes, Series 2018 5.000% due 05/01/2021	1,000	1,052
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2017 5.000% due 06/01/2021	3,500	3,674
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Notes, (BAM Insured), Series 2017 5.000% due 05/01/2022	350	381
Irvine Unified School District, California Special Tax Notes, Series 2017
4.000% due 09/01/2022	685	727
5.000% due 09/01/2022	1,625	1,770
Jurupa Public Financing Authority, California Special Tax Notes, Series 2014 5.000% due 09/01/2020	810	831
Long Beach Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2007 0.000% due 05/01/2023 (a)	100	96
Long Beach, California Harbor Revenue Notes, Series 2018 5.000% due 12/15/2020	2,000	2,078
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2013 5.000% due 07/01/2022	335	369
Los Angeles County, California Revenue Notes, Series 2019 5.000% due 06/30/2020	2,000	2,040
Los Angeles Department of Airports, California Revenue Notes, Series 2015 5.000% due 05/15/2021	860	908
Los Angeles Department of Water & Power, California Revenue Notes, Series 2018
5.000% due 07/01/2023	1,250	1,427
5.000% due 07/01/2024	1,665	1,964
Mount San Antonio Community College District, California General Obligation Notes, Series 2017 0.000% due 04/01/2022 (a)	1,900	1,848
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	3,000	3,282
Northern California Power Agency Revenue Bonds, Series 2008 1.250% due 07/01/2032	3,000	3,000
Northern California Power Agency Revenue Notes, Series 2019
5.000% due 08/01/2021	2,270	2,412
5.000% due 08/01/2022	275	303
Oakland Alameda County, California Coliseum Authority Revenue Bonds, Series 2012 5.000% due 02/01/2024	1,660	1,790
Oakland Joint Powers Financing Authority, California Revenue Notes, Series 2018
5.000% due 11/01/2022	1,000	1,112
5.000% due 11/01/2023	1,000	1,150
Orange County, California Community Facilities District Special Tax Notes, Series 2016
4.000% due 08/15/2020	540	548
4.000% due 08/15/2021	510	528
5.000% due 08/15/2022	640	693
5.000% due 08/15/2023	930	1,035
Orange County, California Special Assessment Notes, Series 2018 3.000% due 09/02/2025	370	406
Orange County, California Water District Certificates of Participation Notes, Series 2019 2.000% due 08/15/2023	1,150	1,188
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, (AGM Insured), Series 2016 5.000% due 09/01/2021	1,035	1,100
Poway Redevelopment Agency Successor Agency, California Tax Allocation Notes, Series 2015 5.000% due 06/15/2020	2,680	2,730
Riverside County, California Revenue Notes, Series 2019 5.000% due 06/30/2020	1,000	1,020
Roseville Natural Gas Financing Authority, California Revenue Bonds, Series 2007 5.000% due 02/15/2021	175	182
Sacramento Area Flood Control Agency, California Special Assessment Notes, Series 2016 5.000% due 10/01/2023	500	575
Sacramento County, California Airport System Revenue Notes, Series 2018 5.000% due 07/01/2021	2,000	2,121

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	December 31, 2019 (Unaudited)

Sacramento County, California Water Financing Authority Revenue Notes, Series 2019
5.000% due 06/01/2021	380	401
5.000% due 06/01/2023	170	193
Sacramento Municipal Utility District, California Revenue Bonds, Series 2019 5.000% due 08/15/2049	2,500	2,995
San Diego Association of Governments South Bay Expressway, California Revenue Notes, Series 2017 5.000% due 07/01/2022	420	461
San Francisco, California City & County Certificates of Participation Bonds, Series 2017 1.260% due 07/01/2057	2,500	2,500
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018 2.125% due 10/01/2048	2,500	2,574
San Juan Unified School District, California General Obligation Notes, Series 2019 4.000% due 08/01/2025	250	291
Santa Clara California Electric Revenue Notes, Series 2018 5.000% due 07/01/2024	500	590
South Orange County, California Public Financing Authority Special Tax Notes, Series 2018 5.000% due 08/15/2023	1,200	1,367
Southern California Public Power Authority Revenue Bonds, Series 2009 1.370% due 07/01/2036	5,000	5,000
Southern California Public Power Authority Revenue Bonds, Series 2018
1.860% (MUNIPSA + 0.250%) due 07/01/2040 ~	2,500	2,500
2.250% due 07/01/2040	470	474
Southern California Public Power Authority Revenue Notes, Series 2017 5.000% due 07/01/2023	1,000	1,138
Southern California Public Power Authority Revenue Notes, Series 2018 5.000% due 07/01/2022	340	374
Stockton Public Financing Authority, California Revenue Notes, (BAM Insured), Series 2018 5.000% due 10/01/2024	600	706
Tobacco Securitization Authority of Southern California Revenue Notes, Series 2019
5.000% due 06/01/2024	2,000	2,306
5.000% due 06/01/2026	1,000	1,204
University of California Revenue Notes, Series 2015
5.000% due 05/15/2022	1,250	1,371
5.000% due 05/15/2023	125	142
University of California Revenue Notes, Series 2018 4.000% due 05/15/2024	1,000	1,132
Ventura County, California Revenue Notes, Series 2019 5.000% due 07/01/2020	2,500	2,550
		143,517
GUAM 0.7%
Guam Power Authority Revenue Notes, Series 2017 5.000% due 10/01/2023	1,000	1,107
Total Municipal Bonds & Notes (Cost $143,070)		144,624
SHORT-TERM INSTRUMENTS 3.5%
COMMERCIAL PAPER 3.3%
California State University 1.010% due 03/05/2020	2,500	2,500
West Basin California 1.100% due 01/09/2020	2,500	2,500
		5,000
REPURCHASE AGREEMENTS (b) 0.2%		360
Total Short-Term Instruments (Cost $5,360)		5,360
Total Investments in Securities (Cost $148,430)		149,984
	SHARES
INVESTMENTS IN AFFILIATES 0.7%
SHORT-TERM INSTRUMENTS 0.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.7%
PIMCO Short-Term Floating NAV Portfolio III	105,736	1,046
Total Short-Term Instruments (Cost $1,046)		1,046
Total Investments in Affiliates (Cost $1,046)		1,046
Total Investments 99.4% (Cost $149,476)		$151,030
Other Assets and Liabilities, net 0.6%		953
Net Assets 100.0%		$151,983

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security.  Rate shown is the rate in effect as of period end.  Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions.  Reference rate is as of reset date, which may vary by security.  These securities may not indicate a reference rate and/or spread in their description.

(a) Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.250%	12/31/2019	01/02/2020	$360	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(368)	$360	$360
Total Repurchase Agreements						$(368)	$360	$360

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$143,517	$0	$143,517
Guam	0	1,107	0	1,107
Short-Term Instruments
Commercial Paper	0	5,000	0	5,000
Repurchase Agreements	0	360	0	360
	$0	$149,984	$0	$149,984
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,046	$0	$0	$1,046
Total Investments	$1,046	$149,984	$0	$151,030

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO Climate Bond Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.0% ¤
CORPORATE BONDS & NOTES 85.0%
BANKING & FINANCE 48.5%
Assicurazioni Generali SpA 4.125% due 05/04/2026	EUR	100	$132
Banco Bilbao Vizcaya Argentaria S.A. 1.375% due 05/14/2025		100	118
Barclays PLC 0.625% due 11/14/2023 ●		100	113
BNP Paribas S.A. 7.000% due 08/16/2028 ●(d)(e)		$200	232
Chubb INA Holdings, Inc. 0.875% due 06/15/2027	EUR	100	114
CPI Property Group S.A. 1.625% due 04/23/2027		100	111
Digital Euro Finco LLC 2.500% due 01/16/2026		100	122
Farmers Exchange Capital 5.454% due 10/15/2054 ●		$50	58
Grainger PLC 3.375% due 04/24/2028	GBP	100	140
HSBC Holdings PLC 3.033% due 11/22/2023 ●		$200	205
ING Groep NV 4.625% due 01/06/2026		200	222
LeasePlan Corp. NV 1.375% due 03/07/2024	EUR	100	116
Prologis International Funding S.A. 1.750% due 03/15/2028		125	150
Prologis LP 2.250% due 06/30/2029	GBP	100	137
Stockland Trust 1.500% due 11/03/2021	EUR	100	115
Sumitomo Mitsui Financial Group, Inc. 0.934% due 10/11/2024		130	150
Welltower, Inc. 2.700% due 02/15/2027		$200	201
			2,436
INDUSTRIALS 21.9%
Central Japan Railway Co. 3.400% due 09/06/2023		200	208
Crown Cork & Seal Co., Inc. 7.375% due 12/15/2026		20	24
Danone S.A. 2.947% due 11/02/2026		200	204
Dell International LLC 4.900% due 10/01/2026		80	88
Marks & Spencer PLC 3.250% due 07/10/2027	GBP	100	132
ProGroup AG 3.000% due 03/31/2026	EUR	100	114
Stora Enso Oyj 2.500% due 03/21/2028		100	122
Tesco PLC 5.000% due 03/24/2023	GBP	50	73
Travis Perkins PLC 4.375% due 09/15/2021		100	137
			1,102
UTILITIES 14.6%
British Telecommunications PLC 3.250% due 11/08/2029		$200	200
Greenko Solar Mauritius Ltd. 5.950% due 07/29/2026		200	202
Hanwha Energy USA Holdings Corp. 2.375% due 07/30/2022		200	201
NextEra Energy Capital Holdings, Inc. 2.200% due 12/02/2026	AUD	50	34

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Solar Star Funding LLC 5.375% due 06/30/2035	$89	98
		735
Total Corporate Bonds & Notes (Cost $4,259)		4,273
MUNICIPAL BONDS & NOTES 5.9%
CALIFORNIA 4.0%
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020 2.803% due 11/01/2031 (a)	200	201
NEW YORK 1.9%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010 6.814% due 11/15/2040	40	57
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010 6.282% due 06/15/2042	40	41
		98
Total Municipal Bonds & Notes (Cost $299)		299
NON-AGENCY MORTGAGE-BACKED SECURITIES 6.1%
Credit Suisse Mortgage Capital Trust 3.431% due 11/10/2032	100	104
Natixis Commercial Mortgage Securities Trust 3.622% due 05/15/2039	100	105
One Bryant Park Trust 2.516% due 09/15/2054	100	98
Total Non-Agency Mortgage-Backed Securities (Cost $309)		307
SHORT-TERM INSTRUMENTS 4.0%
U.S. TREASURY BILLS 4.0%
1.548% due 01/14/2020 - 02/18/2020 (b)(c)	200	200
Total Short-Term Instruments (Cost $200)		200
Total Investments in Securities (Cost $5,067)		5,079
Total Investments 101.0% (Cost $5,067)		$5,079
Financial Derivative Instruments (f) (0.3)%(Cost or Premiums, net $0)		(17)
Other Assets and Liabilities, net (0.7)%		(34)
Net Assets 100.0%		$5,028

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	02/2020	AUD	51		$35	$0	$(1)
	02/2020	CAD	1		1	0	0
	02/2020	EUR	449		502	0	(3)
	02/2020	GBP	3		4	0	0
	02/2020		$234	EUR	209	1	0
	02/2020		1	GBP	1	0	0
BPS	02/2020		50	JPY	5,400	0	0
CBK	02/2020	EUR	1,093		$1,218	0	(12)
	02/2020	GBP	474		626	0	(2)
RBC	02/2020		$8	EUR	7	0	0
RYL	02/2020	EUR	36		$40	0	0
Total Forward Foreign Currency Contracts						$1	$(18)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,436	$0	$2,436
Industrials	0	1,102	0	1,102
Utilities	0	735	0	735
Municipal Bonds & Notes
California	0	201	0	201
New York	0	98	0	98
Non-Agency Mortgage-Backed Securities	0	307	0	307
Short-Term Instruments
U.S. Treasury Bills	0	200	0	200
Total Investments	$0	$5,079	$0	$5,079
Financial Derivative Instruments - Assets
Over the counter	$0	$1	$0	$1
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(18)	$0	$(18)
Total Financial Derivative Instruments	$0	$(17)	$0	$(17)
Totals	$0	$5,062	$0	$5,062

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.6% ¤
CORPORATE BONDS & NOTES 13.6%
BANKING & FINANCE 6.3%
AerCap Ireland Capital DAC
4.250% due 07/01/2020		$1,000	$1,010
4.625% due 10/30/2020		1,800	1,836
Akelius Residential Property AB 3.375% due 09/23/2020	EUR	100	115
Ally Financial, Inc.
4.125% due 03/30/2020		$2,500	2,512
4.250% due 04/15/2021		2,300	2,356
7.500% due 09/15/2020		100	104
8.000% due 03/15/2020		600	606
8.000% due 11/01/2031		1,600	2,224
American Tower Corp.
2.800% due 06/01/2020		2,100	2,106
3.450% due 09/15/2021		1,500	1,535
5.900% due 11/01/2021		3,300	3,525
Aviation Capital Group LLC 7.125% due 10/15/2020		600	623
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		100	108
Barclays Bank PLC 7.625% due 11/21/2022 (f)		400	450
CNH Industrial Capital LLC 4.375% due 11/06/2020		800	814
Cooperatieve Rabobank UA
5.500% due 06/29/2020 ●(e)(f)	EUR	1,100	1,265
6.625% due 06/29/2021 ●(e)(f)		200	244
Credit Suisse Group Funding Guernsey Ltd. 2.750% due 03/26/2020		$2,600	2,603
Crown Castle International Corp. 3.400% due 02/15/2021		1,500	1,520
Deutsche Bank AG 4.250% due 10/14/2021		5,400	5,554
Equinix, Inc. 2.875% due 02/01/2026	EUR	300	350
Ford Motor Credit Co. LLC
2.343% due 11/02/2020		$3,200	3,194
2.425% due 06/12/2020		1,500	1,499
2.681% due 01/09/2020		1,100	1,100
2.881% (US0003M + 0.880%) due 10/12/2021 ~		5,500	5,454
3.157% due 08/04/2020		3,700	3,715
8.125% due 01/15/2020		1,000	1,002
General Motors Financial Co., Inc.
2.862% (US0003M + 0.850%) due 04/09/2021 ~		6,400	6,414
3.200% due 07/13/2020		2,800	2,813
ING Bank NV 2.450% due 03/16/2020		2,500	2,503
International Lease Finance Corp. 8.250% due 12/15/2020		2,900	3,066
Jyske Realkredit A/S 1.000% due 04/01/2020	DKK	67,200	10,126
Lloyds Banking Group PLC 2.728% (US0003M + 0.800%) due 06/21/2021 ~		$5,100	5,129
Navient Corp.
5.000% due 10/26/2020		300	305
5.875% due 03/25/2021		200	207
8.000% due 03/25/2020		2,529	2,559
Nordea Kredit Realkreditaktieselskab 2.000% due 04/01/2020	DKK	104,200	15,768
Nykredit Realkredit A/S
1.000% due 04/01/2020		258,400	38,935
2.000% due 04/01/2020		83,900	12,674
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		$300	320
Royal Bank of Scotland Group PLC
3.497% (US0003M + 1.550%) due 06/25/2024 ~		3,600	3,657
4.519% due 06/25/2024 ●		2,300	2,443
7.500% due 08/10/2020 ●(e)(f)		2,785	2,851
8.625% due 08/15/2021 ●(e)(f)		730	791
Springleaf Finance Corp. 8.250% due 12/15/2020		500	526

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2019 (Unaudited)

State Bank of India 2.993% (US0003M + 0.950%) due 04/06/2020 ~		6,300	6,306
UBS Group AG 3.766% due 04/14/2021 ●		18,300	18,648
Waha Aerospace BV 3.925% due 07/28/2020		200	201
			183,666
INDUSTRIALS 5.6%
Allergan Funding SCS
3.000% due 03/12/2020		3,800	3,803
3.142% (US0003M + 1.255%) due 03/12/2020 ~		200	200
Allergan Sales LLC 5.000% due 12/15/2021		3,600	3,765
Allergan, Inc. 3.375% due 09/15/2020		900	908
Altice Financing S.A. 5.250% due 02/15/2023	EUR	100	115
Anthem, Inc. 2.500% due 11/21/2020		$500	502
AutoNation, Inc. 3.350% due 01/15/2021		800	808
BAT Capital Corp. 2.499% due 08/14/2020 ●		10,100	10,119
Bayer U.S. Finance LLC 3.000% due 10/08/2021		1,300	1,317
Bristol-Myers Squibb Co. 3.250% due 08/15/2022		200	207
Charter Communications Operating LLC
3.579% due 07/23/2020		2,458	2,474
4.464% due 07/23/2022		2,990	3,142
CVS Health Corp. 2.605% (US0003M + 0.720%) due 03/09/2021 ~		3,000	3,019
D.R. Horton, Inc. 4.000% due 02/15/2020		3,200	3,207
Danone S.A. 2.077% due 11/02/2021		5,000	5,005
Dell International LLC 4.420% due 06/15/2021		13,800	14,202
Delta Air Lines, Inc.
2.600% due 12/04/2020		2,200	2,207
2.875% due 03/13/2020		1,600	1,600
3.625% due 03/15/2022		5,500	5,633
DISH DBS Corp. 5.125% due 05/01/2020		1,400	1,410
Dominion Energy Gas Holdings LLC 2.800% due 11/15/2020		1,700	1,712
EMC Corp. 2.650% due 06/01/2020		4,950	4,957
Enbridge, Inc. 2.594% (US0003M + 0.700%) due 06/15/2020 ~		5,600	5,610
Energy Transfer Operating LP 4.150% due 10/01/2020		1,400	1,415
Energy Transfer Partners LP 5.750% due 09/01/2020		800	811
EQT Corp.
2.500% due 10/01/2020		1,300	1,300
2.679% (US0003M + 0.770%) due 10/01/2020 ~		2,000	1,995
4.875% due 11/15/2021		3,000	3,097
ERAC USA Finance LLC
2.600% due 12/01/2021		800	806
5.250% due 10/01/2020		400	410
GATX Corp. 2.611% (US0003M + 0.720%) due 11/05/2021 ~		7,200	7,233
General Electric Co.
5.500% due 01/08/2020		2,000	2,001
5.550% due 05/04/2020		300	303
Heathrow Funding Ltd. 4.875% due 07/15/2023		150	156
Hewlett Packard Enterprise Co. 2.763% (US0003M + 0.720%) due 10/05/2021 ~		12,300	12,302
Imperial Brands Finance PLC
2.950% due 07/21/2020		5,000	5,015
3.750% due 07/21/2022		200	206
JT International Financial Services BV 3.500% due 09/28/2023		200	208
Komatsu Finance America, Inc. 2.437% due 09/11/2022		2,000	2,009
McDonald’s Corp. 2.366% (US0003M + 0.430%) due 10/28/2021 ~		10,300	10,336
Microchip Technology, Inc. 3.922% due 06/01/2021		100	102
Mylan NV
3.150% due 06/15/2021		6,700	6,788
3.750% due 12/15/2020		170	173

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2019 (Unaudited)

Penske Truck Leasing Co. LP 3.200% due 07/15/2020	4,000	4,017
Pioneer Natural Resources Co. 3.450% due 01/15/2021	800	810
Reynolds American, Inc.
3.250% due 06/12/2020	2,100	2,110
6.875% due 05/01/2020	1,200	1,219
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	1,575	1,619
5.750% due 05/15/2024	100	112
Sprint Spectrum Co. LLC 3.360% due 03/20/2023	1,969	1,989
Syngenta Finance NV
3.698% due 04/24/2020	3,900	3,912
3.933% due 04/23/2021	300	305
Telefonica Emisiones S.A. 5.134% due 04/27/2020	1,000	1,010
Textron, Inc. 2.451% (US0003M + 0.550%) due 11/10/2020 ~	5,410	5,410
Time Warner Cable LLC
4.000% due 09/01/2021	1,700	1,740
4.125% due 02/15/2021	500	508
5.000% due 02/01/2020	2,900	2,905
Toyota Industries Corp. 3.110% due 03/12/2022	200	204
TransCanada PipeLines Ltd. 3.750% due 10/16/2023	100	106
VMware, Inc. 2.300% due 08/21/2020	2,900	2,904
Zimmer Biomet Holdings, Inc. 2.700% due 04/01/2020	1,200	1,201
		164,669
SPECIALTY FINANCE 0.4%
CIMIC Group Ltd. 0.000% due 03/24/2020 (g)	7,000	6,935
Lloyds Banking Group PLC
3.870% due 09/02/2020 (g)	1,726	1,731
3.870% due 09/02/2021 (g)	1,726	1,737
		10,403
UTILITIES 1.3%
AT&T, Inc.
2.657% (US0003M + 0.750%) due 06/01/2021 ~	5,000	5,031
2.951% (US0003M + 0.950%) due 07/15/2021 ~	2,900	2,928
4.100% due 02/15/2028	322	350
British Transco International Finance BV 0.000% due 11/04/2021 (c)	600	577
Duke Energy Corp. 2.409% (US0003M + 0.500%) due 05/14/2021 ~	8,300	8,333
Electricite de France S.A. 4.600% due 01/27/2020	1,700	1,703
Entergy Corp. 5.125% due 09/15/2020	4,400	4,460
Sempra Energy 2.344% (US0003M + 0.450%) due 03/15/2021 ~	1,100	1,101
Southern Power Co. 2.458% (US0003M + 0.550%) due 12/20/2020 ~	3,700	3,701
Sprint Communications, Inc.
7.000% due 03/01/2020	1,500	1,510
7.000% due 08/15/2020	3,900	3,987
Sprint Corp. 7.250% due 09/15/2021	900	953
Verizon Communications, Inc.
3.376% due 02/15/2025	392	415
4.016% due 12/03/2029	2,587	2,892
		37,941
Total Corporate Bonds & Notes (Cost $394,598)		396,679
U.S. GOVERNMENT AGENCIES 26.5%
Fannie Mae
2.125% due 04/24/2026	6,400	6,494
2.192% due 03/25/2049 ●	13,835	13,761
2.222% due 10/25/2036 ●	25	25
2.242% due 08/25/2037 ●	906	907
4.402% due 05/01/2038 ●	5,077	5,324
Freddie Mac
2.120% due 07/15/2036 ●	388	387
2.190% due 05/15/2032 - 09/15/2042 ●	2,443	2,444
2.340% due 12/15/2037 ●	299	301
2.360% due 10/15/2037 ●	846	855

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2019 (Unaudited)

Ginnie Mae
0.658% due 10/16/2053 ~(a)	4,014	104
2.009% due 10/20/2043 ●	6,940	6,915
2.165% due 02/20/2049 ●	13,963	13,939
2.266% due 08/20/2068 ●	5,944	5,826
NCUA Guaranteed Notes 2.273% due 12/08/2020 ●	706	707
Small Business Administration
4.840% due 05/01/2025	75	78
4.990% due 09/01/2024	79	82
5.160% due 02/01/2028	55	58
5.310% due 05/01/2027	101	108
5.510% due 11/01/2027	39	42
5.820% due 06/01/2026	66	71
5.870% due 07/01/2028	40	43
6.020% due 08/01/2028	20	22
6.770% due 11/01/2028	91	99
Uniform Mortgage-Backed Security
2.500% due 10/01/2049 - 12/01/2049	17,698	17,501
3.000% due 03/01/2049 - 11/01/2049	164,798	167,173
3.500% due 02/01/2045 - 03/01/2048	15,624	16,217
Uniform Mortgage-Backed Security, TBA
3.500% due 03/01/2050	5,000	5,137
4.000% due 02/01/2050 - 03/01/2050	488,500	508,214
Total U.S. Government Agencies (Cost $771,192)		772,834
U.S. TREASURY OBLIGATIONS 10.1%
U.S. Treasury Bonds
3.000% due 05/15/2045 (i)	2,010	2,242
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2022	106	106
0.125% due 07/15/2026	12,454	12,496
0.250% due 07/15/2029	31,331	31,646
0.375% due 07/15/2023	299	303
0.375% due 07/15/2025 (k)	22,572	23,036
0.375% due 01/15/2027	160	162
0.375% due 07/15/2027	11,635	11,872
0.500% due 01/15/2028	7,147	7,334
0.625% due 07/15/2021 (k)	1,370	1,386
0.625% due 01/15/2026	6,823	7,034
0.750% due 02/15/2042	6,936	7,209
0.875% due 02/15/2047	1,994	2,138
1.000% due 02/15/2049	4,295	4,778
1.250% due 07/15/2020 (k)	9,924	10,019
1.375% due 02/15/2044 (k)	3,379	3,988
1.375% due 02/15/2044	9,353	11,038
1.750% due 01/15/2028	111	124
2.125% due 02/15/2040	1,393	1,822
2.125% due 02/15/2041	118	155
2.500% due 01/15/2029 (k)	31,584	38,075
3.375% due 04/15/2032	1,160	1,593
3.875% due 04/15/2029	2,478	3,307
U.S. Treasury Notes
1.625% due 05/15/2026 (m)	28,700	28,385
2.000% due 02/15/2025	36,800	37,306
2.750% due 02/15/2024 (k)	46,900	48,892
Total U.S. Treasury Obligations (Cost $288,455)		296,446
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.5%
Adjustable Rate Mortgage Trust 4.851% due 07/25/2035 ~	178	178
American Home Mortgage Investment Trust 3.407% due 09/25/2045 ●	2	2
Banc of America Funding Trust 4.248% due 05/20/2036 ^~	507	503
BCAP LLC Trust 4.043% due 01/26/2034 ~	19	18
Bear Stearns Adjustable Rate Mortgage Trust 4.252% due 01/25/2035 ~	282	287
Bear Stearns ALT-A Trust 4.474% due 07/25/2035 ^~	856	707
Bear Stearns Structured Products, Inc. Trust 4.001% due 01/26/2036 ^~	89	80
Chase Mortgage Finance Trust
4.511% due 02/25/2037 ~	137	139
4.574% due 02/25/2037 ~	213	218
5.500% due 12/25/2022 ^	469	315
ChaseFlex Trust 6.300% due 06/25/2036 ^~	75	66
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.072% due 01/25/2035 ●	6	6
Citigroup Mortgage Loan Trust 4.190% due 11/25/2035 ●	127	129

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2019 (Unaudited)

Countrywide Alternative Loan Trust
6.000% due 03/25/2037 ^		8,998	6,238
6.500% due 09/25/2037 ^		1,835	1,209
Countrywide Home Loan Mortgage Pass-Through Trust
3.704% due 11/20/2034 ~		519	531
3.958% due 08/20/2035 ^~		2,212	2,176
Credit Suisse Mortgage Capital Certificates 6.000% due 05/27/2037		9	9
Eurosail PLC 1.729% due 06/13/2045 ●	GBP	2,117	2,789
First Horizon Alternative Mortgage Securities Trust 3.851% due 04/25/2035 ~		$350	357
Grecale RMBS SRL 0.096% due 01/27/2061 ●	EUR	254	285
GS Mortgage Securities Trust 3.849% due 12/10/2043		$152	153
GSR Mortgage Loan Trust
4.269% due 09/25/2035 ~		13	13
4.655% due 11/25/2035 ~		188	189
HarborView Mortgage Loan Trust
1.894% due 03/19/2037 ●		1,039	1,004
1.969% due 12/19/2036 ●		10,498	9,372
2.074% due 11/19/2035 ●		870	839
2.105% due 06/20/2035 ●		561	561
HomeBanc Mortgage Trust 2.122% due 10/25/2035 ●		223	227
IndyMac Mortgage Loan Trust
2.002% due 07/25/2036 ●		1,355	1,274
3.979% due 11/25/2035 ^~		264	251
JPMorgan Alternative Loan Trust 6.310% due 08/25/2036 ^þ		3,483	3,297
JPMorgan Mortgage Trust
4.106% due 07/25/2035 ~		108	110
4.278% due 04/25/2035 ~		42	43
MASTR Adjustable Rate Mortgages Trust 4.696% due 11/21/2034 ~		202	208
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 2.480% due 09/15/2030 ●		128	128
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 2.220% due 06/15/2030 ●		12	12
Merrill Lynch Mortgage Investors Trust
3.944% due 12/25/2034 ~		100	101
4.173% due 05/25/2036 ~		3	3
4.310% due 06/25/2035 ~		305	308
Natixis Commercial Mortgage Securities Trust 2.490% due 02/15/2033 ●		4,750	4,728
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 2.172% due 12/25/2035 ●		7,919	7,575
Residential Accredit Loans, Inc. Trust
1.972% due 06/25/2046 ●		117	46
6.000% due 09/25/2036		313	282
6.000% due 09/25/2036 ^		819	738
Residential Asset Securitization Trust 6.500% due 09/25/2036 ^		9,692	6,550
Structured Adjustable Rate Mortgage Loan Trust 2.659% due 11/25/2034 ●		780	762
Structured Asset Mortgage Investments Trust
2.002% due 05/25/2036 ●		135	129
2.444% due 05/19/2035 ●		67	67
Thornburg Mortgage Securities Trust 3.302% due 03/25/2037 ^●		3,584	3,335
Towd Point Mortgage Funding PLC 1.820% due 10/20/2051 ●	GBP	9,867	13,146
Vornado DP LLC Trust 2.970% due 09/13/2028		$179	179
WaMu Mortgage Pass-Through Certificates Trust
2.162% due 01/25/2045 ●		626	619
2.532% due 11/25/2034 ●		302	304
2.592% due 01/25/2045 ●		406	405
3.936% due 01/25/2035 ~		61	63
4.219% due 10/25/2034 ~		54	55
4.498% due 06/25/2034 ~		62	63
Wells Fargo Mortgage-Backed Securities Trust 5.220% due 04/25/2036 ~		433	427
Total Non-Agency Mortgage-Backed Securities (Cost $73,720)			73,808
ASSET-BACKED SECURITIES 5.0%
ACE Securities Corp. Home Equity Loan Trust
2.467% due 05/25/2035 ●		74	74
2.662% due 05/25/2035 ●		837	834
2.692% due 12/25/2034 ●		594	586
Apidos CLO 2.946% due 01/19/2025 ●		93	93
Asset-Backed Securities Corp. Home Equity Loan Trust 2.022% due 11/25/2036 ●		6,600	6,243

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2019 (Unaudited)

Atrium Corp. 2.783% due 04/22/2027 ●		3,200	3,198
Babson Euro CLO BV 0.418% due 10/25/2029 ●	EUR	800	896
Bear Stearns Asset-Backed Securities Trust
2.292% due 09/25/2046 ●		$513	399
2.452% due 02/25/2036 ●		8,587	7,878
Benefit Street Partners CLO Ltd. 2.783% due 07/18/2027 ●		1,441	1,440
California Street CLO Ltd. 3.031% due 10/15/2025 ●		7,392	7,394
Carlyle Global Market Strategies Euro CLO DAC 1.200% due 09/21/2029	EUR	400	449
Catamaran CLO Ltd. 2.786% due 01/27/2028 ●		$4,180	4,162
CoreVest American Finance Trust 2.968% due 10/15/2049		833	836
Countrywide Asset-Backed Certificates 2.827% due 12/25/2035 ●		2,600	2,600
Countrywide Asset-Backed Certificates Trust 3.517% due 11/25/2034 ●		2,831	2,842
Countrywide Asset-Backed Certificates Trust, Inc.
2.572% due 11/25/2034 ●		352	346
2.647% due 08/25/2034 ●		91	90
Dryden Senior Loan Fund 2.886% due 10/15/2027 ●		5,200	5,193
Fremont Home Loan Trust
1.932% due 01/25/2037 ●		2,261	1,423
2.032% due 10/25/2036 ●		7,375	3,696
GSAMP Trust 1.992% due 11/25/2036 ●		1,047	650
Halcyon Loan Advisors Funding Ltd. 2.886% due 04/20/2027 ●		1,800	1,800
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 2.842% due 11/25/2034 ●		231	229
Jamestown CLO Ltd. 2.691% due 07/15/2026 ●		1,698	1,698
Jubilee CLO BV 0.405% due 12/15/2029 ●	EUR	1,940	2,173
KVK CLO Ltd. 2.901% due 01/14/2028 ●		$550	549
Massachusetts Educational Financing Authority 2.890% due 04/25/2038 ●		826	822
Morgan Stanley ABS Capital, Inc. Trust
2.722% due 03/25/2035 ●		188	190
2.827% due 07/25/2035 ●		7,435	7,437
North Carolina State Education Assistance Authority 2.592% due 07/25/2039 ●		4,672	4,637
OCP CLO Ltd.
2.756% due 10/26/2027 ●		5,230	5,231
2.801% due 07/15/2027 ●		2,595	2,593
2.852% due 04/17/2027 ●		1,234	1,233
OHA Credit Partners Ltd. 2.976% due 10/20/2025 ●		730	730
Option One Mortgage Loan Trust
1.932% due 01/25/2037 ●		2,645	1,966
1.932% due 03/25/2037 ●		2,197	1,688
Palmer Square Loan Funding Ltd. 2.651% due 07/15/2026 ●		11,284	11,271
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.542% due 07/25/2035 ●		38	38
2.767% due 10/25/2034 ●		49	49
Residential Asset Mortgage Products Trust 2.587% due 06/25/2035 ●		211	212
Residential Asset Securities Corp. Trust 2.172% due 02/25/2036 ●		160	161
Saxon Asset Securities Trust 2.102% due 09/25/2037 ●		1,216	1,173
SLM Private Education Loan Trust 3.990% due 06/16/2042 ●		1,071	1,078
SLM Student Loan Trust 3.440% due 04/25/2023 ●		2,514	2,523
Sound Point CLO Ltd. 2.856% due 01/20/2028 ●		8,500	8,488
Soundview Home Loan Trust 2.742% due 10/25/2037 ●		1,292	1,094
Structured Asset Securities Corp. Mortgage Loan Trust 3.191% due 04/25/2035 ●		119	118
Sudbury Mill CLO Ltd. 3.152% due 01/17/2026 ●		7,712	7,717
THL Credit Wind River CLO Ltd.
2.856% due 10/15/2027 ●		250	250
2.881% due 01/15/2026 ●		1,938	1,939
TICP CLO Ltd. 2.806% due 04/20/2028 ●		20,520	20,413

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2019 (Unaudited)

Tralee CLO Ltd. 2.996% due 10/20/2027 ●		3,600	3,601
Venture CLO Ltd. 2.881% due 07/15/2027 ●		2,782	2,778
Total Asset-Backed Securities (Cost $146,217)			147,201
SOVEREIGN ISSUES 2.3%
Brazil Letras do Tesouro Nacional 0.000% due 07/01/2020 (c)	BRL	9,394	2,288
New Zealand Government International Bond 2.000% due 09/20/2025 (d)	NZD	3,388	2,492
United Kingdom Gilt 1.250% due 11/22/2027 (d)	GBP	35,315	61,728
Total Sovereign Issues (Cost $64,904)			66,508
		SHARES
COMMODITIES 6.5%
Gold Warehouse Receipts		125,153	189,858
Total Commodities (Cost $186,090)			189,858
SHORT-TERM INSTRUMENTS 35.1%
REPURCHASE AGREEMENTS (h) 31.7%			924,591
		PRINCIPAL AMOUNT (000s)
MEXICO TREASURY BILLS 0.3%
7.219% due 01/02/2020 - 01/30/2020 (b)(c)	MXN	160,491	8,471
U.S. TREASURY BILLS 3.1%
1.591% due 01/02/2020 - 02/27/2020 (b)(c)(k)(m)		$92,039	91,825
Total Short-Term Instruments (Cost $1,024,727)			1,024,887
Total Investments in Securities (Cost $2,949,903)			2,968,221
		SHARES
INVESTMENTS IN AFFILIATES 24.3%
SHORT-TERM INSTRUMENTS 24.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 24.3%
PIMCO Short Asset Portfolio		37,532,200	373,671
PIMCO Short-Term Floating NAV Portfolio III		33,988,626	336,249
Total Short-Term Instruments (Cost $711,572)			709,920
Total Investments in Affiliates (Cost $711,572)			709,920
Total Investments 125.9% (Cost $3,661,475)			$3,678,141
Financial Derivative Instruments (j)(l) 1.5%(Cost or Premiums, net $9,234)			42,675
Other Assets and Liabilities, net (27.4)%			(799,638)
Net Assets 100.0%			$2,921,178

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CIMIC Group Ltd.	0.000%	03/24/2020	09/27/2019	$6,932	$6,935	0.24%
Lloyds Banking Group PLC	3.870	09/02/2021	05/22/2018	1,726	1,737	0.06
Lloyds Banking Group PLC	3.870	09/02/2020	05/22/2018	1,726	1,731	0.06
				$10,384	$10,403	0.36%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
AZD	1.670%	12/31/2019	01/06/2020	$550,000	U.S. Treasury Bonds 2.750% due 11/15/2042	$(481,377)	$550,000	$550,051
					U.S. Treasury Notes 2.500% due 02/15/2022	(72,908)
BOS	1.520	12/30/2019	01/06/2020	9,601	U.S. Treasury Inflation Protected Securities 0.750% due 07/15/2028	(9,633)	9,601	9,602
	1.850	12/31/2019	01/02/2020	100,000	U.S. Treasury Bonds 2.500% due 05/15/2046	(101,463)	100,000	100,010
FICC	1.250	12/31/2019	01/02/2020	2,590	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	(2,651)	2,590	2,590
JPS	1.580	01/02/2020	01/03/2020	150,000	U.S. Treasury Bonds 2.875% due 08/15/2045	(153,048)	150,000	150,000
NOM	1.500	12/31/2019	01/02/2020	112,400	U.S. Treasury Bonds 3.750% due 11/15/2043	(113,952)	112,400	112,410
Total Repurchase Agreements						$(935,032)	$924,591	$924,663

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)
U.S. Government Agencies (8.1)%
Uniform Mortgage-Backed Security, TBA	2.500%	01/01/2050	$17,700	$(17,438)	$(17,492)
Uniform Mortgage-Backed Security, TBA	3.000	02/01/2050	195,800	(198,017)	(198,339)
Uniform Mortgage-Backed Security, TBA	3.500	01/01/2050	19,000	(19,499)	(19,536)
Total U.S. Government Agencies				(234,954)	(235,367)
U.S. Treasury Obligations (0.3)%
U.S. Treasury Inflation Protected Securities	0.750%	07/15/2028	9,124	(9,608)	(9,637)
Total Short Sales (8.4)%				$(244,562)	$(245,004)

(i)	Securities with an aggregate market value of $839 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.
(2)	Payable for short sales includes $34 of accrued interest.

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2019 (Unaudited)

The average amount of borrowings outstanding during the period ended December 31, 2019 was $(5,012) at a weighted average interest rate of 2.548%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT Soybean March 2020 Futures	$840.000	02/21/2020	180	$9	$110	$2
Put - CBOT Soybean March 2020 Futures	860.000	02/21/2020	60	3	46	2
Call - CBOT Soybean March 2020 Futures	960.000	02/21/2020	24	1	14	22
Call - CBOT Soybean March 2020 Futures	980.000	02/21/2020	216	11	125	127
Put - NYMEX Crude February 2020 Futures	55.000	01/15/2020	69	69	75	11
Call - NYMEX Crude June 2020 Futures	58.500	05/14/2020	150	150	944	643
Put - NYMEX Crude June 2020 Futures	58.500	05/14/2020	150	150	944	502
Call - NYMEX Crude June 2020 Futures	59.000	05/14/2020	325	325	2,027	1,300
Put - NYMEX Crude June 2020 Futures	59.000	05/14/2020	325	325	2,014	1,157
Call - NYMEX Crude June 2020 Futures	59.500	05/14/2020	50	50	303	186
Put - NYMEX Crude June 2020 Futures	59.500	05/14/2020	50	50	303	189
Call - NYMEX Crude June 2020 Futures	60.000	05/14/2020	50	50	299	172
Put - NYMEX Crude June 2020 Futures	60.000	05/14/2020	50	50	299	200
Call - NYMEX Crude June 2020 Futures	62.000	05/14/2020	275	275	1,555	679
Put - NYMEX Crude June 2020 Futures	62.000	05/14/2020	275	275	1,452	1,380
Call - NYMEX Natural Gas March 2020 Futures	3.000	02/25/2020	280	2,800	542	38
Total Purchased Options					$11,052	$6,610

WRITTEN OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CMX Gold December 2021 Futures	$4,000.000	11/23/2021	96	$10	$(93)	$(47)
Call - CMX Gold June 2021 Futures	3,500.000	05/25/2021	84	8	(79)	(36)
Put - ICE Natural Gas February 2020 Futures	40.000	01/27/2020	315	9,135	(217)	(1,142)
Call - NYMEX Crude February 2020 Futures	61.000	01/15/2020	108	108	(113)	(134)
Call - NYMEX Crude February 2020 Futures	61.500	01/15/2020	144	144	(135)	(140)
Call - NYMEX Crude February 2020 Futures	62.000	01/15/2020	96	96	(91)	(71)
Call - NYMEX Crude February 2020 Futures	62.500	01/15/2020	48	48	(41)	(26)
Call - NYMEX Crude March 2020 Futures	62.000	02/14/2020	36	36	(34)	(54)
Call - NYMEX Crude March 2020 Futures	62.500	02/14/2020	48	48	(41)	(62)
Call - NYMEX Crude March 2020 Futures	63.000	02/14/2020	144	144	(139)	(158)
Call - NYMEX Crude March 2020 Futures	63.500	02/14/2020	48	48	(35)	(45)
Call - NYMEX Crude March 2020 Futures	64.500	02/14/2020	72	72	(54)	(47)
Put - NYMEX Natural Gas Calendar Spread March 2020 Futures	0.200	03/26/2020	183	1,830	(60)	(104)
Put - NYMEX Natural Gas February 2020 Futures	2.150	01/28/2020	94	940	(65)	(80)
Put - NYMEX Natural Gas March 2020 Futures	1.950	02/25/2020	108	1,080	(61)	(52)
Put - NYMEX Natural Gas March 2020 Futures	2.000	02/25/2020	84	840	(59)	(54)
Put - NYMEX Natural Gas March 2020 Futures	2.050	02/25/2020	84	840	(63)	(70)
Call - NYMEX Natural Gas March 2020 Futures	2.450	02/25/2020	48	480	(31)	(25)
Call - NYMEX Natural Gas March 2020 Futures	2.500	02/25/2020	60	600	(42)	(27)
Call - NYMEX Natural Gas March 2020 Futures	4.000	02/25/2020	560	5,600	(509)	(25)
Total Written Options					$(1,962)	$(2,399)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS

					Variation Margin(7)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum March Futures	03/2020	13	$588	$13	$13	$0
Brent (ICE) Dubai April Futures	04/2020	6	9	(6)	1	0
Brent (ICE) Dubai August Futures	08/2020	6	11	(3)	0	0
Brent (ICE) Dubai December Futures	12/2020	6	13	(2)	0	0
Brent (ICE) Dubai February Futures	02/2020	6	6	(8)	1	0
Brent (ICE) Dubai January Futures	01/2020	6	6	(9)	1	0
Brent (ICE) Dubai July Futures	07/2020	6	11	(4)	0	0
Brent (ICE) Dubai June Futures	06/2020	6	10	(5)	0	0
Brent (ICE) Dubai March Futures	03/2020	6	8	(7)	1	0
Brent (ICE) Dubai May Futures	05/2020	6	9	(5)	1	0
Brent (ICE) Dubai November Futures	11/2020	6	13	(2)	0	0
Brent (ICE) Dubai October Futures	10/2020	6	12	(2)	0	0
Brent (ICE) Dubai September Futures	09/2020	6	12	(3)	0	0
Brent 1st Line April Futures	04/2020	56	2	(6)	0	(1)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2019 (Unaudited)

Brent 1st Line April Futures	04/2020	22	(1)	12	0	0
Brent 1st Line August Futures	08/2020	22	(4)	9	1	0
Brent 1st Line December Futures	12/2020	22	(4)	8	1	0
Brent 1st Line February Futures	02/2020	56	12	5	0	(3)
Brent 1st Line July Futures	07/2020	22	(4)	9	1	0
Brent 1st Line June Futures	06/2020	22	(1)	12	0	0
Brent 1st Line March Futures	03/2020	56	1	(7)	0	(2)
Brent 1st Line May Futures	05/2020	22	1	14	0	(1)
Brent 1st Line November Futures	11/2020	22	(4)	8	1	0
Brent 1st Line October Futures	10/2020	22	(4)	8	0	0
Brent 1st Line September Futures	09/2020	22	(4)	9	1	0
Brent 1st Line vs. Dubai 1st Line April Futures	04/2020	65	96	(2)	8	0
Brent 1st Line vs. Dubai 1st Line August Futures	08/2020	9	17	(12)	0	0
Brent 1st Line vs. Dubai 1st Line December Futures	12/2020	9	20	(10)	0	0
Brent 1st Line vs. Dubai 1st Line February Futures	02/2020	65	70	(28)	10	0
Brent 1st Line vs. Dubai 1st Line January Futures	01/2020	9	8	(21)	2	0
Brent 1st Line vs. Dubai 1st Line July Futures	07/2020	9	16	(13)	0	0
Brent 1st Line vs. Dubai 1st Line June Futures	06/2020	9	15	(14)	1	0
Brent 1st Line vs. Dubai 1st Line March Futures	03/2020	65	83	(14)	9	0
Brent 1st Line vs. Dubai 1st Line May Futures	05/2020	9	14	(15)	1	0
Brent 1st Line vs. Dubai 1st Line November Futures	11/2020	9	19	(10)	0	0
Brent 1st Line vs. Dubai 1st Line October Futures	10/2020	9	18	(11)	0	0
Brent 1st Line vs. Dubai 1st Line September Futures	09/2020	9	18	(11)	0	0
Brent Crude December Futures	10/2020	521	31,896	1,019	0	(349)
Brent Crude December Futures	10/2021	1,343	78,042	293	0	(698)
Brent Crude December Futures	10/2022	33	1,873	(19)	0	(14)
Brent Crude July Futures	05/2020	576	36,553	2,039	0	(409)
Brent Crude May Futures	03/2020	53	3,428	378	0	(37)
Chicago Ethanol (Platts) August Futures	08/2020	29	1,745	(7)	0	(21)
Chicago Ethanol (Platts) February Futures	02/2020	589	34,510	(300)	0	(432)
Chicago Ethanol (Platts) January Futures	01/2020	84	4,798	(169)	0	(72)
Chicago Ethanol (Platts) July Futures	07/2020	29	1,748	(4)	0	(21)
Chicago Ethanol (Platts) March Futures	03/2020	340	20,135	238	0	(250)
Chicago Ethanol (Platts) September Futures	09/2020	29	1,742	(10)	0	(21)
Cocoa March Futures	03/2020	57	1,448	(19)	44	0
Cocoa May Futures	05/2020	187	4,752	67	135	0
Copper March Futures	03/2020	260	40,138	1,895	1,898	(3)
Copper May Futures	05/2020	41	2,878	(11)	0	(36)
Corn December Futures	12/2020	604	12,156	(62)	0	(15)
Corn May Futures	05/2020	875	17,270	(512)	0	(22)
Cotton No. 2 March Futures	03/2020	113	3,901	161	0	(29)
Euro-BTP Italy Government Bond March Futures	03/2020	33	5,273	(73)	0	(15)
Gas Oil May Futures	05/2020	75	4,513	206	0	(66)
Gold 100 oz. December Futures	12/2021	3	473	8	2	0
Gold 100 oz. January Futures	01/2020	35	5,318	32	18	(1)
Gold 100 oz. June Futures	06/2021	3	469	10	2	0
Hard Red Winter Wheat March Futures	03/2020	601	14,604	1,687	165	0
Hard Red Winter Wheat May Futures	05/2020	335	8,279	805	88	0
Lead May Futures	05/2020	92	4,441	(165)	32	(197)
LLS (Argus) vs. WTI Spread Calendar Swap April Futures	04/2020	3	10	(2)	1	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures	08/2020	3	10	(2)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures	12/2020	3	9	(3)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap February Futures	02/2020	3	10	(2)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap January Futures	01/2020	3	11	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures	07/2020	3	10	(2)	1	0
LLS (Argus) vs. WTI Spread Calendar Swap June Futures	06/2020	3	10	(2)	1	0
LLS (Argus) vs. WTI Spread Calendar Swap March Futures	03/2020	3	10	(2)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap May Futures	05/2020	3	10	(2)	1	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures	11/2020	3	9	(3)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures	10/2020	3	9	(3)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures	09/2020	3	9	(2)	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap January Futures	01/2020	15	276	(54)	0	(8)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap March Futures	03/2020	15	277	(52)	0	(7)
Natural Gas April Futures	03/2020	35	752	(4)	1	0
Natural Gas April Futures	03/2021	224	5,130	(15)	25	0
Natural Gas December Futures	11/2021	5	76	1	0	(3)
Natural Gas February Futures	01/2020	46	1,007	(17)	1	0
Natural Gas February Futures	01/2022	5	70	2	0	(2)
Natural Gas January Futures	12/2021	5	76	1	0	(2)
Natural Gas March Futures	02/2022	5	74	0	0	(2)
Natural Gas May Futures	04/2021	93	2,106	13	8	0
Natural Gas November Futures	10/2021	5	70	(2)	0	(3)
Natural Gas October Futures	09/2020	81	1,900	(90)	5	0
Natural Gas October Futures	09/2021	5	69	(6)	0	(3)
New York Harbor May Future	04/2020	54	4,500	252	0	(46)
New York Harbor ULSD March Futures	02/2020	1	85	0	0	(1)
Nickel March Futures	03/2020	105	8,836	225	260	(35)
Nickel May Futures	05/2020	19	1,604	(167)	12	(178)
Platinum April Futures	04/2020	467	22,832	754	290	0
Propane February Futures	02/2020	15	281	(48)	0	(8)
RBOB Gasoline March Futures	02/2020	144	10,300	126	0	(198)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2019 (Unaudited)

RBOB Gasoline May Futures	04/2020	38	3,001	33	0	(48)
Silver March Futures	03/2020	173	15,502	(58)	0	(69)
Soybean May Futures	05/2020	22	1,066	17	3	0
Soybean Meal March Futures	03/2020	1	30	0	0	0
Soybean Oil March Futures	03/2020	56	1,168	92	0	(23)
U.S. Treasury 5-Year Note March Futures	03/2020	34	4,033	(20)	0	(1)
Wheat July Futures	07/2020	24	676	17	3	0
White Sugar March Futures	02/2020	561	10,076	532	0	(62)
White Sugar May Futures	04/2020	319	5,815	94	0	(32)
WTI Brent Financial April Futures	04/2020	3	(13)	8	0	0
WTI Brent Financial August Futures	08/2020	3	(13)	8	0	0
WTI Brent Financial December Futures	12/2020	3	(14)	7	0	0
WTI Brent Financial February Futures	02/2020	3	(14)	7	0	0
WTI Brent Financial January Futures	01/2020	3	(15)	6	0	0
WTI Brent Financial July Futures	07/2020	3	(13)	8	0	0
WTI Brent Financial June Futures	06/2020	3	(13)	8	0	0
WTI Brent Financial March Futures	03/2020	3	(13)	8	0	0
WTI Brent Financial May Futures	05/2020	3	(13)	8	0	0
WTI Brent Financial November Futures	11/2020	3	(14)	7	0	0
WTI Brent Financial October Futures	10/2020	3	(14)	7	0	0
WTI Brent Financial September Futures	09/2020	3	(13)	7	0	0
WTI Crude December Futures	11/2020	1,333	75,235	3,193	0	(813)
WTI Crude December Futures	11/2023	283	14,521	(71)	0	(113)
WTI Crude February Futures	01/2020	183	11,174	449	0	(113)
WTI Crude July Futures	06/2021	285	15,433	390	0	(151)
WTI Crude June Futures	05/2021	3,572	194,460	5,832	0	(1,893)
WTI Crude March Futures	02/2020	342	20,783	(780)	0	(229)
WTI Crude March Futures	02/2021	2,317	128,176	7,438	0	(1,298)
WTI Crude May Futures	04/2020	64	3,838	267	0	(44)
WTI Crude May Futures	04/2021	285	15,590	448	0	(154)
WTI Crude September Futures	08/2020	525	30,329	1,931	0	(471)
WTI Midland vs WTI Trade April Futures	03/2020	23	18	24	1	0
WTI Midland vs WTI Trade August Futures	07/2020	39	38	73	1	0
WTI Midland vs WTI Trade December Futures	11/2020	39	38	73	1	0
WTI Midland vs WTI Trade February Futures	01/2020	23	17	22	1	0
WTI Midland vs WTI Trade July Futures	06/2020	39	38	73	1	0
WTI Midland vs WTI Trade June Futures	05/2020	23	21	26	1	0
WTI Midland vs WTI Trade March Futures	02/2020	23	18	24	1	0
WTI Midland vs WTI Trade May Futures	04/2020	23	20	25	1	0
WTI Midland vs WTI Trade November Futures	10/2020	39	38	73	1	0
WTI Midland vs WTI Trade October Futures	09/2020	39	38	73	1	0
WTI Midland vs WTI Trade September Futures	08/2020	39	38	73	1	0
Zinc March Futures	03/2020	134	7,620	148	148	0
Zinc May Futures	05/2020	79	4,475	(351)	2	(353)
				$28,506	$3,211	$(9,078)

SHORT FUTURES CONTRACTS

					Variation Margin(7)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum May Futures	05/2020	140	$(6,375)	$34	$45	$(12)
Arabica Coffee March Futures	03/2020	27	(1,313)	(29)	25	0
Arabica Coffee May Futures	05/2020	69	(3,413)	(107)	63	0
Brent Crude April Futures	02/2020	206	(13,450)	(732)	144	0
Brent Crude December Futures	10/2023	920	(52,127)	1,364	340	0
Brent Crude June Futures	04/2020	420	(26,914)	206	168	(10)
Brent Crude June Futures	04/2021	84	(4,990)	(117)	49	0
Brent Crude June Futures	04/2022	396	(22,707)	33	186	0
Brent Crude March Futures	01/2020	333	(21,978)	83	194	(8)
Brent Crude October Futures	08/2020	280	(17,368)	(820)	193	0
Call Options Strike @ USD 64.500 on Brent Crude June 2020 Futures (1)	04/2020	150	(542)	513	39	0
Call Options Strike @ USD 65.000 on Brent Crude June 2020 Futures (1)	04/2020	64	(214)	223	16	0
Call Options Strike @ USD 65.000 on Brent Crude March 2020 Futures (1)	01/2020	60	(146)	(56)	22	0
Call Options Strike @ USD 65.250 on Brent Crude June 2020 Futures (1)	04/2020	72	(231)	266	18	0
Call Options Strike @ USD 65.500 on Brent Crude June 2020 Futures (1)	04/2020	189	(584)	733	45	0
Call Options Strike @ USD 66.000 on Brent Crude June 2020 Futures (1)	04/2020	50	(143)	195	11	0
Call Options Strike @ USD 66.000 on Brent Crude March 2020 Futures (1)	01/2020	132	(240)	(91)	38	0
Call Options Strike @ USD 66.500 on Brent Crude June 2020 Futures (1)	04/2020	50	(131)	201	11	0
Call Options Strike @ USD 67.000 on Brent Crude March 2020 Futures (1)	01/2020	204	(265)	(57)	47	0
Call Options Strike @ USD 68.000 on Brent Crude April 2020 Futures (1)	02/2020	24	(32)	(6)	4	0
Call Options Strike @ USD 68.500 on Brent Crude April 2020 Futures (1)	02/2020	72	(84)	(15)	10	0

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2019 (Unaudited)

Call Options Strike @ USD 68.500 on Brent Crude March 2020 Futures (1)	01/2020	48	(36)	(6)	6	0
Call Options Strike @ USD 69.000 on Brent Crude April 2020 Futures (1)	02/2020	108	(109)	(14)	13	0
Call Options Strike @ USD 69.000 on Brent Crude June 2020 Futures (1)	04/2020	275	(457)	1,322	38	0
Copper March Futures	03/2020	628	(43,913)	(2,060)	573	0
Corn July Futures	07/2020	1,103	(22,115)	1,472	28	0
Corn March Futures	03/2020	1,574	(30,516)	(571)	39	0
Cotton No. 2 May Futures	05/2020	143	(5,018)	(266)	41	0
Euro-Bund 10-Year Bond March Futures	03/2020	60	(11,474)	196	75	0
Gas Oil March Futures	03/2020	313	(19,132)	(1,119)	258	0
Gold 100 oz. April Futures	04/2020	490	(74,936)	(454)	0	(230)
Gold 100 oz. February Futures	02/2020	1,122	(170,892)	(4,619)	0	(496)
Hard Red Winter Wheat July Futures	07/2020	40	(1,003)	(76)	0	(10)
ICE Brent Crude Oil February Futures	02/2020	6	(392)	(26)	4	0
ICE Brent Crude Oil January Futures	01/2020	6	(396)	(30)	4	0
ICE Brent Crude Oil March Futures	03/2020	6	(388)	(22)	4	0
Live Cattle February Futures	02/2020	250	(12,593)	(73)	50	0
Natural Gas December Futures	11/2020	5	(72)	1	3	0
Natural Gas February Futures	01/2021	5	(66)	0	2	0
Natural Gas January Futures	12/2020	317	(8,622)	82	0	(38)
Natural Gas January Futures	12/2020	5	(73)	0	3	0
Natural Gas March Futures	02/2020	469	(10,121)	300	0	(5)
Natural Gas March Futures	02/2021	5	(70)	3	2	0
Natural Gas November Futures	10/2020	5	(66)	4	3	0
Natural Gas October Futures	09/2020	5	(57)	16	3	0
Put Options Strike @ USD 64.500 on Brent Crude June 2020 Futures (1)	04/2020	150	(605)	450	0	(66)
Put Options Strike @ USD 65.000 on Brent Crude June 2020 Futures (1)	04/2020	64	(273)	180	0	(29)
Put Options Strike @ USD 65.250 on Brent Crude June 2020 Futures (1)	04/2020	72	(315)	196	0	(32)
Put Options Strike @ USD 65.500 on Brent Crude June 2020 Futures (1)	04/2020	189	(852)	445	0	(87)
Put Options Strike @ USD 66.000 on Brent Crude June 2020 Futures (1)	04/2020	50	(239)	99	0	(24)
Put Options Strike @ USD 66.500 on Brent Crude June 2020 Futures (1)	04/2020	50	(252)	80	0	(24)
Put Options Strike @ USD 69.000 on Brent Crude June 2020 Futures (1)	04/2020	275	(1,810)	(120)	0	(154)
Silver May Futures	05/2020	149	(13,417)	129	60	0
Soybean March Futures	03/2020	362	(17,295)	(357)	0	(54)
Sugar No. 11 March Futures	02/2020	729	(10,957)	(671)	90	0
Sugar No. 11 May Futures	04/2020	606	(9,190)	(230)	68	0
U.S. Treasury 2-Year Note March Futures	03/2020	4	(862)	1	0	0
U.S. Treasury 10-Year Note March Futures	03/2020	1,386	(177,993)	(394)	174	0
United Kingdom Long Gilt March Futures	03/2020	320	(55,688)	451	538	(242)
Wheat March Futures	03/2020	305	(8,521)	(523)	0	(42)
Wheat May Futures	05/2020	295	(8,286)	(439)	0	(41)
WTI Crude December Futures	11/2021	1,964	(104,229)	(1,528)	1,021	0
WTI Crude December Futures	11/2022	946	(48,795)	491	407	0
WTI Crude June Futures	05/2020	2,663	(158,289)	(8,779)	1,994	0
WTI Crude June Futures	05/2022	797	(41,524)	(466)	383	0
WTI Crude March Futures	02/2020	2,194	(133,329)	(10,606)	1,470	0
WTI Houston (Argus) vs. WTI Trade April Futures	03/2020	23	(60)	21	0	0
WTI Houston (Argus) vs. WTI Trade August Futures	07/2020	39	(101)	64	0	0
WTI Houston (Argus) vs. WTI Trade December Futures	11/2020	39	(101)	64	0	0
WTI Houston (Argus) vs. WTI Trade February Futures	01/2020	23	(72)	9	0	(1)
WTI Houston (Argus) vs. WTI Trade July Futures	06/2020	39	(101)	64	0	0
WTI Houston (Argus) vs. WTI Trade June Futures	05/2020	23	(60)	21	0	0
WTI Houston (Argus) vs. WTI Trade March Futures	02/2020	23	(64)	17	0	0
WTI Houston (Argus) vs. WTI Trade May Futures	04/2020	23	(60)	21	0	0
WTI Houston (Argus) vs. WTI Trade November Futures	10/2020	39	(101)	64	0	0
WTI Houston (Argus) vs. WTI Trade October Futures	09/2020	39	(101)	64	0	0
WTI Houston (Argus) vs. WTI Trade September Futures	08/2020	39	(101)	64	0	0
				$(25,237)	$9,022	$(1,605)
Total Futures Contracts				$3,269	$12,233	$(10,683)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.132%	EUR	1,530	$25	$(9)	$16	$0	$0

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2019 (Unaudited)

INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.655%	Semi-Annual	10/19/2023		$7,700	$0	$280	$280	$0	$(5)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		19,280	477	(510)	(33)	17	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		3,400	(62)	(36)	(98)	6	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		94,710	(937)	1,251	314	205	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		34,400	1,761	(2,861)	(1,100)	96	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		32,240	2,791	(3,738)	(947)	324	0
Receive	3-Month USD-LIBOR	2.150	Semi-Annual	06/19/2048		11,000	1,100	(1,190)	(90)	117	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	03/20/2050		5,600	(107)	255	148	63	0
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045	JPY	990	(3)	0	(3)	0	0
Receive	CPTFEMU	1.165	Maturity	12/15/2021	EUR	2,290	2	10	12	0	(2)
Receive	CPURNSA	2.069	Maturity	07/15/2022		$3,500	0	(18)	(18)	1	0
Pay	CPURNSA	2.243	Maturity	11/21/2026		39,000	0	1,148	1,148	0	(95)
Pay	UKRPI	3.350	Maturity	05/15/2030	GBP	13,500	124	453	577	13	0
Pay	UKRPI	3.300	Maturity	12/15/2030		600	(29)	32	3	0	0
Pay	UKRPI	3.140	Maturity	04/15/2031		22,600	(2,375)	1,129	(1,246)	3	0
Pay	UKRPI	3.470	Maturity	09/15/2032		5,450	12	210	222	0	(9)
							$2,754	$(3,585)	$(831)	$845	$(111)
Total Swap Agreements							$2,779	$(3,594)	$(815)	$845	$(111)

(k)	Securities with an aggregate market value of $45,239 and cash of $5,293 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	Future styled option.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.
(7)	Unsettled variation margin asset of $123 for closed futures is outstanding at period end.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)

Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2020	MXN	11,937		$616	$0	$(15)
	02/2020	EUR	71		79	0	(1)
BPS	01/2020	GBP	60,503		78,348	0	(1,810)
	01/2020	IDR	15,110,854		1,078	0	(14)
	01/2020	INR	76,304		1,071	1	0
	01/2020		$921	GBP	711	21	0
	01/2020		1,077	INR	76,589	0	(3)
	01/2020		2,175	PHP	110,304	2	(2)
	01/2020		1,108	RUB	68,790	0	0
	02/2020		1,068	INR	76,304	0	0
BRC	01/2020		1,562	MXN	30,693	60	0
	04/2020	DKK	180,520		$28,196	931	0
BSH	01/2020	BRL	9,207		2,284	0	(5)
	01/2020	MXN	54,101		2,790	0	(64)
	01/2020		$2,196	BRL	9,207	93	0
	07/2020	BRL	9,394		$2,221	0	(95)
CBK	01/2020	MXN	47,226		2,447	0	(49)
	01/2020	TRY	12,572		2,135	30	0
	04/2020	DKK	134,725		21,105	757	0
DUB	01/2020	TWD	32,488		1,082	0	(5)
FBF	01/2020		$3,840	CLP	2,782,014	0	(139)
GLM	01/2020	EUR	6,264		$6,921	0	(108)
	01/2020	GBP	593		777	0	(9)
	01/2020	MXN	137,303		7,044	0	(198)
	01/2020		$1,034	DKK	7,015	19	0

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2019 (Unaudited)

HUS	01/2020	RUB	135,745		$2,135	0	(51)
	01/2020	TWD	32,333		1,061	0	(19)
	01/2020		$1,130	GBP	845	0	(10)
	01/2020		1,061	INR	76,304	9	0
	01/2020		2,195	MXN	42,033	23	0
	02/2020		1,164	CAD	1,543	25	0
	04/2020		1,057	DKK	7,015	2	0
IND	01/2020		1,080	TWD	32,333	0	(1)
	02/2020	TWD	32,333		$1,083	0	(1)
JPM	01/2020	BRL	9,207		2,393	105	0
	01/2020	TWD	32,589		1,072	0	(18)
	01/2020		$2,284	BRL	9,207	4	0
MYI	01/2020	TWD	32,429		$1,081	0	(5)
	01/2020		$1,079	INR	76,879	0	(2)
	02/2020	EUR	47		$52	0	0
RYL	01/2020	MXN	20,969		1,111	2	0
	01/2020		$1,107	MXN	20,969	0	(2)
	01/2020		1,086	PHP	55,580	11	0
	02/2020	TRY	8,932		$1,488	0	(1)
SCX	01/2020	PHP	55,869		1,098	0	(5)
	01/2020	THB	32,197		1,067	0	(8)
	01/2020	TRY	6,402		1,067	0	(2)
	01/2020		$1,067	INR	76,239	1	0
	01/2020		1,098	PHP	55,869	6	0
SOG	01/2020	THB	32,463		$1,073	0	(11)
	02/2020	EUR	43		48	0	(1)
SSB	01/2020	PHP	111,449		2,195	0	(5)
	01/2020		$1,076	MXN	20,429	2	0
	01/2020		2,196	PHP	111,738	8	0
	02/2020		1,095		55,580	1	0
UAG	01/2020	NZD	4,794		$3,083	0	(145)
	04/2020	DKK	212,455		33,259	1,170	0
Total Forward Foreign Currency Contracts						$3,283	$(2,804)

WRITTEN OPTIONS:
OPTIONS ON COMMODITY FUTURES CONTRACTS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC Fuel Co. December 2020 Futures «	$13.000	12/31/2020	86	$(144)	$(9)
	Call - OTC QS Co. December 2020 Futures «	21.000	12/31/2020	36	(49)	(44)
GST	Call - OTC Fuel Co. December 2020 Futures «	13.000	12/31/2020	147	(245)	(15)
	Call - OTC Fuel Co. December 2020 Futures	14.500	12/31/2020	36	(83)	(6)
	Call - OTC QS Co. December 2020 Futures «	18.000	12/31/2020	36	(88)	(40)
	Call - OTC QS Co. December 2020 Futures «	21.000	12/31/2020	36	(50)	(13)
JPM	Call - OTC QS Co. December 2020 Futures «	18.100	12/31/2020	77	(200)	(93)
	Call - OTC QS Co. December 2020 Futures «	20.000	12/31/2020	84	(141)	(54)
					$(1,000)	$(274)
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date(2)	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	900	$(12)	$0
DUB	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	10,000	(98)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	10,900	(496)	(15)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	18,600	(135)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	12,800	(89)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	47,600	(538)	0
	Floor - OTC YOY CPURNSA	238.643	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	14,400	(266)	0
						$(1,634)	$(15)
Total Written Options						$(2,634)	$(289)
SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	CBOT Wheat March Futures	$5.098	Maturity	02/21/2020	1,135,000	$0	$(555)	$0	$(555)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2019 (Unaudited)

	Pay	CBOT Wheat March Futures	5.109	Maturity	02/21/2020	1,140,000	0	(544)	0	(544)
	Receive	EURMARGIN CAL20	8.050	Maturity	12/31/2020	409,800	0	102	102	0
	Receive	EUROBOBCO CAL20	6.800	Maturity	12/31/2020	60,000	(16)	46	30	0
	Receive	PLATGOLD F0	598.750	Maturity	01/08/2020	9,700	0	491	491	0
CBK	Receive	KCBT Wheat March Futures	4.305	Maturity	02/21/2020	745,000	0	412	412	0
	Pay	MEHCO CAL20	1.100	Maturity	06/30/2020	18,000	0	10	10	0
	Receive	MEHCO CAL20	3.100	Maturity	12/31/2020	144,000	5	186	191	0
	Pay	MEHDUB 1H20	1.180	Maturity	06/30/2020	67,800	3	89	92	0
	Receive	MEHDUB CAL20	0.350	Maturity	12/31/2020	48,000	0	19	19	0
	Receive	MEHMID CAL20-CAL21	1.840	Maturity	12/31/2021	384,100	(5)	(90)	0	(95)
GST	Pay	CBOT Wheat March Futures	5.125	Maturity	02/21/2020	910,000	0	(420)	0	(420)
	Pay	CBOT Wheat March Futures	5.128	Maturity	02/21/2020	905,000	0	(415)	0	(415)
	Pay	CBOT Wheat March Futures	5.138	Maturity	02/21/2020	600,000	0	(269)	0	(269)
	Pay	CBOT Wheat March Futures	5.140	Maturity	02/21/2020	650,000	0	(290)	0	(290)
	Pay	CBOT Wheat March Futures	5.145	Maturity	02/21/2020	1,715,000	0	(757)	0	(757)
	Pay	CBOT Wheat March Futures	5.170	Maturity	02/21/2020	1,235,000	0	(514)	0	(514)
	Pay	CBOT Wheat May Futures	5.350	Maturity	04/24/2020	405,000	0	(108)	0	(108)
	Receive	EURMARGIN CAL20	8.550	Maturity	12/31/2020	202,800	(8)	(42)	0	(50)
	Receive	EUROBOBCO CAL20	6.150	Maturity	12/31/2020	36,000	0	41	41	0
	Receive	EUROBOBCO CAL21	5.050	Maturity	12/31/2021	24,000	0	24	24	0
	Receive	KCBT Wheat March Futures	4.300	Maturity	02/21/2020	560,000	0	313	313	0
	Receive	KCBT Wheat March Futures	4.303	Maturity	02/21/2020	722,500	0	402	402	0
	Receive	KCBT Wheat March Futures	4.333	Maturity	02/21/2020	722,500	0	380	380	0
	Pay	MEHDUB 1H20	1.100	Maturity	06/30/2020	20,400	0	26	26	0
	Receive	MEHDUB CAL20	0.750	Maturity	12/31/2020	40,800	0	32	32	0
	Receive	Options on KCBT Wheat March Futures	0.813	Maturity	02/21/2020	827,640	0	70	70	0
	Receive	Options on KCBT Wheat March Futures	0.795	Maturity	02/21/2020	312,360	0	21	21	0
	Receive	PLATGOLD F0	599.250	Maturity	01/08/2020	3,950	0	202	202	0
JPM	Pay	CBOT Soybean March Futures	962.625	Maturity	02/21/2020	1,480,000	0	105	105	0
	Pay	CBOT Wheat March Futures	5.108	Maturity	02/21/2020	440,000	0	(211)	0	(211)
	Pay	CBOT Wheat March Futures	5.125	Maturity	02/21/2020	810,000	0	(373)	0	(373)
	Pay	CBOT Wheat March Futures	5.128	Maturity	02/21/2020	440,000	0	(202)	0	(202)
	Receive	EBOBFUEL CAL20	21.950	Maturity	12/31/2020	37,200	0	342	342	0
	Receive	EURMARGIN CAL20	8.100	Maturity	12/31/2020	27,000	0	5	5	0
	Receive	EURMARGIN CAL20	8.750	Maturity	12/31/2020	52,800	0	(23)	0	(23)
	Receive	EURMARGIN CAL20	9.900	Maturity	12/31/2020	98,400	(1)	(155)	0	(156)
	Receive	EUROBOBCO CAL20	6.800	Maturity	12/31/2020	48,000	(22)	46	24	0
	Receive	EUROBOBCO CAL21	7.700	Maturity	12/31/2021	52,800	(24)	(60)	0	(84)
	Receive	KCBT Wheat March Futures	4.273	Maturity	02/21/2020	370,000	0	217	217	0
	Receive	KCBT Wheat March Futures	4.290	Maturity	02/21/2020	375,000	0	213	213	0
	Receive	KCBT Wheat March Futures	4.338	Maturity	02/21/2020	345,000	0	180	180	0
	Receive	KCBT Wheat March Futures	4.420	Maturity	02/21/2020	345,000	0	151	151	0
	Receive	LLSDUB CAL20	0.200	Maturity	12/31/2020	70,800	2	54	56	0
	Receive	MEHCO CAL20	3.100	Maturity	12/31/2020	72,000	0	96	96	0
	Pay	MEHDUB 1H20	1.210	Maturity	06/30/2020	29,400	0	41	41	0
MAC	Receive	EBOBFUEL CAL20	22.100	Maturity	12/31/2020	36,000	0	325	325	0
	Receive	EURMARGIN CAL20	8.500	Maturity	12/31/2020	78,000	0	(15)	0	(15)
	Receive	EUROBOBCO CAL21	4.950	Maturity	12/31/2021	68,400	21	53	74	0
	Receive	KCBT Wheat March Futures	4.290	Maturity	02/21/2020	855,000	0	486	486	0
	Receive	LLSDUB CAL20	0.300	Maturity	12/31/2020	40,800	0	36	36	0
	Receive	MEHDUB CAL20	0.700	Maturity	12/31/2020	60,000	14	31	45	0
MYC	Receive	EBOBFUEL CAL20	21.500	Maturity	12/31/2020	29,280	0	282	282	0
	Pay	EURMARGIN 1Q20	7.480	Maturity	03/31/2020	24,300	0	17	17	0
	Receive	EURMARGIN CAL20	8.520	Maturity	12/31/2020	88,800	0	(19)	0	(19)
	Receive	EURMARGIN CAL20	8.580	Maturity	12/31/2020	45,600	0	(13)	0	(13)
	Receive	EURMARGIN CAL20	8.860	Maturity	12/31/2020	76,800	0	(43)	0	(43)
	Receive	EURMARGIN CAL20	9.970	Maturity	12/31/2020	51,600	0	(85)	0	(85)
	Receive	EUROBOBCO CAL20	8.220	Maturity	12/31/2020	108,000	0	(98)	0	(98)
	Receive	EUROBOBCO CAL21	4.970	Maturity	12/31/2021	22,800	0	24	24	0
	Receive	EUROBOBCO CAL21	5.250	Maturity	12/31/2021	31,200	0	25	25	0
	Receive	EUROBOBCO CAL21	5.350	Maturity	12/31/2021	24,000	0	17	17	0
	Receive	EUROBOBCO CAL21	5.600	Maturity	12/31/2021	12,000	0	5	5	0
	Receive	EUROBOBCO CAL21	5.750	Maturity	12/31/2021	34,800	0	11	11	0
	Receive	EUROBOBCO CAL21	5.800	Maturity	12/31/2021	8,400	0	2	2	0
	Receive	EUROBOBCO CAL21	7.650	Maturity	12/31/2021	32,400	0	(50)	0	(50)
	Pay	MEHCO CAL20	1.150	Maturity	06/30/2020	18,000	0	9	9	0
	Receive	MEHCO CAL20	2.100	Maturity	12/31/2021	24,000	0	(4)	0	(4)
	Pay	MEHDUB 1H20	0.900	Maturity	06/30/2020	17,400	0	19	19	0
	Receive	MEHDUB CAL20	0.350	Maturity	12/31/2020	12,000	0	5	5	0
							$(31)	$308	$5,670	$(5,393)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	$109	$(3)	$4	$1	$0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	3,100	(139)	180	41	0
MYC	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	90	(3)	4	1	0
						$(145)	$188	$43	$0

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2019 (Unaudited)

TOTAL RETURN SWAPS ON COMMODITY INDICES
Swap Agreements, at Value
Counterparty	Pay/ Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	BCOMF1NTC Index(8)	309,035	0.120%	Monthly	02/14/2020	$37,075	$0	$(6)	$0	$(6)
	Receive	BCOMF1TC Index	362,965	1.660% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/14/2020	25,193	0	215	215	0
	Receive	BCOMTR Index	81,231	1.640% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/14/2020	13,843	0	119	119	0
	Receive	CSIXTR Index	48,861	1.710% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/14/2020	191,167	0	2,316	2,316	0
CBK	Receive	CSIXTR Index	21,877	1.710% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/14/2020	85,593	0	1,037	1,037	0
CIB	Receive	BCOMSK2 Index(9)	229,736	0.200%	Monthly	02/14/2020	34,435	0	255	255	0
	Receive	CSIXTR Index	29,724	1.710% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/14/2020	116,292	0	1,409	1,409	0
	Receive	PIMCODB Index	67,348	0.000%	Monthly	02/14/2020	6,861	0	53	53	0
FBF	Receive	BCOMSK3 Index	200,597	0.180%	Monthly	02/14/2020	27,774	0	467	467	0
	Receive	CSIXTR Index	111,189	1.660% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/14/2020	435,022	0	5,279	5,279	0
GST	Receive	BCOMF1TC Index	63,174	1.660% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/14/2020	16,246	0	139	139	0
	Receive	BCOMTR Index	138,565	1.650% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/14/2020	23,614	0	203	203	0
	Receive	CMDSKEWLS Index	126,198	0.250%	Monthly	02/14/2020	25,841	0	(96)	0	(96)
	Receive	CSIXTR Index	176,983	1.690% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/14/2020	692,440	175	8,220	8,395	0
JPM	Pay	BCOMTR Index	3,295,820	1.650% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2020	561,655	0	(4,821)	0	(4,821)
	Receive	BCOMF1TC Index(10)	3,599,325	1.670% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/14/2020	484,132	0	4,140	4,140	0
	Receive	CSIXTR Index	72,778	1.700% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/14/2020	284,743	0	3,451	3,451	0
	Receive	JMABCT3E Index	2,347,603	0.150%	Monthly	02/14/2020	269,900	0	(18)	0	(18)
	Receive	JMABDEWE Index(11)	70,634	0.300%	Monthly	02/14/2020	82,296	0	1,697	1,697	0
	Receive	JMABNIC2 Index(12)	167,561	0.170%	Monthly	02/14/2020	71,938	0	996	996	0
	Receive	JMABFNJ2 Index	552,757	0.000%	Monthly	12/31/2020	52,637	0	0	0	0
MAC	Receive	BCOMSK1 Index	197,783	0.170%	Monthly	02/14/2020	28,669	0	(494)	0	(494)
	Receive	BCOMSK4 Index	186,452	0.170%	Monthly	02/14/2020	22,778	0	384	384	0
	Receive	CSIXTR Index	59,018	1.700% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/14/2020	230,907	0	2,798	2,798	0
	Receive	PIMCODB Index(13)	594,248	0.000%	Monthly	02/14/2020	60,390	0	473	473	0
	Receive	PIMCODBU Index	4,500	0.220% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	03/16/2020	434	0	2	2	0
MEI	Receive	CSIXTR Index	14,364	1.710% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/14/2020	56,199	0	681	681	0
RBC	Receive	CSIXTR Index	13,591	1.710% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/14/2020	53,174	0	644	644	0

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2019 (Unaudited)

SOG	Receive	CSIXTR Index	124,042	1.670% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/14/2020	485,309	0	5,888	5,888	0
								$175	$35,431	$41,041	$(5,435)
VOLATILITY SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Pay	GOLDLNPM Index(7)	1.960%	Maturity	05/12/2020	$16,678	$0	$115	$115	$0
	Receive	SLVRLND Index(7)	4.580	Maturity	05/12/2020	10,911	0	(146)	0	(146)
SOG	Pay	GOLDLNPM Index(7)	1.782	Maturity	06/08/2020	13,933	0	67	67	0
	Receive	SLVRLND Index(7)	4.410	Maturity	06/08/2020	8,857	0	(95)	0	(95)
							$0	$(59)	$182	$(241)
Total Swap Agreements							$(1)	$35,868	$46,936	$(11,069)

(m)	Securities with an aggregate market value of $1,490 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	YOY options may have a series of expirations.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.
(7)	Variance Swap
(8)	The following table represents the individual positions within the total return swap as of December 31, 2019:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount	Referenced Commodity – Short Futures Contracts	% of Index	Notional Amount
Brent Crude May 2020 Futures	5.0%	$1,855	Brent Crude March 2020 Futures	5.1%	$1,894
Gold 100 oz. April 2020 Futures	8.8	3,244	Gold 100 oz. February 2020 Futures	8.7	3,235
Lean Hogs April 2020 Futures	1.4	526	Lean Hogs February 2020 Futures	1.3	483
Live Cattle April 2020 Futures	2.6	947	Live Cattle February 2020 Futures	2.5	940

Total Long Futures Contracts		$6,572	Total Short Futures Contracts		$6,552

Cash	64.6%	$23,951
		$30,523
Total Notional Amount					$37,075
(9) The following table represents the individual positions within the total return swap as of December 31, 2019:
Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount

Brent Crude March 2020 Futures	28.3%	$9,737
Gas Oil March 2020 Futures	4.5	1,566
New York Harbor ULSD March 2020 Futures	18.9	6,491
NYMEX - Natural Gas March 2022 Futures	14.4	4,962
RBOB Gasoline March 2020 Futures	4.3	1,483
WTI Crude March 2020 Futures	29.6	10,196

Total Long Futures Contracts		$34,435

Total Notional Amount		$34,435

(10) The following table represents the individual positions within the total return swap as of December 31, 2019:
Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Aluminum March 2022 Futures	3.9%	$19,023
Arabica Coffee March 2020 Futures	2.9	14,053
Brent Crude March 2020 Futures	7.8	37,974

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2019 (Unaudited)

Copper March 2020 Futures	7.2	34,874
Corn March 2020 Futures	5.5	26,852
Cotton No. 02 March 2020 Futures	1.3	6,053
Gas Oil March 2020 Futures	2.7	13,262
Gold 100 oz. February 2020 Futures	13.4	64,945
Hard Red Winter Wheat March 2020 Futures	1.2	5,616
Lean Hogs February 2020 Futures	2.0	9,586
Live Cattle February 2020 Futures	3.9	18,785
New York Harbor ULSD March 2020 Futures	2.3	11,045
Nickel March 2020 Futures	3.2	15,327
NYMEX - Natural Gas March 2022 Futures	5.8	28,129
RBOB Gasoline March 2020 Futures	2.7	12,962
Silver March 2020 Futures	4.1	19,867
Soybean Meal March 2020 Futures	3.0	14,628
Soybean Oil March 2020 Futures	3.5	17,006
Soybeans March 2020 Futures	5.8	27,983
Sugar No. 11 March 2020 Futures	3.1	15,004
Wheat March 2020 Futures	3.2	15,255
WTI Crude March 2020 Futures	8.8	42,825
Zinc March 2020 Futures	2.7	13,078

Total Long Futures Contracts		$484,132

Total Notional Amount		$484,132

(11) The following table represents the individual positions within the total return swap as of December 31, 2019:
Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount	Referenced Commodity – Short Futures Contracts	% of Index	Notional Amount
Brent Crude March 2020 Futures	10.2%	$8,424	Aluminum February 2022 Futures	2.3%	$1,908
LME - Copper February 2022 Futures	2.3	1,913	Arabica Coffee March 2020 Futures	1.2	989
Nickel February 2020 Futures	2.3	1,889	Cocoa March 2020 Futures	1.3	1,042
RBOB Gasoline February 2020 Futures	4.4	3,646	Corn March 2020 Futures	5.9	4,813
Soybean Meal March 2020 Futures	5.9	4,858	ICE - Natural Gas February 2020 Futures	2.1	1,716
Soybeans March 2020 Futures	8.1	6,658	Lean Hogs February 2020 Futures	1.2	1,005
			New York Harbor ULSD February 2020 Futures	8.9	7,359
			NYMEX - Natural Gas February 2022 Futures	2.2	1,793
			Wheat March 2020 Futures	5.9	4,843
			Zinc February 2020 Futures	2.3	1,900
Total Long Futures Contracts		$27,388	Total Short Futures Contracts		$27,368

Cash	33.5%	$27,540
		$54,928
Total Notional Amount					$82,296
(12) The following table represents the individual positions within the total return swap as of December 31, 2019:
Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount

Brent Crude May 2020 Futures	14.2%	$10,182
Copper May 2020 Futures	9.1	6,565
Gas Oil May 2020 Futures	5.7	4,106
Gold 100 oz. April 2020 Futures	14.7	10,550
Lean Hogs April 2020 Futures	1.1	774
Live Cattle April 2020 Futures	2.1	1,529
New York Harbor ULSD May 2020 Futures	5.7	4,098
Nickel May 2020 Futures	9.3	6,679
RBOB Gasoline May 2020 Futures	7.9	5,719
Silver May 2020 Futures	4.5	3,225
Soybean Meal May 2020 Futures	6.9	4,993
Soybeans May 2020 Futures	16.8	12,062
Sugar No. 11 May 2020 Futures	2.0	1,456

Total Long Futures Contracts		$71,938
Total Notional Amount		$71,938

(13) The following table represents the individual positions within the total return swap as of December 31, 2019:
Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Aluminum March 2022 Futures	1.6%	$946
Arabica Coffee March 2020 Futures	0.4	218
Arabica Coffee May 2020 Futures	3.1	1,887
Brent Crude July 2020 Futures	0.5	312
Brent Crude March 2020 Futures	5.7	3,447
Cocoa March 2020 Futures	0.5	327

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2019 (Unaudited)

Cocoa May 2020 Futures	4.9	2,933
Copper March 2020 Futures	1.6	946
Copper May 2020 Futures	5.9	3,573
Corn March 2020 Futures	2.1	1,238
Cotton No. 02 March 2020 Futures	1.1	654
Gas Oil March 2020 Futures	0.8	509
Gas Oil May 2020 Futures	7.3	4,400
Gold 100 oz. February 2020 Futures	4.2	2,558
Gold 100 oz. June 2020 Futures	5.0	3,032
Hard Red Winter Wheat March 2020 Futures	0.2	113
Lead May 2020 Futures	0.9	525
Lean Hogs June 2020 Futures	3.5	2,095
Live Cattle June 2020 Futures	9.5	5,736
New York Harbor ULSD March 2020 Futures	4.7	2,838
New York Harbor ULSD May 2020 Futures	5.1	3,081
Nickel March 2020 Futures	2.4	1,486
NYMEX - Natural Gas March 2022 Futures	0.9	566
Platinum April 2020 Futures	3.0	1,838
RBOB Gasoline March 2020 Futures	2.5	1,516
RBOB Gasoline May 2020 Futures	5.0	2,993
Silver March 2020 Futures	5.0	2,990
Silver May 2020 Futures	6.3	3,774
Soybean Meal March 2020 Futures	0.9	567
Soybean Meal May 2020 Futures	3.1	1,887
Soybean Oil March 2020 Futures	1.3	793
Soybean Oil May 2020 Futures	3.1	1,887
Soybeans March 2020 Futures	0.7	453
Soybeans May 2020 Futures	4.5	2,721
Sugar No. 11 March 2020 Futures	0.3	164
Wheat May 2020 Futures	3.1	1,887
WTI Crude March 2020 Futures	6.5	3,911
WTI Crude May 2020 Futures	5.2	3,177
Zinc March 2020 Futures	2.5	1,487
Zinc May 2020 Futures	3.7	2,213

Total Long Futures Contracts		$77,678

Cash	(28.6)%	$(17,288)
Total Notional Amount		$60,390

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$183,666	$0	$183,666
Industrials	0	164,669	0	164,669
Specialty Finance	0	10,403	0	10,403
Utilities	0	37,941	0	37,941
U.S. Government Agencies	0	772,834	0	772,834
U.S. Treasury Obligations	0	296,446	0	296,446
Non-Agency Mortgage-Backed Securities	0	73,808	0	73,808
Asset-Backed Securities	0	147,201	0	147,201
Sovereign Issues	0	66,508	0	66,508
Commodities	0	189,858	0	189,858
Short-Term Instruments
Repurchase Agreements	0	924,591	0	924,591
Mexico Treasury Bills	0	8,471	0	8,471
U.S. Treasury Bills	0	91,825	0	91,825
	$0	$2,968,221	$0	$2,968,221
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$709,920	$0	$0	$709,920
Total Investments	$709,920	$2,968,221	$0	$3,678,141

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(235,367)	0	(235,367)
U.S. Treasury Obligations	0	(9,637)	0	(9,637)
	$0	$(245,004)	$0	$(245,004)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	18,843	845	0	19,688
Over the counter	0	50,219	0	50,219
	$18,843	$51,064	$0	$69,907

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2019 (Unaudited)

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(13,082)	(111)	0	(13,193)
Over the counter	0	(13,894)	(268)	(14,162)
	$(13,082)	$(14,005)	$(268)	$(27,355)
Total Financial Derivative Instruments	$5,761	$37,059	$(268)	$42,552
Totals	$715,681	$2,760,276	$(268)	$3,475,689

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund®	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 146.8% ¤
CORPORATE BONDS & NOTES 7.8%
BANKING & FINANCE 6.1%
Akelius Residential Property AB 3.375% due 09/23/2020	EUR	300	$345
Ally Financial, Inc.
4.250% due 04/15/2021		$100	102
8.000% due 11/01/2031		700	971
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		200	216
Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 05/24/2022 ●(e)(f)	EUR	400	481
5.875% due 09/24/2023 ●(e)(f)		400	491
Cooperatieve Rabobank UA
5.500% due 06/29/2020 ●(e)(f)		3,900	4,484
6.625% due 06/29/2021 ●(e)(f)		4,800	5,857
Corp. Andina de Fomento 3.950% due 10/15/2021 (d)	MXN	92,786	4,845
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		$7,000	7,287
Deutsche Bank AG 4.250% due 10/14/2021 (i)		28,300	29,106
Erste Group Bank AG 8.875% due 10/15/2021 ●(e)(f)	EUR	200	257
Ford Motor Credit Co. LLC 3.550% due 10/07/2022		$4,200	4,262
ING Bank NV 2.625% due 12/05/2022		7,600	7,758
International Lease Finance Corp. 8.250% due 12/15/2020		2,800	2,961
Jackson National Life Global Funding 2.500% due 06/27/2022		200	203
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	287,851	42,550
2.500% due 10/01/2047		52	8
Mitsubishi UFJ Lease & Finance Co. Ltd. 3.406% due 02/28/2022		$200	204
Navient Corp. 5.875% due 03/25/2021		300	311
New York Life Global Funding 2.250% due 07/12/2022		300	303
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		200	201
3.650% due 09/21/2021		100	102
3.875% due 09/21/2023		100	104
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050	DKK	253,390	37,446
2.500% due 10/01/2047		9	1
NTT Finance Corp. 1.900% due 07/21/2021		$200	199
Nykredit Realkredit A/S
1.000% due 10/01/2050	DKK	274,922	40,638
2.500% due 10/01/2047		36	6
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		$700	748
Realkredit Danmark A/S 2.500% due 07/01/2047	DKK	32	5
Royal Bank of Scotland Group PLC
3.497% (US0003M + 1.550%) due 06/25/2024 ~		$6,500	6,602
4.519% due 06/25/2024 ●		4,200	4,461
7.500% due 08/10/2020 ●(e)(f)		1,770	1,812
8.625% due 08/15/2021 ●(e)(f)		1,260	1,365
UniCredit SpA 7.830% due 12/04/2023		14,500	16,919
			223,611
INDUSTRIALS 0.4%
AbbVie, Inc. 2.300% due 05/14/2021		100	100
Amgen, Inc. 2.650% due 05/11/2022		200	203

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2019 (Unaudited)

Bristol-Myers Squibb Co. 3.250% due 08/15/2022	100	103
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021	200	200
2.567% due 11/02/2021	200	201
Conagra Brands, Inc. 3.800% due 10/22/2021	200	206
CVS Health Corp. 3.350% due 03/09/2021	160	163
Daimler Finance North America LLC
2.300% due 02/12/2021	150	150
2.850% due 01/06/2022	300	304
Dell International LLC 4.420% due 06/15/2021	900	926
Deutsche Telekom International Finance BV 1.950% due 09/19/2021	450	450
Discovery Communications LLC 2.950% due 03/20/2023	300	306
Energy Transfer Partners LP 5.750% due 09/01/2020	200	203
Enterprise Products Operating LLC 4.050% due 02/15/2022	200	209
General Motors Co. 2.694% (US0003M + 0.800%) due 08/07/2020 ~	280	280
IHS Markit Ltd. 5.000% due 11/01/2022	100	107
Imperial Brands Finance PLC 2.950% due 07/21/2020	400	401
Japan Tobacco, Inc. 2.000% due 04/13/2021	400	399
Komatsu Finance America, Inc. 2.437% due 09/11/2022	200	201
Kraft Heinz Foods Co. 3.375% due 06/15/2021	100	102
Microchip Technology, Inc. 3.922% due 06/01/2021	100	102
NXP BV
3.875% due 09/01/2022	200	208
4.625% due 06/01/2023	300	321
Penske Truck Leasing Co. LP 4.250% due 01/17/2023	100	105
Sabine Pass Liquefaction LLC 5.625% due 02/01/2021	800	822
salesforce.com, Inc. 3.250% due 04/11/2023	100	104
Shire Acquisitions Investments Ireland DAC 2.400% due 09/23/2021	800	805
Sprint Spectrum Co. LLC 3.360% due 03/20/2023	88	88
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023	200	210
Teva Pharmaceutical Finance LLC 2.250% due 03/18/2020	100	100
Toyota Industries Corp. 3.110% due 03/12/2022	200	204
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025	1,724	1,938
VMware, Inc. 3.900% due 08/21/2027	900	942
Volkswagen Group of America Finance LLC 4.000% due 11/12/2021	1,200	1,241
		12,404
SPECIALTY FINANCE 0.4%
CIMIC Group Ltd. 0.000% due 03/24/2020 (g)	10,000	9,908
Lloyds Banking Group PLC
3.870% due 09/02/2020 (g)	3,000	3,008
3.870% due 09/02/2021 (g)	3,000	3,019
		15,935
UTILITIES 0.9%
AT&T, Inc.
2.657% (US0003M + 0.750%) due 06/01/2021 ~(i)	8,900	8,955
2.951% (US0003M + 0.950%) due 07/15/2021 ~(i)	14,000	14,137
5.150% due 02/15/2050 (i)	4,500	5,421
5.300% due 08/15/2058	1,600	1,958
BG Energy Capital PLC 4.000% due 12/09/2020	200	204
British Transco International Finance BV 0.000% due 11/04/2021 (c)	400	384
Duke Energy Corp. 2.400% due 08/15/2022	200	202

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2019 (Unaudited)

Eversource Energy 2.900% due 10/01/2024	200	204
National Rural Utilities Cooperative Finance Corp. 2.336% (US0003M + 0.375%) due 06/30/2021 ~	150	151
Progress Energy, Inc. 3.150% due 04/01/2022	100	102
Sempra Energy 2.344% (US0003M + 0.450%) due 03/15/2021 ~	2,400	2,401
Tampa Electric Co. 2.600% due 09/15/2022	100	102
		34,221
Total Corporate Bonds & Notes (Cost $284,968)		286,171
U.S. GOVERNMENT AGENCIES 18.2%
Fannie Mae
1.779% due 03/25/2036 ●	106	105
2.237% due 02/25/2037 ●	703	716
4.500% due 05/01/2035 ●	55	57
4.605% due 05/01/2036 ●	10	10
Freddie Mac
2.010% due 01/15/2037 ●	4	4
4.141% due 01/01/2034 ●	173	184
4.575% due 06/01/2033 ●	102	106
Ginnie Mae
2.165% due 02/20/2049 ●	24,256	24,215
2.266% due 08/20/2068 ●	10,257	10,055
NCUA Guaranteed Notes
2.163% due 10/07/2020 ●	1,807	1,810
2.273% due 12/08/2020 ●	19,370	19,384
Uniform Mortgage-Backed Security, TBA
2.500% due 02/01/2050	25,700	25,385
3.000% due 02/01/2050	111,400	112,844
3.500% due 01/01/2050 - 03/01/2050	70,410	72,385
4.000% due 02/01/2050 - 03/01/2050	389,900	405,634
Total U.S. Government Agencies (Cost $672,044)		672,894
U.S. TREASURY OBLIGATIONS 94.1%
U.S. Treasury Bonds
3.000% due 05/15/2045	1,370	1,528
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2021 (i)(k)	747,608	746,098
0.125% due 01/15/2022 (k)(m)	7,538	7,535
0.125% due 01/15/2022 (k)	55,714	55,688
0.125% due 04/15/2022 (k)	140,203	140,007
0.125% due 07/15/2022 (k)	1,119	1,124
0.125% due 01/15/2023 (i)(k)	31,737	31,737
0.125% due 07/15/2026	105,138	105,495
0.250% due 01/15/2025 (m)	869	877
0.250% due 07/15/2029 (i)	22,143	22,366
0.250% due 07/15/2029	6,610	6,676
0.375% due 07/15/2025	220,273	224,805
0.375% due 01/15/2027 (i)	150,363	152,685
0.375% due 07/15/2027 (i)	43,028	43,902
0.500% due 04/15/2024	36,203	36,794
0.500% due 01/15/2028	109,374	112,234
0.625% due 07/15/2021	30,715	31,061
0.625% due 07/15/2021 (k)	799,267	808,275
0.625% due 04/15/2023 (k)	25,901	26,305
0.625% due 01/15/2024 (k)(m)	5,912	6,038
0.625% due 01/15/2026 (i)	139,085	143,379
0.625% due 02/15/2043 (m)	470	476
0.750% due 07/15/2028	27,507	28,947
0.875% due 02/15/2047	25,100	26,921
1.125% due 01/15/2021	77,974	78,699
1.375% due 02/15/2044	23,745	28,024
1.750% due 01/15/2028	89,340	100,391
2.000% due 01/15/2026	27,361	30,419
2.125% due 02/15/2040 (m)	5,215	6,821
2.125% due 02/15/2041	7,903	10,416
2.375% due 01/15/2025 (i)(m)	289,789	323,022
2.375% due 01/15/2027	9,637	11,126
2.500% due 01/15/2029	91,792	110,659
3.875% due 04/15/2029	12,760	17,030
Total U.S. Treasury Obligations (Cost $3,491,539)		3,477,560
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.6%
Adjustable Rate Mortgage Trust
4.272% due 10/25/2035 ^~	541	520
6.049% due 09/25/2035 ^~	635	618
Alliance Bancorp Trust 2.032% due 07/25/2037 ●	2,591	2,399

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2019 (Unaudited)

American Home Mortgage Assets Trust
1.982% due 05/25/2046 ^●		164	149
3.159% due 11/25/2046 ●		5,621	2,745
American Home Mortgage Investment Trust 3.407% due 09/25/2045 ●		220	222
Banc of America Funding Trust
2.345% due 05/20/2035 ^●		111	99
3.876% due 01/20/2047 ~		6,588	6,414
4.321% due 01/20/2047 ^~		162	158
4.366% due 05/20/2036 ^~		241	241
4.675% due 05/25/2035 ~		25	26
Banc of America Mortgage Trust
3.900% due 11/25/2035 ^~		272	269
4.044% due 12/25/2034 ~		315	324
4.103% due 01/25/2035 ~		8	9
4.336% due 07/25/2035 ^~		392	387
Bancorp Commercial Mortgage Trust 2.815% due 09/15/2036 ●		6,161	6,169
BCAP LLC Trust
1.962% due 01/25/2037 ^●		963	928
3.977% due 04/26/2036 ~		1,532	1,325
Bear Stearns Adjustable Rate Mortgage Trust
4.043% due 03/25/2035 ~		5	5
4.065% due 02/25/2036 ^~		234	230
4.238% due 07/25/2036 ^~		687	664
4.681% due 10/25/2035 ~		545	556
4.968% due 05/25/2033 ~		20	20
5.375% due 07/25/2034 ~		74	75
Bear Stearns ALT-A Trust
1.952% due 02/25/2034 ●		532	515
3.862% due 09/25/2047 ^~		3,972	3,199
4.103% due 09/25/2035 ^~		256	213
4.452% due 09/25/2034 ~		301	307
Chase Mortgage Finance Trust
3.690% due 12/25/2035 ^~		693	661
4.040% due 09/25/2036 ^~		718	675
4.172% due 03/25/2037 ^~		955	959
5.500% due 12/25/2022 ^		1,032	693
CIM Trust 2.792% due 02/25/2049 ●		1,679	1,678
Citigroup Mortgage Loan Trust
3.258% due 04/25/2066 ~		963	967
4.140% due 03/25/2036 ^●		61	62
4.810% due 05/25/2035 ●		154	157
Citigroup Mortgage Loan Trust, Inc.
3.561% due 12/25/2035 ^~		319	234
4.200% due 09/25/2035 ●		80	79
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037 ^		277	272
Civic Mortgage LLC 4.349% due 11/25/2022 þ		1,227	1,228
Countrywide Alternative Loan Trust
1.902% due 06/25/2046 ●		216	213
1.945% due 02/20/2047 ^●		4,320	3,439
1.960% due 12/20/2046 ^●		335	294
1.972% due 05/25/2047 ●		1,529	1,466
2.002% due 07/25/2046 ●		122	117
3.239% due 12/25/2035 ●		386	353
3.601% due 11/25/2035 ^~		291	280
5.000% due 07/25/2035		1,533	1,323
5.500% due 07/25/2035		189	177
5.750% due 03/25/2037 ^●		284	242
6.000% due 03/25/2037 ^		271	188
6.500% due 08/25/2032		173	178
Countrywide Home Loan Mortgage Pass-Through Trust
2.432% due 03/25/2035 ●		43	42
3.468% due 10/20/2035 ~		130	117
3.794% due 09/25/2047 ^~		468	450
4.130% due 11/20/2034 ~		32	32
4.177% due 04/20/2035 ~		197	199
5.500% due 11/25/2035 ^		108	98
5.500% due 04/25/2038		352	362
6.000% due 04/25/2036		497	399
Credit Suisse Mortgage Capital Certificates
1.942% due 09/29/2036 ●		4,829	4,692
3.830% due 08/26/2058		475	479
5.938% due 10/26/2036 ~		650	623
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		2,213	1,961
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.500% due 12/25/2035 ^		352	340
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 1.892% due 10/25/2036 ^●		99	76
Eurosail PLC 1.082% due 10/17/2040 ●	EUR	3,126	3,522

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2019 (Unaudited)

First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037 ^		$159	113
First Horizon Mortgage Pass-Through Trust 4.760% due 10/25/2035 ~		103	104
Great Hall Mortgages PLC
0.924% due 03/18/2039 ●	GBP	300	391
0.944% due 06/18/2038 ●		234	305
GS Mortgage Securities Trust 5.162% due 12/10/2043 ~		$5,000	5,107
GSR Mortgage Loan Trust
3.809% due 11/25/2035 ^~		226	184
4.217% due 11/25/2035 ^~		1,236	1,209
4.655% due 11/25/2035 ~		357	360
HarborView Mortgage Loan Trust
1.944% due 07/19/2046 ^●		5,135	3,534
1.954% due 09/19/2037 ●		91	89
2.204% due 05/19/2035 ●		571	554
2.264% due 01/19/2036 ●		1,565	1,248
4.446% due 08/19/2036 ^~		175	168
Hawksmoor Mortgages 1.761% due 05/25/2053 ●	GBP	19,454	25,833
HomeBanc Mortgage Trust
1.972% due 12/25/2036 ●		$194	193
3.587% due 04/25/2037 ^~		103	99
IndyMac Mortgage Loan Trust
1.972% due 07/25/2047 ●		1,953	1,665
1.982% due 09/25/2046 ●		3,743	3,597
2.072% due 07/25/2035 ●		295	268
3.794% due 09/25/2035 ^~		263	247
4.005% due 06/25/2035 ^~		167	160
4.193% due 10/25/2034 ~		353	366
JPMorgan Alternative Loan Trust 2.022% due 12/25/2036 ●		1,424	1,368
JPMorgan Chase Commercial Mortgage Securities Trust 3.190% due 12/15/2031 ●		1,000	1,000
JPMorgan Mortgage Trust
3.717% due 07/27/2037 ~		348	354
3.972% due 11/25/2035 ^~		226	212
4.020% due 06/25/2036 ^~		782	710
4.039% due 06/25/2035 ~		88	89
4.106% due 07/25/2035 ~		71	72
4.174% due 08/25/2036 ^~		159	148
4.431% due 06/25/2035 ~		254	256
4.459% due 07/25/2035 ~		101	102
4.920% due 07/25/2034 ~		47	49
Luminent Mortgage Trust 1.992% due 10/25/2046 ●		720	701
MASTR Adjustable Rate Mortgages Trust 2.032% due 05/25/2037 ●		353	220
Merrill Lynch Alternative Note Asset Trust
2.092% due 03/25/2037 ●		771	320
4.137% due 06/25/2037 ^~		385	290
Merrill Lynch Mortgage Investors Trust
3.297% due 05/25/2034 ~		130	123
3.861% due 12/25/2035 ~		98	90
4.173% due 05/25/2036 ~		61	61
4.310% due 06/25/2035 ~		310	314
4.330% due 09/25/2035 ^~		143	134
Merrill Lynch Mortgage-Backed Securities Trust 4.248% due 04/25/2037 ^~		1,137	1,146
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,267	1,268
4.500% due 05/25/2058 ~		156	165
Residential Accredit Loans, Inc. Trust
2.092% due 08/25/2035 ●		864	780
3.977% due 08/25/2035 ^~		476	276
5.471% due 02/25/2036 ^~		302	270
Residential Asset Securitization Trust
2.192% due 05/25/2035 ●		1,151	959
5.000% due 05/25/2020		6	6
6.250% due 10/25/2036 ^		595	597
6.500% due 09/25/2036 ^		772	521
6.500% due 06/25/2037		11,821	4,942
Residential Funding Mortgage Securities, Inc. Trust
4.337% due 09/25/2035 ^~		1,301	1,078
4.455% due 06/25/2035 ~		150	153
6.000% due 06/25/2037 ^		807	790
6.500% due 03/25/2032		237	246
Sequoia Mortgage Trust
2.114% due 10/19/2026 ●		21	21
3.278% due 01/20/2047 ^~		533	432
Silverstone Master Issuer PLC
1.460% due 01/21/2070 ●	GBP	3,395	4,525
2.536% due 01/21/2070 ●		$549	549
Structured Adjustable Rate Mortgage Loan Trust
2.112% due 10/25/2035 ●		811	791

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2019 (Unaudited)

4.239% due 02/25/2036 ^~		281	218
Structured Asset Mortgage Investments Trust
1.982% due 06/25/2036 ●		330	333
2.002% due 04/25/2036 ●		23	24
2.012% due 05/25/2046 ●		3,569	1,968
2.014% due 07/19/2035 ●		1,005	1,002
Towd Point Mortgage Funding PLC 1.820% due 10/20/2051 ●	GBP	19,201	25,582
Vornado DP LLC Trust 4.004% due 09/13/2028		$4,000	4,015
Wachovia Mortgage Loan Trust LLC 4.229% due 08/20/2035 ^~		363	347
WaMu Mortgage Pass-Through Certificates Trust
2.627% due 11/25/2046 ●		807	813
2.979% due 01/25/2047 ^●		2,035	1,990
3.137% due 12/25/2046 ●		1,010	1,017
3.219% due 06/25/2046 ●		152	153
3.239% due 08/25/2046 ●		463	437
3.439% due 11/25/2042 ●		131	129
3.709% due 09/25/2036 ^~		1,161	1,126
3.837% due 08/25/2036 ^~		115	109
4.000% due 02/25/2037 ^~		169	162
4.400% due 09/25/2033 ~		103	105
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035		186	175
Wells Fargo Mortgage-Backed Securities Trust
4.638% due 10/25/2036 ~		9	8
5.220% due 04/25/2036 ~		610	601
Total Non-Agency Mortgage-Backed Securities (Cost $165,595)			170,349
ASSET-BACKED SECURITIES 7.1%
ACE Securities Corp. Home Equity Loan Trust 1.852% due 10/25/2036 ●		24	13
Argent Securities Trust
1.942% due 07/25/2036 ●		5,967	5,188
1.952% due 05/25/2036 ●		2,785	1,035
Asset-Backed Securities Corp. Home Equity Loan Trust 2.737% due 09/25/2034 ●		1,026	1,031
B&M CLO Ltd. 2.731% due 04/16/2026 ●		1,130	1,130
Babson Euro CLO BV 0.418% due 10/25/2029 ●	EUR	800	896
Barings Euro CLO BV
0.680% due 07/27/2030 ●		2,000	2,240
1.050% due 07/27/2030		300	337
CIFC Funding Ltd. 2.800% due 10/25/2027 ●		$5,650	5,639
CIT Mortgage Loan Trust
3.142% due 10/25/2037 ●		1,835	1,855
3.292% due 10/25/2037 ●		4,400	4,469
Citigroup Mortgage Loan Trust
1.872% due 01/25/2037 ●		58	44
2.022% due 12/25/2036 ●		1,260	997
Citigroup Mortgage Loan Trust, Inc. 2.122% due 10/25/2036 ●		7,400	7,167
Countrywide Asset-Backed Certificates
1.932% due 07/25/2037 ●		3,229	2,933
1.992% due 09/25/2037 ●		2,646	2,279
2.042% due 03/25/2037 ●		5,700	5,424
2.082% due 08/25/2036 ●		895	896
3.796% due 04/25/2036 ~		4	4
Countrywide Asset-Backed Certificates Trust 1.942% due 02/25/2037 ●		13	13
Crown Point CLO Ltd. 2.942% due 07/17/2028 ●		4,400	4,380
CVP Cascade CLO Ltd. 3.151% due 01/16/2026 ●		870	870
Dorchester Park CLO DAC 2.866% due 04/20/2028 ●		3,400	3,399
Dryden Senior Loan Fund 2.886% due 10/15/2027 ●		10,600	10,585
Elm Park CLO DAC 0.620% due 04/16/2029 ●	EUR	720	806
Evans Grove CLO Ltd. 2.834% due 05/28/2028 ●		$8,000	7,950
Figueroa CLO Ltd. 2.758% due 06/20/2027 ●		4,115	4,114
Fremont Home Loan Trust 1.927% due 10/25/2036 ●		751	705
GSAA Home Equity Trust 2.092% due 03/25/2037 ●		707	422
GSAMP Trust
2.162% due 03/25/2047 ●		2,500	2,194
2.767% due 03/25/2035 ^●		1,855	1,684

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2019 (Unaudited)

Halcyon Loan Advisors Funding Ltd. 2.886% due 04/20/2027 ●		1,872	1,872
Home Equity Asset Trust
2.242% due 02/25/2036 ●		3,700	3,624
2.587% due 07/25/2034 ●		445	445
Home Equity Mortgage Loan Asset-Backed Trust 2.012% due 04/25/2037 ●		2,452	1,924
HSI Asset Securitization Corp. Trust 2.062% due 02/25/2036 ●		2,381	2,370
ICG U.S. CLO Ltd. 2.851% due 01/16/2028 ●		4,380	4,365
IndyMac Mortgage Loan Trust 1.862% due 07/25/2036 ●		4,840	2,147
Jamestown CLO Ltd. 2.871% due 01/15/2028 ●		17,800	17,782
JMP Credit Advisors CLO Ltd. 2.852% due 01/17/2028 ●		3,470	3,457
JPMorgan Mortgage Acquisition Trust 2.002% due 10/25/2036 ●		360	352
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		276	279
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		3,117	2,464
Lehman XS Trust
1.952% due 05/25/2036 ●		2,230	2,317
4.833% due 06/25/2036 þ		4,595	4,745
LoanCore Issuer Ltd. 2.870% due 05/15/2036 ●		7,600	7,601
Loomis Sayles CLO Ltd. 2.901% due 04/15/2028 ●		4,710	4,688
Man GLG Euro CLO DAC 0.870% due 01/15/2030 ●	EUR	2,200	2,459
Marlette Funding Trust 2.690% due 09/17/2029		$1,577	1,583
MASTR Asset-Backed Securities Trust 1.942% due 10/25/2036 ●		1,787	832
Monarch Grove CLO 2.820% due 01/25/2028 ●		7,850	7,828
Morgan Stanley ABS Capital, Inc. Trust
1.852% due 05/25/2037 ●		588	537
2.497% due 07/25/2035 ●		154	154
Morgan Stanley Mortgage Loan Trust
2.152% due 04/25/2037 ●		775	360
5.910% due 11/25/2036 þ		1,726	742
Mountain View CLO Ltd. 2.801% due 10/15/2026 ●		4,004	4,002
Neuberger Berman CLO Ltd. 2.801% due 07/15/2027 ●		490	489
New Century Home Equity Loan Trust 2.557% due 02/25/2035 ●		2,127	2,109
NovaStar Mortgage Funding Trust 2.497% due 01/25/2036 ●		5,264	5,216
OCP CLO Ltd. 2.801% due 07/15/2027 ●		544	544
Octagon Investment Partners Ltd. 2.851% due 07/15/2027 ●		1,780	1,778
Palmer Square Loan Funding Ltd.
2.651% due 07/15/2026 ●		5,247	5,241
2.936% due 04/20/2027 ●		223	223
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.482% due 05/25/2035 ●		614	617
2.542% due 07/25/2035 ●		19	19
2.767% due 10/25/2034 ●		607	610
2.782% due 09/25/2034 ●		443	445
Popular ABS Mortgage Pass-Through Trust 2.222% due 06/25/2035 ●		476	477
Renaissance Home Equity Loan Trust 2.892% due 09/25/2037 ●		15,683	8,542
Residential Asset Securities Corp. Trust 2.032% due 08/25/2036 ●		800	628
Securitized Asset-Backed Receivables LLC Trust 2.042% due 05/25/2036 ●		5,227	3,316
Sound Point CLO Ltd. 3.084% due 01/23/2029 ●		400	400
Soundview Home Loan Trust 1.852% due 11/25/2036 ●		510	211
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036		11,578	11,624
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		799	799
Starwood Commercial Mortgage Trust 2.820% due 07/15/2038 ●		800	800
Structured Asset Investment Loan Trust 2.512% due 04/25/2033 ●		1,597	1,572
Symphony CLO Ltd.
2.881% due 04/15/2028 ●		1,630	1,627

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2019 (Unaudited)

2.951% due 07/14/2026 ●		2,700	2,702
Telos CLO Ltd. 2.952% due 04/17/2028 ●		4,280	4,274
THL Credit Wind River CLO Ltd.
2.856% due 10/15/2027 ●		400	400
2.881% due 01/15/2026 ●		3,661	3,662
TICP CLO Ltd.
2.766% due 07/20/2027 ●		2,727	2,725
2.806% due 04/20/2028 ●		3,900	3,894
Towd Point Mortgage Trust 2.792% due 05/25/2058 ●		1,859	1,870
Tralee CLO Ltd. 2.996% due 10/20/2027 ●		3,700	3,701
Venture CDO Ltd. 2.881% due 04/15/2027 ●		3,870	3,854
Venture CLO Ltd.
2.714% due 02/28/2026 ●		13,250	13,228
2.881% due 07/15/2027 ●		3,070	3,066
Vericrest Opportunity Loan Transferee LLC 3.125% due 09/25/2047 þ		3,773	3,786
Wells Fargo Home Equity Asset-Backed Securities Trust 4.192% due 12/25/2034 ●		1,460	1,488
WhiteHorse Ltd. 2.932% due 04/17/2027 ●		6,075	6,073
Total Asset-Backed Securities (Cost $258,728)			261,638
SOVEREIGN ISSUES 12.7%
Argentina Government International Bond
4.000% due 03/06/2020 (d)	ARS	10,632	106
15.500% due 10/17/2026		21,780	101
42.836% (BADLARPP + 2.000%) due 04/03/2022 ~		40,847	362
45.399% (BADLARPP + 3.250%) due 03/01/2020 ~		1,000	11
56.589% (ARLLMONP) due 06/21/2020 ~(a)		310,871	2,811
59.928% (BADLARPP) due 10/04/2022 ~(a)		1,800	32
Australia Government International Bond
1.250% due 02/21/2022 (d)	AUD	31,318	22,722
3.000% due 09/20/2025 (d)		33,606	27,840
Autonomous City of Buenos Aires Argentina 51.313% (BADLARPP + 5.000%) due 01/23/2022 ~(a)	ARS	22,700	284
Autonomous Community of Catalonia 4.950% due 02/11/2020	EUR	9,300	10,489
Autonomous Community of Valencia 4.900% due 03/17/2020		5,800	6,572
Brazil Letras do Tesouro Nacional 0.000% due 07/01/2020 (c)	BRL	18,823	4,584
Canada Government Real Return Bond 4.250% due 12/01/2026 (d)(i)	CAD	17,420	17,035
France Government International Bond 2.100% due 07/25/2023 (d)(i)	EUR	41,466	52,192
Japan Government International Bond
0.100% due 03/10/2028 (d)	JPY	3,357,020	31,792
0.100% due 03/10/2029 (d)		2,966,081	28,090
Mexico Government International Bond 4.500% due 11/22/2035 (d)	MXN	376,044	22,549
New Zealand Government International Bond
2.000% due 09/20/2025 (d)	NZD	75,510	55,542
2.500% due 09/20/2035 (d)		4,160	3,506
Peru Government International Bond 5.940% due 02/12/2029	PEN	15,900	5,414
Qatar Government International Bond 3.875% due 04/23/2023		$6,300	6,660
United Kingdom Gilt
0.125% due 03/22/2026 (d)	GBP	4,230	6,529
0.125% due 08/10/2028 (d)		32,510	53,452
1.250% due 11/22/2027 (d)(i)		64,210	112,235
Total Sovereign Issues (Cost $496,343)			470,910
		SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 ●(e)(f)		1,600,000	1,810
8.875% due 04/14/2021 ●(e)(f)		400,000	493
Banco Santander S.A.
5.250% due 09/29/2023 ●(e)(f)		200,000	240
6.250% due 09/11/2021 ●(e)(f)		800,000	957
Bank of America Corp. 5.875% due 03/15/2028 ●(e)		3,840,000	4,261

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2019 (Unaudited)

Total Preferred Securities (Cost $7,399)	7,761

SHORT-TERM INSTRUMENTS 2.1%
REPURCHASE AGREEMENTS (h) 1.3%	49,065

		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
41.333% due 04/03/2020 «~	ARS	33,160	454
47.840% due 05/13/2020 (b)(c)		14,080	190
			644

U.S. TREASURY BILLS 0.8%
1.617% due 01/02/2020 - 02/27/2020 (b)(c)(m)		$30,416	30,355
Total Short-Term Instruments (Cost $80,221)			80,064
Total Investments in Securities (Cost $5,456,837)			5,427,347
		SHARES
INVESTMENTS IN AFFILIATES 3.8%
SHORT-TERM INSTRUMENTS 3.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.8%
PIMCO Short-Term Floating NAV Portfolio III		14,096,310	139,455
Total Short-Term Instruments (Cost $139,441)			139,455
Total Investments in Affiliates (Cost $139,441)			139,455
Total Investments 150.6% (Cost $5,596,278)			$5,566,802
Financial Derivative Instruments (j)(l) 0.7%(Cost or Premiums, net $(27,180))			27,770
Other Assets and Liabilities, net (51.3)%			(1,897,452)
Net Assets 100.0%			$3,697,120

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2019 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CIMIC Group Ltd.	0.000%	03/24/2020	09/27/2019	$9,903	$9,908	0.27%
Lloyds Banking Group PLC	3.870	09/02/2021	05/22/2018	3,000	3,019	0.08
Lloyds Banking Group PLC	3.870	09/02/2020	05/22/2018	3,000	3,008	0.08
				$15,903	$15,935	0.43%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$2,165	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(2,212)	$2,165	$2,165
NOM	1.500	12/31/2019	01/02/2020	46,900	U.S. Treasury Bonds 3.625% due 02/15/2044	(47,535)	46,900	46,904
Total Repurchase Agreements						$(49,747)	$49,065	$49,069

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	1.870%	11/12/2019	02/10/2020		$(322,505)	$(323,359)
BSN	1.790	11/01/2019	01/10/2020		(73,337)	(73,563)
	1.790	11/04/2019	01/13/2020		(188,765)	(189,319)
	1.820	12/17/2019	01/23/2020		(23,544)	(23,563)
CEW	(0.420)	11/25/2019	01/24/2020	EUR	(47,063)	(52,767)
CIB	1.880	11/06/2019	01/06/2020		$(110,875)	(111,205)
	1.880	11/12/2019	01/06/2020		(113,553)	(113,855)
	2.000	12/06/2019	01/06/2020		(16,593)	(16,618)
FOB	2.150	12/09/2019	01/06/2020		(54,884)	(54,963)
GRE	1.890	11/08/2019	02/07/2020		(14,993)	(15,036)
	2.000	12/10/2019	02/04/2020		(7,551)	(7,561)
IND	1.840	12/18/2019	03/18/2020		(49,813)	(49,851)
	1.870	12/27/2019	02/04/2020		(281)	(281)
	1.950	12/10/2019	01/16/2020		(10,787)	(10,801)
RCY	1.870	12/16/2019	02/26/2020		(13,176)	(13,188)
	1.910	12/10/2019	01/16/2020		(7,207)	(7,216)
UBS	0.980	10/14/2019	02/12/2020	GBP	(74,577)	(98,992)
Total Reverse Repurchase Agreements						$(1,162,138)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2019 (Unaudited)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date		Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	2.100%	12/16/2019	01/27/2020		$(5,050)	$(5,055)
RBC	1.790	12/06/2019	01/10/2020	CAD	(22,221)	(16,883)
Total Sale-Buyback Transactions						$(21,938)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)
U.S. Government Agencies (0.1)%
Uniform Mortgage-Backed Security, TBA	3.500%	01/01/2050	$2,000	$(2,052)	$(2,056)
U.S. Treasury Obligations (2.0)%
U.S. Treasury Inflation Protected Securities	0.125	04/15/2020	74,614	(74,554)	(74,545)
Total Short Sales (2.1)%				$(76,606)	$(76,601)

(i)	Securities with an aggregate market value of $1,193,125 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(1,118,869) at a weighted average interest rate of 2.036%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Payable for sale-buyback transactions includes $(14) of deferred price drop.
(4)	Payable for short sales includes $20 of accrued interest.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:
COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT Soybean March 2020 Futures	$840.000	02/21/2020	24	$1	$14	$0
Put - CBOT Soybean March 2020 Futures	860.000	02/21/2020	24	1	18	1
Call - CBOT Soybean March 2020 Futures	980.000	02/21/2020	48	2	28	28
Put - NYMEX Crude February 2020 Futures	55.000	01/15/2020	16	16	17	3
Call - NYMEX Crude June 2020 Futures	58.500	05/14/2020	25	25	157	107
Put - NYMEX Crude June 2020 Futures	58.500	05/14/2020	25	25	157	84
Call - NYMEX Crude June 2020 Futures	59.000	05/14/2020	50	50	306	200
Put - NYMEX Crude June 2020 Futures	59.000	05/14/2020	50	50	317	178
Call - NYMEX Crude June 2020 Futures	59.500	05/14/2020	25	25	152	93
Put - NYMEX Crude June 2020 Futures	59.500	05/14/2020	25	25	152	94
Call - NYMEX Crude June 2020 Futures	60.500	05/14/2020	25	25	144	79
Put - NYMEX Crude June 2020 Futures	60.500	05/14/2020	25	25	144	106
Call - NYMEX Crude June 2020 Futures	62.000	05/14/2020	25	25	143	62
Put - NYMEX Crude June 2020 Futures	62.000	05/14/2020	25	25	131	125
Call - NYMEX Natural Gas March 2020 Futures	3.000	02/25/2020	66	660	128	9
					$2,008	$1,169

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note March 2020 Futures	$104.500	02/21/2020	23	$46	$0	$0
Put - CBOT U.S. Treasury 2-Year Note March 2020 Futures	104.875	02/21/2020	153	306	1	0
Put - CBOT U.S. Treasury 2-Year Note March 2020 Futures	105.625	02/21/2020	4	8	0	0
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	112.250	02/21/2020	8	8	0	0
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	112.500	02/21/2020	57	57	1	0
Call - CBOT U.S. Treasury 5-Year Note March 2020 Futures	126.000	02/21/2020	312	312	3	1
Call - CBOT U.S. Treasury 5-Year Note March 2020 Futures	128.000	02/21/2020	625	625	5	1
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	137.500	02/21/2020	27	27	0	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	138.000	02/21/2020	280	280	2	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	143.500	02/21/2020	40	40	0	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	145.500	02/21/2020	67	67	1	0
Call - CBOT U.S. Treasury 30-Year Bond March 2020 Futures	180.000	02/21/2020	119	119	1	0
Call - CBOT U.S. Treasury 30-Year Bond March 2020 Futures	181.000	02/21/2020	106	106	1	0
Call - CBOT U.S. Treasury 30-Year Bond March 2020 Futures	192.000	02/21/2020	164	164	1	0
Call - CBOT U.S. Treasury 30-Year Bond March 2020 Futures	193.000	02/21/2020	2	2	0	0
Call - CBOT U.S. Treasury 30-Year Bond March 2020 Futures	195.000	02/21/2020	978	978	9	1
Call - CBOT U.S. Treasury 30-Year Bond March 2020 Futures	197.000	02/21/2020	380	380	3	1
Put - CBOT U.S. Treasury Ultra Long-Term Bond March 2020 Futures	110.000	02/21/2020	110	110	1	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond March 2020 Futures	115.000	02/21/2020	182	182	2	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond March 2020 Futures	120.000	02/21/2020	63	63	1	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond March 2020 Futures	125.000	02/21/2020	544	544	5	1

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2019 (Unaudited)

Put - CBOT U.S. Treasury Ultra Long-Term Bond March 2020 Futures	126.000	02/21/2020	6	6	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond March 2020 Futures	130.000	02/21/2020	40	40	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond March 2020 Futures	132.000	02/21/2020	1	1	0	0
					$37	$5
Total Purchased Options					$2,045	$1,174

WRITTEN OPTIONS:
COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CMX Gold December 2021 Futures	$4,000.000	11/23/2021	24	$2	$(23)	$(12)
Call - CMX Gold June 2021 Futures	3,500.000	05/25/2021	24	2	(22)	(10)
Put - ICE Natural Gas February 2020 Futures	40.000	01/27/2020	380	11,020	(262)	(1,378)
Call - NYMEX Crude February 2020 Futures	61.000	01/15/2020	72	72	(75)	(89)
Call - NYMEX Crude February 2020 Futures	61.500	01/15/2020	96	96	(91)	(93)
Call - NYMEX Crude February 2020 Futures	62.000	01/15/2020	60	60	(57)	(44)
Call - NYMEX Crude February 2020 Futures	62.500	01/15/2020	24	24	(20)	(13)
Call - NYMEX Crude March 2020 Futures	62.000	02/14/2020	60	60	(58)	(91)
Call - NYMEX Crude March 2020 Futures	62.500	02/14/2020	36	36	(31)	(47)
Call - NYMEX Crude March 2020 Futures	63.000	02/14/2020	60	60	(58)	(66)
Call - NYMEX Crude March 2020 Futures	64.500	02/14/2020	36	36	(27)	(23)
Put - NYMEX Natural Gas Calendar Spread March 2020 Futures	0.200	03/26/2020	39	390	(13)	(22)
Put - NYMEX Natural Gas February 2020 Futures	2.150	01/28/2020	23	230	(16)	(20)
Put - NYMEX Natural Gas March 2020 Futures	1.950	02/25/2020	60	600	(34)	(29)
Put - NYMEX Natural Gas March 2020 Futures	2.000	02/25/2020	48	480	(34)	(31)
Put - NYMEX Natural Gas March 2020 Futures	2.050	02/25/2020	48	480	(36)	(40)
Call - NYMEX Natural Gas March 2020 Futures	2.450	02/25/2020	24	240	(16)	(13)
Call - NYMEX Natural Gas March 2020 Futures	2.500	02/25/2020	36	360	(25)	(16)
Call - NYMEX Natural Gas March 2020 Futures	4.000	02/25/2020	132	1,320	(120)	(6)
Total Written Options					$(1,018)	$(2,043)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS

					Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum March Futures	03/2020	15	$679	$15	$15	$0
Brent (ICE) Dubai April Futures	04/2020	2	3	(2)	0	0
Brent (ICE) Dubai August Futures	08/2020	2	4	(1)	0	0
Brent (ICE) Dubai December Futures	12/2020	2	4	(1)	0	0
Brent (ICE) Dubai February Futures	02/2020	2	2	(3)	1	0
Brent (ICE) Dubai January Futures	01/2020	2	2	(3)	1	0
Brent (ICE) Dubai July Futures	07/2020	2	4	(1)	0	0
Brent (ICE) Dubai June Futures	06/2020	2	3	(2)	0	0
Brent (ICE) Dubai March Futures	03/2020	2	3	(2)	0	0
Brent (ICE) Dubai May Futures	05/2020	2	3	(2)	0	0
Brent (ICE) Dubai November Futures	11/2020	2	4	(1)	0	0
Brent (ICE) Dubai October Futures	10/2020	2	4	(1)	0	0
Brent (ICE) Dubai September Futures	09/2020	2	4	(1)	0	0
Brent 1st Line April Futures	04/2020	12	0	(1)	0	0
Brent 1st Line April Futures	04/2020	12	0	6	0	0
Brent 1st Line August Futures	08/2020	12	(2)	5	1	0
Brent 1st Line December Futures	12/2020	12	(2)	5	0	0
Brent 1st Line February Futures	02/2020	12	3	1	0	(1)
Brent 1st Line July Futures	07/2020	12	(2)	5	1	0
Brent 1st Line June Futures	06/2020	12	0	6	0	0
Brent 1st Line March Futures	03/2020	12	0	(1)	0	0
Brent 1st Line May Futures	05/2020	12	1	7	0	(1)
Brent 1st Line November Futures	11/2020	12	(2)	5	0	0
Brent 1st Line October Futures	10/2020	12	(2)	5	0	0
Brent 1st Line September Futures	09/2020	12	(2)	5	1	0
Brent 1st Line vs. Dubai 1st Line April Futures	04/2020	14	21	(1)	2	0
Brent 1st Line vs. Dubai 1st Line August Futures	08/2020	2	4	(3)	0	0
Brent 1st Line vs. Dubai 1st Line December Futures	12/2020	2	4	(2)	0	0
Brent 1st Line vs. Dubai 1st Line February Futures	02/2020	14	15	(6)	2	0
Brent 1st Line vs. Dubai 1st Line January Futures	01/2020	2	2	(5)	1	0
Brent 1st Line vs. Dubai 1st Line July Futures	07/2020	2	4	(3)	0	0
Brent 1st Line vs. Dubai 1st Line June Futures	06/2020	2	3	(3)	0	0
Brent 1st Line vs. Dubai 1st Line March Futures	03/2020	14	18	(3)	2	0
Brent 1st Line vs. Dubai 1st Line May Futures	05/2020	2	3	(3)	0	0
Brent 1st Line vs. Dubai 1st Line November Futures	11/2020	2	4	(2)	0	0
Brent 1st Line vs. Dubai 1st Line October Futures	10/2020	2	4	(2)	0	0
Brent 1st Line vs. Dubai 1st Line September Futures	09/2020	2	4	(2)	0	0
Brent Crude December Futures	10/2020	190	11,632	510	0	(127)
Brent Crude December Futures	10/2021	341	19,816	268	0	(177)
Brent Crude July Futures	05/2020	145	9,202	555	0	(103)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2019 (Unaudited)

Call Options Strike @ EUR 114.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	6,989	39	(4)	0	0
Call Options Strike @ EUR 138.750 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	71	0	0	0	0
Call Options Strike @ EUR 139.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	137	1	0	0	0
Call Options Strike @ EUR 139.250 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	5	0	0	0	0
Call Options Strike @ EUR 139.500 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	512	3	0	0	0
Call Options Strike @ EUR 140.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	228	1	0	0	0
Call Options Strike @ EUR 162.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	139	2	0	0	0
Call Options Strike @ EUR 167.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	213	2	0	0	0
Call Options Strike @ EUR 190.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	118	1	0	0	0
Call Options Strike @ GBP 162.000 United Kingdom Gilt March 2020 Futures (1)	02/2020	787	0	(11)	0	0
Chicago Ethanol (Platts) August Futures	08/2020	7	421	(3)	0	(5)
Chicago Ethanol (Platts) February Futures	02/2020	101	5,918	(52)	0	(74)
Chicago Ethanol (Platts) January Futures	01/2020	14	800	(28)	0	(12)
Chicago Ethanol (Platts) July Futures	07/2020	7	422	(3)	0	(5)
Chicago Ethanol (Platts) March Futures	03/2020	55	3,257	41	0	(40)
Chicago Ethanol (Platts) September Futures	09/2020	7	420	(4)	0	(5)
Cocoa March Futures	03/2020	65	1,651	(21)	50	0
Cocoa May Futures	05/2020	298	7,572	104	215	0
Copper March Futures	03/2020	60	9,263	434	437	(3)
Copper May Futures	05/2020	65	4,562	(18)	0	(58)
Corn December Futures	12/2020	205	4,126	(33)	0	(5)
Corn March Futures	03/2020	475	9,209	(1)	0	(12)
Cotton No. 2 March Futures	03/2020	139	4,799	202	0	(35)
Euro-BTP Italy Government Bond March Futures	03/2020	1,611	203,168	100	0	(108)
Euro-Bund 10-Year Bond March Futures	03/2020	1,376	263,144	(4,171)	0	(1,729)
Gas Oil May Futures	05/2020	121	7,281	335	0	(106)
Gold 100 oz. December Futures	12/2021	1	158	3	1	0
Gold 100 oz. June Futures	06/2021	1	156	3	1	0
Hard Red Winter Wheat March Futures	03/2020	11	267	12	3	0
Hard Red Winter Wheat May Futures	05/2020	69	1,705	165	18	0
Lead May Futures	05/2020	148	7,144	(316)	46	(362)
LLS (Argus) vs. WTI Spread Calendar Swap April Futures	04/2020	1	3	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures	08/2020	1	3	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures	12/2020	1	3	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap February Futures	02/2020	1	3	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap January Futures	01/2020	1	4	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures	07/2020	1	3	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap June Futures	06/2020	1	3	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap March Futures	03/2020	1	3	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap May Futures	05/2020	1	3	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures	11/2020	1	3	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures	10/2020	1	3	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures	09/2020	1	3	(1)	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap January Futures	01/2020	5	92	(18)	0	(3)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap March Futures	03/2020	5	92	(17)	0	(2)
Natural Gas April Futures	03/2020	6	129	(1)	0	0
Natural Gas April Futures	03/2021	53	1,214	(4)	6	0
Natural Gas December Futures	11/2021	1	15	0	0	(1)
Natural Gas February Futures	01/2020	10	219	(4)	0	0
Natural Gas February Futures	01/2022	1	14	0	0	0
Natural Gas January Futures	12/2021	1	15	0	0	0
Natural Gas March Futures	02/2022	1	15	0	0	0
Natural Gas May Futures	04/2021	20	453	3	2	0
Natural Gas November Futures	10/2021	1	14	(1)	0	(1)
Natural Gas October Futures	09/2020	19	446	(20)	1	0
Natural Gas October Futures	09/2021	1	14	(1)	0	(1)
New York Harbor May Future	04/2020	86	7,167	405	0	(74)
Nickel March Futures	03/2020	121	10,182	258	299	(41)
Nickel May Futures	05/2020	31	2,617	(288)	12	(300)
Platinum April Futures	04/2020	68	3,325	137	42	0
Propane February Futures	02/2020	5	94	(16)	0	(3)
Put Options Strike @ EUR 157.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	1,375	15	(1)	0	0
Put Options Strike @ EUR 158.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	1	0	0	0	0
Put Options Strike @ EUR 159.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	28	0	0	0	0
Put Options Strike @ EUR 160.500 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	185	2	0	0	0
RBOB Gasoline March Futures	02/2020	150	10,729	96	0	(207)
RBOB Gasoline May Futures	04/2020	61	4,818	53	0	(77)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2019 (Unaudited)

Silver March Futures	03/2020	15	1,344	54	0	(6)
Soybean Meal March Futures	03/2020	26	792	12	6	0
Soybean Oil March Futures	03/2020	105	2,191	212	0	(43)
U.S. Treasury 2-Year Note March Futures	03/2020	180	38,790	(16)	9	0
U.S. Treasury 5-Year Note March Futures	03/2020	66	7,828	16	0	(2)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2020	871	158,223	(4,765)	0	(1,007)
Wheat July Futures	07/2020	7	197	5	1	0
White Sugar March Futures	02/2020	91	1,634	86	0	(10)
White Sugar May Futures	04/2020	54	984	16	0	(5)
WTI Brent Financial April Futures	04/2020	1	(4)	3	0	0
WTI Brent Financial August Futures	08/2020	1	(4)	3	0	0
WTI Brent Financial December Futures	12/2020	1	(5)	2	0	0
WTI Brent Financial February Futures	02/2020	1	(5)	2	0	0
WTI Brent Financial January Futures	01/2020	1	(5)	2	0	0
WTI Brent Financial July Futures	07/2020	1	(4)	3	0	0
WTI Brent Financial June Futures	06/2020	1	(4)	3	0	0
WTI Brent Financial March Futures	03/2020	1	(4)	3	0	0
WTI Brent Financial May Futures	05/2020	1	(4)	3	0	0
WTI Brent Financial November Futures	11/2020	1	(5)	2	0	0
WTI Brent Financial October Futures	10/2020	1	(5)	2	0	0
WTI Brent Financial September Futures	09/2020	1	(4)	2	0	0
WTI Crude December Futures	11/2020	331	18,682	1,025	0	(202)
WTI Crude December Futures	11/2023	73	3,746	(18)	0	(29)
WTI Crude February Futures	01/2020	116	7,083	287	0	(72)
WTI Crude July Futures	06/2021	68	3,682	110	0	(36)
WTI Crude June Futures	05/2021	1,004	54,658	1,793	0	(532)
WTI Crude March Futures	02/2020	56	3,403	(128)	0	(38)
WTI Crude March Futures	02/2021	538	29,762	1,710	0	(301)
WTI Crude May Futures	04/2020	102	6,117	427	0	(70)
WTI Crude May Futures	04/2021	68	3,720	126	0	(37)
WTI Crude September Futures	08/2020	89	5,142	350	0	(148)
WTI Midland vs WTI Trade April Futures	03/2020	4	3	4	0	0
WTI Midland vs WTI Trade August Futures	07/2020	7	7	12	0	0
WTI Midland vs WTI Trade December Futures	11/2020	7	7	12	0	0
WTI Midland vs WTI Trade February Futures	01/2020	4	3	3	0	0
WTI Midland vs WTI Trade July Futures	06/2020	7	7	12	0	0
WTI Midland vs WTI Trade June Futures	05/2020	4	4	4	0	0
WTI Midland vs WTI Trade March Futures	02/2020	4	3	4	0	0
WTI Midland vs WTI Trade May Futures	04/2020	4	3	4	0	0
WTI Midland vs WTI Trade November Futures	10/2020	7	7	12	0	0
WTI Midland vs WTI Trade October Futures	09/2020	7	7	12	0	0
WTI Midland vs WTI Trade September Futures	08/2020	7	7	12	0	0
Zinc March Futures	03/2020	154	8,758	144	145	0
Zinc May Futures	05/2020	126	7,137	(560)	2	(562)
				$(348)	$1,323	$(6,778)

SHORT FUTURES CONTRACTS

					Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum May Futures	05/2020	225	$(10,246)	$64	$75	$(11)
Arabica Coffee March Futures	03/2020	16	(778)	2	15	0
Arabica Coffee May Futures	05/2020	110	(5,441)	(204)	101	0
Australia Government 3-Year Note March Futures	03/2020	371	(29,944)	201	33	(8)
Australia Government 10-Year Bond March Futures	03/2020	137	(13,744)	248	72	0
Brent Crude April Futures	02/2020	17	(1,110)	(48)	12	0
Brent Crude December Futures	10/2022	50	(2,838)	11	21	0
Brent Crude December Futures	10/2023	205	(11,615)	206	76	0
Brent Crude June Futures	04/2020	94	(6,024)	(5)	3	(38)
Brent Crude June Futures	04/2021	12	(713)	(14)	7	0
Brent Crude June Futures	04/2022	104	(5,963)	23	49	0
Brent Crude March Futures	01/2020	108	(7,128)	34	54	(5)
Brent Crude October Futures	08/2020	60	(3,722)	(181)	41	0
Call Options Strike @ EUR 172.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	217	(136)	165	88	0
Call Options Strike @ USD 64.500 on Brent Crude June 2020 Futures (1)	04/2020	25	(90)	86	6	0
Call Options Strike @ USD 65.000 on Brent Crude June 2020 Futures (1)	04/2020	16	(53)	56	4	0
Call Options Strike @ USD 65.000 on Brent Crude March 2020 Futures (1)	01/2020	24	(59)	(22)	9	0
Call Options Strike @ USD 65.250 on Brent Crude June 2020 Futures (1)	04/2020	18	(58)	66	4	0
Call Options Strike @ USD 65.500 on Brent Crude June 2020 Futures (1)	04/2020	16	(49)	60	4	0
Call Options Strike @ USD 66.000 on Brent Crude June 2020 Futures (1)	04/2020	25	(71)	97	5	0
Call Options Strike @ USD 66.000 on Brent Crude March 2020 Futures (1)	01/2020	84	(153)	(59)	24	0
Call Options Strike @ USD 67.000 on Brent Crude June 2020 Futures (1)	04/2020	25	(60)	101	5	0
Call Options Strike @ USD 67.000 on Brent Crude March 2020 Futures (1)	01/2020	132	(172)	(37)	30	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2019 (Unaudited)

Call Options Strike @ USD 68.000 on Brent Crude April 2020 Futures (1)	02/2020	12	(16)	(3)	2	0
Call Options Strike @ USD 68.500 on Brent Crude April 2020 Futures (1)	02/2020	45	(52)	(9)	6	0
Call Options Strike @ USD 68.500 on Brent Crude March 2020 Futures (1)	01/2020	36	(27)	(4)	5	0
Call Options Strike @ USD 69.000 on Brent Crude April 2020 Futures (1)	02/2020	63	(64)	(8)	8	0
Call Options Strike @ USD 69.000 on Brent Crude June 2020 Futures (1)	04/2020	25	(42)	122	4	0
Copper March Futures	03/2020	158	(11,048)	(516)	144	0
Corn July Futures	07/2020	283	(5,674)	432	7	0
Corn May Futures	05/2020	74	(1,461)	2	2	0
Cotton No. 2 May Futures	05/2020	229	(8,036)	(427)	65	0
Euro-Bobl March Futures	03/2020	953	(142,848)	356	385	0
Euro-BTP Italy Government Bond March Futures	03/2020	352	(56,249)	(271)	162	0
Euro-Buxl 30-Year Bond March Futures	03/2020	346	(76,993)	1,971	1,188	0
Euro-OAT France Government 10-Year Bond March Futures	03/2020	118	(21,544)	269	139	0
Euro-Schatz March Futures	03/2020	6,003	(753,520)	264	370	0
Gas Oil March Futures	03/2020	366	(22,372)	(1,325)	302	0
Gold 100 oz. February Futures	02/2020	44	(6,702)	(118)	0	(18)
Hard Red Winter Wheat July Futures	07/2020	8	(201)	(16)	0	(2)
ICE Brent Crude Oil February Futures	02/2020	2	(131)	(9)	1	0
ICE Brent Crude Oil January Futures	01/2020	2	(132)	(10)	1	0
ICE Brent Crude Oil March Futures	03/2020	2	(129)	(8)	1	0
Japan Government 10-Year Bond March Futures	03/2020	32	(44,819)	7	27	(35)
Live Cattle February Futures	02/2020	287	(14,456)	(84)	57	0
Natural Gas December Futures	11/2020	1	(14)	1	1	0
Natural Gas February Futures	01/2021	1	(13)	0	0	0
Natural Gas January Futures	12/2020	1	(15)	0	1	0
Natural Gas January Futures	12/2020	73	(1,986)	20	0	(9)
Natural Gas March Futures	02/2020	546	(11,783)	433	0	(6)
Natural Gas March Futures	02/2021	1	(14)	1	0	0
Natural Gas November Futures	10/2020	1	(13)	1	1	0
Natural Gas October Futures	09/2020	1	(11)	4	1	0
New York Harbor March Futures	02/2020	35	(2,964)	(193)	31	0
Put Options Strike @ EUR 172.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	217	(504)	(231)	0	(185)
Put Options Strike @ USD 64.500 on Brent Crude June 2020 Futures (1)	04/2020	25	(101)	75	0	(11)
Put Options Strike @ USD 65.000 on Brent Crude June 2020 Futures (1)	04/2020	16	(68)	45	0	(7)
Put Options Strike @ USD 65.250 on Brent Crude June 2020 Futures (1)	04/2020	18	(79)	49	0	(8)
Put Options Strike @ USD 65.500 on Brent Crude June 2020 Futures (1)	04/2020	16	(72)	41	0	(7)
Put Options Strike @ USD 66.000 on Brent Crude June 2020 Futures (1)	04/2020	25	(119)	49	0	(12)
Put Options Strike @ USD 67.000 on Brent Crude June 2020 Futures (1)	04/2020	25	(133)	31	0	(13)
Put Options Strike @ USD 69.000 on Brent Crude June 2020 Futures (1)	04/2020	25	(165)	(11)	0	(14)
Soybean March Futures	03/2020	117	(5,590)	(71)	0	(18)
Soybean May Futures	05/2020	160	(7,750)	(106)	0	(22)
Sugar No. 11 March Futures	02/2020	41	(616)	1	5	0
Sugar No. 11 May Futures	04/2020	527	(7,992)	(301)	59	0
U.S. Treasury 10-Year Note March Futures	03/2020	1,742	(223,711)	1,922	195	0
U.S. Treasury 10-Year Ultra March Futures	03/2020	218	(30,673)	261	37	0
U.S. Treasury 30-Year Bond March Futures	03/2020	2,470	(385,088)	4,988	849	0
United Kingdom Long Gilt March Futures	03/2020	787	(136,958)	1,142	1,324	(594)
Wheat March Futures	03/2020	473	(13,214)	(1,092)	0	(65)
Wheat May Futures	05/2020	157	(4,410)	(261)	0	(22)
WTI Crude December Futures	11/2021	558	(29,613)	(574)	290	0
WTI Crude December Futures	11/2022	211	(10,883)	55	91	0
WTI Crude June Futures	05/2020	670	(39,825)	(2,496)	566	0
WTI Crude June Futures	05/2022	175	(9,118)	(115)	84	0
WTI Crude March Futures	02/2020	492	(29,899)	(2,009)	330	0
WTI Houston (Argus) vs. WTI Trade April Futures	03/2020	4	(10)	4	0	0
WTI Houston (Argus) vs. WTI Trade August Futures	07/2020	7	(18)	12	0	0
WTI Houston (Argus) vs. WTI Trade December Futures	11/2020	7	(18)	12	0	0
WTI Houston (Argus) vs. WTI Trade February Futures	01/2020	4	(13)	2	0	0
WTI Houston (Argus) vs. WTI Trade July Futures	06/2020	7	(18)	12	0	0
WTI Houston (Argus) vs. WTI Trade June Futures	05/2020	4	(10)	4	0	0
WTI Houston (Argus) vs. WTI Trade March Futures	02/2020	4	(11)	3	0	0
WTI Houston (Argus) vs. WTI Trade May Futures	04/2020	4	(10)	4	0	0
WTI Houston (Argus) vs. WTI Trade November Futures	10/2020	7	(18)	12	0	0
WTI Houston (Argus) vs. WTI Trade October Futures	09/2020	7	(18)	12	0	0
WTI Houston (Argus) vs. WTI Trade September Futures	08/2020	7	(18)	12	0	0
				$3,213	$7,479	$(1,110)
Total Futures Contracts				$2,865	$8,802	$(7,888)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2019 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(5)		Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.132%	EUR	2,180	$36	$(14)	$22	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2020	0.347		$1,200	(29)	37	8	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.652		2,400	(133)	166	33	0	0
							$(126)	$189	$63	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(4)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability
CDX.HY-33 5-Year Index	(5.000)%	Quarterly	12/20/2024		$118,800	$(7,254)	$(4,408)	$(11,662)	$41	$0
iTraxx Europe Main 32 5-Year Index	(1.000)	Quarterly	12/20/2024	EUR	50,400	(1,313)	(278)	(1,591)	18	0
						$(8,567)	$(4,686)	$(13,253)	$59	$0

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$23,200	$50	$(752)	$(702)	$290	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		4,700	11	(597)	(586)	62	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047		11,071	57	(1,562)	(1,505)	146	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		5,130	13	(734)	(721)	68	0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	29,700	91	(2,726)	(2,635)	0	(11)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		$36,800	256	341	597	0	(22)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		290,800	366	4,341	4,707	0	(177)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		214,000	(8,267)	10,426	2,159	0	(172)
Pay	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		31,500	0	1,176	1,176	0	(20)
Pay	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		26,000	0	968	968	0	(17)
Pay	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		26,200	0	987	987	0	(20)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		53,700	(432)	2,077	1,645	0	(44)
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		130,800	(882)	6,179	5,297	0	(110)
Receive(8)	3-Month USD-LIBOR	2.400	Semi-Annual	03/16/2026		285,600	(2,104)	(6,187)	(8,291)	422	0
Receive(8)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		32,250	(51)	(2)	(53)	49	0
Receive(8)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		165,300	3,493	(4,925)	(1,432)	250	0
Receive(8)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		6,900	78	(256)	(178)	11	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		8,400	(213)	241	28	18	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		5,100	(130)	150	20	10	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		900	77	(57)	20	2	0
Receive(8)	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		59,900	539	6,190	6,729	636	0
Receive(8)	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		19,800	26	1,060	1,086	216	0
Receive(8)	3-Month USD-LIBOR	2.000	Semi-Annual	03/20/2050		17,120	(340)	791	451	193	0
Receive(8)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030	GBP	13,950	145	344	489	108	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	2,495,000	(45)	(389)	(434)	0	(16)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		568,470	(11)	(89)	(100)	0	(4)
Pay	CPTFEMU	1.168	Maturity	03/15/2024	EUR	14,510	39	26	65	0	(47)
Receive	CPTFEMU	1.710	Maturity	03/15/2033		5,200	(7)	(432)	(439)	28	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		840	7	167	174	0	(12)
Pay	CPTFEMU	1.945	Maturity	11/15/2048		1,040	0	217	217	0	(9)
Pay	CPTFEMU	1.950	Maturity	11/15/2048		4,020	14	834	848	0	(34)
Receive	CPURNSA	2.130	Maturity	01/25/2020		$20,600	0	(7)	(7)	0	(3)
Receive	CPURNSA	2.027	Maturity	11/23/2020		25,800	0	28	28	0	(6)
Receive	CPURNSA	2.021	Maturity	11/25/2020		25,100	0	30	30	0	(6)
Receive	CPURNSA	1.875	Maturity	03/14/2021		29,200	0	55	55	0	(11)
Receive	CPURNSA	1.927	Maturity	03/18/2021		13,900	0	13	13	0	(5)
Receive	CPURNSA	1.816	Maturity	05/13/2021		52,400	0	117	117	10	0
Receive	CPURNSA	1.550	Maturity	07/26/2021		17,400	589	(170)	419	26	0
Receive	CPURNSA	1.445	Maturity	09/09/2021		43,780	0	330	330	53	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2019 (Unaudited)

Receive	CPURNSA	1.603	Maturity	09/12/2021		13,900	419	(144)	275	17	0
Receive	CPURNSA	1.592	Maturity	09/20/2021		51,800	(4)	224	220	51	0
Receive	CPURNSA	2.069	Maturity	07/15/2022		10,500	0	(53)	(53)	4	0
Receive	CPURNSA	2.500	Maturity	07/15/2022		11,100	(988)	(158)	(1,146)	6	0
Receive	CPURNSA	2.210	Maturity	02/05/2023		63,290	0	(1,052)	(1,052)	52	0
Receive	CPURNSA	2.263	Maturity	04/27/2023		13,380	(4)	(303)	(307)	13	0
Receive	CPURNSA	2.263	Maturity	05/09/2023		10,270	0	(232)	(232)	9	0
Receive	CPURNSA	2.281	Maturity	05/10/2023		15,760	0	(397)	(397)	0	(13)
Pay	CPURNSA	2.102	Maturity	07/20/2027		62,400	0	829	829	0	(154)
Pay	CPURNSA	2.122	Maturity	08/01/2027		62,400	0	918	918	0	(161)
Pay	CPURNSA	2.180	Maturity	09/20/2027		10,820	0	206	206	0	(28)
Pay	CPURNSA	2.150	Maturity	09/25/2027		10,500	0	164	164	0	(26)
Pay	CPURNSA	2.335	Maturity	02/05/2028		32,120	70	1,253	1,323	0	(81)
Pay	CPURNSA	2.352	Maturity	05/09/2028		10,270	0	468	468	0	(27)
Pay	CPURNSA	2.360	Maturity	05/09/2028		15,460	0	716	716	0	(40)
Pay	CPURNSA	2.364	Maturity	05/10/2028		15,760	0	736	736	0	(41)
Pay	CPURNSA	2.165	Maturity	04/16/2029		14,300	0	259	259	0	(43)
Pay	CPURNSA	1.954	Maturity	06/03/2029		32,350	0	(67)	(67)	0	(91)
Pay	CPURNSA	1.998	Maturity	07/25/2029		95,800	21	320	341	0	(291)
Receive	FRCPXTOB	1.000	Maturity	04/15/2020	EUR	2,890	0	(4)	(4)	0	(4)
Receive	FRCPXTOB	1.160	Maturity	08/15/2020		1,320	0	(10)	(10)	0	0
Receive	FRCPXTOB	1.345	Maturity	06/15/2021		12,400	0	(176)	(176)	2	0
Receive	FRCPXTOB	1.030	Maturity	03/15/2024		10,510	(2)	(37)	(39)	0	(5)
Pay	FRCPXTOB	1.618	Maturity	07/15/2028		8,760	0	564	564	4	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		5,600	16	795	811	0	(29)
Pay	UKRPI	3.595	Maturity	11/15/2028	GBP	1,570	0	74	74	2	0
Pay	UKRPI	3.633	Maturity	12/15/2028		2,300	0	124	124	2	0
Pay	UKRPI	3.325	Maturity	08/15/2030		38,090	248	706	954	2	0
Pay	UKRPI	3.140	Maturity	04/15/2031		11,100	(1,176)	564	(612)	1	0
Pay	UKRPI	3.100	Maturity	06/15/2031		30,400	(3,623)	1,399	(2,224)	11	0
Pay	UKRPI	3.530	Maturity	10/15/2031		860	23	18	41	0	(1)
Pay	UKRPI	3.470	Maturity	09/15/2032		37,570	(12)	1,539	1,527	0	(64)
Pay	UKRPI	3.500	Maturity	09/15/2033		1,130	1	54	55	0	(3)
Pay	UKRPI	3.579	Maturity	10/15/2033		4,530	0	351	351	0	(12)
Pay	UKRPI	3.572	Maturity	05/15/2034		1,190	0	64	64	0	(3)
Pay	UKRPI	3.600	Maturity	06/15/2039		14,040	(2)	1,678	1,676	0	(130)
Receive	UKRPI	3.428	Maturity	03/15/2047		2,200	114	(498)	(384)	53	0
							$(11,530)	$29,095	$17,565	$2,827	$(1,993)
Total Swap Agreements							$(20,223)	$24,598	$4,375	$2,886	$(1,993)

(k)	Securities with an aggregate market value of $58,551 and cash of $7,837 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	Future styled option.
(2)	Unsettled variation margin asset of $92 for closed futures is outstanding at period end.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(7)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(8)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2020	AUD	73,734		$50,063	$0	$(1,689)
	03/2020		$4,444	TWD	134,515	79	0
BPS	01/2020	EUR	565		$624	0	(10)
	01/2020	GBP	988		1,279	0	(30)
	01/2020	IDR	39,526,142		2,818	0	(38)
	01/2020	INR	199,525		2,801	3	0
	01/2020		$1,714	GBP	1,303	12	0
	01/2020		2,818	INR	200,338	0	(7)
	01/2020		5,688	PHP	288,477	5	(5)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2019 (Unaudited)

	01/2020		2,897	RUB	179,876	0	0
	02/2020		2,794	INR	199,525	0	0
	03/2020		26,680	IDR	380,408,839	651	0
	03/2020		3,124	KRW	3,703,190	86	0
BRC	01/2020		2,739	GBP	2,095	37	0
	01/2020		31	ILS	108	0	0
	01/2020		2,789	MXN	54,830	109	0
	03/2020		1	KRW	1,186	0	0
BSH	01/2020	BRL	16,548		$4,105	0	(8)
	01/2020		$3,947	BRL	16,548	167	0
	07/2020	BRL	16,885		$3,992	0	(170)
CBK	01/2020		38,791		9,541	0	(102)
	01/2020	JPY	248,500		2,289	1	0
	01/2020	PEN	16,987		4,989	0	(136)
	01/2020	TRY	37,319		6,350	99	0
	01/2020		$9,611	BRL	38,791	32	0
	02/2020	COP	525,283		$152	0	(8)
	02/2020		$9,530	BRL	38,791	104	0
	03/2020	KRW	29,044,326		$24,755	0	(422)
	07/2020	BRL	1,938		464	0	(14)
DUB	01/2020	TWD	84,980		2,831	0	(14)
	03/2020		827,193		27,385	0	(428)
FBF	01/2020		$10,259	CLP	7,432,122	0	(372)
	03/2020		202	INR	14,585	2	0
	03/2020		9,979	KRW	11,831,150	277	0
	03/2020		15,436	TWD	466,910	263	0
GLM	01/2020	DKK	798,205		$117,703	0	(2,114)
	01/2020	GBP	2,194		2,877	0	(30)
	01/2020	MXN	371,608		18,965	0	(617)
	02/2020		$442	MXN	8,488	4	0
HUS	01/2020	EUR	27,072		$30,050	0	(330)
	01/2020	JPY	6,394,900		58,490	0	(376)
	01/2020	RUB	354,955		5,582	0	(132)
	01/2020	TWD	84,545		2,774	0	(49)
	01/2020		$1,119	AUD	1,622	19	0
	01/2020		17,148	CAD	22,589	248	0
	01/2020		2,604	GBP	1,947	0	(24)
	01/2020		2,774	INR	199,525	24	0
	01/2020		5,739	MXN	109,909	60	0
	01/2020		1,005	NZD	1,526	23	0
	03/2020	SGD	17,998		$13,189	0	(203)
	03/2020		$11,146	KRW	13,221,385	315	0
IND	01/2020		2,825	TWD	84,545	0	(2)
	02/2020	TWD	84,545		$2,831	0	(1)
	03/2020		$13,145	SGD	17,854	139	0
JPM	01/2020	BRL	18,446		$4,795	210	0
	01/2020	EUR	95		106	0	(1)
	01/2020	TWD	85,215		2,804	0	(46)
	01/2020		$4,576	BRL	18,446	9	0
	02/2020	PLN	436		$111	0	(4)
MYI	01/2020	TWD	84,796		2,826	0	(14)
	01/2020		$119,159	DKK	796,164	352	0
	01/2020		2,823	INR	201,097	0	(4)
	04/2020	DKK	796,164		$119,909	0	(341)
RYL	01/2020	MXN	54,830		2,905	6	0
	01/2020		$2,894	MXN	54,830	0	(6)
	01/2020		2,840	PHP	145,383	29	0
	02/2020	TRY	23,355		$3,892	0	(3)
	03/2020	CNH	2,657		369	0	(13)
SCX	01/2020	GBP	102,487		132,009	0	(3,773)
	01/2020	PHP	146,140		2,872	0	(13)
	01/2020	THB	84,192		2,791	0	(21)
	01/2020	TRY	16,742		2,791	0	(5)
	01/2020		$2,791	INR	199,354	3	0
	01/2020		2,871	PHP	146,140	15	0
	03/2020		483	CNY	3,403	4	0
	03/2020		7,125	TWD	215,567	123	0
SOG	01/2020	THB	84,887		$2,805	0	(30)
SSB	01/2020	PHP	291,523		5,740	0	(14)
	01/2020		$2,812	MXN	53,418	5	0
	01/2020		5,745	PHP	292,279	22	0
	02/2020		2,864		145,383	2	0
TOR	01/2020	BRL	38,790		$9,624	0	(19)
	01/2020		$9,096	BRL	38,790	547	0
UAG	01/2020	CAD	22,462		$16,876	0	(423)
	01/2020	EUR	42,030		46,423	0	(743)
	01/2020	NZD	88,363		56,819	0	(2,670)
	01/2020		$23,902	RUB	1,574,130	1,415	0
Total Forward Foreign Currency Contracts						$5,501	$(15,474)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2019 (Unaudited)
PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC EUR versus USD		$1.210	02/06/2020	25,000	$3	$1
BPS	Call - OTC USD versus RUB	RUB	69.800	01/20/2020	16,500	2	0
HUS	Call - OTC USD versus BRL	BRL	4.600	01/16/2020	4,900	0	0
						$5	$1

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	03/10/2020	523,690	$744	$48
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	03/10/2020	540,970	768	50
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.066	10/02/2020	557,100	2,224	459
							$3,736	$557

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
FAR	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	$108.500	02/05/2020	23,600	$1	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 02/01/2050	72.500	02/05/2020	70,400	3	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 02/01/2050	76.000	02/05/2020	142,500	5	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 02/01/2050	76.500	02/05/2020	128,400	5	0
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2050	74.000	01/07/2020	119,000	5	0
					$19	$0
Total Purchased Options					$3,760	$558

WRITTEN OPTIONS:
OPTIONS ON COMMODITY FUTURES CONTRACTS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC Fuel Co. December 2020 Futures «	$13.000	12/31/2020	47	$(78)	$(5)
	Call - OTC QS Co. December 2020 Futures «	21.000	12/31/2020	24	(32)	(29)
GST	Call - OTC Fuel Co. December 2020 Futures	0.000		(24)	(55)	(4)
	Call - OTC Fuel Co. December 2020 Futures «	13.000	12/31/2020	80	(135)	(8)
	Call - OTC QS Co. December 2020 Futures «	18.000	12/31/2020	12	(29)	(13)
	Call - OTC QS Co. December 2020 Futures «	21.000	12/31/2020	24	(34)	(9)
JPM	Call - OTC QS Co. December 2020 Futures «	18.100	12/31/2020	43	(112)	(52)
	Call - OTC QS Co. December 2020 Futures «	20.000	12/31/2020	48	(81)	(31)
					$(556)	$(151)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425%	03/18/2020	11,400	$(7)	$(10)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	4,200	(3)	(6)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	11,400	(13)	(3)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	4,200	(5)	(1)
BPS	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	3,100	(2)	(6)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	3,100	(4)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	02/19/2020	4,900	(3)	(7)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	3,000	(2)	(7)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	7,900	(12)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	5,800	(9)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	7,400	(6)	(11)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	7,400	(9)	(1)
BRC	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	3,100	(2)	(7)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	3,100	(6)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	17,000	(9)	(15)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	17,000	(20)	(5)
DBL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	6,500	(3)	(13)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2019 (Unaudited)

	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	6,500	(10)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	02/19/2020	5,300	(2)	(4)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	02/19/2020	5,300	(5)	(1)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	3,100	(2)	(5)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	3,100	(5)	(1)
GST	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	7,100	(6)	(11)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	7,100	(7)	(1)
JLN	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	3,700	(2)	(3)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	3,700	(4)	(1)
JPM	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	3,900	(4)	(6)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	3,900	(4)	(1)
MEI	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	3,200	(2)	(7)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	3,200	(4)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	4,200	(3)	(6)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	4,200	(5)	(1)
						$(180)	$(141)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date(2)	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Floor - OTC CPURNSA	218.803	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	02/11/2021	85,000	$(863)	$0
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	311,400	(2,786)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	32,600	(421)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	31,400	(1,429)	(42)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	25,800	(179)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	109,200	(1,234)	0
	Floor - OTC YOY CPURNSA	238.643	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	40,600	(749)	0
						$(7,661)	$(42)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.404%	03/10/2020	18,595	$(129)	$(17)
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.404	03/10/2020	91,535	(648)	(86)
DUB	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.404	03/10/2020	7,390	(51)	(7)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.302	10/02/2020	117,000	(2,223)	(485)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.404	03/10/2020	106,400	(737)	(100)
							$(3,788)	$(695)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor(3)	0.000%	10-Year USD-ISDA – 2-Year USD-ISDA	01/02/2020	344,200	$(267)	$0
Total Written Options						$(12,452)	$(1,029)

SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	CBOT Wheat March Futures	$5.098	Maturity	02/21/2020	200,000	$0	$(98)	$0	$(98)
	Pay	CBOT Wheat March Futures	5.109	Maturity	02/21/2020	205,000	0	(98)	0	(98)
	Receive	EURMARGIN CAL20	8.050	Maturity	12/31/2020	115,404	0	28	28	0
	Receive	PLATGOLD F0	598.750	Maturity	01/08/2020	14,500	0	734	734	0
CBK	Receive	KCBT Wheat March Futures	4.305	Maturity	02/21/2020	135,000	0	75	75	0
	Pay	MEHCO CAL20	1.100	Maturity	06/30/2020	6,000	0	3	3	0
	Receive	MEHCO CAL20	3.100	Maturity	12/31/2020	36,000	2	46	48	0
	Pay	MEHDUB 1H20	1.180	Maturity	06/30/2020	17,400	1	23	24	0
	Receive	MEHMID CAL20-CAL21	1.840	Maturity	12/31/2021	73,600	(1)	(17)	0	(18)
GST	Pay	CBOT Wheat March Futures	5.125	Maturity	02/21/2020	150,000	0	(69)	0	(69)
	Pay	CBOT Wheat March Futures	5.128	Maturity	02/21/2020	150,000	0	(69)	0	(69)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2019 (Unaudited)

	Pay	CBOT Wheat March Futures	5.138	Maturity	02/21/2020	120,000	0	(54)	0	(54)
	Pay	CBOT Wheat March Futures	5.140	Maturity	02/21/2020	100,000	0	(45)	0	(45)
	Pay	CBOT Wheat March Futures	5.145	Maturity	02/21/2020	300,000	0	(132)	0	(132)
	Pay	CBOT Wheat March Futures	5.148	Maturity	02/21/2020	45,000	0	(20)	0	(20)
	Pay	CBOT Wheat March Futures	5.170	Maturity	02/21/2020	245,000	0	(102)	0	(102)
	Pay	CBOT Wheat May Futures	5.350	Maturity	04/24/2020	725,000	0	(193)	0	(193)
	Receive	EBOBFUEL CAL20	21.600	Maturity	12/31/2020	26,400	0	252	252	0
	Receive	EURMARGIN CAL20	8.550	Maturity	12/31/2020	78,000	(5)	(14)	0	(19)
	Receive	EUROBOBCO CAL20	6.150	Maturity	12/31/2020	12,000	0	14	14	0
	Receive	KCBT Wheat March Futures	4.300	Maturity	02/21/2020	100,000	0	56	56	0
	Receive	KCBT Wheat March Futures	4.303	Maturity	02/21/2020	130,000	0	72	72	0
	Receive	KCBT Wheat March Futures	4.333	Maturity	02/21/2020	130,000	0	68	68	0
	Pay	MEHDUB 1H20	1.100	Maturity	06/30/2020	5,400	0	7	7	0
	Receive	MEHDUB CAL20	0.750	Maturity	12/31/2020	7,200	0	6	6	0
	Receive	Options on KCBT Wheat March Futures	0.813	Maturity	02/21/2020	148,830	0	13	13	0
	Receive	Options on KCBT Wheat March Futures	0.795	Maturity	02/21/2020	56,170	0	4	4	0
JPM	Pay	CBOT Soybean March Futures	962.625	Maturity	02/21/2020	250,000	0	18	18	0
	Pay	CBOT Wheat March Futures	5.108	Maturity	02/21/2020	75,000	0	(36)	0	(36)
	Pay	CBOT Wheat March Futures	5.125	Maturity	02/21/2020	140,000	0	(65)	0	(65)
	Pay	CBOT Wheat March Futures	5.128	Maturity	02/21/2020	70,000	0	(32)	0	(32)
	Receive	EBOBFUEL CAL20	21.950	Maturity	12/31/2020	20,400	0	187	187	0
	Receive	EURMARGIN CAL20	8.100	Maturity	12/31/2020	6,000	0	1	1	0
	Receive	EURMARGIN CAL20	8.750	Maturity	12/31/2020	16,800	0	(7)	0	(7)
	Receive	EURMARGIN CAL20	8.980	Maturity	12/31/2020	996	0	(1)	0	(1)
	Receive	EURMARGIN CAL20	9.900	Maturity	12/31/2020	18,000	0	(28)	0	(28)
	Receive	EUROBOBCO CAL20	6.800	Maturity	12/31/2020	24,000	(11)	23	12	0
	Receive	EUROBOBCO CAL21	7.700	Maturity	12/31/2021	10,800	(3)	(14)	0	(17)
	Receive	KCBT Wheat March Futures	4.273	Maturity	02/21/2020	65,000	0	38	38	0
	Receive	KCBT Wheat March Futures	4.290	Maturity	02/21/2020	70,000	0	40	40	0
	Receive	KCBT Wheat March Futures	4.338	Maturity	02/21/2020	65,000	0	34	34	0
	Receive	KCBT Wheat March Futures	4.420	Maturity	02/21/2020	65,000	0	28	28	0
	Receive	LLSDUB CAL20	0.200	Maturity	12/31/2020	14,400	0	11	11	0
	Receive	MEHCO CAL20	3.100	Maturity	12/31/2020	12,000	0	16	16	0
	Pay	MEHDUB 1H20	1.210	Maturity	06/30/2020	7,800	0	11	11	0
MAC	Receive	EBOBFUEL CAL20	22.100	Maturity	12/31/2020	20,400	0	184	184	0
	Receive	EURMARGIN CAL20	8.500	Maturity	12/31/2020	42,000	0	(8)	0	(8)
	Receive	EURMARGIN CAL20	8.950	Maturity	12/31/2020	21,600	0	(14)	0	(14)
	Receive	EUROBOBCO CAL20	6.700	Maturity	12/31/2020	12,000	0	7	7	0
	Receive	EUROBOBCO CAL21	4.950	Maturity	12/31/2021	10,800	0	12	12	0
	Receive	KCBT Wheat March Futures	4.290	Maturity	02/21/2020	150,000	0	85	85	0
	Receive	LLSDUB CAL20	0.300	Maturity	12/31/2020	7,200	0	6	6	0
	Receive	MEHDUB CAL20	0.700	Maturity	12/31/2020	24,000	5	13	18	0
MYC	Receive	EBOBFUEL CAL20	21.500	Maturity	12/31/2020	16,080	0	155	155	0
	Pay	EURMARGIN 1Q20	7.480	Maturity	03/31/2020	12,900	0	9	9	0
	Receive	EURMARGIN CAL20	8.520	Maturity	12/31/2020	16,800	0	(4)	0	(4)
	Receive	EURMARGIN CAL20	8.580	Maturity	12/31/2020	262,800	0	(73)	0	(73)
	Receive	EURMARGIN CAL20	8.860	Maturity	12/31/2020	9,600	0	(5)	0	(5)
	Receive	EURMARGIN CAL20	9.970	Maturity	12/31/2020	9,600	0	(16)	0	(16)
	Receive	EUROBOBCO CAL20	8.220	Maturity	12/31/2020	24,000	0	(22)	0	(22)
	Receive	EUROBOBCO CAL21	4.970	Maturity	12/31/2021	7,200	0	8	8	0
	Receive	EUROBOBCO CAL21	5.250	Maturity	12/31/2021	1,200	0	1	1	0
	Receive	EUROBOBCO CAL21	5.350	Maturity	12/31/2021	12,000	0	8	8	0
	Receive	EUROBOBCO CAL21	5.600	Maturity	12/31/2021	10,800	0	5	5	0
	Receive	EUROBOBCO CAL21	5.750	Maturity	12/31/2021	6,000	0	2	2	0
	Receive	EUROBOBCO CAL21	5.800	Maturity	12/31/2021	8,400	0	2	2	0
	Receive	EUROBOBCO CAL21	7.650	Maturity	12/31/2021	7,200	0	(11)	0	(11)
	Pay	MEHCO CAL20	1.150	Maturity	06/30/2020	6,000	0	3	3	0
	Receive	MEHCO CAL20	3.000	Maturity	12/31/2020	12,000	0	15	15	0
	Pay	MEHDUB 1H20	0.900	Maturity	06/30/2020	4,800	0	5	5	0
	Receive	MEHDUB CAL20	0.350	Maturity	12/31/2020	12,000	0	5	5	0
							$(12)	$1,086	$2,330	$(1,256)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(4)
									Swap Agreements, at Value(8)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(6)	Notional Amount(7)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	(1.000)%	Quarterly	12/20/2023	0.559%	$700	$6	$(18)	$0	$(12)
BPS	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	0.559	7,900	77	(214)	0	(137)
BRC	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	0.559	12,800	120	(342)	0	(222)
HUS	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	0.559	13,600	125	(360)	0	(235)
							$328	$(934)	$0	$(606)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2019 (Unaudited)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(5)
									Swap Agreements, at Value(8)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(6)	Notional Amount(7)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
HUS	Brazil Government International Bond	1.000%	Quarterly	03/20/2020	0.275%	$11,000	$29	$(7)	$22	$0
INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year ILS-TELBOR	1.998%	Annual	06/20/2028	ILS	10,600	$0	$347	$347	$0
BRC	Receive	1-Year ILS-TELBOR	0.374	Annual	06/20/2020		43,850	0	(38)	0	(38)
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		9,430	0	297	297	0
GLM	Receive	1-Year ILS-TELBOR	0.290	Annual	02/16/2020		81,010	1	(59)	0	(58)
	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020		54,680	0	(36)	0	(36)
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		33,870	2	(31)	0	(29)
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		17,060	(1)	574	573	0
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		860	0	26	26	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		7,240	0	237	237	0
HUS	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		27,220	0	(23)	0	(23)
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		5,820	0	190	190	0
JPM	Receive	1-Year ILS-TELBOR	0.420	Annual	06/20/2020		41,810	0	(42)	0	(42)
	Pay	1-Year ILS-TELBOR	2.078	Annual	06/20/2028		8,920	0	310	310	0
								$2	$1,752	$1,980	$(226)

TOTAL RETURN SWAPS ON COMMODITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	BCOMTR Index	603,951	1.640% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/14/2020	$102,922	$0	$884	$884	$0
	Receive	BCOMTR1 Index(11)	2,817,369	1.660% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/14/2020	177,051	0	1,514	1,514	0
CBK	Receive	BCOMTR Index	1,120,990	1.640% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/14/2020	191,033	0	1,639	1,639	0
	Receive	CIXBSTR3 Index	942,831	1.670% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/14/2020	173,642	0	1,486	1,486	0
CIB	Receive	BCOMSK2 Index	202,946	0.200%	Monthly	02/14/2020	30,420	0	226	226	0
	Receive	PIMCODB Index(12)	721,305	0.000%	Monthly	02/14/2020	73,481	0	574	574	0
FBF	Receive	BCOMSK3 Index	207,661	0.180%	Monthly	02/14/2020	28,752	0	483	483	0
	Receive	BCOMTR Index	1,536,808	1.620% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/14/2020	261,894	0	2,251	2,251	0
GST	Receive	BCOMF1TC Index(13)	1,476,664	1.660% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/14/2020	379,743	0	3,249	3,249	0
	Receive	BCOMTR Index	1,437,117	1.650% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/14/2020	244,905	361	1,743	2,104	0
	Receive	BCOMTR1 Index(14)	1,106,492	1.660% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/14/2020	202,593	0	1,738	1,738	0
	Receive	BCOMTR2 Index(15)	689,371	1.660% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/14/2020	117,707	0	1,013	1,013	0
	Receive	CMDSKEWLS Index(16)	218,667	0.250%	Monthly	02/14/2020	44,776	0	(167)	0	(167)
JPM	Pay	BCOMTR Index	1,839,897	1.650% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2020	313,545	0	(2,691)	0	(2,691)
	Receive	JMABCT3E Index	452,829	0.150%	Monthly	02/14/2020	52,061	0	(3)	0	(3)
	Receive	JMABDEWE Index(17)	77,640	0.300%	Monthly	02/14/2020	90,459	0	1,866	1,866	0
	Receive	JMABNIC2 Index(18)	308,123	0.170%	Monthly	02/14/2020	132,284	0	1,831	1,831	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2019 (Unaudited)

	Receive(9)	JMABFNJ2 Index «	67,383	0.000%	Monthly	12/31/2020	6,417	0	0	0	0
MAC	Receive	BCOMSK1 Index	197,591	0.170%	Monthly	02/14/2020	28,641	0	(494)	0	(494)
	Receive	BCOMSK4 Index	197,515	0.170%	Monthly	02/14/2020	24,130	0	407	407	0
	Receive	BCOMTR1 Index(19)	1,215,042	1.650% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/14/2020	99,557	0	855	855	0
	Receive	BCOMTR2 Index(20)	2,714,376	1.650% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/14/2020	244,173	0	2,092	2,092	0
	Receive	PIMCODB Index	103,013	0.000%	Monthly	02/14/2020	10,469	0	82	82	0
MEI	Receive	BCOMTR Index	477,734	1.640% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/14/2020	81,413	0	699	699	0
	Receive	BCOMTR1 Index(21)	367,733	1.640% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/14/2020	49,704	0	427	427	0
	Receive	BCOMTR2 Index(22)	2,887,831	1.640% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/14/2020	365,884	0	3,159	3,159	0
MYC	Receive	BCOMTR Index	605,173	1.630% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/14/2020	103,130	0	886	886	0
	Receive	BCOMTR1 Index(23)	431,199	1.670% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/14/2020	208,131	0	1,785	1,785	0
RBC	Receive	RBCAEC0T Index(24)	1,140,832	1.620% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/14/2020	66,269	0	544	544	0
	Receive	RBCAECR1 Index	303,641	1.630% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/14/2020	22,331	0	197	197	0
	Receive	RBCAECT0 Index	5,348,115	1.620% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/14/2020	305,644	0	2,511	2,511	0
SOG	Receive	BCOMTR2 Index(25)	3,306,863	1.660% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/14/2020	204,722	0	1,753	1,753	0
UAG	Receive	BCOMTR Index	300,310	1.600% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/14/2020	51,177	0	440	440	0
								$361	$32,979	$36,695	$(3,355)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.220%	Maturity	01/02/2020	$66,500	$0	$(201)	$16	$(217)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.250%	Maturity	01/27/2020	21,400	0	(85)	0	(85)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	1.940%	Maturity	05/21/2020	132,000	0	635	635	0
GLM	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.100%	Maturity	01/07/2020	48,100	0	27	27	0
JPM	Receive	U.S. Treasury Inflation Protected Securities	N/A	1.950%	Maturity	01/16/2020	12,900	0	81	81	0
MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.260%	Maturity	01/03/2020	465,000	0	718	718	0
								$0	$1,175	$1,477	$(302)
VOLATILITY SWAPS
									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Pay	GOLDLNPM Index(10)	7.023%	Maturity	07/29/2020	$16,068	$0	$858	$858	$0
JPM	Receive	GOLDLNPM Index(10)	3.861	Maturity	07/29/2020	14,351	0	(376)	0	(376)
	Receive	GOLDLNPM Index(10)	3.976	Maturity	07/29/2020	1,717	0	(47)	0	(47)
MYC	Pay	GOLDLNPM Index(10)	1.960	Maturity	05/12/2020	2,893	0	20	20	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2019 (Unaudited)

	Receive	SLVRLND Index(10)	4.580	Maturity	05/12/2020	1,892	0	(25)	0	(25)
SOG	Pay	GOLDLNPM Index(10)	1.782	Maturity	06/08/2020	2,434	0	12	12	0
	Receive	SLVRLND Index(10)	4.410	Maturity	06/08/2020	1,548	0	(17)	0	(17)
							$0	$425	$890	$(465)
Total Swap Agreements							$708	$36,476	$43,394	$(6,210)

(m)	Securities with an aggregate market value of $7,665 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	YOY options may have a series of expirations.
(3)	The underlying instrument has a forward starting effective date.
(4)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(5)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(6)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(8)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(9)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.
(10)	Variance Swap
(11)	The following table represents the individual positions within the total return swap as of December 31, 2019:
Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Aluminum March 2022 Futures	3.9%	$6,957
Arabica Coffee March 2020 Futures	2.9	5,139
Brent Crude March 2020 Futures	7.8	13,887
Copper March 2020 Futures	7.2	12,754
Corn March 2020 Futures	5.5	9,820
Cotton No. 02 March 2020 Futures	1.2	2,213
Gas Oil March 2020 Futures	2.7	4,850
Gold 100 oz. February 2020 Futures	13.4	23,751
Hard Red Winter Wheat March 2020 Futures	1.2	2,054
Lean Hogs February 2020 Futures	2.0	3,506
Live Cattle February 2020 Futures	3.9	6,870
New York Harbor ULSD March 2020 Futures	2.3	4,039
Nickel March 2020 Futures	3.2	5,605
NYMEX - Natural Gas March 2022 Futures	5.8	10,287
RBOB Gasoline March 2020 Futures	2.7	4,740
Silver March 2020 Futures	4.1	7,265
Soybean Meal March 2020 Futures	3.0	5,350
Soybean Oil March 2020 Futures	3.5	6,219
Soybeans March 2020 Futures	5.8	10,234
Sugar No. 11 March 2020 Futures	3.1	5,487
Wheat March 2020 Futures	3.2	5,579
WTI Crude March 2020 Futures	8.9	15,662
Zinc March 2020 Futures	2.7	4,783

Total Long Futures Contracts		$177,051

Total Notional Amount		$177,051

(12) The following table represents the individual positions within the total return swap as of December 31, 2019:
Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Aluminum March 2022 Futures	1.6%	$1,151
Arabica Coffee March 2020 Futures	0.4	265
Arabica Coffee May 2020 Futures	3.1	2,296
Brent Crude July 2020 Futures	0.5	379

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2019 (Unaudited)

Brent Crude March 2020 Futures	5.7	4,195
Cocoa March 2020 Futures	0.5	398
Cocoa May 2020 Futures	4.9	3,569
Copper March 2020 Futures	1.6	1,151
Copper May 2020 Futures	5.9	4,347
Corn March 2020 Futures	2.1	1,507
Cotton No. 02 March 2020 Futures	1.1	796
Gas Oil March 2020 Futures	0.8	619
Gas Oil May 2020 Futures	7.3	5,354
Gold 100 oz. February 2020 Futures	4.2	3,113
Gold 100 oz. June 2020 Futures	5.0	3,689
Hard Red Winter Wheat March 2020 Futures	0.2	137
Lead May 2020 Futures	0.9	638
Lean Hogs June 2020 Futures	3.5	2,550
Live Cattle June 2020 Futures	9.5	6,979
New York Harbor ULSD March 2020 Futures	4.7	3,454
New York Harbor ULSD May 2020 Futures	5.1	3,748
Nickel March 2020 Futures	2.4	1,809
NYMEX - Natural Gas March 2022 Futures	0.9	689
Platinum April 2020 Futures	3.0	2,237
RBOB Gasoline March 2020 Futures	2.5	1,844
RBOB Gasoline May 2020 Futures	5.0	3,642
Silver March 2020 Futures	5.0	3,638
Silver May 2020 Futures	6.3	4,593
Soybean Meal March 2020 Futures	0.9	689
Soybean Meal May 2020 Futures	3.1	2,296
Soybean Oil March 2020 Futures	1.3	965
Soybean Oil May 2020 Futures	3.1	2,296
Soybeans March 2020 Futures	0.7	551
Soybeans May 2020 Futures	4.5	3,311
Sugar No. 11 March 2020 Futures	0.3	199
Wheat May 2020 Futures	3.1	2,296
WTI Crude March 2020 Futures	6.5	4,758
WTI Crude May 2020 Futures	5.2	3,867
Zinc March 2020 Futures	2.5	1,809
Zinc May 2020 Futures	3.7	2,693

Total Long Futures Contracts		$94,517

Cash	(28.6)%	$(21,036)
Total Notional Amount		$73,481

(13) The following table represents the individual positions within the total return swap as of December 31, 2019:
Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Aluminum March 2022 Futures	3.9%	$14,921
Arabica Coffee March 2020 Futures	2.9	11,023
Brent Crude March 2020 Futures	7.8	29,786
Copper March 2020 Futures	7.2	27,355
Corn March 2020 Futures	5.5	21,062
Cotton No. 02 March 2020 Futures	1.3	4,748
Gas Oil March 2020 Futures	2.7	10,403
Gold 100 oz. February 2020 Futures	13.4	50,941
Hard Red Winter Wheat March 2020 Futures	1.2	4,405
Lean Hogs February 2020 Futures	2.0	7,519
Live Cattle February 2020 Futures	3.9	14,734
New York Harbor ULSD March 2020 Futures	2.3	8,664
Nickel March 2020 Futures	3.2	12,022
NYMEX - Natural Gas March 2022 Futures	5.8	22,064
RBOB Gasoline March 2020 Futures	2.7	10,167
Silver March 2020 Futures	4.1	15,583
Soybean Meal March 2020 Futures	3.0	11,474
Soybean Oil March 2020 Futures	3.5	13,339
Soybeans March 2020 Futures	5.8	21,950
Sugar No. 11 March 2020 Futures	3.1	11,769
Wheat March 2020 Futures	3.2	11,966
WTI Crude March 2020 Futures	8.8	33,591
Zinc March 2020 Futures	2.7	10,258

Total Long Futures Contracts		$379,744

Total Notional Amount		$379,744

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2019 (Unaudited)

(14) The following table represents the individual positions within the total return swap as of December 31, 2019:
Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Aluminum March 2022 Futures	3.9%	$7,960
Arabica Coffee March 2020 Futures	2.9	5,881
Brent Crude March 2020 Futures	7.8	15,891
Copper March 2020 Futures	7.2	14,594
Corn March 2020 Futures	5.5	11,237
Cotton No. 02 March 2020 Futures	1.3	2,533
Gas Oil March 2020 Futures	2.7	5,550
Gold 100 oz. February 2020 Futures	13.4	27,177
Hard Red Winter Wheat March 2020 Futures	1.2	2,350
Lean Hogs February 2020 Futures	2.0	4,011
Live Cattle February 2020 Futures	3.9	7,861
New York Harbor ULSD March 2020 Futures	2.3	4,622
Nickel March 2020 Futures	3.2	6,414
NYMEX - Natural Gas March 2022 Futures	5.8	11,771
RBOB Gasoline March 2020 Futures	2.7	5,424
Silver March 2020 Futures	4.1	8,313
Soybean Meal March 2020 Futures	3.0	6,121
Soybean Oil March 2020 Futures	3.5	7,116
Soybeans March 2020 Futures	5.8	11,710
Sugar No. 11 March 2020 Futures	3.1	6,279
Wheat March 2020 Futures	3.2	6,384
WTI Crude March 2020 Futures	8.8	17,921
Zinc March 2020 Futures	2.7	5,473

Total Long Futures Contracts		$202,593

Total Notional Amount		$202,593

(15) The following table represents the individual positions within the total return swap as of December 31, 2019:
Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Aluminum March 2022 Futures	3.9%	$4,625
Arabica Coffee March 2020 Futures	2.9	3,417
Brent Crude March 2020 Futures	7.8	9,233
Copper March 2020 Futures	7.2	8,479
Corn March 2020 Futures	5.5	6,529
Cotton No. 02 March 2020 Futures	1.3	1,472
Gas Oil March 2020 Futures	2.7	3,224
Gold 100 oz. February 2020 Futures	13.4	15,790
Hard Red Winter Wheat March 2020 Futures	1.2	1,365
Lean Hogs February 2020 Futures	2.0	2,331
Live Cattle February 2020 Futures	3.9	4,567
New York Harbor ULSD March 2020 Futures	2.3	2,685
Nickel March 2020 Futures	3.2	3,726
NYMEX - Natural Gas March 2022 Futures	5.8	6,839
RBOB Gasoline March 2020 Futures	2.7	3,151
Silver March 2020 Futures	4.1	4,829
Soybean Meal March 2020 Futures	3.0	3,557
Soybean Oil March 2020 Futures	3.5	4,135
Soybeans March 2020 Futures	5.8	6,804
Sugar No. 11 March 2020 Futures	3.1	3,648
Wheat March 2020 Futures	3.2	3,709
WTI Crude March 2020 Futures	8.8	10,412
Zinc March 2020 Futures	2.7	3,180

Total Long Futures Contracts		$117,707

Total Notional Amount		$117,707

(16) The following table represents the individual positions within the total return swap as of December 31, 2019:
Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount	Referenced Commodity – Short Futures Contracts	% of Index	Notional Amount
Brent Crude March 2020 Futures	5.9%	$2,649	Arabica Coffee March 2020 Futures	1.3%	$595
Gas Oil February 2020 Futures	0.7	335	Copper March 2020 Futures	5.0	2,222
Gold 100 oz. February 2020 Futures	3.9	1,737	Corn March 2020 Futures	7.5	3,363
New York Harbor ULSD February 2020 Futures	5.6	2,511	Cotton No. 02 March 2020 Futures	0.6	257
NYMEX - Natural Gas February 2022 Futures	5.7	2,571	Hard Red Winter Wheat March 2020 Futures	0.5	237

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2019 (Unaudited)

RBOB Gasoline February 2020 Futures	2.0	880	Soybean Meal March 2020 Futures	1.4	620
Silver March 2020 Futures	2.1	929	Soybean Oil March 2020 Futures	1.6	721
WTI Crude February 2023 Futures	7.5	3,338	Soybeans March 2020 Futures	7.7	3,447
			Sugar No. 11 March 2020 Futures	6.4	2,862
			Wheat March 2020 Futures	1.4	647

Total Long Futures Contracts		$14,950	Total Short Futures Contracts		$14,971

Cash	33.2%	$14,855
		$29,805
Total Notional Amount					$44,776

(17) The following table represents the individual positions within the total return swap as of December 31, 2019:
Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount	Referenced Commodity – Short Futures Contracts	% of Index	Notional Amount
Brent Crude March 2020 Futures	10.2%	$9,260	Aluminum February 2022 Futures	2.3%	$2,098
LME - Copper February 2022 Futures	2.3	2,103	Arabica Coffee March 2020 Futures	1.2	1,087
Nickel February 2020 Futures	2.3	2,076	Cocoa March 2020 Futures	1.3	1,146
RBOB Gasoline February 2020 Futures	4.4	4,007	Corn March 2020 Futures	5.9	5,291
Soybean Meal March 2020 Futures	5.9	5,340	ICE - Natural Gas February 2020 Futures	2.1	1,886
Soybeans March 2020 Futures	8.1	7,318	Lean Hogs February 2020 Futures	1.2	1,105
			New York Harbor ULSD February 2020 Futures	8.9	8,089
			NYMEX - Natural Gas February 2022 Futures	2.2	1,970
			Wheat March 2020 Futures	5.9	5,324
			Zinc February 2020 Futures	2.3	2,088
Total Long Futures Contracts		$30,104	Total Short Futures Contracts		$30,084

Cash	33.5%	$30,271
		$60,375
Total Notional Amount					$90,459

(18) The following table represents the individual positions within the total return swap as of December 31, 2019:
Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Brent Crude May 2020 Futures	14.1%	$18,723
Copper May 2020 Futures	9.1	12,072
Gas Oil May 2020 Futures	5.7	7,550
Gold 100 oz. April 2020 Futures	14.7	19,399
Lean Hogs April 2020 Futures	1.1	1,423
Live Cattle April 2020 Futures	2.1	2,812
New York Harbor ULSD May 2020 Futures	5.7	7,536
Nickel May 2020 Futures	9.3	12,282
RBOB Gasoline May 2020 Futures	8.0	10,517
Silver May 2020 Futures	4.5	5,930
Soybean Meal May 2020 Futures	6.9	9,181
Soybeans May 2020 Futures	16.8	22,181
Sugar No. 11 May 2020 Futures	2.0	2,678

Total Long Futures Contracts		$132,284
Total Notional Amount		$132,284

(19) The following table represents the individual positions within the total return swap as of December 31, 2019:
Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Aluminum March 2022 Futures	3.9%	$3,912
Arabica Coffee March 2020 Futures	2.9	2,890
Brent Crude March 2020 Futures	7.8	7,809
Copper March 2020 Futures	7.2	7,172
Corn March 2020 Futures	5.5	5,522
Cotton No. 02 March 2020 Futures	1.3	1,245
Gas Oil March 2020 Futures	2.7	2,727
Gold 100 oz. February 2020 Futures	13.4	13,355
Hard Red Winter Wheat March 2020 Futures	1.2	1,155
Lean Hogs February 2020 Futures	2.0	1,971
Live Cattle February 2020 Futures	3.9	3,863
New York Harbor ULSD March 2020 Futures	2.3	2,271
Nickel March 2020 Futures	3.2	3,152
NYMEX - Natural Gas March 2022 Futures	5.8	5,784
RBOB Gasoline March 2020 Futures	2.7	2,666
Silver March 2020 Futures	4.1	4,085
Soybean Meal March 2020 Futures	3.0	3,008
Soybean Oil March 2020 Futures	3.5	3,497
Soybeans March 2020 Futures	5.8	5,755
Sugar No. 11 March 2020 Futures	3.1	3,085

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2019 (Unaudited)

Wheat March 2020 Futures	3.2	3,137
WTI Crude March 2020 Futures	8.8	8,807
Zinc March 2020 Futures	2.7	2,689

Total Long Futures Contracts		$99,557

Total Notional Amount		$99,557
(20) The following table represents the individual positions within the total return swap as of December 31, 2019:
Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Aluminum March 2022 Futures	3.9%	$9,594
Arabica Coffee March 2020 Futures	2.9	7,088
Brent Crude March 2020 Futures	7.8	19,152
Copper March 2020 Futures	7.2	17,589
Corn March 2020 Futures	5.5	13,543
Cotton No. 02 March 2020 Futures	1.3	3,053
Gas Oil March 2020 Futures	2.7	6,689
Gold 100 oz. February 2020 Futures	13.4	32,755
Hard Red Winter Wheat March 2020 Futures	1.2	2,832
Lean Hogs February 2020 Futures	2.0	4,835
Live Cattle February 2020 Futures	3.9	9,474
New York Harbor ULSD March 2020 Futures	2.3	5,571
Nickel March 2020 Futures	3.2	7,730
NYMEX - Natural Gas March 2022 Futures	5.8	14,187
RBOB Gasoline March 2020 Futures	2.7	6,537
Silver March 2020 Futures	4.1	10,020
Soybean Meal March 2020 Futures	3.0	7,378
Soybean Oil March 2020 Futures	3.5	8,577
Soybeans March 2020 Futures	5.8	14,113
Sugar No. 11 March 2020 Futures	3.1	7,567
Wheat March 2020 Futures	3.2	7,694
WTI Crude March 2020 Futures	8.8	21,599
Zinc March 2020 Futures	2.7	6,596

Total Long Futures Contracts		$244,173

Total Notional Amount		$244,173

(21) The following table represents the individual positions within the total return swap as of December 31, 2019:
Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Aluminum March 2022 Futures	3.9%	$1,953
Arabica Coffee March 2020 Futures	2.9	1,443
Brent Crude March 2020 Futures	7.8	3,899
Copper March 2020 Futures	7.2	3,580
Corn March 2020 Futures	5.5	2,757
Cotton No. 02 March 2020 Futures	1.2	621
Gas Oil March 2020 Futures	2.7	1,361
Gold 100 oz. February 2020 Futures	13.4	6,668
Hard Red Winter Wheat March 2020 Futures	1.2	577
Lean Hogs February 2020 Futures	2.0	984
Live Cattle February 2020 Futures	3.9	1,928
New York Harbor ULSD March 2020 Futures	2.3	1,134
Nickel March 2020 Futures	3.2	1,573
NYMEX - Natural Gas March 2022 Futures	5.8	2,888
RBOB Gasoline March 2020 Futures	2.7	1,331
Silver March 2020 Futures	4.1	2,040
Soybean Meal March 2020 Futures	3.0	1,502
Soybean Oil March 2020 Futures	3.5	1,746
Soybeans March 2020 Futures	5.8	2,873
Sugar No. 11 March 2020 Futures	3.1	1,540
Wheat March 2020 Futures	3.2	1,566
WTI Crude March 2020 Futures	8.9	4,397
Zinc March 2020 Futures	2.7	1,343

Total Long Futures Contracts		$49,704

Total Notional Amount		$49,704

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2019 (Unaudited)

(22) The following table represents the individual positions within the total return swap as of December 31, 2019:
Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Aluminum March 2022 Futures	3.9%	$14,377
Arabica Coffee March 2020 Futures	2.9	10,621
Brent Crude March 2020 Futures	7.8	28,699
Copper March 2020 Futures	7.2	26,357
Corn March 2020 Futures	5.5	20,294
Cotton No. 02 March 2020 Futures	1.3	4,574
Gas Oil March 2020 Futures	2.7	10,023
Gold 100 oz. February 2020 Futures	13.4	49,082
Hard Red Winter Wheat March 2020 Futures	1.2	4,244
Lean Hogs February 2020 Futures	2.0	7,245
Live Cattle February 2020 Futures	3.9	14,197
New York Harbor ULSD March 2020 Futures	2.3	8,347
Nickel March 2020 Futures	3.2	11,583
NYMEX - Natural Gas March 2022 Futures	5.8	21,258
RBOB Gasoline March 2020 Futures	2.7	9,796
Silver March 2020 Futures	4.1	15,014
Soybean Meal March 2020 Futures	3.0	11,055
Soybean Oil March 2020 Futures	3.5	12,852
Soybeans March 2020 Futures	5.8	21,149
Sugar No. 11 March 2020 Futures	3.1	11,339
Wheat March 2020 Futures	3.2	11,529
WTI Crude March 2020 Futures	8.8	32,365
Zinc March 2020 Futures	2.7	9,884

Total Long Futures Contracts		$365,884

Total Notional Amount		$365,884

(23) The following table represents the individual positions within the total return swap as of December 31, 2019:
Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Aluminum March 2022 Futures	3.9%	$8,178
Arabica Coffee March 2020 Futures	2.9	6,041
Brent Crude March 2020 Futures	7.8	16,325
Copper March 2020 Futures	7.2	14,993
Corn March 2020 Futures	5.5	11,544
Cotton No. 02 March 2020 Futures	1.3	2,602
Gas Oil March 2020 Futures	2.7	5,702
Gold 100 oz. February 2020 Futures	13.4	27,920
Hard Red Winter Wheat March 2020 Futures	1.2	2,414
Lean Hogs February 2020 Futures	2.0	4,121
Live Cattle February 2020 Futures	3.9	8,076
New York Harbor ULSD March 2020 Futures	2.3	4,748
Nickel March 2020 Futures	3.2	6,589
NYMEX - Natural Gas March 2022 Futures	5.8	12,093
RBOB Gasoline March 2020 Futures	2.7	5,573
Silver March 2020 Futures	4.1	8,541
Soybean Meal March 2020 Futures	3.0	6,289
Soybean Oil March 2020 Futures	3.5	7,311
Soybeans March 2020 Futures	5.8	12,030
Sugar No. 11 March 2020 Futures	3.1	6,450
Wheat March 2020 Futures	3.2	6,558
WTI Crude March 2020 Futures	8.8	18,411
Zinc March 2020 Futures	2.7	5,622

Total Long Futures Contracts		$208,131

Total Notional Amount		$208,131

(24) The following table represents the individual positions within the total return swap as of December 31, 2019:
Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Aluminum March 2022 Futures	3.9%	$2,604
Arabica Coffee March 2020 Futures	2.9	1,924
Brent Crude March 2020 Futures	7.8	5,198
Copper March 2020 Futures	7.2	4,774
Corn March 2020 Futures	5.5	3,676
Cotton No. 02 March 2020 Futures	1.3	828
Gas Oil March 2020 Futures	2.7	1,816

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2019 (Unaudited)

Gold 100 oz. February 2020 Futures	13.4	8,890
Hard Red Winter Wheat March 2020 Futures	1.2	769
Lean Hogs February 2020 Futures	2.0	1,312
Live Cattle February 2020 Futures	3.9	2,571
New York Harbor ULSD March 2020 Futures	2.3	1,512
Nickel March 2020 Futures	3.2	2,098
NYMEX - Natural Gas March 2022 Futures	5.8	3,850
RBOB Gasoline March 2020 Futures	2.7	1,774
Silver March 2020 Futures	4.1	2,719
Soybean Meal March 2020 Futures	3.0	2,002
Soybean Oil March 2020 Futures	3.5	2,328
Soybeans March 2020 Futures	5.8	3,830
Sugar No. 11 March 2020 Futures	3.1	2,054
Wheat March 2020 Futures	3.2	2,088
WTI Crude March 2020 Futures	8.8	5,862
Zinc March 2020 Futures	2.7	1,790

Total Long Futures Contracts		$66,269

Total Notional Amount		$66,269

(25) The following table represents the individual positions within the total return swap as of December 31, 2019:
Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Aluminum March 2022 Futures	3.9%	$8,044
Arabica Coffee March 2020 Futures	2.9	5,942
Brent Crude March 2020 Futures	7.8	16,058
Copper March 2020 Futures	7.2	14,747
Corn March 2020 Futures	5.5	11,355
Cotton No. 02 March 2020 Futures	1.2	2,559
Gas Oil March 2020 Futures	2.7	5,608
Gold 100 oz. February 2020 Futures	13.4	27,463
Hard Red Winter Wheat March 2020 Futures	1.2	2,375
Lean Hogs February 2020 Futures	2.0	4,054
Live Cattle February 2020 Futures	3.9	7,943
New York Harbor ULSD March 2020 Futures	2.3	4,671
Nickel March 2020 Futures	3.2	6,481
NYMEX - Natural Gas March 2022 Futures	5.8	11,895
RBOB Gasoline March 2020 Futures	2.7	5,481
Silver March 2020 Futures	4.1	8,401
Soybean Meal March 2020 Futures	3.0	6,186
Soybean Oil March 2020 Futures	3.5	7,191
Soybeans March 2020 Futures	5.8	11,833
Sugar No. 11 March 2020 Futures	3.1	6,345
Wheat March 2020 Futures	3.2	6,451
WTI Crude March 2020 Futures	8.9	18,109
Zinc March 2020 Futures	2.7	5,530

Total Long Futures Contracts		$204,722

Total Notional Amount		$204,722

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$223,611	$0	$223,611
Industrials	0	12,404	0	12,404
Specialty Finance	0	15,935	0	15,935
Utilities	0	34,221	0	34,221
U.S. Government Agencies	0	672,894	0	672,894
U.S. Treasury Obligations	0	3,477,560	0	3,477,560
Non-Agency Mortgage-Backed Securities	0	170,349	0	170,349
Asset-Backed Securities	0	261,638	0	261,638
Sovereign Issues	0	470,910	0	470,910
Preferred Securities
Banking & Finance	0	7,761	0	7,761
Short-Term Instruments
Repurchase Agreements	0	49,065	0	49,065
Argentina Treasury Bills	0	190	454	644
U.S. Treasury Bills	0	30,355	0	30,355

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2019 (Unaudited)

	$0	$5,426,893	$454	$5,427,347
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$139,455	$0	$0	$139,455
Total Investments	$139,455	$5,426,893	$454	$5,566,802

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(2,056)	0	(2,056)
U.S. Treasury Obligations	0	(74,545)	0	(74,545)
	$0	$(76,601)	$0	$(76,601)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	9,971	2,891	0	12,862
Over the counter	0	49,453	0	49,453
	$9,971	$52,344	$0	$62,315
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(9,931)	(1,993)	0	(11,924)
Over the counter	0	(22,566)	(147)	(22,713)
	$(9,931)	$(24,559)	$(147)	$(34,637)
Total Financial Derivative Instruments	$40	$27,785	$(147)	$27,678
Totals	$139,495	$5,378,077	$307	$5,517,879

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO Credit Opportunities Bond Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 85.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 16.3%
Altice Financing S.A. 4.515% (LIBOR03M + 2.750%) due 01/31/2026 ~		$3,430	$3,419
Altice France S.A. 5.427% (LIBOR03M + 3.688%) due 01/31/2026 ~		2,058	2,064
Ancestry.com Operations, Inc.
5.550% (LIBOR03M + 3.750%) due 10/19/2023 ~		199	197
6.050% (LIBOR03M + 4.250%) due 08/27/2026 ~		1,891	1,863
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021 «(h)		1,314	1,348
Brookfield Retail Holdings 4.299% (LIBOR03M + 2.500%) due 08/27/2025 ~		1,778	1,769
Caesars Entertainment Operating Co. 3.799% (LIBOR03M + 2.000%) due 10/07/2024 ~		1,301	1,311
Camelot U.S. Acquisition 1 Co. 5.049% (LIBOR03M + 3.250%) due 10/31/2026 ~		100	101
CenturyLink, Inc. 4.549% (LIBOR03M + 2.750%) due 01/31/2025 ~		598	602
Chobani LLC 5.299% (LIBOR03M + 3.500%) due 10/10/2023 ~		1,674	1,677
Citadel Securities LP 5.299% (LIBOR03M + 3.500%) due 02/27/2026 «~		596	596
CityCenter Holdings LLC 4.049% (LIBOR03M + 2.250%) due 04/18/2024 ~		2,772	2,787
CommScope, Inc. 5.049% (LIBOR03M + 3.250%) due 04/06/2026 ~		2,594	2,614
Core & Main LP 4.441% - 4.664% (LIBOR03M + 2.750%) due 08/01/2024 ~		2,494	2,495
Coty, Inc. 3.960% (LIBOR03M + 2.250%) due 04/07/2025 ~		399	391
CPG International, Inc. 5.933% (LIBOR03M + 3.750%) due 05/05/2024 «~		1,584	1,592
Diamond Resorts Corp. 5.549% (LIBOR03M + 3.750%) due 09/02/2023 ~		985	965
Diamond Sports Group LLC 5.030% (LIBOR03M + 3.250%) due 08/24/2026 ~		599	598
Envision Healthcare Corp. 5.549% (LIBOR03M + 3.750%) due 10/10/2025 ~		1,386	1,188
Genesee & Wyoming, Inc. TBD% due 11/06/2026		100	101
Intelsat Jackson Holdings S.A. 5.682% (LIBOR03M + 3.750%) due 11/27/2023 ~		5,600	5,618
Iridium Satellite LLC 5.549% (LIBOR03M + 3.750%) due 11/04/2026 ~		2,300	2,333
Jefferies Finance LLC 5.500% (LIBOR03M + 3.750%) due 06/03/2026 ~		100	100
MPH Acquisition Holdings LLC 4.695% (LIBOR03M + 2.750%) due 06/07/2023 ~		4,100	4,056
NCI Building Systems, Inc. 5.486% (LIBOR03M + 3.750%) due 04/12/2025 ~		6,247	6,244
Ortho-Clinical Diagnostics S.A. 5.306% (LIBOR03M + 3.250%) due 06/30/2025 ~		4,211	4,169
Parexel International Corp. 4.549% - 4.555% (LIBOR03M + 2.750%) due 09/27/2024 ~		3,623	3,557
PG&E Corp.
2.250% due 12/31/2020 «µ		783	786
2.250% - 3.970% (LIBOR03M + 2.250%) due 12/31/2020 «~µ		2,350	2,359
Sotera Health Holdings LLC 6.289% (LIBOR03M + 4.500%) due 12/11/2026 ~		1,896	1,904
Sprint Communications, Inc. 4.813% (LIBOR03M + 3.000%) due 02/02/2024 ~		1,188	1,186
Starfruit Finco BV
3.750% (EUR003M + 3.750%) due 10/01/2025 ~	EUR	200	227
4.960% (LIBOR03M + 3.250%) due 10/01/2025 ~		$291	292
Univision Communications, Inc. 4.549% (LIBOR03M + 2.750%) due 03/15/2024 ~		300	297
USI, Inc.
4.945% (LIBOR03M + 3.000%) due 05/16/2024 ~		2,574	2,577
5.799% (LIBOR03M + 4.000%) due 12/02/2026 «~		500	502
VFH Parent LLC 5.197% (LIBOR03M + 3.500%) due 03/01/2026 ~		2,355	2,367

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2019 (Unaudited)

XPO Logistics, Inc. 3.799% (LIBOR03M + 2.000%) due 02/24/2025 ~		700	704
Total Loan Participations and Assignments (Cost $66,117)			66,956
CORPORATE BONDS & NOTES 52.3%
BANKING & FINANCE 26.7%
American Homes 4 Rent LP 4.900% due 02/15/2029		2,100	2,351
American Tower Corp.
2.750% due 01/15/2027		200	200
3.800% due 08/15/2029		4,200	4,493
Aroundtown S.A. 5.375% due 03/21/2029		3,100	3,485
Banco BTG Pactual S.A.
4.500% due 01/10/2025		200	203
5.500% due 01/31/2023		200	209
Banco do Brasil S.A.
4.750% due 03/20/2024		2,000	2,103
4.875% due 04/19/2023		3,300	3,478
Banco Mercantil del Norte S.A. 7.500% due 06/27/2029 ●(f)(g)		200	214
Banco Votorantim S.A. 4.000% due 09/24/2022		300	306
Barclays Bank PLC 7.625% due 11/21/2022 (g)		1,300	1,462
Barclays PLC 4.972% due 05/16/2029 ●		1,200	1,352
Brandywine Operating Partnership LP 4.550% due 10/01/2029		1,400	1,523
Brixmor Operating Partnership LP 3.900% due 03/15/2027		2,200	2,308
Cantor Fitzgerald LP 6.500% due 06/17/2022		1,700	1,839
China Evergrande Group 6.250% due 06/28/2021		800	755
Country Garden Holdings Co. Ltd. 7.500% due 03/09/2020		3,100	3,121
CPI Property Group S.A. 4.750% due 03/08/2023		1,500	1,580
Credit Suisse AG 6.500% due 08/08/2023 (g)		900	1,006
Credit Suisse Group AG 6.375% due 08/21/2026 ●(f)(g)		400	432
Crown Castle International Corp. 3.100% due 11/15/2029		4,300	4,357
Deutsche Bank AG
3.961% due 11/26/2025 ●		2,200	2,248
4.250% due 10/14/2021		300	309
Digital Realty Trust LP 3.600% due 07/01/2029		500	520
Emerald Bay S.A. 0.000% due 10/08/2020 (c)	EUR	194	213
EPR Properties 3.750% due 08/15/2029		$4,475	4,536
Flagstar Bancorp, Inc. 6.125% due 07/15/2021		1,000	1,045
Ford Motor Credit Co. LLC
3.219% due 01/09/2022		1,200	1,209
3.550% due 10/07/2022		1,600	1,624
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		300	317
6.750% due 03/15/2022		1,775	1,854
Freedom Mortgage Corp. 8.125% due 11/15/2024		1,095	1,079
Genworth Holdings, Inc. 7.200% due 02/15/2021		1,800	1,859
Globalworth Real Estate Investments Ltd. 3.000% due 03/29/2025	EUR	1,400	1,692
GLP Capital LP
4.000% due 01/15/2030		$3,500	3,581
5.250% due 06/01/2025		1,200	1,320
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		1,884	2,025
Hudson Pacific Properties LP 4.650% due 04/01/2029		2,500	2,751
Intrum AB 3.500% due 07/15/2026	EUR	1,300	1,496
Jefferies Finance LLC
6.250% due 06/03/2026		$2,700	2,835
7.250% due 08/15/2024		700	723
Kilroy Realty LP 3.050% due 02/15/2030		2,235	2,204

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Life Storage LP 4.000% due 06/15/2029		400	428
MPT Operating Partnership LP
2.550% due 12/05/2023	GBP	100	135
4.625% due 08/01/2029		$1,100	1,135
Navient Corp. 8.000% due 03/25/2020		200	202
Oxford Finance LLC 6.375% due 12/15/2022		875	903
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		1,400	1,470
5.500% due 02/15/2024		225	247
Physicians Realty LP 4.300% due 03/15/2027		1,700	1,817
Pinnacol Assurance 8.625% due 06/25/2034 «(h)		3,000	3,211
Royal Bank of Scotland Group PLC
4.269% due 03/22/2025 ●		1,400	1,487
4.892% due 05/18/2029 ●		2,100	2,374
5.076% due 01/27/2030 ●		1,000	1,150
Sberbank of Russia Via SB Capital S.A.
5.125% due 10/29/2022		400	424
5.250% due 05/23/2023 (g)		200	215
6.125% due 02/07/2022		2,200	2,357
SBL Holdings LLC 5.125% due 11/13/2026		100	101
Service Properties Trust 4.350% due 10/01/2024		100	103
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		1,700	1,747
Spirit Realty LP 4.000% due 07/15/2029		2,300	2,422
Springleaf Finance Corp. 8.250% due 12/15/2020		1,000	1,051
Stearns Holdings LLC
5.000% due 11/05/2024		109	73
STORE Capital Corp. 4.625% due 03/15/2029		2,700	2,996
Sunac China Holdings Ltd. 8.625% due 07/27/2020		900	920
Times China Holdings Ltd. 6.750% due 07/16/2023		800	819
UBS AG 5.125% due 05/15/2024 (g)		1,675	1,809
UniCredit SpA 7.500% due 06/03/2026 ●(f)(g)	EUR	1,000	1,314
Vanke Real Estate Hong Kong Co. Ltd. 3.460% (US0003M + 1.550%) due 05/25/2023 ~		$1,900	1,913
VEREIT Operating Partnership LP 3.950% due 08/15/2027		1,800	1,892
Weyerhaeuser Co. 7.375% due 03/15/2032		2,100	2,910
WP Carey, Inc. 3.850% due 07/15/2029		300	317
			110,159
INDUSTRIALS 19.4%
Adani Ports & Special Economic Zone Ltd. 3.375% due 07/24/2024		600	604
Anheuser-Busch Cos. LLC 4.900% due 02/01/2046		900	1,066
Beacon Roofing Supply, Inc.
4.500% due 11/15/2026		1,500	1,547
4.875% due 11/01/2025		1,600	1,611
Bombardier, Inc.
6.000% due 10/15/2022		300	301
7.500% due 12/01/2024		1,400	1,474
Broadcom, Inc.
3.625% due 10/15/2024		900	936
4.250% due 04/15/2026		2,600	2,765
Centene Corp. 4.625% due 12/15/2029		1,000	1,056
Charter Communications Operating LLC 4.200% due 03/15/2028		4,800	5,115
Cielo USA, Inc. 3.750% due 11/16/2022		900	903
Community Health Systems, Inc.
6.250% due 03/31/2023		500	509
8.625% due 01/15/2024		600	637
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 «(b)		1,861	774
Core & Main Holdings LP (8.625% Cash or 9.375% PIK) 8.625% due 09/15/2024 (b)		300	313
Delhi International Airport Ltd. 6.450% due 06/04/2029		1,900	2,042

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Dell International LLC 6.020% due 06/15/2026		2,650	3,050
Diamond Sports Group LLC
5.375% due 08/15/2026		200	203
6.625% due 08/15/2027		1,800	1,754
DriveTime Automotive Group, Inc. 8.000% due 06/01/2021		925	942
Eldorado Intl. Finance GmbH 8.625% due 06/16/2021		1,200	1,256
Embraer Overseas Ltd. 5.696% due 09/16/2023		200	220
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027		200	209
Expedia Group, Inc. 3.800% due 02/15/2028		2,200	2,244
GMR Hyderabad International Airport Ltd. 4.250% due 10/27/2027		1,900	1,803
goeasy Ltd. 5.375% due 12/01/2024		200	204
Hilton Domestic Operating Co., Inc. 4.875% due 01/15/2030		3,000	3,185
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	500	589
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (b)		200	238
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		$500	531
Intelsat Jackson Holdings S.A. 5.500% due 08/01/2023		100	86
Las Vegas Sands Corp. 2.900% due 06/25/2025		200	202
Manitowoc Co., Inc. 9.000% due 04/01/2026		1,200	1,260
Mattel, Inc. 5.875% due 12/15/2027		100	106
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		760	782
5.250% due 04/26/2026		400	414
5.375% due 12/04/2029		600	617
5.625% due 07/17/2027		800	835
MGM China Holdings Ltd.
5.375% due 05/15/2024		1,100	1,146
5.875% due 05/15/2026		2,500	2,655
Netflix, Inc. 4.875% due 06/15/2030		600	610
NXP BV 3.875% due 06/18/2026		2,700	2,865
PGT Escrow Issuer, Inc. 6.750% due 08/01/2026		1,900	2,041
QGOG Constellation S.A. 9.000% due 11/09/2024 «		1,620	0
QVC, Inc. 4.850% due 04/01/2024		800	838
RegionalCare Hospital Partners Holdings, Inc. 8.250% due 05/01/2023		1,025	1,085
Sands China Ltd.
5.125% due 08/08/2025		2,700	2,971
5.400% due 08/08/2028		2,000	2,260
Sappi Papier Holding GmbH
3.125% due 04/15/2026 (j)	EUR	800	896
3.125% due 04/15/2026		478	535
Standard Industries, Inc. 4.750% due 01/15/2028		$3,200	3,287
Studio City Finance Ltd. 7.250% due 02/11/2024		200	212
Summer BC Holdco B SARL 5.750% due 10/31/2026	EUR	1,600	1,876
Transocean Guardian Ltd. 5.875% due 01/15/2024		$2,581	2,645
Unigel Luxembourg S.A. 8.750% due 10/01/2026		600	613
Univision Communications, Inc. 5.125% due 02/15/2025		2,825	2,800
Virgin Media Secured Finance PLC 5.250% due 05/15/2029	GBP	2,500	3,588
Western Digital Corp. 4.750% due 02/15/2026		$2,100	2,193
Wyndham Destinations, Inc. 4.625% due 03/01/2030		400	402

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Wynn Macau Ltd. 5.125% due 12/15/2029	1,800	1,841
		79,742
UTILITIES 6.2%
AT&T, Inc. 4.100% due 02/15/2028	3,700	4,025
Azure Power Energy Ltd. 5.500% due 11/03/2022	1,100	1,124
Clearway Energy Operating LLC 5.000% due 09/15/2026	2,200	2,278
Gazprom Neft OAO Via GPN Capital S.A. 6.000% due 11/27/2023	2,000	2,236
Greenko Solar Mauritius Ltd. 5.950% due 07/29/2026	1,400	1,415
Novatek OAO via Novatek Finance DAC 4.422% due 12/13/2022	3,400	3,572
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^	2,961	2,917
Oi S.A. (10.000% Cash or 12.000% PIK) 10.000% due 07/27/2025 (b)(h)	1,100	988
ReNew Power Synthetic 6.670% due 03/12/2024	1,400	1,456
Rio Oil Finance Trust
8.200% due 04/06/2028	804	931
9.250% due 07/06/2024	1,211	1,360
Sprint Corp.
7.125% due 06/15/2024	100	108
7.250% due 09/15/2021	2,372	2,513
7.875% due 09/15/2023	200	221
Targa Resources Partners LP 5.500% due 03/01/2030	300	309
		25,453
Total Corporate Bonds & Notes (Cost $210,413)		215,354
MUNICIPAL BONDS & NOTES 0.0%
NEW YORK 0.0%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005 6.000% due 06/01/2028	195	195
Total Municipal Bonds & Notes (Cost $183)		195
U.S. GOVERNMENT AGENCIES 1.0%
Freddie Mac 16.597% due 11/25/2055 «~	382	230
Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	3,800	3,849
Total U.S. Government Agencies (Cost $4,096)		4,079
U.S. TREASURY OBLIGATIONS 1.4%
U.S. Treasury Bonds
2.250% due 08/15/2049	967	937
U.S. Treasury Inflation Protected Securities (e)
0.250% due 07/15/2029 (l)	4,729	4,776
U.S. Treasury Notes
1.750% due 11/15/2029	76	75
2.125% due 03/31/2024 (n)	40	41
Total U.S. Treasury Obligations (Cost $5,853)		5,829
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.8%
American Home Mortgage Investment Trust 3.657% due 11/25/2045 ^●	54	39
Banc of America Alternative Loan Trust 12.998% due 09/25/2035 ^●	690	855
Banc of America Funding Trust
3.982% due 09/20/2047 ^~	550	495
7.000% due 10/25/2037 ^	205	167
BCAP LLC Trust
2.012% due 05/25/2047 ^●	252	238
2.208% due 05/26/2035 ●	13	13
Bear Stearns ALT-A Trust 3.667% due 04/25/2037 ~	463	405
Chase Mortgage Finance Trust 4.305% due 09/25/2036 ^~	123	118
Citigroup Mortgage Loan Trust 6.000% due 11/25/2036	68	70
Countrywide Alternative Loan Trust
1.955% due 09/20/2046 ●	254	224
1.982% due 07/25/2046 ^●	181	170

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2019 (Unaudited)

1.982% due 09/25/2046 ^●	540	513
2.092% due 06/25/2035 ^●	493	383
2.102% due 11/25/2035 ●	169	169
2.192% due 04/25/2035 ^●	449	384
3.092% due 10/25/2035 ^●	254	216
5.750% due 07/25/2035 ^	153	134
6.000% due 08/25/2036 ^●	336	293
6.000% due 05/25/2037 ^	839	602
Countrywide Home Loan Mortgage Pass-Through Trust
3.874% due 09/25/2037 ^~	570	548
5.750% due 07/25/2037 ^	163	134
6.000% due 10/25/2034	10	10
Credit Suisse Mortgage Capital Certificates 3.525% due 12/29/2037 ~	6,567	5,416
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.000% due 07/25/2036	783	645
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
1.892% due 08/25/2037 ^●	609	511
1.942% due 02/25/2047 ●	2,694	2,014
First Horizon Alternative Mortgage Securities Trust
3.836% due 08/25/2035 ^~	163	149
6.000% due 05/25/2036 ^	10	8
Impac Secured Assets Trust 1.942% due 11/25/2036 ●	799	761
IndyMac Mortgage Loan Trust
2.042% due 02/25/2037 ●	384	283
3.673% due 11/25/2035 ^~	411	391
4.001% due 05/25/2037 ^~	194	172
6.250% due 11/25/2037 ^	330	242
JPMorgan Alternative Loan Trust 3.584% due 11/25/2036 ^~	119	119
MASTR Adjustable Rate Mortgages Trust 5.004% due 11/25/2034 ~	312	320
Merrill Lynch Alternative Note Asset Trust 1.902% due 03/25/2037 ●	2,232	902
Morgan Stanley Mortgage Loan Trust 3.578% due 11/25/2037 ~	420	373
Residential Accredit Loans, Inc. Trust
2.142% due 08/25/2035 ^●	784	665
4.446% due 07/25/2035 ~	42	40
5.006% due 12/26/2034 ^~	379	262
5.084% due 09/25/2035 ^~	20	18
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 10/25/2036 ^	27	26
WaMu Mortgage Pass-Through Certificates Trust
2.377% due 07/25/2047 ^●	100	85
3.337% due 12/25/2036 ^~	175	168
Total Non-Agency Mortgage-Backed Securities (Cost $17,632)		19,750
ASSET-BACKED SECURITIES 5.2%
ACE Securities Corp. Home Equity Loan Trust 2.342% due 12/25/2045 ^●	864	622
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.022% due 01/25/2036 ●	547	519
Asset-Backed Funding Certificates Trust
2.792% due 06/25/2037 ●	425	383
2.842% due 03/25/2034 ^●	845	829
Bear Stearns Asset-Backed Securities Trust
2.132% due 05/25/2036 ^●	565	557
2.142% due 12/25/2035 ^●	406	276
3.592% due 07/25/2034 ●	514	512
Citigroup Mortgage Loan Trust 1.952% due 12/25/2036 ●	1,325	922
Credit-Based Asset Servicing & Securitization LLC 2.932% due 07/25/2036 ●	122	122
GSAMP Trust
1.912% due 12/25/2036 ●	525	306
2.022% due 12/25/2046 ●	473	297
HSI Asset Securitization Corp. Trust 2.182% due 11/25/2035 ●	1,460	1,443
Long Beach Mortgage Loan Trust 4.567% due 07/25/2033 ●	94	102
MASTR Asset-Backed Securities Trust
1.902% due 08/25/2036 ●	622	321
1.942% due 08/25/2036 ●	1,408	733
Morgan Stanley ABS Capital, Inc. Trust
1.922% due 01/25/2037 ●	4,158	2,168
1.942% due 06/25/2036 ●	232	201
1.942% due 10/25/2036 ●	2,135	1,377
1.942% due 12/25/2036 ●	121	74
2.022% due 09/25/2036 ●	876	489
Morgan Stanley Mortgage Loan Trust 5.965% due 09/25/2046 ^þ	1,329	741
New Century Home Equity Loan Trust 4.792% (US0001M + 3.000%) due 01/25/2033 ^~	102	93

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2019 (Unaudited)

People’s Financial Realty Mortgage Securities Trust 1.932% due 09/25/2036 ●		3,986	1,557
Renaissance Home Equity Loan Trust 5.879% due 06/25/2037 ^þ		2,099	912
Residential Asset Mortgage Products Trust 2.252% due 12/25/2035 ●		1,442	1,275
Residential Asset Securities Corp. Trust 2.672% due 08/25/2034 ●		339	315
Securitized Asset-Backed Receivables LLC Trust
2.042% due 03/25/2036 ●		1,539	1,086
2.042% due 05/25/2036 ●		993	630
SG Mortgage Securities Trust 1.972% due 02/25/2036 ●		1,269	836
Structured Asset Investment Loan Trust
2.917% due 01/25/2035 ●		1,024	914
3.172% due 04/25/2033 ●		35	36
3.367% due 01/25/2035 ●		1,102	580
3.517% due 01/25/2035 ^●		734	127
Total Asset-Backed Securities (Cost $19,415)			21,355
SOVEREIGN ISSUES 1.9%
Argentina Government International Bond
3.750% due 12/31/2038 þ		1,800	884
42.836% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	180	1
56.589% (ARLLMONP) due 06/21/2020 ~(a)		24,000	217
Autonomous City of Buenos Aires Argentina 51.313% (BADLARPP + 5.000%) due 01/23/2022 ~(a)		1,290	16
Russia Government International Bond
7.650% due 04/10/2030	RUB	184,700	3,284
8.500% due 09/17/2031		44,000	838
South Africa Government International Bond 4.850% due 09/30/2029		$2,300	2,306
Ukraine Government International Bond 7.750% due 09/01/2021		300	318
Total Sovereign Issues (Cost $8,135)			7,864
		SHARES
WARRANTS 0.0%
UTILITIES 0.0%
Vistra Energy Corp. - Exp. 02/02/2024		34,977	76
Total Warrants (Cost $92)			76
PREFERRED SECURITIES 1.1%
BANKING & FINANCE 1.1%
Bank of America Corp. 5.875% due 03/15/2028 ●(f)		1,900,000	2,109
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (f)		1,700,000	2,431
Total Preferred Securities (Cost $4,199)			4,540
SHORT-TERM INSTRUMENTS 1.2%
REPURCHASE AGREEMENTS (i) 1.1%			4,673
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
41.333% due 04/03/2020 «~(d)	ARS	1,720	24
U.S. TREASURY BILLS 0.1%
1.565% due 02/11/2020 (c)(d)(n)		$270	269

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Total Short-Term Instruments (Cost $4,966)		4,966
Total Investments in Securities (Cost $341,101)		350,964
	SHARES
INVESTMENTS IN AFFILIATES 15.2%
SHORT-TERM INSTRUMENTS 15.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.2%
PIMCO Short-Term Floating NAV Portfolio III	6,331,337	62,636
Total Short-Term Instruments (Cost $62,626)		62,636
Total Investments in Affiliates (Cost $62,626)		62,636
Total Investments 100.4% (Cost $403,727)		$413,600
Financial Derivative Instruments (k)(m) (0.0)%(Cost or Premiums, net $(861))		(108)
Other Assets and Liabilities, net (0.4)%		(1,583)
Net Assets 100.0%		$411,909

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Payment in-kind security.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

(h)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$1,314	$1,348	0.33%
Oi S.A. (10.000% Cash or 12.000% PIK)	10.000	07/27/2025	04/01/2019	1,155	988	0.24
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	3,000	3,211	0.78
				$5,469	$5,547	1.35%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$717	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(736)	$717	$717
SBI	1.400	12/26/2019	01/09/2020	3,956	Deere & Co. 3.900% due 06/09/2042	(1,464)	3,956	3,957
					Target Corp. 3.900% due 11/15/2047	(1,268)
					Walmart, Inc. 4.050% due 06/29/2048	(1,183)
Total Repurchase Agreements						$(4,651)	$4,673	$4,674

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

MEI	(0.950)%	11/18/2019	TBD(3)	EUR	(760)	$(851)
Total Reverse Repurchase Agreements						$(851)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)

Corporate Bonds & Notes (0.9)%
Industrials (0.9)%
Deere & Co.	3.900%	06/09/2042	$1,300	$(1,432)	$(1,465)
Target Corp.	3.900	11/15/2047	1,100	(974)	(1,268)
Walmart, Inc.	4.050	06/29/2048	1,000	(952)	(1,183)

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Total Short Sales (0.9)%	$(3,358)	$(3,916)

(j)	Securities with an aggregate market value of $896 have been pledged as collateral under the terms of master agreements as of December 31, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(4,063) at a weighted average interest rate of 1.109%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(4)	Payable for short sales includes $9 of accrued interest.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-BTP Italy Government Bond March Futures	03/2020	4	$639	$(8)	$0	$(2)
U.S. Treasury 10-Year Note March Futures	03/2020	274	35,188	(302)	0	(30)
				$(310)	$0	$(32)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond March Futures	03/2020	24	$(2,408)	$44	$12	$0
Euro-Bund 10-Year Bond March Futures	03/2020	8	(1,530)	26	10	0
U.S. Treasury 2-Year Note March Futures	03/2020	333	(71,762)	67	0	(15)
				$137	$22	$(15)
Total Futures Contracts				$(173)	$22	$(47)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Anheuser-Busch InBev	(1.000)%	Quarterly	12/20/2023	0.346%	EUR	3,300	$(69)	$(29)	$(98)	$0	$(1)
AutoZone, Inc.	(1.000)	Quarterly	06/20/2024	0.279		$4,400	(118)	(21)	(139)	1	0
International Business Machines Corp.	(1.000)	Quarterly	12/20/2023	0.330		4,000	(46)	(59)	(105)	0	0
Johnson Controls International PLC	(1.000)	Quarterly	12/20/2024			4,200	(153)	(4)	(157)	1	0
Kohl's Corp.	(1.000)	Quarterly	12/20/2023	0.804		2,000	55	(71)	(16)	0	(1)
L Brands, Inc.	(1.000)	Quarterly	12/20/2023	1.982		2,100	163	(86)	77	0	(3)
Lowe's Cos., Inc.	(1.000)	Quarterly	12/20/2023	0.171		1,900	(46)	(16)	(62)	0	0
Macy's Retail Holdings, Inc.	(1.000)	Quarterly	12/20/2023	1.148		2,100	90	(79)	11	0	(1)
McDonald's Corp.	(1.000)	Quarterly	06/20/2024	0.205		2,200	(79)	2	(77)	1	0
Southwest Airlines Co.	(1.000)	Quarterly	06/20/2023	0.212		3,000	(65)	(16)	(81)	1	0
Target Corp.	(1.000)	Quarterly	06/20/2023	0.158		3,000	(76)	(11)	(87)	1	0
Toll Brothers Finance Corp.	(1.000)	Quarterly	06/20/2024	0.679		4,300	5	(66)	(61)	4	0
Tyson Foods, Inc.	(1.000)	Quarterly	06/20/2024	0.298		4,400	(129)	(6)	(135)	1	0
							$(468)	$(462)	$(930)	$10	$(6)

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2019 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Bombardier, Inc.	5.000%	Quarterly	12/20/2024	3.682%	$400	$(12)	$35	$23	$1	$0
DISH DBS Corp.	5.000	Quarterly	12/20/2022	1.879	400	23	13	36	0	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.766	3,900	(61)	102	41	0	(3)
General Electric Co.	1.000	Quarterly	12/20/2024	0.857	2,000	(32)	46	14	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.494	200	3	2	5	0	0
						$(79)	$198	$119	$1	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.IG-33 5-Year Index	(1.000)%	Quarterly	12/20/2024		$7,200	$(167)	$(22)	$(189)	$1	$0
iTraxx Europe Main 31 5-Year Index	(1.000)	Quarterly	06/20/2024	EUR	4,200	(130)	(3)	(133)	1	0
iTraxx Europe Main 32 5-Year Index	(1.000)	Quarterly	12/20/2024		5,000	(132)	(26)	(158)	2	0
						$(429)	$(51)	$(480)	$4	$0

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	5.960%	Maturity	01/02/2023	BRL	34,300	$5	$54	$59	$2	$0
Pay	1-Year BRL-CDI	6.430	Maturity	01/04/2027		7,200	(1)	(5)	(6)	0	0
Pay	1-Year BRL-CDI	7.050	Maturity	01/04/2027		10,200	0	66	66	0	(1)
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029	CAD	1,300	(5)	(19)	(24)	0	(9)
Pay	3-Month USD-LIBOR	1.670	Semi-Annual	12/27/2024		$1,400	(2)	(3)	(5)	0	(2)
Pay	3-Month USD-LIBOR	1.660	Semi-Annual	12/31/2024		1,400	(2)	(3)	(5)	0	(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		9,100	(167)	197	30	20	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	03/18/2030		2,200	(45)	28	(17)	7	0
Pay	6-Month CLP-CHILIBOR	3.240	Semi-Annual	12/04/2029	CLP	265,800	0	11	11	0	0
Pay	6-Month CLP-CHILIBOR	3.420	Semi-Annual	12/10/2029		26,000	0	2	2	0	0
Receive(6)	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	4,200	77	101	178	23	0
Receive(6)	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		$1,800	(1)	22	21	10	0
Pay(6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2025	GBP	8,700	11	(89)	(78)	0	(12)
Receive(6)	6-Month GBP-LIBOR	1.000	Semi-Annual	06/17/2030		1,200	(5)	10	5	10	0
Receive(6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050		2,300	56	234	290	49	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	292,500	(7)	(44)	(51)	0	(4)
Pay	28-Day MXN-TIIE	8.038	Lunar	02/29/2024	MXN	54,200	0	155	155	0	0
Pay	28-Day MXN-TIIE	7.850	Lunar	04/17/2024		47,700	0	121	121	0	0
Pay	28-Day MXN-TIIE	6.648	Lunar	12/13/2024		27,600	(1)	3	2	0	0
							$(87)	$841	$754	$121	$(29)
Total Swap Agreements							$(1,063)	$526	$(537)	$136	$(38)

(l)	Securities with an aggregate market value of $4,776 and cash of $2,595 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2019 (Unaudited)

(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
AZD	03/2020		$178	HKD	1,394	$1	$0
BOA	01/2020	JPY	73,679		$674	0	(4)
	01/2020		$381	MXN	7,618	20	0
BPS	01/2020		212	EUR	192	3	0
	01/2020		835	TRY	4,898	0	(16)
	02/2020	BRL	968		$237	0	(3)
BSH	01/2020	MXN	4,615		239	0	(4)
	05/2020		$235	MXN	4,615	4	0
CBK	01/2020	GBP	5,445		$7,087	0	(127)
	01/2020		$346	EUR	312	4	0
	01/2020		12,925	JPY	1,403,300	0	(8)
	02/2020	PEN	7,124		$2,096	0	(51)
	02/2020		$851	COP	2,950,726	45	0
	03/2020		2,075	PEN	7,048	48	0
GLM	01/2020		26		86	0	0
	02/2020	RUB	128,289		$1,987	0	(70)
	02/2020		$139	MXN	2,659	1	0
	03/2020		1,326	IDR	18,928,800	34	0
HUS	01/2020	MXN	3,003		$153	0	(5)
	01/2020		$3,483	GBP	2,698	92	0
	04/2020		149	MXN	2,928	4	0
SCX	01/2020	GBP	99		$129	0	(2)
	02/2020		$997	PLN	3,908	33	0
SOG	01/2020	RUB	3,061		$49	0	0
SSB	01/2020	BRL	9,330		2,299	0	(20)
	01/2020		$2,205	BRL	9,330	114	0
	02/2020		2,296		9,330	21	0
UAG	01/2020	EUR	12,144		$13,413	0	(215)
Total Forward Foreign Currency Contracts						$424	$(525)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940%	02/18/2020	9,450	$69	$236
Total Purchased Options							$69	$236

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475%	02/19/2020	1,000	$(1)	$(2)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.725	02/19/2020	1,000	(1)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	1,200	(1)	(1)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	500	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	1,200	(1)	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	500	(1)	0
BPS	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	900	(1)	0
	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475	02/19/2020	700	0	(1)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.800	02/19/2020	700	0	0
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.675	05/20/2020	100	0	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	400	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	400	(1)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	02/19/2020	600	0	(1)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	400	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	1,000	(2)	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	700	(1)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	900	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	900	(1)	0

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2019 (Unaudited)

BRC	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	3,600	(2)	(3)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	3,600	(4)	(1)
CBK	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	900	(1)	0
	Put - OTC CDX.IG-33 5-Year Index	Sell	1.000	01/15/2020	1,500	(1)	0
	Put - OTC CDX.IG-33 5-Year Index	Sell	1.200	01/15/2020	2,200	(1)	0
	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475	02/19/2020	1,400	(1)	(2)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.625	02/19/2020	1,400	(1)	(1)
DBL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	800	0	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	800	(1)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	02/19/2020	500	0	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	02/19/2020	500	(1)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	400	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	400	(1)	0
FBF	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475	01/15/2020	2,400	(1)	(3)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.625	01/15/2020	2,400	(2)	0
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	1,000	(1)	0
GST	Put - OTC CDX.IG-32 5-Year Index	Sell	2.900	06/17/2020	1,900	(2)	0
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	3.000	06/17/2020	2,000	(2)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	800	(1)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	800	(1)	0
JLN	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	400	0	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	400	0	0
JPM	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	500	(1)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	500	(1)	0
MEI	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	500	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	500	(1)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	500	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	500	(1)	0
						$(40)	$(27)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.465%	01/13/2020	1,600	$(2)	$0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.745	01/13/2020	1,600	(2)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.700	01/16/2020	800	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.950	01/16/2020	800	(2)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.760	01/30/2020	1,600	(4)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.030	01/30/2020	1,600	(4)	(4)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.086	02/18/2020	900	(69)	(201)
BPS	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.360	01/21/2020	1,500	(3)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750	01/21/2020	1,500	(3)	(3)
DUB	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.438	01/03/2020	1,600	(3)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.693	01/03/2020	1,600	(2)	(4)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	01/02/2020	1,400	(2)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750	01/02/2020	1,400	(2)	(1)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.340	01/03/2020	100	0	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.620	01/03/2020	100	0	(1)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.460	01/06/2020	1,400	(2)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.740	01/06/2020	1,400	(2)	(2)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.470	01/09/2020	1,400	(2)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750	01/09/2020	1,400	(3)	(2)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.540	01/13/2020	1,400	(2)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.820	01/13/2020	1,400	(2)	(1)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.340	01/03/2020	1,400	(2)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.620	01/03/2020	1,400	(2)	(7)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.510	01/06/2020	1,600	(2)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.780	01/06/2020	1,600	(2)	(1)

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.485	01/10/2020	1,600	(2)	0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	01/10/2020	1,600	(2)	(2)
						$(125)	$(240)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	$99.797	02/05/2020	200	$0	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	99.813	02/05/2020	700	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	100.703	02/05/2020	400	(1)	(1)
					$(2)	$(1)
Total Written Options					$(167)	$(268)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Mexico Government International Bond	(1.000)%	Quarterly	12/20/2023	0.559%	$5,700	$64	$(163)	$0	$(99)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)

									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Tencent Holdings Ltd.	1.000%	Quarterly	12/20/2024	0.672%	$600	$7	$2	$9	$0
BRC	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.894	200	0	1	1	0
	Huarong Finance Co. Ltd.	1.000	Quarterly	12/20/2024	1.399	200	(4)	0	0	(4)
	Italy Government International Bond	1.000	Quarterly	12/20/2024	0.796	600	2	4	6	0
	Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.672	300	3	2	5	0
FBF	Italy Government International Bond	1.000	Quarterly	12/20/2024	0.796	1,500	3	12	15	0
GST	Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.539	200	3	1	4	0
NGF	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.894	200	0	1	1	0
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.832	200	0	2	2	0
							$14	$25	$43	$(4)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

								Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	CDX.HY-31 5-Year Index 25-35%	5.000%	Quarterly	12/20/2023	$100	$11	$6	$17	$0
CBK	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	200	21	13	34	0
GST	CDX.HY-29 5-Year Index 25-35%	5.000	Quarterly	12/20/2022	100	14	0	14	0
	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	400	47	21	68	0
JPM	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	900	112	41	153	0
MYC	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	100	12	5	17	0
						$217	$86	$303	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Receive	iBoxx USD Liquid High Yield Index	N/A	1.908% (3-Month USD-LIBOR)	Maturity	03/20/2020	$11,100	$5	$(296)	$0	$(291)
Total Swap Agreements								$300	$(348)	$346	$(394)

(n)	Securities with an aggregate market value of $310 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.

(1)	Notional Amount represents the number of contracts.

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2019 (Unaudited)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$59,773	$7,183	$66,956
Corporate Bonds & Notes
Banking & Finance	0	106,948	3,211	110,159
Industrials	0	78,968	774	79,742
Utilities	0	25,453	0	25,453
Municipal Bonds & Notes
New York	0	195	0	195
U.S. Government Agencies	0	3,849	230	4,079
U.S. Treasury Obligations	0	5,829	0	5,829
Non-Agency Mortgage-Backed Securities	0	19,750	0	19,750
Asset-Backed Securities	0	21,355	0	21,355
Sovereign Issues	0	7,864	0	7,864
Warrants
Utilities	76	0	0	76
Preferred Securities
Banking & Finance	0	4,540	0	4,540
Short-Term Instruments
Repurchase Agreements	0	4,673	0	4,673
Argentina Treasury Bills	0	0	24	24
U.S. Treasury Bills	0	269	0	269
	$76	$339,466	$11,422	$350,964
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$62,636	$0	$0	$62,636
Total Investments	$62,712	$339,466	$11,422	$413,600
Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(3,916)	$0	$(3,916)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	22	136	0	158
Over the counter	0	1,006	0	1,006
	$22	$1,142	$0	$1,164
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(47)	(38)	0	(85)
Over the counter	0	(1,187)	0	(1,187)
	$(47)	$(1,225)	$0	$(1,272)
Total Financial Derivative Instruments	$(25)	$(83)	$0	$(108)
Totals	$62,687	$335,467	$11,422	$409,576

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2019 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2019:

Category and Subcategory	Beginning Balance at 03/31/2019	Net Purchases	Net Sales/SettlementS	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2019 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$11,084	$2,856	$(3,015)	$29	$3	$290	$3,145	$(7,209)	$7,183	$36
Corporate Bonds & Notes
Banking & Finance	2,935	0	0	0	0	276	0	0	3,211	276
Industrials	0	1,297	0	0	0	(523)	0	0	774	(523)
U.S. Government Agencies	233	0	(4)	8	1	(8)	0	0	230	(9)
Short-Term Instruments
Argentina Treasury Bills	0	23	0	0	0	1	0	0	24	0
Totals	$14,252	$4,176	$(3,019)	$37	$4	$36	$3,145	$(7,209)	$11,422	$(220)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)	Weighted Average%
Investments in Securities, at Value
Loan Participations and Assignments	$1,348	Proxy Pricing	Base Price	102.500	-
	5,835	Third Party Vendor	Broker Quote	100.125 - 100.500	100.393
Corporate Bonds & Notes
Banking & Finance	3,211	Reference Instrument	Option Adjusted Spread	584.983 bps	-
Industrials	593	Market Based Approach	Recovery Value	47.609	-
	181	Other Valuation Techniques(2)	-	-	-
U.S. Government Agencies	230	Proxy Pricing	Base Price	60.172	-
Short-Term Instruments
Argentina Treasury Bills	24	Proxy Pricing	Base Price	100.000	-
Total	$11,422

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Diversified Income Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.1%
Aleris International, Inc. 6.555% (LIBOR03M + 4.750%) due 02/27/2023 ~		$2,413	$2,420
Altice France S.A.
5.427% (LIBOR03M + 3.688%) due 01/31/2026 ~		49	49
5.740% (LIBOR03M + 4.000%) due 08/14/2026 ~		5,511	5,542
Altra Industrial Motion Corp. 3.799% (LIBOR03M + 2.000%) due 10/01/2025 ~		240	241
Altran Technologies S.A. 3.000% (EUR003M + 3.000%) due 03/20/2025 ~	EUR	666	752
American Builders & Contractors Supply Co., Inc. 3.799% (LIBOR03M + 2.000%) due 01/15/2027 ~		$1,097	1,102
American Honda Finance Corp. 2.811% (LIBOR03M + 0.850%) due 03/29/2021 «~		2,100	2,100
API Group, Inc. 4.299% (LIBOR03M + 2.500%) due 10/01/2026 ~		400	404
Asurion LLC
4.799% (LIBOR03M + 3.000%) due 11/03/2024 ~		227	228
8.299% (LIBOR03M + 6.500%) due 08/04/2025 ~		80	81
Avaya, Inc. 5.990% (LIBOR03M + 4.250%) due 12/15/2024 ~		359	353
Avolon TLB Borrower (U.S.) LLC 3.515% (LIBOR03M + 1.750%) due 01/15/2025 ~		127	128
B.C. Unlimited Liability Co. 3.549% (LIBOR03M + 1.750%) due 11/19/2026 ~		90	90
Bausch Health Cos., Inc.
4.490% (LIBOR03M + 2.750%) due 11/27/2025 ~		26	26
4.740% (LIBOR03M + 3.000%) due 06/02/2025 ~		2,014	2,029
Beacon Roofing Supply, Inc. 4.049% (LIBOR03M + 2.250%) due 01/02/2025 ~		98	99
Blackstone CQP Holdco LP 5.408% (LIBOR03M + 3.500%) due 09/30/2024 ~		3,234	3,257
Caesars Entertainment Operating Co. 3.799% (LIBOR03M + 2.000%) due 10/07/2024 ~		325	328
Caesars Resort Collection LLC 4.549% (LIBOR03M + 2.750%) due 12/23/2024 ~		1,078	1,081
CenturyLink, Inc. 4.549% (LIBOR03M + 2.750%) due 01/31/2025 ~		4,735	4,760
Charter Communications Operating LLC 3.550% (LIBOR03M + 1.750%) due 02/01/2027 ~		5,791	5,834
Chesapeake Energy Corp. TBD% due 06/09/2024		410	423
CityCenter Holdings LLC 4.049% (LIBOR03M + 2.250%) due 04/18/2024 ~		390	392
CommScope, Inc. 5.049% (LIBOR03M + 3.250%) due 04/06/2026 ~		479	483
Core & Main LP 4.441% - 4.664% (LIBOR03M + 2.750%) due 08/01/2024 ~		192	192
CSC Holdings LLC 4.240% (LIBOR03M + 2.500%) due 04/15/2027 ~		198	199
Dell International LLC 3.800% (LIBOR03M + 2.000%) due 09/19/2025 ~		96	97
Delos Finance SARL 3.695% (LIBOR03M + 1.750%) due 10/06/2023 ~		140	141
Diamond Resorts Corp. 5.549% (LIBOR03M + 3.750%) due 09/02/2023 ~		1,452	1,422
Dubai World (2.000% Cash and 1.750% PIK) 3.750% (LIBOR03M + 2.000%) due 09/30/2022 ~(b)		5,034	4,701
Dun & Bradstreet Corp. 6.792% (LIBOR03M + 5.000%) due 02/06/2026 ~		200	202
Energizer Holdings, Inc. 4.000% (LIBOR03M + 2.250%) due 12/17/2025 ~		198	199
Envision Healthcare Corp. 5.549% (LIBOR03M + 3.750%) due 10/10/2025 ~		1,287	1,103
Financial & Risk U.S. Holdings, Inc. 5.049% (LIBOR03M + 3.250%) due 10/01/2025 ~		5,693	5,749
Flying Fortress, Inc. 3.695% (LIBOR03M + 1.750%) due 10/30/2022 ~		47	47
Forest City Enterprises LP 5.299% (LIBOR03M + 3.500%) due 12/08/2025 ~		327	328
FrontDoor, Inc. 4.299% - 4.313% (LIBOR03M + 2.500%) due 08/16/2025 ~		158	159
Gardner Denver, Inc. 4.549% (LIBOR03M + 2.750%) due 07/30/2024 ~		3,621	3,648

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2019 (Unaudited)

Gates Global LLC 4.549% (LIBOR03M + 2.750%) due 04/01/2024 ~		1,906	1,910
Global Medical Response, Inc. 6.049% (LIBOR03M + 4.250%) due 03/14/2025 ~		295	286
Golden Entertainment, Inc. 4.800% (LIBOR03M + 3.000%) due 10/21/2024 ~		386	388
Hilton Worldwide Finance LLC 3.542% (LIBOR03M + 1.750%) due 06/22/2026 ~		2,639	2,662
iHeartCommunications, Inc. 5.691% (LIBOR03M + 4.000%) due 05/01/2026 ~		1,495	1,511
Ineos Finance PLC 1.556% - 2.500% (EUR003M + 2.000%) due 03/31/2024 ~	EUR	4,912	5,519
Intelsat Jackson Holdings S.A. 5.682% (LIBOR03M + 3.750%) due 11/27/2023 ~		$3,971	3,984
Iridium Satellite LLC 5.549% (LIBOR03M + 3.750%) due 11/04/2026 ~		500	507
MA FinanceCo. LLC 4.299% (LIBOR03M + 2.500%) due 06/21/2024 ~		107	107
Marriott Ownership Resorts, Inc. 3.549% (LIBOR03M + 1.750%) due 08/29/2025 ~		154	155
McAfee LLC 5.555% (LIBOR03M + 3.750%) due 09/30/2024 ~		291	292
MH Sub LLC 5.549% (LIBOR03M + 3.750%) due 09/13/2024 ~		3,939	3,961
NCI Building Systems, Inc. 5.486% (LIBOR03M + 3.750%) due 04/12/2025 ~		694	693
Nexstar Broadcasting, Inc. 4.452% (LIBOR03M + 2.750%) due 09/18/2026 ~		350	352
Nielsen Finance LLC 3.710% (LIBOR03M + 2.000%) due 10/04/2023 ~		555	557
Parexel International Corp. 4.549% - 4.555% (LIBOR03M + 2.750%) due 09/27/2024 ~		318	312
PG&E Corp.
2.250% due 12/31/2020 «µ		1,263	1,267
2.250% - 3.970% (LIBOR03M + 2.250%) due 12/31/2020 «~		3,788	3,802
Qatar National Bank SAQ 2.799% (LIBOR03M + 0.900%) due 12/22/2020 «~		7,500	7,515
RPI Finance Trust 3.799% (LIBOR03M + 2.000%) due 03/27/2023 ~		499	504
Seattle Spinco, Inc. 4.299% (LIBOR03M + 2.500%) due 06/21/2024 ~		744	747
Sprint Communications, Inc. 4.313% (LIBOR03M + 2.500%) due 02/02/2024 ~		14,199	14,105
Staples, Inc. 6.691% (LIBOR03M + 5.000%) due 04/16/2026 ~		2,563	2,522
Starfruit Finco BV
3.750% (EUR003M + 3.750%) due 10/01/2025 ~	EUR	800	907

4.960% (LIBOR03M + 3.250%) due 10/01/2025 ~		$1,125	1,128
State Of Qatar 2.721% - 2.996% (LIBOR03M + 0.800%) due 12/21/2020 «~		13,500	13,500
State of Qatar 2.996% (LIBOR03M + 0.800%) due 12/21/2020 «~		5,000	5,000
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		1,600	1,613
Sunshine Luxembourg SARL 6.195% (LIBOR03M + 4.250%) due 10/01/2026 ~		754	762
Toyota Motor Credit Corp. 2.525% (LIBOR03M + 0.580%) due 09/28/2020 «~		2,300	2,299
Tronox Finance LLC 4.549% - 4.695% (LIBOR03M + 2.750%) due 09/23/2024 ~		84	85
Univision Communications, Inc. 4.549% (LIBOR03M + 2.750%) due 03/15/2024 ~		1,326	1,311
Verifone Systems, Inc. 5.899% (LIBOR03M + 4.000%) due 08/20/2025 ~		495	490
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		524	526
Total Loan Participations and Assignments (Cost $131,328)			131,668
CORPORATE BONDS & NOTES 36.5%
BANKING & FINANCE 16.0%
ABN AMRO Bank NV 2.450% due 06/04/2020		200	200
AerCap Ireland Capital DAC
3.650% due 07/21/2027		10,055	10,358
4.450% due 12/16/2021		150	156
4.450% due 04/03/2026		550	590
4.625% due 10/30/2020		3,955	4,034
4.875% due 01/16/2024		300	325
5.000% due 10/01/2021		1,300	1,363
Air Lease Corp. 2.500% due 03/01/2021		30	30
Akelius Residential Property AB 3.375% due 09/23/2020	EUR	123	141

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2019 (Unaudited)

Alexandria Real Estate Equities, Inc. 3.450% due 04/30/2025		$120	126
Allied Universal Holdco LLC 6.625% due 07/15/2026		768	827
Ally Financial, Inc.
3.875% due 05/21/2024		1,400	1,469
4.125% due 03/30/2020		5,930	5,959
4.125% due 02/13/2022		40	41
4.250% due 04/15/2021		1,175	1,204
4.625% due 05/19/2022		100	105
8.000% due 03/15/2020		1,990	2,008
8.000% due 11/01/2031		12,556	17,343
Ambac LSNI LLC 6.945% due 02/12/2023 ●		3,474	3,526
American Homes 4 Rent LP
4.250% due 02/15/2028		1,010	1,076
4.900% due 02/15/2029		1,880	2,105
American International Group, Inc.
5.750% due 04/01/2048 ●		950	1,046
6.250% due 05/01/2036		5,600	7,480
American Tower Corp.
2.750% due 01/15/2027		1,860	1,859
2.950% due 01/15/2025		1,225	1,253
3.000% due 06/15/2023		44	45
3.300% due 02/15/2021		100	101
3.375% due 10/15/2026		290	301
3.700% due 10/15/2049		800	798
3.800% due 08/15/2029		1,925	2,059
Aroundtown S.A. 3.250% due 07/18/2027	GBP	2,200	3,052
Athene Holding Ltd. 4.125% due 01/12/2028		$400	414
Avolon Holdings Funding Ltd. 5.250% due 05/15/2024		4,700	5,144
Axis Bank Ltd. 3.250% due 05/21/2020		300	301
Banco BTG Pactual S.A.
4.000% due 01/16/2020		4,500	4,505
4.500% due 01/10/2025		2,000	2,030
5.500% due 01/31/2023		500	523
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	5,400	1,646
Banco do Brasil S.A. 4.875% due 04/19/2023		$5,500	5,797
Banco Votorantim S.A. 4.500% due 09/24/2024		600	618
Bank of America Corp.
2.682% (US0003M + 0.790%) due 03/05/2024 ~		140	141
2.884% due 10/22/2030 ●		4,490	4,528
3.705% due 04/24/2028 ●		8,900	9,513
Bank of Ireland 7.375% due 06/18/2020 ●(g)(h)	EUR	4,200	4,867
Banque PSA Finance S.A. 5.750% due 04/04/2021		$1,447	1,505
Barclays Bank PLC 7.625% due 11/21/2022 (h)		19,467	21,890
Barclays PLC
2.375% due 10/06/2023 ●	GBP	100	135
3.250% due 02/12/2027		300	424
3.250% due 01/17/2033		900	1,255
3.650% due 03/16/2025		$200	209
4.337% due 01/10/2028		300	322
4.338% due 05/16/2024 ●		200	211
4.375% due 01/12/2026		300	325
7.125% due 06/15/2025 ●(g)(h)	GBP	3,700	5,550
7.250% due 03/15/2023 ●(g)(h)		1,000	1,448
7.875% due 09/15/2022 ●(g)(h)		200	295
8.000% due 12/15/2020 ●(g)(h)	EUR	2,000	2,398
8.000% due 06/15/2024 ●(g)(h)		$3,000	3,358
BGC Partners, Inc. 5.375% due 07/24/2023		460	492
BNP Paribas S.A.
3.375% due 01/09/2025		1,000	1,038
4.400% due 08/14/2028		1,200	1,333
4.705% due 01/10/2025 ●		500	541
7.000% due 08/16/2028 ●(g)(h)		1,700	1,974
BOC Aviation Ltd.
2.375% due 09/15/2021		200	199
2.750% due 09/18/2022		1,600	1,607
3.500% due 01/31/2023		200	204
4.000% due 01/25/2024		200	209
Brandywine Operating Partnership LP
3.950% due 02/15/2023		40	41
3.950% due 11/15/2027		100	105
4.100% due 10/01/2024		520	551

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2019 (Unaudited)

Brighthouse Financial, Inc. 3.700% due 06/22/2027		500	499
Brixmor Operating Partnership LP
2.959% (US0003M + 1.050%) due 02/01/2022 ~		925	925
4.125% due 05/15/2029		190	204
Brookfield Finance, Inc.
3.900% due 01/25/2028		432	465
4.700% due 09/20/2047		626	719
Brookfield Property REIT, Inc. 5.750% due 05/15/2026		1,595	1,686
CIT Group, Inc.
4.125% due 03/09/2021		320	327
4.750% due 02/16/2024		1,000	1,069
5.000% due 08/15/2022		9,612	10,213
5.000% due 08/01/2023		9,175	9,905
Citibank N.A. 3.650% due 01/23/2024		2,000	2,117
Citigroup, Inc.
2.900% (US0003M + 0.960%) due 04/25/2022 ~		400	405
3.142% due 01/24/2023 ●		400	408
3.337% (US0003M + 1.430%) due 09/01/2023 ~		650	664
CNO Financial Group, Inc.
5.250% due 05/30/2025		819	909
5.250% due 05/30/2029		2,970	3,324
Cooperatieve Rabobank UA
5.500% due 06/29/2020 ●(g)(h)	EUR	300	345
6.625% due 06/29/2021 ●(g)(h)		400	488
Credit Acceptance Corp. 5.125% due 12/31/2024		$1,200	1,249
Credit Agricole S.A.
3.750% due 04/24/2023		500	523
7.500% due 06/23/2026 ●(g)(h)	GBP	200	319
Credit Suisse AG
2.100% due 11/12/2021		$4,050	4,069
6.500% due 08/08/2023 (h)		11,800	13,186
Credit Suisse Group AG
2.593% due 09/11/2025 ●		2,750	2,760
2.997% due 12/14/2023 ●		500	509
3.127% (US0003M + 1.240%) due 06/12/2024 ~		900	911
3.869% due 01/12/2029 ●		500	533
4.207% due 06/12/2024 ●		1,000	1,058
6.375% due 08/21/2026 ●(g)(h)		250	270
7.250% due 09/12/2025 ●(g)(h)		500	559
7.500% due 07/17/2023 ●(g)(h)		1,800	1,971
7.500% due 12/11/2023 ●(g)(h)		1,200	1,352
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 06/09/2023		250	262
Crown Castle International Corp.
3.100% due 11/15/2029		1,020	1,034
3.200% due 09/01/2024		334	345
3.650% due 09/01/2027		1,464	1,549
4.000% due 03/01/2027		199	215
4.000% due 11/15/2049		500	518
CyrusOne LP 3.450% due 11/15/2029		600	603
Deutsche Bank AG
3.961% due 11/26/2025 ●		2,600	2,657
4.250% due 10/14/2021		24,800	25,506
Discover Bank
2.450% due 09/12/2024		1,200	1,197
3.350% due 02/06/2023		300	310
4.650% due 09/13/2028		1,100	1,239
Doctors Co. 6.500% due 10/15/2023		10,425	11,228
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		7,521	7,694
E*TRADE Financial Corp.
2.950% due 08/24/2022		138	141
3.800% due 08/24/2027		2,906	3,021
Emerald Bay S.A. 0.000% due 10/08/2020 (f)	EUR	9,032	9,916
EPR Properties
3.750% due 08/15/2029		$800	811
4.500% due 06/01/2027		50	54
Equinix, Inc.
2.875% due 10/01/2025	EUR	200	232
2.875% due 02/01/2026		2,100	2,448
3.200% due 11/18/2029		$910	915
ERP Operating LP
3.250% due 08/01/2027		138	145
4.000% due 08/01/2047		78	87
Erste Group Bank AG 8.875% due 10/15/2021 ●(g)(h)	EUR	1,400	1,796
ESH Hospitality, Inc. 4.625% due 10/01/2027		$1,200	1,217

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2019 (Unaudited)

Fastighets AB Balder 1.125% due 03/14/2022	EUR	200	229
Ford Motor Credit Co. LLC
2.853% (US0003M + 0.810%) due 04/05/2021 ~		$900	896
2.982% (US0003M + 1.080%) due 08/03/2022 ~		200	197
3.231% (US0003M + 1.270%) due 03/28/2022 ~		200	199
3.550% due 10/07/2022		3,300	3,349
4.593% (US0003M + 2.550%) due 01/07/2021 ~		200	203
5.875% due 08/02/2021		200	209
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		3,544	3,751
6.750% due 03/15/2022		7,245	7,566
Freedom Mortgage Corp.
8.125% due 11/15/2024		420	414
10.750% due 04/01/2024		740	766
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035		1,200	1,280
GE Capital UK Funding Unlimited Co. 5.875% due 11/04/2020	GBP	10	14
General Motors Financial Co., Inc.
2.862% (US0003M + 0.850%) due 04/09/2021 ~		$100	100
3.271% (US0003M + 1.310%) due 06/30/2022 ~		100	100
GLP Capital LP
4.000% due 01/15/2030		100	102
5.250% due 06/01/2025		1,002	1,102
5.375% due 04/15/2026		100	111
5.750% due 06/01/2028		1,090	1,240
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 ●		5,000	5,071
2.936% (US0003M + 1.000%) due 07/24/2023 ~		100	101
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		1,100	1,129
Greystar Real Estate Partners LLC 5.750% due 12/01/2025		490	510
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		800	860
Healthpeak Properties, Inc. 3.250% due 07/15/2026		160	166
Host Hotels & Resorts LP 3.875% due 04/01/2024		560	589
Howard Hughes Corp. 5.375% due 03/15/2025		1,115	1,165
HSBC Holdings PLC
2.537% (US0003M + 0.650%) due 09/11/2021 ~		3,400	3,408
3.262% due 03/13/2023 ●		1,130	1,156
3.267% (US0003M + 1.380%) due 09/12/2026 ~		1,700	1,723
3.973% due 05/22/2030 ●		1,140	1,229
4.041% due 03/13/2028 ●		1,020	1,091
4.292% due 09/12/2026 ●		1,000	1,081
4.583% due 06/19/2029 ●		400	447
5.875% due 09/28/2026 ●(g)(h)	GBP	2,500	3,650
6.000% due 09/29/2023 ●(g)(h)	EUR	1,500	1,946
6.250% due 03/23/2023 ●(g)(h)		$700	743
6.500% due 03/23/2028 ●(g)(h)		2,800	3,083
Hudson Pacific Properties LP
3.250% due 01/15/2030		480	477
3.950% due 11/01/2027		633	663
4.650% due 04/01/2029		300	330
Industrial & Commercial Bank of China Ltd.
2.654% (US0003M + 0.750%) due 11/08/2020 ~		1,000	1,002
3.538% due 11/08/2027		400	415
ING Groep NV 5.750% due 11/16/2026 ●(g)(h)		2,800	2,950
International Lease Finance Corp.
4.625% due 04/15/2021		150	155
8.250% due 12/15/2020		1,380	1,459
8.625% due 01/15/2022		520	585
Intesa Sanpaolo SpA
5.017% due 06/26/2024		200	210
6.500% due 02/24/2021		12,725	13,294
Jefferies Finance LLC
6.250% due 06/03/2026		4,120	4,325
7.250% due 08/15/2024		7,280	7,520
JPMorgan Chase & Co.
2.824% (US0003M + 0.890%) due 07/23/2024 ~		2,462	2,483
3.509% due 01/23/2029 ●		10,000	10,624
3.797% due 07/23/2024 ●		1,990	2,097
JPMorgan Chase Bank N.A. 3.086% due 04/26/2021 ●		800	803
Karntner Ausgleichszahlungs-Fonds 0.000% due 01/01/2023 «	EUR	23,238	2,150
Kennedy Wilson Europe Real Estate Ltd. 3.950% due 06/30/2022	GBP	200	274
Kennedy-Wilson, Inc. 5.875% due 04/01/2024		$861	885

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2019 (Unaudited)

KSA Sukuk Ltd.
2.894% due 04/20/2022		4,600	4,680
2.969% due 10/29/2029		2,380	2,393
Liberty Mutual Finance Europe DAC 1.750% due 03/27/2024	EUR	260	308
Life Storage LP
3.875% due 12/15/2027		$112	118
4.000% due 06/15/2029		140	150
Lima Metro Line Finance Ltd. 5.875% due 07/05/2034		110	128
Lloyds Bank PLC
2.250% due 08/14/2022		3,420	3,436
2.400% due 03/17/2020		200	200
7.500% due 04/02/2032 þ		3,200	2,676
Lloyds Banking Group PLC
2.250% due 10/16/2024	GBP	200	273
2.728% (US0003M + 0.800%) due 06/21/2021 ~		$1,410	1,418
2.858% due 03/17/2023 ●		3,500	3,544
4.050% due 08/16/2023		1,700	1,802
4.375% due 03/22/2028		200	220
4.450% due 05/08/2025		300	328
4.550% due 08/16/2028		1,000	1,120
6.375% due 06/27/2020 ●(g)(h)	EUR	1,700	1,957
7.500% due 09/27/2025 ●(g)(h)		$2,400	2,693
7.625% due 06/27/2023 ●(g)(h)	GBP	1,500	2,234
LoanCore Capital Markets LLC 6.875% due 06/01/2020		$854	855
MGM Growth Properties Operating Partnership LP 5.750% due 02/01/2027		810	906
Mitsubishi UFJ Financial Group, Inc.
2.623% due 07/18/2022		1,870	1,895
3.455% due 03/02/2023		1,646	1,707
Mizuho Bank Ltd. 2.400% due 03/26/2020		200	200
Mizuho Financial Group, Inc. 2.869% due 09/13/2030 ●		1,000	999
Morgan Stanley 2.451% (US0003M + 0.550%) due 02/10/2021 ~		3,300	3,302
MPT Operating Partnership LP
2.550% due 12/05/2023	GBP	1,200	1,620
3.692% due 06/05/2028		1,200	1,635
4.625% due 08/01/2029		$1,570	1,620
Nationstar Mortgage LLC 6.500% due 07/01/2021		332	334
Nationwide Building Society
2.350% due 01/21/2020		200	200
3.766% due 03/08/2024 ●		1,000	1,035
3.960% due 07/18/2030 ●		2,400	2,578
4.363% due 08/01/2024 ●		1,700	1,803
Navient Corp.
5.000% due 10/26/2020		200	203
5.625% due 01/25/2025		100	95
5.875% due 03/25/2021		4,975	5,150
6.150% due 03/10/2021		400	400
6.625% due 07/26/2021		1,440	1,526
8.000% due 03/25/2020		6,203	6,278
Newmark Group, Inc. 6.125% due 11/15/2023		1,330	1,467
Nordea Bank Abp 4.875% due 01/27/2020		100	100
Oman Sovereign Sukuk SAOC 5.932% due 10/31/2025		1,200	1,305
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		700	747
4.950% due 04/01/2024		1,900	2,079
Oppenheimer Holdings, Inc. 6.750% due 07/01/2022		330	342
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		736	747
5.250% due 08/15/2022		8,434	9,009
Physicians Realty LP
3.950% due 01/15/2028		23	24
4.300% due 03/15/2027		3,000	3,207
Piper Jaffray Cos.
4.740% due 10/15/2021		600	599
5.200% due 10/15/2023		2,100	2,097
Quicken Loans, Inc. 5.250% due 01/15/2028		2,945	3,055
Radian Group, Inc. 4.875% due 03/15/2027		1,100	1,161
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	7,000	8,395
3.380% (US0003M + 1.470%) due 05/15/2023 ~		$2,778	2,810
3.498% due 05/15/2023 ●		1,858	1,903
4.269% due 03/22/2025 ●		240	255
7.648% due 09/30/2031 ●(g)		1,750	2,515

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2019 (Unaudited)

8.625% due 08/15/2021 ●(g)(h)		21,800	23,611
Sabra Health Care LP 3.900% due 10/15/2029		150	151
Santander Holdings USA, Inc.
3.244% due 10/05/2026		5,000	5,057
3.400% due 01/18/2023		300	308
Santander UK Group Holdings PLC
0.451% (EUR003M + 0.850%) due 03/27/2024 ~	EUR	500	563
3.373% due 01/05/2024 ●		$200	205
3.823% due 11/03/2028 ●		900	949
6.750% due 06/24/2024 ●(g)(h)	GBP	2,300	3,362
7.375% due 06/24/2022 ●(g)(h)		4,250	6,150
Santander UK PLC
2.527% (US0003M + 0.620%) due 06/01/2021 ~		$500	502
2.875% due 06/18/2024		2,000	2,045
3.400% due 06/01/2021		1,500	1,531
5.000% due 11/07/2023		425	458
Sberbank of Russia Via SB Capital S.A.
5.125% due 10/29/2022		900	954
5.250% due 05/23/2023 (h)		600	644
5.717% due 06/16/2021		14,050	14,734
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		4,100	4,214
SL Green Realty Corp. 4.500% due 12/01/2022		10,300	10,857
SLM Corp. 5.125% due 04/05/2022		620	643
SMBC Aviation Capital Finance DAC
3.550% due 04/15/2024		300	312
4.125% due 07/15/2023		200	210
Societe Generale S.A. 6.750% due 04/06/2028 ●(g)(h)		3,100	3,424
Spirit Realty LP
3.200% due 01/15/2027		500	501
3.400% due 01/15/2030		550	553
Springleaf Finance Corp.
5.375% due 11/15/2029		1,784	1,865
5.625% due 03/15/2023		4,000	4,320
6.125% due 05/15/2022		2,401	2,584
6.125% due 03/15/2024		5,810	6,376
6.625% due 01/15/2028		20	23
6.875% due 03/15/2025		490	559
7.125% due 03/15/2026		1,740	2,015
7.750% due 10/01/2021		5,461	5,942
8.250% due 12/15/2020		1,682	1,769
Standard Chartered PLC 4.305% due 05/21/2030 ●		2,600	2,838
Starwood Property Trust, Inc. 5.000% due 12/15/2021		100	104
Synchrony Financial 3.700% due 08/04/2026		1,000	1,033
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	95	161
5.801% due 10/13/2040		205	356
6.052% due 10/13/2039		7,609	13,213
TP ICAP PLC 5.250% due 05/29/2026		4,900	7,019
Trust F/1401
4.869% due 01/15/2030		$1,260	1,329
6.390% due 01/15/2050		2,500	2,696
6.950% due 01/30/2044		1,400	1,632
UBS AG
4.750% due 02/12/2026 ●(h)	EUR	400	472
5.125% due 05/15/2024 (h)		$200	216
7.625% due 08/17/2022 (h)		19,500	21,990
UniCredit SpA
5.901% (US0003M + 3.900%) due 01/14/2022 ~		2,250	2,359
6.572% due 01/14/2022		2,050	2,202
7.830% due 12/04/2023		550	642
VEREIT Operating Partnership LP
3.100% due 12/15/2029		1,300	1,278
3.950% due 08/15/2027		438	460
Washington Prime Group LP 6.450% due 08/15/2024		2,805	2,593
Wells Fargo & Co.
3.000% due 04/22/2026		282	290
3.196% due 06/17/2027 ●		800	830
3.550% due 09/29/2025		400	424
Wells Fargo Bank N.A.
2.082% due 09/09/2022 ●		1,220	1,222
3.550% due 08/14/2023		1,500	1,573
Welltower, Inc.
2.700% due 02/15/2027		500	502
3.950% due 09/01/2023		275	290
4.250% due 04/15/2028		385	422

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2019 (Unaudited)

Weyerhaeuser Co. 6.950% due 10/01/2027		460	582
			683,339
INDUSTRIALS 15.8%
AbbVie, Inc. 2.300% due 11/21/2022		1,680	1,689
Aeropuerto Internacional de Tocumen S.A. 6.000% due 11/18/2048		1,000	1,242
Air Canada Pass-Through Trust 3.600% due 09/15/2028		612	640
Alibaba Group Holding Ltd. 4.000% due 12/06/2037		500	537
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024		500	514
3.550% due 10/01/2027		600	615
Allergan Sales LLC 5.000% due 12/15/2021		50	52
ALROSA Finance S.A.
4.650% due 04/09/2024		2,200	2,352
7.750% due 11/03/2020		4,179	4,373
Altice Financing S.A. 7.500% due 05/15/2026		9,000	9,692
Altice France S.A.
5.500% due 01/15/2028		1,000	1,029
7.375% due 05/01/2026		11,410	12,271
8.125% due 02/01/2027		700	790
Altice Luxembourg S.A.
8.000% due 05/15/2027	EUR	600	756
10.500% due 05/15/2027		$750	856
Amazon.com, Inc.
2.800% due 08/22/2024		260	269
3.150% due 08/22/2027		740	783
3.875% due 08/22/2037		780	886
4.050% due 08/22/2047		1,710	2,009
4.250% due 08/22/2057		880	1,071
American Airlines Pass-Through Trust
3.150% due 08/15/2033		300	309
3.350% due 04/15/2031		230	235
3.600% due 04/15/2031		165	168
3.650% due 08/15/2030		351	370
American Builders & Contractors Supply Co., Inc.
4.000% due 01/15/2028		450	458
5.875% due 05/15/2026		88	94
Amgen, Inc. 4.000% due 09/13/2029	GBP	100	155
Anheuser-Busch InBev Worldwide, Inc.
4.375% due 04/15/2038		$520	584
4.600% due 04/15/2048		440	501
4.750% due 01/23/2029		1,620	1,877
4.750% due 04/15/2058		720	841
4.950% due 01/15/2042		1,400	1,656
Apple, Inc. 2.950% due 09/11/2049		4,130	4,011
Ardagh Packaging Finance PLC 5.250% due 08/15/2027		300	316
Arrow Electronics, Inc. 3.250% due 09/08/2024		300	308
Ashtead Capital, Inc.
4.000% due 05/01/2028		700	709
5.250% due 08/01/2026		300	322
AutoNation, Inc.
3.350% due 01/15/2021		130	131
5.500% due 02/01/2020		80	80
Avon International Capital PLC 6.500% due 08/15/2022		620	645
B.C. Unlimited Liability Co.
4.250% due 05/15/2024		1,056	1,085
4.375% due 01/15/2028		4,520	4,540
Baidu, Inc. 3.875% due 09/29/2023		1,100	1,148
BAT Capital Corp.
2.499% due 08/14/2020 ●		430	431
2.764% due 08/15/2022		430	436
2.790% (US0003M + 0.880%) due 08/15/2022 ~		230	231
3.222% due 08/15/2024		1,924	1,968
3.557% due 08/15/2027		1,074	1,096
4.390% due 08/15/2037		770	779
4.540% due 08/15/2047		766	770
Bausch Health Americas, Inc. 8.500% due 01/31/2027		270	308
Bausch Health Cos., Inc.
4.500% due 05/15/2023	EUR	2,300	2,619
5.000% due 01/30/2028		$500	514
5.250% due 01/30/2030		1,000	1,039

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2019 (Unaudited)

5.500% due 11/01/2025		500	524
6.500% due 03/15/2022		450	461
7.000% due 03/15/2024		867	903
7.000% due 01/15/2028		200	220
9.000% due 12/15/2025		400	456
Bayer U.S. Finance LLC
2.577% (US0003M + 0.630%) due 06/25/2021 ~		500	502
3.500% due 06/25/2021		200	204
4.250% due 12/15/2025		900	971
4.375% due 12/15/2028		800	873
BCPE Cycle Merger Sub, Inc. 10.625% due 07/15/2027		2,142	2,202
Beacon Roofing Supply, Inc. 4.875% due 11/01/2025		74	75
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (f)		1,200	838
Bombardier, Inc.
5.750% due 03/15/2022		100	103
6.000% due 10/15/2022		300	301
6.125% due 05/15/2021	EUR	300	354
6.125% due 01/15/2023		$300	308
Boyd Gaming Corp. 6.000% due 08/15/2026		170	183
Braskem Netherlands Finance BV 4.500% due 01/10/2028		2,000	1,996
Bristol-Myers Squibb Co.
2.284% (US0003M + 0.380%) due 05/16/2022 ~		205	206
2.900% due 07/26/2024		860	888
3.200% due 06/15/2026		860	903
3.250% due 08/15/2022		150	155
3.400% due 07/26/2029		860	920
4.125% due 06/15/2039		240	277
4.625% due 05/15/2044		100	121
Broadcom Corp.
3.000% due 01/15/2022		974	988
3.625% due 01/15/2024		425	440
3.875% due 01/15/2027		329	342
Broadcom, Inc.
3.125% due 04/15/2021		1,660	1,680
3.625% due 10/15/2024		310	322
4.750% due 04/15/2029		1,750	1,915
Builders FirstSource, Inc. 6.750% due 06/01/2027		200	220
Camelot Finance S.A. 4.500% due 11/01/2026		200	206
Cameron LNG LLC
3.302% due 01/15/2035		300	303
3.402% due 01/15/2038		400	401
3.701% due 01/15/2039		300	306
Catalent Pharma Solutions, Inc. 5.000% due 07/15/2027		140	147
CCO Holdings LLC
5.125% due 05/01/2027		1,000	1,057
5.375% due 06/01/2029		100	107
CDK Global, Inc. 5.250% due 05/15/2029		920	988
Centene Corp.
4.250% due 12/15/2027		2,200	2,267
4.625% due 12/15/2029		1,710	1,805
4.750% due 01/15/2025		2,200	2,290
CH Robinson Worldwide, Inc. 4.200% due 04/15/2028		200	218
Charles River Laboratories International, Inc. 4.250% due 05/01/2028		220	225
Charter Communications Operating LLC
3.559% (US0003M + 1.650%) due 02/01/2024 ~		3,604	3,710
3.579% due 07/23/2020		288	290
4.800% due 03/01/2050		3,880	4,084
4.908% due 07/23/2025		4,500	4,957
5.125% due 07/01/2049		4,490	4,880
5.375% due 04/01/2038		500	573
5.375% due 05/01/2047		100	112
6.484% due 10/23/2045		1,000	1,249
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		1,410	1,440
5.875% due 03/31/2025		3,900	4,394
7.000% due 06/30/2024		200	231
Choice Hotels International, Inc. 3.700% due 12/01/2029		1,250	1,262
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024		1,455	1,614
CommScope Technologies LLC 5.000% due 03/15/2027		12	11
CommScope, Inc.
5.500% due 03/01/2024		682	712
6.000% due 03/01/2026		583	621

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2019 (Unaudited)

8.250% due 03/01/2027		955	1,007
Community Health Systems, Inc.
5.125% due 08/01/2021		1,425	1,428
6.250% due 03/31/2023		2,612	2,658
8.000% due 03/15/2026		2,640	2,724
Conagra Brands, Inc.
2.703% (US0003M + 0.750%) due 10/22/2020 ~		157	157
3.800% due 10/22/2021		235	243
4.300% due 05/01/2024		628	676
Connect Finco SARL 6.750% due 10/01/2026		250	267
Constellation Brands, Inc. 4.100% due 02/15/2048		1,000	1,045
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 «(b)		1,386	576
Cornerstone Building Brands, Inc. 8.000% due 04/15/2026		100	104
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^«(c)		2,700	0
9.250% due 06/30/2020 ^«(c)		14,300	0
Cox Communications, Inc. 3.150% due 08/15/2024		2,940	3,023
CSC Holdings LLC
5.375% due 02/01/2028		500	534
6.500% due 02/01/2029		1,800	2,010
CSN Resources S.A. 7.625% due 02/13/2023		800	854
CVS Health Corp.
3.250% due 08/15/2029		100	102
4.100% due 03/25/2025		1,530	1,642
4.300% due 03/25/2028		2,330	2,545
4.780% due 03/25/2038		495	562
CVS Pass-Through Trust
5.773% due 01/10/2033		294	332
5.926% due 01/10/2034		31	36
6.036% due 12/10/2028		85	95
6.943% due 01/10/2030		7,742	9,066
7.507% due 01/10/2032		5,333	6,592
8.353% due 07/10/2031		1,165	1,486
D.R. Horton, Inc. 4.000% due 02/15/2020		10	10
DAE Funding LLC
4.000% due 08/01/2020		25,912	26,149
5.250% due 11/15/2021		5,259	5,468
5.750% due 11/15/2023		1,796	1,889
Daimler Finance North America LLC 3.400% due 02/22/2022		3,850	3,945
Delhi International Airport Ltd. 6.450% due 06/04/2029		900	967
Dell International LLC
4.900% due 10/01/2026		2,440	2,686
5.300% due 10/01/2029		3,170	3,573
6.020% due 06/15/2026		3,000	3,453
8.100% due 07/15/2036		100	131
Delta Air Lines Pass-Through Trust 6.718% due 07/02/2024		28	29
Diamond Offshore Drilling, Inc. 7.875% due 08/15/2025		2,127	1,856
Diamond Resorts International, Inc.
7.750% due 09/01/2023		3,072	3,167
10.750% due 09/01/2024		3,000	3,151
Diamond Sports Group LLC
5.375% due 08/15/2026		3,163	3,205
6.625% due 08/15/2027		1,677	1,634
DISH DBS Corp. 5.875% due 07/15/2022		1,300	1,380
Dominion Energy Gas Holdings LLC 2.494% (US0003M + 0.600%) due 06/15/2021 ~		1,730	1,737
DP World PLC
2.375% due 09/25/2026	EUR	1,100	1,330
4.250% due 09/25/2030	GBP	500	739
DriveTime Automotive Group, Inc. 8.000% due 06/01/2021		$2,050	2,087
Dun & Bradstreet Corp. 6.875% due 08/15/2026		1,900	2,101
DXC Technology Co. 4.250% due 04/15/2024		247	262
Eagle Holding Co. LLC (7.750% Cash or 8.500% PIK) 7.750% due 05/15/2022 (b)		560	570
Ecopetrol S.A. 7.375% due 09/18/2043		3,130	4,244
Edwards Lifesciences Corp. 4.300% due 06/15/2028		368	409
Elanco Animal Health, Inc. 4.900% due 08/28/2028		540	587

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2019 (Unaudited)

EMC Corp.
2.650% due 06/01/2020		2,706	2,710
3.375% due 06/01/2023		3,000	3,067
Energizer Holdings, Inc.
6.375% due 07/15/2026		253	270
7.750% due 01/15/2027		370	414
Energy Transfer Operating LP
5.250% due 04/15/2029		200	225
6.125% due 12/15/2045		1,880	2,178
7.500% due 10/15/2020		110	114
Energy Ventures Gom LLC 11.000% due 02/15/2023		1,202	1,178
Entegris, Inc. 4.625% due 02/10/2026		200	207
Enterprise Products Operating LLC
3.125% due 07/31/2029		750	771
4.200% due 01/31/2050		200	215
EQT Corp.
3.000% due 10/01/2022		300	295
3.900% due 10/01/2027		500	468
Equifax, Inc.
2.780% (US0003M + 0.870%) due 08/15/2021 ~		415	417
3.600% due 08/15/2021		170	174
Expedia Group, Inc. 3.250% due 02/15/2030		610	587
F-Brasile SpA 7.375% due 08/15/2026		800	848
FAGE International S.A. 5.625% due 08/15/2026		1,000	923
Fair Isaac Corp.
4.000% due 06/15/2028		340	343
5.250% due 05/15/2026		170	187
Fairstone Financial, Inc. 7.875% due 07/15/2024		2,420	2,609
Fiserv, Inc.
2.750% due 07/01/2024		1,570	1,598
3.200% due 07/01/2026		280	290
3.500% due 07/01/2029		1,200	1,262
4.400% due 07/01/2049		520	591
Flex Acquisition Co., Inc. 6.875% due 01/15/2025		100	101
Fortune Brands Home & Security, Inc.
3.250% due 09/15/2029		590	597
4.000% due 09/21/2023		805	851
GATX Corp. 2.611% (US0003M + 0.720%) due 11/05/2021 ~		500	502
Gerdau Trade, Inc. 4.875% due 10/24/2027		1,500	1,613
Global Payments, Inc.
2.650% due 02/15/2025		210	211
3.200% due 08/15/2029		250	255
Go Daddy Operating Co. LLC 5.250% due 12/01/2027		290	306
goeasy Ltd. 5.375% due 12/01/2024		3,470	3,541
Hanesbrands, Inc. 4.875% due 05/15/2026		3,000	3,182
HCA, Inc.
4.500% due 02/15/2027		3,360	3,625
4.750% due 05/01/2023		2,500	2,679
5.250% due 06/15/2026		100	112
5.375% due 09/01/2026		613	684
5.625% due 09/01/2028		1,185	1,353
5.875% due 02/15/2026		205	233
5.875% due 02/01/2029		379	439
Hilton Domestic Operating Co., Inc. 5.125% due 05/01/2026		4,400	4,644
Hilton Worldwide Finance LLC
4.625% due 04/01/2025		957	986
4.875% due 04/01/2027		532	566
Hyundai Capital America 2.699% due 09/18/2020 ●		1,100	1,102
iHeartCommunications, Inc.
6.375% due 05/01/2026		529	575
8.375% due 05/01/2027		959	1,062
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	2,200	2,592
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (b)		1,200	1,428
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		$1,000	1,063
IHS Markit Ltd.
3.625% due 05/01/2024		170	177
4.000% due 03/01/2026		300	317
4.250% due 05/01/2029		400	432
4.750% due 02/15/2025		2,175	2,381

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2019 (Unaudited)

4.750% due 08/01/2028		345	385
5.000% due 11/01/2022		2,256	2,407
Indonesia Asahan Aluminium Persero PT
5.710% due 11/15/2023		1,000	1,104
6.530% due 11/15/2028		300	369
Intelsat Connect Finance S.A. 9.500% due 02/15/2023		387	272
Intelsat Jackson Holdings S.A. 8.500% due 10/15/2024		4,655	4,250
Interpublic Group of Cos., Inc.
3.500% due 10/01/2020		200	202
3.750% due 10/01/2021		200	206
IQVIA, Inc.
3.250% due 03/15/2025	EUR	400	459
5.000% due 05/15/2027		$1,000	1,060
Jaguar Land Rover Automotive PLC
5.875% due 11/15/2024	EUR	2,900	3,401
6.875% due 11/15/2026		2,500	2,956
Jeld-Wen, Inc. 4.625% due 12/15/2025		$100	103
Kansas City Southern 4.200% due 11/15/2069		270	276
KazMunayGas National Co. JSC 4.400% due 04/30/2023		5,000	5,301
Kinder Morgan, Inc.
7.750% due 01/15/2032		10,100	13,889
7.800% due 08/01/2031		2,300	3,164
Korn Ferry 4.625% due 12/15/2027		1,250	1,259
Kraft Heinz Foods Co. 4.875% due 02/15/2025		547	562
LABL Escrow Issuer LLC 6.750% due 07/15/2026		120	128
Las Vegas Sands Corp.
3.200% due 08/08/2024		860	888
3.500% due 08/18/2026		1,800	1,853
3.900% due 08/08/2029		900	941
Latam Airlines Pass-Through Trust 4.500% due 08/15/2025		3,232	3,252
Level 3 Financing, Inc.
3.400% due 03/01/2027		600	605
3.875% due 11/15/2029		850	858
Live Nation Entertainment, Inc. 4.750% due 10/15/2027		310	321
Marriott Ownership Resorts, Inc.
4.750% due 01/15/2028		150	154
6.500% due 09/15/2026		385	420
Marvell Technology Group Ltd.
4.200% due 06/22/2023		331	350
4.875% due 06/22/2028		333	368
Masco Corp. 4.500% due 05/15/2047		490	494
Matador Resources Co. 5.875% due 09/15/2026		210	211
Mattel, Inc. 5.875% due 12/15/2027		400	422
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		900	926
5.250% due 04/26/2026		1,700	1,759
5.375% due 12/04/2029		5,000	5,140
5.625% due 07/17/2027		1,630	1,701
MGM China Holdings Ltd.
5.375% due 05/15/2024		1,650	1,719
5.875% due 05/15/2026		1,800	1,911
MGM Resorts International
5.500% due 04/15/2027		1,700	1,890
7.750% due 03/15/2022		300	335
Mitchells & Butlers Finance PLC 6.469% due 09/15/2032	GBP	1,700	2,591
MMK International Capital DAC 4.375% due 06/13/2024		$3,300	3,491
Motion Bondco DAC 6.625% due 11/15/2027		200	212
MPLX LP
3.375% due 03/15/2023		100	103
3.500% due 12/01/2022		200	206
4.250% due 12/01/2027		100	105
MSCI, Inc. 4.000% due 11/15/2029		1,590	1,615
MTS Systems Corp. 5.750% due 08/15/2027		420	440
Mylan, Inc. 3.125% due 01/15/2023		540	548
NCL Corp. Ltd. 3.625% due 12/15/2024		1,950	1,982

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2019 (Unaudited)

Netflix, Inc.
3.625% due 05/15/2027	EUR	5,050	6,081
3.625% due 06/15/2030		1,000	1,157
3.875% due 11/15/2029		2,000	2,381
4.875% due 06/15/2030		$880	895
5.375% due 11/15/2029		780	832
5.500% due 02/15/2022		300	318
5.875% due 11/15/2028		4,400	4,886
New Albertson’s LP 6.570% due 02/23/2028		800	755
Nexstar Broadcasting, Inc. 5.625% due 07/15/2027		450	475
Nielsen Co. Luxembourg SARL
5.000% due 02/01/2025		68	70
5.500% due 10/01/2021		12,300	12,374
Noble Holding International Ltd. 7.875% due 02/01/2026		3,496	2,545
Nokia Oyj 4.375% due 06/12/2027		240	251
Norbord, Inc. 5.750% due 07/15/2027		160	166
NortonLifeLock, Inc. 5.000% due 04/15/2025		185	189
NXP BV 4.625% due 06/01/2023		1,800	1,925
Occidental Petroleum Corp.
2.600% due 08/13/2021		300	302
2.700% due 08/15/2022		588	594
2.854% (US0003M + 0.950%) due 02/08/2021 ~		400	403
2.900% due 08/15/2024		529	538
3.200% due 08/15/2026		100	101
3.360% (US0003M + 1.450%) due 08/15/2022 ~		1,717	1,726
3.500% due 08/15/2029		113	115
4.400% due 08/15/2049		100	103
Odebrecht Oil & Gas Finance Ltd.
0.000% due 01/30/2020 (f)(g)		1,242	12
0.000% due 01/31/2020 (f)(g)		1,955	20
Oracle Corp.
2.625% due 02/15/2023		3,000	3,064
3.250% due 11/15/2027		2,000	2,120
3.800% due 11/15/2037		600	655
4.000% due 11/15/2047		3,000	3,353
Ortho-Clinical Diagnostics, Inc. 6.625% due 05/15/2022		2,036	2,028
Outfront Media Capital LLC
4.625% due 03/15/2030		80	82
5.000% due 08/15/2027		460	483
Pacific Drilling SA 8.375% due 10/01/2023		720	659
Panasonic Corp. 2.536% due 07/19/2022		800	807
Party City Holdings, Inc. 6.625% due 08/01/2026		250	177
Patterson-UTI Energy, Inc. 3.950% due 02/01/2028		100	97
PayPal Holdings, Inc. 2.650% due 10/01/2026		1,919	1,947
Pelabuhan Indonesia Persero PT 4.500% due 05/02/2023		1,300	1,375
Pelabuhan Indonesia PT 5.375% due 05/05/2045		2,000	2,307
Penske Truck Leasing Co. LP
2.700% due 11/01/2024		110	111
3.350% due 11/01/2029		100	100
3.450% due 07/01/2024		1,610	1,672
Performance Food Group, Inc. 5.500% due 10/15/2027		450	482
Pertamina Persero PT
4.700% due 07/30/2049		3,000	3,206
5.625% due 05/20/2043		400	468
6.500% due 05/27/2041		3,000	3,815
6.500% due 11/07/2048		3,500	4,597
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(c)		11,221	926
5.500% due 04/12/2037 ^(c)		47,485	3,918
Petroleos Mexicanos
6.350% due 02/12/2048		5,084	4,924
6.490% due 01/23/2027		200	213
6.500% due 03/13/2027		4,800	5,110
6.625% due 06/15/2035		6,010	6,178
6.625% due 06/15/2038		1,400	1,403
6.750% due 09/21/2047		10,601	10,657
6.840% due 01/23/2030		1,400	1,495
7.690% due 01/23/2050		15,000	16,422
Pilgrim’s Pride Corp. 5.875% due 09/30/2027		400	433

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2019 (Unaudited)

Post Holdings, Inc.
5.500% due 12/15/2029		470	502
5.625% due 01/15/2028		200	216
Prestige Brands, Inc. 5.125% due 01/15/2028		100	105
Prime Security Services Borrower LLC 5.750% due 04/15/2026		790	860
QGOG Constellation S.A. 9.000% due 11/09/2024 «		1,207	0
Qorvo, Inc. 5.500% due 07/15/2026		3,629	3,872
QVC, Inc.
4.450% due 02/15/2025		100	103
5.950% due 03/15/2043		4,800	4,496
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		1,370	1,569
6.332% due 09/30/2027		500	586
Refinitiv U.S. Holdings, Inc.
4.500% due 05/15/2026	EUR	1,700	2,083
6.250% due 05/15/2026		$1,072	1,172
6.875% due 11/15/2026	EUR	980	1,252
8.250% due 11/15/2026		$2,702	3,048
Reynolds Group Issuer, Inc. 5.750% due 10/15/2020		18,025	18,070
Rowan Cos., Inc. 5.400% due 12/01/2042		350	171
S&P Global, Inc. 3.250% due 12/01/2049		700	716
Sabine Pass Liquefaction LLC
5.625% due 03/01/2025		44	50
5.750% due 05/15/2024		3,400	3,793
salesforce.com, Inc.
3.250% due 04/11/2023		290	302
3.700% due 04/11/2028		350	384
Sands China Ltd.
4.600% due 08/08/2023		1,300	1,375
5.125% due 08/08/2025		1,800	1,980
5.400% due 08/08/2028		3,600	4,068
Sasol Financing USA LLC 5.875% due 03/27/2024		4,200	4,547
Scientific Games International, Inc.
7.000% due 05/15/2028		50	54
7.250% due 11/15/2029		200	218
Scripps Escrow, Inc. 5.875% due 07/15/2027		300	315
Sirius XM Radio, Inc.
3.875% due 08/01/2022		127	130
4.625% due 07/15/2024		500	526
Speedway Motorsports LLC 4.875% due 11/01/2027		950	965
Spirit Airlines Pass-Through Trust 3.650% due 08/15/2031		92	95
Spirit Issuer PLC 3.492% (BP0003M + 2.700%) due 12/28/2031 ~	GBP	30	39
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		$131	133
4.738% due 09/20/2029		1,200	1,274
5.152% due 09/20/2029		2,200	2,404
Standard Industries, Inc.
2.250% due 11/21/2026	EUR	1,510	1,749
4.750% due 01/15/2028		$1,200	1,233
5.000% due 02/15/2027		130	136
Staples, Inc. 7.500% due 04/15/2026		1,931	2,007
Starfruit Finco BV
6.500% due 10/01/2026	EUR	1,500	1,809
8.000% due 10/01/2026 (k)		$300	319
Stars Group Holdings BV 7.000% due 07/15/2026		973	1,056
Stevens Holding Co., Inc. 6.125% due 10/01/2026		240	263
Sunoco Logistics Partners Operations LP 5.950% due 12/01/2025		40	46
Suzano Austria GmbH
5.000% due 01/15/2030		1,800	1,895
7.000% due 03/16/2047		2,000	2,356
Syngenta Finance NV 3.698% due 04/24/2020		200	201
T-Mobile USA, Inc.
4.500% due 02/01/2026		100	103
4.750% due 02/01/2028		2,092	2,196
Tech Data Corp.
3.700% due 02/15/2022		114	117
4.950% due 02/15/2027		684	706
Teleflex, Inc. 4.625% due 11/15/2027		200	212

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2019 (Unaudited)

Telesat Canada
4.875% due 06/01/2027		320	326
6.500% due 10/15/2027		350	366
Tencent Holdings Ltd.
2.985% due 01/19/2023		300	305
3.595% due 01/19/2028		1,000	1,044
3.925% due 01/19/2038		200	211
Teva Pharmaceutical Finance Netherlands BV 2.200% due 07/21/2021		809	785
Time Warner Cable LLC 5.000% due 02/01/2020		200	200
Topaz Solar Farms LLC 5.750% due 09/30/2039		560	619
Transocean Guardian Ltd. 5.875% due 01/15/2024		10,414	10,674
Transocean Pontus Ltd. 6.125% due 08/01/2025		6,283	6,456
Transocean, Inc.
6.800% due 03/15/2038		2,697	1,922
7.250% due 11/01/2025		470	462
9.000% due 07/15/2023		190	201
Trivium Packaging Finance BV
3.750% due 08/15/2026	EUR	800	953
3.750% due 08/15/2026 ●		400	457
5.500% due 08/15/2026		$1,000	1,056
8.500% due 08/15/2027		500	557
Twitter, Inc. 3.875% due 12/15/2027		528	529
United Group BV
4.375% due 07/01/2022	EUR	400	459
4.875% due 07/01/2024		400	469
United Technologies Corp.
2.554% (US0003M + 0.650%) due 08/16/2021 ~		$430	430
3.350% due 08/16/2021		182	186
3.650% due 08/16/2023		1,593	1,679
Univision Communications, Inc.
5.125% due 05/15/2023		2,000	2,000
5.125% due 02/15/2025		1,625	1,611
Vale Overseas Ltd. 6.875% due 11/10/2039		480	627
ViaSat, Inc.
5.625% due 09/15/2025		500	516
5.625% due 04/15/2027		380	407
Viper Energy Partners LP 5.375% due 11/01/2027		260	271
Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	4,800	6,497
5.000% due 04/15/2027		2,900	4,079
5.250% due 05/15/2029		100	144
5.500% due 05/15/2029		$2,940	3,118
VMware, Inc.
2.300% due 08/21/2020		390	391
2.950% due 08/21/2022		330	336
3.900% due 08/21/2027		280	293
VOC Escrow Ltd. 5.000% due 02/15/2028		721	757
Volkswagen Group of America Finance LLC
2.500% due 09/24/2021		1,000	1,009
2.675% (US0003M + 0.770%) due 11/13/2020 ~		2,000	2,008
2.700% due 09/26/2022		900	910
2.795% (US0003M + 0.860%) due 09/24/2021 ~		1,000	1,007
2.841% (US0003M + 0.940%) due 11/12/2021 ~		1,560	1,574
3.875% due 11/13/2020		800	813
4.000% due 11/12/2021		200	207
WellCare Health Plans, Inc. 5.375% due 08/15/2026		3,735	3,985
West Street Merger Sub, Inc. 6.375% due 09/01/2025		530	530
Western Digital Corp. 4.750% due 02/15/2026		1,825	1,906
Westinghouse Air Brake Technologies Corp. 3.194% (US0003M + 1.050%) due 09/15/2021 ~		536	536
WRKCo, Inc.
3.750% due 03/15/2025		372	393
3.900% due 06/01/2028		110	117
4.000% due 03/15/2028		464	499
4.200% due 06/01/2032		100	110
Wyndham Destinations, Inc.
4.625% due 03/01/2030		800	803
5.400% due 04/01/2024		9,291	9,864
5.750% due 04/01/2027		188	205
Wynn Las Vegas LLC 5.500% due 03/01/2025		1,050	1,127
Wynn Resorts Finance LLC 5.125% due 10/01/2029		720	774

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2019 (Unaudited)

Yara International ASA 4.750% due 06/01/2028		970	1,054
Yellowstone Energy LP 5.750% due 12/31/2026 «		2,564	2,732
Ziggo BV 4.875% due 01/15/2030		1,300	1,345
			677,384
UTILITIES 4.7%
Ameren Illinois Co. 3.250% due 03/15/2050		300	304
AT&T, Inc.
2.657% (US0003M + 0.750%) due 06/01/2021 ~		5,103	5,135
2.799% (US0003M + 0.890%) due 02/15/2023 ~		476	480
2.951% (US0003M + 0.950%) due 07/15/2021 ~		4,202	4,243
3.067% (US0003M + 1.180%) due 06/12/2024 ~		4,854	4,941
3.800% due 02/15/2027		479	511
4.300% due 02/15/2030		1,600	1,779
4.500% due 03/09/2048		200	221
4.850% due 03/01/2039		470	542
4.900% due 08/15/2037		1,628	1,873
5.150% due 11/15/2046		4,700	5,621
5.150% due 02/15/2050		2,038	2,455
5.300% due 08/15/2058		3,726	4,560
6.000% due 08/15/2040		300	384
Avangrid, Inc. 3.150% due 12/01/2024		300	310
Azure Power Solar Energy Pvt Ltd. 5.650% due 12/24/2024		200	205
Clearway Energy Operating LLC
4.750% due 03/15/2028		40	41
5.000% due 09/15/2026		100	104
CNOOC Finance Australia Pty. Ltd. 2.625% due 05/05/2020		310	310
CNOOC Finance Ltd. 3.000% due 05/09/2023		3,000	3,053
CNOOC Nexen Finance ULC 4.250% due 04/30/2024		200	214
Duke Energy Carolinas LLC
2.950% due 12/01/2026		100	103
3.700% due 12/01/2047		100	108
Duke Energy Corp. 2.409% (US0003M + 0.500%) due 05/14/2021 ~		1,900	1,907
Duquesne Light Holdings, Inc. 6.400% due 09/15/2020		20	21
Edison International
3.125% due 11/15/2022		900	914
3.550% due 11/15/2024		860	881
Enable Midstream Partners LP 4.400% due 03/15/2027		370	369
Endeavor Energy Resources LP 5.500% due 01/30/2026		200	207
Enel Finance International NV 2.650% due 09/10/2024		4,400	4,416
Entergy Corp. 2.950% due 09/01/2026		100	102
Eskom Holdings SOC Ltd. 6.350% due 08/10/2028		3,800	4,084
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		13,700	14,284
6.000% due 11/27/2023		400	447
Gazprom OAO Via Gaz Capital S.A.
3.389% due 03/20/2020	EUR	6,600	7,463
5.150% due 02/11/2026		$6,500	7,247
6.510% due 03/07/2022		10,000	10,872
8.625% due 04/28/2034		5,500	8,274
IPALCO Enterprises, Inc. 3.700% due 09/01/2024		780	807
Majapahit Holding BV 7.750% due 01/20/2020		100	100
NGPL PipeCo LLC
4.875% due 08/15/2027		1,602	1,703
7.768% due 12/15/2037		439	567
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		1,799	1,795
ONEOK, Inc. 7.500% due 09/01/2023		1,498	1,748
Pacific Gas & Electric Co.
3.300% due 12/01/2027 ^(c)		100	100
3.500% due 10/01/2020 ^(c)		100	100
5.125% due 11/15/2043 ^(c)		130	133
5.400% due 01/15/2040 ^(c)		130	136
6.050% due 03/01/2034 ^(c)		221	232
Pedernales Electric Cooperative, Inc. 5.952% due 11/15/2022		180	198

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2019 (Unaudited)

Perusahaan Listrik Negara PT
4.125% due 05/15/2027	400	423
4.375% due 02/05/2050	1,000	1,014
4.875% due 07/17/2049	3,000	3,258
6.250% due 01/25/2049	2,000	2,596
Petrobras Global Finance BV
5.093% due 01/15/2030	30,087	32,276
6.125% due 01/17/2022	738	790
7.375% due 01/17/2027	700	855
8.750% due 05/23/2026	1,748	2,248
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.298% due 09/30/2020	157	159
Rio Oil Finance Trust
8.200% due 04/06/2028	1,750	2,026
9.250% due 07/06/2024	10,901	12,241
Southern California Edison Co. 6.650% due 04/01/2029	200	241
Southern Gas Corridor CJSC 6.875% due 03/24/2026	8,280	9,832
Sprint Communications, Inc.
6.000% due 11/15/2022	800	840
7.000% due 03/01/2020	1,125	1,132
7.000% due 08/15/2020	1,211	1,238
Sprint Corp.
7.125% due 06/15/2024	300	324
7.250% due 09/15/2021	2,870	3,040
7.625% due 03/01/2026	1,600	1,767
7.875% due 09/15/2023	3,180	3,515
Talen Energy Supply LLC
6.625% due 01/15/2028	300	307
7.250% due 05/15/2027	1,320	1,391
Targa Resources Partners LP 6.875% due 01/15/2029	380	423
Telecom Italia Capital S.A.
7.200% due 07/18/2036	100	119
7.721% due 06/04/2038	150	185
Transocean Phoenix Ltd. 7.750% due 10/15/2024	146	155
Verizon Communications, Inc.
2.625% due 08/15/2026	440	447
3.010% (US0003M + 1.100%) due 05/15/2025 ~	2,250	2,303
4.016% due 12/03/2029	400	447
4.125% due 03/16/2027	630	699
5.250% due 03/16/2037	1,690	2,121
5.500% due 03/16/2047	960	1,301
Vodafone Group PLC
2.991% (US0003M + 0.990%) due 01/16/2024 ~	497	503
4.375% due 02/19/2043	2,500	2,693
4.875% due 06/19/2049	930	1,080
5.125% due 06/19/2059	700	825
5.250% due 05/30/2048	1,000	1,204
		202,622
Total Corporate Bonds & Notes (Cost $1,524,988)		1,563,345
CONVERTIBLE BONDS & NOTES 0.1%
INDUSTRIALS 0.0%
Caesars Entertainment Corp. 5.000% due 10/01/2024	328	632
UTILITIES 0.1%
Ensco Jersey Finance Ltd. 3.000% due 01/31/2024	8,140	5,856
Total Convertible Bonds & Notes (Cost $7,033)		6,488
MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.0%
California State Public Works Board Revenue Notes, Series 2011 5.786% due 12/01/2021	109	114
ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	60	63
6.899% due 12/01/2040	720	974

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2019 (Unaudited)

Chicago, Illinois General Obligation Bonds, Series 2008 5.630% due 01/01/2022	180	183
		1,220
TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	2,840	2,865
Total Municipal Bonds & Notes (Cost $4,190)		4,199
U.S. GOVERNMENT AGENCIES 9.2%
Fannie Mae
2.195% due 10/18/2030 ●	1	2
2.858% due 09/25/2040 ●(a)	769	85
4.008% due 09/25/2037 ●(a)	904	146
6.500% due 06/25/2028	41	45
6.850% due 12/18/2027	23	25
Freddie Mac
2.240% due 09/15/2030 ●	8	8
3.378% due 02/25/2045 ●	9	9
3.439% due 10/25/2044 ●	52	52
3.639% due 07/25/2044 ●	86	88
4.926% due 05/01/2023 ●	1	2
6.500% due 07/25/2043	5	6
Ginnie Mae
3.250% (H15T1Y + 1.500%) due 07/20/2026 ~	7	8
3.875% (H15T1Y + 1.500%) due 05/20/2026 ~	8	9
4.000% (H15T1Y + 1.500%) due 03/20/2026 ~	6	7
4.125% (H15T1Y + 1.500%) due 11/20/2023 ~	4	4
4.125% due 11/20/2026 - 11/20/2027 ●	13	13
6.112% due 09/16/2042 ~	360	362
Small Business Administration
4.340% due 03/01/2024	19	19
5.080% due 11/01/2022	26	26
5.130% due 09/01/2023	2	3
6.900% due 12/01/2020	4	4
Uniform Mortgage-Backed Security
3.000% due 02/01/2047	1,625	1,663
3.500% due 11/01/2045 - 10/01/2048	33,682	34,885
4.000% due 07/01/2048 - 08/01/2049	39,723	41,366
5.000% due 11/01/2035	43	47
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2050	140,500	142,322
3.500% due 01/01/2050 - 02/01/2050	118,000	121,313
4.000% due 01/01/2050 - 02/01/2050	52,000	54,094
Total U.S. Government Agencies (Cost $394,611)		396,613
U.S. TREASURY OBLIGATIONS 25.2%
U.S. Treasury Bonds
2.750% due 11/15/2042	10,100	10,770
2.875% due 05/15/2043	12,532	13,642
2.875% due 05/15/2049	15,650	17,235
3.125% due 02/15/2042	30,600	34,684
3.125% due 02/15/2043	18,631	21,112
3.625% due 02/15/2044	20,600	25,295
3.750% due 11/15/2043	1,500	1,874
U.S. Treasury Notes
1.125% due 08/31/2021 (m)	57,300	56,858
1.875% due 01/31/2022	143,700	144,525
2.000% due 06/30/2024	42,600	43,161
2.000% due 08/15/2025 (m)	29,800	30,185
2.125% due 08/15/2021 (m)	141,000	142,177
2.125% due 02/29/2024 (m)(o)	17,100	17,406
2.125% due 07/31/2024	34,200	34,841
2.125% due 09/30/2024	22,400	22,831
2.250% due 11/15/2024 (m)(o)	16,300	16,716
2.250% due 12/31/2024	87,000	89,250
2.625% due 02/28/2023	78,200	80,588
2.625% due 12/31/2023	31,000	32,137
2.625% due 02/15/2029	20,180	21,376
2.750% due 08/31/2023 (m)	20,100	20,875
2.875% due 10/31/2023	34,900	36,457
2.875% due 08/15/2028	77,800	83,814
3.125% due 11/15/2028	74,900	82,316
Total U.S. Treasury Obligations (Cost $1,069,620)		1,080,125
NON-AGENCY MORTGAGE-BACKED SECURITIES 6.0%
Adjustable Rate Mortgage Trust 3.624% due 01/25/2036 ^~	136	132
American Home Mortgage Assets Trust
1.982% due 05/25/2046 ^●	234	213
2.002% due 10/25/2046 ●	629	435

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2019 (Unaudited)

American Home Mortgage Investment Trust
3.657% due 12/25/2035 ●	564	320
6.500% due 03/25/2047 þ	3,145	3,057
BAMLL Commercial Mortgage Securities Trust 2.790% due 04/15/2036 ●	3,600	3,599
Banc of America Funding Trust
4.189% due 09/20/2035 ^~	67	64
4.845% due 03/20/2036 ~	68	67
5.500% due 01/25/2036	156	139
6.000% due 07/25/2037 ^	360	346
6.000% due 08/25/2037 ^	147	139
Banc of America Mortgage Trust
3.846% due 11/20/2046 ^~	1,167	1,133
4.333% due 02/25/2036 ^~	17	16
4.664% due 06/25/2035 ~	152	146
6.000% due 10/25/2036 ^	149	148
Barclays UBS Trust 2.892% due 06/05/2030	12,800	12,800
Bear Stearns Adjustable Rate Mortgage Trust
3.851% due 01/25/2035 ~	12	11
3.920% due 01/25/2035 ~	366	368
4.065% due 02/25/2036 ^~	406	400
4.120% due 02/25/2033 ~	3	3
4.153% due 01/25/2034 ~	2	2
4.187% due 08/25/2035 ^~	702	672
4.283% due 01/25/2034 ~	7	7
4.544% due 02/25/2033 ~	2	3
Bear Stearns ALT-A Trust
2.132% due 08/25/2036 ^●	848	971
3.774% due 08/25/2036 ^~	350	299
3.816% due 11/25/2036 ^~	2,891	2,406
3.937% due 11/25/2036 ^~	161	146
3.952% due 03/25/2036 ^~	250	214
4.103% due 09/25/2035 ^~	533	443
4.413% due 05/25/2035 ~	131	133
4.480% due 11/25/2036 ~	165	153
Chase Mortgage Finance Trust
5.500% due 11/25/2035	498	482
5.500% due 07/25/2037 ^	1,307	552
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.002% due 10/25/2046 ●	3,903	3,951
2.042% due 01/25/2036 ●	197	192
Citigroup Global Markets Mortgage Securities, Inc. 2.292% due 05/25/2032 ●	10	10
Citigroup Mortgage Loan Trust
3.856% due 04/25/2037 ^~	278	248
4.169% due 09/25/2037 ^~	449	440
4.380% due 10/25/2035 ●	176	182
4.521% due 08/25/2035 ^~	44	40
4.646% due 09/25/2037 ^~	233	235
4.810% due 05/25/2035 ●	34	35
4.970% due 10/25/2035 ^●	279	280
5.133% due 03/25/2034 ~	15	15
Citigroup Mortgage Loan Trust, Inc. 4.229% due 05/25/2035 ~	297	298
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037 ^	871	854
Countrywide Alternative Loan Trust
1.912% due 06/25/2036 ●	3,193	3,062
1.960% due 12/20/2046 ^●	1,295	1,137
1.972% due 04/25/2046 ●	9,001	8,403
1.975% due 07/20/2046 ^●	532	395
1.992% due 02/25/2036 ●	6,553	5,982
2.045% due 09/20/2046 ●	424	272
2.095% due 11/20/2035 ●	3,879	3,764
3.239% due 12/25/2035 ●	127	116
3.976% due 10/25/2035 ^~	32	28
4.242% due 02/25/2037 ^~	887	872
5.500% due 11/25/2035 ^	909	802
5.500% due 12/25/2035 ^	595	506
5.500% due 01/25/2036	200	176
5.750% due 02/25/2035	494	487
5.750% due 03/25/2037 ^●	129	110
6.000% due 02/25/2037 ^	3,226	2,002
6.250% due 11/25/2036 ^	1,096	997
6.250% due 12/25/2036 ^●	598	421
6.250% due 08/25/2037 ^	3,980	3,342
Countrywide Home Loan Mortgage Pass-Through Trust
2.092% due 04/25/2046 ^●	15	1
2.252% due 05/25/2035 ●	107	100
4.177% due 04/20/2035 ~	56	57
4.464% due 07/20/2034 ~	240	237
4.901% due 02/25/2034 ~	169	173
5.500% due 01/25/2035	337	347
5.500% due 09/25/2035 ^	237	237
5.500% due 12/25/2035 ^	340	293

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2019 (Unaudited)

6.000% due 05/25/2036 ^		229	189
6.000% due 01/25/2037 ^		4,348	3,513
Countrywide Home Loan Reperforming REMIC Trust 2.132% due 06/25/2035 ●		94	91
Credit Suisse First Boston Mortgage Securities Corp.
4.031% due 06/25/2033 ~		115	116
6.000% due 01/25/2036 ^		852	662
Credit Suisse Mortgage Capital Trust 3.319% due 10/27/2059 ~		1,294	1,295
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
1.972% due 06/25/2037 ^●		228	226
3.537% due 10/25/2035 ~		43	39
5.500% due 12/25/2035 ^		329	318
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.300% due 07/25/2036 ^þ		138	129
Dragon Finance BV 1.794% due 07/13/2023 ●	GBP	3,557	4,594
EMF-NL Prime BV 0.382% due 04/17/2041 ●	EUR	1,071	1,157
Eurosail PLC
0.057% due 09/10/2044 ●		4,400	4,461
1.479% due 09/13/2045 ●	GBP	7,695	10,014
1.729% due 06/13/2045 ●		7,729	10,178
First Horizon Asset Securities, Inc. 4.127% due 02/25/2036 ~		$152	149
First Horizon Mortgage Pass-Through Trust 5.750% due 05/25/2037 ^		689	480
GMAC Mortgage Corp. Loan Trust
3.918% due 11/19/2035 ~		93	90
4.159% due 04/19/2036 ^~		52	48
GreenPoint Mortgage Funding Trust 2.332% due 11/25/2045 ●		45	40
GreenPoint Mortgage Funding Trust Pass-Through Certificates 4.695% due 10/25/2033 ~		128	130
GSR Mortgage Loan Trust
3.809% due 11/25/2035 ^~		83	68
3.956% due 01/25/2036 ^~		81	82
4.043% due 06/25/2034 ~		33	33
4.337% due 05/25/2035 ~		290	283
4.617% due 05/25/2034 ~		224	227
4.655% due 11/25/2035 ~		379	382
4.704% due 09/25/2035 ~		22	23
6.000% due 02/25/2036 ^		1,704	1,352
6.000% due 03/25/2037 ^		311	265
6.000% due 05/25/2037 ^		99	90
HarborView Mortgage Loan Trust
1.954% due 09/19/2037 ●		518	507
1.954% due 01/19/2038 ●		713	680
1.969% due 12/19/2036 ●		2,857	2,550
3.398% due 06/19/2036 ^~		148	101
Hawksmoor Mortgages 1.761% due 05/25/2053 ●	GBP	12,545	16,658
HomeBanc Mortgage Trust
2.052% due 01/25/2036 ●		$260	258
3.587% due 04/25/2037 ^~		38	37
HPLY Trust 2.740% due 11/15/2036 ●		931	930
IndyMac Mortgage Loan Trust
2.062% due 06/25/2037 ^●		135	133
2.272% due 07/25/2035 ●		46	45
3.506% due 07/25/2037 ~		127	107
3.860% due 08/25/2036 ~		72	59
4.086% due 06/25/2036 ~		329	311
JPMorgan Alternative Loan Trust 1.932% due 03/25/2037 ●		836	836
JPMorgan Mortgage Trust
3.717% due 07/27/2037 ~		1,078	1,097
3.954% due 06/25/2037 ^~		1,528	1,341
4.106% due 07/25/2035 ~		43	44
4.202% due 04/25/2036 ^~		308	284
4.210% due 08/25/2035 ^~		301	298
4.427% due 07/25/2035 ~		39	39
4.448% due 06/25/2036 ^~		90	81
4.449% due 04/25/2035 ~		498	510
5.750% due 01/25/2036 ^		274	210
Lehman XS Trust
1.952% due 03/25/2047 ^●		138	143
1.972% due 07/25/2037 ^●		508	470
MASTR Adjustable Rate Mortgages Trust
2.032% due 05/25/2037 ●		123	77
2.102% due 09/25/2037 ●		5,722	5,632
2.472% due 05/25/2047 ^●		314	346
2.979% due 01/25/2047 ^●		652	961
3.821% due 11/25/2033 ~		21	21
3.954% due 08/25/2034 ~		13	13

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2019 (Unaudited)

MASTR Alternative Loan Trust 2.192% due 03/25/2036 ^●		507	78
Merrill Lynch Alternative Note Asset Trust 4.137% due 06/25/2037 ^~		142	107
Merrill Lynch Mortgage Investors Trust
2.002% due 02/25/2036 ●		1,054	1,033
3.297% due 05/25/2034 ~		130	123
3.861% due 12/25/2035 ~		698	641
4.372% due 11/25/2035 ●		88	90
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~		2,130	2,144
Morgan Stanley Mortgage Loan Trust
3.578% due 11/25/2037 ~		931	825
3.979% due 07/25/2035 ^~		258	244
6.000% due 10/25/2037 ^		4,547	3,668
MortgageIT Securities Corp. Mortgage Loan Trust 2.292% due 09/25/2037 ●		7,283	6,898
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		7,386	7,393
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.820% due 03/25/2047 þ		135	141
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 2.172% due 12/25/2035 ●		856	819
Prime Mortgage Trust 2.292% due 02/25/2035 ●		331	318
RBSGC Structured Trust 5.500% due 11/25/2035 ^		2,418	2,360
RBSSP Resecuritization Trust
2.304% due 04/26/2037 ●		129	128
6.500% due 10/26/2036 ~		1,738	1,654
Residential Accredit Loans, Inc. Trust
1.892% due 05/25/2037 ●		409	385
1.982% due 07/25/2036 ●		171	161
1.992% due 12/25/2046 ^●		244	224
2.022% due 05/25/2037 ^●		54	39
4.349% due 02/25/2035 ^~		72	63
4.761% due 03/25/2035 ^~		42	38
5.471% due 02/25/2036 ^~		111	99
6.000% due 06/25/2036 ^		101	96
6.000% due 05/25/2037 ^		86	83
6.500% due 07/25/2036		417	412
Residential Asset Securitization Trust
2.192% due 01/25/2046 ^●		891	384
6.000% due 02/25/2036		380	270
6.250% due 09/25/2037 ^		1,956	1,178
Residential Funding Mortgage Securities, Inc. Trust
4.337% due 09/25/2035 ^~		191	159
4.667% due 02/25/2036 ^~		380	354
6.000% due 10/25/2036 ^		430	407
Structured Adjustable Rate Mortgage Loan Trust
1.992% due 04/25/2047 ●		597	558
3.715% due 09/25/2036 ^~		1,401	1,157
3.842% due 01/25/2035 ~		371	375
4.374% due 09/25/2035 ~		1,478	1,444
4.397% due 05/25/2036 ^~		1,165	1,127
4.413% due 03/25/2036 ^~		77	72
Structured Asset Mortgage Investments Trust
2.012% due 05/25/2036 ●		1,158	1,119
2.052% due 05/25/2046 ^●		14	35
2.424% due 09/19/2032 ●		16	16
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.880% due 06/25/2033 ~		103	102
Towd Point Mortgage Funding PLC 1.820% due 10/20/2051 ●	GBP	2,756	3,671
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		$24,386	24,542
Uropa Securities PLC
0.985% due 06/10/2059 ●	GBP	9,246	11,820
1.135% due 06/10/2059 ●		2,254	2,777
1.335% due 06/10/2059 ●		1,763	2,168
1.535% due 06/10/2059 ●		1,878	2,307
Wachovia Mortgage Loan Trust LLC
4.229% due 08/20/2035 ^~		$318	304
4.260% due 10/20/2035 ~		42	39
WaMu Mortgage Pass-Through Certificates Trust
2.052% due 11/25/2045 ●		846	828
2.062% due 12/25/2045 ●		714	699
2.112% due 08/25/2045 ●		551	550
2.350% due 02/27/2034 ●		25	25
2.627% due 07/25/2046 ●		799	774
2.627% due 10/25/2046 ●		183	178
2.939% due 02/25/2047 ^●		519	505
2.989% due 06/25/2047 ^●		58	19
3.119% due 10/25/2046 ^●		920	884
3.137% due 12/25/2046 ●		253	254
3.239% due 08/25/2046 ●		1,868	1,763

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2019 (Unaudited)

3.439% due 11/25/2042 ●		2	2
3.522% due 12/25/2036 ^~		354	342
3.639% due 06/25/2042 ●		3	3
3.639% due 08/25/2042 ●		4	4
3.709% due 09/25/2036 ^~		290	281
4.035% due 02/25/2037 ^~		2,303	2,273
4.322% due 09/25/2033 ~		2,640	2,695
Washington Mutual Mortgage Pass-Through Certificates Trust
2.032% due 01/25/2047 ^●		543	504
3.079% due 05/25/2047 ^●		31	3
4.239% due 09/25/2036 þ		19,501	9,045
Wells Fargo Mortgage-Backed Securities Trust
4.425% due 11/25/2037 ^~		508	493
4.790% due 09/25/2033 ~		34	34
5.188% due 04/25/2036 ^~		37	36
Total Non-Agency Mortgage-Backed Securities (Cost $244,017)			255,464
ASSET-BACKED SECURITIES 4.0%
ACE Securities Corp. Home Equity Loan Trust 2.092% due 02/25/2036 ●		414	411
Aircraft Certificate Owner Trust 7.001% due 09/20/2022		646	673
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.242% due 01/25/2036 ●		3,222	3,186
Arbour CLO DAC 0.870% due 01/15/2030 ●	EUR	1,300	1,459
Ares CLO Ltd. 3.192% due 04/17/2026 ●		$275	275
Argent Securities Trust 2.062% due 05/25/2036 ●		652	250
Asset-Backed Funding Certificates Trust
1.952% due 01/25/2037 ●		737	500
2.012% due 01/25/2037 ●		3,154	2,161
2.392% due 10/25/2034 ●		608	612
B2R Mortgage Trust 2.567% due 06/15/2049		5,192	5,196
Bayview Koitere Fund Trust 3.967% due 07/28/2033 þ		63	63
Bear Stearns Asset-Backed Securities Trust
1.902% due 02/25/2037 ●		98	111
2.282% due 09/25/2035 ●		977	975
2.592% due 10/27/2032 ●		29	28
2.792% due 10/25/2037 ●		271	273
2.842% due 08/25/2037 ●		360	314
3.042% due 08/25/2037 ●		839	840
Carlyle Global Market Strategies Euro CLO DAC 0.870% due 01/18/2030 ●	EUR	2,200	2,471
Carrington Mortgage Loan Trust
2.252% due 06/25/2035 ●		$117	118
2.617% due 02/25/2035 ●		4,108	4,126
Citigroup Mortgage Loan Trust
2.042% due 08/25/2036 ●		2,669	2,633
6.750% due 05/25/2036 þ		208	151
Countrywide Asset-Backed Certificates
1.962% due 06/25/2047 ●		181	181
1.972% due 06/25/2047 ●		473	471
2.012% due 09/25/2037 ^●		168	148
2.052% due 11/25/2037 ●		4,227	3,936
2.082% due 06/25/2037 ●		5,000	4,834
2.082% due 11/25/2037 ●		10,832	10,426
2.142% due 11/25/2036 ●		1,088	928
4.600% due 10/25/2046 ^~		424	414
4.706% due 07/25/2036 ~		1,142	1,158
5.430% due 02/25/2033 ^~		222	198
Countrywide Asset-Backed Certificates Trust
1.942% due 02/25/2037 ●		8	8
1.952% due 09/25/2046 ●		62	61
6.095% due 08/25/2035 þ		473	485
CSAB Mortgage-Backed Trust 6.172% due 06/25/2036 ^þ		315	145
Dryden Euro CLO BV 0.880% due 01/15/2030 ●	EUR	2,100	2,357
Fieldstone Mortgage Investment Trust 1.868% due 11/25/2036 ●		$1,155	813
First Franklin Mortgage Loan Trust
1.932% due 09/25/2036 ●		70	70
2.032% due 10/25/2036 ●		1,276	1,012
3.067% due 07/25/2034 ●		383	385
First NLC Trust
1.932% due 08/25/2037 ●		183	116
2.072% due 08/25/2037 ●		122	79
GSAA Home Equity Trust
1.962% due 09/25/2036 ●		1,177	487
2.032% due 11/25/2036 ●		15,511	8,393
2.092% due 03/25/2037 ●		247	148

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2019 (Unaudited)

2.092% due 05/25/2047 ●		209	166
Home Equity Asset Trust 2.072% due 08/25/2036 ●		726	725
Home Equity Mortgage Loan Asset-Backed Trust
1.932% due 11/25/2036 ●		8,659	8,287
2.032% due 11/25/2036 ●		1,827	1,532
2.232% due 03/25/2036 ●		6,000	5,769
Jamestown CLO Ltd. 2.691% due 07/15/2026 ●		1,439	1,439
JPMorgan Mortgage Acquisition Corp. 2.132% due 02/25/2036 ^●		10,000	9,873
JPMorgan Mortgage Acquisition Trust 1.942% due 07/25/2036 ●		1,195	670
Limerock CLO LLC 3.166% due 10/20/2026 ●		504	505
Long Beach Mortgage Loan Trust 2.552% due 08/25/2045 ●		276	276
Loomis Sayles CLO Ltd. 2.901% due 04/15/2028 ●		1,000	995
MASTR Specialized Loan Trust 2.542% due 11/25/2035 ●		3,846	3,817
Merrill Lynch Mortgage Investors Trust
1.862% due 04/25/2047 ●		1,350	810
2.052% due 03/25/2037 ●		1,639	1,547
2.112% due 03/25/2037 ●		856	813
Monroe Capital BSL CLO Ltd. 3.019% due 05/22/2027 ●		10,808	10,810
Morgan Stanley ABS Capital, Inc. Trust
1.882% due 01/25/2037 ●		620	375
1.892% due 09/25/2036 ●		1,757	827
1.932% due 10/25/2036 ●		2,278	1,445
2.012% due 10/25/2036 ●		1,381	886
3.367% due 09/25/2034 ●		982	983
Morgan Stanley Home Equity Loan Trust 2.142% due 04/25/2037 ●		207	140
Morgan Stanley Mortgage Loan Trust
2.152% due 04/25/2037 ●		271	126
5.726% due 10/25/2036 ^þ		239	114
New Century Home Equity Loan Trust 2.122% due 02/25/2036 ●		578	579
Option One Mortgage Loan Trust
1.932% due 03/25/2037 ●		373	341
2.012% due 01/25/2037 ●		475	326
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 2.752% due 03/25/2035 ●		14,314	14,373
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ		928	412
Residential Asset Securities Corp. Trust 2.887% due 03/25/2035 ●		634	630
Saxon Asset Securities Trust 3.624% due 08/25/2035 þ		11	12
Securitized Asset-Backed Receivables LLC Trust
1.852% due 12/25/2036 ^●		200	63
2.082% due 12/25/2035 ●		732	722
2.372% due 11/25/2035 ●		256	256
SG Mortgage Securities Trust 2.002% due 10/25/2036 ●		2,000	1,664
SMB Private Education Loan Trust 2.750% due 07/15/2027		4,890	4,914
SoFi Professional Loan Program LLC 2.892% due 10/27/2036 ●		2,465	2,475
Soundview Home Loan Trust
1.942% due 06/25/2037 ●		3,514	2,687
2.052% due 02/25/2037 ●		1,491	572
Specialty Underwriting & Residential Finance Trust 2.392% due 12/25/2036 ●		659	648
START Ireland 4.089% due 03/15/2044		568	576
Structured Asset Investment Loan Trust
1.942% due 09/25/2036 ●		579	564
1.952% due 05/25/2036 ●		739	707
2.512% due 05/25/2035 ●		855	857
2.592% due 07/25/2034 ●		8,522	8,454
2.692% due 04/25/2035 ●		11,000	10,985
Venture CDO Ltd. 2.881% due 04/15/2027 ●		1,000	996
Total Asset-Backed Securities (Cost $161,983)			170,822
SOVEREIGN ISSUES 14.0%
Angolan Government International Bond 8.000% due 11/26/2029		3,500	3,744
Argentina Government International Bond
3.380% due 12/31/2038 þ	EUR	5,000	2,606
3.875% due 01/15/2022		74,220	39,976
5.250% due 01/15/2028		2,000	997

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2019 (Unaudited)

5.875% due 01/11/2028		$1,500	709
42.836% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	95,411	846
56.589% (ARLLMONP) due 06/21/2020 ~(a)		21,119	191
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	1,550	1,869
4.950% due 02/11/2020		100	113
Brazil Government International Bond
4.750% due 01/14/2050		$7,101	7,016
5.000% due 01/27/2045		1,800	1,876
Costa Rica Government International Bond
6.125% due 02/19/2031		1,000	1,065
9.995% due 08/01/2020		500	519
Dominican Republic International Bond
5.500% due 01/27/2025		7,000	7,554
5.875% due 04/18/2024		9,400	10,109
6.000% due 07/19/2028		2,100	2,340
6.400% due 06/05/2049		3,700	4,069
6.500% due 02/15/2048		1,250	1,382
6.600% due 01/28/2024		500	557
6.850% due 01/27/2045		2,200	2,518
Ecuador Government International Bond
7.875% due 01/23/2028		6,000	5,350
9.650% due 12/13/2026		1,400	1,334
10.750% due 01/31/2029		4,840	4,733
Egypt Government International Bond
4.750% due 04/11/2025	EUR	2,900	3,434
5.577% due 02/21/2023		$8,900	9,328
5.625% due 04/16/2030	EUR	5,250	6,087
6.375% due 04/11/2031		5,300	6,376
7.053% due 01/15/2032		$2,200	2,310
7.600% due 03/01/2029		200	219
El Salvador Government International Bond 7.125% due 01/20/2050		2,000	2,136
Fondo MIVIVIENDA S.A. 3.500% due 01/31/2023		200	205
Ghana Government International Bond
7.875% due 03/26/2027		5,280	5,563
8.125% due 03/26/2032		1,000	1,021
8.950% due 03/26/2051		2,000	2,052
Guatemala Government International Bond
4.500% due 05/03/2026		3,000	3,159
4.900% due 06/01/2030		1,400	1,502
5.750% due 06/06/2022		5,000	5,345
6.125% due 06/01/2050		400	473
Indonesia Government International Bond
1.400% due 10/30/2031	EUR	4,250	4,757
1.450% due 09/18/2026		1,600	1,863
2.625% due 06/14/2023		700	843
3.750% due 04/25/2022		$5,000	5,170
4.100% due 04/24/2028		2,600	2,827
4.750% due 01/08/2026		10,600	11,795
5.250% due 01/17/2042		5,400	6,516
6.625% due 02/17/2037		2,400	3,263
6.750% due 01/15/2044		2,300	3,294
Israel Government International Bond 4.125% due 01/17/2048		800	928
Ivory Coast Government International Bond
5.250% due 03/22/2030	EUR	3,200	3,668
5.875% due 10/17/2031		2,000	2,336
Kazakhstan Government International Bond
1.550% due 11/09/2023		1,500	1,763
2.375% due 11/09/2028		3,200	4,075
Kenya Government International Bond
7.000% due 05/22/2027		$700	747
8.000% due 05/22/2032		2,800	3,058
8.250% due 02/28/2048		1,500	1,612
Kuwait International Government Bond
2.750% due 03/20/2022		3,715	3,778
3.500% due 03/20/2027		14,915	16,056
Mexico Government International Bond
4.500% due 01/31/2050		25,800	27,941
4.750% due 03/08/2044		1,000	1,108
6.750% due 09/27/2034		400	549
Mongolia Government International Bond 5.625% due 05/01/2023		1,600	1,650
Nigeria Government International Bond
6.500% due 11/28/2027		6,900	7,064
7.143% due 02/23/2030		3,300	3,371
7.625% due 11/21/2025		6,800	7,525
Oman Government International Bond
4.750% due 06/15/2026		2,300	2,337
4.875% due 02/01/2025		2,000	2,073
5.375% due 03/08/2027		3,300	3,408
5.625% due 01/17/2028		5,000	5,184
6.000% due 08/01/2029		4,000	4,188
6.750% due 01/17/2048		6,200	6,248

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2019 (Unaudited)

Pakistan Government International Bond 6.875% due 12/05/2027		2,000	2,089
Panama Government International Bond 6.700% due 01/26/2036		7,100	9,973
Paraguay Government International Bond
5.600% due 03/13/2048		2,200	2,582
6.100% due 08/11/2044		900	1,107
Peru Government International Bond
5.625% due 11/18/2050		150	220
5.940% due 02/12/2029	PEN	25,250	8,598
6.350% due 08/12/2028		9,640	3,378
6.950% due 08/12/2031		21,180	7,723
8.200% due 08/12/2026		490	188
8.750% due 11/21/2033		$9,340	15,391
Perusahaan Penerbit SBSN Indonesia 4.450% due 02/20/2029		3,000	3,317
Qatar Government International Bond
3.375% due 03/14/2024		1,200	1,258
3.875% due 04/23/2023		4,500	4,757
4.000% due 03/14/2029		1,200	1,342
4.500% due 04/23/2028		3,300	3,787
4.817% due 03/14/2049		2,000	2,481
5.103% due 04/23/2048		600	772
Romania Government International Bond 4.625% due 04/03/2049	EUR	2,520	3,496
Russia Government International Bond
4.750% due 05/27/2026		$2,000	2,235
4.875% due 09/16/2023		27,400	29,917
5.100% due 03/28/2035		5,000	5,999
5.625% due 04/04/2042		4,000	5,243
Saudi Government International Bond
2.375% due 10/26/2021		1,280	1,286
2.875% due 03/04/2023		3,000	3,058
4.500% due 10/26/2046		24,200	26,857
5.000% due 04/17/2049		300	359
Senegal Government International Bond
4.750% due 03/13/2028	EUR	700	830
6.250% due 05/23/2033		$1,700	1,793
Serbia Government International Bond 1.500% due 06/26/2029	EUR	4,400	5,030
South Africa Government International Bond
4.300% due 10/12/2028		$5,300	5,206
4.850% due 09/30/2029		4,400	4,411
5.750% due 09/30/2049		1,000	976
5.875% due 06/22/2030		1,100	1,192
Sri Lanka Government International Bond
6.200% due 05/11/2027		800	752
7.850% due 03/14/2029		1,800	1,831
Turkey Government International Bond
4.250% due 04/14/2026		8,300	7,764
4.625% due 03/31/2025	EUR	3,900	4,636
5.125% due 02/17/2028		$9,600	9,210
5.600% due 11/14/2024		5,920	6,034
5.625% due 03/30/2021		500	516
5.750% due 05/11/2047		3,200	2,844
6.000% due 01/14/2041		6,300	5,890
6.125% due 10/24/2028		10,600	10,757
7.250% due 12/23/2023		2,000	2,169
7.375% due 02/05/2025		6,200	6,784
7.625% due 04/26/2029		6,200	6,864
Ukraine Government International Bond
6.750% due 06/20/2026	EUR	5,300	6,688
7.750% due 09/01/2020		$800	825
7.750% due 09/01/2021		9,300	9,861
7.750% due 09/01/2022		19,500	21,084
7.750% due 09/01/2023		4,200	4,572
7.750% due 09/01/2026		4,600	5,041
Uruguay Government International Bond
4.375% due 01/23/2031		880	986
5.100% due 06/18/2050		7,540	9,072
7.625% due 03/21/2036		1,100	1,629
Venezuela Government International Bond
7.000% due 03/31/2038 ^(c)		2,700	324
8.250% due 10/13/2024 ^(c)		2,700	324

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2019 (Unaudited)

Vietnam Government International Bond 5.500% due 03/12/2028	4,753	4,705
Total Sovereign Issues (Cost $617,152)		599,691
	SHARES
COMMON STOCKS 0.1%
COMMUNICATION SERVICES 0.0%
Clear Channel Outdoor Holdings, Inc. (d)	228,414	653
iHeartMedia, Inc.	167	3
iHeartMedia, Inc. ’A’ (d)	12,437	210
		866
CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment Corp. (d)	68,046	925
Urbi Desarrollos Urbanos S.A.B. de C.V. (d)	59,198	3
		928
ENERGY 0.1%
Dommo Energia S.A. (d)(i)	655,893	478
Dommo Energia S.A. «	1,662,635	1,001
Dommo Energia S.A. SP - ADR «(d)	5,233	38
		1,517
FINANCIALS 0.0%
Hipotecaria Su Casita S.A. «	157,773	0
UTILITIES 0.0%
Eneva S.A. (d)(i)	74,731	812
Total Common Stocks (Cost $6,952)		4,123
WARRANTS 0.0%
COMMUNICATION SERVICES 0.0%
iHeartMedia, Inc.	81,002	1,369
Total Warrants (Cost $1,471)		1,369
PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
AGFC Capital Trust 3.751% (US0003M + 1.750%) due 01/15/2067 ~	900,000	450
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 ●(g)(h)	400,000	453
8.875% due 04/14/2021 ●(g)(h)	200,000	246
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(g)	400,000	409
Charles Schwab Corp. 5.000% due 12/01/2027 ●(g)	4,000,000	4,216
Dresdner Funding Trust 8.151% due 06/30/2031	870,000	1,174
Goldman Sachs Group, Inc. 4.950% due 02/10/2025 ●(g)	670,000	695
JPMorgan Chase & Co. 5.000% due 08/01/2024 ●(g)	2,430,000	2,530
Nationwide Building Society 10.250% ~	7,000	1,539
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (g)	3,247,000	4,644
		16,356
INDUSTRIALS 0.0%
General Electric Co. 5.000% due 01/21/2021 ●(g)	1,488,000	1,460

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2019 (Unaudited)

Total Preferred Securities (Cost $16,382)			17,816
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.3%
CERTIFICATES OF DEPOSIT 0.2%
Lloyds Bank Corporate Markets PLC
2.435% (US0003M + 0.500%) due 09/24/2020 ~		$800	802
2.512% (US0003M + 0.500%) due 10/26/2020 ~		6,200	6,213
			7,015
REPURCHASE AGREEMENTS (j) 0.1%			2,170
ARGENTINA TREASURY BILLS 0.0%
47.840% due 05/13/2020 (e)(f)	ARS	12,540	169
Total Short-Term Instruments (Cost $9,492)			9,354
Total Investments in Securities (Cost $4,189,219)			4,241,077
		SHARES
INVESTMENTS IN AFFILIATES 7.6%
SHORT-TERM INSTRUMENTS 7.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.6%
PIMCO Short Asset Portfolio		3,136,045	31,222
PIMCO Short-Term Floating NAV Portfolio III		29,624,636	293,077
Total Short-Term Instruments (Cost $324,270)			324,299
Total Investments in Affiliates (Cost $324,270)			324,299
Total Investments 106.6% (Cost $4,513,489)			$4,565,376
Financial Derivative Instruments (l)(n) (0.0)%(Cost or Premiums, net $35,623)			(1,983)
Other Assets and Liabilities, net (6.6)%			(281,093)
Net Assets 100.0%			$4,282,300

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Dommo Energia S.A.	12/21/2017 - 12/26/2017	$171	$478	0.01%
Eneva S.A.	12/21/2017 - 12/03/2019	346	812	0.02
		$517	$1,290	0.03%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$2,170	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(2,217)	$2,170	$2,170
Total Repurchase Agreements						$(2,217)	$2,170	$2,170

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BRC	1.350%	11/01/2019	TBD(3)	$(274)	$(275)
Total Reverse Repurchase Agreements					$(275)
(k)	Securities with an aggregate market value of $319 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(8,130) at a weighted average interest rate of 1.595%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2019 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bobl March Futures	03/2020	333	$49,914	$(144)	$0	$(135)
Euro-BTP Italy Government Bond March Futures	03/2020	45	7,191	(100)	0	(21)
Euro-Bund 10-Year Bond March Futures	03/2020	214	40,925	(643)	0	(269)
U.S. Treasury 10-Year Ultra March Futures	03/2020	655	92,161	(1,213)	0	(113)
U.S. Treasury 30-Year Bond March Futures	03/2020	74	11,537	(267)	0	(25)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2020	143	25,977	(782)	0	(165)
Total Futures Contracts				$(3,149)	$0	$(728)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2022	0.181%	$9,200	$194	$30	$224	$1	$0
Enbridge, Inc.	1.000	Quarterly	12/20/2022	0.281	200	0	4	4	0	0
International Lease Finance Corp.	5.000	Quarterly	12/20/2022	0.279	100	20	(6)	14	0	0
Navient Corp.	5.000	Quarterly	12/20/2021	0.584	4,650	33	375	408	2	0
						$247	$403	$650	$3	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.EM-31 5-Year Index	1.000%	Quarterly	06/20/2024	$29,600	$(1,074)	$301	$(773)	$2	$0
CDX.EM-32 5-Year Index	1.000	Quarterly	12/20/2024	41,700	(2,007)	621	(1,386)	7	0
CDX.HY-32 5-Year Index	5.000	Quarterly	06/20/2024	479,416	33,055	15,179	48,234	0	(182)
CDX.HY-33 5-Year Index	5.000	Quarterly	12/20/2024	109,989	7,939	2,858	10,797	0	(38)
CDX.IG-26 5-Year Index	1.000	Quarterly	06/20/2021	3,000	41	(3)	38	0	0
CDX.IG-27 5-Year Index	1.000	Quarterly	12/20/2021	2,300	35	2	37	0	0
CDX.IG-32 5-Year Index	1.000	Quarterly	06/20/2024	256,600	5,001	1,780	6,781	0	(21)
CDX.IG-33 5-Year Index	1.000	Quarterly	12/20/2024	293,300	6,000	1,712	7,712	0	(28)
					$48,990	$22,450	$71,440	$9	$(269)
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	6-Month AUD-BBR-BBSW	2.750%	Semi-Annual	06/17/2026	AUD	34,600	$1,308	$943	$2,251	$0	$(57)
Pay(5)	6-Month EUR-EURIBOR	0.500	Annual	03/18/2025	EUR	126,600	(1,199)	(1,732)	(2,931)	0	(292)
Pay(5)	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		41,400	(951)	(802)	(1,753)	0	(223)
							$(842)	$(1,591)	$(2,433)	$0	$(572)
Total Swap Agreements							$48,395	$21,262	$69,657	$12	$(841)

(m)	Securities with an aggregate market value of $46,349 and cash of $2,820 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2019 (Unaudited)

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2020	DKK	1,335		$198	$0	$(2)
	01/2020		$6	MXN	121	0	0
BPS	01/2020	EUR	3,005		$3,350	0	(22)
	01/2020	MXN	122		6	0	0
	06/2020		$6	MXN	122	0	0
BRC	01/2020	GBP	103		$136	0	0
CBK	01/2020	PEN	32,210		9,625	0	(94)
	01/2020	TRY	710		122	3	0
	02/2020	PEN	40,304		12,041	0	(108)
DUB	03/2020	IDR	1,972,692		138	0	(4)
FBF	01/2020	BRL	120		29	0	(1)
	01/2020		$30	BRL	120	0	0
	02/2020		29		120	1	0
GLM	01/2020	BRL	120		$30	0	0
	01/2020	GBP	1,023		1,340	0	(15)
	01/2020		$29	BRL	120	1	0
HUS	01/2020	AUD	876		$595	0	(20)
	01/2020		$1,661	GBP	1,242	0	(15)
	01/2020		99	RUB	6,526	6	0
	04/2020	DKK	1,335		$201	0	0
RYL	03/2020	CNH	3,965		550	0	(19)
SCX	01/2020	GBP	98,961		127,497	0	(3,613)
UAG	01/2020	EUR	185,298		204,666	0	(3,274)
Total Forward Foreign Currency Contracts						$11	$(7,187)
WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.747%	01/21/2020	12,900	$(31)	$(18)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.997	01/21/2020	12,900	(30)	(34)
Total Written Options							$(61)	$(52)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Colombia Government International Bond	1.000%	Quarterly	06/20/2022	0.323%		$8,600	$(128)	$273	$145	$0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.559		100	(1)	3	2	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.685		1,200	(19)	36	17	0
	Telecom Italia SpA	1.000	Quarterly	12/20/2022	0.637	EUR	6,400	(95)	176	81	0
BRC	Brazil Government International Bond	1.000	Quarterly	03/20/2023	0.624		$2,800	(151)	185	34	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2024	0.557		3,500	(13)	81	68	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	0.958		700	(67)	68	1	0
CBK	AXA Equitable Holdings, Inc.	1.000	Quarterly	06/20/2023	0.496		400	(11)	18	7	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.991		400	(7)	7	0	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.365		21,200	(277)	677	400	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.631		3,900	(40)	103	63	0

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2019 (Unaudited)

	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.727	11,600	46	109	155	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.685	1,800	(30)	55	25	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.345	100	(5)	4	0	(1)
	Turkey Government International Bond	1.000	Quarterly	03/20/2020	0.359	10,000	(463)	481	18	0
DUB	Indonesia Government International Bond	1.000	Quarterly	12/20/2023	0.466	16,000	(242)	576	334	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	0.806	12,700	(1,137)	1,178	41	0
FBF	South Africa Government International Bond	1.000	Quarterly	12/20/2020	0.501	2,150	(83)	94	11	0
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2024	0.883	100	(3)	4	1	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.991	1,100	(17)	18	1	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.510	21,000	(314)	717	403	0
	Fiserv, Inc.	1.000	Quarterly	12/20/2024	1.113	500	(6)	4	0	(2)
	Indonesia Government International Bond	1.000	Quarterly	12/20/2023	0.466	52,500	(775)	1,873	1,098	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.784	2,900	(24)	55	31	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	0.958	1,200	(111)	112	1	0
	Russia Government International Bond	1.000	Quarterly	12/20/2024	0.556	10,900	81	154	235	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.501	19,500	(832)	427	0	(405)
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2023	0.624	50	(3)	4	1	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2023	0.746	600	(21)	27	6	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	0.883	5,200	(152)	180	28	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.559	14,400	(232)	481	249	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.685	3,600	(48)	98	50	0
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.559	1,900	(18)	51	33	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.685	300	(5)	9	4	0
	Philippines Government International Bond	1.000	Quarterly	06/20/2022	0.161	25,400	244	285	529	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.784	17,400	(104)	288	184	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2020	0.501	4,500	(147)	170	23	0
NGF	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.223	2,000	14	25	39	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2021	1.697	600	(55)	47	0	(8)
UAG	Avolon Holdings Ltd. «	5.000	Quarterly	07/01/2020	0.654	600	35	(22)	13	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	0.805	18,900	(1,385)	1,463	78	0
							$(6,601)	$10,594	$4,409	$(416)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
								Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.9 Index	0.500%	Monthly	09/17/2058	$2,800	$(155)	$192	$37	$0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	9,000	(192)	291	99	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	63,200	(2,417)	3,245	828	0
MEI	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	17,600	(712)	942	230	0
MYC	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	53,100	(2,127)	2,822	695	0
UAG	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	8,100	(329)	435	106	0
						$(5,932)	$7,927	$1,995	$0
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	iBoxx USD Liquid High Yield Index	N/A	1.908% (3-Month USD-LIBOR)	Maturity	03/20/2020	$5,500	$(31)	$194	$163	$0
	Receive	iBoxx USD Liquid High Yield Index	N/A	1.908% (3-Month USD-LIBOR)	Maturity	06/22/2020	5,500	(25)	140	115	0
	Receive	iBoxx USD Liquid High Yield Index	N/A	1.908% (3-Month USD-LIBOR)	Maturity	09/20/2020	9,200	(35)	266	231	0
FBF	Receive	iBoxx USD Liquid High Yield Index	N/A	1.908% (3-Month USD-LIBOR)	Maturity	06/22/2020	2,800	(13)	73	60	0

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2019 (Unaudited)

GST	Receive	iBoxx USD Liquid High Yield Index	N/A	1.908% (3-Month USD-LIBOR)	Maturity	06/22/2020	15,200	(74)	319	245	0
								$(178)	$992	$814	$0
Total Swap Agreements								$(12,711)	$19,513	$7,218	$(416)

(o)	Securities with an aggregate market value of $4,943 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$94,572	$37,096	$131,668
Corporate Bonds & Notes
Banking & Finance	0	681,189	2,150	683,339
Industrials	0	674,076	3,308	677,384
Utilities	0	202,622	0	202,622
Convertible Bonds & Notes
Industrials	0	632	0	632
Utilities	0	5,856	0	5,856
Municipal Bonds & Notes
California	0	114	0	114
Illinois	0	1,220	0	1,220
Texas	0	2,865	0	2,865
U.S. Government Agencies	0	396,613	0	396,613
U.S. Treasury Obligations	0	1,080,125	0	1,080,125
Non-Agency Mortgage-Backed Securities	0	255,464	0	255,464
Asset-Backed Securities	0	170,822	0	170,822
Sovereign Issues	0	599,691	0	599,691
Common Stocks
Communication Services	863	3	0	866
Consumer Discretionary	928	0	0	928
Energy	478	0	1,039	1,517
Utilities	812	0	0	812
Warrants
Communication Services	0	1,369	0	1,369
Preferred Securities
Banking & Finance	0	16,356	0	16,356
Industrials	0	1,460	0	1,460
Short-Term Instruments
Certificates of Deposit	0	7,015	0	7,015
Repurchase Agreements	0	2,170	0	2,170
Argentina Treasury Bills	0	169	0	169
	$3,081	$4,194,403	$43,593	$4,241,077
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$324,299	$0	$0	$324,299
Total Investments	$327,380	$4,194,403	$43,593	$4,565,376

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	12	0	12
Over the counter	0	7,216	13	7,229
	$0	$7,228	$13	$7,241
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(728)	(841)	0	(1,569)
Over the counter	0	(7,655)	0	(7,655)
	$(728)	$(8,496)	$0	$(9,224)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2019 (Unaudited)

Total Financial Derivative Instruments	$(728)	$(1,268)	$13	$(1,983)
Totals	$326,652	$4,193,135	$43,606	$4,563,393

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2019:
Category and Subcategory	Beginning Balance at 03/31/2019	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2019 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$35,620	$5,219	$(6,422)	$96	$(8)	$217	$5,069	$(2,695)	$37,096	$143
Corporate Bonds & Notes
Banking & Finance	1,890	0	0	0	0	260	0	0	2,150	260
Industrials	3,026	885	(406)	0	(2)	-195	0	0	3,308	(192)
Asset-Backed Securities	654	0	0	1	0	18	0	(673)	0	0
Common Stocks
Energy	3,905	341	(446)	0	(23)	(2,260)	0	(478)	1,039	592
	$45,095	$6,445	$(7,274)	$97	$(33)	$(1,960)	$5,069	$(3,846)	$43,593	$803
Financial Derivative Instruments - Assets
Over the counter	$30	$0	$0	$0	$0	$(17)	$0	$0	$13	$(17)
Totals	$45,125	$6,445	$(7,274)	$97	$(33)	$(1,977)	$5,069	$(3,846)	$43,606	$786

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)	Weighted Average%
Investments in Securities, at Value
Loan Participations and Assignments	$6,012	Proxy Pricing	Base Price	99.960 - 101.080	100.274
	31,084	Third Party Vendor	Broker Quote	100.000 - 100.372	100.109
Corporate Bonds & Notes
Banking & Finance	2,150	Other Valuation Techniques(3)	-	-	-
Industrials	192	Market Based Approach	Recovery Value	47.609	-
	384	Other Valuation Techniques(3)	-	-	-
	2,732	Proxy Pricing	Base Price	106.410	-
Common Stocks
Energy	1,039	Other Valuation Techniques(3)	-	-	-
Financial Derivative Instruments - Assets
Over the counter	13	Indicative Market Quotation	Broker Quote	2.062	-
Total	$43,606

(1)	Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.
(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Dynamic Bond Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 117.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%
Brookfield Retail Holdings 4.299% (LIBOR03M + 2.500%) due 08/27/2025 ~		$2,657	$2,644
Dell International LLC 3.800% (LIBOR03M + 2.000%) due 09/19/2025 ~		288	290
Financial & Risk U.S. Holdings, Inc. 3.610% - 5.049% (EUR003M + 3.250%) due 10/01/2025 ~	EUR	3,267	3,699
PG&E Corp.
2.250% due 12/31/2020 «µ		$2,350	2,359
2.250% - 3.970% (LIBOR03M + 2.250%) due 12/31/2020 «~		7,050	7,076
RegionalCare Hospital Partners Holdings, Inc. 6.299% (LIBOR03M + 4.500%) due 11/17/2025 ~		7,345	7,412
State Of Qatar 2.721% - 2.996% (LIBOR03M + 0.800%) due 12/21/2020 «~		5,000	5,000
State of Qatar 2.996% (LIBOR03M + 0.800%) due 12/21/2020 «~		9,500	9,500
Total Loan Participations and Assignments (Cost $37,736)			37,980

CORPORATE BONDS & NOTES 20.4%

BANKING & FINANCE 13.6%
ABN AMRO Bank NV 4.750% due 07/28/2025		1,400	1,528
AerCap Ireland Capital DAC 4.450% due 10/01/2025		2,800	3,010
AIA Group Ltd.
2.428% (US0003M + 0.520%) due 09/20/2021 ~		1,900	1,902
3.900% due 04/06/2028		2,800	2,999
Ally Financial, Inc. 4.125% due 03/30/2020		100	101
Ambac Assurance Corp. 5.100% due 06/07/2020		1	2
Ambac LSNI LLC 6.945% due 02/12/2023 ●		5	5
Aviation Capital Group LLC 2.857% (US0003M + 0.950%) due 06/01/2021 ~		3,900	3,918
AXA Equitable Holdings, Inc. 4.350% due 04/20/2028		5,000	5,428
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	5,900	1,799
Bank of America Corp.
2.894% (US0003M + 0.960%) due 07/23/2024 ~		$3,700	3,740
3.126% (US0003M + 1.160%) due 01/20/2023 ~		600	609
3.499% due 05/17/2022 ●		1,300	1,326
3.550% due 03/05/2024 ●		5,100	5,295
4.125% due 01/22/2024		11,000	11,838
Banque Federative du Credit Mutuel S.A. 3.750% due 07/20/2023		2,200	2,307
Barclays Bank PLC 10.000% due 05/21/2021	GBP	25,675	37,893
Barclays PLC
3.650% due 03/16/2025		$1,100	1,149
4.337% due 01/10/2028		800	858
4.338% due 05/16/2024 ●		300	316
4.375% due 01/12/2026		700	758
4.836% due 05/09/2028		800	862
4.972% due 05/16/2029 ●		1,900	2,141
BNP Paribas S.A.
4.400% due 08/14/2028		6,000	6,665
4.705% due 01/10/2025 ●		1,800	1,949
Brown & Brown, Inc. 4.200% due 09/15/2024		5,000	5,318
Citibank N.A. 3.400% due 07/23/2021		3,500	3,576
Citigroup, Inc.
2.900% (US0003M + 0.960%) due 04/25/2022 ~		1,800	1,824
4.044% due 06/01/2024 ●		9,200	9,732
4.075% due 04/23/2029 ●		2,400	2,630
Cooperatieve Rabobank UA
2.500% due 01/19/2021		2,000	2,012
2.807% (US0003M + 0.860%) due 09/26/2023 ~		2,600	2,614
5.500% due 06/29/2020 ●(i)(j)	EUR	600	690

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2019 (Unaudited)

6.625% due 06/29/2021 ●(i)(j)		200	244
Corp. Andina de Fomento 3.950% due 10/15/2021 (h)	MXN	294,035	15,353
Credit Suisse AG 6.500% due 08/08/2023 (j)		$7,700	8,604
Credit Suisse Group Funding Guernsey Ltd. 3.750% due 03/26/2025		14,975	15,846
Deutsche Bank AG
0.105% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	200	224
3.192% (US0003M + 1.290%) due 02/04/2021 ~		$1,100	1,102
3.961% due 11/26/2025 ●		6,500	6,643
4.250% due 10/14/2021		20,050	20,621
5.000% due 02/14/2022		9,900	10,340
Discover Bank 4.650% due 09/13/2028		5,000	5,634
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		3,085	3,176
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		2,384	2,439
E*TRADE Financial Corp. 4.500% due 06/20/2028		5,000	5,438
Ford Motor Credit Co. LLC
2.865% (US0003M + 0.930%) due 09/24/2020 ~		9,800	9,815
2.881% (US0003M + 0.880%) due 10/12/2021 ~		400	397
3.145% (US0003M + 1.235%) due 02/15/2023 ~		7,900	7,773
3.550% due 10/07/2022		3,700	3,755
4.593% (US0003M + 2.550%) due 01/07/2021 ~		1,400	1,420
5.183% (US0003M + 3.140%) due 01/07/2022 ~		800	827
General Motors Financial Co., Inc.
3.271% (US0003M + 1.310%) due 06/30/2022 ~		900	905
3.550% due 07/08/2022		2,400	2,471
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 ●		6,000	6,085
3.691% due 06/05/2028 ●		16,100	17,104
Harley-Davidson Financial Services, Inc. 2.847% (US0003M + 0.940%) due 03/02/2021 ~		4,500	4,527
HSBC Holdings PLC
2.633% due 11/07/2025 ●		5,400	5,420
3.400% due 03/08/2021		400	406
4.300% due 03/08/2026		400	436
4.583% due 06/19/2029 ●		5,600	6,259
5.875% due 09/28/2026 ●(i)(j)	GBP	6,200	9,053
6.250% due 03/23/2023 ●(i)(j)		$200	212
ING Groep NV 4.100% due 10/02/2023		4,000	4,255
Intesa Sanpaolo SpA 3.250% due 09/23/2024		5,800	5,832
JPMorgan Chase & Co.
3.220% due 03/01/2025 ●		4,000	4,147
3.797% due 07/23/2024 ●		2,000	2,108
4.005% due 04/23/2029 ●		500	549
Lloyds Bank PLC 2.250% due 08/14/2022		4,450	4,472
Lloyds Banking Group PLC
2.858% due 03/17/2023 ●		3,700	3,746
4.450% due 05/08/2025		12,900	14,090
6.375% due 06/27/2020 ●(i)(j)	EUR	1,000	1,151
7.625% due 06/27/2023 ●(i)(j)	GBP	4,000	5,956
7.875% due 06/27/2029 ●(i)(j)		1,000	1,676
Morgan Stanley
2.883% (US0003M + 0.930%) due 07/22/2022 ~		$1,700	1,716
3.124% (US0003M + 1.220%) due 05/08/2024 ~		1,300	1,324
3.125% due 01/23/2023		1,800	1,851
MPT Operating Partnership LP
2.550% due 12/05/2023	GBP	3,600	4,859
3.692% due 06/05/2028		2,750	3,747
Nationstar Mortgage Holdings, Inc. 9.125% due 07/15/2026		$7,000	7,761
Nationwide Building Society
3.766% due 03/08/2024 ●		10,400	10,766
3.900% due 07/21/2025		2,800	3,020
4.302% due 03/08/2029 ●		13,500	14,719
4.363% due 08/01/2024 ●		5,000	5,304
Navient Corp.
5.875% due 03/25/2021		6,604	6,837
8.000% due 03/25/2020		33	33
NE Property BV 2.625% due 05/22/2023	EUR	5,415	6,390
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		$150	160
Piper Jaffray Cos.
4.740% due 10/15/2021		2,600	2,597
5.200% due 10/15/2023		3,600	3,596
QBE Insurance Group Ltd. 7.500% due 11/24/2043 ●(j)		17,650	19,821

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Regions Bank 2.405% (US0003M + 0.500%) due 08/13/2021 ~	1,100	1,101
Royal Bank of Scotland Group PLC
4.519% due 06/25/2024 ●	600	637
4.892% due 05/18/2029 ●	2,200	2,488
6.125% due 12/15/2022	180	197
7.648% due 09/30/2031 ●(i)	650	934
8.000% due 08/10/2025 ●(i)(j)	900	1,038
Santander Holdings USA, Inc. 3.244% due 10/05/2026	2,400	2,427
Santander UK Group Holdings PLC 3.823% due 11/03/2028 ●	650	685
SMBC Aviation Capital Finance DAC 4.125% due 07/15/2023	1,500	1,578
Springleaf Finance Corp.
5.625% due 03/15/2023	1,200	1,296
6.125% due 03/15/2024	4,850	5,323
Toronto-Dominion Bank 3.043% (US0003M + 1.000%) due 04/07/2021 ~	13,300	13,445
UBS AG 7.625% due 08/17/2022 (j)	35,100	39,582
UniCredit SpA
5.901% (US0003M + 3.900%) due 01/14/2022 ~	6,700	7,026
7.830% due 12/04/2023	14,700	17,153
Wells Fargo & Co.
2.600% due 07/22/2020	4,800	4,819
3.584% due 05/22/2028 ●	4,950	5,261
Wells Fargo Bank N.A. 3.325% due 07/23/2021 ●	1,500	1,512
		548,308
INDUSTRIALS 4.5%
Altice Financing S.A. 6.625% due 02/15/2023	700	714
B.C. Unlimited Liability Co. 4.250% due 05/15/2024	3,100	3,184
Bayer U.S. Finance LLC
4.250% due 12/15/2025	2,900	3,129
4.375% due 12/15/2028	700	764
Bombardier, Inc. 7.875% due 04/15/2027	900	928
Broadcom Corp.
3.000% due 01/15/2022	5,400	5,479
3.625% due 01/15/2024	500	518
CCO Holdings LLC 5.000% due 02/01/2028	2,900	3,048
Centene Corp.
4.250% due 12/15/2027	1,700	1,752
4.625% due 12/15/2029	2,000	2,111
4.750% due 01/15/2025	2,000	2,082
Charter Communications Operating LLC
4.464% due 07/23/2022	600	631
4.500% due 02/01/2024	600	646
4.908% due 07/23/2025	15,700	17,294
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027	9,500	10,517
5.875% due 03/31/2025	1,800	2,028
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024	3,403	3,776
Cleveland-Cliffs, Inc. 4.875% due 01/15/2024	1,600	1,639
Community Health Systems, Inc.
6.250% due 03/31/2023	100	102
8.625% due 01/15/2024	2,100	2,231
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 «(b)	2,597	1,081
Continental Airlines Pass-Through Trust 6.703% due 12/15/2022	50	53
Cornerstone Building Brands, Inc. 8.000% due 04/15/2026	2,000	2,090
CSN Resources S.A. 6.500% due 07/21/2020	295	300
CVS Health Corp.
3.500% due 07/20/2022	500	516
5.125% due 07/20/2045	1,700	2,014
DAE Funding LLC 5.000% due 08/01/2024	200	210
Dell International LLC
4.420% due 06/15/2021	4,250	4,374
6.020% due 06/15/2026	2,250	2,590
Enterprise Products Operating LLC 5.200% due 09/01/2020	3,275	3,343
Equifax, Inc. 2.780% (US0003M + 0.870%) due 08/15/2021 ~	1,200	1,205

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Exela Intermediate LLC 10.000% due 07/15/2023		1,300	523
General Mills, Inc. 3.012% (US0003M + 1.010%) due 10/17/2023 ~		400	406
Hasbro, Inc. 2.600% due 11/19/2022		3,200	3,220
Hewlett Packard Enterprise Co. 2.763% (US0003M + 0.720%) due 10/05/2021 ~		5,700	5,701
Hilton Domestic Operating Co., Inc. 5.125% due 05/01/2026		3,200	3,377
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK) 3.750% due 09/15/2026 (b)	EUR	3,600	4,278
Intelsat Jackson Holdings S.A. 8.500% due 10/15/2024		$2,300	2,100
Kinder Morgan Energy Partners LP 6.850% due 02/15/2020		5,534	5,562
Kraft Heinz Foods Co. 5.000% due 07/15/2035		100	111
Marvell Technology Group Ltd. 4.875% due 06/22/2028		1,200	1,326
Melco Resorts Finance Ltd. 5.375% due 12/04/2029		5,600	5,757
Newfield Exploration Co. 5.375% due 01/01/2026		5,100	5,533
Owens Corning 3.400% due 08/15/2026		400	407
Pan American Energy LLC 42.636% (BADLARPP) due 11/20/2020 «~	ARS	17,580	232
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		$3,400	3,611
QGOG Constellation S.A. 9.000% due 11/09/2024 «		2,262	0
Reynolds American, Inc. 4.000% due 06/12/2022		800	833
Sabine Pass Liquefaction LLC 5.000% due 03/15/2027		1,407	1,548
Sands China Ltd.
5.125% due 08/08/2025		7,700	8,472
5.400% due 08/08/2028		1,500	1,695
Sprint Spectrum Co. LLC 4.738% due 09/20/2029		5,600	5,947
Standard Industries, Inc. 2.250% due 11/21/2026	EUR	2,600	3,012
Transocean, Inc.
7.250% due 11/01/2025		$7,375	7,246
7.500% due 01/15/2026		700	693
Unigel Luxembourg S.A. 8.750% due 10/01/2026		3,700	3,778
Vale Overseas Ltd.
6.250% due 08/10/2026		700	823
6.875% due 11/10/2039		400	522
Virgin Media Secured Finance PLC 4.250% due 01/15/2030	GBP	2,000	2,707
Volkswagen Group of America Finance LLC
2.675% (US0003M + 0.770%) due 11/13/2020 ~		$12,000	12,050
3.875% due 11/13/2020		700	711
Westinghouse Air Brake Technologies Corp. 3.194% (US0003M + 1.050%) due 09/15/2021 ~		2,800	2,800
Zimmer Biomet Holdings, Inc.
1.164% due 11/15/2027	EUR	1,700	1,919
2.700% due 04/01/2020		$3,100	3,102
3.150% due 04/01/2022		3,000	3,063
3.375% due 11/30/2021		200	204
			183,618
UTILITIES 2.3%
AT&T, Inc.
2.657% (US0003M + 0.750%) due 06/01/2021 ~		6,300	6,339
3.067% (US0003M + 1.180%) due 06/12/2024 ~		7,900	8,042
4.300% due 02/15/2030		105	117
Duke Energy Corp.
2.409% (US0003M + 0.500%) due 05/14/2021 ~		2,700	2,711
2.538% (US0003M + 0.650%) due 03/11/2022 ~		7,000	7,050
Enable Midstream Partners LP 4.950% due 05/15/2028		2,500	2,532
NextEra Energy Capital Holdings, Inc.
1.950% due 09/01/2022		3,800	3,813
2.630% (US0003M + 0.720%) due 02/25/2022 ~		4,050	4,085
ONEOK, Inc.
3.400% due 09/01/2029		3,500	3,559
4.350% due 03/15/2029		8,900	9,635
Petrobras Global Finance BV
5.999% due 01/27/2028		26,210	29,934
6.625% due 01/16/2034	GBP	1,200	1,916
6.850% due 06/05/2115		$200	229

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Rio Oil Finance Trust
8.200% due 04/06/2028	400	463
9.250% due 07/06/2024	144	162
Sprint Communications, Inc. 7.000% due 08/15/2020	4,900	5,010
Sprint Corp. 7.625% due 03/01/2026	6,600	7,291
Transocean Proteus Ltd. 6.250% due 12/01/2024	1,785	1,844
		94,732
Total Corporate Bonds & Notes (Cost $802,753)		826,658
MUNICIPAL BONDS & NOTES 1.0%
CALIFORNIA 0.1%
California State General Obligation Bonds, Series 2017 2.543% (US0001M + 0.780%) due 04/01/2047 ~	3,030	3,042
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	271	307
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	1,100	1,336
		1,643
PUERTO RICO 0.0%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2006 5.250% due 07/01/2026 ^(c)	275	223
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011 5.750% due 07/01/2041 ^(c)	155	118
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012 5.500% due 07/01/2026 ^(c)	120	86
Commonwealth of Puerto Rico General Obligation Notes, Series 2012 5.000% due 07/01/2021 ^(c)	280	199
		626
WASHINGTON 0.7%
Energy Northwest, Washington Revenue Bonds, Series 2012 3.103% due 07/01/2023	4,300	4,460
Energy Northwest, Washington Revenue Notes, Series 2012
2.803% due 07/01/2021	8,500	8,622
2.953% due 07/01/2022	15,000	15,396
		28,478
WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (f)	34,905	1,527
7.467% due 06/01/2047	5,105	5,309
		6,836
Total Municipal Bonds & Notes (Cost $38,778)		40,625
U.S. GOVERNMENT AGENCIES 43.8%
Fannie Mae
1.768% due 12/25/2036 ●	40	39
1.779% due 03/25/2036 ●	19	19
1.912% due 03/25/2034 ●	35	35
1.942% due 08/25/2034 ●	11	11
2.092% due 12/25/2028 ●	1	1
2.142% due 03/25/2037 - 05/25/2042 ●	129	129
2.190% due 07/25/2043 ●(a)	18,821	3,309
2.195% due 10/18/2030 ●	1	1
2.295% due 04/18/2032 ●	25	25
2.692% due 04/25/2032 ●	1	1
3.125% due 11/25/2023 ●	10	10
3.499% due 05/01/2036 ●	4	4
3.517% due 12/01/2034 ●	15	15
3.527% due 08/01/2042 - 10/01/2044 ●	164	166
3.884% due 09/01/2034 ●	4	4
4.186% due 12/01/2036 ●	10	11
4.195% due 08/01/2028 ●	2	2
4.234% due 05/25/2035 ~	11	12
4.235% due 09/01/2031 ●	10	11
4.347% due 09/01/2039 ●	18	19
4.424% due 08/01/2029 ●	8	8
4.537% due 11/01/2034 ●	151	161
4.545% due 12/01/2034 ●	7	7
4.616% due 01/01/2036 ●	106	112
4.646% due 05/01/2036 ●	52	55

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2019 (Unaudited)

4.647% due 03/01/2036 ●	108	112
4.737% due 12/01/2035 ●	1	1
4.750% due 03/01/2027 - 02/01/2036 ●	42	43
5.000% due 01/25/2035	12	13
5.000% due 06/25/2041 (a)	1,218	198
5.610% due 01/25/2032 þ	27	28
5.686% due 02/25/2033 þ	108	117
5.750% due 08/25/2033	39	43
6.000% due 01/25/2033 - 07/25/2044	152	171
6.473% due 10/25/2031 þ	1	1
6.589% due 10/25/2031 þ	42	45
7.500% due 09/25/2022 - 06/25/2032	20	23
Federal Housing Administration
6.896% due 07/01/2020	25	25
7.430% due 02/01/2023	2	2
Freddie Mac
1.478% due 10/25/2021 ~(a)	31,341	702
2.000% due 01/15/2043 (a)	12,374	2,141
2.090% due 12/15/2029 ●	39	39
2.240% due 01/15/2032 ●	5	5
3.000% due 12/15/2047 (a)	13,077	1,967
3.500% due 12/15/2047 - 06/15/2049 (a)	32,734	4,877
3.639% due 07/25/2044 ●	1,514	1,542
3.759% due 09/01/2035 ●	5	5
3.973% due 12/01/2032 ●	1	2
4.000% due 07/01/2047 - 10/01/2047	393	414
4.000% due 06/15/2049 (a)	15,511	3,033
4.021% due 09/01/2035 ●	3	3
4.252% due 08/01/2035 ●	7	7
4.260% due 04/25/2048 - 11/25/2049 ●(a)	42,183	9,518
4.789% due 03/01/2036 ●	32	33
4.899% due 07/25/2033 ~	2	2
5.000% due 03/15/2021 - 08/15/2038	24	24
5.500% due 09/15/2039	70	77
6.000% due 05/15/2035	120	137
6.500% due 10/25/2043	61	73
6.502% due 11/25/2030 þ	6	7
6.555% due 09/25/2029 ~	40	43
7.000% due 07/25/2043	39	47
7.500% due 08/15/2030 - 03/25/2044	73	90
8.610% due 12/25/2030 þ	116	120
Ginnie Mae
2.065% due 05/20/2037 ●	509	509
3.250% (H15T1Y + 1.500%) due 09/20/2023 - 09/20/2026 ~	15	16
3.250% due 07/20/2030 ●	15	16
3.875% (H15T1Y + 1.500%) due 06/20/2021 ~	6	6
3.875% due 04/20/2030 ●	11	11
4.000% (H15T1Y + 1.500%) due 02/20/2024 - 01/20/2026 ~	22	22
4.000% due 01/20/2027 ●	39	40
4.125% (H15T1Y + 1.500%) due 12/20/2021 ~	2	2
4.125% due 10/20/2027 - 10/20/2029 ●	27	28
4.285% due 08/20/2049 - 09/20/2049 ●(a)	39,495	7,413
5.000% due 03/15/2039 - 05/15/2039	878	976
5.500% due 10/15/2034 - 03/15/2035	74	81
6.000% due 06/20/2038	23	24
8.000% due 03/20/2030	11	13
8.500% due 04/20/2030 - 07/20/2030	1	2
Small Business Administration
4.340% due 03/01/2024	30	31
4.760% due 09/01/2025	33	34
5.600% due 09/01/2028	131	141
6.220% due 12/01/2028	112	122
Uniform Mortgage-Backed Security
3.500% due 10/01/2040 - 05/01/2049	278,072	286,832
4.000% due 05/01/2047 - 12/01/2048	56,414	59,192
6.500% due 06/01/2036 - 09/01/2038	2,025	2,303
Uniform Mortgage-Backed Security, TBA
2.500% due 02/01/2050	46,800	46,226
3.000% due 01/01/2050 - 02/01/2050	248,200	251,418
3.500% due 01/01/2050 - 02/01/2050	243,100	249,935
4.000% due 01/01/2050 - 02/01/2050	806,100	838,356
Total U.S. Government Agencies (Cost $1,764,833)		1,773,646
U.S. TREASURY OBLIGATIONS 19.4%
U.S. Treasury Bonds
2.500% due 02/15/2045 (p)	20	20
U.S. Treasury Inflation Protected Securities (h)
0.125% due 04/15/2021 (n)	79,482	79,321
0.125% due 07/15/2026 (n)	53	53
0.250% due 01/15/2025	38,789	39,141
0.250% due 07/15/2029	15,997	16,158
0.375% due 07/15/2027	26,932	27,479
0.625% due 01/15/2026	19,655	20,262
0.750% due 07/15/2028	4,819	5,071
0.875% due 01/15/2029	115,167	122,336

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2019 (Unaudited)

1.750% due 01/15/2028	15,109	16,978
2.375% due 01/15/2025	20,479	22,827
2.375% due 01/15/2027	52,959	61,142
2.500% due 01/15/2029	6,880	8,294
U.S. Treasury Notes
1.250% due 08/31/2024	83,300	81,645
1.625% due 02/15/2026 (n)(p)	7,210	7,140
1.750% due 01/31/2023 (n)	700	703
1.875% due 08/31/2024	19,690	19,846
2.000% due 04/30/2024 (n)	40	41
2.000% due 02/15/2025 (n)(p)	2,400	2,433
2.125% due 03/31/2024	12,052	12,268
2.125% due 11/30/2024	10,460	10,666
2.125% due 05/15/2025 (n)(p)	1,485	1,514
2.250% due 01/31/2024 (n)(p)	9,520	9,735
2.250% due 11/15/2024 (n)(p)	71,718	73,547
2.375% due 08/15/2024 (n)(p)	72,390	74,558
2.375% due 05/15/2029	550	571
2.500% due 01/31/2024	37,540	38,752
2.500% due 05/15/2024 (n)(p)	18,400	19,027
2.625% due 02/15/2029	3,310	3,506
2.875% due 11/30/2023	9,570	10,004
Total U.S. Treasury Obligations (Cost $773,252)		785,038
NON-AGENCY MORTGAGE-BACKED SECURITIES 9.9%
Adjustable Rate Mortgage Trust
2.052% due 03/25/2036 ●	307	217
4.272% due 10/25/2035 ^~	840	807
6.049% due 09/25/2035 ^~	7	7
American Home Mortgage Assets Trust
1.982% due 05/25/2046 ^●	468	426
3.159% due 11/25/2046 ●	9,939	4,854
3.209% due 10/25/2046 ●	210	205
American Home Mortgage Investment Trust
3.407% due 09/25/2045 ●	156	158
3.480% due 10/25/2034 ●	1	1
Banc of America Alternative Loan Trust 6.000% due 01/25/2036 ^	554	548
Banc of America Funding Trust
1.925% due 02/20/2047 ●	1,835	1,807
1.955% due 10/20/2036 ●	487	437
2.002% due 04/25/2037 ^●	394	336
2.045% due 06/20/2047 ●	1,430	1,291
2.192% due 05/25/2037 ^●	266	233
3.801% due 10/20/2046 ^~	1,704	1,603
4.312% due 06/20/2037 ^~	114	112
5.500% due 09/25/2034	936	933
5.806% due 03/25/2037 ^~	12	12
5.878% due 10/25/2036 ^~	326	316
6.000% due 08/25/2037 ^	934	884
Banc of America Mortgage Trust
4.781% due 02/25/2034 ~	45	45
4.828% due 05/25/2034 ~	133	134
6.500% due 10/25/2031	3	3
BCAP LLC Trust
3.167% due 11/26/2046 ●	2,394	2,417
5.250% due 02/26/2036 ~	2,143	1,537
5.250% due 06/26/2037	872	850
6.991% due 06/26/2036 ~	846	461
8.754% due 02/26/2036 ~	704	267
14.628% due 04/26/2037 ~	781	401
Bear Stearns Adjustable Rate Mortgage Trust
3.439% due 05/25/2034 ~	11	11
4.108% due 08/25/2035 ~	125	115
4.120% due 02/25/2033 ~	5	4
4.187% due 08/25/2035 ^~	77	74
4.250% due 10/25/2034 ~	43	42
4.283% due 01/25/2034 ~	230	237
4.311% due 04/25/2034 ~	42	43
4.378% due 11/25/2034 ~	3	3
4.662% due 11/25/2034 ~	127	125
4.693% due 05/25/2034 ~	28	27
Bear Stearns ALT-A Trust
1.992% due 02/25/2034 ●	89	83
2.112% due 08/25/2036 ^●	1,528	1,669
2.132% due 08/25/2036 ^●	706	626
2.232% due 04/25/2036 ^●	2,132	2,581
2.492% due 09/25/2034 ●	128	128
3.618% due 01/25/2036 ^~	1,197	1,241
3.874% due 11/25/2035 ^~	123	108
3.923% due 08/25/2036 ^~	15	14
3.937% due 11/25/2036 ^~	547	497
3.975% due 03/25/2036 ^~	360	315
4.019% due 03/25/2036 ~	1,254	894
4.413% due 05/25/2035 ~	2,182	2,222

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Bear Stearns Mortgage Funding Trust 1.982% due 01/25/2037 ●	2,665	2,546
Chase Mortgage Finance Trust
4.146% due 07/25/2037 ~	43	43
4.574% due 02/25/2037 ~	47	48
ChaseFlex Trust
2.092% due 07/25/2037 ●	595	533
4.215% due 08/25/2037 ^þ	2,402	2,296
6.000% due 02/25/2037 ^	691	456
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.022% due 05/25/2036 ●	973	940
Citicorp Mortgage Securities Trust
5.500% due 04/25/2037	114	117
6.000% due 09/25/2037	251	259
Citigroup Commercial Mortgage Trust 2.690% due 04/10/2046	45	45
Citigroup Global Markets Mortgage Securities, Inc. 2.292% due 05/25/2032 ●	65	65
Citigroup Mortgage Loan Trust
4.132% due 11/25/2036 ^~	507	474
4.190% due 11/25/2035 ●	764	772
4.508% due 09/25/2037 ^~	2,437	2,227
4.521% due 08/25/2035 ~	525	534
4.521% due 08/25/2035 ^~	58	52
Citigroup Mortgage Loan Trust, Inc.
4.200% due 09/25/2035 ●	181	180
4.727% due 02/25/2034 ~	62	63
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037 ^	587	576
Countrywide Alternative Loan Resecuritization Trust 6.000% due 05/25/2036 ^	575	474
Countrywide Alternative Loan Trust
1.912% due 06/25/2036 ●	984	944
1.932% due 04/25/2047 ●	3,502	3,283
1.962% due 01/25/2037 ^●	52	51
1.982% due 09/25/2046 ^●	115	109
1.992% due 06/25/2037 ●	20	19
1.995% due 07/20/2035 ●	31	30
2.042% due 09/25/2046 ^●	827	617
2.072% due 12/25/2035 ●	361	360
2.142% due 05/25/2036 ^●	1,295	761
2.142% due 05/25/2037 ^●	46	21
2.162% due 02/25/2037 ^●	9,734	3,286
2.192% due 05/25/2036 ^●	1,788	1,516
2.242% due 09/25/2035 ^●	3,315	2,565
2.292% due 12/25/2035 ^●	3,527	2,129
2.292% due 05/25/2037 ^●	1,128	515
2.405% due 11/20/2035 ●	2,751	2,648
2.492% due 05/25/2036 ●	1,458	809
2.502% due 07/25/2036 ^●	1,170	587
2.542% due 08/25/2035 ^●	88	74
2.592% due 12/25/2035 ^●	641	585
2.692% due 12/25/2036 ^●	5,523	2,594
3.279% due 10/25/2035 ^~	368	350
3.719% due 01/25/2036 ●	930	951
3.977% due 06/25/2037 ^~	155	148
5.250% due 06/25/2035 ^	20	19
5.500% due 04/25/2035	483	489
5.500% due 10/25/2035 ^	414	363
5.500% due 11/25/2035 ^	2,073	1,811
5.500% due 12/25/2035 ^	285	234
5.500% due 01/25/2036	359	317
5.500% due 03/25/2036 ^	56	40
5.750% due 07/25/2035 ^	2,031	1,780
6.000% due 04/25/2036 ^	776	544
6.000% due 01/25/2037 ^	1,000	842
6.000% due 02/25/2037 ^	2,682	1,892
6.000% due 03/25/2037 ^	1,011	701
6.000% due 08/25/2037 ^	650	526
6.250% due 11/25/2036 ^	548	499
6.500% due 09/25/2037 ^	1,307	861
Countrywide Home Loan Mortgage Pass-Through Trust
2.372% due 04/25/2035 ●	2	2
2.432% due 03/25/2035 ●	138	135
2.452% due 02/25/2035 ●	60	60
2.532% due 02/25/2035 ●	1,028	990
2.552% due 09/25/2034 ●	4	4
3.390% due 09/25/2034 ^~	22	17
3.656% due 03/25/2037 ^~	123	115
3.711% due 02/20/2036 ^●	309	274
3.758% due 06/20/2035 ~	12	12
3.793% due 02/20/2036 ^●	802	789
3.807% due 07/25/2034 ~	138	140
3.841% due 11/25/2034 ~	56	56
3.878% due 08/25/2034 ^~	4	4
3.878% due 08/25/2034 ~	66	65

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2019 (Unaudited)

4.012% due 12/25/2033 ~		21	21
5.500% due 11/25/2035 ^		90	82
5.500% due 07/25/2037 ^		623	486
5.750% due 07/25/2037 ^		2,909	2,395
5.750% due 08/25/2037		10,530	9,027
6.000% due 02/25/2036 ^		581	428
6.000% due 03/25/2036 ^		5	4
Countrywide Home Loan Reperforming REMIC Trust
2.132% due 06/25/2035 ●		1,066	1,033
2.192% due 11/25/2034 ●		27	25
Credit Suisse First Boston Mortgage Securities Corp.
2.668% due 03/25/2032 ~		65	64
6.000% due 01/25/2036 ^		1,432	1,113
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
3.885% due 07/25/2033 ~		5	5
7.000% due 02/25/2034		179	186
Credit Suisse Mortgage Capital Certificates
3.684% due 08/27/2046 ~		1,741	1,754
3.800% due 07/27/2037 ~		2,523	2,384
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.250% due 08/25/2036 ^		485	372
7.000% due 08/25/2037 ^~		968	785
Deutsche ALT-A Securities, Inc. 2.092% due 04/25/2037 ●		589	377
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
1.892% due 08/25/2037 ^●		547	459
1.912% due 08/25/2036 ^●		2,274	2,170
Downey Savings & Loan Association Mortgage Loan Trust
2.024% due 08/19/2045 ●		16	16
3.159% due 03/19/2046 ^●		728	678
EMF-NL Prime BV 0.382% due 04/17/2041 ●	EUR	4,179	4,513
Eurosail PLC 1.082% due 10/17/2040 ●		2,108	2,375
First Horizon Alternative Mortgage Securities Trust
3.589% due 01/25/2036 ^~		$3,610	2,668
3.765% due 06/25/2036 ^~		559	519
3.833% due 03/25/2035 ~		30	24
3.915% due 04/25/2036 ^~		504	477
First Horizon Mortgage Pass-Through Trust 4.664% due 08/25/2035 ~		166	140
GreenPoint Mortgage Funding Trust
2.232% due 06/25/2045 ●		11	10
2.332% due 11/25/2045 ●		83	74
GreenPoint Mortgage Funding Trust Pass-Through Certificates 4.695% due 10/25/2033 ~		20	20
Grifonas Finance PLC 0.000% due 08/28/2039 ●	EUR	617	640
GS Mortgage Securities Trust 3.135% due 06/10/2046		$310	318
GSMPS Mortgage Loan Trust 2.142% due 03/25/2035 ●		51	48
GSR Mortgage Loan Trust
4.043% due 06/25/2034 ~		101	101
4.300% due 03/25/2033 ●		11	11
5.750% due 03/25/2036 ^		303	327
5.750% due 01/25/2037 ^		667	616
6.000% due 02/25/2036 ^		1,844	1,341
6.000% due 03/25/2037 ^		1,237	1,054
6.000% due 05/25/2037 ^		404	370
6.500% due 09/25/2036 ^		459	350
HarborView Mortgage Loan Trust
1.944% due 11/19/2036 ●		163	164
1.944% due 07/19/2046 ^●		165	113
1.944% due 11/19/2046 ^●		46	40
2.074% due 11/19/2035 ●		1,003	967
2.213% due 06/19/2035 ●		54	54
2.264% due 01/19/2036 ●		1,415	1,128
2.324% due 02/19/2036 ●		963	800
2.584% due 11/19/2034 ^●		629	595
2.977% due 06/19/2045 ^●		3,102	2,025
3.264% due 10/19/2035 ●		580	504
4.175% due 04/19/2034 ~		6	6
HomeBanc Mortgage Trust 4.128% due 04/25/2037 ^~		9,807	9,203
Impac CMB Trust 2.452% due 03/25/2035 ●		101	101
Impac Secured Assets Trust 2.142% due 05/25/2036 ●		152	148
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 5.314% due 01/25/2051		288	302
IndyMac Mortgage Loan Trust
1.952% due 04/25/2037 ●		477	469
1.982% due 09/25/2046 ●		30	29
1.992% due 11/25/2046 ●		451	432
2.042% due 02/25/2037 ●		2,071	1,527

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2019 (Unaudited)

3.630% due 06/25/2037 ^~	685	581
3.635% due 01/25/2036 ^~	368	343
3.855% due 12/25/2034 ~	369	375
3.871% due 12/25/2036 ^~	37	35
3.953% due 01/25/2036 ~	930	933
4.086% due 06/25/2036 ~	821	777
4.193% due 10/25/2034 ~	1,013	1,051
JPMorgan Alternative Loan Trust
1.932% due 03/25/2037 ●	836	836
1.972% due 06/25/2037 ●	6,099	4,315
2.200% due 06/27/2037 ●	429	371
4.092% due 05/25/2037 ^~	1,380	1,264
5.500% due 11/25/2036 ^~	1	1
5.639% due 05/26/2037 ~	5,200	4,489
6.310% due 08/25/2036 ^þ	2,271	2,151
JPMorgan Chase Commercial Mortgage Securities Trust
2.554% due 04/15/2046	176	177
3.414% due 01/15/2046	35	36
JPMorgan Mortgage Trust
3.761% due 11/25/2033 ~	8	8
3.972% due 11/25/2035 ^~	367	345
4.202% due 04/25/2036 ^~	240	221
4.244% due 05/25/2034 ~	71	72
4.324% due 04/25/2037 ^~	43	41
4.492% due 07/25/2035 ~	27	28
5.750% due 01/25/2036 ^	1,126	862
6.000% due 08/25/2037 ^	14	11
6.250% due 07/25/2036 ^	1,701	1,259
6.500% due 01/25/2036 ^	545	449
6.500% due 08/25/2036 ^	1,944	1,352
Lehman XS Trust
1.992% due 08/25/2046 ●	2,347	2,261
2.022% due 04/25/2046 ^●	1,875	1,877
MASTR Adjustable Rate Mortgages Trust
2.392% due 05/25/2047 ^●	550	812
3.911% due 05/25/2034 ~	111	112
4.696% due 11/21/2034 ~	34	35
MASTR Seasoned Securitization Trust 4.076% due 10/25/2032 ~	18	18
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 2.440% due 11/15/2031 ●	76	77
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 2.180% due 12/15/2030 ●	162	159
Merrill Lynch Alternative Note Asset Trust 1.878% due 02/25/2037 ●	66	66
Merrill Lynch Mortgage Investors Trust
1.010% due 11/25/2029 ~(a)	1,521	32
2.172% due 08/25/2035 ●	711	716
2.452% due 06/25/2028 ●	2	2
3.996% due 02/25/2036 ~	703	712
4.027% due 02/25/2033 ~	16	16
4.227% due 03/25/2036 ^~	1,113	793
4.870% due 05/25/2033 ~	4	4
Morgan Stanley Bank of America Merrill Lynch Trust
2.469% due 02/15/2046	81	81
2.657% due 05/15/2046	87	88
2.825% due 08/15/2045	77	78
3.912% due 07/15/2046 ~	31	32
Morgan Stanley Mortgage Loan Trust
2.052% due 03/25/2036 ●	435	355
3.407% due 12/25/2037 ~	1,744	1,427
3.522% due 07/25/2035 ~	173	163
3.785% due 08/25/2034 ~	192	182
3.985% due 07/25/2035 ^~	122	114
3.985% due 06/25/2036 ~	28	29
4.194% due 06/25/2036 ~	2,981	2,983
4.694% due 08/25/2034 ~	20	20
NAAC Reperforming Loan REMIC Trust Certificates 6.500% due 02/25/2035 ^	672	682
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	15,786	15,799
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.212% due 06/25/2037 ●	5,716	4,791
3.649% due 10/25/2035 ~	489	487
4.381% due 08/25/2035 ~	187	189
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
2.172% due 12/25/2035 ●	3,851	3,684
5.675% due 12/25/2035 ~	34	34
Prime Mortgage Trust
2.192% due 02/25/2034 ●	2	2
5.500% due 06/25/2036 ^	111	115
RBSGC Structured Trust 5.500% due 11/25/2035 ^	4,128	4,030
RBSSP Resecuritization Trust
1.948% due 08/27/2037 ●	1,406	1,385
2.188% due 06/27/2036 ●	8,733	7,196

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Residential Accredit Loans, Inc. Trust
1.932% due 01/25/2037 ●		1,173	1,151
1.972% due 05/25/2036 ●		1,643	1,572
1.977% due 12/25/2036 ●		118	112
2.042% due 02/25/2036 ^●		255	197
2.042% due 08/25/2037 ●		91	87
2.192% due 11/25/2036 ^●		374	285
2.592% due 10/25/2045 ●		206	191
4.349% due 02/25/2035 ^~		681	594
4.761% due 03/25/2035 ^~		81	73
4.879% due 01/25/2036 ^~		2,117	1,924
5.006% due 12/26/2034 ^~		253	174
5.084% due 09/25/2035 ^~		245	214
6.000% due 06/25/2036 ^		320	306
6.076% due 09/25/2037 ~		11,390	9,641
6.500% due 09/25/2037 ^		411	400
Residential Asset Securitization Trust
2.192% due 01/25/2046 ^●		1,820	784
2.242% due 02/25/2034 ●		107	98
5.500% due 09/25/2035 ^		112	91
5.500% due 12/25/2035 ^		314	255
5.750% due 02/25/2036 ^		1,025	701
6.000% due 07/25/2036		463	402
6.000% due 07/25/2037 ^		1,479	894
Residential Funding Mortgage Securities, Inc. Trust
4.231% due 09/25/2036 ^~		33	22
4.667% due 02/25/2036 ^~		469	437
6.000% due 10/25/2036 ^		603	571
6.500% due 03/25/2032		15	16
RMAC Securities PLC 0.929% due 06/12/2044 ●	GBP	770	965
Securitized Asset Sales, Inc. 4.361% due 11/26/2023 ~		$22	20
Sequoia Mortgage Trust
1.068% due 09/20/2046 ^~		84	69
2.436% due 11/22/2024 ●		15	15
STRIPs Ltd. 5.000% due 03/24/2018		239	4
Structured Adjustable Rate Mortgage Loan Trust
2.012% due 06/25/2037 ●		2,350	2,291
2.112% due 10/25/2035 ●		4,210	4,105
3.639% due 01/25/2035 ^●		18	18
3.715% due 09/25/2036 ^~		394	325
3.917% due 10/25/2036 ^~		432	342
3.984% due 01/25/2035 ~		134	134
4.022% due 04/25/2036 ^~		521	423
4.063% due 03/25/2034 ~		13	13
Structured Asset Mortgage Investments Trust
1.912% due 08/25/2036 ●		267	251
1.972% due 07/25/2046 ●		2,887	2,685
2.002% due 05/25/2036 ●		218	208
2.002% due 08/25/2036 ^●		1,308	1,264
2.014% due 07/19/2035 ●		277	275
2.072% due 02/25/2036 ^●		410	397
2.092% due 08/25/2036 ^●		756	674
2.252% due 05/25/2045 ●		53	53
2.344% due 07/19/2034 ●		8	8
2.424% due 09/19/2032 ●		2	2
2.464% due 03/19/2034 ●		3	3
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 4.263% due 03/25/2033 ~		47	48
Thornburg Mortgage Securities Trust
3.252% due 06/25/2037 ●		19,916	18,942
3.645% due 10/25/2043 ~		90	90
TIAA Seasoned Commercial Mortgage Trust 5.503% due 08/15/2039 ~		1	1
Towd Point Mortgage Funding PLC 1.820% due 10/20/2051 ●	GBP	22,134	29,490
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		$37,945	38,188
UBS-Barclays Commercial Mortgage Trust
3.185% due 03/10/2046		86	88
3.244% due 04/10/2046		40	41
UBS-Citigroup Commercial Mortgage Trust 2.160% due 01/10/2045 ~(a)		21,559	599
Wachovia Mortgage Loan Trust LLC
4.180% due 05/20/2036 ^~		526	521
4.260% due 10/20/2035 ~		973	903
4.426% due 03/20/2037 ^~		260	256
WaMu Mortgage Pass-Through Certificates Trust
2.062% due 12/25/2045 ●		6	6
2.082% due 12/25/2045 ●		575	561
2.627% due 05/25/2046 ●		144	138
2.627% due 12/25/2046 ●		481	487
2.969% due 01/25/2047 ●		154	159
2.989% due 06/25/2047 ^●		75	24

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2019 (Unaudited)

3.137% due 12/25/2046 ●		337	339
3.210% due 10/25/2036 ^~		41	39
3.219% due 06/25/2046 ●		869	870
3.439% due 11/25/2042 ●		14	13
3.612% due 07/25/2037 ^~		371	339
3.639% due 06/25/2042 ●		248	247
3.639% due 08/25/2042 ●		149	146
3.689% due 10/25/2036 ^~		1,014	946
3.699% due 03/25/2037 ^~		27,763	25,838
3.702% due 05/25/2037 ^~		76	70
3.717% due 06/25/2037 ^~		1,642	1,548
4.000% due 12/25/2032 ~		3,105	3,170
4.035% due 01/25/2036 ~		866	894
4.219% due 10/25/2034 ~		189	190
4.280% due 08/25/2035 ~		420	423
4.400% due 09/25/2033 ~		14	14
4.419% due 03/25/2035 ~		217	215
4.493% due 03/25/2033 ~		56	57
4.666% due 06/25/2033 ~		74	76
4.839% due 03/25/2034 ~		3	3
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (f)	GBP	0	638
1.600% due 12/21/2049 ●		7,929	10,509
2.300% due 12/21/2049 ●		910	1,208
2.800% due 12/21/2049 ●		455	607
3.300% due 12/21/2049 ●		260	348
3.800% due 12/21/2049 ●		260	343
Washington Mutual Mortgage Pass-Through Certificates Trust
2.492% due 01/25/2036 ^●		$4,246	3,233
3.009% due 04/25/2047 ●		4,761	4,201
3.822% due 06/25/2033 ~		39	39
5.500% due 11/25/2035		153	135
5.750% due 11/25/2035 ^		1,015	996
6.000% due 10/25/2035 ^		549	447
Wells Fargo Alternative Loan Trust 2.142% due 06/25/2037 ^●		1,656	1,193
Wells Fargo Mortgage-Backed Securities Trust 5.220% due 04/25/2036 ~		108	107
Total Non-Agency Mortgage-Backed Securities (Cost $371,565)			401,801
ASSET-BACKED SECURITIES 16.3%
ACE Securities Corp. Home Equity Loan Trust
1.912% due 08/25/2036 ^●		3,219	1,111
1.952% due 08/25/2036 ^●		1,726	602
1.992% due 12/25/2036 ●		5,652	2,040
2.767% due 11/25/2033 ●		226	225
Aegis Asset-Backed Securities Trust 2.792% due 03/25/2035 ^●		386	375
Aircraft Certificate Owner Trust 7.001% due 09/20/2022		449	467
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.917% due 11/25/2034 ●		870	869
Amortizing Residential Collateral Trust 2.492% due 10/25/2031 ●		469	465
Argent Securities Trust
1.902% due 09/25/2036 ●		423	184
1.942% due 06/25/2036 ●		3,909	1,452
1.942% due 07/25/2036 ●		2,357	1,025
1.942% due 09/25/2036 ●		997	436
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.612% due 02/25/2034 ●		936	913
Asset-Backed Funding Certificates Trust
1.902% due 01/25/2037 ●		3,596	2,421
1.952% due 01/25/2037 ●		1,728	1,173
2.492% due 06/25/2034 ●		512	510
2.792% due 06/25/2037 ●		53	48
2.842% due 03/25/2034 ^●		1,256	1,232
2.917% due 12/25/2032 ●		360	361
Asset-Backed Securities Corp. Home Equity Loan Trust
2.242% due 11/25/2035 ●		1,029	1,034
2.887% due 02/25/2035 ●		1,327	1,334
Bayview Financial Mortgage Pass-Through Trust 5.638% due 11/28/2036 þ		103	104
Bayview Financial Revolving Asset Trust 2.735% due 02/28/2040 ●		105	102
Bear Stearns Asset-Backed Securities Trust
1.952% due 08/25/2036 ●		5,581	6,883
1.962% due 01/25/2037 ●		631	599
1.992% due 12/25/2036 ●		1,688	1,690
2.192% due 09/25/2046 ●		502	482
2.222% due 12/25/2035 ●		437	438
2.282% due 09/25/2035 ●		2,214	2,209
2.422% due 02/25/2036 ●		4,118	4,117
2.512% due 11/25/2035 ^●		1,540	1,545
2.752% due 04/25/2035 ●		1,747	1,754

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2019 (Unaudited)

2.792% due 11/25/2042 ●		6	6
5.500% due 08/25/2036		297	299
5.750% due 11/25/2034 ^þ		999	1,001
6.500% due 10/25/2036 ^		4,746	3,566
Belle Haven ABS CDO Ltd.
2.262% due 11/03/2044 ●		16,373	6,992
2.302% due 11/03/2044 ●		24,548	10,596
Business Jet Securities LLC 4.447% due 06/15/2033		2,287	2,322
Carlyle Global Market Strategies Euro CLO DAC 0.870% due 01/18/2030 ●	EUR	7,250	8,143
Carrington Mortgage Loan Trust
1.952% due 10/25/2036 ●		$1,186	959
2.032% due 06/25/2036 ●		3,400	3,247
2.252% due 06/25/2035 ●		139	141
2.692% due 05/25/2034 ●		1,746	1,763
CIT Mortgage Loan Trust 3.292% due 10/25/2037 ●		11,398	11,576
Citigroup Mortgage Loan Trust
1.952% due 09/25/2036 ●		13,673	11,068
1.952% due 12/25/2036 ●		2,182	1,705
Citius Funding Ltd. 1.954% due 05/05/2046 ^●		451,290	23,918
Conseco Finance Securitizations Corp. 7.770% due 09/01/2031 þ		8,223	9,198
Countrywide Asset-Backed Certificates
1.932% due 08/25/2037 ●		5,834	5,756
1.942% due 07/25/2036 ^●		438	439
1.942% due 12/25/2046 ●		249	250
1.952% due 12/25/2035 ^●		333	331
1.962% due 06/25/2047 ●		345	344
2.072% due 09/25/2036 ●		1,693	1,694
2.082% due 06/25/2036 ●		1,537	1,540
2.092% due 06/25/2036 ●		908	910
2.102% due 09/25/2037 ^●		1,676	1,325
2.132% due 12/25/2036 ^●		228	155
2.142% due 04/25/2036 ●		425	425
2.272% due 01/25/2036 ●		225	225
2.662% due 04/25/2035 ●		569	572
3.208% due 02/25/2035 ●		4,400	4,428
4.600% due 10/25/2046 ^~		1,029	1,009
Countrywide Asset-Backed Certificates Trust
1.982% due 06/25/2047 ●		4,844	4,813
2.252% due 05/25/2036 ●		290	290
2.647% due 05/25/2036 ●		2,491	2,503
4.672% due 12/25/2034 ~		4,067	4,107
Countrywide Asset-Backed Certificates Trust, Inc. 2.512% due 07/25/2034 ●		853	857
Credit Suisse First Boston Mortgage Securities Corp. 2.412% due 01/25/2032 ●		5	5
Credit-Based Asset Servicing & Securitization LLC 2.542% due 04/25/2036 ●		3,039	2,958
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.753% due 03/25/2037 ^þ		9,760	5,637
Credit-Based Asset Servicing & Securitization Trust
1.942% due 11/25/2036 ●		1,126	699
3.485% due 01/25/2037 ^þ		1,373	691
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		124	125
7.790% due 05/25/2030 ^þ		398	401
Dryden Euro CLO BV 0.880% due 01/15/2030 ●	EUR	7,550	8,474
Dryden Senior Loan Fund 2.886% due 10/15/2027 ●		$3,800	3,795
Fairbanks Capital Mortgage Loan Trust 2.992% due 05/25/2028 ●		5	5
Fieldstone Mortgage Investment Trust 1.868% due 11/25/2036 ●		1,727	1,217
First Franklin Mortgage Loan Asset-Backed Certificates 2.617% due 05/25/2034 ●		528	526
First Franklin Mortgage Loan Trust
1.932% due 09/25/2036 ●		772	768
2.282% due 07/25/2035 ●		271	273
2.737% due 03/25/2035 ●		2,900	2,902
3.067% due 07/25/2034 ●		651	655
Fremont Home Loan Trust
1.922% due 11/25/2036 ●		5,926	2,672
1.942% due 01/25/2037 ●		1,703	976
2.032% due 02/25/2037 ●		4,463	2,271
2.042% due 05/25/2036 ●		10,191	7,008
2.662% due 05/25/2034 ●		3,794	3,755
GE-WMC Mortgage Securities Trust 1.942% due 08/25/2036 ●		3,035	1,793
GSAA Home Equity Trust
2.072% due 07/25/2037 ●		31,412	17,869
2.242% due 08/25/2037 ●		589	579

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2019 (Unaudited)

4.999% due 09/25/2035 ~	137	143
GSAMP Trust
1.842% due 12/25/2046 ●	1,351	823
1.892% due 12/25/2046 ●	4,930	3,029
1.942% due 09/25/2036 ●	1,711	829
1.942% due 12/25/2046 ●	3,172	1,965
2.022% due 12/25/2046 ●	610	383
2.032% due 08/25/2036 ●	1,108	981
2.062% due 04/25/2036 ●	3,048	2,302
2.662% due 11/25/2034 ●	1,707	1,699
Home Equity Asset Trust 2.282% due 12/25/2035 ●	30	30
Home Equity Loan Trust 2.132% due 04/25/2037 ●	3,000	2,593
Home Equity Mortgage Loan Asset-Backed Trust
1.952% due 07/25/2037 ●	3,306	2,232
1.992% due 07/25/2037 ●	3,411	2,319
2.032% due 04/25/2037 ●	2,458	1,819
Home Equity Mortgage Trust 5.867% due 07/25/2036 ^þ	185	54
HSI Asset Securitization Corp. Trust
1.902% due 12/25/2036 ●	4,007	1,549
1.962% due 12/25/2036 ●	1,159	448
1.982% due 01/25/2037 ●	2,026	1,604
2.012% due 12/25/2036 ●	8,575	3,357
IXIS Real Estate Capital Trust 2.022% due 01/25/2037 ●	4,487	2,198
Jamestown CLO Ltd. 2.691% due 07/15/2026 ●	774	774
JPMorgan Mortgage Acquisition Trust
1.942% due 07/25/2036 ●	1,673	937
1.952% due 07/25/2036 ^●	1,631	674
6.130% due 07/25/2036 ^þ	1,298	640
L2L Education Loan Trust 2.105% due 06/15/2031 ●	4,008	3,836
Lehman XS Trust
1.942% due 04/25/2037 ^●	11	10
1.962% due 01/25/2037 ●	279	279
2.052% due 05/25/2046 ^●	44,229	41,361
LoanCore Issuer Ltd. 2.870% due 05/15/2036 ●	20,200	20,203
Long Beach Mortgage Loan Trust
2.092% due 02/25/2036 ●	1,998	1,823
2.472% due 01/25/2046 ●	4,348	4,351
3.508% due 07/25/2032 ^●	128	129
MASTR Asset-Backed Securities Trust
1.842% due 10/25/2036 ●	1,058	483
1.842% due 11/25/2036 ●	66	31
1.942% due 08/25/2036 ●	1,056	550
2.032% due 03/25/2036 ●	3,880	2,919
2.032% due 10/25/2036 ●	1,700	1,601
2.292% due 10/25/2035 ^●	845	818
Meritage Mortgage Loan Trust 2.542% due 11/25/2035 ●	42	44
Merrill Lynch Mortgage Investors Trust
1.902% due 08/25/2037 ●	2,286	1,460
1.942% due 08/25/2037 ●	13,796	8,878
2.242% due 02/25/2047 ●	597	437
2.542% due 06/25/2036 ●	225	226
4.110% due 02/25/2037 ^þ	1,689	316
Monroe Capital BSL CLO Ltd. 3.019% due 05/22/2027 ●	12,687	12,690
Morgan Stanley ABS Capital, Inc. Trust
1.852% due 12/25/2036 ●	4,118	2,494
1.902% due 03/25/2037 ●	1,695	933
1.932% due 11/25/2036 ●	10,913	6,895
1.942% due 09/25/2036 ●	11,094	5,284
1.942% due 10/25/2036 ●	23,970	15,456
1.942% due 11/25/2036 ●	3,591	2,487
1.942% due 12/25/2036 ●	911	558
1.952% due 09/25/2036 ●	1,971	1,086
1.972% due 02/25/2037 ●	2,353	1,087
1.992% due 02/25/2037 ●	69	42
2.012% due 11/25/2036 ●	5,901	3,767
2.032% due 06/25/2036 ●	1,257	889
2.042% due 08/25/2036 ●	145	90
2.042% due 03/25/2037 ●	18,179	10,193
2.152% due 02/25/2037 ●	1,691	802
2.707% due 03/25/2035 ●	1,100	1,107
2.842% due 09/25/2033 ●	992	993
2.842% due 06/25/2035 ^●	4,000	3,809
Morgan Stanley Home Equity Loan Trust 1.892% due 12/25/2036 ●	1,739	989
Nelnet Student Loan Trust
1.980% due 05/27/2025 ●	164	163
2.028% due 03/23/2037 ●	222	215

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2019 (Unaudited)

2.050% due 10/25/2033 ●		378	368
2.297% due 03/25/2026 ●		319	315
New Century Home Equity Loan Trust 4.792% (US0001M + 3.000%) due 01/25/2033 ^~		512	465
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.122% due 10/25/2036 ^●		4,699	1,553
2.192% due 02/25/2037 ^●		492	190
North Carolina State Education Assistance Authority 2.592% due 07/25/2039 ●		637	632
NovaStar Mortgage Funding Trust
1.942% due 09/25/2036 ●		4,162	2,274
1.962% due 11/25/2036 ●		8,992	3,920
2.002% due 01/25/2037 ●		3,415	1,651
2.042% due 10/25/2036 ●		1,386	904
OFSI Fund Ltd. 2.903% due 10/18/2026 ●		3,389	3,391
Option One Mortgage Loan Trust
1.922% due 07/25/2037 ●		1,212	905
1.972% due 04/25/2037 ●		1,127	726
1.982% due 01/25/2036 ●		16	16
2.012% due 01/25/2037 ●		1,018	698
2.032% due 04/25/2037 ●		1,268	905
2.042% due 03/25/2037 ●		665	425
2.042% due 07/25/2037 ●		1,641	1,246
Ownit Mortgage Loan Trust
1.942% due 05/25/2037 ●		2,235	1,884
3.131% due 10/25/2035 þ		751	514
Palmer Square Loan Funding Ltd. 2.936% due 04/20/2027 ●		7,169	7,169
Panhandle-Plains Higher Education Authority, Inc. 3.229% due 10/01/2035 ●		2,738	2,732
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.262% due 09/25/2035 ●		1,083	1,087
3.592% due 12/25/2034 ●		754	763
People’s Financial Realty Mortgage Securities Trust 1.932% due 09/25/2036 ●		2,609	1,019
RAAC Trust
2.092% due 06/25/2044 ●		481	442
2.132% due 02/25/2036 ●		551	553
2.132% due 08/25/2036 ●		2,378	2,409
Renaissance Home Equity Loan Trust
3.213% due 09/25/2037 þ		3,091	2,424
3.216% due 09/25/2037 þ		3,264	2,554
5.612% due 04/25/2037 þ		3,804	1,691
Residential Asset Mortgage Products Trust
2.292% due 09/25/2035 ●		105	105
2.352% due 06/25/2032 ●		4	4
Residential Asset Securities Corp. Trust
1.942% due 07/25/2036 ●		4,501	4,320
1.972% due 04/25/2036 ●		162	162
2.062% due 04/25/2036 ●		168	169
2.062% due 07/25/2036 ●		2,798	2,378
2.162% due 03/25/2036 ●		99	99
2.617% due 07/25/2034 ●		416	413
2.632% due 12/25/2034 ●		683	683
2.827% due 08/25/2035 ●		2,000	2,009
Saxon Asset Securities Trust
1.962% due 10/25/2046 ●		1,820	1,793
2.587% due 03/25/2035 ^●		527	515
Securitized Asset-Backed Receivables LLC Trust
2.042% due 03/25/2036 ●		3,078	2,173
2.557% due 02/25/2034 ●		1,349	1,344
SG Mortgage Securities Trust
1.942% due 10/25/2036 ●		5,100	4,761
2.002% due 10/25/2036 ●		2,300	1,913
2.062% due 02/25/2036 ●		6,308	4,253
Sierra Madre Funding Ltd.
2.090% due 09/07/2039 ●		25,442	23,399
2.110% due 09/07/2039 ●		59,378	54,610
SLC Student Loan Trust 2.310% due 05/15/2028 ●		12	12
SLM Student Loan Trust
0.000% due 12/15/2023 ●	EUR	177	198
2.110% due 07/25/2025 ●		$128	114
3.292% due 06/25/2043 ●		103	97
3.292% due 09/25/2076 ●		104	98
3.440% due 04/25/2023 ●		3,523	3,534
3.592% due 11/25/2070 ●		141	138
Sound Point CLO Ltd. 3.084% due 01/23/2029 ●		10,600	10,594
Soundview Home Loan Trust
1.902% due 02/25/2037 ●		4,875	1,798
2.072% due 10/25/2036 ●		5,609	5,593
2.617% due 06/25/2035 ●		24	24
2.742% due 09/25/2037 ●		2,899	2,745

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Specialty Underwriting & Residential Finance Trust
1.858% due 09/25/2037 ●		5,007	2,515
1.912% due 03/25/2037 ●		1,313	661
Structured Asset Investment Loan Trust
2.512% due 10/25/2035 ●		978	969
2.767% due 01/25/2035 ●		1,713	1,684
2.917% due 01/25/2035 ●		606	541
3.172% due 04/25/2033 ●		36	36
3.367% due 01/25/2035 ●		684	360
3.517% due 01/25/2035 ^●		470	82
Structured Asset Securities Corp. Mortgage Loan Trust 2.112% due 05/25/2037 ●		389	389
Structured Asset Securities Corp. Trust 2.252% due 09/25/2035 ●		11,700	11,447
Symphony CLO Ltd. 2.951% due 07/14/2026 ●		8,800	8,805
Talon Funding Ltd. 2.382% due 06/05/2035 ●		1,551	379
Triaxx Prime CDO Ltd. 1.969% due 10/02/2039 ●		6,231	3,048
Venture CLO Ltd. 2.992% due 04/20/2029 ●		12,600	12,590
Washington Mutual Asset-Backed Certificates Trust 2.032% due 05/25/2036 ●		2,020	1,731
Wells Fargo Home Equity Asset-Backed Securities Trust 3.367% due 02/25/2035 ●		3,600	3,620
Zais CLO Ltd. 3.151% due 04/15/2028 ●		7,300	7,302
Total Asset-Backed Securities (Cost $616,927)			659,925
SOVEREIGN ISSUES 4.6%
Argentina Government International Bond
2.500% due 07/22/2021 (h)	ARS	94,853	752
4.000% due 03/06/2020 (h)		70,600	705
5.250% due 01/15/2028	EUR	1,900	948
5.875% due 01/11/2028 (l)		$10,600	5,012
6.875% due 01/11/2048		4,800	2,315
15.500% due 10/17/2026	ARS	31,710	147
42.836% (BADLARPP + 2.000%) due 04/03/2022 ~		22,575	200
45.399% (BADLARPP + 3.250%) due 03/01/2020 ~		1,200	13
56.589% (ARLLMONP) due 06/21/2020 ~(a)		526,967	4,766
59.928% (BADLARPP) due 10/04/2022 ~(a)		2,200	39
Autonomous City of Buenos Aires Argentina 51.313% (BADLARPP + 5.000%) due 01/23/2022 ~(a)		25,680	322
Autonomous Community of Catalonia 4.950% due 02/11/2020	EUR	300	338
Brazil Government International Bond 5.625% due 02/21/2047		$1,750	1,983
Kuwait International Government Bond 3.500% due 03/20/2027		14,900	16,039
New Zealand Government International Bond
2.000% due 09/20/2025 (h)	NZD	17,488	12,863
3.000% due 09/20/2030 (h)		4,659	3,915
Peru Government International Bond
5.940% due 02/12/2029	PEN	16,200	5,516
6.150% due 08/12/2032		20,800	7,118
6.350% due 08/12/2028		75,475	26,448
Provincia de Buenos Aires
45.979% due 05/31/2022 ●	ARS	1,970	16
52.270% (BADLARPP + 3.750%) due 04/12/2025 ~(a)		325,460	2,469
Qatar Government International Bond
3.875% due 04/23/2023		$6,700	7,083
4.500% due 01/20/2022		4,700	4,932
4.500% due 04/23/2028		2,100	2,410
5.103% due 04/23/2048		800	1,030
Saudi Government International Bond
2.375% due 10/26/2021		600	603
2.875% due 03/04/2023		1,600	1,631
3.250% due 10/26/2026		1,600	1,660
3.625% due 03/04/2028		4,300	4,548
4.500% due 04/17/2030		13,700	15,585
4.500% due 10/26/2046		5,100	5,660
4.625% due 10/04/2047		5,500	6,203
5.000% due 04/17/2049		1,400	1,677
South Africa Government International Bond 4.850% due 09/30/2029		10,000	10,025
Turkey Government International Bond
5.750% due 03/22/2024		5,200	5,330
6.350% due 08/10/2024		15,200	15,917

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2019 (Unaudited)

7.250% due 12/23/2023		7,000	7,592
Total Sovereign Issues (Cost $203,448)			183,810
		SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Urbi Desarrollos Urbanos S.A.B. de C.V. (d)		9,536	1
Total Common Stocks (Cost $506)			1
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co. 7.500%		3,500	5,075
Total Convertible Preferred Securities (Cost $4,179)			5,075
PREFERRED SECURITIES 0.8%
BANKING & FINANCE 0.8%
AGFC Capital Trust 3.751% (US0003M + 1.750%) due 01/15/2067 ~		6,600,000	3,300
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 ●(i)(j)		3,200,000	3,619
8.875% due 04/14/2021 ●(i)(j)		1,600,000	1,971
Bank of America Corp. 5.875% due 03/15/2028 ●(i)		5,500,000	6,103
JPMorgan Chase & Co. 5.000% due 08/01/2024 ●(i)		7,900,000	8,226
Nationwide Building Society 10.250% ~		10,000	2,199
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (i)		3,400,000	4,863
Wells Fargo & Co. 5.900% due 06/15/2024 ●(i)		600,000	654
Total Preferred Securities (Cost $29,335)			30,935
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.4%
CERTIFICATES OF DEPOSIT 0.3%
Lloyds Bank Corporate Markets PLC 2.512% (US0003M + 0.500%) due 10/26/2020 ~		$11,800	11,825
REPURCHASE AGREEMENTS (k) 0.1%			5,007
ARGENTINA TREASURY BILLS 0.0%
41.333% due 04/03/2020 «~	ARS	38,220	524
43.313% due 06/22/2020 «~		29,590	438
47.840% due 05/13/2020 (e)(f)		11,450	155
			1,117
U.S. TREASURY BILLS 0.0%
1.540% due 01/23/2020 (f)(g)(p)		$202	202
Total Short-Term Instruments (Cost $18,215)			18,151
Total Investments in Securities (Cost $4,661,527)			4,763,645
		SHARES
INVESTMENTS IN AFFILIATES 16.7%
SHORT-TERM INSTRUMENTS 16.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.7%
PIMCO Short Asset Portfolio		37,204,701	370,410

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2019 (Unaudited)

PIMCO Short-Term Floating NAV Portfolio III	30,989,829	306,582
Total Short-Term Instruments (Cost $679,088)		676,992
Total Investments in Affiliates (Cost $679,088)		676,992
Total Investments 134.4% (Cost $5,340,615)		$5,440,637
Financial Derivative Instruments (m)(o) (0.1)%(Cost or Premiums, net $26,309)		(3,624)
Other Assets and Liabilities, net (34.3)%		(1,387,745)
Net Assets 100.0%		$4,049,268

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$5,007	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(5,110)	$5,007	$5,007
Total Repurchase Agreements						$(5,110)	$5,007	$5,007

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
CFR	1.730%	11/01/2019	TBD(3)	$(4,177)	$(4,189)
Total Reverse Repurchase Agreements					$(4,189)

(l)	Securities with an aggregate market value of $5,012 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(62,173) at a weighted average interest rate of 2.519%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2019 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2020	197	$37,674	$(592)	$0	$(248)
U.S. Treasury 10-Year Note March Futures	03/2020	2,958	379,872	(3,578)	3	(320)
				$(4,170)	$3	$(568)

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-BTP Italy Government Bond March Futures	03/2020	1,932	$(308,729)	$(44)	$889	$0
U.S. Treasury 5-Year Note March Futures	03/2020	2,679	(317,755)	923	63	0
U.S. Treasury 30-Year Bond March Futures	03/2020	45	(7,016)	136	15	0
				$1,015	$967	$0
Total Futures Contracts				$(3,155)	$970	$(568)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	09/20/2020	0.072%		$36,400	$492	$(234)	$258	$0	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	03/20/2023	0.201		3,000	(10)	87	77	0	0
British Telecomminications	1.000	Quarterly	12/20/2024	0.686	EUR	9,600	30	142	172	1	0
Daimler AG	1.000	Quarterly	12/20/2020	0.132		1,800	30	(12)	18	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	1.178		$700	93	10	103	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.157		31,300	28	500	528	0	0
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.213		12,400	103	139	242	0	(4)
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.251		15,600	315	32	347	0	(1)
							$1,081	$664	$1,745	$1	$(5)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-33 5-Year Index	(5.000)%	Quarterly	12/20/2024		$33,561	$(2,167)	$(1,128)	$(3,295)	$12	$0
iTraxx Europe Main 32 5-Year Index	(1.000)	Quarterly	12/20/2024	EUR	18,300	(474)	(104)	(578)	6	0
iTraxx Europe Senior 27 5-Year Index	(1.000)	Quarterly	06/20/2022		28,700	(173)	(500)	(673)	0	(1)
						$(2,814)	$(1,732)	$(4,546)	$18	$(1)

INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	Semi-Annual	06/21/2020	$221,000	$5,119	$(4,431)	$688	$22	$0
Pay	3-Month USD-LIBOR	2.600	Semi-Annual	09/26/2023	395,900	(4,140)	19,559	15,419	0	(330)
Pay	3-Month USD-LIBOR	2.700	Semi-Annual	12/14/2023	258,600	(2,738)	12,655	9,917	0	(207)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	375,500	17,241	(16,022)	1,219	821	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	20	1	(1)	0	0	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	200,400	17,391	(12,931)	4,460	475	0

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		200	12	(18)	(6)	1	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029		7,200	(12)	(49)	(61)	23	0
Receive(6)	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030		24,500	(291)	653	362	74	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030		14,000	(247)	135	(112)	43	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030		7,000	(7)	(47)	(54)	23	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049		5,400	(7)	(164)	(171)	62	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		3,000	(22)	100	78	33	0
Receive(6)	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050		6,700	(11)	764	753	71	0
Receive(6)	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		16,500	(98)	1,477	1,379	177	0
Receive(6)	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		8,700	(31)	1,008	977	92	0
Receive(6)	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		188,200	(292)	10,619	10,327	2,051	0
Receive(6)	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		12,700	(31)	(363)	(394)	146	0
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020	GBP	3,300	(117)	98	(19)	0	0
Receive(6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2025		303,400	(383)	3,103	2,720	429	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	12,280,000	(1,033)	(898)	(1,931)	0	(88)
Pay	6-Month JPY-LIBOR	0.104	Semi-Annual	09/09/2029		1,103,000	0	(218)	(218)	10	0
Pay	6-Month JPY-LIBOR	0.078	Semi-Annual	09/10/2029		1,084,000	0	(188)	(188)	9	0
Pay	6-Month JPY-LIBOR	0.086	Semi-Annual	09/11/2029		624,000	0	(113)	(113)	5	0
Pay	6-Month JPY-LIBOR	0.035	Semi-Annual	09/13/2029		1,091,000	0	(147)	(147)	9	0
Pay	6-Month JPY-LIBOR	0.015	Semi-Annual	09/17/2029		1,118,000	0	(130)	(130)	10	0
Pay	6-Month JPY-LIBOR	0.068	Semi-Annual	09/25/2029		1,622,000	0	(268)	(268)	14	0
Pay	6-Month JPY-LIBOR	0.085	Semi-Annual	09/27/2029		1,320,000	0	(239)	(239)	12	0
Pay	28-Day MXN-TIIE	7.350	Lunar	09/30/2027	MXN	477,756	(272)	1,243	971	0	(16)
Pay	UKRPI	3.579	Maturity	10/15/2033	GBP	26,800	10	2,068	2,078	0	(70)
							$30,042	$17,255	$47,297	$4,612	$(711)
Total Swap Agreements							$28,309	$16,187	$44,496	$4,631	$(717)

(n)	Securities with an aggregate market value of $100,894 and cash of $3,986 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2020	AUD	55,502		$37,684	$0	$(1,271)
	01/2020	DKK	7,704		1,143	0	(14)
	01/2020	NZD	10,649		6,842	0	(327)
	01/2020		$619	MXN	11,986	13	0
BPS	01/2020	EUR	2,493		$2,783	0	(15)
	01/2020	GBP	36,570		47,356	0	(1,094)
	01/2020	NOK	2,440		265	0	(13)
	01/2020		$6,670	EUR	6,008	72	0
	01/2020		1,249	GBP	950	9	0
	01/2020		10,559	MXN	208,376	441	0
	03/2020	HKD	12,085		$1,542	0	(8)
BRC	01/2020		$1,493	GBP	1,129	3	0
CBK	01/2020	JPY	114,091		$1,051	1	0
	01/2020	TRY	4,050		694	17	0
	01/2020		$37,741	AUD	55,224	1,020	0
	01/2020		8,246	MXN	162,851	351	0
	02/2020	PLN	38,812		$10,090	0	(142)
	02/2020		$17,325	COP	60,051,989	914	0
	02/2020		9,852	PLN	39,013	432	0
	02/2020	ZAR	28,165		$1,902	0	(100)
	03/2020	KRW	167,692		143	0	(2)
DUB	03/2020	TWD	236,639		7,834	0	(122)
	01/2021		$2,352	BRL	10,311	162	0
FBF	03/2020		2,456	INR	177,549	17	0
GLM	01/2020	ILS	1,106		$318	0	(2)
HUS	01/2020		$4,026	EUR	3,624	41	0

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2019 (Unaudited)

	03/2020	SGD	32,516		$23,827	0	(367)
	01/2021	BRL	10,311		1,590	0	(924)
JPM	01/2020	EUR	2,013		2,236	0	(23)
	01/2020	MXN	683,427		34,007	0	(2,039)
MYI	01/2020		$1,153	DKK	7,704	3	0
	02/2020	SEK	12,260		$1,263	0	(49)
	03/2020	RUB	11,117		171	0	(7)
	04/2020	DKK	7,704		1,160	0	(3)
NGF	03/2020	TWD	478,157		15,805	0	(272)
SCX	01/2020	GBP	7,270		9,495	0	(137)
SSB	01/2020	BRL	158,765		39,124	0	(343)
	01/2020	MXN	371,227		19,230	0	(368)
	01/2020		$37,598	BRL	158,765	1,869	0
	01/2020		19,213	MXN	371,227	367	0
	02/2020		39,075	BRL	158,765	356	0
UAG	01/2020	CAD	21,689		$16,295	0	(408)
	01/2020	EUR	178,881		197,578	0	(3,160)
	01/2020	NZD	10,649		6,848	0	(322)
Total Forward Foreign Currency Contracts						$6,088	$(11,532)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(1)

									Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2021	0.230%	$500	$(16)	$22	$6	$0
	Mexico Government International Bond	1.000	Quarterly	12/20/2021	0.299	4,700	(184)	250	66	0
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.230	1,100	(35)	48	13	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2021	0.259	700	(27)	37	10	0
BRC	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	98.993	1,150	94	(719)	0	(625)
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.230	4,600	(148)	202	54	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2021	0.299	2,100	(81)	111	30	0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.991	100	(2)	2	0	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.631	400	(4)	11	7	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.727	1,100	4	11	15	0
DUB	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.230	100	(3)	4	1	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	2.668	400	(49)	22	0	(27)
FBF	AT&T, Inc.	1.000	Quarterly	06/20/2024	0.600	2,300	(7)	47	40	0
GST	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	98.993	5,250	431	(3,285)	0	(2,854)
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.991	200	(3)	3	0	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.230	2,600	(84)	114	30	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.510	1,900	(29)	65	36	0
	Fiserv, Inc.	1.000	Quarterly	12/20/2024	1.113	5,100	(61)	36	0	(25)
	Russia Government International Bond	1.000	Quarterly	12/20/2024	0.556	15,300	99	230	329	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.501	17,400	(770)	409	0	(361)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	0.746	200	(7)	9	2	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	0.883	1,100	(32)	38	6	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.230	200	(6)	8	2	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2021	0.259	700	(34)	44	10	0
JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.230	1,250	(40)	55	15	0
	Russia Government International Bond	1.000	Quarterly	12/20/2024	0.556	300	1	5	6	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.345	200	(10)	7	0	(3)
MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	09/20/2024	0.275	11,400	81	298	379	0
							$(922)	$(1,916)	$1,057	$(3,895)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2019 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$900	$(26)	$36	$10	$0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	18,100	(628)	827	199	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	12,100	(424)	557	133	0
						$(1,078)	$1,420	$342	$0
Total Swap Agreements						$(2,000)	$(496)	$1,399	$(3,895)

(p)	Securities with an aggregate market value of $11,976 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$14,045	$23,935	$37,980
Corporate Bonds & Notes
Banking & Finance	0	548,308	0	548,308
Industrials	0	182,305	1,313	183,618
Utilities	0	94,732	0	94,732
Municipal Bonds & Notes
California	0	3,042	0	3,042
Illinois	0	1,643	0	1,643
Puerto Rico	0	626	0	626
Washington	0	28,478	0	28,478
West Virginia	0	6,836	0	6,836
U.S. Government Agencies	0	1,773,646	0	1,773,646
U.S. Treasury Obligations	0	785,038	0	785,038
Non-Agency Mortgage-Backed Securities	0	401,801	0	401,801
Asset-Backed Securities	0	659,925	0	659,925
Sovereign Issues	0	183,810	0	183,810
Common Stocks
Consumer Discretionary	1	0	0	1
Convertible Preferred Securities
Banking & Finance	5,075	0	0	5,075
Preferred Securities
Banking & Finance	0	30,935	0	30,935
Short-Term Instruments
Certificates of Deposit	0	11,825	0	11,825
Repurchase Agreements	0	5,007	0	5,007
Argentina Treasury Bills	0	155	962	1,117
U.S. Treasury Bills	0	202	0	202

	$5,076	$4,732,359	$26,210	$4,763,645
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$676,992	$0	$0	$676,992

Total Investments	$682,068	$4,732,359	$26,210	$5,440,637

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	970	4,631	0	5,601
Over the counter	0	7,487	0	7,487

	$970	$12,118	$0	$13,088
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(568)	(717)	0	(1,285)
Over the counter	0	(15,427)	0	(15,427)

	$(568)	$(16,144)	$0	$(16,712)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Total Financial Derivative Instruments	$402	$(4,026)	$0	$(3,624)

Totals	$682,470	$4,728,333	$26,210	$5,437,013

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 59.0% ¤
ARGENTINA 0.8%
SOVEREIGN ISSUES 0.8%
Argentina Government International Bond
6.875% due 04/22/2021		$7,000	$3,800
56.589% (ARLLMONP) due 06/21/2020 ~(a)	ARS	240	2
Autonomous City of Buenos Aires Argentina 44.086% due 03/29/2024 •		3,770	43
Provincia de Buenos Aires 52.270% (BADLARPP + 3.750%) due 04/12/2025 ~(a)		64,270	488
Total Argentina (Cost $10,340)			4,333
BAHRAIN 0.2%
SOVEREIGN ISSUES 0.2%
Bahrain Government International Bond 6.125% due 07/05/2022		$1,000	1,080
Total Bahrain (Cost $1,057)			1,080
BRAZIL 8.7%
CORPORATE BONDS & NOTES 2.5%
Braskem Netherlands Finance BV 4.500% due 01/10/2028		$5,000	4,990
Caixa Economica Federal 3.500% due 11/07/2022		1,470	1,494
Itau Unibanco Holding S.A. 5.750% due 01/22/2021		1,000	1,029
Odebrecht Oil & Gas Finance Ltd.
0.000% due 01/30/2020 (d)(f)		1,265	13
0.000% due 01/31/2020 (d)(f)		1,886	19
Petrobras Global Finance BV
6.125% due 01/17/2022		4,038	4,321
8.375% due 05/23/2021		827	902
			12,768
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		2,700	2,721
SOVEREIGN ISSUES 5.7%
Brazil Letras do Tesouro Nacional 0.000% due 07/01/2020 (d)	BRL	121,900	29,685
Total Brazil (Cost $43,663)			45,174
CAYMAN ISLANDS 4.4%
CORPORATE BONDS & NOTES 4.4%
Baidu, Inc. 3.000% due 06/30/2020		$300	301
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd. 5.500% due 11/18/2020		2,200	2,272
KSA Sukuk Ltd. 2.894% due 04/20/2022		3,612	3,675
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		2,597	2,591
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)		5,144	2,818
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		811	799
QNB Finance Ltd. 2.875% due 04/29/2020		10,500	10,523

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

Total Cayman Islands (Cost $23,808)		22,979
CHILE 0.8%
CORPORATE BONDS & NOTES 0.8%
Banco del Estado de Chile
2.668% due 01/08/2021	$800	803
4.125% due 10/07/2020	400	405
Corp. Nacional del Cobre de Chile 3.000% due 07/17/2022	2,600	2,632
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	234	242
4.500% due 08/15/2025	122	123
Total Chile (Cost $4,205)		4,205
CHINA 1.0%
CORPORATE BONDS & NOTES 1.0%
CNAC HK Finbridge Co. Ltd. 3.000% due 07/19/2020	$600	601
CNOOC Curtis Funding Pty. Ltd. 4.500% due 10/03/2023	1,000	1,072
Sinopec Group Overseas Development Ltd.
2.500% due 04/28/2020	1,400	1,401
4.375% due 04/10/2024	2,000	2,162
Total China (Cost $5,000)		5,236
COLOMBIA 0.8%
CORPORATE BONDS & NOTES 0.1%
Ecopetrol S.A. 5.375% due 06/26/2026	$560	629
SOVEREIGN ISSUES 0.7%
Colombia Government International Bond
2.625% due 03/15/2023	1,000	1,004
4.375% due 07/12/2021	2,740	2,830
		3,834
Total Colombia (Cost $4,322)		4,463
COSTA RICA 0.0%
CORPORATE BONDS & NOTES 0.0%
Instituto Costarricense de Electricidad 6.950% due 11/10/2021	$200	209
Total Costa Rica (Cost $209)		209
DOMINICAN REPUBLIC 2.1%
SOVEREIGN ISSUES 2.1%
Dominican Republic International Bond 7.500% due 05/06/2021	$10,213	10,622
Total Dominican Republic (Cost $10,610)		10,622
GUATEMALA 1.5%
SOVEREIGN ISSUES 1.5%
Guatemala Government International Bond 5.750% due 06/06/2022	$7,500	8,018
Total Guatemala (Cost $7,939)		8,018
HONG KONG 0.2%
CORPORATE BONDS & NOTES 0.2%
CNPC General Capital Ltd. 3.400% due 04/16/2023	$500	514
Horse Gallop Finance Ltd. 3.250% due 05/30/2022	200	203
Huarong Finance Co. Ltd. 3.250% due 06/03/2021	200	202

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

Total Hong Kong (Cost $903)			919
INDIA 2.6%
CORPORATE BONDS & NOTES 2.6%
Adani Ports & Special Economic Zone Ltd.
3.375% due 07/24/2024		$4,900	4,932
3.950% due 01/19/2022		6,750	6,918
ICICI Bank Ltd. 5.750% due 11/16/2020		500	513
State Bank of India
2.816% (US0003M + 0.850%) due 01/20/2020 ~		300	301
4.000% due 01/24/2022		700	719
Total India (Cost $13,295)			13,383
INDONESIA 5.8%
CORPORATE BONDS & NOTES 2.5%
Indonesia Asahan Aluminium Persero PT
5.230% due 11/15/2021		$1,500	1,575
5.710% due 11/15/2023		1,000	1,104
Pelabuhan Indonesia Persero PT 4.500% due 05/02/2023		5,000	5,289
Pertamina Persero PT
4.875% due 05/03/2022		2,800	2,955
5.250% due 05/23/2021		2,000	2,083
			13,006
SOVEREIGN ISSUES 3.3%
Indonesia Government International Bond
4.875% due 05/05/2021		13,000	13,528
6.750% due 01/15/2044		2,400	3,438
			16,966
Total Indonesia (Cost $29,132)			29,972
KAZAKHSTAN 2.0%
CORPORATE BONDS & NOTES 2.0%
KazMunayGas National Co. JSC 3.875% due 04/19/2022		$10,000	10,318
Total Kazakhstan (Cost $10,210)			10,318
MAURITIUS 0.0%
CORPORATE BONDS & NOTES 0.0%
Greenko Dutch BV 4.875% due 07/24/2022		$200	201
Total Mauritius (Cost $200)			201
MEXICO 7.5%
CORPORATE BONDS & NOTES 4.3%
Banco Inbursa S.A. Institucion de Banca Multiple 4.125% due 06/06/2024		$5,000	5,190
BBVA Bancomer S.A.
6.500% due 03/10/2021		2,938	3,068
6.750% due 09/30/2022		10,600	11,560
Comision Federal de Electricidad 4.875% due 05/26/2021		1,000	1,033
Petroleos Mexicanos
6.490% due 01/23/2027		500	532
6.840% due 01/23/2030		500	534
7.690% due 01/23/2050		500	547
			22,464
SOVEREIGN ISSUES 3.2%
Mexico Government International Bond
4.000% due 10/02/2023		900	948
6.500% due 06/10/2021	MXN	150,000	7,912

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

10.000% due 12/05/2024	129,000	7,751
		16,611
Total Mexico (Cost $42,025)		39,075
OMAN 0.2%
SOVEREIGN ISSUES 0.2%
Oman Government International Bond 3.625% due 06/15/2021	$1,005	1,011
Total Oman (Cost $1,005)		1,011
QATAR 10.7%
CORPORATE BONDS & NOTES 0.4%
Qatari Diar Finance QSC 5.000% due 07/21/2020	$600	610
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.298% due 09/30/2020	1,300	1,319
		1,929
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.8%
State Of Qatar 2.721% - 2.996% (LIBOR03M + 0.800%) due 12/21/2020 «~	17,500	17,500
State of Qatar 2.996% (LIBOR03M + 0.800%) due 12/21/2020 «~	7,500	7,500
		25,000
SOVEREIGN ISSUES 5.5%
Qatar Government International Bond
3.375% due 03/14/2024	2,800	2,934
3.875% due 04/23/2023	15,000	15,858
4.000% due 03/14/2029	3,200	3,578
4.500% due 04/23/2028	2,000	2,295
4.817% due 03/14/2049	1,200	1,489
5.103% due 04/23/2048	2,000	2,574
		28,728
Total Qatar (Cost $53,202)		55,657
RUSSIA 0.2%
CORPORATE BONDS & NOTES 0.2%
ALROSA Finance S.A. 7.750% due 11/03/2020	$936	980
Total Russia (Cost $943)		980
SAUDI ARABIA 1.7%
CORPORATE BONDS & NOTES 1.7%
Saudi Arabian Oil Co. 2.750% due 04/16/2022	$8,625	8,724
Total Saudi Arabia (Cost $8,690)		8,724
SERBIA 0.3%
SOVEREIGN ISSUES 0.3%
Serbia Government International Bond 7.250% due 09/28/2021	$1,162	1,267
Total Serbia (Cost $1,250)		1,267
SINGAPORE 0.0%
CORPORATE BONDS & NOTES 0.0%
BOC Aviation Ltd. 3.000% due 05/23/2022	$200	202
Total Singapore (Cost $201)		202
SOUTH AFRICA 1.6%
CORPORATE BONDS & NOTES 1.6%
Eskom Holdings SOC Ltd. 5.750% due 01/26/2021	$6,100	6,127

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

Sasol Financing USA LLC 5.875% due 03/27/2024	1,800	1,949
Total South Africa (Cost $7,878)		8,076
SOUTH KOREA 0.1%
SOVEREIGN ISSUES 0.1%
Export-Import Bank of Korea 2.625% due 12/30/2020	$500	503
Total South Korea (Cost $502)		503
SUPRANATIONAL 1.1%
CORPORATE BONDS & NOTES 1.1%
Banque Ouest Africaine de Developpement 5.500% due 05/06/2021	$5,500	5,710
Total Supranational (Cost $5,684)		5,710
THAILAND 0.2%
CORPORATE BONDS & NOTES 0.2%
Bangkok Bank PCL 3.875% due 09/27/2022	$800	831
Total Thailand (Cost $830)		831
UKRAINE 0.1%
SOVEREIGN ISSUES 0.1%
Ukraine Government International Bond
7.750% due 09/01/2020	$100	103
7.750% due 09/01/2021	300	318
Total Ukraine (Cost $414)		421
UNITED STATES 1.3%
ASSET-BACKED SECURITIES 0.1%
GSAA Home Equity Trust 2.092% due 03/25/2037 •	$247	148
Morgan Stanley Mortgage Loan Trust 2.152% due 04/25/2037 •	271	126
		274
CORPORATE BONDS & NOTES 1.1%
Rio Oil Finance Trust
8.200% due 04/06/2028	600	695
9.250% due 07/06/2024	2,307	2,591
9.750% due 01/06/2027	2,076	2,460
		5,746
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Banc of America Mortgage Trust 4.333% due 02/25/2036 ^~	10	10
Chase Mortgage Finance Trust 4.172% due 03/25/2037 ^~	27	28
Citigroup Mortgage Loan Trust
4.130% due 07/25/2046 ^~	16	15
5.133% due 03/25/2034 ~	4	4
Countrywide Home Loan Mortgage Pass-Through Trust
3.468% due 10/20/2035 ~	45	41
3.794% due 09/25/2047 ^~	11	10
HarborView Mortgage Loan Trust 4.446% due 08/19/2036 ^~	4	4
Luminent Mortgage Trust 2.152% due 12/25/2036 ^•	17	16
MASTR Adjustable Rate Mortgages Trust 2.032% due 05/25/2037 •	123	77
Merrill Lynch Alternative Note Asset Trust
2.092% due 03/25/2037 •	270	112
4.137% due 06/25/2037 ^~	142	107
Merrill Lynch Mortgage-Backed Securities Trust 4.248% due 04/25/2037 ^~	29	29
Morgan Stanley Mortgage Loan Trust 3.985% due 06/25/2036 ~	6	6
Sequoia Mortgage Trust 3.278% due 01/20/2047 ^~	13	10

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

WaMu Mortgage Pass-Through Certificates Trust
3.337% due 12/25/2036 ^~		18	17
3.375% due 01/25/2037 ^~		30	29
3.444% due 05/25/2037 ^~		34	29
3.501% due 04/25/2037 ^~		18	17
3.709% due 09/25/2036 ^~		29	28
3.804% due 12/25/2036 ^~		63	63
			652
Total United States (Cost $6,067)			6,672
VIRGIN ISLANDS (BRITISH) 0.2%
CORPORATE BONDS & NOTES 0.2%
GTL Trade Finance, Inc. 5.893% due 04/29/2024		$917	1,016
Total Virgin Islands (British) (Cost $879)			1,016
SHORT-TERM INSTRUMENTS 2.9%
REPURCHASE AGREEMENTS (g) 0.1%			662
ARGENTINA TREASURY BILLS 0.0%
41.333% due 04/03/2020 «~	ARS	4,940	67
43.313% due 06/22/2020 «~		790	12
80.618% due 02/26/2020 - 05/13/2020 (c)(d)		10,960	144
			223
CZECH REPUBLIC TREASURY BILLS 0.3%
(0.101)% due 01/10/2020 (d)(e)	CZK	31,000	1,367
MEXICO TREASURY BILLS 0.4%
7.138% due 01/09/2020 (d)(e)	MXN	38,600	2,039
U.S. TREASURY BILLS 2.1%
1.559% due 01/07/2020 - 03/26/2020 (c)(d)(i)(k)		$10,805	10,783
Total Short-Term Instruments (Cost $15,136)			15,074
Total Investments in Securities (Cost $309,599)			306,331
		SHARES
INVESTMENTS IN AFFILIATES 41.4%
SHORT-TERM INSTRUMENTS 41.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 41.4%
PIMCO Short-Term Floating NAV Portfolio III		21,769,764	215,368
Total Short-Term Instruments (Cost $215,159)			215,368
Total Investments in Affiliates (Cost $215,159)			215,368
Total Investments 100.4% (Cost $524,758)			$521,699
Financial Derivative Instruments (h)(j) (1.8)%(Cost or Premiums, net $(2,439))			(9,159)
Other Assets and Liabilities, net 1.4%			7,185
Net Assets 100.0%			$519,725

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$662	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(681)	$662	$662
Total Repurchase Agreements						$(681)	$662	$662
(1)						Includes accrued interest.
(h)						FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	5.960%	Maturity	01/02/2023	BRL	1,034,500	$293	$1,482	$1,775	$45	$0
Pay	28-Day MXN-TIIE	8.075	Lunar	08/26/2020	MXN	1,717,000	(1,000)	1,540	540	2	0
Pay	28-Day MXN-TIIE	8.700	Lunar	11/02/2020		446,000	(26)	348	322	1	0
Total Swap Agreements							$(733)	$3,370	$2,637	$48	$0
(i)	Securities with an aggregate market value of $885 and cash of $6,298 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BPS	03/2020	CNH	857,577		$120,000	$0	$(2,983)
	03/2020		$126,747	CNH	903,319	2,795	0
BSH	01/2020	BRL	120,000		$29,771	0	(59)
	01/2020	MXN	38,600		2,001	0	(39)
	01/2020		$28,619	BRL	120,000	1,212	0
	07/2020	BRL	121,900		$28,823	0	(1,230)
CBK	01/2020		120,000		29,623	0	(208)
	01/2020	MXN	417,437		21,679	0	(338)
	01/2020		$29,772	BRL	120,000	59	0
	01/2020		165	TRY	954	0	(5)

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

	02/2020		476	MXN	9,222	9	0
	02/2020		10,000	PEN	33,300	34	0
	04/2020		35,850	MXN	705,083	841	0
	06/2020		3,123		61,577	55	0
DUB	03/2020	CNH	881,210		$122,314	0	(4,058)
	03/2020	TWD	1,177,484		38,982	0	(609)
GLM	01/2020	MXN	973,301		49,672	0	(1,615)
	01/2020		$11,200	MXN	225,575	687	0
	02/2020		3,422	RUB	219,371	96	0
	03/2020	CNH	178,544		$25,000	0	(604)
HUS	01/2020	CZK	31,000		1,355	0	(13)
	01/2020	MXN	322,521		16,506	0	(494)
	03/2020	CNH	286,286		39,798	0	(1,257)
	03/2020	INR	18,595		255	0	(4)
	03/2020	TWD	298,930		10,000	0	(51)
	03/2020		$45,000	CNH	316,029	321	0
	04/2020		17,453	MXN	343,478	421	0
	05/2020		4,942		96,946	94	0
IND	03/2020	CNH	143,119		$20,000	0	(524)
	03/2020		$15,000	CNH	105,085	70	0
JPM	01/2020		14,588	MXN	293,173	874	0
RYL	03/2020	CNH	537,493		$74,525	0	(2,556)
SSB	03/2020		$29,000	CNY	203,791	208	0
UAG	01/2020	MXN	134,650		$6,968	0	(134)
	02/2020		169,797		8,842	0	(85)
Total Forward Foreign Currency Contracts						$7,776	$(16,866)
PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus CNH	CNH	6.400	01/08/2020	75,000	$7	$0
Total Purchased Options						$7	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Huarong Finance Co. Ltd.	1.000%	Quarterly	10/23/2020	0.498%	$400	$0	$2	$2	$0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	0.958	5,000	(2)	8	6	0
BPS	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	0.229	5,000	9	1	10	0
CBK	Turkey Government International Bond	1.000	Quarterly	12/20/2021	1.697	5,000	(66)	1	0	(65)
DUB	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.211	5,000	(263)	239	0	(24)
GST	Petrobras Global Finance BV	1.000	Quarterly	06/20/2020	0.245	10,000	(143)	182	39	0
	Russia Government International Bond	1.000	Quarterly	06/20/2023	0.328	700	(22)	38	16	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2020	0.313	3,000	(31)	42	11	0
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2020	0.275	4,000	11	(3)	8	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2020	0.294	5,000	9	10	19	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2020	0.160	2,900	15	(2)	13	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	0.958	5,000	(3)	9	6	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	0.805	5,000	20	1	21	0
JPM	Russia Government International Bond	1.000	Quarterly	06/20/2023	0.328	2,800	(83)	148	65	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.345	14,400	(894)	711	0	(183)
MYC	South Africa Government International Bond	1.000	Quarterly	12/20/2021	0.805	5,000	18	3	21	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2021	1.697	5,000	(70)	5	0	(65)
NGF	Russia Government International Bond	1.000	Quarterly	06/20/2023	0.328	2,000	(57)	103	46	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.345	5,000	(161)	98	0	(63)
Total Swap Agreements							$(1,713)	$1,596	$283	$(400)
(k)	Securities with an aggregate market value of $9,897 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$4,333	$0	$4,333
Bahrain
Sovereign Issues	0	1,080	0	1,080
Brazil
Corporate Bonds & Notes	0	12,768	0	12,768
Loan Participations and Assignments	0	0	2,721	2,721
Sovereign Issues	0	29,685	0	29,685
Cayman Islands
Corporate Bonds & Notes	0	22,979	0	22,979
Chile
Corporate Bonds & Notes	0	4,205	0	4,205
China
Corporate Bonds & Notes	0	5,236	0	5,236
Colombia
Corporate Bonds & Notes	0	629	0	629
Sovereign Issues	0	3,834	0	3,834
Costa Rica
Corporate Bonds & Notes	0	209	0	209
Dominican Republic
Sovereign Issues	0	10,622	0	10,622
Guatemala
Sovereign Issues	0	8,018	0	8,018
Hong Kong
Corporate Bonds & Notes	0	919	0	919
India
Corporate Bonds & Notes	0	13,383	0	13,383
Indonesia
Corporate Bonds & Notes	0	13,006	0	13,006
Sovereign Issues	0	16,966	0	16,966
Kazakhstan
Corporate Bonds & Notes	0	10,318	0	10,318
Mauritius
Corporate Bonds & Notes	0	201	0	201
Mexico
Corporate Bonds & Notes	0	22,464	0	22,464
Sovereign Issues	0	16,611	0	16,611
Oman
Sovereign Issues	0	1,011	0	1,011
Qatar
Corporate Bonds & Notes	0	1,929	0	1,929
Loan Participations and Assignments	0	0	25,000	25,000
Sovereign Issues	0	28,728	0	28,728
Russia
Corporate Bonds & Notes	0	980	0	980
Saudi Arabia
Corporate Bonds & Notes	0	8,724	0	8,724
Serbia
Sovereign Issues	0	1,267	0	1,267
Singapore
Corporate Bonds & Notes	0	202	0	202
South Africa
Corporate Bonds & Notes	0	8,076	0	8,076
South Korea
Sovereign Issues	0	503	0	503
Supranational
Corporate Bonds & Notes	0	5,710	0	5,710
Thailand
Corporate Bonds & Notes	0	831	0	831
Ukraine
Sovereign Issues	0	421	0	421

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

United States
Asset-Backed Securities	0	274	0	274
Corporate Bonds & Notes	0	5,746	0	5,746
Non-Agency Mortgage-Backed Securities	0	652	0	652
Virgin Islands (British)
Corporate Bonds & Notes	0	1,016	0	1,016
Short-Term Instruments
Repurchase Agreements	0	662	0	662
Argentina Treasury Bills	0	144	79	223
Czech Republic Treasury Bills	0	1,367	0	1,367
Mexico Treasury Bills	0	2,039	0	2,039
U.S. Treasury Bills	0	10,783	0	10,783

	$0	$278,531	$27,800	$306,331
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$215,368	$0	$0	$215,368

Total Investments	$215,368	$278,531	$27,800	$521,699

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	48	0	48
Over the counter	0	8,059	0	8,059

	$0	$8,107	$0	$8,107
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(17,266)	$0	$(17,266)

Total Financial Derivative Instruments	$0	$(9,159)	$0	$(9,159)

Totals	$215,368	$269,372	$27,800	$512,540

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2019:

Category and Subcategory	Beginning Balance at 03/31/2019	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2019 (1)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$2,680	$0	$0	$0	$0	$41	$0	$0	$2,721	$41
Qatar
Loan Participations and Assignments	24,812	7,451	(7,451)	80	(15)	123	0	0	25,000	100
Short-Term Instruments
Argentina Treasury Bills	0	78	0	0	0	1	0	0	79	1
Totals	$27,492	$7,529	$(7,451)	$80	$(15)	$165	$0	$0	$27,800	$142
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
				(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 12/31/2019	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$2,721	Proxy Pricing	Base Price	101.080	-
Qatar
Loan Participations and Assignments	25,000	Third Party Vendor	Broker Quote	100.000	-
Short-Term Instruments
Argentina Treasury Bills	79	Proxy Pricing	Base Price	100.000	-
Total	$27,800

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Emerging Markets Bond Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 104.6% ¤
ANGOLA 0.4%
SOVEREIGN ISSUES 0.4%
Angolan Government International Bond
8.000% due 11/26/2029		$1,800	$1,925
8.250% due 05/09/2028		1,400	1,516
9.125% due 11/26/2049		3,600	3,861
9.500% due 11/12/2025		1,800	2,112
Total Angola (Cost $9,050)			9,414
ARGENTINA 2.7%
SOVEREIGN ISSUES 2.7%
Argentina Government International Bond
3.375% due 01/15/2023	EUR	1,500	768
3.380% due 12/31/2038 þ		17,700	9,226
3.750% due 12/31/2038 þ		$33,500	16,447
4.625% due 01/11/2023		1,040	516
5.250% due 01/15/2028	EUR	200	100
5.875% due 01/11/2028		$7,200	3,405
6.250% due 11/09/2047	EUR	1,160	593
6.625% due 07/06/2028		$2,900	1,382
6.875% due 01/26/2027		7,150	3,577
6.875% due 01/11/2048		15,500	7,474
7.125% due 07/06/2036		10,000	4,859
7.125% due 06/28/2117 (i)		1,200	608
7.500% due 04/22/2026		1,680	878
7.625% due 04/22/2046		3,200	1,619
7.820% due 12/31/2033	EUR	7,417	4,796
Provincia de Buenos Aires
9.950% due 06/09/2021		$1,200	585
10.875% due 01/26/2021		667	465
Provincia de Cordoba 7.125% due 06/10/2021		250	186
Provincia de la Rioja 9.750% due 02/24/2025		1,500	728
Provincia de Neuquen 7.500% due 04/27/2025		1,340	1,028
Total Argentina (Cost $91,793)			59,240
ARMENIA 0.1%
SOVEREIGN ISSUES 0.1%
Republic of Armenia International Bond 3.950% due 09/26/2029		$2,400	2,384
Total Armenia (Cost $2,352)			2,384
AUSTRIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Sappi Papier Holding GmbH 3.125% due 04/15/2026	EUR	1,200	1,344
Total Austria (Cost $1,356)			1,344
AZERBAIJAN 1.6%
CORPORATE BONDS & NOTES 1.5%
Southern Gas Corridor CJSC 6.875% due 03/24/2026		$27,600	32,774
SOVEREIGN ISSUES 0.1%
Azerbaijan Government International Bond 4.750% due 03/18/2024		1,800	1,932

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Total Azerbaijan (Cost $31,057)			34,706
BAHAMAS 0.3%
SOVEREIGN ISSUES 0.3%
Bahamas Government International Bond 6.000% due 11/21/2028		$6,150	6,875
Total Bahamas (Cost $6,185)			6,875
BAHRAIN 0.1%
SOVEREIGN ISSUES 0.1%
Bahrain Government International Bond 5.625% due 09/30/2031		$2,500	2,687
Total Bahrain (Cost $2,653)			2,687
BRAZIL 4.5%
CORPORATE BONDS & NOTES 3.4%
Banco BTG Pactual S.A. 4.500% due 01/10/2025		$1,800	1,827
Banco Votorantim S.A.
4.000% due 09/24/2022		2,600	2,652
4.500% due 09/24/2024		600	618
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		33,930	36,470
CSN Resources S.A. 7.625% due 02/13/2023		300	320
Odebrecht Oil & Gas Finance Ltd.
0.000% due 01/30/2020 (d)(e)		1,719	17
0.000% due 01/31/2020 (d)(e)		8,084	81
Petrobras Global Finance BV
5.093% due 01/15/2030		3,373	3,618
6.850% due 06/05/2115		5,000	5,731
6.875% due 01/20/2040		3,362	3,951
7.250% due 03/17/2044		1,500	1,825
Vale Overseas Ltd.
6.250% due 08/10/2026		5,800	6,819
6.875% due 11/21/2036		3,180	4,145
6.875% due 11/10/2039		3,750	4,897
Vale S.A. 3.750% due 01/10/2023	EUR	900	1,098
			74,069
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		$11,900	11,994
SOVEREIGN ISSUES 0.5%
Brazil Government International Bond
4.750% due 01/14/2050		9,774	9,657
5.000% due 01/27/2045		675	704
			10,361
Total Brazil (Cost $87,365)			96,424
CAYMAN ISLANDS 3.3%
ASSET-BACKED SECURITIES 0.1%
Garanti Diversified Payment Rights Finance Co. 4.684% due 10/09/2021 «●		$2,067	2,071
CORPORATE BONDS & NOTES 3.2%
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (d)		5,050	3,525
China Evergrande Group 8.250% due 03/23/2022		4,400	4,133
CK Hutchison International Ltd. 3.375% due 09/06/2049		4,000	3,910
Country Garden Holdings Co. Ltd. 7.125% due 01/27/2022		500	531
Interoceanica Finance Ltd. 0.000% due 05/15/2030 (d)		6,100	4,853
KSA Sukuk Ltd. 2.969% due 10/29/2029 (i)		16,000	16,090
Lima Metro Line Finance Ltd.
4.350% due 04/05/2036		200	213

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2019 (Unaudited)

5.875% due 07/05/2034	1,045	1,213
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^	5,911	5,899
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(a)	8,773	4,806
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^	3,669	3,614
Sunac China Holdings Ltd.
6.875% due 08/08/2020	1,200	1,214
7.350% due 07/19/2021	600	615
8.625% due 07/27/2020	2,200	2,248
Tencent Holdings Ltd. 3.975% due 04/11/2029 (i)	14,100	15,236
		68,100
Total Cayman Islands (Cost $68,429)		70,171
CHILE 2.4%
CORPORATE BONDS & NOTES 2.4%
Corp. Nacional del Cobre de Chile
3.625% due 08/01/2027	$400	416
4.250% due 07/17/2042	4,600	4,816
4.500% due 09/16/2025	11,500	12,436
4.500% due 08/01/2047	700	766
4.875% due 11/04/2044	4,100	4,696
Empresa Nacional de Telecomunicaciones S.A. 4.875% due 10/30/2024	12,500	13,285
GNL Quintero S.A. 4.634% due 07/31/2029	6,400	6,810
Latam Airlines Pass-Through Trust 4.200% due 08/15/2029	9,142	9,440
Total Chile (Cost $48,820)		52,665
CHINA 1.3%
CORPORATE BONDS & NOTES 1.3%
CNAC HK Finbridge Co. Ltd.
3.500% due 07/19/2022	$1,500	1,526
4.625% due 03/14/2023	2,000	2,105
Industrial & Commercial Bank of China Ltd. 3.538% due 11/08/2027	1,500	1,556
Sinopec Group Overseas Development Ltd.
3.680% due 08/08/2049	2,700	2,768
4.375% due 10/17/2023 (i)	10,000	10,712
4.875% due 05/17/2042	5,710	6,897
Three Gorges Finance Cayman Islands Ltd. 3.150% due 06/02/2026	2,100	2,149
Total China (Cost $26,115)		27,713
COLOMBIA 1.4%
CORPORATE BONDS & NOTES 0.5%
Ecopetrol S.A.
5.875% due 05/28/2045	$3,400	4,019
7.375% due 09/18/2043	5,200	7,051
		11,070
SOVEREIGN ISSUES 0.9%
Colombia Government International Bond
5.000% due 06/15/2045	7,000	8,155
5.200% due 05/15/2049	1,300	1,569
6.125% due 01/18/2041	4,100	5,319
7.375% due 09/18/2037	3,325	4,733
		19,776
Total Colombia (Cost $24,634)		30,846
COSTA RICA 0.5%
SOVEREIGN ISSUES 0.5%
Costa Rica Government International Bond
5.625% due 04/30/2043	$9,100	8,471
6.125% due 02/19/2031	2,400	2,557
7.158% due 03/12/2045	200	214

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Total Costa Rica (Cost $11,226)			11,242
DOMINICAN REPUBLIC 2.7%
SOVEREIGN ISSUES 2.7%
Dominican Republic International Bond
5.500% due 01/27/2025		$10,300	11,116
5.875% due 04/18/2024		1,500	1,613
5.950% due 01/25/2027		9,700	10,735
6.000% due 07/19/2028		11,350	12,645
6.400% due 06/05/2049		6,500	7,148
6.500% due 02/15/2048		3,600	3,981
6.850% due 01/27/2045		1,600	1,831
6.875% due 01/29/2026		2,700	3,089
7.500% due 05/06/2021		1,467	1,525
10.750% due 08/11/2028	DOP	214,900	4,203
10.875% due 01/14/2026		33,400	659
Total Dominican Republic (Cost $54,269)			58,545
ECUADOR 1.2%
SOVEREIGN ISSUES 1.2%
Ecuador Government International Bond
7.875% due 01/23/2028		$8,400	7,489
8.750% due 06/02/2023		500	494
8.875% due 10/23/2027		200	184
9.500% due 03/27/2030		3,700	3,461
9.625% due 06/02/2027		1,600	1,513
10.750% due 01/31/2029		12,800	12,516
Total Ecuador (Cost $27,645)			25,657
EGYPT 2.4%
SOVEREIGN ISSUES 2.4%
Egypt Government International Bond
4.750% due 04/11/2025	EUR	3,900	4,617
5.577% due 02/21/2023		$6,000	6,289
6.125% due 01/31/2022		11,600	12,099
6.375% due 04/11/2031	EUR	2,900	3,489
7.053% due 01/15/2032		$3,000	3,150
7.500% due 01/31/2027		2,500	2,793
7.600% due 03/01/2029		6,200	6,797
7.903% due 02/21/2048		2,800	2,947
8.500% due 01/31/2047		7,500	8,351
8.700% due 03/01/2049		1,700	1,906
Total Egypt (Cost $49,819)			52,438
EL SALVADOR 0.6%
SOVEREIGN ISSUES 0.6%
El Salvador Government International Bond
5.875% due 01/30/2025		$1,970	2,082
7.125% due 01/20/2050		4,350	4,645
7.625% due 09/21/2034		3,070	3,405
7.750% due 01/24/2023		500	550
8.250% due 04/10/2032		1,510	1,803
Total El Salvador (Cost $11,537)			12,485
GABON 0.1%
SOVEREIGN ISSUES 0.1%
Gabon Government International Bond 6.375% due 12/12/2024		$1,804	1,888
Total Gabon (Cost $1,786)			1,888
GERMANY 0.5%
CORPORATE BONDS & NOTES 0.5%
Deutsche Bank AG
3.094% (US0003M + 1.190%) due 11/16/2022 ~		$2,200	2,183
3.700% due 05/30/2024		3,500	3,552
3.950% due 02/27/2023		5,600	5,743

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Total Germany (Cost $10,674)			11,478
GHANA 1.3%
SOVEREIGN ISSUES 1.3%
Ghana Government International Bond
7.875% due 08/07/2023		$4,100	4,513
7.875% due 03/26/2027		4,800	5,057
8.125% due 03/26/2032		8,800	8,988
8.950% due 03/26/2051		9,100	9,336
Total Ghana (Cost $26,899)			27,894
GUATEMALA 1.3%
SOVEREIGN ISSUES 1.3%
Guatemala Government International Bond
4.375% due 06/05/2027		$3,300	3,425
4.500% due 05/03/2026		400	421
4.875% due 02/13/2028		400	427
4.900% due 06/01/2030		3,000	3,219
5.750% due 06/06/2022		12,300	13,150
6.125% due 06/01/2050		5,400	6,383
Total Guatemala (Cost $24,659)			27,025
HONG KONG 0.7%
CORPORATE BONDS & NOTES 0.7%
CNOOC Nexen Finance ULC 4.250% due 04/30/2024		$7,700	8,240
Nexen, Inc.
6.400% due 05/15/2037 (i)		1,130	1,554
7.500% due 07/30/2039		3,370	5,270
Total Hong Kong (Cost $13,438)			15,064
INDIA 0.7%
CORPORATE BONDS & NOTES 0.2%
Adani Transmission Ltd. 4.250% due 05/21/2036		$1,600	1,621
Delhi International Airport Ltd. 6.450% due 06/04/2029		1,600	1,720
			3,341
SOVEREIGN ISSUES 0.5%
Export-Import Bank of India 3.375% due 08/05/2026		9,800	9,981
Total India (Cost $13,063)			13,322
INDONESIA 7.2%
CORPORATE BONDS & NOTES 3.3%
Indonesia Asahan Aluminium Persero PT 5.710% due 11/15/2023		$11,300	12,480
Pelabuhan Indonesia Persero PT 4.500% due 05/02/2023		6,000	6,346
Pelabuhan Indonesia PT
4.250% due 05/05/2025		5,900	6,271
5.375% due 05/05/2045		2,000	2,307
Pertamina Persero PT
5.625% due 05/20/2043		1,000	1,170
6.000% due 05/03/2042		21,158	25,897
6.450% due 05/30/2044		6,400	8,249
Perusahaan Listrik Negara PT
4.125% due 05/15/2027		1,000	1,057
4.375% due 02/05/2050		3,000	3,043
5.375% due 01/25/2029		4,300	4,964
			71,784
SOVEREIGN ISSUES 3.9%
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	1,700	2,048
3.750% due 04/25/2022		$200	207
4.450% due 02/11/2024		7,600	8,194
4.625% due 04/15/2043		400	449
5.125% due 01/15/2045		5,000	5,969

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2019 (Unaudited)

5.250% due 01/08/2047		2,000	2,464
5.375% due 10/17/2023		3,000	3,324
6.625% due 02/17/2037		2,560	3,481
6.750% due 01/15/2044		16,100	23,060
7.750% due 01/17/2038		6,225	9,368
8.500% due 10/12/2035		2,400	3,781
Perusahaan Penerbit SBSN Indonesia
4.400% due 03/01/2028		1,700	1,858
4.450% due 02/20/2029		12,500	13,819
4.550% due 03/29/2026		5,000	5,479
			83,501
Total Indonesia (Cost $133,020)			155,285
IRELAND 0.7%
CORPORATE BONDS & NOTES 0.7%
Alfa Bank AO Via Alfa Bond Issuance PLC 9.500% due 02/18/2025 ●(f)		$800	810
Russian Railways via RZD Capital PLC 7.487% due 03/25/2031	GBP	1,000	1,783
Vnesheconombank Via VEB Finance PLC
6.025% due 07/05/2022		$7,000	7,546
6.800% due 11/22/2025		4,000	4,781
Total Ireland (Cost $13,703)			14,920
ISRAEL 0.3%
CORPORATE BONDS & NOTES 0.3%
Israel Electric Corp. Ltd. 4.250% due 08/14/2028		$5,600	6,113
Total Israel (Cost $5,557)			6,113
IVORY COAST 0.3%
SOVEREIGN ISSUES 0.3%
Ivory Coast Government International Bond 5.250% due 03/22/2030	EUR	5,450	6,246
Total Ivory Coast (Cost $6,214)			6,246
JERSEY, CHANNEL ISLANDS 0.1%
ASSET-BACKED SECURITIES 0.1%
ARTS Ltd. 3.674% due 09/15/2021 «●		$1,831	1,816
Total Jersey, Channel Islands (Cost $1,812)			1,816
JORDAN 0.4%
SOVEREIGN ISSUES 0.4%
Jordan Government International Bond
5.750% due 01/31/2027		$5,800	6,134
6.125% due 01/29/2026		1,900	2,039
7.375% due 10/10/2047		800	855
Total Jordan (Cost $8,496)			9,028
KAZAKHSTAN 0.8%
CORPORATE BONDS & NOTES 0.2%
KazMunayGas National Co. JSC
4.750% due 04/19/2027		$4,200	4,623
5.750% due 04/19/2047		300	359
			4,982
SOVEREIGN ISSUES 0.6%
Kazakhstan Government International Bond
2.375% due 11/09/2028	EUR	2,100	2,674
4.875% due 10/14/2044		$5,700	7,057

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2019 (Unaudited)

6.500% due 07/21/2045	1,600	2,365
		12,096
Total Kazakhstan (Cost $13,966)		17,078
KENYA 0.7%
SOVEREIGN ISSUES 0.7%
Kenya Government International Bond
6.875% due 06/24/2024	$10,864	11,786
7.250% due 02/28/2028	2,300	2,507
Total Kenya (Cost $13,555)		14,293
LUXEMBOURG 3.2%
CORPORATE BONDS & NOTES 3.2%
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 «(a)	$5,894	2,451
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	8,320	8,674
6.000% due 11/27/2023	7,700	8,609
Gazprom OAO Via Gaz Capital S.A.
4.950% due 07/19/2022	2,300	2,437
4.950% due 02/06/2028	5,000	5,586
5.150% due 02/11/2026	13,200	14,716
6.510% due 03/07/2022	15,113	16,431
8.625% due 04/28/2034	1,100	1,655
QGOG Constellation S.A. 9.000% due 11/09/2024 «	2,919	0
Sberbank of Russia Via SB Capital S.A.
5.125% due 10/29/2022	3,300	3,500
5.250% due 05/23/2023 (f)	400	429
Unigel Luxembourg S.A. 8.750% due 10/01/2026	4,500	4,595
Total Luxembourg (Cost $65,032)		69,083
MALAYSIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd. 4.500% due 03/18/2045	$900	1,088
Total Malaysia (Cost $890)		1,088
MARSHALL ISLANDS 0.0%
CORPORATE BONDS & NOTES 0.0%
Nakilat, Inc. 6.267% due 12/31/2033	$378	452
Total Marshall Islands (Cost $452)		452
MAURITIUS 0.3%
CORPORATE BONDS & NOTES 0.3%
Greenko Solar Mauritius Ltd. 5.950% due 07/29/2026	$5,600	5,661
Total Mauritius (Cost $5,598)		5,661
MEXICO 7.8%
	SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. «	93,349	0
Urbi Desarrollos Urbanos S.A.B. de C.V. (c)	93,450	5
		5
	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 5.3%
Banco Mercantil del Norte S.A. 7.500% due 06/27/2029 ●(e)(f)	$900	962

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2019 (Unaudited)

BBVA Bancomer S.A. 6.750% due 09/30/2022		1,000	1,091
Cibanco S.A. Ibm 4.962% due 07/18/2029		2,700	2,794
Corp. GEO S.A.B. de C.V. 9.250% due 06/30/2020 ^«(b)		900	0
Minera Mexico S.A. de C.V. 4.500% due 01/26/2050		4,700	4,798
Petroleos Mexicanos
5.350% due 02/12/2028		10,500	10,477
5.625% due 01/23/2046		270	242
6.350% due 02/12/2048		33,467	32,411
6.490% due 01/23/2027		16,262	17,313
6.500% due 03/13/2027		2,100	2,236
6.625% due 06/15/2035		975	1,002
6.750% due 09/21/2047		5,500	5,529
6.840% due 01/23/2030		6,521	6,965
7.690% due 01/23/2050		19,861	21,743
Trust F/1401
4.869% due 01/15/2030		3,300	3,480
6.390% due 01/15/2050		3,400	3,667
			114,710
SOVEREIGN ISSUES 2.5%
Mexico Government International Bond
4.000% due 03/15/2115	EUR	9,050	11,433
4.150% due 03/28/2027		$1,826	1,959
4.500% due 04/22/2029		4,300	4,721
4.500% due 01/31/2050		2,767	2,997
4.600% due 01/23/2046		9,412	10,244
5.750% due 10/12/2110		18,750	22,246
			53,600
Total Mexico (Cost $169,038)			168,315
MONGOLIA 0.4%
SOVEREIGN ISSUES 0.4%
Mongolia Government International Bond
5.125% due 12/05/2022		$7,030	7,213
5.625% due 05/01/2023		1,400	1,444
Total Mongolia (Cost $8,232)			8,657
MOROCCO 0.1%
CORPORATE BONDS & NOTES 0.1%
OCP S.A. 5.625% due 04/25/2024		$2,500	2,771
Total Morocco (Cost $2,569)			2,771
NAMIBIA 0.1%
SOVEREIGN ISSUES 0.1%
Namibia Government International Bond 5.250% due 10/29/2025		$2,300	2,395
Total Namibia (Cost $2,241)			2,395
NETHERLANDS 0.7%
ASSET-BACKED SECURITIES 0.0%
Penta CLO BV 0.790% due 08/04/2028 ●	EUR	230	258
CORPORATE BONDS & NOTES 0.7%
InterCement Financial Operations BV 5.750% due 07/17/2024		$2,000	1,661
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/2042		1,200	1,614
Metinvest BV
7.750% due 04/23/2023		605	639
7.750% due 10/17/2029		4,750	4,874
8.500% due 04/23/2026		2,800	3,024
Mong Duong Finance Holdings BV 5.125% due 05/07/2029		2,850	2,922

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Syngenta Finance NV 4.441% due 04/24/2023	300	313
		15,047
Total Netherlands (Cost $14,743)		15,305
NIGERIA 1.7%
SOVEREIGN ISSUES 1.7%
Nigeria Government International Bond
5.625% due 06/27/2022	$2,000	2,085
6.375% due 07/12/2023	1,000	1,071
6.500% due 11/28/2027	13,500	13,822
7.143% due 02/23/2030	8,000	8,172
7.625% due 11/21/2025	1,800	1,992
7.875% due 02/16/2032	9,300	9,677
8.747% due 01/21/2031	700	775
Total Nigeria (Cost $36,247)		37,594
OMAN 3.1%
CORPORATE BONDS & NOTES 0.5%
Oman Sovereign Sukuk SAOC
4.397% due 06/01/2024	$1,000	1,016
5.932% due 10/31/2025	9,300	10,111
		11,127
SOVEREIGN ISSUES 2.6%
Oman Government International Bond
3.625% due 06/15/2021	300	302
4.875% due 02/01/2025	5,100	5,287
5.375% due 03/08/2027	7,900	8,158
5.625% due 01/17/2028	9,300	9,643
6.000% due 08/01/2029	27,700	28,999
6.500% due 03/08/2047	3,900	3,870
		56,259
Total Oman (Cost $64,037)		67,386
PAKISTAN 0.3%
CORPORATE BONDS & NOTES 0.2%
Third Pakistan International Sukuk Co. Ltd.
5.500% due 10/13/2021	$2,400	2,458
5.625% due 12/05/2022	1,100	1,131
		3,589
SOVEREIGN ISSUES 0.1%
Pakistan Government International Bond 6.875% due 12/05/2027	2,500	2,611
Total Pakistan (Cost $5,882)		6,200
PANAMA 0.9%
CORPORATE BONDS & NOTES 0.3%
Aeropuerto Internacional de Tocumen S.A. 6.000% due 11/18/2048	$4,900	6,087
ENA Norte Trust 4.950% due 04/25/2028	1,123	1,163
		7,250
SOVEREIGN ISSUES 0.6%
Panama Government International Bond
4.300% due 04/29/2053	1,700	1,982
4.500% due 05/15/2047	2,800	3,338
6.700% due 01/26/2036	2,000	2,809
8.125% due 04/28/2034	2,860	4,186

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2019 (Unaudited)

9.375% due 01/16/2023		900	1,097
			13,412
Total Panama (Cost $17,843)			20,662
PARAGUAY 0.3%
SOVEREIGN ISSUES 0.3%
Paraguay Government International Bond 6.100% due 08/11/2044		$5,700	7,011
Total Paraguay (Cost $5,700)			7,011
PERU 1.3%
CORPORATE BONDS & NOTES 0.5%
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	14,500	4,421
Petroleos del Peru S.A.
4.750% due 06/19/2032		$800	878
5.625% due 06/19/2047		3,800	4,430
			9,729
SOVEREIGN ISSUES 0.8%
Fondo MIVIVIENDA S.A. 3.500% due 01/31/2023		7,700	7,886
Peru Government International Bond 5.350% due 08/12/2040	PEN	29,500	9,016
			16,902
Total Peru (Cost $25,195)			26,631
QATAR 2.3%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
State Of Qatar 2.721% - 2.996% (LIBOR03M + 0.800%) due 12/21/2020 «~		$7,200	7,200
State of Qatar 2.996% (LIBOR03M + 0.800%) due 12/21/2020 «~		4,400	4,400
			11,600
SOVEREIGN ISSUES 1.8%
Qatar Government International Bond
3.375% due 03/14/2024		6,000	6,288
4.000% due 03/14/2029 (i)		12,000	13,416
4.817% due 03/14/2049 (i)		12,000	14,885
5.103% due 04/23/2048		3,200	4,119
			38,708
Total Qatar (Cost $44,702)			50,308
ROMANIA 0.9%
SOVEREIGN ISSUES 0.9%
Romania Government International Bond
2.000% due 12/08/2026	EUR	4,500	5,418
2.124% due 07/16/2031		10,950	12,569
2.875% due 05/26/2028		100	127
3.500% due 04/03/2034		400	506
Total Romania (Cost $18,111)			18,620
RUSSIA 5.1%
CORPORATE BONDS & NOTES 0.2%
SCF Capital Designated Activity Co. 5.375% due 06/16/2023		$4,000	4,306
SOVEREIGN ISSUES 4.9%
Russia Government International Bond
2.875% due 12/04/2025	EUR	1,800	2,300
4.250% due 06/23/2027		$2,400	2,625
4.375% due 03/21/2029		8,800	9,801
4.750% due 05/27/2026		6,800	7,601
5.100% due 03/28/2035		17,600	21,116
5.625% due 04/04/2042		3,600	4,719
7.250% due 05/10/2034	RUB	690,400	11,986
7.650% due 04/10/2030		904,600	16,084

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2019 (Unaudited)

7.700% due 03/23/2033		1,478,800	26,605
12.750% due 06/24/2028		$1,525	2,633
			105,470
Total Russia (Cost $99,353)			109,776
SAUDI ARABIA 1.2%
CORPORATE BONDS & NOTES 0.0%
Saudi Arabian Oil Co.
2.875% due 04/16/2024		$300	305
4.375% due 04/16/2049		200	218
			523
SOVEREIGN ISSUES 1.2%
Saudi Government International Bond
2.875% due 03/04/2023		200	204
4.375% due 04/16/2029		5,800	6,517
4.500% due 04/17/2030		4,500	5,119
4.500% due 10/26/2046		12,200	13,540
			25,380
Total Saudi Arabia (Cost $24,675)			25,903
SENEGAL 1.0%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Republic of Senegal 2.500% (EUR003M + 2.500%) due 03/03/2020 «~	EUR	7,500	8,442
SOVEREIGN ISSUES 0.6%
Senegal Government International Bond
4.750% due 03/13/2028		2,500	2,963
6.250% due 05/23/2033		$2,300	2,425
6.750% due 03/13/2048		1,600	1,614
8.750% due 05/13/2021		4,800	5,214
			12,216
Total Senegal (Cost $20,135)			20,658
SERBIA 0.9%
SOVEREIGN ISSUES 0.9%
Serbia Government International Bond 1.500% due 06/26/2029	EUR	16,400	18,750
Total Serbia (Cost $18,358)			18,750
SINGAPORE 0.0%
CORPORATE BONDS & NOTES 0.0%
BOC Aviation Ltd. 2.375% due 09/15/2021		$210	209
Total Singapore (Cost $209)			209
SOUTH AFRICA 3.5%
CORPORATE BONDS & NOTES 1.7%
AngloGold Ashanti Holdings PLC 6.500% due 04/15/2040		$1,300	1,472
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021		6,950	6,980
6.350% due 08/10/2028		3,100	3,331
6.750% due 08/06/2023		5,900	6,032
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		3,700	3,978
Sasol Financing USA LLC
5.875% due 03/27/2024		8,300	8,986
6.500% due 09/27/2028		5,100	5,671
			36,450
SOVEREIGN ISSUES 1.8%
South Africa Government International Bond
4.300% due 10/12/2028		200	197
4.850% due 09/27/2027		500	518
4.850% due 09/30/2029		9,600	9,624
4.875% due 04/14/2026		1,500	1,564

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2019 (Unaudited)

5.375% due 07/24/2044		200	191
5.750% due 09/30/2049		11,400	11,125
5.875% due 06/22/2030		15,000	16,252
			39,471
Total South Africa (Cost $73,038)			75,921
SRI LANKA 1.0%
SOVEREIGN ISSUES 1.0%
Sri Lanka Government International Bond
5.750% due 01/18/2022		$4,600	4,622
5.875% due 07/25/2022		1,900	1,905
6.125% due 06/03/2025		3,100	3,021
6.200% due 05/11/2027		3,800	3,572
6.250% due 10/04/2020		600	610
6.250% due 07/27/2021		1,000	1,018
6.825% due 07/18/2026		500	495
6.850% due 11/03/2025		4,100	4,120
7.850% due 03/14/2029		2,600	2,645
Total Sri Lanka (Cost $21,955)			22,008
TANZANIA 0.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
The Ministry of Finance and Planning, Government of the United Republic of Tanzania 7.116% (LIBOR03M + 5.200%) due 06/23/2022 «~		$4,571	4,594
SOVEREIGN ISSUES 0.0%
Tanzania Government International Bond 7.989% (US0006M + 6.000%) due 03/09/2020 ~		1,000	1,012
Total Tanzania (Cost $5,558)			5,606
THAILAND 0.5%
CORPORATE BONDS & NOTES 0.5%
Bangkok Bank PCL 3.733% due 09/25/2034 ●(f)		$7,400	7,502
PTTEP Treasury Center Co. Ltd. 3.903% due 12/06/2059		1,900	1,897
Thaioil Treasury Center Co. Ltd.
3.500% due 10/17/2049		600	569
5.375% due 11/20/2048		1,000	1,271
Total Thailand (Cost $10,866)			11,239
TRINIDAD AND TOBAGO 0.0%
CORPORATE BONDS & NOTES 0.0%
Trinidad Petroleum Holdings Ltd. 6.000% due 05/08/2022		$1,060	1,072
SOVEREIGN ISSUES 0.0%
Trinidad & Tobago Government International Bond 4.500% due 08/04/2026		600	640
Total Trinidad and Tobago (Cost $1,652)			1,712
TUNISIA 0.1%
SOVEREIGN ISSUES 0.1%
Banque Centrale de Tunisie International Bond 3.280% due 08/09/2027	JPY	200,000	1,511
Total Tunisia (Cost $1,770)			1,511
TURKEY 6.5%
CORPORATE BONDS & NOTES 1.0%
Hazine Mustesarligi Varlik Kiralama A/S
5.004% due 04/06/2023		$1,200	1,217
5.800% due 02/21/2022		15,500	16,014
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		2,084	1,964

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Turkiye Is Bankasi A/S 6.125% due 04/25/2024		1,800	1,802
			20,997
SOVEREIGN ISSUES 5.5%
Export-Credit Bank of Turkey
4.250% due 09/18/2022		3,000	2,943
5.375% due 02/08/2021		1,500	1,526
5.375% due 10/24/2023		2,800	2,792
8.250% due 01/24/2024		6,400	6,976
Turkey Government International Bond
5.125% due 02/17/2028		12,200	11,705
5.750% due 05/11/2047		6,100	5,420
6.000% due 03/25/2027		14,500	14,730
6.000% due 01/14/2041		14,580	13,632
6.125% due 10/24/2028		5,300	5,378
6.350% due 08/10/2024		15,400	16,127
6.750% due 05/30/2040		13,900	14,039
6.875% due 03/17/2036		3,900	4,035
7.250% due 12/23/2023		12,100	13,124
7.250% due 03/05/2038		1,000	1,066
7.625% due 04/26/2029		3,750	4,152
			117,645
Total Turkey (Cost $142,715)			138,642
UKRAINE 3.7%
SOVEREIGN ISSUES 3.7%
Ukraine Government International Bond
0.000% due 05/31/2040 ~		$12,800	12,272
6.750% due 06/20/2026	EUR	2,000	2,524
7.375% due 09/25/2032		$4,000	4,276
7.750% due 09/01/2020		9,204	9,488
7.750% due 09/01/2021		18,650	19,775
7.750% due 09/01/2022		18,600	20,111
7.750% due 09/01/2023		4,800	5,224
7.750% due 09/01/2024		6,200	6,785
Total Ukraine (Cost $72,526)			80,455
UNITED ARAB EMIRATES 0.3%
CORPORATE BONDS & NOTES 0.3%
DP World PLC 6.850% due 07/02/2037		$4,300	5,673
Total United Arab Emirates (Cost $4,677)			5,673
UNITED KINGDOM 0.2%
CORPORATE BONDS & NOTES 0.2%
Barclays Bank PLC
7.625% due 11/21/2022 (f)		$700	787
10.000% due 05/21/2021	GBP	600	885
NatWest Markets PLC 1.000% due 05/28/2024	EUR	600	687
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023		$700	734
4.269% due 03/22/2025 ●		300	319
4.800% due 04/05/2026		300	333
State Savings Bank of Ukraine Via SSB PLC 9.375% due 03/10/2023 þ		280	295
Ukreximbank Via Biz Finance PLC 9.625% due 04/27/2022		208	219
Total United Kingdom (Cost $4,167)			4,259
UNITED STATES 12.5%
ASSET-BACKED SECURITIES 1.2%
Aames Mortgage Investment Trust 2.272% due 04/25/2036 ●		$821	781
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.842% due 11/25/2034 ●		193	193
Argent Securities Trust 1.942% due 07/25/2036 ●		952	828
Countrywide Asset-Backed Certificates Trust
2.032% due 02/25/2037 ●		5,700	5,505
2.542% due 11/25/2035 ●		2,400	2,398
Credit-Based Asset Servicing & Securitization Trust 3.485% due 01/25/2037 ^þ		8,238	4,146

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2019 (Unaudited)

CSAB Mortgage-Backed Trust
5.720% due 09/25/2036 ^þ	206	110
6.172% due 06/25/2036 ^þ	315	145
GSAA Home Equity Trust 6.002% due 11/25/2036 þ	1,443	847
Home Equity Asset Trust 3.142% due 02/25/2033 ●	158	158
MASTR Asset-Backed Securities Trust 2.492% due 09/25/2034 ●	244	238
Morgan Stanley ABS Capital, Inc. Trust
2.557% due 01/25/2035 ●	23	23
2.587% due 03/25/2034 ●	4,040	4,010
Morgan Stanley Mortgage Loan Trust
2.152% due 04/25/2037 ●	310	144
6.000% due 02/25/2037 ^~	96	75
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 1.942% due 07/25/2036 ●	662	640
Option One Mortgage Loan Trust
2.012% due 04/25/2037 ●	782	603
2.012% due 05/25/2037 ●	321	235
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 2.312% due 09/25/2035 ●	1,600	1,454
RAAC Trust 2.058% due 02/25/2046 ●	635	622
Saxon Asset Securities Trust 2.102% due 09/25/2037 ●	602	581
Soundview Home Loan Trust
2.142% due 03/25/2036 ●	1,300	1,277
2.692% due 10/25/2037 ●	1,046	898
Vericrest Opportunity Loan Transferee LLC 3.125% due 09/25/2047 þ	460	462
		26,373
CORPORATE BONDS & NOTES 1.5%
CIMIC Group Ltd. 0.000% due 03/24/2020 (g)	7,800	7,728
Ford Motor Credit Co. LLC 3.550% due 10/07/2022	2,100	2,131
General Electric Co. 3.450% due 05/15/2024	100	104
QGOG Constellation S.A. 9.000% due 11/09/2024 «	2,213	0
Rio Oil Finance Trust
8.200% due 04/06/2028	5,300	6,137
9.250% due 07/06/2024	8,681	9,748
9.750% due 01/06/2027	3,944	4,674
Rutas 2 and 7 Finance Ltd. 0.000% due 09/30/2036 (d)	3,700	2,408
		32,930
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
PG&E Corp.
2.250% due 12/31/2020 «µ	700	702
2.250% - 3.970% (LIBOR03M + 2.250%) due 12/31/2020 «~	2,100	2,108
		2,810
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.3%
Adjustable Rate Mortgage Trust 4.142% due 11/25/2035 ^~	127	116
Banc of America Funding Trust
4.061% due 11/20/2035 ^~	159	154
5.888% due 04/25/2037 ^þ	168	167
BCAP LLC Trust 3.672% due 05/26/2037 ~	3,478	3,140
Bear Stearns Adjustable Rate Mortgage Trust
3.851% due 01/25/2035 ~	11	11
4.065% due 02/25/2036 ^~	74	73
Citigroup Mortgage Loan Trust 4.130% due 07/25/2046 ^~	71	66
Citigroup Mortgage Loan Trust, Inc. 4.200% due 09/25/2035 ●	116	115
CitiMortgage Alternative Loan Trust 2.442% due 10/25/2036 ●	951	779
Civic Mortgage LLC 4.349% due 11/25/2022 þ	281	281
Countrywide Alternative Loan Trust
1.962% due 01/25/2037 ^●	35	34
2.112% due 11/25/2035 ●	133	123
2.142% due 05/25/2036 ^●	664	390
5.750% due 03/25/2037 ^●	129	110
6.250% due 11/25/2036 ^	92	84

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Countrywide Home Loan Mortgage Pass-Through Trust
3.621% due 02/25/2047 ^~	81	75
3.656% due 03/25/2037 ^~	82	77
3.794% due 09/25/2047 ^~	43	41
3.827% due 04/20/2036 ^~	53	49
Credit Suisse Mortgage Capital Certificates 2.323% due 11/30/2037 ~	700	637
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~	856	758
Credit Suisse Mortgage Capital Trust 3.319% due 10/27/2059 ~	398	398
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
3.537% due 10/25/2035 ~	43	39
5.000% due 03/24/2049	3	3
5.500% due 12/25/2035 ^	164	159
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.869% due 10/25/2036 ^þ	109	104
5.886% due 10/25/2036 ^þ	109	104
GSMPS Mortgage Loan Trust 2.142% due 01/25/2036 ●	197	172
HarborView Mortgage Loan Trust 4.446% due 08/19/2036 ^~	18	17
Impac CMB Trust 2.432% due 03/25/2035 ●	183	181
IndyMac Mortgage Loan Trust
1.972% due 02/25/2037 ●	679	629
2.092% due 06/25/2037 ^●	140	89
3.571% due 10/25/2035 ~	107	97
3.659% due 11/25/2037 ~	1,124	1,107
3.689% due 06/25/2036 ~	122	120
3.882% due 08/25/2036 ~	189	183
JPMorgan Mortgage Trust
3.972% due 11/25/2035 ^~	64	60
4.278% due 04/25/2035 ~	24	24
4.458% due 08/25/2035 ~	130	133
JPMorgan Resecuritization Trust 2.500% due 03/25/2056	341	332
Lehman XS Trust
1.982% due 09/25/2046 ●	2,663	2,656
2.042% due 08/25/2037 ●	7,182	7,153
Luminent Mortgage Trust 2.152% due 12/25/2036 ^●	58	55
MASTR Alternative Loan Trust 2.192% due 03/25/2036 ^●	132	20
Residential Accredit Loans, Inc. Trust
6.000% due 09/25/2036	1,683	1,517
6.500% due 07/25/2037 ^	483	459
Sequoia Mortgage Trust 3.278% due 01/20/2047 ^~	51	41
Structured Adjustable Rate Mortgage Loan Trust
3.407% due 10/25/2037 ^●	103	102
3.584% due 11/25/2035 ^~	66	62
3.715% due 09/25/2036 ^~	263	217
4.397% due 05/25/2036 ^~	177	171
SunTrust Adjustable Rate Mortgage Loan Trust 4.186% due 10/25/2037 ^~	885	860
TBW Mortgage-Backed Trust 5.970% due 09/25/2036 ^þ	568	42
WaMu Mortgage Pass-Through Certificates Trust
2.162% due 05/25/2034 ●	110	101
3.375% due 01/25/2037 ^~	124	120
3.444% due 05/25/2037 ^~	143	121
3.501% due 04/25/2037 ^~	75	69
3.804% due 12/25/2036 ^~	238	239
4.236% due 03/25/2036 ~	1,869	1,833
Wells Fargo Mortgage-Backed Securities Trust 4.638% due 10/25/2036 ~	430	414
		27,483
U.S. GOVERNMENT AGENCIES 6.9%
Israel Government AID Bond 5.500% due 04/26/2024	100	115
Uniform Mortgage-Backed Security 4.000% due 03/01/2049	25,073	26,096
Uniform Mortgage-Backed Security, TBA
2.500% due 02/01/2050	23,200	22,915
3.500% due 02/01/2050	49,200	50,577
4.000% due 02/01/2050	46,000	47,857
		147,560
U.S. TREASURY OBLIGATIONS 1.5%
U.S. Treasury Notes
1.375% due 04/30/2021 (k)(m)	33,500	33,397

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Total United States (Cost $266,844)		270,553
URUGUAY 1.2%
SOVEREIGN ISSUES 1.2%
Uruguay Government International Bond
4.375% due 01/23/2031	$1,953	2,188
4.975% due 04/20/2055	5,800	6,854
5.100% due 06/18/2050	6,100	7,339
7.875% due 01/15/2033	6,550	9,745
Total Uruguay (Cost $22,030)		26,126
VENEZUELA 0.7%
CORPORATE BONDS & NOTES 0.3%
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(b)	$51,899	4,282
5.500% due 04/12/2037 ^(b)	19,263	1,589
6.000% due 05/16/2024 ^(b)	2,800	231
		6,102
SOVEREIGN ISSUES 0.4%
Venezuela Government International Bond
6.000% due 12/09/2020 ^(b)	120	14
7.000% due 03/31/2038 ^(b)	19,240	2,309
7.650% due 04/21/2025 ^(b)	10,109	1,213
8.250% due 10/13/2024 ^(b)	21,739	2,609
9.000% due 05/07/2023 ^(b)	2,521	302
9.250% due 09/15/2027 ^(b)	7,540	905
9.250% due 05/07/2028 ^(b)	3,027	363
11.950% due 08/05/2031 ^(b)	6,580	790
		8,505
Total Venezuela (Cost $85,503)		14,607
VIETNAM 0.1%
SOVEREIGN ISSUES 0.1%
Vietnam Government International Bond 5.500% due 03/12/2028	$1,533	1,518
Total Vietnam (Cost $1,403)		1,518
VIRGIN ISLANDS (BRITISH) 0.1%
CORPORATE BONDS & NOTES 0.1%
Gold Fields Orogen Holdings BVI Ltd.
4.875% due 10/07/2020	$1,341	1,363
5.125% due 05/15/2024	200	214
Total Virgin Islands (British) (Cost $1,534)		1,577
ZAMBIA 0.3%
SOVEREIGN ISSUES 0.3%
Zambia Government International Bond
5.375% due 09/20/2022	$2,650	1,814
8.500% due 04/14/2024	3,200	2,218
8.970% due 07/30/2027	2,700	1,870
Total Zambia (Cost $5,949)		5,902
SHORT-TERM INSTRUMENTS 1.3%
REPURCHASE AGREEMENTS (h) 1.0%		20,726
SHORT-TERM NOTES 0.3%
ING Bank NV 0.000% due 07/09/2020 (d)	$4,000	3,918

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Nigeria Open Market Operation Bills 0.010% due 02/13/2020	NGN	665,200	1,812
			5,730
Total Short-Term Instruments (Cost $26,428)			26,456
Total Investments in Securities (Cost $2,239,004)			2,253,486
		SHARES
INVESTMENTS IN AFFILIATES 4.4%
SHORT-TERM INSTRUMENTS 4.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%
PIMCO Short-Term Floating NAV Portfolio III		9,571,516	94,691
Total Short-Term Instruments (Cost $94,673)			94,691
Total Investments in Affiliates (Cost $94,673)			94,691
Total Investments 109.0% (Cost $2,333,677)			$2,348,177
Financial Derivative Instruments (j)(l) 0.2%(Cost or Premiums, net $(6,146))			3,422
Other Assets and Liabilities, net (9.2)%			(197,817)
Net Assets 100.0%			$2,153,782

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CIMIC Group Ltd.	0.000%	03/24/2020	09/27/2019	$7,724	$7,728	0.36%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	1.550%	12/30/2019	01/06/2020	$15,505	U.S. Treasury Bonds 3.375% due 11/15/2048	$(9,968)	$15,505	$15,507
					U.S. Treasury Notes 2.375% due 02/29/2024	(5,531)
FICC	1.250	12/31/2019	01/02/2020	5,221	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	(5,330)	5,221	5,221
Total Repurchase Agreements						$(20,829)	$20,726	$20,728

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BPS	2.120%	12/11/2019	01/08/2020	$(23,718)	$(23,749)
BRC	0.000	11/13/2019	TBD(3)	(472)	(472)
FOB	2.150	12/13/2019	01/10/2020	(29,081)	(29,116)
JML	2.350	11/20/2019	01/17/2020	(21,094)	(21,153)
Total Reverse Repurchase Agreements					$(74,490)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)
United States (1.2)%
U.S. Treasury Obligations (1.2)%
U.S. Treasury Bonds	3.375%	11/15/2048	$8,238	$(10,090)	$(9,968)
U.S. Treasury Notes	2.375	02/29/2024	5,340	(5,488)	(5,532)
U.S. Treasury Notes	2.625	02/15/2029	10,100	(10,701)	(10,802)
Total Short Sales (1.2)%				$(26,279)	$(26,302)
(i)	Securities with an aggregate market value of $80,240 have been pledged as collateral under the terms of master agreements as of December 31, 2019.

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2019 (Unaudited)

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(21,224) at a weighted average interest rate of 2.120%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $184 of accrued interest.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2020	328	$38,904	$(121)	$0	$(8)
U.S. Treasury 10-Year Note March Futures	03/2020	1,056	135,614	(1,505)	0	(115)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2020	440	79,929	(2,336)	0	(509)
				$(3,962)	$0	$(632)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2020	311	$(59,475)	$1,025	$391	$0
U.S. Treasury 2-Year Note March Futures	03/2020	153	(32,972)	14	0	(7)
				$1,039	$391	$(7)
Total Futures Contracts				$(2,923)	$391	$(639)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2023	0.652%	$1,300	$(89)	$107	$18	$0	$0

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.250%	Semi-Annual	12/20/2022		$85,030	$(2,539)	$3,915	$1,376	$0	$(52)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		22,300	(2,779)	2,267	(512)	0	(48)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		500	60	(101)	(41)	5	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		800	136	(159)	(23)	8	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		18,250	1,308	(3,854)	(2,546)	200	0
Pay	6-Month CLP-CHILIBOR	3.170	Semi-Annual	11/15/2029	CLP	6,324,000	0	207	207	5	0
Pay	6-Month CLP-CHILIBOR	3.460	Semi-Annual	11/18/2029		688,000	0	47	47	1	0
Receive(5)	6-Month EUR-EURIBOR	0.500	Annual	03/18/2025	EUR	8,000	78	107	185	18	0
Receive(5)	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		6,400	117	154	271	34	0
							$(3,619)	$2,583	$(1,036)	$271	$(100)
Total Swap Agreements							$(3,708)	$2,690	$(1,018)	$271	$(100)

(k)	Securities with an aggregate market value of $4,155 and cash of $3,576 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2019 (Unaudited)

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	02/2020		$5,477	EGP	99,701	$686	$0
BPS	01/2020	GBP	1,854		$2,401	0	(55)
	01/2020		$10,907	EUR	9,864	163	0
BRC	01/2020		208	MXN	4,085	8	0
	03/2020	MYR	963		$230	0	(6)
CBK	01/2020	JPY	164,400		1,514	1	0
	01/2020	MXN	4,085		213	0	(2)
	01/2020	PEN	24,415		7,271	0	(96)
	01/2020		$13,254	PEN	44,748	249	0
	01/2020		389	RUB	24,958	12	0
	02/2020	COP	3,333		$1	0	0
	02/2020	PEN	10,935		3,217	0	(78)
	02/2020		$5,417	COP	18,776,228	286	0
	02/2020		5,358	EGP	97,850	690	0
	02/2020		228	ZAR	3,373	12	0
	03/2020	PEN	87,317		$25,772	0	(524)
	03/2020		$10,370	COP	35,398,557	350	0
	03/2020		1,430	EGP	23,638	26	0
	04/2020	NGN	1,407,883		$3,714	0	(72)
DUB	04/2020		$6,160	EGP	102,650	116	0
FBF	01/2020	BRL	21,085		$5,231	0	(10)
	01/2020		$4,993	BRL	21,085	248	0
	02/2020	COP	3,262,727		$979	0	(12)
GLM	01/2020	BRL	44,015		10,682	0	(260)
	01/2020		$10,769	BRL	44,015	172	0
	01/2020		11,182	PEN	37,910	256	0
	02/2020	COP	8,613,939		$2,582	0	(34)
	02/2020	RUB	1,438,951		22,445	0	(628)
	02/2020		$1,101	EGP	20,317	154	0
	04/2020		2,110	NGN	784,393	0	(1)
HUS	01/2020	BRL	11,416		$2,832	0	(6)
	01/2020	RUB	1,821,027		27,549	0	(1,738)
	01/2020		$2,682	BRL	11,416	156	0
	02/2020		2,424	EGP	39,681	32	0
JPM	02/2020	NGN	1,731,578		$4,642	0	(86)
	02/2020		$4,624	NGN	1,731,578	104	0
	03/2020		2,073	EGP	34,247	37	0
	04/2020		2,344		39,235	55	0
MYI	01/2020	BRL	12,680		$3,288	136	0
	01/2020	EUR	95,227		105,293	0	(1,569)
	01/2020		$3,208	BRL	12,680	0	(55)
	01/2020		5,982	PEN	20,346	157	0
	02/2020		9,274	EGP	153,900	237	0
	04/2020		5,023		83,885	106	0
RBC	01/2020		1,846	EUR	1,673	31	0
	02/2020	COP	3,427,876		$1,028	0	(13)
RYL	03/2020	CNH	840		117	0	(4)
SCX	01/2020	EUR	6,880		7,639	0	(82)
TOR	02/2020	COP	38,077,621		11,427	0	(138)
	02/2020		$492	CAD	650	9	0
UAG	01/2020		5,982	PEN	20,339	154	0
Total Forward Foreign Currency Contracts						$4,643	$(5,469)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	8,900	$(115)	$0

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Total Written Options	$(115)	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Turkey Government International Bond	(1.000)%	Quarterly	12/20/2022	2.177%	$4,600	$190	$(38)	$152	$0
	Turkey Government International Bond	(1.000)	Quarterly	12/20/2024	2.791	3,100	380	(132)	248	0
CBK	Russia Government International Bond	(1.000)	Quarterly	06/20/2024	0.481	9,300	48	(260)	0	(212)
GST	Turkey Government International Bond	(1.000)	Quarterly	12/20/2022	2.177	1,100	46	(10)	36	0
	Turkey Government International Bond	(1.000)	Quarterly	12/20/2024	2.791	15,200	1,903	(688)	1,215	0
HUS	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	0.898	600	(2)	(1)	0	(3)
	Turkey Government International Bond	(1.000)	Quarterly	12/20/2024	2.791	2,300	188	(4)	184	0
JPM	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	0.898	2,100	(3)	(8)	0	(11)
							$2,750	$(1,141)	$1,835	$(226)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)

									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2020	0.294%	$2,200	$(135)	$143	$8	$0
	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.156	1,600	(87)	97	10	0
	Huarong Finance Co. Ltd.	1.000	Quarterly	10/23/2020	0.498	4,000	(4)	28	24	0
	Peru Government International Bond	1.000	Quarterly	09/20/2020	0.072	700	(29)	34	5	0
BPS	Indonesia Government International Bond	1.000	Quarterly	12/20/2021	0.170	300	(9)	14	5	0
BRC	Brazil Government International Bond	1.000	Quarterly	12/20/2020	0.365	9,200	(1,533)	1,593	60	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	0.526	500	(32)	38	6	0
	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.156	1,500	(85)	95	10	0
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	0.514	4,100	(566)	649	83	0
	Mexico Government International Bond	1.000	Quarterly	09/20/2021	0.287	10,748	(635)	770	135	0
	Nigeria Government International Bond	5.000	Quarterly	12/20/2021	2.306	3,400	183	(2)	181	0
	Panama Government International Bond	1.000	Quarterly	12/20/2021	0.105	2,900	(34)	86	52	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.497	11,200	121	126	247	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.563	3,876	42	40	82	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	0.805	3,000	(214)	226	12	0
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.631	200	(2)	5	3	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.727	500	2	5	7	0
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	0.514	4,100	(560)	643	83	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2020	0.160	2,600	11	0	11	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2020	0.501	3,400	15	3	18	0
	Uruguay Government International Bond	1.000	Quarterly	06/20/2020	0.400	11,200	(108)	144	36	0
DUB	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.156	1,000	(56)	63	7	0
	Egypt Government International Bond	1.000	Quarterly	06/20/2020	1.397	2,900	(84)	80	0	(4)
	Mexico Government International Bond	1.000	Quarterly	09/20/2021	0.287	4,000	(157)	207	50	0
	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.151	7,800	(60)	225	165	0
	Penerbangan Malaysia Bhd.	1.000	Quarterly	03/20/2020	0.048	2,100	(18)	23	5	0
FBF	Brazil Government International Bond	1.000	Quarterly	09/20/2020	0.333	1,600	(113)	121	8	0
	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.156	600	(32)	36	4	0

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2019 (Unaudited)

	Ecuador Government International Bond	5.000	Quarterly	06/20/2021	9.764	5,100	(329)	14	0	(315)
	Ecuador Government International Bond	5.000	Quarterly	12/20/2021	9.747	2,100	(160)	(9)	0	(169)
	Egypt Government International Bond	1.000	Quarterly	12/20/2021	2.026	5,900	(503)	389	0	(114)
GST	Chile Government International Bond	1.000	Quarterly	09/20/2020	0.096	3,000	8	13	21	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.510	800	(12)	27	15	0
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	0.514	3,600	(492)	565	73	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.784	100	(1)	2	1	0
	Panama Government International Bond	1.000	Quarterly	06/20/2020	0.044	1,000	10	(5)	5	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.497	15,000	113	218	331	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.563	2,324	25	24	49	0
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2020	0.275	6,400	17	(4)	13	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2020	0.294	5,400	10	10	20	0
	Brazil Government International Bond	1.000	Quarterly	09/20/2020	0.333	1,200	(88)	94	6	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2020	0.160	13,300	70	(12)	58	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.559	300	(5)	10	5	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.685	100	(1)	2	1	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.497	27,100	284	315	599	0
JPM	Brazil Government International Bond	1.000	Quarterly	09/20/2020	0.333	600	(46)	49	3	0
	Gazprom OAO Via Gaz Capital S.A.	1.000	Quarterly	12/20/2020	0.154	2,200	(372)	391	19	0
	Israel Government International Bond	1.000	Quarterly	06/20/2024	0.432	3,500	83	4	87	0
	Panama Government International Bond	1.000	Quarterly	12/20/2021	0.105	2,300	(28)	69	41	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.497	48,300	510	557	1,067	0
MYC	Indonesia Government International Bond	1.000	Quarterly	06/20/2024	0.557	6,000	(10)	127	117	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.784	500	(3)	8	5	0
	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.151	2,700	(21)	78	57	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.497	11,100	60	185	245	0
NGF	South Africa Government International Bond	1.000	Quarterly	12/20/2021	0.805	200	(13)	14	1	0
							$(5,073)	$8,627	$4,156	$(602)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	3-Month CNY-CNREPOFIX	3.115%	Quarterly	11/13/2024	CNY	154,500	$0	$(201)	$0	$(201)
BRC	Pay	3-Month CNY-CNREPOFIX	2.695	Quarterly	08/09/2024		169,000	0	(224)	0	(224)
CBK	Receive	3-Month CNY-CNREPOFIX	2.910	Quarterly	12/18/2024		160,400	0	30	30	0
DUB	Receive	3-Month CNY-CNREPOFIX	3.113	Quarterly	11/13/2024		300	0	0	0	0
GST	Pay	3-Month CNY-CNREPOFIX	2.746	Quarterly	08/20/2024		161,400	0	(178)	0	(178)
JPM	Receive	3-Month CNY-CNREPOFIX	3.002	Quarterly	12/16/2024		149,200	0	(65)	0	(65)
MYI	Pay	3-Month CNY-CNREPOFIX	2.710	Quarterly	08/08/2024		11,500	0	(15)	0	(15)
SCX	Pay	3-Month CNY-CNREPOFIX	2.705	Quarterly	08/08/2024		142,800	0	(185)	0	(185)
								$0	$(838)	$30	$(868)
Total Swap Agreements								$(2,323)	$6,648	$6,021	$(1,696)

(m)	Securities with an aggregate market value of $2,740 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2019 (Unaudited)

(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Angola
Sovereign Issues	$0	$9,414	$0	$9,414
Argentina
Sovereign Issues	0	59,240	0	59,240
Armenia
Sovereign Issues	0	2,384	0	2,384
Austria
Corporate Bonds & Notes	0	1,344	0	1,344
Azerbaijan
Corporate Bonds & Notes	0	32,774	0	32,774
Sovereign Issues	0	1,932	0	1,932
Bahamas
Sovereign Issues	0	6,875	0	6,875
Bahrain
Sovereign Issues	0	2,687	0	2,687
Brazil
Corporate Bonds & Notes	0	74,069	0	74,069
Loan Participations and Assignments	0	0	11,994	11,994
Sovereign Issues	0	10,361	0	10,361
Cayman Islands
Asset-Backed Securities	0	0	2,071	2,071
Corporate Bonds & Notes	0	68,100	0	68,100
Chile
Corporate Bonds & Notes	0	52,665	0	52,665
China
Corporate Bonds & Notes	0	27,713	0	27,713
Colombia
Corporate Bonds & Notes	0	11,070	0	11,070
Sovereign Issues	0	19,776	0	19,776
Costa Rica
Sovereign Issues	0	11,242	0	11,242
Dominican Republic
Sovereign Issues	0	58,545	0	58,545
Ecuador
Sovereign Issues	0	25,657	0	25,657
Egypt
Sovereign Issues	0	52,438	0	52,438
El Salvador
Sovereign Issues	0	12,485	0	12,485
Gabon
Sovereign Issues	0	1,888	0	1,888
Germany
Corporate Bonds & Notes	0	11,478	0	11,478
Ghana
Sovereign Issues	0	27,894	0	27,894
Guatemala
Sovereign Issues	0	27,025	0	27,025
Hong Kong
Corporate Bonds & Notes	0	15,064	0	15,064
India
Corporate Bonds & Notes	0	3,341	0	3,341
Sovereign Issues	0	9,981	0	9,981
Indonesia
Corporate Bonds & Notes	0	71,784	0	71,784
Sovereign Issues	0	83,501	0	83,501
Ireland
Corporate Bonds & Notes	0	14,920	0	14,920
Israel
Corporate Bonds & Notes	0	6,113	0	6,113
Ivory Coast
Sovereign Issues	0	6,246	0	6,246
Jersey, Channel Islands
Asset-Backed Securities	0	0	1,816	1,816
Jordan
Sovereign Issues	0	9,028	0	9,028
Kazakhstan
Corporate Bonds & Notes	0	4,982	0	4,982
Sovereign Issues	0	12,096	0	12,096
Kenya
Sovereign Issues	0	14,293	0	14,293

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Luxembourg
Corporate Bonds & Notes	0	66,632	2,451	69,083
Malaysia
Corporate Bonds & Notes	0	1,088	0	1,088
Marshall Islands
Corporate Bonds & Notes	0	452	0	452
Mauritius
Corporate Bonds & Notes	0	5,661	0	5,661
Mexico
Common Stocks	5	0	0	5
Corporate Bonds & Notes	0	114,710	0	114,710
Sovereign Issues	0	53,600	0	53,600
Mongolia
Sovereign Issues	0	8,657	0	8,657
Morocco
Corporate Bonds & Notes	0	2,771	0	2,771
Namibia
Sovereign Issues	0	2,395	0	2,395
Netherlands
Asset-Backed Securities	0	258	0	258
Corporate Bonds & Notes	0	15,047	0	15,047
Nigeria
Sovereign Issues	0	37,594	0	37,594
Oman
Corporate Bonds & Notes	0	11,127	0	11,127
Sovereign Issues	0	56,259	0	56,259
Pakistan
Corporate Bonds & Notes	0	3,589	0	3,589
Sovereign Issues	0	2,611	0	2,611
Panama
Corporate Bonds & Notes	0	7,250	0	7,250
Sovereign Issues	0	13,412	0	13,412
Paraguay
Sovereign Issues	0	7,011	0	7,011
Peru
Corporate Bonds & Notes	0	9,729	0	9,729
Sovereign Issues	0	16,902	0	16,902
Qatar
Loan Participations and Assignments	0	0	11,600	11,600
Sovereign Issues	0	38,708	0	38,708
Romania
Sovereign Issues	0	18,620	0	18,620
Russia
Corporate Bonds & Notes	0	4,306	0	4,306
Sovereign Issues	0	105,470	0	105,470
Saudi Arabia
Corporate Bonds & Notes	0	523	0	523
Sovereign Issues	0	25,380	0	25,380
Senegal
Loan Participations and Assignments	0	0	8,442	8,442
Sovereign Issues	0	12,216	0	12,216
Serbia
Sovereign Issues	0	18,750	0	18,750
Singapore
Corporate Bonds & Notes	0	209	0	209
South Africa
Corporate Bonds & Notes	0	36,450	0	36,450
Sovereign Issues	0	39,471	0	39,471
Sri Lanka
Sovereign Issues	0	22,008	0	22,008
Tanzania
Loan Participations and Assignments	0	0	4,594	4,594
Sovereign Issues	0	1,012	0	1,012
Thailand
Corporate Bonds & Notes	0	11,239	0	11,239
Trinidad and Tobago
Corporate Bonds & Notes	0	1,072	0	1,072
Sovereign Issues	0	640	0	640
Tunisia
Sovereign Issues	0	1,511	0	1,511
Turkey
Corporate Bonds & Notes	0	20,997	0	20,997
Sovereign Issues	0	117,645	0	117,645
Ukraine
Sovereign Issues	0	80,455	0	80,455
United Arab Emirates
Corporate Bonds & Notes	0	5,673	0	5,673
United Kingdom
Corporate Bonds & Notes	0	4,259	0	4,259
United States
Asset-Backed Securities	0	26,373	0	26,373
Corporate Bonds & Notes	0	32,930	0	32,930
Loan Participations and Assignments	0	0	2,810	2,810
Non-Agency Mortgage-Backed Securities	0	27,483	0	27,483
U.S. Government Agencies	0	147,560	0	147,560
U.S. Treasury Obligations	0	33,397	0	33,397

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Uruguay
Sovereign Issues	0	26,126	0	26,126
Venezuela
Corporate Bonds & Notes	0	6,102	0	6,102
Sovereign Issues	0	8,505	0	8,505
Vietnam
Sovereign Issues	0	1,518	0	1,518
Virgin Islands (British)
Corporate Bonds & Notes	0	1,577	0	1,577
Zambia
Sovereign Issues	0	5,902	0	5,902
Short-Term Instruments
Repurchase Agreements	0	20,726	0	20,726
Short-Term Notes	0	5,730	0	5,730

	$5	$2,207,703	$45,778	$2,253,486
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$94,691	$0	$0	$94,691

Total Investments	$94,696	$2,207,703	$45,778	$2,348,177

Short Sales, at Value - Liabilities
United States
U.S. Treasury Obligations	$0	$(26,302)	$0	$(26,302)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	391	271	0	662
Over the counter	0	10,664	0	10,664

	$391	$10,935	$0	$11,326
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(639)	(100)	0	(739)
Over the counter	0	(7,165)	0	(7,165)

	$(639)	$(7,265)	$0	$(7,904)

Total Financial Derivative Instruments	$(248)	$3,670	$0	$3,422

Totals	$94,448	$2,185,071	$45,778	$2,325,297

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2019:

Category and Subcategory	Beginning Balance at 03/31/2019	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2019 (1)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$11,814	$0	$0	$21	$0	$159	$0	$0	$11,994	$159
Cayman Islands
Asset-Backed Securities	0	2,573	(517)	3	2	10	0	0	2,071	10
Jersey, Channel Islands
Asset-Backed Securities	0	2,578	(785)	9	10	4	0	0	1,816	4
Luxembourg
Asset-Backed Securities	644	0	(625)	6	17	(42)	0	0	0	0
Corporate Bonds & Notes	0	3,570	0	0	0	(1,119)	0	0	2,451	(1,119)
Qatar
Loan Participations and Assignments	11,513	4,367	(4,366)	39	(7)	54	0	0	11,600	48
Senegal
Loan Participations and Assignments	0	8,280	0	0	0	162	0	0	8,442	162
Tanzania
Loan Participations and Assignments	13,097	5,462	(13,991)	7	8	11	0	0	4,594	40
United States
Loan Participations and Assignments	0	0	0	0	0	0	2,810	0	2,810	0

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Totals	$37,068	$26,830	$(20,284)	$85	$30	$(761)	$2,810	$0	$45,778	$(696)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
				(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)	Weighted Average
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$11,994	Proxy Pricing	Base Price	101.080	-
Cayman Islands
Asset-Backed Securities	2,071	Other Valuation Techniques(2)	-	-	-
Jersey, Channel Islands
Asset-Backed Securities	1,816	Other Valuation Techniques(2)	-	-	-
Luxembourg
Corporate Bonds & Notes	1,392	Market Based Approach	Recovery Value	47.609	-
	1,059	Other Valuation Techniques(2)	-	-	-
Qatar
Loan Participations and Assignments	11,600	Third Party Vendor	Broker Quote	100.000	-
Senegal
Loan Participations and Assignments	8,442	Proxy Pricing	Base Price	100.013	-
Tanzania
Loan Participations and Assignments	4,594	Third Party Vendor	Broker Quote	100.500	-
United States
Loan Participations and Assignments	2,810	Third Party Vendor	Broker Quote	100.372	-
Total	$45,778

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 103.3% ¤
ARGENTINA 3.1%
CORPORATE BONDS & NOTES 2.2%
Cia General de Combustibles S.A. 9.500% due 11/07/2021		$300	$251
Genneia S.A. 8.750% due 01/20/2022		1,000	789
MSU Energy S.A. 6.875% due 02/01/2025		1,800	1,104
Pampa Energia S.A. 7.375% due 07/21/2023		300	284
YPF S.A. 8.750% due 04/04/2024		400	391
			2,819
SOVEREIGN ISSUES 0.9%
Argentina Government International Bond
4.000% due 03/06/2020 (f)	ARS	63	1
42.836% (BADLARPP + 2.000%) due 04/03/2022 ~		1,628	14
56.589% (ARLLMONP) due 06/21/2020 ~(a)		5,494	50
59.928% (BADLARPP) due 10/04/2022 ~(a)		57	1
Autonomous City of Buenos Aires Argentina 51.313% (BADLARPP + 5.000%) due 01/23/2022 ~(a)		320	4
Provincia de Buenos Aires 52.270% (BADLARPP + 3.750%) due 04/12/2025 ~(a)		510	4
Provincia de Cordoba 7.450% due 09/01/2024		$900	652
Provincia de Neuquen 7.500% due 04/27/2025		600	461
			1,187
Total Argentina (Cost $5,304)			4,006
AUSTRALIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Barminco Finance Pty. Ltd. 6.625% due 05/15/2022		$400	411
Total Australia (Cost $400)			411
AUSTRIA 0.7%
CORPORATE BONDS & NOTES 0.7%
Sappi Papier Holding GmbH
3.125% due 04/15/2026	EUR	200	224
3.125% due 04/15/2026 (k)		400	448
7.500% due 06/15/2032		$200	209
Total Austria (Cost $832)			881
BERMUDA 0.3%
CORPORATE BONDS & NOTES 0.3%
Digicel Ltd. 6.000% due 04/15/2021		$400	313
Total Bermuda (Cost $384)			313
BRAZIL 9.3%
CORPORATE BONDS & NOTES 8.1%
Banco BTG Pactual S.A. 4.500% due 01/10/2025		$200	203
Banco do Brasil S.A. 4.750% due 03/20/2024		500	526
Embraer Netherlands Finance BV 5.050% due 06/15/2025		1,600	1,759

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Odebrecht Finance Ltd.
4.375% due 04/25/2025 ^(c)		300	17
5.250% due 06/27/2029 ^(c)		1,950	117
7.125% due 06/26/2042 ^(c)		1,050	70
Odebrecht Oil & Gas Finance Ltd.
0.000% due 01/30/2020 (e)(g)		470	5
0.000% due 01/31/2020 (e)(g)		652	7
Petrobras Global Finance BV
4.750% due 01/14/2025	EUR	1,000	1,296
5.093% due 01/15/2030		$415	445
7.250% due 03/17/2044		500	608
Samarco Mineracao S.A.
4.125% due 11/01/2022 ^(c)		800	524
5.375% due 09/26/2024 ^(c)		600	407
5.750% due 10/24/2023 ^(c)		900	610
Suzano Austria GmbH 7.000% due 03/16/2047		1,100	1,296
Vale Overseas Ltd.
6.875% due 11/21/2036		700	912
6.875% due 11/10/2039		1,200	1,567
			10,369
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.2%
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		1,500	1,512
		SHARES
WARRANTS 0.0%
OAS S.A. - Exp. 01/21/2039 «(i)		131,712	2
Total Brazil (Cost $12,720)			11,883
		PRINCIPAL AMOUNT (000s)
CANADA 1.9%
CORPORATE BONDS & NOTES 1.9%
Canacol Energy Ltd. 7.250% due 05/03/2025		$1,000	1,057
Frontera Energy Corp. 9.700% due 06/25/2023		1,300	1,378
Total Canada (Cost $2,333)			2,435
CAYMAN ISLANDS 13.4%
CORPORATE BONDS & NOTES 13.4%
ADCB Finance Cayman Ltd. 4.000% due 03/29/2023		$900	941
Arabian Centres Co. Ltd. 5.375% due 11/26/2024		900	928
China Evergrande Group 8.250% due 03/23/2022		600	564
DP World Crescent Ltd. 3.908% due 05/31/2023		1,600	1,658
EMG SUKUK Ltd. 4.564% due 06/18/2024		300	315
IIRSA Norte Finance Ltd. 8.750% due 05/30/2024		46	51
MAF Global Securities Ltd. 4.750% due 05/07/2024		400	429
MAF Sukuk Ltd. 4.500% due 11/03/2025		1,800	1,926
Melco Resorts Finance Ltd. 4.875% due 06/06/2025		500	515
Metropolitan Light Co. Ltd. 5.500% due 11/21/2022		811	839
MGM China Holdings Ltd. 5.375% due 05/15/2024		700	729
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		621	619
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)		216	118
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		1,135	1,118
QNB Finance Ltd. 3.500% due 03/28/2024		1,400	1,451

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Sands China Ltd. 5.125% due 08/08/2025	1,800	1,980
Sunny Optical Technology Group Co. Ltd. 3.750% due 01/23/2023	800	819
VLL International, Inc. 5.750% due 11/28/2024	600	625
Wynn Macau Ltd. 4.875% due 10/01/2024	600	615
Yingde Gases Investment Ltd. 6.250% due 01/19/2023	800	829
Total Cayman Islands (Cost $16,487)		17,069
CHILE 1.5%
CORPORATE BONDS & NOTES 1.5%
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027	$200	209
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	1,327	1,370
4.500% due 08/15/2025	337	339
Total Chile (Cost $1,809)		1,918
CHINA 1.5%
CORPORATE BONDS & NOTES 1.5%
CCCI Treasure Ltd. 3.500% due 04/21/2020 ●(g)	$300	301
Industrial & Commercial Bank of China Ltd. 3.538% due 11/08/2027	500	519
Proven Honour Capital Ltd.
4.125% due 05/19/2025	200	208
4.125% due 05/06/2026	200	207
Yankuang Group Cayman Ltd. 4.750% due 11/30/2020	700	705
Total China (Cost $1,900)		1,940
COLOMBIA 1.3%
	SHARES
COMMON STOCKS 0.1%
Frontera Energy Corp.	16,190	122
	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 1.2%
SURA Asset Management S.A. 4.875% due 04/17/2024	$1,400	1,509
Total Colombia (Cost $2,854)		1,631
GUATEMALA 0.7%
CORPORATE BONDS & NOTES 0.7%
Industrial Senior Trust 5.500% due 11/01/2022	$900	942
Total Guatemala (Cost $937)		942
HONG KONG 0.3%
CORPORATE BONDS & NOTES 0.3%
Poly Real Estate Finance Ltd. 3.950% due 02/05/2023	$400	410
Total Hong Kong (Cost $397)		410
INDIA 1.6%
CORPORATE BONDS & NOTES 1.6%
Adani Ports & Special Economic Zone Ltd. 3.375% due 07/24/2024	$1,000	1,006
Adani Transmission Ltd. 4.250% due 05/21/2036	200	203

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Bharti Airtel Ltd. 4.375% due 06/10/2025		500	510
Muthoot Finance Ltd. 6.125% due 10/31/2022		300	312
Total India (Cost $1,997)			2,031
INDONESIA 1.6%
CORPORATE BONDS & NOTES 1.6%
Medco Oak Tree Pte Ltd. 7.375% due 05/14/2026		$600	612
Minejesa Capital BV 4.625% due 08/10/2030		1,100	1,141
Perusahaan Gas Negara Tbk PT 5.125% due 05/16/2024		200	218
Total Indonesia (Cost $1,887)			1,971
IRELAND 3.1%
CORPORATE BONDS & NOTES 3.1%
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 ●(h)		$1,000	1,021
Credit Bank of Moscow Via CBOM Finance PLC 5.150% due 02/20/2024	EUR	800	962
MMC Norilsk Nickel OJSC Via MMC Finance DAC 6.625% due 10/14/2022		$300	331
Mobile Telesystems OJSC via MTS International Funding Ltd. 5.000% due 05/30/2023		200	214
Novolipetsk Steel Via Steel Funding DAC
4.000% due 09/21/2024 (k)		500	526
4.500% due 06/15/2023		300	318
Sovcombank Via SovCom Capital DAC 8.000% due 04/07/2030 ●(h)		600	624
Total Ireland (Cost $3,786)			3,996
ISLE OF MAN 0.5%
CORPORATE BONDS & NOTES 0.5%
Gohl Capital Ltd. 4.250% due 01/24/2027		$600	630
Total Isle of Man (Cost $624)			630
ISRAEL 0.5%
CORPORATE BONDS & NOTES 0.5%
Israel Electric Corp. Ltd. 5.000% due 11/12/2024		$600	661
Total Israel (Cost $657)			661
LUXEMBOURG 4.1%
CORPORATE BONDS & NOTES 4.1%
Adecoagro S.A. 6.000% due 09/21/2027		$900	903
Andrade Gutierrez International S.A. 9.500% due 12/30/2024		530	552
Andrade Gutierrez International S.A. (11.000% Cash or 12.000% PIK) 11.000% due 08/20/2021 (b)		1	1
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 «(b)		3,698	1,538
Gazprom Neft OAO Via GPN Capital S.A. 6.000% due 11/27/2023		1,100	1,230
QGOG Constellation S.A. 9.000% due 11/09/2024 «		2,919	0
Unigel Luxembourg S.A. 8.750% due 10/01/2026		1,000	1,021
Total Luxembourg (Cost $5,579)			5,245
MAURITIUS 2.3%
CORPORATE BONDS & NOTES 2.3%
Azure Power Energy Ltd. 5.500% due 11/03/2022		$400	409
Greenko Dutch BV 4.875% due 07/24/2022		200	201

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Greenko Solar Mauritius Ltd. 5.550% due 01/29/2025		1,000	1,019
HTA Group Ltd. 9.125% due 03/08/2022		800	828
MTN Mauritius Investments Ltd. 4.755% due 11/11/2024		500	514
Total Mauritius (Cost $2,892)			2,971
MEXICO 3.3%
		SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. «		172,487	0
		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 3.3%
Banco Inbursa S.A. Institucion de Banca Multiple 4.125% due 06/06/2024		$1,900	1,972
Banco Mercantil del Norte S.A. 6.875% due 07/06/2022 ●(g)(h)		200	210
Braskem Idesa SAPI 7.450% due 11/15/2029		300	320
Trust F/1401
6.390% due 01/15/2050		300	323
6.950% due 01/30/2044		950	1,108
Unifin Financiera S.A.B. de C.V. 7.000% due 01/15/2025		300	303
			4,236
Total Mexico (Cost $5,173)			4,236
MOROCCO 0.3%
CORPORATE BONDS & NOTES 0.3%
OCP S.A. 4.500% due 10/22/2025		$400	429
Total Morocco (Cost $395)			429
NETHERLANDS 5.1%
CORPORATE BONDS & NOTES 5.1%
IHS Netherlands Holdco BV 7.125% due 03/18/2025		$800	845
Metinvest BV
5.625% due 06/17/2025	EUR	600	686
8.500% due 04/23/2026		$1,200	1,296
Teva Pharmaceutical Finance Netherlands BV 2.800% due 07/21/2023		3,000	2,789
VEON Holdings BV 4.000% due 04/09/2025		900	939
Total Netherlands (Cost $6,296)			6,555
NIGERIA 0.4%
CORPORATE BONDS & NOTES 0.4%
Access Bank PLC 10.500% due 10/19/2021		$200	223
United Bank for Africa PLC 7.750% due 06/08/2022		300	320
Total Nigeria (Cost $512)			543
PANAMA 2.7%
CORPORATE BONDS & NOTES 2.7%
Banistmo S.A. 3.650% due 09/19/2022		$1,800	1,823
Cable Onda S.A. 4.500% due 01/30/2030		800	844
Multibank, Inc. 4.375% due 11/09/2022		700	726

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Total Panama (Cost $3,312)		3,393
RUSSIA 1.2%
CORPORATE BONDS & NOTES 1.2%
ALROSA Finance S.A. 4.650% due 04/09/2024	$700	749
MMK International Capital DAC 4.375% due 06/13/2024	700	740
Total Russia (Cost $1,424)		1,489
SAUDI ARABIA 0.7%
CORPORATE BONDS & NOTES 0.7%
Saudi Arabian Oil Co. 2.875% due 04/16/2024	$900	914
Total Saudi Arabia (Cost $913)		914
SINGAPORE 3.9%
CORPORATE BONDS & NOTES 3.9%
ABJA Investment Co. Pte. Ltd. 5.450% due 01/24/2028	$1,400	1,370
BOC Aviation Ltd.
3.500% due 01/31/2023	700	715
3.500% due 10/10/2024	300	310
GLP Pte. Ltd. 3.875% due 06/04/2025	1,300	1,330
Indika Energy Capital Pte. Ltd. 5.875% due 11/09/2024	600	578
Marble Pte. Ltd. 5.300% due 06/20/2022	200	203
Medco Straits Services Pte. Ltd. 8.500% due 08/17/2022	500	530
Total Singapore (Cost $4,701)		5,036
SOUTH AFRICA 5.6%
CORPORATE BONDS & NOTES 5.6%
African Bank Ltd.
6.000% due 02/08/2020	$1,100	1,107
8.125% due 10/19/2020	400	410
AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022	800	847
6.500% due 04/15/2040	600	679
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023	900	968
Prosus NV
4.850% due 07/06/2027	600	656
5.500% due 07/21/2025	400	446
Sasol Financing USA LLC 6.500% due 09/27/2028	1,800	2,001
Total South Africa (Cost $7,040)		7,114
SOUTH KOREA 1.1%
CORPORATE BONDS & NOTES 1.1%
Shinhan Bank Co. Ltd. 3.875% due 03/24/2026 (h)	$700	730
Woori Bank 4.750% due 04/30/2024 (h)	600	644
Total South Korea (Cost $1,337)		1,374
SPAIN 0.4%
CORPORATE BONDS & NOTES 0.4%
International Airport Finance S.A. 12.000% due 03/15/2033	$500	550

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Total Spain (Cost $500)		550
SUPRANATIONAL 2.1%
CORPORATE BONDS & NOTES 2.1%
Africa Finance Corp. 3.875% due 04/13/2024	$1,400	1,459
African Export-Import Bank 4.125% due 06/20/2024	1,200	1,257
Total Supranational (Cost $2,503)		2,716
TURKEY 4.0%
CORPORATE BONDS & NOTES 3.4%
Akbank T.A.S. 5.125% due 03/31/2025	$500	490
QNB Finansbank A/S 4.875% due 05/19/2022	500	503
Turk Telekomunikasyon A/S 6.875% due 02/28/2025	300	322
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028	108	102
Turkiye Is Bankasi A/S 5.000% due 04/30/2020	700	705
Turkiye Sise ve Cam Fabrikalari A/S 6.950% due 03/14/2026	1,000	1,059
Yapi ve Kredi Bankasi A/S 5.750% due 02/24/2022	1,100	1,121
		4,302
SOVEREIGN ISSUES 0.6%
Export-Credit Bank of Turkey 8.250% due 01/24/2024	700	763
Total Turkey (Cost $4,868)		5,065
UKRAINE 1.0%
SOVEREIGN ISSUES 1.0%
Ukraine Government International Bond 0.000% due 05/31/2040 ~	$1,300	1,246
Total Ukraine (Cost $822)		1,246
UNITED ARAB EMIRATES 0.5%
CORPORATE BONDS & NOTES 0.5%
ADES International Holding PLC 8.625% due 04/24/2024	$600	626
Total United Arab Emirates (Cost $600)		626
UNITED KINGDOM 3.4%
CORPORATE BONDS & NOTES 3.4%
Afren PLC
6.625% due 12/09/2020 ^(c)	$682	3
15.000% due 04/25/2049 ^«(c)(i)	1,927	240
Barclays PLC 8.000% due 06/15/2024 ●(g)(h)	300	336
DTEK Finance PLC (10.750% Cash and 0.000% PIK) 10.750% due 12/31/2024 (b)	700	718
MARB BondCo PLC 7.000% due 03/15/2024	400	418
Petra Diamonds U.S. Treasury PLC 7.250% due 05/01/2022	1,800	1,141
Tullow Oil PLC
6.250% due 04/15/2022	400	362
7.000% due 03/01/2025	800	675
Vedanta Resources Ltd. 6.375% due 07/30/2022	500	492
Total United Kingdom (Cost $7,098)		4,385
UNITED STATES 17.5%
ASSET-BACKED SECURITIES 0.9%
Citigroup Mortgage Loan Trust 6.750% due 05/25/2036 þ	$323	234

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Countrywide Asset-Backed Certificates 2.012% due 09/25/2037 ^●		42	37
JPMorgan Mortgage Acquisition Corp. 2.442% due 12/25/2035 ●		700	674
NovaStar Mortgage Funding Trust 1.992% due 09/25/2037 ●		201	197
			1,142
CORPORATE BONDS & NOTES 4.2%
DAE Funding LLC 5.000% due 08/01/2024		600	631
Gran Tierra Energy, Inc. 7.750% due 05/23/2027		1,400	1,313
Invepar Holdings LLC 8.875% due 12/31/2049 «(i)		158	0
Kosmos Energy Ltd. 7.125% due 04/04/2026		900	922
QGOG Constellation S.A. 9.000% due 11/09/2024 «		302	0
Rio Oil Finance Trust
8.200% due 04/06/2028		1,550	1,795
9.750% due 01/06/2027		554	656
			5,317
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.022% due 10/25/2035 ●		623	626
Citigroup Mortgage Loan Trust 4.441% due 08/25/2036 ~		449	427
			1,053
U.S. TREASURY OBLIGATIONS 11.6%
U.S. Treasury Notes
1.875% due 01/31/2022 (k)		7,100	7,141
2.000% due 08/31/2021		1,300	1,308
2.000% due 12/31/2021		1,500	1,512
2.125% due 12/31/2022		1,600	1,624
3.000% due 09/30/2025 (k)		3,000	3,202
			14,787
Total United States (Cost $21,783)			22,299
VIRGIN ISLANDS (BRITISH) 1.6%
CORPORATE BONDS & NOTES 1.6%
China Reinsurance Finance Corp. Ltd. 3.375% due 03/09/2022		$800	803
NWD MTN Ltd.
4.375% due 11/30/2022		200	208
5.250% due 02/26/2021		200	205
OAS Restructuring BVI Ltd. (0.250% Cash and 4.750% PIK) 5.000% due 03/31/2035 «(b)(i)	BRL	356	5
Studio City Finance Ltd. 7.250% due 02/11/2024		$800	848
Total Virgin Islands (British) (Cost $2,018)			2,069
SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (j) 0.5%			653
ARGENTINA TREASURY BILLS 0.0%
41.333% due 04/03/2020 «~	ARS	350	5

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2019 (Unaudited)

152.381% due 02/26/2020 - 05/13/2020 (d)(e)	890	11
		16
Total Short-Term Instruments (Cost $675)		669
Total Investments in Securities (Cost $135,749)		132,052
	SHARES
INVESTMENTS IN AFFILIATES 0.3%
SHORT-TERM INSTRUMENTS 0.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short-Term Floating NAV Portfolio III	41,759	413
Total Short-Term Instruments (Cost $413)		413
Total Investments in Affiliates (Cost $413)		413
Total Investments 103.6% (Cost $136,162)		$132,465
Financial Derivative Instruments (l)(m) (0.1)%(Cost or Premiums, net $244)		(103)
Other Assets and Liabilities, net (3.5)%		(4,490)
Net Assets 100.0%		$127,872

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Afren PLC 15.000% due 04/25/2049	04/30/2015	$1,905	$240	0.19%
Invepar Holdings LLC 8.875% due 12/31/2049	11/16/2018	0	0	0.00
OAS Restructuring BVI Ltd. (0.250% Cash and 4.750% PIK) 5.000% due 03/31/2035	04/30/2019	14	5	0.00
OAS S.A. - Exp. 01/21/2039	04/30/2019	0	2	0.00
		$1,919	$247	0.19%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$653	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(670)	$653	$653
Total Repurchase Agreements						$(670)	$653	$653

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BPS	(1.350)%	11/25/2019	TBD(3)	EUR	(382)	$(427)
MEI	1.400	11/18/2019	TBD(3)		$(524)	(525)
SCX	1.870	11/25/2019	01/29/2020		(1,185)	(1,188)
Total Reverse Repurchase Agreements						$(2,140)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
GSC	2.220%	12/04/2019	01/06/2020	$(650)	$(651)
UBS	1.930	12/23/2019	01/17/2020	(3,340)	(3,342)
Total Sale-Buyback Transactions					$(3,993)

(k)	Securities with an aggregate market value of $6,108 have been pledged as collateral under the terms of master agreements as of December 31, 2019.

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2019 (Unaudited)

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(7,966) at a weighted average interest rate of 2.295%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(3) of deferred price drop.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2020	97	$12,457	$(139)	$0	$(11)
Total Futures Contracts				$(139)	$0	$(11)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.EM-32 5-Year Index	(1.000)%	Quarterly	12/20/2024	$2,900	$147	$(50)	$97	$0	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	9.650%	Maturity	01/02/2025	BRL	6,800	$(35)	$294	$259	$0	$(3)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047		$300	63	(40)	23	3	0
							$28	$254	$282	$3	$(3)
Total Swap Agreements							$175	$204	$379	$3	$(3)

Cash of $491 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
AZD	03/2020		$83	HKD	651	$1	$0
BPS	01/2020	EUR	35		$39	0	(1)
CBK	01/2020	JPY	22,100		203	0	0
UAG	01/2020	EUR	2,844		3,141	0	(50)
Total Forward Foreign Currency Contracts						$1	$(51)

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2019 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(1)
									Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	(1.000)%	Quarterly	06/20/2024	0.883%	$1,500	$24	$(32)	$0	$(8)
	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	0.559	1,500	24	(50)	0	(26)
GST	Brazil Government International Bond	(1.000)	Quarterly	06/20/2024	0.883	1,500	21	(29)	0	(8)
Total Swap Agreements							$69	$(111)	$0	$(42)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$2,819	$0	$2,819
Sovereign Issues	0	1,187	0	1,187
Australia
Corporate Bonds & Notes	0	411	0	411
Austria
Corporate Bonds & Notes	0	881	0	881
Bermuda
Corporate Bonds & Notes	0	313	0	313
Brazil
Corporate Bonds & Notes	0	10,369	0	10,369
Loan Participations and Assignments	0	0	1,512	1,512
Warrants	0	0	2	2
Canada
Corporate Bonds & Notes	0	2,435	0	2,435
Cayman Islands
Corporate Bonds & Notes	0	17,069	0	17,069
Chile
Corporate Bonds & Notes	0	1,918	0	1,918
China
Corporate Bonds & Notes	0	1,940	0	1,940
Colombia
Common Stocks	122	0	0	122
Corporate Bonds & Notes	0	1,509	0	1,509
Guatemala
Corporate Bonds & Notes	0	942	0	942
Hong Kong
Corporate Bonds & Notes	0	410	0	410
India
Corporate Bonds & Notes	0	2,031	0	2,031
Indonesia
Corporate Bonds & Notes	0	1,971	0	1,971
Ireland
Corporate Bonds & Notes	0	3,996	0	3,996
Isle of Man
Corporate Bonds & Notes	0	630	0	630
Israel
Corporate Bonds & Notes	0	661	0	661
Luxembourg
Corporate Bonds & Notes	0	3,707	1,538	5,245
Mauritius
Corporate Bonds & Notes	0	2,971	0	2,971
Mexico
Corporate Bonds & Notes	0	4,236	0	4,236

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Morocco
Corporate Bonds & Notes	0	429	0	429
Netherlands
Corporate Bonds & Notes	0	6,555	0	6,555
Nigeria
Corporate Bonds & Notes	0	543	0	543
Panama
Corporate Bonds & Notes	0	3,393	0	3,393
Russia
Corporate Bonds & Notes	0	1,489	0	1,489
Saudi Arabia
Corporate Bonds & Notes	0	914	0	914
Singapore
Corporate Bonds & Notes	0	5,036	0	5,036
South Africa
Corporate Bonds & Notes	0	7,114	0	7,114
South Korea
Corporate Bonds & Notes	0	1,374	0	1,374
Spain
Corporate Bonds & Notes	0	550	0	550
Supranational
Corporate Bonds & Notes	0	2,716	0	2,716
Turkey
Corporate Bonds & Notes	0	4,302	0	4,302
Sovereign Issues	0	763	0	763
Ukraine
Sovereign Issues	0	1,246	0	1,246
United Arab Emirates
Corporate Bonds & Notes	0	626	0	626
United Kingdom
Corporate Bonds & Notes	0	4,145	240	4,385
United States
Asset-Backed Securities	0	1,142	0	1,142
Corporate Bonds & Notes	0	5,317	0	5,317
Non-Agency Mortgage-Backed Securities	0	1,053	0	1,053
U.S. Treasury Obligations	0	14,787	0	14,787
Virgin Islands (British)
Corporate Bonds & Notes	0	2,064	5	2,069
Short-Term Instruments
Repurchase Agreements	0	653	0	653
Argentina Treasury Bills	0	11	5	16

	$122	$128,628	$3,302	$132,052
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$413	$0	$0	$413

Total Investments	$535	$128,628	$3,302	$132,465

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	3	0	3
Over the counter	0	1	0	1

	$0	$4	$0	$4
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(11)	(3)	0	(14)
Over the counter	0	(93)	0	(93)

	$(11)	$(96)	$0	$(107)

Total Financial Derivative Instruments	$(11)	$(92)	$0	$(103)

Totals	$524	$128,536	$3,302	$132,362

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2019:

Category and Subcategory	Beginning Balance at 03/31/2019	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2019(1)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$1,489	$0	$0	$0	$0	$23	$0	$0	$1,512	$23
Warrants	0	0	0	0	0	2	0	0	2	2
Luxembourg
Corporate Bonds & Notes	0	2,022	0	0	0	(484)	0	0	1,538	(484)
Tanzania

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Loan Participations and Assignments	501	0	(500)	0	0	(1)	0	0	0	0
United Kingdom
Corporate Bonds & Notes	240	0	0	0	0	0	0	0	240	0
Virgin Islands (British)
Corporate Bonds & Notes	0	14	0	0	0	(9)	0	0	5	(9)
Short-Term Instruments
Argentina Treasury Bills	0	5	0	0	0	0	0	0	5	0
Totals	$2,230	$2,041	$(500)	$0	$0	$(469)	$0	$0	$3,302	$(468)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
				(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 12/31/2019	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$1,512	Proxy Pricing	Base Price	101.080
Warrants	2	Other Valuation Techniques(2)	-	-	—
Luxembourg
Corporate Bonds & Notes	1,392	Market Based Approach	Expected Recovery	47.609
	146	Other Valuation Techniques(2)	-	-
United Kingdom
Corporate Bonds & Notes	240	Other Valuation Techniques(2)	-	-	—
Virgin Islands (British)
Corporate Bonds & Notes	5	Proxy Pricing	Base Price	5.645	—
Short-Term Instruments
Argentina Treasury Bills	5	Proxy Pricing	Base Price	100.000	—
Total	$3,302

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 86.6% ¤
ARGENTINA 1.4%
CORPORATE BONDS & NOTES 0.0%
Pan American Energy LLC 42.636% (BADLARPP) due 11/20/2020 «~	ARS	93,119	$1,231
SOVEREIGN ISSUES 1.4%
Argentina Government International Bond
2.250% due 04/28/2020 (g)		1,159,004	10,127
4.000% due 03/06/2020 (g)		512,771	5,118
4.625% due 01/11/2023		$2,300	1,142
7.125% due 07/06/2036		3,200	1,555
15.500% due 10/17/2026	ARS	210,060	976
42.836% (BADLARPP + 2.000%) due 04/03/2022 ~		776,471	6,886
45.399% (BADLARPP + 3.250%) due 03/01/2020 ~		1,900	21
56.589% (ARLLMONP) due 06/21/2020 ~(a)		31,630	286
59.928% (BADLARPP) due 10/04/2022 ~(a)		58,125	1,026
Autonomous City of Buenos Aires Argentina
44.086% due 03/29/2024 ●		214,841	2,467
46.178% (BADLARPP + 3.750%) due 02/22/2028 ~		400,757	4,492
51.313% (BADLARPP + 5.000%) due 01/23/2022 ~(a)		135,440	1,696
Provincia de Buenos Aires 45.979% due 05/31/2022 ●		305,596	2,407
Provincia de Cordoba 7.125% due 06/10/2021		$1,000	745
			38,944
Total Argentina (Cost $96,304)			40,175
AUSTRALIA 0.1%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
RESIMAC Bastille Trust 2.554% due 12/05/2059 ●		$1,499	1,502
Total Australia (Cost $1,499)			1,502
BERMUDA 0.0%
CORPORATE BONDS & NOTES 0.0%
Aircastle Ltd.
5.125% due 03/15/2021		$200	207
5.500% due 02/15/2022		300	319
7.625% due 04/15/2020		200	203
Total Bermuda (Cost $718)			729
BRAZIL 15.1%
CORPORATE BONDS & NOTES 3.1%
Banco do Brasil S.A.
4.625% due 01/15/2025		$2,200	2,301
4.750% due 03/20/2024		3,000	3,155
4.875% due 04/19/2023		4,300	4,533
6.000% due 01/22/2020		5,370	5,388
Banco Votorantim S.A.
4.000% due 09/24/2022		7,600	7,752
4.500% due 09/24/2024		2,900	2,987
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		360	387
Centrais Eletricas Brasileiras S.A. 5.750% due 10/27/2021		700	732
Itau Unibanco Holding S.A.
4.500% due 11/21/2029 ●(i)		12,600	12,915
5.750% due 01/22/2021		500	515
Odebrecht Oil & Gas Finance Ltd.
0.000% due 01/30/2020 (e)(h)		69	1
0.000% due 01/31/2020 (e)(h)		809	8

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2019 (Unaudited)

Petrobras Global Finance BV
5.999% due 01/27/2028		3,800	4,340
6.125% due 01/17/2022		5,333	5,706
8.750% due 05/23/2026		3,400	4,372
Swiss Insured Brazil Power Finance SARL 9.850% due 07/16/2032	BRL	96,100	27,891
Vale Overseas Ltd. 6.250% due 08/10/2026		$1,500	1,763
Vale S.A. 3.750% due 01/10/2023	EUR	3,900	4,758
			89,504
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		$22,700	22,878
SOVEREIGN ISSUES 11.2%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2020 (e)	BRL	1,315,804	323,689
Total Brazil (Cost $423,569)			436,071
CANADA 0.3%
CORPORATE BONDS & NOTES 0.3%
Enbridge, Inc. 2.594% (US0003M + 0.700%) due 06/15/2020 ~		$9,600	9,617
Glencore Finance Canada Ltd. 4.950% due 11/15/2021		200	209
Total Canada (Cost $9,804)			9,826
CAYMAN ISLANDS 1.4%
ASSET-BACKED SECURITIES 0.4%
Garanti Diversified Payment Rights Finance Co. 4.684% due 10/09/2021 «●		$9,467	9,485
M360 Advisors LLC 4.395% due 07/24/2028		2,526	2,535
			12,020
CORPORATE BONDS & NOTES 1.0%
China Evergrande Group
6.250% due 06/28/2021		1,600	1,511
8.250% due 03/23/2022		6,200	5,824
CK Hutchison International Ltd. 2.875% due 04/05/2022		1,400	1,415
KSA Sukuk Ltd. 2.894% due 04/20/2022		9,600	9,767
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		659	657
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)		716	392
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		890	876
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		100	110
SPARC EM SPC Panama Metro Line SP 0.000% due 12/05/2022 (e)		698	672
Sunac China Holdings Ltd.
7.875% due 02/15/2022		3,500	3,640
8.350% due 04/19/2023		3,600	3,838
			28,702
Total Cayman Islands (Cost $40,013)			40,722
CHILE 2.3%
CORPORATE BONDS & NOTES 0.1%
Corp. Nacional del Cobre de Chile 3.000% due 07/17/2022		$1,700	1,721
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027		2,300	2,406
			4,127
SOVEREIGN ISSUES 2.2%
Bonos de la Tesoreria de la Republica en pesos 4.000% due 03/01/2023	CLP	20,890,000	29,296

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2019 (Unaudited)

Bonos de la Tesoreria de la Republica en Pesos 4.500% due 03/01/2026		14,060,000	20,647
Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030		8,395,000	12,758
6.000% due 01/01/2043		155,000	281
			62,982
Total Chile (Cost $67,551)			67,109
CHINA 2.6%
CORPORATE BONDS & NOTES 1.7%
Bank of China Ltd. 0.064% (EUR003M + 0.470%) due 11/22/2020 ~	EUR	1,900	2,133
Industrial & Commercial Bank of China Ltd.
0.192% (EUR003M + 0.600%) due 05/23/2020 ~		14,100	15,829
2.654% (US0003M + 0.750%) due 11/08/2020 ~		$19,050	19,088
Minmetals Bounteous Finance BVI Ltd. 3.500% due 07/30/2020		1,200	1,207
Sinopec Group Overseas Development Ltd.
2.250% due 09/13/2020		4,700	4,701
2.500% due 04/28/2020		4,650	4,653
State Grid Overseas Investment Ltd. 2.750% due 05/04/2022		1,800	1,820
			49,431
SOVEREIGN ISSUES 0.9%
China Development Bank
3.050% due 08/25/2026	CNY	31,000	4,330
3.180% due 04/05/2026		14,000	1,975
4.040% due 04/10/2027		81,000	11,961
China Government Bond
2.480% due 12/01/2020		5,000	717
4.080% due 10/22/2048		36,000	5,496
			24,479
Total China (Cost $74,915)			73,910
COLOMBIA 6.2%
CORPORATE BONDS & NOTES 0.5%
Empresas Publicas de Medellin ESP 8.375% due 11/08/2027	COP	47,353,000	15,243
SOVEREIGN ISSUES 5.7%
Bogota Distrito Capital 9.750% due 07/26/2028		60,000	21
Colombia Government International Bond
4.375% due 07/12/2021		$5,300	5,475
11.750% due 02/25/2020		100	101
Colombian TES 7.000% due 05/04/2022	COP	502,394,000	159,249
			164,846
Total Colombia (Cost $182,663)			180,089
COSTA RICA 0.1%
SOVEREIGN ISSUES 0.1%
Costa Rica Government International Bond 5.625% due 04/30/2043		$3,300	3,072
Total Costa Rica (Cost $2,963)			3,072
CZECH REPUBLIC 3.8%
SOVEREIGN ISSUES 3.8%
Czech Republic Government International Bond 1.920% (PRIB06M + -0.300%) due 12/09/2020 ~	CZK	2,500,000	110,727
Total Czech Republic (Cost $103,211)			110,727
DOMINICAN REPUBLIC 2.4%
SOVEREIGN ISSUES 2.4%
Dominican Republic International Bond
7.500% due 05/06/2021		$13,333	13,867
8.900% due 02/15/2023	DOP	454,400	8,547

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2019 (Unaudited)

9.750% due 06/05/2026		602,700	11,583
10.750% due 11/08/2029		57,400	1,122
11.000% due 12/04/2026		906,100	17,978
12.000% due 03/05/2032		750,000	15,839
Total Dominican Republic (Cost $72,572)			68,936
EGYPT 0.2%
SOVEREIGN ISSUES 0.2%
Egypt Government International Bond
5.750% due 04/29/2020		$3,200	3,239
6.125% due 01/31/2022		1,900	1,982
Total Egypt (Cost $5,183)			5,221
EL SALVADOR 0.1%
SOVEREIGN ISSUES 0.1%
El Salvador Government International Bond 7.750% due 01/24/2023		$2,700	2,971
Total El Salvador (Cost $2,926)			2,971
FRANCE 0.1%
CORPORATE BONDS & NOTES 0.1%
BNP Paribas S.A. 4.705% due 01/10/2025 ●		$2,200	2,382
Danone S.A. 3.000% due 06/15/2022		400	409
mFinance France S.A. 2.000% due 11/26/2021	EUR	100	116
Pernod Ricard S.A.
4.450% due 01/15/2022		$450	471
5.750% due 04/07/2021		200	209
Total France (Cost $3,474)			3,587
GERMANY 2.4%
CORPORATE BONDS & NOTES 2.4%
Deutsche Bank AG
0.105% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	1,100	1,231
1.875% due 02/28/2020	GBP	400	530
2.971% (US0003M + 0.970%) due 07/13/2020 ~		$24,200	24,223
3.192% (US0003M + 1.290%) due 02/04/2021 ~		200	200
4.250% due 10/14/2021		38,400	39,494
5.000% due 02/14/2022		4,900	5,118
Total Germany (Cost $69,430)			70,796
GHANA 0.1%
SOVEREIGN ISSUES 0.1%
Ghana Government International Bond 7.875% due 08/07/2023		$2,485	2,735
Total Ghana (Cost $2,597)			2,735
GUATEMALA 0.7%
SOVEREIGN ISSUES 0.7%
Guatemala Government International Bond 5.750% due 06/06/2022		$19,600	20,954
Total Guatemala (Cost $20,257)			20,954
HONG KONG 0.4%
CORPORATE BONDS & NOTES 0.4%
China Shenhua Overseas Capital Co. Ltd. 3.125% due 01/20/2020		$1,400	1,400
CNOOC Finance Australia Pty. Ltd. 2.625% due 05/05/2020		1,900	1,902
Eastern Creation Investment Holdings Ltd. 2.750% due 09/26/2020		9,300	9,319

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2019 (Unaudited)

Total Hong Kong (Cost $12,549)			12,621
HUNGARY 4.1%
SOVEREIGN ISSUES 4.1%
Hungary Government International Bond
1.500% due 08/24/2022	HUF	27,997,500	97,910
2.750% due 12/22/2026		5,182,300	19,138
3.000% due 08/21/2030		306,800	1,137
Total Hungary (Cost $117,350)			118,185
INDIA 1.9%
CORPORATE BONDS & NOTES 1.9%
ICICI Bank Ltd. 3.500% due 03/18/2020		$11,700	11,724
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		7,100	7,298
State Bank of India
2.993% (US0003M + 0.950%) due 04/06/2020 ~		28,230	28,255
4.000% due 01/24/2022		8,800	9,038
Total India (Cost $56,015)			56,315
INDONESIA 1.6%
CORPORATE BONDS & NOTES 1.5%
Indonesia Asahan Aluminium Persero PT 5.230% due 11/15/2021		$11,400	11,970
Pertamina Persero PT 5.250% due 05/23/2021		28,400	29,575
Perusahaan Listrik Negara PT 5.500% due 11/22/2021		1,100	1,166
			42,711
SOVEREIGN ISSUES 0.1%
Perusahaan Penerbit SBSN Indonesia 3.400% due 03/29/2022		2,000	2,047
Total Indonesia (Cost $43,626)			44,758
IRELAND 0.6%
ASSET-BACKED SECURITIES 0.0%
Toro European CLO 3 DAC 0.650% due 04/15/2030 ●	EUR	900	1,010
CORPORATE BONDS & NOTES 0.6%
ABH Financial Ltd. Via Alfa Holding Issuance PLC 2.626% due 04/28/2020		8,400	9,497
AerCap Ireland Capital DAC
4.450% due 12/16/2021		$2,150	2,241
4.500% due 05/15/2021		300	310
4.625% due 10/30/2020		500	510
5.000% due 10/01/2021		200	210
GE Capital European Funding Unlimited Co.
0.000% due 01/21/2020 ●	EUR	200	224
0.000% due 05/17/2021 ●		100	112
0.800% due 01/21/2022		1,200	1,364
2.250% due 07/20/2020		500	569
4.350% due 11/03/2021		400	484
GE Capital International Funding Co. Unlimited Co. 2.342% due 11/15/2020		$200	200
Russian Railways via RZD Capital PLC 3.450% due 10/06/2020		1,700	1,715
			17,436
Total Ireland (Cost $18,999)			18,446
ISRAEL 0.3%
CORPORATE BONDS & NOTES 0.3%
Delek & Avner Tamar Bond Ltd. 5.082% due 12/30/2023		$8,880	9,265

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2019 (Unaudited)

Total Israel (Cost $9,093)			9,265
ITALY 0.2%
CORPORATE BONDS & NOTES 0.2%
Banca Carige SpA 1.092% (EUR003M + 1.500%) due 05/25/2060 ~	EUR	5,300	5,964
Total Italy (Cost $5,911)			5,964
JAPAN 0.5%
CORPORATE BONDS & NOTES 0.5%
Central Nippon Expressway Co. Ltd. 2.431% (US0003M + 0.540%) due 08/04/2020 ~		$12,800	12,817
Mitsubishi UFJ Lease & Finance Co. Ltd. 2.250% due 09/07/2021		200	200
Total Japan (Cost $13,009)			13,017
JERSEY, CHANNEL ISLANDS 0.3%
ASSET-BACKED SECURITIES 0.3%
ARTS Ltd. 3.674% due 09/15/2021 «●		$7,296	7,236
Total Jersey, Channel Islands (Cost $7,222)			7,236
KAZAKHSTAN 0.3%
CORPORATE BONDS & NOTES 0.3%
Development Bank of Kazakhstan JSC 8.950% due 05/04/2023	KZT	3,125,750	7,748
Total Kazakhstan (Cost $9,495)			7,748
LITHUANIA 0.0%
SOVEREIGN ISSUES 0.0%
Lithuania Government International Bond 7.375% due 02/11/2020		$500	503
Total Lithuania (Cost $502)			503
LUXEMBOURG 1.0%
CORPORATE BONDS & NOTES 1.0%
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 «(b)		$1,674	697
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020		3,300	3,305
5.338% due 09/25/2020	GBP	8,800	12,006
5.999% due 01/23/2021		$4,280	4,453
QGOG Constellation S.A. 9.000% due 11/09/2024 «		201	0
Sberbank of Russia Via SB Capital S.A.
5.125% due 10/29/2022		2,100	2,227
5.250% due 05/23/2023 (i)		400	429
5.717% due 06/16/2021		4,700	4,929
6.125% due 02/07/2022		200	214
Total Luxembourg (Cost $28,075)			28,260
MAURITIUS 0.3%
CORPORATE BONDS & NOTES 0.3%
Azure Power Energy Ltd. 5.500% due 11/03/2022		$1,800	1,840
Greenko Dutch BV 4.875% due 07/24/2022		250	251
Greenko Solar Mauritius Ltd. 5.950% due 07/29/2026		6,350	6,419

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2019 (Unaudited)

Total Mauritius (Cost $8,470)			8,510
MEXICO 5.2%
CORPORATE BONDS & NOTES 0.3%
America Movil S.A.B. de C.V. 6.450% due 12/05/2022	MXN	106,300	5,468
Corp. GEO S.A.B. de C.V. 9.250% due 06/30/2020 ^«(c)		$630	0
Petroleos Mexicanos 7.650% due 11/24/2021	MXN	81,640	4,222
			9,690
SOVEREIGN ISSUES 4.9%
Mexico Government International Bond 7.250% due 12/09/2021		2,663,800	142,178
Total Mexico (Cost $153,314)			151,868
MONGOLIA 0.2%
SOVEREIGN ISSUES 0.2%
Mongolia Government International Bond 5.625% due 05/01/2023		$6,548	6,754
Total Mongolia (Cost $6,652)			6,754
NETHERLANDS 0.2%
ASSET-BACKED SECURITIES 0.0%
Penta CLO BV 0.790% due 08/04/2028 ●	EUR	322	361
CORPORATE BONDS & NOTES 0.2%
Cooperatieve Rabobank UA
5.500% due 06/29/2020 ●(h)(i)		1,400	1,610
6.625% due 06/29/2021 ●(h)(i)		400	488
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021		$400	400
NXP BV 3.875% due 09/01/2022		600	623
Syngenta Finance NV 3.698% due 04/24/2020		1,200	1,204
Waha Aerospace BV 3.925% due 07/28/2020		52	52
			4,377
Total Netherlands (Cost $4,677)			4,738
OMAN 0.1%
SOVEREIGN ISSUES 0.1%
Oman Government International Bond 4.875% due 02/01/2025		$3,900	4,043
Total Oman (Cost $3,912)			4,043
PERU 1.7%
CORPORATE BONDS & NOTES 0.4%
Banco de Credito del Peru
4.650% due 09/17/2024	PEN	28,500	8,689
4.850% due 10/30/2020		9,635	2,938
			11,627
SOVEREIGN ISSUES 1.3%
Fondo MIVIVIENDA S.A. 7.000% due 02/14/2024		9,600	3,228

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2019 (Unaudited)

Peru Government International Bond 8.200% due 08/12/2026		85,600	32,876
			36,104
Total Peru (Cost $45,051)			47,731
QATAR 1.3%
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.2%
Qatar National Bank SAQ 2.799% (LIBOR03M + 0.900%) due 12/22/2020 «~		$10,000	10,020
State Of Qatar 2.721% - 2.996% (LIBOR03M + 0.800%) due 12/21/2020 «~		18,200	18,200
State of Qatar 2.996% (LIBOR03M + 0.800%) due 12/21/2020 «~		7,600	7,600
			35,820
SOVEREIGN ISSUES 0.1%
Qatar Government International Bond
4.500% due 01/20/2022		1,900	1,994
5.250% due 01/20/2020		1,200	1,203
			3,197
Total Qatar (Cost $38,774)			39,017
RUSSIA 0.9%
SOVEREIGN ISSUES 0.9%
Russia Government International Bond
7.250% due 05/10/2034	RUB	398,600	6,920
7.600% due 04/14/2021		3,500	58
7.650% due 04/10/2030		719,200	12,788
7.700% due 03/23/2033		408,200	7,344
Total Russia (Cost $25,426)			27,110
SAUDI ARABIA 0.5%
CORPORATE BONDS & NOTES 0.5%
Saudi Arabian Oil Co. 2.750% due 04/16/2022		$12,900	13,043
Total Saudi Arabia (Cost $12,872)			13,043
SINGAPORE 0.0%
CORPORATE BONDS & NOTES 0.0%
BOC Aviation Ltd. 2.375% due 09/15/2021		$600	598
Total Singapore (Cost $590)			598
SOUTH AFRICA 0.8%
CORPORATE BONDS & NOTES 0.5%
AngloGold Ashanti Holdings PLC 5.375% due 04/15/2020		$7,460	7,517
Eskom Holdings SOC Ltd. 5.750% due 01/26/2021		7,670	7,704
			15,221
SOVEREIGN ISSUES 0.3%
South Africa Government International Bond 7.750% due 02/28/2023	ZAR	103,700	7,510
Total South Africa (Cost $22,398)			22,731
SOUTH KOREA 0.1%
SOVEREIGN ISSUES 0.1%
Export-Import Bank of Korea 4.250% due 05/21/2020	AUD	600	426
Korea Hydro & Nuclear Power Co. Ltd. 4.750% due 07/13/2021		$1,100	1,142
Korea National Oil Corp. 2.547% (US0003M + 0.600%) due 03/27/2020 ~		600	600

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2019 (Unaudited)

Total South Korea (Cost $2,213)			2,168
SUPRANATIONAL 0.3%
CORPORATE BONDS & NOTES 0.3%
Banque Ouest Africaine de Developpement 5.500% due 05/06/2021		$7,042	7,311
Total Supranational (Cost $7,285)			7,311
SWEDEN 0.2%
CORPORATE BONDS & NOTES 0.2%
Castellum AB 2.125% due 11/20/2023	EUR	4,600	5,492
Total Sweden (Cost $5,338)			5,492
TANZANIA 0.1%
SOVEREIGN ISSUES 0.1%
Tanzania Government International Bond 7.989% (US0006M + 6.000%) due 03/09/2020 ~		$2,733	2,767
Total Tanzania (Cost $2,740)			2,767
TUNISIA 0.0%
SOVEREIGN ISSUES 0.0%
Banque Centrale de Tunisie International Bond 4.500% due 06/22/2020	EUR	100	113
Total Tunisia (Cost $110)			113
UKRAINE 0.4%
SOVEREIGN ISSUES 0.4%
Ukraine Government International Bond
7.750% due 09/01/2020		$3,700	3,814
7.750% due 09/01/2021		1,100	1,166
7.750% due 09/01/2022		6,500	7,028
Total Ukraine (Cost $11,485)			12,008
UNITED ARAB EMIRATES 0.3%
SOVEREIGN ISSUES 0.3%
Emirate of Abu Dhabi Government International Bond 2.500% due 10/11/2022		$8,900	9,021
Total United Arab Emirates (Cost $8,883)			9,021
UNITED KINGDOM 3.1%
CORPORATE BONDS & NOTES 0.5%
Afren PLC 15.000% due 04/25/2049 ^«(c)(j)		$13,145	1,638
Barclays Bank PLC 10.000% due 05/21/2021	GBP	100	147
Barclays PLC 8.000% due 12/15/2020 ●(h)(i)	EUR	200	240
HSBC Holdings PLC 4.583% due 06/19/2029 ●		$300	335
Imperial Brands Finance PLC 3.750% due 07/21/2022		200	206
Lloyds Banking Group PLC 6.375% due 06/27/2020 ●(h)(i)	EUR	600	691
Royal Bank of Scotland Group PLC
4.269% due 03/22/2025 ●		$7,100	7,542
4.445% due 05/08/2030 ●		300	331
4.892% due 05/18/2029 ●		300	339
Ukreximbank Via Biz Finance PLC 16.500% due 03/02/2021	UAH	88,300	3,774
			15,243
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.6%
Towd Point Mortgage Funding 0.000% due 07/20/2045 ●	GBP	12,400	16,425

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2019 (Unaudited)

Towd Point Mortgage Funding PLC 1.820% due 10/20/2051 ●		24,179	32,214
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (e)		0	1,186
1.600% due 12/21/2049 ●		14,821	19,644
2.300% due 12/21/2049 ●		1,701	2,258
2.800% due 12/21/2049 ●		850	1,133
3.300% due 12/21/2049 ●		486	650
3.800% due 12/21/2049 ●		486	642
			74,152
Total United Kingdom (Cost $99,233)			89,395
UNITED STATES 12.8%
ASSET-BACKED SECURITIES 6.1%
Accredited Mortgage Loan Trust 2.827% due 04/25/2035 ●		$525	528
ACE Securities Corp. Home Equity Loan Trust 1.942% due 07/25/2036 ●		2,116	995
AFC Home Equity Loan Trust 2.572% due 02/25/2029 ●		122	119
Argent Mortgage Loan Trust 2.272% due 05/25/2035 ●		419	403
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.842% due 12/25/2033 ●		4,620	4,615
Asset-Backed Securities Corp. Home Equity Loan Trust 1.962% due 03/25/2036 ●		339	338
Bayview Opportunity Master Fund Trust 3.967% due 03/28/2034 þ		2,977	2,984
Bear Stearns Asset-Backed Securities Trust
2.842% due 08/25/2037 ●		1,512	1,318
3.967% due 01/25/2035 ●		1,511	1,510
4.276% due 07/25/2036 ~		84	84
Citigroup Mortgage Loan Trust 1.852% due 07/25/2045 ●		108	84
Countrywide Asset-Backed Certificates 1.982% due 11/25/2037 ●		2,160	2,084
Countrywide Asset-Backed Certificates Trust
1.942% due 03/25/2047 ^●		313	309
2.542% due 11/25/2035 ●		4,490	4,487
Crecera Americas LLC 0.000% due 07/31/2022 «●	COP	34,000,000	10,337
Credit Acceptance Auto Loan Trust 2.380% due 11/15/2028		$4,150	4,148
Credit Suisse Mortgage Capital Trust 2.692% due 10/25/2036 ●		10,877	10,905
Credit-Based Asset Servicing & Securitization LLC 1.912% due 07/25/2037 ●		35	23
DT Auto Owner Trust 2.170% due 05/15/2023		12,653	12,659
ECMC Group Student Loan Trust 2.842% due 05/25/2067 ●		1,840	1,835
Educational Funding Co. LLC 2.190% due 10/25/2029 ●		116	116
FBR Securitization Trust 2.497% due 11/25/2035 ●		13,758	13,367
Fremont Home Loan Trust
1.942% due 10/25/2036 ●		3,542	1,739
2.032% due 08/25/2036 ●		2,780	1,193
GE-WMC Mortgage Securities Trust 1.832% due 08/25/2036 ●		29	17
GLS Auto Receivables Issuer Trust 2.470% due 11/15/2023		14,476	14,496
GSAA Home Equity Trust 2.092% due 05/25/2047 ●		209	166
GSAMP Trust 1.862% due 12/25/2036 ●		103	60
HSI Asset Loan Obligation Trust 1.852% due 12/25/2036 ●		40	18
HSI Asset Securitization Corp. Trust 1.932% due 01/25/2037 ●		1,396	1,112
JPMorgan Mortgage Acquisition Corp.
2.132% due 02/25/2036 ^●		800	790
2.442% due 12/25/2035 ●		8,091	7,796
JPMorgan Mortgage Acquisition Trust 1.902% due 08/25/2036 ●		1,636	1,213
Lehman XS Trust 5.240% due 01/25/2036 ^þ		3,166	3,168
MASTR Asset-Backed Securities Trust
1.842% due 01/25/2037 ●		193	77
2.012% due 11/25/2036 ●		1,376	972

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2019 (Unaudited)

Morgan Stanley ABS Capital, Inc. Trust
2.022% due 11/25/2036 ●	9,618	6,727
2.452% due 11/25/2035 ●	4,495	4,413
2.557% due 01/25/2035 ●	185	184
Morgan Stanley Mortgage Loan Trust
2.022% due 02/25/2037 ●	239	108
5.988% due 11/25/2036 ^þ	1,230	529
New Century Home Equity Loan Trust 1.972% due 05/25/2036 ●	265	252
Option One Mortgage Loan Trust
2.012% due 04/25/2037 ●	351	284
2.012% due 05/25/2037 ●	621	455
RAAC Trust 2.058% due 02/25/2046 ●	8,804	8,620
Residential Asset Securities Corp. Trust 2.432% due 08/25/2035 ●	318	316
Securitized Asset-Backed Receivables LLC Trust
1.852% due 12/25/2036 ^●	276	87
1.872% due 11/25/2036 ^●	163	62
2.082% due 12/25/2035 ●	999	985
SLM Private Education Loan Trust 3.240% due 03/15/2032 ●	21,841	21,939
Soundview Home Loan Trust
1.942% due 03/25/2037 ●	907	878
1.972% due 02/25/2037 ●	1,640	616
2.142% due 03/25/2036 ●	1,800	1,768
2.692% due 10/25/2037 ●	577	496
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ	958	959
Structured Asset Securities Corp. Mortgage Loan Trust 1.962% due 12/25/2036 ●	16,074	15,658
Towd Point Mortgage Trust 2.792% due 10/25/2059 ●	3,333	3,345
Vericrest Opportunity Loan Transferee LLC 3.125% due 09/25/2047 þ	460	462
Wells Fargo Home Equity Asset-Backed Securities Trust 2.112% due 03/25/2037 ●	1,500	1,326
		176,534
CORPORATE BONDS & NOTES 4.0%
Ally Financial, Inc.
4.125% due 03/30/2020	300	302
7.500% due 09/15/2020	300	311
8.000% due 03/15/2020	400	404
AT&T, Inc. 2.651% (US0003M + 0.650%) due 01/15/2020 ~	700	700
Aviation Capital Group LLC
2.875% due 01/20/2022	500	504
3.875% due 05/01/2023	200	207
BAT Capital Corp.
2.499% due 08/14/2020 ●	7,700	7,714
2.764% due 08/15/2022	100	101
Broadcom Corp. 3.000% due 01/15/2022	500	507
Charter Communications Operating LLC 3.579% due 07/23/2020	100	101
CIMIC Group Ltd. 0.000% due 03/24/2020 (j)	10,600	10,502
Comcast Corp. 2.349% (US0003M + 0.440%) due 10/01/2021 ~	200	201
Conagra Brands, Inc. 3.800% due 10/22/2021	400	413
Continental Resources, Inc. 5.000% due 09/15/2022	69	70
CVS Health Corp. 2.515% (US0003M + 0.630%) due 03/09/2020 ~	1,209	1,210
D.R. Horton, Inc.
2.550% due 12/01/2020	100	100
4.375% due 09/15/2022	300	314
Dell International LLC 4.420% due 06/15/2021	300	309
Delta Air Lines, Inc. 3.400% due 04/19/2021	2,900	2,941
Duke Energy Corp. 3.050% due 08/15/2022	600	614
EMC Corp. 2.650% due 06/01/2020	300	300
Energy Transfer Operating LP
4.650% due 06/01/2021	200	206
5.200% due 02/01/2022	100	105
Energy Transfer Partners LP 5.875% due 03/01/2022	100	106

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2019 (Unaudited)

EQT Corp. 2.500% due 10/01/2020		100	100
Ford Motor Credit Co. LLC
2.677% (US0003M + 0.790%) due 06/12/2020 ~		200	200
2.853% (US0003M + 0.810%) due 04/05/2021 ~		200	199
2.982% (US0003M + 1.080%) due 08/03/2022 ~		400	394
3.012% (US0003M + 1.000%) due 01/09/2020 ~		6,860	6,861
3.550% due 10/07/2022		2,400	2,436
4.593% (US0003M + 2.550%) due 01/07/2021 ~		3,400	3,449
General Electric Co.
0.000% due 05/28/2020 ●	EUR	100	112
0.375% due 05/17/2022		400	449
5.550% due 05/04/2020		$200	202
General Motors Financial Co., Inc.
2.448% (US0003M + 0.540%) due 11/06/2020 ~		100	100
2.862% (US0003M + 0.850%) due 04/09/2021 ~		2,900	2,906
3.033% (US0003M + 0.990%) due 01/05/2023 ~		100	99
3.536% (US0003M + 1.550%) due 01/14/2022 ~		100	101
Goldman Sachs Group, Inc. 3.046% (US0003M + 1.110%) due 04/26/2022 ~		700	707
Goodman U.S. Finance One LLC 6.375% due 04/15/2021		700	734
International Lease Finance Corp.
4.625% due 04/15/2021		200	206
8.250% due 12/15/2020		600	634
JPMorgan Chase Bank N.A. 2.276% (US0003M + 0.340%) due 04/26/2021 ~		19,400	19,411
Keurig Dr Pepper, Inc. 3.551% due 05/25/2021		300	306
Kraft Heinz Foods Co. 2.800% due 07/02/2020		13	13
Marriott International, Inc. 2.507% (US0003M + 0.600%) due 12/01/2020 ~		7,400	7,425
Marsh & McLennan Cos., Inc. 3.161% (US0003M + 1.200%) due 12/29/2021 ~		700	701
Microchip Technology, Inc. 3.922% due 06/01/2021		200	205
Morgan Stanley
2.883% (US0003M + 0.930%) due 07/22/2022 ~		100	101
3.146% (US0003M + 1.180%) due 01/20/2022 ~		400	404
Navient Corp. 5.875% due 03/25/2021		100	104
Nissan Motor Acceptance Corp.
2.150% due 09/28/2020		100	100
2.550% due 03/08/2021		100	100
2.650% due 07/13/2022		100	100
2.891% (US0003M + 0.890%) due 01/13/2022 ~		5,700	5,730
Penske Truck Leasing Co. LP
3.650% due 07/29/2021		300	307
4.250% due 01/17/2023		200	211
QGOG Constellation S.A. 9.000% due 11/09/2024 «		1,256	0
Rio Oil Finance Trust
9.250% due 07/06/2024		6,402	7,189
9.750% due 01/06/2027		1,176	1,394
Sabine Pass Liquefaction LLC 5.625% due 02/01/2021		200	206
Sempra Energy 2.344% (US0003M + 0.450%) due 03/15/2021 ~		9,200	9,205
Southern Co.
2.350% due 07/01/2021		200	201
2.750% due 06/15/2020		100	100
Spectra Energy Partners LP 2.592% (US0003M + 0.700%) due 06/05/2020 ~		6,900	6,913
Sprint Communications, Inc.
6.000% due 11/15/2022		100	105
7.000% due 08/15/2020		100	102
Sprint Corp.
7.250% due 09/15/2021		400	424
7.875% due 09/15/2023		800	884
Sunoco Logistics Partners Operations LP 4.650% due 02/15/2022		100	104
Volkswagen Group of America Finance LLC
2.795% (US0003M + 0.860%) due 09/24/2021 ~		1,100	1,108
2.841% (US0003M + 0.940%) due 11/12/2021 ~		200	202
Wells Fargo & Co. 2.625% due 07/22/2022		100	102

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2019 (Unaudited)

Westinghouse Air Brake Technologies Corp. 3.194% (US0003M + 1.050%) due 09/15/2021 ~	3,800	3,801
		115,389
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
PG&E Corp.
2.250% - 3.970% due 12/31/2020 «µ	975	979
2.250% - 3.970% (LIBOR03M + 2.250%) due 12/31/2020 «~	2,925	2,936
		3,915
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.6%
American Home Mortgage Investment Trust 2.192% due 03/25/2046 ●	2,445	2,354
Banc of America Mortgage Trust 4.700% due 07/25/2034 ~	81	84
BCAP LLC Trust 3.672% due 05/26/2037 ~	4,655	4,203
Chase Mortgage Finance Trust 5.500% due 11/25/2035	410	396
Citigroup Mortgage Loan Trust
3.228% due 09/25/2059 þ	10,203	10,230
3.258% due 04/25/2066 ~	356	358
CitiMortgage Alternative Loan Trust 2.442% due 10/25/2036 ●	1,464	1,198
Countrywide Alternative Loan Trust
1.952% due 09/25/2047 ●	1,086	1,077
2.072% due 12/25/2035 ●	51	51
2.142% due 05/25/2036 ^●	1,700	998
3.976% due 10/25/2035 ^~	32	28
6.000% due 04/25/2037	816	688
6.000% due 07/25/2037	1,112	810
Countrywide Home Loan Mortgage Pass-Through Trust
2.062% due 04/25/2046 ●	441	188
3.502% due 02/20/2036 ^~	73	63
4.177% due 04/20/2035 ~	213	215
6.000% due 07/25/2036	1,040	860
Credit Suisse First Boston Mortgage Securities Corp. 4.031% due 06/25/2033 ~	296	298
Credit Suisse Mortgage Capital Certificates Trust 3.322% due 10/25/2058 ~	4,682	4,698
Credit Suisse Mortgage Capital Trust
3.318% due 12/25/2059 ~	1,000	1,001
3.319% due 10/27/2059 ~	1,393	1,395
Downey Savings & Loan Association Mortgage Loan Trust 1.954% due 10/19/2036 ●	704	634
GSMPS Mortgage Loan Trust 2.142% due 01/25/2036 ●	236	207
HarborView Mortgage Loan Trust 4.239% due 10/19/2035 ●	366	281
IndyMac Mortgage Loan Trust
1.972% due 02/25/2037 ●	611	566
2.432% due 07/25/2045 ●	296	279
JPMorgan Resecuritization Trust 2.500% due 03/25/2056	535	522
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ	3,975	3,978
Merrill Lynch Mortgage Investors Trust 4.372% due 11/25/2035 ●	1,083	1,112
Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	580	584
2.750% due 08/25/2059 ~	6,003	6,043
Mortgage Equity Conversion Asset Trust 2.030% due 05/25/2042 ●	1,415	1,331
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	14,519	14,532
New York Mortgage Trust 2.332% due 04/25/2035 ●	3,084	3,051
Residential Accredit Loans, Inc. Trust 3.255% due 10/25/2037 ~	1,852	1,748
Structured Adjustable Rate Mortgage Loan Trust 4.209% due 07/25/2034 ~	709	717
Structured Asset Mortgage Investments Trust
2.092% due 02/25/2037 ●	2,016	1,945
2.164% due 04/19/2035 ●	792	792
Structured Asset Securities Corp. Mortgage Loan Trust 6.000% due 10/25/2036	262	265
SunTrust Adjustable Rate Mortgage Loan Trust 4.186% due 10/25/2037 ^~	1,826	1,774
Thornburg Mortgage Securities Trust 3.252% due 06/25/2047 ^●	635	594
WaMu Mortgage Pass-Through Certificates Trust
2.162% due 05/25/2034 ●	271	248

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2019 (Unaudited)

3.946% due 02/25/2037 ^~		659	657
4.212% due 03/25/2037 ~		120	121
Wells Fargo Mortgage-Backed Securities Trust 4.638% due 10/25/2036 ~		861	828
			74,002
U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
3.380% due 11/01/2035 ●		17	17
3.527% due 06/01/2043 - 07/01/2044 ●		139	140
3.788% due 09/01/2035 ●		51	54
4.037% due 11/01/2035 ●		33	34
4.705% due 09/01/2035 ●		3	3
Freddie Mac
1.932% due 09/25/2031 ●		85	84
4.252% due 08/01/2035 ●		5	5
			337
Total United States (Cost $367,565)			370,177
VIRGIN ISLANDS (BRITISH) 0.3%
CORPORATE BONDS & NOTES 0.3%
Gold Fields Orogen Holdings BVI Ltd. 4.875% due 10/07/2020		$3,947	4,011
Rosneft Finance S.A. 7.250% due 02/02/2020		4,350	4,372
Total Virgin Islands (British) (Cost $8,331)			8,383
SHORT-TERM INSTRUMENTS 7.3%
CERTIFICATES OF DEPOSIT 0.6%
Emirates NBD PJSC
2.850% due 05/04/2020		$8,800	8,820
3.000% due 03/06/2020		8,600	8,613
			17,433
REPURCHASE AGREEMENTS (k) 0.1%			1,860
SHORT-TERM NOTES 0.1%
NIGERIA OPEN MARKET OPERATION BILLS 13.300% due 09/10/2020	NGN	1,150,000	2,885
ARGENTINA TREASURY BILLS 0.3%
69.383% due 02/26/2020 - 10/29/2020 (d)(e)	ARS	640,267	7,294
CZECH REPUBLIC TREASURY BILLS 0.1%
(0.101)% due 01/10/2020 (e)(f)	CZK	74,000	3,264
JAPAN TREASURY BILLS 2.0%
(0.450)% due 01/10/2020 (e)(f)	JPY	6,240,000	57,430
MEXICO TREASURY BILLS 1.4%
7.389% due 01/09/2020 - 02/06/2020 (d)(e)	MXN	788,300	41,522
NIGERIA TREASURY BILLS 0.5%
14.376% due 09/03/2020 - 09/17/2020 (d)	NGN	6,151,300	15,450
SOUTH AFRICA TREASURY BILLS 1.3%
7.263% due 03/11/2020 - 06/17/2020 (d)(e)	ZAR	548,000	38,616
U.S. TREASURY BILLS 0.9%
1.554% due 02/06/2020 - 02/27/2020 (d)(e)(m)(o)		$27,339	27,293

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2019 (Unaudited)

Total Short-Term Instruments (Cost $219,227)		213,047
Total Investments in Securities (Cost $2,556,041)		2,507,475
	SHARES
INVESTMENTS IN AFFILIATES 12.1%
SHORT-TERM INSTRUMENTS 12.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.1%
PIMCO Short Asset Portfolio	29,880,755	297,493
PIMCO Short-Term Floating NAV Portfolio III	5,343,848	52,867
Total Short-Term Instruments (Cost $350,326)		350,360
Total Investments in Affiliates (Cost $350,326)		350,360
Total Investments 98.7% (Cost $2,906,367)		$2,857,835
Financial Derivative Instruments (l)(n) 1.0%(Cost or Premiums, net $(12,549))		28,608
Other Assets and Liabilities, net 0.3%		9,921
Net Assets 100.0%		$2,896,364

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Afren PLC	15.000%	04/25/2049	04/30/2015	$12,993	$1,638	0.06%
CIMIC Group Ltd.	0.000	03/24/2020	09/27/2019	10,497	10,502	0.36
				$23,490	$12,140	0.42%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$1,860	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(1,899)	$1,860	$1,860
Total Repurchase Agreements						$(1,899)	$1,860	$1,860

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (0.5)%
U.S. Government Agencies (0.5)%
Uniform Mortgage-Backed Security, TBA	5.000%	01/01/2050	$12,000	$(12,821)	$(12,832)
Uniform Mortgage-Backed Security, TBA	6.000	01/01/2050	2,000	(2,202)	(2,205)
Total Short Sales (0.5)%				$(15,023)	$(15,037)

(1)	Includes accrued interest.
The average amount of borrowings outstanding during the period ended December 31, 2019 was $(101) at a weighted average interest rate of 1.500%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2019 (Unaudited)

PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	$144.500	02/21/2020	138	$138	$1	$0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	145.000	02/21/2020	24	24	1	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond March 2020 Futures	135.000	02/21/2020	1	1	0	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond March 2020 Futures	240.000	02/21/2020	23	23	0	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond March 2020 Futures	245.000	02/21/2020	7	7	0	0
Total Purchased Options					$2	$0

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury Ultra Long-Term Bond March Futures	03/2020	1	$182	$(4)	$0	$(1)
SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2020	162	$(20,804)	$180	$18	$0
Total Futures Contracts				$176	$18	$(1)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2020	0.347%	$600	$(17)	$21	$4	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2023	0.652	100	(5)	6	1	0	0
						$(22)	$27	$5	$0	$0

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	5.085%	Maturity	01/02/2020	BRL	98,200	$0	$(6)	$(6)	$0	$0
Receive	1-Year BRL-CDI	6.000	Maturity	01/02/2020		186,300	0	(109)	(109)	0	0
Receive	1-Year BRL-CDI	6.005	Maturity	01/02/2020		58,700	0	(34)	(34)	0	0
Pay	1-Year BRL-CDI	6.250	Maturity	01/02/2020		111,700	35	64	99	0	0
Pay	1-Year BRL-CDI	6.360	Maturity	01/02/2020		65,900	30	37	67	0	0
Pay	1-Year BRL-CDI	5.780	Maturity	07/01/2020		152,800	0	297	297	0	0
Receive	1-Year BRL-CDI	6.320	Maturity	07/01/2020		75,000	(11)	(229)	(240)	0	0
Receive	1-Year BRL-CDI	4.500	Maturity	01/04/2021		820,800	77	143	220	0	(3)
Receive	1-Year BRL-CDI	6.930	Maturity	01/04/2021		140,000	0	(986)	(986)	2	0
Pay	1-Year BRL-CDI	7.050	Maturity	01/04/2021		205,500	20	1,539	1,559	0	(2)
Receive	1-Year BRL-CDI	7.425	Maturity	07/01/2021		66,000	0	(702)	(702)	1	0
Receive	1-Year BRL-CDI	7.450	Maturity	01/03/2022		200	(1)	(1)	(2)	0	0
Pay	1-Year BRL-CDI	5.440	Maturity	01/02/2023		135,700	(139)	(60)	(199)	8	0
Pay	1-Year BRL-CDI	6.675	Maturity	01/02/2023		77,300	638	(119)	519	1	0
Pay	1-Year BRL-CDI	6.810	Maturity	01/02/2025		9,800	3	53	56	0	0
Pay	1-Year BRL-CDI	7.480	Maturity	01/02/2025		4,700	0	57	57	0	0
Pay	1-Year BRL-CDI	6.520	Maturity	01/04/2027		127,600	224	(172)	52	6	0
Receive	1-Year BRL-CDI	6.950	Maturity	01/04/2027		300	0	(2)	(2)	0	0
Receive	1-Year BRL-CDI	8.640	Maturity	01/04/2027		15,900	(214)	(168)	(382)	6	0
Pay	1-Year BRL-CDI	8.910	Maturity	01/04/2027		8,600	114	119	233	0	(4)
Receive	1-Year BRL-CDI	9.600	Maturity	01/04/2027		120,300	2	(4,531)	(4,529)	75	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2019 (Unaudited)

Receive	3-Month COP-IBR Compounded-OIS	4.340	Quarterly	10/23/2021	COP	44,400,000	0	10	10	0	0
Receive	3-Month COP-IBR Compounded-OIS	4.390	Quarterly	05/04/2022		54,957,300	0	22	22	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	4.290	Quarterly	10/10/2022		16,725,500	0	29	29	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	4.495	Quarterly	10/10/2024		10,487,900	0	(39)	(39)	1	0
Receive	3-Month COP-IBR Compounded-OIS	4.780	Quarterly	09/30/2026		50,000,000	0	242	242	0	(31)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021		$85,500	185	159	344	33	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		278,100	(6,146)	1,780	(4,366)	101	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2022		48,100	(1,270)	137	(1,133)	28	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		7,030	(62)	142	80	8	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		21,600	(1,241)	447	(794)	23	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		2,100	118	(185)	(67)	6	0
Receive	3-Month ZAR-JIBAR	6.670	Quarterly	12/13/2022	ZAR	112,300	0	(1)	(1)	10	0
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		22,100	0	24	24	0	(5)
Receive	6-Month CLP-CHILIBOR	1.755	Semi-Annual	10/16/2022	CLP	17,968,600	0	63	63	0	(1)
Receive	6-Month CLP-CHILIBOR	2.110	Semi-Annual	03/01/2023		2,440,000	0	(20)	(20)	0	0
Receive	6-Month CLP-CHILIBOR	2.120	Semi-Annual	03/01/2023		3,040,000	0	(27)	(27)	0	0
Receive	6-Month CLP-CHILIBOR	2.020	Semi-Annual	08/30/2023		925,200	0	(1)	(1)	0	0
Receive	6-Month CLP-CHILIBOR	2.585	Semi-Annual	12/04/2024		4,445,000	0	(101)	(101)	1	0
Receive	6-Month CLP-CHILIBOR	2.590	Semi-Annual	12/04/2024		4,510,000	0	(104)	(104)	1	0
Receive	6-Month CLP-CHILIBOR	2.635	Semi-Annual	12/04/2024		3,563,000	0	(93)	(93)	1	0
Receive	6-Month CLP-CHILIBOR	2.650	Semi-Annual	12/04/2024		3,650,000	0	(98)	(98)	1	0
Pay	6-Month CLP-CHILIBOR	2.780	Semi-Annual	12/09/2024		3,688,000	0	130	130	0	(1)
Receive(5)	6-Month EUR-EURIBOR	0.500	Annual	03/18/2022	EUR	55,000	(6)	285	279	17	0
Receive	6-Month HUF-BBR	1.090	Annual	05/15/2022	HUF	18,301,200	(72)	(1,136)	(1,208)	45	0
Receive	6-Month HUF-BBR	0.670	Annual	07/12/2022		11,578,000	0	(178)	(178)	23	0
Receive	28-Day MXN-TIIE	8.335	Lunar	03/06/2020	MXN	463,000	6	(50)	(44)	0	(1)
Receive	28-Day MXN-TIIE	6.240	Lunar	02/01/2021		484,200	1,039	(817)	222	4	0
Receive	28-Day MXN-TIIE	6.533	Lunar	12/09/2021		358,200	0	66	66	0	(1)
Receive	28-Day MXN-TIIE	6.545	Lunar	12/09/2021		2,250,400	0	385	385	0	(4)
							$(6,671)	$(3,739)	$(10,410)	$402	$(58)
Total Swap Agreements							$(6,693)	$(3,712)	$(10,405)	$402	$(58)

(m)	Securities with an aggregate market value of $816 and cash of $10,808 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2020	BRL	181,248		$44,576	$0	$(480)
	01/2020	CZK	37,000		1,617	0	(15)
	01/2020	DKK	1,808		268	0	(3)
	01/2020	MXN	143,588		7,421	0	(152)
	01/2020	NGN	1,027,552		2,608	0	(201)
	01/2020		$44,967	BRL	181,248	89	0
	01/2020		394	CLP	297,576	2	0
	01/2020		168,533	MXN	3,395,860	10,410	0
	01/2020		24,465	RON	105,782	306	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2019 (Unaudited)

	02/2020	COP	37,072,640		$10,532	0	(728)
	02/2020	HUF	6,083,577		20,400	0	(257)
	02/2020		$44,522	BRL	181,248	493	0
	02/2020		450	EGP	7,371	7	0
	02/2020		7,820	NGN	2,928,351	176	0
	03/2020	RON	35,545	EUR	7,167	0	(226)
	03/2020		$3,972	IDR	56,724,132	104	0
	03/2020	ZAR	62,755		$4,208	0	(230)
	06/2020		4,896		326	0	(16)
BPS	01/2020	BRL	403,773		100,174	0	(199)
	01/2020	MXN	944,105		48,905	0	(845)
	01/2020		$97,398	BRL	403,773	2,976	0
	01/2020		16,225	MXN	323,489	852	0
	01/2020		23,659	RON	102,097	249	0
	02/2020	AUD	21,967		$15,018	0	(413)
	02/2020	COP	16,875,497		4,857	0	(268)
	02/2020		$12,648	AUD	18,304	211	0
	02/2020		5,712	COP	19,708,135	273	0
	03/2020	HKD	14,220		$1,815	0	(9)
	03/2020	RON	30,986	EUR	6,240	0	(206)
	03/2020		$11,269	CNH	80,684	302	0
	03/2020		2,392	IDR	34,157,760	62	0
	03/2020		141,479	THB	4,270,540	1,346	0
	04/2020	BRL	407,911		$97,987	0	(3,021)
	06/2020		$47,904	MXN	944,105	829	0
	06/2020	ZAR	39,166		$2,608	0	(127)
	08/2020	TRY	32,904		3,493	0	(1,712)
BRC	01/2020	JPY	2,705,686		24,757	0	(149)
	01/2020		$17,536	INR	1,249,310	0	(21)
	03/2020	INR	1,249,310		$17,404	0	(2)
	03/2020		$129,009	MYR	540,288	3,282	0
BSH	01/2020	BRL	1,066,334		$266,633	1,941	(386)
	01/2020	CLP	15,350,817		21,600	1,181	0
	01/2020	MXN	547,500		28,101	0	(754)
	01/2020		$264,614	BRL	1,066,334	4,201	(3,736)
	01/2020		5,780	CLP	4,639,606	392	0
	04/2020	BRL	388,300		$92,235	0	(3,917)
	01/2021		133,021		31,822	0	(603)
	01/2021		$32,818	BRL	133,021	44	(437)
CBK	01/2020	BRL	562,062		$138,901	0	(822)
	01/2020	CLP	38,926,969		50,684	293	(1,389)
	01/2020	JPY	1,337,417		12,237	0	(74)
	01/2020	MXN	4,120,819		213,136	0	(4,075)
	01/2020	RUB	671,602		10,205	0	(596)
	01/2020		$134,804	BRL	562,061	4,918	0
	01/2020		43,426	CLP	33,669,123	1,470	(111)
	01/2020		14,718	EUR	13,257	158	0
	01/2020		39,292	ILS	135,932	95	0
	01/2020		27,949	JPY	3,034,400	0	(17)
	01/2020		53,330	MXN	1,044,304	1,749	0
	01/2020		91,643	PEN	310,652	2,083	0
	01/2020		225	RUB	14,410	7	0
	02/2020	AUD	8,933		$6,130	0	(145)
	02/2020	COP	394,143,538		113,607	0	(6,102)
	02/2020	PEN	279,538		83,321	0	(921)
	02/2020	PLN	38,264		9,663	0	(424)
	02/2020		$65,840	BRL	267,904	697	0
	02/2020		3,027	COP	10,435,953	142	0
	02/2020		449	EGP	7,355	6	0
	02/2020		5,352	HUF	1,594,412	62	0
	02/2020		5,003	MXN	97,008	97	0
	03/2020	PEN	205,433		$60,475	0	(1,387)
	03/2020	RON	41,520	EUR	8,413	0	(217)
	03/2020		$4,337	CNH	30,750	73	0
	03/2020		20,846	EGP	345,155	402	0
	03/2020		285,941	KRW	335,488,872	4,875	0
	03/2020		53,551	PHP	2,745,547	474	0
	04/2020		432	MXN	8,513	11	0
	05/2020	NGN	1,717,789		$4,492	0	(87)
	06/2020		$63,423	MXN	1,250,384	1,121	0
	04/2021		4,680	ARS	436,644	0	(347)
	05/2021		909		85,455	0	(74)
DUB	01/2020	CLP	567,896		$761	6	0
	01/2020		$15,723	PEN	53,237	340	0
	02/2020	COP	6,454,829		$1,937	0	(24)
	03/2020		$115,790	IDR	1,655,107,846	3,126	0
	03/2020		174,649	TWD	5,275,454	2,729	0
	08/2020	TRY	31,153		$3,235	0	(1,692)
FBF	01/2020	CLP	13,000,889		18,017	722	0
	01/2020	INR	227,755		3,167	0	(26)
	02/2020		$1	COP	3,446	0	0
	03/2020	CNH	46		$6	0	0
	08/2020	TRY	26,913		2,857	0	(1,400)
GLM	01/2020	CLP	6,707,874		8,667	0	(256)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2019 (Unaudited)

	01/2020	MXN	153,200		7,939	0	(157)
	01/2020		$42,298	CLP	32,962,176	1,546	0
	01/2020		29,723	MXN	596,675	1,728	0
	01/2020		28,449	PEN	96,447	650	0
	01/2020		15,844	TRY	92,715	0	(337)
	02/2020	COP	71,745,090		$21,392	0	(399)
	02/2020	MXN	52,800		2,712	0	(67)
	02/2020		$1,516	COP	5,230,958	73	0
	02/2020		175	HUF	52,840	5	0
	02/2020		225	MXN	4,300	1	0
	02/2020		1,211	RUB	77,619	34	0
	03/2020		7,312	IDR	104,433,525	191	0
	03/2020		5,922	RUB	383,854	213	0
	03/2020	ZAR	24,402		$1,643	0	(82)
HUS	01/2020	CLP	22,465,844		31,039	1,152	0
	01/2020	CZK	106,819		4,602	0	(110)
	01/2020	MXN	112,795		5,745	0	(199)
	01/2020	NGN	1,090,299		2,762	0	(218)
	01/2020		$12,357	CLP	9,490,761	469	(201)
	01/2020		4,431	EGP	72,821	96	0
	01/2020		12,760	TRY	73,583	0	(426)
	02/2020	HUF	31,792		$105	0	(3)
	02/2020	NZD	2,231		1,429	0	(74)
	02/2020		$18,710	CLP	14,830,382	1,024	0
	02/2020		1,796	EGP	29,401	24	0
	02/2020		333	HUF	97,989	0	0
	03/2020	CNH	80,675		$11,388	0	(181)
	03/2020	EUR	762	RON	3,694	4	0
	03/2020		$245,046	INR	17,848,477	3,625	0
	03/2020		218,241	SGD	297,831	3,363	0
	03/2020	ZAR	129,622		$8,585	0	(587)
	04/2020	DKK	1,810		273	0	(1)
	04/2020		$28,390	EGP	481,501	1,048	0
	05/2020	NGN	2,651,860		$6,945	0	(139)
	05/2020		$3,037	NGN	1,140,830	5	0
	06/2020	NGN	1,871,712		$4,874	0	(107)
	06/2020		$4,343	NGN	1,634,642	7	0
	09/2020	NGN	3,429,900		$8,880	0	(1)
	09/2020		$3,091	NGN	1,208,398	39	0
IND	02/2020		106	HUF	31,954	3	0
JPM	01/2020	BRL	1,304,183		$320,142	0	(4,063)
	01/2020	CLP	3,251,027		4,236	0	(89)
	01/2020	CZK	146		6	0	0
	01/2020	INR	1,021,555		14,208	0	(114)
	01/2020	JPY	2,800		26	0	0
	01/2020	NGN	1,103,737		2,784	0	(233)
	01/2020		$334,830	BRL	1,304,183	851	(11,475)
	01/2020		17,717	MXN	349,668	725	0
	01/2020		8,783	NGN	3,221,589	23	0
	01/2020		28,932	TRY	166,981	0	(946)
	02/2020	HUF	8,694,567		$29,404	0	(119)
	02/2020	NGN	2,931,670		7,750	0	(255)
	02/2020		$9	NGN	3,319	0	0
	02/2020		27,624	PLN	108,494	976	0
	03/2020	EUR	1,365	RON	6,618	8	0
	03/2020		$1,549	EGP	25,592	28	0
	04/2020	BRL	99,593		$23,789	0	(873)
	04/2020	COP	38,948,328		11,269	0	(504)
	05/2020	NGN	6,271,147		16,393	0	(324)
	05/2020		$24,683	NGN	9,499,965	656	0
	09/2020	NGN	4,517,706		$11,739	13	0
MYI	01/2020	BRL	2,273,150		568,765	7,578	(3,894)
	01/2020	EGP	212,061		12,127	0	(1,056)
	01/2020	EUR	86,423		95,559	0	(1,424)
	01/2020		$562,004	BRL	2,273,150	4,170	(1,094)
	01/2020		8,299	EGP	136,415	181	0
	01/2020		4,534	PEN	15,421	119	0
	01/2020		33,252	TRY	193,055	0	(859)
	02/2020	SEK	6,610		$681	0	(26)
	02/2020		$466	HUF	137,985	3	0
	02/2020		10,312	ZAR	152,122	502	0
	03/2020	RON	31,259	EUR	6,292	0	(211)
	03/2020	TWD	55,646		$1,838	0	(33)
	03/2020		$3,674	EGP	60,765	71	0
	03/2020		26,228	RUB	1,704,298	1,011	0
	04/2020	BRL	420,000		$100,748	0	(3,254)
RYL	01/2020	CLP	1,465,545		1,924	0	(25)
	01/2020		$2,559	CLP	1,963,171	52	0
	02/2020	HUF	1,554,938		$5,147	0	(133)
	02/2020		$121,724	PLN	474,590	3,384	0
	03/2020	CNH	129,786		$17,999	0	(614)
	03/2020	EUR	26,619	RON	128,999	133	0
SCX	01/2020	GBP	66,169		$85,229	0	(2,436)
	01/2020		$37,486	TRY	218,709	0	(783)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2019 (Unaudited)

	02/2020		28,090	AUD	41,064	757	0
	02/2020		7,243	PLN	27,877	106	0
	02/2020	ZAR	107,752		$7,458	0	(202)
	03/2020		$263,366	CNY	1,854,333	2,402	0
SOG	01/2020		1,959	RUB	128,753	111	0
	03/2020	CNH	86,253		$11,964	0	(406)
	03/2020	ZAR	267,223		17,919	0	(977)
SSB	01/2020	BRL	35,909		8,547	0	(380)
	01/2020	JPY	2,196,897		20,103	0	(120)
TOR	01/2020		$1	CLP	795	0	0
	01/2020		1,062	CZK	24,393	14	0
UAG	01/2020	CAD	37,484		$28,162	0	(705)
	01/2020		$4,534	PEN	15,416	117	0
	01/2020		152,022	RUB	10,000,350	8,812	0
	02/2020	MXN	104,316		$5,367	0	(117)
Total Forward Foreign Currency Contracts						$103,487	$(80,332)
PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus KRW	KRW	1,370.000	01/17/2020	42,500	$4	$0
BPS	Call - OTC USD versus MXN	MXN	23.000	01/08/2020	23,000	2	0
	Call - OTC USD versus PLN	PLN	4.400	01/02/2020	20,000	2	0
	Call - OTC USD versus THB	THB	33.000	01/09/2020	23,000	2	0
GLM	Put - OTC USD versus BRL	BRL	3.940	01/31/2020	10,900	185	46
HUS	Put - OTC USD versus CNH	CNH	6.900	03/06/2020	80,200	245	269
	Call - OTC USD versus PLN	PLN	4.600	01/09/2020	45,000	5	0
JPM	Call - OTC USD versus SGD	SGD	1.430	01/23/2020	150,000	15	0
Total Purchased Options						$460	$315
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425%	03/18/2020	11,100	$(7)	$(10)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	4,000	(3)	(6)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	11,100	(12)	(3)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	4,000	(5)	(1)
BPS	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	9,300	(12)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	3,200	(2)	(6)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	3,200	(4)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	02/19/2020	5,200	(3)	(7)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	3,200	(2)	(7)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	8,400	(13)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	5,900	(9)	(1)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	7,700	(6)	(12)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	7,700	(10)	(2)
BRC	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	3,100	(2)	(7)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	3,100	(6)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	18,000	(9)	(15)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	18,000	(21)	(5)
CBK	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	18,600	(24)	0
	Put - OTC CDX.IG-33 5-Year Index	Sell	1.000	01/15/2020	13,300	(11)	0
	Put - OTC CDX.IG-33 5-Year Index	Sell	1.200	01/15/2020	23,300	(12)	0
CKL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	5,600	(4)	(13)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.850	02/19/2020	5,600	(7)	(1)
DBL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	6,600	(4)	(13)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	6,600	(10)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	02/19/2020	5,600	(2)	(4)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	02/19/2020	5,600	(5)	(1)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	3,300	(2)	(5)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	3,300	(5)	(1)
FBF	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	118,100	(108)	(1)
GST	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	7,400	(6)	(11)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	7,400	(8)	(1)
JLN	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	3,800	(2)	(3)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	3,800	(4)	(1)
JPM	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	4,100	(4)	(6)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	4,100	(5)	(1)
						$(349)	$(145)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2019 (Unaudited)

FOREIGN CURRENCY OPTIONS
Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC USD versus TRY	TRY	13.000	08/26/2020	16,100	$(1,340)	$(14)
DUB	Call - OTC USD versus TRY		13.000	08/27/2020	15,800	(1,401)	(14)
FBF	Call - OTC USD versus TRY		13.000	08/26/2020	16,100	(1,245)	(14)
GLM	Put - OTC USD versus BRL	BRL	3.815	01/31/2020	10,900	(74)	(6)
	Call - OTC USD versus BRL		4.200	01/31/2020	10,900	(113)	(21)
HUS	Call - OTC USD versus CNH	CNH	7.140	03/06/2020	40,100	(247)	(80)
						$(4,420)	$(149)
Total Written Options						$(4,769)	$(294)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	South Africa Government International Bond	1.000%	Quarterly	12/20/2020	0.501%	$4,700	$21	$3	$24	$0
DUB	Egypt Government International Bond	1.000	Quarterly	06/20/2020	1.397	4,900	(143)	136	0	(7)
FBF	Egypt Government International Bond	1.000	Quarterly	12/20/2021	2.026	8,500	(725)	561	0	(164)
	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.151	600	(3)	16	13	0
GST	Chile Government International Bond	1.000	Quarterly	09/20/2020	0.096	7,000	19	29	48	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	0.806	1,300	(13)	17	4	0
HUS	Mexico Government International Bond	1.000	Quarterly	06/20/2020	0.160	17,700	93	(16)	77	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2020	0.501	4,600	7	17	24	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2020	0.609	7,600	(175)	192	17	0
JPM	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	0.806	1,500	(15)	20	5	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2020	0.609	2,900	(64)	70	6	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2021	1.454	6,700	(525)	483	0	(42)
NGF	South Africa Government International Bond	1.000	Quarterly	06/20/2021	0.705	14,900	(30)	100	70	0
UAG	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.151	7,900	(34)	201	167	0
							$(1,587)	$1,829	$455	$(213)

CROSS-CURRENCY SWAPS
										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Floating rate equal to 6-Month USD-LIBOR plus 0.330% based on the notional amount of currency received	Floating rate equal to 6-Month ARS-LIBOR based on the notional amount of currency delivered	Maturity	05/28/2024	$7,800	ARS	351,546	$7	$3,046	$3,053	$0
INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	1-Year ILS-TELBOR	0.800%	Annual	04/24/2028	ILS	64,100	$0	$(102)	$0	$(102)
BPS	Pay	1-Year ILS-TELBOR	1.278	Annual	08/01/2029		57,100	0	720	720	0
CBK	Receive	3-Month COP-IBR Compounded-OIS	4.150	Quarterly	05/04/2022	COP	394,800,600	31	815	846	0
GLM	Pay	1-Year BRL-CDI	6.120	Maturity	01/02/2020	BRL	173,600	0	(126)	0	(126)
	Pay	1-Year BRL-CDI	7.715	Maturity	01/04/2027		21,000	0	298	298	0
	Pay	3-Month COP-IBR Compounded-OIS	5.170	Quarterly	01/25/2023	COP	1,597,400	0	10	10	0
	Pay	6-Month CLP-CHILIBOR	3.265	Semi-Annual	06/14/2029	CLP	473,800	0	21	21	0
SCX	Receive	3-Month CNY-CNREPOFIX	2.880	Quarterly	09/17/2024	CNY	349,400	0	99	99	0
								$31	$1,735	$1,994	$(228)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2019 (Unaudited)
VOLATILITY SWAPS
									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	USD versus TRY 1-Year ATM Realized Volatility	17.700%	Maturity	02/18/2020	$8	$0	$33	$33	$0
GLM	Receive	USD versus JPY 1-Year ATM Realized Volatility	7.600	Maturity	03/04/2020	10	0	(23)	0	(23)
							$0	$10	$33	$(23)
Total Swap Agreements							$(1,549)	$6,620	$5,535	$(464)

(o)	Securities with an aggregate market value of $19,923 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2019 (Unaudited)

Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$0	$1,231	$1,231
Sovereign Issues	0	38,944	0	38,944
Australia
Non-Agency Mortgage-Backed Securities	0	1,502	0	1,502
Bermuda
Corporate Bonds & Notes	0	729	0	729
Brazil
Corporate Bonds & Notes	0	89,504	0	89,504
Loan Participations and Assignments	0	0	22,878	22,878
Sovereign Issues	0	323,689	0	323,689
Canada
Corporate Bonds & Notes	0	9,826	0	9,826
Cayman Islands
Asset-Backed Securities	0	2,535	9,485	12,020
Corporate Bonds & Notes	0	28,702	0	28,702
Chile
Corporate Bonds & Notes	0	4,127	0	4,127
Sovereign Issues	0	62,982	0	62,982
China
Corporate Bonds & Notes	0	49,431	0	49,431
Sovereign Issues	0	24,479	0	24,479
Colombia
Corporate Bonds & Notes	0	15,243	0	15,243
Sovereign Issues	0	164,846	0	164,846
Costa Rica
Sovereign Issues	0	3,072	0	3,072
Czech Republic
Sovereign Issues	0	110,727	0	110,727
Dominican Republic
Sovereign Issues	0	68,936	0	68,936
Egypt
Sovereign Issues	0	5,221	0	5,221
El Salvador
Sovereign Issues	0	2,971	0	2,971
France
Corporate Bonds & Notes	0	3,587	0	3,587
Germany
Corporate Bonds & Notes	0	70,796	0	70,796
Ghana
Sovereign Issues	0	2,735	0	2,735
Guatemala
Sovereign Issues	0	20,954	0	20,954
Hong Kong
Corporate Bonds & Notes	0	12,621	0	12,621
Hungary
Sovereign Issues	0	118,185	0	118,185
India
Corporate Bonds & Notes	0	56,315	0	56,315
Indonesia
Corporate Bonds & Notes	0	42,711	0	42,711
Sovereign Issues	0	2,047	0	2,047
Ireland
Asset-Backed Securities	0	1,010	0	1,010
Corporate Bonds & Notes	0	17,436	0	17,436
Israel
Corporate Bonds & Notes	0	9,265	0	9,265
Italy
Corporate Bonds & Notes	0	5,964	0	5,964
Japan
Corporate Bonds & Notes	0	13,017	0	13,017
Jersey, Channel Islands
Asset-Backed Securities	0	0	7,236	7,236
Kazakhstan
Corporate Bonds & Notes	0	7,748	0	7,748
Lithuania
Sovereign Issues	0	503	0	503
Luxembourg
Corporate Bonds & Notes	0	27,563	697	28,260
Mauritius
Corporate Bonds & Notes	0	8,510	0	8,510
Mexico
Corporate Bonds & Notes	0	9,690	0	9,690
Sovereign Issues	0	142,178	0	142,178
Mongolia
Sovereign Issues	0	6,754	0	6,754
Netherlands
Asset-Backed Securities	0	361	0	361
Corporate Bonds & Notes	0	4,377	0	4,377
Oman
Sovereign Issues	0	4,043	0	4,043
Peru
Corporate Bonds & Notes	0	11,627	0	11,627

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2019 (Unaudited)

Sovereign Issues	0	36,104	0	36,104
Qatar
Loan Participations and Assignments	0	0	35,820	35,820
Sovereign Issues	0	3,197	0	3,197
Russia
Sovereign Issues	0	27,110	0	27,110
Saudi Arabia
Corporate Bonds & Notes	0	13,043	0	13,043
Singapore
Corporate Bonds & Notes	0	598	0	598
South Africa
Corporate Bonds & Notes	0	15,221	0	15,221
Sovereign Issues	0	7,510	0	7,510
South Korea
Sovereign Issues	0	2,168	0	2,168
Supranational
Corporate Bonds & Notes	0	7,311	0	7,311
Sweden
Corporate Bonds & Notes	0	5,492	0	5,492
Tanzania
Sovereign Issues	0	2,767	0	2,767
Tunisia
Sovereign Issues	0	113	0	113
Ukraine
Sovereign Issues	0	12,008	0	12,008
United Arab Emirates
Sovereign Issues	0	9,021	0	9,021
United Kingdom
Corporate Bonds & Notes	0	13,605	1,638	15,243
Non-Agency Mortgage-Backed Securities	0	74,152	0	74,152
United States
Asset-Backed Securities	0	166,197	10,337	176,534
Corporate Bonds & Notes	0	115,389	0	115,389
Loan Participations and Assignments	0	0	3,915	3,915
Non-Agency Mortgage-Backed Securities	0	74,002	0	74,002
U.S. Government Agencies	0	337	0	337
Virgin Islands (British)
Corporate Bonds & Notes	0	8,383	0	8,383
Short-Term Instruments
Certificates of Deposit	0	17,433	0	17,433
Repurchase Agreements	0	1,860	0	1,860
Short-Term Notes	0	2,885	0	2,885
Argentina Treasury Bills	0	7,294	0	7,294
Czech Republic Treasury Bills	0	3,264	0	3,264
Japan Treasury Bills	0	57,430	0	57,430
Mexico Treasury Bills	0	41,522	0	41,522
Nigeria Treasury Bills	0	15,450	0	15,450
South Africa Treasury Bills	0	38,616	0	38,616
U.S. Treasury Bills	0	27,293	0	27,293

	$0	$2,414,238	$93,237	$2,507,475
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$350,360	$0	$0	$350,360

Total Investments	$350,360	$2,414,238	$93,237	$2,857,835

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(15,037)	$0	$(15,037)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	18	402	0	420
Over the counter	0	109,337	0	109,337

	$18	$109,739	$0	$109,757
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(58)	0	(59)
Over the counter	0	(81,090)	0	(81,090)

	$(1)	$(81,148)	$0	$(81,149)

Total Financial Derivative Instruments	$17	$28,591	$0	$28,608

Totals	$350,377	$2,427,792	$93,237	$2,871,406

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2019 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2019:
Category and Subcategory	Beginning Balance at 03/31/2019	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2019 (1)
Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$1,542	$0	$9	$0	$(320)	$0	$0	$1,231	$(320)
Brazil
Loan Participations and Assignments	22,536	0	0	0	0	342	0	0	22,878	342
Cayman Islands
Asset-Backed Securities	0	11,785	(2,367)	15	9	43	0	0	9,485	43
Jersey, Channel Islands
Asset-Backed Securities	0	10,276	(3,127)	34	39	14	0	0	7,236	14
Luxembourg
Corporate Bonds & Notes	0	840	0	0	0	(143)	0	0	697	(143)
Qatar
Loan Participations and Assignments	35,544	7,543	(7,543)	118	(27)	185	0	0	35,820	158
United Kingdom
Corporate Bonds & Notes	1,638	0	0	0	0	0	0	0	1,638	0
United States
Asset-Backed Securities	0	10,436	0	(6)	0	(93)	0	0	10,337	(93)
Loan Participations and Assignments	0	0	0	0	0	0	3,915	0	3,915	0
Non-Agency Mortgage-Backed Securities	1,401	0	(89)	4	8	7	0	(1,331)	0	0
Totals	$61,119	$42,422	$(13,126)	$174	$29	$35	$3,915	$(1,331)	$93,237	$1

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)	Weighted Average
Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$1,231	Reference Instrument	Broker Quote	101.520	-
Brazil
Loan Participations and Assignments	22,878	Proxy Pricing	Base Price	101.080	-
Cayman Islands
Asset-Backed Securities	9,485	Other Valuation Techniques(2)	-	-	-
Jersey, Channel Islands
Asset-Backed Securities	7,236	Fair Valuation Factors	Broker Quote	99.170	-
Luxembourg
Corporate Bonds & Notes	97	Market Based Approach	Recovery Value	47.609	-
	600	Other Valuation Techniques(2)	-	-	-
Qatar
Loan Participations and Assignments	35,820	Third Party Vendor	Broker Quote	100.000 - 100.200	100.056
United Kingdom
Corporate Bonds & Notes	1,638	Other Valuation Techniques(2)	-	-	-
United States
Asset-Backed Securities	10,337	Proxy Pricing	Base Price	99.741	-
Loan Participations and Assignments	3,915	Third Party Vendor	Broker Quote	100.372	-
Total	$93,237

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.2% ¤
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.2%		$655
Total Short-Term Instruments (Cost $655)		655
Total Investments in Securities (Cost $655)		655
	SHARES
INVESTMENTS IN AFFILIATES 99.8%
UNITED STATES 97.0%
MUTUAL FUNDS (a) 97.0%
PIMCO Emerging Markets Bond Fund	6,533,968	69,913
PIMCO Emerging Markets Corporate Bond Fund	5,310,849	57,676
PIMCO Emerging Markets Local Currency and Bond Fund	19,698,370	142,025
Total United States (Cost $243,192)		269,614
SHORT-TERM INSTRUMENTS 2.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.8%
PIMCO Short-Term Floating NAV Portfolio III	786,379	7,780
Total Short-Term Instruments (Cost $7,779)		7,780
Total Investments in Affiliates (Cost $250,971)		277,394
Total Investments 100.0% (Cost $251,626)		$278,049
Financial Derivative Instruments (c) 0.0%(Cost or Premiums, net $3)		6
Other Assets and Liabilities, net 0.0%		55
Net Assets 100.0%		$278,110

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
(a)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$655	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(670)	$655	$655
Total Repurchase Agreements						$(670)	$655	$655

(1)	Includes accrued interest.
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
									Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31 ,2019(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Huarong Finance Co. Ltd.	1.000%	Quarterly	10/23/2020	0.498%	$600	$(1)	$5	$4	$0
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2020	0.275	1,300	4	(2)	2	0
Total Swap Agreements							$3	$3	$6	$0
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$655	$0	$655

	$0	$655	$0	$655
Investments in Affiliates, at Value
United States
Mutual Funds	269,614	0	0	269,614
Short-Term Instruments
Central Funds Used for Cash Management Purposes	7,780	0	0	7,780

	$277,394	$0	$0	$277,394

Total Investments	$277,394	$655	$0	$278,049

Financial Derivative Instruments - Assets
Over the counter	$0	$6	$0	$6

Total Financial Derivative Instruments	$0	$6	$0	$6

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Totals	$277,394	$661	$0	$278,055

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 143.0% ¤
ARGENTINA 1.3%
CORPORATE BONDS & NOTES 0.0%
Pan American Energy LLC 42.636% (BADLARPP) due 11/20/2020 «~	ARS	49,390	$653
SOVEREIGN ISSUES 1.3%
Argentina Government International Bond
2.250% due 04/28/2020 (f)		809,987	7,077
4.000% due 03/06/2020 (f)		258,192	2,577
15.500% due 10/17/2026		309,290	1,437
42.836% (BADLARPP + 2.000%) due 04/03/2022 ~(k)		300,277	2,663
45.399% (BADLARPP + 3.250%) due 03/01/2020 ~		1,600	18
56.589% (ARLLMONP) due 06/21/2020 ~(a)		17,540	159
59.928% (BADLARPP) due 10/04/2022 ~(a)		45,806	808
Autonomous City of Buenos Aires Argentina
44.086% due 03/29/2024 ●		338,417	3,882
46.178% (BADLARPP + 3.750%) due 02/22/2028 ~		128,290	1,438
51.313% (BADLARPP + 5.000%) due 01/23/2022 ~(a)		108,000	1,353
Provincia de Buenos Aires 45.979% due 05/31/2022 ●		353,154	2,781
			24,193
Total Argentina (Cost $51,910)			24,846
BRAZIL 7.7%
CORPORATE BONDS & NOTES 3.6%
Banco do Brasil S.A.
4.625% due 01/15/2025		$2,900	3,033
4.750% due 03/20/2024		3,200	3,366
4.875% due 04/19/2023		4,100	4,322
Banco Votorantim S.A.
4.000% due 09/24/2022		5,100	5,202
4.500% due 09/24/2024		2,200	2,266
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		360	387
Itau Unibanco Holding S.A. 4.500% due 11/21/2029 ●(h)		8,900	9,122
Odebrecht Oil & Gas Finance Ltd.
0.000% due 01/30/2020 (e)(g)		299	3
0.000% due 01/31/2020 (e)(g)		1,281	13
Petrobras Global Finance BV
5.999% due 01/27/2028		4,680	5,345
8.750% due 05/23/2026		3,623	4,659
Swiss Insured Brazil Power Finance SARL 9.850% due 07/16/2032	BRL	103,200	29,951
			67,669
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.2%
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		$22,700	22,878
SOVEREIGN ISSUES 2.9%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2023	BRL	185,200	51,186
10.000% due 01/01/2027		15,700	4,606
			55,792
Total Brazil (Cost $143,280)			146,339
CAYMAN ISLANDS 1.0%
ASSET-BACKED SECURITIES 0.4%
Garanti Diversified Payment Rights Finance Co. 4.684% due 10/09/2021 «●		$8,467	8,484

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

CORPORATE BONDS & NOTES 0.6%
China Evergrande Group
6.250% due 06/28/2021 (k)		4,100	3,871
8.250% due 03/23/2022		1,000	939
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^(k)		241	240
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)(k)		850	466
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^(k)		1,903	1,875
Sunac China Holdings Ltd. 7.875% due 02/15/2022 (k)		4,800	4,992
			12,383
Total Cayman Islands (Cost $21,324)			20,867
CHILE 5.2%
CORPORATE BONDS & NOTES 0.1%
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027		$1,600	1,674
SOVEREIGN ISSUES 5.1%
Bonos de la Tesoreria de la Republica 4.500% due 10/15/2023	CLP	1,981,696	3,121
Bonos de la Tesoreria de la Republica en pesos 4.000% due 03/01/2023 (k)		13,655,000	19,149
Bonos de la Tesoreria de la Republica en Pesos 4.500% due 03/01/2026 (k)		15,960,000	23,437
Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030 (k)		17,640,000	26,808
5.000% due 03/01/2035 (k)		5,055,000	7,930
6.000% due 01/01/2043 (k)		9,175,000	16,658
			97,103
Total Chile (Cost $103,391)			98,777
CHINA 2.5%
SOVEREIGN ISSUES 2.5%
China Development Bank
3.050% due 08/25/2026	CNY	52,000	7,264
4.040% due 04/10/2027		74,700	11,031
4.240% due 08/24/2027		155,800	23,281
China Government Bond 4.080% due 10/22/2048		34,000	5,190
Total China (Cost $46,568)			46,766
COLOMBIA 7.1%
CORPORATE BONDS & NOTES 1.5%
Banco Davivienda S.A. 7.500% due 10/24/2022	COP	27,700,000	8,703
Empresas Publicas de Medellin ESP
7.625% due 09/10/2024		2,432,000	774
8.375% due 11/08/2027		56,677,000	18,244
			27,721
SOVEREIGN ISSUES 5.6%
Bogota Distrito Capital 9.750% due 07/26/2028		22,200,000	7,626
Colombia Government International Bond 4.375% due 03/21/2023		1,580,000	470
Colombian TES
6.000% due 04/28/2028		59,217,700	17,920
7.000% due 05/04/2022		37,639,900	11,955
7.000% due 06/30/2032		58,117,500	18,483
7.750% due 09/18/2030		126,881,300	42,705

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Financiera de Desarrollo Territorial S.A. Findeter 7.875% due 08/12/2024		22,238,000	7,158
			106,317
Total Colombia (Cost $143,267)			134,038
COSTA RICA 0.1%
SOVEREIGN ISSUES 0.1%
Costa Rica Government International Bond 5.625% due 04/30/2043		$2,200	2,048
Total Costa Rica (Cost $1,976)			2,048
CZECH REPUBLIC 2.5%
SOVEREIGN ISSUES 2.5%
Czech Republic Government International Bond
0.950% due 05/15/2030 (k)	CZK	520,620	21,462
2.400% due 09/17/2025 (k)		574,600	26,519
Total Czech Republic (Cost $47,529)			47,981
DOMINICAN REPUBLIC 2.2%
SOVEREIGN ISSUES 2.2%
Dominican Republic International Bond
8.900% due 02/15/2023 (k)	DOP	152,300	2,865
9.750% due 06/05/2026 (k)		884,300	16,995
10.750% due 08/11/2028		306,800	6,000
11.500% due 01/11/2034		80,800	1,650
12.000% due 03/05/2032		687,600	14,521
Total Dominican Republic (Cost $44,364)			42,031
EGYPT 0.1%
SOVEREIGN ISSUES 0.1%
Egypt Government International Bond 6.125% due 01/31/2022		$1,200	1,252
Total Egypt (Cost $1,244)			1,252
EL SALVADOR 0.1%
SOVEREIGN ISSUES 0.1%
El Salvador Government International Bond 7.750% due 01/24/2023		$1,800	1,981
Total El Salvador (Cost $1,951)			1,981
GERMANY 2.5%
CORPORATE BONDS & NOTES 2.5%
Deutsche Bank AG 6.680% due 01/23/2025	IDR	667,100,000	47,723
Total Germany (Cost $49,517)			47,723
GHANA 0.5%
SOVEREIGN ISSUES 0.5%
Ghana Government International Bond 7.875% due 08/07/2023		$8,800	9,687
Total Ghana (Cost $9,568)			9,687
HONG KONG 0.9%
CORPORATE BONDS & NOTES 0.9%
Horse Gallop Finance Ltd. 3.250% due 05/30/2022 (k)		$4,900	4,970
Huarong Finance Co. Ltd.
3.250% due 06/03/2021 (k)		4,900	4,934
3.625% due 11/22/2021 (k)		6,900	7,001

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Total Hong Kong (Cost $16,771)			16,905
HUNGARY 8.6%
SOVEREIGN ISSUES 8.6%
Hungary Government International Bond
1.500% due 08/24/2022 (k)	HUF	9,453,700	33,061
1.750% due 10/26/2022 (k)		6,000,000	21,145
2.500% due 10/24/2024 (k)		4,341,200	15,818
2.750% due 12/22/2026 (k)		16,519,700	61,007
3.000% due 06/26/2024 (k)		3,959,500	14,737
6.000% due 11/24/2023 (k)		4,342,100	17,839
Total Hungary (Cost $159,729)			163,607
INDIA 0.2%
CORPORATE BONDS & NOTES 0.2%
Shriram Transport Finance Co. Ltd. 5.700% due 02/27/2022 (k)		$4,700	4,790
Total India (Cost $4,793)			4,790
INDONESIA 0.5%
CORPORATE BONDS & NOTES 0.5%
Jasa Marga Persero Tbk PT 7.500% due 12/11/2020	IDR	132,420,000	9,568
Total Indonesia (Cost $9,789)			9,568
IRELAND 0.1%
CORPORATE BONDS & NOTES 0.1%
AIB Group PLC 4.750% due 10/12/2023 (k)		$1,200	1,289
GE Capital European Funding Unlimited Co.
0.000% due 01/21/2020 ●	EUR	100	112
0.000% due 05/17/2021 ●		200	224
GE Capital UK Funding Unlimited Co. 5.875% due 11/04/2020	GBP	100	138
Total Ireland (Cost $1,729)			1,763
ITALY 0.2%
CORPORATE BONDS & NOTES 0.2%
Banca Carige SpA 1.092% (EUR003M + 1.500%) due 05/25/2060 ~	EUR	3,700	4,163
Total Italy (Cost $4,126)			4,163
JERSEY, CHANNEL ISLANDS 0.4%
ASSET-BACKED SECURITIES 0.4%
ARTS Ltd. 3.674% due 09/15/2021 «●		$6,785	6,728
Total Jersey, Channel Islands (Cost $6,719)			6,728
KAZAKHSTAN 0.4%
CORPORATE BONDS & NOTES 0.4%
Development Bank of Kazakhstan JSC 8.950% due 05/04/2023	KZT	3,235,500	8,020
Total Kazakhstan (Cost $9,829)			8,020
LUXEMBOURG 0.5%
CORPORATE BONDS & NOTES 0.5%
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 «(b)		$1,693	704
Gazprom OAO Via Gaz Capital S.A. 5.338% due 09/25/2020 (k)	GBP	6,951	9,484
QGOG Constellation S.A. 9.000% due 11/09/2024 «		$201	0
Sberbank of Russia Via SB Capital S.A. 5.125% due 10/29/2022		200	212

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Total Luxembourg (Cost $10,412)			10,400
MALAYSIA 3.7%
SOVEREIGN ISSUES 3.7%
Malaysia Government International Bond
3.955% due 09/15/2025	MYR	74,600	18,953
4.181% due 07/15/2024		65,008	16,561
4.254% due 05/31/2035		5,300	1,375
4.736% due 03/15/2046		15,960	4,306
4.921% due 07/06/2048		33,909	9,426
Malaysia Government Investment Issue
3.990% due 10/15/2025		5,900	1,492
4.444% due 05/22/2024		200	51
4.638% due 11/15/2049		11,300	2,991
4.724% due 06/15/2033		43,688	11,767
4.895% due 05/08/2047		10,400	2,864
Total Malaysia (Cost $66,990)			69,786
MAURITIUS 0.3%
CORPORATE BONDS & NOTES 0.3%
Azure Power Energy Ltd. 5.500% due 11/03/2022		$1,200	1,226
Greenko Solar Mauritius Ltd.
5.550% due 01/29/2025 (k)		3,000	3,056
5.950% due 07/29/2026		1,800	1,820
Total Mauritius (Cost $6,018)			6,102
MEXICO 4.9%
		SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. «		742,577	0
		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 2.4%
America Movil S.A.B. de C.V.
6.450% due 12/05/2022	MXN	341,100	17,544
8.460% due 12/18/2036		122,900	6,419
Corp. GEO S.A.B. de C.V. 9.250% due 06/30/2020 ^«(c)		$1,200	0
Petroleos Mexicanos 7.190% due 09/12/2024	MXN	440,500	21,318
			45,281
SOVEREIGN ISSUES 2.5%
Mexico Government International Bond
8.000% due 12/07/2023		314,800	17,359
8.000% due 11/07/2047		279,700	16,205
8.500% due 05/31/2029		249,800	14,731
			48,295
Total Mexico (Cost $120,079)			93,576
MONGOLIA 0.2%
SOVEREIGN ISSUES 0.2%
Mongolia Government International Bond 5.625% due 05/01/2023		$2,900	2,991
Total Mongolia (Cost $2,971)			2,991
NETHERLANDS 0.0%
ASSET-BACKED SECURITIES 0.0%
Penta CLO BV 0.790% due 08/04/2028 ●	EUR	368	413

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

CORPORATE BONDS & NOTES 0.0%
Cooperatieve Rabobank UA 6.625% due 06/29/2021 ●(g)(h)		600	732
Total Netherlands (Cost $1,135)			1,145
NIGERIA 0.2%
SOVEREIGN ISSUES 0.2%
Nigeria Government International Bond 6.375% due 07/12/2023		$3,100	3,321
Total Nigeria (Cost $3,196)			3,321
OMAN 0.1%
SOVEREIGN ISSUES 0.1%
Oman Government International Bond 4.875% due 02/01/2025		$2,600	2,695
Total Oman (Cost $2,608)			2,695
PERU 8.2%
CORPORATE BONDS & NOTES 0.9%
Alicorp SAA 6.875% due 04/17/2027	PEN	26,100	8,489
Banco de Credito del Peru
4.650% due 09/17/2024		19,300	5,884
4.850% due 10/30/2020		9,046	2,758
			17,131
SOVEREIGN ISSUES 7.3%
Fondo MIVIVIENDA S.A. 7.000% due 02/14/2024		49,900	16,779
Peru Government International Bond
5.940% due 02/12/2029 (k)		17,800	6,061
6.350% due 08/12/2028 (k)		99,700	34,937
8.200% due 08/12/2026 (k)		210,900	80,999
			138,776
Total Peru (Cost $141,905)			155,907
PHILIPPINES 0.9%
SOVEREIGN ISSUES 0.9%
Philippines Government International Bond 3.900% due 11/26/2022	PHP	891,000	17,603
Total Philippines (Cost $21,696)			17,603
POLAND 9.1%
SOVEREIGN ISSUES 9.1%
Poland Government International Bond
2.500% due 07/25/2026 (k)	PLN	118,100	32,110
2.500% due 07/25/2027 (k)		118,246	32,090
2.750% due 10/25/2029 (k)		86,400	24,061
3.250% due 07/25/2025 (k)		148,800	41,945
4.000% due 10/25/2023 (k)		148,000	42,285
Total Poland (Cost $161,890)			172,491
QATAR 1.4%
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.4%
State Of Qatar 2.721% - 2.996% (LIBOR03M + 0.800%) due 12/21/2020 «~		$18,700	18,700
State of Qatar 2.996% (LIBOR03M + 0.800%) due 12/21/2020 «~		8,100	8,100
Total Qatar (Cost $26,679)			26,800
ROMANIA 0.8%
SOVEREIGN ISSUES 0.8%
Romania Government International Bond
4.500% due 06/17/2024	RON	53,700	12,861

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

5.000% due 02/12/2029		10,300	2,519
Total Romania (Cost $15,522)			15,380
RUSSIA 9.4%
SOVEREIGN ISSUES 9.4%
Russia Government International Bond
6.900% due 05/23/2029	RUB	1,013,700	17,217
7.000% due 01/25/2023		4,800	81
7.000% due 08/16/2023		714,600	11,986
7.250% due 05/10/2034		475,700	8,258
7.600% due 07/20/2022		1,046,069	17,637
7.650% due 04/10/2030		578,000	10,277
7.700% due 03/23/2033		2,609,200	46,942
7.950% due 10/07/2026		2,193,400	38,883
8.500% due 09/17/2031		1,468,500	27,965
Total Russia (Cost $168,946)			179,246
SENEGAL 0.4%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Republic of Senegal 2.500% (EUR003M + 2.500%) due 03/03/2020 «~	EUR	6,900	7,767
Total Senegal (Cost $7,617)			7,767
SOUTH AFRICA 9.5%
CORPORATE BONDS & NOTES 1.1%
Eskom Holdings SOC Ltd.
0.000% due 08/18/2027 (e)	ZAR	140,400	3,480
0.000% due 12/31/2032 (e)		352,000	4,019
5.750% due 01/26/2021		$3,100	3,114
7.850% due 04/02/2026	ZAR	152,000	10,085
Transnet SOC Ltd. 10.000% due 03/30/2029		10,500	774
			21,472
SOVEREIGN ISSUES 8.4%
South Africa Government International Bond
4.875% due 04/14/2026		$3,900	4,067
6.250% due 03/31/2036	ZAR	35,100	1,794
7.000% due 02/28/2031		137,327	8,296
8.000% due 01/31/2030 (k)		754,250	50,245
8.250% due 03/31/2032		372,200	24,380
8.500% due 01/31/2037		347,000	21,932
8.750% due 01/31/2044		96,300	6,039
8.875% due 02/28/2035		348,400	23,211
9.000% due 01/31/2040 (k)		61,900	4,029
10.500% due 12/21/2026		205,100	16,364
			160,357
Total South Africa (Cost $195,179)			181,829
SOUTH KOREA 2.7%
SOVEREIGN ISSUES 2.7%
Export-Import Bank of Korea
4.250% due 05/21/2020	AUD	700	497
6.700% due 12/02/2024	IDR	705,000,000	50,805
Total South Korea (Cost $50,567)			51,302
SPAIN 0.1%
SOVEREIGN ISSUES 0.1%
Autonomous Community of Catalonia 4.900% due 09/15/2021	EUR	850	1,025
Total Spain (Cost $975)			1,025
THAILAND 4.0%
SOVEREIGN ISSUES 4.0%
Thailand Government International Bond
1.600% due 12/17/2029	THB	547,300	18,483
2.875% due 06/17/2046		23,000	914
3.300% due 06/17/2038		449,600	18,460

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

3.400% due 06/17/2036		144,400	5,925
3.600% due 06/17/2067		41,500	1,931
3.650% due 06/20/2031		173,900	7,058
3.775% due 06/25/2032		464,050	19,216
4.000% due 06/17/2066		5,000	252
4.675% due 06/29/2044		68,700	3,504
Total Thailand (Cost $72,490)			75,743
TURKEY 4.9%
SOVEREIGN ISSUES 4.9%
Turkey Government International Bond
0.000% due 09/16/2020 (e)	TRY	14,600	2,275
10.400% due 03/20/2024		64,500	10,491
11.000% due 03/02/2022		249,900	41,609
11.000% due 02/24/2027		236,200	37,838
12.400% due 03/08/2028		4,600	790
Total Turkey (Cost $125,584)			93,003
UKRAINE 1.2%
SOVEREIGN ISSUES 1.2%
Ukraine Government International Bond
0.000% due 05/31/2040 ~		$10,300	9,875
7.750% due 09/01/2020		1,000	1,031
7.750% due 09/01/2021		4,200	4,454
7.750% due 09/01/2022 (k)		6,600	7,136
Total Ukraine (Cost $19,051)			22,496
UNITED KINGDOM 2.0%
CORPORATE BONDS & NOTES 0.7%
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023 (k)		$1,300	1,362
4.269% due 03/22/2025 ●(k)		6,200	6,586
4.445% due 05/08/2030 ●(k)		800	883
4.892% due 05/18/2029 ●(k)		900	1,018
6.000% due 12/19/2023		200	222
Ukraine Railways Via Shortline PLC 9.875% due 09/15/2021		760	795
Ukreximbank Via Biz Finance PLC 16.500% due 03/02/2021	UAH	58,100	2,483
			13,349
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.3%
Towd Point Mortgage Funding 0.000% due 07/20/2045 ●	GBP	8,500	11,259
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (e)		0	611
1.600% due 12/21/2049 ●		7,563	10,024
2.300% due 12/21/2049 ●		868	1,152
2.800% due 12/21/2049 ●		434	579
3.300% due 12/21/2049 ●		248	332
3.800% due 12/21/2049 ●		248	327
			24,284
Total United Kingdom (Cost $36,622)			37,633
UNITED STATES 30.6%
ASSET-BACKED SECURITIES 5.5%
Asset-Backed Securities Corp. Home Equity Loan Trust
1.962% due 03/25/2036 ●		$283	282
2.012% due 12/25/2036 ●		8,400	7,547
Citigroup Mortgage Loan Trust, Inc. 2.827% due 05/25/2035 ●		1,100	1,093
Countrywide Asset-Backed Certificates 1.982% due 11/25/2037 ●		25,228	24,341
Countrywide Asset-Backed Certificates Trust
2.032% due 02/25/2037 ●		5,300	5,119
2.542% due 11/25/2035 ●		4,320	4,317
Credit-Based Asset Servicing & Securitization LLC 1.912% due 07/25/2037 ●		15	10
Credit-Based Asset Servicing & Securitization Trust 3.485% due 01/25/2037 ^þ		17,619	8,868
Fieldstone Mortgage Investment Trust 1.982% due 05/25/2036 ●		1,680	1,294
Fremont Home Loan Trust
2.032% due 08/25/2036 ●		2,955	1,268

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

2.202% due 11/25/2035 ●		500	474
GSAA Home Equity Trust 6.002% due 11/25/2036 þ		1,443	847
GSAMP Trust 1.882% due 01/25/2037 ●		1,318	885
Home Equity Asset Trust 3.142% due 02/25/2033 ●		316	316
HSI Asset Securitization Corp. Trust 1.932% due 01/25/2037 ●		1,396	1,112
Lehman XS Trust 5.240% due 01/25/2036 ^þ		4,849	4,853
MASTR Asset-Backed Securities Trust
2.012% due 11/25/2036 ●		3,796	2,683
2.072% due 05/25/2037 ●		1,655	1,465
Morgan Stanley ABS Capital, Inc. Trust 2.557% due 01/25/2035 ●		300	299
Morgan Stanley Mortgage Loan Trust 3.157% due 11/25/2036 ^●		260	126
Option One Mortgage Loan Trust
2.012% due 04/25/2037 ●		870	685
2.012% due 05/25/2037 ●		321	235
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 2.312% due 09/25/2035 ●		4,300	3,909
Securitized Asset-Backed Receivables LLC Trust 2.082% due 12/25/2035 ●		1,819	1,794
SLM Student Loan Trust 0.148% due 01/25/2040 ●	EUR	2,400	2,485
Soundview Home Loan Trust
1.962% due 08/25/2037 ●		$927	851
2.142% due 03/25/2036 ●		1,900	1,866
Structured Asset Securities Corp. Mortgage Loan Trust
1.927% due 02/25/2037 ●		18,284	17,573
2.012% due 10/25/2037 ●		6,796	5,056
Vericrest Opportunity Loan Transferee LLC 3.125% due 09/25/2047 þ		460	462
Wells Fargo Home Equity Asset-Backed Securities Trust
2.022% due 04/25/2037 ●		521	509
2.112% due 03/25/2037 ●		2,000	1,767
			104,391
CORPORATE BONDS & NOTES 5.3%
CIMIC Group Ltd. 0.000% due 03/24/2020 (i)		7,200	7,133
Continental Resources, Inc. 5.000% due 09/15/2022 (k)		137	138
Ford Motor Credit Co. LLC
2.853% (US0003M + 0.810%) due 04/05/2021 ~(k)		400	398
3.231% (US0003M + 1.270%) due 03/28/2022 ~(k)		200	199
3.550% due 10/07/2022		1,600	1,624
4.593% (US0003M + 2.550%) due 01/07/2021 ~(k)		3,500	3,551
5.183% (US0003M + 3.140%) due 01/07/2022 ~(k)		200	207
General Electric Co.
0.000% due 05/28/2020 ●	EUR	200	224
0.375% due 05/17/2022		200	225
JPMorgan Chase Bank N.A.
6.375% due 04/17/2042	IDR	104,897,000	6,296
9.500% due 07/17/2031		340,585,000	28,613
10.000% due 02/17/2028		456,198,000	38,421
10.500% due 07/19/2038		139,633,000	12,667
QGOG Constellation S.A. 9.000% due 11/09/2024 «		$1,273	0
Rio Oil Finance Trust 9.250% due 07/06/2024		519	583
Sprint Corp.
7.125% due 06/15/2024		100	108
7.250% due 09/15/2021		300	318
7.875% due 09/15/2023		600	663
			101,368
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
PG&E Corp.
2.250% - 3.970% (LIBOR03M + 2.250%) due 12/31/2020 «~		3,375	3,388
2.250% due 12/31/2020 «µ		1,125	1,129
			4,517
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.1%
American Home Mortgage Assets Trust 6.250% due 11/25/2046 þ		868	780
Banc of America Funding Trust 4.845% due 03/20/2036 ~		68	67
BCAP LLC Trust
1.962% due 01/25/2037 ^●		300	288

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

3.672% due 05/26/2037 ~	3,858	3,483
Bear Stearns Adjustable Rate Mortgage Trust
3.851% due 01/25/2035 ~	8	8
4.065% due 02/25/2036 ^~	86	85
Bear Stearns ALT-A Trust
3.667% due 04/25/2037 ~	10,168	8,886
3.774% due 08/25/2036 ^~	350	299
4.103% due 09/25/2035 ^~	21	17
Citigroup Mortgage Loan Trust
3.258% due 04/25/2066 ~	2,090	2,097
4.130% due 07/25/2046 ^~	49	45
4.169% due 09/25/2037 ^~	6,492	6,364
5.133% due 03/25/2034 ~	10	10
CitiMortgage Alternative Loan Trust
2.442% due 10/25/2036 ●	1,537	1,258
6.000% due 06/25/2037 ^	96	95
Civic Mortgage LLC 4.349% due 11/25/2022 þ	475	475
Countrywide Alternative Loan Trust 2.142% due 05/25/2036 ^●	2,154	1,264
Countrywide Home Loan Mortgage Pass-Through Trust
2.372% due 04/25/2035 ●	1,560	1,493
3.794% due 09/25/2047 ^~	33	31
6.500% due 12/25/2037	995	727
Countrywide Home Loan Reperforming REMIC Trust 2.111% due 11/25/2034 ●	443	408
Credit Suisse Mortgage Capital Certificates 2.323% due 11/30/2037 ~	1,300	1,184
Credit Suisse Mortgage Capital Trust 3.319% due 10/27/2059 ~	1,991	1,992
GreenPoint Mortgage Funding Trust 2.232% due 06/25/2045 ●	145	139
GSMPS Mortgage Loan Trust 2.142% due 01/25/2036 ●	315	276
GSR Mortgage Loan Trust 3.809% due 11/25/2035 ^~	83	68
HarborView Mortgage Loan Trust
2.105% due 06/20/2035 ●	589	589
4.239% due 10/19/2035 ●	471	361
4.446% due 08/19/2036 ^~	12	12
HomeBanc Mortgage Trust 3.587% due 04/25/2037 ^~	38	37
Impac CMB Trust 2.432% due 03/25/2035 ●	195	192
IndyMac Mortgage Loan Trust
1.972% due 02/25/2037 ^●	535	525
1.972% due 02/25/2037 ●	985	912
2.432% due 07/25/2045 ●	185	174
JPMorgan Mortgage Trust 4.448% due 06/25/2036 ^~	425	383
JPMorgan Resecuritization Trust 2.500% due 03/25/2056	835	815
Lehman XS Trust 2.042% due 08/25/2037 ●	2,470	2,460
Luminent Mortgage Trust 2.152% due 12/25/2036 ^●	33	31
MASTR Alternative Loan Trust 2.192% due 03/25/2036 ^●	88	13
Morgan Stanley Mortgage Loan Trust 3.985% due 06/25/2036 ~	16	16
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	9,939	9,948
Residential Accredit Loans, Inc. Trust
3.255% due 10/25/2037 ~	1,651	1,558
5.471% due 02/25/2036 ^~	111	99
Residential Asset Securitization Trust 2.192% due 01/25/2046 ^●	159	69
Sequoia Mortgage Trust 3.278% due 01/20/2047 ^~	36	29
Structured Adjustable Rate Mortgage Loan Trust
3.639% due 01/25/2035 ^●	50	49
4.413% due 03/25/2036 ^~	77	72
Structured Asset Mortgage Investments Trust 2.092% due 02/25/2037 ●	2,597	2,505
SunTrust Adjustable Rate Mortgage Loan Trust 4.186% due 10/25/2037 ^~	1,894	1,840
TBW Mortgage-Backed Trust 6.040% due 01/25/2037 ^þ	1,651	741
Thornburg Mortgage Securities Trust 3.252% due 06/25/2047 ^●	635	594
WaMu Mortgage Pass-Through Certificates Trust
2.162% due 05/25/2034 ●	351	321
3.337% due 12/25/2036 ^~	50	48
3.375% due 01/25/2037 ^~	83	80
3.501% due 04/25/2037 ^~	50	46
3.709% due 09/25/2036 ^~	72	70

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

4.236% due 03/25/2036 ~		948	930
Wells Fargo Mortgage-Backed Securities Trust 4.638% due 10/25/2036 ~		1,093	1,051
			58,409
U.S. GOVERNMENT AGENCIES 16.5%
Uniform Mortgage-Backed Security 4.000% due 02/01/2049		200	208
Uniform Mortgage-Backed Security, TBA
2.500% due 01/01/2050 - 02/01/2050		65,800	64,992
3.000% due 02/01/2050		19,100	19,348
4.000% due 01/01/2050 - 02/01/2050		221,000	229,841
			314,389
Total United States (Cost $579,993)			583,074
URUGUAY 0.1%
SOVEREIGN ISSUES 0.1%
Uruguay Government International Bond 8.500% due 03/15/2028	UYU	44,000	1,016
Total Uruguay (Cost $1,023)			1,016
SHORT-TERM INSTRUMENTS 3.7%
REPURCHASE AGREEMENTS (j) 0.3%			5,404
SHORT-TERM NOTES 0.5%
ING Bank NV 0.065% due 07/09/2020 (e)		$8,000	7,836
Nigeria Open Market Operation Bills 13.300% due 09/10/2020	NGN	750,000	1,882
			9,718
ARGENTINA TREASURY BILLS 0.4%
87.408% due 02/26/2020 - 10/29/2020 (d)(e)	ARS	562,991	6,941
EGYPT TREASURY BILLS 1.0%
15.899% due 02/18/2020 - 03/31/2020 (d)(e)	EGP	315,900	19,198
NIGERIA TREASURY BILLS 0.6%
14.429% due 09/03/2020 - 09/17/2020 (d)(e)	NGN	4,317,000	10,842
U.S. TREASURY BILLS 0.9%
1.547% due 01/16/2020 - 02/27/2020 (d)(e)(m)(o)		$16,441	16,417
Total Short-Term Instruments (Cost $74,805)			68,520
Total Investments in Securities (Cost $2,793,327)			2,720,731
		SHARES
INVESTMENTS IN AFFILIATES 5.0%
SHORT-TERM INSTRUMENTS 5.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%
PIMCO Short Asset Portfolio		13,996	140
PIMCO Short-Term Floating NAV Portfolio III		9,523,622	94,217
Total Short-Term Instruments (Cost $94,345)			94,357
Total Investments in Affiliates (Cost $94,345)			94,357
Total Investments 148.0% (Cost $2,887,672)			$2,815,088
Financial Derivative Instruments (l)(n) 1.1%(Cost or Premiums, net $(15,904))			21,173
Other Assets and Liabilities, net (49.1)%			(934,267)
Net Assets 100.0%			$1,901,994

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CIMIC Group Ltd.	0.000%	03/24/2020	09/27/2019	$7,130	$7,133	0.38%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$5,404	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(5,516)	$5,404	$5,404
Total Repurchase Agreements						$(5,516)	$5,404	$5,404

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BPS	0.400%	12/09/2019	01/09/2020	HUF	(12,784,311)	$(43,340)
	0.400	12/20/2019	01/09/2020		(8,838,757)	(29,961)
	0.400	12/23/2019	01/09/2020		(2,800,736)	(9,493)
	0.450	09/20/2019	TBD(3)		(4,415,583)	(14,984)
	0.450	12/20/2019	TBD(3)		(5,435,136)	(18,423)
	0.450	12/20/2019	TBD(3)		(863,417)	(2,927)
	1.250	12/20/2019	TBD(3)	PLN	(23,622)	(6,229)
	1.250	12/20/2019	TBD(3)		(3,188)	(841)
	1.750	12/20/2019	TBD(3)		(139,641)	(36,826)
	1.750	12/20/2019	TBD(3)		(7,220)	(1,904)
	1.750	12/20/2019	TBD(3)		(15,240)	(4,019)
	2.120	12/13/2019	01/10/2020		$(8,378)	(8,388)
	2.250	12/09/2019	01/09/2020	PLN	(130,344)	(34,406)
	2.600	12/20/2019	01/09/2020		(218,323)	(57,599)
	2.600	12/23/2019	01/09/2020		(28,297)	(7,464)
BRC	0.550	12/09/2019	01/09/2020	HUF	(2,075,147)	(7,036)
	0.650	12/09/2019	TBD(3)		(3,787,134)	(12,840)
FOB	2.150	12/09/2019	12/06/2021		$(300)	(300)
JML	0.300	12/10/2019	01/21/2020	HUF	(2,252,835)	(7,637)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

	0.300	12/19/2019	01/10/2020		(2,245,102)	(7,610)
	1.250	12/20/2019	01/09/2020	CZK	(684,952)	(30,227)
	1.400	12/27/2019	01/13/2020		$(897)	(898)
	2.200	11/26/2019	01/24/2020		(91,557)	(91,765)
	2.200	12/03/2019	01/24/2020		(30,907)	(30,963)
	2.200	12/27/2019	01/13/2020		(59,852)	(59,874)
	2.250	11/26/2019	01/24/2020		(53,186)	(53,309)
	2.250	12/27/2019	01/13/2020		(3,179)	(3,180)
	2.350	11/08/2019	02/06/2020		(3,663)	(3,676)
MBC	2.100	12/10/2019	01/09/2020	PLN	(49,034)	(12,941)
NOM	1.750	11/01/2019	TBD(3)		$(3,798)	(3,809)
	2.050	11/01/2019	TBD(3)		(18,050)	(18,114)
	2.100	11/01/2019	TBD(3)		(3,026)	(3,037)
	2.150	11/01/2019	TBD(3)		(7,744)	(7,773)
	2.300	12/12/2019	TBD(3)		(6,778)	(6,787)
RDR	2.160	11/22/2019	01/22/2020		(4,158)	(4,168)
UBS	1.190	10/08/2019	01/08/2020	GBP	(6,346)	(8,428)
	2.100	11/01/2019	TBD(3)		$(6,655)	(6,679)
	2.450	11/14/2019	01/07/2020		(118)	(118)
	2.500	11/14/2019	01/07/2020		(2,208)	(2,216)
Total Reverse Repurchase Agreements						$(660,189)

(k)	Securities with an aggregate market value of $716,193 and cash of $2,538 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(545,602) at a weighted average interest rate of 2.214%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note March 2020 Futures	$128.000	02/21/2020	6	$6	$0	$0
Call - CBOT U.S. Treasury 5-Year Note March 2020 Futures	128.750	02/21/2020	39	39	1	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond March 2020 Futures	240.000	02/21/2020	17	17	0	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond March 2020 Futures	245.000	02/21/2020	5	5	0	0
Total Purchased Options					$1	$0

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2020	45	$(5,337)	$18	$1	$0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2020	1	(182)	5	1	0
Total Futures Contracts				$23	$2	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2020	0.347%	$600	$(17)	$21	$4	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2023	0.652	1,700	(81)	104	23	0	0
						$(98)	$125	$27	$0	$0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	9.560%	Maturity	01/02/2020	BRL	6,200	$72	$29	$101	$0	$0
Receive	1-Year BRL-CDI	4.500	Maturity	01/04/2021		587,500	55	102	157	0	(2)
Pay	1-Year BRL-CDI	6.885	Maturity	01/04/2021		161,600	0	1,115	1,115	0	(2)
Receive	1-Year BRL-CDI	6.930	Maturity	01/04/2021		289,200	0	(2,039)	(2,039)	3	0
Receive	1-Year BRL-CDI	6.983	Maturity	01/04/2021		178,900	0	(1,350)	(1,350)	2	0
Pay	1-Year BRL-CDI	7.050	Maturity	01/04/2021		270,200	26	2,024	2,050	0	(3)
Pay	1-Year BRL-CDI	7.095	Maturity	01/04/2021		287,300	0	2,283	2,283	0	(4)
Pay	1-Year BRL-CDI	7.184	Maturity	01/04/2021		139,400	0	1,170	1,170	0	(2)
Receive	1-Year BRL-CDI	7.190	Maturity	01/04/2021		409,500	(1,979)	(1,468)	(3,447)	5	0
Pay	1-Year BRL-CDI	7.220	Maturity	01/04/2021		244,600	0	2,089	2,089	0	(3)
Receive	1-Year BRL-CDI	7.255	Maturity	01/04/2021		259,200	0	(2,191)	(2,191)	3	0
Receive	1-Year BRL-CDI	7.290	Maturity	01/04/2021		535,900	0	(4,602)	(4,602)	7	0
Pay	1-Year BRL-CDI	7.830	Maturity	01/04/2021		642,700	8	7,490	7,498	0	(12)
Pay	1-Year BRL-CDI	8.190	Maturity	01/04/2021		122,400	0	1,943	1,943	0	(3)
Receive	1-Year BRL-CDI	8.790	Maturity	01/04/2021		296,300	(1,233)	(3,894)	(5,127)	9	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/04/2021		57,400	(4)	2,171	2,167	0	(4)
Receive	1-Year BRL-CDI	5.650	Maturity	01/03/2022		99,700	0	(209)	(209)	0	(4)
Pay	1-Year BRL-CDI	6.260	Maturity	01/03/2022		85,700	(1)	439	438	2	0
Pay	1-Year BRL-CDI	7.420	Maturity	01/03/2022		191,600	993	1,182	2,175	0	0
Pay	1-Year BRL-CDI	5.440	Maturity	01/02/2023		60,900	0	(89)	(89)	4	0
Pay	1-Year BRL-CDI	5.745	Maturity	01/02/2023		87,200	0	15	15	5	0
Pay	1-Year BRL-CDI	6.230	Maturity	01/02/2023		50,600	75	120	195	2	0
Receive	1-Year BRL-CDI	6.335	Maturity	01/02/2023		65,600	(137)	(155)	(292)	0	(2)
Pay	1-Year BRL-CDI	6.675	Maturity	01/02/2023		178,400	681	517	1,198	3	0
Pay	1-Year BRL-CDI	9.020	Maturity	01/02/2023		51,100	(2)	1,439	1,437	0	(5)
Receive	1-Year BRL-CDI	10.100	Maturity	01/02/2023		27,200	0	(931)	(931)	3	0
Pay	1-Year BRL-CDI	6.030	Maturity	01/02/2025		19,400	1	(36)	(35)	1	0
Pay	1-Year BRL-CDI	6.230	Maturity	01/02/2025		101,500	0	(9)	(9)	5	0
Pay	1-Year BRL-CDI	6.710	Maturity	01/02/2025		123,500	(113)	712	599	0	(1)
Receive	1-Year BRL-CDI	6.810	Maturity	01/02/2025		238,100	43	(1,407)	(1,364)	5	0
Pay	1-Year BRL-CDI	7.480	Maturity	01/02/2025		113,000	8	1,364	1,372	0	(11)
Pay	1-Year BRL-CDI	10.330	Maturity	01/02/2025		150,300	86	6,579	6,665	0	(70)
Receive	1-Year BRL-CDI	10.685	Maturity	01/02/2025		137,000	0	(5,991)	(5,991)	63	0
Pay	1-Year BRL-CDI	6.520	Maturity	01/04/2027		53,800	151	(129)	22	3	0
Pay	1-Year BRL-CDI	6.950	Maturity	01/04/2027		58,700	27	301	328	0	(3)
Pay	1-Year BRL-CDI	6.990	Maturity	01/04/2027		58,900	0	355	355	0	(3)
Pay	1-Year BRL-CDI	7.115	Maturity	01/04/2027		60,400	0	441	441	0	(5)
Receive	1-Year BRL-CDI	7.170	Maturity	01/04/2027		104,600	3	(854)	(851)	10	0
Pay	1-Year BRL-CDI	7.305	Maturity	01/04/2027		28,000	0	262	262	0	(3)
Pay	1-Year BRL-CDI	7.800	Maturity	01/04/2027		18,000	25	247	272	0	(4)
Receive	1-Year BRL-CDI	8.635	Maturity	01/04/2027		61,100	0	(1,464)	(1,464)	23	0
Pay	1-Year BRL-CDI	8.640	Maturity	01/04/2027		131,800	443	2,722	3,165	0	(50)
Pay	1-Year BRL-CDI	9.600	Maturity	01/04/2027		70,800	(4)	2,689	2,685	0	(45)
Receive	1-Year BRL-CDI	10.300	Maturity	01/04/2027		156,900	7	(6,637)	(6,630)	111	0
Receive	3-Month COP-IBR Compounded-OIS	4.230	Quarterly	09/03/2021	COP	89,500,000	0	67	67	2	0
Receive	3-Month COP-IBR Compounded-OIS	4.390	Quarterly	05/04/2022		37,639,900	0	15	15	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	5.140	Quarterly	11/21/2025		66,000,000	0	213	213	1	0
Pay	3-Month COP-IBR Compounded-OIS	5.090	Quarterly	08/21/2029		42,000,000	0	(368)	(368)	5	0
Pay	3-Month COP-IBR Compounded-OIS	5.155	Quarterly	10/07/2029		49,764,000	0	(363)	(363)	6	0
Pay	3-Month COP-IBR Compounded-OIS	5.600	Quarterly	11/21/2029		53,000,000	0	142	142	7	0
Receive	3-Month PLN-WIBOR	1.706	Annual	10/22/2020	PLN	387,800	0	2	2	3	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		$34,430	(621)	601	(20)	0	(2)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2020		110,500	180	131	311	16	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		119,100	(2,562)	692	(1,870)	43	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2022		31,900	(842)	91	(751)	19	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		5,050	(45)	102	57	6	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		22,000	(691)	(117)	(808)	24	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/18/2026		15,600	(1,476)	502	(974)	31	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		1,400	59	77	136	0	(4)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		74,570	1,617	1,202	2,819	237	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/18/2029		5,900	(734)	277	(457)	19	0
Receive(5)	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		9,200	(21)	264	243	29	0
Pay	3-Month ZAR-JIBAR	7.020	Quarterly	07/26/2023	ZAR	16,200	0	11	11	0	(2)
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023		229,900	(254)	520	266	0	(26)
Pay	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2024		31,400	8	109	117	0	(4)
Receive	3-Month ZAR-JIBAR	7.750	Quarterly	03/20/2024		290,400	(75)	(629)	(704)	38	0
Receive	3-Month ZAR-JIBAR	7.600	Quarterly	06/19/2024		230,100	(197)	(271)	(468)	31	0
Pay	3-Month ZAR-JIBAR	7.470	Quarterly	07/26/2026		58,070	0	65	65	0	(11)
Receive	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		14,200	3	(19)	(16)	3	0
Receive	6-Month CLP-CHILIBOR	1.755	Semi-Annual	10/16/2022	CLP	7,381,300	0	26	26	0	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Receive	6-Month CLP-CHILIBOR	1.900	Semi-Annual	09/11/2023		12,688,800	0	64	64	3	0
Receive	6-Month CLP-CHILIBOR	2.585	Semi-Annual	12/04/2024		6,691,000	0	(152)	(152)	2	0
Receive	6-Month CLP-CHILIBOR	2.590	Semi-Annual	12/04/2024		6,788,000	0	(157)	(157)	2	0
Receive	6-Month CLP-CHILIBOR	2.635	Semi-Annual	12/04/2024		5,363,000	0	(139)	(139)	1	0
Receive	6-Month CLP-CHILIBOR	2.650	Semi-Annual	12/04/2024		5,495,000	0	(148)	(148)	1	0
Pay	6-Month CLP-CHILIBOR	2.780	Semi-Annual	12/09/2024		5,551,000	0	195	195	0	(1)
Receive	6-Month CLP-CHILIBOR	2.320	Semi-Annual	08/30/2026		1,629,900	0	27	27	0	0
Receive	6-Month CLP-CHILIBOR	2.335	Semi-Annual	09/03/2026		2,933,200	0	45	45	0	(1)
Receive	6-Month CLP-CHILIBOR	2.300	Semi-Annual	09/05/2026		5,884,100	0	109	109	0	(1)
Receive	6-Month CLP-CHILIBOR	2.260	Semi-Annual	09/10/2027		9,763,700	0	388	388	0	(5)
Pay	6-Month CZK-PRIBOR	2.261	Annual	10/22/2020	CZK	2,306,000	0	27	27	9	0
Receive	6-Month CZK-PRIBOR	2.250	Annual	06/19/2021		476,900	(9)	(221)	(230)	4	0
Pay	6-Month CZK-PRIBOR	2.250	Annual	12/19/2023		1,055,200	(402)	574	172	0	(125)
Receive	6-Month CZK-PRIBOR	2.465	Annual	12/19/2023		1,012,700	0	(535)	(535)	120	0
Pay	6-Month CZK-PRIBOR	1.781	Annual	02/04/2024		638,200	0	(200)	(200)	0	(80)
Pay	6-Month HUF-BBR	1.500	Annual	06/19/2024	HUF	5,305,100	(165)	822	657	0	(31)
Receive	6-Month HUF-BBR	0.980	Annual	07/23/2024		7,961,000	0	(217)	(217)	49	0
Pay	6-Month PLN-WIBOR	1.750	Annual	09/16/2020	PLN	10,700	(34)	33	(1)	0	0
Pay	6-Month PLN-WIBOR	2.000	Annual	09/19/2020		125,000	0	68	68	0	0
Pay	6-Month PLN-WIBOR	1.833	Annual	02/05/2022		100,300	0	289	289	0	(15)
Receive	6-Month PLN-WIBOR	1.942	Annual	03/20/2024		6,600	(8)	(22)	(30)	4	0
Receive	6-Month PLN-WIBOR	2.250	Annual	03/20/2024		2,700	(13)	(10)	(23)	2	0
Receive	6-Month PLN-WIBOR	1.834	Annual	07/03/2024		196,100	0	(140)	(140)	127	0
Pay	6-Month PLN-WIBOR	1.860	Annual	11/12/2024		33,900	29	4	33	0	(24)
Receive	6-Month PLN-WIBOR	1.490	Annual	08/29/2029		58,100	10	495	505	60	0
Receive	28-Day MXN-TIIE	8.290	Lunar	05/14/2020	MXN	2,309,400	0	(431)	(431)	0	(5)
Receive	28-Day MXN-TIIE	8.260	Lunar	05/28/2020		1,793,800	(3)	(374)	(377)	0	(3)
Pay	28-Day MXN-TIIE	8.380	Lunar	06/01/2020		516,400	0	126	126	1	0
Pay	28-Day MXN-TIIE	8.385	Lunar	06/01/2020		1,277,400	0	312	312	3	0
Receive	28-Day MXN-TIIE	8.060	Lunar	07/08/2020		1,710,400	0	(381)	(381)	0	(2)
Receive	28-Day MXN-TIIE	7.945	Lunar	07/30/2020		1,598,600	0	(356)	(356)	0	(1)
Receive	28-Day MXN-TIIE	7.950	Lunar	07/30/2020		971,400	0	(218)	(218)	0	0
Receive	28-Day MXN-TIIE	6.765	Lunar	09/20/2021		454,700	0	(2)	(2)	0	(2)
Receive	28-Day MXN-TIIE	6.650	Lunar	09/22/2021		943,200	0	90	90	0	(3)
Pay	28-Day MXN-TIIE	7.830	Lunar	12/15/2022		959,200	87	1,637	1,724	3	0
Pay	28-Day MXN-TIIE	7.856	Lunar	12/15/2022		521,600	0	957	957	2	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		76,500	0	143	143	0	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		226,200	127	301	428	1	0
Pay	28-Day MXN-TIIE	5.000	Lunar	02/22/2023		407,600	(2,284)	1,254	(1,030)	0	0
Pay	28-Day MXN-TIIE	5.500	Lunar	02/22/2023		434,400	(1,869)	1,112	(757)	0	0
Pay	28-Day MXN-TIIE	7.650	Lunar	02/24/2023		1,161,000	0	1,895	1,895	5	0
Receive	28-Day MXN-TIIE	7.730	Lunar	03/23/2023		8,600	0	(15)	(15)	0	0
Receive	28-Day MXN-TIIE	7.720	Lunar	03/24/2023		4,297,300	0	(7,660)	(7,660)	0	(21)
Pay	28-Day MXN-TIIE	8.910	Lunar	11/15/2023		968,800	0	4,178	4,178	10	0
Pay	28-Day MXN-TIIE	8.818	Lunar	11/16/2023		1,798,700	0	7,449	7,449	18	0
Pay	28-Day MXN-TIIE	8.980	Lunar	11/23/2023		1,578,600	0	7,032	7,032	17	0
Receive	28-Day MXN-TIIE	7.910	Lunar	12/07/2023		654,000	0	(1,624)	(1,624)	0	(6)
Pay	28-Day MXN-TIIE	7.920	Lunar	12/28/2023		353,900	206	691	897	3	0
Receive	28-Day MXN-TIIE	8.325	Lunar	02/08/2024		700,000	0	(2,369)	(2,369)	0	(5)
Receive	28-Day MXN-TIIE	7.865	Lunar	05/13/2024		784,500	(72)	(1,975)	(2,047)	0	(2)
Receive	28-Day MXN-TIIE	7.690	Lunar	05/22/2024		230,000	0	(519)	(519)	0	0
Receive	28-Day MXN-TIIE	7.180	Lunar	06/27/2024		1,091,200	0	(1,324)	(1,324)	2	0
Pay	28-Day MXN-TIIE	6.513	Lunar	09/26/2024		387,000	0	(81)	(81)	0	(3)
Pay	28-Day MXN-TIIE	7.990	Lunar	03/16/2028		4,000	0	17	17	0	0
Pay	28-Day MXN-TIIE	7.977	Lunar	03/17/2028		2,253,100	0	9,611	9,611	0	(43)
Receive	28-Day MXN-TIIE	9.210	Lunar	11/08/2028		400,200	(135)	(3,457)	(3,592)	0	(1)
Receive	28-Day MXN-TIIE	9.100	Lunar	11/09/2028		1,090,200	0	(9,343)	(9,343)	0	(3)
Receive	28-Day MXN-TIIE	9.330	Lunar	11/16/2028		1,103,300	0	(10,391)	(10,391)	0	(3)
Pay	28-Day MXN-TIIE	8.483	Lunar	01/17/2029		415,000	0	2,651	2,651	5	0
Pay	28-Day MXN-TIIE	8.493	Lunar	01/17/2029		196,950	0	1,266	1,266	2	0
Receive	28-Day MXN-TIIE	8.110	Lunar	05/03/2029		542,200	7	(2,749)	(2,742)	0	(12)
Pay	28-Day MXN-TIIE	8.135	Lunar	05/07/2029		348,900	0	1,797	1,797	8	0
Pay	28-Day MXN-TIIE	7.675	Lunar	06/04/2029		80,500	0	274	274	2	0
Receive	28-Day MXN-TIIE	6.845	Lunar	11/02/2029		215,800	0	(28)	(28)	0	(8)
Pay	28-Day MXN-TIIE	8.320	Lunar	01/07/2032		525,400	360	3,030	3,390	15	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		26,800	0	(158)	(158)	0	0
Pay	28-Day MXN-TIIE	7.890	Lunar	05/27/2039		434,200	0	2,038	2,038	0	(10)
Pay	28-Day MXN-TIIE	7.675	Lunar	06/09/2039		421,800	0	1,429	1,429	0	(9)
Pay	28-Day MXN-TIIE	7.625	Lunar	07/12/2039		124,000	0	383	383	0	(2)
Pay	28-Day MXN-TIIE	7.640	Lunar	07/13/2039		106,600	0	339	339	0	(2)
Pay	28-Day MXN-TIIE	7.127	Lunar	08/10/2039		132,900	0	8	8	0	(2)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Receive	28-Day MXN-TIIE	7.210	Lunar	10/28/2039	40,000	0	(22)	(22)	1	0
Receive	28-Day MXN-TIIE	7.253	Lunar	10/28/2039	80,000	0	(64)	(64)	1	0
Receive	28-Day MXN-TIIE	7.180	Lunar	10/31/2039	94,900	0	(35)	(35)	2	0
Receive	28-Day MXN-TIIE	7.200	Lunar	10/31/2039	82,300	0	(40)	(40)	1	0
						$(10,588)	$17,290	$6,702	$1,275	$(723)
Total Swap Agreements						$(10,686)	$17,415	$6,729	$1,275	$(723)

(m)	Securities with an aggregate market value of $620 and cash of $13,677 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2020	MXN	192,341		$9,941	$0	$(203)
	01/2020	NGN	1,204,458		3,057	0	(235)
	01/2020	PEN	1,396		412	0	(9)
	01/2020		$1,754	CLP	1,324,744	8	0
	01/2020		18,136	RON	78,415	227	0
	01/2020		3,143	RUB	201,906	104	0
	02/2020	COP	2,760,316		$800	0	(38)
	02/2020	HUF	2,884,300		9,759	40	(75)
	02/2020	PLN	15,078		3,781	0	(194)
	02/2020		$280	EGP	4,586	4	0
	02/2020		1,014	HUF	300,437	7	0
	02/2020		7,310	NGN	2,737,369	165	0
	02/2020		50,790	PLN	198,420	1,516	0
	02/2020		629	ZAR	9,010	11	0
	03/2020	RON	40,224	EUR	8,110	0	(256)
	03/2020		$6,627	IDR	94,640,187	173	0
	03/2020		4,405	THB	133,356	55	0
BPS	01/2020	BRL	172,800		$42,514	0	(442)
	01/2020	MXN	891,587		46,072	0	(953)
	01/2020	PEN	19,409		5,691	0	(165)
	01/2020	RON	3,754		867	0	(12)
	01/2020		$42,871	BRL	172,800	85	0
	01/2020		46,031	MXN	891,587	951	0
	01/2020		17,538	RON	75,683	185	0
	02/2020	AUD	14,182		$9,696	0	(267)
	02/2020	COP	52,751,654		15,042	0	(980)
	02/2020		$6,922	AUD	10,010	110	0
	02/2020		3,140	COP	10,464,189	39	0
	02/2020		9,404	EUR	8,452	101	0
	02/2020		1,165	HUF	341,439	0	(5)
	02/2020		12,352	PLN	47,450	157	0
	03/2020	IDR	48,916,998		$3,427	0	(88)
	03/2020	RON	35,066	EUR	7,062	0	(233)
	03/2020	THB	147,112		$4,877	0	(43)
	03/2020		$10,098	CNH	72,296	270	0
	03/2020		1,850	IDR	26,102,500	26	0
	03/2020		97,853	THB	2,953,687	931	0
	08/2020	TRY	32,084		$3,406	0	(1,669)
BRC	01/2020	MXN	1,546,042		80,144	0	(1,399)
	01/2020		$11,634	INR	828,817	0	(14)
	01/2020		43,535	MXN	850,891	1,325	0
	02/2020		356	HUF	104,635	0	0
	03/2020	INR	828,817		$11,546	0	(1)
	03/2020	MYR	12,178		2,925	0	(57)
	03/2020		$33,004	MYR	138,233	842	0
	06/2020		58,265	MXN	1,146,042	892	0
BSH	01/2020	BRL	36,600		$9,080	0	(18)
	01/2020	CLP	6,305,849		8,873	485	0
	01/2020		$8,897	BRL	36,600	201	0
	01/2020		8,721	CLP	7,000,347	592	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

CBK	01/2020	BRL	742,266		$183,691	194	(1,023)
	01/2020	CLP	43,369,990		57,445	1,056	(1,303)
	01/2020	ILS	37,639		10,880	0	(26)
	01/2020	MXN	711,201		36,864	0	(647)
	01/2020	PEN	257,023		75,494	0	(2,049)
	01/2020	RON	2,435		561	0	(9)
	01/2020		$180,799	BRL	742,266	3,721	0
	01/2020		13,927	CLP	10,772,693	479	(77)
	01/2020		959	ILS	3,327	5	0
	01/2020		19,469	JPY	2,113,800	0	(12)
	01/2020		34,549	PEN	117,283	836	0
	01/2020		3,888	RON	16,605	0	0
	01/2020		544	RUB	34,877	17	0
	02/2020	AUD	5,781		$3,967	0	(94)
	02/2020	CAD	26,108		19,724	0	(385)
	02/2020	COP	121,932,686		35,107	0	(1,926)
	02/2020	EUR	51,698		57,310	0	(831)
	02/2020	HUF	1,384,034		4,701	24	(22)
	02/2020	PEN	369,038		109,423	0	(1,788)
	02/2020	PLN	5,111		1,320	0	(27)
	02/2020		$99,476	BRL	404,766	1,053	0
	02/2020		36,739	COP	126,816,449	1,778	0
	02/2020		266	EGP	4,357	4	0
	02/2020		20,791	EUR	18,741	286	0
	02/2020		1,130	HUF	342,347	32	0
	02/2020		2,423	MXN	46,981	47	0
	02/2020		16,566	PEN	55,451	148	0
	02/2020		155	PLN	600	4	0
	03/2020	CNH	30		$4	0	0
	03/2020	PHP	542,843		10,588	0	(94)
	03/2020	RON	44,054	EUR	8,916	0	(242)
	03/2020	THB	130,706		$4,334	0	(38)
	03/2020		$9,967	EGP	165,074	193	0
	03/2020		14,722	PEN	50,012	338	0
	04/2020		20,041	MXN	394,497	488	0
	05/2020	NGN	1,088,406		$2,846	0	(55)
	06/2020		$36,074	MXN	711,201	637	0
	09/2020	NGN	1,641,159		$4,268	3	0
	09/2020		$2,034	EGP	37,690	188	0
DUB	01/2020	BRL	69,261		$17,183	0	(34)
	01/2020	CLP	348,499		467	3	0
	01/2020		$16,673	BRL	69,261	545	0
	01/2020		197	CZK	4,541	3	0
	01/2020		38,417	PEN	129,490	652	0
	08/2020	TRY	30,161		$3,132	0	(1,638)
FBF	01/2020	INR	121,824		1,694	0	(14)
	02/2020		$433	COP	1,492,118	20	0
	03/2020	CNH	68		$10	0	0
	08/2020	TRY	26,075		2,768	0	(1,357)
GLM	01/2020	CLP	3,122,861		4,017	0	(136)
	01/2020	MXN	1,914,423		95,915	0	(4,965)
	01/2020		$6,849	CLP	5,329,804	240	0
	02/2020	COP	10,585,674		$3,012	0	(203)
	02/2020	HUF	389,445		1,292	0	(30)
	02/2020	RUB	802,060		12,426	0	(435)
	02/2020		$990	COP	3,415,995	47	0
	02/2020		11,148	MXN	212,947	48	0
	03/2020		3,081	IDR	43,991,031	80	0
	03/2020		13,783	MYR	57,759	359	0
	03/2020		3,000	RUB	194,475	108	0
HUS	01/2020	CLP	15,972,143		$22,067	819	0
	01/2020	CZK	384,951		16,840	0	(140)
	01/2020	GBP	19,560		25,251	0	(664)
	01/2020	NGN	1,287,280		3,261	0	(258)
	01/2020	RON	2,427		562	0	(7)
	01/2020	RUB	228,530		3,457	0	(218)
	01/2020		$4,202	CLP	3,065,234	15	(139)
	01/2020		71,529	CZK	1,672,992	2,269	0
	01/2020		3,483	EGP	57,241	76	0
	01/2020		4	ILS	15	0	0
	01/2020		20,712	RUB	1,303,984	260	0
	01/2020		490	TRY	2,865	0	(11)
	02/2020	EUR	460		$513	0	(5)
	02/2020	HUF	1,672,125		5,590	0	(87)
	02/2020	PLN	3,125		799	0	(25)
	02/2020		$2,264	CLP	1,794,651	124	0
	02/2020		1,076	EGP	17,614	14	0
	02/2020		3,615	MXN	68,916	8	0
	02/2020		4,682	PLN	18,330	150	0
	03/2020	CNH	15,632		$2,224	0	(17)
	03/2020	EUR	646	RON	3,130	3	0
	03/2020	THB	15,263		$506	0	(4)
	03/2020		$11,535	INR	840,295	172	0
	03/2020		3,731	THB	112,990	48	0
	04/2020		1,323	EGP	22,444	49	0
	05/2020	NGN	140,752		$368	0	(8)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

	06/2020		186,240		485	0	(11)
	06/2020		$326	NGN	122,785	1	0
	09/2020	NGN	2,317,500		$6,000	0	(1)
	09/2020		$1,690	NGN	660,956	21	0
	12/2020		4,738	UYU	191,017	5	(1)
IND	01/2020	CZK	27,289		$1,185	0	(19)
	02/2020	HUF	253,862		843	0	(20)
	02/2020	PLN	14,745		3,846	0	(41)
	02/2020		$7,751	PLN	29,711	81	0
	02/2020	ZAR	53,491		$3,628	0	(175)
	03/2020	SGD	136		101	0	(1)
JPM	01/2020	BRL	585,575		145,279	0	(289)
	01/2020	INR	706,993		9,833	0	(79)
	01/2020	MXN	2,565		128	0	(8)
	01/2020	NGN	1,289,061		3,251	0	(272)
	01/2020	PEN	5,163		1,523	0	(35)
	01/2020		$149,402	BRL	585,575	170	(4,004)
	01/2020		147,658	MXN	2,892,845	4,919	0
	01/2020		10,308	NGN	3,780,799	26	0
	02/2020	NGN	2,742,530		$7,250	0	(239)
	02/2020		$78,584	HUF	23,241,276	332	0
	02/2020		14	NGN	5,161	0	0
	02/2020		70,091	PLN	275,226	2,462	0
	03/2020	EUR	1,156	RON	5,608	6	0
	03/2020		$999	EGP	16,507	18	0
	05/2020	NGN	139,795		$365	0	(8)
	05/2020		$3,555	NGN	1,368,954	95	0
	09/2020	NGN	1,386,720		$3,600	6	0
MYI	01/2020	BRL	111,875		28,400	809	(220)
	01/2020	EGP	173,782		9,938	0	(865)
	01/2020		$27,756	BRL	111,875	55	0
	01/2020		6,523	EGP	107,229	143	0
	01/2020		6,851	PEN	23,302	179	0
	02/2020	EUR	6,418		$7,143	0	(75)
	02/2020	HUF	149,987		502	0	(7)
	02/2020	PLN	6,848		1,768	0	(37)
	02/2020		$10,724	HUF	3,177,936	67	0
	02/2020		5,130	PLN	19,967	133	0
	02/2020	ZAR	397,156		$26,922	0	(1,310)
	03/2020	EUR	15,070	RON	72,992	66	0
	03/2020	RON	35,375	EUR	7,120	0	(239)
	03/2020	RUB	385,913		$5,939	0	(229)
	03/2020		$4,524	EGP	74,825	87	0
	04/2020	BRL	41,500		$9,866	0	(411)
	04/2020		$10,952	BRL	41,500	0	(676)
	09/2020	EGP	37,690		$2,082	0	(140)
RBC	01/2020	PEN	2,593		767	0	(15)
RYL	01/2020	RON	2,427		560	0	(8)
	01/2020		$1,719	CLP	1,349,243	76	0
	02/2020	MXN	64,205		$3,311	0	(65)
	02/2020		$264	PLN	1,037	9	0
	03/2020	CNH	332,805		$46,153	0	(1,574)
	03/2020	EUR	15,062	RON	72,992	75	0
	03/2020		$559	THB	16,865	5	0
SCX	01/2020	CZK	38,176		$1,647	0	(37)
	01/2020		$615	CZK	14,351	18	0
	02/2020	HUF	467,900		$1,580	0	(9)
	02/2020	PLN	25,102		6,453	0	(164)
	02/2020		$19,312	AUD	28,232	521	0
	02/2020		808	MXN	15,649	15	0
	02/2020		1,881	PLN	7,311	47	0
	02/2020	ZAR	37,215		$2,570	0	(75)
	03/2020	CNH	66		9	0	0
SOG	02/2020	PLN	17,319		4,476	0	(89)
	03/2020	CNH	79,975		11,093	0	(376)
	03/2020	THB	89,014		2,939	0	(38)
SSB	01/2020	BRL	12,483		2,962	0	(141)
	02/2020	HUF	427,918		1,421	0	(32)
	02/2020	PLN	5,822		1,500	0	(34)
TOR	01/2020		$6,528	CLP	5,192,828	378	0
UAG	01/2020	CZK	35,923		$1,551	0	(33)
	01/2020		$316	ILS	1,102	4	0
	01/2020		6,851	PEN	23,293	177	0
	02/2020		6,213	MXN	119,451	67	0
	02/2020		22,439	PLN	87,889	730	0
	02/2020		135	ZAR	1,932	2	0
	02/2020	ZAR	3,886		$275	0	(1)
Total Forward Foreign Currency Contracts						$38,950	$(40,502)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
FBF	Put - OTC CDX.IG-33 5-Year Index	Buy	1.200%	01/15/2020	95,200	$12	$0

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Call - OTC USD versus BRL	BRL	5.500	01/16/2020	60,000	$6	$0
	Call - OTC USD versus CZK	CZK	24.700	01/17/2020	70,000	7	1
	Call - OTC USD versus HUF	HUF	330.000	01/17/2020	58,000	6	0
	Call - OTC USD versus MXN	MXN	23.000	01/08/2020	25,000	2	0
	Call - OTC USD versus PLN	PLN	4.400	01/02/2020	10,000	1	0
	Call - OTC USD versus THB	THB	33.000	01/09/2020	25,000	3	0
GLM	Put - OTC USD versus BRL	BRL	3.940	01/31/2020	5,000	85	21
HUS	Put - OTC USD versus CNH	CNH	6.900	03/06/2020	51,400	157	172
	Call - OTC USD versus PLN	PLN	4.600	01/09/2020	105,000	10	0
						$277	$194

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 02/01/2050	$76.500	02/05/2020	130,200	$5	$0
Total Purchased Options					$294	$194

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425%	03/18/2020	7,500	$(5)	$(6)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	2,800	(2)	(4)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	7,500	(8)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	2,800	(4)	(1)
BPS	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	6,300	(8)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	2,200	(1)	(4)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	2,200	(3)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	02/19/2020	3,600	(2)	(5)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	2,200	(1)	(5)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	5,800	(9)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	4,000	(6)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	5,300	(4)	(8)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	5,300	(7)	(1)
BRC	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	2,100	(1)	(5)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	2,100	(4)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	12,100	(6)	(10)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	12,100	(14)	(4)
CBK	Put - OTC CDX.IG-33 5-Year Index	Sell	1.000	01/15/2020	9,800	(8)	0
CKL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	3,800	(3)	(8)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.850	02/19/2020	3,800	(4)	0
DBL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	4,500	(3)	(9)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	4,500	(7)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	02/19/2020	3,600	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	02/19/2020	3,600	(3)	(1)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	2,300	(2)	(4)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	2,300	(4)	0
FBF	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	79,100	(73)	(1)
GST	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	5,000	(4)	(8)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	5,000	(5)	(1)
JLN	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	2,600	(2)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	2,600	(3)	(1)
JPM	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	2,700	(3)	(4)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	2,700	(3)	(1)
MEI	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	3,500	(2)	(8)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	3,500	(4)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	4,500	(4)	(7)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	4,500	(5)	(1)
						$(228)	$(114)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC USD versus TRY	TRY	13.000	08/26/2020	15,700	$(1,307)	$(14)
DUB	Call - OTC USD versus TRY		13.000	08/27/2020	15,300	(1,356)	(13)
FBF	Call - OTC USD versus TRY		13.000	08/26/2020	15,600	(1,206)	(13)
GLM	Put - OTC USD versus BRL	BRL	3.815	01/31/2020	5,000	(34)	(3)
	Call - OTC USD versus BRL		4.200	01/31/2020	5,000	(52)	(10)
HUS	Call - OTC USD versus CNH	CNH	7.140	03/06/2020	25,700	(158)	(51)
						$(4,113)	$(104)
Total Written Options						$(4,341)	$(218)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)

										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Huarong Finance Co. Ltd.	1.000%	Quarterly	10/23/2020	0.498%		$3,600	$(3)	$25	$22	$0
	Peru Government International Bond	1.000	Quarterly	09/20/2020	0.072		600	(25)	29	4	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2020	0.559	EUR	21,700	(479)	539	60	0
BRC	Nigeria Government International Bond	5.000	Quarterly	12/20/2021	2.306		$3,000	161	(1)	160	0
CBK	South Africa Government International Bond	1.000	Quarterly	12/20/2020	0.501		3,200	14	3	17	0
DUB	Egypt Government International Bond	1.000	Quarterly	06/20/2020	1.397		5,500	(160)	152	0	(8)
FBF	Egypt Government International Bond	1.000	Quarterly	12/20/2021	2.026		10,000	(853)	660	0	(193)
	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.151		1,400	(7)	37	30	0
GST	Chile Government International Bond	1.000	Quarterly	09/20/2020	0.096		9,000	24	38	62	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	0.806		1,200	(12)	16	4	0
HUS	Mexico Government International Bond	1.000	Quarterly	06/20/2020	0.160		14,600	76	(13)	63	0
	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.151		6,900	(28)	173	145	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2020	0.501		3,900	6	14	20	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2020	0.609		6,100	(141)	155	14	0
JPM	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	0.806		1,300	(13)	17	4	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2020	0.609		2,800	(62)	68	6	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2021	1.454		5,800	(454)	418	0	(36)
NGF	South Africa Government International Bond	1.000	Quarterly	06/20/2021	0.705		13,400	(27)	90	63	0
								$(1,983)	$2,420	$674	$(237)

CROSS-CURRENCY SWAPS

											Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)		Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Floating rate equal to 3-Month TRY-LIBOR plus 0.223% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	04/16/2024	TRY	34,700		$6,006	$2	$2,735	$2,737	$0
GST	Floating rate equal to 3-Month USD-LIBOR plus 0.115% based on the notional amount of currency received	Floating rate equal to 3-Month TRY-LIBOR based on the notional amount of currency delivered	Maturity	01/15/2021		$70,045	TRY	403,600	(137)	2,401	2,264	0
	Floating rate equal to 3-Month USD-LIBOR plus 0.176% based on the notional amount of currency received	Floating rate equal to 3-Month TRY-LIBOR based on the notional amount of currency delivered	Maturity	09/16/2020		28,717		163,400	(4)	(1,216)	0	(1,220)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

HUS	Floating rate equal to 3-Month TRY-LIBOR plus 0.197% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/27/2020	TRY	57,987		$12,081	(18)	(1,198)	0	(1,216)
	Floating rate equal to 3-Month USD-LIBOR plus 0.115% based on the notional amount of currency received	Floating rate equal to 3-Month TRY-LIBOR based on the notional amount of currency delivered	Maturity	01/15/2021		$18,414	TRY	106,100	(36)	628	592	0
									$(193)	$3,350	$5,593	$(2,436)

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
AZD	Receive	3-Month CNY-CNREPOFIX	2.790%	Quarterly	08/23/2024	CNY	323,900	$0	$267	$267	$0
BOA	Receive	1-Year ILS-TELBOR	0.285	Annual	02/16/2020	ILS	135,500	0	(95)	0	(95)
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		88,300	0	(76)	0	(76)
	Pay	1-Year ILS-TELBOR	1.963	Annual	02/16/2028		28,700	(2)	959	957	0
	Receive	1-Year ILS-TELBOR	0.800	Annual	04/24/2028		130,200	0	(207)	0	(207)
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		18,500	0	605	605	0
	Receive	3-Month COP-IBR Compounded-OIS	5.340	Quarterly	02/26/2024	COP	27,739,000	0	(216)	0	(216)
	Receive	3-Month COP-IBR Compounded-OIS	6.050	Quarterly	02/15/2029		19,262,000	0	(292)	0	(292)
BPS	Pay	1-Year ILS-TELBOR	1.805	Annual	12/12/2025	ILS	1,700	0	39	39	0
	Receive	3-Month COP-IBR Compounded-OIS	5.340	Quarterly	02/13/2024	COP	35,601,000	0	(281)	0	(281)
	Pay	3-Month COP-IBR Compounded-OIS	5.240	Quarterly	04/29/2024		31,289,000	0	212	212	0
	Receive	3-Month COP-IBR Compounded-OIS	5.610	Quarterly	02/11/2026		81,064,000	0	(871)	0	(871)
	Pay	3-Month COP-IBR Compounded-OIS	5.960	Quarterly	06/21/2026		18,583,800	0	295	295	0
	Receive	3-Month COP-IBR Compounded-OIS	5.960	Quarterly	01/11/2029		77,875,400	24	(1,103)	0	(1,079)
	Receive	3-Month COP-IBR Compounded-OIS	5.980	Quarterly	02/12/2029		19,455,000	0	(265)	0	(265)
	Receive	3-Month COP-IBR Compounded-OIS	6.050	Quarterly	02/13/2029		41,705,000	0	(635)	0	(635)
	Pay	6-Month THB-THBFIX	2.390	Semi-Annual	12/19/2028	THB	275,200	0	755	755	0
	Pay	6-Month THB-THBFIX	2.417	Semi-Annual	12/19/2028		63,600	0	179	179	0
BRC	Receive	1-Year ILS-TELBOR	0.374	Annual	06/20/2020	ILS	214,300	0	(186)	0	(186)
	Pay	1-Year ILS-TELBOR	0.140	Annual	06/20/2020		741,600	0	(16)	0	(16)
	Pay	1-Year ILS-TELBOR	1.050	Annual	02/27/2024		12,800	0	145	145	0
	Receive	1-Year ILS-TELBOR	0.513	Annual	08/12/2024		39,500	0	(103)	0	(103)
	Receive	1-Year ILS-TELBOR	0.795	Annual	06/20/2028		43,000	0	(53)	0	(53)
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		46,200	0	1,455	1,455	0
BSH	Receive	6-Month CLP-CHILIBOR	2.910	Semi-Annual	06/06/2023	CLP	10,000,000	0	(438)	0	(438)
	Pay	6-Month CLP-CHILIBOR	3.790	Semi-Annual	03/14/2026		15,998,900	0	1,789	1,789	0
	Receive	6-Month CLP-CHILIBOR	3.300	Semi-Annual	06/21/2029		3,550,000	0	(172)	0	(172)
CBK	Pay	1-Year ILS-TELBOR	1.041	Annual	05/15/2024	ILS	80,700	0	865	865	0
	Receive	1-Year ILS-TELBOR	0.950	Annual	05/23/2024		146,100	0	(1,371)	0	(1,371)
	Receive	1-Year ILS-TELBOR	0.485	Annual	08/09/2024		64,700	0	(143)	0	(143)
	Pay	3-Month COP-IBR Compounded-OIS	4.840	Quarterly	03/22/2021	COP	24,025,600	0	48	48	0
	Pay	3-Month COP-IBR Compounded-OIS	5.120	Quarterly	12/11/2021		44,294,200	0	187	187	0
	Receive	3-Month COP-IBR Compounded-OIS	5.340	Quarterly	02/26/2024		76,479,000	0	(595)	0	(595)
	Pay	3-Month COP-IBR Compounded-OIS	5.255	Quarterly	04/29/2024		27,422,000	0	191	191	0
	Pay	3-Month COP-IBR Compounded-OIS	4.582	Quarterly	06/18/2024		16,550,000	0	(33)	0	(33)
	Pay	3-Month COP-IBR Compounded-OIS	5.780	Quarterly	06/07/2026		21,863,000	0	284	284	0
	Pay	3-Month COP-IBR Compounded-OIS	6.395	Quarterly	10/24/2028		29,025,400	0	693	693	0
	Receive	3-Month COP-IBR Compounded-OIS	5.990	Quarterly	01/14/2029		20,741,300	(4)	(296)	0	(300)
	Pay	3-Month COP-IBR Compounded-OIS	5.770	Quarterly	03/26/2029		28,930,500	0	230	230	0
	Pay	6-Month CLP-CHILIBOR	3.650	Semi-Annual	11/14/2023	CLP	326,700	0	28	28	0
	Receive	6-Month CLP-CHILIBOR	3.763	Semi-Annual	05/24/2029		2,445,900	(38)	(218)	0	(256)
	Pay	6-Month THB-THBFIX	2.625	Semi-Annual	07/27/2025	THB	158,600	0	400	400	0
	Pay	6-Month THB-THBFIX	2.810	Semi-Annual	09/23/2025		294,600	0	848	848	0
DUB	Pay	1-Year BRL-CDI	7.238	Maturity	01/04/2021	BRL	285,600	0	2,508	2,508	0
	Receive	1-Year ILS-TELBOR	0.414	Annual	06/20/2020	ILS	89,200	0	(88)	0	(88)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

	Receive	1-Year ILS-TELBOR	0.590	Annual	10/11/2020		284,000	0	(354)	0	(354)
	Receive	1-Year ILS-TELBOR	0.690	Annual	09/27/2027		25,100	0	(15)	0	(15)
	Pay	1-Year ILS-TELBOR	2.100	Annual	06/20/2028		11,000	0	388	388	0
	Pay	3-Month COP-IBR Compounded-OIS	5.320	Quarterly	03/17/2020	COP	23,430,000	0	22	22	0
	Pay	3-Month COP-IBR Compounded-OIS	4.910	Quarterly	03/16/2021		94,278,300	0	215	215	0
	Pay	3-Month COP-IBR Compounded-OIS	5.275	Quarterly	04/04/2023		15,847,400	0	116	116	0
	Receive	3-Month COP-IBR Compounded-OIS	5.300	Quarterly	02/12/2024		37,015,000	0	(275)	0	(275)
	Pay	3-Month COP-IBR Compounded-OIS	5.171	Quarterly	05/21/2024		135,854,300	0	770	770	0
	Receive	3-Month COP-IBR Compounded-OIS	6.445	Quarterly	07/01/2025		22,000,000	0	(547)	0	(547)
	Receive	3-Month COP-IBR Compounded-OIS	6.050	Quarterly	02/15/2029		8,379,000	0	(127)	0	(127)
	Pay	6-Month THB-THBFIX	2.580	Semi-Annual	10/19/2025	THB	162,100	0	391	391	0
FBF	Pay	6-Month CLP-CHILIBOR	3.270	Semi-Annual	03/18/2021	CLP	10,010,000	0	303	303	0
	Pay	6-Month THB-THBFIX	2.780	Semi-Annual	09/23/2025	THB	50,980	0	144	144	0
GLM	Receive	1-Year ILS-TELBOR	0.290	Annual	02/16/2020	ILS	278,500	2	(201)	0	(199)
	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020		179,600	0	(118)	0	(118)
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		178,100	13	(166)	0	(153)
	Pay	1-Year ILS-TELBOR	1.408	Annual	12/10/2023		244,300	0	3,123	3,123	0
	Pay	1-Year ILS-TELBOR	1.048	Annual	02/27/2024		171,400	0	1,931	1,931	0
	Receive	1-Year ILS-TELBOR	0.950	Annual	05/23/2024		91,200	0	(856)	0	(856)
	Receive	1-Year ILS-TELBOR	0.960	Annual	05/24/2024		235,300	0	(2,241)	0	(2,241)
	Receive	1-Year ILS-TELBOR	0.520	Annual	08/12/2024		51,200	0	(138)	0	(138)
	Pay	1-Year ILS-TELBOR	1.898	Annual	12/17/2025		59,900	0	1,442	1,442	0
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		3,200	0	107	107	0
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		37,800	0	1,170	1,170	0
	Receive	1-Year ILS-TELBOR	0.720	Annual	06/20/2028		20,200	0	5	5	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		18,500	0	605	605	0
	Pay	3-Month COP-IBR Compounded-OIS	5.495	Quarterly	08/30/2023	COP	12,586,800	0	117	117	0
	Receive	3-Month COP-IBR Compounded-OIS	5.338	Quarterly	02/14/2024		151,326,000	(7)	(1,183)	0	(1,190)
	Pay	3-Month COP-IBR Compounded-OIS	6.200	Quarterly	03/21/2024		16,490,000	0	292	292	0
	Pay	3-Month COP-IBR Compounded-OIS	5.170	Quarterly	05/23/2024		11,411,000	0	64	64	0
	Receive	3-Month COP-IBR Compounded-OIS	4.880	Quarterly	06/07/2024		114,457,000	(8)	(201)	0	(209)
	Pay	3-Month COP-IBR Compounded-OIS	6.120	Quarterly	10/16/2024		26,001,500	(3)	492	489	0
	Receive	6-Month CLP-CHILIBOR	2.050	Semi-Annual	08/01/2021	CLP	21,555,000	0	(118)	0	(118)
	Pay	6-Month CLP-CHILIBOR	3.455	Semi-Annual	06/02/2022		12,855,400	0	706	706	0
	Pay	6-Month CLP-CHILIBOR	3.535	Semi-Annual	11/14/2022		5,515,400	0	367	367	0
	Receive	6-Month CLP-CHILIBOR	3.015	Semi-Annual	06/20/2026		5,445,000	0	(230)	0	(230)
	Pay	6-Month CLP-CHILIBOR	4.095	Semi-Annual	06/01/2027		15,023,700	0	2,073	2,073	0
	Pay	6-Month CLP-CHILIBOR	3.830	Semi-Annual	05/22/2029		6,734,700	0	758	758	0
	Pay(2)	6-Month CLP-CHILIBOR	4.319	Semi-Annual	05/22/2029		10,120,000	0	417	417	0
	Pay	6-Month CLP-CHILIBOR	3.265	Semi-Annual	06/14/2029		1,715,500	0	77	77	0
	Pay	6-Month THB-THBFIX	2.110	Semi-Annual	01/26/2022	THB	1,415,700	816	235	1,051	0
	Pay	6-Month THB-THBFIX	1.990	Semi-Annual	06/08/2023		781,200	183	523	706	0
GST	Receive	3-Month CNY-CNREPOFIX	2.907	Quarterly	12/18/2024	CNY	20,700	0	4	4	0
	Receive	6-Month HUF-BBR	0.830	Annual	12/21/2020	HUF	10,610,500	17	(214)	0	(197)
HUS	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020	ILS	93,400	0	(80)	0	(80)
	Pay	1-Year ILS-TELBOR	1.018	Annual	03/11/2024		117,300	0	1,263	1,263	0
	Pay	1-Year ILS-TELBOR	1.018	Annual	05/15/2024		64,800	0	673	673	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		20,000	1	653	654	0
	Pay	3-Month COP-IBR Compounded-OIS	6.200	Quarterly	03/21/2024	COP	30,644,600	0	543	543	0
	Pay	6-Month THB-THBFIX	1.990	Semi-Annual	06/08/2023	THB	308,900	10	269	279	0
	Pay	6-Month THB-THBFIX	2.505	Semi-Annual	01/28/2025		118,800	0	254	254	0
JPM	Receive	1-Year ILS-TELBOR	0.420	Annual	06/20/2020	ILS	78,300	0	(79)	0	(79)
	Pay	1-Year ILS-TELBOR	0.140	Annual	10/11/2020		284,000	0	(11)	0	(11)
	Receive	1-Year ILS-TELBOR	0.475	Annual	08/09/2024		67,300	0	(139)	0	(139)
	Receive	1-Year ILS-TELBOR	0.813	Annual	06/20/2028		24,300	0	(41)	0	(41)
	Pay	1-Year ILS-TELBOR	2.078	Annual	06/20/2028		17,000	0	591	591	0
	Receive	3-Month CNY-CNREPOFIX	2.748	Quarterly	08/20/2024	CNY	64,000	0	70	70	0
	Pay	3-Month COP-IBR Compounded-OIS	5.230	Quarterly	05/28/2020	COP	28,690,000	0	47	47	0
	Pay	3-Month COP-IBR Compounded-OIS	4.840	Quarterly	03/22/2021		51,628,600	0	103	103	0
	Pay	3-Month COP-IBR Compounded-OIS	5.250	Quarterly	04/23/2024		43,681,500	0	304	304	0
	Receive	3-Month COP-IBR Compounded-OIS	4.880	Quarterly	06/07/2024		48,804,400	0	(89)	0	(89)
	Pay	3-Month COP-IBR Compounded-OIS	4.607	Quarterly	06/17/2024		37,598,500	0	(63)	0	(63)
	Pay	3-Month COP-IBR Compounded-OIS	5.730	Quarterly	06/21/2024		24,420,500	0	301	301	0
	Receive	3-Month COP-IBR Compounded-OIS	5.630	Quarterly	02/07/2026		16,543,000	0	(184)	0	(184)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

	Pay	3-Month COP-IBR Compounded-OIS	5.770	Quarterly	06/07/2026		36,887,000	0	473	473	0
	Receive	3-Month COP-IBR Compounded-OIS	6.390	Quarterly	11/21/2028		37,114,100	0	(859)	0	(859)
	Receive	3-Month COP-IBR Compounded-OIS	6.320	Quarterly	12/10/2028		28,956,000	0	(613)	0	(613)
	Receive	3-Month COP-IBR Compounded-OIS	5.960	Quarterly	02/11/2029		31,432,000	0	(414)	0	(414)
	Receive	6-Month CLP-CHILIBOR	3.540	Semi-Annual	06/04/2029	CLP	4,085,000	0	(318)	0	(318)
	Receive	6-Month HUF-BBR	0.830	Annual	12/21/2020	HUF	10,610,300	0	(197)	0	(197)
MYC	Pay	3-Month COP-IBR Compounded-OIS	4.795	Quarterly	03/03/2020	COP	28,095,000	0	15	15	0
SCX	Receive	3-Month CNY-CNREPOFIX	2.895	Quarterly	09/17/2024	CNY	122,400	0	23	23	0
								$1,004	$17,597	$36,426	$(17,825)
Total Swap Agreements								$(1,172)	$23,367	$42,693	$(20,498)

(o)	Securities with an aggregate market value of $10,813 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	The underlying instrument has a forward starting effective date.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$0	$653	$653
Sovereign Issues	0	24,193	0	24,193
Brazil
Corporate Bonds & Notes	0	67,669	0	67,669
Loan Participations and Assignments	0	0	22,878	22,878
Sovereign Issues	0	55,792	0	55,792
Cayman Islands
Asset-Backed Securities	0	0	8,484	8,484
Corporate Bonds & Notes	0	12,383	0	12,383
Chile
Corporate Bonds & Notes	0	1,674	0	1,674
Sovereign Issues	0	97,103	0	97,103
China
Sovereign Issues	0	46,766	0	46,766
Colombia
Corporate Bonds & Notes	0	27,721	0	27,721
Sovereign Issues	0	106,317	0	106,317
Costa Rica
Sovereign Issues	0	2,048	0	2,048
Czech Republic
Sovereign Issues	0	47,981	0	47,981
Dominican Republic
Sovereign Issues	0	42,031	0	42,031
Egypt
Sovereign Issues	0	1,252	0	1,252
El Salvador
Sovereign Issues	0	1,981	0	1,981
Germany
Corporate Bonds & Notes	0	47,723	0	47,723
Ghana
Sovereign Issues	0	9,687	0	9,687
Hong Kong
Corporate Bonds & Notes	0	16,905	0	16,905
Hungary
Sovereign Issues	0	163,607	0	163,607
India
Corporate Bonds & Notes	0	4,790	0	4,790
Indonesia
Corporate Bonds & Notes	0	9,568	0	9,568
Ireland
Corporate Bonds & Notes	0	1,763	0	1,763
Italy
Corporate Bonds & Notes	0	4,163	0	4,163
Jersey, Channel Islands
Asset-Backed Securities	0	0	6,728	6,728
Kazakhstan
Corporate Bonds & Notes	0	8,020	0	8,020
Luxembourg
Corporate Bonds & Notes	0	9,696	704	10,400
Malaysia
Sovereign Issues	0	69,786	0	69,786
Mauritius
Corporate Bonds & Notes	0	6,102	0	6,102
Mexico
Corporate Bonds & Notes	0	45,281	0	45,281
Sovereign Issues	0	48,295	0	48,295
Mongolia
Sovereign Issues	0	2,991	0	2,991
Netherlands
Asset-Backed Securities	0	413	0	413
Corporate Bonds & Notes	0	732	0	732
Nigeria
Sovereign Issues	0	3,321	0	3,321
Oman
Sovereign Issues	0	2,695	0	2,695
Peru
Corporate Bonds & Notes	0	17,131	0	17,131
Sovereign Issues	0	138,776	0	138,776
Philippines
Sovereign Issues	0	17,603	0	17,603
Poland
Sovereign Issues	0	172,491	0	172,491
Qatar
Loan Participations and Assignments	0	0	26,800	26,800
Romania
Sovereign Issues	0	15,380	0	15,380
Russia
Sovereign Issues	0	179,246	0	179,246
Senegal
Loan Participations and Assignments	0	0	7,767	7,767
South Africa
Corporate Bonds & Notes	0	21,472	0	21,472
Sovereign Issues	0	160,357	0	160,357
South Korea

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Sovereign Issues	0	51,302	0	51,302
Spain
Sovereign Issues	0	1,025	0	1,025
Thailand
Sovereign Issues	0	75,743	0	75,743
Turkey
Sovereign Issues	0	93,003	0	93,003
Ukraine
Sovereign Issues	0	22,496	0	22,496
United Kingdom
Corporate Bonds & Notes	0	13,349	0	13,349
Non-Agency Mortgage-Backed Securities	0	24,284	0	24,284
United States
Asset-Backed Securities	0	104,391	0	104,391
Corporate Bonds & Notes	0	101,368	0	101,368
Loan Participations and Assignments	0	0	4,517	4,517
Non-Agency Mortgage-Backed Securities	0	58,409	0	58,409
U.S. Government Agencies	0	314,389	0	314,389
Uruguay
Sovereign Issues	0	1,016	0	1,016
Short-Term Instruments
Repurchase Agreements	0	5,404	0	5,404
Short-Term Notes	0	9,718	0	9,718
Argentina Treasury Bills	0	6,941	0	6,941
Egypt Treasury Bills	0	19,198	0	19,198
Nigeria Treasury Bills	0	10,842	0	10,842
U.S. Treasury Bills	0	16,417	0	16,417
	$0	$2,642,200	$78,531	$2,720,731
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$94,357	$0	$0	$94,357
Total Investments	$94,357	$2,642,200	$78,531	$2,815,088
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2	1,275	0	1,277
Over the counter	0	81,837	0	81,837

	$2	$83,112	$0	$83,114
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(723)	0	(723)
Over the counter	0	(61,218)	0	(61,218)
	$0	$(61,941)	$0	$(61,941)
Total Financial Derivative Instruments	$2	$21,171	$0	$21,173
Totals	$94,359	$2,663,371	$78,531	$2,836,261

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2019:

Category and Subcategory	Beginning Balance at 03/31/2019	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2019(1)
Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$818	$0	$5	$0	$(170)	$0	$0	$653	$(170)
Brazil
Loan Participations and Assignments	22,536	0	0	0	0	342	0	0	22,878	342
Cayman Islands
Asset-Backed Securities	0	10,541	(2,117)	13	8	39	0	0	8,484	39
Jersey, Channel Islands
Asset-Backed Securities	0	9,555	(2,908)	37	35	9	0	0	6,728	9
Luxembourg
Corporate Bonds & Notes	0	840	0	0	0	(136)	0	0	704	(136)
Qatar
Loan Participations and Assignments	26,599	8,039	(8,039)	87	(30)	144	0	0	26,800	114
Senegal

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Loan Participations and Assignments	0	7,617	0	0	0	150	0	0	7,767	150
United States
Loan Participations and Assignments	0	0	0	0	0	0	4,517	0	4,517	0
Totals	$49,135	$37,410	$(13,064)	$142	$13	$378	$4,517	$0	$78,531	$348

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

				(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 12/31/2019	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$653	Reference Instrument	Broker Quote	101.520	-
Brazil
Loan Participations and Assignments	22,878	Proxy Pricing	Base Price	101.080	-
Cayman Islands
Asset-Backed Securities	8,484	Other Valuation Techniques(2)	-	-
Jersey, Channel Islands
Asset-Backed Securities	6,728	Other Valuation Techniques(2)	-	-
Luxembourg
Corporate Bonds & Notes	96	Market Based Approach	Recovery Value	47.609	-
	608	Other Valuation Techniques(2)	-	-
Qatar
Loan Participations and Assignments	26,800	Third Party Vendor	Broker Quote	100.000	-
Senegal
Loan Participations and Assignments	7,767	Proxy Pricing	Base Price	100.013	-
United States
Loan Participations and Assignments	4,517	Third Party Vendor	Broker Quote	100.372	-
Total	$78,531

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Extended Duration Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 162.7% ¤
CORPORATE BONDS & NOTES 2.5%
BANKING & FINANCE 2.0%
Barclays PLC 4.610% due 02/15/2023 ●	$3,500	$3,656
BOC Aviation Ltd. 2.750% due 09/18/2022	800	803
Deutsche Bank AG
2.768% (US0003M + 0.815%) due 01/22/2021 ~	5,600	5,578
3.192% (US0003M + 1.290%) due 02/04/2021 ~	900	902
Mitsubishi UFJ Financial Group, Inc.
2.586% (US0003M + 0.650%) due 07/26/2021 ~	1,100	1,105
2.796% (US0003M + 0.860%) due 07/26/2023 ~	2,100	2,117
MUFG Union Bank N.A. 2.252% (SOFRRATE + 0.710%) due 12/09/2022 ~	1,300	1,303
Santander UK PLC 2.570% (US0003M + 0.660%) due 11/15/2021 ~	3,400	3,418
SL Green Operating Partnership LP 2.884% (US0003M + 0.980%) due 08/16/2021 ~	1,300	1,300
UBS AG 2.200% due 06/08/2020	6,200	6,208
UBS Group AG 2.859% due 08/15/2023 ●	2,500	2,540
		28,930
INDUSTRIALS 0.4%
Georgia-Pacific LLC 7.750% due 11/15/2029	30	42
Kinder Morgan, Inc. 3.281% (US0003M + 1.280%) due 01/15/2023 ~	3,300	3,348
Sands China Ltd. 5.400% due 08/08/2028	800	904
United Airlines Pass-Through Trust
2.875% due 04/07/2030	984	999
3.100% due 04/07/2030	984	998
		6,291
UTILITIES 0.1%
Petrobras Global Finance BV 5.093% due 01/15/2030	623	669
Total Corporate Bonds & Notes (Cost $35,414)		35,890
MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047	95	99
Total Municipal Bonds & Notes (Cost $91)		99
U.S. GOVERNMENT AGENCIES 17.0%
Fannie Mae
0.000% due 11/15/2030 (a)	400	308
3.000% due 07/25/2043	1,769	1,749
3.680% due 01/01/2029	1,700	1,848
3.790% due 01/01/2029	2,000	2,161
3.850% due 01/01/2031	1,400	1,542
3.880% due 01/01/2031	1,800	1,997
3.920% due 01/01/2031	762	843
5.000% due 08/25/2033	47	52
5.500% due 04/25/2033 - 08/25/2035	91	101
6.000% due 12/25/2034	247	322
Freddie Mac
0.000% due 03/15/2028 - 07/15/2032 (a)	19,800	15,659
3.000% due 04/15/2053	1,877	1,839
4.104% due 11/25/2052 ~	5,091	5,671
5.500% due 02/15/2024	42	43
6.000% due 06/15/2035	398	517
Ginnie Mae 5.500% due 10/20/2037	195	235

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2019 (Unaudited)

Residual Funding Corp. STRIPS(a) 0.000% due 04/15/2030	4,100	3,201
Resolution Funding Corp. STRIPS 0.000% due 04/15/2028 - 04/15/2029	3,191	2,596
Small Business Administration 5.290% due 12/01/2027	62	65
Tennessee Valley Authority STRIPS 4.625% due 09/15/2060	1,000	1,372
Uniform Mortgage-Backed Security 4.000% due 08/01/2048	282	293
Uniform Mortgage-Backed Security, TBA
2.500% due 02/01/2050	22,700	22,421
3.000% due 02/01/2050	10,200	10,332
3.500% due 01/01/2050 - 02/01/2050	14,300	14,701
4.000% due 01/01/2050 - 02/01/2050	151,100	157,136
5.500% due 01/01/2050	1,100	1,184
Total U.S. Government Agencies (Cost $243,342)		248,188
U.S. TREASURY OBLIGATIONS 135.9%
U.S. Treasury Bonds
2.500% due 02/15/2046 (d)	4,900	4,999
2.500% due 05/15/2046 (d)(h)	3,700	3,774
2.750% due 11/15/2047	1	1
2.875% due 05/15/2043 (d)	11,330	12,334
2.875% due 08/15/2045 (d)	3,040	3,320
2.875% due 05/15/2049 (d)	12,170	13,403
3.000% due 05/15/2042 (d)	43,400	48,245
3.000% due 02/15/2048 (d)(h)	4,740	5,324
3.000% due 08/15/2048 (d)	46,640	52,483
3.125% due 11/15/2041 (d)	101,400	114,928
3.125% due 02/15/2042 (d)(h)	41,600	47,152
3.125% due 08/15/2044 (d)	87,700	99,680
3.125% due 05/15/2048 (d)	14,090	16,210
3.375% due 05/15/2044 (d)	31,275	36,980
3.750% due 11/15/2043 (d)(h)	202	252
3.875% due 08/15/2040 (d)	200	252
4.250% due 11/15/2040 (d)	77,100	101,961
4.375% due 05/15/2040 (d)	780	1,047
4.500% due 08/15/2039 (d)	400	543
4.750% due 02/15/2041 (d)	6,100	8,599
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2022 (d)(f)	2,963	2,959
0.375% due 01/15/2027 (d)(h)	1,023	1,039
0.375% due 07/15/2027 (d)(f)(h)	1,673	1,707
0.500% due 01/15/2028 (d)(h)	10,350	10,620
0.625% due 01/15/2026 (d)(h)	661	681
0.750% due 07/15/2028 (d)(f)(h)	15,973	16,809
0.750% due 02/15/2045 (d)(h)	834	866
0.875% due 01/15/2029 (d)(h)	4,168	4,428
0.875% due 02/15/2047 (d)	1,066	1,143
1.000% due 02/15/2048 (d)	5,427	6,010
1.375% due 02/15/2044 (d)	839	990
1.750% due 01/15/2028 (d)(f)	19,298	21,685
2.500% due 01/15/2029 (d)	8,031	9,681
U.S. Treasury Notes
1.125% due 07/31/2021 (d)	5,900	5,856
U.S. Treasury STRIPS (a)
0.000% due 11/15/2028 (a)	17,500	14,805
0.000% due 05/15/2034 (a)	100,300	72,404
0.000% due 08/15/2034 (a)	76,520	54,797
0.000% due 11/15/2034 (a)	34,600	24,608
0.000% due 08/15/2035 (a)(f)	6,870	4,787
0.000% due 05/15/2036 (a)	52,000	35,421
0.000% due 11/15/2036 (a)	76,900	51,779
0.000% due 05/15/2037 (a)	54,350	36,186
0.000% due 08/15/2037 (a)	9,100	5,995
0.000% due 08/15/2041 (a)	14,800	8,873
0.000% due 02/15/2042 (a)(f)	9,500	5,607
0.000% due 05/15/2042 (a)(f)	9,700	5,682
0.000% due 08/15/2042 (a)	207,500	120,587
0.000% due 11/15/2042 (a)	180,200	103,951
0.000% due 02/15/2043 (a)	185,200	106,008
0.000% due 05/15/2043 (a)	203,710	115,804
0.000% due 08/15/2043 (a)(d)	220,500	124,490
0.000% due 11/15/2043 (a)	209,200	117,323
0.000% due 02/15/2044 (a)	165,900	92,449
0.000% due 05/15/2044 (a)	88,500	48,988
0.000% due 08/15/2044 (a)(f)	1,500	825
0.000% due 11/15/2044 (a)	101,700	55,595
0.000% due 02/15/2045 (a)	173,500	94,348
0.000% due 05/15/2045 (a)	40,350	21,809
0.000% due 08/15/2046 (a)	3,500	1,838

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2019 (Unaudited)

Total U.S. Treasury Obligations (Cost $1,765,189)			1,980,920
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.8%
1166 Avenue of the Americas Commercial Mortgage Trust 5.690% due 10/13/2037		3,000	3,434
BAMLL Commercial Mortgage Securities Trust
2.790% due 04/15/2036 ●		3,200	3,199
2.940% due 03/15/2034 ●		1,500	1,506
Bancorp Commercial Mortgage Trust 2.815% due 09/15/2036 ●		3,875	3,881
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035		800	879
4.957% due 08/10/2035 ~		600	650
BWAY Mortgage Trust 3.454% due 03/10/2033		3,000	3,127
ChaseFlex Trust 2.072% due 05/25/2037 ●		2,998	2,887
Citigroup Commercial Mortgage Trust 4.149% due 01/10/2036		7,950	8,446
CityLine Commercial Mortgage Trust 2.778% due 11/10/2031 ~		2,800	2,840
Commercial Mortgage Trust 3.815% due 04/10/2033 ~		2,500	2,650
Countrywide Home Loan Mortgage Pass-Through Trust 3.794% due 09/25/2047 ^~		168	162
Credit Suisse Mortgage Capital Certificates 1.878% due 11/27/2036 ●		1,472	1,473
DBWF Mortgage Trust 3.791% due 12/10/2036		4,400	4,714
GS Mortgage Securities Trust
3.602% due 10/10/2049 ~		1,800	1,844
3.805% due 10/10/2035 ~		800	843
Hilton USA Trust 4.194% due 11/05/2038 ~		1,000	1,067
JPMorgan Chase Commercial Mortgage Securities Trust
2.798% due 10/05/2031		2,800	2,819
3.190% due 12/15/2031 ●		2,400	2,400
JPMorgan Mortgage Trust
2.692% due 12/25/2049 ●		1,477	1,476
4.305% due 07/25/2035 ~		61	63
Morgan Stanley Bank of America Merrill Lynch Trust 2.729% due 09/15/2049		600	611
Morgan Stanley Capital Trust 4.418% due 07/11/2040		1,600	1,794
Motel 6 Trust 2.660% due 08/15/2034 ●		3,290	3,295
Towd Point Mortgage Funding 0.000% due 02/20/2054 ●	GBP	2,000	2,657
VNDO Trust 3.805% due 01/10/2035		$3,600	3,844
WaMu Mortgage Pass-Through Certificates Trust
2.627% due 08/25/2046 ●		3,512	3,434
2.627% due 10/25/2046 ●		5	5
2.969% due 01/25/2047 ●		2	2
Wells Fargo Commercial Mortgage Trust 3.486% due 12/15/2059		3,800	3,976
Total Non-Agency Mortgage-Backed Securities (Cost $68,484)			69,978
ASSET-BACKED SECURITIES 1.8%
Arbor Realty Commercial Real Estate Notes Ltd. 2.890% due 05/15/2037 ●		1,700	1,701
Bayview Koitere Fund Trust 3.967% due 07/28/2033 þ		314	315
Bear Stearns Asset-Backed Securities Trust 4.276% due 07/25/2036 ~		3	3
Crown Point CLO Ltd. 2.942% due 07/17/2028 ●		1,200	1,195
Dryden Senior Loan Fund 2.886% due 10/15/2027 ●		700	699
ECMC Group Student Loan Trust 2.542% due 02/27/2068 ●		648	637
Encore Credit Receivables Trust 2.452% due 07/25/2035 ●		2,361	2,345
Fremont Home Loan Trust 2.857% due 06/25/2035 ●		2,100	2,102
JPMorgan Mortgage Acquisition Corp. 2.272% due 12/25/2035 ●		3,000	2,984
LCM LP 3.006% due 10/20/2027 ●		800	796
LoanCore Issuer Ltd. 2.870% due 05/15/2036 ●		3,000	3,000
M360 Advisors LLC 4.395% due 07/24/2028		1,189	1,193

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2019 (Unaudited)

MASTR Asset-Backed Securities Trust 2.617% due 10/25/2034 ●		2,152	2,158
OneMain Direct Auto Receivables Trust 3.430% due 12/16/2024		1,600	1,621
SLM Student Loan Trust 2.540% due 10/25/2029 ●		800	796
SoFi Consumer Loan Program Trust 3.200% due 08/25/2027		242	242
Wells Fargo Home Equity Asset-Backed Securities Trust 2.062% due 07/25/2036 ●		1,600	1,593
Zais CLO Ltd. 3.151% due 04/15/2028 ●		2,600	2,601
Total Asset-Backed Securities (Cost $25,815)			25,981
SOVEREIGN ISSUES 0.7%
Kuwait International Government Bond
2.750% due 03/20/2022		2,200	2,237
3.500% due 03/20/2027		3,300	3,552
Qatar Government International Bond 3.875% due 04/23/2023		1,900	2,009
South Africa Government International Bond 8.250% due 03/31/2032	ZAR	7,800	511
Uruguay Government International Bond 4.975% due 04/20/2055		$1,900	2,245
Total Sovereign Issues (Cost $9,890)			10,554
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (c) 0.0%			519
Total Short-Term Instruments (Cost $519)			519
Total Investments in Securities (Cost $2,148,744)			2,372,129
		SHARES
INVESTMENTS IN AFFILIATES 2.1%
SHORT-TERM INSTRUMENTS 2.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.1%
PIMCO Short Asset Portfolio		2,219,829	22,100
PIMCO Short-Term Floating NAV Portfolio III		771,121	7,629
Total Short-Term Instruments (Cost $29,863)			29,729
Total Investments in Affiliates (Cost $29,863)			29,729
Total Investments 164.8% (Cost $2,178,607)			$2,401,858
Financial Derivative Instruments (e)(g) (0.0)%(Cost or Premiums, net $381)			(330)
Other Assets and Liabilities, net (64.8)%			(944,027)
Net Assets 100.0%			$1,457,501

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Zero coupon security.
(b)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$519	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(532)	$519	$519
Total Repurchase Agreements						$(532)	$519	$519
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	1.850%	12/27/2019	02/06/2020	$(90,372)	$(90,400)
	1.870	11/12/2019	02/10/2020	(107,582)	(107,867)
	1.990	10/08/2019	01/07/2020	(78,273)	(78,646)
BSN	1.790	11/01/2019	01/10/2020	(276,294)	(277,146)
	1.790	11/04/2019	01/13/2020	(56,691)	(56,857)
	1.820	11/12/2019	01/23/2020	(7,442)	(7,461)
	1.820	12/17/2019	01/23/2020	(4,841)	(4,845)
DEU	1.920	12/04/2019	01/16/2020	(17,609)	(17,636)
GRE	1.890	11/07/2019	02/07/2020	(13,010)	(13,048)
	1.920	11/15/2019	02/14/2020	(17,819)	(17,864)
	1.920	11/18/2019	02/18/2020	(5,823)	(5,837)
	1.940	11/19/2019	02/19/2020	(44,365)	(44,470)
	2.000	12/10/2019	02/04/2020	(1,748)	(1,751)
JPS	2.000	11/19/2019	01/21/2020	(13,706)	(13,740)
Total Reverse Repurchase Agreements					$(737,568)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
GSC	2.220%	12/04/2019	01/06/2020	$(2,430)	$(2,434)
UBS	1.830	11/07/2019	02/07/2020	(5,868)	(5,885)
	1.930	12/23/2019	01/17/2020	(12,525)	(12,532)
Total Sale-Buyback Transactions					$(20,851)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.4)%
Uniform Mortgage-Backed Security, TBA	4.500%	02/01/2050	$5,300	$(5,576)	$(5,583)
Total Short Sales (0.4)%				$(5,576)	$(5,583)
(d)	Securities with an aggregate market value of $739,703 and cash of $7,622 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(788,974) at a weighted average interest rate of 2.302%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2019 (Unaudited)

(3)	Payable for sale-buyback transactions includes $(21) of deferred price drop.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	$109.000	02/21/2020	2	$4	$0	$0
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	109.125	02/21/2020	17	34	0	0
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	110.250	02/21/2020	112	224	1	0
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	110.375	02/21/2020	748	1,496	6	1
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	110.750	02/21/2020	13	13	0	0
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	111.000	02/21/2020	91	91	1	0
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	113.000	02/21/2020	2	2	0	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	137.500	02/21/2020	2	2	0	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	138.000	02/21/2020	31	31	0	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	144.000	02/21/2020	3	3	0	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	144.500	02/21/2020	1,235	1,235	11	1
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	145.000	02/21/2020	208	208	2	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	149.000	02/21/2020	83	83	1	0
Call - CBOT U.S. Treasury 30-Year Bond March 2020 Futures	195.000	02/21/2020	248	248	2	0
Call - CBOT U.S. Treasury 30-Year Bond March 2020 Futures	197.000	02/21/2020	175	175	2	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond March 2020 Futures	110.000	02/21/2020	334	334	3	1
Put - CBOT U.S. Treasury Ultra Long-Term Bond March 2020 Futures	125.000	02/21/2020	971	971	8	1
Put - CBOT U.S. Treasury Ultra Long-Term Bond March 2020 Futures	128.000	02/21/2020	780	780	7	1
Call - CBOT U.S. Treasury Ultra Long-Term Bond March 2020 Futures	158.000	02/21/2020	600	600	5	1
Call - CBOT U.S. Treasury Ultra Long-Term Bond March 2020 Futures	169.000	02/21/2020	1,900	1,900	16	2
Total Purchased Options					$65	$8
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2020	106	$12,573	$(46)	$0	$(2)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2020	1,693	307,544	(9,261)	0	(1,958)
				$(9,307)	$0	$(1,960)

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2020	879	$(189,425)	$187	$0	$(41)
U.S. Treasury 10-Year Note March Futures	03/2020	1,562	(200,595)	1,729	171	0
U.S. Treasury 10-Year Ultra March Futures	03/2020	4,094	(576,039)	7,161	703	0
U.S. Treasury 30-Year Bond March Futures	03/2020	453	(70,626)	1,440	156	0
				$10,517	$1,030	$(41)
Total Futures Contracts				$1,210	$1,030	$(2,001)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.IG-27 5-Year Index	(1.000)%	Quarterly	12/20/2021		$6,300	$(89)	$(13)	$(102)	$0	$0
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022		8,100	(128)	(21)	(149)	0	0
iTraxx Europe Main 29 5-Year Index	(1.000)	Quarterly	06/20/2023	EUR	6,200	(162)	(13)	(175)	1	0
iTraxx Europe Main 32 5-Year Index	(1.000)	Quarterly	12/20/2024		11,300	(293)	(63)	(356)	4	0
						$(672)	$(110)	$(782)	$5	$0

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2019 (Unaudited)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(4)	3-Month USD-LIBOR	3.000%	Semi-Annual	02/04/2023		$153,100	$(169)	$(3,816)	$(3,985)	$79	$0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		8,900	(184)	(310)	(494)	8	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		3,300	49	(155)	(106)	9	0
Receive(4)	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		14,200	801	80	881	47	0
Receive	3-Month USD-LIBOR	2.384	Semi-Annual	09/07/2047		11,900	487	(1,262)	(775)	124	0
Receive(4)	3-Month USD-LIBOR	2.250	Semi-Annual	01/13/2050		1,700	(4)	(49)	(53)	19	0
Receive(4)	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		1,100	(8)	37	29	12	0
Receive(4)	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050		2,600	(5)	297	292	28	0
Receive(4)	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		6,600	(39)	591	552	71	0
Receive(4)	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		4,900	7	543	550	52	0
Receive(4)	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		900	0	49	49	10	0
Receive(4)	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		10,500	(23)	(303)	(326)	121	0
Receive(4)	3-Month USD-LIBOR	2.000	Semi-Annual	03/20/2050		13,200	(107)	455	348	149	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021	MXN	6,500	0	3	3	0	0
							$805	$(3,840)	$(3,035)	$729	$0
Total Swap Agreements							$133	$(3,950)	$(3,817)	$734	$0

(f)	Securities with an aggregate market value of $9,197 and cash of $2,508 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	This instrument has a forward starting effective date.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BPS	01/2020	EUR	133		$149	$0	$0
	01/2020		$5,384	EUR	4,875	87	0
	01/2020		6,656	MXN	132,696	350	0
CBK	02/2020	ZAR	6,774		$458	0	(24)
DUB	03/2020	TWD	198,571		6,574	0	(103)
	03/2020		$1,427	IDR	20,402,780	39	0
GLM	02/2020		5,088	RUB	326,211	142	0
HUS	01/2020		1,149	COP	4,027,849	76	0
	02/2020	GBP	1,996		$2,576	0	(70)
	02/2020		$11,729	GBP	9,108	349	0
	02/2020		19,179	JPY	2,076,000	0	(33)
	03/2020		1,339	INR	97,510	20	0
MYI	02/2020		5,826	SEK	56,575	226	0
Total Forward Foreign Currency Contracts						$1,289	$(230)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	02/07/2020	5,800	$249	$0
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450	05/11/2020	121,400	318	1,883
							$567	$1,883

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 01/01/2050	$73.000	01/07/2020	64,900	$3	$0

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2019 (Unaudited)

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 01/01/2050	73.000	01/07/2020	8,100	0	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2050	74.000	01/07/2020	50,600	2	0
					$5	$0
Total Purchased Options					$572	$1,883
WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	3,200	$(29)	$0
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000%	02/07/2020	14,200	$(243)	$0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.510	05/11/2020	24,600	(266)	(1,354)
							$(509)	$(1,354)
Total Written Options							$(538)	$(1,354)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Argentine Republic Government International Bond	5.000%	Quarterly	06/20/2023	89.488%	$900	$32	$(522)	$0	$(490)
DUB	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	89.488	1,400	80	(843)	0	(763)
HUS	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	89.488	800	37	(473)	0	(436)
Total Swap Agreements							$149	$(1,838)	$0	$(1,689)
(h)	Securities with an aggregate market value of $1,821 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2019 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$28,930	$0	$28,930
Industrials	0	6,291	0	6,291
Utilities	0	669	0	669
Municipal Bonds & Notes
West Virginia	0	99	0	99
U.S. Government Agencies	0	248,188	0	248,188
U.S. Treasury Obligations	0	1,980,920	0	1,980,920
Non-Agency Mortgage-Backed Securities	0	69,978	0	69,978
Asset-Backed Securities	0	25,981	0	25,981
Sovereign Issues	0	10,554	0	10,554
Short-Term Instruments
Repurchase Agreements	0	519	0	519

	$0	$2,372,129	$0	$2,372,129
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$29,729	$0	$0	$29,729

Total Investments	$29,729	$2,372,129	$0	$2,401,858

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,583)	$0	$(5,583)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,030	742	0	1,772
Over the counter	0	3,172	0	3,172

	$1,030	$3,914	$0	$4,944
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,001)	0	0	(2,001)
Over the counter	0	(3,273)	0	(3,273)

	$(2,001)	$(3,273)	$0	$(5,274)

Total Financial Derivative Instruments	$(971)	$641	$0	$(330)

Totals	$28,758	$2,367,187	$0	$2,395,945

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 152.6% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
42.836% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	2,100	$19
56.589% (ARLLMONP) due 06/21/2020 ~(a)		8,990	81
Provincia de Buenos Aires 52.270% (BADLARPP + 3.750%) due 04/12/2025 ~(a)		1,170	9
Total Argentina (Cost $520)			109
AUSTRALIA 0.2%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
RESIMAC Bastille Trust
2.554% due 12/05/2059 ●		$273	273
2.634% due 09/05/2057 ●		467	467
Total Australia (Cost $739)			740
BRAZIL 2.6%
CORPORATE BONDS & NOTES 2.6%
Banco Votorantim S.A.
4.000% due 09/24/2022		$800	816
4.500% due 09/24/2024		3,500	3,605
Odebrecht Oil & Gas Finance Ltd.
0.000% due 01/30/2020 (e)(h)		536	5
0.000% due 01/31/2020 (e)(h)		117	1
Petrobras Global Finance BV
5.093% due 01/15/2030		1,246	1,337
7.250% due 03/17/2044		700	851
Swiss Insured Brazil Power Finance SARL 9.850% due 07/16/2032	BRL	11,500	3,338
Total Brazil (Cost $9,614)			9,953
CANADA 1.1%
CORPORATE BONDS & NOTES 0.2%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$190	194
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	500	607
			801
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Canadian Mortgage Pools 2.265% (CDOR01 + 0.300%) due 08/01/2020 ~	CAD	840	648
Real Estate Asset Liquidity Trust 3.072% due 08/12/2053		406	317
			965

SOVEREIGN ISSUES 0.6%
Canada Government Real Return Bond 3.000% due 12/01/2036		1,989	2,188
Total Canada (Cost $4,081)			3,954
CAYMAN ISLANDS 4.4%
ASSET-BACKED SECURITIES 2.6%
Bowman Park CLO Ltd. 3.090% due 11/23/2025 ●		$790	790
Cent CLO Ltd. 3.071% due 10/15/2026 ●		1,200	1,199
Evans Grove CLO Ltd. 2.834% due 05/28/2028 ●		300	298

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Figueroa CLO Ltd. 2.901% due 01/15/2027 ●		682	682
Jamestown CLO Ltd. 3.222% due 01/17/2027 ●		1,568	1,569
Octagon Investment Partners Ltd. 3.101% due 04/15/2026 ●		334	334
Palmer Square Loan Funding Ltd. 2.810% due 11/15/2026 ●		836	836
Sound Point CLO Ltd. 2.856% due 01/20/2028 ●		1,100	1,098
Telos CLO Ltd. 3.272% due 01/17/2027 ●		2,055	2,055
THL Credit Wind River CLO Ltd. 2.881% due 01/15/2026 ●		790	790
Venture CDO Ltd. 2.881% due 04/15/2027 ●		200	199
WhiteHorse Ltd. 2.932% due 04/17/2027 ●		231	231
			10,081
CORPORATE BONDS & NOTES 1.8%
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		500	540
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		1,046	1,030
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(b)		4,022	1,006
QNB Finance Ltd. 3.264% (US0003M + 1.350%) due 05/31/2021 ~		3,400	3,425
Sands China Ltd.
4.600% due 08/08/2023		200	211
5.125% due 08/08/2025		200	220
5.400% due 08/08/2028		300	339
Tencent Holdings Ltd. 3.595% due 01/19/2028		200	209
			6,980
Total Cayman Islands (Cost $18,748)			17,061
CHILE 1.0%
SOVEREIGN ISSUES 1.0%
Bonos de la Tesoreria de la Republica en Pesos 4.500% due 03/01/2026	CLP	2,055,000	3,018
Bonos de la Tesoreria de la Republica en pesos 4.700% due 09/01/2030		645,000	980
Total Chile (Cost $4,083)			3,998
CHINA 3.0%
SOVEREIGN ISSUES 3.0%
China Development Bank
3.050% due 08/25/2026	CNY	8,800	1,229
3.680% due 02/26/2026		34,300	4,984
3.800% due 01/25/2036		2,000	283
4.040% due 04/10/2027		4,700	694
4.150% due 10/26/2025		2,100	313
4.240% due 08/24/2027		27,300	4,080
China Government Bond 2.740% due 08/04/2026		500	70
Total China (Cost $11,613)			11,653
COLOMBIA 0.4%
CORPORATE BONDS & NOTES 0.3%
Ecopetrol S.A. 5.875% due 05/28/2045		$1,100	1,300
SOVEREIGN ISSUES 0.1%
Colombian TES 6.000% due 04/28/2028	COP	1,230,000	372
Total Colombia (Cost $1,507)			1,672
CZECH REPUBLIC 0.1%
SOVEREIGN ISSUES 0.1%
Czech Republic Government International Bond
0.950% due 05/15/2030	CZK	5,600	231

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2019 (Unaudited)

2.500% due 08/25/2028		900	43
Total Czech Republic (Cost $264)			274
DENMARK 5.2%
CORPORATE BONDS & NOTES 5.2%
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	21,200	3,131
1.500% due 10/01/2037		202	32
1.500% due 10/01/2050		9,894	1,511
3.000% due 10/01/2047		19	3
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		40,075	5,900
1.500% due 10/01/2050		4,167	636
2.000% due 10/01/2050		2,625	408
2.500% due 10/01/2047		40	6
Nykredit Realkredit A/S
1.000% due 10/01/2050		33,388	4,888
1.500% due 10/01/2050		20,841	3,185
2.500% due 10/01/2047		13	2
Realkredit Danmark A/S
2.500% due 04/01/2036		85	14
2.500% due 07/01/2047		33	5
Total Denmark (Cost $19,679)			19,721
FRANCE 1.9%
CORPORATE BONDS & NOTES 0.8%
BNP Paribas S.A. 3.375% due 01/23/2026	GBP	800	1,157
Credit Agricole S.A. 3.750% due 04/24/2023		$1,900	1,987
			3,144
SOVEREIGN ISSUES 1.1%
France Government International Bond
1.500% due 05/25/2050 (k)	EUR	2,800	3,622
2.000% due 05/25/2048 (k)		300	433
			4,055
Total France (Cost $7,065)			7,199
GERMANY 1.3%
CORPORATE BONDS & NOTES 1.3%
Deutsche Bank AG
2.768% (US0003M + 0.815%) due 01/22/2021 ~		$300	299
3.150% due 01/22/2021		100	100
3.192% (US0003M + 1.290%) due 02/04/2021 ~		300	301
3.961% due 11/26/2025 ●		1,000	1,022
4.250% due 10/14/2021		1,300	1,337
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		800	862
Volkswagen Financial Services AG 0.250% due 10/16/2020	EUR	800	900
Total Germany (Cost $4,689)			4,821
GUERNSEY, CHANNEL ISLANDS 0.5%
CORPORATE BONDS & NOTES 0.5%
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 06/09/2023		$1,900	1,989
Total Guernsey, Channel Islands (Cost $1,897)			1,989
HONG KONG 0.1%
CORPORATE BONDS & NOTES 0.1%
AIA Group Ltd. 3.900% due 04/06/2028		$300	321
CMHI Finance BVI Co. Ltd. 4.375% due 08/06/2023		200	211

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Total Hong Kong (Cost $502)			532
INDIA 0.7%
CORPORATE BONDS & NOTES 0.7%
ICICI Bank Ltd. 3.500% due 03/18/2020		$1,000	1,002
Muthoot Finance Ltd. 6.125% due 10/31/2022		400	416
Shriram Transport Finance Co. Ltd.
5.700% due 02/27/2022		900	918
5.950% due 10/24/2022		400	411
Total India (Cost $2,720)			2,747
INDONESIA 3.6%
CORPORATE BONDS & NOTES 0.1%
Indonesia Asahan Aluminium Persero PT 5.230% due 11/15/2021		$200	210
SOVEREIGN ISSUES 3.5%
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	3,400	4,095
4.100% due 04/24/2028		$2,700	2,936
5.250% due 01/17/2042		1,100	1,327
8.250% due 05/15/2036	IDR	23,834,000	1,804
8.375% due 03/15/2034		43,649,000	3,374
			13,536
Total Indonesia (Cost $13,457)			13,746
IRELAND 1.6%
ASSET-BACKED SECURITIES 0.4%
CVC Cordatus Loan Fund Ltd. 0.970% due 04/22/2030 ●	EUR	250	280
Toro European CLO DAC 0.900% due 10/15/2030 ●		1,100	1,236
			1,516
CORPORATE BONDS & NOTES 1.2%
AerCap Ireland Capital DAC 4.625% due 10/30/2020		$1,800	1,836
AIB Group PLC 4.750% due 10/12/2023		200	215
Bank of Ireland 7.375% due 06/18/2020 ●(h)(i)	EUR	300	348
GE Capital International Funding Co. Unlimited Co. 2.342% due 11/15/2020		$1,100	1,101
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		600	604
3.000% due 07/15/2022		400	407
			4,511
Total Ireland (Cost $6,031)			6,027
ISRAEL 0.2%
SOVEREIGN ISSUES 0.2%
Israel Government International Bond 1.750% due 08/31/2025	ILS	1,900	588
Total Israel (Cost $534)			588
ITALY 5.8%
CORPORATE BONDS & NOTES 0.9%
Banca Carige SpA
1.092% (EUR003M + 1.500%) due 05/25/2060 ~	EUR	1,000	1,125
1.298% (EUR003M + 1.700%) due 10/25/2021 ~		1,100	1,251
UniCredit SpA 7.830% due 12/04/2023		$1,000	1,167
			3,543
SOVEREIGN ISSUES 4.9%
Italy Buoni Poliennali Del Tesoro
1.350% due 04/01/2030	EUR	2,600	2,901

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2019 (Unaudited)

2.100% due 07/15/2026 (k)		1,900	2,289
2.350% due 09/15/2024 (g)(k)		6,329	7,953
2.500% due 11/15/2025 (k)		1,500	1,845
3.000% due 08/01/2029 (k)		2,900	3,752
			18,740
Total Italy (Cost $21,273)			22,283
JAPAN 7.0%
CORPORATE BONDS & NOTES 1.4%
Central Nippon Expressway Co. Ltd. 2.431% (US0003M + 0.540%) due 08/04/2020 ~		$2,000	2,003
Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 ●		200	227
Mitsubishi UFJ Financial Group, Inc. 3.455% due 03/02/2023		1,100	1,141
Mizuho Financial Group, Inc.
2.768% (US0003M + 0.880%) due 09/11/2022 ~		500	504
2.888% (US0003M + 1.000%) due 09/11/2024 ~		700	708
3.922% due 09/11/2024 ●		400	420
ORIX Corp. 3.250% due 12/04/2024		200	208
			5,211
SOVEREIGN ISSUES 5.6%
Japan Government International Bond
0.100% due 03/10/2026 (g)	JPY	967,024	9,096
0.100% due 03/10/2028 (g)		343,998	3,258
0.100% due 06/20/2029 (k)		400,000	3,729
0.500% due 03/20/2049		309,000	2,918
0.700% due 12/20/2048		116,000	1,155
1.200% due 09/20/2035 (k)		121,000	1,293
			21,449
Total Japan (Cost $26,800)			26,660
KUWAIT 1.4%
SOVEREIGN ISSUES 1.4%
Kuwait International Government Bond 3.500% due 03/20/2027		$4,800	5,167
Total Kuwait (Cost $4,765)			5,167
LUXEMBOURG 1.0%
CORPORATE BONDS & NOTES 1.0%
Emerald Bay S.A. 0.000% due 10/08/2020 (e)	EUR	1,011	1,110
Sberbank of Russia Via SB Capital S.A.
5.125% due 10/29/2022		$800	848
5.250% due 05/23/2023 (i)		1,800	1,932
Total Luxembourg (Cost $3,879)			3,890
MALAYSIA 0.1%
SOVEREIGN ISSUES 0.1%
Malaysia Government International Bond 4.232% due 06/30/2031	MYR	2,100	546
Total Malaysia (Cost $544)			546
MEXICO 0.3%
CORPORATE BONDS & NOTES 0.0%
Corp. GEO S.A.B. de C.V. 9.250% due 06/30/2020 ^«(c)		$700	0
SOVEREIGN ISSUES 0.3%
Mexico Government International Bond 4.000% due 03/15/2115	EUR	800	1,011

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Total Mexico (Cost $1,556)			1,011
NETHERLANDS 1.4%
ASSET-BACKED SECURITIES 0.9%
Accunia European CLO BV 0.950% due 07/15/2030 ●	EUR	400	448
Babson Euro CLO BV 0.418% due 10/25/2029 ●		900	1,008
Dryden Euro CLO BV 0.880% due 01/15/2030 ●		900	1,010
Tikehau CLO BV 0.880% due 12/07/2029 ●		900	1,010
			3,476
CORPORATE BONDS & NOTES 0.4%
NXP BV 3.875% due 09/01/2022		$300	311
Syngenta Finance NV
4.441% due 04/24/2023		700	731
5.182% due 04/24/2028		200	216
Teva Pharmaceutical Finance Netherlands BV 3.250% due 04/15/2022	EUR	300	341
			1,599
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
EMF-NL Prime BV 0.382% due 04/17/2041 ●		321	347
Eurosail PLC 1.082% due 10/17/2040 ●		145	164
			511
		SHARES
PREFERRED SECURITIES 0.0%
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (h)		100,000	143
Total Netherlands (Cost $5,744)			5,729
		PRINCIPAL AMOUNT (000s)
NORWAY 0.1%
CORPORATE BONDS & NOTES 0.1%
DNB Boligkreditt A/S 3.250% due 06/28/2023		400	416
Total Norway (Cost $399)			416
PERU 1.6%
CORPORATE BONDS & NOTES 0.1%
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	1,200	366
SOVEREIGN ISSUES 1.5%
Peru Government International Bond
5.350% due 08/12/2040		1,400	426
5.940% due 02/12/2029		7,900	2,690
6.150% due 08/12/2032		300	103
6.350% due 08/12/2028		7,600	2,663
			5,882
Total Peru (Cost $5,562)			6,248
PHILIPPINES 0.1%
SOVEREIGN ISSUES 0.1%
Philippines Government International Bond 6.250% due 01/14/2036	PHP	20,000	481

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Total Philippines (Cost $500)			481
QATAR 1.1%
SOVEREIGN ISSUES 1.1%
Qatar Government International Bond
3.375% due 03/14/2024		$800	839
3.875% due 04/23/2023		1,100	1,163
4.000% due 03/14/2029		400	447
4.500% due 04/23/2028		1,200	1,377
4.817% due 03/14/2049		300	372
Total Qatar (Cost $3,836)			4,198
ROMANIA 0.1%
SOVEREIGN ISSUES 0.1%
Romania Government International Bond 5.850% due 04/26/2023	RON	1,500	373
Total Romania (Cost $422)			373
RUSSIA 2.4%
SOVEREIGN ISSUES 2.4%
Russia Government International Bond
4.375% due 03/21/2029		$1,200	1,336
7.250% due 05/10/2034	RUB	124,000	2,153
7.700% due 03/23/2033		127,000	2,285
7.950% due 10/07/2026		201,100	3,565
Total Russia (Cost $8,667)			9,339
SAUDI ARABIA 2.4%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co. 2.750% due 04/16/2022		$400	405
SOVEREIGN ISSUES 2.3%
Saudi Government International Bond
2.875% due 03/04/2023		4,000	4,077
3.250% due 10/26/2026		1,200	1,245
3.625% due 03/04/2028		1,000	1,058
4.375% due 04/16/2029		2,100	2,360
			8,740
Total Saudi Arabia (Cost $8,711)			9,145
SINGAPORE 0.9%
CORPORATE BONDS & NOTES 0.6%
BOC Aviation Ltd.
2.750% due 09/18/2022		$600	603
3.500% due 09/18/2027		300	308
DBS Bank Ltd. 3.300% due 11/27/2021		300	308
Oversea-Chinese Banking Corp. Ltd. 2.354% (US0003M + 0.450%) due 05/17/2021 ~		600	601
PSA Treasury Pte Ltd. 2.500% due 04/12/2026		500	504
			2,324
SOVEREIGN ISSUES 0.3%
Singapore Government International Bond 2.125% due 06/01/2026	SGD	1,500	1,150
Total Singapore (Cost $3,380)			3,474
SOUTH AFRICA 0.2%
SOVEREIGN ISSUES 0.2%
South Africa Government International Bond
4.850% due 09/30/2029		$300	301
5.375% due 07/24/2044		400	382

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Total South Africa (Cost $694)			683
SOUTH KOREA 0.9%
SOVEREIGN ISSUES 0.9%
Korea Government International Bond
2.125% due 06/10/2027	KRW	360,000	322
2.375% due 12/10/2027		360,000	328
2.375% due 12/10/2028		1,620,000	1,481
2.625% due 06/10/2028		720,000	670
5.500% due 03/10/2028		360,000	404
Korea Hydro & Nuclear Power Co. Ltd. 3.750% due 07/25/2023		$200	210
Total South Korea (Cost $3,415)			3,415
SPAIN 3.7%
CORPORATE BONDS & NOTES 0.1%
Banco Santander S.A. 4.379% due 04/12/2028		$200	219
		SHARES
PREFERRED SECURITIES 0.1%
Banco Santander S.A. 6.250% due 09/11/2021 ●(h)(i)		200,000	239
		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 3.5%
Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	200	278
4.900% due 09/15/2021		700	844
4.950% due 02/11/2020		600	677
Spain Government International Bond
0.250% due 07/30/2024 (k)		1,700	1,936
0.600% due 10/31/2029 (k)		5,000	5,684
1.400% due 07/30/2028		1,000	1,221
1.450% due 04/30/2029		1,800	2,207
2.700% due 10/31/2048		300	448
			13,295
Total Spain (Cost $13,659)			13,753
SWEDEN 0.1%
CORPORATE BONDS & NOTES 0.1%
Sveriges Sakerstallda Obligationer AB 2.000% due 06/17/2026	SEK	4,000	461
Total Sweden (Cost $465)			461
SWITZERLAND 1.3%
CORPORATE BONDS & NOTES 1.3%
Credit Suisse AG 2.100% due 11/12/2021		$900	904
Credit Suisse Group AG 3.094% (US0003M + 1.200%) due 12/14/2023 ~		2,100	2,124
UBS AG
5.125% due 05/15/2024 (i)		1,300	1,404
7.625% due 08/17/2022 (i)		400	451
Total Switzerland (Cost $4,765)			4,883
TURKEY 0.3%
SOVEREIGN ISSUES 0.3%
Turkey Government International Bond 7.250% due 12/23/2023		$1,000	1,085

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Total Turkey (Cost $993)			1,085
UNITED ARAB EMIRATES 1.0%
CORPORATE BONDS & NOTES 0.2%
First Abu Dhabi Bank PJSC 3.000% due 03/30/2022		$600	610
SOVEREIGN ISSUES 0.8%
Emirate of Abu Dhabi Government International Bond 3.125% due 10/11/2027		2,800	2,938
Total United Arab Emirates (Cost $3,315)			3,548
UNITED KINGDOM 14.4%
CORPORATE BONDS & NOTES 8.9%
Barclays Bank PLC 7.625% due 11/21/2022 (i)		$2,800	3,149
Barclays PLC
4.375% due 01/12/2026		400	433
7.125% due 06/15/2025 ●(h)(i)	GBP	500	750
7.875% due 03/15/2022 ●(h)(i)		$700	756
8.000% due 06/15/2024 ●(h)(i)		700	784
Clydesdale Bank PLC 2.250% due 04/21/2020	GBP	800	1,063
Co-operative Group Holdings Ltd. 6.875% due 07/08/2020 þ		300	409
FCE Bank PLC
0.097% due 08/26/2020 ●	EUR	300	336
1.660% due 02/11/2021		200	228
Frontier Finance PLC 8.000% due 03/23/2022	GBP	1,300	1,771
HSBC Holdings PLC
2.504% (US0003M + 0.600%) due 05/18/2021 ~		$500	501
2.904% (US0003M + 1.000%) due 05/18/2024 ~		400	403
3.000% due 07/22/2028 ●	GBP	500	699
4.292% due 09/12/2026 ●		$600	649
6.500% due 03/23/2028 ●(h)(i)		200	220
Imperial Brands Finance PLC 2.950% due 07/21/2020		1,200	1,204
Lloyds Bank PLC
3.300% due 05/07/2021		200	203
4.875% due 03/30/2027	GBP	2,500	4,099
Lloyds Banking Group PLC
3.900% due 03/12/2024		$400	422
4.050% due 08/16/2023		600	636
4.375% due 03/22/2028		1,000	1,102
7.625% due 06/27/2023 ●(h)(i)	GBP	200	298
Marks & Spencer PLC 3.000% due 12/08/2023		100	137
Nationwide Building Society 3.766% due 03/08/2024 ●		$1,400	1,449
Reckitt Benckiser Treasury Services PLC 2.375% due 06/24/2022		600	604
Royal Bank of Scotland Group PLC
3.497% (US0003M + 1.550%) due 06/25/2024 ~		1,600	1,625
3.875% due 09/12/2023		500	524
4.269% due 03/22/2025 ●		300	319
4.519% due 06/25/2024 ●		700	744
4.800% due 04/05/2026		900	1,000
7.500% due 08/10/2020 ●(h)(i)		700	717
8.000% due 08/10/2025 ●(h)(i)		300	346
Santander UK Group Holdings PLC
2.875% due 10/16/2020		2,500	2,514
3.571% due 01/10/2023		200	205
7.375% due 06/24/2022 ●(h)(i)	GBP	200	289
Santander UK PLC 5.000% due 11/07/2023		$600	646
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	477	804
5.744% due 04/13/2040		193	333
5.801% due 10/13/2040		487	848
Virgin Media Secured Finance PLC 5.000% due 04/15/2027		500	703
			33,922
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.8%
Alba PLC 0.977% due 11/25/2042		547	694
Eurosail PLC
0.000% due 03/13/2045 ●	EUR	363	404

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2019 (Unaudited)

0.945% due 12/10/2044 ●	GBP	449	589
Great Hall Mortgages PLC
0.000% due 06/18/2039 ●	EUR	667	734
0.924% due 03/18/2039 ●	GBP	850	1,108
0.934% due 06/18/2039 ●		293	381
0.944% due 06/18/2038 ●		312	406
Lanark Master Issuer PLC 1.607% due 12/22/2069 ●		693	922
Mortgage Funding PLC 1.900% due 03/13/2046 ●		112	149
Newgate Funding PLC 0.204% due 12/15/2050 ●	EUR	391	428
Residential Mortgage Securities PLC 1.998% due 09/20/2065 ●	GBP	594	793
Ripon Mortgages PLC 1.602% due 08/20/2056 ●		2,116	2,807
Southern Pacific Financing PLC 0.965% due 06/10/2043 ●		109	144
Stanlington PLC 1.779% due 06/12/2046 ●		688	912
Towd Point Mortgage Funding 0.000% due 07/20/2045 ●		1,500	1,987
Towd Point Mortgage Funding PLC 1.820% due 10/20/2051 ●		1,156	1,540
Uropa Securities PLC
0.985% due 06/10/2059 ●		311	398
1.135% due 06/10/2059 ●		76	94
1.335% due 06/10/2059 ●		59	73
1.535% due 06/10/2059 ●		63	78
			14,641
		SHARES
PREFERRED SECURITIES 0.1%
Nationwide Building Society 10.250% ~		1,360	299
		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 1.6%
United Kingdom Gilt 0.125% due 03/22/2024 (g)(k)		4,073	5,973
Total United Kingdom (Cost $54,567)			54,835
UNITED STATES 73.0%
ASSET-BACKED SECURITIES 7.4%
ACE Securities Corp. Home Equity Loan Trust 2.692% due 12/25/2034 ●		$149	146
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.467% due 07/25/2035 ●		209	210
Argent Securities Trust
1.942% due 06/25/2036 ●		1,281	476
1.942% due 07/25/2036 ●		744	324
2.032% due 07/25/2036 ●		930	415
Asset-Backed Funding Certificates Trust 1.952% due 01/25/2037 ●		573	389
Bear Stearns Asset-Backed Securities Trust
1.902% due 02/25/2037 ●		245	277
2.032% due 06/25/2047 ●		1,000	993
2.112% due 01/25/2047 ●		60	61
2.192% due 09/25/2046 ●		119	114
2.282% due 09/25/2035 ●		977	975
Countrywide Asset-Backed Certificates
1.942% due 05/25/2037 ●		398	395
2.012% due 09/25/2037 ^●		126	111
2.052% due 12/25/2036 ^●		4,100	4,010
4.600% due 10/25/2046 ^~		220	216
4.706% due 07/25/2036 ~		95	95
Countrywide Asset-Backed Certificates Trust
2.752% due 10/25/2035 ●		622	624
5.210% due 03/25/2034 ~		521	523
Countrywide Asset-Backed Certificates Trust, Inc. 2.512% due 07/25/2034 ●		233	234
Credit Suisse First Boston Mortgage Securities Corp. 2.412% due 01/25/2032 ●		20	20
Credit-Based Asset Servicing & Securitization LLC 2.012% due 07/25/2037 ●		265	178

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.753% due 03/25/2037 ^þ		1,079	623
Fieldstone Mortgage Investment Trust 1.868% due 11/25/2036 ●		1,155	813
First Franklin Mortgage Loan Trust
1.932% due 09/25/2036 ●		351	349
1.952% due 04/25/2036 ●		163	159
2.527% due 09/25/2035 ●		241	243
3.067% due 07/25/2034 ●		268	270
First NLC Trust 2.497% due 12/25/2035 ●		334	337
GSAA Home Equity Trust 2.242% due 08/25/2037 ●		181	178
GSAMP Trust
1.882% due 01/25/2037 ●		188	126
1.892% due 12/25/2046 ●		1,220	750
1.912% due 12/25/2036 ●		985	574
1.942% due 12/25/2046 ●		793	491
2.062% due 04/25/2036 ●		847	639
Home Equity Mortgage Loan Asset-Backed Trust 2.032% due 04/25/2037 ●		562	416
HSI Asset Securitization Corp. Trust 2.012% due 12/25/2036 ●		579	227
JPMorgan Mortgage Acquisition Trust
1.872% due 08/25/2036 ●		4	2
1.942% due 07/25/2036 ●		1,793	1,004
Massachusetts Educational Financing Authority 2.890% due 04/25/2038 ●		44	44
MASTR Asset-Backed Securities Trust
2.032% due 03/25/2036 ●		752	566
2.392% due 01/25/2036 ●		62	63
Merrill Lynch Mortgage Investors Trust
1.902% due 08/25/2037 ●		610	389
2.052% due 04/25/2037 ●		833	516
2.102% due 08/25/2036 ●		49	49
Morgan Stanley ABS Capital, Inc. Trust
1.882% due 01/25/2037 ●		620	375
1.932% due 10/25/2036 ●		690	438
1.932% due 11/25/2036 ●		248	157
1.942% due 11/25/2036 ●		1,346	933
2.012% due 11/25/2036 ●		248	159
2.022% due 10/25/2036 ●		921	601
2.437% due 09/25/2035 ●		299	299
New Century Home Equity Loan Trust 2.302% due 09/25/2035 ●		379	381
RAAC Trust 2.272% due 03/25/2037 ●		134	134
Renaissance Home Equity Loan Trust 5.797% due 08/25/2036 þ		493	273
Residential Asset Mortgage Products Trust
1.952% due 12/25/2036 ●		21	21
2.722% due 05/25/2035 ●		567	570
Residential Asset Securities Corp. Trust 2.132% due 11/25/2035 ●		311	310
Securitized Asset-Backed Receivables LLC Trust 2.767% due 03/25/2035 ●		142	142
Specialty Underwriting & Residential Finance Trust 3.825% due 02/25/2037 ^þ		612	335
Structured Asset Investment Loan Trust 2.512% due 02/25/2035 ●		353	354
Structured Asset Securities Corp. Mortgage Loan Trust
2.132% due 02/25/2036 ●		323	324
2.467% due 11/25/2035 ●		536	538
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		1,100	1,118
Washington Mutual Asset-Backed Certificates Trust 2.032% due 05/25/2036 ●		1,224	1,049
			28,125
CORPORATE BONDS & NOTES 12.6%
Allegion U.S. Holding Co., Inc. 3.200% due 10/01/2024		400	411
Ally Financial, Inc. 4.125% due 03/30/2020		300	302
American Tower Corp.
1.950% due 05/22/2026	EUR	300	363
3.800% due 08/15/2029		$700	749
Amgen, Inc. 3.625% due 05/15/2022		900	930
Anheuser-Busch InBev Worldwide, Inc. 4.375% due 04/15/2038		400	449
AT&T, Inc.
1.800% due 09/05/2026	EUR	1,100	1,321
2.657% (US0003M + 0.750%) due 06/01/2021 ~		$1,300	1,308

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2019 (Unaudited)

AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		100	105
4.350% due 04/20/2028		600	651
Bayer U.S. Finance LLC
2.577% (US0003M + 0.630%) due 06/25/2021 ~		200	201
2.904% (US0003M + 1.010%) due 12/15/2023 ~		600	604
4.250% due 12/15/2025		800	863
4.375% due 12/15/2028		800	873
Broadcom, Inc. 3.125% due 04/15/2021		500	506
Campbell Soup Co.
3.300% due 03/15/2021		400	406
3.650% due 03/15/2023		300	313
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023		200	207
Charter Communications Operating LLC
3.750% due 02/15/2028		1,100	1,141
4.464% due 07/23/2022		1,400	1,471
5.125% due 07/01/2049		300	326
Citigroup, Inc.
2.876% due 07/24/2023 ●		100	102
3.142% due 01/24/2023 ●		100	102
Continental Resources, Inc. 4.375% due 01/15/2028		200	213
CVS Pass-Through Trust 7.507% due 01/10/2032		1,299	1,605
Daimler Finance North America LLC 2.331% (US0003M + 0.430%) due 02/12/2021 ~		800	801
Dell International LLC 4.420% due 06/15/2021		200	206
Discover Bank 3.350% due 02/06/2023		300	310
Dominion Energy Gas Holdings LLC 2.494% (US0003M + 0.600%) due 06/15/2021 ~		500	502
EMC Corp. 2.650% due 06/01/2020		400	401
EMD Finance LLC 2.400% due 03/19/2020		300	300
Emera U.S. Finance LP 2.700% due 06/15/2021		300	303
EQT Corp.
2.500% due 10/01/2020		200	200
2.679% (US0003M + 0.770%) due 10/01/2020 ~		600	598
3.000% due 10/01/2022		500	491
Equifax, Inc. 2.780% (US0003M + 0.870%) due 08/15/2021 ~		200	201
Fidelity National Information Services, Inc.
0.400% due 01/15/2021	EUR	200	226
0.750% due 05/21/2023		300	344
1.700% due 06/30/2022	GBP	200	269
Fiserv, Inc. 3.200% due 07/01/2026		$1,000	1,036
Ford Motor Credit Co. LLC
0.000% due 12/01/2021 ●	EUR	200	220
0.025% due 12/07/2022 ●		100	109
0.032% due 05/14/2021 ●		300	334
3.231% (US0003M + 1.270%) due 03/28/2022 ~		$500	497
General Mills, Inc. 2.541% (US0003M + 0.540%) due 04/16/2021 ~		100	100
General Motors Financial Co., Inc.
2.862% (US0003M + 0.850%) due 04/09/2021 ~		100	100
3.550% due 07/08/2022		700	721
Goldman Sachs Group, Inc.
2.908% due 06/05/2023 ●		200	203
4.223% due 05/01/2029 ●		1,200	1,322
Harley-Davidson Financial Services, Inc. 2.847% (US0003M + 0.940%) due 03/02/2021 ~		400	402
Huntsman International LLC 5.125% due 11/15/2022		400	427
Kilroy Realty LP 3.450% due 12/15/2024		100	104
Kimco Realty Corp. 3.300% due 02/01/2025		500	520
Komatsu Finance America, Inc. 2.437% due 09/11/2022		500	502
Kraft Heinz Foods Co.
2.471% (US0003M + 0.570%) due 02/10/2021 ~		700	701
4.875% due 02/15/2025		547	562
Mid-America Apartments LP 4.200% due 06/15/2028		500	552
Mylan, Inc. 4.200% due 11/29/2023		500	529
Navient Corp. 8.000% due 03/25/2020		665	673
NextEra Energy Capital Holdings, Inc. 2.403% due 09/01/2021		900	907

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Nissan Motor Acceptance Corp. 2.651% due 09/28/2022 ●	1,000	998
Penske Truck Leasing Co. LP 3.950% due 03/10/2025	1,200	1,275
Rio Oil Finance Trust 9.250% due 07/06/2024	1,009	1,134
Spirit AeroSystems, Inc. 3.950% due 06/15/2023	200	206
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	525	530
4.738% due 09/20/2029	200	212
Tagua Leasing LLC 1.581% due 11/16/2024	3,135	3,104
UIL Holdings Corp. 4.625% due 10/01/2020	1,900	1,935
United Technologies Corp. 3.350% due 08/16/2021	200	205
Verizon Communications, Inc.
3.010% (US0003M + 1.100%) due 05/15/2025 ~	1,300	1,331
4.329% due 09/21/2028	397	450
Volkswagen Group of America Finance LLC
2.675% (US0003M + 0.770%) due 11/13/2020 ~	700	703
2.841% (US0003M + 0.940%) due 11/12/2021 ~	800	807
3.875% due 11/13/2020	500	508
Wells Fargo & Co.
2.625% due 07/22/2022	300	305
3.046% (US0003M + 1.110%) due 01/24/2023 ~	1,300	1,318
WRKCo, Inc. 3.750% due 03/15/2025	200	211
Zimmer Biomet Holdings, Inc. 3.150% due 04/01/2022	1,626	1,660
		48,087
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
CenturyLink, Inc. 4.549% (LIBOR03M + 2.750%) due 01/31/2025 ~	392	394
MUNICIPAL BONDS & NOTES 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (e)	2,500	109
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.9%
Adjustable Rate Mortgage Trust
3.887% due 01/25/2035 ~	14	14
5.557% due 11/25/2037 ^~	372	329
Banc of America Funding Trust
1.975% due 04/20/2047 ^●	107	98
2.002% due 04/25/2037 ^●	88	75
4.675% due 05/25/2035 ~	112	115
6.000% due 07/25/2037 ^	247	237
Banc of America Mortgage Trust 6.000% due 10/25/2036 ^	112	111
BCAP LLC Trust 2.002% due 05/25/2047 ●	336	315
Bear Stearns Adjustable Rate Mortgage Trust
3.840% due 02/25/2036 ●	44	43
4.108% due 08/25/2035 ~	27	25
4.253% due 02/25/2034 ~	9	9
4.588% due 04/25/2034 ~	130	131
Bear Stearns ALT-A Trust
4.047% due 09/25/2035 ^~	341	228
4.103% due 09/25/2035 ^~	62	51
4.413% due 05/25/2035 ~	123	125
Chase Mortgage Finance Trust
3.782% due 03/25/2037 ^~	245	244
3.797% due 07/25/2037 ~	42	39
Citigroup Mortgage Loan Trust 3.856% due 04/25/2037 ^~	205	183
Citigroup Mortgage Loan Trust, Inc. 4.229% due 05/25/2035 ~	59	60
Countrywide Alternative Loan Trust
1.975% due 07/20/2046 ^●	120	89
3.872% due 06/25/2037 ~	321	282
5.500% due 10/25/2035 ^	29	18
5.500% due 02/25/2036 ^	52	44
6.000% due 01/25/2037 ^	438	441
6.000% due 02/25/2037 ^	656	400
6.000% due 05/25/2037 ^	524	363
6.250% due 12/25/2036 ^●	517	364
6.500% due 08/25/2037 ^	367	261
8.000% due 10/25/2036 ^	33	31
Countrywide Home Loan Mortgage Pass-Through Trust
2.542% due 03/25/2035 ●	502	443

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2019 (Unaudited)

6.000% due 02/25/2037 ^	190	163
6.250% due 09/25/2036 ^	320	238
Countrywide Home Loan Reperforming REMIC Trust 2.132% due 06/25/2035 ●	189	183
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 5.945% due 02/25/2036 ^þ	330	328
GreenPoint Mortgage Funding Trust 1.868% due 02/25/2037 ^●	28	28
GreenPoint Mortgage Funding Trust Pass-Through Certificates 4.695% due 10/25/2033 ~	12	12
GSR Mortgage Loan Trust 4.314% due 05/25/2037 ^~	20	17
HarborView Mortgage Loan Trust
4.235% due 07/19/2035 ^~	7	6
4.694% due 02/25/2036 ^~	36	23
Impac Secured Assets CMN Owner Trust 4.556% due 07/25/2035 ~	84	75
Impac Secured Assets Trust 1.962% due 01/25/2037 ●	1	1
IndyMac Mortgage Loan Trust
2.272% due 07/25/2035 ●	10	10
3.855% due 12/25/2034 ~	5	5
4.086% due 06/25/2036 ~	246	233
JPMorgan Alternative Loan Trust
3.469% due 12/25/2036 ~	47	46
4.092% due 05/25/2037 ^~	378	346
JPMorgan Mortgage Trust
4.035% due 10/25/2035 ^~	314	290
4.611% due 02/25/2035 ~	7	7
Lehman Mortgage Trust 6.000% due 09/25/2037 ^	217	223
Merrill Lynch Mortgage Investors Trust
2.002% due 02/25/2036 ●	34	33
4.227% due 03/25/2036 ^~	111	79
Morgan Stanley Mortgage Loan Trust
2.692% due 02/25/2036 ^●	48	45
3.794% due 05/25/2036 ^~	207	161
4.417% due 09/25/2035 ^~	158	97
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	1,072	1,073
Prime Mortgage Trust
2.292% due 02/25/2035 ●	262	252
6.000% due 06/25/2036 ^	129	127
Residential Accredit Loans, Inc. Trust
1.892% due 05/25/2037 ●	491	462
1.922% due 02/25/2037 ●	281	280
1.932% due 01/25/2037 ●	602	590
1.962% due 12/25/2036 ●	293	256
1.982% due 07/25/2036 ●	398	375
2.192% due 11/25/2036 ^●	300	228
5.000% due 09/25/2036 ^	81	75
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037 ^	33	30
Structured Adjustable Rate Mortgage Loan Trust
2.112% due 10/25/2035 ●	117	114
4.022% due 04/25/2036 ^~	189	154
Structured Asset Mortgage Investments Trust
1.992% due 05/25/2036 ●	410	403
2.002% due 05/25/2036 ●	41	40
Structured Asset Securities Corp. 2.072% due 01/25/2036 ●	183	171
Structured Asset Securities Corp. Mortgage Loan Trust 2.082% due 10/25/2036 ●	425	379
SunTrust Adjustable Rate Mortgage Loan Trust 4.499% due 02/25/2037 ^~	247	239
Thornburg Mortgage Securities Trust 2.532% due 09/25/2034 ●	40	39
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~	3,609	3,632
WaMu Mortgage Pass-Through Certificates Trust
2.072% due 11/25/2045 ●	103	100
2.572% due 10/25/2044 ●	92	92
3.522% due 12/25/2036 ^~	330	319
3.639% due 08/25/2042 ●	8	8
3.689% due 10/25/2036 ^~	591	552
Washington Mutual Mortgage Pass-Through Certificates Trust
1.952% due 02/25/2037 ^●	647	565
5.500% due 11/25/2035 ^	110	110

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2019 (Unaudited)

6.500% due 08/25/2035 ^		105	101
			18,583
		SHARES
PREFERRED SECURITIES 0.2%
Bank of America Corp. 5.875% due 03/15/2028 ●(h)		600,000	666
		PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 37.6%
Fannie Mae
2.192% due 06/25/2036 ●		53	53
2.850% due 06/01/2022		541	540
3.000% due 01/01/2022		447	455
3.500% due 01/01/2059		1,456	1,531
Freddie Mac
2.131% due 01/15/2038 ●		714	709
2.500% due 01/15/2038 ~(a)		714	49
Uniform Mortgage-Backed Security
3.000% due 02/01/2027 - 10/01/2049		964	988
3.500% due 01/01/2026 - 05/01/2049		597	626
4.000% due 01/01/2037 - 02/01/2049		457	479
4.500% due 05/01/2023 - 03/01/2044		424	454
5.000% due 08/01/2033 - 10/01/2041		212	231
5.500% due 04/01/2033 - 02/01/2041		174	193
6.000% due 06/01/2026 - 06/01/2040		569	632
Uniform Mortgage-Backed Security, TBA
2.500% due 02/01/2050		2,700	2,667
3.000% due 02/01/2050		17,900	18,132
3.500% due 01/01/2050 - 02/01/2050		51,200	52,639
4.000% due 01/01/2050 - 02/01/2050		58,900	61,263
4.500% due 02/01/2050		2,000	2,107
			143,748
U.S. TREASURY OBLIGATIONS 10.2%
U.S. Treasury Inflation Protected Securities (g)
0.500% due 01/15/2028 (k)		7,720	7,922
0.625% due 04/15/2023 (k)(o)		2,383	2,420
0.625% due 01/15/2026 (k)		1,029	1,061
1.000% due 02/15/2048 (k)(o)		939	1,040
1.375% due 02/15/2044 (o)		552	652
2.500% due 01/15/2029 (k)(m)		12,765	15,389
3.875% due 04/15/2029 (k)(m)		626	836
U.S. Treasury Notes
2.625% due 06/15/2021 (o)		200	203
2.875% due 04/30/2025 (k)(o)		9,000	9,523
			39,046
Total United States (Cost $269,259)			278,757
SHORT-TERM INSTRUMENTS 4.1%
COMMERCIAL PAPER 0.3%
Hannover Funding Co. LLC 0.010% due 02/12/2020	EUR	900	1,010
REPURCHASE AGREEMENTS (j) 1.8%			6,736
ARGENTINA TREASURY BILLS 0.0%
176.252% due 02/26/2020 - 05/13/2020 (d)(e)	ARS	1,590	19
CZECH REPUBLIC TREASURY BILLS 0.1%
(0.101)% due 01/10/2020 (e)(f)	CZK	8,000	353
JAPAN TREASURY BILLS 0.4%
(0.150)% due 03/23/2020 (e)(f)	JPY	170,000	1,565
MEXICO TREASURY BILLS 0.4%
7.359% due 01/09/2020 - 01/30/2020 (d)(e)	MXN	29,510	1,554

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2019 (Unaudited)

SOUTH AFRICA TREASURY BILLS 1.1%
7.264% due 01/22/2020 - 03/11/2020 (d)(e)	ZAR	57,200	4,060
Total Short-Term Instruments (Cost $14,962)			15,297
Total Investments in Securities (Cost $569,875)			582,462
		SHARES
INVESTMENTS IN AFFILIATES 1.4%
SHORT-TERM INSTRUMENTS 1.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.4%
PIMCO Short Asset Portfolio		21,234	211
PIMCO Short-Term Floating NAV Portfolio III		534,908	5,292
Total Short-Term Instruments (Cost $5,504)			5,503
Total Investments in Affiliates (Cost $5,504)			5,503
Total Investments 154.0% (Cost $575,379)			$587,965
Financial Derivative Instruments (l)(n) (0.1)%(Cost or Premiums, net $314)			(560)
Other Assets and Liabilities, net (53.9)%			(205,544)
Net Assets 100.0%			$381,861

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	(0.700)%	10/11/2019	10/10/2021	EUR	2,213	Spain Government International Bond 1.450% due 10/31/2027	$(2,698)	$2,483	$2,479
FICC	1.250	12/31/2019	01/02/2020		$1,121	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	(1,147)	1,121	1,121
TDL	0.650	12/04/2019	01/22/2020	GBP	2,365	United Kingdom Gilt 1.750% due 01/22/2049	(3,085)	3,132	3,134
Total Repurchase Agreements							$(6,930)	$6,736	$6,734
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BPS	(0.250)%	12/11/2019	02/27/2020	EUR	(3,741)	$(4,195)
	(0.200)	11/15/2019	02/27/2020		(1,753)	(1,966)
	(0.200)	12/11/2019	02/27/2020		(1,427)	(1,601)
BSN	1.790	11/01/2019	01/10/2020		$(3,103)	(3,113)
	1.790	11/04/2019	01/13/2020		(1,601)	(1,606)
CIB	1.880	11/06/2019	01/06/2020		(746)	(748)
GRE	1.890	11/08/2019	02/07/2020		(3,714)	(3,725)
	1.990	11/20/2019	02/20/2020		(627)	(628)
	2.000	12/10/2019	02/04/2020		(7,975)	(7,985)
	2.040	11/22/2019	02/21/2020		(6,984)	(7,000)
IND	(0.380)	10/17/2019	02/27/2020	EUR	(5,174)	(5,799)
	(0.330)	10/17/2019	02/27/2020		(12,729)	(14,268)
	1.950	11/25/2019	01/16/2020		$(1,065)	(1,067)
MYI	1.040	11/08/2019	02/13/2020	GBP	(4,573)	(6,067)
Total Reverse Repurchase Agreements						$(59,768)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date		Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BPG	(0.100)%	12/23/2019	01/08/2020	JPY	(404,955)	$(3,705)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2019 (Unaudited)

UBS	1.850	12/06/2019	01/14/2020	$(7,919)	(7,929)
Total Sale-Buyback Transactions					$(11,634)
SHORT SALES:
Description	Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales(4)
Canada (1.1)%
Sovereign Issues (1.1)%
Canada Government Bond	2.750%	12/01/2048	CAD	4,700	$(4,397)	$(4,441)
Spain (0.7)%
Sovereign Issues (0.7)%
Spain Government International Bond	1.450	10/31/2027	EUR	2,200	(2,528)	(2,700)
United Kingdom (0.8)%
Sovereign Issues (0.8)%
United Kingdom Gilt	1.750	01/22/2049	GBP	2,100	(3,045)	(3,085)
United States (0.1)%
U.S. Government Agencies (0.1)%
Uniform Mortgage-Backed Security, TBA	3.500	01/01/2035		$300	(311)	(311)
Total Short Sales (2.7)%					$(10,281)	$(10,537)
(k)	Securities with an aggregate market value of $71,367 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(60,161) at a weighted average interest rate of 1.074%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Payable for sale-buyback transactions includes $(5) of deferred price drop.
(4)	Payable for short sales includes $42 of accrued interest.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	$110.250	02/21/2020	2	$2	$0	$0
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	110.750	02/21/2020	15	15	0	0
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	111.000	02/21/2020	100	100	1	0
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	117.500	02/21/2020	48	48	0	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	141.500	02/21/2020	112	112	1	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	142.000	02/21/2020	4	4	0	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	143.000	02/21/2020	14	14	0	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	143.500	02/21/2020	15	15	0	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	145.000	02/21/2020	2	2	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond March 2020 Futures	125.000	02/21/2020	53	53	1	0
Call - CME 90-Day Eurodollar June 2022 Futures	99.750	06/13/2022	25	63	6	3
Call - CME 90-Day Eurodollar March 2022 Futures	99.750	03/14/2022	14	35	3	1
Total Purchased Options					$12	$4
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February 2020 Futures	$127.000	01/24/2020	22	$22	$(4)	$(2)
Put - CBOT U.S. Treasury 10-Year Note February 2020 Futures	127.500	01/24/2020	11	11	(3)	(2)
Call - CBOT U.S. Treasury 10-Year Note February 2020 Futures	130.000	01/24/2020	22	22	(10)	(1)
Call - CBOT U.S. Treasury 10-Year Note February 2020 Futures	130.500	01/24/2020	11	11	(3)	(1)
Total Written Options					$(20)	$(6)
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note March Futures	03/2020	124	$10,008	$(68)	$3	$(11)
Australia Government 10-Year Bond March Futures	03/2020	97	9,731	(186)	0	(51)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Call Options Strike @ EUR 114.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	551	3	0	0	0
Call Options Strike @ EUR 187.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	134	2	0	0	0
Call Options Strike @ EUR 188.500 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	10	0	0	0	0
Call Options Strike @ EUR 190.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	46	1	0	0	0
Call Options Strike @ GBP 165.000 United Kingdom Gilt March 2020 Futures (1)	02/2020	48	0	(1)	0	0
Call Options Strike @ GBP 167.000 United Kingdom Gilt March 2020 Futures (1)	02/2020	17	0	0	0	0
Euro-Bobl March Futures	03/2020	88	13,191	(38)	0	(36)
Euro-BTP Italy Government Bond March Futures	03/2020	204	27,681	(93)	0	(36)
Euro-Buxl 30-Year Bond March Futures	03/2020	5	1,113	(29)	0	(17)
Put Options Strike @ EUR 101.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	16	0	0	0	0
Put Options Strike @ EUR 129.500 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	88	0	0	0	0
Put Options Strike @ EUR 99.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	48	1	0	0	0
U.S. Treasury 5-Year Note March Futures	03/2020	117	13,877	(70)	0	(3)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2020	32	5,813	(175)	0	(37)
				$(660)	$3	$(191)
SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Canada Government 10-Year Bond March Futures	03/2020	75	$(7,940)	$140	$65	$0
Euro-Bund 10-Year Bond March Futures	03/2020	172	(32,893)	494	216	0
Euro-OAT France Government 10-Year Bond March Futures	03/2020	38	(6,938)	90	45	0
Euro-Schatz March Futures	03/2020	551	(69,164)	63	34	0
Japan Government 10-Year Bond March Futures	03/2020	1	(1,401)	0	1	(1)
U.S. Treasury 10-Year Note March Futures	03/2020	92	(11,815)	(25)	10	0
United Kingdom Long Gilt March Futures	03/2020	53	(9,223)	53	89	(40)
				$815	$460	$(41)
Total Futures Contracts				$155	$463	$(232)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
BASF SE	(1.000)%	Quarterly	12/20/2020	0.053%	EUR	600	$(17)	$10	$(7)	$0	$0
Fortum Oyj	(1.000)	Quarterly	12/20/2020	0.107		200	(4)	2	(2)	0	0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.055		$2,000	(59)	40	(19)	0	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.082	EUR	500	(8)	3	(5)	0	0
							$(88)	$55	$(33)	$0	$0
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2022	0.181%		$2,200	$51	$3	$54	$0	$0
Daimler AG	1.000	Quarterly	12/20/2020	0.132	EUR	200	3	(1)	2	0	0
Marks & Spencer PLC	1.000	Quarterly	06/20/2023	1.092		200	(6)	5	(1)	0	(1)
Ryder System, Inc.	1.000	Quarterly	06/20/2022	0.299		$300	5	0	5	0	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.345	EUR	1,400	(29)	102	73	2	0
							$24	$109	$133	$2	$(1)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2019 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.EM-32 5-Year Index	(1.000)%	Quarterly	12/20/2024		$1,300	$63	$(20)	$43	$0	$0
CDX.IG-32 10-Year Index	(1.000)	Quarterly	06/20/2029		1,500	0	(18)	(18)	1	0
CDX.IG-33 5-Year Index	(1.000)	Quarterly	12/20/2024		1,300	(30)	(4)	(34)	0	0
CDX.IG-33 10-Year Index	(1.000)	Quarterly	12/20/2029		20,900	58	(247)	(189)	8	0
iTraxx Europe Main 31 5-Year Index	(1.000)	Quarterly	06/20/2024	EUR	700	(22)	0	(22)	0	0
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029		9,700	(28)	(162)	(190)	6	0
iTraxx Europe Main 32 5-Year Index	(1.000)	Quarterly	12/20/2024		600	(18)	(1)	(19)	0	0
						$23	$(452)	$(429)	$15	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
iTraxx Crossover 32 5-Year Index	5.000%	Quarterly	12/20/2024	EUR	800	$119	$5	$124	$0	$(1)
INTEREST RATE SWAPS -BASIS SWAPS
								Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.117%	Quarterly	03/02/2020	$18,200	$0	$3	$3	$0	$0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.091%	Quarterly	03/18/2022	84,600	(1)	9	8	3	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	26,900	0	4	4	1	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	06/12/2022	5,700	0	4	4	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	21,600	1	14	15	0	(1)
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.086%	Quarterly	04/12/2023	8,600	0	2	2	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	14,800	0	3	3	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.088%	Quarterly	05/23/2029	3,700	0	1	1	0	0
					$0	$40	$40	$4	$(1)
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.905%	Quarterly	12/03/2039	GBP	900	$0	$5	$5	$6	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.684	Annual	04/30/2025		$900	0	(58)	(58)	1	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.696	Annual	04/30/2025		1,000	0	(65)	(65)	2	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.710	Annual	04/30/2025		1,000	0	(66)	(66)	1	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.714	Annual	04/30/2025		2,100	0	(139)	(139)	3	0
Pay	1-Year BRL-CDI	6.745	Maturity	01/02/2025	BRL	12,400	(3)	67	64	0	0
Receive	1-Year BRL-CDI	6.280	Maturity	01/04/2027		6,300	0	15	15	0	(1)
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029	CAD	7,000	151	13	164	0	(44)
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		2,000	0	(63)	(63)	0	(14)
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		6,300	101	(218)	(117)	0	(45)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		3,300	(12)	282	270	0	(61)
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		1,600	0	83	83	0	(29)
Pay	3-Month NZD-BBR	2.500	Semi-Annual	02/14/2020	NZD	14,660	13	80	93	1	0
Pay	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028		1,800	183	(23)	160	1	0
Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024	SEK	41,100	94	(54)	40	0	(9)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		$21,400	419	(406)	13	1	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2020		9,000	46	(133)	(87)	1	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021		7,100	26	3	29	3	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		16,600	(231)	(30)	(261)	6	0
Receive(7)	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		4,600	0	49	49	3	0
Receive(7)	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		3,900	0	47	47	2	0
Receive(7)	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		4,550	0	61	61	3	0
Receive(7)	3-Month USD-LIBOR	1.360	Semi-Annual	09/17/2024		3,050	0	33	33	2	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		4,100	18	28	46	4	0
Receive	3-Month USD-LIBOR	2.959	Semi-Annual	05/31/2025		10,800	0	(692)	(692)	12	0
Receive	3-Month USD-LIBOR	2.986	Semi-Annual	05/31/2025		7,700	0	(502)	(502)	9	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		13,700	853	(1,291)	(438)	38	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		2,700	65	37	102	9	0
Receive(7)	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		8,800	(161)	393	232	28	0
Receive(7)	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2030		6,100	(29)	(29)	(58)	17	0
Pay	3-Month USD-LIBOR	1.854	Semi-Annual	05/15/2045		2,300	0	(118)	(118)	0	(20)
Pay	3-Month USD-LIBOR	1.855	Semi-Annual	05/15/2045		1,900	0	(97)	(97)	0	(17)
Pay	3-Month USD-LIBOR	1.857	Semi-Annual	05/15/2045		800	0	(41)	(41)	0	(7)
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/18/2049		400	(7)	(25)	(32)	0	(4)
Pay(7)	3-Month USD-LIBOR	1.635	Semi-Annual	08/31/2051		350	0	(38)	(38)	0	(4)
Pay(7)	3-Month USD-LIBOR	1.710	Semi-Annual	09/17/2051		350	0	(34)	(34)	0	(4)
Pay	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2022	ZAR	7,300	5	13	18	0	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023		13,300	5	10	15	0	(1)
Receive(7)	6-Month EUR-EURIBOR	0.300	Annual	06/17/2022	EUR	9,900	0	10	10	4	0
Pay(7)	6-Month EUR-EURIBOR	0.500	Annual	03/18/2025		7,800	(74)	(107)	(181)	0	(18)
Pay(7)	6-Month EUR-EURIBOR	0.150	Annual	06/17/2025		5,400	0	(26)	(26)	0	(14)
Pay(7)	6-Month EUR-EURIBOR	1.310	Annual	06/19/2029		2,400	80	37	117	0	(8)
Pay(7)	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		29,300	(765)	(476)	(1,241)	0	(158)
Receive(7)	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		5,400	477	177	654	83	0
Pay(7)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2022	GBP	4,600	(5)	0	(5)	2	0
Pay(7)	6-Month GBP-LIBOR	1.000	Semi-Annual	06/17/2025		4,000	33	(7)	26	0	(7)
Receive (7)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030		3,950	18	121	139	31	0
Pay(7)	6-Month GBP-LIBOR	1.080	Quarterly	12/03/2039		900	0	(5)	(5)	0	(7)
Pay(7)	6-Month GBP-LIBOR	1.000	Semi-Annual	06/17/2050		1,600	(28)	(35)	(63)	0	(36)
Receive	6-Month JPY-LIBOR	0.200	Semi-Annual	06/19/2029	JPY	1,010,000	(93)	13	(80)	0	(9)
Pay	6-Month JPY-LIBOR	0.400	Semi-Annual	06/19/2039		261,762	(5)	38	33	3	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	06/19/2049		190,000	(1)	(31)	(32)	0	(2)
Receive	6-Month JPY-LIBOR	0.330	Semi-Annual	11/29/2049		17,000	1	4	5	0	0
Pay	6-Month PLN-WIBOR	2.500	Annual	09/19/2023	PLN	3,900	(4)	34	30	0	(2)
Pay	6-Month PLN-WIBOR	3.000	Annual	09/19/2028		400	0	10	10	0	0
Pay	28-Day MXN-TIIE	7.498	Lunar	06/19/2037	MXN	34,200	0	82	82	0	0
							$1,170	$(3,064)	$(1,894)	$276	$(521)
Total Swap Agreements							$1,248	$(3,307)	$(2,059)	$297	$(524)
(m)	Securities with an aggregate market value of $2,748 and cash of $2,844 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	Future styled option.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	This instrument has a forward starting effective date.

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2019 (Unaudited)

(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2020	CAD	3		$2	$0	$0
	01/2020	CLP	388,130		530	14	0
	01/2020	CZK	4,000		175	0	(2)
	01/2020	DKK	105,480		15,644	0	(189)
	01/2020	SEK	28		3	0	0
	01/2020		$2,838	AUD	4,180	96	0
	01/2020		379	EUR	341	4	0
	01/2020		2,053	JPY	224,200	11	0
	01/2020		487	KRW	578,841	14	0
	01/2020	ZAR	25,700		$1,803	0	(27)
	03/2020	RON	1,246	EUR	251	0	(8)
	03/2020		$380	KZT	149,186	5	0
	03/2020	ZAR	4,117		$273	0	(19)
BPS	01/2020	BRL	17,100		4,206	0	(45)
	01/2020	EUR	3,036		3,387	0	(20)
	01/2020	GBP	14,625		18,951	2	(427)
	01/2020	JPY	211,008		1,934	0	(9)
	01/2020	NOK	6,884		753	0	(31)
	01/2020	SEK	5,081		531	0	(12)
	01/2020		$4,242	BRL	17,100	8	0
	01/2020		4	CHF	4	0	0
	01/2020		619	CLP	462,517	0	(4)
	01/2020		3,976	EUR	3,566	25	0
	01/2020		3,920	GBP	2,978	25	0
	01/2020		205	KRW	243,950	6	0
	01/2020		78	MXN	1,525	3	0
	01/2020		372	NZD	569	11	0
	01/2020		842	VND	19,472,625	0	(2)
	02/2020	PEN	1,828		$539	0	(12)
	02/2020	PLN	4,256		1,108	0	(14)
	02/2020		$961	TWD	28,682	0	0
	03/2020	RON	1,086	EUR	219	0	(7)
	03/2020		$128	CNH	902	2	0
	03/2020		1,158	HKD	9,071	6	0
	03/2020		1	KRW	1,185	0	0
	03/2020		2,494	THB	75,270	24	0
	05/2020		3,573	INR	262,508	63	0
	09/2020	HKD	1,760		$224	0	(2)
BRC	01/2020	CLP	192,188		255	0	(1)
	01/2020	JPY	206,629		1,889	0	(13)
	01/2020		$255	CLP	192,188	1	0
	01/2020		4,670	MXN	93,403	252	0
	03/2020		502	KRW	595,171	14	0
	04/2020	INR	264,095		$3,640	0	(21)
	09/2020		$2,476	HKD	19,418	13	0
BSH	01/2020	BRL	16,700		$4,213	61	0
	01/2020	MXN	117,013		6,044	0	(122)
	01/2020		$4,143	BRL	16,700	8	0
	05/2020		4,762	MXN	93,403	89	0
CBK	01/2020	BRL	39,708		$9,746	0	(125)
	01/2020	CLP	289,389		380	1	(6)
	01/2020	COP	321,504		96	0	(2)
	01/2020	DKK	5,780		859	0	(9)
	01/2020	JPY	1,380,725		12,717	8	0
	01/2020	MXN	2,900		150	0	(3)
	01/2020	NOK	13,637		1,514	0	(39)
	01/2020		$9,946	BRL	39,708	153	(228)
	01/2020		1,002	CLP	767,634	23	(3)
	01/2020		220	CZK	5,032	2	0
	01/2020		425	DKK	2,860	5	0
	01/2020		679	ILS	2,349	2	0
	01/2020		97	KRW	115,339	3	0
	01/2020		638	RON	2,724	0	0
	02/2020	COP	4,060,116		$1,178	0	(56)
	02/2020	PEN	7,086		2,103	0	(33)
	02/2020		$9,082	BRL	36,969	99	0
	03/2020	PEN	5,639		$1,660	0	(38)
	03/2020	RON	1,094	EUR	220	0	(7)
	03/2020		$2,836	KRW	3,327,782	48	0
	03/2020		799	PHP	40,962	7	0
	03/2020	ZAR	21,231		$1,363	0	(140)
	04/2020		$1,137	MXN	22,371	28	0
DUB	03/2020	CNH	3,397		$471	0	(16)
	03/2020		$1,845	CNH	13,184	45	0
	03/2020		2,472	TWD	74,680	39	0
FBF	01/2020	CLP	754,075		$1,045	42	0
	01/2020		$2	KRW	2,372	0	0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2019 (Unaudited)

GLM	01/2020	BRL	23,117		$5,673	0	(73)
	01/2020	CLP	85,525		114	0	0
	01/2020	COP	1,434,362		429	0	(7)
	01/2020	MXN	3,000		156	0	(3)
	01/2020		$5,908	BRL	23,117	71	(232)
	01/2020		292	CLP	217,613	0	(2)
	01/2020		19,886	DKK	133,943	220	0
	02/2020	COP	2,108,606		$621	0	(19)
	02/2020	PLN	526		138	0	(1)
	03/2020	EUR	66	RON	319	1	0
	03/2020		$1,382	IDR	19,723,444	35	0
	03/2020		735	MYR	3,079	19	0
	04/2020	DKK	131,687		$19,677	0	(213)
HUS	01/2020	AUD	177		122	0	(2)
	01/2020	CAD	993		748	0	(17)
	01/2020	CHF	2,621		2,651	0	(59)
	01/2020	CLP	802,713		1,109	41	0
	01/2020	CZK	4,000		175	0	(2)
	01/2020	DKK	14,650		2,178	0	(22)
	01/2020	EUR	585		651	0	(5)
	01/2020	GBP	1,677		2,187	0	(35)
	01/2020	JPY	795,700		7,286	0	(38)
	01/2020	KRW	521,453		450	0	(2)
	01/2020	NZD	556		367	0	(7)
	01/2020		$756	AUD	1,096	14	0
	01/2020		1	CLP	784	0	0
	01/2020		520	CZK	12,167	16	0
	01/2020		759	GBP	569	0	(5)
	01/2020		233	KRW	277,503	7	0
	01/2020		857	RUB	56,625	54	0
	02/2020	CLP	1,313,606		$1,657	0	(91)
	02/2020	KRW	1,780,723		1,500	0	(42)
	03/2020	CNH	20,444		2,871	0	(60)
	03/2020		$1,515	CNH	10,681	17	0
	03/2020		9,475	INR	690,123	140	0
	03/2020		450	KRW	521,453	2	0
	03/2020		1,134	SGD	1,547	17	0
	04/2020		3,599	INR	264,095	62	0
IND	01/2020		3,107	COP	10,851,846	193	0
JPM	01/2020	DKK	11,275		$1,669	0	(24)
	01/2020		$1,806	MXN	36,284	108	0
	02/2020	PLN	2,778		$725	0	(8)
	02/2020		$531	HUF	156,962	2	0
	05/2020	INR	131,141		$1,820	3	0
MYI	01/2020	AUD	555		381	0	(8)
	01/2020	EUR	40,086		44,323	0	(661)
	01/2020	NZD	1,515		1,003	0	(17)
	01/2020	SEK	44		5	0	0
	01/2020		$1,504	CAD	1,999	35	0
	01/2020		5,162	EUR	4,646	52	0
	01/2020		1,512	JPY	164,303	1	0
	01/2020		1,803	NOK	16,242	47	0
	02/2020		1,409	ZAR	20,787	69	0
	03/2020	RON	1,096	EUR	221	0	(7)
	03/2020		$621	RUB	40,380	24	0
	06/2021		32	EUR	25	0	(3)
RYL	01/2020	CLP	314,211		$413	0	(5)
	01/2020	MXN	37,809		1,957	0	(37)
	01/2020		$516	CLP	395,056	10	0
	03/2020	CNH	55,646		$7,717	0	(263)
	05/2020		$1,927	MXN	37,809	36	0
SCX	01/2020	EUR	680		$756	0	(7)
	01/2020		$1,137	AUD	1,665	32	0
	01/2020		386	CHF	381	7	0
	01/2020		760	NZD	1,168	26	0
	01/2020		382	SEK	3,634	6	0
	02/2020		3,889	PLN	15,246	130	0
	02/2020	ZAR	2,990		$192	0	(20)
	03/2020	CNY	5,347		759	0	(7)
	09/2020	HKD	17,809		2,266	0	(17)
SOG	03/2020	ZAR	2,059		136	0	(9)
SSB	01/2020		$6,032	BRL	25,500	307	0
	03/2020		1,125	CNY	8,071	32	0
	05/2020	INR	131,367		$1,827	8	0
TOR	01/2020	CLP	5,229		7	0	0
	01/2020		$393	CLP	312,620	23	0
	01/2020		3,520	JPY	380,000	0	(19)
UAG	01/2020	CAD	7,269		$5,461	0	(137)
	01/2020	JPY	380,000		3,521	20	0
	03/2020	EUR	864	RON	4,204	9	0
Total Forward Foreign Currency Contracts						$3,158	$(3,878)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2019 (Unaudited)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
HUS	Put - OTC EUR versus NOK	NOK	9.900	01/20/2020	1,680	$3	$15
	Put - OTC USD versus CNH	CNH	6.900	03/06/2020	11,244	34	38
						$37	$53
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.175%	09/15/2021	1,300	$54	$84
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.779	08/19/2020	1,400	73	129
FBF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.733	08/26/2021	1,300	96	158
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.005	06/08/2020	1,200	48	59
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.984	06/09/2020	600	23	31
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.752	08/23/2021	1,100	82	130
							$376	$591
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 01/01/2050	$73.000	01/07/2020	7,100	$0	$0
Total Purchased Options					$413	$644
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475%	02/19/2020	800	$0	$(1)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.725	02/19/2020	800	(1)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	1,300	(1)	(1)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	500	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	1,300	(2)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	500	(1)	0
BPS	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	800	(1)	0
	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475	02/19/2020	700	0	(1)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.800	02/19/2020	700	0	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	02/19/2020	600	0	(1)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	500	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	1,100	(2)	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	700	(1)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	900	(1)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,000	(1)	0
BRC	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	300	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	300	(1)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	1,900	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	1,900	(2)	(1)
CBK	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	700	(1)	0
	Put - OTC CDX.IG-33 5-Year Index	Sell	1.000	01/15/2020	1,100	(1)	0
CKL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	700	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.850	02/19/2020	700	(1)	0
DBL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	900	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	900	(1)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	02/19/2020	400	0	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	02/19/2020	400	0	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	500	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	400	(1)	0
FBF	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	800	(1)	0
GST	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	900	(1)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	900	(1)	0
JLN	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	400	0	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	400	0	0
JPM	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	500	(1)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	500	(1)	0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2019 (Unaudited)

MEI	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	400	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	400	(1)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	400	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	400	0	0
						$(28)	$(21)
FOREIGN CURRENCY OPTIONS
Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC GBP versus USD		$1.285	01/17/2020	1,430	$(11)	$(1)
	Put - OTC GBP versus USD		1.283	01/24/2020	1,437	(11)	(1)
HUS	Call - OTC USD versus CNH	CNH	7.140	03/06/2020	5,622	(35)	(11)
SCX	Put - OTC USD versus CNH		6.950	01/15/2020	1,788	(5)	(5)
	Call - OTC USD versus CNH		7.080	01/15/2020	1,788	(5)	(1)
						$(67)	$(19)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	9,800	$(86)	$0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	11,800	(89)	0
						$(175)	$0
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.570%	02/25/2020	10,400	$(23)	$(7)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.570	02/25/2020	10,400	(23)	(27)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.880	09/15/2021	10,800	(54)	(79)
DUB	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.456	08/19/2020	11,600	(73)	(108)
FBF	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.399	08/26/2021	10,800	(96)	(159)
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.540	02/24/2020	8,400	(20)	(4)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.540	02/24/2020	8,400	(19)	(26)
MYC	Put - OTC 1-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Pay	1.600	06/08/2020	28,800	(48)	(53)
	Put - OTC 1-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Pay	1.600	06/09/2020	14,400	(23)	(26)
	Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	0.047	06/29/2020	695,000	(2)	(9)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.448	08/23/2021	9,200	(82)	(127)
							$(463)	$(625)
INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor (2)	0.000%	3-Month USD-LIBOR	10/07/2022	6,250	$(6)	$(3)
	Call - OTC 1-Year Interest Rate Floor (2)	0.000	3-Month USD-LIBOR	10/11/2022	3,500	(4)	(1)
						$(10)	$(4)
Total Written Options						$(743)	$(669)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
									Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.085%	$200	$(7)	$3	$0	$(4)
BPS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.141	1,500	(37)	(7)	0	(44)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2019 (Unaudited)

BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.189	700	(13)	(7)	0	(20)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.085	700	(24)	8	0	(16)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.141	1,800	(45)	(8)	0	(53)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.085	1,200	(42)	15	0	(27)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.189	1,300	(25)	(11)	0	(36)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.085	1,700	(59)	20	0	(39)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.141	700	(18)	(3)	0	(21)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.141	900	(22)	(5)	0	(27)
							$(292)	$5	$0	$(287)
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(4)
										Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(5)		Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Colombia Government International Bond	1.000%	Quarterly	12/20/2021	0.259%		$100	$(4)	$5	$1	$0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.991		100	(2)	2	0	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.631		300	(3)	8	5	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.727		800	3	8	11	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.150		2,900	(93)	142	49	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2023	1.229		100	(5)	4	0	(1)
GST	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.510		1,400	(21)	48	27	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.150		1,700	(55)	84	29	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2022	0.967		400	(17)	17	0	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.501		700	(31)	16	0	(15)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2021	0.459		200	(13)	15	2	0
JPM	AP Moller - Maersk	1.000	Quarterly	06/20/2022	0.593	EUR	1,000	(5)	17	12	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2023	1.229		$200	(11)	10	0	(1)
								$(257)	$376	$136	$(17)
CROSS-CURRENCY SWAPS
										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)		Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/(Depreciation)	Asset	Liability
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	AUD	2,800	$1,932	$1	$36	$37	$0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.172% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/23/2030	EUR	2,200	2,464	(11)	13	2	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	AUD	2,700	1,863	(10)	46	36	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.181% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	02/18/2030	EUR	1,000	1,100	1	19	20	0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2019 (Unaudited)

MYI	Floating rate equal to 3-Month EUR-EURIBOR less 0.162% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/18/2030	1,100	1,230	(7)	11	4	0
							$(26)	$125	$99	$0
INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	1-Year ILS-TELBOR	1.950%	Annual	06/20/2028	ILS	3,000	$(39)	$(55)	$0	$(94)
CBK	Pay	6-Month THB-THBFIX	2.810	Semi-Annual	05/18/2037	THB	29,000	0	178	178	0
JPM	Pay	1-Year ILS-TELBOR	1.018	Annual	03/01/2024	ILS	35,600	0	384	384	0
	Receive	3-Month COP-IBR Compounded-OIS	5.960	Quarterly	02/11/2029	COP	1,026,400	0	(14)	0	(14)
								$(39)	$493	$562	$(108)
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/ Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.908% (3-Month USD-LIBOR)	Maturity	03/20/2020	$1,900	$11	$(162)	$0	$(151)
GST	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.908% (3-Month USD-LIBOR)	Maturity	03/20/2020	3,600	7	(58)	0	(51)
								$18	$(220)	$0	$(202)
Total Swap Agreements								$(596)	$779	$797	$(614)

(o)	Securities with an aggregate market value of $1,301 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	The underlying instrument has a forward starting effective date.
(3)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(7)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$109	$0	$109
Australia
Non-Agency Mortgage-Backed Securities	0	740	0	740
Brazil
Corporate Bonds & Notes	0	9,953	0	9,953
Canada
Corporate Bonds & Notes	0	801	0	801
Non-Agency Mortgage-Backed Securities	0	965	0	965
Sovereign Issues	0	2,188	0	2,188
Cayman Islands
Asset-Backed Securities	0	10,081	0	10,081
Corporate Bonds & Notes	0	6,980	0	6,980
Chile
Sovereign Issues	0	3,998	0	3,998
China
Sovereign Issues	0	11,653	0	11,653
Colombia
Corporate Bonds & Notes	0	1,300	0	1,300
Sovereign Issues	0	372	0	372
Czech Republic
Sovereign Issues	0	274	0	274
Denmark
Corporate Bonds & Notes	0	19,721	0	19,721
France
Corporate Bonds & Notes	0	3,144	0	3,144
Sovereign Issues	0	4,055	0	4,055
Germany
Corporate Bonds & Notes	0	4,821	0	4,821
Guernsey, Channel Islands
Corporate Bonds & Notes	0	1,989	0	1,989
Hong Kong
Corporate Bonds & Notes	0	532	0	532
India
Corporate Bonds & Notes	0	2,747	0	2,747
Indonesia
Corporate Bonds & Notes	0	210	0	210
Sovereign Issues	0	13,536	0	13,536
Ireland
Asset-Backed Securities	0	1,516	0	1,516
Corporate Bonds & Notes	0	4,511	0	4,511
Israel
Sovereign Issues	0	588	0	588
Italy
Corporate Bonds & Notes	0	3,543	0	3,543
Sovereign Issues	0	18,740	0	18,740
Japan
Corporate Bonds & Notes	0	5,211	0	5,211
Sovereign Issues	0	21,449	0	21,449
Kuwait
Sovereign Issues	0	5,167	0	5,167
Luxembourg
Corporate Bonds & Notes	0	3,890	0	3,890
Malaysia
Sovereign Issues	0	546	0	546
Mexico
Sovereign Issues	0	1,011	0	1,011
Netherlands
Asset-Backed Securities	0	3,476	0	3,476
Corporate Bonds & Notes	0	1,599	0	1,599
Non-Agency Mortgage-Backed Securities	0	511	0	511
Preferred Securities	0	143	0	143
Norway
Corporate Bonds & Notes	0	416	0	416
Peru
Corporate Bonds & Notes	0	366	0	366
Sovereign Issues	0	5,882	0	5,882
Philippines
Sovereign Issues	0	481	0	481
Qatar
Sovereign Issues	0	4,198	0	4,198
Romania
Sovereign Issues	0	373	0	373
Russia
Sovereign Issues	0	9,339	0	9,339
Saudi Arabia
Corporate Bonds & Notes	0	405	0	405
Sovereign Issues	0	8,740	0	8,740
Singapore
Corporate Bonds & Notes	0	2,324	0	2,324
Sovereign Issues	0	1,150	0	1,150
South Africa
Sovereign Issues	0	683	0	683
South Korea
Sovereign Issues	0	3,415	0	3,415

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Spain
Corporate Bonds & Notes	0	219	0	219
Preferred Securities	0	239	0	239
Sovereign Issues	0	13,295	0	13,295
Sweden
Corporate Bonds & Notes	0	461	0	461
Switzerland
Corporate Bonds & Notes	0	4,883	0	4,883
Turkey
Sovereign Issues	0	1,085	0	1,085
United Arab Emirates
Corporate Bonds & Notes	0	610	0	610
Sovereign Issues	0	2,938	0	2,938
United Kingdom
Corporate Bonds & Notes	0	33,922	0	33,922
Non-Agency Mortgage-Backed Securities	0	14,641	0	14,641
Preferred Securities	0	299	0	299
Sovereign Issues	0	5,973	0	5,973
United States
Asset-Backed Securities	0	28,125	0	28,125
Corporate Bonds & Notes	0	48,087	0	48,087
Loan Participations and Assignments	0	394	0	394
Municipal Bonds & Notes	0	109	0	109
Non-Agency Mortgage-Backed Securities	0	18,583	0	18,583
Preferred Securities	0	666	0	666
U.S. Government Agencies	0	143,748	0	143,748
U.S. Treasury Obligations	0	39,046	0	39,046
Short-Term Instruments
Commercial Paper	0	1,010	0	1,010
Repurchase Agreements	0	6,736	0	6,736
Argentina Treasury Bills	0	19	0	19
Czech Republic Treasury Bills	0	353	0	353
Japan Treasury Bills	0	1,565	0	1,565
Mexico Treasury Bills	0	1,554	0	1,554
South Africa Treasury Bills	0	4,060	0	4,060

	$0	$582,462	$0	$582,462
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,503	$0	$0	$5,503

Total Investments	$5,503	$582,462	$0	$587,965

Short Sales, at Value - Liabilities
Canada
Sovereign Issues	$0	$(4,441)	$0	$(4,441)
Spain
Sovereign Issues	$0	$(2,700)	$0	$(2,700)
United Kingdom
Sovereign Issues	$0	$(3,085)	$0	$(3,085)
United State
U.S. Government Agencies	$0	$(311)	$0	$(311)

	$0	$(10,537)	$0	$(10,537)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	467	297	0	764
Over the counter	0	4,599	0	4,599

	$467	$4,896	$0	$5,363
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(232)	(530)	0	(762)
Over the counter	0	(5,161)	0	(5,161)

	$(232)	$(5,691)	$0	$(5,923)

Total Financial Derivative Instruments	$235	$(795)	$0	$(560)

Totals	$5,738	$571,130	$0	$576,868

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 138.0% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
42.836% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	13,660	$121
56.589% (ARLLMONP) due 06/21/2020 ~(a)		27,920	253
Total Argentina (Cost $1,653)			374
AUSTRALIA 0.7%
ASSET-BACKED SECURITIES 0.0%
Driver Australia Trust 1.788% due 07/21/2026	AUD	633	444
CORPORATE BONDS & NOTES 0.4%
Boral Finance Pty. Ltd. 3.000% due 11/01/2022		$400	402
Telstra Corp. Ltd. 4.800% due 10/12/2021		1,900	1,990
Volkswagen Financial Services Australia Pty. Ltd. 2.950% due 06/22/2020	AUD	1,000	706
Woolworths Group Ltd. 4.550% due 04/12/2021		$300	308
			3,406
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Liberty Funding Pty. Ltd. 2.265% due 01/25/2049 ●	AUD	1,122	789
RESIMAC Bastille Trust 2.634% due 09/05/2057 ●		$1,586	1,586
			2,375
Total Australia (Cost $6,343)			6,225
BRAZIL 1.6%
CORPORATE BONDS & NOTES 0.4%
Petrobras Global Finance BV 5.093% due 01/15/2030		$3,397	3,644
SOVEREIGN ISSUES 1.2%
Brazil Letras do Tesouro Nacional 0.000% due 07/01/2020 (d)	BRL	46,700	11,372
Total Brazil (Cost $14,604)			15,016
CANADA 0.5%
CORPORATE BONDS & NOTES 0.3%
Enbridge, Inc.
2.410% (US0003M + 0.400%) due 01/10/2020 ~		$600	600
2.594% (US0003M + 0.700%) due 06/15/2020 ~		600	601
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,100	1,335
			2,536
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Canadian Mortgage Pools
2.065% (CDOR01 + 0.100%) due 06/01/2020 ~	CAD	308	238
2.265% (CDOR01 + 0.300%) due 07/01/2020 ~		786	606
2.265% (CDOR01 + 0.300%) due 08/01/2020 ~		346	267

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

Real Estate Asset Liquidity Trust 3.072% due 08/12/2053		732	571
			1,682
SOVEREIGN ISSUES 0.0%
Canada Government Real Return Bond 1.500% due 12/01/2044 (f)		473	458
Total Canada (Cost $4,603)			4,676
CAYMAN ISLANDS 4.0%
ASSET-BACKED SECURITIES 2.0%
Evans Grove CLO Ltd. 2.834% due 05/28/2028 ●		$600	596
Figueroa CLO Ltd. 2.901% due 01/15/2027 ●		1,425	1,425
Gallatin CLO Ltd. 3.016% due 01/21/2028 ●		1,200	1,200
Jamestown CLO Ltd.
2.691% due 07/15/2026 ●		604	604
3.222% due 01/17/2027 ●		2,483	2,484
Mountain View CLO Ltd. 2.801% due 10/15/2026 ●		385	385
OCP CLO Ltd. 2.852% due 04/17/2027 ●		1,016	1,015
Octagon Investment Partners Ltd. 3.101% due 04/15/2026 ●		462	462
Staniford Street CLO Ltd. 3.074% due 06/15/2025 ●		298	298
Symphony CLO Ltd. 2.951% due 07/14/2026 ●		2,700	2,702
Telos CLO Ltd. 3.272% due 01/17/2027 ●		3,254	3,254
THL Credit Wind River CLO Ltd. 2.881% due 01/15/2026 ●		1,866	1,867
Venture CDO Ltd. 2.881% due 04/15/2027 ●		400	399
WhiteHorse Ltd. 2.932% due 04/17/2027 ●		385	384
Zais CLO Ltd. 3.151% due 04/15/2028 ●		2,200	2,201
			19,276
CORPORATE BONDS & NOTES 2.0%
Avolon Holdings Funding Ltd. 5.125% due 10/01/2023		400	432
KSA Sukuk Ltd. 4.303% due 01/19/2029		5,500	6,113
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		500	525
5.250% due 08/15/2022		1,600	1,709
QNB Finance Ltd. 3.264% (US0003M + 1.350%) due 05/31/2021 ~		7,800	7,857
Sands China Ltd.
4.600% due 08/08/2023		300	317
5.125% due 08/08/2025		400	440
5.400% due 08/08/2028		800	904
Tencent Holdings Ltd. 3.595% due 01/19/2028		300	313
			18,610
Total Cayman Islands (Cost $37,024)			37,886
CHINA 5.3%
CORPORATE BONDS & NOTES 0.1%
Industrial & Commercial Bank of China Ltd.
2.654% (US0003M + 0.750%) due 11/08/2020 ~		$700	701
2.678% (US0003M + 0.750%) due 12/21/2021 «~		700	697
			1,398
SOVEREIGN ISSUES 5.2%
China Development Bank
3.050% due 08/25/2026	CNY	27,300	3,813
3.680% due 02/26/2026		93,900	13,644
3.800% due 01/25/2036		6,000	850
4.040% due 04/10/2027		44,000	6,498
4.150% due 10/26/2025		12,000	1,788
4.240% due 08/24/2027		127,000	18,978

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

China Government Bond 2.740% due 08/04/2026		26,200	3,690
			49,261
Total China (Cost $50,279)			50,659
DENMARK 4.8%
CORPORATE BONDS & NOTES 4.8%
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	42,198	6,191
1.500% due 10/01/2037		5,203	809
1.500% due 10/01/2050		21,937	3,342
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		37,800	5,541
1.500% due 10/01/2037		1,093	170
1.500% due 10/01/2050		3,572	545
2.500% due 10/01/2047		1	0
Nykredit Realkredit A/S
1.000% due 10/01/2050		130,086	19,113
1.500% due 10/01/2037		2,852	443
1.500% due 10/01/2050		55,119	8,415
2.000% due 10/01/2050		5,195	810
2.500% due 10/01/2036		267	42
2.500% due 10/01/2047		23	4
Realkredit Danmark A/S
2.500% due 04/01/2036		206	33
2.500% due 07/01/2047		33	5
Total Denmark (Cost $45,189)			45,463
FRANCE 2.8%
SOVEREIGN ISSUES 2.8%
France Government International Bond
1.500% due 05/25/2050 (k)	EUR	9,900	12,807
2.000% due 05/25/2048 (k)		6,800	9,812
3.250% due 05/25/2045 (k)		2,100	3,693
Total France (Cost $23,406)			26,312
GERMANY 1.4%
CORPORATE BONDS & NOTES 1.4%
Deutsche Bank AG
0.105% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	900	1,007
3.192% (US0003M + 1.290%) due 02/04/2021 ~		$500	501
3.961% due 11/26/2025 ●		2,700	2,760
4.250% due 02/04/2021		500	508
4.250% due 10/14/2021		4,500	4,628
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (b)	EUR	300	357
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		$1,100	1,169
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		300	323
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	300	229
5.375% due 04/23/2024	NZD	1,400	1,084
5.500% due 03/29/2022	AUD	1,100	845
Total Germany (Cost $13,197)			13,411
GUERNSEY, CHANNEL ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 06/09/2023		$1,000	1,047
Total Guernsey, Channel Islands (Cost $999)			1,047
HONG KONG 0.1%
CORPORATE BONDS & NOTES 0.1%
AIA Group Ltd. 3.900% due 04/06/2028		$600	643

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

Total Hong Kong (Cost $598)			643
INDIA 0.6%
CORPORATE BONDS & NOTES 0.5%
ICICI Bank Ltd. 3.500% due 03/18/2020		$3,100	3,106
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		1,000	1,028
State Bank of India 4.000% due 01/24/2022		300	308
			4,442
SOVEREIGN ISSUES 0.1%
Export-Import Bank of India 2.981% (US0003M + 1.020%) due 03/28/2022 ~(i)		700	703
Total India (Cost $5,111)			5,145
INDONESIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Indonesia Asahan Aluminium Persero PT 5.230% due 11/15/2021		$400	420
Total Indonesia (Cost $398)			420
IRELAND 1.8%
ASSET-BACKED SECURITIES 0.7%
CVC Cordatus Loan Fund Ltd. 0.970% due 04/22/2030 ●	EUR	600	673
Dorchester Park CLO DAC 2.866% due 04/20/2028 ●		$2,100	2,099
Man GLG Euro CLO DAC 0.870% due 01/15/2030 ●	EUR	1,400	1,565
Toro European CLO DAC 0.900% due 10/15/2030 ●		2,100	2,358
			6,695
CORPORATE BONDS & NOTES 1.0%
AerCap Ireland Capital DAC
4.450% due 12/16/2021		$800	834
4.500% due 05/15/2021		1,100	1,135
5.000% due 10/01/2021		600	629
AIB Group PLC 4.750% due 10/12/2023		300	322
Bank of Ireland 7.375% due 06/18/2020 ●(g)(h)	EUR	400	464
GE Capital UK Funding Unlimited Co. 5.875% due 11/04/2020	GBP	2,000	2,750
German Postal Pensions Securitisation PLC 4.375% due 01/18/2022	EUR	2,000	2,457
Shire Acquisitions Investments Ireland DAC 2.400% due 09/23/2021		$300	302
SumitG Guaranteed Secured Obligation Issuer DAC 2.251% due 11/02/2020		700	701
			9,594
SOVEREIGN ISSUES 0.1%
Ireland Government International Bond 5.400% due 03/13/2025	EUR	800	1,160
Total Ireland (Cost $17,609)			17,449
ISRAEL 0.1%
SOVEREIGN ISSUES 0.1%
Israel Government International Bond
3.250% due 01/17/2028		$600	646
4.125% due 01/17/2048		600	696

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

Total Israel (Cost $1,191)			1,342
ITALY 2.1%
CORPORATE BONDS & NOTES 1.0%
Banca Carige SpA
1.092% (EUR003M + 1.500%) due 05/25/2060 ~	EUR	3,000	3,376
1.298% (EUR003M + 1.700%) due 10/25/2021 ~		3,100	3,525
UniCredit SpA 7.830% due 12/04/2023		$1,900	2,217
			9,118
SOVEREIGN ISSUES 1.1%
Italy Buoni Poliennali Del Tesoro
2.500% due 11/15/2025	EUR	2,800	3,444
3.000% due 08/01/2029 (k)		4,500	5,822
Italy Government International Bond 6.000% due 08/04/2028 (k)	GBP	600	995
			10,261
Total Italy (Cost $18,311)			19,379
JAPAN 5.3%
CORPORATE BONDS & NOTES 1.6%
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021		$1,200	1,197
2.362% due 05/28/2021		200	200
2.431% (US0003M + 0.540%) due 08/04/2020 ~		4,400	4,406
Japan Tobacco, Inc. 2.000% due 04/13/2021		600	599
Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 ●		300	340
Mitsubishi UFJ Financial Group, Inc. 2.950% due 03/01/2021		2,645	2,674
NTT Finance Corp. 1.900% due 07/21/2021		900	898
ORIX Corp. 3.250% due 12/04/2024		300	312
Sumitomo Mitsui Financial Group, Inc.
2.934% due 03/09/2021		2,300	2,327
3.565% (US0003M + 1.680%) due 03/09/2021 ~		900	915
Takeda Pharmaceutical Co. Ltd. 1.125% due 11/21/2022	EUR	800	925
Toyota Tsusho Corp. 3.625% due 09/13/2023		$400	418
			15,211
SOVEREIGN ISSUES 3.7%
Japan Bank for International Cooperation
1.750% due 10/17/2024		1,200	1,184
3.250% due 07/20/2023		1,100	1,149
3.375% due 10/31/2023		1,700	1,788
Japan Finance Organization for Municipalities 2.625% due 04/20/2022		2,000	2,028
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	799,290	7,569
0.500% due 03/20/2049		977,000	9,227
0.700% due 12/20/2048		247,000	2,460
1.700% due 09/20/2032		770,000	8,546
Tokyo Metropolitan Government 2.000% due 05/17/2021		$1,400	1,400
			35,351
Total Japan (Cost $48,872)			50,562
JERSEY, CHANNEL ISLANDS 0.0%
CORPORATE BONDS & NOTES 0.0%
AA Bond Co. Ltd.
2.750% due 07/31/2043	GBP	200	254
2.875% due 07/31/2043		100	132

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

Total Jersey, Channel Islands (Cost $378)			386
KUWAIT 0.6%
SOVEREIGN ISSUES 0.6%
Kuwait International Government Bond 3.500% due 03/20/2027		$5,400	5,813
Total Kuwait (Cost $5,376)			5,813
LITHUANIA 0.2%
SOVEREIGN ISSUES 0.2%
Lithuania Government International Bond 6.125% due 03/09/2021		$1,800	1,889
Total Lithuania (Cost $1,855)			1,889
LUXEMBOURG 0.4%
CORPORATE BONDS & NOTES 0.4%
Allergan Funding SCS 1.500% due 11/15/2023	EUR	100	118
Emerald Bay S.A. 0.000% due 10/08/2020 (d)		572	628
Medtronic Global Holdings S.C.A. 0.000% due 12/02/2022 (d)		2,300	2,584
Total Luxembourg (Cost $3,380)			3,330
MULTINATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Preferred Term Securities Ltd. 2.194% (US0003M + 0.300%) due 09/22/2037 ~		$829	746
Total Multinational (Cost $601)			746
NETHERLANDS 2.7%
ASSET-BACKED SECURITIES 1.0%
Accunia European CLO BV 0.950% due 07/15/2030 ●	EUR	800	895
Cairn CLO BV 0.670% due 01/31/2030 ●		1,400	1,571
Dryden Euro CLO BV 0.880% due 01/15/2030 ●		2,100	2,357
Jubilee CLO BV 0.405% due 12/15/2029 ●		2,400	2,688
Tikehau CLO BV 0.880% due 12/07/2029 ●		2,100	2,358
			9,869
CORPORATE BONDS & NOTES 1.7%
Cooperatieve Rabobank UA
2.807% (US0003M + 0.860%) due 09/26/2023 ~		$1,900	1,910
3.875% due 09/26/2023		2,400	2,538
6.625% due 06/29/2021 ●(g)(h)	EUR	800	976
6.875% due 03/19/2020 (h)		1,200	1,366
Enel Finance International NV 2.650% due 09/10/2024		$1,300	1,305
ING Groep NV
2.909% (US0003M + 1.000%) due 10/02/2023 ~		2,100	2,120
4.100% due 10/02/2023		2,100	2,234
JT International Financial Services BV 3.500% due 09/28/2023		2,400	2,491
Mylan NV 3.150% due 06/15/2021		1,000	1,013
			15,953
		SHARES
PREFERRED SECURITIES 0.0%
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (g)		300,000	429

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

Total Netherlands (Cost $25,907)			26,251
		PRINCIPAL AMOUNT (000s)
NORWAY 0.0%
CORPORATE BONDS & NOTES 0.0%
Sparebanken Soer Boligkreditt A/S 0.250% due 03/22/2021	EUR	100	113
Total Norway (Cost $115)			113
PERU 1.6%
SOVEREIGN ISSUES 1.6%
Peru Government International Bond
5.350% due 08/12/2040	PEN	1,600	487
5.940% due 02/12/2029		20,700	7,048
6.350% due 08/12/2028		21,900	7,675
Total Peru (Cost $13,382)			15,210
POLAND 0.0%
CORPORATE BONDS & NOTES 0.0%
PKO Bank Hipoteczny S.A. 0.250% due 11/23/2021	EUR	100	113
Total Poland (Cost $112)			113
QATAR 1.8%
SOVEREIGN ISSUES 1.8%
Qatar Government International Bond
3.375% due 03/14/2024		$1,200	1,258
3.875% due 04/23/2023		6,000	6,343
4.000% due 03/14/2029		5,100	5,702
4.500% due 04/23/2028		3,000	3,443
4.817% due 03/14/2049		600	744
Total Qatar (Cost $16,035)			17,490
SAUDI ARABIA 0.5%
SOVEREIGN ISSUES 0.5%
Saudi Government International Bond
2.875% due 03/04/2023		$1,700	1,733
3.250% due 10/26/2026		500	519
3.625% due 03/04/2028		1,100	1,163
4.375% due 04/16/2029		800	899
Total Saudi Arabia (Cost $4,077)			4,314
SINGAPORE 0.2%
CORPORATE BONDS & NOTES 0.2%
BOC Aviation Ltd.
2.750% due 09/18/2022		$400	402
3.500% due 09/18/2027		400	411
Oversea-Chinese Banking Corp. Ltd. 2.354% (US0003M + 0.450%) due 05/17/2021 ~		1,100	1,102
Total Singapore (Cost $1,898)			1,915
SLOVENIA 0.3%
SOVEREIGN ISSUES 0.3%
Slovenia Government International Bond 5.250% due 02/18/2024		$2,210	2,500

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

Total Slovenia (Cost $2,294)			2,500
SOUTH AFRICA 0.0%
SOVEREIGN ISSUES 0.0%
South Africa Government International Bond 4.850% due 09/30/2029		$200	200
Total South Africa (Cost $200)			200
SOUTH KOREA 0.1%
CORPORATE BONDS & NOTES 0.1%
Kookmin Bank 2.125% due 10/21/2020		$700	699
SOVEREIGN ISSUES 0.0%
Korea Hydro & Nuclear Power Co. Ltd. 3.750% due 07/25/2023		300	315
Total South Korea (Cost $995)			1,014
SPAIN 6.9%
CORPORATE BONDS & NOTES 0.3%
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 ●(g)(h)	EUR	2,200	2,700
		SHARES
PREFERRED SECURITIES 0.2%
Banco Bilbao Vizcaya Argentaria S.A. 6.750% due 02/18/2020 ●(g)(h)		1,000,000	1,131
Banco Santander S.A. 6.250% due 09/11/2021 ●(g)(h)		600,000	718
			1,849
		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 6.4%
Autonomous Community of Andalusia 4.850% due 03/17/2020		800	907
Autonomous Community of Catalonia
4.220% due 04/26/2035		300	418
4.900% due 09/15/2021		1,800	2,171
4.950% due 02/11/2020		2,550	2,876
Autonomous Community of Madrid 4.688% due 03/12/2020		900	1,019
Spain Government International Bond
0.250% due 07/30/2024		2,200	2,506
0.600% due 10/31/2029 (k)		15,400	17,507
1.400% due 07/30/2028		12,100	14,771
1.450% due 04/30/2029		15,400	18,886
			61,061
Total Spain (Cost $64,660)			65,610
SWEDEN 0.2%
CORPORATE BONDS & NOTES 0.2%
Sveriges Sakerstallda Obligationer AB 2.000% due 06/17/2026	SEK	13,000	1,499
Total Sweden (Cost $1,516)			1,499
SWITZERLAND 1.3%
CORPORATE BONDS & NOTES 1.3%
Credit Suisse AG
2.100% due 11/12/2021		$2,700	2,713
3.000% due 10/29/2021		1,700	1,734
6.500% due 08/08/2023 (h)		3,000	3,352
UBS AG 7.625% due 08/17/2022 (h)		1,300	1,466

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

UBS Group AG 3.126% due 08/13/2030 ●		2,700	2,750
			12,015
SOVEREIGN ISSUES 0.0%
Switzerland Government International Bond 3.500% due 04/08/2033	CHF	300	471
Total Switzerland (Cost $12,057)			12,486
UNITED ARAB EMIRATES 0.3%
CORPORATE BONDS & NOTES 0.1%
First Abu Dhabi Bank PJSC 2.250% due 02/11/2020		$900	900
SOVEREIGN ISSUES 0.2%
Emirate of Abu Dhabi Government International Bond 3.125% due 10/11/2027		1,500	1,574
Total United Arab Emirates (Cost $2,394)			2,474
UNITED KINGDOM 11.5%
CORPORATE BONDS & NOTES 7.0%
Barclays Bank PLC
7.625% due 11/21/2022 (h)		$6,100	6,859
10.000% due 05/21/2021	GBP	700	1,033
Barclays PLC
3.650% due 03/16/2025		$1,900	1,984
4.338% due 05/16/2024 ●		1,500	1,581
4.375% due 01/12/2026		1,000	1,083
8.000% due 12/15/2020 ●(g)(h)	EUR	500	599
8.000% due 06/15/2024 ●(g)(h)		$2,000	2,239
Clydesdale Bank PLC 2.250% due 04/21/2020	GBP	1,100	1,462
Co-operative Group Holdings Ltd. 6.875% due 07/08/2020 þ		700	953
FCE Bank PLC
0.097% due 08/26/2020 ●	EUR	200	224
0.869% due 09/13/2021		500	564
1.660% due 02/11/2021		300	342
Frontier Finance PLC 8.000% due 03/23/2022	GBP	2,600	3,542
HSBC Holdings PLC
2.537% (US0003M + 0.650%) due 09/11/2021 ~		$2,200	2,205
3.267% (US0003M + 1.380%) due 09/12/2026 ~		2,200	2,229
3.973% due 05/22/2030 ●		1,900	2,048
4.041% due 03/13/2028 ●		900	963
4.292% due 09/12/2026 ●		2,200	2,378
6.500% due 03/23/2028 ●(g)(h)		700	771
6.750% due 09/11/2028	GBP	1,000	1,748
Lloyds Bank Corporate Markets PLC 1.750% due 07/11/2024		1,200	1,604
Lloyds Bank PLC
4.875% due 03/30/2027		800	1,312
5.125% due 03/07/2025		1,600	2,523
Lloyds Banking Group PLC 4.582% due 12/10/2025		$1,100	1,191
Nationwide Building Society
3.622% due 04/26/2023 ●		500	514
3.766% due 03/08/2024 ●		800	828
RAC Bond Co. PLC 4.870% due 05/06/2046	GBP	300	395
Reckitt Benckiser Treasury Services PLC 2.495% (US0003M + 0.560%) due 06/24/2022 ~		$700	702
Royal Bank of Scotland Group PLC
3.380% (US0003M + 1.470%) due 05/15/2023 ~		2,000	2,023
3.498% due 05/15/2023 ●		1,900	1,946
3.875% due 09/12/2023		500	524
4.269% due 03/22/2025 ●		200	212
5.076% due 01/27/2030 ●		2,200	2,530
7.500% due 08/10/2020 ●(g)(h)		2,400	2,457
8.625% due 08/15/2021 ●(g)(h)		2,300	2,491
Santander UK Group Holdings PLC
2.875% due 08/05/2021		1,600	1,617
4.750% due 09/15/2025		1,300	1,399
4.796% due 11/15/2024 ●		2,100	2,267
6.750% due 06/24/2024 ●(g)(h)	GBP	1,400	2,046
7.375% due 06/24/2022 ●(g)(h)		800	1,158
Tesco PLC 6.125% due 02/24/2022		175	255

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

Tesco Property Finance PLC 5.411% due 07/13/2044	573	964
Virgin Media Secured Finance PLC 5.000% due 04/15/2027	700	985
		66,750
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.4%
Aggregator of Loans Backed by Assets PLC 1.956% due 04/24/2049	1,599	2,121
Eurohome UK Mortgages PLC 0.948% due 06/15/2044 ●	1,207	1,554
Eurosail PLC
0.945% due 06/10/2044 ●	27	36
1.729% due 06/13/2045 ●	991	1,305
Finsbury Square PLC 1.729% due 09/12/2068 ●	1,842	2,447
Harben Finance PLC 1.602% due 08/20/2056 ●	1,463	1,940
Hawksmoor Mortgages 1.761% due 05/25/2053 ●	3,642	4,836
Lanark Master Issuer PLC 1.607% due 12/22/2069 ●	1,560	2,075
Newgate Funding PLC
1.798% due 12/15/2050 ●	478	605
2.048% due 12/15/2050 ●	239	306
Residential Mortgage Securities PLC
1.748% due 12/20/2046 ●	751	997
1.998% due 09/20/2065 ●	1,528	2,040
Resloc UK PLC 0.958% due 12/15/2043 ●	1,403	1,762
Ripon Mortgages PLC 1.602% due 08/20/2056 ●	3,867	5,129
Stanlington PLC 1.779% due 06/12/2046 ●	2,614	3,467
Towd Point Mortgage Funding 0.000% due 07/20/2045 ●	4,400	5,828
Towd Point Mortgage Funding PLC 1.820% due 10/20/2051 ●	2,578	3,435
Twin Bridges PLC 1.559% due 09/12/2044 ●	606	801
Uropa Securities PLC
0.985% due 06/10/2059 ●	293	375
1.135% due 06/10/2059 ●	72	88
1.335% due 06/10/2059 ●	56	69
1.535% due 06/10/2059 ●	59	73
		41,289
	SHARES
PREFERRED SECURITIES 0.1%
Nationwide Building Society 10.250% ~	2,750	605
Total United Kingdom (Cost $105,312)		108,644
	PRINCIPAL AMOUNT (000s)
UNITED STATES 75.2%
ASSET-BACKED SECURITIES 8.0%
ACE Securities Corp. Home Equity Loan Trust 2.692% due 08/25/2035 ●	1,600	1,596
Amortizing Residential Collateral Trust 2.492% due 10/25/2031 ●	4	4
AMRESCO Residential Securities Corp. Mortgage Loan Trust 2.732% due 06/25/2029 ●	8	8
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.152% due 10/25/2035 ●	507	508
2.172% due 02/25/2036 ●	1,249	1,042
Asset-Backed Securities Corp. Home Equity Loan Trust 2.865% due 09/15/2033 ●	3,096	3,099
Bayview Koitere Fund Trust 3.967% due 07/28/2033 þ	157	157
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ	1,188	1,189
Bear Stearns Asset-Backed Securities Trust 2.452% due 10/25/2032 ●	1	1

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

Citigroup Mortgage Loan Trust
1.952% due 12/25/2036 ●	580	403
1.972% due 01/25/2037 ●	2,477	1,886
2.052% due 03/25/2036 ●	1,427	1,369
Citigroup Mortgage Loan Trust, Inc. 2.452% due 07/25/2035 ●	2,400	2,374
Countrywide Asset-Backed Certificates
1.922% due 12/25/2036 ^●	877	827
1.932% due 06/25/2037 ●	723	679
1.932% due 06/25/2047 ^●	708	650
1.992% due 06/25/2037 ^●	1,971	1,911
2.292% due 02/25/2036 ●	1,741	1,734
Countrywide Asset-Backed Certificates Trust
1.982% due 06/25/2047 ●	791	786
2.532% due 08/25/2047 ●	522	517
Credit Suisse First Boston Mortgage Securities Corp. 2.412% due 01/25/2032 ●	4	4
EMC Mortgage Loan Trust 2.692% due 05/25/2043 ●	56	56
First Franklin Mortgage Loan Trust
1.907% due 07/25/2036 ●	1,896	1,803
2.737% due 03/25/2035 ●	1,500	1,501
GSAMP Trust
2.032% due 09/25/2036 ●	3,951	1,949
2.042% due 05/25/2046 ●	2,147	2,038
2.052% due 02/25/2046 ●	94	91
2.662% due 11/25/2034 ●	551	548
Home Equity Mortgage Trust 6.000% due 01/25/2037 ^þ	118	66
MASTR Asset-Backed Securities Trust
2.032% due 06/25/2036 ●	4,104	2,412
2.292% due 10/25/2035 ^●	1,126	1,091
MASTR Specialized Loan Trust 2.162% due 01/25/2037 ●	1,141	638
Merrill Lynch Mortgage Investors Trust
2.122% due 07/25/2036 ●	4,609	4,400
2.512% due 05/25/2036 ●	42	41
Morgan Stanley ABS Capital, Inc. Trust
1.917% due 07/25/2036 ●	238	211
1.922% due 01/25/2037 ●	2,193	1,333
1.932% due 05/25/2037 ●	2,045	1,604
2.032% due 06/25/2036 ●	1,885	1,334
2.722% due 02/25/2035 ●	2,866	2,785
2.752% due 09/25/2034 ●	2,117	2,124
Morgan Stanley Home Equity Loan Trust 2.022% due 04/25/2037 ●	1,656	1,102
Morgan Stanley Mortgage Loan Trust 5.919% due 09/25/2046 ^þ	2,005	862
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 2.082% due 03/25/2036 ●	1,700	1,677
NovaStar Mortgage Funding Trust
1.922% due 03/25/2037 ●	1,440	1,061
2.332% due 05/25/2036 ●	2,800	2,646
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ	549	281
5.731% due 11/25/2036 þ	2,008	1,077
Residential Asset Mortgage Products Trust 2.352% due 06/25/2032 ●	3	3
Residential Asset Securities Corp. Trust
2.042% due 11/25/2036 ^●	5,518	5,296
2.587% due 01/25/2035 ●	76	76
Saxon Asset Securities Trust 2.102% due 09/25/2037 ●	2,015	1,943
Soundview Home Loan Trust
2.042% due 11/25/2036 ●	2,300	2,177
2.072% due 05/25/2036 ●	1,000	981
2.742% due 10/25/2037 ●	1,866	1,580
Specialty Underwriting & Residential Finance Trust
1.942% due 06/25/2037 ●	439	287
2.542% due 06/25/2036 ●	183	184
Structured Asset Investment Loan Trust
1.965% due 07/25/2036 ●	1,397	964
2.472% due 01/25/2033 ●	1,083	1,084
2.692% due 09/25/2034 ●	106	104
Structured Asset Securities Corp. 2.542% due 02/25/2035 ●	3,410	3,357
Terwin Mortgage Trust 2.732% due 11/25/2033 ●	40	39
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031	2,400	2,438
		75,988
CORPORATE BONDS & NOTES 13.8%
AbbVie, Inc. 3.750% due 11/14/2023	2,200	2,315

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

AIG Global Funding 2.300% due 07/01/2022		2,600	2,614
Air Lease Corp. 3.500% due 01/15/2022		2,300	2,363
Ally Financial, Inc. 8.000% due 03/15/2020		100	101
American Honda Finance Corp. 2.360% (US0003M + 0.450%) due 02/15/2022 ~		500	502
American International Group, Inc. 3.900% due 04/01/2026		1,000	1,072
American Tower Corp.
2.250% due 01/15/2022		800	802
2.800% due 06/01/2020		400	401
3.450% due 09/15/2021		2,000	2,046
Anheuser-Busch InBev Finance, Inc. 3.700% due 02/01/2024		1,900	2,016
AT&T, Inc.
1.800% due 09/05/2026	EUR	1,700	2,042
2.657% (US0003M + 0.750%) due 06/01/2021 ~		$700	704
2.951% (US0003M + 0.950%) due 07/15/2021 ~		1,900	1,919
3.067% (US0003M + 1.180%) due 06/12/2024 ~		1,100	1,120
Baker Hughes a GE Co. LLC 2.773% due 12/15/2022		500	510
Bayer U.S. Finance LLC
2.577% (US0003M + 0.630%) due 06/25/2021 ~		900	903
2.904% (US0003M + 1.010%) due 12/15/2023 ~		800	805
4.250% due 12/15/2025		400	432
4.375% due 12/15/2028		400	436
BP Capital Markets America, Inc. 3.790% due 02/06/2024		1,300	1,383
Bristol-Myers Squibb Co. 3.250% due 08/15/2022		2,600	2,686
British Airways Pass-Through Trust 3.350% due 12/15/2030		2,700	2,784
Broadcom Corp. 3.000% due 01/15/2022		4,400	4,465
Campbell Soup Co.
2.394% (US0003M + 0.500%) due 03/16/2020 ~		200	200
3.300% due 03/15/2021		300	304
3.650% due 03/15/2023		600	625
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023		300	311
Charter Communications Operating LLC
3.750% due 02/15/2028		1,900	1,970
5.125% due 07/01/2049		400	435
6.384% due 10/23/2035		500	631
CNH Industrial Capital LLC 4.375% due 11/06/2020		900	916
Conagra Brands, Inc.
2.512% (US0003M + 0.500%) due 10/09/2020 ~		800	801
3.800% due 10/22/2021		1,100	1,135
Continental Resources, Inc. 4.375% due 01/15/2028		400	426
Crown Castle International Corp. 3.400% due 02/15/2021		1,100	1,115
CVS Health Corp.
3.350% due 03/09/2021		213	217
3.700% due 03/09/2023		1,800	1,875
D.R. Horton, Inc. 4.375% due 09/15/2022		400	419
Dell International LLC 4.420% due 06/15/2021		1,500	1,544
Delta Air Lines, Inc. 2.875% due 03/13/2020		500	500
Discover Bank 4.650% due 09/13/2028		2,100	2,366
Discovery Communications LLC
2.800% due 06/15/2020		200	200
2.950% due 03/20/2023		2,000	2,038
Dominion Energy Gas Holdings LLC 2.494% (US0003M + 0.600%) due 06/15/2021 ~		600	602
Duke Energy Corp.
2.400% due 08/15/2022		1,500	1,515
2.409% (US0003M + 0.500%) due 05/14/2021 ~		800	803
EQT Corp. 2.679% (US0003M + 0.770%) due 10/01/2020 ~		1,900	1,895
Equifax, Inc. 2.780% (US0003M + 0.870%) due 08/15/2021 ~		400	402
Fidelity National Information Services, Inc. 0.750% due 05/21/2023	EUR	600	687
Fiserv, Inc. 3.200% due 07/01/2026		$2,300	2,382
Ford Motor Credit Co. LLC
0.000% due 12/01/2021 ●	EUR	300	330
0.025% due 12/07/2022 ●		200	217
0.032% due 05/14/2021 ●		100	111

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

2.681% due 01/09/2020		$1,800	1,800
3.200% due 01/15/2021		500	503
Fox Corp. 3.666% due 01/25/2022		600	620
GATX Corp. 2.611% (US0003M + 0.720%) due 11/05/2021 ~		500	502
General Electric Co. 0.375% due 05/17/2022	EUR	1,500	1,685
General Mills, Inc.
2.541% (US0003M + 0.540%) due 04/16/2021 ~		$200	201
3.200% due 04/16/2021		100	102
General Motors Financial Co., Inc. 2.862% (US0003M + 0.850%) due 04/09/2021 ~		100	100
GLP Capital LP 5.300% due 01/15/2029		1,400	1,558
Harley-Davidson Financial Services, Inc. 2.847% (US0003M + 0.940%) due 03/02/2021 ~		1,500	1,509
Hewlett Packard Enterprise Co. 2.763% (US0003M + 0.720%) due 10/05/2021 ~		1,700	1,700
Jackson National Life Global Funding 2.375% due 09/15/2022		2,600	2,624
Kilroy Realty LP 3.450% due 12/15/2024		200	208
Kinder Morgan, Inc. 5.000% due 02/15/2021		900	927
Komatsu Finance America, Inc. 2.437% due 09/11/2022		900	904
Kraft Heinz Foods Co. 2.471% (US0003M + 0.570%) due 02/10/2021 ~		1,200	1,202
L3Harris Technologies, Inc. 2.416% (US0003M + 0.480%) due 04/30/2020 ~		1,200	1,201
MassMutual Global Funding 2.250% due 07/01/2022		2,600	2,620
McDonald’s Corp. 2.366% (US0003M + 0.430%) due 10/28/2021 ~		500	502
Metropolitan Life Global Funding 2.400% due 06/17/2022		2,100	2,122
Micron Technology, Inc. 4.185% due 02/15/2027		700	749
Mid-America Apartments LP 4.200% due 06/15/2028		1,000	1,103
Morgan Stanley 2.451% (US0003M + 0.550%) due 02/10/2021 ~		1,500	1,501
MPT Operating Partnership LP 2.550% due 12/05/2023	GBP	1,500	2,025
MUFG Union Bank N.A. 2.252% (SOFRRATE + 0.710%) due 12/09/2022 ~		$1,700	1,705
National Rural Utilities Cooperative Finance Corp. 2.300% due 09/15/2022		2,400	2,421
Navient Corp.
5.000% due 10/26/2020		300	305
8.000% due 03/25/2020		50	51
Nissan Motor Acceptance Corp. 2.650% due 07/13/2022		300	301
Northwell Healthcare, Inc. 4.260% due 11/01/2047		800	859
Occidental Petroleum Corp. 2.900% due 08/15/2024		2,800	2,846
ONEOK, Inc. 4.550% due 07/15/2028		200	220
Reliance Standard Life Global Funding 2.625% due 07/22/2022		2,500	2,535
Rockwell Collins, Inc. 2.800% due 03/15/2022		1,000	1,017
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		700	720
6.250% due 03/15/2022		400	430
San Diego Gas & Electric Co. 3.600% due 09/01/2023		300	314
Sempra Energy 2.344% (US0003M + 0.450%) due 03/15/2021 ~		800	800
Southern Co. 2.950% due 07/01/2023		1,500	1,539
Southern Co. Gas Capital Corp. 2.450% due 10/01/2023		100	101
Spectra Energy Partners LP 2.592% (US0003M + 0.700%) due 06/05/2020 ~		300	301
Spirit AeroSystems, Inc.
2.694% (US0003M + 0.800%) due 06/15/2021 ~		100	100
3.950% due 06/15/2023		2,400	2,474
Spirit Realty LP 4.000% due 07/15/2029		600	632
Springleaf Finance Corp. 8.250% due 12/15/2020		300	315
Sprint Communications, Inc. 7.000% due 03/01/2020		3,200	3,221

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

Sprint Spectrum Co. LLC
3.360% due 03/20/2023	263	265
4.738% due 09/20/2029	400	425
Sunoco Logistics Partners Operations LP 4.650% due 02/15/2022	700	730
Tech Data Corp. 3.700% due 02/15/2022	600	613
Textron, Inc. 2.451% (US0003M + 0.550%) due 11/10/2020 ~	1,300	1,300
Time Warner Cable LLC 5.000% due 02/01/2020	900	902
TTX Co. 2.600% due 06/15/2020	300	301
Verizon Communications, Inc.
4.016% due 12/03/2029	712	796
4.329% due 09/21/2028	496	563
Volkswagen Group of America Finance LLC 4.000% due 11/12/2021	2,300	2,379
Wells Fargo & Co.
2.500% due 03/04/2021	600	604
3.046% (US0003M + 1.110%) due 01/24/2023 ~	1,800	1,824
3.157% (US0003M + 1.230%) due 10/31/2023 ~	2,700	2,749
Wells Fargo Bank N.A. 3.550% due 08/14/2023	2,200	2,306
Zimmer Biomet Holdings, Inc. 3.150% due 04/01/2022	2,847	2,906
		131,231
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
CenturyLink, Inc. 4.549% (LIBOR03M + 2.750%) due 01/31/2025 ~	882	887
Charter Communications Operating LLC 3.550% (LIBOR03M + 1.750%) due 02/01/2027 ~	1,255	1,265
Hilton Worldwide Finance LLC 3.542% (LIBOR03M + 1.750%) due 06/22/2026 ~	571	576
		2,728
MUNICIPAL BONDS & NOTES 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010 7.334% due 02/15/2028	800	1,020
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	396	546
		1,566
NON-AGENCY MORTGAGE-BACKED SECURITIES 6.0%
American Home Mortgage Assets Trust 1.982% due 05/25/2046 ^●	164	149
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ	1,589	1,545
Banc of America Mortgage Trust 4.664% due 06/25/2035 ~	79	76
BCAP LLC Trust 3.066% due 01/26/2047 ●	27	25
Bear Stearns Adjustable Rate Mortgage Trust
3.439% due 05/25/2034 ~	6	5
3.937% due 09/25/2034 ~	52	53
3.971% due 08/25/2033 ~	4	4
4.224% due 10/25/2033 ~	4	4
4.333% due 05/25/2047 ^~	125	122
4.378% due 11/25/2034 ~	3	3
4.693% due 05/25/2034 ~	10	10
Bear Stearns ALT-A Trust
1.952% due 02/25/2034 ●	33	32
3.874% due 11/25/2035 ^~	279	245
3.962% due 08/25/2036 ^~	123	87
4.413% due 05/25/2035 ~	8	8
Bear Stearns Structured Products, Inc. Trust 4.001% due 01/26/2036 ^~	61	54
Chase Mortgage Finance Trust 3.797% due 07/25/2037 ~	72	65
Chevy Chase Funding LLC Mortgage-Backed Certificates 1.942% due 01/25/2036 ●	1,583	1,523
Citigroup Mortgage Loan Trust
1.848% due 08/25/2036 ●	5,374	2,623
4.169% due 09/25/2037 ^~	141	139
Citigroup Mortgage Loan Trust, Inc. 4.416% due 08/25/2035 ^~	1,139	1,064
Commercial Mortgage Trust 1.340% due 01/10/2046 ~(a)	2,937	97
Countrywide Alternative Loan Trust
1.975% due 07/20/2046 ^●	150	112
2.002% due 07/25/2046 ^●	1,390	1,294

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

2.072% due 02/25/2037 ●	210	196
2.122% due 09/25/2035 ●	1,045	856
2.142% due 05/25/2037 ^●	109	49
3.489% due 11/25/2047 ^●	710	637
3.601% due 11/25/2035 ^~	139	133
4.242% due 02/25/2037 ^~	36	36
5.250% due 06/25/2035 ^	13	13
5.704% due 11/25/2035 ●	27	26
6.250% due 12/25/2036	2,758	1,879
6.250% due 08/25/2037 ^	24	21
6.500% due 06/25/2036 ^	52	39
6.784% due 11/25/2035 ●	9	9
Countrywide Home Loan Mortgage Pass-Through Trust
1.992% due 04/25/2046 ●	275	264
2.062% due 04/25/2046 ●	3,872	1,655
2.552% due 09/25/2034 ●	18	18
3.878% due 08/25/2034 ^~	2	2
4.171% due 08/25/2034 ^~	12	12
4.177% due 04/20/2035 ~	1	1
6.000% due 07/25/2036	1,389	1,148
Countrywide Home Loan Reperforming REMIC Trust 2.132% due 06/25/2035 ●	77	74
Credit Suisse First Boston Mortgage Securities Corp. 6.500% due 04/25/2033	2	2
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.579% due 04/25/2037 ^~	163	77
DBUBS Mortgage Trust
0.308% due 11/10/2046 ~(a)	900	2
0.700% due 11/10/2046 ~(a)	437	1
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 1.932% due 07/25/2047 ●	514	494
GreenPoint Mortgage Funding Trust 2.332% due 11/25/2045 ●	8	7
GS Mortgage Securities Corp. 1.502% due 02/10/2046 ~(a)	2,261	87
GS Mortgage Securities Trust 1.948% due 11/10/2045 ~(a)	1,758	79
GSC Capital Corp. Mortgage Trust 1.972% due 05/25/2036 ^●	1,758	1,662
GSMPS Mortgage Loan Trust 2.142% due 01/25/2036 ●	2,368	2,074
GSR Mortgage Loan Trust
3.777% due 06/25/2034 ~	9	9
4.300% due 03/25/2033 ●	5	5
4.302% due 01/25/2035 ~	16	17
HarborView Mortgage Loan Trust
2.105% due 06/20/2035 ●	20	20
3.089% due 12/19/2036 ^●	90	88
Impac CMB Trust
2.512% due 10/25/2034 ●	491	493
2.792% due 07/25/2033 ●	3	3
IndyMac Mortgage Loan Trust 3.794% due 09/25/2035 ^~	60	56
JPMorgan Mortgage Trust
3.761% due 11/25/2033 ~	4	4
4.091% due 10/25/2035 ~	18	18
6.000% due 06/25/2037	1,976	1,478
JPMorgan Resecuritization Trust 5.450% due 07/27/2037 ~	500	505
Lehman XS Trust 1.997% due 08/25/2046 ●	2,015	2,029
Luminent Mortgage Trust 1.982% due 05/25/2046 ●	1,887	1,732
MASTR Alternative Loan Trust
2.192% due 03/25/2036 ^●	44	7
6.000% due 02/25/2036	745	584
Merrill Lynch Mortgage Investors Trust
3.996% due 02/25/2036 ~	84	85
4.027% due 02/25/2033 ~	6	6
4.148% due 02/25/2036 ~	22	22
4.870% due 05/25/2033 ~	13	13
Morgan Stanley Mortgage Loan Trust 5.701% due 02/25/2047 þ	213	134
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	3,118	3,121
OBX Trust 2.442% due 06/25/2057 ●	1,001	998
Residential Accredit Loans, Inc. Trust
1.972% due 06/25/2046 ●	322	125
3.255% due 10/25/2037 ~	532	502
3.739% due 08/25/2035 ●	229	222
6.250% due 02/25/2037	2,338	2,168
Residential Asset Securitization Trust
2.192% due 01/25/2046 ^●	57	25
5.750% due 02/25/2036	1,178	1,169

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

Residential Funding Mortgage Securities, Inc. Trust 6.500% due 03/25/2032	1	1
Sequoia Mortgage Trust
1.965% due 07/20/2036 ●	189	185
2.115% due 07/20/2033 ●	36	36
Structured Adjustable Rate Mortgage Loan Trust
4.241% due 08/25/2035 ~	122	124
4.373% due 04/25/2034 ~	12	12
4.374% due 09/25/2035 ~	158	155
4.389% due 02/25/2034 ~	6	6
Structured Asset Mortgage Investments Trust
1.912% due 08/25/2036 ●	1,623	1,531
2.002% due 05/25/2036 ●	62	59
2.012% due 05/25/2036 ●	145	140
2.012% due 09/25/2047 ●	256	253
2.344% due 07/19/2034 ●	6	6
Structured Asset Securities Corp. 2.072% due 01/25/2036 ●	1,467	1,366
Structured Asset Securities Corp. Mortgage Loan Trust 2.082% due 10/25/2036 ●	824	735
TBW Mortgage-Backed Trust 5.630% due 01/25/2037 ^þ	208	108
Thornburg Mortgage Securities Trust
3.042% due 06/25/2037 ^●	94	90
3.202% due 06/25/2037 ●	173	166
3.252% due 06/25/2047 ^●	85	80
4.049% due 09/25/2037 ~	11	11
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~	10,340	10,406
WaMu Mortgage Pass-Through Certificates Trust
2.102% due 01/25/2045 ●	21	20
2.152% due 10/25/2045 ●	1,099	1,089
2.350% due 02/27/2034 ●	15	15
2.372% due 07/25/2045 ●	528	524
3.337% due 12/25/2036 ^~	510	489
3.748% due 12/25/2035 ~	242	242
3.864% due 09/25/2036 ~	230	221
4.666% due 06/25/2033 ~	4	4
Washington Mutual Mortgage Pass-Through Certificates Trust
3.179% due 07/25/2046 ^●	44	32
6.500% due 03/25/2036	2,170	1,714
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	85	83
6.000% due 06/25/2037 ^	199	202
Wells Fargo-RBS Commercial Mortgage Trust 1.193% due 03/15/2045 ~(a)	4,685	145
		56,780
	SHARES
PREFERRED SECURITIES 0.1%
Bank of America Corp. 5.875% due 03/15/2028 ●(g)	1,200,000	1,332
	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 42.7%
Fannie Mae
2.192% due 06/25/2036 ●	39	39
3.500% due 01/01/2059	3,881	4,082
3.517% due 12/01/2034 ●	15	15
4.295% due 06/01/2021	2,884	2,967
4.537% due 11/01/2034 ●	33	35
6.000% due 04/25/2043 - 07/25/2044	91	103
6.500% due 11/25/2042	92	104
Freddie Mac
0.979% due 11/25/2022 ~(a)	3,068	71
2.131% due 01/15/2038 ●	526	523
2.340% due 12/15/2037 ●	13	13
2.500% due 01/15/2038 ~(a)	526	36
3.439% due 10/25/2044 ●	77	78
3.500% due 07/01/2048	6,704	6,911
Ginnie Mae
2.624% due 07/20/2066 - 11/20/2066 ●	4,826	4,868
3.250% (H15T1Y + 1.500%) due 07/20/2022 - 09/20/2026 ~	10	11
3.875% due 05/20/2028 - 06/20/2030 ●	17	18
4.000% due 01/20/2030 ●	4	5
4.125% due 11/20/2026 - 12/20/2026 ●	6	5
6.000% due 08/20/2034	371	415

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

NCUA Guaranteed Notes 2.273% due 12/08/2020 ●		566	566
Small Business Administration 5.600% due 09/01/2028		130	140
Uniform Mortgage-Backed Security
3.000% due 10/01/2049		2,584	2,649
3.500% due 10/01/2034 - 05/01/2049		7,496	7,810
4.000% due 06/01/2048 - 03/01/2049		2,684	2,795
Uniform Mortgage-Backed Security, TBA
2.500% due 02/01/2050		3,600	3,556
3.000% due 02/01/2050		75,700	76,682
3.500% due 02/01/2035 - 02/01/2050		126,400	129,955
4.000% due 01/01/2050 - 02/01/2050		141,200	146,843
4.500% due 02/01/2050		12,600	13,273
			404,568
U.S. TREASURY OBLIGATIONS 4.1%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2022 (o)		455	455
0.375% due 07/15/2025 (m)		3,256	3,323
0.375% due 07/15/2027 (m)(o)		3,893	3,972
0.500% due 01/15/2028 (k)(m)		12,207	12,526
0.750% due 02/15/2045 (o)		55	57
1.000% due 02/15/2048 (k)		5,427	6,010
1.375% due 01/15/2020 (o)		238	238
1.375% due 02/15/2044 (o)		1,546	1,824
1.750% due 01/15/2028 (m)(o)		860	966
2.375% due 01/15/2025 (o)		68	76
2.375% due 01/15/2027 (o)		383	442
2.500% due 01/15/2029 (m)(o)		2,877	3,468
3.875% due 04/15/2029 (m)(o)		2,348	3,134
U.S. Treasury Notes
1.125% due 06/30/2021 (o)		300	298
1.750% due 10/31/2020 (o)		800	800
1.875% due 08/31/2022 (o)		100	101
2.000% due 11/30/2020 (o)		700	702
2.625% due 06/15/2021 (o)		600	609
			39,001
Total United States (Cost $701,207)			713,194
SHORT-TERM INSTRUMENTS 2.9%
COMMERCIAL PAPER 0.3%
Nomura Bank International PLC 0.061% due 04/16/2020	EUR	2,700	3,031
REPURCHASE AGREEMENTS (j) 1.4%			12,841
ARGENTINA TREASURY BILLS 0.0%
47.840% due 05/13/2020 (c)(d)	ARS	390	5
CZECH REPUBLIC TREASURY BILLS 0.1%
(0.101)% due 01/10/2020 (d)(e)	CZK	21,000	926
JAPAN TREASURY BILLS 0.1%
(0.450)% due 01/10/2020 (d)(e)	JPY	100,000	920
MEXICO TREASURY BILLS 0.4%
7.359% due 01/09/2020 - 01/30/2020 (c)(d)	MXN	78,300	4,125
SOUTH AFRICA TREASURY BILLS 0.6%
7.284% due 01/15/2020 (d)(e)	ZAR	76,600	5,469
U.S. TREASURY BILLS 0.0%
1.540% due 01/23/2020 (d)(e)(o)		$83	83

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

Total Short-Term Instruments (Cost $26,994)		27,400
Total Investments in Securities (Cost $1,280,132)		1,308,600
	SHARES
INVESTMENTS IN AFFILIATES 7.6%
SHORT-TERM INSTRUMENTS 7.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.6%
PIMCO Short Asset Portfolio	5,531,815	55,075
PIMCO Short-Term Floating NAV Portfolio III	1,717,591	16,992
Total Short-Term Instruments (Cost $72,194)		72,067
Total Investments in Affiliates (Cost $72,194)		72,067
Total Investments 145.6% (Cost $1,352,326)		$1,380,667
Financial Derivative Instruments (l)(n) (0.4)%(Cost or Premiums, net $(1,255))		(4,096)
Other Assets and Liabilities, net (45.2)%		(428,001)
Net Assets 100.0%		$948,570

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Export-Import Bank of India	2.981%	03/28/2022	12/19/2019	$694	$703	0.07%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020		$2,401	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(2,454)	$2,401	$2,401
TDL	0.650	12/04/2019	01/22/2020	GBP	7,882	United Kingdom Gilt 1.750% due 01/22/2049	(10,285)	10,440	10,446
Total Repurchase Agreements							$(12,739)	$12,841	$12,847

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BPS	(0.350)%	11/26/2019	02/27/2020	EUR	(12,584)	$(14,110)
BSN	1.790	11/01/2019	01/10/2020		$(3,531)	(3,542)
CEW	(0.300)	12/17/2019	02/27/2020	EUR	(1,795)	(2,014)
	(0.250)	12/17/2019	02/27/2020		(15,284)	(17,142)
IND	(0.330)	11/26/2019	02/27/2020		(9,688)	(10,863)
	(0.280)	11/13/2019	02/27/2020		(5,278)	(5,918)
RCY	1.910	12/19/2019	01/16/2020		$(6,130)	(6,134)
Total Reverse Repurchase Agreements						$(59,723)

SHORT SALES:
Description	Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales(3)
Canada (1.5)%
Sovereign Issues (1.5)%
Canada Government Bond	2.750%	12/01/2048	CAD	15,300	$(14,587)	$(14,442)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

United Kingdom (1.1)%
Sovereign Issues (1.1)%
United Kingdom Gilt	1.750%	01/22/2049	GBP	7,000	(10,150)	(10,284)
Total Short Sales (2.6)%					$(24,737)	$(24,726)

(k)	Securities with an aggregate market value of $58,773 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(24,514) at a weighted average interest rate of 1.097%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Payable for short sales includes $102 of accrued interest.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note March 2020 Futures	$104.625	02/21/2020	4	$8	$0	$0
Put - CBOT U.S. Treasury 2-Year Note March 2020 Futures	104.875	02/21/2020	196	392	2	0
Put - CBOT U.S. Treasury 2-Year Note March 2020 Futures	105.000	02/21/2020	23	46	0	0
Put - CBOT U.S. Treasury 2-Year Note March 2020 Futures	105.250	02/21/2020	6	12	0	0
Put - CBOT U.S. Treasury 2-Year Note March 2020 Futures	106.500	02/21/2020	2	4	0	0
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	111.000	02/21/2020	1,643	1,643	14	2
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	113.500	02/21/2020	167	167	2	0
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	113.750	02/21/2020	29	29	0	0
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	117.000	02/21/2020	13	13	0	0
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	117.500	02/21/2020	137	137	1	0
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	118.000	02/21/2020	85	85	1	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	141.500	02/21/2020	294	294	3	1
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	143.000	02/21/2020	28	28	0	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	143.500	02/21/2020	44	44	0	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	145.000	02/21/2020	6	6	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond March 2020 Futures	125.000	02/21/2020	129	129	1	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond March 2020 Futures	237.000	02/21/2020	1	1	0	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond March 2020 Futures	240.000	02/21/2020	7	7	0	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond March 2020 Futures	245.000	02/21/2020	46	46	0	0
Call - CME 90-Day Eurodollar June 2022 Futures	99.750	06/13/2022	73	183	17	8
Call - CME 90-Day Eurodollar March 2022 Futures	99.750	03/14/2022	39	98	8	4
Total Purchased Options					$49	$15

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February 2020 Futures	$127.000	01/24/2020	57	$57	$(10)	$(5)
Put - CBOT U.S. Treasury 10-Year Note February 2020 Futures	127.500	01/24/2020	30	30	(9)	(6)
Call - CBOT U.S. Treasury 10-Year Note February 2020 Futures	130.000	01/24/2020	57	57	(25)	(5)
Call - CBOT U.S. Treasury 10-Year Note February 2020 Futures	130.500	01/24/2020	30	30	(8)	(1)
Total Written Options					$(52)	$(17)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note March Futures	03/2020	1,138	$91,849	$(633)	$25	$(103)
Australia Government 10-Year Bond March Futures	03/2020	552	55,377	(1,090)	0	(290)
Call Options Strike @ EUR 114.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	662	4	0	0	0
Call Options Strike @ EUR 182.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	4	0	0	0	0
Call Options Strike @ EUR 182.500 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	25	0	0	0	0
Call Options Strike @ EUR 185.500 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	7	0	0	0	0
Call Options Strike @ EUR 187.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	785	9	(1)	0	0
Call Options Strike @ EUR 189.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	23	0	0	0	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

Call Options Strike @ EUR 190.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	423	5	0	0	0
Call Options Strike @ GBP 165.000 United Kingdom Gilt March 2020 Futures (1)	02/2020	109	0	(2)	0	0
Call Options Strike @ GBP 167.000 United Kingdom Gilt March 2020 Futures (1)	02/2020	298	0	(4)	0	0
Euro-Bobl March Futures	03/2020	608	91,135	(263)	0	(246)
Euro-BTP Italy Government Bond March Futures	03/2020	665	99,259	(567)	0	(224)
Euro-Buxl 30-Year Bond March Futures	03/2020	21	4,673	(123)	0	(72)
Japan Government 10-Year Bond March Futures	03/2020	27	37,816	(5)	30	(22)
Put Options Strike @ EUR 102.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	185	2	0	0	0
Put Options Strike @ EUR 103.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	272	3	0	0	0
Put Options Strike @ EUR 129.500 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	608	3	0	0	0
U.S. Treasury 2-Year Note March Futures	03/2020	231	49,781	(28)	11	0
U.S. Treasury 5-Year Note March Futures	03/2020	1,839	218,123	(935)	0	(43)
				$(3,651)	$66	$(1,000)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Canada Government 10-Year Bond March Futures	03/2020	190	$(20,116)	$323	$165	$0
Euro-Bund 10-Year Bond March Futures	03/2020	821	(157,007)	2,386	1,031	0
Euro-OAT France Government 10-Year Bond March Futures	03/2020	412	(75,223)	1,169	485	0
Euro-Schatz March Futures	03/2020	662	(83,097)	75	41	0
U.S. Treasury 10-Year Note March Futures	03/2020	190	(24,400)	(57)	21	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2020	54	(9,809)	331	63	0
United Kingdom Long Gilt March Futures	03/2020	323	(56,210)	571	572	(249)
				$4,798	$2,378	$(249)
Total Futures Contracts				$1,147	$2,444	$(1,249)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
BASF SE	(1.000)%	Quarterly	12/20/2020	0.053%	EUR	400	$(13)	$8	$(5)	$0	$0
Ford Motor Credit Co. LLC	(5.000)	Quarterly	06/20/2022	0.724		$600	(94)	31	(63)	1	0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.055		1,600	(44)	29	(15)	0	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.082	EUR	300	(7)	4	(3)	0	0
							$(158)	$72	$(86)	$1	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.132%	EUR	400	$7	$(3)	$4	$0	$0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	0.892		1,000	2	4	6	0	(1)
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.345		100	3	2	5	0	0
Tesco PLC	1.000	Quarterly	06/20/2022	0.338		200	(1)	5	4	0	0
Tesco PLC	1.000	Quarterly	06/20/2025	0.962		1,000	(33)	36	3	0	(2)
							$(22)	$44	$22	$0	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-32 10-Year Index	(1.000)%	Quarterly	06/20/2029	$500	$0	$(6)	$(6)	$0	$0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

iTraxx Europe Main 31 5-Year Index	(1.000)	Quarterly	06/20/2024	EUR	1,900	(58)	(2)	(60)	1	0
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029		18,100	(141)	(214)	(355)	10	0
iTraxx Europe Main 32 5-Year Index	(1.000)	Quarterly	12/20/2024		1,600	(48)	(3)	(51)	1	0
						$(247)	$(225)	$(472)	$12	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.EM-29 5-Year Index	1.000%	Quarterly	06/20/2023		$4,100	$(78)	$(10)	$(88)	$0	$0
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023		29,500	(1,376)	659	(717)	1	0
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024		400	(14)	4	(10)	0	0
CDX.EM-32 5-Year Index	1.000	Quarterly	12/20/2024		600	(30)	10	(20)	0	0
CDX.IG-32 5-Year Index	1.000	Quarterly	06/20/2024		12,000	238	79	317	0	(1)
CDX.IG-33 5-Year Index	1.000	Quarterly	12/20/2024		10,300	212	59	271	0	(1)
iTraxx Crossover 32 5-Year Index	5.000	Quarterly	12/20/2024	EUR	1,900	281	13	294	0	(2)
						$(767)	$814	$47	$1	$(4)
INTEREST RATE SWAPS -BASIS SWAPS
								Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.117%	Quarterly	03/02/2020	$50,700	$0	$7	$7	$1	$0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.091%	Quarterly	03/18/2022	238,900	(2)	26	24	9	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	48,300	0	8	8	1	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	06/12/2022	9,100	0	6	6	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	06/12/2022	6,900	0	7	7	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	34,300	3	20	23	0	(1)
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.086%	Quarterly	04/12/2023	21,500	0	5	5	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	32,200	0	7	7	0	(1)
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.088%	Quarterly	09/06/2024	31,900	10	(8)	2	0	(1)
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.105%	Quarterly	09/27/2024	22,600	0	(6)	(6)	0	(1)
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.102%	Quarterly	10/04/2024	17,200	0	(4)	(4)	0	(1)
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.088%	Quarterly	05/23/2029	5,700	0	1	1	0	0
					$11	$69	$80	$11	$(5)
INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.905%	Quarterly	12/03/2039	GBP	2,400	$0	$14	$14	$16	$0
Receive(7)	1-Day USD-Federal Funds Rate Compounded-OIS	1.080	Annual	09/15/2021		$38,600	0	250	250	15	0
Receive(7)	1-Day USD-Federal Funds Rate Compounded-OIS	1.304	Annual	09/15/2021		9,900	0	27	27	4	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.673	Annual	04/30/2025		2,000	0	(129)	(129)	3	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.684	Annual	04/30/2025		1,900	0	(123)	(123)	3	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.696	Annual	04/30/2025		1,900	0	(124)	(124)	3	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.710	Annual	04/30/2025		1,900	0	(125)	(125)	3	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.714	Annual	04/30/2025		4,300	0	(287)	(287)	6	0
Pay	3-Month CAD-Bank Bill	2.250	Semi-Annual	06/19/2021	CAD	5,100	23	(8)	15	0	(1)
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		20,400	4	(644)	(640)	0	(141)
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		36,700	561	(1,244)	(683)	0	(261)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		9,800	(64)	866	802	0	(182)
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		4,300	0	224	224	0	(79)
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049		2,700	57	(87)	(30)	0	(49)
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	1,600	(16)	63	47	0	(3)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		$17,000	333	(323)	10	1	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021		20,000	73	7	80	8	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		93,300	(1,343)	(124)	(1,467)	33	0
Receive(7)	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		20,450	0	216	216	16	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		33,600	696	(753)	(57)	29	0
Receive(7)	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		16,900	0	204	204	9	0
Receive(7)	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		20,050	0	268	268	11	0
Receive(7)	3-Month USD-LIBOR	1.360	Semi-Annual	09/17/2024		8,600	0	92	92	5	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		9,300	62	43	105	10	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		15,000	(427)	(703)	(1,130)	29	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		1,100	34	8	42	4	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/18/2029		22,100	2,095	(354)	1,741	0	(69)
Receive(7)	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		5,600	(18)	(180)	(198)	60	0
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027	ZAR	2,700	8	5	13	0	(1)
Receive(7)	6-Month EUR-EURIBOR	0.500	Annual	03/18/2022	EUR	285,300	320	1,125	1,445	89	0
Receive(7)	6-Month EUR-EURIBOR	0.300	Annual	06/17/2022		40,000	2	38	40	16	0
Pay(7)	6-Month EUR-EURIBOR	0.500	Annual	03/18/2025		60,800	(576)	(832)	(1,408)	0	(140)
Pay(7)	6-Month EUR-EURIBOR	0.150	Annual	06/17/2025		46,600	(2)	(226)	(228)	0	(116)
Pay(7)	6-Month EUR-EURIBOR	1.310	Annual	06/19/2029		6,900	229	107	336	0	(23)
Pay(7)	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		99,200	(2,337)	(1,863)	(4,200)	0	(533)
Receive(7)	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		20,900	1,799	732	2,531	322	0
Pay(7)	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		$1,700	1	(21)	(20)	0	(9)
Pay(7)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2022	GBP	23,400	(27)	4	(23)	10	0
Pay(7)	6-Month GBP-LIBOR	0.750	Semi-Annual	06/17/2022		22,700	(7)	(18)	(25)	4	0
Pay(7)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2025		67,200	86	(688)	(602)	0	(95)
Pay(7)	6-Month GBP-LIBOR	1.000	Semi-Annual	06/17/2025		17,800	147	(30)	117	0	(33)
Receive(7)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030		3,500	40	83	123	27	0
Receive(7)	6-Month GBP-LIBOR	1.000	Semi-Annual	06/17/2030		8,500	(33)	72	39	70	0
Pay(7)	6-Month GBP-LIBOR	1.080	Quarterly	12/03/2039		2,400	0	(15)	(15)	0	(18)
Receive(7)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050		1,200	29	123	152	25	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	06/19/2021	JPY	950,000	(6)	7	1	0	(1)
Receive	6-Month JPY-LIBOR	0.200	Semi-Annual	06/19/2029		6,080,000	(599)	120	(479)	0	(54)
Receive	6-Month JPY-LIBOR	0.400	Semi-Annual	06/19/2039		2,160,000	39	(309)	(270)	0	(25)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	06/19/2049		410,000	(28)	(42)	(70)	0	(4)
							$1,155	$(4,554)	$(3,399)	$831	$(1,837)
Total Swap Agreements							$(28)	$(3,780)	$(3,808)	$856	$(1,849)
(m)	Securities with an aggregate market value of $17,310 and cash of $3,789 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	Future styled option.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2020	CAD	58		$44	$0	$(1)
	01/2020	CLP	1,031,084		1,422	50	0
	01/2020	CZK	11,000		481	0	(4)
	01/2020	DKK	219,303		32,526	0	(394)
	01/2020	SEK	270		29	0	0
	01/2020		$1,697	EUR	1,526	16	0
	01/2020		1,977	KRW	2,349,887	57	0
	01/2020		45	MXN	897	2	0
	01/2020	ZAR	40,497		$2,837	0	(50)
	02/2020	PLN	1,689		439	0	(6)
	02/2020		$1,148	AUD	1,678	31	0
	03/2020	RON	4,736	EUR	955	0	(30)
BPS	01/2020	BRL	33,100		$8,212	0	(16)
	01/2020	CLP	1,492		2	0	0
	01/2020	DKK	23,830		3,548	0	(29)
	01/2020	EUR	12,606		14,061	0	(85)
	01/2020	GBP	24,136		31,325	13	(665)
	01/2020	JPY	173,348		1,594	0	(2)
	01/2020	NOK	29,100		3,182	0	(133)
	01/2020	SEK	17,396		1,817	0	(41)
	01/2020		$8,012	BRL	33,100	216	0
	01/2020		118	CHF	116	2	0
	01/2020		2,522	CLP	1,884,438	0	(15)
	01/2020		28,490	EUR	25,563	196	0
	01/2020		11,816	GBP	8,977	78	0
	01/2020		891	KRW	1,060,290	26	0
	01/2020		1,288	NZD	1,970	39	0
	02/2020	AUD	1,567		$1,079	0	(22)
	02/2020	PEN	8,415		2,480	0	(57)
	02/2020	PLN	18,118		4,716	0	(60)
	02/2020		$4,118	TWD	122,907	1	(1)
	03/2020	RON	4,128	EUR	831	0	(27)
	03/2020		$410	KRW	479,958	6	0
	05/2020		12,357	INR	907,869	218	0
	07/2020	BRL	33,800		$8,114	0	(219)
	09/2020	HKD	7,740		985	0	(7)
BRC	01/2020	CLP	766,399		1,016	0	(3)
	01/2020	GBP	1,770		2,341	0	(4)
	01/2020	JPY	868,160		7,941	1	(53)
	01/2020		$1,017	CLP	766,399	3	0
	01/2020		765	NOK	6,860	16	0
	02/2020		618	PLN	2,432	23	0
	03/2020		1,354	KRW	1,605,302	38	0
	04/2020	INR	913,067		$12,586	0	(72)
	09/2020		$10,838	HKD	84,996	56	0
BSH	01/2020	BRL	78,500		$19,807	293	0
	01/2020	MXN	130,269		6,718	0	(148)
	01/2020		$19,476	BRL	78,500	39	0
	05/2020		3,450	MXN	67,669	65	0
CBK	01/2020	BRL	119,525		$29,359	0	(354)
	01/2020	CLP	24,393		32	0	0
	01/2020	COP	7,806,546		2,334	0	(40)
	01/2020	DKK	14,985		2,227	0	(22)
	01/2020	ILS	1,811		522	0	(3)
	01/2020	JPY	3,579,400		32,969	20	0
	01/2020	MXN	7,700		399	0	(8)
	01/2020	NOK	53,781		5,971	0	(155)
	01/2020		$30,471	BRL	119,525	30	(788)
	01/2020		4,255	CLP	3,210,346	42	(27)
	01/2020		791	KRW	939,214	22	0
	01/2020		1,901	MXN	37,223	63	0
	02/2020	CAD	12,683		$9,582	0	(187)
	02/2020	COP	10,786,730		3,178	0	(98)
	02/2020	PEN	62,153		18,314	0	(415)
	02/2020		$17,625	BRL	71,740	193	0
	02/2020		10,403	JPY	1,123,100	0	(45)
	02/2020	ZAR	3,815		$258	0	(14)
	03/2020	IDR	9,331,076		654	0	(16)
	03/2020	RON	4,158	EUR	838	0	(27)
	03/2020		$6,238	COP	21,292,063	210	0
	03/2020		8,973	PEN	30,481	206	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

DUB	03/2020	CNH	15,156		$2,104	0	(70)
	03/2020		$7,934	CNH	56,682	195	0
	03/2020		12,018	IDR	171,783,651	324	0
FBF	01/2020		4	KRW	4,744	0	0
GLM	01/2020	BRL	97,899		$24,288	0	(48)
	01/2020	CLP	405,869		541	1	0
	01/2020	ILS	1,527		440	0	(3)
	01/2020	MXN	8,000		415	0	(8)
	01/2020		$24,722	BRL	97,899	418	(803)
	01/2020		322	CLP	252,851	14	0
	01/2020		50,260	DKK	338,211	508	0
	01/2020		3,960	MXN	79,759	243	0
	02/2020	COP	2,594,162		$764	0	(24)
	02/2020		$2,817	RUB	180,571	79	0
	03/2020	EUR	848	RON	4,124	8	0
	04/2020	DKK	326,886		$48,895	0	(477)
	07/2020	BRL	12,900		3,066	0	(115)
HUS	01/2020		7,534		1,845	0	(28)
	01/2020	CAD	4,448		3,350	0	(76)
	01/2020	CHF	11,078		11,204	0	(249)
	01/2020	CLP	3,434,393		4,745	176	0
	01/2020	CZK	10,000		437	0	(4)
	01/2020	DKK	46,245		6,908	0	(34)
	01/2020	EUR	1,328		1,483	0	(7)
	01/2020	GBP	7,612		9,925	0	(160)
	01/2020	KRW	2,260,818		1,949	0	(7)
	01/2020	MXN	172,487		8,916	0	(181)
	01/2020	NZD	2,262		1,494	0	(29)
	01/2020	RUB	94,296		1,479	0	(38)
	01/2020		$2,936	AUD	4,258	53	0
	01/2020		1,869	BRL	7,534	4	0
	01/2020		600	CLP	470,400	26	0
	01/2020		4,263	GBP	3,193	0	(33)
	01/2020		1,008	KRW	1,200,528	31	0
	01/2020		9,462	RUB	625,457	597	0
	01/2020	ZAR	33,419		$2,341	0	(41)
	02/2020	CAD	1,134		861	0	(12)
	02/2020	CHF	1,056		1,075	0	(19)
	02/2020	JPY	3,384,800		31,054	0	(163)
	02/2020	KRW	7,716,467		6,500	0	(183)
	02/2020	MXN	9,786		513	0	(1)
	02/2020	NZD	5,501		3,649	0	(56)
	02/2020		$2,976	CAD	3,931	52	0
	02/2020		14,372	JPY	1,564,200	57	(3)
	02/2020		7,504	PLN	29,370	238	0
	03/2020	CNH	89,308		$12,540	0	(267)
	03/2020	CNY	5,034		718	0	(3)
	03/2020		$6,487	CNH	45,744	73	0
	03/2020		1,951	KRW	2,260,818	8	0
	04/2020		3,607	DKK	23,930	8	0
	04/2020		12,443	INR	913,067	215	0
	05/2020		8,130	MXN	159,500	154	0
JPM	01/2020	BRL	51,262		$12,440	0	(303)
	01/2020	DKK	16,155		2,396	0	(29)
	01/2020		$12,718	BRL	51,262	25	0
	01/2020		552	EUR	497	6	0
	01/2020		6,084	MXN	122,277	365	0
	02/2020	PLN	11,928		$3,111	0	(33)
	05/2020	INR	453,544		6,294	12	0
MYI	01/2020	AUD	2,620		1,799	0	(40)
	01/2020	DKK	18,700		2,778	0	(29)
	01/2020	EUR	179,673		198,666	0	(2,961)
	01/2020	SEK	1,082		114	0	(1)
	01/2020		$6,359	CAD	8,451	150	0
	01/2020		6,107	JPY	663,760	4	0
	01/2020		7,453	NOK	67,131	194	0
	02/2020	CHF	621		$634	0	(10)
	02/2020	NZD	1,866		1,193	0	(64)
	03/2020	RON	4,165	EUR	838	0	(28)
	06/2021		$65		51	0	(6)
NGF	03/2020	TWD	122,760		$4,058	0	(70)
RBC	02/2020		$757	CAD	1,002	15	0
RYL	01/2020	CLP	1,251,275		$1,643	0	(21)
	01/2020		$1,673	CLP	1,274,038	22	0
	01/2020		3,599	DKK	24,050	11	0
	01/2020		2,418	EUR	2,178	27	0
	02/2020	COP	3,391		$1	0	0
	02/2020		$1,201	CHF	1,191	33	0
	03/2020	CNH	388,677		$53,901	0	(1,838)
	03/2020	EUR	909	RON	4,411	6	0
SCX	01/2020		2,876		$3,197	0	(31)
	01/2020	GBP	1,236		1,614	0	(23)
	01/2020	JPY	50,000		461	1	0
	01/2020		$4,805	AUD	7,039	135	0
	01/2020		2,199	CHF	2,168	42	0
	01/2020		3,215	NZD	4,939	110	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

	01/2020		1,615	SEK	15,364	26	0
	02/2020	AUD	1,374		$940	0	(25)
	02/2020	JPY	392,900		3,639	15	0
	02/2020		$7,774	AUD	11,365	210	0
	03/2020	CNY	5,722		$813	0	(7)
	03/2020	IDR	7,141,684		506	0	(7)
	09/2020	HKD	78,260		9,958	0	(73)
SSB	01/2020	NOK	6,891		751	0	(34)
	01/2020		$15,997	BRL	67,623	813	0
	01/2020		29,531	EUR	26,398	92	0
	02/2020	JPY	189,600		$1,749	0	0
	02/2020		$10,330	JPY	1,116,400	0	(34)
	03/2020		4,960	CNY	35,588	141	0
	05/2020	INR	454,325		$6,320	27	0
TOR	01/2020	CLP	1,000,739		1,340	9	0
	01/2020		$1,568	CLP	1,247,297	91	0
	01/2020		13,246	JPY	1,430,000	0	(70)
	02/2020		989		108,100	8	0
UAG	01/2020	CAD	5,825		$4,376	0	(110)
	01/2020	JPY	1,430,000		13,251	75	0
	01/2020		$27,155	EUR	24,585	434	0
	02/2020		5,261	JPY	574,200	34	0
	03/2020	EUR	1,749	RON	8,515	18	0
Total Forward Foreign Currency Contracts						$8,904	$(13,332)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
HUS	Put - OTC EUR versus NOK	NOK	9.900	01/20/2020	7,190	$14	$65
	Put - OTC USD versus CNH	CNH	6.900	03/06/2020	44,678	136	150
						$150	$215

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.779%	08/19/2020	6,200	$326	$571
FBF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.733	08/26/2021	5,700	421	691
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.175	09/15/2021	5,300	225	342
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.005	06/08/2020	3,100	124	152
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.984	06/09/2020	1,700	65	89
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.752	08/23/2021	4,800	356	568
							$1,517	$2,413
Total Purchased Options							$1,667	$2,628

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475%	02/19/2020	2,100	$(1)	$(4)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.725	02/19/2020	2,100	(2)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	3,700	(2)	(3)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	1,400	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	3,700	(4)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,400	(2)	0
BPS	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	2,200	(3)	0
	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475	02/19/2020	2,000	(1)	(3)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.800	02/19/2020	2,000	(1)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	02/19/2020	1,700	(1)	(2)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	1,600	(1)	(4)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	3,400	(5)	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	2,100	(3)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	2,600	(2)	(4)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	2,500	(3)	(1)
BRC	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	1,200	(1)	(3)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	1,200	(2)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	5,200	(3)	(5)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	5,200	(6)	(2)
CBK	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	2,200	(3)	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

	Put - OTC CDX.IG-33 5-Year Index	Sell	1.000	01/15/2020	3,200	(3)	0
CKL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	1,900	(1)	(4)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.850	02/19/2020	1,900	(2)	0
DBL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	2,500	(1)	(5)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	2,500	(4)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	02/19/2020	1,200	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	02/19/2020	1,200	(1)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	1,200	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,300	(2)	0
FBF	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	2,300	(3)	0
GST	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	2,600	(2)	(4)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	2,600	(3)	(1)
JLN	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	1,300	(1)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	1,300	(1)	(1)
JPM	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	1,400	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,400	(2)	0
MEI	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	1,000	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	1,000	(1)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	1,100	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,100	(1)	0
						$(79)	$(59)

FOREIGN CURRENCY OPTIONS
Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC GBP versus USD		$1.285	01/17/2020	5,670	$(45)	$(4)
	Put - OTC GBP versus USD		1.283	01/24/2020	5,702	(46)	(6)
HUS	Call - OTC USD versus CNH	CNH	7.140	03/06/2020	22,339	(138)	(45)
SCX	Put - OTC USD versus CNH		6.950	01/15/2020	7,087	(19)	(19)
	Call - OTC USD versus CNH		7.080	01/15/2020	7,087	(20)	(3)
						$(268)	$(77)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.570%	02/25/2020	29,200	$(65)	$(18)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.570	02/25/2020	29,200	(65)	(76)
DUB	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.456	08/19/2020	51,600	(326)	(479)
FBF	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.399	08/26/2021	47,400	(421)	(697)
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.540	02/24/2020	23,800	(55)	(11)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.540	02/24/2020	23,800	(55)	(72)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.880	09/15/2021	44,000	(225)	(323)
MYC	Put - OTC 1-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Pay	1.600	06/08/2020	74,400	(124)	(138)
	Put - OTC 1-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Pay	1.600	06/09/2020	40,800	(65)	(75)
	Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	0.047	06/29/2020	1,708,000	(6)	(22)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.448	08/23/2021	39,900	(356)	(551)
							$(1,763)	$(2,462)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor (2)	0.000%	3-Month USD-LIBOR	10/07/2022	18,250	$(19)	$(8)
	Call - OTC 1-Year Interest Rate Floor (2)	0.000	3-Month USD-LIBOR	10/11/2022	9,750	(10)	(5)
						$(29)	$(13)
Total Written Options						$(2,139)	$(2,611)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)

									Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.085%	$400	$(14)	$5	$0	$(9)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.085	3,100	(111)	40	0	(71)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.141	2,700	(67)	(13)	0	(80)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.189	1,500	(29)	(13)	0	(42)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.085	2,800	(97)	33	0	(64)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.141	3,200	(80)	(15)	0	(95)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.085	800	(28)	10	0	(18)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.189	2,700	(52)	(23)	0	(75)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.085	2,600	(91)	32	0	(59)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.141	1,500	(37)	(7)	0	(44)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.141	2,000	(48)	(11)	0	(59)
							$(654)	$38	$0	$(616)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(4)
									Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	South Africa Government International Bond	1.000%	Quarterly	06/20/2023	1.229%	$100	$(5)	$4	$0	$(1)
GST	South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.501	800	(35)	19	0	(16)
JPM	South Africa Government International Bond	1.000	Quarterly	06/20/2023	1.229	500	(26)	22	0	(4)
							$(66)	$45	$0	$(21)
CROSS-CURRENCY SWAPS

										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)		Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	AUD	7,900	$5,451	$1	$104	$105	$0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.172% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/23/2030	EUR	6,300	7,056	(31)	35	4	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	AUD	7,700	5,313	(28)	131	103	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

	Floating rate equal to 3-Month EUR-EURIBOR less 0.181% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	02/18/2030	EUR	3,300	3,630	3	62	65	0
MYI	Floating rate equal to 3-Month EUR-EURIBOR less 0.162% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/18/2030		3,100	3,466	(20)	33	13	0
								$(75)	$365	$290	$0

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	1-Year ILS-TELBOR	1.780%	Annual	04/22/2029	ILS	3,200	$0	$90	$90	$0
JPM	Pay	1-Year ILS-TELBOR	1.018	Annual	03/01/2024		76,100	0	821	821	0
								$0	$911	$911	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/ Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.908% (3-Month USD-LIBOR)	Maturity	03/20/2020	$4,800	$29	$(411)	$0	$(382)
GST	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.908% (3-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2020	1,300	7	(11)	0	(4)
	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.908% (3-Month USD-LIBOR)	Maturity	03/20/2020	4,400	7	(70)	0	(63)
								$43	$(492)	$0	$(449)
Total Swap Agreements								$(752)	$867	$1,201	$(1,086)
(o)	Securities with an aggregate market value of $7,441 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	The underlying instrument has a forward starting effective date.
(3)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(7)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$374	$0	$374
Australia
Asset-Backed Securities	0	444	0	444
Corporate Bonds & Notes	0	3,406	0	3,406
Non-Agency Mortgage-Backed Securities	0	2,375	0	2,375
Brazil
Corporate Bonds & Notes	0	3,644	0	3,644
Sovereign Issues	0	11,372	0	11,372
Canada
Corporate Bonds & Notes	0	2,536	0	2,536
Non-Agency Mortgage-Backed Securities	0	1,682	0	1,682
Sovereign Issues	0	458	0	458
Cayman Islands
Asset-Backed Securities	0	19,276	0	19,276
Corporate Bonds & Notes	0	18,610	0	18,610
China
Corporate Bonds & Notes	0	701	697	1,398
Sovereign Issues	0	49,261	0	49,261
Denmark
Corporate Bonds & Notes	0	45,463	0	45,463
France
Sovereign Issues	0	26,312	0	26,312
Germany
Corporate Bonds & Notes	0	13,411	0	13,411
Guernsey, Channel Islands
Corporate Bonds & Notes	0	1,047	0	1,047
Hong Kong
Corporate Bonds & Notes	0	643	0	643
India
Corporate Bonds & Notes	0	4,442	0	4,442
Sovereign Issues	0	703	0	703
Indonesia
Corporate Bonds & Notes	0	420	0	420
Ireland
Asset-Backed Securities	0	6,695	0	6,695
Corporate Bonds & Notes	0	9,594	0	9,594
Sovereign Issues	0	1,160	0	1,160
Israel
Sovereign Issues	0	1,342	0	1,342
Italy
Corporate Bonds & Notes	0	9,118	0	9,118
Sovereign Issues	0	10,261	0	10,261
Japan
Corporate Bonds & Notes	0	15,211	0	15,211
Sovereign Issues	0	35,351	0	35,351
Jersey, Channel Islands
Corporate Bonds & Notes	0	386	0	386
Kuwait
Sovereign Issues	0	5,813	0	5,813
Lithuania
Sovereign Issues	0	1,889	0	1,889
Luxembourg
Corporate Bonds & Notes	0	3,330	0	3,330
Multinational
Corporate Bonds & Notes	0	746	0	746
Netherlands
Asset-Backed Securities	0	9,869	0	9,869
Corporate Bonds & Notes	0	15,953	0	15,953
Preferred Securities	0	429	0	429
Norway
Corporate Bonds & Notes	0	113	0	113
Peru
Sovereign Issues	0	15,210	0	15,210
Poland
Corporate Bonds & Notes	0	113	0	113
Qatar
Sovereign Issues	0	17,490	0	17,490
Saudi Arabia
Sovereign Issues	0	4,314	0	4,314
Singapore
Corporate Bonds & Notes	0	1,915	0	1,915
Slovenia
Sovereign Issues	0	2,500	0	2,500
South Africa
Sovereign Issues	0	200	0	200
South Korea
Corporate Bonds & Notes	0	699	0	699
Sovereign Issues	0	315	0	315
Spain
Corporate Bonds & Notes	0	2,700	0	2,700
Preferred Securities	0	1,849	0	1,849
Sovereign Issues	0	61,061	0	61,061
Sweden
Corporate Bonds & Notes	0	1,499	0	1,499

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

Switzerland
Corporate Bonds & Notes	0	12,015	0	12,015
Sovereign Issues	0	471	0	471
United Arab Emirates
Corporate Bonds & Notes	0	900	0	900
Sovereign Issues	0	1,574	0	1,574
United Kingdom
Corporate Bonds & Notes	0	66,750	0	66,750
Non-Agency Mortgage-Backed Securities	0	41,289	0	41,289
Preferred Securities	0	605	0	605
United States
Asset-Backed Securities	0	75,988	0	75,988
Corporate Bonds & Notes	0	131,231	0	131,231
Loan Participations and Assignments	0	2,728	0	2,728
Municipal Bonds & Notes	0	1,566	0	1,566
Non-Agency Mortgage-Backed Securities	0	56,780	0	56,780
Preferred Securities	0	1,332	0	1,332
U.S. Government Agencies	0	404,568	0	404,568
U.S. Treasury Obligations	0	39,001	0	39,001
Short-Term Instruments
Commercial Paper	0	3,031	0	3,031
Repurchase Agreements	0	12,841	0	12,841
Argentina Treasury Bills	0	5	0	5
Czech Republic Treasury Bills	0	926	0	926
Japan Treasury Bills	0	920	0	920
Mexico Treasury Bills	0	4,125	0	4,125
South Africa Treasury Bills	0	5,469	0	5,469
U.S. Treasury Bills	0	83	0	83

	$0	$1,307,903	$697	$1,308,600
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$72,067	$0	$0	$72,067

Total Investments	$72,067	$1,307,903	$697	$1,380,667

Short Sales, at Value - Liabilities
Sovereign Issues	$0	$(24,726)	$0	$(24,726)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,456	859	0	3,315
Over the counter	0	12,733	0	12,733

	$2,456	$13,592	$0	$16,048
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,249)	(1,866)	0	(3,115)
Over the counter	0	(17,029)	0	(17,029)

	$(1,249)	$(18,895)	$0	$(20,144)

Total Financial Derivative Instruments	$1,207	$(5,303)	$0	$(4,096)

Totals	$73,274	$1,277,874	$697	$1,351,845

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged)	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 154.8% ¤
ARGENTINA 0.1%
SOVEREIGN ISSUES 0.1%
Argentina Government International Bond
42.836% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	5,220	$46
56.589% (ARLLMONP) due 06/21/2020 ~(a)		10,500	95
Autonomous City of Buenos Aires Argentina 51.313% (BADLARPP + 5.000%) due 01/23/2022 ~(a)		910	12
Provincia de Buenos Aires 52.270% (BADLARPP + 3.750%) due 04/12/2025 ~(a)		840	6
Total Argentina (Cost $772)			159
AUSTRALIA 0.9%
CORPORATE BONDS & NOTES 0.6%
Lendlease Finance Ltd. 6.000% due 05/13/2020	AUD	900	641
SGSP Australia Assets Pty. Ltd. 3.300% due 04/09/2023		$700	719
			1,360
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Liberty Funding Pty. Ltd. 2.265% due 01/25/2049 ●	AUD	269	189
RESIMAC Bastille Trust 2.634% due 09/05/2057 ●		$467	467
			656
Total Australia (Cost $2,012)			2,016
BRAZIL 0.7%
CORPORATE BONDS & NOTES 0.7%
Petrobras Global Finance BV
5.093% due 01/15/2030		$812	871
7.250% due 03/17/2044		600	730
Total Brazil (Cost $1,462)			1,601
CANADA 1.2%
CORPORATE BONDS & NOTES 0.4%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$190	194
Enbridge, Inc. 2.594% (US0003M + 0.700%) due 06/15/2020 ~		300	300
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	400	486
			980
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
Canadian Mortgage Pools
2.065% (CDOR01 + 0.100%) due 06/01/2020 ~	CAD	308	237
2.265% (CDOR01 + 0.300%) due 07/01/2020 ~		879	678
2.265% (CDOR01 + 0.300%) due 08/01/2020 ~		297	229
Real Estate Asset Liquidity Trust 3.072% due 08/12/2053		244	190
			1,334
SOVEREIGN ISSUES 0.2%
Canada Government Real Return Bond 1.500% due 12/01/2044 (f)		473	458

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

Total Canada (Cost $2,737)			2,772
CAYMAN ISLANDS 4.4%
ASSET-BACKED SECURITIES 2.4%
Evans Grove CLO Ltd. 2.834% due 05/28/2028 ●		$200	199
Figueroa CLO Ltd.
2.758% due 06/20/2027 ●		540	539
2.901% due 01/15/2027 ●		496	496
Flagship CLO Ltd. 2.851% due 01/16/2026 ●		563	563
LCM LP 3.006% due 10/20/2027 ●		700	696
Palmer Square Loan Funding Ltd. 2.810% due 11/15/2026 ●		532	532
Sound Point CLO Ltd. 2.856% due 01/20/2028 ●		800	799
THL Credit Wind River CLO Ltd. 2.881% due 01/15/2026 ●		502	503
Tralee CLO Ltd. 3.076% due 10/20/2028 ●		700	697
Venture CDO Ltd. 2.881% due 04/15/2027 ●		200	199
Zais CLO Ltd. 3.151% due 04/15/2028 ●		700	700
			5,923
CORPORATE BONDS & NOTES 2.0%
Ambac LSNI LLC 6.945% due 02/12/2023 ●		1	1
KSA Sukuk Ltd. 2.894% due 04/20/2022		500	509
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		1,200	1,282
QNB Finance Ltd. 3.264% (US0003M + 1.350%) due 05/31/2021 ~		2,200	2,216
Sands China Ltd.
4.600% due 08/08/2023		300	317
5.125% due 08/08/2025		200	220
5.400% due 08/08/2028		200	226
			4,771
Total Cayman Islands (Cost $10,597)			10,694
CHINA 5.2%
CORPORATE BONDS & NOTES 0.1%
Industrial & Commercial Bank of China Ltd. 2.678% (US0003M + 0.750%) due 12/21/2021 «~		$300	299
SOVEREIGN ISSUES 5.1%
China Development Bank
3.050% due 08/25/2026	CNY	10,900	1,523
3.680% due 02/26/2026		26,600	3,865
3.800% due 01/25/2036		2,000	283
4.040% due 04/10/2027		17,000	2,510
4.150% due 10/26/2025		3,400	507
4.240% due 08/24/2027		24,700	3,691
China Government Bond 2.740% due 08/04/2026		1,000	141
			12,520
Total China (Cost $12,727)			12,819
DENMARK 4.8%
CORPORATE BONDS & NOTES 4.8%
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	20,499	3,010
1.500% due 10/01/2050		3,091	471
2.000% due 10/01/2047		3,752	586
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		4,600	674
1.500% due 10/01/2050		992	152
2.000% due 10/01/2050		4,019	625
Nykredit Realkredit A/S
1.000% due 10/01/2050		30,901	4,556
1.500% due 10/01/2050		11,159	1,703
2.500% due 10/01/2036		72	12

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

2.500% due 10/01/2047		15	2
Realkredit Danmark A/S
2.500% due 04/01/2036		87	14
2.500% due 07/01/2047		33	5
Total Denmark (Cost $11,754)			11,810
FRANCE 6.1%
CORPORATE BONDS & NOTES 0.2%
Dexia Credit Local S.A. 1.625% due 10/16/2024		$600	591
SOVEREIGN ISSUES 5.9%
France Government International Bond
2.000% due 05/25/2048 (k)	EUR	6,300	9,091
3.250% due 05/25/2045 (k)		3,000	5,275
			14,366
Total France (Cost $11,575)			14,957
GERMANY 1.7%
CORPORATE BONDS & NOTES 1.7%
Deutsche Bank AG
3.961% due 11/26/2025 ●		$600	613
4.250% due 10/14/2021		1,700	1,748
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		500	539
Landwirtschaftliche Rentenbank 5.375% due 04/23/2024	NZD	1,500	1,161
Total Germany (Cost $4,068)			4,061
GUERNSEY, CHANNEL ISLANDS 0.5%
CORPORATE BONDS & NOTES 0.5%
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 06/09/2023		$1,200	1,256
Total Guernsey, Channel Islands (Cost $1,198)			1,256
HONG KONG 0.1%
CORPORATE BONDS & NOTES 0.1%
AIA Group Ltd. 3.900% due 04/06/2028		$200	214
Total Hong Kong (Cost $199)			214
INDIA 0.3%
CORPORATE BONDS & NOTES 0.2%
ICICI Bank Ltd. 3.500% due 03/18/2020		$200	201
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		300	308
			509
SOVEREIGN ISSUES 0.1%
Export-Import Bank of India 2.981% (US0003M + 1.020%) due 03/28/2022 ~(i)		300	301
Total India (Cost $802)			810
INDONESIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Indonesia Asahan Aluminium Persero PT 5.230% due 11/15/2021		$200	210
Total Indonesia (Cost $199)			210
IRELAND 1.2%
ASSET-BACKED SECURITIES 0.9%
CVC Cordatus Loan Fund Ltd. 0.970% due 04/22/2030 ●	EUR	250	280

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

Dorchester Park CLO DAC 2.866% due 04/20/2028 ●		$800	800
Man GLG Euro CLO DAC 0.870% due 01/15/2030 ●	EUR	400	447
Toro European CLO DAC 0.900% due 10/15/2030 ●		700	786
			2,313
CORPORATE BONDS & NOTES 0.3%
AerCap Ireland Capital DAC 4.625% due 10/30/2020		$700	714
Total Ireland (Cost $3,055)			3,027
ISRAEL 0.2%
SOVEREIGN ISSUES 0.2%
Israel Government International Bond
3.250% due 01/17/2028		$300	323
4.125% due 01/17/2048		200	232
Total Israel (Cost $496)			555
ITALY 5.5%
CORPORATE BONDS & NOTES 0.9%
Banca Carige SpA
1.092% (EUR003M + 1.500%) due 05/25/2060 ~	EUR	700	788
1.298% (EUR003M + 1.700%) due 10/25/2021 ~		700	796
UniCredit SpA 7.830% due 12/04/2023		$600	700
			2,284
SOVEREIGN ISSUES 4.6%
Italy Buoni Poliennali Del Tesoro
1.350% due 04/01/2030 (k)	EUR	2,500	2,790
1.450% due 11/15/2024 (k)		1,300	1,519
2.100% due 07/15/2026 (k)		1,200	1,445
2.500% due 11/15/2025 (k)		1,000	1,230
3.000% due 08/01/2029 (k)		1,700	2,199
Italy Government International Bond 6.000% due 08/04/2028	GBP	1,200	1,991
			11,174
Total Italy (Cost $12,902)			13,458
JAPAN 6.6%
CORPORATE BONDS & NOTES 1.5%
Central Nippon Expressway Co. Ltd.
2.431% (US0003M + 0.540%) due 08/04/2020 ~		$1,200	1,202
2.849% due 03/03/2022		800	810
Mitsubishi UFJ Financial Group, Inc. 2.950% due 03/01/2021		288	291
ORIX Corp. 3.250% due 12/04/2024		100	104
Sumitomo Mitsui Financial Group, Inc. 3.565% (US0003M + 1.680%) due 03/09/2021 ~		1,000	1,017
Takeda Pharmaceutical Co. Ltd. 1.125% due 11/21/2022	EUR	200	231
			3,655
SOVEREIGN ISSUES 5.1%
Development Bank of Japan, Inc. 2.125% due 09/01/2022		$200	201
Japan Bank for International Cooperation
1.750% due 10/17/2024		400	394
3.250% due 07/20/2023		400	418
3.375% due 10/31/2023		400	421
Japan Finance Organization for Municipalities 3.000% due 03/12/2024		1,300	1,347
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	222,587	2,108
0.500% due 03/20/2049		200,000	1,889
0.700% due 12/20/2048		90,000	896
1.400% due 09/20/2034		160,000	1,745

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

1.700% due 09/20/2032		280,000	3,108
			12,527
Total Japan (Cost $15,267)			16,182
KUWAIT 1.0%
SOVEREIGN ISSUES 1.0%
Kuwait International Government Bond
2.750% due 03/20/2022		$200	203
3.500% due 03/20/2027		2,000	2,153
Total Kuwait (Cost $2,185)			2,356
LITHUANIA 0.2%
SOVEREIGN ISSUES 0.2%
Lithuania Government International Bond 6.125% due 03/09/2021		$500	525
Total Lithuania (Cost $515)			525
LUXEMBOURG 0.7%
CORPORATE BONDS & NOTES 0.7%
Emerald Bay S.A. 0.000% due 10/08/2020 (d)	EUR	1,072	1,177
Sberbank of Russia Via SB Capital S.A.
5.125% due 10/29/2022		$300	318
5.250% due 05/23/2023 (h)		300	322
Total Luxembourg (Cost $1,856)			1,817
MULTINATIONAL 0.4%
CORPORATE BONDS & NOTES 0.4%
Preferred Term Securities Ltd. 2.394% (US0003M + 0.500%) due 03/23/2035 ~		$956	889
Total Multinational (Cost $723)			889
NETHERLANDS 2.3%
ASSET-BACKED SECURITIES 0.7%
Accunia European CLO BV 0.950% due 07/15/2030 ●	EUR	250	280
Babson Euro CLO BV 0.418% due 10/25/2029 ●		600	672
Dryden Euro CLO BV 0.880% due 01/15/2030 ●		600	673
			1,625
CORPORATE BONDS & NOTES 1.5%
Cooperatieve Rabobank UA
2.807% (US0003M + 0.860%) due 09/26/2023 ~		$600	603
3.875% due 09/26/2023		800	846
6.625% due 06/29/2021 ●(g)(h)	EUR	400	488
6.875% due 03/19/2020 (h)		500	569
Enel Finance International NV 2.650% due 09/10/2024		$300	301
JT International Financial Services BV 3.500% due 09/28/2023		500	519
Teva Pharmaceutical Finance Netherlands BV 3.250% due 04/15/2022	EUR	200	228
			3,554

SHARES
PREFERRED SECURITIES 0.1%
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (g)	100,000	143

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

Total Netherlands (Cost $5,256)			5,322
		PRINCIPAL AMOUNT (000s)
PERU 1.5%
SOVEREIGN ISSUES 1.5%
Peru Government International Bond
5.350% due 08/12/2040	PEN	300	91
5.940% due 02/12/2029		5,100	1,737
6.350% due 08/12/2028		5,200	1,822
Total Peru (Cost $3,211)			3,650
QATAR 2.0%
SOVEREIGN ISSUES 2.0%
Qatar Government International Bond
3.375% due 03/14/2024		$300	314
3.875% due 04/23/2023		1,200	1,269
4.000% due 03/14/2029		1,200	1,342
4.500% due 01/20/2022		200	210
4.500% due 04/23/2028		1,200	1,377
4.817% due 03/14/2049		200	248
Total Qatar (Cost $4,303)			4,760
SAUDI ARABIA 1.1%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co. 2.750% due 04/16/2022		$200	202
SOVEREIGN ISSUES 1.0%
Saudi Government International Bond
2.375% due 10/26/2021		200	201
3.250% due 10/26/2026		500	518
4.000% due 04/17/2025		1,500	1,620
4.375% due 04/16/2029		200	225
			2,564
Total Saudi Arabia (Cost $2,628)			2,766
SINGAPORE 0.4%
CORPORATE BONDS & NOTES 0.4%
BOC Aviation Ltd. 3.500% due 09/18/2027		$300	308
DBS Bank Ltd. 3.300% due 11/27/2021		200	205
Oversea-Chinese Banking Corp. Ltd. 2.354% (US0003M + 0.450%) due 05/17/2021 ~		400	401
Total Singapore (Cost $900)			914
SLOVENIA 0.7%
SOVEREIGN ISSUES 0.7%
Slovenia Government International Bond 5.250% due 02/18/2024		$1,584	1,792
Total Slovenia (Cost $1,600)			1,792
SPAIN 6.3%
		SHARES
PREFERRED SECURITIES 0.1%
Banco Bilbao Vizcaya Argentaria S.A. 6.750% due 02/18/2020 ●(g)(h)		200,000	226

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 6.2%
Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	100	139
4.900% due 09/15/2021		150	181
4.950% due 02/11/2020		1,100	1,241
Spain Government International Bond
0.250% due 07/30/2024		100	114
0.600% due 10/31/2029 (k)		3,900	4,433
1.400% due 07/30/2028 (k)		3,600	4,395
1.450% due 04/30/2029 (k)		3,700	4,538
			15,041
Total Spain (Cost $15,038)			15,267
SWEDEN 0.3%
CORPORATE BONDS & NOTES 0.3%
Sveriges Sakerstallda Obligationer AB 2.000% due 06/17/2026	SEK	6,000	692
Total Sweden (Cost $700)			692
SWITZERLAND 1.3%
CORPORATE BONDS & NOTES 1.1%
Credit Suisse AG
2.100% due 11/12/2021		$600	603
6.500% due 08/08/2023 (h)		1,000	1,117
UBS AG
5.125% due 05/15/2024 (h)		200	216
7.625% due 08/17/2022 (h)		600	677
			2,613
SOVEREIGN ISSUES 0.2%
Switzerland Government International Bond 3.500% due 04/08/2033	CHF	300	471
Total Switzerland (Cost $2,931)			3,084
UNITED ARAB EMIRATES 1.5%
CORPORATE BONDS & NOTES 0.2%
First Abu Dhabi Bank PJSC 3.000% due 03/30/2022		$400	407
SOVEREIGN ISSUES 1.3%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		1,100	1,115
3.125% due 10/11/2027		1,900	1,994
			3,109
Total United Arab Emirates (Cost $3,339)			3,516
UNITED KINGDOM 13.3%
CORPORATE BONDS & NOTES 9.1%
Barclays Bank PLC
7.625% due 11/21/2022 (h)		$2,000	2,249
10.000% due 05/21/2021	GBP	200	295
Barclays PLC
3.635% (US0003M + 1.625%) due 01/10/2023 ~		$600	608
4.011% (US0003M + 2.110%) due 08/10/2021 ~		1,400	1,434
8.000% due 06/15/2024 ●(g)(h)		200	224
British Telecommunications PLC 9.625% due 12/15/2030		400	615
Clydesdale Bank PLC 2.250% due 04/21/2020	GBP	800	1,063
Co-operative Group Holdings Ltd. 6.875% due 07/08/2020 þ		100	136
FCE Bank PLC 1.660% due 02/11/2021	EUR	100	114
Frontier Finance PLC 8.000% due 03/23/2022	GBP	1,000	1,362

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

HSBC Holdings PLC
3.803% due 03/11/2025 ●		$600	630
3.973% due 05/22/2030 ●		400	431
4.041% due 03/13/2028 ●		200	214
4.583% due 06/19/2029 ●		400	447
6.500% due 03/23/2028 ●(g)(h)		200	220
Lloyds Bank Corporate Markets PLC 1.750% due 07/11/2024	GBP	300	401
Lloyds Bank PLC
4.875% due 03/30/2027		500	820
6.500% due 03/24/2020	EUR	300	341
Lloyds Banking Group PLC
3.900% due 03/12/2024		$400	422
4.050% due 08/16/2023		200	212
Nationwide Building Society 3.766% due 03/08/2024 ●		300	311
Reckitt Benckiser Treasury Services PLC 2.495% (US0003M + 0.560%) due 06/24/2022 ~		500	501
Royal Bank of Scotland Group PLC
3.497% (US0003M + 1.550%) due 06/25/2024 ~		600	609
3.875% due 09/12/2023		300	314
4.519% due 06/25/2024 ●		300	319
5.076% due 01/27/2030 ●		700	805
7.500% due 08/10/2020 ●(g)(h)		1,300	1,331
8.625% due 08/15/2021 ●(g)(h)		600	650
Santander UK Group Holdings PLC
2.875% due 08/05/2021		2,700	2,728
6.750% due 06/24/2024 ●(g)(h)	GBP	500	731
7.375% due 06/24/2022 ●(g)(h)		300	434
Tesco PLC 6.125% due 02/24/2022		117	171
Tesco Property Finance PLC 5.411% due 07/13/2044		286	482
Virgin Media Secured Finance PLC 5.000% due 04/15/2027		400	563
			22,187
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.1%
Eurosail PLC 1.729% due 06/13/2045 ●		881	1,160
Hawksmoor Mortgages 1.761% due 05/25/2053 ●		863	1,145
Lanark Master Issuer PLC 1.607% due 12/22/2069 ●		433	576
Residential Mortgage Securities PLC
1.748% due 12/20/2046 ●		424	563
1.998% due 09/20/2065 ●		424	567
Ripon Mortgages PLC 1.602% due 08/20/2056 ●		1,678	2,226
Stanlington PLC 1.779% due 06/12/2046 ●		825	1,095
Towd Point Mortgage Funding 0.000% due 07/20/2045 ●		1,000	1,325
Towd Point Mortgage Funding PLC 1.820% due 10/20/2051 ●		711	947
Uropa Securities PLC
0.985% due 06/10/2059 ●		234	300
1.135% due 06/10/2059 ●		57	70
1.335% due 06/10/2059 ●		45	55
1.535% due 06/10/2059 ●		47	58
			10,087

	SHARES
PREFERRED SECURITIES 0.1%
Nationwide Building Society 10.250% ~	1,110	244
Total United Kingdom (Cost $31,334)		32,518
	PRINCIPAL AMOUNT (000s)
UNITED STATES 78.8%
ASSET-BACKED SECURITIES 4.6%
Amortizing Residential Collateral Trust 2.492% due 10/25/2031 ●	13	13

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

AMRESCO Residential Securities Corp. Mortgage Loan Trust 2.732% due 06/25/2029 ●		48	47
Bear Stearns Asset-Backed Securities Trust
2.452% due 10/25/2032 ●		4	5
2.592% due 10/27/2032 ●		19	19
Citigroup Global Markets Mortgage Securities, Inc. 3.142% due 01/25/2032 ●		31	31
Countrywide Asset-Backed Certificates 2.132% due 12/25/2036 ^●		28	19
Countrywide Asset-Backed Certificates Trust
2.532% due 08/25/2047 ●		152	151
4.693% due 10/25/2035 ~		16	16
Credit Suisse First Boston Mortgage Securities Corp. 2.412% due 01/25/2032 ●		11	11
First Franklin Mortgage Loan Trust 1.907% due 07/25/2036 ●		624	593
GSAMP Trust 2.437% due 11/25/2035 ^●		3,115	2,539
Home Equity Mortgage Loan Asset-Backed Trust 1.912% due 04/25/2037 ●		2,502	1,830
Home Equity Mortgage Trust 6.000% due 01/25/2037 ^þ		395	219
Morgan Stanley ABS Capital, Inc. Trust
1.902% due 03/25/2037 ●		1,702	937
1.917% due 07/25/2036 ●		95	84
Morgan Stanley Home Equity Loan Trust 2.142% due 04/25/2037 ●		280	189
Renaissance Home Equity Loan Trust 7.238% due 09/25/2037 ^þ		735	422
Residential Asset Mortgage Products Trust 2.352% due 06/25/2032 ●		10	10
SG Mortgage Securities Trust 1.942% due 10/25/2036 ●		2,900	2,707
SLM Student Loan Trust 0.000% due 12/15/2023 ●	EUR	31	35
Soundview Home Loan Trust 2.042% due 11/25/2036 ●		$700	663
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		700	711
			11,251
CORPORATE BONDS & NOTES 12.5%
Allergan Sales LLC 5.000% due 12/15/2021		200	209
Ally Financial, Inc. 3.875% due 05/21/2024		700	735
American Honda Finance Corp. 2.360% (US0003M + 0.450%) due 02/15/2022 ~		100	100
American Tower Corp.
1.950% due 05/22/2026	EUR	100	121
3.450% due 09/15/2021		$500	511
AT&T, Inc.
1.800% due 09/05/2026	EUR	800	961
2.657% (US0003M + 0.750%) due 06/01/2021 ~		$500	503
2.951% (US0003M + 0.950%) due 07/15/2021 ~		1,400	1,414
3.067% (US0003M + 1.180%) due 06/12/2024 ~		500	509
Bayer U.S. Finance LLC
2.577% (US0003M + 0.630%) due 06/25/2021 ~		200	201
2.904% (US0003M + 1.010%) due 12/15/2023 ~		400	403
3.500% due 06/25/2021		300	305
4.250% due 12/15/2025		200	216
BP Capital Markets America, Inc. 3.790% due 02/06/2024		400	426
British Airways Pass-Through Trust
3.300% due 06/15/2034		200	208
3.350% due 12/15/2030		100	103
Campbell Soup Co.
3.300% due 03/15/2021		200	203
3.650% due 03/15/2023		200	208
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023		100	103
Charter Communications Operating LLC 4.464% due 07/23/2022		600	631
Conagra Brands, Inc. 2.703% (US0003M + 0.750%) due 10/22/2020 ~		200	200
Continental Resources, Inc. 4.375% due 01/15/2028		200	213
CVS Health Corp.
3.350% due 03/09/2021		54	55
3.700% due 03/09/2023		300	312
Daimler Finance North America LLC
2.300% due 02/12/2021		400	401
2.810% (US0003M + 0.900%) due 02/15/2022 ~		700	706
Dell International LLC 4.420% due 06/15/2021		200	206

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

Diamondback Energy, Inc. 2.875% due 12/01/2024		600	607
DISH DBS Corp. 5.125% due 05/01/2020		600	604
Duke Energy Corp. 2.409% (US0003M + 0.500%) due 05/14/2021 ~		400	402
EMC Corp. 2.650% due 06/01/2020		100	100
Emera U.S. Finance LP 2.700% due 06/15/2021		300	303
EPR Properties 4.500% due 06/01/2027		500	537
Fidelity National Information Services, Inc.
0.400% due 01/15/2021	EUR	200	225
0.750% due 05/21/2023		200	229
1.700% due 06/30/2022	GBP	200	269
Fiserv, Inc. 3.200% due 07/01/2026		$600	621
Ford Motor Credit Co. LLC
0.000% due 12/01/2021 ●	EUR	1,000	1,102
0.032% due 05/14/2021 ●		300	334
GATX Corp. 2.611% (US0003M + 0.720%) due 11/05/2021 ~		$200	201
General Mills, Inc. 2.541% (US0003M + 0.540%) due 04/16/2021 ~		100	100
General Motors Financial Co., Inc.
0.151% due 03/26/2022 ●	EUR	100	112
2.862% (US0003M + 0.850%) due 04/09/2021 ~		$100	100
3.550% due 07/08/2022		100	103
GLP Capital LP 5.300% due 01/15/2029		500	556
Huntsman International LLC 5.125% due 11/15/2022		300	320
Hyundai Capital America 2.850% due 11/01/2022		600	607
Kilroy Realty LP 3.450% due 12/15/2024		100	104
Kinder Morgan, Inc. 5.000% due 02/15/2021		600	618
Kraft Heinz Foods Co.
2.471% (US0003M + 0.570%) due 02/10/2021 ~		600	601
4.875% due 02/15/2025		547	562
Micron Technology, Inc. 4.185% due 02/15/2027		300	321
MPLX LP 2.785% (US0003M + 0.900%) due 09/09/2021 ~		300	301
MPT Operating Partnership LP 2.550% due 12/05/2023	GBP	400	540
MUFG Union Bank N.A. 2.252% (SOFRRATE + 0.710%) due 12/09/2022 ~		$600	602
Navient Corp. 8.000% due 03/25/2020		100	101
San Diego Gas & Electric Co. 3.600% due 09/01/2023		200	209
Sempra Energy 2.344% (US0003M + 0.450%) due 03/15/2021 ~		300	300
Southern Co. 2.950% due 07/01/2023		1,000	1,026
Southern Co. Gas Capital Corp. 2.450% due 10/01/2023		100	101
Spectra Energy Partners LP 2.592% (US0003M + 0.700%) due 06/05/2020 ~		100	100
Spirit AeroSystems, Inc.
2.694% (US0003M + 0.800%) due 06/15/2021 ~		100	100
3.950% due 06/15/2023		100	103
Spirit Realty LP 4.000% due 07/15/2029		300	316
Springleaf Finance Corp. 8.250% due 12/15/2020		1,000	1,051
Sprint Spectrum Co. LLC 4.738% due 09/20/2029		200	212
Textron, Inc. 2.451% (US0003M + 0.550%) due 11/10/2020 ~		500	500
Verizon Communications, Inc. 4.329% due 09/21/2028		693	786
Volkswagen Group of America Finance LLC
2.675% (US0003M + 0.770%) due 11/13/2020 ~		300	301
2.841% (US0003M + 0.940%) due 11/12/2021 ~		300	303
3.875% due 11/13/2020		200	203
4.000% due 11/12/2021		200	207
Wells Fargo & Co. 3.157% (US0003M + 1.230%) due 10/31/2023 ~		1,900	1,935
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		800	817

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

3.550% due 04/01/2025	600	633
		30,548
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
CenturyLink, Inc. 4.549% (LIBOR03M + 2.750%) due 01/31/2025 ~	392	394
Charter Communications Operating LLC 3.550% (LIBOR03M + 1.750%) due 02/01/2027 ~	1,255	1,265
		1,659
MUNICIPAL BONDS & NOTES 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010 7.334% due 02/15/2028	500	637
NON-AGENCY MORTGAGE-BACKED SECURITIES 10.1%
Adjustable Rate Mortgage Trust 6.049% due 09/25/2035 ^~	30	29
American Home Mortgage Assets Trust 1.982% due 05/25/2046 ^●	654	595
American Home Mortgage Investment Trust 3.480% due 10/25/2034 ●	6	6
Banc of America Funding Trust
4.321% due 01/20/2047 ^~	43	42
4.446% due 02/20/2036 ~	262	262
Banc of America Mortgage Trust 4.512% due 05/25/2035 ^~	263	267
BCAP LLC Trust
3.066% due 01/26/2047 ●	133	125
3.918% due 02/26/2036 ~	12	12
5.250% due 04/26/2037	207	171
Bear Stearns Adjustable Rate Mortgage Trust
3.439% due 05/25/2034 ~	28	26
4.224% due 10/25/2033 ~	19	19
4.253% due 02/25/2034 ~	3	3
4.333% due 05/25/2047 ^~	150	146
4.378% due 11/25/2034 ~	33	34
4.387% due 08/25/2033 ~	3	3
4.693% due 05/25/2034 ~	53	52
4.866% due 08/25/2033 ~	24	25
Bear Stearns ALT-A Trust
3.937% due 11/25/2036 ^~	145	132
4.103% due 09/25/2035 ^~	318	264
Bear Stearns Structured Products, Inc. Trust 4.001% due 01/26/2036 ^~	517	463
Chase Mortgage Finance Trust
3.797% due 07/25/2037 ~	33	30
4.574% due 02/25/2037 ~	60	62
Citicorp Mortgage Securities Trust 6.000% due 04/25/2037 ^	22	22
Citigroup Global Markets Mortgage Securities, Inc. 2.292% due 05/25/2032 ●	5	5
Citigroup Mortgage Loan Trust
4.169% due 09/25/2037 ^~	594	582
4.521% due 08/25/2035 ~	42	42
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 3.859% due 09/25/2035 ^~	606	568
Countrywide Alternative Loan Trust
1.982% due 09/25/2046 ^●	575	546
2.002% due 07/25/2046 ^●	30	28
2.122% due 09/25/2035 ●	620	509
2.142% due 05/25/2037 ^●	185	83
4.242% due 02/25/2037 ^~	242	238
5.250% due 06/25/2035 ^	59	57
5.704% due 11/25/2035 ●	119	111
6.000% due 01/25/2037 ^	393	335
6.250% due 12/25/2036	1,085	739
6.250% due 08/25/2037 ^	98	82
6.784% due 11/25/2035 ●	91	87
Countrywide Home Loan Mortgage Pass-Through Trust
2.432% due 03/25/2035 ●	725	679
2.452% due 02/25/2035 ●	130	130
2.552% due 09/25/2034 ●	6	6
3.609% due 11/25/2035 ^~	10	10
3.841% due 11/25/2034 ~	61	61
3.878% due 08/25/2034 ^~	8	8
4.177% due 04/20/2035 ~	8	9
Credit Suisse First Boston Mortgage Securities Corp. 6.500% due 04/25/2033	9	10
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 3.885% due 07/25/2033 ~	8	8
DBUBS Mortgage Trust
0.308% due 11/10/2046 ~(a)	4,700	12
0.700% due 11/10/2046 ~(a)	2,149	7

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

First Horizon Mortgage Pass-Through Trust 4.664% due 08/25/2035 ~	46	39
GreenPoint Mortgage Funding Trust
1.972% due 01/25/2037 ●	164	160
1.992% due 10/25/2046 ^●	899	802
2.002% due 04/25/2036 ●	204	197
GreenPoint Mortgage Funding Trust Pass-Through Certificates 4.695% due 10/25/2033 ~	4	4
GS Mortgage Securities Trust 1.948% due 11/10/2045 ~(a)	4,079	184
GSR Mortgage Loan Trust
4.269% due 09/25/2035 ~	25	26
4.300% due 03/25/2033 ●	23	23
HarborView Mortgage Loan Trust
1.944% due 07/19/2046 ^●	781	537
1.954% due 09/19/2037 ●	305	298
3.089% due 12/19/2036 ^●	338	330
4.343% due 07/19/2035 ^~	21	19
IndyMac Mortgage Loan Trust
1.982% due 09/25/2046 ●	717	689
1.992% due 11/25/2046 ●	858	820
3.855% due 12/25/2034 ~	21	21
JPMorgan Alternative Loan Trust 5.500% due 11/25/2036 ^~	3	2
JPMorgan Chase Commercial Mortgage Securities Trust 0.979% due 12/15/2047 ~(a)	11,802	310
JPMorgan Mortgage Trust
3.761% due 11/25/2033 ~	23	23
3.972% due 11/25/2035 ^~	26	24
Luminent Mortgage Trust 1.962% due 12/25/2036 ●	1,158	1,135
MASTR Alternative Loan Trust 2.192% due 03/25/2036 ^●	154	24
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 2.180% due 12/15/2030 ●	90	89
Merrill Lynch Mortgage Investors Trust
2.002% due 02/25/2036 ●	27	26
4.027% due 02/25/2033 ~	29	29
Morgan Stanley Bank of America Merrill Lynch Trust 1.055% due 05/15/2046 ~(a)	10,281	297
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	682	683
OBX Trust 2.442% due 06/25/2057 ●	96	95
Residential Accredit Loans, Inc. Trust 1.942% due 02/25/2047 ●	373	210
Residential Asset Securitization Trust 6.500% due 08/25/2036 ^	453	231
Residential Funding Mortgage Securities, Inc. Trust
4.337% due 09/25/2035 ^~	57	48
6.500% due 03/25/2032	4	4
Sequoia Mortgage Trust
2.114% due 10/19/2026 ●	37	37
2.115% due 07/20/2033 ●	146	144
4.537% due 04/20/2035 ~	292	308
Structured Adjustable Rate Mortgage Loan Trust
4.198% due 09/25/2034 ~	24	24
4.373% due 04/25/2034 ~	58	61
4.389% due 02/25/2034 ~	33	33
Structured Asset Mortgage Investments Trust
1.982% due 07/25/2046 ^●	165	140
2.002% due 05/25/2036 ●	311	297
2.014% due 07/19/2035 ●	416	414
2.344% due 07/19/2034 ●	31	31
Structured Asset Securities Corp. 2.072% due 01/25/2036 ●	122	114
Structured Asset Securities Corp. Mortgage Loan Trust 2.082% due 10/25/2036 ●	292	261
Thornburg Mortgage Securities Trust
3.202% due 06/25/2037 ●	486	466
3.252% due 06/25/2047 ^●	316	299
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~	2,341	2,356
UBS-Barclays Commercial Mortgage Trust 1.628% due 12/10/2045 ~(a)	11,359	412
UBS-Citigroup Commercial Mortgage Trust 2.160% due 01/10/2045 ~(a)	3,008	84
WaMu Mortgage Pass-Through Certificates Trust
2.102% due 01/25/2045 ●	124	122
2.372% due 07/25/2045 ●	223	221
2.627% due 09/25/2046 ●	1,121	1,149
2.627% due 10/25/2046 ●	37	36
2.627% due 11/25/2046 ●	346	348
3.840% due 08/25/2046 ^~	529	518
3.864% due 09/25/2036 ~	90	87
4.216% due 04/25/2035 ~	447	457

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

4.419% due 03/25/2035 ~	99	100
4.425% due 08/25/2034 ~	151	153
4.493% due 03/25/2033 ~	137	139
4.666% due 06/25/2033 ~	16	17
4.839% due 03/25/2034 ~	79	81
Washington Mutual Mortgage Pass-Through Certificates Trust 3.179% due 07/25/2046 ^●	197	146
Wells Fargo-RBS Commercial Mortgage Trust 1.193% due 03/15/2045 ~(a)	9,877	305
		24,481
	SHARES
PREFERRED SECURITIES 0.2%
Bank of America Corp. 5.875% due 03/15/2028 ●(g)	500,000	555
	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 43.4%
Fannie Mae
2.192% due 06/25/2036 ●	31	31
2.292% due 10/25/2040 ●	93	93
3.490% due 12/01/2020	826	831
3.500% due 01/01/2059	873	918
3.517% due 12/01/2034 ●	44	46
3.992% due 11/01/2023 ●	1	1
4.428% due 05/01/2035 ●	29	30
4.537% due 11/01/2034 ●	378	401
4.746% due 03/01/2024 ●	2	2
6.500% due 11/01/2036	64	67
Freddie Mac
0.822% due 09/25/2022 ~(a)	4,715	91
0.979% due 11/25/2022 ~(a)	5,594	130
2.131% due 01/15/2038 ●	451	448
2.340% due 12/15/2037 - 07/15/2040 ●	381	383
2.500% due 01/15/2038 ~(a)	451	31
3.439% due 10/25/2044 ●	824	837
4.590% due 04/01/2037 ●	10	11
4.764% due 02/01/2029 ●	21	22
4.926% due 05/01/2023 ●	3	3
6.000% due 12/15/2024	15	16
Ginnie Mae
3.250% (H15T1Y + 1.500%) due 07/20/2022 - 09/20/2026 ~	17	17
3.875% (H15T1Y + 1.500%) due 05/20/2022 - 06/20/2023 ~	5	6
3.875% due 05/20/2028 - 05/20/2030 ●	25	25
4.000% (H15T1Y + 1.500%) due 02/20/2024 ~	18	18
4.000% due 01/20/2030 ●	11	11
4.125% (H15T1Y + 1.500%) due 12/20/2023 - 12/20/2025 ~	5	5
4.125% due 11/20/2026 - 12/20/2026 ●	5	6
Uniform Mortgage-Backed Security
2.500% due 12/01/2049	400	395
3.000% due 10/01/2049	596	611
3.500% due 10/01/2034 - 05/01/2049	389	408
4.000% due 03/01/2049	284	295
4.500% due 08/01/2023 - 06/01/2044	335	356
Uniform Mortgage-Backed Security, TBA
2.500% due 02/01/2050	1,300	1,284
3.000% due 02/01/2050	18,400	18,639
3.500% due 02/01/2035 - 02/01/2050	31,200	32,081
4.000% due 01/01/2050 - 02/01/2050	43,700	45,459
4.500% due 02/01/2050	1,600	1,685
		105,693
U.S. TREASURY OBLIGATIONS 7.0%
U.S. Treasury Inflation Protected Securities (f)
0.375% due 07/15/2025 (o)	336	343
0.500% due 01/15/2028 (k)(o)	4,904	5,032
0.625% due 04/15/2023 (o)	311	316
0.625% due 01/15/2026 (o)	292	301
1.000% due 02/15/2048 (k)	2,192	2,427
1.375% due 02/15/2044 (o)	552	652
2.500% due 01/15/2029 (m)(o)	899	1,084
U.S. Treasury Notes
2.625% due 06/15/2021 (o)	200	203
2.875% due 04/30/2025 (k)(o)	6,400	6,772

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

			17,130
Total United States (Cost $186,404)			191,954
SHORT-TERM INSTRUMENTS 3.4%
REPURCHASE AGREEMENTS (j) 0.9%			2,111
ARGENTINA TREASURY BILLS 0.0%
41.333% due 04/03/2020 «~	ARS	550	7
195.156% due 02/26/2020 - 05/13/2020 (c)(d)		1,000	12
			19
CZECH REPUBLIC TREASURY BILLS 0.1%
(0.101)% due 01/10/2020 (d)(e)	CZK	5,000	221
JAPAN TREASURY BILLS 2.0%
(0.376)% due 01/10/2020 - 03/23/2020 (c)(d)	JPY	530,000	4,878
MEXICO TREASURY BILLS 0.4%
7.360% due 01/09/2020 - 01/30/2020 (c)(d)	MXN	18,960	999
U.S. TREASURY BILLS 0.0%
1.660% due 01/16/2020 (d)(e)(o)		$38	38
Total Short-Term Instruments (Cost $8,206)			8,266
Total Investments in Securities (Cost $362,951)			376,689
		SHARES
INVESTMENTS IN AFFILIATES 2.5%
SHORT-TERM INSTRUMENTS 2.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.5%
PIMCO Short Asset Portfolio		18,097	180
PIMCO Short-Term Floating NAV Portfolio III		598,699	5,923
Total Short-Term Instruments (Cost $6,103)			6,103
Total Investments in Affiliates (Cost $6,103)			6,103
Total Investments 157.3% (Cost $369,054)			$382,792
Financial Derivative Instruments (l)(n) 1.0%(Cost or Premiums, net $(18))			2,496
Other Assets and Liabilities, net (58.3)%			(141,924)
Net Assets 100.0%			$243,364

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Export-Import Bank of India	2.981%	03/28/2022	12/19/2019	$298	$301	0.12%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020		$769	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(785)	$769	$769
MSC	0.650	12/04/2019	01/22/2020	GBP	1,013	United Kingdom Gilt 1.750% due 01/22/2049	(1,322)	1,342	1,343
Total Repurchase Agreements							$(2,107)	$2,111	$2,112

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BSN	1.790%	11/04/2019	01/13/2020		$(2,562)	$(2,570)
CIB	1.880	11/06/2019	01/06/2020		(530)	(532)
	2.000	12/06/2019	01/06/2020		(3,284)	(3,289)
IND	(0.420)	10/17/2019	02/27/2020	EUR	(7,836)	(8,781)
	(0.380)	10/17/2019	02/27/2020		(11,908)	(13,346)
	(0.330)	10/17/2019	02/27/2020		(3,249)	(3,642)
	(0.320)	10/25/2019	02/27/2020		(3,896)	(4,367)
RCY	1.895	11/12/2019	02/26/2020		$(2,762)	(2,770)
RYL	(0.450)	10/17/2019	02/27/2020	EUR	(4,682)	(5,247)
Total Reverse Repurchase Agreements						$(44,544)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BPG	2.020%	12/10/2019	03/06/2020	$(2,479)	$(2,483)
Total Sale-Buyback Transactions					$(2,483)

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(4)
Canada (1.6)%
Sovereign Issues (1.6)%
Canada Government Bond	2.750%	12/01/2048	CAD	4,000	$(3,742)	$(3,780)
United Kingdom (0.5)%
Sovereign Issues (0.5)%
United Kingdom Gilt	1.750%	01/22/2049	GBP	900	(1,305)	(1,322)
Total Short Sales (2.1)%					$(5,047)	$(5,102)

(k)	Securities with an aggregate market value of $46,677 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(35,144) at a weighted average interest rate of 0.416%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Payable for sale-buyback transactions includes $(9) of deferred price drop.
(4)	Payable for short sales includes $21 of accrued interest.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note March 2020 Futures		$104.875	02/21/2020	11	$22	$0	$0
Put - CBOT U.S. Treasury 2-Year Note March 2020 Futures		106.375	02/21/2020	3	6	0	0
Put - CBOT U.S. Treasury 2-Year Note March 2020 Futures		106.500	02/21/2020	21	42	0	0
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures		111.000	02/21/2020	345	345	3	1
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures		118.000	02/21/2020	73	73	1	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures		141.500	02/21/2020	71	71	1	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures		142.000	02/21/2020	3	3	0	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures		143.000	02/21/2020	4	4	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond March 2020 Futures		125.000	02/21/2020	33	33	0	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond March 2020 Futures		245.000	02/21/2020	22	22	0	0
Call - CME 90-Day Eurodollar June 2022 Futures		99.750	06/13/2022	17	43	4	2
Call - CME 90-Day Eurodollar March 2022 Futures		99.750	03/14/2022	8	20	1	1
Call - MSE Canada Government 10-Year Bond March 2020 Futures	CAD	169.000	02/21/2020	73	73	1	0
Total Purchased Options						$11	$4

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February 2020 Futures	$127.000	01/24/2020	14	$14	$(2)	$(1)
Put - CBOT U.S. Treasury 10-Year Note February 2020 Futures	127.500	01/24/2020	7	7	(2)	(1)
Call - CBOT U.S. Treasury 10-Year Note February 2020 Futures	130.000	01/24/2020	14	14	(6)	(1)
Call - CBOT U.S. Treasury 10-Year Note February 2020 Futures	130.500	01/24/2020	7	7	(2)	(1)
Total Written Options					$(12)	$(4)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note March Futures	03/2020	316	$25,505	$(173)	$7	$(29)
Australia Government 10-Year Bond March Futures	03/2020	126	12,640	(243)	0	(66)
Call Options Strike @ EUR 114.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	195	1	0	0	0
Call Options Strike @ EUR 182.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	1	0	0	0	0
Call Options Strike @ EUR 182.500 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	8	0	0	0	0
Call Options Strike @ EUR 186.500 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	14	0	0	0	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

Call Options Strike @ EUR 187.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	205	2	0	0	0
Call Options Strike @ EUR 189.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	5	0	0	0	0
Call Options Strike @ EUR 190.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	227	3	0	0	0
Call Options Strike @ GBP 165.000 United Kingdom Gilt March 2020 Futures (1)	02/2020	130	0	(2)	0	0
Call Options Strike @ GBP 167.000 United Kingdom Gilt March 2020 Futures (1)	02/2020	8	0	0	0	0
Euro-Bobl March Futures	03/2020	154	23,083	(67)	0	(62)
Euro-BTP Italy Government Bond March Futures	03/2020	123	18,106	(164)	0	(38)
Euro-Buxl 30-Year Bond March Futures	03/2020	9	2,003	(52)	0	(31)
Japan Government 10-Year Bond March Futures	03/2020	2	2,801	(4)	2	(2)
Put Options Strike @ EUR 101.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	52	1	0	0	0
Put Options Strike @ EUR 129.500 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	154	1	0	0	0
Put Options Strike @ EUR 99.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	31	0	0	0	0
U.S. Treasury 2-Year Note March Futures	03/2020	35	7,543	(4)	2	0
U.S. Treasury 5-Year Note March Futures	03/2020	345	40,920	(154)	0	(8)
				$(863)	$11	$(236)

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Canada Government 10-Year Bond March Futures	03/2020	44	$(4,658)	$74	$38	$0
Euro-Bund 10-Year Bond March Futures	03/2020	228	(43,602)	683	286	0
Euro-OAT France Government 10-Year Bond March Futures	03/2020	228	(41,628)	647	269	0
Euro-Schatz March Futures	03/2020	195	(24,477)	22	12	0
U.S. Treasury 10-Year Note March Futures	03/2020	30	(3,853)	(8)	3	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2020	22	(3,996)	135	26	0
United Kingdom Long Gilt March Futures	03/2020	119	(20,709)	110	205	(91)
				$1,663	$839	$(91)
Total Futures Contracts				$800	$850	$(327)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
BASF SE	(1.000)%	Quarterly	12/20/2020	0.053%	EUR	300	$(10)	$7	$(3)	$0	$0
Ford Motor Credit Co. LLC	(5.000)	Quarterly	06/20/2022	0.724		$300	(47)	15	(32)	0	0
Fortum Oyj	(1.000)	Quarterly	12/20/2020	0.107	EUR	200	(6)	4	(2)	0	0
Kraft Heinz Foods Co.	(1.000)	Quarterly	06/20/2022	0.328		$500	(6)	(2)	(8)	0	0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.055		1,400	(38)	24	(14)	0	0
							$(107)	$48	$(59)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.132%	EUR	100	$2	$(1)	$1	$0	$0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	0.892		200	1	0	1	0	0
Ryder System, Inc.	1.000	Quarterly	06/20/2022	0.299		$300	7	(2)	5	0	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.345	EUR	500	15	11	26	1	0
Tesco PLC	1.000	Quarterly	06/20/2025	0.962		600	(20)	22	2	0	(1)
							$5	$30	$35	$1	$(1)

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-32 10-Year Index	(1.000)%	Quarterly	06/20/2029		$1,900	$0	$(22)	$(22)	$1	$0
CDX.IG-33 10-Year Index	(1.000)	Quarterly	12/20/2029		7,700	35	(105)	(70)	3	0
iTraxx Europe Main 31 5-Year Index	(1.000)	Quarterly	06/20/2024	EUR	400	(12)	(1)	(13)	0	0
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029		3,000	(24)	(35)	(59)	2	0
iTraxx Europe Main 32 5-Year Index	(1.000)	Quarterly	12/20/2024		400	(12)	0	(12)	0	0
						$(13)	$(163)	$(176)	$6	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.EM-30 5-Year Index	1.000%	Quarterly	12/20/2023		$7,800	$(367)	$178	$(189)	$0	$0
CDX.EM-32 5-Year Index	1.000	Quarterly	12/20/2024		300	(16)	6	(10)	0	0
CDX.IG-32 5-Year Index	1.000	Quarterly	06/20/2024		2,000	40	13	53	0	1
CDX.IG-33 5-Year Index	1.000	Quarterly	12/20/2024		5,400	122	20	142	0	(1)
iTraxx Crossover 32 5-Year Index	5.000	Quarterly	12/20/2024	EUR	500	74	3	77	0	(1)
						$(147)	$220	$73	$0	$(1)
INTEREST RATE SWAPS -BASIS SWAPS
								Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.091%	Quarterly	03/18/2022	$45,600	$(1)	$6	$5	$2	$0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	12,700	0	2	2	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	06/12/2022	4,800	0	3	3	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	06/12/2022	3,500	0	4	4	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	17,500	1	11	12	0	(1)
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.086%	Quarterly	04/12/2023	5,100	0	1	1	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	9,500	0	2	2	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.102%	Quarterly	10/04/2024	1,900	0	0	0	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.088%	Quarterly	05/23/2029	1,400	0	0	0	0	0
					$0	$29	$29	$2	$(1)

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.905%	Quarterly	12/03/2039	GBP	600	$0	$4	$4	$4	$0
Receive(7)	1-Day USD-Federal Funds Rate Compounded-OIS	1.304	Annual	09/15/2021		$5,100	0	14	14	2	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.684	Annual	04/30/2025		700	0	(45)	(45)	1	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.696	Annual	04/30/2025		700	0	(45)	(45)	1	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.710	Annual	04/30/2025		700	0	(46)	(46)	1	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.714	Annual	04/30/2025		1,400	0	(93)	(93)	2	0
Receive	3-Month CAD-Bank Bill	2.200	Semi-Annual	06/16/2026	CAD	1,900	14	(24)	(10)	6	0
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		4,700	1	(148)	(147)	0	(32)
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		9,100	144	(313)	(169)	0	(65)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		3,400	(30)	308	278	0	(63)
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		900	0	47	47	0	(17)
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	1,400	(14)	55	41	0	(3)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		$26,700	523	(507)	16	2	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2021		9,400	68	109	177	0	(2)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021		4,600	17	1	18	2	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		22,000	(317)	(29)	(346)	8	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		3,000	22	(71)	(49)	2	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		2,800	94	(123)	(29)	2	0
Receive(7)	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		4,950	0	52	52	4	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		19,100	395	(427)	(32)	17	0
Receive	3-Month USD-LIBOR	2.460	Semi-Annual	04/09/2024		2,800	(5)	(84)	(89)	2	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		3,700	(186)	(20)	(206)	3	0
Receive(7)	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		3,900	0	47	47	2	0
Receive(7)	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		4,900	0	66	66	3	0
Receive(7)	3-Month USD-LIBOR	1.360	Semi-Annual	09/17/2024		2,350	0	25	25	1	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		4,300	23	26	49	5	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		4,600	(173)	400	227	0	(11)
Pay	3-Month USD-LIBOR	3.200	Semi-Annual	10/11/2028		1,800	(6)	207	201	0	(4)
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028		300	7	21	28	0	(1)
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		2,800	105	168	273	0	(8)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		1,100	(8)	(34)	(42)	0	(3)
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/18/2029		1,500	121	(3)	118	0	(5)
Receive(7)	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		2,000	(4)	(58)	(62)	23	0
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027	ZAR	5,200	15	10	25	0	(1)
Receive(7)	6-Month EUR-EURIBOR	0.500	Annual	03/18/2022	EUR	64,700	87	241	328	20	0
Receive(7)	6-Month EUR-EURIBOR	0.300	Annual	06/17/2022		11,700	1	11	12	5	0
Pay(7)	6-Month EUR-EURIBOR	0.500	Annual	03/18/2025		2,200	(21)	(30)	(51)	0	(5)
Pay(7)	6-Month EUR-EURIBOR	0.150	Annual	06/17/2025		35,900	(2)	(173)	(175)	0	(89)
Pay(7)	6-Month EUR-EURIBOR	1.310	Annual	06/19/2029		1,600	53	25	78	0	(5)
Pay(7)	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		31,800	(667)	(679)	(1,346)	0	(171)
Receive(7)	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		10,200	376	859	1,235	147	0
Pay(7)	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		$4,900	4	(61)	(57)	0	(27)
Pay(7)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2022	GBP	5,800	(7)	1	(6)	2	0
Pay(7)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2025		14,600	19	(150)	(131)	0	(21)
Pay(7)	6-Month GBP-LIBOR	1.000	Semi-Annual	06/17/2025		11,800	97	(20)	77	0	(22)
Pay(7)	6-Month GBP-LIBOR	1.080	Quarterly	12/03/2039		600	0	(4)	(4)	0	(5)
Receive(7)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050		1,600	39	163	202	34	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	06/19/2021	JPY	520,000	(3)	3	0	0	(1)
Receive	6-Month JPY-LIBOR	0.200	Semi-Annual	06/19/2029		1,600,000	(148)	22	(126)	0	(14)
Receive	6-Month JPY-LIBOR	0.400	Semi-Annual	06/19/2039		350,000	6	(50)	(44)	0	(4)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	06/19/2049		180,000	18	(49)	(31)	0	(2)
							$658	$(401)	$257	$301	$(581)
Total Swap Agreements							$396	$(237)	$159	$310	$(584)

(m)	Securities with an aggregate market value of $688 and cash of $5,558 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	Future styled option.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2020	CAD	3		$2	$0	$0
	01/2020	CLP	252,903		348	12	0
	01/2020	CZK	3,000		131	0	(1)
	01/2020	DKK	54,242		8,045	0	(97)
	01/2020	SEK	26		3	0	0
	01/2020		$11,401	AUD	16,791	385	0
	01/2020		342	DKK	2,320	7	0
	01/2020		367	EUR	330	4	0
	01/2020		477	KRW	566,960	14	0
	02/2020	EUR	123		$137	0	(2)
	03/2020	RON	1,274	EUR	257	0	(8)
	03/2020		$2,831	CNH	20,418	97	0
BPS	01/2020	DKK	1,935		$288	0	(3)
	01/2020	GBP	909		1,192	3	(15)
	01/2020	JPY	169,585		1,555	0	(7)
	01/2020	NOK	6,645		727	0	(30)
	01/2020		$4	CHF	4	0	0
	01/2020		129	CLP	100,230	4	0
	01/2020		3,399	GBP	2,582	22	0
	01/2020		205	KRW	243,950	6	0
	01/2020		63	MXN	1,244	2	0
	01/2020		356	NZD	545	11	0
	02/2020	PEN	2,701		$796	0	(18)
	02/2020	PLN	4,595		1,196	0	(15)
	02/2020		$635	NOK	5,585	1	0
	02/2020		931	TWD	27,787	0	0
	03/2020	RON	1,110	EUR	224	0	(7)
	03/2020		$1	KRW	1,185	0	0
	05/2020		3,445	INR	253,104	61	0
	09/2020	HKD	1,862		$237	0	(2)
BRC	01/2020	JPY	399,075		3,665	4	(13)
	01/2020		$3,452	MXN	69,040	186	0
	02/2020		2,550	JPY	275,500	0	(9)
	03/2020	MYR	3,277		$781	0	(21)
	03/2020		$472	KRW	559,603	13	0
	03/2020		1,930	MYR	7,865	0	(4)
	04/2020	INR	254,702		$3,511	0	(20)
	09/2020		$2,412	HKD	18,916	13	0
BSH	01/2020	BRL	22,300		$5,627	83	0
	01/2020	MXN	98,815		5,106	0	(101)
	01/2020		$5,533	BRL	22,300	11	0
	05/2020		4,260	MXN	83,555	80	0
CBK	01/2020	AUD	323		$221	0	(6)
	01/2020	BRL	31,057		7,630	0	(91)
	01/2020	CLP	143,197		192	1	0
	01/2020	COP	1,622,087		485	0	(8)
	01/2020	DKK	3,530		525	0	(5)
	01/2020	ILS	822		238	0	(1)
	01/2020	MXN	1,800		93	0	(2)
	01/2020	NOK	13,139		1,459	0	(38)
	01/2020		$7,937	BRL	31,057	7	(224)
	01/2020		280	CLP	217,385	10	(1)
	01/2020		95	KRW	112,964	3	0
	02/2020	COP	2,790,429		$811	0	(36)
	02/2020	EUR	760		855	0	0
	02/2020	PEN	3,710		1,108	0	(10)
	02/2020		$4,412	BRL	17,959	48	0
	02/2020		9,138	CAD	12,095	178	0
	03/2020	PEN	3,318		$977	0	(22)
	03/2020	RON	1,118	EUR	225	0	(7)
DUB	03/2020	CNH	3,554		$493	0	(16)
	03/2020		$1,954	CNH	13,959	48	0
	03/2020		6,091	IDR	87,061,427	164	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

GLM	01/2020	BRL	22,554		$5,595	0	(11)
	01/2020	CLP	36,011		48	0	0
	01/2020	MXN	1,900		98	0	(2)
	01/2020		$5,764	BRL	22,554	69	(226)
	01/2020		366	CLP	275,481	3	(3)
	01/2020		10,675	DKK	71,910	119	0
	01/2020		721	MXN	14,515	44	0
	02/2020	COP	2,088,233		$615	0	(19)
	02/2020		$2,281	RUB	146,251	64	0
	03/2020	EUR	239	RON	1,162	2	0
	03/2020	MYR	3,329		$795	0	(20)
	03/2020		$2,380	MYR	9,973	62	0
	04/2020	DKK	69,525		$10,388	0	(113)
HUS	01/2020	BRL	971		237	0	(4)
	01/2020	CAD	961		724	0	(16)
	01/2020	CHF	2,530		2,559	0	(57)
	01/2020	CLP	788,198		1,089	40	0
	01/2020	CZK	2,000		87	0	(1)
	01/2020	DKK	5,325		791	0	(9)
	01/2020	EUR	329		367	0	(2)
	01/2020	GBP	1,868		2,436	0	(39)
	01/2020	KRW	521,453		449	0	(2)
	01/2020	NZD	535		353	0	(7)
	01/2020	RUB	14,205		224	0	(5)
	01/2020		$1,021	AUD	1,487	23	0
	01/2020		241	BRL	970	1	0
	01/2020		979	CLP	730,933	0	(7)
	01/2020		1,862	COP	6,482,201	109	0
	01/2020		4,323	GBP	3,320	85	(9)
	01/2020		233	KRW	277,503	7	0
	01/2020		3,846	RUB	254,190	243	0
	02/2020	EUR	1,983		$2,210	0	(20)
	02/2020	JPY	799,100		7,331	0	(39)
	02/2020	KRW	1,780,723		1,500	0	(42)
	02/2020	SEK	2,925		307	0	(6)
	02/2020		$12,991	CHF	12,761	231	0
	02/2020		3,207	EUR	2,867	17	0
	02/2020		8,971	JPY	972,349	8	(12)
	03/2020	CNH	20,700		$2,906	0	(62)
	03/2020		$3,669	CNH	25,901	45	0
	03/2020		450	KRW	521,453	2	0
	04/2020		3,471	INR	254,702	60	0
JPM	01/2020	DKK	5,430		$804	0	(11)
	01/2020		$1,693	MXN	34,027	102	0
	02/2020	PLN	2,655		$693	0	(7)
	05/2020	INR	126,443		1,755	3	0
MYI	01/2020	AUD	537		369	0	(8)
	01/2020	DKK	4,505		669	0	(7)
	01/2020	NZD	1,454		963	0	(16)
	01/2020	SEK	50		5	0	0
	01/2020		$1,452	CAD	1,930	34	0
	01/2020		1,457	JPY	158,373	1	0
	01/2020		1,089	NOK	9,948	44	0
	02/2020		13,415		123,535	659	0
	02/2020		12,687	SEK	123,195	492	0
	03/2020	RON	1,120	EUR	225	0	(8)
	06/2021		$23		18	0	(2)
NGF	03/2020	TWD	27,742		$917	0	(16)
RYL	01/2020	CLP	303,074		398	0	(5)
	01/2020	MXN	35,271		1,826	0	(35)
	01/2020		$398	CLP	303,074	5	0
	01/2020		75	DKK	500	0	0
	02/2020		256	CAD	340	6	0
	03/2020	CNH	96,767		$13,420	0	(458)
	03/2020	EUR	212	RON	1,029	1	0
	05/2020		$1,798	MXN	35,271	34	0
SCX	01/2020	EUR	657		$731	0	(7)
	01/2020	GBP	369		482	0	(7)
	01/2020	JPY	200,000		1,845	4	0
	01/2020		$1,097	AUD	1,607	31	0
	01/2020		377	CHF	372	7	0
	01/2020		734	NZD	1,128	25	0
	01/2020		369	SEK	3,509	6	0
	02/2020		1,853	PLN	7,264	62	0
	03/2020	CNH	22,952		$3,203	0	(88)
	03/2020	CNY	707		100	0	(1)
	09/2020	HKD	18,830		2,396	0	(18)
SOG	02/2020	NOK	1,740		194	0	(4)
SSB	01/2020		$3,205	AUD	4,652	60	0
	01/2020		3,613	BRL	15,274	184	0
	02/2020		256	JPY	27,900	1	0
	03/2020		1,191	CNY	8,544	34	0
	05/2020	INR	126,661		$1,762	7	0
TOR	01/2020	CLP	102,359		137	1	0
	01/2020		$381	CLP	303,074	22	0
UAG	01/2020		432	AUD	631	11	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

01/2020		250	NZD	388	12	0
02/2020	CHF	153		$156	0	(3)
03/2020	EUR	493	RON	2,399	5	0
Total Forward Foreign Currency Contracts					$4,565	$(2,274)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC AUD versus USD		$0.610	01/09/2020	11,000	$1	$0
	Put - OTC AUD versus USD		0.580	01/17/2020	2,000	0	0
	Put - OTC AUD versus USD		0.600	01/20/2020	3,500	0	0
	Put - OTC AUD versus USD		0.600	02/14/2020	7,000	1	0
	Put - OTC GBP versus USD		1.050	01/31/2020	3,000	0	0
	Call - OTC USD versus CAD	CAD	1.440	01/24/2020	3,000	0	0
	Call - OTC USD versus CAD		1.430	01/31/2020	3,000	0	0
	Call - OTC USD versus JPY	JPY	116.000	01/20/2020	4,500	1	0
	Call - OTC USD versus JPY		118.000	01/23/2020	5,000	1	0
	Call - OTC USD versus MXN	MXN	25.500	01/10/2020	4,400	1	0
	Call - OTC USD versus NOK	NOK	10.800	01/17/2020	4,400	0	0
	Call - OTC USD versus NOK		10.500	01/31/2020	9,000	1	0
	Call - OTC USD versus SEK	SEK	11.200	01/31/2020	14,500	2	0
BPS	Call - OTC USD versus CAD	CAD	1.380	01/15/2020	4,000	0	0
	Call - OTC USD versus CHF	CHF	1.055	01/20/2020	11,500	1	0
	Call - OTC USD versus JPY	JPY	123.500	02/03/2020	3,000	0	0
	Call - OTC USD versus NOK	NOK	11.100	02/03/2020	2,000	0	0
HUS	Put - OTC EUR versus NOK		9.900	01/20/2020	1,650	3	15
	Put - OTC USD versus CNH	CNH	6.900	03/06/2020	10,814	33	36
						$45	$51

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.175%	09/15/2021	1,000	$41	$65
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.779	08/19/2020	1,500	79	138
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.005	06/08/2020	800	32	39
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.984	06/09/2020	400	15	21
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.752	08/23/2021	1,100	82	130
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.733	08/26/2021	1,400	105	170
							$354	$563

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 01/01/2050	$73.000	01/07/2020	21,200	$1	$0
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 01/01/2050	73.000	01/07/2020	8,000	0	0
					$1	$0
Total Purchased Options					$400	$614

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475%	02/19/2020	600	$0	$(1)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.725	02/19/2020	600	(1)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	800	(1)	(1)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	300	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	800	(1)	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	300	0	0
BPS	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	500	(1)	0
	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475	02/19/2020	400	0	(1)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.800	02/19/2020	400	0	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	02/19/2020	500	0	(1)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	300	0	(1)

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	700	(1)	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	500	(1)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	900	(1)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	900	(1)	0
BRC	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	300	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	300	(1)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	1,200	(1)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	1,200	(1)	0
CBK	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	500	(1)	0
	Put - OTC CDX.IG-33 5-Year Index	Sell	1.000	01/15/2020	700	(1)	0
CKL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	400	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.850	02/19/2020	400	(1)	0
DBL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	600	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	600	(1)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	02/19/2020	300	0	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	02/19/2020	300	0	0
FBF	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	600	(1)	0
GST	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	600	(1)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	600	(1)	0
JLN	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	300	0	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	300	0	0
JPM	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	300	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	300	0	0
MEI	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	200	0	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	200	0	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	200	0	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	200	0	0
						$(18)	$(13)

FOREIGN CURRENCY OPTIONS
Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC GBP versus USD		$1.285	01/17/2020	1,370	$(11)	$(1)
	Put - OTC GBP versus USD		1.283	01/24/2020	1,380	(11)	(1)
HUS	Call - OTC USD versus CNH	CNH	7.140	03/06/2020	5,407	(33)	(11)
SCX	Put - OTC USD versus CNH		6.950	01/15/2020	1,716	(5)	(5)
	Call - OTC USD versus CNH		7.080	01/15/2020	1,716	(5)	(1)
						$(65)	$(19)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	1,900	$(24)	$0

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.570%	02/25/2020	6,700	$(15)	$(4)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.570	02/25/2020	6,700	(15)	(17)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.880	09/15/2021	8,300	(41)	(61)
DUB	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.456	08/19/2020	12,500	(79)	(116)
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.540	02/24/2020	5,400	(13)	(2)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.540	02/24/2020	5,400	(13)	(16)
MYC	Put - OTC 1-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Pay	1.600	06/08/2020	19,200	(32)	(36)
	Put - OTC 1-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Pay	1.600	06/09/2020	9,600	(15)	(18)
	Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	0.047	06/29/2020	435,000	(1)	(6)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.448	08/23/2021	9,200	(82)	(127)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.399	08/26/2021	11,600	(105)	(171)
							$(411)	$(574)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor (2)	0.000%	3-Month USD-LIBOR	10/07/2022	4,250	$(4)	$(2)

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

Call - OTC 1-Year Interest Rate Floor (2)	0.000	3-Month USD-LIBOR	10/11/2022	2,000	(2)	(1)
					$(6)	$(3)
Total Written Options					$(524)	$(609)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
									Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.085%	$100	$(3)	$1	$0	$(2)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.085	1,500	(54)	20	0	(34)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.141	1,600	(39)	(8)	0	(47)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.189	500	(10)	(4)	0	(14)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.085	800	(27)	9	0	(18)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.141	900	(23)	(3)	0	(26)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.085	300	(10)	3	0	(7)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.189	1,000	(19)	(9)	0	(28)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.085	1,400	(49)	17	0	(32)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.141	500	(13)	(2)	0	(15)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.141	200	(5)	(1)	0	(6)
							$(252)	$23	$0	$(229)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(4)
									Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	South Africa Government International Bond	1.000%	Quarterly	06/20/2024	1.501%	$400	$(18)	$10	$0	$(8)
JPM	South Africa Government International Bond	1.000	Quarterly	06/20/2023	1.229	200	(10)	8	0	(2)
							$(28)	$18	$0	$(10)

CROSS-CURRENCY SWAPS
										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)		Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	AUD	2,000	$1,380	$0	$27	$27	$0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.172% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/23/2030	EUR	1,500	1,680	(7)	8	1	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	AUD	1,900	1,311	(7)	32	25	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

	Floating rate equal to 3-Month EUR-EURIBOR less 0.181% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	02/18/2030	EUR	700	770	1	13	14	0
MYI	Floating rate equal to 3-Month EUR-EURIBOR less 0.162% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/18/2030		800	894	(5)	8	3	0
								$(18)	$88	$70	$0

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Pay	1-Year ILS-TELBOR	1.018%	Annual	03/01/2024	ILS	21,300	$0	$230	$230	$0
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/ Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.908% (3-Month USD-LIBOR)	Maturity	03/20/2020	$1,200	$7	$(103)	$0	$(96)
GST	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.908% (3-Month USD-LIBOR)	Maturity	03/20/2020	1,000	2	(16)	0	(14)
								$9	$(119)	$0	$(110)
Total Swap Agreements								$(289)	$240	$300	$(349)

(o)	Securities with an aggregate market value of $1,159 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	The underlying instrument has a forward starting effective date.
(3)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(7)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$159	$0	$159
Australia
Corporate Bonds & Notes	0	1,360	0	1,360
Non-Agency Mortgage-Backed Securities	0	656	0	656
Brazil
Corporate Bonds & Notes	0	1,601	0	1,601
Canada
Corporate Bonds & Notes	0	980	0	980
Non-Agency Mortgage-Backed Securities	0	1,334	0	1,334
Sovereign Issues	0	458	0	458
Cayman Islands
Asset-Backed Securities	0	5,923	0	5,923
Corporate Bonds & Notes	0	4,771	0	4,771
China
Corporate Bonds & Notes	0	0	299	299
Sovereign Issues	0	12,520	0	12,520
Denmark
Corporate Bonds & Notes	0	11,810	0	11,810
France
Corporate Bonds & Notes	0	591	0	591
Sovereign Issues	0	14,366	0	14,366
Germany
Corporate Bonds & Notes	0	4,061	0	4,061
Guernsey, Channel Islands
Corporate Bonds & Notes	0	1,256	0	1,256
Hong Kong
Corporate Bonds & Notes	0	214	0	214
India
Corporate Bonds & Notes	0	509	0	509
Sovereign Issues	0	301	0	301
Indonesia
Corporate Bonds & Notes	0	210	0	210
Ireland
Asset-Backed Securities	0	2,313	0	2,313
Corporate Bonds & Notes	0	714	0	714
Israel
Sovereign Issues	0	555	0	555
Italy
Corporate Bonds & Notes	0	2,284	0	2,284
Sovereign Issues	0	11,174	0	11,174
Japan
Corporate Bonds & Notes	0	3,655	0	3,655
Sovereign Issues	0	12,527	0	12,527
Kuwait
Sovereign Issues	0	2,356	0	2,356
Lithuania
Sovereign Issues	0	525	0	525
Luxembourg
Corporate Bonds & Notes	0	1,817	0	1,817
Multinational
Corporate Bonds & Notes	0	889	0	889
Netherlands
Asset-Backed Securities	0	1,625	0	1,625
Corporate Bonds & Notes	0	3,554	0	3,554
Preferred Securities	0	143	0	143
Peru
Sovereign Issues	0	3,650	0	3,650
Qatar
Sovereign Issues	0	4,760	0	4,760
Saudi Arabia
Corporate Bonds & Notes	0	202	0	202
Sovereign Issues	0	2,564	0	2,564
Singapore
Corporate Bonds & Notes	0	914	0	914
Slovenia
Sovereign Issues	0	1,792	0	1,792
Spain
Preferred Securities	0	226	0	226
Sovereign Issues	0	15,041	0	15,041
Sweden
Corporate Bonds & Notes	0	692	0	692
Switzerland
Corporate Bonds & Notes	0	2,613	0	2,613
Sovereign Issues	0	471	0	471
United Arab Emirates
Corporate Bonds & Notes	0	407	0	407
Sovereign Issues	0	3,109	0	3,109
United Kingdom
Corporate Bonds & Notes	0	22,187	0	22,187
Non-Agency Mortgage-Backed Securities	0	10,087	0	10,087
Preferred Securities	0	244	0	244
United States
Asset-Backed Securities	0	11,251	0	11,251
Corporate Bonds & Notes	0	30,548	0	30,548

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

Loan Participations and Assignments	0	1,659	0	1,659
Municipal Bonds & Notes	0	637	0	637
Non-Agency Mortgage-Backed Securities	0	24,481	0	24,481
Preferred Securities	0	555	0	555
U.S. Government Agencies	0	105,693	0	105,693
U.S. Treasury Obligations	0	17,130	0	17,130
Short-Term Instruments
Repurchase Agreements	0	2,111	0	2,111
Argentina Treasury Bills	0	12	7	19
Czech Republic Treasury Bills	0	221	0	221
Japan Treasury Bills	0	4,878	0	4,878
Mexico Treasury Bills	0	999	0	999
U.S. Treasury Bills	0	38	0	38
	$0	$376,383	$306	$376,689
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,103	$0	$0	$6,103
Total Investments	$6,103	$376,383	$306	$382,792
Short Sales, at Value - Liabilities
Canada
Sovereign Issues	$0	$(3,780)	$0	$(3,780)
United States
U.S. Government Agencies	0	(1,322)	0	(1,322)
	$0	$(5,102)	$0	$(5,102)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	853	311	0	1,164
Over the counter	0	5,479	0	5,479
	$853	$5,790	$0	$6,643
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(327)	(588)	0	(915)
Over the counter	0	(3,232)	0	(3,232)
	$(327)	$(3,820)	$0	$(4,147)
Total Financial Derivative Instruments	$526	$1,970	$0	$2,496
Totals	$6,629	$373,251	$306	$380,186

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund	December 31, 2019 (Unaudited)
(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 82.0% ¤
CORPORATE BONDS & NOTES 10.0%
BANKING & FINANCE 7.7%
AerCap Ireland Capital DAC 4.625% due 10/30/2020		$1,500	$1,530
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		900	937
Deutsche Bank AG 4.250% due 10/14/2021		2,800	2,880
ING Bank NV 2.625% due 12/05/2022		800	817
International Lease Finance Corp. 8.250% due 12/15/2020		200	211
Jyske Realkredit A/S 1.000% due 10/01/2050	DKK	29,953	4,428
Lloyds Banking Group PLC 2.728% (US0003M + 0.800%) due 06/21/2021 ~		$300	302
Navient Corp. 5.000% due 10/26/2020		200	203
Nordea Kredit Realkreditaktieselskab 1.000% due 10/01/2050	DKK	7,691	1,136
Nykredit Realkredit A/S 1.000% due 10/01/2050		28,290	4,182
Royal Bank of Scotland Group PLC
3.497% (US0003M + 1.550%) due 06/25/2024 ~		$500	508
4.519% due 06/25/2024 •		300	319
State Bank of India 2.993% (US0003M + 0.950%) due 04/06/2020 ~		1,000	1,001
Toronto-Dominion Bank 2.250% due 03/15/2021		1,200	1,205
UBS AG 2.450% due 12/01/2020		2,800	2,810
UniCredit SpA 7.830% due 12/04/2023		4,100	4,784
			27,253
INDUSTRIALS 1.7%
BAT Capital Corp. 2.499% due 08/14/2020 •		800	802
Broadcom Corp. 2.650% due 01/15/2023		200	201
Broadcom, Inc.
3.125% due 04/15/2021		200	202
3.125% due 10/15/2022		500	509
Dominion Energy Gas Holdings LLC 2.494% (US0003M + 0.600%) due 06/15/2021 ~		200	201
eBay, Inc. 2.750% due 01/30/2023		400	406
Enbridge, Inc. 2.410% (US0003M + 0.400%) due 01/10/2020 ~		1,000	1,000
Hyundai Capital America 2.699% due 09/18/2020 •		2,100	2,105
Microchip Technology, Inc. 3.922% due 06/01/2021		100	102
Mylan NV 3.750% due 12/15/2020		150	153
NXP BV 4.125% due 06/01/2021		200	205
VMware, Inc. 3.900% due 08/21/2027		100	105
			5,991
UTILITIES 0.6%
American Transmission Systems, Inc. 5.250% due 01/15/2022		100	106
AT&T, Inc.
2.657% (US0003M + 0.750%) due 06/01/2021 ~		700	704
2.951% (US0003M + 0.950%) due 07/15/2021 ~		1,100	1,111

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2019 (Unaudited)

Sempra Energy 2.344% (US0003M + 0.450%) due 03/15/2021 ~		400	400
			2,321
Total Corporate Bonds & Notes (Cost $34,854)			35,565
U.S. GOVERNMENT AGENCIES 15.8%
Freddie Mac 2.290% due 07/15/2041 •		897	900
Ginnie Mae
2.165% due 02/20/2049 •		1,880	1,877
2.266% due 08/20/2068 •		767	752
Uniform Mortgage-Backed Security 4.000% due 10/01/2040 - 11/01/2048		35,495	36,914
Uniform Mortgage-Backed Security, TBA 4.000% due 02/01/2050		15,000	15,605
Total U.S. Government Agencies (Cost $55,952)			56,048
U.S. TREASURY OBLIGATIONS 5.7%
U.S. Treasury Inflation Protected Securities (f)
0.625% due 04/15/2023		12,847	13,048
0.625% due 01/15/2026		7,040	7,257
Total U.S. Treasury Obligations (Cost $20,237)			20,305
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.0%
Alliance Bancorp Trust 2.032% due 07/25/2037 •		328	303
Bear Stearns Adjustable Rate Mortgage Trust
4.065% due 02/25/2036 ^~		74	73
4.238% due 07/25/2036 ^~		117	113
4.387% due 08/25/2033 ~		60	60
Countrywide Alternative Loan Trust 3.239% due 02/25/2036 •		164	156
Countrywide Home Loan Mortgage Pass-Through Trust
2.432% due 03/25/2035 •		69	67
3.781% due 09/20/2036 ^~		93	86
6.000% due 04/25/2036		274	219
Hawksmoor Mortgages 1.761% due 05/25/2053 •	GBP	1,533	2,036
Structured Adjustable Rate Mortgage Loan Trust 3.842% due 01/25/2035 ~		$13	13
Structured Asset Mortgage Investments Trust 2.014% due 07/19/2035 •		33	33
Towd Point Mortgage Funding PLC 1.820% due 10/20/2051 •	GBP	1,600	2,132
WaMu Mortgage Pass-Through Certificates Trust 2.122% due 01/25/2045 •		$1,937	1,926
Total Non-Agency Mortgage-Backed Securities (Cost $6,976)			7,217
ASSET-BACKED SECURITIES 4.4%
ACE Securities Corp. Home Equity Loan Trust 3.592% due 06/25/2034 •		107	108
Aircraft Certificate Owner Trust 7.001% due 09/20/2022		64	67
Argent Mortgage Loan Trust 2.272% due 05/25/2035 •		541	520
Argent Securities Trust 1.942% due 07/25/2036 •		381	331
Aurium CLO DAC 0.680% due 10/13/2029 •	EUR	500	558
CIFC Funding Ltd. 2.800% due 10/25/2027 •		$560	559
CIT Mortgage Loan Trust 3.142% due 10/25/2037 •		1,511	1,528
Countrywide Asset-Backed Certificates
1.932% due 05/25/2035 •		64	62
2.042% due 03/25/2037 •		600	571
Evans Grove CLO Ltd. 2.834% due 05/28/2028 •		700	696
Figueroa CLO Ltd. 2.758% due 06/20/2027 •		472	472
First Franklin Mortgage Loan Trust 2.262% due 11/25/2036 •		1,200	1,097
Fremont Home Loan Trust 1.927% due 10/25/2036 •		707	663
Halcyon Loan Advisors Funding Ltd. 2.886% due 04/20/2027 •		288	288
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		558	441
Long Beach Mortgage Loan Trust 2.092% due 01/25/2036 •		1,571	1,487

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2019 (Unaudited)

Loomis Sayles CLO Ltd. 2.901% due 04/15/2028 •		510	508
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	250	279
Mountain View CLO Ltd. 2.801% due 10/15/2026 •		$308	308
Neuberger Berman CLO Ltd. 2.801% due 07/15/2027 •		280	280
OCP CLO Ltd. 2.801% due 07/15/2027 •		226	226
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036		1,859	1,867
TICP CLO Ltd. 2.806% due 04/20/2028 •		250	250
Tralee CLO Ltd. 2.996% due 10/20/2027 •		600	600
Venture CLO Ltd.
2.714% due 02/28/2026 •		614	613
2.881% due 07/15/2027 •		480	479
WhiteHorse Ltd. 2.932% due 04/17/2027 •		769	769
Total Asset-Backed Securities (Cost $14,900)			15,627
SOVEREIGN ISSUES 7.1%
Argentina Government International Bond
4.000% due 03/06/2020 (f)	ARS	3,509	35
15.500% due 10/17/2026		1,490	7
42.836% (BADLARPP + 2.000%) due 04/03/2022 ~		4,288	38
56.589% (ARLLMONP) due 06/21/2020 ~(a)		34,958	316
59.928% (BADLARPP) due 10/04/2022 ~(a)		2,500	44
Autonomous City of Buenos Aires Argentina 51.313% (BADLARPP + 5.000%) due 01/23/2022 ~(a)		2,400	30
Brazil Letras do Tesouro Nacional 0.000% due 07/01/2020 (d)	BRL	31,713	7,723
France Government International Bond 2.000% due 05/25/2048	EUR	800	1,154
Italy Buoni Poliennali Del Tesoro 3.850% due 09/01/2049		500	728
Mexico Government International Bond
6.500% due 06/09/2022	MXN	62,000	3,264
7.250% due 12/09/2021		75,300	4,019
Provincia de Buenos Aires 52.270% (BADLARPP + 3.750%) due 04/12/2025 ~(a)	ARS	1,150	9
Qatar Government International Bond 3.875% due 04/23/2023		$1,000	1,057
Saudi Government International Bond 4.000% due 04/17/2025		1,580	1,706
Spain Government International Bond 2.150% due 10/31/2025	EUR	3,700	4,658
United Kingdom Gilt 3.500% due 01/22/2045	GBP	123	238
Total Sovereign Issues (Cost $25,696)			25,026
		SHARES
COMMON STOCKS 5.5%
COMMUNICATION SERVICES 0.3%
Facebook, Inc. 'A' (b)		5,893	1,210
CONSUMER DISCRETIONARY 1.3%
Amazon.com, Inc. (b)		930	1,718
GrandVision NV		49,701	1,529
Home Depot, Inc.		6,203	1,355
			4,602
HEALTH CARE 1.2%
Audentes Therapeutics, Inc. (b)		23,354	1,398
Medicines Co. (b)		17,216	1,462
Ra Pharmaceuticals, Inc. (b)		31,481	1,477
			4,337
INDUSTRIALS 1.4%
Advanced Disposal Services, Inc. (b)(j)		50,043	1,645
Continental Building Products, Inc. (b)		39,487	1,438

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2019 (Unaudited)

WABCO Holdings, Inc. (b)(j)		12,346	1,673
			4,756
INFORMATION TECHNOLOGY 1.3%
Cypress Semiconductor Corp.		71,946	1,678
Electronic Arts, Inc. (b)		3,102	333
Micron Technology, Inc. (b)		6,203	334
Microsoft Corp.		9,305	1,467
NortonLifeLock, Inc.		11,476	293
salesforce.com, Inc. (b)		3,102	504
			4,609
Total Common Stocks (Cost $19,078)			19,514
PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
Bank of America Corp. 5.875% due 03/15/2028 •(g)		290,000	322
Nationwide Building Society 10.250% ~		7,273	1,599
Total Preferred Securities (Cost $1,706)			1,921
EXCHANGE-TRADED FUNDS 3.0%
iShares Core U.S. Aggregate Bond ETF		93,000	10,450
Total Exchange-Traded Funds (Cost $10,470)			10,450
REAL ESTATE INVESTMENT TRUSTS 2.4%
REAL ESTATE 2.4%
Alexandria Real Estate Equities, Inc.		5,231	845
American Tower Corp. (j)		5,622	1,292
Apartment Investment & Management Co.		15,920	822
Duke Realty Corp.		25,773	894
Equinix, Inc. (j)		1,692	988
Equity Residential (j)		10,992	889
Invitation Homes, Inc.		18,141	544
Simon Property Group, Inc. (j)		3,750	559
Sun Communities, Inc.		6,255	939
Ventas, Inc.		9,738	562
Total Real Estate Investment Trusts (Cost $6,326)			8,334
SHORT-TERM INSTRUMENTS 25.6%
REPURCHASE AGREEMENTS (i) 11.7%			41,303
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.1%
41.333% due 04/03/2020 «~	ARS	3,320	46
43.313% due 06/22/2020 «~		1,240	18
63.547% due 02/26/2020 - 05/13/2020 (c)(d)		12,670	169
			233
CZECH REPUBLIC TREASURY BILLS 0.0%
(0.101)% due 01/10/2020 (d)(e)	CZK	3,000	132
JAPAN TREASURY BILLS 12.8%
(0.204)% due 02/25/2020 - 03/23/2020 (c)(d)	JPY	4,920,100	45,292
MEXICO TREASURY BILLS 0.5%
7.223% due 01/02/2020 - 02/06/2020 (c)(d)	MXN	34,715	1,832
U.S. TREASURY BILLS 0.5%
1.557% due 02/20/2020 - 02/27/2020 (c)(d)(m)		$1,866	1,862

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2019 (Unaudited)

Total Short-Term Instruments (Cost $90,683)		90,654
Total Investments in Securities (Cost $286,878)		290,661
	SHARES
INVESTMENTS IN AFFILIATES 20.4%
MUTUAL FUNDS 18.0% (h)
PIMCO Mortgage Opportunities and Bond Fund	5,868,186	63,611
Total Mutual Funds (Cost $64,237)		63,611
SHORT-TERM INSTRUMENTS 2.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.4%
PIMCO Short-Term Floating NAV Portfolio III	870,886	8,616
Total Short-Term Instruments (Cost $8,614)		8,616
Total Investments in Affiliates (Cost $72,851)		72,227
Total Investments 102.4% (Cost $359,729)		$362,888
Financial Derivative Instruments (k)(l) 1.4%(Cost or Premiums, net $3,209)		4,957
Other Assets and Liabilities, net (3.8)%		(13,583)
Net Assets 100.0%		$354,262

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	1.630%	12/31/2019	01/02/2020	$10,500	U.S. Treasury Bonds 3.000% due 05/15/2045	$(10,636)	$10,500	$10,501
DEU	1.550	12/31/2019	01/02/2020	1,000	U.S. Treasury Bonds 3.625% due 08/15/2043	(1,028)	1,000	1,000
FICC	1.250	12/31/2019	01/02/2020	262	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	(269)	262	262
SAL	1.550	12/31/2019	01/02/2020	19,800	U.S. Treasury Notes 2.000% due 08/15/2025	(20,189)	19,800	19,802
SSB	0.650	12/31/2019	01/02/2020	241	U.S. Treasury Notes 2.000% due 08/31/2021(2)	(246)	241	241
TDM	1.580	12/31/2019	01/02/2020	9,500	U.S. Treasury Inflation Protected Securities 2.125% due 02/15/2041	(9,676)	9,500	9,501
Total Repurchase Agreements						$(42,044)	$41,303	$41,307
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (14.5)%
Uniform Mortgage-Backed Security, TBA	4.000%	02/01/2050	$49,500	$(51,410)	$(51,498)
Total Short Sales (14.5)%				$(51,410)	$(51,498)
(j)	Securities with an aggregate market value of $5,216 have been pledged as collateral as of December 31, 2019 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.
(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
The average amount of borrowings outstanding during the period ended December 31, 2019 was $(65,513) at a weighted average interest rate of 2.083%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note March 2020 Futures	$128.000	02/21/2020	419	$419	$4	$1
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	114.500	02/21/2020	45	45	0	0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2019 (Unaudited)

Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	115.000	02/21/2020	6	6	0	0
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	115.500	02/21/2020	17	17	0	0
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	117.000	02/21/2020	87	87	1	0
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	117.500	02/21/2020	64	64	1	0
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	118.000	02/21/2020	414	414	3	0
Put - CBOT U.S. Treasury 30-Year Bond March 2020 Futures	125.000	02/21/2020	20	20	0	0
					$9	$1
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	2,700.000	03/20/2020	30	$3	$370	$22
Put - CBOE S&P 500	2,800.000	06/19/2020	26	3	346	91
					$716	$113
Total Purchased Options					$725	$114
WRITTEN OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - NYMEX Crude February 2020 Futures	$61.000	01/15/2020	12	$12	$(13)	$(15)
Call - NYMEX Crude February 2020 Futures	61.500	01/15/2020	12	12	(12)	(12)
Call - NYMEX Crude March 2020 Futures	63.000	02/14/2020	24	24	(23)	(26)
Call - NYMEX Crude March 2020 Futures	64.500	02/14/2020	12	12	(9)	(8)
Put - NYMEX Natural Gas March 2020 Futures	1.950	02/25/2020	24	240	(13)	(12)
Put - NYMEX Natural Gas March 2020 Futures	2.000	02/25/2020	12	120	(8)	(8)
Put - NYMEX Natural Gas March 2020 Futures	2.050	02/25/2020	12	120	(9)	(10)
Call - NYMEX Natural Gas March 2020 Futures	2.450	02/25/2020	12	120	(8)	(6)
Call - NYMEX Natural Gas March 2020 Futures	2.500	02/25/2020	12	120	(8)	(5)
					$(103)	$(102)
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOE S&P 500	3,145.000	01/03/2020	4	$0	$(16)	$(35)
Put - CBOE S&P 500	3,145.000	01/03/2020	4	0	(15)	0
Call - CBOE S&P 500	3,170.000	01/10/2020	4	0	(14)	(27)
Put - CBOE S&P 500	3,170.000	01/10/2020	4	0	(13)	(3)
Call - CBOE S&P 500	3,225.000	01/17/2020	4	0	(13)	(13)
Put - CBOE S&P 500	3,225.000	01/17/2020	4	0	(13)	(10)
Call - CBOE S&P 500	3,240.000	01/24/2020	4	0	(15)	(11)
Put - CBOE S&P 500	3,240.000	01/24/2020	4	0	(15)	(15)
Put - CBOE S&P 500	2,600.000	03/20/2020	30	3	(294)	(14)
Put - CBOE S&P 500	2,700.000	06/19/2020	26	3	(275)	(67)
					$(683)	$(195)
Total Written Options					$(786)	$(297)
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum March Futures	03/2020	1	$45	$1	$1	$0
Australia Government 10-Year Bond March Futures	03/2020	14	1,404	(28)	0	(7)
Brent Crude April Futures	02/2020	13	849	2	0	(9)
Brent Crude July Futures	05/2020	1	63	5	0	(1)
Brent Crude March Futures	01/2020	9	594	10	0	(6)
Brent Crude May Futures	03/2020	5	323	34	0	(4)
Call Options Strike @ EUR 114.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	846	5	0	0	0
Call Options Strike @ EUR 139.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	44	0	0	0	0
Canada Government 10-Year Bond March Futures	03/2020	146	15,457	(312)	0	(127)
Cocoa March Futures	03/2020	3	76	(1)	2	0
Cocoa May Futures	05/2020	14	356	5	10	0
Copper May Futures	05/2020	3	211	(1)	0	(3)
Corn March Futures	03/2020	23	446	(1)	0	(1)
Cotton No. 2 March Futures	03/2020	6	207	8	0	(2)
DAX Index March Futures	03/2020	11	4,086	8	0	(23)
E-mini NASDAQ 100 Index March Futures	03/2020	66	11,553	359	24	0
E-mini S&P 500 Index March Futures	03/2020	1	162	(1)	3	0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2019 (Unaudited)

Euro-BTP Italy Government Bond March Futures	03/2020	281	36,044	(18)	0	(26)
Euro-Bund 10-Year Bond March Futures	03/2020	131	25,052	(375)	0	(165)
FTSE 100 Index March Futures	03/2020	20	1,987	45	0	(23)
FTSE/MIB Index March Futures	03/2020	1	131	0	0	(2)
Gas Oil May Futures	05/2020	6	361	16	0	(5)
Gold 100 oz. April Futures	04/2020	1	153	4	0	0
IBEX 35 Index January 2020 Futures January Futures	01/2020	1	107	1	0	(1)
Japan Government 10-Year Bond March Futures	03/2020	7	9,804	(14)	8	(6)
Lead May Futures	05/2020	7	338	(14)	2	(16)
Mini MSCI Emerging Markets Index March Futures	03/2020	111	6,217	47	17	0
New York Harbor May Future	04/2020	4	333	20	0	(3)
New York Harbor ULSD March Futures	02/2020	1	85	7	0	(1)
Nickel March Futures	03/2020	6	505	14	16	(2)
Nickel May Futures	05/2020	1	84	(13)	0	(13)
Nikkei 225 Yen-denominated March Futures	03/2020	8	862	(2)	1	(19)
Platinum April Futures	04/2020	14	684	34	9	0
Put Options Strike @ EUR 157.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	61	1	0	0	0
RBOB Gasoline March Futures	02/2020	9	644	8	0	(12)
RBOB Gasoline May Futures	04/2020	3	237	3	0	(4)
Silver March Futures	03/2020	2	179	5	0	(1)
Soybean Oil March Futures	03/2020	3	63	3	0	(1)
SPI 200 Index March Futures	03/2020	4	463	(13)	0	(10)
STOXX Europe 600 Price Index March Futures	03/2020	1	23	0	0	0
Topix Index Futures March Futures	03/2020	22	3,485	8	12	(24)
U.S. Treasury 10-Year Note March Futures	03/2020	534	68,577	(540)	0	(58)
U.S. Treasury 30-Year Bond March Futures	03/2020	129	20,112	(421)	0	(44)
WTI Crude February Futures	01/2020	12	733	29	0	(7)
WTI Crude March Futures	02/2020	18	1,094	41	0	(12)
WTI Crude May Futures	04/2020	5	300	21	0	(3)
Zinc March Futures	03/2020	8	455	9	9	0
Zinc May Futures	05/2020	6	340	(29)	0	(29)
				$(1,036)	$114	$(670)
SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum May Futures	05/2020	11	$(501)	$4	$4	$0
Arabica Coffee March Futures	03/2020	2	(97)	(4)	2	0
Arabica Coffee May Futures	05/2020	5	(247)	(10)	5	0
CAC 40 Index January Futures	01/2020	1	(67)	0	1	0
Call Options Strike @ USD 65.000 on Brent Crude March 2020 Futures (1)	01/2020	12	(29)	(11)	4	0
Call Options Strike @ USD 66.000 on Brent Crude March 2020 Futures (1)	01/2020	12	(22)	(7)	3	0
Call Options Strike @ USD 68.000 on Brent Crude April 2020 Futures (1)	02/2020	12	(16)	(3)	2	0
Call Options Strike @ USD 68.500 on Brent Crude April 2020 Futures (1)	02/2020	9	(10)	(2)	1	0
Call Options Strike @ USD 69.000 on Brent Crude April 2020 Futures (1)	02/2020	15	(15)	(2)	2	0
Copper March Futures	03/2020	4	(280)	(9)	4	0
Corn May Futures	05/2020	18	(355)	3	0	0
Cotton No. 2 May Futures	05/2020	11	(386)	(21)	3	0
Euro STOXX 50 March Futures	03/2020	66	(2,761)	11	30	0
Euro-Bobl March Futures	03/2020	44	(6,595)	19	18	0
Euro-Buxl 30-Year Bond March Futures	03/2020	18	(4,005)	103	62	0
Euro-Schatz March Futures	03/2020	846	(106,193)	96	52	0
Gas Oil March Futures	03/2020	18	(1,100)	(66)	15	0
Gold 100 oz. February Futures	02/2020	6	(914)	(26)	0	(3)
Hard Red Winter Wheat March Futures	03/2020	7	(170)	(15)	0	(2)
Live Cattle February Futures	02/2020	15	(756)	(4)	3	0
Natural Gas March Futures	02/2020	22	(475)	10	0	0
OMX Stockholm 30 Index January Futures	01/2020	1	(19)	0	0	0
S&P/Toronto Stock Exchange 60 March Futures	03/2020	15	(2,339)	(2)	13	0
Soybean March Futures	03/2020	8	(382)	(13)	0	(1)
Soybean May Futures	05/2020	10	(484)	(4)	0	(2)
Soybean Meal March Futures	03/2020	1	(30)	0	0	0
Sugar No. 11 March Futures	02/2020	15	(225)	(10)	2	0
Sugar No. 11 May Futures	04/2020	23	(349)	(14)	3	0
U.S. Treasury 5-Year Note March Futures	03/2020	513	(60,847)	243	12	0
United Kingdom Long Gilt March Futures	03/2020	15	(2,610)	15	25	(11)
Wheat March Futures	03/2020	28	(782)	(65)	0	(4)
Wheat May Futures	05/2020	6	(169)	(11)	0	(1)
				$205	$266	$(24)
Total Futures Contracts				$(831)	$380	$(694)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2019 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
									Variation Margin(8)
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Altria Group, Inc.	(1.000)%	Quarterly	06/20/2021	0.129%	$900	$(27)	$15	$(12)	$0	$0
Boston Scientific Corp.	(1.000)	Quarterly	06/20/2020	0.042	1,200	(31)	25	(6)	0	0
Cigna Corp.	(1.000)	Quarterly	03/20/2021	0.086	200	(6)	4	(2)	0	0
Kraft Heinz Foods Co.	(1.000)	Quarterly	09/20/2020	0.107	700	(16)	11	(5)	0	0
						$(80)	$55	$(25)	$0	$0
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
										Variation Margin(8)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.132%	EUR	330	$5	$(2)	$3	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
									Variation Margin(8)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-33 5-Year Index	(1.000)%	Quarterly	12/20/2024		$3,600	$(69)	$(26)	$(95)	$1	$0
iTraxx Crossover 32 5-Year Index	(5.000)	Quarterly	12/20/2024	EUR	100	(16)	1	(15)	0	0
						$(85)	$(25)	$(110)	$1	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
									Variation Margin(8)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.HY-33 5-Year Index	5.000%	Quarterly	12/20/2024		$9,900	$779	$194	$973	$0	$(4)
iTraxx Europe Main 32 5-Year Index	1.000	Quarterly	12/20/2024	EUR	300	9	0	9	0	0
						$788	$194	$982	$0	$(4)
INTEREST RATE SWAPS
									Variation Margin(8)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428%	Annual	12/20/2047	$700	$2	$(89)	$(87)	$9	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047	1,499	12	(216)	(204)	20	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047	880	2	(126)	(124)	12	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2025	10,800	(25)	630	605	0	(17)
Receive(7)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026	7,300	83	(271)	(188)	12	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	1,970	112	(106)	6	4	0
Receive(7)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028	13,780	(39)	(676)	(715)	23	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028	1,550	39	107	146	0	(4)
Pay	3-Month USD-LIBOR	1.360	Semi-Annual	09/27/2029	810	(8)	(29)	(37)	0	(3)
Pay	3-Month USD-LIBOR	1.530	Semi-Annual	09/27/2029	810	(3)	(21)	(24)	0	(3)
Pay	3-Month USD-LIBOR	1.345	Semi-Annual	10/04/2029	800	(7)	(35)	(42)	0	(3)
Receive	3-Month USD-LIBOR	1.614	Semi-Annual	10/11/2029	810	(7)	29	22	2	0
Pay	3-Month USD-LIBOR	1.645	Semi-Annual	10/18/2029	810	(7)	(13)	(20)	0	(2)
Pay	3-Month USD-LIBOR	1.565	Semi-Annual	10/25/2029	810	(7)	(18)	(25)	0	(2)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	11/01/2029	800	(7)	(23)	(30)	0	(2)
Pay	3-Month USD-LIBOR	1.670	Semi-Annual	11/01/2029	800	(3)	(14)	(17)	0	(2)
Pay	3-Month USD-LIBOR	1.495	Semi-Annual	11/08/2029	800	(7)	(23)	(30)	0	(2)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2019 (Unaudited)

Pay	3-Month USD-LIBOR	1.655	Semi-Annual	11/08/2029		800	(2)	(17)	(19)	0	(2)
Pay	3-Month USD-LIBOR	1.680	Semi-Annual	11/20/2029		800	(7)	(10)	(17)	0	(2)
Receive	3-Month USD-LIBOR	1.685	Semi-Annual	11/22/2029		800	(6)	22	16	3	0
Receive	3-Month USD-LIBOR	1.733	Semi-Annual	11/29/2029		800	(6)	19	13	3	0
Receive	3-Month USD-LIBOR	1.742	Semi-Annual	12/06/2029		780	(5)	17	12	2	0
Receive	3-Month USD-LIBOR	1.788	Semi-Annual	12/13/2029		770	(5)	14	9	3	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		5,987	117	109	226	19	0
Pay	3-Month USD-LIBOR	1.668	Semi-Annual	12/20/2029		1,470	(10)	(23)	(33)	0	(5)
Pay	3-Month USD-LIBOR	1.798	Semi-Annual	12/20/2029		1,470	(4)	(11)	(15)	0	(5)
Pay	3-Month USD-LIBOR	1.680	Semi-Annual	12/30/2029		1,480	(9)	(23)	(32)	0	(5)
Pay	3-Month USD-LIBOR	1.800	Semi-Annual	12/30/2029		1,480	(4)	(11)	(15)	0	(5)
Receive(7)	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		8,800	541	5	546	4	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		1,860	(187)	347	160	0	(21)
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	06/17/2030	EUR	14,600	(762)	(69)	(831)	0	(80)
Pay(7)	6-Month GBP-LIBOR	0.750	Semi-Annual	06/17/2030	GBP	3,100	(93)	(20)	(113)	0	(25)
Pay	6-Month JPY-LIBOR	1.000	Semi-Annual	03/20/2024	JPY	120,000	46	4	50	1	0
Pay	6-Month JPY-LIBOR	1.500	Semi-Annual	12/20/2044		513,000	113	1,161	1,274	22	0
Receive	28-Day MXN-TIIE	6.420	Lunar	12/09/2021	MXN	68,300	0	20	20	0	0
Receive	28-Day MXN-TIIE	6.525	Lunar	12/09/2021		6,800	0	1	1	0	0
Receive	28-Day MXN-TIIE	6.463	Lunar	06/09/2022		59,700	0	12	12	0	0
							$(153)	$653	$500	$139	$(190)
Total Swap Agreements							$475	$875	$1,350	$140	$(194)
Cash of $5,595 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	Future styled option.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	This instrument has a forward starting effective date.
(8)	Unsettled variation margin liability of $(10) for closed swap agreements is outstanding at period end.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
AZD	03/2020		$129	HKD	1,007	$1	$0
BOA	01/2020	AUD	17,527		$11,900	0	(402)
	01/2020	CZK	1,500		66	0	(1)
	01/2020	JPY	138,700		1,270	0	(7)
	01/2020	MXN	67,978		3,515	0	(68)
	01/2020	NZD	3,846		2,471	0	(118)
	02/2020	PLN	248		63	0	(2)
BPS	01/2020	EUR	1,220		1,353	0	(16)
	01/2020	GBP	467		605	0	(14)
	01/2020	JPY	389,900		3,580	3	(13)
	01/2020		$4,546	CAD	5,981	60	0
	01/2020		2,627	EUR	2,348	8	0
	01/2020		5,261	SEK	49,990	81	(3)
	02/2020	ZAR	44,774		$3,044	0	(138)
	03/2020	IDR	3,125,931		219	0	(6)
BRC	01/2020		$122	ILS	425	1	0
	03/2020	MYR	890		$213	0	(5)
BSH	01/2020	MXN	5,100		264	0	(5)
CBK	01/2020	BRL	13,877		3,408	0	(42)
	01/2020	CLP	751,825		948	0	(52)
	01/2020	JPY	650,200		5,951	0	(36)
	01/2020	MXN	84,893		4,377	0	(98)
	01/2020	PEN	18,565		5,506	0	(95)
	01/2020	RUB	5,493		84	0	(4)
	01/2020		$3,433	BRL	13,877	16	0
	01/2020		255	CLP	194,619	4	0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2019 (Unaudited)

	01/2020		11,296	JPY	1,226,371	0	(7)
	02/2020	COP	30,840		$9	0	0
	02/2020	JPY	1,930,000		17,888	77	0
	02/2020	PEN	5,296		1,583	0	(14)
	02/2020		$3,404	BRL	13,877	43	0
	02/2020		246	MXN	4,766	5	0
	03/2020	KRW	10,370,569		$8,839	0	(151)
	03/2020	PHP	192,568		3,756	0	(33)
	07/2020	BRL	31,713		7,802	0	(17)
FBF	01/2020		$525	CLP	380,574	0	(19)
	03/2020		6,528	INR	471,898	46	0
GLM	01/2020	BRL	13,877		$3,443	0	(7)
	01/2020	EUR	13,406		14,814	0	(230)
	01/2020	MXN	9,318		483	0	(10)
	01/2020		$3,324	BRL	13,877	126	0
	01/2020		2,203	CHF	2,190	61	0
	01/2020		33	CLP	25,913	1	0
	01/2020		9,462	DKK	63,723	103	0
	01/2020		460	MXN	9,013	15	0
	01/2020		2,608	PEN	8,841	60	0
	02/2020	MXN	6,918		$355	0	(9)
	02/2020		$4,075	COP	14,011,887	181	0
	02/2020		1,436	MXN	27,663	20	(2)
	02/2020		161	RUB	10,306	4	0
	03/2020	MYR	42,961		$10,306	0	(213)
	03/2020		$5,533	IDR	78,996,549	142	0
	03/2020		205	SGD	280	3	0
	04/2020	DKK	63,723		$9,521	0	(103)
HUS	01/2020	CAD	369		281	0	(3)
	01/2020	CZK	1,500		66	0	(1)
	01/2020	EUR	1,390		1,545	0	(15)
	01/2020	NOK	2,565		280	0	(13)
	01/2020		$66	CLP	51,744	3	0
	01/2020		3,175	EUR	2,860	35	0
	01/2020		4,742	MXN	92,195	116	0
	01/2020		538	RUB	34,421	16	0
	01/2020		2,225	SEK	21,140	32	0
	02/2020	CLP	3,021,506		$3,812	0	(209)
	02/2020	MXN	19,580		1,027	0	(3)
	02/2020	PLN	10,214		2,627	0	(65)
	02/2020		$2,215	MXN	42,229	5	0
	03/2020	INR	23,024		$319	0	(2)
	03/2020		$3,202	KRW	3,798,821	91	0
IND	01/2020	NOK	14,545		$1,618	0	(38)
	01/2020		$1,774	SEK	16,625	2	0
	02/2020		1,253	MXN	24,344	27	0
JPM	01/2020	BRL	1,384		$360	16	0
	01/2020		$343	BRL	1,384	1	0
	01/2020		947	CAD	1,243	11	0
	01/2020		519	PEN	1,754	10	0
	02/2020		2,644	PLN	10,511	127	0
	03/2020	PHP	7,290		$143	0	0
	03/2020		$116	IDR	1,641,980	2	0
MYI	01/2020	DKK	90		$13	0	0
	01/2020	GBP	299		387	0	(10)
	01/2020		$1,474	NZD	2,229	26	0
	02/2020		2,952	ZAR	43,545	144	0
	03/2020		2,078	RUB	135,005	80	0
RBC	01/2020	CHF	251		$252	0	(7)
RYL	01/2020	NOK	22,135		2,422	0	(99)
	03/2020	CNH	2,574		359	0	(10)
	03/2020	HKD	2,451		313	0	(1)
	03/2020		$856	KRW	1,006,322	16	0
	03/2020		5,420	MYR	22,632	121	0
SCX	01/2020	SEK	1,640		$172	0	(3)
	01/2020		$5,197	NZD	7,921	135	0
	02/2020		3,224	EUR	2,876	11	0
	03/2020		181	CNY	1,274	2	0
SOG	03/2020	HKD	2,466		$315	0	(1)
SSB	01/2020	CAD	3,004		2,266	0	(48)
	01/2020	CHF	1,342		1,361	0	(26)
	01/2020	JPY	321,100		2,968	12	0
	01/2020		$7,442	NOK	68,245	332	0
	02/2020	MXN	19,557		$1,023	0	(5)
	02/2020		$723	MXN	13,805	3	0
	03/2020		385	INR	27,683	1	0
TOR	01/2020	CAD	1,653		$1,246	0	(27)
	01/2020		$3,592	CLP	2,804,987	139	0
UAG	01/2020	DKK	63,797		$9,424	0	(152)
	01/2020	NZD	3,846		2,473	0	(116)
	01/2020		$4,433	AUD	6,490	122	0
	01/2020		3,239	RUB	213,322	192	0
	02/2020	JPY	1,950,000		$18,084	89	0
	03/2020	TWD	8,358		276	0	(5)
Total Forward Foreign Currency Contracts						$2,980	$(2,799)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2019 (Unaudited)

PURCHASED OPTIONS:
BARRIER OPTIONS ON INDICES
Counterparty	Description	Barrier Value	Expiration Date	# of Contracts	Cost	Market Value
MYI	Put - OTC S&P 500 U&I @ 2,683.000	10Y USISDA 2.677	03/20/2020	2,980	$69	$0
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	124,100	$4,913	$5
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
FAR	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	$108.500	02/05/2020	4,300	$0	$0
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2050	74.000	01/07/2020	43,500	2	0
					$2	$0
STRADDLE OPTIONS
Counterparty	Description	Exercise Level(2)	Expiration Date	Notional Amount(1)	Cost(2)	Market Value
BOA	Call - OTC 1-Year vs. 30-Year Forward Volatility Agreement	0.000%	02/13/2020	8,300	$831	$903
Total Purchased Options					$5,815	$908
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425%	03/18/2020	1,800	$(1)	$(2)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	800	(1)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	1,800	(2)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	800	(1)	0
BPS	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	600	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	600	(1)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	02/19/2020	900	0	(1)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	600	0	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	1,500	(2)	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	1,100	(2)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	1,400	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,400	(2)	0
BRC	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	600	0	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	600	(1)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	3,000	(2)	(3)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	3,000	(4)	(1)
DBL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	1,200	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	1,200	(2)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	02/19/2020	1,000	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	02/19/2020	1,000	(1)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	600	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	600	(1)	0
GST	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	1,300	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,300	(1)	0
JLN	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	700	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	700	(1)	0
JPM	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	700	(1)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	700	(1)	0
MEI	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	600	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	600	(1)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	800	(1)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	800	(1)	0
						$(33)	$(26)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2019 (Unaudited)

FOREIGN CURRENCY OPTIONS
Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC USD versus MXN	MXN	19.269	01/08/2020	1,000	$(8)	$0
	Put - OTC USD versus MXN		19.269	01/08/2020	1,000	(8)	(19)
	Call - OTC USD versus MXN		19.032	01/15/2020	1,000	(7)	(3)
	Put - OTC USD versus MXN		19.032	01/15/2020	1,000	(7)	(8)
BPS	Call - OTC EUR versus USD		$1.115	01/16/2020	1,100	(5)	(11)
	Put - OTC EUR versus USD		1.115	01/16/2020	1,100	(5)	(2)
CBK	Call - OTC USD versus MXN	MXN	19.574	01/02/2020	1,000	(9)	0
	Put - OTC USD versus MXN		19.574	01/02/2020	1,000	(8)	(35)
GLM	Call - OTC EUR versus USD		$1.112	01/03/2020	1,100	(6)	(11)
	Put - OTC EUR versus USD		1.112	01/03/2020	1,100	(6)	0
	Call - OTC USD versus MXN	MXN	18.956	01/22/2020	1,000	(6)	(6)
	Put - OTC USD versus MXN		18.956	01/22/2020	1,000	(6)	(6)
HUS	Call - OTC EUR versus USD		$1.115	01/09/2020	1,100	(6)	(9)
	Put - OTC EUR versus USD		1.115	01/09/2020	1,100	(6)	(1)
MYI	Call - OTC EUR versus USD		1.111	01/23/2020	1,100	(6)	(15)
	Put - OTC EUR versus USD		1.111	01/23/2020	1,100	(6)	(2)
						$(105)	$(128)
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date(3)	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	11,400	$(100)	$0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	6,400	(291)	(9)
JPM	Cap - OTC YOY CPURNSA	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020	8,600	(23)	23
	Cap - OTC YOY CPURNSA	233.707	Maximum of [(3 + 0.000%) - (Final Index/Initial Index)] or 0	04/10/2020	8,600	(23)	23
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	11,700	(132)	0
	Floor - OTC YOY CPURNSA	238.643	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	5,200	(96)	0
						$(665)	$37
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.779%	01/15/2020	1,440	$(4)	$(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.896	01/15/2020	1,440	(9)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.896	01/15/2020	1,440	(9)	(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.013	01/15/2020	1,440	(3)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.768	01/22/2020	1,440	(4)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.890	01/22/2020	1,440	(9)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.890	01/22/2020	1,440	(9)	(10)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.012	01/22/2020	1,440	(3)	(3)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.588	01/02/2020	1,420	(4)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.718	01/02/2020	1,420	(10)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.718	01/02/2020	1,420	(10)	(25)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.848	01/02/2020	1,420	(4)	(8)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.620	01/08/2020	1,420	(4)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	01/08/2020	1,420	(10)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750	01/08/2020	1,420	(10)	(22)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.880	01/08/2020	1,420	(4)	(8)
							$(106)	$(107)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2019 (Unaudited)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor(4)	0.000%	10-Year USD-ISDA – 2-Year USD-ISDA	01/02/2020	55,800	$(43)	$0
Total Written Options						$(952)	$(224)
SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Pay	CBOT Wheat May Futures	$5.350	Maturity	04/24/2020	30,000	$0	$(8)	$0	$(8)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(5)
										Swap Agreements, at Value(8)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(6)		Notional Amount(7)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
HUS	Brazil Government International Bond	1.000%	Quarterly	03/20/2020	0.275%		$1,900	$5	$(1)	$4	$0
JPM	Deutsche Bank AG	1.000	Quarterly	12/20/2021	2.305	EUR	400	(83)	72	0	(11)
								$(78)	$71	$4	$(11)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(5)
								Swap Agreements, at Value(8)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(7)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$1,503	$(33)	$46	$13	$0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,600	(47)	64	17	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	597	(19)	26	7	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	8,800	(423)	538	115	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	8,400	(534)	644	110	0
MEI	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	11,900	(618)	774	156	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	7,100	(235)	313	78	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,800	(81)	112	31	0
						$(1,990)	$2,517	$527	$0
INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Pay	3-Month KRW-KORIBOR	1.430%	Quarterly	07/01/2029	KRW	100	$0	$0	$0	$0
TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/ Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	DWRTFT Index	143	1.995% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/13/2020		$1,603	$0	$(38)	$0	$(38)
	Pay	DWRTFT Index	212	1.977% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/22/2020		2,436	0	4	4	0
	Receive	NDUEACWF Index	218,477	1.710%(3-Month USD-LIBOR less a specified spread)	Quarterly	10/07/2020		61,679	0	(176)	0	(176)
FBF	Pay	Swiss Market Index	420	0.000%	Maturity	03/20/2020	CHF	4,377	0	(44)	0	(44)
	Pay	DWRTFT Index	87	2.027% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/05/2020		$999	0	2	2	0
JPM	Receive	JMABDEWE Index(11)	3,494	0.300%	Monthly	02/14/2020		4,071	0	84	84	0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2019 (Unaudited)

	Receive	JP1RTLT Index	92,133	1.917%(1-Month USD-LIBOR plus a specified spread)	Monthly	08/26/2020	4,370	0	(6)	0	(6)
	Receive	JP1INDT Index	119,248	2.065% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/21/2020	7,364	0	(5)	0	(5)
	Receive	JP1INDT Index	56,825	2.230% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/21/2020	3,509	0	(1)	0	(1)
MEI	Receive	NDUEACWF Index	450,182	1.606%(3-Month USD-LIBOR less a specified spread)	Quarterly	08/26/2020	122,769	0	4,250	4,250	0
MYI	Receive	NDUEACWF Index	1,598	1.576%(3-Month USD-LIBOR less a specified spread)	Quarterly	08/12/2020	436	0	15	15	0
								$0	$4,085	$4,355	$(270)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/ Receive(9)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Pay	iBoxx USD Investment Grade Corporate Bond ETF	52,142	1.917% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/26/2020	$6,700	$0	$21	$21	$0
GST	Pay	Amazon.com, Inc.	930	2.637% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/13/2020	1,638	0	(79)	0	(79)
	Pay	Electronic Arts, Inc.	3,102	2.637% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/13/2020	324	0	(9)	0	(9)
	Pay	Facebook, Inc.	5,893	2.637% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/13/2020	1,144	0	(64)	0	(64)
	Pay	Home Depot, Inc.	6,203	2.637% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/13/2020	1,328	0	(25)	0	(25)
	Pay	Micron Technology, Inc.	6,203	2.637% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/13/2020	318	0	(16)	0	(16)
	Pay	Microsoft Corp.	9,305	2.637% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/13/2020	1,438	0	(28)	0	(28)
	Pay	NortonLifeLock, Inc.	11,476	2.637% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/13/2020	298	0	6	6	0
	Pay	Salesforce.Com, Inc	3,102	2.637% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/13/2020	500	0	(4)	0	(4)
	Pay	iBoxx USD Investment Grade Corporate Bond ETF	125,441	1.959% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/05/2020	16,051	0	26	26	0
JPM	Pay	iShares Core US Aggregate Bond ETF	93,000	2.518% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/09/2020	10,470	0	36	36	0
								$0	$(136)	$89	$(225)
VOLATILITY SWAPS
									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Pay	GOLDLNPM Index(10)	7.023%	Maturity	07/29/2020	$6,604	$0	$353	$353	$0
	Pay	GOLDLNPM Index(10)	7.840	Maturity	09/09/2020	357	0	22	22	0
JPM	Receive	GOLDLNPM Index(10)	3.861	Maturity	07/29/2020	5,929	0	(155)	0	(155)
	Receive	GOLDLNPM Index(10)	3.976	Maturity	07/29/2020	675	0	(18)	0	(18)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2019 (Unaudited)

Receive	GOLDLNPM Index(10)	4.268	Maturity	09/09/2020	357	0	(10)	0	(10)
						$0	$192	$375	$(183)
Total Swap Agreements						$(2,068)	$6,721	$5,350	$(697)
(m)	Securities with an aggregate market value of $1,043 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(3)	YOY options may have a series of expirations.
(4)	The underlying instrument has a forward starting effective date.
(5)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(6)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(8)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(9)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.
(10)	Variance Swap
(11)The following table represents the individual positions within the total return swap as of December 31, 2019:
Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount	Referenced Commodity – Short Futures Contracts	% of Index	Notional Amount
Brent Crude March 2020 Futures	10.2%	$417	Aluminum February 2022 Futures	2.3%	$94
LME - Copper February 2022 Futures	2.3	95	Arabica Coffee March 2020 Futures	1.2	49
Nickel February 2020 Futures	2.3	93	Cocoa March 2020 Futures	1.3	52
RBOB Gasoline February 2020 Futures	4.4	180	Corn March 2020 Futures	5.9	238
Soybean Meal March 2020 Futures	5.9	240	ICE - Natural Gas February 2020 Futures	2.1	85
Soybeans March 2020 Futures	8.1	329	Lean Hogs February 2020 Futures	1.2	50
			New York Harbor ULSD February 2020 Futures	8.9	364
			NYMEX - Natural Gas February 2022 Futures	2.2	89
			Wheat March 2020 Futures	5.9	240
			Zinc February 2020 Futures	2.3	94
Total Long Futures Contracts		$1,354	Total Short Futures Contracts		$1,355

Cash	33.5%	$1,362
		$2,716
Total Notional Amount					$4,071
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:
Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2019 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$27,253	$0	$27,253
Industrials	0	5,991	0	5,991
Utilities	0	2,321	0	2,321
U.S. Government Agencies	0	56,048	0	56,048
U.S. Treasury Obligations	0	20,305	0	20,305
Non-Agency Mortgage-Backed Securities	0	7,217	0	7,217
Asset-Backed Securities	0	15,627	0	15,627
Sovereign Issues	0	25,026	0	25,026
Common Stocks
Communication Services	1,210	0	0	1,210
Consumer Discretionary	4,602	0	0	4,602
Health Care	4,337	0	0	4,337
Industrials	4,756	0	0	4,756
Information Technology	4,609	0	0	4,609
Preferred Securities
Banking & Finance	0	1,921	0	1,921
Exchange-Traded Funds	10,450	0	0	10,450
Real Estate Investment Trusts
Real Estate	8,334	0	0	8,334
Short-Term Instruments
Repurchase Agreements	0	41,303	0	41,303
Argentina Treasury Bills	0	169	64	233
Czech Republic Treasury Bills	0	132	0	132
Japan Treasury Bills	0	45,292	0	45,292
Mexico Treasury Bills	0	1,832	0	1,832
U.S. Treasury Bills	0	1,862	0	1,862
	$38,298	$252,299	$64	$290,661
Investments in Affiliates, at Value
Mutual Funds	63,611	0	0	63,611
Short-Term Instruments
Central Funds Used for Cash Management Purposes	8,616	0	0	8,616
	$72,227	$0	$0	$72,227
Total Investments	$110,525	$252,299	$64	$362,888
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(51,498)	$0	$(51,498)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	380	254	0	634
Over the counter	0	9,238	0	9,238
	$380	$9,492	$0	$9,872
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(796)	(389)	0	(1,185)
Over the counter	0	(3,720)	0	(3,720)
	$(796)	$(4,109)	$0	$(4,905)
Total Financial Derivative Instruments	$(416)	$5,383	$0	$4,967
Totals	$110,109	$206,184	$64	$316,357

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO GNMA and Government Securities Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 168.3% ¤

CORPORATE BONDS & NOTES 0.0%

BANKING & FINANCE 0.0%

Preferred Term Securities Ltd. 2.788% (US0003M + 0.860%) due 07/03/2033 ~	$226	$217

INDUSTRIALS 0.0%

Interpublic Group of Cos., Inc. 3.500% due 10/01/2020	90	91
Total Corporate Bonds & Notes (Cost $266)		308

U.S. GOVERNMENT AGENCIES 156.4%

Fannie Mae
0.200% due 02/25/2043 ●(a)	795	6
1.973% due 10/25/2046 ~(a)	182	10
1.987% due 01/25/2022 ~(a)	2,198	43
1.995% due 04/25/2046 ~(a)	440	23
2.049% due 07/25/2052 ~(a)	585	31
2.092% due 12/25/2048 ●	5,408	5,379
2.125% due 07/25/2044 ~(a)	652	38
2.139% due 07/25/2044 ~(a)	750	45
2.173% due 10/25/2042 ●	562	488
2.239% due 04/25/2055 ~(a)	949	46
2.242% due 01/25/2045 ~(a)	581	26
2.242% due 02/25/2049 ●	1,493	1,492
2.258% due 03/25/2045 ~(a)	529	27
2.285% due 08/25/2055 ~(a)	610	36
2.297% due 08/25/2054 ~(a)	839	53
2.454% due 07/25/2045 ~(a)	2,384	152
2.458% due 09/25/2045 ~(a)	579	38
2.480% due 08/25/2044 ~(a)	482	27
2.492% due 10/25/2037 ●	1,529	1,541
2.600% due 09/01/2024 (f)	6,700	6,762
3.000% due 09/25/2039 - 12/25/2048 (a)	10,803	941
3.000% due 03/25/2043 - 05/01/2058	9,560	9,764
3.500% due 08/25/2043 - 04/25/2046 (a)	1,364	122
3.505% due 08/01/2049 ●	8,371	8,609
3.575% due 02/01/2026	1,000	1,061
3.750% due 02/01/2029	3,776	4,129
3.820% due 01/01/2029	1,314	1,439
4.000% due 09/01/2020 - 07/01/2034	2,590	2,735
4.000% due 06/25/2044 (a)	194	24
4.208% due 11/25/2049 ●(a)	734	161
4.358% due 08/25/2042 ●(a)	1,199	160
4.402% due 05/01/2038 ●	2,011	2,109
4.408% due 11/25/2044 ●(a)	5,350	958
4.482% due 10/01/2037 ●	3,475	3,664
4.500% due 07/01/2022 - 09/01/2048	1,860	1,932
4.500% due 06/25/2024 (a)	6	0
4.548% due 09/01/2041 ●	796	837
4.622% due 01/01/2036 ●	596	629
4.805% due 05/01/2035 ●	285	302
4.915% due 02/01/2042 ●	360	374
5.000% due 01/01/2033 - 10/01/2036	75	77
5.387% due 10/25/2045 ●	780	902
5.500% due 12/01/2032 - 10/01/2038	263	274
5.800% due 02/01/2035	22	22
6.000% due 04/01/2032 - 10/01/2048	196	210
6.500% due 09/01/2036	118	124
6.500% due 04/25/2038 (a)	105	26
Freddie Mac
0.000% due 05/15/2033 - 10/15/2058 (b)(d)	10,343	8,467
0.788% due 01/25/2020 ~(a)	3,950	0
0.979% due 11/25/2022 ~(a)	7,128	166
1.149% due 04/25/2021 ~(a)	20,969	246
1.831% due 10/15/2037 ~(a)	181	7
2.027% due 11/25/2021 ●	264	264
2.047% due 09/25/2021 ●	89	89
2.107% due 10/15/2037 ~(a)	67	3
2.131% due 10/15/2037 - 04/15/2038 ●	3,944	3,924
2.222% due 05/15/2037 ~(a)	155	8
2.240% due 06/15/2042 ●	1,879	1,886

Schedule of Investments PIMCO GNMA and Government Securities Fund	December 31, 2019 (Unaudited)

2.266% due 01/25/2050 ●	582	582
2.317% due 10/15/2041 ~(a)	340	20
2.334% due 11/15/2038 ~(a)	532	32
2.373% due 08/15/2041 ~(a)	174	10
2.485% due 03/15/2037 ~(a)	186	12
2.500% due 01/01/2028 - 02/01/2033	6,599	6,678
2.500% due 01/15/2040 (a)	2,688	191
2.529% due 02/15/2038 ~(a)	401	26
2.547% due 06/15/2038 ~(a)	338	25
2.561% due 11/15/2036 ~(a)	462	32
2.622% due 08/15/2036 ~(a)	337	23
2.700% due 08/01/2023	2,500	2,504
3.000% due 01/01/2033 - 01/01/2048	7,133	7,291
3.000% due 02/15/2033 - 09/15/2048 (a)	3,548	297
3.254% due 04/25/2023 ~	3,571	3,650
3.500% due 01/15/2043 - 08/15/2045 (a)	2,445	334
3.500% due 07/01/2047 - 03/01/2049	2,905	3,015
3.989% due 11/01/2036 ●	515	542
4.000% due 12/01/2020 - 12/01/2048	12,321	13,057
4.000% due 11/15/2042 (a)	1,573	232
4.248% due 11/01/2041 ●	2,195	2,300
4.280% due 09/01/2034 ●	1,141	1,210
4.500% due 04/15/2022 - 12/15/2024 (a)	87	1
4.500% due 04/01/2025 - 01/01/2036	91	96
4.501% due 10/01/2039 ●	2,056	2,162
5.000% due 07/01/2033 - 03/01/2041	132	139
5.000% due 03/01/2049 (f)	5,303	5,851
5.200% due 05/01/2031 ●	6	7
5.500% due 09/01/2034 - 03/01/2041	331	350
6.000% due 08/01/2023	6	6
6.010% due 02/15/2027 ●(a)	796	112
7.361% due 10/15/2035 ●	392	450
7.500% due 08/15/2029 (a)	3	1
7.757% due 05/15/2035 ●	595	689
9.235% due 05/15/2041 ●	3,527	4,481
Ginnie Mae
0.000% due 12/20/2032 - 12/20/2040 (b)(d)	5,506	4,969
0.000% due 10/16/2042 - 01/16/2052 ~(a)	11,302	3
0.000% due 11/20/2048	4,177	4,407
0.086% due 01/16/2044 ~(a)	3,146	0
0.313% due 08/16/2052 ~(a)	15,223	138
0.540% due 11/16/2043 ~(a)	13,131	256
1.368% due 12/20/2045 ~(a)	438	12
1.491% due 09/20/2045 ~(a)	1,163	47
1.520% due 08/20/2045 ~(a)	384	12
1.600% due 11/20/2045 ~(a)	813	25
1.730% due 06/20/2043 ~(a)	691	26
1.744% due 06/20/2042 ~(a)	896	30
1.794% due 06/20/2042 ~(a)	822	29
2.144% due 10/20/2066 ●	288	287
2.165% due 02/20/2049 ●	11,546	11,527
2.215% due 11/20/2049 ●	11,960	11,955
2.274% due 01/20/2062 ●	6	6
2.354% due 09/20/2062 ●	76	76
2.380% due 02/20/2060 ●	8,467	8,511
2.454% due 08/20/2061 - 11/20/2065 ●	5,927	5,946
2.474% due 03/20/2062 - 10/20/2065 ●	2,471	2,482
2.494% due 09/20/2063 ●	3,325	3,337
2.500% due 09/20/2027 (a)	2,962	183
2.500% due 06/15/2043 - 08/15/2043	620	623
2.524% due 10/20/2061 - 09/20/2065 ●	6,618	6,653
2.574% due 05/20/2066 - 06/20/2066 ●	8,001	8,051
2.691% due 03/20/2058 ●	3,168	3,203
2.790% due 05/20/2061 ●	2,581	2,612
3.000% due 11/20/2026 - 08/20/2049	32,670	33,517
3.000% due 01/20/2029 - 02/20/2043 (a)	6,366	462
3.000% due 07/20/2046 (f)	4,256	4,392
3.074% due 09/20/2063 ●	2,115	2,144
3.117% due 05/20/2061 ●	1,450	1,480
3.150% due 11/15/2042 - 12/20/2042	634	650
3.250% due 05/15/2042	1,001	1,037
3.250% due 08/20/2045 ●	789	813
3.500% due 09/15/2040 - 09/20/2049	92,015	96,434
3.500% due 08/20/2042 - 09/20/2046 (a)	2,082	305
3.500% due 02/20/2048 - 12/20/2049 (f)	36,663	38,206
3.740% due 04/20/2042	165	169
3.750% due 06/20/2045 - 12/20/2045	3,983	4,174
3.832% due 04/20/2061 ●	3,803	3,950
3.875% due 06/20/2038 ●	95	99
4.000% due 04/15/2025 - 09/20/2049	65,850	69,268
4.000% due 02/20/2030 - 01/20/2034 ●	338	344
4.000% due 10/20/2043 (a)	280	25
4.000% due 07/20/2047 - 10/20/2049 (f)	87,765	91,417
4.050% due 04/15/2040 - 12/15/2040	2,583	2,720
4.353% due 01/20/2031 ~	5,577	5,830
4.490% due 02/20/2040	217	224

Schedule of Investments PIMCO GNMA and Government Securities Fund	December 31, 2019 (Unaudited)

4.500% due 04/15/2030 - 12/20/2049	62,878	66,731
4.500% due 06/15/2040 - 11/20/2047 (f)	26,403	28,235
4.790% due 02/20/2040	121	127
4.875% due 08/15/2039 - 10/15/2040	398	426
5.000% due 12/20/2032 - 12/20/2049	28,125	30,132
5.000% due 08/20/2048 (f)	5,574	5,896
5.250% due 05/15/2033 - 08/20/2039	727	782
5.270% due 06/15/2034	204	219
5.347% due 09/20/2045 ●	519	590
5.380% due 08/15/2034	79	85
5.475% due 06/15/2035	173	186
5.500% due 05/15/2023 - 09/20/2049	17,633	19,093
5.500% due 09/20/2038 (f)	517	547
5.520% due 06/15/2034 - 02/15/2035	412	444
5.530% due 05/15/2035	130	139
5.570% due 03/15/2035	88	95
5.680% due 12/15/2034	207	225
5.720% due 12/15/2034	177	192
5.730% due 12/15/2034	80	87
5.750% due 04/15/2033 - 09/15/2033	10	11
5.820% due 04/15/2034 - 12/15/2034	172	187
5.870% due 10/15/2034	116	127
5.875% due 10/15/2033	145	159
5.930% due 10/15/2034	151	165
5.970% due 08/15/2034	66	72
6.000% due 05/15/2023 - 04/20/2048	12,474	14,024
6.020% due 01/15/2034	78	86
6.075% due 01/15/2034	165	182
6.250% due 01/15/2029 - 03/15/2029	36	39
6.500% due 09/15/2023 - 08/20/2048	2,826	3,125
6.700% due 07/20/2026	19	19
6.940% due 11/20/2022	17	18
7.000% due 11/15/2022 - 12/20/2038	1,747	1,867
7.100% due 10/20/2025	11	11
7.150% due 01/15/2023	6	6
7.250% due 12/15/2025 - 11/15/2027	5	5
7.500% due 09/15/2021 - 10/15/2035	757	790
7.750% due 07/15/2020 - 10/15/2026	12	12
8.000% due 02/15/2022 - 07/15/2031	315	340
8.500% due 03/15/2022 - 07/15/2030	3	3
9.000% due 12/15/2021 - 06/15/2027	11	10
Ginnie Mae, TBA
2.500% due 01/01/2050	2,000	2,009
3.000% due 01/01/2050 - 02/01/2050	158,450	162,516
3.500% due 01/01/2050	191,650	197,526
4.000% due 01/01/2050	18,250	18,919
4.500% due 01/01/2050	6,000	6,379
5.000% due 01/01/2050	13,350	14,177
Uniform Mortgage-Backed Security
2.000% due 07/01/2028 - 09/01/2028	1,648	1,639
2.500% due 01/01/2033 - 04/01/2048	2,329	2,316
3.000% due 04/01/2031 - 12/01/2049	52,312	53,283
3.000% due 08/01/2049 (f)	7,434	7,559
3.500% due 09/01/2039 - 03/01/2048	11,319	11,933
4.000% due 05/01/2033 - 03/01/2049	58,386	61,805
4.000% due 04/01/2048 (f)	530	555
4.500% due 01/01/2026 - 01/01/2049	10,351	11,121
4.500% due 12/01/2047 (f)	19,542	20,671
5.000% due 04/01/2027 - 05/01/2049	3,559	3,818
5.500% due 02/01/2027 - 11/01/2039	238	265
6.000% due 07/01/2036 - 11/01/2040	2,301	2,636
Uniform Mortgage-Backed Security, TBA
2.500% due 02/01/2050	8,650	8,544
3.000% due 02/01/2050	1,200	1,216
3.500% due 01/01/2050	1,000	1,028
4.000% due 01/01/2035	500	522
5.000% due 01/01/2050	5,350	5,721
5.500% due 01/01/2050	3,000	3,230
Total U.S. Government Agencies (Cost $1,335,515)		1,337,259

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.9%

Bear Stearns Structured Products, Inc. Trust 4.001% due 01/26/2036 ^~	1,461	1,310
BX Commercial Mortgage Trust 2.490% due 11/15/2035 ●	5,991	5,993
Credit Suisse First Boston Mortgage Securities Corp. 2.668% due 03/25/2032 ~	10	10
Credit Suisse Mortgage Capital Trust 4.789% due 05/27/2053 ~	1,666	1,831
JPMorgan Mortgage Trust 2.692% due 12/25/2049 ●	14,904	14,895
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	2,723	2,833
3.498% due 10/25/2041 «	3,050	3,160
4.250% due 09/29/2046 «	5,236	5,668

Schedule of Investments PIMCO GNMA and Government Securities Fund	December 31, 2019 (Unaudited)

La Hipotecaria Panamanian Mortgage Trust
2.750% due 09/08/2039 «●	9,728	9,808
3.508% due 11/24/2042 «●	3,855	3,991
Mortgage Equity Conversion Asset Trust
2.030% due 05/25/2042 ●	19,945	18,755
2.260% due 02/25/2042 ●	7,230	6,907
Structured Asset Mortgage Investments Trust 2.424% due 09/19/2032 ●	16	16
UBS-Barclays Commercial Mortgage Trust 1.119% due 04/10/2046 ~(a)	25,039	742
Wells Fargo Commercial Mortgage Trust 1.757% due 10/15/2045 ~(a)	9,457	371
Total Non-Agency Mortgage-Backed Securities (Cost $72,316)		76,290
ASSET-BACKED SECURITIES 2.7%
Benefit Street Partners CLO Ltd. 3.216% due 01/20/2029 ●	3,700	3,705
Centex Home Equity Loan Trust 2.092% due 01/25/2032 ●	11	11
CIT Group Home Equity Loan Trust 2.332% due 06/25/2033 ●	9	9
CVP Cascade CLO Ltd. 3.151% due 01/16/2026 ●	661	661
Dryden Senior Loan Fund 2.886% due 10/15/2027 ●	2,200	2,197
Figueroa CLO Ltd. 2.901% due 01/15/2027 ●	6,445	6,444
Home Equity Asset Trust 2.392% due 11/25/2032 ●	3	3
ICG U.S. CLO Ltd. 2.851% due 01/16/2028 ●	5,400	5,382
Staniford Street CLO Ltd. 3.074% due 06/15/2025 ●	104	104
Tralee CLO Ltd. 3.286% due 07/20/2029 ●	4,200	4,192
Total Asset-Backed Securities (Cost $22,729)		22,708
SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (e) 0.2%		1,642
U.S. TREASURY BILLS 0.1%
1.560% due 01/16/2020 - 03/19/2020 (c)(d)	877	874
Total Short-Term Instruments (Cost $2,516)		2,516
Total Investments in Securities (Cost $1,433,341)		1,439,081
	SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III	126,981	1,256
Total Short-Term Instruments (Cost $1,256)		1,256
Total Investments in Affiliates (Cost $1,256)		1,256
Total Investments 168.5% (Cost $1,434,598)		$1,440,337
Financial Derivative Instruments (g)(h) 0.0%(Cost or Premiums, net $(4,435))		171
Other Assets and Liabilities, net (68.5)%		(585,478)
Net Assets 100.0%		$855,030

Schedule of Investments PIMCO GNMA and Government Securities Fund	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	Principal only security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$1,642	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(1,680)	$1,642	$1,642
Total Repurchase Agreements						$(1,680)	$1,642	$1,642

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	1.970%	11/13/2019	01/14/2020	$(17,855)	$(17,904)
	1.970	12/31/2019	01/14/2020	(10,056)	(10,057)
BSN	2.100	12/13/2019	01/13/2020	(29,690)	(29,725)
CSN	1.920	12/19/2019	02/11/2020	(35,361)	(35,387)
	1.940	11/20/2019	02/20/2020	(11,553)	(11,580)
RCY	1.970	11/12/2019	01/13/2020	(73,405)	(73,610)
Total Reverse Repurchase Agreements					$(178,263)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (15.7)%
Ginnie Mae, TBA	4.500%	02/01/2050	$5,950	$(6,225)	$(6,233)
Uniform Mortgage-Backed Security, TBA	3.000	02/01/2035	100	(102)	(103)
Uniform Mortgage-Backed Security, TBA	3.000	02/01/2050	7,500	(7,604)	(7,597)
Uniform Mortgage-Backed Security, TBA	3.500	01/01/2050	32,350	(33,220)	(33,263)
Uniform Mortgage-Backed Security, TBA	3.500	02/01/2050	21,000	(21,575)	(21,588)
Uniform Mortgage-Backed Security, TBA	4.000	02/01/2050	58,650	(60,895)	(61,017)
Uniform Mortgage-Backed Security, TBA	4.500	02/01/2050	4,400	(4,629)	(4,635)
Total Short Sales (15.7)%				$(134,250)	$(134,436)

(f)	Securities with an aggregate market value of $182,930 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(108,831) at a weighted average interest rate of 2.327%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO GNMA and Government Securities Fund	December 31, 2019 (Unaudited)

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2020	120	$ (15,411)	$133	$13	$0
Total Futures Contracts				$133	$13	$0

SWAP AGREEMENTS:

INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	Semi-Annual	12/19/2023	$1,600	$7	$(72)	$(65)	$1	$0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026	63,700	(2,963)	(1,802)	(4,765)	115	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/18/2026	6,200	(355)	(32)	(387)	12	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029	3,500	(115)	(17)	(132)	0	(11)
Pay(1)	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	12,400	(754)	(15)	(769)	0	(16)
Receive(1)	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050	1,400	(10)	46	36	15	0
Receive(1)	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050	3,000	(6)	343	337	32	0
Receive(1)	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050	7,400	(44)	663	619	80	0
Receive(1)	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050	7,300	32	788	820	78	0
Receive(1)	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050	1,800	1	98	99	20	0
Total Swap Agreements						$(4,207)	$0	$(4,207)	$353	$(27)

Cash of $4,452 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.835%	02/05/2020	4,900	$6	$8
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.860	02/05/2020	3,100	19	32
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	12/15/2020	5,000	12	16
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	12/15/2020	22,500	53	73
							$90	$129

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	$101.047	01/07/2020	7,000	$32	$2
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	72.000	01/07/2020	55,000	2	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.043	01/07/2020	5,000	21	1
					$55	$3
Total Purchased Options					$145	$132

Schedule of Investments PIMCO GNMA and Government Securities Fund	December 31, 2019 (Unaudited)

WRITTEN OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	$100.047	01/07/2020	7,000	$(13)	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	100.531	01/07/2020	4,000	(10)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	100.547	01/07/2020	7,000	(20)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	100.688	01/07/2020	6,000	(13)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.453	01/07/2020	4,000	(12)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.969	01/07/2020	4,000	(6)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	102.688	01/07/2020	6,000	(9)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	101.781	02/05/2020	2,000	(3)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	101.789	02/05/2020	2,000	(4)	(1)
JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2050	99.859	01/07/2020	2,500	(9)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2050	99.715	02/05/2020	2,000	(2)	(7)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2050	99.770	02/05/2020	2,000	(3)	(7)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2050	100.297	02/05/2020	4,500	(9)	(8)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	99.703	01/07/2020	5,000	(10)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	99.859	01/07/2020	4,000	(6)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	99.969	01/07/2020	4,000	(13)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	100.168	01/07/2020	5,000	(7)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	100.305	01/07/2020	6,000	(7)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	100.605	01/07/2020	5,000	(13)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.859	01/07/2020	4,000	(5)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.875	01/07/2020	8,000	(12)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	99.813	02/05/2020	2,000	(5)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	101.766	02/05/2020	3,000	(5)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	101.773	02/05/2020	2,000	(4)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 02/01/2050	102.660	02/05/2020	2,000	(4)	(10)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2050	99.578	01/07/2020	4,500	(14)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2050	99.594	01/07/2020	3,500	(11)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	100.672	01/07/2020	5,000	(12)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.469	01/07/2020	2,000	(6)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.512	01/07/2020	4,500	(13)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.531	01/07/2020	4,500	(13)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.531	01/07/2020	4,500	(13)	(6)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.672	01/07/2020	5,000	(10)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	99.797	02/05/2020	9,000	(13)	(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	99.813	02/05/2020	15,000	(25)	(7)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	99.844	02/05/2020	3,000	(9)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	100.063	02/05/2020	4,000	(6)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	100.141	02/05/2020	2,500	(4)	(2)

Schedule of Investments PIMCO GNMA and Government Securities Fund	December 31, 2019 (Unaudited)

Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	100.688	02/05/2020	4,000	(12)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	100.703	02/05/2020	2,600	(8)	(3)
Total Written Options				$(373)	$(85)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

									Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPS	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.865%	Quarterly	03/18/2020	$130,000	$0	$(151)	$0	$(151)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.860	Quarterly	03/19/2020	30,000	0	(34)	0	(34)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.865	Quarterly	03/20/2020	25,000	0	(29)	0	(29)
							$0	$(214)	$0	$(214)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

										Swap Agreements, at Value
Counterparty	Pay/ Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	IOS.FN.650.67 Index	263,348	1.736 (1-Month USD-LIBOR)	Monthly	01/12/2038	$1,712	$0	$(5)	$0	$(5)
	Pay	IOS.FN.550.08 Index	74,305	1.736 (1-Month USD-LIBOR)	Monthly	01/12/2039	408	0	2	2	0
SAL	Pay	IOS.FN.550.08 Index	92,882	1.736 (1-Month USD-LIBOR)	Monthly	01/12/2039	511	0	2	2	0
								$0	$(1)	$4	$(5)
Total Swap Agreements								$0	$(215)	$4	$(219)

(1)	Notional Amount represents the number of contracts.
(2)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$217	$0	$217
Industrials	0	91	0	91
U.S. Government Agencies	0	1,337,259	0	1,337,259
Non-Agency Mortgage-Backed Securities	0	50,830	25,460	76,290
Asset-Backed Securities	0	22,708	0	22,708
Short-Term Instruments
Repurchase Agreements	0	1,642	0	1,642
U.S. Treasury Bills	0	874	0	874
	$0	$1,413,621	$25,460	$1,439,081
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,256	$0	$0	$1,256
Total Investments	$1,256	$1,413,621	$25,460	$1,440,337
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(134,436)	$0	$(134,436)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	13	353	0	366
Over the counter	0	136	0	136
	$13	$489	$0	$502
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(27)	0	(27)
Over the counter	0	(304)	0	(304)
	$0	$(331)	$0	$(331)
Total Financial Derivative Instruments	$13	$158	$0	$171

Schedule of Investments PIMCO GNMA and Government Securities Fund	December 31, 2019 (Unaudited)

Totals	$1,269	$1,279,343	$25,460	$1,306,072

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2019:

Category and Subcategory	Beginning Balance at 03/31/2019	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2019 (1)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$54,877	$0	$(4,808)	$126	$343	$583	$0	$(25,661)	$25,460	$717
Totals	$54,877	$0	$(4,808)	$126	$343	$583	$0	$(25,661)	$25,460	$717

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)	Weighted Average%
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$25,460	Proxy Pricing	Base Price	100.625 - 108.250	103.457
Total	$25,460

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Gurtin California Municipal Intermediate Value Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.5% ¤
MUNICIPAL BONDS & NOTES 98.1%
CALIFORNIA 89.5%
Baldwin Park Unified School District, California General Obligation Notes, (AGM Insured), Series 2016 4.000% due 08/01/2022	$715	$770
California Health Facilities Financing Authority Revenue Bonds, Series 2012 5.000% due 10/01/2033	1,035	1,136
California State General Obligation Bonds, Series 2016 5.000% due 09/01/2027	1,075	1,330
California State General Obligation Bonds, Series 2019 5.000% due 11/01/2034	1,100	1,392
California State General Obligation Notes, Series 2019 5.000% due 04/01/2029	1,000	1,304
California State Public Works Board Revenue Bonds, Series 2016 5.000% due 11/01/2034	1,575	1,917
California State Public Works Board Revenue Notes, Series 2015 5.000% due 06/01/2025	750	903
California State Public Works Board Revenue Notes, Series 2018 5.000% due 05/01/2028	845	1,085
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018 5.000% due 07/01/2031	600	763
California Statewide Communities Development Authority Revenue Notes, (CM Insured), Series 2013 5.000% due 11/15/2023	200	230
California Statewide Communities Development Authority Revenue Notes, (CM Insured), Series 2016 4.000% due 11/01/2022	650	705
Capistrano Unified School District Community Facilities District No 90-2, California Special Tax Notes, (BAM Insured), Series 2016 2.500% due 09/01/2021	710	727
Chula Vista Elementary School District, California Certificates of Participation Notes, (AGM Insured), Series 2016
5.000% due 09/01/2022	855	945
5.000% due 09/01/2023	610	696
Corona Public Financing Authority, California Revenue Notes, Series 2016 5.000% due 11/01/2026	580	727
Corona-Norco Unified School District Public Financing Authority, California Special Tax Bonds, Series 2013 5.000% due 09/01/2026	625	703
Cosumnes Community Services District, California Certificates of Participation Notes, (BAM Insured), Series 2016 4.000% due 09/01/2024	675	765
Department of Veterans Affairs Veteran's Farm & Home Purchase Program, California Revenue Bonds, Series 2012 3.500% due 12/01/2025	455	469
El Dorado County, California Special Tax Notes, Series 2012 5.000% due 09/01/2022	850	938
Elk Grove Finance Authority, California Special Tax Notes, Series 2015 5.000% due 09/01/2025	510	613
Folsom Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2016 4.000% due 08/01/2028	905	1,049
Fresno County, California Financing Authority Revenue Bonds, Series 2016 5.000% due 04/01/2028	1,500	1,824
Gilroy Unified School District, California Certificates of Participation Notes, (BAM Insured), Series 2016 4.000% due 04/01/2026	330	382
Golden Empire Schools Financing Authority, California Revenue Notes, Series 2018 5.000% due 05/01/2021	775	816
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2013
5.000% due 06/01/2029	2,165	2,433
5.000% due 06/01/2030	250	280
Hemet Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2019 4.000% due 10/01/2030	500	590
Imperial Community College District, California General Obligation Bonds, (AGM Insured), Series 2012 5.000% due 08/01/2029	660	729
Irvine Unified School District, California Special Tax Notes, (BAM Insured), Series 2015 5.000% due 09/01/2023	580	659
Laguna Beach, California Special Assessment Notes, Series 2016 2.000% due 09/02/2021	300	302
Los Angeles Department of Airports, California Revenue Bonds, Series 2012 5.000% due 05/15/2030	400	436
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2032	920	1,113
Los Angeles Department of Airports, California Revenue Bonds, Series 2018 5.000% due 05/15/2033	1,000	1,220
Los Angeles Unified School District, California General Obligation Notes, Series 2019 5.000% due 07/01/2027	1,575	1,984
Lynwood Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2016 5.000% due 10/01/2028	375	450
Lynwood Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2016
5.000% due 10/01/2020	510	525
5.000% due 10/01/2024	655	770

Schedule of Investments PIMCO Gurtin California Municipal Intermediate Value Fund (Cont.)	December 31, 2019 (Unaudited)

5.000% due 10/01/2025	695	838
Modesto Irrigation District, California Revenue Bonds, Series 2010 5.000% due 10/01/2027	270	278
Mount Diablo Unified School District, California General Obligation Bonds, (AGM Insured), Series 2010 0.000% due 08/01/2030 (a)	1,425	1,522
Orange Redevelopment Agency Successor Agency, California Tax Allocation Notes, Series 2014 5.000% due 09/01/2022	400	443
Palmdale Elementary School District, California Certificates of Participation Notes, (NPFGC Insured), Series 2016 3.000% due 10/01/2021	855	885
Placentia-Yorba Linda Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2016 5.000% due 10/01/2027	445	532
Placentia-Yorba Linda Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2016 5.000% due 10/01/2025	200	242
Poway Redevelopment Agency Successor Agency, California Tax Allocation Notes, Series 2015 5.000% due 12/15/2021	365	394
Poway Unified School District Public Financing Authority, California Special Tax Bonds, Series 2017 5.000% due 09/01/2029	1,730	2,130
Poway Unified School District Public Financing Authority, California Special Tax Notes, Series 2015
5.000% due 09/01/2024	250	286
5.000% due 09/01/2025	350	409
Poway Unified School District, California Special Tax Bonds, Series 2016 5.000% due 09/01/2027	1,100	1,369
Poway Unified School District, California Special Tax Notes, Series 2016 3.000% due 09/01/2021	970	1,002
Rio Elementary School District Community Facilities District, California Special Tax Bonds, Series 2014 3.250% due 09/01/2026	325	338
Riverside County, California Asset Leasing Corp. Revenue Bonds, Series 2012
4.000% due 06/01/2028	250	263
5.000% due 11/01/2026	720	800
Riverside County, California Redevelopment Successor Agency Tax Allocation Notes, (AGM Insured), Series 2015 5.000% due 10/01/2025	300	365
Riverside County, California Redevelopment Successor Agency Tax Allocation Notes, Series 2017 5.000% due 10/01/2025	875	1,059
Sacramento County, California Airport System Revenue Notes, Series 2018 5.000% due 07/01/2028	750	944
Sacramento, California Special Tax Notes, Series 2015 5.000% due 09/01/2024	200	234
San Bernardino City Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2019 5.000% due 10/01/2033	1,365	1,709
San Luis Water District, California Certificates of Participation Notes, Series 2017 5.000% due 08/01/2022	1,090	1,200
Santa Clara County, California Board of Education Certificates of Participation Notes, Series 2016 5.000% due 04/01/2021	225	236
Santa Cruz County, California Certificates of Participation Notes, Series 2014 5.000% due 08/01/2023	295	336
Solano County, California Community College District General Obligation Bonds, Series 2015 0.000% due 08/01/2029 (a)	1,525	1,540
Sonoma Community Development Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2010 5.000% due 12/01/2030	500	517
Stockton Unified School District, California Certificates of Participation Bonds, Series 2018 5.000% due 02/01/2029	1,575	1,955
Stockton Unified School District, California General Obligation Bond, Series 2016 5.000% due 08/01/2026	1,835	2,223
Stockton Unified School District, California General Obligation Bonds, (AGM Insured), Series 2014 5.000% due 08/01/2028	510	593
Stockton Unified School District, California General Obligation Bonds, (BAM Insured), Series 2016 5.000% due 08/01/2027	1,200	1,453
Stockton Unified School District, California General Obligation Notes, (BAM Insured), Series 2015 5.000% due 08/01/2024	430	504
Travis Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2016 4.000% due 09/01/2022	375	404
Tulare, California Sewer Revenue Bonds, (AGM Insured), Series 2016 5.000% due 11/15/2028	720	867
Val Verde Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2015 5.000% due 08/01/2026	215	256
Val Verde Unified School District, California General Obligation Notes, (AGM Insured), Series 2016 5.000% due 08/01/2026	1,000	1,236
		63,042
ILLINOIS 8.1%
Chicago Park District, Illinois General Obligation Bonds, Series 2011 5.000% due 01/01/2025	625	663
Chicago Park District, Illinois General Obligation Bonds, Series 2014 5.000% due 01/01/2025	500	561
Chicago Park District, Illinois General Obligation Bonds, Series 2016
5.000% due 01/01/2030	1,000	1,147
5.000% due 01/01/2031	2,000	2,284
Grundy & Kendall Counties Consolidated Grade School District No 60-C, Illinois General Obligation Notes, Series 2016 4.000% due 02/01/2021	255	262

Schedule of Investments PIMCO Gurtin California Municipal Intermediate Value Fund (Cont.)	December 31, 2019 (Unaudited)

University of Illinois Revenue Notes, Series 2018 5.000% due 04/01/2028	625	776
		5,693
KENTUCKY 0.2%
Corbin Independent School District Finance Corp., Kentucky Revenue Notes, Series 2016 3.000% due 02/01/2026	125	135
PENNSYLVANIA 0.3%
Wellsboro Area School District, Pennsylvania General Obligation Notes, (AGM Insured), Series 2016 3.000% due 04/15/2021	225	230
Total Municipal Bonds & Notes (Cost $66,615)		69,100
	SHARES
SHORT-TERM INSTRUMENTS 0.4%
MUTUAL FUNDS 0.4%
Fidelity Investments Money Market Government Portfolio, Class I	265,850	266
Total Short-Term Instruments (Cost $266)		266
Total Investments in Securities (Cost $66,881)		69,366
Total Investments 98.5% (Cost $66,881)		$69,366
Other Assets and Liabilities, net 1.5%		1,021
Net Assets 100.0%		$70,387

Schedule of Investments PIMCO Gurtin California Municipal Intermediate Value Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
(a)	Security becomes interest bearing at a future date.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$63,042	$0	$63,042
Illinois	0	5,693	0	5,693
Kentucky	0	135	0	135
Pennsylvania	0	230	0	230
Short-Term Instruments
Mutual Funds	266	0	0	266
Total Investments	$266	$69,100	$0	$69,366

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO Gurtin California Municipal Opportunistic Value Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.0% ¤
MUNICIPAL BONDS & NOTES 94.3%
CALIFORNIA 83.5%
Alameda Public Financing Authority, California Revenue Bonds, Series 2010 5.250% due 07/01/2029	$1,160	$1,183
Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2016
5.000% due 10/01/2033	4,400	4,696
5.000% due 10/01/2034	2,465	2,632
Arcadia Unified School District, California General Obligation Bonds, Series 2014 5.000% due 06/01/2044	1,190	1,291
Bret Harte Union High School District, California Certificates of Participation Bonds, (AMBAC Insured), Series 2006 4.250% due 09/01/2020	80	80
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2008 5.000% due 08/15/2023	700	701
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2010 5.750% due 08/15/2029	500	503
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2010 6.000% due 09/01/2037	4,625	4,773
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2013 5.000% due 01/01/2033	1,000	1,118
California State General Obligation Bonds, (AMBAC Insured), Series 1997 5.125% due 10/01/2027	135	135
California State General Obligation Bonds, (SGI Insured), Series 2002 5.000% due 10/01/2028	5	5
California State General Obligation Bonds, Series 2000 5.750% due 05/01/2030	85	85
California State Public Works Board Revenue Bonds, Series 2010 5.400% due 03/01/2026	500	503
California State Public Works Board Revenue Bonds, Series 2012 5.000% due 11/01/2037	4,100	4,506
California Statewide Communities Development Authority Revenue Bonds, Series 2010 5.250% due 11/01/2030	4,100	4,234
California Statewide Communities Development Authority Revenue Bonds, Series 2016 5.000% due 08/15/2046	2,175	2,543
Centinela Valley Union High School District, California General Obligation Bonds, Series 2013
5.750% due 08/01/2030	1,000	1,171
5.750% due 08/01/2033	1,910	2,237
Coachella Valley Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012 5.000% due 08/01/2037	2,575	2,845
Desert Community College District, California General Obligation Bonds, Series 2018 5.000% due 08/01/2043	3,375	3,795
Dublin Unified School District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2039 (a)	9,325	2,701
0.000% due 08/01/2044 (a)	31,400	6,435
Elk Grove Finance Authority, California Special Tax Bonds, (BAM Insured), Series 2015 5.000% due 09/01/2038	1,500	1,746
Fairfield, California Certificates of Participation Bonds, (SGI Insured), Series 2007 0.000% due 04/01/2030 (a)	2,000	1,592
Fresno Unified School District, California General Obligation Bonds, Series 2011 0.000% due 08/01/2041 (a)	1,600	395
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (AGM/CR Insured), Series 2015 5.000% due 06/01/2040	4,340	5,030
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2015
5.000% due 06/01/2040	1,500	1,734
5.000% due 06/01/2045	4,525	5,197
Los Angeles Community Redevelopment Agency, California Revenue Bonds, (AMBAC Insured), Series 2005 5.000% due 09/01/2037	1,000	1,003
Los Angeles Department of Airports, California Revenue Bonds, Series 2010 5.000% due 05/15/2040	3,600	3,652
Los Angeles Department of Airports, California Revenue Bonds, Series 2016
5.000% due 05/15/2035	1,000	1,184
5.000% due 05/15/2042	1,330	1,551
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2041	8,775	10,251
Los Angeles Department of Water, California Revenue Bonds, Series 2012 5.000% due 07/01/2043	4,700	5,142
Los Angeles Unified School District, California General Obligation Bonds, Series 2010 5.250% due 07/01/2034	5,050	5,155
Madera Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2018
5.000% due 09/01/2038	2,250	2,301
5.000% due 09/01/2043	4,165	4,259
5.000% due 09/01/2045	2,500	2,555
Modesto Irrigation District, California Revenue Bonds, (NPFGC Insured), Series 2007
1.858% (US0003M + 0.580%) due 09/01/2027 ~	3,185	3,186

Schedule of Investments PIMCO Gurtin California Municipal Opportunistic Value Fund (Cont.)	December 31, 2019 (Unaudited)

1.908% (US0003M + 0.630%) due 09/01/2037 ~	1,600	1,581
Oakland Unified School District/Alameda County, California General Obligation Bonds, Series 2013 6.625% due 08/01/2038	2,650	2,887
Oxnard School District, California General Obligation Bonds, (NPFGC Insured), Series 2001 5.750% due 08/01/2030	770	869
Port of Oakland, California Revenue Bonds, Series 2012 5.000% due 05/01/2033	2,500	2,696
Regents of the University of California Medical Center Pooled Revenue Bonds, (NPFGC Insured), Series 2007 2.020% (US0003M + 0.740%) due 05/15/2043 ~	5,305	5,083
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2013 5.000% due 05/15/2043	2,090	2,317
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2016 5.000% due 05/15/2041	3,750	4,398
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007 1.808% (US0003M + 0.530%) due 12/01/2035 ~	9,525	9,122
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2014 5.000% due 12/01/2044	1,000	1,134
Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007 1.828% (US0003M + 0.550%) due 06/01/2034 ~	2,000	1,926
San Bernardino City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2015 5.000% due 08/01/2040	5,475	6,404
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2017 5.000% due 07/01/2047	3,230	3,780
San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2012 5.000% due 04/01/2048	5,900	6,446
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2012 5.250% due 04/15/2029	1,000	1,094
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2010 5.000% due 05/01/2040	3,400	3,442
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2013
5.000% due 05/01/2043	3,420	3,800
5.250% due 05/01/2033	1,520	1,708
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2014
5.000% due 05/01/2039	3,865	4,378
5.000% due 05/01/2044	4,640	5,244
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2016 5.000% due 05/01/2041	4,450	5,172
San Mateo Union High School District, California General Obligation Bonds, Series 2011 0.000% due 09/01/2025 (a)	1,000	774
San Ysidro School District, California Certificates of Participation Bonds, (BAM Insured), Series 2017 5.000% due 09/01/2042	1,250	1,360
Solano County, California Community College District General Obligation Bonds, Series 2013 5.000% due 08/01/2043	4,680	5,358
Southern California Public Power Authority Revenue Bonds, Series 2017 2.000% due 07/01/2036	2,880	2,886
Stockton Public Financing Authority, California Revenue Bonds, Series 2010 6.250% due 10/01/2040	1,300	1,551
Stockton Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012 5.000% due 07/01/2027	775	849
Tulare County, California Board of Education Certificates of Participation Bonds, (BAM Insured), Series 2013 5.375% due 05/01/2033	1,600	1,835
University of California Revenue Bonds, Series 2012 5.000% due 05/15/2042	4,570	4,947
Walnut Energy Center Authority, California Revenue Bonds, Series 2010 5.000% due 01/01/2035	4,900	4,900
Wasco Union School District, California General Obligation Bonds, (AGM Insured), Series 2018 5.000% due 08/01/2043	3,740	4,153
		206,199
ILLINOIS 7.3%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2015 5.000% due 01/01/2046	1,000	1,119
Chicago Park District, Illinois General Obligation Bonds, Series 2010
5.250% due 01/01/2037	1,795	1,840
5.250% due 01/01/2040	3,895	3,989
Chicago Park District, Illinois General Obligation Bonds, Series 2013 5.750% due 01/01/2038	2,050	2,307
Chicago Park District, Illinois General Obligation Bonds, Series 2014 5.000% due 01/01/2026	1,000	1,119
Chicago Park District, Illinois General Obligation Bonds, Series 2015
5.000% due 01/01/2030	1,000	1,105
5.000% due 01/01/2035	1,000	1,090
5.000% due 01/01/2040	2,325	2,517
Chicago Park District, Illinois General Obligation Notes, Series 2015 5.000% due 01/01/2026	1,755	1,965
Illinois Finance Authority Revenue Bonds, Series 2011 5.625% due 08/15/2031	1,000	1,062
		18,113
PENNSYLVANIA 1.5%
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2012 5.000% due 08/15/2042	1,200	1,293

Schedule of Investments PIMCO Gurtin California Municipal Opportunistic Value Fund (Cont.)	December 31, 2019 (Unaudited)

Pennsylvania Turnpike Commission Revenue Bonds, Series 2014 5.000% due 12/01/2044	2,100	2,375
		3,668
UTAH 2.0%
Utah County, Utah Revenue Bonds, Series 2012 5.000% due 05/15/2043	4,700	4,912
Total Municipal Bonds & Notes (Cost $222,284)		232,892
	SHARES
SHORT-TERM INSTRUMENTS 4.7%
MUTUAL FUNDS 4.7%
Fidelity Investments Money Market Government Portfolio, Class I	11,552,552	11,553
Total Short-Term Instruments (Cost $11,553)		11,553
Total Investments in Securities (Cost $233,837)		244,445
Total Investments 99.0% (Cost $233,837)		$244,445
Other Assets and Liabilities, net 1.0%		2,501
Net Assets 100.0%		$246,946

Schedule of Investments PIMCO Gurtin California Municipal Opportunistic Value Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(a)	Zero coupon security.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$206,199	$0	$206,199
Illinois	0	18,113	0	18,113
Pennsylvania	0	3,668	0	3,668
Utah	0	4,912	0	4,912
Short-Term Instruments
Mutual Funds	11,553	0	0	11,553
Total Investments	$11,553	$232,892	$0	$244,445

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO Gurtin National Municipal Intermediate Value Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.6% ¤
MUNICIPAL BONDS & NOTES 96.2%
ALABAMA 1.0%
Trussville, Alabama General Obligation Bonds, Series 2014 5.000% due 10/01/2034	$1,500	$1,701
CALIFORNIA 0.6%
Solano County, California Community College District General Obligation Bonds, Series 2015 0.000% due 08/01/2029 (b)	1,070	1,080
CONNECTICUT 13.4%
Connecticut Special Tax State Revenue Bonds, Series 2015 5.000% due 08/01/2027	2,325	2,752
Connecticut Special Tax State Revenue Notes, Series 2018
5.000% due 01/01/2026	3,075	3,695
5.000% due 01/01/2028	1,475	1,842
Connecticut State General Obligation Bonds, Series 2012
4.000% due 09/15/2028	3,190	3,381
5.000% due 09/15/2023	1,000	1,099
Connecticut State General Obligation Bonds, Series 2015
5.000% due 03/15/2028	950	1,112
5.000% due 11/15/2028	195	232
Connecticut State General Obligation Bonds, Series 2016 5.000% due 08/15/2028	1,625	1,958
Connecticut State General Obligation Notes, Series 2016 4.000% due 05/15/2025	3,800	4,297
University of Connecticut Revenue Bonds, Series 2016 5.000% due 03/15/2030	2,200	2,610
		22,978
FLORIDA 0.8%
St Johns County, Florida School Board Certificates of Participation Bonds, Series 2019 5.000% due 07/01/2034	1,125	1,406
ILLINOIS 21.9%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2016 5.000% due 01/01/2034	2,100	2,476
Chicago Park District, Illinois General Obligation Bonds, Series 2013
5.000% due 01/01/2028	540	603
5.500% due 01/01/2033	2,325	2,607
Chicago Park District, Illinois General Obligation Bonds, Series 2014
5.000% due 01/01/2026	1,865	2,088
5.000% due 01/01/2027	5,580	6,224
5.000% due 01/01/2028	2,735	3,044
Chicago Park District, Illinois General Obligation Bonds, Series 2016 5.000% due 01/01/2031	1,000	1,142
Cook County, Illinois Community Consolidated School District No 15 Palatine General Obligation Notes, Series 2016 5.000% due 12/01/2023	235	267
Cook County, Illinois Community High School District No 218 Oak Lawn General Obligation Bonds, Series 2013 4.250% due 12/01/2024	635	701
Cook County, Illinois Community High School District No 218 Oak Lawn General Obligation Notes, Series 2016
4.000% due 12/01/2024	645	717
5.000% due 12/01/2022	1,190	1,305
5.000% due 12/01/2023	1,140	1,286
Cook County, Illinois High School District No 209 Proviso Township General Obligation Notes, (BAM Insured), Series 2017 5.000% due 12/01/2027	1,125	1,348
Cook County, Illinois School District No 111 Burbank General Obligation Bonds, (AGM Insured), Series 2016
4.000% due 12/01/2029	725	809
4.000% due 12/01/2030	1,020	1,134
Cook County, Illinois School District No 111 Burbank General Obligation Notes, (AGM Insured), Series 2016
4.000% due 12/01/2023	535	583
4.000% due 12/01/2025	1,000	1,119
Du Page County, Illinois School District No 33 West Chicago General Obligation Bonds, Series 2015 4.000% due 12/01/2026	825	901
Illinois Finance Authority Revenue Bonds, Series 2013 5.000% due 11/15/2025	500	547
University of Illinois Revenue Bonds, Series 2012 5.000% due 04/01/2026	4,560	4,838
University of Illinois Revenue Bonds, Series 2015 5.000% due 04/01/2030	700	809

Schedule of Investments PIMCO Gurtin National Municipal Intermediate Value Fund (Cont.)	December 31, 2019 (Unaudited)

Village of Bolingbrook, Illinois General Obligation Bonds, Series 2019 4.000% due 01/01/2033	1,445	1,605
Village of Streamwood, Illinois General Obligation Bonds, Series 2019 5.000% due 12/01/2032	1,005	1,260
		37,413
IOWA 1.6%
Waukee Community School District, Iowa Revenue Notes, Series 2017
4.000% due 06/01/2024	1,220	1,358
4.000% due 06/01/2025	1,270	1,439
		2,797
KENTUCKY 6.9%
Boone County, Kentucky School District Finance Corp. Revenue Notes, Series 2016 3.000% due 04/01/2025	300	319
Corbin Independent School District Finance Corp., Kentucky Revenue Notes, Series 2015
2.000% due 02/01/2022	400	405
3.000% due 02/01/2025	425	455
3.000% due 02/01/2026	630	679
Grant County, Kentucky School District Finance Corp. Revenue Notes, Series 2016 3.000% due 04/01/2024	420	444
Jefferson County, Kentucky School District Finance Corp. Revenue Bonds, Series 2017 5.000% due 08/01/2028	1,000	1,220
Jefferson County, Kentucky School District Finance Corp. Revenue Notes, Series 2017 5.000% due 08/01/2027	1,945	2,385
Kenton County, Kentucky School District Finance Corp. Revenue Notes, Series 2016 3.000% due 02/01/2026	280	298
Madison County, Kentucky School District Finance Corp. Revenue Notes, Series 2016
5.000% due 05/01/2022	775	839
5.000% due 05/01/2023	630	704
Oldham County, Kentucky School District Finance Corp. Revenue Bonds, Series 2016 4.000% due 09/01/2027	1,000	1,142
Owen County, Kentucky School District Finance Corp. Revenue Notes, Series 2017 4.000% due 04/01/2026	1,270	1,438
Scott County, Kentucky School District Finance Corp. Revenue Bonds, (BAM Insured), Series 2016 4.000% due 05/01/2027	1,320	1,508
		11,836
LOUISIANA 10.0%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Notes, (BAM Insured), Series 2017
5.000% due 10/01/2022	1,200	1,318
5.000% due 10/01/2024	2,075	2,409
5.000% due 10/01/2027	4,800	5,948
Louisiana Public Facilities Authority Revenue Notes, Series 2014 5.000% due 06/01/2022	1,265	1,376
Louisiana State General Obligation Bonds, Series 2016 5.000% due 08/01/2029	3,920	4,767
St Martin Parish School Board, Louisiana General Obligation Notes, (BAM Insured), Series 2017 5.000% due 03/01/2028	1,080	1,329
		17,147
MICHIGAN 4.6%
Battle Creek School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2016 5.000% due 05/01/2028	175	211
Bellevue Community Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2016 5.000% due 05/01/2031	1,065	1,262
Central Michigan University Revenue Notes, Series 2016 5.000% due 10/01/2024	350	409
Charles Stewart Mott Community College, Michigan General Obligation Notes, (BAM Insured), Series 2016 3.000% due 05/01/2024	225	240
Durand Area Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2015
5.000% due 05/01/2028	1,215	1,419
5.000% due 05/01/2029	1,225	1,428
L'Anse Creuse Public Schools, Michigan General Obligation Notes, (Q-SBLF Insured), Series 2015 5.000% due 05/01/2025	695	825
Lansing School District, Michigan General Obligation Notes, (Q-SBLF Insured), Series 2012 5.000% due 05/01/2021	210	221
Oakland University, Michigan Revenue Bonds, Series 2016 5.000% due 03/01/2029	785	938
Paw Paw Public Schools, Michigan General Obligation Bonds, (NPFGC/Q-SBLF Insured), Series 1998 5.000% due 05/01/2021	610	629
Rockford Public Schools, Michigan General Obligation Notes, (Q-SBLF Insured), Series 2015 5.000% due 05/01/2022	200	218
		7,800
MISSOURI 1.6%
Missouri Joint Municipal Electric Utility Commission Revenue Notes, Series 2014 5.000% due 01/01/2024	300	343
Springfield, Missouri Revenue Notes, Series 2016
2.000% due 05/01/2022	1,095	1,112

Schedule of Investments PIMCO Gurtin National Municipal Intermediate Value Fund (Cont.)	December 31, 2019 (Unaudited)

3.000% due 05/01/2023	1,250	1,313
		2,768
NEW JERSEY 1.2%
Essex County, New Jersey Improvement Authority Revenue Bonds, (NPFGC Insured),Series 2007 4.750% due 11/01/2032	1,000	1,002
Robbinsville Board of Education, New Jersey General Obligation Bonds, (AGM Insured), Series 2005 5.250% due 01/01/2023	1,000	1,110
		2,112
NEW YORK 0.3%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012 5.000% due 11/15/2030	400	444
OHIO 2.5%
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011 5.000% due 12/01/2030	1,100	1,175
Piqua City School District, Ohio Certificates of Participation Bonds, (BAM insured), Series 2019 4.000% due 03/01/2035	1,225	1,352
Trotwood-Madison City School District, Ohio Certificates of Participation Notes, (BAM Insured), Series 2015
4.000% due 12/01/2023	200	220
4.000% due 12/01/2024	200	225
Trotwood-Madison City School District, Ohio Certificates of Participation Notes, (BAM Insured),Series 2015 4.000% due 12/01/2025	215	245
Warren City School District, Ohio General Obligation Bonds, Series 2020 4.000% due 12/01/2030 (a)	1,000	1,137
		4,354
PENNSYLVANIA 13.2%
Cameron County, Pennsylvania School District General Obligation Notes, (BAM Insured), Series 2016
2.000% due 09/01/2022	1,025	1,032
3.000% due 09/01/2021	1,060	1,091
Commonwealth Financing Authority, Pennsylvania Revenue Notes, (AGM Insured), Series 2015 5.000% due 06/01/2025	1,500	1,769
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018 5.000% due 06/01/2028	1,095	1,367
Commonwealth of Pennsylvania General Obligation Bonds, Series 2015
5.000% due 03/15/2027	1,825	2,152
5.000% due 08/15/2031	2,000	2,342
Commonwealth of Pennsylvania General Obligation Bonds, Series 2017 4.000% due 01/01/2029	1,220	1,386
Commonwealth of Pennsylvania General Obligation Notes, Series 2013 5.000% due 10/15/2023	600	684
Commonwealth of Pennsylvania General Obligation Notes, Series 2015 5.000% due 03/15/2024	1,555	1,796
Commonwealth of Pennsylvania General Obligation Notes, Series 2016 5.000% due 09/15/2026	1,125	1,380
Deer Lakes School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2013 2.625% due 04/01/2025	365	365
East Stroudsburg Area School District, Pennsylvania General Obligation Notes, Series 2015 2.000% due 09/01/2021	1,460	1,468
Hospitals & Higher Education Facilities Authority of Philadelphia, Pennsylvania Revenue Bonds, Series 2011 5.000% due 07/01/2032	525	554
Northern York County, Pennsylvania School District General Obligation Bonds, Series 2017 5.000% due 11/15/2029	1,320	1,431
Pennsylvania Turnpike Commission Revenue Bonds, Series 2016 5.000% due 12/01/2032	2,585	3,074
Pennsylvania Turnpike Commission Revenue Notes, Series 2015 5.000% due 12/01/2025	200	241
Wyalusing Area School District, Pennsylvania General Obligation Notes, (BAM Insured), Series 2016 2.000% due 04/01/2021	430	433
		22,565
RHODE ISLAND 0.6%
Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2016 5.000% due 09/15/2030	900	1,088
SOUTH CAROLINA 0.7%
South Carolina Ports Authority Revenue Bonds, Series 2018 5.000% due 07/01/2034	1,025	1,245
SOUTH DAKOTA 0.7%
South Dakota Board of Regents Revenue Bonds, Series 2017 5.000% due 04/01/2032	1,010	1,231
TEXAS 12.7%
Brazoria-Fort Bend County, Texas Municipal Utility District No 1 General Obligation Notes, (BAM Insured), Series 2016 3.000% due 09/01/2023	845	885

Schedule of Investments PIMCO Gurtin National Municipal Intermediate Value Fund (Cont.)	December 31, 2019 (Unaudited)

Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2014 5.250% due 11/01/2027	500	570
Denton County, Texas Fresh Water Supply District No 10 General Obligation Notes, (BAM Insured), Series 2017 3.000% due 09/01/2024	1,245	1,322
Fort Bend County, Texas Levee Improvement District No 15 General Obligation Notes, Series 2017 1.500% due 09/01/2021	1,750	1,759
Fort Worth, Texas Revenue Bonds, Series 2017 5.000% due 03/01/2031	1,600	1,836
Harris County, Texas Municipal Utility District No 290 General Obligation Notes, (BAM Insured), Series 2016 2.000% due 09/01/2021	750	758
Harris County, Texas Municipal Utility District No 383 General Obligation Notes, (BAM Insured), Series 2015
2.000% due 09/01/2021	235	237
3.000% due 09/01/2024	235	247
3.000% due 09/01/2025	235	246
Harris Montgomery Counties Municipal Utility District No 386, Texas General Obligation Notes, (BAM Insured), Series 2017
3.000% due 09/01/2026	870	938
3.000% due 09/01/2027	860	919
Houston, Texas General Obligation Bonds, Series 2012 5.000% due 03/01/2024	300	325
Houston, Texas General Obligation Bonds, Series 2019 5.000% due 03/01/2033	2,715	3,410
League City, Texas General Obligation Bonds, Series 2012 5.000% due 02/15/2030	295	307
Lower Colorado River Authority, Texas Revenue Bonds, Series 2010 5.000% due 05/15/2030	275	279
Lower Colorado River Authority, Texas Revenue Bonds, Series 2012 5.000% due 05/15/2027	900	975
Reagan County, Texas Independent School District General Obligation Bonds, (PSF Insured), Series 2012 3.000% due 02/15/2023	330	331
Schertz-Cibolo-Universal City Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2014 5.000% due 02/01/2033	2,370	2,624
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2013 5.000% due 08/15/2033	2,750	3,060
Travis County Water Control & Improvement District No 17, Texas General Obligation Notes, (BAM Insured), Series 2016 3.000% due 11/01/2025	590	622
		21,650
VERMONT 0.1%
Vermont Housing Finance Agency Revenue Notes, Series 2016 1.950% due 05/01/2023	155	158
WASHINGTON 0.3%
Grant County, Washington Public Utility District No 2 Revenue Notes, Series 2015 5.000% due 01/01/2026	395	470
WEST VIRGINIA 0.4%
West Virginia Economic Development Authority Revenue Bonds, Series 2012 5.000% due 06/01/2026	560	607
WISCONSIN 1.1%
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2017 5.000% due 04/01/2027	1,500	1,855
Total Municipal Bonds & Notes (Cost $159,523)		164,705
	SHARES
SHORT-TERM INSTRUMENTS 3.4%
MUTUAL FUNDS 3.4%
Fidelity Investments Money Market Government Portfolio, Class I	5,888,333	5,888
Total Short-Term Instruments (Cost $5,888)		5,888
Total Investments in Securities (Cost $165,411)		170,593
Total Investments 99.6% (Cost $165,411)		$170,593
Other Assets and Liabilities, net 0.4%		637
Net Assets 100.0%		$171,230

Schedule of Investments PIMCO Gurtin National Municipal Intermediate Value Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
(a)	When-issued security.
(b)	Security becomes interest bearing at a future date.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$1,701	$0	$1,701
California	0	1,080	0	1,080
Connecticut	0	22,978	0	22,978
Florida	0	1,406	0	1,406
Illinois	0	37,413	0	37,413
Iowa	0	2,797	0	2,797
Kentucky	0	11,836	0	11,836
Louisiana	0	17,147	0	17,147
Michigan	0	7,800	0	7,800
Missouri	0	2,768	0	2,768
New Jersey	0	2,112	0	2,112
New York	0	444	0	444
Ohio	0	4,354	0	4,354
Pennsylvania	0	22,565	0	22,565
Rhode Island	0	1,088	0	1,088
South Carolina	0	1,245	0	1,245
South Dakota	0	1,231	0	1,231
Texas	0	21,650	0	21,650
Vermont	0	158	0	158
Washington	0	470	0	470
West Virginia	0	607	0	607
Wisconsin	0	1,855	0	1,855
Short-Term Instruments
Mutual Funds	5,888	0	0	5,888
Total Investments	$5,888	$164,705	$0	$170,593

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO Gurtin National Municipal Opportunistic Value Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.1% ¤
MUNICIPAL BONDS & NOTES 94.9%
ALABAMA 0.5%
Water Works Board of the City of Birmingham, Alabama Revenue Bonds, Series 2013 5.000% due 01/01/2043	$1,000	$1,116
CALIFORNIA 5.3%
California Health Facilities Financing Authority Revenue Bonds, (NPFGC/CM Insured), Series 2005 5.000% due 04/01/2025	55	55
California State General Obligation Bonds, (AMBAC Insured), Series 1997 5.125% due 10/01/2027	130	130
California State Public Works Board Revenue Bonds, Series 2012 5.000% due 11/01/2037	2,875	3,160
Dublin Unified School District, California General Obligation Bonds, Series 2009 0.000% due 08/01/2039 (a)	7,475	2,165
Fairfield, California Certificates of Participation Bonds, (SGI Insured), Series 2007 0.000% due 04/01/2030 (a)	1,000	796
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2013 5.000% due 06/01/2029	1,450	1,630
Modesto Irrigation District, California Revenue Bonds, (NPFGC Insured), Series 2007 1.858% (US0003M + 0.580%) due 09/01/2027 ~	1,000	1,000
Natomas Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007
0.000% due 08/01/2026 (a)	1,000	700
0.000% due 08/01/2027 (a)	1,000	661
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007 1.808% (US0003M + 0.530%) due 12/01/2035 ~	3,050	2,921
		13,218
COLORADO 6.8%
Aurora, Colorado Revenue Bonds, Series 2010 5.000% due 12/01/2040	2,000	2,028
Colorado Department of Transportation State Certificates of Participation Bonds, Series 2016 5.000% due 06/15/2041	1,350	1,354
Colorado Health Facilities Authority Revenue Bonds, Series 2010 5.000% due 01/01/2040	4,660	4,660
Regional Transportation District, Colorado Revenue Bonds, Series 2010 5.000% due 11/01/2038	2,500	2,580
University of Colorado Hospital Authority Revenue Bonds, Series 2012 5.000% due 11/15/2042	5,850	6,372
		16,994
CONNECTICUT 7.6%
Connecticut Special Tax State Revenue Bonds, Series 2014 5.000% due 09/01/2034	2,425	2,767
Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 01/01/2036	1,000	1,205
5.000% due 10/01/2037	5,710	6,937
5.000% due 01/01/2038	2,340	2,799
5.000% due 10/01/2038	4,370	5,290
		18,998
DISTRICT OF COLUMBIA 1.6%
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, Series 2017 5.000% due 10/01/2042	3,475	4,102
FLORIDA 4.5%
Florida's Turnpike Enterprise Revenue Bonds, Series 2010 5.000% due 07/01/2040	2,000	2,056
Miami Beach, Florida Stormwater Revenue Bonds, Series 2017 5.000% due 09/01/2047	2,500	2,710
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2015 5.000% due 10/01/2038	5,525	6,357
		11,123
ILLINOIS 19.7%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2011 5.750% due 01/01/2039	1,425	1,486

Schedule of Investments PIMCO Gurtin National Municipal Opportunistic Value Fund (Cont.)	December 31, 2019 (Unaudited)

Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2015
5.000% due 01/01/2032	2,465	2,857
5.000% due 01/01/2046	1,340	1,500
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2016
5.000% due 01/01/2033	1,000	1,181
5.000% due 01/01/2036	2,925	3,435
5.000% due 01/01/2041	5,665	6,584
Chicago Park District, Illinois General Obligation Bonds, Series 2010
5.000% due 01/01/2027	2,000	2,052
5.000% due 01/01/2033	980	992
Chicago Park District, Illinois General Obligation Bonds, Series 2011 5.000% due 01/01/2029	920	972
Chicago Park District, Illinois General Obligation Bonds, Series 2013
5.500% due 01/01/2033	525	589
5.750% due 01/01/2038	3,000	3,376
Chicago Park District, Illinois General Obligation Bonds, Series 2015 5.000% due 01/01/2040	1,975	2,138
Illinois Finance Authority Revenue Bonds, Series 2016 5.000% due 02/15/2045	3,500	3,966
Illinois State Toll Highway Authority Revenue Bonds, Series 2015 5.000% due 01/01/2040	3,230	3,708
Illinois State Toll Highway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2041	2,200	2,562
University of Illinois Revenue Bonds, Series 2011 5.125% due 04/01/2036	1,030	1,071
University of Illinois Revenue Bonds, Series 2013 5.000% due 04/01/2026	3,310	3,680
University of Illinois Revenue Bonds, Series 2014
5.000% due 04/01/2039	900	1,003
5.000% due 04/01/2044	3,475	3,849
Will County, Illinois General Obligation Bonds, Series 2016 5.000% due 11/15/2033	1,000	1,175
Will Grundy Etc Counties Community College District No 525, Illinois General Obligation Bonds, Series 2013 5.250% due 06/01/2036	825	927
		49,103
INDIANA 1.7%
Indiana Finance Authority Revenue Bonds, Series 2008 5.000% due 11/01/2021	2,150	2,187
Indiana Finance Authority Revenue Bonds, Series 2012 5.000% due 05/01/2042	1,950	2,120
		4,307
KANSAS 0.4%
Topeka Public Building Commission, Kansas Revenue Bonds, (NPFGC Insured), Series 2007 5.000% due 06/01/2022	1,000	1,013
LOUISIANA 2.5%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2013 5.000% due 05/01/2043	3,700	4,075
New Orleans Aviation Board, Louisiana Revenue Bonds, (AGM Insured), Series 2015 5.000% due 01/01/2032	1,000	1,143
New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2015 5.000% due 01/01/2040	1,000	1,126
		6,344
MARYLAND 0.3%
Montgomery County, Maryland Housing Opportunites Commission Revenue Bonds, Series 2005 5.000% due 07/01/2031	625	634
MASSACHUSETTS 0.1%
Massachusetts Housing Finance Agency Revenue Bonds, Series 2010 5.000% due 12/01/2030	310	314
MICHIGAN 3.3%
Lansing Board of Water & Light, Michigan Revenue Bonds, Series 2011 5.000% due 07/01/2037	3,325	3,512
Michigan State Building Authority Revenue Bonds, Series 2011
5.200% due 10/15/2031	550	585
5.375% due 10/15/2041	1,300	1,387
Michigan State University Revenue Bonds, Series 2010 5.000% due 02/15/2044	2,695	2,707
		8,191
MISSOURI 0.4%
Cape Girardeau County, Missouri Industrial Development Authority Revenue Bonds, Series 2013 5.000% due 06/01/2033	1,000	1,082

Schedule of Investments PIMCO Gurtin National Municipal Opportunistic Value Fund (Cont.)	December 31, 2019 (Unaudited)

NEW YORK 9.0%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2038	2,055	2,296
5.000% due 11/15/2043	5,810	6,394
New York City, New York Water & Sewer System Revenue Bonds, Series 2011 5.375% due 06/15/2043	5,000	5,203
New York State Dormitory Authority Revenue Bonds, Series 2010 5.000% due 07/01/2040	2,200	2,241
Port Authority of New York & New Jersey Revenue Bonds, Series 2014 5.000% due 10/15/2044	4,250	4,804
Schenectady Metroplex Development Authority, New York Revenue Bonds, (AGM Insured), Series 2014 5.500% due 08/01/2033	1,410	1,606
		22,544
NORTH CAROLINA 1.9%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2013 5.000% due 01/15/2039	4,450	4,826
OHIO 6.5%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2012 5.000% due 02/15/2037	2,950	3,152
Brecksville-Broadview Heights City School District, Ohio General Obligation Bonds, Series 2018 5.000% due 12/01/2045	1,000	1,130
Brunswick City School District, Ohio General Obligation Bonds, Series 2018 5.250% due 12/01/2048	3,000	3,416
Franklin County, Ohio Revenue Bonds, Series 2012 5.000% due 11/01/2042	1,000	1,067
Kent State University, Ohio Revenue Bonds, Series 2012 5.000% due 05/01/2042	3,725	3,994
Ohio University Revenue Bonds, Series 2013 5.000% due 12/01/2043	3,290	3,576
		16,335
PENNSYLVANIA 11.6%
Altoona Area School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2018 5.000% due 12/01/2039	2,375	2,742
Commonwealth of Pennsylvania Certificates of Participation Bonds, Series 2018 5.000% due 07/01/2043	3,200	3,789
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013 5.000% due 12/01/2043	2,675	2,987
Pennsylvania Turnpike Commission Revenue Bonds, Series 2014
5.000% due 12/01/2039	1,000	1,139
5.000% due 12/01/2044	6,465	7,312
Pennsylvania Turnpike Commission Revenue Bonds, Series 2015
5.000% due 12/01/2040	1,000	1,157
5.000% due 12/01/2045	3,750	4,310
Pennsylvania Turnpike Commission Revenue Bonds, Series 2016 5.000% due 12/01/2041	2,600	3,033
Pennsylvania Turnpike Commission Revenue Bonds, Series 2017 5.000% due 12/01/2042	2,050	2,454
		28,923
SOUTH CAROLINA 2.1%
Florence County, South Carolina Revenue Bonds, Series 2010 5.000% due 11/01/2037	5,075	5,208
TEXAS 4.3%
Boerne School District, Texas General Obligation Bonds, (PSF Insured), Series 2013 5.000% due 02/01/2043	2,500	2,672
Brownsville, Texas General Obligation Bonds, Series 2018 5.000% due 02/15/2043	1,000	1,144
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2012 5.000% due 11/01/2037	2,200	2,331
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2013 5.000% due 11/01/2043	1,000	1,031
Lower Colorado River Authority, Texas Revenue Bonds, Series 2012 5.000% due 05/15/2037	1,400	1,508
North Texas Tollway Authority Revenue Notes, Series 2016 5.000% due 01/01/2020	2,000	2,000
		10,686
UTAH 0.6%
Utah County, Utah Revenue Bonds, Series 2012 5.000% due 05/15/2043	1,375	1,437
VIRGINIA 1.1%
Fairfax County, Virginia Redevelopment & Housing Authority Revenue Bonds, (FHA Insured), Series 2007 4.750% due 04/01/2038	2,775	2,793

Schedule of Investments PIMCO Gurtin National Municipal Opportunistic Value Fund (Cont.)	December 31, 2019 (Unaudited)

WASHINGTON 3.1%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, (NPFGC Insured), Series 1998 4.750% due 02/01/2028	1,715	1,953
Port of Seattle, Washington Revenue Bonds, Series 2010 5.000% due 06/01/2040	1,000	1,014
Port of Seattle, Washington Revenue Bonds, Series 2017 5.000% due 05/01/2042	4,000	4,666
		7,633
Total Municipal Bonds & Notes (Cost $225,063)		236,924
	SHARES
SHORT-TERM INSTRUMENTS 4.2%
MUTUAL FUNDS 4.2%
Fidelity Investments Money Market Government Portfolio, Class I	10,361,465	10,361
Total Short-Term Instruments (Cost $10,361)		10,361
Total Investments in Securities (Cost $235,424)		247,285
Total Investments 99.1% (Cost $235,424)		$247,285
Other Assets and Liabilities, net 0.9%		2,322
Net Assets 100.0%		$249,607

Schedule of Investments PIMCO Gurtin National Municipal Opportunistic Value Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(a)	Zero coupon security.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$1,116	$0	$1,116
California	0	13,218	0	13,218
Colorado	0	16,994	0	16,994
Connecticut	0	18,998	0	18,998
District of Columbia	0	4,102	0	4,102
Florida	0	11,123	0	11,123
Illinois	0	49,103	0	49,103
Indiana	0	4,307	0	4,307
Kansas	0	1,013	0	1,013
Louisiana	0	6,344	0	6,344
Maryland	0	634	0	634
Massachusetts	0	314	0	314
Michigan	0	8,191	0	8,191
Missouri	0	1,082	0	1,082
New York	0	22,544	0	22,544
North Carolina	0	4,826	0	4,826
Ohio	0	16,335	0	16,335
Pennsylvania	0	28,923	0	28,923
South Carolina	0	5,208	0	5,208
Texas	0	10,686	0	10,686
Utah	0	1,437	0	1,437
Virginia	0	2,793	0	2,793
Washington	0	7,633	0	7,633
Short-Term Instruments
Mutual Funds	10,361	0	0	10,361
Total Investments	$10,361	$236,924	$0	$247,285

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 74.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 5.4%
Altice France S.A. 5.740% (LIBOR03M + 4.000%) due 08/14/2026 ~		$2,153	$2,165
Ancestry.com Operations, Inc. 6.050% (LIBOR03M + 4.250%) due 08/27/2026 ~		675	666
B.C. Unlimited Liability Co. 3.549% (LIBOR03M + 1.750%) due 11/19/2026 ~		894	896
Blackstone CQP Holdco LP 5.408% (LIBOR03M + 3.500%) due 09/30/2024 ~		18,955	19,088
Chesapeake Energy Corp. TBD% due 06/09/2024		1,700	1,755
Dun & Bradstreet Corp. 6.792% (LIBOR03M + 5.000%) due 02/06/2026 ~		200	202
Entercom Media Corp. TBD% due 11/18/2024		113	114
Envision Healthcare Corp. 5.549% (LIBOR03M + 3.750%) due 10/10/2025 ~		1,238	1,060
iHeartCommunications, Inc. 5.691% (LIBOR03M + 4.000%) due 05/01/2026 ~		1,109	1,121
Neiman Marcus Group Ltd. LLC (7.213% Cash and 1.000% PIK) 8.213% (LIBOR03M + 5.500%) due 10/25/2023 ~(a)		1,967	1,600
Ortho-Clinical Diagnostics S.A. 5.306% (LIBOR03M + 3.250%) due 06/30/2025 ~		788	780
RegionalCare Hospital Partners Holdings, Inc. 6.299% (LIBOR03M + 4.500%) due 11/17/2025 ~		3,722	3,756
Sequa Mezzanine Holdings LLC 6.904% (LIBOR03M + 5.000%) due 11/28/2021 ~		172	173
Sigma Bidco BV 5.085% (LIBOR03M + 3.000%) due 07/02/2025 ~		493	494
Verscend Holding Corp. 6.299% (LIBOR03M + 4.500%) due 08/27/2025 ~		667	672
Total Loan Participations and Assignments (Cost $34,518)			34,542
CORPORATE BONDS & NOTES 60.2%
BANKING & FINANCE 15.6%
Ally Financial, Inc. 8.000% due 11/01/2031		9,215	12,795
Ardonagh Midco PLC 8.375% due 07/15/2023	GBP	1,200	1,592
Arrow Global Finance PLC 5.125% due 09/15/2024		400	541
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		$2,300	2,486
Banco BTG Pactual S.A. 5.500% due 01/31/2023		300	314
Banco Mercantil del Norte S.A.
6.875% due 07/06/2022 ●(f)(g)		400	419
7.625% due 01/10/2028 ●(f)(g)		400	428
Banco Pan S.A. 8.500% due 04/23/2020		1,875	1,907
Barclays PLC
7.875% due 09/15/2022 ●(f)(g)	GBP	2,300	3,387
8.000% due 06/15/2024 ●(f)(g)		$800	896
Cabot Financial Luxembourg S.A. 7.500% due 10/01/2023 (j)	GBP	5,300	7,315
Cantor Fitzgerald LP 4.875% due 05/01/2024		$50	53
CIT Group, Inc. 5.000% due 08/15/2022		3,375	3,586
Credit Acceptance Corp. 5.125% due 12/31/2024		425	442
Credit Agricole S.A. 7.875% due 01/23/2024 ●(f)(g)		600	686
Credit Suisse Group AG 7.500% due 12/11/2023 ●(f)(g)		600	676
Fly Leasing Ltd. 6.375% due 10/15/2021		350	357
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025		1,150	1,217
Freedom Mortgage Corp.
8.125% due 11/15/2024		430	424

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio	December 31, 2019 (Unaudited)

8.250% due 04/15/2025		1,500	1,474
HSBC Holdings PLC 6.375% due 03/30/2025 ●(f)(g)		400	435
Icahn Enterprises LP
5.250% due 05/15/2027		1,525	1,563
6.250% due 02/01/2022		250	255
6.375% due 12/15/2025		2,800	2,942
Jefferies Finance LLC 6.250% due 06/03/2026		2,400	2,520
Kennedy-Wilson, Inc. 5.875% due 04/01/2024		1,000	1,028
Ladder Capital Finance Holdings LLLP 5.250% due 03/15/2022		2,150	2,239
LoanCore Capital Markets LLC 6.875% due 06/01/2020		905	906
Nationstar Mortgage LLC
6.500% due 07/01/2021		1,267	1,274
6.500% due 06/01/2022		1,850	1,855
Navient Corp.
5.625% due 08/01/2033		3,550	3,061
5.875% due 03/25/2021		3,250	3,365
6.625% due 07/26/2021		6,750	7,153
Oppenheimer Holdings, Inc. 6.750% due 07/01/2022		10,781	11,158
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		4,650	4,882
5.500% due 02/15/2024		1,100	1,209
Pinnacol Assurance 8.625% due 06/25/2034 «(h)		5,000	5,351
SLM Corp. 5.125% due 04/05/2022		2,000	2,075
Societe Generale S.A. 7.375% due 09/13/2021 ●(f)(g)		300	319
Springleaf Finance Corp.
6.125% due 05/15/2022		1,125	1,211
7.125% due 03/15/2026		1,000	1,158
Stearns Holdings LLC
5.000% due 11/05/2024		257	172
Sumitomo Mitsui Financial Group, Inc. 2.826% (US0003M + 0.860%) due 07/19/2023 ~		800	807
Uniti Group, Inc. 6.000% due 04/15/2023		900	866
Voyager Aviation Holdings LLC 8.500% due 08/15/2021		814	836
			99,635
INDUSTRIALS 38.6%
ADT Security Corp.
3.500% due 07/15/2022		1,000	1,021
4.875% due 07/15/2032		530	488
Afren PLC 6.625% due 12/09/2020 ^(b)		1,952	10
Altice France S.A. 7.375% due 05/01/2026		4,300	4,625
AMC Networks, Inc. 4.750% due 08/01/2025		2,000	2,012
Avon Products, Inc. 7.000% due 03/15/2023		3,000	3,271
B.C. Unlimited Liability Co. 4.375% due 01/15/2028		900	904
Baffinland Iron Mines Corp. 8.750% due 07/15/2026		3,000	3,028
Ball Corp. 4.875% due 03/15/2026		1,200	1,304
Bausch Health Americas, Inc. 9.250% due 04/01/2026		2,375	2,732
Bausch Health Cos., Inc.
4.500% due 05/15/2023	EUR	4,800	5,465
5.000% due 01/30/2028		$875	900
5.250% due 01/30/2030		850	884
5.875% due 05/15/2023		1,469	1,483
6.125% due 04/15/2025		1,100	1,139
7.000% due 01/15/2028		1,050	1,157
7.250% due 05/30/2029		1,450	1,659
BCD Acquisition, Inc. 9.625% due 09/15/2023		900	929
Beacon Roofing Supply, Inc. 4.500% due 11/15/2026		750	773
Boise Cascade Co. 5.625% due 09/01/2024		100	104
Bombardier, Inc. 7.875% due 04/15/2027		900	928
Boyd Gaming Corp. 6.000% due 08/15/2026		550	592

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio	December 31, 2019 (Unaudited)

California Resources Corp.
5.000% due 01/15/2020		8,281	7,976
5.500% due 09/15/2021		584	276
6.000% due 11/15/2024		4,329	1,311
8.000% due 12/15/2022		4,468	1,932
CCO Holdings LLC
5.750% due 02/15/2026		2,550	2,695
5.875% due 04/01/2024		600	621
Centene Corp.
4.250% due 12/15/2027		500	515
4.625% due 12/15/2029		825	871
4.750% due 01/15/2025		500	520
Charter Communications Operating LLC
4.800% due 03/01/2050		200	211
5.375% due 04/01/2038		200	229
5.750% due 04/01/2048		150	175
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		3,750	4,225
7.000% due 06/30/2024		1,600	1,847
Chobani LLC 7.500% due 04/15/2025		2,750	2,771
CommScope Technologies LLC 5.000% due 03/15/2027		5,000	4,713
Community Health Systems, Inc. 6.250% due 03/31/2023		6,950	7,072
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 «(a)		5,896	2,452
Continental Resources, Inc. 5.000% due 09/15/2022		165	166
Cornerstone Building Brands, Inc. 8.000% due 04/15/2026		1,000	1,045
CVS Health Corp.
4.300% due 03/25/2028		650	710
4.780% due 03/25/2038		100	114
DAE Funding LLC
4.500% due 08/01/2022		400	407
5.000% due 08/01/2024		2,250	2,368
5.750% due 11/15/2023		100	105
Dell International LLC 8.350% due 07/15/2046		1,327	1,827
Dell, Inc.
5.400% due 09/10/2040		7,000	7,024
6.500% due 04/15/2038		18,050	19,337
Dun & Bradstreet Corp. 10.250% due 02/15/2027		5,000	5,759
Eagle Holding Co. LLC (7.750% Cash or 8.500% PIK) 7.750% due 05/15/2022 (a)		500	509
Eldorado Resorts, Inc. 7.000% due 08/01/2023		800	837
Endo Dac
5.875% due 10/15/2024		4,400	4,281
6.000% due 07/15/2023		3,437	2,492
6.000% due 02/01/2025		13,825	9,362
Envision Healthcare Corp. 8.750% due 10/15/2026		3,950	2,460
Fair Isaac Corp. 5.250% due 05/15/2026		125	138
Ford Motor Co. 4.750% due 01/15/2043		3,000	2,659
goeasy Ltd. 5.375% due 12/01/2024		2,000	2,041
Greif, Inc. 6.500% due 03/01/2027		750	811
HCA, Inc.
5.250% due 06/15/2026		950	1,065
5.375% due 02/01/2025		3,450	3,822
Hertz Corp. 7.125% due 08/01/2026		4,950	5,370
Hilton Worldwide Finance LLC 4.875% due 04/01/2027		650	692
Huntsman International LLC 5.125% due 04/15/2021	EUR	600	711
iHeartCommunications, Inc.
6.375% due 05/01/2026		$393	427
8.375% due 05/01/2027		712	788
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (a)	EUR	500	589
IHS Markit Ltd. 4.750% due 02/15/2025		$2,300	2,518
Intelsat Jackson Holdings S.A. 8.500% due 10/15/2024		3,000	2,739
Jagged Peak Energy LLC 5.875% due 05/01/2026		700	724
Jaguar Land Rover Automotive PLC 6.875% due 11/15/2026	EUR	1,200	1,419

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio	December 31, 2019 (Unaudited)

KB Home 7.625% due 05/15/2023		$500	561
KFC Holding Co. 5.000% due 06/01/2024		1,000	1,038
Kinder Morgan, Inc. 8.050% due 10/15/2030		200	264
Kronos Acquisition Holdings, Inc. 9.000% due 08/15/2023		9,906	9,489
Live Nation Entertainment, Inc. 5.625% due 03/15/2026		100	107
Marriott Ownership Resorts, Inc. 6.500% due 09/15/2026		325	354
MGM Resorts International
5.750% due 06/15/2025		700	786
6.000% due 03/15/2023		2,000	2,199
Minerva Luxembourg S.A. 6.500% due 09/20/2026		2,300	2,453
MPLX LP 4.500% due 07/15/2023		1,100	1,169
Netflix, Inc. 5.375% due 11/15/2029		325	347
Novasep Holding S.A.S. (5.000% Cash and 3.000% PIK) 8.000% due 05/31/2022	EUR	8,967	9,405
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/31/2020 (e)(f)		$574	6
Ortho-Clinical Diagnostics, Inc. 6.625% due 05/15/2022		1,000	996
Par Pharmaceutical, Inc. 7.500% due 04/01/2027		200	200
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(b)		1,250	103
5.500% due 04/12/2037 ^(b)		1,250	103
PetSmart, Inc. 5.875% due 06/01/2025		1,252	1,279
PGT Escrow Issuer, Inc. 6.750% due 08/01/2026		1,100	1,182
Post Holdings, Inc.
5.000% due 08/15/2026		1,500	1,587
5.500% due 03/01/2025		500	525
Precision Drilling Corp. 7.750% due 12/15/2023		950	950
QGOG Constellation S.A. 9.000% due 11/09/2024 «		5,134	0
Rackspace Hosting, Inc. 8.625% due 11/15/2024 (j)		1,300	1,274
Sabine Pass Liquefaction LLC
5.000% due 03/15/2027		3,375	3,714
5.625% due 03/01/2025		950	1,070
5.875% due 06/30/2026		850	976
Sands China Ltd. 5.400% due 08/08/2028		700	791
Scientific Games International, Inc. 5.000% due 10/15/2025		1,650	1,732
Sealed Air Corp. 6.875% due 07/15/2033		400	473
Sensata Technologies BV 5.625% due 11/01/2024		600	669
Standard Industries, Inc. 5.375% due 11/15/2024		2,100	2,163
Suburban Propane Partners LP 5.750% due 03/01/2025		460	474
T-Mobile USA, Inc.
4.750% due 02/01/2028		3,200	3,359
6.000% due 04/15/2024		2,625	2,717
6.500% due 01/15/2026		3,800	4,081
Team Health Holdings, Inc. 6.375% due 02/01/2025		1,000	670
Tesco PLC 6.150% due 11/15/2037		510	597
Teva Pharmaceutical Finance Netherlands BV 1.250% due 03/31/2023	EUR	300	314
Toll Brothers Finance Corp. 4.875% due 03/15/2027		$1,500	1,624
Uber Technologies, Inc. 7.500% due 09/15/2027		1,475	1,517
United Rentals North America, Inc.
4.625% due 10/15/2025		1,450	1,494
5.500% due 05/15/2027		350	376
VeriSign, Inc. 4.750% due 07/15/2027		4,000	4,227
ViaSat, Inc. 5.625% due 04/15/2027		275	295
Videotron Ltd. 5.125% due 04/15/2027		1,350	1,448

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio	December 31, 2019 (Unaudited)

Virgin Media Finance PLC 5.250% due 02/15/2022		1,600	1,628
Virgin Media Secured Finance PLC 5.000% due 04/15/2027	GBP	1,400	1,969
VOC Escrow Ltd. 5.000% due 02/15/2028		$300	315
Williams Scotsman International, Inc. 6.875% due 08/15/2023		2,050	2,164
WMG Acquisition Corp. 5.500% due 04/15/2026		1,750	1,847
Wyndham Destinations, Inc.
4.625% due 03/01/2030		100	100
5.750% due 04/01/2027		3,000	3,264
Wynn Las Vegas LLC 5.250% due 05/15/2027		1,000	1,064
Yum! Brands, Inc. 6.875% due 11/15/2037		100	116
Ziggo BV 5.500% due 01/15/2027		1,600	1,703
			246,464
UTILITIES 6.0%
Blue Racer Midstream LLC 6.125% due 11/15/2022		1,050	1,031
CenturyLink, Inc. 7.500% due 04/01/2024 (j)		950	1,073
Genesis Energy LP
5.625% due 06/15/2024		200	194
6.000% due 05/15/2023		2,525	2,507
NSG Holdings LLC 7.750% due 12/15/2025		1,520	1,684
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		260	259
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(a)		917	502
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		164	161
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(a)		726	181
Pacific Gas & Electric Co.
3.300% due 12/01/2027 ^(b)		100	100
5.125% due 11/15/2043 ^(b)		100	103
6.050% due 03/01/2034 ^(b)		100	105
Rio Oil Finance Trust 8.200% due 04/06/2028		600	695
Sprint Capital Corp. 8.750% due 03/15/2032		2,300	2,796
Sprint Communications, Inc. 7.000% due 08/15/2020		3,800	3,885
Sprint Corp.
7.125% due 06/15/2024		4,600	4,972
7.875% due 09/15/2023		6,750	7,461
Targa Resources Partners LP
6.500% due 07/15/2027		100	110
6.875% due 01/15/2029		425	472
Terraform Global Operating LLC 6.125% due 03/01/2026		2,000	2,086
TerraForm Power Operating LLC 5.000% due 01/31/2028		2,500	2,648
Vistra Energy Corp. 8.000% due 01/15/2025		4,775	5,002
			38,027
Total Corporate Bonds & Notes (Cost $369,138)			384,126
MUNICIPAL BONDS & NOTES 0.6%
FLORIDA 0.1%
Sunrise, Florida Special Assessment Notes, Series 2015 4.800% due 05/01/2025		450	472
NEW YORK 0.0%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005 6.000% due 06/01/2028		100	100
WEST VIRGINIA 0.5%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047		3,240	3,369

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio	December 31, 2019 (Unaudited)

Total Municipal Bonds & Notes (Cost $3,120)		3,941
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
Adjustable Rate Mortgage Trust 3.576% due 10/25/2035 ~	74	59
American Home Mortgage Assets Trust
3.159% due 11/25/2046 ●	613	300
6.250% due 06/25/2037 ^þ	147	134
Banc of America Funding Trust 4.135% due 03/20/2036 ^~	87	84
Bear Stearns ALT-A Trust 4.116% due 01/25/2035 ~	3	3
Citigroup Mortgage Loan Trust 4.190% due 11/25/2035 ●	150	151
Countrywide Alternative Loan Trust
1.972% due 05/25/2047 ●	22	21
1.975% due 03/20/2046 ●	37	34
2.052% due 07/25/2046 ^●	296	203
3.239% due 12/25/2035 ●	45	41
3.279% due 10/25/2035 ^~	28	27
Countrywide Home Loan Mortgage Pass-Through Trust
2.432% due 03/25/2035 ●	112	109
6.000% due 05/25/2036 ^	72	60
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.000% due 03/24/2049	3	3
Downey Savings & Loan Association Mortgage Loan Trust 2.264% due 02/19/2045 ●	18	17
First Horizon Alternative Mortgage Securities Trust
4.063% due 09/25/2035 ^~	194	188
6.000% due 05/25/2036 ^	72	54
GMAC Mortgage Corp. Loan Trust 4.159% due 04/19/2036 ^~	165	154
GSR Mortgage Loan Trust
4.460% due 04/25/2035 ~	2	2
4.655% due 11/25/2035 ~	26	26
4.714% due 05/25/2035 ~	190	180
HarborView Mortgage Loan Trust
1.954% due 01/19/2038 ●	22	21
2.004% due 03/19/2036 ^●	305	293
IndyMac Mortgage Loan Trust 3.794% due 09/25/2035 ^~	50	47
JPMorgan Mortgage Trust
3.717% due 07/27/2037 ~	261	265
4.492% due 07/25/2035 ~	54	55
6.000% due 08/25/2037 ^	84	69
Residential Accredit Loans, Inc. Trust
2.122% due 03/25/2037 ●	325	69
5.718% due 02/25/2036 ^~	226	202
Residential Asset Securitization Trust 6.000% due 05/25/2037 ^	70	59
Structured Asset Mortgage Investments Trust 2.012% due 05/25/2036 ●	24	23
WaMu Mortgage Pass-Through Certificates Trust
3.009% due 05/25/2047 ●	275	267
3.210% due 10/25/2036 ^~	133	125
3.995% due 07/25/2037 ^~	123	117
Total Non-Agency Mortgage-Backed Securities (Cost $2,910)		3,462
ASSET-BACKED SECURITIES 0.3%
Carrington Mortgage Loan Trust 1.942% due 08/25/2036 ●	78	73
Credit-Based Asset Servicing & Securitization Trust 3.485% due 01/25/2037 ^þ	892	449
CSAB Mortgage-Backed Trust 6.172% due 06/25/2036 ^þ	355	163
Mid-State Trust 7.791% due 03/15/2038	11	12
Morgan Stanley ABS Capital, Inc. Trust 1.932% due 05/25/2037 ●	86	79
Option One Mortgage Loan Trust Asset-Backed Certificates 2.767% due 08/25/2033 ●	54	55
Residential Asset Securities Corp. Trust
1.942% due 08/25/2036 ●	18	17

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio	December 31, 2019 (Unaudited)

6.980% due 09/25/2031 þ		1,222	1,260
Total Asset-Backed Securities (Cost $1,883)			2,108
SOVEREIGN ISSUES 0.5%
Argentina Government International Bond 3.380% due 12/31/2038 þ	EUR	6,000	3,128
Total Sovereign Issues (Cost $4,088)			3,128
		SHARES
COMMON STOCKS 1.6%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (c)		163,228	467
iHeartMedia, Inc.		124	2
iHeartMedia, Inc. ’A’ (c)		9,223	156
			625
CONSUMER DISCRETIONARY 0.6%
Caesars Entertainment Corp. (c)		295,846	4,023
ENERGY 0.0%
Dommo Energia S.A. SP - ADR «(c)		251	2
FINANCIALS 0.2%
CIT Group, Inc.		26,331	1,201
Hipotecaria Su Casita S.A. «		78,886	0
Mr Cooper Group, Inc. (c)		4,374	55
			1,256
HEALTH CARE 0.7%
NVHL S.A. ’A’ «(c)(h)		231,498	416
NVHL S.A. ’B’ «(c)(h)		231,498	416
NVHL S.A. ’C’ «(c)(h)		231,498	416
NVHL S.A. ’D’ «(c)(h)		231,498	416
NVHL S.A. ’E’ «(c)(h)		231,498	416
NVHL S.A. ’F’ «(c)(h)		231,498	415
NVHL S.A. ’G’ «(c)(h)		231,498	415
NVHL S.A. ’H’ «(c)(h)		231,498	415
NVHL S.A. ’I’ «(c)(h)		231,498	415
NVHL S.A. ’J’ «(c)(h)		231,498	415
			4,155
Total Common Stocks (Cost $12,405)			10,061
WARRANTS 0.4%
COMMUNICATION SERVICES 0.2%
iHeartMedia, Inc.		60,068	1,015
MATERIALS 0.2%
Novasep Holding SAS - Exp. 05/31/2022 «		2,849,700	1,438
UTILITIES 0.0%
Vistra Energy Corp. - Exp. 02/02/2024		60,750	132
Total Warrants (Cost $1,273)			2,585
PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.1%
CIT Group, Inc. 5.800% due 06/15/2022 ●(f)		550,000	565
INDUSTRIALS 0.2%
Xfit Brands, Inc. «		1,000	1,414
Total Preferred Securities (Cost $4,206)			1,979
REAL ESTATE INVESTMENT TRUSTS 1.4%
REAL ESTATE 1.4%
VICI Properties, Inc.		354,535	9,058

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio	December 31, 2019 (Unaudited)

Total Real Estate Investment Trusts (Cost $4,317)		9,058
SHORT-TERM INSTRUMENTS 2.8%
REPURCHASE AGREEMENTS (i) 2.4%		15,584
	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.1%
Groupe Novasep 11.000% due 03/21/2020 «(h)	$444	404
U.S. TREASURY BILLS 0.3%
1.619% due 01/16/2020 - 02/20/2020 (d)(e)(l)(n)	1,700	1,698
Total Short-Term Instruments (Cost $17,716)		17,686
Total Investments in Securities (Cost $455,574)		472,676
	SHARES
INVESTMENTS IN AFFILIATES 25.8%
COMMON STOCKS 0.0%
Xfit Brands, Inc. ^	2,040,639	10
Total Common Stocks (Cost $418)		10
SHORT-TERM INSTRUMENTS 25.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 25.8%
PIMCO Short-Term Floating NAV Portfolio III	16,637,353	164,593
Total Short-Term Instruments (Cost $164,554)		164,593
Total Investments in Affiliates (Cost $164,972)		164,603
Total Investments 99.9% (Cost $620,546)		$637,279
Financial Derivative Instruments (k)(m) (0.1)%(Cost or Premiums, net $14,187)		(854)
Other Assets and Liabilities, net 0.2%		1,209
Net Assets 100.0%		$637,634

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Groupe Novasep 11.000% due 03/21/2020	11/01/2019	$434	$404	0.06%
NVHL S.A. 'A'	03/09/2012 - 05/01/2013	723	416	0.07
NVHL S.A. 'B'	03/09/2012 - 05/01/2013	723	416	0.07
NVHL S.A. 'C'	03/09/2012 - 05/01/2013	723	416	0.07
NVHL S.A. 'D'	03/09/2012 - 05/01/2013	723	416	0.07
NVHL S.A. 'E'	03/09/2012 - 05/01/2013	724	416	0.07
NVHL S.A. 'F'	03/09/2012 - 05/01/2013	724	415	0.06
NVHL S.A. 'G'	03/09/2012 - 05/01/2013	724	415	0.06
NVHL S.A. 'H'	03/09/2012 - 05/01/2013	724	415	0.06
NVHL S.A. 'I'	03/09/2012 - 05/01/2013	724	415	0.06
NVHL S.A. 'J'	03/09/2012 - 05/01/2013	724	415	0.06
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	5,000	5,351	0.84
		$12,670	$9,910	1.55%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	1.350%	11/01/2019	11/01/2021	$5,081	Macy's Retail Holdings, Inc. 3.625% due 06/01/2024	$(5,057)	$5,081	$5,093
BOS	1.080	12/30/2019	01/06/2020	196	U.S. Treasury Bonds 2.250% due 08/15/2049	(195)	196	196
FICC	1.250	12/31/2019	01/02/2020	4,078	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	(4,161)	4,078	4,078
JML	(1.500)	10/18/2019	10/17/2021	2,043	Country Garden Holdings, Co. 7.500% due 03/09/2020	(2,061)	2,043	2,037
SBI	(0.500)	11/01/2019	11/01/2021	4,186	American Airlines Pass-Through Trust 4.950% due 08/15/2026	(4,192)	4,186	4,182
Total Repurchase Agreements						$(15,666)	$15,584	$15,586

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BCY	0.250%	11/01/2019	TBD(3)		$(584)	$(584)
	1.500	11/01/2019	TBD(3)		(979)	(982)
BPS	0.200	10/11/2019	TBD(3)	GBP	(929)	(1,231)
Total Reverse Repurchase Agreements						$(2,797)

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio	December 31, 2019 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)
Corporate Bonds & Notes (1.8)%
Banking & Finance (0.3)%
Country Garden Holdings Co. Ltd.	7.500%	03/09/2020	$2,000	$(2,041)	$(2,061)
Industrials (1.5)%
American Airlines Pass-Through Trust	4.950%	08/15/2026	3,935	(4,122)	(4,234)
Macy's Retail Holdings, Inc.	3.625	06/01/2024	5,000	(4,835)	(5,066)
	Total Industrials			(8,957)	(9,300)
Total Corporate Bonds & Notes				(10,998)	(11,361)
U.S. Treasury Obligations 0.0%
U.S. Treasury Bonds	2.250%	08/15/2049	200	(198)	(196)
Total Short Sales (1.8)%				$(11,196)	$(11,557)

(j)	Securities with an aggregate market value of $3,242 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(8,600) at a weighted average interest rate of 0.332%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $139 of accrued interest.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2020	104	$13,356	$(116)	$0	$(11)

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2020	72	$(13,769)	$235	$90	$0
Euro-Buxl 30-Year Bond March Futures	03/2020	10	(2,225)	57	34	0
U.S. Treasury 30-Year Bond March Futures	03/2020	29	(4,521)	105	10	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2020	24	(4,360)	123	28	0
				$520	$162	$0
Total Futures Contracts				$404	$162	$(11)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Anadarko Petroleum Corp.	(1.000)%	Quarterly	12/20/2023	0.670%		$10,000	$190	$(320)	$(130)	$0	$(1)
Anheuser-Busch InBev	(1.000)	Quarterly	12/20/2023	0.346	EUR	8,800	(183)	(80)	(263)	0	(1)
ArcelorMittal	(1.000)	Quarterly	06/20/2024	1.349		2,000	402	(368)	34	0	(1)
Freeport-McMoRan, Inc.	(1.000)	Quarterly	12/20/2023	0.839		$4,000	281	(307)	(26)	0	(1)
Johnson & Johnson	(1.000)	Quarterly	06/20/2024	0.201		20,000	(675)	(25)	(700)	6	0
Macy's Retail Holdings, Inc.	(1.000)	Quarterly	06/20/2023	0.959		4,000	112	(119)	(7)	5	0
Viacom, Inc.	(1.000)	Quarterly	06/20/2027	0.949		10,000	556	(595)	(39)	4	0
							$683	$(1,814)	$(1,131)	$15	$(4)

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio	December 31, 2019 (Unaudited)
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Arconic, Inc.	1.000%	Quarterly	06/20/2025	0.000%	$5,000	$(33)	$17	$(16)	$3	$0
Ford Motor Co.	5.000	Quarterly	06/20/2023	0.972	100	15	(1)	14	0	0
Sprint Communications, Inc.	5.000	Quarterly	09/20/2020	0.620	4,750	187	(28)	159	0	(2)
						$169	$(12)	$157	$3	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-33 5-Year Index	5.000%	Quarterly	12/20/2024	$66,825	$5,029	$1,531	$6,560	$0	$(23)
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.250%	Semi-Annual	12/16/2022	$151,800	$7,692	$(5,230)	$2,462	$0	$(89)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/16/2025	19,500	1,483	(668)	815	0	(30)
						$9,175	$(5,898)	$3,277	$0	$(119)
Total Swap Agreements						$15,056	$(6,193)	$8,863	$18	$(148)

(l)	Securities with an aggregate market value of $665 and cash of $9,101 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BPS	01/2020	EUR	1,369		$1,526	$0	$(10)
	01/2020	GBP	9,930		12,859	0	(297)
CBK	01/2020		412		546	0	0
HUS	01/2020		$318	EUR	286	3	0
MYI	01/2020	EUR	22,089		$24,424	0	(364)
Total Forward Foreign Currency Contracts						$3	$(671)

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio	December 31, 2019 (Unaudited)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(1)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Turkey Government International Bond	(1.000)%	Quarterly	03/20/2020	0.359%	$7,000	$292	$(304)	$0	$(12)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Deutsche Bank AG	1.000%	Quarterly	12/20/2023	2.645%	EUR	2,000	$(192)	$52	$0	$(140)
	Royal Bank of Scotland Group PLC	1.000	Quarterly	12/20/2023	0.840		2,000	(124)	139	15	0
HUS	Danske Bank A/S	1.000	Quarterly	12/20/2023	0.989		2,000	(144)	146	2	0
	UniCredit SpA	1.000	Quarterly	06/20/2023	1.379		5,000	(701)	629	0	(72)
								$(1,161)	$966	$17	$(212)
Total Swap Agreements								$(869)	$662	$17	$(224)

(n)	Securities with an aggregate market value of $869 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$34,542	$0	$34,542
Corporate Bonds & Notes
Banking & Finance	0	94,284	5,351	99,635
Industrials	0	244,012	2,452	246,464
Utilities	0	38,027	0	38,027
Municipal Bonds & Notes
Florida	0	472	0	472
New York	0	100	0	100
West Virginia	0	3,369	0	3,369
Non-Agency Mortgage-Backed Securities	0	3,462	0	3,462
Asset-Backed Securities	0	2,108	0	2,108
Sovereign Issues	0	3,128	0	3,128
Common Stocks
Communication Services	623	2	0	625
Consumer Discretionary	4,023	0	0	4,023
Energy	0	0	2	2
Financials	1,256	0	0	1,256
Health Care	0	0	4,155	4,155
Warrants
Communication Services	0	1,015	0	1,015
Materials	0	0	1,438	1,438
Utilities	132	0	0	132
Preferred Securities
Banking & Finance	0	565	0	565
Industrials	0	0	1,414	1,414

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio	December 31, 2019 (Unaudited)

Real Estate Investment Trusts
Real Estate	9,058	0		0	9,058
Short-Term Instruments
Repurchase Agreements	0	15,584		0	15,584
Short-Term Notes	0	0		404	404
U.S. Treasury Bills	0	1,698		0	1,698
	$15,092	$442,368		$15,216	$472,676
Investments in Affiliates, at Value
Common Stocks	0	0		10	10
Short-Term Instruments
Central Funds Used for Cash Management Purposes	164,593	0		0	164,593
	$164,593	$0	$		$164,603
Total Investments	$179,685	$442,368		$15,226	$637,279
Short Sales, at Value - Liabilities
Corporate Bonds & Notes	0	(11,361)		0	(11,361)
U.S. Treasury Obligations	0	(196)		0	(196)
	$0	$(11,557)		$0	$(11,557)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	162	18		0	180
Over the counter	0	20		0	20
	$162	$38		$0	$200
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(11)	(148)		0	(159)
Over the counter	0	(895)		0	(895)
	$(11)	$(1,043)		$0	$(1,054)
Total Financial Derivative Instruments	$151	$(1,005)		$0	$(854)
Totals	$179,836	$429,806		$15,226	$624,868

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2019:
Category and Subcategory	Beginning Balance at 03/31/2019	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2019(1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$4,891	$0	$0	$0	$0	$460	$0	$0	$5,351	$460
Industrials	0	3,522	0	0	0	(1,070)	0	0	2,452	(1,070)
Common Stocks
Energy	5	0	0	0	0	(3)	0	0	2	(3)
Health Care	4,155	0	0	0	0	0	0	0	4,155	0
Warrants
Materials	1,438	0	0	0	0	0	0	0	1,438	0
Preferred Securities
Industrials	1,414	0	0	0	0	0	0	0	1,414	0
Short-Term Instruments
Short-Term Notes	0	426	0	8	0	(30)	0	0	404	(30)
Investments in Affiliates, at Value
Common Stocks	0	0	0	0	0	0	10	0	10	0
Totals	$11,903	$3,948	$0	$8	$0	$(643)	$10	$0	$15,226	$(643)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
					(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 12/31/2019	Valuation Technique	Unobservable Inputs		Input Value(s)	Weighted Average
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$5,351	Reference Instrument	Option Adjusted Spread		584.983 bps	—
Industrials	2,281	Market Based Approach	Recovery Value		47.609	—
	171	Other Valuation Techniques(2)	-		-	—
Common Stocks
Energy	2	Other Valuation Techniques(2)	-		-	—
Health Care	4,155	Third Party Vendor	Broker Quote	EUR	1.600	—
Warrants

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio	December 31, 2019 (Unaudited)

Materials	1,438	Other Valuation Techniques(2)	-	-	—
Preferred Securities
Industrials	1,414	Other Valuation Techniques(2)	-	—	—
Short-Term Instruments
Short-Term Notes	404	Proxy Pricing	Base Price	90.950	—

Investments in Affiliates, at Value
Common Stocks	10	Other Valuation Techniques(2)	-	—	—
Total	$15,226

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

Schedule of Investments PIMCO High Yield Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.8%
Advanced Drainage Systems, Inc. 4.000% (LIBOR03M + 2.250%) due 07/31/2026 ~	$1,393	$1,409
American Builders & Contractors Supply Co., Inc. 3.799% (LIBOR03M + 2.000%) due 01/15/2027 ~	9,077	9,120
API Group, Inc. 4.299% (LIBOR03M + 2.500%) due 10/01/2026 ~	10,550	10,647
Brand Energy & Infrastructure Services, Inc. 6.184% - 6.293% (LIBOR03M + 4.250%) due 06/21/2024 ~	14,885	14,864
Caesars Resort Collection LLC 4.549% (LIBOR03M + 2.750%) due 12/23/2024 ~	4,949	4,963
Camelot U.S. Acquisition 1 Co. 5.049% (LIBOR03M + 3.250%) due 10/31/2026 ~	200	201
CommScope, Inc. 5.049% (LIBOR03M + 3.250%) due 04/06/2026 ~	8,978	9,047
Core & Main LP 4.441% - 4.664% (LIBOR03M + 2.750%) due 08/01/2024 ~	4,949	4,952
CPG International, Inc. 5.933% (LIBOR03M + 3.750%) due 05/05/2024 «~	4,949	4,974
Diamond Sports Group LLC 5.030% (LIBOR03M + 3.250%) due 08/24/2026 ~	7,481	7,481
Dun & Bradstreet Corp. 6.792% (LIBOR03M + 5.000%) due 02/06/2026 ~	9,200	9,282
Edgewell Personal Care Co. TBD% due 09/18/2026 «	5,200	5,220
Emerald TopCo, Inc. 5.299% (LIBOR03M + 3.500%) due 07/24/2026 ~	6,135	6,180
Envision Healthcare Corp. 5.549% (LIBOR03M + 3.750%) due 10/10/2025 ~	19,850	17,005
Flex Acquisition Co., Inc. 4.691% - 5.099% (LIBOR03M + 3.000%) due 12/29/2023 ~	15,946	15,850
Genesee & Wyoming, Inc. TBD% due 11/06/2026	3,900	3,943
Getty Images, Inc. 6.313% (LIBOR03M + 4.500%) due 02/19/2026 ~	13,910	13,970
Global Medical Response, Inc. 5.035% (LIBOR03M + 3.250%) due 04/28/2022 ~	7,462	7,320
Jaguar Holding Co. 4.299% (LIBOR03M + 2.500%) due 08/18/2022 ~	4,948	4,980
MPH Acquisition Holdings LLC 4.695% (LIBOR03M + 2.750%) due 06/07/2023 ~	5,000	4,946
Nascar Holdings, Inc. 4.495% (LIBOR03M + 2.750%) due 10/19/2026 ~	6,904	6,987
NCI Building Systems, Inc. 5.486% (LIBOR03M + 3.750%) due 04/12/2025 ~	11,455	11,450
Ortho-Clinical Diagnostics S.A. 5.306% (LIBOR03M + 3.250%) due 06/30/2025 ~	4,898	4,849
Parexel International Corp. 4.549% - 4.555% (LIBOR03M + 2.750%) due 09/27/2024 ~	5,286	5,190
RegionalCare Hospital Partners Holdings, Inc. 6.299% (LIBOR03M + 4.500%) due 11/17/2025 ~	9,925	10,017
Sotera Health Holdings LLC 6.289% (LIBOR03M + 4.500%) due 12/11/2026 ~	61,396	61,678
Sprint Communications, Inc. 4.313% (LIBOR03M + 2.500%) due 02/02/2024 ~	4,949	4,917
Starfruit Finco BV 4.960% (LIBOR03M + 3.250%) due 10/01/2025 ~	11,697	11,726
Sunshine Luxembourg SARL 6.195% (LIBOR03M + 4.250%) due 10/01/2026 ~	20,000	20,216
TransDigm, Inc. 4.299% (LIBOR03M + 2.500%) due 06/09/2023 ~	10,407	10,452
U.S. Renal Care, Inc. 6.813% (LIBOR03M + 5.000%) due 06/26/2026 ~	20,449	20,331
Western Institutional Review Board, Inc. TBD% due 12/03/2026 «	11,000	11,014
Total Loan Participations and Assignments (Cost $332,515)		335,181
CORPORATE BONDS & NOTES 82.5%
BANKING & FINANCE 7.1%
Allied Universal Holdco LLC 6.625% due 07/15/2026	7,500	8,074

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2019 (Unaudited)

Ally Financial, Inc.
5.125% due 09/30/2024	10,000	11,049
7.500% due 09/15/2020	20,000	20,758
8.000% due 03/15/2020	10,000	10,092
8.000% due 11/01/2031	20,928	28,986
Barclays PLC 7.750% due 09/15/2023 ●(c)(d)	8,000	8,746
BNP Paribas S.A. 7.375% due 08/19/2025 ●(c)(d)	17,500	20,206
CIT Group, Inc.
5.000% due 08/15/2022	20,000	21,250
5.000% due 08/01/2023	15,000	16,194
6.125% due 03/09/2028	4,075	4,820
Credit Acceptance Corp. 5.125% due 12/31/2024	7,500	7,807
Credit Agricole S.A. 7.875% due 01/23/2024 ●(c)(d)	20,000	22,848
Credit Suisse Group AG
6.250% due 12/18/2024 ●(c)(d)	10,000	10,908
7.250% due 09/12/2025 ●(c)(d)	2,000	2,234
7.500% due 07/17/2023 ●(c)(d)	4,750	5,202
Equinix, Inc.
5.375% due 05/15/2027	10,000	10,879
5.875% due 01/15/2026	7,000	7,442
ESH Hospitality, Inc.
4.625% due 10/01/2027	10,000	10,143
5.250% due 05/01/2025	17,000	17,609
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025	12,500	13,230
Freedom Mortgage Corp. 8.250% due 04/15/2025	10,000	9,828
Greystar Real Estate Partners LLC 5.750% due 12/01/2025	13,271	13,802
Howard Hughes Corp. 5.375% due 03/15/2025	12,000	12,540
Icahn Enterprises LP 5.250% due 05/15/2027	10,250	10,508
ING Groep NV 5.750% due 11/16/2026 ●(c)(d)	10,000	10,536
Intesa Sanpaolo SpA
5.017% due 06/26/2024	15,000	15,759
5.710% due 01/15/2026	10,000	10,823
7.700% due 09/17/2025 ●(c)(d)	5,000	5,423
iStar, Inc.
4.250% due 08/01/2025	9,000	9,121
4.750% due 10/01/2024	8,750	9,085
Lloyds Banking Group PLC 7.500% due 06/27/2024 ●(c)(d)	33,000	36,524
MGM Growth Properties Operating Partnership LP
4.500% due 09/01/2026	8,000	8,439
5.625% due 05/01/2024	10,000	10,921
5.750% due 02/01/2027	7,625	8,530
Navient Corp.
5.625% due 08/01/2033	2,000	1,725
5.875% due 03/25/2021	9,000	9,317
6.125% due 03/25/2024	10,000	10,875
6.500% due 06/15/2022	10,000	10,862
6.625% due 07/26/2021	1,750	1,855
6.750% due 06/25/2025	5,000	5,532
7.250% due 01/25/2022	7,000	7,618
8.000% due 03/25/2020	3,244	3,283
Provident Funding Associates LP 6.375% due 06/15/2025	9,000	8,846
Quicken Loans, Inc.
5.250% due 01/15/2028	15,000	15,560
5.750% due 05/01/2025	7,500	7,769
RHP Hotel Properties LP 5.000% due 04/15/2023	10,000	10,229
Royal Bank of Scotland Group PLC 7.648% due 09/30/2031 ●(c)	15,000	21,553
Ryman Hospitality Properties, Inc. 4.750% due 10/15/2027	10,000	10,343
SLM Corp. 5.125% due 04/05/2022	2,875	2,983
Springleaf Finance Corp.
5.375% due 11/15/2029	9,000	9,411
5.625% due 03/15/2023	12,375	13,365
6.125% due 05/15/2022	6,500	6,996
6.125% due 03/15/2024	7,750	8,506
6.625% due 01/15/2028	6,500	7,349
6.875% due 03/15/2025	12,500	14,250

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2019 (Unaudited)

7.125% due 03/15/2026	10,000	11,581
		630,124
INDUSTRIALS 66.9%
Acadia Healthcare Co., Inc.
5.125% due 07/01/2022	9,000	9,093
5.625% due 02/15/2023	5,000	5,092
6.500% due 03/01/2024	3,500	3,637
Actuant Corp. 5.625% due 06/15/2022	10,000	10,128
Adient Global Holdings Ltd. 4.875% due 08/15/2026	17,500	15,663
Adient U.S. LLC 7.000% due 05/15/2026	2,050	2,238
ADT Security Corp.
3.500% due 07/15/2022	4,000	4,082
4.125% due 06/15/2023	12,500	12,917
4.875% due 07/15/2032	13,345	12,278
6.250% due 10/15/2021	5,000	5,284
Advanced Disposal Services, Inc. 5.625% due 11/15/2024	15,000	15,644
AECOM 5.875% due 10/15/2024	7,000	7,761
Air Medical Group Holdings, Inc. 6.375% due 05/15/2023	20,000	17,958
Albertsons Cos. LLC
4.625% due 01/15/2027	2,000	2,001
6.625% due 06/15/2024	10,000	10,492
7.500% due 03/15/2026	12,000	13,492
Alcoa Nederland Holding BV
6.125% due 05/15/2028	3,500	3,795
6.750% due 09/30/2024	4,000	4,218
7.000% due 09/30/2026	4,000	4,373
Allison Transmission, Inc.
4.750% due 10/01/2027	5,000	5,202
5.000% due 10/01/2024	5,000	5,131
5.875% due 06/01/2029	5,000	5,487
Altice Financing S.A.
6.625% due 02/15/2023	15,000	15,294
7.500% due 05/15/2026	12,500	13,461
Altice Finco S.A. 7.625% due 02/15/2025	10,000	10,379
Altice France S.A.
5.500% due 01/15/2028	17,000	17,500
7.375% due 05/01/2026	20,000	21,510
8.125% due 02/01/2027	7,950	8,968
Altice Luxembourg S.A. 7.625% due 02/15/2025	7,000	7,298
AMC Networks, Inc.
4.750% due 12/15/2022	2,500	2,526
4.750% due 08/01/2025	5,000	5,029
5.000% due 04/01/2024	7,500	7,669
American Builders & Contractors Supply Co., Inc.
4.000% due 01/15/2028	15,750	16,015
5.875% due 05/15/2026	17,500	18,626
Amsted Industries, Inc.
4.625% due 05/15/2030	10,000	10,097
5.375% due 09/15/2024	7,500	7,720
5.625% due 07/01/2027	2,500	2,657
Antero Resources Corp. 5.125% due 12/01/2022	7,500	6,707
Aramark Services, Inc.
4.750% due 06/01/2026	7,000	7,296
5.000% due 02/01/2028	8,000	8,445
5.125% due 01/15/2024	5,000	5,141
Arconic, Inc.
5.125% due 10/01/2024	17,000	18,542
5.900% due 02/01/2027	5,000	5,731
5.950% due 02/01/2037	10,000	11,127
Ardagh Packaging Finance PLC
4.125% due 08/15/2026	6,475	6,649
5.250% due 08/15/2027	10,000	10,544
6.000% due 02/15/2025	11,000	11,564
Ascend Learning LLC 6.875% due 08/01/2025	15,000	15,794
Ascent Resources Utica Holdings LLC 7.000% due 11/01/2026	10,000	8,003
ASGN, Inc. 4.625% due 05/15/2028	5,000	5,149
Ashland LLC
4.750% due 08/15/2022	15,000	15,712
6.875% due 05/15/2043	10,000	11,484
Associated Materials LLC 9.000% due 01/01/2024	25,000	22,000

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2019 (Unaudited)

Avantor, Inc.
6.000% due 10/01/2024	10,000	10,683
9.000% due 10/01/2025	10,750	12,036
Avon International Capital PLC 6.500% due 08/15/2022	5,000	5,202
Avon International Operations, Inc. 7.875% due 08/15/2022	10,450	10,920
B&G Foods, Inc. 5.250% due 09/15/2027	12,000	12,135
B.C. Unlimited Liability Co.
3.875% due 01/15/2028	10,000	10,044
4.250% due 05/15/2024	10,000	10,271
5.000% due 10/15/2025	25,000	25,865
Ball Corp. 5.250% due 07/01/2025	10,000	11,158
Bausch Health Americas, Inc.
8.500% due 01/31/2027	15,000	17,110
9.250% due 04/01/2026	12,500	14,381
Bausch Health Cos., Inc.
5.000% due 01/30/2028	7,775	8,000
5.250% due 01/30/2030	8,225	8,550
5.500% due 03/01/2023	4,962	5,001
5.500% due 11/01/2025	30,000	31,413
5.750% due 08/15/2027	10,000	10,869
5.875% due 05/15/2023	9,661	9,752
6.125% due 04/15/2025	12,000	12,424
6.500% due 03/15/2022	5,000	5,119
7.000% due 03/15/2024	10,000	10,421
7.000% due 01/15/2028	7,000	7,713
7.250% due 05/30/2029	10,500	12,016
9.000% due 12/15/2025	7,500	8,548
BCD Acquisition, Inc. 9.625% due 09/15/2023	12,000	12,390
Beacon Roofing Supply, Inc.
4.500% due 11/15/2026	10,000	10,313
4.875% due 11/01/2025	40,000	40,283
Berry Global, Inc.
4.500% due 02/15/2026	5,000	5,145
4.875% due 07/15/2026	3,000	3,170
5.125% due 07/15/2023	5,000	5,144
5.500% due 05/15/2022	5,000	5,069
6.000% due 10/15/2022	3,750	3,831
Boise Cascade Co. 5.625% due 09/01/2024	10,000	10,429
Bombardier, Inc.
5.750% due 03/15/2022	8,600	8,897
6.125% due 01/15/2023	5,000	5,138
7.500% due 12/01/2024	2,500	2,632
7.500% due 03/15/2025	15,500	16,023
7.875% due 04/15/2027	12,500	12,891
8.750% due 12/01/2021	20,000	21,957
Boyd Gaming Corp.
4.750% due 12/01/2027	10,000	10,406
6.000% due 08/15/2026	5,000	5,383
6.375% due 04/01/2026	10,000	10,778
Bruin E&P Partners LLC 8.875% due 08/01/2023	8,000	5,223
Builders FirstSource, Inc. 5.625% due 09/01/2024	13,059	13,609
Cablevision Systems Corp. 5.875% due 09/15/2022	5,000	5,396
Caesars Resort Collection LLC 5.250% due 10/15/2025	37,000	38,341
Callon Petroleum Co. 6.125% due 10/01/2024	15,000	15,322
Camelot Finance S.A. 4.500% due 11/01/2026	12,500	12,867
Cascades, Inc.
5.125% due 01/15/2026	7,000	7,210
5.375% due 01/15/2028	5,000	5,150
Catalent Pharma Solutions, Inc.
4.875% due 01/15/2026	15,000	15,568
5.000% due 07/15/2027	8,250	8,657
CCO Holdings LLC
4.750% due 03/01/2030	21,750	22,226
5.000% due 02/01/2028	15,000	15,768
5.125% due 02/15/2023	17,500	17,719
5.125% due 05/01/2027	15,000	15,853
5.250% due 09/30/2022	10,000	10,130
5.375% due 05/01/2025	12,000	12,415
5.375% due 06/01/2029	11,250	12,030
5.500% due 05/01/2026	18,000	19,009
5.750% due 09/01/2023	7,750	7,918
5.750% due 02/15/2026	20,000	21,137
5.875% due 04/01/2024	22,000	22,788
5.875% due 05/01/2027	12,000	12,718

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2019 (Unaudited)

Cedar Fair LP 5.250% due 07/15/2029	7,500	8,095
Centene Corp.
4.250% due 12/15/2027	6,575	6,776
4.625% due 12/15/2029	12,700	13,407
4.750% due 01/15/2025	4,500	4,684
5.375% due 06/01/2026	5,000	5,316
6.125% due 02/15/2024	8,125	8,440
Centennial Resource Production LLC 6.875% due 04/01/2027	7,500	7,817
Central Garden & Pet Co. 5.125% due 02/01/2028	7,000	7,265
CF Industries, Inc. 5.150% due 03/15/2034	20,000	22,387
Change Healthcare Holdings LLC 5.750% due 03/01/2025	25,000	25,750
Chemours Co.
5.375% due 05/15/2027	5,750	5,103
6.625% due 05/15/2023	12,000	12,071
7.000% due 05/15/2025	13,500	13,629
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027	7,000	7,749
5.875% due 03/31/2025	3,000	3,380
7.000% due 06/30/2024	10,000	11,545
Cheniere Energy Partners LP
4.500% due 10/01/2029	10,000	10,295
5.250% due 10/01/2025	14,000	14,624
5.625% due 10/01/2026	4,000	4,237
Churchill Downs, Inc.
4.750% due 01/15/2028	20,000	20,737
5.500% due 04/01/2027	5,000	5,309
Cirsa Finance International SARL 7.875% due 12/20/2023	6,031	6,403
Clean Harbors, Inc.
4.875% due 07/15/2027	7,000	7,380
5.125% due 07/15/2029	2,750	2,957
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024	13,613	15,105
Clearwater Paper Corp.
4.500% due 02/01/2023	10,000	10,038
5.375% due 02/01/2025	5,000	4,975
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024	6,000	6,145
5.875% due 06/01/2027	4,500	4,328
CNX Midstream Partners LP 6.500% due 03/15/2026	9,375	8,675
CNX Resources Corp. 5.875% due 04/15/2022	5,000	5,016
Colfax Corp.
6.000% due 02/15/2024	12,500	13,307
6.375% due 02/15/2026	5,000	5,456
CommScope Technologies LLC
5.000% due 03/15/2027	10,000	9,425
6.000% due 06/15/2025	10,000	10,036
CommScope, Inc.
5.000% due 06/15/2021	461	463
5.500% due 03/01/2024	3,000	3,134
5.500% due 06/15/2024	7,000	7,105
6.000% due 03/01/2026	4,000	4,262
8.250% due 03/01/2027	7,750	8,171
Community Health Systems, Inc.
5.125% due 08/01/2021	20,000	20,045
6.250% due 03/31/2023	15,000	15,262
8.000% due 03/15/2026	7,500	7,739
8.625% due 01/15/2024	12,000	12,750
Connect Finco SARL 6.750% due 10/01/2026	12,000	12,795
Constellium SE
5.750% due 05/15/2024	5,000	5,152
5.875% due 02/15/2026	12,500	13,250
Cooper-Standard Automotive, Inc. 5.625% due 11/15/2026	15,000	14,180
Core & Main Holdings LP (8.625% Cash or 9.375% PIK) 8.625% due 09/15/2024 (a)	5,500	5,736
Core & Main LP 6.125% due 08/15/2025	40,000	41,600
Cornerstone Building Brands, Inc. 8.000% due 04/15/2026	36,550	38,196
Coty, Inc. 6.500% due 04/15/2026	15,000	15,825
Covey Park Energy LLC 7.500% due 05/15/2025	20,000	17,258
CPG Merger Sub LLC 8.000% due 10/01/2021	17,000	17,092
Crown Americas LLC
4.250% due 09/30/2026	8,050	8,465

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2019 (Unaudited)

4.500% due 01/15/2023	10,000	10,537
4.750% due 02/01/2026	5,000	5,295
CSC Holdings LLC
5.250% due 06/01/2024	15,000	16,194
5.375% due 02/01/2028	5,000	5,343
5.500% due 05/15/2026	10,000	10,611
5.500% due 04/15/2027	12,000	12,908
5.750% due 01/15/2030	17,500	18,703
6.500% due 02/01/2029	10,000	11,169
6.625% due 10/15/2025	10,000	10,637
6.750% due 11/15/2021	12,000	12,942
10.875% due 10/15/2025	5,000	5,597
DaVita, Inc.
5.000% due 05/01/2025	10,000	10,308
5.125% due 07/15/2024	12,500	12,839
DCP Midstream Operating LP
5.125% due 05/15/2029	10,000	10,394
5.375% due 07/15/2025	10,000	10,900
Dell International LLC
5.875% due 06/15/2021	3,258	3,313
7.125% due 06/15/2024	7,750	8,186
Dell, Inc.
5.400% due 09/10/2040	4,950	4,967
6.500% due 04/15/2038	3,225	3,455
7.100% due 04/15/2028	2,405	2,875
Diamond Offshore Drilling, Inc.
4.875% due 11/01/2043	6,165	3,381
5.700% due 10/15/2039	5,000	2,942
7.875% due 08/15/2025	7,500	6,544
Diamond Resorts International, Inc. 7.750% due 09/01/2023	10,000	10,311
Diamond Sports Group LLC
5.375% due 08/15/2026	17,500	17,735
6.625% due 08/15/2027	17,000	16,564
Diamondback Energy, Inc. 5.375% due 05/31/2025	10,000	10,499
DISH DBS Corp.
5.000% due 03/15/2023	12,500	12,854
5.875% due 07/15/2022	20,000	21,236
5.875% due 11/15/2024	15,000	15,359
6.750% due 06/01/2021	12,000	12,638
7.750% due 07/01/2026	13,750	14,592
DKT Finance ApS 9.375% due 06/17/2023	7,375	7,869
DriveTime Automotive Group, Inc. 8.000% due 06/01/2021	10,000	10,181
Dun & Bradstreet Corp.
6.875% due 08/15/2026	12,500	13,820
10.250% due 02/15/2027	5,000	5,759
Eagle Holding Co. LLC (7.750% Cash or 8.500% PIK) 7.750% due 05/15/2022 (a)	20,543	20,896
eG Global Finance PLC 6.750% due 02/07/2025	7,000	7,120
Eldorado Resorts, Inc. 6.000% due 09/15/2026	12,250	13,513
Element Solutions, Inc. 5.875% due 12/01/2025	15,000	15,731
EMC Corp. 3.375% due 06/01/2023	8,000	8,180
Endo Dac
6.000% due 07/15/2023	6,136	4,449
6.000% due 02/01/2025	10,000	6,772
Energizer Holdings, Inc.
5.500% due 06/15/2025	21,000	21,831
6.375% due 07/15/2026	10,000	10,669
7.750% due 01/15/2027	5,000	5,597
EnLink Midstream Partners LP
4.150% due 06/01/2025	12,500	11,776
4.400% due 04/01/2024	2,500	2,431
4.850% due 07/15/2026	3,000	2,819
5.450% due 06/01/2047	6,000	4,861
Entercom Media Corp.
6.500% due 05/01/2027	4,000	4,291
7.250% due 11/01/2024	14,000	14,776
EW Scripps Co. 5.125% due 05/15/2025	10,000	10,254
Extraction Oil & Gas, Inc.
5.625% due 02/01/2026	2,000	1,206
7.375% due 05/15/2024	4,000	2,512
FAGE International S.A. 5.625% due 08/15/2026	6,000	5,537
Fairstone Financial, Inc. 7.875% due 07/15/2024	10,000	10,779
First Quality Finance Co., Inc. 5.000% due 07/01/2025	5,500	5,738

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2019 (Unaudited)

First Quantum Minerals Ltd. 7.250% due 04/01/2023	5,000	5,187
Flex Acquisition Co., Inc.
6.875% due 01/15/2025	10,000	10,100
7.875% due 07/15/2026	10,000	10,098
Freeport-McMoRan, Inc.
3.550% due 03/01/2022	6,925	7,024
3.875% due 03/15/2023	15,000	15,305
5.000% due 09/01/2027	10,000	10,519
5.250% due 09/01/2029	10,000	10,732
5.400% due 11/14/2034	25,000	26,246
Frontdoor, Inc. 6.750% due 08/15/2026	5,000	5,464
GCP Applied Technologies, Inc. 5.500% due 04/15/2026	14,500	15,266
goeasy Ltd. 5.375% due 12/01/2024	7,500	7,653
Graphic Packaging International LLC
4.125% due 08/15/2024	5,000	5,202
4.875% due 11/15/2022	5,000	5,252
Gray Television, Inc.
5.125% due 10/15/2024	5,000	5,198
5.875% due 07/15/2026	3,000	3,197
Griffon Corp. 5.250% due 03/01/2022	12,500	12,578
Grinding Media, Inc. 7.375% due 12/15/2023	5,000	5,106
Gulfport Energy Corp.
6.000% due 10/15/2024	7,500	5,344
6.375% due 05/15/2025	10,000	6,379
6.625% due 05/01/2023	3,500	2,959
H-Food Holdings LLC 8.500% due 06/01/2026	18,000	16,888
Hanesbrands, Inc.
4.625% due 05/15/2024	10,000	10,567
4.875% due 05/15/2026	12,500	13,257
Harsco Corp. 5.750% due 07/31/2027	5,750	6,146
HCA Healthcare, Inc. 6.250% due 02/15/2021	11,500	12,015
HCA, Inc.
5.375% due 02/01/2025	7,500	8,309
5.625% due 09/01/2028	10,000	11,415
5.875% due 05/01/2023	15,000	16,609
5.875% due 02/01/2029	10,000	11,575
7.500% due 02/15/2022	20,000	22,136
8.360% due 04/15/2024	3,000	3,660
Herc Holdings, Inc. 5.500% due 07/15/2027	5,000	5,275
Hertz Corp.
6.000% due 01/15/2028	5,000	5,009
7.125% due 08/01/2026	7,500	8,137
Hill-Rom Holdings, Inc.
4.375% due 09/15/2027	8,000	8,253
5.000% due 02/15/2025	4,000	4,172
Hilton Domestic Operating Co., Inc.
4.875% due 01/15/2030	10,000	10,617
5.125% due 05/01/2026	11,250	11,873
Hilton Worldwide Finance LLC
4.625% due 04/01/2025	5,000	5,152
4.875% due 04/01/2027	7,250	7,717
Hughes Satellite Systems Corp. 7.625% due 06/15/2021	10,000	10,703
IAA, Inc. 5.500% due 06/15/2027	5,000	5,322
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK) 4.750% due 09/15/2026 (a)	17,000	17,379
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (a)	5,000	5,314
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (a)	5,500	5,928
Indigo Natural Resources LLC 6.875% due 02/15/2026	11,500	10,839
INEOS Group Holdings S.A. 5.625% due 08/01/2024	7,500	7,721
Installed Building Products, Inc. 5.750% due 02/01/2028	5,475	5,867
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023	13,250	11,410
8.000% due 02/15/2024	15,000	15,425
International Game Technology PLC
6.250% due 02/15/2022	10,000	10,568
6.250% due 01/15/2027	3,000	3,381
6.500% due 02/15/2025	15,000	16,875
IQVIA, Inc.
5.000% due 10/15/2026	20,000	21,146

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2019 (Unaudited)

5.000% due 05/15/2027	10,000	10,602
Jagged Peak Energy LLC 5.875% due 05/01/2026	15,000	15,523
Jaguar Holding Co. 6.375% due 08/01/2023	40,000	41,387
Jeld-Wen, Inc.
4.625% due 12/15/2025	14,250	14,712
4.875% due 12/15/2027	15,000	15,380
Kaiser Aluminum Corp. 4.625% due 03/01/2028	8,000	8,223
KAR Auction Services, Inc. 5.125% due 06/01/2025	10,000	10,421
KFC Holding Co.
4.750% due 06/01/2027	8,000	8,439
5.000% due 06/01/2024	6,750	7,009
5.250% due 06/01/2026	14,950	15,810
Kinetic Concepts, Inc. 12.500% due 11/01/2021	12,000	12,380
LABL Escrow Issuer LLC 6.750% due 07/15/2026	14,750	15,700
Lamb Weston Holdings, Inc.
4.625% due 11/01/2024	4,000	4,253
4.875% due 11/01/2026	10,000	10,619
Lennar Corp.
4.750% due 11/29/2027	5,000	5,397
5.000% due 06/15/2027	15,000	16,318
5.250% due 06/01/2026	10,000	10,978
5.375% due 10/01/2022	9,000	9,633
6.625% due 05/01/2020	2,500	2,538
Level 3 Financing, Inc.
5.125% due 05/01/2023	5,000	5,042
5.250% due 03/15/2026	15,000	15,628
5.375% due 01/15/2024	6,000	6,115
5.375% due 05/01/2025	10,000	10,371
Live Nation Entertainment, Inc.
4.750% due 10/15/2027	3,000	3,111
4.875% due 11/01/2024	10,450	10,842
LKQ Corp. 4.750% due 05/15/2023	5,000	5,082
Magnolia Oil & Gas Operating LLC 6.000% due 08/01/2026	10,000	10,278
Marriott Ownership Resorts, Inc.
4.750% due 01/15/2028	7,000	7,186
6.500% due 09/15/2026	7,500	8,180
Masonite International Corp. 5.375% due 02/01/2028	12,000	12,697
Matador Resources Co. 5.875% due 09/15/2026	10,000	10,050
Mattel, Inc.
5.875% due 12/15/2027	5,000	5,278
6.750% due 12/31/2025	5,000	5,384
Matthews International Corp. 5.250% due 12/01/2025	10,000	10,029
Mauser Packaging Solutions Holding Co. 5.500% due 04/15/2024	25,000	25,815
MDC Holdings, Inc. 6.000% due 01/15/2043	5,000	5,209
MDC Partners, Inc. 6.500% due 05/01/2024	5,000	4,538
MEG Energy Corp.
6.375% due 01/30/2023	10,000	10,046
7.000% due 03/31/2024	7,500	7,563
MGM Resorts International
4.625% due 09/01/2026	13,500	14,341
5.500% due 04/15/2027	5,000	5,559
5.750% due 06/15/2025	7,000	7,857
6.000% due 03/15/2023	10,000	10,996
7.750% due 03/15/2022	20,000	22,336
Moog, Inc.
4.250% due 12/15/2027	14,250	14,536
5.250% due 12/01/2022	14,375	14,608
Motion Bondco DAC 6.625% due 11/15/2027	8,500	9,021
MPH Acquisition Holdings LLC 7.125% due 06/01/2024	17,500	16,975
MSCI, Inc.
4.000% due 11/15/2029	11,000	11,172
5.250% due 11/15/2024	3,000	3,088
5.375% due 05/15/2027	4,000	4,319
5.750% due 08/15/2025	11,000	11,564
Murphy Oil Corp. 5.750% due 08/15/2025	5,000	5,240
Murphy Oil USA, Inc. 4.750% due 09/15/2029	7,000	7,405
Nabors Industries, Inc.
5.500% due 01/15/2023	5,000	4,813

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2019 (Unaudited)

5.750% due 02/01/2025		10,000	9,029
NCR Corp.
5.000% due 07/15/2022		9,000	9,107
5.750% due 09/01/2027		4,000	4,269
6.375% due 12/15/2023		12,500	12,839
Netflix, Inc.
3.625% due 06/15/2030	EUR	4,000	4,627
4.375% due 11/15/2026		$20,000	20,537
4.875% due 04/15/2028		12,500	13,015
4.875% due 06/15/2030		7,500	7,631
5.375% due 11/15/2029		7,500	8,001
5.875% due 11/15/2028		5,000	5,552
6.375% due 05/15/2029		5,000	5,703
Nexstar Broadcasting, Inc.
5.625% due 08/01/2024		5,000	5,223
5.625% due 07/15/2027		12,375	13,064
NextEra Energy Operating Partners LP
4.250% due 07/15/2024		4,500	4,695
4.250% due 09/15/2024		1,000	1,042
4.500% due 09/15/2027		11,500	12,015
Nielsen Co. Luxembourg SARL 5.000% due 02/01/2025		15,000	15,487
Nielsen Finance LLC 5.000% due 04/15/2022		14,000	14,077
Noble Holding International Ltd. 7.875% due 02/01/2026		15,000	10,918
Novasep Holding S.A.S. (5.000% Cash and 3.000% PIK) 8.000% due 05/31/2022	EUR	7,618	7,990
Novelis Corp.
5.875% due 09/30/2026		$24,000	25,594
6.250% due 08/15/2024		15,000	15,769
Nufarm Australia Ltd. 5.750% due 04/30/2026		10,000	9,878
Olin Corp. 5.000% due 02/01/2030		5,000	5,084
Ortho-Clinical Diagnostics, Inc. 6.625% due 05/15/2022		60,000	59,775
Outfront Media Capital LLC
4.625% due 03/15/2030		3,000	3,058
5.000% due 08/15/2027		10,000	10,494
Pactiv LLC 7.950% due 12/15/2025		10,972	12,567
Panther BF Aggregator LP
6.250% due 05/15/2026		12,000	12,952
8.500% due 05/15/2027		12,000	12,772
Par Pharmaceutical, Inc. 7.500% due 04/01/2027		6,500	6,484
Park-Ohio Industries, Inc. 6.625% due 04/15/2027		10,000	10,209
PDC Energy, Inc.
5.750% due 05/15/2026		12,500	12,500
6.125% due 09/15/2024		3,750	3,808
Performance Food Group, Inc.
5.500% due 06/01/2024		7,000	7,195
5.500% due 10/15/2027		6,000	6,428
PetSmart, Inc. 5.875% due 06/01/2025		7,000	7,149
PGT Escrow Issuer, Inc. 6.750% due 08/01/2026		7,775	8,351
Pilgrim’s Pride Corp.
5.750% due 03/15/2025		15,000	15,536
5.875% due 09/30/2027		5,000	5,416
Pinnacle Operating Corp. 9.000% due 05/15/2023		642	244
Post Holdings, Inc.
5.000% due 08/15/2026		25,000	26,452
5.500% due 03/01/2025		5,000	5,248
5.500% due 12/15/2029		5,000	5,341
5.625% due 01/15/2028		10,000	10,794
5.750% due 03/01/2027		20,000	21,496
8.000% due 07/15/2025		8,000	8,591
PQ Corp.
5.750% due 12/15/2025		3,750	3,930
6.750% due 11/15/2022		6,000	6,217
Precision Drilling Corp.
6.500% due 12/15/2021		250	250
7.750% due 12/15/2023		7,000	7,003
Prestige Brands, Inc.
5.125% due 01/15/2028		8,000	8,400
6.375% due 03/01/2024		8,750	9,118
Prime Security Services Borrower LLC
5.250% due 04/15/2024		10,000	10,601
5.750% due 04/15/2026		12,625	13,746
9.250% due 05/15/2023		6,368	6,690
PulteGroup, Inc.
5.000% due 01/15/2027		5,000	5,457

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2019 (Unaudited)

5.500% due 03/01/2026		5,000	5,599
Qorvo, Inc.
4.375% due 10/15/2029		5,000	5,247
5.500% due 07/15/2026		12,500	13,336
Qualitytech LP 4.750% due 11/15/2025		15,000	15,587
Rackspace Hosting, Inc. 8.625% due 11/15/2024		10,000	9,800
Range Resources Corp.
4.875% due 05/15/2025		3,000	2,573
5.000% due 08/15/2022		5,000	4,913
5.000% due 03/15/2023		5,000	4,612
RBS Global, Inc. 4.875% due 12/15/2025		20,000	20,700
Refinitiv U.S. Holdings, Inc.
6.250% due 05/15/2026		20,000	21,862
6.875% due 11/15/2026	EUR	8,250	10,538
8.250% due 11/15/2026		$20,000	22,562
RegionalCare Hospital Partners Holdings, Inc. 8.250% due 05/01/2023		20,000	21,162
Revlon Consumer Products Corp. 6.250% due 08/01/2024		7,050	3,369
Reynolds Group Issuer, Inc.
5.125% due 07/15/2023		14,000	14,362
5.750% due 10/15/2020		3,392	3,400
7.000% due 07/15/2024		5,000	5,178
Rockies Express Pipeline LLC 5.625% due 04/15/2020		5,000	5,062
Rowan Cos., Inc.
4.875% due 06/01/2022		5,000	3,664
5.400% due 12/01/2042		3,000	1,465
5.850% due 01/15/2044		6,000	2,961
7.375% due 06/15/2025		4,000	2,430
Sabre GLBL, Inc. 5.250% due 11/15/2023		12,250	12,602
Scientific Games International, Inc.
5.000% due 10/15/2025		2,000	2,100
7.000% due 05/15/2028		7,500	8,039
Scotts Miracle-Gro Co. 5.250% due 12/15/2026		10,000	10,703
Scripps Escrow, Inc. 5.875% due 07/15/2027		5,000	5,247
Sealed Air Corp.
4.000% due 12/01/2027		8,000	8,120
4.875% due 12/01/2022		5,000	5,308
5.125% due 12/01/2024		10,000	10,800
5.250% due 04/01/2023		2,000	2,136
6.875% due 07/15/2033		6,710	7,937
Select Medical Corp. 6.250% due 08/15/2026		8,500	9,217
Sensata Technologies BV
4.875% due 10/15/2023		10,000	10,675
5.000% due 10/01/2025		5,000	5,442
Sensata Technologies UK Financing Co. PLC 6.250% due 02/15/2026		24,000	25,904
Sensata Technologies, Inc. 4.375% due 02/15/2030		5,000	5,110
ServiceMaster Co. LLC
5.125% due 11/15/2024		10,000	10,396
7.250% due 03/01/2038		2,000	2,077
Sigma Holdco BV
5.750% due 05/15/2026	EUR	12,500	14,171
7.875% due 05/15/2026		$30,000	30,057
Signature Aviation U.S. Holdings, Inc. 5.375% due 05/01/2026		7,650	8,070
Simmons Foods, Inc.
5.750% due 11/01/2024		10,000	10,071
7.750% due 01/15/2024		2,500	2,701
Sinclair Television Group, Inc.
5.125% due 02/15/2027		7,000	7,212
5.500% due 03/01/2030		8,000	8,195
5.625% due 08/01/2024		10,000	10,308
5.875% due 03/15/2026		3,000	3,162
Sirius XM Radio, Inc.
5.000% due 08/01/2027		5,000	5,284
5.375% due 04/15/2025		10,000	10,354
Southwestern Energy Co.
6.200% due 01/23/2025		5,000	4,598
7.500% due 04/01/2026		15,000	13,913
7.750% due 10/01/2027		4,000	3,715
Spectrum Brands, Inc.
5.000% due 10/01/2029		10,000	10,353
5.750% due 07/15/2025		12,000	12,555
6.125% due 12/15/2024		8,000	8,283
Speedway Motorsports LLC 4.875% due 11/01/2027		12,500	12,703

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2019 (Unaudited)

SPX FLOW, Inc.
5.625% due 08/15/2024		12,500	13,052
5.875% due 08/15/2026		20,000	21,207
Standard Industries, Inc.
4.750% due 01/15/2028		15,250	15,667
5.000% due 02/15/2027		5,000	5,224
5.375% due 11/15/2024		15,000	15,450
6.000% due 10/15/2025		20,000	21,075
Staples, Inc. 7.500% due 04/15/2026		25,000	25,984
Starfruit Finco BV
6.500% due 10/01/2026	EUR	10,000	12,058
8.000% due 10/01/2026		$25,000	26,563
Stars Group Holdings BV 7.000% due 07/15/2026		6,425	6,975
Station Casinos LLC 5.000% due 10/01/2025		10,000	10,200
Steel Dynamics, Inc.
5.000% due 12/15/2026		3,000	3,191
5.125% due 10/01/2021		10,225	10,231
5.500% due 10/01/2024		3,500	3,605
Stevens Holding Co., Inc. 6.125% due 10/01/2026		15,000	16,430
Sunoco LP
4.875% due 01/15/2023		5,000	5,127
5.500% due 02/15/2026		5,000	5,202
5.875% due 03/15/2028		5,000	5,323
T-Mobile USA, Inc.
4.500% due 02/01/2026		10,000	10,269
4.750% due 02/01/2028		10,000	10,497
6.375% due 03/01/2025		20,000	20,708
6.500% due 01/15/2026		17,000	18,259
Team Health Holdings, Inc. 6.375% due 02/01/2025		20,000	13,408
Teck Resources Ltd. 4.500% due 01/15/2021		7,500	7,609
TEGNA, Inc.
4.875% due 09/15/2021		3,500	3,513
5.000% due 09/15/2029		15,000	15,281
5.500% due 09/15/2024		9,000	9,326
Teine Energy Ltd. 6.875% due 09/30/2022		7,000	7,020
Teleflex, Inc. 4.875% due 06/01/2026		6,250	6,549
Telenet Finance Luxembourg Notes SARL 5.500% due 03/01/2028		15,000	16,147
Telesat Canada
4.875% due 06/01/2027		1,000	1,020
6.500% due 10/15/2027		3,000	3,133
Tempo Acquisition LLC 6.750% due 06/01/2025		20,000	20,700
Tempur Sealy International, Inc.
5.500% due 06/15/2026		3,000	3,167
5.625% due 10/15/2023		10,000	10,317
Tenet Healthcare Corp.
4.625% due 07/15/2024		10,000	10,258
4.625% due 09/01/2024		9,375	9,786
4.875% due 01/01/2026		4,375	4,588
5.125% due 05/01/2025		20,000	20,650
5.125% due 11/01/2027		5,000	5,288
6.250% due 02/01/2027		12,000	12,930
6.750% due 06/15/2023		20,500	22,566
8.125% due 04/01/2022		30,000	33,241
Tennant Co. 5.625% due 05/01/2025		10,000	10,479
Terex Corp. 5.625% due 02/01/2025		10,000	10,338
Teva Pharmaceutical Finance Netherlands BV
2.200% due 07/21/2021		3,886	3,770
3.150% due 10/01/2026		15,000	12,525
TransDigm, Inc.
5.500% due 11/15/2027		25,000	25,327
6.250% due 03/15/2026		15,000	16,267
6.375% due 06/15/2026		12,000	12,750
6.500% due 07/15/2024		12,500	12,918
Transocean Guardian Ltd. 5.875% due 01/15/2024		12,972	13,296
Transocean Pontus Ltd. 6.125% due 08/01/2025		7,343	7,544
Transocean, Inc.
6.800% due 03/15/2038		10,000	7,126
7.250% due 11/01/2025		8,500	8,351
7.500% due 01/15/2026		6,000	5,939
7.500% due 04/15/2031		20,000	15,550
TreeHouse Foods, Inc.
4.875% due 03/15/2022		5,000	5,033

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2019 (Unaudited)

6.000% due 02/15/2024	5,000	5,192
Triumph Group, Inc.
5.250% due 06/01/2022	1,500	1,497
6.250% due 09/15/2024	7,000	7,373
7.750% due 08/15/2025	7,500	7,842
Trivium Packaging Finance BV 5.500% due 08/15/2026	10,000	10,556
Twitter, Inc. 3.875% due 12/15/2027	4,000	4,008
U.S. Concrete, Inc. 6.375% due 06/01/2024	12,000	12,550
U.S. Foods, Inc. 5.875% due 06/15/2024	15,925	16,436
United Rentals North America, Inc.
4.625% due 10/15/2025	6,000	6,181
4.875% due 01/15/2028	10,000	10,431
5.500% due 07/15/2025	12,500	13,014
5.500% due 05/15/2027	12,500	13,422
5.875% due 09/15/2026	5,000	5,376
6.500% due 12/15/2026	3,750	4,128
Univar Solutions USA, Inc. 5.125% due 12/01/2027	10,000	10,456
Univision Communications, Inc.
5.125% due 05/15/2023	10,000	10,000
5.125% due 02/15/2025	35,000	34,694
6.750% due 09/15/2022	3,224	3,281
UPC Holding BV 5.500% due 01/15/2028	20,000	20,312
UPCB Finance Ltd. 5.375% due 01/15/2025	15,000	15,451
USA Compression Partners LP
6.875% due 04/01/2026	5,000	5,259
6.875% due 09/01/2027	3,500	3,652
Valaris PLC 5.750% due 10/01/2044	7,000	3,174
VeriSign, Inc.
4.625% due 05/01/2023	5,000	5,090
5.250% due 04/01/2025	5,000	5,522
ViaSat, Inc.
5.625% due 09/15/2025	12,000	12,385
5.625% due 04/15/2027	1,500	1,608
Videotron Ltd.
5.000% due 07/15/2022	10,000	10,575
5.125% due 04/15/2027	3,000	3,217
Virgin Media Finance PLC
5.750% due 01/15/2025	2,500	2,579
6.000% due 10/15/2024	8,500	8,780
Virgin Media Secured Finance PLC
5.500% due 08/15/2026	10,000	10,523
5.500% due 05/15/2029	10,000	10,606
WellCare Health Plans, Inc.
5.250% due 04/01/2025	7,025	7,323
5.375% due 08/15/2026	7,500	8,001
WESCO Distribution, Inc.
5.375% due 12/15/2021	4,000	4,017
5.375% due 06/15/2024	10,000	10,404
West Street Merger Sub, Inc. 6.375% due 09/01/2025	30,000	30,000
Whiting Petroleum Corp. 6.625% due 01/15/2026	5,000	3,420
WMG Acquisition Corp. 5.000% due 08/01/2023	10,000	10,254
WPX Energy, Inc.
5.250% due 09/15/2024	5,000	5,325
5.250% due 10/15/2027	10,000	10,569
5.750% due 06/01/2026	5,000	5,349
8.250% due 08/01/2023	5,000	5,765
WR Grace & Co-Conn
5.125% due 10/01/2021	10,000	10,444
5.625% due 10/01/2024	9,000	9,971
Wyndham Destinations, Inc. 4.625% due 03/01/2030	10,000	10,044
Wynn Las Vegas LLC
5.250% due 05/15/2027	20,000	21,275
5.500% due 03/01/2025	20,000	21,475
Wynn Macau Ltd.
5.125% due 12/15/2029	4,500	4,604
5.500% due 10/01/2027	5,000	5,212
Wynn Resorts Finance LLC 5.125% due 10/01/2029	10,000	10,756
XPO Logistics, Inc. 6.500% due 06/15/2022	9,000	9,187
Yum! Brands, Inc.
4.750% due 01/15/2030	5,000	5,247
6.875% due 11/15/2037	5,250	6,108

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2019 (Unaudited)

Zayo Group LLC
5.750% due 01/15/2027	15,000	15,286
6.375% due 05/15/2025	2,000	2,066
Ziggo Bond Co. BV 5.875% due 01/15/2025	10,000	10,335
Ziggo BV
4.875% due 01/15/2030	10,000	10,346
5.500% due 01/15/2027	22,750	24,214
		5,905,261
UTILITIES 8.5%
Antero Midstream Partners LP
5.375% due 09/15/2024	7,000	6,510
5.750% due 03/01/2027	5,000	4,410
Archrock Partners LP 6.250% due 04/01/2028	5,000	5,163
Blue Racer Midstream LLC
6.125% due 11/15/2022	20,000	19,636
6.625% due 07/15/2026	8,000	7,263
Calpine Corp.
4.500% due 02/15/2028	8,500	8,586
5.125% due 03/15/2028	10,000	10,232
5.250% due 06/01/2026	15,000	15,654
5.375% due 01/15/2023	17,500	17,742
5.750% due 01/15/2025	14,000	14,402
CenturyLink, Inc.
5.125% due 12/15/2026	3,000	3,060
5.800% due 03/15/2022	15,000	15,796
6.450% due 06/15/2021	10,000	10,490
7.500% due 04/01/2024	10,000	11,296
Clearway Energy Operating LLC
4.750% due 03/15/2028	5,000	5,075
5.000% due 09/15/2026	10,000	10,353
5.750% due 10/15/2025	4,000	4,218
Covanta Holding Corp.
5.875% due 03/01/2024	2,000	2,063
5.875% due 07/01/2025	10,000	10,579
6.000% due 01/01/2027	5,000	5,289
Crestwood Midstream Partners LP 5.625% due 05/01/2027	10,000	10,163
CrownRock LP 5.625% due 10/15/2025	20,000	20,450
Embarq Corp. 7.995% due 06/01/2036	7,500	7,945
Endeavor Energy Resources LP
5.500% due 01/30/2026	5,000	5,174
5.750% due 01/30/2028	15,000	15,796
Frontier Communications Corp. 8.000% due 04/01/2027	5,750	6,019
Genesis Energy LP
6.000% due 05/15/2023	5,000	4,965
6.250% due 05/15/2026	8,000	7,663
6.500% due 10/01/2025	3,500	3,395
6.750% due 08/01/2022	10,000	10,118
Jonah Energy LLC 7.250% due 10/15/2025	10,500	3,124
NGL Energy Partners LP
6.125% due 03/01/2025	5,000	4,727
7.500% due 11/01/2023	3,000	3,019
7.500% due 04/15/2026	5,000	4,849
NGPL PipeCo LLC 4.375% due 08/15/2022	5,000	5,194
NRG Energy, Inc.
5.250% due 06/15/2029	7,500	8,123
6.625% due 01/15/2027	15,000	16,303
NSG Holdings LLC 7.750% due 12/15/2025	18,243	20,211
Parsley Energy LLC
5.250% due 08/15/2025	5,000	5,152
5.375% due 01/15/2025	17,000	17,552
5.625% due 10/15/2027	10,000	10,593
6.250% due 06/01/2024	6,000	6,257
Sprint Capital Corp. 8.750% due 03/15/2032	20,000	24,312
Sprint Communications, Inc.
6.000% due 11/15/2022	15,000	15,758
7.000% due 03/01/2020	5,000	5,033
7.000% due 08/15/2020	20,000	20,448
Sprint Corp.
7.125% due 06/15/2024	15,000	16,213
7.250% due 09/15/2021	15,000	15,890
7.625% due 02/15/2025	25,000	27,496
7.875% due 09/15/2023	43,000	47,533
Talen Energy Supply LLC
6.500% due 06/01/2025	10,000	8,563

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2019 (Unaudited)

6.625% due 01/15/2028	3,000	3,069
7.250% due 05/15/2027	7,000	7,378
Tallgrass Energy Partners LP
5.500% due 09/15/2024	2,000	2,015
5.500% due 01/15/2028	10,000	9,823
Targa Resources Partners LP
4.250% due 11/15/2023	10,000	10,121
5.000% due 01/15/2028	10,750	10,990
5.250% due 05/01/2023	5,000	5,060
5.500% due 03/01/2030	12,500	12,859
5.875% due 04/15/2026	7,500	7,983
6.500% due 07/15/2027	2,500	2,742
6.875% due 01/15/2029	8,000	8,895
Telecom Italia Capital S.A.
6.375% due 11/15/2033	10,000	11,118
7.200% due 07/18/2036	5,000	5,937
Telecom Italia SpA 5.303% due 05/30/2024	10,000	10,775
TerraForm Power Operating LLC
4.250% due 01/31/2023	10,000	10,320
4.750% due 01/15/2030	10,000	10,194
5.000% due 01/31/2028	15,000	15,887
Transocean Poseidon Ltd. 6.875% due 02/01/2027	7,375	7,835
Transocean Proteus Ltd. 6.250% due 12/01/2024	5,950	6,146
Vistra Operations Co. LLC
5.000% due 07/31/2027	5,000	5,234
5.500% due 09/01/2026	7,500	7,967
5.625% due 02/15/2027	10,000	10,556
		748,759
Total Corporate Bonds & Notes (Cost $7,015,434)		7,284,144
U.S. TREASURY OBLIGATIONS 5.0%
U.S. Treasury Notes
1.250% due 08/31/2024 (h)(j)	16,700	16,368
1.500% due 09/30/2024	25,000	24,772
2.000% due 04/30/2024	42,600	43,155
2.125% due 07/31/2024	94,400	96,171
2.125% due 09/30/2024	36,500	37,203
2.500% due 01/31/2024	36,500	37,679
2.625% due 03/31/2025	123,800	129,382
2.750% due 05/31/2023	51,800	53,687
Total U.S. Treasury Obligations (Cost $441,162)		438,417
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Countrywide Alternative Loan Trust 3.976% due 10/25/2035 ^~	32	28
Countrywide Home Loan Mortgage Pass-Through Trust 3.502% due 02/20/2036 ^~	73	63
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.000% due 10/25/2021 ^	2	2
First Horizon Alternative Mortgage Securities Trust 3.966% due 10/25/2034 ~	15	15
GreenPoint Mortgage Funding Trust
1.992% due 10/25/2046 ^●	449	401
1.992% due 12/25/2046 ^●	411	396
GSR Mortgage Loan Trust 4.460% due 04/25/2035 ~	11	12
HarborView Mortgage Loan Trust 4.446% due 08/19/2036 ^~	44	42
Lehman XS Trust 2.032% due 09/25/2046 ^●	16	14
Residential Accredit Loans, Inc. Trust 5.084% due 09/25/2035 ^~	47	41
Structured Asset Mortgage Investments Trust
2.002% due 05/25/2036 ●	922	880
2.014% due 07/19/2035 ●	23	23
TBW Mortgage-Backed Trust 6.015% due 07/25/2037 þ	207	138
WaMu Mortgage Pass-Through Certificates Trust 2.202% due 12/25/2045 ●	176	174
Total Non-Agency Mortgage-Backed Securities (Cost $1,751)		2,229
ASSET-BACKED SECURITIES 0.0%
Morgan Stanley Mortgage Loan Trust 2.152% due 04/25/2037 ●	310	144

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2019 (Unaudited)

NovaStar Mortgage Funding Trust 1.892% due 03/25/2037 ●	68	34
Total Asset-Backed Securities (Cost $290)		178
	SHARES
COMMON STOCKS 0.0%
HEALTH CARE 0.0%
NVHL S.A. ’A’ «(b)(e)	170,260	305
NVHL S.A. ’B’ «(b)(e)	170,260	305
NVHL S.A. ’C’ «(b)(e)	170,260	305
NVHL S.A. ’D’ «(b)(e)	170,260	305
NVHL S.A. ’E’ «(b)(e)	170,260	306
NVHL S.A. ’F’ «(b)(e)	170,260	306
NVHL S.A. ’G’ «(b)(e)	170,260	306
NVHL S.A. ’H’ «(b)(e)	170,260	306
NVHL S.A. ’I’ «(b)(e)	170,260	306
NVHL S.A. ’J’ «(b)(e)	170,260	306
		3,056
INFORMATION TECHNOLOGY 0.0%
Local Insight Media Holdings, Inc. «(e)	6,323	40
Total Common Stocks (Cost $5,538)		3,096
WARRANTS 0.0%
MATERIALS 0.0%
Novasep Holding SAS - Exp. 05/31/2022 «	2,421,000	1,222
Total Warrants (Cost $0)		1,222
PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Pinnacle Agriculture Holdings LLC 3.000% «(e)	657,554	0
Total Preferred Securities (Cost $438)		0
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (f) 0.1%		5,224
Total Short-Term Instruments (Cost $5,224)		5,224
Total Investments in Securities (Cost $7,802,352)		8,069,691
INVESTMENTS IN AFFILIATES 7.7%
SHORT-TERM INSTRUMENTS 7.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.7%
PIMCO Short Asset Portfolio	15,393,633	153,259
PIMCO Short-Term Floating NAV Portfolio III	53,088,089	525,200
Total Short-Term Instruments (Cost $678,405)		678,459
Total Investments in Affiliates (Cost $678,405)		678,459
Total Investments 99.1% (Cost $8,480,757)		$8,748,150
Financial Derivative Instruments (g)(i) 0.1%(Cost or Premiums, net $23,179)		4,734
Other Assets and Liabilities, net 0.8%		76,622
Net Assets 100.0%		$8,829,506

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security.  Rate shown is the rate in effect as of period end.  Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions.  Reference rate is as of reset date, which may vary by security.  These securities may not indicate a reference rate and/or spread in their description.

●

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security did not produce income within the last twelve months.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Contingent convertible security.
(e)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Local Insight Media Holdings, Inc.	11/18/2011	$0	$40	0.00%
NVHL S.A. ’A’	03/09/2012	553	305	0.00
NVHL S.A. ’B’	03/09/2012	553	305	0.00
NVHL S.A. ’C’	03/09/2012	554	305	0.00
NVHL S.A. ’D’	03/09/2012	554	305	0.00
NVHL S.A. ’E’	03/09/2012	554	306	0.00
NVHL S.A. ’F’	03/09/2012	554	306	0.00
NVHL S.A. ’G’	03/09/2012	554	306	0.01
NVHL S.A. ’H’	03/09/2012	554	306	0.01
NVHL S.A. ’I’	03/09/2012	554	306	0.01
NVHL S.A. ’J’	03/09/2012	554	306	0.01
Pinnacle Agriculture Holdings LLC	08/20/2014-09/05/2014	438	0	0.00
		$5,976	$3,096	0.04%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.250%	12/31/2019	01/02/2020	$5,224	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(5,330)	$5,224	$5,224
Total Repurchase Agreements						$(5,330)	$5,224	$5,224

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2019 was $(18,803) at a weighted average interest rate of 0.690%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	$9,600	$696	$110	$806	$0	$0
CDX.HY-31 5-Year Index	5.000	Quarterly	12/20/2023	134,400	5,488	6,726	12,214	0	(16)
CDX.HY-32 5-Year Index	5.000	Quarterly	06/20/2024	220,500	16,358	5,827	22,185	0	(84)
CDX.HY-33 5-Year Index	5.000	Quarterly	12/20/2024	24,750	1,867	562	2,429	0	(9)
Total Swap Agreements					$24,409	$13,225	$37,634	$0	$(109)

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2019 (Unaudited)

(h)

Securities with an aggregate market value of $10,857 and cash of $13,966 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end.  Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BPS	02/2020		$1,146	CHF	1,125	$20	$0
BRC	01/2020	GBP	917		$1,186	0	(29)
GLM	01/2020	EUR	45,267		50,020	0	(778)
Total Forward Foreign Currency Contracts						$20	$(807)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INTEREST RATE INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	iBoxx USD Liquid High Yield Index	N/A	1.908% (3-Month USD-LIBOR)	Maturity	03/20/2020	$50,000	$(295)	$1,621	$1,326	$0
BRC	Receive	iBoxx USD Liquid High Yield Index	N/A	1.908% (3-Month USD-LIBOR)	Maturity	03/20/2020	49,100	(266)	1,672	1,406	0
	Receive	iBoxx USD Liquid High Yield Index	N/A	1.908% (3-Month USD-LIBOR plus a specified spread)	Maturity	06/22/2020	26,300	(120)	670	550	0
	Receive	iBoxx USD Liquid High Yield Index	N/A	1.908% (3-Month USD-LIBOR)	Maturity	09/20/2020	23,900	(91)	692	601	0
FBF	Receive	iBoxx USD Liquid High Yield Index	N/A	1.908% (3-Month USD-LIBOR plus a specified spread)	Maturity	06/22/2020	16,000	(73)	418	345	0
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	1.908% (3-Month USD-LIBOR plus a specified spread)	Maturity	06/22/2020	81,050	(385)	1,787	1,402	0
Total Swap Agreements								$(1,230)	$6,860	$5,630	$0

(j)

Securities with an aggregate market value of $670 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019

Investments in Securities, at Value
Loan Participations and Assignments	$0	$313,973	$21,208	$335,181
Corporate Bonds & Notes
Banking & Finance	0	630,124	0	630,124
Industrials	0	5,905,261	0	5,905,261
Utilities	0	748,759	0	748,759
U.S. Treasury Obligations	0	438,417	0	438,417
Non-Agency Mortgage-Backed Securities	0	2,229	0	2,229
Asset-Backed Securities	0	178	0	178
Common Stocks
Health Care	0	0	3,056	3,056
Information Technology	0	0	40	40
Warrants
Materials	0	0	1,222	1,222
Short-Term Instruments
Repurchase Agreements	0	5,224	0	5,224

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2019 (Unaudited)

	$0	$8,044,165	$25,526	$8,069,691
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$678,459	$0	$0	$678,459

Total Investments	$678,459	$8,044,165	$25,526	$8,748,150

Financial Derivative Instruments - Assets
Over the counter	$0	$5,650	$0	$5,650

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(109)	0	(109)
Over the counter	0	(807)	0	(807)
	$0	$(916)	$0	$(916)

Total Financial Derivative Instruments	$0	$4,734	$0	$4,734

Totals	$678,459	$8,048,899	$25,526	$8,752,884

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO High Yield Municipal Bond Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.9% ¤
CORPORATE BONDS & NOTES 0.4%
INDUSTRIALS 0.3%
RWJ Barnabas Health, Inc. 3.477% due 07/01/2049	$3,000	$2,963
Trinity Health Corp. 3.434% due 12/01/2048	2,100	2,073
		5,036
UTILITIES 0.1%
Pacific Gas & Electric Co.
3.250% due 06/15/2023 ^(b)	50	50
3.300% due 03/15/2027 ^(b)	200	200
3.300% due 12/01/2027 ^(b)	100	100
3.500% due 10/01/2020 ^(b)	200	201
3.850% due 11/15/2023 ^(b)	150	152
4.250% due 08/01/2023 ^(b)	100	103
5.125% due 11/15/2043 ^(b)	100	103
5.800% due 03/01/2037 ^(b)	200	209
6.050% due 03/01/2034 ^(b)	500	525
6.250% due 03/01/2039 ^(b)	200	211
6.350% due 02/15/2038 ^(b)	100	106
		1,960
Total Corporate Bonds & Notes (Cost $6,946)		6,996
MUNICIPAL BONDS & NOTES 93.2%
ALABAMA 1.8%
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, Series 2016 5.750% due 06/01/2045	800	894
Jefferson County, Alabama Sewer Revenue Bonds, (AGM Insured), Series 2013 6.750% due 10/01/2046	7,000	6,806
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (d)	9,675	9,332
6.500% due 10/01/2053	8,750	10,441
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018
1.990% due 06/01/2049 ~	2,000	2,004
4.000% due 06/01/2049	2,000	2,181
		31,658
ALASKA 0.0%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007 6.000% due 12/01/2036 ^(b)	1,400	70
ARIZONA 1.3%
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2016 5.000% due 07/01/2046	2,000	2,142
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2016
5.750% due 01/01/2036	2,500	2,626
6.000% due 01/01/2048	1,750	1,834
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 5.000% due 09/01/2042	4,000	4,754
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2038	1,250	1,399
5.000% due 07/01/2044	8,690	10,644
		23,399
CALIFORNIA 7.2%
California Community Housing Agency Revenue Bonds, Series 2019
5.000% due 04/01/2049	6,750	7,504
5.000% due 08/01/2049	2,850	3,225
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 6.000% due 06/01/2035	2,000	2,001
California County Tobacco Securitization Agency Revenue Bonds, Series 2006 0.000% due 06/01/2046 (c)	29,695	5,607
California Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 04/01/2047	5,000	5,812

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2019 (Unaudited)

California Health Facilities Financing Authority Revenue Bonds, Series 2016 5.000% due 11/15/2046 (e)	23,750	28,019
California Housing Finance Revenue Bonds, Series 2019 4.000% due 03/20/2033	3,215	3,683
California Municipal Finance Authority Revenue Bonds, Series 2008 7.000% due 10/01/2039	500	501
California Municipal Finance Authority Revenue Bonds, Series 2011
6.500% due 11/01/2041	1,000	1,093
7.750% due 04/01/2031	655	704
California Municipal Finance Authority Revenue Bonds, Series 2016 5.000% due 11/01/2046	1,000	1,132
California Municipal Finance Authority Revenue Bonds, Series 2018 4.000% due 12/31/2047	1,650	1,761
California Municipal Finance Authority Revenue Bonds, Series 2019 5.000% due 10/01/2044	1,000	1,165
California Pollution Control Financing Authority Revenue Bonds, Series 2015 3.125% due 11/01/2040	1,000	1,067
California Pollution Control Financing Authority Revenue Bonds, Series 2016 4.750% due 11/01/2046	1,500	1,691
California School Finance Authority Revenue Bonds, Series 2015 5.000% due 08/01/2045	1,000	1,112
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	750	806
5.000% due 06/01/2046	2,590	2,764
5.000% due 06/01/2051	1,000	1,071
California Statewide Communities Development Authority Revenue Bonds, Series 2016 5.000% due 06/01/2046	1,900	2,121
California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 12/01/2053	7,000	7,322
5.500% due 12/01/2058	5,850	6,835
California Statewide Financing Authority Revenue Bonds, Series 2002 6.000% due 05/01/2037	7,500	7,553
Chino Public Financing Authority, California Special Tax Bonds, Series 2012
5.000% due 09/01/2026	1,225	1,327
5.000% due 09/01/2034	1,300	1,392
Chula Vista, California Revenue Bonds, Series 2004 5.875% due 02/15/2034	1,000	1,004
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014 5.500% due 01/15/2053	6,250	6,890
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015 5.000% due 09/01/2040	2,000	2,263
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	1,500	2,348
Roseville, California Special Tax Bonds, Series 2015 5.000% due 09/01/2037	1,000	1,136
Stockton Public Financing Authority, California Revenue Bonds, Series 2010
6.250% due 10/01/2038	1,500	1,789
6.250% due 10/01/2040	1,000	1,193
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2005 0.000% due 06/01/2045 (c)	49,000	8,090
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006 0.000% due 06/01/2046 (c)	18,000	3,257
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 0.000% due 06/01/2054 (c)	10,635	1,638
Tustin Community Facilities District, California Special Tax Bonds, Series 2015 5.000% due 09/01/2045	1,000	1,126
Tustin Unified School District, California Special Tax Bonds, Series 2010 6.000% due 09/01/2040	500	517
		128,519
COLORADO 2.2%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017 4.000% due 03/01/2038 (e)	3,000	3,402
Colorado Health Facilities Authority Revenue Bonds, Series 2013 5.250% due 01/01/2045	1,250	1,399
Colorado Health Facilities Authority Revenue Bonds, Series 2017 5.000% due 06/01/2031	3,760	4,731
Colorado Health Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/01/2044	6,800	8,020
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043 (e)	7,000	7,734
Copperleaf Metropolitan District No. 2, Colorado General Obligation Bonds, Series 2015
5.250% due 12/01/2030	500	522
5.750% due 12/01/2045	1,000	1,045
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2016
5.750% due 12/01/2036	1,000	1,064
6.000% due 12/01/2046	1,500	1,601
Leyden Rock Metropolitan District No. 10, Colorado General Obligation Bonds, Series 2016 5.000% due 12/01/2045	1,250	1,311
Prairie Center Metropolitan District No. 3, Colorado Revenue Bonds, Series 2017 5.000% due 12/15/2041	875	925
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.250% due 11/15/2028	2,205	2,818
Regional Transportation District, Colorado Revenue Bonds, Series 2010 6.000% due 01/15/2034	750	765

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Solaris Metropolitan District No. 3, Colorado General Obligation Bonds, Series 2016 5.000% due 12/01/2036	850	893
Sterling Ranch Community Authority Board, Colorado Revenue Bonds, Series 2017
5.000% due 12/01/2030	1,500	1,578
7.500% due 12/15/2047	2,000	2,094
		39,902
CONNECTICUT 0.2%
Connecticut State General Obligation Bonds, Series 2019 5.000% due 04/15/2036	2,300	2,839
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010 7.000% due 04/01/2022	428	434
		3,273
DELAWARE 0.0%
Delaware State Economic Development Authority Revenue Bonds, Series 2012 5.000% due 09/01/2042	425	447
DISTRICT OF COLUMBIA 0.4%
District of Columbia Revenue Bonds, Series 2017 5.000% due 07/01/2052	1,000	1,067
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001 6.500% due 05/15/2033	100	114
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2006 0.000% due 06/15/2046 (c)	7,500	1,473
Metropolitan Washington Airports Authority Dulles Toll Road, District of Columbia Revenue Bonds, Series 2019 4.000% due 10/01/2049	4,150	4,543
		7,197
FLORIDA 5.1%
Alachua County, Florida Health Facilities Authority Revenue Bonds, Series 2012
8.000% due 10/01/2042	1,000	1,124
8.000% due 10/01/2046	1,250	1,401
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2017 7.000% due 07/01/2052	4,365	4,378
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2018 7.500% due 07/01/2053	1,000	1,000
Central Florida Expressway Authority Revenue Bonds, Series 2019 5.000% due 07/01/2044	6,265	7,608
Florida Development Finance Corp. Revenue Bonds, Series 2017 6.125% due 06/15/2047	5,360	5,680
Florida Development Finance Corp. Revenue Bonds, Series 2019
1.900% due 01/01/2049	8,000	8,009
6.250% due 01/01/2049	5,085	4,889
6.375% due 01/01/2049	2,170	2,072
6.500% due 01/01/2049	12,755	12,152
Florida Development Finance Corp. Revenue Notes, Series 2011 6.500% due 06/15/2021	100	104
Miami-Dade County, Florida Revenue Bonds, Series 2016 0.000% due 10/01/2032 (c)	2,815	1,928
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	3,000	3,332
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019 5.000% due 10/01/2044	1,000	1,226
Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2032 (a)(c)	1,000	681
0.000% due 10/01/2033 (a)(c)	1,680	1,098
0.000% due 10/01/2035 (a)(c)	1,250	755
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2014 7.500% due 06/01/2049	1,000	1,123
Pinellas County, Florida Health Facilities Authority Revenue Bonds, Series 2009 1.220% due 11/01/2038	6,900	6,900
Pinellas County, Florida Industrial Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2039	2,000	2,326
Pompano Beach, Florida General Obligation Bonds, Series 2018 4.000% due 07/01/2043	6,000	6,748
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	7,000	8,282
Seminole County, Florida Industrial Development Authority Revenue Bonds, Series 2019 5.750% due 11/15/2054	1,315	1,318
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017 5.000% due 08/15/2042 (e)	3,000	3,529
St. Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2010 5.875% due 08/01/2040	1,500	1,540
Village Community Development District No. 10, Florida Special Assessment Bonds, Series 2014 5.750% due 05/01/2031	1,645	1,831
		91,034
GEORGIA 6.3%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 7.000% due 01/01/2040	1,600	1,696

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Brookhaven Development Authority, Georgia Revenue Bonds, Series 2019
5.000% due 07/01/2032	1,000	1,272
5.000% due 07/01/2034	1,000	1,261
5.000% due 07/01/2036	1,650	2,062
5.000% due 07/01/2038	1,000	1,239
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	9,000	9,408
4.125% due 11/01/2045	2,000	2,129
Columbus Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2019 5.000% due 07/01/2054	11,815	14,789
Gainesville & Hall County, Georgia Development Authority Revenue Bonds, Series 2017 5.125% due 03/01/2052	1,620	1,755
Houston Healthcare System, Inc., Georgia Revenue Bonds, Series 2016 5.000% due 10/01/2031	17,335	19,058
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018 4.000% due 04/01/2048	13,505	14,665
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	5,890	6,669
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	5,469	7,374
6.655% due 04/01/2057	3,661	5,050
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
4.000% due 01/01/2049	2,000	2,144
5.000% due 01/01/2049	11,000	12,639
5.000% due 01/01/2056	3,300	3,805
5.000% due 01/01/2059	2,000	2,266
5.000% due 01/01/2063	3,250	3,721
		113,002
ILLINOIS 9.3%
Belleville, Illinois Tax Allocation Bonds, Series 2007 5.700% due 05/01/2036	1,000	1,000
Chicago Board of Education, Illinois General Obligation Bonds, Series 2017 5.000% due 12/01/2046	6,000	6,702
Chicago Board of Education, Illinois General Obligation Bonds, Series 2018
5.000% due 12/01/2031	4,045	4,716
5.000% due 12/01/2032	4,000	4,648
5.000% due 12/01/2046	7,000	7,908
Chicago Board of Education, Illinois General Obligation Notes, Series 2018 5.000% due 12/01/2026	2,000	2,297
Chicago Board of Education, Illinois General Obligation Notes, Series 2019
0.000% due 12/01/2025 (c)	2,640	2,258
0.000% due 12/01/2026 (c)	2,700	2,231
Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2039	4,000	4,810
5.000% due 01/01/2048	23,300	27,740
Chicago, Illinois General Obligation Bonds, Series 2005 5.500% due 01/01/2037	7,035	7,936
Chicago, Illinois General Obligation Bonds, Series 2007 5.500% due 01/01/2042	3,350	3,749
Chicago, Illinois General Obligation Bonds, Series 2015 5.500% due 01/01/2033	6,000	6,810
Chicago, Illinois General Obligation Bonds, Series 2017
5.750% due 01/01/2034	3,120	3,714
6.000% due 01/01/2038	8,000	9,615
Illinois Finance Authority Revenue Bonds, Series 2011 6.000% due 08/15/2041	450	480
Illinois Finance Authority Revenue Bonds, Series 2015 5.250% due 05/15/2050	1,650	1,757
Illinois Finance Authority Revenue Bonds, Series 2016 4.000% due 02/15/2036	2,500	2,774
Illinois Finance Authority Revenue Bonds, Series 2017
4.250% due 12/01/2027 ^(b)	25	7
5.000% due 02/15/2037	2,720	2,707
5.000% due 12/01/2037 ^(b)	3,200	848
5.125% due 02/15/2045	3,000	2,948
5.250% due 12/01/2052 ^(b)	4,860	1,288
6.250% due 12/01/2052 ^(b)	1,480	37
Illinois Finance Authority Revenue Bonds, Series 2018
5.000% due 12/01/2043	1,750	770
5.000% due 12/01/2053	1,250	550
5.800% due 12/01/2053	970	194
Illinois Finance Authority Revenue Bonds, Series 2019
2.450% due 10/01/2039	2,000	2,024
5.000% due 11/01/2035	900	989
5.000% due 11/01/2049	1,200	1,284
Illinois State General Obligation Bonds, (AGM Insured), Series 2016 4.000% due 02/01/2031	1,500	1,643
Illinois State General Obligation Bonds, Series 2010 5.000% due 01/01/2022	1,740	1,744
Illinois State General Obligation Bonds, Series 2014
5.000% due 05/01/2025	4,550	5,025
5.250% due 02/01/2029	845	932
Illinois State General Obligation Bonds, Series 2016
3.500% due 06/01/2029	2,000	2,034

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2019 (Unaudited)

4.000% due 06/01/2032	3,170	3,347
Illinois State General Obligation Bonds, Series 2017 5.000% due 12/01/2038	1,000	1,128
Illinois State General Obligation Bonds, Series 2018 4.625% due 05/01/2037	4,000	4,388
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	3,000	3,390
5.000% due 11/01/2026	4,000	4,580
Illinois State General Obligation Notes, Series 2018 5.000% due 10/01/2026	4,235	4,878
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2025	1,840	1,999
Illinois State Revenue Bonds, Series 2016
3.000% due 06/15/2031	3,500	3,420
3.000% due 06/15/2033	2,785	2,707
Illinois State Revenue Notes, Series 2016 4.000% due 06/15/2025	155	168
Illinois State Toll Highway Authority Revenue Bonds, Series 2019 5.000% due 01/01/2031	2,000	2,548
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010 0.000% due 06/15/2045 (c)	10,000	4,214
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2017 4.950% due 12/15/2047	2,500	1,692
Southwestern Illinois Development Authority Revenue Bonds, Series 2007 5.350% due 03/01/2031	1,250	919
		165,547
INDIANA 1.7%
Allen County, Indiana Revenue Bonds, Series 2017 6.875% due 01/15/2052	2,300	2,519
Chesterton, Indiana Revenue Bonds, Series 2016 6.125% due 01/15/2034	2,000	2,168
Indiana Finance Authority Revenue Bonds, Series 2010 5.000% due 07/01/2040	375	381
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	22,500	22,739
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	1,000	1,076
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011 7.500% due 09/01/2022	830	899
		29,782
IOWA 0.4%
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	277	3
5.400% due 11/15/2046 ^	1,914	2,047
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.500% due 06/01/2042	3,000	3,001
5.600% due 06/01/2034	1,350	1,352
6.500% due 06/01/2023	1,465	1,487
		7,890
KANSAS 0.2%
Lenexa, Kansas Tax Allocation Bonds, Series 2007 6.000% due 04/01/2027 ^(b)	3,729	858
Wichita, Kansas Revenue Bonds, Series 2016
5.000% due 12/01/2031	500	539
5.250% due 12/01/2036	500	543
5.375% due 12/01/2046	1,125	1,213
Wyandotte County-Kansas City Unified Government Revenue Bonds, Series 2018 4.500% due 06/01/2040	1,190	1,245
		4,398
KENTUCKY 1.0%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2016
6.000% due 11/15/2036	2,350	1,904
6.250% due 11/15/2046	1,150	931
Kentucky Public Energy Authority Revenue Notes, Series 2018 4.000% due 06/01/2025	6,505	7,227
Kentucky State Property & Building Commission Revenue Bonds, Series 2019
4.000% due 11/01/2037	1,250	1,374
4.000% due 11/01/2038	350	384
5.000% due 11/01/2032	2,815	3,443
Kentucky State Property & Building Commission Revenue Notes, Series 2019 5.000% due 11/01/2023	1,555	1,761

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Owen County, Kentucky Revenue Bonds, Series 2019 2.450% due 06/01/2039	1,000	1,017
		18,041
LOUISIANA 1.0%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019
4.000% due 02/01/2037	2,500	2,847
4.000% due 02/01/2040	1,955	2,197
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045 (e)	7,000	7,673
Louisiana Public Facilities Authority Revenue Bonds, Series 2011 6.500% due 05/15/2037	1,000	1,072
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.000% due 06/01/2037	3,320	3,343
2.200% due 06/01/2037	1,540	1,555
		18,687
MAINE 0.4%
Finance Authority of Maine Revenue Bonds, Series 2017 5.375% due 12/15/2033	2,000	2,000
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2016 5.000% due 07/01/2046	5,400	5,996
		7,996
MARYLAND 0.1%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2012 5.000% due 11/15/2051	2,500	2,678
MASSACHUSETTS 1.1%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	3,580	4,044
Commonwealth of Massachusetts General Obligation Bonds, Series 2019 5.000% due 05/01/2044	9,500	11,713
Massachusetts Development Finance Agency Revenue Bonds, Series 2016 5.000% due 01/01/2047	2,500	2,849
Massachusetts Educational Financing Authority Revenue Bonds, Series 2009 6.000% due 01/01/2028	260	260
		18,866
MICHIGAN 2.4%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	7,005	8,758
Grand Traverse Academy, Michigan Revenue Bonds, Series 2007 5.000% due 11/01/2036	1,200	1,200
Michigan Finance Authority Revenue Bonds, Series 2014
4.500% due 10/01/2029	8,385	9,086
5.000% due 07/01/2033	2,000	2,274
5.000% due 07/01/2044	4,500	4,821
Michigan Finance Authority Revenue Bonds, Series 2016 5.000% due 11/15/2041	3,000	3,519
Michigan Finance Authority Revenue Bonds, Series 2019 4.000% due 02/15/2047	3,500	3,827
Michigan Finance Authority Revenue Notes, Series 2014 3.875% due 10/01/2023	3,000	3,178
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007 6.500% due 09/01/2037 ^(b)	920	718
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2058 (c)	145,250	5,047
		42,428
MINNESOTA 0.6%
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2016 5.000% due 01/01/2041	750	877
Minnesota Higher Education Facilities Authority Revenue Bonds, Series 2019 5.000% due 10/01/2040	1,000	1,234
Rochester, Minnesota Revenue Bonds, Series 2018 4.000% due 11/15/2048	5,000	5,584
St Paul Park, Minnesota Revenue Bonds, Series 2018
4.375% due 05/01/2048	600	618
5.000% due 05/01/2053	2,500	2,656
		10,969
MISSOURI 0.3%
Ferguson, Missouri Certificates of Participation Notes, Series 2013 2.625% due 04/01/2023	335	318
Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	244
5.550% due 10/01/2036	45	43

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Lees Summit Industrial Development Authority, Missouri Revenue Bonds, Series 2018 5.000% due 08/15/2042	1,400	1,530
St. Louis Land Clearance for Redevelopment Authority, Missouri Revenue Bonds, Series 2017 5.125% due 06/01/2046	2,420	2,706
		4,841
MONTANA 0.1%
Hardin, Montana Tax Allocation Bonds, Series 2006 6.250% due 09/01/2031 ^	830	58
Kalispell, Montana Revenue Bonds, Series 2017 5.250% due 05/15/2047	1,500	1,616
		1,674
NEBRASKA 0.3%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012 5.250% due 09/01/2037	5,000	5,439
NEVADA 0.9%
Las Vegas, Nevada Revenue Bonds, Series 2016 4.375% due 06/15/2035	3,600	3,565
Nevada Department of Business & Industry State Revenue Bonds, Series 2017 5.125% due 12/15/2037	2,500	2,711
Nevada Department of Business & Industry State Revenue Bonds, Series 2018 6.950% due 02/15/2038	4,125	4,742
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (c)	41,500	5,370
		16,388
NEW JERSEY 3.2%
Atlantic City, New Jersey General Obligation Bonds, (AGM Insured), Series 2017 5.000% due 03/01/2037	1,500	1,760
Atlantic City, New Jersey General Obligation Bonds, Series 2015 6.375% due 03/01/2030	1,190	1,337
New Jersey Economic Development Authority Revenue Bonds, Series 2015 5.250% due 06/15/2040	1,500	1,701
New Jersey Economic Development Authority Revenue Bonds, Series 2016 5.500% due 06/15/2029	5,000	5,985
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2017 5.000% due 07/01/2057	2,250	2,636
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 07/01/2045	4,950	6,034
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2015
5.000% due 06/15/2046	2,500	2,747
5.250% due 06/15/2041	1,000	1,125
New Jersey Turnpike Authority Revenue Bonds, Series 2019 5.000% due 01/01/2048	2,000	2,430
Rutgers The State University of New Jersey Revenue Bonds, Series 2019 3.915% due 05/01/2119	2,300	2,269
South Jersey Transportation Authority LLC, New Jersey Revenue Bonds, Series 2014 5.000% due 11/01/2039	2,500	2,797
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2030	5,065	6,168
5.000% due 06/01/2046	17,205	19,427
		56,416
NEW YORK 11.5%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009 6.250% due 07/15/2040	3,500	3,506
Build NYC Resource Corp., New York Revenue Bonds, Series 2016 5.000% due 07/01/2041	3,000	3,339
Housing Development Corp., New York Revenue Bonds, Series 2017 3.700% due 11/01/2047 (e)	1,750	1,824
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019 5.000% due 11/15/2044	6,000	7,190
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017 5.250% due 11/15/2057	1,000	1,192
Metropolitan Transportation Authority, New York Revenue Notes, Series 2019 5.000% due 05/15/2022	20,000	21,684
Monroe County, New York Industrial Development Agency Revenue Bonds, Series 2017 4.000% due 07/01/2043 (e)	3,500	3,879
New York City Housing Development Corp., New York, Series 2017 3.750% due 11/01/2052 (e)	2,000	2,083
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018 5.000% due 08/01/2036	$6,555	8,087
New York City, New York General Obligation Bonds, Series 2018 4.000% due 12/01/2041	3,000	3,374
New York City, New York Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	8,735	9,753
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005 0.000% due 06/01/2055 (c)	75,600	4,216

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2019 (Unaudited)

New York Counties Tobacco Trust V Revenue Bonds, Series 2005 0.000% due 06/01/2055 (c)	33,000	2,031
New York Liberty Development Corp. Revenue Bonds, Series 2011 5.750% due 11/15/2051	7,500	8,103
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	8,675	9,596
5.375% due 11/15/2040	4,000	4,506
New York State Dormitory Authority Revenue Bonds, Series 2011 6.000% due 07/01/2040	500	512
New York State Dormitory Authority Revenue Bonds, Series 2019
3.142% due 07/01/2043	4,000	3,971
5.000% due 03/15/2041	6,000	7,386
5.000% due 05/01/2048	8,995	9,962
New York State Dormitory Authority Revenue Bonds, Series 2020 3.190% due 02/15/2043 (a)	1,500	1,508
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	6,000	6,859
New York State Thruway Authority Revenue Bonds, Series 2019
2.900% due 01/01/2035	2,890	2,883
5.000% due 01/01/2036	14,350	18,148
New York State Urban Development Corp. Revenue Bonds, Series 2019
5.000% due 03/15/2038	8,625	10,786
5.000% due 03/15/2042	4,000	4,870
New York Transportation Development Corp. Revenue Bonds, Series 2016 5.000% due 07/01/2046	3,985	4,431
New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2033	3,000	3,600
5.000% due 01/01/2036	6,000	7,140
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 4.000% due 11/01/2059	3,500	3,821
Syracuse Industrial Development Agency, New York Revenue Bonds, Series 2016 5.000% due 01/01/2033	3,350	3,680
TSASC, Inc., New York Revenue Bonds, Series 2016 5.000% due 06/01/2048	3,000	3,028
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2030	7,960	9,512
5.000% due 06/01/2034	1,500	1,770
5.000% due 06/01/2041	2,500	2,804
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	1,000	1,026
5.250% due 09/15/2053	2,500	2,555
		204,615
NORTH CAROLINA 0.1%
North Carolina Medical Care Commission Revenue Bonds, Series 2010 6.000% due 01/01/2039	575	575
North Carolina Turnpike Authority Revenue Bonds, Series 2019 4.000% due 01/01/2055	1,000	1,082
		1,657
OHIO 6.8%
Adams County, Ohio Revenue Bonds, Series 2019 6.900% due 10/01/2049	7,500	7,444
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
0.000% due 06/01/2047 (c)	105,900	7,511
0.000% due 06/01/2052 (c)	141,250	7,584
5.125% due 06/01/2024	31,460	31,503
5.375% due 06/01/2024	2,835	2,846
5.750% due 06/01/2034	655	658
5.875% due 06/01/2047	1,800	1,808
6.250% due 06/01/2037	3,175	3,277
6.500% due 06/01/2047	14,100	14,368
Butler County, Ohio Port Authority Revenue Bonds, Series 2017 6.500% due 01/15/2052	2,000	2,159
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, Series 2019
5.000% due 12/01/2033	1,170	1,395
5.000% due 12/01/2035	1,200	1,421
5.000% due 12/01/2037	650	767
5.000% due 12/01/2039	1,425	1,668
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 4.000% due 02/15/2047	6,000	6,477
Hamilton County, Ohio Revenue Bonds, Series 2012 5.500% due 06/01/2042	5,000	5,511
Lake County, Ohio Port & Economic Development Authority Revenue Bonds, Series 2017 6.750% due 12/01/2052	1,750	1,769
Montgomery County, Ohio Revenue Bonds, Series 2018 6.000% due 04/01/2038	2,985	3,323
Ohio Air Quality Development Authority Revenue Bonds, Series 2005 2.100% due 04/01/2028	6,495	6,531
Ohio Air Quality Development Authority Revenue Bonds, Series 2009 2.875% due 02/01/2026	5,000	5,080
Ohio Turnpike & Infrastructure Commission Revenue Bonds, Series 2018 4.000% due 02/15/2033 (e)	5,000	5,624

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Toledo-Lucas County, Ohio Port Authority Revenue Bonds, Series 2016 6.375% due 01/15/2051	1,500	1,609
		120,333
OKLAHOMA 0.4%
Oklahoma Development Finance Authority Revenue Bonds, Series 2019 4.000% due 08/01/2037	3,105	3,244
Oklahoma Turnpike Authority Revenue Bonds, Series 2018 4.000% due 01/01/2048	3,000	3,296
Payne County, Oklahoma Economic Development Authority Revenue Bonds, Series 2016
6.625% due 11/01/2036 ^(b)	526	1
6.875% due 11/01/2046 ^(b)	1,081	3
7.000% due 11/01/2051 ^(b)	2,163	6
		6,550
OREGON 0.5%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2017 5.000% due 11/15/2052	1,500	1,692
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2018 5.000% due 05/15/2052	355	389
Oregon State Business Development Commission Revenue Bonds, Series 2017 6.500% due 04/01/2031	7,500	7,077
Oregon State Facilities Authority Revenue Bonds, Series 2010 6.375% due 09/01/2040	200	207
		9,365
PENNSYLVANIA 2.7%
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017 7.750% due 12/01/2037	7,500	8,534
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 06/01/2032	1,000	1,224
5.000% due 06/01/2035	4,000	4,848
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2010 6.000% due 01/01/2030	3,000	3,000
Franklin County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2018 5.000% due 12/01/2053	1,650	1,786
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 5.000% due 02/15/2045 (e)	6,000	7,024
General Authority of Southcentral Pennsylvania Revenue Bonds, Series 2018 6.500% due 07/15/2048	4,200	4,793
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2018 4.000% due 09/01/2049	2,200	2,383
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018 2.240% (0.7*US0001M + 1.040%) due 08/15/2048 ~	2,000	2,018
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 6.250% due 01/01/2032	500	509
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010 6.000% due 07/01/2043	400	410
Pennsylvania Turnpike Commission Revenue Bonds, Series 2016 5.000% due 06/01/2036	5,750	6,741
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	3,500	3,716
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2018 5.000% due 07/01/2035	750	797
		47,783
PUERTO RICO 7.2%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008 5.125% due 07/01/2028 ^(b)	560	446
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011 6.500% due 07/01/2040 ^(b)	4,000	3,185
Commonwealth of Puerto Rico General Obligation Bonds, Series 2014 8.000% due 07/01/2035 ^(b)	10,050	6,419
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, (AGC Insured), Series 2008 5.125% due 07/01/2047	2,495	2,568
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, Series 2008 6.000% due 07/01/2038	8,340	8,507
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, Series 2012 5.250% due 07/01/2042	5,000	5,214
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds, Series 2008
6.200% due 07/01/2039 ^(b)	5,000	1,950
6.300% due 07/01/2038 ^(b)	2,000	780
Puerto Rico Convention Center District Authority Revenue Bonds, (AGC Insured), Series 2006 4.500% due 07/01/2036	1,395	1,399
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 1.926% (0.67*US0003M + 0.520%) due 07/01/2029 ~	9,245	9,152
Puerto Rico Electric Power Authority Revenue Bonds, Series 2003 5.500% due 07/01/2020 ^(b)	10	8
Puerto Rico Electric Power Authority Revenue Bonds, Series 2005 4.625% due 07/01/2030 ^(b)	10	7

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Puerto Rico Electric Power Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021 ^(b)	505	384
5.000% due 07/01/2022 ^(b)	50	38
5.000% due 07/01/2026 ^(b)	10	8
5.000% due 07/01/2032 ^(b)	8,285	6,297
5.000% due 07/01/2037 ^(b)	4,085	3,105
Puerto Rico Electric Power Authority Revenue Bonds, Series 2008
5.375% due 07/01/2024 ^(b)	55	42
5.500% due 07/01/2020 ^(b)	10	8
5.500% due 07/01/2021 ^(b)	55	42
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
3.750% due 07/01/2022 ^(b)	100	74
3.875% due 07/01/2023 ^(b)	75	55
4.375% due 07/01/2021 ^(b)	45	34
4.500% due 07/01/2023 ^(b)	15	11
4.600% due 07/01/2024 ^(b)	50	38
4.625% due 07/01/2025 ^(b)	35	27
4.750% due 07/01/2026 ^(b)	245	186
4.750% due 07/01/2027 ^(b)	50	38
5.000% due 07/01/2021 ^(b)	3,560	2,706
5.000% due 07/01/2022 ^(b)	35	27
5.000% due 07/01/2024 ^(b)	50	38
5.000% due 07/01/2025 ^(b)	25	19
5.000% due 07/01/2026 ^(b)	65	49
5.250% due 07/01/2021 ^(b)	5,830	4,445
5.250% due 07/01/2022 ^(b)	420	320
5.250% due 07/01/2025 ^(b)	25	19
5.250% due 07/01/2026 ^(b)	670	511
5.250% due 07/01/2027 ^(b)	3,640	2,776
5.250% due 07/01/2030 ^(b)	15	11
5.250% due 07/01/2031 ^(b)	30	23
Puerto Rico Electric Power Authority Revenue Bonds, Series 2012 5.000% due 07/01/2029 ^(b)	7,420	5,639
Puerto Rico Electric Power Authority Revenue Bonds, Series 2013 7.000% due 07/01/2040 ^(b)	20	16
Puerto Rico Electric Power Authority Revenue Notes, Series 2010
3.500% due 07/01/2020 ^(b)	395	293
5.000% due 07/01/2020 ^(b)	3,830	2,911
5.250% due 07/01/2020 ^(b)	140	107
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	42,882	11,542
4.750% due 07/01/2053	20,596	21,554
5.000% due 07/01/2058	19,930	21,196
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	500	508
4.784% due 07/01/2058	3,328	3,465
		128,197
RHODE ISLAND 0.6%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2007 0.000% due 06/01/2052 (c)	12,580	1,702
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	5,530	6,143
5.000% due 06/01/2050	2,500	2,667
		10,512
SOUTH CAROLINA 1.4%
South Carolina Public Service Authority Revenue Bonds, Series 2013
5.125% due 12/01/2043	200	222
5.784% due 12/01/2041	11,114	14,198
South Carolina Public Service Authority Revenue Bonds, Series 2014 5.000% due 12/01/2049	4,000	4,435
South Carolina Public Service Authority Revenue Bonds, Series 2015 5.000% due 12/01/2050	5,040	5,682
South Carolina Public Service Authority Revenue Bonds, Series 2016 4.000% due 12/01/2041	200	216
		24,753
TENNESSEE 0.4%
Bristol Industrial Development Board, Tennessee Tax Allocation Bonds, Series 2016 5.625% due 06/01/2035	2,000	2,113
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009 6.375% due 10/01/2034	1,000	1,003
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010 6.000% due 07/01/2038	500	512
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Bonds, Series 2017 5.625% due 01/01/2046	850	949

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.000% due 02/01/2025	1,545	1,777
		6,354
TEXAS 8.4%
Arlington Higher Education Finance Corp., Texas Revenue Bonds, Series 2016 5.000% due 12/01/2051	2,710	3,003
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2019
7.000% due 03/01/2039	500	541
9.000% due 03/01/2039	16,130	19,111
Central Texas Regional Mobility Authority Revenue Bonds, Series 2011 6.000% due 01/01/2041	1,000	1,048
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2010 6.125% due 12/01/2040	500	522
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2011 5.750% due 08/15/2041	1,000	1,072
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	3,000	3,387
Goose Creek Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 3.000% due 10/01/2049	7,200	7,291
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2012 4.750% due 11/15/2046	2,500	2,659
Houston Higher Education Finance Corp., Texas Revenue Bonds, Series 2011 6.500% due 05/15/2031	240	257
Houston, Texas Airport System Revenue Bonds, Series 2011 6.625% due 07/15/2038	3,500	3,721
Leander Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2016 0.000% due 08/16/2030 (c)	2,560	1,974
New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2016
5.250% due 07/01/2036	400	421
5.750% due 07/01/2051	1,000	1,058
7.000% due 07/01/2051	1,450	1,506
New Hope Cultural Education Facilities Corp., Texas Revenue Notes, Series 2016 6.000% due 07/01/2026	105	107
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (e)	500	559
4.000% due 08/15/2035 (e)	1,300	1,451
4.000% due 08/15/2036 (e)	1,100	1,224
4.000% due 08/15/2037 (e)	1,500	1,664
4.000% due 08/15/2040 (e)	4,600	5,062
5.000% due 01/01/2047	2,000	2,165
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2019
4.000% due 12/01/2054	450	449
5.000% due 12/01/2049	250	274
North Texas Tollway Authority Revenue Bonds, Series 2010 6.250% due 02/01/2023	1,000	1,004
North Texas Tollway Authority Revenue Bonds, Series 2017
5.000% due 01/01/2043	5,925	7,094
5.000% due 01/01/2048	4,000	4,673
North Texas Tollway Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	4,800	5,666
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.600% due 08/01/2049	3,125	3,140
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2016 7.250% due 02/01/2036	18,750	18,830
Red River Health Facilities Development Corp., Texas Revenue Bonds, Series 2012
5.125% due 01/01/2041	1,000	1,034
5.500% due 01/01/2032	500	525
Rowlett, Texas Special Assessment Bonds, Series 2016 5.750% due 09/15/2036	100	100
Royse City Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 4.000% due 02/15/2048	5,000	5,533
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2052	3,000	3,466
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	7,485	8,813
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 3.922% due 12/31/2049	3,400	3,423
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	4,413	4,452
Texas Transportation Commission Revenue Bonds, Series 2019 5.000% due 08/01/2057	6,500	7,572
University of North Texas System Revenue Bonds, Series 2017
5.000% due 04/15/2038	5,000	5,978
5.000% due 04/15/2040	4,000	4,762
Wise County, Texas Revenue Bonds, Series 2011 8.000% due 08/15/2034	1,000	1,070
Woodloch Health Facilities Development Corp., Texas Revenue Bonds, Series 2016 6.750% due 12/01/2051	2,500	2,000
		149,661
UTAH 0.1%
Utah County, Utah Revenue Bonds, Series 2007 5.625% due 07/15/2037	1,285	1,286

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2019 (Unaudited)

VIRGINIA 0.4%
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^(b)	114	10
6.000% due 06/01/2043	2,471	2,473
Lewistown Commerce Center Community Development Authority Revenue Bonds, Virginia Tax Allocation, Series 2014
6.050% due 03/01/2044	545	517
6.050% due 03/01/2054 ^(b)	584	106
Peninsula Town Center Community Development Authority, Virginia Special Assessment Bonds, Series 2018 5.000% due 09/01/2045	2,250	2,489
Virginia Small Business Financing Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	1,000	1,061
		6,656
WASHINGTON 2.4%
Clallam County, Washington Public Hospital District No. 1, Revenue Bonds, Series 2008 7.000% due 12/01/2033	1,000	1,001
Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018 4.000% due 01/01/2040 (e)	6,390	7,145
Washington Health Care Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/01/2049	6,500	7,673
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018 4.000% due 07/01/2058	10,000	10,705
Washington State Health Care Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2031 (e)	3,500	4,388
5.000% due 10/01/2032 (e)	3,000	3,732
5.000% due 10/01/2033 (e)	3,500	4,328
Washington State Housing Finance Commission Revenue Bonds, Series 2018
5.000% due 07/01/2048	1,525	1,629
5.000% due 07/01/2053	1,200	1,278
		41,879
WEST VIRGINIA 0.4%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (c)	114,510	5,009
West Virginia Economic Development Authority Revenue Bonds, Series 2017 4.000% due 06/15/2040 (e)	2,610	2,879
		7,888
WISCONSIN 2.4%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2015 6.500% due 07/01/2050	1,750	1,312
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
5.250% due 05/15/2047	750	830
7.000% due 11/01/2046	3,500	3,997
7.000% due 01/01/2050	4,750	5,842
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
5.000% due 03/01/2048	5,000	5,267
6.125% due 01/01/2033	3,300	3,432
6.250% due 01/01/2038	1,675	1,742
6.375% due 01/01/2048	3,750	3,899
7.000% due 07/01/2048	5,000	4,902
Public Finance Authority, Wisconsin Revenue Bonds, Series 2019 5.875% due 10/01/2054	5,230	5,241
Public Finance Authority, Wisconsin Revenue Notes, Series 2016 5.000% due 12/01/2025	2,000	2,293
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2042 (e)	3,000	3,259
		42,016
Total Municipal Bonds & Notes (Cost $1,569,613)		1,660,046
SHORT-TERM INSTRUMENTS 2.3%
COMMERCIAL PAPER 1.1%
District of Columbia 1.150% due 01/09/2020	20,000	19,998
REPURCHASE AGREEMENTS (f) 0.5%		8,560
SHORT-TERM NOTES 0.7%
School District of Philadelphia, Pennsylvania Revenue Notes, Series 2019 4.000% due 03/31/2020	2,625	2,644

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Texas State Revenue Notes, Series 2019 4.000% due 08/27/2020	9,500	9,678
		12,322
Total Short-Term Instruments (Cost $40,867)		40,880
Total Investments in Securities (Cost $1,617,426)		1,707,922
	SHARES
INVESTMENTS IN AFFILIATES 6.8%
SHORT-TERM INSTRUMENTS 6.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.8%
PIMCO Short-Term Floating NAV Portfolio III	12,292,864	121,613
Total Short-Term Instruments (Cost $121,602)		121,613
Total Investments in Affiliates (Cost $121,602)		121,613
Total Investments 102.7% (Cost $1,739,028)		$1,829,535
Financial Derivative Instruments (g)(h) 0.0%(Cost or Premiums, net $0)		51
Other Assets and Liabilities, net (2.7)%		(47,908)
Net Assets 100.0%		$1,781,678

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

(b)	Security is not accruing income as of the date of this report.

(c)	Zero coupon security.

(d)	Security becomes interest bearing at a future date.

(e)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$8,560	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(8,733)	$8,560	$8,560
Total Repurchase Agreements						$(8,733)	$8,560	$8,560

(1)	Includes accrued interest.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2020	847	$(108,773)	$935	$92	$0
U.S. Treasury 30-Year Bond March Futures	03/2020	299	(46,616)	826	103	0
Total Futures Contracts				$1,761	$195	$0

Cash of $2,794 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON SECURITIES

										Swap Agreements, at Value
Counterparty	Pay/ Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BYL	Receive	New Jersey Economic Development Authority «	N/A	2.696% (1-Month USD-LIBOR plus a specified spread)	Semi-Annual	03/15/2021	$17,555	$0	$(144)	$0	$(144)
Total Swap Agreements								$0	$(144)	$0	$(144)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2019 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$5,036	$0	$5,036
Utilities	0	1,960	0	1,960
Municipal Bonds & Notes
Alabama	0	31,658	0	31,658
Alaska	0	70	0	70
Arizona	0	23,399	0	23,399
California	0	128,519	0	128,519
Colorado	0	39,902	0	39,902
Connecticut	0	3,273	0	3,273
Delaware	0	447	0	447
District of Columbia	0	7,197	0	7,197
Florida	0	91,034	0	91,034
Georgia	0	113,002	0	113,002
Illinois	0	165,547	0	165,547
Indiana	0	29,782	0	29,782
Iowa	0	7,890	0	7,890
Kansas	0	4,398	0	4,398
Kentucky	0	18,041	0	18,041
Louisiana	0	18,687	0	18,687
Maine	0	7,996	0	7,996
Maryland	0	2,678	0	2,678
Massachusetts	0	18,866	0	18,866
Michigan	0	42,428	0	42,428
Minnesota	0	10,969	0	10,969
Missouri	0	4,841	0	4,841
Montana	0	1,674	0	1,674
Nebraska	0	5,439	0	5,439
Nevada	0	16,388	0	16,388
New Jersey	0	56,416	0	56,416
New York	0	204,615	0	204,615
North Carolina	0	1,657	0	1,657
Ohio	0	120,333	0	120,333
Oklahoma	0	6,550	0	6,550
Oregon	0	9,365	0	9,365
Pennsylvania	0	47,783	0	47,783
Puerto Rico	0	128,197	0	128,197
Rhode Island	0	10,512	0	10,512
South Carolina	0	24,753	0	24,753
Tennessee	0	6,354	0	6,354
Texas	0	149,661	0	149,661
Utah	0	1,286	0	1,286
Virginia	0	6,656	0	6,656
Washington	0	41,879	0	41,879
West Virginia	0	7,888	0	7,888
Wisconsin	0	42,016	0	42,016
Short-Term Instruments
Commercial Paper	0	19,998	0	19,998
Repurchase Agreements	0	8,560	0	8,560
Short-Term Notes	0	12,322	0	12,322
	$0	$1,707,922	$0	$1,707,922
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$121,613	$0	$0	$121,613
Total Investments	$121,613	$1,707,922	$0	$1,829,535
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$195	$0	$0	$195
Financial Derivative Instruments - Liabilities
Over the counter	$0	$0	$(144)	$(144)
Total Financial Derivative Instruments	$195	$0	$(144)	$51
Totals	$121,808	$1,707,922	$(144)	$1,829,586

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO High Yield Spectrum Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.4%
CDRH Parent, Inc. 10.043% (LIBOR03M + 8.000%) due 07/01/2022 ~		$2,000	$288
Diamond (BC) BV 4.927% (LIBOR03M + 3.000%) due 09/06/2024 ~		997	981
iHeartCommunications, Inc. 5.691% (LIBOR03M + 4.000%) due 05/01/2026 ~		337	341
Neiman Marcus Group Ltd. LLC (7.213% Cash and 1.000% PIK) 8.213% (LIBOR03M + 5.500%) due 10/25/2023 ~(a)		598	486
Petco Animal Supplies, Inc. 5.177% (LIBOR03M + 3.250%) due 01/26/2023 ~		987	842
Serta Simmons Bedding LLC 5.240% - 5.285% (LIBOR03M + 3.500%) due 11/08/2023 ~		987	642
Sotera Health Holdings LLC 6.289% (LIBOR03M + 4.500%) due 12/11/2026 ~		4,500	4,521
Starfruit Finco BV 4.960% (LIBOR03M + 3.250%) due 10/01/2025 ~		1,000	1,002
Total Loan Participations and Assignments (Cost $11,046)			9,103
CORPORATE BONDS & NOTES 85.8%
BANKING & FINANCE 5.8%
Alliant Holdings Intermediate LLC 6.750% due 10/15/2027		750	805
Ally Financial, Inc.
8.000% due 03/15/2020		1,000	1,009
8.000% due 11/01/2031		1,500	2,076
ASP AMC Merger Sub, Inc. 8.000% due 05/15/2025		1,000	668
CIT Group, Inc.
5.000% due 08/15/2022		1,000	1,063
5.000% due 08/01/2023		1,000	1,080
6.125% due 03/09/2028		500	591
ESH Hospitality, Inc. 5.250% due 05/01/2025		1,000	1,036
Freedom Mortgage Corp. 8.125% due 11/15/2024		750	739
Greystar Real Estate Partners LLC 5.750% due 12/01/2025		1,000	1,040
HUB International Ltd. 7.000% due 05/01/2026		1,000	1,060
Intesa Sanpaolo SpA
5.017% due 06/26/2024		2,000	2,101
7.700% due 09/17/2025 ●(e)(f)		1,500	1,627
Lloyds Banking Group PLC 7.500% due 06/27/2024 ●(e)(f)		3,000	3,320
MGM Growth Properties Operating Partnership LP
4.500% due 09/01/2026		750	791
4.500% due 01/15/2028		1,000	1,048
Mulhacen Pte. Ltd. (6.500% Cash or 7.250% PIK) 6.500% due 08/01/2023 (a)	EUR	500	464
Navient Corp.
5.875% due 10/25/2024		$1,000	1,073
6.500% due 06/15/2022		500	543
8.000% due 03/25/2020		665	673
Quicken Loans, Inc. 5.250% due 01/15/2028		1,500	1,556
Royal Bank of Scotland Group PLC 7.648% due 09/30/2031 ●(e)		2,500	3,592
Springleaf Finance Corp.
5.375% due 11/15/2029		750	784
6.875% due 03/15/2025		1,000	1,140
7.125% due 03/15/2026		500	579
7.750% due 10/01/2021		1,025	1,115
8.250% due 10/01/2023		500	584
Summer BC Holdco A SARL 9.250% due 10/31/2027	EUR	1,250	1,441

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2019 (Unaudited)

USI, Inc. 6.875% due 05/01/2025		$3,000	3,074
			36,672
INDUSTRIALS 72.8%
24 Hour Fitness Worldwide, Inc. 8.000% due 06/01/2022		2,500	1,157
Adient Global Holdings Ltd.
3.500% due 08/15/2024	EUR	500	533
4.875% due 08/15/2026		$1,000	895
ADT Security Corp.
4.125% due 06/15/2023		1,000	1,033
4.875% due 07/15/2032		500	460
Advanced Disposal Services, Inc. 5.625% due 11/15/2024		1,000	1,043
Air Medical Group Holdings, Inc. 6.375% due 05/15/2023		3,000	2,694
Albertsons Cos. LLC 5.875% due 02/15/2028		750	798
Aleris International, Inc. 10.750% due 07/15/2023		1,000	1,043
Altice Financing S.A.
6.625% due 02/15/2023		1,000	1,020
7.500% due 05/15/2026		1,500	1,615
Altice Finco S.A. 4.750% due 01/15/2028	EUR	1,000	1,137
Altice France S.A.
5.500% due 01/15/2028		$1,000	1,029
7.375% due 05/01/2026		3,000	3,226
8.125% due 02/01/2027		750	846
Altice Luxembourg S.A.
7.625% due 02/15/2025		1,500	1,564
8.000% due 05/15/2027	EUR	500	630
10.500% due 05/15/2027		$500	571
AMC Networks, Inc. 5.000% due 04/01/2024		1,500	1,534
American Builders & Contractors Supply Co., Inc. 4.000% due 01/15/2028		2,000	2,034
Aramark Services, Inc.
5.000% due 04/01/2025		1,000	1,045
5.000% due 02/01/2028		1,000	1,056
Arconic, Inc.
5.125% due 10/01/2024		1,000	1,091
5.950% due 02/01/2037		1,000	1,113
Ardagh Packaging Finance PLC
4.125% due 08/15/2026		750	770
5.250% due 08/15/2027		750	791
6.000% due 02/15/2025		1,000	1,051
Ascend Learning LLC 6.875% due 08/01/2025		4,000	4,212
ASGN, Inc. 4.625% due 05/15/2028		1,000	1,030
Ashland LLC 6.875% due 05/15/2043		1,000	1,148
Associated Materials LLC 9.000% due 01/01/2024		4,250	3,740
Atotech Alpha BV 6.250% due 02/01/2025		1,500	1,545
Atotech Alpha BV (8.750% Cash or 9.500% PIK) 8.750% due 06/01/2023 (a)		1,750	1,790
Avantor, Inc.
4.750% due 10/01/2024	EUR	1,000	1,197
9.000% due 10/01/2025		$2,000	2,239
Avon International Operations, Inc. 7.875% due 08/15/2022		1,500	1,568
B.C. Unlimited Liability Co.
3.875% due 01/15/2028		1,000	1,004
4.250% due 05/15/2024		900	924
4.375% due 01/15/2028		1,000	1,004
5.000% due 10/15/2025		2,500	2,586
Bausch Health Americas, Inc. 8.500% due 01/31/2027		750	856
Bausch Health Cos., Inc.
5.000% due 01/30/2028		625	643
5.250% due 01/30/2030		625	650
5.500% due 11/01/2025		2,000	2,094
6.125% due 04/15/2025		1,500	1,553
7.000% due 03/15/2024		2,000	2,084
7.000% due 01/15/2028		1,000	1,102
7.250% due 05/30/2029		1,000	1,144
9.000% due 12/15/2025		1,000	1,140
BCD Acquisition, Inc. 9.625% due 09/15/2023		1,000	1,033
BCPE Cycle Merger Sub, Inc. 10.625% due 07/15/2027		2,000	2,056

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2019 (Unaudited)

Beacon Roofing Supply, Inc. 4.875% due 11/01/2025		2,500	2,518
Berry Global, Inc.
4.500% due 02/15/2026		1,000	1,029
5.625% due 07/15/2027		1,000	1,075
Bombardier, Inc.
7.500% due 12/01/2024		1,000	1,053
7.500% due 03/15/2025		1,000	1,034
8.750% due 12/01/2021		2,000	2,196
Brand Industrial Services, Inc. 8.500% due 07/15/2025		2,000	2,055
Cablevision Systems Corp. 5.875% due 09/15/2022		1,000	1,079
Caesars Resort Collection LLC 5.250% due 10/15/2025		2,000	2,073
California Resources Corp. 8.000% due 12/15/2022		1,000	433
Callon Petroleum Co. 6.375% due 07/01/2026		1,000	1,017
Camelot Finance S.A. 4.500% due 11/01/2026		1,000	1,029
CCO Holdings LLC
5.125% due 05/01/2023		750	767
5.125% due 05/01/2027		2,500	2,642
5.750% due 02/15/2026		5,000	5,284
5.875% due 04/01/2024		1,500	1,554
Centene Corp.
4.250% due 12/15/2027		500	515
4.625% due 12/15/2029		1,000	1,056
5.375% due 06/01/2026		500	532
6.125% due 02/15/2024		1,000	1,039
Centennial Resource Production LLC 5.375% due 01/15/2026		1,500	1,478
CeramTec BondCo GmbH 5.250% due 12/15/2025	EUR	2,000	2,352
CF Industries, Inc. 5.150% due 03/15/2034		$2,000	2,239
Change Healthcare Holdings LLC 5.750% due 03/01/2025		1,500	1,545
Chemours Co.
5.375% due 05/15/2027		1,000	888
7.000% due 05/15/2025		1,000	1,010
Cheniere Energy Partners LP
4.500% due 10/01/2029		375	386
5.250% due 10/01/2025		1,000	1,045
5.625% due 10/01/2026		500	530
Chesapeake Energy Corp. 11.500% due 01/01/2025		1,057	1,002
Chobani LLC 7.500% due 04/15/2025		1,500	1,511
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024		1,500	1,664
CNX Midstream Partners LP 6.500% due 03/15/2026		1,000	925
Colfax Corp.
6.000% due 02/15/2024		500	532
6.375% due 02/15/2026		250	273
CommScope Technologies LLC 6.000% due 06/15/2025		1,500	1,505
CommScope, Inc.
5.500% due 03/01/2024		500	522
5.500% due 06/15/2024		1,000	1,015
6.000% due 03/01/2026		500	533
8.250% due 03/01/2027		575	606
Community Health Systems, Inc.
5.125% due 08/01/2021		1,750	1,754
6.250% due 03/31/2023		1,000	1,018
6.875% due 02/01/2022		500	406
8.000% due 03/15/2026		500	516
8.125% due 06/30/2024		1,000	823
8.625% due 01/15/2024		750	797
Connect Finco SARL 6.750% due 10/01/2026		1,000	1,066
Constellium SE 5.750% due 05/15/2024		1,000	1,030
Core & Main Holdings LP (8.625% Cash or 9.375% PIK) 8.625% due 09/15/2024 (a)		1,000	1,043
Core & Main LP 6.125% due 08/15/2025		4,000	4,160
Cornerstone Building Brands, Inc. 8.000% due 04/15/2026		4,000	4,180
Corp. GEO S.A.B. de C.V. 9.250% due 06/30/2020 ^«(b)		2,000	0
Coty, Inc. 6.500% due 04/15/2026		2,000	2,110

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2019 (Unaudited)

Covey Park Energy LLC 7.500% due 05/15/2025		1,750	1,510
CPG Merger Sub LLC 8.000% due 10/01/2021		4,000	4,022
CSC Holdings LLC
5.250% due 06/01/2024		2,000	2,159
5.500% due 05/15/2026		1,000	1,061
5.750% due 01/15/2030		1,250	1,336
6.500% due 02/01/2029		1,000	1,117
Dell International LLC 5.875% due 06/15/2021		662	673
Dell, Inc. 7.100% due 04/15/2028		1,000	1,195
Denbury Resources, Inc.
5.500% due 05/01/2022		268	175
7.750% due 02/15/2024		1,000	888
Diamond BC BV 5.625% due 08/15/2025	EUR	3,000	3,334
Diamond Offshore Drilling, Inc.
4.875% due 11/01/2043		$500	274
5.700% due 10/15/2039		750	441
7.875% due 08/15/2025		500	436
Diamond Resorts International, Inc.
7.750% due 09/01/2023		1,000	1,031
10.750% due 09/01/2024		500	525
Diamond Sports Group LLC
5.375% due 08/15/2026		1,750	1,774
6.625% due 08/15/2027		1,500	1,462
Digicel Group Two Ltd. (7.125% Cash and 2.000% PIK) 9.125% due 04/01/2024 (a)		1,521	237
DISH DBS Corp.
5.000% due 03/15/2023		1,000	1,028
5.875% due 07/15/2022		1,000	1,062
5.875% due 11/15/2024		1,000	1,024
6.750% due 06/01/2021		1,000	1,053
7.750% due 07/01/2026		2,000	2,122
DKT Finance ApS 9.375% due 06/17/2023		1,500	1,600
Dun & Bradstreet Corp.
6.875% due 08/15/2026		1,000	1,106
10.250% due 02/15/2027		2,250	2,592
Eagle Holding Co. LLC (7.625% Cash or 8.375% PIK) 7.625% due 05/15/2022 (a)		2,000	2,036
Eagle Holding Co. LLC (7.750% Cash or 8.500% PIK) 7.750% due 05/15/2022 (a)		1,500	1,526
Eldorado Resorts, Inc.
6.000% due 04/01/2025		1,000	1,055
6.000% due 09/15/2026		750	827
Element Solutions, Inc. 5.875% due 12/01/2025		1,500	1,573
Endo Dac
6.000% due 07/15/2023		1,228	890
6.000% due 02/01/2025		1,250	846
Energizer Gamma Acquisition BV 4.625% due 07/15/2026	EUR	1,000	1,191
Envision Healthcare Corp. 8.750% due 10/15/2026		$3,500	2,180
Extraction Oil & Gas, Inc. 5.625% due 02/01/2026		500	301
F-Brasile SpA 7.375% due 08/15/2026		1,000	1,060
Flex Acquisition Co., Inc.
6.875% due 01/15/2025		2,000	2,020
7.875% due 07/15/2026		1,500	1,515
Freeport-McMoRan, Inc.
3.875% due 03/15/2023		1,000	1,020
5.000% due 09/01/2027		750	789
5.250% due 09/01/2029		500	537
5.400% due 11/14/2034		2,250	2,362
GCP Applied Technologies, Inc. 5.500% due 04/15/2026		1,500	1,579
Getty Images, Inc. 9.750% due 03/01/2027		1,250	1,244
GFL Environmental, Inc.
5.125% due 12/15/2026		1,000	1,054
7.000% due 06/01/2026		1,000	1,059
Golden Entertainment, Inc. 7.625% due 04/15/2026		625	675
Golden Nugget, Inc. 6.750% due 10/15/2024		1,500	1,556
Gulfport Energy Corp.
6.375% due 05/15/2025		1,000	638
6.625% due 05/01/2023		500	423
H-Food Holdings LLC 8.500% due 06/01/2026		3,500	3,284

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2019 (Unaudited)

Hadrian Merger Sub, Inc. 8.500% due 05/01/2026		1,500	1,540
HCA Healthcare, Inc. 6.250% due 02/15/2021		3,000	3,134
HCA, Inc.
5.375% due 02/01/2025		1,500	1,662
7.500% due 02/15/2022		2,000	2,214
Hercule Debtco SARL (6.750% Cash or 7.500% PIK) 6.750% due 06/30/2024 (a)	EUR	2,000	1,969
Hertz Corp. 6.000% due 01/15/2028		$1,500	1,503
High Ridge Brands Co. 8.875% due 03/15/2025 ^(b)		1,750	13
Hilton Domestic Operating Co., Inc. 5.125% due 05/01/2026		1,500	1,583
iHeartCommunications, Inc.
4.750% due 01/15/2028		1,500	1,540
6.375% due 05/01/2026		250	272
8.375% due 05/01/2027		1,000	1,107
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (a)	EUR	625	736
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK) 3.750% due 09/15/2026 (a)		1,000	1,188
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (a)		625	744
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK) 4.750% due 09/15/2026 (a)		$500	511
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (a)		500	539
Immucor, Inc. 11.125% due 02/15/2022		1,500	1,500
Indigo Natural Resources LLC 6.875% due 02/15/2026		1,000	943
Informatica LLC 7.125% due 07/15/2023		2,000	2,035
Intelsat Connect Finance S.A. 9.500% due 02/15/2023		1,500	1,053
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		1,500	1,292
8.500% due 10/15/2024		1,250	1,141
9.750% due 07/15/2025		1,000	927
International Game Technology PLC
6.250% due 02/15/2022		2,000	2,114
6.500% due 02/15/2025		1,500	1,687
IQVIA, Inc.
2.250% due 01/15/2028	EUR	1,750	2,034
5.000% due 10/15/2026		$2,500	2,643
IRB Holding Corp. 6.750% due 02/15/2026		1,000	1,050
Jagged Peak Energy LLC 5.875% due 05/01/2026		1,000	1,035
Jaguar Holding Co. 6.375% due 08/01/2023		3,000	3,104
Jeld-Wen, Inc.
4.625% due 12/15/2025		2,000	2,065
4.875% due 12/15/2027		1,000	1,025
KFC Holding Co. 5.250% due 06/01/2026		1,000	1,058
Kinetic Concepts, Inc. 12.500% due 11/01/2021		6,000	6,190
Kronos Acquisition Holdings, Inc. 9.000% due 08/15/2023		2,250	2,155
La Financiere Atalian SASU 5.125% due 05/15/2025	EUR	1,500	1,367
LABL Escrow Issuer LLC
6.750% due 07/15/2026		$1,000	1,064
10.500% due 07/15/2027		750	768
Lamb Weston Holdings, Inc.
4.625% due 11/01/2024		1,000	1,063
4.875% due 11/01/2026		2,000	2,124
Mallinckrodt International Finance S.A.
5.500% due 04/15/2025		500	179
5.750% due 08/01/2022		750	309
Manitowoc Co., Inc. 9.000% due 04/01/2026		1,000	1,050
Mattel, Inc.
5.875% due 12/15/2027		750	792
6.750% due 12/31/2025		1,500	1,615
Mauser Packaging Solutions Holding Co.
5.500% due 04/15/2024		1,500	1,549
7.250% due 04/15/2025		1,250	1,238
Merlin Entertainments PLC 5.750% due 06/15/2026		1,750	1,921
MGM Resorts International
5.750% due 06/15/2025		1,000	1,123
6.000% due 03/15/2023		1,250	1,374

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2019 (Unaudited)

7.750% due 03/15/2022		2,000	2,234
Motion Bondco DAC 6.625% due 11/15/2027		500	531
MPH Acquisition Holdings LLC 7.125% due 06/01/2024		2,500	2,425
MSCI, Inc. 4.000% due 11/15/2029		1,250	1,270
Nabors Industries, Inc. 5.750% due 02/01/2025		2,000	1,806
Netflix, Inc.
3.625% due 06/15/2030	EUR	1,000	1,157
4.875% due 04/15/2028		$2,000	2,082
5.875% due 11/15/2028		1,000	1,110
6.375% due 05/15/2029		1,000	1,141
NEW Look Financing PLC (8.000% Cash and 4.000% PIK) 12.000% due 05/03/2024 (a)	GBP	379	299
Nexstar Broadcasting, Inc. 5.625% due 07/15/2027		$1,000	1,056
Nidda BondCo GmbH 5.000% due 09/30/2025	EUR	3,000	3,533
Nidda Healthcare Holding GmbH 3.500% due 09/30/2024		1,250	1,450
Nielsen Finance LLC 5.000% due 04/15/2022		$1,750	1,760
Noble Holding International Ltd. 7.875% due 02/01/2026		1,250	910
Novasep Holding S.A.S. (5.000% Cash and 3.000% PIK) 8.000% due 05/31/2022	EUR	1,628	1,708
Novelis Corp.
5.875% due 09/30/2026		$1,500	1,600
6.250% due 08/15/2024		2,000	2,102
NVA Holdings, Inc. 6.875% due 04/01/2026		2,500	2,709
Ortho-Clinical Diagnostics, Inc. 6.625% due 05/15/2022		7,000	6,974
Pacific Drilling SA 8.375% due 10/01/2023		1,000	915
Pactiv LLC 7.950% due 12/15/2025		1,500	1,718
Panther BF Aggregator LP
4.375% due 05/15/2026	EUR	1,000	1,180
8.500% due 05/15/2027		$500	532
PDC Energy, Inc. 5.750% due 05/15/2026		1,500	1,500
PetSmart, Inc.
5.875% due 06/01/2025		835	853
7.125% due 03/15/2023		1,750	1,719
Pinnacle Operating Corp. 9.000% due 05/15/2023		494	188
Platin 1426 GmbH 5.375% due 06/15/2023	EUR	1,000	1,134
Polaris Intermediate Corp. (8.500% Cash or 9.250% PIK) 8.500% due 12/01/2022 (a)		$1,000	934
Post Holdings, Inc.
5.000% due 08/15/2026		3,000	3,174
5.625% due 01/15/2028		1,000	1,079
5.750% due 03/01/2027		1,000	1,075
Prime Security Services Borrower LLC
5.250% due 04/15/2024		1,000	1,060
9.250% due 05/15/2023		460	483
Quatrim SASU 5.875% due 01/15/2024	EUR	1,000	1,185
Rackspace Hosting, Inc. 8.625% due 11/15/2024		$1,000	980
Radiate Holdco LLC 6.875% due 02/15/2023		2,000	2,041
Range Resources Corp.
5.000% due 08/15/2022		500	491
5.000% due 03/15/2023		500	461
RBS Global, Inc. 4.875% due 12/15/2025		1,500	1,552
Refinitiv U.S. Holdings, Inc.
4.500% due 05/15/2026	EUR	1,500	1,838
6.875% due 11/15/2026		2,000	2,555
8.250% due 11/15/2026		$1,000	1,128
RegionalCare Hospital Partners Holdings, Inc. 9.750% due 12/01/2026		750	849
Revlon Consumer Products Corp. 6.250% due 08/01/2024		1,275	609
Reynolds Group Issuer, Inc. 7.000% due 07/15/2024		2,000	2,071
Rite Aid Corp. 6.125% due 04/01/2023		1,000	923
Rowan Cos., Inc.
4.875% due 06/01/2022		500	366
5.850% due 01/15/2044		1,000	493

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2019 (Unaudited)

Scientific Games International, Inc.
5.500% due 02/15/2026	EUR	1,000	1,172
7.000% due 05/15/2028		$1,000	1,072
7.250% due 11/15/2029		1,250	1,362
Sensata Technologies BV 4.875% due 10/15/2023		1,000	1,068
Sensata Technologies UK Financing Co. PLC 6.250% due 02/15/2026		1,500	1,619
ServiceMaster Co. LLC 7.450% due 08/15/2027		2,000	2,266
Sigma Holdco BV
5.750% due 05/15/2026	EUR	2,500	2,834
7.875% due 05/15/2026		$1,500	1,503
Simmons Foods, Inc. 5.750% due 11/01/2024		1,000	1,007
Southwestern Energy Co. 7.500% due 04/01/2026		2,000	1,855
Spectrum Brands, Inc. 5.750% due 07/15/2025		1,000	1,046
SPX FLOW, Inc. 5.875% due 08/15/2026		2,000	2,121
SRC Energy, Inc. 6.250% due 12/01/2025		1,000	1,010
Standard Industries, Inc.
5.000% due 02/15/2027		1,500	1,567
5.375% due 11/15/2024		1,000	1,030
6.000% due 10/15/2025		2,000	2,107
Staples, Inc.
7.500% due 04/15/2026		1,500	1,559
10.750% due 04/15/2027		1,000	1,017
Starfruit Finco BV
6.500% due 10/01/2026	EUR	2,000	2,412
8.000% due 10/01/2026		$1,250	1,328
Stars Group Holdings BV 7.000% due 07/15/2026		750	814
Summer BC Holdco B SARL 5.750% due 10/31/2026	EUR	500	586
Sunoco LP
4.875% due 01/15/2023		$500	513
5.500% due 02/15/2026		500	520
Sunshine Mid BV 6.500% due 05/15/2026	EUR	1,500	1,806
T-Mobile USA, Inc.
4.750% due 02/01/2028		$1,000	1,050
6.500% due 01/15/2026		2,000	2,148
Team Health Holdings, Inc. 6.375% due 02/01/2025		2,750	1,844
TEGNA, Inc.
4.875% due 09/15/2021		750	753
5.000% due 09/15/2029		1,000	1,019
5.500% due 09/15/2024		1,000	1,036
Tempo Acquisition LLC 6.750% due 06/01/2025		2,500	2,587
Tenet Healthcare Corp.
5.125% due 05/01/2025		1,000	1,033
6.750% due 06/15/2023		2,000	2,202
6.875% due 11/15/2031		1,000	1,023
7.000% due 08/01/2025		1,000	1,058
8.125% due 04/01/2022		2,000	2,216
Top Gun Realisations PLC 6.500% due 07/01/2022 ^«(b)	GBP	1,000	0
TransDigm, Inc.
5.500% due 11/15/2027		$2,000	2,026
6.375% due 06/15/2026		1,000	1,062
6.500% due 07/15/2024		1,500	1,550
Transocean Guardian Ltd. 5.875% due 01/15/2024		1,780	1,824
Transocean, Inc.
6.800% due 03/15/2038		1,500	1,069
7.250% due 11/01/2025		2,000	1,965
7.500% due 04/15/2031		1,000	778
Trident TPI Holdings, Inc. 9.250% due 08/01/2024		1,500	1,519
Triumph Group, Inc.
5.250% due 06/01/2022		1,000	998
7.750% due 08/15/2025		500	523
Trivium Packaging Finance BV 8.500% due 08/15/2027		1,500	1,672
U.S. Foods, Inc. 5.875% due 06/15/2024		1,500	1,548
Uber Technologies, Inc. 7.500% due 09/15/2027		1,500	1,543
United Rentals North America, Inc. 5.500% due 07/15/2025		2,000	2,082
Univar Solutions USA, Inc. 5.125% due 12/01/2027		1,500	1,568

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2019 (Unaudited)

Univision Communications, Inc. 5.125% due 02/15/2025		3,500	3,469
UPC Holding BV 3.875% due 06/15/2029	EUR	1,000	1,177
UPCB Finance Ltd. 5.375% due 01/15/2025		$1,000	1,030
Valaris PLC
5.750% due 10/01/2044		1,000	453
7.750% due 02/01/2026		500	284
Viking Cruises Ltd. 5.875% due 09/15/2027		1,250	1,338
Virgin Media Finance PLC 6.000% due 10/15/2024		1,000	1,033
Virgin Media Secured Finance PLC 5.500% due 05/15/2029		1,000	1,061
VOC Escrow Ltd. 5.000% due 02/15/2028		1,000	1,049
Waste Pro USA, Inc. 5.500% due 02/15/2026		1,400	1,463
West Street Merger Sub, Inc. 6.375% due 09/01/2025		4,000	4,000
Williams Scotsman International, Inc. 6.875% due 08/15/2023		1,250	1,319
WMG Acquisition Corp. 5.500% due 04/15/2026		1,500	1,583
WPX Energy, Inc.
5.250% due 10/15/2027		500	528
8.250% due 08/01/2023		750	865
Wynn Las Vegas LLC
5.250% due 05/15/2027		1,000	1,064
5.500% due 03/01/2025		1,000	1,074
Wynn Resorts Finance LLC 5.125% due 10/01/2029		750	807
Yum! Brands, Inc.
4.750% due 01/15/2030		1,000	1,049
6.875% due 11/15/2037		1,000	1,163
Ziggo Bond Co. BV 6.000% due 01/15/2027		1,500	1,586
Ziggo BV
4.875% due 01/15/2030		500	517
5.500% due 01/15/2027		2,500	2,661
			460,290
UTILITIES 7.2%
Blue Racer Midstream LLC 6.125% due 11/15/2022		2,250	2,209
Calpine Corp.
4.500% due 02/15/2028		500	505
5.125% due 03/15/2028		750	767
5.375% due 01/15/2023		1,500	1,521
5.750% due 01/15/2025		1,000	1,029
CenturyLink, Inc.
5.800% due 03/15/2022		2,000	2,106
6.450% due 06/15/2021		1,000	1,049
CrownRock LP 5.625% due 10/15/2025		1,675	1,713
Endeavor Energy Resources LP
5.500% due 01/30/2026		1,000	1,035
5.750% due 01/30/2028		1,000	1,053
EP Energy LLC 7.750% due 05/15/2026 ^(b)		500	359
Frontier Communications Corp.
10.500% due 09/15/2022		1,000	490
11.000% due 09/15/2025		500	244
Genesis Energy LP 6.000% due 05/15/2023		1,000	993
Great Western Petroleum LLC 9.000% due 09/30/2021		500	448
Jonah Energy LLC 7.250% due 10/15/2025		1,000	298
NRG Energy, Inc. 6.625% due 01/15/2027		2,000	2,174
Parsley Energy LLC 5.250% due 08/15/2025		3,000	3,091
Sprint Capital Corp. 8.750% due 03/15/2032		1,500	1,823
Sprint Communications, Inc.
6.000% due 11/15/2022		2,000	2,101
7.000% due 08/15/2020		1,000	1,022
Sprint Corp.
7.125% due 06/15/2024		1,000	1,081
7.250% due 09/15/2021		1,000	1,059
7.625% due 02/15/2025		1,500	1,650
7.875% due 09/15/2023		3,000	3,316

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2019 (Unaudited)

Talen Energy Supply LLC 7.250% due 05/15/2027	750	791
Tallgrass Energy Partners LP 5.500% due 09/15/2024	1,000	1,007
Targa Resources Partners LP
5.250% due 05/01/2023	1,500	1,518
5.875% due 04/15/2026	1,500	1,597
6.875% due 01/15/2029	625	695
Telecom Italia Capital S.A. 6.375% due 11/15/2033	2,000	2,224
Telecom Italia SpA 5.303% due 05/30/2024	2,000	2,155
TerraForm Power Operating LLC
4.250% due 01/31/2023	1,000	1,032
5.000% due 01/31/2028	1,500	1,589
		45,744
Total Corporate Bonds & Notes (Cost $535,799)		542,706

CONVERTIBLE BONDS & NOTES 0.1%

INDUSTRIALS 0.1%

Denbury Resources, Inc. 6.375% due 12/31/2024	402	282

UTILITIES 0.0%

CHC Group LLC 0.000% due 10/01/2020 (d)(g)	538	148
Total Convertible Bonds & Notes (Cost $970)		430

U.S. TREASURY OBLIGATIONS 3.1%

U.S. Treasury Notes
1.500% due 10/31/2024	5,000	4,954
2.250% due 11/15/2024 (l)	14,600	14,973
Total U.S. Treasury Obligations (Cost $20,040)		19,927
	SHARES
COMMON STOCKS 0.1%

COMMUNICATION SERVICES 0.0%

Clear Channel Outdoor Holdings, Inc. (c)	51,501	147
iHeartMedia, Inc.	38	1
iHeartMedia, Inc. ’A’ (c)	2,804	47
		195
CONSUMER DISCRETIONARY 0.0%

Desarrolladora Homex S.A.B. de C.V. (c)	294,527	2
New Look Retails Holdings Ltd. «(g)	2,502,987	56
		58
ENERGY 0.0%

CHC Group LLC (c)	10,468	0

FINANCIALS 0.0%

DB Investors, Inc. «(g)	1,620	4

HEALTH CARE 0.1%

Advanz Pharma Corp. (c)	5,394	16
NVHL S.A. ’A’ «(c)(g)	21,410	39
NVHL S.A. ’B’ «(c)(g)	21,410	39
NVHL S.A. ’C’ «(c)(g)	21,410	39
NVHL S.A. ’D’ «(c)(g)	21,410	39
NVHL S.A. ’E’ «(c)(g)	21,410	38
NVHL S.A. ’F’ «(c)(g)	21,410	38
NVHL S.A. ’G’ «(c)(g)	21,410	38
NVHL S.A. ’H’ «(c)(g)	21,410	38
NVHL S.A. ’I’ «(c)(g)	21,410	38
NVHL S.A. ’J’ «(c)(g)	21,410	38
		400
MATERIALS 0.0%
Hexion Holdings Corp. (c)(g)	13,610	164

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2019 (Unaudited)

Total Common Stocks (Cost $4,930)		821
	SHARES
WARRANTS 0.1%

COMMUNICATION SERVICES 0.1%

iHeartMedia, Inc.	18,264	309
FINANCIALS 0.0%
DB Investors, Inc. - Exp. 01/18/2024 «(g)	4,630	0

MATERIALS 0.0%

Novasep Holding SAS - Exp. 05/31/2022 «	517,500	261
Total Warrants (Cost $441)		570
PREFERRED SECURITIES 0.6%
INDUSTRIALS 0.6%
Pinnacle Agriculture Holdings LLC 3.000% «(g)	505,811	0
Sequa Corp. (12.000% PIK) 12.000% «(a)	3,016	3,496
Total Preferred Securities (Cost $2,619)		3,496

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (h) 0.1%		634
Total Short-Term Instruments (Cost $634)		634
Total Investments in Securities (Cost $576,479)		577,687

INVESTMENTS IN AFFILIATES 7.2%
SHORT-TERM INSTRUMENTS 7.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.2%
PIMCO Short-Term Floating NAV Portfolio III	4,614,271	45,649

Total Short-Term Instruments (Cost $45,602)		45,649

Total Investments in Affiliates (Cost $45,602)		45,649
Total Investments 98.5% (Cost $622,081)		$623,336
Financial Derivative Instruments (i)(j)(k) (0.1)%(Cost or Premiums, net $1,106)		(355)
Other Assets and Liabilities, net 1.6%		9,816
Net Assets 100.0%		$632,797

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CHC Group LLC 0.000% due 10/01/2020	02/02/2017	$498	$148	0.02%
DB Investors, Inc.	06/28/2019	7	4	0.00
DB Investors, Inc. - Exp. 01/18/2024	06/28/2019	0	0	0.00
Hexion Holdings Corp.	01/05/2017	394	164	0.03
NVHL S.A. ‘A’	03/09/2012	69	39	0.01
NVHL S.A. ‘B’	03/09/2012	69	39	0.01
NVHL S.A. ‘C’	03/09/2012	69	39	0.01
NVHL S.A. ‘D’	03/09/2012	69	39	0.01
NVHL S.A. ‘E’	03/09/2012	70	38	0.01
NVHL S.A. ‘F’	03/09/2012	70	38	0.01
NVHL S.A. ‘G’	03/09/2012	70	38	0.01
NVHL S.A. ‘H’	03/09/2012	70	38	0.01
NVHL S.A. ‘I’	03/09/2012	70	38	0.01
NVHL S.A. ‘J’	03/09/2012	70	38	0.01
New Look Retails Holdings Ltd.	05/02/2019	85	56	0.01
Pinnacle Agriculture Holdings LLC	09/13/2013	324	0	0.00
		$2,004	$756	0.1%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$634	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(648)	$634	$634
Total Repurchase Agreements						$(648)	$634	$634

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(987) at a weighted average interest rate of 0.328%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.HY-32 5-Year Index	5.000%	Quarterly	06/20/2024	$7,350	$436	$303	$739	$0	$(3)

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2019 (Unaudited)

CDX.HY-33 5-Year Index	5.000	Quarterly	12/20/2024	9,900	740	232	972	0	(3)
Total Swap Agreements					$1,176	$535	$1,711	$0	$(6)

(j)	Cash of $1,211 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BPS	01/2020	EUR	2,271		$2,508	$0	$(40)
	01/2020	GBP	265		343	0	(8)
	01/2020		$1,002	EUR	902	10	0
HUS	01/2020		809		729	9	0
MYI	01/2020	EUR	40,712		$45,015	0	(671)
Total Forward Foreign Currency Contracts						$19	$(719)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/ Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	iBoxx USD Liquid High Yield Index	N/A	1.908% (3-Month USD-LIBOR)	Maturity	03/20/2020	$9,600	$(45)	$296	$251	$0
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	1.908% (3-Month USD-LIBOR plus a specified spread)	Maturity	06/22/2020	5,400	(25)	125	100	0
Total Swap Agreements								$(70)	$421	$351	$0
(l)	Securities with an aggregate market value of $633 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$9,103	$0	$9,103
Corporate Bonds & Notes
Banking & Finance	0	36,672	0	36,672
Industrials	0	460,290	0	460,290
Utilities	0	45,744	0	45,744
Convertible Bonds & Notes
Industrials	0	282	0	282
Utilities	0	148	0	148
U.S. Treasury Obligations	0	19,927	0	19,927
Common Stocks
Communication Services	194	1	0	195
Consumer Discretionary	2	0	56	58
Financials	0	0	4	4
Health Care	16	0	384	400
Materials	164	0	0	164
Warrants
Communication Services	0	309	0	309
Materials	0	0	261	261
Preferred Securities
Industrials	0	0	3,496	3,496
Short-Term Instruments
Repurchase Agreements	0	634	0	634

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2019 (Unaudited)

	$376	$573,110	$4,201	$577,687
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$45,649	$0	$0	$45,649

Total Investments	$46,025	$573,110	$4,201	$623,336

Financial Derivative Instruments - Assets
Over the counter	$0	$370	$0	$370

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(6)	0	(6)
Over the counter	0	(719)	0	(719)

	$0	$(725)	$0	$(725)

Total Financial Derivative Instruments	$0	$(355)	$0	$(355)

Totals	$46,025	$572,755	$4,201	$622,981

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Consolidated Schedule of Investments PIMCO Income Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 128.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.0%
Advanz Pharma Corp. 7.447% (LIBOR03M + 5.500%) due 09/06/2024 ~	$45,091	$42,244
Alphabet Holding Co., Inc. 5.299% (LIBOR03M + 3.500%) due 09/26/2024 ~	7,752	7,493
Altice France S.A. 5.740% (LIBOR03M + 4.000%) due 08/14/2026 ~	50,094	50,376
American Builders & Contractors Supply Co., Inc. 3.799% (LIBOR03M + 2.000%) due 01/15/2027 ~	41,696	41,891
Ancestry.com Operations, Inc.
5.550% (LIBOR03M + 3.750%) due 10/19/2023 ~	3,292	3,251
6.050% (LIBOR03M + 4.250%) due 08/27/2026 ~	30,059	29,627
Aramark Services, Inc. 3.549% (LIBOR03M + 1.750%) due 03/11/2025 ~	9,978	10,033
Avantor, Inc. 4.799% (LIBOR03M + 3.000%) due 11/21/2024 ~	3,612	3,635
Avolon TLB Borrower (U.S.) LLC 3.515% (LIBOR03M + 1.750%) due 01/15/2025 ~	59,364	59,810
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021 «(l)	24,975	25,622
Axalta Coating Systems U.S. Holdings, Inc. 3.695% (LIBOR03M + 1.750%) due 06/01/2024 ~	4,199	4,215
Bausch Health Cos., Inc.
4.490% (LIBOR03M + 2.750%) due 11/27/2025 ~	17,502	17,631
4.740% (LIBOR03M + 3.000%) due 06/02/2025 ~	23,444	23,616
Beacon Roofing Supply, Inc. 4.049% (LIBOR03M + 2.250%) due 01/02/2025 ~	6,435	6,474
Britannia Property Owner LLC -0.008% - 5.150% (LIBOR03M + 3.200%) due 10/09/2021 «~(l)	47,500	47,859
BWAY Holding Co. 5.234% (LIBOR03M + 3.250%) due 04/03/2024 ~	9,526	9,509
Caesars Entertainment Operating Co. 3.799% (LIBOR03M + 2.000%) due 10/07/2024 ~	12,916	13,017
Caesars Resort Collection LLC 4.549% (LIBOR03M + 2.750%) due 12/23/2024 ~	73,019	73,222
Camelot U.S. Acquisition 1 Co. 5.049% (LIBOR03M + 3.250%) due 10/31/2026 ~	3,400	3,425
Castlelake Aircraft Securitization Trust 3.967% due 07/15/2042	50,570	51,123
CenturyLink, Inc. 4.549% (LIBOR03M + 2.750%) due 01/31/2025 ~	35,584	35,772
Charter Communications Operating LLC 3.550% (LIBOR03M + 1.750%) due 02/01/2027 ~	10,883	10,965
Cheltenham LLC -0.005% - 5.500% (LIBOR03M + 3.650%) due 11/09/2021 «~(l)	62,000	62,141
Chesapeake Energy Corp. TBD% due 06/09/2024	24,628	25,428
CityCenter Holdings LLC 4.049% (LIBOR03M + 2.250%) due 04/18/2024 ~	5,948	5,980
Clear Channel Outdoor Holdings, Inc. 5.299% (LIBOR03M + 3.500%) due 08/21/2026 ~	11,771	11,855
CommScope, Inc. 5.049% (LIBOR03M + 3.250%) due 04/06/2026 ~	32,419	32,670
Core & Main LP 4.441% - 4.664% (LIBOR03M + 2.750%) due 08/01/2024 ~	5,721	5,724
CSC Holdings LLC 4.240% (LIBOR03M + 2.500%) due 04/15/2027 ~	15,701	15,806
Dell International LLC 3.800% (LIBOR03M + 2.000%) due 09/19/2025 ~	13,149	13,253
Delos Finance SARL 3.695% (LIBOR03M + 1.750%) due 10/06/2023 ~	19,850	19,951
Diamond (BC) BV 4.927% (LIBOR03M + 3.000%) due 09/06/2024 ~	5,243	5,158
Diamond Resorts Corp. 5.549% (LIBOR03M + 3.750%) due 09/02/2023 ~	71,268	69,798
Dubai World (2.000% Cash and 1.750% PIK) 3.750% (LIBOR03M + 2.000%) due 09/30/2022 ~(c)	190,491	177,871
Emerald TopCo, Inc. 5.299% (LIBOR03M + 3.500%) due 07/24/2026 ~	6,288	6,335
Encina Private Credit LLC 4.740% (LIBOR03M + 3.000%) due 11/30/2025 «~	67,006	67,006
Envision Healthcare Corp. 5.549% (LIBOR03M + 3.750%) due 10/10/2025 ~	125,089	107,160

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

Fidere Gestion De Vivienda 2.500% (EUR003M + 2.500%) due 05/15/2020 «~(l)	EUR	85,841	96,053
Financial & Risk U.S. Holdings, Inc. 5.049% (LIBOR03M + 3.250%) due 10/01/2025 ~		$181,576	183,363
Fleet U.S. Bidco, Inc. 5.235% (LIBOR03M + 3.250%) due 10/07/2026 «~		2,807	2,832
Forest City Enterprises LP 5.299% (LIBOR03M + 3.500%) due 12/08/2025 ~		23,760	23,884
Frontier Communications Corp. 5.550% (LIBOR03M + 3.750%) due 06/15/2024 ~		17,973	18,105
Gardner Denver, Inc. 4.549% (LIBOR03M + 2.750%) due 07/30/2024 ~		74	75
GHH Holdings Ltd. 2.611% (LIBOR03M + 1.850%) due 12/04/2024 «~(l)	GBP	75,000	99,469
Golden Nugget, Inc. 4.549% - 4.716% (LIBOR03M + 2.750%) due 10/04/2023 ~		$274	275
Gray Television, Inc. 4.197% (LIBOR03M + 2.500%) due 01/02/2026 ~		15,506	15,605
Grey Barn LLC -0.005% - 5.000% (LIBOR03M + 3.000%) due 09/09/2021 «~(l)		95,000	95,196
Grifols Worldwide Operations USA, Inc. 3.740% (LIBOR03M + 2.000%) due 11/15/2027 ~		3,369	3,400
HCA, Inc. 3.549% (LIBOR03M + 1.750%) due 03/13/2025 ~		10,480	10,553
Hilton Worldwide Finance LLC 3.542% (LIBOR03M + 1.750%) due 06/22/2026 ~		124,261	125,348
Hotel (PL Property) Ltd. 2.685% (LIBOR03M + 1.900%) due 02/07/2023 «~(l)	GBP	54,000	71,569
iHeartCommunications, Inc. 5.691% (LIBOR03M + 4.000%) due 05/01/2026 ~		$336,002	339,662
Ineos Finance PLC 1.556% - 2.500% (EUR003M + 2.000%) due 03/31/2024 ~	EUR	56,448	63,417
Intelsat Jackson Holdings S.A.
5.682% (LIBOR03M + 3.750%) due 11/27/2023 ~		$101,520	101,850
6.625% due 01/02/2024		7,520	7,630
IRB Holding Corp. 5.195% - 5.216% (LIBOR03M + 3.250%) due 02/05/2025 ~		7,271	7,316
Isla Vista Owner LLC -0.005% - 5.210% (LIBOR03M + 3.500%) due 05/09/2020 «~(l)		53,500	53,612
Jefferies Finance LLC 5.500% (LIBOR03M + 3.750%) due 06/03/2026 ~		8,478	8,469
Kiinteisto oy Paulon Talo
2.300% (EUR003M + 2.300%) due 02/15/2021 «~(l)	EUR	41,250	46,040
2.350% (EUR003M + 2.350%) due 02/15/2021 «~(l)		44,955	50,175
Marriott Ownership Resorts, Inc. 3.549% (LIBOR03M + 1.750%) due 08/29/2025 ~		$9,975	10,049
McDermott Technology Americas, Inc.
0.500% - 12.002% (LIBOR03M + 10.000%) due 10/21/2021 ~µ		20,116	20,594
6.945% (LIBOR03M + 5.000%) due 05/09/2025 ~		32,205	18,947
Meredith Corp. 4.549% (LIBOR03M + 2.750%) due 01/31/2025 ~		3,299	3,323
Messer Industrie GmbH 4.445% (LIBOR03M + 2.500%) due 03/01/2026 ~		14,276	14,370
MGM Growth Properties Operating Partnership LP 3.799% (LIBOR03M + 2.000%) due 03/21/2025 ~		27,127	27,294
MH Sub LLC 5.549% (LIBOR03M + 3.750%) due 09/13/2024 ~		16,764	16,858
Mission Broadcasting, Inc. 3.941% (LIBOR03M + 2.250%) due 01/17/2024 ~		1,955	1,964
Nascar Holdings, Inc. 4.495% (LIBOR03M + 2.750%) due 10/19/2026 ~		5,916	5,987
NCI Building Systems, Inc. 5.486% (LIBOR03M + 3.750%) due 04/12/2025 ~		44,875	44,856
Neiman Marcus Group Ltd. LLC 7.713% (LIBOR03M + 6.000%) due 10/25/2023 ~		33,181	27,325
Neiman Marcus Group Ltd. LLC (7.213% Cash and 1.000% PIK) 8.213% (LIBOR03M + 5.500%) due 10/25/2023 ~(c)		183,883	149,558
Nexstar Broadcasting, Inc. 4.055% (LIBOR03M + 2.250%) due 01/17/2024 ~		9,840	9,884
Nielsen Finance LLC 3.710% (LIBOR03M + 2.000%) due 10/04/2023 ~		26,163	26,290
Oasis West 4.990% (LIBOR03M + 3.250%) due 03/08/2022 «~(l)		200,000	200,472
Ortho-Clinical Diagnostics S.A. 5.306% (LIBOR03M + 3.250%) due 06/30/2025 ~		3,716	3,679
Pacific Gas & Electric Co. TBD% due 02/22/2049 ^«(d)		136,670	135,645
Parexel International Corp. 4.549% - 4.555% (LIBOR03M + 2.750%) due 09/27/2024 ~		6,712	6,590
PetSmart, Inc. 5.740% (LIBOR03M + 4.000%) due 03/11/2022 ~		31,748	31,483
PG&E Corp.
1.1250% due 12/31/2020 «µ		141,514	142,041
2.250% - 3.970% (LIBOR03M + 2.250%) due 12/31/2020 «~		424,532	426,113
4.950% (PRIME + 0.200%) due 04/16/2020 ~		69,354	69,613

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

Playtika Holding Corp. 7.799% (LIBOR03M + 6.000%) due 12/10/2024 ~		11,000	11,137
Prestige Brands, Inc. 3.799% (LIBOR03M + 2.000%) due 01/26/2024 ~		738	744
Project Bull 3.758% (LIBOR03M + 2.000%) due 03/10/2020 «~		150,315	150,534
Qatar National Bank SAQ 2.799% (LIBOR03M + 0.900%) due 12/22/2020 «~		54,850	54,960
Reynolds Group Holdings, Inc. 4.549% (LIBOR03M + 2.750%) due 02/05/2023 ~		5,931	5,958
RPI Finance Trust 3.799% (LIBOR03M + 2.000%) due 03/27/2023 ~		12,444	12,560
SBA Senior Finance LLC 3.555% (LIBOR03M + 1.750%) due 04/11/2025 ~		4,827	4,851
Sequa Mezzanine Holdings LLC
6.904% (LIBOR03M + 5.000%) due 11/28/2021 ~		47,134	47,222
10.936% (LIBOR03M + 9.000%) due 04/28/2022 ~		14,440	14,241
Serta Simmons Bedding LLC 5.240% - 5.285% (LIBOR03M + 3.500%) due 11/08/2023 ~		5,057	3,290
Sierra Hamilton LLC 15.000% due 09/12/2023 «		798	758
Sigma Bidco BV 3.500% (EUR003M + 3.500%) due 07/02/2025 ~	EUR	42,800	48,189
Sinclair Television Group, Inc. 4.240% (LIBOR03M + 2.500%) due 09/30/2026 ~		$12,344	12,404
Sotera Health Holdings LLC 6.289% (LIBOR03M + 4.500%) due 12/11/2026 ~		28,009	28,137
Sprint Communications, Inc. 4.313% (LIBOR03M + 2.500%) due 02/02/2024 ~		87,310	86,737
SS&C Technologies Holdings Europe SARL 4.049% (LIBOR03M + 2.250%) due 04/16/2025 ~		19,020	19,167
SS&C Technologies, Inc. 4.049% (LIBOR03M + 2.250%) due 04/16/2025 ~		27,278	27,489
Starfruit Finco BV 4.960% (LIBOR03M + 3.250%) due 10/01/2025 ~		41,089	41,192
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		86,984	87,667
Sunshine Luxembourg SARL
3.750% (EUR003M + 3.750%) due 10/01/2026 ~	EUR	6,900	7,807
6.195% (LIBOR03M + 4.250%) due 10/01/2026 ~		$50,369	50,913
Syniverse Holdings, Inc. 6.846% (LIBOR03M + 5.000%) due 03/09/2023 ~		26,515	24,703
Tawny Funding S.A. 3.150% (EUR003M + 3.150%) due 03/16/2023 «~(l)	EUR	269,849	302,792
Tronox Finance LLC 4.549% - 4.695% (LIBOR03M + 2.750%) due 09/23/2024 ~		$6,471	6,490
U.S. Renal Care, Inc. 6.813% (LIBOR03M + 5.000%) due 06/26/2026 ~		23,181	23,048
Univision Communications, Inc. 4.549% (LIBOR03M + 2.750%) due 03/15/2024 ~		200,139	197,959
VFH Parent LLC 5.197% (LIBOR03M + 3.500%) due 03/01/2026 ~		4,094	4,115
West Corp. 5.927% (LIBOR03M + 4.000%) due 10/10/2024 ~		3,309	2,813
Westmoreland Mining Holdings LLC 10.150% (LIBOR03M + 8.250%) due 03/15/2022 «~		3,232	3,265
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (c)		9,468	7,574
Whatabrands LLC 4.944% (LIBOR03M + 3.250%) due 08/02/2026 ~		4,953	4,983
Windstream Services LLC
9.000% (PRIME + 4.250%) due 02/17/2024 ~		5,615	5,332
9.750% (PRIME + 5.000%) due 03/29/2021 ~		70,380	67,536
Wyndham Hotels & Resorts, Inc. 3.549% (LIBOR03M + 1.750%) due 05/30/2025 ~		13,035	13,122
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		21,059	21,136
Total Loan Participations and Assignments (Cost $5,460,172)			5,414,604
CORPORATE BONDS & NOTES 20.3%
BANKING & FINANCE 12.5%
AerCap Ireland Capital DAC
2.875% due 08/14/2024		10,900	10,981
3.500% due 05/26/2022		1,300	1,336
4.125% due 07/03/2023		15,000	15,846
4.250% due 07/01/2020		7,564	7,641
4.450% due 10/01/2025		8,100	8,708
4.625% due 10/30/2020		23,312	23,780
5.000% due 10/01/2021		2,200	2,307
AIB Group PLC
4.263% due 04/10/2025 ●		130,445	138,145
4.750% due 10/12/2023		14,200	15,252

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

Aircastle Ltd. 5.125% due 03/15/2021		844	872
Akelius Residential Property AB 3.375% due 09/23/2020	EUR	6,800	7,817
Ally Financial, Inc.
3.875% due 05/21/2024		$31,766	33,341
4.125% due 03/30/2020		45,020	45,242
4.250% due 04/15/2021		12,842	13,154
4.625% due 05/19/2022		7,605	7,988
7.500% due 09/15/2020		5,278	5,478
8.000% due 03/15/2020		11,292	11,396
8.000% due 11/01/2031		9,158	12,719
Ambac Assurance Corp. 5.100% due 06/07/2020		197	292
Ambac LSNI LLC 6.945% due 02/12/2023 ●		128,788	130,718
American Tower Corp. 3.000% due 06/15/2023		9,972	10,213
Annington Funding PLC 2.646% due 07/12/2025	GBP	8,700	11,934
Ardonagh Midco PLC
8.375% due 07/15/2023		68,250	90,517
8.625% due 07/15/2023		$200	199
Assurant, Inc. 4.200% due 09/27/2023		7,908	8,255
Athene Global Funding 4.000% due 01/25/2022		9,580	9,896
Aviation Capital Group LLC 2.875% due 01/20/2022		2,605	2,624
Avolon Holdings Funding Ltd.
5.125% due 10/01/2023		24,190	26,144
5.500% due 01/15/2023		34,244	37,018
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		3,958	4,148
5.000% due 04/20/2048		1,565	1,682
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	166,000	50,607
Banco Santander S.A.
3.121% (US0003M + 1.120%) due 04/12/2023 ~		$6,800	6,848
3.848% due 04/12/2023		10,200	10,640
Bank of America Corp.
2.597% (US0003M + 0.650%) due 06/25/2022 ~(n)		9,385	9,438
3.419% due 12/20/2028 ●		14,000	14,693
3.550% due 03/05/2024 ●		21,345	22,163
3.559% due 04/23/2027 ●		35,000	36,992
3.974% due 02/07/2030 ●		17,000	18,690
4.125% due 01/22/2024 (n)		50,000	53,810
Bank of Ireland 7.375% due 06/18/2020 ●(j)(k)	EUR	49,359	57,199
Banque PSA Finance S.A. 5.750% due 04/04/2021		$200	208
Barclays Bank PLC
5.125% due 01/08/2020		5,500	5,502
7.625% due 11/21/2022 (k)		347,720	390,999
Barclays PLC
1.500% due 09/03/2023	EUR	300	351
3.125% due 01/17/2024	GBP	77,200	107,495
3.250% due 02/12/2027		52,900	74,778
3.250% due 01/17/2033		54,300	75,691
3.284% (US0003M + 1.380%) due 05/16/2024 ~		$79,200	80,145
3.340% (US0003M + 1.430%) due 02/15/2023 ~		41,300	41,651
3.635% (US0003M + 1.625%) due 01/10/2023 ~		22,000	22,288
3.650% due 03/16/2025		1,600	1,671
3.684% due 01/10/2023		15,100	15,485
3.932% due 05/07/2025 ●		141,400	148,621
4.337% due 01/10/2028		12,400	13,303
4.338% due 05/16/2024 ●(n)		115,170	121,417
4.375% due 01/12/2026		58,600	63,484
4.610% due 02/15/2023 ●		41,300	43,140
4.972% due 05/16/2029 ●		54,150	61,031
5.875% due 09/15/2024 ●(j)(k)	GBP	11,430	15,832
7.125% due 06/15/2025 ●(j)(k)		66,834	100,258
7.250% due 03/15/2023 ●(j)(k)		102,454	148,310
7.750% due 09/15/2023 ●(j)(k)		$158,616	173,401
7.875% due 09/15/2022 ●(j)(k)	GBP	167,211	246,267
8.000% due 12/15/2020 ●(j)(k)	EUR	170,014	203,816
8.000% due 06/15/2024 ●(j)(k)		$88,600	99,185
BGC Partners, Inc.
3.750% due 10/01/2024		14,898	14,873
5.125% due 05/27/2021		13,500	13,944
5.375% due 07/24/2023		7,136	7,632
BNP Paribas S.A.
4.400% due 08/14/2028		10,800	11,996
7.625% due 03/30/2021 ●(j)(k)		19,400	20,474
BOC Aviation Ltd.
2.952% (US0003M + 1.050%) due 05/02/2021 ~		30,660	30,801

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

3.000% due 03/30/2020		1,935	1,937
3.072% (US0003M + 1.125%) due 09/26/2023 ~		12,100	12,179
3.500% due 01/31/2023		9,100	9,296
4.375% due 05/02/2023		3,610	3,800
Brighthouse Financial, Inc. 3.700% due 06/22/2027		7,838	7,818
Brixmor Operating Partnership LP 2.959% (US0003M + 1.050%) due 02/01/2022 ~		27,642	27,634
Brookfield Finance, Inc.
3.900% due 01/25/2028		4,366	4,697
4.700% due 09/20/2047		27,074	31,094
Cantor Fitzgerald LP 4.875% due 05/01/2024		6,070	6,473
Capital One Financial Corp. 3.450% due 04/30/2021		31,981	32,563
CBL & Associates LP
4.600% due 10/15/2024		1,257	814
5.250% due 12/01/2023		3,500	2,460
5.950% due 12/15/2026		25,121	15,131
CIT Group, Inc.
4.125% due 03/09/2021		13,418	13,695
5.000% due 08/15/2022		8,248	8,763
Citigroup, Inc.
2.886% (US0003M + 0.950%) due 07/24/2023 ~		70	71
3.200% due 10/21/2026		22,000	22,822
3.337% (US0003M + 1.430%) due 09/01/2023 ~		2,200	2,248
3.520% due 10/27/2028 ●		9,000	9,472
3.668% due 07/24/2028 ●		10,000	10,657
3.980% due 03/20/2030 ●(n)		10,000	10,940
Columbia Property Trust Operating Partnership LP 3.650% due 08/15/2026		3,100	3,177
Cooperatieve Rabobank UA
5.500% due 06/29/2020 ●(j)(k)	EUR	34,027	39,122
6.625% due 06/29/2021 ●(j)(k)		39,200	47,829
Corp. Andina de Fomento 3.950% due 10/15/2021 (i)	MXN	63,862	3,335
Credit Agricole S.A.
3.750% due 04/24/2023		$17,350	18,149
7.875% due 01/23/2024 ●(j)(k)		300	343
Credit Suisse AG
5.750% due 09/18/2025 ●(k)	EUR	1,781	2,078
6.500% due 08/08/2023 (k)		$52,792	58,991
Credit Suisse Group AG
2.593% due 09/11/2025 ●		61,250	61,462
3.127% (US0003M + 1.240%) due 06/12/2024 ~		21,150	21,414
3.574% due 01/09/2023		15,000	15,411
4.207% due 06/12/2024 ●		26,500	28,028
4.282% due 01/09/2028		13,450	14,630
6.250% due 12/18/2024 ●(j)(k)		5,000	5,454
7.250% due 09/12/2025 ●(j)(k)		8,640	9,652
7.500% due 07/17/2023 ●(j)(k)		48,700	53,330
7.500% due 12/11/2023 ●(j)(k)		49,406	55,672
Credit Suisse Group Funding Guernsey Ltd.
3.450% due 04/16/2021		20,000	20,343
3.750% due 03/26/2025		250	265
3.800% due 09/15/2022		8,250	8,588
3.800% due 06/09/2023		7,850	8,218
4.550% due 04/17/2026		26,150	29,026
Crown Castle International Corp. 2.250% due 09/01/2021		3,595	3,605
CTR Partnership LP 5.250% due 06/01/2025		11,242	11,724
Deutsche Bank AG
0.105% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	47,100	52,719
0.257% (EUR003M + 0.650%) due 09/10/2021 ~		13,600	15,120
1.875% due 02/28/2020	GBP	9,800	12,985
1.875% due 02/14/2022	EUR	100	115
2.700% due 07/13/2020		$28,956	28,979
2.971% (US0003M + 0.970%) due 07/13/2020 ~		31,378	31,407
3.150% due 01/22/2021		2,400	2,411
3.192% (US0003M + 1.290%) due 02/04/2021 ~		50,600	50,692
3.300% due 11/16/2022		13,700	13,843
3.375% due 05/12/2021		19,696	19,853
3.700% due 05/30/2024		19,987	20,283
3.950% due 02/27/2023		59,270	60,786
3.961% due 11/26/2025 ●(n)		276,300	282,376
4.100% due 01/13/2026		8,728	8,853
4.250% due 02/04/2021		70,900	72,038
4.250% due 10/14/2021		473,104	486,576
5.000% due 02/14/2022		127,065	132,717
Digital Realty Trust LP
3.600% due 07/01/2029		31,831	33,127
4.450% due 07/15/2028		20,685	22,898
Discover Bank 3.350% due 02/06/2023		8,800	9,083

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

Emerald Bay S.A. 0.000% due 10/08/2020 (g)	EUR	79,281	87,039
EPR Properties
4.750% due 12/15/2026		$2,437	2,663
4.950% due 04/15/2028		3,944	4,308
Equinix, Inc.
2.875% due 03/15/2024	EUR	27,225	31,576
2.875% due 02/01/2026		45,409	52,942
Erste Group Bank AG 8.875% due 10/15/2021 ●(j)(k)		200	257
ESH Hospitality, Inc. 4.625% due 10/01/2027		$10,932	11,089
Eurobank Ergasias S.A. 2.750% due 11/02/2050	EUR	8,926	10,234
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		$9,903	10,787
FCE Bank PLC
0.097% due 08/26/2020 ●	EUR	7,300	8,178
0.869% due 09/13/2021		18,500	20,857
1.114% due 05/13/2020		1,140	1,284
1.660% due 02/11/2021		4,808	5,481
1.875% due 06/24/2021		17,172	19,687
FFC Senior Note Lease-Backed Pass-Through Trust 5.141% due 07/10/2053 «		$49,516	52,685
Ford Motor Credit Co. LLC
0.000% due 12/01/2021 ●	EUR	19,700	21,704
0.032% due 05/14/2021 ●		19,550	21,794
2.343% due 11/02/2020		$4,000	3,993
2.425% due 06/12/2020		1,048	1,047
2.459% due 03/27/2020		2,060	2,061
2.681% due 01/09/2020		6,955	6,956
3.157% due 08/04/2020		10,402	10,444
3.550% due 10/07/2022		85,800	87,077
5.875% due 08/02/2021		1,600	1,675
8.125% due 01/15/2020		6,685	6,698
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		80,210	84,895
6.750% due 03/15/2022		109,870	114,735
GE Capital European Funding Unlimited Co.
0.000% due 01/21/2020 ●	EUR	3,550	3,982
0.000% due 05/17/2021 ●		6,181	6,928
0.800% due 01/21/2022		8,600	9,778
2.250% due 07/20/2020		4,600	5,231
2.625% due 03/15/2023		3,400	4,096
GE Capital International Funding Co. Unlimited Co.
2.342% due 11/15/2020		$6,625	6,631
4.418% due 11/15/2035		31,460	33,554
GE Capital UK Funding Unlimited Co.
4.125% due 09/13/2023	GBP	200	287
5.875% due 11/04/2020		360	495
General Motors Financial Co., Inc.
0.151% due 03/26/2022 ●	EUR	10,900	12,176
2.650% due 04/13/2020		$53,900	53,970
3.200% due 07/13/2020		11,636	11,690
3.700% due 11/24/2020		1,550	1,569
GLP Capital LP
5.250% due 06/01/2025		6,145	6,760
5.300% due 01/15/2029		29,711	33,069
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		26,168	26,861
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		14,700	15,804
Hazine Mustesarligi Varlik Kiralama A/S 5.800% due 02/21/2022		236,900	244,759
Host Hotels & Resorts LP 4.000% due 06/15/2025		3,070	3,287
Howard Hughes Corp. 5.375% due 03/15/2025		34,900	36,470
HSBC Holdings PLC
2.504% (US0003M + 0.600%) due 05/18/2021 ~		64,100	64,170
2.537% (US0003M + 0.650%) due 09/11/2021 ~(n)		126,800	127,092
2.904% (US0003M + 1.000%) due 05/18/2024 ~		19,400	19,568
3.000% due 05/29/2030 ●	GBP	40,500	56,638
3.262% due 03/13/2023 ●		$19,470	19,915
3.267% (US0003M + 1.380%) due 09/12/2026 ~		50,300	50,970
3.400% due 03/08/2021		29,300	29,765
3.600% due 05/25/2023		8,890	9,274
3.950% due 05/18/2024 ●		1,700	1,788
3.973% due 05/22/2030 ●		73,300	78,995
4.041% due 03/13/2028 ●		17,580	18,803
4.125% (US0003M + 2.240%) due 03/08/2021 ~		9,744	9,961
4.292% due 09/12/2026 ●		56,800	61,407
4.300% due 03/08/2026		78,900	85,909
4.583% due 06/19/2029 ●		73,000	81,589
4.750% due 07/04/2029 ●(j)(k)	EUR	51,337	65,016
5.875% due 09/28/2026 ●(j)(k)	GBP	80,500	117,546

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

6.000% due 09/29/2023 ●(j)(k)	EUR	21,900	28,407
6.500% due 03/23/2028 ●(j)(k)		$93,240	102,648
Hudson Pacific Properties LP
3.950% due 11/01/2027		5,427	5,682
4.650% due 04/01/2029		15,000	16,505
Hunt Cos., Inc. 6.250% due 02/15/2026		4,594	4,547
ICICI Bank Ltd. 3.500% due 03/18/2020		7,750	7,766
ING Groep NV
2.909% (US0003M + 1.000%) due 10/02/2023 ~		33,500	33,824
4.100% due 10/02/2023		57,300	60,954
5.750% due 11/16/2026 ●(j)(k)		42,700	44,990
International Lease Finance Corp.
8.250% due 12/15/2020		51,881	54,856
8.625% due 01/15/2022		4,475	5,035
iStar, Inc. 5.250% due 09/15/2022		3,212	3,305
JPMorgan Chase & Co.
2.509% (US0003M + 0.610%) due 06/18/2022 ~		9,327	9,366
3.166% (US0003M + 1.230%) due 10/24/2023 ~		1,890	1,923
3.702% due 05/06/2030 ●		35,000	37,685
JPMorgan Chase Bank N.A.
2.276% (US0003M + 0.340%) due 04/26/2021 ~(n)		96,900	96,957
3.086% due 04/26/2021 ●(n)		70,410	70,652
Kennedy Wilson Europe Real Estate Ltd. 3.250% due 11/12/2025	EUR	2,800	3,314
Kennedy-Wilson, Inc. 5.875% due 04/01/2024		$12,160	12,494
Kookmin Bank 2.250% due 02/03/2021		36,400	36,465
KSA Sukuk Ltd. 2.894% due 04/20/2022		120,600	122,695
Life Storage LP 3.875% due 12/15/2027		2,792	2,944
Lloyds Banking Group PLC
2.250% due 10/16/2024	GBP	1,550	2,116
2.728% (US0003M + 0.800%) due 06/21/2021 ~(n)		$100,000	100,575
2.907% due 11/07/2023 ●		8,900	9,033
3.574% due 11/07/2028 ●		43,950	45,896
4.050% due 08/16/2023		54,600	57,891
4.375% due 03/22/2028		20,320	22,399
4.450% due 05/08/2025		1,300	1,420
4.550% due 08/16/2028		29,400	32,924
5.125% due 12/27/2024 ●(j)(k)	GBP	14,600	20,101
6.375% due 06/27/2020 ●(j)(k)	EUR	5,932	6,828
7.500% due 06/27/2024 ●(j)(k)		$10,814	11,969
7.500% due 09/27/2025 ●(j)(k)		124,252	139,424
7.625% due 06/27/2023 ●(j)(k)	GBP	390,997	582,221
7.875% due 06/27/2029 ●(j)(k)		116,142	194,612
LoanCore Capital Markets LLC 6.875% due 06/01/2020		$4,755	4,758
Logicor Financing SARL 3.250% due 11/13/2028	EUR	4,639	5,834
Marsh & McLennan Cos., Inc. 4.375% due 03/15/2029		$6,000	6,837
Mitsubishi UFJ Lease & Finance Co. Ltd. 3.406% due 02/28/2022		300	307
MMcapS Funding Ltd.
2.237% (US0003M + 0.290%) due 12/26/2039 ~		24,353	22,133
2.447% (US0003M + 0.500%) due 12/26/2039 ~		10,100	7,802
National Bank of Greece S.A. 2.750% due 10/19/2020	EUR	7,500	8,591
Nationwide Building Society
3.622% due 04/26/2023 ●		$42,110	43,317
3.766% due 03/08/2024 ●		82,123	85,016
3.960% due 07/18/2030 ●		57,892	62,182
4.302% due 03/08/2029 ●		79,100	86,240
4.363% due 08/01/2024 ●		1,285	1,363
Natwest Markets PLC
0.003% (EUR003M + 0.400%) due 03/02/2020 ~	EUR	44,763	50,228
0.625% due 03/02/2022		76,178	86,412
1.125% due 06/14/2023		17,600	20,273
NatWest Markets PLC 3.625% due 09/29/2022 (n)		$142,500	147,601
Navient Corp.
5.000% due 10/26/2020		11,304	11,483
5.875% due 03/25/2021		34,992	36,225
6.500% due 06/15/2022		92,429	100,401
6.625% due 07/26/2021		23,537	24,943
7.250% due 01/25/2022		34,020	37,021
8.000% due 03/25/2020		13,641	13,805
Newmark Group, Inc. 6.125% due 11/15/2023		17,600	19,408
NTT Finance Corp. 1.900% due 07/21/2021		1,620	1,616

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

Omega Healthcare Investors, Inc. 3.625% due 10/01/2029		17,066	17,083
Ontario Teachers’ Cadillac Fairview Properties Trust 3.125% due 03/20/2022		16,860	17,199
Oppenheimer Holdings, Inc. 6.750% due 07/01/2022		4,719	4,884
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		25,653	26,033
4.500% due 03/15/2023		27,952	29,347
5.250% due 08/15/2022		68,400	73,066
5.500% due 02/15/2024		11,114	12,216
Physicians Realty LP 3.950% due 01/15/2028		4,984	5,217
Preferred Term Securities Combination Trust 0.000% due 09/26/2034 ~		6,000	1,422
Preferred Term Securities Ltd.
2.194% (US0003M + 0.300%) due 03/22/2037 ~		87,265	76,797
2.194% (US0003M + 0.300%) due 09/22/2037 ~		104	93
2.194% (US0003M + 0.300%) due 12/22/2037 ~		13,504	11,883
2.204% (US0003M + 0.310%) due 12/22/2036 ~		103,001	96,826
2.234% (US0003M + 0.340%) due 09/22/2036 ~		22,796	21,343
2.244% (US0003M + 0.350%) due 06/22/2037 ~		51,794	38,069
2.264% (US0003M + 0.370%) due 09/22/2037 ~		42,865	33,970
2.274% (US0003M + 0.380%) due 09/23/2035 ~		396	384
2.274% (US0003M + 0.380%) due 12/22/2036 ~		3,564	2,711
2.274% (US0003M + 0.380%) due 03/22/2037 ~		46,862	34,912
2.284% (US0003M + 0.390%) due 12/22/2036 ~		3,131	2,630
2.294% (US0003M + 0.400%) due 06/23/2035 ~		26,311	24,207
2.294% (US0003M + 0.400%) due 09/22/2036 ~		30,003	24,977
2.294% (US0003M + 0.400%) due 12/22/2037 ~		2,161	1,723
2.294% (US0003M + 0.400%) due 03/22/2038 ~		106,943	93,808
2.324% (US0003M + 0.430%) due 12/22/2035 ~		30,520	25,484
2.344% (US0003M + 0.450%) due 03/22/2038 ~		7,166	5,608
2.374% (US0003M + 0.480%) due 09/23/2035 ~		15,143	13,137
2.394% (US0003M + 0.500%) due 03/23/2035 ~		17,338	16,126
2.394% (US0003M + 0.500%) due 06/23/2035 ~		10,965	8,635
2.474% (US0003M + 0.580%) due 03/23/2035 ~		14,250	12,504
2.483% (US0003M + 0.580%) due 09/26/2034 ~		7,500	7,013
2.494% (US0003M + 0.600%) due 03/22/2038 ~		17,979	15,193
2.514% (US0003M + 0.620%) due 12/22/2036 ~		33,296	25,322
2.644% (US0003M + 0.750%) due 09/23/2035 ~		20,811	16,596
2.780% (US0003M + 0.880%) due 12/24/2033 ~		5,000	4,513
2.788% (US0003M + 0.860%) due 07/03/2033 ~		4,529	4,348
2.794% (US0003M + 0.900%) due 03/22/2038 ~		44,852	43,506
2.828% (US0003M + 0.900%) due 01/03/2033 ~		16,159	15,879
QNB Finance Ltd.
3.351% (US0003M + 1.450%) due 08/11/2021 ~		31,600	31,916
3.573% (US0003M + 1.570%) due 07/18/2021 ~		25,000	25,251
Reckson Operating Partnership LP 7.750% due 03/15/2020		21,995	22,239
Regional Diversified Funding Ltd. 2.270% (US0003M + 0.330%) due 01/25/2036 ~		431	428
Royal Bank of Scotland Group PLC
2.000% due 03/08/2023 ●	EUR	13,604	15,828
2.000% due 03/04/2025 ●		18,700	22,189
2.500% due 03/22/2023		50,838	60,970
3.380% (US0003M + 1.470%) due 05/15/2023 ~		$79,246	80,154
3.497% (US0003M + 1.550%) due 06/25/2024 ~		2,800	2,844
3.498% due 05/15/2023 ●		70,270	71,987
3.875% due 09/12/2023		30,500	31,962
4.269% due 03/22/2025 ●		124,100	131,820
4.445% due 05/08/2030 ●(n)		162,800	179,793
4.519% due 06/25/2024 ●		16,100	17,101
4.800% due 04/05/2026		89,400	99,317
4.892% due 05/18/2029 ●		13,000	14,699
5.076% due 01/27/2030 ●		177,353	203,913
7.500% due 08/10/2020 ●(j)(k)		150,689	154,254
7.648% due 09/30/2031 ●(j)		100	144
8.000% due 08/10/2025 ●(j)(k)		82,521	95,149
8.625% due 08/15/2021 ●(j)(k)		225,539	244,276
Sabra Health Care LP 4.800% due 06/01/2024		5,990	6,386
Santander Holdings USA, Inc.
3.244% due 10/05/2026		20,553	20,787
3.400% due 01/18/2023		10,812	11,086
3.500% due 06/07/2024		22,065	22,697
4.400% due 07/13/2027		9,079	9,801
4.500% due 07/17/2025		134,600	145,271
Santander UK Group Holdings PLC
0.381% (EUR003M + 0.780%) due 05/18/2023 ~	EUR	1,200	1,352
0.451% (EUR003M + 0.850%) due 03/27/2024 ~		9,534	10,738
1.125% due 09/08/2023		6,405	7,400
2.875% due 10/16/2020		$4,350	4,375
2.875% due 08/05/2021		40,200	40,623
2.920% due 05/08/2026 ●	GBP	19,195	26,568
3.373% due 01/05/2024 ●		$2,084	2,135

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

3.571% due 01/10/2023		6,200	6,348
3.823% due 11/03/2028 ●		31,580	33,301
4.796% due 11/15/2024 ●		151,400	163,465
6.750% due 06/24/2024 ●(j)(k)	GBP	39,464	57,684
7.375% due 06/24/2022 ●(j)(k)		124,393	179,992
Santander UK PLC 3.400% due 06/01/2021		$29,900	30,523
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		83,400	87,462
6.125% due 02/07/2022		228,585	244,874
Service Properties Trust 5.000% due 08/15/2022		6,895	7,253
SL Green Operating Partnership LP 3.250% due 10/15/2022		6,930	7,100
SL Green Realty Corp. 4.500% due 12/01/2022		31,500	33,204
SLM Student Loan Trust
0.155% (EUR003M + 0.550%) due 12/15/2033 ~	EUR	1,118	1,196
1.329% (BP0003M + 0.550%) due 12/15/2039 ~	GBP	14,107	17,663
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022		$1,013	1,031
4.125% due 07/15/2023		24,900	26,200
Societe Generale S.A.
6.750% due 04/06/2028 ●(j)(k)		14,187	15,672
7.375% due 10/04/2023 ●(j)(k)		78,400	85,708
Society of Lloyd’s 4.750% due 10/30/2024	GBP	2,100	3,102
Springleaf Finance Corp.
5.375% due 11/15/2029		$4,991	5,219
5.625% due 03/15/2023		252,850	273,078
6.125% due 05/15/2022		240,631	258,979
6.125% due 03/15/2024		26,502	29,086
6.875% due 03/15/2025		18,542	21,138
7.750% due 10/01/2021		12,500	13,601
8.250% due 12/15/2020		271,506	285,489
Standard Chartered PLC
3.116% (US0003M + 1.150%) due 01/20/2023 ~		23,830	23,994
4.247% due 01/20/2023 ●		44,130	45,736
Starwood Property Trust, Inc.
4.750% due 03/15/2025		7,871	8,327
5.000% due 12/15/2021		5,750	5,979
STORE Capital Corp.
4.500% due 03/15/2028		4,230	4,627
4.625% due 03/15/2029		1,903	2,111
Sunac China Holdings Ltd. 8.350% due 04/19/2023		9,800	10,448
Synchrony Financial
4.500% due 07/23/2025		545	588
5.150% due 03/19/2029		2,600	2,957
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	5,068	8,535
5.661% due 10/13/2041		564	974
5.744% due 04/13/2040		4,589	7,912
5.801% due 10/13/2040		25,244	43,928
6.052% due 10/13/2039		30,989	53,810
7.623% due 07/13/2039		3,969	7,676
Toll Road Investors Partnership LP 0.000% due 02/15/2045 (g)		$24,751	6,478
TP ICAP PLC 5.250% due 01/26/2024	GBP	3,475	5,062
Trafford Centre Finance Ltd. 1.529% (BP0003M + 0.725%) due 07/28/2038 ~		6,550	8,134
U.S. Capital Funding Ltd.
2.290% due 07/10/2043 ●		$58,699	51,588
2.789% (US0003M + 0.880%) due 05/01/2034 ~		8,564	8,147
UBS AG
4.750% due 02/12/2026 ●(k)	EUR	1,900	2,240
5.125% due 05/15/2024 (k)		$62,650	67,662
7.625% due 08/17/2022 (k)		85,315	96,210
UBS Group AG
3.000% due 04/15/2021		27,400	27,766
3.130% due 05/23/2023 ●		19,000	19,274
3.491% due 05/23/2023		38,000	39,106
4.125% due 09/24/2025 (n)		111,840	121,648
4.125% due 04/15/2026		13,900	15,114
4.253% due 03/23/2028		22,500	24,597
5.750% due 02/19/2022 ●(j)(k)	EUR	5,000	6,128
7.000% due 02/19/2025 ●(j)(k)		$8,500	9,743
UDR, Inc. 3.500% due 01/15/2028		4,500	4,727
UniCredit SpA 7.830% due 12/04/2023		593,520	692,544
Unique Pub Finance Co. PLC 5.659% due 06/30/2027	GBP	12,339	18,812
VICI Properties LLC 8.000% due 10/15/2023		$68,798	74,760

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

Volkswagen Bank GmbH
0.025% due 06/15/2021 ●	EUR	12,200	13,692
0.625% due 09/08/2021		34,500	39,119
Volkswagen Leasing GmbH 0.025% due 07/06/2021 ●		16,700	18,748
Voyager Aviation Holdings LLC 8.500% due 08/15/2021		$33,294	34,207
Wells Fargo & Co.
2.625% due 07/22/2022		16,933	17,183
2.833% (US0003M + 0.880%) due 07/22/2020 ~		25	25
3.157% (US0003M + 1.230%) due 10/31/2023 ~		856	872
3.584% due 05/22/2028 ●		12,000	12,753
Wells Fargo Bank N.A.
2.434% (US0003M + 0.500%) due 07/23/2021 ~(n)		42,900	42,965
3.325% due 07/23/2021 ●		38,550	38,856
Welltower, Inc.
4.250% due 04/01/2026		8,800	9,581
4.250% due 04/15/2028		4,018	4,405
WP Carey, Inc. 3.850% due 07/15/2029		2,884	3,045
WPC Eurobond BV
2.125% due 04/15/2027	EUR	19,200	22,808
2.250% due 04/09/2026		19,300	23,262
			16,791,559
INDUSTRIALS 5.4%
AA Bond Co. Ltd. 2.875% due 07/31/2043	GBP	17,600	23,179
AbbVie, Inc.
3.375% due 11/14/2021		$29,428	30,193
4.450% due 05/14/2046		8,000	8,558
4.875% due 11/14/2048		7,000	8,029
Alimentation Couche-Tard, Inc. 4.500% due 07/26/2047		2,000	2,142
Altice Financing S.A.
5.250% due 02/15/2023	EUR	40,390	46,444
6.625% due 02/15/2023		$53,205	54,247
7.500% due 05/15/2026		10,300	11,092
Altice France S.A.
5.500% due 01/15/2028		24,400	25,117
5.875% due 02/01/2027	EUR	11,300	14,307
7.375% due 05/01/2026		$154,164	165,802
8.125% due 02/01/2027		29,200	32,941
American Airlines Pass-Through Trust
3.000% due 04/15/2030		21,797	22,272
3.200% due 12/15/2029		8,460	8,720
3.350% due 04/15/2031		7,801	7,968
3.375% due 11/01/2028		5,443	5,656
3.600% due 03/22/2029		234	247
3.650% due 12/15/2029		4,273	4,477
3.650% due 08/15/2030		12,267	12,960
4.000% due 01/15/2027		1,922	2,015
5.250% due 07/31/2022		901	927
Anheuser-Busch InBev Worldwide, Inc.
4.375% due 04/15/2038		5,000	5,612
4.439% due 10/06/2048		6,900	7,745
Anthem, Inc. 3.650% due 12/01/2027		6,400	6,775
Aptiv PLC 5.400% due 03/15/2049		1,400	1,588
Arrow Electronics, Inc. 3.500% due 04/01/2022		3,793	3,884
Autodesk, Inc. 3.600% due 12/15/2022		2,380	2,462
AutoNation, Inc. 3.350% due 01/15/2021		1,900	1,920
Avon International Capital PLC 6.500% due 08/15/2022		5,004	5,206
B.C. Unlimited Liability Co.
4.250% due 05/15/2024		32,509	33,390
4.375% due 01/15/2028		14,586	14,649
Bacardi Ltd.
4.450% due 05/15/2025		18,100	19,516
4.500% due 01/15/2021		900	919
4.700% due 05/15/2028		22,300	24,299
Baidu, Inc. 3.875% due 09/29/2023		10,700	11,164
Baker Hughes a GE Co. LLC 3.337% due 12/15/2027		5,400	5,635
BAT Capital Corp.
2.764% due 08/15/2022		6,600	6,696
3.557% due 08/15/2027		24,000	24,496
Bausch Health Cos., Inc.
5.000% due 01/30/2028		9,436	9,709
5.250% due 01/30/2030		9,470	9,844

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

6.500% due 03/15/2022		26,770	27,406
Bayer U.S. Finance LLC
2.577% (US0003M + 0.630%) due 06/25/2021 ~		14,100	14,148
2.750% due 07/15/2021		10,819	10,884
3.500% due 06/25/2021		3,400	3,462
BCPE Cycle Merger Sub, Inc. 10.625% due 07/15/2027		15,352	15,780
Bombardier, Inc.
6.125% due 01/15/2023		2,888	2,968
7.500% due 03/15/2025		2,471	2,554
7.875% due 04/15/2027		41,800	43,107
Broadcom Corp.
2.375% due 01/15/2020		7,400	7,400
3.000% due 01/15/2022		58,470	59,330
3.500% due 01/15/2028		2,800	2,819
3.625% due 01/15/2024		7,097	7,355
3.875% due 01/15/2027		85,015	88,293
Broadcom, Inc.
4.250% due 04/15/2026		10,000	10,633
4.750% due 04/15/2029		12,000	13,133
Camelot Finance S.A. 4.500% due 11/01/2026		1,632	1,680
Campbell Soup Co.
2.394% (US0003M + 0.500%) due 03/16/2020 ~		22,860	22,868
2.524% (US0003M + 0.630%) due 03/15/2021 ~		13,782	13,814
Canadian Pacific Railway Co. 4.500% due 01/15/2022		1,000	1,048
CCO Holdings LLC 4.750% due 03/01/2030		37,454	38,273
Centene Corp.
4.250% due 12/15/2027		21,110	21,756
4.625% due 12/15/2029		40,278	42,521
4.750% due 01/15/2025		37,413	38,940
Charter Communications Operating LLC
3.559% (US0003M + 1.650%) due 02/01/2024 ~		119,732	123,242
3.579% due 07/23/2020		27,518	27,696
4.464% due 07/23/2022		38,737	40,713
4.800% due 03/01/2050		34,328	36,134
4.908% due 07/23/2025		20,595	22,687
China Merchants Finance Co. Ltd. 3.500% due 08/03/2020		4,850	4,879
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024		43,190	47,923
Co-operative Group Holdings Ltd. 6.875% due 07/08/2020 þ	GBP	504	686
Coca-Cola European Partners PLC 4.500% due 09/01/2021		$4,520	4,654
Community Health Systems, Inc.
5.125% due 08/01/2021		162,477	162,843
6.250% due 03/31/2023		477,474	485,830
8.000% due 03/15/2026		100,482	103,685
8.625% due 01/15/2024		170,453	181,105
Conagra Brands, Inc. 2.703% (US0003M + 0.750%) due 10/22/2020 ~		9,000	9,001
Connect Finco SARL 6.750% due 10/01/2026		12,136	12,940
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 «(c)		5,025	2,089
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026		1,329	1,404
5.500% due 04/29/2022		683	695
7.707% due 10/02/2022		534	547
Continental Resources, Inc. 5.000% due 09/15/2022		3,078	3,100
Corning, Inc. 5.450% due 11/15/2079		11,846	12,994
CSC Holdings LLC 6.500% due 02/01/2029		10,600	11,839
CVS Pass-Through Trust
4.163% due 08/11/2036		6,172	6,316
5.773% due 01/10/2033		5,150	5,805
5.880% due 01/10/2028		1,166	1,286
7.507% due 01/10/2032		4,617	5,707
D.R. Horton, Inc. 4.375% due 09/15/2022		755	791
DAE Funding LLC
4.000% due 08/01/2020		23,943	24,162
4.500% due 08/01/2022		11,114	11,308
5.000% due 08/01/2024		29,900	31,468
5.250% due 11/15/2021		62,189	64,661
5.750% due 11/15/2023		58,344	61,358
Daimler Finance North America LLC
2.000% due 07/06/2021		2,600	2,595
2.550% due 08/15/2022		37,650	37,928
3.400% due 02/22/2022		10,000	10,246

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

Danone S.A.
2.077% due 11/02/2021		6,506	6,513
3.000% due 06/15/2022		4,000	4,089
Dell International LLC
4.420% due 06/15/2021		15,711	16,169
5.450% due 06/15/2023		14,400	15,619
6.020% due 06/15/2026		1,300	1,496
Delta Air Lines, Inc.
2.600% due 12/04/2020		14,375	14,420
3.400% due 04/19/2021		7,130	7,230
3.625% due 03/15/2022		23,912	24,491
Deutsche Telekom International Finance BV
1.950% due 09/19/2021		5,590	5,590
2.820% due 01/19/2022		8,655	8,784
4.375% due 06/21/2028		4,800	5,358
Diamond Resorts International, Inc.
7.750% due 09/01/2023		126,081	129,996
10.750% due 09/01/2024 (n)		2,700	2,836
Discovery Communications LLC
2.800% due 06/15/2020		1,342	1,346
4.375% due 06/15/2021		2,220	2,293
DISH DBS Corp.
5.125% due 05/01/2020		41,349	41,657
6.750% due 06/01/2021		3,475	3,660
Dominion Energy Gas Holdings LLC 2.494% (US0003M + 0.600%) due 06/15/2021 ~		31,000	31,130
DP World PLC
2.375% due 09/25/2026	EUR	10,150	12,269
4.250% due 09/25/2030	GBP	7,275	10,752
Eagle Holding Co. LLC (7.750% Cash or 8.500% PIK) 7.750% due 05/15/2022 (c)		$3,467	3,527
eBay, Inc.
2.150% due 06/05/2020		2,190	2,192
2.600% due 07/15/2022		1,009	1,015
3.800% due 03/09/2022		96	99
EI Group PLC
6.875% due 02/15/2021	GBP	5,000	6,719
6.875% due 05/09/2025		15,750	21,205
EMC Corp. 2.650% due 06/01/2020		$42,548	42,609
Energy Transfer Operating LP 4.150% due 10/01/2020		1,300	1,314
Energy Transfer Partners LP 5.750% due 09/01/2020		3,637	3,689
Eni SpA 4.250% due 05/09/2029		3,000	3,293
EQT Corp. 2.679% (US0003M + 0.770%) due 10/01/2020 ~		10,141	10,114
Equifax, Inc.
2.780% (US0003M + 0.870%) due 08/15/2021 ~		15,786	15,848
3.600% due 08/15/2021		5,544	5,672
Exela Intermediate LLC 10.000% due 07/15/2023		16,771	6,750
F-Brasile SpA 7.375% due 08/15/2026		10,000	10,600
Fair Isaac Corp. 4.000% due 06/15/2028		2,141	2,162
Flex Ltd. 4.875% due 06/15/2029		12,865	13,984
Florida Gas Transmission Co. LLC 5.450% due 07/15/2020		2,700	2,746
Fresenius Medical Care U.S. Finance, Inc. 4.125% due 10/15/2020		2,042	2,062
Fresenius U.S. Finance, Inc. 4.250% due 02/01/2021		1,700	1,735
G4S International Finance PLC 1.500% due 01/09/2023	EUR	4,300	4,929
General Electric Co.
0.000% due 05/28/2020 ●		9,870	11,065
0.375% due 05/17/2022		12,850	14,436
1.250% due 05/26/2023		2,461	2,835
3.100% due 01/09/2023		$1,498	1,531
3.150% due 09/07/2022		830	848
4.125% due 10/09/2042		633	652
4.375% due 09/16/2020		132	134
5.500% due 06/07/2021	GBP	1,100	1,541
5.550% due 05/04/2020		$5,100	5,155
5.550% due 01/05/2026		44,831	51,461
5.875% due 01/14/2038		1,656	2,006
6.150% due 08/07/2037		3,390	4,203
6.875% due 01/10/2039		3,070	4,090
Global Payments, Inc. 2.650% due 02/15/2025		7,660	7,696
Greene King Finance PLC
1.748% (BP0003M + 0.950%) due 06/15/2031 ~	GBP	4,665	6,011
5.106% due 03/15/2034		1,407	2,218

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

5.702% due 12/15/2034		427	523
Harvest Operations Corp. 2.330% due 04/14/2021		$37,137	37,230
Heathrow Funding Ltd. 4.875% due 07/15/2023		1,600	1,667
Hilton Domestic Operating Co., Inc. 4.875% due 01/15/2030		2,307	2,449
Hyundai Capital America 2.699% due 09/18/2020 ●		30,120	30,187
iHeartCommunications, Inc.
6.375% due 05/01/2026		108,157	117,553
8.375% due 05/01/2027		163,855	181,363
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (c)	EUR	26,773	31,538
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (c)		15,160	18,047
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$30,798	32,734
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (c)		30,688	33,077
IHS Markit Ltd.
4.000% due 03/01/2026		1,377	1,455
5.000% due 11/01/2022		3,334	3,556
Imperial Brands Finance PLC
2.950% due 07/21/2020		3,600	3,610
3.750% due 07/21/2022		5,322	5,479
Indonesia Asahan Aluminium Persero PT
5.230% due 11/15/2021		18,100	19,005
5.710% due 11/15/2023		13,700	15,131
Intelsat Connect Finance S.A. 9.500% due 02/15/2023		27,560	19,353
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		56,817	48,927
8.000% due 02/15/2024		118,081	121,427
8.500% due 10/15/2024		70,372	64,244
9.750% due 07/15/2025		48,766	45,210
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 ^		35,664	28,255
8.125% due 06/01/2023		3,500	2,078
IQVIA, Inc.
2.875% due 09/15/2025	EUR	5,900	6,816
3.250% due 03/15/2025		10,400	11,928
Keurig Dr Pepper, Inc. 3.551% due 05/25/2021		$10,312	10,534
Kinder Morgan Energy Partners LP 5.400% due 09/01/2044		500	578
Komatsu Finance America, Inc.
2.118% due 09/11/2020		700	699
2.437% due 09/11/2022		1,787	1,795
Kraft Heinz Foods Co. 4.375% due 06/01/2046		11,900	11,717
Leland Stanford Junior University 3.647% due 05/01/2048 (n)		128,600	143,655
Level 3 Financing, Inc.
3.400% due 03/01/2027		4,500	4,540
3.875% due 11/15/2029		20,196	20,385
Mallinckrodt International Finance S.A. 5.500% due 04/15/2025		16	6
Masco Corp.
3.500% due 04/01/2021		770	781
5.950% due 03/15/2022		5,258	5,649
Mattel, Inc. 5.875% due 12/15/2027		5,259	5,551
McDonald’s Corp. 4.875% due 12/09/2045		17,000	20,463
Melco Resorts Finance Ltd. 5.375% due 12/04/2029		14,330	14,732
Microchip Technology, Inc. 3.922% due 06/01/2021		10,347	10,583
Micron Technology, Inc.
4.185% due 02/15/2027		14,070	15,063
4.663% due 02/15/2030		25,124	27,675
4.975% due 02/06/2026		2,000	2,220
5.327% due 02/06/2029		15,718	18,034
Mitchells & Butlers Finance PLC
2.344% (US0003M + 0.450%) due 12/15/2030 ~		59	55
6.013% due 12/15/2030	GBP	6,062	9,097
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021		$2,100	2,100
MPLX LP 5.500% due 02/15/2049		6,000	6,807
MSCI, Inc. 4.000% due 11/15/2029		6,136	6,232
NCL Corp. Ltd. 3.625% due 12/15/2024		3,442	3,498

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

NCR Corp. 5.750% due 09/01/2027		330	352
Netflix, Inc.
3.625% due 06/15/2030	EUR	33,974	39,300
3.875% due 11/15/2029		77,361	92,091
4.625% due 05/15/2029		46,000	57,680
4.875% due 06/15/2030		$27,600	28,082
5.375% due 11/15/2029		11,702	12,484
5.500% due 02/15/2022 (n)		7,786	8,263
Newcrest Finance Pty. Ltd. 4.450% due 11/15/2021		28,922	29,968
Newell Brands, Inc. 3.850% due 04/01/2023		2,200	2,286
Nielsen Co. Luxembourg SARL 5.500% due 10/01/2021		200	201
Noble Holding International Ltd. 7.875% due 02/01/2026		49,701	36,175
Norwegian Air Shuttle ASA Pass-Through Trust 4.875% due 11/10/2029		15,433	15,048
Novasep Holding S.A.S. (5.000% Cash and 3.000% PIK) 8.000% due 05/31/2022	EUR	367	385
NXP BV 4.300% due 06/18/2029		$23,200	25,102
Odebrecht Oil & Gas Finance Ltd.
0.000% due 01/30/2020 (g)(j)		1,150	12
0.000% due 01/31/2020 (g)(j)		4,485	45
ONEOK Partners LP 3.375% due 10/01/2022		4,875	5,016
Ortho-Clinical Diagnostics, Inc. 6.625% due 05/15/2022		45,465	45,294
Pacific Drilling SA 8.375% due 10/01/2023		60,618	55,465
Pan American Energy LLC 42.636% (BADLARPP) due 11/20/2020 «~	ARS	3,187,003	42,122
Par Pharmaceutical, Inc. 7.500% due 04/01/2027		$24,286	24,226
Pelabuhan Indonesia Persero PT 4.500% due 05/02/2023		14,400	15,232
Penske Truck Leasing Co. LP
3.200% due 07/15/2020		1,300	1,306
3.375% due 02/01/2022		3,034	3,098
4.875% due 07/11/2022		4,204	4,471
Performance Food Group, Inc. 5.500% due 10/15/2027		3,197	3,425
Pernod Ricard S.A. 4.450% due 01/15/2022		37,798	39,540
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(d)		105,630	8,714
5.500% due 04/12/2037 ^(d)		117,045	9,656
6.000% due 05/16/2024 ^(d)		87,600	7,227
6.000% due 11/15/2026 ^(d)		54,167	4,469
9.000% due 11/17/2021 ^(d)		4,000	330
9.750% due 05/17/2035 ^(d)		43,640	3,600
Petroleos Mexicanos
2.750% due 04/21/2027	EUR	7,700	8,299
5.350% due 02/12/2028		$9,010	8,991
6.490% due 01/23/2027		63,860	67,986
6.500% due 03/13/2027		37,720	40,155
6.750% due 09/21/2047		7,470	7,510
6.840% due 01/23/2030		47,930	51,194
7.690% due 01/23/2050		24,800	27,150
PetSmart, Inc. 5.875% due 06/01/2025		11,395	11,637
Philip Morris International, Inc. 2.500% due 11/02/2022		9,190	9,324
QGOG Constellation S.A. 9.000% due 11/09/2024 «		4,375	0
QVC, Inc.
4.375% due 03/15/2023		3,547	3,661
4.450% due 02/15/2025		16,556	17,127
4.850% due 04/01/2024		7,384	7,737
5.125% due 07/02/2022		5,124	5,391
Radiate Holdco LLC 6.875% due 02/15/2023		3,657	3,732
Reckitt Benckiser Treasury Services PLC 2.375% due 06/24/2022		9,405	9,473
Refinitiv U.S. Holdings, Inc. 4.500% due 05/15/2026	EUR	28,200	34,550
Reynolds American, Inc.
3.250% due 06/12/2020		$1,200	1,206
4.000% due 06/12/2022		5,073	5,280
6.875% due 05/01/2020		1,517	1,541
Reynolds Group Issuer, Inc. 5.750% due 10/15/2020		388	389
Russian Railways via RZD Capital PLC 7.487% due 03/25/2031	GBP	50,689	90,411

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		$12,448	12,796
5.625% due 04/15/2023		4,600	5,006
6.250% due 03/15/2022		28,356	30,463
Sands China Ltd.
4.600% due 08/08/2023		27,600	29,183
5.125% due 08/08/2025		31,200	34,328
5.400% due 08/08/2028		34,362	38,830
Scotts Miracle-Gro Co. 4.500% due 10/15/2029		2,480	2,541
Sealed Air Corp. 4.000% due 12/01/2027		3,421	3,472
Select Medical Corp. 6.250% due 08/15/2026		7,563	8,201
Sensata Technologies, Inc. 4.375% due 02/15/2030		5,740	5,866
Shire Acquisitions Investments Ireland DAC 2.400% due 09/23/2021		18,352	18,456
Silgan Holdings, Inc. 4.125% due 02/01/2028		3,999	4,010
Spanish Broadcasting System, Inc. 12.500% due 04/15/2049 ^		20,470	21,354
Spirit AeroSystems, Inc. 4.600% due 06/15/2028		2,800	2,951
Spirit Issuer PLC 3.492% (BP0003M + 2.700%) due 12/28/2031 ~	GBP	12,786	16,788
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		$12,101	12,224
4.738% due 09/20/2029		95,800	101,730
5.152% due 09/20/2029		98,830	108,006
Staples, Inc. 7.500% due 04/15/2026		2,541	2,641
Suntory Holdings Ltd. 2.550% due 06/28/2022		13,915	13,989
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		9,500	9,962
Syngenta Finance NV
3.698% due 04/24/2020		18,975	19,036
3.933% due 04/23/2021		12,200	12,408
4.441% due 04/24/2023		7,700	8,041
4.892% due 04/24/2025		7,400	7,920
5.182% due 04/24/2028		17,100	18,425
Tech Data Corp. 3.700% due 02/15/2022		2,498	2,553
Telefonica Emisiones S.A.
5.134% due 04/27/2020		2,150	2,170
5.462% due 02/16/2021		4,834	5,017
Telesat Canada
4.875% due 06/01/2027		6,239	6,364
6.500% due 10/15/2027		2,674	2,793
Tenet Healthcare Corp.
4.625% due 07/15/2024		9,036	9,269
4.625% due 09/01/2024		3,527	3,682
Teva Pharmaceutical Finance BV 3.650% due 11/10/2021		14,005	13,733
Teva Pharmaceutical Finance Co. BV 3.650% due 11/10/2021		8,171	8,016
Teva Pharmaceutical Finance LLC 2.250% due 03/18/2020		421	422
Teva Pharmaceutical Finance Netherlands BV
0.375% due 07/25/2020	EUR	71,500	80,090
1.250% due 03/31/2023		9,700	10,164
2.200% due 07/21/2021		$57,481	55,772
2.800% due 07/21/2023		11,394	10,592
3.250% due 04/15/2022	EUR	70,700	80,422
6.000% due 01/31/2025		21,400	25,445
7.125% due 01/31/2025		$700	721
Textron, Inc. 2.451% (US0003M + 0.550%) due 11/10/2020 ~		46,740	46,742
Time Warner Cable LLC 4.000% due 09/01/2021		5,630	5,761
Times Square Hotel Trust 8.528% due 08/01/2026		1,276	1,481
Topaz Solar Farms LLC
4.875% due 09/30/2039		11,412	11,853
5.750% due 09/30/2039		82,199	90,905
TransCanada PipeLines Ltd. 6.200% due 10/15/2037		2,616	3,413
TransDigm, Inc. 5.500% due 11/15/2027		11,894	12,050
Transocean, Inc.
7.250% due 11/01/2025		20,028	19,677
7.500% due 01/15/2026		15,644	15,485
Trident TPI Holdings, Inc. 9.250% due 08/01/2024		3,919	3,970

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

Triumph Group, Inc.
5.250% due 06/01/2022		5,893	5,880
6.250% due 09/15/2024		7,634	8,041
Trivium Packaging Finance BV
3.750% due 08/15/2026	EUR	500	596
5.500% due 08/15/2026		$5,000	5,278
8.500% due 08/15/2027		2,049	2,283
Twitter, Inc. 3.875% due 12/15/2027		4,904	4,914
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025		739	831
United Airlines Pass-Through Trust 4.000% due 10/11/2027		3,830	4,079
United Group BV
4.375% due 07/01/2022	EUR	8,860	10,163
4.875% due 07/01/2024		4,329	5,080
United Technologies Corp. 2.554% (US0003M + 0.650%) due 08/16/2021 ~		$10,885	10,886
Univision Communications, Inc.
5.125% due 05/15/2023		82,084	82,084
5.125% due 02/15/2025		104,268	103,356
Valaris PLC
5.750% due 10/01/2044		26,218	11,888
7.750% due 02/01/2026		4,216	2,392
Vale Overseas Ltd.
6.250% due 08/10/2026		37,881	44,535
6.875% due 11/21/2036		13,351	17,402
6.875% due 11/10/2039		8,268	10,797
Vale S.A. 3.750% due 01/10/2023	EUR	10,983	13,399
ViaSat, Inc.
5.625% due 09/15/2025		$17,993	18,570
5.625% due 04/15/2027		2,491	2,670
VMware, Inc.
2.300% due 08/21/2020		16,932	16,958
2.950% due 08/21/2022		18,536	18,895
3.900% due 08/21/2027		9,090	9,513
VOC Escrow Ltd. 5.000% due 02/15/2028		5,473	5,743
Vulcan Materials Co. 2.557% (US0003M + 0.650%) due 03/01/2021 ~		1,790	1,794
Walgreens Boots Alliance, Inc. 3.300% due 11/18/2021		2,680	2,731
Wesleyan University 4.781% due 07/01/2116		10,045	11,237
Western Digital Corp. 4.750% due 02/15/2026		50,980	53,242
Westinghouse Air Brake Technologies Corp. 3.194% (US0003M + 1.050%) due 09/15/2021 ~		17,920	17,923
Woodside Finance Ltd. 4.600% due 05/10/2021		1,290	1,321
Wyndham Destinations, Inc.
3.900% due 03/01/2023		15,684	15,870
4.250% due 03/01/2022		798	816
4.625% due 03/01/2030		7,940	7,975
5.400% due 04/01/2024		7,972	8,464
5.625% due 03/01/2021		1,000	1,035
5.750% due 04/01/2027		5,922	6,442
Wynn Macau Ltd. 5.125% due 12/15/2029		12,000	12,276
Yellowstone Energy LP 5.750% due 12/31/2026 «		4,479	4,772
YPF S.A. 50.817% (BADLARPP + 4.000%) due 09/24/2020 «~(a)	ARS	1,844,980	23,577
ZF North America Capital, Inc. 4.000% due 04/29/2020		$1,100	1,105
Zimmer Biomet Holdings, Inc.
2.653% (US0003M + 0.750%) due 03/19/2021 ~		940	940
3.150% due 04/01/2022		3,430	3,502
			7,284,279
UTILITIES 2.4%
AT&T, Inc.
2.657% (US0003M + 0.750%) due 06/01/2021 ~(n)		103,434	104,074
4.300% due 12/15/2042		7,800	8,350
4.800% due 06/15/2044		6,396	7,289
5.150% due 11/15/2046		5,000	5,980
Baltimore Gas & Electric Co. 2.800% due 08/15/2022		1,030	1,046
BG Energy Capital PLC 4.000% due 10/15/2021		1,200	1,240
CenturyLink, Inc.
5.125% due 12/15/2026		962	981
5.625% due 04/01/2020		4,100	4,130

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

China Shenhua Overseas Capital Co. Ltd. 3.125% due 01/20/2020		200	200
Chugoku Electric Power Co., Inc. 2.701% due 03/16/2020		2,000	2,001
CNOOC Finance Ltd. 4.250% due 01/26/2021		6,870	7,007
Duke Energy Corp. 2.409% (US0003M + 0.500%) due 05/14/2021 ~		8,512	8,545
Edison International
2.400% due 09/15/2022		29,669	29,593
2.950% due 03/15/2023		1,151	1,152
3.125% due 11/15/2022		14,588	14,819
3.550% due 11/15/2024		16,396	16,799
5.750% due 06/15/2027		13,819	15,523
Emera U.S. Finance LP 2.700% due 06/15/2021		1,506	1,520
Enable Midstream Partners LP 4.950% due 05/15/2028		4,342	4,397
Enel Finance International NV
2.875% due 05/25/2022		3,892	3,942
4.625% due 09/14/2025		20,380	22,234
Entergy Corp. 4.000% due 07/15/2022		15,750	16,439
Frontier Communications Corp. 8.000% due 04/01/2027		16,172	16,930
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		94,910	98,953
6.000% due 11/27/2023		258,580	289,098
Gazprom OAO Via Gaz Capital S.A.
4.250% due 04/06/2024	GBP	4,500	6,470
4.950% due 07/19/2022		$3,000	3,179
4.950% due 02/06/2028		15,900	17,763
5.999% due 01/23/2021		98,967	102,973
6.510% due 03/07/2022		46,640	50,707
7.288% due 08/16/2037		30,560	42,935
8.625% due 04/28/2034		141,090	212,242
ITC Holdings Corp. 2.700% due 11/15/2022		6,011	6,086
Majapahit Holding BV 7.750% due 01/20/2020		11,269	11,324
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		3,103	3,097
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(c)		10,958	6,003
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		1,784	1,757
Pacific Gas & Electric Co.
2.450% due 08/15/2022 ^(d)		44,109	44,205
2.950% due 03/01/2026 ^(d)		38,214	38,400
3.250% due 09/15/2021 ^(d)		24,531	24,663
3.250% due 06/15/2023 ^(d)		69,455	69,310
3.300% due 03/15/2027 ^(d)		36,170	36,261
3.300% due 12/01/2027 ^(d)		76,059	76,251
3.400% due 08/15/2024 ^(d)		46,905	47,628
3.500% due 10/01/2020 ^(d)(n)		128,142	128,610
3.500% due 06/15/2025 ^(d)		24,197	24,257
3.750% due 02/15/2024 ^(d)		26,434	26,908
3.750% due 08/15/2042 ^(d)		3,440	3,452
3.850% due 11/15/2023 ^(d)		14,645	14,834
4.000% due 12/01/2046 ^(d)		1,211	1,205
4.250% due 05/15/2021 ^(d)		42,452	42,681
4.250% due 08/01/2023 ^(d)		16,565	17,027
4.250% due 03/15/2046 ^(d)		2,148	2,177
4.300% due 03/15/2045 ^(d)		1,128	1,149
4.450% due 04/15/2042 ^(d)		22,055	22,462
4.500% due 12/15/2041 ^(d)		5,691	5,753
4.600% due 06/15/2043 ^(d)		5,263	5,360
4.650% due 08/01/2028 ^(d)		500	518
4.750% due 02/15/2044 ^(d)		1,900	1,957
5.125% due 11/15/2043 ^(d)		32,873	33,746
5.400% due 01/15/2040 ^(d)		116,894	121,874
5.800% due 03/01/2037 ^(d)		63,283	66,137
6.050% due 03/01/2034 ^(d)		207,666	217,914
6.250% due 03/01/2039 ^(d)		27,953	29,517
6.350% due 02/15/2038 ^(d)		50,435	53,540
Petrobras Global Finance BV
5.093% due 01/15/2030		214,264	229,854
5.875% due 03/07/2022	EUR	5,900	7,422
6.125% due 01/17/2022		$22,998	24,608
6.250% due 12/14/2026 (n)	GBP	4,610	7,264
6.625% due 01/16/2034		8,700	13,893
6.850% due 06/05/2115		$7,796	8,936
Petronas Global Sukuk Ltd. 2.707% due 03/18/2020		15,120	15,131
PPL Capital Funding, Inc. 3.500% due 12/01/2022		6,125	6,337

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

Public Service Co. of Oklahoma 4.400% due 02/01/2021	3,700	3,788
Rio Oil Finance Trust
8.200% due 04/06/2028	26,500	30,683
9.250% due 07/06/2024	16,958	19,042
9.750% due 01/06/2027	24,634	29,191
San Diego Gas & Electric Co. 3.750% due 06/01/2047	518	538
Sempra Energy 2.400% due 03/15/2020	5,766	5,767
Southern California Edison Co.
3.650% due 03/01/2028	1,162	1,246
4.125% due 03/01/2048	863	921
4.875% due 03/01/2049	2,032	2,407
5.750% due 04/01/2035	2,126	2,593
6.000% due 01/15/2034	582	716
6.650% due 04/01/2029	6,466	7,788
Southern California Gas Co. 5.125% due 11/15/2040	910	1,113
Sprint Capital Corp. 8.750% due 03/15/2032	1,000	1,216
Sprint Communications, Inc.
6.000% due 11/15/2022 (n)	25,144	26,415
7.000% due 03/01/2020	63,690	64,105
7.000% due 08/15/2020	101,175	103,441
Sprint Corp.
7.125% due 06/15/2024	8,400	9,079
7.250% due 09/15/2021	176,522	186,993
7.625% due 03/01/2026	20,010	22,104
7.875% due 09/15/2023	8,400	9,285
State Grid Overseas Investment Ltd. 2.750% due 05/04/2022	6,400	6,470
Talen Energy Supply LLC 6.625% due 01/15/2028	6,812	6,968
Transocean Phoenix Ltd. 7.750% due 10/15/2024	3,714	3,948
Transocean Proteus Ltd. 6.250% due 12/01/2024	3,290	3,398
Transocean Sentry Ltd. 5.375% due 05/15/2023	14,200	14,484
Virginia Electric & Power Co. 4.600% due 12/01/2048	2,400	2,937
Wisconsin Power & Light Co. 2.250% due 11/15/2022	4,070	4,089
		3,188,744
Total Corporate Bonds & Notes (Cost $25,776,364)		27,264,582
CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Caesars Entertainment Corp. 5.000% due 10/01/2024	22,470	43,283
UTILITIES 0.0%
Ensco Jersey Finance Ltd. 3.000% due 01/31/2024	3,330	2,396
Total Convertible Bonds & Notes (Cost $44,249)		45,679
MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.0%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010 6.907% due 10/01/2050	4,500	7,274
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	4,421	5,300
7.750% due 01/01/2042	4,714	5,341
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029	9,735	10,689
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	21,905	25,702
6.725% due 04/01/2035	6,975	8,192
7.350% due 07/01/2035	14,630	17,770

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033	39,345	42,448
		115,442
IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023	120	122
PUERTO RICO 0.1%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2007
5.000% due 07/01/2028 ^(d)	1,005	813
5.250% due 07/01/2037 ^(d)	5,635	4,564
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.125% due 07/01/2028 ^(d)	1,775	1,413
5.900% due 07/01/2028 ^(d)	7,215	5,691
Commonwealth of Puerto Rico General Obligation Bonds, Series 2009
5.750% due 07/01/2038 ^(d)	4,350	3,464
6.000% due 07/01/2039 ^(d)	4,805	3,844
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011
5.375% due 07/01/2030 ^(d)	9,445	7,155
5.750% due 07/01/2041 ^(d)	8,200	6,242
6.500% due 07/01/2040 ^(d)	1,640	1,306
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(d)	22,065	15,059
5.500% due 07/01/2039 ^(d)	29,275	21,005
Commonwealth of Puerto Rico General Obligation Bonds, Series 2014 8.000% due 07/01/2035 ^(d)	2,665	1,702
		72,258
TEXAS 0.0%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	3,280	3,309
Total Municipal Bonds & Notes (Cost $142,650)		198,405
U.S. GOVERNMENT AGENCIES 40.6%
Fannie Mae
0.712% due 02/25/2022 ~(a)	151,857	1,634
0.782% due 09/25/2022 ~(a)	71,587	1,018
1.600% due 09/25/2022 ●	1	1
1.605% due 09/25/2042 ●	1,973	1,709
1.740% due 03/25/2022 ●	7	7
1.768% due 12/25/2036 ●	48	47
1.790% due 09/25/2022 ●	1	1
1.840% due 01/25/2022 ●	3	3
1.912% due 03/25/2034 ●	11	11
1.942% due 08/25/2034 ●	4	4
1.987% due 01/25/2022 ~(a)	17,720	346
2.012% due 09/25/2031 ●	2,167	2,132
2.142% due 03/25/2044 ●	7	7
2.145% due 04/18/2028 - 09/18/2031 ●	4	3
2.192% due 11/25/2021 - 08/25/2036 ●	15	14
2.242% due 06/25/2049	18,991	18,987
2.405% due 11/01/2020 - 03/01/2033 ●	15	16
2.492% due 08/25/2022 ●	1	1
2.500% due 04/25/2042 - 08/25/2042	35,600	36,255
2.692% due 05/25/2021 - 10/25/2021 ●	3	3
2.822% due 01/01/2029 ●	1	1
2.992% due 01/25/2024 ●	4	4
3.000% due 06/25/2027 - 06/25/2042 (a)	57,905	4,237
3.000% due 01/25/2028	7,287	532
3.092% due 11/25/2021 ●	3	3
3.312% due 06/25/2043 ●(a)	12,412	2,627
3.500% due 08/01/2026 ●	1	1
3.527% due 10/01/2044 ●	3	3
3.563% due 10/01/2034 ●	96	97
3.569% due 11/01/2033 ●	17	18
3.708% due 09/01/2024 ●	1	1
3.727% due 10/01/2040 ●	29	30
3.879% due 10/01/2032 ●	7	7
3.898% due 10/01/2033 ●	1	1
3.966% due 03/01/2036 ●	5	5
3.995% due 10/01/2035 ●	76	76
4.000% due 07/01/2041 - 08/01/2041	16,756	17,441
4.000% due 12/25/2042 - 12/25/2047 (a)	7,075	798
4.020% due 11/01/2029 - 09/01/2031 ●	62	64
4.023% due 08/01/2033 ●	21	21
4.033% due 10/01/2036 ●	3	3
4.048% due 12/01/2027 ●	4	4
4.058% due 07/01/2032 ●	115	118
4.058% due 03/25/2041 ●(a)	4,500	760
4.064% due 04/01/2027 ●	48	48
4.156% due 02/01/2034 ●	654	679

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

4.186% due 09/01/2035 ●	8	8
4.208% due 11/25/2049 ●(a)	45,723	10,061
4.230% due 08/01/2032 ●	5	5
4.237% due 12/01/2033 ●	12	12
4.238% due 06/25/2037 ●(a)	775	124
4.250% due 09/01/2024 ●	46	47
4.258% due 03/25/2037 ●(a)	1,570	250
4.258% due 03/25/2049	21,940	3,403
4.278% due 12/25/2036 - 02/25/2037 ●(a)	2,161	333
4.308% due 04/25/2037	1,371	235
4.318% due 04/25/2037 ●(a)	2,043	326
4.340% due 12/01/2035 ●	17	17
4.358% due 08/25/2035 - 02/25/2043 ●(a)	9,072	1,126
4.375% due 08/01/2032 ●	4	4
4.445% due 02/01/2032 ●	6	6
4.500% due 12/25/2039 - 07/25/2040	8,813	9,320
4.500% due 12/25/2042 (a)	1,987	342
4.505% due 10/01/2025 ●	1	1
4.508% due 01/25/2038 ●(a)	3,087	460
4.510% due 07/01/2032 ●	6	6
4.537% due 04/01/2033 ●	2	2
4.558% due 01/25/2040 ●(a)	4,085	570
4.584% due 04/01/2024 ●	2	2
4.588% due 03/25/2037 ●(a)	4,296	780
4.593% due 03/01/2033 ●	172	178
4.608% due 05/25/2037 ●(a)	1,248	200
4.618% due 06/25/2037 ●(a)	4,529	866
4.641% due 04/01/2028 ●	7	7
4.648% due 04/25/2037 ●(a)	3,110	625
4.652% due 11/25/2042 ●	86	90
4.658% due 12/25/2037 - 10/25/2039 ●(a)	5,764	699
4.661% due 09/01/2033 ●	1	1
4.690% due 05/01/2024 ●	18	18
4.700% due 05/01/2024 ●	6	6
4.750% due 09/01/2024 ●	21	22
4.758% due 10/25/2036 - 06/25/2040 ●(a)	3,214	537
4.793% due 04/01/2032 ●	27	29
4.795% due 10/01/2025 ●	9	9
4.808% due 11/25/2035 ●(a)	638	72
4.858% due 11/25/2036 - 04/25/2037 ●(a)	2,301	153
4.875% due 07/01/2025 ●	23	24
4.895% due 06/01/2032 ●	53	54
4.908% due 03/25/2036 ●(a)	2,344	369
4.954% due 09/01/2030 ●	14	15
4.998% due 04/25/2037 ●(a)	2,199	435
5.000% due 08/25/2033 - 06/25/2043	44,080	49,075
5.045% due 03/01/2034 ●	3	3
5.200% due 07/01/2036 ●	16	16
5.208% due 02/25/2038 ●(a)	9,086	1,877
5.408% due 02/25/2037 ●(a)	799	172
5.500% due 11/25/2032 - 06/01/2048	12,782	14,331
6.000% due 06/25/2029 - 09/25/2031	2,023	2,250
6.416% due 08/25/2043 ●	202	231
6.500% due 06/25/2028 - 02/01/2036	131	144
6.850% due 12/18/2027	6	6
6.900% due 05/25/2023	11	12
7.000% due 07/25/2022 - 01/25/2048	264	299
7.500% due 07/25/2022 - 06/25/2042	33	38
7.500% due 06/25/2042 ~	20	22
7.604% due 01/17/2040 ~	91	91
8.500% due 06/25/2030	122	145
12.397% due 03/25/2038 ●	764	983
18.333% due 04/25/2023 ●(a)	15	3
Freddie Mac
0.000% due 08/15/2056 - 08/15/2057 (b)(g)	261,641	215,722
0.100% due 05/25/2020 (a)	208,300	1
0.499% due 01/25/2021 ~(a)	88,843	332
0.696% due 03/25/2020 ~(a)	16,759	0
0.760% due 01/25/2023 ~(a)	172,217	3,279
1.241% due 06/25/2021 ~(a)	52,980	597
1.291% due 12/25/2021 ~(a)	92,998	1,809
1.922% due 08/25/2031 ●	12	12
1.940% due 03/15/2031 ●	1	1
2.140% due 12/15/2046 ●	42,756	42,589
2.190% due 06/15/2049	23,607	23,609
2.500% due 08/01/2027 - 01/01/2032	11,467	11,642
2.500% due 01/15/2038 ~(a)	38,709	2,638
3.000% due 09/01/2021 - 06/01/2049	618,879	631,280
3.000% due 03/15/2027 - 10/15/2047 (a)	96,521	13,228
3.000% due 09/01/2046 - 10/01/2048 (n)	627,935	641,717
3.330% due 10/15/2023 ●	92	94
3.480% due 03/15/2036 ●(a)	1,505	89
3.500% due 08/15/2042 - 09/01/2049	967,200	1,001,712
3.500% due 12/15/2042 (a)	10,926	1,870
3.500% due 11/01/2047 - 05/01/2049 (n)	962,355	996,140
3.615% due 06/25/2041 ~(a)	3,500	145

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

3.639% due 07/25/2044 ●	9	9
3.900% due 02/01/2037 ●	5	5
3.995% due 12/01/2037 ●	3	3
3.996% due 04/01/2036 ●	7	8
4.000% due 08/01/2040 - 03/01/2049	640,038	670,822
4.000% due 11/01/2047 - 10/01/2048 (n)	1,121,032	1,171,391
4.000% due 09/15/2048 (a)	24,212	3,355
4.008% due 09/01/2037 ●	1	1
4.030% due 11/01/2031 ●	21	22
4.090% due 12/01/2033 ●	63	67
4.120% due 09/01/2037 ●	1	1
4.122% due 10/01/2032 ●	29	30
4.124% due 01/01/2033 ●	8	9
4.202% due 07/01/2034 ●	48	50
4.210% due 11/15/2037 ●(a)	9,172	1,460
4.227% due 05/01/2035 ●	21	22
4.230% due 09/01/2031 ●	134	135
4.238% due 09/01/2034 ●	33	34
4.250% due 09/01/2032 ●	28	28
4.253% due 09/01/2024 ●	4	4
4.273% due 08/01/2024 ●	1	1
4.310% due 08/15/2037 ●(a)	1,217	197
4.314% due 09/01/2037 ●	1	1
4.332% due 09/01/2033 ●	61	63
4.361% due 08/01/2036 ●	1	1
4.370% due 08/01/2034 ●	1	1
4.375% due 10/01/2024 ●	19	20
4.417% due 12/01/2034 ●	12	12
4.435% due 09/01/2037 ●	2	2
4.437% due 01/01/2035 ●	33	35
4.447% due 01/01/2035 ●	70	74
4.455% due 03/01/2025 ●	7	7
4.460% due 06/15/2038 - 01/15/2042 ●(a)	7,583	1,181
4.475% due 06/01/2033 ●	7	7
4.500% due 06/01/2048	16,185	17,113
4.543% due 03/01/2032 ●	137	142
4.561% due 05/01/2029 ●	19	20
4.583% due 06/01/2037 ●	1	1
4.588% due 11/01/2029 ●	105	109
4.597% due 09/01/2033 ●	3	3
4.606% due 07/01/2033 ●	9	10
4.635% due 07/01/2025 ●	5	5
4.657% due 02/01/2033 ●	1	1
4.662% due 03/01/2031 ●	12	12
4.697% due 09/01/2023 ●	3	3
4.700% due 03/15/2037 ●(a)	5,962	1,050
4.710% due 03/15/2037 - 06/15/2039 ●(a)	2,928	529
4.723% due 05/01/2033 ●	18	19
4.750% due 05/01/2037 ●	3	4
4.810% due 09/15/2036 ●(a)	2,525	398
4.830% due 09/15/2036 ●(a)	1,563	264
4.830% due 12/15/2042 ●	4,207	4,621
4.848% due 01/01/2033 ●	2	2
4.868% due 07/01/2033 ●	10	10
4.886% due 04/01/2033 ●	1	1
4.910% due 02/01/2036 ●	2	2
4.910% due 04/15/2036 ●(a)	7,556	1,426
4.910% due 05/15/2036	1,855	287
4.960% due 04/15/2026 ●(a)	884	80
5.000% due 02/15/2024 - 05/15/2038	5,605	6,236
5.010% due 01/15/2037 ●(a)	943	153
5.056% due 04/01/2036 ●	2	2
5.311% due 11/01/2035 ●	74	80
5.410% due 08/15/2036 ●(a)	2,590	500
5.460% due 07/15/2034 ●(a)	2,628	223
5.500% due 08/15/2036 - 06/15/2041	34,864	38,720
5.625% due 08/01/2037 - 10/01/2037	313	339
6.000% due 12/01/2023 - 02/15/2032	1,834	2,058
6.421% due 01/15/2041 ●	1,479	1,734
6.500% due 11/15/2021 - 11/25/2049	11,512	13,789
6.736% due 11/15/2043 ●	27,353	32,294
6.750% due 01/15/2024	3	4
6.896% due 08/15/2044 ●	14,465	16,398
7.000% due 05/15/2021 - 09/01/2047	425	456
7.250% due 09/15/2030	21	24
7.349% due 05/15/2023 ●	4	4
7.381% due 02/15/2040 ●	605	783
7.500% due 11/15/2021 - 09/15/2030	178	206
8.500% due 06/15/2031	67	80
12.526% due 09/15/2034 ●	545	586
12.621% due 12/15/2031 - 02/15/2032 ●	874	1,124
15.604% due 02/15/2024 ●	13	15
15.887% due 11/15/2023 ●	15	18
16.407% due 10/15/2031 ●	32	40
19.749% due 02/15/2024 ●	5	6

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

Ginnie Mae
0.138% due 08/16/2048 ~(a)	12,012	116
0.540% due 11/16/2043 ~(a)	34,891	680
0.658% due 10/16/2053 ~(a)	5,237	136
0.990% due 03/16/2051 ~(a)	900	6
1.315% due 08/20/2049 ●(a)	65,591	4,918
2.174% due 10/20/2062	7,276	7,256
2.244% due 03/20/2063 ●	1,278	1,276
2.424% due 07/20/2063 ●	3,498	3,500
2.524% due 11/20/2065 - 08/20/2066 ●	54,488	54,730
2.544% due 10/20/2066 ●	17,860	17,954
2.554% due 09/20/2066 ●	9,225	9,275
2.574% due 05/20/2066 - 09/20/2066 ●	121,684	122,443
2.604% due 08/20/2066 ●	15,292	15,409
2.624% due 04/20/2066 - 11/20/2066 ●	39,499	39,840
2.774% due 03/20/2066 - 01/20/2067 ●	43,820	44,430
2.924% due 03/20/2066 ●	9,889	10,081
3.000% due 01/20/2042 - 11/20/2048	1,650	1,701
3.237% due 04/20/2068 ●	42,379	42,560
3.250% due 08/20/2027 - 10/20/2029 ●	40	40
3.500% due 01/20/2042 - 03/20/2043 (a)	3,544	284
3.500% due 01/20/2045 - 12/20/2049	95,430	99,357
3.500% due 07/20/2047 (n)	238,680	249,336
3.629% due 04/20/2067 ●	46,076	46,699
3.750% due 08/20/2033 ●	5	5
3.875% (H15T1Y + 1.500%) due 06/20/2022 ~	3	3
3.875% due 06/20/2027 - 06/20/2032 ●	95	96
4.000% (H15T1Y + 1.500%) due 02/20/2024 - 01/20/2026 ~	4	4
4.000% due 01/20/2027 - 01/20/2035 ●	90	93
4.000% due 06/20/2039 - 09/20/2049	454,314	476,788
4.000% due 03/20/2043 (a)	3,191	275
4.000% due 03/20/2047 - 07/20/2049 (n)	1,042,354	1,082,988
4.125% (H15T1Y + 1.500%) due 10/20/2025 ~	4	4
4.125% due 12/20/2026 - 12/20/2033 ●	58	59
4.435% due 10/20/2047 ●(a)	23,125	4,078
4.500% due 07/20/2032 - 10/20/2049	89,776	94,420
4.500% due 06/20/2048 - 08/20/2049 (n)	823,981	862,248
5.000% due 07/20/2033 - 08/20/2049	28,006	29,615
5.000% due 07/20/2048 - 06/20/2049 (n)	987,054	1,044,506
5.500% due 04/20/2037	100	118
5.625% due 07/20/2037	92	99
6.100% due 06/15/2028 - 03/15/2029	412	455
6.490% due 01/15/2028 - 01/15/2029	525	579
Ginnie Mae, TBA 4.500% due 01/01/2050	564,900	590,699
Small Business Administration
5.370% due 04/01/2028	244	262
7.590% due 01/01/2020	2	2
Uniform Mortgage-Backed Security
2.500% due 04/01/2022 - 09/01/2047	12,367	12,468
3.000% due 07/01/2021 - 08/01/2049	37,563	38,539
3.500% due 07/01/2021 - 08/01/2049	2,040,378	2,111,279
3.500% due 04/01/2045 - 07/01/2049 (n)	4,513,418	4,656,414
4.000% due 02/01/2022 - 08/01/2049	2,964,573	3,109,880
4.000% due 12/01/2041 - 09/01/2049 (n)	9,551,079	9,997,190
4.500% due 08/01/2023 - 06/01/2049	1,171,533	1,238,918
4.500% due 09/01/2048 - 02/01/2049 (n)	545,714	575,693
5.000% due 06/01/2024 - 06/01/2049	69,400	74,202
5.500% due 05/01/2027 - 01/01/2029	200	215
6.000% due 12/01/2032 - 09/01/2040	19,320	22,129
Uniform Mortgage-Backed Security, TBA
2.500% due 02/01/2035 - 02/01/2050	4,828,250	4,774,452
3.000% due 02/01/2050 - 03/01/2050	11,514,150	11,662,628
3.500% due 02/01/2035 - 01/01/2050	391,824	402,925
4.000% due 01/01/2050 - 02/01/2050	4,943,477	5,141,461
Vendee Mortgage Trust 6.500% due 09/15/2024	38	42
Total U.S. Government Agencies (Cost $54,044,978)		54,548,731
U.S. TREASURY OBLIGATIONS 9.4%
U.S. Treasury Bonds
2.250% due 08/15/2046	4,400	4,272
2.500% due 02/15/2046 (r)	1,675	1,709
2.500% due 05/15/2046	4,955	5,055
2.750% due 11/15/2047 (r)	100	107
2.875% due 08/15/2045 (r)	19,300	21,079
2.875% due 11/15/2046	542,700	594,772
3.000% due 08/15/2048 (r)	2,575	2,898
3.000% due 02/15/2049	210,712	237,508
3.625% due 08/15/2043 (n)	679,488	832,571
3.625% due 02/15/2044	272,200	334,235
3.750% due 11/15/2043 (n)	391,610	489,313
6.250% due 05/15/2030 (r)	845	1,188
U.S. Treasury Inflation Protected Securities (i)
0.125% due 04/15/2020 (p)	36,154	36,111

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

0.125% due 10/15/2024	442,040	444,666
0.125% due 07/15/2026 (p)	20,494	20,564
0.250% due 01/15/2025 (p)	750	757
0.250% due 07/15/2029 (n)	1,585,164	1,601,126
0.375% due 01/15/2027 (p)	18,656	18,944
0.500% due 04/15/2024	71	73
0.500% due 01/15/2028 (p)	4,889	5,017
0.625% due 07/15/2021 (p)	330,189	333,910
0.625% due 01/15/2026 (p)	12,747	13,141
0.625% due 02/15/2043 (p)	12,559	12,711
0.750% due 07/15/2028 (p)(r)	915,316	963,232
0.750% due 02/15/2042 (p)(r)	91,340	94,940
0.875% due 02/15/2047 (p)(r)	2,878	3,087
1.000% due 02/15/2046 (p)	42,738	47,040
1.000% due 02/15/2048 (p)	19,306	21,383
1.000% due 02/15/2049 (n)(p)	283,142	314,928
1.375% due 02/15/2044 (p)(r)	82,306	97,137
2.000% due 01/15/2026 (p)	12,621	14,032
2.375% due 01/15/2025 (n)(p)	1,161,480	1,294,681
2.500% due 01/15/2029 (p)	21,488	25,904
U.S. Treasury Notes
1.750% due 11/30/2021 (p)(r)	131,000	131,394
1.750% due 05/15/2023 (p)(r)	128,330	128,772
1.875% due 02/28/2022 (p)(r)	129,400	130,176
2.000% due 02/15/2025 (n)(p)	26,628	26,994
2.125% due 02/29/2024 (p)(r)	189,600	192,995
2.250% due 12/31/2023 (n)(p)(r)	441,610	451,385
2.250% due 11/15/2024 (p)(r)	965	990
2.250% due 02/15/2027 (n)(p)(r)	93,100	95,623
2.250% due 08/15/2027 (n)(p)(r)	686,760	705,638
2.250% due 11/15/2027 (p)(r)	227,600	233,823
2.375% due 08/15/2024 (n)(p)(r)	94,235	97,057
2.625% due 02/15/2029 (n)	907,700	961,477
2.750% due 02/28/2025 (r)	400	420
2.875% due 05/15/2028 (n)(p)(r)	245,800	264,448
2.875% due 08/15/2028 (n)(p)(r)	327,000	352,276
3.125% due 11/15/2028 (n)(p)(r)	895,100	983,722
Total U.S. Treasury Obligations (Cost $12,197,773)		12,645,281
NON-AGENCY MORTGAGE-BACKED SECURITIES 28.9%
20 Times Square Trust 3.100% due 05/15/2035 ~	138,309	138,365
Adjustable Rate Mortgage Trust
1.972% due 08/25/2036 ●	164	103
2.002% due 06/25/2037 ●	568	553
2.292% due 10/25/2035 ●	53	54
2.292% due 03/25/2036 ●	927	414
2.332% due 11/25/2035 ●	4,601	4,402
2.332% due 01/25/2036 ●	890	842
2.942% due 01/25/2035 ●	3,189	2,983
2.942% due 01/25/2035 ^●	4,600	4,019
3.624% due 01/25/2036 ^~	188	182
4.049% due 02/25/2036 ^~	1,912	1,689
4.088% due 03/25/2036 ~	13,824	7,923
4.124% due 01/25/2036 ^~	1,434	1,353
4.142% due 11/25/2035 ^~	573	521
4.157% due 05/25/2035 ~	4,838	4,930
4.194% due 01/25/2036 ^~	6,386	5,754
4.292% due 11/25/2035 ^~	136	131
4.376% due 07/25/2035 ~	1,952	1,909
4.625% due 11/25/2035 ^~	518	481
4.661% due 08/25/2036 ~	5,610	2,826
6.049% due 09/25/2035 ^~	1,113	1,084
American General Mortgage Loan Trust 0.000% due 09/25/2048 (g)	317,565	336,728
American Home Mortgage Assets Trust
1.982% due 05/25/2046 ^●	11,126	10,132
1.982% due 09/25/2046 ^●	16,504	15,718
1.982% due 12/25/2046 ^●	31,865	27,851
1.982% due 06/25/2047 ^●	135	129
2.002% due 10/25/2046 ●	256	177
3.159% due 11/25/2046 ●	110,084	53,760
6.250% due 06/25/2037 ^þ	8,509	7,785
American Home Mortgage Investment Trust
2.072% due 03/25/2046 ●	14,404	13,741
2.092% due 11/25/2045 ●	306	278
2.112% due 06/25/2046 ●	13,039	4,874
3.420% due 10/25/2034 ●	2,422	2,440
3.480% due 10/25/2034 ●	12	12
3.519% due 09/25/2035 ●	42,403	27,377
3.657% due 12/25/2035 ●	302	172
3.657% due 11/25/2045 ^●	32,553	23,730
3.907% due 02/25/2045 ●	8,078	8,144
5.908% due 09/25/2035 þ	31,990	24,262

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

Asti Finance SRL 0.262% due 05/27/2050 ●	EUR	3,277	3,675
AyT Hipotecario Mixto FTA 0.000% due 09/15/2035 ●		132	148
BAMLL Commercial Mortgage Securities Trust
1.075% due 07/07/2043 ~(a)		$3,708	175
3.418% due 07/07/2043		3,528	3,623
Banc of America Alternative Loan Trust
2.192% due 06/25/2046 ^●		50	41
5.272% due 11/25/2021 ^~		207	188
5.500% due 10/25/2033		6,315	6,667
5.500% due 12/25/2035 ^		118	116
6.000% due 03/25/2021 ^		7	7
6.000% due 07/25/2034		21,119	22,354
6.000% due 08/25/2035 ^		1,034	1,007
6.000% due 08/25/2035		6,423	6,557
6.000% due 01/25/2036 ^		15,693	15,945
6.000% due 03/25/2036 ^		2,952	2,950
6.000% due 06/25/2046 ^		212	210
6.000% due 07/25/2046 ^		610	575
Banc of America Funding Corp. 4.433% due 09/25/2048 ~		15,597	15,970
Banc of America Funding Trust
1.925% due 02/20/2047 ●		6,077	5,960
2.072% due 07/25/2037 ●		18,437	17,744
2.075% due 09/20/2035 ^●		4,687	3,653
2.082% due 07/25/2037 ●		15,739	15,118
2.292% due 07/25/2036 ^●		38	31
2.325% due 05/20/2036 ●		89,041	43,201
2.345% due 07/20/2036 ●		1,048	1,052
2.557% due 06/20/2035 ^●		635	496
3.147% due 12/20/2034 ~		323	227
3.657% due 05/26/2037 ~		32,794	21,842
3.920% due 09/20/2035 ~		25	24
3.987% due 11/20/2035 ~		4,404	3,768
4.277% due 03/20/2036 ~		519	491
4.282% due 09/20/2046 ^~		1,361	1,251
4.283% due 05/20/2034 ~		489	487
4.310% due 09/20/2035 ^~		307	283
4.321% due 01/20/2047 ^~		141	137
4.366% due 05/20/2036 ^~		176	176
4.406% due 03/20/2036 ~		67	64
4.476% due 03/20/2035 ~		50	50
4.590% due 04/20/2035 ~		221	209
4.675% due 05/25/2035 ~		24	24
4.826% due 07/20/2036 ~		4,064	4,150
5.500% due 09/25/2034		38	38
5.500% due 03/25/2036 ^		106	102
5.888% due 04/25/2037 ^þ		385	382
6.000% due 09/25/2036 ^		2,475	2,362
6.000% due 08/25/2037 ^		6,441	6,091
6.000% due 10/26/2037 ~		10,371	10,032
7.048% due 10/20/2046 ^~		294	251
Banc of America Mortgage Trust
3.610% due 12/25/2034 ~		21	22
3.846% due 11/20/2046 ^~		36	34
3.898% due 12/25/2033 ~		115	116
3.900% due 11/25/2035 ^~		164	161
3.940% due 12/25/2033 ~		42	42
3.978% due 10/25/2035 ^~		23	23
4.043% due 11/25/2035 ^~		246	236
4.048% due 09/25/2035 ^~		567	560
4.233% due 01/25/2034 ~		205	211
4.329% due 09/25/2035 ~		30	31
4.333% due 02/25/2036 ^~		2,697	2,542
4.336% due 07/25/2035 ^~		629	621
4.391% due 01/25/2036 ^~		192	183
4.459% due 02/25/2035 ~		267	271
4.512% due 05/25/2035 ^~		5,409	5,487
4.587% due 09/25/2033 ~		2,201	2,212
4.647% due 04/25/2035 ^~		501	483
4.664% due 06/25/2035 ~		224	216
4.687% due 08/25/2034 ~		218	222
4.700% due 07/25/2034 ~		18	19
4.828% due 05/25/2034 ~		285	288
4.857% due 03/25/2033 ~		200	202
4.973% due 07/20/2032 ~		20	21
5.059% due 02/25/2035 ~		133	134
5.083% due 05/25/2033 ~		12	12
5.148% due 04/25/2033 ~		91	95
5.212% due 05/25/2033 ~		1	1
5.500% due 09/25/2035		891	869
5.500% due 09/25/2035 ^		178	174
6.000% due 09/25/2037 ^		234	227
6.000% due 07/25/2046 ●		4,465	4,397
6.500% due 10/25/2031		24	25

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

BANK 0.330% due 02/15/2061 ~(a)		215,517	5,848
Bankinter Fondo de Titulizacion de Activos 0.000% due 12/15/2040 ●	EUR	2,631	2,927
Bayview Commercial Asset Trust 2.072% due 01/25/2037 ●		$72	69
BCAP LLC Trust
1.813% due 11/26/2036 ●		6,893	3,217
1.828% due 08/26/2036 ~		16,906	14,648
1.868% due 06/26/2036 ~		1,755	1,741
1.878% due 02/26/2037 ●		2,221	2,224
1.924% due 07/26/2036 ~		363	316
1.962% due 01/25/2037 ^●		500	481
1.988% due 05/26/2037 ●		8,415	8,167
2.012% due 05/25/2047 ^●		7,076	6,707
2.028% due 05/26/2037 ●		15,174	11,711
2.068% due 03/26/2035 ~		1,631	1,473
2.404% due 11/27/2047 ~		44,019	40,410
3.208% due 09/27/2037 ●		8,671	8,824
3.716% due 06/26/2037 ~		11,034	10,357
3.716% due 06/27/2037 ~		9,348	8,956
3.717% due 06/26/2037 ~		1,665	1,517
3.915% due 12/20/2035 ~		15,989	11,219
3.925% due 05/26/2036 ~		49	49
3.983% due 10/26/2035 ~		4,386	3,420
4.034% due 09/26/2035 ~		28	25
4.100% due 10/26/2035 ~		7,479	7,569
4.143% due 02/26/2036 ~		3,302	2,843
4.333% due 05/26/2047 ~		8,482	7,479
4.391% due 01/26/2036 ~		2,871	2,293
4.446% due 02/26/2036 ~		42	40
4.655% due 11/26/2035 ~		663	644
5.250% due 02/26/2036 ~		1,072	768
5.250% due 04/26/2037		2,206	1,819
5.750% due 04/25/2037		7,102	5,635
5.953% due 04/26/2037 ~		7,367	5,721
6.000% due 07/26/2036 ~		12,919	10,759
6.000% due 08/26/2037 ~		16,155	14,756
6.206% due 08/26/2022 ~		109	89
6.553% due 12/26/2036 ~		9,916	8,790
Bear Stearns Adjustable Rate Mortgage Trust
3.522% due 11/25/2034 ~		19	18
3.690% due 08/25/2035 ^●		12,525	11,127
3.824% due 01/25/2035 ~		668	688
3.834% due 08/25/2047 ^~		1,501	1,362
3.840% due 02/25/2036 ●		98	101
3.851% due 01/25/2035 ~		211	211
3.937% due 09/25/2034 ~		1,974	1,998
3.943% due 12/25/2046 ●		2,808	2,603
3.990% due 02/25/2035 ~		1,455	1,485
3.992% due 04/25/2034 ~		943	940
4.018% due 02/25/2036 ^~		4,182	3,655
4.028% due 06/25/2047 ^~		6,047	5,833
4.041% due 08/25/2047 ^~		3,739	3,341
4.043% due 03/25/2035 ~		43	43
4.065% due 02/25/2036 ^~		726	715
4.108% due 08/25/2035 ~		1,068	981
4.151% due 07/25/2036 ^~		3,301	3,078
4.187% due 08/25/2035 ^~		565	541
4.201% due 07/25/2034 ~		223	228
4.234% due 10/25/2033 ~		206	211
4.242% due 03/25/2035 ~		874	869
4.313% due 08/25/2035 ^~		2,711	2,494
4.314% due 02/25/2036 ^~		152	151
4.333% due 05/25/2047 ^~		513	501
4.372% due 07/25/2034 ~		1	1
4.388% due 01/25/2035 ~		45	46
4.421% due 02/25/2036 ^~		61	58
4.544% due 02/25/2033 ~		3	3
4.588% due 04/25/2034 ~		519	526
4.662% due 11/25/2034 ~		817	802
4.693% due 05/25/2034 ~		43	42
4.707% due 11/25/2034 ~		12	11
4.777% due 05/25/2037 ~		3,777	3,719
4.929% due 08/25/2035 ^~		12,293	12,082
5.000% due 04/25/2034 ~		11	11
5.016% due 08/25/2035 ~		5,601	5,834
5.375% due 07/25/2034 ~		66	68
Bear Stearns ALT-A Trust
1.625% due 01/25/2034 ~		42	35
1.952% due 02/25/2034 ●		55	54
2.112% due 08/25/2036 ●		16,789	18,647
2.112% due 11/25/2036 ^●		5,174	5,556
2.112% due 06/25/2046 ^●		13,050	14,994
2.232% due 07/25/2035 ●		81	82
2.232% due 04/25/2036 ^●		6,807	8,242

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

2.272% due 02/25/2036 ●		3,772	3,846
2.432% due 04/25/2034 ●		232	235
2.432% due 07/25/2034 ●		9	9
2.722% due 11/25/2034 ●		16,854	14,318
3.107% due 04/25/2035 ~		346	321
3.442% due 09/25/2034 ●		6,446	5,606
3.517% due 07/25/2034 ●		4,507	4,616
3.618% due 01/25/2036 ^~		7,611	7,887
3.673% due 05/25/2036 ~		15,673	12,833
3.687% due 02/25/2036 ^~		11,555	10,877
3.689% due 01/25/2035 ~		334	249
3.774% due 08/25/2036 ^~		300	256
3.811% due 11/25/2035 ^~		9,048	7,197
3.862% due 09/25/2047 ^~		27,890	22,462
3.870% due 07/25/2035 ~		38,409	35,598
3.874% due 11/25/2035 ^~		15,745	13,825
3.907% due 05/25/2035 ~		2,325	2,284
3.917% due 02/25/2036 ^~		2,342	2,031
3.926% due 06/25/2034 ~		789	811
3.952% due 03/25/2036 ^~		10,642	9,090
3.962% due 08/25/2036 ^~		4,028	2,846
3.987% due 02/25/2036 ^~		1,628	1,601
4.006% due 09/25/2035 ^~		1,153	728
4.008% due 04/25/2035 ~		1,125	1,146
4.018% due 01/25/2036 ~		33,082	33,623
4.037% due 04/25/2035 ~		1,042	1,052
4.103% due 09/25/2035 ^~		6,022	4,996
4.116% due 01/25/2035 ~		83	82
4.149% due 05/25/2036 ~		17,242	12,433
4.164% due 10/25/2035 ^~		28,113	27,077
4.193% due 02/25/2034 ~		106	109
4.219% due 01/25/2047 ~		2,747	2,100
4.237% due 09/25/2035 ^~		9,325	7,662
4.276% due 05/25/2036 ^~		9,546	6,769
4.321% due 05/25/2036 ^~		27	22
4.343% due 09/25/2034 ~		122	123
4.373% due 08/25/2034 ~		1,512	1,531
4.413% due 05/25/2035 ~		303	309
4.452% due 09/25/2034 ~		97	99
4.474% due 07/25/2035 ^~		13,309	10,990
4.480% due 11/25/2036 ~		7,761	7,209
4.544% due 04/25/2035 ~		867	841
Bear Stearns Mortgage Funding Trust
1.962% due 03/25/2037 ●		84,770	80,251
1.972% due 06/25/2037 ●		15,963	15,525
1.992% due 11/25/2036 ^●		33,191	36,547
1.992% due 09/25/2046 ●		37,097	34,175
2.002% due 06/25/2037 ●		89,554	87,562
2.012% due 08/25/2036 ●		19,028	19,003
Bear Stearns Structured Products, Inc. Trust
3.649% due 12/26/2046 ^~		199	172
4.001% due 01/26/2036 ^~		9,728	8,724
7.000% due 07/25/2037 ~		33,896	20,343
BellaVista Mortgage Trust 2.014% due 05/20/2045 ●		264	212
Business Mortgage Finance PLC 0.000% due 08/15/2040 ●	EUR	5,407	6,018
BXP Trust 3.379% due 06/13/2039		$28,700	30,133
CFCRE Commercial Mortgage Trust
1.127% due 04/15/2044 ~(a)		15,123	150
1.163% due 11/10/2049 ~(a)		159,948	10,123
Chase Mortgage Finance Trust
3.690% due 12/25/2035 ^~		611	583
3.707% due 12/25/2037 ^~		600	551
3.835% due 01/25/2036 ^~		650	604
4.040% due 09/25/2036 ^~		18	17
4.099% due 03/25/2037 ^~		4,643	4,577
4.146% due 07/25/2037 ~		5	5
4.706% due 02/25/2037 ~		59	59
4.716% due 07/25/2037 ~		48	50
5.500% due 11/25/2035		1,274	1,232
6.000% due 10/25/2036 ^		661	496
6.000% due 11/25/2036		2,209	1,647
6.000% due 12/25/2036		131	98
6.000% due 02/25/2037 ^		1,785	1,250
6.000% due 03/25/2037 ^		1,010	804
6.000% due 05/25/2037 ^		15,574	12,034
6.250% due 10/25/2036 ^		6,485	4,790
ChaseFlex Trust
2.072% due 05/25/2037 ●		27,225	26,217
2.092% due 07/25/2037 ●		14,533	13,008
2.132% due 08/25/2037 ●		8,276	9,023
4.215% due 08/25/2037 ^þ		1,201	1,148
4.612% due 09/25/2036 ~		7,372	7,368
6.300% due 06/25/2036 ^~		16,323	14,489

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

Chester A PLC
0.000% due 03/17/2046	GBP	116,570	110,651
0.000% due 05/20/2046		9	132,109
1.594% due 03/17/2046		1,180,037	1,572,641
2.044% due 03/17/2046		125,536	167,635
2.544% due 03/17/2046		116,569	156,039
3.044% due 03/17/2046		71,735	96,180
3.794% due 03/17/2046		35,868	47,077
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.972% due 05/25/2036 ●		$245	236
2.022% due 05/25/2036 ●		478	462
2.072% due 01/25/2035 ●		525	521
2.092% due 08/25/2035 ●		65	65
Citicorp Mortgage Securities Trust
5.500% due 06/25/2037		175	177
5.500% due 07/25/2037		1	0
5.750% due 06/25/2036		164	165
6.000% due 08/25/2036		6,508	6,635
Citigroup Commercial Mortgage Trust
1.521% due 10/10/2049 ~(a)		340,792	24,647
3.349% due 02/10/2049		40,000	41,983
Citigroup Mortgage Loan Trust
0.000% due 09/25/2064 ~		103	103
0.000% due 01/25/2082 (a)(g)		927	920
0.041% due 07/25/2036 ^~		3,380	2,950
0.042% due 07/25/2036 ~		4,883	4,271
1.848% due 08/25/2036 ●		30,346	14,812
1.862% due 01/25/2037 ●		322	300
1.934% due 05/20/2047 ●		14,270	12,843
2.042% due 09/25/2036 ●		1,474	1,458
2.253% due 12/25/2035 ~		8,105	7,531
2.441% due 08/25/2035 ●		12,099	11,014
2.742% due 09/25/2037 ●		4,248	3,300
3.228% due 09/25/2059 þ		24,107	24,172
3.403% due 10/25/2046 ^~		3,066	2,827
3.605% due 08/25/2035 ~		565	569
3.900% due 11/25/2036 ~		6,660	5,516
3.960% due 09/25/2037 ~		2,318	2,298
4.018% due 10/25/2035 ^~		2,304	1,696
4.021% due 03/25/2035 ~		8,164	7,397
4.034% due 10/25/2035 ^~		41	39
4.037% due 03/25/2037 ^~		1,560	1,453
4.140% due 03/25/2036 ^●		399	404
4.145% due 01/25/2082 ~		379,749	377,758
4.169% due 09/25/2037 ~		5,677	5,680
4.169% due 09/25/2064 ~		140,455	137,133
4.260% due 11/25/2036 ^~		386	381
4.329% due 11/25/2036 ^~		7,952	7,109
4.415% due 09/25/2037 ^~		1,424	1,085
4.521% due 08/25/2035 ~		652	663
4.663% due 03/25/2036 ^~		3,998	3,890
4.735% due 06/25/2036 ^~		3,131	3,209
4.810% due 05/25/2035 ●		64	65
5.133% due 03/25/2034 ~		392	392
5.250% due 03/25/2037 ^		3,752	3,265
5.500% due 12/25/2035 ^		19	19
5.750% due 09/25/2021		2,361	2,452
5.750% due 04/25/2047 ^		5,161	4,327
6.000% due 05/25/2037		3,896	3,658
6.000% due 08/25/2037 ~		16,517	12,702
6.250% due 11/25/2037 ~		2,541	1,857
6.500% due 10/25/2036		7,887	6,562
Citigroup Mortgage Loan Trust, Inc.
3.561% due 12/25/2035 ^~		331	242
3.977% due 02/25/2034 ~		29	28
4.523% due 05/25/2035 ~		347	353
6.000% due 05/25/2035		5,292	5,477
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 3.847% due 09/25/2035 ^~		520	451
CitiMortgage Alternative Loan Trust
3.658% due 02/25/2037 ^●(a)		2,800	478
5.500% due 11/25/2021		3	3
5.500% due 04/25/2022 ^		989	997
5.750% due 12/25/2036 ^		503	492
5.750% due 03/25/2037 ^		813	810
6.000% due 07/25/2036 ^		466	459
6.000% due 06/25/2037 ^		5,647	5,537
6.000% due 10/25/2037 ^		3,406	3,295
Civic Mortgage LLC 4.349% due 11/25/2022 þ		5,022	5,024
Clavis Securities PLC
0.000% due 12/15/2031 ●	EUR	7,088	7,586
0.968% due 12/15/2032 ●	GBP	829	1,060
CNL Commercial Mortgage Loan Trust 2.240% due 05/15/2031 ●		$587	573

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

Commercial Mortgage Trust
0.169% due 04/10/2047 ~(a)	58,814	440
1.072% due 08/10/2047 ~(a)	213,661	8,761
1.436% due 10/10/2049 ~(a)	225,130	15,504
1.902% due 07/10/2046 ~(a)	40,078	160
3.140% due 10/10/2036	13,000	13,367
3.546% due 06/10/2047	8,168	8,562
3.550% due 02/10/2049	22,000	22,885
3.955% due 02/10/2047	3,400	3,600
Countrywide Alternative Loan Resecuritization Trust
0.757% due 08/25/2037 ^~	1,175	816
6.000% due 11/25/2034	1,442	1,481
6.000% due 05/25/2036 ^	80	66
6.000% due 08/25/2037 ^~	1,526	1,205
Countrywide Alternative Loan Trust
1.912% due 06/25/2036 ●	1,488	1,427
1.912% due 11/25/2036 ●	6,066	5,972
1.932% due 06/25/2037 ●	19,756	18,828
1.945% due 02/20/2047 ^●	19,678	15,663
1.952% due 06/25/2036 ●	18,582	15,568
1.952% due 11/25/2036 ●	19,795	18,741
1.952% due 01/25/2037 ●	34,251	31,014
1.952% due 07/25/2046 ●	11,859	11,054
1.952% due 09/25/2047 ●	28,861	28,635
1.955% due 03/20/2047 ●	30,604	26,548
1.960% due 12/20/2046 ^●	47,347	41,573
1.962% due 11/25/2036 ●	4,827	4,757
1.962% due 01/25/2037 ^●	4,489	4,432
1.965% due 07/20/2046 ^●	9,077	6,728
1.972% due 11/25/2036 ●	11,231	10,817
1.972% due 05/25/2047 ●	10,105	9,692
1.975% due 05/20/2046 ^●	33,300	28,503
1.975% due 09/20/2046 ●	4,582	3,738
1.982% due 09/25/2046 ^●	38,513	36,522
1.982% due 10/25/2046 ●	3,770	3,667
1.992% due 02/25/2036 ●	2,304	2,103
2.002% due 05/25/2035 ●	6,227	5,988
2.002% due 07/25/2046 ●	8,116	7,795
2.002% due 04/25/2047 ●	17,881	15,589
2.012% due 05/25/2035 ●	4,027	3,822
2.012% due 09/25/2047 ●	20,019	19,298
2.042% due 12/25/2035 ●	9,319	7,798
2.052% due 08/25/2035 ●	11,034	7,872
2.059% due 09/25/2034 ●	282	257
2.062% due 02/25/2036 ●	1,477	1,351
2.072% due 12/25/2035 ●	452	450
2.072% due 02/25/2037 ●	19,229	17,930
2.082% due 11/25/2035 ●	1,654	1,336
2.082% due 02/25/2036 ^●	10,014	8,541
2.082% due 05/25/2036 ●	6,800	6,500
2.095% due 11/20/2035 ●	35,508	34,449
2.102% due 08/25/2035 ^●	1,273	1,142
2.102% due 11/25/2035 ●	4,768	4,777
2.122% due 09/25/2035 ●	3,977	3,260
2.142% due 09/25/2035 ●	11,693	11,617
2.142% due 12/25/2035 ^●	20,238	18,944
2.162% due 02/25/2037 ^●	423	143
2.192% due 06/25/2036 ^●	92	54
2.292% due 12/25/2035 ^●	2,700	1,630
2.292% due 04/25/2036 ●	7,940	4,106
2.312% due 07/25/2035 ●	389	385
2.342% due 11/25/2035 ●	4,645	3,025
2.352% due 08/25/2035 ●	2,766	2,682
2.405% due 11/20/2035 ●	9,072	8,733
2.412% due 10/25/2035 ●	46	38
2.452% due 10/25/2035 ●	1,912	1,588
2.562% due 11/25/2035 ●	4,719	4,550
2.592% due 08/25/2035 ●	1,529	1,042
2.592% due 01/25/2036 ^●	2,660	2,291
2.765% due 05/25/2035 ^~	3,747	2,710
2.792% due 08/25/2035 ^●	5,058	3,153
2.812% due 10/25/2034 ●	9,423	9,260
3.158% due 11/25/2035 ●(a)	4,645	554
3.239% due 12/25/2035 ●	14,746	13,819
3.308% due 11/25/2035 ^●(a)	4,454	513
3.339% due 08/25/2035 ^●	83	64
3.367% due 02/25/2035 ●	7,863	7,646
3.442% due 08/25/2034 ●	6,331	6,126
3.442% due 10/25/2034 ●	7,642	7,500
3.458% due 08/25/2036 ^●(a)	11,726	1,920
3.498% due 12/25/2035 ~	137	134
3.549% due 07/20/2035 ^●	4,368	4,016
3.601% due 11/25/2035 ^~	383	368
3.639% due 08/25/2035 ●	226	228
3.640% due 03/25/2047 ^●	6,707	6,148
3.690% due 12/25/2034 ~	9,564	9,969

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

3.714% due 12/25/2035 ^~	342	328
3.799% due 08/25/2035 ●	5,308	5,222
3.872% due 06/25/2037 ~	151	133
3.884% due 06/25/2035 ●	335	322
3.955% due 08/25/2036 ~	806	845
3.977% due 06/25/2037 ^~	6,749	6,443
4.099% due 03/25/2047 ~	5,297	5,142
4.121% due 12/25/2034 ~	2	2
4.148% due 08/25/2034 ^~	6,118	5,867
4.242% due 02/25/2037 ^~	1,142	1,122
4.289% due 10/20/2035 ●	23,417	20,518
4.309% due 10/20/2035 ●	17,285	14,794
5.000% due 08/25/2035 ^	1,381	1,263
5.181% due 07/25/2021 ^~	4	4
5.250% due 02/25/2021 ^	94	93
5.500% due 03/25/2035	3,862	3,876
5.500% due 05/25/2035	833	788
5.500% due 06/25/2035 ^	227	223
5.500% due 07/25/2035 ^	73	68
5.500% due 08/25/2035	5,913	5,908
5.500% due 09/25/2035 ^	40,441	38,810
5.500% due 11/25/2035 ^	12,420	11,563
5.500% due 12/25/2035 ^	4,858	3,986
5.500% due 01/25/2036	264	233
5.500% due 01/25/2036 ^	9,854	9,558
5.500% due 02/25/2036 ^	909	780
5.500% due 02/25/2036	47,383	41,611
5.750% due 05/25/2036	396	289
5.750% due 08/25/2036 ^	5,436	4,440
5.750% due 03/25/2037	5,476	4,686
5.750% due 07/25/2037 ^	1,298	1,149
5.750% due 04/25/2047 ^	2,934	2,565
6.000% due 02/25/2035	28,704	28,060
6.000% due 02/25/2036	51,135	42,818
6.000% due 02/25/2036 ^	40	34
6.000% due 03/25/2036 ^	12,920	9,719
6.000% due 04/25/2036 ^	14,113	10,917
6.000% due 05/25/2036 ^	9,572	7,648
6.000% due 05/25/2036	4,352	3,358
6.000% due 06/25/2036	10,883	8,635
6.000% due 07/25/2036	12,919	10,762
6.000% due 08/25/2036 ^	5,995	5,232
6.000% due 01/25/2037 ^	1,629	1,642
6.000% due 02/25/2037 ^	4,380	2,675
6.000% due 03/25/2037 ^	3,557	2,466
6.000% due 04/25/2037 ^	10,432	7,454
6.000% due 05/25/2037 ^	14,729	10,224
6.000% due 06/25/2037 ^	672	491
6.000% due 08/25/2037 ^●	7,070	5,722
6.250% due 11/25/2036	5,638	4,196
6.250% due 12/25/2036 ^	3,695	2,518
6.250% due 11/25/2046 ^	2,771	2,302
6.500% due 05/25/2036 ^	3,413	2,628
6.500% due 06/25/2036 ^	1,142	849
6.500% due 08/25/2036 ^	3,030	1,798
6.500% due 09/25/2036	2,114	1,776
6.500% due 09/25/2036 ^	5,069	4,054
6.500% due 12/25/2036 ^	2,978	2,082
6.500% due 08/25/2037 ^	11,466	8,175
6.500% due 09/25/2037 ^	21,881	14,409
6.500% due 11/25/2037 ^	10,430	7,648
7.000% due 08/25/2034 ^	223	230
7.000% due 09/25/2036	28,192	13,192
7.250% due 08/25/2032	175	190
7.500% due 12/25/2034 ^	118	56
Countrywide Home Loan Mortgage Pass-Through Trust
1.992% due 04/25/2046 ●	512	491
2.062% due 04/25/2035 ●	3,098	3,052
2.132% due 03/25/2036 ●	16	7
2.142% due 02/25/2036 ^●	4	1
2.252% due 05/25/2035 ●	389	360
2.292% due 05/25/2036 ^●	3,135	1,715
2.332% due 03/25/2035 ●	509	497
2.372% due 04/25/2035 ●	6,574	6,291
2.392% due 03/25/2035 ●	1,705	1,536
2.392% due 05/25/2035 ●	10,582	9,389
2.432% due 03/25/2035 ●	22,356	20,680
2.452% due 02/25/2035 ●	694	669
2.472% due 02/25/2035 ●	1,134	1,103
2.532% due 02/25/2035 ●	8,492	8,180
2.552% due 09/25/2034 ●	149	150
2.829% due 02/25/2035 ~	8,822	7,939
2.912% due 04/25/2035 ~	767	708
2.998% due 03/25/2035 ^~	312	281
3.390% due 09/25/2034 ^~	40	31
3.448% due 04/20/2036 ^~	459	444

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

3.598% due 05/20/2036 ^~	3,920	3,779
3.621% due 02/25/2047 ^~	7,372	6,794
3.656% due 03/25/2037 ^~	274	256
3.711% due 02/20/2036 ^●	2,774	2,461
3.730% due 02/20/2036 ^●	10,499	8,772
3.733% due 05/20/2036 ^~	4,313	3,695
3.751% due 05/20/2034 ~	54	54
3.781% due 09/20/2036 ^~	1,223	1,136
3.788% due 11/20/2035 ~	29,691	26,336
3.793% due 02/20/2036 ^●	988	973
3.794% due 09/25/2047 ^~	1,628	1,564
3.807% due 07/25/2034 ~	139	141
3.819% due 06/20/2036 ~	8,876	8,127
3.832% due 09/25/2034 ~	321	319
3.832% due 02/20/2035 ~	880	890
3.859% due 10/20/2035 ^~	930	882
3.859% due 10/20/2035 ~	3,897	3,695
3.871% due 10/25/2033 ~	76	77
3.874% due 09/25/2037 ^~	4,624	4,447
3.878% due 08/25/2034 ^~	7	7
3.878% due 08/25/2034 ~	26	26
3.914% due 02/25/2034 ~	159	161
3.939% due 11/20/2034 ~	224	230
3.939% due 04/25/2035 ^~	93	83
3.939% due 02/20/2036 ^●	776	735
3.954% due 01/25/2036 ~	5,208	4,919
3.954% due 01/25/2036 ^~	1,631	1,540
3.958% due 08/20/2035 ^~	9,824	9,661
3.980% due 05/20/2036 ^~	2,507	2,440
4.036% due 12/19/2033 ~	13	13
4.037% due 12/25/2033 ~	95	95
4.208% due 11/20/2035 ^~	2,119	1,763
4.223% due 09/20/2034 ~	179	172
4.315% due 05/20/2035 ~	1,441	1,429
4.365% due 06/25/2047 ^~	8,623	8,369
4.397% due 07/19/2033 ~	595	597
4.426% due 04/25/2037 ^~	3,410	3,374
4.484% due 05/19/2033 ~	113	114
4.610% due 05/25/2034 ~	123	124
4.741% due 03/25/2035 ~	561	565
4.866% due 06/20/2034 ~	161	165
4.901% due 02/25/2034 ~	14	15
5.250% due 12/25/2027 ^	824	748
5.250% due 07/25/2034	367	372
5.500% due 04/25/2035	30	29
5.500% due 08/25/2035 ^	3,329	2,906
5.500% due 08/25/2035	433	378
5.500% due 09/25/2035 ^	2,520	2,325
5.500% due 10/25/2035	128	117
5.500% due 10/25/2035 ^	355	326
5.500% due 11/25/2035 ^	457	415
5.500% due 01/25/2036	1,387	1,263
5.750% due 08/25/2034	252	254
5.750% due 02/25/2036 ^	773	616
5.750% due 02/25/2037 ^	343	287
5.750% due 03/25/2037 ^	3,403	2,772
5.750% due 05/25/2037 ^	515	424
5.750% due 07/25/2037 ^	3,461	2,853
5.850% due 05/25/2036 ^	3,559	2,730
6.000% due 12/25/2035 ^	24	21
6.000% due 02/25/2037 ^	9,144	7,238
6.000% due 03/25/2037 ^	6,035	5,061
6.000% due 04/25/2037 ^	427	353
6.000% due 05/25/2037 ^	4,360	3,410
6.000% due 07/25/2037	6,389	4,651
6.000% due 07/25/2037 ^	3,148	2,568
6.000% due 08/25/2037 ^	1,120	924
6.000% due 09/25/2037	3,013	2,532
6.000% due 10/25/2037 ^	186	169
6.000% due 01/25/2038 ^	12,258	9,840
6.250% due 09/25/2036 ^	3,303	2,487
6.250% due 10/25/2036 ^	146	116
6.500% due 11/25/2036 ^	12,682	8,591
6.500% due 05/25/2037 ^	300	246
6.500% due 10/25/2037 ^	23,136	18,083
6.500% due 11/25/2037 ^	4,580	3,082
6.500% due 12/25/2037	25,579	18,680
6.500% due 11/25/2047	15,990	12,762
Countrywide Home Loan Reperforming REMIC Trust
2.192% due 11/25/2034 ●	10,181	9,617
2.192% due 09/25/2035 ●	1,454	1,356
5.709% due 01/25/2034	22,767	22,935
Credit Suisse First Boston Mortgage Securities Corp.
2.442% due 11/25/2031 ●	605	447
2.442% due 09/25/2035 ^●	4,163	3,240
2.942% due 11/25/2034 ●	7,820	7,236

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

3.159% due 06/25/2046 ~	911,133	917,885
4.260% due 04/25/2034 ~	17	17
5.250% due 09/25/2035 ^	909	842
5.750% due 04/22/2033	22	22
6.000% due 01/25/2036 ^	3,518	3,120
6.500% due 01/25/2036	449	257
7.000% due 01/25/2036 ^	4,877	1,391
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
3.885% due 07/25/2033 ~	49	50
4.053% due 10/25/2033 ~	15	15
5.500% due 10/25/2035 ^	249	218
5.500% due 10/25/2035	5,800	4,954
6.000% due 11/25/2035 ^	248	123
Credit Suisse Mortgage Capital Certificates
1.928% due 05/27/2037 ●	15,584	13,596
1.998% due 07/27/2037 ●	1,165	1,085
2.193% due 04/27/2037 ~	14,484	8,990
3.281% due 09/27/2037 ●	3,590	3,611
3.500% due 04/26/2038 ~	7,605	7,676
3.900% due 11/26/2036 ~	6,002	4,999
4.000% due 08/27/2037 ~	25,270	24,621
4.154% due 08/27/2037 ~	20,785	19,090
4.309% due 04/26/2047 ~	12,849	8,660
4.821% due 09/26/2036 ~	1,911	1,913
5.561% due 04/25/2036 ~	10,695	9,914
6.000% due 04/26/2037 ~	10,840	10,232
6.000% due 05/27/2037	126	126
7.000% due 08/26/2036	2,810	2,379
7.471% due 02/27/2047 ~	121,665	79,953
Credit Suisse Mortgage Capital Certificates Trust
0.000% due 07/25/2049 (g)	1,633,387	1,689,421
0.000% due 01/27/2059 (g)	915	908
3.322% due 10/25/2058 ~	19,709	19,776
3.404% due 01/27/2059	1,203,318	1,193,602
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.292% due 07/25/2036 ●	17,708	10,401
5.000% due 04/25/2037	1,056	1,019
5.500% due 03/25/2037 ^	566	484
6.000% due 08/25/2036 ^	4,873	3,862
6.000% due 02/25/2037 ^	2,520	2,194
6.000% due 06/25/2037	2,176	882
6.250% due 08/25/2036 ^	1,083	830
Credit Suisse Mortgage Capital Trust
0.000% due 12/25/2054 (g)	54	54
0.000% due 07/25/2057 (g)	351	349
0.000% due 01/25/2058 (g)	436	433
0.000% due 04/25/2058 (a)(g)	12	12
0.000% due 07/25/2058 (g)	1,079	1,073
0.000% due 09/25/2059 «(g)	1,183,839	1,214,768
0.000% due 10/25/2060 (g)	970	968
0.000% due 11/25/2076 (g)	1,891	1,866
2.548% due 07/25/2057	29,342	27,299
3.148% due 09/25/2048	164,684	156,204
3.234% due 07/25/2057 ~	1,008,171	935,989
3.430% due 07/25/2058 ~	3,888,678	3,681,140
3.431% due 10/27/2060	93,495	90,063
3.518% due 09/25/2057	45,319	47,144
3.522% due 10/25/2060 ~	2,204,161	2,117,952
3.556% due 01/25/2058 ~	242,975	232,278
3.586% due 07/25/2049	58,249	58,761
3.625% due 06/25/2048	1,333,141	1,312,829
3.657% due 07/25/2049	68,774	71,357
3.726% due 10/25/2058	18,003	18,105
3.837% due 10/27/2060	18,326	18,553
3.864% due 04/25/2058 ~	601,532	613,505
4.018% due 11/25/2076	1,373,283	1,381,888
4.028% due 10/27/2060 ~	435,250	439,806
4.315% due 12/25/2048 ~	1,062,867	1,102,962
4.347% due 09/25/2059 «	49,758	51,060
4.449% due 07/25/2050	80,668	83,005
4.482% due 06/01/2050 ~	2,218,613	2,274,707
4.503% due 12/25/2048	427,564	429,444
4.789% due 05/27/2053 ~	92,535	101,700
CSAIL Commercial Mortgage Trust
3.224% due 06/15/2057	1,000	1,024
3.617% due 11/15/2048	18,000	18,710
DBUBS Mortgage Trust
0.700% due 11/10/2046 ~(a)	32,389	107
1.030% due 07/10/2044 ~(a)	85,874	839
Deutsche ALT-A Securities, Inc. 2.092% due 04/25/2037 ●	23,091	14,801
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
1.922% due 08/25/2047 ●	61,743	59,185
1.932% due 07/25/2047 ●	13,946	13,418
1.942% due 12/25/2036 ●	5,741	5,470
1.942% due 03/25/2037 ^●	22,794	21,771

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

1.942% due 02/25/2047 ●		1,962	1,467
1.952% due 01/25/2047 ●		4,747	4,736
1.962% due 02/25/2037 ●		2,479	2,511
1.982% due 08/25/2036 ●		3,137	3,019
1.982% due 10/25/2036 ^●		17,874	8,394
1.982% due 08/25/2047 ●		19,353	18,615
1.992% due 02/25/2047 ●		6,677	6,368
2.072% due 08/25/2036 ●		14,139	13,734
2.122% due 08/25/2037 ^●		12,875	10,938
2.142% due 06/25/2037 ^●		67,104	59,771
2.542% due 10/25/2047 ●		40,776	39,178
3.009% due 04/25/2047 ●		25,611	24,715
3.142% due 11/25/2035 ●		6,161	6,748
4.064% due 10/25/2035 ~		446	420
5.000% due 03/24/2049		4	4
5.250% due 09/25/2035 ~		5,097	5,084
5.500% due 11/25/2035 ^~		104	117
5.500% due 12/25/2035 ^		2,410	2,328
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.178% due 06/25/2036 ~		12,329	12,008
5.431% due 02/25/2036 ~		3,348	3,333
5.530% due 02/25/2036 ~		5,754	5,743
5.650% due 10/25/2036 ~		17,749	16,953
5.869% due 10/25/2036 ^þ		1,238	1,182
5.886% due 10/25/2036 ^þ		195	187
5.900% due 10/25/2036 ~		7,676	7,330
6.100% due 10/25/2036 þ		5,289	5,049
6.420% due 07/25/2036 ^~		5,762	5,416
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 4.000% due 06/25/2034 ~		9	9
Downey Savings & Loan Association Mortgage Loan Trust
1.944% due 04/19/2047 ^●		99	92
1.974% due 03/19/2045 ●		803	804
2.094% due 09/19/2045 ●		1,983	1,635
2.264% due 02/19/2045 ●		3,610	3,553
2.544% due 11/19/2044 ●		2,802	2,812
2.564% due 11/19/2044 ●		97	92
2.584% due 09/19/2044 ●		5,124	5,046
3.179% due 04/19/2047 ●		8,185	8,217
4.376% due 07/19/2044 ~		527	535
4.464% due 07/19/2044 ~		18	18
Durham Mortgages
0.000% due 03/31/2054 (g)	GBP	38,229	45,288
0.000% due 03/31/2054 ~		54,852	79,894
2.502% due 03/31/2054 ●		49,153	64,254
3.002% due 03/31/2054 ●		16,383	21,292
4.052% due 03/31/2054 ●		14,423	18,870
5.052% due 03/31/2054 ●		38,229	50,621
Durham Mortgages A PLC
0.000% due 03/31/2053 ~		63,357	89,453
0.000% due 03/31/2053 (g)		25,336	30,479
2.502% due 03/31/2053 ●		44,345	58,133
3.002% due 03/31/2053 ●		25,339	33,116
4.052% due 03/31/2053 ●		17,312	22,856
5.052% due 03/31/2053 ●		38,009	50,282
E-MAC NL BV 1.858% due 07/25/2036 ●	EUR	429	461
EMF-UK PLC 1.780% due 03/13/2046 ●	GBP	26,286	34,714
Eurosail PLC
0.000% due 09/10/2044 ●	EUR	415	465
0.000% due 03/13/2045 ●		768	855
0.939% due 03/13/2045 ●	GBP	2,258	2,955
0.945% due 12/10/2044 ●		3,787	4,967
0.958% due 12/15/2044 ●		424	557
1.179% due 09/13/2045 ●		42,514	54,627
1.549% due 09/13/2045 ●		37,773	47,570
1.729% due 06/13/2045 ●		5,410	7,127
First Horizon Alternative Mortgage Securities Trust
2.162% due 02/25/2037 ●		$224	119
2.542% due 04/25/2036 ^●		1,840	1,051
3.420% due 12/25/2035 ~		2,533	2,300
3.589% due 01/25/2036 ^~		4,284	3,166
3.758% due 04/25/2037 ^●(a)		3,245	728
3.805% due 03/25/2035 ~		577	557
3.836% due 08/25/2035 ^~		1,666	1,526
3.845% due 02/25/2036 ~		93	78
3.851% due 04/25/2035 ~		2,582	2,635
3.915% due 04/25/2036 ^~		2,024	1,917
4.043% due 08/25/2035 ~		9	9
4.063% due 09/25/2035 ^~		1,620	1,571
4.165% due 02/25/2035 ~		999	997
4.321% due 08/25/2034 ~		277	280
5.250% due 02/25/2021 ^		48	46
5.750% due 02/25/2036 ^		3,475	2,549
6.000% due 07/25/2036		2,376	1,820

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

6.000% due 07/25/2036 ^		44	34
6.000% due 11/25/2036		1,335	864
6.250% due 11/25/2036		2,573	1,717
6.250% due 08/25/2037 ^		123	91
First Horizon Mortgage Pass-Through Trust
4.100% due 10/25/2035 ^~		1,334	1,303
4.201% due 11/25/2037 ^~		74	62
4.362% due 01/25/2037 ^~		745	643
4.500% due 10/25/2035 ~		110	76
4.664% due 08/25/2035 ~		80	67
4.823% due 05/25/2037 ^~		3,022	2,347
5.250% due 05/25/2021 ^		247	176
5.500% due 04/25/2022		4	4
5.750% due 05/25/2037 ^		232	162
Fondo de Titulizacion de Activos UCI 0.800% due 06/19/2035 ●	EUR	200	221
Fondo de Titulizacion Hipotecaria UCI 0.000% due 06/22/2036 ●		1,199	1,329
Fremont Home Loan Trust 2.617% due 01/25/2034 ●		$2,058	2,059
GMAC Commercial Mortgage Asset Corp. 5.550% due 08/10/2038		8,866	9,097
GMAC Mortgage Corp. Loan Trust
3.918% due 11/19/2035 ~		232	224
4.097% due 11/19/2035 ^~		1,042	946
4.158% due 03/18/2035 ~		9	9
4.306% due 11/19/2035 ~		306	302
4.723% due 03/18/2035 ~		1,507	1,529
5.498% due 03/18/2035 ~		794	791
Great Hall Mortgages PLC
0.000% due 06/18/2038 ●	EUR	249	277
0.000% due 03/18/2039 ●		3,588	3,972
0.944% due 06/18/2038 ●	GBP	220	287
2.029% due 06/18/2039 ●		$1,521	1,483
Grecale RMBS SRL 0.096% due 01/27/2061 ●	EUR	2,811	3,155
GreenPoint Mortgage Funding Trust
1.868% due 02/25/2037 ^●		$13,463	13,640
1.972% due 01/25/2037 ●		9,363	9,083
1.992% due 03/25/2047 ●		19,293	18,945
2.002% due 04/25/2036 ●		16,533	15,950
2.032% due 08/25/2045 ●		335	322
2.112% due 09/25/2046 ^●		4,451	3,535
2.312% due 10/25/2045 ●		588	600
2.332% due 11/25/2045 ●		68	60
2.412% due 10/25/2045 ●		4,165	3,845
Grifonas Finance PLC 0.000% due 08/28/2039 ●	EUR	28,330	29,408
GS Mortgage Securities Corp. 0.207% due 05/03/2032 ~(a)		$179,000	2,428
GS Mortgage Securities Corp. Trust 2.856% due 05/10/2034		47,500	47,372
GS Mortgage Securities Trust
0.052% due 12/10/2043 ~(a)		83,642	49
0.208% due 12/10/2043 ~(a)		35,931	56
0.572% due 11/10/2049 ~(a)		167,445	4,531
0.581% due 08/10/2046 ~(a)		100,215	1,912
0.656% due 03/10/2044 ~(a)		14,740	67
1.327% due 08/10/2043 ~(a)		124,308	504
1.330% due 08/10/2044 ~(a)		12,210	187
1.934% due 01/10/2045 ~(a)		5,832	163
2.161% due 05/10/2045 ~(a)		49,854	1,384
3.120% due 05/10/2050		2,700	2,761
3.278% due 10/10/2048		6,278	6,470
3.365% due 11/10/2047		7,423	7,622
3.801% due 01/10/2047		9,631	10,011
GSC Capital Corp. Mortgage Trust 1.992% due 02/25/2036 ^●		8,297	8,108
GSMPS Mortgage Loan Trust
2.142% due 01/25/2035 ●		24,849	23,152
2.142% due 03/25/2035 ●		3,883	3,640
2.192% due 06/25/2034 ●		39,606	37,340
7.103% due 10/20/2032 ~		15,204	15,588
GSMSC Pass-Through Trust
7.500% due 09/25/2036 ^~		944	606
7.500% due 10/25/2036 ~		1,197	754
GSMSC Resecuritization Trust
1.843% due 02/26/2037 ●		34,046	32,095
1.848% due 04/26/2037 ●		56,017	30,223
1.932% due 10/26/2036 ●		12,662	10,266
1.993% due 08/26/2033 ●		1,478	1,468
GSR Mortgage Loan Trust
2.052% due 08/25/2046 ●		35,802	18,857
2.242% due 07/25/2037 ^●		193	74
3.899% due 12/25/2034 ~		450	218
3.938% due 04/25/2036 ~		1,288	1,148

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

3.956% due 01/25/2036 ^~		4,103	4,183
4.028% due 03/25/2037 ^~		1,853	1,784
4.040% due 04/25/2032 ●		16	15
4.049% due 01/25/2036 ^~		93	93
4.133% due 11/25/2035 ~		30	31
4.198% due 11/25/2035 ~		221	171
4.302% due 01/25/2035 ~		626	638
4.306% due 08/25/2034 ~		30	30
4.337% due 05/25/2035 ~		1,277	1,245
4.361% due 04/25/2035 ~		119	119
4.438% due 09/25/2034 ~		17	17
4.447% due 08/25/2034 ~		1,276	1,268
4.448% due 07/25/2035 ~		2,081	1,976
4.492% due 07/25/2035 ~		1,467	1,236
4.503% due 08/25/2034 ~		336	336
4.507% due 07/25/2035 ~		439	440
4.513% due 05/25/2035 ~		1,062	950
4.520% due 09/25/2035 ~		761	780
4.630% due 10/25/2035 ^~		1,780	1,699
4.655% due 11/25/2035 ~		29	30
4.678% due 04/25/2035 ~		54	55
4.901% due 05/25/2035 ~		5,526	5,160
5.000% due 07/25/2036		481	503
5.500% due 03/25/2036 ^		1,516	1,839
5.500% due 03/25/2036		728	798
5.500% due 06/25/2036 ^		19	50
5.500% due 01/25/2037 ^		2,443	3,072
5.750% due 02/25/2036 ^		542	530
5.750% due 02/25/2037 ^		34	47
6.000% due 02/25/2021 ^		1,008	893
6.000% due 11/25/2035		324	235
6.000% due 02/25/2036 ^		609	483
6.000% due 03/25/2036		15,812	11,145
6.000% due 06/25/2036 ^		1,243	1,572
6.000% due 07/25/2036		3,542	2,983
6.000% due 09/25/2036 ^		1,846	1,344
6.000% due 01/25/2037 ^		78	74
6.250% due 10/25/2036 ^		23,245	22,990
6.500% due 09/25/2036 ^		1,725	1,316
6.500% due 10/25/2036 ^		884	701
HarborView Mortgage Loan Trust
1.934% due 12/19/2036 ^●		112	104
1.944% due 11/19/2036 ●		7,625	7,665
1.944% due 07/19/2046 ^●		166	114
1.954% due 09/19/2037 ●		14,596	14,273
1.954% due 02/19/2046 ●		2,711	2,711
1.974% due 11/19/2036 ●		6,492	6,003
1.984% due 07/19/2047 ●		9,977	9,654
2.004% due 12/19/2036 ^●		4,071	3,903
2.045% due 10/20/2045 ●		11,112	9,546
2.074% due 11/19/2035 ●		1,483	1,430
2.244% due 01/19/2036 ^●		456	427
2.264% due 01/19/2036 ●		591	471
2.304% due 07/19/2045 ●		10,849	10,723
2.324% due 02/19/2036 ●		6,168	5,122
2.344% due 07/19/2045 ●		56	46
2.384% due 08/19/2045 ●		591	590
2.404% due 01/19/2035 ●		259	251
2.424% due 09/19/2035 ●		2,068	1,877
2.464% due 01/19/2035 ●		1,844	1,713
2.524% due 01/19/2035 ^●		344	319
2.544% due 12/19/2034 ^●		5,783	5,561
2.564% due 11/19/2034 ●		253	248
2.564% due 12/19/2034 ^●		58	56
2.584% due 12/19/2034 ^●		21,706	19,781
2.624% due 11/19/2034 ●		20,587	18,210
2.792% due 10/25/2037 ●		21,742	21,680
2.816% due 06/19/2034 ●		28	28
2.977% due 06/19/2045 ^●		4,860	3,172
3.089% due 12/19/2036 ^●		11,464	11,187
3.808% due 12/19/2035 ^~		2,398	1,776
3.899% due 11/19/2034 ~		58	58
3.910% due 06/19/2036 ^~		389	278
4.169% due 06/19/2036 ^~		157	102
4.323% due 08/19/2036 ^~		902	850
4.343% due 07/19/2035 ^~		1,676	1,585
4.507% due 12/19/2035 ^~		14	14
4.556% due 08/19/2034 ~		924	962
4.560% due 12/19/2035 ~		557	538
Hilton USA Trust
0.475% due 11/05/2038 ~(a)		118,960	3,714
2.828% due 11/05/2035		71,800	71,819
Hipocat FTA 0.000% due 07/15/2036 ●	EUR	117	130
HomeBanc Mortgage Trust 2.092% due 05/25/2037 ^●		$29	29

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

HSI Asset Loan Obligation Trust
3.978% due 09/25/2037 ^~		13,938	13,315
4.125% due 01/25/2037 ^~		1,891	1,701
4.140% due 01/25/2037 ^~		221	209
4.432% due 09/25/2037 ^~		8,274	7,315
4.708% due 01/25/2037 ~		5,177	4,439
HSI Asset Securitization Corp. Trust
2.752% due 07/25/2035 ●		900	879
2.782% due 07/25/2035 ●		1,519	696
Hudson’s Bay Simon JV Trust 4.906% due 08/05/2034		20,184	20,513
IM Pastor Fondo de Titulizacion de Activos 0.000% due 03/22/2044 ●	EUR	26,521	27,546
Impac CMB Trust
2.072% due 10/25/2035 ●		$9,427	9,266
2.312% due 04/25/2035 ●		3,339	3,261
2.432% due 09/25/2034 ●		144	144
2.432% due 03/25/2035 ●		9,464	9,314
Impac Secured Assets Trust
1.962% due 01/25/2037 ●		8	8
1.992% due 05/25/2036 ●		80	79
2.032% due 03/25/2037 ●		38,219	31,665
2.032% due 09/25/2037 ^●		12,344	10,799
2.142% due 05/25/2036 ●		1,537	1,499
2.152% due 09/25/2037 ●		18,214	16,126
3.192% due 05/25/2036 ●		3,835	3,793
IndyMac Adjustable Rate Mortgage Trust 3.642% due 01/25/2032 ~		6	6
IndyMac Mortgage Loan Trust
1.912% due 07/25/2036 ●		10,234	9,529
1.922% due 10/25/2036 ●		111	106
1.948% due 06/25/2037 ●		1,785	1,723
1.982% due 09/25/2046 ●		2,154	2,070
1.992% due 10/25/2036 ●		4,372	4,183
1.992% due 06/25/2046 ●		24,168	21,686
1.992% due 11/25/2046 ●		23,474	22,455
2.002% due 04/25/2046 ●		7,584	7,204
2.002% due 05/25/2046 ●		53,499	52,716
2.012% due 04/25/2046 ●		8,299	7,895
2.022% due 07/25/2046 ●		9,719	9,513
2.042% due 02/25/2037 ●		24,894	18,353
2.092% due 06/25/2037 ^●		10,974	6,936
2.252% due 04/25/2035 ●		994	938
2.272% due 04/25/2035 ●		7,148	7,008
2.312% due 07/25/2035 ●		16,489	14,677
2.352% due 03/25/2035 ●		1,273	1,243
2.352% due 07/25/2035 ●		4,075	2,537
2.392% due 04/25/2034 ●		51	51
2.412% due 06/25/2034 ●		105	105
2.432% due 02/25/2035 ●		268	264
2.432% due 07/25/2045 ●		250	236
2.472% due 02/25/2035 ●		1,757	1,514
2.572% due 10/25/2036 ●		9,769	8,113
2.592% due 08/25/2034 ●		77	72
2.592% due 11/25/2034 ●		8	8
2.672% due 09/25/2034 ●		101	94
3.090% due 01/25/2035 ~		864	833
3.141% due 06/25/2037 ~		5,639	4,080
3.248% due 01/25/2036 ~		1,867	1,733
3.348% due 06/25/2037 ^~		16,838	15,717
3.380% due 01/25/2036 ^~		120	108
3.398% due 06/25/2035 ^~		102	91
3.471% due 05/25/2036 ~		19,499	15,718
3.506% due 07/25/2037 ~		23,890	19,968
3.571% due 10/25/2035 ~		227	207
3.571% due 06/25/2036 ~		259	215
3.619% due 12/25/2035 ^~		1,595	1,397
3.622% due 06/25/2036 ~		29,101	25,524
3.657% due 05/25/2037 ●		59,741	54,233
3.659% due 11/25/2037 ~		14,609	14,387
3.673% due 11/25/2035 ^~		3,575	3,402
3.689% due 06/25/2036 ~		752	737
3.699% due 07/25/2036 ~		9,930	8,647
3.735% due 09/25/2036 ~		4,434	3,645
3.742% due 11/25/2035 ^~		10,287	8,266
3.744% due 05/25/2036 ^~		20,602	18,752
3.746% due 08/25/2037 ^~		81	70
3.785% due 09/25/2037 ~		10,374	6,879
3.794% due 09/25/2035 ^~		2,585	2,427
3.799% due 05/25/2037 ^~		25,391	20,254
3.805% due 12/25/2035 ~		9,234	8,457
3.807% due 08/25/2035 ~		5,489	4,987
3.843% due 08/25/2035 ~		265	245
3.861% due 03/25/2035 ~		30	31
3.944% due 02/25/2036 ~		3,936	3,533
3.951% due 09/25/2036 ~		89	77

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

3.953% due 01/25/2036 ~	184	185
3.979% due 11/25/2035 ^~	482	458
4.010% due 01/25/2037 ~	7,173	6,729
4.029% due 03/25/2035 ~	895	911
4.075% due 03/25/2037 ^~	1,573	1,508
4.399% due 07/25/2035 ~	6,465	5,384
4.422% due 04/25/2035 ~	22	22
6.000% due 06/25/2037	17,310	14,767
6.250% due 11/25/2037 ^	2,404	1,757
6.500% due 09/25/2037 ^	111	92
InTown Hotel Portfolio Trust 0.000% due 01/15/2033 ~(a)	217,597	2
JPMBB Commercial Mortgage Securities Trust 0.572% due 08/15/2046 ~(a)	57,921	1,031
JPMDB Commercial Mortgage Securities Trust 0.815% due 12/15/2049 ~(a)	191,249	8,771
JPMorgan Alternative Loan Trust
4.107% due 05/25/2036 ^~	1,140	857
5.500% due 02/25/2021 ^	18	18
5.639% due 05/26/2037 ~	23,505	4,380
6.000% due 12/25/2036 þ	40,900	34,794
6.310% due 08/25/2036 ^þ	42,364	40,111
JPMorgan Chase Commercial Mortgage Securities Trust
0.449% due 09/12/2037 ~(a)	8,002	6
1.259% due 04/15/2046 ~(a)	125,170	4,376
1.430% due 08/15/2049 ~(a)	161,251	11,791
1.530% due 11/15/2043 ~(a)	74,477	389
1.573% due 05/15/2045 ~(a)	126,338	3,712
JPMorgan Mortgage Trust
3.693% due 02/25/2034 ~	6	6
3.759% due 10/25/2033 ~	52	53
3.826% due 01/25/2037 ^~	694	677
3.899% due 11/25/2035 ~	25	23
3.912% due 11/25/2035 ~	255	247
3.954% due 06/25/2037 ^~	5,845	5,126
3.989% due 10/25/2036 ~	589	525
4.035% due 10/25/2035 ^~	348	321
4.051% due 06/25/2035 ~	276	286
4.097% due 10/25/2036 ^~	1,440	1,302
4.107% due 08/25/2035 ~	14	15
4.107% due 06/25/2037 ^~	498	464
4.113% due 10/25/2035 ~	189	195
4.133% due 04/25/2037 ^~	8,514	7,859
4.174% due 08/25/2036 ^~	4,508	4,192
4.187% due 04/25/2036 ~	760	763
4.187% due 04/25/2036 ^~	10,793	10,619
4.202% due 04/25/2036 ^~	1,564	1,443
4.205% due 09/25/2035 ~	440	436
4.210% due 08/25/2035 ^~	1,756	1,737
4.280% due 05/25/2036 ^~	654	654
4.280% due 05/25/2036 ~	698	697
4.289% due 07/25/2035 ~	22	22
4.305% due 07/25/2035 ~	644	648
4.324% due 04/25/2037 ^~	950	893
4.334% due 05/25/2036 ^~	14	14
4.346% due 02/25/2036 ^~	2,843	2,649
4.389% due 06/25/2036 ^~	300	269
4.401% due 08/25/2036 ^~	957	845
4.406% due 08/25/2035 ~	1,318	1,382
4.412% due 10/25/2035 ~	11	10
4.443% due 04/25/2035 ~	93	96
4.448% due 06/25/2036 ^~	2,060	1,854
4.449% due 04/25/2035 ~	344	353
4.459% due 07/25/2035 ~	1,334	1,347
4.492% due 07/25/2035 ~	268	273
4.533% due 06/25/2035 ~	79	72
4.611% due 02/25/2035 ~	23	23
4.657% due 07/25/2035 ~	220	226
4.728% due 10/25/2036 ^~	1,528	1,496
5.000% due 06/25/2021 ^	69	64
5.000% due 03/25/2022 ^	12	12
5.500% due 01/25/2021 ^	29	28
5.500% due 03/25/2022 ^	5	5
5.500% due 09/25/2035	3,981	3,901
5.500% due 01/25/2036 ^	1,062	841
5.500% due 08/25/2037 ^	3,313	2,605
5.750% due 03/25/2037 ^	481	361
6.000% due 10/25/2034	5,066	5,050
6.000% due 07/25/2036 ^	3,753	3,185
6.000% due 06/25/2037 ^	15,289	11,398
6.000% due 08/25/2037 ^	116	94
6.500% due 09/25/2035	394	382
7.000% due 08/25/2037 ^	1,036	868
JPMorgan Resecuritization Trust 1.878% due 11/26/2036 ●	16,028	13,898

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

Kentmere PLC
0.000% due 10/28/2051 ●	GBP	714,108	948,976
0.000% due 10/28/2051 ~		9,500	58,551
0.000% due 10/28/2051 (g)		10,711	14,160
Kirkby RMBS PLC
0.000% due 02/22/2045 ~		6	30,095
1.587% due 02/22/2045 ●		332,835	433,142
2.250% due 02/22/2045		26,742	26,377
2.787% due 02/22/2045 ●		82,543	106,407
Landmark Mortgage Securities PLC
0.000% due 06/17/2039 ●	EUR	1,249	1,334
0.994% due 06/17/2039 ●	GBP	3,594	4,512
1.073% due 04/17/2044 ●		24,037	29,979
LB-UBS Commercial Mortgage Trust
0.163% due 02/15/2040 ~(a)		$771	0
5.407% due 11/15/2038 ^		20,583	12,247
5.562% due 02/15/2040 ^~		13,463	8,283
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ		16,968	16,979
Lehman Mortgage Trust
2.212% due 12/25/2036 ●		7,131	2,486
2.392% due 07/25/2036 ●		7,073	3,587
2.692% due 12/25/2035 ^●		1,225	995
4.908% due 03/25/2037 ^●(a)		16,335	4,379
5.170% due 01/25/2036 ^~		2,742	2,768
5.378% due 12/25/2035 ~		3,686	1,777
5.450% due 07/25/2037 ~		3,785	2,853
5.500% due 12/25/2035 ^		43	35
5.777% due 04/25/2036 ^~		4,192	3,689
6.000% due 08/25/2037		3,364	3,430
6.500% due 09/25/2037 ^		5,765	3,651
Lehman XS Trust
1.952% due 03/25/2047 ^●		915	945
1.982% due 11/25/2046 ●		240	229
1.992% due 08/25/2046 ^●		17,388	16,686
1.992% due 11/25/2046 ^●		18,218	17,509
1.992% due 07/25/2047 ^●		15,048	14,698
2.002% due 09/25/2046 ●		137	135
2.392% due 12/25/2035 ^●		12	9
5.110% due 07/25/2035 ^þ		970	976
Ludgate Funding PLC
0.920% due 01/01/2061 ●	GBP	5,858	7,357
0.977% due 12/01/2060 ●		4,922	6,249
1.360% due 01/01/2061 ●		7,602	9,781
Luminent Mortgage Trust 1.992% due 02/25/2046 ●		$124	110
Mansard Mortgages PLC 1.448% due 12/15/2049 ●	GBP	13,206	17,209
MASTR Adjustable Rate Mortgages Trust
2.032% due 05/25/2037 ●		$740	461
2.342% due 09/25/2037 ●		4,481	2,051
2.472% due 05/25/2047 ^●		3,702	4,083
2.500% due 01/25/2034 ~		143	139
2.996% due 09/25/2034 ~		115	110
3.153% due 07/25/2035 ^~		1,305	1,235
3.382% due 07/25/2035 ^~		293	279
3.705% due 09/25/2033 ~		495	493
3.806% due 12/25/2033 ~		100	102
3.866% due 09/25/2035 ^~		971	786
3.913% due 11/25/2036 ~		78	87
3.924% due 10/25/2034 ~		332	313
3.927% due 12/25/2033 ~		472	482
4.078% due 05/25/2034 ~		200	206
4.198% due 01/25/2036 ~		7,110	7,056
4.469% due 02/25/2036 ~		11	10
4.606% due 04/21/2034 ~		30	31
4.614% due 12/21/2034 ~		102	101
4.661% due 06/25/2035 ~		132	128
4.696% due 11/21/2034 ~		362	374
4.750% due 07/25/2034 ~		417	421
4.985% due 10/25/2032 ~		65	66
MASTR Alternative Loan Trust
5.500% due 07/25/2034		2,241	2,331
5.500% due 08/25/2034		3,689	3,860
7.000% due 06/25/2034		22	23
MASTR Asset Securitization Trust
5.500% due 06/26/2034		41	42
5.750% due 02/25/2021		71	63
6.000% due 10/25/2022 ~		24	24
6.000% due 06/25/2036 ^		315	295
6.000% due 06/25/2036 ^●		2,495	2,336
MASTR Reperforming Loan Trust
2.142% due 05/25/2035 ●		2,120	1,495
2.152% due 07/25/2035 ^●		24,817	15,755
4.358% due 05/25/2036 ~		222	214

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

MASTR Seasoned Securitization Trust
3.696% due 05/25/2032 ~		305	308
4.076% due 10/25/2032 ~		339	349
4.466% due 10/25/2032 ~		24	25
4.566% due 10/25/2032 ~		111	114
6.500% due 08/25/2032 ~		47	49
MBS Bancaja Fondo de Titulizacion de Activos 0.000% due 02/25/2038 ●	EUR	1,902	2,135
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.440% due 11/15/2031 ●		$223	226
2.480% due 09/15/2030 ●		422	424
Merrill Lynch Alternative Note Asset Trust
1.878% due 02/25/2037 ●		656	658
1.992% due 03/25/2037 ●		5,627	2,305
2.092% due 03/25/2037 ●		270	112
4.137% due 06/25/2037 ^~		38,996	29,283
Merrill Lynch Mortgage Investors Trust
2.060% due 08/25/2036 ●		14,747	14,712
2.252% due 04/25/2029 ●		930	912
2.252% due 03/25/2030 ●		108	107
2.354% due 07/25/2030 ●		1,287	1,282
2.452% due 06/25/2028 ●		1,897	1,904
2.452% due 11/25/2029 ●		1,298	1,289
2.472% due 04/25/2028 ●		12	12
2.524% due 01/25/2030 ●		20	20
2.559% due 03/25/2030 ●		260	255
2.604% due 01/25/2029 ●		412	407
2.739% due 10/25/2028 ●		65	65
2.759% due 11/25/2029 ●		71	72
3.297% due 05/25/2034 ~		79	75
3.564% due 01/25/2029 ~		5	5
3.614% due 01/25/2029 ~		4,294	4,238
3.804% due 12/25/2034 ~		373	378
3.836% due 05/25/2029 ~		81	81
3.925% due 05/25/2036 ~		448	459
4.005% due 04/25/2035 ~		72	72
4.027% due 02/25/2033 ~		31	31
4.036% due 09/25/2033 ~		7	7
4.043% due 05/25/2036 ^~		629	632
4.132% due 09/25/2029 ~		145	146
4.148% due 02/25/2036 ~		4	4
4.189% due 05/25/2036 ~		93	95
4.194% due 02/25/2034 ~		92	93
4.221% due 12/25/2034 ~		23	24
4.224% due 07/25/2035 ^~		479	363
4.227% due 03/25/2036 ^~		2,873	2,047
4.260% due 12/25/2035 ^~		77	68
4.330% due 09/25/2035 ^~		65	60
4.359% due 02/25/2035 ~		1,683	1,706
4.429% due 06/25/2037 ~		216	216
4.478% due 07/25/2035 ^~		880	868
Merrill Lynch Mortgage Trust 0.000% due 02/12/2051 ~(a)		8,084	0
Merrill Lynch Mortgage-Backed Securities Trust
4.000% due 08/25/2036 ^●		9,583	9,501
4.218% due 06/25/2037 ^~		14	12
Morgan Stanley Bank of America Merrill Lynch Trust
0.997% due 02/15/2047 ~(a)		63,497	1,728
1.613% due 11/15/2045 ~(a)		68,012	2,387
3.040% due 04/15/2048		7,200	7,343
Morgan Stanley Capital Trust
0.303% due 11/12/2049 ~(a)		3,345	6
3.340% due 03/15/2049		11,000	11,337
Morgan Stanley Mortgage Loan Trust
2.072% due 01/25/2036 ●		1,752	1,320
2.544% due 06/25/2037 ~		15,461	10,849
3.292% due 10/25/2037 ^~		851	654
3.461% due 11/25/2037 ^~		3,223	3,000
3.522% due 07/25/2035 ~		298	282
3.754% due 08/25/2034 ~		1,013	1,008
3.794% due 05/25/2036 ^~		11,930	9,267
3.870% due 11/25/2035 ~		92	68
3.905% due 07/25/2034 ~		252	259
3.941% due 09/25/2035 ^~		73	62
4.011% due 07/25/2035 ^~		144	132
4.148% due 07/25/2034 ~		133	132
4.200% due 08/25/2034 ~		15	16
4.205% due 06/25/2036 ~		837	866
4.329% due 10/25/2034 ~		89	93
4.640% due 12/25/2035 ~		263	226
5.500% due 11/25/2035 ^		80	81
6.000% due 08/25/2037 ^		424	314
6.386% due 09/25/2034 ~		915	1,018
6.513% due 08/25/2036 ^þ		7,341	3,140
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037 ~		12,283	10,131

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

6.250% due 08/26/2047 ~		15,592	12,584
Morgan Stanley Resecuritization Trust
2.742% due 06/26/2047 ●		39,668	34,433
3.096% due 04/26/2047 ●		35,418	19,902
3.287% due 06/26/2047 ●		658	569
3.960% due 04/26/2047 ~		6,688	4,675
Mortgage Equity Conversion Asset Trust 2.030% due 05/25/2042 ●		104,374	98,143
MortgageIT Securities Corp. Mortgage Loan Trust 2.022% due 06/25/2047 ●		21,211	20,776
MortgageIT Trust 2.042% due 11/25/2035 ●		7,269	6,929
Motel 6 Trust 2.660% due 08/15/2034 ●		28,463	28,503
MSJP HAUL
0.400% due 09/05/2047 ~(a)		31,700	1,347
0.887% due 09/05/2047 ~(a)		53,100	3,592
NAAC Reperforming Loan REMIC Trust 6.500% due 03/25/2034 ^		659	650
NAAC Reperforming Loan REMIC Trust Certificates 6.500% due 02/25/2035 ^		2,193	2,226
Natixis Commercial Mortgage Securities Trust 3.821% due 02/15/2039		29,500	31,508
New Residential Mortgage Loan Trust 4.335% due 02/26/2024 þ		13,517	13,594
New Rochelle Public Library Trust 0.000% due 05/01/2058		443,461	436,901
Newgate Funding PLC
0.204% due 12/15/2050 ●	EUR	572	626
0.854% due 12/15/2050 ●		3,106	3,365
0.979% due 12/01/2050 ●	GBP	2,241	2,830
1.104% due 12/15/2050 ●	EUR	5,197	5,582
1.798% due 12/15/2050 ●	GBP	16,486	20,880
2.048% due 12/15/2050 ●		4,659	5,975
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.072% due 04/25/2037 ●		$153	128
3.649% due 10/25/2035 ~		484	482
4.183% due 02/25/2036 ^~		679	571
4.334% due 08/25/2034 ~		2,848	2,821
4.372% due 02/25/2036 ~		931	789
5.159% due 03/25/2035 þ		5	5
5.500% due 05/25/2033		3	3
6.000% due 05/25/2033		7	7
6.215% due 08/25/2036 ^~		7,230	2,319
6.431% due 08/25/2036 ^~		3,084	989
7.000% due 04/25/2033		6	6
Nomura Resecuritization Trust
0.000% due 08/27/2047 (g)		197,339	164,221
2.456% due 10/25/2036 ~		7,812	5,313
2.692% due 07/25/2036 ●		4,259	4,261
3.160% due 10/26/2036 ●		4,829	4,528
6.000% due 07/26/2037		15,426	8,728
NovaStar Mortgage Funding Trust 1.516% due 09/25/2046 ●		89,236	46,413
Paragon Mortgages PLC 1.007% due 01/15/2039 ●	GBP	52,275	65,871
Prime Mortgage Trust 7.000% due 07/25/2034		$321	311
Proteus RMBS DAC
0.000% due 10/29/2054 «	EUR	1,219	18,301
0.000% due 10/29/2054		85,302	54,506
0.037% due 10/29/2054		628,717	704,876
0.487% due 10/29/2054		52,929	59,278
0.788% due 10/29/2054		38,495	43,113
1.337% due 10/29/2054		28,871	32,286
2.587% due 10/29/2054		24,059	26,745
Provident Funding Mortgage Loan Trust
2.372% due 05/25/2035 ●		$736	745
4.359% due 05/25/2035 ~		93	95
4.535% due 10/25/2035 ~		70	71
4.792% due 04/25/2034 ~		40	40
RBSSP Resecuritization Trust
1.908% due 12/26/2036 ●		2,793	2,778
1.958% due 02/26/2037 ●		1,811	1,816
1.958% due 03/26/2037 ●		54,946	45,991
2.124% due 02/28/2047 ~		24,471	20,987
2.272% due 08/26/2045 ●		114	104
3.458% due 12/26/2037 ●		25,192	23,280
3.693% due 10/26/2036 ~		12,928	12,574
3.804% due 12/26/2036 ~		20,577	20,251
3.874% due 09/28/2047 ~		157,868	135,752
4.075% due 12/26/2036 ^~		6,574	5,376
4.269% due 07/26/2045 ~		7,774	7,943
4.326% due 03/26/2036 ~		10,658	8,509
Real Estate Asset Liquidity Trust 3.641% due 06/14/2061	CAD	62,407	48,178

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

Regal Trust 2.655% due 09/29/2031 ●		$40	36
Residential Accredit Loans, Inc. Trust
1.942% due 02/25/2047 ●		15,551	8,746
1.962% due 01/25/2037 ●		4,785	4,513
1.972% due 05/25/2036 ●		12,521	11,978
1.972% due 07/25/2036 ●		30,419	18,559
1.972% due 09/25/2036 ●		14,016	13,368
1.972% due 11/25/2036 ●		3,258	2,509
1.972% due 06/25/2046 ●		32,207	12,553
1.982% due 09/25/2036 ^●		6,391	6,087
1.992% due 05/25/2047 ●		3,947	3,869
1.997% due 09/25/2046 ●		4,724	4,581
2.007% due 05/25/2046 ●		17,742	17,228
2.042% due 02/25/2036 ^●		11,968	9,237
2.062% due 05/25/2046 ^●		1,203	1,077
2.092% due 08/25/2035 ●		4,746	4,284
2.092% due 04/25/2037 ●		5,116	3,978
2.122% due 03/25/2037 ●		202	43
2.152% due 01/25/2037 ^●		1,024	760
2.192% due 06/25/2036 ●		273	209
2.312% due 12/25/2045 ●		18,590	15,677
2.352% due 12/25/2045 ●		503	434
2.392% due 08/25/2036 ●		7,438	5,901
2.492% due 11/25/2035 ●		5,150	4,205
3.239% due 01/25/2046 ^●		17,016	16,209
3.472% due 11/25/2037 ~		12,331	11,597
3.599% due 09/25/2045 ●		619	597
3.977% due 08/25/2035 ^~		655	379
4.461% due 07/25/2035 ~		9,119	7,612
4.525% due 07/25/2035 ~		4,593	3,570
4.628% due 12/25/2035 ^~		8,139	7,478
4.658% due 12/26/2034 ^~		194	124
5.132% due 07/25/2035 ~		9	7
5.500% due 08/25/2035 ^		40	39
5.500% due 06/25/2037		6,301	5,652
5.750% due 12/25/2021 ^		90	86
6.000% due 08/25/2035 ^		744	744
6.000% due 10/25/2035 ^		9,114	6,149
6.000% due 12/25/2035 ^		3,435	3,365
6.000% due 08/25/2036 ^		21,939	20,948
6.000% due 09/25/2036		4,245	3,825
6.000% due 01/25/2037		146	138
6.000% due 02/25/2037 ^		15,047	13,737
6.000% due 03/25/2037 ^		12,836	11,912
6.000% due 05/25/2037		11,713	11,301
6.000% due 05/25/2037 ^		1,675	1,616
6.000% due 06/25/2037 ^		23,952	22,119
6.500% due 08/25/2036		28,047	26,037
Residential Asset Mortgage Products Trust
7.000% due 11/25/2031		101	109
7.500% due 12/25/2031		31	31
7.500% due 05/25/2032		32	33
7.500% due 07/25/2032		512	341
Residential Asset Securitization Trust
2.142% due 06/25/2036 ●		6,806	2,175
2.492% due 07/25/2036 ●		6,552	5,565
5.500% due 07/25/2035		1,212	1,069
5.500% due 09/25/2035 ^		25,832	20,972
6.000% due 11/25/2036 ^		7,194	4,469
6.000% due 01/25/2037 ^		3,870	2,392
6.000% due 03/25/2037 ^		7,796	4,369
6.000% due 04/25/2037		772	671
6.000% due 08/25/2037		776	625
6.250% due 11/25/2036 ^		13,225	8,533
6.500% due 09/25/2036		3,935	2,659
6.500% due 04/25/2037 ^		19,959	9,115
Residential Funding Mortgage Securities, Inc. Trust
4.034% due 09/25/2035 ~		686	638
4.179% due 08/25/2035 ^~		2,997	2,234
4.962% due 09/25/2036 ^~		112	108
5.082% due 10/25/2037 ^~		8,188	7,217
5.457% due 07/27/2037 ^~		164	144
5.492% due 04/25/2037 ~		1,378	1,284
5.500% due 03/25/2037 ^		3,600	3,276
5.628% due 10/25/2037 ^~		6,568	5,600
6.000% due 04/25/2037 ^		3,136	3,040
6.000% due 04/25/2037 ^●		164	156
6.000% due 10/25/2037 ^		694	558
6.500% due 03/25/2032		31	32
Resloc UK PLC 0.000% due 12/15/2043 ●	EUR	6,317	6,800
Ripon Mortgages PLC 1.602% due 08/20/2056 ●	GBP	421,386	558,844
RMAC Securities PLC
0.000% due 06/12/2044 ●	EUR	1,631	1,740

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

0.929% due 06/12/2044 ●	GBP	14,733	18,528
0.949% due 06/12/2044 ●		7,615	9,599
2.037% due 06/12/2044 ●		$2,741	2,589
Roundstone Securities DAC
0.000% due 09/28/2055 ~	EUR	92,331	49,941
0.187% due 09/28/2055 ●		905,450	1,007,137
0.337% due 09/28/2055 ●		72,544	78,806
0.587% due 09/28/2055 ●		49,462	52,996
1.000% due 09/28/2055 ~		18,400	13,448
1.087% due 09/28/2055 ●		29,677	31,655
1.837% due 09/28/2055 ●		49,461	51,729
Sequoia Mortgage Trust
1.068% due 09/20/2046 ^~		$490	402
2.115% due 07/20/2033 ●		74	73
2.385% due 08/20/2034 ●		505	507
2.425% due 06/20/2033 ●		279	276
2.515% due 05/20/2034 ●		1,290	1,295
2.525% due 10/20/2027 ●		3	3
2.525% due 04/20/2033 ●		69	68
2.565% due 10/20/2027 ●		41	41
2.635% due 11/20/2034 ●		159	158
2.757% due 02/20/2047 ~		292	274
2.817% due 04/20/2033 ●		513	508
3.564% due 08/20/2047 ~		7,321	6,348
3.863% due 09/20/2046 ^~		2,955	2,445
4.014% due 07/20/2037 ~		1,138	1,006
4.167% due 07/20/2037 ^~		7,474	6,676
Structured Adjustable Rate Mortgage Loan Trust
0.490% (LIBOR01M + 0.300%) due 09/25/2034 ~		272	260
2.942% due 12/25/2037 ^●		6,630	5,972
3.407% due 10/25/2037 ^●		5,119	5,043
3.584% due 11/25/2035 ^~		103	98
3.709% due 07/25/2037 ^~		40	33
3.715% due 09/25/2036 ^~		14,104	11,650
3.750% due 05/25/2036 ^~		4,845	4,128
3.832% due 12/25/2034 ~		38	37
3.870% due 05/25/2035 ~		30	27
3.890% due 12/25/2034 ~		704	710
3.892% due 03/25/2035 ~		7,924	7,548
3.918% due 05/25/2036 ^~		6,859	5,934
3.942% due 04/25/2035 ~		66	66
3.967% due 12/25/2035 ~		236	227
4.017% due 11/25/2035 ~		351	310
4.020% due 10/25/2035 ^~		3,340	3,191
4.043% due 05/25/2035 ~		5,433	4,932
4.060% due 04/25/2034 ~		7	8
4.078% due 01/25/2037 ^~		5,177	4,776
4.080% due 09/25/2036 ^~		14,613	14,698
4.102% due 10/25/2034 ~		108	110
4.111% due 01/25/2036 ^~		4,384	3,247
4.137% due 02/25/2036 ^~		3,266	3,150
4.230% due 07/25/2035 ^~		2,995	2,823
4.239% due 02/25/2036 ^~		6,683	5,192
4.241% due 08/25/2035 ~		1,267	1,287
4.260% due 09/25/2036 ^~		3,741	3,373
4.306% due 09/25/2034 ~		103	106
4.374% due 09/25/2035 ~		2,946	2,877
4.383% due 03/25/2035 ~		589	601
4.397% due 05/25/2036 ^~		133	128
4.413% due 03/25/2036 ^~		1,239	1,158
4.492% due 11/25/2035 ^~		685	654
Structured Asset Mortgage Investments Trust
1.912% due 08/25/2036 ●		11,267	10,624
1.972% due 01/25/2037 ●		3,414	3,307
1.972% due 07/25/2046 ●		11,628	10,812
1.982% due 06/25/2036 ●		7,023	7,086
1.982% due 07/25/2046 ^●		8,768	7,139
1.992% due 05/25/2036 ●		12,305	12,083
1.992% due 10/25/2036 ●		5,556	5,269
2.002% due 04/25/2036 ●		24,439	24,782
2.002% due 05/25/2036 ●		269	257
2.002% due 08/25/2036 ^●		12,773	12,338
2.002% due 05/25/2046 ●		172	148
2.002% due 09/25/2047 ^●		19,357	20,312
2.012% due 09/25/2047 ●		17,629	17,405
2.014% due 07/19/2035 ●		1,761	1,753
2.022% due 02/25/2036 ●		9,817	9,093
2.022% due 02/25/2036 ^●		47,401	46,923
2.022% due 07/25/2036 ^●		21	9
2.072% due 02/25/2036 ^●		17,437	16,874
2.092% due 08/25/2036 ^●		5,930	5,288
2.252% due 05/25/2045 ●		1,154	1,154
2.342% due 09/25/2047 ^●		26,132	23,264
2.444% due 05/19/2035 ●		1,172	1,177
2.642% due 05/25/2047 ●		3,588	3,179
3.315% due 05/25/2047 ^~		38,175	34,918

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

3.767% due 05/25/2045 ^~		110	93
4.222% due 02/19/2035 ~		3	3
Structured Asset Securities Corp.
2.142% due 03/25/2035 ●		3,726	3,409
2.142% due 04/25/2035 ●		347	327
3.936% due 12/25/2033 ~		535	547
Structured Asset Securities Corp. Mortgage Loan Trust 2.392% due 10/25/2027 ●		217	217
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.008% due 11/25/2033 ~		61	62
4.043% due 01/25/2034 ~		125	128
4.135% due 03/25/2033 ~		109	112
4.271% due 11/25/2033 ~		250	254
4.300% due 09/25/2033 ~		202	206
4.635% due 07/25/2033 ~		310	320
4.792% due 07/25/2032 ●		3,785	3,757
SunTrust Adjustable Rate Mortgage Loan Trust
4.311% due 02/25/2037 ^~		5,335	5,091
4.597% due 04/25/2037 ^~		1,766	1,399
TDA Mixto Fondo de Titulizacion de Activos
0.000% due 06/22/2045 ●	EUR	356	398
3.102% due 03/22/2036 ●		1,200	1,376
Terwin Mortgage Trust 2.072% due 10/25/2037 ●		$35,313	11,805
Theatre Hospitals PLC
3.785% due 10/15/2031 ●	GBP	61,320	81,224
4.190% due 12/15/2024 «(l)		1,310	0
Thornburg Mortgage Securities Trust
2.332% due 03/25/2044 ●		$112	109
3.252% due 06/25/2047 ●		5,052	4,732
3.452% due 12/25/2044 ~		39	40
3.645% due 10/25/2043 ~		227	226
Trinity Square PLC 1.935% due 07/15/2051 ●	GBP	15,492	20,681
UBS Commercial Mortgage Trust 2.077% due 05/10/2045 ~(a)		$142,992	5,155
UBS-Barclays Commercial Mortgage Trust 1.119% due 04/10/2046 ~(a)		75,203	2,229
Uropa Securities PLC
0.000% due 10/10/2040 ●	EUR	9,682	10,367
0.974% due 10/10/2040 ●	GBP	28,862	36,338
Wachovia Mortgage Loan Trust LLC
4.253% due 10/20/2035 ^~		$910	904
4.260% due 10/20/2035 ~		807	749
4.334% due 10/20/2035 ~		66	69
4.461% due 03/20/2037 ^~		75	69
4.502% due 08/20/2035 ^~		837	773
4.547% due 05/20/2036 ~		101	101
WaMu Mortgage Pass-Through Certificates Trust
2.052% due 11/25/2045 ●		640	627
2.062% due 12/25/2045 ●		2,788	2,730
2.082% due 12/25/2045 ●		5,207	5,084
2.122% due 01/25/2045 ●		6,088	6,007
2.142% due 01/25/2045 ●		103	102
2.232% due 07/25/2044 ●		7,575	7,492
2.252% due 04/25/2045 ●		6,952	6,930
2.372% due 07/25/2045 ●		2,019	2,003
2.472% due 01/25/2045 ●		3,982	3,963
2.532% due 11/25/2034 ●		2,135	2,154
2.572% due 10/25/2044 ●		1,471	1,471
2.572% due 10/25/2045 ●		1,638	1,659
2.592% due 10/25/2044 ●		1,908	1,904
2.627% due 07/25/2046 ●		10,552	10,233
2.672% due 11/25/2034 ●		43	43
2.939% due 02/25/2047 ^●		25,160	24,459
2.969% due 01/25/2047 ●		1,486	1,532
2.979% due 01/25/2047 ^●		6,257	6,117
2.989% due 06/25/2047 ●		5,794	5,568
2.999% due 04/25/2047 ●		4,369	4,378
3.079% due 11/25/2046 ●		12,903	12,172
3.119% due 10/25/2046 ^●		45,865	44,065
3.147% due 12/25/2046 ^●		14,212	13,425
3.188% due 01/25/2037 ^~		3,982	3,751
3.199% due 09/25/2046 ●		7,696	7,146
3.210% due 10/25/2036 ^~		1,382	1,299
3.219% due 06/25/2046 ●		960	962
3.219% due 07/25/2046 ●		12,440	11,160
3.229% due 06/25/2046 ●		2,395	2,391
3.245% due 11/25/2036 ^~		1,079	1,067
3.248% due 01/25/2037 ^~		5,997	5,575
3.267% due 05/25/2046 ●		8,345	8,409
3.271% due 11/25/2036 ^~		3,188	3,086
3.335% due 10/25/2036 ^~		331	317
3.342% due 12/25/2036 ^~		71	67
3.375% due 01/25/2037 ^~		10,058	9,686
3.439% due 11/25/2042 ●		191	189

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

3.444% due 05/25/2037 ^~		9,424	8,016
3.639% due 08/25/2042 ●		117	115
3.699% due 03/25/2037 ^~		27,072	25,195
3.717% due 06/25/2037 ^~		6,240	5,885
3.736% due 06/25/2037 ^~		2,360	2,258
3.800% due 07/25/2037 ^~		14,756	13,842
3.804% due 12/25/2036 ^~		4,724	4,733
3.818% due 08/25/2036 ^~		18,036	17,216
3.844% due 12/25/2035 ~		12,578	12,594
3.869% due 01/25/2036 ^~		424	421
3.871% due 08/25/2035 ~		19	19
3.871% due 03/25/2037 ^~		13,528	13,160
3.875% due 08/25/2046 ^~		81	79
3.884% due 10/25/2035 ~		3,354	3,353
3.884% due 09/25/2036 ^~		8,536	7,973
3.936% due 01/25/2035 ~		1,835	1,901
3.944% due 05/25/2037 ^~		1,568	1,545
3.946% due 02/25/2037 ^~		22,582	22,507
3.974% due 02/25/2037 ^~		14,053	13,883
3.995% due 07/25/2037 ^~		2,867	2,715
4.000% due 02/25/2037 ^~		3,367	3,226
4.035% due 01/25/2036 ~		1,111	1,125
4.035% due 02/25/2037 ^~		13,858	13,676
4.044% due 01/25/2036 ~		3,676	3,515
4.100% due 04/25/2037 ^~		18,130	17,732
4.141% due 09/25/2035 ~		412	415
4.236% due 03/25/2036 ~		3,323	3,259
4.276% due 02/25/2033 ~		316	322
4.419% due 03/25/2035 ~		1,369	1,363
4.425% due 08/25/2034 ~		759	772
WaMu Mortgage-Backed Pass-Through Certificates 3.923% due 12/19/2039 ~		109	111
Warwick Finance Residential Mortgages PLC
0.000% due 09/21/2049 ~	GBP	200	183,295
0.000% due 12/21/2049 (g)		7	32,148
1.600% due 12/21/2049 ●		400,923	531,406
2.300% due 09/21/2049 ●		72,086	95,862
2.300% due 12/21/2049 ●		46,014	61,088
2.800% due 12/21/2049 ●		23,010	30,678
3.300% due 09/21/2049 ●		50,900	67,439
3.300% due 12/21/2049 ●		13,146	17,581
3.800% due 12/21/2049 ●		13,146	17,360
Washington Mutual Mortgage Pass-Through Certificates Trust
1.982% due 07/25/2046 ●		$379	323
2.022% due 12/25/2036 ●		6,292	5,708
2.052% due 12/25/2035 ●		477	466
2.192% due 07/25/2035 ●		1,436	1,278
2.392% due 03/25/2036 ^●		1,708	1,546
2.939% due 01/25/2047 ●		23,842	21,070
2.939% due 04/25/2047 ●		6,056	5,317
2.959% due 12/25/2046 ●		7,668	6,864
3.009% due 04/25/2047 ●		8,531	7,528
3.089% due 10/25/2046 ^●		16,853	15,481
3.159% due 09/25/2046 ^●		23,586	20,719
3.179% due 04/25/2046 ●		36,535	34,273
3.209% due 05/25/2046 ^●		3,997	3,496
3.242% due 09/25/2035 ^●		1,287	1,151
3.725% due 06/25/2033 ~		134	137
4.239% due 09/25/2036 ^þ		34,523	16,016
4.297% due 10/25/2036 ^þ		72	39
4.581% due 10/25/2036 ^þ		6,754	3,075
5.500% due 06/25/2035		2,333	2,324
5.500% due 08/25/2035		66	65
5.500% due 11/25/2035 ^		576	510
5.750% due 11/25/2035 ^		813	798
5.750% due 01/25/2036 ^		5,878	5,516
6.000% due 11/25/2035 ^		2,653	2,753
6.000% due 04/25/2036 ^		3,554	3,327
6.000% due 07/25/2036 þ		1,701	708
6.000% due 04/25/2037		12,566	12,209
6.221% due 07/25/2036 ^þ		26,025	10,824
6.449% due 07/25/2036 ^þ		2,367	984
6.500% due 11/25/2035 ^		905	688
6.500% due 03/25/2036		17,653	15,039
6.500% due 05/25/2036 ^þ		5,333	4,996
6.500% due 08/25/2036 ^		28,489	22,276
7.500% due 04/25/2033		14	15
Wells Fargo Alternative Loan Trust 6.000% due 07/25/2037		811	810
Wells Fargo Commercial Mortgage Trust
1.239% due 11/15/2043 ~(a)		72,238	269
1.674% due 10/15/2049 ~(a)		309,003	26,300
2.471% due 12/15/2036 ●		26,021	25,959
3.324% due 01/15/2059		15,000	15,521
3.487% due 11/15/2048		5,000	5,199

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

Wells Fargo Mortgage Loan Trust
1.888% due 09/27/2047 ●	34,908	32,325
3.960% due 12/27/2046 ~	17,355	11,676
Wells Fargo Mortgage-Backed Securities Trust
4.425% due 11/25/2037 ^~	54	53
4.623% due 10/25/2034 ~	55	55
4.862% due 08/25/2036 ^~	648	633
5.193% due 04/25/2037 ^~	260	251
5.220% due 04/25/2036 ~	1,655	1,632
6.000% due 06/25/2036 ^	529	529
6.000% due 06/25/2037 ^	1,240	1,240
6.000% due 11/25/2037 ^	87	88
Wells Fargo-RBS Commercial Mortgage Trust
0.416% due 03/15/2047 ~(a)	83,202	1,538
1.222% due 03/15/2047 ~(a)	86,980	3,346
2.065% due 04/15/2045 ~(a)	66,869	2,040
2.527% due 12/15/2045 ●	25,910	26,051
Total Non-Agency Mortgage-Backed Securities (Cost $37,315,427)		38,832,443
ASSET-BACKED SECURITIES 19.1%
Aames Mortgage Investment Trust 2.992% due 06/25/2035 ●	8,397	8,227
ABSC Manufactured Housing Contract Resecuritization Trust 8.400% due 12/02/2030 ~	13,402	14,753
Academic Loan Funding Trust 2.592% due 12/26/2044 ●	3,136	3,092
Accredited Mortgage Loan Trust
2.012% due 02/25/2037 ●	25,211	24,005
2.392% due 04/25/2034 ●	643	633
2.392% due 07/25/2034 ●	5,141	5,109
2.497% due 04/25/2035 ●	1,542	1,547
2.670% due 09/25/2035 ●	7,220	7,133
5.210% due 01/25/2034 þ	1,747	1,846
ACE Securities Corp. Home Equity Loan Trust
1.852% due 10/25/2036 ●	200	103
1.882% due 07/25/2036 ^●	1,672	582
1.912% due 12/25/2036 ●	9,957	4,876
1.922% due 12/25/2036 ●	131,793	80,037
1.932% due 07/25/2036 ●	73,737	62,362
1.932% due 12/25/2036 ●	20,355	12,950
1.942% due 04/25/2036 ●	17,051	16,820
1.942% due 07/25/2036 ^●	10,515	3,712
1.942% due 07/25/2036 ●	30,220	14,226
1.982% due 02/25/2036 ●	40,979	40,446
2.032% due 07/25/2036 ●	21,242	10,274
2.062% due 08/25/2036 ●	14,237	12,728
2.412% due 02/25/2036 ^●	2,632	2,610
2.452% due 11/25/2035 ●	3,152	3,175
2.492% due 08/25/2045 ●	3,301	3,263
2.557% due 08/25/2035 ●	3,760	3,782
2.592% due 02/25/2034 ●	75	75
2.647% due 07/25/2035 ●	446	448
2.692% due 09/25/2033 ●	1,825	1,836
2.767% due 06/25/2034 ●	10,234	10,230
2.767% due 07/25/2035 ●	18,000	18,135
2.782% due 06/25/2035 ●	2,375	2,416
2.797% due 07/25/2035 ●	17,500	17,480
2.842% due 12/25/2033 ●	1,444	1,439
Aegis Asset-Backed Securities Trust 2.032% due 01/25/2037 ●	9,595	7,787
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 2.842% due 01/25/2034 ●	588	576
AFC Home Equity Loan Trust
2.392% due 09/27/2027 ●	71	71
2.442% due 09/22/2028 ●	194	190
2.672% due 02/25/2029 ●	290	277
ALESCO Preferred Funding Ltd.
2.208% due 12/23/2037 ●	10,320	9,599
2.248% due 09/23/2037 ●	13,574	12,285
2.258% due 12/23/2036 ●	19,914	18,346
2.268% due 09/23/2036 ●	27,500	24,752
2.288% due 06/23/2036 ●	20,061	18,882
2.321% due 07/15/2037 ●	14,266	13,037
2.328% due 09/23/2037 ●	2,255	1,669
2.378% due 06/23/2036 ●	27,500	23,375
2.378% due 12/23/2036 ●	7,500	6,000
2.398% due 12/23/2035 ●	20,821	17,542
2.401% due 07/15/2037 ●	27,000	22,072
2.428% due 09/23/2036 ●	12,000	9,930
2.449% due 07/23/2035 ●	16,859	16,711
2.559% due 07/23/2035 ●	2,585	2,563
2.578% due 12/23/2034 ●	4,750	4,275
2.636% due 07/30/2034 ●	7,000	6,265
2.678% due 09/23/2038 ●	63,087	59,305
2.679% due 07/23/2035 ●	15,152	14,697

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

2.751% due 05/01/2034 ●		4,763	4,615
2.759% due 03/23/2035 ●		5,000	4,462
2.878% due 09/23/2038 ●		10,000	8,025
4.928% due 12/23/2034 ~		5,112	4,520
Allegro CLO Ltd. 3.156% due 01/30/2026 ●		5,182	5,185
Ameriquest Mortgage Securities Trust
1.892% due 10/25/2036 ●		9,016	4,225
2.032% due 10/25/2036 ●		22,512	10,756
2.162% due 04/25/2036 ●		13,000	12,775
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.222% due 01/25/2036 ●		15,183	15,204
2.242% due 01/25/2036 ●		3,591	3,604
2.372% due 01/25/2036 ●		14,093	13,738
2.442% due 08/25/2035 ●		10,485	10,542
2.587% due 03/25/2035 ●		8,177	8,229
2.662% due 07/25/2034 ●		125	125
2.707% due 01/25/2035 ●		1,189	1,192
2.767% due 05/25/2035 ●		3,800	3,792
2.782% due 11/25/2034 ●		12,953	13,092
2.812% due 10/25/2034 ●		3,800	3,816
2.827% due 12/25/2033 ●		344	345
2.942% due 08/25/2035 ●		14,800	13,890
2.962% due 03/25/2035 ●		1,500	1,447
3.517% due 05/25/2034 ●		11,176	11,283
5.167% due 11/25/2032 ^●		2,312	2,331
5.317% due 11/25/2032 ^●		11	0
7.042% due 02/25/2033 ●		2,070	1,986
Arbour CLO DAC 0.850% due 07/15/2027 ●	EUR	54,823	61,437
Argent Securities Trust
1.882% due 07/25/2036 ●		$5,829	2,493
1.902% due 09/25/2036 ●		7,982	3,466
1.942% due 07/25/2036 ●		129,020	92,290
1.967% due 04/25/2036 ●		25,101	16,230
1.972% due 04/25/2036 ●		7,639	3,243
1.982% due 03/25/2036 ●		31	28
2.032% due 06/25/2036 ●		6,407	2,437
2.032% due 07/25/2036 ●		6,203	2,766
2.032% due 09/25/2036 ●		4,987	2,217
2.062% due 05/25/2036 ●		18,335	7,031
2.072% due 04/25/2036 ●		7,596	3,314
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.282% due 10/25/2035 ●		8,000	7,972
2.692% due 10/25/2034 ●		3,238	3,239
Asset-Backed Funding Certificates Trust
1.902% due 01/25/2037 ●		14,148	9,525
1.922% due 01/25/2037 ●		60,871	46,394
1.932% due 10/25/2036 ●		47,502	41,682
1.932% due 11/25/2036 ●		8,137	5,499
1.942% due 09/25/2036 ●		14,959	14,763
1.952% due 11/25/2036 ●		16,897	10,129
1.952% due 01/25/2037 ●		79,412	53,899
2.012% due 01/25/2037 ●		47,447	32,517
2.042% due 11/25/2036 ●		3,410	2,080
2.072% due 09/25/2036 ^●		26,829	20,059
2.452% due 03/25/2035 ●		5,213	5,170
2.467% due 06/25/2035 ●		3,825	3,844
2.767% due 06/25/2035 ●		11,569	10,690
2.792% due 06/25/2037 ●		3,667	3,301
2.917% due 12/25/2032 ●		907	932
Asset-Backed Securities Corp. Home Equity Loan Trust
1.932% due 07/25/2036 ●		1,919	1,897
1.942% due 12/25/2036 ●		5,942	5,841
1.952% due 05/25/2036 ●		1,783	1,780
2.042% due 03/25/2036 ●		10,132	8,984
2.212% due 01/25/2036 ●		9,429	6,988
2.692% due 06/25/2035 ●		15,798	15,741
2.737% due 04/25/2035 ●		917	924
2.737% due 05/25/2035 ●		4,671	4,696
2.887% due 02/25/2035 ●		199	200
3.390% due 03/15/2032 ●		276	280
Aurium CLO DAC 0.680% due 10/13/2029 ●	EUR	49,200	54,956
BankAmerica Manufactured Housing Contract Trust 7.556% due 12/10/2025 ~		$5,000	2,840
Barings Euro CLO BV
0.680% due 07/27/2030 ●	EUR	45,400	50,839
1.050% due 07/27/2030		4,400	4,939
Basic Asset-Backed Securities Trust 2.172% due 04/25/2036 ●		$4,715	4,258
Bayview Financial Acquisition Trust 2.155% due 05/28/2037 ●		6,316	5,939
Bayview Financial Asset Trust
2.818% due 03/25/2037 ●		3,397	3,324
2.918% due 03/25/2037 ●		3,554	3,503

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

2.927% due 03/25/2037 ●	6,537	6,491
3.627% due 03/25/2037 ●	1,931	1,922
3.977% due 03/25/2037 ●	1,788	1,792
Bayview Financial Mortgage Pass-Through Trust 2.572% due 04/28/2036 ●	4,574	4,462
Bayview Financial Revolving Asset Trust 2.735% due 12/28/2040 ●	3,167	3,068
Bayview Opportunity Master Fund Trust
3.967% due 03/28/2034 þ	3,854	3,863
4.090% due 02/28/2034 þ	1,968	1,970
Bear Stearns Asset-Backed Securities Trust
1.664% due 09/25/2034 ●	94	92
1.902% due 04/25/2031 ●	2,945	4,720
1.932% due 10/25/2036 ●	2,361	2,360
1.932% due 04/25/2037 ●	9,604	10,791
1.942% due 06/25/2036 ●	10,788	10,737
1.942% due 11/25/2036 ●	2,360	2,316
1.962% due 10/25/2036 ●	5,333	5,243
1.962% due 12/25/2036 ^●	7,930	8,881
1.972% due 06/25/2047 ●	752	754
1.982% due 05/25/2035 ●	543	544
2.012% due 06/25/2047 ●	13,756	13,741
2.022% due 04/25/2036 ●	13,107	17,682
2.032% due 06/25/2047 ●	13,400	13,309
2.092% due 06/25/2036 ●	8,700	8,339
2.092% due 02/25/2037 ●	18,108	13,891
2.112% due 01/25/2047 ●	242	244
2.132% due 05/25/2036 ^●	1,732	1,706
2.142% due 05/25/2037 ^●	14,775	12,744
2.172% due 04/25/2036 ●	6,822	9,123
2.172% due 01/25/2037 ●	7,766	7,630
2.192% due 09/25/2046 ●	4,198	4,026
2.212% due 12/25/2035 ●	7,324	7,350
2.222% due 12/25/2035 ●	6,604	6,600
2.232% due 12/25/2035 ^●	3,400	3,384
2.242% due 12/25/2035 ●	10,821	9,962
2.242% due 08/25/2036 ●	7,610	7,519
2.242% due 01/25/2047 ●	23,349	22,866
2.282% due 06/25/2036 ●	6	6
2.312% due 12/25/2035 ●	22,915	22,702
2.332% due 05/25/2036 ●	9,967	8,774
2.452% due 10/25/2032 ●	12	13
2.467% due 11/25/2035 ^●	7,100	7,117
2.472% due 10/25/2035 ●	16,061	15,905
2.492% due 11/25/2035 ^●	29,101	27,107
2.512% due 07/25/2035 ●	741	744
2.592% due 10/27/2032 ●	72	71
2.662% due 02/25/2036 ●	5,785	5,534
2.742% due 10/25/2037 ●	14,261	14,068
2.767% due 02/25/2034 ●	1,013	1,016
2.767% due 08/25/2035 ●	2,101	2,107
2.792% due 10/25/2037 ●	25,384	25,011
2.792% due 11/25/2042 ●	1,065	1,069
2.797% due 06/25/2035 ●	19,526	19,464
2.872% due 06/25/2035 ●	7,500	7,343
2.892% due 10/25/2033 ●	110	109
2.917% due 02/25/2035 ●	1,993	2,007
3.142% due 01/25/2036 ●	4,485	4,431
3.289% due 07/25/2036 ●	1,008	901
3.292% due 04/25/2036 ●	8,942	8,949
3.542% due 09/25/2035 ●	13,494	13,499
3.667% due 08/25/2034 ●	626	627
3.670% due 10/25/2036 ~	108	90
5.500% due 08/25/2035 ~	5,315	4,668
5.500% due 08/25/2036	1,059	1,066
5.750% due 10/25/2033 þ	249	257
6.000% due 06/25/2034 þ	339	345
6.000% due 10/25/2035 þ	7,448	6,550
6.000% due 08/25/2036	5,467	4,915
6.250% due 12/25/2036 þ	10,589	9,842
6.500% due 08/25/2036 ^	3,424	2,088
Bear Stearns Second Lien Trust
2.012% due 08/25/2037 ●	6,935	6,517
2.172% due 01/25/2037 ●	5,377	5,204
2.232% due 08/25/2037 ●	6,782	6,438
BFNS LLC 3.994% due 01/25/2029 ~	10,000	10,118
Bombardier Capital Mortgage Securitization Corp.
5.980% due 03/15/2029 ~	846	861
6.530% due 10/15/2028 ~	1,309	1,361
6.975% due 12/15/2029 ~	8,918	2,609
7.180% due 12/15/2029 ~	22,628	6,811
7.575% due 06/15/2030 ~	16,139	5,310
7.935% due 12/15/2030 ~	8,406	8,795
Buckingham CDO Ltd.
1.954% due 04/05/2041 ●	679,327	96,668

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

2.317% due 09/05/2051 ●	1,003,036	61,537
Business Jet Securities LLC 4.447% due 06/15/2033	22,866	23,216
California Street CLO Ltd. 3.031% due 10/15/2025 ●	58,148	58,165
Camber PLC 2.101% due 11/09/2053 ●	183,696	7,637
Carrington Mortgage Loan Trust
1.942% due 04/25/2036 ^●	66,048	64,311
2.012% due 01/25/2037 ●	17,797	14,225
2.042% due 10/25/2036 ●	7,116	5,818
2.052% due 02/25/2037 ●	14,000	13,180
2.212% due 02/25/2037 ●	8,317	7,179
2.262% due 12/25/2035 ●	9,280	9,340
CDC Mortgage Capital Trust 2.707% due 11/25/2034 ●	97	97
Cent CLO Ltd. 3.258% due 10/29/2025 ●	6,073	6,085
Centex Home Equity Loan Trust
2.112% due 06/25/2036 ●	31,200	30,365
2.412% due 09/25/2034 ●	646	649
Chase Funding Trust
2.292% due 05/25/2032 ●	109	108
2.392% due 07/25/2033 ●	9	9
CHEC Loan Trust 2.432% due 06/25/2034 ●	161	161
CIT Group Home Equity Loan Trust 2.767% due 12/25/2031 ●	177	177
CIT Mortgage Loan Trust
3.142% due 10/25/2037 ●	54,804	55,402
3.242% due 10/25/2037 ^●	409	411
3.292% due 10/25/2037 ●	30,000	30,468
Citigroup Mortgage Loan Trust
1.852% due 07/25/2045 ●	1,931	1,507
1.872% due 01/25/2037 ●	16,405	12,299
1.892% due 12/25/2036 ●	4,279	3,308
1.932% due 12/25/2036 ●	2,001	1,994
1.952% due 09/25/2036 ●	6,460	6,008
1.952% due 12/25/2036 ●	8,681	6,783
1.962% due 05/25/2037 ●	51,696	41,651
1.972% due 01/25/2037 ●	98,002	74,640
1.982% due 05/25/2037 ●	44,419	33,639
2.002% due 12/25/2036 ●	8,241	8,020
2.042% due 08/25/2036 ●	8,895	8,778
2.042% due 12/25/2036 ^●	14,644	13,196
2.042% due 01/25/2037 ●	31,905	24,565
2.052% due 03/25/2036 ●	5,582	5,356
2.062% due 05/25/2037 ●	25,635	23,132
2.242% due 03/25/2037 ●	21,391	21,047
2.392% due 12/25/2035 ^●	29,842	29,180
2.497% due 01/25/2036 ●	7,204	7,090
4.552% due 10/25/2037 þ	25,878	26,558
5.985% due 05/25/2036 þ	15,000	8,268
Citigroup Mortgage Loan Trust, Inc.
2.052% due 03/25/2037 ●	32,515	30,029
2.072% due 11/25/2036 ●	19,920	19,903
2.082% due 10/25/2036 ●	1,178	1,180
2.092% due 10/25/2036 ●	15,436	15,216
2.202% due 10/25/2035 ●	7,165	7,244
2.512% due 09/25/2035 ^●	1,097	1,102
2.842% due 02/25/2035 ●	833	820
5.249% due 08/25/2035 þ	32	32
Colony American Finance Ltd. 2.554% due 11/15/2048	14,518	14,496
Conseco Finance Corp.
6.280% due 09/01/2030	13,956	14,790
6.320% due 07/01/2030	5,048	5,191
6.440% due 12/01/2030	9,722	10,532
6.540% due 04/01/2029	3,586	3,708
6.660% due 06/01/2030 ~	1,203	1,241
6.760% due 03/01/2030 ~	817	845
6.810% due 12/01/2028 ~	37	38
7.220% due 03/15/2028 ~	4,336	4,518
7.240% due 11/15/2028 ~	4,030	4,228
7.860% due 03/01/2030 ~	14,295	9,552
Conseco Finance Securitizations Corp.
3.759% due 12/01/2033 ●	8,964	9,184
7.360% due 06/01/2030 ~	63,481	37,577
7.410% due 05/01/2033 þ	29,036	31,785
7.424% due 03/01/2033 ~	10,213	11,031
7.490% due 07/01/2031 þ	29,256	32,427
7.770% due 09/01/2031 þ	12,225	13,674
7.954% due 12/01/2033 ~	3,996	4,352
7.960% due 05/01/2031	22,713	12,080
7.970% due 05/01/2032	7,172	2,885
8.060% due 09/01/2029 ~	7,279	3,021

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

8.200% due 05/01/2031	31,621	17,299
8.260% due 12/01/2030 ~	78,523	41,149
8.310% due 05/01/2032 ~	40,802	17,106
8.850% due 12/01/2030 ~	1,831	736
Countrywide Asset-Backed Certificates
1.932% due 05/25/2035 ●	40,892	39,688
1.932% due 03/25/2037 ●	25,287	25,051
1.932% due 05/25/2037 ●	62,045	59,533
1.932% due 06/25/2037 ●	27,110	25,466
1.932% due 07/25/2037 ●	79,913	72,583
1.932% due 07/25/2037 ^●	37,425	34,188
1.932% due 08/25/2037 ●	9,399	9,274
1.932% due 08/25/2037 ^●	91,200	84,002
1.932% due 04/25/2047 ●	27,344	26,754
1.932% due 06/25/2047 ●	26,913	25,401
1.942% due 01/25/2037 ●	1,328	1,330
1.942% due 05/25/2037 ●	7,015	6,975
1.942% due 12/25/2046 ●	806	808
1.942% due 04/25/2047 ^●	7,273	7,024
1.942% due 06/25/2047 ^●	16,932	16,852
1.952% due 12/25/2035 ^●	42,732	42,388
1.952% due 09/25/2036 ●	1,014	1,017
1.952% due 03/25/2037 ●	7,234	7,202
1.952% due 09/25/2046 ^●	5,213	5,197
1.962% due 05/25/2037 ●	811	810
1.962% due 06/25/2037 ●	4,401	4,407
1.962% due 06/25/2047 ●	844	843
1.972% due 06/25/2047 ●	29,157	28,757
1.972% due 11/25/2047 ^●	39,761	35,084
1.982% due 11/25/2037 ●	22,978	22,170
1.992% due 09/25/2037 ●	51,557	44,406
1.992% due 06/25/2047 ^●	27,506	24,766
1.992% due 09/25/2047 ^●	42,148	33,072
2.012% due 05/25/2037 ●	6,000	5,768
2.012% due 06/25/2037 ●	10,000	9,780
2.012% due 09/25/2037 ^●	14,203	12,507
2.012% due 06/25/2047 ^●	40,896	36,086
2.012% due 06/25/2047 ●	25,937	25,173
2.012% due 09/25/2047 ^●	17,409	15,280
2.022% due 05/25/2037 ●	13,000	12,346
2.022% due 07/25/2037 ^●	46,686	35,504
2.022% due 10/25/2047 ●	14,996	14,502
2.032% due 04/25/2036 ^●	11,875	11,196
2.032% due 11/25/2036 ●	10,886	10,815
2.032% due 03/25/2037 ●	24,109	16,789
2.032% due 04/25/2037 ●	3,855	3,124
2.032% due 06/25/2037 ●	8,603	8,583
2.032% due 12/25/2046 ●	32,297	31,542
2.042% due 02/25/2036 ●	9,200	8,701
2.042% due 03/25/2036 ^●	8,347	7,916
2.042% due 01/25/2037 ●	35,636	34,685
2.042% due 01/25/2046 ^●	35,429	34,050
2.042% due 06/25/2047 ●	32,146	30,533
2.042% due 11/25/2047 ^●	18,477	14,517
2.052% due 11/25/2037 ●	55,400	51,589
2.072% due 06/25/2047 ●	7,393	7,174
2.082% due 11/25/2036 ●	15,200	13,482
2.082% due 06/25/2037 ●	15,449	14,936
2.082% due 05/25/2047 ●	1,845	1,809
2.092% due 07/25/2036 ●	560	561
2.092% due 02/25/2037 ●	24,010	23,677
2.112% due 10/25/2036 ●	2,008	1,945
2.112% due 02/25/2037 ^●	6,000	5,234
2.112% due 05/25/2047 ^●	8,382	5,790
2.122% due 07/25/2036 ●	759	718
2.132% due 12/25/2036 ^●	11,467	7,803
2.142% due 03/25/2036 ^●	4,043	3,724
2.162% due 04/25/2036 ●	17,587	17,391
2.242% due 03/25/2047 ^●	9,371	7,142
2.292% due 01/25/2036 ●	8,000	8,037
2.292% due 03/25/2036 ●	13,891	13,343
2.302% due 02/25/2036 ●	18,000	17,974
2.312% due 01/25/2036 ●	8,175	8,212
2.452% due 12/25/2035 ●	12,012	12,111
2.492% due 12/25/2033 ●	1,292	1,283
2.542% due 05/25/2034 ●	753	754
2.552% due 01/25/2036 ●	2,675	2,602
2.592% due 10/25/2035 ●	12,741	12,795
2.767% due 11/25/2034 ●	697	699
2.842% due 07/25/2033 ●	1,038	1,040
2.842% due 11/25/2034 ●	6,480	6,504
2.857% due 08/25/2035 ●	11,933	12,014
3.042% due 12/25/2034 ●	2,725	2,753
3.367% due 08/25/2034 ●	9,746	8,686
3.622% due 12/25/2035 ●	6,500	4,450
3.796% due 04/25/2036 ~	2	2

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

4.414% due 02/25/2036 ~	24	24
4.600% due 10/25/2046 ^~	3,082	3,018
5.834% due 07/25/2034 ~	46	47
Countrywide Asset-Backed Certificates Trust
1.922% due 04/25/2046 ●	36,075	34,244
1.932% due 02/25/2037 ●	45,861	43,557
1.932% due 03/25/2037 ●	48,767	47,138
1.942% due 02/25/2037 ●	152	152
1.942% due 03/25/2047 ^●	16,432	16,196
1.952% due 03/25/2037 ●	5,066	5,040
1.952% due 09/25/2046 ●	6,299	6,231
1.982% due 06/25/2047 ●	10,885	10,817
2.032% due 02/25/2037 ●	20,200	19,509
2.042% due 04/25/2046 ^●	3,970	3,891
2.052% due 09/25/2046 ●	7,880	7,531
2.252% due 05/25/2036 ●	15,000	14,852
2.262% due 04/25/2036 ●	31,420	31,554
2.282% due 04/25/2036 ●	43,050	43,031
2.452% due 08/25/2035 ●	17,997	17,899
2.512% due 05/25/2036 ●	15,750	13,887
2.592% due 08/25/2047 ●	36,453	36,386
2.632% due 10/25/2047 ●	26,991	26,997
2.692% due 05/25/2036 ●	1,075	1,071
3.042% due 07/25/2035 ●	7,400	7,487
3.067% due 04/25/2035 ●	1,586	1,600
4.693% due 10/25/2035 ~	27	27
5.050% due 02/25/2036 ~	127	128
5.210% due 03/25/2034 ~	2,867	2,879
5.989% due 10/25/2046 ^~	28	26
Countrywide Asset-Backed Certificates Trust, Inc.
2.572% due 11/25/2034 ●	514	505
2.647% due 08/25/2034 ●	4,894	4,858
2.692% due 11/25/2034 ●	467	462
2.797% due 07/25/2034 ●	2,184	2,197
3.967% due 07/25/2034 ●	175	172
Countrywide Asset-Backed Securities Notes Trust 2.792% due 08/25/2047 ●	638	634
Credit Suisse First Boston Mortgage Securities Corp. 4.142% due 08/25/2032 ●	174	174
Credit Suisse Mortgage Capital Trust
0.000% due 02/25/2056 (g)	392	391
0.000% due 02/25/2056 ~	1,635,555	1,501,014
Credit-Based Asset Servicing & Securitization LLC
1.912% due 07/25/2037 ●	7,040	4,682
2.012% due 07/25/2037 ●	6,508	4,381
2.132% due 07/25/2037 ●	6,890	4,699
2.338% due 12/25/2035 ●	19,631	18,218
2.512% due 01/25/2035 ●	7,183	7,171
2.812% due 11/25/2033 ●	722	717
3.568% due 12/25/2035 þ	10,076	9,960
6.780% due 05/25/2035 þ	3,237	3,301
Credit-Based Asset Servicing & Securitization Trust
1.852% due 11/25/2036 ●	82	50
1.862% due 01/25/2037 ^●	576	263
1.932% due 10/25/2036 ●	18,891	15,569
2.022% due 11/25/2036 ●	7,302	4,596
2.042% due 07/25/2036 ●	22,000	21,084
3.485% due 01/25/2037 ^þ	244	123
Crown Point CLO Ltd. 2.942% due 07/17/2028 ●	17,700	17,620
CSAB Mortgage-Backed Trust
5.737% due 05/25/2037 ~	17,377	7,130
6.089% due 12/25/2036 þ	19,519	6,818
CWHEQ Revolving Home Equity Loan Trust 1.970% due 02/15/2036 ●	2,113	2,042
DFC HEL Trust 3.667% due 12/25/2031 ●	2,500	2,489
Duke Funding High Grade Ltd.
1.849% due 08/02/2049 ●	795,926	46,323
1.939% due 08/02/2049 ●	292,576	17,789
2.352% due 08/02/2049 ●	102,000	1,790
Educational Funding Co. LLC 2.190% due 10/25/2029 ●	86	86
Educational Funding Trust 3.557% due 02/01/2050	519,462	546,334
Ellington Loan Acquisition Trust 2.842% due 05/25/2037 ●	65,660	65,892
EMC Mortgage Loan Trust
2.532% due 05/25/2040 ●	68	68
2.732% due 04/25/2042 ●	343	342
2.892% due 08/25/2040 ●	416	413
2.892% due 11/25/2041 ●	28	27
Encore Credit Receivables Trust 2.482% due 07/25/2035 ●	7,998	7,856
Equifirst Loan Securitization Trust 1.962% due 04/25/2037 ●	50,929	48,732

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

Equity One Mortgage Pass-Through Trust 5.495% due 12/25/2033 þ		302	305
FAB UK Ltd. 1.360% due 12/06/2045 ●	GBP	5,571	7,036
FBR Securitization Trust 2.482% due 11/25/2035 ●		$7,755	7,749
Fieldstone Mortgage Investment Trust
1.828% due 11/25/2036 ●		2,123	1,495
1.982% due 05/25/2036 ●		37,083	28,579
Finance America Mortgage Loan Trust 2.842% due 09/25/2033 ●		177	175
First Franklin Mortgage Loan Asset-Backed Certificates
2.617% due 05/25/2034 ●		3,637	3,622
3.502% due 05/25/2034 ●		153	152
First Franklin Mortgage Loan Trust
1.932% due 12/25/2036 ●		3,912	2,269
1.942% due 05/25/2036 ●		3,460	3,255
1.942% due 07/25/2036 ●		2,109	2,109
1.942% due 12/25/2036 ●		15,770	14,473
1.952% due 12/25/2037 ●		21,245	19,744
1.982% due 02/25/2036 ●		21,080	19,996
1.992% due 02/25/2036 ●		58	58
2.012% due 01/25/2038 ●		409	292
2.082% due 02/25/2036 ●		20,000	19,742
2.102% due 09/25/2036 ●		20,034	18,599
2.152% due 11/25/2035 ●		33,837	32,798
2.172% due 02/25/2036 ●		22,712	21,219
2.242% due 11/25/2036 ●		28,278	28,397
2.248% due 03/25/2036 ●		17,577	14,572
2.392% due 07/25/2035 ●		8,092	8,105
2.452% due 05/25/2036 ●		511	512
2.527% due 12/25/2034 ●		1,111	1,180
2.527% due 09/25/2035 ●		5,796	5,836
2.572% due 09/25/2035 ●		10,778	10,805
2.572% due 06/25/2036 ●		16,775	15,065
2.617% due 06/25/2034 ●		10,619	10,612
2.647% due 04/25/2035 ●		5,769	5,769
2.662% due 09/25/2034 ●		4,135	4,150
2.692% due 01/25/2035 ●		2,960	2,984
2.742% due 07/25/2033 ●		2,971	2,902
2.767% due 05/25/2035 ●		39,529	38,595
2.797% due 09/25/2035 ●		12,600	11,647
3.067% due 07/25/2034 ●		16,857	16,949
First NLC Trust 2.497% due 12/25/2035 ●		4,161	4,198
Fremont Home Loan Trust
1.892% due 08/25/2036 ●		5,776	2,421
1.922% due 11/25/2036 ●		26,419	11,916
1.927% due 10/25/2036 ●		13,025	12,219
1.952% due 08/25/2036 ●		38,298	16,216
1.962% due 02/25/2036 ●		17,208	16,489
1.962% due 02/25/2037 ●		19,848	9,917
1.972% due 04/25/2036 ●		1,222	1,197
2.012% due 01/25/2037 ●		28,970	16,813
2.032% due 08/25/2036 ●		7,024	3,014
2.042% due 05/25/2036 ●		7,548	5,191
2.062% due 04/25/2036 ●		22,370	19,991
2.242% due 01/25/2036 ●		43,992	35,964
2.842% due 11/25/2034 ●		5,471	5,474
2.947% due 06/25/2035 ●		10,069	8,606
Gateway Casinos & Entertainment Ltd. 5.000% due 03/12/2038 «	CAD	86,892	69,237
GE-WMC Mortgage Securities Trust
1.832% due 08/25/2036 ●		$3	2
1.922% due 08/25/2036 ●		5,339	5,263
Goal Structured Solutions Trust 2.442% due 09/25/2041 ●		15,584	15,240
Greenpoint Manufactured Housing
5.323% due 06/08/2031 ●		12,108	12,095
8.300% due 10/15/2026 ~		1,881	1,984
GSAA Home Equity Trust
1.852% due 05/25/2036 ●		7,251	2,839
1.862% due 03/25/2036 ●		26	13
1.912% due 06/25/2036 ●		56,401	22,583
1.962% due 10/25/2036 ●		47,523	21,297
1.962% due 02/25/2037 ●		10,710	5,132
1.972% due 03/25/2036 ●		26,172	13,659
1.972% due 05/25/2036 ●		21,093	8,840
2.012% due 05/25/2047 ●		2,460	1,894
2.032% due 06/25/2036 ●		3,802	1,919
2.062% due 10/25/2035 ●		16	16
2.062% due 03/25/2036 ●		21,609	14,435
2.112% due 04/25/2047 ●		17,015	11,062
2.142% due 08/25/2037 ●		10,864	10,630
2.162% due 06/25/2035 ●		47	47
2.162% due 10/25/2035 ●		10,983	10,908

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

2.282% due 06/25/2035 ●	3,000	2,892
2.322% due 08/25/2035 ●	4,304	4,052
5.344% due 09/25/2035 ~	281	246
5.772% due 11/25/2036 ^~	9,342	4,904
6.000% due 11/25/2037 ^	616	520
6.448% due 06/25/2036 þ	23,555	10,422
GSAMP Trust
1.862% due 12/25/2036 ●	780	451
1.872% due 11/25/2036 ●	1,277	778
1.882% due 01/25/2037 ●	8,470	5,689
1.932% due 06/25/2036 ●	16,143	15,910
1.932% due 08/25/2036 ●	25,435	24,713
1.932% due 11/25/2036 ●	31,089	19,122
1.942% due 05/25/2046 ●	19,582	19,436
1.962% due 12/25/2036 ●	6,605	3,878
1.962% due 01/25/2037 ●	4,397	4,287
1.972% due 11/25/2035 ●	200	45
1.992% due 11/25/2036 ●	17,447	10,836
2.032% due 12/25/2035 ●	6,925	6,950
2.032% due 06/25/2036 ●	4,958	3,383
2.062% due 03/25/2047 ●	25,544	23,960
2.092% due 06/25/2036 ●	6,710	5,064
2.092% due 10/25/2036 ^●	1,582	108
2.222% due 11/25/2035 ●	7,166	7,193
2.437% due 11/25/2035 ^●	13,084	10,664
2.467% due 02/25/2035 ●	1,315	1,322
2.527% due 07/25/2045 ●	1,845	1,853
2.572% due 07/25/2045 ●	19,366	19,328
2.942% due 12/25/2034 ●	18,113	17,885
2.992% due 10/25/2034 ●	1,125	1,122
GSRPM Mortgage Loan Trust 2.092% due 03/25/2035 ●	177	177
Harley Marine Financing LLC 5.682% due 05/15/2043 «	51,847	45,044
Home Equity Asset Trust
2.262% due 01/25/2036 ●	5,000	4,846
2.262% due 04/25/2036 ●	18,000	17,532
2.492% due 12/25/2033 ●	69	68
2.552% due 11/25/2032 ●	128	126
2.692% due 11/25/2034 ●	510	514
2.992% due 06/25/2032 ^●	1,779	1,773
Home Equity Mortgage Loan Asset-Backed Trust
1.952% due 11/25/2036 ●	10,486	8,642
1.982% due 06/25/2036 ●	5,317	5,251
1.992% due 07/25/2037 ●	12,845	8,733
2.012% due 04/25/2037 ●	60,907	47,782
2.032% due 08/25/2036 ●	3,115	2,840
2.072% due 06/25/2036 ●	8,000	7,530
2.092% due 03/25/2036 ●	25,000	23,379
2.112% due 04/25/2037 ●	14,313	12,917
2.232% due 03/25/2036 ●	5,900	5,673
2.312% due 10/25/2035 ●	13,050	12,472
Hout Bay Corp.
1.954% due 07/05/2041 ●	481,605	114,863
2.154% due 07/05/2041 ●	34,165	2,272
2.284% due 07/05/2041 ●	4,046	249
HSI Asset Loan Obligation Trust 4.937% due 12/25/2036 þ	10,282	5,720
HSI Asset Securitization Corp. Trust
1.842% due 10/25/2036 ●	2,954	1,554
1.902% due 10/25/2036 ●	19,888	10,601
1.932% due 01/25/2037 ●	67,624	53,858
1.952% due 03/25/2036 ●	3,568	3,563
1.952% due 10/25/2036 ●	10,420	5,616
1.952% due 05/25/2037 ●	13,808	13,626
1.962% due 12/25/2036 ●	31,402	12,152
1.982% due 04/25/2037 ●	18,619	12,384
2.032% due 10/25/2036 ●	2,321	1,273
2.052% due 04/25/2037 ●	7,501	5,051
2.122% due 02/25/2036 ●	14,215	13,657
2.142% due 02/25/2036 ●	16,250	14,928
2.162% due 01/25/2036 ●	2,771	2,776
IMC Home Equity Loan Trust 7.520% due 08/20/2028	30	31
IndyMac Mortgage Loan Trust 1.952% due 07/25/2036 ●	33,473	14,931
IXIS Real Estate Capital Trust
1.852% due 05/25/2037 ●	6,037	2,143
1.942% due 01/25/2037 ●	88,455	41,908
1.952% due 08/25/2036 ●	70,260	28,277
1.952% due 05/25/2037 ●	36,343	13,089
2.052% due 08/25/2036 ●	35,673	14,676
2.192% due 03/25/2036 ^●	13,052	8,045
2.422% due 02/25/2036 ●	3,310	3,334
2.737% due 02/25/2035 ●	1,397	1,387

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

JPMorgan Mortgage Acquisition Corp.
1.972% due 03/25/2036 ●	16,609	16,464
2.062% due 03/25/2036 ●	40,500	37,454
2.082% due 05/25/2035 ●	5,977	5,988
2.132% due 02/25/2036 ^●	10,484	10,351
2.377% due 01/25/2036 ●	14,000	13,697
2.452% due 09/25/2035 ●	7,060	7,076
2.497% due 09/25/2035 ●	10,682	10,598
2.722% due 06/25/2035 ●	16,467	16,213
JPMorgan Mortgage Acquisition Trust
1.892% due 03/25/2047 ●	143	100
1.902% due 08/25/2036 ●	3,208	2,379
1.922% due 08/25/2036 ●	26,539	25,996
1.927% due 07/25/2036 ●	37,504	30,770
1.932% due 11/25/2036 ●	16,875	15,809
1.952% due 06/25/2036 ●	1,075	1,077
1.962% due 04/25/2036 ●	1,186	1,188
2.002% due 03/25/2037 ●	5,489	5,496
2.022% due 07/25/2036 ●	43	43
2.032% due 08/25/2036 ●	26,995	20,414
2.032% due 05/25/2037 ●	9,924	8,732
2.052% due 07/25/2036 ●	14,229	14,084
2.062% due 07/25/2036 ●	14,000	13,594
2.082% due 05/25/2036 ●	19,000	16,377
2.112% due 04/25/2036 ●	26,803	25,511
4.590% due 10/25/2030 ^þ	1,716	1,273
4.590% due 01/25/2037 ^þ	18	13
5.830% due 07/25/2036 ^þ	6,404	3,159
6.410% due 07/25/2036 ^þ	9,131	4,499
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042	24,896	25,175
KGS-Alpha SBA COOF Trust 1.040% due 04/25/2038 «~(a)	22,822	529
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042	1,635	1,666
Legacy Mortgage Asset Trust
0.000% due 07/25/2057 (g)	429,737	428,114
0.000% due 04/25/2058 ~	900	892
0.000% due 08/26/2058 (g)	919	908
0.000% due 01/28/2070 ~	8,393	5,423
2.961% due 06/25/2057	205,775	210,665
3.146% due 12/25/2056 ~	1,184,344	1,090,474
3.366% due 04/25/2058	493,005	491,619
3.555% due 01/28/2070 ●	797,937	808,493
3.612% due 02/25/2058 ~	1,111,910	1,130,853
3.798% due 12/26/2057 ~	738,018	754,939
3.902% due 08/26/2058	1,450,847	1,472,932
3.943% due 01/25/2058 ~	297,562	302,963
8.538% due 01/28/2070 ~	370,563	380,734
Lehman XS Trust
1.942% due 04/25/2037 ^●	312	305
1.952% due 05/25/2036 ●	28,876	29,997
1.962% due 02/25/2037 ^●	31,670	26,671
1.972% due 02/25/2037 ●	20,612	20,491
2.022% due 02/25/2037 ●	7,124	5,214
2.072% due 05/25/2036 ●	11,839	12,230
6.140% due 04/25/2036 þ	22,872	21,283
Long Beach Mortgage Loan Trust
1.882% due 09/25/2036 ●	12,310	5,150
1.892% due 12/25/2036 ●	9,881	5,133
1.902% due 11/25/2036 ●	7,286	3,458
1.937% due 07/25/2036 ●	20,134	15,482
1.942% due 05/25/2036 ●	60,655	41,174
1.942% due 06/25/2036 ●	71,306	38,424
1.942% due 09/25/2036 ●	56,045	41,056
1.947% due 10/25/2036 ●	58,866	38,206
1.952% due 08/25/2036 ●	32,796	18,210
1.952% due 10/25/2036 ●	3,099	1,317
1.952% due 12/25/2036 ●	4,039	3,022
1.952% due 05/25/2046 ●	12,610	11,304
1.962% due 12/25/2036 ●	44,353	23,346
1.992% due 01/25/2036 ●	31,732	30,677
2.012% due 02/25/2036 ●	27,927	27,343
2.032% due 08/25/2036 ●	7,834	4,427
2.052% due 05/25/2036 ●	3,642	1,739
2.092% due 01/25/2036 ●	41,511	39,318
2.422% due 01/25/2046 ●	50,453	49,151
2.437% due 11/25/2035 ●	28,978	28,862
2.442% due 09/25/2034 ●	636	625
2.552% due 08/25/2045 ●	2,718	2,724
2.572% due 08/25/2035 ●	557	554
2.587% due 06/25/2034 ●	2,409	2,391
2.647% due 07/25/2034 ●	2,280	2,235
2.917% due 05/25/2032 ●	29	29
2.917% due 07/25/2033 ●	3,752	3,767
2.992% due 11/25/2034 ●	5,439	5,041

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

3.022% due 06/25/2033 ●	5,827	5,850
4.792% due 11/25/2032 ●	6	7
LP Credit Card ABS Master Trust 3.822% due 08/20/2024 ●	53,225	52,687
Madison Avenue Manufactured Housing Contract Trust 5.042% due 03/25/2032 ●	5,044	5,136
Marlette Funding Trust
2.690% due 09/17/2029	20,725	20,805
3.200% due 09/15/2028	6,511	6,524
3.710% due 12/15/2028	8,228	8,288
MASTR Asset-Backed Securities Trust
1.842% due 08/25/2036 ●	6,019	2,773
1.842% due 10/25/2036 ●	45,904	20,941
1.842% due 11/25/2036 ●	8	4
1.842% due 01/25/2037 ●	35,380	14,059
1.892% due 08/25/2036 ●	11,884	5,053
1.892% due 10/25/2036 ●	10,270	6,692
1.892% due 11/25/2036 ●	18,694	12,971
1.892% due 01/25/2037 ●	36,949	14,801
1.912% due 10/25/2036 ●	37,852	17,524
1.922% due 10/25/2036 ●	30,804	18,017
1.937% due 10/25/2036 ●	66,624	34,434
1.942% due 04/25/2036 ●	30,502	12,887
1.942% due 08/25/2036 ●	22,508	10,769
1.952% due 10/25/2036 ●	4,097	2,700
1.952% due 01/25/2037 ●	40,801	16,501
1.992% due 04/25/2036 ●	69,556	19,156
2.002% due 11/25/2036 ●	4,219	2,030
2.002% due 05/25/2037 ●	2,739	2,654
2.032% due 06/25/2036 ●	5,373	3,158
2.032% due 08/25/2036 ●	56,811	26,513
2.037% due 10/25/2036 ●	7,403	3,903
2.082% due 01/25/2036 ●	10,810	10,726
2.092% due 05/25/2037 ●	10,066	9,484
2.292% due 10/25/2035 ^●	16,667	16,144
2.392% due 01/25/2036 ●	1,100	1,104
2.737% due 05/25/2035 ●	2,406	2,443
2.942% due 08/25/2037 ●	28,441	25,486
6.442% due 05/25/2033 ●	4,272	4,247
MASTR Specialized Loan Trust
2.052% due 02/25/2036 ●	4,509	4,466
2.162% due 01/25/2037 ●	13,056	7,297
Mercury CDO Ltd.
2.442% due 12/08/2040 ●	11,246	11,208
2.952% due 12/08/2040 ●	6,000	1,031
Merrill Lynch First Franklin Mortgage Loan Trust
1.962% due 04/25/2037 ●	3,734	2,203
1.962% due 05/25/2037 ●	35,546	26,429
2.032% due 05/25/2037 ●	62,773	47,141
2.042% due 04/25/2037 ●	29,979	17,953
2.112% due 05/25/2037 ●	39,224	29,791
Merrill Lynch Mortgage Investors Trust
1.852% due 11/25/2037 ●	4,614	2,334
1.942% due 08/25/2037 ●	7,129	6,851
1.942% due 11/25/2037 ●	28,152	14,597
1.952% due 03/25/2037 ●	6,521	2,922
1.952% due 04/25/2037 ●	14,621	8,794
2.192% due 12/25/2036 ●	1,000	891
2.242% due 02/25/2047 ●	33,607	24,582
2.252% due 08/25/2036 ●	15,600	15,530
2.512% due 05/25/2036 ●	707	701
2.542% due 06/25/2036 ●	3,802	3,824
2.722% due 07/25/2035 ●	12,813	12,833
MESA Trust 5.017% due 11/25/2031 ^●	974	830
Mid-State Capital Corp. Trust
3.500% due 12/15/2045	4,088	4,188
6.005% due 08/15/2037	1,815	1,950
Mid-State Trust 4.864% due 07/15/2038	762	804
MMcapS Funding Ltd. 2.357% due 12/01/2035 ●	9,100	8,281
Monroe Capital BSL CLO Ltd. 3.019% due 05/22/2027 ●	114,836	114,862
Morgan Stanley ABS Capital, Inc. 2.872% due 03/25/2033 ●	43	43
Morgan Stanley ABS Capital, Inc. Trust
1.872% due 09/25/2036 ●	286	155
1.892% due 10/25/2036 ●	5,372	3,386
1.892% due 11/25/2036 ●	2,168	1,492
1.902% due 03/25/2037 ●	3,566	1,962
1.922% due 09/25/2036 ●	54,773	31,259
1.922% due 10/25/2036 ●	22,733	21,903
1.922% due 12/25/2036 ●	58,824	40,729
1.922% due 01/25/2037 ●	27,844	16,918
1.932% due 08/25/2036 ●	36,626	22,172

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

1.932% due 10/25/2036 ●	45,486	28,842
1.932% due 11/25/2036 ●	3,540	2,237
1.932% due 05/25/2037 ●	344	316
1.942% due 09/25/2036 ●	16,476	7,848
1.942% due 10/25/2036 ●	19,671	12,684
1.942% due 12/25/2036 ●	1,215	744
1.952% due 03/25/2036 ●	23,509	23,394
1.952% due 09/25/2036 ●	30,117	16,586
1.972% due 02/25/2037 ●	28,926	13,369
1.972% due 03/25/2037 ●	31,759	17,642
1.972% due 05/25/2037 ●	18,547	17,075
1.992% due 02/25/2037 ●	10,908	6,649
2.012% due 10/25/2036 ●	1,657	1,063
2.012% due 11/25/2036 ●	14,348	9,159
2.022% due 09/25/2036 ●	4,580	2,558
2.022% due 10/25/2036 ●	11,236	7,324
2.022% due 02/25/2037 ●	35,142	16,358
2.042% due 04/25/2036 ●	19,822	18,980
2.042% due 08/25/2036 ●	14,720	9,128
2.042% due 03/25/2037 ●	51,468	28,858
2.042% due 05/25/2037 ●	16,067	14,873
2.052% due 05/25/2037 ●	11,454	9,088
2.062% due 03/25/2036 ●	10,077	10,030
2.102% due 12/25/2035 ●	20,492	20,388
2.122% due 02/25/2037 ●	9,507	5,894
2.192% due 12/25/2035 ●	12,427	11,310
2.407% due 11/25/2035 ●	15,259	15,273
2.532% due 01/25/2034 ●	6,235	6,263
2.602% due 04/25/2034 ●	1,989	1,990
2.692% due 05/25/2034 ●	5,308	5,345
2.722% due 07/25/2035 ●	7,500	7,497
2.782% due 06/25/2035 ●	17,684	17,815
2.812% due 10/25/2033 ●	1,252	1,256
2.852% due 09/25/2034 ●	323	319
3.042% due 07/25/2037 ●	14,010	13,476
3.692% due 02/25/2047 ●	47,535	43,601
Morgan Stanley Capital, Inc. Trust
2.062% due 03/25/2036 ●	114,909	100,138
2.082% due 01/25/2036 ●	20,934	20,769
2.082% due 02/25/2036 ●	14,381	14,224
Morgan Stanley Dean Witter Capital, Inc. Trust
3.142% due 02/25/2033 ●	682	686
3.367% due 11/25/2032 ●	1,336	1,342
Morgan Stanley Home Equity Loan Trust
1.892% due 12/25/2036 ●	4,373	2,487
1.892% due 04/25/2037 ●	7,085	4,637
1.932% due 12/25/2036 ●	51,197	29,272
1.952% due 04/25/2036 ●	10,737	8,505
1.962% due 04/25/2037 ●	8,628	5,697
2.052% due 04/25/2036 ●	16,460	13,283
2.142% due 04/25/2037 ●	25,285	17,072
2.782% due 05/25/2035 ●	11,698	11,672
Morgan Stanley IXIS Real Estate Capital Trust
1.862% due 11/25/2036 ●	9,681	4,730
1.902% due 11/25/2036 ●	22,355	10,981
1.942% due 07/25/2036 ●	8,214	4,217
1.942% due 11/25/2036 ●	1,840	908
2.012% due 11/25/2036 ●	24,559	12,240
2.022% due 07/25/2036 ●	31,967	16,734
Morgan Stanley Mortgage Loan Trust
2.022% due 02/25/2037 ●	3,900	1,757
2.132% due 10/25/2036 ●	2,876	1,369
2.152% due 04/25/2037 ●	10,019	4,651
5.622% due 01/25/2047 þ	344	321
5.750% due 04/25/2037 ^~	429	288
5.754% due 01/25/2047 þ	8,725	5,469
5.965% due 09/25/2046 ^þ	4,749	2,646
6.000% due 02/25/2037 ^~	371	345
Morgan Stanley Structured Trust 2.022% due 06/25/2037 ●	9,844	9,727
National Collegiate Commutation Trust 0.000% due 03/25/2038 ●	61,425	21,985
Nationstar Home Equity Loan Trust
2.022% due 03/25/2037 ●	428	427
2.042% due 06/25/2037 ●	340	328
Navient Private Education Refi Loan Trust 3.238% due 11/15/2045 ~	353,476	367,777
New Century Home Equity Loan Trust
1.972% due 05/25/2036 ●	531	505
2.532% due 08/25/2034 ●	168	168
2.557% due 07/25/2035 ●	602	604
Newcastle Investment Trust 0.000% due 05/01/2033 ~	84,776	86,206
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.942% due 07/25/2036 ●	44,428	42,931
2.002% due 11/25/2035 ●	8,863	8,827

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

2.082% due 03/25/2036 ●	400	395
2.112% due 03/25/2036 ●	4,024	3,843
2.122% due 11/25/2035 ●	9,479	9,086
NovaStar Mortgage Funding Trust
1.922% due 03/25/2037 ●	133,671	98,474
1.972% due 09/25/2037 ●	26,455	24,464
2.092% due 06/25/2036 ●	1,925	1,618
2.962% due 06/25/2035 ●	5,000	4,970
Oakwood Mortgage Investors, Inc.
5.190% due 06/15/2032 ~	2,163	2,241
5.410% due 11/15/2032	2,543	2,621
7.945% due 03/15/2022 ~	3,044	1,536
Ocean Trails CLO 2.805% due 08/13/2025 ●	1,816	1,816
OneMain Financial Issuance Trust 2.370% due 09/14/2032	10,666	10,666
Option One Mortgage Loan Trust
1.932% due 01/25/2037 ●	36,723	26,650
1.932% due 02/25/2037 ●	7,996	5,220
1.932% due 03/25/2037 ●	84,265	61,376
1.972% due 04/25/2037 ●	26,236	18,568
1.972% due 07/25/2037 ●	6,595	4,959
2.012% due 04/25/2037 ●	158,261	125,388
2.012% due 05/25/2037 ●	140,496	102,830
2.092% due 01/25/2036 ●	15,665	15,672
2.092% due 05/25/2037 ●	4,829	3,217
2.692% due 01/25/2034 ●	2,350	2,322
Option One Mortgage Loan Trust Asset-Backed Certificates
2.252% due 11/25/2035 ●	15,400	15,135
2.647% due 10/25/2032 ●	2,957	2,956
Origen Manufactured Housing Contract Trust 8.150% due 03/15/2032 þ	1,518	1,550
Ownit Mortgage Loan Trust
2.392% due 10/25/2036 ^●	4,793	4,679
3.131% due 10/25/2035 þ	8,323	5,700
Palmer Square Loan Funding Ltd. 2.936% due 04/20/2027 ●	17,811	17,812
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.262% due 09/25/2035 ●	10,421	10,455
2.512% due 05/25/2035 ●	11,774	11,738
2.542% due 07/25/2035 ●	237	238
2.872% due 03/25/2035 ●	3,148	3,157
People’s Choice Home Loan Securities Trust 2.512% due 05/25/2035 ^●	3,015	2,988
People’s Financial Realty Mortgage Securities Trust 1.932% due 09/25/2036 ●	29,298	11,446
Popular ABS Mortgage Pass-Through Trust
2.042% due 06/25/2047 ^●	6,399	6,321
2.072% due 07/25/2035 ●	127	127
2.152% due 05/25/2036 ^●	5,989	5,765
2.452% due 08/25/2035 ●	491	493
5.417% due 04/25/2035 þ	129	130
RAAC Trust
2.058% due 02/25/2046 ●	2,584	2,530
2.058% due 11/25/2046 ●	682	656
2.082% due 05/25/2046 ●	5,014	4,982
2.172% due 10/25/2046 ●	10,630	10,553
2.192% due 09/25/2045 ●	8,191	8,178
2.292% due 02/25/2037 ●	4,628	4,407
2.358% due 02/25/2046 ●	19,679	16,575
2.992% due 09/25/2047 ●	1,247	1,256
3.292% due 09/25/2047 ●	9,087	9,441
3.442% due 05/25/2039 ●	3,711	3,726
Renaissance Home Equity Loan Trust
2.672% due 08/25/2033 ●	849	849
5.512% due 04/25/2037 þ	6,559	2,863
5.580% due 11/25/2036 þ	12,796	6,689
5.744% due 06/25/2037 ^þ	89,647	38,054
5.906% due 06/25/2037 þ	23,928	10,448
6.115% due 08/25/2036 þ	13,407	7,810
6.203% due 06/25/2037 þ	23,512	10,885
7.750% due 09/25/2037 ^þ	34,715	19,938
Residential Asset Mortgage Products Trust
1.972% due 11/25/2036 ●	143	162
2.022% due 12/25/2036 ●	15,000	13,730
2.062% due 10/25/2036 ●	10,438	10,437
2.192% due 02/25/2036 ●	10,980	10,905
2.232% due 12/25/2035 ●	31,261	29,246
2.332% due 07/25/2035 ●	6,500	6,340
2.382% due 08/25/2035 ●	4,922	4,944
2.422% due 09/25/2035 ●	10,000	9,802
2.437% due 11/25/2035 ●	7,679	7,703
2.458% due 04/25/2034 ●	8,626	8,589
2.492% due 12/25/2035 ●	44,246	38,373
2.578% due 04/25/2034 ●	5,638	5,611
2.587% due 06/25/2035 ●	2,265	2,275

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

2.662% due 02/25/2034 ●		2,177	2,155
2.662% due 10/25/2035 ●		11,246	10,750
2.677% due 11/25/2035 ●		7,000	6,660
2.782% due 10/25/2033 ●		2,731	2,727
2.812% due 03/25/2035 ●		7,451	7,462
2.857% due 07/25/2035 ●		10,889	10,704
2.992% due 01/25/2035 ^●		2,682	2,482
3.283% due 04/25/2034 ^●		1,932	1,596
3.688% due 04/25/2034 ^●		2,821	2,388
Residential Asset Securities Corp. Trust
1.942% due 08/25/2036 ●		5,819	5,563
1.952% due 07/25/2036 ●		6,921	6,708
1.952% due 11/25/2036 ^●		4,027	3,991
1.962% due 11/25/2036 ●		18,476	17,135
1.972% due 04/25/2036 ●		244	244
2.002% due 04/25/2037 ●		25,376	24,640
2.012% due 02/25/2037 ●		5,000	4,774
2.032% due 10/25/2036 ●		47,100	46,094
2.042% due 11/25/2036 ^●		85,954	82,492
2.052% due 07/25/2036 ●		1,619	1,611
2.052% due 07/25/2036 ^●		14,064	11,586
2.062% due 04/25/2036 ●		2,446	2,454
2.062% due 07/25/2036 ●		11,193	9,512
2.072% due 04/25/2036 ●		19,720	19,305
2.072% due 07/25/2036 ●		16,300	15,378
2.132% due 04/25/2037 ●		50,445	49,221
2.162% due 03/25/2036 ●		7,889	7,900
2.172% due 02/25/2036 ●		2,505	2,514
2.192% due 02/25/2036 ●		10,985	10,644
2.202% due 11/25/2035 ●		17,900	17,039
2.212% due 12/25/2035 ●		721	723
2.232% due 10/25/2035 ●		11,326	11,053
2.232% due 11/25/2035 ●		5,500	5,504
2.252% due 01/25/2036 ●		10,500	10,495
2.382% due 08/25/2035 ●		7,500	7,527
2.382% due 09/25/2035 ●		5,250	5,267
2.442% due 06/25/2035 ●		2,674	2,693
2.542% due 04/25/2034 ●		2,052	2,034
2.587% due 01/25/2035 ●		2,258	2,268
2.617% due 02/25/2034 ●		3,333	3,335
2.632% due 12/25/2034 ●		4,476	4,479
2.692% due 04/25/2035 ●		2,406	2,424
2.842% due 07/25/2035 ●		6,797	6,809
Residential Funding Home Loan Trust 1.922% due 05/25/2036 ●		528	517
Salomon Mortgage Loan Trust 2.692% due 11/25/2033 ●		567	562
Saxon Asset Securities Trust
1.972% due 05/25/2037 ●		35,285	28,947
2.027% due 11/25/2035 ●		6,000	3,948
2.102% due 09/25/2037 ●		23,375	22,543
2.292% due 03/25/2032 ●		280	279
2.767% due 12/25/2033 ●		3,323	3,290
Securitized Asset-Backed Receivables LLC Trust
1.852% due 12/25/2036 ^●		522	165
1.872% due 11/25/2036 ^●		163	62
1.892% due 07/25/2036 ●		25,596	13,882
1.932% due 07/25/2036 ●		17,987	15,982
1.932% due 08/25/2036 ●		29,200	16,089
1.942% due 07/25/2036 ●		25,533	14,008
1.942% due 09/25/2036 ●		5,029	2,467
1.952% due 07/25/2036 ●		6,532	3,430
1.952% due 11/25/2036 ●		8,534	3,271
1.962% due 08/25/2036 ^●		10,291	4,571
1.992% due 12/25/2036		83,000	40,151
2.032% due 07/25/2036 ●		4,672	2,616
2.042% due 05/25/2036 ●		2,845	1,805
2.042% due 06/25/2036 ●		25,166	19,744
2.082% due 12/25/2035 ●		5,646	5,569
2.192% due 12/25/2035 ●		13,506	7,005
2.372% due 11/25/2035 ●		3,570	3,565
2.392% due 11/25/2035 ●		32,587	26,731
2.467% due 01/25/2035 ●		2,150	2,130
2.752% due 01/25/2036 ^●		1,405	1,143
SG Mortgage Securities Trust 1.932% due 10/25/2036 ●		26,194	24,384
Sierra Madre Funding Ltd. 2.110% due 09/07/2039 ●		46,006	42,311
SLM Private Credit Student Loan Trust 2.134% due 12/16/2041 ●		3,333	3,240
SLM Student Loan Trust
0.000% due 12/15/2023 ●	EUR	112	126
0.000% due 10/25/2039 ●		8,551	9,208
3.440% due 04/25/2023 ●		$14,306	14,363
SMB Private Education Loan Trust 3.050% due 05/15/2026		66	66

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

Sofi Alternative Trust 2.470% due 02/15/2046 «~	565,652	578,243
SoFi Alternative Trust
2.911% due 01/17/2045 ~	613,647	633,456
4.500% due 05/16/2050 ~	342,572	355,288
4.668% due 06/15/2050 ~	596,863	618,596
SoFi Consumer Loan Program Trust 3.200% due 08/25/2027	2,282	2,286
SoFi Professional Loan Program LLC
2.742% due 01/25/2039 ●	1,449	1,457
3.020% due 02/25/2040	12,068	12,216
Soundview Home Loan Trust
1.902% due 01/25/2037 ●	265	211
1.902% due 02/25/2037 ●	219	81
1.942% due 07/25/2036 ●	43,140	42,586
1.942% due 03/25/2037 ●	21,803	21,102
1.952% due 10/25/2036 ●	7,010	6,995
1.952% due 01/25/2037 ●	48,356	38,825
1.962% due 06/25/2036 ●	10,154	10,070
1.962% due 11/25/2036 ●	73,013	30,869
1.992% due 06/25/2037 ●	183,016	145,827
2.002% due 06/25/2037 ●	9,358	7,205
2.022% due 06/25/2036 ●	10,000	9,682
2.032% due 07/25/2036 ●	9,800	9,142
2.032% due 01/25/2037 ●	21,045	17,067
2.042% due 10/25/2036 ●	32,578	31,486
2.042% due 11/25/2036 ●	335	317
2.062% due 12/25/2036 ●	11,000	10,258
2.102% due 02/25/2036 ●	14,610	13,740
2.142% due 12/25/2035 ●	15,981	15,971
2.162% due 03/25/2036 ●	14,893	13,441
2.162% due 02/25/2037 ●	23,287	9,171
2.542% due 06/25/2035 ●	17,750	16,706
2.557% due 08/25/2035 ●	12,478	12,441
2.617% due 06/25/2035 ●	974	977
3.092% due 11/25/2033 ●	341	344
Specialty Underwriting & Residential Finance Trust
1.948% due 09/25/2037 ●	19,870	10,238
2.042% due 06/25/2037 ●	5,906	4,285
2.062% due 04/25/2037 ●	4,537	2,824
2.962% due 12/25/2035 ●	2,000	1,931
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036	84,511	84,848
Sprite Ltd. 4.250% due 12/15/2037	44,867	45,868
Starwood Commercial Mortgage Trust
2.820% due 07/15/2038 ●	47,190	47,184
3.140% due 07/15/2038 ●	25,170	25,245
3.340% due 07/15/2038 ●	10,070	10,121
3.690% due 07/15/2038 ●	13,000	13,079
4.090% due 07/15/2038 ●	12,125	12,133
4.440% due 07/15/2038 ●	2,500	2,502
Streeterville ABS CDO Ltd. 2.252% due 11/03/2040 ●	61,939	47,313
Structured Asset Investment Loan Trust
1.922% due 07/25/2036 ●	46,367	36,364
1.932% due 06/25/2036 ●	26,862	25,769
1.942% due 07/25/2036 ●	6,349	6,183
1.965% due 07/25/2036 ●	49,421	34,117
2.102% due 01/25/2036 ●	53,266	51,036
2.492% due 04/25/2033 ●	331	327
2.512% due 10/25/2035 ●	62,386	61,824
2.527% due 03/25/2035 ●	5,177	5,192
2.527% due 08/25/2035 ●	1,173	1,177
2.557% due 08/25/2035 ●	32,258	32,031
2.572% due 07/25/2035 ●	8,560	8,600
2.692% due 04/25/2035 ●	12,640	12,623
2.767% due 09/25/2034 ●	106	105
Structured Asset Securities Corp. 2.542% due 02/25/2035 ●	9,991	9,835
Structured Asset Securities Corp. Mortgage Loan Trust
1.922% due 05/25/2036 ●	24,442	23,493
1.927% due 07/25/2036 ●	32,604	32,039
1.932% due 09/25/2036 ●	168	168
1.932% due 08/25/2046 ●	36,963	35,089
1.942% due 09/25/2036 ●	7,062	6,920
1.952% due 03/25/2036 ●	21,102	20,171
1.952% due 04/25/2036 ●	25,128	24,796
1.962% due 06/25/2037 ●	4,499	4,503
1.972% due 03/25/2037 ●	5,723	3,520
1.992% due 02/25/2037 ●	9,597	9,587
2.012% due 10/25/2037 ●	46,846	34,849
2.022% due 01/25/2037 ●	49,980	35,414
2.022% due 05/25/2047 ●	4,538	4,400
2.042% due 09/25/2036 ●	27,300	27,125
2.042% due 03/25/2037 ●	24,882	15,514

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

2.062% due 04/25/2036 ●	12,000	11,632
2.082% due 07/25/2036 ●	32,865	29,350
2.082% due 07/25/2036 ^●	8,149	6,584
2.082% due 09/25/2036 ●	62,675	49,369
2.092% due 04/25/2031 ●	5,346	5,345
2.092% due 01/25/2037 ●	13,630	9,980
2.092% due 03/25/2037 ●	8,568	5,395
2.102% due 05/25/2036 ●	34,000	30,446
2.102% due 12/25/2036 ●	35,465	18,702
2.112% due 05/25/2037 ●	1,123	1,123
2.262% due 02/25/2036 ●	12,034	11,651
2.292% due 11/25/2037 ●	5,100	4,688
2.392% due 12/25/2035 ●	21,552	16,528
2.792% due 08/25/2037 ●	9,862	9,917
2.797% due 11/25/2035 ●	1,457	1,464
2.842% due 08/25/2037 ●	7,000	6,977
2.892% due 10/25/2037 ●	66,125	33,277
3.892% due 11/25/2035 ●	3,000	3,117
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.450% due 02/25/2032	209	203
Structured Asset Securities Corp. Trust
2.252% due 09/25/2035 ●	17,264	16,891
7.082% due 05/25/2031 ~	2,835	2,612
Sudbury Mill CLO Ltd.
3.152% due 01/17/2026 ●	19,554	19,565
3.172% due 01/17/2026 ●	15,182	15,187
Taberna Preferred Funding Ltd.
2.291% due 02/05/2036 ●	81,297	73,371
2.513% due 07/05/2035 ●	22,817	20,707
2.807% due 07/05/2035 ~	344	313
Terwin Mortgage Trust
1.962% due 07/25/2037 ●	3,282	3,174
2.102% due 04/25/2037 ●	15,805	15,316
2.192% due 09/25/2036 ●	12,700	5,794
4.042% due 10/25/2038 ●	2,371	2,419
Towd Point Mortgage Trust 2.792% due 05/25/2058 ●	35,726	35,934
Trapeza CDO LLC 3.702% due 01/20/2034 ●	227	223
Trapeza CDO Ltd.
2.181% due 11/09/2042 ●	17,669	16,277
2.231% due 11/09/2042 ●	14,000	11,340
2.266% due 01/27/2040 ●	38,131	35,704
2.333% due 04/06/2042 ●	20,416	18,657
2.350% due 01/25/2035 ●	7,015	6,559
2.393% due 04/06/2042 ●	8,300	6,453
Triaxx Prime CDO Ltd.
1.969% due 10/02/2039 ●	10,115	4,948
2.845% due 10/02/2039 ●	102,003	101,206
Tropic CDO Ltd.
2.291% due 07/15/2036 ●	28,699	26,439
2.321% due 07/15/2036 ●	34,341	31,293
Truman Capital Mortgage Loan Trust 2.052% due 03/25/2036 ●	102	101
TruPS Financials Note Securitization Ltd. 3.131% due 03/30/2039 ●	207,141	201,704
U.S. Capital Funding Ltd. 2.290% due 10/10/2040 ●	45,751	40,666
Upstart Securitization Trust 2.897% due 09/20/2029	14,934	14,979
Utah State Board of Regents 2.542% due 09/25/2056 ●	27,117	26,920
VB-S1 Issuer LLC 3.065% due 06/15/2046	6,000	6,038
Vertical Bridge CC LLC 5.193% due 10/15/2046	10,715	10,975
WaMu Asset-Backed Certificates WaMu Trust
1.902% due 04/25/2037 ●	54	28
1.942% due 01/25/2037 ●	54,284	46,822
1.962% due 07/25/2047 ●	17,158	11,842
2.017% due 05/25/2037 ●	52,836	50,848
2.032% due 05/25/2037 ●	28,482	25,703
2.042% due 05/25/2037 ●	19,452	17,570
Washington Mutual Asset-Backed Certificates Trust
1.852% due 10/25/2036 ●	156	81
1.942% due 05/25/2036 ●	15,361	12,986
1.972% due 10/25/2036 ●	15,755	8,403
2.032% due 08/25/2036 ●	10,542	7,810
Wells Fargo Home Equity Asset-Backed Securities Trust
2.002% due 03/25/2037 ●	2,177	2,072
2.022% due 04/25/2037 ●	21,858	21,361
2.082% due 07/25/2036 ●	6,700	6,505
2.737% due 11/25/2035 ●	2,600	2,606

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 2.422% due 04/25/2034 ●		88	87
Total Asset-Backed Securities (Cost $24,755,600)			25,606,418
SOVEREIGN ISSUES 4.8%
Argentina Government International Bond
3.375% due 01/15/2023	EUR	49,690	25,434
3.380% due 12/31/2038 þ		57,223	29,827
3.750% due 12/31/2038 þ(n)		$161,698	79,385
3.875% due 01/15/2022	EUR	29,440	15,857
4.000% due 03/06/2020 (i)	ARS	910,201	9,086
4.625% due 01/11/2023		$112,612	55,902
5.000% due 01/15/2027	EUR	20,500	10,210
5.250% due 01/15/2028		33,200	16,557
5.625% due 01/26/2022		$77,270	40,204
5.875% due 01/11/2028 (n)		102,517	48,475
6.250% due 11/09/2047	EUR	13,500	6,906
6.625% due 07/06/2028		$20,700	9,866
6.875% due 01/26/2027		59,200	29,621
6.875% due 01/11/2048 (n)		8,860	4,272
7.125% due 07/06/2036 (n)		70,200	34,113
7.500% due 04/22/2026		69,800	36,495
7.625% due 04/22/2046		8,100	4,098
7.820% due 12/31/2033	EUR	93,048	60,332
15.500% due 10/17/2026	ARS	1,611,610	7,486
42.836% (BADLARPP + 2.000%) due 04/03/2022 ~		12,008,715	106,503
45.399% (BADLARPP + 3.250%) due 03/01/2020 ~		171,750	1,894
56.589% (ARLLMONP) due 06/21/2020 ~(a)		40,457,920	365,875
59.928% (BADLARPP) due 10/04/2022 ~(a)		235,699	4,160
Autonomous City of Buenos Aires Argentina 51.313% (BADLARPP + 5.000%) due 01/23/2022 ~(a)		1,272,660	15,939
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	39,100	47,149
4.950% due 02/11/2020		2,400	2,707
6.350% due 11/30/2041		5,500	9,751
Brazil Letras do Tesouro Nacional 0.000% due 07/01/2020 (g)	BRL	3,733,899	909,285
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		$29,300	29,699
3.125% due 10/11/2027		61,800	64,855
Export-Credit Bank of Turkey 8.250% due 01/24/2024		25,400	27,685
Kuwait International Government Bond
2.750% due 03/20/2022		54,910	55,836
3.500% due 03/20/2027		152,600	164,269
Peru Government International Bond
5.350% due 08/12/2040	PEN	149,502	45,505
5.400% due 08/12/2034		147,740	46,944
5.940% due 02/12/2029		831,205	283,025
6.150% due 08/12/2032		473,995	162,484
6.350% due 08/12/2028		841,852	295,003
6.900% due 08/12/2037		9,791	3,579
6.950% due 08/12/2031		521,831	190,272
8.200% due 08/12/2026		609,047	233,912
Provincia de Buenos Aires
45.979% due 05/31/2022 ●	ARS	435,780	3,432
52.270% (BADLARPP + 3.750%) due 04/12/2025 ~(a)		213,790	1,622
Qatar Government International Bond
3.875% due 04/23/2023		$90,000	95,149
5.103% due 04/23/2048		21,700	27,929
Republic of Greece Government International Bond
3.000% due 02/24/2023 þ	EUR	5,465	6,801
3.000% due 02/24/2024 þ		10,304	13,127
3.000% due 02/24/2025 þ		5,465	7,103
3.000% due 02/24/2026 þ		11,175	14,792
3.000% due 02/24/2027 þ		14,875	19,884
3.000% due 02/24/2028 þ		10,716	14,485
3.000% due 02/24/2029 þ		7,466	10,036
3.000% due 02/24/2030 þ		16,266	22,249
3.000% due 02/24/2031 þ		7,266	9,841
3.000% due 02/24/2032 þ		6,166	8,508
3.000% due 02/24/2033 þ		5,866	8,068
3.000% due 02/24/2034 þ		46,343	64,661
3.000% due 02/24/2035 þ		9,906	13,629
3.000% due 02/24/2036 þ		19,180	26,618
3.000% due 02/24/2037 þ		6,366	8,849
3.000% due 02/24/2038 þ		6,366	8,903
3.000% due 02/24/2039 þ		8,600	12,106
3.000% due 02/24/2040 þ		6,366	8,922
3.000% due 02/24/2041 þ		7,066	9,972
3.000% due 02/24/2042 þ		6,666	9,496
Saudi Government International Bond
2.375% due 10/26/2021		$400	402
2.875% due 03/04/2023		99,900	101,836
3.250% due 10/26/2026		188,500	195,559

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

3.625% due 03/04/2028		21,600	22,847
4.000% due 04/17/2025		556,020	600,443
4.375% due 04/16/2029		42,600	47,868
4.500% due 10/26/2046		43,900	48,719
4.625% due 10/04/2047		35,500	40,034
5.000% due 04/17/2049		62,942	75,375
South Africa Government International Bond
4.850% due 09/30/2029		60,100	60,250
5.750% due 09/30/2049		34,800	33,961
Turkey Government International Bond
4.625% due 03/31/2025	EUR	130,000	154,548
5.600% due 11/14/2024		$187,000	190,612
5.625% due 03/30/2021		45,800	47,238
5.750% due 03/22/2024		45,400	46,533
6.350% due 08/10/2024		139,000	145,561
7.250% due 12/23/2023		177,900	192,949
7.625% due 04/26/2029		323,500	358,160
Venezuela Government International Bond
6.000% due 12/09/2020 ^(d)		67,641	8,117
7.000% due 03/31/2038 ^(d)		8,428	1,011
7.650% due 04/21/2025 ^(d)		40,703	4,884
8.250% due 10/13/2024 ^(d)		53,077	6,369
9.000% due 05/07/2023 ^(d)		23,441	2,813
9.250% due 09/15/2027 ^(d)		60,703	7,284
9.250% due 05/07/2028 ^(d)		75,546	9,065
11.750% due 10/21/2026 ^(d)		6,260	751
11.950% due 08/05/2031 ^(d)		64,700	7,764
Total Sovereign Issues (Cost $7,799,227)			6,427,592
		SHARES
COMMON STOCKS 0.1%
COMMUNICATION SERVICES 0.0%
iHeartMedia, Inc.		37,681	573
			573
CONSUMER DISCRETIONARY 0.1%
Caesars Entertainment Corp. (e)		11,846,058	161,106
ENERGY 0.0%
Dommo Energia S.A. (e)(l)		3,499,895	2,549
Dommo Energia S.A. «		8,874,143	5,346
Dommo Energia S.A. SP - ADR «(e)		27,883	203
			8,098
HEALTH CARE 0.0%
NVHL S.A. ’A’ «(e)(l)		8,220	14
NVHL S.A. ’B’ «(e)(l)		8,220	14
NVHL S.A. ’C’ «(e)(l)		8,220	14
NVHL S.A. ’D’ «(e)(l)		8,220	15
NVHL S.A. ’E’ «(e)(l)		8,220	15
NVHL S.A. ’F’ «(e)(l)		8,220	15
NVHL S.A. ’G’ «(e)(l)		8,220	15
NVHL S.A. ’H’ «(e)(l)		8,220	15
NVHL S.A. ’I’ «(e)(l)		8,220	15
NVHL S.A. ’J’ «(e)(l)		8,220	15
			147
INDUSTRIALS 0.0%
Westmoreland Mining Holdings LLC «(l)		144,947	2,174
			2,174
UTILITIES 0.0%
Eneva S.A. (e)(l)		398,876	4,332
Total Common Stocks (Cost $145,878)			176,431
WARRANTS 0.2%
COMMUNICATION SERVICES 0.2%
iHeartMedia, Inc.		18,345,176	310,034
INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 «		684,000	1,482

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

MATERIALS 0.0%
Novasep Holding SAS - Exp. 05/31/2022 «		116,700	59
Total Warrants (Cost $354,379)			311,575
PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.3%
AGFC Capital Trust 3.751% (US0003M + 1.750%) due 01/15/2067 ~		70,600,000	35,300
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 ●(j)(k)		20,000,000	22,622
8.875% due 04/14/2021 ●(j)(k)		14,400,000	17,741
Banco Santander S.A. 6.250% due 09/11/2021 ●(j)(k)		35,300,000	42,231
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(j)		5,245,000	5,364
Charles Schwab Corp. 5.000% due 12/01/2027 ●(j)		9,000,000	9,486
Encina Private Credit LLC «		24,670	0
Farm Credit Bank of Texas 6.750% (US0003M + 4.010%) due 09/15/2023 ~(j)		87,500	9,406
Nationwide Building Society 10.250% ~		666,220	146,491
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (j)		129,003,000	184,500
VEREIT, Inc. 6.700% due 01/31/2020 (j)		187,224	4,774
			477,915
INDUSTRIALS 0.2%
General Electric Co. 5.000% due 01/21/2021 ●(j)		199,404,000	195,611
Sequa Corp. (12.000% PIK) 12.000% «(c)		15,920	18,454
			214,065
Total Preferred Securities (Cost $659,583)			691,980
REAL ESTATE INVESTMENT TRUSTS 0.2%
REAL ESTATE 0.2%
VICI Properties, Inc.		11,483,010	293,391
Total Real Estate Investment Trusts (Cost $157,895)			293,391
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (m) 0.3%			469,512
SHORT-TERM NOTES 0.0%
Cigna Corp. 2.250% (US0003M + 0.350%) due 03/17/2020 ~		$47,286	47,306
ARGENTINA TREASURY BILLS 0.2%
38.443% due 05/13/2020 - 10/29/2020 (f)(g)	ARS	7,804,683	102,800
41.333% due 04/03/2020 «~		1,248,130	17,098
43.313% due 06/22/2020 «~		5,053,550	74,903
			194,801
MEXICO TREASURY BILLS 0.0%
7.138% due 01/09/2020 (g)(h)	MXN	487,300	25,742
U.S. TREASURY BILLS 0.1%
1.581% due 01/07/2020 - 03/19/2020 (f)(g)(p)(r)		$96,087	95,952

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

Total Short-Term Instruments (Cost $954,191)		833,313
Total Investments in Securities (Cost $169,808,366)		173,290,424
	SHARES
INVESTMENTS IN AFFILIATES 4.8%
COMMON STOCKS 0.1%
Clear Channel Outdoor Holdings, Inc.	50,638,436	144,826
iHeartMedia, Inc. ’A’	2,815,459	47,581
Sierra Hamilton Holder LLC «(l)	15,369,768	2,911
Total Common Stocks (Cost $318,596)		195,318
SHORT-TERM INSTRUMENTS 4.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.7%
PIMCO Short-Term Floating NAV Portfolio III	634,383,860	6,275,960
Total Short-Term Instruments (Cost $6,275,223)		6,275,960
Total Investments in Affiliates (Cost $6,593,819)		6,471,278
Total Investments 133.7% (Cost $176,402,185)		$179,761,702
Financial Derivative Instruments (o)(q) 0.3%(Cost or Premiums, net $(825,777))		361,857
Other Assets and Liabilities, net (34.0)%		(45,681,186)
Net Assets 100.0%		$134,442,373

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Principal only security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Coupon represents a yield to maturity.
(i)	Principal amount of security is adjusted for inflation.
(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	Contingent convertible security.
(l)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.4.870% due 10/03/2021	10/02/2014	$24,975	$25,622	0.02%
Britannia Property Owner LLC-0.008% due 10/09/2021	11/15/2018	47,990	47,859	0.04
Cheltenham LLC-0.005% due 11/09/2021	11/15/2018	62,115	62,141	0.05
Dommo Energia S.A.	12/21/2017 - 12/26/2017	910	2,549	0.00
Eneva S.A.	12/21/2017 - 12/03/2019	1,850	4,332	0.00
Fidere Gestion De Vivienda2.500% due 05/15/2020	10/31/2018	97,228	96,053	0.07
GHH Holdings Ltd.2.611% due 12/04/2024	10/10/2018	98,515	99,469	0.07
Grey Barn LLC-0.005% due 09/09/2021	11/15/2018	95,218	95,196	0.07
Hotel (PL Property) Ltd.2.685% due 02/07/2023	07/09/2018	71,550	71,569	0.05
Isla Vista Owner LLC-0.005% due 05/09/2020	11/15/2018	53,577	53,612	0.04
Kiinteisto oy Paulon Talo2.300% due 02/15/2021	04/18/2018	51,045	46,040	0.04
Kiinteisto oy Paulon Talo2.350% due 02/15/2021	04/18/2018	55,630	50,175	0.04
NVHL S.A. ‘A’	03/09/2012	26	14	0.00
NVHL S.A. ‘B’	03/09/2012	26	14	0.00
NVHL S.A. ‘C’	03/09/2012	26	14	0.00
NVHL S.A. ‘D’	03/09/2012	27	15	0.00
NVHL S.A. ‘E’	03/09/2012	27	15	0.00
NVHL S.A. ‘F’	03/09/2012	27	15	0.00
NVHL S.A. ‘G’	03/09/2012	27	15	0.00
NVHL S.A. ‘H’	03/09/2012	27	15	0.00
NVHL S.A. ‘I’	03/09/2012	27	15	0.00
NVHL S.A. ‘J’	03/09/2012	27	15	0.00
Oasis West4.990% due 03/08/2022	07/13/2018	200,000	200,472	0.15
Sierra Hamilton Holder LLC	07/31/2017	3,896	2,911	0.00
Tawny Funding S.A.3.150% due 03/16/2023	08/28/2018	315,548	302,792	0.23
Theatre Hospitals PLC4.190% due 12/15/2024	12/17/2019	39	0	0.00
Westmoreland Mining Holdings LLC	12/08/2014 -03/26/2019	4,070	2,174	0.00
		$1,184,423	$1,163,113	0.87%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(m)	REPURCHASE AGREEMENTS:

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	1.600%	12/31/2019	01/02/2020	$286,500	U.S. Treasury Notes 2.625% due 07/15/2021	$(292,297)	$286,500	$286,526
BOS	1.540	12/30/2019	01/06/2020	5,453	U.S. Treasury Bonds 2.875% due 05/15/2049	(5,447)	5,453	5,454
BRC	2.030	12/24/2019	02/20/2020	136,090	CLNC 2019-FL1 Ltd. 2.983% due 08/20/2035	(38,591)	136,090	136,159
					Exeter Automobile Receivables Trust 2015-2 5.790% due 05/16/2022	(18,035)
					Hertz Vehicle Financing LP 3.420% due 05/25/2025	(35,277)
					TRTX 2019-FL3 Issuer Ltd. 2.890% due 10/15/2034	(60,122)
FICC	1.250	12/31/2019	01/02/2020	41,469	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	(42,303)	41,469	41,470
Total Repurchase Agreements						$(492,072)	$469,512	$469,609

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BCY	1.600%	11/01/2019	TBD(3)		$(6,740)	$(6,759)
	2.000	11/01/2019	10/31/2021		(2,159)	(2,166)
BOM	2.010	11/15/2019	01/16/2020		(203,058)	(203,602)
BOS	1.500	12/31/2019	01/02/2020		(96,371)	(96,379)
	1.970	11/13/2019	01/14/2020		(2,487,051)	(2,493,856)
	1.970	12/13/2019	01/14/2020		(23,055)	(23,080)
	1.970	12/19/2019	01/14/2020		(14,172)	(14,183)
	1.970	12/31/2019	01/14/2020		(142,374)	(142,390)
	1.980	12/13/2019	02/25/2020		(7,640)	(7,648)
	2.010	12/13/2019	01/17/2020		(3,351)	(3,355)
	2.020	12/13/2019	01/14/2020		(5,228)	(5,234)
	2.070	12/13/2019	01/21/2020		(12,064)	(12,078)
	2.130	12/13/2019	01/07/2020		(15,415)	(15,433)
	2.136	12/11/2019	01/10/2020		(243,148)	(243,465)
	2.150	12/13/2019	01/07/2020		(2,212)	(2,215)
BPS	2.160	01/03/2020	01/16/2020		(150,614)	(150,614)
BRC	1.700	12/24/2019	02/20/2020		(136,096)	(136,154)
	1.950	11/01/2019	TBD(3)		(3,319)	(3,330)
BSN	2.100	12/13/2019	01/13/2020		(1,453,925)	(1,455,621)
CDC	2.100	11/21/2019	01/21/2020		(480,194)	(481,371)
	2.100	12/23/2019	01/21/2020		(8,871)	(8,876)
CFR	1.730	11/01/2019	TBD(3)		(16,432)	(16,481)
CSN	1.920	11/13/2019	02/11/2020		(834,076)	(836,300)
	1.920	12/13/2019	02/11/2020		(15,173)	(15,189)
	1.920	12/27/2019	02/10/2020		(71,011)	(71,034)
FAR	1.880	11/13/2019	02/11/2020		(2,465,586)	(2,472,024)
	1.880	11/22/2019	02/11/2020		(42,279)	(42,370)
	1.880	12/12/2019	02/13/2020		(1,782)	(1,784)
	1.880	12/19/2019	02/13/2020		(3,304)	(3,306)
	1.880	12/27/2019	02/13/2020		(28,078)	(28,087)
	2.090	12/20/2019	01/21/2020		(536,950)	(537,355)
GSC	2.100	12/04/2019	01/06/2020		(307,523)	(308,043)
IND	2.070	12/12/2019	01/10/2020		(89,322)	(89,430)
	2.070	12/20/2019	01/10/2020		(23,238)	(23,255)
JML	0.250	10/31/2019	TBD(3)		(9,500)	(9,508)
	1.250	10/15/2019	01/10/2020	GBP	(689)	(915)
JPS	1.000	12/05/2019	TBD(3)		$(1,495)	(1,496)
	2.015	12/13/2019	01/13/2020		(8,443)	(8,452)
	2.180	12/20/2019	01/21/2020		(554,375)	(554,811)
	2.180	01/02/2020	01/21/2020		(101,071)	(101,070)
NOM	1.700	11/26/2019	TBD(3)		(1,132)	(1,134)
	1.750	11/01/2019	TBD(3)		(742)	(744)
	1.750	11/01/2019	10/29/2021		(621)	(623)
	1.960	11/13/2019	01/13/2020		(2,651,843)	(2,659,062)
	1.960	12/19/2019	01/13/2020		(49,720)	(49,758)
NXN	1.850	11/05/2019	01/15/2020		(37,180)	(37,291)
	1.850	11/06/2019	01/15/2020		(65,521)	(65,713)
	1.890	11/20/2019	02/20/2020		(472,455)	(473,522)
RCY	1.895	12/27/2019	02/26/2020		(6,071)	(6,073)
	1.895	01/02/2020	02/26/2020		(265,241)	(265,241)
	1.910	01/02/2020	01/16/2020		(143,291)	(143,291)
	1.970	11/12/2019	01/13/2020		(761,166)	(763,290)
	1.970	12/27/2019	01/13/2020		(173,289)	(173,346)
	1.970	01/02/2020	01/13/2020		(616,219)	(616,219)
	1.980	12/10/2019	02/20/2020		(98,885)	(99,010)
	1.980	01/02/2020	02/20/2020		(216,461)	(216,461)
	2.050	12/10/2019	02/10/2020		(1,004,027)	(1,005,342)
SAL	1.750	11/01/2019	10/30/2021		(8,189)	(8,214)
	2.080	12/12/2019	01/10/2020		(626,432)	(627,192)
SCX	1.880	12/27/2019	02/28/2020		(1,750)	(1,751)
	2.050	12/30/2019	02/20/2020		(267,405)	(267,451)
	2.060	11/20/2019	01/21/2020		(397,575)	(398,553)
SGY	1.940	12/18/2019	01/13/2020		(20,033)	(20,049)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

	1.950	11/13/2019	01/13/2020	(240,631)	(241,283)
	1.950	11/19/2019	01/21/2020	(697,817)	(699,480)
	1.950	12/12/2019	01/21/2020	(30,534)	(30,607)
UAG	1.880	11/13/2019	02/11/2020	(431,034)	(432,160)
WFS	1.930	11/20/2019	02/19/2020	(1,064,856)	(1,067,311)
	1.950	11/18/2019	01/21/2020	(96,043)	(96,277)
Total Reverse Repurchase Agreements					$(21,095,167)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
BCY	1.100%	12/31/2019	01/02/2020	$(286,973)	$(286,990)
GSC	2.220	12/12/2019	01/06/2020	(6,477)	(6,485)
	2.250	12/13/2019	01/13/2020	(40,664)	(40,715)
UBS	1.830	11/04/2019	01/03/2020	(76,765)	(76,995)
	1.830	11/07/2019	02/07/2020	(33,278)	(33,374)
	1.830	11/13/2019	02/07/2020	(26,684)	(26,752)
	1.830	11/14/2019	01/03/2020	(13,703)	(13,737)
	1.830	11/14/2019	02/07/2020	(76,973)	(77,165)
	1.830	12/06/2019	02/07/2020	(38,368)	(38,421)
	1.830	12/09/2019	02/07/2020	(5,194)	(5,200)
	1.850	11/14/2019	01/14/2020	(59,635)	(59,785)
	1.850	12/06/2019	01/14/2020	(86,969)	(87,090)
	1.850	12/09/2019	01/14/2020	(41,592)	(41,643)
	1.970	12/06/2019	01/03/2020	(411,574)	(412,183)
	2.650	02/01/2019	01/31/2020	(478,174)	(490,210)
	2.650	03/13/2019	01/31/2020	(92,324)	(94,376)
	2.650	04/18/2019	01/31/2020	(101,487)	(103,438)
Total Sale-Buyback Transactions					$(1,894,559)
SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(5)
U.S. Government Agencies (7.2)%
Freddie Mac, TBA	4.000%	01/01/2050	$88,800	$(92,168)	$(92,405)
Ginnie Mae, TBA	3.000	01/01/2050	44,550	(45,747)	(45,735)
Ginnie Mae, TBA	3.500	01/01/2050	320,100	(330,933)	(329,891)
Ginnie Mae, TBA	3.500	02/01/2050	100,000	(102,883)	(103,098)
Ginnie Mae, TBA	4.000	01/01/2050	649,325	(674,082)	(672,087)
Ginnie Mae, TBA	4.000	02/01/2050	345,000	(357,008)	(357,407)
Ginnie Mae, TBA	4.500	01/01/2050	639,883	(669,421)	(669,106)
Ginnie Mae, TBA	4.500	02/01/2050	977,400	(1,022,995)	(1,023,870)
Ginnie Mae, TBA	5.000	01/01/2050	979,400	(1,031,431)	(1,032,396)
Uniform Mortgage-Backed Security, TBA	2.500	01/01/2050	791,100	(780,368)	(781,822)
Uniform Mortgage-Backed Security, TBA	3.000	01/01/2035	13,600	(13,901)	(13,935)
Uniform Mortgage-Backed Security, TBA	3.000	02/01/2035	16,400	(16,792)	(16,793)
Uniform Mortgage-Backed Security, TBA	3.500	01/01/2050	1,146,950	(1,177,521)	(1,179,327)
Uniform Mortgage-Backed Security, TBA	3.500	02/01/2050	292,824	(300,644)	(301,021)
Uniform Mortgage-Backed Security, TBA	4.000	01/01/2035	106,200	(110,597)	(110,782)
Uniform Mortgage-Backed Security, TBA	4.500	01/01/2050	404,255	(425,352)	(425,615)
Uniform Mortgage-Backed Security, TBA	4.500	02/01/2050	1,927,145	(2,028,084)	(2,030,099)
Uniform Mortgage-Backed Security, TBA	5.000	01/01/2050	493,250	(527,070)	(527,446)
Total U.S. Government Agencies				(9,706,997)	(9,712,835)
U.S. Treasury Obligations 0.0%
U.S. Treasury Bonds	2.875	05/15/2049	4,929	(5,520)	(5,447)
Total Short Sales (7.2)%				$(9,712,517)	$(9,718,282)

(n)	Securities with an aggregate market value of $23,561,677 and cash of $6,867 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(30,933,988) at a weighted average interest rate of 2.389%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(1,967) of deferred price drop.
(5)	Payable for short sales includes $19 of accrued interest.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	$116.500	02/21/2020	650	$650	$6	$1
Total Purchased Options					$6	$1

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February 2020 Futures	$127.000	01/24/2020	11,530	$11,530	$(2,269)	$(1,081)
Put - CBOT U.S. Treasury 10-Year Note February 2020 Futures	127.500	01/24/2020	6,006	6,006	(1,822)	(1,126)
Put - CBOT U.S. Treasury 10-Year Note February 2020 Futures	128.000	01/24/2020	3,082	3,082	(914)	(1,011)
Put - CBOT U.S. Treasury 10-Year Note February 2020 Futures	128.500	01/24/2020	3,060	3,060	(1,003)	(1,673)
Call - CBOT U.S. Treasury 10-Year Note February 2020 Futures	129.000	01/24/2020	11,530	11,530	(3,210)	(3,063)
Call - CBOT U.S. Treasury 10-Year Note February 2020 Futures	130.500	01/24/2020	6,006	6,006	(2,257)	(282)
Call - CBOT U.S. Treasury 10-Year Note February 2020 Futures	131.000	01/24/2020	3,082	3,082	(860)	(96)
Call - CBOT U.S. Treasury 10-Year Note February 2020 Futures	131.500	01/24/2020	560	560	(183)	(9)
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	127.000	02/21/2020	1,173	1,173	(263)	(312)
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	130.000	02/21/2020	1,173	1,173	(375)	(293)
Total Written Options					$(13,156)	$(8,946)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2020	3	$574	$(9)	$0	$(4)
Euro-Buxl 30-Year Bond March Futures	03/2020	3	668	(18)	0	(10)
U.S. Treasury 10-Year Note March Futures	03/2020	34,168	4,387,919	(42,823)	0	(3,737)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2020	21,030	3,820,231	(117,814)	0	(24,316)
				$(160,664)	$0	$(28,067)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond March Futures	03/2020	11,965	$(1,200,339)	$23,955	$6,296	$0
Japan Government 10-Year Bond March Futures	03/2020	1,386	(1,941,204)	476	1,148	(1,531)
U.S. Treasury 5-Year Note March Futures	03/2020	108,958	(12,923,440)	51,286	2,553	0
United Kingdom Long Gilt March Futures	03/2020	45,497	(7,917,657)	87,669	76,537	(34,351)
				$163,386	$86,534	$(35,882)
Total Futures Contracts				$2,722	$86,534	$(63,949)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Constellation Energy Group, Inc.	(1.000)%	Quarterly	06/20/2020	0.033%	$1,900	$(15)	$6	$(9)	$0	$0
Newell Brands, Inc.	(1.000)	Quarterly	06/20/2023	0.566	2,200	(28)	(5)	(33)	1	0
Sprint Communications, Inc.	(5.000)	Quarterly	06/20/2024	2.860	2,200	(303)	107	(196)	3	0
						$(346)	$108	$(238)	$4	$0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2021	0.127%	$25,200	$435	$5	$440	$2	$0
Bombardier, Inc.	5.000	Quarterly	06/20/2024	3.485	7,800	(44)	522	478	0	0
Bombardier, Inc.	5.000	Quarterly	12/20/2024	3.682	2,400	(119)	258	139	2	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2022	0.854	400	47	2	49	0	0
General Electric Co.	1.000	Quarterly	12/20/2020	0.347	19,400	30	100	130	1	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.652	72,800	(1,215)	2,210	995	0	(2)
Sprint Communications, Inc.	5.000	Quarterly	12/20/2021	1.142	11,600	1,094	(209)	885	0	(2)
						$228	$2,888	$3,116	$5	$(4)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-33 5-Year Index	(5.000)%	Quarterly	12/20/2024		$755,954	$(49,761)	$(24,449)	$(74,210)	$262	$0
CDX.IG-33 5-Year Index	(1.000)	Quarterly	12/20/2024		1,373,100	(27,222)	(8,882)	(36,104)	129	0
iTraxx Europe Main 32 5-Year Index	(1.000)	Quarterly	12/20/2024	EUR	195,000	(5,814)	(340)	(6,154)	69	0
						$(82,797)	$(33,671)	$(116,468)	$460	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-24 5-Year Index	1.000%	Quarterly	12/20/2020	$30,337	$66	$201	$267	$4	$0
CDX.EM-28 5-Year Index	1.000	Quarterly	12/20/2022	35,308	(816)	587	(229)	0	(3)
CDX.EM-29 5-Year Index	1.000	Quarterly	06/20/2023	18,700	(651)	248	(403)	0	(1)
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023	133,700	(5,951)	2,703	(3,248)	3	0
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024	428,450	(21,535)	10,345	(11,190)	39	0
CDX.EM-32 5-Year Index	1.000	Quarterly	12/20/2024	594,200	(28,563)	8,808	(19,755)	95	0
CDX.HY-24 5-Year Index	5.000	Quarterly	06/20/2020	2,117,214	41,500	(13,346)	28,154	305	0
CDX.HY-25 5-Year Index	5.000	Quarterly	12/20/2020	2,293,185	76,088	(21,750)	54,338	384	0
					$60,138	$(12,204)	$47,934	$830	$(4)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	5.830%	Maturity	01/02/2023		$1,691,200	$36	$1,209	$1,245	$83	$0
Pay	1-Year BRL-CDI	5.836	Maturity	01/02/2023		1,313,100	0	1,015	1,015	64	0
Pay	1-Year BRL-CDI	5.855	Maturity	01/02/2023		436,900	0	388	388	21	0
Pay	3-Month CAD-Bank Bill	2.625	Semi-Annual	03/19/2027	CAD	172,700	9,232	(4,285)	4,947	0	(678)
Pay	3-Month CAD-Bank Bill	3.000	Semi-Annual	03/19/2027		376,200	29,962	(11,532)	18,430	0	(1,485)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/17/2027		132,800	8,212	(3,385)	4,827	0	(631)
Pay	3-Month CAD-Bank Bill	3.400	Semi-Annual	06/20/2029		34,700	3,971	(1,060)	2,911	0	(225)
Receive	3-Month CAD-Bank Bill	2.800	Semi-Annual	12/18/2043		289,300	(20,346)	(668)	(21,014)	4,645	0
Receive	3-Month CAD-Bank Bill	3.500	Semi-Annual	06/20/2044		22,000	(4,044)	101	(3,943)	386	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021		$134,100	501	38	539	52	0
Receive(6)	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022		642,200	8,037	123	8,160	269	0
Receive	3-Month USD-LIBOR	2.543	Semi-Annual	02/05/2024		584,700	0	(23,600)	(23,600)	388	0
Receive	3-Month USD-LIBOR	2.550	Semi-Annual	02/05/2024		584,700	0	(23,779)	(23,779)	388	0
Receive	3-Month USD-LIBOR	2.559	Semi-Annual	02/05/2024		584,900	0	(24,023)	(24,023)	388	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

Receive	3-Month USD-LIBOR	2.571	Semi-Annual	02/05/2024		292,500	0	(12,170)	(12,170)	194	0
Receive	3-Month USD-LIBOR	2.580	Semi-Annual	02/05/2024		877,700	0	(36,845)	(36,845)	582	0
Receive	3-Month USD-LIBOR	2.605	Semi-Annual	02/05/2024		878,200	0	(37,853)	(37,853)	582	0
Receive	3-Month USD-LIBOR	2.607	Semi-Annual	02/05/2024		292,800	0	(12,637)	(12,637)	194	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		17,381,100	(357,382)	(607,755)	(965,137)	16,160	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		396,400	2,793	1,694	4,487	430	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		913,336	(48,410)	14,850	(33,560)	989	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		288,400	20,101	(23,861)	(3,760)	379	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		239,760	(5,562)	(12,372)	(17,934)	432	0
Receive	3-Month USD-LIBOR	1.740	Semi-Annual	12/16/2026		164,100	(903)	1,525	622	353	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029		423,650	(720)	(2,848)	(3,568)	1,343	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		326,500	10,155	2,187	12,342	1,038	0
Receive(6)	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030		1,378,400	(16,392)	36,779	20,387	4,174	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030		835,400	(14,732)	8,043	(6,689)	2,579	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030		405,900	(385)	(2,769)	(3,154)	1,319	0
Receive(6)	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		676,100	39,084	2,845	41,929	2,259	0
Receive	3-Month USD-LIBOR	1.910	Semi-Annual	10/17/2049		115,200	(2,609)	8,011	5,402	1,252	0
Receive	3-Month USD-LIBOR	1.895	Semi-Annual	10/18/2049		115,400	(2,850)	8,663	5,813	1,252	0
Receive(6)	3-Month USD-LIBOR	2.250	Semi-Annual	01/13/2050		142,650	(336)	(4,150)	(4,486)	1,614	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		264,830	(1,907)	8,810	6,903	2,918	0
Receive(6)	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050		367,470	(1,587)	42,877	41,290	3,902	0
Receive(6)	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		1,680,610	(10,294)	150,799	140,505	18,059	0
Receive(6)	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		758,540	(2,697)	87,912	85,215	8,057	0
Receive(6)	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		41,500	(161)	2,438	2,277	452	0
Receive(6)	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		893,800	(1,923)	(25,836)	(27,759)	10,263	0
Pay	3-Month ZAR-JIBAR	8.300	Quarterly	03/15/2027	ZAR	625,500	(1)	2,554	2,553	0	(126)
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		327,300	(1)	359	358	0	(75)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/15/2023	AUD	3,175,400	195,330	31,828	227,158	1,048	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2023		397,900	28,677	2,204	30,881	135	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	12/11/2023		462,900	35,562	4,791	40,353	0	(253)
Pay	6-Month AUD-BBR-BBSW	3.250	Semi-Annual	12/17/2024		1,180,600	34,052	50,305	84,357	0	(1,204)
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025		755,720	32,046	33,317	65,363	0	(907)
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026		26,340	(126)	1,840	1,714	0	(44)
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		1,525,200	9,736	120,368	130,104	0	(2,109)
Receive	6-Month EUR-EURIBOR	0.000	Annual	08/19/2021	EUR	14,652,600	(27,492)	(82,209)	(109,701)	1,501	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	09/09/2021		7,440,000	(19,746)	(36,477)	(56,223)	838	0
Receive	6-Month EUR-EURIBOR	0.230	Annual	08/15/2024		500,000	336	(11,419)	(11,083)	920	0
Receive	6-Month EUR-EURIBOR	0.215	Annual	08/20/2024		500,000	282	(10,974)	(10,692)	926	0
Receive	6-Month EUR-EURIBOR	0.220	Annual	08/21/2024		550,000	284	(12,182)	(11,898)	1,019	0
Receive	6-Month EUR-EURIBOR	0.220	Annual	08/26/2024		550,000	(34)	(11,805)	(11,839)	1,026	0
Receive	6-Month EUR-EURIBOR	0.260	Annual	09/04/2024		380,000	85	(9,119)	(9,034)	716	0
Receive	6-Month EUR-EURIBOR	0.290	Annual	09/05/2024		550,000	97	(14,127)	(14,030)	1,037	0
Receive	6-Month EUR-EURIBOR	0.260	Annual	09/06/2024		136,700	22	(3,268)	(3,246)	258	0
Receive	6-Month EUR-EURIBOR	0.270	Annual	09/11/2024		267,100	38	(6,471)	(6,433)	508	0
Receive	6-Month EUR-EURIBOR	0.230	Annual	09/12/2024		360,000	(115)	(7,736)	(7,851)	685	0
Receive	6-Month EUR-EURIBOR	0.180	Annual	09/18/2024		900,000	(34)	(16,685)	(16,719)	1,731	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	09/25/2024		540,000	230	(10,670)	(10,440)	1,047	0
Pay	6-Month EUR-EURIBOR	0.000	Annual	12/18/2024		130,800	246	(246)	0	139	(139)
Receive(6)	6-Month EUR-EURIBOR	0.150	Annual	06/17/2025		875,000	54	4,221	4,275	2,175	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	02/18/2029		3,000,000	(669)	181,748	181,079	0	(13,990)
Pay	6-Month EUR-EURIBOR	0.650	Annual	02/26/2029		5,832,300	(10,230)	361,123	350,893	0	(27,284)
Pay	6-Month EUR-EURIBOR	0.650	Annual	03/04/2029		4,913,200	24,293	270,749	295,042	0	(23,044)
Receive	6-Month EUR-EURIBOR	1.250	Annual	08/19/2049		2,544,200	27,354	(545,233)	(517,879)	44,444	0
Receive	6-Month EUR-EURIBOR	1.250	Annual	09/09/2049		1,290,000	(10,286)	(251,641)	(261,927)	22,589	0
Receive(6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030	GBP	923,675	2,905	29,491	32,396	7,132	0
Receive(6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050		25,900	631	2,640	3,271	549	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	77,889,000	(4,855)	(7,392)	(12,247)	0	(557)
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	09/20/2026		83,970,000	17,459	(14,968)	2,491	0	(747)
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	01/18/2028		44,520,000	229	(10,088)	(9,859)	0	(318)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

Receive	6-Month JPY-LIBOR	0.285	Semi-Annual	01/25/2028		330,000	24	(79)	(55)	0	(2)
Receive	6-Month JPY-LIBOR	0.301	Semi-Annual	02/13/2028		17,900,000	1,130	(4,343)	(3,213)	0	(130)
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	02/16/2028		18,490,000	10	(4,093)	(4,083)	0	(136)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		99,703,000	5,646	(23,211)	(17,565)	0	(754)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/21/2028		36,330,000	3,225	(9,620)	(6,395)	0	(272)
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		8,670,000	(8)	(2,122)	(2,130)	0	(69)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		1,890,323,000	(90,127)	(491,080)	(581,207)	0	(16,619)
Receive	6-Month JPY-LIBOR	0.415	Semi-Annual	03/25/2029		16,170,000	(110)	(4,362)	(4,472)	0	(143)
Receive	6-Month JPY-LIBOR	0.446	Semi-Annual	06/18/2029		13,110,000	291	(4,152)	(3,861)	0	(118)
Pay	6-Month JPY-LIBOR	0.119	Semi-Annual	08/30/2029		35,816,000	0	(7,533)	(7,533)	307	0
Pay	6-Month JPY-LIBOR	0.104	Semi-Annual	09/09/2029		13,464,000	0	(2,660)	(2,660)	116	0
Pay	6-Month JPY-LIBOR	0.078	Semi-Annual	09/10/2029		13,821,000	6	(2,402)	(2,396)	120	0
Pay	6-Month JPY-LIBOR	0.086	Semi-Annual	09/11/2029		13,206,000	0	(2,398)	(2,398)	114	0
Pay	6-Month JPY-LIBOR	0.035	Semi-Annual	09/13/2029		12,804,000	0	(1,721)	(1,721)	111	0
Pay	6-Month JPY-LIBOR	0.015	Semi-Annual	09/17/2029		13,126,000	0	(1,530)	(1,530)	115	0
Pay	6-Month JPY-LIBOR	0.068	Semi-Annual	09/25/2029		20,032,000	0	(3,309)	(3,309)	175	0
Pay	6-Month JPY-LIBOR	0.085	Semi-Annual	09/27/2029		13,880,400	0	(2,516)	(2,516)	123	0
Pay	28-Day MXN-TIIE	8.320	Lunar	02/10/2021	MXN	10,000,000	48	7,936	7,984	0	(18)
Pay	28-Day MXN-TIIE	8.300	Lunar	08/26/2021		10,500,000	0	13,746	13,746	74	0
Pay	28-Day MXN-TIIE	8.300	Lunar	02/10/2022		11,800,000	0	20,598	20,598	21	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		538,600	0	1,004	1,004	2	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		936,700	0	1,752	1,752	4	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023		1,673,100	(345)	3,473	3,128	7	0
Pay	28-Day MXN-TIIE	8.185	Lunar	02/10/2023		44,600,000	0	108,529	108,529	221	0
Pay	28-Day MXN-TIIE	8.240	Lunar	02/10/2025		6,500,000	0	24,823	24,823	0	(120)
Pay	28-Day MXN-TIIE	8.410	Lunar	02/05/2026		8,240,000	0	39,310	39,310	0	(365)
Pay	28-Day MXN-TIIE	8.375	Lunar	02/08/2027		20,000,000	0	103,152	103,152	0	(1,022)
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		1,364,100	(13)	(5,723)	(5,736)	40	0
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		25,700	0	(109)	(109)	1	0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		7,726,300	(4,092)	(29,014)	(33,106)	213	0
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		622,900	0	(2,240)	(2,240)	17	0
Receive	28-Day MXN-TIIE	7.910	Lunar	12/30/2027		31,300	0	(124)	(124)	1	0
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		799,900	6	(3,531)	(3,525)	19	0
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		606,400	154	(2,868)	(2,714)	15	0
Pay	28-Day MXN-TIIE	8.780	Lunar	01/30/2034		1,750,000	0	15,857	15,857	26	0
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		64,600	255	(365)	(110)	1	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		1,486,300	1,409	(10,158)	(8,749)	23	0
							$(107,288)	$(737,376)	$(844,664)	$179,749	$(93,584)
Total Swap Agreements							$(130,065)	$(780,255)	$(910,320)	$181,048	$(93,592)

(p)	Securities with an aggregate market value of $2,616,633 and cash of $20,593 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.
(q)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
AZD	03/2020		$115	HKD	900	$1	$0
BOA	01/2020	AUD	117,571		$79,827	0	(2,693)
	01/2020	MXN	963,775		50,332	0	(501)
	01/2020	NZD	553,042		355,335	0	(16,992)
	01/2020		$63,139	MXN	1,261,894	3,356	0
	05/2020		49,583		963,775	476	0
BPS	01/2020	BRL	2,618,067		$679,721	29,127	(229)
	01/2020	NZD	309,280		199,011	0	(9,206)
	01/2020		$2,012	AUD	2,965	70	0
	01/2020		656,727	BRL	2,618,067	8,523	(14,426)
	01/2020		12,597	CLP	9,750,078	374	0
	01/2020		75,262	EUR	67,243	197	0
	01/2020		150,454	GBP	114,054	987	(334)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

	01/2020		184,759	MXN	3,647,588	7,801	0
	01/2020		48,365	TRY	283,811	0	(900)
	02/2020	PEN	22,928		$6,758	0	(154)
	04/2020		$184,915	MXN	3,617,007	3,309	0
	07/2020	BRL	1,647,402		$397,340	0	(8,809)
BRC	01/2020	CLP	14,457,482		19,174	0	(55)
	01/2020	EUR	3,013,306		3,326,823	0	(54,679)
	01/2020	GBP	1,151,752		1,490,795	0	(35,127)
	01/2020		$19,186	CLP	14,457,482	47	0
	01/2020		8,811	JPY	954,000	0	(29)
	01/2020		121,074	TRY	710,055	0	(2,293)
BSH	01/2020	BRL	2,163,862		$536,845	0	(1,068)
	01/2020		$519,776	BRL	2,163,862	18,137	0
	07/2020	BRL	1,188,255		$284,694	0	(8,257)
CBK	01/2020		1,706,921		422,920	0	(1,402)
	01/2020	CLP	23,623,008		31,405	0	(12)
	01/2020	JPY	28,118,915		258,993	157	0
	01/2020	MXN	4,649,937		241,314	0	(3,962)
	01/2020	NZD	777,948		500,422	0	(23,319)
	01/2020	PEN	639,670		189,761	0	(3,257)
	01/2020		$431,960	BRL	1,706,921	4,909	(12,546)
	01/2020		115,562	CLP	89,663,193	3,708	0
	01/2020		44,103	GBP	33,874	775	0
	01/2020		322,977	MXN	6,410,136	15,276	0
	01/2020		82,044	PEN	275,454	1,088	0
	01/2020		574,551	RUB	37,613,582	30,382	0
	01/2020		1,624	TRY	9,440	0	(42)
	02/2020	PEN	145,551		$43,293	0	(575)
	02/2020		$42,094	BRL	172,132	657	0
	02/2020		279,892	RUB	18,032,872	9,255	0
	02/2020	ZAR	38,528		$2,602	0	(137)
	03/2020	PEN	275,454		81,798	0	(1,130)
	04/2020		$15,625	MXN	306,967	350	0
	05/2020		170,890		3,321,715	1,641	0
	06/2020		6,506		128,266	115	0
	07/2020	BRL	898,242		$216,413	0	(5,039)
DUB	01/2020	GBP	650,000		841,415	0	(19,750)
FBF	01/2020	BRL	1,349,273		330,138	0	(5,277)
	01/2020		$327,064	BRL	1,349,273	8,351	0
	02/2020		329,734		1,349,273	5,373	0
	03/2020		241,166	INR	17,432,113	1,704	0
GLM	01/2020	BRL	640		$159	0	0
	01/2020	MXN	2,243,630		117,110	0	(1,251)
	01/2020	PEN	92,672		27,336	0	(625)
	01/2020		$155	BRL	640	4	0
	01/2020		3,158	CLP	2,479,820	140	0
	01/2020		32,496	DKK	220,370	584	0
	01/2020		12,453	GBP	9,506	141	0
	01/2020		303,668	RUB	19,904,581	16,453	0
	01/2020		7,916	TRY	46,310	0	(171)
	02/2020		6,563	MXN	125,979	60	0
	02/2020		790,081	RUB	50,965,679	27,126	0
	03/2020		156,025	INR	11,307,235	1,511	0
	03/2020		127,239	RUB	8,248,019	4,583	0
	05/2020		102,931	MXN	2,000,000	949	0
HUS	01/2020	GBP	2,686,318		$3,468,384	0	(90,638)
	01/2020	MXN	46,816		2,423	0	(46)
	01/2020	NZD	66,016		42,474	0	(1,971)
	01/2020		$2,947	AUD	4,338	98	0
	01/2020		4,162	CLP	3,263,008	178	0
	01/2020		27,003	GBP	20,710	436	0
	01/2020		300,980	MXN	6,034,418	17,961	0
	01/2020		88,491	TRY	510,662	0	(2,910)
	02/2020		478	MXN	9,195	6	0
	03/2020		42,699	INR	3,110,455	637	0
	03/2020		26,242	RUB	1,696,171	867	0
	05/2020		2,386	MXN	46,816	45	0
JPM	01/2020	BRL	4,515,434		$1,185,674	63,186	0
	01/2020		$1,138,892	BRL	4,515,434	1,329	(17,733)
	01/2020		56,543	JPY	6,130,100	0	(115)
	01/2020		250,623	MXN	5,000,000	13,092	0
	01/2020		202,351	TRY	1,167,935	0	(6,606)
MYI	01/2020	BRL	1,573,498		$402,977	11,823	0
	01/2020	GBP	604,495		782,187	0	(18,691)
	01/2020		$404,987	BRL	1,573,498	134	(13,966)
	01/2020		8,155	GBP	6,299	190	0
	01/2020		8,219	JPY	890,900	0	(18)
	01/2020		160,371	TRY	935,145	0	(3,747)
	02/2020		1,365	SEK	13,255	53	0
RYL	01/2020	DKK	220,370		$32,862	0	(218)
	01/2020	MXN	126,562		6,550	0	(125)
	01/2020		$4,669	CLP	3,664,698	205	0
	01/2020		15,251	JPY	1,664,600	72	0
	01/2020		8,668	MXN	170,972	357	0
	04/2020		33,070	DKK	220,370	214	0
	05/2020		6,452	MXN	126,562	122	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

SCX	01/2020	BRL	371,200		$97,567	5,291	0
	01/2020	GBP	1,405,744		1,810,672	0	(51,755)
	01/2020		$1,219	AUD	1,749	9	0
	01/2020		92,093	BRL	371,200	183	0
	01/2020		37,433	TRY	218,401	0	(782)
	02/2020		14,750	MXN	285,826	277	0
	02/2020		537	ZAR	7,772	16	0
SOG	01/2020		328,791	RUB	21,356,473	14,681	0
SSB	01/2020	AUD	38,809		$26,849	0	(390)
	01/2020	BRL	1,009,788		247,511	0	(3,512)
	01/2020	EUR	2,583,122		2,852,413	0	(46,341)
	01/2020	GBP	556,133		717,082	0	(19,721)
	01/2020		$238,852	BRL	1,000,000	9,738	0
	01/2020		12,189	JPY	1,318,700	0	(51)
	02/2020		247,206	BRL	1,009,788	3,587	0
	02/2020		5,367	MXN	102,782	37	0
TOR	01/2020	CHF	152		$153	0	(4)
	01/2020		$22,608	CLP	17,758,113	1,013	0
UAG	01/2020	CAD	163,033		$122,489	0	(3,068)
	01/2020	GBP	264,389		340,498	0	(9,783)
	01/2020	NZD	2,057		1,323	0	(62)
	01/2020		$10,999	JPY	1,202,700	72	0
	01/2020		201,200	RUB	13,250,609	11,907	0
	02/2020		409	ZAR	5,777	2	0
Total Forward Foreign Currency Contracts						$365,515	$(526,500)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475%	02/19/2020	184,840	$(83)	$(301)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.725	02/19/2020	184,840	(129)	(30)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	152,300	(93)	(130)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	167,100	(130)	(256)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	152,300	(168)	(45)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	167,100	(204)	(32)
BPS	Put - OTC CDX.HY-33 5-Year Index	Sell	100.000	03/18/2020	129,600	(557)	(113)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	251,800	(331)	(3)
	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475	02/19/2020	148,300	(74)	(241)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.800	02/19/2020	148,300	(82)	(18)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	132,700	(78)	(258)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	132,700	(181)	(4)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	02/19/2020	215,000	(119)	(288)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	134,500	(74)	(301)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	349,500	(528)	(36)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	244,100	(374)	(19)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	318,800	(257)	(488)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	318,800	(405)	(61)
BRC	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	134,000	(79)	(299)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	134,000	(269)	(14)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	97,100	(46)	(83)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	97,100	(112)	(29)
CBK	Put - OTC CDX.HY-32 5-Year Index	Sell	97.500	01/15/2020	390,000	(811)	0
	Put - OTC CDX.HY-33 5-Year Index	Sell	100.000	03/18/2020	239,000	(908)	(208)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	251,800	(330)	(3)
	Put - OTC CDX.IG-33 5-Year Index	Sell	1.000	01/15/2020	386,200	(328)	(2)
	Put - OTC CDX.IG-33 5-Year Index	Sell	1.200	01/15/2020	628,000	(314)	(1)
DBL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	270,500	(148)	(525)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	270,500	(400)	(7)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	02/19/2020	95,600	(37)	(64)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	02/19/2020	95,600	(85)	(14)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	130,100	(94)	(199)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	130,100	(195)	(25)
FBF	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	250,500	(278)	(3)
GST	Put - OTC CDX.HY-33 5-Year Index	Sell	103.000	03/18/2020	314,100	(1,233)	(543)
	Put - OTC CDX.IG-32 5-Year Index	Sell	2.900	06/17/2020	1,126,100	(1,014)	(1)
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	3.000	06/17/2020	1,080,100	(1,091)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	154,300	(140)	(236)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	154,300	(158)	(30)
JPM	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	167,100	(158)	(256)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	167,100	(192)	(32)
MEI	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	144,300	(95)	(323)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	144,300	(175)	(11)
						$(12,557)	$(5,532)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750%	01/21/2020	143,300	$(373)	$(230)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.030	01/21/2020	143,300	(272)	(234)
BPS	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.510	02/10/2020	310,000	(1,093)	(234)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.850	02/10/2020	310,000	(1,023)	(1,179)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.540	02/04/2020	156,640	(689)	(85)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.890	02/04/2020	156,640	(689)	(1,212)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.570	02/05/2020	304,200	(1,339)	(224)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.930	02/05/2020	304,200	(1,339)	(1,849)
DUB	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.380	02/03/2020	304,810	(1,189)	(56)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.740	02/03/2020	304,810	(732)	(2,173)
GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.520	01/24/2020	287,834	(612)	(108)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.820	01/24/2020	287,834	(748)	(1,029)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.870	01/21/2020	143,300	(931)	(670)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.870	01/21/2020	143,300	(933)	(1,029)
MYC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.410	01/03/2020	304,800	(594)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.690	01/03/2020	304,800	(579)	(2,200)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.645	01/13/2020	152,500	(439)	(40)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900	01/13/2020	152,500	(305)	(714)
							$(13,879)	$(13,266)
Total Written Options							$(26,436)	$(18,798)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	HSBC Holdings PLC	(1.000)%	Quarterly	06/20/2024	0.828%	EUR	5,300	$72	$(120)	$0	$(48)
CBK	HSBC Holdings PLC	(1.000)	Quarterly	06/20/2024	0.828		20,000	169	(350)	0	(181)
GST	HSBC Holdings PLC	(1.000)	Quarterly	06/20/2024	0.828		10,000	90	(180)	0	(90)
JPM	HSBC Holdings PLC	(1.000)	Quarterly	06/20/2024	0.828		40,000	371	(733)	0	(362)
								$702	$(1,383)	$0	$(681)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)

									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Gazprom OAO Via Gaz Capital S.A.	1.000%	Quarterly	06/20/2020	0.093%	$6,300	$(952)	$981	$29	$0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.100	46,910	(3,714)	4,142	428	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.150	21,600	(841)	1,208	367	0
	Russia Government International Bond	1.000	Quarterly	09/20/2024	0.521	11,600	(1,179)	1,436	257	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2023	1.229	15,000	(825)	716	0	(109)
BPS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.559	93,600	(1,733)	3,353	1,620	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.685	43,200	(699)	1,300	601	0
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	0.229	14,000	(2,242)	2,271	29	0
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	0.260	4,200	(584)	608	24	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	0.358		3,500	(980)	1,014	34	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	0.397		1,100	(169)	182	13	0
BRC	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	93.803		21,450	2,432	(14,105)	0	(11,673)
	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	89.488		36,800	435	(20,488)	0	(20,053)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	0.358		27,700	(7,297)	7,567	270	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	0.958		10,700	(970)	983	13	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2022	0.149		87,800	444	1,773	2,217	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.100		63,750	(5,055)	5,637	582	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.150		25,000	(923)	1,348	425	0
	Russia Government International Bond	1.000	Quarterly	09/20/2024	0.521		19,860	(2,138)	2,578	440	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	0.705		77,200	(4,906)	5,267	361	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	0.805		15,400	(1,086)	1,150	64	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2023	1.229		15,200	(930)	819	0	(111)
CBK	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	89.488		41,116	1,101	(23,506)	0	(22,405)
	Brazil Government International Bond	1.000	Quarterly	06/20/2023	0.671		7,600	(385)	472	87	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.991		89,500	(1,546)	1,616	70	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.365		63,400	(338)	1,534	1,196	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.631		14,900	(152)	394	242	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.727		49,600	195	467	662	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.685		52,700	(852)	1,585	733	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.100		18,390	(1,472)	1,640	168	0
	Russia Government International Bond	1.000	Quarterly	09/20/2024	0.521		26,300	(2,281)	2,863	582	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.223		300	1	5	6	0
	Shire Acquisitions Investments Ireland DAC	1.000	Quarterly	12/20/2021	0.190	EUR	18,200	(676)	1,014	338	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2023	1.229		$11,100	(556)	475	0	(81)
DUB	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	93.803		29,750	3,395	(19,584)	0	(16,189)
	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	89.488		34,300	1,804	(20,495)	0	(18,691)
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.408		700	0	12	12	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	0.958		3,000	(283)	287	4	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	0.805		19,100	(1,327)	1,406	79	0
FBF	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	93.803		24,950	2,925	(16,502)	0	(13,577)
GST	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	93.803		32,900	3,715	(21,619)	0	(17,904)
	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	89.488		35,000	1,794	(20,866)	0	(19,072)
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	0.883		6,900	(222)	259	37	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.991		87,700	(1,365)	1,434	69	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.510		99,050	(1,483)	3,385	1,902	0
	Gazprom OAO Via Gaz Capital S.A.	1.000	Quarterly	06/20/2020	0.093		7,300	(1,106)	1,140	34	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.494		18,600	(164)	489	325	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.559		50,850	(949)	1,829	880	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.784		43,000	(358)	813	455	0
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	0.229		900	(134)	136	2	0
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	0.260		9,600	(1,402)	1,457	55	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	0.358		30,407	(8,279)	8,575	296	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	0.397		21,800	(3,761)	4,025	264	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	0.958		1,900	(176)	178	2	0
	Russia Government International Bond	1.000	Quarterly	03/20/2020	0.044		3,100	(577)	585	8	0
	Russia Government International Bond	1.000	Quarterly	06/20/2020	0.065		2,700	(368)	381	13	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.100		10,800	(821)	920	99	0
	Russia Government International Bond	1.000	Quarterly	12/20/2022	0.250		76,300	(1,669)	3,367	1,698	0
	Russia Government International Bond	1.000	Quarterly	12/20/2024	0.556		438,300	2,842	6,594	9,436	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	0.705		9,400	(601)	645	44	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

	South Africa Government International Bond	1.000	Quarterly	12/20/2021	0.805	62,300	(4,361)	4,619	258	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.345	15,800	(816)	616	0	(200)
HUS	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	93.803	32,000	3,576	(20,990)	0	(17,414)
	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	89.488	42,300	1,128	(24,178)	0	(23,050)
	Brazil Government International Bond	1.000	Quarterly	12/20/2023	0.746	14,500	(459)	605	146	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	0.883	127,400	(3,727)	4,411	684	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2022	0.323	9,285	(141)	298	157	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.631	12,600	(36)	241	205	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.559	140,750	(2,125)	4,561	2,436	0
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	0.229	10,600	(1,795)	1,817	22	0
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	0.260	3,140	(445)	463	18	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	0.358	13,900	(4,157)	4,292	135	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	0.958	6,600	(605)	613	8	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.100	26,370	(2,048)	2,289	241	0
	Russia Government International Bond	1.000	Quarterly	12/20/2022	0.250	13,100	(59)	351	292	0
	Russia Government International Bond	1.000	Quarterly	09/20/2024	0.521	14,861	(2,032)	2,361	329	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	0.705	26,700	(1,655)	1,780	125	0
JPM	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	89.488	5,500	39	(3,036)	0	(2,997)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.559	148,400	(3,049)	5,617	2,568	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.685	20,700	(335)	623	288	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	0.397	7,400	(1,201)	1,291	90	0
	Russia Government International Bond	1.000	Quarterly	09/20/2020	0.081	34,600	(3,812)	4,055	243	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.100	37,800	(4,481)	4,826	345	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.150	34,400	(1,340)	1,924	584	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	0.805	11,600	(819)	867	48	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2023	1.229	154,200	(9,595)	8,471	0	(1,124)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.345	91,000	(5,032)	3,879	0	(1,153)
MYC	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	93.803	62,500	6,966	(40,978)	0	(34,012)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.784	294,400	(1,793)	4,911	3,118	0
	Pioneer Natural Resources Co.	1.000	Quarterly	12/20/2020	0.190	1,400	(150)	162	12	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2022	0.149	13,000	62	266	328	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.100	9,100	(1,126)	1,209	83	0
	Russia Government International Bond	1.000	Quarterly	06/20/2023	0.328	424,900	(8,072)	17,913	9,841	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	0.805	7,600	(534)	566	32	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2022	1.075	175,400	(3,681)	3,365	0	(316)
NGF	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.223	26,500	107	405	512	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	0.705	9,700	(597)	642	45	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	0.805	39,700	(2,847)	3,012	165	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.345	23,400	(1,213)	916	0	(297)
UAG	Avolon Holdings Ltd. «	5.000	Quarterly	07/01/2020	0.654	19,300	1,130	(697)	433	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	0.805	800	(59)	62	3	0
							$(110,632)	$(58,430)	$51,366	$(220,428)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

								Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.7-1 Index	0.090%	Monthly	08/25/2037	$39,115	$(21,953)	$21,028	$0	$(925)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	4,655	(2,631)	1,960	0	(671)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	177,363	(4,954)	6,474	1,520	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	8,000	(19)	143	124	0
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	6,942	(1,644)	1,315	0	(329)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	12,300	(6,950)	6,659	0	(291)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	11,743	(417)	518	101	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	18,400	(592)	877	285	0
	PRIMEX.ARM.2-AAA Index «	4.580	Monthly	12/25/2037	2,598	98	(61)	37	0
CBK	ABX.HE.AA.6-1 Index	0.320	Monthly	07/25/2045	14,176	(6,911)	6,136	0	(775)
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	94,467	(53,162)	50,927	0	(2,235)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	46,971	(1,962)	2,365	403	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	50,000	(1,820)	2,474	654	0
DUB	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	17,221	(9,687)	9,280	0	(407)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	15,536	(8,782)	6,542	0	(2,240)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	62,000	(1,006)	1,687	681	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	149,368	(4,081)	5,361	1,280	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	191,434	(8,690)	10,949	2,259	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	595,300	(38,483)	46,275	7,792	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	10,000	(1,005)	1,136	131	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	10,000	(208)	363	155	0
FBF	ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	25,547	(22,706)	16,228	0	(6,478)
	ABX.HE.AA.7-1 Index	0.150	Monthly	08/25/2037	550	(436)	345	0	(91)
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	115,746	(65,059)	62,321	0	(2,738)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	90,774	(50,013)	36,924	0	(13,089)
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	27,200	(190)	211	21	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	263,894	(8,587)	10,848	2,261	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	199,092	(6,059)	8,409	2,350	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	168,800	(8,696)	10,905	2,209	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	62,300	(1,438)	2,254	816	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	20,000	(415)	725	310	0
GST	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	12,459	(2,754)	2,164	0	(590)
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	59,657	(23,620)	22,209	0	(1,411)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	4,655	(1,624)	953	0	(671)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	416,750	(5,102)	9,681	4,579	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	5,000	(8)	12	4	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	232,418	(7,181)	9,173	1,992	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	116,075	(4,212)	5,582	1,370	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	66,000	(3,451)	4,315	864	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	196,700	(8,388)	10,963	2,575	0
	CMBX.NA.AS.9 Index	1.000	Monthly	09/17/2058	20,000	(1,505)	1,991	486	0
JPM	ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	857	(360)	143	0	(217)
	ABX.HE.AA.7-1 Index	0.150	Monthly	08/25/2037	150	(91)	66	0	(25)
	ABX.HE.AA.7-2 Index	1.920	Monthly	01/25/2038	150	(84)	28	0	(56)
JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	319,300	(5,507)	9,015	3,508	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	100,147	(4,511)	5,693	1,182	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	588,800	(35,350)	43,057	7,707	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	300,000	(2,684)	6,612	3,928	0
MEI	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	9,829	(1,991)	1,525	0	(466)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	7,661	(309)	375	66	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	48,580	(2,555)	3,128	573	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	145,500	(9,443)	11,347	1,904	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	158,400	(12,402)	14,476	2,074	0
MYC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	96,552	(12,311)	7,736	0	(4,575)
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	19,681	(11,046)	10,580	0	(466)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	11,638	(6,580)	4,902	0	(1,678)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	81,300	(1,373)	2,266	893	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	166,278	(4,621)	6,046	1,425	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	126,428	(4,329)	5,821	1,492	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	64,900	(4,510)	5,359	849	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	9,000	(895)	1,013	118	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	18,700	(682)	972	290	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	259,500	(3,786)	6,637	2,851	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	98,300	(134)	212	78	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	7,130	61	0	61	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	118,570	1,459	(60)	1,399	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	41,200	(2,256)	2,795	539	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	7,700	99	2	101	0
UAG	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	54,017	(1,973)	2,436	463	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	18,317	(816)	1,032	216	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	52,000	(3,102)	3,783	681	0
						$(528,385)	$555,618	$67,657	$(40,424)

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Pay	6-Month AUD-BBR-BBSW	5.250%	Semi-Annual	12/15/2021	AUD	97,200	$(138)	$5,935	$5,797	$0
DUB	Pay	3-Month USD-LIBOR	3.850	Semi-Annual	07/13/2022		$10,000,000	1,050	234,414	235,464	0
GLM	Pay	3-Month USD-LIBOR	3.820	Semi-Annual	07/06/2022		10,000,000	(13,400)	244,091	230,691	0
	Pay	6-Month AUD-BBR-BBSW	5.250	Semi-Annual	12/15/2021	AUD	145,800	(206)	8,902	8,696	0
MYC	Pay	3-Month USD-LIBOR	3.820	Semi-Annual	06/29/2022		$10,000,000	(4,665)	96,041	91,376	0
UAG	Pay	6-Month AUD-BBR-BBSW	5.000	Semi-Annual	06/15/2022	AUD	128,000	(102)	9,020	8,918	0
								$(17,461)	$598,403	$580,942	$0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/ Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	iBoxx USD Liquid High Yield Index	N/A	1.908% (3-Month USD-LIBOR)	Maturity	03/20/2020	$61,550	$(331)	$2,341	$2,010	$0
FBF	Receive	iBoxx USD Liquid High Yield Index	N/A	1.908% (3-Month USD-LIBOR)	Maturity	03/20/2020	3,400	(19)	121	102	0
								$(350)	$2,462	$2,112	$0
Total Swap Agreements								$(656,126)	$1,096,670	$702,077	$(261,533)

(r)	Securities with an aggregate market value of $318,513 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.
FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,192,783	$2,221,821	$5,414,604
Corporate Bonds & Notes
Banking & Finance	0	16,738,874	52,685	16,791,559
Industrials	0	7,211,719	72,560	7,284,279
Utilities	0	3,188,744	0	3,188,744
Convertible Bonds & Notes
Industrials	0	43,283	0	43,283
Utilities	0	2,396	0	2,396
Municipal Bonds & Notes
California	0	7,274	0	7,274
Illinois	0	115,442	0	115,442
Iowa	0	122	0	122
Puerto Rico	0	72,258	0	72,258
Texas	0	3,309	0	3,309
U.S. Government Agencies	0	54,548,731	0	54,548,731
U.S. Treasury Obligations	0	12,645,281	0	12,645,281
Non-Agency Mortgage-Backed Securities	0	37,548,314	1,284,129	38,832,443
Asset-Backed Securities	0	24,913,365	693,053	25,606,418
Sovereign Issues	0	6,427,592	0	6,427,592
Common Stocks
Communication Services	0	573	0	573
Consumer Discretionary	161,106	0	0	161,106
Energy	2,549	0	5,549	8,098
Health Care	0	0	147	147
Industrials	0	0	2,174	2,174
Utilities	4,332	0	0	4,332
Warrants
Communication Services	0	310,034	0	310,034
Industrials	0	0	1,482	1,482
Materials	0	0	59	59
Preferred Securities
Banking & Finance	4,774	473,141	0	477,915
Industrials	0	195,611	18,454	214,065

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

Real Estate Investment Trusts
Real Estate	293,391	0	0	293,391
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	469,512	0	469,512
Short-Term Notes	0	47,306	0	47,306
Argentina Treasury Bills	0	102,800	92,001	194,801
Mexico Treasury Bills	0	25,742	0	25,742
U.S. Treasury Bills	0	95,952	0	95,952

	$466,152	$168,380,158	$4,444,114	$173,290,424
Investments in Affiliates, at Value
Common Stocks	192,407	0	2,911	195,318
Short-Term Instruments
Central Funds Used for Cash Management Purposes	6,275,960	0	0	6,275,960

	$6,468,367	$0	$2,911	$6,471,278

Total Investments	$6,934,519	$168,380,158	$4,447,025	$179,761,702

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(9,712,835)	0	(9,712,835)
U.S. Treasury Obligations	0	(5,447)	0	(5,447)

	$0	$(9,718,282)	$0	$(9,718,282)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	86,534	181,049	0	267,583
Over the counter	0	1,067,122	470	1,067,592

	$86,534	$1,248,171	$470	$1,335,175
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(63,949)	(102,538)	0	(166,487)
Over the counter	0	(806,831)	0	(806,831)

	$(63,949)	$(909,369)	$0	$(973,318)

Total Financial Derivative Instruments	$22,585	$338,802	$470	$361,857

Totals	$6,957,104	$159,000,678	$4,447,495	$170,405,277

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2019:

Category and Subcategory	Beginning Balance at 03/31/2019	Net Purchases (1)	Net Sales/ Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2019 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$1,736,585	$82,310	$(176,311)	$53	$(1,177)	$11,181	$703,799	$(134,619)	$2,221,821	$6,342
Corporate Bonds & Notes
Banking & Finance	94,786	64,240	(108,649)	0	0	2,308	0	0	52,685	2,313
Industrials	5,426	86,720	(306)	565	(7)	(19,291)	0	(547)	72,560	(19,289)
Non-Agency Mortgage-Backed Securities	667,411	1,265,484	(469,017)	360	850	(3,130)	0	(177,829)	1,284,129	(221)
Asset-Backed Securities	1,298,377	587,225	(175,031)	438	4,065	24,432	0	(1,046,453)	693,053	8,365
Common Stocks
Energy	20,843	1,823	(2,382)	0	(121)	(12,065)	0	(2,549)	5,549	3,160
Financials	7,525	0	(7,357)	0	770	(938)	0	0	0	0
Health Care	147	0	0	0	0	0	0	0	147	0
Industrials	0	4,070	0	0	0	(1,896)	0	0	2,174	(1,896)
Warrants
Industrials	199	0	0	0	0	1,283	0	0	1,482	1,283
Materials	59	0	0	0	0	0	0	0	59	0
Preferred Securities
Banking & Finance	10	0	0	0	0	(10)	0	0	0	(10)
Industrials	11,742	1,221	0	0	0	5,491	0	0	18,454	5,491
Short-Term Instruments
Argentina Treasury Bills	$0	$84,667	$0	$0	$0	$7,334	$0	$0	$92,001	$7,334
	$3,843,110	$2,177,760	$(939,053)	$1,416	$4,380	$14,699	$703,799	$(1,361,997)	$4,444,114	$12,872
Investments in Affiliates - at Value
Common Stocks	$5,000	$0	$0	$0	$0	$(2,089)	$0	$0	$2,911	$(2,089)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2019 (Unaudited)

Financial Derivative Instruments - Assets
Over the counter	$1,023	$0	$57	$0	$(88)	$(522)	$0	$0	$470	$(545)
Totals	$3,849,133	$2,177,760	$(938,996)	$1,416	$4,292	$12,088	$703,799	$(1,361,997)	$4,447,495	$10.238

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
					(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2019	Valuation Technique	Unobservable Inputs		Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$877,067	Discounted Cash Flow	Discount Rate		2.720 - 5.570	4.317
	370,556	Other Valuation Techniques(3)	-		-	—
	209,342	Proxy Pricing	Base Price		99.795 - 102.500	100.664
	764,856	Third Party Vendor	Broker Quote		99.250 - 101.000	100.165
Corporate Bonds & Notes
Banking & Finance	52,685	Proxy Pricing	Base Price		109.000	—
Industrials	144	Market Based Approach	Recovery Value		47.609	—
	1,945	Other Valuation Techniques(3)	-		-	—
	4,772	Proxy Pricing	Base Price		106.410	—
	65,699	Reference Instrument	Broker Quote		100.250 - 101.520	101.064
Non-Agency Mortgage-Backed Securities	1,284,129	Proxy Pricing	Base Price		(0.000) - 1,338.640	119.894
Asset-Backed Securities	45,044	Other Valuation Techniques(3)	-		-	—
	648,009	Proxy Pricing	Base Price		2.312 - 105.700	102.123
Common Stocks
Energy	5,345	Market Based Liquidity Discount	Liquidity Discount	BRL	17.300	—
	202	Other Valuation Techniques(3)	-		-	—
Health Care	147	Third Party Vendor	Broker Quote	EUR	1.600	—
Industrials	2,175	Indicative Market Quotation	Broker Quote		$15.000	—
Warrants
Industrials	1,483	Other Valuation Techniques(3)	-		-	—
Materials	59	Other Valuation Techniques(3)	-		-	—
Preferred Securities
Industrials	18,454	Fundamental Valuation	Company Equity Value		934,387,328.532	—
Short-Term Instruments
Argentina Treasury Bills	92,001	Proxy Pricing	Base Price		100.000	—
Investments in Affiliates - at Value
Industrials	2,911	Other Valuation Techniques(3)	-		-	—
Financial Derivative Instruments - Assets
Over the counter	470	Indicative Market Quotation	Broker Quote			0.917 - 2.062
Total	$4,447,495

(1)	Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.
(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

INVESTMENTS IN SECURITIES 123.5% ¤

CORPORATE BONDS & NOTES 7.2%

BANKING & FINANCE 5.6%

AerCap Ireland Capital DAC 4.625% due 10/30/2020		$300	$306
Ally Financial, Inc. 4.250% due 04/15/2021		100	102
Ambac Assurance Corp. 5.100% due 06/07/2020		28	41
Ambac LSNI LLC 6.945% due 02/12/2023 ●		110	111
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 ●(f)(h)	EUR	200	245
Barclays Bank PLC 7.625% due 11/21/2022 (h)		$2,100	2,361
Corp. Andina de Fomento 3.950% due 10/15/2021 (e)	MXN	8,319	434
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		$600	625
Deutsche Bank AG 4.250% due 10/14/2021		4,400	4,525
Goldman Sachs Group, Inc. 3.094% (US0003M + 1.200%) due 09/15/2020 ~		3,300	3,322
ING Bank NV 2.625% due 12/05/2022		1,200	1,225
International Lease Finance Corp. 8.250% due 12/15/2020		100	106
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	105,335	15,571
2.500% due 10/01/2047		3	1
Lloyds Banking Group PLC 2.728% (US0003M + 0.800%) due 06/21/2021 ~		$700	704
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050	DKK	11,586	1,712
2.500% due 10/01/2047		1	0
Nykredit Realkredit A/S
1.000% due 10/01/2050		55,783	8,246
2.500% due 10/01/2047		8	1
Realkredit Danmark A/S 2.500% due 07/01/2047		32	5
Royal Bank of Scotland Group PLC
3.497% (US0003M + 1.550%) due 06/25/2024 ~		$1,100	1,117
4.519% due 06/25/2024 ●		700	744
State Bank of India 2.993% (US0003M + 0.950%) due 04/06/2020 ~		2,100	2,102
Toronto-Dominion Bank 2.250% due 03/15/2021		1,800	1,808
UBS Group AG 3.766% due 04/14/2021 ●		10,400	10,598
UniCredit SpA 7.830% due 12/04/2023		5,050	5,893
			61,905
INDUSTRIALS 0.4%

BAT Capital Corp. 2.499% due 08/14/2020 ●		1,500	1,503
Broadcom, Inc. 3.125% due 04/15/2021		200	203
Dominion Energy Gas Holdings LLC 2.494% (US0003M + 0.600%) due 06/15/2021 ~		600	603
eBay, Inc. 2.750% due 01/30/2023		700	710
Enbridge, Inc. 2.410% (US0003M + 0.400%) due 01/10/2020 ~		1,700	1,700
ERAC USA Finance LLC 2.700% due 11/01/2023		100	101
Microchip Technology, Inc. 3.922% due 06/01/2021		100	102
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/2023		100	102

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2019 (Unaudited)

VMware, Inc. 3.900% due 08/21/2027	200	209
		5,233
UTILITIES 1.2%

AT&T, Inc.
2.657% (US0003M + 0.750%) due 06/01/2021 ~	1,600	1,610
2.951% (US0003M + 0.950%) due 07/15/2021 ~	2,800	2,827
Petrobras Global Finance BV
6.125% due 01/17/2022	645	690
7.250% due 03/17/2044	5,100	6,204
Sempra Energy 2.344% (US0003M + 0.450%) due 03/15/2021 ~	800	800
Sprint Communications, Inc. 7.000% due 03/01/2020	800	805
Tampa Electric Co. 2.600% due 09/15/2022	100	102
		13,038
Total Corporate Bonds & Notes (Cost $78,357)		80,176

MUNICIPAL BONDS & NOTES 0.0%

WEST VIRGINIA 0.0%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047	160	166
Total Municipal Bonds & Notes (Cost $126)		166

U.S. GOVERNMENT AGENCIES 24.9%

Ginnie Mae
2.165% due 02/20/2049 ●	4,565	4,557
2.266% due 08/20/2068 ●	1,917	1,879
Uniform Mortgage-Backed Security, TBA
2.500% due 02/01/2050	13,200	13,038
3.000% due 02/01/2050	9,700	9,826
3.500% due 02/01/2050 - 03/01/2050	107,770	110,785
4.000% due 02/01/2050 - 03/01/2050	130,500	135,765
Total U.S. Government Agencies (Cost $275,429)		275,850

U.S. TREASURY OBLIGATIONS 51.7%

U.S. Treasury Bonds
3.000% due 05/15/2045	320	357
3.000% due 02/15/2048 (o)	70	79
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021 (m)	29,086	29,027
0.125% due 04/15/2022 (j)	102,666	102,522
0.125% due 01/15/2023 (m)	7,547	7,547
0.125% due 07/15/2026	37,609	37,736
0.250% due 01/15/2025	13,742	13,867
0.250% due 07/15/2029 (j)	5,855	5,914
0.375% due 07/15/2025	13,449	13,725
0.375% due 07/15/2025 (m)	9,875	10,078
0.375% due 01/15/2027	29,936	30,398
0.375% due 07/15/2027	6,922	7,063
0.500% due 04/15/2024	25,030	25,438
0.625% due 07/15/2021 (m)	13,508	13,660
0.625% due 01/15/2024 (m)	705	720
0.625% due 01/15/2026 (m)	39,412	40,629
0.625% due 01/15/2026 (j)	41,362	42,639
0.625% due 02/15/2043 (o)	1,657	1,677
0.750% due 07/15/2028	7,412	7,800
0.750% due 02/15/2042 (o)	638	663
0.750% due 02/15/2045	3,945	4,095
0.875% due 01/15/2029	10,064	10,691
0.875% due 02/15/2047	6,674	7,158
1.000% due 02/15/2046	15,379	16,927
1.000% due 02/15/2048	23,692	26,240
1.000% due 02/15/2049 (o)	972	1,081
1.125% due 01/15/2021	10,741	10,841
1.375% due 02/15/2044	9,971	11,768
1.375% due 02/15/2044 (o)	364	430
2.000% due 01/15/2026	5,805	6,454
2.125% due 02/15/2040	2,227	2,912
2.125% due 02/15/2041	7,051	9,293
2.375% due 01/15/2025 (j)	42,485	47,357
2.375% due 01/15/2027	10,719	12,376
2.500% due 01/15/2029	10,656	12,846
3.375% due 04/15/2032	43	60

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2019 (Unaudited)

Total U.S. Treasury Obligations (Cost $549,616)			572,068

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.8%

Alliance Bancorp Trust 2.032% due 07/25/2037 ●		804	745
Banc of America Alternative Loan Trust
2.442% due 12/25/2035 ^●		743	608
6.000% due 06/25/2046		544	540
Banc of America Mortgage Trust
3.900% due 11/25/2035 ^~		104	103
4.261% due 08/25/2035 ^~		124	126
4.664% due 06/25/2035 ~		119	114
BCAP LLC Trust 3.977% due 04/26/2036 ~		602	521
Bear Stearns Adjustable Rate Mortgage Trust
4.043% due 03/25/2035 ~		3	3
4.238% due 07/25/2036 ^~		226	219
Citigroup Mortgage Loan Trust, Inc. 5.500% due 08/25/2034		1,710	1,737
Countrywide Alternative Loan Trust
1.902% due 06/25/2046 ●		132	130
1.960% due 12/20/2046 ^●		239	210
3.976% due 10/25/2035 ^~		37	32
5.500% due 11/25/2035 ^		61	59
5.500% due 01/25/2036		279	246
6.000% due 08/25/2036 ^●		120	105
6.000% due 04/25/2037 ^		387	327
6.000% due 04/25/2037		1,121	1,118
6.250% due 11/25/2036 ^		105	96
Countrywide Home Loan Mortgage Pass-Through Trust
2.372% due 04/25/2035 ●		329	315
4.177% due 04/20/2035 ~		13	13
6.000% due 03/25/2037 ^		804	671
6.000% due 05/25/2037 ^		489	382
6.000% due 07/25/2037 ^		1,488	1,214
Credit Suisse Mortgage Capital Certificates Trust 3.322% due 10/25/2058 ~		3,526	3,538
Deutsche ALT-A Securities, Inc. 2.092% due 04/25/2037 ●		676	433
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.300% due 07/25/2036 ^þ		295	277
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037 ^		71	50
Grifonas Finance PLC 0.000% due 08/28/2039 ●	EUR	377	391
GSR Mortgage Loan Trust
4.269% due 09/25/2035 ~		$17	17
6.000% due 11/25/2035 ^		418	304
Hawksmoor Mortgages 1.761% due 05/25/2053 ●	GBP	4,217	5,599
IndyMac Mortgage Loan Trust 1.972% due 07/25/2047 ●		$576	491
JPMorgan Mortgage Trust 4.431% due 06/25/2035 ~		10	10
Lehman Mortgage Trust 5.170% due 01/25/2036 ^~		399	403
MASTR Alternative Loan Trust 2.192% due 03/25/2036 ^●		419	64
Morgan Stanley Mortgage Loan Trust 4.205% due 06/25/2036 ~		166	172
New Residential Mortgage Loan Trust 4.500% due 05/25/2058 ~		4,382	4,625
New York Mortgage Trust 4.460% due 05/25/2036 ^~		146	143
Residential Asset Securitization Trust
2.192% due 05/25/2035 ●		525	437
2.192% due 01/25/2046 ^●		1,092	470
5.750% due 02/25/2036 ^		224	153
6.250% due 11/25/2036 ^		188	121
6.500% due 06/25/2037		11,560	4,833
Sequoia Mortgage Trust 1.965% due 07/20/2036 ●		1,751	1,711
Structured Asset Mortgage Investments Trust
2.002% due 05/25/2036 ●		456	435
2.012% due 05/25/2036 ●		531	513
2.072% due 02/25/2036 ^●		586	567
Towd Point Mortgage Funding PLC 1.820% due 10/20/2051 ●	GBP	3,645	4,856
WaMu Mortgage Pass-Through Certificates Trust
3.271% due 11/25/2036 ^~		$438	424
3.884% due 10/25/2035 ~		1,165	1,165
4.000% due 02/25/2037 ^~		73	70
4.400% due 09/25/2033 ~		11	11

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2019 (Unaudited)

Washington Mutual Mortgage Pass-Through Certificates Trust 6.000% due 07/25/2036		410	371
Total Non-Agency Mortgage-Backed Securities (Cost $41,528)			42,288

ASSET-BACKED SECURITIES 9.3%

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.572% due 05/25/2034 ●		2,496	2,510
Argent Securities Trust 1.952% due 05/25/2036 ●		1,694	629
Asset-Backed Securities Corp. Home Equity Loan Trust 4.340% due 08/15/2033 ●		90	90
Aurium CLO DAC 0.680% due 10/13/2029 ●	EUR	1,300	1,452
B&M CLO Ltd. 2.731% due 04/16/2026 ●		$141	141
Babson Euro CLO BV 0.418% due 10/25/2029 ●	EUR	300	336
Barings Euro CLO BV 0.680% due 07/27/2030 ●		400	448
Bayview Koitere Fund Trust 3.967% due 07/28/2033 þ		$1,192	1,196
Bear Stearns Asset-Backed Securities Trust 2.422% due 02/25/2036 ●		4,398	4,397
CIFC Funding Ltd. 2.800% due 10/25/2027 ●		1,020	1,018
CIT Mortgage Loan Trust 3.142% due 10/25/2037 ●		420	424
Citigroup Mortgage Loan Trust 1.872% due 01/25/2037 ●		323	242
Citigroup Mortgage Loan Trust, Inc. 2.122% due 10/25/2036 ●		2,300	2,228
Countrywide Asset-Backed Certificates
1.932% due 07/25/2037 ●		445	405
1.992% due 09/25/2037 ●		122	106
2.022% due 05/25/2037 ●		1,100	1,045
2.042% due 03/25/2037 ●		2,200	2,094
2.592% due 10/25/2035 ●		4,841	4,862
5.805% due 04/25/2036 ^~		84	75
Countrywide Asset-Backed Certificates Trust 2.752% due 10/25/2035 ●		1,989	1,998
CSAB Mortgage-Backed Trust 6.172% due 06/25/2036 ^þ		512	235
CVP Cascade CLO Ltd. 3.151% due 01/16/2026 ●		313	313
Dorchester Park CLO DAC 2.866% due 04/20/2028 ●		800	800
Elm Park CLO DAC 0.620% due 04/16/2029 ●	EUR	300	336
Evans Grove CLO Ltd. 2.834% due 05/28/2028 ●		$1,400	1,391
Figueroa CLO Ltd. 2.758% due 06/20/2027 ●		607	607
First Franklin Mortgage Loan Trust 2.262% due 11/25/2036 ●		2,600	2,377
Fremont Home Loan Trust
1.927% due 10/25/2036 ●		287	269
1.942% due 10/25/2036 ●		5,186	2,546
2.032% due 10/25/2036 ●		2,851	1,428
GSAMP Trust 1.952% due 05/25/2046 ●		94	94
Halcyon Loan Advisors Funding Ltd. 2.886% due 04/20/2027 ●		576	576
Home Equity Asset Trust 2.242% due 02/25/2036 ●		4,900	4,799
Home Equity Mortgage Loan Asset-Backed Trust 2.012% due 04/25/2037 ●		433	339
ICG U.S. CLO Ltd. 2.851% due 01/16/2028 ●		670	668
IndyMac Mortgage Loan Trust 1.862% due 07/25/2036 ●		919	408
Jamestown CLO Ltd. 2.871% due 01/15/2028 ●		1,700	1,698
JMP Credit Advisors CLO Ltd. 2.852% due 01/17/2028 ●		610	608
JPMorgan Mortgage Acquisition Trust 2.002% due 10/25/2036 ●		180	176
Lehman XS Trust
1.952% due 05/25/2036 ●		1,228	1,276
4.833% due 06/25/2036 þ		919	949
LoanCore Issuer Ltd. 2.870% due 05/15/2036 ●		1,600	1,600
Long Beach Mortgage Loan Trust 2.092% due 01/25/2036 ●		1,902	1,800
Loomis Sayles CLO Ltd. 2.901% due 04/15/2028 ●		970	965

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2019 (Unaudited)

Man GLG Euro CLO DAC 0.870% due 01/15/2030 ●	EUR	500	559
Marlette Funding Trust 2.690% due 09/17/2029		$300	302
MASTR Asset-Backed Securities Trust
2.032% due 06/25/2036 ●		285	168
2.362% due 01/25/2036 ●		5,000	4,940
MidOcean Credit CLO 2.801% due 04/15/2027 ●		989	987
Monarch Grove CLO 2.820% due 01/25/2028 ●		1,350	1,346
Morgan Stanley ABS Capital, Inc. Trust
1.862% due 10/25/2036 ●		163	102
1.902% due 10/25/2036 ●		23	15
1.922% due 10/25/2036 ●		1,277	1,230
1.942% due 06/25/2036 ●		1,694	1,177
Morgan Stanley Mortgage Loan Trust
2.022% due 02/25/2037 ●		205	92
5.726% due 10/25/2036 ^þ		239	114
Neuberger Berman CLO Ltd. 2.801% due 07/15/2027 ●		750	749
NovaStar Mortgage Funding Trust 1.962% due 11/25/2036 ●		189	82
Octagon Investment Partners Ltd. 2.851% due 07/15/2027 ●		320	320
Palmer Square Loan Funding Ltd. 2.936% due 04/20/2027 ●		4,720	4,720
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 2.542% due 07/25/2035 ●		11	11
Renaissance Home Equity Loan Trust 2.892% due 09/25/2037 ●		6,015	3,276
Residential Asset Securities Corp. Trust
2.032% due 08/25/2036 ●		600	471
2.042% due 11/25/2036 ^●		4,230	4,060
Securitized Asset-Backed Receivables LLC Trust
1.952% due 07/25/2036 ●		2,441	1,282
2.042% due 05/25/2036 ●		993	630
Sound Point CLO Ltd. 3.084% due 01/23/2029 ●		3,400	3,398
Soundview Home Loan Trust
1.852% due 11/25/2036 ●		141	59
2.072% due 05/25/2036 ●		500	491
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036		4,902	4,921
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		355	355
Starwood Commercial Mortgage Trust 2.820% due 07/15/2038 ●		1,200	1,200
Structured Asset Investment Loan Trust 2.512% due 10/25/2035 ●		4,205	4,167
Structured Asset Securities Corp. Mortgage Loan Trust 3.191% due 04/25/2035 ●		25	25
Symphony CLO Ltd. 2.881% due 04/15/2028 ●		300	299
Telos CLO Ltd. 2.952% due 04/17/2028 ●		570	569
THL Credit Wind River CLO Ltd.
2.856% due 10/15/2027 ●		250	250
2.881% due 01/15/2026 ●		790	790
TICP CLO Ltd.
2.766% due 07/20/2027 ●		378	378
2.806% due 04/20/2028 ●		800	799
Tralee CLO Ltd. 2.996% due 10/20/2027 ●		1,200	1,200
Venture CDO Ltd. 2.881% due 04/15/2027 ●		730	727
Venture CLO Ltd.
2.714% due 02/28/2026 ●		2,557	2,552
2.881% due 07/15/2027 ●		959	958
Wachovia Mortgage Loan Trust 2.452% due 10/25/2035 ●		96	97
WhiteHorse Ltd. 2.932% due 04/17/2027 ●		846	846
Total Asset-Backed Securities (Cost $98,444)			102,668

SOVEREIGN ISSUES 9.2%

Argentina Government International Bond
4.000% due 03/06/2020 (e)	ARS	3,008	30
15.500% due 10/17/2026		2,720	13
42.836% (BADLARPP + 2.000%) due 04/03/2022 ~		4,165	37
56.589% (ARLLMONP) due 06/21/2020 ~(a)		101,792	921
Australia Government International Bond
1.250% due 02/21/2022 (e)	AUD	19,059	13,828
3.000% due 09/20/2025 (e)		7,872	6,521

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2019 (Unaudited)

Autonomous City of Buenos Aires Argentina 51.313% (BADLARPP + 5.000%) due 01/23/2022 ~(a)	ARS	6,400	80
Autonomous Community of Catalonia 4.900% due 09/15/2021	EUR	700	844
Autonomous Community of Valencia 4.900% due 03/17/2020		2,200	2,493
Brazil Letras do Tesouro Nacional 0.000% due 07/01/2020 (d)	BRL	3,790	923
Japan Government International Bond
0.100% due 03/10/2028 (e)	JPY	999,619	9,467
0.100% due 03/10/2029 (e)		1,710,119	16,195
Peru Government International Bond
5.940% due 02/12/2029	PEN	4,200	1,430
6.150% due 08/12/2032		7,700	2,635
Qatar Government International Bond 3.875% due 04/23/2023		$2,200	2,326
Saudi Government International Bond 4.000% due 04/17/2025		3,710	4,006
United Kingdom Gilt
0.125% due 08/10/2028 (e)	GBP	1,570	2,582
0.125% due 11/22/2065 (e)		399	1,187
0.625% due 03/22/2040 (e)		3,755	8,179
1.750% due 09/07/2037		200	287
1.875% due 11/22/2022 (e)		18,992	28,350
Total Sovereign Issues (Cost $106,287)			102,334
		SHARES
COMMON STOCKS 1.2%

CONSUMER DISCRETIONARY 0.1%

GrandVision NV		35,633	1,096

ENERGY 0.4%

Cheniere Energy, Inc. (b)		31,827	1,944
ONEOK, Inc.		34,056	2,577
			4,521
HEALTH CARE 0.3%

Audentes Therapeutics, Inc. (b)		18,544	1,110
Medicines Co. (b)		13,158	1,118
Ra Pharmaceuticals, Inc. (b)		23,770	1,115
			3,343
INDUSTRIALS 0.3%

Advanced Disposal Services, Inc. (b)		32,757	1,076
Continental Building Products, Inc. (b)		30,709	1,119
WABCO Holdings, Inc. (b)		7,721	1,046
			3,241
INFORMATION TECHNOLOGY 0.1%

Cypress Semiconductor Corp.		47,115	1,099
Total Common Stocks (Cost $12,619)			13,300

MASTER LIMITED PARTNERSHIPS 0.5%

ENERGY 0.5%

Enterprise Products Partners LP		73,242	2,062
Plains All American Pipeline LP		86,112	1,584
Energy Transfer LP		134,765	1,729
Total Master Limited Partnerships (Cost $5,956)			5,375

PREFERRED SECURITIES 0.4%

BANKING & FINANCE 0.4%

Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 ●(f)(h)		200,000	226
8.875% due 04/14/2021 ●(f)(h)		800,000	986
Banco Santander S.A.
5.250% due 09/29/2023 ●(f)(h)		400,000	479
6.250% due 09/11/2021 ●(f)(h)		400,000	479
Bank of America Corp. 5.875% due 03/15/2028 ●(f)		670,000	743
Depository Trust & Clearing Corp. 4.875% due 06/15/2020 ●(f)		1,500,000	1,515

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2019 (Unaudited)

Total Preferred Securities (Cost $4,266)			4,428

REAL ESTATE INVESTMENT TRUSTS 7.9%

REAL ESTATE 7.9%

Alexandria Real Estate Equities, Inc.		20,853	3,369
American Campus Communities, Inc.		19,272	906
American Homes 4 Rent ’A’		44,012	1,154
American Tower Corp.		8,691	1,997
Americold Realty Trust		18,863	661
Apartment Investment & Management Co. (k)		25,941	1,340
AvalonBay Communities, Inc.		18,407	3,860
Boston Properties, Inc.		12,995	1,792
Camden Property Trust		9,029	958
CoreSite Realty Corp.		3,826	429
Crown Castle International Corp.		6,121	870
CubeSmart		28,488	897
Digital Realty Trust, Inc.		19,632	2,351
Douglas Emmett, Inc.		33,308	1,462
Duke Realty Corp.		71,896	2,493
Equinix, Inc.		5,600	3,269
Equity LifeStyle Properties, Inc.		17,472	1,230
Equity Residential		52,621	4,258
Essex Property Trust, Inc.		7,364	2,216
Extra Space Storage, Inc.		11,445	1,209
Federal Realty Investment Trust		4,842	623
First Industrial Realty Trust, Inc.		25,778	1,070
Gaming and Leisure Properties, Inc.		14,765	636
Healthcare Realty Trust, Inc.		22,457	749
Healthcare Trust of America, Inc. ’A’		10,964	332
Healthpeak Properties, Inc.		29,673	1,023
Host Hotels & Resorts, Inc.		86,264	1,600
Hudson Pacific Properties, Inc.		35,762	1,346
Invitation Homes, Inc.		66,239	1,985
JBG SMITH Properties		11,265	449
Kilroy Realty Corp.		19,025	1,596
Liberty Property Trust		25,705	1,544
MGM Growth Properties LLC		37,112	1,149
Mid-America Apartment Communities, Inc.		14,211	1,874
Prologis, Inc.		65,061	5,800
Public Storage		17,968	3,826
Regency Centers Corp.		21,771	1,374
Rexford Industrial Realty, Inc. (k)		18,955	866
Ryman Hospitality Properties, Inc. (k)		14,836	1,286
Sabra Health Care REIT, Inc.		18,023	385
SBA Communications Corp.		7,926	1,910
Simon Property Group, Inc.		40,799	6,077
STORE Capital Corp.		5,678	211
Sun Communities, Inc.		30,890	4,637
Sunstone Hotel Investors, Inc.		36,142	503
Taubman Centers, Inc.		3,768	117
UDR, Inc.		33,925	1,584
Ventas, Inc.		36,202	2,090
Vornado Realty Trust		27,538	1,831
Welltower, Inc.		28,694	2,347
Total Real Estate Investment Trusts (Cost $67,712)			87,541

COMMODITIES 6.7%

- Gold Warehouse Receipts		72,409	73,831
Total Commodities (Cost $72,409)			73,831

		PRINCIPAL AMOUNT (000s)

SHORT-TERM INSTRUMENTS 0.7%

REPURCHASE AGREEMENTS (i) 0.6%			7,045

ARGENTINA TREASURY BILLS 0.0%

41.333% due 04/03/2020 «~	ARS	10,510	144
43.313% due 06/22/2020 «~		480	7
			151
U.S. TREASURY BILLS 0.1%

1.709% due 01/02/2020 - 02/13/2020 (c)(d)		$850	850

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2019 (Unaudited)

Total Short-Term Instruments (Cost $8,042)		8,046
Total Investments in Securities (Cost $1,320,791)		1,368,071
	SHARES

INVESTMENTS IN AFFILIATES 10.2%

MUTUAL FUNDS (g) 8.5%

PIMCO Emerging Markets Currency and Short-Term Investments Fund	11,545,940	93,984
Total Mutual Funds (Cost $110,261)		93,984

SHORT-TERM INSTRUMENTS 1.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.7%

PIMCO Short-Term Floating NAV Portfolio III	1,919,628	18,991
Total Short-Term Instruments (Cost $18,989)		18,991
Total Investments in Affiliates (Cost $129,250)		112,975
Total Investments 133.7% (Cost $1,450,041)		$1,481,046
Financial Derivative Instruments (l)(n) 0.6%(Cost or Premiums, net $(9))		6,830
Other Assets and Liabilities, net (34.3)%		(380,425)
Net Assets 100.0%		$1,107,451

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Institutional Class Shares of each Fund.
(h)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$1,645	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(1,685)	$1,645	$1,645
MBC	1.650	12/31/2019	01/02/2020	5,400	U.S. Treasury Notes 2.250% due 11/15/2024	(5,569)	5,400	5,401
Total Repurchase Agreements						$(7,254)	$7,045	$7,046
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	1.870%	11/12/2019	02/10/2020	$(5,864)	$(5,879)
BSN	1.790	11/04/2019	01/13/2020	(17,263)	(17,314)
	1.820	11/12/2019	01/23/2020	(13,303)	(13,337)
CIB	2.000	12/06/2019	01/06/2020	(8,809)	(8,822)
DEU	1.920	12/04/2019	01/16/2020	(20,401)	(20,433)
GRE	1.940	11/19/2019	02/19/2020	(7,761)	(7,779)
	2.000	12/10/2019	02/04/2020	(7,573)	(7,583)
Total Reverse Repurchase Agreements					$(81,147)
(j)	Securities with an aggregate market value of $88,997 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(k)	Securities with an aggregate market value of $2,371 and cash of $5 have been pledged as collateral as of December 31, 2019 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(64,973) at a weighted average interest rate of 2.324%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2019 (Unaudited)
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note March 2020 Futures	$104.750	02/21/2020	5	$10	$0	$0
Put - CBOT U.S. Treasury 2-Year Note March 2020 Futures	106.500	02/21/2020	28	56	0	0
Call - CBOT U.S. Treasury 5-Year Note March 2020 Futures	124.000	02/21/2020	210	210	2	0
Call - CBOT U.S. Treasury 5-Year Note March 2020 Futures	128.000	02/21/2020	248	248	2	0
Call - CBOT U.S. Treasury 5-Year Note March 2020 Futures	128.250	02/21/2020	11	11	0	0
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	116.000	02/21/2020	68	68	1	0
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	116.500	02/21/2020	301	301	3	1
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	117.500	02/21/2020	1,089	1,089	9	1
Put - CBOT U.S. Treasury 30-Year Bond March 2020 Futures	126.000	02/21/2020	1	1	0	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond March 2020 Futures	228.000	02/21/2020	36	36	0	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond March 2020 Futures	235.000	02/21/2020	2	2	0	0
					$17	$2
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	2,700.000	03/20/2020	18	$2	$222	$13
Put - CBOE S&P 500	2,800.000	06/19/2020	19	2	253	67
					$475	$80
Total Purchased Options					$492	$82
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February 2020 Futures	$127.000	01/24/2020	140	$140	$(24)	$(13)
Call - CBOT U.S. Treasury 10-Year Note February 2020 Futures	129.000	01/24/2020	140	140	(43)	(37)
					$(67)	$(50)
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	2,600.000	03/20/2020	18	$2	$(176)	$(9)
Put - CBOE S&P 500	2,700.000	06/19/2020	19	2	(201)	(49)
					$(377)	$(58)
Total Written Options					$(444)	$(108)
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Brent 1st Line April Futures	04/2020	1	$0	$1	$0	$0
Brent 1st Line August Futures	08/2020	1	0	0	0	0
Brent 1st Line December Futures	12/2020	1	0	0	0	0
Brent 1st Line July Futures	07/2020	1	0	0	0	0
Brent 1st Line June Futures	06/2020	1	0	1	0	0
Brent 1st Line May Futures	05/2020	1	0	1	0	0
Brent 1st Line November Futures	11/2020	1	0	0	0	0
Brent 1st Line October Futures	10/2020	1	0	0	0	0
Brent 1st Line September Futures	09/2020	1	0	0	0	0
Brent Crude December Futures	10/2021	103	5,985	(436)	0	(54)
Call Options Strike @ EUR 114.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	3,096	17	(2)	0	0
Call Options Strike @ EUR 139.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	291	2	0	0	0
Call Options Strike @ EUR 190.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	643	7	0	0	0
E-mini NASDAQ 100 Index March Futures	03/2020	34	5,952	185	13	0
Euro-BTP Italy Government Bond March Futures	03/2020	465	59,552	(55)	0	(42)
Euro-Bund 10-Year Bond March Futures	03/2020	965	184,545	(2,467)	0	(1,212)
Gold 100 oz. January Futures	01/2020	13	1,975	12	7	0

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2019 (Unaudited)

Platinum April Futures	04/2020	80	3,911	62	50	0
Put Options Strike @ EUR 157.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	1,095	12	(1)	0	0
Silver March Futures	03/2020	59	5,287	(52)	0	(24)
Topix Index Futures March Futures	03/2020	38	6,019	15	21	(42)
U.S. Treasury 2-Year Note March Futures	03/2020	37	7,974	(3)	2	0
U.S. Treasury 10-Year Note March Futures	03/2020	508	65,238	132	0	(114)
U.S. Treasury 10-Year Ultra March Futures	03/2020	449	63,176	(164)	0	(77)
Wheat March Futures	03/2020	72	2,012	138	10	0
WTI Crude December Futures	11/2020	241	13,602	(1,056)	0	(147)
WTI Crude July Futures	06/2021	2	108	8	0	(1)
WTI Crude June Futures	05/2021	11	599	31	0	(6)
WTI Crude May Futures	04/2021	2	109	9	0	(1)
WTI Midland vs WTI Trade April Futures	03/2020	5	4	2	0	0
WTI Midland vs WTI Trade August Futures	07/2020	9	9	1	1	0
WTI Midland vs WTI Trade December Futures	11/2020	9	9	1	0	0
WTI Midland vs WTI Trade February Futures	01/2020	5	4	2	0	0
WTI Midland vs WTI Trade July Futures	06/2020	9	9	1	0	0
WTI Midland vs WTI Trade June Futures	05/2020	5	5	1	0	0
WTI Midland vs WTI Trade March Futures	02/2020	5	4	2	0	0
WTI Midland vs WTI Trade May Futures	04/2020	5	4	2	0	0
WTI Midland vs WTI Trade November Futures	10/2020	9	9	1	0	0
WTI Midland vs WTI Trade October Futures	09/2020	9	9	1	0	0
WTI Midland vs WTI Trade September Futures	08/2020	9	9	1	0	0
				$(3,626)	$104	$(1,720)
SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note March Futures	03/2020	226	$(18,241)	$122	$20	$(5)
Australia Government 10-Year Bond March Futures	03/2020	23	(2,307)	42	12	0
Brent Crude December Futures	10/2020	38	(2,326)	(163)	25	0
Brent Crude December Futures	10/2022	65	(3,689)	69	28	0
Call Options Strike @ EUR 172.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	130	(82)	99	53	0
Call Options Strike @ EUR 172.500 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	161	(76)	192	52	0
E-mini S&P 500 Index March Futures	03/2020	65	(10,501)	(175)	0	(26)
Euro STOXX 50 March Futures	03/2020	267	(11,168)	44	123	0
Euro-Bobl March Futures	03/2020	488	(73,148)	180	197	0
Euro-Buxl 30-Year Bond March Futures	03/2020	145	(32,266)	826	498	0
Euro-Schatz March Futures	03/2020	2,568	(322,345)	199	158	0
FTSE 100 Index March Futures	03/2020	3	(298)	(2)	3	0
Gold 100 oz. April Futures	04/2020	195	(29,821)	(181)	0	(92)
Gold 100 oz. February Futures	02/2020	361	(54,984)	(1,551)	0	(163)
Japan Government 10-Year Bond March Futures	03/2020	20	(28,012)	4	17	(22)
JPX Nikkei Index 400 March Futures	03/2020	418	(5,915)	(29)	48	(17)
Mini MSCI Emerging Markets Index March Futures	03/2020	72	(4,033)	(103)	0	(11)
Put Options Strike @ EUR 172.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	130	(302)	(138)	0	(111)
Put Options Strike @ EUR 172.500 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	161	(439)	(213)	0	(150)
Silver May Futures	05/2020	59	(5,313)	51	24	0
U.S. Treasury 5-Year Note March Futures	03/2020	506	(60,016)	192	12	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2020	64	(11,626)	321	74	0
United Kingdom Long Gilt March Futures	03/2020	44	(7,657)	81	74	(33)
WTI Crude December Futures	11/2020	241	(13,602)	514	147	0
WTI Crude June Futures	05/2021	15	(817)	(67)	8	0
WTI Houston (Argus) vs. WTI Trade April Futures	03/2020	5	(13)	7	0	0
WTI Houston (Argus) vs. WTI Trade August Futures	07/2020	9	(23)	17	0	0
WTI Houston (Argus) vs. WTI Trade December Futures	11/2020	9	(23)	17	0	0
WTI Houston (Argus) vs. WTI Trade February Futures	01/2020	5	(16)	5	0	0
WTI Houston (Argus) vs. WTI Trade July Futures	06/2020	9	(23)	17	0	0
WTI Houston (Argus) vs. WTI Trade June Futures	05/2020	5	(13)	7	0	0
WTI Houston (Argus) vs. WTI Trade March Futures	02/2020	5	(14)	6	0	0
WTI Houston (Argus) vs. WTI Trade May Futures	04/2020	5	(13)	7	0	0
WTI Houston (Argus) vs. WTI Trade November Futures	10/2020	9	(23)	17	0	0
WTI Houston (Argus) vs. WTI Trade October Futures	09/2020	9	(23)	17	0	0
WTI Houston (Argus) vs. WTI Trade September Futures	08/2020	9	(23)	17	0	0
				$448	$1,573	$(630)
Total Futures Contracts				$(3,178)	$1,677	$(2,350)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2019 (Unaudited)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Altria Group, Inc.	(1.000)%	Quarterly	06/20/2021	0.129%	$1,000	$(30)	$17	$(13)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.132%	EUR	760	$13	$(5)	$8	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-33 5-Year Index	(1.000)%	Quarterly	12/20/2024	$111,830	$(2,205)	$(736)	$(2,941)	$11	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.EM-31 5-Year Index	1.000%	Quarterly	06/20/2024	$12,000	$(424)	$111	$(313)	$1	$0
CDX.EM-32 5-Year Index	1.000	Quarterly	12/20/2024	16,800	(809)	250	(559)	3	0
CDX.HY-32 5-Year Index	5.000	Quarterly	06/20/2024	30,870	2,361	745	3,106	0	(12)
					$1,128	$1,106	$2,234	$4	$(12)
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$7,120	$16	$(232)	$(216)	$89	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		1,900	5	(242)	(237)	25	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		1,840	5	(264)	(259)	24	0
Pay(7)	3-Month USD-LIBOR	1.843	Semi-Annual	02/24/2025		1,550	0	8	8	0	(2)
Receive(7)	3-Month USD-LIBOR	1.849	Semi-Annual	02/24/2025		1,550	0	(9)	(9)	1	0
Receive(7)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		34,800	394	(1,289)	(895)	57	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		5,560	201	(182)	19	12	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		1,400	(29)	34	5	3	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		300	26	(19)	7	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		3,990	261	(389)	(128)	11	0
Receive(7)	3-Month USD-LIBOR	1.750	Semi-Annual	09/12/2029		108,200	253	1,327	1,580	221	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		9,140	(919)	1,703	784	0	(100)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	13,680	(1)	(2)	(3)	0	0
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		385,260	(21)	(97)	(118)	0	(3)
Receive	CPURNSA	2.027	Maturity	11/23/2020		$8,300	0	9	9	0	(2)
Receive	CPURNSA	1.578	Maturity	11/24/2020		11,900	221	(9)	212	0	(3)
Receive	CPURNSA	2.021	Maturity	11/25/2020		8,000	0	10	10	0	(2)
Receive	CPURNSA	1.550	Maturity	07/26/2021		2,700	91	(26)	65	4	0
Receive	CPURNSA	1.445	Maturity	09/09/2021		4,800	0	36	36	6	0
Receive	CPURNSA	1.603	Maturity	09/12/2021		2,160	65	(22)	43	3	0
Receive	CPURNSA	1.592	Maturity	09/20/2021		10,500	(1)	46	45	10	0
Receive	CPURNSA	2.069	Maturity	07/15/2022		1,800	0	(9)	(9)	1	0
Receive	CPURNSA	2.210	Maturity	02/05/2023		10,870	0	(181)	(181)	9	0
Receive	CPURNSA	2.263	Maturity	05/09/2023		1,820	0	(41)	(41)	2	0
Receive	CPURNSA	2.281	Maturity	05/10/2023		5,590	0	(141)	(141)	0	(5)
Pay	CPURNSA	2.102	Maturity	07/20/2027		2,100	0	28	28	0	(5)
Pay	CPURNSA	2.155	Maturity	10/17/2027		3,700	0	62	62	0	(9)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2019 (Unaudited)

Pay	CPURNSA	2.335	Maturity	02/05/2028		4,720	10	184	194	0	(12)
Pay	CPURNSA	2.352	Maturity	05/09/2028		1,820	0	83	83	0	(5)
Pay	CPURNSA	2.360	Maturity	05/09/2028		2,740	0	127	127	0	(7)
Pay	CPURNSA	2.364	Maturity	05/10/2028		5,590	0	261	261	0	(15)
Pay	CPURNSA	2.165	Maturity	04/16/2029		7,000	0	127	127	0	(21)
Pay	CPURNSA	1.954	Maturity	06/03/2029		1,300	0	(3)	(3)	0	(4)
Pay	FRCPXTOB	1.280	Maturity	11/15/2034	EUR	4,500	0	(43)	(43)	0	(10)
Pay	FRCPXTOB	1.410	Maturity	11/15/2039		4,300	0	(54)	(54)	0	(27)
Pay	UKRPI	3.850	Maturity	09/15/2024	GBP	6,500	0	309	309	21	0
Pay	UKRPI	3.513	Maturity	09/15/2028		3,900	0	124	124	4	0
Pay	UKRPI	3.593	Maturity	11/15/2028		2,670	0	125	125	3	0
Pay	UKRPI	3.595	Maturity	11/15/2028		1,400	0	66	66	2	0
Pay	UKRPI	3.633	Maturity	12/15/2028		2,800	0	151	151	2	0
Pay	UKRPI	3.325	Maturity	08/15/2030		100	0	3	3	0	0
Pay	UKRPI	3.300	Maturity	12/15/2030		4,475	(266)	289	23	0	0
Pay	UKRPI	3.100	Maturity	06/15/2031		2,750	(291)	90	(201)	1	0
Pay	UKRPI	3.530	Maturity	10/15/2031		1,330	34	29	63	0	(2)
Pay	UKRPI	3.500	Maturity	09/15/2033		10,380	8	495	503	0	(30)
Pay	UKRPI	3.579	Maturity	10/15/2033		210	0	16	16	0	(1)
Pay	UKRPI	3.580	Maturity	06/15/2039		930	1	102	103	0	(8)
Pay	UKRPI	3.590	Maturity	06/15/2039		1,030	0	118	118	0	(9)
Pay	UKRPI	3.600	Maturity	06/15/2039		2,640	(1)	316	315	0	(24)
							$62	$3,024	$3,086	$512	$(306)
Total Swap Agreements							$(1,032)	$3,406	$2,374	$527	$(318)
(m)	Securities with an aggregate market value of $14,148 and cash of $3,399 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	Future styled option.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
AZD	03/2020		$1,252	HKD	9,807	$6	$0
BOA	01/2020	AUD	29,470		$20,009	0	(675)
	01/2020	DKK	171,073		25,372	0	(307)
	01/2020		$1,490	CZK	34,761	44	0
	03/2020		1,838	KRW	2,180,695	52	0
	03/2020		549	TWD	16,618	10	0
BPS	01/2020	EUR	867		$964	0	(9)
	01/2020	GBP	39,366		50,977	0	(1,177)
	03/2020		$253	HKD	1,984	1	0
	03/2020		1,787	THB	53,943	17	0
BRC	01/2020		1,053	GBP	796	2	0
	03/2020		2,365	KRW	2,803,944	66	0
CBK	01/2020	BRL	3,712		$921	0	(2)
	01/2020	JPY	1,137,200		10,474	6	0
	01/2020		$896	BRL	3,712	27	0
	01/2020		821	CLP	658,894	55	0
	01/2020		1,252	TRY	7,300	0	(31)
	02/2020	COP	397,903		$115	0	(6)
	02/2020	PEN	12,494		3,712	0	(54)
	02/2020		$1,829	PLN	7,036	26	0
	03/2020		470	KRW	551,160	8	0
	03/2020		1,163	PHP	59,619	10	0
	07/2020	BRL	3,790		$907	0	(27)
DUB	03/2020		$9,593	IDR	137,121,627	259	0
	03/2020		1,099	TWD	33,187	17	0
FBF	01/2020		507	CLP	367,616	0	(18)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2019 (Unaudited)

	03/2020		2,940	KRW	3,485,700	82	0
	03/2020		2,034	TWD	61,525	35	0
GLM	01/2020	EUR	8,527		$9,422	0	(147)
	01/2020	GBP	834		1,093	0	(12)
	01/2020		$25,338	DKK	170,641	277	0
	01/2020		1,444	ILS	5,017	9	0
	01/2020		9,246	MXN	181,179	301	0
	02/2020		2,669	RUB	171,084	75	0
	03/2020		3,603	MYR	15,100	94	0
	04/2020	DKK	170,641		$25,497	0	(276)
HUS	01/2020	EUR	15,113		16,775	0	(184)
	01/2020	JPY	1,788,300		16,356	0	(105)
	01/2020		$3,984	MXN	79,479	217	0
	03/2020		3,787	INR	275,861	56	0
	03/2020		1	KRW	1,186	0	0
	03/2020		3,018	SGD	4,119	46	0
IND	03/2020		2,500		3,396	26	0
JPM	01/2020	BRL	3,712		$965	42	0
	01/2020		$921	BRL	3,712	2	0
	01/2020		3,960	MXN	77,588	132	0
	02/2020	PLN	6,218		$1,583	0	(56)
	02/2020		$1,821	PLN	6,998	24	0
MEI	02/2020		1,862		7,132	18	0
MYI	01/2020		796	TRY	4,626	0	(20)
	02/2020		2,774	ZAR	40,918	135	0
RYL	03/2020		279	CNH	2,013	9	0
SCX	01/2020		1,172	TRY	6,998	0	(1)
	02/2020		1,537	HUF	455,380	9	0
	03/2020		6,780	CNY	47,736	62	0
	03/2020		976	TWD	29,529	17	0
SSB	01/2020	BRL	34,520		$8,507	0	(75)
	02/2020		$8,496	BRL	34,520	77	0
TOR	01/2020	BRL	34,520		$8,564	0	(17)
	01/2020		$8,095	BRL	34,520	486	0
UAG	01/2020		9,065	RUB	597,013	537	0
Total Forward Foreign Currency Contracts						$3,374	$(3,199)
PURCHASED OPTIONS:
BARRIER OPTIONS ON INDICES
Counterparty	Description	Barrier Value	Expiration Date	# of Contracts	Cost	Market Value
MYI	Put - OTC S&P 500 U&I @ 2,683.000	10Y USISDA 2.677	03/20/2020	1,807	$42	$0
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
FAR	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	$108.500	02/05/2020	9,700	$0	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 02/01/2050	72.500	02/05/2020	107,700	4	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2050	76.500	01/07/2020	36,000	2	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 02/01/2050	76.500	02/05/2020	1,000	0	0
					$6	$0

STRADDLE OPTIONS
Counterparty	Description	Exercise Level(2)	Expiration Date	Notional Amount(1)	Cost(2)	Market Value
BOA	Call - OTC 1-Year vs. 30-Year Forward Volatility Agreement	0.000%	02/13/2020	20,100	$2,013	$2,188
Total Purchased Options					$2,061	$2,188
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425%	03/18/2020	6,600	$(4)	$(6)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	2,300	(2)	(4)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	6,600	(7)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	2,300	(3)	0
BPS	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	1,700	(1)	(3)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	1,700	(2)	0

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2019 (Unaudited)

	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	02/19/2020	2,700	(2)	(4)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	1,700	(1)	(4)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	4,400	(7)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	3,300	(5)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	4,200	(3)	(6)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	4,200	(5)	(1)
BRC	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	1,800	(1)	(4)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	1,800	(4)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	9,500	(5)	(8)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	9,500	(11)	(3)
DBL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	3,500	(2)	(7)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	3,500	(5)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	02/19/2020	3,000	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	02/19/2020	3,000	(3)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	1,800	(1)	(3)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,800	(3)	0
GST	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	4,000	(4)	(6)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	4,000	(4)	(1)
JLN	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	2,100	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	2,100	(2)	(1)
JPM	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	2,200	(2)	(3)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	2,200	(3)	0
MEI	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	1,800	(1)	(4)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	1,800	(2)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	2,300	(2)	(4)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	2,300	(3)	0
						$(102)	$(79)
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date(3)	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,900	$(86)	$(2)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	700	(5)	0
	Cap - OTC YOY CPURNSA	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020	5,400	(28)	14
	Cap - OTC YOY CPURNSA	233.707	Maximum of [(3 + 0.000%) - (Final Index/Initial Index)] or 0	04/10/2020	5,400	(29)	14
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	7,200	(81)	0
	Floor - OTC YOY CPURNSA	238.643	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	3,200	(59)	0
						$(288)	$26
INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor(4)	0.000%	10-Year USD-ISDA – 2-Year USD-ISDA	01/02/2020	118,600	$(92)	$0
Total Written Options						$(482)	$(53)
SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	EURMARGIN CAL20	$8.050	Maturity	12/31/2020	16,800	$0	$4	$4	$0
	Receive	PLATGOLD F0	598.750	Maturity	01/08/2020	5,200	0	263	263	0
CBK	Receive	MEHMID CAL20-CAL21	1.840	Maturity	12/31/2021	128,800	(2)	(30)	0	(32)
GST	Receive	PLATGOLD F0	599.250	Maturity	01/08/2020	600	0	31	31	0
JPM	Pay	CBOT Wheat March Futures	5.125	Maturity	02/21/2020	360,000	0	(166)	0	(166)
	Receive	EBOBFUEL CAL20	21.950	Maturity	12/31/2020	2,400	0	22	22	0
	Receive	EURMARGIN CAL20	9.900	Maturity	12/31/2020	32,400	0	(51)	0	(51)
	Receive	EUROBOBCO CAL21	7.700	Maturity	12/31/2021	14,400	0	(23)	0	(23)
MAC	Receive	EBOBFUEL CAL20	22.100	Maturity	12/31/2020	2,400	0	22	22	0
MYC	Receive	EBOBFUEL CAL20	21.500	Maturity	12/31/2020	1,800	0	17	17	0
	Pay	EURMARGIN 1Q20	7.480	Maturity	03/31/2020	1,500	0	1	1	0
	Receive	EURMARGIN CAL20	9.970	Maturity	12/31/2020	16,800	0	(28)	0	(28)
	Receive	EUROBOBCO CAL20	8.220	Maturity	12/31/2020	36,000	0	(33)	0	(33)
	Receive	EUROBOBCO CAL21	7.650	Maturity	12/31/2021	10,800	0	(17)	0	(17)
							$(2)	$12	$360	$(350)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2019 (Unaudited)
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(5)
									Swap Agreements, at Value(9)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(7)	Notional Amount(8)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	(1.000)%	Quarterly	12/20/2023	0.559%	$2,400	$22	$(64)	$0	$(42)
BPS	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	0.559	1,000	10	(27)	0	(17)
BRC	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	0.559	1,900	16	(49)	0	(33)
HUS	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	0.559	8,100	75	(215)	0	(140)
							$123	$(355)	$0	$(232)
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(6)
									Swap Agreements, at Value(9)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(7)	Notional Amount(8)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
HUS	Brazil Government International Bond	1.000%	Quarterly	03/20/2020	0.275%	$5,900	$16	$(4)	$12	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(6)
								Swap Agreements, at Value(9)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(8)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$3,200	$(95)	$131	$36	$0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	498	(16)	22	6	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	2,600	(121)	155	34	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	2,300	(142)	172	30	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	13,300	(440)	586	146	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	5,200	(151)	208	57	0
						$(965)	$1,274	$309	$0
INTEREST RATE SWAPS
									Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	Pay	CPURNSA	1.800%	Maturity	07/20/2026	$1,900	$0	$(35)	$0	$(35)
	Pay	CPURNSA	1.805	Maturity	09/20/2026	900	0	(15)	0	(15)
							$0	$(50)	$0	$(50)
TOTAL RETURN SWAPS ON COMMODITY, EQUITY AND INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(10)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	DWRTFT Index	448	2.075% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/18/2020	$5,023	$0	$119	$119	$0
CIB	Receive	PIMCODB Index(12)	799,276	0.000%	Monthly	02/14/2020	81,424	0	636	636	0
GST	Receive	BCOMGC Index	616,258	0.070%	Monthly	02/14/2020	104,607	0	3,007	3,007	0
	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.908% (3-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2020	44,050	224	(351)	0	(127)
JPM	Receive	BCOMF1TC Index(13)	296,052	1.670% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/14/2020	39,821	0	341	341	0
	Receive	JMABNIC2 Index(14)	68,017	0.170%	Monthly	02/14/2020	29,201	0	404	404	0
	Receive	DWRTFT Index	1,137	2.047% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/06/2020	13,063	0	(17)	0	(17)
MAC	Receive	PIMCODB Index(15)	676,112	0.000%	Monthly	02/14/2020	68,709	0	538	538	0

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2019 (Unaudited)

UAG	Receive	DWRTFT Index	488	1.947% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/26/2020	5,606	0	(9)	0	(9)
								$224	$4,668	$5,045	$(153)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/ Receive(10)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Pay	iBoxx USD Investment Grade Corporate Bond ETF	66,900	1.917% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/26/2020	$8,596	$0	$27	$27	$0
GST	Pay	iBoxx USD Investment Grade Corporate Bond ETF	290,300	1.959% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/05/2020	37,147	0	60	60	0
								$0	$87	$87	$0
VOLATILITY SWAPS
									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Pay	GOLDLNPM Index(11)	1.960%	Maturity	05/12/2020	$5,107	$0	$35	$35	$0
	Receive	SLVRLND Index(11)	4.580	Maturity	05/12/2020	3,341	0	(45)	0	(45)
SOG	Pay	GOLDLNPM Index(11)	1.782	Maturity	06/08/2020	4,345	0	21	21	0
	Receive	SLVRLND Index(11)	4.410	Maturity	06/08/2020	2,762	0	(29)	0	(29)
							$0	$(18)	$56	$(74)
Total Swap Agreements							$(604)	$5,614	$5,869	$(859)
(o)	Securities with an aggregate market value of $1,749 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(3)	YOY options may have a series of expirations.
(4)	The underlying instrument has a forward starting effective date.
(5)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(6)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(7)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(8)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(9)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(10)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.
(11)	Variance Swap
(12) The following table represents the individual positions within the total return swap as of December 31, 2019:
Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Aluminum March 2022 Futures	1.6%	$1,276
Arabica Coffee March 2020 Futures	0.4	294
Arabica Coffee May 2020 Futures	3.1	2,544
Brent Crude July 2020 Futures	0.5	420
Brent Crude March 2020 Futures	5.7	4,648
Cocoa March 2020 Futures	0.5	441
Cocoa May 2020 Futures	4.8	3,955
Copper March 2020 Futures	1.6	1,276

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2019 (Unaudited)

Copper May 2020 Futures	5.9	4,817
Corn March 2020 Futures	2.1	1,670
Cotton No. 02 March 2020 Futures	1.1	882
Gas Oil March 2020 Futures	0.8	686
Gas Oil May 2020 Futures	7.3	5,932
Gold 100 oz. February 2020 Futures	4.2	3,449
Gold 100 oz. June 2020 Futures	5.0	4,087
Hard Red Winter Wheat March 2020 Futures	0.2	152
Lead May 2020 Futures	0.9	707
Lean Hogs June 2020 Futures	3.5	2,825
Live Cattle June 2020 Futures	9.5	7,733
New York Harbor ULSD March 2020 Futures	4.7	3,827
New York Harbor ULSD May 2020 Futures	5.1	4,153
Nickel March 2020 Futures	2.4	2,005
NYMEX - Natural Gas March 2022 Futures	0.9	763
Platinum April 2020 Futures	3.0	2,479
RBOB Gasoline March 2020 Futures	2.5	2,044
RBOB Gasoline May 2020 Futures	5.0	4,035
Silver March 2020 Futures	5.0	4,031
Silver May 2020 Futures	6.3	5,089
Soybean Meal March 2020 Futures	0.9	764
Soybean Meal May 2020 Futures	3.1	2,545
Soybean Oil March 2020 Futures	1.3	1,069
Soybean Oil May 2020 Futures	3.1	2,544
Soybeans March 2020 Futures	0.8	611
Soybeans May 2020 Futures	4.5	3,668
Sugar No. 11 March 2020 Futures	0.3	220
Wheat May 2020 Futures	3.1	2,545
WTI Crude March 2020 Futures	6.5	5,273
WTI Crude May 2020 Futures	5.3	4,285
Zinc March 2020 Futures	2.4	2,005
Zinc May 2020 Futures	3.7	2,984

Total Long Futures Contracts		$104,733

Cash	(28.6)%	$(23,309)
Total Notional Amount		$81,424
(13) The following table represents the individual positions within the total return swap as of December 31, 2019:
Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Aluminum March 2022 Futures	3.9%	$1,565
Arabica Coffee March 2020 Futures	2.9	1,156
Brent Crude March 2020 Futures	7.8	3,123
Copper March 2020 Futures	7.2	2,868
Corn March 2020 Futures	5.5	2,209
Cotton No. 02 March 2020 Futures	1.3	498
Gas Oil March 2020 Futures	2.7	1,091
Gold 100 oz. February 2020 Futures	13.4	5,342
Hard Red Winter Wheat March 2020 Futures	1.2	462
Lean Hogs February 2020 Futures	2.0	788
Live Cattle February 2020 Futures	3.9	1,545
New York Harbor ULSD March 2020 Futures	2.3	908
Nickel March 2020 Futures	3.2	1,261
NYMEX - Natural Gas March 2022 Futures	5.8	2,314
RBOB Gasoline March 2020 Futures	2.7	1,066
Silver March 2020 Futures	4.1	1,634
Soybean Meal March 2020 Futures	3.0	1,203
Soybean Oil March 2020 Futures	3.5	1,399
Soybeans March 2020 Futures	5.8	2,302
Sugar No. 11 March 2020 Futures	3.1	1,234
Wheat March 2020 Futures	3.2	1,255
WTI Crude March 2020 Futures	8.8	3,522
Zinc March 2020 Futures	2.7	1,076

Total Long Futures Contracts		$39,821

Total Notional Amount		$39,821
(14) The following table represents the individual positions within the total return swap as of December 31, 2019:
Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Brent Crude May 2020 Futures	14.2%	$4,133

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2019 (Unaudited)

Copper May 2020 Futures	9.1	2,665
Gas Oil May 2020 Futures	5.7	1,667
Gold 100 oz. April 2020 Futures	14.7	4,282
Lean Hogs April 2020 Futures	1.1	314
Live Cattle April 2020 Futures	2.1	621
New York Harbor ULSD May 2020 Futures	5.7	1,664
Nickel May 2020 Futures	9.3	2,711
RBOB Gasoline May 2020 Futures	7.9	2,321
Silver May 2020 Futures	4.5	1,309
Soybean Meal May 2020 Futures	6.9	2,027
Soybeans May 2020 Futures	16.8	4,896
Sugar No. 11 May 2020 Futures	2.0	591

Total Long Futures Contracts		$29,201
Total Notional Amount		$29,201
(15) The following table represents the individual positions within the total return swap as of December 31, 2019:
Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Aluminum March 2022 Futures	1.6%	$1,076
Arabica Coffee March 2020 Futures	0.4	248
Arabica Coffee May 2020 Futures	3.1	2,147
Brent Crude July 2020 Futures	0.5	355
Brent Crude March 2020 Futures	5.7	3,922
Cocoa March 2020 Futures	0.5	372
Cocoa May 2020 Futures	4.9	3,337
Copper March 2020 Futures	1.6	1,076
Copper May 2020 Futures	5.9	4,065
Corn March 2020 Futures	2.1	1,409
Cotton No. 02 March 2020 Futures	1.1	744
Gas Oil March 2020 Futures	0.8	579
Gas Oil May 2020 Futures	7.3	5,006
Gold 100 oz. February 2020 Futures	4.2	2,910
Gold 100 oz. June 2020 Futures	5.0	3,449
Hard Red Winter Wheat March 2020 Futures	0.2	128
Lead May 2020 Futures	0.9	597
Lean Hogs June 2020 Futures	3.5	2,384
Live Cattle June 2020 Futures	9.5	6,526
New York Harbor ULSD March 2020 Futures	4.7	3,229
New York Harbor ULSD May 2020 Futures	5.1	3,505
Nickel March 2020 Futures	2.4	1,692
NYMEX - Natural Gas March 2022 Futures	0.9	644
Platinum April 2020 Futures	3.0	2,092
RBOB Gasoline March 2020 Futures	2.5	1,724
RBOB Gasoline May 2020 Futures	5.0	3,405
Silver March 2020 Futures	5.0	3,402
Silver May 2020 Futures	6.2	4,294
Soybean Meal March 2020 Futures	0.9	645
Soybean Meal May 2020 Futures	3.1	2,148
Soybean Oil March 2020 Futures	1.3	902
Soybean Oil May 2020 Futures	3.1	2,147
Soybeans March 2020 Futures	0.8	516
Soybeans May 2020 Futures	4.5	3,095
Sugar No. 11 March 2020 Futures	0.3	186
Wheat May 2020 Futures	3.1	2,148
WTI Crude March 2020 Futures	6.5	4,449
WTI Crude May 2020 Futures	5.3	3,616
Zinc March 2020 Futures	2.4	1,692
Zinc May 2020 Futures	3.7	2,518

Total Long Futures Contracts		$88,379

Cash	(28.6)%	$(19,670)
Total Notional Amount		$68,709
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:
Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2019 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$61,905	$0	$61,905
Industrials	0	5,233	0	5,233
Utilities	0	13,038	0	13,038
Municipal Bonds & Notes
West Virginia	0	166	0	166
U.S. Government Agencies	0	275,850	0	275,850
U.S. Treasury Obligations	0	572,068	0	572,068
Non-Agency Mortgage-Backed Securities	0	42,288	0	42,288
Asset-Backed Securities	0	102,668	0	102,668
Sovereign Issues	0	102,334	0	102,334
Common Stocks
Consumer Discretionary	1,096	0	0	1,096
Energy	4,521	0	0	4,521
Health Care	3,343	0	0	3,343
Industrials	3,241	0	0	3,241
Information Technology	1,099	0	0	1,099
Master Limited Partnerships
Energy	5,375	0	0	5,375
Preferred Securities
Banking & Finance	0	4,428	0	4,428
Real Estate Investment Trusts
Real Estate	87,541	0	0	87,541
Commodities	0	73,831	0	73,831
Short-Term Instruments
Repurchase Agreements	0	7,045	0	7,045
Argentina Treasury Bills	0	0	151	151
U.S. Treasury Bills	0	850	0	850
	$106,216	$1,261,704	$151	$1,368,071
Investments in Affiliates, at Value
Mutual Funds	93,984	0	0	93,984
Short-Term Instruments
Central Funds Used for Cash Management Purposes	18,991	0	0	18,991
	$112,975	$0	$0	$112,975
Total Investments	$219,191	$1,261,704	$151	$1,481,046

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,677	609	0	2,286
Over the counter	0	11,431	0	11,431
	$1,677	$12,040	$0	$13,717
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,350)	(426)	0	(2,776)
Over the counter	0	(4,111)	0	(4,111)
	$(2,350)	$(4,537)	$0	$(6,887)
Total Financial Derivative Instruments	$(673)	$7,503	$0	$6,830
Totals	$218,518	$1,269,207	$151	$1,487,876

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 128.5% ¤
ARGENTINA 0.1%
SOVEREIGN ISSUES 0.1%
Argentina Government International Bond
3.375% due 01/15/2023	EUR	5,000	$2,559
42.836% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	136,540	1,211
56.589% (ARLLMONP) due 06/21/2020 ~(a)		263,770	2,386
Total Argentina (Cost $21,988)			6,156
AUSTRALIA 0.3%
ASSET-BACKED SECURITIES 0.0%
Driver Australia Trust 1.788% due 07/21/2026	AUD	6,460	4,533
CORPORATE BONDS & NOTES 0.0%
Australia & New Zealand Banking Group Ltd. 3.300% due 05/17/2021		$2,000	2,039
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Liberty Funding Pty. Ltd. 1.635% due 06/10/2051 ●	AUD	6,041	4,240
RESIMAC Bastille Trust
2.554% due 12/05/2059 ●		$1,726	1,730
2.634% due 09/05/2057 ●		16,236	16,236
			22,206
SOVEREIGN ISSUES 0.1%
New South Wales Treasury Corp. 2.750% due 11/20/2025 (f)	AUD	9,121	7,380
Total Australia (Cost $38,569)			36,158
BRAZIL 1.0%
CORPORATE BONDS & NOTES 0.3%
Petrobras Global Finance BV
5.093% due 01/15/2030		$34,435	36,940
6.125% due 01/17/2022		3,258	3,486
7.250% due 03/17/2044		900	1,095
			41,521
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		6,000	6,047
SOVEREIGN ISSUES 0.6%
Brazil Letras do Tesouro Nacional 0.000% due 07/01/2020 (d)	BRL	286,810	69,844
Total Brazil (Cost $114,064)			117,412
CANADA 1.7%
CORPORATE BONDS & NOTES 0.8%
Enbridge, Inc.
2.410% (US0003M + 0.400%) due 01/10/2020 ~		$10,400	10,401
2.594% (US0003M + 0.700%) due 06/15/2020 ~		6,700	6,712
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	9,200	11,168
HSBC Bank Canada
1.650% due 09/10/2022		$14,600	14,498
3.300% due 11/28/2021		22,600	23,178

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

Toronto-Dominion Bank 2.100% due 07/15/2022		34,500	34,697
			100,654
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Canadian Mortgage Pools
2.065% (CDOR01 + 0.100%) due 06/01/2020 ~	CAD	5,153	3,969
2.265% (CDOR01 + 0.300%) due 07/01/2020 - 08/01/2020 ~		18,456	14,230
Real Estate Asset Liquidity Trust
3.072% due 08/12/2053		2,601	2,031
3.650% due 08/12/2053		6,200	4,949
			25,179
SOVEREIGN ISSUES 0.7%
Canada Government Real Return Bond 1.500% due 12/01/2044 (f)		10,635	10,310
Province of Ontario
2.500% due 04/27/2026		$4,000	4,084
2.600% due 06/02/2027	CAD	46,300	36,529
3.150% due 06/02/2022		3,400	2,697
Province of Quebec
3.000% due 09/01/2023		19,200	15,337
3.500% due 12/01/2022		6,500	5,234
4.250% due 12/01/2021		8,800	7,084
5.000% due 12/01/2038		8,100	8,568
			89,843
Total Canada (Cost $219,863)			215,676
CAYMAN ISLANDS 2.9%
ASSET-BACKED SECURITIES 2.3%
Bowman Park CLO Ltd. 3.090% due 11/23/2025 ●		$11,849	11,856
Brookside Mill CLO Ltd. 2.822% due 01/17/2028 ●		6,200	6,170
Cent CLO Ltd. 3.071% due 10/15/2026 ●		23,400	23,371
CIFC Funding Ltd. 2.800% due 10/25/2027 ●		18,450	18,415
Evans Grove CLO Ltd. 2.834% due 05/28/2028 ●		5,600	5,565
Figueroa CLO Ltd.
2.758% due 06/20/2027 ●		10,388	10,387
2.901% due 01/15/2027 ●		14,254	14,251
Flagship CLO Ltd. 2.851% due 01/16/2026 ●		3,657	3,658
Loomis Sayles CLO Ltd. 2.901% due 04/15/2028 ●		12,050	11,993
Monarch Grove CLO 2.820% due 01/25/2028 ●		15,000	14,957
Mountain Hawk CLO Ltd. 2.786% due 07/20/2024 ●		92	93
Mountain View CLO Ltd. 2.801% due 10/15/2026 ●		3,388	3,386
Neuberger Berman CLO Ltd. 2.801% due 07/15/2027 ●		7,550	7,541
Octagon Investment Partners Ltd.
2.851% due 07/15/2027 ●		6,850	6,841
3.101% due 04/15/2026 ●		1,309	1,310
OHA Credit Partners Ltd. 2.976% due 10/20/2025 ●		1,178	1,178
OZLM Ltd. 3.016% due 07/30/2027 ●		23,300	23,270
Sound Point CLO Ltd. 2.856% due 01/20/2028 ●		11,800	11,783
Sudbury Mill CLO Ltd. 3.152% due 01/17/2026 ●		6,528	6,532
Symphony CLO Ltd.
2.881% due 04/15/2028 ●		4,650	4,640
2.951% due 07/14/2026 ●		9,877	9,883
Telos CLO Ltd. 2.952% due 04/17/2028 ●		13,050	13,031
THL Credit Wind River CLO Ltd. 2.881% due 01/15/2026 ●		7,250	7,253
TICP CLO Ltd. 2.806% due 04/20/2028 ●		41,100	40,954
Tralee CLO Ltd. 3.076% due 10/20/2028 ●		20,600	20,506
Venture CDO Ltd. 2.881% due 04/15/2027 ●		4,500	4,482

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

WhiteHorse Ltd. 2.932% due 04/17/2027 ●		3,768	3,767
			287,073
CORPORATE BONDS & NOTES 0.6%
Ambac LSNI LLC 6.945% due 02/12/2023 ●		821	833
KSA Sukuk Ltd. 2.894% due 04/20/2022		7,600	7,732
QNB Finance Ltd. 3.264% (US0003M + 1.350%) due 05/31/2021 ~		42,100	42,405
Sands China Ltd.
4.600% due 08/08/2023		4,000	4,229
5.125% due 08/08/2025		4,100	4,511
5.400% due 08/08/2028		9,200	10,396
Tencent Holdings Ltd. 3.595% due 01/19/2028		1,300	1,358
			71,464
Total Cayman Islands (Cost $357,035)			358,537
CHINA 6.5%
SOVEREIGN ISSUES 6.5%
China Development Bank
3.050% due 08/25/2026	CNY	157,100	21,945
3.180% due 04/05/2026		333,600	47,055
3.500% due 08/13/2026		89,900	12,900
3.680% due 02/26/2026		2,193,700	318,763
3.740% due 09/10/2025		133,300	19,447
3.800% due 01/25/2036		63,000	8,919
4.040% due 04/10/2027		495,800	73,216
4.040% due 07/06/2028		66,100	9,736
4.150% due 10/26/2025		54,900	8,182
4.240% due 08/24/2027		1,123,600	167,900
4.880% due 02/09/2028		483,900	75,316
China Government Bond
2.740% due 08/04/2026		15,100	2,126
2.950% due 06/16/2023		43,900	6,366
3.220% due 12/06/2025		44,000	6,405
3.290% due 10/18/2023		131,900	19,274
4.400% due 12/12/2046		11,500	1,875
Total China (Cost $798,528)			799,425
DENMARK 5.0%
CORPORATE BONDS & NOTES 5.0%
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	1,056,779	155,388
1.500% due 10/01/2037		37,196	5,783
1.500% due 10/01/2050		128,543	19,690
2.500% due 10/01/2047		36	6
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		539,800	79,124
1.500% due 10/01/2037		10,052	1,562
1.500% due 10/01/2050		173,849	26,601
2.500% due 10/01/2047		49	8
Nykredit Realkredit A/S
1.000% due 10/01/2050		1,238,740	181,536
1.500% due 10/01/2037		78,054	12,120
1.500% due 10/01/2050		886,386	135,666
2.500% due 10/01/2036		3,265	516
2.500% due 10/01/2047		1,017	161
Realkredit Danmark A/S
2.500% due 07/01/2047		33	5
Total Denmark (Cost $611,922)			618,166
FRANCE 2.9%
CORPORATE BONDS & NOTES 0.5%
BNP Paribas S.A. 3.375% due 01/23/2026	GBP	8,500	12,290
Credit Agricole S.A.
2.375% due 01/22/2025		$27,450	27,416
2.956% (US0003M + 1.020%) due 04/24/2023 ~		5,300	5,359
Danone S.A.
2.077% due 11/02/2021		2,000	2,002
2.589% due 11/02/2023		1,300	1,320
Dexia Credit Local S.A. 3.250% due 09/26/2023		6,800	7,130

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

Pernod Ricard S.A.
4.450% due 01/15/2022		3,400	3,557
5.750% due 04/07/2021		1,000	1,047
Societe Generale S.A. 6.000% due 01/27/2020 ●(g)(h)		1,300	1,303
			61,424
SOVEREIGN ISSUES 2.4%
France Government International Bond
1.500% due 05/25/2050 (k)	EUR	27,400	35,445
2.000% due 05/25/2048 (k)		128,800	185,856
3.250% due 05/25/2045 (k)		38,900	68,403
			289,704
Total France (Cost $291,396)			351,128
GERMANY 1.4%
CORPORATE BONDS & NOTES 1.4%
Deutsche Bank AG
0.105% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	1,300	1,455
1.875% due 02/28/2020	GBP	500	662
2.768% (US0003M + 0.815%) due 01/22/2021 ~		$19,900	19,821
3.150% due 01/22/2021		2,000	2,009
3.192% (US0003M + 1.290%) due 02/04/2021 ~		6,500	6,512
3.961% due 11/26/2025 ●		32,100	32,806
4.250% due 02/04/2021		9,200	9,348
4.250% due 10/14/2021		39,400	40,522
Hamburg Commercial Bank AG 0.250% due 11/19/2020	EUR	500	564
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)		9,000	10,602
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (b)		3,700	4,405
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		$2,900	3,082
Landwirtschaftliche Rentenbank 5.375% due 04/23/2024	NZD	15,000	11,610
Volkswagen Bank GmbH
0.025% due 06/15/2021 ●	EUR	3,700	4,153
0.625% due 09/08/2021		3,200	3,628
1.875% due 01/31/2024		5,900	6,967
Volkswagen Financial Services AG 0.875% due 04/12/2023		11,700	13,342
Volkswagen Leasing GmbH 0.025% due 07/06/2021 ●		2,700	3,031
Total Germany (Cost $172,392)			174,519
GUERNSEY, CHANNEL ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 06/09/2023		$16,800	17,588
Total Guernsey, Channel Islands (Cost $16,775)			17,588
HONG KONG 0.1%
CORPORATE BONDS & NOTES 0.1%
AIA Group Ltd. 3.900% due 04/06/2028		$5,960	6,384
Total Hong Kong (Cost $5,944)			6,384
INDIA 0.2%
CORPORATE BONDS & NOTES 0.2%
ICICI Bank Ltd. 3.500% due 03/18/2020		$7,100	7,115
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022 (k)		11,400	11,717
State Bank of India 4.000% due 01/24/2022		2,180	2,239

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

Total India (Cost $20,845)			21,071
INDONESIA 0.1%
CORPORATE BONDS & NOTES 0.0%
Indonesia Asahan Aluminium Persero PT
5.230% due 11/15/2021		$400	420
5.710% due 11/15/2023		800	884
			1,304
SOVEREIGN ISSUES 0.1%
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	8,400	10,118
2.875% due 07/08/2021		6,200	7,249
			17,367
Total Indonesia (Cost $18,476)			18,671
IRELAND 1.4%
ASSET-BACKED SECURITIES 0.9%
ALME Loan Funding DAC 0.750% due 01/15/2031 ●	EUR	5,500	6,169
Arbour CLO DAC 0.870% due 01/15/2030 ●		8,800	9,878
Aurium CLO DAC 0.670% due 04/16/2030 ●		7,500	8,426
Carlyle Global Market Strategies Euro CLO DAC 0.870% due 01/18/2030 ●		16,850	18,925
Castle Park CLO DAC 0.582% due 01/15/2028 ●		3,353	3,766
CVC Cordatus Loan Fund DAC 0.650% due 07/21/2030 ●		7,700	8,584
CVC Cordatus Loan Fund Ltd. 0.970% due 04/22/2030 ●		20,880	23,412
Man GLG Euro CLO DAC 0.870% due 01/15/2030 ●		8,800	9,835
Toro European CLO DAC 0.900% due 10/15/2030 ●		23,700	26,618
			115,613
CORPORATE BONDS & NOTES 0.2%
AerCap Ireland Capital DAC
4.450% due 12/16/2021		$2,500	2,606
4.500% due 05/15/2021		7,000	7,225
4.625% due 10/30/2020		700	714
AIB Group PLC
4.263% due 04/10/2025 ●		300	318
4.750% due 10/12/2023		3,200	3,437
Bank of Ireland 7.375% due 06/18/2020 ●(g)(h)	EUR	4,429	5,132
GE Capital European Funding Unlimited Co. 2.250% due 07/20/2020		300	341
GE Capital UK Funding Unlimited Co. 5.875% due 11/04/2020	GBP	600	825
Shire Acquisitions Investments Ireland DAC 2.400% due 09/23/2021		$1,900	1,911
			22,509
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
European Loan Conduit 1.000% due 02/17/2030 ●	EUR	2,700	3,033
SOVEREIGN ISSUES 0.3%
Ireland Government International Bond 5.400% due 03/13/2025		22,200	32,184
Total Ireland (Cost $170,841)			173,339
ISRAEL 0.1%
SOVEREIGN ISSUES 0.1%
Israel Government International Bond
3.250% due 01/17/2028		$7,000	7,534
4.125% due 01/17/2048		6,300	7,311

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

Total Israel (Cost $13,204)			14,845
ITALY 6.0%
CORPORATE BONDS & NOTES 0.8%
Banca Carige SpA
1.092% (EUR003M + 1.500%) due 05/25/2060 ~	EUR	32,500	36,571
1.298% (EUR003M + 1.700%) due 10/25/2021 ~		34,500	39,230
UniCredit SpA 7.830% due 12/04/2023		$22,190	25,892
			101,693
SOVEREIGN ISSUES 5.2%
Italy Buoni Poliennali Del Tesoro
0.350% due 11/01/2021	EUR	56,300	63,648
1.350% due 04/01/2030		87,300	97,420
1.450% due 11/15/2024		83,600	97,698
1.750% due 07/01/2024		29,300	34,614
2.100% due 07/15/2026		31,100	37,459
2.350% due 09/15/2024 (f)		1,951	2,452
2.450% due 09/01/2033		3,300	4,032
2.500% due 11/15/2025		36,200	44,529
2.950% due 09/01/2038		13,300	16,930
3.000% due 08/01/2029 (k)		115,650	149,622
3.850% due 09/01/2049		34,800	50,654
4.500% due 03/01/2024		22,500	29,425
Italy Government International Bond 6.000% due 08/04/2028	GBP	5,900	9,787
			638,270
Total Italy (Cost $720,010)			739,963
JAPAN 15.9%
CORPORATE BONDS & NOTES 1.4%
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021		$17,325	17,288
2.241% due 02/16/2021		2,300	2,306
2.362% due 05/28/2021		100	100
2.431% (US0003M + 0.540%) due 08/04/2020 ~		46,700	46,762
Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 ●		3,400	3,851
Mitsubishi UFJ Financial Group, Inc.
2.623% due 07/18/2022		7,200	7,298
2.950% due 03/01/2021		6,324	6,393
Mitsubishi UFJ Lease & Finance Co. Ltd. 3.406% due 02/28/2022		3,400	3,476
Mizuho Financial Group, Inc.
2.768% (US0003M + 0.880%) due 09/11/2022 ~		16,600	16,745
2.888% (US0003M + 1.000%) due 09/11/2024 ~		11,800	11,928
2.953% due 02/28/2022		300	306
3.922% due 09/11/2024 ●		9,600	10,091
NTT Finance Corp. 1.900% due 07/21/2021		2,400	2,394
ORIX Corp. 3.250% due 12/04/2024		2,500	2,606
Panasonic Corp. 2.536% due 07/19/2022		5,300	5,347
Seven & i Holdings Co. Ltd. 3.350% due 09/17/2021		2,200	2,244
Sumitomo Mitsui Banking Corp. 0.550% due 11/06/2023	EUR	4,300	4,927
Sumitomo Mitsui Financial Group, Inc.
2.934% due 03/09/2021		$4,100	4,148
3.565% (US0003M + 1.680%) due 03/09/2021 ~		17,200	17,486
Takeda Pharmaceutical Co. Ltd. 4.400% due 11/26/2023		1,700	1,825
Toyota Industries Corp. 3.110% due 03/12/2022		5,000	5,091
Toyota Tsusho Corp. 3.625% due 09/13/2023		400	418
			173,030
SOVEREIGN ISSUES 14.5%
Development Bank of Japan, Inc.
2.000% due 10/19/2021		1,600	1,602
2.125% due 09/01/2022		4,300	4,318
Japan Bank for International Cooperation
1.750% due 10/17/2024		4,900	4,833
3.250% due 07/20/2023		7,800	8,146
3.375% due 10/31/2023		4,000	4,207

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

Japan Finance Organization for Municipalities
2.625% due 04/20/2022		2,000	2,028
3.000% due 03/12/2024		4,700	4,871
3.375% due 09/27/2023		12,600	13,217
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	8,903,488	84,319
0.100% due 03/20/2029		54,020,000	503,827
0.100% due 06/20/2029		11,220,000	104,584
0.500% due 09/20/2046		10,120,000	96,198
0.500% due 03/20/2049		12,256,000	115,746
0.700% due 12/20/2048		20,957,000	208,702
1.400% due 09/20/2034		14,680,000	160,093
1.700% due 09/20/2032		40,530,000	449,860
Tokyo Metropolitan Government
2.000% due 05/17/2021		$16,000	15,998
2.500% due 06/08/2022		6,300	6,375
			1,788,924
Total Japan (Cost $1,853,576)			1,961,954
JERSEY, CHANNEL ISLANDS 0.0%
CORPORATE BONDS & NOTES 0.0%
AA Bond Co. Ltd.
2.750% due 07/31/2043	GBP	200	254
2.875% due 07/31/2043		400	527
Total Jersey, Channel Islands (Cost $764)			781
KUWAIT 0.5%
SOVEREIGN ISSUES 0.5%
Kuwait International Government Bond
2.750% due 03/20/2022		$6,700	6,813
3.500% due 03/20/2027		54,200	58,345
Total Kuwait (Cost $60,481)			65,158
LITHUANIA 0.3%
SOVEREIGN ISSUES 0.3%
Lithuania Government International Bond 6.125% due 03/09/2021		$33,000	34,629
Total Lithuania (Cost $34,294)			34,629
LUXEMBOURG 0.3%
CORPORATE BONDS & NOTES 0.3%
Allergan Funding SCS 1.500% due 11/15/2023	EUR	700	827
Aroundtown S.A. 1.625% due 01/31/2028		2,200	2,554
Blackstone Property Partners Europe Holdings SARL 1.400% due 07/06/2022		7,000	8,050
Emerald Bay S.A. 0.000% due 10/08/2020 (d)		6,641	7,291
Medtronic Global Holdings S.C.A. 0.000% due 12/02/2022 (d)		11,400	12,806
NORD/LB Luxembourg S.A. Covered Bond Bank 0.250% due 03/10/2020		400	449
Total Luxembourg (Cost $32,384)			31,977
NETHERLANDS 1.9%
ASSET-BACKED SECURITIES 0.4%
Accunia European CLO BV 0.950% due 07/15/2030 ●	EUR	6,200	6,941
Babson Euro CLO BV 0.418% due 10/25/2029 ●		6,450	7,224
BNPP AM Euro CLO 0.650% due 10/15/2031 ●		1,900	2,131
Cairn CLO BV 0.670% due 01/31/2030 ●		4,050	4,544
Chapel BV 0.000% due 07/17/2066 ●		1,015	1,140
Dryden Euro CLO BV 0.880% due 01/15/2030 ●		9,500	10,662
Euro-Galaxy CLO BV 0.750% due 01/17/2031 ●		3,000	3,346

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

Tikehau CLO BV 0.880% due 12/07/2029 ●		10,700	12,014
			48,002
CORPORATE BONDS & NOTES 1.5%
BMW Finance NV 2.250% due 08/12/2022		$19,300	19,388
BNG Bank NV 4.750% due 03/06/2023	AUD	11,010	8,542
Cooperatieve Rabobank UA
5.500% due 06/29/2020 ●(g)(h)	EUR	5,976	6,871
6.625% due 06/29/2021 ●(g)(h)		7,000	8,541
6.875% due 03/19/2020 (h)		15,600	17,759
Deutsche Telekom International Finance BV
2.225% due 01/17/2020		$1,300	1,300
2.820% due 01/19/2022		2,700	2,740
Enel Finance International NV
2.650% due 09/10/2024		26,100	26,193
4.625% due 09/14/2025		1,200	1,309
ING Bank NV
0.375% due 11/26/2021	EUR	25,000	28,322
2.625% due 12/05/2022		$25,000	25,518
ING Groep NV 5.750% due 11/16/2026 ●(g)(h)		400	421
LeasePlan Corp. NV 0.126% (EUR003M + 0.520%) due 11/04/2020 ~	EUR	4,200	4,723
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021		$7,400	7,401
Mylan NV
3.150% due 06/15/2021		1,800	1,824
3.750% due 12/15/2020		400	408
NXP BV
4.125% due 06/01/2021		2,700	2,769
4.625% due 06/15/2022		700	738
Schaeffler Finance BV 3.250% due 05/15/2025	EUR	4,300	4,957
Teva Pharmaceutical Finance Netherlands BV
2.200% due 07/21/2021		$26	25
2.800% due 07/21/2023		100	93
3.250% due 04/15/2022	EUR	3,400	3,867
Toyota Motor Finance Netherlands BV 2.764% due 04/26/2021		$9,500	9,603
Volkswagen International Finance NV 4.000% due 08/12/2020		400	405
			183,717
		SHARES
PREFERRED SECURITIES 0.0%
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (g)		2,500,000	3,576
Total Netherlands (Cost $233,471)			235,295
		PRINCIPAL AMOUNT (000s)
NORWAY 0.2%
CORPORATE BONDS & NOTES 0.2%
DNB Boligkreditt A/S
2.500% due 03/28/2022		$20,600	20,880
3.250% due 06/28/2023		6,500	6,760
Sparebanken Soer Boligkreditt A/S 0.250% due 03/22/2021	EUR	2,000	2,259
Total Norway (Cost $29,370)			29,899
PERU 0.7%
SOVEREIGN ISSUES 0.7%
Peru Government International Bond
5.350% due 08/12/2040	PEN	32,500	9,892
5.400% due 08/12/2034		18,300	5,815
5.940% due 02/12/2029		51,330	17,478
6.350% due 08/12/2028		164,700	57,714
6.950% due 08/12/2031		600	219

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

Total Peru (Cost $84,417)			91,118
POLAND 0.3%
CORPORATE BONDS & NOTES 0.0%
PKO Bank Hipoteczny S.A. 0.250% due 11/23/2021	EUR	3,500	3,953
SOVEREIGN ISSUES 0.3%
Poland Government International Bond
2.250% due 04/25/2022	PLN	124,400	33,291
4.000% due 10/25/2023		1,450	414
			33,705
Total Poland (Cost $35,715)			37,658
QATAR 1.6%
CORPORATE BONDS & NOTES 0.0%
Qatari Diar Finance QSC 5.000% due 07/21/2020		$2,600	2,644
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Qatar National Bank SAQ 2.799% (LIBOR03M + 0.900%) due 12/22/2020 «~		47,900	47,996
SOVEREIGN ISSUES 1.2%
Qatar Government International Bond
3.375% due 03/14/2024		2,300	2,410
3.875% due 04/23/2023		66,950	70,781
4.000% due 03/14/2029		33,800	37,789
4.500% due 04/23/2028		33,600	38,559
			149,539
Total Qatar (Cost $188,329)			200,179
RUSSIA 0.2%
SOVEREIGN ISSUES 0.2%
Russia Government International Bond 7.650% due 04/10/2030	RUB	1,627,600	28,940
Total Russia (Cost $25,320)			28,940
SAUDI ARABIA 1.3%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co. 2.750% due 04/16/2022		$9,900	10,010
SOVEREIGN ISSUES 1.2%
Saudi Government International Bond
2.375% due 10/26/2021		77,300	77,664
2.875% due 03/04/2023		5,600	5,709
3.250% due 10/26/2026		7,000	7,262
3.625% due 03/04/2028		15,100	15,972
4.000% due 04/17/2025		37,200	40,172
4.375% due 04/16/2029		5,000	5,618
			152,397
Total Saudi Arabia (Cost $157,010)			162,407

SINGAPORE 0.3%
CORPORATE BONDS & NOTES 0.3%
BOC Aviation Ltd.
2.750% due 09/18/2022		$1,900	1,908
2.952% (US0003M + 1.050%) due 05/02/2021 ~		2,000	2,009
3.500% due 09/18/2027		4,100	4,212
Clifford Capital Pte. Ltd. 3.380% due 03/07/2028		7,100	7,577
DBS Bank Ltd. 3.300% due 11/27/2021		7,600	7,804
Oversea-Chinese Banking Corp. Ltd. 2.354% (US0003M + 0.450%) due 05/17/2021 ~		11,500	11,522
PSA Treasury Pte. Ltd. 2.500% due 04/12/2026		3,700	3,729

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

Total Singapore (Cost $37,545)			38,761
SLOVENIA 0.2%
SOVEREIGN ISSUES 0.2%
Slovenia Government International Bond 5.250% due 02/18/2024		$19,817	22,414
Total Slovenia (Cost $20,438)			22,414
SOUTH AFRICA 0.1%
SOVEREIGN ISSUES 0.1%
South Africa Government International Bond 4.850% due 09/30/2029		$10,800	10,827
Total South Africa (Cost $10,800)			10,827
SOUTH KOREA 2.1%
SOVEREIGN ISSUES 2.1%
Korea Government International Bond
2.125% due 06/10/2027	KRW	25,325,000	22,664
2.375% due 12/10/2027		25,830,000	23,539
2.375% due 12/10/2028		115,240,000	105,374
2.625% due 06/10/2028		80,130,000	74,519
5.500% due 03/10/2028		25,830,000	28,951
Korea Hydro & Nuclear Power Co. Ltd. 3.750% due 07/25/2023		$3,700	3,886
Total South Korea (Cost $259,431)			258,933
SPAIN 5.2%
CORPORATE BONDS & NOTES 0.1%
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 ●(g)(h)	EUR	2,200	2,700
Inmobiliaria Colonial Socimi S.A. 2.728% due 06/05/2023		2,000	2,442
Merlin Properties Socimi S.A. 2.225% due 04/25/2023		5,200	6,179
			11,321
		SHARES
PREFERRED SECURITIES 0.1%
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 ●(g)(h)		7,200,000	8,144
8.875% due 04/14/2021 ●(g)(h)		2,000,000	2,464
Banco Santander S.A.
4.750% due 03/19/2025 ●(g)(h)		200,000	233
5.250% due 09/29/2023 ●(g)(h)		400,000	479
6.250% due 09/11/2021 ●(g)(h)		4,000,000	4,785
			16,105
		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 5.0%
Autonomous Community of Catalonia
4.220% due 04/26/2035		$3,500	4,871
4.801% due 07/31/2020		8,000	9,191
4.900% due 09/15/2021 (k)		17,700	21,344
4.950% due 02/11/2020		17,400	19,624
Spain Government International Bond
0.250% due 07/30/2024		44,050	50,173
0.600% due 10/31/2029		153,100	174,047
1.400% due 07/30/2028		121,500	148,325
1.450% due 04/30/2029		103,100	126,439
2.700% due 10/31/2048		8,900	13,278
2.900% due 10/31/2046		28,400	43,560

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

5.250% due 04/06/2029	GBP	900	1,528
			612,380
Total Spain (Cost $620,374)			639,806
SUPRANATIONAL 0.3%
CORPORATE BONDS & NOTES 0.3%
African Development Bank 5.250% due 03/23/2022	AUD	200	152
Asian Development Bank 0.500% due 03/24/2020		7,300	5,112
Council of Europe Development Bank 6.000% due 10/08/2020		8,300	6,036
European Bank for Reconstruction & Development
0.500% due 09/01/2023		1,700	1,137
0.500% due 12/21/2023		500	336
European Investment Bank
0.500% due 06/21/2023		13,600	9,255
0.500% due 08/10/2023		20,700	14,067
Total Supranational (Cost $42,281)			36,095
SWEDEN 0.3%
CORPORATE BONDS & NOTES 0.3%
Stadshypotek AB 2.500% due 04/05/2022		$21,700	21,983
Sveriges Sakerstallda Obligationer AB 2.000% due 06/17/2026	SEK	102,000	11,765
Total Sweden (Cost $33,570)			33,748
SWITZERLAND 0.8%
CORPORATE BONDS & NOTES 0.7%
Credit Suisse AG
0.750% due 09/17/2021	EUR	4,500	5,136
1.750% due 01/15/2021		10,400	11,913
6.500% due 08/08/2023 (h)		$14,614	16,330
Credit Suisse Group AG
2.997% due 12/14/2023 ●		800	815
3.094% (US0003M + 1.200%) due 12/14/2023 ~		16,100	16,284
3.869% due 01/12/2029 ●		4,950	5,273
4.282% due 01/09/2028		900	979
UBS AG
5.125% due 05/15/2024 (h)		11,600	12,528
7.625% due 08/17/2022 (h)		8,347	9,413
UBS Group AG
3.000% due 04/15/2021		4,600	4,661
6.875% due 03/22/2021 ●(g)(h)		1,800	1,877
7.125% due 08/10/2021 ●(g)(h)		300	318
			85,527
SOVEREIGN ISSUES 0.1%
Switzerland Government International Bond 3.500% due 04/08/2033	CHF	7,550	11,848
Total Switzerland (Cost $93,825)			97,375
UNITED ARAB EMIRATES 0.3%
CORPORATE BONDS & NOTES 0.1%
First Abu Dhabi Bank PJSC 2.250% due 02/11/2020		$10,000	10,002
SOVEREIGN ISSUES 0.2%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		8,000	8,109
3.125% due 10/11/2027		12,900	13,538
			21,647
Total United Arab Emirates (Cost $30,819)			31,649
UNITED KINGDOM 11.9%
CORPORATE BONDS & NOTES 6.9%
Barclays Bank PLC 7.625% due 11/21/2022 (h)		$41,439	46,597

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

Barclays PLC
3.250% due 01/12/2021		15,000	15,157
3.250% due 02/12/2027	GBP	1,100	1,555
3.250% due 01/17/2033		800	1,115
3.284% (US0003M + 1.380%) due 05/16/2024 ~		$5,200	5,262
3.340% (US0003M + 1.430%) due 02/15/2023 ~		19,300	19,464
3.684% due 01/10/2023		1,500	1,538
3.932% due 05/07/2025 ●		3,200	3,363
4.338% due 05/16/2024 ●		800	843
4.610% due 02/15/2023 ●		32,800	34,261
4.836% due 05/09/2028		21,100	22,747
4.950% due 01/10/2047		3,200	3,765
4.972% due 05/16/2029 ●		5,400	6,086
7.125% due 06/15/2025 ●(g)(h)	GBP	6,400	9,601
7.250% due 03/15/2023 ●(g)(h)		900	1,303
7.750% due 09/15/2023 ●(g)(h)		$9,300	10,167
7.875% due 03/15/2022 ●(g)(h)		11,385	12,300
8.000% due 12/15/2020 ●(g)(h)	EUR	8,350	10,010
8.000% due 06/15/2024 ●(g)(h)		$6,100	6,829
BG Energy Capital PLC 4.000% due 10/15/2021		1,000	1,033
British Telecommunications PLC 9.625% due 12/15/2030		7,950	12,217
Co-operative Group Holdings Ltd. 6.875% due 07/08/2020 þ	GBP	5,450	7,423
FCE Bank PLC
1.660% due 02/11/2021	EUR	3,900	4,446
1.875% due 06/24/2021		2,400	2,751
Frontier Finance PLC 8.000% due 03/23/2022	GBP	25,800	35,146
HSBC Holdings PLC
2.537% (US0003M + 0.650%) due 09/11/2021 ~		$23,900	23,955
3.267% (US0003M + 1.380%) due 09/12/2026 ~		9,500	9,627
3.803% due 03/11/2025 ●		1,700	1,784
3.973% due 05/22/2030 ●		5,000	5,388
4.125% (US0003M + 2.240%) due 03/08/2021 ~		18,500	18,912
4.292% due 09/12/2026 ●		11,000	11,892
4.583% due 06/19/2029 ●		7,400	8,271
4.750% due 07/04/2029 ●(g)(h)	EUR	9,600	12,158
5.875% due 09/28/2026 ●(g)(h)	GBP	5,700	8,323
6.500% due 03/23/2028 ●(g)(h)		$5,800	6,385
6.750% due 09/11/2028	GBP	3,600	6,292
Imperial Brands Finance PLC
2.950% due 07/21/2020		$2,600	2,608
3.750% due 07/21/2022		1,400	1,441
Lloyds Bank Corporate Markets PLC 1.750% due 07/11/2024	GBP	3,800	5,080
Lloyds Bank PLC
0.375% due 01/18/2021	EUR	600	677
2.250% due 08/14/2022		$29,800	29,944
2.384% (US0003M + 0.490%) due 05/07/2021 ~		8,300	8,329
3.300% due 05/07/2021		10,200	10,366
4.000% due 09/29/2020	EUR	500	579
4.875% due 03/30/2027	GBP	10,900	17,871
Lloyds Banking Group PLC
2.250% due 10/16/2024		100	136
3.000% due 01/11/2022		$9,447	9,599
4.050% due 08/16/2023		21,400	22,690
4.375% due 03/22/2028		1,800	1,984
4.450% due 05/08/2025		5,000	5,461
4.500% due 11/04/2024		3,600	3,849
4.582% due 12/10/2025		12,200	13,210
4.650% due 03/24/2026		9,600	10,439
5.125% due 12/27/2024 ●(g)(h)	GBP	1,900	2,616
7.500% due 09/27/2025 ●(g)(h)		$4,548	5,103
7.625% due 06/27/2023 ●(g)(h)	GBP	2,900	4,318
7.875% due 06/27/2029 ●(g)(h)(k)		4,500	7,540
Nationwide Building Society
3.766% due 03/08/2024 ●		$16,700	17,288
3.960% due 07/18/2030 ●		12,000	12,889
4.000% due 09/14/2026		2,000	2,105
Natwest Markets PLC
0.003% (EUR003M + 0.400%) due 03/02/2020 ~	EUR	15,100	16,943
0.625% due 03/02/2022		5,000	5,672
RAC Bond Co. PLC 4.870% due 05/06/2046	GBP	1,300	1,711
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022		$200	201
2.495% (US0003M + 0.560%) due 06/24/2022 ~		7,700	7,720
Royal Bank of Scotland Group PLC
1.750% due 03/02/2026 ●	EUR	1,600	1,884
2.000% due 03/08/2023 ●		800	931
2.000% due 03/04/2025 ●		1,700	2,017
2.875% due 09/19/2026 ●	GBP	1,100	1,520
3.380% (US0003M + 1.470%) due 05/15/2023 ~		$2,400	2,428
3.497% (US0003M + 1.550%) due 06/25/2024 ~		21,300	21,634

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

3.498% due 05/15/2023 ●		4,500	4,610
3.754% due 11/01/2029 ●		3,700	3,778
3.875% due 09/12/2023		1,900	1,991
4.269% due 03/22/2025 ●		11,550	12,268
4.445% due 05/08/2030 ●		600	663
4.519% due 06/25/2024 ●		16,700	17,739
4.800% due 04/05/2026		1,000	1,111
4.892% due 05/18/2029 ●		300	339
5.076% due 01/27/2030 ●		5,732	6,590
6.100% due 06/10/2023		8,900	9,799
7.500% due 08/10/2020 ●(g)(h)		7,400	7,575
8.000% due 08/10/2025 ●(g)(h)		3,500	4,036
8.625% due 08/15/2021 ●(g)(h)		4,600	4,982
Santander UK Group Holdings PLC
2.875% due 10/16/2020		15,000	15,085
2.875% due 08/05/2021		200	202
3.125% due 01/08/2021		4,000	4,037
3.373% due 01/05/2024 ●		5,000	5,123
3.571% due 01/10/2023		4,200	4,300
3.823% due 11/03/2028 ●		6,600	6,960
4.750% due 09/15/2025		2,950	3,174
4.796% due 11/15/2024 ●		900	972
7.375% due 06/24/2022 ●(g)(h)	GBP	1,000	1,447
Santander UK PLC
4.250% due 04/12/2021	EUR	5,200	6,171
5.000% due 11/07/2023		$6,835	7,360
Standard Chartered PLC 3.091% (US0003M + 1.200%) due 09/10/2022 ~		38,000	38,318
Tesco PLC 6.125% due 02/24/2022	GBP	1,395	2,033
Tesco Property Finance PLC 5.411% due 07/13/2044		9,553	16,090
Virgin Media Secured Finance PLC 4.875% due 01/15/2027		10,300	14,260
Yorkshire Building Society
0.875% due 03/20/2023	EUR	5,300	6,061
1.250% due 06/11/2021		100	115
1.250% due 03/17/2022		2,600	2,997
			856,935
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.0%
Brunel Residential Mortgage Securitisation PLC 1.005% due 01/13/2039 ●	GBP	2,660	3,474
Business Mortgage Finance PLC 2.787% due 02/15/2041 ●		4,131	5,449
EuroMASTR PLC 0.998% due 06/15/2040 ●		128	161
Eurosail PLC
0.000% due 12/10/2044 ●	EUR	1,702	1,896
0.000% due 12/15/2044 ●		7,714	8,237
0.000% due 03/13/2045 ●		149	165
0.939% due 03/13/2045 ●	GBP	25	32
0.945% due 06/10/2044 ●		1,765	2,328
1.479% due 09/13/2045 ●		1,488	1,936
1.729% due 06/13/2045 ●		734	970
Finsbury Square PLC 1.479% due 03/12/2059 ●		2,153	2,855
Great Hall Mortgages PLC
0.000% due 06/18/2038 ●	EUR	16	17
0.000% due 03/18/2039 ●		1,074	1,189
0.934% due 06/18/2039 ●	GBP	27	35
0.944% due 06/18/2038 ●		608	793
2.029% due 06/18/2039 ●		$1,003	978
Hawksmoor Mortgages 1.761% due 05/25/2053 ●	GBP	39,723	52,749
Landmark Mortgage Securities PLC 1.014% due 06/17/2038 ●		20	26
Ludgate Funding PLC 0.000% due 01/01/2061 ●	EUR	176	188
Mansard Mortgages PLC 1.448% due 12/15/2049 ●	GBP	6,828	8,898
Newgate Funding PLC
0.000% due 12/01/2050 ●	EUR	3,804	3,977
0.204% due 12/15/2050 ●		7,192	7,869
0.854% due 12/15/2050 ●		1,493	1,618
0.979% due 12/01/2050 ●	GBP	64	81
0.998% due 12/15/2050 ●		3,281	3,859
1.104% due 12/15/2050 ●	EUR	2,449	2,631
1.798% due 12/15/2050 ●	GBP	3,285	4,161
2.048% due 12/15/2050 ●		1,852	2,375
Paragon Mortgages PLC
0.000% due 05/15/2041 ●	EUR	253	277
0.000% due 06/15/2041 ●		286	310
1.147% due 05/15/2041 ●	GBP	25	33

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

Residential Mortgage Securities PLC 1.998% due 09/20/2065 ●		12,649	16,883
Resloc UK PLC
0.958% due 12/15/2043 ●		619	777
1.018% due 12/15/2043 ●		1,066	1,306
Ripon Mortgages PLC 1.602% due 08/20/2056 ●		35,024	46,458
RMAC Securities PLC
0.000% due 06/12/2044 ●	EUR	113	119
0.929% due 06/12/2044 ●	GBP	1,948	2,441
0.949% due 06/12/2044 ●		5,250	6,618
2.037% due 06/12/2044 ●		$272	257
Silverstone Master Issuer PLC
1.460% due 01/21/2070 ●	GBP	18,228	24,300
2.536% due 01/21/2070 ●		$4,758	4,761
Towd Point Mortgage Funding
0.000% due 07/20/2045 ●	GBP	50,700	67,156
0.000% due 02/20/2054 ●		5,100	6,774
Towd Point Mortgage Funding PLC
1.602% (BP0003M + 0.800%) due 02/20/2045 ~		9,403	12,447
1.652% due 05/20/2045 ●		12,501	16,567
1.820% due 10/20/2051 ●		28,801	38,372
Trinity Square PLC 1.935% due 07/15/2051 ●		5,018	6,698
Uropa Securities PLC
0.985% due 06/10/2059 ●		3,389	4,333
1.135% due 06/10/2059 ●		827	1,018
1.335% due 06/10/2059 ●		647	795
1.535% due 06/10/2059 ●		688	846
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (d)		1	4,356
1.600% due 12/21/2049 ●		54,282	71,948
1.800% due 09/21/2049 ●		11,540	15,315
2.300% due 09/21/2049 ●		4,806	6,391
2.300% due 12/21/2049 ●		6,230	8,271
2.800% due 12/21/2049 ●		3,115	4,153
3.300% due 12/21/2049 ●		1,780	2,381
3.800% due 12/21/2049 ●		1,780	2,351
			493,659
		SHARES
PREFERRED SECURITIES 0.0%
Nationwide Building Society 10.250% ~		19,280	4,239
		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 1.0%
United Kingdom Gilt
3.250% due 01/22/2044 (k)		$20,100	37,133
4.250% due 12/07/2040 (k)		40,600	83,131
			120,264
Total United Kingdom (Cost $1,417,345)			1,475,097
UNITED STATES 52.5%
ASSET-BACKED SECURITIES 3.9%
Accredited Mortgage Loan Trust 4.330% due 06/25/2033 þ		$118	116
ACE Securities Corp. Home Equity Loan Trust 2.182% due 02/25/2036 ●		15,608	11,853
AMRESCO Residential Securities Corp. Mortgage Loan Trust 2.732% due 06/25/2029 ●		197	193
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.612% due 02/25/2034 ●		341	332
Asset-Backed Funding Certificates Trust 1.922% due 01/25/2037 ●		5,584	4,256
Asset-Backed Securities Corp. Home Equity Loan Trust
2.887% due 02/25/2035 ●		9,312	9,359
3.090% due 04/15/2033 ●		922	924
Bear Stearns Asset-Backed Securities Trust
2.012% due 03/25/2037 ●		10,196	9,450
2.452% due 10/25/2032 ●		10	10
2.592% due 10/27/2032 ●		38	37
2.792% due 10/25/2037 ●		39	39

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

Citigroup Mortgage Loan Trust
1.852% due 07/25/2045 ●	294	229
1.942% due 12/25/2036 ●	6,956	3,745
1.952% due 12/25/2036 ●	3,395	2,363
1.962% due 05/25/2037 ●	1,932	1,930
1.972% due 01/25/2037 ●	6,477	4,933
2.052% due 03/25/2036 ●	7,776	7,461
2.092% due 08/25/2036 ●	16,899	16,178
4.552% due 10/25/2037 þ	1,682	1,726
Citigroup Mortgage Loan Trust, Inc.
2.052% due 03/25/2037 ●	2,759	2,548
2.052% due 06/25/2037 ●	3,726	3,629
Countrywide Asset-Backed Certificates
1.922% due 12/25/2036 ^●	1,437	1,355
1.932% due 05/25/2035 ●	4,471	4,340
1.932% due 06/25/2035 ●	7,141	6,501
1.932% due 08/25/2037 ^●	5,539	5,102
1.952% due 05/25/2036 ●	3,246	3,148
1.962% due 06/25/2047 ●	907	906
1.992% due 06/25/2047 ^●	7,571	6,816
2.032% due 03/25/2036 ●	1,533	1,457
2.082% due 07/25/2036 ●	10,742	10,649
2.132% due 12/25/2036 ^●	327	223
2.442% due 01/25/2036 ●	4,900	4,741
4.738% due 08/25/2035 ^~	1,225	1,149
Countrywide Asset-Backed Certificates Trust
2.797% due 10/25/2035 ●	12,200	12,217
3.367% due 12/25/2034 ●	10,071	10,155
4.740% due 10/25/2035 ~	22	22
Credit Suisse First Boston Mortgage Securities Corp. 2.412% due 01/25/2032 ●	37	36
Credit-Based Asset Servicing & Securitization Trust 1.852% due 11/25/2036 ●	4	3
First Franklin Mortgage Loan Trust 2.692% due 03/25/2034 ●	1,097	1,104
Fremont Home Loan Trust
1.942% due 10/25/2036 ●	7,906	3,881
2.062% due 02/25/2036 ●	7,522	6,428
GSAA Home Equity Trust
1.972% due 03/25/2036 ●	8,087	4,220
5.995% due 03/25/2046 ^~	1,208	762
GSAMP Trust 1.922% due 12/25/2046 ●	10,514	6,776
Home Equity Asset Trust 2.392% due 11/25/2032 ●	2	2
Home Equity Mortgage Loan Asset-Backed Trust
1.962% due 04/25/2037 ●	5,181	3,818
2.032% due 04/25/2037 ●	9,901	7,327
HSI Asset Securitization Corp. Trust
2.052% due 04/25/2037 ●	8,419	5,669
2.202% due 01/25/2036 ●	4,500	4,339
JPMorgan Mortgage Acquisition Trust
1.902% due 08/25/2036 ●	63	47
1.927% due 07/25/2036 ●	4,111	3,373
Long Beach Mortgage Loan Trust
2.312% due 08/25/2045 ●	2,362	2,323
2.352% due 10/25/2034 ●	12	12
MASTR Asset-Backed Securities Trust
1.892% due 08/25/2036 ●	7,820	3,643
1.942% due 03/25/2036 ●	921	682
1.942% due 10/25/2036 ●	13,566	6,320
2.012% due 10/25/2036 ●	4,037	1,908
2.527% due 10/25/2035 ●	10,803	10,289
Merrill Lynch Mortgage Investors Trust
1.872% due 09/25/2037 ●	38	22
1.912% due 02/25/2037 ●	52	22
2.512% due 05/25/2036 ●	624	618
MESA Trust 2.592% due 12/25/2031 ●	82	82
Morgan Stanley ABS Capital, Inc. Trust
1.922% due 10/25/2036 ●	989	953
1.932% due 05/25/2037 ●	4,216	3,306
1.942% due 11/25/2036 ●	12,269	8,498
1.992% due 05/25/2037 ●	41,159	27,522
2.032% due 06/25/2036 ●	5,215	3,691
Morgan Stanley Home Equity Loan Trust
1.962% due 04/25/2037 ●	13,031	8,604
2.022% due 04/25/2037 ●	9,594	6,382
2.142% due 04/25/2037 ●	1,380	932
Morgan Stanley Mortgage Loan Trust 5.919% due 09/25/2046 ^þ	1,626	699
Morgan Stanley Structured Trust 2.092% due 06/25/2037 ●	8,800	7,989
New Century Home Equity Loan Trust 2.917% due 10/25/2033 ●	9,034	9,074

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

Nomura Home Equity Loan, Inc. Home Equity Loan Trust 2.082% due 03/25/2036 ●		5,923	5,842
NovaStar Mortgage Funding Trust 1.922% due 03/25/2037 ●		21,575	15,894
Option One Mortgage Loan Trust
1.932% due 02/25/2037 ●		16,251	10,609
1.982% due 01/25/2036 ●		14	14
2.012% due 05/25/2037 ●		2,704	1,979
2.572% due 02/25/2035 ●		7,414	7,345
RAAC Trust 2.292% due 02/25/2037 ●		7,405	7,051
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ		14,481	7,413
5.675% due 06/25/2037 ^þ		16,477	6,909
5.731% due 11/25/2036 þ		27,057	14,512
Residential Asset Mortgage Products Trust
2.092% due 03/25/2036 ●		2,700	2,659
2.232% due 12/25/2035 ●		2,863	2,679
2.352% due 06/25/2032 ●		42	40
Residential Asset Securities Corp. Trust 2.632% due 09/25/2034 ●		830	823
Saxon Asset Securities Trust 3.542% due 12/25/2037 ●		5,726	5,408
Securitized Asset-Backed Receivables LLC Trust
1.922% due 05/25/2037 ^●		292	225
1.962% due 08/25/2036 ^●		694	308
SLM Student Loan Trust 1.348% due 03/15/2038 ●	GBP	3,149	4,006
Soundview Home Loan Trust
1.852% due 11/25/2036 ●		$39	16
2.042% due 11/25/2036 ●		10,717	10,146
2.062% due 12/25/2036 ●		8,457	7,887
Structured Asset Securities Corp. Mortgage Loan Trust
1.952% due 03/25/2036 ●		2,219	2,121
2.012% due 12/25/2036 ●		19,167	17,074
2.022% due 05/25/2047 ●		3,933	3,813
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		24,400	24,789
WaMu Asset-Backed Certificates WaMu Trust 2.082% due 05/25/2037 ●		6,281	5,694
Wells Fargo Home Equity Asset-Backed Securities Trust 2.022% due 01/25/2037 ●		21,575	19,846
			486,550
CORPORATE BONDS & NOTES 7.7%
Air Lease Corp.
3.375% due 06/01/2021		2,400	2,441
3.875% due 04/01/2021		1,700	1,735
Ally Financial, Inc.
4.250% due 04/15/2021		200	205
8.000% due 03/15/2020		100	101
Altria Group, Inc. 4.750% due 05/05/2021		1,300	1,347
Ambac Assurance Corp. 5.100% due 06/07/2020		1	1
American Express Co.
2.519% (US0003M + 0.620%) due 05/20/2022 ~		12,700	12,786
2.750% due 05/20/2022		9,700	9,877
American Honda Finance Corp.
2.241% (US0003M + 0.350%) due 11/05/2021 ~		1,500	1,503
3.800% due 09/20/2021		3,000	3,101
American Tower Corp.
1.950% due 05/22/2026	EUR	3,800	4,595
3.000% due 06/15/2023		$900	922
Arrow Electronics, Inc. 3.250% due 09/08/2024		2,400	2,467
AT&T, Inc.
1.800% due 09/05/2026	EUR	18,600	22,341
2.657% (US0003M + 0.750%) due 06/01/2021 ~		$24,500	24,652
2.951% (US0003M + 0.950%) due 07/15/2021 ~		23,900	24,134
3.067% (US0003M + 1.180%) due 06/12/2024 ~		14,900	15,168
AutoNation, Inc. 5.500% due 02/01/2020		500	501
Aviation Capital Group LLC
2.857% (US0003M + 0.950%) due 06/01/2021 ~		14,500	14,566
6.750% due 04/06/2021		1,300	1,370
7.125% due 10/15/2020		1,100	1,142
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		1,000	1,048
4.350% due 04/20/2028		4,100	4,451
Bayer U.S. Finance LLC
2.577% (US0003M + 0.630%) due 06/25/2021 ~		5,300	5,318
2.750% due 07/15/2021		400	402
2.904% (US0003M + 1.010%) due 12/15/2023 ~		8,300	8,355
3.875% due 12/15/2023		2,700	2,834

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

4.250% due 12/15/2025		10,300	11,113
4.375% due 12/15/2028		8,700	9,492
BMW U.S. Capital LLC 2.000% due 04/11/2021		2,500	2,504
Boeing Co. 2.300% due 08/01/2021		9,800	9,855
Boston Scientific Corp.
3.450% due 03/01/2024		3,800	3,975
3.750% due 03/01/2026		2,400	2,572
Brandywine Operating Partnership LP 3.950% due 11/15/2027		1,000	1,045
Brixmor Operating Partnership LP 2.959% (US0003M + 1.050%) due 02/01/2022 ~		11,400	11,397
Broadcom Corp. 3.000% due 01/15/2022		4,700	4,769
Broadcom, Inc.
3.125% due 04/15/2021		3,400	3,441
3.125% due 10/15/2022		3,500	3,565
Campbell Soup Co.
3.300% due 03/15/2021		6,200	6,292
3.650% due 03/15/2023		6,900	7,188
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023		3,100	3,209
Charter Communications Operating LLC
3.559% (US0003M + 1.650%) due 02/01/2024 ~		4,100	4,220
3.579% due 07/23/2020		95	96
3.750% due 02/15/2028		19,100	19,805
4.464% due 07/23/2022		12,050	12,664
5.125% due 07/01/2049		5,000	5,435
CIMIC Group Ltd. 0.000% due 05/22/2020 (i)		18,000	17,698
Citibank N.A.
2.499% (US0003M + 0.600%) due 05/20/2022 ~		25,100	25,202
2.844% due 05/20/2022 ●		12,400	12,552
CNH Industrial Capital LLC 4.375% due 11/06/2020		500	509
Conagra Brands, Inc.
2.512% (US0003M + 0.500%) due 10/09/2020 ~		300	300
3.800% due 10/22/2021		1,300	1,341
Continental Resources, Inc. 4.375% due 01/15/2028		4,200	4,468
Crown Castle International Corp. 4.875% due 04/15/2022		600	636
CVS Health Corp.
2.750% due 12/01/2022		1,000	1,016
3.350% due 03/09/2021		1,009	1,026
3.700% due 03/09/2023		6,100	6,354
Daimler Finance North America LLC
2.810% (US0003M + 0.900%) due 02/15/2022 ~		18,000	18,144
2.850% due 01/06/2022		800	810
2.875% due 03/10/2021		500	504
Dell International LLC 4.420% due 06/15/2021		6,000	6,175
Delta Air Lines Pass-Through Trust 6.821% due 02/10/2024		4,409	4,787
Duke Energy Corp.
2.409% (US0003M + 0.500%) due 05/14/2021 ~		9,600	9,638
2.538% (US0003M + 0.650%) due 03/11/2022 ~		17,600	17,727
El Paso Natural Gas Co. LLC 8.625% due 01/15/2022		1,800	2,023
EMC Corp. 2.650% due 06/01/2020		2,300	2,303
Enable Midstream Partners LP 3.900% due 05/15/2024		900	922
Energy Transfer Operating LP 4.650% due 06/01/2021		4,700	4,843
EQT Corp. 2.679% (US0003M + 0.770%) due 10/01/2020 ~		2,300	2,294
Fidelity National Information Services, Inc.
0.125% due 05/21/2021	EUR	8,200	9,229
0.400% due 01/15/2021		4,100	4,623
1.700% due 06/30/2022	GBP	3,700	4,968
Ford Motor Credit Co. LLC
0.000% due 12/01/2021 ●	EUR	200	220
0.025% due 12/07/2022 ●		1,500	1,627
0.032% due 05/14/2021 ●		2,300	2,564
2.332% (US0003M + 0.430%) due 11/02/2020 ~		$400	398
2.681% due 01/09/2020		3,800	3,800
2.853% (US0003M + 0.810%) due 04/05/2021 ~		5,300	5,277
2.881% (US0003M + 0.880%) due 10/12/2021 ~		2,600	2,578
3.012% (US0003M + 1.000%) due 01/09/2020 ~		9,200	9,201
3.200% due 01/15/2021		1,000	1,006
3.336% due 03/18/2021		5,000	5,038
3.470% due 04/05/2021		400	404
5.750% due 02/01/2021		3,300	3,407
8.125% due 01/15/2020		600	601

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

GATX Corp.
2.611% (US0003M + 0.720%) due 11/05/2021 ~		2,600	2,612
4.850% due 06/01/2021		1,100	1,142
General Electric Co.
0.375% due 05/17/2022	EUR	800	899
5.550% due 05/04/2020		$400	404
General Mills, Inc.
2.541% (US0003M + 0.540%) due 04/16/2021 ~		2,700	2,709
4.000% due 04/17/2025		500	541
General Motors Financial Co., Inc.
2.448% (US0003M + 0.540%) due 11/06/2020 ~		800	799
2.862% (US0003M + 0.850%) due 04/09/2021 ~		100	100
Georgia-Pacific LLC 5.400% due 11/01/2020		700	719
Goldman Sachs Group, Inc.
2.000% due 07/27/2023	EUR	8,200	9,776
4.223% due 05/01/2029 ●		$6,600	7,273
5.750% due 01/24/2022		10,600	11,378
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		9,400	9,649
Harley-Davidson Financial Services, Inc. 2.847% (US0003M + 0.940%) due 03/02/2021 ~		7,900	7,948
Hewlett Packard Enterprise Co.
2.763% (US0003M + 0.720%) due 10/05/2021 ~		3,900	3,901
3.500% due 10/05/2021		2,600	2,665
International Flavors & Fragrances, Inc. 3.400% due 09/25/2020		3,800	3,833
International Lease Finance Corp. 8.250% due 12/15/2020		500	529
Jackson National Life Global Funding 2.375% due 09/15/2022		17,000	17,155
JPMorgan Chase & Co. 2.776% due 04/25/2023 ●		11,100	11,276
Kilroy Realty LP 3.450% due 12/15/2024		1,800	1,874
Kinder Morgan, Inc. 5.000% due 02/15/2021		1,600	1,647
Kraft Heinz Foods Co. 2.471% (US0003M + 0.570%) due 02/10/2021 ~		11,800	11,819
LG&E & KU Energy LLC 3.750% due 11/15/2020		1,300	1,314
Lifestorage LP 3.500% due 07/01/2026		4,400	4,521
MassMutual Global Funding 2.250% due 07/01/2022		5,700	5,743
McDonald’s Corp. 2.366% (US0003M + 0.430%) due 10/28/2021 ~		5,700	5,720
Morgan Stanley
2.372% (SOFRRATE + 0.830%) due 06/10/2022 ~		31,000	31,188
2.451% (US0003M + 0.550%) due 02/10/2021 ~		200	200
MPLX LP 3.500% due 12/01/2022		600	618
MPT Operating Partnership LP 2.550% due 12/05/2023	GBP	11,100	14,982
Navient Corp.
5.000% due 10/26/2020		$200	203
5.875% due 03/25/2021		300	311
Nissan Motor Acceptance Corp.
2.150% due 07/13/2020		400	400
2.550% due 03/08/2021		2,200	2,206
3.150% due 03/15/2021		400	404
3.650% due 09/21/2021		1,200	1,225
3.875% due 09/21/2023		1,900	1,978
ONEOK, Inc. 4.550% due 07/15/2028		2,400	2,639
PECO Energy Co. 1.700% due 09/15/2021		1,100	1,099
Penske Truck Leasing Co. LP
3.300% due 04/01/2021		700	711
3.375% due 02/01/2022		1,100	1,123
3.450% due 07/01/2024		5,000	5,193
Plains All American Pipeline LP 5.000% due 02/01/2021		700	716
RELX Capital, Inc. 3.500% due 03/16/2023		600	624
Ryder System, Inc. 2.875% due 06/01/2022		16,900	17,157
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		2,200	2,261
6.250% due 03/15/2022		1,400	1,504
Sempra Energy
2.344% (US0003M + 0.450%) due 03/15/2021 ~		6,400	6,404
2.501% (US0003M + 0.500%) due 01/15/2021 ~		2,000	2,000
SL Green Operating Partnership LP 3.250% due 10/15/2022		2,200	2,254

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

Southern California Edison Co. 3.500% due 10/01/2023		12,200	12,716
Southern Co. 2.350% due 07/01/2021		10,900	10,954
Southern Power Co. 2.458% (US0003M + 0.550%) due 12/20/2020 ~		2,100	2,101
Spectra Energy Partners LP 2.592% (US0003M + 0.700%) due 06/05/2020 ~		900	902
Spirit AeroSystems, Inc.
2.694% (US0003M + 0.800%) due 06/15/2021 ~		1,100	1,098
3.950% due 06/15/2023		3,100	3,196
Springleaf Finance Corp. 8.250% due 12/15/2020		3,200	3,365
Sprint Corp. 7.250% due 09/15/2021		100	106
Sprint Spectrum Co. LLC 4.738% due 09/20/2029		4,300	4,566
Time Warner Cable LLC 5.000% due 02/01/2020		200	200
United Technologies Corp. 2.554% (US0003M + 0.650%) due 08/16/2021 ~		2,800	2,800
Verizon Communications, Inc. 4.329% due 09/21/2028		19,035	21,592
VMware, Inc. 2.300% due 08/21/2020		500	501
Volkswagen Group of America Finance LLC
2.675% (US0003M + 0.770%) due 11/13/2020 ~		20,400	20,485
2.841% (US0003M + 0.940%) due 11/12/2021 ~		17,900	18,061
3.875% due 11/13/2020		5,000	5,082
4.000% due 11/12/2021		15,500	16,032
Waste Management, Inc. 4.750% due 06/30/2020		1,400	1,418
Wells Fargo & Co. 2.500% due 03/04/2021		9,000	9,065
Wells Fargo Bank N.A.
2.082% due 09/09/2022 ●		7,900	7,914
2.539% (US0003M + 0.620%) due 05/27/2022 ~		39,550	39,728
2.897% due 05/27/2022 ●		17,950	18,190
Westinghouse Air Brake Technologies Corp. 3.194% (US0003M + 1.050%) due 09/15/2021 ~		5,800	5,801
WP Carey, Inc. 2.000% due 01/20/2023	EUR	6,000	7,038
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		$400	400
3.150% due 04/01/2022		18,556	18,944
			943,814
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
CenturyLink, Inc. 4.549% (LIBOR03M + 2.750%) due 01/31/2025 ~		9,800	9,852
Charter Communications Operating LLC 3.550% (LIBOR03M + 1.750%) due 02/01/2027 ~		13,322	13,423
Hilton Worldwide Finance LLC 3.542% (LIBOR03M + 1.750%) due 06/22/2026 ~		286	288
			23,563
MUNICIPAL BONDS & NOTES 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010 7.834% due 02/15/2041		100	157
California State General Obligation Bonds, Series 2017 2.543% (US0001M + 0.780%) due 04/01/2047 ~		12,500	12,549
Chicago, Illinois General Obligation Bonds, Series 2008 5.630% due 01/01/2022		475	483
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029		1,580	1,735
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023		635	644
			15,568
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.1%
Adjustable Rate Mortgage Trust 6.049% due 09/25/2035 ^~		118	115
American Home Mortgage Assets Trust 1.982% due 05/25/2046 ^●		258	235
Banc of America Alternative Loan Trust 6.500% due 04/25/2036 ^		3,119	3,067
Banc of America Funding Trust
4.267% due 11/20/2034 ~		321	319
4.321% due 01/20/2047 ^~		119	116
4.446% due 02/20/2036 ~		1,084	1,085
4.845% due 03/20/2036 ~		155	152
5.500% due 01/25/2036		156	139

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

6.000% due 03/25/2037 ^	253	228
7.048% due 10/20/2046 ^~	51	44
Banc of America Mortgage Trust
4.048% due 09/25/2035 ^~	27	26
4.306% due 04/25/2035 ~	132	123
4.664% due 06/25/2035 ~	180	173
BCAP LLC Trust
3.066% due 01/26/2047 ●	425	401
3.918% due 02/26/2036 ~	40	40
5.250% due 02/26/2036 ~	664	476
5.250% due 04/26/2037	1,395	1,151
Bear Stearns Adjustable Rate Mortgage Trust
3.439% due 05/25/2034 ~	107	101
4.224% due 10/25/2033 ~	62	64
4.252% due 01/25/2035 ~	277	282
4.253% due 02/25/2034 ~	12	12
4.378% due 11/25/2034 ~	3	3
4.382% due 07/25/2034 ~	59	60
4.693% due 05/25/2034 ~	144	143
Bear Stearns ALT-A Trust
3.618% due 01/25/2036 ^~	193	200
3.774% due 08/25/2036 ^~	799	683
3.874% due 11/25/2035 ^~	67	59
3.923% due 08/25/2036 ^~	182	162
3.937% due 11/25/2036 ^~	354	321
3.962% due 08/25/2036 ^~	1,281	905
4.103% due 09/25/2035 ^~	2,616	2,170
Bear Stearns Structured Products, Inc. Trust 3.649% due 12/26/2046 ^~	44	38
Chase Mortgage Finance Trust
3.797% due 07/25/2037 ~	731	666
4.574% due 02/25/2037 ~	263	269
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.022% due 05/25/2036 ●	813	786
Citicorp Mortgage Securities Trust 6.000% due 04/25/2037 ^	73	72
Citigroup Mortgage Loan Trust
3.458% due 03/25/2037 ^~	554	474
4.130% due 07/25/2046 ^~	680	631
4.169% due 09/25/2037 ^~	705	691
4.521% due 08/25/2035 ~	26	26
4.810% due 05/25/2035 ●	51	52
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 3.859% due 09/25/2035 ^~	1,906	1,786
Commercial Mortgage Trust
0.592% due 03/10/2046 ~(a)	13,000	234
1.340% due 01/10/2046 ~(a)	5,873	193
1.902% due 07/10/2046 ~(a)	5,448	22
Countrywide Alternative Loan Trust
1.932% due 04/25/2047 ●	911	854
1.955% due 09/20/2046 ●	3,818	3,369
1.962% due 01/25/2037 ^●	92	91
1.975% due 03/20/2046 ●	74	69
1.975% due 05/20/2046 ^●	613	525
1.975% due 07/20/2046 ^●	500	371
1.982% due 09/25/2046 ^●	626	595
2.002% due 07/25/2046 ^●	45	42
2.072% due 02/25/2037 ●	273	255
2.142% due 05/25/2037 ^●	440	196
2.192% due 09/25/2035 ^●	205	156
2.242% due 09/25/2035 ^●	1,388	1,073
3.489% due 11/25/2047 ^●	2,763	2,479
3.619% due 11/25/2047 ^●	6,420	5,801
3.639% due 08/25/2035 ●	289	291
4.242% due 02/25/2037 ^~	121	119
5.000% due 11/25/2035	5,622	4,523
5.250% due 06/25/2035 ^	131	128
5.704% due 11/25/2035 ●	236	221
6.250% due 08/25/2037 ^	416	350
6.500% due 08/25/2032	18	19
6.784% due 11/25/2035 ●	228	219
Countrywide Home Loan Mortgage Pass-Through Trust
2.332% due 03/25/2035 ●	476	464
2.372% due 04/25/2035 ●	14	13
2.432% due 03/25/2035 ●	453	424
2.452% due 02/25/2035 ●	10	10
3.621% due 02/25/2047 ^~	217	200
3.656% due 03/25/2037 ^~	219	205
3.781% due 09/20/2036 ^~	132	123
3.841% due 11/25/2034 ~	523	527
3.878% due 08/25/2034 ^~	24	23
3.939% due 02/20/2036 ^●	480	463
3.977% due 04/20/2036 ~	6,568	6,131
3.980% due 05/20/2036 ~	343	337
4.171% due 08/25/2034 ^~	61	61
6.000% due 08/25/2037	1,536	1,268

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 3.885% due 07/25/2033 ~	11	11
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~	2,225	1,971
DBUBS Mortgage Trust
0.308% due 11/10/2046 ~(a)	16,942	44
0.700% due 11/10/2046 ~(a)	7,703	26
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
1.932% due 07/25/2047 ●	489	471
1.982% due 08/25/2047 ●	9,577	9,108
2.542% due 10/25/2047 ●	3,070	2,950
Downey Savings & Loan Association Mortgage Loan Trust 2.084% due 07/19/2045 ^●	11	1
First Horizon Mortgage Pass-Through Trust
4.664% due 08/25/2035 ~	97	82
4.760% due 10/25/2035 ~	76	77
GreenPoint Mortgage Funding Trust
1.972% due 01/25/2037 ●	470	456
2.002% due 04/25/2036 ●	458	442
2.332% due 11/25/2045 ●	106	94
GreenPoint Mortgage Funding Trust Pass-Through Certificates 4.695% due 10/25/2033 ~	12	12
GS Mortgage Securities Corp. 1.502% due 02/10/2046 ~(a)	11,307	437
GS Mortgage Securities Trust 1.948% due 11/10/2045 ~(a)	18,354	829
GSR Mortgage Loan Trust
4.133% due 11/25/2035 ~	284	291
4.269% due 09/25/2035 ~	191	197
4.300% due 03/25/2033 ●	74	75
4.302% due 01/25/2035 ~	246	250
4.337% due 05/25/2035 ~	118	115
4.678% due 04/25/2035 ~	22	22
HarborView Mortgage Loan Trust
1.944% due 07/19/2046 ^●	1,055	726
1.954% due 09/19/2037 ●	800	782
2.004% due 03/19/2036 ^●	107	103
4.343% due 07/19/2035 ^~	103	97
HomeBanc Mortgage Trust
3.587% due 04/25/2037 ^~	87	84
4.128% due 04/25/2037 ^~	951	892
Impac CMB Trust
2.512% due 10/25/2034 ●	710	712
2.572% due 10/25/2034 ●	260	261
2.792% due 07/25/2033 ●	19	19
IndyMac Mortgage Loan Trust
1.948% due 06/25/2037 ●	558	539
1.972% due 07/25/2047 ●	2,489	2,122
1.982% due 09/25/2046 ●	2,792	2,683
2.042% due 02/25/2037 ●	844	622
2.092% due 11/25/2035 ^●	191	145
2.092% due 06/25/2037 ^●	374	236
3.579% due 03/25/2036 ~	5,567	5,271
3.855% due 12/25/2034 ~	56	57
3.882% due 08/25/2036 ~	503	489
4.430% due 11/25/2035 ^~	124	126
JPMBB Commercial Mortgage Securities Trust 0.752% due 04/15/2047 ~(a)	29,988	637
JPMorgan Alternative Loan Trust
2.032% due 10/25/2036 ●	14,404	14,255
3.914% due 12/25/2035 ^~	6,166	5,397
5.500% due 11/25/2036 ^~	6	5
JPMorgan Chase Commercial Mortgage Securities Trust
0.979% due 12/15/2047 ~(a)	50,558	1,326
4.070% due 11/15/2043	236	238
JPMorgan Mortgage Trust
3.761% due 11/25/2033 ~	60	62
4.007% due 02/25/2036 ^~	340	280
4.091% due 10/25/2035 ~	13	13
4.205% due 09/25/2035 ~	119	118
4.459% due 07/25/2035 ~	101	102
Luminent Mortgage Trust 1.962% due 12/25/2036 ●	1,726	1,692
MASTR Adjustable Rate Mortgages Trust
2.002% due 04/25/2046 ●	1,529	1,407
2.392% due 05/25/2047 ^●	1,038	1,534
MASTR Alternative Loan Trust
2.192% due 03/25/2036 ^●	375	58
6.000% due 03/25/2036 ^	1,428	1,387
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.220% due 06/15/2030 ●	22	22
2.612% due 10/20/2029 ●	11	11
Merrill Lynch Mortgage Investors Trust
2.002% due 02/25/2036 ●	463	454
2.042% due 11/25/2035 ●	681	653
4.027% due 02/25/2033 ~	61	61

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

4.310% due 06/25/2035 ~	183	185
Morgan Stanley Bank of America Merrill Lynch Trust
1.055% due 05/15/2046 ~(a)	48,032	1,386
1.347% due 02/15/2046 ~(a)	43,453	1,490
1.440% due 08/15/2045 ~(a)	30,529	892
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	35,469	35,500
Nomura Asset Acceptance Corp. Alternative Loan Trust 2.552% due 08/25/2034 ●	9	9
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 2.072% due 12/25/2035 ●	1,149	1,089
Residential Accredit Loans, Inc. Trust
1.942% due 02/25/2047 ●	1,614	908
1.972% due 07/25/2036 ^●	15,486	9,448
1.992% due 12/25/2046 ^●	570	522
2.002% due 04/25/2046 ●	47	20
2.062% due 05/25/2046 ^●	289	258
3.255% due 10/25/2037 ~	5,302	5,004
6.250% due 02/25/2037	12,202	11,310
Residential Asset Securitization Trust
2.192% due 01/25/2046 ^●	111	48
5.750% due 02/25/2036	5,805	5,760
6.250% due 10/25/2036 ^	198	199
6.500% due 08/25/2036 ^	589	301
Residential Funding Mortgage Securities, Inc. Trust
4.337% due 09/25/2035 ^~	210	174
6.500% due 03/25/2032	23	24
Sequoia Mortgage Trust
3.863% due 09/20/2046 ^~	2,400	1,986
4.537% due 04/20/2035 ~	57	60
Structured Adjustable Rate Mortgage Loan Trust
3.715% due 09/25/2036 ^~	700	578
4.067% due 02/25/2036 ^~	406	383
4.198% due 09/25/2034 ~	11	12
4.241% due 08/25/2035 ~	367	373
4.373% due 04/25/2034 ~	96	100
4.389% due 02/25/2034 ~	93	94
4.397% due 05/25/2036 ^~	236	228
Structured Asset Mortgage Investments Trust
1.982% due 06/25/2036 ●	73	74
2.002% due 05/25/2036 ●	518	494
2.012% due 05/25/2036 ●	2,919	2,820
2.012% due 09/25/2047 ●	3,224	3,183
2.052% due 05/25/2046 ^●	20	46
2.092% due 08/25/2036 ^●	1,360	1,213
2.102% due 12/25/2035 ^●	6	6
2.344% due 07/19/2034 ●	6	6
3.739% due 08/25/2047 ^●	1,292	1,281
Structured Asset Securities Corp. 2.072% due 01/25/2036 ●	1,124	1,047
Structured Asset Securities Corp. Mortgage Loan Trust 2.082% due 10/25/2036 ●	8,455	7,536
Thornburg Mortgage Securities Trust
3.042% due 06/25/2037 ^●	503	481
3.202% due 06/25/2037 ●	2,463	2,362
3.252% due 06/25/2037 ●	7,633	7,260
3.252% due 06/25/2047 ^●	1,512	1,426
3.252% due 06/25/2047 ●	22	20
3.302% due 03/25/2037 ^●	673	627
3.645% due 10/25/2043 ~	37	37
4.049% due 09/25/2037 ~	14	14
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~	120,467	121,238
UBS-Barclays Commercial Mortgage Trust 1.628% due 12/10/2045 ~(a)	51,194	1,857
UBS-Citigroup Commercial Mortgage Trust 2.160% due 01/10/2045 ~(a)	12,033	334
WaMu Mortgage Pass-Through Certificates Trust
2.072% due 11/25/2045 ●	3,120	3,020
2.102% due 01/25/2045 ●	235	232
2.350% due 02/27/2034 ●	167	167
2.532% due 11/25/2034 ●	532	537
2.627% due 10/25/2046 ●	1,041	1,013
3.137% due 12/25/2046 ●	126	127
3.219% due 06/25/2046 ●	670	672
3.239% due 02/25/2046 ●	1,663	1,699
3.748% due 12/25/2035 ~	268	269
3.840% due 08/25/2046 ^~	1,323	1,295
3.864% due 09/25/2036 ~	2,268	2,183
3.868% due 02/25/2037 ^~	4,999	4,678
3.884% due 10/25/2035 ~	271	271
4.216% due 04/25/2035 ~	249	254
4.666% due 06/25/2033 ~	31	32
Washington Mutual Mortgage Pass-Through Certificates Trust
1.982% due 07/25/2046 ●	3,790	3,231
2.042% due 07/25/2046 ^●	2	2

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

3.009% due 04/25/2047 ●	8,879	7,835
3.079% due 05/25/2047 ^●	34	3
3.179% due 07/25/2046 ^●	416	308
Wells Fargo-RBS Commercial Mortgage Trust
0.354% due 03/15/2048 ~(a)	40,000	419
1.193% due 03/15/2045 ~(a)	47,169	1,458
1.221% due 03/15/2048 ~(a)	71,969	2,178
		378,215
	SHARES
PREFERRED SECURITIES 0.1%
Bank of America Corp. 5.875% due 03/15/2028 ●(g)	12,150,000	13,483
Goldman Sachs Group, Inc. 4.950% due 02/10/2025 ●(g)	1,100,000	1,142
		14,625
	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 30.9%
Fannie Mae
1.912% due 03/25/2034 ●	$23	23
1.987% due 01/25/2022 ~(a)	8,960	175
2.192% due 06/25/2036 ●	465	464
2.292% due 10/25/2040 ●	214	214
3.500% due 11/01/2021	2,036	2,080
3.500% due 01/01/2059 (k)	42,696	44,903
3.517% due 12/01/2034 ●	78	81
3.527% due 06/01/2043 ●	34	35
4.295% due 06/01/2021	1,892	1,947
4.357% due 08/01/2023 ●	11	12
4.381% due 12/01/2030 ●	7	7
4.537% due 11/01/2034 ●	575	611
4.625% due 06/01/2035 ●	86	87
4.729% due 08/01/2036 ●	42	44
4.825% due 01/01/2023 ●	15	15
4.835% due 04/01/2032 ●	6	6
6.000% due 04/25/2043 - 07/25/2044	737	829
Freddie Mac
0.822% due 09/25/2022 ~(a)	22,240	430
0.979% due 11/25/2022 ~(a)	31,221	725
1.478% due 10/25/2021 ~(a)	24,977	560
1.479% due 06/25/2020 ~(a)	28,441	28
2.131% due 01/15/2038 ●	6,426	6,382
2.220% due 10/15/2040 ●	1,989	1,986
2.340% due 12/15/2037 ●	232	234
2.500% due 01/15/2038 ~(a)	6,426	438
3.378% due 02/25/2045 ●	99	100
3.439% due 10/25/2044 ●	1,345	1,365
3.500% due 07/01/2048	6,704	6,910
4.021% due 09/01/2035 ●	34	36
4.610% due 06/01/2022 ●	18	18
6.000% due 12/01/2033	453	495
6.500% due 11/15/2023	7	7
Ginnie Mae
3.250% (H15T1Y + 1.500%) due 07/20/2022 - 09/20/2026 ~	71	73
3.250% due 08/20/2027 ●	13	13
3.875% (H15T1Y + 1.500%) due 05/20/2022 - 05/20/2026 ~	34	35
3.875% due 04/20/2027 - 05/20/2030 ●	139	144
4.125% (H15T1Y + 1.500%) due 11/20/2021 - 12/20/2025 ~	27	26
4.125% due 11/20/2030 ●	4	4
6.000% due 08/20/2034	5,509	6,149
NCUA Guaranteed Notes
2.183% due 11/05/2020 ●	17,082	17,086
2.273% due 12/08/2020 ●	9,999	10,006
Small Business Administration 5.110% due 04/01/2025	13	13
Uniform Mortgage-Backed Security
2.500% due 04/01/2045	701	698
2.500% due 12/01/2049 (k)	95,100	94,026
3.000% due 10/01/2049	31,507	32,297
3.500% due 01/01/2021 - 05/01/2049	164,919	171,055
3.500% due 03/01/2048 - 08/01/2048 (k)	79,055	81,837
4.000% due 10/01/2045 - 03/01/2049	23,954	25,008
4.000% due 09/01/2048 (k)	72,915	75,967
Uniform Mortgage-Backed Security, TBA
2.500% due 02/01/2050	58,600	57,881
3.000% due 02/01/2050	239,900	243,011

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

3.500% due 02/01/2035 - 02/01/2050		1,165,200	1,198,036
4.000% due 01/01/2050 - 02/01/2050		1,533,420	1,594,744
4.500% due 02/01/2050		121,200	127,675
			3,807,031
U.S. TREASURY OBLIGATIONS 6.5%
U.S. Treasury Bonds
5.250% due 02/15/2029 (m)		900	1,151
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2022 (m)(o)		7,277	7,274
0.125% due 04/15/2022 (k)(m)(o)		45,925	45,861
0.250% due 01/15/2025 (k)(m)(o)		48,404	48,843
0.500% due 01/15/2028 (k)(m)(o)		137,090	140,674
0.625% due 04/15/2023 (m)(o)		4,559	4,630
0.625% due 01/15/2026 (k)(m)(o)		4,603	4,745
0.750% due 02/15/2045 (m)		1,038	1,078
1.000% due 02/15/2048 (k)(m)(o)		82,444	91,310
2.000% due 01/15/2026 (m)(o)		14,911	16,578
2.375% due 01/15/2025 (m)		1,365	1,522
2.375% due 01/15/2027 (m)(o)		5,360	6,188
2.500% due 01/15/2029 (k)(m)(o)		30,146	36,341
3.875% due 04/15/2029 (k)(m)(o)		11,741	15,670
U.S. Treasury Notes
1.625% due 08/15/2029 (k)		73,300	71,366
1.750% due 11/15/2029 (k)		73,100	71,949
2.000% due 08/15/2025 (k)(m)(o)		17,000	17,219
2.000% due 11/15/2026 (k)(m)(o)		9,600	9,702
2.250% due 11/15/2025 (m)(o)		5,600	5,748
2.625% due 06/15/2021 (m)(o)		5,500	5,580
2.875% due 04/30/2025 (k)(o)		179,700	190,148
U.S. Treasury STRIPS
0.000% due 11/15/2023 (d)(m)(o)		11,000	10,283
			803,860
Total United States (Cost $6,345,542)			6,473,226
SHORT-TERM INSTRUMENTS 1.5%
REPURCHASE AGREEMENTS (j) 0.2%			27,997
ARGENTINA TREASURY BILLS 0.0%
47.840% due 05/13/2020 (c)(d)	ARS	25,030	339
CZECH REPUBLIC TREASURY BILLS 0.1%
(0.101)% due 01/10/2020 (d)(e)	CZK	268,000	11,820
JAPAN TREASURY BILLS 0.5%
(0.225)% due 01/10/2020 - 03/23/2020 (c)(d)	JPY	6,228,000	57,333
MEXICO TREASURY BILLS 0.4%
7.336% due 01/09/2020 - 01/30/2020 (c)(d)	MXN	1,021,750	53,867
U.S. TREASURY BILLS 0.3%
1.551% due 01/23/2020 - 03/26/2020 (c)(d)(k)(m)(o)		$36,439	36,377
Total Short-Term Instruments (Cost $186,401)			187,733
Total Investments in Securities (Cost $15,425,354)			15,854,697
		SHARES
INVESTMENTS IN AFFILIATES 6.5%
SHORT-TERM INSTRUMENTS 6.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.5%
PIMCO Short Asset Portfolio		72,324,500	720,063
PIMCO Short-Term Floating NAV Portfolio III		8,054,366	79,682
Total Short-Term Instruments (Cost $801,940)			799,745
Total Investments in Affiliates (Cost $801,940)			799,745
Total Investments 135.0% (Cost $ 16,227,294)			$16,654,442
Financial Derivative Instruments (l)(n) (0.7)%(Cost or Premiums, net $(23,799))			(83,956)
Other Assets and Liabilities, net (34.3)%			(4,237,538)
Net Assets 100.0%			$12,332,948

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CIMIC Group Ltd.	0.000%	05/22/2020	12/18/2019	$17,730	$17,698	0.14%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$27,997	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(28,559)	$27,997	$27,998
Total Repurchase Agreements						$(28,559)	$27,997	$27,998

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	1.910%	11/21/2019	02/21/2020		$(36,701)	$(36,783)
	2.170	12/12/2019	01/13/2020		(53,719)	(53,787)
BPS	(0.350)	12/06/2019	01/16/2020	EUR	(32,752)	(36,729)
	(0.350)	12/09/2019	01/16/2020		(63,045)	(70,702)
BSN	1.790	11/01/2019	01/10/2020		$(35,799)	(35,910)
	1.820	12/17/2019	01/23/2020		(5,519)	(5,523)
CFR	0.500	11/11/2019	TBD(3)	GBP	(4,500)	(5,965)
CIB	2.000	12/06/2019	01/06/2020		$(2,271)	(2,274)
GRE	1.990	11/20/2019	02/20/2020		(25,207)	(25,267)
	2.040	11/22/2019	02/21/2020		(14,478)	(14,511)
JML	(1.100)	10/09/2018	TBD(3)	EUR	(1,073)	(1,189)
JPS	1.300	12/05/2019	01/15/2020		$(72,917)	(72,991)
	1.830	11/19/2019	01/21/2020		(72,384)	(72,546)
MEI	1.000	10/31/2019	TBD(3)		(507)	(508)
RCY	1.895	11/12/2019	02/26/2020		(32,312)	(32,398)
	1.970	12/30/2019	01/13/2020		(254,120)	(254,162)
SCX	1.870	12/12/2019	01/29/2020		(4,888)	(4,893)
	1.880	11/08/2019	02/28/2020		(71,349)	(71,554)
	1.880	12/12/2019	02/28/2020		(2,656)	(2,659)
	1.890	11/04/2019	01/28/2020		(75,145)	(75,378)
	2.040	12/12/2019	01/17/2020		(60,244)	(60,315)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

SWA	(0.340)	11/08/2019	02/27/2020	EUR	(111,818)	(125,362)
TDL	0.930	10/14/2019	02/12/2020	GBP	(36,474)	(48,409)
Total Reverse Repurchase Agreements						$(1,109,815)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
UBS	1.830%	11/07/2019	02/07/2020	$(26,151)	$(26,226)
	1.850	11/13/2019	01/14/2020	(2,652)	(2,658)
	1.970	12/23/2019	01/17/2020	(1,426)	(1,427)
Total Sale-Buyback Transactions					$(30,311)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(5)
Canada (1.2)%
Sovereign Issues (1.2)%
Canada Government Bond	2.750%	12/01/2048	CAD	158,620	$(149,929)	$(149,766)
United States (0.8)%
U.S. Government Agencies (0.8)%
Uniform Mortgage-Backed Security, TBA	2.500%	01/01/2050		$95,100	(93,718)	(93,984)
Total Short Sales (2.0)%					$(243,647)	$(243,750)

(k)	Securities with an aggregate market value of $1,141,790 and cash of $1,153 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(506,610) at a weighted average interest rate of 1.611%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(51) of deferred price drop.
(5)	Payable for short sales includes $363 of accrued interest.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note March 2020 Futures	$104.250	02/21/2020	1,597	$3,194	$14	$2
Put - CBOT U.S. Treasury 2-Year Note March 2020 Futures	105.000	02/21/2020	96	192	1	0
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	108.500	02/21/2020	25	25	0	0
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	110.750	02/21/2020	4	4	0	0
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	113.500	02/21/2020	300	300	2	0
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	113.750	02/21/2020	1,940	1,940	17	15
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	114.500	02/21/2020	451	451	4	1
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	117.000	02/21/2020	131	131	1	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	137.000	02/21/2020	1,000	1,000	8	1
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	137.500	02/21/2020	2,978	2,978	26	3
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	138.000	02/21/2020	1,140	1,140	10	1
Call - CME 90-Day Eurodollar June 2022 Futures	99.750	06/13/2022	866	2,165	196	97
Call - CME 90-Day Eurodollar March 2022 Futures	99.750	03/14/2022	396	990	85	37
Total Purchased Options					$364	$157

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February 2020 Futures	$127.000	01/24/2020	714	$714	$(124)	$(67)
Put - CBOT U.S. Treasury 10-Year Note February 2020 Futures	127.500	01/24/2020	374	374	(113)	(70)
Call - CBOT U.S. Treasury 10-Year Note February 2020 Futures	130.000	01/24/2020	714	714	(308)	(56)
Call - CBOT U.S. Treasury 10-Year Note February 2020 Futures	130.500	01/24/2020	374	374	(100)	(18)
Total Written Options					$(645)	$(211)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note March Futures	03/2020	4,096 $	330,592	$(2,038)	$93	$(370)
Australia Government 10-Year Bond March Futures	03/2020	3,023	303,270	(5,832)	0	(1,591)
Euro-Bobl March Futures	03/2020	1,162	174,175	(529)	0	(469)
Euro-BTP Italy Government Bond March Futures	03/2020	10,395	1,469,596	1,588	0	(2,549)
Euro-Buxl 30-Year Bond March Futures	03/2020	534	118,827	(3,010)	0	(1,833)
Euro-OAT France Government 10-Year Bond March Futures	03/2020	11	2,008	(19)	0	(13)
Japan Government 10-Year Bond March Futures	03/2020	2	2,801	1	2	(1)
U.S. Treasury 2-Year Note March Futures	03/2020	2,927	630,769	(356)	137	0
U.S. Treasury 5-Year Note March Futures	03/2020	5,024	595,894	(2,465)	0	(118)
				$(12,660)	$232	$(6,944)

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Canada Government 10-Year Bond March Futures	03/2020	1,473 $	(155,949)	$2,309	$1,282	$0
Euro-Bund 10-Year Bond March Futures	03/2020	5,579	(1,066,920)	10,329	7,009	0
Euro-Schatz March Futures	03/2020	10,461	(1,313,105)	496	645	0
U.S. Treasury 10-Year Note March Futures	03/2020	4,092	(525,502)	(1,062)	448	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2020	693	(125,888)	4,182	801	0
United Kingdom Long Gilt March Futures	03/2020	457	(79,530)	131	483	(335)
				$16,385	$10,668	$(335)
Total Futures Contracts				$3,725	$10,900	$(7,279)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
BASF SE	(1.000)%	Quarterly	12/20/2020	0.053%	EUR	4,800	$(139)	$87	$(52)	$0	$0
Fortum Oyj	(1.000)	Quarterly	12/20/2020	0.107		1,000	(18)	8	(10)	0	0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.055		$16,500	(476)	318	(158)	0	(1)
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.082	EUR	4,900	(78)	26	(52)	0	0
							$(711)	$439	$(272)	$0	$(1)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.132%	EUR	3,200	$53	$(21)	$32	$0	$0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	0.892		4,800	12	16	28	0	(2)
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	0.994		2,500	(14)	16	2	0	0
Ryder System, Inc.	1.000	Quarterly	06/20/2022	0.299		$6,400	113	(2)	111	0	(3)
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.345	EUR	4,900	(145)	400	255	5	0
Tesco PLC	1.000	Quarterly	06/20/2022	0.338		10,675	(511)	714	203	0	(7)
Tesco PLC	1.000	Quarterly	06/20/2025	0.962		5,700	(188)	204	16	0	(12)
							$(680)	$1,327	$647	$5	$(24)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.IG-32 10-Year Index	(1.000)%	Quarterly	06/20/2029		$88,200	$7	$(1,039)	$(1,032)	$31	$0
CDX.IG-33 5-Year Index	(1.000)	Quarterly	12/20/2024		43,000	(1,011)	(120)	(1,131)	4	0
CDX.IG-33 10-Year Index	(1.000)	Quarterly	12/20/2029		565,600	1,742	(6,862)	(5,120)	224	0
iTraxx Europe Main 31 5-Year Index	(1.000)	Quarterly	06/20/2024	EUR	17,600	(542)	(15)	(557)	6	0
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029		482,900	(3,681)	(5,792)	(9,473)	297	0
iTraxx Europe Main 32 5-Year Index	(1.000)	Quarterly	12/20/2024		18,000	(537)	(31)	(568)	7	0
						$(4,022)	$(13,859)	$(17,881)	$569	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
iTraxx Crossover 32 5-Year Index	5.000%	Quarterly	12/20/2024	EUR	22,100	$3,272	$150	$3,422	$0	$(28)
INTEREST RATE SWAPS -BASIS SWAPS
								Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.117%	Quarterly	03/02/2020	$396,900	$0	$55	$55	$3	$0
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.091%	Quarterly	03/18/2022	3,162,300	(23)	338	315	125	0
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	470,800	0	76	76	6	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	06/12/2022	85,800	0	61	61	0	(3)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	06/12/2022	71,100	0	75	75	0	(2)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	374,100	28	227	255	0	(7)
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.086%	Quarterly	04/12/2023	237,000	0	55	55	1	0
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	285,300	0	62	62	0	(6)
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.088%	Quarterly	09/06/2024	61,000	20	(17)	3	0	(3)
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.105%	Quarterly	09/27/2024	269,400	0	(75)	(75)	0	(10)
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.102%	Quarterly	10/04/2024	229,600	0	(51)	(51)	0	(9)
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.088%	Quarterly	05/23/2029	134,700	0	29	29	0	(5)
					$25	$835	$860	$135	$(45)

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.905%	Quarterly	12/03/2039	GBP	29,700	$0	$176	$176	$198	$0
Receive(6)	1-Day USD-Federal Funds Rate Compounded-OIS	1.301	Annual	09/15/2021		$266,500	0	736	736	103	0
Receive(6)	1-Day USD-Federal Funds Rate Compounded-OIS	1.304	Annual	09/15/2021		358,300	0	976	976	139	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.684	Annual	04/30/2025		18,100	(1)	(1,176)	(1,177)	27	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.696	Annual	04/30/2025		18,700	0	(1,229)	(1,229)	28	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.710	Annual	04/30/2025		19,200	0	(1,278)	(1,278)	29	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.714	Annual	04/30/2025		40,900	(1)	(2,731)	(2,732)	61	0
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029	CAD	501,500	10,984	765	11,749	0	(3,169)
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		65,800	13	(2,076)	(2,063)	0	(453)
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		250,000	3,536	(8,189)	(4,653)	0	(1,779)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		156,700	502	12,317	12,819	0	(2,913)
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		15,800	0	823	823	0	(290)
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	39,600	(169)	1,335	1,166	0	(71)
Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024	SEK	135,100	312	(179)	133	0	(29)
Pay	3-Month SEK-STIBOR	1.000	Annual	06/19/2029		171,800	635	47	682	0	(111)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		$981,100	19,205	(18,632)	573	68	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2020		245,100	1,495	(3,857)	(2,362)	29	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021		235,200	855	91	946	91	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		531,700	(7,417)	(946)	(8,363)	188	0
Receive(6)	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		150,800	0	1,594	1,594	115	0
Receive(6)	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		130,050	0	1,571	1,571	73	0
Receive(6)	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		143,950	0	1,924	1,924	80	0
Receive(6)	3-Month USD-LIBOR	1.360	Semi-Annual	09/17/2024		99,200	0	1,060	1,060	62	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		159,800	968	841	1,809	173	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		412,100	(22,422)	7,280	(15,142)	446	0
Receive(6)	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		104,000	2,222	208	2,430	128	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		157,500	10,016	(15,053)	(5,037)	438	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		161,000	2,880	3,121	6,001	496	0
Receive(6)	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		321,300	(5,797)	14,275	8,478	1,019	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2030		228,600	(1,079)	(1,099)	(2,178)	655	0
Receive(6)	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		28,000	1,685	51	1,736	51	0
Receive(6)	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		40,900	(115)	(1,155)	(1,270)	470	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	03/20/2050		2,100	(9)	64	55	24	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	166,500	57	136	193	0	(17)
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027		106,900	184	339	523	0	(22)
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	264,500	0	239	239	0	(55)
Receive(6)	6-Month EUR-EURIBOR	0.500	Annual	03/18/2022	EUR	137,300	186	509	695	43	0
Receive(6)	6-Month EUR-EURIBOR	0.300	Annual	06/17/2022		394,000	110	285	395	154	0
Pay(6)	6-Month EUR-EURIBOR	0.500	Annual	03/18/2025		1,203,300	(11,734)	(16,127)	(27,861)	0	(2,775)
Pay(6)	6-Month EUR-EURIBOR	0.150	Annual	06/17/2025		166,100	(92)	(720)	(812)	0	(413)
Pay	6-Month EUR-EURIBOR	0.500	Annual	12/19/2025		300	(7)	18	11	0	(1)
Pay(6)	6-Month EUR-EURIBOR	1.310	Annual	06/19/2029		80,900	2,683	1,257	3,940	0	(272)
Pay(6)	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		872,600	(24,706)	(12,242)	(36,948)	0	(4,690)
Receive(6)	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		87,000	7,728	2,810	10,538	1,342	0
Pay(6)	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		$25,700	21	(322)	(301)	0	(144)
Pay(6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2022	GBP	353,400	(410)	58	(352)	148	0
Pay(6)	6-Month GBP-LIBOR	1.000	Semi-Annual	06/17/2025		396,500	3,265	(665)	2,600	0	(726)
Receive(6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030		115,550	1,040	3,013	4,053	892	0
Pay(6)	6-Month GBP-LIBOR	1.080	Quarterly	12/03/2039		29,700	0	(181)	(181)	0	(226)
Pay(6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050		41,300	(905)	(4,311)	(5,216)	0	(876)
Pay(6)	6-Month GBP-LIBOR	1.000	Semi-Annual	06/17/2050		21,100	(434)	(398)	(832)	0	(471)
Pay	6-Month HUF-BBR	1.500	Annual	03/20/2024	HUF	3,731,000	(142)	640	498	0	(21)
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	06/19/2021	JPY	11,360,000	64	(70)	(6)	13	0
Pay	6-Month JPY-LIBOR	0.035	Semi-Annual	11/29/2029		26,314,000	(926)	(1,121)	(2,047)	232	0
Receive	6-Month JPY-LIBOR	0.400	Semi-Annual	06/19/2039		12,100,000	217	(1,730)	(1,513)	0	(138)
Pay	6-Month JPY-LIBOR	0.500	Semi-Annual	06/19/2049		17,710,000	(803)	3,807	3,004	187	0
Pay	6-Month PLN-WIBOR	2.405	Annual	01/30/2029	PLN	33,100	0	538	538	0	(27)
Pay	28-Day MXN-TIIE	7.278	Lunar	03/22/2022	MXN	248,600	0	175	175	0	(1)
Pay	28-Day MXN-TIIE	7.317	Lunar	03/23/2022		432,400	0	315	315	0	(1)
Pay	28-Day MXN-TIIE	5.825	Lunar	01/12/2023		454,200	(2,042)	1,516	(526)	0	0
							$(8,348)	$(30,577)	$(38,925)	$8,202	$(19,691)
Total Swap Agreements							$(10,464)	$(41,685)	$(52,149)	$8,911	$(19,789)

(m)	Securities with an aggregate market value of $159,604 and cash of $19,415 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2020	CLP	27,083,079		$36,130	$664	$(563)
	01/2020	CZK	134,000		5,857	0	(54)
	01/2020	DKK	2,813,412		415,392	0	(6,925)
	01/2020	EUR	2,145,465		2,369,467	0	(38,153)
	01/2020	NZD	12,135		7,797	0	(373)
	01/2020	SEK	817		87	0	0
	01/2020		$28,657	AUD	42,206	967	0
	01/2020		12,559	EUR	11,297	120	0
	01/2020		16,649	KRW	19,788,886	482	0
	01/2020		8,104	MXN	158,955	279	0
	01/2020		4,199	NOK	37,870	114	0
	02/2020	CLP	6,079,423		$7,673	0	(417)
	02/2020	PLN	12,240		3,184	0	(42)
	02/2020		$16,722	CLP	12,989,829	563	0
	03/2020	RON	29,807	EUR	6,010	0	(190)
BPS	01/2020	BRL	202,592		$50,074	0	(289)
	01/2020	CAD	52,408		39,799	0	(562)
	01/2020	CLP	1,266,368		1,698	13	0
	01/2020	DKK	188,965		28,129	0	(236)
	01/2020	EUR	114,013		127,171	0	(774)
	01/2020	GBP	37,201		48,922	121	(485)
	01/2020	JPY	6,035,086		55,324	0	(245)
	01/2020	MXN	621,570		32,197	0	(556)
	01/2020	NOK	227,816		24,910	0	(1,041)
	01/2020	SEK	150,942		15,770	0	(352)
	01/2020		$49,038	BRL	202,592	1,324	0
	01/2020		1,032	CAD	1,356	13	0
	01/2020		71	CHF	70	1	0
	01/2020		649	CLP	505,311	23	0
	01/2020		149,697	EUR	134,216	919	0
	01/2020		125,885	GBP	95,631	814	0
	01/2020		9,937	KRW	11,822,348	293	0
	01/2020		24,351	MXN	481,095	1,033	0
	01/2020		12,243	NZD	18,729	367	0
	02/2020	CLP	6,910,406		$8,720	0	(476)
	02/2020	PEN	47,378		13,964	0	(319)
	02/2020		$31,909	TWD	952,362	8	(9)
	03/2020	RON	35,084	EUR	7,065	0	(233)
	03/2020		$87	CNH	613	1	0
	03/2020		19,653	IDR	280,215,365	480	0
	03/2020		3,201	KRW	3,794,465	88	0
	03/2020		364	THB	10,996	3	0
	05/2020		94,292	INR	6,927,633	1,666	0
	06/2020		31,539	MXN	621,570	546	0
	07/2020	BRL	206,750		$49,634	0	(1,338)
	09/2020	HKD	57,525		7,321	0	(52)
BRC	01/2020	CLP	6,612,855		8,770	0	(25)
	01/2020	EUR	14,638		16,248	0	(179)
	01/2020	JPY	7,885,195		72,107	3	(494)
	01/2020	MXN	1,005,015		52,209	0	(799)
	01/2020		$8,776	CLP	6,612,855	22	0
	01/2020		459,974	DKK	3,078,857	2,189	0
	03/2020	MYR	2,420		$578	0	(15)
	03/2020		$13	KRW	15,413	0	0
	04/2020	DKK	3,078,857		$462,896	0	(2,124)
	04/2020	INR	6,955,470		95,878	0	(547)
	06/2020		$51,095	MXN	1,005,015	782	0
	09/2020		80,569	HKD	631,858	417	0
BSH	01/2020	BRL	911,100		$229,892	3,402	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

	01/2020	MXN	795,650		40,942	0	(1,025)
	01/2020		$226,040	BRL	911,100	450	0
CBK	01/2020	AUD	6,692		$4,573	0	(124)
	01/2020	BRL	472,600		116,417	0	(1,066)
	01/2020	CLP	2,008,085		2,690	19	0
	01/2020	COP	53,757,351		16,065	0	(280)
	01/2020	DKK	132,410		19,681	0	(195)
	01/2020	ILS	20,027		5,789	0	(14)
	01/2020	JPY	163,548,302		1,506,386	911	0
	01/2020	MXN	110,600		5,731	0	(114)
	01/2020	NOK	450,945		50,066	0	(1,301)
	01/2020	PEN	100,138		29,821	0	(393)
	01/2020		$3,627	AUD	5,309	100	0
	01/2020		123,886	BRL	472,600	0	(6,403)
	01/2020		45,753	CLP	34,916,244	883	(190)
	01/2020		14,447	GBP	11,100	260	0
	01/2020		11,497	KRW	13,632,703	306	0
	01/2020		1,171	MXN	22,932	39	0
	02/2020	COP	71,035,771		$20,917	0	(658)
	02/2020	PEN	70,367		20,642	0	(559)
	02/2020		$44,879	COP	155,561,311	2,368	0
	02/2020	ZAR	11,353		$767	0	(40)
	03/2020	CNH	966,881		137,020	0	(1,638)
	03/2020	KRW	297,257,103		253,356	0	(4,320)
	03/2020	RON	35,336	EUR	7,117	0	(233)
	03/2020		$13,006	PEN	44,182	298	0
DUB	03/2020	CNH	114,617		$15,909	0	(528)
	03/2020		$59,079	CNH	422,084	1,451	0
	03/2020		42,006	IDR	600,439,466	1,134	0
FBF	01/2020	CLP	8,260,505		$11,403	414	0
	01/2020		$588	KRW	697,368	16	0
GLM	01/2020	BRL	625,727		$155,271	27	(305)
	01/2020	CLP	3,051,145		4,067	8	0
	01/2020	MXN	115,500		5,985	0	(118)
	01/2020		$157,173	BRL	625,727	3,057	(4,681)
	01/2020		7,036	CLP	5,243,659	0	(60)
	01/2020		42,945	DKK	291,230	771	0
	01/2020		1,799	GBP	1,372	19	0
	01/2020		30,185	MXN	607,932	1,850	0
	02/2020	COP	176,566		$52	0	(2)
	02/2020		$11,347	RUB	727,472	317	0
	03/2020	CNH	90,438		$12,819	0	(150)
	03/2020	EUR	6,610	RON	32,156	61	0
	03/2020		$638	CNY	4,496	6	0
	03/2020		34,986	IDR	499,466,008	899	0
	03/2020		11,753	RUB	761,861	423	0
	07/2020	BRL	80,060		$19,027	0	(711)
HUS	01/2020	AUD	11,986		8,258	0	(155)
	01/2020	BRL	33,509		8,183	0	(147)
	01/2020	CAD	49,886		37,672	0	(748)
	01/2020	CHF	86,727		87,711	0	(1,947)
	01/2020	CZK	134,000		5,856	0	(55)
	01/2020	DKK	1,013,320		151,320	0	(788)
	01/2020	EUR	11,305		12,625	0	(63)
	01/2020	GBP	63,978		83,417	0	(1,345)
	01/2020	KRW	18,400,841		15,862	0	(57)
	01/2020	NZD	18,348		12,118	0	(235)
	01/2020		$25,013	AUD	36,276	450	0
	01/2020		8,314	BRL	33,509	17	0
	01/2020		7,645	CAD	10,000	57	0
	01/2020		3,965	CLP	3,017,023	67	(19)
	01/2020		2,038	EUR	1,836	22	0
	01/2020		38,376	GBP	28,852	99	(248)
	01/2020		8,201	KRW	9,767,391	249	0
	01/2020		6,143	RUB	406,084	388	0
	01/2020		3,941	SEK	37,090	21	0
	02/2020	KRW	62,800,218		$52,900	0	(1,487)
	02/2020		$13,422	PLN	52,532	427	0
	03/2020	CNH	685,488		$96,271	0	(2,033)
	03/2020	CNY	14,018		2,000	0	(9)
	03/2020		$50,512	CNH	356,210	571	0
	03/2020		15,882	KRW	18,400,841	69	0
	03/2020		467	SGD	637	7	0
	04/2020		94,787	INR	6,955,470	1,638	0
IND	01/2020		5,510	AUD	8,040	133	0
JPM	01/2020	BRL	146,350		$35,644	0	(737)
	01/2020	CZK	17,402		754	0	(13)
	01/2020	DKK	512,890		75,945	0	(1,044)
	01/2020		$36,309	BRL	146,350	72	0
	01/2020		1,520	CAD	2,000	20	0
	01/2020		56,741	DKK	381,470	521	0
	01/2020		5,365	EUR	4,830	55	0
	01/2020		5,551	JPY	601,800	0	(11)
	01/2020		27,825	MXN	559,185	1,668	0
	02/2020	PLN	86,327		$22,517	0	(239)
	02/2020		$9,722	PLN	38,184	344	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

	05/2020	INR	3,460,843		$48,027	89	0
MEI	02/2020		$3,998	PLN	15,310	38	0
MYI	01/2020	AUD	18,416		$12,648	0	(279)
	01/2020	CHF	13,472		13,535	0	(389)
	01/2020	DKK	322,295		48,136	0	(243)
	01/2020	NZD	51,923		34,388	0	(568)
	01/2020	SEK	1,637		173	0	(2)
	01/2020		$9,521	AUD	14,028	325	0
	01/2020		54,868	CAD	72,842	1,231	0
	01/2020		59,291	JPY	6,441,744	37	(19)
	01/2020		58,613	NOK	528,131	1,546	0
	03/2020	RON	35,393	EUR	7,124	0	(239)
	03/2020		$15,049	RUB	977,880	580	0
	06/2021		805	EUR	630	0	(75)
RBC	02/2020		937	COP	3,172,025	27	0
RYL	01/2020		3,771	CLP	2,959,858	166	0
	01/2020		181,964	DKK	1,219,691	1,122	0
	01/2020		107,073	EUR	96,460	1,173	0
	01/2020		744	SEK	7,000	3	0
	02/2020	COP	33,784,533		$9,963	0	(298)
	03/2020	CNH	2,408,376		336,056	0	(9,323)
	03/2020	EUR	9,528	RON	46,232	61	0
	03/2020	RON	10,442	EUR	2,105	0	(67)
	04/2020	DKK	1,060,276		$159,110	0	(1,030)
SCX	01/2020	EUR	22,516		25,027	0	(245)
	01/2020	GBP	340,366		438,599	0	(12,342)
	01/2020	JPY	155,000		1,430	3	0
	01/2020	NOK	56,423		6,149	0	(278)
	01/2020		$37,620	AUD	55,105	1,060	0
	01/2020		12,887	CHF	12,706	248	0
	01/2020		25,168	NZD	38,664	863	0
	01/2020		12,647	SEK	120,278	201	0
	02/2020	PLN	1,396		$360	0	(8)
	03/2020	TWD	951,174		31,373	0	(608)
	09/2020	HKD	581,770		74,026	0	(540)
SOG	01/2020		$21,737	RUB	1,425,329	1,186	0
	02/2020	PLN	137,371		$35,762	0	(451)
SSB	01/2020	BRL	617,474		152,162	0	(1,335)
	01/2020	CAD	14,119		10,836	0	(37)
	01/2020	JPY	340,392		3,115	0	(19)
	01/2020		$125,741	BRL	531,648	6,422	0
	01/2020		7,059	NZD	10,742	172	0
	02/2020	BRL	10,779		$2,656	0	(21)
	02/2020		$151,973	BRL	617,474	1,384	0
	03/2020	CNY	2,567,079		$364,029	0	(3,892)
	03/2020		$36,989	CNY	265,406	1,050	0
	04/2020		5,044	DKK	33,710	48	0
	05/2020	INR	3,466,790		$48,224	203	0
TOR	01/2020	CLP	15,379,415		20,330	43	(169)
	01/2020		$36,200	CAD	48,036	794	0
	01/2020		27,505	CLP	21,024,719	517	(54)
UAG	01/2020	AUD	6,643		$4,595	0	(68)
	01/2020	CAD	245,069		184,124	0	(4,612)
	01/2020	JPY	27,385,800		250,772	0	(1,317)
	01/2020	NZD	12,135		7,803	0	(367)
	03/2020	CNH	1,382		196	0	(2)
	03/2020	EUR	13,634	RON	66,362	136	0
Total Forward Foreign Currency Contracts						$61,427	$(133,252)
PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
HUS	Put - OTC EUR versus NOK	NOK	9.900	01/20/2020	58,191	$109	$527
	Put - OTC USD versus CNH	CNH	6.900	03/06/2020	375,058	1,142	1,257
						$1,251	$1,784

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.175%	09/15/2021	42,300	$1,747	$2,733
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.779	08/19/2020	45,700	2,399	4,210
FBF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.733	08/26/2021	40,900	3,023	4,957
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.005	06/08/2020	40,000	1,600	1,964

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.984	06/09/2020	19,700	755	1,029
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.752	08/23/2021	37,100	2,750	4,388
						$12,274	$19,281
Total Purchased Options						$13,525	$21,065

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475%	02/19/2020	29,400	$(13)	$(48)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.725	02/19/2020	29,400	(21)	(5)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	43,000	(27)	(37)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	15,900	(12)	(24)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	43,000	(48)	(13)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	15,900	(19)	(3)
BPS	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	25,000	(33)	0
	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475	02/19/2020	23,000	(11)	(37)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.800	02/19/2020	23,000	(13)	(3)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	11,700	(7)	(23)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	11,700	(16)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	02/19/2020	19,400	(11)	(26)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	10,000	(5)	(22)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	30,200	(44)	(3)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	23,800	(37)	(2)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	28,500	(23)	(44)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	29,200	(37)	(5)
BRC	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	13,100	(8)	(29)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	13,100	(26)	(1)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	60,000	(31)	(51)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	60,000	(71)	(18)
CBK	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	24,400	(32)	0
	Put - OTC CDX.IG-33 5-Year Index	Sell	1.000	01/15/2020	36,500	(31)	0
CKL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	22,100	(16)	(49)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.850	02/19/2020	22,100	(26)	(2)
DBL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	29,200	(16)	(57)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	29,200	(43)	(1)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	02/19/2020	16,000	(6)	(11)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	02/19/2020	16,000	(14)	(2)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	14,800	(11)	(23)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	14,100	(21)	(3)
FBF	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	26,000	(29)	0
GST	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	29,400	(25)	(45)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	29,400	(30)	(6)
JLN	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	16,400	(10)	(14)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	16,400	(18)	(5)
JPM	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	16,100	(15)	(25)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	16,100	(18)	(3)
MEI	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	12,000	(8)	(27)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	12,000	(15)	(1)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	17,400	(14)	(27)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	17,400	(20)	(3)
						$(931)	$(698)

FOREIGN CURRENCY OPTIONS
Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC GBP versus USD		$1.285	01/17/2020	48,280	$(385)	$(35)
	Put - OTC GBP versus USD		1.283	01/24/2020	47,525	(383)	(54)
HUS	Call - OTC USD versus CNH	CNH	7.140	03/06/2020	187,529	(1,156)	(374)
SCX	Put - OTC USD versus CNH		6.950	01/15/2020	59,069	(155)	(161)
	Call - OTC USD versus CNH		7.080	01/15/2020	59,069	(172)	(23)
						$(2,251)	$(647)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	6,300	$(81)	$0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.570%	02/25/2020	342,800	$(767)	$(212)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.570	02/25/2020	342,800	(767)	(888)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.880	09/15/2021	352,000	(1,747)	(2,585)
DUB	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.456	08/19/2020	380,100	(2,398)	(3,527)
FBF	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.399	08/26/2021	340,200	(3,021)	(5,004)
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.540	02/24/2020	279,200	(646)	(131)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.540	02/24/2020	279,200	(646)	(848)
MYC	Put - OTC 1-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Pay	1.600	06/08/2020	960,000	(1,600)	(1,778)
	Put - OTC 1-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Pay	1.600	06/09/2020	472,800	(755)	(867)
	Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	0.047	06/29/2020	19,039,000	(63)	(250)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.448	08/23/2021	308,600	(2,749)	(4,262)
							$(15,159)	$(20,352)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor (2)	0.000%	3-Month USD-LIBOR	10/07/2022	216,500	$(223)	$(99)
	Call - OTC 1-Year Interest Rate Floor (2)	0.000	3-Month USD-LIBOR	10/11/2022	99,000	(98)	(46)
						$(321)	$(145)
Total Written Options						$(18,743)	$(21,842)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
									Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.085%	$4,500	$(156)	$54	$0	$(102)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.085	16,740	(598)	218	0	(380)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.141	14,700	(363)	(71)	0	(434)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.189	29,700	(566)	(264)	0	(830)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.085	26,260	(909)	312	0	(597)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.141	47,500	(1,188)	(216)	0	(1,404)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.085	25,300	(898)	323	0	(575)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.189	11,800	(228)	(102)	0	(330)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.085	31,100	(1,092)	385	0	(707)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.141	27,200	(678)	(126)	0	(804)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.141	13,100	(314)	(73)	0	(387)
							$(6,990)	$440	$0	$(6,550)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(4)
									Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	South Africa Government International Bond	1.000%	Quarterly	06/20/2023	1.229%	$2,100	$(105)	$90	$0	$(15)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

CBK	South Africa Government International Bond	1.000	Quarterly	06/20/2023	1.229	1,900	(96)	82	0	(14)
GST	South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.501	17,200	(761)	404	0	(357)
JPM	South Africa Government International Bond	1.000	Quarterly	06/20/2023	1.229	2,300	(129)	112	0	(17)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.345	200	(12)	10	0	(2)
							$(1,103)	$698	$0	$(405)

CROSS-CURRENCY SWAPS
										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)		Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/(Depreciation)	Asset	Liability
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	AUD	87,700	$60,513	$13	$1,156	$1,169	$0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.172% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/23/2030	EUR	72,900	81,648	(364)	411	47	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	AUD	86,300	59,547	(319)	1,476	1,157	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.181% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	02/18/2030	EUR	32,900	36,190	26	622	648	0
MYI	Floating rate equal to 3-Month EUR-EURIBOR less 0.162% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/18/2030		34,800	38,906	(219)	359	140	0
								$(863)	$4,024	$3,161	$0

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year ILS-TELBOR	1.780%	Annual	05/01/2029	ILS	25,300	$0	$709	$709	$0
BPS	Pay	1-Year ILS-TELBOR	1.180	Annual	01/30/2024		108,600	0	1,439	1,439	0
CBK	Pay	1-Year ILS-TELBOR	1.755	Annual	04/29/2029		40,600	0	1,111	1,111	0
GLM	Pay	1-Year ILS-TELBOR	1.780	Annual	04/22/2029		38,200	0	1,075	1,075	0
	Pay	1-Year ILS-TELBOR	1.779	Annual	04/30/2029		36,700	0	1,029	1,029	0
JPM	Pay	1-Year ILS-TELBOR	1.775	Annual	04/25/2029		87,100	20	2,415	2,435	0
								$20	$7,778	$7,798	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.908% (3-Month USD-LIBOR)	Maturity	03/20/2020	$40,000	$243	$(3,427)	$0	$(3,184)
FBF	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.908% (3-Month USD-LIBOR)	Maturity	03/20/2020	73,100	215	(1,832)	0	(1,617)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

GST	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.908% (3-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2020	39,900	203	(318)	0	(115)
	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.908% (3-Month USD-LIBOR)	Maturity	03/20/2020	118,800	224	(1,901)	0	(1,677)
MYC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.908% (3-Month USD-LIBOR)	Maturity	03/20/2020	73,300	215	(1,669)	0	(1,454)
								$1,100	$(9,147)	$0	$(8,047)
Total Swap Agreements								$(7,836)	$3,793	$10,959	$(15,002)

(o)	Securities with an aggregate market value of $86,713 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	The underlying instrument has a forward starting effective date.
(3)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(7)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$6,156	$0	$6,156
Australia
Asset-Backed Securities	0	4,533	0	4,533
Corporate Bonds & Notes	0	2,039	0	2,039
Non-Agency Mortgage-Backed Securities	0	22,206	0	22,206
Sovereign Issues	0	7,380	0	7,380
Brazil
Corporate Bonds & Notes	0	41,521	0	41,521
Loan Participations and Assignments	0	0	6,047	6,047
Sovereign Issues	0	69,844	0	69,844
Canada
Corporate Bonds & Notes	0	100,654	0	100,654
Non-Agency Mortgage-Backed Securities	0	25,179	0	25,179
Sovereign Issues	0	89,843	0	89,843
Cayman Islands
Asset-Backed Securities	0	287,073	0	287,073
Corporate Bonds & Notes	0	71,464	0	71,464
China
Sovereign Issues	0	799,425	0	799,425
Denmark
Corporate Bonds & Notes	0	618,166	0	618,166
France
Corporate Bonds & Notes	0	61,424	0	61,424
Sovereign Issues	0	289,704	0	289,704
Germany
Corporate Bonds & Notes	0	174,519	0	174,519
Guernsey, Channel Islands
Corporate Bonds & Notes	0	17,588	0	17,588
Hong Kong
Corporate Bonds & Notes	0	6,384	0	6,384
India
Corporate Bonds & Notes	0	21,071	0	21,071
Indonesia
Corporate Bonds & Notes	0	1,304	0	1,304
Sovereign Issues	0	17,367	0	17,367
Ireland
Asset-Backed Securities	0	115,613	0	115,613
Corporate Bonds & Notes	0	22,509	0	22,509
Non-Agency Mortgage-Backed Securities	0	3,033	0	3,033
Sovereign Issues	0	32,184	0	32,184
Israel
Sovereign Issues	0	14,845	0	14,845
Italy
Corporate Bonds & Notes	0	101,693	0	101,693
Sovereign Issues	0	638,270	0	638,270
Japan
Corporate Bonds & Notes	0	173,030	0	173,030
Sovereign Issues	0	1,788,924	0	1,788,924
Jersey, Channel Islands
Corporate Bonds & Notes	0	781	0	781
Kuwait
Sovereign Issues	0	65,158	0	65,158
Lithuania
Sovereign Issues	0	34,629	0	34,629
Luxembourg
Corporate Bonds & Notes	0	31,977	0	31,977
Netherlands
Asset-Backed Securities	0	48,002	0	48,002
Corporate Bonds & Notes	0	183,717	0	183,717
Preferred Securities	0	3,576	0	3,576
Norway
Corporate Bonds & Notes	0	29,899	0	29,899
Peru
Sovereign Issues	0	91,118	0	91,118
Poland
Corporate Bonds & Notes	0	3,953	0	3,953
Sovereign Issues	0	33,705	0	33,705
Qatar
Corporate Bonds & Notes	0	2,644	0	2,644
Loan Participations and Assignments	0	0	47,996	47,996
Sovereign Issues	0	149,539	0	149,539
Russia
Sovereign Issues	0	28,940	0	28,940
Saudi Arabia
Corporate Bonds & Notes	0	10,010	0	10,010
Sovereign Issues	0	152,397	0	152,397
Singapore
Corporate Bonds & Notes	0	38,761	0	38,761
Slovenia
Sovereign Issues	0	22,414	0	22,414
South Africa
Sovereign Issues	0	10,827	0	10,827
South Korea
Sovereign Issues	0	258,933	0	258,933

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

Spain
Corporate Bonds & Notes	0	11,321	0	11,321
Preferred Securities	0	16,105	0	16,105
Sovereign Issues	0	612,380	0	612,380
Supranational
Corporate Bonds & Notes	0	36,095	0	36,095
Sweden
Corporate Bonds & Notes	0	33,748	0	33,748
Switzerland
Corporate Bonds & Notes	0	85,527	0	85,527
Sovereign Issues	0	11,848	0	11,848
United Arab Emirates
Corporate Bonds & Notes	0	10,002	0	10,002
Sovereign Issues	0	21,647	0	21,647
United Kingdom
Corporate Bonds & Notes	0	856,935	0	856,935
Non-Agency Mortgage-Backed Securities	0	493,659	0	493,659
Preferred Securities	0	4,239	0	4,239
Sovereign Issues	0	120,264	0	120,264
United States
Asset-Backed Securities	0	486,550	0	486,550
Corporate Bonds & Notes	0	943,814	0	943,814
Loan Participations and Assignments	0	23,563	0	23,563
Municipal Bonds & Notes	0	15,568	0	15,568
Non-Agency Mortgage-Backed Securities	0	378,215	0	378,215
Preferred Securities	0	14,625	0	14,625
U.S. Government Agencies	0	3,807,031	0	3,807,031
U.S. Treasury Obligations	0	803,860	0	803,860
Short-Term Instruments
Repurchase Agreements	0	27,997	0	27,997
Argentina Treasury Bills	0	339	0	339
Czech Republic Treasury Bills	0	11,820	0	11,820
Japan Treasury Bills	0	57,333	0	57,333
Mexico Treasury Bills	0	53,867	0	53,867
U.S. Treasury Bills	0	36,377	0	36,377
	$0	$15,800,654	$54,043	$15,854,697
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$799,745	$0	$0	$799,745
Total Investments	$799,745	$15,800,654	$54,043	$16,654,442
Short Sales, at Value - Liabilities
Canada
Sovereign Issues	0	(149,766)	0	(149,766)
United States
U.S. Government Agencies	0	(93,984)	0	(93,984)
	$0	$(243,750)	$0	$(243,750)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	11,034	8,934	0	19,968
Over the counter	0	93,451	0	93,451
	$11,034	$102,385	$0	$113,419
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(7,279)	(20,000)	0	(27,279)
Over the counter	0	(170,096)	0	(170,096)
	$(7,279)	$(190,096)	$0	$(197,375)
Total Financial Derivative Instruments	$3,755	$(87,711)	$0	$(83,956)
Totals	$803,500	$15,469,193	$54,043	$16,326,736

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO International Bond Fund (Unhedged)	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 129.9% ¤
ARGENTINA 0.1%
SOVEREIGN ISSUES 0.1%
Argentina Government International Bond
3.375% due 01/15/2023	EUR	600	$307
42.836% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	20,340	181
56.589% (ARLLMONP) due 06/21/2020 ~(a)		41,340	374
Autonomous City of Buenos Aires Argentina 51.313% (BADLARPP + 5.000%) due 01/23/2022 ~(a)		340	4
Total Argentina (Cost $3,201)			866
AUSTRALIA 0.7%
ASSET-BACKED SECURITIES 0.0%
Driver Australia Trust 1.788% due 07/21/2026	AUD	971	681
CORPORATE BONDS & NOTES 0.3%
Volkswagen Financial Services Australia Pty. Ltd. 2.950% due 06/22/2020		6,300	4,447
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Pepper Residential Securities Trust 2.666% due 03/12/2061 ●		$2,771	2,770
RESIMAC Bastille Trust 2.634% due 09/05/2057 ●		2,893	2,893
			5,663
Total Australia (Cost $11,042)			10,791
BRAZIL 0.4%
CORPORATE BONDS & NOTES 0.3%
Petrobras Global Finance BV
5.093% due 01/15/2030		$3,527	3,784
7.250% due 03/17/2044		700	851
			4,635
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		1,000	1,008
Total Brazil (Cost $5,389)			5,643
CANADA 1.4%
CORPORATE BONDS & NOTES 0.8%
Enbridge, Inc.
2.594% (US0003M + 0.700%) due 06/15/2020 ~		$900	902
2.900% due 07/15/2022		1,400	1,426
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,400	1,699
HSBC Bank Canada
1.650% due 09/10/2022		$3,600	3,575
3.300% due 11/28/2021		3,000	3,077
			10,679
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Canadian Mortgage Pools
2.065% (CDOR01 + 0.100%) due 06/01/2020 ~	CAD	881	678
2.265% (CDOR01 + 0.300%) due 07/01/2020 - 08/01/2020 ~		3,153	2,431
Real Estate Asset Liquidity Trust 3.072% due 08/12/2053		1,057	825

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

			3,934
SOVEREIGN ISSUES 0.3%
Canada Government Real Return Bond 1.500% due 12/01/2044 (f)		1,300	1,260
Province of Quebec 5.000% due 12/01/2038		3,200	3,385
			4,645
Total Canada (Cost $19,075)			19,258
CAYMAN ISLANDS 2.9%
ASSET-BACKED SECURITIES 2.2%
Bowman Park CLO Ltd. 3.090% due 11/23/2025 ●		$1,701	1,702
Cent CLO Ltd. 3.071% due 10/15/2026 ●		3,300	3,296
Dryden Senior Loan Fund 2.886% due 10/15/2027 ●		3,200	3,195
Evans Grove CLO Ltd. 2.834% due 05/28/2028 ●		800	795
Figueroa CLO Ltd. 2.901% due 01/15/2027 ●		2,045	2,045
Jamestown CLO Ltd.
2.691% due 07/15/2026 ●		892	892
3.222% due 01/17/2027 ●		2,614	2,614
JMP Credit Advisors CLO Ltd. 2.852% due 01/17/2028 ●		3,400	3,387
Mountain View CLO Ltd.
2.801% due 10/15/2026 ●		539	539
2.821% due 10/13/2027 ●		3,300	3,291
Octagon Investment Partners Ltd. 3.101% due 04/15/2026 ●		719	719
Staniford Street CLO Ltd. 3.074% due 06/15/2025 ●		462	463
Sudbury Mill CLO Ltd. 3.152% due 01/17/2026 ●		3,461	3,464
Venture CDO Ltd. 2.881% due 04/15/2027 ●		700	697
WhiteHorse Ltd. 2.932% due 04/17/2027 ●		538	538
Zais CLO Ltd. 3.151% due 04/15/2028 ●		3,400	3,401
			31,038
CORPORATE BONDS & NOTES 0.7%
Ambac LSNI LLC 6.945% due 02/12/2023 ●		0	1
KSA Sukuk Ltd. 2.894% due 04/20/2022		1,200	1,221
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		1,000	1,068
QNB Finance Ltd. 3.264% (US0003M + 1.350%) due 05/31/2021 ~		4,300	4,331
Sands China Ltd.
4.600% due 08/08/2023		500	529
5.125% due 08/08/2025		600	660
5.400% due 08/08/2028		1,500	1,695
Tencent Holdings Ltd. 3.595% due 01/19/2028		300	313
			9,818
Total Cayman Islands (Cost $40,553)			40,856
CHINA 6.1%
SOVEREIGN ISSUES 6.1%
China Development Bank
3.050% due 08/25/2026	CNY	23,400	3,269
3.180% due 04/05/2026		41,100	5,797
3.680% due 02/26/2026		220,400	32,026
3.740% due 09/10/2025		10,300	1,503
3.800% due 01/25/2036		7,000	991
4.040% due 04/10/2027		66,300	9,791
4.040% due 07/06/2028		7,800	1,149
4.150% due 10/26/2025		6,300	939
4.240% due 08/24/2027		130,200	19,456
4.880% due 02/09/2028		59,300	9,230
China Government Bond
2.740% due 08/04/2026		1,800	253

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

2.950% due 06/16/2023		5,300	768
3.220% due 12/06/2025		5,300	771
4.400% due 12/12/2046		1,500	245
Total China (Cost $86,138)			86,188
DENMARK 5.1%
CORPORATE BONDS & NOTES 5.1%
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	128,489	18,958
1.500% due 10/01/2037		6,484	1,008
1.500% due 10/01/2050		26,210	4,004
2.000% due 10/01/2047		5,305	829
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		55,971	8,233
1.500% due 10/01/2037		1,238	192
1.500% due 10/01/2050		17,951	2,749
2.000% due 10/01/2050		17,773	2,764
2.500% due 10/01/2047		38	6
Nykredit Realkredit A/S
1.000% due 10/01/2050		135,599	19,835
1.500% due 10/01/2037		9,682	1,503
1.500% due 10/01/2050		75,572	11,541
2.000% due 10/01/2050		7,526	1,173
2.500% due 10/01/2036		332	53
2.500% due 10/01/2047		51	8
Realkredit Danmark A/S
2.500% due 07/01/2047		33	5
Total Denmark (Cost $72,403)			72,861
FRANCE 3.1%
CORPORATE BONDS & NOTES 0.8%
Altice France S.A. 7.375% due 05/01/2026		$2,200	2,366
BNP Paribas S.A. 3.375% due 01/23/2026	GBP	1,200	1,735
Credit Agricole S.A.
2.375% due 01/22/2025		$1,600	1,598
2.956% (US0003M + 1.020%) due 04/24/2023 ~		900	910
3.750% due 04/24/2023		1,550	1,621
Danone S.A. 2.077% due 11/02/2021		3,500	3,504
			11,734
SOVEREIGN ISSUES 2.3%
France Government International Bond
1.500% due 05/25/2050	EUR	2,000	2,587
2.000% due 05/25/2048 (j)		14,900	21,501
3.250% due 05/25/2045		5,000	8,792
			32,880
Total France (Cost $37,327)			44,614
GERMANY 1.3%
CORPORATE BONDS & NOTES 1.3%
Deutsche Bank AG
2.768% (US0003M + 0.815%) due 01/22/2021 ~		$3,300	3,287
3.150% due 01/22/2021		1,800	1,808
3.192% (US0003M + 1.290%) due 02/04/2021 ~		1,300	1,303
3.961% due 11/26/2025 ●		3,000	3,066
4.250% due 10/14/2021		5,600	5,760
Hamburg Commercial Bank AG 0.250% due 11/19/2020	EUR	300	338
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (b)		800	952
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		$1,800	1,913
Total Germany (Cost $18,001)			18,427
GUERNSEY, CHANNEL ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 06/09/2023		$1,200	1,256

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

Total Guernsey, Channel Islands (Cost $1,198)			1,256
HONG KONG 0.1%
CORPORATE BONDS & NOTES 0.1%
AIA Group Ltd. 3.900% due 04/06/2028		$900	964
Poly Real Estate Finance Ltd. 3.950% due 02/05/2023		700	718
Total Hong Kong (Cost $1,584)			1,682
INDIA 0.2%
CORPORATE BONDS & NOTES 0.2%
ICICI Bank Ltd. 3.500% due 03/18/2020		$800	802
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		1,400	1,439
Total India (Cost $2,220)			2,241
INDONESIA 0.1%
CORPORATE BONDS & NOTES 0.0%
Indonesia Asahan Aluminium Persero PT 5.230% due 11/15/2021		$600	630
SOVEREIGN ISSUES 0.1%
Indonesia Government International Bond 2.625% due 06/14/2023	EUR	1,000	1,204
Total Indonesia (Cost $1,803)			1,834
IRELAND 1.1%
ASSET-BACKED SECURITIES 0.9%
Arbour CLO DAC 0.870% due 01/15/2030 ●	EUR	2,500	2,806
Black Diamond CLO Designated Activity Co. 0.650% due 10/03/2029 ●		2,300	2,575
Carlyle Global Market Strategies Euro CLO DAC 0.870% due 01/18/2030 ●		3,000	3,369
CVC Cordatus Loan Fund Ltd. 0.970% due 04/22/2030 ●		250	280
Toro European CLO DAC 0.900% due 10/15/2030 ●		3,400	3,819
			12,849
CORPORATE BONDS & NOTES 0.2%
AerCap Ireland Capital DAC 4.625% due 10/30/2020		$300	306
AIB Group PLC 4.750% due 10/12/2023		500	537
GE Capital European Funding Unlimited Co. 0.000% due 01/21/2020 ●	EUR	300	337
Shire Acquisitions Investments Ireland DAC 2.400% due 09/23/2021		$500	503
SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022		700	712
			2,395
Total Ireland (Cost $15,334)			15,244
ISRAEL 0.2%
SOVEREIGN ISSUES 0.2%
Israel Government International Bond
3.250% due 01/17/2028		$1,000	1,076
4.125% due 01/17/2048		900	1,045
Total Israel (Cost $1,886)			2,121
ITALY 4.0%
CORPORATE BONDS & NOTES 0.9%
Banca Carige SpA
1.092% (EUR003M + 1.500%) due 05/25/2060 ~	EUR	4,000	4,501
1.298% (EUR003M + 1.700%) due 10/25/2021 ~		4,200	4,776

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

UniCredit SpA 7.830% due 12/04/2023		$2,900	3,384
			12,661
SOVEREIGN ISSUES 3.1%
Italy Buoni Poliennali Del Tesoro
1.350% due 04/01/2030	EUR	4,600	5,133
1.750% due 07/01/2024		10,000	11,814
2.450% due 10/01/2023		150	181
2.450% due 09/01/2033		1,600	1,955
2.500% due 11/15/2025 (j)		4,500	5,535
2.950% due 09/01/2038		2,200	2,801
3.000% due 08/01/2029		9,850	12,743
3.850% due 09/01/2049		2,600	3,785
			43,947
Total Italy (Cost $54,492)			56,608
JAPAN 14.9%
CORPORATE BONDS & NOTES 1.4%
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021		$1,900	1,896
2.362% due 05/28/2021		200	200
2.431% (US0003M + 0.540%) due 08/04/2020 ~		6,600	6,609
Japan Tobacco, Inc. 2.000% due 04/13/2021		1,000	998
Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 ●		500	566
Mitsubishi UFJ Financial Group, Inc. 2.950% due 03/01/2021		690	697
Mizuho Financial Group, Inc.
2.768% (US0003M + 0.880%) due 09/11/2022 ~		4,200	4,237
2.888% (US0003M + 1.000%) due 09/11/2024 ~		800	809
3.922% due 09/11/2024 ●		1,300	1,366
ORIX Corp. 3.250% due 12/04/2024		400	417
Sumitomo Mitsui Financial Group, Inc.
2.934% due 03/09/2021		1,000	1,012
3.565% (US0003M + 1.680%) due 03/09/2021 ~		1,200	1,220
			20,027
SOVEREIGN ISSUES 13.5%
Japan Bank for International Cooperation
1.750% due 10/17/2024		700	690
3.250% due 07/20/2023		1,700	1,775
3.375% due 10/31/2023		500	526
Japan Finance Organization for Municipalities 3.375% due 09/27/2023		1,000	1,049
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	1,102,818	10,444
0.100% due 03/20/2029		2,320,000	21,638
0.100% due 06/20/2029		650,000	6,059
0.500% due 09/20/2046		274,000	2,605
0.500% due 03/20/2049		2,015,000	19,030
0.700% due 12/20/2048		1,850,000	18,423
1.400% due 09/20/2034		9,750,000	106,329
1.600% due 03/20/2033		2,000	22
Tokyo Metropolitan Government 2.500% due 06/08/2022		$2,800	2,833
			191,423
Total Japan (Cost $189,039)			211,450
JERSEY, CHANNEL ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
AA Bond Co. Ltd. 4.249% due 07/31/2043	GBP	500	672
Heathrow Funding Ltd. 4.875% due 07/15/2023		$500	521
Total Jersey, Channel Islands (Cost $1,264)			1,193
KUWAIT 0.6%
SOVEREIGN ISSUES 0.6%
Kuwait International Government Bond
2.750% due 03/20/2022		$500	508
3.500% due 03/20/2027		7,200	7,751

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

Total Kuwait (Cost $7,645)			8,259
LITHUANIA 0.3%
SOVEREIGN ISSUES 0.3%
Lithuania Government International Bond
1.100% due 04/26/2027	EUR	1,800	2,142
6.125% due 03/09/2021		$2,100	2,204
Total Lithuania (Cost $4,301)			4,346
LUXEMBOURG 0.3%
CORPORATE BONDS & NOTES 0.3%
Allergan Funding SCS 1.500% due 11/15/2023	EUR	300	354
Blackstone Property Partners Europe Holdings SARL 1.400% due 07/06/2022		1,000	1,150
Emerald Bay S.A. 0.000% due 10/08/2020 (d)		1,000	1,098
NORD/LB Luxembourg S.A. Covered Bond Bank
0.250% due 03/10/2020		300	337
2.875% due 02/16/2021		$1,800	1,817
Total Luxembourg (Cost $4,827)			4,756
NETHERLANDS 2.0%
ASSET-BACKED SECURITIES 0.7%
Accunia European CLO BV 0.950% due 07/15/2030 ●	EUR	800	896
Babson Euro CLO BV 0.418% due 10/25/2029 ●		1,150	1,288
Dryden Euro CLO BV 0.880% due 01/15/2030 ●		3,000	3,367
Ozlme BV 0.820% due 01/18/2030 ●		3,450	3,870
			9,421
CORPORATE BONDS & NOTES 1.2%
BNG Bank NV 4.750% due 03/06/2023	AUD	3,000	2,327
British Transco International Finance BV 0.000% due 11/04/2021 (d)		$2,300	2,210
Cooperatieve Rabobank UA
3.125% due 04/26/2021		800	813
5.500% due 06/29/2020 ●(g)(h)	EUR	1,100	1,265
6.625% due 06/29/2021 ●(g)(h)		1,000	1,220
6.875% due 03/19/2020 (h)		1,300	1,480
Enel Finance International NV
2.650% due 09/10/2024		$2,700	2,710
2.875% due 05/25/2022		800	810
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021		1,200	1,200
NXP BV 4.625% due 06/01/2023		2,400	2,566
Vonovia Finance BV 5.000% due 10/02/2023		500	538
			17,139
		SHARES
PREFERRED SECURITIES 0.1%
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (g)		500,000	715
Total Netherlands (Cost $26,851)			27,275
		PRINCIPAL AMOUNT (000s)
NORWAY 0.3%
CORPORATE BONDS & NOTES 0.2%
DNB Boligkreditt A/S 3.250% due 06/28/2023		1,100	1,144

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

Sparebanken Soer Boligkreditt A/S 0.250% due 03/22/2021	EUR	1,500	1,694
			2,838
SOVEREIGN ISSUES 0.1%
Kommunalbanken A/S 4.500% due 07/18/2022	AUD	1,900	1,441
Total Norway (Cost $4,766)			4,279
PERU 0.7%
SOVEREIGN ISSUES 0.7%
Peru Government International Bond
5.350% due 08/12/2040	PEN	3,300	1,004
5.940% due 02/12/2029		1,700	579
6.350% due 08/12/2028		19,100	6,693
6.950% due 08/12/2031		4,700	1,714
Total Peru (Cost $9,204)			9,990
POLAND 0.3%
CORPORATE BONDS & NOTES 0.0%
PKO Bank Hipoteczny S.A. 0.250% due 11/23/2021	EUR	400	452
SOVEREIGN ISSUES 0.3%
Poland Government International Bond
2.250% due 04/25/2022	PLN	16,600	4,442
3.250% due 07/25/2025		300	85
			4,527
Total Poland (Cost $4,721)			4,979
QATAR 2.0%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Qatar National Bank SAQ 2.799% (LIBOR03M + 0.900%) due 12/22/2020 «~		$7,000	7,014
SOVEREIGN ISSUES 1.5%
Qatar Government International Bond
3.875% due 04/23/2023		10,400	10,995
4.000% due 03/14/2029		3,900	4,360
4.500% due 01/20/2022		300	315
4.500% due 04/23/2028		4,800	5,509
			21,179
Total Qatar (Cost $26,360)			28,193
RUSSIA 0.2%
SOVEREIGN ISSUES 0.2%
Russia Government International Bond 7.650% due 04/10/2030	RUB	172,100	3,060
Total Russia (Cost $2,677)			3,060
SAUDI ARABIA 1.0%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co. 2.750% due 04/16/2022		$1,100	1,112
SOVEREIGN ISSUES 0.9%
Saudi Government International Bond
2.375% due 10/26/2021		4,300	4,320
2.875% due 03/04/2023		1,300	1,325
3.250% due 10/26/2026		1,000	1,037
3.625% due 03/04/2028		1,500	1,587
4.000% due 04/17/2025		3,700	3,996

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

4.375% due 04/16/2029		1,000	1,124
			13,389
Total Saudi Arabia (Cost $13,825)			14,501
SINGAPORE 0.5%
CORPORATE BONDS & NOTES 0.5%
BOC Aviation Ltd.
2.375% due 09/15/2021		$400	399
2.750% due 09/18/2022		300	301
2.952% (US0003M + 1.050%) due 05/02/2021 ~		300	302
3.500% due 09/18/2027		600	616
Clifford Capital Pte. Ltd. 3.380% due 03/07/2028		1,500	1,601
DBS Bank Ltd. 3.300% due 11/27/2021		1,000	1,027
Oversea-Chinese Banking Corp. Ltd. 2.354% (US0003M + 0.450%) due 05/17/2021 ~		1,700	1,703
PSA Treasury Pte. Ltd. 2.500% due 04/12/2026		1,000	1,008
Total Singapore (Cost $6,708)			6,957
SLOVENIA 0.4%
SOVEREIGN ISSUES 0.4%
Slovenia Government International Bond 5.250% due 02/18/2024		$5,177	5,855
Total Slovenia (Cost $5,282)			5,855
SOUTH AFRICA 0.1%
SOVEREIGN ISSUES 0.1%
South Africa Government International Bond 4.850% due 09/30/2029		$1,100	1,103
Total South Africa (Cost $1,100)			1,103
SOUTH KOREA 1.9%
SOVEREIGN ISSUES 1.9%
Korea Government International Bond
2.125% due 06/10/2027	KRW	3,015,000	2,698
2.375% due 12/10/2027		3,370,000	3,071
2.375% due 12/10/2028		12,640,000	11,558
2.625% due 06/10/2028		6,030,000	5,608
5.500% due 03/10/2028		3,370,000	3,777
Korea Hydro & Nuclear Power Co. Ltd. 3.750% due 07/25/2023		$500	525
Total South Korea (Cost $27,304)			27,237
SPAIN 5.8%
CORPORATE BONDS & NOTES 0.4%
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 ●(g)(h)	EUR	1,200	1,473
Banco Santander S.A. 3.848% due 04/12/2023		$600	626
Merlin Properties Socimi S.A. 2.225% due 04/25/2023	EUR	600	713
Telefonica Emisiones S.A. 5.134% due 04/27/2020		$3,100	3,129
			5,941
		SHARES
PREFERRED SECURITIES 0.1%
Banco Bilbao Vizcaya Argentaria S.A. 6.750% due 02/18/2020 ●(g)(h)		1,000,000	1,131

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 5.3%
Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	500	696
4.900% due 09/15/2021		2,650	3,195
4.950% due 02/11/2020		3,300	3,722
Autonomous Community of Madrid 4.688% due 03/12/2020		1,000	1,133
Spain Government International Bond
0.250% due 07/30/2024		5,500	6,264
0.600% due 10/31/2029 (j)		19,100	21,713
0.750% due 07/30/2021		1,100	1,257
1.400% due 07/30/2028 (j)		16,000	19,532
1.450% due 10/31/2027 (j)		1,800	2,204
1.450% due 04/30/2029		8,100	9,934
1.500% due 04/30/2027		1,400	1,717
2.900% due 10/31/2046 (j)		2,800	4,295
			75,662
Total Spain (Cost $80,102)			82,734
SUPRANATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Asian Development Bank 0.500% due 03/24/2020	AUD	2,100	1,471
Total Supranational (Cost $1,471)			1,471
SWEDEN 0.1%
CORPORATE BONDS & NOTES 0.1%
Sveriges Sakerstallda Obligationer AB 2.000% due 06/17/2026	SEK	15,000	1,730
Total Sweden (Cost $1,748)			1,730
SWITZERLAND 1.0%
CORPORATE BONDS & NOTES 0.8%
Credit Suisse AG
0.750% due 09/17/2021	EUR	600	685
6.500% due 08/08/2023 (h)		$4,800	5,364
Credit Suisse Group AG 3.869% due 01/12/2029 ●		400	426
UBS AG
2.450% due 12/01/2020		1,700	1,706
5.125% due 05/15/2024 (h)		2,863	3,092
7.625% due 08/17/2022 (h)		550	620
			11,893
SOVEREIGN ISSUES 0.2%
Switzerland Government International Bond 3.500% due 04/08/2033	CHF	1,400	2,197
Total Switzerland (Cost $13,362)			14,090
UNITED ARAB EMIRATES 0.3%
CORPORATE BONDS & NOTES 0.1%
First Abu Dhabi Bank PJSC 3.000% due 03/30/2022		$1,600	1,627
SOVEREIGN ISSUES 0.2%
Emirate of Abu Dhabi Government International Bond 3.125% due 10/11/2027		2,300	2,414
Total United Arab Emirates (Cost $3,868)			4,041
UNITED KINGDOM 12.6%
CORPORATE BONDS & NOTES 7.5%
Barclays Bank PLC 7.625% due 11/21/2022 (h)		$6,400	7,197

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

Barclays PLC
3.250% due 02/12/2027	GBP	200	283
4.375% due 01/12/2026		$1,680	1,820
4.972% due 05/16/2029 ●		4,300	4,846
5.088% due 06/20/2030 ●		200	223
7.125% due 06/15/2025 ●(g)(h)	GBP	1,800	2,700
7.750% due 09/15/2023 ●(g)(h)		$500	547
7.875% due 03/15/2022 ●(g)(h)		1,900	2,053
8.000% due 06/15/2024 ●(g)(h)		800	896
BP Capital Markets PLC 2.518% due 01/16/2020		1,700	1,700
British Telecommunications PLC 9.625% due 12/15/2030		1,200	1,844
Clydesdale Bank PLC 2.250% due 04/21/2020	GBP	2,200	2,924
Co-operative Group Holdings Ltd. 6.875% due 07/08/2020 þ		600	817
FCE Bank PLC 1.660% due 02/11/2021	EUR	300	342
Frontier Finance PLC 8.000% due 03/23/2022	GBP	3,800	5,176
HSBC Holdings PLC
2.504% (US0003M + 0.600%) due 05/18/2021 ~		$1,600	1,602
2.904% (US0003M + 1.000%) due 05/18/2024 ~		900	908
4.041% due 03/13/2028 ●		1,000	1,070
4.125% (US0003M + 2.240%) due 03/08/2021 ~		1,300	1,329
4.300% due 03/08/2026		1,340	1,459
4.750% due 07/04/2029 ●(g)(h)	EUR	500	633
6.500% due 03/23/2028 ●(g)(h)		$1,900	2,092
Imperial Brands Finance PLC 2.950% due 07/21/2020		3,300	3,310
Lloyds Bank PLC
0.375% due 01/18/2021	EUR	500	564
2.384% (US0003M + 0.490%) due 05/07/2021 ~		$1,300	1,305
3.300% due 05/07/2021		1,500	1,524
4.000% due 09/29/2020	EUR	400	463
4.875% due 03/30/2027	GBP	1,700	2,787
6.500% due 03/24/2020	EUR	2,800	3,186
Lloyds Banking Group PLC
3.900% due 03/12/2024		$1,400	1,478
4.050% due 08/16/2023		2,200	2,333
4.375% due 03/22/2028		700	772
4.450% due 05/08/2025		600	655
5.125% due 12/27/2024 ●(g)(h)	GBP	600	826
7.875% due 06/27/2029 ●(g)(h)		200	335
Nationwide Building Society
3.766% due 03/08/2024 ●		$3,000	3,106
3.960% due 07/18/2030 ●		900	967
4.302% due 03/08/2029 ●		600	654
Reckitt Benckiser Treasury Services PLC 2.375% due 06/24/2022		1,300	1,309
Royal Bank of Scotland Group PLC
2.000% due 03/08/2023 ●	EUR	1,000	1,163
2.500% due 03/22/2023		2,641	3,167
3.497% (US0003M + 1.550%) due 06/25/2024 ~		$1,500	1,523
3.875% due 09/12/2023		700	734
4.269% due 03/22/2025 ●		4,000	4,249
4.519% due 06/25/2024 ●		3,700	3,930
5.076% due 01/27/2030 ●		1,600	1,840
8.000% due 08/10/2025 ●(g)(h)		1,200	1,384
8.625% due 08/15/2021 ●(g)(h)		400	433
Santander UK Group Holdings PLC
2.875% due 10/16/2020		1,200	1,207
3.125% due 01/08/2021		1,200	1,211
3.373% due 01/05/2024 ●		2,100	2,151
4.796% due 11/15/2024 ●		6,000	6,478
7.375% due 06/24/2022 ●(g)(h)	GBP	400	579
Santander UK PLC 4.250% due 04/12/2021	EUR	600	712
Tesco PLC 6.125% due 02/24/2022	GBP	316	460
Tesco Property Finance PLC
5.411% due 07/13/2044		811	1,366
5.744% due 04/13/2040		483	833
Virgin Media Secured Finance PLC
4.875% due 01/15/2027		400	554
5.000% due 04/15/2027		1,300	1,828
Vodafone Group PLC 2.991% (US0003M + 0.990%) due 01/16/2024 ~		$2,500	2,533

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

Yorkshire Building Society 1.250% due 06/11/2021	EUR	100	115
			106,485
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.1%
Aggregator of Loans Backed by Assets PLC 1.956% due 04/24/2049	GBP	1,720	2,282
Business Mortgage Finance PLC 2.787% due 02/15/2041 ●		1,488	1,963
EuroMASTR PLC 0.998% due 06/15/2040 ●		256	323
Eurosail PLC 1.729% due 06/13/2045 ●		1,616	2,126
Finsbury Square PLC
1.429% due 09/12/2065 ●		664	879
1.459% due 09/12/2065 ●		726	962
1.729% due 09/12/2068 ●		1,566	2,080
1.768% due 06/16/2069 ●		4,462	5,922
Hawksmoor Mortgages 1.761% due 05/25/2053 ●		4,888	6,490
Lanark Master Issuer PLC 1.607% due 12/22/2069 ●		2,167	2,881
Paragon Mortgages PLC 1.147% due 05/15/2041 ●		405	527
Precise Mortgage Funding PLC 1.459% due 03/12/2055 ●		1,038	1,368
Residential Mortgage Securities PLC
1.598% due 03/20/2050 ●		2,149	2,848
1.748% due 12/20/2046 ●		2,059	2,735
1.998% due 09/20/2065 ●		2,122	2,833
Ripon Mortgages PLC 1.602% due 08/20/2056 ●		6,202	8,225
RMAC Securities PLC 2.037% due 06/12/2044 ●		$227	214
Towd Point Mortgage Funding 0.000% due 07/20/2045 ●	GBP	5,600	7,418
Towd Point Mortgage Funding PLC 1.820% due 10/20/2051 ●		3,733	4,974
Uropa Securities PLC
0.985% due 06/10/2059 ●		548	701
1.135% due 06/10/2059 ●		134	165
1.335% due 06/10/2059 ●		105	129
1.535% due 06/10/2059 ●		112	137
			58,182
		SHARES
PREFERRED SECURITIES 0.0%
Nationwide Building Society 10.250% ~		2,380	523
		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 1.0%
United Kingdom Gilt
4.250% due 12/07/2040		4,800	9,828
4.750% due 12/07/2030		200	373
4.750% due 12/07/2038		2,100	4,452
			14,653
Total United Kingdom (Cost $172,670)			179,843
UNITED STATES 56.1%
ASSET-BACKED SECURITIES 2.6%
ACE Securities Corp. Home Equity Loan Trust 1.942% due 07/25/2036 ●		$2,508	1,179
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.662% due 07/25/2034 ●		546	549
Amortizing Residential Collateral Trust 2.492% due 10/25/2031 ●		2	2
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.612% due 02/25/2034 ●		243	237
Bayview Opportunity Master Fund Trust 3.967% due 03/28/2034 þ		588	590
Bear Stearns Asset-Backed Securities Trust
2.042% due 08/25/2020 ^●		183	119

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

2.192% due 09/25/2046 ●		674	647
CIT Group Home Equity Loan Trust 2.332% due 06/25/2033 ●		14	14
Citigroup Mortgage Loan Trust
1.852% due 07/25/2045 ●		843	658
1.862% due 05/25/2037 ●		99	71
Countrywide Asset-Backed Certificates 2.132% due 12/25/2036 ^●		57	39
Credit Suisse First Boston Mortgage Securities Corp. 2.412% due 01/25/2032 ●		1	1
Credit-Based Asset Servicing & Securitization LLC 1.912% due 07/25/2037 ●		154	103
Fremont Home Loan Trust 1.932% due 01/25/2037 ●		1,773	1,116
GSAMP Trust
1.922% due 12/25/2046 ●		1,428	921
2.032% due 09/25/2036 ●		2,022	997
Home Equity Asset Trust 2.392% due 11/25/2032 ●		1	1
Home Equity Mortgage Trust 6.000% due 01/25/2037 ^þ		395	219
Lehman XS Trust 1.942% due 04/25/2037 ^●		197	193
Merrill Lynch Mortgage Investors Trust
1.872% due 09/25/2037 ●		190	109
1.912% due 02/25/2037 ●		42	18
2.542% due 06/25/2036 ●		225	226
Morgan Stanley ABS Capital, Inc. Trust
1.842% due 07/25/2036 ●		62	32
1.992% due 05/25/2037 ●		5,565	3,721
2.737% due 06/25/2034 ●		685	689
Morgan Stanley Home Equity Loan Trust 2.142% due 04/25/2037 ●		1,380	932
Morgan Stanley Mortgage Loan Trust
2.152% due 04/25/2037 ●		426	198
5.919% due 09/25/2046 ^þ		1,626	699
Navient Private Education Loan Trust 2.440% due 09/16/2024 ●		140	140
NovaStar Mortgage Funding Trust 2.332% due 05/25/2036 ●		3,700	3,497
Option One Mortgage Loan Trust 2.012% due 04/25/2037 ●		1,647	1,335
People’s Choice Home Loan Securities Trust 3.142% due 01/25/2035 ●		1,368	1,342
Popular ABS Mortgage Pass-Through Trust 2.102% due 06/25/2047 ^●		1,769	1,618
Securitized Asset-Backed Receivables LLC Trust
1.842% due 12/25/2036 ●		34	20
1.852% due 12/25/2036 ^●		31	10
1.922% due 05/25/2037 ^●		445	342
2.042% due 03/25/2036 ●		4,387	3,096
SG Mortgage Securities Trust 1.942% due 10/25/2036 ●		1,800	1,680
Soundview Home Loan Trust
1.852% due 11/25/2036 ●		31	13
2.042% due 08/25/2037 ●		3,000	2,824
Structured Asset Securities Corp. Mortgage Loan Trust 3.191% due 04/25/2035 ●		125	124
Terwin Mortgage Trust 2.732% due 11/25/2033 ●		64	61
Towd Point Mortgage Trust 2.792% due 05/25/2058 ●		2,699	2,715
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		3,500	3,556
Washington Mutual Asset-Backed Certificates Trust 1.852% due 10/25/2036 ●		47	25
			36,678
CORPORATE BONDS & NOTES 9.1%
Allergan Sales LLC 4.875% due 02/15/2021		700	720
Ally Financial, Inc.
4.125% due 03/30/2020		900	904
8.000% due 03/15/2020		100	101
American Express Co.
2.519% (US0003M + 0.620%) due 05/20/2022 ~		1,500	1,510
2.750% due 05/20/2022		1,200	1,222
American Honda Finance Corp. 2.360% (US0003M + 0.450%) due 02/15/2022 ~		700	703
American Tower Corp.
2.800% due 06/01/2020		1,300	1,304
3.450% due 09/15/2021		3,000	3,069
AT&T, Inc.
1.800% due 09/05/2026	EUR	2,500	3,003
2.657% (US0003M + 0.750%) due 06/01/2021 ~		$6,500	6,540

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

2.951% (US0003M + 0.950%) due 07/15/2021 ~		3,100	3,130
3.067% (US0003M + 1.180%) due 06/12/2024 ~		2,700	2,749
Aviation Capital Group LLC
2.857% (US0003M + 0.950%) due 06/01/2021 ~		1,200	1,205
7.125% due 10/15/2020		900	934
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		200	210
4.350% due 04/20/2028		1,800	1,954
Bank of America Corp.
2.328% due 10/01/2021 ●		3,600	3,611
2.369% due 07/21/2021 ●		3,500	3,508
BAT Capital Corp. 2.790% (US0003M + 0.880%) due 08/15/2022 ~		300	302
Bayer U.S. Finance LLC
2.577% (US0003M + 0.630%) due 06/25/2021 ~		700	702
2.904% (US0003M + 1.010%) due 12/15/2023 ~		1,200	1,208
3.875% due 12/15/2023		300	315
4.250% due 12/15/2025		1,700	1,834
4.375% due 12/15/2028		2,500	2,728
BMW U.S. Capital LLC 2.000% due 04/11/2021		100	100
Bristol-Myers Squibb Co. 2.250% due 08/15/2021		600	604
Brixmor Operating Partnership LP 4.125% due 06/15/2026		2,700	2,876
Broadcom Corp. 2.200% due 01/15/2021		500	500
Campbell Soup Co.
3.300% due 03/15/2021		500	507
3.650% due 03/15/2023		1,300	1,354
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023		500	518
Charter Communications Operating LLC
3.559% (US0003M + 1.650%) due 02/01/2024 ~		800	823
4.464% due 07/23/2022		600	631
5.125% due 07/01/2049		2,100	2,283
Citibank N.A.
2.499% (US0003M + 0.600%) due 05/20/2022 ~		1,800	1,807
2.844% due 05/20/2022 ●		900	911
CNH Industrial Capital LLC 4.375% due 11/06/2020		800	814
Conagra Brands, Inc. 3.800% due 10/22/2021		400	413
Continental Resources, Inc. 4.375% due 01/15/2028		600	638
CRH America Finance, Inc. 4.500% due 04/04/2048		500	545
CVS Health Corp.
3.350% due 03/09/2021		213	217
3.700% due 03/09/2023		1,000	1,042
D.R. Horton, Inc.
4.000% due 02/15/2020		600	601
4.375% due 09/15/2022		600	629
Daimler Finance North America LLC 2.331% (US0003M + 0.430%) due 02/12/2021 ~		2,200	2,202
Dell International LLC 4.420% due 06/15/2021		500	515
Discover Bank 3.350% due 02/06/2023		400	413
Dominion Energy Gas Holdings LLC 2.494% (US0003M + 0.600%) due 06/15/2021 ~		1,400	1,406
EMC Corp. 2.650% due 06/01/2020		400	401
EMD Finance LLC 2.400% due 03/19/2020		600	600
Emera U.S. Finance LP 2.700% due 06/15/2021		3,100	3,129
Equifax, Inc. 2.780% (US0003M + 0.870%) due 08/15/2021 ~		300	301
Fidelity National Information Services, Inc.
0.400% due 01/15/2021	EUR	600	677
0.750% due 05/21/2023		800	916
1.700% due 06/30/2022	GBP	500	671
Ford Motor Credit Co. LLC
0.025% due 12/07/2022 ●	EUR	100	108
0.032% due 05/14/2021 ●		600	669
3.021% due 03/06/2024		2,100	2,494
8.125% due 01/15/2020		$800	802
General Electric Co.
0.000% due 05/28/2020 ●	EUR	300	336
6.250% due 09/29/2020	GBP	700	960
General Mills, Inc.
2.541% (US0003M + 0.540%) due 04/16/2021 ~		$300	301
3.200% due 04/16/2021		200	204
4.000% due 04/17/2025		100	108

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

General Motors Financial Co., Inc.
2.862% (US0003M + 0.850%) due 04/09/2021 ~	100	100
3.536% (US0003M + 1.550%) due 01/14/2022 ~	700	707
Goldman Sachs Group, Inc. 4.223% due 05/01/2029 ●	1,400	1,543
Harley-Davidson Financial Services, Inc. 2.847% (US0003M + 0.940%) due 03/02/2021 ~	1,000	1,006
Hewlett Packard Enterprise Co. 2.567% (US0003M + 0.680%) due 03/12/2021 ~	3,700	3,714
Kilroy Realty LP 3.450% due 12/15/2024	200	208
Kimco Realty Corp. 3.300% due 02/01/2025	1,200	1,249
Kinder Morgan, Inc. 5.000% due 02/15/2021	600	618
Komatsu Finance America, Inc. 2.118% due 09/11/2020	300	300
Kraft Heinz Foods Co. 2.471% (US0003M + 0.570%) due 02/10/2021 ~	1,600	1,603
MUFG Americas Holdings Corp. 3.000% due 02/10/2025	3,040	3,100
Navient Corp. 8.000% due 03/25/2020	133	135
NextEra Energy Capital Holdings, Inc. 2.630% (US0003M + 0.720%) due 02/25/2022 ~	2,000	2,017
Nissan Motor Acceptance Corp. 2.414% (US0003M + 0.520%) due 03/15/2021 ~	400	400
Norfolk Southern Railway Co. 9.750% due 06/15/2020	400	414
Northwell Healthcare, Inc. 4.260% due 11/01/2047	1,195	1,284
ONEOK, Inc. 4.550% due 07/15/2028	400	440
Penske Truck Leasing Co. LP 3.950% due 03/10/2025	3,600	3,824
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	700	720
6.250% due 03/15/2022	200	215
Santander Holdings USA, Inc. 3.400% due 01/18/2023	700	718
Sempra Energy 2.344% (US0003M + 0.450%) due 03/15/2021 ~	1,200	1,201
Southern Co. 2.950% due 07/01/2023	2,900	2,975
Southern Co. Gas Capital Corp. 2.450% due 10/01/2023	300	302
Spectra Energy Partners LP 2.592% (US0003M + 0.700%) due 06/05/2020 ~	300	301
Spirit AeroSystems, Inc. 3.950% due 06/15/2023	500	516
Sprint Spectrum Co. LLC 4.738% due 09/20/2029	700	743
Textron, Inc. 2.451% (US0003M + 0.550%) due 11/10/2020 ~	1,800	1,800
United Technologies Corp. 2.554% (US0003M + 0.650%) due 08/16/2021 ~	500	500
Ventas Realty LP 3.125% due 06/15/2023	1,500	1,538
Verizon Communications, Inc. 3.010% (US0003M + 1.100%) due 05/15/2025 ~	2,500	2,559
Volkswagen Group of America Finance LLC
2.675% (US0003M + 0.770%) due 11/13/2020 ~	2,000	2,008
2.841% (US0003M + 0.940%) due 11/12/2021 ~	1,900	1,917
3.875% due 11/13/2020	1,400	1,423
4.000% due 11/12/2021	1,500	1,551
Wells Fargo Bank N.A. 2.082% due 09/09/2022 ●	3,600	3,606
WRKCo, Inc. 3.750% due 03/15/2025	700	739
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	1,600	1,633
3.550% due 04/01/2025	1,500	1,581
		129,700
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
CenturyLink, Inc. 4.549% (LIBOR03M + 2.750%) due 01/31/2025 ~	1,470	1,478
MUNICIPAL BONDS & NOTES 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023	335	340

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.4%
Adjustable Rate Mortgage Trust
4.851% due 07/25/2035 ~	98	98
6.049% due 09/25/2035 ^~	96	93
American Home Mortgage Assets Trust 1.982% due 09/25/2046 ^●	830	791
American Home Mortgage Investment Trust 3.407% due 09/25/2045 ●	110	111
Banc of America Funding Trust
4.267% due 11/20/2034 ~	437	433
4.321% due 01/20/2047 ^~	119	116
5.500% due 09/25/2035	904	981
5.750% due 11/25/2035	380	394
6.000% due 08/25/2036 ^	117	115
7.048% due 10/20/2046 ^~	730	622
Banc of America Mortgage Trust
4.048% due 09/25/2035 ^~	126	124
4.297% due 07/25/2035 ~	60	57
BCAP LLC Trust
3.066% due 01/26/2047 ●	505	476
3.918% due 02/26/2036 ~	40	40
5.250% due 02/26/2036 ~	814	584
Bear Stearns Adjustable Rate Mortgage Trust
3.439% due 05/25/2034 ~	73	69
3.872% due 11/25/2034 ~	648	558
4.065% due 02/25/2036 ^~	197	194
4.224% due 10/25/2033 ~	56	57
4.253% due 02/25/2034 ~	9	9
4.544% due 02/25/2033 ~	3	3
4.693% due 05/25/2034 ~	193	192
4.968% due 05/25/2033 ~	40	41
Bear Stearns ALT-A Trust
3.816% due 11/25/2036 ^~	1,259	1,048
3.874% due 11/25/2035 ^~	45	39
3.923% due 08/25/2036 ^~	61	54
3.937% due 11/25/2036 ^~	402	365
3.962% due 08/25/2036 ^~	1,178	832
Bear Stearns Structured Products, Inc. Trust 4.001% due 01/26/2036 ^~	89	80
BellaVista Mortgage Trust 2.014% due 05/20/2045 ●	25	20
Chase Mortgage Finance Trust
3.797% due 07/25/2037 ~	111	101
4.574% due 02/25/2037 ~	256	262
Citicorp Mortgage Securities Trust 6.000% due 04/25/2037 ^	77	76
Citigroup Mortgage Loan Trust 4.521% due 08/25/2035 ~	135	138
Citigroup Mortgage Loan Trust, Inc. 3.840% due 09/25/2035 ●	240	241
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 3.859% due 09/25/2035 ^~	1,126	1,055
CitiMortgage Alternative Loan Trust
2.392% due 02/25/2037 ●	4,501	3,752
5.750% due 07/25/2022	6	6
Commercial Mortgage Trust
0.592% due 03/10/2046 ~(a)	12,000	216
1.340% due 01/10/2046 ~(a)	11,747	387
Countrywide Alternative Loan Trust
1.952% due 02/25/2047 ●	326	318
1.962% due 05/25/2047 ●	299	285
1.975% due 03/20/2046 ●	55	52
1.992% due 06/25/2037 ●	900	862
2.002% due 05/25/2035 ●	922	887
2.002% due 07/25/2046 ^●	45	42
2.002% due 07/25/2046 ●	752	722
2.042% due 09/25/2046 ^●	1,563	1,166
2.045% due 09/20/2046 ●	1,200	772
2.052% due 07/25/2046 ^●	769	527
2.072% due 12/25/2035 ●	32	32
2.142% due 05/25/2037 ^●	463	206
2.192% due 06/25/2036 ^●	287	167
3.639% due 08/25/2035 ●	251	253
5.250% due 06/25/2035 ^	152	148
5.704% due 11/25/2035 ●	346	325
6.250% due 08/25/2037 ^	441	370
6.500% due 08/25/2032	85	88
6.784% due 11/25/2035 ●	246	236
Countrywide Home Loan Mortgage Pass-Through Trust
2.132% due 03/25/2036 ●	199	83
2.232% due 05/25/2035 ^●	88	68
2.372% due 04/25/2035 ●	42	40
2.432% due 03/25/2035 ●	868	811
2.452% due 02/25/2035 ●	140	140

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

2.472% due 02/25/2035 ●	57	56
3.711% due 02/20/2036 ^●	280	249
3.794% due 09/25/2047 ^~	457	439
3.816% due 01/20/2035 ~	15	15
3.827% due 04/20/2036 ^~	140	132
3.841% due 11/25/2034 ~	30	31
3.878% due 08/25/2034 ^~	31	30
4.130% due 11/20/2034 ~	87	88
4.171% due 08/25/2034 ^~	10	10
Credit Suisse First Boston Mortgage Securities Corp. 6.000% due 12/25/2035	228	231
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 3.885% due 07/25/2033 ~	11	12
Credit Suisse Mortgage Capital Trust 6.500% due 07/26/2036 ^	620	283
DBUBS Mortgage Trust
0.308% due 11/10/2046 ~(a)	15,100	39
0.700% due 11/10/2046 ~(a)	6,855	23
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.500% due 12/25/2035 ^	376	363
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
1.892% due 10/25/2036 ^●	51	39
6.300% due 07/25/2036 ^þ	315	296
First Horizon Alternative Mortgage Securities Trust 3.836% due 08/25/2035 ^~	639	585
First Horizon Mortgage Pass-Through Trust 4.664% due 08/25/2035 ~	79	66
GreenPoint Mortgage Funding Trust
1.972% due 01/25/2037 ●	705	684
1.992% due 12/25/2046 ^●	1,028	989
2.002% due 04/25/2036 ●	458	442
2.232% due 06/25/2045 ●	205	195
2.332% due 11/25/2045 ●	53	47
GreenPoint Mortgage Funding Trust Pass-Through Certificates 4.695% due 10/25/2033 ~	30	31
GS Mortgage Securities Corp.
0.207% due 05/03/2032 ~(a)	65,000	882
1.502% due 02/10/2046 ~(a)	15,075	582
GS Mortgage Securities Trust 1.948% due 11/10/2045 ~(a)	18,284	826
GSR Mortgage Loan Trust
2.052% due 08/25/2046 ●	640	337
4.269% due 09/25/2035 ~	98	101
4.300% due 03/25/2033 ●	68	69
4.337% due 05/25/2035 ~	149	145
HarborView Mortgage Loan Trust
1.954% due 09/19/2037 ●	762	745
1.975% due 07/21/2036 ●	216	187
2.004% due 03/19/2036 ^●	99	95
2.074% due 11/19/2035 ●	616	594
2.324% due 02/19/2036 ●	344	286
2.464% due 01/19/2035 ●	33	30
4.235% due 07/19/2035 ^~	4	4
4.343% due 07/19/2035 ^~	62	58
HomeBanc Mortgage Trust 1.972% due 12/25/2036 ●	18	18
Impac CMB Trust
2.452% due 03/25/2035 ●	20	20
2.572% due 10/25/2034 ●	236	237
IndyMac Mortgage Loan Trust
1.948% due 06/25/2037 ●	428	414
1.998% due 11/25/2036 ^●	349	330
2.002% due 05/25/2046 ●	1,065	1,050
2.042% due 02/25/2037 ●	1,227	905
3.807% due 08/25/2035 ~	184	167
3.855% due 12/25/2034 ~	77	78
3.979% due 11/25/2035 ^~	330	313
JPMorgan Alternative Loan Trust
2.032% due 10/25/2036 ●	2,381	2,357
3.914% due 12/25/2035 ^~	1,826	1,599
5.500% due 11/25/2036 ^~	8	6
JPMorgan Chase Commercial Mortgage Securities Trust 0.979% due 12/15/2047 ~(a)	50,558	1,326
JPMorgan Mortgage Trust
2.092% due 10/25/2035 ●	2,277	1,903
3.717% due 07/27/2037 ~	730	743
3.761% due 11/25/2033 ~	57	59
4.113% due 10/25/2035 ~	122	126
4.346% due 02/25/2036 ^~	359	335
4.458% due 08/25/2035 ~	303	311
4.492% due 07/25/2035 ~	134	137
Lehman XS Trust 2.112% due 11/25/2046 ^●	765	668
MASTR Adjustable Rate Mortgages Trust
2.002% due 04/25/2046 ●	216	198
2.472% due 05/25/2047 ^●	941	1,038

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

MASTR Alternative Loan Trust 2.192% due 03/25/2036 ^●	419	64
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 2.180% due 12/15/2030 ●	2	2
Merrill Lynch Mortgage Investors Trust
4.027% due 02/25/2033 ~	60	60
4.310% due 06/25/2035 ~	183	185
4.429% due 06/25/2037 ~	141	141
Merrill Lynch Mortgage-Backed Securities Trust 4.248% due 04/25/2037 ^~	23	23
Morgan Stanley Bank of America Merrill Lynch Trust
1.055% due 05/15/2046 ~(a)	46,609	1,345
1.347% due 02/15/2046 ~(a)	16,944	581
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	3,995	3,999
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.649% due 10/25/2035 ~	221	221
4.029% due 02/25/2036 ^~	94	82
4.381% due 08/25/2035 ~	178	180
5.820% due 03/25/2047 þ	352	367
6.138% due 03/25/2047 þ	301	314
Residential Accredit Loans, Inc. Trust
1.942% due 02/25/2047 ●	1,091	614
2.002% due 04/25/2046 ●	70	29
3.255% due 10/25/2037 ~	697	658
3.977% due 08/25/2035 ^~	112	65
5.084% due 09/25/2035 ^~	105	92
6.000% due 06/25/2037 ^	401	370
Residential Asset Securitization Trust
6.250% due 10/25/2036 ^	198	199
6.500% due 08/25/2036 ^	680	347
Residential Funding Mortgage Securities, Inc. Trust
4.337% due 09/25/2035 ^~	210	174
4.455% due 06/25/2035 ~	150	153
Sequoia Mortgage Trust
2.115% due 07/20/2033 ●	162	160
4.537% due 04/20/2035 ~	57	60
Structured Adjustable Rate Mortgage Loan Trust
2.012% due 05/25/2037 ●	48	47
3.407% due 10/25/2037 ^●	241	237
3.639% due 01/25/2035 ^●	23	22
3.942% due 04/25/2035 ~	740	740
4.373% due 04/25/2034 ~	161	168
4.389% due 02/25/2034 ~	90	91
Structured Asset Mortgage Investments Trust
1.982% due 07/25/2046 ^●	685	579
2.002% due 04/25/2036 ●	246	249
2.012% due 09/25/2047 ●	102	101
2.014% due 07/19/2035 ●	120	119
2.102% due 12/25/2035 ^●	19	19
2.252% due 05/25/2045 ●	264	264
2.344% due 07/19/2034 ●	5	5
3.739% due 08/25/2047 ^●	1,230	1,220
Structured Asset Securities Corp. Mortgage Loan Trust 2.082% due 10/25/2036 ●	1,197	1,067
TBW Mortgage-Backed Trust 5.970% due 09/25/2036 ^þ	189	14
Thornburg Mortgage Securities Trust 3.252% due 06/25/2047 ^●	1,376	1,297
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~	13,364	13,449
UBS-Barclays Commercial Mortgage Trust 1.628% due 12/10/2045 ~(a)	50,474	1,831
UBS-Citigroup Commercial Mortgage Trust 2.160% due 01/10/2045 ~(a)	11,531	321
WaMu Mortgage Pass-Through Certificates Trust
2.072% due 11/25/2045 ●	229	221
2.082% due 10/25/2045 ●	93	92
2.102% due 01/25/2045 ●	95	94
2.372% due 07/25/2045 ●	368	365
2.432% due 01/25/2045 ●	67	67
2.532% due 11/25/2034 ●	532	537
2.627% due 11/25/2046 ●	139	140
2.627% due 12/25/2046 ●	481	487
2.772% due 11/25/2034 ●	361	363
3.137% due 12/25/2046 ●	295	297
3.267% due 05/25/2046 ●	759	765
3.337% due 12/25/2036 ^~	28	27
3.501% due 04/25/2037 ^~	768	708
3.639% due 06/25/2042 ●	44	44
3.639% due 08/25/2042 ●	47	46
3.750% due 12/25/2035 ~	467	459
3.788% due 03/25/2036 ^~	892	841
3.868% due 02/25/2037 ^~	396	371
4.000% due 02/25/2037 ^~	261	250
4.419% due 03/25/2035 ~	275	278

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

4.425% due 08/25/2034 ~	244	249
4.666% due 06/25/2033 ~	31	32
4.839% due 03/25/2034 ~	202	206
Washington Mutual Mortgage Pass-Through Certificates Trust
2.042% due 07/25/2046 ^●	4	4
3.179% due 07/25/2046 ^●	394	292
3.209% due 05/25/2046 ^●	1,349	1,180
6.000% due 10/25/2035 ^	470	383
Wells Fargo Alternative Loan Trust 5.750% due 07/25/2037 ^	94	92
Wells Fargo-RBS Commercial Mortgage Trust
0.354% due 03/15/2048 ~(a)	26,228	275
1.193% due 03/15/2045 ~(a)	44,763	1,384
		90,958
	SHARES
PREFERRED SECURITIES 0.1%
Bank of America Corp. 5.875% due 03/15/2028 ●(g)	1,900,000	2,108
	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 29.2%
Fannie Mae
1.711% due 07/25/2037 ●	236	232
1.912% due 03/25/2034 ●	4	4
1.942% due 08/25/2034 ●	3	3
1.987% due 01/25/2022 ~(a)	7,328	143
2.192% due 06/25/2029 - 06/25/2036 ●	81	81
2.405% due 03/01/2033 ●	40	40
3.490% due 12/01/2020	4,379	4,406
3.500% due 01/01/2059	5,046	5,307
3.517% due 12/01/2034 ●	11	11
3.527% due 06/01/2043 - 10/01/2044 ●	96	96
3.917% due 09/01/2035 ●	27	28
4.186% due 12/01/2036 ●	25	26
4.225% due 05/01/2026 ●	1	1
4.537% due 11/01/2034 ●	345	366
4.581% due 06/01/2035 ●	27	29
6.000% due 04/25/2043 - 07/25/2044	420	471
6.500% due 06/25/2044	7	8
FDIC Structured Sale Guaranteed Notes 2.209% due 11/29/2037 ●	22	22
Federal Housing Administration 6.896% due 07/01/2020	16	16
Freddie Mac
0.822% due 09/25/2022 ~(a)	21,351	413
0.979% due 11/25/2022 ~(a)	26,258	610
1.922% due 08/25/2031 ●	14	14
2.131% due 01/15/2038 ●	1,052	1,045
2.190% due 12/15/2031 ●	19	19
2.340% due 12/15/2037 ●	219	220
2.500% due 01/15/2038 ~(a)	1,052	72
3.439% due 10/25/2044 ●	402	408
3.640% due 10/01/2035 ●	20	21
3.801% due 11/01/2035 ●	30	32
4.021% due 09/01/2035 ●	16	17
4.125% due 03/01/2036 ●	203	207
4.256% due 06/01/2024 ●	3	3
4.352% due 08/01/2035 ●	22	23
Ginnie Mae
4.125% due 10/20/2029 ●	7	7
6.000% due 08/20/2034	2,600	2,903
Uniform Mortgage-Backed Security
3.000% due 10/01/2049	3,280	3,362
3.500% due 10/01/2034 - 05/01/2049	1,946	2,040
4.000% due 01/01/2048 - 08/01/2049	574	599
Uniform Mortgage-Backed Security, TBA
2.500% due 02/01/2050	4,100	4,050
3.000% due 02/01/2050	29,300	29,680
3.500% due 01/01/2050 - 02/01/2050	157,100	161,520
4.000% due 01/01/2050 - 02/01/2050	188,680	196,239
		414,794
U.S. TREASURY OBLIGATIONS 8.6%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2022 (n)	227	227

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

0.125% due 04/15/2022 (l)		6,032	6,023
0.500% due 01/15/2028 (j)		21,179	21,733
0.625% due 04/15/2023 (l)		1,554	1,578
0.625% due 01/15/2026 (n)		433	447
0.750% due 02/15/2045 (n)		55	57
1.000% due 02/15/2048 (j)		10,123	11,211
1.375% due 02/15/2044 (l)(n)		1,988	2,346
2.000% due 01/15/2026 (n)		583	649
2.375% due 01/15/2025 (n)		68	76
2.500% due 01/15/2029 (n)		5,514	6,647
3.875% due 04/15/2029 (j)		1,879	2,507
U.S. Treasury Notes
1.625% due 08/15/2029 (j)		8,100	7,886
1.750% due 11/15/2029 (j)(n)		8,200	8,071
2.000% due 08/15/2025 (j)(n)		9,500	9,623
2.000% due 11/15/2026 (j)(l)(n)		5,300	5,356
2.250% due 11/15/2025 (n)		200	205
2.625% due 06/15/2021 (n)		800	812
2.875% due 04/30/2025 (j)(n)		26,600	28,146
U.S. Treasury STRIPS
0.000% due 11/15/2023 (d)(j)(l)		7,300	6,825
0.000% due 05/15/2026 (d)(j)(l)		1,442	1,278
			121,703
Total United States (Cost $781,203)			797,759
SHORT-TERM INSTRUMENTS 1.4%
REPURCHASE AGREEMENTS (i) 0.3%			3,707
ARGENTINA TREASURY BILLS 0.0%
47.840% due 05/13/2020 (c)(d)	ARS	1,020	14
CZECH REPUBLIC TREASURY BILLS 0.1%
(0.101)% due 01/10/2020 (d)(e)	CZK	30,000	1,323
JAPAN TREASURY BILLS 0.6%
(0.156)% due 03/09/2020 - 03/23/2020 (c)(d)	JPY	930,000	8,562
MEXICO TREASURY BILLS 0.4%
7.359% due 01/09/2020 - 01/30/2020 (c)(d)	MXN	108,090	5,694
U.S. TREASURY BILLS 0.0%
1.580% due 01/16/2020 - 03/19/2020 (c)(d)(j)(n)		$476	474
Total Short-Term Instruments (Cost $19,582)			19,774
Total Investments in Securities (Cost $1,781,526)			1,845,365
		SHARES
INVESTMENTS IN AFFILIATES 6.0%
SHORT-TERM INSTRUMENTS 6.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.0%
PIMCO Short Asset Portfolio		3,430,514	34,154
PIMCO Short-Term Floating NAV Portfolio III		5,234,945	51,790
Total Short-Term Instruments (Cost $86,101)			85,944
Total Investments in Affiliates (Cost $86,101)			85,944
Total Investments 135.9% (Cost $1,867,627)			$1,931,309
Financial Derivative Instruments (k)(m) 1.7%(Cost or Premiums, net $5,871)			24,404
Other Assets and Liabilities, net (37.6)%			(534,824)
Net Assets 100.0%			$1,420,889

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$3,707	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(3,782)	$3,707	$3,707
Total Repurchase Agreements						$(3,782)	$3,707	$3,707

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	1.910%	11/21/2019	02/21/2020		$(6,931)	$(6,946)
BPS	(0.350)	12/03/2019	02/27/2020	EUR	(4,522)	(5,070)
CIB	1.880	11/26/2019	01/06/2020		$(5,900)	(5,911)
GRE	2.040	11/22/2019	02/21/2020		(1,603)	(1,607)
IND	(0.420)	10/17/2019	02/27/2020	EUR	(11,012)	(12,342)
	(0.400)	10/25/2019	02/27/2020		(23,903)	(26,792)
	(0.320)	10/25/2019	02/27/2020		(5,087)	(5,703)
	1.970	12/03/2019	01/14/2020		$(18,972)	(19,003)
JPS	1.830	11/19/2019	01/21/2020		(7,999)	(8,017)
MBC	(0.370)	10/31/2019	02/27/2020	EUR	(3,301)	(3,701)
RCY	1.895	11/12/2019	02/26/2020		$(2,388)	(2,394)
SCX	1.870	11/25/2019	01/29/2020		(1,917)	(1,921)
	1.880	11/08/2019	02/28/2020		(17,812)	(17,863)
Total Reverse Repurchase Agreements						$(117,270)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
UBS	1.830%	11/07/2019	02/07/2020	$(28,137)	$(28,217)
Total Sale-Buyback Transactions					$(28,217)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

SHORT SALES:

Description	Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales(4)
Canada (1.1)%
Sovereign Issues (1.1)%
Canada Government Bond	2.750%	12/01/2048	CAD	17,200	$(16,445)	$(16,266)
Total Short Sales (1.1)%					$(16,445)	$(16,266)

(j)	Securities with an aggregate market value of $144,747 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(118,951) at a weighted average interest rate of 1.077%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Payable for sale-buyback transactions includes $(51) of deferred price drop.
(4)	Payable for short sales includes $66 of accrued interest.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures		$111.000	02/21/2020	674	$674	$6	$1
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures		118.000	02/21/2020	28	28	0	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures		141.500	02/21/2020	411	411	4	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures		142.000	02/21/2020	17	17	0	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures		143.000	02/21/2020	49	49	0	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures		143.500	02/21/2020	51	51	0	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures		144.500	02/21/2020	3	3	0	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures		145.000	02/21/2020	183	183	2	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond March 2020 Futures		125.000	02/21/2020	14	14	0	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond March 2020 Futures		240.000	02/21/2020	2	2	0	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond March 2020 Futures		245.000	02/21/2020	96	96	1	0
Call - CME 90-Day Eurodollar June 2022 Futures		99.750	06/13/2022	93	233	21	11
Call - CME 90-Day Eurodollar March 2022 Futures		99.750	03/14/2022	50	125	11	5
Call - MSE Canada Government 10-Year Bond March 2020 Futures	CAD	169.000	02/21/2020	248	248	2	1
Total Purchased Options						$47	$18

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February 2020 Futures	$127.000	01/24/2020	79	$79	$(14)	$(7)
Put - CBOT U.S. Treasury 10-Year Note February 2020 Futures	127.500	01/24/2020	41	41	(12)	(8)
Call - CBOT U.S. Treasury 10-Year Note February 2020 Futures	130.000	01/24/2020	79	79	(34)	(6)
Call - CBOT U.S. Treasury 10-Year Note February 2020 Futures	130.500	01/24/2020	41	41	(11)	(2)
Total Written Options					$(71)	$(23)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note March Futures	03/2020	484	$39,064	$(269)	$11	$(44)
Australia Government 10-Year Bond March Futures	03/2020	352	35,313	(685)	0	(185)
Call Options Strike @ EUR 114.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	1,674	9	(1)	0	0
Call Options Strike @ EUR 182.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	3	0	0	0	0
Call Options Strike @ EUR 182.500 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	20	0	0	0	0
Call Options Strike @ EUR 187.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	601	7	0	0	0
Call Options Strike @ EUR 188.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	1	0	0	0	0
Call Options Strike @ EUR 189.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	20	0	0	0	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

Call Options Strike @ EUR 190.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	35	0	0	0	0
Call Options Strike @ GBP 170.000 United Kingdom Gilt March 2020 Futures (1)	02/2020	112	0	(2)	0	0
Euro-Bobl March Futures	03/2020	133	19,936	(58)	0	(54)
Euro-BTP Italy Government Bond March Futures	03/2020	1,214	174,625	(647)	0	(332)
Euro-Buxl 30-Year Bond March Futures	03/2020	46	10,236	(269)	0	(158)
Japan Government 10-Year Bond March Futures	03/2020	11	15,406	3	12	(9)
Put Options Strike @ EUR 100.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	126	1	0	0	0
Put Options Strike @ EUR 101.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	477	5	0	0	0
Put Options Strike @ EUR 129.500 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	133	1	0	0	0
Put Options Strike @ EUR 99.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	50	1	0	0	0
U.S. Treasury 5-Year Note March Futures	03/2020	674	79,943	(248)	0	(16)
				$(2,176)	$23	$(798)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Canada Government 10-Year Bond March Futures	03/2020	163	$(17,257)	$267	$142	$0
Euro-Bund 10-Year Bond March Futures	03/2020	624	(119,333)	1,791	784	0
Euro-OAT France Government 10-Year Bond March Futures	03/2020	6	(1,095)	17	7	0
Euro-Schatz March Futures	03/2020	1,674	(210,127)	180	103	0
U.S. Treasury 10-Year Note March Futures	03/2020	516	(66,266)	(78)	56	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2020	98	(17,802)	593	113	0
United Kingdom Long Gilt March Futures	03/2020	22	(3,829)	8	29	(16)
				$2,778	$1,234	$(16)
Total Futures Contracts				$602	$1,257	$(814)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
BASF SE	(1.000)%	Quarterly	12/20/2020	0.053%	EUR	200	$(6)	$4	$(2)	$0	$0
Fortum Oyj	(1.000)	Quarterly	12/20/2020	0.107		200	(4)	2	(2)	0	0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.055		$3,400	(100)	67	(33)	0	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.082	EUR	300	(5)	2	(3)	0	0
							$(115)	$75	$(40)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.132%	EUR	600	$10	$(4)	$6	$0	$0
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	0.994		400	(2)	2	0	0	0
Ryder System, Inc.	1.000	Quarterly	06/20/2022	0.299		$900	16	0	16	0	(1)
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.345	EUR	2,000	(36)	140	104	2	0
Tesco PLC	1.000	Quarterly	06/20/2025	0.962		2,500	(83)	90	7	0	(5)
							$(95)	$228	$133	$2	$(6)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-32 10-Year Index	(1.000)%	Quarterly	06/20/2029	$17,800	$2	$(210)	$(208)	$6	$0
CDX.IG-33 5-Year Index	(1.000)	Quarterly	12/20/2024	4,800	(113)	(13)	(126)	0	0
CDX.IG-33 10-Year Index	(1.000)	Quarterly	12/20/2029	113,300	369	(1,395)	(1,026)	45	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

iTraxx Europe Main 31 5-Year Index	(1.000)	Quarterly	06/20/2024	EUR	2,600	(80)	(2)	(82)	1	0
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029		68,700	(255)	(1,093)	(1,348)	42	0
iTraxx Europe Main 32 5-Year Index	(1.000)	Quarterly	12/20/2024		2,000	(60)	(3)	(63)	1	0
						$(137)	$(2,716)	$(2,853)	$95	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
iTraxx Crossover 32 5-Year Index	5.000%	Quarterly	12/20/2024	EUR	2,500	$371	$16	$387	$0	$(3)

INTEREST RATE SWAPS -BASIS SWAPS

							Variation Margin

Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.117%	Quarterly	03/02/2020	$98,800	$0	$14	$14	$1	$0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.091%	Quarterly	03/18/2022	343,600	(3)	37	34	14	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	69,900	0	11	11	1	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	06/12/2022	13,800	0	10	10	0	(1)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	06/12/2022	9,900	0	10	10	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	49,900	4	30	34	0	(1)
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.086%	Quarterly	04/12/2023	27,800	0	6	6	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	35,300	0	8	8	0	(1)
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.105%	Quarterly	09/27/2024	32,600	0	(9)	(9)	0	(1)
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.102%	Quarterly	10/04/2024	21,900	0	(5)	(5)	0	(1)
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.088%	Quarterly	05/23/2029	7,400	0	2	2	0	0
					$1	$114	$115	$16	$(5)

INTEREST RATE SWAPS

										Variation Margin

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.905%	Quarterly	12/03/2039	GBP	3,300	$0	$20	$20	$22	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.684	Annual	04/30/2025		$2,500	0	(163)	(163)	4	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.696	Annual	04/30/2025		2,800	0	(184)	(184)	4	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.710	Annual	04/30/2025		2,800	0	(186)	(186)	4	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.714	Annual	04/30/2025		6,200	0	(413)	(413)	9	0
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029	CAD	60,400	1,613	(198)	1,415	0	(382)
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		7,500	1	(236)	(235)	0	(52)
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		26,300	353	(843)	(490)	0	(177)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		13,500	23	1,081	1,104	0	(251)
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		5,200	0	271	271	0	(95)
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	7,200	(12)	224	212	0	(13)
Pay	3-Month NZD-BBR	2.500	Semi-Annual	02/14/2020	NZD	13,650	13	74	87	1	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024	SEK	22,300	52	(30)	22	0	(5)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		$361,400	6,784	(6,573)	211	25	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2020		9,600	70	(162)	(92)	1	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021		12,400	45	5	50	5	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		63,800	(897)	(106)	(1,003)	23	0
Receive(7)	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		18,500	0	196	196	14	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		15,200	121	(734)	(613)	12	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		13,600	(735)	(24)	(759)	12	0
Receive(7)	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		15,500	0	187	187	9	0
Receive(7)	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		17,950	0	240	240	10	0
Receive(7)	3-Month USD-LIBOR	1.360	Semi-Annual	09/17/2024		8,700	0	93	93	5	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		5,300	9	51	60	6	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		32,700	(1,776)	574	(1,202)	35	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		16,620	534	(480)	54	36	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		57,500	3,374	(5,213)	(1,839)	160	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		19,100	375	328	703	57	0
Receive(7)	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		20,500	(390)	931	541	65	0
Receive(7)	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2030		18,400	(87)	(88)	(175)	53	0
Receive (7)	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		19,300	1,161	36	1,197	36	0
Receive(7)	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		7,500	(25)	(208)	(233)	86	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	21,800	8	17	25	0	(2)
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027		17,900	(11)	99	88	0	(4)
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	33,000	0	30	30	0	(7)
Receive(7)	6-Month EUR-EURIBOR	0.300	Annual	06/17/2022	EUR	6,900	0	7	7	3	0
Pay(7)	6-Month EUR-EURIBOR	0.500	Annual	03/18/2025		138,400	(1,310)	(1,894)	(3,204)	0	(319)
Pay(7)	6-Month EUR-EURIBOR	1.310	Annual	06/19/2029		9,000	299	139	438	0	(30)
Pay(7)	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		108,000	(3,359)	(1,214)	(4,573)	0	(580)
Receive(7)	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		7,050	633	221	854	109	0
Pay(7)	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		$200	0	(2)	(2)	0	(1)
Pay(7)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2022	GBP	34,700	(40)	5	(35)	15	0
Pay(7)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2025		1,800	(11)	(5)	(16)	0	(2)
Pay(7)	6-Month GBP-LIBOR	1.000	Semi-Annual	06/17/2025		40,700	335	(68)	267	0	(75)
Receive(7)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030		16,350	120	453	573	126	0
Pay(7)	6-Month GBP-LIBOR	1.080	Quarterly	12/03/2039		3,300	0	(20)	(20)	0	(25)
Pay(7)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050		7,400	(162)	(773)	(935)	0	(157)
Pay(7)	6-Month GBP-LIBOR	1.000	Semi-Annual	06/17/2050		1,100	(19)	(24)	(43)	0	(24)
Pay	6-Month HUF-BBR	1.500	Annual	03/20/2024	HUF	464,500	(18)	80	62	0	(3)
Pay	6-Month JPY-LIBOR	0.200	Semi-Annual	06/19/2029	JPY	4,430,000	704	(355)	349	39	0
Pay	6-Month JPY-LIBOR	0.035	Semi-Annual	11/29/2029		30,000	(1)	(1)	(2)	0	0
Receive	6-Month JPY-LIBOR	0.400	Semi-Annual	06/19/2039		1,660,000	30	(238)	(208)	0	(19)
Pay	6-Month JPY-LIBOR	0.500	Semi-Annual	06/19/2049		1,340,000	(138)	365	227	14	0
Pay	6-Month PLN-WIBOR	2.405	Annual	01/30/2029	PLN	3,100	0	50	50	0	(3)
Pay	28-Day MXN-TIIE	7.740	Lunar	02/22/2027	MXN	58,200	(7)	193	186	0	(3)
							$7,659	$(14,465)	$(6,806)	$1,000	$(2,229)
Total Swap Agreements							$7,684	$(16,748)	$(9,064)	$1,113	$(2,243)

(l)	Securities with an aggregate market value of $9,309 and cash of $11,452 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	Future styled option.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
AZD	03/2020		$589	HKD	4,618	$3	$0
BOA	01/2020	CLP	949,379		$1,309	46	0
	01/2020	CZK	15,000		656	0	(6)
	01/2020	DKK	286,735		42,526	0	(515)
	01/2020	RUB	43,895		705	0	(1)
	01/2020		$137,989	AUD	203,232	4,656	0
	01/2020		18	CAD	24	0	0
	01/2020		1,403	EUR	1,262	13	0
	01/2020		6,692	JPY	730,800	35	0
	01/2020		1,681	KRW	1,998,079	49	0
	02/2020	PLN	2,849		$733	0	(18)
	03/2020	RON	4,528	EUR	913	0	(29)
	03/2020		$28,767	CNH	207,469	985	0
BPS	01/2020	BRL	5,000		$1,230	0	(13)
	01/2020	CHF	64		65	0	(1)
	01/2020	CLP	2,983		4	0	0
	01/2020	DKK	30,895		4,600	0	(38)
	01/2020	EUR	12,073		13,445	0	(103)
	01/2020	GBP	1,528		2,010	0	(14)
	01/2020	JPY	760,687		6,972	0	(32)
	01/2020	NOK	39,446		4,305	0	(188)
	01/2020		$1,240	BRL	5,000	2	0
	01/2020		1,120	CAD	1,473	15	0
	01/2020		1,004	CHF	985	14	0
	01/2020		501	DKK	3,360	3	0
	01/2020		14,255	EUR	12,769	75	0
	01/2020		89,413	GBP	68,883	1,848	0
	01/2020		4,652	JPY	508,100	25	0
	01/2020		781	KRW	929,390	23	0
	01/2020		948	NOK	8,675	40	0
	01/2020		1,335	NZD	2,043	40	0
	01/2020		138,472	SEK	1,325,400	3,088	0
	02/2020	PEN	6,434		$1,896	0	(43)
	02/2020	PLN	13,102		3,411	0	(43)
	02/2020		$3,526	TWD	105,238	1	(1)
	03/2020	RON	3,947	EUR	795	0	(26)
	05/2020		$11,679	INR	858,056	206	0
	09/2020	HKD	6,977		$888	0	(6)
BRC	01/2020	CLP	702,860		932	0	(3)
	01/2020	GBP	4,706		6,085	0	(150)
	01/2020	JPY	756,682		6,918	0	(49)
	01/2020		$933	CLP	702,860	2	0
	01/2020		35,362	EUR	32,004	553	0
	01/2020		1,011	GBP	772	11	0
	01/2020		6,598	JPY	714,400	0	(22)
	01/2020		21,051	MXN	421,021	1,134	0
	03/2020	MYR	34,634		$8,254	0	(226)
	03/2020		$1,259	KRW	1,492,670	35	0
	03/2020		20,306	MYR	82,747	0	(45)
	04/2020	INR	861,921		$11,881	0	(68)
	09/2020		$9,190	HKD	72,072	48	0
BSH	01/2020	BRL	109,400		$27,604	408	0
	01/2020	MXN	507,611		26,226	0	(523)
	01/2020		$27,142	BRL	109,400	54	0
	05/2020		21,465	MXN	421,021	403	0
CBK	01/2020	BRL	56,900		$14,002	0	(143)
	01/2020	CLP	14,183		19	0	0
	01/2020	COP	6,906,763		2,065	0	(35)
	01/2020	DKK	29,675		4,411	0	(44)
	01/2020	ILS	2,511		726	0	(2)
	01/2020	JPY	3,400,721		31,306	17	(16)
	01/2020	MXN	332,367		17,228	0	(304)
	01/2020	NOK	50,108		5,563	0	(145)
	01/2020		$14,916	BRL	56,900	0	(771)
	01/2020		3,894	CLP	2,942,621	44	(24)
	01/2020		1,020	EUR	919	11	0
	01/2020		2,811	GBP	2,160	50	0
	01/2020		362	KRW	430,454	11	0
	01/2020		672	MXN	13,161	22	0
	02/2020	COP	9,048,871		$2,666	0	(82)
	02/2020	PEN	21,543		6,384	0	(109)
	02/2020		$5,266	COP	18,253,370	278	0
	02/2020	ZAR	1,951		$132	0	(7)
	03/2020	CNH	72,042		10,209	0	(122)
	03/2020	KRW	31,113,857		26,519	0	(452)
	03/2020	RON	3,976	EUR	801	0	(26)
	03/2020		$2,184	PEN	7,418	50	0
	04/2020		348	MXN	6,857	8	0
	06/2020		16,326		321,867	288	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

DUB	03/2020	CNH	13,450		$1,867	0	(62)
	03/2020		$7,026	CNH	50,196	173	0
	03/2020		44,582	IDR	637,256,705	1,203	0
FBF	01/2020		403	KRW	477,958	11	0
GLM	01/2020	BRL	79,888		$19,820	0	(39)
	01/2020	CLP	223,566		298	1	0
	01/2020	MXN	11,000		570	0	(11)
	01/2020		$20,385	BRL	79,888	258	(784)
	01/2020		135,804	CHF	135,029	3,758	0
	01/2020		167	CLP	131,137	7	0
	01/2020		2,001	DKK	13,570	36	0
	02/2020	COP	2,291,962		$675	0	(21)
	02/2020		$6,618	RUB	424,443	188	0
	03/2020	EUR	812	RON	3,949	8	0
	03/2020	MYR	35,192		$8,405	0	(212)
	03/2020		$24,783	MYR	103,854	646	0
HUS	01/2020	BRL	3,686		$900	0	(16)
	01/2020	CAD	5,645		4,265	0	(83)
	01/2020	CHF	9,630		9,739	0	(216)
	01/2020	CLP	2,970,619		4,104	152	0
	01/2020	CZK	17,340		756	0	(9)
	01/2020	DKK	54,570		8,138	0	(53)
	01/2020	EUR	1,270		1,418	0	(7)
	01/2020	GBP	6,993		9,118	0	(147)
	01/2020	KRW	1,982,234		1,709	0	(6)
	01/2020	MXN	134,120		6,941	0	(133)
	01/2020	NZD	2,811		1,852	0	(40)
	01/2020	SEK	9,395		992	0	(11)
	01/2020		$2,810	AUD	4,075	51	0
	01/2020		914	BRL	3,685	2	0
	01/2020		2,605	CLP	1,960,698	17	(13)
	01/2020		2,794	GBP	2,094	0	(20)
	01/2020		884	KRW	1,052,844	27	0
	01/2020		26,153	RUB	1,728,736	1,650	0
	02/2020	KRW	6,766,748		$5,700	0	(160)
	02/2020		$4	HUF	1,156	0	0
	03/2020	CNH	77,935		$10,941	0	(235)
	03/2020		$27,861	CNH	196,749	355	0
	03/2020		690	IDR	9,838,020	17	0
	03/2020		1,711	KRW	1,982,234	7	0
	04/2020		11,746	INR	861,921	203	0
	05/2020		6,836	MXN	134,120	130	0
IND	01/2020		1,644	SEK	15,405	2	0
JPM	01/2020	DKK	31,910		$4,727	0	(63)
	01/2020		$3,901	EUR	3,513	41	0
	01/2020		22,035	MXN	442,826	1,321	0
	02/2020	PLN	10,729		$2,799	0	(30)
	05/2020	INR	428,659		5,949	11	0
MYI	01/2020	AUD	2,069		1,421	0	(31)
	01/2020	DKK	25,555		3,796	0	(40)
	01/2020	NZD	5,228		3,462	0	(57)
	01/2020	SEK	259		27	0	0
	01/2020		$7,206	CAD	9,551	149	0
	01/2020		65,937	DKK	440,940	251	0
	01/2020		7,113	JPY	772,655	4	(3)
	01/2020		6,527	NOK	58,801	171	0
	03/2020	RON	3,982	EUR	801	0	(27)
	03/2020		$8,730	RUB	567,294	336	0
	04/2020	DKK	392,170		$59,064	0	(168)
	06/2021		$92	EUR	72	0	(9)
RBC	01/2020		974	CHF	954	12	0
RYL	01/2020	CLP	1,147,865		$1,507	0	(20)
	01/2020		$1,697	CLP	1,296,211	27	0
	02/2020	COP	3,391		$1	0	0
	03/2020	CNH	582,843		80,828	0	(2,756)
	03/2020	EUR	865	RON	4,198	6	0
SCX	01/2020		2,501		$2,779	0	(27)
	01/2020	SEK	17,785		1,865	0	(35)
	01/2020		$4,177	AUD	6,119	118	0
	01/2020		1,480	CHF	1,459	28	0
	01/2020		2,795	NZD	4,293	96	0
	01/2020		1,404	SEK	13,356	22	0
	02/2020		2,327	PLN	9,123	78	0
	03/2020	CNH	229,224		$31,991	0	(882)
	03/2020	TWD	105,114		3,467	0	(67)
	03/2020		$2,090	CNY	14,717	19	0
	09/2020	HKD	70,605		$8,984	0	(66)
SSB	01/2020	BRL	67,670		16,676	0	(146)
	01/2020		$1,565	AUD	2,262	23	0
	01/2020		13,941	BRL	58,889	698	0
	01/2020		139,329	NOK	1,277,721	6,215	0
	02/2020		16,655	BRL	67,670	152	0
	03/2020		4,453	CNY	31,954	126	0
	05/2020	INR	429,397		$5,973	25	0
TOR	01/2020	CHF	498		505	0	(10)
	01/2020	CLP	984,309		1,318	9	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

	01/2020	NOK	4,865		530	0	(24)
	01/2020		$1,437	CLP	1,143,090	83	0
	01/2020		1,517	NOK	13,435	14	0
UAG	01/2020	JPY	2,979,700		$27,285	0	(143)
	01/2020		$120,198	CAD	159,983	3,011	0
	01/2020		14,206	NZD	22,093	668	0
	03/2020	CNH	161		$23	0	0
	03/2020	EUR	1,675	RON	8,155	17	0
Total Forward Foreign Currency Contracts						$37,227	$(11,327)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC AUD versus USD		$0.580	01/17/2020	160,000	$11	$0
	Put - OTC AUD versus USD		0.600	02/14/2020	48,000	3	0
	Put - OTC GBP versus USD		1.080	01/23/2020	50,000	6	0
	Call - OTC USD versus CAD	CAD	1.440	01/10/2020	50,000	5	0
	Call - OTC USD versus CHF	CHF	1.070	01/29/2020	40,000	4	0
	Call - OTC USD versus NOK	NOK	10.700	01/09/2020	120,000	12	0
HUS	Put - OTC EUR versus NOK		9.900	01/20/2020	6,170	12	56
	Call - OTC USD versus CAD	CAD	1.470	02/04/2020	60,000	6	0
	Put - OTC USD versus CNH	CNH	6.900	03/06/2020	41,046	125	138
						$184	$194

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.175%	09/15/2021	3,700	$153	$239
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.779	08/19/2020	5,600	294	516
FBF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.733	08/26/2021	5,100	377	618
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.005	06/08/2020	4,300	172	211
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.984	06/09/2020	2,300	88	120
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.752	08/23/2021	4,400	326	521
							$1,410	$2,225

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 01/01/2050	$73.000	01/07/2020	26,900	$1	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2050	76.500	01/07/2020	12,000	0	0
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 01/01/2050	73.000	01/07/2020	15,500	1	0
					$2	$0
Total Purchased Options					$1,596	$2,419

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475%	02/19/2020	3,000	$(1)	$(5)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.725	02/19/2020	3,000	(2)	(1)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	4,900	(3)	(4)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	1,800	(1)	(3)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	4,900	(5)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,800	(2)	0
BPS	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	2,800	(4)	0
	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475	02/19/2020	2,600	(1)	(4)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.800	02/19/2020	2,600	(1)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	02/19/2020	2,300	(1)	(3)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	2,000	(1)	(5)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	4,200	(7)	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	2,700	(4)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	3,300	(3)	(5)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	3,400	(4)	(1)
BRC	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	1,500	(1)	(3)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	1,500	(3)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	7,000	(4)	(6)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	7,000	(8)	(2)
CBK	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	2,800	(4)	0
	Put - OTC CDX.IG-33 5-Year Index	Sell	1.000	01/15/2020	4,100	(4)	0
CKL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	2,500	(2)	(6)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.850	02/19/2020	2,500	(3)	0
DBL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	3,200	(2)	(6)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	3,200	(5)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	02/19/2020	1,800	(1)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	02/19/2020	1,800	(2)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	1,600	(1)	(3)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,500	(2)	0
FBF	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	3,000	(3)	0
GST	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	3,200	(3)	(5)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	3,200	(3)	(1)
JLN	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	1,700	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	1,700	(2)	(1)
JPM	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	1,800	(2)	(3)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,800	(2)	0
MEI	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	1,200	(1)	(3)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	1,200	(1)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	1,400	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,400	(2)	0
						$(103)	$(76)

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Put - OTC GBP versus USD		$1.285	01/17/2020	5,210	$(42)	$(4)
	Put - OTC GBP versus USD		1.283	01/24/2020	5,264	(42)	(6)
HUS	Call - OTC USD versus CNH	CNH	7.140	03/06/2020	20,523	(127)	(41)
SCX	Put - OTC USD versus CNH		6.950	01/15/2020	6,559	(17)	(18)
	Call - OTC USD versus CNH		7.080	01/15/2020	6,559	(19)	(2)
						$(247)	$(71)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	5,300	$(68)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.570%	02/25/2020	38,100	$(85)	$(24)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.570	02/25/2020	38,100	(85)	(99)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.880	09/15/2021	30,800	(153)	(226)
DUB	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.456	08/19/2020	46,600	(294)	(432)
FBF	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.399	08/26/2021	42,400	(377)	(624)
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.540	02/24/2020	31,100	(72)	(15)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.540	02/24/2020	31,100	(72)	(95)
MYC	Put - OTC 1-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Pay	1.600	06/08/2020	103,200	(172)	(191)
	Put - OTC 1-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Pay	1.600	06/09/2020	55,200	(88)	(101)
	Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	0.047	06/29/2020	2,311,000	(8)	(30)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.448	08/23/2021	36,600	(326)	(505)
							$(1,732)	$(2,342)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor (2)	0.000%	3-Month USD-LIBOR	10/07/2022	23,250	$(24)	$(11)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

Call - OTC 1-Year Interest Rate Floor (2)	0.000	3-Month USD-LIBOR	10/11/2022	12,500	(12)	(6)
					$(36)	$(17)
Total Written Options					$(2,186)	$(2,506)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)

									Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.085%	$600	$(21)	$7	$0	$(14)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.085	4,700	(168)	61	0	(107)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.141	3,900	(96)	(19)	0	(115)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.189	2,200	(42)	(20)	0	(62)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.085	1,600	(55)	19	0	(36)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.141	5,800	(146)	(25)	0	(171)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.085	2,600	(92)	33	0	(59)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.189	3,700	(72)	(31)	0	(103)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.085	3,200	(113)	40	0	(73)
HUS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.085	4,200	(142)	47	0	(95)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.141	2,200	(55)	(10)	0	(65)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.141	2,700	(65)	(15)	0	(80)
							$(1,067)	$87	$0	$(980)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(4)

									Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	South Africa Government International Bond	1.000%	Quarterly	06/20/2023	1.229%	$300	$(15)	$13	$0	$(2)
CBK	South Africa Government International Bond	1.000	Quarterly	06/20/2023	1.229	300	(15)	13	0	(2)
GST	South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.501	2,200	(97)	51	0	(46)
JPM	South Africa Government International Bond	1.000	Quarterly	06/20/2023	1.229	300	(17)	15	0	(2)
							$(144)	$92	$0	$(52)

CROSS-CURRENCY SWAPS

										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)		Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	AUD	10,400	$7,176	$2	$136	$138	$0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.172% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/23/2030	EUR	8,300	9,296	(42)	47	5	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	AUD	10,600	7,314	(40)	182	142	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.181% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	02/18/2030	EUR	4,600	5,060	4	87	91	0
MYI	Floating rate equal to 3-Month EUR-EURIBOR less 0.162% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/18/2030		4,200	4,696	(26)	43	17	0
								$(102)	$495	$393	$0

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year ILS-TELBOR	1.780%	Annual	05/01/2029	ILS	3,000	$0	$84	$84	$0
BPS	Pay	1-Year ILS-TELBOR	1.180	Annual	01/30/2024		13,500	0	179	179	0
CBK	Pay	1-Year ILS-TELBOR	1.755	Annual	04/29/2029		5,000	0	137	137	0
GLM	Pay	1-Year ILS-TELBOR	1.780	Annual	04/22/2029		4,500	0	127	127	0
	Pay	1-Year ILS-TELBOR	1.779	Annual	04/30/2029		4,500	0	126	126	0
HUS	Pay	1-Year ILS-TELBOR	1.774	Annual	04/25/2029		6,000	0	167	167	0
JPM	Pay	1-Year ILS-TELBOR	1.775	Annual	04/25/2029		5,100	2	141	143	0
								$2	$961	$963	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.908% (3-Month USD-LIBOR)	Maturity	03/20/2020	$6,400	$39	$(549)	$0	$(510)
FBF	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.908% (3-Month USD-LIBOR)	Maturity	03/20/2020	8,200	24	(205)	0	(181)
GST	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.908% (3-Month USD-LIBOR)	Maturity	03/20/2020	13,400	25	(214)	0	(189)
MYC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.908% (3-Month USD-LIBOR)	Maturity	03/20/2020	8,100	24	(185)	0	(161)
								$112	$(1,153)	$0	$(1,041)
Total Swap Agreements								$(1,199)	$482	$1,356	$(2,073)

(n)	Securities with an aggregate market value of $5,042 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	The underlying instrument has a forward starting effective date.
(3)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$866	$0	$866
Australia
Asset-Backed Securities	0	681	0	681
Corporate Bonds & Notes	0	4,447	0	4,447
Non-Agency Mortgage-Backed Securities	0	5,663	0	5,663
Brazil
Corporate Bonds & Notes	0	4,635	0	4,635
Loan Participations and Assignments	0	0	1,008	1,008
Canada
Corporate Bonds & Notes	0	10,679	0	10,679
Non-Agency Mortgage-Backed Securities	0	3,934	0	3,934
Sovereign Issues	0	4,645	0	4,645
Cayman Islands
Asset-Backed Securities	0	31,038	0	31,038
Corporate Bonds & Notes	0	9,818	0	9,818
China
Sovereign Issues	0	86,188	0	86,188
Denmark
Corporate Bonds & Notes	0	72,861	0	72,861
France
Corporate Bonds & Notes	0	11,734	0	11,734
Sovereign Issues	0	32,880	0	32,880
Germany
Corporate Bonds & Notes	0	18,427	0	18,427
Guernsey, Channel Islands
Corporate Bonds & Notes	0	1,256	0	1,256
Hong Kong
Corporate Bonds & Notes	0	1,682	0	1,682
India
Corporate Bonds & Notes	0	2,241	0	2,241
Indonesia
Corporate Bonds & Notes	0	630	0	630
Sovereign Issues	0	1,204	0	1,204
Ireland
Asset-Backed Securities	0	12,849	0	12,849
Corporate Bonds & Notes	0	2,395	0	2,395
Israel
Sovereign Issues	0	2,121	0	2,121
Italy
Corporate Bonds & Notes	0	12,661	0	12,661
Sovereign Issues	0	43,947	0	43,947
Japan
Corporate Bonds & Notes	0	20,027	0	20,027
Sovereign Issues	0	191,423	0	191,423
Jersey, Channel Islands
Corporate Bonds & Notes	0	1,193	0	1,193
Kuwait
Sovereign Issues	0	8,259	0	8,259
Lithuania
Sovereign Issues	0	4,346	0	4,346
Luxembourg
Corporate Bonds & Notes	0	4,756	0	4,756
Netherlands
Asset-Backed Securities	0	9,421	0	9,421
Corporate Bonds & Notes	0	17,139	0	17,139
Preferred Securities	0	715	0	715
Norway
Corporate Bonds & Notes	0	2,838	0	2,838
Sovereign Issues	0	1,441	0	1,441
Peru
Sovereign Issues	0	9,990	0	9,990
Poland
Corporate Bonds & Notes	0	452	0	452
Sovereign Issues	0	4,527	0	4,527
Qatar
Loan Participations and Assignments	0	0	7,014	7,014
Sovereign Issues	0	21,179	0	21,179
Russia
Sovereign Issues	0	3,060	0	3,060
Saudi Arabia
Corporate Bonds & Notes	0	1,112	0	1,112

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

Sovereign Issues	0	13,389	0	13,389
Singapore
Corporate Bonds & Notes	0	6,957	0	6,957
Slovenia
Sovereign Issues	0	5,855	0	5,855
South Africa
Sovereign Issues	0	1,103	0	1,103
South Korea
Sovereign Issues	0	27,237	0	27,237
Spain
Corporate Bonds & Notes	0	5,941	0	5,941
Preferred Securities	0	1,131	0	1,131
Sovereign Issues	0	75,662	0	75,662
Supranational
Corporate Bonds & Notes	0	1,471	0	1,471
Sweden
Corporate Bonds & Notes	0	1,730	0	1,730
Switzerland
Corporate Bonds & Notes	0	11,893	0	11,893
Sovereign Issues	0	2,197	0	2,197
United Arab Emirates
Corporate Bonds & Notes	0	1,627	0	1,627
Sovereign Issues	0	2,414	0	2,414
United Kingdom
Corporate Bonds & Notes	0	106,485	0	106,485
Non-Agency Mortgage-Backed Securities	0	58,182	0	58,182
Preferred Securities	0	523	0	523
Sovereign Issues	0	14,653	0	14,653
United States
Asset-Backed Securities	0	36,678	0	36,678
Corporate Bonds & Notes	0	129,700	0	129,700
Loan Participations and Assignments	0	1,478	0	1,478
Municipal Bonds & Notes	0	340	0	340
Non-Agency Mortgage-Backed Securities	0	90,958	0	90,958
Preferred Securities	0	2,108	0	2,108
U.S. Government Agencies	0	414,794	0	414,794
U.S. Treasury Obligations	0	121,703	0	121,703
Short-Term Instruments
Repurchase Agreements	0	3,707	0	3,707
Argentina Treasury Bills	0	14	0	14
Czech Republic Treasury Bills	0	1,323	0	1,323
Japan Treasury Bills	0	8,562	0	8,562
Mexico Treasury Bills	0	5,694	0	5,694
U.S. Treasury Bills	0	474	0	474
	$0	$1,837,343	$8,022	$1,845,365
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$85,944	$0	$0	$85,944
Total Investments	$85,944	$1,837,343	$8,022	$1,931,309
Short Sales, at Value - Liabilities
Canada
Sovereign Issues	$0	$(16,266)	$0	$(16,266)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,274	1,114	0	2,388
Over the counter	0	41,002	0	41,002
	$1,274	$42,116	$0	$43,390
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(814)	(2,266)	0	(3,080)
Over the counter	0	(15,906)	0	(15,906)
	$(814)	$(18,172)	$0	$(18,986)
Total Financial Derivative Instruments	$460	$23,944	$0	$24,404
Totals	$86,404	$1,845,021	$8,022	$1,939,447

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Consolidated Schedule of Investments PIMCO International Portfolio	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.6% ¤
AUSTRIA 4.2%
SOVEREIGN ISSUES 4.2%
Republic of Austria Government Bond
3.500% due 09/15/2021	EUR	20,000	$24,007
Total Austria (Cost $23,989)			24,007
CANADA 1.5%
SOVEREIGN ISSUES 1.5%
Province of Quebec 6.250% due 06/01/2032	CAD	8,000	8,684
Total Canada (Cost $6,800)			8,684
DENMARK 23.9%
CORPORATE BONDS & NOTES 23.9%
Jyske Realkredit A/S 1.000% due 04/01/2020	DKK	300,000	45,203
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2020		300,000	45,886
Nykredit Realkredit A/S
1.000% due 07/01/2020		300,000	45,375
Total Denmark (Cost $136,384)			136,464
FINLAND 4.1%
SOVEREIGN ISSUES 4.1%
Finland Government Bond
3.500% due 04/15/2021	EUR	20,000	23,625
Total Finland (Cost $23,592)			23,625
SPAIN 23.8%
SOVEREIGN ISSUES 23.8%
Spain Government International Bond
0.600% due 10/31/2029	EUR	22,100	25,124
1.400% due 07/30/2028		9,500	11,597
1.450% due 04/30/2029		53,400	65,488
1.850% due 07/30/2035		18,300	23,494
2.700% due 10/31/2048		7,000	10,444
Total Spain (Cost $135,499)			136,147
UNITED STATES 5.5%
ASSET-BACKED SECURITIES 1.6%
Amortizing Residential Collateral Trust 2.492% due 10/25/2031 ●		$224	223
Argent Securities Trust 1.882% due 07/25/2036 ●		1,399	598
Asset-Backed Funding Certificates Trust 2.492% due 06/25/2034 ●		392	391
Asset-Backed Securities Corp. Home Equity Loan Trust 1.872% due 05/25/2037 ●		48	36
Bear Stearns Asset-Backed Securities Trust
2.282% due 06/25/2036 ●		2	2
2.452% due 10/25/2032 ●		61	61
CIT Group Home Equity Loan Trust 2.332% due 06/25/2033 ●		12	12
Countrywide Asset-Backed Certificates 2.532% due 05/25/2032 ●		105	103
Credit Suisse First Boston Mortgage Securities Corp. 2.412% due 01/25/2032 ●		96	94
Credit-Based Asset Servicing & Securitization Trust
1.852% due 11/25/2036 ●		39	24

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	December 31, 2019 (Unaudited)

1.862% due 01/25/2037 ^●	303	138
Home Equity Asset Trust 2.392% due 11/25/2032 ●	1	1
HSI Asset Securitization Corp. Trust 1.842% due 10/25/2036 ●	28	14
Lehman XS Trust 1.942% due 04/25/2037 ^●	16	16
Long Beach Mortgage Loan Trust 2.352% due 10/25/2034 ●	28	27
Merrill Lynch Mortgage Investors Trust 1.872% due 09/25/2037 ●	40	23
Morgan Stanley ABS Capital, Inc. Trust
1.852% due 05/25/2037 ●	63	58
1.892% due 11/25/2036 ●	7,497	4,816
SLM Student Loan Trust 3.440% due 04/25/2023 ●	2,553	2,561
Soundview Home Loan Trust 1.852% due 11/25/2036 ●	267	111
Structured Asset Securities Corp. Mortgage Loan Trust 3.191% due 04/25/2035 ●	6	6
Washington Mutual Asset-Backed Certificates Trust 1.852% due 10/25/2036 ●	28	15
		9,330
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.5%
Bear Stearns ALT-A Trust
3.618% due 01/25/2036 ^~	801	830
3.923% due 08/25/2036 ^~	30	27
Citigroup Mortgage Loan Trust 4.521% due 08/25/2035 ~	26	27
Countrywide Alternative Loan Trust
1.945% due 02/20/2047 ^●	4,964	3,951
1.952% due 02/25/2047 ●	109	106
1.975% due 03/20/2046 ●	419	391
2.072% due 12/25/2035 ●	226	225
2.072% due 02/25/2037 ●	126	118
2.092% due 08/25/2035 ●	356	350
2.092% due 12/25/2035 ●	896	817
2.142% due 09/25/2035 ●	1,239	1,231
2.312% due 12/25/2035 ●	45	45
Countrywide Home Loan Mortgage Pass-Through Trust
2.252% due 05/25/2035 ●	137	127
2.372% due 03/25/2035 ^●	569	498
2.372% due 04/25/2035 ●	4	4
2.392% due 03/25/2035 ●	43	39
2.432% due 03/25/2035 ●	3,046	2,832
2.452% due 02/25/2035 ●	10	10
2.552% due 09/25/2034 ●	8	8
4.171% due 08/25/2034 ^~	7	7
Credit Suisse First Boston Mortgage Securities Corp. 6.500% due 04/25/2033	10	11
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 1.892% due 10/25/2036 ^●	3	2
Downey Savings & Loan Association Mortgage Loan Trust
1.974% due 03/19/2045 ●	363	363
2.024% due 08/19/2045 ●	159	156
2.094% due 09/19/2045 ●	1,516	1,249
GreenPoint Mortgage Funding Trust 2.252% due 06/25/2045 ●	1,565	1,469
HarborView Mortgage Loan Trust
2.004% due 03/19/2036 ^●	1,203	1,158
2.074% due 11/19/2035 ●	242	233
2.105% due 06/20/2035 ●	56	56
2.213% due 06/19/2035 ●	294	297
2.244% due 01/19/2036 ^●	49	46
2.264% due 01/19/2036 ●	1,941	1,547
2.424% due 09/19/2035 ●	17	16
Nomura Asset Acceptance Corp. Alternative Loan Trust 3.649% due 10/25/2035 ~	18	18
Residential Accredit Loans, Inc. Trust 2.002% due 04/25/2046 ●	140	59
Sequoia Mortgage Trust
2.114% due 10/19/2026 ●	5	5
2.115% due 07/20/2033 ●	577	569
2.802% due 10/20/2034 ●	194	196
Structured Asset Mortgage Investments Trust 2.344% due 07/19/2034 ●	3	3
Thornburg Mortgage Securities Trust 2.332% due 03/25/2044 ●	77	75
WaMu Mortgage Pass-Through Certificates Trust
2.082% due 10/25/2045 ●	22	21
2.102% due 01/25/2045 ●	12	12
2.350% due 02/27/2034 ●	6	6
2.432% due 01/25/2045 ●	13	13
2.432% due 07/25/2045 ●	11	11

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	December 31, 2019 (Unaudited)

2.627% due 10/25/2046 ●		37	36
2.627% due 11/25/2046 ●		369	371
3.137% due 12/25/2046 ●		126	127
3.439% due 11/25/2042 ●		2	2
3.639% due 08/25/2042 ●		10	10
			19,780
U.S. GOVERNMENT AGENCIES 0.4%
Fannie Mae
1.912% due 03/25/2034 ●		5	5
1.942% due 08/25/2034 ●		3	3
2.058% due 09/25/2042 ●		27	27
2.192% due 06/25/2029 ●		2	1
3.517% due 12/01/2034 ●		4	4
4.381% due 12/01/2030 ●		2	2
4.537% due 11/01/2034 ●		16	17
6.000% due 07/25/2044		15	16
7.000% due 09/25/2023		6	6
Freddie Mac
1.858% due 09/25/2035 ●		1,251	1,245
1.932% due 09/25/2031 ●		19	19
2.190% due 12/15/2031 ●		1	1
3.378% due 02/25/2045 ●		28	28
3.439% due 10/25/2044 ●		59	60
3.639% due 07/25/2044 ●		17	17
4.605% due 10/01/2036 ●		17	18
6.500% due 07/15/2028		170	195
Ginnie Mae
3.250% (H15T1Y + 1.500%) due 08/20/2022 - 09/20/2026 ~		70	72
3.875% (H15T1Y + 1.500%) due 04/20/2022 - 05/20/2026 ~		39	40
3.875% due 04/20/2030 - 06/20/2030 ●		285	295
4.000% (H15T1Y + 1.500%) due 03/20/2022 - 02/20/2025 ~		28	29
4.125% (H15T1Y + 1.500%) due 11/20/2022 - 10/20/2024 ~		37	37
4.125% due 11/20/2024 ●		56	56
6.000% due 08/20/2034		371	415
Small Business Administration
4.625% due 02/01/2025		12	13
5.090% due 10/01/2025		5	5
			2,626
Total United States (Cost $37,375)			31,736
SHORT-TERM INSTRUMENTS 28.6%
REPURCHASE AGREEMENTS (d) 2.3%			12,995
SHORT-TERM NOTES 0.1%
Federal Home Loan Bank
1.576% due 01/06/2020 (b)(c)		$200	200
1.741% due 01/03/2020 (b)(c)		300	300
1.852% due 01/02/2020 (b)(c)		100	100
			600
BELGIUM TREASURY BILLS 7.9%
(0.651)% due 05/14/2020 (b)(c)	EUR	40,000	44,973
NETHERLANDS TREASURY BILLS 7.9%
(0.679)% due 03/31/2020 (b)(c)		40,000	44,943
U.K. TREASURY BILLS 8.1%
0.655% due 06/22/2020 (b)(c)	GBP	35,000	46,205
U.S. TREASURY BILLS 2.3%
1.561% due 01/16/2020 - 03/26/2020 (a)(b)(f)(h)		$13,351	13,329
Total Short-Term Instruments (Cost $162,405)			163,045
Total Investments in Securities (Cost $526,044)			523,708
		SHARES
INVESTMENTS IN AFFILIATES 8.5%
SHORT-TERM INSTRUMENTS 8.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.5%
PIMCO Short-Term Floating NAV Portfolio III		4,893,146	48,408

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	December 31, 2019 (Unaudited)

Total Short-Term Instruments (Cost $48,403)	48,408
Total Investments in Affiliates (Cost $48,403)	48,408
Total Investments 100.1% (Cost $574,447)	$572,116
Financial Derivative Instruments (e)(g) (1.0)%(Cost or Premiums, net $(3,497))	(5,472)
Other Assets and Liabilities, net 0.9%	5,141
Net Assets 100.0%	$571,785

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	December 31, 2019 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security.  Rate shown is the rate in effect as of period end.  Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions.  Reference rate is as of reset date, which may vary by security.  These securities may not indicate a reference rate and/or spread in their description.

●

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	1.630%	12/31/2019	01/02/2020	$5,000	U.S. Treasury Bonds 3.000% due 05/15/2045	$(5,052)	$5,000	$5,001
NOM	1.650	12/31/2019	01/02/2020	3,400	U.S. Treasury Bonds 3.125% due 02/15/2043	(3,447)	3,400	3,400
RDR	1.600	12/31/2019	01/02/2020	1,000	U.S. Treasury Notes 2.625% due 03/31/2025	(1,021)	1,000	1,000
SSB	0.650	12/31/2019	01/02/2020	195	U.S. Treasury Notes 2.000% due 08/31/2021(2)	(199)	195	195
TDM	1.580	12/31/2019	01/02/2020	3,400	U.S. Treasury Inflation Protected Securities 2.125% due 02/15/2041	(3,459)	3,400	3,400
Total Repurchase Agreements						$(13,178)	$12,995	$12,996

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

The average amount of borrowings outstanding during the period ended December 31, 2019 was $(392) at a weighted average interest rate of 1.860%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin(3)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor March Futures	03/2020	2,000	$563,009	$(86)	$28	$(28)
Australia Government 10-Year Bond March Futures	03/2020	1,355	135,935	(881)	0	(880)
Call Options Strike @ EUR 185.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	180	2	0	0	0
Call Options Strike @ EUR 188.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	87	1	0	0	0
Call Options Strike @ EUR 189.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	3,102	35	(2)	0	0
Call Options Strike @ GBP 162.000 United Kingdom Gilt March 2020 Futures (1)	02/2020	130	0	(2)	0	0
Call Options Strike @ GBP 165.000 United Kingdom Gilt March 2020 Futures (1)	02/2020	626	0	(9)	0	0
Call Options Strike @ GBP 170.000 United Kingdom Gilt March 2020 Futures (1)	02/2020	580	0	(8)	0	0
Canada Government 10-Year Bond March Futures	03/2020	1,285	136,045	(259)	307	(566)
Euro-BTP Italy Government Bond March Futures	03/2020	4,303	687,608	(825)	0	(2,101)
Euro-Bund 10-Year Bond March Futures	03/2020	2,442	467,005	(7,882)	0	(5,197)
Euro-Buxl 30-Year Bond March Futures	03/2020	83	18,469	(484)	0	(285)
Put Options Strike @ EUR 100.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	476	5	0	0	0
Put Options Strike @ EUR 101.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	4,224	47	(3)	0	0
Put Options Strike @ EUR 103.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	40	0	0	0	0
Put Options Strike @ EUR 157.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	4,347	49	(2)	0	0

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	December 31, 2019 (Unaudited)

Put Options Strike @ EUR 161.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	80	1	0	0	0
				$(10,443)	$335	$(9,057)

SHORT FUTURES CONTRACTS

					Variation Margin(3)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	12/2020	1,025	$(288,485)	$605	$14	$0
3-Month Euribor September Futures	09/2020	891	(250,796)	613	13	0
Euro-OAT France Government 10-Year Bond March Futures	03/2020	1,195	(218,182)	3,185	3,416	0
United Kingdom Long Gilt March Futures	03/2020	515	(89,623)	841	1,922	(389)
				$5,244	$5,365	$(389)
Total Futures Contracts				$(5,199)	$5,700	$(9,446)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	2.100%	Semi-Annual	12/13/2027	CAD	3,000	$(60)	$57	$(3)	$0	$(14)
Receive	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029		154,000	(3,732)	124	(3,608)	170	0
Receive	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	12/18/2029	AUD	173,800	(3,502)	740	(2,762)	790	0
Receive(2)	6-Month EUR-EURIBOR	0.500	Annual	03/18/2022	EUR	215,400	106	985	1,091	67	0
Receive(2)	6-Month EUR-EURIBOR	0.500	Annual	03/18/2025		138,400	880	2,325	3,205	319	0
Pay(2)	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		71,100	(3,079)	69	(3,010)	80	0
Pay(2)	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		$95,300	(379)	(736)	(1,115)	0	(534)
Pay(2)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2025	GBP	37,400	15	(350)	(335)	0	(53)
Receive(2)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030		140,400	3,822	1,102	4,924	311	(233)
Receive(2)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050		28,300	689	2,885	3,574	600	0
Receive(2)	6-Month GBP-LIBOR	1.000	Semi-Annual	06/17/2050		55,200	1,016	1,160	2,176	1,233	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	2,570,000	(145)	(259)	(404)	0	(18)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		16,180,000	(639)	(1,905)	(2,544)	0	(58)
Pay	6-Month JPY-LIBOR	0.010	Semi-Annual	11/19/2026		3,390,000	24	(159)	(135)	14	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		530,000	12	(105)	(93)	0	(4)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		799,000	(72)	(174)	(246)	0	(7)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		9,900,000	798	(8,287)	(7,489)	0	(124)
Receive	6-Month JPY-LIBOR	0.705	Semi-Annual	10/31/2038		1,170,000	72	(862)	(790)	0	(14)
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038		830,000	0	(673)	(673)	0	(10)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		2,010,000	(94)	(1,399)	(1,493)	0	(25)
Pay	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		390,000	856	(282)	574	5	0
Total Swap Agreements							$(3,412)	$(5,744)	$(9,156)	$3,589	$(1,094)

(f)

Securities with an aggregate market value of $6,879 and cash of $49,341 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.

(1)	Future styled option.
(2)	This instrument has a forward starting effective date.
(3)	Unsettled variation margin liability of $(9) for closed futures.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2020	DKK	313,690		$46,524	$0	$(563)
	01/2020	JPY	501,191		4,606	0	(7)
	01/2020		$848	AUD	1,249	29	0
	01/2020		148,620	JPY	16,173,554	259	0
BPS	01/2020	EUR	16,082		$18,001	0	(46)
	01/2020	GBP	24,645		31,914	0	(737)
	01/2020		$22,007	EUR	19,757	164	0
	01/2020		6,032	GBP	4,559	28	(21)
	01/2020		19	JPY	2,100	0	0

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	December 31, 2019 (Unaudited)

BRC	01/2020	DKK	289,187		$42,963	0	(446)
	01/2020	EUR	165,933		183,343	0	(2,866)
	01/2020		$2,644	GBP	2,045	65	0
	01/2020		268	NOK	2,400	5	0
	04/2020		43,249	DKK	289,187	432	0
CBK	01/2020	JPY	498,008		$4,587	3	0
	01/2020	MXN	281,287		14,234	0	(602)
	01/2020		$4,548	EUR	4,096	49	0
	01/2020		2,021	GBP	1,553	36	0
	01/2020		189,030	JPY	20,527,554	39	(111)
GLM	01/2020	AUD	551		$374	0	(13)
	01/2020		$655	JPY	71,700	5	0
HUS	01/2020	EUR	20,637		$22,926	0	(233)
	01/2020	GBP	6,334		8,188	0	(204)
	01/2020	JPY	468,801		4,296	0	(19)
	01/2020		$571	AUD	827	10	0
	01/2020		4,084	JPY	446,989	30	0
	03/2020	CNH	209,824		$29,900	0	(190)
	03/2020		$238	SGD	324	4	0
IND	01/2020		15,577	JPY	1,688,600	0	(33)
JPM	01/2020		104,031	DKK	705,245	1,832	0
	01/2020		689	EUR	620	7	0
	01/2020		13,811	MXN	277,560	828	0
RYL	01/2020	DKK	101,448		$15,594	365	0
	01/2020		$191	CAD	250	2	0
	04/2020	DKK	872,597		$131,212	1,080	(1,662)
SCX	01/2020		$545	GBP	414	4	0
UAG	01/2020	CAD	11,514		$8,651	0	(217)
	01/2020	EUR	82,261		90,859	0	(1,453)
Total Forward Foreign Currency Contracts						$5,276	$(9,423)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	118.000	01/23/2020	70,000	$7	$0
BPS	Call - OTC EUR versus USD		$1.250	02/03/2020	17,500	2	0
	Call - OTC USD versus JPY	JPY	118.000	01/07/2020	126,000	12	0
	Call - OTC USD versus JPY		123.500	02/03/2020	68,000	7	0
HUS	Put - OTC USD versus CNH	CNH	6.600	02/20/2020	29,900	3	2
Total Purchased Options						$31	$2

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Italy Government International Bond	1.000%	Quarterly	06/20/2024	1.140%	$12,000	$(116)	$49	$0	$(67)
Total Swap Agreements							$(116)	$49	$0	$(67)

(h)

Securities with an aggregate market value of $6,450 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end.  Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	December 31, 2019 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Austria
Sovereign Issues	$0	$24,007	$0	$24,007
Canada
Sovereign Issues	0	8,684	0	8,684
Denmark
Corporate Bonds & Notes	0	136,464	0	136,464
Finland
Sovereign Issues	0	23,625	0	23,625
Spain
Sovereign Issues	0	136,147	0	136,147
United States
Asset-Backed Securities	0	9,330	0	9,330
Non-Agency Mortgage-Backed Securities	0	19,780	0	19,780
U.S. Government Agencies	0	2,626	0	2,626
Short-Term Instruments
Repurchase Agreements	0	12,995	0	12,995
Short-Term Notes	0	600	0	600
Belgium Treasury Bills	0	44,973	0	44,973
Netherlands Treasury Bills	0	44,943	0	44,943
U.K. Treasury Bills	0	46,205	0	46,205
U.S. Treasury Bills	0	13,329	0	13,329
	$0	$523,708	$0	$523,708
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$48,408	$0	$0	$48,408
Total Investments	$48,408	$523,708	$0	$572,116
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5,700	3,589	0	9,289
Over the counter	0	5,278	0	5,278
	$5,700	$8,867	$0	$14,567
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(9,446)	(1,094)	0	(10,540)
Over the counter	0	(9,490)	0	(9,490)
	$(9,446)	$(10,584)	$0	$(20,030)
Total Financial Derivative Instruments	$(3,746)	$(1,717)	$0	$(5,463)
Totals	$44,662	$521,991	$0	$566,653

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO Investment Grade Credit Bond Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

INVESTMENTS IN SECURITIES 122.2% ¤

LOAN PARTICIPATIONS AND ASSIGNMENTS 3.0%

AECOM Technology Corp. 3.549% (LIBOR03M + 1.750%) due 03/13/2025 ~		$3,272	$3,285
Altice France S.A. 3.000% (EUR003M + 3.000%) due 01/31/2026 ~	EUR	992	1,104
Altra Industrial Motion Corp. 3.799% (LIBOR03M + 2.000%) due 10/01/2025 ~		$3,552	3,568
American Honda Finance Corp. 2.811% (LIBOR03M + 0.850%) due 03/29/2021 «~		15,500	15,502
Ancestry.com Operations, Inc. 6.050% (LIBOR03M + 4.250%) due 08/27/2026 ~		3,284	3,236
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021 «(k)		11,430	11,726
Caesars Entertainment Operating Co. 3.799% (LIBOR03M + 2.000%) due 10/07/2024 ~		813	820
Caesars Resort Collection LLC 4.549% (LIBOR03M + 2.750%) due 12/23/2024 ~		15,974	16,018
Camelot U.S. Acquisition 1 Co. 5.049% (LIBOR03M + 3.250%) due 10/31/2026 ~		100	101
Castlelake Aircraft Securitization Trust 3.967% due 07/15/2042		6,822	6,897
CenturyLink, Inc. 4.549% (LIBOR03M + 2.750%) due 01/31/2025 ~		3,641	3,660
Charter Communications Operating LLC 3.550% (LIBOR03M + 1.750%) due 02/01/2027 ~		8,061	8,122
Citadel Securities LP 5.299% (LIBOR03M + 3.500%) due 02/27/2026 «~		10,223	10,236
CityCenter Holdings LLC 4.049% (LIBOR03M + 2.250%) due 04/18/2024 ~		5,048	5,076
CommScope, Inc. 5.049% (LIBOR03M + 3.250%) due 04/06/2026 ~		3,292	3,317
Coty, Inc. 3.960% (LIBOR03M + 2.250%) due 04/07/2025 ~		1,097	1,076
CPG International, Inc. 5.933% (LIBOR03M + 3.750%) due 05/05/2024 «~		11,870	11,929
CSC Holdings LLC 4.240% (LIBOR03M + 2.500%) due 04/15/2027 ~		6,123	6,163
Delos Finance SARL 3.695% (LIBOR03M + 1.750%) due 10/06/2023 ~		30,450	30,605
Diamond Resorts Corp. 5.549% (LIBOR03M + 3.750%) due 09/02/2023 ~		8,049	7,883
Diamond Sports Group LLC 5.030% (LIBOR03M + 3.250%) due 08/24/2026 ~		17,456	17,456
Encina Private Credit LLC 4.740% (LIBOR03M + 3.000%) due 11/30/2025 «~		10,302	10,302
FrontDoor, Inc. 4.299% - 4.313% (LIBOR03M + 2.500%) due 08/16/2025 ~		5,148	5,167
Genesee & Wyoming, Inc. TBD% due 11/06/2026		3,600	3,639
HCA, Inc. 3.549% (LIBOR03M + 1.750%) due 03/18/2026 ~		1,331	1,340
Intelsat Jackson Holdings S.A. 5.682% (LIBOR03M + 3.750%) due 11/27/2023 ~		15,600	15,651
Iridium Satellite LLC 5.549% (LIBOR03M + 3.750%) due 11/04/2026 ~		3,700	3,753
Jefferies Finance LLC 5.500% (LIBOR03M + 3.750%) due 06/03/2026 ~		9,457	9,448
Level 3 Parent LLC 3.549% (LIBOR03M + 1.750%) due 03/01/2027 ~		15,118	15,209
Marriott Ownership Resorts, Inc. 3.549% (LIBOR03M + 1.750%) due 08/29/2025 ~		5,161	5,200
MPH Acquisition Holdings LLC 4.695% (LIBOR03M + 2.750%) due 06/07/2023 ~		1,700	1,682
NCI Building Systems, Inc. 5.486% (LIBOR03M + 3.750%) due 04/12/2025 ~		41,288	41,270
Norwegian Air Shuttle
4.110% - 4.250% (LIBOR03M + 2.000%) due 06/24/2026 «~(k)		10,563	10,275
6.610% - 6.750% (LIBOR03M + 4.500%) due 06/24/2021 «~(k)		4,057	4,040
Numericable Group S.A. 3.000% (EUR003M + 3.000%) due 07/31/2025 ~	EUR	992	1,104
Parexel International Corp. 4.549% - 4.555% (LIBOR03M + 2.750%) due 09/27/2024 ~		$4,260	4,183
PG&E Corp.
2.250% due 12/31/2020 «µ		2,418	2,427

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

2.250% - 3.970% (LIBOR03M + 2.250%) due 12/31/2020 «~	7,250	7,277
Qatar National Bank SAQ 2.799% (LIBOR03M + 0.900%) due 12/22/2020 «~	5,000	5,010
RPI Finance Trust 3.799% (LIBOR03M + 2.000%) due 03/27/2023 ~	13,709	13,836
Sotera Health Holdings LLC 6.289% (LIBOR03M + 4.500%) due 12/11/2026 ~	3,900	3,918
SS&C Technologies Holdings Europe SARL 4.049% (LIBOR03M + 2.250%) due 04/16/2025 ~	2,020	2,035
SS&C Technologies, Inc. 4.049% (LIBOR03M + 2.250%) due 04/16/2025 ~	7,554	7,622
State Of Qatar 2.721% - 2.996% (LIBOR03M + 0.800%) due 12/21/2020 «~	4,500	4,500
State of Qatar 2.996% (LIBOR03M + 0.800%) due 12/21/2020 «~	4,500	4,500
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~	25,300	25,499
Sunshine Luxembourg SARL 6.195% (LIBOR03M + 4.250%) due 10/01/2026 ~	14,300	14,455
Toyota Motor Credit Corp.
2.525% (LIBOR03M + 0.580%) due 09/28/2020 «~	23,100	23,094
2.934% (LIBOR03M + 0.830%) due 03/29/2021 «~	37,600	37,616
U.S. Renal Care, Inc. 6.813% (LIBOR03M + 5.000%) due 06/26/2026 ~	4,090	4,066
Univision Communications, Inc. 4.549% (LIBOR03M + 2.750%) due 03/15/2024 ~	7,700	7,616
USI, Inc. 5.799% (LIBOR03M + 4.000%) due 12/02/2026 «~	3,100	3,116
Western Digital Corp. 3.202% - 3.556% (LIBOR03M + 1.500%) due 02/27/2023 ~	1,520	1,525
Westmoreland Mining Holdings LLC 10.150% (LIBOR03M + 8.250%) due 03/15/2022 «~	984	994
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (b)	3,144	2,515
Total Loan Participations and Assignments (Cost $470,511)		471,664

CORPORATE BONDS & NOTES 78.0%

BANKING & FINANCE 40.0%

AerCap Ireland Capital DAC
2.875% due 08/14/2024	9,900	9,974
3.300% due 01/23/2023	750	769
3.500% due 01/15/2025	7,600	7,834
3.650% due 07/21/2027	5,400	5,563
3.875% due 01/23/2028	1,425	1,480
4.125% due 07/03/2023	15,200	16,058
4.250% due 07/01/2020	2,500	2,525
4.450% due 04/03/2026	16,600	17,816
AIA Group Ltd. 2.428% (US0003M + 0.520%) due 09/20/2021 ~	2,300	2,302
AIB Group PLC
4.263% due 04/10/2025 ●	8,900	9,425
4.750% due 10/12/2023	5,000	5,370
Air Lease Corp. 4.250% due 02/01/2024	2,390	2,564
Aircastle Ltd.
4.250% due 06/15/2026	8,800	9,316
4.400% due 09/25/2023	18,000	19,031
Alexandria Real Estate Equities, Inc.
3.450% due 04/30/2025	4,600	4,833
3.900% due 06/15/2023	5,000	5,253
4.300% due 01/15/2026	12,535	13,757
Alleghany Corp. 5.625% due 09/15/2020	1,000	1,025
Ally Financial, Inc. 3.875% due 05/21/2024	3,000	3,149
Ambac LSNI LLC 6.945% due 02/12/2023 ●	12,231	12,415
American Campus Communities Operating Partnership LP
3.300% due 07/15/2026	4,500	4,663
3.625% due 11/15/2027	500	527
American Express Co.
2.500% due 07/30/2024	8,020	8,112
2.750% due 05/20/2022	8,700	8,858
3.700% due 11/05/2021	65	67
American Financial Group, Inc. 3.500% due 08/15/2026	31,350	32,291
American Homes 4 Rent LP 4.250% due 02/15/2028	13,667	14,555
American Honda Finance Corp. 3.375% due 12/10/2021	60	62
American International Group, Inc.
4.375% due 01/15/2055	3,800	4,165
5.750% due 04/01/2048 ●	400	440

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

6.250% due 05/01/2036		1,200	1,603
American Tower Corp.
2.250% due 01/15/2022		2,000	2,006
2.750% due 01/15/2027		25,000	24,984
2.800% due 06/01/2020		1,725	1,730
2.950% due 01/15/2025		19,200	19,638
3.125% due 01/15/2027		1,850	1,894
3.375% due 05/15/2024		15,900	16,510
3.375% due 10/15/2026		2,100	2,183
3.700% due 10/15/2049		15,300	15,266
3.800% due 08/15/2029		41,430	44,319
4.000% due 06/01/2025		22,700	24,303
4.400% due 02/15/2026		7,481	8,166
Ardonagh Midco PLC 8.625% due 07/15/2023 (m)		13,100	13,029
Aroundtown S.A.
3.250% due 07/18/2027	GBP	5,000	6,937
5.375% due 03/21/2029		$1,200	1,349
Assurant, Inc.
3.197% (US0003M + 1.250%) due 03/26/2021 ~		1,584	1,584
4.200% due 09/27/2023		2,000	2,088
Athene Global Funding
3.138% (US0003M + 1.230%) due 07/01/2022 ~		23,800	24,128
4.000% due 01/25/2022		7,200	7,437
Aviation Capital Group LLC
2.857% (US0003M + 0.950%) due 06/01/2021 ~		700	703
2.875% due 01/20/2022		2,100	2,115
3.500% due 11/01/2027		13,354	13,440
3.875% due 05/01/2023		500	517
4.375% due 01/30/2024		1,700	1,791
4.875% due 10/01/2025		8,086	8,710
6.750% due 04/06/2021		700	738
7.125% due 10/15/2020		10,350	10,742
Avolon Holdings Funding Ltd.
5.250% due 05/15/2024		2,050	2,244
5.500% due 01/15/2023		2,525	2,730
AXA Equitable Holdings, Inc. 4.350% due 04/20/2028		15,400	16,718
Axis Bank Ltd. 3.250% due 05/21/2020		15,900	15,937
AXIS Specialty Finance PLC 4.000% due 12/06/2027		17,200	18,232
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 ●(i)(j)	EUR	1,200	1,473
Banco BTG Pactual S.A.
4.500% due 01/10/2025		$7,100	7,206
5.500% due 01/31/2023		17,633	18,456
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	9,000	2,744
Banco do Brasil S.A.
4.625% due 01/15/2025		$1,500	1,569
4.750% due 03/20/2024		700	736
4.875% due 04/19/2023		1,300	1,370
Banco General S.A. 4.125% due 08/07/2027		3,900	4,106
Banco Inbursa S.A. Institucion de Banca Multiple 4.375% due 04/11/2027		9,600	9,915
Banco Mercantil del Norte S.A. 6.750% due 09/27/2024 ●(i)(j)		9,000	9,365
Banco Santander Mexico S.A. 4.125% due 11/09/2022		10,000	10,413
Banco Santander S.A.
3.121% (US0003M + 1.120%) due 04/12/2023 ~		4,400	4,431
3.125% due 02/23/2023		600	612
3.848% due 04/12/2023		2,400	2,504
4.379% due 04/12/2028		3,000	3,283
Banco Votorantim S.A. 4.000% due 09/24/2022		10,000	10,200
Bancolombia S.A. 4.625% due 12/18/2029 ●(j)		5,000	5,081
Banistmo S.A. 3.650% due 09/19/2022		3,500	3,545
Bank of America Corp.
2.682% (US0003M + 0.790%) due 03/05/2024 ~		1,639	1,648
2.816% due 07/21/2023 ●		5,700	5,794
2.936% (US0003M + 1.000%) due 04/24/2023 ~		17,700	17,903
3.004% due 12/20/2023 ●		1,800	1,844
3.419% due 12/20/2028 ●		28,245	29,644
3.559% due 04/23/2027 ●		5,000	5,285
3.970% due 03/05/2029 ●		18,700	20,369
4.000% due 04/01/2024		7,980	8,550
4.271% due 07/23/2029 ●		5,000	5,555
8.050% due 06/15/2027		12,000	15,185
Bank of America N.A. 6.000% due 10/15/2036		4,600	6,291

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Bank of Ireland 7.375% due 06/18/2020 ●(i)(j)	EUR	800	927
Bank of New York Mellon Corp.
2.661% due 05/16/2023 ●		$120	122
3.000% due 02/24/2025		7,000	7,278
3.450% due 08/11/2023		3,400	3,574
Barclays Bank PLC 7.625% due 11/21/2022 (j)		37,761	42,461
Barclays PLC
2.375% due 10/06/2023 ●	GBP	1,100	1,484
3.200% due 08/10/2021		$3,200	3,246
3.250% due 02/12/2027	GBP	3,000	4,241
3.284% (US0003M + 1.380%) due 05/16/2024 ~		$23,285	23,563
3.340% (US0003M + 1.430%) due 02/15/2023 ~		13,200	13,312
3.635% (US0003M + 1.625%) due 01/10/2023 ~		6,000	6,079
3.650% due 03/16/2025		1,000	1,044
4.011% (US0003M + 2.110%) due 08/10/2021 ~		1,900	1,945
4.338% due 05/16/2024 ●		2,200	2,319
4.375% due 01/12/2026		33,865	36,687
4.610% due 02/15/2023 ●		17,400	18,175
4.972% due 05/16/2029 ●		4,587	5,170
5.088% due 06/20/2030 ●		7,500	8,361
7.250% due 03/15/2023 ●(i)(j)	GBP	8,765	12,688
7.875% due 03/15/2022 ●(i)(j)		$2,000	2,161
7.875% due 09/15/2022 ●(i)(j)	GBP	200	295
8.000% due 12/15/2020 ●(i)(j)	EUR	600	719
8.000% due 06/15/2024 ●(i)(j)		$6,200	6,941
BBVA Bancomer S.A.
4.375% due 04/10/2024		3,100	3,307
5.125% due 01/18/2033 ●(j)		20,600	20,832
5.875% due 09/13/2034 ●(j)		4,600	4,825
6.750% due 09/30/2022		592	646
BGC Partners, Inc. 5.125% due 05/27/2021		21,000	21,691
Blackstone Holdings Finance Co. LLC
1.500% due 04/10/2029	EUR	12,000	14,218
2.500% due 01/10/2030		$7,000	6,913
4.450% due 07/15/2045		2,300	2,593
5.000% due 06/15/2044		3,900	4,723
BNP Paribas S.A.
3.375% due 01/09/2025		600	623
3.500% due 03/01/2023		18,400	19,041
4.400% due 08/14/2028		14,100	15,662
7.000% due 08/16/2028 ●(i)(j)		6,200	7,198
7.375% due 08/19/2025 ●(i)(j)		1,000	1,155
BOC Aviation Ltd.
2.375% due 09/15/2021		1,500	1,496
2.750% due 09/18/2022		3,200	3,213
3.000% due 03/30/2020		400	400
3.500% due 01/31/2023		6,645	6,788
3.500% due 10/10/2024		8,800	9,094
Boston Properties LP
2.750% due 10/01/2026		35	35
3.400% due 06/21/2029		11,500	12,014
BPCE S.A.
2.700% due 10/01/2029		1,600	1,587
3.127% (US0003M + 1.240%) due 09/12/2023 ~		4,300	4,372
4.000% due 09/12/2023		11,350	11,980
4.000% due 04/15/2024		1,000	1,072
Brandywine Operating Partnership LP 3.950% due 11/15/2027		2,600	2,717
Brighthouse Financial, Inc. 3.700% due 06/22/2027		7,500	7,481
Brixmor Operating Partnership LP
2.959% (US0003M + 1.050%) due 02/01/2022 ~		5,000	4,999
3.250% due 09/15/2023		5,200	5,352
3.650% due 06/15/2024		2,200	2,301
3.850% due 02/01/2025		5,475	5,749
3.900% due 03/15/2027		300	315
4.125% due 06/15/2026		3,600	3,835
4.125% due 05/15/2029		1,600	1,718
Brookfield Finance, Inc.
4.000% due 04/01/2024		17,000	18,231
4.850% due 03/29/2029		6,400	7,325
Brookfield Property REIT, Inc. 5.750% due 05/15/2026		900	951
Camden Property Trust
3.500% due 09/15/2024		800	839
4.100% due 10/15/2028		25	28
Cantor Fitzgerald LP
4.875% due 05/01/2024		2,100	2,239
6.500% due 06/17/2022		450	487
Capital One Financial Corp. 2.500% due 05/12/2020		60	60
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		3,000	2,992

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

CBL & Associates LP
4.600% due 10/15/2024		600	389
5.250% due 12/01/2023		1,900	1,336
5.950% due 12/15/2026		22,550	13,582
Central China Real Estate Ltd. 6.750% due 11/08/2021		3,500	3,491
China Construction Bank New Zealand Ltd. 2.658% (US0003M + 0.750%) due 12/20/2021 «~		9,400	9,356
China Evergrande Group
6.250% due 06/28/2021 (m)		17,500	16,524
7.000% due 03/23/2020 (m)		13,500	13,458
CIT Group, Inc. 5.000% due 08/15/2022		3,518	3,738
Citibank N.A. 2.499% (US0003M + 0.600%) due 05/20/2022 ~		13,700	13,756
Citigroup, Inc.
2.876% due 07/24/2023 ●		3,000	3,053
2.900% due 12/08/2021		15,700	15,959
2.930% (US0003M + 1.023%) due 06/01/2024 ~		23,500	23,787
3.200% due 10/21/2026		25,290	26,235
3.400% due 05/01/2026		2,200	2,311
3.700% due 01/12/2026		17,100	18,233
4.075% due 04/23/2029 ●		5,260	5,763
8.125% due 07/15/2039		2,786	4,662
CME Group, Inc.
3.000% due 03/15/2025		3,300	3,428
5.300% due 09/15/2043		6,400	8,563
CNA Financial Corp. 3.450% due 08/15/2027		50	52
Columbia Property Trust Operating Partnership LP 3.650% due 08/15/2026		2,411	2,471
Cooperatieve Rabobank UA
2.625% due 07/22/2024		3,800	3,844
2.807% (US0003M + 0.860%) due 09/26/2023 ~		2,900	2,916
3.875% due 09/26/2023		11,700	12,370
4.625% due 05/23/2029	GBP	9,600	15,173
5.500% due 06/29/2020 ●(i)(j)	EUR	10,839	12,462
6.625% due 06/29/2021 ●(i)(j)		5,400	6,589
6.875% due 03/19/2020 (j)		15,300	17,417
Corestate Capital Holding S.A. 3.500% due 04/15/2023		1,100	1,233
Corporate Office Properties LP 5.000% due 07/01/2025		$13,800	14,878
Country Garden Holdings Co. Ltd.
7.250% due 04/04/2021		9,800	9,827
7.500% due 03/09/2020		20,500	20,642
Credit Agricole S.A.
2.375% due 01/22/2025		4,500	4,494
2.956% (US0003M + 1.020%) due 04/24/2023 ~		1,100	1,112
3.750% due 04/24/2023		2,400	2,511
7.500% due 06/23/2026 ●(i)(j)	GBP	300	479
Credit Suisse AG
2.100% due 11/12/2021		$4,800	4,823
6.500% due 08/08/2023 (j)		38,355	42,858
Credit Suisse Group AG
2.593% due 09/11/2025 ●		13,400	13,446
3.127% (US0003M + 1.240%) due 06/12/2024 ~		15,600	15,795
3.574% due 01/09/2023		10,900	11,198
3.869% due 01/12/2029 ●		22,950	24,446
4.207% due 06/12/2024 ●		34,300	36,278
6.375% due 08/21/2026 ●(i)(j)		11,400	12,318
7.250% due 09/12/2025 ●(i)(j)		400	447
7.500% due 07/17/2023 ●(i)(j)		12,400	13,579
7.500% due 12/11/2023 ●(i)(j)		2,080	2,344
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		8,700	9,206
3.800% due 09/15/2022		19,550	20,350
3.800% due 06/09/2023		18,300	19,159
4.293% (US0003M + 2.290%) due 04/16/2021 ~		14,400	14,766
4.550% due 04/17/2026		6,700	7,437
Crown Castle International Corp.
2.250% due 09/01/2021		6,555	6,574
3.100% due 11/15/2029		12,000	12,160
3.200% due 09/01/2024		11,200	11,585
3.400% due 02/15/2021		600	608
3.650% due 09/01/2027		3,443	3,643
3.700% due 06/15/2026		4,230	4,471
3.800% due 02/15/2028		17,269	18,401
4.000% due 03/01/2027		3,100	3,346
4.000% due 11/15/2049		14,435	14,960
4.300% due 02/15/2029		8,680	9,615
4.450% due 02/15/2026		15,300	16,759
4.875% due 04/15/2022		10,450	11,069
5.200% due 02/15/2049		7,000	8,502
5.250% due 01/15/2023		7,883	8,564

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

CubeSmart LP
3.000% due 02/15/2030		4,225	4,177
4.375% due 02/15/2029		4,600	5,049
CVS Pass-Through Trust 4.704% due 01/10/2036		8,399	8,943
CyrusOne LP
2.900% due 11/15/2024		4,000	4,024
3.450% due 11/15/2029		12,400	12,457
Danske Bank A/S 3.244% due 12/20/2025 ●		5,000	5,059
Deutsche Bank AG
0.105% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	3,700	4,141
1.875% due 02/28/2020	GBP	1,400	1,855
2.700% due 07/13/2020		$4,779	4,783
2.971% (US0003M + 0.970%) due 07/13/2020 ~		37,200	37,235
3.094% (US0003M + 1.190%) due 11/16/2022 ~		10,300	10,219
3.150% due 01/22/2021		2,600	2,612
3.192% (US0003M + 1.290%) due 02/04/2021 ~		7,200	7,213
3.300% due 11/16/2022		9,015	9,109
3.961% due 11/26/2025 ●		1,400	1,431
4.250% due 10/14/2021		43,800	45,047
Digital Realty Trust LP
3.600% due 07/01/2029		9,200	9,575
3.700% due 08/15/2027		35	37
Digital Stout Holding LLC 3.750% due 10/17/2030	GBP	1,100	1,625
Discover Financial Services
4.100% due 02/09/2027		$10,650	11,473
4.500% due 01/30/2026		6,900	7,541
5.200% due 04/27/2022		8,398	8,954
Doctors Co. 6.500% due 10/15/2023		12,300	13,247
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		2,425	2,481
E*TRADE Financial Corp. 4.500% due 06/20/2028		5,645	6,140
Eaton Vance Corp. 3.500% due 04/06/2027		1,200	1,259
Emerald Bay S.A. 0.000% due 10/08/2020 (f)	EUR	8,734	9,589
EPR Properties
3.750% due 08/15/2029		$21,114	21,401
4.500% due 04/01/2025		7,200	7,647
4.500% due 06/01/2027		11,900	12,777
4.750% due 12/15/2026		8,000	8,742
4.950% due 04/15/2028		5,500	6,008
Equinix, Inc.
2.625% due 11/18/2024		4,600	4,618
2.900% due 11/18/2026		1,900	1,907
ERP Operating LP
4.500% due 06/01/2045		400	476
4.625% due 12/15/2021		45	47
Essex Portfolio LP
3.375% due 04/15/2026		11,400	11,849
3.500% due 04/01/2025		1,875	1,968
3.625% due 08/15/2022		300	310
3.875% due 05/01/2024		3,900	4,123
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	16,400	19,908
Fidelity National Financial, Inc. 5.500% due 09/01/2022		$22,440	24,157
First American Financial Corp.
4.300% due 02/01/2023		9,400	9,737
4.600% due 11/15/2024		5,115	5,473
Flagstar Bancorp, Inc. 6.125% due 07/15/2021		16,300	17,026
Ford Motor Credit Co. LLC
2.332% (US0003M + 0.430%) due 11/02/2020 ~		3,400	3,382
2.343% due 11/02/2020		10,250	10,232
2.459% due 03/27/2020		800	800
2.677% (US0003M + 0.790%) due 06/12/2020 ~		12,425	12,433
2.853% (US0003M + 0.810%) due 04/05/2021 ~		1,300	1,294
2.865% (US0003M + 0.930%) due 09/24/2020 ~		21,500	21,533
2.982% (US0003M + 1.080%) due 08/03/2022 ~		19,400	19,084
3.096% due 05/04/2023		1,000	999
3.219% due 01/09/2022		800	806
3.336% due 03/18/2021		900	907
3.350% due 11/01/2022		200	202
3.470% due 04/05/2021		3,500	3,533
3.550% due 10/07/2022		48,600	49,323
5.584% due 03/18/2024		7,000	7,577
5.750% due 02/01/2021		9,700	10,014
5.875% due 08/02/2021		5,900	6,177
8.125% due 01/15/2020		7,374	7,388
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		5,600	5,927

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

6.750% due 03/15/2022		5,500	5,744
Freedom Mortgage Corp.
8.125% due 11/15/2024		11,880	11,707
8.250% due 04/15/2025		8,400	8,256
10.750% due 04/01/2024		5,300	5,489
GE Capital International Funding Co. Unlimited Co.
2.342% due 11/15/2020		7,057	7,064
4.418% due 11/15/2035		49,626	52,929
General Motors Financial Co., Inc.
3.200% due 07/13/2020		15,700	15,773
3.271% (US0003M + 1.310%) due 06/30/2022 ~		1,700	1,709
4.200% due 11/06/2021		18,000	18,664
5.100% due 01/17/2024		16,400	17,806
Global Atlantic Fin Co. 4.400% due 10/15/2029		15,800	15,608
GLP Capital LP
3.350% due 09/01/2024		2,900	2,969
4.000% due 01/15/2030		3,200	3,274
5.250% due 06/01/2025		20,455	22,502
5.300% due 01/15/2029		12,337	13,731
5.750% due 06/01/2028		6,300	7,168
Goldman Sachs Group, Inc.
2.905% due 07/24/2023 ●		10,500	10,690
2.936% (US0003M + 1.000%) due 07/24/2023 ~		11,400	11,516
2.942% (US0003M + 1.050%) due 06/05/2023 ~		23,000	23,247
3.080% (US0003M + 1.170%) due 11/15/2021 ~		29,500	29,734
3.272% due 09/29/2025 ●		110	114
3.500% due 01/23/2025		15,595	16,360
3.680% (US0003M + 1.770%) due 02/25/2021 ~		1,700	1,729
3.691% due 06/05/2028 ●		21,050	22,363
3.750% due 05/22/2025		21,115	22,409
3.850% due 01/26/2027		700	745
4.223% due 05/01/2029 ●		44,100	48,600
5.750% due 01/24/2022		13,551	14,546
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037		4,100	4,409
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		11,400	11,702
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		11,920	12,815
Grupo Aval Ltd. 4.750% due 09/26/2022		3,331	3,482
Guardian Life Global Funding 2.900% due 05/06/2024		4,900	5,036
Harley-Davidson Financial Services, Inc. 2.550% due 06/09/2022		2,100	2,108
Healthcare Trust of America Holdings LP
3.100% due 02/15/2030		2,300	2,284
3.500% due 08/01/2026		4,000	4,175
High Street Funding Trust 4.111% due 02/15/2028		3,500	3,775
Highwoods Realty LP
3.050% due 02/15/2030		5,600	5,522
4.125% due 03/15/2028		2,200	2,355
4.200% due 04/15/2029		4,000	4,301
Host Hotels & Resorts LP
3.375% due 12/15/2029		3,400	3,434
3.875% due 04/01/2024		5,600	5,891
4.000% due 06/15/2025		6,010	6,435
HSBC Bank PLC 4.125% due 08/12/2020		9,878	10,006
HSBC Holdings PLC
2.504% (US0003M + 0.600%) due 05/18/2021 ~		21,215	21,238
2.537% (US0003M + 0.650%) due 09/11/2021 ~		1,765	1,769
2.633% due 11/07/2025 ●		27,000	27,101
2.950% due 05/25/2021		1,500	1,519
3.267% (US0003M + 1.380%) due 09/12/2026 ~		4,400	4,459
3.803% due 03/11/2025 ●		20,961	22,000
3.950% due 05/18/2024 ●		5,500	5,786
3.973% due 05/22/2030 ●		15,800	17,028
4.041% due 03/13/2028 ●		600	642
4.125% (US0003M + 2.240%) due 03/08/2021 ~		8,300	8,485
4.292% due 09/12/2026 ●		4,500	4,865
4.300% due 03/08/2026		37,200	40,504
4.583% due 06/19/2029 ●		8,476	9,473
5.875% due 09/28/2026 ●(i)(j)	GBP	21,000	30,664
6.000% due 09/29/2023 ●(i)(j)	EUR	7,935	10,292
Hudson Pacific Properties LP
3.250% due 01/15/2030		$10,400	10,345
4.650% due 04/01/2029		4,600	5,062
ICICI Bank Ltd.
3.500% due 03/18/2020		9,900	9,920
5.750% due 11/16/2020		2,000	2,054
Industrial & Commercial Bank of China Ltd.
2.654% (US0003M + 0.750%) due 11/08/2020 ~		4,400	4,409
2.678% (US0003M + 0.750%) due 12/21/2021 «~		10,300	10,250

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

ING Groep NV
2.909% (US0003M + 1.000%) due 10/02/2023 ~		11,300	11,409
4.100% due 10/02/2023		4,500	4,787
Intercontinental Exchange, Inc. 3.750% due 12/01/2025		1,600	1,723
Intercorp Financial Services, Inc. 4.125% due 10/19/2027		5,500	5,626
International Lease Finance Corp.
8.250% due 12/15/2020		10,600	11,208
8.625% due 01/15/2022		15,200	17,102
Intesa Sanpaolo SpA
3.375% due 01/12/2023		5,300	5,390
5.017% due 06/26/2024		6,890	7,239
5.710% due 01/15/2026		10,000	10,823
iStar, Inc. 5.250% due 09/15/2022		3,350	3,447
Itau Unibanco Holding S.A. 6.125% due 12/12/2022 ●(i)(j)		7,000	7,317
Jackson National Life Global Funding 2.375% due 09/15/2022		7,200	7,266
Jefferies Finance LLC
6.250% due 06/03/2026		17,300	18,163
7.250% due 08/15/2024		8,700	8,986
John Deere Capital Corp. 2.350% due 01/08/2021		30	30
JPMorgan Chase & Co.
2.301% due 10/15/2025 ●		22,000	21,973
2.509% (US0003M + 0.610%) due 06/18/2022 ~		12,700	12,753
2.739% due 10/15/2030 ●		24,400	24,396
2.776% due 04/25/2023 ●		5,000	5,079
2.840% (US0003M + 0.900%) due 04/25/2023 ~		39,000	39,355
3.200% due 06/15/2026		11,000	11,490
3.220% due 03/01/2025 ●		15,400	15,964
3.300% due 04/01/2026		11,303	11,896
3.509% due 01/23/2029 ●		4,535	4,818
3.540% due 05/01/2028 ●		10,100	10,727
3.559% due 04/23/2024 ●		240	250
3.702% due 05/06/2030 ●		16,000	17,227
3.900% due 07/15/2025		6,930	7,484
4.005% due 04/23/2029 ●		46,000	50,500
4.203% due 07/23/2029 ●		23,650	26,385
JPMorgan Chase Bank N.A. 3.086% due 04/26/2021 ●		250	251
KBC Group NV 4.250% due 10/24/2025 ●(i)(j)	EUR	8,800	10,212
Kennedy-Wilson, Inc. 5.875% due 04/01/2024		$2,500	2,569
Kilroy Realty LP
3.450% due 12/15/2024		200	208
3.800% due 01/15/2023		4,800	4,975
4.375% due 10/01/2025		4,600	5,004
KSA Sukuk Ltd. 2.894% due 04/20/2022		13,800	14,040
Lazard Group LLC
3.750% due 02/13/2025		5,583	5,896
4.375% due 03/11/2029		9,700	10,567
4.500% due 09/19/2028		3,500	3,857
LeasePlan Corp. NV 2.875% due 10/24/2024		8,900	8,899
Liberty Mutual Group, Inc. 4.250% due 06/15/2023		9	10
Life Storage LP 3.875% due 12/15/2027		1,200	1,265
Lifestorage LP 3.500% due 07/01/2026		4,300	4,418
Lloyds Bank PLC
3.300% due 05/07/2021		38,050	38,670
7.500% due 04/02/2032 þ		18,200	15,218
Lloyds Banking Group PLC
2.728% (US0003M + 0.800%) due 06/21/2021 ~		1,100	1,106
3.000% due 01/11/2022		3,800	3,861
3.574% due 11/07/2028 ●		6,900	7,205
3.750% due 01/11/2027		10,500	11,037
4.050% due 08/16/2023		12,400	13,147
4.375% due 03/22/2028		3,400	3,748
4.450% due 05/08/2025		8,900	9,721
6.375% due 06/27/2020 ●(i)(j)	EUR	900	1,036
7.500% due 09/27/2025 ●(i)(j)		$10,000	11,221
7.625% due 06/27/2023 ●(i)(j)	GBP	7,848	11,686
LoanCore Capital Markets LLC 6.875% due 06/01/2020		$28,970	28,988
Logicor Financing SARL 1.625% due 07/15/2027	EUR	5,000	5,687
Mack-Cali Realty LP 4.500% due 04/18/2022		$1,000	1,016

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Marsh & McLennan Cos., Inc.
2.750% due 01/30/2022		30	30
3.500% due 06/03/2024		5,400	5,672
3.875% due 03/15/2024		800	853
MassMutual Global Funding 3.400% due 03/08/2026		4,600	4,848
Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 ●		5,400	6,117
Mercury General Corp. 4.400% due 03/15/2027		800	841
MetLife, Inc. 10.750% due 08/01/2069		4,000	6,687
MGIC Investment Corp. 5.750% due 08/15/2023		10,000	11,079
Mid-America Apartments LP
3.600% due 06/01/2027		300	318
3.750% due 06/15/2024		1,650	1,740
4.200% due 06/15/2028		5,700	6,290
4.300% due 10/15/2023		25,435	27,217
Mitsubishi UFJ Financial Group, Inc.
2.623% due 07/18/2022		5,315	5,387
2.796% (US0003M + 0.860%) due 07/26/2023 ~		13,500	13,606
2.801% due 07/18/2024		32,000	32,642
2.947% (US0003M + 1.060%) due 09/13/2021 ~		41,200	41,656
2.998% due 02/22/2022		4,000	4,076
3.195% due 07/18/2029		7,000	7,254
3.455% due 03/02/2023		14,100	14,626
3.787% (US0003M + 1.880%) due 03/01/2021 ~		11,515	11,725
Mitsubishi UFJ Lease & Finance Co. Ltd. 2.652% due 09/19/2022		6,000	6,047
Mizuho Financial Group, Inc.
2.632% due 04/12/2021		8,000	8,068
2.721% due 07/16/2023 ●		38,400	38,857
2.737% (US0003M + 0.850%) due 09/13/2023 ~		4,100	4,118
2.768% (US0003M + 0.880%) due 09/11/2022 ~		21,000	21,184
2.839% due 09/13/2026		2,800	2,833
2.869% due 09/13/2030 ●		12,100	12,087
3.027% (US0003M + 1.140%) due 09/13/2021 ~		5,200	5,264
Morgan Stanley
2.750% due 05/19/2022		6,500	6,619
2.883% (US0003M + 0.930%) due 07/22/2022 ~		13,300	13,429
3.124% (US0003M + 1.220%) due 05/08/2024 ~		11,900	12,119
3.625% due 01/20/2027		10,500	11,178
3.750% due 02/25/2023		3,544	3,713
3.875% due 01/27/2026		14,300	15,358
MPT Operating Partnership LP
2.550% due 12/05/2023	GBP	9,400	12,688
4.625% due 08/01/2029		$6,300	6,501
MUFG Americas Holdings Corp. 3.000% due 02/10/2025		5,600	5,711
MUFG Bank Ltd.
2.300% due 03/05/2020		9,600	9,606
2.850% due 09/08/2021		13,950	14,146
MUFG Union Bank N.A.
2.100% due 12/09/2022		4,000	4,011
2.252% (SOFRRATE + 0.710%) due 12/09/2022 ~		1,800	1,805
3.150% due 04/01/2022		30	31
Multibank, Inc. 4.375% due 11/09/2022		2,400	2,488
Nasdaq, Inc.
3.850% due 06/30/2026		10,000	10,712
4.250% due 06/01/2024		9,100	9,826
Nationstar Mortgage Holdings, Inc. 8.125% due 07/15/2023		4,800	5,091
Nationwide Building Society
3.622% due 04/26/2023 ●		5,700	5,863
4.302% due 03/08/2029 ●		4,500	4,906
4.363% due 08/01/2024 ●		1,600	1,697
Nationwide Financial Services, Inc. 3.900% due 11/30/2049		10,300	10,728
Navient Corp.
5.875% due 03/25/2021		3,400	3,520
6.150% due 03/10/2021		1,300	1,299
6.500% due 06/15/2022		5,555	6,034
6.625% due 07/26/2021		1,600	1,696
7.250% due 01/25/2022		600	653
8.000% due 03/25/2020		599	606
Neuberger Berman Group LLC 4.500% due 03/15/2027		7,800	8,317
New York Life Insurance Co. 4.450% due 05/15/2069		3,500	4,002
Newmark Group, Inc. 6.125% due 11/15/2023		7,800	8,601
Nissan Motor Acceptance Corp.
2.351% (US0003M + 0.390%) due 09/28/2020 ~		3,400	3,401
2.650% due 07/13/2022		1,900	1,906

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

2.891% (US0003M + 0.890%) due 01/13/2022 ~		2,100	2,111
3.150% due 03/15/2021		700	707
3.650% due 09/21/2021		1,100	1,123
Nordea Bank Abp 6.625% due 03/26/2026 ●(i)(j)		5,000	5,548
Northern Trust Corp. 3.950% due 10/30/2025		70	76
NTT Finance Corp. 1.900% due 07/21/2021		3,650	3,641
Nuveen Finance LLC 4.125% due 11/01/2024		1,000	1,086
Office Properties Income Trust 4.250% due 05/15/2024		2,700	2,806
Omega Healthcare Investors, Inc.
3.625% due 10/01/2029		4,600	4,605
4.375% due 08/01/2023		10,775	11,431
4.500% due 04/01/2027		2,600	2,806
4.750% due 01/15/2028		700	762
4.950% due 04/01/2024		1,200	1,313
5.250% due 01/15/2026		600	667
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125% due 03/20/2022		2,000	2,040
3.875% due 03/20/2027		1,900	2,033
4.125% due 02/01/2029		3,800	4,186
Oppenheimer Holdings, Inc. 6.750% due 07/01/2022		675	699
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		500	507
4.500% due 03/15/2023		16,900	17,744
5.250% due 08/15/2022		9,150	9,774
PartnerRe Finance B LLC 3.700% due 07/02/2029		8,000	8,321
Physicians Realty LP
3.950% due 01/15/2028		5,400	5,653
4.300% due 03/15/2027		12,200	13,041
Pinnacol Assurance 8.625% due 06/25/2034 «(k)		6,000	6,421
Piper Jaffray Cos.
4.740% due 10/15/2021		9,800	9,788
5.200% due 10/15/2023		12,200	12,185
PNC Financial Services Group, Inc. 3.500% due 01/23/2024		70	74
Principal Financial Group, Inc. 3.700% due 05/15/2029		2,300	2,507
Principal Life Global Funding 2.500% due 09/16/2029		4,100	4,082
Protective Life Corp.
3.400% due 01/15/2030		14,600	14,829
4.300% due 09/30/2028		10,900	11,794
Protective Life Global Funding 1.999% due 09/14/2021		14,850	14,838
Provident Funding Associates LP 6.375% due 06/15/2025		2,100	2,064
Raymond James Financial, Inc. 3.625% due 09/15/2026		15	16
Regency Centers LP
2.950% due 09/15/2029		4,200	4,197
3.600% due 02/01/2027		2,200	2,308
Reliance Standard Life Global Funding
2.500% due 10/30/2024		2,800	2,797
3.050% due 01/20/2021		1,900	1,921
3.850% due 09/19/2023		5,500	5,767
RKPF Overseas 2019 A Ltd.
6.700% due 09/30/2024		1,200	1,247
7.875% due 02/01/2023		1,100	1,179
Ronshine China Holdings Ltd. 11.250% due 08/22/2021		4,300	4,588
Royal Bank of Canada
2.100% due 10/14/2020		2,000	2,002
2.150% due 10/26/2020		60	60
Royal Bank of Scotland Group PLC
2.000% due 03/08/2023 ●	EUR	780	907
3.380% (US0003M + 1.470%) due 05/15/2023 ~		$4,000	4,046
3.497% (US0003M + 1.550%) due 06/25/2024 ~		27,878	28,315
3.875% due 09/12/2023		1,100	1,153
4.269% due 03/22/2025 ●		27,689	29,411
4.445% due 05/08/2030 ●		6,175	6,820
4.800% due 04/05/2026		9,750	10,832
4.892% due 05/18/2029 ●		18,900	21,370
5.076% due 01/27/2030 ●		11,000	12,647
6.100% due 06/10/2023		4,500	4,954
7.500% due 08/10/2020 ●(i)(j)		13,463	13,781
7.648% due 09/30/2031 ●(i)		1,684	2,420
8.000% due 08/10/2025 ●(i)(j)		1,250	1,441
8.625% due 08/15/2021 ●(i)(j)		18,249	19,765

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Sabra Health Care LP 3.900% due 10/15/2029		2,700	2,723
Santander Holdings USA, Inc.
3.244% due 10/05/2026		22,600	22,858
4.500% due 07/17/2025		3,650	3,939
Santander UK Group Holdings PLC
2.875% due 10/16/2020		6,700	6,738
2.875% due 08/05/2021		30,900	31,225
3.373% due 01/05/2024 ●		9,600	9,835
3.823% due 11/03/2028 ●		15,626	16,478
4.750% due 09/15/2025		38,261	41,160
4.796% due 11/15/2024 ●		15,000	16,195
7.375% due 06/24/2022 ●(i)(j)	GBP	2,630	3,806
Santander UK PLC
2.125% due 11/03/2020		$13,500	13,517
2.375% due 03/16/2020		950	951
2.527% (US0003M + 0.620%) due 06/01/2021 ~		11,000	11,041
3.400% due 06/01/2021		13,600	13,883
Sberbank of Russia Via SB Capital S.A.
5.125% due 10/29/2022		17,200	18,240
5.250% due 05/23/2023 (j)		5,700	6,118
5.717% due 06/16/2021		5,500	5,768
6.125% due 02/07/2022		31,650	33,905
SBL Holdings LLC 5.125% due 11/13/2026		5,000	5,030
Scentre Group Trust 3.500% due 02/12/2025		3,300	3,424
Service Properties Trust
4.350% due 10/01/2024		8,500	8,733
4.375% due 02/15/2030		5,100	5,004
4.500% due 06/15/2023		1,200	1,247
4.750% due 10/01/2026		15,000	15,385
5.000% due 08/15/2022		3,500	3,682
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		28,300	29,087
SL Green Operating Partnership LP
2.884% (US0003M + 0.980%) due 08/16/2021 ~		10,200	10,202
3.250% due 10/15/2022		1,926	1,973
SL Green Realty Corp. 4.500% due 12/01/2022		10,550	11,121
SLM Corp. 5.125% due 04/05/2022		4,800	4,980
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		5,800	5,841
3.550% due 04/15/2024		3,700	3,843
4.125% due 07/15/2023		6,000	6,313
Societe Generale S.A. 6.750% due 04/06/2028 ●(i)(j)		12,550	13,863
Spirit Realty LP
3.200% due 01/15/2027		5,100	5,107
3.400% due 01/15/2030		5,300	5,327
4.000% due 07/15/2029		5,500	5,791
4.450% due 09/15/2026		7,000	7,522
Springleaf Finance Corp.
5.375% due 11/15/2029		13,800	14,430
7.750% due 10/01/2021		5,000	5,440
8.250% due 12/15/2020		4,100	4,311
Standard Chartered PLC
3.091% (US0003M + 1.200%) due 09/10/2022 ~		7,100	7,159
3.785% due 05/21/2025 ●		5,100	5,314
State Bank of India
2.816% (US0003M + 0.850%) due 01/20/2020 ~		5,400	5,412
3.250% due 01/24/2022		12,500	12,647
State Street Corp. 3.776% due 12/03/2024 ●		40	42
Stearns Holdings LLC
5.000% due 11/05/2024		317	212
STORE Capital Corp.
4.500% due 03/15/2028		3,400	3,719
4.625% due 03/15/2029		3,500	3,883
Sumitomo Mitsui Financial Group, Inc.
2.696% due 07/16/2024		44,000	44,622
2.778% due 10/18/2022		8,500	8,657
2.826% (US0003M + 0.860%) due 07/19/2023 ~		3,980	4,013
2.934% due 03/09/2021		5,900	5,969
3.040% due 07/16/2029		8,000	8,162
3.102% due 01/17/2023		14,000	14,360
3.106% (US0003M + 1.140%) due 10/19/2021 ~		35,000	35,501
3.202% due 09/17/2029 (j)		6,000	6,086
3.565% (US0003M + 1.680%) due 03/09/2021 ~		30,000	30,499
Sunac China Holdings Ltd.
6.875% due 08/08/2020		4,900	4,956
7.250% due 06/14/2022		2,100	2,163
7.350% due 07/19/2021		1,500	1,537
8.375% due 01/15/2021		16,600	17,139
8.625% due 07/27/2020		4,800	4,904

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Synchrony Financial
3.132% (US0003M + 1.230%) due 02/03/2020 ~		13,350	13,361
3.700% due 08/04/2026		4,100	4,236
3.950% due 12/01/2027		5,300	5,569
4.375% due 03/19/2024		6,700	7,147
Teachers Insurance & Annuity Association of America 4.375% due 09/15/2054 ●		43,400	45,261
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	5,917	9,966
5.661% due 10/13/2041		3,336	5,760
5.801% due 10/13/2040		6,238	10,854
Times China Holdings Ltd. 7.625% due 02/21/2022		$1,700	1,763
Trust F/1401
4.869% due 01/15/2030		2,000	2,109
5.250% due 12/15/2024		2,000	2,172
5.250% due 01/30/2026 (m)		10,660	11,477
6.390% due 01/15/2050		1,700	1,833
6.950% due 01/30/2044		6,983	8,142
U.S. Bancorp 3.375% due 02/05/2024		60	63
UBS AG
2.387% (US0003M + 0.480%) due 12/01/2020 ~		6,900	6,918
2.450% due 12/01/2020		13,000	13,048
2.465% due 06/08/2020 ●		36,150	36,214
5.125% due 05/15/2024 (j)		23,430	25,304
7.625% due 08/17/2022 (j)		40,917	46,142
UBS Group AG
2.860% (US0003M + 0.950%) due 08/15/2023 ~		24,000	24,165
3.126% due 08/13/2030 ●		4,100	4,176
3.491% due 05/23/2023		16,700	17,186
4.125% due 09/24/2025		10,850	11,802
UDR, Inc.
2.950% due 09/01/2026		4,400	4,479
3.200% due 01/15/2030		6,100	6,238
3.500% due 01/15/2028		7,225	7,590
4.000% due 10/01/2025		14,000	15,117
UniCredit SpA
5.901% (US0003M + 3.900%) due 01/14/2022 ~		6,400	6,711
7.500% due 06/03/2026 ●(i)(j)	EUR	2,000	2,629
7.830% due 12/04/2023		$43,100	50,291
Vanke Real Estate Hong Kong Co. Ltd.
4.150% due 04/18/2023		6,000	6,228
4.200% due 06/07/2024		7,900	8,248
VEREIT Operating Partnership LP
3.100% due 12/15/2029		8,000	7,865
3.950% due 08/15/2027		2,200	2,313
4.625% due 11/01/2025		12,500	13,685
4.875% due 06/01/2026		6,299	6,977
Volkswagen Bank GmbH 0.625% due 09/08/2021	EUR	700	794
Vonovia Finance BV 5.000% due 10/02/2023		$1,100	1,183
Vornado Realty LP 3.500% due 01/15/2025		6,200	6,449
Washington Prime Group LP
3.850% due 04/01/2020		400	401
6.450% due 08/15/2024		28,050	25,935
WEA Finance LLC
3.150% due 04/05/2022		2,340	2,392
3.250% due 10/05/2020		10,250	10,333
3.750% due 09/17/2024		10,905	11,479
Wells Fargo & Co.
2.406% due 10/30/2025 ●		50,000	50,034
2.625% due 07/22/2022		41,600	42,214
2.831% (US0003M + 0.930%) due 02/11/2022 ~		18,000	18,126
3.000% due 04/22/2026		31,751	32,642
3.000% due 10/23/2026		6,200	6,354
3.046% (US0003M + 1.110%) due 01/24/2023 ~		41,950	42,515
3.157% (US0003M + 1.230%) due 10/31/2023 ~		11,181	11,385
3.196% due 06/17/2027 ●		19,670	20,407
3.550% due 09/29/2025		25,350	26,845
3.584% due 05/22/2028 ●		33,906	36,034
3.750% due 01/24/2024		1,900	2,008
4.400% due 06/14/2046		1,250	1,433
Wells Fargo Bank N.A.
2.082% due 09/09/2022 ●		1,000	1,002
2.463% (US0003M + 0.510%) due 10/22/2021 ~		4,500	4,521
2.539% (US0003M + 0.620%) due 05/27/2022 ~		6,000	6,027
2.897% due 05/27/2022 ●		12,350	12,515
3.550% due 08/14/2023		4,200	4,403
3.625% due 10/22/2021		3,900	4,015
Welltower, Inc.
3.625% due 03/15/2024		400	420
4.250% due 04/15/2028		2,500	2,741

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Weyerhaeuser Co.
3.250% due 03/15/2023	12,275	12,553
4.000% due 11/15/2029	1,700	1,848
4.625% due 09/15/2023	4,430	4,768
7.125% due 07/15/2023	2,026	2,342
7.375% due 03/15/2032	20,059	27,795
7.950% due 03/15/2025	12,479	15,336
8.500% due 01/15/2025	12,449	15,755
WP Carey, Inc.
4.000% due 02/01/2025	8,000	8,396
4.250% due 10/01/2026	9,100	9,742
4.600% due 04/01/2024	9,164	9,825
XLIT Ltd. 4.450% due 03/31/2025	1,800	1,961
		6,298,717

INDUSTRIALS 29.6%

21Vianet Group, Inc. 7.875% due 10/15/2021	2,600	2,600
AbbVie, Inc.
2.300% due 05/14/2021	65	65
2.300% due 11/21/2022	9,100	9,150
2.545% (US0003M + 0.650%) due 11/21/2022 ~	10,000	10,054
2.850% due 05/14/2023	17,385	17,732
3.200% due 05/14/2026	11,843	12,260
3.600% due 05/14/2025	11,418	12,051
Activision Blizzard, Inc.
3.400% due 09/15/2026	9,700	10,184
3.400% due 06/15/2027	4,800	5,009
Adani Ports & Special Economic Zone Ltd.
3.375% due 07/24/2024	10,200	10,268
4.375% due 07/03/2029	10,800	11,212
Adecoagro S.A. 6.000% due 09/21/2027	3,500	3,511
Adventist Health System 2.952% due 03/01/2029	3,000	2,967
Aetna, Inc.
2.750% due 11/15/2022	35	36
2.800% due 06/15/2023	6,253	6,354
Air Canada Pass-Through Trust
3.300% due 07/15/2031	3,700	3,783
3.600% due 09/15/2028	3,821	3,995
4.125% due 11/15/2026	7,228	7,695
5.375% due 11/15/2022	1,078	1,109
Alcon Finance Corp. 3.000% due 09/23/2029	300	305
Alimentation Couche-Tard, Inc. 2.700% due 07/26/2022	7,250	7,328
Allegion U.S. Holding Co., Inc. 3.200% due 10/01/2024	17,460	17,953
Allergan Funding SCS
3.850% due 06/15/2024	1,854	1,947
4.550% due 03/15/2035	12,302	13,440
Allergan Sales LLC
4.875% due 02/15/2021	12,942	13,320
5.000% due 12/15/2021	3,650	3,818
ALROSA Finance S.A. 4.650% due 04/09/2024	8,300	8,874
Altice France S.A. 5.500% due 01/15/2028	1,400	1,441
America Movil S.A.B. de C.V. 5.000% due 03/30/2020	1,705	1,716
American Airlines Pass-Through Trust
3.000% due 04/15/2030	3,898	3,983
3.150% due 08/15/2033	15,200	15,645
3.350% due 04/15/2031	9,004	9,198
3.375% due 11/01/2028	7,231	7,515
3.600% due 03/22/2029	3,338	3,525
3.600% due 04/15/2031	3,400	3,457
3.650% due 08/15/2030	2,716	2,870
3.700% due 04/01/2028	2,652	2,795
4.000% due 01/15/2027	2,430	2,548
5.250% due 07/31/2022	1,207	1,242
Amgen, Inc.
2.250% due 08/19/2023	7,247	7,313
3.625% due 05/22/2024	4,800	5,073
4.663% due 06/15/2051	29,404	34,585
Anheuser-Busch Cos. LLC
4.700% due 02/01/2036	20,498	23,678
4.900% due 02/01/2046	29,100	34,468
Anheuser-Busch InBev Worldwide, Inc.
4.600% due 04/15/2048	1,500	1,709
4.750% due 01/23/2029	11,000	12,744
4.750% due 04/15/2058	14,739	17,207
5.450% due 01/23/2039	18,860	23,718

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

5.550% due 01/23/2049	5,700	7,394
5.800% due 01/23/2059	6,600	8,996
Anthem, Inc.
2.375% due 01/15/2025	11,900	11,919
3.650% due 12/01/2027	10,100	10,692
AP Moller - Maersk A/S
3.875% due 09/28/2025	12,900	13,373
4.500% due 06/20/2029	8,000	8,537
Apple, Inc.
2.200% due 09/11/2029	49,600	48,657
2.450% due 08/04/2026	11,700	11,864
3.000% due 06/20/2027	30	31
Aptiv PLC 4.350% due 03/15/2029	10,100	10,955
ArcelorMittal S.A. 3.600% due 07/16/2024	5,800	5,955
Arrow Electronics, Inc. 3.250% due 09/08/2024	4,830	4,966
Ashtead Capital, Inc.
4.000% due 05/01/2028	8,945	9,057
4.250% due 11/01/2029	3,300	3,378
Associated Materials LLC 9.000% due 01/01/2024	1,700	1,496
Autodesk, Inc. 3.600% due 12/15/2022	3,000	3,103
Automatic Data Processing, Inc. 2.250% due 09/15/2020	60	60
AutoNation, Inc. 3.350% due 01/15/2021	8,530	8,619
Bacardi Ltd.
4.450% due 05/15/2025	4,500	4,852
4.700% due 05/15/2028	19,600	21,357
5.150% due 05/15/2038	10,500	11,859
Baidu, Inc.
2.875% due 07/06/2022	4,800	4,839
3.500% due 11/28/2022	3,000	3,086
3.875% due 09/29/2023	17,400	18,155
4.375% due 05/14/2024	8,100	8,643
4.375% due 03/29/2028 (m)	9,800	10,643
Baker Hughes a GE Co. LLC 3.337% due 12/15/2027	1,200	1,252
BAT Capital Corp. 4.390% due 08/15/2037	12,900	13,059
Bayer U.S. Finance LLC
2.750% due 07/15/2021	170	171
3.000% due 10/08/2021	10,957	11,098
3.375% due 07/15/2024	3,900	4,025
3.875% due 12/15/2023	6,000	6,298
4.250% due 12/15/2025	600	647
Beacon Roofing Supply, Inc.
4.500% due 11/15/2026	6,300	6,497
4.875% due 11/01/2025	800	806
BMW Finance NV 2.250% due 08/12/2022	3,500	3,516
Boeing Co. 2.300% due 08/01/2021	2,900	2,916
Bombardier, Inc.
6.000% due 10/15/2022	1,100	1,102
6.125% due 01/15/2023	2,100	2,158
7.500% due 12/01/2024	900	947
8.750% due 12/01/2021	800	878
Boral Finance Pty. Ltd. 3.000% due 11/01/2022	500	502
Boston Scientific Corp.
3.375% due 05/15/2022	4,000	4,130
3.850% due 05/15/2025	8,672	9,316
Bristol-Myers Squibb Co.
4.350% due 11/15/2047	6,175	7,364
4.550% due 02/20/2048	1,411	1,728
British Airways Pass-Through Trust
3.300% due 06/15/2034	9,399	9,757
3.350% due 12/15/2030	1,000	1,031
4.625% due 12/20/2025	1,083	1,147
Broadcom Corp.
2.650% due 01/15/2023	4,120	4,144
3.625% due 01/15/2024	75,145	77,872
3.875% due 01/15/2027	5,050	5,245
Broadcom, Inc.
3.125% due 04/15/2021	1,900	1,923
3.125% due 10/15/2022	4,500	4,584
3.625% due 10/15/2024	28,453	29,591
4.250% due 04/15/2026	12,820	13,632
Broadridge Financial Solutions, Inc. 2.900% due 12/01/2029	2,500	2,500
Burlington Northern Santa Fe LLC
3.400% due 09/01/2024	1,700	1,798

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

3.650% due 09/01/2025	35	38
Caesars Resort Collection LLC 5.250% due 10/15/2025	9,500	9,844
Cameron LNG LLC
3.302% due 01/15/2035	4,500	4,543
3.402% due 01/15/2038	10,600	10,633
Campbell Soup Co.
2.524% (US0003M + 0.630%) due 03/15/2021 ~	1,500	1,504
3.650% due 03/15/2023	13,516	14,081
3.800% due 08/02/2042	1,800	1,765
3.950% due 03/15/2025	2,800	2,983
4.150% due 03/15/2028	4,300	4,667
4.800% due 03/15/2048	8,200	9,486
Canadian Pacific Railway Co. 6.125% due 09/15/2115	10,000	14,645
Cardinal Health, Inc. 4.368% due 06/15/2047	2,000	1,985
Celeo Redes Operacion Chile S.A. 5.200% due 06/22/2047	2,148	2,363
Cenovus Energy, Inc. 5.250% due 06/15/2037	8,300	9,195
Centene Corp. 4.625% due 12/15/2029	7,300	7,707
CenterPoint Energy Resources Corp.
3.550% due 04/01/2023	13,800	14,287
4.500% due 01/15/2021	500	510
Charter Communications Operating LLC
3.750% due 02/15/2028	28,900	29,967
4.200% due 03/15/2028	12,300	13,108
4.464% due 07/23/2022	32,765	34,436
4.500% due 02/01/2024	5,100	5,488
4.800% due 03/01/2050	18,400	19,368
4.908% due 07/23/2025	11,435	12,596
5.050% due 03/30/2029	7,819	8,867
5.125% due 07/01/2049	28,200	30,652
5.375% due 04/01/2038	7,900	9,053
5.375% due 05/01/2047	6,985	7,827
5.750% due 04/01/2048	15,590	18,186
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029	39,700	40,533
5.125% due 06/30/2027	10,460	11,580
China Merchants Finance Co. Ltd. 3.500% due 08/03/2020	2,000	2,012
Cielo USA, Inc. 3.750% due 11/16/2022	4,500	4,513
Cigna Corp.
2.550% (US0003M + 0.650%) due 09/17/2021 ~	3,600	3,600
2.891% (US0003M + 0.890%) due 07/15/2023 ~	1,900	1,911
Cimarex Energy Co. 4.375% due 06/01/2024	6,217	6,566
Coca-Cola Femsa S.A.B. de C.V. 3.875% due 11/26/2023	35	37
Comcast Corp.
2.350% due 01/15/2027	30	30
2.631% (US0003M + 0.630%) due 04/15/2024 ~	3,700	3,740
2.750% due 03/01/2023	85	87
3.250% due 11/01/2039	20,500	20,814
3.700% due 04/15/2024	10,100	10,767
3.950% due 10/15/2025	40,000	43,655
3.999% due 11/01/2049	9,131	10,158
4.700% due 10/15/2048	10,000	12,326
CommonSpirit Health 2.760% due 10/01/2024	12,200	12,315
Community Health Systems, Inc.
5.125% due 08/01/2021	2,125	2,130
6.250% due 03/31/2023	7,975	8,115
8.000% due 03/15/2026	3,100	3,199
8.625% due 01/15/2024	23,200	24,650
Conagra Brands, Inc.
2.703% (US0003M + 0.750%) due 10/22/2020 ~	2,500	2,500
4.300% due 05/01/2024	24,800	26,705
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 «(b)	4,159	1,730
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	408	429
4.750% due 07/12/2022	1,271	1,299
Continental Resources, Inc.
4.375% due 01/15/2028	24,700	26,278
5.000% due 09/15/2022	4,424	4,456
Core & Main Holdings LP (8.625% Cash or 9.375% PIK) 8.625% due 09/15/2024 (b)	2,600	2,712
Cornerstone Building Brands, Inc. 8.000% due 04/15/2026 (m)	5,000	5,225
Costco Wholesale Corp. 2.150% due 05/18/2021	100	101

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Cox Communications, Inc.
3.250% due 12/15/2022	8,700	8,950
3.850% due 02/01/2025	4,800	5,086
CRH America Finance, Inc.
3.400% due 05/09/2027	4,498	4,676
3.950% due 04/04/2028	13,500	14,570
CRH America, Inc. 3.875% due 05/18/2025	3,200	3,419
Crown Castle Towers LLC
3.222% due 05/15/2042	4,000	4,047
4.241% due 07/15/2048	11,900	13,204
CSC Holdings LLC 5.750% due 01/15/2030	2,100	2,244
CSN Resources S.A. 6.500% due 07/21/2020	4,900	4,988
CVS Health Corp.
2.625% due 08/15/2024	2,500	2,522
3.700% due 03/09/2023	16,188	16,862
3.875% due 07/20/2025	29,620	31,542
4.000% due 12/05/2023	1,300	1,376
4.300% due 03/25/2028	42,400	46,306
5.125% due 07/20/2045	1,185	1,404
CVS Pass-Through Trust
4.163% due 08/11/2036	354	363
5.789% due 01/10/2026	59	64
5.926% due 01/10/2034	387	452
6.036% due 12/10/2028	2,546	2,843
8.353% due 07/10/2031	368	469
D.R. Horton, Inc.
4.000% due 02/15/2020	2,950	2,957
5.750% due 08/15/2023	12,030	13,297
DAE Funding LLC
4.000% due 08/01/2020	1,200	1,211
5.000% due 08/01/2024	3,800	3,999
5.250% due 11/15/2021	2,142	2,227
Daimler Finance North America LLC
2.550% due 08/15/2022	300	302
2.810% (US0003M + 0.900%) due 02/15/2022 ~	6,300	6,351
Danone S.A. 2.077% due 11/02/2021	13,079	13,092
Delhi International Airport Ltd. 6.125% due 10/31/2026	4,500	4,820
Dell International LLC
4.000% due 07/15/2024	24,665	25,837
4.420% due 06/15/2021	59,152	60,875
4.900% due 10/01/2026	2,150	2,367
5.450% due 06/15/2023	40,200	43,604
6.020% due 06/15/2026	10,000	11,510
Delta Air Lines Pass-Through Trust 6.821% due 02/10/2024	4,244	4,609
Diamond Sports Group LLC 6.625% due 08/15/2027	400	390
DISH DBS Corp.
5.125% due 05/01/2020	2,200	2,216
6.750% due 06/01/2021	19,488	20,523
Dominion Energy Gas Holdings LLC
2.500% due 11/15/2024	9,200	9,245
3.000% due 11/15/2029	8,250	8,227
DP World Crescent Ltd. 4.848% due 09/26/2028	19,800	21,755
DP World PLC 6.850% due 07/02/2037	5,720	7,546
DriveTime Automotive Group, Inc. 8.000% due 06/01/2021	925	942
eBay, Inc. 4.000% due 07/15/2042	8,200	8,092
Edwards Lifesciences Corp. 4.300% due 06/15/2028	6,700	7,447
Embraer Netherlands Finance BV
5.050% due 06/15/2025	1,200	1,319
5.400% due 02/01/2027	2,000	2,257
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027	2,600	2,720
Enbridge, Inc.
2.410% (US0003M + 0.400%) due 01/10/2020 ~	36,600	36,604
3.125% due 11/15/2029	1,700	1,722
6.250% due 03/01/2078 ●	8,700	9,449
Energy Transfer Operating LP
4.050% due 03/15/2025	14,239	14,966
4.150% due 10/01/2020	5,240	5,296
4.250% due 03/15/2023	1,700	1,776
4.750% due 01/15/2026	7,050	7,633
5.150% due 03/15/2045	1,250	1,315
5.950% due 10/01/2043	1,000	1,116
6.050% due 06/01/2041	6,400	7,223
6.125% due 12/15/2045	1,500	1,738

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

6.500% due 02/01/2042		3,600	4,280
6.625% due 10/15/2036		290	345
7.500% due 07/01/2038		4,302	5,538
Energy Transfer Partners LP
4.500% due 11/01/2023		8,900	9,428
5.000% due 10/01/2022		850	901
5.750% due 09/01/2020		1,860	1,886
5.875% due 03/01/2022		9,278	9,846
Entergy Louisiana LLC
3.120% due 09/01/2027		4,300	4,461
4.050% due 09/01/2023		1,160	1,233
Entergy New Orleans LLC 5.100% due 12/01/2020		10,000	10,144
Enterprise Products Operating LLC
4.150% due 10/16/2028		21,130	23,339
4.250% due 02/15/2048		2,485	2,666
4.450% due 02/15/2043		6,890	7,576
4.875% due 08/16/2077 ●		9,900	9,791
5.375% due 02/15/2078 ●		10,700	10,650
5.700% due 02/15/2042		15,002	19,344
EQM Midstream Partners LP
4.000% due 08/01/2024		18,360	17,864
4.750% due 07/15/2023		11,700	11,737
EQT Corp.
3.000% due 10/01/2022 (m)		11,800	11,595
3.900% due 10/01/2027 (m)		9,100	8,519
4.875% due 11/15/2021		2,247	2,320
ERAC USA Finance LLC
2.600% due 12/01/2021		5,100	5,139
5.250% due 10/01/2020		1,100	1,126
Expedia Group, Inc. 3.250% due 02/15/2030		10,900	10,497
Fairstone Financial, Inc. 7.875% due 07/15/2024		13,308	14,345
FedEx Corp. 3.100% due 08/05/2029		9,998	9,997
Fiserv, Inc.
3.200% due 07/01/2026		7,600	7,872
3.500% due 07/01/2029		8,000	8,413
4.200% due 10/01/2028		4,905	5,440
Flex Ltd. 4.875% due 06/15/2029		18,100	19,674
Florida Gas Transmission Co. LLC 5.450% due 07/15/2020		2,800	2,847
Fortune Brands Home & Security, Inc.
3.250% due 09/15/2029		16,300	16,496
4.000% due 09/21/2023		12,400	13,103
Fox Corp.
3.666% due 01/25/2022		2,500	2,582
4.030% due 01/25/2024		12,200	13,006
4.709% due 01/25/2029		9,220	10,509
Freeport Minerals Corp. 9.500% due 06/01/2031		200	272
Frontera Energy Corp. 9.700% due 06/25/2023		8,000	8,481
GATX Corp. 2.611% (US0003M + 0.720%) due 11/05/2021 ~		2,000	2,009
General Electric Co.
0.375% due 05/17/2022	EUR	1,400	1,573
3.100% due 01/09/2023		$1,115	1,139
3.450% due 05/15/2024		1,035	1,074
5.550% due 05/04/2020		1,351	1,366
5.550% due 01/05/2026		33,200	38,110
5.875% due 01/14/2038		2,396	2,903
6.875% due 01/10/2039		1,108	1,476
General Motors Co. 2.694% (US0003M + 0.800%) due 08/07/2020 ~		3,975	3,981
Georgia-Pacific LLC 8.000% due 01/15/2024		800	972
Glencore Funding LLC 4.125% due 03/12/2024		10,300	10,786
Global Payments, Inc.
2.650% due 02/15/2025		3,800	3,818
3.200% due 08/15/2029		4,300	4,394
Globo Comunicacao e Participacoes S.A. 4.875% due 04/11/2022		2,700	2,812
GMR Hyderabad International Airport Ltd. 5.375% due 04/10/2024		2,900	3,007
goeasy Ltd. 5.375% due 12/01/2024		1,500	1,531
Gold Fields Orogen Holdings BVI Ltd. 5.125% due 05/15/2024		10,000	10,701
GTP Acquisition Partners LLC 2.350% due 06/15/2045		11,800	11,803
Gulfstream Natural Gas System LLC 4.600% due 09/15/2025		2,900	3,135

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

HCA, Inc.
4.125% due 06/15/2029		10,000	10,617
4.750% due 05/01/2023		2,650	2,839
5.000% due 03/15/2024		12,404	13,562
5.125% due 06/15/2039		1,000	1,107
5.250% due 06/15/2026		30	34
Hilton Domestic Operating Co., Inc.
4.250% due 09/01/2024		3,000	3,065
4.875% due 01/15/2030		800	849
Humana, Inc.
3.150% due 12/01/2022		5,000	5,132
3.950% due 03/15/2027		1,500	1,614
Huntington Ingalls Industries, Inc. 5.000% due 11/15/2025		2,300	2,410
Huntsman International LLC 4.500% due 05/01/2029		17,100	18,162
Hyundai Capital America 2.699% due 09/18/2020 ●		11,400	11,425
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	1,700	2,003
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (b)		2,100	2,500
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		$3,700	3,988
IHS Markit Ltd.
3.625% due 05/01/2024		900	936
4.125% due 08/01/2023		5,900	6,277
4.250% due 05/01/2029		17,242	18,602
4.750% due 08/01/2028		6,250	6,976
Imperial Brands Finance PLC
3.125% due 07/26/2024		9,900	10,006
3.500% due 07/26/2026		8,700	8,754
3.750% due 07/21/2022		11,755	12,101
3.875% due 07/26/2029		18,600	18,774
Intel Corp. 1.850% due 05/11/2020		60	60
Interpublic Group of Cos., Inc.
3.500% due 10/01/2020		5,500	5,559
3.750% due 10/01/2021		4,500	4,625
Kansas City Southern
3.125% due 06/01/2026		8,645	8,825
4.950% due 08/15/2045		1,631	1,935
Kinder Morgan Energy Partners LP
6.500% due 04/01/2020		2,610	2,638
6.550% due 09/15/2040		3,300	4,214
6.950% due 01/15/2038		600	794
7.300% due 08/15/2033		7,335	9,810
7.400% due 03/15/2031		500	654
7.500% due 11/15/2040		5,500	7,607
Kinder Morgan, Inc.
3.281% (US0003M + 1.280%) due 01/15/2023 ~		4,700	4,769
5.550% due 06/01/2045		4,300	5,148
5.625% due 11/15/2023		2,300	2,545
Kinetic Concepts, Inc. 12.500% due 11/01/2021		3,000	3,095
KLA Corp.
4.100% due 03/15/2029		5,000	5,475
4.125% due 11/01/2021		7,885	8,154
5.000% due 03/15/2049		5,900	7,269
Komatsu Finance America, Inc.
2.118% due 09/11/2020		2,000	1,997
2.437% due 09/11/2022		2,400	2,410
Kraft Heinz Foods Co.
2.471% (US0003M + 0.570%) due 02/10/2021 ~		13,700	13,723
3.950% due 07/15/2025		1,730	1,831
5.000% due 06/04/2042		10,400	11,107
6.500% due 02/09/2040		1,358	1,648
6.875% due 01/26/2039		20,000	25,023
7.125% due 08/01/2039		7,120	9,118
L3Harris Technologies, Inc. 2.416% (US0003M + 0.480%) due 04/30/2020 ~		7,500	7,505
Laboratory Corp. of America Holdings 3.600% due 02/01/2025		15,889	16,723
Lam Research Corp. 2.800% due 06/15/2021		50	51
Las Vegas Sands Corp.
2.900% due 06/25/2025		9,800	9,923
3.200% due 08/08/2024		124,910	128,945
3.500% due 08/18/2026		19,100	19,657
Latam Airlines Pass-Through Trust 4.200% due 08/15/2029		2,967	3,063
Level 3 Financing, Inc. 3.875% due 11/15/2029		7,600	7,671
Macmillan Bloedel Pembroke LP 7.700% due 02/15/2026		7,658	9,439

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Marathon Oil Corp. 3.850% due 06/01/2025		6,791	7,191
Marathon Petroleum Corp. 3.625% due 09/15/2024		35	37
Marriott International, Inc.
3.750% due 03/15/2025		3,375	3,578
4.500% due 10/01/2034		6,099	6,723
Marvell Technology Group Ltd.
4.200% due 06/22/2023		11,200	11,827
4.875% due 06/22/2028		11,200	12,371
Masco Corp.
4.500% due 05/15/2047		1,100	1,109
5.950% due 03/15/2022		3,808	4,091
Massachusetts Institute of Technology 4.678% due 07/01/2114		150	193
McDonald’s Corp.
2.625% due 09/01/2029		13,500	13,528
2.750% due 12/09/2020		25	25
3.625% due 09/01/2049		7,500	7,638
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		38,275	39,385
5.250% due 04/26/2026		21,800	22,555
5.375% due 12/04/2029		1,700	1,748
5.625% due 07/17/2027		8,300	8,660
MGM China Holdings Ltd.
5.375% due 05/15/2024		15,700	16,361
5.875% due 05/15/2026		10,600	11,256
Microchip Technology, Inc. 3.922% due 06/01/2021		3,800	3,887
Micron Technology, Inc.
4.185% due 02/15/2027		11,500	12,311
4.640% due 02/06/2024		5,800	6,293
4.663% due 02/15/2030		350	386
5.327% due 02/06/2029		6,400	7,343
Mitchells & Butlers Finance PLC 1.248% (BP0003M + 0.450%) due 12/15/2030 ~	GBP	889	1,110
MMK International Capital DAC 4.375% due 06/13/2024		$10,400	11,001
Moody’s Corp. 4.875% due 02/15/2024		1,500	1,649
MPLX LP
4.000% due 03/15/2028		50	52
4.500% due 04/15/2038		9,900	10,067
4.900% due 04/15/2058		2,600	2,647
5.250% due 01/15/2025		6,300	6,613
6.375% due 05/01/2024		2,400	2,512
6.875% due 02/15/2023 ●(i)		7,800	7,878
Mylan NV
3.150% due 06/15/2021		3,830	3,880
3.750% due 12/15/2020		34	35
Mylan, Inc.
3.125% due 01/15/2023		10,460	10,615
4.200% due 11/29/2023		13,500	14,294
Netflix, Inc.
3.875% due 11/15/2029	EUR	9,000	10,714
5.375% due 11/15/2029		$1,700	1,814
Newcastle Coal Infrastructure Group Pty. Ltd. 4.400% due 09/29/2027		4,000	4,017
Newell Brands, Inc.
3.850% due 04/01/2023		10,038	10,431
4.200% due 04/01/2026		8,294	8,647
Northrop Grumman Corp. 3.500% due 03/15/2021		50	51
Northwest Airlines Pass-Through Trust 6.264% due 05/20/2023		563	581
Norwegian Air Shuttle ASA Pass-Through Trust 4.875% due 11/10/2029		4,460	4,349
NVR, Inc. 3.950% due 09/15/2022		4,000	4,167
NXP BV
3.875% due 06/18/2026		5,500	5,836
4.125% due 06/01/2021		3,900	3,999
4.300% due 06/18/2029		6,000	6,492
4.625% due 06/15/2022		2,950	3,110
4.625% due 06/01/2023		8,100	8,661
4.875% due 03/01/2024		2,600	2,836
5.350% due 03/01/2026		1,100	1,240
Occidental Petroleum Corp.
2.600% due 08/13/2021		2,400	2,418
2.700% due 08/15/2022		7,000	7,074
2.900% due 08/15/2024		8,000	8,132
3.360% (US0003M + 1.450%) due 08/15/2022 ~		5,000	5,027
5.550% due 03/15/2026		1,200	1,363
6.950% due 07/01/2024		2,679	3,157
Odebrecht Oil & Gas Finance Ltd.
0.000% due 01/30/2020 (f)(i)		276	3

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

0.000% due 01/31/2020 (f)(i)	3,303	33
ONEOK Partners LP
3.375% due 10/01/2022	7,991	8,223
4.900% due 03/15/2025	5,700	6,276
5.000% due 09/15/2023	7,200	7,811
Oracle Corp.
2.950% due 11/15/2024	70	73
3.250% due 11/15/2027	5,100	5,405
Ortho-Clinical Diagnostics, Inc. 6.625% due 05/15/2022	2,800	2,789
Owens Corning
4.300% due 07/15/2047	10,079	9,557
4.400% due 01/30/2048	1,900	1,839
Pacific National Finance Pty. Ltd.
4.625% due 09/23/2020	2,930	2,974
6.000% due 04/07/2023	8,600	9,420
Penske Truck Leasing Co. LP
2.700% due 11/01/2024	18,400	18,535
3.900% due 02/01/2024	4,600	4,832
4.125% due 08/01/2023	7,800	8,233
4.875% due 07/11/2022	1,700	1,808
PerkinElmer, Inc. 3.300% due 09/15/2029	16,700	17,069
Perrigo Finance Unlimited Co. 4.375% due 03/15/2026	2,200	2,271
Petra Diamonds U.S. Treasury PLC 7.250% due 05/01/2022	3,750	2,377
Petroleos Mexicanos
5.625% due 01/23/2046	2,693	2,411
6.500% due 03/13/2027	32,575	34,678
6.500% due 01/23/2029	34,300	36,181
6.750% due 09/21/2047	2,500	2,513
6.840% due 01/23/2030	34,500	36,849
7.690% due 01/23/2050	6,192	6,779
PGT Escrow Issuer, Inc. 6.750% due 08/01/2026	300	322
Phillips 66 Partners LP 3.605% due 02/15/2025	65	68
Pioneer Natural Resources Co.
3.950% due 07/15/2022	3,277	3,406
4.450% due 01/15/2026	17,588	19,251
7.200% due 01/15/2028	4,497	5,693
7.500% due 01/15/2020	22,748	22,786
QGOG Constellation S.A. 9.000% due 11/09/2024 «	3,621	0
QUALCOMM, Inc. 2.900% due 05/20/2024	75	78
QVC, Inc.
4.375% due 03/15/2023	6,400	6,606
4.450% due 02/15/2025	7,900	8,172
4.850% due 04/01/2024	4,274	4,478
5.125% due 07/02/2022	6,527	6,867
5.450% due 08/15/2034	10,600	10,175
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.838% due 09/30/2027	800	916
Reckitt Benckiser Treasury Services PLC 2.495% (US0003M + 0.560%) due 06/24/2022 ~	2,200	2,206
RELX Capital, Inc. 4.000% due 03/18/2029	25	27
Rockies Express Pipeline LLC 5.625% due 04/15/2020	9,300	9,415
S&P Global, Inc. 4.400% due 02/15/2026	25	28
Sabine Pass Liquefaction LLC
5.000% due 03/15/2027	15,566	17,130
5.625% due 04/15/2023	1,200	1,306
5.625% due 03/01/2025	6,800	7,656
5.750% due 05/15/2024	13,010	14,512
5.875% due 06/30/2026	10,705	12,292
6.250% due 03/15/2022	7,000	7,520
Sands China Ltd.
4.600% due 08/08/2023	4,400	4,652
5.125% due 08/08/2025	25,200	27,726
5.400% due 08/08/2028	8,200	9,266
Sasol Financing USA LLC 5.875% due 03/27/2024	10,900	11,801
Shire Acquisitions Investments Ireland DAC
2.400% due 09/23/2021	2,800	2,816
2.875% due 09/23/2023	65	66
Southern Co.
2.350% due 07/01/2021	5,800	5,829
2.950% due 07/01/2023	70	72
3.250% due 07/01/2026	13,475	14,034
Southwest Airlines Co. 2.650% due 11/05/2020	50	50

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Southwest Airlines Co. Pass-Through Trust 6.650% due 08/01/2022	2,084	2,195
Spirit AeroSystems, Inc.
3.850% due 06/15/2026	3,800	3,872
3.950% due 06/15/2023	6,510	6,712
4.600% due 06/15/2028	19,281	20,320
Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031	1,202	1,238
4.100% due 10/01/2029	2,448	2,558
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	6,213	6,276
4.738% due 09/20/2029	19,100	20,282
Standard Industries, Inc.
4.750% due 01/15/2028	5,800	5,958
5.000% due 02/15/2027	8,900	9,299
Steel Dynamics, Inc. 3.450% due 04/15/2030	4,000	4,050
Sunny Optical Technology Group Co. Ltd. 3.750% due 01/23/2023	3,300	3,378
Sunoco Logistics Partners Operations LP
3.900% due 07/15/2026	5,861	6,087
5.350% due 05/15/2045	7,100	7,628
Suntory Holdings Ltd.
2.250% due 10/16/2024	10,100	10,041
2.550% due 06/28/2022	4,000	4,021
Syngenta Finance NV
4.441% due 04/24/2023	10,900	11,383
4.892% due 04/24/2025	5,500	5,887
5.182% due 04/24/2028	28,373	30,571
Tech Data Corp. 3.700% due 02/15/2022	3,500	3,577
Telefonica Emisiones S.A. 4.665% due 03/06/2038	7,600	8,440
Tencent Holdings Ltd.
2.894% (US0003M + 0.910%) due 04/11/2024 ~	7,000	7,038
3.575% due 04/11/2026	13,500	14,025
3.975% due 04/11/2029	23,900	25,825
Teva Pharmaceutical Finance BV 3.650% due 11/10/2021	4,127	4,047
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/2022	480	459
3.650% due 11/10/2021	12,754	12,512
Teva Pharmaceutical Finance Netherlands BV 2.200% due 07/21/2021	3,391	3,290
Textron, Inc. 2.451% (US0003M + 0.550%) due 11/10/2020 ~	17,300	17,301
Thermo Fisher Scientific, Inc.
2.600% due 10/01/2029	5,500	5,444
2.950% due 09/19/2026	4,900	5,038
3.000% due 04/15/2023	12,800	13,160
Thomson Reuters Corp. 3.350% due 05/15/2026	6,600	6,799
Time Warner Cable LLC
4.125% due 02/15/2021	1,500	1,524
4.500% due 09/15/2042	9,000	9,197
5.000% due 02/01/2020	7,400	7,414
Times Square Hotel Trust 8.528% due 08/01/2026	491	570
TransCanada PipeLines Ltd. 4.250% due 05/15/2028	40	44
Transcontinental Gas Pipe Line Co. LLC 7.850% due 02/01/2026	12,066	15,331
Transocean Guardian Ltd. 5.875% due 01/15/2024	10,769	11,038
Transocean Pontus Ltd. 6.125% due 08/01/2025	1,691	1,738
Transocean, Inc. 7.250% due 11/01/2025	3,800	3,733
Trimble, Inc.
4.150% due 06/15/2023	4,300	4,532
4.900% due 06/15/2028	9,200	10,047
Trinity Acquisition PLC 4.400% due 03/15/2026	35	38
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028	3,234	3,048
Twitter, Inc. 3.875% due 12/15/2027	1,000	1,002
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	391	412
7.125% due 04/22/2025	1,281	1,440
Unigel Luxembourg S.A. 8.750% due 10/01/2026	8,900	9,088
Union Pacific Corp. 3.950% due 08/15/2059	3,000	3,151
United Airlines Pass-Through Trust
2.700% due 11/01/2033	3,650	3,668

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

2.875% due 04/07/2030		17,742	18,011
3.100% due 01/07/2030		1,301	1,337
3.100% due 04/07/2030		4,561	4,626
3.450% due 01/07/2030		10,018	10,238
3.700% due 09/01/2031		3,544	3,640
4.150% due 02/25/2033		10,894	11,774
United Parcel Service, Inc. 2.050% due 04/01/2021		65	65
United Technologies Corp. 1.900% due 05/04/2020		20	20
UnitedHealth Group, Inc.
2.700% due 07/15/2020		35	35
2.750% due 02/15/2023		55	56
3.750% due 07/15/2025		1,000	1,080
Universal Health Services, Inc. 4.750% due 08/01/2022		2,000	2,025
Univision Communications, Inc. 5.125% due 02/15/2025		6,700	6,641
Vale Overseas Ltd.
6.250% due 08/10/2026		13,900	16,342
6.875% due 11/21/2036		4,900	6,387
6.875% due 11/10/2039		3,600	4,701
Vale S.A. 3.750% due 01/10/2023	EUR	700	854
Valero Energy Corp.
4.000% due 04/01/2029		$7,500	8,094
4.350% due 06/01/2028		25	28
Valero Energy Partners LP
4.375% due 12/15/2026		2,500	2,723
4.500% due 03/15/2028		8,100	8,921
ViacomCBS, Inc. 3.500% due 01/15/2025		2,015	2,108
Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	7,300	9,880
5.250% due 05/15/2029		1,000	1,435
Viterra, Inc. 5.950% due 08/01/2020		$470	480
VMware, Inc.
2.950% due 08/21/2022		14,600	14,883
3.900% due 08/21/2027		26,145	27,361
Volkswagen Group of America Finance LLC
2.675% (US0003M + 0.770%) due 11/13/2020 ~		15,400	15,464
2.795% (US0003M + 0.860%) due 09/24/2021 ~		3,200	3,223
2.841% (US0003M + 0.940%) due 11/12/2021 ~		7,700	7,769
4.000% due 11/12/2021		5,900	6,102
Vulcan Materials Co. 2.494% (US0003M + 0.600%) due 06/15/2020 ~		4,250	4,255
West Fraser Timber Co. Ltd. 4.350% due 10/15/2024		2,600	2,717
Western Digital Corp. 4.750% due 02/15/2026		7,600	7,937
Westinghouse Air Brake Technologies Corp.
4.400% due 03/15/2024		2,300	2,443
4.950% due 09/15/2028		21,800	23,987
Willamette Industries, Inc.
7.350% due 07/01/2026		2,000	2,470
9.000% due 10/01/2021		1,500	1,659
Williams Cos., Inc.
4.850% due 03/01/2048		11,000	12,026
5.100% due 09/15/2045		650	724
Woodside Finance Ltd.
3.650% due 03/05/2025		9,700	10,047
3.700% due 09/15/2026		11,375	11,845
3.700% due 03/15/2028		6,100	6,316
4.500% due 03/04/2029		15,000	16,435
WRKCo, Inc.
3.000% due 09/15/2024		805	821
3.900% due 06/01/2028		7,400	7,855
Wyndham Destinations, Inc.
4.625% due 03/01/2030		5,700	5,725
5.750% due 04/01/2027		7,050	7,669
Wynn Macau Ltd.
4.875% due 10/01/2024		20,050	20,543
5.125% due 12/15/2029		1,400	1,432
5.500% due 10/01/2027		39,620	41,297
Wynn Resorts Finance LLC 5.125% due 10/01/2029		6,100	6,561
Yara International ASA 4.750% due 06/01/2028		16,500	17,931
Yellowstone Energy LP 5.750% due 12/31/2026 «		3,205	3,415
Yingde Gases Investment Ltd. 6.250% due 01/19/2023		1,100	1,139
ZF North America Capital, Inc. 4.500% due 04/29/2022		3,329	3,432

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Ziggo BV 5.500% due 01/15/2027	300	319
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	7,773	7,778
3.150% due 04/01/2022	10,000	10,209
3.550% due 04/01/2025	23,922	25,220
3.700% due 03/19/2023	1,000	1,042
Zoetis, Inc.
3.000% due 09/12/2027	2,300	2,364
3.250% due 02/01/2023	80	82
		4,660,934
UTILITIES 8.4%

American Electric Power Co., Inc.
3.200% due 11/13/2027	65	67
3.650% due 12/01/2021	9,300	9,595
American Transmission Systems, Inc. 5.250% due 01/15/2022	4,275	4,524
AT&T, Inc.
2.657% (US0003M + 0.750%) due 06/01/2021 ~	59,700	60,069
2.799% (US0003M + 0.890%) due 02/15/2023 ~	3,925	3,959
2.951% (US0003M + 0.950%) due 07/15/2021 ~	4,500	4,544
3.800% due 02/15/2027	1,860	1,984
4.100% due 02/15/2028	13,351	14,522
4.250% due 03/01/2027	155	170
4.300% due 02/15/2030	59,979	66,692
4.500% due 03/09/2048	22,500	24,865
4.550% due 03/09/2049	18,815	20,867
4.750% due 05/15/2046	4,500	5,086
4.800% due 06/15/2044	2,025	2,308
5.150% due 03/15/2042	4,200	4,904
5.150% due 11/15/2046	10,330	12,354
5.350% due 09/01/2040	636	767
5.450% due 03/01/2047	22,000	27,291
Azure Power Energy Ltd. 5.500% due 11/03/2022	2,519	2,575
Azure Power Solar Energy Pvt Ltd. 5.650% due 12/24/2024	9,000	9,215
Berkshire Hathaway Energy Co.
2.375% due 01/15/2021	45	45
4.450% due 01/15/2049	16,400	19,485
Bharti Airtel International Netherlands BV 5.350% due 05/20/2024	1,500	1,595
Black Hills Corp. 3.875% due 10/15/2049	5,500	5,502
BP Capital Markets America, Inc. 3.410% due 02/11/2026	45	48
British Telecommunications PLC 3.250% due 11/08/2029	1,000	1,000
CenterPoint Energy, Inc. 2.500% due 09/01/2024	4,900	4,908
Centrais Eletricas Brasileiras S.A. 5.750% due 10/27/2021	2,950	3,084
Clearway Energy Operating LLC 5.750% due 10/15/2025	2,700	2,847
Cleco Corporate Holdings LLC 3.743% due 05/01/2026	12,005	12,403
CNOOC Finance Ltd. 4.250% due 01/26/2021	700	714
Delmarva Power & Light Co. 3.500% due 11/15/2023	40	42
Dominion Energy, Inc.
2.579% due 07/01/2020	30	30
4.650% due 12/15/2024 ●(i)	5,100	5,209
Drax Finco PLC 6.625% due 11/01/2025	3,200	3,407
Duke Energy Carolinas LLC
2.450% due 08/15/2029	16,100	15,988
2.500% due 03/15/2023	1,000	1,015
2.950% due 12/01/2026	160	165
Duke Energy Corp.
2.400% due 08/15/2022	12,619	12,745
2.409% (US0003M + 0.500%) due 05/14/2021 ~	3,000	3,012
3.550% due 09/15/2021	50	51
3.750% due 04/15/2024	35	37
Duke Energy Florida LLC
2.500% due 12/01/2029	2,500	2,500
3.200% due 01/15/2027	1,100	1,150
Duquesne Light Holdings, Inc. 3.616% due 08/01/2027	15,400	15,581
Edison International
3.125% due 11/15/2022	6,500	6,603
3.550% due 11/15/2024	6,500	6,660
5.750% due 06/15/2027	11,400	12,805

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Electricite de France S.A. 4.875% due 01/22/2044		500	573
Emera U.S. Finance LP
2.700% due 06/15/2021		7,693	7,765
4.750% due 06/15/2046		15,000	17,342
Enable Midstream Partners LP
3.900% due 05/15/2024		1,536	1,573
4.400% due 03/15/2027		18,850	18,822
4.950% due 05/15/2028		5,000	5,063
Enel Finance International NV
2.875% due 05/25/2022		10,000	10,128
3.625% due 05/25/2027		14,262	14,774
4.250% due 09/14/2023		2,500	2,647
Entergy Arkansas LLC 3.700% due 06/01/2024		594	631
Entergy Corp.
4.000% due 07/15/2022		900	939
5.125% due 09/15/2020		3,800	3,852
Eversource Energy 2.900% due 10/01/2024		3,200	3,270
Exelon Corp.
3.950% due 06/15/2025		11,708	12,590
5.150% due 12/01/2020		4,500	4,591
Exelon Generation Co. LLC
4.000% due 10/01/2020		2,500	2,524
6.250% due 10/01/2039		990	1,194
FirstEnergy Corp. 2.850% due 07/15/2022		1,922	1,953
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		18,800	19,601
6.000% due 11/27/2023		15,500	17,329
Gazprom OAO Via Gaz Capital S.A.
2.250% due 11/22/2024	EUR	2,500	2,986
2.949% due 01/24/2024		3,800	4,638
3.125% due 11/17/2023		700	862
4.250% due 04/06/2024	GBP	5,600	8,052
4.950% due 07/19/2022		$3,700	3,921
5.150% due 02/11/2026		5,900	6,578
6.510% due 03/07/2022		48,800	53,055
Georgia Power Co.
2.650% due 09/15/2029		4,000	3,950
3.250% due 03/30/2027		420	434
Greenko Dutch BV 5.250% due 07/24/2024		4,100	4,167
Greenko Investment Co. 4.875% due 08/16/2023		4,000	3,983
Greenko Solar Mauritius Ltd. 5.950% due 07/29/2026		12,500	12,635
IPALCO Enterprises, Inc. 3.700% due 09/01/2024		8,150	8,431
Midwest Connector Capital Co. LLC
3.625% due 04/01/2022		4,000	4,101
3.900% due 04/01/2024		13,200	13,868
Mississippi Power Co. 3.950% due 03/30/2028		9,000	9,802
NextEra Energy Capital Holdings, Inc.
1.950% due 09/01/2022		27,900	27,993
2.630% (US0003M + 0.720%) due 02/25/2022 ~		6,400	6,456
2.750% due 11/01/2029		5,000	5,030
2.900% due 04/01/2022		2,500	2,551
3.150% due 04/01/2024		5,900	6,118
3.250% due 04/01/2026		975	1,015
4.800% due 12/01/2077 ●		4,300	4,449
5.650% due 05/01/2079 ●		5,000	5,538
NGPL PipeCo LLC 4.875% due 08/15/2027		5,000	5,316
NiSource, Inc.
2.650% due 11/17/2022		15	15
3.490% due 05/15/2027		25	26
Novatek OAO via Novatek Finance DAC 4.422% due 12/13/2022		16,482	17,316
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		787	785
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)		2,778	1,522
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		6,427	6,331
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(b)		15,290	3,823
Oi S.A. (10.000% Cash or 12.000% PIK) 10.000% due 07/27/2025 (b)(k)		13,800	12,391
ONEOK, Inc.
2.750% due 09/01/2024		19,800	19,992
4.350% due 03/15/2029		15,150	16,402
4.550% due 07/15/2028		29,135	32,037
4.950% due 07/13/2047		5,500	6,057

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

5.200% due 07/15/2048	3,985	4,516
Pacific Gas & Electric Co.
2.450% due 08/15/2022 ^(c)	1,500	1,503
3.250% due 09/15/2021 ^(c)	3,407	3,425
3.300% due 03/15/2027 ^(c)	3,800	3,810
3.300% due 12/01/2027 ^(c)	18,500	18,547
3.500% due 10/01/2020 ^(c)	5,450	5,470
3.850% due 11/15/2023 ^(c)	545	552
4.250% due 05/15/2021 ^(c)	5,100	5,128
4.650% due 08/01/2028 ^(c)	11,400	11,803
Pennsylvania Electric Co. 6.150% due 10/01/2038	1,600	2,073
Petrobras Global Finance BV 5.999% due 01/27/2028	5,000	5,711
Piedmont Natural Gas Co., Inc. 3.640% due 11/01/2046	1,500	1,492
Plains All American Pipeline LP
2.850% due 01/31/2023	5,402	5,457
3.600% due 11/01/2024	12,900	13,272
3.850% due 10/15/2023	25,812	26,729
4.650% due 10/15/2025	5,094	5,457
PPL WEM Ltd. 5.375% due 05/01/2021	2,200	2,265
Public Service Co. of Oklahoma 4.400% due 02/01/2021	1,850	1,894
Public Service Enterprise Group, Inc. 2.000% due 11/15/2021	1,200	1,199
ReNew Power Synthetic 6.670% due 03/12/2024	11,100	11,546
Rio Oil Finance Trust
8.200% due 04/06/2028	18,000	20,841
9.750% due 01/06/2027	11,417	13,530
San Diego Gas & Electric Co. 4.100% due 06/15/2049	9,500	10,510
Sempra Energy
2.344% (US0003M + 0.450%) due 03/15/2021 ~	3,500	3,502
2.501% (US0003M + 0.500%) due 01/15/2021 ~	1,000	1,000
2.900% due 02/01/2023	8,000	8,159
3.400% due 02/01/2028	2,840	2,943
3.550% due 06/15/2024	5,700	5,971
3.750% due 11/15/2025	3,713	3,930
SGSP Australia Assets Pty. Ltd. 3.300% due 04/09/2023	900	925
Southern California Edison Co.
2.850% due 08/01/2029	9,500	9,497
3.700% due 08/01/2025	8,800	9,325
3.900% due 12/01/2041	1,100	1,094
4.000% due 04/01/2047	15,600	16,400
4.875% due 03/01/2049	8,468	10,030
6.650% due 04/01/2029	5,739	6,912
Southern Co. Gas Capital Corp.
3.250% due 06/15/2026	5,475	5,700
3.875% due 11/15/2025	2,300	2,478
4.400% due 05/30/2047	5,154	5,696
Southern Power Co.
2.458% (US0003M + 0.550%) due 12/20/2020 ~	6,700	6,702
2.500% due 12/15/2021	6,000	6,062
Sprint Communications, Inc. 7.000% due 08/15/2020	618	632
Sprint Corp.
7.250% due 09/15/2021	16,881	17,882
7.875% due 09/15/2023	1,900	2,100
State Grid Overseas Investment Ltd. 2.750% due 05/04/2022	3,000	3,033
Targa Resources Partners LP 5.500% due 03/01/2030	5,200	5,350
Telstra Corp. Ltd. 4.800% due 10/12/2021	3,600	3,771
TELUS Corp. 2.800% due 02/16/2027	35	35
Transcanada Trust 5.300% due 03/15/2077 ●	22,550	23,192
Transocean Proteus Ltd. 6.250% due 12/01/2024	700	723
Verizon Communications, Inc.
3.010% (US0003M + 1.100%) due 05/15/2025 ~	13,200	13,513
4.125% due 03/16/2027	60	67
4.329% due 09/21/2028	5,000	5,672
4.522% due 09/15/2048	6,100	7,307
4.672% due 03/15/2055	7,526	9,297
4.862% due 08/21/2046	100	124
5.012% due 04/15/2049	23,504	30,082
5.012% due 08/21/2054	10,000	12,874
Vistra Operations Co. LLC 3.550% due 07/15/2024	5,000	5,066

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Vodafone Group PLC
4.375% due 05/30/2028	3,160	3,502
4.875% due 06/19/2049	5,400	6,269
		1,318,323
Total Corporate Bonds & Notes (Cost $11,776,304)		12,277,974

MUNICIPAL BONDS & NOTES 0.0%

MICHIGAN 0.0%

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006 7.309% due 06/01/2034	2,230	2,309

WEST VIRGINIA 0.0%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047	2,075	2,158
Total Municipal Bonds & Notes (Cost $4,156)		4,467

U.S. GOVERNMENT AGENCIES 12.8%

Farm Credit Bank of Texas 6.200% due 06/15/2028 ●(i)	3,000	3,169
Freddie Mac
10.792% due 03/25/2029 ●	498	624
16.597% due 11/25/2055 «~	3,439	2,069
Uniform Mortgage-Backed Security
2.500% due 11/01/2049	74,300	73,461
3.000% due 01/01/2045	300	308
3.500% due 07/01/2046	4,185	4,414
4.000% due 08/01/2048 - 08/01/2049	83,249	86,535
Uniform Mortgage-Backed Security, TBA
2.500% due 02/01/2050	51,600	50,967
3.000% due 02/01/2050	355,000	359,603
3.500% due 01/01/2050 - 02/01/2050	1,109,900	1,141,168
4.000% due 01/01/2050 - 02/01/2050	278,750	289,883
Total U.S. Government Agencies (Cost $2,009,111)		2,012,201

U.S. TREASURY OBLIGATIONS 18.4%

U.S. Treasury Bonds
2.250% due 08/15/2049 (m)	114,160	110,648
2.500% due 02/15/2045	41,640	42,451
2.500% due 02/15/2046 (m)	89,225	91,018
2.500% due 05/15/2046 (m)	93,508	95,387
2.875% due 08/15/2045	27,317	29,836
2.875% due 05/15/2049 (m)	415,276	457,342
3.000% due 05/15/2042	2,650	2,946
3.000% due 02/15/2049 (m)	237,819	268,062
3.125% due 02/15/2042 (m)	74,170	84,069
3.125% due 08/15/2044 (m)	70,025	79,590
3.375% due 05/15/2044 (m)	175,750	207,811
3.500% due 02/15/2039	707	847
3.625% due 02/15/2044	21,050	25,847
4.375% due 05/15/2040	6,695	8,983
6.250% due 05/15/2030 (m)	5,950	8,365
U.S. Treasury Inflation Protected Securities (h)
0.250% due 07/15/2029 (m)	150,810	152,328
0.375% due 07/15/2025 (o)	10,526	10,743
0.375% due 01/15/2027 (m)(o)	98,225	99,742
0.500% due 01/15/2028 (o)	22,827	23,424
U.S. Treasury Notes
1.625% due 08/15/2029 (m)	134,599	131,048
1.750% due 11/15/2029 (m)	295,185	290,538
2.250% due 11/15/2027 (m)(o)(q)	86,097	88,451
2.875% due 05/15/2028 (m)(o)(q)	118,068	127,026
2.875% due 08/15/2028 (m)(o)(q)	143,866	154,986
3.125% due 11/15/2028 (m)(o)(q)	273,054	300,088
Total U.S. Treasury Obligations (Cost $2,761,328)		2,891,576

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%

American Home Mortgage Assets Trust 3.179% due 10/25/2046 ●	2,269	2,036
American Home Mortgage Investment Trust 3.657% due 11/25/2045 ^●	825	601
Banc of America Alternative Loan Trust 5.750% due 11/25/2035 ^	653	643
Banc of America Funding Trust
1.955% due 10/20/2036 ●	2,022	1,814
2.045% due 06/20/2047 ●	1,430	1,291
2.192% due 05/25/2037 ^●	533	466
35.045% due 07/25/2047 ^●	931	1,770
BCAP LLC Trust
2.012% due 05/25/2047 ^●	1,184	1,122

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

4.151% due 07/26/2036 ~	215	201
Bear Stearns ALT-A Trust
2.112% due 08/25/2036 ●	728	809
3.923% due 04/25/2035 ~	16,196	15,870
3.952% due 03/25/2036 ^~	250	213
3.962% due 08/25/2036 ^~	1,228	868
ChaseFlex Trust 2.132% due 08/25/2037 ●	576	628
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.072% due 01/25/2035 ●	1,069	1,062
Citigroup Mortgage Loan Trust
3.228% due 09/25/2059 þ	5,615	5,630
4.037% due 03/25/2037 ^~	437	407
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ^~	1,087	838
Countrywide Alternative Loan Trust
1.952% due 07/25/2036 ●	1,136	1,120
1.955% due 09/20/2046 ●	2,665	2,352
1.962% due 11/25/2036 ●	125	123
1.975% due 09/20/2046 ●	2,704	2,206
1.982% due 09/25/2046 ^●	2,812	2,671
2.142% due 05/25/2037 ^●	876	390
3.589% due 08/25/2035 ^●	2,558	2,325
5.500% due 01/25/2036	1,507	1,378
6.000% due 03/25/2036 ^	1,119	842
6.000% due 05/25/2036 ^	116	89
6.500% due 12/25/2036 ^	441	308
Credit Suisse Mortgage Capital Certificates
3.716% due 06/26/2037 ~	4,771	4,794
3.830% due 08/26/2058	7,382	7,444
4.247% due 04/28/2037 ~	1,872	1,911
Credit Suisse Mortgage Capital Certificates Trust 3.322% due 10/25/2058 ~	1,411	1,415
Credit Suisse Mortgage Capital Trust
3.318% due 12/25/2059 ~	2,200	2,202
3.319% due 10/27/2059 ~	6,569	6,575
3.799% due 05/27/2037 ~	4,498	3,586
DBUBS Mortgage Trust 4.537% due 07/10/2044	300	306
GSR Mortgage Loan Trust 2.012% due 08/25/2046 ●	22,920	8,972
HarborView Mortgage Loan Trust
1.969% due 12/19/2036 ●	3,256	2,906
2.264% due 01/19/2036 ●	2,692	2,146
3.910% due 06/19/2036 ^~	906	649
HSI Asset Loan Obligation Trust 6.000% due 09/25/2037 ^	155	145
IndyMac Mortgage Loan Trust 2.272% due 07/25/2035 ●	11,852	11,547
JPMorgan Alternative Loan Trust
4.092% due 05/25/2037 ^~	1,361	1,247
6.310% due 08/25/2036 ^þ	2,271	2,150
Lehman Mortgage Trust 6.000% due 07/25/2037 ^	334	311
Merrill Lynch Mortgage Investors Trust 4.870% due 05/25/2033 ~	6	6
Morgan Stanley Mortgage Loan Trust 5.962% due 06/25/2036 ^~	438	175
Morgan Stanley Re-REMIC Trust 5.500% due 01/26/2037 ~	33	36
Morgan Stanley Resecuritization Trust 2.248% due 12/26/2046 ●	12,221	12,158
MortgageIT Mortgage Loan Trust 1.992% due 04/25/2036 ●	6,543	5,834
New Century Alternative Mortgage Loan Trust 6.167% due 07/25/2036 ^þ	1,178	561
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	61,097	61,150
4.500% due 05/25/2058 ~	15,024	15,856
Residential Accredit Loans, Inc. Trust
1.972% due 05/25/2036 ●	1,656	1,584
1.982% due 08/25/2036 ^●	1,337	1,259
2.002% due 04/25/2046 ●	7,330	3,080
3.255% due 10/25/2037 ~	6,747	6,368
4.446% due 07/25/2035 ~	298	285
4.879% due 01/25/2036 ^~	1,963	1,785
5.084% due 09/25/2035 ^~	141	123
Structured Adjustable Rate Mortgage Loan Trust
2.092% due 08/25/2036 ^●	1,016	808
3.918% due 05/25/2036 ^~	1,631	1,411
4.067% due 02/25/2036 ^~	416	392
Thornburg Mortgage Securities Trust 4.049% due 09/25/2037 ~	5	4
Wachovia Mortgage Loan Trust LLC 4.180% due 05/20/2036 ^~	531	526

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

WaMu Mortgage Pass-Through Certificates Trust 3.995% due 07/25/2037 ^~	558	529
Washington Mutual Mortgage Pass-Through Certificates Trust
3.079% due 11/25/2046 ^●	1,538	1,409
6.000% due 07/25/2036	285	258
Wells Fargo Alternative Loan Trust 5.750% due 07/25/2037 ^	189	184
Total Non-Agency Mortgage-Backed Securities (Cost $214,937)		224,160
ASSET-BACKED SECURITIES 2.5%
Aames Mortgage Investment Trust 2.992% due 06/25/2035 ●	3,110	3,047
AASET Trust 3.967% due 05/16/2042	2,917	2,942
Accredited Mortgage Loan Trust 2.052% due 09/25/2036 ●	4,094	4,021
ACE Securities Corp. Home Equity Loan Trust
1.952% due 08/25/2036 ^●	1,726	602
1.992% due 12/25/2036 ●	5,729	2,068
2.737% due 05/25/2035 ●	5,500	5,426
AIM Aviation Finance Ltd. 4.213% due 02/15/2040 þ	3,536	3,535
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.482% due 07/25/2035 ●	54	54
Argent Securities Trust
1.902% due 09/25/2036 ●	1,908	829
2.062% due 05/25/2036 ●	1,499	575
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.172% due 02/25/2036 ●	3,060	2,552
Asset-Backed Funding Certificates Trust 1.922% due 01/25/2037 ●	5,053	3,851
Asset-Backed Securities Corp. Home Equity Loan Trust 3.667% due 09/25/2034 ●	1,194	1,213
Bayview Koitere Fund Trust 3.967% due 07/28/2033 þ	753	755
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ	3,411	3,415
Bear Stearns Asset-Backed Securities Trust
2.142% due 12/25/2035 ^●	383	260
2.792% due 08/25/2035 ●	165	136
Blackbird Capital Aircraft Lease Securitization Ltd. 4.213% due 12/16/2041 þ	4,906	5,011
Business Jet Securities LLC 4.335% due 02/15/2033	2,639	2,668
CIT Mortgage Loan Trust 3.292% due 10/25/2037 ●	3,500	3,555
Citigroup Mortgage Loan Trust
1.992% due 01/25/2037 ●	12,529	7,334
2.052% due 03/25/2036 ●	1,926	1,848
Countrywide Asset-Backed Certificates
1.932% due 07/25/2037 ^●	2,282	2,085
2.012% due 09/25/2047 ^●	697	612
2.032% due 03/25/2036 ●	1,761	1,673
Countrywide Asset-Backed Certificates Trust 2.532% due 08/25/2047 ●	4,329	4,290
Credit-Based Asset Servicing & Securitization Trust 1.942% due 11/25/2036 ●	1,481	919
ECAF Ltd.
3.473% due 06/15/2040	665	665
4.947% due 06/15/2040	6,835	6,871
Ellington Loan Acquisition Trust 2.892% due 05/25/2037 ●	5,666	5,673
Fremont Home Loan Trust
1.942% due 01/25/2037 ●	1,754	1,005
1.962% due 02/25/2037 ●	2,266	1,132
GSAA Home Equity Trust
1.942% due 07/25/2036 ●	60,218	25,835
1.952% due 05/25/2036 ●	39,737	16,479
2.047% due 01/25/2036 ●	20,487	18,922
3.883% due 03/25/2036 ~	1,880	1,211
GSAMP Trust
1.932% due 09/25/2036 ●	84,700	40,094
1.952% due 01/25/2037 ●	3,828	2,598
Home Equity Loan Trust 2.132% due 04/25/2037 ●	3,100	2,680
Home Equity Mortgage Loan Asset-Backed Trust 2.292% due 10/25/2035 ●	4,238	4,172
JPMorgan Mortgage Acquisition Trust
1.942% due 01/25/2037 ●	796	798
2.092% due 07/25/2036 ●	8,826	8,107
6.080% due 08/25/2036 þ	1,738	1,292
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042	4,123	4,169
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042	11,448	11,659

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		6,462	6,529
Lehman XS Trust 1.972% due 06/25/2036 ●		546	479
Long Beach Mortgage Loan Trust 1.972% due 03/25/2046 ●		7,225	5,858
MAPS Ltd. 4.212% due 05/15/2043		6,103	6,214
MASTR Asset-Backed Securities Trust
2.032% due 03/25/2036 ●		3,384	2,546
2.292% due 10/25/2035 ^●		1,548	1,500
2.512% due 12/25/2034 ●		11,644	11,539
MelTel Land Funding LLC 3.768% due 04/15/2049		2,900	2,952
Merrill Lynch Mortgage Investors Trust
1.962% due 07/25/2037 ●		1,493	834
2.052% due 03/25/2037 ●		11,081	10,456
2.242% due 02/25/2047 ●		6,535	4,780
METAL LLC 4.581% due 10/15/2042		10,288	10,379
Morgan Stanley ABS Capital, Inc. Trust
1.932% due 10/25/2036 ●		1,264	801
1.942% due 11/25/2036 ●		1,924	1,332
1.942% due 12/25/2036 ●		911	558
1.942% due 02/25/2037 ●		4,763	2,884
1.972% due 02/25/2037 ●		13,120	6,063
1.992% due 02/25/2037 ●		625	381
2.012% due 10/25/2036 ●		1,381	886
2.022% due 02/25/2037 ●		4,999	2,327
2.042% due 08/25/2036 ●		7,667	4,755
2.102% due 12/25/2035 ●		815	811
3.042% due 07/25/2037 ●		2,100	2,020
Morgan Stanley Home Equity Loan Trust
1.892% due 04/25/2037 ●		290	189
2.142% due 04/25/2037 ●		1,380	932
2.737% due 05/25/2035 ●		1,820	1,824
New Century Home Equity Loan Trust
1.952% due 08/25/2036 ●		16,520	15,999
2.262% due 02/25/2036 ●		6,100	5,507
NovaStar Mortgage Funding Trust
1.942% due 03/25/2037 ●		1,343	679
2.002% due 01/25/2037 ●		5,122	2,477
2.042% due 10/25/2036 ●		1,386	904
Option One Mortgage Loan Trust 1.932% due 01/25/2037 ●		5,226	3,540
RBSSP Resecuritization Trust 1.868% due 11/26/2036 ●		1,322	1,309
Renaissance Home Equity Loan Trust 7.238% due 09/25/2037 ^þ		12,242	7,036
Residential Asset Mortgage Products Trust 2.252% due 12/25/2035 ●		10,158	8,976
S-Jets Ltd. 3.967% due 08/15/2042		10,554	10,570
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040		8,955	9,111
Securitized Asset-Backed Receivables LLC Trust 2.042% due 03/25/2036 ●		1,540	1,087
Specialty Underwriting & Residential Finance Trust
1.942% due 06/25/2037 ●		658	430
2.062% due 04/25/2037 ●		1,476	919
3.825% due 02/25/2037 ^þ		1,837	1,004
Sprite Ltd. 4.250% due 12/15/2037		6,366	6,508
START Ireland 4.089% due 03/15/2044		4,070	4,127
Structured Asset Investment Loan Trust
1.942% due 09/25/2036 ●		696	678
1.952% due 05/25/2036 ●		407	389
Structured Asset Securities Corp. Mortgage Loan Trust 2.292% due 11/25/2037 ●		8,000	7,354
Thunderbolt Aircraft Lease Ltd. 4.212% due 05/17/2032 þ		2,593	2,647
Total Asset-Backed Securities (Cost $388,197)			399,718

SOVEREIGN ISSUES 2.3%

Argentina Government International Bond
3.380% due 12/31/2038 þ	EUR	1,268	661
3.750% due 12/31/2038 þ		$8,032	3,943
6.250% due 11/09/2047	EUR	1,400	716
42.836% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	5,650	50
56.589% (ARLLMONP) due 06/21/2020 ~(a)		174,180	1,575
Export-Import Bank of India 2.981% (US0003M + 1.020%) due 03/28/2022 ~(k)		$10,600	10,652
Indonesia Government International Bond 2.875% due 07/08/2021	EUR	1,600	1,871

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Iraq Government International Bond 6.752% due 03/09/2023		$1,750	1,795
Kuwait International Government Bond 3.500% due 03/20/2027		24,700	26,589
Mexico Government International Bond 4.600% due 02/10/2048		2,900	3,186
Peru Government International Bond
5.350% due 08/12/2040	PEN	17,300	5,266
5.400% due 08/12/2034		7,500	2,383
5.940% due 02/12/2029		74,243	25,280
6.350% due 08/12/2028		97,900	34,306
6.950% due 08/12/2031		24,300	8,860
8.200% due 08/12/2026		344,800	132,425
Province of Ontario 2.400% due 02/08/2022		$95	96
Qatar Government International Bond 3.875% due 04/23/2023		37,600	39,751
Saudi Government International Bond
2.375% due 10/26/2021		15,000	15,071
2.875% due 03/04/2023		14,200	14,475
4.000% due 04/17/2025		6,700	7,235
Slovenia Government International Bond 5.250% due 02/18/2024		1,550	1,753
South Africa Government International Bond 4.850% due 09/30/2029		11,800	11,830
Ukraine Government International Bond
7.375% due 09/25/2032		2,300	2,459
7.750% due 09/01/2021		300	318
7.750% due 09/01/2022		7,200	7,785
Total Sovereign Issues (Cost $348,447)			360,331
		SHARES
COMMON STOCKS 0.0%

CONSUMER DISCRETIONARY 0.0%

Desarrolladora Homex S.A.B. de C.V. (d)		441,790	2
Urbi Desarrollos Urbanos S.A.B. de C.V. (d)		141,128	7
			9
INDUSTRIALS 0.0%

Westmoreland Mining Holdings LLC «(k)		48,126	722
Total Common Stocks (Cost $11,683)			731

WARRANTS 0.0%

UTILITIES 0.0%

Vistra Energy Corp. - Exp. 02/02/2024		11,865	26
Total Warrants (Cost $31)			26

CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Wells Fargo & Co. 7.500%		7,750	11,237
Total Convertible Preferred Securities (Cost $5,523)			11,237

PREFERRED SECURITIES 3.4%

BANKING & FINANCE 2.8%

AgriBank FCB 6.875% (US0003M + 4.225%) due 01/01/2024 ~(i)		30,000	3,247
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 ●(i)(j)		25,400,000	28,730
8.875% due 04/14/2021 ●(i)(j)		1,200,000	1,478
Banco Santander S.A. 6.250% due 09/11/2021 ●(i)(j)		12,600,000	15,074
Bank of America Corp.
5.125% due 06/20/2024 ●(i)		17,900,000	18,957
5.875% due 03/15/2028 ●(i)		69,954,000	77,628
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(i)		8,000,000	8,181
CaixaBank S.A. 5.250% due 03/23/2026 ●(i)(j)		4,600,000	5,282
Charles Schwab Corp.
4.625% due 03/01/2022 ●(i)		4,000,000	4,132
5.000% due 12/01/2027 ●(i)		11,000,000	11,594

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Citigroup, Inc.
5.000% due 09/12/2024 ●(i)		41,300,000	43,288
5.950% due 05/15/2025 ●(i)		1,400,000	1,529
6.300% due 05/15/2024 ●(i)		11,800,000	12,795
CoBank ACB
6.200% (US0003M + 3.744%) due 01/01/2025 ~(i)		106,000	11,077
6.250% (US0003M + 4.557%) due 10/01/2022 ~(i)		25,000	2,637
6.250% due 10/01/2026 ●(i)		9,300,000	10,276
Depository Trust & Clearing Corp. 4.875% due 06/15/2020 ●(i)		7,000,000	7,072
E*TRADE Financial Corp.
5.300% due 03/15/2023 ●(i)		10,280,000	10,326
5.875% due 09/15/2026 ●(i)		9,700,000	10,340
Encina Private Credit LLC «		3,793	0
Farm Credit Bank of Texas 10.000% due 06/15/2020 (i)(k)		13,000	13,439
Goldman Sachs Group, Inc. 4.950% due 02/10/2025 ●(i)		4,500,000	4,670
JPMorgan Chase & Co.
5.000% due 08/01/2024 ●(i)		35,800,000	37,277
5.406% (US0003M + 3.470%) due 01/30/2020 ~(i)		19,409,000	19,613
MetLife Capital Trust 7.875% due 12/15/2067		2,000,000	2,673
Nationwide Building Society 10.250% ~		156,400	34,390
Progressive Corp. 5.375% due 03/15/2023 ●(i)		5,500,000	5,789
RBS Capital Trust 6.425% due 01/03/2034 ●(i)		14,500,000	20,414
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (i)		14,250,000	20,380
U.S. Bancorp 5.300% due 04/15/2027 ●(i)		5,500,000	6,076
Wells Fargo & Co. 5.664% (US0003M + 3.770%) due 03/15/2020 ~(i)		1,835,000	1,860
			450,224
INDUSTRIALS 0.6%

Energy Transfer Operating LP 7.600% (US0003M + 5.161%) due 05/15/2024 ~(i)		1,367,000	34,612
General Electric Co. 5.000% due 01/21/2021 ●(i)		31,700,000	31,097
Land O’ Lakes, Inc. 7.000% due 09/18/2028 (i)		4,600,000	4,287
NBCUniversal Enterprise, Inc. 5.250% due 03/19/2021 (i)		19,200,000	19,831
			89,827
Total Preferred Securities (Cost $513,253)			540,051

REAL ESTATE INVESTMENT TRUSTS 0.0%

REAL ESTATE 0.0%

Welltower, Inc.		74,398	6,084
Total Real Estate Investment Trusts (Cost $4,200)			6,084
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.3%

CERTIFICATES OF DEPOSIT 0.1%

Lloyds Bank Corporate Markets PLC 2.435% (US0003M + 0.500%) due 09/24/2020 ~		$10,700	10,724

REPURCHASE AGREEMENTS (l) 0.2%			36,614

ARGENTINA TREASURY BILLS 0.0%

47.840% due 05/13/2020 (e)(f)	ARS	11,430	155

U.S. TREASURY BILLS 0.0%

1.543% due 02/06/2020 (f)(g)(o)		$2,762	2,758

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Total Short-Term Instruments (Cost $50,366)		50,251
Total Investments in Securities (Cost $18,558,047)		19,250,471
	SHARES

INVESTMENTS IN AFFILIATES 3.0%

SHORT-TERM INSTRUMENTS 3.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.0%

PIMCO Short-Term Floating NAV Portfolio III	46,803,592	463,028
Total Short-Term Instruments (Cost $462,985)		463,028
Total Investments in Affiliates (Cost $462,985)		463,028
Total Investments 125.2% (Cost $19,021,032)		$19,713,499
Financial Derivative Instruments (n)(p) 0.1%(Cost or Premiums, net $130,206)		19,630
Other Assets and Liabilities, net (25.3)%		(3,983,284)
Net Assets 100.0%		$15,749,845

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.
(k)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021	10/02/2014	$11,430	$11,726	0.07%
Export-Import Bank of India 2.981% due 03/28/2022	12/19/2019	10,513	10,652	0.07
Farm Credit Bank of Texas	08/26/2010 – 12/03/2010	13,263	13,439	0.09
Norwegian Air Shuttle 4.110% - 4.250% due 06/24/2026	06/25/2014	10,563	10,275	0.06
Norwegian Air Shuttle 6.610% - 6,750% due 06/24/2021	06/25/2014	4,057	4,040	0.03
Oi S.A. (10.000% Cash or 12.000% PIK)10.000% due 07/27/2025	05/08/2019 – 12/03/2019	13,265	12,391	0.08
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	6,000	6,421	0.04
Westmoreland Mining Holdings LLC	12/08/2014	1,406	722	0.00
		$70,497	$69,666	0.44%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	1.600%	12/31/2019	01/02/2020	$34,600	U.S. Treasury Notes 1.750% due 06/30/2024	$(35,248)	$34,600	$34,603
FICC	1.250	12/31/2019	01/02/2020	2,014	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	(2,058)	2,014	2,014
Total Repurchase Agreements						$(37,306)	$36,614	$36,617
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	1.870%	11/12/2019	02/10/2020	$(77,439)	$(77,645)
	1.870	12/12/2019	02/10/2020	(200,462)	(200,681)
	1.910	11/21/2019	02/21/2020	(134,139)	(134,438)
	1.990	10/28/2019	01/07/2020	(62,428)	(62,655)
	2.000	11/25/2019	01/15/2020	(225,268)	(225,744)
BOS	1.930	12/03/2019	01/03/2020	(57,300)	(57,392)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

	1.930	12/04/2019	01/03/2020	(9,236)	(9,251)
	2.000	11/19/2019	01/17/2020	(371,663)	(372,571)
BRC	0.900	11/01/2019	TBD(3)	(1,364)	(1,366)
	1.700	11/01/2019	TBD(3)	(3,985)	(3,997)
BSN	1.790	11/04/2019	01/13/2020	(16,082)	(16,129)
JML	1.000	11/08/2019	TBD(3)	(965)	(966)
	1.000	12/10/2019	TBD(3)	(2,645)	(2,646)
JPS	1.300	12/05/2019	01/15/2020	(99,750)	(99,851)
	1.300	12/18/2019	01/15/2020	(693)	(693)
	1.350	12/05/2019	TBD(3)	(8,731)	(8,740)
	1.500	12/09/2019	01/15/2020	(99,750)	(99,850)
	1.500	12/12/2019	01/15/2020	(57,783)	(57,833)
	1.550	12/05/2019	TBD(3)	(3,600)	(3,604)
	1.800	12/09/2019	01/15/2020	(46,413)	(46,468)
	1.830	11/19/2019	01/21/2020	(98,750)	(98,971)
	1.830	11/25/2019	01/21/2020	(6,071)	(6,083)
	2.000	11/20/2019	01/21/2020	(5,192)	(5,205)
MEI	1.000	11/19/2019	TBD(3)	(4,789)	(4,795)
NOM	1.500	12/11/2019	TBD(3)	(12,184)	(12,195)
RCY	1.870	11/07/2019	02/26/2020	(68,802)	(69,002)
	1.870	11/12/2019	02/26/2020	(119,425)	(119,741)
	1.895	11/12/2019	02/26/2020	(85,268)	(85,497)
	1.910	11/07/2019	01/16/2020	(151,961)	(152,413)
	1.970	11/26/2019	01/13/2020	(32,962)	(33,029)
RDR	1.500	11/01/2019	TBD(3)	(7,396)	(7,415)
Total Reverse Repurchase Agreements					$(2,076,866)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
BCY	1.000%	12/31/2019	01/02/2020	$(34,618)	$(34,620)
	1.700	12/24/2019	01/15/2020	(6,263)	(6,266)
GSC	2.220	12/17/2019	01/06/2020	(1,575)	(1,576)
MSC	1.900	11/06/2019	02/04/2020	(1,446)	(1,450)
TDL	2.350	12/24/2019	01/13/2020	(196)	(196)
UBS	1.830	11/08/2019	01/03/2020	(8,942)	(8,968)
	1.830	11/08/2019	02/07/2020	(6,348)	(6,366)
	1.850	11/13/2019	01/14/2020	(1,726)	(1,730)
	1.970	12/06/2019	01/03/2020	(71,716)	(71,822)
	2.650	03/12/2019	01/31/2020	(85,260)	(87,164)
Total Sale-Buyback Transactions					$(220,158)

(m)	Securities with an aggregate market value of $2,277,715 have been pledged as collateral under the terms of master agreements as of December 31, 2019.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(2,234,085) at a weighted average interest rate of 2.247%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(211) of deferred price drop.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	$117.500	02/21/2020	474	$474	$4	$0
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	118.000	02/21/2020	1,756	1,756	15	2
Total Purchased Options					$19	$2

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February 2020 Futures	$127.000	01/24/2020	556	$556	$(110)	$(52)
Call - CBOT U.S. Treasury 10-Year Note February 2020 Futures	129.000	01/24/2020	556	556	(160)	(148)
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	127.500	02/21/2020	571	571	(200)	(223)
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	130.500	02/21/2020	571	571	(231)	(98)
Total Written Options					$(701)	$(521)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-BTP Italy Government Bond March Futures	03/2020	143	$22,851	$(242)	$0	$(65)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2020	5	908	(31)	0	(6)
				$(273)	$0	$(71)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond March Futures	03/2020	747	$(74,940)	$1,478	$393	$0
Total Futures Contracts				$1,205	$393	$(71)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Aetna, Inc.	(1.000)%	Quarterly	12/20/2020	0.103%	$13,100	$(355)	$236	$(119)	$0	$0
Darden Restaurants, Inc.	(1.000)	Quarterly	06/20/2020	0.042	11,500	(222)	166	(56)	0	(1)
ERP Operating LP	(1.000)	Quarterly	12/20/2020	0.046	3,800	(86)	49	(37)	0	0
Exelon Corp.	(1.000)	Quarterly	06/20/2025	0.285	4,400	(153)	(13)	(166)	1	0
Newell Brands, Inc.	(1.000)	Quarterly	06/20/2023	0.566	10,100	(129)	(23)	(152)	5	0
Newmont Mining Corp.	(1.000)	Quarterly	12/20/2020	0.068	7,000	15	(81)	(66)	0	0
Toll Brothers Finance Corp.	(1.000)	Quarterly	06/20/2024	0.679	17,700	3	(254)	(251)	18	0
						$(927)	$80	$(847)	$24	$(1)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Anadarko Petroleum Corp.	1.000%	Quarterly	06/20/2021	0.204%	$7,000	$(136)	$220	$84	$0	$(4)
Anadarko Petroleum Corp.	1.000	Quarterly	12/20/2021	0.233	10,600	(304)	467	163	0	0
Anadarko Petroleum Corp.	1.000	Quarterly	06/20/2022	0.359	11,700	(123)	310	187	0	(3)
AT&T, Inc.	1.000	Quarterly	12/20/2024		40,000	573	62	635	0	(9)
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2020	0.060	22,500	315	(207)	108	1	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.127	28,750	198	303	501	2	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.159	36,650	416	349	765	0	(2)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.181	22,400	463	81	544	2	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2023	0.218	19,400	(120)	642	522	0	(3)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Berkshire Hathaway, Inc.	1.000	Quarterly	03/20/2024	0.270		10,000	(132)	434	302	0	(2)
British Telecomminications	1.000	Quarterly	12/20/2024	0.686	EUR	16,400	212	83	295	2	0
Daimler AG	1.000	Quarterly	12/20/2020	0.132		3,500	58	(23)	35	0	0
DISH DBS Corp.	5.000	Quarterly	12/20/2022	1.879		$8,500	461	310	771	0	(2)
DISH DBS Corp.	5.000	Quarterly	06/20/2023	2.419		400	3	32	35	0	(1)
Enbridge, Inc.	1.000	Quarterly	12/20/2021	0.186		10,000	(271)	434	163	1	0
Exelon Generation Co. LLC	1.000	Quarterly	06/20/2022	0.419		7,600	(210)	320	110	0	(2)
Exelon Generation Co. LLC	1.000	Quarterly	12/20/2024			7,400	17	17	34	0	(1)
Ford Motor Co.	5.000	Quarterly	12/20/2021	0.407		1,800	278	(114)	164	0	0
Ford Motor Co.	5.000	Quarterly	06/20/2023	0.972		3,200	475	(37)	438	0	(4)
Ford Motor Co.	5.000	Quarterly	12/20/2023	1.138		2,000	365	(68)	297	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2021	0.438		10,300	1,587	(882)	705	0	(6)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2021	0.529		900	153	(73)	80	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2022	0.724		1,100	191	(75)	116	0	(1)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	1.178		2,400	326	26	352	0	(2)
General Electric Co.	1.000	Quarterly	12/20/2023	0.652		9,100	(427)	551	124	0	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.766		7,200	(47)	121	74	0	(5)
General Electric Co.	1.000	Quarterly	12/20/2024	0.857		23,900	(369)	538	169	1	0
Goldman Sachs Group, Inc.	1.000	Quarterly	09/20/2020	0.175		4,000	61	(36)	25	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2021	0.229		12,200	180	(38)	142	0	(2)
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2021	0.248		16,000	212	29	241	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2022	0.292		6,100	68	39	107	0	(1)
HCP, Inc.	1.000	Quarterly	12/20/2020	0.152		10,000	(142)	228	86	2	0
International Lease Finance Corp.	5.000	Quarterly	12/20/2023	0.397		4,200	650	101	751	4	0
MetLife, Inc.	1.000	Quarterly	03/20/2022	0.188		2,800	(4)	55	51	0	(1)
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.213		34,500	305	369	674	0	(11)
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.251		2,500	51	5	56	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2023	0.356		2,800	(69)	140	71	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.494		5,500	94	41	135	0	0
Morgan Stanley	1.000	Quarterly	06/20/2020	0.142		66,700	1,037	(742)	295	2	0
Morgan Stanley	1.000	Quarterly	06/20/2022	0.289		5,000	63	25	88	0	(1)
Prudential Financial, Inc.	1.000	Quarterly	12/20/2024	0.523		19,500	295	155	450	1	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	0.892	EUR	34,500	183	18	201	0	(15)
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	0.994		25,700	37	(18)	19	3	0
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.262		$5,900	99	30	129	0	0
Simon Property Group LP	1.000	Quarterly	06/20/2022	0.162		6,900	20	124	144	0	(2)
Sprint Communications, Inc.	5.000	Quarterly	09/20/2020	0.620		12,300	553	(141)	412	0	(5)
Tesco PLC	1.000	Quarterly	12/20/2024	0.820	EUR	13,800	(12)	156	144	0	(6)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2022	0.228		$1,800	35	6	41	0	0
Viacom, Inc.	1.000	Quarterly	03/20/2021	0.131		4,700	60	(9)	51	0	(1)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Vodafone Group PLC	1.000	Quarterly	06/20/2023	0.363	EUR	11,200	100	186	286	0	(2)
Vodafone Group PLC	1.000	Quarterly	06/20/2024	0.498		3,600	36	57	93	0	0
							$7,864	$4,601	$12,465	$21	$(94)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
iTraxx Europe Main 31 5-Year Index	(1.000)%	Quarterly	06/20/2024	EUR	167,000	$(5,172)	$(113)	$(5,285)	$57	$0
iTraxx Europe Main 32 5-Year Index	(1.000)	Quarterly	12/20/2024		142,900	(3,785)	(725)	(4,510)	50	0
						$(8,957)	$(838)	$(9,795)	$107	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-31 5-Year Index	1.000%	Quarterly	06/20/2024	$2,400	$(83)	$20	$(63)	$0	$0
CDX.EM-32 5-Year Index	1.000	Quarterly	12/20/2024	3,500	(169)	53	(116)	1	0
CDX.HY-32 5-Year Index	5.000	Quarterly	06/20/2024	122,794	9,001	3,354	12,355	0	(47)
CDX.IG-27 5-Year Index	1.000	Quarterly	12/20/2021	39,800	635	1	636	0	0
CDX.IG-31 5-Year Index	1.000	Quarterly	12/20/2023	128,100	1,941	1,342	3,283	0	(7)
CDX.IG-32 5-Year Index	1.000	Quarterly	06/20/2024	1,845,200	37,916	10,846	48,762	0	(155)
CDX.IG-33 5-Year Index	1.000	Quarterly	12/20/2024	4,000,900	87,883	17,314	105,197	0	(376)
CDX.IG-33 10-Year Index	1.000	Quarterly	12/20/2029	428,800	2,819	1,062	3,881	0	(170)
iTraxx Asia Ex-Japan 32 5-Year Index	1.000	Quarterly	12/20/2024	87,300	1,540	411	1,951	0	(4)
					$141,483	$34,403	$175,886	$1	$(759)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	5.960%	Maturity	01/02/2023	BRL	1,308,500	$175	$2,070	$2,245	$58	$0
Pay	1-Year BRL-CDI	6.430	Maturity	01/04/2027		275,000	(37)	(175)	(212)	19	0
Pay	1-Year BRL-CDI	7.050	Maturity	01/04/2027		330,000	(8)	2,152	2,144	0	(21)
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029	CAD	43,100	(172)	(630)	(802)	0	(291)
Receive(6)	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2023		$23,200	31	64	95	10	0
Pay	3-Month USD-LIBOR	1.670	Semi-Annual	12/27/2024		52,200	(69)	(103)	(172)	0	(60)
Pay	3-Month USD-LIBOR	1.660	Semi-Annual	12/31/2024		54,100	(73)	(127)	(200)	0	(60)
Pay	6-Month CLP-CHILIBOR	2.920	Semi-Annual	12/04/2026	CLP	112,500	0	4	4	0	0
Pay	6-Month CLP-CHILIBOR	2.930	Semi-Annual	12/04/2026		6,061,700	0	196	196	3	0
Pay	6-Month CLP-CHILIBOR	2.950	Semi-Annual	12/04/2026		1,398,800	0	48	48	1	0
Pay	6-Month CLP-CHILIBOR	3.160	Semi-Annual	12/03/2029		2,000,000	0	61	61	2	0
Pay	6-Month CLP-CHILIBOR	3.234	Semi-Annual	12/04/2029		6,255,700	0	245	245	4	0
Pay	6-Month CLP-CHILIBOR	3.280	Semi-Annual	12/04/2029		2,001,800	0	90	90	1	0
Pay	6-Month CLP-CHILIBOR	3.420	Semi-Annual	12/10/2029		1,109,300	0	68	68	1	0
Receive(6)	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	66,500	1,217	1,599	2,816	357	0
Receive(6)	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		11,600	644	761	1,405	179	0
Receive(6)	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		$43,600	(31)	541	510	245	0
Pay(6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2025	GBP	74,500	95	(763)	(668)	0	(105)
Receive(6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030		58,600	609	1,446	2,055	453	0
Receive(6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050		41,700	1,016	4,251	5,267	884	0
Receive	6-Month GBP-LIBOR	1.750	Semi-Annual	09/21/2066		800	(219)	(70)	(289)	26	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028	JPY	4,724,400	(44)	(788)	(832)	0	(36)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		4,094,400	(117)	(1,142)	(1,259)	0	(36)
Pay	28-Day MXN-TIIE	7.500	Lunar	06/02/2021	MXN	21,300	11	(1)	10	0	0
Pay	28-Day MXN-TIIE	5.610	Lunar	07/07/2021		139,500	(444)	314	(130)	0	0
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021		103,000	(325)	241	(84)	0	0
Pay	28-Day MXN-TIIE	5.840	Lunar	09/14/2021		219,300	(629)	445	(184)	0	0
Pay	28-Day MXN-TIIE	5.810	Lunar	09/29/2021		150,900	(447)	323	(124)	0	0
Pay	28-Day MXN-TIIE	5.750	Lunar	09/30/2021		112,500	(348)	249	(99)	0	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Pay	28-Day MXN-TIIE	5.630	Lunar	10/11/2021		720,200	(2,418)	1,660	(758)	1	0
Pay	28-Day MXN-TIIE	7.278	Lunar	03/22/2022		13,800	0	10	10	0	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		930,000	0	1,734	1,734	3	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		603,000	65	1,063	1,128	2	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/03/2023		596,300	0	926	926	2	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		1,548,400	(1,040)	3,416	2,376	6	0
Pay	28-Day MXN-TIIE	8.038	Lunar	02/29/2024		439,200	0	1,255	1,255	3	0
Pay	28-Day MXN-TIIE	6.648	Lunar	12/13/2024		1,036,800	(46)	110	64	0	(15)
Receive	CPURNSA	1.273	Maturity	09/30/2020		$29,300	687	156	843	0	(19)
Receive	CPURNSA	1.303	Maturity	09/30/2020		7,550	166	39	205	0	(5)
Pay	UKRPI	3.530	Maturity	10/15/2031	GBP	38,600	344	1,484	1,828	0	(56)
							$(1,407)	$23,222	$21,815	$2,260	$(704)
Total Swap Agreements							$138,056	$61,468	$199,524	$2,413	$(1,558)

(o)	Securities with an aggregate market value of $390,096 and cash of $18,037 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2020	AUD	8,319		$5,648	$0	$(191)
	01/2020		$42,013	MXN	839,676	2,233	0
BPS	01/2020	EUR	3,669		$4,052	0	(65)
	01/2020	MXN	767,401		39,751	0	(686)
	01/2020		$2,270	EUR	2,030	8	0
	01/2020		3,126	GBP	2,360	13	(13)
	01/2020		29,002	TRY	170,184	0	(539)
	02/2020	PEN	140,049		$41,276	0	(942)
	03/2020	HKD	2,872		367	0	(2)
	06/2020		$38,938	MXN	767,401	674	0
BRC	01/2020		1,145	GBP	866	2	0
	01/2020		1,575	MXN	30,960	58	0
CBK	01/2020	BRL	305,350		$75,108	0	(799)
	01/2020	MXN	30,960		1,615	0	(18)
	01/2020	PEN	135,157		40,021	0	(758)
	01/2020		$75,756	BRL	305,350	151	0
	01/2020		426,054	JPY	46,256,635	0	(258)
	01/2020		203	PEN	681	3	0
	01/2020		3,683	TRY	21,338	0	(102)
	02/2020	PEN	261,730		$77,019	0	(1,848)
	02/2020		$75,016	BRL	305,350	821	0
	02/2020		22,058	COP	76,459,434	1,164	0
	03/2020	KRW	267,418		$228	0	(4)
	03/2020	PEN	681		202	0	(3)
	04/2020		$3,404	MXN	67,001	83	0
	05/2020		1,591		30,960	17	0
DUB	01/2020	BRL	305,350		$75,756	0	(151)
	01/2020		$72,269	BRL	305,350	3,637	0
FBF	03/2020		144	INR	10,401	1	0
GLM	02/2020		2,764	MXN	52,897	17	0
	03/2020		31,606	IDR	451,207,930	812	0
HUS	01/2020	MXN	72,275		$3,681	0	(127)
	01/2020		$1,141	AUD	1,656	21	0
	01/2020		1,601	EUR	1,442	17	0
	01/2020		59,870	GBP	46,378	1,574	0
	02/2020	CAD	710		$535	0	(11)
	02/2020		$297	MXN	5,710	4	0
	03/2020	SGD	174		$128	0	(2)
JPM	02/2020		$32,636	PLN	128,179	1,153	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

MYI	01/2020	PEN	63,747		$18,743	0	(491)
	03/2020		$12,246	RUB	795,722	472	0
RYL	03/2020	CNH	4,654		$645	0	(22)
SCX	01/2020	GBP	189,516		246,708	0	(4,376)
	02/2020		$422	MXN	8,183	8	0
	03/2020		657	CNY	4,629	6	0
SOG	01/2020		48,105	RUB	3,154,227	2,624	0
TOR	01/2020	EUR	268,283		$296,295	0	(4,769)
UAG	01/2020		$5,162	NZD	8,028	243	0
Total Forward Foreign Currency Contracts						$15,816	$(16,177)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940%	02/18/2020	273,000	$2,002	$6,799
Total Purchased Options							$2,002	$6,799

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475%	02/19/2020	36,500	$(16)	$(60)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.725	02/19/2020	36,500	(26)	(6)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	47,700	(29)	(41)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	17,500	(14)	(27)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	47,700	(53)	(14)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	17,500	(21)	(3)
BPS	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	28,900	(38)	0
	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475	02/19/2020	26,400	(13)	(43)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.800	02/19/2020	26,400	(15)	(3)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.675	05/20/2020	5,600	(6)	(6)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	12,400	(7)	(24)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	12,400	(17)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	02/19/2020	20,200	(11)	(27)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	12,500	(7)	(28)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	32,700	(49)	(3)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	23,000	(35)	(2)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	29,700	(24)	(46)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	29,700	(38)	(6)
BRC	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	22,200	(13)	(50)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	22,200	(45)	(2)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	134,900	(76)	(115)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	134,900	(160)	(40)
CBK	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	28,900	(38)	0
	Put - OTC CDX.IG-33 5-Year Index	Sell	1.000	01/15/2020	47,200	(40)	0
	Put - OTC CDX.IG-33 5-Year Index	Sell	1.200	01/15/2020	71,200	(36)	0
	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475	02/19/2020	52,200	(32)	(85)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.625	02/19/2020	52,200	(52)	(14)
DBL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	26,300	(14)	(51)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	26,300	(39)	(1)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	02/19/2020	17,500	(7)	(12)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	02/19/2020	17,500	(16)	(3)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	12,800	(9)	(20)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	12,800	(19)	(3)
FBF	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475	01/15/2020	91,500	(30)	(117)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.625	01/15/2020	91,500	(69)	(5)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	31,300	(35)	0
GST	Put - OTC CDX.IG-32 5-Year Index	Sell	2.900	06/17/2020	59,100	(53)	0
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	3.000	06/17/2020	64,800	(65)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	29,300	(25)	(45)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	29,300	(30)	(6)
JLN	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	15,000	(9)	(13)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	15,000	(17)	(4)
JPM	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	15,800	(15)	(24)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	15,800	(18)	(3)
MEI	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	17,000	(11)	(38)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	17,000	(21)	(1)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	17,200	(13)	(26)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	17,200	(20)	(3)
						$(1,446)	$(1,020)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	26,500	$(228)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	20,700	(267)	0
						$(495)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.465%	01/13/2020	60,200	$(87)	$(5)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.745	01/13/2020	60,200	(66)	(122)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.700	01/16/2020	30,100	(75)	(21)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.950	01/16/2020	30,100	(69)	(116)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.760	01/30/2020	60,900	(162)	(140)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.030	01/30/2020	60,900	(163)	(170)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.086	02/18/2020	26,000	(2,002)	(5,806)
BPS	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.360	01/21/2020	54,500	(93)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750	01/21/2020	54,500	(113)	(128)
DUB	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.438	01/03/2020	58,000	(93)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.693	01/03/2020	58,000	(76)	(139)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	01/02/2020	52,300	(66)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750	01/02/2020	52,300	(65)	(24)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.340	01/03/2020	3,300	(5)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.620	01/03/2020	3,300	(5)	(17)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.460	01/06/2020	52,400	(74)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.740	01/06/2020	52,400	(74)	(63)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.470	01/09/2020	53,100	(70)	(2)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750	01/09/2020	53,100	(90)	(84)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.540	01/13/2020	52,700	(63)	(12)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.820	01/13/2020	52,700	(79)	(41)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.340	01/03/2020	51,500	(75)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.620	01/03/2020	51,500	(75)	(268)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.510	01/06/2020	60,000	(78)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.780	01/06/2020	60,000	(86)	(30)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.485	01/10/2020	59,200	(87)	(4)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	01/10/2020	59,200	(82)	(65)
							$(4,073)	$(7,260)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	$99.797	02/05/2020	20,000	$(29)	$(9)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	99.813	02/05/2020	10,800	(16)	(5)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	100.703	02/05/2020	14,500	(42)	(14)
				$(87)	$(28)
Total Written Options				$(6,101)	$(8,308)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2024	0.730%	$10,000	$(209)	$328	$119	$0
BPS	Alibaba Group Holding Ltd.	1.000	Quarterly	12/20/2024	0.630	8,900	121	38	159	0
	BHP Billiton Finance USA Ltd.	1.000	Quarterly	06/20/2021	0.105	800	(24)	35	11	0
	CNOOC Finance 203 Ltd.	1.000	Quarterly	12/20/2024	0.553	7,200	143	13	156	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.510	5,500	(66)	172	106	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.559	23,650	(467)	876	409	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.685	3,500	(57)	106	49	0
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	0.414	15,500	(776)	847	71	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.211	1,900	(115)	106	0	(9)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	1.682	6,600	(379)	232	0	(147)
BRC	Alibaba Group Holding Ltd.	1.000	Quarterly	12/20/2024	0.630	6,700	83	37	120	0
	CNAC HK Finbridge Co. Ltd.	1.000	Quarterly	12/20/2024	1.140	5,000	(96)	65	0	(31)
	CNOOC Finance 203 Ltd.	1.000	Quarterly	12/20/2024	0.553	21,600	389	78	467	0
	Huarong Finance Co. Ltd.	1.000	Quarterly	12/20/2024	1.399	8,800	(264)	105	0	(159)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	0.400	500	(7)	17	10	0
	Italy Government International Bond	1.000	Quarterly	06/20/2024	0.730	9,800	(214)	331	117	0
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.832	11,600	(87)	183	96	0
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	0.414	4,600	(237)	258	21	0
	Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.539	4,300	71	25	96	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.625	1,000	(38)	9	0	(29)
	State Grid Overseas Investment Ltd.	1.000	Quarterly	12/20/2024	0.564	3,500	52	22	74	0
CBK	AXA Equitable Holdings, Inc.	1.000	Quarterly	06/20/2023	0.496	5,800	(158)	259	101	0
	Bausch Health Companies, Inc.	5.000	Quarterly	12/20/2020	0.161	400	10	10	20	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.991	4,900	(85)	89	4	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.631	1,100	(11)	29	18	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.727	3,100	12	29	41	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	0.705	9,500	(793)	837	44	0
DUB	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	0.806	1,600	(145)	150	5	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	0.958	3,700	(335)	339	4	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.211	12,200	(758)	700	0	(58)
GST	American Tower Corp.	1.000	Quarterly	06/20/2021	0.913	12,500	(590)	610	20	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	0.883	400	(13)	15	2	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.991	4,800	(75)	79	4	0
	Enterprise Products Operating LLC	1.000	Quarterly	06/20/2021	0.186	6,000	(310)	384	74	0
	Fiserv, Inc.	1.000	Quarterly	12/20/2024	1.113	12,200	(145)	85	0	(60)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	0.400	1,200	(16)	41	25	0
	Italy Government International Bond	1.000	Quarterly	06/20/2021	0.329	64,200	(796)	1,450	654	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.494	4,200	(39)	112	73	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.559	3,600	(69)	131	62	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.784	7,000	(58)	132	74	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2023	0.847	6,000	(643)	676	33	0
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	0.414	16,000	(798)	872	74	0
	Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.539	5,800	99	30	129	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.625	9,600	(386)	111	0	(275)
	Teva Pharmaceutical Finance Co. BV	1.000	Quarterly	06/20/2022	2.310	1,400	(79)	36	0	(43)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	0.746	700	(24)	31	7	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	0.883	6,500	(190)	225	35	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	0.400	700	(9)	24	15	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.559	17,900	(285)	595	310	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.685	9,900	(132)	270	138	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.211	3,700	(225)	208	0	(17)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	1.682	5,000	(287)	176	0	(111)
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.559	45,050	(819)	1,599	780	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.685	5,750	(93)	173	80	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2024	0.463	11,300	155	111	266	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2024	0.511	5,800	80	57	137	0
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	0.414	2,800	(151)	164	13	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	0.958	8,250	(711)	721	10	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.211	10,000	(627)	580	0	(47)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2023	1.907	2,300	(141)	63	0	(78)
	Southern Co.	1.000	Quarterly	12/20/2022	0.127	13,400	166	181	347	0
MYC	Consolidated Edison Co. of New York, Inc.	1.000	Quarterly	12/20/2024	0.494	11,800	230	59	289	0
	Enterprise Products Operating LLC	1.000	Quarterly	06/20/2021	0.186	24,000	(795)	1,090	295	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.784	47,800	(290)	796	506	0
	ONEOK Partners LP	1.000	Quarterly	06/20/2021	0.226	10,000	(980)	1,097	117	0
NGF	South Africa Government International Bond	1.000	Quarterly	06/20/2021	0.705	9,500	(783)	827	44	0
UAG	Avolon Holdings Ltd. «	5.000	Quarterly	07/01/2020	0.654	4,300	252	(156)	96	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	0.526	1,550	(103)	121	18	0
							$(14,120)	$20,101	$7,045	$(1,064)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

								Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-25 5-Year Index 25-35%	5.000%	Quarterly	12/20/2020	$4,700	$42	$194	$236	$0
	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	10,300	1,566	(562)	1,004	0
BPS	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	3,800	443	203	646	0
CBK	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	10,600	1,055	(22)	1,033	0
	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	5,600	580	371	951	0
GST	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	8,900	752	116	868	0
	CDX.HY-29 5-Year Index 25-35%	5.000	Quarterly	12/20/2022	4,000	555	(3)	552	0
	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	16,300	1,935	835	2,770	0
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,200	(36)	49	13	0
JPM	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	850	85	(2)	83	0
	CDX.HY-29 5-Year Index 25-35%	5.000	Quarterly	12/20/2022	1,200	191	(25)	166	0
	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	29,700	3,654	1,393	5,047	0
MYC	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	5,000	594	256	850	0
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	4,200	(124)	170	46	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,800	(80)	111	31	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	6,600	(8)	13	5	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,800	(52)	72	20	0
						$11,152	$3,169	$14,321	$0

INTEREST RATE SWAPS

									Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	CPURNSA	1.730%	Maturity	08/26/2025	$5,500	$0	$72	$72	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

										Swap Agreements, at Value
Counterparty	Pay/ Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.908% (3-Month USD-LIBOR)	Maturity	03/20/2020	$16,900	$(101)	$569	$468	$0
Total Swap Agreements								$(3,069)	$23,911	$21,906	$(1,064)

(q)	Securities with an aggregate market value of $6,873 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$283,621	$188,043	$471,664
Corporate Bonds & Notes
Banking & Finance	0	6,272,690	26,027	6,298,717
Industrials	0	4,655,789	5,145	4,660,934
Utilities	0	1,318,323	0	1,318,323
Municipal Bonds & Notes
Michigan	0	2,309	0	2,309
West Virginia	0	2,158	0	2,158
U.S. Government Agencies	0	2,010,132	2,069	2,012,201
U.S. Treasury Obligations	0	2,891,576	0	2,891,576
Non-Agency Mortgage-Backed Securities	0	224,160	0	224,160
Asset-Backed Securities	0	399,718	0	399,718
Sovereign Issues	0	360,331	0	360,331
Common Stocks
Consumer Discretionary	9	0	0	9
Industrials	0	0	722	722
Warrants
Utilities	26	0	0	26
Convertible Preferred Securities
Banking & Finance	11,237	0	0	11,237
Preferred Securities
Banking & Finance	0	450,224	0	450,224
Industrials	34,612	55,215	0	89,827
Real Estate Investment Trusts
Real Estate	6,084	0	0	6,084
Short-Term Instruments
Certificates of Deposit	0	10,724	0	10,724
Repurchase Agreements	0	36,614	0	36,614
Argentina Treasury Bills	0	155	0	155
U.S. Treasury Bills	0	2,758	0	2,758
	$51,968	$18,976,497	$222,006	$19,250,471
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$463,028	$0	$0	$463,028
Total Investments	$514,996	$18,976,497	$222,006	$19,713,499
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	393	2,415	0	2,808
Over the counter	0	44,425	96	44,521
	$393	$46,840	$96	$47,329
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(71)	(2,079)	0	(2,150)
Over the counter	0	(25,549)	0	(25,549)
	$(71)	$(27,628)	$0	$(27,699)
Total Financial Derivative Instruments	$322	$19,212	$96	$19,630
Totals	$515,318	$18,995,709	$222,102	$19,733,129

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2019:

Category and Subcategory	Beginning Balance at 03/31/2019	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2019 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$154,428	$108,752	$(38,212)	$225	$(12)	$2,311	$9,704	$(49,153)	$188,043	$872
Corporate Bonds & Notes

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Banking & Finance	12,649	29,484	(16,660)	1	0	553	0	0	26,027	553
Industrials	4,195	2,355	(345)	(4)	(1)	(474)	0	(581)	5,145	(475)
U.S. Government Agencies	2,096	0	(35)	31	13	(36)	0	0	2,069	(37)
Common Stocks
Industrials	0	1,406	0	0	0	(684)	0	0	722	(684)
Preferred Securities
Banking & Finance	1	0	0	0	0	(1)	0	0	0	(1)
	$173,369	$141,997	$(55,252)	$253	$0	$1,669	$9,704	$(49,734)	$222,006	$228
Financial Derivative Instruments - Assets
Over the counter	$219	$0	$0	$0	$0	$(123)	$0	$0	$96	$(123)
Totals	$173,588	$141,997	$(55,252)	$253	$0	$1,546	$9,704	$(49,734)	$222,102	$105

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

				(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)	Weighted Average%
Investments in Securities, at Value
Loan Participations and Assignments	$10,302	Other Valuation Techniques(3)	-	-	-
	127,752	Proxy Pricing	Base Price	97.000 - 102.500	101.190
	49,989	Third Party Vendor	Broker Quote	100.000 - 101.000	100.288
Corporate Bonds & Notes
Banking & Finance	19,606	Proxy Pricing	Base Price	99.509 - 99.518	99.513
	6,421	Reference Instrument	Option Adjusted Spread	584.983 bps	-
Industrials	384	Market Based Approach	Recovery Value	47.609	-
	1,346	Other Valuation Techniques(3)	-	-	-
	3,415	Proxy Pricing	Base Price	106.410	-
U.S. Government Agencies	2,069	Proxy Pricing	Base Price	60.172	-
Common Stocks
Industrials	722	Indicative Market Quotation	Broker Quote	$15.000	-
Financial Derivative Instruments - Assets
Over the counter	96	Indicative Market Quotation	Broker Quote	2.062	-
Total	$222,102

(1)	Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.
(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021 «(g)	$6,001	$6,157
CenturyLink, Inc. 4.549% (LIBOR03M + 2.750%) due 01/31/2025 ~	1,596	1,604
Dell International LLC 3.800% (LIBOR03M + 2.000%) due 09/19/2025 ~	2,280	2,298
Level 3 Parent LLC 3.549% (LIBOR03M + 1.750%) due 03/01/2027 ~	1,100	1,107
Marriott Ownership Resorts, Inc. 3.549% (LIBOR03M + 1.750%) due 08/29/2025 ~	794	800
WR Grace & Co. 3.695% (LIBOR03M + 1.750%) due 04/03/2025 ~	296	298
Total Loan Participations and Assignments (Cost $12,064)		12,264
CORPORATE BONDS & NOTES 79.5%
BANKING & FINANCE 45.2%
AerCap Ireland Capital DAC
4.450% due 04/03/2026	12,025	12,906
4.625% due 10/30/2020	5,659	5,773
4.875% due 01/16/2024	2,500	2,710
AIB Group PLC
4.263% due 04/10/2025 ●	1,800	1,906
4.750% due 10/12/2023	924	992
Air Lease Corp.
2.750% due 01/15/2023	300	304
3.000% due 09/15/2023	3,300	3,380
Alexandria Real Estate Equities, Inc.
3.375% due 08/15/2031	1,600	1,670
3.950% due 01/15/2028	300	322
American Financial Group, Inc. 3.500% due 08/15/2026	2,200	2,266
American Homes 4 Rent LP 4.250% due 02/15/2028	1,600	1,704
American Tower Corp.
2.250% due 01/15/2022	600	602
2.750% due 01/15/2027	14,800	14,791
3.000% due 06/15/2023	1,800	1,843
3.300% due 02/15/2021	400	405
3.450% due 09/15/2021	557	570
3.800% due 08/15/2029	13,700	14,655
5.900% due 11/01/2021	812	867
Assurant, Inc. 3.197% (US0003M + 1.250%) due 03/26/2021 ~	317	317
AvalonBay Communities, Inc. 2.431% (US0003M + 0.430%) due 01/15/2021 ~	4,800	4,799
Aviation Capital Group LLC
2.875% due 01/20/2022	2,300	2,316
4.125% due 08/01/2025	943	986
4.375% due 01/30/2024	5,527	5,824
6.750% due 04/06/2021	2,300	2,424
7.125% due 10/15/2020	14,600	15,152
Avolon Holdings Funding Ltd.
5.125% due 10/01/2023	1,071	1,158
5.250% due 05/15/2024	9,728	10,647
AXA Equitable Holdings, Inc. 4.350% due 04/20/2028	1,200	1,303
Banco Inbursa S.A. Institucion de Banca Multiple 4.375% due 04/11/2027	1,700	1,756
Banco Santander Mexico S.A. 4.125% due 11/09/2022	2,400	2,499
Banco Santander S.A. 4.379% due 04/12/2028	4,800	5,253
Bank of America Corp.
2.894% (US0003M + 0.960%) due 07/23/2024 ~	3,200	3,234
2.936% (US0003M + 1.000%) due 04/24/2023 ~	2,500	2,529
3.705% due 04/24/2028 ●	83	89
3.875% due 08/01/2025	6,000	6,448
Banque Federative du Credit Mutuel S.A. 2.700% due 07/20/2022	6,300	6,398

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

Barclays Bank PLC
7.625% due 11/21/2022 (f)	6,700	7,534
10.179% due 06/12/2021	250	278
Barclays PLC
2.875% due 06/08/2020	200	201
3.200% due 08/10/2021	2,800	2,841
3.284% (US0003M + 1.380%) due 05/16/2024 ~	19,843	20,080
3.340% (US0003M + 1.430%) due 02/15/2023 ~	3,400	3,429
3.635% (US0003M + 1.625%) due 01/10/2023 ~	900	912
3.650% due 03/16/2025	9,800	10,232
3.684% due 01/10/2023	1,000	1,026
3.932% due 05/07/2025 ●	8,000	8,409
4.337% due 01/10/2028	7,200	7,724
4.375% due 09/11/2024	1,300	1,366
4.375% due 01/12/2026	4,000	4,333
4.610% due 02/15/2023 ●	11,500	12,012
4.972% due 05/16/2029 ●	4,985	5,618
5.088% due 06/20/2030 ●	6,300	7,023
5.200% due 05/12/2026	1,300	1,427
BBVA Bancomer S.A.
4.375% due 04/10/2024	3,200	3,413
5.125% due 01/18/2033 ●(f)	7,800	7,888
6.750% due 09/30/2022	4,738	5,167
BBVA USA 2.500% due 08/27/2024	10,000	9,917
BGC Partners, Inc.
5.125% due 05/27/2021	1,000	1,033
5.375% due 07/24/2023	6,000	6,417
Blackstone Holdings Finance Co. LLC 2.500% due 01/10/2030	1,200	1,185
BNP Paribas S.A.
2.819% due 11/19/2025 ●	200	202
4.705% due 01/10/2025 ●	700	758
5.198% due 01/10/2030 ●	7,300	8,580
6.625% due 03/25/2024 ●(e)(f)	5,250	5,674
7.000% due 08/16/2028 ●(e)(f)	2,800	3,251
7.375% due 08/19/2025 ●(e)(f)	500	577
BOC Aviation Ltd.
2.952% (US0003M + 1.050%) due 05/02/2021 ~	2,100	2,110
3.500% due 10/10/2024	12,400	12,814
4.000% due 01/25/2024	700	732
Boston Properties LP 2.750% due 10/01/2026	5,262	5,336
BPCE S.A. 4.500% due 03/15/2025	5,700	6,142
Brandywine Operating Partnership LP 3.950% due 11/15/2027	5,100	5,330
Brighthouse Financial, Inc. 3.700% due 06/22/2027	300	299
Brixmor Operating Partnership LP 2.959% (US0003M + 1.050%) due 02/01/2022 ~	5,630	5,628
Cantor Fitzgerald LP 6.500% due 06/17/2022	1,300	1,406
CBL & Associates LP 5.950% due 12/15/2026	900	542
CC Holdings GS LLC 3.849% due 04/15/2023	2,170	2,275
Citigroup, Inc.
2.886% (US0003M + 0.950%) due 07/24/2023 ~	10,000	10,090
2.976% due 11/05/2030 ●	5,500	5,584
3.004% (US0003M + 1.100%) due 05/17/2024 ~	1,000	1,014
3.092% (US0003M + 1.190%) due 08/02/2021 ~	19,500	19,768
3.200% due 10/21/2026	5,337	5,536
3.337% (US0003M + 1.430%) due 09/01/2023 ~	2,900	2,963
3.668% due 07/24/2028 ●	9	10
3.887% due 01/10/2028 ●	10,600	11,418
Citizens Bank N.A. 3.750% due 02/18/2026	1,400	1,496
CME Group, Inc. 3.000% due 03/15/2025	1,795	1,864
CNH Industrial Capital LLC
4.375% due 11/06/2020	7,225	7,351
4.875% due 04/01/2021	6,500	6,730
Cooperatieve Rabobank UA
2.625% due 07/22/2024	2,700	2,731
4.750% due 01/15/2020	1,069	1,070
Country Garden Holdings Co. Ltd.
7.125% due 01/27/2022	900	956
7.500% due 03/09/2020	5,800	5,840
Credit Suisse AG
2.100% due 11/12/2021	7,400	7,435
3.625% due 09/09/2024	12,800	13,614
6.500% due 08/08/2023 (f)	26,738	29,877
Credit Suisse Group AG
2.593% due 09/11/2025 ●	14,300	14,350
2.997% due 12/14/2023 ●	1,300	1,324

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

3.869% due 01/12/2029 ●	10,000	10,652
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025	13,650	14,444
3.800% due 06/09/2023	4,800	5,025
Crown Castle International Corp.
3.150% due 07/15/2023	3,000	3,096
3.400% due 02/15/2021	1,695	1,718
4.300% due 02/15/2029	4,100	4,542
5.250% due 01/15/2023	207	225
CubeSmart LP 3.000% due 02/15/2030	2,100	2,076
Deutsche Bank AG
2.700% due 07/13/2020	7,400	7,406
2.971% (US0003M + 0.970%) due 07/13/2020 ~	8,700	8,708
3.150% due 01/22/2021	7,900	7,936
3.192% (US0003M + 1.290%) due 02/04/2021 ~	12,840	12,863
3.300% due 11/16/2022	400	404
3.961% due 11/26/2025 ●	6,800	6,950
4.250% due 10/14/2021	23,300	23,963
Digital Realty Trust LP
3.600% due 07/01/2029	10,484	10,911
3.700% due 08/15/2027	2,700	2,860
Discover Bank 3.450% due 07/27/2026	1,000	1,038
Discover Financial Services 4.100% due 02/09/2027	1,500	1,616
Doctors Co. 6.500% due 10/15/2023	675	727
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024	411	420
EPR Properties
4.500% due 04/01/2025	3,500	3,717
4.500% due 06/01/2027	1,150	1,235
4.750% due 12/15/2026	10,000	10,928
5.250% due 07/15/2023	2,100	2,252
Equinix, Inc. 2.625% due 11/18/2024	3,200	3,213
ERP Operating LP
3.000% due 07/01/2029	2,300	2,381
3.375% due 06/01/2025	1,700	1,786
Essex Portfolio LP
3.000% due 01/15/2030	3,300	3,339
3.500% due 04/01/2025	800	840
3.875% due 05/01/2024	3,500	3,700
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028	2,200	2,396
Federal Realty Investment Trust 3.250% due 07/15/2027	3,300	3,421
First American Financial Corp. 4.300% due 02/01/2023	2,975	3,082
Ford Motor Credit Co. LLC
2.332% (US0003M + 0.430%) due 11/02/2020 ~	1,100	1,094
2.343% due 11/02/2020	12,704	12,682
2.425% due 06/12/2020	8,398	8,394
2.459% due 03/27/2020	3,080	3,081
2.681% due 01/09/2020	5,290	5,290
2.853% (US0003M + 0.810%) due 04/05/2021 ~	5,800	5,774
2.982% (US0003M + 1.080%) due 08/03/2022 ~	500	492
3.145% (US0003M + 1.235%) due 02/15/2023 ~	5,100	5,018
3.200% due 01/15/2021	1,400	1,408
3.231% (US0003M + 1.270%) due 03/28/2022 ~	300	298
3.336% due 03/18/2021	5,500	5,542
3.470% due 04/05/2021	5,854	5,909
3.550% due 10/07/2022	10,100	10,250
5.584% due 03/18/2024	14,700	15,911
5.596% due 01/07/2022	1,213	1,278
5.875% due 08/02/2021	200	209
8.125% due 01/15/2020	2,572	2,577
GE Capital International Funding Co. Unlimited Co.
2.342% due 11/15/2020	1,000	1,001
3.373% due 11/15/2025	247	257
General Motors Financial Co., Inc.
3.536% (US0003M + 1.550%) due 01/14/2022 ~	11,700	11,821
4.250% due 05/15/2023	10	11
GLP Capital LP
3.350% due 09/01/2024	2,700	2,764
4.000% due 01/15/2030	2,900	2,967
5.375% due 11/01/2023	2,600	2,835
5.750% due 06/01/2028	1,200	1,365
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 ●	3,150	3,195
2.908% due 06/05/2023 ●	3,849	3,913
2.936% (US0003M + 1.000%) due 07/24/2023 ~	4,218	4,261
2.942% (US0003M + 1.050%) due 06/05/2023 ~	11,200	11,320
3.046% (US0003M + 1.110%) due 04/26/2022 ~	9,000	9,092
3.750% due 02/25/2026	4,600	4,868

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

4.000% due 03/03/2024	1,600	1,705
4.223% due 05/01/2029 ●	4,000	4,408
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037	449	483
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023	1,900	2,043
Guardian Life Global Funding 2.900% due 05/06/2024	4,000	4,111
Healthcare Realty Trust, Inc. 3.875% due 05/01/2025	600	631
Healthpeak Properties, Inc. 3.000% due 01/15/2030	1,500	1,506
Highwoods Realty LP 3.050% due 02/15/2030	1,300	1,282
Host Hotels & Resorts LP
3.375% due 12/15/2029	4,100	4,142
3.875% due 04/01/2024	1,006	1,058
HSBC Holdings PLC
2.504% (US0003M + 0.600%) due 05/18/2021 ~	5,100	5,106
2.537% (US0003M + 0.650%) due 09/11/2021 ~	1,300	1,303
2.633% due 11/07/2025 ●	5,600	5,621
3.033% due 11/22/2023 ●	700	716
3.267% (US0003M + 1.380%) due 09/12/2026 ~	800	811
3.803% due 03/11/2025 ●	1,000	1,050
4.300% due 03/08/2026	600	653
6.500% due 03/23/2028 ●(e)(f)	6,300	6,936
Hudson Pacific Properties LP
3.950% due 11/01/2027	2,000	2,094
4.650% due 04/01/2029	2,000	2,201
ICICI Bank Ltd.
3.500% due 03/18/2020	6,000	6,012
5.750% due 11/16/2020	1,800	1,848
Industrial & Commercial Bank of China Ltd. 3.538% due 11/08/2027	2,800	2,905
ING Groep NV 2.909% (US0003M + 1.000%) due 10/02/2023 ~	3,600	3,635
Intercontinental Exchange, Inc. 4.000% due 10/15/2023	8,500	9,073
International Lease Finance Corp.
8.250% due 12/15/2020	2,500	2,643
8.625% due 01/15/2022	8,800	9,901
Intesa Sanpaolo SpA
5.017% due 06/26/2024	2,200	2,311
6.500% due 02/24/2021	10,629	11,104
JPMorgan Chase & Co.
2.301% due 10/15/2025 ●	5,100	5,094
2.435% (US0003M + 0.550%) due 03/09/2021 ~	8,900	8,903
2.824% (US0003M + 0.890%) due 07/23/2024 ~	6,390	6,445
3.166% (US0003M + 1.230%) due 10/24/2023 ~	3,100	3,155
3.797% due 07/23/2024 ●	5,150	5,428
4.005% due 04/23/2029 ●	2,000	2,196
8.750% due 09/01/2030	75	109
JPMorgan Chase Bank N.A. 3.086% due 04/26/2021 ●	400	401
Kilroy Realty LP
3.450% due 12/15/2024	3,000	3,123
3.800% due 01/15/2023	700	725
4.375% due 10/01/2025	3,900	4,242
Kimco Realty Corp. 3.400% due 11/01/2022	1,100	1,136
LeasePlan Corp. NV 2.875% due 10/24/2024	1,400	1,400
Legg Mason, Inc. 5.625% due 01/15/2044	1,000	1,134
Lloyds Bank PLC
5.800% due 01/13/2020	10,600	10,611
7.500% due 04/02/2032 þ	2,400	2,007
Lloyds Banking Group PLC
3.750% due 01/11/2027	13,600	14,295
4.450% due 05/08/2025	13,500	14,745
4.582% due 12/10/2025	13,200	14,292
Macquarie Group Ltd. 3.189% due 11/28/2023 ●	7,500	7,677
MassMutual Global Funding 3.400% due 03/08/2026	2,600	2,740
Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 ●	800	906
Mid-America Apartments LP
3.750% due 06/15/2024	1,500	1,582
4.200% due 06/15/2028	3,500	3,862
Mitsubishi UFJ Financial Group, Inc.
2.586% (US0003M + 0.650%) due 07/26/2021 ~	6,200	6,229
2.947% (US0003M + 1.060%) due 09/13/2021 ~	7,700	7,785
Mitsubishi UFJ Lease & Finance Co. Ltd.
3.406% due 02/28/2022	6,700	6,849
3.559% due 02/28/2024	400	415

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

Mizuho Financial Group, Inc.
2.632% due 04/12/2021	5,000	5,042
2.737% (US0003M + 0.850%) due 09/13/2023 ~	12,400	12,454
2.869% due 09/13/2030 ●	1,800	1,798
Morgan Stanley
3.124% (US0003M + 1.220%) due 05/08/2024 ~	4,900	4,990
4.000% due 07/23/2025	3,000	3,246
MPT Operating Partnership LP 4.625% due 08/01/2029	2,600	2,683
MUFG Americas Holdings Corp. 3.000% due 02/10/2025	3,520	3,590
MUFG Union Bank N.A.
2.100% due 12/09/2022	4,300	4,311
2.252% (SOFRRATE + 0.710%) due 12/09/2022 ~	1,900	1,905
Nationwide Building Society
3.766% due 03/08/2024 ●	2,465	2,552
3.960% due 07/18/2030 ●	8,500	9,130
4.302% due 03/08/2029 ●	13,200	14,392
4.363% due 08/01/2024 ●	6,600	7,001
Nationwide Financial Services, Inc. 3.900% due 11/30/2049	1,900	1,979
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021	3,728	3,700
2.414% (US0003M + 0.520%) due 03/15/2021 ~	4,500	4,502
3.150% due 03/15/2021	1,760	1,777
NTT Finance Corp. 1.900% due 07/21/2021	7,500	7,481
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023	6,100	6,472
5.250% due 01/15/2026	2,200	2,447
ORIX Corp. 3.250% due 12/04/2024	296	309
Oversea-Chinese Banking Corp. Ltd. 2.354% (US0003M + 0.450%) due 05/17/2021 ~	2,000	2,004
Pacific Life Insurance Co. 9.250% due 06/15/2039	900	1,485
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023	900	945
5.250% due 08/15/2022	10,013	10,696
5.500% due 02/15/2024	2,200	2,418
Physicians Realty LP 4.300% due 03/15/2027	1,975	2,111
Piper Jaffray Cos. 4.740% due 10/15/2021	3,300	3,296
Protective Life Corp. 3.400% due 01/15/2030	6,600	6,704
Reliance Standard Life Global Funding 2.625% due 07/22/2022	5,000	5,069
Royal Bank of Scotland Group PLC
3.497% (US0003M + 1.550%) due 06/25/2024 ~	7,400	7,516
3.875% due 09/12/2023	3,850	4,035
4.269% due 03/22/2025 ●	4,000	4,249
4.892% due 05/18/2029 ●	4,200	4,749
5.076% due 01/27/2030 ●	29,000	33,343
6.000% due 12/19/2023	3,200	3,559
Santander Holdings USA, Inc.
2.650% due 04/17/2020	568	569
3.244% due 10/05/2026	18,220	18,428
4.400% due 07/13/2027	3,000	3,239
Santander UK Group Holdings PLC
2.875% due 08/05/2021	6,080	6,144
3.571% due 01/10/2023	2,000	2,048
4.750% due 09/15/2025	2,600	2,797
Santander UK PLC
3.400% due 06/01/2021	3,400	3,471
5.000% due 11/07/2023	7,030	7,570
SBA Tower Trust
2.877% due 07/15/2046	1,200	1,205
3.168% due 04/09/2047	100	101
Sberbank of Russia Via SB Capital S.A.
5.125% due 10/29/2022	4,100	4,348
5.250% due 05/23/2023 (f)	1,100	1,181
5.717% due 06/16/2021	4,500	4,719
6.125% due 02/07/2022	2,000	2,143
Service Properties Trust
4.650% due 03/15/2024	600	625
4.750% due 10/01/2026	6,800	6,975
SL Green Operating Partnership LP 2.884% (US0003M + 0.980%) due 08/16/2021 ~	4,500	4,501
SL Green Realty Corp. 4.500% due 12/01/2022	7,200	7,590
SMBC Aviation Capital Finance DAC
3.550% due 04/15/2024	9,055	9,405
4.125% due 07/15/2023	4,200	4,419
Spirit Realty LP
3.400% due 01/15/2030	2,900	2,915

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

4.000% due 07/15/2029	1,200	1,264
Standard Chartered PLC 3.091% (US0003M + 1.200%) due 09/10/2022 ~	13,000	13,109
STORE Capital Corp. 4.500% due 03/15/2028	2,700	2,953
Sumitomo Mitsui Financial Group, Inc.
2.784% due 07/12/2022	183	186
3.364% due 07/12/2027	950	992
Synchrony Financial 2.850% due 07/25/2022	5,300	5,365
Teachers Insurance & Annuity Association of America 4.375% due 09/15/2054 ●	2,800	2,920
Temasek Financial Ltd. 2.375% due 01/23/2023	5,000	5,066
Trust F/1401 4.869% due 01/15/2030	4,300	4,534
UBS AG
2.350% due 03/26/2020	3,350	3,354
2.465% due 06/08/2020 ●	8,400	8,415
7.625% due 08/17/2022 (f)	2,500	2,819
UBS Group AG
2.859% due 08/15/2023 ●	25,200	25,605
2.860% (US0003M + 0.950%) due 08/15/2023 ~	8,400	8,458
4.125% due 09/24/2025	1,900	2,067
6.875% due 03/22/2021 ●(e)(f)	3,250	3,389
7.125% due 08/10/2021 ●(e)(f)	200	212
UniCredit SpA 3.750% due 04/12/2022	5,000	5,123
Vanke Real Estate Hong Kong Co. Ltd. 4.150% due 04/18/2023	4,000	4,152
Ventas Realty LP 3.250% due 08/15/2022	500	513
VEREIT Operating Partnership LP
3.950% due 08/15/2027	13,700	14,402
4.875% due 06/01/2026	900	997
Vonovia Finance BV 5.000% due 10/02/2023	4,655	5,006
Vornado Realty LP 3.500% due 01/15/2025	12	12
Washington Prime Group LP 6.450% due 08/15/2024	3,200	2,959
WEA Finance LLC
3.250% due 10/05/2020	11,700	11,795
3.750% due 09/17/2024	3,400	3,579
Wells Fargo & Co.
2.406% due 10/30/2025 ●	13,400	13,409
2.500% due 03/04/2021	1,525	1,536
3.550% due 09/29/2025	2,100	2,224
3.750% due 01/24/2024	900	951
Wells Fargo Bank N.A.
2.897% due 05/27/2022 ●	4,400	4,459
3.550% due 08/14/2023	8,300	8,701
3.625% due 10/22/2021	12,400	12,765
6.600% due 01/15/2038	720	1,044
Weyerhaeuser Co. 4.000% due 11/15/2029	10,800	11,739
WP Carey, Inc. 4.250% due 10/01/2026	2,900	3,105
XLIT Ltd. 4.450% due 03/31/2025	1,100	1,198
		1,521,175
INDUSTRIALS 28.3%
AbbVie, Inc. 3.200% due 11/06/2022	9,277	9,522
Activision Blizzard, Inc.
2.300% due 09/15/2021	1,000	1,005
3.400% due 09/15/2026	1,300	1,365
Adani Ports & Special Economic Zone Ltd. 4.375% due 07/03/2029	4,700	4,875
Air Canada Pass-Through Trust 3.300% due 07/15/2031	3,131	3,201
Allegion PLC 3.500% due 10/01/2029	6,200	6,315
Allergan, Inc. 2.800% due 03/15/2023	1,000	1,008
Amgen, Inc.
3.625% due 05/22/2024	300	317
4.100% due 06/15/2021	1,614	1,659
4.663% due 06/15/2051	400	471
Anthem, Inc. 2.375% due 01/15/2025	1,900	1,903
AP Moller - Maersk A/S
3.750% due 09/22/2024	2,400	2,470
3.875% due 09/28/2025	1,900	1,970

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

Aptiv PLC 4.250% due 01/15/2026	700	753
Arrow Electronics, Inc.
3.250% due 09/08/2024	6,100	6,271
4.500% due 03/01/2023	9,970	10,524
Ashtead Capital, Inc. 4.000% due 05/01/2028	4,000	4,050
Autodesk, Inc. 3.600% due 12/15/2022	1,000	1,034
Bacardi Ltd.
4.450% due 05/15/2025	9,100	9,812
4.500% due 01/15/2021	1,100	1,123
5.150% due 05/15/2038	5,600	6,325
Baidu, Inc.
3.875% due 09/29/2023	5,100	5,321
4.375% due 05/14/2024	2,600	2,774
BAT Capital Corp.
2.499% due 08/14/2020 ●	11,000	11,020
2.764% due 08/15/2022	3,655	3,708
BAT International Finance PLC 3.250% due 06/07/2022	5,400	5,519
Bayer U.S. Finance LLC
2.577% (US0003M + 0.630%) due 06/25/2021 ~	1,600	1,605
2.750% due 07/15/2021	1,400	1,408
3.875% due 12/15/2023	5,000	5,248
4.250% due 12/15/2025	7,500	8,092
Boral Finance Pty. Ltd. 3.000% due 11/01/2022	100	100
Braskem Netherlands Finance BV 4.500% due 01/10/2028	800	799
Bristol-Myers Squibb Co.
2.250% due 08/15/2021	5,200	5,232
2.284% (US0003M + 0.380%) due 05/16/2022 ~	5,500	5,520
3.250% due 02/20/2023	12,800	13,255
British Airways Pass-Through Trust
3.350% due 12/15/2030	5,600	5,773
3.800% due 03/20/2033	1,783	1,893
4.125% due 03/20/2033	2,442	2,568
Broadcom Corp.
3.000% due 01/15/2022	5,800	5,885
3.500% due 01/15/2028	1,300	1,309
3.625% due 01/15/2024	2,006	2,079
3.875% due 01/15/2027	4,100	4,258
Broadcom, Inc.
3.125% due 04/15/2021	18,200	18,422
3.125% due 10/15/2022	5,400	5,500
3.625% due 10/15/2024	25,600	26,624
4.250% due 04/15/2026	11,000	11,696
Broadridge Financial Solutions, Inc. 2.900% due 12/01/2029	2,400	2,400
Cameron LNG LLC 2.902% due 07/15/2031	3,300	3,307
Campbell Soup Co.
2.394% (US0003M + 0.500%) due 03/16/2020 ~	4,500	4,502
2.500% due 08/02/2022	5,300	5,364
3.300% due 03/15/2021	3,784	3,840
3.950% due 03/15/2025	4,403	4,690
4.250% due 04/15/2021	1,384	1,426
Centene Corp.
4.250% due 12/15/2027	1,400	1,443
4.750% due 01/15/2025	2,600	2,706
CH Robinson Worldwide, Inc. 4.200% due 04/15/2028	2,000	2,183
Charter Communications Operating LLC
4.464% due 07/23/2022	10,000	10,510
4.800% due 03/01/2050	5,200	5,474
4.908% due 07/23/2025	18,100	19,938
5.375% due 05/01/2047	400	448
China Merchants Finance Co. Ltd. 3.500% due 08/03/2020	300	302
CommonSpirit Health 2.760% due 10/01/2024	1,300	1,312
Conagra Brands, Inc.
2.703% (US0003M + 0.750%) due 10/22/2020 ~	800	800
4.300% due 05/01/2024	3,300	3,554
Constellation Brands, Inc.
2.250% due 11/06/2020	6,455	6,469
2.650% due 11/07/2022	2,312	2,345
3.500% due 05/09/2027	102	107
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	2,176	2,289
4.750% due 07/12/2022	4,195	4,285
Cox Communications, Inc.
3.150% due 08/15/2024	3,200	3,290
3.500% due 08/15/2027	1,300	1,359

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

CRH America, Inc. 3.875% due 05/18/2025	5,000	5,342
Crown Castle Towers LLC
3.222% due 05/15/2042	2,485	2,515
3.720% due 07/15/2043	500	518
4.241% due 07/15/2048	900	999
CVS Health Corp.
2.750% due 12/01/2022	5,100	5,183
3.500% due 07/20/2022	1,924	1,986
3.700% due 03/09/2023	7,100	7,396
3.875% due 07/20/2025	700	745
CVS Pass-Through Trust 7.507% due 01/10/2032	1,587	1,962
Daimler Finance North America LLC
2.000% due 07/06/2021	2,800	2,795
2.200% due 10/30/2021	1,850	1,853
2.300% due 02/12/2021	4,300	4,309
2.550% due 08/15/2022	600	604
2.810% (US0003M + 0.900%) due 02/15/2022 ~	13,200	13,306
2.875% due 03/10/2021	4,300	4,338
3.350% due 05/04/2021	8,265	8,394
Dell International LLC
4.000% due 07/15/2024	7,300	7,647
4.420% due 06/15/2021	30,062	30,938
4.900% due 10/01/2026	500	550
5.450% due 06/15/2023	7,600	8,243
6.020% due 06/15/2026	2,000	2,302
Delta Air Lines Pass-Through Trust 6.821% due 02/10/2024	3,914	4,251
Deutsche Telekom International Finance BV 1.950% due 09/19/2021	2,200	2,200
DP World Crescent Ltd. 4.848% due 09/26/2028	7,500	8,241
eBay, Inc. 2.600% due 07/15/2022	1,129	1,135
Energy Transfer Operating LP 6.625% due 10/15/2036	3,170	3,767
Energy Transfer Partners LP 5.750% due 09/01/2020	300	304
Enterprise Products Operating LLC 4.150% due 10/16/2028	9,100	10,051
EQM Midstream Partners LP 4.000% due 08/01/2024	2,400	2,335
Expedia Group, Inc. 3.800% due 02/15/2028	2,300	2,346
Fiserv, Inc. 3.500% due 07/01/2029	5,000	5,258
Flex Ltd. 4.875% due 06/15/2029	2,446	2,659
Fortune Brands Home & Security, Inc. 3.250% due 09/15/2029	5,800	5,870
Fox Corp. 4.030% due 01/25/2024	1,400	1,493
Fresenius Medical Care U.S. Finance, Inc. 5.750% due 02/15/2021	2,556	2,652
GATX Corp. 4.750% due 06/15/2022	2,526	2,670
General Electric Co.
2.894% (US0003M + 1.000%) due 03/15/2023 ~	800	803
3.100% due 01/09/2023	3,742	3,823
5.550% due 05/04/2020	1,200	1,213
General Motors Co. 4.875% due 10/02/2023	61	66
Globo Comunicacao e Participacoes S.A. 4.843% due 06/08/2025	1,000	1,034
Heathrow Funding Ltd. 4.875% due 07/15/2023	2,505	2,609
Hyatt Hotels Corp. 5.375% due 08/15/2021	600	626
Imperial Brands Finance PLC
2.950% due 07/21/2020	6,176	6,194
3.125% due 07/26/2024	9,330	9,430
3.500% due 02/11/2023	3,278	3,356
3.500% due 07/26/2026	9,500	9,559
3.750% due 07/21/2022	2,100	2,162
4.250% due 07/21/2025	2,823	2,979
International Flavors & Fragrances, Inc. 3.400% due 09/25/2020	4,700	4,741
Kinder Morgan, Inc.
5.000% due 02/15/2021	5,805	5,976
6.500% due 09/15/2020	400	412
8.050% due 10/15/2030	7,700	10,167
KLA Corp.
4.100% due 03/15/2029	1,800	1,971
4.125% due 11/01/2021	1,500	1,551

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

Komatsu Finance America, Inc. 2.437% due 09/11/2022	2,600	2,611
Kraft Heinz Foods Co.
2.800% due 07/02/2020	1,343	1,345
4.625% due 01/30/2029	4,000	4,399
Laboratory Corp. of America Holdings 3.600% due 02/01/2025	1,700	1,789
Las Vegas Sands Corp.
2.900% due 06/25/2025	900	911
3.200% due 08/08/2024	19,650	20,285
Latam Airlines Pass-Through Trust 4.200% due 08/15/2029	312	322
Marriott International, Inc. 4.650% due 12/01/2028	5,000	5,627
McCormick & Co., Inc. 3.900% due 07/15/2021	1,200	1,229
Medtronic, Inc. 3.500% due 03/15/2025	4,361	4,673
Microchip Technology, Inc. 3.922% due 06/01/2021	600	614
Micron Technology, Inc. 4.663% due 02/15/2030	5,000	5,508
Mitsubishi Corp. 2.625% due 07/14/2022	3,900	3,933
MMK International Capital DAC 4.375% due 06/13/2024	1,400	1,481
Molson Coors Brewing Co. 2.100% due 07/15/2021	4,290	4,294
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021	2,200	2,200
MPLX LP 5.250% due 01/15/2025	800	840
Mylan, Inc.
3.125% due 01/15/2023	6,465	6,561
4.200% due 11/29/2023	335	355
4.550% due 04/15/2028	3,600	3,874
NetApp, Inc. 3.250% due 12/15/2022	6,500	6,690
Newcrest Finance Pty. Ltd. 4.450% due 11/15/2021	700	725
Northern Natural Gas Co. 4.100% due 09/15/2042	580	612
Northwest Pipeline LLC 4.000% due 04/01/2027	5,770	6,143
NXP BV
3.875% due 09/01/2022	5,300	5,500
4.125% due 06/01/2021	6,100	6,255
4.875% due 03/01/2024	3,800	4,145
Occidental Petroleum Corp. 2.600% due 08/13/2021	1,100	1,108
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/31/2020 (c)(e)	408	4
ONEOK Partners LP 5.000% due 09/15/2023	2,300	2,495
Owens Corning 3.400% due 08/15/2026	35	36
Pacific National Finance Pty. Ltd.
4.750% due 03/22/2028	900	971
6.000% due 04/07/2023	1,576	1,726
PayPal Holdings, Inc. 2.650% due 10/01/2026	200	203
Penske Truck Leasing Co. LP
3.375% due 02/01/2022	2,434	2,486
3.950% due 03/10/2025	4,550	4,833
4.875% due 07/11/2022	1,800	1,914
PerkinElmer, Inc. 3.300% due 09/15/2029	4,600	4,702
Phosagro OAO Via Phosagro Bond Funding DAC 3.949% due 04/24/2023	1,500	1,548
Pioneer Natural Resources Co.
3.950% due 07/15/2022	1,200	1,247
4.450% due 01/15/2026	1,500	1,642
QVC, Inc. 5.450% due 08/15/2034	7,100	6,815
RELX Capital, Inc. 3.500% due 03/16/2023	100	104
Republic Services, Inc. 5.000% due 03/01/2020	128	129
Reynolds American, Inc. 6.875% due 05/01/2020	8,846	8,988
Roche Holdings, Inc. 2.375% due 01/28/2027	2,600	2,622
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023	4,425	4,816
5.625% due 03/01/2025	400	450
5.750% due 05/15/2024	4,170	4,651

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

5.875% due 06/30/2026	11,100	12,745
salesforce.com, Inc. 3.700% due 04/11/2028	3,000	3,290
Sands China Ltd.
4.600% due 08/08/2023	10,550	11,155
5.400% due 08/08/2028	2,000	2,260
SK Telecom Co. Ltd. 3.750% due 04/16/2023	700	726
Southern Co.
2.750% due 06/15/2020	3,365	3,373
3.250% due 07/01/2026	1,400	1,458
Spectra Energy Partners LP 3.375% due 10/15/2026	3,598	3,725
Spirit AeroSystems, Inc.
3.950% due 06/15/2023	3,200	3,299
4.600% due 06/15/2028	4,500	4,743
Spirit Airlines Pass-Through Trust 3.650% due 08/15/2031	3,605	3,715
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	5,206	5,259
4.738% due 09/20/2029	1,100	1,168
Sunny Optical Technology Group Co. Ltd. 3.750% due 01/23/2023	1,500	1,535
Sunoco Logistics Partners Operations LP 3.900% due 07/15/2026	1,600	1,662
Suntory Holdings Ltd. 2.250% due 10/16/2024	7,000	6,959
Syngenta Finance NV
3.698% due 04/24/2020	13,000	13,042
3.933% due 04/23/2021	2,070	2,105
4.441% due 04/24/2023	4,800	5,013
5.182% due 04/24/2028	1,800	1,939
Telefonica Emisiones S.A.
5.134% due 04/27/2020	50	51
5.462% due 02/16/2021	1,800	1,868
Tencent Holdings Ltd.
3.280% due 04/11/2024	6,700	6,896
3.595% due 01/19/2028	3,900	4,073
Teva Pharmaceutical Finance Co. BV 3.650% due 11/10/2021	7,075	6,941
Textron, Inc. 2.451% (US0003M + 0.550%) due 11/10/2020 ~	1,900	1,900
Thermo Fisher Scientific, Inc. 3.000% due 04/15/2023	9,000	9,253
Time Warner Cable LLC
4.000% due 09/01/2021	5,328	5,452
5.000% due 02/01/2020	4,985	4,994
6.550% due 05/01/2037	1,900	2,329
6.750% due 06/15/2039	1,200	1,523
Tyson Foods, Inc.
3.550% due 06/02/2027	5,750	6,117
3.900% due 09/28/2023	1,400	1,485
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025	1,182	1,329
United Airlines Pass-Through Trust 2.875% due 04/07/2030	805	817
Vale Overseas Ltd. 6.250% due 08/10/2026	3,200	3,762
VMware, Inc.
2.300% due 08/21/2020	11,063	11,080
2.950% due 08/21/2022	3,588	3,657
Volkswagen Group of America Finance LLC
2.500% due 09/24/2021	2,700	2,724
2.795% (US0003M + 0.860%) due 09/24/2021 ~	7,300	7,353
4.000% due 11/12/2021	3,980	4,117
4.750% due 11/13/2028	5,000	5,633
West Fraser Timber Co. Ltd. 4.350% due 10/15/2024	1,800	1,881
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/2028	3,500	3,851
WRKCo, Inc.
4.000% due 03/15/2028	600	645
4.900% due 03/15/2029	8,600	9,783
Wyeth LLC 7.250% due 03/01/2023	8,000	9,256
Yara International ASA
3.800% due 06/06/2026	3,600	3,681
4.750% due 06/01/2028	2,700	2,934
ZF North America Capital, Inc. 4.500% due 04/29/2022	5,634	5,808
Zimmer Biomet Holdings, Inc.
2.653% (US0003M + 0.750%) due 03/19/2021 ~	7,100	7,101
3.150% due 04/01/2022	650	664
3.375% due 11/30/2021	3,300	3,369

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

3.550% due 04/01/2025	4,600	4,850
		954,512
UTILITIES 6.0%
American Electric Power Co., Inc. 2.150% due 11/13/2020	2,625	2,630
AT&T, Inc.
2.657% (US0003M + 0.750%) due 06/01/2021 ~	14,600	14,690
2.951% (US0003M + 0.950%) due 07/15/2021 ~	3,850	3,888
3.400% due 05/15/2025	9,300	9,748
3.600% due 02/17/2023	9	9
4.100% due 02/15/2028	7,300	7,940
4.450% due 04/01/2024	4,000	4,335
4.500% due 03/09/2048	1,900	2,100
4.750% due 05/15/2046	2,200	2,487
Baltimore Gas & Electric Co. 3.500% due 11/15/2021	200	205
BG Energy Capital PLC 4.000% due 10/15/2021	10,400	10,743
British Telecommunications PLC 3.250% due 11/08/2029	3,000	3,000
British Transco International Finance BV 0.000% due 11/04/2021 (c)	1,860	1,787
Chugoku Electric Power Co., Inc. 2.701% due 03/16/2020	1,500	1,501
CNOOC Finance Ltd. 4.250% due 01/26/2021	2,300	2,346
Duke Energy Corp.
3.550% due 09/15/2021	1,400	1,430
3.950% due 10/15/2023	1,400	1,485
Duke Energy Ohio, Inc. 6.900% due 06/01/2025	2,821	3,391
Enable Midstream Partners LP
3.900% due 05/15/2024	1,506	1,543
4.400% due 03/15/2027	2,600	2,596
Enel Finance International NV
2.650% due 09/10/2024	2,700	2,710
2.875% due 05/25/2022	1,000	1,013
3.625% due 05/25/2027	1,372	1,421
4.625% due 09/14/2025	3,600	3,928
Engie S.A. 2.875% due 10/10/2022	783	795
Entergy Arkansas LLC 3.500% due 04/01/2026	4,900	5,168
Exelon Corp. 2.850% due 06/15/2020	2,000	2,005
FirstEnergy Corp. 2.850% due 07/15/2022	700	711
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	1,500	1,564
6.000% due 11/27/2023	3,500	3,913
Gazprom OAO Via Gaz Capital S.A.
4.950% due 07/19/2022	3,000	3,179
5.999% due 01/23/2021	500	520
6.510% due 03/07/2022	6,800	7,393
IPALCO Enterprises, Inc. 3.700% due 09/01/2024	506	523
Monongahela Power Co. 3.550% due 05/15/2027	1,525	1,588
NextEra Energy Capital Holdings, Inc.
3.200% due 02/25/2022	22,500	23,076
3.250% due 04/01/2026	3,540	3,687
3.550% due 05/01/2027	5,000	5,311
Niagara Mohawk Power Corp. 4.278% due 12/15/2028	5,000	5,575
Novatek OAO via Novatek Finance DAC 4.422% due 12/13/2022	2,600	2,732
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^	654	644
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(a)	2,904	726
Ohio Edison Co. 6.875% due 07/15/2036	1,100	1,537
ONEOK, Inc.
2.750% due 09/01/2024	4,000	4,039
4.350% due 03/15/2029	300	325
4.550% due 07/15/2028	1,700	1,869
Pacific Gas & Electric Co.
2.450% due 08/15/2022 ^(b)	1,330	1,333
3.500% due 10/01/2020 ^(b)	4,700	4,717
Petronas Global Sukuk Ltd. 2.707% due 03/18/2020	4,300	4,303
Public Service Co. of Oklahoma 6.625% due 11/15/2037	2,200	3,040

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

Public Service Enterprise Group, Inc. 2.650% due 11/15/2022	4,825	4,902
Rio Oil Finance Trust
9.250% due 07/06/2024	1,125	1,263
9.750% due 01/06/2027	1,349	1,599
Southern California Edison Co.
2.850% due 08/01/2029	2,000	1,999
3.400% due 06/01/2023	100	104
3.875% due 06/01/2021	1,055	1,078
6.650% due 04/01/2029	700	843
Southern California Gas Co. 3.950% due 02/15/2050	4,100	4,588
State Grid Overseas Investment Ltd. 3.750% due 05/02/2023	2,800	2,927
Tallgrass Energy Partners LP 4.750% due 10/01/2023	3,000	3,000
Telstra Corp. Ltd. 4.800% due 10/12/2021	1,230	1,288
Verizon Communications, Inc.
4.329% due 09/21/2028	1,228	1,393
5.012% due 04/15/2049	300	384
		202,567
Total Corporate Bonds & Notes (Cost $2,584,509)		2,678,254
MUNICIPAL BONDS & NOTES 0.8%
CALIFORNIA 0.1%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010 7.046% due 12/01/2044	100	157
California State General Obligation Bonds, (BABs), Series 2010 7.700% due 11/01/2030	500	524
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 7.618% due 08/01/2040	100	155
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009 6.008% due 07/01/2039	600	778
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	300	437
Riverside, California Electric Revenue Bonds, (BABs), Series 2010 7.605% due 10/01/2040	300	480
		2,531
GEORGIA 0.4%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	8,626	11,898
ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010 6.200% due 12/01/2040	625	819
Chicago, Illinois General Obligation Notes, Series 2015 5.633% due 01/01/2020	200	200
		1,019
MASSACHUSETTS 0.0%
Massachusetts School Building Authority Revenue Bonds, Series 2010 5.468% due 06/15/2027	300	359
NEW YORK 0.0%
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009 5.770% due 03/15/2039	300	364
OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010 8.084% due 02/15/2050	6,210	10,647
Total Municipal Bonds & Notes (Cost $24,506)		26,818
U.S. GOVERNMENT AGENCIES 7.6%
Ginnie Mae 8.500% due 08/15/2030	10	11
Uniform Mortgage-Backed Security
3.500% due 08/01/2047 - 08/01/2048	14,508	15,057
4.000% due 01/01/2049 - 08/01/2049	58,498	60,910
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2050	36,800	37,277
3.500% due 01/01/2050 - 02/01/2050	118,900	122,241

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

4.000% due 01/01/2050 - 02/01/2050	20,000	20,801
Total U.S. Government Agencies (Cost $255,118)		256,297
U.S. TREASURY OBLIGATIONS 3.5%
U.S. Treasury Bonds
2.250% due 08/15/2049	3,852	3,734
U.S. Treasury Inflation Protected Securities (d)
0.250% due 07/15/2029 (k)(m)	30,182	30,486
U.S. Treasury Notes
1.500% due 10/31/2024 (i)	40,303	39,935
1.750% due 11/15/2029 (i)	42,800	42,126
Total U.S. Treasury Obligations (Cost $116,803)		116,281
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
DC Office Trust 2.965% due 09/15/2045	10,500	10,671
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~	678	682
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	11,303	11,313
Structured Asset Mortgage Investments Trust 2.464% due 03/19/2034 ●	537	535
Total Non-Agency Mortgage-Backed Securities (Cost $23,374)		23,201
ASSET-BACKED SECURITIES 0.1%
MelTel Land Funding LLC 3.768% due 04/15/2049	700	712
RBSSP Resecuritization Trust 1.868% due 11/26/2036 ●	1,322	1,309
START Ireland 4.089% due 03/15/2044	946	960
Total Asset-Backed Securities (Cost $2,930)		2,981
SOVEREIGN ISSUES 0.8%
Kuwait International Government Bond 2.750% due 03/20/2022	6,200	6,304
Qatar Government International Bond 3.875% due 04/23/2023	5,900	6,238
Saudi Government International Bond 2.875% due 03/04/2023	7,500	7,645
South Africa Government International Bond 4.850% due 09/30/2029	6,000	6,015
Total Sovereign Issues (Cost $25,524)		26,202
	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.6%
Wells Fargo & Co. 7.500%	13,190	19,125
Total Convertible Preferred Securities (Cost $10,405)		19,125
PREFERRED SECURITIES 2.2%
BANKING & FINANCE 2.1%
AGFC Capital Trust 3.751% (US0003M + 1.750%) due 01/15/2067 ~	3,080,000	1,540
Bank of America Corp. 5.875% due 03/15/2028 ●(e)	21,585,000	23,953
Charles Schwab Corp. 5.000% due 12/01/2027 ●(e)	700,000	738
CoBank ACB 6.200% (US0003M + 3.744%) due 01/01/2025 ~(e)	30,000	3,135
Depository Trust & Clearing Corp. 4.875% due 06/15/2020 ●(e)	3,500,000	3,536
HSBC Capital Funding LP 10.176% due 06/30/2030 ●(e)	4,850,000	8,007
JPMorgan Chase & Co.
5.000% due 08/01/2024 ●(e)	6,100,000	6,352
5.406% (US0003M + 3.470%) due 01/30/2020 ~(e)	1,477,000	1,493
State Street Corp. 5.625% due 12/15/2023 ●(e)	1,900,000	2,019
USB Capital 3.500% due 01/31/2020 ●(e)	14,250,000	12,490

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

Wachovia Capital Trust 5.570% due 01/31/2020 ●(e)	10,010,000	10,100
		73,363
INDUSTRIALS 0.1%
General Electric Co. 5.000% due 01/21/2021 ●(e)	2,400,000	2,354
Total Preferred Securities (Cost $69,881)		75,717
SHORT-TERM INSTRUMENTS 2.5%
REPURCHASE AGREEMENTS (h) 2.5%		85,190
Total Short-Term Instruments (Cost $85,190)		85,190
Total Investments in Securities (Cost $3,210,304)		3,322,330
INVESTMENTS IN AFFILIATES 6.5%
SHORT-TERM INSTRUMENTS 6.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.5%
PIMCO Short-Term Floating NAV Portfolio III	22,281,885	220,435
Total Short-Term Instruments (Cost $220,414)		220,435
Total Investments in Affiliates (Cost $220,414)		220,435
Total Investments 105.2% (Cost $3,430,718)		$3,542,765
Financial Derivative Instruments (j)(l) 0.0%(Cost or Premiums, net $(1,284))		559
Other Assets and Liabilities, net (5.2)%		(175,090)
Net Assets 100.0%		$3,368,234

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$6,001	$6,156	0.18%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	1.600%	12/31/2019	01/02/2020	$79,400	U.S. Treasury Notes 1.750% - 2.000% due 11/30/2022 - 06/30/2024	$(80,945)	$79,400	$79,407
FICC	1.250	12/31/2019	01/02/2020	5,790	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	(5,906)	5,790	5,790
Total Repurchase Agreements						$(86,851)	$85,190	$85,197

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions
BCY	1.000%	12/31/2019	01/02/2020	$(39,564)	$(39,566)
	1.450	12/31/2019	01/02/2020	(39,788)	(39,791)
Total Sale-Buyback Transactions					$(79,357)

(i)	Securities with an aggregate market value of $79,005 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(10,089) at a weighted average interest rate of 1.505%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February 2020 Futures	$127.000	01/24/2020	116	$116	$(23)	$(11)
Call - CBOT U.S. Treasury 10-Year Note February 2020 Futures	129.000	01/24/2020	116	116	(33)	(31)
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	127.500	02/21/2020	110	110	(39)	(43)

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	130.500	02/21/2020	110	110	(44)	(19)
Total Written Options					$(139)	$(104)

FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2020	756	$(162,918)	$163	$0	$(35)
U.S. Treasury 10-Year Note March Futures	03/2020	593	(76,154)	656	65	0
U.S. Treasury 10-Year Ultra March Futures	03/2020	823	(115,799)	1,385	141	0
U.S. Treasury 30-Year Bond March Futures	03/2020	235	(36,638)	710	81	0
Total Futures Contracts				$2,914	$287	$(35)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Darden Restaurants, Inc.	(1.000)%	Quarterly	06/20/2020	0.042%	$3,500	$(62)	$45	$(17)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2024	0.600%	$5,800	$24	$78	$102	$0	$(4)
AT&T, Inc.	1.000	Quarterly	12/20/2024		13,700	182	36	218	0	(3)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.181	9,800	194	44	238	1	0
Enbridge, Inc.	1.000	Quarterly	12/20/2022	0.281	5,700	17	105	122	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	1.178	2,800	378	32	410	0	(2)
General Electric Co.	1.000	Quarterly	12/20/2020	0.347	6,100	(176)	217	41	0	0
General Electric Co.	1.000	Quarterly	06/20/2023	0.584	6,600	40	55	95	0	(3)
General Electric Co.	1.000	Quarterly	12/20/2023	0.652	6,900	(351)	445	94	0	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.766	13,300	(251)	388	137	0	(10)
General Electric Co.	1.000	Quarterly	12/20/2024	0.857	15,600	(254)	364	110	1	0
International Lease Finance Corp.	5.000	Quarterly	06/20/2021	0.180	3,500	523	(270)	253	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.494	17,700	302	131	433	0	(1)
Sherwin-Williams Co.	1.000	Quarterly	06/20/2022	0.226	1,100	14	7	21	0	0
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.262	1,600	27	8	35	0	0
						$669	$1,640	$2,309	$2	$(23)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.IG-33 5-Year Index	(1.000)%	Quarterly	12/20/2024	$46,100	$(1,069)	$(143)	$(1,212)	$4	$0

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
iTraxx Asia Ex-Japan 32 5-Year Index	1.000%	Quarterly	12/20/2024	$15,900	$278	$77	$355	$0	$(1)

INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.210%	Semi-Annual	06/12/2024	$8,000	$(10)	$(160)	$(170)	$7	$0
Receive	3-Month USD-LIBOR	2.100	Semi-Annual	06/18/2024	10,000	(15)	(150)	(165)	9	0
Receive	3-Month USD-LIBOR	2.050	Semi-Annual	06/19/2024	10,000	(16)	(127)	(143)	9	0
Receive	3-Month USD-LIBOR	2.080	Semi-Annual	06/20/2024	10,200	(14)	(145)	(159)	10	0
Receive	3-Month USD-LIBOR	2.060	Semi-Annual	06/21/2024	10,000	(15)	(131)	(146)	10	0
Receive	3-Month USD-LIBOR	2.090	Semi-Annual	06/24/2024	10,000	(15)	(144)	(159)	10	0
Receive	3-Month USD-LIBOR	2.110	Semi-Annual	06/25/2024	10,100	(14)	(155)	(169)	10	0
Receive	3-Month USD-LIBOR	2.080	Semi-Annual	06/26/2024	10,000	(14)	(141)	(155)	10	0
Receive	3-Month USD-LIBOR	1.980	Semi-Annual	06/27/2024	10,000	(16)	(95)	(111)	10	0
Receive	3-Month USD-LIBOR	1.980	Semi-Annual	06/28/2024	11,700	(18)	(112)	(130)	11	0
Receive	3-Month USD-LIBOR	1.880	Semi-Annual	07/02/2024	5,300	(9)	(49)	(58)	5	0
Receive	3-Month USD-LIBOR	1.940	Semi-Annual	07/02/2024	11,700	(22)	(140)	(162)	12	0
Pay	3-Month USD-LIBOR	1.670	Semi-Annual	12/27/2024	10,300	(14)	(20)	(34)	0	(12)
Pay	3-Month USD-LIBOR	1.660	Semi-Annual	12/31/2024	11,100	(15)	(26)	(41)	0	(12)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028	68,600	574	(7,031)	(6,457)	184	0
Receive	3-Month USD-LIBOR	1.870	Semi-Annual	08/13/2029	3,600	(9)	1	(8)	10	0
Receive	3-Month USD-LIBOR	1.960	Semi-Annual	08/14/2029	4,600	(12)	(37)	(49)	13	0
Receive	3-Month USD-LIBOR	1.940	Semi-Annual	08/20/2029	5,400	(15)	(32)	(47)	16	0
Receive	3-Month USD-LIBOR	1.860	Semi-Annual	08/21/2029	6,000	(15)	8	(7)	17	0
Receive	3-Month USD-LIBOR	1.873	Semi-Annual	08/27/2029	5,400	(15)	3	(12)	16	0
Receive	3-Month USD-LIBOR	3.055	Semi-Annual	09/12/2029	20,600	(432)	(1,868)	(2,300)	64	0
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	08/15/2048	5,400	105	(1,136)	(1,031)	61	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/18/2049	13,000	439	651	1,090	142	0
						$413	$(11,036)	$(10,623)	$636	$(24)
Total Swap Agreements						$229	$(9,417)	$(9,188)	$642	$(48)

(k)	Securities with an aggregate market value of $637 and cash of $55,771 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475%	02/19/2020	8,300	$(4)	$(14)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.725	02/19/2020	8,300	(6)	(1)
BPS	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	5,700	(7)	0
	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475	02/19/2020	5,100	(3)	(8)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.800	02/19/2020	5,100	(3)	(1)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.675	05/20/2020	1,200	(1)	(1)
CBK	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	5,700	(7)	0
	Put - OTC CDX.IG-33 5-Year Index	Sell	1.000	01/15/2020	9,700	(8)	0
	Put - OTC CDX.IG-33 5-Year Index	Sell	1.200	01/15/2020	14,300	(7)	0

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475	02/19/2020	10,700	(7)	(18)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.625	02/19/2020	10,700	(11)	(3)
FBF	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475	01/15/2020	18,000	(6)	(23)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.625	01/15/2020	18,000	(13)	(1)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	6,200	(7)	0
GST	Put - OTC CDX.IG-32 5-Year Index	Sell	2.900	06/17/2020	12,700	(11)	0
						$(101)	$(70)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.465%	01/13/2020	12,700	$(18)	$(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.745	01/13/2020	12,700	(14)	(26)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.700	01/16/2020	6,400	(16)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.950	01/16/2020	6,400	(15)	(25)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.760	01/30/2020	13,000	(35)	(30)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.030	01/30/2020	13,000	(35)	(36)
BPS	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.360	01/21/2020	10,800	(18)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750	01/21/2020	10,800	(22)	(25)
DUB	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.438	01/03/2020	12,000	(19)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.693	01/03/2020	12,000	(16)	(29)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	01/02/2020	10,700	(13)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750	01/02/2020	10,700	(13)	(5)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.340	01/03/2020	700	(1)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.620	01/03/2020	700	(1)	(4)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.460	01/06/2020	10,700	(15)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.740	01/06/2020	10,700	(15)	(13)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.470	01/09/2020	10,900	(14)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750	01/09/2020	10,900	(19)	(17)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.540	01/13/2020	11,100	(13)	(2)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.820	01/13/2020	11,100	(17)	(9)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.340	01/03/2020	10,600	(15)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.620	01/03/2020	10,600	(16)	(55)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.510	01/06/2020	12,200	(16)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.780	01/06/2020	12,200	(18)	(6)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.485	01/10/2020	12,100	(18)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	01/10/2020	12,100	(17)	(13)
							$(429)	$(302)
Total Written Options							$(530)	$(372)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2024	0.730%	$2,000	$(42)	$66	$24	$0
BPS	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.685	100	(2)	3	1	0
BRC	CNAC HK Finbridge Co. Ltd.	1.000	Quarterly	12/20/2024	1.140	1,500	(29)	20	0	(9)
	Huarong Finance Co. Ltd.	1.000	Quarterly	12/20/2024	1.399	1,200	(44)	22	0	(22)
	Italy Government International Bond	1.000	Quarterly	06/20/2024	0.730	1,900	(41)	64	23	0

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

	Italy Government International Bond	1.000	Quarterly	12/20/2024	0.796	4,500	13	32	45	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.364	2,773	(39)	83	44	0
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.832	1,800	(18)	33	15	0
	Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.539	1,500	22	11	33	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.625	600	(23)	6	0	(17)
CBK	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.685	300	(5)	9	4	0
DBL	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	0.414	2,000	(100)	109	9	0
DUB	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	0.958	600	(54)	55	1	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	1.682	700	(43)	27	0	(16)
FBF	Italy Government International Bond	1.000	Quarterly	12/20/2024	0.796	2,000	5	15	20	0
GST	Fiserv, Inc.	1.000	Quarterly	12/20/2024	1.113	2,200	(26)	15	0	(11)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.494	500	(5)	14	9	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.784	400	(3)	7	4	0
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	0.414	100	(5)	6	1	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.625	2,000	(80)	23	0	(57)
HUS	Brazil Government International Bond	1.000	Quarterly	09/20/2020	0.333	2,000	(149)	159	10	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.559	1,600	(26)	54	28	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.685	400	(5)	11	6	0
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.559	600	(12)	22	10	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.685	100	(2)	3	1	0
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	0.414	2,300	(119)	130	11	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.784	2,100	(12)	34	22	0
Total Swap Agreements							$(844)	$1,033	$321	$(132)

(m)	Securities with an aggregate market value of $297 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$6,107	$6,157	$12,264
Corporate Bonds & Notes
Banking & Finance	0	1,521,175	0	1,521,175
Industrials	0	954,512	0	954,512
Utilities	0	202,567	0	202,567
Municipal Bonds & Notes
California	0	2,531	0	2,531
Georgia	0	11,898	0	11,898
Illinois	0	1,019	0	1,019
Massachusetts	0	359	0	359
New York	0	364	0	364
Ohio	0	10,647	0	10,647
U.S. Government Agencies	0	256,297	0	256,297
U.S. Treasury Obligations	0	116,281	0	116,281
Non-Agency Mortgage-Backed Securities	0	23,201	0	23,201
Asset-Backed Securities	0	2,981	0	2,981
Sovereign Issues	0	26,202	0	26,202
Convertible Preferred Securities
Banking & Finance	19,125	0	0	19,125
Preferred Securities
Banking & Finance	0	73,363	0	73,363

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

Industrials	0	2,354	0	2,354
Short-Term Instruments
Repurchase Agreements	0	85,190	0	85,190

	$19,125	$3,297,048	$6,157	$3,322,330
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$220,435	$0	$0	$220,435

Total Investments	$239,560	$3,297,048	$6,157	$3,542,765

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	287	642	0	929
Over the counter	0	321	0	321

	$287	$963	$0	$1,250
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(35)	(152)	0	(187)
Over the counter	0	(504)	0	(504)

	$(35)	$(656)	$0	$(691)

Total Financial Derivative Instruments	$252	$307	$0	$559

Totals	$239,812	$3,297,355	$6,157	$3,543,324

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 126.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.8%
American Honda Finance Corp. 2.811% (LIBOR03M + 0.850%) due 03/29/2021 «~	$29,100	$29,104
Aramark Services, Inc. 3.549% (LIBOR03M + 1.750%) due 03/11/2025 ~	4,477	4,501
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021 «(g)	38,863	39,870
Castlelake Aircraft Securitization Trust 3.967% due 07/15/2042	11,113	11,234
CenturyLink, Inc. 4.549% (LIBOR03M + 2.750%) due 01/31/2025 ~	21,944	22,060
Charter Communications Operating LLC 3.550% (LIBOR03M + 1.750%) due 02/01/2027 ~	57,970	58,409
Citadel Securities LP 5.299% (LIBOR03M + 3.500%) due 02/27/2026 «~	5,955	5,962
Dell International LLC 3.800% (LIBOR03M + 2.000%) due 09/19/2025 ~	933	941
Delos Finance SARL 3.695% (LIBOR03M + 1.750%) due 10/06/2023 ~	17,711	17,801
HCA, Inc. 3.549% (LIBOR03M + 1.750%) due 03/18/2026 ~	3,706	3,732
Hilton Worldwide Finance LLC 3.542% (LIBOR03M + 1.750%) due 06/22/2026 ~	6,409	6,465
Norwegian Air Shuttle 4.110% - 4.250% (LIBOR03M + 2.000%) due 06/24/2026 «~(g)	45,303	44,071
Qatar National Bank SAQ 2.799% (LIBOR03M + 0.900%) due 12/22/2020 «~	17,300	17,334
State Of Qatar 2.721% - 2.996% (LIBOR03M + 0.800%) due 12/21/2020 «~	20,000	20,000
State of Qatar 2.996% (LIBOR03M + 0.800%) due 12/21/2020 «~	5,000	5,000
Toyota Motor Credit Corp.
2.525% (LIBOR03M + 0.580%) due 09/28/2020 «~	35,100	35,090
2.934% (LIBOR03M + 0.830%) due 03/29/2021 «~	63,000	63,027
WR Grace & Co. 3.695% (LIBOR03M + 1.750%) due 04/03/2025 ~	3,555	3,580
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038	17,564	17,628
Total Loan Participations and Assignments (Cost $404,342)		405,809
CORPORATE BONDS & NOTES 81.1%
BANKING & FINANCE 25.3%
AerCap Ireland Capital DAC
3.300% due 01/23/2023	3,760	3,854
3.500% due 05/26/2022	350	360
3.875% due 01/23/2028	150	156
4.125% due 07/03/2023	9,415	9,946
Air Lease Corp. 3.625% due 12/01/2027	2,900	3,003
Alexandria Real Estate Equities, Inc.
3.450% due 04/30/2025	700	735
4.000% due 02/01/2050	7,000	7,666
4.500% due 07/30/2029	14,743	16,615
4.850% due 04/15/2049	900	1,097
Alleghany Corp. 4.900% due 09/15/2044	5,400	6,280
American Campus Communities Operating Partnership LP 3.750% due 04/15/2023	4,100	4,273
American Financial Group, Inc. 4.500% due 06/15/2047	40,300	43,554
American Homes 4 Rent LP
4.250% due 02/15/2028	3,583	3,816
4.900% due 02/15/2029	10,900	12,203
American International Group, Inc.
3.875% due 01/15/2035	2,000	2,123
3.900% due 04/01/2026	3,200	3,429
4.375% due 01/15/2055	16,512	18,100
4.500% due 07/16/2044	34,400	39,628
4.700% due 07/10/2035	4,550	5,271
4.750% due 04/01/2048	1,100	1,324
4.800% due 07/10/2045	1,200	1,438

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

5.750% due 04/01/2048 ●		3,100	3,413
American Tower Corp.
2.950% due 01/15/2025		7,500	7,671
3.000% due 06/15/2023		4,060	4,158
3.125% due 01/15/2027		16,200	16,585
3.375% due 10/15/2026		6,487	6,743
3.600% due 01/15/2028		2,250	2,364
3.700% due 10/15/2049		5,200	5,188
3.800% due 08/15/2029		59,300	63,435
3.950% due 03/15/2029		23,300	25,045
4.400% due 02/15/2026		3,100	3,384
Arch Capital Finance LLC 5.031% due 12/15/2046		4,100	5,119
AvalonBay Communities, Inc. 4.150% due 07/01/2047		2,200	2,504
Aviation Capital Group LLC
3.500% due 11/01/2027		1,900	1,912
6.750% due 04/06/2021		5,900	6,218
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		9,795	10,588
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		800	838
4.350% due 04/20/2028		14,907	16,183
5.000% due 04/20/2048		36,100	38,802
AXIS Specialty Finance LLC 3.900% due 07/15/2029		4,000	4,187
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	14,500	4,420
Banco de Credito e Inversiones S.A.
3.500% due 10/12/2027		$9,200	9,410
4.000% due 02/11/2023		1,900	1,968
Banco General S.A. 4.125% due 08/07/2027		400	421
Banco Santander S.A.
3.306% due 06/27/2029		7,200	7,419
4.379% due 04/12/2028		18,400	20,137
Bank of America Corp.
3.194% due 07/23/2030 ●		7,100	7,344
3.248% due 10/21/2027		200	208
3.419% due 12/20/2028 ●		85,251	89,474
3.500% due 04/19/2026		14,600	15,524
3.593% due 07/21/2028 ●		16,700	17,697
3.974% due 02/07/2030 ●		12,200	13,412
4.000% due 04/01/2024		3,243	3,475
4.271% due 07/23/2029 ●		3,000	3,333
7.750% due 05/14/2038		15,700	24,727
8.050% due 06/15/2027		3,180	4,024
Bank of America N.A. 6.000% due 10/15/2036		9,200	12,581
Banque Federative du Credit Mutuel S.A. 2.696% (US0003M + 0.730%) due 07/20/2022 ~		500	503
Barclays Bank PLC 7.625% due 11/21/2022 (f)		54,050	60,777
Barclays PLC
3.250% due 01/17/2033	GBP	2,400	3,345
4.337% due 01/10/2028		$2,900	3,111
4.338% due 05/16/2024 ●		15,000	15,814
4.950% due 01/10/2047		12,250	14,413
4.972% due 05/16/2029 ●		38,200	43,054
5.088% due 06/20/2030 ●		12,375	13,795
5.250% due 08/17/2045		2,000	2,456
BBVA Bancomer S.A.
5.125% due 01/18/2033 ●(f)		1,900	1,921
6.500% due 03/10/2021		8,457	8,832
6.750% due 09/30/2022		12,500	13,632
Berkshire Hathaway Finance Corp.
4.200% due 08/15/2048		15,400	18,200
4.250% due 01/15/2049		5,000	5,922
Berkshire Hathaway, Inc. 4.500% due 02/11/2043		4,045	4,900
BGC Partners, Inc. 5.375% due 07/24/2023		20,500	21,925
Blackstone Holdings Finance Co. LLC
3.500% due 09/10/2049		5,500	5,420
4.000% due 10/02/2047		8,400	8,942
BNP Paribas S.A.
6.625% due 03/25/2024 ●(e)(f)		10,500	11,348
7.375% due 08/19/2025 ●(e)(f)		16,400	18,936
BOC Aviation Ltd. 4.000% due 01/25/2024		1,000	1,046
BPCE S.A. 5.150% due 07/21/2024		2,900	3,183
Brighthouse Financial, Inc. 4.700% due 06/22/2047		25,236	23,395
Brixmor Operating Partnership LP 4.125% due 05/15/2029		3,000	3,221

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

Brookfield Finance, Inc.
4.700% due 09/20/2047		30,300	34,799
4.850% due 03/29/2029		20,000	22,891
Brown & Brown, Inc. 4.500% due 03/15/2029		10,300	11,331
Camden Property Trust 3.350% due 11/01/2049		1,400	1,403
Cantor Fitzgerald LP 6.500% due 06/17/2022		25,450	27,529
Carlyle Finance LLC 5.650% due 09/15/2048		5,700	6,775
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		3,600	3,590
Carlyle Holdings Finance LLC 5.625% due 03/30/2043		3,113	3,660
CBL & Associates LP 5.950% due 12/15/2026		3,900	2,349
CC Holdings GS LLC 3.849% due 04/15/2023		29,710	31,146
Cibanco S.A. Ibm 4.962% due 07/18/2029		7,200	7,452
Citigroup, Inc.
3.200% due 10/21/2026		20,000	20,747
3.400% due 05/01/2026		2,800	2,941
3.668% due 07/24/2028 ●		17,500	18,649
3.700% due 01/12/2026		22,377	23,860
4.075% due 04/23/2029 ●		20,100	22,024
4.650% due 07/23/2048		3,700	4,620
4.750% due 05/18/2046		7,700	9,241
6.625% due 06/15/2032		600	808
8.125% due 07/15/2039		47,088	78,800
CME Group, Inc.
4.150% due 06/15/2048		9,100	10,804
5.300% due 09/15/2043		1,125	1,505
CNH Industrial Capital LLC 3.875% due 10/15/2021		1,000	1,029
Cooperatieve Rabobank UA
4.625% due 12/29/2025 ●(e)(f)	EUR	3,200	3,960
5.500% due 06/29/2020 ●(e)(f)		22,085	25,392
6.625% due 06/29/2021 ●(e)(f)		25,800	31,479
Credit Agricole S.A. 7.500% due 06/23/2026 ●(e)(f)	GBP	2,500	3,989
Credit Suisse AG
3.625% due 09/09/2024		$1,800	1,914
6.500% due 08/08/2023 (f)		69,377	77,524
Credit Suisse Group AG
2.593% due 09/11/2025 ●		4,500	4,516
3.574% due 01/09/2023		1,000	1,027
3.869% due 01/12/2029 ●		10,200	10,865
4.207% due 06/12/2024 ●		250	264
4.282% due 01/09/2028		13,700	14,903
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		26,700	28,254
3.800% due 09/15/2022		5,125	5,335
3.800% due 06/09/2023		3,500	3,664
4.550% due 04/17/2026		11,600	12,876
4.875% due 05/15/2045		7,275	9,171
Crown Castle International Corp.
3.100% due 11/15/2029		7,500	7,600
3.150% due 07/15/2023		3,100	3,199
3.800% due 02/15/2028		12,900	13,746
4.000% due 11/15/2049		24,010	24,884
4.300% due 02/15/2029		4,400	4,874
4.450% due 02/15/2026		17,395	19,054
4.750% due 05/15/2047		16,840	19,314
5.200% due 02/15/2049		17,710	21,510
CVS Pass-Through Trust 4.704% due 01/10/2036		1,399	1,490
Danske Bank A/S 5.375% due 01/12/2024		1,500	1,647
Deutsche Bank AG
3.961% due 11/26/2025 ●		5,400	5,519
4.250% due 10/14/2021		88,485	91,005
Digital Realty Trust LP
3.600% due 07/01/2029		8,700	9,054
3.700% due 08/15/2027		500	530
4.450% due 07/15/2028		10,900	12,066
Doctors Co. 6.500% due 10/15/2023		31,800	34,249
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		11,754	12,024
E*TRADE Financial Corp.
3.800% due 08/24/2027		5,525	5,744
4.500% due 06/20/2028		7,885	8,576
EPR Properties
3.750% due 08/15/2029		4,510	4,571

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

4.500% due 06/01/2027		3,525	3,785
4.950% due 04/15/2028		6,800	7,428
ERP Operating LP 4.500% due 07/01/2044		13,585	16,127
Essex Portfolio LP
3.625% due 05/01/2027		12,500	13,185
4.000% due 03/01/2029		10,600	11,513
4.500% due 03/15/2048		3,900	4,464
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		18,100	19,716
Farmers Insurance Exchange 4.747% due 11/01/2057 ●		21,600	22,585
Fidelity National Financial, Inc. 5.500% due 09/01/2022		29,500	31,757
First American Financial Corp. 4.300% due 02/01/2023		18,250	18,904
First Gulf Bank PJSC 2.625% due 02/24/2020		15,100	15,116
FMR LLC
5.150% due 02/01/2043		1,550	1,941
6.450% due 11/15/2039		500	702
Ford Holdings LLC 9.300% due 03/01/2030		14,575	18,458
Ford Motor Credit Co. LLC
2.332% (US0003M + 0.430%) due 11/02/2020 ~		300	298
2.853% (US0003M + 0.810%) due 04/05/2021 ~		1,215	1,210
2.982% (US0003M + 1.080%) due 08/03/2022 ~		524	515
3.145% (US0003M + 1.235%) due 02/15/2023 ~		3,131	3,081
3.231% (US0003M + 1.270%) due 03/28/2022 ~		7,778	7,723
3.336% due 03/18/2021		5,000	5,038
3.550% due 10/07/2022		20,000	20,298
5.183% (US0003M + 3.140%) due 01/07/2022 ~		900	930
5.584% due 03/18/2024		54,000	58,448
5.596% due 01/07/2022		14,107	14,866
5.875% due 08/02/2021		5,000	5,235
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035		147,775	157,610
General Motors Financial Co., Inc.
3.008% (US0003M + 1.100%) due 11/06/2021 ~		700	702
3.271% (US0003M + 1.310%) due 06/30/2022 ~		2,000	2,010
5.100% due 01/17/2024		16,015	17,388
5.650% due 01/17/2029		5,282	5,970
GLP Capital LP
4.000% due 01/15/2030		8,000	8,184
5.300% due 01/15/2029		22,800	25,377
Goldman Sachs Group, Inc.
3.750% due 02/25/2026		12,000	12,700
3.814% due 04/23/2029 ●		7,700	8,254
3.850% due 07/08/2024		1,400	1,480
3.850% due 01/26/2027		1,500	1,596
4.000% due 03/03/2024		13,700	14,597
4.017% due 10/31/2038 ●		100	109
4.411% due 04/23/2039 ●		10,300	11,730
5.750% due 01/24/2022		15,400	16,530
5.950% due 01/15/2027		112	134
6.250% due 02/01/2041		12,925	18,079
6.750% due 10/01/2037		109,500	151,973
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037		21,200	22,797
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		21,450	22,018
Great-West Lifeco Finance Delaware LP 4.150% due 06/03/2047		7,500	8,198
Guardian Life Insurance Co. of America 4.850% due 01/24/2077		4,000	4,862
Hanover Insurance Group, Inc. 4.500% due 04/15/2026		6,600	7,116
Harborwalk Funding Trust 5.077% due 02/15/2069 ●		27,500	32,546
Hartford Financial Services Group, Inc. 4.035% due 02/12/2067 ●		3,600	3,398
HBOS PLC 5.374% due 06/30/2021	EUR	8,000	9,697
Healthcare Trust of America Holdings LP 3.100% due 02/15/2030		$1,900	1,887
Healthpeak Properties, Inc. 6.750% due 02/01/2041		3,500	4,927
High Street Funding Trust 4.682% due 02/15/2048		8,800	10,085
HSBC Bank USA N.A. 7.000% due 01/15/2039		11,450	16,708
HSBC Holdings PLC
3.600% due 05/25/2023		6,000	6,259
3.803% due 03/11/2025 ●		11,300	11,860
3.900% due 05/25/2026		4,500	4,799
3.973% due 05/22/2030 ●		1,800	1,940

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

4.300% due 03/08/2026		21,131	23,008
4.583% due 06/19/2029 ●		7,050	7,880
5.875% due 09/28/2026 ●(e)(f)	GBP	26,400	38,549
6.100% due 01/14/2042		$10,850	15,391
6.500% due 03/23/2028 ●(e)(f)		70,700	77,834
6.500% due 09/15/2037		6,715	9,247
6.800% due 06/01/2038		4,300	6,122
7.000% due 04/07/2038	GBP	1,900	3,730
7.625% due 05/17/2032		$11,547	16,063
Hudson Pacific Properties LP
3.950% due 11/01/2027		5,600	5,864
4.650% due 04/01/2029		6,000	6,602
ING Groep NV
4.625% due 01/06/2026		5,200	5,783
5.750% due 11/16/2026 ●(e)(f)		9,000	9,483
Intercontinental Exchange, Inc.
4.000% due 10/15/2023		3,000	3,202
4.250% due 09/21/2048		1,800	2,132
International Lease Finance Corp. 8.625% due 01/15/2022		800	900
Intesa Sanpaolo SpA
4.000% due 09/23/2029		5,000	5,076
5.017% due 06/26/2024		7,400	7,775
6.500% due 02/24/2021		10,000	10,447
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		450	475
5.500% due 08/06/2022		6,900	7,299
Jefferies Group LLC 6.500% due 01/20/2043		23,700	28,230
JPMorgan Chase & Co.
2.739% due 10/15/2030 ●		16,800	16,797
3.300% due 04/01/2026		10	11
3.897% due 01/23/2049 ●		21,400	24,044
5.600% due 07/15/2041		21,340	29,207
6.400% due 05/15/2038		40,278	58,315
Kilroy Realty LP
3.050% due 02/15/2030		1,400	1,380
4.250% due 08/15/2029		12,400	13,529
4.750% due 12/15/2028		2,000	2,269
Kimco Realty Corp. 4.450% due 09/01/2047		700	767
Lazard Group LLC 4.500% due 09/19/2028		400	441
Legg Mason, Inc. 5.625% due 01/15/2044		18,493	20,979
Life Storage LP 3.875% due 12/15/2027		1,100	1,160
Lloyds Bank PLC 7.500% due 04/02/2032 þ		29,200	24,415
Lloyds Banking Group PLC
3.000% due 01/11/2022		2,000	2,032
3.574% due 11/07/2028 ●		10,200	10,652
4.344% due 01/09/2048		200	216
4.450% due 05/08/2025		500	546
4.550% due 08/16/2028		26,900	30,124
7.500% due 09/27/2025 ●(e)(f)		20,800	23,340
M&G PLC 5.560% due 07/20/2055 ●	GBP	1,900	2,814
Manulife Financial Corp. 5.375% due 03/04/2046		$2,600	3,454
Marsh & McLennan Cos., Inc.
4.200% due 03/01/2048		9,000	10,227
4.350% due 01/30/2047		6,400	7,361
4.375% due 03/15/2029		9,200	10,484
4.900% due 03/15/2049		14,600	18,510
Massachusetts Mutual Life Insurance Co.
3.729% due 10/15/2070		8,196	7,919
4.900% due 04/01/2077		3,800	4,575
Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 ●		11,000	12,460
MetLife, Inc.
9.250% due 04/08/2068		42,266	62,304
10.750% due 08/01/2069		5,132	8,580
Mid-America Apartments LP
3.600% due 06/01/2027		300	318
4.300% due 10/15/2023		13,700	14,660
Mitsubishi UFJ Financial Group, Inc.
3.751% due 07/18/2039		16,200	17,751
4.153% due 03/07/2039		7,700	8,839
4.286% due 07/26/2038		7,900	9,115
Mitsubishi UFJ Lease & Finance Co. Ltd. 3.406% due 02/28/2022		8,471	8,660
Morgan Stanley
3.591% due 07/22/2028 ●		9,300	9,885
3.875% due 01/27/2026		22,995	24,697
6.375% due 07/24/2042		35,700	52,573

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

Mutual of Omaha Insurance Co. 4.297% due 07/15/2054 ●		28,500	28,597
Nationwide Building Society
3.960% due 07/18/2030 ●		26,756	28,739
4.000% due 09/14/2026		9,400	9,893
4.302% due 03/08/2029 ●		4,100	4,470
Nationwide Mutual Insurance Co. 9.375% due 08/15/2039		32,300	54,864
Navient Corp.
7.250% due 01/25/2022		23,096	25,134
8.000% due 03/25/2020		6,904	6,987
Neuberger Berman Group LLC
4.500% due 03/15/2027		6,200	6,611
4.875% due 04/15/2045		9,888	10,159
New York Life Global Funding 2.900% due 01/17/2024		913	942
New York Life Insurance Co.
4.450% due 05/15/2069		12,000	13,721
5.875% due 05/15/2033		1,000	1,319
6.750% due 11/15/2039		12,750	18,680
Nippon Life Insurance Co. 5.100% due 10/16/2044 ●		24,450	26,749
Nissan Motor Acceptance Corp.
2.600% due 09/28/2022		3,600	3,604
2.651% due 09/28/2022 ●		400	399
3.450% due 03/15/2023		1,215	1,242
3.875% due 09/21/2023		8,000	8,328
Nordea Bank Abp 6.625% due 03/26/2026 ●(e)(f)		5,000	5,548
Northwestern Mutual Life Insurance Co.
3.625% due 09/30/2059		50,694	50,803
3.850% due 09/30/2047		10,340	10,881
6.063% due 03/30/2040		1	1
Ohio National Life Insurance Co. 6.875% due 06/15/2042		400	437
Old Republic International Corp. 3.875% due 08/26/2026		300	316
Omega Healthcare Investors, Inc.
3.625% due 10/01/2029		4,000	4,004
4.500% due 01/15/2025 (i)		5,000	5,334
4.750% due 01/15/2028 (i)		7,900	8,602
5.250% due 01/15/2026		15,000	16,685
Ontario Teachers’ Cadillac Fairview Properties Trust 3.875% due 03/20/2027		3,900	4,173
ORIX Corp. 4.050% due 01/16/2024		22,600	24,054
Pacific Life Insurance Co. 9.250% due 06/15/2039		113,331	187,053
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		1,600	1,680
5.250% due 08/15/2022		75,790	80,960
PartnerRe Finance B LLC 3.700% due 07/02/2029		1,200	1,248
Penn Mutual Life Insurance Co. 7.625% due 06/15/2040		26,295	37,797
Physicians Realty LP 3.950% due 01/15/2028		7,900	8,270
Pine Street Trust
4.572% due 02/15/2029		25,000	26,915
5.568% due 02/15/2049		25,300	28,428
Pinnacol Assurance 8.625% due 06/25/2034 «(g)		24,000	25,686
Piper Jaffray Cos. 5.200% due 10/15/2023		23,000	22,971
Progressive Corp.
3.700% due 01/26/2045		1,400	1,497
4.125% due 04/15/2047		7,900	9,178
Prudential Financial, Inc.
3.935% due 12/07/2049		9,113	9,932
5.200% due 03/15/2044 ●		1,400	1,496
5.625% due 06/15/2043 ●		7,000	7,538
Realty Income Corp. 4.650% due 03/15/2047		2,750	3,329
Regency Centers LP
4.125% due 03/15/2028		1,100	1,193
4.400% due 02/01/2047		5,700	6,446
4.650% due 03/15/2049		1,500	1,763
Royal Bank of Scotland Group PLC
1.750% due 03/02/2026 ●	EUR	1,000	1,178
2.500% due 03/22/2023		3,900	4,677
3.875% due 09/12/2023		$30,000	31,438
4.269% due 03/22/2025 ●		3,160	3,357
4.445% due 05/08/2030 ●		5,700	6,295
4.800% due 04/05/2026		6,100	6,777
4.892% due 05/18/2029 ●		32,700	36,973
5.076% due 01/27/2030 ●		50,450	58,005

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

6.000% due 12/19/2023		16,524	18,376
Santander Holdings USA, Inc. 4.400% due 07/13/2027		5,200	5,614
Santander UK Group Holdings PLC
2.875% due 08/05/2021		10,300	10,408
3.823% due 11/03/2028 ●		55,945	58,994
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		14,550	15,259
6.125% due 02/07/2022		26,400	28,281
Selective Insurance Group, Inc. 5.375% due 03/01/2049		8,800	10,457
Service Properties Trust
4.375% due 02/15/2030		7,700	7,555
4.750% due 10/01/2026		5,000	5,128
4.950% due 10/01/2029		5,500	5,590
Simon Property Group LP 3.250% due 09/13/2049		8,900	8,654
Sompo International Holdings Ltd. 4.700% due 10/15/2022		3,000	3,165
Spirit Realty LP
3.400% due 01/15/2030		8,600	8,643
4.450% due 09/15/2026		2,350	2,525
Standard Chartered PLC 4.305% due 05/21/2030 ●		1,300	1,419
State Bank of India 3.250% due 01/24/2022		22,000	22,259
Stifel Financial Corp. 4.250% due 07/18/2024		1,000	1,064
Sumitomo Mitsui Financial Group, Inc. 3.040% due 07/16/2029		10,000	10,202
Synchrony Financial 4.500% due 07/23/2025		600	647
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047		11,300	12,831
4.900% due 09/15/2044		25,100	30,824
6.850% due 12/16/2039		5,129	7,469
Tesco Property Finance PLC 6.052% due 10/13/2039	GBP	336	583
Transatlantic Holdings, Inc. 8.000% due 11/30/2039		$7,933	11,797
Travelers Cos., Inc.
3.750% due 05/15/2046		2,800	3,053
4.050% due 03/07/2048		5,600	6,378
Trust F/1401
6.390% due 01/15/2050		23,500	25,343
6.950% due 01/30/2044		25,270	29,463
UBS AG
4.750% due 02/12/2026 ●(f)	EUR	4,400	5,188
5.125% due 05/15/2024 (f)		$58,221	62,879
7.625% due 08/17/2022 (f)		95,000	107,132
UBS Group AG
2.859% due 08/15/2023 ●		2,100	2,134
4.125% due 09/24/2025		400	435
4.125% due 04/15/2026		36,300	39,471
UDR, Inc. 3.500% due 07/01/2027		3,323	3,490
UniCredit SpA
6.572% due 01/14/2022		16,950	18,203
7.830% due 12/04/2023		69,950	81,621
Ventas Realty LP
4.400% due 01/15/2029		1,900	2,094
4.875% due 04/15/2049		5,800	6,821
VEREIT Operating Partnership LP
3.100% due 12/15/2029		4,000	3,933
3.950% due 08/15/2027		11,848	12,455
Vonovia Finance BV 5.000% due 10/02/2023		2,200	2,366
Voya Financial, Inc. 4.700% due 01/23/2048 ●		8,300	8,327
Washington Prime Group LP 6.450% due 08/15/2024 (i)		28,575	26,420
WEA Finance LLC
3.150% due 04/05/2022		2,100	2,147
4.750% due 09/17/2044		1,309	1,520
Wells Fargo & Co.
2.879% due 10/30/2030 ●		32,000	32,215
3.000% due 04/22/2026		25,600	26,318
3.196% due 06/17/2027 ●		11,205	11,625
3.300% due 09/09/2024		2,000	2,098
3.584% due 05/22/2028 ●		34,600	36,771
3.750% due 01/24/2024		7,100	7,504
4.900% due 11/17/2045		700	855
5.375% due 02/07/2035		4,900	6,280
5.375% due 11/02/2043		28,425	36,454
5.606% due 01/15/2044		200	263

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

Wells Fargo Bank N.A.
3.550% due 08/14/2023	4,000	4,193
5.850% due 02/01/2037	5,901	7,811
5.950% due 08/26/2036	800	1,065
6.600% due 01/15/2038	22,877	33,166
Welltower, Inc.
4.950% due 09/01/2048	6,200	7,434
6.500% due 03/15/2041	29,850	40,420
Weyerhaeuser Co.
6.875% due 12/15/2033	14,477	19,211
6.950% due 10/01/2027	4,500	5,692
7.375% due 03/15/2032	144,587	200,350
7.950% due 03/15/2025	850	1,045
Willis North America, Inc. 3.875% due 09/15/2049	4,450	4,445
WP Carey, Inc.
3.850% due 07/15/2029	2,100	2,217
4.000% due 02/01/2025	1,600	1,679
XLIT Ltd. 5.500% due 03/31/2045	12,450	15,814
		5,846,858
INDUSTRIALS 40.5%
AbbVie, Inc.
4.300% due 05/14/2036	23,400	25,901
4.400% due 11/06/2042	44,212	47,810
4.450% due 05/14/2046	33,650	35,998
4.500% due 05/14/2035	25,127	28,481
4.700% due 05/14/2045	32,100	35,977
Abu Dhabi Crude Oil Pipeline LLC 4.600% due 11/02/2047	7,900	9,149
Activision Blizzard, Inc. 4.500% due 06/15/2047	7,455	8,514
Adani Ports & Special Economic Zone Ltd.
3.375% due 07/24/2024	13,700	13,791
4.375% due 07/03/2029	2,200	2,286
ADT Security Corp. 4.875% due 07/15/2032	54,830	50,445
AEP Transmission Co. LLC
3.150% due 09/15/2049	6,000	5,801
3.750% due 12/01/2047	1,100	1,182
Aetna, Inc. 4.750% due 03/15/2044	50	56
Air Canada Pass-Through Trust 4.125% due 11/15/2026	13,269	14,127
Alcon Finance Corp.
3.000% due 09/23/2029	500	509
3.800% due 09/23/2049	1,400	1,471
Alibaba Group Holding Ltd.
3.600% due 11/28/2024	14,000	14,743
4.200% due 12/06/2047	12,200	13,533
Allergan Funding SCS
4.550% due 03/15/2035	14,400	15,732
4.850% due 06/15/2044	51,900	56,497
Altria Group, Inc.
3.875% due 09/16/2046	12,080	11,223
4.400% due 02/14/2026	1,300	1,412
5.950% due 02/14/2049	25,500	30,875
6.200% due 02/14/2059	17,500	20,819
Amazon.com, Inc.
4.250% due 08/22/2057	38,800	47,224
4.950% due 12/05/2044	475	622
American Airlines Pass-Through Trust
3.000% due 04/15/2030	610	624
3.200% due 12/15/2029	5,020	5,175
3.375% due 11/01/2028	8,086	8,404
3.500% due 08/15/2033	3,900	4,001
3.600% due 04/15/2031	3,542	3,602
3.700% due 04/01/2028	4,214	4,441
4.000% due 01/15/2027	4,372	4,584
4.375% due 04/01/2024	510	525
Amgen, Inc.
4.400% due 05/01/2045	1,000	1,124
4.563% due 06/15/2048	11,574	13,438
4.663% due 06/15/2051	143,813	169,155
4.950% due 10/01/2041	4,650	5,535
Anheuser-Busch Cos. LLC
4.700% due 02/01/2036	100,000	115,512
4.900% due 02/01/2046	151,210	179,103
Anheuser-Busch InBev Worldwide, Inc.
3.750% due 07/15/2042	300	310
4.375% due 04/15/2038	11,300	12,684
4.439% due 10/06/2048	16,601	18,634
4.600% due 04/15/2048	7,282	8,299
4.750% due 01/23/2029	4,297	4,978

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

4.750% due 04/15/2058	23,800	27,785
4.900% due 01/23/2031	2,666	3,174
4.950% due 01/15/2042	3,900	4,613
5.450% due 01/23/2039	12,150	15,280
5.550% due 01/23/2049	14,605	18,947
5.800% due 01/23/2059	54,000	73,604
Anthem, Inc.
3.700% due 09/15/2049	5,400	5,398
4.375% due 12/01/2047	27,800	30,648
4.550% due 03/01/2048	9,700	10,961
4.625% due 05/15/2042	9,300	10,486
4.650% due 01/15/2043	2,605	2,937
5.100% due 01/15/2044	13,244	15,830
AP Moller - Maersk A/S 3.750% due 09/22/2024	3,900	4,014
Apache Corp. 5.100% due 09/01/2040	850	865
Apple, Inc.
2.950% due 09/11/2049	51,200	49,727
3.750% due 09/12/2047	31,100	34,583
3.850% due 08/04/2046	73,395	82,956
4.250% due 02/09/2047	19,576	23,399
4.375% due 05/13/2045	2,400	2,904
Applied Materials, Inc. 4.350% due 04/01/2047	2,400	2,896
Aptiv PLC 5.400% due 03/15/2049	20,000	22,692
Arconic, Inc. 5.900% due 02/01/2027	1,900	2,178
Arrow Electronics, Inc. 4.500% due 03/01/2023	2,100	2,217
AstraZeneca PLC 4.375% due 11/16/2045	1,400	1,630
Bacardi Ltd.
4.700% due 05/15/2028	5,200	5,666
5.150% due 05/15/2038	18,440	20,826
5.300% due 05/15/2048	28,300	32,839
Baker Hughes a GE Co. LLC 5.125% due 09/15/2040	6,800	8,006
Barrick North America Finance LLC 5.700% due 05/30/2041	9,900	12,202
BAT Capital Corp.
4.390% due 08/15/2037	12,200	12,350
4.540% due 08/15/2047	23,333	23,440
Bayer U.S. Finance LLC
2.750% due 07/15/2021	5,985	6,021
2.904% (US0003M + 1.010%) due 12/15/2023 ~	1,050	1,057
3.000% due 10/08/2021	1,900	1,924
3.875% due 12/15/2023	5,000	5,248
4.200% due 07/15/2034	18,043	18,710
4.375% due 12/15/2028	8,100	8,838
4.625% due 06/25/2038	900	978
4.875% due 06/25/2048 (i)	27,000	30,916
Becton Dickinson and Co. 4.875% due 05/15/2044	8,013	9,271
Biogen, Inc. 5.200% due 09/15/2045	6,400	7,719
Boeing Co. 3.750% due 02/01/2050	5,000	5,314
Boston Scientific Corp.
7.000% due 11/15/2035	43,837	61,765
7.375% due 01/15/2040	42,000	64,038
Braskem America Finance Co. 7.125% due 07/22/2041	8,580	9,854
Bristol-Myers Squibb Co.
3.250% due 08/15/2022	2,816	2,909
3.900% due 02/20/2028	1,500	1,653
4.250% due 10/26/2049	39,500	46,811
4.350% due 11/15/2047	17,664	21,066
4.550% due 02/20/2048	1,100	1,347
4.625% due 05/15/2044	5,341	6,472
5.000% due 08/15/2045	5,917	7,586
British Airways Pass-Through Trust
3.300% due 06/15/2034	21,398	22,214
3.350% due 12/15/2030	1,900	1,959
Broadcom Corp.
2.650% due 01/15/2023	28,383	28,547
3.000% due 01/15/2022	39,704	40,288
3.875% due 01/15/2027	51,800	53,797
Broadcom, Inc. 3.125% due 10/15/2022	31,000	31,576
Buckeye Partners LP 5.600% due 10/15/2044	3,800	3,325
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042	38,950	45,225
4.450% due 03/15/2043	69,500	81,351

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

4.900% due 04/01/2044	3,300	4,109
5.050% due 03/01/2041	11,900	14,735
5.750% due 05/01/2040	15,720	21,205
Cameron LNG LLC
3.302% due 01/15/2035	4,300	4,341
3.402% due 01/15/2038	16,300	16,351
Campbell Soup Co.
3.800% due 08/02/2042	100	98
3.950% due 03/15/2025	2,200	2,343
4.150% due 03/15/2028	4,000	4,341
4.800% due 03/15/2048	400	463
Canadian Pacific Railway Co. 6.125% due 09/15/2115	46,358	67,889
Celeo Redes Operacion Chile S.A. 5.200% due 06/22/2047	3,809	4,189
Celulosa Arauco y Constitucion S.A. 5.500% due 11/02/2047	9,000	9,373
Cenovus Energy, Inc.
5.250% due 06/15/2037	7,515	8,325
5.400% due 06/15/2047	7,600	8,869
6.750% due 11/15/2039	16,900	21,519
CenterPoint Energy Resources Corp. 4.100% due 09/01/2047	2,000	2,095
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021	11,000	10,976
2.362% due 05/28/2021	18,500	18,539
2.451% (US0003M + 0.560%) due 11/02/2021 ~	2,000	2,003
Charter Communications Operating LLC
3.750% due 02/15/2028	1,800	1,867
4.200% due 03/15/2028	1,900	2,025
4.464% due 07/23/2022	2,375	2,496
4.500% due 02/01/2024	9,100	9,792
4.800% due 03/01/2050	41,200	43,368
5.050% due 03/30/2029	10,025	11,369
5.125% due 07/01/2049	42,000	45,652
5.375% due 05/01/2047	49,200	55,134
5.750% due 04/01/2048	14,200	16,564
6.384% due 10/23/2035	29,881	37,689
6.484% due 10/23/2045	38,419	47,981
China Resources Gas Group Ltd. 4.500% due 04/05/2022	5,434	5,667
Cigna Corp. 2.891% (US0003M + 0.890%) due 07/15/2023 ~	4,600	4,628
Citrix Systems, Inc. 4.500% due 12/01/2027	4,100	4,442
Colorado Interstate Gas Co. LLC 6.850% due 06/15/2037	10,900	13,055
Comcast Corp.
2.650% due 02/01/2030	2,000	2,008
3.200% due 07/15/2036	1,300	1,329
3.450% due 02/01/2050	50,000	51,223
3.969% due 11/01/2047	57,110	62,907
3.999% due 11/01/2049	143,797	159,968
4.000% due 03/01/2048	12,260	13,612
4.500% due 01/15/2043	2,600	3,054
4.600% due 10/15/2038	5,400	6,434
4.650% due 07/15/2042	46,600	56,016
4.700% due 10/15/2048	10,000	12,326
4.750% due 03/01/2044	1,600	1,947
5.650% due 06/15/2035	5,900	7,757
7.050% due 03/15/2033	6,875	9,850
CommonSpirit Health
3.347% due 10/01/2029	8,000	8,054
4.187% due 10/01/2049	2,100	2,102
Conagra Brands, Inc.
3.250% due 09/15/2022	1,904	1,950
4.300% due 05/01/2024	7,593	8,176
4.600% due 11/01/2025	6,541	7,224
5.300% due 11/01/2038	7,431	8,821
5.400% due 11/01/2048	10,300	12,563
7.000% due 10/01/2028	1,800	2,269
Constellation Brands, Inc.
4.100% due 02/15/2048	10,200	10,658
4.500% due 05/09/2047	8,100	8,829
5.250% due 11/15/2048	3,500	4,251
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	4,620	4,882
Continental Resources, Inc. 4.900% due 06/01/2044	16,600	17,621
Corning, Inc. 5.450% due 11/15/2079	5,400	5,923
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042	2,000	2,094
4.500% due 08/01/2047 (i)	28,470	31,169
5.625% due 10/18/2043	2,200	2,762

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

Cox Communications, Inc.
4.500% due 06/30/2043	21,841	22,749
4.600% due 08/15/2047 (i)	3,010	3,338
4.700% due 12/15/2042	12,190	13,208
4.800% due 02/01/2035	15,800	17,495
CRH America Finance, Inc.
4.400% due 05/09/2047	2,700	2,862
4.500% due 04/04/2048	9,490	10,347
CVS Health Corp. 5.050% due 03/25/2048 (i)	20,000	23,667
CVS Pass-Through Trust
4.163% due 08/11/2036	9,341	9,559
5.773% due 01/10/2033	1,199	1,352
5.880% due 01/10/2028	3,191	3,521
5.926% due 01/10/2034	27,639	32,212
6.036% due 12/10/2028	1,415	1,580
6.943% due 01/10/2030	28,599	33,489
7.507% due 01/10/2032	72,214	89,268
8.353% due 07/10/2031	13,503	17,216
D.R. Horton, Inc. 4.375% due 09/15/2022	800	839
Dell International LLC
4.900% due 10/01/2026	17,200	18,935
5.300% due 10/01/2029	38,900	43,841
5.450% due 06/15/2023	32,130	34,850
6.020% due 06/15/2026	78,400	90,236
8.100% due 07/15/2036	19,700	25,891
8.350% due 07/15/2046	37,150	51,137
Deutsche Telekom International Finance BV
4.750% due 06/21/2038	8,400	9,612
8.750% due 06/15/2030	70,000	102,804
9.250% due 06/01/2032	250	397
Discovery Communications LLC
3.300% due 05/15/2022	300	308
4.950% due 05/15/2042	800	887
5.000% due 09/20/2037	3,500	3,953
5.200% due 09/20/2047	21,300	24,797
Dominion Energy Gas Holdings LLC
4.600% due 12/15/2044	4,115	4,587
4.800% due 11/01/2043	800	914
DP World Crescent Ltd. 4.848% due 09/26/2028	1,000	1,099
DP World PLC
5.625% due 09/25/2048	22,800	26,417
6.850% due 07/02/2037	33,320	43,960
Ecopetrol S.A. 7.375% due 09/18/2043	25,700	34,848
El Paso Natural Gas Co. LLC 8.375% due 06/15/2032	25,670	35,803
Enbridge Energy Partners LP
5.500% due 09/15/2040	3,000	3,566
7.375% due 10/15/2045	19,792	29,524
Enbridge, Inc.
3.700% due 07/15/2027	400	424
4.500% due 06/10/2044	10,948	12,093
Encana Corp.
5.150% due 11/15/2041	1,581	1,594
7.200% due 11/01/2031	11,096	13,565
7.375% due 11/01/2031	4,600	5,607
Energy Transfer Operating LP
3.600% due 02/01/2023	4,256	4,359
4.250% due 03/15/2023	8,906	9,304
4.900% due 03/15/2035	21,073	22,129
5.150% due 02/01/2043	26,385	27,109
5.150% due 03/15/2045	42,286	44,471
5.300% due 04/15/2047	20,590	21,957
6.050% due 06/01/2041	1,500	1,693
6.125% due 12/15/2045	33,400	38,693
6.625% due 10/15/2036	11,177	13,280
Energy Transfer Partners LP 5.000% due 10/01/2022	900	955
EnLink Midstream Partners LP 5.450% due 06/01/2047	13,800	11,179
Entergy Louisiana LLC
4.200% due 09/01/2048	1,410	1,629
5.000% due 07/15/2044	4,300	4,603
Enterprise Products Operating LLC
3.125% due 07/31/2029	9,980	10,261
4.200% due 01/31/2050	13,068	14,039
4.450% due 02/15/2043	92,745	101,985
4.800% due 02/01/2049	3,575	4,193
4.850% due 08/15/2042	11,300	13,112
4.850% due 03/15/2044	42,362	49,207
4.875% due 08/16/2077 ●	9,200	9,099
4.950% due 10/15/2054	500	576
5.100% due 02/15/2045	31,665	37,922

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

5.250% due 08/16/2077 ●	18,400	18,648
5.700% due 02/15/2042	5,600	7,221
5.750% due 03/01/2035	13,761	16,575
5.950% due 02/01/2041	7,663	9,881
6.125% due 10/15/2039	5,000	6,537
6.450% due 09/01/2040	4,995	6,785
7.550% due 04/15/2038	2,850	4,130
EQM Midstream Partners LP 4.000% due 08/01/2024	7,100	6,908
EQT Corp. 3.900% due 10/01/2027 (i)	9,255	8,664
ERAC USA Finance LLC 7.000% due 10/15/2037	9,200	13,004
FedEx Corp.
3.875% due 08/01/2042	765	738
4.550% due 04/01/2046	18,300	18,800
4.750% due 11/15/2045	6,250	6,573
4.950% due 10/17/2048	12,000	13,100
5.100% due 01/15/2044	14,941	16,380
Fiserv, Inc. 4.400% due 07/01/2049	25,000	28,412
Ford Motor Co.
4.750% due 01/15/2043	1,100	975
8.900% due 01/15/2032	9,209	11,458
9.980% due 02/15/2047	4,525	6,459
Fortune Brands Home & Security, Inc.
3.250% due 09/15/2029	2,800	2,834
4.000% due 06/15/2025	24,600	26,359
GATX Corp. 5.200% due 03/15/2044	1,500	1,728
General Electric Co.
4.125% due 10/09/2042	3,334	3,432
5.875% due 01/14/2038	24,551	29,747
6.150% due 08/07/2037	744	922
6.750% due 03/15/2032	1,289	1,655
6.875% due 01/10/2039	7,868	10,483
General Mills, Inc. 4.550% due 04/17/2038	3,200	3,706
General Motors Co.
5.150% due 04/01/2038	15,200	15,542
5.400% due 04/01/2048	1,760	1,821
Georgia-Pacific LLC 7.750% due 11/15/2029	1,600	2,264
Gilead Sciences, Inc.
4.750% due 03/01/2046	7,700	9,246
4.800% due 04/01/2044	2,700	3,240
Glencore Finance Canada Ltd.
4.950% due 11/15/2021	7,800	8,159
5.550% due 10/25/2042	10,430	11,079
6.900% due 11/15/2037	100	122
Global Payments, Inc.
3.200% due 08/15/2029	2,400	2,453
4.150% due 08/15/2049	4,400	4,713
Globo Comunicacao e Participacoes S.A.
4.843% due 06/08/2025	8,600	8,896
5.125% due 03/31/2027	1,300	1,352
GNL Quintero S.A. 4.634% due 07/31/2029	5,000	5,321
Gold Fields Orogen Holdings BVI Ltd. 4.875% due 10/07/2020	3,672	3,731
GTL Trade Finance, Inc. 7.250% due 04/16/2044	5,200	6,596
GTP Acquisition Partners LLC 3.482% due 06/15/2050	7,500	7,705
Halliburton Co.
4.850% due 11/15/2035	10,400	11,760
5.000% due 11/15/2045	1,700	1,941
6.700% due 09/15/2038	1,130	1,496
7.450% due 09/15/2039	21,739	31,365
HCA, Inc.
4.500% due 02/15/2027	8,800	9,495
4.750% due 05/01/2023	6,500	6,964
5.500% due 06/15/2047	17,662	20,276
Heineken NV
4.000% due 10/01/2042	3,066	3,286
4.350% due 03/29/2047	17,000	19,033
Hess Corp.
6.000% due 01/15/2040	9,135	10,789
7.300% due 08/15/2031	2,129	2,711
Home Depot, Inc. 4.400% due 03/15/2045	10,850	12,947
Humana, Inc.
3.950% due 03/15/2027	900	968
3.950% due 08/15/2049	10,200	10,701
4.800% due 03/15/2047	8,200	9,597
8.150% due 06/15/2038	1,000	1,467

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

Huntsman International LLC 5.125% due 11/15/2022	18,051	19,284
IHS Markit Ltd.
4.250% due 05/01/2029	7,700	8,307
5.000% due 11/01/2022	9,301	9,922
Imperial Brands Finance PLC
3.500% due 02/11/2023	200	205
3.500% due 07/26/2026	7,800	7,848
3.875% due 07/26/2029	7,100	7,166
4.250% due 07/21/2025	19,615	20,696
Intel Corp. 4.100% due 05/11/2047	2,065	2,395
International Flavors & Fragrances, Inc.
4.375% due 06/01/2047	1,500	1,561
5.000% due 09/26/2048	10,000	11,336
International Paper Co.
4.350% due 08/15/2048	6,900	7,337
4.400% due 08/15/2047	6,800	7,273
4.800% due 06/15/2044	12,450	13,666
6.000% due 11/15/2041	7,400	9,229
8.700% due 06/15/2038	9,455	13,977
Interpublic Group of Cos., Inc. 5.400% due 10/01/2048	5,200	6,373
Japan Tobacco, Inc. 2.000% due 04/13/2021	4,100	4,092
JB Hunt Transport Services, Inc. 3.300% due 08/15/2022	2,100	2,163
Juniper Networks, Inc. 5.950% due 03/15/2041	46,478	54,066
Kaiser Foundation Hospitals 4.150% due 05/01/2047	12,600	14,385
Kansas City Southern
4.300% due 05/15/2043	5,000	5,456
4.700% due 05/01/2048	19,600	22,956
4.950% due 08/15/2045	24,795	29,410
Keurig Dr Pepper, Inc.
4.597% due 05/25/2028	3,700	4,157
4.985% due 05/25/2038	14,200	16,781
5.085% due 05/25/2048	7,300	8,804
Kinder Morgan Energy Partners LP
4.700% due 11/01/2042	10,709	11,497
5.000% due 08/15/2042	5,500	6,027
5.000% due 03/01/2043	34,835	38,367
5.625% due 09/01/2041	1,700	1,986
5.800% due 03/15/2035	10,942	13,244
6.375% due 03/01/2041	10,715	13,507
6.500% due 02/01/2037	12,219	15,257
6.500% due 09/01/2039	36,840	46,776
6.550% due 09/15/2040	30,300	38,689
6.950% due 01/15/2038	8,500	11,252
7.400% due 03/15/2031	5,000	6,537
7.500% due 11/15/2040	22,967	31,764
Kinder Morgan, Inc.
5.300% due 12/01/2034	1,365	1,607
7.800% due 08/01/2031	2,000	2,751
Kraft Heinz Foods Co.
4.375% due 06/01/2046	250	246
5.000% due 06/04/2042	13,250	14,151
5.200% due 07/15/2045	1,000	1,085
6.375% due 07/15/2028	650	776
6.500% due 02/09/2040	98,198	119,148
6.750% due 03/15/2032	5,025	6,324
6.875% due 01/26/2039	3,900	4,880
7.125% due 08/01/2039	36,043	46,159
L3Harris Technologies, Inc. 4.854% due 04/27/2035	2,150	2,537
Laboratory Corp. of America Holdings 4.700% due 02/01/2045	1,200	1,349
LafargeHolcim Finance U.S. LLC 4.750% due 09/22/2046	4,300	4,420
Las Vegas Sands Corp.
2.900% due 06/25/2025	2,800	2,835
3.200% due 08/08/2024	2,900	2,994
3.500% due 08/18/2026	131,600	135,439
3.900% due 08/08/2029	24,550	25,655
Latam Airlines Pass-Through Trust 4.200% due 08/15/2029	2,959	3,055
Lockheed Martin Corp.
3.600% due 03/01/2035	2,500	2,733
4.500% due 05/15/2036	2,100	2,489
Lowe’s Cos., Inc. 4.050% due 05/03/2047	7,940	8,565
Macmillan Bloedel Pembroke LP 7.700% due 02/15/2026	8,555	10,544
Marathon Oil Corp.
5.200% due 06/01/2045	5,000	5,810

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

6.600% due 10/01/2037	3,700	4,714
Marvell Technology Group Ltd. 4.875% due 06/22/2028	15,500	17,121
Masco Corp.
4.375% due 04/01/2026	5,400	5,835
4.500% due 05/15/2047	15,147	15,271
5.950% due 03/15/2022	5,871	6,308
6.500% due 08/15/2032	3,614	4,442
7.750% due 08/01/2029	2,539	3,299
Massachusetts Institute of Technology 5.600% due 07/01/2111	1,668	2,570
McDonald’s Corp. 3.625% due 09/01/2049	11,800	12,017
Medtronic, Inc. 4.625% due 03/15/2045	3,123	3,927
Merck & Co., Inc. 4.000% due 03/07/2049	13,000	15,219
Micron Technology, Inc.
4.663% due 02/15/2030	30,500	33,597
5.327% due 02/06/2029	18,400	21,111
Microsoft Corp.
3.700% due 08/08/2046	59,071	66,702
3.750% due 02/12/2045	1,300	1,476
4.500% due 02/06/2057	12,900	16,693
4.750% due 11/03/2055	6,700	8,973
Moody’s Corp.
4.875% due 12/17/2048	9,000	11,084
5.250% due 07/15/2044	4,144	5,249
Motorola Solutions, Inc. 5.500% due 09/01/2044	11,700	13,037
MPLX LP
3.500% due 12/01/2022	2,525	2,600
4.900% due 04/15/2058	19,120	19,469
5.200% due 03/01/2047	5,000	5,399
5.200% due 12/01/2047	2,100	2,239
Mylan NV
3.950% due 06/15/2026	6,100	6,358
5.250% due 06/15/2046	9,053	10,173
Mylan, Inc.
3.125% due 01/15/2023	700	710
4.200% due 11/29/2023	4,461	4,723
4.550% due 04/15/2028	3,745	4,030
5.200% due 04/15/2048	24,300	27,179
5.400% due 11/29/2043	1,900	2,104
NBCUniversal Media LLC
4.450% due 01/15/2043	32,900	38,362
5.950% due 04/01/2041	52,000	71,514
Newcrest Finance Pty. Ltd.
4.450% due 11/15/2021	4,300	4,456
5.750% due 11/15/2041	22,905	26,745
Newell Brands, Inc. 5.375% due 04/01/2036	2,309	2,499
Newmont Goldcorp Corp.
5.450% due 06/09/2044	33,900	42,170
6.250% due 10/01/2039	11,710	15,522
Norfolk Southern Corp.
3.942% due 11/01/2047	6,494	6,963
4.050% due 08/15/2052	8,710	9,571
5.100% due 08/01/2118	15,225	17,959
Northern Natural Gas Co.
4.100% due 09/15/2042	14,000	14,764
4.300% due 01/15/2049	17,200	19,367
Northwell Healthcare, Inc. 3.809% due 11/01/2049	8,600	8,652
Norwegian Air Shuttle ASA Pass-Through Trust 4.875% due 11/10/2029	10,121	9,868
NVR, Inc. 3.950% due 09/15/2022	5,000	5,209
NXP BV
3.875% due 09/01/2022	21,118	21,914
4.300% due 06/18/2029	3,200	3,462
4.625% due 06/15/2022	20,919	22,052
4.625% due 06/01/2023	28,016	29,955
5.350% due 03/01/2026	10,000	11,276
5.550% due 12/01/2028	2,200	2,573
Occidental Petroleum Corp.
2.900% due 08/15/2024	3,500	3,558
4.200% due 03/15/2048	3,400	3,372
4.300% due 08/15/2039	2,000	2,038
4.400% due 08/15/2049	5,900	6,083
4.500% due 07/15/2044	3,200	3,228
6.450% due 09/15/2036	10,816	13,281
7.000% due 11/15/2027	1,000	1,223
7.150% due 05/15/2028	14,050	17,463
7.500% due 05/01/2031	8,974	11,676
7.875% due 09/15/2031	2,400	3,220

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

7.950% due 06/15/2039	50,000	69,294
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/31/2020 (c)(e)	4,491	45
ONEOK Partners LP
6.125% due 02/01/2041	27,327	32,883
6.200% due 09/15/2043	47,644	60,265
6.650% due 10/01/2036	4,765	6,079
6.850% due 10/15/2037	8,494	10,815
Oracle Corp.
3.800% due 11/15/2037	8,405	9,178
3.850% due 07/15/2036	1,500	1,643
3.900% due 05/15/2035	325	362
4.000% due 07/15/2046	12,350	13,726
4.000% due 11/15/2047	66,210	74,004
4.125% due 05/15/2045	5,100	5,754
4.500% due 07/08/2044	1,400	1,662
Owens Corning
4.300% due 07/15/2047	27,981	26,532
4.400% due 01/30/2048	39,150	37,896
7.000% due 12/01/2036	246	307
Pacific National Finance Pty. Ltd.
4.625% due 09/23/2020	2,000	2,030
4.750% due 03/22/2028	14,885	16,060
6.000% due 04/07/2023	19,900	21,797
Packaging Corp. of America 4.050% due 12/15/2049	4,600	4,787
PeaceHealth Obligated Group 4.787% due 11/15/2048	2,200	2,704
Penske Truck Leasing Co. LP
3.375% due 02/01/2022	7,600	7,761
4.125% due 08/01/2023	2,143	2,262
4.250% due 01/17/2023	7,204	7,594
Pernod Ricard S.A. 4.250% due 07/15/2022	400	421
Pertamina Persero PT
6.000% due 05/03/2042	5,000	6,120
6.450% due 05/30/2044	5,700	7,346
Petroleos Mexicanos
5.625% due 01/23/2046	7,191	6,438
6.350% due 02/12/2048	125,896	121,922
6.500% due 03/13/2027	1,600	1,703
6.750% due 09/21/2047	103,726	104,277
6.840% due 01/23/2030	9,900	10,574
7.690% due 01/23/2050	43,624	47,758
Pfizer, Inc.
4.200% due 09/15/2048	600	703
4.300% due 06/15/2043	400	469
4.400% due 05/15/2044	6,900	8,228
5.600% due 09/15/2040	33,365	45,087
Philip Morris International, Inc.
3.875% due 08/21/2042	3,675	3,827
4.125% due 03/04/2043	2,575	2,764
4.250% due 11/10/2044	21,000	23,188
4.375% due 11/15/2041	12,700	14,073
4.875% due 11/15/2043	2,500	2,986
Pioneer Natural Resources Co. 7.200% due 01/15/2028	24,475	30,985
QVC, Inc.
4.375% due 03/15/2023	5,558	5,737
4.850% due 04/01/2024	11,400	11,945
5.125% due 07/02/2022	6,820	7,175
5.950% due 03/15/2043	30,655	28,711
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	5,000	5,727
6.332% due 09/30/2027	3,535	4,144
RELX Capital, Inc. 3.500% due 03/16/2023	2,570	2,672
Reynolds American, Inc.
5.850% due 08/15/2045	21,048	24,130
6.150% due 09/15/2043	10,920	12,818
Rockies Express Pipeline LLC
5.625% due 04/15/2020	8,500	8,605
7.500% due 07/15/2038	25,640	27,331
Rockwell Collins, Inc. 4.350% due 04/15/2047	4,500	5,292
Rogers Communications, Inc. 3.700% due 11/15/2049	4,000	4,043
Ryder System, Inc. 2.500% due 09/01/2022	1,060	1,065
S&P Global, Inc.
3.250% due 12/01/2049	5,000	5,113
4.500% due 05/15/2048	200	243
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	23,300	24,690
5.000% due 03/15/2027	36,700	40,388
5.625% due 03/01/2025	300	338

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

5.750% due 05/15/2024	8,950	9,983
5.875% due 06/30/2026	7,556	8,676
6.250% due 03/15/2022	6,500	6,983
Sands China Ltd.
5.125% due 08/08/2025	26,800	29,487
5.400% due 08/08/2028 (i)	14,000	15,820
Sasol Financing USA LLC 6.500% due 09/27/2028	11,200	12,453
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/2023	7,900	8,050
Siemens Financieringsmaatschappij NV
3.300% due 09/15/2046	1,500	1,517
4.200% due 03/16/2047	6,700	7,965
Southern Co.
4.250% due 07/01/2036	9,300	10,020
4.400% due 07/01/2046	19,705	21,821
Southern Natural Gas Co. LLC 8.000% due 03/01/2032	8,346	12,084
Spirit AeroSystems, Inc.
2.694% (US0003M + 0.800%) due 06/15/2021 ~	2,700	2,694
3.850% due 06/15/2026	2,400	2,445
4.600% due 06/15/2028	800	843
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029	5,482	5,727
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	5,005	5,056
5.152% due 09/20/2029	22,100	24,152
Standard Industries, Inc.
4.750% due 01/15/2028	18,600	19,108
5.000% due 02/15/2027	2,380	2,487
Starbucks Corp. 4.450% due 08/15/2049	2,000	2,316
Steel Dynamics, Inc. 3.450% due 04/15/2030	2,000	2,025
Suncor Energy, Inc. 6.500% due 06/15/2038	100	139
Sunoco Logistics Partners Operations LP
4.650% due 02/15/2022	2,000	2,085
4.950% due 01/15/2043	27,800	27,523
Suzano Austria GmbH
6.000% due 01/15/2029	13,600	15,373
7.000% due 03/16/2047	21,520	25,353
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023	1,200	1,258
Syngenta Finance NV
3.125% due 03/28/2022	1,500	1,514
4.441% due 04/24/2023	1,000	1,044
4.892% due 04/24/2025	7,450	7,974
5.676% due 04/24/2048	13,575	14,139
Takeda Pharmaceutical Co. Ltd.
4.400% due 11/26/2023	1,400	1,503
5.000% due 11/26/2028	4,000	4,658
Teck Resources Ltd. 6.125% due 10/01/2035	10,000	11,754
Telefonica Emisiones S.A.
4.665% due 03/06/2038	2,970	3,298
4.895% due 03/06/2048	20,230	23,133
5.213% due 03/08/2047	15,700	18,610
5.520% due 03/01/2049	8,700	10,899
7.045% due 06/20/2036	15,097	21,117
Tencent Holdings Ltd.
3.925% due 01/19/2038	2,000	2,110
3.975% due 04/11/2029	24,900	26,906
4.525% due 04/11/2049 (i)	3,000	3,506
Tennessee Gas Pipeline Co. LLC 7.625% due 04/01/2037	320	436
Tesco PLC 6.150% due 11/15/2037	1,795	2,102
Teva Pharmaceutical Finance Co. BV 2.950% due 12/18/2022	8,137	7,785
Teva Pharmaceutical Finance Netherlands BV 2.200% due 07/21/2021	389	377
Thomson Reuters Corp.
4.300% due 11/23/2023	22,700	24,358
5.650% due 11/23/2043	23,336	27,592
Time Warner Cable LLC
4.500% due 09/15/2042	18,500	18,905
5.500% due 09/01/2041	14,800	16,525
5.875% due 11/15/2040	5,000	5,736
6.550% due 05/01/2037	7,306	8,957
6.750% due 06/15/2039	52,495	66,633
7.300% due 07/01/2038	2,080	2,712
Time Warner Entertainment Co. LP
8.375% due 03/15/2023	1,128	1,332
8.375% due 07/15/2033	18,420	25,812

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

Topaz Solar Farms LLC 4.875% due 09/30/2039		6,084	6,319
Total Capital International S.A. 3.461% due 07/12/2049		15,000	15,771
Toyota Tsusho Corp. 3.625% due 09/13/2023		6,920	7,228
TransCanada PipeLines Ltd.
4.625% due 03/01/2034		2,000	2,287
4.875% due 05/15/2048		22,100	26,085
6.200% due 10/15/2037		3,484	4,546
7.250% due 08/15/2038		1,075	1,554
7.625% due 01/15/2039		10,020	15,024
Transcontinental Gas Pipe Line Co. LLC 5.400% due 08/15/2041		4,330	5,100
TTX Co. 4.600% due 02/01/2049		3,700	4,504
Tyson Foods, Inc.
4.550% due 06/02/2047		1,000	1,141
4.875% due 08/15/2034		950	1,129
5.100% due 09/28/2048		7,700	9,681
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		7,045	7,416
4.625% due 12/03/2026		2,655	2,869
7.125% due 04/22/2025		2,020	2,271
Union Pacific Corp.
3.550% due 08/15/2039		2,800	2,912
3.950% due 08/15/2059		3,100	3,256
4.100% due 09/15/2067		4,347	4,402
4.300% due 03/01/2049		14,600	16,841
4.375% due 11/15/2065		12,500	13,731
United Airlines Pass-Through Trust
3.100% due 01/07/2030		28,802	29,593
3.100% due 04/07/2030		3,785	3,840
3.450% due 01/07/2030		951	972
3.750% due 03/03/2028		5,957	6,289
4.000% due 10/11/2027		12,391	13,198
4.150% due 02/25/2033		6,536	7,065
4.300% due 02/15/2027		13,728	14,738
4.550% due 02/25/2033		15,536	16,814
United Technologies Corp. 4.450% due 11/16/2038		6,200	7,336
UnitedHealth Group, Inc.
3.500% due 08/15/2039		7,600	7,977
3.700% due 08/15/2049		9,000	9,667
3.750% due 10/15/2047		8,100	8,704
3.875% due 08/15/2059		6,400	6,907
4.625% due 11/15/2041		14,000	16,684
4.750% due 07/15/2045		10,099	12,416
5.800% due 03/15/2036		300	398
5.950% due 02/15/2041		4,700	6,375
6.625% due 11/15/2037		2,150	3,106
Vale Overseas Ltd.
6.250% due 08/10/2026		28,600	33,624
6.875% due 11/21/2036		22,806	29,726
6.875% due 11/10/2039		13,333	17,412
Vale S.A. 3.750% due 01/10/2023	EUR	8,000	9,760
Valero Energy Corp. 4.000% due 04/01/2029		$10,000	10,792
ViacomCBS, Inc.
4.850% due 07/01/2042		14,534	16,253
4.900% due 08/15/2044		4,027	4,552
7.875% due 07/30/2030		7,800	10,929
VMware, Inc. 3.900% due 08/21/2027		18,200	19,046
Walgreen Co. 4.400% due 09/15/2042		2,000	1,989
Walgreens Boots Alliance, Inc. 4.800% due 11/18/2044		1,700	1,721
Walmart, Inc. 3.950% due 06/28/2038		1,100	1,274
Walt Disney Co.
2.750% due 09/01/2049		16,900	15,942
4.750% due 09/15/2044		6,000	7,489
Waste Management, Inc. 4.000% due 07/15/2039		1,248	1,397
West Fraser Timber Co. Ltd. 4.350% due 10/15/2024		9,100	9,510
Western & Southern Life Insurance Co. 5.150% due 01/15/2049		13,800	16,344
Western Digital Corp. 4.750% due 02/15/2026		8,100	8,459
Western Midstream Operating LP 5.450% due 04/01/2044		2,600	2,302
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/2028		2,690	2,960

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

WestRock RKT LLC 4.000% due 03/01/2023		8,350	8,720
Whirlpool Corp. 5.150% due 03/01/2043		21,075	22,729
Williams Cos., Inc. 8.750% due 03/15/2032		2,610	3,751
Woodside Finance Ltd.
3.650% due 03/05/2025		500	518
4.500% due 03/04/2029		5,800	6,355
4.600% due 05/10/2021		1,100	1,126
WRKCo, Inc. 4.200% due 06/01/2032		9,830	10,776
Wynn Las Vegas LLC
4.250% due 05/30/2023		10,547	11,072
5.500% due 03/01/2025		54,700	58,734
Yara International ASA 4.750% due 06/01/2028		5,900	6,412
Zimmer Biomet Holdings, Inc.
2.653% (US0003M + 0.750%) due 03/19/2021 ~		6,100	6,101
4.250% due 08/15/2035		1,681	1,710
Zoetis, Inc.
3.950% due 09/12/2047		8,700	9,462
4.450% due 08/20/2048		7,500	8,711
4.700% due 02/01/2043		9,069	10,795
			9,360,534
UTILITIES 15.3%
AEP Texas, Inc. 4.150% due 05/01/2049		8,900	9,861
Alabama Power Co.
3.850% due 12/01/2042		2,950	3,138
4.300% due 07/15/2048		8,700	10,066
5.200% due 06/01/2041		200	244
Ameren Illinois Co.
3.250% due 03/15/2050		1,200	1,214
3.700% due 12/01/2047		3,700	3,966
American Transmission Systems, Inc. 5.000% due 09/01/2044		11,300	14,162
American Water Capital Corp.
3.750% due 09/01/2047		5,000	5,287
4.300% due 12/01/2042		8,700	9,709
6.593% due 10/15/2037		150	212
Appalachian Power Co.
4.400% due 05/15/2044		6,350	7,166
5.800% due 10/01/2035		2,176	2,673
6.375% due 04/01/2036		5,146	6,782
6.700% due 08/15/2037		3,600	4,913
7.000% due 04/01/2038		2,978	4,226
Arizona Public Service Co. 3.500% due 12/01/2049		4,300	4,333
AT&T, Inc.
3.150% due 09/04/2036	EUR	4,500	5,923
4.300% due 02/15/2030		$60,681	67,472
4.350% due 06/15/2045		51,977	56,047
4.500% due 03/09/2048		132,562	146,493
4.550% due 03/09/2049		111,412	123,562
4.750% due 05/15/2046		3,700	4,182
4.800% due 06/15/2044		113,800	129,683
4.850% due 03/01/2039		4,300	4,957
4.900% due 08/15/2037		9,279	10,677
5.150% due 03/15/2042		5,500	6,422
5.150% due 11/15/2046		44,925	53,726
5.150% due 02/15/2050		31,507	37,957
5.300% due 08/15/2058		20,490	25,074
5.350% due 09/01/2040		11,908	14,362
5.450% due 03/01/2047 (i)		25,238	31,308
6.000% due 08/15/2040		4,400	5,632
6.375% due 03/01/2041		22,200	29,411
8.750% due 11/15/2031		265	376
Atmos Energy Corp. 4.300% due 10/01/2048		20,000	23,400
Avangrid, Inc. 3.800% due 06/01/2029		4,000	4,243
Berkshire Hathaway Energy Co.
4.450% due 01/15/2049		18,290	21,730
4.500% due 02/01/2045		580	683
6.125% due 04/01/2036		10,154	13,993
BG Energy Capital PLC 5.125% due 10/15/2041		31,445	39,695
Boston Gas Co. 4.487% due 02/15/2042		7,784	8,870
British Telecommunications PLC 9.625% due 12/15/2030		23,435	36,015
British Transco International Finance BV 0.000% due 11/04/2021 (c)		1,950	1,874

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

Brooklyn Union Gas Co. 4.487% due 03/04/2049	7,500	8,612
CenterPoint Energy Houston Electric LLC 4.250% due 02/01/2049	5,700	6,696
Cleco Corporate Holdings LLC 4.973% due 05/01/2046	400	443
Cleco Power LLC 6.000% due 12/01/2040	18,175	22,740
Cleveland Electric Illuminating Co. 5.950% due 12/15/2036	7,000	8,820
CMS Energy Corp. 4.700% due 03/31/2043	5,437	6,126
CNOOC Finance Ltd.
3.000% due 05/09/2023	20,750	21,117
3.875% due 05/02/2022	10,900	11,270
CNOOC Nexen Finance ULC 4.250% due 04/30/2024	42,750	45,744
Connecticut Light & Power Co.
4.000% due 04/01/2048	1,300	1,490
4.300% due 04/15/2044	1,460	1,723
Consolidated Edison Co. of New York, Inc.
4.125% due 05/15/2049	18,110	20,543
4.200% due 03/15/2042	5,000	5,575
4.500% due 05/15/2058	23,060	26,757
4.625% due 12/01/2054	2,285	2,771
5.500% due 12/01/2039	4,900	6,287
5.700% due 06/15/2040	4,900	6,447
Consumers Energy Co.
4.050% due 05/15/2048	8,100	9,331
4.100% due 11/15/2045	2,150	2,382
4.350% due 04/15/2049	14,000	16,964
Dayton Power & Light Co. 3.950% due 06/15/2049	12,500	12,825
DTE Electric Co.
3.950% due 06/15/2042	500	529
4.300% due 07/01/2044	9,150	10,584
Duke Energy Carolinas LLC
3.200% due 08/15/2049	6,200	6,175
3.700% due 12/01/2047	15,355	16,584
3.750% due 06/01/2045	4,358	4,695
3.875% due 03/15/2046	934	1,035
3.950% due 03/15/2048	9,915	11,112
4.000% due 09/30/2042	3,500	3,903
4.250% due 12/15/2041	16,400	18,733
Duke Energy Corp.
3.750% due 09/01/2046	17,850	18,438
3.950% due 08/15/2047	4,670	4,939
4.200% due 06/15/2049	5,000	5,535
Duke Energy Florida LLC
4.200% due 07/15/2048	7,600	8,797
5.650% due 04/01/2040	7,400	9,818
Duke Energy Indiana LLC 4.900% due 07/15/2043	105	129
Duke Energy Progress LLC
3.600% due 09/15/2047	41,600	43,564
4.100% due 03/15/2043	6,026	6,745
E.ON International Finance BV 6.650% due 04/30/2038	3,020	4,083
Electricite de France S.A.
4.875% due 01/22/2044	9,140	10,480
4.950% due 10/13/2045	4,855	5,726
5.000% due 09/21/2048	16,300	19,413
6.000% due 01/22/2114	17,338	20,514
Emera U.S. Finance LP 4.750% due 06/15/2046	11,300	13,065
Enable Midstream Partners LP
4.400% due 03/15/2027	800	799
5.000% due 05/15/2044	21,573	19,788
Enel Finance International NV
3.625% due 05/25/2027	7,900	8,184
4.625% due 09/14/2025	4,500	4,909
4.750% due 05/25/2047	48,680	54,750
Eversource Energy 3.350% due 03/15/2026	2,838	2,923
Exelon Corp. 5.625% due 06/15/2035	7,000	8,664
Exelon Generation Co. LLC
5.600% due 06/15/2042	16,164	18,505
6.250% due 10/01/2039	13,115	15,817
FirstEnergy Transmission LLC
4.350% due 01/15/2025	10,846	11,652
5.450% due 07/15/2044	10,100	12,725
Florida Power & Light Co.
3.700% due 12/01/2047	18,800	20,494
3.950% due 03/01/2048	1,000	1,139
4.050% due 10/01/2044	4,200	4,783

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		19,650	20,487
6.000% due 11/27/2023		22,325	24,960
Gazprom OAO Via Gaz Capital S.A.
2.250% due 11/22/2024	EUR	3,900	4,658
3.125% due 11/17/2023		10,700	13,172
4.250% due 04/06/2024	GBP	12,600	18,117
5.150% due 02/11/2026		$24,500	27,314
5.999% due 01/23/2021		21,100	21,954
6.510% due 03/07/2022		36,075	39,221
Idaho Power Co. 4.850% due 08/15/2040		9,000	10,616
Indiana Michigan Power Co.
4.250% due 08/15/2048		5,000	5,713
4.550% due 03/15/2046		500	584
Interstate Power & Light Co. 6.250% due 07/15/2039		5,000	6,655
Jersey Central Power & Light Co. 6.150% due 06/01/2037		6,200	8,013
Kentucky Utilities Co.
4.375% due 10/01/2045		7,100	8,258
5.125% due 11/01/2040		14,500	17,987
Louisville Gas & Electric Co. 4.250% due 04/01/2049		7,900	9,101
Metropolitan Edison Co. 3.500% due 03/15/2023		1,900	1,964
MidAmerican Energy Co.
3.650% due 08/01/2048		5,000	5,398
4.250% due 07/15/2049		1,800	2,157
4.400% due 10/15/2044		500	589
5.800% due 10/15/2036		3,000	3,997
Midwest Connector Capital Co. LLC 4.625% due 04/01/2029		10,000	10,895
Mississippi Power Co. 4.250% due 03/15/2042		5,000	5,372
Monongahela Power Co. 5.400% due 12/15/2043		700	904
National Rural Utilities Cooperative Finance Corp. 4.400% due 11/01/2048		8,500	10,192
New York State Electric & Gas Corp. 3.300% due 09/15/2049		2,300	2,202
NextEra Energy Capital Holdings, Inc. 5.650% due 05/01/2079 ●		5,100	5,649
Niagara Mohawk Power Corp. 4.119% due 11/28/2042		3,850	4,185
NiSource, Inc.
3.950% due 03/30/2048		7,200	7,581
4.375% due 05/15/2047		11,100	12,295
5.650% due 02/01/2045		6,240	7,962
5.800% due 02/01/2042		6,723	8,418
Novatek OAO via Novatek Finance DAC 4.422% due 12/13/2022		22,300	23,428
NSTAR Electric Co. 4.400% due 03/01/2044		1,500	1,737
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^~		1,993	1,989
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(a)		7,037	3,855
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		1,397	1,376
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(a)		6,202	1,551
Oglethorpe Power Corp.
5.050% due 10/01/2048		30,000	35,285
5.250% due 09/01/2050		25,000	30,019
Ohio Edison Co.
6.875% due 07/15/2036		3,500	4,892
8.250% due 10/15/2038		1,000	1,559
Oklahoma Gas & Electric Co. 5.850% due 06/01/2040		4,000	5,127
Oncor Electric Delivery Co. LLC
3.100% due 09/15/2049		7,500	7,436
3.700% due 11/15/2028		2,400	2,626
4.100% due 11/15/2048		2,000	2,286
5.250% due 09/30/2040		15,100	19,349
5.300% due 06/01/2042		600	784
7.250% due 01/15/2033		3,400	4,906
7.500% due 09/01/2038		2,590	4,035
ONEOK, Inc.
4.000% due 07/13/2027		2,730	2,907
4.950% due 07/13/2047		4,900	5,396
5.200% due 07/15/2048		78,625	89,103
Orange S.A. 9.000% due 03/01/2031		11,250	17,412
Pacific Gas & Electric Co.
3.300% due 12/01/2027 ^(b)		4,100	4,110

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

3.750% due 08/15/2042 ^(b)		2,925	2,935
3.950% due 12/01/2047 ^(b)		7,200	7,163
4.250% due 03/15/2046 ^(b)		5,300	5,371
4.300% due 03/15/2045 ^(b)		3,700	3,768
4.450% due 04/15/2042 ^(b)		5,150	5,245
4.600% due 06/15/2043 ^(b)		85	87
4.650% due 08/01/2028 ^(b)		4,300	4,452
4.750% due 02/15/2044 ^(b)		5,000	5,151
5.125% due 11/15/2043 ^(b)		1,100	1,129
5.800% due 03/01/2037 ^(b)		3,334	3,484
PacifiCorp
4.125% due 01/15/2049		1,400	1,598
6.000% due 01/15/2039		1,500	2,055
PECO Energy Co.
4.150% due 10/01/2044		8,900	10,036
4.800% due 10/15/2043		1,185	1,438
Pennsylvania Electric Co. 6.150% due 10/01/2038		2,309	2,992
Perusahaan Listrik Negara PT 4.875% due 07/17/2049		11,200	12,162
Petrobras Global Finance BV 5.375% due 10/01/2029	GBP	13,100	19,300
Plains All American Pipeline LP
3.650% due 06/01/2022		$6,471	6,640
4.500% due 12/15/2026		4,650	4,952
5.150% due 06/01/2042		46,802	47,197
6.650% due 01/15/2037		1,425	1,683
6.700% due 05/15/2036		11,433	13,139
PPL Electric Utilities Corp.
3.000% due 10/01/2049		20,000	19,109
5.200% due 07/15/2041		5,500	6,886
Progress Energy, Inc.
6.000% due 12/01/2039		700	921
7.750% due 03/01/2031		13,091	18,422
Public Service Co. of Colorado
3.200% due 03/01/2050		9,500	9,542
3.950% due 03/15/2043		1,500	1,621
4.100% due 06/15/2048		4,000	4,609
Public Service Co. of New Hampshire 3.600% due 07/01/2049		4,700	5,020
Public Service Co. of Oklahoma 6.625% due 11/15/2037		1,135	1,568
Puget Sound Energy, Inc.
4.223% due 06/15/2048		5,400	6,213
5.764% due 07/15/2040		8,200	10,819
Rio Oil Finance Trust 9.750% due 01/06/2027		18,607	22,049
San Diego Gas & Electric Co.
3.750% due 06/01/2047		1,550	1,610
3.950% due 11/15/2041		1,968	1,997
4.100% due 06/15/2049		10,500	11,616
4.150% due 05/15/2048		12,140	13,344
4.500% due 08/15/2040		2,600	2,933
Saudi Electricity Global Sukuk Co.
5.060% due 04/08/2043		54,700	62,134
5.500% due 04/08/2044		37,700	45,375
Sempra Energy
3.250% due 06/15/2027		3,300	3,398
3.400% due 02/01/2028		1,000	1,036
4.000% due 02/01/2048		8,424	8,869
6.000% due 10/15/2039		15,145	19,633
Shell International Finance BV
3.625% due 08/21/2042		3,900	4,175
4.000% due 05/10/2046		400	456
4.125% due 05/11/2035		44,400	51,922
4.550% due 08/12/2043		11,450	13,967
Southern California Edison Co.
3.900% due 12/01/2041		42,994	42,765
3.900% due 03/15/2043		6,655	6,820
4.000% due 04/01/2047		75,700	79,584
4.050% due 03/15/2042		3,634	3,762
4.125% due 03/01/2048		16,291	17,380
4.500% due 09/01/2040		445	489
4.650% due 10/01/2043		21,765	24,663
5.750% due 04/01/2035		2,073	2,528
6.000% due 01/15/2034		900	1,108
6.050% due 03/15/2039		17,000	22,164
6.650% due 04/01/2029		6,995	8,425
Southern California Gas Co.
3.750% due 09/15/2042		4,900	5,131
3.950% due 02/15/2050		1,155	1,293
4.125% due 06/01/2048		10,000	11,114
4.300% due 01/15/2049		100	114
5.125% due 11/15/2040		1,300	1,591
Southern Co. Gas Capital Corp.
4.400% due 05/30/2047		11,010	12,168

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

5.875% due 03/15/2041	7,500	9,466
Southwestern Electric Power Co.
2.750% due 10/01/2026	900	901
3.850% due 02/01/2048	20,000	20,761
6.200% due 03/15/2040	14,340	18,879
Southwestern Public Service Co. 6.000% due 10/01/2036	2,000	2,529
Tampa Electric Co. 4.450% due 06/15/2049	20,000	23,673
Telefonica Europe BV 8.250% due 09/15/2030	18,950	27,206
Verizon Communications, Inc.
3.010% (US0003M + 1.100%) due 05/15/2025 ~	1,300	1,331
3.850% due 11/01/2042	16,560	17,870
4.016% due 12/03/2029	16,439	18,377
4.329% due 09/21/2028	1,600	1,815
4.522% due 09/15/2048	42,992	51,501
4.672% due 03/15/2055	123,984	153,160
4.862% due 08/21/2046	11,470	14,216
5.012% due 08/21/2054	22,600	29,096
5.250% due 03/16/2037	1,100	1,380
Virginia Electric & Power Co.
3.800% due 09/15/2047	7,900	8,537
4.600% due 12/01/2048	4,455	5,453
6.000% due 05/15/2037	400	540
Vodafone Group PLC
4.375% due 05/30/2028	5,000	5,541
4.875% due 06/19/2049	25,355	29,434
5.125% due 06/19/2059	26,700	31,454
5.250% due 05/30/2048	24,000	28,893
6.150% due 02/27/2037	668	862
6.250% due 11/30/2032	2,650	3,387
7.000% due 04/04/2079 ●	5,700	6,693
Wisconsin Electric Power Co.
4.300% due 10/15/2048	15,000	17,605
5.700% due 12/01/2036	220	290
Wisconsin Public Service Corp. 3.300% due 09/01/2049	3,100	3,106
		3,550,124
Total Corporate Bonds & Notes (Cost $16,827,381)		18,757,516
MUNICIPAL BONDS & NOTES 3.5%
CALIFORNIA 1.6%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010 7.046% due 12/01/2044	7,000	11,022
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009 6.263% due 04/01/2049	4,800	7,343
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	700	848
6.907% due 10/01/2050	28,895	46,707
7.043% due 04/01/2050	15,775	25,648
Burbank, California Water Revenue Bonds, (BABs), Series 2010 5.797% due 06/01/2040	2,220	3,114
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010 6.486% due 05/15/2049	4,500	6,279
California State General Obligation Bonds, (BABs), (AGM/CR Insured), Series 2010 6.875% due 11/01/2026	2,550	3,298
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	15,345	23,458
7.500% due 04/01/2034	4,840	7,295
7.550% due 04/01/2039	12,135	19,488
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040	7,575	12,144
7.950% due 03/01/2036	22,100	22,309
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035	9,010	12,873
California State University Revenue Bonds, (BABs), Series 2010 6.484% due 11/01/2041	2,000	2,830
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010 6.622% due 05/01/2040	10,000	14,506
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010 6.750% due 08/01/2049	17,985	29,573
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	15,400	20,905
7.618% due 08/01/2040	5,200	8,067
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010 6.603% due 07/01/2050	400	643
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010 5.516% due 07/01/2027	1,800	2,173
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010 5.713% due 06/01/2039	100	134
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	2,000	2,910

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010 7.168% due 07/01/2040	900	1,298
Northern California Power Agency Revenue Bonds, (BABs), Series 2010 7.311% due 06/01/2040	500	725
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010 6.400% due 02/01/2044	10,000	14,328
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010 7.148% due 03/01/2043	10,400	15,917
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009 6.583% due 05/15/2049	4,305	6,206
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010 6.548% due 05/15/2048	25,100	36,291
Riverside, California Electric Revenue Bonds, (BABs), Series 2010 7.605% due 10/01/2040	400	640
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010 6.138% due 05/01/2049	1,800	2,558
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010 7.750% due 09/01/2040	400	416
University of California Revenue Bonds, Series 2012 4.053% due 05/15/2041	5,000	5,532
		367,478
GEORGIA 0.3%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,376	3,204
6.655% due 04/01/2057	43,738	60,328
		63,532
ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010 6.200% due 12/01/2040	900	1,179
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040	16,400	22,176
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	5,855	7,227
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029	1,965	2,158
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009 6.832% due 02/01/2035	2,800	3,631
		36,371
INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009 6.596% due 02/01/2039	1,750	2,594
MASSACHUSETTS 0.0%
Massachusetts Port Authority Revenue Bonds, Series 2011 6.202% due 07/01/2031	3,500	4,273
NEW JERSEY 0.1%
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009 6.875% due 12/15/2039	500	501
New Jersey Turnpike Authority Revenue Bonds, (BABs), Series 2010 7.102% due 01/01/2041	15,005	22,911
		23,412
NEW MEXICO 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.406% due 08/01/2046	6,100	7,014
NEW YORK 0.7%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010 6.814% due 11/15/2040	18,085	25,711
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
5.467% due 05/01/2040	6,700	8,690
5.508% due 08/01/2037	800	1,016
5.572% due 11/01/2038	9,000	11,376
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009 5.427% due 03/15/2039	1,200	1,464
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	500	607
5.389% due 03/15/2040	200	252
New York State Dormitory Authority Revenue Bonds, Series 2010 5.051% due 09/15/2027	2,735	3,205
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009 5.770% due 03/15/2039	9,410	11,420
Port Authority of New York & New Jersey Revenue Bonds, Series 2010 5.647% due 11/01/2040	500	668

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

Port Authority of New York & New Jersey Revenue Bonds, Series 2011 4.926% due 10/01/2051	200	260
Port Authority of New York & New Jersey Revenue Bonds, Series 2012 4.458% due 10/01/2062	84,130	103,318
Port Authority of New York & New Jersey Revenue Bonds, Series 2014 5.310% due 08/01/2046	2,800	3,102
		171,089
OHIO 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009 6.449% due 02/15/2044	1,000	1,394
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	1,160	1,479
7.734% due 02/15/2033	7,325	10,550
8.084% due 02/15/2050	40,725	69,825
Ohio State University Revenue Bonds, Series 2011 4.800% due 06/01/2111	67	85
		83,333
PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	11,500	15,729
TEXAS 0.2%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009 7.088% due 01/01/2042	14,000	19,450
Texas Transportation Commission State Highway Fund Revenue Bonds, Series 2010 5.178% due 04/01/2030	16,000	19,276
		38,726
Total Municipal Bonds & Notes (Cost $614,255)		813,551
U.S. GOVERNMENT AGENCIES 11.6%
Freddie Mac
4.025% due 08/15/2032 ~	6	6
4.097% due 10/25/2052 ~	19,331	21,288
Ginnie Mae
4.500% due 09/15/2033	10	11
8.500% due 09/15/2030	4	4
Uniform Mortgage-Backed Security
2.500% due 11/01/2049	100	99
3.500% due 12/01/2042 - 04/01/2049	144,502	150,033
4.000% due 10/01/2040 - 08/01/2049	15,632	16,279
6.000% due 01/01/2023 - 06/01/2038	9	10
7.000% due 11/01/2026	7	8
8.500% due 08/01/2026	1	1
Uniform Mortgage-Backed Security, TBA
2.500% due 01/01/2050 - 02/01/2050	224,800	222,041
3.000% due 02/01/2050	948,100	960,393
3.500% due 01/01/2050 - 02/01/2050	1,244,900	1,279,966
4.000% due 01/01/2050 - 02/01/2050	24,000	24,964
Total U.S. Government Agencies (Cost $2,664,435)		2,675,103
U.S. TREASURY OBLIGATIONS 21.0%
U.S. Treasury Bonds
2.250% due 08/15/2046 (m)	13	13
2.250% due 08/15/2049 (i)	233,465	226,283
2.375% due 11/15/2049	1,607	1,600
2.500% due 02/15/2045 (i)(k)(m)	188,518	192,190
2.500% due 02/15/2046 (i)(k)	213,985	218,284
2.500% due 05/15/2046 (i)(k)(m)	342,000	348,871
2.750% due 11/15/2042 (i)	185,200	197,479
2.750% due 08/15/2047 (i)(k)	216,500	231,974
2.750% due 11/15/2047 (i)(k)(m)	100,512	107,694
2.875% due 05/15/2043 (i)(k)(m)	23,850	25,963
2.875% due 08/15/2045 (i)(k)	105,207	114,907
2.875% due 05/15/2049 (i)	902,411	993,822
3.000% due 05/15/2045 (i)(k)(m)	231,583	258,316
3.000% due 02/15/2048 (i)	12,108	13,600
3.000% due 08/15/2048 (i)(m)	312,064	351,159
3.000% due 02/15/2049 (i)	121,228	136,644
3.125% due 02/15/2043 (i)(k)(m)	196,900	223,126
3.125% due 05/15/2048 (i)	242,485	278,977
3.625% due 02/15/2044 (i)(k)	302,675	371,656
U.S. Treasury Inflation Protected Securities (d)
0.375% due 07/15/2025 (k)	71,623	73,096
0.375% due 01/15/2027 (k)	4,155	4,219
0.500% due 01/15/2028 (k)	1,012	1,039
0.625% due 01/15/2026 (k)	70,182	72,348
1.000% due 02/15/2049 (i)	80,025	89,009
1.750% due 01/15/2028 (k)	15,232	17,116

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

2.000% due 01/15/2026 (k)		18,930	21,047
2.375% due 01/15/2027 (k)		125,314	144,678
2.500% due 01/15/2029 (k)		25,291	30,489
3.875% due 04/15/2029 (k)		939	1,254
U.S. Treasury Notes
1.750% due 11/15/2029 (i)		118,668	116,800
Total U.S. Treasury Obligations (Cost $4,394,339)			4,863,653
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
1166 Avenue of the Americas Commercial Mortgage Trust 5.690% due 10/13/2037		20,220	23,097
BCAP LLC Trust
2.208% due 05/26/2035 ●		148	147
3.167% due 11/26/2046 ●		135	136
Countrywide Home Loan Mortgage Pass-Through Trust 2.452% due 02/25/2035 ●		15	15
HomeBanc Mortgage Trust 2.232% due 07/25/2035 ●		5,364	5,418
Merrill Lynch Mortgage Investors Trust
2.574% due 01/25/2029 ●		65	65
2.863% due 03/25/2028 ●		19	19
Natixis Commercial Mortgage Securities Trust 3.821% due 02/15/2039		9,900	10,574
Structured Adjustable Rate Mortgage Loan Trust 4.159% due 09/25/2034 ~		559	570
Towd Point Mortgage Funding PLC 1.820% due 10/20/2051 ●	GBP	11,378	15,160
Total Non-Agency Mortgage-Backed Securities (Cost $54,540)			55,201
ASSET-BACKED SECURITIES 0.7%
AASET U.S. Ltd. 3.844% due 01/16/2038		$14,975	15,020
AIM Aviation Finance Ltd. 4.213% due 02/15/2040 þ		11,693	11,690
Aircraft Certificate Owner Trust 7.001% due 09/20/2022		246	257
Business Jet Securities LLC 4.335% due 02/15/2033		3,928	3,973
Finance America Mortgage Loan Trust 2.662% due 11/25/2034 ●		9,193	9,179
JPMorgan Mortgage Acquisition Corp. 2.272% due 12/25/2035 ●		4,748	4,722
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042		6,502	6,574
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042		19,216	19,571
MAPS Ltd. 4.212% due 05/15/2043		9,067	9,232
METAL LLC 4.581% due 10/15/2042		16,390	16,535
Morgan Stanley ABS Capital, Inc. Trust 2.647% due 03/25/2034 ●		8,644	8,518
RBSSP Resecuritization Trust 1.868% due 11/26/2036 ●		1,386	1,372
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040		13,355	13,586
SBA Tower Trust 3.869% due 10/15/2049 þ		11,400	11,877
Sprite Ltd. 4.250% due 12/15/2037		10,062	10,286
START Ireland 4.089% due 03/15/2044		7,571	7,679
Structured Asset Securities Corp. Mortgage Loan Trust 2.792% due 08/25/2037 ●		309	311
Total Asset-Backed Securities (Cost $148,170)			150,382
SOVEREIGN ISSUES 3.5%
Brazil Government International Bond 5.000% due 01/27/2045		46,630	48,599
Colombia Government International Bond 6.125% due 01/18/2041		200	260
Israel Government International Bond 4.125% due 01/17/2048		13,300	15,436
Mexico Government International Bond
4.500% due 01/31/2050		27,431	29,708
4.600% due 02/10/2048 (i)		23,200	25,484
5.750% due 10/12/2110		1,550	1,839
6.050% due 01/11/2040		1,238	1,614
Peru Government International Bond
5.350% due 08/12/2040	PEN	29,100	8,857
5.400% due 08/12/2034		11,600	3,686
5.940% due 02/12/2029		143,300	48,794

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

6.150% due 08/12/2032		48,800	16,768
6.350% due 08/12/2028		181,000	63,426
6.900% due 08/12/2037		21,533	7,870
6.950% due 08/12/2031		95,500	34,821
8.200% due 08/12/2026		219,400	84,263
Qatar Government International Bond
3.875% due 04/23/2023		$700	740
4.000% due 03/14/2029		14,500	16,211
4.817% due 03/14/2049		4,000	4,962
5.103% due 04/23/2048		24,600	31,661
Russia Government International Bond
7.650% due 04/10/2030	RUB	9,423,900	167,565
8.500% due 09/17/2031		2,568,000	48,902
Saudi Government International Bond
3.250% due 10/26/2026		$8,900	9,233
4.000% due 04/17/2025		500	540
4.500% due 10/26/2046		46,700	51,827
4.625% due 10/04/2047		14,800	16,690
5.000% due 04/17/2049		15,400	18,442
South Africa Government International Bond
4.850% due 09/30/2029		7,300	7,318
5.750% due 09/30/2049		38,900	37,962
Uruguay Government International Bond 4.975% due 04/20/2055		5,100	6,027
Total Sovereign Issues (Cost $756,098)			809,505
		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co. 7.500%		20,200	29,290
Total Convertible Preferred Securities (Cost $24,500)			29,290
PREFERRED SECURITIES 3.1%
BANKING & FINANCE 2.8%
AgriBank FCB 6.875% (US0003M + 4.225%) due 01/01/2024 ~(e)		130,000	14,072
American Express Co. 4.900% due 03/15/2020 ●(e)		17,900,000	17,994
Bank of America Corp.
5.125% due 06/20/2024 ●(e)		9,998,000	10,588
5.875% due 03/15/2028 ●(e)		117,454,000	130,339
Bank of New York Mellon Corp. 4.950% due 06/20/2020 ●(e)		5,700,000	5,758
Charles Schwab Corp.
4.625% due 03/01/2022 ●(e)		3,000,000	3,099
5.000% due 12/01/2027 ●(e)		9,400,000	9,908
Depository Trust & Clearing Corp. 4.875% due 06/15/2020 ●(e)		15,000,000	15,153
First Union Capital 7.950% due 11/15/2029		1,000,000	1,360
HSBC Bank Capital Funding Sterling LP 5.844% due 11/05/2031 ●(e)		8,956,000	16,170
HSBC Capital Funding LP 10.176% due 06/30/2030 ●(e)		4,800,000	7,924
JPMorgan Chase & Co.
5.000% due 08/01/2024 ●(e)		900,000	937
5.229% (US0003M + 3.320%) due 04/01/2020 ~(e)		19,175,000	19,343
5.406% (US0003M + 3.470%) due 01/30/2020 ~(e)		29,187,000	29,494
6.000% due 08/01/2023 ●(e)		8,410,000	9,036
6.100% due 10/01/2024 ●(e)		81,200,000	88,672
6.125% due 04/30/2024 ●(e)		29,650,000	32,414
6.750% due 02/01/2024 ●(e)		26,742,000	30,218
MetLife Capital Trust 7.875% due 12/15/2067		11,690,000	15,625
MetLife, Inc.
5.250% due 06/15/2020 ●(e)		19,650,000	19,940
5.875% due 03/15/2028 ●(e)		6,800,000	7,576
Reinsurance Group of America, Inc. 6.200% (US0003M + 4.370%) due 09/15/2042 ~		258,700	7,174
State Street Corp.
5.625% due 12/15/2023 ●(e)		4,500,000	4,783
5.900% (US0003M + 3.108%) due 03/15/2024 ~(e)		52,750	1,449
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (e)		13,900,000	19,880
U.S. Bancorp 5.300% due 04/15/2027 ●(e)(i)		23,300,000	25,738

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

Wells Fargo & Co.
5.875% due 06/15/2025 ●(e)	3,400,000	3,785
5.900% due 06/15/2024 ●(e)	82,329,000	89,700
Wells Fargo Capital 5.950% due 12/01/2086	2,100,000	2,561
		640,690
INDUSTRIALS 0.2%
General Electric Co. 5.000% due 01/21/2021 ●(e)	38,582,000	37,848
NBCUniversal Enterprise, Inc. 5.250% due 03/19/2021 (e)	16,400,000	16,939
		54,787
UTILITIES 0.1%
CenterPoint Energy, Inc. 6.125% due 09/01/2023 ●(e)	13,900,000	14,709
DTE Energy Co. 5.250% due 12/01/2062	11,150	285
Entergy Arkansas LLC 4.750% due 06/01/2063	38,000	980
Entergy Louisiana LLC 4.700% due 06/01/2063	29,925	767
Entergy Texas, Inc. 5.625% due 06/01/2064	483,816	13,242
		29,983
Total Preferred Securities (Cost $670,729)		725,460
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (h) 0.0%		5,795
Total Short-Term Instruments (Cost $5,795)		5,795
Total Investments in Securities (Cost $26,564,584)		29,291,265
	SHARES
INVESTMENTS IN AFFILIATES 0.5%
SHORT-TERM INSTRUMENTS 0.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short-Term Floating NAV Portfolio III	10,773,057	106,578
Total Short-Term Instruments (Cost $106,567)		106,578
Total Investments in Affiliates (Cost $106,567)		106,578
Total Investments 127.1% (Cost $26,671,151)		$29,397,843
Financial Derivative Instruments (j)(l) (0.0)%(Cost or Premiums, net $19,005)		(2,505)
Other Assets and Liabilities, net (27.1)%		(6,265,581)
Net Assets 100.0%		$23,129,757

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$38,863	$39,870	0.17%
Norwegian Air Shuttle	4.110 – 4.250	06/24/2026	06/25/2014	45,304	44,071	0.19
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	24,000	25,686	0.11
				$108,167	$109,627	0.47%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$5,795	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(5,912)	$5,795	$5,795
Total Repurchase Agreements						$(5,912)	$5,795	$5,795

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BCY	0.850%	11/22/2019	TBD(3)	$(3,253)	$(3,256)
	1.850	11/01/2019	TBD(3)	(14,281)	(14,326)
BOM	1.830	10/24/2019	03/31/2020	(109,125)	(109,513)
	1.910	11/21/2019	02/21/2020	(238,750)	(239,282)
BOS	1.930	12/05/2019	01/03/2020	(227,725)	(228,067)
	2.000	11/19/2019	01/17/2020	(112,625)	(112,900)
BPS	1.200	12/09/2019	TBD(3)	(1,504)	(1,505)
BRC	0.250	12/26/2019	TBD(3)	(7,871)	(7,871)
	1.000	11/01/2019	TBD(3)	(9,080)	(9,096)
CIB	1.880	12/27/2019	01/06/2020	(39,112)	(39,125)
FOB	0.500	11/01/2019	TBD(3)	(2,200)	(2,202)
JPS	1.300	12/05/2019	01/15/2020	(75,368)	(75,444)
	1.500	12/12/2019	01/15/2020	(43,003)	(43,041)
	1.600	12/05/2019	TBD(3)	(10,537)	(10,550)
	2.000	11/19/2019	01/21/2020	(382,925)	(383,861)
NOM	1.700	11/01/2019	TBD(3)	(4,814)	(4,828)
	1.700	11/18/2019	TBD(3)	(9,047)	(9,066)
	1.700	12/11/2019	TBD(3)	(592)	(593)
	1.700	12/16/2019	TBD(3)	(1,793)	(1,794)
	1.850	11/01/2019	TBD(3)	(2,001)	(2,007)
NXN	1.850	11/05/2019	01/15/2020	(1,837,057)	(1,842,533)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

	1.850	11/22/2019	01/15/2020	(294,287)	(294,907)
	1.860	11/07/2019	01/16/2020	(272,778)	(273,568)
	1.860	11/12/2019	01/16/2020	(33,900)	(33,989)
RCY	1.870	11/07/2019	02/26/2020	(2,559)	(2,566)
	1.970	12/30/2019	01/13/2020	(2,247)	(2,248)
SAL	1.750	11/01/2019	TBD(3)	(5,011)	(5,026)
SCX	1.870	11/01/2019	01/29/2020	(133,911)	(134,343)
	1.880	11/08/2019	02/28/2020	(21,696)	(21,758)
	1.880	11/15/2019	02/28/2020	(137,442)	(137,787)
	1.890	11/04/2019	01/28/2020	(4,461)	(4,474)
Total Reverse Repurchase Agreements					$(4,051,526)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
GSC	2.150%	12/13/2019	01/13/2020	$(1,750)	$(1,753)
Total Sale-Buyback Transactions					$(1,753)
(i)	Securities with an aggregate market value of $3,991,797 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(4,712,415) at a weighted average interest rate of 2.261%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(1) of deferred price drop.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February 2020 Futures	$127.000	01/24/2020	806	$806	$(160)	$(76)
Call - CBOT U.S. Treasury 10-Year Note February 2020 Futures	129.000	01/24/2020	806	806	(231)	(214)
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	127.500	02/21/2020	846	846	(301)	(331)
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	130.500	02/21/2020	846	846	(343)	(145)
Total Written Options					$(1,035)	$(766)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-BTP Italy Government Bond March Futures	03/2020	220	$35,155	$(372)	$0	$(101)
Euro-Bund 10-Year Bond March Futures	03/2020	1,289	246,507	(4,187)	0	(1,620)
Euro-Schatz March Futures	03/2020	424	53,222	(34)	0	(26)
U.S. Treasury 30-Year Bond March Futures	03/2020	952	148,423	(3,305)	0	(327)
				$(7,898)	$0	$(2,074)

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond March Futures	03/2020	1,409	$(141,352)	$2,788	$741	$0
U.S. Treasury 2-Year Note March Futures	03/2020	1,032	(222,396)	165	0	(48)
U.S. Treasury 5-Year Note March Futures	03/2020	3,479	(412,642)	1,572	81	0
U.S. Treasury 10-Year Note March Futures	03/2020	1,166	(149,740)	1,291	128	0
U.S. Treasury 10-Year Ultra March Futures	03/2020	486	(68,382)	893	84	0
				$6,709	$1,034	$(48)
Total Futures Contracts				$(1,189)	$1,034	$(2,122)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Cox Communications, Inc.	(1.000)%	Quarterly	12/20/2020	0.054%	$17,200	$(354)	$189	$(165)	$0	$(1)
Dow Chemical Co.	(1.000)	Quarterly	12/20/2020	0.084	31,600	(783)	490	(293)	0	(1)
						$(1,137)	$679	$(458)	$0	$(2)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Arconic, Inc.	1.000%	Quarterly	03/20/2021	0.151%	$2,700	$29	$0	$29	$0	$(1)
Arconic, Inc.	1.000	Quarterly	06/20/2021	0.178	2,600	22	10	32	0	(1)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.127	7,600	173	(40)	133	1	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.181	3,900	83	12	95	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2023	0.218	7,600	149	55	204	0	(1)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2023	0.246	4,000	69	49	118	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2024	0.292	17,050	243	285	528	0	(7)
Canadian Natural Resources Ltd.	1.000	Quarterly	06/20/2022	0.203	7,800	95	59	154	0	(4)
Cardinal Health, Inc.	1.000	Quarterly	06/20/2024	0.897	2,200	(21)	31	10	0	(1)
Exelon Generation Co. LLC	1.000	Quarterly	06/20/2022	0.419	4,200	(2)	63	61	0	(1)
Ford Motor Co.	5.000	Quarterly	12/20/2021	0.407	500	87	(41)	46	0	0
Ford Motor Co.	5.000	Quarterly	06/20/2023	0.972	6,410	983	(106)	877	0	(7)
Ford Motor Co.	5.000	Quarterly	12/20/2023	1.138	5,300	1,179	(392)	787	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2020	0.347	2,600	(47)	64	17	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.652	13,200	(755)	935	180	0	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.766	10,700	(75)	186	111	0	(8)
General Electric Co.	1.000	Quarterly	12/20/2024	0.857	59,200	(730)	1,149	419	2	0
Goldman Sachs Group, Inc.	1.000	Quarterly	09/20/2020	0.175	7,800	139	(89)	50	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2020	0.193	20,000	371	(207)	164	0	0
International Lease Finance Corp.	5.000	Quarterly	12/20/2023	0.397	6,800	1,052	164	1,216	6	0
MetLife, Inc.	1.000	Quarterly	09/20/2021	0.146	11,000	269	(104)	165	0	(2)
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.157	13,750	340	(108)	232	0	0
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.213	16,550	400	(76)	324	0	(5)
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.251	15,500	356	(12)	344	0	(1)
Prudential Financial, Inc.	1.000	Quarterly	06/20/2021	0.141	7,300	167	(72)	95	0	(2)
Prudential Financial, Inc.	1.000	Quarterly	12/20/2024	0.523	17,700	272	136	408	1	0
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.262	14,800	229	95	324	0	(1)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

Telefonica Emisiones S.A.U.	1.000	Quarterly	12/20/2023	0.428	EUR	1,000	(2)	28	26	0	0
Toll Brothers Finance Corp.	1.000	Quarterly	03/20/2021	0.087		$5,700	121	(56)	65	0	0
Vodafone Group PLC	1.000	Quarterly	06/20/2024	0.498	EUR	9,600	91	157	248	0	(1)
							$5,287	$2,175	$7,462	$10	$(44)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
iTraxx Europe Main 31 5-Year Index	(1.000)%	Quarterly	06/20/2024	EUR	347,400	$(10,752)	$(243)	$(10,995)	$119	$0
iTraxx Europe Main 32 5-Year Index	(1.000)	Quarterly	12/20/2024		35,000	(1,043)	(62)	(1,105)	12	0
						$(11,795)	$(305)	$(12,100)	$131	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-27 5-Year Index	1.000%	Quarterly	06/20/2022	$8,148	$(236)	$183	$(53)	$0	$0
CDX.EM-28 5-Year Index	1.000	Quarterly	12/20/2022	11,349	(414)	340	(74)	0	(1)
CDX.EM-29 5-Year Index	1.000	Quarterly	06/20/2023	53,100	(2,407)	1,264	(1,143)	0	(2)
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023	405,300	(18,885)	9,039	(9,846)	9	0
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024	83,400	(3,874)	1,696	(2,178)	8	0
CDX.EM-32 5-Year Index	1.000	Quarterly	12/20/2024	116,500	(5,609)	1,736	(3,873)	19	0
CDX.IG-32 5-Year Index	1.000	Quarterly	06/20/2024	2,172,900	44,945	12,478	57,423	0	(182)
CDX.IG-33 5-Year Index	1.000	Quarterly	12/20/2024	2,548,500	52,083	14,926	67,009	0	(240)
CDX.IG-33 10-Year Index	1.000	Quarterly	12/20/2029	862,400	(1,445)	9,251	7,806	0	(341)
iTraxx Asia Ex-Japan 32 5-Year Index	1.000	Quarterly	12/20/2024	127,500	2,251	598	2,849	0	(6)
					$66,409	$51,511	$117,920	$36	$(772)
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.900%	Semi-Annual	12/18/2029	CAD	67,500	$(270)	$(986)	$(1,256)	$0	$(456)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2020		$364,400	1,893	(4,365)	(2,472)	37	(6)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021		27,499	41	70	111	11	0
Receive	3-Month USD-LIBOR	2.320	Semi-Annual	05/21/2024		99,600	(116)	(2,484)	(2,600)	77	0
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	05/22/2024		99,700	(107)	(2,408)	(2,515)	80	0
Receive	3-Month USD-LIBOR	2.310	Semi-Annual	05/24/2024		98,400	(108)	(2,413)	(2,521)	78	0
Receive	3-Month USD-LIBOR	2.290	Semi-Annual	05/28/2024		98,400	(116)	(2,324)	(2,440)	80	0
Receive	3-Month USD-LIBOR	2.240	Semi-Annual	05/29/2024		87,200	(108)	(1,865)	(1,973)	71	0
Receive	3-Month USD-LIBOR	2.220	Semi-Annual	05/30/2024		86,800	(113)	(1,772)	(1,885)	71	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	05/30/2024		86,700	(105)	(1,891)	(1,996)	71	0
Receive	3-Month USD-LIBOR	2.240	Semi-Annual	05/31/2024		94,700	(104)	(2,030)	(2,134)	77	0
Receive	3-Month USD-LIBOR	2.210	Semi-Annual	06/04/2024		84,200	(93)	(1,696)	(1,789)	71	0
Receive	3-Month USD-LIBOR	2.200	Semi-Annual	06/05/2024		84,400	(104)	(1,655)	(1,759)	72	0
Receive	3-Month USD-LIBOR	2.290	Semi-Annual	06/05/2024		87,100	(88)	(2,067)	(2,155)	74	0
Receive	3-Month USD-LIBOR	2.270	Semi-Annual	06/06/2024		86,800	(88)	(1,985)	(2,073)	75	0
Receive	3-Month USD-LIBOR	2.220	Semi-Annual	06/10/2024		95,000	(123)	(1,939)	(2,062)	84	0
Receive	3-Month USD-LIBOR	2.190	Semi-Annual	06/11/2024		87,100	(109)	(1,668)	(1,777)	77	0
Receive	3-Month USD-LIBOR	2.160	Semi-Annual	06/12/2024		98,200	(137)	(1,739)	(1,876)	88	0
Receive	3-Month USD-LIBOR	2.210	Semi-Annual	06/12/2024		84,700	(108)	(1,694)	(1,802)	76	0
Receive	3-Month USD-LIBOR	2.100	Semi-Annual	06/18/2024		84,500	(127)	(1,264)	(1,391)	78	0
Receive	3-Month USD-LIBOR	2.050	Semi-Annual	06/19/2024		86,800	(136)	(1,103)	(1,239)	81	0
Receive	3-Month USD-LIBOR	2.080	Semi-Annual	06/20/2024		88,700	(120)	(1,260)	(1,380)	84	0
Receive	3-Month USD-LIBOR	2.060	Semi-Annual	06/21/2024		86,900	(130)	(1,141)	(1,271)	84	0
Receive	3-Month USD-LIBOR	2.090	Semi-Annual	06/24/2024		85,100	(126)	(1,229)	(1,355)	82	0
Receive	3-Month USD-LIBOR	2.110	Semi-Annual	06/25/2024		86,800	(125)	(1,329)	(1,454)	84	0
Receive	3-Month USD-LIBOR	2.080	Semi-Annual	06/26/2024		85,600	(125)	(1,197)	(1,322)	84	0
Receive	3-Month USD-LIBOR	1.980	Semi-Annual	06/27/2024		85,600	(135)	(816)	(951)	84	0
Receive	3-Month USD-LIBOR	1.980	Semi-Annual	06/28/2024		98,500	(149)	(946)	(1,095)	93	0
Receive	3-Month USD-LIBOR	1.880	Semi-Annual	07/02/2024		86,300	(147)	(799)	(946)	88	0
Receive	3-Month USD-LIBOR	1.940	Semi-Annual	07/02/2024		100,600	(186)	(1,209)	(1,395)	102	0
Receive	3-Month USD-LIBOR	1.880	Semi-Annual	07/03/2024		98,800	(153)	(929)	(1,082)	101	0
Receive	3-Month USD-LIBOR	1.685	Semi-Annual	08/19/2024		92,800	(139)	(73)	(212)	77	0
Receive	3-Month USD-LIBOR	1.660	Semi-Annual	08/21/2024		97,000	(150)	43	(107)	82	0
Pay	3-Month USD-LIBOR	1.670	Semi-Annual	12/27/2024		81,000	(108)	(159)	(267)	0	(92)
Pay	3-Month USD-LIBOR	1.660	Semi-Annual	12/31/2024		81,600	(110)	(191)	(301)	0	(91)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

Receive	3-Month USD-LIBOR	1.870	Semi-Annual	08/13/2029		32,300	(84)	13	(71)	92	0
Receive	3-Month USD-LIBOR	1.960	Semi-Annual	08/14/2029		21,400	(56)	(169)	(225)	61	0
Receive	3-Month USD-LIBOR	1.940	Semi-Annual	08/20/2029		50,000	(141)	(292)	(433)	144	0
Receive	3-Month USD-LIBOR	1.860	Semi-Annual	08/21/2029		55,900	(137)	68	(69)	161	0
Receive	3-Month USD-LIBOR	1.873	Semi-Annual	08/27/2029		49,800	(137)	25	(112)	145	0
Pay	3-Month USD-LIBOR	3.055	Semi-Annual	09/12/2029		15,800	62	(62)	0	25	(25)
Pay	3-Month USD-LIBOR	3.100	Semi-Annual	09/16/2029		14,000	55	(55)	0	22	(22)
Pay	6-Month CLP-CHILIBOR	2.874	Semi-Annual	12/04/2026	CLP	10,514,600	0	278	278	5	0
Pay	6-Month CLP-CHILIBOR	2.920	Semi-Annual	12/04/2026		2,987,400	0	94	94	1	0
Pay	6-Month CLP-CHILIBOR	2.930	Semi-Annual	12/04/2026		6,472,700	0	209	209	3	0
Pay	6-Month CLP-CHILIBOR	2.950	Semi-Annual	12/04/2026		1,493,800	0	51	51	1	0
Pay	6-Month CLP-CHILIBOR	3.160	Semi-Annual	12/03/2029		12,878,400	0	389	389	10	0
Pay	6-Month CLP-CHILIBOR	3.234	Semi-Annual	12/04/2029		1,726,600	0	68	68	1	0
Pay	6-Month CLP-CHILIBOR	3.240	Semi-Annual	12/04/2029		367,100	0	15	15	0	0
Pay	6-Month CLP-CHILIBOR	3.280	Semi-Annual	12/04/2029		552,500	0	25	25	0	0
Pay	6-Month CLP-CHILIBOR	3.460	Semi-Annual	12/09/2029		10,345,000	0	687	687	7	0
Pay	6-Month CLP-CHILIBOR	3.420	Semi-Annual	12/10/2029		2,100,400	0	129	129	2	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	12/18/2049	EUR	33,400	(1,350)	1,350	0	286	(286)
Receive(6)	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		16,500	395	1,604	1,999	233	0
Receive(6)	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		16,700	266	469	735	270	0
Pay(6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2025	GBP	253,100	323	(2,592)	(2,269)	0	(357)
Receive(6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030		172,500	1,794	4,256	6,050	1,332	0
Receive(6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050		37,100	904	3,782	4,686	787	0
Pay	6-Month HUF-BBR	1.000	Annual	09/19/2023	HUF	24,794,100	(1,025)	2,002	977	0	(97)
Pay	6-Month HUF-BBR	1.250	Annual	09/19/2023		26,374,000	241	1,682	1,923	0	(105)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	09/18/2023	JPY	3,020,000	(1,365)	252	(1,113)	0	(12)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	09/20/2024		23,360,600	(8,264)	(2,375)	(10,639)	0	(116)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		290,200	(3)	(48)	(51)	0	(2)
Pay	28-Day MXN-TIIE	7.830	Lunar	12/15/2022	MXN	2,350,000	0	4,224	4,224	7	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		807,700	87	1,423	1,510	3	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		1,641,500	232	2,874	3,106	7	0
Pay	28-Day MXN-TIIE	7.680	Lunar	12/29/2022		222,400	0	355	355	1	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/03/2023		800,800	0	1,244	1,244	2	0
Pay	28-Day MXN-TIIE	7.805	Lunar	02/06/2023		1,505,500	0	2,780	2,780	6	0
Pay	28-Day MXN-TIIE	8.038	Lunar	02/29/2024		465,100	0	1,329	1,329	3	0
Pay	28-Day MXN-TIIE	6.648	Lunar	12/13/2024		1,639,700	(73)	175	102	0	(24)
Pay	UKRPI	3.585	Maturity	10/15/2046	GBP	5,350	216	1,404	1,620	0	(139)
							$(10,289)	$(22,850)	$(33,139)	$6,091	$(1,830)
Total Swap Agreements							$48,475	$31,210	$79,685	$6,268	$(2,648)

(k)	Securities with an aggregate market value of $371,791 and cash of $19,491 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)lee	December 31, 2019 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BPS	01/2020	EUR	3,801		$4,238	$0	$(28)
	01/2020	GBP	44,173		57,202	0	(1,322)
	01/2020	PEN	147,389		43,889	0	(580)
	01/2020		$2,983	GBP	2,268	21	0
	02/2020	PEN	65,632		$19,343	0	(441)
BRC	01/2020	MXN	32,126		1,654	0	(39)
	01/2020		$1,209	EUR	1,084	8	0
	01/2020		1,933	MXN	37,681	54	0
CBK	01/2020	AUD	2,172		$1,484	0	(41)
	01/2020	PEN	328,748		97,447	0	(1,747)
	01/2020		$1,484	AUD	2,172	40	0
	01/2020		140,292	PEN	466,735	535	0
	02/2020	PEN	5,558		$1,643	0	(32)
	03/2020		623,153		186,112	0	(1,484)
DUB	01/2020		83,091		24,792	0	(278)
	02/2020	MXN	37,500		1,969	0	(2)
GLM	01/2020		87,736		4,478	0	(146)
	01/2020		$2,310	MXN	46,520	142	0
	02/2020	RUB	13,338,036		$207,945	0	(5,923)
	02/2020		$4,234	MXN	81,025	26	0
HUS	01/2020	MXN	19,950		$1,016	0	(35)
	01/2020		$2,271	AUD	3,296	43	0
	02/2020	CAD	1,262		$952	0	(20)
	02/2020		$429	MXN	8,258	5	0
JPM	01/2020	MXN	32,126		$1,598	0	(96)
	02/2020	AUD	1,291		882	0	(25)
	02/2020		$884	AUD	1,291	24	0
MYI	01/2020	EUR	111,501		$123,288	0	(1,838)
	01/2020	JPY	129,200		1,192	2	0
	01/2020	PEN	74,958		22,039	0	(577)
	01/2020		$1,192	JPY	129,200	0	(3)
RBC	01/2020	AUD	3,296		$2,260	0	(53)
SCX	01/2020	GBP	45,919		59,766	0	(1,070)
	02/2020		$1,889	MXN	36,599	35	0
TOR	02/2020	MXN	500		$26	0	0
Total Forward Foreign Currency Contracts						$935	$(15,780)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940%	02/18/2020	407,400	$2,988	$10,146
Total Purchased Options							$2,988	$10,146
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475%	02/19/2020	54,900	$(25)	$(89)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.725	02/19/2020	54,900	(38)	(9)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	73,500	(45)	(63)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	27,600	(22)	(42)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	73,500	(82)	(22)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	27,600	(34)	(5)
BPS	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	46,800	(61)	(1)
	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475	02/19/2020	39,900	(20)	(65)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.800	02/19/2020	39,900	(22)	(5)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.675	05/20/2020	8,300	(9)	(8)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	20,300	(12)	(39)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	20,300	(28)	(1)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	02/19/2020	32,100	(18)	(43)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	20,200	(11)	(45)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	52,300	(79)	(5)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	37,400	(57)	(3)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	46,900	(38)	(72)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	46,900	(60)	(9)
BRC	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	36,300	(21)	(81)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	36,300	(73)	(4)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	213,400	(120)	(182)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	213,400	(253)	(63)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

CBK	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	46,800	(61)	(1)
	Put - OTC CDX.IG-33 5-Year Index	Sell	1.000	01/15/2020	75,700	(64)	0
	Put - OTC CDX.IG-33 5-Year Index	Sell	1.200	01/15/2020	117,600	(59)	0
	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475	02/19/2020	78,500	(49)	(128)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.625	02/19/2020	78,500	(79)	(21)
DBL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	42,900	(24)	(83)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	42,900	(63)	(1)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	02/19/2020	26,900	(10)	(18)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	02/19/2020	26,900	(24)	(4)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	20,200	(15)	(31)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	20,200	(30)	(4)
FBF	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475	01/15/2020	153,800	(51)	(197)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.625	01/15/2020	153,800	(115)	(8)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	50,600	(56)	(1)
GST	Put - OTC CDX.IG-32 5-Year Index	Sell	2.900	06/17/2020	100,000	(90)	0
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	3.000	06/17/2020	140,700	(142)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	45,400	(39)	(69)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	45,400	(46)	(9)
JLN	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	23,000	(14)	(20)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	23,000	(25)	(7)
JPM	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	24,700	(23)	(38)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	24,700	(28)	(5)
MEI	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	27,300	(18)	(61)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	27,300	(33)	(2)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	26,800	(21)	(41)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	26,800	(31)	(5)
						$(2,338)	$(1,610)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	20,400	$(169)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	19,100	(246)	0
						$(415)	$0

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.465%	01/13/2020	90,400	$(131)	$(7)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.745	01/13/2020	90,400	(100)	(183)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.700	01/16/2020	44,800	(112)	(32)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.950	01/16/2020	44,800	(103)	(173)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.760	01/30/2020	90,200	(239)	(208)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.030	01/30/2020	90,200	(241)	(251)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.086	02/18/2020	38,800	(2,988)	(8,664)
BPS	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.360	01/21/2020	83,600	(142)	(5)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750	01/21/2020	83,600	(173)	(197)
DUB	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.438	01/03/2020	87,000	(139)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.693	01/03/2020	87,000	(114)	(209)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	01/02/2020	78,700	(98)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750	01/02/2020	78,700	(98)	(36)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.340	01/03/2020	5,700	(8)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.620	01/03/2020	5,700	(8)	(30)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.460	01/06/2020	78,700	(111)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.740	01/06/2020	78,700	(111)	(94)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.470	01/09/2020	82,600	(110)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750	01/09/2020	82,600	(141)	(130)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.540	01/13/2020	79,000	(95)	(18)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.820	01/13/2020	79,000	(119)	(61)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.340	01/03/2020	77,000	(112)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.620	01/03/2020	77,000	(113)	(400)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.510	01/06/2020	89,500	(116)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.780	01/06/2020	89,500	(128)	(45)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.485	01/10/2020	88,700	(131)	(6)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	01/10/2020	88,700	(122)	(98)
							$(6,103)	$(10,850)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	$99.797	02/05/2020	16,550	$(24)	$(8)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	99.813	02/05/2020	31,500	(47)	(14)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	100.703	02/05/2020	21,400	(62)	(22)
					$(133)	$(44)
Total Written Options					$(8,989)	$(12,504)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	03/20/2020	0.173%	$29,604	$(95)	$160	$65	$0
	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.194	30,950	15	114	129	0
BPS	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.510	1,950	(23)	60	37	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.559	25,050	(478)	911	433	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.685	11,900	(192)	358	166	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.211	8,600	(353)	312	0	(41)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	1.682	7,100	(432)	274	0	(158)
	Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.672	8,800	98	42	140	0
BRC	Alibaba Group Holding Ltd.	1.000	Quarterly	12/20/2024	0.630	3,000	46	8	54	0
	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.894	18,900	(79)	180	101	0
	Brazil Government International Bond	1.000	Quarterly	03/20/2020	0.275	4,625	(429)	438	9	0
	CNAC HK Finbridge Co. Ltd.	1.000	Quarterly	12/20/2024	1.140	7,700	(147)	99	0	(48)
	Huarong Finance Co. Ltd.	1.000	Quarterly	12/20/2024	1.399	8,800	(319)	160	0	(159)
	Italy Government International Bond	1.000	Quarterly	03/20/2020	0.173	14,700	(24)	56	32	0
	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.194	3,600	5	10	15	0
	Mexico Government International Bond	1.000	Quarterly	09/20/2022	0.388	9,900	(463)	629	166	0
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.832	700	(7)	13	6	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2020	0.245	7,000	(861)	889	28	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	1.682	7,700	(410)	239	0	(171)
	Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.539	11,600	169	90	259	0
	State Grid Overseas Investment Ltd.	1.000	Quarterly	12/20/2024	0.564	5,100	75	33	108	0
	Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.672	1,400	13	9	22	0
CBK	AXA Equitable Holdings, Inc.	1.000	Quarterly	06/20/2023	0.496	9,100	(248)	406	158	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.631	400	(4)	10	6	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.727	1,100	4	11	15	0
	Italy Government International Bond	1.000	Quarterly	03/20/2020	0.173	114,500	163	88	251	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.408	800	(5)	19	14	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.685	25,600	(414)	770	356	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.211	2,900	(116)	102	0	(14)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	1.682	1,800	(110)	70	0	(40)
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	0.705	1,000	(83)	88	5	0
DUB	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.559	6,300	(130)	239	109	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	1.682	5,300	(311)	193	0	(118)
GST	Fiserv, Inc.	1.000	Quarterly	12/20/2024	1.113	17,600	(210)	123	0	(87)
	Italy Government International Bond	1.000	Quarterly	03/20/2020	0.173	55,000	79	41	120	0

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.194	23,550	0	99	99	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.494	7,950	(63)	202	139	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.559	44,050	(835)	1,597	762	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.784	16,900	(141)	320	179	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	0.806	5,400	(519)	536	17	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.211	11,900	(486)	430	0	(56)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	1.682	3,700	(214)	132	0	(82)
	Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.539	5,800	99	30	129	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.625	12,400	(498)	143	0	(355)
HUS	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.194	4,000	(4)	21	17	0
	Mexico Government International Bond	1.000	Quarterly	09/20/2020	0.190	10,750	(225)	292	67	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.559	54,550	(863)	1,807	944	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	1.682	7,500	(486)	319	0	(167)
JPM	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.194	50,000	74	135	209	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.559	36,950	(732)	1,371	639	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.685	5,300	(86)	160	74	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2024	0.463	19,000	260	186	446	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2024	0.511	9,400	130	92	222	0
MYC	Consolidated Edison Co. of New York, Inc.	1.000	Quarterly	12/20/2024	0.494	18,300	357	90	447	0
	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.194	40,600	75	95	170	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.784	116,100	(723)	1,953	1,230	0
NGF	South Africa Government International Bond	1.000	Quarterly	06/20/2021	0.705	3,100	(256)	270	14	0
							$(10,412)	$17,524	$8,608	$(1,496)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
								Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	$122,400	$(6,174)	$7,776	$1,602	$0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,800	(53)	73	20	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	35,800	(1,903)	2,371	468	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	12,100	(451)	609	158	0
MEI	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	376	(3)	6	3	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	28,400	(1,590)	1,962	372	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	7,700	(228)	313	85	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	3,400	(197)	241	44	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	15,400	(586)	788	202	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	4,900	(140)	194	54	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	7,500	(9)	15	6	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,200	(92)	127	35	0
						$(11,426)	$14,475	$3,049	$0
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/ Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.908% (3-Month USD-LIBOR)	Maturity	03/20/2020	$100,000	$(596)	$3,367	$2,771	$0
Total Swap Agreements								$(22,434)	$35,366	$14,428	$(1,496)

(m)	Securities with an aggregate market value of $13,456 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$146,351	$259,458	$405,809
Corporate Bonds & Notes
Banking & Finance	0	5,821,172	25,686	5,846,858
Industrials	0	9,360,534	0	9,360,534
Utilities	0	3,550,124	0	3,550,124
Municipal Bonds & Notes
California	0	367,478	0	367,478
Georgia	0	63,532	0	63,532
Illinois	0	36,371	0	36,371
Indiana	0	2,594	0	2,594
Massachusetts	0	4,273	0	4,273
New Jersey	0	23,412	0	23,412
New Mexico	0	7,014	0	7,014
New York	0	171,089	0	171,089
Ohio	0	83,333	0	83,333
Pennsylvania	0	15,729	0	15,729
Texas	0	38,726	0	38,726
U.S. Government Agencies	0	2,675,103	0	2,675,103
U.S. Treasury Obligations	0	4,863,653	0	4,863,653
Non-Agency Mortgage-Backed Securities	0	55,201	0	55,201
Asset-Backed Securities	0	150,382	0	150,382
Sovereign Issues	0	809,505	0	809,505
Convertible Preferred Securities
Banking & Finance	29,290	0	0	29,290
Preferred Securities
Banking & Finance	8,623	632,067	0	640,690
Industrials	0	54,787	0	54,787
Utilities	15,274	14,709	0	29,983
Short-Term Instruments
Repurchase Agreements	0	5,795	0	5,795
	$53,187	$28,952,934	$285,144	$29,291,265
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$106,578	$0	$0	$106,578
Total Investments	$159,765	$28,952,934	$285,144	$29,397,843

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,034	6,268	0	7,302
Over the counter	0	25,509	0	25,509
	$1,034	$31,777	$0	$32,811
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,122)	(3,414)	0	(5,536)
Over the counter	0	(29,780)	0	(29,780)
	$(2,122)	$(33,194)	$0	$(35,316)
Total Financial Derivative Instruments	$(1,088)	$(1,417)	$0	$(2,505)
Totals	$158,677	$28,951,517	$285,144	$29,395,338

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2019:
Category and Subcategory	Beginning Balance at 03/31/2019	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2019 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$198,903	$108,865	$(45,910)	$191	$(8)	$997	$0	$(3,580)	$259,458	$916
Corporate Bonds & Notes

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2019 (Unaudited)

Banking & Finance	23,478	0	0	0	0	2,208	0	0	25,686	2,208
Non-Agency Mortgage-Backed Securities	10,236	0	0	(8)	0	346	0	(10,574)	0	0
Asset-Backed Securities	250	0	0	(1)	0	8	0	(257)	0	0
Totals	$232,867	$108,865	$(45,910)	$182	$(8)	$3,559	$0	$(14,411)	$285,144	$3,124
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
				(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 12/31/2019	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$211,161	Proxy Pricing	Base Price	97.000 - 102.500	99.848
	48,297	Third Party Vendor	Broker Quote	100.000 - 100.200	100.087
Corporate Bonds & Notes
Banking & Finance	25,686	Reference Instrument	Option Adjusted Spread	584.983 bps
Total	$285,144

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Long Duration Total Return Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 130.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		$1,100	$1,108
Total Loan Participations and Assignments (Cost $1,100)			1,108
CORPORATE BONDS & NOTES 64.2%
BANKING & FINANCE 21.5%
AerCap Ireland Capital DAC
3.500% due 01/15/2025		3,900	4,020
3.875% due 01/23/2028		2,000	2,077
4.450% due 10/01/2025		200	215
4.450% due 04/03/2026		600	644
Aflac, Inc. 4.750% due 01/15/2049		5,800	7,054
AIA Group Ltd. 3.900% due 04/06/2028		7,700	8,248
AIB Group PLC 4.263% due 04/10/2025 ●		6,200	6,566
AIG SunAmerica Global Financing 6.900% due 03/15/2032		735	1,030
Aircastle Ltd. 4.250% due 06/15/2026		900	953
Alexandria Real Estate Equities, Inc. 3.375% due 08/15/2031		1,600	1,670
Alleghany Corp. 4.900% due 09/15/2044		2,500	2,907
Ally Financial, Inc. 8.000% due 11/01/2031		2,700	3,750
American Financial Group, Inc.
3.500% due 08/15/2026		2,100	2,163
4.500% due 06/15/2047		7,400	7,998
American Homes 4 Rent LP
4.250% due 02/15/2028		500	532
4.900% due 02/15/2029		4,100	4,590
American International Group, Inc. 4.750% due 04/01/2048		6,000	7,223
American Tower Corp.
2.950% due 01/15/2025		5,600	5,728
3.375% due 05/15/2024		5,200	5,400
3.800% due 08/15/2029		2,100	2,246
4.000% due 06/01/2025		1,300	1,392
Asian Development Bank 5.820% due 06/16/2028		500	635
Aviation Capital Group LLC
2.857% (US0003M + 0.950%) due 06/01/2021 ~		2,800	2,813
4.125% due 08/01/2025		200	209
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		800	865
AXA Equitable Holdings, Inc. 5.000% due 04/20/2048		6,800	7,309
Banco BTG Pactual S.A. 4.500% due 01/10/2025		2,000	2,030
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	1,000	305
Banco La Hipotecaria S.A. 4.750% due 11/15/2022		$11,800	12,059
Bank of Ireland Group PLC 4.500% due 11/25/2023		7,600	8,132
Bank of New York Mellon Corp.
2.661% due 05/16/2023 ●		4,700	4,772
3.400% due 01/29/2028		3,900	4,159
Barclays Bank PLC 10.000% due 05/21/2021	GBP	600	886
Barclays PLC
1.875% due 03/23/2021	EUR	200	230
2.000% due 02/07/2028 ●		400	456
3.250% due 02/12/2027	GBP	200	283
3.250% due 01/17/2033		900	1,255
3.284% (US0003M + 1.380%) due 05/16/2024 ~		$200	202
3.635% (US0003M + 1.625%) due 01/10/2023 ~		200	203

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

3.650% due 03/16/2025		700	731
3.932% due 05/07/2025 ●		700	736
4.337% due 01/10/2028		5,900	6,329
4.338% due 05/16/2024 ●		400	422
4.375% due 09/11/2024		200	210
4.375% due 01/12/2026		700	758
4.610% due 02/15/2023 ●		800	836
4.836% due 05/09/2028		500	539
4.972% due 05/16/2029 ●		700	789
5.088% due 06/20/2030 ●		800	892
5.200% due 05/12/2026		400	439
7.125% due 06/15/2025 ●(d)(e)	GBP	200	300
Berkshire Hathaway, Inc. 4.500% due 02/11/2043		$9,600	11,629
BGC Partners, Inc. 5.125% due 05/27/2021		2,000	2,066
Blackstone Holdings Finance Co. LLC
3.150% due 10/02/2027		2,100	2,158
3.500% due 09/10/2049		3,300	3,252
6.250% due 08/15/2042		2,000	2,714
BOC Aviation Ltd.
2.750% due 09/18/2022		1,600	1,607
3.500% due 01/31/2023		600	613
3.500% due 10/10/2024		300	310
Brandywine Operating Partnership LP
3.950% due 02/15/2023		300	311
4.100% due 10/01/2024		1,500	1,589
Brixmor Operating Partnership LP
2.959% (US0003M + 1.050%) due 02/01/2022 ~		2,900	2,899
4.125% due 05/15/2029		1,100	1,181
Brookfield Finance, Inc.
3.900% due 01/25/2028		1,222	1,315
4.000% due 04/01/2024		100	107
4.700% due 09/20/2047		5,600	6,431
4.850% due 03/29/2029		1,000	1,145
Carlyle Finance LLC 5.650% due 09/15/2048		4,400	5,230
CBL & Associates LP 5.950% due 12/15/2026		2,100	1,265
Charles Schwab Corp. 3.850% due 05/21/2025		2,600	2,817
CIT Group, Inc. 5.250% due 03/07/2025		100	110
Citigroup, Inc.
4.044% due 06/01/2024 ●		13,300	14,069
8.125% due 07/15/2039		5,571	9,323
CME Group, Inc.
3.750% due 06/15/2028		700	773
4.150% due 06/15/2048		4,400	5,224
5.300% due 09/15/2043		3,740	5,004
Columbia Property Trust Operating Partnership LP 3.650% due 08/15/2026		300	307
Cooperatieve Rabobank UA
2.807% (US0003M + 0.860%) due 09/26/2023 ~		1,800	1,810
5.500% due 06/29/2020 ●(d)(e)	EUR	8,875	10,204
Credit Suisse AG
2.100% due 11/12/2021		$3,900	3,918
6.500% due 08/08/2023 (e)		13,000	14,526
Credit Suisse Group AG
2.593% due 09/11/2025 ●		2,400	2,408
2.997% due 12/14/2023 ●		1,600	1,630
Credit Suisse Group Funding Guernsey Ltd. 4.550% due 04/17/2026		1,000	1,110
Crown Castle International Corp.
3.700% due 06/15/2026		2,500	2,642
4.450% due 02/15/2026		800	876
CyrusOne LP
2.900% due 11/15/2024		600	604
3.450% due 11/15/2029		400	402
Danske Bank A/S 4.375% due 06/12/2028		7,400	7,923
Deutsche Bank AG
2.700% due 07/13/2020		5,800	5,805
2.768% (US0003M + 0.815%) due 01/22/2021 ~		2,800	2,789
3.961% due 11/26/2025 ●		5,900	6,030
Digital Realty Trust LP 4.450% due 07/15/2028		6,800	7,527
E*TRADE Financial Corp. 4.500% due 06/20/2028		2,000	2,175
EPR Properties
3.750% due 08/15/2029		600	608
4.950% due 04/15/2028		1,600	1,748
5.250% due 07/15/2023		500	536
Equinix, Inc.
2.625% due 11/18/2024		1,000	1,004
3.200% due 11/18/2029		600	603

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

Essex Portfolio LP
4.000% due 03/01/2029	1,400	1,521
4.500% due 03/15/2048	200	229
Farmers Insurance Exchange 4.747% due 11/01/2057 ●	4,400	4,601
Fidelity National Financial, Inc. 5.500% due 09/01/2022	700	754
First American Financial Corp. 4.300% due 02/01/2023	4,500	4,661
FMR LLC
4.950% due 02/01/2033	3,000	3,675
5.150% due 02/01/2043	11,300	14,120
Ford Motor Credit Co. LLC
2.853% (US0003M + 0.810%) due 04/05/2021 ~	1,100	1,095
2.865% (US0003M + 0.930%) due 09/24/2020 ~	8,600	8,613
2.982% (US0003M + 1.080%) due 08/03/2022 ~	200	197
3.231% (US0003M + 1.270%) due 03/28/2022 ~	700	695
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035	18,410	19,635
GLP Capital LP
3.350% due 09/01/2024	500	512
4.000% due 01/15/2030	1,300	1,330
5.250% due 06/01/2025	3,700	4,070
5.300% due 01/15/2029	3,100	3,450
Goldman Sachs Group, Inc. 4.223% due 05/01/2029 ●	1,500	1,653
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037	7,400	7,957
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028	7,700	7,904
Great-West Lifeco Finance LP 4.581% due 05/17/2048	1,900	2,194
Guardian Life Global Funding 2.500% due 05/08/2022	9,300	9,394
Hartford Financial Services Group, Inc.
4.400% due 03/15/2048	6,500	7,480
6.625% due 03/30/2040	500	700
High Street Funding Trust
4.111% due 02/15/2028	200	216
4.682% due 02/15/2048	500	573
Host Hotels & Resorts LP 4.000% due 06/15/2025	100	107
HSBC Holdings PLC
2.904% (US0003M + 1.000%) due 05/18/2024 ~	2,400	2,421
3.600% due 05/25/2023	7,500	7,824
3.803% due 03/11/2025 ●	1,100	1,154
3.950% due 05/18/2024 ●	400	421
4.583% due 06/19/2029 ●	700	782
Hudson Pacific Properties LP 3.950% due 11/01/2027	900	942
Intesa Sanpaolo SpA 3.375% due 01/12/2023	3,600	3,661
Jackson National Life Global Funding 3.250% due 01/30/2024	7,600	7,884
JPMorgan Chase & Co.
3.509% due 01/23/2029 ●	2,900	3,081
3.540% due 05/01/2028 ●	8,500	9,028
4.203% due 07/23/2029 ●	3,500	3,905
4.260% due 02/22/2048 ●	2,600	3,082
Kilroy Realty LP 4.250% due 08/15/2029	8,900	9,711
Kimco Realty Corp. 4.125% due 12/01/2046	5,900	6,234
Lazard Group LLC
4.375% due 03/11/2029	3,600	3,922
4.500% due 09/19/2028	700	771
Legg Mason, Inc. 5.625% due 01/15/2044	2,000	2,269
Lehman Brothers Holdings, Inc. 1.000% due 09/27/2027 ^(a)	1,200	16
Life Storage LP 3.875% due 12/15/2027	1,400	1,476
Lifestorage LP 3.500% due 07/01/2026	1,400	1,439
Lloyds Bank PLC 2.250% due 08/14/2022	7,100	7,134
Lloyds Banking Group PLC
4.375% due 03/22/2028	2,500	2,756
4.550% due 08/16/2028	200	224
Marsh & McLennan Cos., Inc. 4.200% due 03/01/2048	4,400	5,000
Mid-America Apartments LP
2.750% due 03/15/2030	1,000	998
3.950% due 03/15/2029	600	655
4.200% due 06/15/2028	900	993

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

Mitsubishi UFJ Financial Group, Inc.
2.586% (US0003M + 0.650%) due 07/26/2021 ~	800	804
2.796% (US0003M + 0.860%) due 07/26/2023 ~	10,300	10,381
2.998% due 02/22/2022	1,600	1,630
3.407% due 03/07/2024	1,000	1,043
Nasdaq, Inc. 3.850% due 06/30/2026	7,000	7,498
Nationwide Building Society
3.766% due 03/08/2024 ●	200	207
3.960% due 07/18/2030 ●	300	322
4.302% due 03/08/2029 ●	11,200	12,211
Nationwide Financial Services, Inc. 3.900% due 11/30/2049	4,000	4,166
New York Life Insurance Co. 6.750% due 11/15/2039	2,500	3,663
Nuveen LLC 4.000% due 11/01/2028	1,100	1,224
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025	1,200	1,280
4.950% due 04/01/2024	2,000	2,189
Pacific Life Insurance Co.
4.300% due 10/24/2067 ●	2,500	2,673
9.250% due 06/15/2039	9,300	15,350
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022	700	748
Pine Street Trust 5.568% due 02/15/2049	2,660	2,989
Piper Jaffray Cos. 4.740% due 10/15/2021	1,100	1,099
Principal Financial Group, Inc. 3.700% due 05/15/2029	400	436
Protective Life Corp. 4.300% due 09/30/2028	5,100	5,518
Regency Centers LP
2.950% due 09/15/2029	600	599
4.650% due 03/15/2049	900	1,058
RenaissanceRe Holdings Ltd. 3.600% due 04/15/2029	5,500	5,788
Royal Bank of Canada 2.250% due 11/01/2024	3,500	3,519
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023	3,200	3,353
4.269% due 03/22/2025 ●	7,600	8,073
4.519% due 06/25/2024 ●	400	425
4.892% due 05/18/2029 ●	7,300	8,254
Santander UK Group Holdings PLC
3.373% due 01/05/2024 ●	5,500	5,635
3.823% due 11/03/2028 ●	2,000	2,109
4.796% due 11/15/2024 ●	5,500	5,938
Santander UK PLC
2.527% (US0003M + 0.620%) due 06/01/2021 ~	3,000	3,011
2.875% due 06/18/2024	5,700	5,829
Service Properties Trust 4.500% due 06/15/2023	300	312
SL Green Operating Partnership LP 2.884% (US0003M + 0.980%) due 08/16/2021 ~	1,800	1,800
SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022	400	407
Societe Generale S.A. 7.375% due 10/04/2023 ●(d)(e)	4,900	5,357
Springleaf Finance Corp.
6.625% due 01/15/2028	6,900	7,801
6.875% due 03/15/2025	500	570
7.750% due 10/01/2021	1,100	1,197
State Bank of India 2.816% (US0003M + 0.850%) due 01/20/2020 ~	500	501
STORE Capital Corp. 4.500% due 03/15/2028	300	328
Sumitomo Mitsui Financial Group, Inc. 3.748% due 07/19/2023	4,800	5,035
Synchrony Financial
4.375% due 03/19/2024	500	533
5.150% due 03/19/2029	900	1,024
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047	5,600	6,359
4.375% due 09/15/2054 ●	4,800	5,006
6.850% due 12/16/2039	582	848
Trust F/1401
4.869% due 01/15/2030	600	633
6.390% due 01/15/2050	1,100	1,186
UBS Group AG
4.125% due 09/24/2025	2,200	2,393
4.253% due 03/23/2028	1,500	1,640
UDR, Inc.
3.000% due 08/15/2031	300	300
3.500% due 07/01/2027	300	315

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

3.500% due 01/15/2028	200	210
UniCredit SpA 7.830% due 12/04/2023	7,450	8,693
Ventas Realty LP 3.500% due 04/15/2024	2,500	2,611
VEREIT Operating Partnership LP
3.100% due 12/15/2029	800	786
3.950% due 08/15/2027	400	420
4.875% due 06/01/2026	300	332
Vonovia Finance BV 5.000% due 10/02/2023	3,100	3,334
WEA Finance LLC 4.750% due 09/17/2044	500	581
Wells Fargo & Co.
2.406% due 10/30/2025 ●	3,100	3,102
3.000% due 04/22/2026	1,600	1,645
3.157% (US0003M + 1.230%) due 10/31/2023 ~	4,800	4,888
3.196% due 06/17/2027 ●	7,800	8,092
Welltower, Inc. 5.125% due 03/15/2043	12,400	14,431
Weyerhaeuser Co.
4.000% due 11/15/2029	2,500	2,717
7.375% due 03/15/2032	8,600	11,917
		727,962
INDUSTRIALS 29.0%
AbbVie, Inc. 2.600% due 11/21/2024	10,400	10,471
Adani Transmission Ltd. 4.250% due 05/21/2036	1,400	1,419
Adventist Health System 2.952% due 03/01/2029	2,900	2,868
AEP Transmission Co. LLC
3.100% due 12/01/2026	6,200	6,424
3.150% due 09/15/2049	3,100	2,997
3.750% due 12/01/2047	1,000	1,075
Air Canada Pass-Through Trust
3.300% due 07/15/2031	759	776
3.750% due 06/15/2029	332	353
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024	900	925
3.550% due 10/01/2027	400	410
American Airlines Pass-Through Trust
3.000% due 04/15/2030	4,359	4,454
3.250% due 04/15/2030	2,964	3,044
3.700% due 04/01/2028	1,816	1,914
4.000% due 01/15/2027	291	305
Amgen, Inc.
2.650% due 05/11/2022	400	406
4.400% due 05/01/2045	6,500	7,308
4.663% due 06/15/2051	5,479	6,444
Anheuser-Busch Cos. LLC 4.900% due 02/01/2046	700	829
Anheuser-Busch InBev Worldwide, Inc.
4.750% due 04/15/2058	11,800	13,776
5.450% due 01/23/2039	3,800	4,779
Anthem, Inc. 3.650% due 12/01/2027	4,000	4,234
AP Moller - Maersk A/S
3.750% due 09/22/2024	600	618
4.500% due 06/20/2029	2,900	3,095
Apple, Inc.
2.950% due 09/11/2049	7,400	7,187
4.375% due 05/13/2045	2,600	3,146
Arrow Electronics, Inc. 3.250% due 09/08/2024	900	925
Ashtead Capital, Inc.
4.000% due 05/01/2028	1,200	1,215
4.250% due 11/01/2029	800	819
Bacardi Ltd.
2.750% due 07/15/2026	500	492
4.450% due 05/15/2025	3,500	3,774
4.700% due 05/15/2028	4,800	5,230
Baidu, Inc. 4.875% due 11/14/2028	1,100	1,245
Baker Hughes a GE Co. LLC 3.337% due 12/15/2027	3,300	3,444
BAT Capital Corp. 4.390% due 08/15/2037	9,990	10,113
Bayer U.S. Finance LLC
3.875% due 12/15/2023	2,000	2,099
4.250% due 12/15/2025	2,200	2,374
Boral Finance Pty. Ltd. 3.000% due 11/01/2022	200	201

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

Boston Scientific Corp. 7.375% due 01/15/2040	12,750	19,440
Braskem Finance Ltd. 6.450% due 02/03/2024	300	334
Braskem Netherlands Finance BV 4.500% due 01/10/2028	4,100	4,092
Bristol-Myers Squibb Co.
3.200% due 06/15/2026	6,100	6,402
4.350% due 11/15/2047	10,800	12,880
British Airways Pass-Through Trust
3.300% due 06/15/2034	200	208
3.350% due 12/15/2030	100	103
Broadcom Corp.
3.125% due 01/15/2025	400	405
3.875% due 01/15/2027	7,400	7,685
Broadcom, Inc. 3.125% due 04/15/2021	5,000	5,061
Cameron LNG LLC
2.902% due 07/15/2031	900	902
3.402% due 01/15/2038	2,000	2,006
3.701% due 01/15/2039	1,400	1,430
Campbell Soup Co.
3.800% due 08/02/2042	400	392
3.950% due 03/15/2025	1,314	1,400
4.150% due 03/15/2028	3,700	4,016
4.800% due 03/15/2048	3,800	4,396
Canadian Natural Resources Ltd. 5.850% due 02/01/2035	2,090	2,574
Cenovus Energy, Inc.
4.250% due 04/15/2027	1,800	1,907
6.750% due 11/15/2039	200	255
Centene Corp.
4.250% due 12/15/2027	400	412
4.625% due 12/15/2029	1,700	1,795
Charter Communications Operating LLC
3.559% (US0003M + 1.650%) due 02/01/2024 ~	4,000	4,117
4.200% due 03/15/2028	2,200	2,344
4.800% due 03/01/2050	3,400	3,579
5.125% due 07/01/2049	10,800	11,739
5.375% due 04/01/2038	600	688
5.375% due 05/01/2047	2,200	2,465
5.750% due 04/01/2048	1,100	1,283
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029	600	613
7.000% due 06/30/2024	2,000	2,309
CHRISTUS Health 4.341% due 07/01/2028	6,400	7,067
City of Hope 4.378% due 08/15/2048	1,010	1,168
Colorado Interstate Gas Co. LLC 6.850% due 06/15/2037	1,300	1,557
Comcast Corp.
3.969% due 11/01/2047	728	802
3.999% due 11/01/2049	7,430	8,266
4.150% due 10/15/2028	7,000	7,880
4.400% due 08/15/2035	4,300	5,039
7.050% due 03/15/2033	7,590	10,874
Community Health Systems, Inc. 8.625% due 01/15/2024	4,400	4,675
Conagra Brands, Inc. 5.300% due 11/01/2038	11,900	14,126
Constellation Brands, Inc. 4.100% due 02/15/2048	7,000	7,314
Continental Resources, Inc. 5.000% due 09/15/2022	275	277
Corning, Inc. 5.450% due 11/15/2079	2,400	2,633
Cox Communications, Inc.
3.350% due 09/15/2026	8,400	8,676
4.600% due 08/15/2047	2,760	3,061
CRH America Finance, Inc.
3.400% due 05/09/2027	600	624
3.950% due 04/04/2028	300	324
4.400% due 05/09/2047	200	212
CRH America, Inc. 3.875% due 05/18/2025	2,600	2,778
Crown Castle Towers LLC
3.720% due 07/15/2043	600	621
4.241% due 07/15/2048	3,300	3,662
CSX Corp. 6.150% due 05/01/2037	800	1,064
CVS Pass-Through Trust
6.036% due 12/10/2028	93	104
7.507% due 01/10/2032	15,583	19,263
DAE Funding LLC
4.000% due 08/01/2020	100	101

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

5.000% due 08/01/2024	1,000	1,052
5.250% due 11/15/2021	1,700	1,768
5.750% due 11/15/2023	1,600	1,683
Danone S.A. 2.077% due 11/02/2021	200	200
Dell International LLC
4.420% due 06/15/2021	3,400	3,499
4.900% due 10/01/2026	1,200	1,321
5.300% due 10/01/2029	7,500	8,453
8.350% due 07/15/2046	2,400	3,304
Diamondback Energy, Inc. 2.875% due 12/01/2024	3,200	3,237
Discovery Communications LLC
5.000% due 09/20/2037	2,300	2,598
5.200% due 09/20/2047	2,400	2,794
Dominion Energy Gas Holdings LLC 3.000% due 11/15/2029	7,800	7,778
Energy Transfer Operating LP
5.300% due 04/15/2047	9,200	9,811
6.050% due 06/01/2041	3,200	3,611
6.625% due 10/15/2036	5,200	6,179
7.500% due 07/01/2038	4,135	5,323
Eni SpA
4.000% due 09/12/2023	3,700	3,903
4.750% due 09/12/2028	800	905
Enterprise Products Operating LLC
4.200% due 01/31/2050	1,300	1,397
4.450% due 02/15/2043	1,000	1,100
4.850% due 08/15/2042	642	745
4.850% due 03/15/2044	1,850	2,149
5.750% due 03/01/2035	600	723
5.950% due 02/01/2041	3,200	4,126
6.125% due 10/15/2039	1,000	1,307
6.450% due 09/01/2040	200	272
6.875% due 03/01/2033	10,000	13,612
Equinor ASA 3.250% due 11/18/2049	1,500	1,511
Expedia Group, Inc. 3.800% due 02/15/2028	3,500	3,570
Fair Isaac Corp. 5.250% due 05/15/2026	200	221
FedEx Corp. 4.950% due 10/17/2048	6,600	7,205
Fiserv, Inc.
3.200% due 07/01/2026	2,500	2,590
3.500% due 07/01/2029	1,300	1,367
Fox Corp.
4.709% due 01/25/2029	500	570
5.476% due 01/25/2039	200	245
GATX Corp. 2.611% (US0003M + 0.720%) due 11/05/2021 ~	5,300	5,324
General Electric Co.
5.500% due 01/08/2020	600	600
5.550% due 05/04/2020	300	303
5.550% due 01/05/2026	2,600	2,984
General Mills, Inc. 6.610% due 10/15/2022	5,200	5,370
Hackensack Meridian Health, Inc. 4.500% due 07/01/2057	1,340	1,577
Halliburton Co. 7.450% due 09/15/2039	1,100	1,587
HCA, Inc. 5.125% due 06/15/2039	2,900	3,210
Heineken NV 3.500% due 01/29/2028	12,100	12,820
Home Depot, Inc. 4.500% due 12/06/2048	9,000	11,097
Humana, Inc. 3.950% due 08/15/2049	600	629
Huntsman International LLC 4.500% due 05/01/2029	3,896	4,138
IHS Markit Ltd. 4.750% due 08/01/2028	1,100	1,228
Imperial Brands Finance PLC
3.125% due 07/26/2024	400	404
3.500% due 02/11/2023	200	205
Indonesia Asahan Aluminium Persero PT 5.710% due 11/15/2023	700	773
International Paper Co. 5.150% due 05/15/2046	4,700	5,401
Kansas City Southern
3.125% due 06/01/2026	1,800	1,837
4.200% due 11/15/2069	1,900	1,945
4.700% due 05/01/2048	4,300	5,036
4.950% due 08/15/2045	5,200	6,168

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

Kinder Morgan Energy Partners LP
6.500% due 09/01/2039	6,900	8,761
7.300% due 08/15/2033	3,000	4,012
Kraft Heinz Foods Co.
4.375% due 06/01/2046	1,800	1,772
5.200% due 07/15/2045	6,960	7,550
6.500% due 02/09/2040	9,600	11,648
6.875% due 01/26/2039	600	751
7.125% due 08/01/2039	4,650	5,955
L3Harris Technologies, Inc. 2.416% (US0003M + 0.480%) due 04/30/2020 ~	5,200	5,203
Las Vegas Sands Corp.
2.900% due 06/25/2025	2,000	2,025
3.500% due 08/18/2026	600	617
3.900% due 08/08/2029	1,300	1,359
Level 3 Financing, Inc.
3.400% due 03/01/2027	500	504
3.875% due 11/15/2029	1,000	1,009
Marathon Oil Corp. 6.600% due 10/01/2037	700	892
Marriott International, Inc.
3.600% due 04/15/2024	3,700	3,896
4.000% due 04/15/2028	2,100	2,269
Marvell Technology Group Ltd.
4.200% due 06/22/2023	7,000	7,392
4.875% due 06/22/2028	1,000	1,105
Masco Corp.
3.500% due 11/15/2027	700	724
4.500% due 05/15/2047	1,000	1,008
Massachusetts Institute of Technology 4.678% due 07/01/2114	2,740	3,521
McDonald’s Corp.
2.366% (US0003M + 0.430%) due 10/28/2021 ~	5,800	5,820
3.625% due 09/01/2049	960	978
3.800% due 04/01/2028	3,600	3,935
4.450% due 03/01/2047	1,000	1,148
4.450% due 09/01/2048	5,300	6,065
Memorial Health Services 3.447% due 11/01/2049	1,900	1,868
MGM China Holdings Ltd.
5.375% due 05/15/2024	1,000	1,042
5.875% due 05/15/2026	1,100	1,168
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021	300	300
Moody’s Corp. 5.250% due 07/15/2044	8,000	10,133
New York and Presbyterian Hospital
4.063% due 08/01/2056	900	991
4.763% due 08/01/2116	3,500	4,055
Norfolk Southern Corp. 5.100% due 08/01/2118	7,900	9,319
Northern Natural Gas Co. 4.300% due 01/15/2049	6,100	6,869
Northwell Healthcare, Inc. 4.260% due 11/01/2047	3,600	3,867
Norwegian Air Shuttle ASA Pass-Through Trust 4.875% due 11/10/2029	5,146	5,018
NVIDIA Corp. 3.200% due 09/16/2026	4,200	4,409
NXP BV
4.300% due 06/18/2029	1,400	1,515
5.350% due 03/01/2026	1,600	1,804
ONEOK Partners LP
4.900% due 03/15/2025	1,200	1,321
6.125% due 02/01/2041	1,700	2,046
Oracle Corp.
3.250% due 11/15/2027	7,100	7,525
3.800% due 11/15/2037	2,800	3,058
4.000% due 11/15/2047	1,100	1,229
4.300% due 07/08/2034	2,000	2,339
4.500% due 07/08/2044	900	1,069
Owens Corning 4.300% due 07/15/2047	1,100	1,043
Packaging Corp. of America 4.050% due 12/15/2049	2,300	2,394
PayPal Holdings, Inc. 2.200% due 09/26/2022	3,100	3,118
PeaceHealth Obligated Group 4.787% due 11/15/2048	2,730	3,355
Penske Truck Leasing Co. LP
2.700% due 11/01/2024	3,500	3,526
3.350% due 11/01/2029	700	700
4.450% due 01/29/2026	3,500	3,773
Pernod Ricard S.A. 4.450% due 01/15/2022	2,000	2,092

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

Pertamina Persero PT 6.500% due 11/07/2048	1,700	2,233
Petroleos Mexicanos
6.840% due 01/23/2030	1,900	2,029
7.690% due 01/23/2050	1,700	1,861
Post Holdings, Inc. 5.000% due 08/15/2026	2,300	2,434
QVC, Inc. 5.950% due 03/15/2043	3,500	3,278
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.838% due 09/30/2027	850	973
RELX Capital, Inc. 4.000% due 03/18/2029	6,700	7,274
Rockies Express Pipeline LLC 6.875% due 04/15/2040	4,700	4,916
S&P Global, Inc.
2.950% due 01/22/2027	200	207
4.000% due 06/15/2025	2,300	2,501
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	2,400	2,543
5.000% due 03/15/2027	2,700	2,971
5.625% due 04/15/2023	700	762
5.750% due 05/15/2024	1,100	1,227
5.875% due 06/30/2026	5,900	6,774
6.250% due 03/15/2022	800	859
salesforce.com, Inc. 3.700% due 04/11/2028	500	548
Sands China Ltd.
4.600% due 08/08/2023	800	846
5.125% due 08/08/2025	2,900	3,191
5.400% due 08/08/2028	500	565
Sasol Financing USA LLC 5.875% due 03/27/2024	1,400	1,516
Southern Co.
3.250% due 07/01/2026	500	521
4.250% due 07/01/2036	5,400	5,818
Spirit AeroSystems, Inc.
2.694% (US0003M + 0.800%) due 06/15/2021 ~	2,200	2,195
3.850% due 06/15/2026	1,300	1,325
4.600% due 06/15/2028	5,300	5,586
Spirit Airlines Pass-Through Trust 3.650% due 08/15/2031	462	476
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	1,400	1,414
4.738% due 09/20/2029	2,700	2,867
5.152% due 09/20/2029	4,800	5,246
Starbucks Corp. 4.450% due 08/15/2049	3,800	4,400
Suntory Holdings Ltd. 2.550% due 06/28/2022	1,300	1,307
Syngenta Finance NV 5.182% due 04/24/2028	4,300	4,633
Telefonica Emisiones S.A.
5.213% due 03/08/2047	5,000	5,927
7.045% due 06/20/2036	7,100	9,931
Tencent Holdings Ltd.
2.894% (US0003M + 0.910%) due 04/11/2024 ~	4,300	4,323
3.595% due 01/19/2028	4,000	4,178
3.975% due 04/11/2029	6,800	7,348
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/2028	3,000	3,837
7.625% due 04/01/2037	4,720	6,426
8.375% due 06/15/2032	3,600	5,019
Texas Eastern Transmission LP 7.000% due 07/15/2032	3,250	4,358
Time Warner Cable LLC
5.875% due 11/15/2040	500	574
6.550% due 05/01/2037	7,250	8,889
6.750% due 06/15/2039	1,300	1,650
7.300% due 07/01/2038	1,225	1,597
Topaz Solar Farms LLC 4.875% due 09/30/2039	4,758	4,942
Transcontinental Gas Pipe Line Co. LLC
4.000% due 03/15/2028	1,200	1,276
4.600% due 03/15/2048	2,000	2,190
Transurban Finance Co. Pty. Ltd. 4.125% due 02/02/2026	300	317
Trimble, Inc. 4.900% due 06/15/2028	4,700	5,132
Tyson Foods, Inc.
2.250% due 08/23/2021	700	702
5.100% due 09/28/2048	1,700	2,137
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	4,110	4,326
4.625% due 12/03/2026	3,608	3,898
5.900% due 04/01/2026	2,340	2,602

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

United Airlines Pass-Through Trust
2.700% due 11/01/2033	600	603
2.875% due 04/07/2030	626	635
3.100% due 04/07/2030	537	544
4.000% due 10/11/2027	1,502	1,600
4.300% due 02/15/2027	10,913	11,716
4.550% due 02/25/2033	2,360	2,555
United Technologies Corp. 4.450% due 11/16/2038	1,900	2,248
UnitedHealth Group, Inc. 4.750% due 07/15/2045	5,700	7,008
University of Notre Dame du Lac 3.394% due 02/15/2048	7,000	7,471
University of Southern California 3.841% due 10/01/2047	2,800	3,182
Valero Energy Corp. 4.000% due 04/01/2029	1,000	1,079
Valley Children’s Hospital 4.399% due 03/15/2048	2,000	2,261
Viterra, Inc. 5.950% due 08/01/2020	200	204
VMware, Inc. 2.300% due 08/21/2020	2,300	2,303
Walt Disney Co.
2.750% due 09/01/2049	6,400	6,037
3.375% due 11/15/2026	1,400	1,509
4.750% due 11/15/2046	700	893
5.400% due 10/01/2043	3,600	4,899
6.200% due 12/15/2034	2,000	2,807
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/2028	6,700	7,372
WestJet Airlines Ltd. 3.500% due 06/16/2021	2,000	2,032
Woodside Finance Ltd.
3.700% due 09/15/2026	7,000	7,289
3.700% due 03/15/2028	2,500	2,588
WRKCo, Inc.
4.000% due 03/15/2028	2,700	2,905
4.650% due 03/15/2026	2,800	3,089
4.900% due 03/15/2029	900	1,024
Wyndham Destinations, Inc. 4.625% due 03/01/2030	700	703
Wynn Macau Ltd. 5.125% due 12/15/2029	800	818
Yara International ASA 4.750% due 06/01/2028	4,600	4,999
Zimmer Biomet Holdings, Inc. 3.700% due 03/19/2023	600	625
Zoetis, Inc.
3.000% due 09/12/2027	2,200	2,261
3.900% due 08/20/2028	4,300	4,664
		981,016
UTILITIES 13.7%
AEP Texas, Inc.
3.450% due 01/15/2050	1,500	1,503
3.950% due 06/01/2028	2,500	2,717
4.150% due 05/01/2049	1,100	1,219
6.650% due 02/15/2033	1,800	2,430
Alabama Power Co. 4.300% due 07/15/2048	2,000	2,314
American Transmission Systems, Inc. 5.000% due 09/01/2044	200	251
American Water Capital Corp.
3.750% due 09/01/2047	3,400	3,595
4.150% due 06/01/2049	5,000	5,654
AT&T, Inc.
4.350% due 03/01/2029	1,800	2,002
4.500% due 05/15/2035	700	780
4.500% due 03/09/2048	265	293
4.550% due 03/09/2049	30,507	33,834
5.150% due 11/15/2046	400	478
5.150% due 02/15/2050	7,800	9,397
5.350% due 09/01/2040	2,932	3,536
Avangrid, Inc. 3.800% due 06/01/2029	3,400	3,606
Bell Canada, Inc. 4.300% due 07/29/2049	3,900	4,412
Berkshire Hathaway Energy Co. 6.125% due 04/01/2036	1,946	2,682
BG Energy Capital PLC 5.125% due 10/15/2041	6,100	7,700
BP Capital Markets America, Inc. 4.234% due 11/06/2028	2,500	2,826

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

British Telecommunications PLC
4.500% due 12/04/2023	12,400	13,348
9.625% due 12/15/2030	730	1,122
Cleco Corporate Holdings LLC 3.743% due 05/01/2026	7,100	7,336
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030	2,200	2,470
Consolidated Edison Co. of New York, Inc.
4.500% due 05/15/2058	2,500	2,901
4.625% due 12/01/2054	1,200	1,455
Duke Energy Carolinas LLC
3.750% due 06/01/2045	2,000	2,155
4.000% due 09/30/2042	400	446
Duke Energy Corp. 3.400% due 06/15/2029	800	837
Duke Energy Florida LLC
3.800% due 07/15/2028	3,100	3,394
3.850% due 11/15/2042	4,600	4,993
6.350% due 09/15/2037	200	280
Duke Energy Ohio, Inc. 5.400% due 06/15/2033	110	134
Duke Energy Progress LLC 6.300% due 04/01/2038	800	1,113
Edison International
3.125% due 11/15/2022	2,000	2,032
5.750% due 06/15/2027	700	786
Electricite de France S.A. 5.000% due 09/21/2048	300	357
Enel Finance International NV
2.875% due 05/25/2022	2,100	2,127
3.500% due 04/06/2028	6,300	6,447
3.625% due 05/25/2027	1,100	1,139
Exelon Corp. 5.100% due 06/15/2045	19,400	23,354
Florida Power & Light Co.
3.700% due 12/01/2047	1,100	1,199
3.950% due 03/01/2048	1,300	1,481
4.050% due 10/01/2044	1,805	2,055
Indiana Michigan Power Co. 6.050% due 03/15/2037	800	1,048
ITC Holdings Corp. 2.700% due 11/15/2022	7,400	7,493
Jersey Central Power & Light Co. 4.300% due 01/15/2026	800	871
Kentucky Utilities Co. 4.375% due 10/01/2045	2,300	2,675
Monongahela Power Co. 3.550% due 05/15/2027	1,100	1,146
National Grid USA 5.803% due 04/01/2035	120	146
New England Power Co. 3.800% due 12/05/2047	2,300	2,412
New York State Electric & Gas Corp.
3.250% due 12/01/2026	8,900	9,230
3.300% due 09/15/2049	2,500	2,394
NextEra Energy Capital Holdings, Inc.
1.950% due 09/01/2022	4,300	4,314
3.200% due 02/25/2022	5,900	6,051
5.650% due 05/01/2079 ●	2,600	2,880
Niagara Mohawk Power Corp. 4.119% due 11/28/2042	3,500	3,804
Northern States Power Co. 3.600% due 09/15/2047	6,300	6,724
Oglethorpe Power Corp. 5.050% due 10/01/2048	7,000	8,233
Ohio Power Co.
5.375% due 10/01/2021	700	742
5.850% due 10/01/2035	100	128
ONEOK, Inc.
4.550% due 07/15/2028	1,600	1,759
5.200% due 07/15/2048	12,400	14,053
Pacific Gas & Electric Co.
4.000% due 12/01/2046 ^(a)	600	597
6.350% due 02/15/2038 ^(a)	11,900	12,633
PacifiCorp
4.125% due 01/15/2049	10,100	11,530
5.750% due 04/01/2037	60	79
6.000% due 01/15/2039	2,040	2,795
6.100% due 08/01/2036	60	81
Pennsylvania Electric Co.
3.600% due 06/01/2029	3,300	3,478
5.200% due 04/01/2020	200	201
Perusahaan Listrik Negara PT
4.375% due 02/05/2050	3,800	3,855
4.875% due 07/17/2049	400	434
6.250% due 01/25/2049	2,600	3,375

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

Petrobras Global Finance BV
5.093% due 01/15/2030	6,188	6,638
6.125% due 01/17/2022	3,224	3,450
Piedmont Natural Gas Co., Inc. 3.500% due 06/01/2029	1,900	2,032
Plains All American Pipeline LP 5.150% due 06/01/2042	2,400	2,420
PPL Capital Funding, Inc. 4.000% due 09/15/2047	6,500	6,646
Progress Energy, Inc. 7.750% due 03/01/2031	3,500	4,925
Public Service Electric & Gas Co. 4.000% due 06/01/2044	5,700	6,290
San Diego Gas & Electric Co.
4.100% due 06/15/2049	4,600	5,089
4.150% due 05/15/2048	9,400	10,332
SES S.A.
3.600% due 04/04/2023	4,600	4,707
5.300% due 04/04/2043	3,800	3,666
Sierra Pacific Power Co. 6.750% due 07/01/2037	3,600	5,028
Sinopec Group Overseas Development Ltd. 4.125% due 09/12/2025	9,900	10,704
Southern California Edison Co.
3.400% due 06/01/2023	300	311
3.650% due 03/01/2028	200	214
3.900% due 12/01/2041	500	497
3.900% due 03/15/2043	3,300	3,382
4.000% due 04/01/2047	11,550	12,143
6.000% due 01/15/2034	3,600	4,432
6.650% due 04/01/2029	400	482
Southern California Gas Co.
3.950% due 02/15/2050	1,600	1,790
4.125% due 06/01/2048	5,300	5,890
Southwestern Electric Power Co. 6.200% due 03/15/2040	2,200	2,896
SP Group Treasury Pte Ltd. 3.375% due 02/27/2029	5,100	5,464
Transcanada Trust 5.300% due 03/15/2077 ●	800	823
Verizon Communications, Inc.
4.522% due 09/15/2048	19,591	23,469
4.862% due 08/21/2046	5,100	6,321
5.500% due 03/16/2047	3,800	5,151
Vodafone Group PLC
4.250% due 09/17/2050	400	418
4.875% due 06/19/2049	5,600	6,501
5.250% due 05/30/2048	15,200	18,299
Washington Gas Light Co. 3.650% due 09/15/2049	1,600	1,609
Wisconsin Electric Power Co. 4.300% due 12/15/2045	3,600	4,102
		465,472
Total Corporate Bonds & Notes (Cost $1,981,952)		2,174,450
MUNICIPAL BONDS & NOTES 3.7%
CALIFORNIA 1.0%
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035	6,800	9,715
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	900	1,310
Riverside, California Electric Revenue Bonds, (BABs), Series 2010 7.605% due 10/01/2040	1,400	2,241
Tulare County, California Revenue Bonds, Series 2018 4.109% due 06/01/2029	2,700	2,969
Tulare County, California Revenue Notes, Series 2018 4.009% due 06/01/2028	1,000	1,100
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	14,500	17,920
		35,255
COLORADO 0.1%
Colorado State Certificates of Participation Bonds, (BABs), Series 2009 6.650% due 09/15/2045	1,000	1,505
DELAWARE 0.0%
University of Delaware Revenue Bonds, Series 2018 4.221% due 11/01/2058	500	594

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

FLORIDA 0.1%
Miami-Dade County, Florida Aviation Revenue Notes, Series 2018
3.712% due 10/01/2027	3,000	3,235
3.762% due 10/01/2028	500	542
		3,777
GEORGIA 0.2%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.637% due 04/01/2057	5,293	7,137
ILLINOIS 0.5%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010 6.200% due 12/01/2040	10,900	14,280
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040	500	676
Illinois State General Obligation Bonds, (BABs), Series 2010 6.725% due 04/01/2035	100	118
		15,074
KANSAS 0.1%
Kansas Development Finance Authority Revenue Bonds, Series 2015 4.927% due 04/15/2045	2,600	3,257
MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010 6.413% due 01/01/2040	3,100	4,383
NEW JERSEY 0.1%
Rutgers The State University of New Jersey Revenue Bonds, Series 2019 3.270% due 05/01/2043	1,500	1,486
NEW MEXICO 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.406% due 08/01/2046	1,000	1,150
NEW YORK 0.6%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009 7.336% due 11/15/2039	500	783
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2018 3.480% due 08/01/2026	4,245	4,539
New York State Thruway Authority Revenue Bonds, Series 2019 2.900% due 01/01/2035	4,545	4,535
Port Authority of New York & New Jersey Revenue Bonds, Series 2012 4.458% due 10/01/2062	7,500	9,211
		19,068
OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010 7.834% due 02/15/2041	800	1,253
Ohio State University Revenue Bonds, Series 2011 4.800% due 06/01/2111	4,935	6,272
		7,525
PENNSYLVANIA 0.0%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2016 4.014% due 06/01/2033	600	663
TEXAS 0.5%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009 7.088% due 01/01/2042	5,450	7,572
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	10,025	10,113
		17,685
WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047	7,445	7,742
Total Municipal Bonds & Notes (Cost $104,086)		126,301
U.S. GOVERNMENT AGENCIES 24.1%
Fannie Mae
0.000% due 03/23/2028 - 05/15/2030 (b)	43,912	34,364
1.711% due 07/25/2037 ●	12	12

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

1.779% due 03/25/2036 ●	4	4
2.192% due 09/25/2032 ●	4	4
2.442% due 08/25/2040 ●	657	663
3.000% due 10/25/2046 - 12/25/2046	1,543	1,508
3.250% due 11/01/2042	2,687	2,747
3.300% due 07/01/2036	1,614	1,665
3.527% due 06/01/2043 ●	89	90
3.703% due 10/01/2035 ●	109	114
3.705% due 04/01/2035 ●	364	380
3.750% due 01/01/2029	4,695	5,134
3.790% due 01/01/2029	4,200	4,538
3.840% due 01/01/2031	7,484	8,237
3.840% due 06/01/2035 ●	551	571
3.847% due 12/01/2034 ●	263	272
3.851% due 06/01/2035 ●	569	591
3.905% due 11/01/2035 ●	11	11
3.921% due 09/01/2035 ●	20	21
3.990% due 01/01/2029	2,275	2,517
4.209% due 12/01/2033 ●	21	22
4.234% due 05/25/2035 ~	315	331
4.427% due 08/01/2035 ●	32	34
4.537% due 11/01/2034 ●	483	513
5.000% due 08/25/2033	47	52
5.500% due 04/25/2033 - 09/25/2035	4,927	5,939
5.900% due 07/25/2042	8	9
6.000% due 07/25/2031 - 03/25/2036	899	1,172
6.080% due 09/01/2028	1,800	2,356
6.488% due 05/25/2032 þ	1	1
Federal Farm Credit Bank
5.125% due 07/09/2029	500	628
5.750% due 12/07/2028	20	26
Freddie Mac
0.000% due 03/15/2031 (b)	11,600	8,854
2.140% due 01/15/2033 ●	3	3
2.240% due 09/15/2030 ●	2	2
3.378% due 02/25/2045 ●	6	6
3.439% due 10/25/2044 ●	26	26
3.920% due 10/01/2035 ●	21	22
4.577% due 06/01/2035 ●	10	10
4.629% due 04/01/2035 ●	40	42
5.000% due 03/01/2038 - 12/01/2038	637	695
5.500% due 02/15/2024	56	58
6.000% due 06/15/2035 - 10/01/2037	490	622
6.500% due 10/25/2043	61	73
Ginnie Mae 3.875% due 05/20/2030 ●	46	47
Israel Government AID Bond 0.000% due 11/01/2024 (b)	7,100	6,427
Residual Funding Corp. STRIPS 0.000% due 01/15/2030 - 04/15/2030 (b)	108,567	84,929
Resolution Funding Corp. STRIPS 0.000% due 07/15/2026 - 07/15/2029 (b)	30,294	25,183
Small Business Administration
5.290% due 12/01/2027	205	217
5.510% due 11/01/2027	48	52
Uniform Mortgage-Backed Security
2.500% due 11/01/2049	200	198
4.000% due 09/01/2048 - 08/01/2049	365	380
5.500% due 04/01/2031 - 04/01/2049	6,229	6,700
Uniform Mortgage-Backed Security, TBA
2.500% due 01/01/2050 - 02/01/2050	74,000	73,092
3.000% due 02/01/2050	26,500	26,844
3.500% due 01/01/2050 - 02/01/2050	67,300	69,188
4.000% due 01/01/2050 - 02/01/2050	417,000	433,673
4.500% due 02/01/2050	3,800	4,003
Total U.S. Government Agencies (Cost $787,194)		815,872
U.S. TREASURY OBLIGATIONS 25.3%
U.S. Treasury Bonds
2.250% due 08/15/2049 (g)	31,096	30,139
2.750% due 11/15/2042 (g)	12,500	13,329
2.875% due 05/15/2049 (g)	2,015	2,219
3.000% due 05/15/2042 (g)	19,100	21,232
3.000% due 08/15/2048 (g)	7,990	8,991
3.750% due 11/15/2043 (g)	97,400	121,700
4.250% due 11/15/2040 (g)	3,100	4,100
4.375% due 05/15/2040 (g)(k)	830	1,114
4.375% due 05/15/2041 (g)	15,200	20,475
4.500% due 08/15/2039 (g)(k)	2,000	2,712
4.750% due 02/15/2037 (g)	3,200	4,400
4.750% due 02/15/2041 (g)	2,480	3,496
6.250% due 05/15/2030 (k)	40	56
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2022 (i)	8,042	8,031
0.375% due 01/15/2027 (i)(k)	10,424	10,585

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

0.375% due 07/15/2027 (g)(i)(k)	4,692	4,787
0.500% due 01/15/2028 (g)(i)(k)	19,739	20,255
0.625% due 01/15/2026 (i)(k)	5,383	5,549
0.750% due 07/15/2028 (g)(i)	58,919	62,004
0.875% due 01/15/2029 (g)	11,456	12,169
0.875% due 02/15/2047 (g)	9,808	10,520
1.000% due 02/15/2048 (g)(k)	14,078	15,592
1.750% due 01/15/2028 (i)(k)	9,434	10,601
2.500% due 01/15/2029 (g)(i)	26,789	32,296
U.S. Treasury Notes
1.125% due 07/31/2021 (g)(i)	111,439	110,607
1.375% due 05/31/2021 (g)	113,900	113,550
1.500% due 09/30/2024 (g)	2,240	2,220
1.500% due 11/30/2024	3,900	3,865
1.625% due 09/30/2026 (g)(k)	9,090	8,973
1.625% due 11/30/2026	2,540	2,505
1.750% due 11/15/2029 (g)	29,545	29,080
U.S. Treasury STRIPS (b)
0.000% due 05/15/2034 (b)(i)	71,900	51,903
0.000% due 08/15/2034 (b)	32,970	23,610
0.000% due 05/15/2035 (b)(i)	32,500	22,806
0.000% due 11/15/2036 (b)	37,600	25,317
0.000% due 08/15/2037 (b)(i)	8,900	5,863
0.000% due 08/15/2040 (b)(i)	5,930	3,676
0.000% due 05/15/2044 (b)(i)	15,400	8,524
0.000% due 08/15/2044 (b)	18,300	10,070
0.000% due 11/15/2044 (b)	11,350	6,205
Total U.S. Treasury Obligations (Cost $827,144)		855,126
NON-AGENCY MORTGAGE-BACKED SECURITIES 5.6%
1345 Avenue of the Americas & Park Avenue Plaza Trust 5.278% due 08/10/2035	6,000	6,580
American Home Mortgage Assets Trust
1.912% due 10/25/2046 ●	145	139
3.159% due 11/25/2046 ●	1,799	879
American Home Mortgage Investment Trust 3.907% due 02/25/2045 ●	8	8
BAMLL Commercial Mortgage Securities Trust
2.790% due 04/15/2036 ●	7,000	6,999
2.940% due 03/15/2034 ●	2,400	2,409
Banc of America Funding Trust
4.321% due 01/20/2047 ^~	32	32
4.446% due 02/20/2036 ~	343	343
4.675% due 05/25/2035 ~	8	8
Banc of America Mortgage Trust 4.261% due 08/25/2035 ^~	867	879
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	2,500	2,747
4.957% due 08/10/2035 ~	8,700	9,428
Bear Stearns Adjustable Rate Mortgage Trust
2.781% due 11/25/2030 ~	44	43
3.963% due 11/25/2034 ~	23	23
4.253% due 02/25/2034 ~	7	8
4.270% due 10/25/2035 ●	59	61
4.333% due 05/25/2047 ^~	977	954
5.125% due 05/25/2034 ~	1	1
Bear Stearns ALT-A Trust
3.816% due 11/25/2036 ^~	142	118
4.103% due 09/25/2035 ^~	3,590	2,979
4.480% due 11/25/2036 ~	186	173
BWAY Mortgage Trust 3.454% due 03/10/2033	7,280	7,587
Chase Mortgage Finance Trust
4.172% due 03/25/2037 ^~	343	345
5.500% due 11/25/2035	3,103	3,040
ChaseFlex Trust 2.072% due 05/25/2037 ●	6,648	6,402
Citigroup Mortgage Loan Trust
1.862% due 01/25/2037 ●	43	40
2.592% due 08/25/2035 ^●	209	196
3.258% due 04/25/2066 ~	867	870
4.380% due 10/25/2035 ●	34	35
Citigroup Mortgage Loan Trust, Inc.
3.840% due 09/25/2035 ●	90	90
4.550% due 09/25/2035 ●	56	56
Commercial Mortgage Trust
3.140% due 10/10/2036	4,300	4,421
3.815% due 04/10/2033 ~	7,300	7,738
Countrywide Alternative Loan Trust
1.960% due 12/20/2046 ^●	814	715
1.975% due 03/20/2046 ●	203	189
1.982% due 09/25/2046 ^●	1,019	968
2.002% due 05/25/2036 ●	5,262	4,755
2.072% due 02/25/2037 ●	84	78
5.500% due 09/25/2035 ^	2,077	1,993

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

5.500% due 10/25/2035	4,904	4,305
5.500% due 11/25/2035	831	696
5.500% due 03/25/2036 ^	88	63
6.250% due 08/25/2037 ^	147	123
Countrywide Home Loan Mortgage Pass-Through Trust
2.252% due 05/25/2035 ●	82	76
2.432% due 03/25/2035 ●	227	208
3.711% due 02/20/2036 ^●	68	60
3.793% due 02/20/2036 ^●	147	145
3.832% due 02/20/2035 ~	15	15
3.841% due 11/25/2034 ~	86	87
3.878% due 08/25/2034 ^~	14	14
3.939% due 11/20/2034 ~	14	14
4.171% due 08/25/2034 ^~	24	24
4.177% due 04/20/2035 ~	8	9
5.250% due 05/25/2035	152	130
Countrywide Home Loan Reperforming REMIC Trust 2.212% due 07/25/2036 ●	3,486	3,358
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 3.885% due 07/25/2033 ~	16	17
Credit Suisse Mortgage Capital Certificates 1.878% due 11/27/2036 ●	6,245	6,250
Credit Suisse Mortgage Capital Trust
3.318% due 12/25/2059 ~	800	801
3.319% due 10/27/2059 ~	2,986	2,989
DBUBS Mortgage Trust 3.086% due 07/12/2044 ●	1,317	1,320
DLJ Mortgage Acceptance Corp. 4.800% due 11/25/2023 ~	4	4
Downey Savings & Loan Association Mortgage Loan Trust 2.024% due 08/19/2045 ●	103	101
First Horizon Mortgage Pass-Through Trust
4.290% due 12/25/2034 ~	3	3
4.664% due 08/25/2035 ~	17	14
GS Mortgage Securities Trust
2.777% due 10/10/2049	2,720	2,769
3.602% due 10/10/2049 ~	5,225	5,254
GSMPS Mortgage Loan Trust 2.142% due 01/25/2036 ●	570	500
GSR Mortgage Loan Trust
4.133% due 11/25/2035 ~	7	8
4.269% due 09/25/2035 ~	38	39
HarborView Mortgage Loan Trust
1.944% due 07/19/2046 ^●	1,845	1,270
1.954% due 01/19/2038 ●	557	531
1.969% due 12/19/2036 ●	3,654	3,262
2.004% due 03/19/2036 ^●	152	147
4.235% due 07/19/2035 ^~	30	29
IndyMac Mortgage Loan Trust
1.992% due 06/25/2046 ●	631	566
3.670% due 04/25/2037 ~	137	129
3.713% due 04/25/2037 ^~	208	184
3.855% due 12/25/2034 ~	15	16
JPMBB Commercial Mortgage Securities Trust 3.379% due 09/15/2050	3,600	3,735
JPMorgan Mortgage Trust
2.692% due 11/25/2049 ●	5,334	5,331
2.692% due 12/25/2049 ●	2,520	2,519
3.826% due 01/25/2037 ^~	35	34
4.305% due 07/25/2035 ~	1,911	1,963
4.611% due 02/25/2035 ~	5	5
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ	2,036	2,037
MASTR Adjustable Rate Mortgages Trust
2.002% due 04/25/2046 ●	607	559
4.696% due 11/21/2034 ~	81	83
MASTR Alternative Loan Trust 5.500% due 01/25/2025	46	46
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 2.440% due 11/15/2031 ●	39	39
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 2.180% due 12/15/2030 ●	53	52
Merrill Lynch Mortgage Investors Trust
2.002% due 02/25/2036 ●	222	217
4.138% due 05/25/2033 ~	17	18
4.194% due 02/25/2034 ~	9	9
4.798% due 07/25/2034 ~	102	104
4.870% due 05/25/2033 ~	8	8
Morgan Stanley Bank of America Merrill Lynch Trust 2.729% due 09/15/2049	3,100	3,155
Morgan Stanley Capital Trust 4.418% due 07/11/2040	3,500	3,924
New Residential Mortgage Loan Trust 4.500% due 05/25/2058 ~	3,959	4,179
Prime Mortgage Trust 2.192% due 02/25/2034 ●	2	2

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

Residential Accredit Loans, Inc. Trust
2.002% due 04/25/2046 ●		209	88
6.000% due 06/25/2036 ^		52	49
6.000% due 08/25/2036 ^		1,239	1,184
Residential Asset Securitization Trust
2.192% due 01/25/2046 ^●		228	98
2.242% due 04/25/2035 ^●		63	49
Structured Adjustable Rate Mortgage Loan Trust
2.012% due 05/25/2037 ●		175	171
2.112% due 10/25/2035 ●		58	56
3.639% due 01/25/2035 ^●		63	62
3.890% due 12/25/2034 ~		86	87
4.241% due 08/25/2035 ~		22	23
Structured Asset Mortgage Investments Trust
2.002% due 04/25/2036 ●		866	879
2.012% due 05/25/2036 ●		217	210
2.014% due 07/19/2035 ●		34	34
2.072% due 02/25/2036 ^●		449	435
2.102% due 12/25/2035 ^●		6	6
2.424% due 10/19/2034 ●		20	20
Structured Asset Securities Corp. 3.936% due 12/25/2033 ~		15	15
Towd Point Mortgage Funding PLC 1.820% due 10/20/2051 ●	GBP	21,601	28,779
WaMu Mortgage Pass-Through Certificates Trust
2.062% due 12/25/2045 ●		$57	57
2.082% due 10/25/2045 ●		812	801
2.102% due 01/25/2045 ●		41	41
2.162% due 05/25/2034 ●		532	486
2.627% due 05/25/2046 ●		36	35
2.627% due 08/25/2046 ●		8,783	8,589
2.627% due 09/25/2046 ●		20	21
2.627% due 10/25/2046 ●		5	5
2.627% due 11/25/2046 ●		69	70
2.939% due 02/25/2047 ^●		560	544
2.939% due 03/25/2047 ^●		335	311
2.969% due 01/25/2047 ●		2	2
2.999% due 04/25/2047 ●		1,331	1,339
3.239% due 08/25/2046 ●		1,542	1,455
3.337% due 12/25/2036 ^~		278	267
3.639% due 08/25/2042 ●		2	2
3.974% due 02/25/2037 ^~		343	340
3.995% due 07/25/2037 ^~		33	31
4.839% due 03/25/2034 ~		118	120
Washington Mutual Mortgage Pass-Through Certificates Trust 3.209% due 05/25/2046 ^●		496	433
Worldwide Plaza Trust 3.526% due 11/10/2036		3,300	3,479
Total Non-Agency Mortgage-Backed Securities (Cost $180,645)			188,551
ASSET-BACKED SECURITIES 2.5%
Aircraft Certificate Owner Trust 7.001% due 09/20/2022		379	395
Barings BDC Static CLO Ltd. 3.021% due 04/15/2027 ●		3,056	3,056
Bear Stearns Asset-Backed Securities Trust
4.276% due 07/25/2036 ~		68	68
4.759% due 10/25/2036 ~		26	26
Citigroup Mortgage Loan Trust 1.852% due 07/25/2045 ●		10	8
Countrywide Asset-Backed Certificates 2.032% due 04/25/2037 ●		616	499
Countrywide Asset-Backed Certificates Trust 3.042% due 07/25/2035 ●		100	101
Credit-Based Asset Servicing & Securitization LLC
1.912% due 07/25/2037 ●		23	15
2.692% due 07/25/2035 ●		58	58
4.097% due 04/25/2037 þ		492	497
Credit-Based Asset Servicing & Securitization Trust 1.862% due 01/25/2037 ^●		30	14
Crown Point CLO Ltd. 2.942% due 07/17/2028 ●		3,100	3,086
Dryden Senior Loan Fund 2.886% due 10/15/2027 ●		3,400	3,395
ECMC Group Student Loan Trust 2.542% due 02/27/2068 ●		1,656	1,629
Encore Credit Receivables Trust 2.452% due 07/25/2035 ●		5,621	5,583
First NLC Trust 1.862% due 08/25/2037 ●		19	12
Fremont Home Loan Trust 2.857% due 06/25/2035 ●		5,100	5,106
Gallatin CLO Ltd. 3.016% due 01/21/2028 ●		5,700	5,700

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

Gateway Casinos & Entertainment Ltd. 5.000% due 03/12/2038 «	CAD	4,179	3,330
GE-WMC Mortgage Securities Trust 1.832% due 08/25/2036 ●		$1	1
GSAMP Trust
1.862% due 12/25/2036 ●		7	4
1.952% due 04/25/2036 ●		298	220
1.992% due 11/25/2036 ●		247	153
1.992% due 01/25/2047 ●		7,517	4,583
Horizon Aircraft Finance Ltd. 4.458% due 12/15/2038		2,366	2,431
Legacy Mortgage Asset Trust 3.438% due 05/25/2059 þ		1,074	1,081
Lehman ABS Mortgage Loan Trust 1.882% due 06/25/2037 ●		17	12
Long Beach Mortgage Loan Trust
1.947% due 08/25/2036 ●		533	344
2.352% due 10/25/2034 ●		5	5
M360 Advisors LLC 4.395% due 07/24/2028		594	596
MASTR Asset-Backed Securities Trust
2.012% due 11/25/2036 ●		3,665	2,590
2.617% due 10/25/2034 ●		4,712	4,725
MASTR Specialized Loan Trust 2.052% due 02/25/2036 ●		4,796	4,750
MESA Trust 2.592% due 12/25/2031 ●		23	23
Morgan Stanley ABS Capital, Inc. Trust 2.122% due 02/25/2037 ●		5,551	3,442
New Century Home Equity Loan Trust
2.532% due 08/25/2034 ●		15	15
2.872% due 01/25/2034 ●		227	228
4.671% due 08/25/2035 þ		114	116
NovaStar Mortgage Funding Trust 1.962% due 01/25/2037 ●		7,175	3,444
OneMain Direct Auto Receivables Trust 3.430% due 12/16/2024		1,700	1,723
Palmer Square CLO Ltd. 2.760% due 08/15/2026 ●		2,670	2,672
Securitized Asset-Backed Receivables LLC Trust 1.922% due 05/25/2037 ^●		51	39
SLM Student Loan Trust 3.440% due 04/25/2023 ●		4,212	4,226
Soundview Home Loan Trust
1.872% due 06/25/2037 ●		12	9
1.902% due 01/25/2037 ●		1,050	838
1.962% due 07/25/2037 ●		489	445
Vericrest Opportunity Loan Transferee LLC 3.125% due 09/25/2047 þ		3,488	3,500
Wells Fargo Home Equity Asset-Backed Securities Trust 2.062% due 07/25/2036 ●		3,400	3,385
Zais CLO Ltd. 3.151% due 04/15/2028 ●		5,200	5,202
Total Asset-Backed Securities (Cost $83,008)			83,380
SOVEREIGN ISSUES 3.2%
Argentina Government International Bond
5.250% due 01/15/2028	EUR	300	150
5.875% due 01/11/2028		$4,800	2,270
6.875% due 01/11/2048		4,400	2,122
Colombia Government International Bond 7.375% due 09/18/2037		720	1,025
Indonesia Government International Bond
1.400% due 10/30/2031	EUR	3,300	3,694
4.750% due 07/18/2047		$6,800	7,848
Israel Government International Bond 3.250% due 01/17/2028		3,800	4,090
Korea Expressway Corp. 3.625% due 10/22/2021		1,700	1,745
Mexico Government International Bond
4.500% due 01/31/2050		5,707	6,181
4.600% due 01/23/2046		3,335	3,630
5.750% due 10/12/2110		10,400	12,339
Peru Government International Bond
5.400% due 08/12/2034	PEN	600	191
5.940% due 02/12/2029		17,450	5,941
6.150% due 08/12/2032		9,500	3,264
6.350% due 08/12/2028		3,000	1,051
6.950% due 08/12/2031		15,000	5,469
8.200% due 08/12/2026		27,100	10,408
Perusahaan Penerbit SBSN Indonesia 4.450% due 02/20/2029		$5,500	6,080
Qatar Government International Bond 3.875% due 04/23/2023		4,500	4,757

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

South Africa Government International Bond 8.250% due 03/31/2032	ZAR	17,600	1,153
Spain Government International Bond 5.150% due 10/31/2044	EUR	8,800	18,268
Uruguay Government International Bond 4.975% due 04/20/2055		$4,500	5,318
Total Sovereign Issues (Cost $101,401)			106,994
		SHARES
PREFERRED SECURITIES 0.9%
BANKING & FINANCE 0.3%
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(d)		1,100,000	1,125
Goldman Sachs Group, Inc. 4.950% due 02/10/2025 ●(d)		900,000	934
JPMorgan Chase & Co. 6.100% due 10/01/2024 ●(d)		2,000,000	2,184
Northern Trust Corp. 4.600% due 10/01/2026 ●(d)		4,900,000	5,128
			9,371
INDUSTRIALS 0.3%
General Electric Co. 5.000% due 01/21/2021 ●(d)		2,000,000	1,962
NBCUniversal Enterprise, Inc. 5.250% due 03/19/2021 (d)		10,000,000	10,328
			12,290
UTILITIES 0.3%
CenterPoint Energy, Inc. 6.125% due 09/01/2023 ●(d)		5,616,000	5,943
Entergy Louisiana LLC 4.700% due 06/01/2063		20,000	513
Entergy Texas, Inc. 5.625% due 06/01/2064		156,000	4,270
			10,726
Total Preferred Securities (Cost $30,630)			32,387
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.2%
CERTIFICATES OF DEPOSIT 0.2%
Lloyds Bank Corporate Markets PLC 2.512% (US0003M + 0.500%) due 10/26/2020 ~		$6,600	6,614
REPURCHASE AGREEMENTS (f) 1.0%			34,123
Total Short-Term Instruments (Cost $40,723)			40,737
Total Investments in Securities (Cost $4,137,883)			4,424,906
		SHARES
INVESTMENTS IN AFFILIATES 4.4%
SHORT-TERM INSTRUMENTS 4.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%
PIMCO Short Asset Portfolio		11,247,385	111,979
PIMCO Short-Term Floating NAV Portfolio III		3,673,115	36,338
Total Short-Term Instruments (Cost $148,996)			148,317
Total Investments in Affiliates (Cost $148,996)			148,317
Total Investments 135.1% (Cost $4,286,879)			$4,573,223
Financial Derivative Instruments (h)(j) (0.3)%(Cost or Premiums, net $9,852)			(9,699)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

Other Assets and Liabilities, net (34.8)%	(1,178,270)
Net Assets 100.0%	$3,385,254

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	1.600%	12/31/2019	01/02/2020	$24,700	U.S. Treasury Notes 1.750% due 06/30/2024	$(25,162)	$24,700	$24,702
FICC	1.250	12/31/2019	01/02/2020	1,523	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	(1,559)	1,523	1,523
JPS	1.500	12/31/2019	01/02/2020	7,900	U.S. Treasury Bonds 2.875% due 11/15/2046	(8,006)	7,900	7,901
Total Repurchase Agreements						$(34,727)	$34,123	$34,126
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	1.850%	12/18/2019	02/06/2020	$(31,181)	$(31,205)
	1.910	11/21/2019	02/21/2020	(41,694)	(41,787)
	1.990	10/08/2019	01/07/2020	(22,059)	(22,164)
	2.100	12/17/2019	01/13/2020	(6,965)	(6,971)
BOS	1.930	12/09/2019	01/03/2020	(6,460)	(6,468)
BSN	1.790	11/01/2019	01/10/2020	(61,453)	(61,642)
	1.820	12/17/2019	01/23/2020	(6,920)	(6,926)
CIB	1.880	11/06/2019	01/06/2020	(58,032)	(58,205)
	1.880	11/26/2019	01/06/2020	(61,847)	(61,967)
	2.000	12/06/2019	01/06/2020	(696)	(698)
GRE	1.920	11/18/2019	02/18/2020	(13,026)	(13,057)
	1.940	11/19/2019	02/19/2020	(3,519)	(3,527)
IND	1.840	12/19/2019	03/18/2020	(39,800)	(39,828)
	1.950	12/04/2019	01/16/2020	(6,493)	(6,504)
	1.970	12/03/2019	01/14/2020	(28,333)	(28,379)
JPS	0.700	12/31/2019	01/02/2020	(7,900)	(7,900)
	2.000	11/20/2019	01/21/2020	(2,269)	(2,274)
RCY	1.870	11/07/2019	02/26/2020	(6,066)	(6,084)
	1.870	11/27/2019	02/26/2020	(1,133)	(1,135)
	1.910	11/07/2019	01/16/2020	(13,340)	(13,380)
	1.910	12/19/2019	01/16/2020	(4,432)	(4,435)
SCX	1.870	11/25/2019	01/29/2020	(10,144)	(10,164)
	2.040	12/16/2019	01/17/2020	(16,532)	(16,548)
Total Reverse Repurchase Agreements					$(451,248)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	1.000%	12/31/2019	01/02/2020	$(24,727)	$(24,729)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

	2.050	12/20/2019	01/15/2020	(654)	(654)
GSC	1.800	12/27/2019	01/15/2020	(10,163)	(10,166)
	2.050	12/24/2019	01/07/2020	(4,686)	(4,688)
MSC	1.850	12/20/2019	03/26/2020	(1,595)	(1,596)
	1.900	12/20/2019	02/04/2020	(11,381)	(11,389)
TDL	1.940	12/20/2019	02/14/2020	(5,932)	(5,936)
	2.200	12/20/2019	01/03/2020	(498)	(499)
UBS	1.850	12/20/2019	01/14/2020	(7,132)	(7,137)
	1.970	12/20/2019	01/03/2020	(12,779)	(12,788)
	1.970	12/20/2019	01/17/2020	(49,696)	(49,731)
	1.970	12/23/2019	01/17/2020	(7,777)	(7,782)
Total Sale-Buyback Transactions					$(137,095)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.1)%
Uniform Mortgage-Backed Security, TBA	6.000%	01/01/2050	$2,000	$(2,202)	$(2,205)
Total Short Sales (0.1)%				$(2,202)	$(2,205)
(g)	Securities with an aggregate market value of $583,245 and cash of $300 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(725,527) at a weighted average interest rate of 2.287%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Payable for sale-buyback transactions includes $(101) of deferred price drop.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	$110.250	02/21/2020	685	$1,370	$6	$1
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	110.375	02/21/2020	1,526	3,052	13	1
Call - CBOT U.S. Treasury 5-Year Note March 2020 Futures	128.000	02/21/2020	6,028	6,028	52	6
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	144.500	02/21/2020	500	500	4	1
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	145.000	02/21/2020	102	102	1	0
Put - CBOT U.S. Treasury 30-Year Bond March 2020 Futures	129.000	02/21/2020	233	233	2	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond March 2020 Futures	128.000	02/21/2020	7,867	7,867	68	8
Call - CBOT U.S. Treasury Ultra Long-Term Bond March 2020 Futures	169.000	02/21/2020	2,800	2,800	24	3
Total Purchased Options					$170	$20
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 30-Year Bond March Futures	03/2020	274	$42,718	$(925)	$0	$(94)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2020	9,799	1,780,050	(57,534)	0	(11,330)
				$(58,459)	$0	$(11,424)
SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2020	1,874	$(403,847)	$294	$0	$(88)
U.S. Treasury 5-Year Note March Futures	03/2020	6,166	(731,345)	2,922	144	0
U.S. Treasury 10-Year Note March Futures	03/2020	619	(79,493)	685	68	0
U.S. Treasury 10-Year Ultra March Futures	03/2020	7,163	(1,007,856)	12,126	1,231	0
				$16,027	$1,443	$(88)
Total Futures Contracts				$(42,432)	$1,443	$(11,512)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Koninklijke KPN N.V.	(1.000)%	Quarterly	12/20/2023	0.480%	EUR	1,400	$5	$(38)	$(33)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Ford Motor Credit Co. LLC	5.000%	Quarterly	12/20/2023	1.178%	$200	$26	$3	$29	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.IG-27 5-Year Index	(1.000)%	Quarterly	12/20/2021		$130,600	$(2,918)	$832	$(2,086)	$1	$0
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022		171,000	(3,621)	480	(3,141)	5	0
CDX.IG-31 5-Year Index	(1.000)	Quarterly	12/20/2023		60,000	(185)	(1,353)	(1,538)	3	0
iTraxx Europe Main 29 5-Year Index	(1.000)	Quarterly	06/20/2023	EUR	23,900	(627)	(49)	(676)	5	0
						$(7,351)	$(90)	$(7,441)	$14	$0
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(6)	3-Month USD-LIBOR	3.000%	Semi-Annual	02/04/2023		$398,100	$(438)	$(9,924)	$(10,362)	$205	$0
Pay	3-Month USD-LIBOR	2.740	Semi-Annual	12/05/2023		106,700	(507)	4,771	4,264	0	(79)
Pay	3-Month USD-LIBOR	3.220	Semi-Annual	11/15/2028		16,600	(46)	1,922	1,876	0	(42)
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/18/2029		47,100	5,851	(2,201)	3,650	0	(154)
Receive(6)	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		38,200	2,154	215	2,369	128	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2045		32,700	(600)	1,312	712	288	0
Receive	3-Month USD-LIBOR	2.384	Semi-Annual	09/07/2047		136,100	5,439	(14,304)	(8,865)	1,420	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049		600	(2)	(17)	(19)	7	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	12/18/2049		16,600	5,806	(2,413)	3,393	0	(203)
Receive(6)	3-Month USD-LIBOR	2.250	Semi-Annual	01/13/2050		3,900	(9)	(114)	(123)	44	0
Receive(6)	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		4,000	54	395	449	42	0
Receive(6)	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		1,700	3	90	93	18	0
Receive(6)	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		24,400	(53)	(705)	(758)	280	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	03/20/2050		2,900	6	70	76	33	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021	MXN	29,700	1	13	14	0	0
							$17,659	$(20,890)	$(3,231)	$2,465	$(478)
Total Swap Agreements							$10,339	$(21,015)	$(10,676)	$2,479	$(478)

(i)	Securities with an aggregate market value of $33,985 and cash of $3,398 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BPS	01/2020	PEN	30,772		$9,163	$0	$(121)
	01/2020		$14,476	MXN	288,618	760	0
CBK	01/2020	PEN	34,266		$10,202	0	(138)
	01/2020		$21,045	PEN	70,064	95	0
	02/2020	PEN	14,658		$4,379	0	(39)
	02/2020	ZAR	15,287		1,032	0	(54)
	03/2020	PEN	70,064		20,999	0	(97)
DUB	01/2020		10,224		3,013	0	(71)
	03/2020	TWD	456,363		15,108	0	(236)
	03/2020		$3,432	IDR	49,052,860	93	0
HUS	01/2020	CAD	3,568		$2,685	0	(63)
	01/2020		$2,783	COP	9,687,975	163	0
	02/2020	GBP	4,084		$5,259	0	(157)
	02/2020		$42,559	JPY	4,607,700	7	(71)
	02/2020		13,354	SEK	129,240	472	0
	03/2020		3,218	INR	234,437	48	0
MYI	01/2020	EUR	18,429		$20,377	0	(304)
	03/2020		$12,247	RUB	795,822	472	0
Total Forward Foreign Currency Contracts						$2,110	$(1,351)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450%	05/11/2020	174,800	$526	$2,711
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 01/01/2050	$73.000	01/07/2020	250,300	$10	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2050	74.000	01/07/2020	46,000	2	0
					$12	$0
Total Purchased Options					$538	$2,711
WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	39,000	$(351)	$0
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.510%	05/11/2020	35,100	$(413)	$(1,932)
Total Written Options							$(764)	$(1,932)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	12/20/2021	0.459%	$200	$(18)	$20	$2	$0
BRC	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	89.488	1,400	65	(828)	0	(763)
	Brazil Government International Bond	1.000	Quarterly	12/20/2021	0.459	400	(34)	38	4	0
CBK	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	89.488	1,800	64	(1,045)	0	(981)
DUB	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	89.488	3,100	177	(1,866)	0	(1,689)
	Telstra Corp. Ltd.	1.000	Quarterly	06/20/2021	0.126	2,300	32	(2)	30	0
GST	Fiserv, Inc.	1.000	Quarterly	12/20/2024	1.113	4,100	(49)	29	0	(20)
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.150	6,800	(195)	311	116	0
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2020	0.275	6,000	16	(4)	12	0
JPM	Brazil Government International Bond	1.000	Quarterly	12/20/2021	0.459	500	(42)	48	6	0
UAG	Brazil Government International Bond	1.000	Quarterly	12/20/2021	0.459	8,630	(447)	541	94	0
Total Swap Agreements							$(431)	$(2,758)	$264	$(3,453)
(k)	Securities with an aggregate market value of $3,951 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:
Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$1,108	$1,108
Corporate Bonds & Notes
Banking & Finance	0	727,962	0	727,962
Industrials	0	981,016	0	981,016
Utilities	0	465,472	0	465,472
Municipal Bonds & Notes
California	0	35,255	0	35,255
Colorado	0	1,505	0	1,505
Delaware	0	594	0	594
Florida	0	3,777	0	3,777
Georgia	0	7,137	0	7,137
Illinois	0	15,074	0	15,074
Kansas	0	3,257	0	3,257
Mississippi	0	4,383	0	4,383
New Jersey	0	1,486	0	1,486
New Mexico	0	1,150	0	1,150
New York	0	19,068	0	19,068
Ohio	0	7,525	0	7,525
Pennsylvania	0	663	0	663
Texas	0	17,685	0	17,685
West Virginia	0	7,742	0	7,742
U.S. Government Agencies	0	815,872	0	815,872
U.S. Treasury Obligations	0	855,126	0	855,126
Non-Agency Mortgage-Backed Securities	0	188,551	0	188,551
Asset-Backed Securities	0	80,050	3,330	83,380
Sovereign Issues	0	106,994	0	106,994
Preferred Securities
Banking & Finance	0	9,371	0	9,371
Industrials	0	12,290	0	12,290

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

Utilities	4,783	5,943	0	10,726
Short-Term Instruments
Certificates of Deposit	0	6,614	0	6,614
Repurchase Agreements	0	34,123	0	34,123
	$4,783	$4,415,685	$4,438	$4,424,906
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$148,317	$0	$0	$148,317
Total Investments	$153,100	$4,415,685	$4,438	$4,573,223
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,205)	$0	$(2,205)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,443	2,499	0	3,942
Over the counter	0	5,085	0	5,085
	$1,443	$7,584	$0	$9,027
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(11,512)	(478)	0	(11,990)
Over the counter	0	(6,736)	0	(6,736)
	$(11,512)	$(7,214)	$0	$(18,726)
Total Financial Derivative Instruments	$(10,069)	$370	$0	$(9,699)
Totals	$143,031	$4,413,850	$4,438	$4,561,319
There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO Long-Term Credit Bond Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 121.7% ¤

LOAN PARTICIPATIONS AND ASSIGNMENTS 2.7%

AECOM Technology Corp. 3.549% (LIBOR03M + 1.750%) due 03/13/2025 ~		$884	$888
American Honda Finance Corp. 2.811% (LIBOR03M + 0.850%) due 03/29/2021 «~		4,800	4,801
Ancestry.com Operations, Inc. 6.050% (LIBOR03M + 4.250%) due 08/27/2026 ~		995	981
Aramark Services, Inc. 3.549% (LIBOR03M + 1.750%) due 03/11/2025 ~		466	469
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021 «(i)		8,230	8,443
Brand Energy & Infrastructure Services, Inc. 6.184% - 6.293% (LIBOR03M + 4.250%) due 06/21/2024 ~		2,925	2,921
Caesars Resort Collection LLC 4.549% (LIBOR03M + 2.750%) due 12/23/2024 ~		4,606	4,619
Camelot U.S. Acquisition 1 Co. 5.049% (LIBOR03M + 3.250%) due 10/31/2026 ~		100	101
CenturyLink, Inc. 4.549% (LIBOR03M + 2.750%) due 01/31/2025 ~		2,194	2,206
Citadel Securities LP 5.299% (LIBOR03M + 3.500%) due 02/27/2026 «~		3,275	3,279
CommScope, Inc. 5.049% (LIBOR03M + 3.250%) due 04/06/2026 ~		1,696	1,709
CPG International, Inc. 5.933% (LIBOR03M + 3.750%) due 05/05/2024 «~		1,632	1,640
CSC Holdings LLC 4.240% (LIBOR03M + 2.500%) due 04/15/2027 ~		1,679	1,690
Dell International LLC 3.800% (LIBOR03M + 2.000%) due 09/19/2025 ~		288	291
Delos Finance SARL 3.695% (LIBOR03M + 1.750%) due 10/06/2023 ~		6,300	6,332
Diamond Resorts Corp. 5.549% (LIBOR03M + 3.750%) due 09/02/2023 ~		3,762	3,684
Diamond Sports Group LLC 5.030% (LIBOR03M + 3.250%) due 08/24/2026 ~		4,988	4,987
E.W. Scripps Co. 4.299% (LIBOR03M + 2.500%) due 05/01/2026 ~		893	898
Envision Healthcare Corp. 5.549% (LIBOR03M + 3.750%) due 10/10/2025 ~		1,782	1,527
Genesee & Wyoming, Inc. TBD% due 11/06/2026		1,000	1,011
Intelsat Jackson Holdings S.A. 5.682% (LIBOR03M + 3.750%) due 11/27/2023 ~		1,200	1,204
Level 3 Parent LLC 3.549% (LIBOR03M + 1.750%) due 03/01/2027 ~		337	339
MH Sub LLC 5.549% (LIBOR03M + 3.750%) due 09/13/2024 ~		4,619	4,645
NCI Building Systems, Inc. 5.486% (LIBOR03M + 3.750%) due 04/12/2025 ~		2,878	2,877
Nielsen Finance LLC 3.710% (LIBOR03M + 2.000%) due 10/04/2023 ~		388	390
Norwegian Air Shuttle
4.110% - 4.250% (LIBOR03M + 2.000%) due 06/24/2026 «~(i)		12,324	11,988
6.610% - 6.750% (LIBOR03M + 4.500%) due 06/24/2021 «~(i)		4,731	4,710
Numericable Group S.A. 3.000% (EUR003M + 3.000%) due 07/31/2025 ~	EUR	1,582	1,760
PG&E Corp.
2.250% due 12/31/2020 «µ		$700	703
2.250% - 3.970% (LIBOR03M + 2.250%) due 12/31/2020 «~		2,100	2,108
SS&C Technologies Holdings Europe SARL 4.049% (LIBOR03M + 2.250%) due 04/16/2025 ~		828	834
SS&C Technologies, Inc. 4.049% (LIBOR03M + 2.250%) due 04/16/2025 ~		1,194	1,203
State of Qatar 2.996% (LIBOR03M + 0.800%) due 12/21/2020 «~		5,000	5,000
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		6,700	6,753
Toyota Motor Credit Corp.
2.525% (LIBOR03M + 0.580%) due 09/28/2020 «~		5,600	5,598
2.934% (LIBOR03M + 0.830%) due 03/29/2021 «~		11,000	11,005
Traverse Midstream Partners LLC 5.800% (LIBOR03M + 4.000%) due 09/27/2024 ~		358	325
U.S. Foods, Inc. 3.542% - 3.549% (LIBOR03M + 1.750%) due 06/27/2023 ~		494	496

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Univision Communications, Inc. 4.549% (LIBOR03M + 2.750%) due 03/15/2024 ~		2,400	2,374
USI, Inc. 5.799% (LIBOR03M + 4.000%) due 12/02/2026 «~		900	904
Westmoreland Mining Holdings LLC 10.150% (LIBOR03M + 8.250%) due 03/15/2022 «~		662	668
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (b)		2,116	1,693
WR Grace & Co. 3.695% (LIBOR03M + 1.750%) due 04/03/2025 ~		691	695
Total Loan Participations and Assignments (Cost $122,350)			120,749

CORPORATE BONDS & NOTES 75.2%

BANKING & FINANCE 25.0%

Alexandria Real Estate Equities, Inc.
3.375% due 08/15/2031		2,200	2,296
4.700% due 07/01/2030		700	806
4.850% due 04/15/2049		700	853
Allstate Corp. 6.500% due 05/15/2067 ●		1,400	1,770
Ally Financial, Inc. 8.000% due 11/01/2031		4,300	5,963
American Express Co. 4.050% due 12/03/2042		82	97
American Financial Group, Inc. 4.500% due 06/15/2047		7,700	8,322
American Homes 4 Rent LP
4.250% due 02/15/2028		1,800	1,917
4.900% due 02/15/2029		300	336
American International Group, Inc.
4.375% due 01/15/2055		13,200	14,469
5.750% due 04/01/2048 ●		600	661
American Tower Corp.
3.125% due 01/15/2027		6,300	6,450
3.375% due 10/15/2026		4,800	4,990
3.700% due 10/15/2049		1,500	1,497
3.800% due 08/15/2029		11,400	12,195
3.950% due 03/15/2029		1,400	1,505
Arch Capital Finance LLC 5.031% due 12/15/2046		500	624
AvalonBay Communities, Inc. 3.900% due 10/15/2046		7,100	7,780
Aviation Capital Group LLC 4.875% due 10/01/2025		4,500	4,847
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		1,600	1,737
5.000% due 04/20/2048		4,175	4,487
AXIS Specialty Finance LLC 3.900% due 07/15/2029		4,000	4,187
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 ●(g)(h)	EUR	800	982
Banco BTG Pactual S.A. 4.500% due 01/10/2025		$3,800	3,857
Banco Mercantil del Norte S.A. 7.500% due 06/27/2029 ●(g)(h)		1,200	1,283
Bancolombia S.A. 4.625% due 12/18/2029 ●(h)		3,000	3,049
Bank of America Corp.
3.593% due 07/21/2028 ●		7,200	7,630
3.824% due 01/20/2028 ●		95	102
3.946% due 01/23/2049 ●		265	300
4.244% due 04/24/2038 ●		185	213
4.330% due 03/15/2050 ●		60	72
4.443% due 01/20/2048 ●		100	122
7.750% due 05/14/2038		7,700	12,127
Bank of America N.A. 6.000% due 10/15/2036		1,200	1,641
Barclays Bank PLC 7.625% due 11/21/2022 (h)		200	225
Barclays PLC
3.650% due 03/16/2025		4,400	4,594
4.375% due 01/12/2026		5,000	5,417
5.250% due 08/17/2045		2,900	3,561
7.125% due 06/15/2025 ●(g)(h)	GBP	11,200	16,801
7.875% due 09/15/2022 ●(g)(h)		800	1,178
8.000% due 12/15/2020 ●(g)(h)	EUR	10,000	11,988
Berkshire Hathaway Finance Corp.
4.200% due 08/15/2048		$2,400	2,836
4.250% due 01/15/2049		70	83
BGC Partners, Inc. 5.375% due 07/24/2023		3,300	3,529
Blackstone Holdings Finance Co. LLC 3.500% due 09/10/2049		2,500	2,464

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

BNP Paribas S.A. 7.000% due 08/16/2028 ●(g)(h)		3,100	3,599
Brighthouse Financial, Inc. 4.700% due 06/22/2047		6,200	5,748
Brixmor Operating Partnership LP 4.125% due 05/15/2029		1,200	1,289
Brookfield Finance, Inc.
4.700% due 09/20/2047		5,000	5,742
4.850% due 03/29/2029		1,100	1,259
Brookfield Property REIT, Inc. 5.750% due 05/15/2026		1,500	1,585
Carlyle Finance LLC 5.650% due 09/15/2048		3,100	3,684
CBL & Associates LP 5.950% due 12/15/2026		700	422
China Evergrande Group
6.250% due 06/28/2021		2,600	2,455
7.000% due 03/23/2020		6,000	5,981
Chubb INA Holdings, Inc. 4.350% due 11/03/2045		85	103
Citigroup, Inc.
2.976% due 11/05/2030 ●		1,600	1,624
3.200% due 10/21/2026		11,200	11,618
3.400% due 05/01/2026		1,000	1,050
3.668% due 07/24/2028 ●		205	218
3.887% due 01/10/2028 ●		55	59
4.650% due 07/30/2045		63	78
4.750% due 05/18/2046		7,200	8,641
8.125% due 07/15/2039		2,900	4,853
Cleveland Clinic Foundation 4.858% due 01/01/2114		45	56
CME Group, Inc. 4.150% due 06/15/2048		1,825	2,167
CNA Financial Corp. 3.900% due 05/01/2029		2,500	2,691
Commonwealth Bank of Australia 3.743% due 09/12/2039 (h)		3,800	3,814
Cooperatieve Rabobank UA
5.250% due 05/24/2041		75	102
5.500% due 06/29/2020 ●(g)(h)	EUR	7,300	8,393
6.625% due 06/29/2021 ●(g)(h)		4,600	5,613
Country Garden Holdings Co. Ltd.
7.250% due 04/04/2021		$3,000	3,008
7.500% due 03/09/2020		5,500	5,538
Credit Agricole S.A. 7.500% due 06/23/2026 ●(g)(h)	GBP	400	638
Credit Suisse AG 6.500% due 08/08/2023 (h)		$7,675	8,576
Credit Suisse Group AG
2.593% due 09/11/2025 ●		700	702
3.869% due 01/12/2029 ●		750	799
6.250% due 12/18/2024 ●(g)(h)		2,000	2,182
6.375% due 08/21/2026 ●(g)(h)		2,400	2,593
7.250% due 09/12/2025 ●(g)(h)		18,200	20,331
Credit Suisse Group Funding Guernsey Ltd. 3.750% due 03/26/2025		500	529
Crown Castle International Corp.
3.800% due 02/15/2028		2,800	2,984
4.000% due 03/01/2027		200	216
4.300% due 02/15/2029		605	670
4.750% due 05/15/2047		2,650	3,039
5.200% due 02/15/2049		14,248	17,305
CubeSmart LP 4.375% due 02/15/2029		1,900	2,086
CVS Pass-Through Trust 4.704% due 01/10/2036		1,564	1,665
CyrusOne LP 3.450% due 11/15/2029		2,000	2,009
Deutsche Bank AG
3.961% due 11/26/2025 ●		5,800	5,928
4.250% due 10/14/2021		7,300	7,508
Digital Realty Trust LP
3.600% due 07/01/2029		1,100	1,145
4.450% due 07/15/2028		3,400	3,764
Discover Bank 3.450% due 07/27/2026		2,000	2,077
Doctors Co. 6.500% due 10/15/2023		10,150	10,932
E*TRADE Financial Corp.
3.800% due 08/24/2027		1,400	1,455
4.500% due 06/20/2028		800	870
Emerald Bay S.A. 0.000% due 10/08/2020 (e)	EUR	8,567	9,405
EPR Properties
3.750% due 08/15/2029		$3,200	3,243
4.500% due 06/01/2027		1,567	1,682

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

4.950% due 04/15/2028		100	109
Equinix, Inc. 3.200% due 11/18/2029		1,000	1,006
ERP Operating LP
4.500% due 07/01/2044		3,040	3,609
4.500% due 06/01/2045		1,200	1,428
Essex Portfolio LP 3.375% due 04/15/2026		5,600	5,821
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		2,500	2,723
Farmers Exchange Capital 5.454% due 10/15/2054 ●		10,200	11,760
Farmers Insurance Exchange 4.747% due 11/01/2057 ●		7,000	7,319
Fidelity National Financial, Inc. 5.500% due 09/01/2022		12,425	13,376
First American Financial Corp. 4.300% due 02/01/2023		900	932
First Republic Bank 4.625% due 02/13/2047		2,000	2,279
Flagstar Bancorp, Inc. 6.125% due 07/15/2021		6,100	6,372
FMR LLC 6.450% due 11/15/2039		4,500	6,320
Ford Motor Credit Co. LLC
2.343% due 11/02/2020		800	799
2.853% (US0003M + 0.810%) due 04/05/2021 ~		3,890	3,873
3.231% (US0003M + 1.270%) due 03/28/2022 ~		1,100	1,092
3.336% due 03/18/2021		2,500	2,519
3.550% due 10/07/2022		4,300	4,364
5.584% due 03/18/2024		8,100	8,767
5.596% due 01/07/2022		200	211
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		1,400	1,482
6.750% due 03/15/2022		3,300	3,446
Freedom Mortgage Corp. 8.250% due 04/15/2025		4,525	4,447
GAIF Bond Issuer Pty. Ltd. 3.400% due 09/30/2026		5,000	5,080
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035		30,454	32,481
General Motors Financial Co., Inc. 4.000% due 10/06/2026		40	42
GLP Capital LP
4.000% due 01/15/2030		5,000	5,115
5.300% due 01/15/2029		3,600	4,007
Goldman Sachs Group, Inc.
3.500% due 11/16/2026		365	384
3.691% due 06/05/2028 ●		55	58
3.750% due 05/22/2025		1,956	2,076
3.750% due 02/25/2026		6,200	6,561
3.814% due 04/23/2029 ●		25	27
4.017% due 10/31/2038 ●		23,500	25,525
4.223% due 05/01/2029 ●		2,700	2,976
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037		3,600	3,871
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		3,700	3,798
Guardian Life Insurance Co. of America 4.850% due 01/24/2077		3,903	4,744
Harborwalk Funding Trust 5.077% due 02/15/2069 ●		2,500	2,959
Hartford Financial Services Group, Inc. 4.035% due 02/12/2067 ●		2,900	2,738
Healthpeak Properties, Inc. 3.500% due 07/15/2029		80	83
High Street Funding Trust 4.682% due 02/15/2048		1,500	1,719
Host Hotels & Resorts LP 4.500% due 02/01/2026		1,900	2,054
HSBC Holdings PLC
3.600% due 05/25/2023		3,000	3,130
3.803% due 03/11/2025 ●		3,500	3,674
3.973% due 05/22/2030 ●		15,000	16,166
4.041% due 03/13/2028 ●		7,100	7,594
4.583% due 06/19/2029 ●		2,090	2,336
6.500% due 09/15/2037		100	138
6.800% due 06/01/2038		220	313
7.625% due 05/17/2032		1,800	2,504
ING Groep NV 5.750% due 11/16/2026 ●(g)(h)		2,700	2,845
Intercontinental Exchange, Inc.
3.100% due 09/15/2027		600	629
4.250% due 09/21/2048		1,185	1,403
Intesa Sanpaolo SpA 7.750% due 01/11/2027 ●(g)(h)	EUR	600	817

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Invesco Finance PLC 5.375% due 11/30/2043		$55	67
Jefferies Finance LLC
6.250% due 06/03/2026		5,400	5,669
7.250% due 08/15/2024		1,900	1,963
Jefferies Group LLC 6.500% due 01/20/2043		2,100	2,501
JPMorgan Chase & Co.
2.824% (US0003M + 0.890%) due 07/23/2024 ~		2,500	2,521
2.840% (US0003M + 0.900%) due 04/25/2023 ~		3,000	3,027
3.509% due 01/23/2029 ●		105	112
3.702% due 05/06/2030 ●		5,000	5,384
3.782% due 02/01/2028 ●		40	43
3.897% due 01/23/2049 ●		16,000	17,977
3.964% due 11/15/2048 ●		110	125
4.032% due 07/24/2048 ●		30	34
8.750% due 09/01/2030		275	401
Kennedy-Wilson, Inc. 5.875% due 04/01/2024		700	719
Kimco Realty Corp.
3.700% due 10/01/2049		5,000	4,865
4.450% due 09/01/2047		2,000	2,191
Lazard Group LLC 4.375% due 03/11/2029		300	327
Legg Mason, Inc. 5.625% due 01/15/2044		1,400	1,588
Liberty Mutual Group, Inc. 3.951% due 10/15/2050		900	936
Life Storage LP 4.000% due 06/15/2029		4,600	4,925
Lincoln National Corp. 4.350% due 03/01/2048		3,000	3,302
Lloyds Bank PLC 7.500% due 04/02/2032 þ		4,600	3,846
Lloyds Banking Group PLC
3.574% due 11/07/2028 ●		4,060	4,240
4.550% due 08/16/2028		5,600	6,271
7.875% due 06/27/2029 ●(g)(h)	GBP	500	838
Loews Corp. 4.125% due 05/15/2043		$40	44
Manulife Financial Corp. 5.375% due 03/04/2046		7,300	9,698
Marsh & McLennan Cos., Inc.
4.350% due 01/30/2047		200	230
4.900% due 03/15/2049		400	507
Massachusetts Mutual Life Insurance Co.
3.729% due 10/15/2070		2,970	2,870
4.900% due 04/01/2077		1,000	1,204
MetLife, Inc.
4.125% due 08/13/2042		30	34
4.875% due 11/13/2043		75	93
Metropolitan Life Global Funding 2.400% due 06/17/2022		3,600	3,637
MGM Growth Properties Operating Partnership LP 5.750% due 02/01/2027		1,900	2,126
Mitsubishi UFJ Financial Group, Inc. 4.153% due 03/07/2039		2,200	2,525
Mitsubishi UFJ Lease & Finance Co. Ltd. 3.406% due 02/28/2022		200	204
Mizuho Financial Group, Inc. 2.869% due 09/13/2030 ●		2,500	2,497
Morgan Stanley
3.772% due 01/24/2029 ●		180	194
4.000% due 07/23/2025		15,000	16,231
4.457% due 04/22/2039 ●		90	106
Nationwide Building Society 3.960% due 07/18/2030 ●		6,800	7,304
Nationwide Mutual Insurance Co. 9.375% due 08/15/2039		2,500	4,246
Navient Corp. 6.150% due 03/10/2021		400	400
Neuberger Berman Group LLC
4.500% due 03/15/2027		400	427
4.875% due 04/15/2045		2,200	2,260
New York Life Insurance Co. 4.450% due 05/15/2069		4,700	5,374
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		2,498	2,505
3.150% due 03/15/2021		1,000	1,010
3.650% due 09/21/2021 (i)		2,200	2,246
3.875% due 09/21/2023		5,400	5,622
Northwestern Mutual Life Insurance Co. 3.625% due 09/30/2059		9,944	9,965
Ohio National Life Insurance Co. 6.875% due 06/15/2042		500	546

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Omega Healthcare Investors, Inc. 4.750% due 01/15/2028		4,500	4,900
ORIX Corp. 4.050% due 01/16/2024		3,500	3,725
Pacific Life Insurance Co. 9.250% due 06/15/2039		14,605	24,106
Park Aerospace Holdings Ltd. 4.500% due 03/15/2023		6,300	6,614
PartnerRe Finance B LLC 3.700% due 07/02/2029		2,900	3,016
Penn Mutual Life Insurance Co. 7.625% due 06/15/2040		1,000	1,437
Physicians Realty LP 3.950% due 01/15/2028		1,900	1,989
Pine Street Trust 5.568% due 02/15/2049		3,800	4,270
Pinnacol Assurance 8.625% due 06/25/2034 «(i)		7,000	7,492
Piper Jaffray Cos. 5.200% due 10/15/2023		6,000	5,992
Progressive Corp. 4.125% due 04/15/2047		500	581
Prudential Financial, Inc.
3.700% due 03/13/2051		14,000	14,728
3.905% due 12/07/2047		44	47
3.935% due 12/07/2049		106	116
4.600% due 05/15/2044		30	35
Raymond James Financial, Inc. 4.950% due 07/15/2046		25	29
Regency Centers LP
4.400% due 02/01/2047		1,100	1,244
4.650% due 03/15/2049		500	588
Ronshine China Holdings Ltd. 8.950% due 01/22/2023		1,300	1,360
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023		5,700	5,973
4.269% due 03/22/2025 ●		2,100	2,231
4.445% due 05/08/2030 ●		4,100	4,528
4.892% due 05/18/2029 ●		5,200	5,880
5.076% due 01/27/2030 ●		4,100	4,714
7.500% due 08/10/2020 ●(g)(h)		3,700	3,788
7.648% due 09/30/2031 ●(g)		700	1,006
8.625% due 08/15/2021 ●(g)(h)		3,200	3,466
Sabra Health Care LP 4.800% due 06/01/2024		1,300	1,386
Santander UK Group Holdings PLC
4.750% due 09/15/2025		3,400	3,658
4.796% due 11/15/2024 ●		3,000	3,239
6.750% due 06/24/2024 ●(g)(h)	GBP	700	1,023
7.375% due 06/24/2022 ●(g)(h)		600	868
Sberbank of Russia Via SB Capital S.A.
5.250% due 05/23/2023 (h)		$2,300	2,469
6.125% due 02/07/2022		11,985	12,839
Selective Insurance Group, Inc. 5.375% due 03/01/2049		1,700	2,020
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		2,300	2,364
SL Green Realty Corp. 4.500% due 12/01/2022		2,800	2,951
Societe Generale S.A.
6.750% due 04/06/2028 ●(g)(h)		400	442
7.375% due 10/04/2023 ●(g)(h)		4,800	5,247
Spirit Realty LP 4.450% due 09/15/2026		2,000	2,149
Springleaf Finance Corp. 5.375% due 11/15/2029		4,000	4,183
Standard Chartered PLC 4.305% due 05/21/2030 ●		2,000	2,183
Stearns Holdings LLC
5.000% due 11/05/2024		65	44
Sumitomo Mitsui Financial Group, Inc. 3.040% due 07/16/2029		2,300	2,347
Sunac China Holdings Ltd.
7.350% due 07/19/2021		300	307
8.375% due 01/15/2021		5,300	5,472
8.625% due 07/27/2020		1,900	1,941
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047		3,500	3,974
4.375% due 09/15/2054 ●		4,000	4,172
6.850% due 12/16/2039		371	540
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	763	1,286
5.661% due 10/13/2041		49	85
5.744% due 04/13/2040		97	167
7.623% due 07/13/2039		3,206	6,201

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Travelers Cos., Inc.
4.000% due 05/30/2047		$95	107
4.050% due 03/07/2048		1,000	1,139
4.100% due 03/04/2049		30	34
Trust F/1401
6.390% due 01/15/2050		3,900	4,206
6.950% due 01/30/2044		5,300	6,180
UBS AG 7.625% due 08/17/2022 (h)		13,050	14,717
UBS Group AG
4.125% due 09/24/2025		6,600	7,179
7.000% due 02/19/2025 ●(g)(h)		3,600	4,126
UDR, Inc.
4.000% due 10/01/2025		600	648
4.400% due 01/26/2029		700	782
UniCredit SpA
6.572% due 01/14/2022		2,600	2,792
6.625% due 06/03/2023 ●(g)(h)	EUR	2,200	2,677
7.500% due 06/03/2026 ●(g)(h)		6,000	7,887
Unum Group 4.500% due 12/15/2049		$8,100	7,919
Ventas Realty LP 4.875% due 04/15/2049		500	588
VEREIT Operating Partnership LP
3.950% due 08/15/2027		1,100	1,156
4.875% due 06/01/2026		300	332
Visa, Inc. 4.300% due 12/14/2045		175	216
Voya Financial, Inc.
4.700% due 01/23/2048 ●		500	502
5.700% due 07/15/2043		630	788
Washington Prime Group LP 6.450% due 08/15/2024		8,550	7,905
WEA Finance LLC 3.750% due 09/17/2024		1,400	1,474
Wells Fargo & Co.
2.879% due 10/30/2030 ●		8,300	8,356
3.196% due 06/17/2027 ●		11,200	11,619
3.550% due 09/29/2025		7,400	7,836
4.150% due 01/24/2029		2,515	2,800
4.400% due 06/14/2046		150	172
4.650% due 11/04/2044		70	82
5.375% due 02/07/2035		1,600	2,051
5.375% due 11/02/2043		3,100	3,976
Wells Fargo Bank N.A. 6.600% due 01/15/2038		3,700	5,364
Welltower, Inc.
4.950% due 09/01/2048		5,050	6,055
5.125% due 03/15/2043		2,300	2,677
6.500% due 03/15/2041		925	1,253
Weyerhaeuser Co.
4.000% due 11/15/2029		7,900	8,587
6.950% due 10/01/2027		16,922	21,403
7.375% due 03/15/2032		2,413	3,344
7.950% due 03/15/2025		200	246
Willis North America, Inc. 3.875% due 09/15/2049		725	724
XLIT Ltd. 5.500% due 03/31/2045		2,000	2,541
			1,127,296
INDUSTRIALS 36.8%
Abbott Laboratories 4.900% due 11/30/2046		85	112
AbbVie, Inc.
4.400% due 11/06/2042		2,170	2,347
4.450% due 05/14/2046		7,000	7,488
4.700% due 05/14/2045		11,100	12,441
4.875% due 11/14/2048		2,445	2,804
Abu Dhabi Crude Oil Pipeline LLC 4.600% due 11/02/2047		1,400	1,621
Activision Blizzard, Inc.
3.400% due 09/15/2026		7,000	7,350
4.500% due 06/15/2047		5,890	6,727
Adani Ports & Special Economic Zone Ltd. 4.375% due 07/03/2029		3,300	3,428
Adani Transmission Ltd. 4.250% due 05/21/2036		900	912
Aetna, Inc.
3.875% due 08/15/2047		40	41
4.125% due 11/15/2042		25	26
Alcon Finance Corp.
2.750% due 09/23/2026		1,500	1,528
3.800% due 09/23/2049		2,200	2,311

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Allergan Funding SCS
4.550% due 03/15/2035	4,700	5,135
4.750% due 03/15/2045	3,000	3,263
4.850% due 06/15/2044	3,300	3,592
Altice France S.A. 5.500% due 01/15/2028	2,200	2,265
Altria Group, Inc.
3.875% due 09/16/2046	3,200	2,973
5.800% due 02/14/2039	4,100	4,822
Amazon.com, Inc.
3.875% due 08/22/2037	1,800	2,044
4.050% due 08/22/2047	120	141
America Movil S.A.B. de C.V. 6.125% due 03/30/2040	40	54
American Airlines Pass-Through Trust
3.200% due 12/15/2029	2,478	2,554
3.375% due 11/01/2028	3,888	4,040
4.000% due 01/15/2027	466	488
Amgen, Inc.
4.563% due 06/15/2048	2,610	3,030
4.663% due 06/15/2051	14,953	17,588
Anheuser-Busch Cos. LLC
4.700% due 02/01/2036	10,000	11,551
4.900% due 02/01/2046	28,700	33,994
Anheuser-Busch InBev Worldwide, Inc.
4.439% due 10/06/2048	4,100	4,602
4.600% due 04/15/2048	1,000	1,140
4.750% due 04/15/2058	6,500	7,588
4.900% due 01/23/2031	1,000	1,191
4.950% due 01/15/2042	5,600	6,623
5.450% due 01/23/2039	4,900	6,162
5.550% due 01/23/2049	500	649
5.800% due 01/23/2059	13,700	18,674
Anthem, Inc.
3.700% due 09/15/2049	3,400	3,398
4.375% due 12/01/2047	5,600	6,174
4.550% due 03/01/2048	1,900	2,147
4.625% due 05/15/2042	50	56
4.650% due 01/15/2043	1,435	1,618
4.850% due 08/15/2054	85	95
5.100% due 01/15/2044	500	598
AP Moller - Maersk A/S 3.875% due 09/28/2025	2,425	2,514
Apache Corp. 5.250% due 02/01/2042	2,300	2,396
Apple, Inc.
2.950% due 09/11/2049	15,700	15,248
3.450% due 02/09/2045	170	179
3.750% due 09/12/2047	1,600	1,779
4.250% due 02/09/2047	14,200	16,973
4.650% due 02/23/2046	70	88
Aptiv PLC 5.400% due 03/15/2049	2,800	3,177
Bacardi Ltd.
5.150% due 05/15/2038	4,100	4,631
5.300% due 05/15/2048	3,600	4,177
Baker Hughes a GE Co. LLC 4.080% due 12/15/2047	500	512
BAT Capital Corp.
4.390% due 08/15/2037	1,900	1,923
4.540% due 08/15/2047	5,800	5,827
Bausch Health Cos., Inc. 5.500% due 11/01/2025	300	314
Bayer U.S. Finance LLC
4.375% due 12/15/2028	1,700	1,855
4.625% due 06/25/2038	1,800	1,955
4.700% due 07/15/2064	75	72
4.875% due 06/25/2048	3,400	3,893
Biogen, Inc. 5.200% due 09/15/2045	1,000	1,206
Boeing Co.
3.750% due 02/01/2050	2,280	2,423
3.950% due 08/01/2059	4,500	4,803
Bombardier, Inc.
6.125% due 01/15/2023	600	617
7.500% due 12/01/2024	100	105
Boston Scientific Corp.
4.700% due 03/01/2049	4,600	5,588
7.000% due 11/15/2035	1,500	2,113
Bristol-Myers Squibb Co.
4.250% due 10/26/2049	6,930	8,213
4.350% due 11/15/2047	1,800	2,147
4.550% due 02/20/2048	400	490
4.625% due 05/15/2044	300	363
5.000% due 08/15/2045	2,500	3,205

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

British Airways Pass-Through Trust
3.300% due 06/15/2034	3,600	3,737
4.125% due 03/20/2033	2,880	3,028
Broadcom Corp.
3.625% due 01/15/2024	7,900	8,187
3.875% due 01/15/2027	8,595	8,926
Burlington Northern Santa Fe LLC
4.700% due 09/01/2045	20	24
5.050% due 03/01/2041	65	80
5.150% due 09/01/2043	125	159
Caesars Resort Collection LLC 5.250% due 10/15/2025	3,200	3,316
Cameron LNG LLC 3.302% due 01/15/2035	3,500	3,533
Campbell Soup Co. 3.950% due 03/15/2025	1,200	1,278
Canadian Natural Resources Ltd. 6.250% due 03/15/2038	40	52
Canadian Pacific Railway Co. 6.125% due 09/15/2115	11,470	16,797
Caterpillar, Inc. 3.803% due 08/15/2042	25	28
Celeo Redes Operacion Chile S.A. 5.200% due 06/22/2047	488	537
Celulosa Arauco y Constitucion S.A. 5.500% due 11/02/2047	1,500	1,562
Cenovus Energy, Inc.
5.250% due 06/15/2037	3,740	4,143
6.750% due 11/15/2039	6,200	7,895
Centene Corp. 4.625% due 12/15/2029	1,900	2,006
Charter Communications Operating LLC
5.050% due 03/30/2029	1,800	2,041
5.125% due 07/01/2049	7,000	7,609
5.375% due 05/01/2047	10,100	11,318
5.750% due 04/01/2048	8,025	9,361
6.484% due 10/23/2045	80	100
6.834% due 10/23/2055	13,940	18,197
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029	11,500	11,741
Children's Hospital Corp. 4.115% due 01/01/2047	25	28
Cigna Corp.
3.875% due 10/15/2047	115	117
4.800% due 08/15/2038	30	35
4.900% due 12/15/2048	40	48
Citrix Systems, Inc. 4.500% due 12/01/2027	1,000	1,083
Coca-Cola Femsa S.A.B. de C.V. 5.250% due 11/26/2043	80	98
Colonial Pipeline Co. 4.250% due 04/15/2048	20	22
Columbia Pipeline Group, Inc. 5.800% due 06/01/2045	50	63
Comcast Corp.
3.400% due 07/15/2046	5,625	5,709
3.450% due 02/01/2050	15,100	15,469
3.969% due 11/01/2047	6,517	7,178
3.999% due 11/01/2049	25	28
4.000% due 08/15/2047	9,400	10,348
4.600% due 08/15/2045	65	78
4.700% due 10/15/2048	11,055	13,627
4.750% due 03/01/2044	1,300	1,582
4.950% due 10/15/2058	15,000	19,505
5.650% due 06/15/2035	150	197
CommonSpirit Health 3.347% due 10/01/2029	2,000	2,013
Community Health Systems, Inc.
5.125% due 08/01/2021	1,200	1,203
6.250% due 03/31/2023	1,000	1,017
8.000% due 03/15/2026	1,600	1,651
8.625% due 01/15/2024	6,400	6,800
Conagra Brands, Inc.
5.300% due 11/01/2038	7,500	8,903
5.400% due 11/01/2048	4,095	4,995
Constellation Brands, Inc.
4.100% due 02/15/2048	2,000	2,090
4.500% due 05/09/2047	1,200	1,308
5.250% due 11/15/2048	400	486
Continental Resources, Inc. 4.900% due 06/01/2044	3,500	3,715
Corning, Inc. 5.450% due 11/15/2079	1,000	1,097
Corp. Nacional del Cobre de Chile
4.375% due 02/05/2049	1,000	1,075
4.500% due 08/01/2047	5,100	5,584

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Cox Communications, Inc.
4.600% due 08/15/2047	1,525	1,691
4.800% due 02/01/2035	4,800	5,315
CRH America Finance, Inc. 4.500% due 04/04/2048	3,800	4,143
CRH America, Inc. 5.125% due 05/18/2045	30	35
CSN Resources S.A. 7.625% due 04/17/2026	2,500	2,667
CSX Corp.
3.800% due 11/01/2046	75	78
4.250% due 11/01/2066	20	21
4.300% due 03/01/2048	100	113
CVS Health Corp.
4.780% due 03/25/2038	705	800
5.050% due 03/25/2048	19,700	23,312
CVS Pass-Through Trust
7.507% due 01/10/2032	13,444	16,618
8.353% due 07/10/2031	291	371
Daimler Finance North America LLC
2.550% due 08/15/2022	350	353
2.810% (US0003M + 0.900%) due 02/15/2022 ~	3,950	3,982
Delhi International Airport Ltd. 6.125% due 10/31/2026	1,500	1,607
Dell International LLC
4.000% due 07/15/2024	1,300	1,362
4.900% due 10/01/2026	3,400	3,743
5.300% due 10/01/2029	30	34
5.450% due 06/15/2023	1,500	1,627
6.020% due 06/15/2026	6,500	7,481
8.100% due 07/15/2036	17,000	22,342
8.350% due 07/15/2046	80	110
Deutsche Telekom International Finance BV
4.750% due 06/21/2038	9,000	10,299
8.750% due 06/15/2030	110	162
Discovery Communications LLC 5.200% due 09/20/2047	5,000	5,821
Dominion Energy Gas Holdings LLC 4.600% due 12/15/2044	1,200	1,338
DP World PLC 6.850% due 07/02/2037	4,010	5,290
Ecopetrol S.A. 7.375% due 09/18/2043	3,750	5,085
El Paso Natural Gas Co. LLC 8.375% due 06/15/2032	9,300	12,971
Embraer Netherlands Finance BV 5.400% due 02/01/2027	500	564
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027	4,200	4,394
Enbridge Energy Partners LP 5.500% due 09/15/2040	500	594
Enbridge, Inc. 4.500% due 06/10/2044	271	299
Encana Corp.
6.625% due 08/15/2037	300	363
7.200% due 11/01/2031	4,700	5,746
Endo Dac 6.000% due 07/15/2023	1,105	801
Energy Transfer Operating LP
5.150% due 03/15/2045	3,000	3,155
5.950% due 10/01/2043	50	56
6.125% due 12/15/2045	25	29
6.500% due 02/01/2042	6,400	7,608
7.500% due 07/01/2038	14,004	18,027
EnLink Midstream Partners LP 5.450% due 06/01/2047	1,200	972
Entergy Louisiana LLC
4.200% due 09/01/2048	35	40
4.200% due 04/01/2050	4,200	4,955
Enterprise Products Operating LLC
4.200% due 01/31/2050	3,730	4,007
4.250% due 02/15/2048	25	27
4.450% due 02/15/2043	18,697	20,560
4.850% due 03/15/2044	13,179	15,309
4.875% due 08/16/2077 ●	4,200	4,154
4.950% due 10/15/2054	830	957
5.250% due 08/16/2077 ●	2,900	2,939
5.375% due 02/15/2078 ●	3,800	3,782
5.950% due 02/01/2041	2,400	3,095
6.450% due 09/01/2040	100	136
ERAC USA Finance LLC 3.300% due 12/01/2026	100	103
Expedia Group, Inc. 3.250% due 02/15/2030	2,800	2,697
Exxon Mobil Corp. 4.114% due 03/01/2046	90	106

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Fairstone Financial, Inc. 7.875% due 07/15/2024	2,500	2,695
FedEx Corp.
4.050% due 02/15/2048	105	101
4.950% due 10/17/2048	6,935	7,571
Fiserv, Inc. 4.400% due 07/01/2049	6,355	7,222
Flex Ltd. 4.875% due 06/15/2029	2,000	2,174
Ford Motor Co. 4.750% due 01/15/2043	160	142
Fortune Brands Home & Security, Inc. 3.250% due 09/15/2029	5,000	5,060
Fox Corp. 5.576% due 01/25/2049	11,625	14,786
GATX Corp. 4.500% due 03/30/2045	1,038	1,080
General Electric Co.
6.150% due 08/07/2037	30	37
6.875% due 01/10/2039	500	666
General Motors Co.
2.694% (US0003M + 0.800%) due 08/07/2020 ~	1,200	1,202
5.200% due 04/01/2045	25	25
6.600% due 04/01/2036	20	24
Gilead Sciences, Inc. 4.150% due 03/01/2047	3,465	3,854
Global Payments, Inc. 4.150% due 08/15/2049	1,700	1,821
Halliburton Co.
5.000% due 11/15/2045	4,900	5,594
7.450% due 09/15/2039	2,800	4,040
HCA, Inc.
5.125% due 06/15/2039	2,400	2,657
5.250% due 06/15/2049	6,000	6,709
5.500% due 06/15/2047	5,000	5,740
Heineken NV 4.350% due 03/29/2047	3,000	3,359
Hess Corp. 7.300% due 08/15/2031	1,974	2,514
Home Depot, Inc.
4.200% due 04/01/2043	50	58
4.875% due 02/15/2044	160	203
Humana, Inc.
3.950% due 08/15/2049	1,200	1,259
4.625% due 12/01/2042	40	45
4.800% due 03/15/2047	1,600	1,873
Huntsman International LLC 4.500% due 05/01/2029	4,100	4,355
IHS Markit Ltd. 4.250% due 05/01/2029	2,000	2,158
Imperial Brands Finance PLC 3.875% due 07/26/2029	6,700	6,763
Intel Corp. 3.734% due 12/08/2047	83	92
International Business Machines Corp. 4.250% due 05/15/2049	800	914
International Flavors & Fragrances, Inc.
4.375% due 06/01/2047	800	833
5.000% due 09/26/2048	7,100	8,049
International Paper Co. 5.150% due 05/15/2046	1,000	1,149
Interpublic Group of Cos., Inc. 5.400% due 10/01/2048	550	674
Johnson & Johnson 3.750% due 03/03/2047	160	183
Johnson Controls, Inc.
4.950% due 07/02/2064	20	21
5.700% due 03/01/2041	55	63
Kaiser Foundation Hospitals 4.150% due 05/01/2047	520	594
Kansas City Southern
3.125% due 06/01/2026	4,000	4,083
4.300% due 05/15/2043	700	764
4.700% due 05/01/2048	7,000	8,198
4.950% due 08/15/2045	3,400	4,033
Keurig Dr Pepper, Inc. 4.597% due 05/25/2028	3,300	3,708
Kinder Morgan Energy Partners LP
4.700% due 11/01/2042	40	43
6.950% due 01/15/2038	1,750	2,317
7.400% due 03/15/2031	100	131
Kinder Morgan, Inc.
6.950% due 06/01/2028	3,795	4,583
7.420% due 02/15/2037	2,980	3,840
8.050% due 10/15/2030	3,825	5,050

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Kraft Heinz Foods Co.
5.000% due 07/15/2035	1,600	1,777
5.200% due 07/15/2045	13,841	15,014
6.875% due 01/26/2039	3,500	4,379
7.125% due 08/01/2039	5,100	6,531
Kroger Co. 4.450% due 02/01/2047	55	58
Laboratory Corp. of America Holdings 4.700% due 02/01/2045	1,900	2,137
LafargeHolcim Finance U.S. LLC 4.750% due 09/22/2046	2,521	2,592
Las Vegas Sands Corp.
2.900% due 06/25/2025	2,400	2,430
3.200% due 08/08/2024	4,600	4,749
3.500% due 08/18/2026	23,400	24,083
3.900% due 08/08/2029	4,400	4,598
Latam Airlines Pass-Through Trust 4.200% due 08/15/2029	468	484
Leland Stanford Junior University 3.647% due 05/01/2048	25	28
Level 3 Financing, Inc. 3.875% due 11/15/2029	2,100	2,120
Lowe's Cos., Inc.
4.050% due 05/03/2047	2,000	2,157
4.550% due 04/05/2049	90	106
4.650% due 04/15/2042	65	74
LYB International Finance BV 4.875% due 03/15/2044	55	62
Magellan Midstream Partners LP 3.950% due 03/01/2050	2,300	2,368
Marathon Oil Corp.
5.200% due 06/01/2045	800	930
6.600% due 10/01/2037	500	637
Masco Corp. 4.500% due 05/15/2047	6,000	6,049
Mattel, Inc. 5.875% due 12/15/2027	1,000	1,056
McDonald's Corp.
3.625% due 05/01/2043	4,025	4,007
4.450% due 03/01/2047	1,400	1,607
4.450% due 09/01/2048	25	29
4.875% due 12/09/2045	85	102
Medtronic, Inc. 4.375% due 03/15/2035	771	913
Melco Resorts Finance Ltd.
4.875% due 06/06/2025	11,080	11,401
5.250% due 04/26/2026	1,800	1,862
5.375% due 12/04/2029	1,900	1,953
5.625% due 07/17/2027	2,200	2,295
Memorial Sloan-Kettering Cancer Center 4.125% due 07/01/2052	40	46
MGM China Holdings Ltd. 5.875% due 05/15/2026	1,900	2,018
Micron Technology, Inc.
4.663% due 02/15/2030	3,200	3,525
5.327% due 02/06/2029	3,800	4,360
Microsoft Corp.
3.450% due 08/08/2036	2,000	2,190
3.700% due 08/08/2046	80	90
3.950% due 08/08/2056	20	24
4.000% due 02/12/2055	40	47
4.100% due 02/06/2037	8,875	10,485
4.450% due 11/03/2045	3,500	4,375
4.750% due 11/03/2055	4,000	5,357
4.875% due 12/15/2043	50	65
Moody's Corp.
3.250% due 01/15/2028	1,800	1,888
4.875% due 12/17/2048	35	43
Motorola Solutions, Inc. 5.500% due 09/01/2044	1,400	1,560
MPLX LP
4.125% due 03/01/2027	40	42
4.500% due 04/15/2038	25	25
4.900% due 04/15/2058	1,900	1,935
5.200% due 12/01/2047	60	64
5.500% due 02/15/2049	30	34
MSCI, Inc. 4.000% due 11/15/2029	900	914
Mylan NV
3.950% due 06/15/2026	5,667	5,907
5.250% due 06/15/2046	3,900	4,382
Mylan, Inc. 5.200% due 04/15/2048	1,900	2,125
NBCUniversal Media LLC
5.950% due 04/01/2041	2,400	3,301
6.400% due 04/30/2040	70	100

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Nestle Holdings, Inc.
3.900% due 09/24/2038		800	904
4.000% due 09/24/2048		800	939
Netflix, Inc.
3.875% due 11/15/2029	EUR	900	1,071
5.375% due 11/15/2029		$2,200	2,347
New York and Presbyterian Hospital 4.063% due 08/01/2056		45	50
Newcrest Finance Pty. Ltd. 5.750% due 11/15/2041		3,225	3,766
Noble Energy, Inc. 6.000% due 03/01/2041		65	78
Norfolk Southern Corp.
3.942% due 11/01/2047		109	117
4.100% due 05/15/2049		45	50
4.450% due 06/15/2045		4,500	5,187
5.100% due 08/01/2118		5,090	6,004
Northern Natural Gas Co. 4.300% due 01/15/2049		10,000	11,260
Northwell Healthcare, Inc.
3.809% due 11/01/2049		2,500	2,515
4.260% due 11/01/2047		30	32
Novartis Capital Corp. 4.400% due 05/06/2044		35	43
NXP BV
4.300% due 06/18/2029		6,500	7,033
5.550% due 12/01/2028		600	702
Occidental Petroleum Corp.
3.200% due 08/15/2026		1,600	1,620
4.300% due 08/15/2039		3,300	3,362
4.400% due 08/15/2049		4,600	4,743
4.500% due 07/15/2044		8,700	8,776
6.450% due 09/15/2036		1,100	1,351
6.600% due 03/15/2046		300	386
7.000% due 11/15/2027		600	734
7.150% due 05/15/2028		1,722	2,140
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/31/2020 (e)(g)		1,253	12
ONE Gas, Inc.
4.500% due 11/01/2048		20	24
4.658% due 02/01/2044		50	59
ONEOK Partners LP 6.125% due 02/01/2041		7,125	8,574
Oracle Corp.
3.850% due 07/15/2036		9,900	10,847
4.300% due 07/08/2034		75	88
Owens Corning
3.400% due 08/15/2026		1,300	1,322
4.300% due 07/15/2047		7,222	6,848
4.400% due 01/30/2048		1,300	1,258
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028		6,600	7,121
Packaging Corp. of America 4.050% due 12/15/2049		1,200	1,249
PepsiCo, Inc.
3.375% due 07/29/2049		35	37
3.450% due 10/06/2046		135	143
Petroleos Mexicanos
5.625% due 01/23/2046		889	796
6.350% due 02/12/2048		42,189	40,857
6.840% due 01/23/2030		5,400	5,768
7.690% due 01/23/2050		7,021	7,686
Pfizer, Inc. 5.600% due 09/15/2040		3,000	4,054
Philip Morris International, Inc.
3.875% due 08/21/2042		2,600	2,708
4.250% due 11/10/2044		5,000	5,521
Phillips 66 5.875% due 05/01/2042		25	34
Phillips 66 Partners LP 4.680% due 02/15/2045		40	43
Pioneer Natural Resources Co. 7.200% due 01/15/2028		17,016	21,542
QVC, Inc.
4.450% due 02/15/2025		5,415	5,602
5.450% due 08/15/2034		900	864
5.950% due 03/15/2043		3,265	3,058
Reynolds American, Inc.
5.850% due 08/15/2045		1,500	1,720
6.150% due 09/15/2043		500	587
7.250% due 06/15/2037		660	860
Rockies Express Pipeline LLC 4.950% due 07/15/2029		6,000	5,981
Rockwell Collins, Inc.
3.500% due 03/15/2027		1,200	1,274
4.350% due 04/15/2047		700	823

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Rogers Communications, Inc. 3.700% due 11/15/2049		1,400	1,415
S&P Global, Inc.
3.250% due 12/01/2049		1,700	1,739
4.500% due 05/15/2048		35	43
Sabine Pass Liquefaction LLC 5.875% due 06/30/2026		1,300	1,493
Sands China Ltd.
5.125% due 08/08/2025		2,000	2,200
5.400% due 08/08/2028		4,800	5,424
Sasol Financing USA LLC 6.500% due 09/27/2028		2,700	3,002
Shire Acquisitions Investments Ireland DAC 3.200% due 09/23/2026		40	41
Siemens Financieringsmaatschappij NV 4.200% due 03/16/2047		1,000	1,189
Southern Co.
4.250% due 07/01/2036		3,640	3,922
4.400% due 07/01/2046		35	39
Southern Natural Gas Co. LLC
4.800% due 03/15/2047		65	74
7.350% due 02/15/2031		1,400	1,852
Spectra Energy Partners LP
4.500% due 03/15/2045		1,675	1,846
5.950% due 09/25/2043		20	25
Spirit AeroSystems, Inc. 4.600% due 06/15/2028		9,400	9,907
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		230	240
Sprint Spectrum Co. LLC 5.152% due 09/20/2029		4,300	4,699
Standard Industries, Inc.
4.750% due 01/15/2028		1,405	1,443
5.000% due 02/15/2027		2,500	2,612
Starbucks Corp.
4.450% due 08/15/2049		2,000	2,316
4.500% due 11/15/2048		40	46
Steel Dynamics, Inc. 3.450% due 04/15/2030		1,000	1,012
Stryker Corp. 4.625% due 03/15/2046		11,900	14,314
Studio City Finance Ltd. 7.250% due 02/11/2024		4,700	4,980
Suzano Austria GmbH
6.000% due 01/15/2029		1,400	1,582
7.000% due 03/16/2047		6,340	7,469
Syngenta Finance NV 5.676% due 04/24/2048		4,300	4,479
Takeda Pharmaceutical Co. Ltd. 5.000% due 11/26/2028		3,400	3,959
Target Corp. 3.625% due 04/15/2046		50	55
Telefonica Emisiones S.A.
4.895% due 03/06/2048		7,000	8,005
5.213% due 03/08/2047		2,700	3,200
5.520% due 03/01/2049		4,600	5,762
Tencent Holdings Ltd.
3.925% due 01/19/2038		400	422
3.975% due 04/11/2029		1,600	1,729
4.525% due 04/11/2049		600	701
Tennessee Gas Pipeline Co. LLC 8.375% due 06/15/2032		1,275	1,777
Teva Pharmaceutical Finance Co. BV 3.650% due 11/10/2021		600	589
Teva Pharmaceutical Finance Netherlands BV
1.125% due 10/15/2024	EUR	400	393
1.250% due 03/31/2023		500	524
2.200% due 07/21/2021		$1,037	1,006
2.800% due 07/21/2023		1,100	1,023
6.000% due 04/15/2024		600	608
Texas Eastern Transmission LP
4.150% due 01/15/2048		7,000	7,433
7.000% due 07/15/2032		1,000	1,341
Thermo Fisher Scientific, Inc. 5.300% due 02/01/2044		900	1,151
Time Warner Cable LLC
4.500% due 09/15/2042		20	20
5.250% due 07/15/2042	GBP	800	1,266
5.500% due 09/01/2041		$6,225	6,951
5.875% due 11/15/2040		4,520	5,185
6.550% due 05/01/2037		1,400	1,716
6.750% due 06/15/2039		4,984	6,326
7.300% due 07/01/2038		6,900	8,995
Total Capital International S.A. 3.461% due 07/12/2049		80	84

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

TransCanada PipeLines Ltd.
4.875% due 05/15/2048		9,400	11,095
5.100% due 03/15/2049		4,110	5,008
7.625% due 01/15/2039		1,925	2,886
Transcontinental Gas Pipe Line Co. LLC
4.600% due 03/15/2048		4,440	4,862
7.850% due 02/01/2026		3,400	4,320
Transocean Guardian Ltd. 5.875% due 01/15/2024		1,246	1,277
Transocean, Inc. 7.250% due 11/01/2025		600	589
TTX Co. 4.600% due 02/01/2049		1,800	2,191
Twitter, Inc. 3.875% due 12/15/2027		1,300	1,303
Tyco Electronics Group S.A. 7.125% due 10/01/2037		55	81
Tyson Foods, Inc.
4.550% due 06/02/2047		200	228
4.875% due 08/15/2034		2,700	3,208
Unigel Luxembourg S.A. 8.750% due 10/01/2026		2,200	2,246
Union Pacific Corp.
3.799% due 10/01/2051		40	43
3.839% due 03/20/2060		90	91
3.875% due 02/01/2055		35	37
3.950% due 08/15/2059		3,000	3,151
4.300% due 03/01/2049		3,300	3,807
United Airlines Pass-Through Trust
2.700% due 11/01/2033		4,700	4,724
3.450% due 01/07/2030		4,383	4,479
4.150% due 02/25/2033		2,270	2,453
4.300% due 02/15/2027		52	56
4.550% due 02/25/2033		3,998	4,327
United Technologies Corp. 4.450% due 11/16/2038		800	947
UnitedHealth Group, Inc.
3.700% due 08/15/2049		170	183
3.750% due 10/15/2047		200	215
3.875% due 08/15/2059		4,500	4,856
4.625% due 07/15/2035		9,238	11,214
4.750% due 07/15/2045		7,240	8,901
University of Southern California 5.250% due 10/01/2111		40	56
Univision Communications, Inc. 5.125% due 02/15/2025		1,900	1,883
Vale Overseas Ltd.
6.250% due 08/10/2026		3,500	4,115
6.875% due 11/21/2036		6,639	8,653
6.875% due 11/10/2039		1,300	1,698
Vale S.A. 3.750% due 01/10/2023	EUR	2,000	2,440
Valero Energy Corp. 4.000% due 04/01/2029		$2,700	2,914
ViacomCBS, Inc. 4.900% due 08/15/2044		5,700	6,443
Virgin Media Secured Finance PLC 4.250% due 01/15/2030	GBP	2,200	2,978
VMware, Inc. 3.900% due 08/21/2027		$2,600	2,721
Walgreen Co. 4.400% due 09/15/2042		400	398
Walgreens Boots Alliance, Inc. 4.800% due 11/18/2044		45	46
Walmart, Inc. 4.050% due 06/29/2048		100	118
Walt Disney Co. 2.750% due 09/01/2049		21,400	20,187
Waste Management, Inc.
4.000% due 07/15/2039		403	451
4.150% due 07/15/2049		55	63
Western & Southern Life Insurance Co. 5.150% due 01/15/2049		2,200	2,606
Western Digital Corp. 4.750% due 02/15/2026		1,200	1,253
Western Midstream Operating LP 5.450% due 04/01/2044		2,025	1,793
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/2028		2,000	2,201
Williams Cos., Inc.
4.850% due 03/01/2048		45	49
5.100% due 09/15/2045		400	445
6.300% due 04/15/2040		1,900	2,356
Woodside Finance Ltd.
3.650% due 03/05/2025		100	104
3.700% due 09/15/2026		1,300	1,354

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

3.700% due 03/15/2028	1,126	1,166
Wyndham Destinations, Inc. 4.625% due 03/01/2030	2,200	2,210
Wynn Macau Ltd.
4.875% due 10/01/2024	2,200	2,254
5.500% due 10/01/2027	20,900	21,785
Wynn Resorts Finance LLC 5.125% due 10/01/2029	5,000	5,378
Yara International ASA 4.750% due 06/01/2028	1,100	1,195
Yellowstone Energy LP 5.750% due 12/31/2026 «	1,309	1,395
Zimmer Biomet Holdings, Inc.
3.375% due 11/30/2021	500	510
4.250% due 08/15/2035	205	208
4.450% due 08/15/2045	2,106	2,263
Zoetis, Inc.
3.950% due 09/12/2047	1,400	1,523
4.450% due 08/20/2048	1,225	1,423
4.700% due 02/01/2043	40	48
		1,661,478
UTILITIES 13.4%
AEP Texas, Inc. 4.150% due 05/01/2049	1,600	1,773
Alabama Power Co. 4.150% due 08/15/2044	35	39
Ameren Illinois Co. 3.250% due 03/15/2050	1,000	1,012
American Electric Power Co., Inc. 3.200% due 11/13/2027	50	52
Arizona Public Service Co. 3.500% due 12/01/2049	1,400	1,411
AT&T, Inc.
2.951% (US0003M + 0.950%) due 07/15/2021 ~	5,150	5,200
4.300% due 12/15/2042	6,813	7,294
4.350% due 06/15/2045	10,443	11,261
4.500% due 03/09/2048	38,877	42,963
4.550% due 03/09/2049	312	346
4.750% due 05/15/2046	400	452
4.800% due 06/15/2044	6,065	6,911
4.900% due 08/15/2037	2,200	2,531
5.150% due 11/15/2046	4,600	5,501
5.150% due 02/15/2050	13,430	16,179
5.300% due 08/15/2058	7,500	9,178
5.350% due 09/01/2040	40	48
5.450% due 03/01/2047	20,000	24,810
6.350% due 03/15/2040	55	71
Atmos Energy Corp.
4.125% due 10/15/2044	25	28
4.125% due 03/15/2049	30	34
Avangrid, Inc. 3.800% due 06/01/2029	4,000	4,243
Azure Power Solar Energy Pvt Ltd. 5.650% due 12/24/2024	3,900	3,993
Baltimore Gas & Electric Co. 3.200% due 09/15/2049	4,000	3,918
Bell Canada, Inc. 4.464% due 04/01/2048	105	122
Berkshire Hathaway Energy Co.
4.450% due 01/15/2049	8,370	9,944
5.150% due 11/15/2043	85	107
BG Energy Capital PLC 5.125% due 10/15/2041	3,100	3,913
Black Hills Corp.
3.050% due 10/15/2029	2,300	2,293
3.875% due 10/15/2049	1,900	1,901
BP Capital Markets America, Inc.
3.119% due 05/04/2026	65	68
3.937% due 09/21/2028	50	55
4.234% due 11/06/2028	20	23
British Telecommunications PLC
4.250% due 11/08/2049	2,400	2,473
9.625% due 12/15/2030	3,640	5,594
Brooklyn Union Gas Co. 4.487% due 03/04/2049	1,200	1,378
Cleco Corporate Holdings LLC 4.973% due 05/01/2046	400	443
CNOOC Nexen Finance ULC 4.875% due 04/30/2044	75	92
Comision Federal de Electricidad 5.750% due 02/14/2042	55	62
Commonwealth Edison Co.
3.650% due 06/15/2046	55	58
4.000% due 03/01/2048	700	787

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Consolidated Edison Co. of New York, Inc.
3.700% due 11/15/2059		1,700	1,755
4.500% due 05/15/2058		9,600	11,139
4.625% due 12/01/2054		40	49
4.650% due 12/01/2048		1,900	2,309
Consumers Energy Co.
4.050% due 05/15/2048		2,500	2,880
4.350% due 04/15/2049		35	42
Dominion Energy, Inc. 5.950% due 06/15/2035		35	45
Drax Finco PLC 6.625% due 11/01/2025		3,200	3,407
DTE Electric Co. 4.050% due 05/15/2048		1,600	1,854
Duke Energy Carolinas LLC
3.200% due 08/15/2049		7,800	7,768
3.875% due 03/15/2046		80	89
3.950% due 03/15/2048		6,000	6,724
Duke Energy Corp.
3.750% due 09/01/2046		9,100	9,400
3.950% due 08/15/2047		2,300	2,433
4.800% due 12/15/2045		85	101
Duke Energy Florida LLC
3.200% due 01/15/2027		80	84
3.400% due 10/01/2046		55	56
4.200% due 07/15/2048		25	29
Duke Energy Progress LLC 3.600% due 09/15/2047		5,900	6,178
E.ON International Finance BV 6.650% due 04/30/2038		600	811
Edison International 5.750% due 06/15/2027		1,400	1,573
Electricite de France S.A. 4.950% due 10/13/2045		2,150	2,536
Emera U.S. Finance LP 4.750% due 06/15/2046		2,100	2,428
Enable Midstream Partners LP 5.000% due 05/15/2044		7,223	6,625
Enel Finance International NV
2.650% due 09/10/2024		2,900	2,910
4.750% due 05/25/2047		3,000	3,374
4.875% due 06/14/2029		2,800	3,160
Exelon Corp. 5.625% due 06/15/2035		200	248
Exelon Generation Co. LLC 5.600% due 06/15/2042		2,195	2,513
FirstEnergy Transmission LLC 5.450% due 07/15/2044		6,330	7,975
Florida Power & Light Co.
3.950% due 03/01/2048		4,660	5,308
4.125% due 06/01/2048		120	140
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		2,300	2,398
6.000% due 11/27/2023		5,600	6,261
Gazprom OAO Via Gaz Capital S.A.
2.250% due 11/22/2024	EUR	600	717
3.125% due 11/17/2023		4,300	5,294
4.250% due 04/06/2024	GBP	7,000	10,065
5.150% due 02/11/2026		$8,400	9,365
6.510% due 03/07/2022		700	761
Georgia Power Co.
4.300% due 03/15/2042		80	88
4.750% due 09/01/2040		25	28
Greenko Solar Mauritius Ltd. 5.550% due 01/29/2025		1,700	1,732
Gulf Power Co. 4.550% due 10/01/2044		4,000	4,510
Indiana Michigan Power Co.
4.250% due 08/15/2048		20	23
4.550% due 03/15/2046		400	467
ITC Holdings Corp. 3.350% due 11/15/2027		75	78
Jersey Central Power & Light Co. 6.150% due 06/01/2037		250	323
Kentucky Utilities Co. 4.375% due 10/01/2045		2,300	2,675
Louisville Gas & Electric Co. 4.250% due 04/01/2049		2,200	2,534
MidAmerican Energy Co.
3.650% due 08/01/2048		75	81
3.950% due 08/01/2047		40	45
4.250% due 05/01/2046		3,450	3,999
4.250% due 07/15/2049		4,225	5,062
Midwest Connector Capital Co. LLC 4.625% due 04/01/2029		2,200	2,397

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Monongahela Power Co. 5.400% due 12/15/2043		4,224	5,457
New England Power Co. 3.800% due 12/05/2047		6,300	6,607
NGPL PipeCo LLC 7.768% due 12/15/2037		1,800	2,326
NiSource, Inc.
3.950% due 03/30/2048		1,245	1,311
4.375% due 05/15/2047		1,745	1,933
5.650% due 02/01/2045		500	638
5.800% due 02/01/2042		300	376
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		291	291
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)		1,029	564
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		1,161	1,143
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(b)		5,151	1,288
Ohio Power Co. 4.000% due 06/01/2049		85	95
Oi S.A. (10.000% Cash or 12.000% PIK) 10.000% due 07/27/2025 (b)(i)		4,000	3,592
Oncor Electric Delivery Co. LLC 3.800% due 06/01/2049		110	119
ONEOK, Inc.
4.950% due 07/13/2047		4,100	4,515
5.200% due 07/15/2048		17,450	19,775
Orange S.A.
5.375% due 01/13/2042		20	26
9.000% due 03/01/2031		715	1,107
Pacific Gas & Electric Co. 3.750% due 08/15/2042 ^(c)		1,300	1,304
PacifiCorp
4.125% due 01/15/2049		8,700	9,932
6.000% due 01/15/2039		90	123
PECO Energy Co. 3.900% due 03/01/2048		60	68
Petrobras Global Finance BV
5.093% due 01/15/2030		2,735	2,934
6.250% due 12/14/2026	GBP	900	1,418
Piedmont Natural Gas Co., Inc. 3.640% due 11/01/2046		$1,000	994
Plains All American Pipeline LP
5.150% due 06/01/2042		9,300	9,379
6.650% due 01/15/2037		2,212	2,612
PPL Capital Funding, Inc. 4.000% due 09/15/2047		1,700	1,738
Public Service Co. of Colorado 3.200% due 03/01/2050		2,800	2,812
Public Service Electric & Gas Co. 3.650% due 09/01/2028		25	27
Puget Sound Energy, Inc. 4.223% due 06/15/2048		2,700	3,106
Rio Oil Finance Trust
8.200% due 04/06/2028		4,600	5,326
9.250% due 07/06/2024		2,913	3,271
San Diego Gas & Electric Co.
3.750% due 06/01/2047		1,895	1,969
4.100% due 06/15/2049		1,000	1,106
4.150% due 05/15/2048		1,200	1,319
4.500% due 08/15/2040		2,700	3,045
Saudi Electricity Global Sukuk Co. 5.500% due 04/08/2044		5,100	6,138
Sempra Energy
3.250% due 06/15/2027		1,268	1,306
4.000% due 02/01/2048		925	974
6.000% due 10/15/2039		2,935	3,805
Shell International Finance BV
3.125% due 11/07/2049		6,900	6,811
3.625% due 08/21/2042		1,000	1,071
3.750% due 09/12/2046		165	181
4.000% due 05/10/2046		110	125
4.550% due 08/12/2043		120	146
Southern California Edison Co.
3.900% due 12/01/2041		3,800	3,780
3.900% due 03/15/2043		5,000	5,124
4.000% due 04/01/2047		13,200	13,877
4.050% due 03/15/2042		2,000	2,071
4.125% due 03/01/2048		1,900	2,027
4.650% due 10/01/2043		600	680
4.875% due 03/01/2049		1,000	1,184
5.950% due 02/01/2038		1,500	1,901
6.050% due 03/15/2039		4,500	5,867
6.650% due 04/01/2029		1,000	1,204

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Southern California Gas Co.
3.750% due 09/15/2042	1,600	1,675
3.950% due 02/15/2050	3,500	3,917
4.300% due 01/15/2049	3,640	4,148
5.125% due 11/15/2040	300	367
Southern Co. Gas Capital Corp.
3.950% due 10/01/2046	50	52
4.400% due 05/30/2047	3,400	3,758
Southern Power Co.
4.950% due 12/15/2046	85	94
5.150% due 09/15/2041	65	74
Southwestern Electric Power Co. 6.200% due 03/15/2040	8,200	10,796
Southwestern Public Service Co. 3.700% due 08/15/2047	30	32
Sprint Corp.
7.125% due 06/15/2024	1,000	1,081
7.250% due 09/15/2021	4,969	5,264
Tampa Electric Co. 4.450% due 06/15/2049	5,100	6,037
Transocean Poseidon Ltd. 6.875% due 02/01/2027	1,700	1,806
Verizon Communications, Inc.
4.500% due 08/10/2033	10,000	11,678
4.522% due 09/15/2048	232	278
4.672% due 03/15/2055	22,277	27,519
4.862% due 08/21/2046	3,500	4,338
5.012% due 08/21/2054	1,000	1,287
5.500% due 03/16/2047	2,700	3,660
Virginia Electric & Power Co.
3.800% due 09/15/2047	300	324
4.600% due 12/01/2048	1,800	2,203
Vodafone Group PLC
4.250% due 09/17/2050	4,400	4,598
4.875% due 06/19/2049	1,980	2,299
5.125% due 06/19/2059	4,100	4,830
5.250% due 05/30/2048	5,150	6,200
Wisconsin Public Service Corp. 3.300% due 09/01/2049	3,000	3,006
Xcel Energy, Inc.
4.000% due 06/15/2028	35	38
4.800% due 09/15/2041	40	45
		606,729
Total Corporate Bonds & Notes (Cost $3,102,942)		3,395,502
MUNICIPAL BONDS & NOTES 2.4%
CALIFORNIA 0.3%
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010 6.486% due 05/15/2049	2,300	3,209
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035	2,600	3,715
California State University Revenue Bonds, (BABs), Series 2010 6.484% due 11/01/2041	700	991
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 7.488% due 08/01/2033	5,000	6,787
Sacramento Municipal Utility District, California Revenue Bonds, (BABs), Series 2009 6.322% due 05/15/2036	300	408
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	40	49
		15,159
GEORGIA 0.3%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	10,114	13,950
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2009 6.050% due 01/01/2029	1,240	1,308
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	400	494
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009 6.832% due 02/01/2035	2,000	2,594
		4,396
INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009 6.596% due 02/01/2039	800	1,186

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

MICHIGAN 0.0%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006 7.309% due 06/01/2034	620	642
NEW JERSEY 0.0%
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009 6.875% due 12/15/2039	900	902
NEW YORK 0.6%
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2010 5.267% due 05/01/2027	13,200	15,593
Port Authority of New York & New Jersey Revenue Bonds, Series 2014 5.310% due 08/01/2046	8,400	9,304
		24,897
OHIO 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010 6.270% due 02/15/2050	5,095	6,815
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	4,990	7,818
8.084% due 02/15/2050	1,000	1,714
		16,347
PENNSYLVANIA 0.4%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	11,500	15,729
TENNESSEE 0.1%
Tennessee State School Bond Authority Revenue Bonds, Series 2010 4.848% due 09/15/2027	3,610	4,182
TEXAS 0.1%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009 7.088% due 01/01/2042	4,000	5,557
University of Texas System Revenue Bonds, Series 2017 3.354% due 08/15/2047	45	47
		5,604
VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007 6.706% due 06/01/2046	3,105	2,998
WASHINGTON 0.0%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040	1,100	1,495
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047	1,020	1,061
Total Municipal Bonds & Notes (Cost $87,273)		108,548
U.S. GOVERNMENT AGENCIES 10.3%
Uniform Mortgage-Backed Security
3.500% due 12/01/2047 - 08/01/2048	32,670	33,846
4.000% due 02/01/2049 - 03/01/2049	489	509
Uniform Mortgage-Backed Security, TBA
2.500% due 02/01/2050	47,000	46,423
3.000% due 02/01/2050	99,700	100,993
3.500% due 01/01/2050 - 02/01/2050	211,500	217,454
4.000% due 01/01/2050 - 02/01/2050	65,000	67,604
Total U.S. Government Agencies (Cost $464,853)		466,829
U.S. TREASURY OBLIGATIONS 21.1%
U.S. Treasury Bonds
2.250% due 08/15/2049 (k)	70,423	68,256
2.375% due 11/15/2049	2,000	1,992
2.500% due 02/15/2045 (k)(m)(o)	24,000	24,467
2.500% due 05/15/2046 (k)(m)(o)	59,539	60,735
2.750% due 11/15/2047 (o)	10	11
2.875% due 05/15/2049 (k)	31,227	34,390
3.000% due 05/15/2045 (o)	240	268
3.000% due 02/15/2048 (o)	415	466
3.000% due 08/15/2048 (k)(m)	181,500	204,238
3.000% due 02/15/2049 (k)	391,736	441,553

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

3.375% due 11/15/2048 (m)	555	669
U.S. Treasury Inflation Protected Securities (f)
0.375% due 07/15/2025 (m)	16,603	16,945
0.375% due 01/15/2027 (m)	24,929	25,314
0.500% due 01/15/2028 (m)	6,270	6,434
1.000% due 02/15/2049	17,928	19,941
U.S. Treasury Notes
1.625% due 08/15/2029 (k)(o)	15,715	15,300
1.750% due 11/15/2029 (o)	13,988	13,768
2.625% due 02/15/2029 (k)	17,491	18,527
Total U.S. Treasury Obligations (Cost $891,706)		953,274
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Banc of America Funding Trust
5.500% due 01/25/2036	234	208
5.750% due 03/25/2036	239	243
Bear Stearns Adjustable Rate Mortgage Trust 3.963% due 11/25/2034 ~	747	744
Bear Stearns ALT-A Trust 4.630% due 11/25/2034 ~	33	32
Chase Mortgage Finance Trust 3.707% due 12/25/2037 ^~	284	261
Citigroup Mortgage Loan Trust 2.032% due 11/25/2036 ●	467	472
Countrywide Alternative Loan Trust 2.122% due 09/25/2035 ●	530	435
Countrywide Home Loan Mortgage Pass-Through Trust 4.177% due 04/20/2035 ~	7	7
Credit Suisse Mortgage Capital Certificates 3.830% due 08/26/2058	2,185	2,204
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 1.932% due 07/25/2047 ●	245	235
GSMPS Mortgage Loan Trust 2.142% due 03/25/2035 ●	967	906
IndyMac Mortgage Loan Trust 2.092% due 07/25/2035 ●	436	423
JPMorgan Mortgage Trust 3.761% due 11/25/2033 ~	11	12
Merrill Lynch Mortgage Investors Trust 4.138% due 05/25/2033 ~	11	11
NAAC Reperforming Loan REMIC Trust Certificates 2.242% due 02/25/2035 ^●	1,376	1,222
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.862% due 02/25/2035 ●	767	777
4.381% due 08/25/2035 ~	194	196
OBP Depositor LLC Trust 4.646% due 07/15/2045	3,000	2,998
Residential Accredit Loans, Inc. Trust
4.349% due 02/25/2035 ^~	565	493
4.761% due 03/25/2035 ^~	68	61
Residential Funding Mortgage Securities, Inc. Trust 4.667% due 02/25/2036 ^~	380	354
Sequoia Mortgage Trust 2.495% due 05/20/2034 ●	728	737
Structured Adjustable Rate Mortgage Loan Trust 4.063% due 03/25/2034 ~	17	17
WaMu Mortgage Pass-Through Certificates Trust
2.048% due 11/25/2041 ~	184	184
2.232% due 07/25/2044 ●	331	327
Total Non-Agency Mortgage-Backed Securities (Cost $12,926)		13,559
ASSET-BACKED SECURITIES 0.9%
ACE Securities Corp. Home Equity Loan Trust 2.587% due 01/25/2035 ●	937	938
AIM Aviation Finance Ltd. 4.213% due 02/15/2040 Þ	2,405	2,404
Aircraft Certificate Owner Trust 7.001% due 09/20/2022	1,563	1,628
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.467% due 07/25/2035 ●	1,534	1,541
2.662% due 07/25/2034 ●	408	410
Asset-Backed Securities Corp. Home Equity Loan Trust 2.752% due 07/25/2035 ●	2,000	2,009
Bayview Financial Acquisition Trust 6.101% due 05/28/2037 Þ	13	13
Bear Stearns Asset-Backed Securities Trust
2.212% due 12/25/2035 ●	2,000	2,007
2.532% due 01/25/2034 ●	4	4
Business Jet Securities LLC 4.335% due 02/15/2033	704	712
ECAF Ltd. 4.947% due 06/15/2040	3,190	3,207
First Franklin Mortgage Loan Trust 2.527% due 09/25/2035 ●	692	697

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

JPMorgan Mortgage Acquisition Corp. 2.272% due 12/25/2035 ●		3,700	3,680
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042		1,110	1,122
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042		2,862	2,915
Lehman XS Trust 2.592% due 10/25/2035 ●		190	190
MAPS Ltd. 4.212% due 05/15/2043		1,656	1,687
METAL LLC 4.581% due 10/15/2042		2,696	2,720
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 2.542% due 07/25/2035 ●		114	114
RAAC Trust
2.172% due 10/25/2046 ●		113	112
2.272% due 03/25/2037 ●		482	484
RBSSP Resecuritization Trust 1.868% due 11/26/2036 ●		1,322	1,309
Residential Asset Mortgage Products Trust 2.042% due 08/25/2046 ●		1,041	1,037
Residential Asset Securities Corp. Trust 2.252% due 10/25/2035 ●		122	123
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040		2,435	2,477
Saxon Asset Securities Trust 2.587% due 03/25/2035 ^●		527	514
SLM Student Loan Trust 3.440% due 04/25/2023 ●		2,656	2,665
Sprite Ltd. 4.250% due 12/15/2037		1,711	1,749
START Ireland 4.089% due 03/15/2044		1,230	1,248
Total Asset-Backed Securities (Cost $38,045)			39,716
SOVEREIGN ISSUES 3.3%
Argentina Government International Bond
3.380% due 12/31/2038 Þ	EUR	5,647	2,944
3.750% due 12/31/2038 Þ		$9,353	4,592
6.250% due 11/09/2047	EUR	150	77
42.836% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	1,840	16
56.589% (ARLLMONP) due 06/21/2020 ~(a)		47,820	432
Chile Government International Bond 3.860% due 06/21/2047		$40	44
Mexico Government International Bond
4.500% due 01/31/2050		6,186	6,699
4.600% due 02/10/2048		4,100	4,504
Panama Government International Bond 4.500% due 05/15/2047		35	42
Peru Government International Bond
5.350% due 08/12/2040	PEN	5,000	1,522
5.400% due 08/12/2034		2,200	699
5.940% due 02/12/2029		59,700	20,328
6.150% due 08/12/2032		28,400	9,759
6.350% due 08/12/2028		28,929	10,137
6.950% due 08/12/2031		1,000	365
8.200% due 08/12/2026		64,680	24,841
Qatar Government International Bond
4.817% due 03/14/2049		$1,000	1,240
5.103% due 04/23/2048		4,300	5,534
Russia Government International Bond
7.650% due 04/10/2030	RUB	1,746,300	31,051
8.500% due 09/17/2031		484,000	9,217
Saudi Government International Bond
4.625% due 10/04/2047		$2,500	2,819
5.000% due 04/17/2049		1,200	1,437
South Africa Government International Bond 5.750% due 09/30/2049		9,000	8,783
Ukraine Government International Bond
7.375% due 09/25/2032		1,000	1,069
7.750% due 09/01/2021		2,000	2,121
Total Sovereign Issues (Cost $145,897)			150,272
		SHARES
COMMON STOCKS 0.0%
INDUSTRIALS 0.0%
Westmoreland Mining Holdings LLC «(i)		32,402	486

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Total Common Stocks (Cost $944)		486
WARRANTS 0.0%
UTILITIES 0.0%
Vistra Energy Corp. - Exp. 02/02/2024	8,823	19
Total Warrants (Cost $23)		19
PREFERRED SECURITIES 5.4%
BANKING & FINANCE 4.2%
AgriBank FCB 6.875% (US0003M + 4.225%) due 01/01/2024 ~(g)	40,000	4,330
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 ●(g)(h)	12,200,000	13,800
8.875% due 04/14/2021 ●(g)(h)	3,000,000	3,696
Banco Santander S.A. 6.250% due 09/11/2021 ●(g)(h)	9,700,000	11,605
Bank of America Corp.
5.125% due 06/20/2024 ●(g)	10,800,000	11,438
5.875% due 03/15/2028 ●(g)	21,900,000	24,302
Charles Schwab Corp. 5.000% due 12/01/2027 ●(g)	2,500,000	2,635
Citigroup, Inc.
5.950% due 05/15/2025 ●(g)	7,000,000	7,645
6.300% due 05/15/2024 ●(g)	2,550,000	2,765
CoBank ACB 6.250% due 10/01/2026 ●(g)	3,700,000	4,088
Depository Trust & Clearing Corp. 4.875% due 06/15/2020 ●(g)	8,250,000	8,334
Discover Financial Services 5.500% due 10/30/2027 ●(g)	3,000,000	3,164
Goldman Sachs Group, Inc. 4.950% due 02/10/2025 ●(g)	2,600,000	2,698
HSBC Bank Capital Funding Sterling LP 5.844% due 11/05/2031 ●(g)	400,000	722
HSBC Capital Funding LP 10.176% due 06/30/2030 ●(g)	4,800,000	7,924
JPMorgan Chase & Co.
5.000% due 08/01/2024 ●(g)	12,200,000	12,703
5.406% (US0003M + 3.470%) due 01/30/2020 ~(g)	7,334,000	7,411
6.100% due 10/01/2024 ●(g)	8,823,000	9,635
6.125% due 04/30/2024 ●(g)	6,877,000	7,518
MetLife Capital Trust 7.875% due 12/15/2067	11,950,000	15,972
Nationwide Building Society 10.250% ~	6,800	1,495
RBS Capital Trust 6.425% due 01/03/2034 ●(g)	1,400,000	1,971
Reinsurance Group of America, Inc. 6.200% (US0003M + 4.370%) due 09/15/2042 ~	54,575	1,513
State Street Corp.
5.625% due 12/15/2023 ●(g)	2,000,000	2,126
5.900% (US0003M + 3.108%) due 03/15/2024 ~(g)	22,800	626
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (g)	6,495,000	9,289
U.S. Bancorp 5.300% due 04/15/2027 ●(g)	3,600,000	3,977
Wachovia Capital Trust 5.570% due 01/31/2020 ●(g)	1,180,000	1,191
Wells Fargo & Co.
5.664% (US0003M + 3.770%) due 03/15/2020 ~(g)	3,243,000	3,288
5.900% due 06/15/2024 ●(g)	3,000,000	3,269
		191,130
INDUSTRIALS 1.0%
Energy Transfer Operating LP 7.600% (US0003M + 5.161%) due 05/15/2024 ~(g)	433,000	10,964
General Electric Co. 5.000% due 01/21/2021 ●(g)	21,900,000	21,483
NBCUniversal Enterprise, Inc. 5.250% due 03/19/2021 (g)	11,000,000	11,361
		43,808
UTILITIES 0.2%
CenterPoint Energy, Inc. 6.125% due 09/01/2023 ●(g)	2,200,000	2,328
Entergy Arkansas LLC 4.750% due 06/01/2063	39,925	1,029

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Entergy Texas, Inc. 5.625% due 06/01/2064		142,184	3,892
			7,249
Total Preferred Securities (Cost $229,078)			242,187
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (j) 0.1%			5,440
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
213.441% due 02/26/2020 - 05/13/2020 (d)(e)	ARS	14,920	174
Total Short-Term Instruments (Cost $5,685)			5,614
Total Investments in Securities (Cost $5,101,722)			5,496,756
		SHARES
INVESTMENTS IN AFFILIATES 1.8%
SHORT-TERM INSTRUMENTS 1.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.8%
PIMCO Short-Term Floating NAV Portfolio III		8,029,338	79,434
Total Short-Term Instruments (Cost $79,426)			79,434
Total Investments in Affiliates (Cost $79,426)			79,434
Total Investments 123.5% (Cost $5,181,148)			$5,576,190
Financial Derivative Instruments (l)(n) 0.1%(Cost or Premiums, net $32,537)			3,472
Other Assets and Liabilities, net (23.6)%			(1,065,698)
Net Assets 100.0%			$4,513,964

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021	10/02/2014	$8,230	$8,443	0.19%
Nissan Motor Acceptance Corp. 3.650% due 09/21/2021	09/13/2019	2,238	2,246	0.05
Norwegian Air Shuttle 4.110% due 06/24/2026	06/25/2014	12,324	11,988	0.27
Norwegian Air Shuttle 6.610% due 06/24/2021	06/25/2014 - 09/08/2014	4,731	4,710	0.10
Oi S.A. (10.000% Cash or 12.000% PIK) 10.000% due 07/27/2025	05/08/2019 - 10/24/2019	3,848	3,592	0.08
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	7,000	7,492	0.16
Westmoreland Mining Holdings LLC	12/08/2014	944	486	0.01
		$39,315	$38,957	0.86%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$5,440	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(5,549)	$5,440	$5,440
Total Repurchase Agreements						$(5,549)	$5,440	$5,440
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	1.870%	11/12/2019	02/10/2020	$(1,925)	$(1,930)
	1.910	11/21/2019	02/21/2020	(588)	(589)
CIB	1.880	11/06/2019	01/06/2020	(216,072)	(216,715)
JPS	1.800	12/23/2019	01/15/2020	(70,293)	(70,328)
	1.830	11/19/2019	01/21/2020	(14,978)	(15,011)
	2.000	11/19/2019	01/21/2020	(35,169)	(35,255)
NXN	1.850	11/05/2019	01/15/2020	(104,625)	(104,937)
	1.850	11/22/2019	01/15/2020	(105,764)	(105,987)
RCY	1.895	11/25/2019	02/26/2020	(18,715)	(18,753)
SCX	1.880	11/08/2019	02/28/2020	(134,009)	(134,394)
Total Reverse Repurchase Agreements					$(703,899)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

(k)	Securities with an aggregate market value of $692,299 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(484,558) at a weighted average interest rate of 2.127%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	$110.375	02/21/2020	48	$96	$0	$0
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	117.500	02/21/2020	176	176	2	0
Total Purchased Options					$2	$0
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February 2020 Futures	$127.000	01/24/2020	156	$156	$(31)	$(15)
Call - CBOT U.S. Treasury 10-Year Note February 2020 Futures	129.000	01/24/2020	156	156	(45)	(41)
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	127.500	02/21/2020	148	148	(52)	(58)
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	130.500	02/21/2020	148	148	(60)	(25)
Total Written Options					$(188)	$(139)
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-BTP Italy Government Bond March Futures	03/2020	41	$6,552	$(91)	$0	$(19)
U.S. Treasury 10-Year Note March Futures	03/2020	207	26,583	(232)	0	(23)
U.S. Treasury 30-Year Bond March Futures	03/2020	187	29,154	(631)	0	(64)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2020	256	46,504	(1,400)	0	(296)
				$(2,354)	$0	$(402)
SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond March Futures	03/2020	247	$(24,779)	$448	$130	$0
U.S. Treasury 2-Year Note March Futures	03/2020	834	(179,727)	178	0	(39)
				$626	$130	$(39)
Total Futures Contracts				$(1,728)	$130	$(441)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
								Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Caterpillar, Inc.	(1.000)%	Quarterly	12/20/2020	0.060%	$3,200	$(85)	$55	$(30)	$0	$0
Deere & Co.	(1.000)	Quarterly	12/20/2020	0.074	1,925	(51)	33	(18)	0	0
Ford Motor Credit Co. LLC	(5.000)	Quarterly	06/20/2022	0.724	1,400	(152)	4	(148)	1	0
Toll Brothers Finance Corp.	(1.000)	Quarterly	06/20/2024	0.679	3,800	5	(59)	(54)	4	0
						$(283)	$33	$(250)	$5	$0

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
DISH DBS Corp.	5.000%	Quarterly	06/20/2023	2.419%		$8,300	$(43)	$759	$716	$0	$(18)
Ford Motor Co.	5.000	Quarterly	12/20/2021	0.407		600	104	(49)	55	0	0
Ford Motor Co.	5.000	Quarterly	06/20/2022	0.613		1,400	263	(111)	152	0	(1)
Ford Motor Co.	5.000	Quarterly	12/20/2023	1.138		4,200	480	143	623	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	1.178		600	72	16	88	0	0
General Electric Co.	1.000	Quarterly	06/20/2023	0.584		1,400	8	12	20	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2023	0.652		400	(3)	8	5	0	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.766		4,200	(93)	136	43	0	(3)
General Electric Co.	1.000	Quarterly	12/20/2024	0.857		4,000	(63)	91	28	0	0
International Lease Finance Corp.	5.000	Quarterly	12/20/2023	0.397		1,200	186	29	215	1	0
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.494		3,900	66	29	95	0	0
Telefonica Emisiones S.A.U.	1.000	Quarterly	12/20/2023	0.428	EUR	3,200	(6)	90	84	0	(1)
Vodafone Group PLC	1.000	Quarterly	06/20/2024	0.498		3,400	32	56	88	0	(1)
							$1,003	$1,209	$2,212	$1	$(25)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
iTraxx Europe Main 31 5-Year Index	(1.000)%	Quarterly	06/20/2024	EUR	56,300	$(1,740)	$(42)	$(1,782)	$19	$0
iTraxx Europe Main 32 5-Year Index	(1.000)	Quarterly	12/20/2024		6,500	(194)	(11)	(205)	3	0
						$(1,934)	$(53)	$(1,987)	$22	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-27 5-Year Index	1.000%	Quarterly	06/20/2022	$1,552	$(45)	$35	$(10)	$0	$0
CDX.EM-28 5-Year Index	1.000	Quarterly	12/20/2022	1,649	(60)	49	(11)	0	0
CDX.EM-29 5-Year Index	1.000	Quarterly	06/20/2023	900	(18)	(1)	(19)	0	0
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023	6,500	(303)	145	(158)	1	0
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024	45,000	(2,007)	832	(1,175)	4	0
CDX.EM-32 5-Year Index	1.000	Quarterly	12/20/2024	63,000	(3,033)	939	(2,094)	10	0
CDX.HY-32 5-Year Index	5.000	Quarterly	06/20/2024	176,400	13,494	4,254	17,748	0	(67)
CDX.IG-32 5-Year Index	1.000	Quarterly	06/20/2024	666,000	13,550	4,050	17,600	0	(56)
CDX.IG-33 5-Year Index	1.000	Quarterly	12/20/2024	728,000	14,873	4,268	19,141	0	(69)
CDX.IG-33 10-Year Index	1.000	Quarterly	12/20/2029	114,600	(608)	1,645	1,037	0	(45)
iTraxx Asia Ex-Japan 32 5-Year Index	1.000	Quarterly	12/20/2024	23,500	415	110	525	0	(1)
					$36,258	$16,326	$52,584	$15	$(238)
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	5.960%	Maturity	01/02/2023	BRL	372,700	$46	$593	$639	$16	$0
Pay	1-Year BRL-CDI	6.430	Maturity	01/04/2027		80,000	(11)	(51)	(62)	5	0
Pay	1-Year BRL-CDI	7.050	Maturity	01/04/2027		97,100	(2)	633	631	0	(6)
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029	CAD	12,500	(50)	(183)	(233)	0	(84)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Receive	3-Month USD-LIBOR	2.450	Semi-Annual	03/27/2024		$6,200	(6)	(218)	(224)	6	0
Receive	3-Month USD-LIBOR	2.410	Semi-Annual	03/28/2024		16,800	(16)	(563)	(579)	15	0
Receive	3-Month USD-LIBOR	2.440	Semi-Annual	03/29/2024		11,000	(11)	(382)	(393)	10	0
Receive	3-Month USD-LIBOR	2.480	Semi-Annual	04/02/2024		14,400	(16)	(448)	(464)	14	0
Receive	3-Month USD-LIBOR	2.490	Semi-Annual	04/03/2024		15,000	(17)	(473)	(490)	14	0
Receive	3-Month USD-LIBOR	2.510	Semi-Annual	04/08/2024		15,500	(19)	(505)	(524)	13	0
Receive	3-Month USD-LIBOR	2.510	Semi-Annual	04/09/2024		13,600	(14)	(446)	(460)	11	0
Receive	3-Month USD-LIBOR	2.435	Semi-Annual	04/10/2024		14,400	(16)	(425)	(441)	12	0
Receive	3-Month USD-LIBOR	2.475	Semi-Annual	04/10/2024		14,900	(18)	(464)	(482)	12	0
Receive	3-Month USD-LIBOR	2.410	Semi-Annual	04/11/2024		14,000	(14)	(401)	(415)	11	0
Receive	3-Month USD-LIBOR	2.425	Semi-Annual	04/15/2024		22,200	(22)	(650)	(672)	16	0
Receive	3-Month USD-LIBOR	2.290	Semi-Annual	05/15/2024		14,000	(15)	(332)	(347)	11	0
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	05/17/2024		12,900	(14)	(311)	(325)	10	0
Receive	3-Month USD-LIBOR	2.330	Semi-Annual	05/20/2024		14,600	(16)	(371)	(387)	11	0
Receive	3-Month USD-LIBOR	2.320	Semi-Annual	05/21/2024		14,600	(17)	(364)	(381)	11	0
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	05/22/2024		14,700	(16)	(355)	(371)	12	0
Receive	3-Month USD-LIBOR	2.240	Semi-Annual	05/29/2024		15,200	(19)	(325)	(344)	12	0
Receive	3-Month USD-LIBOR	2.220	Semi-Annual	05/30/2024		14,800	(19)	(302)	(321)	12	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	05/30/2024		14,800	(18)	(323)	(341)	12	0
Receive	3-Month USD-LIBOR	2.240	Semi-Annual	05/31/2024		16,600	(18)	(356)	(374)	14	0
Receive	3-Month USD-LIBOR	2.210	Semi-Annual	06/04/2024		14,900	(16)	(301)	(317)	13	0
Receive	3-Month USD-LIBOR	2.200	Semi-Annual	06/05/2024		15,000	(18)	(294)	(312)	13	0
Receive	3-Month USD-LIBOR	2.290	Semi-Annual	06/05/2024		15,500	(16)	(368)	(384)	13	0
Receive	3-Month USD-LIBOR	2.270	Semi-Annual	06/06/2024		15,400	(16)	(352)	(368)	13	0
Pay	3-Month USD-LIBOR	1.670	Semi-Annual	12/27/2024		15,100	(20)	(30)	(50)	0	(17)
Pay	3-Month USD-LIBOR	1.660	Semi-Annual	12/31/2024		15,700	(21)	(37)	(58)	0	(18)
Pay	6-Month CLP-CHILIBOR	2.920	Semi-Annual	12/04/2026	CLP	32,300	0	1	1	0	0
Pay	6-Month CLP-CHILIBOR	2.930	Semi-Annual	12/04/2026		1,742,100	0	56	56	1	0
Pay	6-Month CLP-CHILIBOR	2.950	Semi-Annual	12/04/2026		402,000	0	14	14	0	0
Pay	6-Month CLP-CHILIBOR	3.160	Semi-Annual	12/03/2029		2,891,900	0	88	88	2	0
Pay	6-Month CLP-CHILIBOR	3.460	Semi-Annual	12/09/2029		2,128,000	0	141	141	1	0
Pay	6-Month CLP-CHILIBOR	3.420	Semi-Annual	12/10/2029		469,200	0	29	29	0	0
Receive(6)	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	26,700	489	642	1,131	144	0
Receive(6)	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		4,700	33	174	207	76	0
Pay(6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2025	GBP	75,500	96	(773)	(677)	0	(107)
Receive(6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030		43,600	453	1,076	1,529	337	0
Receive(6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050		9,350	228	953	1,181	198	0
Pay	6-Month HUF-BBR	1.250	Annual	09/19/2023	HUF	9,471,700	60	631	691	0	(38)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	09/18/2023	JPY	2,480,000	(1,121)	207	(914)	0	(10)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	09/20/2024		2,666,300	(943)	(271)	(1,214)	0	(13)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		33,400	0	(6)	(6)	0	0
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021	MXN	56,400	(150)	104	(46)	0	0
Pay	28-Day MXN-TIIE	7.278	Lunar	03/22/2022		1,900	0	1	1	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		229,300	25	404	429	1	0
Pay	28-Day MXN-TIIE	7.680	Lunar	12/29/2022		468,600	0	749	749	1	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/03/2023		4,700	0	7	7	0	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		610,100	(410)	1,346	936	3	0
Pay	28-Day MXN-TIIE	8.038	Lunar	02/29/2024		120,300	0	344	344	1	0
Pay	28-Day MXN-TIIE	6.648	Lunar	12/13/2024		295,700	(13)	31	18	0	(4)
Receive	CPURNSA	1.273	Maturity	09/30/2020		$4,350	114	11	125	0	(3)
Receive	CPURNSA	1.303	Maturity	09/30/2020		19,500	482	49	531	0	(13)
Pay	UKRPI	3.530	Maturity	10/15/2031	GBP	10,600	65	437	502	0	(15)
Pay	UKRPI	3.585	Maturity	10/15/2046		800	32	210	242	0	(21)
							$(1,005)	$(1,749)	$(2,754)	$1,077	$(349)
Total Swap Agreements							$34,039	$15,766	$49,805	$1,120	$(612)
(m)	Securities with an aggregate market value of $61,860 and cash of $4,958 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BPS	01/2020	PEN	42,393		$12,624	$0	$(167)
	01/2020		$2,321	EUR	2,071	3	0
	01/2020		6,623	MXN	132,035	348	0
	01/2020		8,554	TRY	50,195	0	(159)
	02/2020	PEN	51,325		$15,127	0	(345)
	03/2020	HKD	1,834		234	0	(1)
BRC	01/2020		$3,223	MXN	63,344	118	0
CBK	01/2020	MXN	100,711		$5,255	0	(57)
	01/2020	PEN	74,182		21,908	0	(474)
	01/2020		$123,933	JPY	13,455,435	0	(75)
	01/2020		6,129	PEN	20,349	11	0
	01/2020		234	TRY	1,355	0	(6)
	02/2020		8,924	COP	30,933,206	471	0
	03/2020	PEN	20,349		$6,115	0	(11)
	04/2020		$1,077	MXN	21,207	26	0
	05/2020		5,175		100,711	56	0
GLM	01/2020	MXN	27,909		$1,424	0	(46)
	02/2020	RUB	2,218,912		34,377	0	(1,202)
	02/2020		$714	MXN	13,672	5	0
	03/2020		13,698	IDR	195,549,622	352	0
HUS	01/2020	AUD	3,076		$2,089	0	(70)
	01/2020		$21,697	GBP	16,807	570	0
	01/2020		15,158	RUB	1,001,975	956	0
	02/2020	CAD	416		$314	0	(7)
	02/2020		$9,684	PLN	37,903	308	0
JPM	01/2020		1,907	MXN	37,367	63	0
MYI	01/2020	PEN	33,485		$9,845	0	(258)
RYL	03/2020	CNH	1,273		176	0	(6)
SCX	01/2020	GBP	53,130		69,152	0	(1,239)
	02/2020		$512	MXN	9,930	10	0
	03/2020		180	CNY	1,268	2	0
SSB	01/2020	BRL	91,071		$22,442	0	(197)
	01/2020		$21,526	BRL	91,071	1,113	0
	02/2020		22,414		91,071	204	0
UAG	01/2020	EUR	110,584		$122,143	0	(1,954)
Total Forward Foreign Currency Contracts						$4,616	$(6,274)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940%	02/18/2020	72,450	$531	$1,804
Total Purchased Options							$531	$1,804
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475%	02/19/2020	10,500	$(5)	$(17)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.725	02/19/2020	10,500	(7)	(2)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	13,800	(9)	(12)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	5,100	(4)	(8)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	13,800	(15)	(4)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	5,100	(6)	(1)
BPS	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	8,600	(11)	0
	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475	02/19/2020	7,500	(4)	(12)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.800	02/19/2020	7,500	(4)	(1)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.675	05/20/2020	1,600	(2)	(2)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	3,700	(2)	(7)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	3,700	(5)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	02/19/2020	6,000	(3)	(8)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	3,700	(2)	(8)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	9,700	(15)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	6,800	(11)	(1)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	8,800	(7)	(13)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	8,800	(11)	(2)
BRC	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	6,600	(4)	(15)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	6,600	(13)	(1)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	39,100	(22)	(33)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	39,100	(46)	(12)
CBK	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	8,600	(11)	0
	Put - OTC CDX.IG-33 5-Year Index	Sell	1.000	01/15/2020	14,100	(12)	0
	Put - OTC CDX.IG-33 5-Year Index	Sell	1.200	01/15/2020	21,300	(11)	0
	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475	02/19/2020	15,100	(9)	(25)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.625	02/19/2020	15,100	(15)	(4)
DBL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	7,900	(4)	(15)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	7,900	(12)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	02/19/2020	5,100	(2)	(3)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	02/19/2020	5,100	(5)	(1)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	3,800	(3)	(6)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	3,800	(6)	(1)
FBF	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475	01/15/2020	26,500	(9)	(34)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.625	01/15/2020	26,500	(20)	(1)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	9,300	(10)	0
GST	Put - OTC CDX.IG-32 5-Year Index	Sell	2.900	06/17/2020	19,300	(17)	0
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	3.000	06/17/2020	21,200	(22)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	8,500	(7)	(13)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	8,500	(9)	(2)
JLN	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	4,300	(3)	(4)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	4,300	(5)	(1)
JPM	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	4,600	(4)	(7)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	4,600	(5)	(1)
MEI	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	5,100	(3)	(11)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	5,100	(6)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	5,000	(4)	(8)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	5,000	(6)	(1)
						$(428)	$(298)
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	10,300	$(89)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	6,800	(88)	0
DUB	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	2,900	(28)	0
						$(205)	$0
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.465%	01/13/2020	17,300	$(25)	$(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.745	01/13/2020	17,300	(19)	(35)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.700	01/16/2020	8,600	(22)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.950	01/16/2020	8,600	(20)	(33)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.760	01/30/2020	17,500	(46)	(40)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.030	01/30/2020	17,500	(47)	(49)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.086	02/18/2020	6,900	(531)	(1,541)
BPS	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.360	01/21/2020	15,800	(27)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750	01/21/2020	15,800	(33)	(37)
DUB	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.438	01/03/2020	16,600	(27)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.693	01/03/2020	16,600	(22)	(40)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	01/02/2020	15,100	(19)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750	01/02/2020	15,100	(19)	(7)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.340	01/03/2020	900	(1)	0

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.620	01/03/2020	900	(1)	(5)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.460	01/06/2020	15,100	(21)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.740	01/06/2020	15,100	(21)	(18)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.470	01/09/2020	15,200	(20)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750	01/09/2020	15,200	(26)	(24)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.540	01/13/2020	15,200	(18)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.820	01/13/2020	15,200	(23)	(12)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.340	01/03/2020	14,800	(22)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.620	01/03/2020	14,800	(22)	(77)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.510	01/06/2020	17,100	(22)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.780	01/06/2020	17,100	(24)	(9)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.485	01/10/2020	17,000	(25)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	01/10/2020	17,000	(23)	(19)
							$(1,126)	$(1,958)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	$99.797	02/05/2020	1,900	$(3)	$(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	99.813	02/05/2020	7,150	(10)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	100.703	02/05/2020	4,100	(12)	(4)
					$(25)	$(8)
Total Written Options					$(1,784)	$(2,264)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	CNOOC Finance 203 Ltd.	1.000%	Quarterly	12/20/2024	0.553%	$2,500	$49	$5	$54	$0
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.510	2,500	(30)	78	48	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.685	1,900	(31)	57	26	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	1.682	1,000	(61)	39	0	(22)
	Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.672	1,700	19	8	27	0
BRC	Alibaba Group Holding Ltd.	1.000	Quarterly	12/20/2024	0.630	5,800	70	34	104	0
	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.894	2,600	(15)	29	14	0
	CNAC HK Finbridge Co. Ltd.	1.000	Quarterly	12/20/2024	1.140	2,200	(42)	28	0	(14)
	CNOOC Finance 203 Ltd.	1.000	Quarterly	12/20/2024	0.553	9,400	166	37	203	0
	Huarong Finance Co. Ltd.	1.000	Quarterly	12/20/2024	1.399	1,600	(58)	29	0	(29)
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.832	2,700	(27)	49	22	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.211	1,800	(76)	67	0	(9)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	1.682	400	(21)	12	0	(9)
	Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.539	2,000	29	16	45	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.625	500	(19)	5	0	(14)
	State Grid Overseas Investment Ltd.	1.000	Quarterly	12/20/2024	0.564	2,200	33	13	46	0
	Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.672	3,500	34	22	56	0
CBK	AXA Equitable Holdings, Inc.	1.000	Quarterly	06/20/2023	0.496	1,400	(38)	62	24	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.631	500	(5)	13	8	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.727	1,400	5	14	19	0
	Italy Government International Bond	1.000	Quarterly	12/20/2021	0.370	26,000	(765)	1,094	329	0
	Italy Government International Bond	1.000	Quarterly	06/20/2022	0.767	2,300	(64)	78	14	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	1.682	3,000	(178)	111	0	(67)
DUB	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.211	2,100	(84)	74	0	(10)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	1.682	2,200	(129)	80	0	(49)
GST	Fiserv, Inc.	1.000	Quarterly	12/20/2024	1.113	3,300	(39)	23	0	(16)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.494	700	(7)	19	12	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.559	2,400	(43)	84	41	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.784	2,800	(23)	53	30	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.211	1,200	(48)	42	0	(6)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	1.682	500	(29)	18	0	(11)
	Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.539	1,200	20	7	27	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.625	2,700	(108)	31	0	(77)
HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.559	7,700	(122)	255	133	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.685	4,400	(59)	120	61	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2023	0.847	3,300	(327)	345	18	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.211	700	(29)	26	0	(3)
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.559	12,700	(237)	457	220	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.685	1,800	(29)	54	25	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2024	0.463	3,400	47	33	80	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2024	0.511	1,700	23	17	40	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2023	0.847	1,700	(171)	180	9	0
	Southern Co.	1.000	Quarterly	12/20/2022	0.127	3,500	43	48	91	0
MYC	Consolidated Edison Co. of New York, Inc.	1.000	Quarterly	12/20/2024	0.494	3,400	66	17	83	0
	Entergy Corp.	1.000	Quarterly	03/20/2021	0.139	2,500	(271)	298	27	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.784	19,800	(119)	329	210	0
NGF	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.894	1,800	0	10	10	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.559	7,550	(139)	270	131	0
							$(2,839)	$4,790	$2,287	$(336)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-25 5-Year Index 25-35%	5.000%	Quarterly	12/20/2020		$900	$23	$22	$45	$0
	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021		2,000	304	(109)	195	0
BPS	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023		1,100	128	59	187	0
BRC	iTraxx Japan 32 5-Year Index	1.000	Quarterly	12/20/2024	JPY	39,000	7	3	10	0
CBK	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021		$250	20	4	24	0
	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023		1,600	166	106	272	0
	iTraxx Japan 32 5-Year Index	1.000	Quarterly	12/20/2024	JPY	10,000	2	1	3	0
GST	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021		$2,500	211	33	244	0
	CDX.HY-29 5-Year Index 25-35%	5.000	Quarterly	12/20/2022		1,300	180	(1)	179	0
	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023		4,800	571	245	816	0
JPM	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021		150	13	2	15	0
	CDX.HY-29 5-Year Index 25-35%	5.000	Quarterly	12/20/2022		100	16	(2)	14	0
	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023		7,900	970	372	1,342	0
	iTraxx Japan 32 5-Year Index	1.000	Quarterly	12/20/2024	JPY	121,000	22	9	31	0
MYC	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023		$1,200	143	61	204	0
							$2,776	$805	$3,581	$0
Total Swap Agreements							$(63)	$5,595	$5,868	$(336)
(o)	Securities with an aggregate market value of $4,224 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:
Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$53,149	$67,600	$120,749
Corporate Bonds & Notes
Banking & Finance	0	1,119,804	7,492	1,127,296
Industrials	0	1,660,083	1,395	1,661,478
Utilities	0	606,729	0	606,729
Municipal Bonds & Notes
California	0	15,159	0	15,159
Georgia	0	13,950	0	13,950
Illinois	0	4,396	0	4,396
Indiana	0	1,186	0	1,186
Michigan	0	642	0	642
New Jersey	0	902	0	902
New York	0	24,897	0	24,897
Ohio	0	16,347	0	16,347
Pennsylvania	0	15,729	0	15,729
Tennessee	0	4,182	0	4,182
Texas	0	5,604	0	5,604
Virginia	0	2,998	0	2,998
Washington	0	1,495	0	1,495
West Virginia	0	1,061	0	1,061
U.S. Government Agencies	0	466,829	0	466,829
U.S. Treasury Obligations	0	953,274	0	953,274
Non-Agency Mortgage-Backed Securities	0	13,559	0	13,559
Asset-Backed Securities	0	39,716	0	39,716
Sovereign Issues	0	150,272	0	150,272
Common Stocks
Industrials	0	0	486	486
Warrants
Utilities	19	0	0	19
Preferred Securities
Banking & Finance	2,139	188,991	0	191,130
Industrials	10,964	32,844	0	43,808
Utilities	4,921	2,328	0	7,249
Short-Term Instruments
Repurchase Agreements	0	5,440	0	5,440
Argentina Treasury Bills	0	174	0	174
	$18,043	$5,401,740	$76,973	$5,496,756
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$79,434	$0	$0	$79,434
Total Investments	$97,477	$5,401,740	$76,973	$5,576,190
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	130	1,120	0	1,250
Over the counter	0	12,288	0	12,288
	$130	$13,408	$0	$13,538
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(441)	(751)	0	(1,192)
Over the counter	0	(8,874)	0	(8,874)
	$(441)	$(9,625)	$0	$(10,066)
Total Financial Derivative Instruments	$(311)	$3,783	$0	$3,472
Totals	$97,166	$5,405,523	$76,973	$5,579,662

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2019:

Category and Subcategory	Beginning Balance at 03/31/2019	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2019 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$59,711	$26,037	$(14,332)	$56	$0	$574	$2,811	$(7,257)	$67,600	$337
Corporate Bonds & Notes
Banking & Finance	6,848	0	0	0	0	644	0	0	7,492	644
Industrials	1,362	0	(28)	0	0	61	0	0	1,395	62
Asset-Backed Securities	1,582	0	0	(2)	0	48	0	(1,628)	0	0

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Common Stocks
Industrials	0	944	0	0	0	(458)	0	0	486	(458)
Totals	$69,503	$26,981	$(14,360)	$54	$0	$869	$2,811	$(8,885)	$76,973	$585

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$53,298	Proxy Pricing	Base Price	97.000 - 102.500	99.816
	14,302	Third Party Vendor	Broker Quote	100.000 - 101.000	100.237
Corporate Bonds & Notes
Banking & Finance	7,492	Reference Instrument	Option Adjusted Spread	584.983 bps	-
Industrials	1,395	Proxy Pricing	Base Price	106.410	-
Common Stocks
Industrials	486	Indicative Market Quotation	Broker Quote	$15.000	-
Total	$76,973

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Long-Term Real Return Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 137.8% ¤

CORPORATE BONDS & NOTES 3.4%

BANKING & FINANCE 2.9%

AerCap Ireland Capital DAC 4.625% due 10/30/2020		$100	$102
Ally Financial, Inc. 8.000% due 03/15/2020		300	303
American Tower Corp. 3.300% due 02/15/2021		100	101
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 ●(e)(f)	EUR	1,800	2,209
Cooperatieve Rabobank UA 5.500% due 06/29/2020 ●(e)(f)		200	230
Deutsche Bank AG 4.250% due 10/14/2021		$1,000	1,028
Emerald Bay S.A. 0.000% due 10/08/2020 (c)	EUR	492	540
Ford Motor Credit Co. LLC 3.550% due 10/07/2022		$1,600	1,624
International Lease Finance Corp. 8.250% due 12/15/2020		1,000	1,057
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	100,043	14,788
2.500% due 10/01/2047		21	3
Lloyds Banking Group PLC 2.728% (US0003M + 0.800%) due 06/21/2021 ~		$200	201
Nissan Motor Acceptance Corp. 3.650% due 09/21/2021		100	102
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050	DKK	41,550	6,140
2.500% due 10/01/2047		1	0
Nykredit Realkredit A/S
1.000% due 10/01/2050		99,214	14,666
2.500% due 10/01/2047		53	9
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		$400	427
Realkredit Danmark A/S 2.500% due 07/01/2047	DKK	40	6
Royal Bank of Scotland Group PLC
3.497% (US0003M + 1.550%) due 06/25/2024 ~		$300	305
4.519% due 06/25/2024 ●		200	213
UniCredit SpA 7.830% due 12/04/2023		1,300	1,517
			45,571
INDUSTRIALS 0.3%

Allergan Sales LLC 5.000% due 12/15/2021		1,000	1,046
Central Nippon Expressway Co. Ltd. 2.362% due 05/28/2021		600	601
Charter Communications Operating LLC 4.464% due 07/23/2022		100	105
CVS Health Corp. 3.350% due 03/09/2021		54	55
EMC Corp. 2.650% due 06/01/2020		600	601
Enterprise Products Operating LLC 3.350% due 03/15/2023		200	207
Hyundai Capital America 2.699% due 09/18/2020 ●		1,200	1,203
JT International Financial Services BV 3.500% due 09/28/2023		200	208
Mylan NV 3.750% due 12/15/2020		70	71
NXP BV 3.875% due 09/01/2022		200	207
Penske Truck Leasing Co. LP 3.650% due 07/29/2021		200	205
Sabine Pass Liquefaction LLC 5.625% due 02/01/2021		100	103
Sunoco Logistics Partners Operations LP 4.400% due 04/01/2021		300	307

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2019 (Unaudited)

Textron, Inc. 2.451% (US0003M + 0.550%) due 11/10/2020 ~		90	90
Zimmer Biomet Holdings, Inc. 3.375% due 11/30/2021		200	204
			5,213
UTILITIES 0.2%

AT&T, Inc.
2.657% (US0003M + 0.750%) due 06/01/2021 ~		400	402
2.951% (US0003M + 0.950%) due 07/15/2021 ~		600	606
5.150% due 02/15/2050		200	241
5.300% due 08/15/2058		100	122
Duke Energy Corp. 2.400% due 08/15/2022		100	101
Eversource Energy 2.500% due 03/15/2021		100	101
National Rural Utilities Cooperative Finance Corp. 2.300% due 09/15/2022		100	101
NextEra Energy Capital Holdings, Inc. 2.800% due 01/15/2023		100	102
Petrobras Global Finance BV
5.093% due 01/15/2030		1,106	1,186
6.250% due 12/14/2026	GBP	100	158
Sempra Energy 2.344% (US0003M + 0.450%) due 03/15/2021 ~		$100	100
Sprint Communications, Inc. 7.000% due 03/01/2020		100	101
Virginia Electric & Power Co. 2.950% due 01/15/2022		100	102
			3,423
Total Corporate Bonds & Notes (Cost $54,301)			54,207

U.S. GOVERNMENT AGENCIES 14.3%

Fannie Mae 2.192% due 03/25/2049 ●		6,630	6,594
Freddie Mac
1.932% due 09/25/2031 ●		27	26
1.972% due 10/25/2029 ●		157	156
7.757% due 05/15/2035 ●		32	37
Ginnie Mae
2.165% due 02/20/2049 ●		6,802	6,791
2.266% due 08/20/2068 ●		2,876	2,819
Uniform Mortgage-Backed Security
2.500% due 12/01/2049		300	297
4.000% due 02/01/2049 - 03/01/2049		595	618
Uniform Mortgage-Backed Security, TBA
2.500% due 02/01/2050		9,000	8,889
3.000% due 02/01/2050		57,900	58,651
3.500% due 01/01/2050		30,910	31,783
4.000% due 01/01/2050 - 02/01/2050		109,000	113,355
Total U.S. Government Agencies (Cost $229,659)			230,016

U.S. TREASURY OBLIGATIONS 108.1%

U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2022		3,344	3,339
0.125% due 07/15/2026		3,113	3,124
0.250% due 07/15/2029		22,948	23,180
0.375% due 01/15/2027 (h)(j)(l)		26,421	26,828
0.375% due 07/15/2027 (l)		29,993	30,603
0.625% due 01/15/2026		10,668	10,997
0.625% due 02/15/2043		109,179	110,503
0.750% due 07/15/2028 (h)(j)		26,553	27,943
0.750% due 02/15/2042		30,397	31,595
0.750% due 02/15/2045		71,035	73,731
0.875% due 02/15/2047		4,059	4,353
1.000% due 02/15/2046		190,068	209,201
1.000% due 02/15/2048 (h)		251,149	278,160
1.000% due 02/15/2049		36,029	40,074
1.375% due 02/15/2044 (h)		462,355	545,671
2.125% due 02/15/2040		114,767	150,099
2.125% due 02/15/2041		124,631	164,264
3.375% due 04/15/2032 (j)(l)		2,717	3,732
Total U.S. Treasury Obligations (Cost $1,607,177)			1,737,397

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.9%

Adjustable Rate Mortgage Trust 3.624% due 01/25/2036 ^~		74	72
Alliance Bancorp Trust 2.032% due 07/25/2037 ●		208	193
Banc of America Funding Trust
2.082% due 07/25/2037 ●		1,307	1,256

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2019 (Unaudited)

3.876% due 01/20/2047 ~		3,254	3,168
4.845% due 03/20/2036 ~		184	181
Banc of America Mortgage Trust 3.900% due 11/25/2035 ^~		13	13
Bancorp Commercial Mortgage Trust 2.815% due 09/15/2036 ●		3,478	3,482
BCAP LLC Trust 2.012% due 05/25/2047 ^●		340	323
Bear Stearns Adjustable Rate Mortgage Trust
4.065% due 02/25/2036 ^~		12	12
4.238% due 07/25/2036 ^~		29	28
Bear Stearns ALT-A Trust
3.862% due 09/25/2047 ^~		2,542	2,048
4.103% due 09/25/2035 ^~		236	196
CIM Trust 2.792% due 02/25/2049 ●		350	350
Citigroup Mortgage Loan Trust
3.228% due 09/25/2059 þ		2,056	2,062
4.540% due 03/25/2037 ^~		294	291
4.810% due 05/25/2035 ●		21	22
Citigroup Mortgage Loan Trust, Inc.
3.561% due 12/25/2035 ^~		237	173
4.200% due 09/25/2035 ●		15	14
Countrywide Alternative Loan Trust
3.239% due 12/25/2035 ●		193	177
4.242% due 02/25/2037 ^~		121	119
Countrywide Home Loan Mortgage Pass-Through Trust
3.939% due 02/20/2036 ^●		83	80
6.000% due 03/25/2037 ^		1,383	1,154
Credit Suisse Mortgage Capital Certificates 3.830% due 08/26/2058		1,805	1,820
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		856	758
Downey Savings & Loan Association Mortgage Loan Trust 2.024% due 08/19/2045 ●		89	88
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037 ^		35	25
GMAC Mortgage Corp. Loan Trust 3.918% due 11/19/2035 ~		135	130
Great Hall Mortgages PLC
0.924% due 03/18/2039 ●	GBP	75	98
0.944% due 06/18/2038 ●		78	102
Hawksmoor Mortgages 1.761% due 05/25/2053 ●		6,229	8,272
IndyMac Mortgage Loan Trust 3.871% due 12/25/2036 ^~		$944	903
JPMorgan Alternative Loan Trust 2.022% due 12/25/2036 ●		2,848	2,735
JPMorgan Chase Commercial Mortgage Securities Trust 3.190% due 12/15/2031 ●		800	800
Lehman XS Trust 2.942% due 12/25/2037 ●		1,403	1,382
Merrill Lynch Mortgage Investors Trust 2.452% due 09/25/2029 ●		127	125
MortgageIT Securities Corp. Mortgage Loan Trust 2.292% due 09/25/2037 ●		727	688
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		5,944	5,949
4.500% due 05/25/2058 ~		391	413
Residential Accredit Loans, Inc. Trust
1.972% due 06/25/2046 ●		175	68
3.255% due 10/25/2037 ~		323	305
Residential Asset Securitization Trust
2.192% due 05/25/2035 ●		257	214
5.750% due 02/25/2036		1,301	1,291
5.750% due 03/25/2037 ^		121	68
6.250% due 10/25/2036 ^		198	199
6.500% due 06/25/2037		3,339	1,396
Silverstone Master Issuer PLC
1.460% due 01/21/2070 ●	GBP	930	1,240
2.536% due 01/21/2070 ●		$183	183
Structured Adjustable Rate Mortgage Loan Trust 4.230% due 07/25/2035 ^~		87	82
Structured Asset Mortgage Investments Trust 2.002% due 04/25/2036 ●		12	12
Thornburg Mortgage Securities Trust 2.532% due 09/25/2034 ●		147	145
Towd Point Mortgage Funding PLC 1.820% due 10/20/2051 ●	GBP	5,600	7,461
Wachovia Mortgage Loan Trust LLC 4.260% due 10/20/2035 ~		$79	73
WaMu Mortgage Pass-Through Certificates Trust
2.062% due 12/25/2045 ●		79	78
3.837% due 08/25/2036 ^~		57	54
4.075% due 11/25/2036 ~		1,690	1,592
4.322% due 09/25/2033 ~		47	47

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2019 (Unaudited)

Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 06/25/2037		4,905	4,621
6.500% due 08/25/2035		17	16
Wells Fargo Mortgage-Backed Securities Trust
4.425% due 11/25/2037 ^~		115	111
5.220% due 04/25/2036 ~		2,852	2,812
Total Non-Agency Mortgage-Backed Securities (Cost $60,707)			61,770

ASSET-BACKED SECURITIES 5.9%

ACE Securities Corp. Home Equity Loan Trust 1.852% due 10/25/2036 ●		30	15
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 3.342% due 06/25/2033 ●		1,176	1,179
Apidos CLO 2.946% due 01/19/2025 ●		1	1
Argent Mortgage Loan Trust 2.272% due 05/25/2035 ●		61	59
Bayview Opportunity Master Fund Trust 4.090% due 02/28/2034 þ		941	942
California Street CLO Ltd. 3.031% due 10/15/2025 ●		407	408
CIT Mortgage Loan Trust 3.292% due 10/25/2037 ●		2,800	2,844
Citigroup Mortgage Loan Trust 2.022% due 12/25/2036 ●		93	74
Citigroup Mortgage Loan Trust, Inc. 2.122% due 10/25/2036 ●		300	291
Countrywide Asset-Backed Certificates
1.932% due 05/25/2035 ●		32	31
1.932% due 07/25/2037 ●		22	20
1.982% due 11/25/2037 ●		1,700	1,640
2.042% due 02/25/2036 ●		2,350	2,222
2.042% due 03/25/2037 ●		200	190
Countrywide Asset-Backed Certificates Trust
2.322% due 02/25/2036 ●		1,900	1,903
2.532% due 08/25/2047 ●		261	259
Credit-Based Asset Servicing & Securitization LLC 2.012% due 07/25/2037 ●		689	464
Credit-Based Asset Servicing & Securitization Trust 1.852% due 11/25/2036 ●		22	13
Crown Point CLO Ltd. 2.942% due 07/17/2028 ●		600	597
Ellington Loan Acquisition Trust 2.892% due 05/25/2037 ●		1,146	1,147
Euro-Galaxy CLO BV 0.820% due 11/10/2030 ●	EUR	3,500	3,913
Evans Grove CLO Ltd. 2.834% due 05/28/2028 ●		$200	199
Figueroa CLO Ltd. 2.758% due 06/20/2027 ●		270	270
First Franklin Mortgage Loan Trust 2.262% due 11/25/2036 ●		500	457
Fremont Home Loan Trust
1.927% due 10/25/2036 ●		66	62
1.932% due 01/25/2037 ●		3,847	2,421
Greystone Commercial Real Estate Notes Ltd. 3.442% due 09/15/2037 ●		7,800	7,812
GSAA Home Equity Trust 6.220% due 03/25/2046 þ		330	258
GSAMP Trust 2.767% due 03/25/2035 ^●		348	316
Home Equity Asset Trust
2.242% due 02/25/2036 ●		2,500	2,448
2.587% due 07/25/2034 ●		139	139
2.647% due 08/25/2034 ●		24	24
Home Equity Mortgage Loan Asset-Backed Trust 2.012% due 04/25/2037 ●		115	91
ICG U.S. CLO Ltd. 2.851% due 01/16/2028 ●		250	249
IndyMac Mortgage Loan Trust 1.862% due 07/25/2036 ●		115	51
Jamestown CLO Ltd. 2.871% due 01/15/2028 ●		300	300
JMP Credit Advisors CLO Ltd. 2.852% due 01/17/2028 ●		250	249
JPMorgan Mortgage Acquisition Corp. 2.132% due 02/25/2036 ^●		1,900	1,876
JPMorgan Mortgage Acquisition Trust 2.002% due 10/25/2036 ●		90	88
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		644	651
Lehman XS Trust 4.833% due 06/25/2036 þ		77	79
LoanCore Issuer Ltd. 2.870% due 05/15/2036 ●		2,300	2,300

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2019 (Unaudited)

Long Beach Mortgage Loan Trust 1.912% due 08/25/2036 ●		113	62
Loomis Sayles CLO Ltd. 2.901% due 04/15/2028 ●		400	398
Man GLG Euro CLO DAC 0.870% due 01/15/2030 ●	EUR	700	782
Marlette Funding Trust 2.690% due 09/17/2029		$451	452
MASTR Specialized Loan Trust 2.992% due 07/25/2035 ●		1,417	1,391
Meritage Mortgage Loan Trust 2.542% due 11/25/2035 ●		272	287
Monarch Grove CLO 2.820% due 01/25/2028 ●		400	399
Morgan Stanley ABS Capital, Inc. Trust 1.922% due 10/25/2036 ●		126	121
Morgan Stanley Mortgage Loan Trust 3.157% due 11/25/2036 ^●		737	358
Ocean Trails CLO 3.151% due 07/15/2028 ●		5,000	5,001
Octagon Investment Partners Ltd. 2.851% due 07/15/2027 ●		290	290
Option One Mortgage Loan Trust 2.572% due 02/25/2035 ●		675	668
Oscar U.S. Funding LLC 2.490% due 08/10/2022		1,200	1,202
Ozlme BV 0.820% due 01/18/2030 ●	EUR	6,750	7,573
Palmer Square Loan Funding Ltd.
2.836% due 10/24/2027 ●		$3,600	3,601
2.936% due 04/20/2027 ●		445	445
Renaissance Home Equity Loan Trust 2.892% due 09/25/2037 ●		454	247
Saxon Asset Securities Trust
2.082% due 09/25/2036 ●		3,000	2,843
2.102% due 09/25/2037 ●		116	112
Securitized Asset-Backed Receivables LLC Trust 1.952% due 07/25/2036 ●		3,233	1,698
Shackleton CLO Ltd. 3.096% due 10/20/2028 ●		7,550	7,543
Sound Point CLO Ltd. 3.084% due 01/23/2029 ●		8,000	7,996
Soundview Home Loan Trust
1.852% due 11/25/2036 ●		314	130
1.972% due 07/25/2037 ●		245	224
1.992% due 06/25/2037 ●		475	378
2.072% due 05/25/2036 ●		200	196
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036		3,634	3,649
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		266	266
Starwood Commercial Mortgage Trust 2.820% due 07/15/2038 ●		3,900	3,900
Sudbury Mill CLO Ltd. 3.152% due 01/17/2026 ●		425	425
Symphony CLO Ltd. 2.951% due 07/14/2026 ●		1,100	1,101
Telos CLO Ltd. 2.952% due 04/17/2028 ●		300	300
THL Credit Wind River CLO Ltd. 2.881% due 01/15/2026 ●		1,077	1,077
Towd Point Mortgage Trust
2.792% due 05/25/2058 ●		231	233
3.000% due 11/25/2059 ~		98	98
Venture CLO Ltd. 2.714% due 02/28/2026 ●		497	497
Vericrest Opportunity Loan Transferee LLC 3.125% due 09/25/2047 þ		92	92
Wachovia Mortgage Loan Trust 2.452% due 10/25/2035 ●		58	58
WhiteHorse Ltd. 2.932% due 04/17/2027 ●		231	231
Total Asset-Backed Securities (Cost $94,746)			94,876

SOVEREIGN ISSUES 2.1%

Argentina Government International Bond
42.836% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	2,116	19
56.589% (ARLLMONP) due 06/21/2020 ~(a)		13,444	122
59.928% (BADLARPP) due 10/04/2022 ~(a)		100	2
Australia Government International Bond
1.250% due 02/21/2022 (d)	AUD	648	470
3.000% due 09/20/2025 (d)		1,532	1,269
Brazil Letras do Tesouro Nacional 0.000% due 07/01/2020 (c)	BRL	804	196

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2019 (Unaudited)

Canada Government Real Return Bond 4.250% due 12/01/2026 (d)	CAD	778	760
Japan Government International Bond
0.100% due 09/10/2024 (d)	JPY	220,282	2,062
0.100% due 03/10/2028 (d)		913,619	8,652
0.100% due 03/10/2029 (d)		1,031,899	9,772
Mexico Government International Bond
4.500% due 11/22/2035 (d)	MXN	7,655	459
7.250% due 12/09/2021		138,000	7,366
New Zealand Government International Bond
2.000% due 09/20/2025 (d)	NZD	437	322
2.500% due 09/20/2035 (d)		1,387	1,169
Peru Government International Bond 5.940% due 02/12/2029	PEN	700	238
Qatar Government International Bond 3.875% due 04/23/2023		$300	317
Total Sovereign Issues (Cost $34,046)			33,195

		SHARES
PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

Bank of America Corp. 5.875% due 03/15/2028 ●(e)		160,000	178
Total Preferred Securities (Cost $160)			178

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (g) 0.1%			1,988

		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%

267.723% due 02/26/2020 - 05/13/2020 (b)(c)	ARS	4,490	50
Total Short-Term Instruments (Cost $2,048)			2,038
Total Investments in Securities (Cost $2,082,844)			2,213,677

		SHARES
INVESTMENTS IN AFFILIATES 0.5%

SHORT-TERM INSTRUMENTS 0.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%

PIMCO Short-Term Floating NAV Portfolio III		881,636	8,722
Total Short-Term Instruments (Cost $8,721)			8,722
Total Investments in Affiliates (Cost $8,721)			8,722
Total Investments 138.3% (Cost $2,091,565)			$2,222,399
Financial Derivative Instruments (i)(k) (0.1)%(Cost or Premiums, net $(3,853))			(921)
Other Assets and Liabilities, net (38.2)%			(614,132)
Net Assets 100.0%			$1,607,346

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$1,988	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(2,031)	$1,988	$1,988
Total Repurchase Agreements						$(2,031)	$1,988	$1,988
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BSN	1.790%	11/01/2019	01/10/2020	$(253,176)	$(253,956)
	1.790	11/04/2019	01/13/2020	(10,379)	(10,409)
	2.050	12/13/2019	01/13/2020	(89,373)	(89,475)
DEU	1.920	12/04/2019	01/16/2020	(16,524)	(16,549)
RCY	1.970	11/26/2019	01/13/2020	(47,160)	(47,256)
Total Reverse Repurchase Agreements					$(417,645)
(h)	Securities with an aggregate market value of $415,401 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(414,584) at a weighted average interest rate of 2.247%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February 2020 Futures	$127.000	01/24/2020	33	$33	$(6)	$(3)
Call - CBOT U.S. Treasury 10-Year Note February 2020 Futures	129.000	01/24/2020	33	33	(10)	(9)
Call - CBOT U.S. Treasury 10-Year Note February 2020 Futures	129.500	01/24/2020	102	102	(89)	(14)
Put - CBOT U.S. Treasury 10-Year Note February 2020 Futures	129.500	01/24/2020	102	102	(92)	(124)
Total Written Options					$(197)	$(150)

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2019 (Unaudited)
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 114.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	991	$6	$(1)	$0	$0
Call Options Strike @ EUR 139.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	328	2	0	0	0
Euro-BTP Italy Government Bond March Futures	03/2020	605	76,669	(24)	0	(45)
Euro-Bund 10-Year Bond March Futures	03/2020	411	78,599	(1,349)	0	(516)
Put Options Strike @ EUR 157.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	192	2	0	0	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2020	144	26,159	(788)	0	(167)
United Kingdom Long Gilt March Futures	03/2020	43	7,483	(66)	32	(72)
				$(2,228)	$32	$(800)

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note March Futures	03/2020	7	$(565)	$4	$1	$0
Australia Government 10-Year Bond March Futures	03/2020	6	(602)	11	3	0
Call Options Strike @ EUR 172.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	96	(60)	73	39	0
Euro-Bobl March Futures	03/2020	328	(49,165)	141	132	0
Euro-Buxl 30-Year Bond March Futures	03/2020	119	(26,480)	678	408	0
Euro-Schatz March Futures	03/2020	2,247	(282,052)	174	139	0
Japan Government 10-Year Bond March Futures	03/2020	13	(18,208)	4	11	(15)
Put Options Strike @ EUR 172.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	96	(223)	(102)	0	(82)
U.S. Treasury 5-Year Note March Futures	03/2020	215	(25,501)	94	5	0
U.S. Treasury 10-Year Note March Futures	03/2020	393	(50,470)	435	43	0
U.S. Treasury 10-Year Ultra March Futures	03/2020	160	(22,513)	171	28	0
U.S. Treasury 30-Year Bond March Futures	03/2020	280	(43,654)	846	96	0
				$2,529	$905	$(97)
Total Futures Contracts				$301	$937	$(897)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.132%	EUR	100	$2	$(1)	$1	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2023	0.652		$100	(5)	6	1	0	0
							$(3)	$5	$2	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.HY-33 5-Year Index	(5.000)%	Quarterly	12/20/2024	$31,878	$(1,952)	$(1,177)	$(3,129)	$11	$0
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047	$1,020	$3	$(34)	$(31)	$13	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047	100	0	(12)	(12)	1	0

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2019 (Unaudited)

Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047		482	3	(69)	(66)	6	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		160	0	(22)	(22)	2	0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	1,200	4	(110)	(106)	0	(1)
Receive(7)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		$2,250	(4)	0	(4)	3	0
Receive(7)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		5,500	150	(198)	(48)	8	0
Receive(7)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		9,710	89	(339)	(250)	16	0
Receive(7)	3-Month USD-LIBOR	1.750	Semi-Annual	09/12/2029		6,300	15	77	92	13	0
Receive	3-Month USD-LIBOR	2.150	Semi-Annual	06/19/2048		1,240	124	(134)	(10)	13	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049		700	(3)	(19)	(22)	8	0
Receive(7)	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050		100	(1)	12	11	1	0
Receive(7)	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		140	0	16	16	2	0
Receive(7)	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		23,900	(109)	(633)	(742)	275	0
Receive(7)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2022	GBP	7,450	9	(2)	7	0	(3)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	64,000	(1)	(10)	(11)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		60,000	(1)	(10)	(11)	0	0
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		274,770	(15)	(69)	(84)	0	(2)
Receive	28-Day MXN-TIIE	6.525	Lunar	12/09/2021	MXN	135,000	0	26	26	0	0
Pay	CPTFEMU	1.535	Maturity	03/15/2028	EUR	100	0	4	4	0	0
Pay	CPTFEMU	1.620	Maturity	05/15/2028		670	0	36	36	0	(3)
Pay	CPTFEMU	1.290	Maturity	01/15/2029		8,220	0	173	173	6	0
Pay	CPTFEMU	1.726	Maturity	02/15/2049		710	0	69	69	0	(9)
Pay	CPTFEMU	1.387	Maturity	08/15/2049		890	0	(55)	(55)	0	(7)
Receive	CPURNSA	1.432	Maturity	07/25/2021		$9,600	0	66	66	14	0
Receive	CPURNSA	1.432	Maturity	08/06/2021		5,400	0	38	38	9	0
Receive	CPURNSA	1.488	Maturity	10/01/2021		17,500	0	104	104	14	0
Pay	CPURNSA	1.998	Maturity	07/25/2029		2,300	2	6	8	0	(7)
Pay	CPURNSA	1.883	Maturity	11/20/2029		9,400	10	(117)	(107)	0	(28)
Receive	FRCPXTOB	1.000	Maturity	04/15/2020	EUR	120	0	0	0	0	0
Receive	FRCPXTOB	1.160	Maturity	08/15/2020		50	0	0	0	0	0
Receive	FRCPXTOB	1.345	Maturity	06/15/2021		550	0	(8)	(8)	0	0
Pay	FRCPXTOB	1.280	Maturity	11/15/2034		1,200	0	(11)	(11)	0	(3)
Pay	FRCPXTOB	1.410	Maturity	11/15/2039		2,800	0	(35)	(35)	0	(18)
Pay	UKRPI	3.850	Maturity	09/15/2024	GBP	9,400	(2)	449	447	30	0
Pay	UKRPI	3.603	Maturity	11/15/2028		120	0	6	6	0	0
Pay	UKRPI	3.633	Maturity	12/15/2028		400	0	22	22	0	0
Pay	UKRPI	3.695	Maturity	12/15/2028		80	0	5	5	0	0
Pay	UKRPI	3.465	Maturity	01/15/2029		9,100	0	213	213	13	0
Pay	UKRPI	3.520	Maturity	02/15/2029		8,700	0	251	251	14	0
Pay	UKRPI	3.470	Maturity	09/15/2032		640	(3)	29	26	0	(1)
Pay	UKRPI	3.500	Maturity	09/15/2033		30	0	1	1	0	0
Pay	UKRPI	3.579	Maturity	10/15/2033		2,800	69	148	217	0	(7)
Pay	UKRPI	3.572	Maturity	05/15/2034		2,990	0	161	161	0	(8)
Receive	UKRPI	3.610	Maturity	09/15/2034		5,900	0	(422)	(422)	19	0
Pay	UKRPI	3.358	Maturity	04/15/2035		4,900	(231)	534	303	0	(19)
Pay	UKRPI	3.580	Maturity	06/15/2039		1,360	1	149	150	0	(13)
Pay	UKRPI	3.590	Maturity	06/15/2039		1,470	0	169	169	0	(14)
Pay	UKRPI	3.600	Maturity	06/15/2039		3,720	(1)	445	444	0	(35)
							$108	$900	$1,008	$480	$(178)
Total Swap Agreements							$(1,847)	$(272)	$(2,119)	$491	$(178)

(j)	Securities with an aggregate market value of $6,846 and cash of $4,208 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	Future styled option.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2019 (Unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2020	AUD	2,520		$1,711	$0	$(58)
	01/2020	DKK	237,919		35,287	0	(427)
	03/2020		$1,202	TWD	36,383	21	0
BPS	01/2020	GBP	13,634		$17,655	0	(408)
	03/2020		$7,753	IDR	110,539,918	189	0
BRC	01/2020		1,025	GBP	775	2	0
CBK	01/2020	BRL	14,540		$3,577	0	(38)
	01/2020	MXN	272,250		14,133	0	(220)
	01/2020	PEN	748		220	0	(6)
	01/2020		$3,602	BRL	14,540	13	0
	01/2020		1,189	JPY	129,120	0	(1)
	01/2020		6,578	MXN	128,835	217	0
	02/2020	COP	333,152		$96	0	(5)
	02/2020		$3,572	BRL	14,540	39	0
	02/2020		271	MXN	5,249	5	0
	05/2020		6,620		128,835	72	0
	07/2020	BRL	804		$192	0	(6)
FBF	01/2020		14,540		3,607	0	(7)
	01/2020		$3,443	BRL	14,540	171	0
	03/2020		4,290	TWD	129,765	73	0
GLM	01/2020	EUR	14,766		$16,317	0	(254)
	01/2020	GBP	680		891	0	(9)
	01/2020		$35,276	DKK	237,316	347	0
	02/2020		535	RUB	34,320	15	0
	04/2020	DKK	237,316		$35,498	0	(346)
HUS	01/2020	CAD	988		743	0	(17)
	01/2020	EUR	11,737		13,028	0	(143)
	01/2020	JPY	2,404,200		21,990	0	(141)
	01/2020		$7,051	RUB	466,073	445	0
	03/2020	SGD	5,230		$3,832	0	(59)
JPM	01/2020	BRL	787		205	9	0
	01/2020		$195	BRL	787	0	0
	03/2020		3,819	SGD	5,187	41	0
NGF	03/2020	TWD	229,219		$7,577	0	(130)
SCX	03/2020		$2,014	TWD	60,934	35	0
UAG	01/2020	NZD	1,806		$1,161	0	(55)
Total Forward Foreign Currency Contracts						$1,694	$(2,330)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	03/10/2020	188,220	$268	$17
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.066	10/02/2020	212,000	846	175
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	03/10/2020	194,440	276	18
							$1,390	$210

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 02/01/2050	$74.000	02/05/2020	34,000	$1	$0
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	67.500	01/07/2020	29,100	1	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 02/01/2050	72.500	02/05/2020	30,900	1	0
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2050	74.000	01/07/2020	45,800	2	0
					$5	$0
Total Purchased Options					$1,395	$210

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2019 (Unaudited)
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425%	03/18/2020	4,200	$(3)	$(4)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	1,600	(1)	(3)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	4,200	(5)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,600	(2)	0
BPS	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	1,200	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	1,200	(2)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	02/19/2020	1,800	(1)	(2)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	1,100	(1)	(3)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	2,900	(4)	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	2,300	(3)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	2,700	(2)	(4)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	2,700	(3)	(1)
BRC	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	1,200	(1)	(3)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	1,200	(2)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	6,800	(3)	(6)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	6,800	(8)	(2)
DBL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	2,400	(1)	(5)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	2,400	(4)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	02/19/2020	2,200	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	02/19/2020	2,200	(2)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	1,200	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,200	(2)	0
GST	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	2,600	(2)	(4)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	2,600	(3)	(1)
JLN	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	1,400	(1)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	1,400	(2)	0
JPM	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	1,500	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,500	(2)	0
MEI	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	1,200	(1)	(3)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	1,200	(1)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	1,600	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,600	(2)	0
						$(69)	$(53)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date(2)	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	89,600	$(799)	$0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	9,000	(409)	(12)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	4,100	(30)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	300	(2)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	29,800	(337)	0
	Floor - OTC YOY CPURNSA	238.643	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	13,300	(245)	0
						$(1,822)	$(12)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.404%	03/10/2020	10,804	$(75)	$(10)
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.404	03/10/2020	29,106	(206)	(27)
DUB	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.404	03/10/2020	41,240	(286)	(39)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.302	10/02/2020	44,500	(845)	(185)
							$(1,412)	$(261)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor(3)	0.000%	10-Year USD-ISDA – 2-Year USD-ISDA	01/02/2020	15,600	$(12)	$0
Total Written Options						$(3,315)	$(326)

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2019 (Unaudited)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(4)
									Swap Agreements, at Value(8)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(6)	Notional Amount(7)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	(1.000)%	Quarterly	12/20/2023	0.559%	$1,300	$12	$(34)	$0	$(22)
BRC	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	0.559	5,500	51	(146)	0	(95)
HUS	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	0.559	3,400	31	(90)	0	(59)
							$94	$(270)	$0	$(176)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(5)
									Swap Agreements, at Value(8)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(6)	Notional Amount(7)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
HUS	Brazil Government International Bond	1.000%	Quarterly	03/20/2020	0.275%	$4,100	$11	$(3)	$8	$0
INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	1-Year ILS-TELBOR	0.285%	Annual	02/16/2020	ILS	3,480	$0	$(3)	$0	$(3)
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		450	0	15	15	0
BRC	Receive	1-Year ILS-TELBOR	0.374	Annual	06/20/2020		1,830	0	(2)	0	(2)
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		390	0	12	12	0
DUB	Pay	CPURNSA	2.500	Maturity	07/15/2022		$900	6	(99)	0	(93)
	Pay	CPURNSA	2.560	Maturity	05/08/2023		1,700	0	(184)	0	(184)
GLM	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020	ILS	2,140	0	(1)	0	(1)
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		1,430	0	(1)	0	(1)
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		730	0	25	25	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		310	0	10	10	0
HUS	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		1,130	0	(1)	0	(1)
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		240	0	8	8	0
JPM	Receive	1-Year ILS-TELBOR	0.420	Annual	06/20/2020		1,760	0	(2)	0	(2)
	Pay	1-Year ILS-TELBOR	2.078	Annual	06/20/2028		380	0	13	13	0
								$6	$(210)	$83	$(287)
Total Swap Agreements								$111	$(483)	$91	$(463)

(l)	Securities with an aggregate market value of $782 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	YOY options may have a series of expirations.
(3)	The underlying instrument has a forward starting effective date.
(4)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(5)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(6)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(8)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2019 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$45,571	$0	$45,571
Industrials	0	5,213	0	5,213
Utilities	0	3,423	0	3,423
U.S. Government Agencies	0	230,016	0	230,016
U.S. Treasury Obligations	0	1,737,397	0	1,737,397
Non-Agency Mortgage-Backed Securities	0	61,770	0	61,770
Asset-Backed Securities	0	94,876	0	94,876
Sovereign Issues	0	33,195	0	33,195
Preferred Securities
Banking & Finance	0	178	0	178
Short-Term Instruments
Repurchase Agreements	0	1,988	0	1,988
Argentina Treasury Bills	0	50	0	50
	$0	$2,213,677	$0	$2,213,677
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,722	$0	$0	$8,722
Total Investments	$8,722	$2,213,677	$0	$2,222,399
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	937	491	0	1,428
Over the counter	0	1,995	0	1,995
	$937	$2,486	$0	$3,423
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(897)	(328)	0	(1,225)
Over the counter	0	(3,119)	0	(3,119)
	$(897)	$(3,447)	$0	$(4,344)
Total Financial Derivative Instruments	$40	$(961)	$0	$(921)
Totals	$8,762	$2,212,716	$0	$2,221,478

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO Long-Term U.S. Government Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 176.9% ¤
CORPORATE BONDS & NOTES 1.7%
BANKING & FINANCE 0.8%
MUFG Union Bank N.A. 2.252% (SOFRRATE + 0.710%) due 12/09/2022 ~	$1,600	$1,604
Wells Fargo & Co. 3.157% (US0003M + 1.230%) due 10/31/2023 ~	6,000	6,110
		7,714
INDUSTRIALS 0.9%
United Airlines Pass-Through Trust
2.875% due 04/07/2030	1,610	1,634
3.100% due 04/07/2030	1,610	1,633
Vessel Management Services, Inc. 3.432% due 08/15/2036	4,668	4,873
		8,140
Total Corporate Bonds & Notes (Cost $15,487)		15,854
U.S. GOVERNMENT AGENCIES 30.9%
Fannie Mae
0.000% due 05/15/2030 (a)	13,282	10,390
1.711% due 07/25/2037 ●	119	117
1.945% due 03/18/2031 ●	1	1
2.242% due 10/25/2030 ●	2	2
2.692% due 04/25/2032 ●	16	16
2.790% due 04/01/2030	2,091	2,137
2.842% due 03/25/2022 ●	5	5
3.500% due 06/25/2044	2,892	3,176
3.527% due 06/01/2043 - 03/01/2044 ●	273	275
3.736% due 11/01/2034 ●	40	42
4.000% due 09/25/2044 - 10/25/2044	14,817	15,867
4.056% due 04/01/2028 ●	12	12
4.065% due 05/01/2025 ●	3	3
4.105% due 07/01/2035 ●	19	20
4.250% due 04/25/2037	551	594
4.258% due 10/01/2024 ●	16	16
4.305% due 02/01/2028 ●	2	2
4.500% due 10/25/2023 - 06/25/2025	1,204	1,252
4.524% due 11/01/2023 ●	5	5
4.750% due 10/01/2024 ●	1	1
4.961% due 12/01/2027 ●	20	21
5.625% due 04/17/2028	200	252
6.000% due 05/17/2027	148	160
6.500% due 11/25/2023 - 07/25/2031	637	712
6.750% due 06/25/2032	1,003	1,165
6.900% due 05/25/2023	16	17
7.000% due 12/25/2022 - 05/18/2027	858	925
7.800% due 10/25/2022	2	2
9.000% due 06/01/2027	10	10
Federal Farm Credit Bank
5.125% due 07/09/2029	675	848
5.750% due 12/07/2028	500	648
Federal Housing Administration
6.896% due 07/01/2020	20	20
7.430% due 10/01/2022 - 01/01/2024	11	11
Freddie Mac
2.140% due 01/15/2033 ●	34	34
2.240% due 04/15/2029 - 12/15/2032 ●	30	30
2.290% due 06/15/2031 ●	14	14
2.740% due 09/15/2021 ●	5	5
3.439% due 10/25/2044 ●	1,700	1,725
3.500% due 05/15/2042 - 01/15/2048	14,307	15,138
3.639% due 07/25/2044 ●	430	438
3.800% due 10/25/2023 ●	11	12
3.896% due 01/01/2028 ●	9	9
4.000% due 07/15/2042	4,590	5,067
4.000% due 12/15/2042 ●	4,716	4,606
4.097% due 10/25/2052 ~	6,766	7,451
4.174% due 01/01/2028 ●	16	16
4.500% due 02/15/2035 - 07/15/2035	2,091	2,217
4.631% due 10/01/2026 ●	11	11

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2019 (Unaudited)

4.825% due 09/01/2027 ●	13	13
4.875% due 05/01/2022 ●	1	1
5.500% due 06/15/2035	7,763	9,573
6.000% due 05/15/2028 - 09/15/2029	25	28
6.250% due 09/15/2023	231	243
6.500% due 08/01/2022 - 10/25/2043	234	256
7.000% due 07/15/2022 - 01/15/2024	41	44
Ginnie Mae
3.250% (H15T1Y + 1.500%) due 08/20/2021 - 09/20/2026 ~	43	43
3.875% (H15T1Y + 1.500%) due 04/20/2022 - 06/20/2026 ~	44	44
3.875% due 04/20/2027 - 05/20/2032 ●	156	158
4.000% (H15T1Y + 1.500%) due 03/20/2021 - 03/20/2026 ~	13	12
4.000% due 01/20/2027 - 01/20/2028 ●	50	50
4.000% due 08/20/2044 - 09/20/2044	30,412	32,255
4.125% (H15T1Y + 1.500%) due 12/20/2020 - 10/20/2026 ~	14	14
4.125% due 10/20/2026 - 11/20/2027 ●	38	39
6.000% due 08/20/2033	1,374	1,535
6.500% due 08/20/2034 - 09/20/2034	10	11
Residual Funding Corp. STRIPS 0.000% due 07/15/2020 - 04/15/2030	47,244	36,942
Resolution Funding Corp. STRIPS 0.000% due 10/15/2028 - 04/15/2029	12,439	10,081
Small Business Administration 5.240% due 08/01/2023	269	280
Tennessee Valley Authority STRIPS 0.000% due 05/01/2030 (a)	7,400	5,735
Uniform Mortgage-Backed Security
2.500% due 11/01/2046	271	269
4.000% due 06/01/2049 - 08/01/2049	491	512
6.500% due 02/01/2022 - 08/01/2037	52	59
7.000% due 02/01/2038 - 03/01/2038	19	20
9.000% due 09/01/2030 - 11/01/2030	1	2
Uniform Mortgage-Backed Security, TBA
2.500% due 02/01/2050	15,600	15,409
3.500% due 01/01/2050 - 02/01/2050	16,200	16,655
4.000% due 01/01/2050 - 02/01/2050	73,200	76,125
4.500% due 02/01/2050	8,000	8,427
Total U.S. Government Agencies (Cost $272,621)		290,332
U.S. TREASURY OBLIGATIONS 135.6%
U.S. Treasury Bonds
2.500% due 02/15/2045 (d)	36,580	37,292
2.500% due 05/15/2046	17,200	17,546
2.750% due 08/15/2042	22,800	24,331
2.750% due 11/15/2042	35,600	37,960
2.875% due 05/15/2043 (d)	80,720	87,871
2.875% due 05/15/2049 (d)	65,400	72,025
3.000% due 05/15/2042 (d)	78,570	87,342
3.000% due 11/15/2044	37,130	41,354
3.000% due 05/15/2045 (d)	91,200	101,728
3.000% due 11/15/2045	680	760
3.125% due 11/15/2041	38,500	43,637
3.125% due 02/15/2042	32,300	36,611
3.125% due 02/15/2043 (d)	95,625	108,361
3.125% due 08/15/2044	35,090	39,883
3.375% due 05/15/2044 (d)	101,520	120,040
3.625% due 08/15/2043 (d)	50,200	61,510
3.625% due 02/15/2044 (d)	70,700	86,813
3.750% due 08/15/2041	2,740	3,399
3.750% due 11/15/2043 (d)	57,400	71,721
4.250% due 11/15/2040	1,300	1,719
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2022 (d)	2,645	2,642
0.375% due 01/15/2027 (d)	639	649
0.500% due 01/15/2028	13,584	13,939
0.625% due 01/15/2026	834	860
0.750% due 07/15/2028	7,484	7,876
0.750% due 02/15/2045	1,421	1,474
0.875% due 01/15/2029	2,691	2,858
1.000% due 02/15/2048	4,696	5,201
1.375% due 02/15/2044 (d)	1,071	1,264
2.500% due 01/15/2029	10,200	12,297
U.S. Treasury Notes
1.750% due 01/31/2023 (f)	2,250	2,259
2.000% due 04/30/2024 (d)	47,100	47,714
2.000% due 06/30/2024 (f)	19,000	19,250
2.125% due 02/29/2024 (f)	1,017	1,035
2.125% due 07/31/2024 (f)	8,200	8,354
2.750% due 06/30/2025	2,000	2,105
2.875% due 10/31/2023	51,091	53,371
U.S. Treasury STRIPS (a)
0.000% due 05/15/2044	2,800	1,550
0.000% due 08/15/2044	4,800	2,641
0.000% due 11/15/2044	4,700	2,569
0.000% due 05/15/2045	1,500	811

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2019 (Unaudited)

0.000% due 08/15/2046	1,500	788
Total U.S. Treasury Obligations (Cost $1,181,009)		1,273,410
NON-AGENCY MORTGAGE-BACKED SECURITIES 7.0%
BAMLL Commercial Mortgage Securities Trust
2.790% due 04/15/2036 ●	2,200	2,200
4.185% due 08/15/2046 ~	9,800	11,061
Bear Stearns Adjustable Rate Mortgage Trust
4.120% due 02/25/2033 ~	5	5
4.153% due 01/25/2034 ~	40	42
4.253% due 02/25/2034 ~	77	80
4.453% due 04/25/2033 ~	19	19
Bear Stearns ALT-A Trust 4.103% due 09/25/2035 ^~	308	255
Bear Stearns Mortgage Securities, Inc. 4.118% due 06/25/2030 ~	1	1
BWAY Mortgage Trust 3.454% due 03/10/2033	3,400	3,544
Commercial Mortgage Trust
3.140% due 10/10/2036	2,800	2,879
3.815% due 04/10/2033 ~	2,600	2,756
Countrywide Alternative Loan Trust
1.972% due 05/25/2047 ●	431	413
2.002% due 05/25/2035 ●	366	352
Countrywide Home Loan Mortgage Pass-Through Trust
2.372% due 04/25/2035 ●	63	60
2.432% due 03/25/2035 ●	544	506
Credit Suisse First Boston Mortgage Securities Corp.
5.750% due 04/22/2033	43	45
6.500% due 04/25/2033	1	1
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 3.885% due 07/25/2033 ~	94	96
Credit Suisse Mortgage Capital Certificates 1.878% due 11/27/2036 ●	2,354	2,356
Credit Suisse Mortgage Capital LLC 3.953% due 09/15/2037	10,000	10,545
DBWF Mortgage Trust 3.791% due 12/10/2036	7,300	7,822
HarborView Mortgage Loan Trust
2.004% due 03/19/2036 ^●	305	293
2.204% due 05/19/2035 ●	286	277
4.235% due 07/19/2035 ^~	52	49
Impac CMB Trust 2.292% due 10/25/2035 ●	1,571	1,552
JPMorgan Chase Commercial Mortgage Securities Trust 2.798% due 10/05/2031	4,400	4,430
JPMorgan Mortgage Trust 4.305% due 07/25/2035 ~	114	117
Morgan Stanley Capital Trust 4.418% due 07/11/2040	2,800	3,139
Motel 6 Trust 2.660% due 08/15/2034 ●	3,838	3,844
Nomura Asset Acceptance Corp. Alternative Loan Trust 3.649% due 10/25/2035 ~	1,098	1,093
Residential Accredit Loans, Inc. Trust
2.092% due 08/25/2035 ●	288	260
6.000% due 06/25/2036 ^	693	645
Sequoia Mortgage Trust
2.114% due 10/19/2026 ●	7	7
2.115% due 07/20/2033 ●	202	200
2.525% due 10/20/2027 ●	3	3
Structured Adjustable Rate Mortgage Loan Trust 2.012% due 05/25/2037 ●	786	764
Structured Asset Mortgage Investments Trust
2.012% due 05/25/2036 ●	121	117
2.424% due 09/19/2032 ●	5	5
2.604% due 10/19/2033 ●	68	67
WaMu Mortgage Pass-Through Certificates Trust
2.052% due 11/25/2045 ●	23	22
2.102% due 01/25/2045 ●	330	326
2.627% due 08/25/2046 ●	264	258
3.137% due 12/25/2046 ●	421	424
3.239% due 02/25/2046 ●	668	682
3.639% due 06/25/2042 ●	14	14
3.639% due 08/25/2042 ●	12	12
Worldwide Plaza Trust 3.526% due 11/10/2036	1,600	1,687
Total Non-Agency Mortgage-Backed Securities (Cost $63,327)		65,325
ASSET-BACKED SECURITIES 1.2%
Bear Stearns Asset-Backed Securities Trust
2.452% due 10/25/2032 ●	29	30
2.792% due 11/25/2042 ●	266	267

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2019 (Unaudited)

CIT Group Home Equity Loan Trust 2.332% due 06/25/2033 ●	12	12
Credit-Based Asset Servicing & Securitization Trust 1.852% due 11/25/2036 ●	13	8
ECMC Group Student Loan Trust 2.542% due 02/27/2068 ●	792	779
LA Arena Funding LLC 7.656% due 12/15/2026	11	11
Massachusetts Educational Financing Authority 2.890% due 04/25/2038 ●	154	153
MASTR Asset-Backed Securities Trust 2.617% due 10/25/2034 ●	1,324	1,328
OneMain Direct Auto Receivables Trust 3.430% due 12/16/2024	6,200	6,283
SLM Student Loan Trust 2.540% due 10/25/2029 ●	900	896
Soundview Home Loan Trust 1.852% due 11/25/2036 ●	157	65
Specialty Underwriting & Residential Finance Trust 2.592% due 10/25/2035 ●	1,477	1,467
Washington Mutual Asset-Backed Certificates Trust 1.852% due 10/25/2036 ●	95	49
Total Asset-Backed Securities (Cost $11,352)		11,348
SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (c) 0.5%		4,968
Total Short-Term Instruments (Cost $4,968)		4,968
Total Investments in Securities (Cost $1,548,764)		1,661,237
	SHARES
INVESTMENTS IN AFFILIATES 4.9%
SHORT-TERM INSTRUMENTS 4.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.9%
PIMCO Short Asset Portfolio	4,607,814	45,875
PIMCO Short-Term Floating NAV Portfolio III	16,144	160
Total Short-Term Instruments (Cost $46,319)		46,035
Total Investments in Affiliates (Cost $46,319)		46,035
Total Investments 181.8% (Cost $1,595,083)		$1,707,272
Financial Derivative Instruments (e)(g) 0.2%(Cost or Premiums, net $(1,929))		1,948
Other Assets and Liabilities, net (82.0)%		(770,305)
Net Assets 100.0%		$938,915

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security.  Rate shown is the rate in effect as of period end.  Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions.  Reference rate is as of reset date, which may vary by security.  These securities may not indicate a reference rate and/or spread in their description.

●

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Zero coupon security.
(b)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$4,968	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(5,072)	$4,968	$4,968
Total Repurchase Agreements						$(5,072)	$4,968	$4,968

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	1.910%	11/21/2019	02/21/2020	$(22,082)	$(22,131)
	1.990	10/08/2019	01/07/2020	(37,467)	(37,646)
BSN	1.790	11/01/2019	01/10/2020	(145,493)	(145,941)
	1.820	12/17/2019	01/23/2020	(2,667)	(2,669)
CIB	1.880	11/06/2019	01/06/2020	(339,687)	(340,698)
	1.940	11/25/2019	01/13/2020	(23,381)	(23,429)
	2.000	12/06/2019	01/06/2020	(8,738)	(8,751)
DEU	1.920	12/04/2019	01/16/2020	(1,305)	(1,307)
GRE	1.930	11/27/2019	01/02/2020	(2,241)	(2,246)
IND	1.970	12/03/2019	01/14/2020	(9,699)	(9,715)
JPS	2.000	11/19/2019	01/21/2020	(41,221)	(41,322)
	2.100	12/09/2019	01/15/2020	(28,438)	(28,477)
RCY	1.870	11/27/2019	02/26/2020	(1,834)	(1,837)
Total Reverse Repurchase Agreements					$(666,169)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.4)%
Uniform Mortgage-Backed Security, TBA	3.000%	02/01/2050	$12,700	$(12,835)	$(12,865)
Total Short Sales (1.4)%				$(12,835)	$(12,865)

(d)	Securities with an aggregate market value of $656,378 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2019 was $(563,680) at a weighted average interest rate of 2.253%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	$110.250	02/21/2020	107	$214	$1	$0
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	110.375	02/21/2020	709	1,418	6	1
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	110.750	02/21/2020	103	103	1	0

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2019 (Unaudited)

Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	111.000	02/21/2020	688	688	6	1
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	144.500	02/21/2020	405	405	4	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	145.000	02/21/2020	63	63	1	0
Call - CBOT U.S. Treasury 30-Year Bond March 2020 Futures	195.000	02/21/2020	100	100	1	0
Call - CBOT U.S. Treasury 30-Year Bond March 2020 Futures	197.000	02/21/2020	497	497	4	1
Put - CBOT U.S. Treasury Ultra Long-Term Bond March 2020 Futures	128.000	02/21/2020	52	52	0	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond March 2020 Futures	169.000	02/21/2020	1,800	1,800	15	2
Total Purchased Options					$39	$5

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2020	809	$95,955	$(421)	$0	$(19)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2020	61	11,081	(334)	0	(70)
				$(755)	$0	$(89)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2020	834	$(179,727)	$165	$0	$(39)
U.S. Treasury 10-Year Note March Futures	03/2020	478	(61,386)	529	52	0
U.S. Treasury 10-Year Ultra March Futures	03/2020	2,005	(282,110)	3,374	345	0
U.S. Treasury 30-Year Bond March Futures	03/2020	684	(106,640)	2,174	235	0
				$6,242	$632	$(39)
Total Futures Contracts				$5,487	$632	$(128)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(1)	3-Month USD-LIBOR	3.000%	Semi-Annual	02/04/2023	$152,800	$(168)	$(3,809)	$(3,977)	$79	$0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024	103,800	(2,149)	(3,615)	(5,764)	97	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024	10,100	541	(170)	371	0	(11)
Pay	3-Month USD-LIBOR	3.220	Semi-Annual	11/15/2028	15,000	(41)	1,736	1,695	0	(38)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049	8,900	(36)	(245)	(281)	101	0
Receive(1)	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050	2,200	(16)	73	57	24	0
Receive(1)	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050	4,600	(9)	526	517	49	0
Receive(1)	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050	12,000	(70)	1,073	1,003	129	0
Receive(1)	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050	14,800	120	1,543	1,663	157	0
Receive(1)	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050	1,400	(1)	78	77	15	0
Receive(1)	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050	4,200	(13)	(118)	(131)	48	0
Total Swap Agreements						$(1,842)	$(2,928)	$(4,770)	$699	$(49)

(f)

Securities with an aggregate market value of $10,044 and cash of $1,830 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.

(1)	This instrument has a forward starting effective date.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450%	05/11/2020	181,100	$475	$2,809

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2019 (Unaudited)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2050	$74.000	01/07/2020	82,000	$3	$0
Total Purchased Options					$478	$2,809

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	7,600	$(62)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	16,100	(145)	0
						$(207)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.510%	05/11/2020	36,700	$(396)	$(2,020)
Total Written Options							$(603)	$(2,020)

(1)	Notional Amount represents the number of contracts.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$7,714	$0	$7,714
Industrials	0	8,140	0	8,140
U.S. Government Agencies	0	290,332	0	290,332
U.S. Treasury Obligations	0	1,273,410	0	1,273,410
Non-Agency Mortgage-Backed Securities	0	65,325	0	65,325
Asset-Backed Securities	0	11,348	0	11,348
Short-Term Instruments
Repurchase Agreements	0	4,968	0	4,968
	$0	$1,661,237	$0	$1,661,237
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$46,035	$0	$0	$46,035
Total Investments	$46,035	$1,661,237	$0	$1,707,272
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(12,865)	$0	$(12,865)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	632	704	0	1,336
Over the counter	0	2,809	0	2,809
	$632	$3,513	$0	$4,145
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(128)	(49)	0	(177)
Over the counter	0	(2,020)	0	(2,020)
	$(128)	$(2,069)	$0	$(2,197)
Total Financial Derivative Instruments	$504	$1,444	$0	$1,948
Totals	$46,539	$1,649,816	$0	$1,696,355

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO Low Duration ESG Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 111.4% ¤
CORPORATE BONDS & NOTES 44.8%
BANKING & FINANCE 32.8%
ABN AMRO Bank NV 0.750% due 06/09/2020	EUR	400	$451
Adani Green Energy UP Ltd. 6.250% due 12/10/2024		$2,300	2,477
AerCap Ireland Capital DAC 4.625% due 10/30/2020		700	714
Alexandria Real Estate Equities, Inc. 4.000% due 01/15/2024		1,200	1,278
American Express Co.
2.429% (US0003M + 0.525%) due 05/17/2021 ~		1,000	1,004
2.491% (US0003M + 0.600%) due 11/05/2021 ~		600	603
3.375% due 05/17/2021		900	917
3.700% due 11/05/2021		600	618
American Tower Corp. 2.800% due 06/01/2020		1,500	1,504
Asian Development Bank 1.875% due 08/10/2022		800	804
Australia & New Zealand Banking Group Ltd.
0.625% due 02/21/2023	EUR	400	457
3.300% due 05/17/2021		$500	510
Aviation Capital Group LLC 2.875% due 01/20/2022		600	604
AXA Equitable Holdings, Inc. 3.900% due 04/20/2023		1,200	1,258
Bank of America Corp. 3.499% due 05/17/2022 ●		1,900	1,938
Bank of America N.A. 3.335% due 01/25/2023 ●		1,200	1,234
Bank of Nova Scotia 2.375% due 01/18/2023		1,200	1,218
Barclays PLC
0.625% due 11/14/2023 ●	EUR	900	1,020
3.340% (US0003M + 1.430%) due 02/15/2023 ~		$700	706
4.610% due 02/15/2023 ●		800	836
BBVA USA 2.618% (US0003M + 0.730%) due 06/11/2021 ~		500	501
BNG Bank NV 2.125% due 12/14/2020		3,000	3,010
Citibank N.A. 3.050% due 05/01/2020		300	301
Citigroup, Inc.
2.626% (US0003M + 0.690%) due 10/27/2022 ~		600	605
3.142% due 01/24/2023 ●		600	612
Cooperatieve Rabobank UA
2.366% (US0003M + 0.430%) due 04/26/2021 ~		1,300	1,305
3.125% due 04/26/2021		1,300	1,320
Credit Agricole S.A. 2.956% (US0003M + 1.020%) due 04/24/2023 ~		1,900	1,921
Dexia Credit Local S.A. 2.500% due 01/25/2021		1,400	1,409
European Bank for Reconstruction & Development 1.625% due 09/27/2024		2,800	2,779
Goldman Sachs Group, Inc.
3.094% (US0003M + 1.160%) due 04/23/2020 ~		1,200	1,203
3.300% (US0003M + 1.360%) due 04/23/2021 ~		500	507
6.000% due 06/15/2020		400	407
Host Hotels & Resorts LP 3.375% due 12/15/2029		700	707
HSBC France S.A. 0.625% due 12/03/2020	EUR	900	1,018
HSBC Holdings PLC 3.033% due 11/22/2023 ●		$700	716
ING Bank NV 0.750% due 11/24/2020	EUR	400	453
International Bank for Reconstruction & Development
1.750% due 11/22/2021		$3,600	3,593
2.250% due 01/17/2023	CAD	2,800	2,182
International Lease Finance Corp. 8.250% due 12/15/2020		$500	529
JPMorgan Chase & Co.
2.509% (US0003M + 0.610%) due 06/18/2022 ~		400	402

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2019 (Unaudited)

2.550% due 10/29/2020		300	301
JPMorgan Chase Bank N.A.
2.276% (US0003M + 0.340%) due 04/26/2021 ~		1,800	1,801
3.086% due 04/26/2021 ●		800	803
KEB Hana Bank 3.375% due 01/30/2022		2,100	2,149
Kreditanstalt fuer Wiederaufbau 2.000% due 09/29/2022		4,400	4,438
Lloyds Banking Group PLC 2.858% due 03/17/2023 ●		800	810
Macquarie Bank Ltd. 3.048% (US0003M + 1.120%) due 07/29/2020 ~		1,000	1,006
Marsh & McLennan Cos., Inc.
2.350% due 03/06/2020		400	400
3.161% (US0003M + 1.200%) due 12/29/2021 ~		700	701
3.500% due 12/29/2020		600	609
Mitsubishi UFJ Financial Group, Inc. 2.527% due 09/13/2023		2,200	2,224
Mizuho Bank Ltd. 2.400% due 03/26/2020		600	601
Mizuho Financial Group, Inc. 2.295% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	1,100	778
Morgan Stanley 3.336% (US0003M + 1.400%) due 10/24/2023 ~		$500	511
National Australia Bank Ltd.
0.350% due 09/07/2022	EUR	300	340
3.450% due 12/04/2023		$1,500	1,584
3.625% due 06/20/2023		1,500	1,576
Nederlandse Waterschapsbank NV 2.125% due 11/15/2021		2,100	2,115
NTT Finance Corp. 1.900% due 07/21/2021		500	499
ORIX Corp. 4.050% due 01/16/2024		900	958
PNC Financial Services Group, Inc. 2.200% due 11/01/2024		2,000	2,007
Private Export Funding Corp. 2.650% due 02/16/2021		1,000	1,010
Reliance Standard Life Global Funding 2.500% due 01/15/2020		1,500	1,500
Royal Bank of Canada 3.350% due 10/22/2021		2,300	2,360
Royal Bank of Scotland Group PLC 3.497% (US0003M + 1.550%) due 06/25/2024 ~		500	508
SBA Communications Corp. 4.875% due 09/01/2024		400	416
SL Green Operating Partnership LP 2.884% (US0003M + 0.980%) due 08/16/2021 ~		600	600
Stadshypotek AB 2.500% due 04/05/2022		1,000	1,013
Sumitomo Mitsui Banking Corp.
2.371% (US0003M + 0.370%) due 10/16/2020 ~		900	901
2.450% due 10/20/2020		1,700	1,707
Sumitomo Mitsui Financial Group, Inc. 0.934% due 10/11/2024	EUR	900	1,038
Swedbank AB 0.250% due 11/07/2022		400	451
Toronto-Dominion Bank 3.350% due 10/22/2021		$2,300	2,361
U.S. Bank N.A.
2.186% (US0003M + 0.250%) due 07/24/2020 ~		1,200	1,201
3.050% due 07/24/2020		600	603
UBS AG
2.387% (US0003M + 0.480%) due 12/01/2020 ~		1,300	1,303
2.450% due 12/01/2020		1,300	1,305
2.465% due 06/08/2020 ●		200	200
UBS Group AG 3.766% due 04/14/2021 ●		800	815
UniCredit SpA
5.901% (US0003M + 3.900%) due 01/14/2022 ~		600	629
7.830% due 12/04/2023		1,200	1,400
WEA Finance LLC 3.250% due 10/05/2020		700	706
Westpac Banking Corp.
2.100% due 02/25/2021		1,000	1,004
3.050% due 05/15/2020		600	603
3.100% due 06/03/2021	AUD	1,600	1,151
			96,627
INDUSTRIALS 6.8%
Apple, Inc. 2.850% due 02/23/2023		$1,200	1,234
Campbell Soup Co.
2.394% (US0003M + 0.500%) due 03/16/2020 ~		1,600	1,601
2.524% (US0003M + 0.630%) due 03/15/2021 ~		500	501

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2019 (Unaudited)

Conagra Brands, Inc. 3.800% due 10/22/2021	900	929
Danone S.A.
2.077% due 11/02/2021	580	581
2.589% due 11/02/2023	600	609
Dell International LLC 4.420% due 06/15/2021	900	926
eBay, Inc.
2.150% due 06/05/2020	800	801
3.800% due 03/09/2022	700	724
ERAC USA Finance LLC 2.600% due 12/01/2021	300	302
General Mills, Inc. 2.541% (US0003M + 0.540%) due 04/16/2021 ~	500	502
Georgia-Pacific LLC 5.400% due 11/01/2020	200	206
Heathrow Funding Ltd. 4.875% due 07/15/2023	600	625
Intel Corp.
1.700% due 05/19/2021	400	400
1.981% (US0003M + 0.080%) due 05/11/2020 ~	700	700
International Flavors & Fragrances, Inc. 3.200% due 05/01/2023	1,000	1,013
Komatsu Finance America, Inc.
2.118% due 09/11/2020	500	499
2.437% due 09/11/2022	500	502
Local Initiatives Support Corp. 3.005% due 03/01/2022	700	709
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021	1,400	1,400
Mondelez International, Inc. 3.000% due 05/07/2020	500	501
Oracle Corp. 1.900% due 09/15/2021	1,000	1,002
Ryder System, Inc. 2.875% due 06/01/2022	1,200	1,218
Telefonica Emisiones S.A.
5.134% due 04/27/2020	1,000	1,009
5.462% due 02/16/2021	500	519
Zoetis, Inc. 3.250% due 02/01/2023	900	927
		19,940
UTILITIES 5.2%
AT&T, Inc. 2.951% (US0003M + 0.950%) due 07/15/2021 ~	400	404
Avangrid, Inc. 3.150% due 12/01/2024	1,200	1,239
Baltimore Gas & Electric Co. 3.350% due 07/01/2023	1,000	1,037
Consolidated Edison, Inc. 2.000% due 05/15/2021	900	901
Electricite de France S.A. 3.625% due 10/13/2025	500	531
Enel Finance International NV 2.650% due 09/10/2024	2,100	2,107
Exelon Corp. 2.850% due 06/15/2020	500	501
Greenko Solar Mauritius Ltd. 5.950% due 07/29/2026	1,400	1,415
Hanwha Energy USA Holdings Corp. 2.375% due 07/30/2022	1,200	1,206
NextEra Energy Capital Holdings, Inc.
1.950% due 09/01/2022	1,400	1,405
2.403% due 09/01/2021	900	907
3.342% due 09/01/2020	100	101
Sempra Energy
2.344% (US0003M + 0.450%) due 03/15/2021 ~	700	700
2.400% due 03/15/2020	500	500
2.501% (US0003M + 0.500%) due 01/15/2021 ~	1,200	1,200
Telstra Corp. Ltd. 4.800% due 10/12/2021	600	628
Vodafone Group PLC 3.750% due 01/16/2024	500	529
		15,311
Total Corporate Bonds & Notes (Cost $130,344)		131,878
MUNICIPAL BONDS & NOTES 2.0%
CALIFORNIA 2.0%
California Health Facilities Financing Authority Revenue Notes, Series 2019 2.020% due 06/01/2024	3,000	2,985

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2019 (Unaudited)

San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2020
1.864% due 11/01/2021 (b)	1,500	1,504
1.949% due 11/01/2022 (b)	695	698
1.982% due 11/01/2023 (b)	740	742
Total Municipal Bonds & Notes (Cost $5,935)		5,929
U.S. GOVERNMENT AGENCIES 28.0%
Fannie Mae
1.000% due 01/25/2043	20	19
2.058% due 09/25/2042 ●	47	46
3.330% due 11/01/2023	1,175	1,224
3.475% due 11/01/2034 ●	3	3
3.500% due 02/25/2043 (a)	1,105	112
3.527% due 07/01/2042 ●	10	10
3.548% due 08/01/2029 ●	9	9
3.577% due 09/01/2041 ●	31	32
3.727% due 09/01/2040 ●	3	3
3.798% due 11/01/2035 ●	13	14
4.022% due 07/01/2035 ●	1	1
4.087% due 11/01/2035 ●	5	5
4.394% due 05/01/2035 ●	5	6
4.427% due 08/01/2035 ●	36	38
5.000% due 01/25/2040 - 07/25/2040	265	288
5.292% due 12/25/2042 ~	5	5
5.750% due 10/25/2035	11	12
5.944% due 02/01/2031 ●	4	5
7.500% due 07/25/2022	3	3
FDIC Structured Sale Guaranteed Notes 2.209% due 11/29/2037 ●	21	21
Freddie Mac
2.000% due 11/15/2026	402	404
2.181% due 12/15/2042 ●	1,097	1,090
2.190% due 11/15/2030 ●	1	1
2.450% due 10/15/2037 ●	52	52
2.700% due 08/01/2023	3,600	3,606
2.875% due 04/25/2026	1,900	1,955
2.939% due 04/25/2029	1,900	1,975
3.378% due 02/25/2045 ●	25	25
4.000% due 06/01/2048 - 11/01/2048	6,908	7,197
4.489% due 07/01/2035 ●	8	8
4.518% due 08/01/2035 ●	21	23
4.566% due 06/01/2035 ●	30	31
5.000% due 10/01/2033	5	6
6.500% due 07/25/2043	50	59
6.896% due 08/15/2044 ●	362	417
7.000% due 04/15/2023	1	1
Ginnie Mae
2.009% due 10/20/2043 ●	846	843
2.224% due 04/20/2065 ●	174	173
2.234% due 02/20/2067 ●	706	705
2.274% due 07/20/2067 ●	1,350	1,349
2.354% due 05/20/2066 ●	380	380
2.374% due 04/20/2065 ●	209	209
2.404% due 03/20/2065 ●	971	971
2.424% due 11/20/2065 ●	551	553
2.457% due 06/20/2065 ●	272	271
2.494% due 02/20/2066 ●	562	564
2.544% due 10/20/2066 ●	855	859
3.487% due 06/20/2067 ●	1,093	1,108
3.500% due 05/20/2049 - 08/20/2049	3,475	3,629
3.875% due 06/20/2027 - 05/20/2030 ●	18	18
4.000% due 02/20/2032 ●	7	8
4.000% due 06/20/2048 - 06/20/2049	2,415	2,518
5.000% due 02/20/2041 (a)	1	0
5.000% due 08/20/2048	554	589
Ginnie Mae, TBA
4.500% due 02/01/2050	7,300	7,647
5.000% due 01/01/2050	13,000	13,703
Uniform Mortgage-Backed Security
4.000% due 08/01/2047 - 10/01/2048	14,314	14,943
4.500% due 11/01/2048	320	339
5.500% due 01/01/2025 - 02/01/2028	210	220
6.000% due 05/01/2037	1	1
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2050	2,000	2,026
3.500% due 03/01/2050	8,500	8,733
4.500% due 02/01/2050	1,400	1,475
Total U.S. Government Agencies (Cost $81,847)		82,540
U.S. TREASURY OBLIGATIONS 15.2%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2022	9,841	9,827
0.125% due 01/15/2023	7,804	7,804
0.250% due 01/15/2025	1,847	1,864

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2019 (Unaudited)

0.375% due 07/15/2023 (f)		9,621	9,755
0.625% due 04/15/2023		9,635	9,786
0.875% due 01/15/2029		4,586	4,872
1.000% due 02/15/2049 (h)		716	796
Total U.S. Treasury Obligations (Cost $43,954)			44,704
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.9%
American Home Mortgage Investment Trust
3.480% due 10/25/2034 ●		2	2
3.907% due 02/25/2045 ●		8	8
Banc of America Funding Trust 4.675% due 05/25/2035 ~		133	136
Banc of America Mortgage Trust
4.624% due 08/25/2034 ~		76	79
4.857% due 03/25/2033 ~		179	181
Bear Stearns Adjustable Rate Mortgage Trust
4.120% due 02/25/2033 ~		1	1
4.153% due 01/25/2034 ~		7	7
Bear Stearns ALT-A Trust
4.103% due 09/25/2035 ^~		10	8
4.413% due 05/25/2035 ~		41	42
Citigroup Mortgage Loan Trust
1.862% due 01/25/2037 ●		49	46
4.380% due 10/25/2035 ●		5	5
4.810% due 05/25/2035 ●		9	9
Countrywide Home Loan Mortgage Pass-Through Trust
3.793% due 02/20/2036 ^●		49	48
3.832% due 02/20/2035 ~		17	17
3.841% due 11/25/2034 ~		25	26
Eurosail PLC 1.729% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	991	1,311
First Horizon Alternative Mortgage Securities Trust 3.466% due 01/25/2035 ~		$129	131
FirstMac Mortgage Funding Trust
1.885% due 03/08/2049 ●	AUD	457	320
2.135% due 03/08/2049 ●		800	563
GMAC Mortgage Corp. Loan Trust 4.306% due 11/19/2035 ~		$12	12
Great Hall Mortgages PLC 2.029% due 06/18/2039 ●		133	130
GS Mortgage Securities Corp. Trust 3.980% due 02/10/2029		500	505
GSR Mortgage Loan Trust
3.777% due 06/25/2034 ~		10	10
4.133% due 11/25/2035 ~		49	50
4.269% due 09/25/2035 ~		38	39
JPMorgan Mortgage Trust 5.750% due 01/25/2036 ^		30	23
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 2.072% due 12/25/2035 ●		48	45
Prime Mortgage Trust 2.192% due 02/25/2034 ●		2	2
RBSSP Resecuritization Trust 3.646% due 12/25/2035 ~		107	108
Structured Adjustable Rate Mortgage Loan Trust
3.639% due 01/25/2035 ^●		41	40
4.389% due 02/25/2034 ~		33	34
Structured Asset Mortgage Investments Trust
2.014% due 07/19/2035 ●		15	15
2.052% due 03/25/2037 ●		78	52
2.072% due 02/25/2036 ^●		20	19
Towd Point Mortgage Funding 0.000% due 07/20/2045 ●	GBP	2,400	3,179
Towd Point Mortgage Funding PLC 1.820% due 10/20/2051 ●		889	1,184
WaMu Mortgage Pass-Through Certificates Trust
2.062% due 12/25/2045 ●		$13	13
2.082% due 10/25/2045 ●		86	85
2.532% due 11/25/2034 ●		43	43
3.639% due 06/25/2042 ●		10	10
Total Non-Agency Mortgage-Backed Securities (Cost $8,589)			8,538
ASSET-BACKED SECURITIES 3.2%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.902% due 03/25/2035 ●		1,300	1,301
Bear Stearns Asset-Backed Securities Trust 2.792% due 10/25/2037 ●		97	97
Countrywide Asset-Backed Certificates 2.212% due 01/25/2045 ●		282	282
Countrywide Asset-Backed Certificates Trust, Inc. 2.532% due 12/25/2034 ●		1,530	1,541
CPS Auto Receivables Trust 3.180% due 06/15/2022		544	546

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2019 (Unaudited)

Drive Auto Receivables Trust
2.020% due 03/15/2022 ●		667	667
2.930% due 03/15/2022		667	667
Edsouth Indenture LLC 2.942% due 09/25/2040 ●		81	80
GE-WMC Mortgage Securities Trust 1.832% due 08/25/2036 ●		2	1
Gracechurch Card Funding PLC 2.140% due 07/15/2022 ●		600	600
Massachusetts Educational Financing Authority 2.890% due 04/25/2038 ●		20	20
Morgan Stanley ABS Capital, Inc. Trust 1.842% due 07/25/2036 ●		10	5
Navient Private Education Loan Trust 2.090% due 12/15/2059 ●		114	113
NovaStar Mortgage Funding Trust 2.112% due 05/25/2036 ●		293	289
Palmer Square Loan Funding Ltd. 2.651% due 07/15/2026 ●		402	402
Panhandle-Plains Higher Education Authority, Inc. 3.229% due 10/01/2035 ●		88	87
Penarth Master Issuer PLC
2.125% due 03/18/2022 ●		600	600
2.195% due 09/18/2022 ●		600	600
RAAC Trust 2.272% due 03/25/2037 ●		27	27
Securitized Asset-Backed Receivables LLC Trust 1.852% due 12/25/2036 ^●		46	15
SLC Student Loan Trust
1.994% due 09/15/2026 ●		140	140
2.004% due 03/15/2027 ●		180	179
SLM Student Loan Trust
0.000% due 12/15/2023 ●	EUR	5	6
2.030% due 10/25/2024 ●		$47	47
2.030% due 01/26/2026 ●		208	207
2.060% due 01/25/2027 ●		188	186
2.090% due 10/25/2029 ●		403	397
2.440% due 04/25/2024 ●		15	15
Structured Asset Investment Loan Trust
2.497% due 03/25/2034 ●		103	102
2.767% due 10/25/2033 ●		22	22
Volkswagen Auto Loan Enhanced Trust 3.050% due 08/20/2021		226	227
Total Asset-Backed Securities (Cost $9,112)			9,468
SOVEREIGN ISSUES 7.1%
Export Development Canada 1.800% due 09/01/2022	CAD	1,700	1,308
Hong Kong Government International Bond 2.500% due 05/28/2024		$1,800	1,836
Italy Buoni Poliennali Del Tesoro 1.750% due 07/01/2024	EUR	6,500	7,679
Japan Bank for International Cooperation
2.375% due 07/21/2022		$500	506
2.500% due 06/01/2022		1,600	1,622
Japan Finance Organization for Municipalities 2.000% due 09/08/2020		1,200	1,201
Korea International Bond 2.000% due 06/19/2024		1,200	1,199
Province of Ontario 4.400% due 04/14/2020		1,200	1,209
Province of Quebec
1.650% due 03/03/2022	CAD	1,000	767
2.450% due 03/01/2023		3,000	2,350
Spain Government International Bond 4.000% due 04/30/2020	EUR	1,100	1,252
Total Sovereign Issues (Cost $20,743)			20,929
SHORT-TERM INSTRUMENTS 8.2%
CERTIFICATES OF DEPOSIT 0.8%
Barclays Bank PLC 2.373% (US0003M + 0.450%) due 10/15/2020 ~		$1,200	1,200

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2019 (Unaudited)

Lloyds Bank Corporate Markets PLC 2.512% (US0003M + 0.500%) due 10/26/2020 ~	1,000	1,002
		2,202
REPURCHASE AGREEMENTS (d) 7.4%		21,876
Total Short-Term Instruments (Cost $24,076)		24,078
Total Investments in Securities (Cost $324,600)		328,064
Total Investments 111.4% (Cost $324,600)		$328,064
Financial Derivative Instruments (e)(g) (0.3)%(Cost or Premiums, net $(75))		(799)
Other Assets and Liabilities, net (11.1)%		(32,790)
Net Assets 100.0%		$294,475

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	When-issued security.
(c)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$876	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(895)	$876	$876
SAL	1.550	12/31/2019	01/02/2020	21,000	U.S. Treasury Notes 2.000% due 08/15/2025	(21,412)	21,000	21,002
Total Repurchase Agreements						$(22,307)	$21,876	$21,878

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.6)%
Ginnie Mae, TBA	4.000%	01/01/2050	$2,700	$(2,801)	$(2,794)
Uniform Mortgage-Backed Security, TBA	4.000	02/01/2050	4,800	(4,986)	(4,994)
Total Short Sales (2.6)%				$(7,787)	$(7,788)

(1)	Includes accrued interest.
The average amount of borrowings outstanding during the period ended December 31, 2019 was $(10,966) at a weighted average interest rate of 2.416%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	$110.500	02/21/2020	12	$12	$0	$0
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	110.750	02/21/2020	12	12	0	0
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	111.000	02/21/2020	20	20	0	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	144.500	02/21/2020	41	41	1	0
Total Purchased Options					$1	$0

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-BTP Italy Government Bond March Futures	03/2020	285	$37,626	$(103)	$0	$(39)
Euro-Bund 10-Year Bond March Futures	03/2020	97	18,550	(278)	0	(122)
Put Options Strike @ EUR 157.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	15	0	0	0	0
U.S. Treasury 2-Year Note March Futures	03/2020	489	105,380	(53)	23	0

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2019 (Unaudited)

U.S. Treasury 5-Year Note March Futures	03/2020	161	19,096	(64)	0	(4)
				$(498)	$23	$(165)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	12/2020	35	$(9,851)	$27	$1	$0
3-Month Euribor September Futures	09/2020	30	(8,444)	23	0	0
Euro-Bobl March Futures	03/2020	21	(3,148)	9	8	0
Euro-OAT France Government 10-Year Bond March Futures	03/2020	40	(7,303)	91	47	0
U.S. Treasury 10-Year Note March Futures	03/2020	180	(23,116)	200	20	0
United Kingdom Long Gilt March Futures	03/2020	36	(6,265)	33	61	(27)
				$383	$137	$(27)
Total Futures Contracts				$(115)	$160	$(192)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(2)	6-Month GBP-LIBOR	0.750%	Semi-Annual	03/18/2030	GBP	3,500	$36	$87	$123	$27	$0
Pay	6-Month JPY-LIBOR	0.100	Semi-Annual	03/20/2024	JPY	1,270,000	40	9	49	3	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		990,000	(57)	(99)	(156)	0	(4)
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		10,000	1	1	2	0	0
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		310,000	7	(241)	(234)	0	(4)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		40,000	(1)	(58)	(59)	0	0
Total Swap Agreements							$26	$(301)	$(275)	$30	$(8)

(f)	Securities with an aggregate market value of $549 and cash of $1,019 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	Future styled option.
(2)	This instrument has a forward starting effective date.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2020	AUD	4,125		$2,801	$0	$(95)
	02/2020	EUR	13,221		14,657	0	(211)
	03/2020		$142	CNH	1,010	2	0
BPS	01/2020	GBP	4,390		$5,685	0	(131)
DUB	03/2020	CNH	37,876		5,257	0	(175)
HUS	02/2020		$155	EUR	139	2	0
	02/2020		9,539	JPY	1,032,500	0	(16)
	03/2020	CNH	18,217		$2,526	0	(87)
UAG	01/2020	CAD	8,867		6,662	0	(167)
Total Forward Foreign Currency Contracts						$4	$(882)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Swap Agreements, at Value(3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	CMBX.NA.AAA.11 Index	0.500%	Monthly	11/18/2054	$12,000	$(102)	$191	$89	$0
Total Swap Agreements						$(102)	$191	$89	$0

(h)	Securities with an aggregate market value of $356 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2019 (Unaudited)

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$96,627	$0	$96,627
Industrials	0	19,940	0	19,940
Utilities	0	15,311	0	15,311
Municipal Bonds & Notes
California	0	5,929	0	5,929
U.S. Government Agencies	0	82,540	0	82,540
U.S. Treasury Obligations	0	44,704	0	44,704
Non-Agency Mortgage-Backed Securities	0	8,538	0	8,538
Asset-Backed Securities	0	9,468	0	9,468
Sovereign Issues	0	20,929	0	20,929
Short-Term Instruments
Certificates of Deposit	0	2,202	0	2,202
Repurchase Agreements	0	21,876	0	21,876

Total Investments	$0	$328,064	$0	$328,064

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(7,788)	$0	$(7,788)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	160	30	0	190
Over the counter	0	93	0	93
	$160	$123	$0	$283
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(192)	(8)	0	(200)
Over the counter	0	(882)	0	(882)
	$(192)	$(890)	$0	$(1,082)
Total Financial Derivative Instruments	$(32)	$(767)	$0	$(799)
Totals	$(32)	$319,509	$0	$319,477

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO Low Duration Fund II	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.0% ¤
CORPORATE BONDS & NOTES 23.4%
BANKING & FINANCE 13.7%
AIG Global Funding 2.407% (US0003M + 0.460%) due 06/25/2021 ~	$900	$904
American Express Co. 3.700% due 11/05/2021	900	927
American Express Credit Corp. 2.375% due 05/26/2020	4,500	4,506
American Honda Finance Corp. 2.360% (US0003M + 0.450%) due 02/15/2022 ~	1,200	1,204
AvalonBay Communities, Inc. 3.625% due 10/01/2020	900	907
Aviation Capital Group LLC 2.857% (US0003M + 0.950%) due 06/01/2021 ~	900	904
Bank of America Corp.
2.559% (US0003M + 0.650%) due 10/01/2021 ~	1,100	1,103
3.300% due 01/11/2023	200	207
Capital One Financial Corp.
2.386% (US0003M + 0.450%) due 10/30/2020 ~	1,900	1,904
2.400% due 10/30/2020	1,000	1,003
3.450% due 04/30/2021	1,000	1,018
Charles Schwab Corp. 2.650% due 01/25/2023	600	612
Citibank N.A.
2.504% (US0003M + 0.570%) due 07/23/2021 ~	1,000	1,005
3.050% due 05/01/2020	1,400	1,404
Citigroup, Inc. 2.900% (US0003M + 0.960%) due 04/25/2022 ~	300	304
Goldman Sachs Group, Inc.
2.660% (US0003M + 0.750%) due 02/23/2023 ~	500	503
3.094% (US0003M + 1.200%) due 09/15/2020 ~	700	705
3.300% (US0003M + 1.360%) due 04/23/2021 ~	600	608
3.514% (US0003M + 1.600%) due 11/29/2023 ~	100	104
Harley-Davidson Financial Services, Inc.
2.395% (US0003M + 0.500%) due 05/21/2020 ~	1,100	1,101
2.847% (US0003M + 0.940%) due 03/02/2021 ~	900	906
Intercontinental Exchange, Inc. 2.350% due 09/15/2022	1,100	1,112
Jackson National Life Global Funding 2.375% due 09/15/2022	1,100	1,110
JPMorgan Chase & Co.
2.400% due 06/07/2021	800	805
2.509% (US0003M + 0.610%) due 06/18/2022 ~	900	904
JPMorgan Chase Bank N.A.
2.276% (US0003M + 0.340%) due 04/26/2021 ~	2,000	2,001
3.086% due 04/26/2021 ●	600	602
KeyBank N.A. 3.350% due 06/15/2021	1,100	1,124
MassMutual Global Funding 2.250% due 07/01/2022	1,200	1,209
Morgan Stanley 2.500% due 04/21/2021	1,200	1,209
Nissan Motor Acceptance Corp.
2.150% due 09/28/2020	1,400	1,397
2.650% due 07/13/2022	800	802
PNC Bank N.A. 2.403% (US0003M + 0.450%) due 07/22/2022 ~	1,000	1,002
Private Export Funding Corp. 2.650% due 02/16/2021	1,400	1,414
Public Storage 2.370% due 09/15/2022	1,100	1,112
Regions Bank 2.405% (US0003M + 0.500%) due 08/13/2021 ~	900	901
Reliance Standard Life Global Funding 2.500% due 01/15/2020	2,800	2,800
Simon Property Group LP 2.750% due 06/01/2023	300	307
State Street Corp. 2.804% (US0003M + 0.900%) due 08/18/2020 ~	1,800	1,810
Toyota Motor Credit Corp.
2.110% (US0003M + 0.100%) due 01/10/2020 ~	1,200	1,200
2.304% due 05/17/2022 ●	900	903

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2019 (Unaudited)

U.S. Bank N.A.
2.186% (US0003M + 0.250%) due 07/24/2020 ~	900	901
2.256% (US0003M + 0.320%) due 04/26/2021 ~	1,100	1,103
3.050% due 07/24/2020	900	905
3.150% due 04/26/2021	1,500	1,524
Wells Fargo & Co. 2.100% due 07/26/2021	600	601
Wells Fargo Bank N.A.
2.434% (US0003M + 0.500%) due 07/23/2021 ~	1,800	1,803
2.539% (US0003M + 0.620%) due 05/27/2022 ~	1,100	1,105
		53,505
INDUSTRIALS 7.6%
AbbVie, Inc.
2.300% due 05/14/2021	1,100	1,105
2.900% due 11/06/2022	1,300	1,327
3.200% due 11/06/2022	1,000	1,026
Bayer U.S. Finance LLC
2.577% (US0003M + 0.630%) due 06/25/2021 ~	1,100	1,104
2.750% due 07/15/2021	1,100	1,107
BMW U.S. Capital LLC 3.100% due 04/12/2021	900	914
Cigna Corp. 3.400% due 09/17/2021	1,100	1,126
Crown Castle Towers LLC 3.222% due 05/15/2042	800	809
Daimler Finance North America LLC
2.331% (US0003M + 0.430%) due 02/12/2021 ~	1,100	1,101
2.810% (US0003M + 0.900%) due 02/15/2022 ~	1,200	1,210
Delta Air Lines Pass-Through Trust 6.821% due 02/10/2024	1,772	1,924
ERAC USA Finance LLC 4.500% due 08/16/2021	800	831
Georgia-Pacific LLC 5.400% due 11/01/2020	1,900	1,953
Komatsu Finance America, Inc. 2.118% due 09/11/2020	1,000	998
Oracle Corp. 1.900% due 09/15/2021	1,400	1,403
Phillips 66 2.517% (US0003M + 0.600%) due 02/26/2021 ~	1,100	1,100
QUALCOMM, Inc. 3.000% due 05/20/2022	1,000	1,025
Ryder System, Inc.
2.500% due 09/01/2022	800	804
2.650% due 03/02/2020	1,000	1,000
Southern Co. 2.350% due 07/01/2021	1,000	1,005
UnitedHealth Group, Inc. 2.700% due 07/15/2020	700	703
Volkswagen Group of America Finance LLC
2.675% (US0003M + 0.770%) due 11/13/2020 ~	1,800	1,807
2.841% (US0003M + 0.940%) due 11/12/2021 ~	1,100	1,110
3.875% due 11/13/2020	1,100	1,118
4.000% due 11/12/2021	1,800	1,862
		29,472
UTILITIES 2.1%
AEP Texas, Inc. 2.400% due 10/01/2022	300	303
AT&T, Inc. 2.951% (US0003M + 0.950%) due 07/15/2021 ~	1,000	1,010
BP Capital Markets America, Inc. 4.500% due 10/01/2020	400	407
Duke Energy Progress LLC 2.065% (US0003M + 0.180%) due 09/08/2020 ~	1,200	1,201
NextEra Energy Capital Holdings, Inc.
1.950% due 09/01/2022	1,000	1,003
2.403% due 09/01/2021	800	806
Ohio Power Co. 5.375% due 10/01/2021	300	318
Public Service Co. of Oklahoma 4.400% due 02/01/2021	1,150	1,177
Virginia Electric & Power Co. 2.750% due 03/15/2023	1,800	1,833
		8,058
Total Corporate Bonds & Notes (Cost $90,261)		91,035
U.S. GOVERNMENT AGENCIES 27.8%
Fannie Mae
2.242% due 10/25/2030 ●	17	17
3.527% due 07/01/2042 ●	56	56

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2019 (Unaudited)

3.577% due 09/01/2041 ●	173	174
3.727% due 08/01/2030 ●	41	40
4.000% due 01/25/2033	14	15
4.022% due 07/01/2035 ●	7	8
4.355% due 12/01/2034 ●	107	110
4.402% due 05/01/2038 ●	276	290
4.413% due 01/01/2035 ●	38	39
4.421% due 09/01/2028 ●	11	11
4.458% due 01/25/2040 ●(a)	1,476	241
4.500% due 01/01/2036	166	171
4.537% due 11/01/2034 ●	181	192
4.875% due 01/01/2024 ●	18	18
4.921% due 06/01/2035 ●	152	161
5.292% due 12/25/2042 ~	52	57
8.000% due 11/25/2023	11	12
Freddie Mac
0.000% due 05/15/2037 (b)(c)	256	239
2.000% due 11/15/2026	980	983
2.181% due 12/15/2042 ●	951	945
2.290% due 07/15/2041 ●	658	662
2.460% due 05/15/2037 ●	267	271
3.378% due 02/25/2045 ●	173	175
4.000% due 08/01/2048	6,205	6,563
4.489% due 07/01/2035 ●	36	38
4.710% due 04/15/2037 ●(a)	1,273	236
6.500% due 07/25/2043	408	482
6.896% due 08/15/2044 ●	769	885
8.500% due 06/01/2025	1	1
Ginnie Mae
2.274% due 07/20/2067 ●	2,860	2,857
2.374% due 03/20/2065 ●	1,614	1,612
2.404% due 03/20/2065 ●	1,717	1,717
2.457% due 06/20/2065 ●	544	543
2.544% due 10/20/2066 ●	1,111	1,117
2.574% due 05/20/2066 ●	660	664
2.624% due 04/20/2066 ●	1,267	1,277
2.674% due 04/20/2066 ●	1,109	1,120
2.916% due 09/20/2067 ●	2,408	2,442
3.250% (H15T1Y + 1.500%) due 07/20/2023 - 07/20/2025 ~	60	62
3.250% due 07/20/2030 ●	38	39
3.875% (H15T1Y + 1.500%) due 04/20/2022 - 06/20/2025 ~	40	41
3.875% due 04/20/2027 - 05/20/2027 ●	61	62
4.000% due 06/20/2047 - 06/20/2049	2,060	2,152
4.125% (H15T1Y + 1.500%) due 10/20/2025 ~	74	76
4.500% due 01/20/2049 - 05/20/2049	7,803	8,171
5.000% due 01/20/2049 - 09/20/2049	6,093	6,431
Ginnie Mae, TBA
4.500% due 02/01/2050	4,100	4,295
5.000% due 01/01/2050	13,800	14,547
Uniform Mortgage-Backed Security
3.500% due 04/01/2045 - 11/01/2047	13,345	14,064
4.000% due 06/01/2048 - 12/01/2048	24,974	26,054
4.500% due 04/01/2024 - 06/01/2048	5,345	5,640
6.000% due 11/01/2022	4	4
Total U.S. Government Agencies (Cost $106,221)		108,079
U.S. TREASURY OBLIGATIONS 21.2%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2022	32,910	32,864
0.125% due 01/15/2023	7,581	7,582
0.250% due 01/15/2025	2,282	2,302
0.375% due 07/15/2023	18,578	18,837
0.500% due 04/15/2024	612	622
0.625% due 04/15/2023	13,572	13,784
0.875% due 01/15/2029	5,911	6,279
Total U.S. Treasury Obligations (Cost $80,828)		82,270
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.0%
American Home Mortgage Investment Trust
3.480% due 10/25/2034 ●	11	11
3.907% due 02/25/2045 ●	61	61
Banc of America Funding Trust 4.675% due 05/25/2035 ~	299	306
Bear Stearns Adjustable Rate Mortgage Trust
4.120% due 02/25/2033 ~	6	5
4.153% due 01/25/2034 ~	44	46
4.421% due 02/25/2036 ^~	17	17
4.544% due 02/25/2033 ~	2	2
Bear Stearns ALT-A Trust 4.413% due 05/25/2035 ~	230	233
Citigroup Mortgage Loan Trust, Inc.
3.840% due 09/25/2035 ●	45	45
4.550% due 09/25/2035 ●	43	43

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2019 (Unaudited)

Countrywide Home Loan Mortgage Pass-Through Trust
3.793% due 02/20/2036 ^●	311	306
3.832% due 02/20/2035 ~	47	47
3.841% due 11/25/2034 ~	66	67
Credit Suisse First Boston Mortgage Securities Corp.
2.668% due 03/25/2032 ~	25	25
5.331% due 06/25/2032 ~	2	2
GS Mortgage Securities Corp. Trust 3.980% due 02/10/2029	900	909
GS Mortgage Securities Trust 3.206% due 02/10/2048	2,000	2,049
GSR Mortgage Loan Trust
3.777% due 06/25/2034 ~	293	290
4.269% due 09/25/2035 ~	255	262
HomeBanc Mortgage Trust 2.032% due 07/25/2035 ●	503	504
Impac CMB Trust 2.492% due 02/25/2036 ●	735	746
JPMorgan Mortgage Trust 4.304% due 04/25/2035 ~	293	303
MASTR Adjustable Rate Mortgages Trust 4.696% due 11/21/2034 ~	417	429
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 2.600% due 08/15/2032 ●	889	878
Merrill Lynch Mortgage Investors Trust 4.359% due 02/25/2035 ~	114	116
Morgan Stanley Bank of America Merrill Lynch Trust 3.077% due 03/15/2048	2,000	2,058
Prime Mortgage Trust 2.192% due 02/25/2034 ●	21	20
RBSSP Resecuritization Trust 3.646% due 12/25/2035 ~	215	216
Structured Asset Mortgage Investments Trust
2.014% due 07/19/2035 ●	70	70
2.052% due 03/25/2037 ●	214	143
2.424% due 09/19/2032 ●	39	39
2.665% due 05/19/2035 ●	923	923
6.158% due 06/25/2029 ~	38	37
WaMu Mortgage Pass-Through Certificates Trust
2.062% due 12/25/2045 ●	70	70
2.082% due 10/25/2045 ●	50	50
2.332% due 07/25/2045 ●	64	63
3.309% due 01/25/2046 ●	329	335
3.639% due 06/25/2042 ●	20	20
Total Non-Agency Mortgage-Backed Securities (Cost $11,480)		11,746
ASSET-BACKED SECURITIES 5.5%
AmeriCredit Automobile Receivables Trust
1.800% due 10/08/2021	257	257
1.975% due 07/19/2021 ●	7	7
Asset-Backed Securities Corp. Home Equity Loan Trust
2.985% due 08/15/2033 ●	401	402
3.390% due 03/15/2032 ●	133	134
Bear Stearns Asset-Backed Securities Trust 2.792% due 10/25/2037 ●	232	234
CarMax Auto Owner Trust 2.730% due 08/16/2021	387	387
Chesapeake Funding LLC
2.110% due 08/15/2030 ●	1,087	1,086
3.230% due 08/15/2030	797	809
Credit-Based Asset Servicing & Securitization Trust 1.852% due 11/25/2036 ●	15	9
Discover Card Execution Note Trust 1.900% due 10/17/2022	900	900
Drive Auto Receivables Trust
2.020% due 03/15/2022 ●	528	528
2.930% due 03/15/2022	528	528
Edsouth Indenture LLC 2.942% due 09/25/2040 ●	282	281
Exeter Automobile Receivables Trust
2.900% due 01/18/2022	36	36
3.050% due 12/15/2021	142	142
Ford Credit Auto Lease Trust 2.710% due 12/15/2020	8	8
Ford Credit Floorplan Master Owner Trust
2.020% due 05/15/2023 ●	1,500	1,499
2.840% due 03/15/2024	900	913
Fremont Home Loan Trust 1.852% due 01/25/2037 ●	8	4
GMF Floorplan Owner Revolving Trust
2.040% due 03/15/2022 ●	1,800	1,800
2.120% due 03/15/2023 ●	1,800	1,802
3.130% due 03/15/2023	1,800	1,822
GSAMP Trust 1.862% due 12/25/2036 ●	55	32

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2019 (Unaudited)

Hertz Fleet Lease Funding LP 3.230% due 05/10/2032	1,231	1,240
HSI Asset Loan Obligation Trust 1.852% due 12/25/2036 ●	89	39
MMAF Equipment Finance LLC 2.920% due 07/12/2021	368	369
Navient Private Education Loan Trust 2.090% due 12/15/2059 ●	151	151
Panhandle-Plains Higher Education Authority, Inc. 3.229% due 10/01/2035 ●	219	219
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 2.872% due 03/25/2035 ●	350	351
Securitized Asset-Backed Receivables LLC Trust 1.852% due 12/25/2036 ^●	92	29
SLC Student Loan Trust 1.994% due 09/15/2026 ●	234	233
SLM Student Loan Trust
2.030% due 10/25/2024 ●	78	78
2.060% due 01/25/2027 ●	713	708
2.364% due 12/15/2027 ●	360	359
2.440% due 04/25/2024 ●	29	29
SMB Private Education Loan Trust 2.090% due 03/16/2026 ●	230	230
SoFi Consumer Loan Program Trust
2.930% due 04/26/2027	52	52
3.010% due 04/25/2028	1,277	1,287
SoFi Professional Loan Program LLC 2.390% due 02/25/2042	867	868
Structured Asset Investment Loan Trust 2.767% due 10/25/2033 ●	58	58
Towd Point Mortgage Trust 3.000% due 11/25/2059 ~	1,171	1,175
Westlake Automobile Receivables Trust 2.840% due 09/15/2021	194	194
World Omni Automobile Lease Securitization Trust 2.590% due 11/16/2020	55	55
Total Asset-Backed Securities (Cost $21,298)		21,344
SHORT-TERM INSTRUMENTS 10.1%
REPURCHASE AGREEMENTS (e) 10.1%		39,180
Total Short-Term Instruments (Cost $39,180)		39,180
Total Investments in Securities (Cost $349,268)		353,654

	SHARES
INVESTMENTS IN AFFILIATES 13.5%
SHORT-TERM INSTRUMENTS 13.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.5%
PIMCO Short Asset Portfolio	5,240,218	52,171
PIMCO Short-Term Floating NAV Portfolio III	11,892	118
Total Short-Term Instruments (Cost $52,529)		52,289
Total Investments in Affiliates (Cost $52,529)		52,289
Total Investments 104.5% (Cost $401,797)		$405,943
Financial Derivative Instruments (f)(g) 0.1%(Cost or Premiums, net $(34))		222
Other Assets and Liabilities, net (4.6)%		(17,640)
Net Assets 100.0%		$388,525

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security.  Rate shown is the rate in effect as of period end.  Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions.  Reference rate is as of reset date, which may vary by security.  These securities may not indicate a reference rate and/or spread in their description.

●

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.
(b)	Principal only security.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$180	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(187)	$180	$180
SAL	1.550	12/31/2019	01/02/2020	39,000	U.S. Treasury Notes 2.750% due 06/30/2025	(39,799)	39,000	39,003
Total Repurchase Agreements						$(39,986)	$39,180	$39,183

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.5)%
Ginnie Mae, TBA	4.000%	01/01/2050	$400	$(415)	$(414)
Uniform Mortgage-Backed Security, TBA	3.500	01/01/2050	800	(821)	(823)
Uniform Mortgage-Backed Security, TBA	4.000	02/01/2050	4,400	(4,569)	(4,577)
Total Short Sales (1.5)%				$(5,805)	$(5,814)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2019 was $(5,342) at a weighted average interest rate of 2.569%.  Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2020	643	$138,567	$(69)	$30	$0
U.S. Treasury 5-Year Note March Futures	03/2020	970	115,051	(469)	0	(23)
				$(538)	$30	$(23)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2020	412	$(52,910)	$457	$45	$0
Total Futures Contracts				$(81)	$75	$(23)

Cash of $1,018 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2019 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Swap Agreements, at Value(3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CDX.MCDX-25 5-Year Index	1.000%	Quarterly	12/20/2020	$18,600	$(34)	$204	$170	$0
Total Swap Agreements						$(34)	$204	$170	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end.  Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$53,505	$0	$53,505
Industrials	0	29,472	0	29,472
Utilities	0	8,058	0	8,058
U.S. Government Agencies	0	108,079	0	108,079
U.S. Treasury Obligations	0	82,270	0	82,270
Non-Agency Mortgage-Backed Securities	0	11,746	0	11,746
Asset-Backed Securities	0	21,344	0	21,344
Short-Term Instruments
Repurchase Agreements	0	39,180	0	39,180

	$0	$353,654	$0	$353,654
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$52,289	$0	$0	$52,289

Total Investments	$52,289	$353,654	$0	$405,943

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,814)	$0	$(5,814)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	75	0	0	75
Over the counter	0	170	0	170

	$75	$170	$0	$245
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(23)	$0	$0	$(23)

Total Financial Derivative Instruments	$52	$170	$0	$222

Totals	$52,341	$348,010	$0	$400,351

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO Low Duration Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 116.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
MASTR Alternative Loan Trust 4.500% due 11/25/2021	$4	$5
State Of Qatar 2.721% - 2.996% (LIBOR03M + 0.800%) due 12/21/2020 «~	27,000	27,000
State of Qatar 2.996% (LIBOR03M + 0.800%) due 12/21/2020 «~	30,100	30,100
Toyota Motor Credit Corp. 2.934% (LIBOR03M + 0.830%) due 03/29/2021 «~	7,800	7,803
Total Loan Participations and Assignments (Cost $64,636)		64,908
CORPORATE BONDS & NOTES 33.2%
BANKING & FINANCE 19.9%
ABN AMRO Bank NV 2.489% (US0003M + 0.570%) due 08/27/2021 ~	21,500	21,593
AerCap Ireland Capital DAC
4.450% due 12/16/2021	16,800	17,510
4.500% due 05/15/2021	4,650	4,800
4.625% due 10/30/2020	1,056	1,077
5.000% due 10/01/2021	3,532	3,703
AIG Global Funding 2.407% (US0003M + 0.460%) due 06/25/2021 ~	5,500	5,522
Air Lease Corp. 3.375% due 06/01/2021	7,800	7,933
Aircastle Ltd. 5.125% due 03/15/2021	600	620
Ally Financial, Inc.
4.125% due 03/30/2020	1,400	1,407
4.250% due 04/15/2021	100	102
7.500% due 09/15/2020	1,700	1,764
8.000% due 03/15/2020	200	202
Ambac LSNI LLC 6.945% due 02/12/2023 ●	982	996
American Express Co.
2.429% (US0003M + 0.525%) due 05/17/2021 ~	22,400	22,498
2.491% (US0003M + 0.600%) due 11/05/2021 ~	21,600	21,699
3.700% due 11/05/2021	21,600	22,259
American Honda Finance Corp. 2.360% (US0003M + 0.450%) due 02/15/2022 ~	22,900	22,982
American Tower Corp.
2.800% due 06/01/2020 (i)	49,110	49,254
3.450% due 09/15/2021	7,600	7,775
Australia & New Zealand Banking Group Ltd. 3.300% due 05/17/2021	20,750	21,156
Aviation Capital Group LLC
2.606% (US0003M + 0.670%) due 07/30/2021 ~	500	500
2.857% (US0003M + 0.950%) due 06/01/2021 ~	21,400	21,498
AXA Equitable Holdings, Inc. 3.900% due 04/20/2023	3,955	4,145
Bank of America Corp.
2.682% (US0003M + 0.790%) due 03/05/2024 ~	11,600	11,660
3.386% (US0003M + 1.420%) due 04/19/2021 ~	11,900	12,090
Barclays Bank PLC 10.179% due 06/12/2021	1,900	2,112
Barclays PLC
3.200% due 08/10/2021	1,700	1,725
3.340% (US0003M + 1.430%) due 02/15/2023 ~	28,700	28,944
4.011% (US0003M + 2.110%) due 08/10/2021 ~	18,900	19,352
4.610% due 02/15/2023 ●	30,100	31,441
BBVA USA 2.618% (US0003M + 0.730%) due 06/11/2021 ~	21,250	21,305
Brixmor Operating Partnership LP 2.959% (US0003M + 1.050%) due 02/01/2022 ~	21,300	21,294
CIT Group, Inc. 4.125% due 03/09/2021	500	510
Citigroup, Inc.
2.626% (US0003M + 0.690%) due 10/27/2022 ~	25,000	25,205
2.700% due 10/27/2022	2,600	2,643
2.900% (US0003M + 0.960%) due 04/25/2022 ~	900	912
3.337% (US0003M + 1.430%) due 09/01/2023 ~	3,200	3,269
3.341% (US0003M + 1.380%) due 03/30/2021 ~	14,269	14,466

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2019 (Unaudited)

Cooperatieve Rabobank UA
2.366% (US0003M + 0.430%) due 04/26/2021 ~		500	502
3.125% due 04/26/2021		600	609
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		700	729
4.293% (US0003M + 2.290%) due 04/16/2021 ~		15,600	15,996
Crown Castle International Corp. 2.250% due 09/01/2021		3,100	3,109
Danske Bank A/S 5.000% due 01/12/2022		20,100	21,104
DBS Bank Ltd. 3.300% due 11/27/2021		25,900	26,597
Deutsche Bank AG
0.105% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	13,500	15,111
1.875% due 02/28/2020	GBP	2,100	2,782
3.150% due 01/22/2021		$300	301
3.192% (US0003M + 1.290%) due 02/04/2021 ~		21,600	21,639
4.250% due 10/14/2021		9,300	9,565
5.000% due 02/14/2022		20,100	20,994
Discover Bank 2.450% due 09/12/2024		1,600	1,596
FCE Bank PLC
1.114% due 05/13/2020	EUR	500	563
1.875% due 06/24/2021		1,300	1,490
Ford Motor Credit Co. LLC
2.865% (US0003M + 0.930%) due 09/24/2020 ~		$800	801
3.336% due 03/18/2021		5,500	5,542
3.470% due 04/05/2021		1,000	1,009
4.250% due 09/20/2022		11,882	12,289
4.593% (US0003M + 2.550%) due 01/07/2021 ~		24,500	24,855
5.085% due 01/07/2021		6,700	6,861
5.750% due 02/01/2021		8,000	8,259
GE Capital International Funding Co. Unlimited Co. 2.342% due 11/15/2020		400	400
General Motors Financial Co., Inc.
2.448% (US0003M + 0.540%) due 11/06/2020 ~		1,400	1,398
2.450% due 11/06/2020		1,400	1,403
2.862% (US0003M + 0.850%) due 04/09/2021 ~		1,200	1,203
3.008% (US0003M + 1.100%) due 11/06/2021 ~		500	502
3.200% due 07/13/2020		3,900	3,918
3.536% (US0003M + 1.550%) due 01/14/2022 ~		2,100	2,122
3.561% (US0003M + 1.560%) due 01/15/2020 ~		38,700	38,719
3.700% due 11/24/2020		400	405
Goldman Sachs Group, Inc.
2.660% (US0003M + 0.750%) due 02/23/2023 ~		11,200	11,270
3.080% (US0003M + 1.170%) due 05/15/2026 ~		200	202
3.094% (US0003M + 1.160%) due 04/23/2020 ~		2,000	2,005
3.094% (US0003M + 1.200%) due 09/15/2020 ~		6,105	6,145
3.300% (US0003M + 1.360%) due 04/23/2021 ~		19,600	19,862
3.514% (US0003M + 1.600%) due 11/29/2023 ~		18,500	19,174
Harley-Davidson Financial Services, Inc.
2.395% (US0003M + 0.500%) due 05/21/2020 ~		14,800	14,817
2.847% (US0003M + 0.940%) due 03/02/2021 ~		21,500	21,630
HSBC Holdings PLC 2.504% (US0003M + 0.600%) due 05/18/2021 ~		20,400	20,422
International Lease Finance Corp. 4.625% due 04/15/2021		2,200	2,269
Jackson National Life Global Funding 2.301% (US0003M + 0.300%) due 10/15/2020 ~		21,200	21,231
JPMorgan Chase & Co.
2.400% due 06/07/2021		100	101
2.509% (US0003M + 0.610%) due 06/18/2022 ~		6,300	6,326
2.824% (US0003M + 0.890%) due 07/23/2024 ~		13,000	13,112
3.133% (US0003M + 1.205%) due 10/29/2020 ~		29,500	29,734
4.625% due 05/10/2021		400	414
JPMorgan Chase Bank N.A. 3.086% due 04/26/2021 ●		6,050	6,071
KeyBank N.A. 3.350% due 06/15/2021		500	511
Lloyds Bank PLC 2.384% (US0003M + 0.490%) due 05/07/2021 ~		11,900	11,942
Lloyds Banking Group PLC
2.728% (US0003M + 0.800%) due 06/21/2021 ~		2,100	2,112
2.858% due 03/17/2023 ●		15,800	15,997
LoanCore Capital Markets LLC 6.875% due 06/01/2020		1,600	1,601
Logicor Financing SARL 1.500% due 11/14/2022	EUR	21,800	25,240
Macquarie Bank Ltd. 3.048% (US0003M + 1.120%) due 07/29/2020 ~		$56,200	56,529
Mitsubishi UFJ Financial Group, Inc.
2.647% (US0003M + 0.740%) due 03/02/2023 ~		43,400	43,537
2.950% due 03/01/2021		987	998
Mizuho Financial Group, Inc.
2.295% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	28,800	20,375
2.682% (US0003M + 0.790%) due 03/05/2023 ~		$21,300	21,393

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2019 (Unaudited)

Morgan Stanley
2.883% (US0003M + 0.930%) due 07/22/2022 ~		1,400	1,413
3.124% (US0003M + 1.220%) due 05/08/2024 ~		5,800	5,906
3.146% (US0003M + 1.180%) due 01/20/2022 ~		6,900	6,964
3.336% (US0003M + 1.400%) due 10/24/2023 ~		1,500	1,533
National Australia Bank Ltd. 3.625% due 06/20/2023		2,300	2,417
Natwest Markets PLC 0.003% (EUR003M + 0.400%) due 03/02/2020 ~	EUR	13,500	15,148
Navient Corp. 8.000% due 03/25/2020		$166	168
Nissan Motor Acceptance Corp.
2.150% due 09/28/2020		700	699
2.558% (US0003M + 0.630%) due 09/21/2021 ~		1,100	1,101
Oversea-Chinese Banking Corp. Ltd. 2.354% (US0003M + 0.450%) due 05/17/2021 ~		15,000	15,029
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		1,830	1,857
5.250% due 08/15/2022		5,100	5,448
PNC Bank N.A. 2.403% (US0003M + 0.450%) due 07/22/2022 ~		19,600	19,640
Regions Bank 2.405% (US0003M + 0.500%) due 08/13/2021 ~		22,900	22,926
Santander Holdings USA, Inc. 3.244% due 10/05/2026		3,100	3,135
Santander UK Group Holdings PLC 2.875% due 08/05/2021		800	808
Santander UK PLC
2.527% (US0003M + 0.620%) due 06/01/2021 ~		14,550	14,604
2.570% (US0003M + 0.660%) due 11/15/2021 ~		31,300	31,462
3.400% due 06/01/2021		3,900	3,981
Skandinaviska Enskilda Banken AB 2.334% (US0003M + 0.430%) due 05/17/2021 ~		20,950	21,005
SL Green Operating Partnership LP 2.884% (US0003M + 0.980%) due 08/16/2021 ~		7,600	7,602
Springleaf Finance Corp.
6.125% due 05/15/2022		12,075	12,996
8.250% due 12/15/2020		600	631
Standard Chartered PLC
2.744% due 09/10/2022 ●		3,600	3,625
3.091% (US0003M + 1.200%) due 09/10/2022 ~		4,400	4,437
3.116% (US0003M + 1.150%) due 01/20/2023 ~		20,200	20,339
Svenska Handelsbanken AB 2.380% (US0003M + 0.470%) due 05/24/2021 ~		21,100	21,173
Synchrony Bank 3.650% due 05/24/2021		20,200	20,626
Synchrony Financial 3.132% (US0003M + 1.230%) due 02/03/2020 ~		42,500	42,534
Toronto-Dominion Bank 2.250% due 03/15/2021		1,100	1,105
Toyota Motor Credit Corp. 2.304% due 05/17/2022 ●		11,239	11,276
U.S. Bank N.A. 2.256% (US0003M + 0.320%) due 04/26/2021 ~		34,200	34,291
UBS AG 2.450% due 12/01/2020		3,100	3,112
UBS Group AG
2.650% due 02/01/2022		3,300	3,334
2.950% due 09/24/2020		300	302
3.000% due 04/15/2021		13,200	13,376
3.766% due 04/14/2021 ●		26,600	27,106
UniCredit SpA
5.901% (US0003M + 3.900%) due 01/14/2022 ~		21,250	22,283
7.830% due 12/04/2023		45,200	52,741
Wells Fargo & Co.
2.500% due 03/04/2021		100	101
2.625% due 07/22/2022		6,400	6,494
2.831% (US0003M + 0.930%) due 02/11/2022 ~		2,300	2,316
3.240% (US0003M + 1.340%) due 03/04/2021 ~		13,149	13,313
Wells Fargo Bank N.A.
2.434% (US0003M + 0.500%) due 07/23/2021 ~		21,400	21,433
2.463% (US0003M + 0.510%) due 10/22/2021 ~		9,000	9,041
3.625% due 10/22/2021		1,500	1,544
			1,637,691
INDUSTRIALS 10.7%
AbbVie, Inc.
2.150% due 11/19/2021		29,100	29,167
2.300% due 11/21/2022		21,100	21,215
2.355% (US0003M + 0.460%) due 11/19/2021 ~		4,600	4,610
3.375% due 11/14/2021		24,480	25,116
Bayer U.S. Finance LLC
2.577% (US0003M + 0.630%) due 06/25/2021 ~		21,900	21,975
2.904% (US0003M + 1.010%) due 12/15/2023 ~		2,300	2,315
3.500% due 06/25/2021		1,600	1,629

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2019 (Unaudited)

BMW Finance NV 2.250% due 08/12/2022		17,400	17,479
BMW U.S. Capital LLC 3.100% due 04/12/2021		300	305
Boston Scientific Corp. 3.375% due 05/15/2022		4,100	4,233
Bristol-Myers Squibb Co. 2.875% due 02/19/2021		1,500	1,517
Broadcom Corp.
2.375% due 01/15/2020		21,885	21,886
3.000% due 01/15/2022		2,500	2,537
Broadcom, Inc. 3.125% due 04/15/2021		19,700	19,940
Campbell Soup Co.
2.394% (US0003M + 0.500%) due 03/16/2020 ~		39,525	39,539
2.524% (US0003M + 0.630%) due 03/15/2021 ~		15,200	15,236
Charter Communications Operating LLC
3.579% due 07/23/2020		20,800	20,934
4.464% due 07/23/2022		2,200	2,312
Cigna Corp.
2.891% (US0003M + 0.890%) due 07/15/2023 ~		2,100	2,113
3.400% due 09/17/2021		500	512
Conagra Brands, Inc.
2.512% (US0003M + 0.500%) due 10/09/2020 ~		10,900	10,918
3.800% due 10/22/2021		20,036	20,676
Constellation Brands, Inc. 2.610% (US0003M + 0.700%) due 11/15/2021 ~		17,800	17,803
Continental Airlines Pass-Through Trust 6.250% due 10/11/2021		341	344
CVS Health Corp.
2.125% due 06/01/2021		1,500	1,503
2.515% (US0003M + 0.630%) due 03/09/2020 ~		2,566	2,568
2.800% due 07/20/2020		400	401
D.R. Horton, Inc. 2.550% due 12/01/2020		1,600	1,607
Daimler Finance North America LLC
2.292% (US0003M + 0.390%) due 05/04/2020 ~		21,200	21,215
2.331% (US0003M + 0.430%) due 02/12/2021 ~		6,000	6,005
2.452% (US0003M + 0.550%) due 05/04/2021 ~		21,300	21,333
2.779% (US0003M + 0.880%) due 02/22/2022 ~		13,000	13,102
2.810% (US0003M + 0.900%) due 02/15/2022 ~		23,500	23,689
3.875% due 09/15/2021		4,800	4,936
Dell International LLC 4.420% due 06/15/2021		5,700	5,866
Delta Air Lines, Inc. 3.400% due 04/19/2021		1,000	1,014
eBay, Inc. 2.875% due 08/01/2021		2,700	2,732
EMC Corp. 2.650% due 06/01/2020		1,600	1,602
Equifax, Inc. 2.780% (US0003M + 0.870%) due 08/15/2021 ~		400	402
FedEx Corp. 3.400% due 01/14/2022		4,500	4,622
GATX Corp. 2.611% (US0003M + 0.720%) due 11/05/2021 ~		20,600	20,694
General Electric Co.
0.375% due 05/17/2022	EUR	500	562
5.550% due 05/04/2020		$2,000	2,022
General Mills, Inc. 6.610% due 10/15/2022		15,000	15,490
Hasbro, Inc. 2.600% due 11/19/2022		2,200	2,214
Heathrow Funding Ltd. 4.875% due 07/15/2023		300	312
Hyundai Capital America 2.699% due 09/18/2020 ●		21,100	21,147
Indonesia Asahan Aluminium Persero PT 5.230% due 11/15/2021		5,000	5,250
Keurig Dr Pepper, Inc. 3.551% due 05/25/2021		31,500	32,177
Kinder Morgan Energy Partners LP 6.850% due 02/15/2020		400	402
Komatsu Finance America, Inc. 2.118% due 09/11/2020		880	878
Kraft Heinz Foods Co.
2.471% (US0003M + 0.570%) due 02/10/2021 ~		2,200	2,204
3.375% due 06/15/2021		16,500	16,794
L3Harris Technologies, Inc. 2.416% (US0003M + 0.480%) due 04/30/2020 ~		20,500	20,513
Marathon Oil Corp. 2.800% due 11/01/2022		2,400	2,440
Marriott International, Inc. 2.507% (US0003M + 0.600%) due 12/01/2020 ~		21,500	21,573
McDonald’s Corp. 2.366% (US0003M + 0.430%) due 10/28/2021 ~		19,200	19,266

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2019 (Unaudited)

Microchip Technology, Inc. 3.922% due 06/01/2021		400	409
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021		1,000	1,000
Moody’s Corp. 3.250% due 06/07/2021		4,450	4,532
Mylan NV
3.150% due 06/15/2021		2,300	2,330
3.750% due 12/15/2020		580	592
NXP BV
4.125% due 06/01/2021		1,300	1,333
4.625% due 06/15/2022		8,200	8,644
Occidental Petroleum Corp.
2.600% due 08/13/2021		400	403
2.700% due 08/15/2022		1,000	1,011
2.854% (US0003M + 0.950%) due 02/08/2021 ~		1,500	1,510
3.360% (US0003M + 1.450%) due 08/15/2022 ~		8,200	8,245
Origin Energy Finance Ltd. 5.450% due 10/14/2021		9,721	10,224
Pacific National Finance Pty. Ltd. 4.625% due 09/23/2020		6,095	6,187
PayPal Holdings, Inc. 2.200% due 09/26/2022		18,000	18,105
Penske Truck Leasing Co. LP
3.200% due 07/15/2020		8,310	8,346
3.650% due 07/29/2021		1,800	1,842
Pernod Ricard S.A. 5.750% due 04/07/2021		7,765	8,128
QUALCOMM, Inc. 3.000% due 05/20/2022		19,100	19,580
Reynolds American, Inc. 3.250% due 06/12/2020		4,700	4,722
Sabine Pass Liquefaction LLC 5.625% due 02/01/2021		9,000	9,251
Saudi Arabian Oil Co. 2.750% due 04/16/2022		3,600	3,640
Spirit AeroSystems, Inc. 2.694% (US0003M + 0.800%) due 06/15/2021 ~		1,400	1,397
Sprint Spectrum Co. LLC 3.360% due 03/20/2023		350	354
Sunoco Logistics Partners Operations LP 4.400% due 04/01/2021		1,100	1,126
Syngenta Finance NV 3.698% due 04/24/2020		3,800	3,812
Takeda Pharmaceutical Co. Ltd. 4.000% due 11/26/2021		13,600	14,067
Teva Pharmaceutical Finance Netherlands BV 0.375% due 07/25/2020	EUR	3,788	4,243
Time Warner Cable LLC 4.000% due 09/01/2021		$1,100	1,126
Toyota Motor Corp. 2.157% due 07/02/2022		15,500	15,613
Tyson Foods, Inc. 2.345% (US0003M + 0.450%) due 08/21/2020 ~		5,100	5,106
United Technologies Corp. 2.554% (US0003M + 0.650%) due 08/16/2021 ~		7,100	7,101
Viterra, Inc. 5.950% due 08/01/2020		3,600	3,676
Volkswagen Group of America Finance LLC
2.795% (US0003M + 0.860%) due 09/24/2021 ~		300	302
2.841% (US0003M + 0.940%) due 11/12/2021 ~		25,800	26,032
3.875% due 11/13/2020		25,800	26,223
4.000% due 11/12/2021		27,000	27,926
Volkswagen International Finance NV 1.151% (EUR003M + 1.550%) due 11/16/2024 ~	EUR	3,000	3,458
Westinghouse Air Brake Technologies Corp. 3.194% (US0003M + 1.050%) due 09/15/2021 ~		$2,700	2,700
Woodside Finance Ltd. 4.600% due 05/10/2021		7,700	7,883
ZF North America Capital, Inc. 4.000% due 04/29/2020		3,200	3,215
Zimmer Biomet Holdings, Inc. 2.653% (US0003M + 0.750%) due 03/19/2021 ~		4,900	4,900
			881,140
SPECIALTY FINANCE 0.6%
CIMIC Group Ltd.
0.000% due 01/07/2020 (g)		20,000	19,999
0.000% due 02/18/2020 (g)		21,228	21,125

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2019 (Unaudited)

0.000% due 03/18/2020 (g)	5,000	4,957
		46,081
UTILITIES 2.0%
Ameren Corp. 2.700% due 11/15/2020	2,600	2,614
American Electric Power Co., Inc. 3.650% due 12/01/2021	8,000	8,254
AT&T, Inc.
2.657% (US0003M + 0.750%) due 06/01/2021 ~	25,600	25,758
2.951% (US0003M + 0.950%) due 07/15/2021 ~	7,000	7,068
4.000% due 01/15/2022	2,100	2,183
BG Energy Capital PLC 4.000% due 10/15/2021	2,692	2,781
Duke Energy Florida LLC 2.167% (US0003M + 0.250%) due 11/26/2021 ~	6,300	6,306
Duquesne Light Holdings, Inc. 6.400% due 09/15/2020	500	514
Enel Finance International NV
2.650% due 09/10/2024	18,600	18,666
2.875% due 05/25/2022	6,164	6,243
Entergy Arkansas LLC 3.750% due 02/15/2021	1,800	1,828
Exelon Corp. 5.150% due 12/01/2020	2,300	2,346
National Rural Utilities Cooperative Finance Corp. 2.336% (US0003M + 0.375%) due 06/30/2021 ~	400	402
NextEra Energy Capital Holdings, Inc.
2.630% (US0003M + 0.720%) due 02/25/2022 ~	20,400	20,577
3.342% due 09/01/2020	10,000	10,088
Pennsylvania Electric Co. 5.200% due 04/01/2020	1,800	1,813
Sempra Energy
2.344% (US0003M + 0.450%) due 03/15/2021 ~	21,100	21,112
2.501% (US0003M + 0.500%) due 01/15/2021 ~	8,800	8,802
Sprint Communications, Inc. 7.000% due 03/01/2020	4,100	4,127
Telstra Corp. Ltd. 3.125% due 04/07/2025	1,000	1,029
Verizon Communications, Inc. 2.894% (US0003M + 1.000%) due 03/16/2022 ~	13,200	13,425
		165,936
Total Corporate Bonds & Notes (Cost $2,695,472)		2,730,848
U.S. GOVERNMENT AGENCIES 43.4%
Fannie Mae
1.000% due 01/25/2043	1,408	1,349
1.768% due 12/25/2036 ●	474	471
1.912% due 06/25/2034 ●	129	128
2.042% due 01/25/2037 ●	6	6
2.092% due 03/25/2037 ●	796	794
2.142% due 03/25/2037 - 03/25/2044 ●	669	669
2.152% due 03/25/2037 ●	43	43
2.172% due 07/25/2037 ●	1,006	1,004
2.192% due 06/25/2032 - 10/25/2040 ●	2,005	2,001
2.242% due 12/25/2040 ●	20	20
2.262% due 07/25/2037 ●	12	12
2.292% due 08/25/2037 - 06/25/2039 ●	5,358	5,388
2.442% due 12/25/2037 ●	1,497	1,504
2.462% due 03/25/2038 ●	41	41
2.500% due 05/25/2028 (a)	10,100	595
2.542% due 03/25/2038 - 01/25/2040 ●	761	771
2.642% due 02/25/2040 ●	707	722
3.228% due 03/01/2035 ●	124	131
3.475% due 11/01/2034 ●	120	126
3.527% due 07/01/2042 - 07/01/2044 ●	391	394
3.544% due 10/01/2034 ●	281	288
3.577% due 09/01/2041 ●	35	35
3.656% due 01/01/2021 ●	1	1
3.727% due 10/01/2030 - 11/01/2039 ●	403	396
3.823% due 03/01/2035 ●	1,336	1,376
3.945% due 09/01/2035 ●	596	620
4.022% due 07/01/2035 ●	168	175
4.030% due 10/01/2035 ●	853	893
4.037% due 11/01/2035 ●	8	8
4.070% due 03/01/2024 ●	38	38
4.177% due 09/01/2035 ●	12	13
4.186% due 12/01/2036 ●	18	19
4.192% due 08/01/2035 ●	914	958
4.209% due 12/01/2033 ●	73	76
4.214% due 10/01/2024 ●	48	48
4.229% due 07/01/2035 ●	830	868
4.250% due 05/25/2033	368	381

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2019 (Unaudited)

4.258% due 10/25/2042 ●(a)	27,827	5,257
4.305% due 02/01/2028 ●	30	30
4.358% due 11/25/2042 ●(a)	40,096	5,822
4.394% due 05/01/2035 ●	202	209
4.413% due 01/01/2035 ●	873	903
4.424% due 08/01/2029 ●	172	180
4.427% due 08/01/2035 ●	237	250
4.470% due 11/01/2027 ●	6	6
4.495% due 01/01/2028 ●	4	4
4.500% due 05/01/2035 ●	493	516
4.519% due 02/01/2028 ●	1	1
4.528% due 09/01/2032 ●	313	331
4.623% due 04/01/2024 ●	12	12
4.633% due 06/01/2035 ●	187	196
4.726% due 04/01/2034 ●	172	178
4.739% due 01/25/2043 ●	5,019	5,610
4.800% due 03/01/2035 ●	59	59
4.858% due 01/25/2042 ●(a)	2,720	450
4.921% due 06/01/2035 ●	73	77
5.000% due 04/25/2033	3,141	3,451
5.094% due 09/01/2034 ●	10	10
5.210% due 01/01/2024 ●	16	16
5.292% due 12/25/2042 ~	1,023	1,111
5.500% due 08/25/2034	903	993
6.500% due 07/25/2023 - 09/01/2033	1,567	1,797
7.000% due 04/01/2034	16	18
8.000% due 11/25/2023	2	2
9.000% due 03/25/2021 - 04/25/2021	5	5
Federal Housing Administration 7.430% due 10/01/2020 - 10/01/2023	9	10
Freddie Mac
1.922% due 08/25/2031 ●	855	852
1.932% due 09/25/2031 ●	1,463	1,449
2.000% due 11/15/2026	33,528	33,650
2.070% due 02/15/2037 ●	41	41
2.080% due 02/15/2037 ●	48	48
2.140% due 05/15/2037 ●	13	13
2.190% due 11/15/2030 - 12/15/2031 ●	40	39
2.260% due 05/15/2036 ●	16	16
2.290% due 01/15/2042 ●	35	35
2.590% due 12/15/2039 ●	1	1
2.595% due 01/15/2038 ●	3,394	3,466
3.000% due 03/15/2027 - 05/15/2027 (a)	17,335	1,127
3.000% due 03/15/2041	2,345	2,400
3.192% due 05/15/2040 (a)	7,526	7,771
3.500% due 02/01/2047 - 06/01/2047	21,150	22,284
3.639% due 07/25/2044 ●	232	237
3.920% due 10/01/2035 ●	690	722
3.990% due 11/01/2023 ●	3	3
4.000% due 01/15/2024 (a)	113	7
4.000% due 08/01/2048 - 09/01/2048	264,631	276,006
4.025% due 08/15/2032 ~	13	13
4.086% due 12/01/2022 ●	6	6
4.103% due 10/01/2027 ●	8	8
4.118% due 10/01/2023 ●	13	13
4.166% due 04/01/2035 ●	340	355
4.210% due 08/15/2043 ●(a)	48,554	8,660
4.243% due 09/01/2023 ●	2	2
4.256% due 06/01/2024 ●	3	3
4.489% due 07/01/2035 ●	8	9
4.587% due 08/01/2035 ●	1,563	1,642
4.600% due 04/01/2035 ●	179	188
4.674% due 03/01/2035 ●	218	229
4.694% due 04/01/2035 ●	473	498
4.709% due 05/01/2037 ●	28	29
4.730% due 07/15/2036 ●(a)	1,612	281
4.738% due 03/01/2035 ●	98	102
4.759% due 07/01/2027 ●	9	9
4.790% due 03/01/2035 ●	170	174
5.015% due 02/01/2037 ●	15	16
5.122% due 01/01/2024 ●	3	3
5.410% due 08/15/2036 ●(a)	4,598	888
5.500% due 07/15/2034	567	624
6.000% due 12/15/2028 - 07/15/2029	32	35
6.500% due 02/01/2022 - 07/25/2043	10,731	12,615
6.896% due 08/15/2044 ●	15,616	17,969
7.000% due 01/01/2030 - 04/01/2032	10	11
7.500% due 07/15/2030	57	66
8.000% due 04/15/2021 - 12/01/2024	12	12
8.500% due 07/01/2024 - 11/01/2025	69	74
9.000% due 12/15/2020 - 08/01/2022	3	3
Ginnie Mae
2.374% due 03/20/2065 ●	10,425	10,413
2.574% due 05/20/2066 ●	3,848	3,872
2.674% due 04/20/2066 ●	5,268	5,322
3.250% (H15T1Y + 1.500%) due 08/20/2022 - 09/20/2026 ~	370	378

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2019 (Unaudited)

3.250% due 07/20/2027 - 07/20/2034 ●	190	197
3.875% (H15T1Y + 1.500%) due 05/20/2022 - 05/20/2026 ~	179	183
3.875% due 04/20/2027 - 05/20/2030 ●	109	111
4.000% (H15T1Y + 1.500%) due 01/20/2022 - 03/20/2026 ~	210	213
4.000% due 01/20/2027 - 02/20/2032 ●	1,308	1,347
4.000% due 06/20/2049 (i)	69,594	72,127
4.125% (H15T1Y + 1.500%) due 10/20/2023 - 10/20/2025 ~	354	360
4.125% due 11/20/2026 - 12/20/2027 ●	75	76
4.500% due 06/20/2048 - 06/20/2049	26,315	27,620
4.500% due 01/20/2049 - 05/20/2049 (i)	147,786	154,618
5.000% due 02/20/2041 (a)	95	4
5.000% due 01/20/2049 - 06/20/2049	41,611	43,926
5.000% due 04/20/2049 - 05/20/2049 (i)	240,890	253,707
Ginnie Mae, TBA
4.500% due 02/01/2050	62,600	65,576
5.000% due 01/01/2050	109,225	115,135
Uniform Mortgage-Backed Security
3.500% due 04/01/2045 - 12/01/2047	179,623	189,376
3.500% due 10/01/2047 - 11/01/2047 (i)	173,084	182,581
4.000% due 10/01/2047 - 03/01/2049	369,399	385,824
4.000% due 04/01/2048 - 12/01/2048 (i)	780,650	812,764
4.500% due 05/01/2023 - 09/01/2046	8,381	8,959
4.500% due 11/01/2048 (i)	5,418	5,726
5.000% due 08/01/2025 - 08/01/2040	973	1,044
5.500% due 06/01/2021 - 01/01/2030	5,345	5,753
6.000% due 01/01/2021 - 01/01/2039	6,922	7,596
6.500% due 07/01/2034 - 03/01/2038	590	671
8.000% due 04/01/2030 - 11/01/2031	381	448
8.500% due 04/01/2025	23	25
9.500% due 07/01/2025 - 11/01/2025	34	37
Uniform Mortgage-Backed Security, TBA
4.000% due 01/01/2050 - 02/01/2050	678,000	705,138
4.500% due 01/01/2035 - 02/01/2050	48,950	51,564
5.500% due 01/01/2050	8,000	8,614
Vendee Mortgage Trust 6.500% due 05/15/2029	7,104	7,873
Total U.S. Government Agencies (Cost $3,503,330)		3,573,748
U.S. TREASURY OBLIGATIONS 17.9%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2022 (k)	339,256	338,783
0.125% due 01/15/2023 (k)	152,520	152,521
0.250% due 01/15/2025 (m)	48,231	48,668
0.375% due 07/15/2023	302,113	306,326
0.500% due 04/15/2024 (m)	9,336	9,489
0.625% due 04/15/2023 (k)	456,898	464,024
0.875% due 01/15/2029 (k)	120,365	127,857
1.000% due 02/15/2049 (m)	26,794	29,802
Total U.S. Treasury Obligations (Cost $1,453,606)		1,477,470
NON-AGENCY MORTGAGE-BACKED SECURITIES 5.3%
ABN Amro Mortgage Corp. 5.500% due 01/25/2034	76	78
American Home Mortgage Assets Trust 2.332% due 11/25/2035 ●	772	761
American Home Mortgage Investment Trust 3.907% due 02/25/2045 ●	10,673	10,760
Banc of America Alternative Loan Trust 5.500% due 10/25/2033	5,397	5,697
Banc of America Funding Trust
2.005% due 05/20/2035 ●	1,154	1,158
4.446% due 02/20/2036 ~	679	680
4.675% due 05/25/2035 ~	150	153
5.500% due 09/25/2035	723	764
Banc of America Mortgage Trust
4.048% due 09/25/2035 ^~	2,455	2,427
4.459% due 02/25/2035 ~	146	148
5.212% due 05/25/2033 ~	19	20
6.500% due 10/25/2031	341	354
BCAP LLC Trust
2.208% due 05/26/2035 ●	526	522
3.167% due 11/26/2046 ●	1,803	1,820
Bear Stearns Adjustable Rate Mortgage Trust
2.781% due 11/25/2030 ~	12	12
3.851% due 01/25/2035 ~	474	473
4.043% due 03/25/2035 ~	5	5
4.120% due 02/25/2033 ~	102	97
4.153% due 01/25/2034 ~	10	11
4.183% due 08/25/2033 ~	111	112
4.187% due 08/25/2035 ^~	10,533	10,096
4.313% due 08/25/2035 ^~	1,594	1,466
4.342% due 01/25/2035 ~	3	3
4.544% due 02/25/2033 ~	45	46
4.684% due 10/25/2036 ^~	430	423

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2019 (Unaudited)

4.774% due 08/25/2033 ~		371	378
4.880% due 04/25/2033 ~		379	394
Bear Stearns ALT-A Trust
4.008% due 04/25/2035 ~		3,917	3,991
4.103% due 09/25/2035 ^~		1,611	1,336
4.413% due 05/25/2035 ~		558	566
4.452% due 09/25/2034 ~		391	397
Bear Stearns Structured Products, Inc. Trust 4.001% due 01/26/2036 ^~		3,446	3,091
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.072% due 01/25/2035 ●		406	403
Citigroup Mortgage Loan Trust
4.663% due 03/25/2036 ^~		3,512	3,417
5.133% due 03/25/2034 ~		397	397
Citigroup Mortgage Loan Trust, Inc. 3.840% due 09/25/2035 ●		24	24
Countrywide Alternative Loan Trust 2.192% due 06/25/2036 ^●		504	294
Countrywide Home Loan Mortgage Pass-Through Trust 3.793% due 02/20/2036 ^●		7,327	7,213
Credit Suisse First Boston Mortgage Securities Corp.
2.668% due 03/25/2032 ~		433	424
5.331% due 06/25/2032 ~		43	43
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 4.573% due 10/25/2033 ~		53	54
Credit Suisse Mortgage Capital Trust 4.449% due 07/25/2050		55,463	57,070
EMF-NL Prime BV 0.432% due 04/17/2041 ●	EUR	3,000	2,840
Eurosail PLC
0.939% due 03/13/2045 ●	GBP	867	1,135
0.945% due 12/10/2044 ●		299	392
1.729% (BP0003M + 0.950%) due 06/13/2045 ~		6,099	8,067
First Horizon Alternative Mortgage Securities Trust
4.061% due 09/25/2034 ~		$99	99
4.063% due 09/25/2035 ^~		329	319
Great Hall Mortgages PLC
0.000% due 03/18/2039 ●	EUR	750	830
2.029% due 06/18/2039 ●		$8,137	7,936
GS Mortgage Securities Corp. Trust 3.980% due 02/10/2029		26,000	26,267
GS Mortgage Securities Trust 1.948% due 11/10/2045 ~(a)		10,548	476
GSR Mortgage Loan Trust
4.269% due 09/25/2035 ~		408	420
4.492% due 07/25/2035 ~		764	644
4.520% due 09/25/2035 ~		50	51
4.704% due 09/25/2035 ~		4,477	4,550
6.000% due 03/25/2032		37	38
HarborView Mortgage Loan Trust 4.343% due 07/19/2035 ^~		2,421	2,290
Hawksmoor Mortgages 1.761% due 05/25/2053 ●	GBP	71,396	94,807
IndyMac Mortgage Loan Trust 2.002% due 05/25/2046 ●		$1,799	1,772
JPMorgan Chase Commercial Mortgage Securities Trust 1.573% due 05/15/2045 ~(a)		26,503	779
JPMorgan Mortgage Trust
4.210% due 08/25/2035 ^~		2,636	2,607
4.236% due 04/25/2037 ^~		351	299
4.657% due 07/25/2035 ~		137	142
MASTR Adjustable Rate Mortgages Trust 4.696% due 11/21/2034 ~		108	111
Morgan Stanley Mortgage Loan Trust
2.052% due 04/25/2035 ●		3,219	3,206
2.112% due 01/25/2035 ●		487	475
3.785% due 08/25/2034 ~		278	263
5.500% due 11/25/2035		1,904	1,987
MortgageIT Trust 2.432% due 02/25/2035 ●		456	453
Newgate Funding PLC 0.204% due 12/15/2050 ●	EUR	1,505	1,646
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 2.072% due 12/25/2035 ●		$3,943	3,738
Pepper Residential Securities Trust 1.885% due 08/13/2057 ●	AUD	2,380	1,671
Prime Mortgage Trust 2.192% due 02/25/2034 ●		$424	403
Structured Adjustable Rate Mortgage Loan Trust 4.389% due 02/25/2034 ~		39	40
Structured Asset Mortgage Investments Trust
2.052% due 03/25/2037 ●		78	52
2.072% due 02/25/2036 ^●		2,052	1,985
2.424% due 09/19/2032 ●		704	698
6.158% due 06/25/2029 ~		61	59

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2019 (Unaudited)

Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.880% due 06/25/2033 ~ þ		54	54
SunTrust Adjustable Rate Mortgage Loan Trust 4.661% due 01/25/2037 ^~		1,387	1,296
Thornburg Mortgage Securities Trust
3.444% due 12/25/2045 ^●		3,941	3,851
4.270% due 10/25/2045 ●		8,251	8,008
Towd Point Mortgage Funding 0.000% due 07/20/2045 ●	GBP	52,709	69,817
Towd Point Mortgage Funding PLC 1.820% due 10/20/2051 ~●		42,040	56,011
WaMu Mortgage Pass-Through Certificates Trust
2.082% due 10/25/2045 ●		$65	64
2.532% due 11/25/2034 ●		2,907	2,934
3.239% due 08/25/2046 ●		56	53
3.639% due 06/25/2042 ●		509	507
4.035% due 01/25/2036 ~		168	170
6.000% due 06/25/2034		930	1,024
Washington Mutual Mortgage Pass-Through Certificates Trust 4.201% due 02/25/2033 ~		44	45
Wells Fargo Commercial Mortgage Trust 1.757% due 10/15/2045 ~(a)		82,190	3,225
Wells Fargo-RBS Commercial Mortgage Trust 1.316% due 03/15/2044 ~(a)		98,790	1,300
Total Non-Agency Mortgage-Backed Securities (Cost $440,081)			439,484
ASSET-BACKED SECURITIES 7.8%
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 2.242% due 10/25/2035 ●		4,601	4,628
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.292% due 09/25/2035 ●		5,800	5,826
2.482% due 07/25/2035 ●		120	120
Asset-Backed Securities Corp. Home Equity Loan Trust 2.260% due 06/15/2031 ●		4	4
Bear Stearns Asset-Backed Securities Trust
2.792% due 10/25/2037 ●		7,141	7,182
2.792% due 11/25/2042 ●		351	352
3.592% due 03/25/2043 ●		1,293	1,302
Cent CLO Ltd. 3.071% due 10/15/2026 ●		21,600	21,573
Centex Home Equity Loan Trust 2.412% due 09/25/2034 ●		1,647	1,655
Chesapeake Funding LLC
2.110% due 08/15/2030 ●		12,463	12,455
3.230% due 08/15/2030		10,652	10,805
Countrywide Asset-Backed Certificates
2.132% due 04/25/2036 ●		32	32
2.212% due 01/25/2045 ●		7,329	7,321
Countrywide Asset-Backed Certificates Trust, Inc. 2.512% due 07/25/2034 ●		2,055	2,065
Countrywide Asset-Backed Certificates, Inc. 2.542% due 03/25/2034 ●		1,362	1,371
Crown Point CLO Ltd. 2.942% due 07/17/2028 ●		13,000	12,941
Drug Royalty LP 5.153% due 07/15/2023 ●		9	9
Dryden Senior Loan Fund 2.886% due 10/15/2027 ●		23,300	23,267
Edsouth Indenture LLC 2.942% due 09/25/2040 ●		6,978	6,948
Enterprise Fleet Financing LLC 3.380% due 05/20/2024		18,661	18,935
EquiFirst Mortgage Loan Trust 2.272% due 01/25/2034 ●		280	274
Evans Grove CLO Ltd. 2.834% due 05/28/2028 ●		21,800	21,665
Evergreen Credit Card Trust 1.900% due 09/15/2024		23,600	23,500
Exeter Automobile Receivables Trust
2.900% due 01/18/2022		427	427
3.050% due 12/15/2021		1,706	1,707
Figueroa CLO Ltd. 2.901% due 01/15/2027 ●		13,325	13,322
First Franklin Mortgage Loan Asset-Backed Certificates 2.617% due 05/25/2034 ●		1,914	1,906
First Franklin Mortgage Loan Trust 2.467% due 06/25/2036 ●		862	867
First NLC Trust 2.497% due 12/25/2035 ●		2,193	2,213
Ford Credit Auto Owner Trust 2.440% due 01/15/2027		8,400	8,419
Fremont Home Loan Trust 1.852% due 01/25/2037 ●		216	122
Gallatin CLO Ltd. 3.016% due 01/21/2028 ●		21,500	21,500

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2019 (Unaudited)

GMF Floorplan Owner Revolving Trust
2.040% due 03/15/2022 ●		17,300	17,303
3.130% due 03/15/2023		22,300	22,576
Gracechurch Card Funding PLC 2.140% due 07/15/2022 ●		20,500	20,512
GSAMP Trust
1.862% due 12/25/2036 ●		1,743	1,008
2.662% due 11/25/2034 ●		2,533	2,521
Hertz Fleet Lease Funding LP 2.215% due 05/10/2032 ●		14,527	14,539
Home Equity Asset Trust 2.072% due 08/25/2036 ●		15,325	15,295
HSI Asset Securitization Corp. Trust 1.842% due 10/25/2036 ●		38	20
M360 Advisors LLC 4.395% due 07/24/2028		9,657	9,692
Massachusetts Educational Financing Authority 2.890% due 04/25/2038 ●		2,517	2,508
Merrill Lynch Mortgage Investors Trust 2.102% due 08/25/2036 ●		1,225	1,228
Mid-State Trust 4.864% due 07/15/2038		204	215
MMAF Equipment Finance LLC 2.920% due 07/12/2021		4,650	4,659
Morgan Stanley ABS Capital, Inc. Trust 2.497% due 12/25/2034 ●		568	543
Morgan Stanley IXIS Real Estate Capital Trust 1.842% due 11/25/2036 ●		16	8
Navient Private Education Loan Trust 2.090% due 12/15/2059 ●		2,668	2,667
New Century Home Equity Loan Trust
2.122% due 02/25/2036 ●		6,606	6,620
2.512% due 03/25/2035 ●		2,002	1,995
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 2.282% due 05/25/2035 ●		2,146	2,157
NovaStar Mortgage Funding Trust 2.112% due 05/25/2036 ●		4,526	4,469
Option One Mortgage Loan Trust 2.527% due 08/25/2035 ●		2,242	2,249
Oscar U.S. Funding Trust LLC 2.185% due 08/10/2021 ●		5,944	5,949
OSCAR U.S. Funding Trust LLC 3.150% due 08/10/2021		4,548	4,561
Palmer Square CLO Ltd. 2.760% due 08/15/2026 ●		14,720	14,731
Palmer Square Loan Funding Ltd. 2.810% due 11/15/2026 ●		17,249	17,260
Panhandle-Plains Higher Education Authority, Inc. 3.229% due 10/01/2035 ●		66	66
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 2.632% due 01/25/2036 ●		217	217
Penarth Master Issuer PLC
2.125% due 03/18/2022 ●		21,500	21,510
2.195% due 09/18/2022 ●		13,600	13,605
RAAC Trust
2.272% due 03/25/2037 ●		1,392	1,397
2.492% due 03/25/2034 ●		222	221
Renaissance Home Equity Loan Trust 2.492% due 08/25/2032 ●		40	38
Residential Asset Securities Corp. Trust
2.467% due 09/25/2035 ●		707	708
2.587% due 01/25/2035 ●		441	443
2.617% due 07/25/2034 ●		1,455	1,446
Saxon Asset Securities Trust
2.112% due 09/25/2047 ●		2,756	2,749
2.587% due 03/25/2035 ^●		1,449	1,415
Securitized Asset-Backed Receivables LLC Trust
1.852% due 12/25/2036 ^●		3,246	1,027
1.922% due 05/25/2037 ^●		610	469
Securitized Term Auto Receivables Trust 3.060% due 02/25/2021		5,113	5,120
SLC Student Loan Trust
1.994% due 09/15/2026 ●		7,706	7,687
2.004% due 03/15/2027 ●		9,454	9,384
SLM Student Loan Trust
0.000% due 12/15/2023 ●	EUR	19	21
0.000% due 06/17/2024 ●		130	145
0.155% due 12/15/2033 ●		1,007	1,077
2.030% due 10/25/2024 ●		$2,624	2,622
2.030% due 01/26/2026 ●		6,019	6,001
2.060% due 01/25/2027 ●		4,113	4,081
2.090% due 10/25/2029 ●		20,552	20,228
2.440% due 04/25/2024 ●		440	440
SoFi Consumer Loan Program Trust 2.930% due 04/26/2027		225	225

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2019 (Unaudited)

Sound Point CLO Ltd. 2.856% due 01/20/2028 ●		19,700	19,671
Soundview Home Loan Trust 1.852% due 11/25/2036 ●		1,327	550
South Carolina Student Loan Corp. 2.907% due 09/03/2024 ●		1,723	1,725
Structured Asset Investment Loan Trust
2.482% due 06/25/2035 ●		45	45
2.497% due 03/25/2034 ●		4,438	4,389
2.512% due 02/25/2035 ●		2,293	2,299
2.692% due 09/25/2034 ●		192	190
2.767% due 10/25/2033 ●		1,966	1,975
Structured Asset Securities Corp. 2.452% due 02/25/2035 ●		857	862
Structured Asset Securities Corp. Mortgage Loan Trust 2.467% due 11/25/2035 ●		2,679	2,689
TICP CLO Ltd. 2.806% due 04/20/2028 ●		25,600	25,466
TPG Real Estate Finance 2.890% due 10/15/2034 ●		15,200	15,211
Upstart Securitization Trust 2.684% due 01/21/2030		22,800	22,797
Westlake Automobile Receivables Trust 2.840% due 09/15/2021		2,737	2,738
WhiteHorse Ltd. 2.932% due 04/17/2027 ●		10,459	10,454
Zais CLO Ltd. 3.151% due 04/15/2028 ●		21,200	21,207
Total Asset-Backed Securities (Cost $637,450)			644,608
SOVEREIGN ISSUES 7.2%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2020 (d)	BRL	614,400	151,143
0.000% due 07/01/2020 (d)		549,000	133,693
Italy Buoni Poliennali Del Tesoro 1.750% due 07/01/2024 (i)	EUR	197,100	232,850
Korea Resources Corp. 2.250% due 04/29/2020		$9,700	9,711
Provincia de Buenos Aires 52.270% (BADLARPP + 3.750%) due 04/12/2025 ~(a)	ARS	28,931	219
Qatar Government International Bond 3.875% due 04/23/2023		$9,100	9,621
Spain Government International Bond 4.000% due 04/30/2020	EUR	49,800	56,681
Total Sovereign Issues (Cost $585,724)			593,918
		SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Urbi Desarrollos Urbanos S.A.B. de C.V. (b)		11,443	1
Total Common Stocks (Cost $607)			1
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. 5.250% due 03/06/2032 «(b)		428,000	0
Total Convertible Preferred Securities (Cost $0)			0
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.3%
CERTIFICATES OF DEPOSIT 1.1%
Barclays Bank PLC 2.373% (US0003M + 0.450%) due 10/15/2020 ~		$43,300	43,305
Lloyds Bank Corporate Markets PLC
2.435% (US0003M + 0.500%) due 09/24/2020 ~		25,000	25,057

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2019 (Unaudited)

2.512% (US0003M + 0.500%) due 10/26/2020 ~		21,600	21,646
			90,008
REPURCHASE AGREEMENTS (h) 0.1%			6,528
ARGENTINA TREASURY BILLS 0.0%
306.288% due 02/26/2020 (d)(e)	ARS	21,090	225
MEXICO TREASURY BILLS 0.1%
7.418% due 01/30/2020 - 02/06/2020 (c)(d)	MXN	107,800	5,665
U.S. TREASURY BILLS 0.0%
1.554% due 02/06/2020 (d)(e)(m)		$743	742
Total Short-Term Instruments (Cost $102,957)			103,168
Total Investments in Securities (Cost $9,483,863)			9,628,153
		SHARES
INVESTMENTS IN AFFILIATES 11.2%
SHORT-TERM INSTRUMENTS 11.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.2%
PIMCO Short Asset Portfolio		62,341,326	620,670
PIMCO Short-Term Floating NAV Portfolio III		30,750,889	304,219
Total Short-Term Instruments (Cost $927,880)			924,889
Total Investments in Affiliates (Cost $927,880)			924,889
Total Investments 128.1% (Cost $10,411,743)			$10,553,042
Financial Derivative Instruments (j)(l) (0.3)%(Cost or Premiums, net $1,251)			(24,963)
Other Assets and Liabilities, net (27.8)%			(2,289,794)
Net Assets 100.0%			$8,238,285

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CIMIC Group Ltd.	0.000%	02/18/2020	09/04/2019	$21,131	$21,125	0.26%
CIMIC Group Ltd.	0.000	01/07/2020	07/29/2019	19,990	19,999	0.24
CIMIC Group Ltd.	0.000	03/18/2020	12/18/2019	4,957	4,957	0.06
				$46,078	$46,081	0.56%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$6,528	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(6,663)	$6,528	$6,528
Total Repurchase Agreements						$(6,663)	$6,528	$6,528

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	1.970%	12/18/2019	01/14/2020		$(115,142)	$(115,237)
BPS	2.160	12/19/2019	01/16/2020		(39,646)	(39,679)
BSN	2.100	12/13/2019	01/13/2020		(564,586)	(565,245)
IND	2.070	12/18/2019	01/10/2020		(226,942)	(227,138)
MYI	(0.200)	11/13/2019	02/27/2020	EUR	(208,859)	(234,213)
RCY	2.050	12/27/2019	02/10/2020		$(64,912)	(64,934)
SGY	1.950	11/19/2019	01/21/2020		(141,123)	(141,459)
Total Reverse Repurchase Agreements						$(1,387,905)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (23.1)%
Ginnie Mae, TBA	4.000%	01/01/2050	$20,100	$(20,868)	$(20,805)
Ginnie Mae, TBA	4.000	02/01/2050	31,000	(32,079)	(32,115)
Uniform Mortgage-Backed Security, TBA	3.500	01/01/2050	7,900	(8,107)	(8,123)
Uniform Mortgage-Backed Security, TBA	4.000	01/01/2050	687,358	(713,697)	(714,803)
Uniform Mortgage-Backed Security, TBA	4.000	02/01/2050	931,642	(967,506)	(969,242)
Uniform Mortgage-Backed Security, TBA	4.000	03/01/2050	152,000	(158,003)	(158,111)

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2019 (Unaudited)

Total Short Sales (23.1)%	$(1,900,260)	$(1,903,199)

(i)	Securities with an aggregate market value of $1,423,043 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(1,681,751) at a weighted average interest rate of 2.271%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note March 2020 Futures	$104.500	02/21/2020	2,614	$5,228	$23	$3
Put - CBOT U.S. Treasury 2-Year Note March 2020 Futures	105.125	02/21/2020	1,448	2,896	12	2
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	110.000	02/21/2020	3,422	3,422	29	3
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	110.750	02/21/2020	3,124	3,124	27	3
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	111.000	02/21/2020	5,816	5,816	50	6
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	144.500	02/21/2020	431	431	4	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	145.000	02/21/2020	845	845	7	1
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	145.500	02/21/2020	1,145	1,145	10	1
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	147.000	02/21/2020	2,160	2,160	19	2
Total Purchased Options					$181	$21

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-BTP Italy Government Bond March Futures	03/2020	7,053	$952,228	$2,136	$0	$(1,206)
Euro-Bund 10-Year Bond March Futures	03/2020	3,313	633,574	(9,982)	0	(4,162)
Put Options Strike @ EUR 157.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	429	5	0	0	0
U.S. Treasury 2-Year Note March Futures	03/2020	15,595	3,360,723	(1,670)	731	0
U.S. Treasury 5-Year Note March Futures	03/2020	12,690	1,505,153	(5,968)	0	(298)
				$(15,484)	$731	$(5,666)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	12/2020	951	$(267,658)	$723	$13	$0
3-Month Euribor September Futures	09/2020	818	(230,248)	641	12	0
Euro-Bobl March Futures	03/2020	609	(91,285)	225	246	0
Euro-OAT France Government 10-Year Bond March Futures	03/2020	1,715	(313,123)	4,827	2,020	0
U.S. Treasury 10-Year Note March Futures	03/2020	4,592	(589,713)	5,082	502	0
United Kingdom Long Gilt March Futures	03/2020	1,105	(192,299)	2,063	1,859	(834)
				$13,561	$4,652	$(834)
Total Futures Contracts				$(1,923)	$5,383	$(6,500)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2020	0.347%	$16,400	$(426)	$536	$110	$1	$0

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2019 (Unaudited)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	5.960%	Maturity	01/02/2023	BRL	1,281,100	$248	$1,950	$2,198	$56	$0
Receive(6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030	GBP	101,700	1,195	2,372	3,567	785	0
Pay	6-Month JPY-LIBOR	0.100	Semi-Annual	03/20/2024	JPY	52,710,000	1,840	183	2,023	122	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		18,040,000	(1,124)	(1,713)	(2,837)	0	(65)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		4,840,000	(68)	(1,049)	(1,117)	0	(38)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		15,070,000	(809)	(10,590)	(11,399)	0	(189)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		1,480,000	(46)	(2,134)	(2,180)	0	(18)
Pay	28-Day MXN-TIIE	8.735	Lunar	11/06/2020	MXN	3,510,700	(46)	2,778	2,732	5	0
Pay	28-Day MXN-TIIE	8.750	Lunar	11/06/2020		3,309,900	0	2,600	2,600	5	0
Receive	28-Day MXN-TIIE	8.720	Lunar	11/13/2020		2,383,300	271	(2,132)	(1,861)	0	(3)
Receive	28-Day MXN-TIIE	8.683	Lunar	11/27/2020		3,371,000	35	(2,689)	(2,654)	0	(6)
Receive	28-Day MXN-TIIE	8.855	Lunar	12/10/2020		789,100	0	(734)	(734)	0	(1)
							$1,496	$(11,158)	$(9,662)	$973	$(320)
Total Swap Agreements							$1,070	$(10,622)	$(9,552)	$974	$(320)

(k)	Securities with an aggregate market value of $36,435 and cash of $35,722 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	Future styled option.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2020	AUD	30,169		$20,484	$0	$(691)
	02/2020		$1,161	GBP	897	29	0
	03/2020		21,122	CNH	149,666	341	0
BPS	01/2020		44,530	MXN	846,399	111	0
	02/2020	EUR	6,858		$7,631	0	(82)
	02/2020		$3,513	EUR	3,157	38	0
	02/2020		1,605	GBP	1,238	37	0
	02/2020		18,110	JPY	1,953,000	0	(98)
	03/2020	THB	57,166		$1,894	0	(18)
	04/2020	BRL	408,900		99,276	0	(1,977)
	04/2020	MXN	846,399		43,949	0	(96)
BRC	02/2020		$4,036	GBP	3,065	29	0
BSH	01/2020	BRL	537,600		$133,456	29	(214)
	01/2020	MXN	32,800		1,686	0	(42)
	01/2020		$129,331	BRL	537,600	4,311	0
	07/2020	BRL	549,000		$130,968	0	(4,382)
CBK	01/2020		434,500		104,978	0	(3,034)
	01/2020	MXN	64,762		3,364	0	(51)
	01/2020	TRY	1,602		275	7	0
	01/2020		$107,798	BRL	434,500	214	0
	02/2020	EUR	343,814		$381,137	0	(5,528)
	02/2020		$4,741	EUR	4,277	70	0
	02/2020		6,375	JPY	688,300	0	(28)
	03/2020	KRW	292,560		$249	0	(4)
	03/2020		$20,048	CNH	142,267	354	0
	04/2020	BRL	205,500		$49,865	0	(1,021)
DUB	03/2020	CNH	1,185,688		164,576	0	(5,460)
GLM	02/2020	MXN	75,000		3,852	0	(95)
HUS	01/2020	CAD	591		445	0	(10)
	01/2020		$80,755	GBP	62,556	2,123	0
	01/2020		86	RUB	5,715	5	0
	02/2020	SEK	3,235		$334	0	(12)

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2019 (Unaudited)

	02/2020		$11,331	EUR	10,153	88	0
	02/2020		1,195	GBP	893	0	(11)
	02/2020		265,794	JPY	28,739,000	0	(746)
	03/2020	CNH	704,740		$98,119	0	(2,946)
	03/2020	INR	15,057		207	0	(3)
	04/2020		$43,731	MXN	860,626	1,055	0
JPM	01/2020	BRL	284,200		$70,509	0	(140)
	01/2020		$74,710	BRL	284,200	0	(4,061)
MYI	01/2020	BRL	284,200		$74,585	3,936	0
	01/2020		$70,509	BRL	284,200	140	0
	02/2020	NOK	1,400		$152	0	(7)
RYL	02/2020		$231,416	EUR	208,815	3,424	0
	03/2020	CNH	2,204		$306	0	(10)
SOG	02/2020	GBP	242,792		312,914	0	(9,069)
SSB	02/2020		$1,046	JPY	114,100	6	0
TOR	01/2020	MXN	681,281		$35,001	0	(932)
UAG	01/2020		100,356		5,193	0	(100)
Total Forward Foreign Currency Contracts						$16,347	$(40,868)

(m)	Securities with an aggregate market value of $29,243 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$5	$64,903	$64,908
Corporate Bonds & Notes
Banking & Finance	0	1,637,691	0	1,637,691
Industrials	0	881,140	0	881,140
Specialty Finance	0	46,081	0	46,081
Utilities	0	165,936	0	165,936
U.S. Government Agencies	0	3,573,748	0	3,573,748
U.S. Treasury Obligations	0	1,477,470	0	1,477,470
Non-Agency Mortgage-Backed Securities	0	439,484	0	439,484
Asset-Backed Securities	0	644,608	0	644,608
Sovereign Issues	0	593,918	0	593,918
Common Stocks
Consumer Discretionary	1	0	0	1
Short-Term Instruments
Certificates of Deposit	0	90,008	0	90,008
Repurchase Agreements	0	6,528	0	6,528
Argentina Treasury Bills	0	225	0	225
Mexico Treasury Bills	0	5,665	0	5,665
U.S. Treasury Bills	0	742	0	742
	$1	$9,563,249	$64,903	$9,628,153
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$924,889	$0	$0	$924,889
Total Investments	$924,890	$9,563,249	$64,903	$10,553,042

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,903,199)	$0	$(1,903,199)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5,383	995	0	6,378
Over the counter	0	16,347	0	16,347
	$5,383	$17,342	$0	$22,725
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6,500)	(320)	0	(6,820)
Over the counter	0	(40,868)	0	(40,868)
	$(6,500)	$(41,188)	$0	$(47,688)
Total Financial Derivative Instruments	$(1,117)	$(23,846)	$0	$(24,963)
Totals	$923,773	$7,636,204	$64,903	$8,624,880

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO Low Duration Income Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 118.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.0%
Advanz Pharma Corp. 7.447% (LIBOR03M + 5.500%) due 09/06/2024 ~	$1,310	$1,227
Alphabet Holding Co., Inc. 5.299% (LIBOR03M + 3.500%) due 09/26/2024 ~	98	95
Altice France S.A. 5.740% (LIBOR03M + 4.000%) due 08/14/2026 ~	1,386	1,394
Ancestry.com Operations, Inc.
5.550% (LIBOR03M + 3.750%) due 10/19/2023 ~	199	197
6.050% (LIBOR03M + 4.250%) due 08/27/2026 ~	398	393
API Group, Inc. 4.299% (LIBOR03M + 2.500%) due 10/01/2026 ~	3,100	3,129
Apollo Aviation Securitization Equity Trust 4.212% due 11/15/2041 (k)	8,134	8,259
Aramark Services, Inc. 3.549% (LIBOR03M + 1.750%) due 03/11/2025 ~	93	94
Avantor, Inc. 4.799% (LIBOR03M + 3.000%) due 11/21/2024 ~	305	307
Avolon TLB Borrower (U.S.) LLC 3.515% (LIBOR03M + 1.750%) due 01/15/2025 ~	2,840	2,861
Axalta Coating Systems U.S. Holdings, Inc. 3.695% (LIBOR03M + 1.750%) due 06/01/2024 ~	69	69
Bausch Health Cos., Inc.
4.490% (LIBOR03M + 2.750%) due 11/27/2025 ~	468	471
4.740% (LIBOR03M + 3.000%) due 06/02/2025 ~	302	305
Beacon Roofing Supply, Inc. 4.049% (LIBOR03M + 2.250%) due 01/02/2025 ~	79	79
BWAY Holding Co. 5.234% (LIBOR03M + 3.250%) due 04/03/2024 ~	68	68
Caesars Resort Collection LLC 4.549% (LIBOR03M + 2.750%) due 12/23/2024 ~	784	786
Camelot U.S. Acquisition 1 Co. 5.049% (LIBOR03M + 3.250%) due 10/31/2026 ~	300	302
CenturyLink, Inc. 4.549% (LIBOR03M + 2.750%) due 01/31/2025 ~	345	346
Charter Communications Operating LLC 3.550% (LIBOR03M + 1.750%) due 02/01/2027 ~	1,724	1,737
Chesapeake Energy Corp. TBD% due 06/09/2024	1,490	1,538
CityCenter Holdings LLC 4.049% (LIBOR03M + 2.250%) due 04/18/2024 ~	3,930	3,951
Core & Main LP 4.441% - 4.664% (LIBOR03M + 2.750%) due 08/01/2024 ~	46	46
CSC Holdings LLC 4.240% (LIBOR03M + 2.500%) due 04/15/2027 ~	198	199
Dell International LLC 3.800% (LIBOR03M + 2.000%) due 09/19/2025 ~	4,097	4,129
Delos Finance SARL 3.695% (LIBOR03M + 1.750%) due 10/06/2023 ~	440	442
Diamond Resorts Corp. 5.549% (LIBOR03M + 3.750%) due 09/02/2023 ~	4,327	4,238
Dubai World (2.000% Cash and 1.750% PIK) 3.750% (LIBOR03M + 2.000%) due 09/30/2022 ~(b)	5,518	5,152
Emerald TopCo, Inc. 5.299% (LIBOR03M + 3.500%) due 07/24/2026 ~	993	1,000
Envision Healthcare Corp. 5.549% (LIBOR03M + 3.750%) due 10/10/2025 ~	5,182	4,439
Financial & Risk U.S. Holdings, Inc. 5.049% (LIBOR03M + 3.250%) due 10/01/2025 ~	3,739	3,776
Fleet U.S. Bidco, Inc. 5.235% (LIBOR03M + 3.250%) due 10/07/2026 «~	116	117
Forest City Enterprises LP 5.299% (LIBOR03M + 3.500%) due 12/08/2025 ~	693	697
Frontier Communications Corp. 5.550% (LIBOR03M + 3.750%) due 06/15/2024 ~	2,814	2,834
Gardner Denver, Inc. 4.549% (LIBOR03M + 2.750%) due 07/30/2024 ~	650	655
Gates Global LLC 4.549% (LIBOR03M + 2.750%) due 04/01/2024 ~	817	819
Genesee & Wyoming, Inc. TBD% due 11/06/2026	1,188	1,201
Gray Television, Inc. 4.197% (LIBOR03M + 2.500%) due 01/02/2026 ~	425	428

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2019 (Unaudited)

Hilton Worldwide Finance LLC 3.542% (LIBOR03M + 1.750%) due 06/22/2026 ~		4,007	4,042
iHeartCommunications, Inc. 5.691% (LIBOR03M + 4.000%) due 05/01/2026 ~		13,708	13,857
Intelsat Jackson Holdings S.A.
5.682% (LIBOR03M + 3.750%) due 11/27/2023 ~		5,989	6,008
6.625% due 01/02/2024		225	228
IRB Holding Corp. 5.195% - 5.216% (LIBOR03M + 3.250%) due 02/05/2025 ~		98	99
Jefferies Finance LLC 5.500% (LIBOR03M + 3.750%) due 06/03/2026 ~		421	421
Marriott Ownership Resorts, Inc. 3.549% (LIBOR03M + 1.750%) due 08/29/2025 ~		695	700
McDermott Technology Americas, Inc.
0.500% - 12.002% (LIBOR03M + 10.000%) due 10/21/2021 ~µ		1,989	2,037
6.945% (LIBOR03M + 5.000%) due 05/09/2025 ~		3,384	1,991
Meredith Corp. 4.549% (LIBOR03M + 2.750%) due 01/31/2025 ~		58	58
Messer Industrie GmbH 4.445% (LIBOR03M + 2.500%) due 03/01/2026 ~		387	390
MH Sub LLC 5.549% (LIBOR03M + 3.750%) due 09/13/2024 ~		166	167
Nascar Holdings, Inc. 4.495% (LIBOR03M + 2.750%) due 10/19/2026 ~		1,256	1,271
NCI Building Systems, Inc. 5.486% (LIBOR03M + 3.750%) due 04/12/2025 ~		3,999	3,997
Neiman Marcus Group Ltd. LLC 7.713% (LIBOR03M + 6.000%) due 10/25/2023 ~		1,763	1,452
Neiman Marcus Group Ltd. LLC (7.213% Cash and 1.000% PIK) 8.213% (LIBOR03M + 5.500%) due 10/25/2023 ~(b)		12,667	10,302
Nielsen Finance LLC 3.710% (LIBOR03M + 2.000%) due 10/04/2023 ~		97	98
Ortho-Clinical Diagnostics S.A. 5.306% (LIBOR03M + 3.250%) due 06/30/2025 ~		496	491
Pacific Gas & Electric Co. TBD% due 02/22/2049 ^«(c)		4,606	4,571
Parexel International Corp. 4.549% - 4.555% (LIBOR03M + 2.750%) due 09/27/2024 ~		88	87
PetSmart, Inc. 5.740% (LIBOR03M + 4.000%) due 03/11/2022 ~		796	789
PG&E Corp.
2.250% due 12/31/2020 «µ		5,482	5,503
2.250% - 3.970% (LIBOR03M + 2.250%) due 12/31/2020 «~		16,550	16,611
4.950% (PRIME + 0.200%) due 04/16/2020 ~		3,854	3,868
Qatar National Bank SAQ 2.799% (LIBOR03M + 0.900%) due 12/22/2020 «~		2,100	2,104
RPI Finance Trust 3.799% (LIBOR03M + 2.000%) due 03/27/2023 ~		68	69
SBA Senior Finance LLC 3.555% (LIBOR03M + 1.750%) due 04/11/2025 ~		99	99
Sequa Mezzanine Holdings LLC
6.904% (LIBOR03M + 5.000%) due 11/28/2021 ~		15,098	15,126
10.936% (LIBOR03M + 9.000%) due 04/28/2022 ~		1,662	1,639
Sigma Bidco BV 3.500% (EUR003M + 3.500%) due 07/02/2025 ~	EUR	690	777
Sinclair Television Group, Inc. 4.240% (LIBOR03M + 2.500%) due 09/30/2026 ~		$1,410	1,417
Sotera Health Holdings LLC 6.289% (LIBOR03M + 4.500%) due 12/11/2026 ~		1,484	1,491
Sprint Communications, Inc. 4.313% (LIBOR03M + 2.500%) due 02/02/2024 ~		973	966
SS&C Technologies Holdings Europe SARL 4.049% (LIBOR03M + 2.250%) due 04/16/2025 ~		230	232
SS&C Technologies, Inc. 4.049% (LIBOR03M + 2.250%) due 04/16/2025 ~		316	319
Starfruit Finco BV 4.960% (LIBOR03M + 3.250%) due 10/01/2025 ~		1,193	1,196
State Of Qatar 2.721% - 2.996% (LIBOR03M + 0.800%) due 12/21/2020 «~		5,600	5,600
State of Qatar 2.996% (LIBOR03M + 0.800%) due 12/21/2020 «~		5,600	5,600
Sunshine Luxembourg SARL 6.195% (LIBOR03M + 4.250%) due 10/01/2026 ~		1,759	1,778
Syniverse Holdings, Inc. 6.846% (LIBOR03M + 5.000%) due 03/09/2023 ~		1,194	1,112
Tronox Finance LLC 4.549% - 4.695% (LIBOR03M + 2.750%) due 09/23/2024 ~		63	63
U.S. Renal Care, Inc. 6.813% (LIBOR03M + 5.000%) due 06/26/2026 ~		924	918
Univision Communications, Inc. 4.549% (LIBOR03M + 2.750%) due 03/15/2024 ~		6,474	6,404
VFH Parent LLC 5.197% (LIBOR03M + 3.500%) due 03/01/2026 ~		585	588
West Corp. 5.927% (LIBOR03M + 4.000%) due 10/10/2024 ~		75	64

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2019 (Unaudited)

Westmoreland Mining Holdings LLC 10.150% (LIBOR03M + 8.250%) due 03/15/2022 «~		61	62
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (b)		192	153
Whatabrands LLC 4.944% (LIBOR03M + 3.250%) due 08/02/2026 ~		534	537
Wyndham Hotels & Resorts, Inc. 3.549% (LIBOR03M + 1.750%) due 05/30/2025 ~		198	199
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		4,194	4,210
Total Loan Participations and Assignments (Cost $189,752)			189,541
CORPORATE BONDS & NOTES 36.9%
BANKING & FINANCE 17.7%
ABN AMRO Bank NV 2.450% due 06/04/2020		4,000	4,007
AerCap Ireland Capital DAC
3.300% due 01/23/2023		700	718
3.500% due 05/26/2022		1,360	1,398
4.125% due 07/03/2023		1,350	1,426
4.450% due 12/16/2021		10,500	10,944
4.450% due 10/01/2025		1,139	1,224
4.625% due 10/30/2020		1,954	1,993
4.625% due 07/01/2022		1,000	1,057
5.000% due 10/01/2021		3,750	3,932
AIB Group PLC
4.263% due 04/10/2025 ●		5,000	5,295
4.750% due 10/12/2023		600	644
Air Lease Corp.
2.500% due 03/01/2021		7,675	7,711
3.500% due 01/15/2022		4,038	4,149
Aircastle Ltd.
5.125% due 03/15/2021		2,140	2,211
7.625% due 04/15/2020		210	213
Akelius Residential Property AB 3.375% due 09/23/2020	EUR	100	115
Alexandria Real Estate Equities, Inc. 4.000% due 01/15/2024		$728	776
Ally Financial, Inc.
3.875% due 05/21/2024		1,280	1,343
4.125% due 03/30/2020		9,830	9,879
4.125% due 02/13/2022		1,200	1,241
4.250% due 04/15/2021		5,372	5,503
4.625% due 05/19/2022		335	352
7.500% due 09/15/2020		2,303	2,390
8.000% due 03/15/2020		7,930	8,003
8.000% due 11/01/2031		164	226
Ambac LSNI LLC 6.945% due 02/12/2023 ●		4,885	4,958
American Tower Corp.
3.000% due 06/15/2023		632	647
3.500% due 01/31/2023		1,200	1,244
Ardonagh Midco PLC 8.375% due 07/15/2023	GBP	5,290	7,015
Assurant, Inc. 4.200% due 09/27/2023		$124	129
Aviation Capital Group LLC
2.875% due 01/20/2022		4,308	4,339
7.125% due 10/15/2020		200	208
Avolon Holdings Funding Ltd.
3.625% due 05/01/2022		1,391	1,427
5.125% due 10/01/2023		3,415	3,691
5.250% due 05/15/2024		2,583	2,827
5.500% due 01/15/2023		3,456	3,736
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		74	78
5.000% due 04/20/2048		27	29
Axis Bank Ltd. 3.250% due 05/21/2020		200	200
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	7,100	2,165
Banco Santander S.A. 3.848% due 04/12/2023		$200	209
Bank of America Corp. 2.597% (US0003M + 0.650%) due 06/25/2022 ~		231	232
Bank of Ireland 7.375% due 06/18/2020 ●(i)(j)	EUR	13,125	15,210
Banque PSA Finance S.A. 5.750% due 04/04/2021		$82	85
Barclays Bank PLC 7.625% due 11/21/2022 (j)		5,810	6,533
Barclays PLC
3.125% due 01/17/2024	GBP	600	835

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2019 (Unaudited)

3.250% due 01/17/2033		300	418
3.284% (US0003M + 1.380%) due 05/16/2024 ~		$1,600	1,619
3.340% (US0003M + 1.430%) due 02/15/2023 ~		2,000	2,017
3.932% due 05/07/2025 ●		31,800	33,424
4.338% due 05/16/2024 ●		1,900	2,003
4.610% due 02/15/2023 ●		2,000	2,089
5.875% due 09/15/2024 ●(i)(j)	GBP	600	831
7.125% due 06/15/2025 ●(i)(j)		1,800	2,700
7.250% due 03/15/2023 ●(i)(j)		1,940	2,808
7.750% due 09/15/2023 ●(i)(j)		$8,290	9,063
7.875% due 09/15/2022 ●(i)(j)	GBP	200	295
8.000% due 12/15/2020 ●(i)(j)	EUR	23,985	28,754
8.000% due 06/15/2024 ●(i)(j)		$4,000	4,478
BGC Partners, Inc. 3.750% due 10/01/2024		640	639
BNP Paribas S.A.
4.400% due 08/14/2028		400	444
7.625% due 03/30/2021 ●(i)(j)		1,800	1,900
BOC Aviation Ltd.
2.952% (US0003M + 1.050%) due 05/02/2021 ~		550	553
3.000% due 03/30/2020		700	701
3.072% (US0003M + 1.125%) due 09/26/2023 ~		600	604
3.500% due 10/10/2024		3,780	3,906
4.000% due 01/25/2024		400	418
Brighthouse Financial, Inc. 3.700% due 06/22/2027		55	55
Brixmor Operating Partnership LP 2.959% (US0003M + 1.050%) due 02/01/2022 ~		3,600	3,599
Brookfield Finance, Inc.
3.900% due 01/25/2028		54	58
4.700% due 09/20/2047		282	324
Cantor Fitzgerald LP 4.875% due 05/01/2024		192	205
Capital One Financial Corp. 3.450% due 04/30/2021		586	597
CBL & Associates LP
4.600% due 10/15/2024		31	20
5.950% due 12/15/2026		988	595
CC Holdings GS LLC 3.849% due 04/15/2023		300	314
CIT Bank N.A. 2.969% due 09/27/2025 ●		1,300	1,299
CIT Group, Inc.
4.125% due 03/09/2021		4,110	4,195
5.000% due 08/15/2022		7,328	7,786
5.000% due 08/01/2023		1,815	1,959
Citigroup, Inc.
2.886% (US0003M + 0.950%) due 07/24/2023 ~		380	383
3.337% (US0003M + 1.430%) due 09/01/2023 ~		570	582
CNH Industrial Capital LLC 3.875% due 10/15/2021		20	21
Columbia Property Trust Operating Partnership LP 3.650% due 08/15/2026		670	687
Cooperatieve Rabobank UA
5.500% due 06/29/2020 ●(i)(j)	EUR	15,135	17,401
6.625% due 06/29/2021 ●(i)(j)		18,400	22,450
Credit Agricole S.A.
2.956% (US0003M + 1.020%) due 04/24/2023 ~		$250	253
3.750% due 04/24/2023		250	262
Credit Suisse AG
5.750% due 09/18/2025 ●(j)	EUR	700	817
6.500% due 08/08/2023 (j)		$1,900	2,123
Credit Suisse Group AG
2.593% due 09/11/2025 ●		2,600	2,609
3.574% due 01/09/2023		500	514
7.250% due 09/12/2025 ●(i)(j)		600	670
7.500% due 07/17/2023 ●(i)(j)		1,400	1,533
Credit Suisse Group Funding Guernsey Ltd. 3.750% due 03/26/2025		4,500	4,762
Crown Castle International Corp.
2.250% due 09/01/2021		660	662
3.400% due 02/15/2021		500	507
5.250% due 01/15/2023		1,000	1,086
CTR Partnership LP 5.250% due 06/01/2025		66	69
Deutsche Bank AG
0.105% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	4,400	4,925
0.257% (EUR003M + 0.650%) due 09/10/2021 ~		2,700	3,002
1.875% due 02/28/2020	GBP	7,500	9,937
2.700% due 07/13/2020		$222	222
2.768% (US0003M + 0.815%) due 01/22/2021 ~		700	697
2.950% due 08/20/2020		5,000	5,017
2.971% (US0003M + 0.970%) due 07/13/2020 ~		1,070	1,071
3.150% due 01/22/2021		8,200	8,238
3.192% (US0003M + 1.290%) due 02/04/2021 ~		2,920	2,925
3.375% due 05/12/2021		10,000	10,080

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2019 (Unaudited)

3.950% due 02/27/2023		100	103
3.961% due 11/26/2025 ●		6,210	6,347
4.250% due 10/14/2021		5,520	5,677
5.000% due 02/14/2022		12,057	12,593
Digital Realty Trust LP 3.600% due 07/01/2029		1,290	1,343
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		329	336
Emerald Bay S.A. 0.000% due 10/08/2020 (f)	EUR	4,383	4,812
EPR Properties
4.750% due 12/15/2026		$77	84
4.950% due 04/15/2028		316	345
Equinix, Inc.
2.625% due 11/18/2024		795	798
2.875% due 03/15/2024	EUR	400	464
2.875% due 02/01/2026		400	466
2.900% due 11/18/2026		$445	447
3.200% due 11/18/2029		948	953
ESH Hospitality, Inc. 4.625% due 10/01/2027		388	394
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		80	87
FCE Bank PLC
0.097% due 08/26/2020 ●	EUR	1,500	1,680
0.869% due 09/13/2021		3,900	4,397
1.114% due 05/13/2020		300	338
1.660% due 02/11/2021		800	912
1.875% due 06/24/2021		4,000	4,586
Ford Motor Credit Co. LLC
0.000% due 12/01/2021 ●		4,690	5,167
0.032% due 05/14/2021 ●		3,970	4,426
2.332% (US0003M + 0.430%) due 11/02/2020 ~		$400	398
2.343% due 11/02/2020		600	599
2.459% due 03/27/2020		2,400	2,401
2.677% (US0003M + 0.790%) due 06/12/2020 ~		300	300
2.853% (US0003M + 0.810%) due 04/05/2021 ~		5,550	5,525
2.881% (US0003M + 0.880%) due 10/12/2021 ~		1,600	1,587
2.982% (US0003M + 1.080%) due 08/03/2022 ~		1,600	1,574
3.145% (US0003M + 1.235%) due 02/15/2023 ~		3,100	3,050
3.157% due 08/04/2020		1,750	1,757
3.200% due 01/15/2021		550	553
3.231% (US0003M + 1.270%) due 03/28/2022 ~		3,600	3,575
3.336% due 03/18/2021		400	403
3.550% due 10/07/2022		3,654	3,708
4.593% (US0003M + 2.550%) due 01/07/2021 ~		3,000	3,044
5.085% due 01/07/2021		1,000	1,024
5.183% (US0003M + 3.140%) due 01/07/2022 ~		3,000	3,101
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		2,569	2,719
6.750% due 03/15/2022		9,551	9,974
GE Capital European Funding Unlimited Co.
0.000% due 01/21/2020 ●	EUR	200	224
0.000% due 05/17/2021 ●		650	729
0.800% due 01/21/2022		440	500
2.625% due 03/15/2023		500	602
GE Capital International Funding Co. Unlimited Co.
2.342% due 11/15/2020		$3,000	3,003
4.418% due 11/15/2035		900	960
GE Capital UK Funding Unlimited Co.
4.125% due 09/13/2023	GBP	1,000	1,435
5.125% due 05/24/2023		170	249
5.875% due 11/04/2020		298	410
General Motors Financial Co., Inc.
0.151% due 03/26/2022 ●	EUR	1,950	2,178
2.448% (US0003M + 0.540%) due 11/06/2020 ~		$480	479
2.862% (US0003M + 0.850%) due 04/09/2021 ~		1,302	1,305
3.008% (US0003M + 1.100%) due 11/06/2021 ~		486	487
3.033% (US0003M + 0.990%) due 01/05/2023 ~		1,254	1,247
3.200% due 07/13/2020		1,836	1,845
3.271% (US0003M + 1.310%) due 06/30/2022 ~		480	482
3.536% (US0003M + 1.550%) due 01/14/2022 ~		2,420	2,445
Genworth Holdings, Inc. 7.700% due 06/15/2020		2,600	2,661
GLP Capital LP 5.300% due 01/15/2029		902	1,004
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		279	286
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		200	215
Harley-Davidson Financial Services, Inc. 2.850% due 01/15/2021		3,200	3,214
Hazine Mustesarligi Varlik Kiralama A/S 5.800% due 02/21/2022		13,100	13,535
Howard Hughes Corp. 5.375% due 03/15/2025		621	649

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2019 (Unaudited)

HSBC Holdings PLC
2.504% (US0003M + 0.600%) due 05/18/2021 ~		1,400	1,402
2.633% due 11/07/2025 ●		2,127	2,135
2.904% (US0003M + 1.000%) due 05/18/2024 ~		600	605
3.000% due 05/29/2030 ●	GBP	1,600	2,238
3.118% (US0003M + 1.230%) due 03/11/2025 ~		$7,600	7,688
3.973% due 05/22/2030 ●		2,400	2,586
4.292% due 09/12/2026 ●		7,500	8,108
6.000% due 09/29/2023 ●(i)(j)	EUR	1,900	2,464
Hudson Pacific Properties LP 3.950% due 11/01/2027		$52	54
Hunt Cos., Inc. 6.250% due 02/15/2026		60	59
ICICI Bank Ltd.
3.125% due 08/12/2020		1,400	1,405
3.500% due 03/18/2020		200	200
5.750% due 11/16/2020		2,300	2,362
Industrial & Commercial Bank of China Ltd.
2.654% (US0003M + 0.750%) due 11/08/2020 ~		15,717	15,748
2.664% (US0003M + 0.770%) due 12/14/2020 ~		565	566
ING Groep NV
2.909% (US0003M + 1.000%) due 10/02/2023 ~		1,000	1,010
4.100% due 10/02/2023		1,800	1,915
5.750% due 11/16/2026 ●(i)(j)		2,200	2,318
International Lease Finance Corp.
5.875% due 08/15/2022		130	142
8.250% due 12/15/2020		3,300	3,489
8.625% due 01/15/2022		2,000	2,250
iStar, Inc. 5.250% due 09/15/2022		32	33
John Deere Capital Corp. 2.223% (US0003M + 0.180%) due 01/07/2020 ~		375	375
JPMorgan Chase & Co. 3.166% (US0003M + 1.230%) due 10/24/2023 ~		480	488
Karntner Ausgleichszahlungs-Fonds 0.000% due 01/01/2023 «	EUR	8,781	813
Kennedy Wilson Europe Real Estate Ltd. 3.950% due 06/30/2022	GBP	13,120	17,981
Kennedy-Wilson, Inc. 5.875% due 04/01/2024		$202	208
Life Storage LP 3.875% due 12/15/2027		299	315
Lima Metro Line Finance Ltd. 5.875% due 07/05/2034		440	511
Lloyds Banking Group PLC
2.250% due 10/16/2024	GBP	200	273
2.858% due 03/17/2023 ●		$10,800	10,935
3.900% due 03/12/2024		200	211
4.000% due 03/07/2025	AUD	700	522
4.050% due 08/16/2023		$1,600	1,696
4.375% due 03/22/2028		400	441
4.550% due 08/16/2028		1,200	1,344
5.125% due 12/27/2024 ●(i)(j)	GBP	700	964
7.500% due 06/27/2024 ●(i)(j)		$600	664
7.500% due 09/27/2025 ●(i)(j)		4,800	5,386
7.875% due 06/27/2029 ●(i)(j)	GBP	2,708	4,538
LoanCore Capital Markets LLC 6.875% due 06/01/2020		$14,810	14,819
Logicor Financing SARL 3.250% due 11/13/2028	EUR	234	294
Mitsubishi UFJ Financial Group, Inc. 2.623% due 07/18/2022		$14,230	14,423
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.250% due 09/07/2021		2,530	2,529
2.652% due 09/19/2022		2,700	2,721
3.406% due 02/28/2022		5,100	5,214
3.960% due 09/19/2023		1,700	1,782
MPT Operating Partnership LP
2.550% due 12/05/2023	GBP	1,100	1,485
3.692% due 06/05/2028		1,100	1,499
5.250% due 08/01/2026		$2,140	2,266
Nationstar Mortgage LLC 6.500% due 07/01/2021		499	502
Nationwide Building Society
3.766% due 03/08/2024 ●		5,700	5,901
3.960% due 07/18/2030 ●		2,390	2,567
4.302% due 03/08/2029 ●		5,600	6,106
Natwest Markets PLC
0.003% (EUR003M + 0.400%) due 03/02/2020 ~	EUR	10,950	12,287
0.625% due 03/02/2022		10,640	12,069
1.125% due 06/14/2023		3,440	3,963
Navient Corp.
5.000% due 10/26/2020		$1,768	1,796
5.875% due 03/25/2021		11,528	11,934
6.500% due 06/15/2022		11,286	12,259
6.625% due 07/26/2021		1,925	2,040

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2019 (Unaudited)

7.250% due 01/25/2022		7,550	8,216
8.000% due 03/25/2020		8,686	8,791
Newmark Group, Inc. 6.125% due 11/15/2023		1,000	1,103
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021		192	191
2.150% due 09/28/2020		670	669
2.550% due 03/08/2021		200	201
2.600% due 09/28/2022		218	218
2.650% due 07/13/2022		768	770
2.651% (US0003M + 0.650%) due 07/13/2022 ~		384	383
2.651% due 09/28/2022 ●		290	289
2.800% due 01/13/2022		100	101
3.150% due 03/15/2021		2,760	2,787
3.650% due 09/21/2021		300	306
NTT Finance Corp. 1.900% due 07/21/2021		4,800	4,788
Omega Healthcare Investors, Inc.
3.625% due 10/01/2029		728	729
4.375% due 08/01/2023		130	138
4.500% due 01/15/2025		400	427
4.950% due 04/01/2024		1,000	1,094
Oppenheimer Holdings, Inc. 6.750% due 07/01/2022		39	40
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		12,773	12,962
4.500% due 03/15/2023		3,872	4,065
5.250% due 08/15/2022		17,388	18,574
5.500% due 02/15/2024		1,411	1,551
Physicians Realty LP 3.950% due 01/15/2028		56	59
QNB Finance Ltd.
3.351% (US0003M + 1.450%) due 08/11/2021 ~		2,600	2,626
3.573% (US0003M + 1.570%) due 07/18/2021 ~		1,800	1,818
Royal Bank of Scotland Group PLC
2.000% due 03/04/2025 ●	EUR	8,250	9,789
2.500% due 03/22/2023		2,000	2,399
3.380% (US0003M + 1.470%) due 05/15/2023 ~		$478	483
3.498% due 05/15/2023 ●		593	607
3.875% due 09/12/2023		2,500	2,620
4.445% due 05/08/2030 ●		7,400	8,172
4.519% due 06/25/2024 ●		1,700	1,806
4.892% due 05/18/2029 ●		1,430	1,617
5.076% due 01/27/2030 ●		6,400	7,358
7.500% due 08/10/2020 ●(i)(j)		32,599	33,370
8.000% due 08/10/2025 ●(i)(j)		1,500	1,730
8.625% due 08/15/2021 ●(i)(j)		8,677	9,398
Sabra Health Care LP
3.900% due 10/15/2029		178	180
4.800% due 06/01/2024		236	252
Santander Holdings USA, Inc.
3.244% due 10/05/2026		4,783	4,838
3.400% due 01/18/2023		116	119
3.500% due 06/07/2024		900	926
4.400% due 07/13/2027		78	84
Santander UK Group Holdings PLC
2.920% due 05/08/2026 ●	GBP	1,900	2,630
3.373% due 01/05/2024 ●		$1,000	1,025
3.571% due 01/10/2023		22,555	23,093
3.823% due 11/03/2028 ●		1,700	1,793
4.796% due 11/15/2024 ●		11,100	11,985
6.750% due 06/24/2024 ●(i)(j)	GBP	5,596	8,180
7.375% due 06/24/2022 ●(i)(j)		4,150	6,005
Santander UK PLC 3.400% due 06/01/2021		$3,000	3,062
SBA Tower Trust
3.156% due 10/10/2045		1,300	1,302
3.168% due 04/09/2047		500	505
SL Green Operating Partnership LP 3.250% due 10/15/2022		792	811
SL Green Realty Corp. 4.500% due 12/01/2022		750	791
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022		2,100	2,137
3.550% due 04/15/2024		1,300	1,350
4.125% due 07/15/2023		800	842
Societe Generale S.A. 6.750% due 04/06/2028 ●(i)(j)		400	442
Society of Lloyd’s 4.750% due 10/30/2024	GBP	200	295
Springleaf Finance Corp.
5.375% due 11/15/2029		$256	268
5.625% due 03/15/2023		3,516	3,797
6.125% due 05/15/2022		12,840	13,819
6.125% due 03/15/2024		1,018	1,117
6.875% due 03/15/2025		3,100	3,534

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2019 (Unaudited)

7.750% due 10/01/2021		9,360	10,184
8.250% due 12/15/2020		21,410	22,513
Standard Chartered PLC
3.091% (US0003M + 1.200%) due 09/10/2022 ~		3,500	3,529
3.116% (US0003M + 1.150%) due 01/20/2023 ~		700	705
4.247% due 01/20/2023 ●		1,330	1,378
Starwood Property Trust, Inc. 4.750% due 03/15/2025		83	88
State Bank of India
2.816% (US0003M + 0.850%) due 01/20/2020 ~		9,100	9,120
4.000% due 01/24/2022		6,500	6,676
Stearns Holdings LLC
5.000% due 11/05/2024		80	54
STORE Capital Corp.
4.500% due 03/15/2028		66	72
4.625% due 03/15/2029		74	82
Synchrony Financial
2.850% due 07/25/2022		1,200	1,215
4.375% due 03/19/2024		2,125	2,267
Tesco Property Finance PLC 6.052% due 10/13/2039	GBP	420	729
TP ICAP PLC 5.250% due 01/26/2024		2,100	3,059
UBS AG
4.750% due 02/12/2026 ●(j)	EUR	1,900	2,240
5.125% due 05/15/2024 (j)		$350	378
7.625% due 08/17/2022 (j)		3,400	3,834
UBS Group AG
2.859% due 08/15/2023 ●		258	262
4.125% due 09/24/2025		900	979
5.750% due 02/19/2022 ●(i)(j)	EUR	4,000	4,902
6.875% due 03/22/2021 ●(i)(j)		$900	938
7.125% due 08/10/2021 ●(i)(j)		500	531
UDR, Inc. 3.500% due 01/15/2028		50	53
UniCredit SpA 7.830% due 12/04/2023		24,440	28,518
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	4,636	7,068
7.395% due 03/28/2024		2,956	4,489
Volkswagen Bank GmbH
0.025% due 06/15/2021 ●	EUR	900	1,010
0.625% due 09/08/2021		3,100	3,515
Volkswagen Leasing GmbH 0.025% due 07/06/2021 ●		1,100	1,235
Voyager Aviation Holdings LLC 8.500% due 08/15/2021		$5,748	5,906
Wells Fargo & Co.
2.625% due 07/22/2022		116	118
3.046% (US0003M + 1.110%) due 01/24/2023 ~		2,886	2,925
Wells Fargo Bank N.A.
2.434% (US0003M + 0.500%) due 07/23/2021 ~		1,100	1,102
3.325% due 07/23/2021 ●		1,750	1,764
Weyerhaeuser Co. 4.700% due 03/15/2021		100	103
WP Carey, Inc. 3.850% due 07/15/2029		117	124
WPC Eurobond BV
1.350% due 04/15/2028	EUR	2,900	3,222
2.125% due 04/15/2027		300	356
2.250% due 04/09/2026		1,000	1,205
			1,109,686
INDUSTRIALS 16.3%
AA Bond Co. Ltd.
2.875% due 07/31/2043	GBP	11,000	14,487
4.249% due 07/31/2043		13,819	18,586
AbbVie, Inc. 3.375% due 11/14/2021		$987	1,013
Activision Blizzard, Inc.
2.300% due 09/15/2021		2,680	2,694
2.600% due 06/15/2022		1,500	1,518
Aetna, Inc. 2.750% due 11/15/2022		2,300	2,338
ALROSA Finance S.A. 7.750% due 11/03/2020		655	685
Altice Financing S.A.
5.250% due 02/15/2023	EUR	28,500	32,772
6.625% due 02/15/2023		$9,200	9,380
Altice France S.A.
5.500% due 01/15/2028		200	206
5.875% due 02/01/2027	EUR	400	506
7.375% due 05/01/2026		$2,500	2,689
8.125% due 02/01/2027		8,300	9,363

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2019 (Unaudited)

Altria Group, Inc. 1.000% due 02/15/2023	EUR	5,966	6,816
American Airlines Pass-Through Trust 3.350% due 04/15/2031		$64	66
Anthem, Inc. 2.950% due 12/01/2022		200	205
Arrow Electronics, Inc. 3.500% due 04/01/2022		2,600	2,662
Associated Materials LLC 9.000% due 01/01/2024		2,100	1,848
Autodesk, Inc. 3.125% due 06/15/2020		200	201
AutoNation, Inc. 3.350% due 01/15/2021		600	606
Avon International Capital PLC 6.500% due 08/15/2022		178	185
Axiata SPV2 Bhd. 3.466% due 11/19/2020		3,200	3,228
B.C. Unlimited Liability Co.
4.250% due 05/15/2024		247	254
4.375% due 01/15/2028		739	742
Bacardi Ltd.
4.450% due 05/15/2025		2,000	2,156
4.700% due 05/15/2028		2,400	2,615
Baidu, Inc. 3.875% due 09/29/2023		300	313
BAT Capital Corp.
2.764% due 08/15/2022		4,848	4,919
2.790% (US0003M + 0.880%) due 08/15/2022 ~		424	426
BAT International Finance PLC
3.250% due 06/07/2022		596	609
3.500% due 06/15/2022		1,048	1,077
Bausch Health Cos., Inc.
5.000% due 01/30/2028		458	471
5.250% due 01/30/2030		446	464
6.500% due 03/15/2022		21,852	22,371
Bayer U.S. Finance LLC
2.577% (US0003M + 0.630%) due 06/25/2021 ~		1,800	1,806
2.750% due 07/15/2021		884	889
3.000% due 10/08/2021		600	608
3.500% due 06/25/2021		700	713
BCPE Cycle Merger Sub, Inc. 10.625% due 07/15/2027		533	548
BMW Finance NV 2.250% due 08/12/2022		12,100	12,155
Bombardier, Inc.
5.750% due 03/15/2022		358	370
6.000% due 10/15/2022		140	140
7.500% due 03/15/2025		124	128
7.875% due 04/15/2027		3,083	3,179
Bristol-Myers Squibb Co. 3.250% due 08/15/2022		4,200	4,339
Broadcom Corp.
2.200% due 01/15/2021		2,210	2,212
2.375% due 01/15/2020		2,600	2,600
2.650% due 01/15/2023		861	866
3.000% due 01/15/2022		4,558	4,625
3.625% due 01/15/2024		2,252	2,334
3.875% due 01/15/2027		2,700	2,804
Broadcom, Inc.
3.125% due 04/15/2021		3,810	3,856
3.125% due 10/15/2022		2,700	2,750
Camelot Finance S.A. 4.500% due 11/01/2026		82	84
Campbell Soup Co.
2.394% (US0003M + 0.500%) due 03/16/2020 ~		360	360
2.524% (US0003M + 0.630%) due 03/15/2021 ~		1,010	1,012
3.300% due 03/15/2021		400	406
Canadian Natural Resources Ltd. 3.450% due 11/15/2021		1,230	1,261
Canadian Pacific Railway Co. 4.500% due 01/15/2022		90	94
CCO Holdings LLC
4.750% due 03/01/2030		1,926	1,968
5.250% due 09/30/2022		250	253
Celanese U.S. Holdings LLC 4.625% due 11/15/2022		2,680	2,839
Centene Corp.
4.250% due 12/15/2027		1,088	1,121
4.625% due 12/15/2029		2,073	2,188
4.750% due 01/15/2025		1,920	1,998
Central Nippon Expressway Co. Ltd.
2.567% due 11/02/2021		600	604
2.849% due 03/03/2022		600	607
Charter Communications Operating LLC
3.559% (US0003M + 1.650%) due 02/01/2024 ~		16,146	16,619

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2019 (Unaudited)

3.579% due 07/23/2020		3,250	3,271
4.464% due 07/23/2022		4,749	4,991
4.800% due 03/01/2050		1,760	1,853
4.908% due 07/23/2025		5,310	5,849
China Merchants Finance Co. Ltd. 3.500% due 08/03/2020		400	402
Cigna Corp.
2.891% (US0003M + 0.890%) due 07/15/2023 ~		2,068	2,080
3.050% due 11/30/2022		600	613
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024		4,939	5,480
Co-operative Group Holdings Ltd. 6.875% due 07/08/2020 þ	GBP	570	776
Community Health Systems, Inc.
5.125% due 08/01/2021		$12,190	12,217
6.250% due 03/31/2023		22,881	23,281
8.000% due 03/15/2026		5,508	5,684
8.625% due 01/15/2024		6,708	7,127
Conagra Brands, Inc. 2.703% (US0003M + 0.750%) due 10/22/2020 ~		2,500	2,500
Connect Finco SARL 6.750% due 10/01/2026		582	621
Constellation Brands, Inc.
2.250% due 11/06/2020		500	501
2.610% (US0003M + 0.700%) due 11/15/2021 ~		900	900
Corning, Inc. 5.450% due 11/15/2079		600	658
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^«(c)		1,200	0
9.250% due 06/30/2020 ^«(c)		2,300	0
Cox Communications, Inc. 3.250% due 12/15/2022		1,589	1,635
CRH America, Inc. 5.750% due 01/15/2021		530	549
CSC Holdings LLC 6.500% due 02/01/2029		1,100	1,229
CVS Health Corp. 3.700% due 03/09/2023		8,661	9,022
CVS Pass-Through Trust 7.507% due 01/10/2032		78	96
D.R. Horton, Inc.
2.550% due 12/01/2020		580	583
4.375% due 09/15/2022		905	949
DAE Funding LLC
4.000% due 08/01/2020		24,567	24,792
4.500% due 08/01/2022		3,399	3,458
5.000% due 08/01/2024		407	428
5.250% due 11/15/2021		3,460	3,598
5.750% due 11/15/2023		1,854	1,950
Daimler Finance North America LLC
2.200% due 10/30/2021		1,800	1,803
2.550% due 08/15/2022		4,400	4,433
2.700% due 06/14/2024		1,300	1,311
2.779% (US0003M + 0.880%) due 02/22/2022 ~		10,350	10,431
2.810% (US0003M + 0.900%) due 02/15/2022 ~		6,900	6,955
3.400% due 02/22/2022		39,340	40,306
3.750% due 11/05/2021		1,100	1,131
3.875% due 09/15/2021		600	617
Danone S.A.
2.077% due 11/02/2021		3,400	3,403
3.000% due 06/15/2022		2,615	2,673
Dell International LLC
4.420% due 06/15/2021		13,195	13,579
5.450% due 06/15/2023		4,943	5,362
6.020% due 06/15/2026		800	921
Delta Air Lines Pass-Through Trust 6.718% due 07/02/2024		415	437
Delta Air Lines, Inc. 2.600% due 12/04/2020		7,830	7,854
Deutsche Telekom International Finance BV 1.950% due 09/19/2021		4,910	4,910
Diamond Resorts International, Inc. 7.750% due 09/01/2023		2,817	2,904
Discovery Communications LLC 2.800% due 06/15/2020		4,877	4,890
DISH DBS Corp.
5.125% due 05/01/2020		15,910	16,028
6.750% due 06/01/2021		5,210	5,487
Dominion Energy Gas Holdings LLC 2.800% due 11/15/2020		300	302
DP World PLC
2.375% due 09/25/2026	EUR	300	363
4.250% due 09/25/2030	GBP	200	296
Eagle Holding Co. LLC (7.750% Cash or 8.500% PIK) 7.750% due 05/15/2022 (b)		$122	124

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2019 (Unaudited)

eBay, Inc.
2.600% due 07/15/2022		3,011	3,028
3.800% due 03/09/2022		2,400	2,481
EMC Corp. 2.650% due 06/01/2020		4,376	4,382
Energy Transfer Operating LP
4.150% due 10/01/2020		7,030	7,105
4.250% due 03/15/2023		290	303
4.650% due 06/01/2021		640	659
5.200% due 02/01/2022		1,050	1,101
Energy Transfer Partners LP
5.000% due 10/01/2022		1,900	2,015
5.750% due 09/01/2020		1,030	1,045
5.875% due 03/01/2022		380	403
EQT Corp. 2.679% (US0003M + 0.770%) due 10/01/2020 ~		97	97
Equifax, Inc.
2.780% (US0003M + 0.870%) due 08/15/2021 ~		544	546
3.600% due 08/15/2021		122	125
ERAC USA Finance LLC
2.600% due 12/01/2021		1,290	1,300
3.300% due 10/15/2022		700	720
4.500% due 08/16/2021		1,760	1,828
5.250% due 10/01/2020		1,565	1,603
Eurofins Scientific SE 2.250% due 01/27/2022	EUR	1,100	1,264
Exela Intermediate LLC 10.000% due 07/15/2023		$124	50
F-Brasile SpA 7.375% due 08/15/2026		300	318
Fair Isaac Corp. 4.000% due 06/15/2028		106	107
First Quantum Minerals Ltd. 7.000% due 02/15/2021		1,414	1,420
Flex Ltd. 4.875% due 06/15/2029		563	612
Florida Gas Transmission Co. LLC 5.450% due 07/15/2020		200	203
Fox Corp. 3.666% due 01/25/2022		1,050	1,084
Fresenius Medical Care U.S. Finance, Inc.
4.125% due 10/15/2020		90	91
5.750% due 02/15/2021		708	734
GATX Corp. 2.611% (US0003M + 0.720%) due 11/05/2021 ~		4,429	4,449
General Electric Co.
0.000% due 05/28/2020 ●	EUR	200	224
0.375% due 05/17/2022		800	899
2.700% due 10/09/2022		$1,100	1,115
3.100% due 01/09/2023		232	237
3.150% due 09/07/2022		44	45
4.375% due 09/16/2020		46	47
4.625% due 01/07/2021		200	205
4.650% due 10/17/2021		1,350	1,408
5.500% due 06/07/2021	GBP	166	233
5.550% due 05/04/2020		$1,235	1,248
5.550% due 01/05/2026		439	504
5.875% due 01/14/2038		84	102
6.150% due 08/07/2037		14	17
6.250% due 09/29/2020	GBP	756	1,037
6.875% due 01/10/2039		$28	37
General Motors Co. 2.791% (US0003M + 0.900%) due 09/10/2021 ~		190	190
Glencore Finance Canada Ltd. 4.950% due 11/15/2021		1,670	1,747
Global Payments, Inc. 2.650% due 02/15/2025		314	316
Greene King Finance PLC
4.064% due 03/15/2035	GBP	2,878	4,249
5.106% due 03/15/2034		4,883	7,699
HCA, Inc. 4.750% due 05/01/2023		$576	617
Heathrow Funding Ltd. 4.875% due 07/15/2023		1,600	1,667
Hewlett Packard Enterprise Co.
2.763% (US0003M + 0.720%) due 10/05/2021 ~		10,800	10,802
3.500% due 10/05/2021		4,700	4,818
Hilton Domestic Operating Co., Inc. 4.875% due 01/15/2030		281	298
Huntsman International LLC 5.125% due 11/15/2022		2,185	2,334
Hyundai Capital America 2.699% due 09/18/2020 ●		890	892
iHeartCommunications, Inc.
6.375% due 05/01/2026		4,419	4,803
8.375% due 05/01/2027		6,607	7,313

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2019 (Unaudited)

IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	1,100	1,296
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (b)		600	714
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		$1,474	1,567
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		1,556	1,677
IHS Markit Ltd.
4.000% due 03/01/2026		15	16
5.000% due 11/01/2022		200	213
Imperial Brands Finance PLC
2.950% due 07/21/2020		2,800	2,808
3.750% due 07/21/2022		6,390	6,578
Indonesia Asahan Aluminium Persero PT
5.230% due 11/15/2021		5,200	5,460
5.710% due 11/15/2023		1,900	2,098
Intelsat Connect Finance S.A. 9.500% due 02/15/2023		680	478
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		2,750	2,368
8.000% due 02/15/2024		10,525	10,823
8.500% due 10/15/2024		3,957	3,612
9.750% due 07/15/2025		3,180	2,948
Intelsat Luxembourg S.A. 7.750% due 06/01/2021 ^		6,418	5,085
International Flavors & Fragrances, Inc. 3.400% due 09/25/2020		500	504
Interpublic Group of Cos., Inc.
3.500% due 10/01/2020		580	586
3.750% due 10/01/2021		900	925
4.000% due 03/15/2022		1,066	1,105
IQVIA, Inc.
2.875% due 09/15/2025	EUR	100	116
3.250% due 03/15/2025		100	115
Japan Tobacco, Inc. 2.000% due 04/13/2021		$1,700	1,697
JT International Financial Services BV 3.500% due 09/28/2023		1,300	1,349
Keurig Dr Pepper, Inc. 3.551% due 05/25/2021		1,794	1,833
Kinder Morgan Energy Partners LP 5.300% due 09/15/2020		300	307
Komatsu Finance America, Inc.
2.118% due 09/11/2020		600	599
2.437% due 09/11/2022		1,540	1,547
Kraft Heinz Foods Co.
2.471% (US0003M + 0.570%) due 02/10/2021 ~		850	851
2.800% due 07/02/2020		287	288
L3Harris Technologies, Inc. 2.416% (US0003M + 0.480%) due 04/30/2020 ~		100	100
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		1,874	1,935
4.500% due 08/15/2025		1,010	1,016
Level 3 Financing, Inc.
3.400% due 03/01/2027		238	240
3.875% due 11/15/2029		1,032	1,042
Marathon Oil Corp. 2.800% due 11/01/2022		4,732	4,811
Masco Corp.
3.500% due 04/01/2021		290	294
5.950% due 03/15/2022		464	499
Mattel, Inc. 5.875% due 12/15/2027		271	286
McCormick & Co., Inc. 3.900% due 07/15/2021		2,080	2,130
Melco Resorts Finance Ltd. 5.375% due 12/04/2029		870	894
Microchip Technology, Inc. 3.922% due 06/01/2021		3,896	3,985
Micron Technology, Inc.
4.185% due 02/15/2027		588	630
4.640% due 02/06/2024		3,100	3,364
4.663% due 02/15/2030		1,470	1,619
5.327% due 02/06/2029		838	961
Mitchells & Butlers Finance PLC
2.344% (US0003M + 0.450%) due 12/15/2030 ~		6,878	6,412
6.013% due 12/15/2030	GBP	334	501
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021		$5,145	5,145
MSCI, Inc. 4.000% due 11/15/2029		304	309
Mylan NV 3.150% due 06/15/2021		4,687	4,749
NCL Corp. Ltd. 3.625% due 12/15/2024		169	172

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2019 (Unaudited)

NCR Corp. 5.750% due 09/01/2027		24	26
Netflix, Inc.
3.625% due 05/15/2027	EUR	600	723
3.625% due 06/15/2030		1,900	2,198
3.875% due 11/15/2029		3,109	3,701
4.625% due 05/15/2029		1,600	2,006
4.875% due 06/15/2030		$1,400	1,424
5.375% due 11/15/2029		410	437
Newcrest Finance Pty. Ltd. 4.450% due 11/15/2021		5,000	5,181
Nielsen Co. Luxembourg SARL 5.500% due 10/01/2021		200	201
Noble Holding International Ltd. 7.875% due 02/01/2026		4,535	3,301
NXP BV
3.875% due 09/01/2022		3,199	3,320
4.125% due 06/01/2021		4,049	4,152
4.300% due 06/18/2029		900	974
4.625% due 06/15/2022		1,200	1,265
4.625% due 06/01/2023		4,200	4,491
4.875% due 03/01/2024		4,800	5,236
5.350% due 03/01/2026		4,100	4,623
5.550% due 12/01/2028		2,100	2,456
Odebrecht Oil & Gas Finance Ltd.
0.000% due 01/30/2020 (f)(i)		690	7
0.000% due 01/31/2020 (f)(i)		230	2
ONEOK Partners LP 3.375% due 10/01/2022		1,400	1,441
Ortho-Clinical Diagnostics, Inc. 6.625% due 05/15/2022		1,712	1,706
Pacific Drilling SA 8.375% due 10/01/2023		3,058	2,798
Pacific National Finance Pty. Ltd. 4.625% due 09/23/2020		1,640	1,665
Pan American Energy LLC 42.636% (BADLARPP) due 11/20/2020 «~	ARS	88,562	1,171
Panasonic Corp. 2.536% due 07/19/2022		$7,800	7,869
Par Pharmaceutical, Inc. 7.500% due 04/01/2027		981	979
Pelabuhan Indonesia Persero PT 4.500% due 05/02/2023		1,300	1,375
Penske Truck Leasing Co. LP
3.375% due 02/01/2022		1,178	1,203
3.650% due 07/29/2021		62	63
Performance Food Group, Inc. 5.500% due 10/15/2027		399	427
Pernod Ricard S.A.
4.250% due 07/15/2022		1,800	1,894
4.450% due 01/15/2022		5,000	5,230
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(c)		3,300	272
5.500% due 04/12/2037 ^(c)		4,350	359
6.000% due 05/16/2024 ^(c)		1,810	149
6.000% due 11/15/2026 ^(c)		3,434	283
9.000% due 11/17/2021 ^(c)		100	8
9.750% due 05/17/2035 ^(c)		840	69
Petroleos Mexicanos
2.750% due 04/21/2027	EUR	300	323
5.350% due 02/12/2028		$40	40
6.490% due 01/23/2027		2,620	2,789
6.500% due 03/13/2027		1,340	1,427
6.500% due 01/23/2029		9,380	9,894
6.750% due 09/21/2047		70	70
6.840% due 01/23/2030		2,040	2,179
7.690% due 01/23/2050		1,050	1,150
PetSmart, Inc. 5.875% due 06/01/2025		99	101
QVC, Inc.
4.375% due 03/15/2023		5,804	5,991
4.850% due 04/01/2024		4,011	4,203
RAC Bond Co. PLC 4.565% due 05/06/2046	GBP	4,000	5,383
Radiate Holdco LLC 6.875% due 02/15/2023		$45	46
Reckitt Benckiser Treasury Services PLC 2.375% due 06/24/2022		4,200	4,231
Refinitiv U.S. Holdings, Inc. 4.500% due 05/15/2026	EUR	1,175	1,440
Reynolds American, Inc.
3.250% due 06/12/2020		$550	553
4.000% due 06/12/2022		450	468
Reynolds Group Issuer, Inc. 5.750% due 10/15/2020		1,357	1,360

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2019 (Unaudited)

Rockies Express Pipeline LLC 5.625% due 04/15/2020		800	810
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		3,300	3,392
6.250% due 03/15/2022		2,200	2,364
Sands China Ltd.
4.600% due 08/08/2023		1,000	1,057
5.125% due 08/08/2025		1,400	1,540
5.400% due 08/08/2028		1,800	2,034
Scotts Miracle-Gro Co. 4.500% due 10/15/2029		70	72
Sealed Air Corp. 4.000% due 12/01/2027		177	180
Select Medical Corp. 6.250% due 08/15/2026		385	417
Sensata Technologies, Inc. 4.375% due 02/15/2030		206	211
Shire Acquisitions Investments Ireland DAC 2.400% due 09/23/2021		798	803
Silgan Holdings, Inc. 4.125% due 02/01/2028		310	311
Southwest Airlines Co. Pass-Through Trust 6.650% due 08/01/2022		379	399
Spirit AeroSystems, Inc. 2.694% (US0003M + 0.800%) due 06/15/2021 ~		408	407
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		438	442
4.738% due 09/20/2029		2,000	2,124
5.152% due 09/20/2029		10,190	11,136
Staples, Inc. 7.500% due 04/15/2026		104	108
Sunoco Logistics Partners Operations LP 4.400% due 04/01/2021		400	410
Suntory Holdings Ltd. 2.550% due 06/28/2022		200	201
Syngenta Finance NV
3.698% due 04/24/2020		2,100	2,107
3.933% due 04/23/2021		7,100	7,221
4.441% due 04/24/2023		5,900	6,162
4.892% due 04/24/2025		700	749
5.182% due 04/24/2028		3,600	3,879
Takeda Pharmaceutical Co. Ltd. 4.000% due 11/26/2021		7,850	8,119
Tech Data Corp. 3.700% due 02/15/2022		16	16
Telefonica Emisiones S.A. 5.462% due 02/16/2021		352	365
Telesat Canada
4.875% due 06/01/2027		323	329
6.500% due 10/15/2027		114	119
Tenet Healthcare Corp.
4.625% due 07/15/2024		73	75
4.625% due 09/01/2024		339	354
Teva Pharmaceutical Finance LLC 2.250% due 03/18/2020		7,400	7,413
Teva Pharmaceutical Finance Netherlands BV
0.375% due 07/25/2020	EUR	2,848	3,190
2.200% due 07/21/2021		$12,273	11,908
6.000% due 01/31/2025	EUR	1,200	1,427
7.125% due 01/31/2025		$200	206
Texas Eastern Transmission LP 4.125% due 12/01/2020		400	406
Textron, Inc. 2.451% (US0003M + 0.550%) due 11/10/2020 ~		500	500
Time Warner Cable LLC 5.000% due 02/01/2020		902	904
Times Square Hotel Trust 8.528% due 08/01/2026		204	236
Topaz Solar Farms LLC
4.875% due 09/30/2039		572	595
5.750% due 09/30/2039		4,433	4,903
Toyota Motor Finance Netherlands BV 2.764% due 04/26/2021		8,230	8,319
TransDigm, Inc. 5.500% due 11/15/2027		604	612
Transocean Pontus Ltd. 6.125% due 08/01/2025		36	37
Transocean, Inc.
7.250% due 11/01/2025		1,482	1,456
7.500% due 01/15/2026		1,268	1,255
Trident TPI Holdings, Inc. 9.250% due 08/01/2024		162	164
Triumph Group, Inc.
5.250% due 06/01/2022		132	132
6.250% due 09/15/2024		425	448

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2019 (Unaudited)

Trivium Packaging Finance BV 5.500% due 08/15/2026		473	499
TTX Co. 2.600% due 06/15/2020		250	251
Twitter, Inc. 3.875% due 12/15/2027		219	219
UAL Pass-Through Trust 6.636% due 01/02/2024		1,052	1,120
United Group BV
4.375% due 07/01/2022	EUR	15,550	17,836
4.875% due 07/01/2024		7,040	8,262
United Technologies Corp. 2.554% (US0003M + 0.650%) due 08/16/2021 ~		$542	542
Univision Communications, Inc.
5.125% due 05/15/2023		2,468	2,468
5.125% due 02/15/2025		11,657	11,555
Valaris PLC
5.750% due 10/01/2044		2,152	976
7.750% due 02/01/2026		340	193
Vale Overseas Ltd.
6.250% due 08/10/2026		1,677	1,972
6.875% due 11/21/2036		406	529
6.875% due 11/10/2039		1,200	1,567
Vale S.A. 3.750% due 01/10/2023	EUR	800	976
ViaSat, Inc.
5.625% due 09/15/2025		$52	54
5.625% due 04/15/2027		103	110
Viterra, Inc. 5.950% due 08/01/2020		380	388
VMware, Inc.
2.300% due 08/21/2020		7,524	7,535
2.950% due 08/21/2022		13,670	13,935
3.900% due 08/21/2027		5,380	5,630
VOC Escrow Ltd. 5.000% due 02/15/2028		510	535
Volkswagen Group of America Finance LLC
2.675% (US0003M + 0.770%) due 11/13/2020 ~		6,700	6,728
2.841% (US0003M + 0.940%) due 11/12/2021 ~		6,900	6,962
4.000% due 11/12/2021		8,200	8,481
Western Digital Corp. 4.750% due 02/15/2026		712	744
Westinghouse Air Brake Technologies Corp. 3.194% (US0003M + 1.050%) due 09/15/2021 ~		5,310	5,311
Woodside Finance Ltd. 4.500% due 03/04/2029		1,396	1,530
Wyndham Destinations, Inc.
3.900% due 03/01/2023		2,458	2,487
4.250% due 03/01/2022		34	35
4.625% due 03/01/2030		509	511
5.400% due 04/01/2024		639	678
5.750% due 04/01/2027		2,155	2,344
Wynn Macau Ltd. 5.125% due 12/15/2029		600	614
Yellowstone Energy LP 5.750% due 12/31/2026 «		2,067	2,202
YPF S.A. 50.817% (BADLARPP + 4.000%) due 09/24/2020 «~(a)	ARS	72,680	929
ZF North America Capital, Inc.
4.000% due 04/29/2020		$1,350	1,357
4.500% due 04/29/2022		550	567
Zimmer Biomet Holdings, Inc.
2.653% (US0003M + 0.750%) due 03/19/2021 ~		780	780
3.150% due 04/01/2022		800	817
3.375% due 11/30/2021		100	102
			1,023,941
UTILITIES 2.9%
American Electric Power Co., Inc.
2.150% due 11/13/2020		850	852
3.650% due 12/01/2021		750	774
American Transmission Systems, Inc. 5.250% due 01/15/2022		400	423
Baltimore Gas & Electric Co. 3.500% due 11/15/2021		300	308
BG Energy Capital PLC 4.000% due 10/15/2021		900	930
British Telecommunications PLC 4.500% due 12/04/2023		332	357
British Transco International Finance BV 0.000% due 11/04/2021 (f)		300	288
CenturyLink, Inc. 5.125% due 12/15/2026		48	49
China Shenhua Overseas Capital Co. Ltd. 3.125% due 01/20/2020		200	200

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2019 (Unaudited)

Chugoku Electric Power Co., Inc. 2.701% due 03/16/2020		200	200
CNOOC Finance Ltd. 4.250% due 01/26/2021		200	204
Duquesne Light Holdings, Inc. 6.400% due 09/15/2020		400	412
Edison International
2.400% due 09/15/2022		845	843
2.950% due 03/15/2023		47	47
3.125% due 11/15/2022		785	797
3.550% due 11/15/2024		878	900
5.750% due 06/15/2027		570	640
Emera U.S. Finance LP 2.700% due 06/15/2021		262	264
Enable Midstream Partners LP 4.950% due 05/15/2028		77	78
Entergy Corp.
4.000% due 07/15/2022		1,280	1,336
5.125% due 09/15/2020		330	335
Exelon Corp. 5.150% due 12/01/2020		400	408
Exelon Generation Co. LLC 4.000% due 10/01/2020		670	677
Frontier Communications Corp. 8.000% due 04/01/2027		890	932
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		1,115	1,163
6.000% due 11/27/2023		7,815	8,737
Gazprom OAO Via Gaz Capital S.A.
2.949% due 01/24/2024	EUR	7,960	9,716
6.510% due 03/07/2022		$180	196
8.625% due 04/28/2034		300	451
IPALCO Enterprises, Inc. 3.450% due 07/15/2020		520	522
ITC Holdings Corp. 2.700% due 11/15/2022		490	496
LG&E & KU Energy LLC
3.750% due 11/15/2020		1,665	1,682
4.375% due 10/01/2021		1,200	1,239
Majapahit Holding BV 7.750% due 01/20/2020		2,380	2,392
National Rural Utilities Cooperative Finance Corp. 2.300% due 09/15/2022		1,808	1,824
NextEra Energy Capital Holdings, Inc.
2.403% due 09/01/2021		4,000	4,029
3.625% due 06/15/2023		1,300	1,359
NiSource, Inc. 2.650% due 11/17/2022		550	557
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		541	539
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)		1,789	980
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		29	29
ONEOK, Inc. 4.250% due 02/01/2022		210	218
Pacific Gas & Electric Co.
2.450% due 08/15/2022 ^(c)		2,244	2,249
2.950% due 03/01/2026 ^(c)		2,968	2,982
3.250% due 09/15/2021 ^(c)		1,289	1,296
3.250% due 06/15/2023 ^(c)		2,477	2,472
3.300% due 03/15/2027 ^(c)		1,510	1,514
3.300% due 12/01/2027 ^(c)		5,500	5,514
3.400% due 08/15/2024 ^(c)		2,044	2,076
3.500% due 10/01/2020 ^(c)		5,631	5,652
3.500% due 06/15/2025 ^(c)		2,826	2,833
3.750% due 02/15/2024 ^(c)		1,048	1,067
3.750% due 08/15/2042 ^(c)		140	140
3.850% due 11/15/2023 ^(c)		528	535
4.000% due 12/01/2046 ^(c)		32	32
4.250% due 05/15/2021 ^(c)		1,928	1,938
4.250% due 08/01/2023 ^(c)		1,630	1,676
4.300% due 03/15/2045 ^(c)		479	488
4.450% due 04/15/2042 ^(c)		888	904
4.500% due 12/15/2041 ^(c)		432	437
4.600% due 06/15/2043 ^(c)		132	134
4.650% due 08/01/2028 ^(c)		200	207
4.750% due 02/15/2044 ^(c)		645	664
5.125% due 11/15/2043 ^(c)		1,859	1,908
5.400% due 01/15/2040 ^(c)		4,280	4,462
5.800% due 03/01/2037 ^(c)		3,702	3,869
6.050% due 03/01/2034 ^(c)		9,428	9,893
6.250% due 03/01/2039 ^(c)		1,143	1,207
6.350% due 02/15/2038 ^(c)		1,982	2,104
Petrobras Global Finance BV
5.093% due 01/15/2030		17,644	18,928

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2019 (Unaudited)

6.125% due 01/17/2022		8,522	9,119
Petronas Global Sukuk Ltd. 2.707% due 03/18/2020		200	200
Rio Oil Finance Trust
8.200% due 04/06/2028		400	463
9.250% due 07/06/2024		894	1,004
9.750% due 01/06/2027		173	205
San Diego Gas & Electric Co. 3.750% due 06/01/2047		24	25
Sinopec Group Overseas Development Ltd. 1.000% due 04/28/2022	EUR	4,000	4,568
Southern California Edison Co.
3.650% due 03/01/2028		$30	32
3.875% due 06/01/2021		780	797
5.750% due 04/01/2035		58	71
6.000% due 01/15/2034		18	22
6.650% due 04/01/2029		187	225
Southern California Gas Co. 5.125% due 11/15/2040		12	15
Sprint Communications, Inc.
6.000% due 11/15/2022		2,726	2,864
7.000% due 03/01/2020		7,600	7,649
7.000% due 08/15/2020		8,890	9,089
Sprint Corp.
7.125% due 06/15/2024		5,535	5,982
7.250% due 09/15/2021		8,472	8,975
7.625% due 03/01/2026		122	135
7.875% due 09/15/2023		1,762	1,948
Talen Energy Supply LLC 6.625% due 01/15/2028		244	250
Transocean Phoenix Ltd. 7.750% due 10/15/2024		34	36
Transocean Proteus Ltd. 6.250% due 12/01/2024		7	7
Transocean Sentry Ltd. 5.375% due 05/15/2023		500	510
			179,755
Total Corporate Bonds & Notes (Cost $2,257,603)			2,313,382
CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Caesars Entertainment Corp. 5.000% due 10/01/2024		200	384
UTILITIES 0.0%
Ensco Jersey Finance Ltd. 3.000% due 01/31/2024		130	94
Total Convertible Bonds & Notes (Cost $454)			478
MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.375% due 01/01/2033		100	120
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029		70	77
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		25	29
7.350% due 07/01/2035		20	24
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033		360	389
			639
PUERTO RICO 0.0%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2007
5.000% due 07/01/2028 ^(c)		10	8
5.250% due 07/01/2037 ^(c)		60	49
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.125% due 07/01/2028 ^(c)		20	16
5.700% due 07/01/2023 ^(c)		100	78
Commonwealth of Puerto Rico General Obligation Bonds, Series 2009
5.750% due 07/01/2038 ^(c)		40	32
6.000% due 07/01/2039 ^(c)		30	24
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011
5.375% due 07/01/2030 ^(c)		95	72
5.750% due 07/01/2041 ^(c)		100	76
6.500% due 07/01/2040 ^(c)		15	12
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(c)		225	153

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2019 (Unaudited)

5.500% due 07/01/2039 ^(c)		300	215
			735
TEXAS 0.0%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024		825	832
Total Municipal Bonds & Notes (Cost $1,719)			2,206
U.S. GOVERNMENT AGENCIES 35.4%
Fannie Mae
2.058% due 09/25/2042 ●		8	8
4.360% due 09/01/2037 ●		2,415	2,527
6.000% due 04/25/2043		6	7
Freddie Mac
0.732% due 01/25/2031 ~(a)		282,872	11,193
2.837% due 12/25/2047 ~		2,225	2,247
2.861% due 10/25/2046 ~		1,744	1,772
3.500% due 11/01/2046		1,428	1,505
4.000% due 08/01/2047		4,328	4,546
Ginnie Mae
2.500% due 12/20/2045 ●		3,742	3,889
3.250% due 07/20/2045 - 09/20/2045 ●		7,294	7,511
4.000% due 06/20/2049		11,112	11,516
5.000% due 11/20/2048 - 09/20/2049		36,033	37,982
5.500% due 12/20/2048		2,271	2,407
Ginnie Mae, TBA 5.000% due 01/01/2050		30,000	31,623
Uniform Mortgage-Backed Security
2.500% due 10/01/2049 - 12/01/2049		111,489	110,232
3.500% due 09/01/2047 - 07/01/2049		134,736	139,546
4.000% due 04/01/2047 - 09/01/2049		402,592	419,098
4.500% due 07/01/2023 - 06/01/2049		23,334	24,540
Uniform Mortgage-Backed Security, TBA
2.500% due 01/01/2050		73,100	72,243
3.500% due 01/01/2050 - 02/01/2050		565,000	580,916
4.000% due 01/01/2050 - 02/01/2050		527,275	548,351
4.500% due 02/01/2050		196,000	206,471
Total U.S. Government Agencies (Cost $2,211,297)			2,220,130
U.S. TREASURY OBLIGATIONS 6.7%
U.S. Treasury Bonds
2.750% due 08/15/2047 (p)		1,000	1,072
3.000% due 08/15/2048 (p)		80	90
3.000% due 02/15/2049 (p)		10	11
U.S. Treasury Inflation Protected Securities (h)
0.125% due 10/15/2024		20,362	20,483
0.250% due 07/15/2029		66,199	66,866
0.375% due 01/15/2027 (n)(p)		2,939	2,985
0.375% due 07/15/2027 (p)		800	816
0.625% due 02/15/2043 (p)		448	453
0.750% due 07/15/2028 (n)(p)		32,041	33,718
0.875% due 01/15/2029		33,166	35,230
1.000% due 02/15/2048 (p)		731	809
1.000% due 02/15/2049 (p)		13,602	15,129
U.S. Treasury Notes
2.375% due 05/15/2029		196,800	204,430
2.500% due 01/31/2025 (n)(p)		23,130	24,019
2.625% due 01/31/2026 (n)(p)		12,600	13,205
Total U.S. Treasury Obligations (Cost $409,723)			419,316
NON-AGENCY MORTGAGE-BACKED SECURITIES 12.8%
Adjustable Rate Mortgage Trust
4.142% due 11/25/2035 ^~		127	116
4.272% due 10/25/2035 ^~		322	309
4.826% due 08/25/2035 ~		149	149
AFG Trust 1.665% due 10/10/2050 ●	AUD	825	579
American Home Mortgage Assets Trust
1.917% due 03/25/2047 ●		$4,573	4,260
1.982% due 12/25/2046 ^●		8,001	6,993
3.179% due 10/25/2046 ●		4,969	4,459
American Home Mortgage Investment Trust
2.242% due 09/25/2035 ●		1,573	1,545
3.657% due 12/25/2035 ●		10,273	4,436
6.700% due 06/25/2036 þ		7,314	2,470
7.100% due 06/25/2036 þ		3,985	1,344
Ashford Hospitality Trust
2.990% due 04/15/2035 ●		5,000	4,988
3.840% due 04/15/2035 ●		5,000	4,997
BAMLL Re-REMIC Trust 5.876% due 06/17/2050 ~		301	249

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2019 (Unaudited)

Banc of America Alternative Loan Trust 5.913% due 10/25/2036 ~		3,167	1,663
Banc of America Commercial Mortgage Trust 5.822% due 02/10/2051 ~		830	889
Banc of America Funding Trust
1.955% due 10/20/2046 ^●		10,414	9,924
4.189% due 09/20/2035 ^~		67	64
4.271% due 06/25/2034 ~		16	16
4.351% due 05/20/2036 ^~		128	122
5.888% due 04/25/2037 ^þ		168	167
Banc of America Mortgage Trust
3.755% due 01/25/2036 ^~		28	26
3.846% due 11/20/2046 ^~		453	440
Barclays Commercial Mortgage Securities Trust
1.194% due 02/15/2033 ~(a)		13,400	20
2.440% due 02/15/2033 ●		4,199	4,176
2.790% due 02/15/2033 ●		1,800	1,790
2.990% due 02/15/2033 ●		1,300	1,293
3.790% due 02/15/2033 ●		900	897
4.840% due 02/15/2033 ●		5,800	5,811
BCAP LLC Trust
1.972% due 03/25/2037 ●		487	468
3.853% due 03/27/2036 ~		1,073	943
4.011% due 10/26/2037 ~		2,905	2,958
6.500% due 06/26/2037 ~		8,277	4,097
Bear Stearns Adjustable Rate Mortgage Trust 3.851% due 01/25/2035 ~		5	5
Bear Stearns ALT-A Trust
3.886% due 11/25/2035 ^~		622	587
3.988% due 09/25/2047 ~		17,474	14,527
Bear Stearns Commercial Mortgage Securities Trust 5.312% due 06/11/2041 ~		2,821	2,810
Bear Stearns Structured Products, Inc. Trust 4.001% due 01/26/2036 ^~		481	431
Brunel Residential Mortgage Securitisation PLC 1.005% due 01/13/2039 ●	GBP	7,595	9,918
Cascade Funding Mortgage Trust 4.000% due 10/25/2068 ~		$4,739	4,866
CD Mortgage Trust 5.648% due 10/15/2048		3,741	3,833
CGGS Commercial Mortgage Trust
2.640% due 02/15/2037 ●		3,320	3,316
3.090% due 02/15/2037 ●		1,320	1,318
4.040% due 02/15/2037 ●		3,250	3,259
Chase Mortgage Finance Trust
4.618% due 02/25/2037 ~		111	116
5.500% due 12/25/2022 ^		673	452
6.000% due 05/25/2036		17,630	13,731
Citigroup Commercial Mortgage Trust 2.840% due 07/15/2030 ●		3,834	3,808
CitiMortgage Alternative Loan Trust 6.500% due 06/25/2037 ^		81	82
Civic Mortgage LLC 4.349% due 11/25/2022 þ		141	141
COBALT CMBS Commercial Mortgage Trust 5.614% due 05/15/2046 ~		2,825	2,831
Countrywide Alternative Loan Trust
1.952% due 07/25/2036 ●		6,926	6,831
1.962% due 11/25/2036 ●		649	640
1.962% due 06/25/2046 ●		92	91
1.965% due 07/20/2046 ^●		143	106
1.972% due 04/25/2046 ●		2,130	1,989
2.045% due 09/20/2046 ●		1,059	681
2.192% due 02/25/2036 ●		211	158
2.275% due 11/20/2035 ^●		50	22
3.199% due 08/25/2046 ●		150	140
3.619% due 11/25/2047 ^●		1,579	1,427
5.000% due 08/25/2035		3,831	3,291
5.500% due 12/25/2035		383	379
5.500% due 03/25/2036 ^		56	40
6.000% due 12/25/2034		1,389	1,381
6.000% due 03/25/2036 ^		542	408
6.000% due 08/25/2036 ●		420	431
6.000% due 03/25/2037 ^		1,117	687
6.000% due 05/25/2037 ^		524	363
Countrywide Home Loan Mortgage Pass-Through Trust
2.062% due 04/25/2035 ●		292	288
2.432% due 03/25/2035 ●		130	119
2.912% due 04/25/2035 ~		182	168
3.502% due 02/20/2036 ^~		73	63
4.293% due 10/20/2034 ~		238	224
5.500% due 11/25/2035 ^		58	52
6.000% due 02/25/2037 ^		7,777	5,182
Countrywide Home Loan Reperforming REMIC Trust 2.152% due 03/25/2035 ^●		1,068	999

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2019 (Unaudited)

Credit Suisse Commercial Mortgage Trust 5.644% due 01/15/2049 ~		15,000	18,437
Credit Suisse First Boston Mortgage Securities Corp.
2.668% due 03/25/2032 ~		44	43
6.000% due 01/25/2036 ^		261	231
Credit Suisse Mortgage Capital Certificates 3.830% due 08/26/2058		3,411	3,439
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		50,846	45,039
Credit Suisse Mortgage Capital Trust
2.690% due 02/15/2031 ●		4,200	4,199
4.449% due 07/25/2050		16,012	16,476
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 1.942% due 03/25/2037 ^●		350	335
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.869% due 10/25/2036 ^þ		109	104
5.886% due 10/25/2036 ^þ		109	104
Downey Savings & Loan Association Mortgage Loan Trust 2.074% due 10/19/2036 ^●		342	276
Dragon Finance BV 1.794% due 07/13/2023 ●	GBP	2,695	3,480
Eurosail PLC 1.479% due 09/13/2045 ●		2,770	3,605
Finsbury Square PLC 1.768% due 06/16/2069 ●		5,578	7,403
First Horizon Asset Securities, Inc. 4.127% due 02/25/2036 ~		$101	99
First Horizon Mortgage Pass-Through Trust 5.750% due 05/25/2037 ^		116	81
FWD Securitization Trust 2.810% due 06/25/2049 ~		1,273	1,274
GSMPS Mortgage Loan Trust 4.116% due 06/25/2034 ~		2,572	2,532
GSR Mortgage Loan Trust 4.655% due 11/25/2035 ~		15	15
HarborView Mortgage Loan Trust 2.977% due 06/19/2045 ^●		958	625
Harvest Commercial Capital Loan Trust 3.290% due 09/25/2046 ~		11,328	11,279
Hawksmoor Mortgages 1.761% due 05/25/2053 ●	GBP	33,302	44,222
Impac Secured Assets Corp. 2.112% due 03/25/2036 ●		$2,840	2,438
Impac Secured Assets Trust 1.962% due 01/25/2037 ●		1	1
IMT Trust
2.440% due 06/15/2034 ●		300	299
2.690% due 06/15/2034 ●		328	327
2.840% due 06/15/2034 ●		200	200
IndyMac Mortgage Loan Trust
3.748% due 05/25/2037 ^~		1,920	1,839
3.794% due 09/25/2035 ^~		88	82
3.799% due 05/25/2037 ^~		2,041	1,628
3.890% due 08/25/2037 ~		299	295
JPMorgan Alternative Loan Trust
3.469% due 12/25/2036 ~		102	98
3.581% due 10/25/2036 ~		8,631	7,767
3.914% due 12/25/2035 ^~		734	642
4.107% due 05/25/2036 ^~		182	137
JPMorgan Chase Commercial Mortgage Securities Trust
5.855% due 06/12/2043 ~		6,323	6,343
5.856% due 05/15/2045 ~		3,356	3,358
6.183% due 02/12/2051 ~		5,241	5,340
JPMorgan Mortgage Trust
3.954% due 06/25/2037 ^~		503	442
4.106% due 07/25/2035 ~		43	44
4.174% due 08/25/2036 ^~		1,309	1,217
4.280% due 05/25/2036 ~		527	525
6.500% due 09/25/2035		294	285
Lanark Master Issuer PLC 2.669% due 12/22/2069 ●		9,620	9,649
Lavender Trust 6.250% due 10/26/2036		1,506	1,183
Lehman Mortgage Trust
6.000% due 08/25/2036 ^		807	774
6.000% due 09/25/2037 ^		266	272
Lehman XS Trust 1.982% due 09/25/2046 ●		284	283
MASTR Adjustable Rate Mortgages Trust 2.002% due 04/25/2046 ●		468	431
MASTR Alternative Loan Trust 6.750% due 07/25/2036		465	303
MASTR Reperforming Loan Trust 8.000% due 08/25/2034		2,357	2,514
Merrill Lynch Alternative Note Asset Trust
1.878% due 02/25/2037 ●		490	491

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2019 (Unaudited)

2.092% due 03/25/2037 ●		732	304
Merrill Lynch Mortgage Investors Trust 4.372% due 11/25/2035 ●		88	90
Merrill Lynch Mortgage Trust
5.377% due 11/12/2037 ~		2,927	2,925
5.601% due 07/12/2038 ~		2,563	2,589
Morgan Stanley Capital Trust
5.576% due 10/12/2052 ~		3,101	3,102
5.945% due 06/11/2042 ~		4,427	4,662
Morgan Stanley Mortgage Loan Trust 3.979% due 07/25/2035 ^~		30	29
Mortgage Equity Conversion Asset Trust 2.020% due 01/25/2042 ●		14,918	14,120
Motel 6 Trust
2.660% due 08/15/2034 ●		2,947	2,951
2.930% due 08/15/2034 ●		2,969	2,972
3.890% due 08/15/2034 ●		321	322
Nomura Asset Acceptance Corp. Alternative Loan Trust
1.982% due 06/25/2037 ●		5,815	4,730
4.325% due 04/25/2036 ^~		3,781	3,470
Nomura Resecuritization Trust 2.692% due 01/25/2037 ●		36,249	36,138
Pepper Residential Securities Trust 2.645% due 11/18/2060 ●		6,343	6,353
RBSSP Resecuritization Trust 3.909% due 01/26/2036 ~		6,592	6,394
Real Estate Asset Liquidity Trust 2.419% due 06/12/2054 ~	CAD	3,809	2,920
Residential Accredit Loans, Inc. Trust
1.952% due 01/25/2037 ●		$20,124	19,322
1.982% due 07/25/2036 ●		273	257
3.089% due 09/25/2046 ●		5,415	5,036
3.599% due 09/25/2045 ●		345	333
6.000% due 09/25/2036 ^		527	374
Residential Funding Mortgage Securities, Inc. Trust 5.298% due 08/25/2036 ^~		91	88
RESIMAC Bastille Trust 2.634% due 09/05/2057 ●		4,292	4,292
Ripon Mortgages PLC 1.602% due 08/20/2056 ●	GBP	4,756	6,307
RMAC PLC 1.479% due 06/12/2046 ●		404	532
Sequoia Mortgage Trust 2.545% due 09/20/2034 ●		$780	768
Silverstone Master Issuer PLC 2.536% due 01/21/2070 ●		3,816	3,818
Structured Adjustable Rate Mortgage Loan Trust
1.942% due 02/25/2037 ●		5,473	5,364
4.374% due 09/25/2035 ~		415	405
Structured Asset Mortgage Investments Trust
2.052% due 03/25/2037 ●		1,891	1,267
2.332% due 08/25/2035 ●		494	483
Structured Asset Securities Corp.
2.042% due 07/25/2035 ●		21,377	20,218
2.052% due 05/25/2043 ●		12,791	11,956
Structured Asset Securities Corp. Mortgage Loan Trust 2.042% due 05/25/2036 ●		21,611	18,888
Sutherland Commercial Mortgage Loans 3.192% due 05/25/2037 ~		1,968	1,956
TBW Mortgage-Backed Trust
1.972% due 01/25/2037 ●		18,868	7,520
5.970% due 09/25/2036 ^þ		473	35
Towd Point Mortgage Funding 0.000% due 07/20/2045 ●	GBP	103,800	137,491
Towd Point Mortgage Funding PLC 1.820% due 10/20/2051 ●		30,712	40,919
Twin Bridges PLC 1.659% due 09/12/2050 ●		943	1,249
Uropa Securities PLC
0.985% due 06/10/2059 ●		1,023	1,308
1.124% due 10/10/2040 ●		3,750	4,594
1.135% due 06/10/2059 ●		250	308
1.335% due 06/10/2059 ●		195	240
1.535% due 06/10/2059 ●		208	255
Wachovia Bank Commercial Mortgage Trust
5.438% due 11/15/2048 ~		$4,343	4,371
5.655% due 02/15/2051 ~		907	718
WaMu Commercial Mortgage Securities Trust 4.699% due 03/23/2045 ~		12,845	13,007
WaMu Mortgage Pass-Through Certificates Trust
2.072% due 11/25/2045 ●		629	609
3.137% due 12/25/2046 ●		253	254
3.439% due 11/25/2042 ●		94	92
3.868% due 02/25/2037 ^~		374	350
4.400% due 09/25/2033 ~		76	78

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2019 (Unaudited)

Warwick Finance Residential Mortgages PLC 1.800% due 09/21/2049 ●	GBP	4,003	5,313
Wells Fargo Commercial Mortgage Trust
2.591% due 12/13/2031 ●		$5,100	5,089
2.710% due 03/18/2028 ~		1,100	1,099
2.841% due 12/13/2031 ●		4,200	4,184
3.585% due 12/13/2031 ●		100	99
Wells Fargo Mortgage-Backed Securities Trust
4.425% due 11/25/2037 ^~		411	399
4.790% due 09/25/2033 ~		67	67
5.188% due 04/25/2036 ^~		1,483	1,461
Total Non-Agency Mortgage-Backed Securities (Cost $798,978)			804,198
ASSET-BACKED SECURITIES 19.3%
Aames Mortgage Trust
6.950% due 11/25/2031 þ		1,605	1,522
7.150% due 01/25/2032 þ		369	370
AccessLex Institute 2.157% due 09/26/2033 ●		6,149	6,013
Accredited Mortgage Loan Trust 2.052% due 09/25/2036 ●		2,938	2,886
ACE Securities Corp. Home Equity Loan Trust 2.557% due 08/25/2035 ●		126	127
Adams Mill CLO Ltd. 3.101% due 07/15/2026 ●		180	180
Aircraft Certificate Owner Trust 7.001% due 09/20/2022		84	87
Allegro CLO Ltd. 3.156% due 01/30/2026 ●		112	112
ALME Loan Funding DAC 0.750% due 01/15/2031 ●	EUR	14,300	16,040
Ameriquest Mortgage Securities Trust 2.132% due 04/25/2036 ●		$7,172	7,150
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.067% due 05/25/2033 ●		2,227	2,230
3.142% due 03/25/2033 ●		289	291
3.342% due 06/25/2033 ^●		2,414	2,332
Argent Securities Trust
1.942% due 06/25/2036 ●		1,346	500
1.982% due 03/25/2036 ●		7,391	6,863
2.032% due 07/25/2036 ●		1,241	553
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.742% due 05/25/2034 ●		793	753
Aspen Funding Ltd. 3.610% due 07/10/2037 ●		1,135	1,137
Babson CLO Ltd. 3.116% due 07/20/2025 ●		670	670
Bayview Opportunity Master Fund Trust
3.967% due 03/28/2034 þ		1,000	1,003
4.090% due 02/28/2034 þ		551	551
Bear Stearns Asset-Backed Securities Trust
2.032% due 06/25/2047 ●		1,000	993
2.142% due 06/25/2047 ●		25,753	22,667
3.392% due 10/25/2037 ●		22,194	21,485
3.742% due 08/25/2035 ●		9,341	8,799
Black Diamond CLO Designated Activity Co. 0.650% due 10/03/2029 ●	EUR	3,400	3,806
Black Diamond CLO Ltd. 3.052% due 02/06/2026 ●		$1,470	1,472
Capitalsource Real Estate Loan Trust
2.668% due 01/20/2037 ●		518	507
2.928% due 01/20/2037 ●		1,650	1,569
3.028% due 01/20/2037 ●		650	603
3.128% due 01/20/2037 ●		400	311
Carrington Mortgage Loan Trust
2.292% due 09/25/2035 ●		2,701	2,699
2.452% due 06/25/2035 ●		32,581	32,489
3.592% due 05/25/2035 ●		15,328	12,719
Castle Park CLO DAC 0.582% due 01/15/2028 ●	EUR	2,447	2,749
Castlelake Aircraft Securitization Trust 4.125% due 06/15/2043		$6,528	6,639
Cavendish Square Funding PLC
0.200% due 02/11/2055 ●	EUR	807	905
1.450% due 02/11/2055 ●		5,000	5,432
Cent CLO Ltd. 3.071% due 10/15/2026 ●		$16,250	16,230
Centex Home Equity Loan Trust 2.442% due 03/25/2033 ●		2,640	2,558
CIT Mortgage Loan Trust 3.292% due 10/25/2037 ●		14,373	14,597
Citigroup Mortgage Loan Trust, Inc.
2.082% due 11/25/2036 ●		400	389
2.252% due 10/25/2035 ^●		800	771
2.452% due 02/25/2035 ●		592	582

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2019 (Unaudited)

CNH Capital Canada Receivables Trust 2.103% due 02/15/2022	CAD	7,103	5,470
College Avenue Student Loans LLC
2.992% due 12/26/2047 ●		$2,450	2,403
3.442% due 11/26/2046 ●		1,213	1,212
4.130% due 12/26/2047		3,309	3,432
Conseco Finance Corp.
6.280% due 09/01/2030		5,319	5,637
7.500% due 03/01/2030 ~		3,492	2,252
Conseco Finance Securitizations Corp.
3.441% due 09/01/2033 ●		5,423	5,485
7.954% due 12/01/2033 ~		6,432	7,005
Countrywide Asset-Backed Certificates
1.932% due 05/25/2037 ●		4,498	4,316
1.932% due 06/25/2047 ^●		3,540	3,248
2.012% due 05/25/2037 ●		42,631	40,982
2.032% due 04/25/2037 ●		60	49
2.042% due 06/25/2047 ●		300	285
2.142% due 03/25/2036 ^●		6,171	5,684
2.512% due 11/25/2035 ●		1,033	1,028
Countrywide Asset-Backed Certificates Trust
1.942% due 03/25/2047 ^●		93	92
2.032% due 03/25/2047 ^●		6,698	6,145
2.062% due 09/25/2046 ●		1,771	1,404
2.532% due 08/25/2047 ●		49,683	49,238
2.692% due 04/25/2035 ●		4,150	4,228
3.367% due 12/25/2034 ●		1,205	1,215
4.740% due 10/25/2035 ~		22	22
5.499% due 02/25/2035 ~		4,460	4,278
Credit Suisse Mortgage Capital Asset-Backed Trust 2.392% due 09/25/2037 ●		225	221
Credit-Based Asset Servicing & Securitization CBO Ltd.
2.438% due 02/16/2041 ●		128,899	6,294
2.681% due 12/15/2034 ●		12,962	3,053
Credit-Based Asset Servicing & Securitization LLC 2.392% due 07/25/2035 ●		5,409	5,393
Credit-Based Asset Servicing & Securitization Trust 1.942% due 07/25/2036 ●		2,260	2,243
Crown Point CLO Ltd.
2.942% due 07/17/2028 ●		400	398
3.136% due 10/20/2028 ●		10,850	10,837
CWHEQ Revolving Home Equity Loan Resuritization Trust
1.980% due 12/15/2035 ●		14,448	14,088
2.000% due 05/15/2034 ●		3,305	3,275
CWHEQ Revolving Home Equity Loan Trust 1.970% due 02/15/2036 ●		7,419	7,213
Denali Capital CLO LLC 2.986% due 10/26/2027 ●		14,365	14,360
Dryden Euro CLO BV 0.620% due 05/17/2027 ●	EUR	1,951	2,189
Dryden Senior Loan Fund 2.886% due 10/15/2027 ●		$22,200	22,168
ECMC Group Student Loan Trust 2.842% due 05/25/2067 ●		2,589	2,582
EFS Volunteer LLC 2.790% due 10/25/2035 ●		2,116	2,097
Ellington Loan Acquisition Trust 2.892% due 05/25/2037 ●		18,703	18,725
EMC Mortgage Loan Trust 3.792% due 11/25/2030 ●		4,518	4,583
Euromax ABS Ltd. 0.000% due 04/18/2097 ●	EUR	8	9
First Franklin Mortgage Loan Trust
1.942% due 05/25/2036 ●		$4,440	4,177
2.032% due 04/25/2036 ●		7,600	7,152
Ford Auto Securitization Trust 2.198% due 03/15/2021	CAD	4,956	3,817
Fremont Home Loan Trust 1.932% due 11/25/2036 ●		$3,810	2,605
Glacier Funding CDO Ltd. 2.801% due 11/12/2042 ●		4,147	4,125
GMF Canada Leasing Trust 2.154% due 03/22/2021	CAD	3,414	2,629
GSAA Home Equity Trust
1.912% due 05/25/2047 ●		$1,580	1,206
2.012% due 03/25/2047 ●		7,262	3,990
2.242% due 08/25/2037 ●		344	338
2.442% due 06/25/2035 ●		5,750	5,808
GSAMP Trust
1.932% due 03/25/2047 ●		16,638	15,997
1.962% due 01/25/2037 ●		2,241	2,185
2.032% due 09/25/2036 ●		10,584	5,219
2.432% due 08/25/2033 ●		9,168	9,133
2.542% due 01/25/2034 ●		2,445	2,416
Harley Marine Financing LLC 5.682% due 05/15/2043 «		1,042	905

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2019 (Unaudited)

Harvest SBA Loan Trust 3.958% due 08/25/2044 ●		11,673	11,670
Hildene TruPS Securitization Ltd. 3.659% due 05/22/2039 ●		72,037	71,586
Home Equity Loan Trust
1.982% due 04/25/2037 ●		18,193	17,302
2.022% due 04/25/2037 ●		1,442	1,370
Home Equity Mortgage Loan Asset-Backed Trust
1.982% due 06/25/2036 ●		3,554	3,510
1.982% due 04/25/2037 ●		7,617	5,598
HSI Asset Loan Obligation Trust 1.852% due 12/25/2036 ●		70	31
Jamestown CLO Ltd. 2.691% due 07/15/2026 ●		3,208	3,207
JPMorgan Mortgage Acquisition Corp.
2.377% due 01/25/2036 ●		9,226	9,027
2.752% due 06/25/2035 ●		6,629	6,225
JPMorgan Mortgage Acquisition Trust 2.002% due 10/25/2036 ●		1,583	1,550
Jubilee CLO BV 0.422% due 07/12/2028 ●	EUR	2,450	2,745
LCM LP 3.006% due 10/20/2027 ●		$2,900	2,886
Legacy Mortgage Asset Trust
3.438% due 05/25/2059 þ		1,196	1,204
3.555% due 01/28/2070 ●		19,984	20,249
3.750% due 04/25/2059 þ		4,777	4,827
Lehman XS Trust
1.912% due 02/25/2037 ●		8,485	8,208
1.952% due 02/25/2037 ●		3,458	3,355
LoanCore Issuer Ltd. 2.870% due 05/15/2036 ●		17,300	17,303
Long Beach Mortgage Loan Trust
1.942% due 06/25/2036 ●		9,538	5,140
1.942% due 09/25/2036 ●		15,687	11,492
2.092% due 02/25/2036 ●		9,125	8,324
2.422% due 01/25/2046 ●		3,565	3,473
LP Credit Card ABS Master Trust 3.822% due 08/20/2024 ●		6,255	6,192
Madison Park Funding Ltd. 3.226% due 07/20/2026 ●		390	391
Marlette Funding Trust
2.690% due 09/17/2029		3,679	3,694
3.060% due 07/17/2028		544	545
3.130% due 07/16/2029		5,006	5,039
3.200% due 09/15/2028		552	553
3.710% due 12/15/2028		275	277
MASTR Asset-Backed Securities Trust 1.842% due 01/25/2037 ●		314	125
Merrill Lynch Mortgage Investors Trust
2.052% due 04/25/2037 ●		833	516
2.592% due 08/25/2035 ●		1,284	1,249
METAL LLC 4.581% due 10/15/2042		4,028	4,063
Morgan Stanley ABS Capital, Inc. Trust
2.062% due 03/25/2036 ●		5,668	5,642
2.497% due 12/25/2034 ●		122	116
Mountain View CLO Ltd. 2.801% due 10/15/2026 ●		8,007	8,004
National Collegiate Student Loan Trust
1.998% due 10/25/2033 ●		6,585	6,361
2.032% due 07/25/2030 ●		476	474
2.112% due 10/27/2031 ●		9,787	9,191
2.272% due 12/26/2033 ●		2,274	2,236
Navient Student Loan Trust 2.042% due 06/27/2067 ●		1,320	1,318
Nelnet Student Loan Trust 2.692% due 06/27/2067 ●		48,789	48,732
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.942% due 07/25/2036 ●		28,999	28,384
2.122% due 10/25/2036 ^●		2,349	777
NovaStar Mortgage Funding Trust
2.112% due 05/25/2036 ●		3,105	3,066
3.892% due 12/25/2034 ●		74	76
Ocean Trails CLO 3.151% due 07/15/2028 ●		2,250	2,250
Option One Mortgage Loan Trust Asset-Backed Certificates 2.252% due 11/25/2035 ●		809	795
Oscar U.S. Funding LLC
2.369% due 08/10/2020		158	159
2.490% due 08/10/2022		4,100	4,108
Ownit Mortgage Loan Trust 2.002% due 01/25/2037 ●		2,990	2,978
Palisades CDO Ltd. 2.603% due 07/22/2039 ●		20,992	20,744

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2019 (Unaudited)

Palmer Square Loan Funding Ltd.
2.810% due 11/15/2026 ●		380	380
2.836% due 10/24/2027 ●		7,983	7,984
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 2.282% due 09/25/2035 ●		12,188	12,142
People’s Choice Home Loan Securities Trust 2.737% due 05/25/2035 ^●		1,600	1,469
Quest Trust 2.082% due 08/25/2036 ●		12,073	10,513
Residential Asset Securities Corp. Trust
2.032% due 09/25/2036 ●		5,827	5,807
2.062% due 07/25/2036 ●		1,399	1,189
2.442% due 09/25/2035 ●		4,500	4,506
RMF Buyout Issuance Trust 3.436% due 11/25/2028 ~		3,839	3,845
Saranac CLO Ltd. 3.028% due 06/22/2030 ●		6,600	6,612
Saxon Asset Securities Trust
2.102% due 09/25/2037 ●		9,115	8,790
3.542% due 12/25/2037 ●		5,116	5,131
Saybrook Point CBO Ltd. 2.640% due 02/25/2036 ●		1,692	1,690
Securitized Asset-Backed Receivables LLC Trust 2.082% due 12/25/2035 ●		333	328
SLM Private Education Loan Trust 3.990% due 06/16/2042 ●		4,122	4,150
SLM Student Loan Trust
0.000% due 12/15/2023 ●	EUR	22	25
0.000% due 01/25/2024 ●		793	888
0.000% due 06/17/2024 ●		541	605
2.490% due 04/27/2026 ●		$590	590
3.440% due 04/25/2023 ●		3,178	3,190
SMB Private Education Loan Trust
2.040% due 09/15/2025 ●		3,050	3,048
2.340% due 09/15/2034		9,011	8,984
SoFi Professional Loan Program LLC
2.630% due 07/25/2040		18,902	18,876
2.892% due 10/27/2036 ●		284	286
SoFi Professional Loan Program Trust 3.120% due 02/25/2048		4,577	4,603
Soundview Home Loan Trust
1.902% due 01/25/2037 ●		11,440	9,128
1.942% due 03/25/2037 ●		4,515	4,370
1.962% due 07/25/2037 ●		7,931	7,215
1.992% due 06/25/2037 ●		56,191	44,773
2.742% due 09/25/2037 ●		1,136	1,076
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036		8,705	8,739
Springleaf Funding Trust 2.680% due 07/15/2030		6,200	6,205
Sprite Ltd. 4.250% due 12/15/2037		3,491	3,569
St Paul’s CLO DAC 0.850% due 08/20/2030 ●	EUR	30,600	34,244
Structured Asset Securities Corp. Mortgage Loan Trust 2.172% due 12/25/2035 ●		$6,116	6,026
Towd Point Mortgage Trust 2.792% due 05/25/2058 ●		5,364	5,395
Trainer Wortham First Republic CBO Ltd. 2.610% due 04/10/2037 ●		3,345	3,304
Tralee CLO Ltd. 3.076% due 10/20/2028 ●		1,500	1,493
TruPS Financials Note Securitization Ltd. 3.478% due 09/20/2039 ●		6,311	6,240
Upstart Securitization Trust 2.897% due 09/20/2029		2,098	2,104
WAVE Trust 3.844% due 11/15/2042		7,751	7,800
Total Asset-Backed Securities (Cost $1,211,864)			1,214,530
SOVEREIGN ISSUES 3.8%
Argentina Government International Bond
3.375% due 01/15/2023	EUR	890	456
3.380% due 12/31/2038 þ		190	99
3.750% due 12/31/2038 þ		$2,288	1,123
3.875% due 01/15/2022	EUR	2,600	1,400
4.000% due 03/06/2020 (h)	ARS	37,807	377
4.625% due 01/11/2023		$5,233	2,598
5.250% due 01/15/2028	EUR	17,000	8,478
5.625% due 01/26/2022		$460	239
5.875% due 01/11/2028		183	87
6.250% due 11/09/2047	EUR	100	51
6.875% due 01/26/2027		$300	150
6.875% due 01/11/2048		530	256
7.125% due 07/06/2036		150	73

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2019 (Unaudited)

7.500% due 04/22/2026		500	261
7.820% due 12/31/2033	EUR	853	554
15.500% due 10/17/2026	ARS	106,930	497
42.836% (BADLARPP + 2.000%) due 04/03/2022 ~		119,419	1,059
45.399% (BADLARPP + 3.250%) due 03/01/2020 ~		4,780	53
56.589% (ARLLMONP) due 06/21/2020 ~(a)		2,026,473	18,326
59.928% (BADLARPP) due 10/04/2022 ~(a)		5,952	105
Autonomous City of Buenos Aires Argentina 51.313% (BADLARPP + 5.000%) due 01/23/2022 ~(a)		47,360	593
Autonomous Community of Catalonia 4.900% due 09/15/2021	EUR	250	301
Brazil Letras do Tesouro Nacional 0.000% due 07/01/2020 (f)	BRL	119,465	29,092
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		$500	507
3.125% due 10/11/2027		900	944
Export-Credit Bank of Turkey 8.250% due 01/24/2024		1,000	1,090
Export-Import Bank of Korea 4.250% due 05/21/2020	AUD	4,600	3,264
Peru Government International Bond
5.350% due 08/12/2040	PEN	7,740	2,356
5.400% due 08/12/2034		8,416	2,674
5.940% due 02/12/2029		44,524	15,160
6.150% due 08/12/2032		4,776	1,641
6.350% due 08/12/2028		35,939	12,594
6.900% due 08/12/2037		26	10
6.950% due 08/12/2031		29,564	10,780
8.200% due 08/12/2026		32,136	12,343
Provincia de Buenos Aires
45.979% due 05/31/2022 ●	ARS	16,140	127
52.270% (BADLARPP + 3.750%) due 04/12/2025 ~(a)		9,410	71
Qatar Government International Bond 3.875% due 04/23/2023		$1,200	1,269
Saudi Government International Bond
2.875% due 03/04/2023		1,000	1,019
3.250% due 10/26/2026		29,000	30,086
3.625% due 03/04/2028		1,000	1,058
4.000% due 04/17/2025		18,000	19,438
4.375% due 04/16/2029		2,200	2,472
South Africa Government International Bond
4.850% due 09/30/2029		3,600	3,609
5.750% due 09/30/2049		2,400	2,342
Turkey Government International Bond
4.625% due 03/31/2025	EUR	6,500	7,727
5.600% due 11/14/2024		$11,500	11,722
5.625% due 03/30/2021		700	722
5.750% due 03/22/2024		1,200	1,230
6.350% due 08/10/2024		3,987	4,175
7.250% due 12/23/2023		8,400	9,111
7.625% due 04/26/2029		10,800	11,957
Ukraine Government International Bond 7.750% due 09/01/2021		400	424
Venezuela Government International Bond
6.000% due 12/09/2020 ^(c)		408	49
7.000% due 03/31/2038 ^(c)		124	15
7.650% due 04/21/2025 ^(c)		3,123	375
8.250% due 10/13/2024 ^(c)		2,021	243
9.000% due 05/07/2023 ^(c)		268	32
9.250% due 09/15/2027 ^(c)		729	87
9.250% due 05/07/2028 ^(c)		2,886	346
11.750% due 10/21/2026 ^(c)		130	16
11.950% due 08/05/2031 ^(c)		6,600	792
12.750% due 08/23/2022 ^(c)		930	112
Total Sovereign Issues (Cost $285,422)			240,217
		SHARES
COMMON STOCKS 0.2%
COMMUNICATION SERVICES 0.2%
Clear Channel Outdoor Holdings, Inc. (d)		2,065,869	5,908
iHeartMedia, Inc.		1,547	24
iHeartMedia, Inc. ’A’ (d)		114,998	1,944
			7,876
CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment Corp. (d)		34,648	471

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2019 (Unaudited)

Urbi Desarrollos Urbanos S.A.B. de C.V. (d)		82,130	4
			475
ENERGY 0.0%
Dommo Energia S.A. (d)(k)		384,191	280
Dommo Energia S.A. «		974,599	587
Dommo Energia S.A. SP - ADR «(d)		3,069	22
			889
FINANCIALS 0.0%
Hipotecaria Su Casita S.A. «		345,787	0
INDUSTRIALS 0.0%
Westmoreland Mining Holdings LLC «(k)		2,935	44
UTILITIES 0.0%
Eneva S.A. (d)(k)		43,806	476
Total Common Stocks (Cost $18,801)			9,760
WARRANTS 0.2%
COMMUNICATION SERVICES 0.2%
iHeartMedia, Inc.		748,945	12,657
Total Warrants (Cost $13,296)			12,657
PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.2%
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 ●(i)(j)		3,000,000	3,393
8.875% due 04/14/2021 ●(i)(j)		1,600,000	1,971
Banco Santander S.A. 6.250% due 09/11/2021 ●(i)(j)		500,000	598
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (i)		3,100,000	4,434
			10,396
INDUSTRIALS 0.1%
General Electric Co. 5.000% due 01/21/2021 ●(i)		5,673,000	5,565
Total Preferred Securities (Cost $15,445)			15,961
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (l) 0.1%			4,123
		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.0%
Cigna Corp. 2.250% (US0003M + 0.350%) due 03/17/2020 ~		$1,812	1,813
ARGENTINA TREASURY BILLS 0.1%
41.333% due 04/03/2020 «~		57,250	784
43.313% due 06/22/2020 «~		260,680	3,863
46.245% due 05/13/2020 – 05/28/2020 (e)(f)	ARS	154,705	2,086
			6,733
MEXICO TREASURY BILLS 0.0%
7.138% due 01/09/2020 (f)(g)	MXN	48,800	2,578
U.S. TREASURY BILLS 0.0%
1.673% due 01/16/2020 (f)(g)(p)		$1,566	1,565

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2019 (Unaudited)

Total Short-Term Instruments (Cost $18,480)		16,812
Total Investments in Securities (Cost $7,432,834)		7,459,188

	SHARES
INVESTMENTS IN AFFILIATES 3.7%
SHORT-TERM INSTRUMENTS 3.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.7%
PIMCO Short-Term Floating NAV Portfolio III	23,390,420	231,401
Total Short-Term Instruments (Cost $231,378)		231,401
Total Investments in Affiliates (Cost $231,378)		231,401
Total Investments 122.5% (Cost $7,664,212)		$7,690,589
Financial Derivative Instruments (m)(o) 0.0%(Cost or Premiums, net $(15,316))		1,460
Other Assets and Liabilities, net (22.5)%		(1,414,360)
Net Assets 100.0%		$6,277,689

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.
(k)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Apollo Aviation Securitization Equity Trust 4.212% due 11/15/2041	03/15/2018 - 08/02/2018	$8,191	$8,259	0.13%
Dommo Energia S.A.	12/21/2017 - 12/26/2017	100	280	0.00
Eneva S.A.	12/21/2017-12/03/2019	203	476	0.01
Westmoreland Mining Holdings LLC	03/26/2019	9	44	0.00
		$8,503	$9,059	0.14%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$4,123	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(4,210)	$4,123	$4,123
Total Repurchase Agreements						$(4,210)	$4,123	$4,123

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.8)%
Ginnie Mae, TBA	4.000%	01/01/2050	$11,400	$(11,833)	$(11,800)
Uniform Mortgage-Backed Security, TBA	2.500	01/01/2050	101,800	(100,344)	(100,606)
Uniform Mortgage-Backed Security, TBA	3.000	02/01/2050	50,300	(50,858)	(50,952)
Uniform Mortgage-Backed Security, TBA	5.000	01/01/2050	69,000	(73,725)	(73,783)
Total Short Sales (3.8)%				$(236,760)	$(237,141)
The average amount of borrowings outstanding during the period ended December 31, 2019 was $(44,372) at a weighted average interest rate of 2.008%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(1)	Includes accrued interest.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2019 (Unaudited)
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February 2020 Futures	$127.000	01/24/2020	466	$466	$(92)	$(44)
Put - CBOT U.S. Treasury 10-Year Note February 2020 Futures	127.500	01/24/2020	807	807	(253)	(151)
Put - CBOT U.S. Treasury 10-Year Note February 2020 Futures	128.000	01/24/2020	130	130	(41)	(43)
Put - CBOT U.S. Treasury 10-Year Note February 2020 Futures	128.500	01/24/2020	100	100	(33)	(55)
Call - CBOT U.S. Treasury 10-Year Note February 2020 Futures	129.000	01/24/2020	466	466	(129)	(124)
Call - CBOT U.S. Treasury 10-Year Note February 2020 Futures	130.500	01/24/2020	807	807	(301)	(38)
Call - CBOT U.S. Treasury 10-Year Note February 2020 Futures	131.000	01/24/2020	130	130	(35)	(4)
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	127.000	02/21/2020	54	54	(12)	(14)
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	130.000	02/21/2020	54	54	(17)	(13)
Total Written Options					$(913)	$(486)
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond March Futures	03/2020	126	$12,640	$(255)	$0	$(66)
Euro-BTP Italy Government Bond March Futures	03/2020	20	3,196	(38)	0	(9)
U.S. Treasury 10-Year Note March Futures	03/2020	4,739	608,591	(5,803)	0	(519)
				$(6,096)	$0	$(594)
SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2020	17	$(3,251)	$56	$21	$0
Euro-Buxl 30-Year Bond March Futures	03/2020	6	(1,335)	34	21	0
U.S. Treasury 5-Year Note March Futures	03/2020	1,220	(144,703)	536	28	0
United Kingdom Long Gilt March Futures	03/2020	986	(171,590)	1,438	1,659	(744)
				$2,064	$1,729	$(744)
Total Futures Contracts				$(4,032)	$1,729	$(1,338)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Kraft Heinz Foods Co.	(1.000)%	Quarterly	06/20/2022	0.328%	$1,400	$(16)	$(8)	$(24)	$1	$0
Sprint Communications, Inc.	(5.000)	Quarterly	06/20/2024	2.860	800	(111)	40	(71)	1	0
						$(127)	$32	$(95)	$2	$0
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
AT&T, Inc.	1.000%	Quarterly	12/20/2024	0.000%	$12,900	$122	$83	$205	$0	$(3)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.127	300	7	(2)	5	0	0
Bombardier, Inc.	5.000	Quarterly	06/20/2024	3.485	500	(5)	36	31	0	0
Bombardier, Inc.	5.000	Quarterly	12/20/2024	3.682	100	(5)	11	6	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.652	1,750	(83)	107	24	0	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2019 (Unaudited)

General Electric Co.	1.000	Quarterly	12/20/2024	0.857		4,200	(74)	104	30	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	0.994	EUR	4,000	(20)	23	3	1	0
Sprint Communications, Inc.	5.000	Quarterly	12/20/2021	1.142		$5,000	423	(42)	381	0	(1)
Volkswagen International Finance NV	1.000	Quarterly	12/20/2020	0.179	EUR	300	8	(5)	3	0	0
							$373	$315	$688	$1	$(4)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-33 5-Year Index	(5.000)%	Quarterly	12/20/2024		$42,917	$(2,811)	$(1,402)	$(4,213)	$15	$0
CDX.IG-31 5-Year Index	(1.000)	Quarterly	12/20/2023		16,200	(266)	(149)	(415)	1	0
CDX.IG-33 5-Year Index	(1.000)	Quarterly	12/20/2024		66,700	(1,349)	(405)	(1,754)	6	0
iTraxx Europe Main 31 5-Year Index	(1.000)	Quarterly	06/20/2024	EUR	63,420	(1,963)	(44)	(2,007)	21	0
iTraxx Europe Main 32 5-Year Index	(1.000)	Quarterly	12/20/2024		10,600	(316)	(19)	(335)	4	0
						$(6,705)	$(2,019)	$(8,724)	$47	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-28 5-Year Index	1.000%	Quarterly	12/20/2022	$970	$(36)	$30	$(6)	$0	$0
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023	4,900	(230)	111	(119)	0	0
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024	18,200	(587)	112	(475)	2	0
CDX.EM-32 5-Year Index	1.000	Quarterly	12/20/2024	25,400	(1,223)	378	(845)	4	0
					$(2,076)	$631	$(1,445)	$6	$0
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	5.830%	Maturity	01/02/2023		$78,100	$2	$55	$57	$4	$0
Pay	1-Year BRL-CDI	5.836	Maturity	01/02/2023		60,800	0	47	47	3	0
Pay	1-Year BRL-CDI	5.855	Maturity	01/02/2023		20,200	0	18	18	1	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021		5,900	22	2	24	2	0
Receive(6)	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022		29,700	372	5	377	13	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		280,000	2,668	(13,955)	(11,287)	228	0
Receive	3-Month USD-LIBOR	2.543	Semi-Annual	02/05/2024		11,900	0	(480)	(480)	8	0
Receive	3-Month USD-LIBOR	2.550	Semi-Annual	02/05/2024		11,900	0	(484)	(484)	8	0
Receive	3-Month USD-LIBOR	2.559	Semi-Annual	02/05/2024		11,900	0	(489)	(489)	8	0
Receive	3-Month USD-LIBOR	2.571	Semi-Annual	02/05/2024		5,900	0	(246)	(246)	4	0
Receive	3-Month USD-LIBOR	2.580	Semi-Annual	02/05/2024		17,800	0	(747)	(747)	12	0
Receive	3-Month USD-LIBOR	2.605	Semi-Annual	02/05/2024		17,800	0	(767)	(767)	12	0
Receive	3-Month USD-LIBOR	2.607	Semi-Annual	02/05/2024		5,900	0	(255)	(255)	4	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		38,000	(2,013)	617	(1,396)	41	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2024		34,600	889	(2,168)	(1,279)	33	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		241,100	(8,135)	(9,900)	(18,035)	434	0
Receive	3-Month USD-LIBOR	1.740	Semi-Annual	12/16/2026		7,300	(40)	68	28	16	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		42,700	2,785	(4,151)	(1,366)	119	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029		58,700	(516)	22	(494)	186	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		14,400	448	96	544	46	0
Receive(6)	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030		61,900	(736)	1,652	916	188	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030		35,800	(632)	345	(287)	111	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030		17,600	(17)	(120)	(137)	57	0
Receive(6)	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		31,200	1,804	131	1,935	104	0
Receive	3-Month USD-LIBOR	1.910	Semi-Annual	10/17/2049		4,900	(111)	341	230	53	0
Receive	3-Month USD-LIBOR	1.895	Semi-Annual	10/18/2049		4,900	(121)	368	247	53	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049		45,800	(182)	(1,265)	(1,447)	522	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		8,900	(64)	296	232	98	0
Receive(6)	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050		19,500	(34)	2,225	2,191	207	0
Receive(6)	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		48,300	(285)	4,323	4,038	519	0
Receive(6)	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		25,800	(92)	2,990	2,898	274	0
Receive(6)	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		2,700	(11)	159	148	29	0
Receive(6)	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		21,800	(66)	(611)	(677)	250	0
Receive	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023	ZAR	18,500	(6)	(15)	(21)	2	0
Receive	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2024		4,000	(2)	(13)	(15)	1	0
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		53,600	0	59	59	0	(12)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2019 (Unaudited)

Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	12,500	86	727	813	0	(21)
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		80,900	1,624	5,277	6,901	0	(142)
Receive(6)	6-Month EUR-EURIBOR	0.500	Annual	03/18/2025	EUR	11,400	111	153	264	26	0
Receive(6)	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		2,200	40	53	93	12	0
Receive(6)	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		17,400	966	1,141	2,107	268	0
Receive(6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030	GBP	3,500	36	87	123	27	0
Receive(6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050		8,200	200	836	1,036	174	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	01/18/2028	JPY	2,170,000	22	(503)	(481)	0	(16)
Receive	6-Month JPY-LIBOR	0.351	Semi-Annual	02/08/2028		920,000	0	(201)	(201)	0	(7)
Receive	6-Month JPY-LIBOR	0.301	Semi-Annual	02/13/2028		740,000	47	(180)	(133)	0	(5)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		4,280,000	293	(1,047)	(754)	0	(32)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		840,000	14	(208)	(194)	0	(7)
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		840,000	(1)	(205)	(206)	0	(7)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		24,060,000	(1,018)	(6,380)	(7,398)	0	(212)
Pay	28-Day MXN-TIIE	5.610	Lunar	07/07/2021	MXN	25,400	(72)	48	(24)	0	0
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021		16,400	(43)	30	(13)	0	0
Pay	28-Day MXN-TIIE	7.350	Lunar	11/17/2021		8,100	2	3	5	0	0
Pay	28-Day MXN-TIIE	7.388	Lunar	11/17/2021		6,300	2	2	4	0	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021		6,700	(1)	4	3	0	0
Pay	28-Day MXN-TIIE	7.538	Lunar	02/23/2022		4,200	2	2	4	0	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		2,000	0	4	4	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		3,400	0	6	6	0	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		37,200	17	53	70	0	0
Pay	28-Day MXN-TIIE	7.640	Lunar	01/03/2023		10,400	0	16	16	0	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/03/2023		2,000	0	3	3	0	0
Pay	28-Day MXN-TIIE	7.745	Lunar	01/05/2023		1,400	0	2	2	0	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		30,300	(7)	53	46	0	0
Pay	28-Day MXN-TIIE	7.805	Lunar	02/06/2023		3,400	0	6	6	0	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023		4,200	(1)	9	8	0	0
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026		2,700	(13)	8	(5)	0	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		6,600	(30)	19	(11)	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027		6,900	11	14	25	0	0
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027		2,900	6	6	12	0	0
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027		4,900	7	10	17	0	0
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		15,400	(17)	38	21	0	(1)
Pay	28-Day MXN-TIIE	7.370	Lunar	10/11/2027		31,500	(10)	76	66	0	(1)
Pay	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		1,100	0	5	5	0	0
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		100	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		18,500	(10)	(69)	(79)	1	0
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		1,200	0	(4)	(4)	0	0
Pay	28-Day MXN-TIIE	7.910	Lunar	12/30/2027		6,700	(5)	32	27	0	0
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		2,000	0	(4)	(4)	5	0
Pay	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		5,400	0	24	24	0	0
Pay	28-Day MXN-TIIE	7.165	Lunar	09/06/2032		2,500	(6)	9	3	0	0
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		800	3	(4)	(1)	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		21,100	(44)	77	33	0	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		24,500	22	(166)	(144)	0	0
							$(1,840)	$(21,985)	$(23,825)	$4,163	$(463)
Total Swap Agreements							$(10,375)	$(23,026)	$(33,401)	$4,219	$(467)
(n)	Securities with an aggregate market value of $48,087 and cash of $11,160 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2019 (Unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2020	AUD	10,468		$7,108	$0	$(240)
	01/2020		$3,505	MXN	70,044	186	0
BPS	01/2020	BRL	83,102		$20,629	11	(41)
	01/2020	EUR	13,456		15,001	0	(99)
	01/2020		$20,844	BRL	83,102	271	(457)
	01/2020		564	CLP	436,536	17	0
	01/2020		5,332	EUR	4,772	23	0
	01/2020		3,065	GBP	2,316	14	(11)
	02/2020	PEN	19,806		$5,837	0	(133)
	07/2020	BRL	52,389		12,636	0	(280)
BRC	01/2020	EUR	2,901		3,220	0	(35)
	01/2020	MXN	221,961		11,530	0	(176)
	01/2020		$1,197	EUR	1,073	8	0
	01/2020		35,921	MXN	705,952	1,313	0
	06/2020		11,285		221,961	173	0
BSH	01/2020	BRL	37,237		$9,238	0	(18)
	01/2020	MXN	118,844		6,152	0	(118)
	01/2020		$8,999	BRL	37,237	258	0
	05/2020		3,571	MXN	70,044	67	0
	07/2020	BRL	38,017		$9,109	0	(264)
CBK	01/2020		300,193		76,228	1,892	(289)
	01/2020	JPY	107,512		990	1	0
	01/2020	MXN	483,991		25,087	0	(440)
	01/2020	PEN	9,604		2,821	0	(77)
	01/2020		$74,746	BRL	300,193	280	(401)
	01/2020		3,639	CLP	2,856,279	160	0
	01/2020		1,583	TRY	9,171	0	(44)
	02/2020		27,121	BRL	110,393	297	0
	02/2020		1,341	CAD	1,766	19	0
	06/2020		24,549	MXN	483,991	434	0
	07/2020	BRL	29,058		$7,001	0	(163)
DUB	01/2020		110,322		27,371	0	(55)
	01/2020		$26,111	BRL	110,322	1,314	0
GLM	01/2020	BRL	71		$18	0	0
	01/2020	PEN	1,052		310	0	(7)
	01/2020		$17	BRL	71	0	0
	01/2020		142	CLP	111,506	6	0
	01/2020		21,466	TRY	125,809	0	(420)
	02/2020		11,491	RUB	736,681	321	0
	03/2020		2,467	IDR	35,225,182	63	0
HUS	01/2020	GBP	157,325		$203,167	0	(5,269)
	01/2020		$176	CLP	137,984	8	0
	02/2020	CAD	23,856		$17,992	0	(382)
JPM	01/2020	BRL	27,740		6,980	94	(10)
	01/2020		$7,279	BRL	27,740	0	(383)
	01/2020		2,212	TRY	12,869	0	(55)
MYI	01/2020	BRL	26,502		$6,603	15	0
	01/2020		$6,876	BRL	26,502	2	(291)
	01/2020		737	TRY	4,305	0	(14)
	02/2020	NZD	24,778		$15,846	0	(844)
	02/2020		$1,685	CAD	2,224	28	0
	03/2020		10,066	RUB	654,097	388	0
RYL	01/2020	CLP	1,012,837		$1,330	0	(17)
	01/2020		$1,506	CLP	1,150,979	25	0
	03/2020	CNH	752		$104	0	(4)
SCX	01/2020	GBP	156,499		201,609	0	(5,731)
	01/2020		$1,566	TRY	9,134	0	(33)
SOG	01/2020		46,550	RUB	3,052,283	2,539	0
TOR	01/2020	EUR	339,037		$374,437	0	(6,027)
	01/2020		$952	CLP	747,773	43	0
	02/2020		1,431	CAD	1,881	18	0
Total Forward Foreign Currency Contracts						$10,288	$(22,828)
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475%	02/19/2020	59,700	$(27)	$(97)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.725	02/19/2020	59,700	(42)	(10)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	27,000	(17)	(23)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	10,700	(8)	(16)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	27,000	(30)	(8)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	10,700	(13)	(2)
BPS	Put - OTC CDX.HY-33 5-Year Index	Sell	100.000	03/18/2020	6,800	(29)	(6)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	12,900	(17)	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2019 (Unaudited)

	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475	02/19/2020	14,500	(7)	(24)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.800	02/19/2020	14,500	(8)	(2)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	7,300	(4)	(14)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	7,300	(10)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	02/19/2020	13,800	(8)	(18)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	4,500	(2)	(10)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	18,300	(25)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	14,900	(23)	(1)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	19,900	(16)	(30)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	19,900	(25)	(4)
BRC	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	8,500	(5)	(19)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	8,500	(17)	(1)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	50,200	(25)	(43)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	50,200	(59)	(15)
CBK	Put - OTC CDX.HY-32 5-Year Index	Sell	97.500	01/15/2020	21,100	(44)	0
	Put - OTC CDX.HY-33 5-Year Index	Sell	100.000	03/18/2020	24,900	(95)	(22)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	12,900	(17)	0
	Put - OTC CDX.IG-33 5-Year Index	Sell	1.000	01/15/2020	21,100	(18)	0
	Put - OTC CDX.IG-33 5-Year Index	Sell	1.200	01/15/2020	34,200	(17)	0
	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475	02/19/2020	80,400	(50)	(131)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.625	02/19/2020	80,400	(80)	(21)
DBL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	14,800	(8)	(29)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	14,800	(22)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	02/19/2020	31,400	(12)	(21)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	02/19/2020	31,400	(28)	(5)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	7,800	(6)	(12)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	7,800	(12)	(1)
FBF	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	14,100	(16)	0
GST	Put - OTC CDX.IG-32 5-Year Index	Sell	2.900	06/17/2020	45,500	(41)	0
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	3.000	06/17/2020	48,200	(49)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	9,220	(8)	(14)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	9,220	(9)	(2)
JLN	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	10,100	(6)	(9)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	10,100	(11)	(3)
JPM	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	10,500	(10)	(16)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	10,500	(12)	(2)
MEI	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	7,000	(5)	(16)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	7,000	(8)	(1)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	9,900	(8)	(15)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	9,900	(11)	(2)
						$(1,020)	$(667)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.620%	01/02/2020	17,700	$(46)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.870	01/02/2020	17,700	(48)	(57)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	01/21/2020	6,600	(17)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.030	01/21/2020	6,600	(13)	(11)
BPS	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.510	02/10/2020	10,000	(35)	(8)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.850	02/10/2020	10,000	(33)	(38)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.570	02/05/2020	13,700	(60)	(10)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.930	02/05/2020	13,700	(60)	(83)
DUB	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.380	02/03/2020	13,800	(54)	(2)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.740	02/03/2020	13,800	(33)	(98)
GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.520	01/24/2020	13,140	(28)	(5)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.820	01/24/2020	13,140	(34)	(47)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.870	01/21/2020	6,600	(43)	(31)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.870	01/21/2020	6,600	(43)	(47)
MYC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.410	01/03/2020	13,800	(27)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.690	01/03/2020	13,800	(26)	(100)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.645	01/13/2020	7,000	(20)	(2)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2019 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900	01/13/2020	7,000	(14)	(33)
						$(634)	$(583)
Total Written Options						$(1,654)	$(1,250)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	HSBC Holdings PLC	(1.000)%	Quarterly	06/20/2024	0.828%	EUR	100	$2	$(3)	$0	$(1)
CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(3)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Argentine Republic Government International Bond	5.000%	Quarterly	12/20/2021	105.219%	$400	$10	$(227)	$0	$(217)
	Huarong Finance Co. Ltd.	1.000	Quarterly	10/23/2020	0.498	6,600	(6)	46	40	0
	New York State General Obligation Bonds, Series 2005	1.850	Quarterly	03/20/2021	0.094	1,900	0	42	42	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.150	300	(12)	17	5	0
BPS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.559	1,200	(15)	36	21	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.685	1,600	(26)	48	22	0
BRC	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	89.488	900	11	(501)	0	(490)
	Brazil Government International Bond	1.000	Quarterly	06/20/2023	0.671	400	(19)	24	5	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	0.958	100	(10)	10	0	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.150	3,500	(170)	229	59	0
CBK	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	89.488	947	26	(542)	0	(516)
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.991	1,600	(28)	29	1	0
	California State General Obligation Bonds, Series 2003	3.050	Quarterly	12/20/2020	0.070	6,000	0	181	181	0
	California State General Obligation Bonds, Series 2003	2.650	Quarterly	03/20/2021	0.085	1,800	210	(152)	58	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.631	200	(2)	5	3	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.727	600	2	6	8	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.494	100	(1)	3	2	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.685	3,400	(55)	102	47	0
DUB	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	89.488	700	37	(418)	0	(381)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	0.958	100	(9)	9	0	0
FBF	South Africa Government International Bond	1.000	Quarterly	12/20/2020	0.501	1,325	(51)	58	7	0
GST	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	89.488	800	41	(477)	0	(436)
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	0.883	200	(6)	7	1	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.991	1,900	(30)	31	1	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.510	1,100	(17)	38	21	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.559	3,600	(74)	136	62	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.784	2,200	(18)	41	23	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	0.397	1,200	(219)	234	15	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2022	0.563	1,400	(124)	139	15	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.150	3,900	(131)	197	66	0
	Russia Government International Bond	1.000	Quarterly	12/20/2024	0.556	7,700	48	118	166	0
	South Africa Government International Bond	1.000	Quarterly	03/20/2020	0.235	2,000	(123)	127	4	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.501	3,500	(149)	76	0	(73)
HUS	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	89.488	1,300	31	(739)	0	(708)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2019 (Unaudited)

	Brazil Government International Bond	1.000	Quarterly	03/20/2020	0.275	6,200	16	(4)	12	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2023	0.746	500	(16)	21	5	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	0.883	4,800	(140)	166	26	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.559	6,900	(101)	220	119	0
JPM	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	89.488	100	1	(56)	0	(55)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.559	5,000	(99)	186	87	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.685	700	(11)	21	10	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	0.805	300	(21)	22	1	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.784	13,900	(83)	230	147	0
	New York State General Obligation Bonds, Series 2005	1.950	Quarterly	12/20/2020	0.075	6,000	0	114	114	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2020	0.501	2,760	(90)	104	14	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	2.668	100	(16)	9	0	(7)
NGF	Russia Government International Bond	1.000	Quarterly	06/20/2023	0.328	11,900	(335)	611	276	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.223	600	4	8	12	0
UAG	Avolon Holdings Ltd. «	5.000	Quarterly	07/01/2020	0.654	200	12	(7)	5	0
							$(1,758)	$578	$1,703	$(2,883)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
								Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	CDX.MCDX-30 5-Year Index	1.000%	Quarterly	06/20/2023	$3,600	$89	$0	$89	$0
DUB	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	5,400	(127)	186	59	0
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	14,000	(126)	230	104	0
FBF	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	1,300	(9)	10	1	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	42,500	(338)	805	467	0
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	6,100	(33)	79	46	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	11,226	63	33	96	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	12,200	(458)	618	160	0
MEI	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	3,400	(25)	28	3	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,500	(79)	117	38	0
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	4,500	(27)	61	34	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	53,400	(201)	243	42	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	5,200	(203)	271	68	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	12,100	7	126	133	0
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	42,400	(282)	598	316	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	149,400	(481)	599	118	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	184,503	1,612	(31)	1,581	0
						$(618)	$3,973	$3,355	$0
INTEREST RATE SWAPS
									Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	Pay	3-Month USD-LIBOR	3.850%	Semi-Annual	07/13/2022	$400,000	$0	$9,419	$9,419	$0
Total Swap Agreements							$(2,374)	$13,967	$14,477	$(2,884)
(p)	Securities with an aggregate market value of $14,357 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2019 (Unaudited)

(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$149,373	$40,168	$189,541
Corporate Bonds & Notes
Banking & Finance	0	1,108,873	813	1,109,686
Industrials	0	1,019,639	4,302	1,023,941
Utilities	0	179,755	0	179,755
Convertible Bonds & Notes
Industrials	0	384	0	384
Utilities	0	94	0	94
Municipal Bonds & Notes
Illinois	0	639	0	639
Puerto Rico	0	735	0	735
Texas	0	832	0	832
U.S. Government Agencies	0	2,220,130	0	2,220,130
U.S. Treasury Obligations	0	419,316	0	419,316
Non-Agency Mortgage-Backed Securities	0	804,198	0	804,198
Asset-Backed Securities	0	1,213,625	905	1,214,530
Sovereign Issues	0	240,217	0	240,217
Common Stocks
Communication Services	7,852	24	0	7,876
Consumer Discretionary	475	0	0	475
Energy	280	0	609	889
Industrials	0	0	44	44
Utilities	476	0	0	476
Warrants
Communication Services	0	12,657	0	12,657
Preferred Securities
Banking & Finance	0	10,396	0	10,396
Industrials	0	5,565	0	5,565
Short-Term Instruments
Repurchase Agreements	0	4,123	0	4,123
Short-Term Notes	0	1,813	0	1,813
Argentina Treasury Bills	0	2,086	4,647	6,733
Mexico Treasury Bills	0	2,578	0	2,578
U.S. Treasury Bills	0	1,565	0	1,565
	$9,083	$7,398,617	$51,488	$7,459,188
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$231,401	$0	$0	$231,401
Total Investments	$240,484	$7,398,617	$51,488	$7,690,589
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(237,141)	$0	$(237,141)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,729	4,219	0	5,948
Over the counter	0	24,760	5	24,765
	$1,729	$28,979	$5	$30,713
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,338)	(953)	0	(2,291)
Over the counter	0	(26,962)	0	(26,962)
	$(1,338)	$(27,915)	$0	$(29,253)
Total Financial Derivative Instruments	$391	$1,064	$5	$1,460
Totals	$240,875	$7,162,540	$51,493	$7,454,908

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO Low Duration Portfolio	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 102.4% ¤
CORPORATE BONDS & NOTES 24.4%
BANKING & FINANCE 18.7%
ABN AMRO Bank NV 2.450% due 06/04/2020	$1,040	$1,042
AIA Group Ltd. 2.428% (US0003M + 0.520%) due 09/20/2021 ~	1,700	1,701
American International Group, Inc. 4.875% due 06/01/2022	138	147
American Tower Corp. 3.000% due 06/15/2023	1,700	1,741
Aviation Capital Group LLC 2.606% (US0003M + 0.670%) due 07/30/2021 ~	2,000	2,000
Bank of America Corp.
2.936% (US0003M + 1.000%) due 04/24/2023 ~	1,000	1,012
3.093% due 10/01/2025 ●	1,900	1,961
3.499% due 05/17/2022 ●	2,200	2,244
3.550% due 03/05/2024 ●	1,700	1,765
Bank of New York Mellon Corp.
2.050% due 05/03/2021	600	602
2.450% due 11/27/2020	140	141
2.500% due 04/15/2021	200	201
2.600% due 08/17/2020	160	161
Banque Federative du Credit Mutuel S.A. 2.926% (US0003M + 0.960%) due 07/20/2023 ~	2,600	2,637
Barclays PLC
3.200% due 08/10/2021	900	913
3.250% due 01/12/2021	3,100	3,132
3.635% (US0003M + 1.625%) due 01/10/2023 ~	500	507
4.338% due 05/16/2024 ●	400	422
BNP Paribas S.A. 4.705% due 01/10/2025 ●	3,000	3,249
BOC Aviation Ltd. 3.072% (US0003M + 1.125%) due 09/26/2023 ~	2,800	2,818
BPCE S.A.
2.250% due 01/27/2020	1,500	1,500
3.000% due 05/22/2022	2,000	2,037
Canadian Imperial Bank of Commerce 2.341% (SOFRRATE + 0.800%) due 03/17/2023 ~	3,000	3,011
Capital One Financial Corp. 2.500% due 05/12/2020	2,000	2,003
CC Holdings GS LLC 3.849% due 04/15/2023	970	1,017
Citigroup, Inc.
2.700% due 03/30/2021	2,000	2,019
2.900% (US0003M + 0.960%) due 04/25/2022 ~	2,000	2,027
3.700% due 01/12/2026	600	640
3.750% due 06/16/2024	450	478
Cooperatieve Rabobank UA 2.807% (US0003M + 0.860%) due 09/26/2023 ~	5,500	5,530
Credit Suisse AG 3.000% due 10/29/2021	610	622
Credit Suisse Group AG
2.593% due 09/11/2025 ●	300	301
3.574% due 01/09/2023	1,500	1,541
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020	1,400	1,413
3.450% due 04/16/2021	400	407
3.800% due 06/09/2023	900	942
4.550% due 04/17/2026	700	777
Deutsche Bank AG
3.149% (US0003M + 1.230%) due 02/27/2023 ~	500	490
4.250% due 10/14/2021	1,300	1,337
Discover Bank 4.200% due 08/08/2023	2,000	2,127
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025	709	730
GE Capital International Funding Co. Unlimited Co. 2.342% due 11/15/2020	3,515	3,518
General Motors Financial Co., Inc. 3.550% due 04/09/2021	500	510
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 ●	5,300	5,375
3.080% (US0003M + 1.170%) due 11/15/2021 ~	2,000	2,016

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2019 (Unaudited)

3.691% due 06/05/2028 ●	1,000	1,062
4.000% due 03/03/2024	1,200	1,279
Guardian Life Global Funding 2.000% due 04/26/2021	700	701
Harley-Davidson Financial Services, Inc.
2.150% due 02/26/2020	250	250
2.400% due 06/15/2020	1,100	1,100
HSBC Holdings PLC
3.033% due 11/22/2023 ●	1,000	1,023
3.600% due 05/25/2023	600	626
3.803% due 03/11/2025 ●	4,900	5,143
3.950% due 05/18/2024 ●	1,050	1,105
ING Groep NV
3.150% due 03/29/2022	2,550	2,608
4.100% due 10/02/2023	250	266
Jackson National Life Global Funding
2.250% due 04/29/2021	200	201
2.368% (US0003M + 0.480%) due 06/11/2021 ~	300	301
3.300% due 06/11/2021	2,100	2,142
JPMorgan Chase & Co.
2.295% due 08/15/2021	2,400	2,406
2.400% due 06/07/2021	200	201
3.220% due 03/01/2025 ●	2,400	2,488
3.797% due 07/23/2024 ●	5,000	5,270
Lloyds Banking Group PLC
2.728% (US0003M + 0.800%) due 06/21/2021 ~	1,200	1,207
3.574% due 11/07/2028 ●	3,400	3,551
4.450% due 05/08/2025	1,100	1,201
MetLife, Inc. 3.000% due 03/01/2025	500	520
Mitsubishi UFJ Financial Group, Inc.
2.757% due 09/13/2026	1,250	1,267
3.455% due 03/02/2023	2,000	2,075
Mizuho Financial Group, Inc. 3.477% due 04/12/2026	2,700	2,830
Morgan Stanley
3.737% due 04/24/2024 ●	3,900	4,076
5.500% due 07/28/2021	1,900	2,002
MUFG Union Bank N.A. 2.100% due 12/09/2022	2,000	2,005
Nationwide Building Society 4.363% due 08/01/2024 ●	1,600	1,697
New York Life Global Funding 2.000% due 04/13/2021	1,000	1,003
Nissan Motor Acceptance Corp.
2.150% due 09/28/2020	400	399
2.250% due 01/13/2020	1,000	1,000
2.558% (US0003M + 0.630%) due 09/21/2021 ~	2,400	2,402
2.891% (US0003M + 0.890%) due 01/13/2022 ~	2,000	2,010
3.150% due 03/15/2021	1,100	1,111
3.650% due 09/21/2021	700	715
Oversea-Chinese Banking Corp. Ltd. 2.354% (US0003M + 0.450%) due 05/17/2021 ~	2,500	2,505
PNC Bank N.A. 2.450% due 11/05/2020	1,280	1,286
Pricoa Global Funding 2.550% due 11/24/2020	1,165	1,172
Principal Life Global Funding 2.150% due 01/10/2020	3,500	3,500
Protective Life Global Funding 2.615% due 08/22/2022	2,000	2,023
Qatari Diar Finance QSC 5.000% due 07/21/2020	2,300	2,339
QNB Finance Ltd. 2.875% due 04/29/2020	1,400	1,403
Royal Bank of Scotland Group PLC 3.498% due 05/15/2023 ●	1,000	1,024
Santander Holdings USA, Inc. 3.400% due 01/18/2023	1,700	1,743
Santander UK Group Holdings PLC
2.875% due 10/16/2020	1,600	1,609
3.125% due 01/08/2021	1,000	1,009
SMBC Aviation Capital Finance DAC 2.650% due 07/15/2021	1,100	1,108
Societe Generale S.A. 3.357% due 04/08/2021 ●	400	405
State Bank of India 2.993% (US0003M + 0.950%) due 04/06/2020 ~	1,000	1,001
Sumitomo Mitsui Financial Group, Inc.
2.442% due 10/19/2021	900	908
2.696% due 07/16/2024	2,900	2,941
Svenska Handelsbanken AB 2.400% due 10/01/2020	2,300	2,308
Synchrony Financial 3.132% (US0003M + 1.230%) due 02/03/2020 ~	900	901

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2019 (Unaudited)

Toyota Motor Credit Corp. 2.304% due 05/17/2022 ●	100	100
U.S. Bank N.A. 2.256% (US0003M + 0.320%) due 04/26/2021 ~	2,650	2,657
UBS AG 2.450% due 12/01/2020	2,250	2,258
UBS Group AG
2.859% due 08/15/2023 ●	1,500	1,524
2.950% due 09/24/2020	1,610	1,621
Waha Aerospace BV 3.925% due 07/28/2020	92	93
WEA Finance LLC 3.250% due 10/05/2020	400	403
Wells Fargo & Co.
3.000% due 04/22/2026	1,800	1,851
3.046% (US0003M + 1.110%) due 01/24/2023 ~	5,300	5,371
3.300% due 09/09/2024	2,000	2,098
		177,168
INDUSTRIALS 4.9%
AbbVie, Inc. 2.300% due 11/21/2022	3,500	3,519
America West Airlines Pass-Through Trust 8.057% due 01/02/2022	80	82
American Airlines Pass-Through Trust 3.375% due 11/01/2028	1,477	1,535
Apple, Inc. 1.700% due 09/11/2022	2,000	1,998
Arrow Electronics, Inc. 4.500% due 03/01/2023	1,800	1,900
BMW U.S. Capital LLC 2.000% due 04/11/2021	1,000	1,001
Continental Airlines Pass-Through Trust 4.150% due 10/11/2025	995	1,047
CVS Health Corp. 4.750% due 12/01/2022	2,381	2,541
Daimler Finance North America LLC
2.300% due 01/06/2020	1,500	1,500
2.331% (US0003M + 0.430%) due 02/12/2021 ~	1,900	1,902
Dell International LLC 5.450% due 06/15/2023	200	217
Delta Air Lines Pass-Through Trust 6.821% due 02/10/2024	288	313
Dominion Energy Gas Holdings LLC 2.800% due 11/15/2020	350	353
EMD Finance LLC 2.400% due 03/19/2020	200	200
Enbridge, Inc. 2.594% (US0003M + 0.700%) due 06/15/2020 ~	1,200	1,202
Equifax, Inc. 2.780% (US0003M + 0.870%) due 08/15/2021 ~	1,500	1,506
General Electric Co. 2.894% (US0003M + 1.000%) due 03/15/2023 ~	500	502
Georgia-Pacific LLC 5.400% due 11/01/2020	700	720
Hyundai Capital America 2.699% due 09/18/2020 ●	2,900	2,906
Imperial Brands Finance PLC 2.950% due 07/21/2020	1,400	1,404
JetBlue Pass-Through Trust 2.750% due 11/15/2033	2,500	2,534
Kinder Morgan Energy Partners LP 6.850% due 02/15/2020	2,300	2,312
Ooredoo International Finance Ltd. 4.750% due 02/16/2021	1,300	1,341
Reynolds American, Inc. 3.250% due 06/12/2020	1,200	1,206
Shire Acquisitions Investments Ireland DAC 2.400% due 09/23/2021	500	503
Sprint Spectrum Co. LLC 3.360% due 03/20/2023	1,356	1,370
Tyson Foods, Inc. 2.345% (US0003M + 0.450%) due 08/21/2020 ~	600	601
United Airlines Pass-Through Trust 4.550% due 02/25/2033	1,543	1,670
United Technologies Corp. 2.554% (US0003M + 0.650%) due 08/16/2021 ~	2,100	2,100
VMware, Inc. 2.300% due 08/21/2020	1,500	1,502
Volkswagen Group of America Finance LLC
2.500% due 09/24/2021	770	777
3.875% due 11/13/2020	1,700	1,728

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2019 (Unaudited)

Zimmer Biomet Holdings, Inc. 2.653% (US0003M + 0.750%) due 03/19/2021 ~	2,300	2,300
		46,292
UTILITIES 0.8%
AT&T, Inc.
3.000% due 06/30/2022	2,500	2,555
3.200% due 03/01/2022	1,000	1,024
Progress Energy, Inc. 4.400% due 01/15/2021	92	94
Sinopec Group Overseas Development Ltd.
2.250% due 09/13/2020	3,200	3,201
4.375% due 04/10/2024	500	540
		7,414
Total Corporate Bonds & Notes (Cost $227,775)		230,874
MUNICIPAL BONDS & NOTES 1.4%
ARIZONA 0.1%
University of Arizona Revenue Bonds, (BABs), Series 2010 6.423% due 08/01/2035	900	922
CALIFORNIA 0.1%
California State General Obligation Bonds, (BABs), Series 2010 7.950% due 03/01/2036	290	293
University of California Revenue Notes, Series 2013 2.300% due 05/15/2021	250	252
		545
COLORADO 0.1%
University of Colorado Revenue Notes, Series 2015 2.001% due 06/01/2020	485	485
DISTRICT OF COLUMBIA 0.0%
District of Columbia Revenue Bonds, (BABs), Series 2009 4.793% due 12/01/2021	250	263
GEORGIA 0.0%
Cobb-Marietta Coliseum & Exhibit Hall Authority, Georgia Revenue Notes, Series 2015 2.700% due 01/01/2022	340	345
IDAHO 0.1%
Idaho Energy Resources Authority Revenue Notes, Series 2017 2.297% due 09/01/2023	1,200	1,216
MASSACHUSETTS 0.0%
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009 6.423% due 05/01/2029	40	40
NEW YORK 0.4%
New York State Dormitory Authority Revenue Notes, Series 2019 2.756% due 07/01/2021	1,580	1,602
New York State Urban Development Corp. Revenue Notes, Series 2017 2.100% due 03/15/2022	1,685	1,689
Port Authority of New York & New Jersey Revenue Notes, Series 2014 2.529% due 10/15/2020	520	523
		3,814
OREGON 0.3%
Port of Morrow, Oregon Revenue Notes, Series 2016 1.809% due 09/01/2022	3,100	3,094
SOUTH DAKOTA 0.2%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013 3.539% due 06/01/2022	2,205	2,244
WASHINGTON 0.1%
Energy Northwest, Washington Revenue Notes, Series 2012 2.653% due 07/01/2020	770	773
Total Municipal Bonds & Notes (Cost $13,655)		13,741
U.S. GOVERNMENT AGENCIES 28.6%
Fannie Mae
1.625% due 10/15/2024	15,500	15,418

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2019 (Unaudited)

2.000% due 01/05/2022	6,200	6,248
2.032% due 06/25/2037 ●	93	92
2.221% due 12/25/2046 ●	1,443	1,443
2.231% due 10/25/2046 ●	1,591	1,592
2.242% due 06/25/2049 - 07/25/2049 ●	7,133	7,117
2.281% due 01/25/2047 ●	1,602	1,603
2.302% due 03/25/2041 ●	1,502	1,496
3.980% due 07/01/2021	710	729
4.105% due 07/01/2034 ●	116	121
4.482% due 10/01/2037 ●	134	142
Freddie Mac
2.131% due 10/15/2037 ●	1,588	1,573
2.281% due 07/15/2041 ●	1,845	1,844
2.500% due 09/25/2048	10,052	10,031
3.000% due 08/15/2046	1,614	1,653
3.500% due 01/01/2049	2,022	2,080
4.000% due 09/01/2048 - 10/01/2048	21,365	22,263
4.500% due 02/01/2049	15,459	16,276
4.731% due 06/01/2037 ●	162	172
Ginnie Mae
2.124% due 08/20/2065 ●	2,746	2,734
2.215% due 02/20/2049 ●	14,931	14,929
2.234% due 02/20/2067 ●	2,330	2,325
2.294% due 10/20/2065 ●	2,171	2,169
2.314% due 07/20/2063 ●	910	910
2.344% due 06/20/2065 ●	1,499	1,496
2.354% due 06/20/2065 ●	977	975
2.374% due 03/20/2065 ●	1,883	1,881
2.424% due 12/20/2064 - 11/20/2065 ●	3,741	3,748
2.467% due 09/20/2065 ●	1,640	1,637
2.544% due 02/20/2066 ●	433	434
2.654% due 04/20/2066 ●	3,529	3,560
2.674% due 04/20/2066 ●	4,752	4,800
2.774% due 01/20/2067 ●	2,044	2,074
Tennessee Valley Authority STRIPS 2.250% due 03/15/2020	2,300	2,303
Uniform Mortgage-Backed Security
3.000% due 12/01/2049	4,986	5,057
3.500% due 09/01/2048 - 07/01/2049	55,765	57,333
4.000% due 09/01/2048 - 03/01/2049	35,346	36,754
4.500% due 08/01/2048 - 01/01/2049	4,769	5,030
5.500% due 04/01/2034 - 04/01/2039	240	267
Uniform Mortgage-Backed Security, TBA
2.500% due 02/01/2050	3,000	2,963
3.000% due 02/01/2035 - 02/01/2050	14,600	14,880
3.500% due 02/01/2035	10,300	10,674
Total U.S. Government Agencies (Cost $269,264)		270,826
U.S. TREASURY OBLIGATIONS 27.4%
U.S. Treasury Notes
1.500% due 08/31/2021	13,000	12,979
1.500% due 11/30/2021	72,400	72,292
1.500% due 11/30/2024	6,000	5,947
1.750% due 07/31/2021	112,500	112,767
2.125% due 05/31/2021	16,000	16,115
2.250% due 03/31/2021 (c)	4,900	4,938
2.250% due 04/30/2021	20,000	20,170
2.375% due 04/15/2021	14,300	14,438
Total U.S. Treasury Obligations (Cost $259,380)		259,646
NON-AGENCY MORTGAGE-BACKED SECURITIES 6.9%
AREIT Trust 2.760% due 09/14/2036 ●	3,000	3,000
Banc of America Commercial Mortgage Trust 3.441% due 09/15/2048	3,530	3,709
Bancorp Commercial Mortgage Trust
2.640% due 09/15/2035 ●	2,481	2,483
2.740% due 03/15/2036 ●	1,932	1,934
BANK
2.808% due 10/17/2052	2,500	2,555
3.279% due 11/15/2054	1,700	1,788
3.623% due 04/15/2052	3,000	3,215
Barclays Commercial Mortgage Securities Trust 3.488% due 02/15/2050	1,500	1,571
Benchmark Mortgage Trust 3.615% due 03/15/2062	4,100	4,371
CGGS Commercial Mortgage Trust 2.640% due 02/15/2037 ●	2,000	1,998
Citigroup Commercial Mortgage Trust
3.268% due 09/15/2050	1,400	1,458
3.297% due 10/12/2050	4,258	4,453
Commercial Mortgage Trust
3.244% due 10/10/2029	2,000	2,062
3.550% due 02/10/2049	1,200	1,248

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2019 (Unaudited)

4.181% due 05/10/2051	1,026	1,118
CSAIL Commercial Mortgage Trust 3.314% due 11/15/2049	4,316	4,452
Exantas Capital Corp. Ltd. 2.737% due 04/15/2036 ●	3,299	3,303
GS Mortgage Securities Trust 3.801% due 01/10/2047	1,095	1,139
JPMDB Commercial Mortgage Securities Trust 3.242% due 10/15/2050	1,100	1,143
JPMorgan Chase Commercial Mortgage Securities Trust 2.590% due 10/15/2032 ●	898	897
Morgan Stanley Capital Trust
2.606% due 08/15/2049	600	604
2.860% due 11/15/2049	3,000	3,067
Motel 6 Trust 2.660% due 08/15/2034 ●	754	755
UBS Commercial Mortgage Trust
3.460% due 04/15/2052	3,200	3,366
3.903% due 02/15/2051	1,500	1,607
4.119% due 06/15/2051	2,000	2,165
VMC Finance LLC 2.657% due 10/15/2035 ●	1,428	1,428
Wells Fargo Commercial Mortgage Trust
2.514% due 08/15/2049	1,300	1,315
2.911% due 06/15/2049	1,000	1,020
3.390% due 11/15/2050	1,200	1,258
4.147% due 06/15/2051	600	655
Total Non-Agency Mortgage-Backed Securities (Cost $63,964)		65,137
ASSET-BACKED SECURITIES 8.5%
Arbor Realty Collateralized Loan Obligation Ltd. 2.730% due 12/15/2027 ●	2,000	2,000
Avery Point CLO Ltd. 3.040% due 04/25/2026 ●	478	478
B&M CLO Ltd. 2.731% due 04/16/2026 ●	551	551
California Street CLO Ltd. 3.031% due 10/15/2025 ●	495	495
CLNC FL1 Ltd. 2.983% due 08/20/2035 ●	5,000	5,006
CNH Equipment Trust 2.960% due 05/16/2022	2,548	2,559
Columbia Cent CLO Ltd. 3.090% due 10/25/2028 ●	2,000	1,998
Denali Capital CLO LLC 2.986% due 10/26/2027 ●	1,000	1,000
DLL LLC 2.270% due 05/20/2022	4,000	4,003
ECMC Group Student Loan Trust
2.542% due 02/27/2068 ●	1,800	1,770
2.592% due 09/25/2068 ●	2,914	2,867
2.792% due 07/25/2069 ●	4,404	4,384
2.842% due 05/25/2067 ●	1,022	1,019
Evans Grove CLO Ltd. 2.834% due 05/28/2028 ●	3,000	2,981
Figueroa CLO Ltd. 2.758% due 06/20/2027 ●	1,349	1,349
Gallatin CLO Ltd. 3.051% (US0003M + 1.050%) due 07/15/2027 ~	897	898
Greystone Commercial Real Estate Notes Ltd. 3.442% due 09/15/2037 ●	2,000	2,003
Jamestown CLO Ltd. 2.871% due 01/15/2028 ●	2,000	1,998
Loomis Sayles CLO Ltd. 2.901% due 04/15/2028 ●	1,400	1,393
Mercedes-Benz Auto Lease Trust 3.010% due 02/16/2021	2,233	2,237
Monroe Capital BSL CLO Ltd. 3.019% due 05/22/2027 ●	822	822
Mountain Hawk CLO Ltd. 3.203% due 04/18/2025 ●	249	249
Navient Student Loan Trust
2.042% due 06/27/2067 ●	1,047	1,044
2.172% due 03/25/2067 ●	2,496	2,492
Nelnet Student Loan Trust 2.392% due 03/25/2030 ●	702	700
OHA Credit Partners Ltd. 2.976% due 10/20/2025 ●	118	118
Oscar U.S. Funding LLC 2.490% due 08/10/2022	3,500	3,507
Palmer Square Loan Funding Ltd. 2.810% due 11/15/2026 ●	1,596	1,597
Seneca Park CLO Ltd. 3.122% due 07/17/2026 ●	327	328

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2019 (Unaudited)

Shackleton CLO Ltd. 3.096% due 10/20/2028 ●	2,500	2,498
SLC Student Loan Trust
1.970% due 05/15/2029 ●	1,005	983
1.994% due 09/15/2026 ●	79	79
2.004% due 03/15/2027 ●	225	223
2.070% due 05/15/2023 ●	235	235
2.785% due 11/25/2042 ●	368	369
SLM Student Loan Trust
2.030% due 01/26/2026 ●	1,720	1,715
2.040% due 04/25/2027 ●	117	117
2.050% due 01/27/2025 ●	149	149
2.050% due 10/27/2025 ●	9	9
2.060% due 01/25/2027 ●	338	335
2.080% due 10/25/2028 ●	2,118	2,097
2.364% due 12/15/2027 ●	971	970
2.490% due 04/27/2026 ●	372	372
Sudbury Mill CLO Ltd. 3.152% due 01/17/2026 ●	516	516
Telos CLO Ltd. 3.272% due 01/17/2027 ●	771	771
THL Credit Wind River CLO Ltd. 2.856% due 10/15/2027 ●	4,138	4,136
TICP CLO Ltd. 2.806% due 04/20/2028 ●	1,000	995
TPG Real Estate Finance 2.890% due 10/15/2034 ●	3,500	3,503
Tralee CLO Ltd. 3.076% due 10/20/2028 ●	850	846
Venture CLO Ltd.
2.992% due 04/20/2029 ●	1,400	1,399
3.103% due 10/22/2031 ●	5,500	5,504
Voya CLO Ltd. 2.660% due 07/25/2026 ●	838	837
Total Asset-Backed Securities (Cost $80,607)		80,504
SOVEREIGN ISSUES 1.5%
Japan Bank for International Cooperation
2.125% due 06/01/2020	1,100	1,101
2.125% due 07/21/2020	1,600	1,602
Korea Expressway Corp. 3.625% due 10/22/2021	1,500	1,540
Province of Ontario 3.050% due 01/29/2024	3,000	3,135
Province of Quebec
2.375% due 01/31/2022	1,300	1,316
2.625% due 02/13/2023	4,500	4,619
Qatar Government International Bond 5.250% due 01/20/2020	640	641
Total Sovereign Issues (Cost $13,583)		13,954
SHORT-TERM INSTRUMENTS 3.7%
CERTIFICATES OF DEPOSIT 0.3%
Lloyds Bank Corporate Markets PLC 2.435% (US0003M + 0.500%) due 09/24/2020 ~	2,700	2,706
REPURCHASE AGREEMENTS (a) 3.4%		31,788
Total Short-Term Instruments (Cost $34,488)		34,494
Total Investments in Securities (Cost $962,716)		969,176
Total Investments 102.4% (Cost $962,716)		$969,176
Financial Derivative Instruments (b)(d) 0.0%(Cost or Premiums, net $186)		81
Other Assets and Liabilities, net (2.4)%		(23,132)
Net Assets 100.0%		$946,125

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security.  Rate shown is the rate in effect as of period end.  Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions.  Reference rate is as of reset date, which may vary by security.  These securities may not indicate a reference rate and/or spread in their description.

●

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(a) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	1.630%	12/31/2019	01/02/2020	$31,100	U.S. Treasury Bonds 3.000% due 05/15/2045	$(31,503)	$31,100	$31,103
FICC	1.250	12/31/2019	01/02/2020	688	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	(702)	688	688
Total Repurchase Agreements						$(32,205)	$31,788	$31,791

(1)	Includes accrued interest.
(b)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	264	$64,931	$(115)	$0	$(3)
U.S. Treasury 2-Year Note March Futures	03/2020	663	142,877	(71)	31	0
				$(186)	$31	$(3)

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2020	450	$(57,790)	$498	$50	$0
Total Futures Contracts				$312	$81	$(3)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	06/20/2021	0.111%	$1,300	$30	$(13)	$17	$0	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.127	1,150	27	(7)	20	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.159	450	11	(2)	9	0	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.857	2,600	(45)	63	18	0	0
Kinder Morgan, Inc.	1.000	Quarterly	12/20/2021	0.139	900	19	(3)	16	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.157	800	20	(6)	14	0	0
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.213	300	8	(2)	6	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.251	300	7	0	7	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.494	3,200	55	23	78	0	0

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2019 (Unaudited)

Prudential Financial, Inc.	1.000	Quarterly	06/20/2021	0.141	1,400	33	(15)	18	0	(1)
Prudential Financial, Inc.	1.000	Quarterly	12/20/2024	0.523	1,600	24	13	37	0	0
Total Swap Agreements						$189	$51	$240	$0	$(1)

(c)

Securities with an aggregate market value of $3,553 and cash of $1,081 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end.  Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)
									Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
HUS	Mexico Government International Bond	1.000%	Quarterly	12/20/2021	0.299%	$250	$(3)	$7	$4	$0
Total Swap Agreements							$(3)	$7	$4	$0

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end.  Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$177,168	$0	$177,168
Industrials	0	46,292	0	46,292
Utilities	0	7,414	0	7,414
Municipal Bonds & Notes
Arizona	0	922	0	922
California	0	545	0	545
Colorado	0	485	0	485
District of Columbia	0	263	0	263
Georgia	0	345	0	345
Idaho	0	1,216	0	1,216
Massachusetts	0	40	0	40
New York	0	3,814	0	3,814
Oregon	0	3,094	0	3,094
South Dakota	0	2,244	0	2,244
Washington	0	773	0	773
U.S. Government Agencies	0	270,826	0	270,826
U.S. Treasury Obligations	0	259,646	0	259,646
Non-Agency Mortgage-Backed Securities	0	65,137	0	65,137
Asset-Backed Securities	0	80,504	0	80,504

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2019 (Unaudited)

Sovereign Issues	0	13,954	0	13,954
Short-Term Instruments
Certificates of Deposit	0	2,706	0	2,706
Repurchase Agreements	0	31,788	0	31,788

Total Investments	$0	$969,176	$0	$969,176

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	81	0	0	81
Over the counter	0	4	0	4

	$81	$4	$0	$85
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(3)	$(1)	$0	$(4)

Total Financial Derivative Instruments	$78	$3	$0	$81

Totals	$78	$969,179	$0	$969,257

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO Moderate Duration Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 116.6% ¤
CORPORATE BONDS & NOTES 44.7%
BANKING & FINANCE 29.0%
AerCap Ireland Capital DAC 2.875% due 08/14/2024		$4,400	$4,433
Air Lease Corp. 3.500% due 01/15/2022		3,246	3,336
Ally Financial, Inc. 4.125% due 03/30/2020		500	503
Ambac LSNI LLC 6.945% due 02/12/2023 ●		3,518	3,571
American Express Co.
2.429% (US0003M + 0.525%) due 05/17/2021 ~		3,300	3,314
2.750% due 05/20/2022		3,700	3,767
American Homes 4 Rent LP 4.900% due 02/15/2029		3,600	4,030
American Honda Finance Corp. 2.360% (US0003M + 0.450%) due 02/15/2022 ~		4,600	4,616
American International Group, Inc. 3.750% due 07/10/2025		1,400	1,498
American Tower Corp.
2.800% due 06/01/2020		100	100
3.375% due 05/15/2024		4,400	4,569
AvalonBay Communities, Inc.
2.950% due 05/11/2026		100	103
3.200% due 01/15/2028		2,200	2,296
Aviation Capital Group LLC
3.875% due 05/01/2023		5,000	5,166
4.125% due 08/01/2025		3,300	3,450
Bank of America Corp.
2.682% (US0003M + 0.790%) due 03/05/2024 ~		3,900	3,920
3.499% due 05/17/2022 ●		2,000	2,040
Bank of Ireland 7.375% due 06/18/2020 ●(g)(h)	EUR	2,622	3,039
Barclays Bank PLC
7.625% due 11/21/2022 (h)		$3,300	3,711
10.179% due 06/12/2021		1,500	1,667
Barclays PLC
1.500% due 09/03/2023	EUR	3,100	3,631
3.125% due 01/17/2024	GBP	700	975
3.340% (US0003M + 1.430%) due 02/15/2023 ~		$4,300	4,337
4.011% (US0003M + 2.110%) due 08/10/2021 ~		4,800	4,915
4.610% due 02/15/2023 ●		4,300	4,492
8.000% due 12/15/2020 ●(g)(h)	EUR	1,000	1,199
BGC Partners, Inc. 5.375% due 07/24/2023		$2,000	2,139
BPCE S.A. 4.000% due 09/12/2023		4,300	4,539
Capital One Financial Corp.
2.386% (US0003M + 0.450%) due 10/30/2020 ~		3,400	3,407
2.400% due 10/30/2020		3,400	3,411
CIT Group, Inc. 4.125% due 03/09/2021		700	715
Citibank N.A.
2.499% (US0003M + 0.600%) due 05/20/2022 ~		3,300	3,313
2.844% due 05/20/2022 ●		4,400	4,454
3.650% due 01/23/2024		3,600	3,811
Citigroup, Inc.
2.350% due 08/02/2021		6,000	6,037
2.700% due 10/27/2022		3,300	3,354
2.750% due 04/25/2022		4,100	4,164
2.900% (US0003M + 0.960%) due 04/25/2022 ~		4,100	4,155
Cooperatieve Rabobank UA
2.366% (US0003M + 0.430%) due 04/26/2021 ~		4,100	4,115
5.500% due 06/29/2020 ●(g)(h)	EUR	2,300	2,644
6.625% due 06/29/2021 ●(g)(h)		1,800	2,196
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020		$2,900	2,926
3.450% due 04/16/2021		3,000	3,052
3.800% due 09/15/2022		3,900	4,060
4.293% (US0003M + 2.290%) due 04/16/2021 ~		4,700	4,819
Danske Bank A/S 5.000% due 01/12/2022		3,600	3,780

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2019 (Unaudited)

Deutsche Bank AG
0.105% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	3,200	3,582
2.768% (US0003M + 0.815%) due 01/22/2021 ~		$4,000	3,984
2.971% (US0003M + 0.970%) due 07/13/2020 ~		3,600	3,603
3.950% due 02/27/2023		800	820
3.961% due 11/26/2025 ●		8,300	8,483
Dexia Credit Local S.A. 2.500% due 01/25/2021		6,800	6,846
Digital Realty Trust LP 4.450% due 07/15/2028		3,200	3,542
ERP Operating LP 2.500% due 02/15/2030		3,700	3,673
FCE Bank PLC 1.875% due 06/24/2021	EUR	600	688
Ford Motor Credit Co. LLC
0.000% due 12/01/2021 ●		3,300	3,636
0.032% due 05/14/2021 ●		3,200	3,567
2.853% (US0003M + 0.810%) due 04/05/2021 ~		$700	697
2.865% (US0003M + 0.930%) due 09/24/2020 ~		3,300	3,305
3.200% due 01/15/2021		2,400	2,414
8.125% due 01/15/2020		1,100	1,102
GE Capital UK Funding Unlimited Co. 5.125% due 05/24/2023	GBP	2,000	2,932
General Motors Financial Co., Inc.
0.151% due 03/26/2022 ●	EUR	3,300	3,686
2.450% due 11/06/2020		$200	201
3.200% due 07/13/2020		8,900	8,941
3.700% due 11/24/2020		500	506
4.200% due 11/06/2021		3,600	3,733
GLP Capital LP 5.250% due 06/01/2025		2,600	2,860
Goldman Sachs Group, Inc.
2.660% (US0003M + 0.750%) due 02/23/2023 ~		2,000	2,012
3.080% (US0003M + 1.170%) due 05/15/2026 ~		1,700	1,719
3.500% due 01/23/2025		1,600	1,679
Harley-Davidson Financial Services, Inc.
2.847% (US0003M + 0.940%) due 03/02/2021 ~		3,500	3,521
3.550% due 05/21/2021		3,400	3,463
HSBC Holdings PLC
3.400% due 03/08/2021		400	406
5.100% due 04/05/2021		300	311
ING Groep NV 4.100% due 10/02/2023		4,000	4,255
International Lease Finance Corp. 8.625% due 01/15/2022		2,200	2,475
Intesa Sanpaolo SpA 3.250% due 09/23/2024		3,500	3,519
Jackson National Life Global Funding 3.300% due 06/11/2021		3,900	3,979
John Deere Capital Corp. 2.435% (US0003M + 0.550%) due 06/07/2023 ~		3,600	3,614
JPMorgan Chase & Co.
2.400% due 06/07/2021		5,100	5,134
2.509% (US0003M + 0.610%) due 06/18/2022 ~		2,700	2,711
2.824% (US0003M + 0.890%) due 07/23/2024 ~		800	807
3.387% (US0003M + 1.480%) due 03/01/2021 ~		4,200	4,257
3.514% due 06/18/2022 ●		4,000	4,086
4.350% due 08/15/2021		1,900	1,973
KEB Hana Bank 3.375% due 01/30/2022		3,600	3,684
Kilroy Realty LP 3.800% due 01/15/2023		800	829
Lloyds Bank PLC 2.250% due 08/14/2022		4,500	4,522
Lloyds Banking Group PLC
2.291% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	4,400	3,070
4.000% due 03/07/2025		50	37
7.625% due 06/27/2023 ●(g)(h)	GBP	400	596
Mitsubishi UFJ Financial Group, Inc. 3.535% due 07/26/2021		$4,000	4,094
Morgan Stanley
2.451% (US0003M + 0.550%) due 02/10/2021 ~		4,000	4,002
3.737% due 04/24/2024 ●		3,900	4,076
3.875% due 01/27/2026		425	456
National Australia Bank Ltd.
2.250% due 03/16/2021		4,200	4,217
3.450% due 12/04/2023		4,200	4,436
Nationwide Building Society 3.766% due 03/08/2024 ●		3,400	3,520
Nissan Motor Acceptance Corp. 2.150% due 07/13/2020		1,600	1,599
Oversea-Chinese Banking Corp. Ltd. 2.354% (US0003M + 0.450%) due 05/17/2021 ~		2,700	2,705
Park Aerospace Holdings Ltd.
5.250% due 08/15/2022		500	534
5.500% due 02/15/2024		3,500	3,847

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2019 (Unaudited)

Physicians Realty LP 4.300% due 03/15/2027		500	534
PNC Financial Services Group, Inc. 2.200% due 11/01/2024		4,600	4,616
Reckson Operating Partnership LP 7.750% due 03/15/2020		700	708
Regions Bank 2.405% (US0003M + 0.500%) due 08/13/2021 ~		3,300	3,304
Royal Bank of Canada 2.300% due 03/22/2021		3,500	3,519
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	3,600	4,317
8.625% due 08/15/2021 ●(g)(h)		$4,000	4,332
Santander Holdings USA, Inc. 3.244% due 10/05/2026		4,200	4,248
Santander UK Group Holdings PLC
2.875% due 10/16/2020		3,100	3,117
3.125% due 01/08/2021		500	505
Santander UK PLC 3.750% due 11/15/2021		4,300	4,448
Service Properties Trust 4.250% due 02/15/2021		2,500	2,536
Skandinaviska Enskilda Banken AB 3.250% due 05/17/2021		3,400	3,458
SL Green Operating Partnership LP 3.250% due 10/15/2022		2,148	2,201
Springleaf Finance Corp. 8.250% due 12/15/2020		1,700	1,788
Standard Chartered PLC 3.091% (US0003M + 1.200%) due 09/10/2022 ~		3,800	3,832
Sumitomo Mitsui Financial Group, Inc. 2.934% due 03/09/2021		3,600	3,642
Svenska Handelsbanken AB 3.350% due 05/24/2021		3,500	3,569
Synchrony Bank 3.650% due 05/24/2021		3,500	3,574
Tesco Property Finance PLC 5.661% due 10/13/2041	GBP	1,374	2,372
Toronto-Dominion Bank 3.350% due 10/22/2021		$4,300	4,414
U.S. Bank N.A. 3.150% due 04/26/2021		4,100	4,166
UBS AG
2.387% (US0003M + 0.480%) due 12/01/2020 ~		1,400	1,404
5.125% due 05/15/2024 (h)		5,800	6,264
7.625% due 08/17/2022 (h)		250	282
UBS Group AG
3.000% due 04/15/2021		4,200	4,256
4.125% due 09/24/2025		100	109
UniCredit SpA 7.830% due 12/04/2023		7,800	9,101
United Overseas Bank Ltd. 2.414% (US0003M + 0.480%) due 04/23/2021 ~		6,000	6,020
Volkswagen Bank GmbH 0.025% due 06/15/2021 ●	EUR	3,200	3,591
Washington Prime Group LP 6.450% due 08/15/2024		$2,200	2,034
Wells Fargo & Co.
2.625% due 07/22/2022		4,200	4,262
3.550% due 09/29/2025		3,600	3,812
3.750% due 01/24/2024		3,500	3,699
Wells Fargo Bank N.A.
2.897% due 05/27/2022 ●		4,500	4,560
3.625% due 10/22/2021		1,900	1,956
Welltower, Inc. 3.750% due 03/15/2023		250	261
			439,526
INDUSTRIALS 12.4%
AbbVie, Inc.
2.600% due 11/21/2024		3,600	3,625
3.375% due 11/14/2021		4,100	4,207
Amgen, Inc. 3.625% due 05/15/2022		3,765	3,891
BAT Capital Corp. 2.764% due 08/15/2022		4,200	4,261
Bayer U.S. Finance LLC
3.875% due 12/15/2023		5,400	5,668
4.250% due 12/15/2025		4,100	4,424
BMW Finance NV 2.250% due 08/12/2022		3,800	3,817
Broadcom Corp.
2.200% due 01/15/2021		2,400	2,402
3.000% due 01/15/2022		731	742

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2019 (Unaudited)

Broadcom, Inc. 3.625% due 10/15/2024		3,800	3,952
Campbell Soup Co. 3.300% due 03/15/2021		4,100	4,161
Canadian Pacific Railway Co. 4.500% due 01/15/2022		2,950	3,092
Centene Corp. 5.375% due 06/01/2026		900	957
Charter Communications Operating LLC 4.464% due 07/23/2022		3,900	4,099
Cigna Corp. 4.000% due 02/15/2022		1,000	1,032
Conagra Brands, Inc. 3.250% due 09/15/2022		1,800	1,843
Constellation Brands, Inc. 2.250% due 11/06/2020		2,100	2,104
Continental Airlines Pass-Through Trust 8.048% due 05/01/2022		5	5
Continental Resources, Inc. 5.000% due 09/15/2022		894	901
CVS Health Corp. 3.700% due 03/09/2023		4,100	4,271
D.R. Horton, Inc. 4.750% due 02/15/2023		600	640
Daimler Finance North America LLC
2.300% due 02/12/2021		6,800	6,813
3.400% due 02/22/2022		3,700	3,791
3.700% due 05/04/2023		2,150	2,239
Dell International LLC
4.420% due 06/15/2021		2,100	2,161
5.450% due 06/15/2023		2,000	2,169
Deutsche Telekom International Finance BV 2.225% due 01/17/2020		700	700
Dominion Energy Gas Holdings LLC 2.500% due 11/15/2024		2,608	2,621
eBay, Inc. 2.600% due 07/15/2022		1,100	1,106
Energy Transfer Partners LP 5.750% due 09/01/2020		1,645	1,668
EQT Corp. 2.500% due 10/01/2020		1,950	1,950
Equifax, Inc. 2.780% (US0003M + 0.870%) due 08/15/2021 ~		900	904
ERAC USA Finance LLC 2.700% due 11/01/2023		3,245	3,284
General Electric Co. 0.375% due 05/17/2022	EUR	1,400	1,573
General Mills, Inc. 3.150% due 12/15/2021		$1,000	1,022
Georgia-Pacific LLC 5.400% due 11/01/2020		800	822
GlaxoSmithKline Capital PLC 3.125% due 05/14/2021		3,400	3,459
Hewlett Packard Enterprise Co. 2.763% (US0003M + 0.720%) due 10/05/2021 ~		4,000	4,001
Imperial Brands Finance PLC
2.950% due 07/21/2020		3,100	3,109
3.125% due 07/26/2024		3,600	3,639
Japan Tobacco, Inc. 2.000% due 04/13/2021		700	699
Keurig Dr Pepper, Inc.
3.551% due 05/25/2021		3,400	3,473
4.057% due 05/25/2023		2,100	2,215
Kraft Heinz Foods Co. 2.471% (US0003M + 0.570%) due 02/10/2021 ~		1,300	1,302
Laboratory Corp. of America Holdings 3.200% due 02/01/2022		1,700	1,739
Marriott International, Inc. 2.125% due 10/03/2022		3,800	3,808
Mylan NV
3.150% due 06/15/2021		900	912
3.950% due 06/15/2026		4,300	4,482
Origin Energy Finance Ltd. 5.450% due 10/14/2021		1,166	1,226
PayPal Holdings, Inc. 2.650% due 10/01/2026		3,800	3,855
Penske Truck Leasing Co. LP 4.125% due 08/01/2023		2,000	2,111
Pernod Ricard S.A. 4.450% due 01/15/2022		2,700	2,824
Philip Morris International, Inc. 2.375% due 08/17/2022		1,600	1,617
Pioneer Natural Resources Co. 3.950% due 07/15/2022		1,600	1,663

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2019 (Unaudited)

Prime Security Services Borrower LLC 9.250% due 05/15/2023		29	30
Ryder System, Inc. 2.875% due 06/01/2022		3,700	3,756
Siemens Financieringsmaatschappij NV 3.125% due 03/16/2024		1,600	1,662
Southern Co.
2.350% due 07/01/2021		3,100	3,115
2.950% due 07/01/2023		3,200	3,282
Sprint Spectrum Co. LLC 3.360% due 03/20/2023		1,706	1,724
Suntory Holdings Ltd. 2.250% due 10/16/2024		3,800	3,778
Syngenta Finance NV 3.698% due 04/24/2020		3,300	3,311
Takeda Pharmaceutical Co. Ltd. 4.400% due 11/26/2023		4,300	4,617
Telefonica Emisiones S.A. 5.134% due 04/27/2020		200	202
Teva Pharmaceutical Finance Netherlands BV 6.000% due 04/15/2024		3,400	3,448
Time Warner Cable LLC 4.000% due 09/01/2021		1,500	1,535
Tyson Foods, Inc. 4.500% due 06/15/2022		760	800
United Group BV 4.375% due 07/01/2022	EUR	2,300	2,638
United Technologies Corp. 3.950% due 08/16/2025		$2,200	2,400
Volkswagen Group of America Finance LLC
2.675% (US0003M + 0.770%) due 11/13/2020 ~		3,600	3,615
2.841% (US0003M + 0.940%) due 11/12/2021 ~		3,600	3,632
3.875% due 11/13/2020		3,600	3,659
Westinghouse Air Brake Technologies Corp. 3.194% (US0003M + 1.050%) due 09/15/2021 ~		900	900
Wyndham Hotels & Resorts, Inc. 5.375% due 04/15/2026		1,500	1,586
			188,741
UTILITIES 3.3%
AEP Texas, Inc. 3.950% due 06/01/2028		1,800	1,956
Ameren Corp. 2.500% due 09/15/2024		2,100	2,119
AT&T, Inc.
2.657% (US0003M + 0.750%) due 06/01/2021 ~		4,000	4,025
4.350% due 03/01/2029		3,700	4,114
Baltimore Gas & Electric Co. 3.500% due 11/15/2021		700	719
Duke Energy Corp. 2.409% (US0003M + 0.500%) due 05/14/2021 ~		3,300	3,313
Jersey Central Power & Light Co. 4.700% due 04/01/2024		2,900	3,162
NextEra Energy Capital Holdings, Inc.
1.950% due 09/01/2022		4,600	4,615
2.900% due 04/01/2022		2,000	2,041
3.200% due 02/25/2022		3,700	3,795
Niagara Mohawk Power Corp. 2.721% due 11/28/2022		1,400	1,423
Rio Oil Finance Trust 9.250% due 07/06/2024		577	648
Tampa Electric Co. 2.600% due 09/15/2022		1,800	1,826
Telstra Corp. Ltd. 4.800% due 10/12/2021		1,700	1,781
Verizon Communications, Inc. 3.376% due 02/15/2025		7,646	8,096
Vodafone Group PLC 3.750% due 01/16/2024		3,300	3,490
Wisconsin Power & Light Co. 2.250% due 11/15/2022		2,500	2,511
			49,634
Total Corporate Bonds & Notes (Cost $660,059)			677,901
MUNICIPAL BONDS & NOTES 0.1%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Notes, Series 2015 5.633% due 01/01/2020		800	800

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2019 (Unaudited)

Total Municipal Bonds & Notes (Cost $800)		800
U.S. GOVERNMENT AGENCIES 38.6%
Fannie Mae
1.711% due 07/25/2037 ●	204	201
2.231% due 09/25/2046 ●	2,073	2,073
2.242% due 06/25/2049 ●	6,846	6,846
2.310% due 08/01/2022	199	200
3.160% due 06/01/2029	17,500	18,467
3.433% due 04/01/2027 ●	1	1
3.527% due 10/01/2044 ●	19	20
3.653% due 03/01/2034 ●	13	14
4.140% due 05/01/2037 ●	5	6
4.314% due 10/01/2037 ●	6	6
4.402% due 05/01/2038 ●	1,282	1,344
4.565% due 05/01/2037 ●	2	2
4.596% due 06/01/2035 ●	720	758
4.632% due 06/01/2036 ●	7	7
4.647% due 02/01/2035 ●	16	17
4.721% due 02/01/2037 ●	5	5
5.000% due 01/01/2027 ●	1	1
5.292% due 12/25/2042 ~	100	109
6.500% due 06/25/2021 - 06/25/2044	20,300	22,912
7.000% due 09/01/2031	3	3
7.500% due 07/25/2041	4	5
8.000% due 12/15/2024	2	2
Freddie Mac
2.240% due 10/15/2040 ●	2,576	2,574
2.340% due 12/15/2037 ●	89	89
4.000% due 10/01/2047 - 11/01/2048	22,170	23,112
4.500% due 11/01/2029 - 05/01/2036	2,613	2,810
4.709% due 05/01/2037 ●	15	15
5.000% due 10/01/2033 - 07/01/2041	63	70
5.304% due 05/01/2035 ●	24	26
5.500% due 10/01/2021 - 07/01/2038	275	307
6.000% due 03/01/2020 - 11/01/2037	118	135
6.500% due 12/01/2021 - 07/25/2043	21	25
7.000% due 01/01/2033	10	11
8.500% due 04/15/2025	31	35
Ginnie Mae
2.224% due 04/20/2065 ●	2,548	2,543
2.374% due 08/20/2065 ●	3,049	3,046
3.250% due 07/20/2034 ●	21	21
3.487% due 06/20/2067 ●	2,366	2,397
3.500% due 10/15/2047	1,926	2,000
3.875% due 06/20/2032 ●	1	1
4.000% due 03/20/2028 ●	63	64
4.000% due 10/20/2044 - 09/20/2049	36,598	38,256
4.125% (H15T1Y + 1.500%) due 11/20/2025 ~	2	2
4.500% due 06/20/2048 - 06/20/2049	47,418	49,763
4.625% due 11/20/2034 ●	2	2
5.000% due 01/20/2049 - 07/20/2049	8,954	9,454
5.500% due 11/20/2032	4,339	4,542
5.750% due 08/20/2037	20	23
6.500% due 01/20/2034 - 08/20/2034	11	14
7.000% due 07/15/2031 - 12/15/2032	12	14
Ginnie Mae, TBA
3.500% due 01/01/2050	9,300	9,584
4.000% due 01/01/2050	87,580	90,650
4.500% due 02/01/2050	15,700	16,446
5.000% due 01/01/2050	41,000	43,219
Small Business Administration
4.340% due 03/01/2024	5	5
4.750% due 07/01/2025	1,290	1,342
5.130% due 09/01/2023	1	1
Uniform Mortgage-Backed Security
3.500% due 02/01/2048 - 08/01/2049	15,266	15,781
4.000% due 03/01/2029 - 03/01/2049	119,461	124,443
4.500% due 05/01/2023 - 11/01/2048	3,981	4,215
5.000% due 07/01/2029 - 04/01/2039	1,270	1,395
5.500% due 09/01/2024 - 07/01/2041	6,296	7,026
6.000% due 01/01/2021 - 10/01/2040	466	528
7.500% due 01/01/2031 - 08/01/2032	3	4
8.000% due 08/01/2031	2	2
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2050	23,900	24,210
3.500% due 01/01/2050 - 02/01/2050	10,700	11,001
4.000% due 01/01/2050	39,862	41,454
5.500% due 01/01/2050	1,000	1,077
Total U.S. Government Agencies (Cost $577,973)		586,733
U.S. TREASURY OBLIGATIONS 11.3%
U.S. Treasury Bonds
2.750% due 11/15/2042 (k)	1,900	2,026

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2019 (Unaudited)

3.125% due 02/15/2043 (k)		1,700	1,926
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2021 (k)(m)		28,557	28,499
0.375% due 07/15/2023 (k)(o)		11,058	11,213
0.625% due 01/15/2026 (k)(m)		13,322	13,733
0.750% due 07/15/2028 (k)		34,447	36,251
0.750% due 02/15/2042 (k)(o)		3,303	3,433
0.750% due 02/15/2045 (o)		765	794
0.875% due 01/15/2029 (k)		27,416	29,123
0.875% due 02/15/2047 (k)		5,011	5,374
1.000% due 02/15/2048 (k)		6,262	6,935
1.000% due 02/15/2049 (k)(o)		6,750	7,507
1.375% due 02/15/2044 (k)(m)(o)		3,202	3,779
U.S. Treasury Notes
1.750% due 09/30/2022 (k)(o)		1,402	1,407
1.750% due 06/30/2024 (k)(o)		9,000	9,022
1.875% due 07/31/2022 (k)(o)		8,227	8,283
2.000% due 08/31/2021 (m)(o)		800	805
2.000% due 07/31/2022 (m)(o)		1,200	1,212
2.000% due 11/30/2022 (o)		315	319
Total U.S. Treasury Obligations (Cost $166,067)			171,641
NON-AGENCY MORTGAGE-BACKED SECURITIES 5.6%
Adjustable Rate Mortgage Trust 4.272% due 10/25/2035 ^~		33	31
American Home Mortgage Investment Trust 3.907% due 02/25/2045 ●		204	206
Banc of America Funding Trust
2.005% due 05/20/2035 ●		1,385	1,389
4.446% due 02/20/2036 ~		143	143
4.675% due 05/25/2035 ~		2,013	2,060
Banc of America Mortgage Trust 4.781% due 02/25/2034 ~		29	29
BANK 3.071% due 08/15/2061		3,000	3,116
Bear Stearns Adjustable Rate Mortgage Trust
3.851% due 01/25/2035 ~		27	27
4.120% due 02/25/2033 ~		10	10
4.253% due 02/25/2034 ~		22	23
4.344% due 07/25/2034 ~		19	19
4.544% due 02/25/2033 ~		6	6
4.684% due 10/25/2036 ^~		400	394
4.880% due 04/25/2033 ~		6	7
Bear Stearns ALT-A Trust
2.332% due 08/25/2035 ●		1,156	1,169
4.103% due 09/25/2035 ^~		287	238
4.164% due 10/25/2035 ^~		1,794	1,727
4.413% due 05/25/2035 ~		787	798
4.544% due 10/25/2033 ~		5	5
Chase Mortgage Finance Trust
4.172% due 03/25/2037 ^~		475	477
4.618% due 02/25/2037 ~		117	121
Citicorp Mortgage Securities Trust 5.500% due 12/25/2036		241	248
Citigroup Mortgage Loan Trust 5.133% due 03/25/2034 ~		21	21
Citigroup Mortgage Loan Trust, Inc. 3.840% due 09/25/2035 ●		1,148	1,152
CitiMortgage Alternative Loan Trust 2.442% due 12/25/2036 ●		1,911	1,542
Countrywide Alternative Loan Trust
2.332% due 08/25/2035 ●		2,752	1,836
3.239% due 12/25/2035 ●		44	40
Countrywide Home Loan Mortgage Pass-Through Trust
2.372% due 04/25/2035 ●		46	44
3.832% due 02/20/2035 ~		238	241
3.841% due 11/25/2034 ~		355	358
4.991% due 03/25/2034 ~		427	431
Credit Suisse First Boston Mortgage Securities Corp. 2.668% due 03/25/2032 ~		13	12
Eurohome UK Mortgages PLC 0.948% due 06/15/2044 ●	GBP	1,181	1,521
Eurosail PLC
0.929% due 03/13/2045 ●		3,019	3,921
0.958% due 12/15/2044 ●		117	153
GSMSC Pass-Through Trust 5.500% due 10/26/2035 ~		$462	450
GSR Mortgage Loan Trust
4.269% due 09/25/2035 ~		429	442
4.704% due 09/25/2035 ~		45	46
Hawksmoor Mortgages 1.761% due 05/25/2053 ●	GBP	13,704	18,198
IndyMac Adjustable Rate Mortgage Trust 3.699% due 01/25/2032 ~		$22	21

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2019 (Unaudited)

IndyMac Mortgage Loan Trust 2.042% due 02/25/2037 ●		8,362	6,165
JPMorgan Chase Commercial Mortgage Securities Trust 3.190% due 12/15/2031 ●		4,600	4,600
JPMorgan Mortgage Trust 3.693% due 02/25/2034 ~		21	21
MASTR Reperforming Loan Trust 8.000% due 07/25/2035		115	120
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 2.600% due 08/15/2032 ●		59	58
Morgan Stanley Mortgage Loan Trust 3.985% due 06/25/2036 ~		74	77
MortgageIT Trust 2.072% due 10/25/2035 ●		442	443
Nomura Resecuritization Trust 1.908% due 12/26/2035 ●		1,641	1,639
Prime Mortgage Trust 2.192% due 02/25/2034 ●		44	42
Residential Funding Mortgage Securities, Inc. Trust
4.337% due 09/25/2035 ^~		210	174
4.627% due 09/25/2035 ~		305	225
Resloc UK PLC 0.958% due 12/15/2043 ●	GBP	1,156	1,451
Structured Adjustable Rate Mortgage Loan Trust
4.015% due 02/25/2037 ^~		$1,885	1,658
4.209% due 07/25/2034 ~		101	102
Structured Asset Mortgage Investments Trust
1.992% due 08/25/2036 ●		112	162
2.014% due 07/19/2035 ●		464	459
2.604% due 10/19/2033 ●		18	17
Towd Point Mortgage Funding 0.000% due 07/20/2045 ●	GBP	6,700	8,875
Towd Point Mortgage Funding PLC 1.820% due 10/20/2051 ●		7,556	10,067
Trinity Square PLC 1.935% due 07/15/2051 ●		2,387	3,187
WaMu Mortgage Pass-Through Certificates Trust
2.082% due 10/25/2045 ●		$223	220
3.342% due 12/25/2036 ^~		1,407	1,327
3.946% due 02/25/2037 ^~		1,669	1,663
Total Non-Agency Mortgage-Backed Securities (Cost $80,315)			85,424
ASSET-BACKED SECURITIES 8.0%
Ally Auto Receivables Trust 2.720% due 05/17/2021		308	308
AmeriCredit Automobile Receivables Trust
1.800% due 10/08/2021		1,029	1,029
1.975% due 07/19/2021 ●		14	14
CARDS Trust
2.090% due 04/17/2023 ●		3,300	3,301
3.047% due 04/17/2023		3,300	3,308
Centex Home Equity Loan Trust 5.170% due 09/25/2034 þ		1	1
Chapel BV 0.000% due 07/17/2066 ●	EUR	530	596
CIT Mortgage Loan Trust 3.142% due 10/25/2037 ●		$1,943	1,964
Citigroup Mortgage Loan Trust
1.952% due 12/25/2036 ●		442	307
2.412% due 12/25/2035 ●		424	426
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 2.737% due 10/25/2034 ●		3,000	2,998
CLNC FL1 Ltd. 2.983% due 08/20/2035 ●		3,900	3,905
Countrywide Asset-Backed Certificates
1.932% due 06/25/2035 ●		433	394
2.052% due 12/25/2036 ^●		1,200	1,174
2.192% due 06/25/2036 ●		8,500	8,445
Countrywide Asset-Backed Certificates Trust
1.932% due 03/25/2037 ●		220	212
2.797% due 08/25/2035 ●		350	352
Credit Acceptance Auto Loan Trust 3.470% due 05/17/2027		4,000	4,051
Crown Point CLO Ltd. 2.942% due 07/17/2028 ●		4,000	3,982
Evans Grove CLO Ltd. 2.834% due 05/28/2028 ●		3,300	3,280
Exeter Automobile Receivables Trust 3.050% due 12/15/2021		284	284
Figueroa CLO Ltd. 2.901% due 01/15/2027 ●		2,107	2,107
Fremont Home Loan Trust
2.062% due 02/25/2036 ●		1,000	855
2.582% due 12/25/2029 ●		29	28

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2019 (Unaudited)

GSAMP Trust
2.182% due 01/25/2036 ●		5,723	5,701
2.542% due 01/25/2034 ●		2,735	2,703
3.442% due 10/25/2034 ●		46	44
Hertz Fleet Lease Funding LP 2.215% due 05/10/2032 ●		4,104	4,107
JPMorgan Mortgage Acquisition Trust 2.052% due 06/25/2037 ●		11,500	11,385
KVK CLO Ltd. 2.901% due 01/14/2028 ●		3,000	2,992
LMREC, Inc. 2.760% due 02/22/2032 ●		556	555
LoanCore Issuer Ltd. 2.870% due 05/15/2028 ●		3,300	3,300
LP Credit Card ABS Master Trust 3.822% due 08/20/2024 ●		2,950	2,920
MASTR Specialized Loan Trust
2.052% due 02/25/2036 ●		502	497
2.052% due 06/25/2046 ●		584	560
2.162% due 01/25/2037 ●		304	170
MidOcean Credit CLO 2.801% due 04/15/2027 ●		3,363	3,355
Morgan Stanley ABS Capital, Inc. Trust 2.722% due 11/25/2034 ●		1,914	1,909
Morgan Stanley Capital, Inc. Trust 1.972% due 03/25/2036 ●		44	38
Navient Private Education Refi Loan Trust 2.180% due 08/15/2068		3,590	3,592
Panhandle-Plains Higher Education Authority, Inc. 3.229% due 10/01/2035 ●		1,117	1,115
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 3.592% due 12/25/2034 ●		1,352	1,383
Penarth Master Issuer PLC 2.195% due 09/18/2022 ●		4,000	4,001
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ		928	412
Residential Asset Mortgage Products Trust
2.152% due 02/25/2036 ●		1,000	956
2.232% due 12/25/2035 ●		592	554
Residential Asset Securities Corp. Trust 2.032% due 10/25/2036 ●		2,520	2,467
Securitized Term Auto Receivables Trust 3.060% due 02/25/2021		852	853
SLM Student Loan Trust 2.490% due 04/27/2026 ●		528	528
Soundview Home Loan Trust 2.467% due 06/25/2035 ●		1,191	1,190
Starwood Commercial Mortgage Trust 2.820% due 07/15/2038 ●		3,000	3,000
Structured Asset Investment Loan Trust 2.692% due 05/25/2035 ●		2,500	2,486
Structured Asset Securities Corp. Mortgage Loan Trust
2.002% due 02/25/2037 ●		2,192	2,159
2.797% due 11/25/2035 ●		500	503
Tralee CLO Ltd. 3.076% due 10/20/2028 ●		4,000	3,982
Venture CDO Ltd. 2.881% due 04/15/2027 ●		3,400	3,386
Wells Fargo Home Equity Asset-Backed Securities Trust 2.042% due 07/25/2036 ●		294	295
Westlake Automobile Receivables Trust 2.980% due 01/18/2022		1,748	1,751
Z Capital Credit Partners CLO Ltd. 2.951% due 07/16/2027 ●		3,500	3,487
Total Asset-Backed Securities (Cost $115,149)			121,657
SOVEREIGN ISSUES 6.7%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2020 (d)	BRL	203,400	50,037
Japan Bank for International Cooperation 2.375% due 07/21/2022		$3,700	3,742
Japan Finance Organization for Municipalities 3.375% due 09/27/2023		5,300	5,559
Province of Ontario
3.150% due 06/02/2022	CAD	3,100	2,459
4.000% due 06/02/2021		2,000	1,587
Province of Quebec
3.500% due 07/29/2020		$600	606
3.500% due 12/01/2022	CAD	600	483
4.250% due 12/01/2021		10,600	8,533
4.500% due 12/01/2020		900	710
Provincia de Buenos Aires 52.270% (BADLARPP + 3.750%) due 04/12/2025 ~(a)	ARS	4,288	33
Qatar Government International Bond
3.375% due 03/14/2024		$4,300	4,506

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2019 (Unaudited)

3.875% due 04/23/2023		3,600	3,806
Spain Government International Bond
0.600% due 10/31/2029 (k)	EUR	9,400	10,686
1.450% due 04/30/2029 (k)		4,200	5,151
1.850% due 07/30/2035 (k)		2,500	3,210
Total Sovereign Issues (Cost $102,449)			101,108

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. 5.250% due 03/06/2032 «(b)		4,000	0
Total Convertible Preferred Securities (Cost $0)			0
PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 ●(g)(h)		2,200,000	2,711
Farm Credit Bank of Texas 10.000% due 06/15/2020 (g)(i)		4,000	4,135
Total Preferred Securities (Cost $6,745)			6,846
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.2%
CERTIFICATES OF DEPOSIT 0.7%
Barclays Bank PLC 2.373% (US0003M + 0.450%) due 10/15/2020 ~		$7,100	7,101
Lloyds Bank Corporate Markets PLC 2.512% (US0003M + 0.500%) due 10/26/2020 ~		3,300	3,307
			10,408
REPURCHASE AGREEMENTS (j) 0.2%			3,091
SHORT-TERM NOTES 0.2%
Bristol-Myers Squibb Co. 2.875% due 08/15/2020		3,100	3,117
ARGENTINA TREASURY BILLS 0.0%
306.288% due 02/26/2020 (d)(e)	ARS	3,120	33
U.S. TREASURY BILLS 0.1%
1.590% due 01/16/2020 - 03/26/2020 (c)(d)(o)		$793	792
Total Short-Term Instruments (Cost $17,433)			17,441
Total Investments in Securities (Cost $1,726,990)			1,769,551

		SHARES
INVESTMENTS IN AFFILIATES 8.9%
SHORT-TERM INSTRUMENTS 8.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.9%
PIMCO Short Asset Portfolio		9,275,788	92,350
PIMCO Short-Term Floating NAV Portfolio III		4,279,445	42,336
Total Short-Term Instruments (Cost $135,170)			134,686
Total Investments in Affiliates (Cost $135,170)			134,686
Total Investments 125.5% (Cost $1,862,160)			$1,904,237
Financial Derivative Instruments (l)(n) (0.5)%(Cost or Premiums, net $(5,205))			(6,957)
Other Assets and Liabilities, net (25.0)%			(379,415)
Net Assets 100.0%			$1,517,865

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Farm Credit Bank of Texas	10.000%	06/15/2020	09/30/2010	$4,120	$4,135	0.27%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$3,091	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(3,156)	$3,091	$3,091
Total Repurchase Agreements						$(3,156)	$3,091	$3,091

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	1.990%	10/08/2019	01/07/2020		$(2,068)	$(2,077)
BSN	1.790	11/01/2019	01/10/2020		(11,787)	(11,823)
	1.790	11/04/2019	01/13/2020		(53,643)	(53,800)
	1.820	11/12/2019	01/23/2020		(12,217)	(12,248)
GRE	1.930	11/04/2019	01/02/2020		(40,255)	(40,382)
	1.990	11/20/2019	02/20/2020		(11,686)	(11,714)
	2.000	12/10/2019	02/04/2020		(4,911)	(4,917)
MYI	(0.200)	11/13/2019	02/27/2020	EUR	(7,519)	(8,432)
RCY	1.895	11/12/2019	02/26/2020		$(6,163)	(6,180)
	1.910	11/07/2019	01/16/2020		(8,672)	(8,698)
RYL	(0.200)	11/13/2019	02/27/2020	EUR	(9,549)	(10,709)
Total Reverse Repurchase Agreements						$(170,980)

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2019 (Unaudited)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions
UBS	1.970%	12/06/2019	01/03/2020	$(608)	$(609)
Total Sale-Buyback Transactions					$(609)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (15.3)%
Freddie Mac, TBA	4.000%	01/01/2050	$3,000	$(3,114)	$(3,122)
Uniform Mortgage-Backed Security, TBA	4.000	01/01/2050	90,000	(93,458)	(93,594)
Uniform Mortgage-Backed Security, TBA	4.000	02/01/2050	88,100	(91,477)	(91,655)
Uniform Mortgage-Backed Security, TBA	4.500	02/01/2050	42,200	(44,395)	(44,454)
Total Short Sales (15.3)%				$(232,444)	$(232,825)

(k)	Securities with an aggregate market value of $171,246 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(126,573) at a weighted average interest rate of 2.169%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note March 2020 Futures	$105.125	02/21/2020	54	$108	$0	$0
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	108.500	02/21/2020	73	73	1	0
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	108.750	02/21/2020	183	183	2	0
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	110.000	02/21/2020	1,061	1,061	9	1
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	110.750	02/21/2020	877	877	8	1
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	111.000	02/21/2020	1,044	1,044	9	1
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	117.500	02/21/2020	2,372	2,372	20	3
Call - CBOT U.S. Treasury 30-Year Bond March 2020 Futures	195.000	02/21/2020	288	288	2	0
Call - CBOT U.S. Treasury 30-Year Bond March 2020 Futures	197.000	02/21/2020	328	328	3	0
Total Purchased Options					$54	$6

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note February 2020 Futures	$130.000	01/24/2020	134	$134	$(42)	$(10)
Total Written Options					$(42)	$(10)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-BTP Italy Government Bond March Futures	03/2020	766	$122,405	$(641)	$0	$(352)
Euro-Bund 10-Year Bond March Futures	03/2020	618	118,185	(1,869)	0	(776)
Euro-Buxl 30-Year Bond March Futures	03/2020	16	3,560	(93)	0	(55)
Put Options Strike @ EUR 157.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	185	2	0	0	0
U.S. Treasury 2-Year Note March Futures	03/2020	400	86,200	(35)	19	0
U.S. Treasury 5-Year Note March Futures	03/2020	5,132	608,703	(2,461)	0	(120)
U.S. Treasury 10-Year Note March Futures	03/2020	2,675	343,529	(3,207)	0	(293)
				$(8,306)	$19	$(1,596)

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2019 (Unaudited)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	12/2020	192	$(54,038)	$121	$3	$0
3-Month Euribor September Futures	09/2020	166	(46,725)	120	2	0
Euro-OAT France Government 10-Year Bond March Futures	03/2020	325	(59,338)	782	383	0
U.S. Treasury 30-Year Bond March Futures	03/2020	1,075	(167,599)	3,332	369	0
United Kingdom Long Gilt March Futures	03/2020	206	(35,849)	290	347	(156)
				$4,645	$1,104	$(156)
Total Futures Contracts				$(3,661)	$1,123	$(1,752)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2023	0.652%	$1,900	$(86)	$112	$26	$0	$0
General Electric Co.	1.000	Quarterly	06/20/2024	0.766	1,200	(2)	14	12	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2024	0.857	600	(10)	14	4	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2020	0.193	11,900	182	(83)	99	0	0
						$84	$57	$141	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-31 5-Year Index	(1.000)%	Quarterly	12/20/2023		$220,100	$(3,948)	$(1,692)	$(5,640)	$11	$0
CDX.IG-32 5-Year Index	(1.000)	Quarterly	06/20/2024		32,800	(528)	(339)	(867)	3	0
iTraxx Europe Main 29 5-Year Index	(1.000)	Quarterly	06/20/2023	EUR	19,600	(347)	(208)	(555)	4	0
						$(4,823)	$(2,239)	$(7,062)	$18	$0

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.800%	Semi-Annual	08/22/2023		$24,700	$(551)	$1,708	$1,157	$0	$(17)
Receive(7)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030	GBP	4,000	42	98	140	31	0
Receive(7)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050		3,100	76	315	391	66	0
Receive(7)	6-Month GBP-LIBOR	1.000	Semi-Annual	06/17/2050		9,900	182	208	390	221	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	6,010,000	(341)	(604)	(945)	0	(43)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		3,470,000	(205)	(341)	(546)	0	(12)
Pay	6-Month JPY-LIBOR	0.095	Semi-Annual	09/13/2026		930,000	0	(84)	(84)	4	0
Pay	6-Month JPY-LIBOR	0.092	Semi-Annual	09/13/2026		470,000	0	(42)	(42)	2	0
Pay	6-Month JPY-LIBOR	0.068	Semi-Annual	09/18/2026		780,000	0	(58)	(58)	3	0
Pay	6-Month JPY-LIBOR	0.062	Semi-Annual	09/18/2026		1,250,000	(1)	(87)	(88)	5	0
Pay	6-Month JPY-LIBOR	0.064	Semi-Annual	09/19/2026		463,000	0	(33)	(33)	2	0
Pay	6-Month JPY-LIBOR	0.063	Semi-Annual	09/19/2026		463,000	0	(32)	(32)	2	0
Pay	6-Month JPY-LIBOR	0.087	Semi-Annual	09/20/2026		231,000	0	(20)	(20)	1	0
Pay	6-Month JPY-LIBOR	0.097	Semi-Annual	09/24/2026		563,000	1	(53)	(52)	2	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		720,000	(37)	(88)	(125)	0	(5)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		880,000	64	(219)	(155)	0	(7)
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		3,410,000	134	653	787	27	0
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		140,000	0	(34)	(34)	0	(1)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		1,580,000	(87)	(399)	(486)	0	(14)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		1,310,000	48	(1,039)	(991)	0	(16)
Receive	6-Month JPY-LIBOR	0.800	Semi-Annual	10/22/2038		150,000	0	(126)	(126)	0	(2)
Receive	6-Month JPY-LIBOR	0.705	Semi-Annual	10/31/2038		440,000	28	(325)	(297)	0	(5)
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038		230,000	1	(188)	(187)	0	(3)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		1,160,500	59	(921)	(862)	0	(14)
Pay	6-Month JPY-LIBOR	0.122	Semi-Annual	08/22/2039		840,000	86	(398)	(312)	9	0
Pay	6-Month JPY-LIBOR	0.123	Semi-Annual	08/22/2039		400,000	10	(158)	(148)	4	0
Pay	6-Month JPY-LIBOR	0.103	Semi-Annual	08/28/2039		150,000	0	(61)	(61)	2	0

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2019 (Unaudited)

Pay	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		150,000	367	(146)	221	2	0
Pay	28-Day MXN-TIIE	8.748	Lunar	11/06/2020	MXN	276,600	0	217	217	0	0
Pay	28-Day MXN-TIIE	8.720	Lunar	11/13/2020		1,030,400	(70)	875	805	1	0
Receive	28-Day MXN-TIIE	8.683	Lunar	11/27/2020		320,100	0	(252)	(252)	0	(1)
Receive	28-Day MXN-TIIE	8.855	Lunar	12/03/2020		834,600	21	(790)	(769)	0	(1)
Receive	28-Day MXN-TIIE	8.855	Lunar	12/10/2020		137,700	0	(128)	(128)	0	0
							$(173)	$(2,552)	$(2,725)	$384	$(141)
Total Swap Agreements							$(4,912)	$(4,734)	$(9,646)	$402	$(142)

(m)	Securities with an aggregate market value of $6,959 and cash of $17,924 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	Future styled option.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2020		$1,041	CAD	1,383	$24	$0
	02/2020	EUR	59,888		$66,394	0	(958)
	02/2020	GBP	42,364		54,563	0	(1,619)
	02/2020		$18,677	EUR	16,853	276	0
	03/2020		3,424	CNH	24,260	55	0
BPS	01/2020	BRL	33,100		$8,212	0	(16)
	01/2020		$8,687	BRL	33,100	0	(458)
	01/2020		8,450	MXN	160,610	21	0
	02/2020	EUR	1,744		$1,941	0	(21)
	02/2020		$1,741	EUR	1,563	17	0
	02/2020		1,525	JPY	164,700	0	(6)
	03/2020	THB	6,693		$222	0	(2)
	04/2020	BRL	13,900		3,375	0	(67)
	04/2020	MXN	160,610		8,340	0	(18)
BRC	02/2020		$1,155	GBP	877	9	0
	02/2020		1,390	JPY	150,200	0	(5)
BSH	01/2020	BRL	135,300		$33,595	10	(49)
	01/2020		$32,543	BRL	135,300	1,091	0
	04/2020	BRL	136,700		$32,739	0	(1,111)
CBK	01/2020		157,900		38,979	0	(273)
	01/2020	MXN	68,657		3,497	0	(125)
	01/2020		$39,174	BRL	157,900	78	0
	02/2020	EUR	1,591		$1,789	0	0
	03/2020		$2,682	CNH	19,034	47	0
	04/2020	BRL	7,000		$1,699	0	(35)
DUB	03/2020	CNH	129,347		17,954	0	(596)
GLM	01/2020	ILS	428		123	0	(1)
	01/2020		$6,596	MXN	132,857	405	0
HUS	01/2020	MXN	132,857		$6,767	0	(234)
	02/2020	AUD	4,054		2,757	0	(91)
	02/2020		$2,795	EUR	2,506	24	0
	02/2020		51,535	JPY	5,578,300	0	(88)
	03/2020	CNH	41,885		$5,807	0	(200)
	03/2020		$4,212	CNH	29,875	72	0
	04/2020		8,212	MXN	161,612	198	0
JPM	01/2020	BRL	115,100		$28,210	0	(403)
	01/2020		$30,235	BRL	115,100	0	(1,622)
	01/2020		2,971	MXN	59,701	178	0
	04/2020	BRL	45,800		$10,879	0	(462)
MYI	01/2020		43,400		11,390	601	0
	01/2020		$10,767	BRL	43,400	22	0
RYL	03/2020	CNH	173,902		$24,112	0	(827)

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2019 (Unaudited)

TOR	01/2020	MXN	124,556	6,399	0	(170)
UAG	01/2020	CAD	19,248	14,461	0	(362)
	01/2020	MXN	27,098	1,402	0	(27)
Total Forward Foreign Currency Contracts					$3,128	$(9,846)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)

									Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2021	0.230%	$1,700	$10	$10	$20	$0
BRC	Italy Government International Bond	1.000	Quarterly	06/20/2024	0.730	9,100	(242)	350	108	0
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.230	4,700	30	25	55	0
GST	South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.501	2,700	(113)	57	0	(56)
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2020	0.275	3,700	10	(3)	7	0
Total Swap Agreements							$(305)	$439	$190	$(56)

(o)	Securities with an aggregate market value of $6,791 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$439,526	$0	$439,526
Industrials	0	188,741	0	188,741
Utilities	0	49,634	0	49,634
Municipal Bonds & Notes
Illinois	0	800	0	800
U.S. Government Agencies	0	586,733	0	586,733
U.S. Treasury Obligations	0	171,641	0	171,641
Non-Agency Mortgage-Backed Securities	0	85,424	0	85,424
Asset-Backed Securities	0	121,657	0	121,657
Sovereign Issues	0	101,108	0	101,108
Preferred Securities
Banking & Finance	0	6,846	0	6,846
Short-Term Instruments
Certificates of Deposit	0	10,408	0	10,408
Repurchase Agreements	0	3,091	0	3,091
Short-Term Notes	0	3,117	0	3,117
Argentina Treasury Bills	0	33	0	33
U.S. Treasury Bills	0	792	0	792
	$0	$1,769,551	$0	$1,769,551
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$134,686	$0	$0	$134,686
Total Investments	$134,686	$1,769,551	$0	$1,904,237

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(232,825)	$0	$(232,825)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,123	408	0	1,531
Over the counter	0	3,318	0	3,318

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2019 (Unaudited)

$1,123	$3,726	$0	$4,849

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,752)	(152)	0	(1,904)
Over the counter	0	(9,902)	0	(9,902)
	$(1,752)	$(10,054)	$0	$(11,806)
Total Financial Derivative Instruments	$(629)	$(6,328)	$0	$(6,957)
Totals	$134,057	$1,530,398	$0	$1,664,455

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO Moderate Duration Portfolio	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 113.7% ¤
CORPORATE BONDS & NOTES 32.2%
BANKING & FINANCE 22.3%
AIA Group Ltd. 3.125% due 03/13/2023	$1,600	$1,632
Air Lease Corp. 3.000% due 09/15/2023	300	307
Alexandria Real Estate Equities, Inc. 4.000% due 01/15/2024	800	852
American Express Credit Corp. 2.200% due 03/03/2020	2,700	2,700
American International Group, Inc.
3.750% due 07/10/2025	9,000	9,631
4.875% due 06/01/2022	2,570	2,743
American Tower Corp.
2.750% due 01/15/2027	6,200	6,196
3.000% due 06/15/2023	5,200	5,325
5.000% due 02/15/2024	300	330
Aviation Capital Group LLC
2.606% (US0003M + 0.670%) due 07/30/2021 ~	4,600	4,601
4.125% due 08/01/2025	600	627
6.750% due 04/06/2021	300	316
Bank of America Corp.
3.004% due 12/20/2023 ●	620	635
3.093% due 10/01/2025 ●	14,000	14,453
3.124% due 01/20/2023 ●	1,100	1,122
3.300% due 01/11/2023	2,750	2,844
3.419% due 12/20/2028 ●	5,842	6,131
3.499% due 05/17/2022 ●	900	918
3.550% due 03/05/2024 ●	500	519
4.000% due 04/01/2024	1,028	1,101
4.100% due 07/24/2023	300	320
4.125% due 01/22/2024	7,500	8,072
5.700% due 01/24/2022	950	1,020
Bank of New York Mellon Corp.
2.500% due 04/15/2021	200	201
2.774% (US0003M + 0.870%) due 08/17/2020 ~	250	251
Bank of Nova Scotia 2.350% due 10/21/2020	1,500	1,505
Banque Federative du Credit Mutuel S.A.
2.125% due 11/21/2022	7,300	7,309
2.200% due 07/20/2020	5,000	5,005
2.926% (US0003M + 0.960%) due 07/20/2023 ~	3,000	3,043
3.750% due 07/20/2023	1,100	1,154
Barclays PLC
3.200% due 08/10/2021	8,100	8,217
3.250% due 01/12/2021	2,700	2,728
3.650% due 03/16/2025	8,000	8,353
3.684% due 01/10/2023	1,400	1,436
4.375% due 01/12/2026	2,350	2,546
BNP Paribas S.A.
2.950% due 05/23/2022	600	611
3.375% due 01/09/2025	550	571
3.500% due 03/01/2023	5,100	5,278
3.500% due 11/16/2027	1,700	1,776
4.705% due 01/10/2025 ●	1,800	1,949
5.000% due 01/15/2021	3,800	3,921
BOC Aviation Ltd.
2.952% (US0003M + 1.050%) due 05/02/2021 ~	3,700	3,717
3.072% (US0003M + 1.125%) due 09/26/2023 ~	5,000	5,033
BPCE S.A.
3.000% due 05/22/2022	300	306
4.000% due 04/15/2024	1,000	1,073
4.500% due 03/15/2025	5,000	5,388
4.625% due 07/11/2024	350	377
5.700% due 10/22/2023	1,100	1,218
Brookfield Asset Management, Inc. 4.000% due 01/15/2025	4,000	4,302
Canadian Imperial Bank of Commerce 2.341% (SOFRRATE + 0.800%) due 03/17/2023 ~	4,500	4,517
Capital One Financial Corp. 2.500% due 05/12/2020	4,500	4,506
CC Holdings GS LLC 3.849% due 04/15/2023	1,000	1,048

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2019 (Unaudited)

Citigroup, Inc.
2.350% due 08/02/2021	1,400	1,409
2.900% (US0003M + 0.960%) due 04/25/2022 ~	4,000	4,054
3.159% (US0003M + 1.250%) due 07/01/2026 ~	8,000	8,214
3.300% due 04/27/2025	6,000	6,297
3.400% due 05/01/2026	1,500	1,575
3.700% due 01/12/2026	3,100	3,305
3.750% due 06/16/2024	1,300	1,381
4.500% due 01/14/2022	3,750	3,932
Citizens Bank N.A. 2.200% due 05/26/2020	3,200	3,202
Cooperatieve Rabobank UA
3.875% due 02/08/2022	2,925	3,046
3.875% due 09/26/2023	7,000	7,401
3.950% due 11/09/2022	750	784
4.625% due 12/01/2023	2,600	2,821
Credit Agricole S.A. 3.250% due 10/04/2024	8,600	8,912
Credit Suisse AG
3.000% due 10/29/2021	5,500	5,610
3.625% due 09/09/2024	800	851
Credit Suisse Group Funding Guernsey Ltd.
3.450% due 04/16/2021	600	610
3.800% due 09/15/2022	800	833
3.800% due 06/09/2023	10,500	10,993
4.550% due 04/17/2026	3,000	3,330
Deutsche Bank AG
3.961% due 11/26/2025 ●	200	204
4.250% due 10/14/2021	7,800	8,022
Discover Bank 4.200% due 08/08/2023	6,000	6,380
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024	370	378
European Investment Bank 2.000% due 03/15/2021	3,200	3,213
GE Capital International Funding Co. Unlimited Co. 3.373% due 11/15/2025	5,000	5,208
General Motors Financial Co., Inc.
3.550% due 04/09/2021	2,700	2,751
3.700% due 05/09/2023	1,100	1,134
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 ●	3,500	3,550
2.908% due 06/05/2023 ●	6,900	7,014
3.500% due 01/23/2025	900	944
3.691% due 06/05/2028 ●	6,175	6,560
3.750% due 05/22/2025	300	318
3.850% due 07/08/2024	1,100	1,163
4.000% due 03/03/2024	14,000	14,917
5.750% due 01/24/2022	2,100	2,254
Harley-Davidson Financial Services, Inc. 2.400% due 06/15/2020	4,100	4,101
HSBC Holdings PLC
3.033% due 11/22/2023 ●	5,000	5,116
3.600% due 05/25/2023	10,700	11,163
3.803% due 03/11/2025 ●	5,200	5,458
3.950% due 05/18/2024 ●	6,600	6,943
4.000% due 03/30/2022	800	834
5.100% due 04/05/2021	550	570
ING Bank NV
2.625% due 12/05/2022	6,450	6,584
5.800% due 09/25/2023	1,250	1,388
ING Groep NV
3.111% (US0003M + 1.150%) due 03/29/2022 ~	2,000	2,028
4.100% due 10/02/2023	5,700	6,064
4.625% due 01/06/2026	6,600	7,340
Intercontinental Exchange, Inc. 3.750% due 12/01/2025	2,500	2,693
International Lease Finance Corp. 8.250% due 12/15/2020	2,300	2,432
Jackson National Life Global Funding
2.250% due 04/29/2021	500	502
2.375% due 09/15/2022	2,600	2,624
2.650% due 06/21/2024	3,300	3,347
3.300% due 06/11/2021	2,400	2,448
3.300% due 02/01/2022	5,600	5,758
JPMorgan Chase & Co.
2.700% due 05/18/2023	2,850	2,908
2.840% (US0003M + 0.900%) due 04/25/2023 ~	300	303
3.300% due 04/01/2026	5,000	5,262
3.625% due 05/13/2024	700	742
3.797% due 07/23/2024 ●	10,500	11,067
3.900% due 07/15/2025	4,800	5,184
4.023% due 12/05/2024 ●	1,200	1,280
7.625% due 10/15/2026	3,000	3,874
Lazard Group LLC 3.750% due 02/13/2025	856	904

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2019 (Unaudited)

LeasePlan Corp. NV 2.875% due 10/24/2024	2,000	2,000
Lloyds Banking Group PLC
2.858% due 03/17/2023 ●	5,000	5,062
2.907% due 11/07/2023 ●	500	508
3.000% due 01/11/2022	600	610
3.574% due 11/07/2028 ●	3,800	3,968
4.450% due 05/08/2025	4,000	4,369
MassMutual Global Funding
2.500% due 10/17/2022	800	812
3.400% due 03/08/2026	400	422
Metropolitan Life Global Funding 3.375% due 01/11/2022	11,200	11,514
Mitsubishi UFJ Financial Group, Inc.
2.757% due 09/13/2026	2,450	2,483
2.801% due 07/18/2024	4,400	4,488
3.761% due 07/26/2023	10,900	11,482
Mitsubishi UFJ Lease & Finance Co. Ltd. 2.652% due 09/19/2022	600	605
Mizuho Financial Group, Inc.
2.273% due 09/13/2021	700	703
2.601% due 09/11/2022	300	304
2.632% due 04/12/2021	200	202
2.839% due 07/16/2025 ●	5,000	5,058
2.854% (US0003M + 0.940%) due 02/28/2022 ~	1,000	1,009
3.477% due 04/12/2026	7,000	7,338
Morgan Stanley
3.700% due 10/23/2024	24,800	26,346
3.737% due 04/24/2024 ●	850	888
3.750% due 02/25/2023	1,000	1,048
4.000% due 07/23/2025	2,850	3,084
5.500% due 07/24/2020	3,000	3,061
5.750% due 01/25/2021	3,000	3,116
MUFG Union Bank N.A. 2.100% due 12/09/2022	7,850	7,871
National Australia Bank Ltd. 3.625% due 06/20/2023	5,900	6,200
Nationwide Building Society 4.363% due 08/01/2024 ●	4,100	4,349
New York Life Global Funding 2.233% (US0003M + 0.280%) due 01/21/2022 ~	4,800	4,812
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021	1,500	1,489
2.250% due 01/13/2020	4,000	4,000
2.650% due 07/13/2022	2,700	2,708
3.150% due 03/15/2021	4,700	4,746
NTT Finance Corp. 1.900% due 07/21/2021	500	499
PNC Bank N.A. 2.450% due 11/05/2020	1,000	1,005
Principal Life Global Funding 2.150% due 01/10/2020	3,500	3,500
Protective Life Global Funding
2.161% due 09/25/2020	5,200	5,208
2.615% due 08/22/2022	5,800	5,865
Qatari Diar Finance QSC 5.000% due 07/21/2020	3,600	3,661
Royal Bank of Scotland Group PLC
3.380% (US0003M + 1.470%) due 05/15/2023 ~	300	303
3.875% due 09/12/2023	1,700	1,782
4.269% due 03/22/2025 ●	6,000	6,373
4.800% due 04/05/2026	9,000	9,998
Santander Holdings USA, Inc.
3.400% due 01/18/2023	1,200	1,230
4.500% due 07/17/2025	400	432
Santander UK Group Holdings PLC
2.875% due 08/05/2021	2,200	2,223
3.823% due 11/03/2028 ●	2,000	2,109
4.796% due 11/15/2024 ●	3,250	3,509
Santander UK PLC
2.875% due 06/18/2024	3,400	3,477
4.000% due 03/13/2024	1,100	1,176
5.000% due 11/07/2023	4,300	4,630
SBA Tower Trust 2.877% due 07/15/2046	3,250	3,264
Simon Property Group LP 3.375% due 10/01/2024	900	948
SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022	600	611
Societe Generale S.A. 3.357% due 04/08/2021 ●	1,350	1,368
State Bank of India 2.993% (US0003M + 0.950%) due 04/06/2020 ~	3,500	3,503
Sumitomo Mitsui Financial Group, Inc.
2.442% due 10/19/2021	6,100	6,156
2.696% due 07/16/2024	9,700	9,837

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2019 (Unaudited)

2.784% due 07/12/2022	2,100	2,136
2.826% (US0003M + 0.860%) due 07/19/2023 ~	400	403
2.934% due 03/09/2021	1,500	1,518
Toronto-Dominion Bank
2.125% due 04/07/2021	2,700	2,716
2.250% due 03/15/2021	1,200	1,206
UBS AG 2.450% due 12/01/2020	5,000	5,019
UBS Group AG
2.859% due 08/15/2023 ●	5,680	5,771
2.950% due 09/24/2020	1,500	1,511
3.000% due 04/15/2021	4,600	4,662
4.125% due 09/24/2025	1,300	1,414
Ventas Realty LP
3.100% due 01/15/2023	2,000	2,047
4.125% due 01/15/2026	4,000	4,284
Waha Aerospace BV 3.925% due 07/28/2020	20	20
WEA Finance LLC
3.150% due 04/05/2022	1,000	1,022
3.250% due 10/05/2020	500	504
Wells Fargo & Co.
3.000% due 02/19/2025	6,000	6,191
3.000% due 04/22/2026	1,600	1,645
3.069% due 01/24/2023	3,500	3,573
3.300% due 09/09/2024	9,000	9,441
3.500% due 03/08/2022	300	310
3.550% due 09/29/2025	1,200	1,271
3.584% due 05/22/2028 ●	630	670
Welltower, Inc.
3.750% due 03/15/2023	400	417
4.250% due 04/01/2026	4,000	4,355
XLIT Ltd. 4.450% due 03/31/2025	500	545
		693,194
INDUSTRIALS 7.7%
AbbVie, Inc.
2.300% due 05/14/2021	300	301
2.600% due 11/21/2024	5,500	5,538
3.200% due 11/06/2022	1,400	1,437
3.200% due 05/14/2026	200	207
Air Canada Pass-Through Trust 3.750% due 06/15/2029	457	486
Alibaba Group Holding Ltd.
2.800% due 06/06/2023	2,700	2,737
3.600% due 11/28/2024	400	421
Allergan Funding SCS
3.000% due 03/12/2020	1,496	1,497
3.850% due 06/15/2024	150	158
Altria Group, Inc. 3.490% due 02/14/2022	1,400	1,441
American Airlines Pass-Through Trust
3.375% due 11/01/2028	4,692	4,876
3.650% due 08/15/2030	2,366	2,499
4.000% due 01/15/2027	1,864	1,954
5.250% due 07/31/2022	180	185
Amgen, Inc.
2.700% due 05/01/2022	100	101
3.875% due 11/15/2021	150	155
Anheuser-Busch InBev Worldwide, Inc. 4.150% due 01/23/2025	5,000	5,443
Anthem, Inc. 2.500% due 11/21/2020	400	402
Apple, Inc.
1.700% due 09/11/2022	8,000	7,993
2.850% due 05/06/2021	850	863
Baidu, Inc. 2.875% due 07/06/2022	1,300	1,311
BAT International Finance PLC 3.950% due 06/15/2025	5,000	5,288
Bayer U.S. Finance LLC 3.875% due 12/15/2023	4,500	4,723
BMW U.S. Capital LLC
2.000% due 04/11/2021	3,500	3,505
2.401% (US0003M + 0.500%) due 08/13/2021 ~	400	401
3.400% due 08/13/2021	4,500	4,603
Boston Scientific Corp. 3.375% due 05/15/2022	293	303
British Airways Pass-Through Trust 4.625% due 12/20/2025	215	228
Broadcom Corp.
2.200% due 01/15/2021	500	500
2.650% due 01/15/2023	500	503
3.625% due 01/15/2024	5,000	5,181

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2019 (Unaudited)

Campbell Soup Co. 3.650% due 03/15/2023	300	313
Cigna Holding Co. 5.125% due 06/15/2020	800	811
Conagra Brands, Inc. 2.703% (US0003M + 0.750%) due 10/22/2020 ~	400	400
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	420	443
4.750% due 07/12/2022	339	346
Crown Castle Towers LLC 3.720% due 07/15/2043	4,700	4,866
CVS Health Corp. 4.100% due 03/25/2025	9,300	9,982
CVS Pass-Through Trust 7.507% due 01/10/2032	1,262	1,561
Daimler Finance North America LLC 2.810% (US0003M + 0.900%) due 02/15/2022 ~	2,000	2,016
Danone S.A. 2.077% due 11/02/2021	1,000	1,001
Dell International LLC
4.420% due 06/15/2021	900	926
5.450% due 06/15/2023	2,100	2,278
Discovery Communications LLC
2.950% due 03/20/2023	1,700	1,733
3.500% due 06/15/2022	400	411
eBay, Inc. 3.450% due 08/01/2024	7,000	7,323
El Paso Natural Gas Co. LLC 8.625% due 01/15/2022	1,400	1,573
Enbridge, Inc.
2.594% (US0003M + 0.700%) due 06/15/2020 ~	1,000	1,002
2.900% due 07/15/2022	3,800	3,872
Enterprise Products Operating LLC 5.200% due 09/01/2020	200	204
Equifax, Inc. 2.780% (US0003M + 0.870%) due 08/15/2021 ~	2,500	2,510
ERAC USA Finance LLC 2.700% due 11/01/2023	1,900	1,923
Expedia Group, Inc. 4.500% due 08/15/2024	5,000	5,337
GATX Corp. 2.611% (US0003M + 0.720%) due 11/05/2021 ~	1,000	1,005
General Electric Co. 2.700% due 10/09/2022	5,891	5,971
General Motors Co. 4.875% due 10/02/2023	400	429
Hyundai Capital America 2.699% due 09/18/2020 ●	7,500	7,517
Imperial Brands Finance PLC
3.125% due 07/26/2024	5,500	5,559
3.500% due 02/11/2023	3,800	3,890
Japan Tobacco, Inc. 2.000% due 04/13/2021	700	699
JetBlue Pass-Through Trust 2.750% due 11/15/2033	7,500	7,603
Kinder Morgan Energy Partners LP
5.800% due 03/01/2021	1,400	1,457
6.850% due 02/15/2020	1,300	1,307
Kraft Heinz Foods Co.
2.800% due 07/02/2020	53	53
3.950% due 07/15/2025	2,600	2,752
Newmont Goldcorp Corp. 3.625% due 06/09/2021	600	612
Oracle Corp.
2.625% due 02/15/2023	200	204
2.650% due 07/15/2026	400	409
2.950% due 11/15/2024	2,000	2,078
Penske Truck Leasing Co. LP
2.700% due 03/14/2023	300	303
3.375% due 02/01/2022	5,000	5,106
Philip Morris International, Inc.
2.125% due 05/10/2023	700	702
3.600% due 11/15/2023	6,600	6,962
QUALCOMM, Inc.
2.600% due 01/30/2023	9,200	9,365
3.000% due 05/20/2022	800	820
Reynolds American, Inc.
4.850% due 09/15/2023	2,800	3,036
6.875% due 05/01/2020	2,600	2,642
Rockwell Collins, Inc. 3.200% due 03/15/2024	2,036	2,119
Sabine Pass Liquefaction LLC 5.625% due 04/15/2023	2,000	2,177
Shire Acquisitions Investments Ireland DAC 2.400% due 09/23/2021	2,000	2,011

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2019 (Unaudited)

Siemens Financieringsmaatschappij NV 2.900% due 05/27/2022	800	818
Spectra Energy Partners LP 2.592% (US0003M + 0.700%) due 06/05/2020 ~	6,950	6,963
Sprint Spectrum Co. LLC 3.360% due 03/20/2023	2,144	2,166
Tech Data Corp. 3.700% due 02/15/2022	500	511
Telefonica Emisiones S.A. 5.134% due 04/27/2020	5,500	5,552
Thermo Fisher Scientific, Inc. 3.000% due 04/15/2023	400	411
Tyson Foods, Inc. 2.250% due 08/23/2021	1,275	1,279
United Airlines Pass-Through Trust
3.100% due 01/07/2030	1,073	1,103
4.550% due 02/25/2033	4,358	4,716
United Technologies Corp. 2.554% (US0003M + 0.650%) due 08/16/2021 ~	3,500	3,500
UnitedHealth Group, Inc. 3.875% due 10/15/2020	427	431
VMware, Inc. 2.300% due 08/21/2020	3,662	3,668
Volkswagen Group of America Finance LLC 3.875% due 11/13/2020	700	711
Walgreens Boots Alliance, Inc. 3.800% due 11/18/2024	8,400	8,737
Zimmer Biomet Holdings, Inc. 2.653% (US0003M + 0.750%) due 03/19/2021 ~	5,100	5,101
		238,526
UTILITIES 2.2%
AT&T, Inc.
2.625% due 12/01/2022	1,600	1,625
3.200% due 03/01/2022	800	819
3.400% due 05/15/2025	5,900	6,184
3.900% due 03/11/2024	200	213
4.100% due 02/15/2028	4,441	4,831
4.300% due 02/15/2030	5,699	6,337
4.450% due 04/01/2024	300	325
BG Energy Capital PLC 4.000% due 12/09/2020	1,000	1,018
BP Capital Markets America, Inc. 2.750% due 05/10/2023	2,200	2,251
CNOOC Finance Ltd. 3.000% due 05/09/2023	4,100	4,173
National Rural Utilities Cooperative Finance Corp. 2.700% due 02/15/2023	8,500	8,661
PECO Energy Co. 2.375% due 09/15/2022	1,000	1,010
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.298% due 09/30/2020	45	45
Shell International Finance BV 1.875% due 05/10/2021	1,100	1,101
Sinopec Group Overseas Development Ltd.
2.250% due 09/13/2020	750	750
2.500% due 09/13/2022	7,100	7,136
4.125% due 09/12/2025	400	433
Southern California Edison Co. 3.500% due 10/01/2023	1,800	1,876
Southern Power Co. 2.458% (US0003M + 0.550%) due 12/20/2020 ~	2,025	2,026
State Grid Overseas Investment Ltd. 4.125% due 05/07/2024	400	428
Verizon Communications, Inc. 3.376% due 02/15/2025	16,936	17,933
		69,175
Total Corporate Bonds & Notes (Cost $977,287)		1,000,895
MUNICIPAL BONDS & NOTES 3.1%
CALIFORNIA 0.9%
Bay Area Toll Authority, California Revenue Bonds, Series 2019 2.574% due 04/01/2031	8,500	8,458
California State General Obligation Bonds, (BABs), Series 2010 7.950% due 03/01/2036	3,065	3,094
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010 4.530% due 06/01/2022	1,850	1,968
Los Angeles County, California Redevelopment Refunding Authority Redev Agency Successor Agy Tax Allocation Notes, Series 2016 2.000% due 09/01/2023	400	398
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010 6.947% due 07/01/2040	400	410

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2019 (Unaudited)

Regents of the University of California Medical Center Pooled Revenue Notes, (BABs), Series 2010 5.035% due 05/15/2021	700	729
Riverside, California Electric Revenue Bonds, (BABs), Series 2010 7.605% due 10/01/2040	500	800
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010 5.500% due 11/01/2025	6,400	7,177
University of California Revenue Notes, Series 2017
2.719% due 05/15/2024	500	511
3.063% due 07/01/2025	5,200	5,448
		28,993
FLORIDA 0.1%
Miami-Dade County, Florida Aviation Revenue Notes, Series 2018 3.405% due 10/01/2024	300	313
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2016 2.638% due 07/01/2021	1,050	1,063
		1,376
GEORGIA 0.1%
Cobb-Marietta Coliseum & Exhibit Hall Authority, Georgia Revenue Notes, Series 2015 2.800% due 07/01/2022	1,080	1,102
IDAHO 0.2%
Idaho Energy Resources Authority Revenue Notes, Series 2017
2.297% due 09/01/2023	2,100	2,128
2.447% due 09/01/2024	4,400	4,474
		6,602
MASSACHUSETTS 0.1%
University of Massachusetts Building Authority Revenue Notes, Series 2014 2.446% due 11/01/2020	2,750	2,761
MICHIGAN 0.1%
Michigan Finance Authority Revenue Notes, Series 2019
2.466% due 12/01/2025	1,100	1,096
2.596% due 12/01/2026	1,400	1,393
		2,489
NEW YORK 1.2%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
5.355% due 11/15/2023	600	667
6.814% due 11/15/2040	500	711
Metropolitan Transportation Authority, New York Revenue Notes, Series 2014 2.523% due 07/01/2021	1,950	1,955
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010 4.525% due 11/01/2022	9,000	9,615
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2010 5.008% due 08/01/2027	900	1,049
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2018 3.250% due 08/01/2023	1,600	1,658
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2019 2.980% due 11/01/2027	7,000	7,206
New York State Dormitory Authority Revenue Notes, Series 2019 2.839% due 07/01/2022	1,000	1,022
New York State Dormitory Authority Revenue Notes, Series 2020 2.727% due 02/15/2029 (a)	2,150	2,164
New York State Urban Development Corp. Revenue Notes, Series 2019 2.150% due 03/15/2025	5,600	5,592
Port Authority of New York & New Jersey Revenue Bonds, Series 2009 5.859% due 12/01/2024	2,500	2,925
Port Authority of New York & New Jersey Revenue Notes, Series 2014 2.529% due 10/15/2020	1,800	1,810
		36,374
PENNSYLVANIA 0.0%
Pennsylvania Turnpike Commission Revenue Notes, Series 2014 2.609% due 12/01/2021	1,000	1,016
SOUTH DAKOTA 0.1%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013 3.539% due 06/01/2022	3,670	3,735
TEXAS 0.2%
Houston, Texas Combined Utility System Revenue Notes, Series 2014 3.428% due 05/15/2023	4,250	4,475

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2019 (Unaudited)

Texas Transportation Commission State Highway Fund Revenue Bonds, Series 2010 5.028% due 04/01/2026	2,205	2,480
		6,955
UTAH 0.1%
Utah Municipal Power Agency Revenue Bonds, Series 2016 3.237% due 07/01/2028	2,000	2,076
Utah State General Obligation Bonds, (BABs), Series 2009 4.554% due 07/01/2024	715	757
Utah State General Obligation Bonds, (BABs), Series 2010 3.539% due 07/01/2025	500	525
		3,358
WISCONSIN 0.0%
Wisconsin State Revenue Notes, Series 2016 1.899% due 05/01/2022	400	402
Total Municipal Bonds & Notes (Cost $93,829)		95,163
U.S. GOVERNMENT AGENCIES 52.5%
Fannie Mae
1.625% due 10/15/2024	42,800	42,574
2.032% due 06/25/2037 ●	331	327
2.042% due 11/25/2045 ●	850	844
2.092% due 12/25/2045 ●	528	525
2.108% due 03/25/2036 ●	824	823
2.142% due 03/25/2035 - 03/25/2046 ●	969	965
2.181% due 11/25/2046 ●	1,024	1,022
2.201% due 11/25/2046 - 12/25/2056 ●	8,212	8,203
2.221% due 12/25/2046 ●	6,314	6,313
2.231% due 07/25/2046 - 10/25/2046 ●	8,227	8,230
2.281% due 01/25/2047 ●	6,408	6,410
2.522% due 06/25/2040 ●	341	346
2.654% due 05/25/2027	3,142	3,192
3.820% due 09/01/2021	1,810	1,852
3.980% due 07/01/2021	2,500	2,566
4.105% due 07/01/2034 ●	332	344
4.482% due 10/01/2037 ●	403	425
Federal Home Loan Bank 1.500% due 08/15/2024	13,700	13,588
Freddie Mac
2.040% due 09/15/2035 ●	19	19
2.131% due 10/15/2037 ●	8,040	7,967
2.140% due 02/15/2041 ●	375	374
2.190% due 04/15/2041 ●	113	113
2.210% due 11/15/2036 ●	109	109
2.221% due 07/15/2040 ●	5,192	5,183
2.281% due 07/15/2041 - 03/15/2042 ●	12,687	12,695
2.290% due 04/15/2041 ●	938	942
2.491% due 12/25/2028	5,550	5,623
2.500% due 09/25/2048	25,877	25,822
2.864% due 10/25/2026	3,187	3,279
3.000% due 10/01/2046 - 09/01/2048	77,472	79,005
3.026% due 04/25/2027	1,890	1,956
3.065% due 08/25/2022	6,000	6,130
3.303% due 11/25/2027 ~	4,000	4,263
3.500% due 06/01/2044 - 01/01/2049	81,695	84,254
4.000% due 09/01/2048 - 05/01/2049	68,660	71,483
4.500% due 10/01/2048 - 02/01/2049	26,046	27,425
Ginnie Mae
2.164% due 10/20/2066 ●	137	137
2.215% due 03/20/2049 ●	3,788	3,783
2.224% due 08/20/2066 ●	22	22
2.314% due 07/20/2063 ●	3,470	3,470
2.344% due 06/20/2065 ●	6,145	6,133
2.374% due 03/20/2065 ●	5,109	5,103
2.424% due 12/20/2064 - 06/20/2066 ●	18,952	18,991
2.454% due 08/20/2061 - 03/20/2062 ●	6	6
2.467% due 09/20/2065 ●	6,561	6,549
2.504% due 09/20/2063 ●	413	415
2.524% due 10/20/2063 - 09/20/2065 ●	663	667
2.544% due 02/20/2066 ●	1,354	1,356
2.574% due 05/20/2066 ●	5,359	5,393
2.654% due 04/20/2066 ●	9,191	9,270
2.674% due 04/20/2066 ●	9,309	9,404
2.694% due 07/20/2065 ●	380	383
2.724% due 12/20/2066 ●	7,875	7,966
2.774% due 01/20/2067 ●	7,687	7,797
2.924% due 03/20/2066 ●	3,631	3,702
3.500% due 09/20/2045 - 12/20/2049	16,439	17,068
Ginnie Mae, TBA
3.000% due 02/01/2050	31,300	32,102
3.500% due 01/01/2050 - 02/01/2050	108,400	111,738

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2019 (Unaudited)

4.000% due 01/01/2050 - 02/01/2050	30,000	31,056
Tennessee Valley Authority STRIPS 7.125% due 05/01/2030	10,000	14,412
Uniform Mortgage-Backed Security
3.000% due 04/01/2043 - 12/01/2049	62,499	63,397
3.500% due 03/01/2024 - 10/01/2049	363,290	373,936
4.000% due 05/01/2047 - 08/01/2049	152,493	158,750
4.500% due 08/01/2048	26,248	27,710
5.000% due 04/01/2023 - 11/01/2044	5,234	5,735
5.500% due 04/01/2023 - 02/01/2042	1,960	2,184
Uniform Mortgage-Backed Security, TBA
2.500% due 02/01/2050	30,000	29,632
3.000% due 02/01/2035 - 02/01/2050	95,200	96,829
3.500% due 02/01/2035 - 03/01/2050	116,100	119,626
4.000% due 03/01/2050	4,200	4,369
4.500% due 01/01/2050	16,000	16,845
Total U.S. Government Agencies (Cost $1,618,563)		1,631,127
U.S. TREASURY OBLIGATIONS 8.6%
U.S. Treasury Bonds
2.875% due 05/15/2049	12,300	13,546
U.S. Treasury Notes
1.500% due 10/31/2024	20,000	19,817
1.500% due 11/30/2024	31,400	31,120
1.625% due 08/15/2029	125,900	122,578
1.750% due 11/15/2029	4,500	4,429
2.000% due 04/30/2024 (d)	9,690	9,816
2.125% due 03/31/2024 (d)	5,600	5,700
2.250% due 12/31/2023	10,340	10,569
2.250% due 04/30/2024 (d)	1,600	1,638
2.250% due 03/31/2026	36,200	37,164
2.500% due 02/28/2026	11,100	11,558
Total U.S. Treasury Obligations (Cost $270,728)		267,935
NON-AGENCY MORTGAGE-BACKED SECURITIES 8.4%
AREIT Trust 2.760% due 09/14/2036 ●	2,500	2,500
Banc of America Commercial Mortgage Trust
3.019% due 07/15/2049	8,200	8,390
3.441% due 09/15/2048	6,000	6,304
Bancorp Commercial Mortgage Trust 2.740% due 03/15/2036 ●	3,960	3,965
BANK
2.808% due 10/17/2052	1,600	1,635
2.897% due 11/15/2062	3,728	3,832
2.933% due 09/15/2061	10,300	10,609
3.279% due 11/15/2054	5,300	5,573
3.432% due 05/15/2062	2,000	2,121
3.623% due 04/15/2052	2,500	2,679
Benchmark Mortgage Trust
2.888% due 08/15/2057	4,319	4,422
2.957% due 12/15/2062	6,100	6,294
3.780% due 02/15/2051 ~	1,100	1,172
Cantor Commercial Real Estate Lending 2.817% due 11/15/2052	8,300	8,449
CD Mortgage Trust 3.317% due 05/10/2050	3,000	3,114
CGGS Commercial Mortgage Trust 2.640% due 02/15/2037 ●	5,000	4,994
Citigroup Commercial Mortgage Trust
3.024% due 09/10/2045	3,825	3,899
3.268% due 09/15/2050	3,600	3,749
3.962% due 03/10/2051	4,800	5,158
Commercial Mortgage Trust
2.873% due 08/15/2057	1,700	1,737
3.317% due 09/10/2050	3,100	3,225
3.432% due 08/10/2048	1,500	1,571
3.497% due 05/10/2048	1,500	1,580
3.694% due 08/10/2047	2,200	2,317
3.796% due 08/10/2047	3,250	3,447
3.902% due 07/10/2050	2,200	2,344
CSAIL Commercial Mortgage Trust
2.957% due 09/15/2052	9,031	9,276
3.808% due 11/15/2048	5,600	5,977
DBUBS Mortgage Trust 3.452% due 10/10/2034	6,100	6,359
Exantas Capital Corp. Ltd. 2.737% due 04/15/2036 ●	8,797	8,809
GS Mortgage Securities Corp. Trust 3.419% due 10/10/2032	5,000	5,127
GS Mortgage Securities Trust
2.909% due 09/01/2052	7,600	7,785
3.396% due 02/10/2048	2,600	2,720
3.801% due 01/10/2047	3,469	3,606

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2019 (Unaudited)

3.871% due 07/10/2046 ~	7,000	7,311
HPLY Trust 2.740% due 11/15/2036 ●	5,123	5,115
Independence Plaza Trust 3.763% due 07/10/2035	3,300	3,449
JPMBB Commercial Mortgage Securities Trust
3.562% due 12/15/2048	1,500	1,562
3.611% due 05/15/2048	2,000	2,117
3.639% due 11/15/2047	3,000	3,170
3.670% due 09/15/2047	2,463	2,597
3.801% due 08/15/2048	1,500	1,607
JPMDB Commercial Mortgage Securities Trust
2.982% due 11/13/2052	3,200	3,292
2.994% due 12/15/2049	300	308
3.242% due 10/15/2050	3,900	4,052
JPMorgan Chase Commercial Mortgage Securities Trust 2.590% due 10/15/2032 ●	2,943	2,941
Morgan Stanley Bank of America Merrill Lynch Trust 3.306% due 04/15/2048	2,000	2,084
Morgan Stanley Capital Trust
2.606% due 08/15/2049	1,400	1,410
3.067% due 06/15/2029	6,200	6,388
3.809% due 12/15/2048	2,000	2,137
Motel 6 Trust 2.660% due 08/15/2034 ●	2,742	2,745
PFP Ltd.
2.710% due 04/14/2036 ●	8,799	8,815
2.964% due 04/14/2037 ●	3,250	3,257
UBS Commercial Mortgage Trust
2.866% due 10/15/2052	7,069	7,218
2.987% due 12/15/2052	930	953
3.366% due 10/15/2050	2,700	2,804
3.504% due 12/15/2050	8,400	8,819
3.903% due 02/15/2051	3,500	3,750
VMC Finance LLC 2.657% due 10/15/2035 ●	6,285	6,283
Wells Fargo Commercial Mortgage Trust
2.788% due 07/15/2048	250	255
2.991% due 02/15/2048	250	255
3.306% due 05/15/2048	250	258
3.395% due 10/15/2050	3,400	3,567
3.461% due 07/15/2058	1,000	1,032
3.540% due 05/15/2048	1,500	1,585
4.147% due 06/15/2051	1,400	1,527
Wells Fargo-RBS Commercial Mortgage Trust 3.631% due 11/15/2047	2,000	2,113
Total Non-Agency Mortgage-Backed Securities (Cost $257,372)		259,515
ASSET-BACKED SECURITIES 5.8%
Arbor Realty Collateralized Loan Obligation Ltd. 2.730% due 12/15/2027 ●	6,800	6,798
Avery Point CLO Ltd. 3.040% due 04/25/2026 ●	1,626	1,626
B&M CLO Ltd. 2.731% due 04/16/2026 ●	1,551	1,550
California Street CLO Ltd. 3.031% due 10/15/2025 ●	1,834	1,834
Chase Issuance Trust 1.840% due 04/15/2022	1,700	1,700
CLNC FL1 Ltd. 2.983% due 08/20/2035 ●	10,000	10,013
Columbia Cent CLO Ltd. 3.090% due 10/25/2028 ●	6,000	5,994
Denali Capital CLO LLC 2.986% due 10/26/2027 ●	3,800	3,799
ECMC Group Student Loan Trust
2.542% due 02/27/2068 ●	5,184	5,098
2.592% due 09/25/2068 ●	6,852	6,741
2.842% due 05/25/2067 ●	3,884	3,873
Elevation CLO Ltd. 2.993% due 04/18/2027 ●	879	879
Figueroa CLO Ltd. 2.758% due 06/20/2027 ●	1,349	1,349
Gallatin CLO Ltd. 3.051% (US0003M + 1.050%) due 07/15/2027 ~	3,487	3,493
GPMT Ltd. 3.040% due 02/22/2036 ●	6,500	6,502
Loomis Sayles CLO Ltd. 2.901% due 04/15/2028 ●	3,400	3,384
Mercedes-Benz Auto Lease Trust 3.010% due 02/16/2021	5,875	5,887
Mountain Hawk CLO Ltd. 3.203% due 04/18/2025 ●	912	912
Navient Student Loan Trust
2.092% due 07/26/2066 ●	137	137

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2019 (Unaudited)

2.172% due 03/25/2067 ●	6,655	6,644
2.592% due 07/26/2066 ●	3,974	3,909
Nelnet Student Loan Trust
2.020% due 08/23/2027 ●	2,203	2,199
2.392% due 03/25/2030 ●	2,607	2,598
OHA Credit Partners Ltd. 2.976% due 10/20/2025 ●	400	401
OZLM Ltd. 3.016% due 07/30/2027 ●	2,800	2,796
Palmer Square Loan Funding Ltd.
2.810% due 11/15/2026 ●	3,989	3,992
2.936% due 04/20/2027 ●	4,453	4,453
Seneca Park CLO Ltd. 3.122% due 07/17/2026 ●	1,113	1,114
Shackleton CLO Ltd. 3.096% due 10/20/2028 ●	7,400	7,394
SLC Student Loan Trust
1.970% due 05/15/2029 ●	3,365	3,294
1.994% due 09/15/2026 ●	350	349
2.004% due 03/15/2027 ●	855	849
2.785% due 11/25/2042 ●	1,126	1,128
SLM Student Loan Trust
2.040% due 04/25/2027 ●	445	445
2.050% due 10/27/2025 ●	37	37
2.050% due 01/25/2027 ●	445	444
2.060% due 01/25/2027 ●	1,239	1,230
2.080% due 10/25/2028 ●	6,426	6,361
2.364% due 12/15/2027 ●	3,236	3,233
2.490% due 04/27/2026 ●	1,459	1,459
2.490% due 01/25/2028 ●	3,921	3,924
2.540% due 10/25/2029 ●	3,600	3,583
Sudbury Mill CLO Ltd. 3.152% due 01/17/2026 ●	1,913	1,914
Telos CLO Ltd. 3.272% due 01/17/2027 ●	2,654	2,655
TICP CLO Ltd. 2.806% due 04/20/2028 ●	3,400	3,382
TPG Real Estate Finance 2.890% due 10/15/2034 ●	10,700	10,708
Tralee CLO Ltd. 3.076% due 10/20/2028 ●	3,400	3,385
Venture CLO Ltd.
2.992% due 04/20/2029 ●	16,000	15,987
3.103% due 10/22/2031 ●	1,850	1,851
Voya CLO Ltd. 2.660% due 07/25/2026 ●	2,365	2,363
Zais CLO Ltd. 3.151% due 04/15/2028 ●	4,900	4,902
Total Asset-Backed Securities (Cost $180,930)		180,552
SOVEREIGN ISSUES 1.1%
Japan Bank for International Cooperation 2.125% due 06/01/2020	2,800	2,802
Korea Expressway Corp. 3.625% due 10/22/2021	4,000	4,106
Province of Ontario
2.500% due 04/27/2026	5,000	5,105
3.050% due 01/29/2024	4,000	4,180
3.200% due 05/16/2024	3,000	3,159
Province of Quebec
2.375% due 01/31/2022	4,700	4,757
2.625% due 02/13/2023	10,500	10,777
Saudi Government International Bond 2.375% due 10/26/2021	500	502
Total Sovereign Issues (Cost $34,266)		35,388
SHORT-TERM INSTRUMENTS 2.0%
CERTIFICATES OF DEPOSIT 0.2%
Lloyds Bank Corporate Markets PLC 2.435% (US0003M + 0.500%) due 09/24/2020 ~	6,500	6,515
REPURCHASE AGREEMENTS (b) 1.8%		55,715
Total Short-Term Instruments (Cost $62,215)		62,230
Total Investments in Securities (Cost $3,495,190)		3,532,805
Total Investments 113.7% (Cost $3,495,190)		$3,532,805
Financial Derivative Instruments (c) 0.0%(Cost or Premiums, net $310)		1

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2019 (Unaudited)

Other Assets and Liabilities, net (13.7)%	(425,367)
Net Assets 100.0%	$3,107,439

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	When-issued security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$315	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(324)	$315	$315
MBC	1.650	12/31/2019	01/02/2020	55,400	U.S. Treasury Notes 2.250% due 11/15/2024	(57,130)	55,400	55,405
Total Repurchase Agreements						$(57,454)	$55,715	$55,720

(1)	Includes accrued interest.
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
MetLife, Inc.	1.000%	Quarterly	12/20/2024	0.494%	$6,800	$116	$50	$166	$0	$0
Prudential Financial, Inc.	1.000	Quarterly	12/20/2024	0.523	12,800	194	102	296	1	0
Total Swap Agreements						$310	$152	$462	$1	$0

(d)	Securities with an aggregate market value of $9,306 and cash of $1,575 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$693,194	$0	$693,194
Industrials	0	238,526	0	238,526
Utilities	0	69,175	0	69,175
Municipal Bonds & Notes
California	0	28,993	0	28,993
Florida	0	1,376	0	1,376

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2019 (Unaudited)

Georgia	0	1,102	0	1,102
Idaho	0	6,602	0	6,602
Massachusetts	0	2,761	0	2,761
Michigan	0	2,489	0	2,489
New York	0	36,374	0	36,374
Pennsylvania	0	1,016	0	1,016
South Dakota	0	3,735	0	3,735
Texas	0	6,955	0	6,955
Utah	0	3,358	0	3,358
Wisconsin	0	402	0	402
U.S. Government Agencies	0	1,631,127	0	1,631,127
U.S. Treasury Obligations	0	267,935	0	267,935
Non-Agency Mortgage-Backed Securities	0	259,515	0	259,515
Asset-Backed Securities	0	180,552	0	180,552
Sovereign Issues	0	35,388	0	35,388
Short-Term Instruments
Certificates of Deposit	0	6,515	0	6,515
Repurchase Agreements	0	55,715	0	55,715
Total Investments	$0	$3,532,805	$0	$3,532,805
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$1	$0	$1
Total Financial Derivative Instruments	$0	$1	$0	$1
Totals	$0	$3,532,806	$0	$3,532,806

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

INVESTMENTS IN SECURITIES 257.6% ¤

CORPORATE BONDS & NOTES 0.1%

BANKING & FINANCE 0.0%

Ambac Assurance Corp. 5.100% due 06/07/2020	$38	$56
Ambac LSNI LLC 6.945% due 02/12/2023 ●	148	150
		206

INDUSTRIALS 0.1%

CVS Pass-Through Trust 6.036% due 12/10/2028	1,132	1,263
Total Corporate Bonds & Notes (Cost $1,320)		1,469

MUNICIPAL BONDS & NOTES 0.2%

TEXAS 0.2%

Ennis Economic Development Corp., Texas Revenue Bonds, (NPFGC Insured), Series 1999 0.000% due 08/01/2034 (d)	7,990	3,596
Total Municipal Bonds & Notes (Cost $4,779)		3,596

U.S. GOVERNMENT AGENCIES 226.6%

Fannie Mae
0.000% due 08/25/2022 (b)(d)	1	1
0.200% due 02/25/2043 ●(a)	3,977	30
1.711% due 07/25/2037 ●	658	647
1.768% due 12/25/2036 ●	1,703	1,687
1.866% due 07/25/2032 ●	154	150
1.923% due 09/26/2033 ●	19	19
1.968% due 06/25/2032 ●	1	1
1.973% due 10/25/2046 ~(a)	606	34
1.987% due 01/25/2022 ~(a)	9,193	180
1.995% due 04/25/2046 ~(a)	1,068	56
2.049% due 07/25/2052 ~(a)	1,171	62
2.068% due 02/25/2033 ●	11	11
2.092% due 12/25/2028 - 12/25/2048 ●	45,438	45,187
2.125% due 07/25/2044 ~(a)	1,303	75
2.139% due 07/25/2044 ~(a)	1,624	97
2.145% due 04/18/2028 - 12/18/2032 ●	28	28
2.173% due 10/25/2042 ●	1,947	1,689
2.192% due 06/25/2029 - 04/25/2032 ●	72	72
2.195% due 10/18/2030 ●	16	16
2.239% due 04/25/2055 ~(a)	1,898	93
2.242% due 01/25/2045 ~(a)	1,278	58
2.245% due 09/18/2027 ●	24	24
2.258% due 03/25/2045 ~(a)	1,058	54
2.285% due 08/25/2055 ~(a)	1,221	72
2.292% due 06/25/2030 ●	70	71
2.297% due 08/25/2054 ~(a)	2,200	139
2.377% due 07/01/2020 - 10/01/2031 ●	19	19
2.405% due 10/01/2023 ●	6	6
2.442% due 06/25/2022 - 09/25/2023 ●	8	8
2.454% due 07/25/2045 ~(a)	5,256	335
2.480% due 08/25/2044 ~(a)	1,068	60
2.492% due 10/25/2037 ●	3,244	3,269
2.692% due 04/25/2032 ●	29	30
2.751% due 07/01/2027 ●	2	2
2.892% due 05/25/2023 ●	5	5
3.000% due 11/01/2042 - 05/01/2058	45,855	46,765
3.000% due 11/25/2043 - 12/25/2048 (a)	36,049	4,918
3.092% due 11/25/2021 ●	2	2
3.210% due 02/01/2026 ●	12	12
3.228% due 03/01/2035 ●	83	87
3.321% due 05/01/2036 ●	4	5
3.380% due 11/01/2035 ●	5	5
3.389% due 01/01/2049 ●	14,337	14,660
3.499% due 05/01/2036 ●	215	217
3.500% due 07/01/2026 - 08/01/2026 ●	4	4
3.500% due 04/25/2046 (a)	2,964	231
3.527% due 08/01/2042 - 10/01/2044 ●	1,488	1,500

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

3.529% due 11/01/2048 ●	8,051	8,254
3.575% due 02/01/2026	9,000	9,545
3.614% due 12/01/2048 ●	14,630	15,022
3.658% due 08/01/2029 ●	2	2
3.705% due 11/01/2031 ●	11	11
3.727% due 10/01/2030 - 12/01/2040 ●	214	213
3.743% due 12/01/2035 ●	26	26
3.780% due 02/01/2031 ●	18	18
3.790% due 01/01/2029	2,500	2,743
3.800% due 08/01/2025	3,030	3,265
3.800% due 11/01/2035 ●	287	293
3.806% due 09/01/2035 ●	189	195
3.820% due 01/01/2029	5,500	6,042
3.823% due 03/01/2035 ●	32	33
3.825% due 11/01/2026 ●	50	51
3.891% due 11/01/2028 ●	43	43
3.897% due 09/01/2035 ●	282	294
3.905% due 11/01/2035 ●	21	22
3.917% due 09/01/2035 ●	11	11
3.937% due 05/01/2036 ●	4	4
3.960% due 08/01/2029	4,186	4,604
4.000% due 09/01/2043 - 10/01/2043	684	729
4.000% due 06/25/2044 (a)	350	43
4.000% due 03/25/2047 ●	872	854
4.020% due 09/01/2030 ●	5	5
4.028% due 10/01/2035 ●	18	19
4.060% due 09/01/2034 ●	93	99
4.074% due 06/01/2023 ●	8	8
4.098% due 11/01/2028 ●	36	37
4.105% due 07/01/2035 ●	17	18
4.119% due 04/01/2022 ●	10	10
4.125% due 05/01/2036 ●	5	5
4.192% due 08/01/2035 ●	48	50
4.195% due 08/01/2028 ●	26	27
4.203% due 03/01/2025 ●	2	2
4.204% due 05/01/2035 ●	33	34
4.208% due 11/25/2049 ●(a)	4,969	1,093
4.225% due 05/01/2026 ●	1	2
4.229% due 07/01/2035 ●	96	101
4.234% due 05/25/2035 ~	110	116
4.235% due 12/01/2029 - 09/01/2031 ●	12	12
4.250% due 04/01/2033 ●	78	79
4.259% due 11/01/2035 ●	132	135
4.277% due 09/01/2030 ●	7	7
4.349% due 11/01/2025 ●	5	5
4.358% due 07/25/2042 - 08/25/2042 ●(a)	18,322	2,675
4.365% due 11/01/2025 - 07/01/2034 ●	161	169
4.390% due 06/01/2029 ●	1	1
4.424% due 08/01/2029 ●	21	21
4.426% due 12/01/2031 ●	3	3
4.428% due 05/01/2035 ●	94	98
4.445% due 02/01/2025 ●	17	17
4.465% due 02/01/2027 ●	16	16
4.495% due 01/01/2028 ●	1	1
4.500% due 06/01/2025 - 06/01/2026 ●	5	4
4.500% due 02/01/2038 - 05/01/2041	113	119
4.504% due 02/01/2032 ●	47	49
4.519% due 02/01/2028 ●	19	20
4.527% due 07/01/2032 ●	17	17
4.542% due 01/01/2035 ●	49	51
4.552% due 02/01/2035 ●	165	170
4.566% due 02/01/2034 ●	62	64
4.585% due 03/01/2035 ●	104	108
4.595% due 02/01/2024 ●	43	43
4.640% due 05/01/2029 ●	10	10
4.642% due 05/01/2030 ●	18	18
4.644% due 06/01/2032 ●	64	67
4.645% due 06/01/2029 ●	14	14
4.689% due 05/01/2036 ●	47	50
4.737% due 06/01/2035 - 12/01/2035 ●	40	41
4.746% due 03/01/2024 - 02/01/2030 ●	88	92
4.760% due 04/01/2030 ●	4	4
4.764% due 06/01/2035 ●	354	374
4.770% due 04/01/2032 ●	4	4
4.778% due 06/01/2030 ●	42	44
4.789% due 01/01/2026 ●	66	68
4.800% due 02/01/2035 ●	21	22
4.825% due 01/01/2030 ●	6	6
4.961% due 12/01/2027 ●	10	10
4.975% due 01/01/2030 ●	73	75
4.987% due 07/01/2024 ●	1	1
5.000% due 04/25/2023 - 11/01/2039	328	345
5.000% due 05/01/2027 ●	15	15
5.027% due 04/01/2035 ●	7	7
5.037% due 02/01/2036 ●	23	24
5.091% due 02/01/2031 ●	45	45

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

5.094% due 01/01/2029 - 09/01/2034 ●	12	13
5.125% due 12/01/2023 ●	5	5
5.387% due 10/25/2045 ●	2,460	2,845
5.500% due 12/01/2035 - 11/01/2039	2,463	2,621
5.536% due 02/01/2031 ●	26	27
5.691% due 12/01/2030 ●	61	64
6.000% due 04/25/2031 - 07/01/2037	550	613
6.300% due 06/25/2031 ~	158	158
6.300% due 10/17/2038	18	18
6.500% due 05/25/2020 - 10/25/2031	1,108	1,231
6.500% due 04/25/2038 (a)	242	59
6.589% due 10/25/2031 þ	2	2
6.850% due 12/18/2027	181	202
7.000% due 03/25/2020 - 09/01/2032	243	263
7.500% due 03/25/2023 - 07/25/2041	493	550
7.800% due 10/25/2022	8	8
7.800% due 06/25/2026 ~	3	3
8.175% due 06/25/2032 ~	3	3
8.750% due 06/25/2021	2	2
9.000% due 03/25/2021	2	2
9.000% due 05/25/2022 - 06/25/2022 (a)	1	0
9.500% due 11/25/2020	4	4
9.927% due 06/25/2042 ●	379	615
Farmer Mac 8.093% due 04/25/2030 «~	84	84
FDIC Structured Sale Guaranteed Notes 2.209% due 11/29/2037 ●	96	96
Federal Housing Administration
6.896% due 07/01/2020	5	5
7.430% due 02/01/2020 - 02/01/2023	37	37
Freddie Mac
0.000% due 08/15/2056 - 10/15/2058 (b)(d)	70,185	57,091
0.788% due 01/25/2020 ~(a)	6,418	0
0.979% due 11/25/2022 ~(a)	29,055	675
1.149% due 04/25/2021 ~(a)	88,475	1,039
1.831% due 10/15/2037 ~(a)	403	15
1.912% due 07/25/2031 ●	40	40
1.917% due 05/25/2031 ●	121	120
1.932% due 09/25/2031 ●	92	91
1.940% due 03/15/2031 ●	44	44
1.990% due 07/15/2034 ●	6	6
2.027% due 11/25/2021 ●	743	742
2.040% due 06/15/2048 ●	4,493	4,489
2.040% due 12/15/2048	4,328	4,307
2.047% due 09/25/2021 ●	252	251
2.090% due 12/15/2029 ●	54	54
2.107% due 10/15/2037 ~(a)	134	5
2.131% due 10/15/2037 - 04/15/2038 ●	27,213	27,096
2.140% due 08/25/2049 ●	26,372	26,267
2.190% due 03/15/2024 - 12/15/2031 ●	139	140
2.222% due 05/15/2037 ~(a)	310	16
2.237% due 12/15/2046 «●	1,316	1,312
2.240% due 05/15/2023 - 06/15/2042 ●	15,316	15,379
2.266% due 01/25/2050 ●	5,567	5,565
2.290% due 03/15/2032 - 03/15/2044 ●	3,084	3,075
2.317% due 10/15/2041 ~(a)	681	41
2.334% due 11/15/2038 ~(a)	1,177	70
2.340% due 08/15/2035 ●	582	586
2.373% due 08/15/2041 ~(a)	386	21
2.385% due 07/01/2030 ●	81	80
2.485% due 03/15/2037 ~(a)	411	27
2.500% due 12/15/2027 (a)	4,218	261
2.500% due 01/01/2032 - 12/01/2032	6,707	6,785
2.529% due 02/15/2038 ~(a)	888	58
2.547% due 06/15/2038 ~(a)	751	55
2.561% due 11/15/2036 ~(a)	1,027	71
2.622% due 08/15/2036 ~(a)	673	45
2.690% due 04/15/2031 ●	556	566
2.740% due 06/15/2031 ●	40	41
2.940% due 07/15/2027 ●	229	235
3.000% due 08/15/2032 - 08/01/2046	10,558	10,753
3.000% due 02/15/2033 - 09/15/2048 (a)	11,377	1,100
3.254% due 04/25/2023 ~	28,564	29,203
3.500% due 12/15/2022 - 07/01/2043	5,712	5,989
3.500% due 08/15/2026 - 08/15/2045 (a)	31,379	4,190
3.737% due 10/01/2023 ●	56	57
3.875% due 10/01/2024 ●	39	40
3.920% due 10/01/2035 ●	76	80
3.960% due 04/01/2025 ●	6	6
3.973% due 12/01/2032 ●	11	12
3.974% due 09/01/2026 ●	5	5
4.000% due 06/01/2029 - 06/01/2048	24,301	25,939
4.000% due 01/15/2046 (a)	11,933	1,600
4.000% due 12/01/2048 (f)	10,232	10,934
4.006% due 12/01/2035 ●	384	400
4.025% due 08/15/2032 ~	26	26

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

4.085% due 12/01/2026 ●	5	5
4.091% due 10/01/2023 ●	12	12
4.103% due 10/01/2027 ●	8	8
4.150% due 11/01/2031 ●	1	1
4.174% due 01/01/2028 ●	16	16
4.256% due 06/01/2024 ●	2	2
4.265% due 05/01/2032 ●	7	7
4.308% due 03/01/2029 ●	15	15
4.337% due 08/01/2029 ●	11	11
4.352% due 08/01/2035 ●	38	40
4.365% due 07/01/2035 ●	182	192
4.375% due 11/01/2027 ●	52	53
4.381% due 04/01/2029 ●	6	6
4.434% due 11/01/2034 ●	95	100
4.498% due 09/01/2028 ●	6	6
4.500% due 03/01/2029 - 06/01/2048	15,517	16,785
4.537% due 04/01/2031 ●	1	1
4.560% due 10/01/2027 ●	8	9
4.605% due 10/01/2036 ●	56	59
4.611% due 12/01/2029 ●	27	28
4.615% due 02/01/2027 ●	15	15
4.657% due 07/01/2024 ●	11	11
4.671% due 06/01/2028 ●	18	19
4.681% due 11/01/2029 ●	293	305
4.688% due 03/01/2033 ●	66	70
4.716% due 10/01/2024 ●	11	11
4.744% due 05/01/2032 ●	138	143
4.748% due 08/01/2030 ●	2	2
4.753% due 09/01/2024 ●	4	4
4.759% due 07/01/2027 ●	8	9
4.764% due 02/01/2029 ●	26	27
4.776% due 07/01/2028 ●	94	98
4.825% due 09/01/2027 ●	16	16
4.830% due 07/01/2030 ●	3	3
4.850% due 05/01/2032 ●	1	1
4.866% due 02/01/2027 ●	88	91
4.868% due 08/01/2027 ●	4	4
4.874% due 03/01/2032 ●	7	7
4.875% due 11/01/2027 - 03/01/2033 ●	30	31
4.894% due 02/01/2031 ●	1	1
4.900% due 02/01/2029 ●	8	8
4.912% due 05/01/2032 ●	120	125
5.000% due 10/01/2021 - 07/01/2041	15,111	16,531
5.056% due 04/01/2036 ●	51	54
5.238% due 03/01/2027 ●	2	2
5.500% due 12/01/2022 - 06/01/2041	29,711	33,167
6.000% due 10/01/2021 - 05/01/2040	5,203	5,892
6.250% due 12/15/2028	148	162
6.321% due 10/15/2040 ●	18	21
6.500% due 03/15/2021 - 10/25/2043	2,156	2,443
7.000% due 11/15/2020 - 12/01/2032	107	116
7.000% due 10/25/2023 (a)	9	1
7.500% due 03/01/2022 - 01/15/2030	86	101
7.500% due 08/15/2029 (a)	3	1
7.645% due 05/01/2025	408	460
7.757% due 05/15/2035 ●	3,589	4,162
8.000% due 06/01/2030 - 09/01/2030	2	2
8.188% due 05/15/2041 ●	4,005	5,445
8.500% due 08/01/2024 - 08/01/2027	39	44
9.000% due 12/15/2020	1	1
9.235% due 01/15/2035 ●	4,986	6,051
9.500% due 12/15/2020	6	7
9.500% due 11/01/2021 (a)	1	0
Ginnie Mae
0.000% due 03/20/2035 (b)(d)	348	321
0.122% due 06/16/2043 ~(a)	18,830	91
0.990% due 03/16/2051 ~(a)	912	6
1.368% due 12/20/2045 ~(a)	1,535	42
1.491% due 09/20/2045 ~(a)	2,581	104
1.520% due 08/20/2045 ~(a)	769	25
1.600% due 11/20/2045 ~(a)	2,090	64
1.730% due 06/20/2043 ~(a)	1,656	61
1.744% due 06/20/2042 ~(a)	2,148	72
1.794% due 06/20/2042 ~(a)	1,970	69
2.215% due 11/20/2049 ●	25,475	25,466
2.500% due 03/20/2027 - 10/15/2046	4,510	4,563
2.835% due 01/20/2059 ●	587	595
2.854% due 10/20/2058 ●	386	392
3.000% due 05/20/2039 - 06/20/2046 (a)	3,950	264
3.000% due 12/15/2042 - 02/15/2047	3,380	3,479
3.250% (H15T1Y + 1.500%) due 07/20/2020 - 09/20/2026 ~	343	350
3.250% due 08/20/2024 - 07/20/2035 ●	5,840	6,080
3.500% due 11/15/2041 - 12/20/2049	87,317	91,625
3.500% due 08/20/2042 - 09/20/2046 (a)	16,547	1,832
3.500% due 06/15/2043 - 02/20/2048 (f)	38,521	40,450
3.875% (H15T1Y + 1.500%) due 04/20/2021 - 06/20/2026 ~	556	565

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

3.875% due 04/20/2027 - 04/20/2033 ●	3,469	3,596
4.000% (H15T1Y + 1.500%) due 03/20/2021 - 03/20/2026 ~	370	376
4.000% due 01/20/2027 - 02/20/2032 ●	515	525
4.000% due 09/15/2040 - 08/15/2048	33,348	35,805
4.000% due 06/20/2049 - 10/20/2049 (f)	182,333	189,941
4.125% (H15T1Y + 1.500%) due 12/20/2020 - 10/20/2025 ~	6	7
4.125% due 12/20/2027 - 12/20/2032 ●	996	1,032
4.500% due 01/20/2034 ●	2,026	2,141
4.500% due 06/15/2035 - 01/20/2049	57,226	60,608
4.500% due 04/20/2045 - 05/20/2049 (f)	17,921	18,931
5.000% due 03/15/2033 - 12/20/2048	33,525	36,644
5.000% due 05/20/2049 - 06/20/2049 (f)	10,339	10,913
5.347% due 09/20/2045 ●	1,736	1,975
5.500% due 05/15/2031 - 04/20/2049	11,992	13,291
6.000% due 09/15/2036 - 12/15/2040	1,669	1,874
6.500% due 10/15/2023 - 07/15/2039	2,418	2,735
7.000% due 09/15/2025 - 09/20/2028	18	20
7.500% due 12/15/2022 - 11/15/2031	40	41
7.750% due 10/15/2025	8	8
8.000% due 06/15/2024 - 09/15/2031	65	75
8.500% due 06/15/2027 - 01/20/2031	304	324
9.000% due 04/15/2020 - 09/15/2030	26	27
9.500% due 12/15/2021	1	1
Ginnie Mae, TBA
3.000% due 01/01/2050 - 02/01/2050	231,250	237,211
3.500% due 01/01/2050	329,012	339,101
4.000% due 01/01/2050	34,050	35,279
4.500% due 01/01/2050 - 02/01/2050	33,200	34,857
5.000% due 01/01/2050	9,500	10,014
Small Business Administration
5.370% due 04/01/2028	1,658	1,779
5.490% due 05/01/2028	1,906	2,024
5.870% due 05/01/2026 - 07/01/2028	1,480	1,590
6.220% due 12/01/2028	235	257
7.220% due 11/01/2020	12	12
Uniform Mortgage-Backed Security
2.000% due 11/01/2026 - 03/01/2033	4,270	4,245
2.500% due 01/01/2033 - 11/01/2049	32,673	32,377
3.000% due 05/01/2024 - 09/01/2049	29,708	30,551
3.000% due 01/01/2038 - 12/01/2046 (f)	34,557	35,566
3.500% due 09/01/2025 - 04/01/2049	34,857	36,720
3.500% due 09/01/2047 - 03/01/2048 (f)	43,880	46,285
4.000% due 07/01/2025 - 10/01/2049	164,852	175,071
4.000% due 11/01/2033 - 12/01/2048 (f)	49,007	52,564
4.500% due 06/01/2024 - 05/01/2049	24,020	25,770
4.500% due 07/01/2041 - 08/01/2041 (f)	17,744	19,503
5.000% due 10/01/2021 - 03/01/2049	16,140	17,430
5.000% due 05/01/2049 (f)	42,082	45,019
5.500% due 01/01/2021 - 02/01/2042	16,060	17,869
6.000% due 03/01/2021 - 05/01/2041	20,385	22,970
6.500% due 02/01/2020 - 05/01/2040	8,233	9,329
8.000% due 07/01/2030 - 05/01/2032	20	23
8.500% due 08/01/2037	8	8
9.000% due 11/01/2025	2	3
Uniform Mortgage-Backed Security, TBA
2.000% due 01/01/2035	33,800	33,350
2.500% due 02/01/2035 - 02/01/2050	182,750	182,667
3.000% due 01/01/2035 - 02/01/2050	704,755	715,260
3.500% due 01/01/2035 - 02/01/2050	425,953	438,348
4.000% due 01/01/2050 - 02/01/2050	276,750	287,834
4.500% due 02/01/2050	234,000	246,501
5.000% due 01/01/2050	57,950	61,968
6.000% due 01/01/2050	1,000	1,102
Vendee Mortgage Trust
6.224% due 01/15/2030 ~	170	193
6.500% due 03/15/2029	389	433
Total U.S. Government Agencies (Cost $4,260,926)		4,289,990

NON-AGENCY MORTGAGE-BACKED SECURITIES 14.1%

Adjustable Rate Mortgage Trust 6.049% due 09/25/2035 ^~	450	438
AREIT Trust 2.720% due 11/14/2035 ●	12,119	12,137
Banc of America Funding Trust
2.345% due 05/20/2035 ^●	407	363
5.753% due 10/25/2036 ^þ	878	876
5.837% due 01/25/2037 ^þ	795	790
Banc of America Mortgage Trust
4.333% due 02/25/2036 ^~	203	192
4.700% due 07/25/2034 ~	2	3
4.973% due 07/20/2032 ~	4	4
5.101% due 06/20/2031 ~	87	90
6.500% due 10/25/2031	11	11
Bear Stearns Adjustable Rate Mortgage Trust
2.781% due 11/25/2030 ~	2	2

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

4.120% due 02/25/2033 ~	3	3
4.654% due 01/25/2034 ~	2	2
4.774% due 08/25/2033 ~	134	137
4.866% due 08/25/2033 ~	215	223
Bear Stearns ALT-A Trust
3.816% due 11/25/2036 ^~	592	493
3.937% due 11/25/2036 ^~	249	226
4.413% due 05/25/2035 ~	262	266
4.480% due 11/25/2036 ~	537	498
Bear Stearns Mortgage Securities, Inc. 4.118% due 06/25/2030 ~	1	1
Bear Stearns Structured Products, Inc. Trust 3.649% due 12/26/2046 ^~	1,083	935
BellaVista Mortgage Trust 2.014% due 05/20/2045 ●	265	213
BX Commercial Mortgage Trust
2.490% due 11/15/2035 ●	27,160	27,169
3.040% due 11/15/2035 ●	20,300	20,325
Chase Mortgage Finance Trust 3.968% due 09/25/2036 ^~	38	36
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.972% due 05/25/2036 ●	134	129
2.042% due 08/25/2035 ●	211	210
2.327% due 01/25/2035 ~	296	292
Citigroup Mortgage Loan Trust
3.228% due 09/25/2059 þ	2,350	2,356
4.521% due 08/25/2035 ^~	232	208
4.810% due 05/25/2035 ●	4	4
Citigroup Mortgage Loan Trust, Inc. 3.840% due 09/25/2035 ●	239	240
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037 ^	747	733
Commercial Mortgage Trust 1.902% due 07/10/2046 ~(a)	12,106	48
Countrywide Alternative Loan Resecuritization Trust 0.757% due 08/25/2037 ^~	117	82
Countrywide Alternative Loan Trust
1.962% due 01/25/2037 ^●	69	68
1.965% due 07/20/2046 ^●	489	362
1.992% due 05/25/2036 ●	50	45
2.002% due 05/25/2035 ●	774	745
2.012% due 05/25/2035 ●	143	136
2.042% due 05/25/2035 ●	209	186
2.042% due 09/25/2046 ^●	3,723	2,777
2.042% due 10/25/2046 ^●	603	433
2.045% due 09/20/2046 ●	6,249	4,018
2.052% due 07/25/2046 ^●	1,687	1,156
2.072% due 12/25/2035 ●	226	225
2.132% due 10/25/2046 ^●	1,713	1,054
2.142% due 06/25/2047 ^●	22	2
6.250% due 11/25/2036 ^	958	872
Countrywide Home Loan Mortgage Pass-Through Trust
2.092% due 04/25/2046 ^●	104	6
2.132% due 03/25/2036 ●	315	131
2.142% due 02/25/2036 ^●	131	36
2.252% due 05/25/2035 ●	767	710
2.332% due 02/25/2035 ●	119	116
2.372% due 04/25/2035 ●	493	471
2.432% due 03/25/2035 ●	63	58
2.452% due 02/25/2035 ●	470	471
2.472% due 02/25/2035 ●	11	11
2.592% due 03/25/2035 ^●	29	2
3.472% due 09/25/2034 ^~	163	156
3.502% due 02/20/2036 ^~	218	190
3.794% due 09/25/2047 ^~	502	483
3.878% due 08/25/2034 ^~	141	136
3.936% due 06/19/2031 ~	5	5
4.750% due 07/19/2031 ~	5	5
Credit Suisse First Boston Mortgage Securities Corp.
4.031% due 06/25/2033 ~	11	11
5.331% due 06/25/2032 ~	4	4
Credit Suisse Mortgage Capital Certificates Trust 3.322% due 10/25/2058 ~	2,135	2,143
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.579% due 04/25/2037 ^~	2,216	1,040
Credit Suisse Mortgage Capital Trust 4.789% due 05/27/2053 ~	5,053	5,554
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 1.892% due 10/25/2036 ^●	13	10
DLJ Mortgage Acceptance Corp. 4.800% due 11/25/2023 ~	4	4
First Nationwide Mortgage-Backed Pass-Through Trust 6.750% due 08/21/2031	6	6
GreenPoint Mortgage Funding Trust
1.992% due 12/25/2046 ^●	2,295	2,209
2.062% due 04/25/2036 ^●	169	573

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

GreenPoint Mortgage Funding Trust Pass-Through Certificates 4.695% due 10/25/2033 ~	22	22
GSR Mortgage Loan Trust
2.052% due 08/25/2046 ●	2,855	1,504
3.777% due 06/25/2034 ~	16	16
3.938% due 04/25/2036 ~	204	182
HarborView Mortgage Loan Trust
1.894% due 03/19/2037 ●	358	346
1.975% due 07/21/2036 ●	348	302
1.984% due 05/19/2046 ^●	640	287
3.265% due 11/19/2034 ~	56	51
4.235% due 07/19/2035 ^~	4	4
4.403% due 08/19/2034 ~	1,177	1,185
4.446% due 08/19/2036 ^~	188	180
HomeBanc Mortgage Trust
1.972% due 12/25/2036 ●	141	140
2.652% due 08/25/2029 ●	262	255
Impac Secured Assets Trust 1.942% due 11/25/2036 ●	780	743
IndyMac Adjustable Rate Mortgage Trust 3.642% due 01/25/2032 ~	2	2
IndyMac Mortgage Loan Trust
2.002% due 05/25/2046 ●	958	944
2.092% due 11/25/2035 ^●	134	102
2.092% due 06/25/2037 ^●	397	251
2.272% due 04/25/2035 ●	74	73
2.272% due 07/25/2035 ●	763	743
2.432% due 02/25/2035 ●	171	168
3.380% due 01/25/2036 ^~	609	549
3.635% due 01/25/2036 ^~	1	1
3.807% due 08/25/2035 ^~	727	661
3.855% due 12/25/2034 ~	5	5
JPMorgan Mortgage Trust
2.692% due 12/25/2049 ●	31,632	31,612
2.742% due 08/25/2049 ●	21,121	21,154
4.154% due 10/25/2035 ~	923	888
Lehman XS Trust 2.112% due 11/25/2046 ^●	1,568	1,369
Luminent Mortgage Trust 2.152% due 12/25/2036 ^●	860	815
MASTR Adjustable Rate Mortgages Trust
2.032% due 05/25/2037 ●	494	307
2.392% due 05/25/2047 ^●	2,412	3,564
2.472% due 05/25/2047 ^●	2,101	2,317
MASTR Reperforming Loan Trust 7.000% due 08/25/2034	97	100
MASTR Seasoned Securitization Trust 4.228% due 10/25/2032 ~	182	188
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.440% due 11/15/2031 ●	263	266
2.620% due 11/15/2031 ●	32	32
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.180% due 12/15/2030 ●	352	345
2.220% due 06/15/2030 ●	296	296
Merrill Lynch Alternative Note Asset Trust 2.092% due 03/25/2037 ●	1,079	448
Merrill Lynch Mortgage Investors Trust
2.739% due 10/25/2028 ●	30	30
3.573% due 01/25/2029 ~	1,617	1,599
4.005% due 04/25/2035 ~	8	8
Morgan Stanley Mortgage Loan Trust
2.302% due 02/25/2047 ●	1,030	624
3.985% due 07/25/2035 ^~	698	655
Mortgage Equity Conversion Asset Trust
2.020% due 01/25/2042 ●	25,819	24,437
2.030% due 05/25/2042 ●	10,535	9,906
2.260% due 02/25/2042 ●	3,640	3,477
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	13,642	13,654
Nomura Asset Acceptance Corp. Alternative Loan Trust 7.000% due 02/19/2030 ~	188	192
Prime Mortgage Trust
2.192% due 02/25/2034 ●	24	23
4.750% due 11/25/2049	1	1
Residential Accredit Loans, Inc. Trust
2.062% due 05/25/2046 ^●	649	581
3.977% due 08/25/2035 ^~	516	299
Residential Funding Mortgage Securities, Inc. Trust 4.337% due 09/25/2035 ^~	957	793
Sequoia Mortgage Trust
2.114% due 10/19/2026 ●	14	14
2.404% due 04/19/2027 ●	28	28
2.436% due 11/22/2024 ●	1	1
2.525% due 10/20/2027 ●	200	195
3.278% due 01/20/2047 ^~	572	464

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

Structured Adjustable Rate Mortgage Loan Trust
2.527% due 06/25/2034 ●	420	408
3.407% due 10/25/2037 ^●	1,203	1,185
3.584% due 11/25/2035 ^~	552	526
3.842% due 01/25/2035 ~	501	506
4.209% due 07/25/2034 ~	25	26
4.230% due 07/25/2035 ^~	36	34
4.241% due 08/25/2035 ~	11	11
Structured Asset Mortgage Investments Trust
1.982% due 06/25/2036 ●	244	247
2.002% due 05/25/2036 ●	922	880
2.014% due 07/19/2035 ●	1,513	1,502
2.052% due 03/25/2037 ●	130	87
2.092% due 08/25/2036 ^●	3,211	2,864
2.252% due 05/25/2045 ●	996	995
2.424% due 09/19/2032 ●	733	727
2.424% due 10/19/2034 ●	102	102
2.464% due 03/19/2034 ●	449	453
Structured Asset Mortgage Investments, Inc. 0.712% due 05/02/2030 ~	53	5
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.880% due 06/25/2033 ~	9	9
TBW Mortgage-Backed Trust
5.630% due 01/25/2037 ^þ	1,222	633
5.970% due 09/25/2036 ^þ	9,085	678
6.015% due 07/25/2037 þ	2,149	1,434
Thornburg Mortgage Securities Trust 4.261% due 06/25/2043 ~	410	419
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~	17,168	17,278
WaMu Mortgage Pass-Through Certificates Trust
2.052% due 11/25/2045 ●	823	806
2.082% due 10/25/2045 ●	79	78
2.122% due 01/25/2045 ●	866	855
2.292% due 07/25/2044 ●	119	118
2.377% due 01/25/2047 ●	983	984
2.432% due 01/25/2045 ●	210	209
2.432% due 07/25/2045 ●	38	37
2.492% due 12/25/2045 ●	827	626
3.079% due 11/25/2046 ●	262	247
3.239% due 02/25/2046 ●	960	981
3.337% due 12/25/2036 ^~	832	797
3.439% due 11/25/2042 ●	41	41
3.501% due 04/25/2037 ^~	823	759
3.639% due 06/25/2042 ●	223	222
3.639% due 08/25/2042 ●	495	486
3.844% due 12/25/2035 ~	210	211
4.322% due 09/25/2033 ~	116	119
4.409% due 08/25/2033 ~	252	257
4.839% due 03/25/2034 ~	5	6
Washington Mutual Mortgage Pass-Through Certificates Trust
2.042% due 07/25/2046 ^●	22	22
4.266% due 11/25/2030 ~	154	157
6.268% due 07/25/2036 þ	2,656	1,105
Wells Fargo Commercial Mortgage Trust 1.757% due 10/15/2045 ~(a)	36,368	1,427
Wells Fargo Mortgage-Backed Securities Trust
4.974% due 07/25/2034 ~	16	17
Total Non-Agency Mortgage-Backed Securities (Cost $263,422)		267,329

ASSET-BACKED SECURITIES 16.0%

ABFS Mortgage Loan Trust 6.785% due 07/15/2033 þ	803	625
ACE Securities Corp. Home Equity Loan Trust
1.852% due 10/25/2036 ●	171	88
2.492% due 08/25/2030 ●	14	13
2.842% due 07/25/2034 ●	570	573
AFC Home Equity Loan Trust 2.602% due 06/25/2029 ●	189	160
Allegro CLO Ltd. 3.156% due 01/30/2026 ●	808	808
Amortizing Residential Collateral Trust 2.492% due 10/25/2031 ●	177	176
AMRESCO Residential Securities Corp. Mortgage Loan Trust
2.287% due 06/25/2028 ●	3	3
2.422% due 09/25/2028 ●	170	171
2.732% due 06/25/2029 ●	181	177
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.282% due 10/25/2035 ●	7,500	7,473
Asset-Backed Funding Certificates Trust
2.492% due 06/25/2034 ●	181	181
2.812% due 03/25/2032 ●	321	321
Asset-Backed Securities Corp. Home Equity Loan Trust
1.872% due 05/25/2037 ●	1	1
2.260% due 06/15/2031 ●	183	174

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

2.737% due 09/25/2034 ●	2,851	2,865
Atrium Corp. 2.783% due 04/22/2027 ●	2,500	2,499
B&M CLO Ltd. 2.731% due 04/16/2026 ●	827	827
Bayview Financial Acquisition Trust 2.155% due 05/28/2037 ●	1,294	1,217
Bayview Koitere Fund Trust 3.967% due 07/28/2033 þ	125	126
Bayview Opportunity Master Fund Trust 3.967% due 03/28/2034 þ	206	207
Bear Stearns Asset-Backed Securities Trust
2.192% due 09/25/2046 ●	939	900
2.767% due 02/25/2034 ●	362	363
2.992% due 10/25/2032 ●	85	86
3.292% due 11/25/2042 ●	289	293
4.850% due 06/25/2043 ~	16	16
Benefit Street Partners CLO Ltd. 3.216% due 01/20/2029 ●	14,500	14,519
Brookside Mill CLO Ltd. 2.822% due 01/17/2028 ●	2,900	2,886
CDC Mortgage Capital Trust 2.842% due 01/25/2033 ●	291	292
Centex Home Equity Loan Trust
2.092% due 01/25/2032 ●	91	89
2.642% due 01/25/2032 ●	321	319
Chase Funding Trust
2.392% due 07/25/2033 ●	21	21
2.432% due 08/25/2032 ●	486	479
2.452% due 11/25/2032 ●	257	253
CIFC Funding Ltd.
2.781% due 04/15/2027 ●	4,640	4,637
2.800% due 10/25/2027 ●	4,300	4,292
CIT Group Home Equity Loan Trust
2.332% due 06/25/2033 ●	312	312
2.767% due 12/25/2031 ●	224	224
CIT Mortgage Loan Trust 3.142% due 10/25/2037 ●	4,198	4,243
Citigroup Global Markets Mortgage Securities, Inc.
3.142% due 01/25/2032 ●	326	328
6.930% due 08/25/2028	64	64
Citigroup Mortgage Loan Trust 1.852% due 07/25/2045 ●	206	161
Citigroup Mortgage Loan Trust, Inc. 2.062% due 08/25/2036 ●	3,170	3,145
Columbia Cent CLO Ltd. 3.090% due 10/25/2028 ●	12,300	12,288
Conseco Finance Corp. 6.240% due 12/01/2028	31	31
Conseco Finance Home Equity Loan Trust 3.240% due 05/15/2032 ●	144	144
Countrywide Asset-Backed Certificates
1.932% due 07/25/2037 ●	1,403	1,274
1.992% due 09/25/2037 ●	784	675
2.792% due 09/25/2032 ●	1,351	1,320
Countrywide Asset-Backed Certificates Trust 2.692% due 10/25/2047 ●	1,357	1,330
Credit Suisse First Boston Mortgage Securities Corp.
2.152% due 05/25/2044 ●	111	111
2.532% due 08/25/2032 ●	141	137
Credit-Based Asset Servicing & Securitization LLC 2.892% due 04/25/2032 ●	40	40
Credit-Based Asset Servicing & Securitization Trust 1.862% due 01/25/2037 ^●	303	138
CVP Cascade CLO Ltd. 3.151% due 01/16/2026 ●	1,948	1,949
Delta Funding Home Equity Loan Trust 2.560% due 09/15/2029 ●	12	12
Ellington Loan Acquisition Trust
2.842% due 05/25/2037 ●	1,692	1,698
2.892% due 05/25/2037 ●	700	701
EMC Mortgage Loan Trust 2.532% due 05/25/2040 ●	228	226
EquiFirst Mortgage Loan Trust 2.272% due 01/25/2034 ●	112	110
FIRSTPLUS Home Loan Owner Trust 7.670% due 05/10/2024 þ	397	98
Fremont Home Loan Trust 2.032% due 08/25/2036 ●	7,244	3,108
Gallatin CLO Ltd.
3.016% due 01/21/2028 ●	8,700	8,700
3.051% (US0003M + 1.050%) due 07/15/2027 ~	6,201	6,213
GE-WMC Mortgage Securities Trust 1.832% due 08/25/2036 ●	45	26
GMAC Mortgage Corp. Home Equity Loan Trust 2.272% due 01/25/2029 ●	27	25

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

GSAMP Trust
2.092% due 10/25/2036 ^●	7,910	538
2.192% due 02/25/2033 ●	161	160
Home Equity Mortgage Loan Asset-Backed Trust 2.012% due 04/25/2037 ●	923	724
IMC Home Equity Loan Trust
7.520% due 08/20/2028	14	15
Jamestown CLO Ltd. 2.691% due 07/15/2026 ●	1,698	1,697
JMP Credit Advisors CLO Ltd. 2.852% due 01/17/2028 ●	9,900	9,862
JPMorgan Mortgage Acquisition Trust
1.872% due 08/25/2036 ●	44	25
2.052% due 03/25/2037 ●	300	294
LCM LP 3.006% due 10/20/2027 ●	1,450	1,443
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ	5,182	5,236
Long Beach Mortgage Loan Trust
2.352% due 10/25/2034 ●	62	60
2.842% due 10/25/2034 ●	501	494
3.217% due 03/25/2032 ●	365	367
Loomis Sayles CLO Ltd. 2.901% due 04/15/2028 ●	9,600	9,555
Marathon CLO Ltd. 2.765% due 11/21/2027 ●	2,200	2,195
MASTR Asset-Backed Securities Trust 2.542% due 12/25/2034 ^●	694	685
Merrill Lynch Mortgage Investors Trust
1.852% due 10/25/2037 ^●	1,472	595
1.872% due 09/25/2037 ●	226	129
2.512% due 06/25/2035 ●	280	278
MESA Trust 2.592% due 12/25/2031 ●	279	277
Mid-State Trust
6.340% due 12/15/2036	443	469
7.791% due 03/15/2038	719	795
Morgan Stanley Mortgage Loan Trust
2.152% due 04/25/2037 ●	271	126
5.750% due 04/25/2037 ^~	674	452
6.000% due 02/25/2037 ^~	1,236	965
Mountain Hawk CLO Ltd. 2.786% due 07/20/2024 ●	28	28
Mountain View CLO Ltd. 2.821% due 10/13/2027 ●	4,600	4,588
NovaStar Mortgage Funding Trust 1.922% due 03/25/2037 ●	2,160	1,592
OCP CLO Ltd.
2.756% due 10/26/2027 ●	6,880	6,881
2.852% due 04/17/2027 ●	1,088	1,088
Octagon Investment Partners Ltd. 3.101% due 04/15/2026 ●	2,156	2,157
Option One Mortgage Loan Trust
1.932% due 01/25/2037 ●	679	460
2.572% due 02/25/2035 ●	3,748	3,713
Option One Mortgage Loan Trust Asset-Backed Certificates 2.252% due 11/25/2035 ●	400	393
OZLM Ltd.
2.986% due 04/30/2027 ●	2,500	2,498
3.016% due 07/30/2027 ●	7,000	6,991
Palmer Square Loan Funding Ltd.
2.810% due 11/15/2026 ●	2,432	2,433
2.936% due 04/20/2027 ●	4,987	4,987
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 2.542% due 07/25/2035 ●	189	190
Renaissance Home Equity Loan Trust
2.152% due 11/25/2034 ●	171	163
2.552% due 12/25/2032 ●	21	21
2.672% due 08/25/2033 ●	227	228
2.992% due 08/25/2032 ●	523	522
Residential Asset Mortgage Products Trust 2.422% due 09/25/2035 ●	1,829	1,793
Residential Asset Securities Corp. Trust 2.372% due 06/25/2033 ●	74	69
Residential Mortgage Loan Trust 3.292% due 09/25/2029 ●	60	60
SACO Trust 2.312% due 06/25/2036 ^●	110	106
Saxon Asset Securities Trust 2.472% due 12/26/2034 ●	307	306
Securitized Asset-Backed Receivables LLC Trust 1.852% due 12/25/2036 ^●	2,364	748
SLM Student Loan Trust
2.110% due 07/25/2023 ●	51	51
3.094% due 12/15/2033 ●	2,626	2,594
3.440% due 04/25/2023 ●	12,763	12,805

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

Sound Point CLO Ltd. 2.856% due 01/20/2028 ●	4,000	3,994
Soundview Home Loan Trust 1.852% due 11/25/2036 ●	71	29
Specialty Underwriting & Residential Finance Trust 2.992% due 10/25/2035 ●	470	455
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036	16,564	16,630
Staniford Street CLO Ltd. 3.074% due 06/15/2025 ●	298	298
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ	976	977
Structured Asset Investment Loan Trust
2.452% due 04/25/2035 ●	1,096	1,099
2.767% due 09/25/2034 ●	532	525
3.067% due 12/25/2034 ●	976	984
3.217% due 04/25/2034 ●	165	166
Structured Asset Securities Corp. Trust 2.252% due 09/25/2035 ●	900	881
Symphony CLO Ltd. 2.881% due 04/15/2028 ●	2,100	2,096
THL Credit Wind River CLO Ltd. 2.856% due 10/15/2027 ●	1,100	1,100
TICP CLO Ltd. 2.806% due 04/20/2028 ●	9,000	8,987
Tralee CLO Ltd.
3.076% due 10/20/2028 ●	7,800	7,765
3.286% due 07/20/2029 ●	12,800	12,777
UCFC Manufactured Housing Contract 7.900% due 01/15/2028 ^~	655	646
UPS Capital Business Credit 2.345% due 04/15/2026 ●	75	2
Utah State Board of Regents 2.542% due 01/25/2057 ●	11,292	11,212
Venture CDO Ltd. 2.881% due 04/15/2027 ●	10,000	9,960
Venture CLO Ltd.
2.821% due 04/15/2027 ●	6,430	6,420
2.881% due 07/15/2027 ●	4,893	4,886
3.103% due 10/22/2031 ●	7,000	7,005
Voya CLO Ltd. 2.660% due 07/25/2026 ●	3,942	3,938
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 2.422% due 04/25/2034 ●	440	433
Zais CLO Ltd. 3.151% due 04/15/2028 ●	7,600	7,602
Total Asset-Backed Securities (Cost $312,494)		302,729

SHORT-TERM INSTRUMENTS 0.6%

REPURCHASE AGREEMENTS (e) 0.3%
		5,050

U.S. TREASURY BILLS 0.3%

1.620% due 01/16/2020 - 03/26/2020 (c)(d)(h)(j)	6,328	6,321
Total Short-Term Instruments (Cost $11,371)		11,371
Total Investments in Securities (Cost $4,854,312)		4,876,484

	SHARES

INVESTMENTS IN AFFILIATES 0.5%

SHORT-TERM INSTRUMENTS 0.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%

PIMCO Short-Term Floating NAV Portfolio III	1,041,176	10,300
Total Short-Term Instruments (Cost $10,299)		10,300
Total Investments in Affiliates (Cost $10,299)		10,300
Total Investments 258.1% (Cost $4,864,611)		$4,886,784
Financial Derivative Instruments (g)(i) 0.2%(Cost or Premiums, net $(23,710))		4,282
Other Assets and Liabilities, net (158.3)%		(2,997,605)
Net Assets 100.0%		$1,893,461

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$5,050	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(5,154)	$5,050	$5,050
Total Repurchase Agreements						$(5,154)	$5,050	$5,050
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	1.970%	11/13/2019	01/14/2020	$(7,565)	$(7,586)
	1.980	11/26/2019	02/25/2020	(34,526)	(34,596)
	2.020	11/20/2019	01/21/2020	(34,145)	(34,227)
CSN	1.920	12/19/2019	02/10/2020	(10,103)	(10,111)
	2.030	11/20/2019	02/13/2020	(61,515)	(61,664)
IND	2.070	12/12/2019	01/10/2020	(246,096)	(246,393)
Total Reverse Repurchase Agreements					$(394,577)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (4.4)%
Ginnie Mae, TBA	5.000%	01/01/2050	$4,100	$(4,390)	$(4,383)
Uniform Mortgage-Backed Security, TBA	4.000	01/01/2035	39,200	(40,823)	(40,891)
Uniform Mortgage-Backed Security, TBA	5.500	01/01/2050	34,800	(37,572)	(37,471)
Total Short Sales (4.4)%				$(82,785)	$(82,745)

(f)	Securities with an aggregate market value of $405,146 have been pledged as collateral under the terms of master agreements as of December 31, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(457,072) at a weighted average interest rate of 2.400%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2020	101	$(12,971)	$112	$11	$0
Total Futures Contracts				$112	$11	$0

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	06/20/2023	$53,100	$(795)	$251	$(544)	$44	$0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	07/12/2023	29,400	(277)	(181)	(458)	22	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023	67,600	(3,190)	465	(2,725)	55	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026	173,700	(15,471)	2,478	(12,993)	313	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/18/2026	13,300	(1,020)	189	(831)	27	0
Receive	3-Month USD-LIBOR	1.727	Semi-Annual	11/08/2029	52,400	262	603	865	156	0
Pay(1)	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	46,900	(2,850)	(59)	(2,909)	0	(58)
Receive(1)	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050	2,100	(79)	134	55	23	0
Receive(1)	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050	4,600	236	281	517	49	0
Receive(1)	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050	11,100	240	688	928	119	0
Receive(1)	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050	23,300	1,195	1,423	2,618	248	0
Receive(1)	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050	7,700	10	413	423	84	0
Total Swap Agreements						$(21,739)	$6,685	$(15,054)	$1,140	$(58)

(h)	Securities with an aggregate market value of $1,867 and cash of $12,746 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.

(1)	This instrument has a forward starting effective date.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.835%	02/05/2020	4,000	$5	$6
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.860	02/05/2020	6,800	41	70
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	12/15/2020	20,000	50	65
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	12/15/2020	81,000	190	262
							$286	$403

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	$71.500	01/07/2020	92,000	$4	$0
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	67.500	02/05/2020	298,500	12	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 02/01/2050	72.500	02/05/2020	52,500	2	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 02/01/2050	76.000	02/05/2020	102,000	4	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 02/01/2050	76.500	02/05/2020	100,000	4	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 02/01/2050	78.000	02/05/2020	100,000	4	0
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.047	01/07/2020	20,000	92	6
JPM	Put - OTC Ginnie Mae, TBA 3.000% due 10/01/2050	72.000	01/07/2020	20,000	1	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2050	70.000	01/07/2020	24,000	1	0

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.043	01/07/2020	18,000	73	5
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	71.000	02/05/2020	26,000	1	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2050	74.000	01/07/2020	8,000	0	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2050	76.000	01/07/2020	57,000	2	0
SAL	Put - OTC Ginnie Mae, TBA 3.000% due 01/01/2050	65.000	01/14/2020	16,400	1	0
	Put - OTC Ginnie Mae, TBA 3.000% due 10/01/2050	65.000	01/14/2020	175,000	7	0
	Put - OTC Ginnie Mae, TBA 3.500% due 01/01/2050	65.000	01/14/2020	6,500	0	0
	Put - OTC Ginnie Mae, TBA 3.500% due 10/01/2050	65.000	01/14/2020	214,000	8	0
	Put - OTC Ginnie Mae, TBA 4.000% due 01/01/2050	65.000	01/14/2020	3,500	0	0
	Put - OTC Ginnie Mae, TBA 4.000% due 10/01/2050	65.000	01/14/2020	30,000	1	0
	Put - OTC Ginnie Mae, TBA 4.500% due 10/01/2050	65.000	01/14/2020	28,000	1	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2035	65.000	01/09/2020	33,000	1	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2035	65.000	01/09/2020	106,000	4	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2050	65.000	01/07/2020	90,400	4	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2035	65.000	01/09/2020	103,700	4	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	65.000	01/07/2020	419,200	16	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 01/01/2035	65.000	01/09/2020	49,000	2	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 01/01/2050	65.000	01/07/2020	264,500	10	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2035	135.000	01/09/2020	23,000	1	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2050	65.000	01/07/2020	15,000	1	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 01/01/2050	65.000	01/07/2020	86,000	3	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2050	135.000	01/07/2020	17,500	1	0
					$265	$11
Total Purchased Options					$551	$414

WRITTEN OPTIONS:

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	$100.047	01/07/2020	20,000	$(36)	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	100.531	01/07/2020	14,800	(36)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	100.547	01/07/2020	20,000	(56)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	100.688	01/07/2020	22,500	(49)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.453	01/07/2020	15,000	(45)	(11)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.969	01/07/2020	15,000	(23)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	102.688	01/07/2020	22,500	(35)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	101.781	02/05/2020	7,000	(11)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	101.789	02/05/2020	7,600	(14)	(2)
JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2050	99.859	01/07/2020	9,500	(33)	(5)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2050	99.715	02/05/2020	7,500	(9)	(26)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2050	99.770	02/05/2020	7,500	(10)	(25)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2050	100.297	02/05/2020	15,000	(29)	(27)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	99.703	01/07/2020	19,000	(37)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	99.859	01/07/2020	16,500	(27)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	99.969	01/07/2020	14,800	(50)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	100.168	01/07/2020	18,000	(25)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	100.305	01/07/2020	22,500	(28)	(1)

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	100.605	01/07/2020	18,000	(48)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.414	01/07/2020	47,000	(147)	(46)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.859	01/07/2020	16,500	(21)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.875	01/07/2020	30,500	(47)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	99.813	02/05/2020	7,000	(18)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	101.766	02/05/2020	10,500	(17)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	101.773	02/05/2020	7,600	(13)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 02/01/2050	102.660	02/05/2020	9,000	(18)	(45)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2050	99.578	01/07/2020	15,500	(50)	(16)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2050	99.594	01/07/2020	12,000	(39)	(12)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	100.672	01/07/2020	18,500	(46)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.469	01/07/2020	8,000	(25)	(5)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.512	01/07/2020	15,000	(43)	(7)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.531	01/07/2020	15,000	(44)	(5)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.531	01/07/2020	15,000	(44)	(22)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.672	01/07/2020	18,500	(36)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	99.797	02/05/2020	7,000	(10)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	99.813	02/05/2020	18,000	(36)	(8)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	99.844	02/05/2020	10,500	(30)	(5)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	100.063	02/05/2020	15,000	(22)	(9)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	100.141	02/05/2020	9,000	(15)	(6)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	100.688	02/05/2020	14,500	(42)	(14)
Total Written Options					$(1,364)	$(321)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - BUY PROTECTION(2)
								Swap Agreements, at Value(5)
Counterparty	Reference Obligation	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Specialty Underwriting & Residential Finance Trust 4.354% due 02/25/2035	(1.240)%	Monthly	02/25/2035	$105	$0	$0	$0	$0
UAG	Merrill Lynch Mortgage Trust 5.603% due 06/12/2043 «	(1.080)	Monthly	06/12/2043	3,666	0	3,666	3,666	0
						$0	$3,666	$3,666	$0

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(3)
								Swap Agreements, at Value(5)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Ameriquest Mortgage Securities, Inc. 3.364% due 09/25/2034	0.960%	Monthly	09/25/2034	$365	$(124)	$126	$2	$0
	Encore Credit Receivables Trust 3.094% due 07/25/2035	0.690	Monthly	07/25/2035	2,947	(1,031)	817	0	(214)
	Structured Asset Investment Loan Trust 4.354% due 11/25/2034	1.950	Monthly	11/25/2034	3	(3)	3	0	0
						$(1,158)	$946	$2	$(214)
INTEREST RATE SWAPS
									Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPS	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.865%	Quarterly	03/18/2020	$210,000	$0	$(244)	$0	$(244)

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.865	Quarterly	03/20/2020	95,000	0	(111)	0	(111)
						$0	$(355)	$0	$(355)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/ Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Receive	IOS.FN.650.67 Index	604,587	1.736 (1-Month USD-LIBOR)	Monthly	01/12/2038	$3,930	$0	$(12)	$0	$(12)
	Receive	IOS.FN.550.08 Index	177,507	1.736 (1-Month USD-LIBOR)	Monthly	01/12/2039	976	0	4	4	0
SAL	Receive	IOS.FN.550.08 Index	247,685	1.736 (1-Month USD-LIBOR)	Monthly	01/12/2039	1,362	0	5	5	0
								$0	$(3)	$9	$(12)
Total Swap Agreements								$(1,158)	$4,254	$3,677	$(581)

(j)	Securities with an aggregate market value of $995 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.

(1)	Notional Amount represents the number of contracts.

(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$206	$0	$206
Industrials	0	1,263	0	1,263
Municipal Bonds & Notes
Texas	0	3,596	0	3,596
U.S. Government Agencies	0	4,288,594	1,396	4,289,990
Non-Agency Mortgage-Backed Securities	0	267,329	0	267,329
Asset-Backed Securities	0	302,729	0	302,729
Short-Term Instruments
Repurchase Agreements	0	5,050	0	5,050
U.S. Treasury Bills	0	6,321	0	6,321

	$0	$4,875,088	$1,396	$4,876,484
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,300	$0	$0	$10,300

Total Investments	$10,300	$4,875,088	$1,396	$4,886,784

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(82,745)	$0	$(82,745)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	11	1,140	0	1,151
Over the counter	0	425	3,666	4,091

	$11	$1,565	$3,666	$5,242
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(58)	0	(58)
Over the counter	0	(902)	0	(902)

	$0	$(960)	$0	$(960)

Total Financial Derivative Instruments	$11	$605	$3,666	$4,282

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

Totals	$10,311	$4,792,948	$5,062	$4,808,321

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 210.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		$1,835	$1,842
Total Loan Participations and Assignments (Cost $1,809)			1,842
CORPORATE BONDS & NOTES 0.7%
BANKING & FINANCE 0.6%
Alexandria Real Estate Equities, Inc. 4.000% due 01/15/2024		100	107
Alpha Bank AE 2.500% due 02/05/2023 (j)	EUR	2,600	3,095
Banca Carige SpA 1.092% (EUR003M + 1.500%) due 05/25/2060 ~		2,400	2,701
Banca Monte dei Paschi di Siena SpA 2.000% due 01/29/2024 (j)		475	562
Banco La Hipotecaria S.A. 4.750% due 11/15/2022 (j)		$15,000	15,329
Physicians Realty LP 3.950% due 01/15/2028 (j)		2,784	2,914
Preferred Term Securities Ltd.
2.194% (US0003M + 0.300%) due 03/22/2037 ~		393	345
2.194% (US0003M + 0.300%) due 09/22/2037 ~		2,720	2,448
2.244% (US0003M + 0.350%) due 03/22/2038 ~		1,992	1,823
2.274% (US0003M + 0.380%) due 09/23/2035 ~		408	395
2.474% (US0003M + 0.580%) due 03/23/2035 ~		4,000	3,510
WP Carey, Inc. 4.250% due 10/01/2026		200	214
			33,443
INDUSTRIALS 0.1%
GlaxoSmithKline Capital, Inc. 3.625% due 05/15/2025		1,600	1,718
Times Square Hotel Trust 8.528% due 08/01/2026		2,719	3,156
			4,874
Total Corporate Bonds & Notes (Cost $35,480)			38,317
U.S. GOVERNMENT AGENCIES 129.2%
Fannie Mae
0.000% due 01/25/2033 - 05/25/2048 (b)(f)		12,864	11,476
0.200% due 02/25/2043 ●(a)		7,551	57
0.257% due 01/25/2044 ~(a)		6,162	54
0.782% due 09/25/2022 ~(a)		92,514	1,316
1.000% due 06/25/2043 ●(a)		9,929	850
1.500% due 03/25/2042		2,396	2,088
1.806% due 09/01/2043 ●(j)		6,619	6,760
1.963% due 01/25/2043 ●		2,027	1,788
1.973% due 10/25/2046 ~(a)		689	39
1.995% due 04/25/2046 ~(a)		2,136	112
2.000% due 12/25/2042		84	65
2.049% due 07/25/2052 ~(a)		2,049	109
2.092% due 05/25/2048 ●		11,420	11,300
2.092% due 12/25/2048 ●(j)		70,801	70,410
2.125% due 07/25/2044 ~(a)		2,281	131
2.139% due 07/25/2044 ~(a)		2,749	164
2.158% due 08/25/2047 ●(a)		71,368	5,715
2.208% due 01/25/2033 ●		3,525	3,454
2.239% due 04/25/2055 ~(a)		3,322	162
2.242% due 01/25/2045 ~(a)		2,167	98
2.242% due 02/25/2049 - 12/25/2049 ●		105,618	105,725
2.258% due 03/25/2045 ~(a)		1,852	95
2.285% due 08/25/2055 ~(a)		2,137	126
2.297% due 08/25/2054 ~(a)		1,391	88
2.358% due 02/25/2033 ●		4,472	4,396
2.392% due 02/25/2024 ●		4	4
2.413% due 01/01/2047 ●		237	237
2.454% due 07/25/2045 ~(a)		8,960	571
2.458% due 09/25/2045 ~(a)		2,186	142
2.480% due 08/25/2044 ~(a)		1,826	102

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

2.500% due 06/25/2022	1	1
2.500% due 12/25/2027 - 02/25/2028 (a)	9,025	553
2.540% due 08/01/2026 (j)	11,556	11,715
2.552% due 03/25/2038 ●	3,772	3,815
2.600% due 09/01/2024 (j)	15,400	15,543
2.618% due 01/25/2043 ●	3,285	3,033
2.642% due 07/25/2038 ●	825	843
2.650% due 06/01/2027 (j)	1,294	1,314
2.750% due 10/01/2028 (j)	2,994	3,058
2.894% due 05/25/2047 ●	6,995	6,822
2.930% due 01/01/2031	1,207	1,231
2.950% due 07/01/2029 (j)	1,550	1,618
2.950% due 02/01/2030 «(c)	8,050	8,190
3.000% due 12/25/2021 - 12/25/2048 (a)	230,646	23,788
3.000% due 09/25/2022 - 09/25/2048	58,435	59,029
3.000% due 09/01/2043 - 05/01/2058 (j)	74,762	76,797
3.010% due 04/01/2024 (j)	27,330	28,039
3.030% due 07/01/2029 (j)	2,150	2,256
3.110% due 04/01/2024 (j)	8,500	8,826
3.225% due 04/01/2048 ●	527	538
3.232% due 05/01/2047 ●(j)	5,549	5,671
3.250% due 03/25/2043 ●	27,434	27,138
3.251% due 10/25/2042 ●	509	490
3.309% due 03/25/2047 ●	256	280
3.312% due 11/25/2042 - 01/25/2043 ●	5,011	4,782
3.330% due 07/01/2022 - 02/01/2026 (j)	25,856	27,336
3.360% due 02/01/2032 (j)	11,385	12,204
3.370% due 10/01/2025 (j)	33,576	34,761
3.417% due 05/01/2048 ●	440	448
3.420% due 11/01/2025 (j)	32,400	34,312
3.430% due 03/01/2033	1,000	1,034
3.490% due 07/01/2026 (j)	3,991	4,261
3.500% due 10/25/2021 - 11/25/2047 (a)	194,123	26,193
3.500% due 01/25/2041 - 11/25/2045	15,031	15,519
3.500% due 08/01/2058 (j)	1,958	2,059
3.518% due 06/01/2048 ●(j)	1,871	1,922
3.550% due 03/25/2033 ●	11,009	11,689
3.568% due 06/01/2048 ●	538	553
3.575% due 02/01/2026 (j)	12,198	12,936
3.610% due 12/01/2025 (j)	24,400	26,199
3.613% due 03/25/2043 ●	2,068	2,067
3.614% due 12/01/2048 ●	9,260	9,508
3.620% due 01/01/2029 (j)	4,925	5,316
3.660% due 02/01/2026 (j)	20,825	22,333
3.750% due 05/25/2033 - 01/25/2044	101	106
3.750% due 08/01/2033 (j)	2,280	2,473
3.780% due 01/01/2029 (j)	5,350	5,860
3.790% due 01/01/2029 (j)	63,578	68,690
3.808% due 06/25/2044 ●(a)	11,176	1,506
3.840% due 02/01/2029 (j)	2,570	2,832
3.850% due 01/01/2029 (j)	8,383	9,229
3.930% due 02/01/2031	1,304	1,450
3.943% due 12/01/2034 ●	223	231
3.950% due 02/01/2031	1,098	1,216
4.000% due 01/25/2033 - 05/25/2049 (a)	187,601	32,479
4.000% due 06/01/2033 - 06/25/2042	4,057	4,372
4.000% due 08/01/2033 (j)	1,410	1,488
4.050% due 12/01/2028 (j)	3,720	4,111
4.158% due 10/25/2043 ●(a)	27,599	5,811
4.168% due 12/25/2036 ●(a)	668	106
4.197% due 05/25/2043 ●	3,611	3,831
4.208% due 07/25/2046 - 11/25/2049 ●(a)	141,870	28,789
4.228% due 09/25/2049 ●(a)	33,263	5,818
4.258% due 10/25/2042 - 06/25/2049 ●(a)	111,090	19,879
4.308% due 06/25/2037 - 05/25/2045 ●(a)	50,339	10,531
4.358% due 05/25/2042 - 01/25/2049 ●(a)	94,907	17,480
4.408% due 06/25/2040 - 06/25/2048 ●(a)	86,815	15,206
4.408% due 05/25/2048 ●	14,589	15,404
4.447% due 08/25/2043 ~	37	39
4.458% due 08/25/2041 - 02/25/2043 ●(a)	36,727	5,323
4.472% due 01/01/2035 ●	282	294
4.500% due 02/01/2038 - 08/01/2040	130	136
4.500% due 09/25/2046 (a)	3,449	629
4.549% due 05/25/2042 ~	34	35
4.561% due 06/01/2035 ●	68	71
4.638% due 03/25/2042 ●(a)	3,290	594
4.668% due 12/01/2035 ●(j)	1,045	1,106
4.769% due 01/01/2035 ●	615	648
4.808% due 09/25/2040 ●(a)	2,807	369
4.858% due 05/25/2036 - 04/25/2037 ●(a)	2,494	303
4.908% due 10/25/2026 - 08/25/2040 ●(a)	4,160	416
4.916% due 12/25/2042 - 10/25/2043 ●	12,449	13,158
4.958% due 09/25/2039 ●(a)	126	19
5.000% due 11/01/2033 - 07/25/2040	223	252
5.000% due 01/25/2043 ●	1,990	2,083
5.008% due 12/25/2032 - 11/25/2036 ●(a)	4,229	735

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

5.108% due 04/25/2038 ●(a)	864	143
5.152% due 11/25/2042 - 05/25/2043 ●	573	596
5.212% due 08/25/2033 ●	733	791
5.308% due 10/25/2034 ●(a)	1,662	251
5.387% due 11/25/2042 - 10/25/2045 ●	7,492	8,098
5.500% due 02/25/2029 (a)	13	2
5.500% due 01/25/2032 ~(a)	229	40
5.500% due 07/25/2034 - 11/01/2036	3,430	3,801
5.908% due 08/25/2034 ●(a)	924	172
6.000% due 04/25/2032 - 02/25/2033 (a)	395	69
6.000% due 02/25/2034	176	197
6.300% due 06/25/2031 ~	45	45
6.318% due 10/25/2041 ●	672	713
6.418% due 11/25/2041 ●	3,331	3,897
6.500% due 04/25/2038 (a)	424	103
6.516% due 06/25/2043 ●	6,798	7,727
7.000% due 12/25/2023 - 03/25/2049	74	92
7.224% due 08/25/2043 ●	954	1,139
8.343% due 01/25/2041 ●	4,985	6,411
8.832% due 05/25/2043 ●	763	996
9.076% due 03/25/2040 ●	252	300
12.947% due 09/25/2024 ●	10	12
14.731% due 09/25/2023 ●	2	3
18.352% due 12/25/2036 ●	95	137
Freddie Mac
0.000% due 09/15/2032 - 10/15/2058 (b)(f)	228,699	187,505
0.000% due 04/15/2053 «(b)(f)	1,850	1,642
0.524% due 08/25/2022 ~(a)	103,142	1,056
0.607% due 07/25/2024 ~(a)	137,678	3,291
0.822% due 09/25/2022 ~(a)	42,701	826
0.912% due 04/25/2034 ~(a)	134,809	12,450
1.831% due 10/15/2037 ~(a)	685	25
2.107% due 10/15/2037 ~(a)	234	10
2.131% due 10/15/2037 - 10/15/2038 ●	15,824	15,752
2.210% due 07/15/2047 ●(a)	52,921	4,259
2.222% due 05/15/2037 ~(a)	543	28
2.240% due 06/15/2042 ●(j)	22,817	22,911
2.317% due 10/15/2041 ~(a)	1,191	71
2.334% due 11/15/2038 ~(a)	2,012	120
2.373% due 08/15/2041 ~(a)	661	37
2.485% due 03/15/2037 ~(a)	702	47
2.486% due 10/15/2038 ~(a)	9,033	618
2.500% due 09/15/2027 - 03/15/2031 (a)	64,614	4,120
2.500% due 01/15/2033	9,000	8,963
2.500% due 01/15/2038 ~(a)	5,994	409
2.529% due 02/15/2038 ~(a)	1,518	99
2.547% due 06/15/2038 ~(a)	1,277	94
2.561% due 11/15/2036 ~(a)	1,746	121
2.622% due 08/15/2036 ~(a)	1,178	79
2.700% due 08/01/2023 (j)	16,800	16,827
2.760% due 08/15/2040 ●(a)	3,842	329
2.837% due 12/25/2047 ~	1,391	1,404
2.852% due 10/15/2037	16,637	16,509
2.861% due 10/25/2046 ~	3,778	3,840
3.000% due 04/15/2027 - 04/15/2049 (a)	114,220	11,805
3.000% due 08/15/2042 - 06/15/2048	18,521	18,533
3.252% due 10/15/2042 ●	1,426	1,384
3.260% due 04/15/2042 ●(a)	3,788	469
3.312% due 01/15/2043 ●	5,026	4,831
3.314% due 12/15/2027 ~(a)	2,110	157
3.371% due 11/15/2042 ●	4,536	4,327
3.390% due 02/15/2033 - 08/15/2047 ●	8,560	8,858
3.403% due 01/15/2033 ●	1,276	1,305
3.431% due 11/15/2032 ●	340	343
3.439% due 09/25/2024 ~	13,400	12,838
3.492% due 03/15/2045 ●	685	655
3.500% due 01/15/2032 - 05/15/2049 (a)	107,571	13,975
3.500% due 01/01/2038 - 03/01/2049 (j)	18,611	19,453
3.500% due 02/15/2041 - 04/15/2054	81,298	82,729
4.000% due 02/15/2031 - 06/01/2048	11,124	12,046
4.000% due 01/15/2033 - 02/15/2047 ●	10,693	11,113
4.000% due 03/15/2042 - 09/15/2048 (a)	30,008	4,427
4.000% due 07/01/2043 - 06/01/2048 (j)	131,393	139,155
4.125% due 06/15/2041 þ	8,604	9,393
4.150% due 09/15/2043 ●(a)	22,330	4,144
4.260% due 10/15/2036 - 11/25/2049 ●(a)	99,677	19,187
4.310% due 08/15/2041 - 08/25/2049 ●(a)	29,916	5,530
4.360% due 12/15/2042 - 02/15/2044 ●(a)	28,185	4,360
4.410% due 08/15/2025 - 10/15/2048 ●(a)	152,151	21,383
4.460% due 01/15/2033 - 06/15/2048 ●(a)	22,258	3,243
4.500% due 08/01/2030 - 06/01/2048	1,640	1,779
4.500% due 12/01/2041 - 02/01/2048 (j)	5,300	5,787
4.500% due 07/15/2042 (a)	4,447	829
4.500% due 04/15/2044 - 12/15/2046 ●	7,076	7,120
4.655% due 07/15/2043 ●	876	900
4.685% due 04/15/2032 ●(a)	2,705	364

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

4.690% due 02/15/2037 ●(a)	836	150
4.760% due 01/15/2039 ●(a)	1,322	38
4.830% due 12/15/2042 ●	1,732	1,903
4.860% due 01/15/2041 ●(a)	622	106
4.910% due 02/15/2032 - 03/15/2035 ●(a)	1,657	171
4.960% due 09/15/2026 - 07/15/2042 ●(a)	5,418	807
5.000% due 10/15/2042 - 11/15/2046 ●	9,919	10,704
5.000% due 03/01/2049 (j)	66,260	73,098
5.010% due 03/15/2037 ●(a)	936	165
5.312% due 05/15/2043 ●	933	1,029
5.387% due 07/15/2037 - 08/15/2045 ●	8,042	9,262
5.500% due 02/15/2033 - 01/01/2038	1,663	1,845
5.500% due 05/15/2041 ●	89	98
6.000% due 07/15/2035	474	662
6.000% due 03/15/2044 (a)	500	119
6.260% due 06/15/2031 ●(a)	202	39
6.278% due 09/17/2032 ●	27	29
6.318% due 09/15/2041 ●	1,655	1,963
6.321% due 10/15/2040 ●	284	330
6.421% due 01/15/2041 ●	1,081	1,267
6.450% due 12/15/2023 ●(a)	332	25
7.000% due 03/01/2039	39	45
7.500% due 06/15/2042 ●	1,210	1,398
7.757% due 05/15/2035 ●	274	318
8.830% due 05/15/2024 ●(a)	186	25
8.979% due 04/15/2043 ●	1,648	2,186
9.235% due 05/15/2041 ●	842	1,070
9.241% due 02/15/2041 ●	524	703
9.348% due 05/15/2033 ●	19	22
9.521% due 05/15/2033 ●	6	8
10.992% due 10/25/2027 ●	248	322
11.673% due 10/15/2033 ●	317	388
11.954% due 05/15/2035 ●	28	29
12.436% due 11/15/2034 ●	11	14
12.542% due 03/25/2025 ●	673	882
14.743% due 10/15/2023 ●	27	31
Ginnie Mae
0.000% due 06/20/2040 - 11/16/2045 (b)(f)	60,561	54,001
0.000% due 05/16/2050 ~(a)	5,878	4
0.028% due 04/16/2053 ~(a)	1,576	6
0.138% due 08/16/2048 ~(a)	9,107	88
1.201% due 08/20/2047 ~(a)	12,860	466
1.204% due 06/20/2046 ~(a)	9,825	311
1.339% due 01/20/2047 ~(a)	13,692	398
1.341% due 11/20/2046 ~(a)	14,755	496
1.352% due 10/20/2046 ~(a)	14,167	449
1.368% due 12/20/2045 ~(a)	3,069	84
1.369% due 05/20/2047 ~(a)	21,864	797
1.491% due 09/20/2045 ~(a)	4,387	176
1.515% due 06/20/2049 ●(a)	61,590	3,387
1.520% due 08/20/2045 ~(a)	1,862	60
1.525% due 07/20/2046 ~(a)	14,539	439
1.535% due 03/20/2048 ●(a)	41,222	2,230
1.557% due 11/20/2046 ~(a)	1,005	43
1.600% due 11/20/2045 ~(a)	3,289	100
1.645% due 05/16/2053 ~(a)	424	28
1.663% due 07/20/2041 ~(a)	3,070	108
1.676% due 05/20/2040 ~(a)	10,360	388
1.730% due 06/20/2043 ~(a)	2,825	105
1.735% due 10/20/2047 ●(a)	18,506	1,257
1.744% due 06/20/2042 ~(a)	3,662	122
1.794% due 06/20/2042 ~(a)	3,444	120
1.850% due 04/20/2043 ~(a)	19,482	619
2.009% due 08/20/2046 ●	27,518	27,412
2.015% due 03/20/2041 ●	1,100	1,087
2.025% due 02/20/2049 ●(a)	88,249	5,099
2.224% due 11/20/2060 ●	1,228	1,225
2.250% due 07/16/2045	3,595	3,330
2.274% due 03/20/2061 ●	563	563
2.294% due 08/20/2062 ●	985	985
2.465% due 12/20/2042 ~	1,774	1,685
2.500% due 03/20/2045	2	2
2.524% due 09/20/2065 - 11/20/2065 ●	16,770	16,843
2.824% due 02/20/2066 ●	3,748	3,809
3.000% due 05/20/2039 - 06/20/2046 (a)	40,763	3,180
3.000% due 09/20/2046 - 12/20/2046 (j)	35,379	36,514
3.000% due 03/20/2048	260	268
3.250% due 08/20/2045 ●(j)	2,967	3,057
3.500% due 03/20/2042 - 12/20/2049	27,822	28,891
3.500% due 11/20/2042 - 09/20/2046 (a)	11,954	2,141
3.500% due 10/20/2044 ●(j)	4,260	4,351
3.500% due 04/20/2045 ●	780	812
3.500% due 04/20/2046 - 05/20/2049 (j)	34,886	36,768
3.775% due 05/20/2049 ●(a)	12,566	1,404
3.785% due 09/20/2043 ●(a)	2,560	276
3.785% due 01/20/2044 ●	4,000	4,331

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

4.000% due 07/20/2039 - 03/20/2049	8,946	9,507
4.000% due 10/16/2044 (a)	2,427	380
4.000% due 10/20/2044 - 10/20/2049 (j)	238,537	248,851
4.000% due 11/20/2046 ●	3,221	3,425
4.285% due 03/20/2049 - 09/20/2049 ●(a)	88,231	14,530
4.310% due 06/16/2039 ●(a)	1,866	216
4.315% due 11/20/2045 ●(a)	10,306	1,925
4.335% due 01/20/2035 - 08/20/2049 ●(a)	28,766	4,232
4.355% due 12/20/2035 ●(a)	24,370	3,751
4.360% due 11/16/2034 ●(a)	691	103
4.435% due 10/20/2047 - 09/20/2048 ●(a)	38,115	4,758
4.485% due 02/20/2042 ●(a)	441	30
4.485% due 04/20/2048 ●	7,542	7,923
4.500% due 07/20/2039 - 04/20/2049	4,667	4,945
4.500% due 12/16/2041 - 05/20/2043 (a)	3,626	478
4.500% due 04/20/2048 - 08/20/2049 (j)	93,915	98,464
4.660% due 01/16/2038 ●(a)	4,064	397
4.710% due 02/16/2040 ●(a)	3,747	596
4.815% due 10/20/2033 ●(a)	1,015	110
4.935% due 05/20/2041 ●(a)	3,265	479
5.000% due 08/20/2034 - 01/20/2049	398	432
5.000% due 09/20/2038 - 05/16/2043 (a)	1,896	347
5.000% due 06/20/2045 - 08/20/2045 ●	1,755	1,969
5.000% due 10/20/2048 - 07/20/2049 (j)	29,544	31,214
5.347% due 09/20/2045 ●	323	367
5.449% due 02/20/2045 ●	564	579
5.500% due 02/20/2034 - 04/20/2040	294	314
5.500% due 11/16/2037 (a)	53	3
6.000% due 07/20/2038 - 06/20/2041	529	605
6.071% due 12/20/2040 ●	2,743	2,981
6.500% due 03/15/2035	762	883
7.500% due 11/15/2030	11	11
8.000% due 05/17/2034 ●	66	68
11.836% due 10/20/2045 ●	2,263	2,636
Ginnie Mae, TBA
3.000% due 01/01/2050 - 02/01/2050	150,850	154,719
3.500% due 01/01/2050	200,000	206,125
4.000% due 01/01/2050	14,000	14,491
5.000% due 01/01/2050	12,500	13,176
Uniform Mortgage-Backed Security
2.500% due 01/01/2033 - 11/01/2049 (j)	160,679	159,026
2.500% due 01/01/2050	5,593	5,530
3.000% due 04/01/2031 - 10/01/2049 (j)	120,967	124,323
3.500% due 10/01/2034 - 01/01/2047 (j)	74,029	77,728
3.500% due 05/01/2049 - 10/01/2049	2,973	3,112
4.000% due 12/01/2036 - 10/01/2049	232,531	244,575
4.000% due 01/01/2037 - 08/01/2049 (j)	522,103	551,189
4.500% due 04/01/2031 - 11/01/2048	5,088	5,475
4.500% due 12/01/2038 - 01/01/2049 (j)	125,081	133,162
5.000% due 06/01/2048 - 05/01/2049 (j)	142,288	152,608
5.000% due 12/01/2048	330	353
Uniform Mortgage-Backed Security, TBA
2.500% due 02/01/2035 - 02/01/2050	769,300	760,776
3.000% due 01/01/2035 - 02/01/2050	1,163,000	1,178,152
3.500% due 01/01/2050	29,000	29,819
4.000% due 01/01/2035 - 01/01/2050	454,825	473,055
4.500% due 01/01/2035 - 02/01/2050	176,200	185,591
5.000% due 01/01/2050	165,650	177,134
6.000% due 01/01/2050	2,000	2,205
Total U.S. Government Agencies (Cost $7,244,542)		7,291,760
U.S. TREASURY OBLIGATIONS 20.5%
U.S. Treasury Inflation Protected Securities (g)
0.375% due 01/15/2027 (j)	2,868	2,912
0.375% due 07/15/2027 (l)	768	784
0.750% due 07/15/2028 (j)(l)	8,502	8,947
0.875% due 01/15/2029 (j)	32,283	34,292
U.S. Treasury Notes
1.750% due 03/31/2022 (j)	22,900	22,982
1.750% due 05/31/2022 (j)(l)	69,340	69,598
1.750% due 07/15/2022 (j)(n)	2,760	2,770
1.750% due 09/30/2022 (j)(n)	57,200	57,413
1.750% due 01/31/2023 (l)	25,350	25,445
1.875% due 08/31/2022 (j)	57,200	57,603
2.000% due 07/31/2022 (j)	37,500	37,877
2.000% due 10/31/2022 (j)	64,100	64,782
2.000% due 11/30/2022 (l)(n)	15,000	15,164
2.125% due 12/31/2021 (j)(l)(n)	92,400	93,362
2.125% due 06/30/2022 (j)	100,300	101,602
2.250% due 11/15/2025 (j)(n)	1,600	1,642
2.250% due 08/15/2027 (j)	21,700	22,297
2.375% due 01/31/2023 (j)	61,800	63,177
2.375% due 05/15/2029 (j)	75,500	78,427
2.500% due 03/31/2023 (j)	45,750	46,999
2.500% due 02/28/2026 (j)	57,600	59,974

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

2.625% due 06/30/2023 (j)(l)		25,000	25,830
2.625% due 12/31/2025 (j)		37,700	39,505
2.625% due 01/31/2026 (j)		60,500	63,405
2.625% due 02/15/2029 (j)		42,420	44,933
2.750% due 06/30/2025 (j)(l)(n)		5,100	5,368
2.750% due 02/15/2028 (l)(n)		3,300	3,515
2.875% due 11/30/2025 (j)		75,400	80,041
3.000% due 09/30/2025		22,000	23,481
Total U.S. Treasury Obligations (Cost $1,130,796)			1,154,127
NON-AGENCY MORTGAGE-BACKED SECURITIES 26.6%
Adjustable Rate Mortgage Trust
2.242% due 09/25/2035 ●		6,000	5,714
2.942% due 02/25/2035 ●		4,316	4,172
Aggregator of Loans Backed by Assets PLC 1.956% due 04/24/2049	GBP	484	643
American Home Mortgage Assets Trust
2.022% due 06/25/2037 ●		$9,532	7,641
2.082% due 08/25/2037 ^●		10,944	10,239
3.537% due 01/25/2036 ~		1,431	1,183
American Home Mortgage Investment Trust
2.192% due 03/25/2046 ●		8,504	8,190
2.563% due 06/25/2045 ●		1,654	1,444
3.894% due 06/25/2045 ●		254	257
Anthracite Ltd. 5.678% due 06/20/2041		6,682	844
Ashford Hospitality Trust
2.990% due 04/15/2035 ●		8,335	8,316
3.190% due 05/15/2035 ●		2,200	2,197
3.590% due 05/15/2035 ●		1,600	1,603
3.840% due 04/15/2035 ●		8,500	8,494
4.490% due 05/15/2035 ●		2,300	2,301
Banc of America Alternative Loan Trust
2.152% due 06/25/2037 ●		534	418
4.848% due 06/25/2037 ^●(a)		575	117
6.000% due 06/25/2046 ^		2,506	2,263
Banc of America Commercial Mortgage Trust
5.822% due 02/10/2051 ~		3,463	3,708
5.862% due 02/10/2051 ~		3,301	3,377
Banc of America Funding Trust
2.002% due 05/26/2037 ●		35,684	31,727
4.015% due 02/20/2036 ^~		1,373	1,335
4.321% due 01/20/2047 ^~		314	306
5.128% due 01/27/2035 ●		7,633	7,252
6.000% due 09/25/2036		24	25
Banc of America Mortgage Trust
3.846% due 11/20/2046 ^~		145	141
4.647% due 04/25/2035 ^~		337	325
4.828% due 05/25/2034 ~		51	52
4.837% due 06/25/2034 ~		92	92
Barclays Commercial Mortgage Securities Trust 4.131% due 07/15/2037 ●		10,600	10,606
BCAP LLC Trust
1.878% due 01/26/2037 ~		4,263	3,907
4.015% due 02/26/2036 ~		7,200	6,863
4.043% due 01/26/2034 ~		62	62
Bear Stearns Adjustable Rate Mortgage Trust
3.885% due 10/25/2036 ^~		429	404
3.918% due 12/25/2046 ^●		798	743
3.943% due 12/25/2046 ●		3,026	2,804
4.777% due 05/25/2037 ~		5,233	5,152
Bear Stearns ALT-A Trust
1.952% due 02/25/2034 ●		44	43
2.112% due 08/25/2036 ^●		7,801	8,516
2.292% due 01/25/2036 ^●		1,445	1,674
3.774% due 08/25/2036 ^~		7,042	6,023
4.103% due 09/25/2035 ^~		718	596
4.544% due 04/25/2035 ~		113	106
Bear Stearns Commercial Mortgage Securities Trust
5.312% due 06/11/2041 ~		1,796	1,789
5.657% due 10/12/2041 ~		3,827	3,966
Bear Stearns Mortgage Funding Trust 2.022% due 09/25/2046 ^●		136	150
Bear Stearns Structured Products, Inc. Trust 4.001% due 01/26/2036 ^~		3,323	2,980
BX Commercial Mortgage Trust 2.490% due 11/15/2035 ●		33,494	33,504
BXP Trust 3.379% due 06/13/2039		10,300	10,814
Chase Mortgage Finance Trust 4.525% due 02/25/2037 ~		99	101
ChaseFlex Trust
1.942% due 08/25/2037 ●		4,448	4,782
2.132% due 05/25/2037 ●		2,296	2,196
2.192% due 05/25/2037 ●		8,700	7,598

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Citigroup Mortgage Loan Trust
3.228% due 09/25/2059 þ		5,229	5,243
3.258% due 04/25/2066 ~		4,375	4,390
3.716% due 02/20/2036 ~		5,055	4,932
4.140% due 03/25/2036 ^●		48	48
4.188% due 06/27/2037 ~		7,028	7,208
4.810% due 05/25/2035 ●		13	13
6.000% due 08/25/2037 ~		2,656	1,986
Citigroup Mortgage Loan Trust, Inc. 4.416% due 08/25/2035 ^~		1,074	1,003
Civic Mortgage LLC 4.349% due 11/25/2022 þ		549	549
COBALT CMBS Commercial Mortgage Trust 5.614% due 05/15/2046 ~		11,116	11,140
Commercial Mortgage Lease-Backed Certificates 7.962% due 06/20/2031 ~		9,526	10,264
Commercial Mortgage Loan Trust 6.394% due 06/10/2036 ~		834	846
Commercial Mortgage Trust
1.528% due 12/10/2045 ~(a)		5,596	216
2.867% due 02/10/2048		5,000	4,623
3.424% due 03/10/2031		10,000	10,399
Countrywide Alternative Loan Resecuritization Trust 6.000% due 05/25/2036 ^		57	47
Countrywide Alternative Loan Trust
1.912% due 06/25/2036 ●		3,547	3,401
1.932% due 04/25/2047 ●		478	448
1.972% due 11/25/2036 ●		5,333	5,137
1.982% due 09/25/2046 ^●		2,623	2,492
2.072% due 08/25/2047 ^●		4,922	4,489
2.192% due 06/25/2036 ^●		2,080	1,212
2.405% due 11/20/2035 ●		418	403
2.492% due 05/25/2036 ●		241	134
3.639% due 08/25/2035 ●		6,067	6,099
3.640% due 03/25/2047 ^●		135	123
3.739% due 09/25/2035 ●		610	612
3.808% due 06/25/2036 ●(a)		2,058	504
4.274% due 05/25/2036 ~		3,610	3,351
4.289% due 10/20/2035 ●		1,722	1,509
5.158% due 10/25/2037 ^●(a)		7,440	2,201
5.500% due 07/25/2035		8,868	8,344
6.000% due 07/25/2036 ^		23,147	17,038
6.000% due 08/25/2036		2,626	2,698
6.000% due 08/25/2036 ●		2,119	2,177
6.000% due 04/25/2037 ^		3,672	2,943
6.000% due 04/25/2037		5,334	3,959
6.000% due 07/25/2037		15,835	11,534
6.500% due 12/25/2036		10,973	7,941
Countrywide Home Loan Mortgage Pass-Through Trust
2.452% due 02/25/2035 ●		589	590
3.621% due 02/25/2047 ^~		855	788
3.640% due 01/25/2036 ~		84	80
3.656% due 03/25/2037 ^~		713	666
3.954% due 01/25/2036 ^~		3,318	3,134
5.500% due 01/25/2035		337	347
5.750% due 05/25/2037 ^		34	26
5.750% due 07/25/2037 ^		2,478	2,045
6.000% due 01/25/2038		393	316
6.250% due 09/25/2037 ^		103	91
6.500% due 10/25/2037 ^		13,399	8,796
6.500% due 11/25/2037 ^		5,615	3,779
Countrywide Home Loan Reperforming REMIC Trust
2.132% due 01/25/2036 ●		352	346
4.931% due 01/25/2034 ^~		4,420	4,394
7.500% due 06/25/2035 ^		788	848
Credit Suisse Commercial Mortgage Trust 5.644% due 01/15/2049 ^~(d)		2,500	3,438
Credit Suisse Mortgage Capital Certificates
3.830% due 08/26/2058		5,187	5,231
3.977% due 09/27/2047 ~		6,321	6,452
4.219% due 01/26/2047 ~		4,637	3,435
5.938% due 10/26/2036 ~		1,157	1,110
6.250% due 05/26/2048		7,668	5,930
Credit Suisse Mortgage Capital Certificates Trust 3.322% due 10/25/2058 ~		4,761	4,777
Credit Suisse Mortgage Capital Trust
3.318% due 12/25/2059 ~		2,700	2,702
3.319% due 10/27/2059 ~		12,740	12,751
4.449% due 07/25/2050		7,298	7,510
4.789% due 05/27/2053 ~		2,313	2,543
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
1.942% due 03/25/2037 ^●		1,682	1,607
2.032% due 01/25/2047 ●		1,896	1,675
2.092% due 09/25/2047 ^●		26,105	23,846
Dukinfield PLC 1.787% due 08/15/2045 ●	GBP	426	566

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Eurosail PLC 1.549% due 09/13/2045 ●		1,415	1,782
First Horizon Alternative Mortgage Securities Trust 2.742% due 07/25/2036 ~		$140	128
First Horizon Mortgage Pass-Through Trust
4.284% due 11/25/2035 ~		24	23
4.664% due 08/25/2035 ~		155	130
Global Mortgage Securitization Ltd. 2.062% due 04/25/2032 ●		2,396	2,327
GMAC Mortgage Corp. Loan Trust 5.500% due 05/25/2035 ~		15	15
Great Hall Mortgages PLC 2.029% due 06/18/2039 ●		614	598
GS Mortgage Securities Corp. Trust
2.940% due 07/15/2031 ●		9,225	9,219
3.190% due 07/15/2031 ●		3,293	3,295
4.067% due 02/10/2029 ~		26,000	26,215
4.579% due 10/10/2032		26,200	27,041
GS Mortgage Securities Trust 1.327% due 08/10/2043 ~(a)		55,207	224
GSMPS Mortgage Loan Trust
2.142% due 01/25/2036 ●		787	689
2.192% due 04/25/2036 ●		8,137	6,978
4.113% due 01/25/2036 ~		5,116	5,039
4.194% due 03/25/2035 ~		5,250	5,365
GSMSC Resecuritization Trust 3.717% due 06/26/2037 ~		7,386	7,040
GSR Mortgage Loan Trust 6.250% due 08/25/2036 ^		880	498
Harben Finance PLC 1.602% due 08/20/2056 ●	GBP	585	776
HarborView Mortgage Loan Trust
1.954% due 01/19/2038 ●		$24,175	23,059
1.969% due 12/19/2036 ●		5,736	5,121
1.974% due 11/19/2036 ●		8,030	7,425
2.384% due 08/19/2045 ●		58	58
4.139% due 09/19/2035 ●		8,462	7,938
4.175% due 04/19/2034 ~		131	131
4.239% due 10/19/2035 ●		27,457	21,062
Harvest Commercial Capital Loan Trust 3.290% due 09/25/2046 ~		7,090	7,059
Hawksmoor Mortgages 1.761% due 05/25/2053 ●	GBP	55,584	73,810
Homestar Mortgage Acceptance Corp. 2.587% due 03/25/2034 ●		$2,668	2,580
HSI Asset Loan Obligation Trust
2.162% due 12/25/2036 ●		897	270
4.838% due 12/25/2036 ●(a)		878	203
HSI Asset Securitization Corp. Trust 2.602% due 07/25/2035 ●		13,265	13,214
Hudson’s Bay Simon JV Trust 5.447% due 08/05/2034 ~		784	791
Impac Secured Assets Trust
1.962% due 01/25/2037 ●		4	4
2.072% due 08/25/2036 ●		2,070	1,790
2.142% due 05/25/2036 ●		39	38
IndyMac Mortgage Loan Trust
1.972% due 02/25/2037 ^●		3,312	3,247
1.992% due 10/25/2036 ●		12	11
2.572% due 12/25/2034 ●		425	376
3.629% due 09/25/2036 ^~		244	225
3.630% due 06/25/2037 ^~		15,660	13,289
3.632% due 09/25/2036 ^~		3,565	3,208
3.843% due 08/25/2035 ~		66	61
Jefferies Resecuritization Trust
3.987% due 02/26/2036 ~		1	1
6.681% due 06/25/2047 ~		1,040	958
JPMorgan Alternative Loan Trust
1.952% due 11/25/2036 ^●		2,395	2,111
3.584% due 11/25/2036 ^~		1,210	1,216
6.000% due 12/27/2036		3,986	3,251
JPMorgan Chase Commercial Mortgage Securities Trust
3.450% due 06/15/2035 ●		2,500	2,502
3.880% due 10/15/2032 ●		3,900	3,909
4.558% due 01/12/2039 ~		6,270	6,303
5.126% due 01/12/2037 ~		1,219	1,249
5.215% due 01/12/2037 ~		2,577	2,631
5.337% due 05/15/2047		27,194	25,485
5.470% due 07/15/2042 ~		1,389	1,389
5.771% due 01/12/2038 ~		1,500	1,505
5.855% due 06/12/2043 ~		4,023	4,036
5.856% due 05/15/2045 ~		2,226	2,227
JPMorgan Mortgage Trust
3.826% due 01/25/2037 ~		4,564	4,456
3.912% due 11/25/2035 ~		5,312	5,153
4.449% due 04/25/2035 ~		44	45

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

4.657% due 07/25/2035 ~		8	8
7.000% due 08/25/2037 ^		1,306	1,094
JPMorgan Resecuritization Trust
6.000% due 08/26/2036 ~		3,638	3,696
6.000% due 09/26/2036		7,773	7,086
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «		7,412	7,712
4.250% due 09/29/2046 «		38,673	41,865
La Hipotecaria Panamanian Mortgage Trust
2.750% due 09/08/2039 «●		6,801	6,857
3.508% due 11/24/2042 «●		13,693	14,176
LB-UBS Commercial Mortgage Trust
0.163% due 02/15/2040 ~(a)		3,801	0
5.111% due 07/15/2040 ~		3,750	3,749
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ		3,975	3,978
Lehman Mortgage Trust
2.112% due 08/25/2036 ^●		167	129
2.242% due 11/25/2036 ●		31,636	11,148
4.758% due 11/25/2036 ●(a)		19,681	6,020
5.750% due 02/25/2037 ^		6,017	5,370
Lehman XS Trust
2.022% due 04/25/2046 ^●		8,710	8,718
2.032% due 08/25/2036 ^●		206	202
2.692% due 08/25/2047 ^●		3,603	3,288
Luminent Mortgage Trust 2.022% due 05/25/2037 ^●		50	49
MASTR Asset Securitization Trust 6.250% due 01/25/2038		859	713
MASTR Reperforming Loan Trust
6.000% due 08/25/2034		1,133	1,077
7.000% due 07/25/2035		3,069	3,002
Merrill Lynch Mortgage Investors Trust 4.164% due 02/25/2036 ^~		826	723
Merrill Lynch Mortgage Trust
5.377% due 11/12/2037 ~		4,516	4,513
5.601% due 07/12/2038 ~		1,600	1,616
Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~		2,718	2,734
2.750% due 08/25/2059 ~		14,851	14,950
ML-CFC Commercial Mortgage Trust 5.324% due 12/12/2049 ~		4,983	4,022
Morgan Stanley Bank of America Merrill Lynch Trust 0.980% due 12/15/2048 ~(a)		8,141	192
Morgan Stanley Capital Trust
5.574% due 11/12/2049 ~		2,849	2,885
5.576% due 10/12/2052 ~		960	960
5.945% due 06/11/2042 ~		4,200	4,423
Morgan Stanley Mortgage Loan Trust
2.162% due 11/25/2035 ●		204	204
2.692% due 02/25/2036 ^●		437	414
3.941% due 09/25/2035 ^~		91	78
4.051% due 12/25/2035 ~		7,432	7,150
5.500% due 10/25/2037 ^		706	716
5.701% due 02/25/2047 þ		2,717	1,707
Morgan Stanley Re-REMIC Trust 1.888% due 02/26/2037 ●		15,940	15,592
Mortgage Equity Conversion Asset Trust
2.020% due 01/25/2042 ●		32,153	30,432
2.030% due 05/25/2042 ●		15,323	14,408
2.260% due 02/25/2042 ●		6,419	6,132
MortgageIT Securities Corp. Mortgage Loan Trust 2.022% due 06/25/2047 ●		4,014	3,932
Motel 6 Trust
2.660% due 08/15/2034 ●		8,225	8,236
2.930% due 08/15/2034 ●		8,506	8,514
3.890% due 08/15/2034 ●		883	885
Nationslink Funding Corp. Commercial Loan Pass-Through Certificates 5.000% due 01/22/2026		1,241	1,264
Natixis Commercial Mortgage Securities Trust 3.622% due 05/15/2039		10,180	10,710
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		48,722	48,764
New York Mortgage Trust 2.452% due 08/25/2035 ●		1,186	1,159
One Bryant Park Trust 2.516% due 09/15/2054		50,000	48,797
RBSGC Mortgage Loan Trust 2.092% due 01/25/2037 ●		22,589	8,550
RBSSP Resecuritization Trust
3.690% due 12/25/2035 ~		5,240	5,146
6.000% due 06/26/2037 ~		535	449
Real Estate Asset Liquidity Trust
3.072% due 08/12/2053	CAD	15,688	12,249
3.650% due 08/12/2053		8,300	6,626

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Residential Accredit Loans, Inc. Trust
1.932% due 01/25/2037 ●		$4,497	4,412
1.982% due 05/25/2037 ●		6,080	5,828
1.992% due 10/25/2046 ●		1,868	1,817
2.092% due 08/25/2035 ●		224	203
2.142% due 08/25/2035 ^●		1,286	1,091
2.192% due 06/25/2037 ●		4,851	3,835
2.592% due 10/25/2045 ●		167	155
3.255% due 10/25/2037 ~		7,082	6,684
3.599% due 09/25/2045 ●		3,438	3,317
4.808% due 06/25/2037 ●(a)		4,851	1,040
5.276% due 05/25/2035 ^~		77	58
8.000% due 04/25/2036 ^●		265	262
Residential Asset Securitization Trust 6.250% due 08/25/2036		667	581
Residential Funding Mortgage Securities, Inc. Trust 5.492% due 04/25/2037 ~		510	475
RESIMAC Bastille Trust 2.554% due 12/05/2059 ●		909	910
Ripon Mortgages PLC 1.602% due 08/20/2056 ●	GBP	1,167	1,549
RiverView HECM Trust 1.978% due 05/25/2047 ●		$9,159	8,473
Sequoia Mortgage Trust 4.014% due 07/20/2037 ~		132	116
Stanlington PLC 1.779% due 06/12/2046 ●	GBP	481	639
Structured Adjustable Rate Mortgage Loan Trust
1.942% due 02/25/2037 ●		$5,482	5,373
2.442% due 08/25/2035 ●		8,773	7,950
2.942% due 12/25/2037 ^●		3,817	3,438
3.870% due 05/25/2035 ~		1,954	1,746
4.241% due 08/25/2035 ~		525	534
Structured Asset Mortgage Investments Trust
1.972% due 07/25/2046 ●		82	76
1.982% due 07/25/2046 ^●		5,734	4,610
Structured Asset Securities Corp.
2.042% due 07/25/2035 ●		963	910
2.052% due 11/25/2035 ●		8,645	8,178
4.091% due 01/25/2036 ~		2,406	2,380
Structured Asset Securities Corp. Mortgage Loan Trust 2.082% due 10/25/2036 ●		266	237
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 4.300% due 09/25/2033 ~		107	109
Theatre Hospitals PLC
3.785% due 10/15/2031 ●	GBP	1,192	1,579
4.190% due 12/15/2024 «(h)		25	0
Thornburg Mortgage Securities Trust
2.692% due 03/25/2044 ●		$38	38
3.302% due 03/25/2037 ^●		7,603	7,074
Towd Point Mortgage Funding
0.000% due 07/20/2045 ●	GBP	21,200	28,081
0.000% due 02/20/2054 ●		1,100	1,461
Towd Point Mortgage Funding PLC
1.602% (BP0003M + 0.800%) due 02/20/2045 ~		507	672
1.652% due 05/20/2045 ●		1,129	1,496
1.820% due 10/20/2051 ●		12,001	15,988
Trinity Square PLC 1.935% due 07/15/2051 ●		1,851	2,471
UBS-Barclays Commercial Mortgage Trust 0.204% due 08/10/2049 ~(a)		$178,586	1,060
Wachovia Bank Commercial Mortgage Trust 5.655% due 02/15/2051 ~		3,141	2,486
WaMu Mortgage Pass-Through Certificates Trust
2.377% due 01/25/2047 ●		8,022	8,023
2.532% due 11/25/2034 ●		1,022	1,031
2.572% due 10/25/2044 ●		3,611	3,611
3.009% due 04/25/2047 ^●		1,267	1,183
3.049% due 07/25/2047 ●		758	689
3.522% due 12/25/2036 ^~		1,393	1,344
3.612% due 07/25/2037 ^~		99	91
3.691% due 12/25/2035 ^~		975	881
3.871% due 03/25/2037 ^~		7,470	7,267
3.936% due 01/25/2035 ~		6,116	6,338
3.995% due 07/25/2037 ^~		64	61
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (f)	GBP	0	1,671
1.600% due 12/21/2049 ●		20,798	27,567
1.800% due 09/21/2049 ●		1,149	1,525
2.300% due 12/21/2049 ●		2,387	3,169
2.800% due 12/21/2049 ●		1,193	1,591
3.300% due 12/21/2049 ●		682	912
3.800% due 12/21/2049 ●		682	901
Washington Mutual Mortgage Pass-Through Certificates Trust
2.042% due 02/25/2036 ●		$329	302
2.939% due 01/25/2047 ●		2,185	1,931

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

4.239% due 09/25/2036 ^þ		6,332	2,938
5.750% due 11/25/2035 ^		1,184	1,162
6.500% due 03/25/2036 ^		10,067	8,404
Wells Fargo Alternative Loan Trust 2.332% due 03/25/2037 ^●		793	706
Wells Fargo Commercial Mortgage Trust
2.591% due 12/13/2031 ●		11,140	11,117
2.841% due 12/13/2031 ●		9,273	9,237
3.585% due 12/13/2031 ●		220	218
Wells Fargo Mortgage-Backed Securities Trust
2.292% due 06/25/2037 ^●		108	95
4.425% due 11/25/2037 ^~		8,662	8,402
Total Non-Agency Mortgage-Backed Securities (Cost $1,471,474)			1,502,837
ASSET-BACKED SECURITIES 33.4%
Accredited Mortgage Loan Trust
2.052% due 09/25/2036 ●		13,982	13,733
2.670% due 09/25/2035 ●		3,405	3,364
Accunia European CLO BV 0.950% due 07/15/2030 ●	EUR	2,100	2,351
ACE Securities Corp. Home Equity Loan Trust
2.092% due 02/25/2036 ●		$2,163	2,147
2.407% due 12/25/2035 ●		17,261	17,010
2.767% due 11/25/2033 ●		1,129	1,123
2.962% due 02/25/2035 ●		16,890	16,949
Aegis Asset-Backed Securities Trust
2.422% due 06/25/2035 ●		4,000	3,093
2.492% due 03/25/2035 ●		7,050	6,873
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 3.622% due 12/25/2034 ●		2,289	2,057
Allegro CLO Ltd. 3.156% due 01/30/2026 ●		945	945
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.467% due 07/25/2035 ●		4,464	4,482
2.497% due 05/25/2035 ●		756	758
2.707% due 01/25/2035 ●		5,152	5,167
3.742% due 06/25/2034 ●		646	611
Arbor Realty Commercial Real Estate Notes Ltd. 2.890% due 05/15/2037 ●		3,700	3,702
Arbour CLO DAC 0.870% due 01/15/2030 ●	EUR	2,400	2,694
Argent Securities Trust
1.942% due 07/25/2036 ●		$19,836	17,249
1.982% due 03/25/2036 ●		3,579	3,323
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 4.582% due 10/25/2033 ●		494	507
Asset-Backed Funding Certificates Trust
2.412% due 04/25/2034 ●		679	682
3.042% due 06/25/2034 ●		1,530	1,532
Asset-Backed Securities Corp. Home Equity Loan Trust
1.872% due 05/25/2037 ●		426	322
2.512% due 06/25/2035 ●		380	384
2.752% due 11/25/2033 ●		2,666	2,633
Avery Point CLO Ltd. 3.123% due 01/18/2025 ●		479	479
Ayresome CDO Ltd. 2.155% due 12/08/2045 ●		1,426	1,417
B&M CLO Ltd. 2.731% due 04/16/2026 ●		3,446	3,445
Barings BDC Static CLO Ltd. 3.021% due 04/15/2027 ●		19,593	19,592
Bayview Financial Asset Trust 2.927% due 03/25/2037 ●		6,172	6,129
Bayview Koitere Fund Trust 3.967% due 07/28/2033 þ		659	661
Bayview Opportunity Master Fund Trust
3.475% due 06/28/2034 þ		2,184	2,187
4.090% due 02/28/2034 þ		151	151
Bear Stearns Asset-Backed Securities Trust
1.942% due 11/25/2036 ●		3,209	3,150
1.992% due 12/25/2036 ●		4,632	4,638
1.992% due 04/25/2037 ^●		683	1,289
2.032% due 07/25/2036 ●		10,308	10,003
2.292% due 12/25/2035 ●		114	113
2.512% due 12/25/2035 ●		5,128	4,276
6.000% due 03/25/2036		8,623	6,891
Benefit Street Partners CLO Ltd.
2.783% due 07/18/2027 ●		1,345	1,341
3.216% due 01/20/2029 ●		8,000	8,011
Black Diamond CLO Designated Activity Co. 0.650% due 10/03/2029 ●	EUR	300	336
BNC Mortgage Loan Trust 2.082% due 05/25/2037 ●		$10,000	8,263
BNPP AM Euro CLO 0.650% due 10/15/2031 ●	EUR	250	280

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Business Jet Securities LLC 4.447% due 06/15/2033		$664	674
Business Loan Express Business Loan Trust 2.082% due 09/25/2038 ●		3,243	3,043
Carlyle Global Market Strategies Euro CLO DAC 0.870% due 01/18/2030 ●	EUR	3,800	4,268
Carrington Mortgage Loan Trust 2.012% due 10/25/2036 ●		$11,809	10,041
Castle Park CLO DAC 0.582% due 01/15/2028 ●	EUR	549	617
Catamaran CLO Ltd. 2.786% due 01/27/2028 ●		$6,900	6,870
Cent CLO Ltd.
3.071% due 10/15/2026 ●		4,400	4,394
3.258% due 10/29/2025 ●		1,175	1,178
CIT Mortgage Loan Trust 3.292% due 10/25/2037 ●		4,200	4,265
Citigroup Mortgage Loan Trust
1.922% due 08/25/2036 ●		12,137	12,055
1.932% due 12/25/2036 ●		348	346
1.942% due 12/25/2036 ●		3,829	2,062
1.952% due 09/25/2036 ●		550	445
1.972% due 01/25/2037 ●		3,572	2,721
2.052% due 07/25/2045 ●		7,982	6,373
2.092% due 10/25/2036 ●		8,531	6,432
Citigroup Mortgage Loan Trust, Inc.
2.202% due 10/25/2035 ●		624	631
2.242% due 10/25/2035 ^●		4,229	4,221
College Avenue Student Loans LLC
2.992% due 12/26/2047 ●		2,879	2,824
3.442% due 11/26/2046 ●		6,638	6,631
4.130% due 12/26/2047		3,954	4,101
Columbia Cent CLO Ltd. 3.090% due 10/25/2028 ●		4,420	4,416
Conseco Finance Corp. 6.280% due 09/01/2030		7,406	7,848
Conseco Finance Securitizations Corp. 8.310% due 05/01/2032 ~		19,674	8,248
Countrywide Asset-Backed Certificates
1.922% due 12/25/2036 ^●		1,331	1,255
1.932% due 06/25/2037 ●		8,629	8,106
1.932% due 07/25/2037 ^●		2,572	2,350
1.932% due 06/25/2047 ●		3,020	2,850
1.942% due 05/25/2037 ●		2,997	2,980
1.972% due 06/25/2047 ●		90	90
1.992% due 09/25/2047 ^●		1,134	890
2.012% due 09/25/2037 ^●		757	666
2.012% due 09/25/2047 ^●		2,835	2,489
2.032% due 04/25/2036 ^●		323	305
2.042% due 02/25/2036 ●		1,570	1,485
2.082% due 01/25/2037 ●		16,600	14,981
2.092% due 07/25/2036 ●		140	140
2.162% due 07/25/2036 ●		14,425	12,735
2.272% due 01/25/2036 ●		40	40
2.422% due 02/25/2036 ●		5,775	5,715
2.512% due 01/25/2036 ●		14,300	14,336
2.812% due 10/25/2032 ●		3,322	3,290
Countrywide Asset-Backed Certificates Trust
1.952% due 03/25/2037 ●		665	661
2.032% due 03/25/2037 ●		21,060	20,058
2.032% due 10/25/2046 ●		9,217	8,965
2.042% due 04/25/2046 ^●		4,342	4,256
2.052% due 09/25/2046 ●		3,100	2,963
2.532% due 08/25/2047 ●		2,136	2,117
2.592% due 08/25/2047 ●		223	223
2.692% due 05/25/2036 ●		2,070	2,063
Countrywide Asset-Backed Certificates Trust, Inc. 2.692% due 10/25/2034 ●		555	539
Credit-Based Asset Servicing & Securitization CBO Ltd.
2.438% due 02/16/2041 ●		248,640	12,142
2.681% due 12/15/2034 ●		19,284	4,541
Credit-Based Asset Servicing & Securitization LLC
1.912% due 07/25/2037 ●		151	100
1.942% due 05/25/2036 ●		3,643	3,011
2.032% due 05/25/2036 ●		5,838	4,894
2.737% due 04/25/2036 ●		8,582	8,580
6.250% due 10/25/2036 þ		814	833
Credit-Based Asset Servicing & Securitization Trust 1.852% due 11/25/2036 ●		2,600	1,588
Crown Point CLO Ltd.
2.942% due 07/17/2028 ●		16,000	15,927
3.136% due 10/20/2028 ●		2,000	1,998
3.416% due 10/20/2028 ●		8,500	8,496
CSAB Mortgage-Backed Trust 6.000% due 11/25/2036 ^þ		69	23

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

CVC Cordatus Loan Fund DAC 0.650% due 07/21/2030 ●	EUR	700	780
CWHEQ Revolving Home Equity Loan Trust 1.920% due 05/15/2036 ●		$7,881	7,785
Driven Brands Funding LLC 4.739% due 04/20/2048		4,925	5,117
Dryden Euro CLO BV
0.620% due 05/17/2027 ●	EUR	168	189
0.880% due 01/15/2030 ●		3,700	4,153
ECMC Group Student Loan Trust 2.792% due 07/25/2069 ●		$8,518	8,479
Ellington Loan Acquisition Trust
2.842% due 05/25/2037 ●		3,414	3,426
2.892% due 05/25/2037 ●		6,835	6,843
Elm Park CLO DAC 0.620% due 04/16/2029 ●	EUR	21,500	24,078
EMC Mortgage Loan Trust 2.892% due 08/25/2040 ●		$965	958
Encore Credit Receivables Trust 2.827% due 10/25/2035 ●		3,552	3,328
Equifirst Loan Securitization Trust 1.982% due 04/25/2037 ●		9,518	9,196
Euro-Galaxy CLO BV 0.750% due 01/17/2031 ●	EUR	500	558
Fairstone Financial Issuance Trust 3.948% due 03/21/2033	CAD	3,500	2,708
First Franklin Mortgage Loan Trust
1.952% due 04/25/2036 ●		$4,115	4,011
2.172% due 02/25/2036 ●		5,500	5,138
2.292% due 12/25/2035 ●		6,100	5,810
2.602% due 04/25/2035 ●		888	893
Fremont Home Loan Trust
1.932% due 01/25/2037 ●		14,657	9,225
1.952% due 05/25/2036 ●		18,921	12,757
1.952% due 08/25/2036 ●		25,536	10,812
2.722% due 04/25/2035 ●		10,657	10,465
Gallatin CLO Ltd. 3.016% due 01/21/2028 ●		2,700	2,700
GE-WMC Mortgage Securities Trust 1.942% due 08/25/2036 ●		16,859	9,964
Glacier Funding CDO Ltd. 2.801% due 11/12/2042 ●		2,572	2,558
Goodgreen Trust 3.930% due 10/15/2053 ~		11,101	11,591
Greystone Commercial Real Estate Notes Ltd. 3.442% due 09/15/2037 ●		13,600	13,621
GSAA Home Equity Trust
2.022% due 04/25/2047 ●		8,943	5,789
2.092% due 05/25/2047 ●		566	450
3.667% due 02/25/2035 ●		900	908
6.000% due 08/25/2047 ^		742	727
GSAMP Trust 1.912% due 12/25/2036 ●		985	574
Harley Marine Financing LLC 5.682% due 05/15/2043 «		14,489	12,588
Harvest CLO DAC 0.518% due 11/15/2028 ●	EUR	1,592	1,786
Harvest SBA Loan Trust 3.958% due 08/25/2044 ●		$13,074	13,070
Hildene CLO Ltd. 3.370% due 10/10/2038 ●		20,812	20,497
Home Equity Asset Trust
2.262% due 01/25/2036 ●		17,500	16,960
2.767% due 12/25/2034 ●		962	953
Home Equity Mortgage Loan Asset-Backed Trust
2.032% due 08/25/2036 ●		7,500	6,837
2.032% due 04/25/2037 ●		6,039	4,469
HSI Asset Securitization Corp. Trust
1.942% due 12/25/2036 ●		6,615	5,959
2.182% due 11/25/2035 ●		1,552	1,533
ICG U.S. CLO Ltd. 2.851% due 01/16/2028 ●		20,000	19,932
IndyMac Mortgage Loan Trust 1.862% due 07/25/2036 ●		13,466	5,973
Invitation Homes Trust 2.837% due 01/17/2038 ●		61,605	62,060
JPMorgan Mortgage Acquisition Corp. 2.132% due 02/25/2036 ^●		9,161	9,045
JPMorgan Mortgage Acquisition Trust
1.962% due 04/25/2036 ●		867	868
2.002% due 10/25/2036 ●		3,454	3,383
Legacy Mortgage Asset Trust
3.438% due 05/25/2059 þ		2,619	2,637
3.555% due 01/28/2070 ●		34,267	34,720
4.000% due 06/25/2058 þ		13,504	13,657

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Lehman XS Trust
1.912% due 02/25/2037 ●		12,513	12,105
1.952% due 02/25/2037 ●		4,647	4,508
1.962% due 01/25/2037 ●		49	49
LoanCore Issuer Ltd. 2.870% due 05/15/2036 ●		26,000	26,004
Long Beach Mortgage Loan Trust
1.937% due 07/25/2036 ●		13,781	10,597
1.942% due 05/25/2036 ●		1,802	1,223
2.497% due 11/25/2035 ●		8,449	7,312
2.587% due 06/25/2034 ●		71	70
2.692% due 06/25/2035 ●		7,403	7,437
3.067% due 02/25/2035 ●		700	704
Loomis Sayles CLO Ltd. 2.901% due 04/15/2028 ●		20,000	19,905
LP Credit Card ABS Master Trust 3.822% due 08/20/2024 ●		2,690	2,662
M360 Advisors LLC
4.395% due 07/24/2028		1,857	1,864
6.121% due 07/24/2028		19,700	19,913
Madison Park Funding Ltd. 3.226% due 07/20/2026 ●		8,628	8,635
Man GLG Euro CLO DAC 0.870% due 01/15/2030 ●	EUR	1,500	1,676
MAPS Ltd. 4.212% due 05/15/2043		$7,585	7,723
Marlette Funding Trust
3.060% due 07/17/2028		732	733
3.710% due 12/15/2028		1,192	1,201
MASTR Asset-Backed Securities Trust
1.942% due 06/25/2036 ●		8,991	5,179
1.952% due 10/25/2036 ●		2,871	1,892
1.962% due 10/25/2036 ●		611	603
2.022% due 01/25/2037 ●(j)		11,850	4,846
2.032% due 10/25/2036 ●		8,703	8,194
2.292% due 10/25/2035 ^●		6,806	6,592
2.372% due 12/25/2035 ●		2,676	2,677
Merrill Lynch Mortgage Investors Trust
1.902% due 08/25/2037 ●		610	389
1.942% due 08/25/2037 ●		32,939	21,197
2.312% due 06/25/2035 ●		436	436
2.512% due 06/25/2035 ●		455	452
Monarch Grove CLO 2.820% due 01/25/2028 ●		5,900	5,883
Morgan Stanley ABS Capital, Inc. Trust
2.587% due 01/25/2035 ●		11,821	11,749
2.722% due 07/25/2034 ●		153	152
2.842% due 04/25/2035 ●		200	198
3.692% due 02/25/2047 ●		4,054	3,718
Morgan Stanley IXIS Real Estate Capital Trust 1.942% due 11/25/2036 ●		14,946	7,381
Morgan Stanley Mortgage Loan Trust
2.032% due 04/25/2037 ●		1,937	888
5.726% due 10/25/2036 ^þ		3,026	1,443
Mountain Hawk CLO Ltd. 2.786% due 07/20/2024 ●		22	22
Mountain View CLO Ltd.
2.801% due 10/15/2026 ●		6,159	6,157
2.821% due 10/13/2027 ●		9,500	9,475
National Collegiate Student Loan Trust 2.327% due 06/25/2029 ●		629	624
Navient Student Loan Trust 2.592% due 07/26/2066 ●		16,305	16,042
Neuberger Berman CLO Ltd. 2.801% due 07/15/2027 ●		2,100	2,097
New Century Home Equity Loan Trust 2.737% due 06/25/2035 ●		1,332	1,317
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 2.202% due 02/25/2036 ●		1,312	1,314
NovaStar Mortgage Funding Trust 3.892% due 12/25/2034 ●		120	123
OCP CLO Ltd. 2.801% due 07/15/2027 ●		11,216	11,210
Octagon Investment Partners Ltd. 2.851% due 07/15/2027 ●		8,300	8,290
OFSI Fund Ltd. 2.903% due 10/18/2026 ●		2,254	2,255
Option One Mortgage Loan Trust
1.922% due 07/25/2037 ●		3,190	2,382
1.972% due 04/25/2037 ●		220	156
1.982% due 01/25/2036 ●		56	56
2.292% due 08/25/2032 ●		523	518
Option One Mortgage Loan Trust Asset-Backed Certificates
2.252% due 11/25/2035 ●		13,200	12,973
2.432% due 07/25/2033 ●		775	770

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Ozlme BV 0.820% due 01/18/2030 ●	EUR	1,200	1,346
Palisades CDO Ltd. 2.603% due 07/22/2039 ●		$13,295	13,138
Palmer Square Loan Funding Ltd.
2.651% due 07/15/2026 ●		6,640	6,633
2.810% due 11/15/2026 ●		1,938	1,939
2.836% due 10/24/2027 ●		13,100	13,102
2.936% due 04/20/2027 ●		11,666	11,667
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.812% due 10/25/2034 ●		3,754	3,797
2.917% due 10/25/2034 ●		21,500	21,265
3.667% due 09/25/2034 ●		472	474
3.892% due 09/25/2034 ●		5,594	5,653
People’s Choice Home Loan Securities Trust 2.677% due 06/25/2034 ●		5,944	5,950
Prosper Marketplace Issuance Trust 3.350% due 10/15/2024		298	298
RAAC Trust
2.092% due 06/25/2044 ●		54	50
2.492% due 03/25/2034 ●		167	166
3.292% due 09/25/2047 ●		5,900	6,130
Residential Asset Mortgage Products Trust
1.952% due 02/25/2037 ●		513	512
2.472% due 12/25/2035 ●		11,813	10,838
3.667% due 10/25/2034 ●		6,293	5,861
Residential Asset Securities Corp. Trust
1.942% due 07/25/2036 ●		3,503	3,362
2.022% due 06/25/2036 ●		19,391	18,930
2.042% due 04/25/2037 ●		147	146
2.797% due 05/25/2035 ●		3,794	3,776
RMF Buyout Issuance Trust 3.436% due 11/25/2028 ~		6,142	6,152
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040		22,134	22,528
Saranac CLO Ltd. 3.028% due 06/22/2030 ●		10,000	10,018
Saxon Asset Securities Trust
2.027% due 11/25/2035 ●		9,000	8,596
2.102% due 09/25/2037 ●		2,726	2,629
SCF Reality Capital Funding LLC 4.100% due 06/25/2047		10,257	10,417
Securitized Asset-Backed Receivables LLC Trust 2.767% due 03/25/2035 ●		142	142
SG Mortgage Securities Trust 2.222% due 10/25/2035 ●		1,494	1,497
SLC Student Loan Trust 2.004% due 03/15/2027 ●		4,974	4,956
SLM Student Loan Trust
0.000% due 12/15/2023 ●	EUR	91	102
0.000% due 01/25/2024 ●		3,328	3,726
0.000% due 06/17/2024 ●		2,260	2,528
0.148% due 07/25/2039 ●		880	946
0.155% due 12/15/2033 ●		1,310	1,402
1.348% due 03/15/2038 ●	GBP	2,979	3,791
2.540% due 10/25/2029 ●		$3,882	3,864
SoFi Consumer Loan Program LLC 3.260% due 08/25/2025		1,339	1,349
SoFi Consumer Loan Program Trust 3.200% due 08/25/2027		149	150
SoFi Professional Loan Program LLC
2.630% due 07/25/2040		5,060	5,053
2.650% due 09/25/2040		1,288	1,287
Sound Point CLO Ltd. 3.084% due 01/23/2029 ●		25,000	24,987
Soundview Home Loan Trust 2.072% due 05/25/2036 ●		26,000	25,511
Specialty Underwriting & Residential Finance Trust
1.942% due 09/25/2037 ●		1,891	1,125
2.142% due 03/25/2037 ●		571	297
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036		43,608	43,782
Sprite Ltd. 4.250% due 12/15/2037		2,923	2,988
St Paul’s CLO DAC 0.850% due 08/20/2030 ●	EUR	16,650	18,633
Staniford Street CLO Ltd. 3.074% due 06/15/2025 ●		$343	343
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		2,174	2,175
START Ireland 4.089% due 03/15/2044		6,814	6,911
Starwood Commercial Mortgage Trust 2.820% due 07/15/2038 ●		25,400	25,397
Store Master Funding LLC 4.290% due 10/20/2048		4,294	4,557

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Structured Asset Investment Loan Trust
1.965% due 07/25/2036 ●		2,087	1,441
2.592% due 04/25/2034 ●		5,449	5,479
Structured Asset Securities Corp. Mortgage Loan Trust
1.927% due 07/25/2036 ●		938	921
1.927% due 02/25/2037 ●		24,611	23,653
1.952% due 12/25/2036 ●		38,651	36,513
2.002% due 02/25/2037 ●		12,669	12,476
Symphony CLO Ltd. 2.951% due 07/14/2026 ●		22,066	22,080
Taberna Preferred Funding Ltd.
2.231% due 05/05/2038 ●		4,269	4,066
2.251% due 12/05/2036 ●		32,506	28,638
2.321% due 11/05/2035 ●		2,393	2,172
Telos CLO Ltd. 2.952% due 04/17/2028 ●		20,000	19,971
Thunderbolt Aircraft Lease Ltd. 4.147% due 09/15/2038 þ		20,855	21,160
TICP CLO Ltd.
2.766% due 07/20/2027 ●		2,189	2,188
2.806% due 04/20/2028 ●		20,000	19,970
Toro European CLO 3 DAC 0.650% due 04/15/2030 ●	EUR	300	337
Towd Point Mortgage Trust
2.792% due 05/25/2058 ●		$2,167	2,180
2.792% due 10/25/2059 ●		15,235	15,292
3.000% due 11/25/2058 ~		4,751	4,784
Tralee CLO Ltd.
3.076% due 10/20/2028 ●		2,000	1,991
3.666% due 10/20/2028 ●		3,150	3,115
Trinitas CLO Ltd. 3.330% due 10/25/2028 ●		12,500	12,501
Tropic CDO Ltd.
2.321% due 07/15/2036 ●		11,869	10,816
2.751% due 04/15/2034 ●		557	552
U.S. Capital Funding Ltd. 2.290% due 10/10/2040 ●		887	788
Upstart Securitization Trust
2.897% due 09/20/2029		3,776	3,787
4.997% due 08/20/2025		8,110	8,184
Venture CDO Ltd. 2.881% due 04/15/2027 ●		5,280	5,259
Venture CLO Ltd.
2.714% due 02/28/2026 ●		11,657	11,637
3.103% due 10/22/2031 ●		4,000	4,003
Voya CLO Ltd. 2.660% due 07/25/2026 ●		3,547	3,544
Wells Fargo Home Equity Asset-Backed Securities Trust
2.662% due 03/25/2035 ●		69	70
3.892% due 11/25/2035 ●		5,000	5,037
WhiteHorse Ltd. 2.932% due 04/17/2027 ●		2,692	2,690
Z Capital Credit Partners CLO Ltd. 2.951% due 07/16/2027 ●		5,800	5,779
Zais CLO Ltd. 3.151% due 04/15/2028 ●		4,100	4,101
Total Asset-Backed Securities (Cost $1,853,559)			1,886,264
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (i) 0.0%			1,280
U.S. TREASURY BILLS 0.2%
1.609% due 01/02/2020 - 03/26/2020 (e)(f)(j)(n)		8,395	8,388
Total Short-Term Instruments (Cost $9,668)			9,668
Total Investments in Securities (Cost $11,747,328)			11,884,815
		SHARES
INVESTMENTS IN AFFILIATES 3.1%
SHORT-TERM INSTRUMENTS 3.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.1%
PIMCO Short-Term Floating NAV Portfolio III		17,749,556	175,596

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Total Short-Term Instruments (Cost $175,579)	175,596
Total Investments in Affiliates (Cost $175,579)	175,596
Total Investments 213.7% (Cost $11,922,907)	$12,060,411
Financial Derivative Instruments (k)(m) 0.1%(Cost or Premiums, net $(39,220))	3,189
Other Assets and Liabilities, net (113.8)%	(6,419,869)
Net Assets 100.0%	$5,643,731

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Security is not accruing income as of the date of this report.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Principal amount of security is adjusted for inflation.
(h)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Theatre Hospitals PLC	4.190%	12/15/2024	12/17/2018	$1	$0	0.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$1,280	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(1,306)	$1,280	$1,280
Total Repurchase Agreements						$(1,306)	$1,280	$1,280

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	1.970%	11/13/2019	01/14/2020		$(157,080)	$(157,510)
	1.990	11/13/2019	01/14/2020		(6,553)	(6,571)
	2.010	11/13/2019	01/14/2020		(28,119)	(28,197)
	2.010	11/18/2019	01/17/2020		(6,889)	(6,906)
	2.020	11/13/2019	01/14/2020		(213,953)	(214,553)
	2.020	11/20/2019	01/21/2020		(70,200)	(70,369)
BSN	1.950	11/13/2019	01/13/2020		(518,143)	(519,546)
	1.950	12/19/2019	01/13/2020		(114,458)	(114,545)
	2.100	12/13/2019	01/13/2020		(12,489)	(12,504)
CIB	1.880	12/09/2019	01/06/2020		(72,623)	(72,714)
	1.940	11/13/2019	01/13/2020		(435,625)	(436,799)
CSN	1.920	11/13/2019	02/11/2020		(88,043)	(88,278)
	1.920	12/19/2019	02/11/2020		(21,306)	(21,363)
	1.940	11/20/2019	02/20/2020		(21,824)	(21,875)
FOB	2.200	12/09/2019	01/08/2020		(17,445)	(17,471)
JML	(0.150)	12/17/2019	01/08/2020	EUR	(2,388)	(2,679)
	(0.150)	12/23/2019	01/08/2020		(471)	(528)
NOM	1.960	11/13/2019	01/13/2020		$(220,651)	(221,252)
RCY	1.970	11/12/2019	01/13/2020		(188,262)	(188,787)
	1.980	12/10/2019	02/20/2020		(88,988)	(89,100)
UAG	1.880	11/13/2019	02/11/2020		(31,930)	(32,013)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

WFS	1.950	11/18/2019	01/21/2020	(16,379)	(16,419)
Total Reverse Repurchase Agreements					$(2,339,979)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
GSC	2.220%	12/16/2019	01/06/2020	$(5,051)	$(5,056)
	2.250	12/17/2019	01/13/2020	(1,180)	(1,181)
MSC	1.800	12/31/2019	01/02/2020	(11,550)	(11,551)
TDL	1.550	12/31/2019	01/02/2020	(18,347)	(18,348)
	1.870	11/04/2019	01/06/2020	(7,906)	(7,930)
	2.350	12/12/2019	01/13/2020	(33,593)	(33,639)
UBS	1.830	11/07/2019	02/07/2020	(172,986)	(173,480)
	1.830	11/14/2019	01/03/2020	(75,319)	(75,507)
	1.830	12/03/2019	02/07/2020	(1,516)	(1,519)
	1.830	12/17/2019	01/03/2020	(7,243)	(7,248)
	1.830	12/17/2019	02/07/2020	(101)	(101)
	1.830	12/19/2019	02/07/2020	(3,608)	(3,611)
	1.850	11/13/2019	01/14/2020	(189,689)	(190,177)
	1.850	11/14/2019	01/14/2020	(16,058)	(16,099)
	1.850	11/19/2019	01/14/2020	(85,871)	(86,065)
	1.850	11/20/2019	01/14/2020	(17,526)	(17,565)
	1.850	11/29/2019	01/14/2020	(1,113)	(1,115)
	1.850	12/19/2019	01/14/2020	(16,290)	(16,302)
	1.970	12/06/2019	01/03/2020	(278,829)	(279,241)
	1.970	12/17/2019	01/03/2020	(234)	(235)
	1.970	12/19/2019	01/03/2020	(26,416)	(26,436)
	1.970	12/20/2019	01/17/2020	(8,222)	(8,228)
	1.970	12/23/2019	01/17/2020	(19,910)	(19,921)
	2.650	11/21/2019	01/31/2020	(4,149)	(4,162)
Total Sale-Buyback Transactions					$(1,004,717)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (28.6)%
Freddie Mac, TBA	4.000%	01/01/2050	$4,500	$(4,671)	$(4,683)
Ginnie Mae, TBA	4.000	01/01/2050	17,000	(17,636)	(17,596)
Ginnie Mae, TBA	4.500	02/01/2050	37,000	(38,746)	(38,759)
Uniform Mortgage-Backed Security, TBA	3.500	01/01/2050	171,400	(176,021)	(176,238)
Uniform Mortgage-Backed Security, TBA	3.500	02/01/2050	121,000	(124,294)	(124,387)
Uniform Mortgage-Backed Security, TBA	4.000	01/01/2050	598,800	(621,920)	(622,710)
Uniform Mortgage-Backed Security, TBA	4.000	02/01/2050	602,450	(625,660)	(626,764)
Uniform Mortgage-Backed Security, TBA	5.500	01/01/2050	4,500	(4,858)	(4,846)
Total Short Sales (28.6)%				$(1,613,806)	$(1,615,983)

(j)	Securities with an aggregate market value of $3,401,653 and cash of $425 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(2,992,667) at a weighted average interest rate of 2.299%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Payable for sale-buyback transactions includes $(609) of deferred price drop.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	$141.500	02/21/2020	737	$737	$6	$1
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	143.500	02/21/2020	50	50	1	0
Total Purchased Options					$7	$1

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2020	769	$(189,001)	$(1,759)	$10	$0

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

90-Day Eurodollar March Futures	03/2020	1,488	(365,546)	(3,422)	0	(18)
90-Day Eurodollar March Futures	03/2021	15,400	(3,789,940)	(39,079)	192	0
U.S. Treasury 10-Year Note March Futures	03/2020	1,219	(156,546)	1,349	133	0
Total Futures Contracts				$(42,911)	$335	$(18)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.750%	Semi-Annual	06/20/2020		$145,600	$2,008	$(1,923)	$85	$10	$0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2020		92,700	(148)	(745)	(893)	11	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2021		161,200	(1,582)	(1,455)	(3,037)	41	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021		153,200	278	338	616	59	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		173,500	(2,729)	5	(2,724)	63	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		32,800	800	(1,131)	(331)	26	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		118,400	(900)	(3,873)	(4,773)	97	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		138,250	(5,639)	(2,038)	(7,677)	129	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		31,100	61	291	352	34	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		48,500	(1,727)	(55)	(1,782)	53	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		399,700	(16,069)	(13,829)	(29,898)	720	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/18/2026		54,000	(3,095)	(277)	(3,372)	109	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		23,300	2,108	(1,573)	535	51	0
Receive	3-Month USD-LIBOR	2.050	Semi-Annual	09/07/2027		1,500	75	(107)	(32)	3	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		17,700	208	(351)	(143)	22	(16)
Receive(1)	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		25,300	(75)	743	668	80	0
Receive(1)	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030		11,600	(232)	139	(93)	36	0
Receive(1)	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030		9,300	(9)	(63)	(72)	30	0
Receive(1)	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		1,600	(12)	54	42	18	0
Receive(1)	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050		3,400	(7)	389	382	36	0
Receive(1)	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		8,400	(50)	752	702	90	0
Receive(1)	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		105,770	1,347	10,535	11,882	1,123	0
Receive(1)	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		43,322	76	2,301	2,377	472	0
Receive(1)	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	4,900	90	118	208	26	0
Receive(1)	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		2,000	111	131	242	31	0
Total Swap Agreements							$(25,112)	$(11,624)	$(36,736)	$3,370	$(16)

(l)	Securities with an aggregate market value of $48,099 and cash of $4,162 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	02/2020	EUR	2,429		$2,693	$0	$(39)
BPS	01/2020		3,309		3,693	0	(20)
	01/2020		$8,330	EUR	7,464	46	0
BRC	01/2020		3,649	GBP	2,822	90	0
CBK	01/2020	EUR	1,386		$1,539	0	(16)
HUS	01/2020	GBP	66,786		86,216	0	(2,267)
	01/2020		$1,671	EUR	1,503	16	0
	02/2020	CAD	28,758		$21,689	0	(461)
MYI	01/2020		$1,367	GBP	1,056	32	0
SCX	01/2020	GBP	66,787		$86,025	0	(2,459)
UAG	01/2020	EUR	70,423		77,805	0	(1,223)
Total Forward Foreign Currency Contracts						$184	$(6,485)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.835%	02/05/2020	11,400	$15	$18
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.860	02/05/2020	22,200	132	227
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.400	05/19/2027	236,100	1,334	509

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	08/14/2020	12,000	69	111
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	12/15/2020	417,500	1,141	1,353
FBF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.225	02/12/2020	6,000	53	50
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	12/15/2020	636,800	1,365	2,064
NGF	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	12/15/2020	366,000	878	1,186
							$4,987	$5,518

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	$71.000	02/05/2020	220,000	$8	$0
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	67.500	01/07/2020	939,500	37	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	67.500	02/05/2020	452,700	18	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 02/01/2050	112.000	02/05/2020	55,000	2	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 03/01/2050	112.000	03/05/2020	38,000	1	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 01/01/2050	78.000	01/07/2020	111,700	4	0
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.047	01/07/2020	57,500	265	17
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 03/01/2050	110.000	03/05/2020	30,000	1	1
JPM	Put - OTC Ginnie Mae, TBA 3.000% due 10/01/2050	72.000	01/07/2020	31,000	1	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2050	70.000	01/07/2020	71,000	3	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2050	70.000	02/05/2020	200,000	8	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.043	01/07/2020	59,000	240	18
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	71.000	02/05/2020	325,000	13	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2050	76.000	01/07/2020	165,000	6	0
SAL	Put - OTC Ginnie Mae, TBA 3.000% due 10/01/2050	65.000	01/14/2020	119,000	5	0
	Put - OTC Ginnie Mae, TBA 3.500% due 10/01/2050	65.000	01/14/2020	134,000	5	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2035	65.000	01/09/2020	43,000	2	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2050	65.000	01/07/2020	658,000	26	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	65.000	01/07/2020	191,800	7	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 01/01/2050	135.000	01/07/2020	72,000	3	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2035	65.000	01/09/2020	20,000	1	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2050	65.000	01/07/2020	650	0	0
					$656	$36
Total Purchased Options					$5,643	$5,554

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	08/14/2020	12,000	$(35)	$(53)
FBF	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.250	01/02/2020	63,500	(524)	0
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.250	01/21/2020	65,500	(602)	0
							$(1,161)	$(53)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	$100.047	01/07/2020	57,500	$(103)	$(1)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	100.531	01/07/2020	47,600	(115)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	100.547	01/07/2020	57,500	(162)	(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	100.688	01/07/2020	71,500	(156)	(8)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.453	01/07/2020	47,500	(143)	(36)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.703	01/07/2020	36,500	(117)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.969	01/07/2020	47,500	(72)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	102.688	01/07/2020	71,500	(112)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	101.781	02/05/2020	23,500	(37)	(7)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	101.789	02/05/2020	22,300	(42)	(6)
JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2050	99.859	01/07/2020	29,500	(101)	(15)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2050	99.715	02/05/2020	20,000	(25)	(69)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2050	99.770	02/05/2020	22,000	(29)	(72)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2050	100.297	02/05/2020	48,500	(95)	(88)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	99.703	01/07/2020	61,500	(120)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	99.859	01/07/2020	48,500	(78)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	99.969	01/07/2020	48,400	(162)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	100.168	01/07/2020	59,000	(83)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	100.305	01/07/2020	74,000	(92)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	100.605	01/07/2020	59,000	(157)	(5)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.859	01/07/2020	48,500	(61)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.875	01/07/2020	99,000	(153)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	99.813	02/05/2020	23,000	(60)	(10)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	101.766	02/05/2020	34,500	(55)	(12)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	101.773	02/05/2020	25,400	(45)	(8)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 02/01/2050	102.660	02/05/2020	21,500	(42)	(107)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 02/01/2050	103.977	02/05/2020	40,000	(30)	(101)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2050	99.578	01/07/2020	50,500	(162)	(51)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2050	99.594	01/07/2020	39,000	(125)	(38)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2050	100.000	02/05/2020	73,500	(149)	(188)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	100.672	01/07/2020	60,000	(150)	(6)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.203	01/07/2020	47,000	(184)	(21)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.469	01/07/2020	25,000	(78)	(17)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.512	01/07/2020	48,000	(139)	(22)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.531	01/07/2020	48,500	(142)	(18)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.531	01/07/2020	48,500	(142)	(70)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.672	01/07/2020	60,000	(117)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	99.797	02/05/2020	20,500	(30)	(9)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	99.813	02/05/2020	53,500	(110)	(24)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	99.844	02/05/2020	34,000	(97)	(16)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	100.063	02/05/2020	47,500	(69)	(27)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	100.141	02/05/2020	29,500	(48)	(18)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	100.688	02/05/2020	47,500	(137)	(47)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 02/01/2050	103.969	02/05/2020	40,000	(30)	(103)
				$(4,356)	$(1,235)
Total Written Options				$(5,517)	$(1,288)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

								Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AA.6-1 Index	0.320%	Monthly	07/25/2045	$3,969	$(1,369)	$1,152	$0	$(217)
	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	7,765	(1,703)	1,335	0	(368)
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	492	(112)	89	0	(23)
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	25,000	(1,384)	1,711	327	0
DUB	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	16,700	(392)	576	184	0
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	1,600	(18)	30	12	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	2,000	(108)	134	26	0
FBF	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	2,300	(16)	18	2	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	40,489	(895)	1,242	347	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	12,543	(382)	530	148	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	6,350	(139)	209	70	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	1,409	8	4	12	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	796	(38)	47	9	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	6,300	(328)	410	82	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	300	(13)	17	4	0
JPS	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	2,000	(108)	134	26	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	21,000	(734)	965	231	0
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	29,600	(368)	589	221	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	49,775	(1,881)	2,468	587	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	15,000	(1,431)	1,627	196	0
SAL	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	4,915	(963)	730	0	(233)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	22,300	(582)	827	245	0
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	172,000	(1,424)	2,707	1,283	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	8,500	(11)	18	7	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	1,033	9	0	9	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	7,367	91	(4)	87	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	50,600	50	634	684	0
						$(14,241)	$18,199	$4,799	$(841)

INTEREST RATE SWAPS

									Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPS	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.935%	Quarterly	03/06/2020	$145,000	$0	$(206)	$0	$(206)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.865	Quarterly	03/18/2020	1,300,000	0	(1,509)	0	(1,509)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.860	Quarterly	03/19/2020	330,000	0	(368)	0	(368)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.865	Quarterly	03/20/2020	285,000	0	(333)	0	(333)
							$0	$(2,416)	$0	$(2,416)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	IOS.FN.650.67 Index	1,059,574	1.736 (1-Month USD-LIBOR)	Monthly	01/12/2038	$6,887	$0	$(22)	$0	$(22)
	Pay	IOS.FN.550.08 Index	307,542	1.736 (1-Month USD-LIBOR)	Monthly	01/12/2039	1,692	0	7	7	0
	Pay	IOS.FN.600.08 Index	198,885	1.736 (1-Month USD-LIBOR)	Monthly	01/12/2039	1,193	0	6	6	0
SAL	Pay	IOS.FN.550.08 Index	447,896	1.736 (1-Month USD-LIBOR)	Monthly	01/12/2039	2,463	0	10	10	0
	Pay	IOS.FN.600.08 Index	309,463	1.736 (1-Month USD-LIBOR)	Monthly	01/12/2039	1,857	0	9	9	0
								$0	$10	$32	$(22)

Total Swap Agreements								$(14,241)	$15,793	$4,831	$(3,279)

(n)	Securities with an aggregate market value of $8,057 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,842	$0	$1,842
Corporate Bonds & Notes
Banking & Finance	0	33,443	0	33,443
Industrials	0	4,874	0	4,874
U.S. Government Agencies	0	7,281,928	9,832	7,291,760
U.S. Treasury Obligations	0	1,154,127	0	1,154,127
Non-Agency Mortgage-Backed Securities	0	1,432,227	70,610	1,502,837
Asset-Backed Securities	0	1,873,676	12,588	1,886,264
Short-Term Instruments
Repurchase Agreements	0	1,280	0	1,280
U.S. Treasury Bills	0	8,388	0	8,388
	$0	$11,791,785	$93,030	$11,884,815
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$175,596	$0	$0	$175,596
Total Investments	$175,596	$11,791,785	$93,030	$12,060,411
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,615,983)	$0	$(1,615,983)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	335	3,371	0	3,706
Over the counter	0	10,569	0	10,569
	$335	$13,940	$0	$14,275
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(18)	(16)	0	(34)
Over the counter	0	(11,052)	0	(11,052)
	$(18)	$(11,068)	$0	$(11,086)
Total Financial Derivative Instruments	$317	$2,872	$0	$3,189
Totals	$175,913	$10,178,674	$93,030	$10,447,617

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2019 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2019:
Category and Subcategory	Beginning Balance at 03/31/2019	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2019 (1)
Investments in Securities, at Value
U.S. Government Agencies	$0	$9,871	$0	$0	$0	$(39)	$0	$0	$9,832	$(39)
Non-Agency Mortgage-Backed Securities	126,622	2,566	(9,803)	148	325	1,725	0	(50,973)	70,610	2,018
Asset-Backed Securities	33,905	0	(7,113)	0	0	2,365	0	(16,569)	12,588	2,200
Totals	$160,527	$12,437	$(16,916)	$148	$325	$4,051	$0	$(67,542)	$93,030	$4,179

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

				(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 12/31/2019	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
U.S. Government Agencies	$9,832	Proxy Pricing	Based Price	89.469 - 102.062	99.959
Non-Agency Mortgage-Backed Securities	70,610	Proxy Pricing	Based Price	100.625 - 108.250	106.053
Asset-Backed Securities	12,588	Other Valuation Techniques(2)	-	-	-
Total	$93,030

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Mortgage-Backed Securities Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 145.6% ¤
CORPORATE BONDS & NOTES 0.7%
BANKING & FINANCE 0.2%
Preferred Term Securities Ltd. 2.788% (US0003M + 0.860%) due 07/03/2033 ~	$408	$392
INDUSTRIALS 0.5%
Norwegian Air Shuttle ASA Pass-Through Trust 4.875% due 11/10/2029	858	836
Total Corporate Bonds & Notes (Cost $1,174)		1,228
U.S. GOVERNMENT AGENCIES 123.9%
Fannie Mae
0.000% due 07/25/2022 (b)(c)	3	3
0.200% due 02/25/2043 ●(a)	265	2
1.768% due 12/25/2036 ●	797	789
1.912% due 03/25/2034 ●	150	149
1.942% due 08/25/2034 ●	10	10
1.948% due 06/25/2033 ●	16	15
1.968% due 06/25/2032 ●	84	81
1.973% due 10/25/2046 ~(a)	40	2
1.982% due 11/25/2032 ●	31	30
1.987% due 01/25/2022 ~(a)	2,465	48
2.049% due 07/25/2052 ~(a)	146	8
2.092% due 12/25/2048 ●	826	821
2.125% due 07/25/2044 ~(a)	163	9
2.139% due 07/25/2044 ~(a)	125	7
2.145% due 04/18/2028 ●	1	1
2.239% due 04/25/2055 ~(a)	237	12
2.242% due 05/25/2023 - 07/25/2036 ●	490	490
2.242% due 01/25/2045 ~(a)	115	5
2.258% due 03/25/2045 ~(a)	132	7
2.285% due 08/25/2055 ~(a)	153	9
2.292% due 03/25/2032 ●	145	147
2.297% due 08/25/2054 ~(a)	203	13
2.442% due 02/25/2024 ●	50	50
2.452% due 04/25/2037 ●	612	604
2.454% due 07/25/2045 ~(a)	517	33
2.458% due 09/25/2045 ~(a)	129	8
2.480% due 08/25/2044 ~(a)	103	6
2.500% due 07/01/2046 - 12/01/2046	594	584
2.792% due 04/25/2023 - 04/25/2032 ●	67	68
2.944% due 07/25/2039	764	768
3.000% due 07/25/2045 - 02/01/2057	1,814	1,825
3.000% due 04/25/2046 (a)	530	56
3.000% due 05/01/2049 (e)	5,055	5,083
3.312% due 06/25/2043 ●	967	926
3.463% due 04/25/2043 - 06/25/2043 ●	1,300	1,308
3.469% due 11/01/2034 ●	7	7
3.500% due 03/25/2044 - 08/25/2044	1,852	1,968
3.500% due 04/25/2046 (a)	395	31
3.527% due 08/01/2042 - 10/01/2044 ●	553	557
3.529% due 11/01/2048 ●	1,599	1,639
3.545% due 10/01/2035 ●	23	24
3.554% due 05/01/2035 ●	95	98
3.570% due 12/01/2034 - 05/01/2035 ●	14	14
3.575% due 02/01/2026	500	530
3.613% due 03/25/2043 ●	282	282
3.640% due 03/01/2032 ●	9	9
3.675% due 09/01/2034 ●	102	106
3.759% due 01/01/2035 ●	81	84
3.800% due 02/01/2036 ●	254	253
3.808% due 06/25/2044 ●(a)	840	113
3.818% due 07/25/2043	1,261	1,235
3.820% due 01/01/2029	500	549
3.836% due 10/01/2035 ●	6	6
3.837% due 08/01/2027 ●	51	52
3.885% due 12/01/2034 ●	133	137
3.905% due 11/01/2035 ●	25	26
3.940% due 03/01/2035 ●	3	3
3.944% due 10/01/2028 ●	6	6
3.956% due 02/01/2035 ●	13	13

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2019 (Unaudited)

3.987% due 09/01/2035 ●	13	14
4.000% due 06/01/2033 - 11/25/2045	1,543	1,671
4.003% due 01/01/2035 ●	19	20
4.004% due 01/01/2035 ●	15	15
4.018% due 01/01/2035 ●	27	28
4.208% due 11/25/2049 ●(a)	169	37
4.234% due 05/25/2035 ~	72	76
4.259% due 11/01/2035 ●	25	25
4.392% due 02/01/2035 ●	37	39
4.395% due 07/01/2035 ●	33	35
4.402% due 05/01/2038 ●	503	527
4.416% due 04/01/2035 ●	39	41
4.441% due 03/01/2035 ●	8	8
4.450% due 01/01/2035 ●	16	17
4.482% due 10/01/2037 ●	709	748
4.500% due 09/01/2033 - 08/25/2043	1,417	1,591
4.505% due 10/01/2032 ●	113	113
4.545% due 12/01/2034 ●	4	4
4.548% due 09/01/2041 ●	183	192
4.567% due 03/01/2035 ●	10	10
4.622% due 07/01/2035 - 01/01/2036 ●	189	200
4.631% due 05/01/2035 ●	47	49
4.667% due 02/01/2035 ●	21	22
4.678% due 02/01/2035 ●	12	12
4.682% due 07/01/2035 ●	49	53
4.712% due 04/01/2033 ●	30	32
4.729% due 02/01/2035 ●	22	23
4.757% due 06/01/2030 ●	6	6
4.793% due 11/25/2035 ●(a)	1,169	178
4.805% due 02/01/2035 - 05/01/2035 ●	76	80
4.915% due 02/01/2042 ●	87	91
5.387% due 10/25/2045 ●	203	234
6.500% due 09/25/2023 - 01/25/2032	54	60
6.500% due 04/25/2038 (a)	26	6
7.000% due 09/25/2023	5	5
7.750% due 08/25/2022	5	5
Freddie Mac
0.000% due 08/15/2056 - 10/15/2058 (b)(c)	1,803	1,457
0.760% due 01/25/2023 ~(a)	21,113	402
0.979% due 11/25/2022 ~(a)	9,655	224
1.149% due 04/25/2021 ~(a)	5,885	69
1.654% due 11/15/2040 ●	342	321
1.831% due 10/15/2037 ~(a)	40	1
1.990% due 05/15/2035 ●	35	35
2.027% due 11/25/2021 ●	68	68
2.047% due 09/25/2021 ●	23	23
2.107% due 10/15/2037 ~(a)	17	1
2.131% due 10/15/2037 - 04/15/2038 ●	870	866
2.190% due 12/15/2031 ●	56	56
2.222% due 05/15/2037 ~(a)	39	2
2.240% due 09/15/2030 - 06/15/2042 ●	519	522
2.317% due 10/15/2041 ~(a)	85	5
2.334% due 11/15/2038 ~(a)	114	7
2.373% due 08/15/2041 ~(a)	37	2
2.485% due 03/15/2037 ~(a)	40	3
2.500% due 12/01/2032 - 09/01/2046	2,668	2,677
2.529% due 02/15/2038 ~(a)	86	6
2.547% due 06/15/2038 ~(a)	75	6
2.561% due 11/15/2036 ~(a)	103	7
2.622% due 08/15/2036 ~(a)	84	6
2.665% due 02/15/2021 ●	8	8
3.000% due 06/01/2027 - 08/01/2046	5,674	5,762
3.378% due 02/25/2045 ●	154	156
3.500% due 12/15/2022 - 12/01/2048	1,510	1,613
3.500% due 01/15/2043 - 08/15/2045 (a)	1,005	135
3.813% due 11/01/2028 ●	1	1
3.989% due 11/01/2036 ●	121	127
4.000% due 03/15/2042 - 05/15/2048	4,697	5,085
4.000% due 09/15/2045 - 04/15/2046 (a)	1,955	322
4.030% due 11/01/2031 ●	17	17
4.170% due 08/01/2025 ●	1	1
4.257% due 01/01/2034 ●	11	11
4.280% due 09/01/2034 ●	261	277
4.460% due 01/15/2043 ●(a)	1,809	301
4.471% due 09/01/2035 ●	95	99
4.500% due 04/01/2039 - 04/01/2044	619	677
4.501% due 08/01/2036 - 10/01/2039 ●	495	520
4.625% due 02/01/2035 ●	2	2
4.730% due 02/01/2028 ●	16	16
4.738% due 01/01/2035 ●	15	16
4.744% due 05/01/2032 ●	14	15
4.750% due 03/01/2035 ●	9	9
4.781% due 04/01/2035 ●	31	33
4.784% due 04/01/2035 ●	20	21
4.886% due 06/01/2035 ●	22	24
4.951% due 02/01/2035 ●	11	11

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2019 (Unaudited)

5.000% due 09/01/2033 - 03/01/2049	3,348	3,685
5.000% due 02/01/2035 ●	4	4
5.013% due 03/01/2035 ●	5	5
5.500% due 04/01/2027 - 09/01/2039	1,640	1,849
5.500% due 10/15/2035 (a)	175	37
6.000% due 02/01/2024 - 05/01/2040	1,120	1,269
6.500% due 12/15/2023 - 03/15/2029	233	271
7.000% due 05/15/2037	451	578
7.757% due 05/15/2035 ●	137	159
8.000% due 06/15/2026	3	3
9.235% due 05/15/2041 ●	199	253
Ginnie Mae
1.368% due 12/20/2045 ~(a)	219	6
1.491% due 09/20/2045 ~(a)	258	10
1.600% due 11/20/2045 ~(a)	232	7
1.730% due 06/20/2043 ~(a)	173	6
1.744% due 06/20/2042 ~(a)	224	7
1.794% due 06/20/2042 ~(a)	205	7
1.990% due 08/16/2032 ●	45	45
2.000% due 03/20/2043	73	70
2.124% due 02/20/2068 ●	78	77
2.204% due 05/20/2065 ●	50	50
2.254% due 03/20/2061 ●	44	44
2.414% due 01/20/2065 ●	66	66
2.494% due 09/20/2063 ●	832	835
2.524% due 09/20/2065 ●	847	851
2.774% due 04/20/2063 - 08/20/2063 ●	2,853	2,884
3.000% due 05/20/2039 (a)	213	9
3.000% due 02/15/2043 - 09/20/2047	2,696	2,777
3.074% due 09/20/2063 ●	705	715
3.250% (H15T1Y + 1.500%) due 07/20/2022 - 08/20/2026 ~	6	7
3.500% due 02/15/2042 - 12/20/2049	9,101	9,515
3.500% due 08/20/2042 (a)	413	60
3.500% due 03/20/2047 - 03/20/2048 (e)	2,757	2,882
4.000% due 03/15/2045 - 09/20/2049	5,315	5,624
4.000% due 06/20/2045 (a)	1,008	134
4.000% due 06/20/2049 - 10/20/2049 (e)	8,606	8,958
4.070% due 01/15/2050	1,226	1,236
4.125% (H15T1Y + 1.500%) due 12/20/2021 ~	1	1
4.315% due 11/20/2045 ●(a)	913	171
4.500% due 01/15/2035 - 05/20/2049	2,640	2,841
5.000% due 11/20/2034 - 12/20/2048	2,576	2,805
5.000% due 08/20/2045 ●	85	91
5.347% due 09/20/2045 ●	138	157
5.500% due 09/15/2033 - 12/15/2039	229	260
6.000% due 05/20/2042	69	79
6.500% due 07/15/2024 - 08/15/2038	331	368
Ginnie Mae, TBA
3.000% due 01/01/2050 - 02/01/2050	12,950	13,285
3.500% due 01/01/2050	12,650	13,045
4.000% due 01/01/2050	2,850	2,970
4.500% due 02/01/2050	650	681
5.000% due 01/01/2050	1,500	1,581
Uniform Mortgage-Backed Security
2.000% due 01/01/2028 - 09/01/2029	458	455
2.500% due 06/01/2028 - 10/01/2049	1,268	1,273
3.000% due 06/01/2029 - 12/01/2049	6,549	6,697
3.500% due 05/01/2034 - 03/01/2048	5,720	5,989
3.500% due 02/01/2046 (e)	3,005	3,199
4.000% due 07/01/2033 - 10/01/2049	20,787	22,154
4.000% due 07/01/2038 (e)	1,155	1,214
4.500% due 07/01/2039 - 04/01/2049	3,802	4,107
4.500% due 07/01/2048 (e)	834	881
5.000% due 06/01/2021 - 05/01/2049	2,333	2,490
5.500% due 08/01/2024 - 12/01/2048	891	982
6.000% due 03/01/2022 - 11/01/2040	1,198	1,340
6.500% due 11/01/2028 - 11/01/2037	649	735
7.500% due 09/01/2034	1	1
Uniform Mortgage-Backed Security, TBA
2.500% due 02/01/2035 - 02/01/2050	3,150	3,114
3.000% due 02/01/2035 - 02/01/2050	5,645	5,770
3.500% due 01/01/2050	3,100	3,188
4.000% due 01/01/2035	600	626
4.500% due 01/01/2035 - 02/01/2050	18,900	19,887
5.000% due 01/01/2050	4,700	5,026
Total U.S. Government Agencies (Cost $219,441)		222,469
NON-AGENCY MORTGAGE-BACKED SECURITIES 9.3%
BAMLL Commercial Mortgage Securities Trust 2.940% due 03/15/2034 ●	1,000	1,004
Banc of America Funding Trust
2.345% due 05/20/2035 ^●	39	35
4.321% due 01/20/2047 ^~	238	232
Banc of America Mortgage Trust 4.973% due 07/20/2032 ~	6	7

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2019 (Unaudited)

Chevy Chase Funding LLC Mortgage-Backed Certificates 2.072% due 01/25/2035 ●	20	20
Citigroup Commercial Mortgage Trust 4.149% due 01/10/2036	1,000	1,062
Citigroup Mortgage Loan Trust 2.592% due 08/25/2035 ^●	443	416
Countrywide Alternative Loan Trust
1.965% due 07/20/2046 ^●	68	50
2.002% due 05/25/2035 ●	334	321
2.042% due 09/25/2046 ^●	414	309
2.042% due 10/25/2046 ^●	71	51
2.045% due 09/20/2046 ●	318	204
2.132% due 10/25/2046 ^●	343	211
Countrywide Home Loan Mortgage Pass-Through Trust
2.092% due 04/25/2046 ^●	8	0
2.132% due 03/25/2036 ●	36	15
2.142% due 02/25/2036 ^●	10	3
2.372% due 04/25/2035 ●	107	102
2.712% due 09/25/2034 ●	118	85
2.912% due 04/25/2035 ~	443	409
3.936% due 06/19/2031 ~	30	30
Credit Suisse First Boston Mortgage Securities Corp. 4.307% due 09/25/2034 ~	6	5
Credit Suisse Mortgage Capital Certificates 3.830% due 08/26/2058	741	747
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 2.032% due 06/25/2037 ●	79	79
GreenPoint Mortgage Funding Trust
1.992% due 10/25/2046 ^●	253	225
1.992% due 12/25/2046 ^●	308	297
2.062% due 04/25/2036 ^●	14	47
2.112% due 09/25/2046 ^●	351	279
2.132% due 10/25/2046 ^●	338	271
GSR Mortgage Loan Trust 2.052% due 08/25/2046 ●	240	126
HarborView Mortgage Loan Trust
1.969% due 12/19/2036 ●	775	692
1.975% due 07/21/2036 ●	50	43
2.004% due 03/19/2036 ^●	34	33
HomeBanc Mortgage Trust 1.972% due 12/25/2036 ●	70	70
IndyMac Mortgage Loan Trust
1.992% due 06/25/2046 ●	97	87
1.992% due 11/25/2046 ●	203	194
JPMorgan Mortgage Trust 2.692% due 11/25/2049 ●	1,081	1,081
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	681	708
4.250% due 09/29/2046 «	1,194	1,293
La Hipotecaria Panamanian Mortgage Trust 3.508% due 11/24/2042 «●	773	800
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ	388	388
Lehman XS Trust 2.112% due 11/25/2046 ^●	344	300
MASTR Adjustable Rate Mortgages Trust
2.392% due 05/25/2047 ^●	275	406
2.472% due 05/25/2047 ^●	282	311
MASTR Alternative Loan Trust 2.192% due 03/25/2036 ^●	971	149
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 2.440% due 11/15/2031 ●	47	47
Motel 6 Trust 2.660% due 08/15/2034 ●	685	686
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	1,754	1,756
Residential Accredit Loans, Inc. Trust
1.992% due 12/25/2046 ^●	183	168
2.022% due 05/25/2037 ^●	27	20
2.062% due 05/25/2046 ^●	120	108
3.977% due 08/25/2035 ^~	179	103
Sequoia Mortgage Trust
2.114% due 10/19/2026 ●	32	31
2.525% due 10/20/2027 ●	5	5
Structured Asset Mortgage Investments Trust 2.424% due 09/19/2032 ●	16	16
Thornburg Mortgage Securities Trust 4.130% due 10/25/2046 ●	115	116
UBS-Barclays Commercial Mortgage Trust 1.119% due 04/10/2046 ~(a)	3,022	90
WaMu Mortgage Pass-Through Certificates Trust
2.292% due 07/25/2044 ●	89	89
2.492% due 12/25/2045 ●	298	226
Washington Mutual Mortgage Pass-Through Certificates Trust
2.042% due 07/25/2046 ^●	1	1

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2019 (Unaudited)

2.959% due 12/25/2046 ●	173	155
Total Non-Agency Mortgage-Backed Securities (Cost $15,760)		16,814
ASSET-BACKED SECURITIES 10.4%
ACE Securities Corp. Home Equity Loan Trust 1.932% due 07/25/2036 ●	1,567	1,244
Aegis Asset-Backed Securities Trust 2.492% due 03/25/2035 ●	300	292
Amortizing Residential Collateral Trust 2.492% due 10/25/2031 ●	9	9
AMRESCO Residential Securities Corp. Mortgage Loan Trust
2.287% due 06/25/2028 ●	6	6
2.422% due 09/25/2028 ●	85	86
Bayview Koitere Fund Trust 3.967% due 07/28/2033 þ	94	94
Bayview Opportunity Master Fund Trust 4.090% due 02/28/2034 þ	255	255
Benefit Street Partners CLO Ltd. 3.216% due 01/20/2029 ●	800	801
Centex Home Equity Loan Trust 2.092% due 01/25/2032 ●	11	11
CIT Group Home Equity Loan Trust 2.332% due 06/25/2033 ●	35	35
Citigroup Mortgage Loan Trust 1.952% due 12/25/2036 ●	828	576
Conseco Finance Home Equity Loan Trust 3.240% due 05/15/2032 ●	141	141
Countrywide Asset-Backed Certificates
1.932% due 04/25/2047 ●	182	178
2.042% due 02/25/2036 ●	680	643
Crown Point CLO Ltd. 2.942% due 07/17/2028 ●	3,000	2,986
EMC Mortgage Loan Trust 3.292% due 08/25/2040 ●	54	54
Figueroa CLO Ltd. 2.901% due 01/15/2027 ●	1,487	1,487
GSAA Home Equity Trust 2.092% due 03/25/2037 ●	247	148
GSAMP Trust 1.922% due 12/25/2046 ●	543	350
Home Equity Asset Trust 2.392% due 11/25/2032 ●	3	2
HSI Asset Securitization Corp. Trust 1.932% due 01/25/2037 ●	421	336
Jamestown CLO Ltd. 3.222% due 01/17/2027 ●	1,503	1,503
Legacy Mortgage Asset Trust
3.438% due 05/25/2059 þ	301	303
3.750% due 04/25/2059 þ	782	791
Morgan Stanley ABS Capital, Inc. Trust 1.922% due 01/25/2037 ●	1,118	583
Morgan Stanley Mortgage Loan Trust 2.152% due 04/25/2037 ●	659	306
Mountain Hawk CLO Ltd. 2.786% due 07/20/2024 ●	13	14
Option One Mortgage Loan Trust 1.932% due 01/25/2037 ●	806	599
Residential Asset Securities Corp. Trust 2.042% due 11/25/2036 ^●	736	706
Saxon Asset Securities Trust 3.542% due 12/25/2037 ●	222	210
Securitized Asset-Backed Receivables LLC Trust 2.222% due 01/25/2035 ●	492	468
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036	845	848
Staniford Street CLO Ltd. 3.074% due 06/15/2025 ●	30	30
Structured Asset Investment Loan Trust 2.102% due 01/25/2036 ●	1,254	1,202
United National Home Loan Owner Trust 7.410% due 03/25/2025 ^þ	27	26
Utah State Board of Regents 2.542% due 01/25/2057 ●	1,045	1,037

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2019 (Unaudited)

Vericrest Opportunity Loan Transferee LLC 3.125% due 09/25/2047 þ	414	416
Total Asset-Backed Securities (Cost $18,018)		18,776
SHORT-TERM INSTRUMENTS 1.3%
REPURCHASE AGREEMENTS (d) 1.3%		2,258
Total Short-Term Instruments (Cost $2,258)		2,258
Total Investments in Securities (Cost $256,651)		261,545
	SHARES
INVESTMENTS IN AFFILIATES 1.1%
SHORT-TERM INSTRUMENTS 1.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.1%
PIMCO Short-Term Floating NAV Portfolio III	195,212	1,931
Total Short-Term Instruments (Cost $1,931)		1,931
Total Investments in Affiliates (Cost $1,931)		1,931
Total Investments 146.7% (Cost $258,582)		$263,476
Financial Derivative Instruments (f)(g) 0.0%(Cost or Premiums, net $(583))		54
Other Assets and Liabilities, net (46.7)%		(83,965)
Net Assets 100.0%		$179,565

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Principal only security.
(c)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$2,258	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(2,305)	$2,258	$2,258
Total Repurchase Agreements						$(2,305)	$2,258	$2,258

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	1.970%	11/13/2019	01/14/2020	$(7,575)	$(7,596)
	1.970	12/19/2019	01/14/2020	(6,076)	(6,087)
JPS	2.150	12/16/2019	01/15/2020	(3,377)	(3,380)
Total Reverse Repurchase Agreements					$(17,063)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (21.0)%
Ginnie Mae, TBA	4.500%	01/01/2050	$2,000	$(2,130)	$(2,126)
Ginnie Mae, TBA	5.000	01/01/2050	800	(857)	(855)
Uniform Mortgage-Backed Security, TBA	2.500	01/01/2050	3,000	(2,961)	(2,965)
Uniform Mortgage-Backed Security, TBA	3.000	02/01/2050	1,000	(1,014)	(1,013)
Uniform Mortgage-Backed Security, TBA	3.500	01/01/2035	16,500	(17,090)	(17,102)
Uniform Mortgage-Backed Security, TBA	4.000	02/01/2050	8,850	(9,190)	(9,207)
Uniform Mortgage-Backed Security, TBA	5.500	01/01/2050	4,100	(4,427)	(4,415)
Total Short Sales (21.0)%				$(37,669)	$(37,683)

(e)	Securities with an aggregate market value of $17,496 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(18,514) at a weighted average interest rate of 2.463%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2019 (Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2020	50	$5,930	$(30)	$0	$(1)
U.S. Treasury 10-Year Ultra March Futures	03/2020	24	3,377	(51)	0	(4)
				$(81)	$0	$(5)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2020	29	$(3,724)	$31	$3	$0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2020	8	(1,453)	42	9	0
				$73	$12	$0
Total Futures Contracts				$(8)	$12	$(5)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.250%	Semi-Annual	08/07/2021	$3,000	$3	$41	$44	$0	$0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	08/07/2021	3,000	(6)	(53)	(59)	0	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023	13,200	495	(630)	(135)	11	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023	2,500	30	(131)	(101)	2	0
Receive	3-Month USD-LIBOR	2.200	Semi-Annual	02/03/2026	12,000	46	(413)	(367)	17	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026	6,600	(263)	(231)	(494)	12	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/18/2026	1,600	(92)	(8)	(100)	3	0
Pay	3-Month USD-LIBOR	2.894	Semi-Annual	06/04/2028	600	0	50	50	0	(2)
Pay	3-Month USD-LIBOR	2.900	Semi-Annual	06/29/2028	1,200	0	100	100	0	(3)
Pay	3-Month USD-LIBOR	2.916	Semi-Annual	07/02/2028	300	0	28	28	0	(1)
Pay	3-Month USD-LIBOR	2.915	Semi-Annual	07/09/2028	1,000	0	94	94	0	(3)
Pay	3-Month USD-LIBOR	2.920	Semi-Annual	07/16/2028	600	0	57	57	0	(2)
Pay	3-Month USD-LIBOR	3.228	Semi-Annual	10/25/2028	600	0	69	69	0	(2)
Pay	3-Month USD-LIBOR	3.177	Semi-Annual	11/01/2028	600	0	66	66	0	(2)
Pay	3-Month USD-LIBOR	3.270	Semi-Annual	11/08/2028	6,300	0	745	745	0	(18)
Pay	3-Month USD-LIBOR	3.142	Semi-Annual	11/20/2028	600	0	65	65	0	(2)
Pay	3-Month USD-LIBOR	3.113	Semi-Annual	11/21/2028	1,200	0	126	126	0	(3)
Pay	3-Month USD-LIBOR	3.100	Semi-Annual	12/17/2028	100	0	10	10	0	0
Pay	3-Month USD-LIBOR	3.120	Semi-Annual	12/17/2028	200	0	21	21	0	(1)
Pay	3-Month USD-LIBOR	2.697	Semi-Annual	01/04/2029	600	0	47	47	0	(2)
Receive	3-Month USD-LIBOR	1.727	Semi-Annual	11/08/2029	5,100	25	59	84	15	0
Pay	3-Month USD-LIBOR	1.796	Semi-Annual	11/08/2029	5,100	0	(52)	(52)	0	(15)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029	1,100	(4)	(5)	(9)	4	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029	400	(13)	(2)	(15)	0	(1)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/18/2029	7,100	(559)	9	(550)	23	0
Receive(1)	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030	2,900	(34)	77	43	9	0
Receive(1)	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030	1,600	(28)	15	(13)	5	0
Receive(1)	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030	800	(1)	(5)	(6)	3	0
Pay(1)	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	2,500	(152)	(3)	(155)	0	(3)
Receive(1)	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050	100	(1)	4	3	1	0
Receive(1)	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050	100	(1)	12	11	1	0
Receive(1)	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050	100	0	8	8	1	0
Receive(1)	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050	1,600	17	163	180	17	0
Receive(1)	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050	500	1	26	27	6	0
Total Swap Agreements						$(537)	$359	$(178)	$130	$(60)
Cash of $1,719 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.

(1)	This instrument has a forward starting effective date.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2019 (Unaudited)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.835%	02/05/2020	100	$0	$0
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.860	02/05/2020	800	5	8
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	12/15/2020	1,000	2	3
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	12/15/2020	5,000	12	16
							$19	$27

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	$101.047	01/07/2020	1,000	$5	$1
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.043	01/07/2020	1,000	4	0
					$9	$1
Total Purchased Options					$28	$28

WRITTEN OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	$100.047	01/07/2020	1,000	$(2)	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	100.531	01/07/2020	800	(2)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	100.547	01/07/2020	1,000	(3)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	100.688	01/07/2020	1,500	(3)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.453	01/07/2020	1,000	(3)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.969	01/07/2020	1,000	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	102.688	01/07/2020	1,500	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	101.781	02/05/2020	500	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	101.789	02/05/2020	500	(1)	0
JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2050	99.859	01/07/2020	500	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2050	99.715	02/05/2020	500	(1)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2050	99.770	02/05/2020	500	(1)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2050	100.297	02/05/2020	1,000	(2)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	99.703	01/07/2020	1,000	(2)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	99.859	01/07/2020	1,000	(2)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	99.969	01/07/2020	800	(3)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	100.168	01/07/2020	1,000	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	100.305	01/07/2020	1,500	(2)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	100.605	01/07/2020	1,000	(3)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.859	01/07/2020	1,000	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.875	01/07/2020	2,000	(3)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	99.813	02/05/2020	500	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	101.766	02/05/2020	500	(1)	0

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2019 (Unaudited)

	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	101.773	02/05/2020	500	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 02/01/2050	102.660	02/05/2020	500	(1)	(3)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2050	99.578	01/07/2020	1,000	(3)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2050	99.594	01/07/2020	500	(2)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	100.672	01/07/2020	1,000	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.469	01/07/2020	500	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.512	01/07/2020	1,000	(3)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.531	01/07/2020	1,000	(3)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.531	01/07/2020	1,000	(3)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	101.672	01/07/2020	1,000	(2)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	99.813	02/05/2020	1,000	(2)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	99.844	02/05/2020	500	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	100.063	02/05/2020	1,000	(1)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	100.141	02/05/2020	500	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	100.688	02/05/2020	1,000	(3)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2050	100.703	02/05/2020	600	(2)	(1)
Total Written Options					$(74)	$(17)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

									Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPS	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.865%	Quarterly	03/18/2020	$20,000	$0	$(23)	$0	$(23)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.860	Quarterly	03/19/2020	5,000	0	(6)	0	(6)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.865	Quarterly	03/20/2020	5,000	0	(6)	0	(6)
							$0	$(35)	$0	$(35)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	Pay	IOS.FN.650.67 Index	64,910	1.736 (1-Month USD-LIBOR)	Monthly	01/12/2038	$422	$0	$(1)	$0	$(1)
	Pay	IOS.FN.550.08 Index	43,345	1.736 (1-Month USD-LIBOR)	Monthly	01/12/2039	239	0	1	1	0
SAL	Pay	IOS.FN.550.08 Index	24,768	1.736 (1-Month USD-LIBOR)	Monthly	01/12/2039	136	0	1	1	0
								$0	$1	$2	$(1)
Total Swap Agreements								$0	$(34)	$2	$(36)

(1)	Notional Amount represents the number of contracts.
(2)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2019 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$392	$0	$392
Industrials	0	836	0	836
U.S. Government Agencies	0	222,469	0	222,469
Non-Agency Mortgage-Backed Securities	0	14,013	2,801	16,814
Asset-Backed Securities	0	18,776	0	18,776
Short-Term Instruments
Repurchase Agreements	0	2,258	0	2,258
	$0	$258,744	$2,801	$261,545
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,931	$0	$0	$1,931
Total Investments	$1,931	$258,744	$2,801	$263,476

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(37,683)	$0	$(37,683)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	12	130	0	142
Over the counter	0	30	0	30
	$12	$160	$0	$172
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5)	(60)	0	(65)
Over the counter	0	(53)	0	(53)
	$(5)	$(113)	$0	$(118)
Total Financial Derivative Instruments	$7	$47	$0	$54
Totals	$1,938	$221,108	$2,801	$225,847

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2019:

Category and Subcategory	Beginning Balance at 03/31/2019	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2019 (1)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$2,943	$0	$(214)	$(2)	$(7)	$81	$0	$0	$2,801	$80
Totals	$2,943	$0	$(214)	$(2)	$(7)	$81	$0	$0	$2,801	$80

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

				(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)	Weighted Average%
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$2,801	Proxy Pricing	Based Price	103.375 - 108.250
Total	$2,801

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Multi-Strategy Alternative Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 15.3% ¤
CORPORATE BONDS & NOTES 0.6%
BANKING & FINANCE 0.4%
Barclays PLC 3.284% (US0003M + 1.380%) due 05/16/2024 ~	$200	$202
Deutsche Bank AG 3.149% (US0003M + 1.230%) due 02/27/2023 ~	100	98
JPMorgan Chase & Co. 2.509% (US0003M + 0.610%) due 06/18/2022 ~	100	101
Royal Bank of Scotland Group PLC 4.892% due 05/18/2029 ●	200	226
		627
INDUSTRIALS 0.2%
Woodside Finance Ltd. 4.600% due 05/10/2021	200	205
Total Corporate Bonds & Notes (Cost $813)		832
U.S. GOVERNMENT AGENCIES 4.2%
Uniform Mortgage-Backed Security
2.500% due 10/01/2049 - 01/01/2050	300	297
3.500% due 06/01/2049	700	719
4.000% due 05/01/2047 - 08/01/2049	1,040	1,085
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2050	3,300	3,343
3.500% due 02/01/2050	100	103
4.500% due 02/01/2050	400	421
Total U.S. Government Agencies (Cost $5,959)		5,968
U.S. TREASURY OBLIGATIONS 5.5%
U.S. Treasury Bonds
3.000% due 02/15/2048	300	337
3.000% due 02/15/2049	200	225
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022	796	795
0.125% due 04/15/2022	635	634
0.625% due 07/15/2021	228	231
1.000% due 02/15/2048	313	347
1.000% due 02/15/2049	458	510
1.375% due 02/15/2044	110	130
2.000% due 01/15/2026	519	577
U.S. Treasury Notes
2.375% due 08/15/2024	800	824
2.625% due 12/31/2025	200	209
2.625% due 02/15/2029	1,750	1,854
2.750% due 02/15/2024 (g)	100	104
3.000% due 09/30/2025	500	534
3.000% due 10/31/2025	500	534
Total U.S. Treasury Obligations (Cost $7,549)		7,845
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Impac Secured Assets Trust 1.952% due 03/25/2037 ^●	100	96
MortgageIT Trust 2.312% due 12/25/2035 ●	108	108
Residential Asset Securitization Trust 6.000% due 04/25/2036 ^	113	81
Residential Funding Mortgage Securities, Inc. Trust 4.766% due 04/25/2037 ~	96	90
Total Non-Agency Mortgage-Backed Securities (Cost $380)		375
ASSET-BACKED SECURITIES 0.4%
Aames Mortgage Investment Trust 2.272% due 04/25/2036 ●	182	174
Bear Stearns Asset-Backed Securities Trust 2.842% due 08/25/2037 ●	144	126
Countrywide Asset-Backed Certificates
1.942% due 05/25/2037 ●	46	46

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	December 31, 2019 (Unaudited)

2.032% due 04/25/2037 ●	108	87
GSAMP Trust 2.767% due 03/25/2035 ^●	116	105
Total Asset-Backed Securities (Cost $519)		538
SOVEREIGN ISSUES 0.2%
Argentina Government International Bond
3.750% due 12/31/2038 þ	150	73
5.875% due 01/11/2028	50	24
Saudi Government International Bond 4.000% due 04/17/2025	200	216
Total Sovereign Issues (Cost $351)		313
SHORT-TERM INSTRUMENTS 4.1%
REPURCHASE AGREEMENTS (e) 3.6%		5,153
U.S. TREASURY BILLS 0.5%
1.582% due 02/11/2020 - 02/20/2020 (a)(b)(i)	728	727
Total Short-Term Instruments (Cost $5,880)		5,880
Total Investments in Securities (Cost $21,451)		21,751
	SHARES
INVESTMENTS IN AFFILIATES 86.1%
MUTUAL FUNDS (d) 76.9%
PIMCO CommoditiesPLUS® Strategy Fund	615,945	3,382
PIMCO Credit Opportunities Bond Fund	1,949,622	19,574
PIMCO Dynamic Bond Fund	2,277,043	24,182
PIMCO Mortgage Opportunities and Bond Fund	2,633,301	28,545
PIMCO RAE Worldwide Long/Short PLUS Fund	1,238,053	12,442
PIMCO RealEstateRealReturn Strategy Fund	285,216	2,658
PIMCO TRENDS Managed Futures Strategy Fund	1,889,673	18,727
Total Mutual Funds (Cost $107,705)		109,510
SHORT-TERM INSTRUMENTS 9.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.2%
PIMCO Short-Term Floating NAV Portfolio III	1,322,248	13,081
Total Short-Term Instruments (Cost $13,076)		13,081
Total Investments in Affiliates (Cost $120,781)		122,591
Total Investments 101.4% (Cost $142,232)		$144,342
Financial Derivative Instruments (f)(h) (0.0)%(Cost or Premiums, net $(340))		(37)
Other Assets and Liabilities, net (1.4)%		(1,949)
Net Assets 100.0%		$142,356

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPG	1.640%	12/31/2019	01/02/2020	$3,900	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2021	$(3,981)	$3,900	$3,900
DEU	1.550	12/31/2019	01/02/2020	1,100	U.S. Treasury Bonds 3.625% due 08/15/2043	(1,131)	1,100	1,100
FICC	1.250	12/31/2019	01/02/2020	153	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	(159)	153	153
Total Repurchase Agreements						$(5,271)	$5,153	$5,153

SHORT SALES:

Description	Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales(2)
Sovereign Issues (0.1)%
Canada Government Bond	2.750%	12/01/2048	CAD	200	$(186)	$(189)
Total Short Sales (0.1)%					$(186)	$(189)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $1 of accrued interest.
The average amount of borrowings outstanding during the period ended December 31, 2019 was $(28) at a weighted average interest rate of 2.091%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	$110.250	02/21/2020	3	$6	$0	$0
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	110.750	02/21/2020	6	12	0	0
Call - CBOT U.S. Treasury 5-Year Note March 2020 Futures	128.000	02/21/2020	25	25	0	0
Call - CBOT U.S. Treasury 5-Year Note March 2020 Futures	128.500	02/21/2020	3	3	0	0
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	117.500	02/21/2020	69	69	1	0
Call - CBOT U.S. Treasury 30-Year Bond March 2020 Futures	197.000	02/21/2020	17	17	0	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond March 2020 Futures	245.000	02/21/2020	3	3	0	0
Total Purchased Options					$1	$0

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	December 31, 2019 (Unaudited)

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	$125.500	02/21/2020	8	$8	$(2)	$(1)
Total Written Options					$(2)	$(1)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ GBP 162.000 United Kingdom Gilt March 2020 Futures (1)	02/2020	6	$0	$0	$0	$0
Cocoa March Futures	03/2020	2	51	0	2	0
Corn March Futures	03/2020	19	368	(1)	0	0
Cotton No. 2 March Futures	03/2020	4	138	6	0	(1)
Euro Stoxx 50 DVD Active Contract December Futures	12/2020	81	1,121	(1)	0	(3)
Euro-Bund 10-Year Bond March Futures	03/2020	6	1,147	(10)	0	(8)
Nickel March Futures	03/2020	3	252	8	8	0
Platinum April Futures	04/2020	7	342	17	4	0
Put Options Strike @ EUR 161.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	6	0	0	0	0
RBOB Gasoline March Futures	02/2020	4	286	2	0	(5)
Soybean Meal March Futures	03/2020	1	30	1	0	0
Soybean Oil March Futures	03/2020	3	63	5	0	(1)
Sugar No. 11 March Futures	02/2020	1	15	1	0	0
U.S. Treasury 10-Year Note March Futures	03/2020	61	7,834	(66)	0	(7)
Zinc March Futures	03/2020	4	227	4	4	0
				$(34)	$18	$(25)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Brent Crude March Futures	01/2020	2	$(132)	$(12)	$1	$0
Copper March Futures	03/2020	1	(70)	(2)	1	0
Euro STOXX 50 March Futures	03/2020	8	(335)	1	4	0
Gas Oil March Futures	03/2020	10	(611)	(35)	8	0
Gold 100 oz. February Futures	02/2020	1	(152)	(4)	0	0
Hard Red Winter Wheat March Futures	03/2020	3	(73)	(7)	0	(1)
Live Cattle February Futures	02/2020	8	(403)	(2)	2	0
Natural Gas March Futures	02/2020	13	(281)	11	0	0
New York Harbor March Futures	02/2020	1	(85)	(6)	1	0
Put Options Strike @ EUR 169.500 on Euro-Schatz Bond February 2020 Futures (1)	01/2020	3	(1)	0	0	0
Soybean March Futures	03/2020	1	(48)	(1)	0	0
U.S. Treasury 2-Year Note March Futures	03/2020	9	(1,940)	3	0	0
U.S. Treasury 5-Year Note March Futures	03/2020	31	(3,677)	19	1	0
U.S. Treasury 30-Year Bond March Futures	03/2020	17	(2,650)	61	6	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2020	3	(545)	15	3	0
United Kingdom Long Gilt March Futures	03/2020	6	(1,044)	(2)	10	(5)
VSTOXX Mini February Futures	02/2020	14	(24)	1	0	(1)
VSTOXX Mini January Futures	01/2020	20	(32)	2	0	(2)
VSTOXX Mini March Futures	03/2020	7	(12)	1	0	0
Wheat March Futures	03/2020	13	(363)	(24)	0	(2)
				$19	$37	$(11)
Total Futures Contracts				$(15)	$55	$(36)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.HY-32 5-Year Index	5.000%	Quarterly	06/20/2024	$784	$43	$37	$80	$0	$0

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	December 31, 2019 (Unaudited)

CDX.IG-33 5-Year Index	1.000	Quarterly	12/20/2024	1,200	23	8	31	0	0
					$66	$45	$111	$0	$0

INTEREST RATE SWAPS

										Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	5.657%	Maturity	01/02/2023	BRL	3,300	$0	$1	$1	$0	$0
Pay	1-Year BRL-CDI	5.875	Maturity	01/02/2023		2,100	0	2	2	0	0
Pay	1-Year BRL-CDI	6.280	Maturity	01/02/2023		1,900	0	8	8	0	0
Pay	1-Year BRL-CDI	6.335	Maturity	01/02/2023		2,500	0	11	11	0	0
Pay	1-Year BRL-CDI	8.170	Maturity	01/02/2023		6,000	4	104	108	0	0
Receive	1-Year BRL-CDI	9.835	Maturity	01/02/2023		1,900	(54)	(15)	(69)	0	0
Pay(5)	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022	CAD	8,200	(57)	(5)	(62)	0	(4)
Pay	3-Month CAD-Bank Bill	1.700	Semi-Annual	12/18/2024		2,600	(8)	(26)	(34)	0	(5)
Receive(5)	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		6,900	130	13	143	17	0
Pay(5)	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		6,600	(285)	(31)	(316)	0	(49)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		200	7	9	16	0	(4)
Receive(5)	3-Month CAD-Bank Bill	1.750	Semi-Annual	06/17/2050		1,400	100	26	126	25	0
Pay	3-Month COP-IBR Compounded-OIS	4.865	Quarterly	12/19/2024	COP	909,400	0	1	1	0	0
Pay	3-Month COP-IBR Compounded-OIS	4.870	Quarterly	12/19/2024		1,491,100	1	0	1	0	0
Pay(5)	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022		$18,000	(225)	(4)	(229)	0	(7)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		1,100	(61)	0	(61)	1	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		1,900	0	22	22	2	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		100	(6)	2	(4)	0	0
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		300	0	(19)	(19)	0	0
Receive(5)	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		15,400	336	24	360	19	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		200	11	(14)	(3)	0	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/18/2026		500	8	(10)	(2)	0	(1)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		200	0	(10)	(10)	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		2,100	118	(185)	(67)	6	0
Receive(5)	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		600	(2)	18	16	2	0
Pay(5)	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		7,900	(436)	(54)	(490)	0	(26)
Receive(5)	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050		100	(1)	12	11	1	0
Receive(5)	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		200	0	23	23	2	0
Pay(5)	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050		800	(94)	(19)	(113)	0	(9)
Pay	3-Month ZAR-JIBAR	7.045	Quarterly	06/18/2024	ZAR	20,600	0	10	10	0	(3)
Receive	3-Month ZAR-JIBAR	6.930	Quarterly	06/19/2024		15,300	0	(3)	(3)	2	0
Pay	3-Month ZAR-JIBAR	7.060	Quarterly	11/18/2024		18,400	0	8	8	0	(3)
Pay	3-Month ZAR-JIBAR	7.065	Quarterly	11/18/2024		13,600	1	5	6	0	(2)
Pay	3-Month ZAR-JIBAR	7.025	Quarterly	11/19/2024		5,900	0	2	2	0	(1)
Pay	3-Month ZAR-JIBAR	6.953	Quarterly	12/18/2024		8,500	0	0	0	0	(1)
Pay(5)	6-Month AUD-BBR-BBSW	1.000	Semi-Annual	06/17/2025	AUD	8,100	(18)	(47)	(65)	0	(8)
Pay(5)	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030		400	(3)	(6)	(9)	0	(1)
Pay	6-Month CLP-CHILIBOR	2.570	Semi-Annual	12/19/2026	CLP	442,300	0	0	0	0	0
Receive	6-Month CZK-PRIBOR	1.750	Annual	03/20/2024	CZK	41,800	19	(5)	14	6	0
Receive	6-Month CZK-PRIBOR	2.000	Annual	06/19/2024		11,400	(7)	4	(3)	2	0
Receive	6-Month CZK-PRIBOR	1.890	Annual	11/15/2024		14,400	(1)	7	6	2	0
Pay	6-Month CZK-PRIBOR	1.798	Annual	11/29/2024		1,300	0	(1)	(1)	0	0
Receive(5)	6-Month EUR-EURIBOR	0.500	Annual	06/17/2022	EUR	2,700	13	2	15	1	0
Receive(5)	6-Month EUR-EURIBOR	0.500	Annual	06/17/2025		1,700	37	5	42	4	0
Pay(5)	6-Month EUR-EURIBOR	0.250	Annual	06/17/2030		3,300	(171)	(17)	(188)	0	(18)
Receive(5)	6-Month EUR-EURIBOR	0.250	Annual	06/17/2050		1,100	119	17	136	17	0
Pay(5)	6-Month GBP-LIBOR	0.500	Semi-Annual	06/17/2022	GBP	5,200	(50)	10	(40)	1	0
Receive(5)	6-Month GBP-LIBOR	0.500	Semi-Annual	06/17/2025		2,400	71	(9)	62	4	0
Receive(5)	6-Month GBP-LIBOR	0.750	Semi-Annual	06/17/2030		7,800	269	15	284	64	0
Pay(5)	6-Month GBP-LIBOR	0.750	Semi-Annual	06/17/2050		2,000	(272)	18	(254)	0	(43)
Pay	6-Month HUF-BBR	1.500	Annual	06/19/2024	HUF	472,300	(14)	73	59	0	(3)
Pay	6-Month HUF-BBR	0.648	Annual	08/09/2024		190,200	(2)	(4)	(6)	0	(1)
Pay	6-Month HUF-BBR	0.810	Annual	11/11/2024		128,800	1	(3)	(2)	0	(1)
Receive	6-Month HUF-BBR	0.790	Annual	12/19/2024		326,500	0	7	7	3	0
Receive(5)	6-Month JPY-LIBOR	0.000	Semi-Annual	06/17/2025	JPY	180,000	0	3	3	0	(1)
Receive(5)	6-Month JPY-LIBOR	0.000	Semi-Annual	06/17/2030		490,000	49	14	63	0	(5)

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	December 31, 2019 (Unaudited)

Pay	6-Month PLN-WIBOR	2.250	Annual	03/20/2024	PLN	1,800	4	11	15	0	(1)
Receive	6-Month PLN-WIBOR	2.000	Annual	06/19/2024		1,600	(4)	(4)	(8)	1	0
Receive	6-Month PLN-WIBOR	1.665	Annual	12/19/2024		5,000	0	8	8	4	0
Pay	6-Month SGD-SOR	1.475	Semi-Annual	12/18/2024	SGD	300	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.038	Lunar	02/29/2024	MXN	36,200	(17)	(86)	(103)	0	0
Receive	28-Day MXN-TIIE	6.785	Lunar	09/11/2024		11,300	0	(4)	(4)	0	0
Receive	28-Day MXN-TIIE	6.555	Lunar	11/13/2024		9,400	0	1	1	0	0
Pay	28-Day MXN-TIIE	6.450	Lunar	12/11/2024		14,000	0	(6)	(6)	0	0
Receive	CPTFEMU	1.710	Maturity	03/15/2033	EUR	50	0	(4)	(4)	0	0
Receive	CPURNSA	2.395	Maturity	06/07/2033		$210	(19)	7	(12)	1	0
Pay	CPURNSA	2.296	Maturity	11/05/2033		530	44	(21)	23	0	(3)
Receive	CPURNSA	2.116	Maturity	02/19/2034		1,200	0	(15)	(15)	7	0
Pay	CPURNSA	2.218	Maturity	03/05/2034		60	0	2	2	0	0
Pay	CPURNSA	2.219	Maturity	03/05/2034		170	8	(3)	5	0	(1)
Receive	CPURNSA	2.206	Maturity	05/03/2034		400	0	(10)	(10)	2	0
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	200	0	6	6	0	0
Pay	UKRPI	3.593	Maturity	11/15/2028		100	0	5	5	0	0
Pay	UKRPI	3.595	Maturity	11/15/2028		200	3	6	9	0	0
Receive	UKRPI	3.560	Maturity	11/15/2033		290	2	(22)	(20)	1	0
Pay	UKRPI	3.531	Maturity	02/15/2034		600	0	33	33	0	(2)
Pay	UKRPI	3.540	Maturity	03/15/2034		60	3	0	3	0	0
Pay	UKRPI	3.611	Maturity	05/15/2034		200	0	13	13	0	(1)
							$(449)	$(94)	$(543)	$198	$(204)
Total Swap Agreements							$(383)	$(49)	$(432)	$198	$(204)

(g)	Securities with an aggregate market value of $49 and cash of $1,155 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	Future styled option.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.
(6)	Unsettled variation margin liability of $(6) for closed swap agreements is outstanding at period end.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2020	AUD	76		$52	$0	$(2)
	01/2020	BRL	2,066		508	0	(5)
	01/2020		$192	AUD	283	7	0
	01/2020		512	BRL	2,066	1	0
	01/2020		189	CAD	250	4	0
	01/2020		112	MXN	2,187	4	0
	02/2020		507	BRL	2,066	6	0
	02/2020	ZAR	3,797		$265	0	(5)
	03/2020	CAD	132		100	0	(1)
	03/2020	JPY	21,670		200	0	(1)
	03/2020	MXN	1,906		100	0	0
	03/2020	NOK	2,632		300	0	0
	03/2020	SEK	929		100	0	0
	03/2020		$400	AUD	574	4	0
	03/2020		100	GBP	76	0	0
	03/2020		200	NZD	296	0	0
	03/2020		100	RUB	6,279	0	0
	03/2020	ZAR	1,415		$100	0	0
BPS	01/2020	BRL	1,686		418	0	(1)
	01/2020	EUR	128		143	0	(1)
	01/2020	MXN	9,976		517	0	(9)
	01/2020	SEK	930		97	0	(2)
	01/2020		$414	BRL	1,686	5	0
	01/2020		132	EUR	118	0	0
	01/2020		365	GBP	281	7	0
	01/2020		504	JPY	55,100	3	0
	02/2020		98	PEN	334	2	0
	03/2020	GBP	76		$100	0	(1)
	03/2020	JPY	21,595		200	0	0
	03/2020	KRW	1,070,880		899	0	(29)
	03/2020	NOK	894		100	0	(2)
	03/2020		$100	NZD	153	3	0
	06/2020		506	MXN	9,976	9	0

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	December 31, 2019 (Unaudited)

BRC	01/2020		30	EUR	27	0	0
	01/2020		511	MXN	10,215	28	0
	03/2020	SEK	939		$100	0	(1)
	03/2020		$400	MYR	1,656	5	0
CBK	01/2020	BRL	1,041		$256	0	(3)
	01/2020	CLP	71,408		94	0	(1)
	01/2020	ILS	189		55	0	0
	01/2020		$258	BRL	1,041	1	0
	01/2020		344	JPY	37,311	0	0
	01/2020		7	TRY	42	0	0
	02/2020	COP	357,781		$107	0	(1)
	02/2020	PEN	1,328		390	0	(11)
	02/2020		$256	BRL	1,041	3	0
	02/2020		5	COP	15,334	0	0
	02/2020		12	ZAR	173	1	0
	03/2020	BRL	816		$200	0	(2)
	03/2020	INR	12,543		173	0	(2)
	03/2020	KRW	79,294		68	0	(1)
	03/2020	PEN	663		195	0	(5)
	03/2020	PHP	25,824		504	0	(4)
	03/2020	RUB	6,501		100	0	(4)
	03/2020		$100	CLP	74,800	0	0
	03/2020		300	INR	21,546	0	0
	03/2020		200	PEN	668	1	0
DUB	03/2020	TWD	8,327		$276	0	(4)
	03/2020		$643	IDR	9,181,085	18	0
GLM	01/2020	CHF	495		$497	0	(14)
	01/2020	GBP	725		949	0	(11)
	01/2020	MXN	239		12	0	0
	01/2020		$105	TRY	617	0	(2)
	02/2020	COP	89,464		$27	0	0
	02/2020		$103	COP	346,980	2	0
	02/2020		1,311	NOK	11,750	28	0
	03/2020	IDR	2,814,000		$200	0	(2)
	03/2020	JPY	10,895		100	0	(1)
	03/2020	PHP	5,326		104	0	(1)
	03/2020		$100	CLP	77,550	3	0
	03/2020		279	MYR	1,168	7	0
HUS	01/2020	AUD	63		$43	0	(1)
	01/2020	CAD	448		340	0	(5)
	01/2020	CZK	545		23	0	(1)
	01/2020		$666	COP	2,335,259	44	0
	01/2020		328	GBP	254	8	0
	01/2020		127	RUB	8,429	8	0
	01/2020		8	TRY	47	0	0
	02/2020	CHF	899		$915	0	(16)
	02/2020	CLP	329,871		416	0	(23)
	02/2020		$400	JPY	43,300	0	(1)
	02/2020		70	NOK	640	3	0
	03/2020	COP	326,500		$100	1	0
	03/2020	INR	28,696		398	1	(2)
	03/2020		$100	CLP	75,110	0	0
	03/2020		100	IDR	1,428,400	3	0
	03/2020		100	INR	7,167	0	0
	03/2020		100	NZD	152	2	0
	03/2020		100	PEN	341	3	0
	03/2020		193	RUB	12,431	5	0
JPM	01/2020	EUR	117		$130	0	(1)
	01/2020		$18	CZK	419	0	0
	01/2020		258	MXN	5,148	14	0
	01/2020		332	TRY	1,919	0	(11)
	02/2020		21	HUF	6,218	0	0
	03/2020	IDR	1,406,930		$101	0	0
	03/2020	INR	5,480		76	0	(1)
	03/2020		$200	CLP	150,840	1	0
	03/2020		100	RUB	6,266	0	0
MYI	01/2020	AUD	2,128		$1,464	0	(29)
	01/2020	EUR	1,549		1,713	0	(26)
	01/2020	JPY	6,500		60	0	0
	01/2020		$197	TRY	1,134	0	(7)
	02/2020	CHF	197		$202	0	(2)
	02/2020	NZD	1,768		1,131	0	(60)
	02/2020		$696	SEK	6,760	27	0
	02/2020		508	ZAR	7,492	25	0
	03/2020	IDR	1,378,080		$99	0	0
	03/2020	MYR	408		100	0	0
	03/2020	NOK	919		100	0	(5)
	03/2020		$200	CHF	192	0	0
RBC	01/2020		10	CZK	217	0	0
	03/2020	SEK	932		$100	0	0
	03/2020		$100	CHF	98	2	0
RYL	01/2020	MXN	7,335		$379	0	(7)
	05/2020		$373	MXN	7,335	7	0
SCX	03/2020	CNY	1,204		$171	0	(2)
SOG	01/2020		$10	CZK	234	0	0
	03/2020		200	EUR	177	0	0

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	December 31, 2019 (Unaudited)

SSB	01/2020		336	BRL	1,420	18	0
	02/2020		619	SEK	5,805	2	0
	03/2020		171	CNY	1,206	2	0
UAG	01/2020	CAD	2,662		$1,999	0	(50)
	01/2020	EUR	298		329	0	(5)
	01/2020	NZD	298		192	0	(9)
	01/2020		$16	GBP	12	0	0
	03/2020		200	CAD	260	0	0
Total Forward Foreign Currency Contracts						$328	$(393)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC AUD versus USD		$0.760	02/11/2020	2,000	$0	$0
	Call - OTC EUR versus USD		1.270	03/13/2020	1,600	0	0
	Put - OTC USD versus CAD	CAD	1.240	02/11/2020	900	0	0
MYI	Call - OTC GBP versus USD		$1.320	01/02/2020	223	3	2
						$3	$2

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	8,500	$21	$10
MYC	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.036	07/19/2021	4,300	16	12
	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.023	08/02/2021	9,300	37	26
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	03/11/2021	2,200	18	44
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	2,300	13	31
	Put - OTC 6-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.109	02/21/2020	1,000	2	1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	800	32	0
							$139	$124

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 01/01/2050	$73.000	01/07/2020	800	$0	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2050	74.000	01/07/2020	500	0	0
					$0	$0
Total Purchased Options					$142	$126

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900%	01/15/2020	50	$0	$0
CBK	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	50	0	0
						$0	$0

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Put - OTC USD versus MXN	MXN	18.887	01/06/2020	65	$0	$0
	Call - OTC USD versus MXN		19.841	01/06/2020	65	(1)	0
	Put - OTC USD versus RUB	RUB	62.815	01/09/2020	65	(1)	(1)
	Call - OTC USD versus RUB		65.910	01/09/2020	65	0	0
MYI	Call - OTC GBP versus USD		$1.335	01/02/2020	445	(3)	0
						$(5)	$(1)

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	December 31, 2019 (Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	600	$(7)	$(5)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164	11/01/2021	1,100	(14)	(8)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323	03/11/2021	1,200	(18)	(53)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	1,200	(13)	(37)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.453	07/19/2021	1,400	(16)	(17)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.494	08/02/2021	3,000	(37)	(39)
							$(105)	$(159)
Total Written Options							$(110)	$(160)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year ILS-TELBOR	0.450%	Annual	09/19/2024	ILS	1,900	$0	$3	$3	$0
	Pay	3-Month INR-MIBOR Compounded-OIS	5.410	Semi-Annual	12/18/2024	INR	49,000	0	(1)	0	(1)
BPS	Receive	1-Year ILS-TELBOR	0.365	Annual	12/20/2024	ILS	1,200	0	0	0	0
	Pay	3-Month CNY-CNREPOFIX	3.028	Quarterly	12/18/2024	CNY	3,700	0	2	2	0
CBK	Receive	1-Year ILS-TELBOR	0.367	Annual	12/20/2024	ILS	1,400	0	1	1	0
	Receive	6-Month THB-THBFIX	1.315	Semi-Annual	12/19/2024	THB	22,900	0	(3)	0	(3)
GLM	Pay	1-Year ILS-TELBOR	0.375	Annual	11/20/2024	ILS	1,300	0	0	0	0
	Receive	1-Year ILS-TELBOR	0.320	Annual	12/19/2024		2,200	0	2	2	0
	Pay	3-Month KRW-KORIBOR	1.755	Quarterly	02/07/2024	KRW	654,700	10	0	10	0
	Pay	3-Month KRW-KORIBOR	1.373	Quarterly	11/19/2024		949,500	0	1	1	0
JPM	Pay	1-Year ILS-TELBOR	1.026	Annual	02/19/2024	ILS	6,000	4	62	66	0
	Receive	1-Year ILS-TELBOR	0.345	Annual	12/19/2024		2,200	0	1	1	0
	Receive	3-Month KRW-KORIBOR	1.690	Quarterly	04/17/2024	KRW	1,903,700	0	(26)	0	(26)
	Receive	3-Month KRW-KORIBOR	1.358	Quarterly	07/18/2024		1,259,700	(2)	1	0	(1)
								$12	$43	$86	$(31)

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	S&P 500 Total Return Index	1,807	2.185% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/13/2020	$11,691	$0	$(140)	$0	$(140)
GST	Receive	CMDSKEWLS Index(3)	8,563	0.250%	Monthly	02/14/2020	1,753	0	(7)	0	(7)
JPM	Receive	ERAUSLT Index	54,862	1.965% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/15/2020	19,042	0	229	229	0
	Receive	JPQIPRL1 Index(4)	26,523	1.657% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/06/2020	29,485	0	(27)	0	(27)
	Pay	JPQIPRS1 Index(5)	22,417	1.637% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/06/2020	24,416	0	1	1	0
	Receive	JMABDEWE Index(6)	1,846	0.300%	Monthly	02/14/2020	2,151	0	44	44	0
	Receive(2)	JMABFNJ2 Index «	43,538	0.000%	Monthly	12/31/2020	4,146	0	0	0	0
MEI	Pay	MLPIEMS1 Index(7)	80,083	0.725% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/27/2020	8,743	0	3	3	0
	Receive	MLPIEML1 Index(8)	92,028	2.245% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/27/2020	9,907	0	(9)	0	(9)
MYI	Receive	ERAUSLT Index	31,127	1.895% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/13/2020	10,804	0	130	130	0

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	December 31, 2019 (Unaudited)

SOG	Pay	S&P 500 Total Return Index	2,856	2.015% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/15/2020	18,478	0	(223)	0	(223)
								$0	$1	$407	$(406)
Total Swap Agreements								$12	$44	$493	$(437)

(i)	Securities with an aggregate market value of $395 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.
(3)	The following table represents the individual positions within the total return swap as of December 31, 2019:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount	Referenced Commodity – Short Futures Contracts	% of Index	Notional Amount
Brent Crude March 2020 Futures	5.9%	$104	Arabica Coffee March 2020 Futures	1.3%	$23
Gas Oil February 2020 Futures	0.7	13	Copper March 2020 Futures	5.0	87
Gold 100 oz. February 2020 Futures	3.9	68	Corn March 2020 Futures	7.5	132
New York Harbor ULSD February 2020 Futures	5.6	98	Cotton No. 02 March 2020 Futures	0.6	10
NYMEX - Natural Gas February 2022 Futures	5.8	101	Hard Red Winter Wheat March 2020 Futures	0.5	9
RBOB Gasoline February 2020 Futures	1.9	35	Soybean Meal March 2020 Futures	1.4	24
Silver March 2020 Futures	2.1	36	Soybean Oil March 2020 Futures	1.6	28
WTI Crude February 2023 Futures	7.5	131	Soybeans March 2020 Futures	7.7	135
			Sugar No. 11 March 2020 Futures	6.4	112
			Wheat March 2020 Futures	1.4	25

Total Long Futures Contracts		$586	Total Short Futures Contracts		$585

Cash	33.2%	$582
		$1,168
Total Notional Amount					$1,753

(4)	The following table represents the top 50 individual positions and related values within the total return basket swap as of December 31, 2019:

Referenced Entity	% of Index	Value	Referenced Entity	% of Index	Value
Communication Services			Industrials
Quebecor Inc	0.3%	$89	3M Co.	0.3%	$88
Other Communication Services◄	5.8	1,711	Alstom S.A.	0.3	88
Total Communication Services		$1,800	Cummins, Inc.	0.3	88
Consumer Discretionary			Eiffage S.A.	0.3	88
Compass Group PLC	0.3%	$88	Geberit AG	0.3	88
Pandora A/S	0.3	88	Hochtief AG	0.3	88
Target Corp.	0.3	88	Kone Oyj 'B'	0.3	88
Other Consumer Discretionary◄	10.8	3,185	RELX PLC	0.3	88
Total Consumer Discretionary		$3,449	Snap-on, Inc.	0.2	60
Consumer Staples			Wolters Kluwer NV	0.3	88
Clorox Co.	0.3%	$88	Other Industrials◄	13.4	3,952
Kimberly-Clark Corp.	0.2	60	Total Industrials		$4,804
Other Consumer Staples◄	6.4	1,888	Information Technology
Total Consumer Staples		$2,036	HP, Inc.	0.3%	$88
Energy			Intel Corp.	0.3	88
ConocoPhillips	0.3%	$88	Sage Group PLC	0.3	88
Enagas S.A.	0.3	88	Skyworks Solutions, Inc.	0.3	88
Phillips 66	0.2	60	Texas Instruments, Inc.	0.2	60
Royal Dutch Shell PLC 'A'	0.3	88	Other Information Technology ◄	9.3	2,743
Tenaris S.A.	0.3	88	Total Information Technology		$3,155
Other Energy◄	3.6	1,062	Materials
Total Energy		$1,474	BHP Group PLC	0.2%	$60
Financials			Rio Tinto Ltd.	0.3	88
3i Group PLC	0.3%	$88	Rio Tinto PLC	0.3	88
Aflac, Inc.	0.2	60	Other Materials◄	6.5	1,918
Bank Leumi Le-Israel BM	0.3	88	Total Materials		$2,154
CI Financial Corp.	0.3	88	Real Estate
Danske Bank A/S	0.3	88	Aroundtown SA	0.3%	$88
Direct Line Insurance Group PLC	0.3	88	Link REIT	0.3	88
Sampo Oyj 'A'	0.3	88	Scenture Group	0.3	88

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	December 31, 2019 (Unaudited)

Swedbank AB 'A'	0.3	88	Smartcentres Real Estate Investment Trust	0.3	88
T Rowe Price Group, Inc.	0.2	60	Other Real Estate◄	5.4	1,593
Other Financials◄	13.2	3,894	Total Real Estate		$1,945
Total Financials		$4,630	Utilities
Health Care			AGL Energy Ltd.	0.3%	$88
BioMerieux	0.3%	$88	Red Electrica Corp. S.A.	0.3	88
Humana, Inc.	0.3	88	Other Utilities ◄	3.7	1,092
Johnson & Johnson	0.3	88	Total Utilities		$1,268
Roche Holding AG	0.3	88	Total Value		$29,485
Smith & Nephew PLC	0.3	88
UnitedHealth Group, Inc.	0.3	88
Other Health Care◄	7.6	2,242
Total Health Care		$2,770

◄	Represents positions not identified as a top 50 component or as having an individual notional value less than 1% of the notional of the total return swap, as of December 31, 2019.

(5)	The following table represents the top 50 individual positions and related values within the total return basket swap as of December 31, 2019:

Referenced Entity	% of Index	Value	Referenced Entity	% of Index	Value
Communication Services			Industrials
Cellnex Telecom SA	0.3%	$73	CoStar Group, Inc.	0.3%	$73
Line Corp.	0.4	99	Daifuku Co. Ltd.	0.3	73
Snap Inc.	0.3	73	DSV PANALPINA A/S	0.3	73
Tpg Telecom Ltd.	0.3	73	FANUC Corp.	0.3	73
Other Communication Services◄	4.4	1,076	Japan Airport Terminal Co	0.4	99
Total Communication Services		$1,394	MISUMI Group, Inc.	0.3	73
Consumer Discretionary			Nidec Corp.	0.3	73
NGK Spark Plug Co Ltd.	0.3%	$73	Nippon Yusen KK	0.3	73
PVH Corp	0.3	73	Uber Technologies Inc	0.3	73
Sharp Corp.	0.3	73	Wabtec Corp.	0.3	73
Stars Group Inc/The	0.3	73	Other Industrials◄	13.5	3,296
Tesla Inc.	0.3	73	Total Industrials		$4,052
Zalando SE	0.3	73	Information Technology
Other Consumer Discretionary◄	10.5	2,564	Advanced Micro Devices Inc.	0.3%	$73
Total Consumer Discretionary		$3,002	GMO Payment Gateway Inc	0.3	73
Consumer Staples			Shopify Inc.	0.3	73
Barry Callebaut AG	0.3%	$73	Splunk Inc.	0.3	73
Conagra Brands, Inc.	0.3	73	Yaskawa Electric Corp.	0.3	73
Davide Campari-Milano SPA	0.3	73	Other Information Technology ◄	8.8	2,149
Shiseido Co. Ltd.	0.3	73	Total Information Technology		$2,514
Tsuruha Holdings, Inc.	0.3	73	Materials
Unicharm Corp.	0.3	73	Albemarle Corp.	0.3%	$73
Other Consumer Staples◄	6.0	1,467	Amcor PLC	0.3	73
Total Consumer Staples		$1,905	Nippon Paint Holdings Co. Ltd.	0.3	73
			Umicore S.A.	0.3	73
Energy			Other Materials◄	6.8	1,662
Santos Ltd.	0.3%	$73	Total Materials		$1,954
Worley Ltd	0.3	73	Real Estate
Other Energy◄	3.3	807	Alexandria Real Estate Equities, Inc.	0.3%	$73
Total Energy		$953	Equinix, Inc.	0.3	73
Financials			Jones Lang LaSalle, Inc.	0.3	73
Bank of Kyoto Ltd.	0.3%	$73	SBA Communications Corp.	0.3	73
Mitsubishi UFJ Financial Group, Inc.	0.3	73	Tokyu Fudosan Holdings Corp.	0.3	73
QBE Insurance Group Ltd.	0.3	73	Other Real Estate◄	5.4	1,319
T&D Holdings, Inc.	0.3	73	Total Real Estate		$1,684
Other Financials◄	13.7	3,345	Utilities
Total Financials		$3,637	Meridian Energy Ltd.	0.3%	$73
Health Care			Orsted A/S	0.3	73
M3, Inc.	0.3%	$73	Other Utilities◄	4.7	1,149
Ryman Healthcare Ltd.	0.3	73	Total Utilities		$1,295
Other Health Care◄	7.7	1,880	Total Value		$24,416
Total Health Care		$2,026

◄	Represents positions not identified as a top 50 component or as having an individual notional value less than 1% of the notional of the total return swap, as of December 31, 2019.

(6)	The following table represents the individual positions within the total return swap as of December 31, 2019:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount	Referenced Commodity – Short Futures Contracts	% of Index	Notional Amount

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	December 31, 2019 (Unaudited)

Brent Crude March 2020 Futures	10.2%	$220	Aluminum February 2022 Futures	2.3%	$50
LME - Copper February 2022 Futures	2.3	50	Arabica Coffee March 2020 Futures	1.2	26
Nickel February 2020 Futures	2.3	49	Cocoa March 2020 Futures	1.3	27
RBOB Gasoline February 2020 Futures	4.4	95	Corn March 2020 Futures	5.9	126
Soybean Meal March 2020 Futures	5.9	127	ICE - Natural Gas February 2020 Futures	2.1	45
Soybeans March 2020 Futures	8.1	174	Lean Hogs February 2020 Futures	1.2	26
			New York Harbor ULSD February 2020 Futures	8.9	192
			NYMEX - Natural Gas February 2022 Futures	2.2	47
			Wheat March 2020 Futures	5.9	127
			Zinc February 2020 Futures	2.3	50
Total Long Futures Contracts		$715	Total Short Futures Contracts		$716

Cash	33.5%	$720
		$1,435
Total Notional Amount					$2,151

(7)	The following table represents the top 50 individual positions and related values within the total return basket swap as of December 31, 2019:

Referenced Entity	% of Index	Value	Referenced Entity	% of Index	Value
Communication Services			Industrials
Etihad Etisalat Co	0.6%	$52	AirAsia Group Berhad	0.6%	$52
iQIYI, Inc.	0.6	52	BEST Inc	0.6	52
Tencent Music Entertainment Group	0.7	61	China Southern Airlines Co Ltd.	0.6	52
True Corp PLC	0.6	52	Evergreen Marine Corp Taiwan Ltd.	0.7	61
Other Communication Services◄	4.7	412	Hiwin Technologies Corp.	0.7	61
Total Communication Services		$629	Hyundai Heavy Industries Co Ltd.	0.5	44
Consumer Discretionary			Latam Airlines Group SA	0.6	52
Meituan Dianping	0.6%	$52	Samsung Heavy Industries Co Ltd.	0.6	52
Other Consumer Discretionary◄	7.9	692	Other Industrials◄	9.7	849
Total Consumer Discretionary		$744	Total Industrials		$1,275
Consumer Staples			Information Technology
Charoen Pokphand Indonesia Tbk PT	0.7%	$61	Alibaba Pictures Group Ltd.	0.6%	$52
China Resources Beer Holdings Co Ltd.	0.6	52	GDS Holdings Ltd.	0.6	52
Savola	0.9	79	Globant SA	0.6	52
Other Consumer Staples◄	7.3	639	KMW Co Ltd	0.6	52
Total Consumer Staples		$831	Win Semiconductors Corp.	0.6	52
Energy			ZTE Corp	0.5	44
Energy Absolute PCL	0.7%	$61	Other Information Technology ◄	6.3	552
Gulf Energy Development Public Comp. Ltd.	0.6	52	Total Information Technology		$856
Rabigh Refining & Petrochemical Co.	0.9	79	Materials
YPF SA	0.7	61	Barito Pacific Tbk PT	0.7%	$61
Other Energy◄	4.3	377	China Molybdenum Co Ltd.	0.6	52
Total Energy		$630	Cia de Minas Buenaventura SAA	0.6	52
Financials			Posco Chemical Co. Ltd	0.5	44
Bank Tabungan Negara Persero Tbk PT	0.5%	$44	Press Metal Aluminium Holdings Bhd	0.6	52
China Galaxy Securities Co Ltd.	0.6	52	Saudi Arabian Mining Co.	0.6	52
China Life Insurance Co Ltd.	0.6	52	Zhaojin Mining Industry Co Ltd.	0.6	52
Habib Bank Ltd.	0.9	79	Other Materials◄	6.5	569
Huatai Securities Co Ltd.	0.5	44	Total Materials		$934
Itau Corpbanca SA	0.6	52	Real Estate
mBank SA	0.7	61	China Aoyuan Group Ltd.	0.7%	$61
Muangthai Capital PCL	0.5	44	Highwealth Construction Corp.	0.6	52
Saudi British Bank	0.6	52	Sunac China Holdings Ltd.	0.6	52
Scotiabankinverlat - Scotia Liquidez SA de CV SIID	0.5	44	Other Real Estate◄	3.6	316
Security Bank Corp	0.6	52	Total Real Estate		$481
The Company for Cooperative Insurance	0.8	70	Utilities
ZhongAn Online P&C Insurance Co Ltd.	0.6	52	Other Utilities ◄	3.1%	$272
Other Financials◄	12.2	1,068	Total Utilities		$272
Total Financials		$1,766	Total Value		$8,743
Health Care
Genscript Biotech Corp	0.5%	$44
Other Health Care◄	3.2	281
Total Health Care		$325

◄	Represents positions not identified as a top 50 component or as having an individual notional value less than 1% of the notional of the total return swap, as of December 31, 2019.

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	December 31, 2019 (Unaudited)

(8)	The following table represents the top 50 individual positions and related values within the total return basket swap as of December 31, 2019:

Referenced Entity	% of Index	Value	Referenced Entity	% of Index	Value
Communication Services			Industrials
China Communications Services Corp Ltd.	0.7%	$69	Beijing Capital International Airport Co Ltd.	0.5%	$50
China Telecom Corp Ltd.	0.6	59	Doosan Bobcat Inc.	0.5	50
Emirates Telecommunications Group Co PJSC	0.5	50	Jiangsu Expressway Co Ltd.	0.5	50
LG Uplus Corp	0.5	50	LG Corp.	0.6	59
Other Communication Services◄	5.5	545	Shanghai Industrial Holdings Ltd.	0.6	59
Total Communication Services		$773	Shenzhen International Holdings Ltd.	0.7	69
Consumer Discretionary			Zhejiang Expressway Co Ltd.	0.5	50
Coway Co Ltd.	0.7%	$69	Other Industrials◄	9.2	911
Hankook Tire Co Ltd.	0.6	59	Total Industrials		$1,298
Nexteer Automotive Group Ltd.	0.5	50	Information Technology
Other Consumer Discretionary◄	8.3	821	Samsung Electronics Co. Ltd.	0.7%	$69
Total Consumer Discretionary		$999	Other Information Technology ◄	5.5	545
Consumer Staples			Total Information Technology		$614
Dali Foods Group Co Ltd.	0.5%	$50	Materials
Tiger Brands Ltd.	0.6	59	Anhui Conch Cement Co Ltd.	0.5%	$50
Other Consumer Staples◄	7.6	753	China National Building Material Co Ltd.	0.5	50
Total Consumer Staples		$862	China Resources Cement Holdings Ltd.	0.5	50
Energy			Lee & Man Paper Manufacturing Ltd	0.6	59
CNOOC Ltd.	0.7%	$69	MMC Norilsk Nickel PJSC	0.5	50
GS Holdings Corp	0.5	50	Novolipetsk Steel PJSC	0.6	59
LUKOIL PJSC	0.5	50	PhosAgro PJSC	0.5	50
Oil & Gas Development Co Ltd.	0.5	50	Sinopec Shanghai Petrochemical Co Ltd.	0.5	50
Other Energy◄	3.3	327	Other Materials◄	6.9	684
Total Energy		$546	Total Materials		$1,102
Financials			Real Estate
Agricultural Bank of China Ltd.	0.6%	$59	China Overseas Land & Investment Ltd	0.6%	$59
Bank of China Ltd.	0.6	59	Growthpoint Properties Ltd.	0.6	59
Bank of Communications Co Ltd.	0.5	50	Shenzhen Investment Limited	0.5	50
China Construction Bank Corp.	0.7	69	Shui On Land Ltd.	0.8	79
China Minsheng Banking Corp Ltd.	0.6	59	Other Real Estate◄	1.9	188
Dubai Islamic Bank PJSC	0.5	50	Total Real Estate		$435
Far East Horizon Ltd.	0.7	69	Utilities
Industrial & Commercial Bank of China Ltd.	0.7	69	China Resources Power Holdings Co Ltd.	0.7%	$69
MCB Bank Ltd.	0.7	69	Colbun SA	0.5	50
Moneta Money Bank AS	0.5	50	Petronas Gas Bhd	0.5	50
PICC Property & Casualty Co Ltd.	0.5	50	Other Utilities ◄	3.7	367
Other Financials◄	15.8	1,564	Total Utilities		$536
Total Financials		$2,217	Total Value		$9,907
Health Care
China Resources Pharmaceutical Group Ltd.	0.5%	$50
Life Healthcare Group Holdings Ltd.	0.6	59
Luye Pharma Group Ltd.	0.6	59
Other Health Care◄	3.6	357
Total Health Care		$525

◄	Represents positions not identified as a top 50 component or as having an individual notional value less than 1% of the notional of the total return swap, as of December 31, 2019.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	December 31, 2019 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$627	$0	$627
Industrials	0	205	0	205
U.S. Government Agencies	0	5,968	0	5,968
U.S. Treasury Obligations	0	7,845	0	7,845
Non-Agency Mortgage-Backed Securities	0	375	0	375
Asset-Backed Securities	0	538	0	538
Sovereign Issues	0	313	0	313
Short-Term Instruments
Repurchase Agreements	0	5,153	0	5,153
U.S. Treasury Bills	0	727	0	727
	$0	$21,751	$0	$21,751
Investments in Affiliates, at Value
Mutual Funds	109,510	0	0	109,510
Short-Term Instruments
Central Funds Used for Cash Management Purposes	13,081	0	0	13,081
	$122,591	$0	$0	$122,591
Total Investments	$122,591	$21,751	$0	$144,342
Short Sales, at Value - Liabilities
Sovereign Issues	$0	$(189)	$0	$(189)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	55	198	0	253
Over the counter	0	947	0	947
	$55	$1,145	$0	$1,200
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(36)	(205)	0	(241)
Over the counter	0	(990)	0	(990)
	$(36)	$(1,195)	$0	$(1,231)
Total Financial Derivative Instruments	$19	$(50)	$0	$(31)
Totals	$122,610	$21,512	$0	$144,122

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO Municipal Bond Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.4% ¤
CORPORATE BONDS & NOTES 0.3%
INDUSTRIALS 0.3%
RWJ Barnabas Health, Inc. 3.477% due 07/01/2049	$2,000	$1,975
Trinity Health Corp. 3.434% due 12/01/2048	1,000	988
Total Corporate Bonds & Notes (Cost $3,010)		2,963
MUNICIPAL BONDS & NOTES 94.0%
ALABAMA 1.6%
Jefferson County, Alabama Sewer Revenue Bonds, (AGM Insured), Series 2013 6.750% due 10/01/2046	4,000	3,889
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013 6.500% due 10/01/2053	10,000	11,933
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018 1.990% due 06/01/2049 ~	2,000	2,004
		17,826
ARIZONA 2.2%
Arizona Health Facilities Authority Revenue Bonds, Series 2012 5.000% due 02/01/2042	4,000	4,235
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019
1.700% due 01/01/2049	9,000	9,000
4.125% due 09/01/2042	2,500	2,766
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2039	2,500	2,790
5.000% due 07/01/2044	5,435	6,657
		25,448
CALIFORNIA 8.2%
Alameda County, California Joint Powers Authority Revenue Bonds, Series 2013
5.000% due 12/01/2031	5,000	5,710
5.000% due 12/01/2032	3,000	3,420
5.000% due 12/01/2033	3,500	3,985
5.000% due 12/01/2034	3,000	3,411
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2029	5,615	6,353
5.000% due 04/01/2038	10,000	11,315
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 6.000% due 06/01/2035	2,000	2,001
California Health Facilities Financing Authority Revenue Bonds, Series 2016 5.000% due 11/15/2046 (d)	10,000	11,798
California Housing Finance Revenue Bonds, Series 2019 4.000% due 03/20/2033	2,035	2,331
California Pollution Control Financing Authority Revenue Bonds, Series 2015 3.125% due 11/01/2040	1,400	1,494
California Pollution Control Financing Authority Revenue Bonds, Series 2016 4.750% due 11/01/2046	1,870	2,108
California State Public Works Board Revenue Bonds, Series 2012 5.000% due 04/01/2034	10,000	10,804
California Statewide Communities Development Authority Revenue Bonds, Series 2012 5.000% due 04/01/2042	4,500	4,874
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2011 5.000% due 11/01/2036	7,000	7,237
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017
5.000% due 05/01/2028	515	639
5.000% due 05/01/2029	500	617
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2041	2,750	3,213
Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2018 5.000% due 07/01/2037	6,000	7,526
Port of Oakland, California Revenue Bonds, Series 2011
5.000% due 05/01/2029	2,250	2,356
5.125% due 05/01/2030	1,500	1,573
5.125% due 05/01/2031	1,500	1,573

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2019 (Unaudited)

		94,338
COLORADO 2.9%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017 4.000% due 03/01/2038 (d)	2,000	2,268
Colorado Health Facilities Authority Revenue Bonds, Series 2013 5.250% due 01/01/2045	2,500	2,798
Colorado Health Facilities Authority Revenue Bonds, Series 2019
5.000% due 08/01/2044	2,200	2,595
5.000% due 08/01/2049	3,800	4,486
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043 (d)	7,000	7,734
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2017 2.251% (0.67*US0001M + 1.050%) due 09/01/2039 ~	2,200	2,219
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	6,930	10,534
		32,634
CONNECTICUT 1.9%
Connecticut Special Tax State Revenue Bonds, Series 2018 5.000% due 01/01/2035	4,290	5,185
Connecticut State General Obligation Bonds, Series 2018
4.000% due 06/15/2037	1,875	2,100
5.000% due 06/15/2038	1,115	1,348
Connecticut State General Obligation Bonds, Series 2019
4.000% due 04/15/2037	1,925	2,168
5.000% due 04/15/2034	2,700	3,352
5.000% due 04/15/2035	3,150	3,899
Connecticut State General Obligation Notes, Series 2018 5.000% due 09/15/2027	2,500	3,103
		21,155
DISTRICT OF COLUMBIA 0.9%
District of Columbia Revenue Bonds, Series 2012 5.000% due 12/01/2029	2,500	2,768
District of Columbia Water & Sewer Authority Revenue Bonds, Series 2019 5.000% due 10/01/2044	3,930	4,875
Metropolitan Washington Airports Authority Dulles Toll Road, District of Columbia Revenue Bonds, Series 2019 4.000% due 10/01/2049	2,450	2,682
		10,325
FLORIDA 3.4%
Broward County, Florida Airport System Revenue Bonds, Series 2012 5.000% due 10/01/2037	1,500	1,656
Central Florida Expressway Authority Revenue Bonds, Series 2019 5.000% due 07/01/2044	3,920	4,760
Florida Municipal Power Agency Revenue Bonds, Series 2012 5.000% due 10/01/2026	4,500	4,929
Lee Memorial Health System, Florida Revenue Bonds, Series 2019 5.000% due 04/01/2033	3,000	3,543
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2010 5.375% due 10/01/2035	750	774
Miami-Dade County, Florida Revenue Bonds, Series 2016 0.000% due 10/01/2032 (c)	2,900	1,986
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	2,000	2,221
Orange County, Florida Health Authority Revenue Bonds, Series 2019 5.000% due 10/01/2047	2,250	2,696
Orlando-Orange County, Florida Expressway Authority Revenue Bonds, Series 2010 5.000% due 07/01/2040	5,985	6,101
Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2030 (a)(c)	1,200	888
0.000% due 10/01/2031 (a)(c)	1,330	945
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	4,000	4,733
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017 4.000% due 08/15/2047 (d)	3,750	4,061
		39,293
GEORGIA 7.2%
Brookhaven Development Authority, Georgia Revenue Bonds, Series 2019
5.000% due 07/01/2036	1,000	1,250
5.000% due 07/01/2037	500	622
5.000% due 07/01/2038	800	991
Burke County, Georgia Development Authority Revenue Bonds, Series 1994 2.250% due 10/01/2032	3,000	3,054
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	5,000	5,233
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 3.250% due 11/01/2045	7,000	7,317

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Columbus Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2019 5.000% due 07/01/2054	7,340	9,188
DeKalb County, Georgia Water & Sewerage Revenue Bonds, Series 2011 5.250% due 10/01/2041	15,000	16,015
Fulton County, Georgia Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2030	1,000	1,286
5.000% due 06/15/2031	1,210	1,549
Houston Healthcare System, Inc., Georgia Revenue Bonds, Series 2016 5.000% due 10/01/2031	11,295	12,417
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	3,740	4,235
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	3,000	3,290
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2037	850	1,005
5.000% due 01/01/2038	1,500	1,766
5.000% due 01/01/2039	1,500	1,762
5.000% due 01/01/2049	2,000	2,298
5.000% due 01/01/2059	2,000	2,266
5.000% due 01/01/2063	5,000	5,724
Municipal Electric Authority of Georgia Revenue Notes, Series 2019
5.000% due 01/01/2026	400	474
5.000% due 01/01/2027	400	482
		82,224
ILLINOIS 9.3%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2018 5.000% due 12/01/2046	2,000	2,259
Chicago Board of Education, Illinois General Obligation Notes, Series 2018 5.000% due 12/01/2026	2,000	2,297
Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2038	4,000	4,823
5.000% due 07/01/2038	1,000	1,175
5.000% due 01/01/2039	2,000	2,405
5.000% due 01/01/2053	10,000	11,983
Chicago, Illinois General Obligation Bonds, Series 2002 5.500% due 01/01/2037	3,885	4,383
Chicago, Illinois General Obligation Bonds, Series 2005 5.500% due 01/01/2040	4,520	5,073
Chicago, Illinois General Obligation Bonds, Series 2015 5.500% due 01/01/2039	4,500	5,058
Chicago, Illinois General Obligation Bonds, Series 2017 5.750% due 01/01/2034	4,500	5,356
Chicago, Illinois Waterworks Revenue Bonds, Series 2012 4.000% due 11/01/2037	4,250	4,391
Illinois Finance Authority Revenue Bonds, Series 2008 1.720% due 08/15/2035	2,595	2,595
Illinois Finance Authority Revenue Bonds, Series 2011 6.000% due 08/15/2041	450	480
Illinois Finance Authority Revenue Bonds, Series 2016
2.546% (0.7*US0001M + 1.350%) due 05/01/2036 ~	1,000	1,002
4.000% due 02/15/2036	3,290	3,650
5.000% due 02/15/2029	4,500	5,512
Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 12/01/2037 ^(b)	1,500	398
5.250% due 12/01/2052 ^(b)	2,000	530
Illinois Finance Authority Revenue Bonds, Series 2019 2.450% due 10/01/2039	1,250	1,265
Illinois State General Obligation Bonds, Series 2014 5.250% due 02/01/2034	3,500	3,823
Illinois State General Obligation Bonds, Series 2016 5.000% due 06/01/2027	4,200	4,805
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	890	976
5.000% due 05/01/2036	1,610	1,831
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	2,000	2,260
5.000% due 11/01/2026	3,000	3,435
5.000% due 11/01/2027	1,500	1,737
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2025	1,185	1,287
Illinois State Revenue Bonds, Series 2016
3.000% due 06/15/2031	2,830	2,765
3.000% due 06/15/2033	1,000	972
Illinois State Toll Highway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2041	5,000	5,822
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2017 4.950% due 12/15/2047	2,500	1,692
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017 5.000% due 06/01/2028	2,250	2,695

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Regional Transportation Authority, Illinois Revenue Bonds, (FGIC Insured), Series 2003 5.750% due 06/01/2033	5,600	7,488
		106,223
INDIANA 1.1%
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	5,000	5,053
Indianapolis Local Public Improvement Bond Bank Revenue Notes, Series 2019 1.450% due 06/01/2021	7,000	7,001
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	1,000	1,076
		13,130
KENTUCKY 0.5%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2017 5.000% due 08/15/2032	1,000	1,176
Kentucky State Property & Building Commission Revenue Bonds, Series 2019
4.000% due 11/01/2034	1,250	1,392
4.000% due 11/01/2038	400	438
Kentucky State Property & Building Commission Revenue Notes, Series 2019
5.000% due 11/01/2022	1,500	1,649
5.000% due 11/01/2024	1,390	1,614
		6,269
LOUISIANA 0.3%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2010 6.500% due 11/01/2035	1,400	1,455
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.000% due 06/01/2037	1,825	1,838
		3,293
MARYLAND 1.0%
Baltimore, Maryland Revenue Bonds, Series 2017
5.000% due 09/01/2028	1,500	1,797
5.000% due 09/01/2039	1,500	1,723
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013 5.000% due 05/15/2043	7,500	8,288
		11,808
MASSACHUSETTS 1.3%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	2,000	2,259
Commonwealth of Massachusetts General Obligation Bonds, Series 2019 5.000% due 05/01/2044	2,000	2,466
Massachusetts Development Finance Agency Revenue Bonds, Series 2016 5.000% due 01/01/2047	2,500	2,849
Massachusetts School Building Authority Revenue Bonds, Series 2012 5.000% due 08/15/2030	6,660	7,305
		14,879
MICHIGAN 1.9%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	4,350	5,439
Michigan Finance Authority Revenue Bonds, Series 2014 5.000% due 07/01/2044	2,000	2,132
Michigan Finance Authority Revenue Bonds, Series 2016 5.000% due 11/15/2041	4,000	4,692
Michigan Finance Authority Revenue Bonds, Series 2019 5.000% due 12/01/2048	3,000	3,599
Michigan State Building Authority Revenue Bonds, Series 2019
5.000% due 04/15/2035	1,000	1,272
5.000% due 04/15/2036	3,500	4,436
		21,570
MINNESOTA 0.4%
Rochester, Minnesota Revenue Bonds, Series 2018 4.000% due 11/15/2048	3,750	4,188
MISSOURI 0.2%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019 4.000% due 02/15/2044	2,200	2,419
NEBRASKA 1.1%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012 5.250% due 09/01/2037	5,000	5,439

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Douglas County, Nebraska Hospital Authority No 2 Revenue Bonds, Series 2008 1.620% due 08/15/2032	4,385	4,385
Nebraska Public Power District Revenue Bonds, Series 2013 5.000% due 01/01/2031	3,000	3,202
		13,026
NEVADA 0.8%
Clark Department of Aviation, Nevada Revenue Bonds, Series 2008 1.700% due 07/01/2029	3,280	3,280
Clark Department of Aviation, Nevada Revenue Bonds, Series 2014 4.250% due 07/01/2034	4,000	4,384
Reno, Nevada Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2048	1,000	1,084
5.000% due 06/01/2033	220	269
		9,017
NEW HAMPSHIRE 0.3%
New Hampshire Business Finance Authority Revenue Bonds, Series 2019 2.000% due 06/01/2049	3,000	3,009
NEW JERSEY 3.3%
Atlantic City, New Jersey General Obligation Bonds, (BAM Insured), Series 2017 5.000% due 03/01/2037	1,000	1,174
New Jersey Economic Development Authority Revenue Bonds, Series 1998 6.500% due 04/01/2031	480	566
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.250% due 07/01/2035	3,000	3,355
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.000% due 06/15/2031	1,500	1,780
5.000% due 06/15/2032	2,000	2,362
5.000% due 06/15/2044	1,500	1,723
New Jersey Turnpike Authority Revenue Bonds, Series 2019 5.000% due 01/01/2048	8,000	9,720
Rutgers The State University of New Jersey Revenue Bonds, Series 2019 3.915% due 05/01/2119	1,400	1,381
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	3,500	4,289
5.000% due 06/01/2031	2,605	3,154
5.000% due 06/01/2046	7,500	8,530
		38,034
NEW MEXICO 0.9%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2008 1.700% due 08/01/2034	8,600	8,600
University of New Mexico Revenue Notes, Series 2016 5.000% due 06/01/2026	1,000	1,226
		9,826
NEW YORK 17.5%
Battery Park City Authority, New York Revenue Bonds, Series 2019 5.000% due 11/01/2040	2,500	3,179
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009 6.250% due 07/15/2040	5,000	5,009
Housing Development Corp., New York Revenue Bonds, Series 2017 3.700% due 11/01/2047 (d)	1,750	1,824
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011 5.750% due 02/15/2047	1,000	1,051
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012 5.000% due 11/15/2028	10,000	11,028
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017 5.250% due 11/15/2057	1,000	1,192
Metropolitan Transportation Authority, New York Revenue Notes, Series 2019 5.000% due 09/01/2022	10,060	11,005
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017 4.000% due 07/01/2043 (d)	3,605	3,996
New York City Housing Development Corp., New York, Series 2017 3.750% due 11/01/2052 (d)	2,000	2,083
New York City Industrial Development Agency, New York Revenue Bonds, (FGIC Insured), Series 2006 5.000% due 03/01/2031	4,145	4,188
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2011 5.000% due 02/01/2027	5,990	6,238
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013 5.000% due 02/01/2025	7,000	7,830
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2016 5.000% due 08/01/2032	2,000	2,418
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018 5.000% due 05/01/2037	4,500	5,506
New York City, New York General Obligation Bonds, Series 2017 1.650% due 10/01/2046	10,000	10,000
New York City, New York General Obligation Bonds, Series 2018
4.000% due 12/01/2041	2,000	2,249

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2019 (Unaudited)

5.000% due 12/01/2038	5,000	6,181
New York City, New York Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	8,000	8,932
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018 5.000% due 07/15/2037	2,500	3,072
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2019 1.650% due 11/01/2044	2,250	2,250
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	5,000	5,343
5.750% due 11/15/2051	5,000	5,402
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	2,150	2,378
5.375% due 11/15/2040	2,000	2,253
New York State Dormitory Authority Revenue Bonds, Series 2019
3.142% due 07/01/2043	2,600	2,581
5.000% due 03/15/2041	4,000	4,924
5.000% due 05/01/2048	7,825	8,330
New York State Dormitory Authority Revenue Bonds, Series 2020 3.190% due 02/15/2043 (a)	2,500	2,513
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	5,000	5,716
New York State Thruway Authority Revenue Bonds, Series 2019
2.900% due 01/01/2035	2,000	1,995
5.000% due 01/01/2036	9,275	11,730
New York State Urban Development Corp. Revenue Bonds, Series 2019 5.000% due 03/15/2038	5,375	6,722
New York Transportation Development Corp. Revenue Notes, Series 2016 5.000% due 08/01/2026	2,485	2,602
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014 4.000% due 05/15/2029	1,710	1,725
Port Authority of New York & New Jersey Revenue Bonds, Series 2019
4.000% due 11/01/2059	2,500	2,729
5.000% due 09/01/2033	3,150	4,049
Syracuse Industrial Development Agency, New York Revenue Bonds, Series 2016 5.000% due 01/01/2030	1,500	1,670
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2005 1.600% due 11/01/2035	19,640	19,640
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012 5.000% due 11/15/2028	2,000	2,219
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2028	4,000	4,835
5.000% due 06/01/2041	1,500	1,682
		200,269
NORTH CAROLINA 0.4%
North Carolina Medical Care Commission Revenue Bonds, Series 2012 5.000% due 06/01/2036	2,500	2,732
North Carolina Turnpike Authority Revenue Bonds, Series 2019 0.000% due 01/01/2040 (c)	3,500	1,976
		4,708
OHIO 3.8%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
0.000% due 06/01/2047 (c)	16,500	1,170
0.000% due 06/01/2052 (c)	29,000	1,557
5.125% due 06/01/2024	9,345	9,358
5.375% due 06/01/2024	2,360	2,370
Cleveland-Cuyahoga County, Ohio Port Authority Revenue Bonds, Series 2018 5.250% due 12/01/2038	1,250	1,442
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011 5.000% due 12/01/2029	5,245	5,605
Ohio Air Quality Development Authority Revenue Bonds, Series 2005 2.100% due 04/01/2028	4,085	4,107
Ohio Air Quality Development Authority Revenue Bonds, Series 2014 2.400% due 12/01/2038	2,700	2,721
Ohio Air Quality Development Authority Revenue Notes, Series 2019 3.250% due 09/01/2029	2,760	2,853
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2026	2,750	3,064
5.250% due 02/15/2029	2,900	3,244
Ohio Turnpike & Infrastructure Commission Revenue Bonds, Series 2018 4.000% due 02/15/2032 (d)	5,000	5,641
		43,132
OKLAHOMA 0.3%
Oklahoma Development Finance Authority Revenue Bonds, Series 2019 4.000% due 08/01/2035	1,790	1,883
Oklahoma Development Finance Authority Revenue Notes, Series 2019
5.000% due 08/01/2028	715	857

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2019 (Unaudited)

5.000% due 08/01/2029	755	909
		3,649
OREGON 0.3%
Clackamas County, Oregon Hospital Facility Authority Revenue Notes, Series 2017 3.000% due 11/15/2022	1,375	1,375
Portland, Oregon Tax Allocation Bonds, Series 2011
5.000% due 06/15/2029	1,000	1,050
5.000% due 06/15/2031	500	525
		2,950
PENNSYLVANIA 2.9%
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017 7.750% due 12/01/2037	500	569
Chester County Health & Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2017 5.000% due 10/01/2052	2,500	2,909
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 06/01/2031	2,000	2,455
5.000% due 06/01/2032	2,000	2,448
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 5.000% due 02/15/2045 (d)	3,000	3,512
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2019 2.450% due 12/01/2039	2,250	2,264
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 09/01/2045	4,915	5,511
Pennsylvania Turnpike Commission Revenue Bonds, Series 2018
5.000% due 12/01/2043	3,000	3,638
5.000% due 12/01/2048	3,750	4,542
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2011 5.000% due 01/01/2041	5,000	5,154
		33,002
PUERTO RICO 2.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, (AGC Insured), Series 2008 5.000% due 07/01/2028	1,005	1,031
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 1.926% (0.67*US0003M + 0.520%) due 07/01/2029 ~	7,985	7,905
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	18,646	5,019
4.750% due 07/01/2053	3,655	3,825
5.000% due 07/01/2058	11,770	12,518
		30,298
RHODE ISLAND 0.5%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2040	4,830	5,365
SOUTH CAROLINA 0.8%
South Carolina Public Service Authority Revenue Bonds, Series 2014
5.000% due 12/01/2046	400	449
5.000% due 12/01/2049	7,000	7,760
South Carolina Public Service Authority Revenue Bonds, Series 2015 5.000% due 12/01/2050	1,000	1,127
		9,336
TENNESSEE 1.2%
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Notes, Series 2017 4.750% due 07/01/2027	375	415
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	6,250	7,189
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	4,000	4,393
5.000% due 02/01/2024	1,400	1,576
		13,573
TEXAS 8.6%
Austin Convention Enterprises, Inc., Texas Revenue Bonds, Series 2017
5.000% due 01/01/2030	755	885
5.000% due 01/01/2031	800	935
5.000% due 01/01/2032	655	764
Austin, Texas Water & Wastewater System Revenue Bonds, Series 2017 5.000% due 11/15/2037	2,000	2,444
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 4.000% due 02/15/2043	2,500	2,801
Dallas Love Field, Texas Revenue Bonds, Series 2017 5.000% due 11/01/2029	1,250	1,497
Goose Creek Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 3.000% due 10/01/2049	5,000	5,063

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013 5.000% due 04/01/2053	4,450	4,923
Houston, Texas Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2029	1,800	2,277
5.000% due 07/01/2034	1,000	1,238
5.000% due 07/01/2035	1,460	1,802
5.000% due 07/01/2036	1,000	1,231
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (d)	200	224
4.000% due 08/15/2035 (d)	700	781
4.000% due 08/15/2036 (d)	500	557
4.000% due 08/15/2037 (d)	800	888
4.000% due 08/15/2040 (d)	2,800	3,081
5.000% due 01/01/2042	2,000	2,169
North Texas Tollway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2039	4,230	4,924
North Texas Tollway Authority Revenue Bonds, Series 2017 5.000% due 01/01/2048	8,750	10,222
North Texas Tollway Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	4,000	4,722
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.600% due 08/01/2049	2,000	2,009
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2016 7.250% due 02/01/2036	7,000	7,030
Rowlett, Texas Special Assessment Bonds, Series 2016 5.750% due 09/15/2036	100	100
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2017 5.000% due 02/01/2047	5,000	5,941
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	2,305
5.250% due 12/15/2022	3,825	4,236
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	4,535	5,339
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012 5.000% due 12/15/2028	5,000	5,478
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 3.922% due 12/31/2049	2,200	2,215
Texas State General Obligation Bonds, Series 2016 5.500% due 08/01/2031	3,000	3,682
Texas Transportation Commission Revenue Bonds, Series 2019 5.000% due 08/01/2057	4,500	5,242
Texas Water Development Board Revenue Bonds, Series 2018 5.000% due 10/15/2043	1,000	1,215
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993 6.000% due 11/15/2022 (e)	500	503
		98,723
UTAH 1.0%
Salt Lake City Corp. Airport, Utah Revenue Bonds, Series 2017 5.000% due 07/01/2042	3,000	3,513
Salt Lake City Corp. Airport, Utah Revenue Bonds, Series 2018 5.000% due 07/01/2048	1,750	2,061
Utah County, Utah Revenue Bonds, Series 2016 4.000% due 05/15/2047	5,000	5,308
		10,882
VIRGINIA 0.4%
Prince William County, Virginia Industrial Development Authority Revenue Bonds, Series 2011 5.125% due 09/01/2041	2,000	2,116
Richmond, Virginia Public Utility Revenue Bonds, Series 2013 5.000% due 01/15/2029	2,000	2,221
		4,337
WASHINGTON 1.7%
Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018 4.000% due 01/01/2040 (d)	4,000	4,472
Washington Health Care Facilities Authority Revenue Bonds, Series 2009 5.000% due 08/15/2044	4,965	5,327
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
2.660% (MUNIPSA + 1.050%) due 01/01/2042 ~	3,000	3,053
5.000% due 01/01/2047	2,000	2,298
Washington Health Care Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/01/2049	4,000	4,722
		19,872
WEST VIRGINIA 0.3%
West Virginia Economic Development Authority Revenue Bonds, Series 2017 4.000% due 06/15/2040 (d)	2,000	2,206

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2019 (Unaudited)

West Virginia Economic Development Authority Revenue Notes, Series 2016 2.875% due 12/15/2026	1,475	1,496
		3,702
WISCONSIN 1.0%
Public Finance Authority, Wisconsin Revenue Notes, Series 2016 2.625% due 11/01/2025	1,500	1,555
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 5.000% due 11/15/2035	5,500	6,510
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2047 (d)	3,500	3,775
		11,840
Total Municipal Bonds & Notes (Cost $1,009,877)		1,075,572
SHORT-TERM INSTRUMENTS 4.1%
COMMERCIAL PAPER 1.0%
District of Columbia 1.150% due 01/09/2020	12,000	11,998
REPURCHASE AGREEMENTS (f) 0.5%		5,557
SHORT-TERM NOTES 2.6%
School District of Philadelphia, Pennsylvania Revenue Notes, Series 2019 4.000% due 03/31/2020	1,625	1,637
Texas State Revenue Notes, Series 2019 4.000% due 08/27/2020	27,500	28,015
		29,652
Total Short-Term Instruments (Cost $47,171)		47,207
Total Investments in Securities (Cost $1,060,058)		1,125,742
	SHARES
INVESTMENTS IN AFFILIATES 4.3%
SHORT-TERM INSTRUMENTS 4.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.3%
PIMCO Short-Term Floating NAV Portfolio III	4,994,493	49,411
Total Short-Term Instruments (Cost $49,405)		49,411
Total Investments in Affiliates (Cost $49,405)		49,411
Total Investments 102.7% (Cost $1,109,463)		$1,175,153
Financial Derivative Instruments (g)(h) (0.0)%(Cost or Premiums, net $0)		(6)
Other Assets and Liabilities, net (2.7)%		(30,589)
Net Assets 100.0%		$1,144,558

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.
(e)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$500	$503	0.04%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$5,557	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(5,670)	$5,557	$5,557
Total Repurchase Agreements						$(5,670)	$5,557	$5,557

(1)	Includes accrued interest.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2020	381	$(48,929)	$418	$42	$0
U.S. Treasury 30-Year Bond March Futures	03/2020	100	(15,591)	212	34	0
Total Futures Contracts				$630	$76	$0

Cash of $1,387 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON SECURITIES

										Swap Agreements, at Value
Counterparty	Pay/ Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BYL	Receive	New Jersey Economic Development Authority «	N/A	2.696% (1-Month USD-LIBOR plus a specified spread)	Semi-Annual	03/15/2021	$10,000	$0	$(82)	$0	$(82)
Total Swap Agreements								$0	$(82)	$0	$(82)

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2019 (Unaudited)

(1) Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$2,963	$0	$2,963
Municipal Bonds & Notes
Alabama	0	17,826	0	17,826
Arizona	0	25,448	0	25,448
California	0	94,338	0	94,338
Colorado	0	32,634	0	32,634
Connecticut	0	21,155	0	21,155
District of Columbia	0	10,325	0	10,325
Florida	0	39,293	0	39,293
Georgia	0	82,224	0	82,224
Illinois	0	106,223	0	106,223
Indiana	0	13,130	0	13,130
Kentucky	0	6,269	0	6,269
Louisiana	0	3,293	0	3,293
Maryland	0	11,808	0	11,808
Massachusetts	0	14,879	0	14,879
Michigan	0	21,570	0	21,570
Minnesota	0	4,188	0	4,188
Missouri	0	2,419	0	2,419
Nebraska	0	13,026	0	13,026
Nevada	0	9,017	0	9,017
New Hampshire	0	3,009	0	3,009
New Jersey	0	38,034	0	38,034
New Mexico	0	9,826	0	9,826
New York	0	200,269	0	200,269
North Carolina	0	4,708	0	4,708
Ohio	0	43,132	0	43,132
Oklahoma	0	3,649	0	3,649
Oregon	0	2,950	0	2,950
Pennsylvania	0	33,002	0	33,002
Puerto Rico	0	30,298	0	30,298
Rhode Island	0	5,365	0	5,365
South Carolina	0	9,336	0	9,336
Tennessee	0	13,573	0	13,573
Texas	0	98,723	0	98,723
Utah	0	10,882	0	10,882
Virginia	0	4,337	0	4,337
Washington	0	19,872	0	19,872
West Virginia	0	3,702	0	3,702
Wisconsin	0	11,840	0	11,840
Short-Term Instruments
Commercial Paper	0	11,998	0	11,998
Repurchase Agreements	0	5,557	0	5,557
Short-Term Notes	0	29,652	0	29,652

	$0	$1,125,742	$0	$1,125,742
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$49,411	$0	$0	$49,411

Total Investments	$49,411	$1,125,742	$0	$1,175,153

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$76	$0	$0	$76

Financial Derivative Instruments - Liabilities
Over the counter	$0	$0	$(82)	$(82)

Total Financial Derivative Instruments	$76	$0	$(82)	$(6)

Totals	$49,487	$1,125,742	$(82)	$1,175,147

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO Municipal Portfolio	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.4% ¤
CORPORATE BONDS & NOTES 1.3%
INDUSTRIALS 1.3%
Northwell Healthcare, Inc. 4.260% due 11/01/2047	$2,000	$2,148
Total Corporate Bonds & Notes (Cost $2,040)		2,148
MUNICIPAL BONDS & NOTES 90.7%
ARIZONA 0.9%
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019 5.000% due 07/01/2044	1,250	1,531
CALIFORNIA 7.1%
Alameda Corridor Transportation Authority, California Revenue Bonds, (NPFGC Insured), Series 1999 6.600% due 10/01/2029	2,000	2,473
California State General Obligation Bonds, Series 2019 5.000% due 04/01/2045	2,000	2,496
California State Public Works Board Revenue Bonds, (BABs), Series 2009 8.361% due 10/01/2034	1,000	1,540
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018 5.000% due 06/01/2031	1,270	1,521
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007 5.500% due 11/15/2027	1,000	1,261
Mount San Antonio Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2049	1,900	2,168
Sonoma County, California Revenue Bonds, Series 2010 6.000% due 12/01/2029	145	173
		11,632
COLORADO 0.7%
Colorado Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 11/15/2038	1,000	1,132
CONNECTICUT 3.8%
Connecticut Special Tax State Revenue Bonds, Series 2018 5.000% due 01/01/2035	2,500	3,022
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 07/01/2047	3,000	3,249
		6,271
FLORIDA 7.2%
Central Florida Expressway Authority Revenue Bonds, Series 2019 5.000% due 07/01/2044	1,000	1,215
Lee Memorial Health System, Florida Revenue Bonds, Series 2019 4.000% due 04/01/2037	1,500	1,674
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	1,500	1,666
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019 4.000% due 10/01/2048	2,500	2,777
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/15/2049	1,000	1,096
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	1,000	1,183
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017 4.000% due 08/15/2047	2,000	2,166
		11,777
HAWAII 1.1%
Hawaii Airports System State Revenue Bonds, Series 2018 5.000% due 07/01/2048	1,500	1,780
ILLINOIS 12.9%
Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2018 4.572% due 01/01/2054	2,500	3,036
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2027	3,000	3,399

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	December 31, 2019 (Unaudited)

5.250% due 01/01/2028	2,000	2,264
Illinois Finance Authority Revenue Bonds, Series 2011 6.000% due 08/15/2041	1,200	1,280
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	900	1,093
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2025	2,000	2,260
Illinois State Toll Highway Authority Revenue Bonds, Series 2019 5.000% due 01/01/2031	1,000	1,274
Railsplitter Tobacco Settlement Authority, Illinois Revenue Bonds, Series 2010 6.000% due 06/01/2028	6,205	6,630
		21,236
LOUISIANA 4.2%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 4.000% due 02/01/2040	1,500	1,685
Louisiana Public Facilities Authority Revenue Bonds, Series 2011 6.500% due 05/15/2037	4,810	5,157
		6,842
MARYLAND 0.7%
Baltimore County, Maryland General Obligation Bonds, Series 2018 4.000% due 03/01/2037	1,000	1,138
MASSACHUSETTS 1.5%
Commonwealth of Massachusetts General Obligation Bonds, Series 2019 5.000% due 05/01/2045	1,000	1,231
Massachusetts Development Finance Agency Revenue Bonds, Series 2019 5.000% due 09/01/2059	1,000	1,183
		2,414
MICHIGAN 2.1%
Michigan State University Revenue Bonds, Series 2019 4.000% due 02/15/2039	3,000	3,396
MINNESOTA 1.8%
St Cloud, Minnesota Revenue Bonds, Series 2019 5.000% due 05/01/2048	2,500	3,019
NEVADA 1.3%
Clark Department of Aviation, Nevada Revenue Bonds, Series 2014 4.250% due 07/01/2034	2,000	2,192
NEW JERSEY 1.7%
New Jersey Economic Development Authority Revenue Bonds, Series 2017 5.000% due 06/15/2034	1,000	1,148
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011 6.000% due 07/01/2037	1,500	1,609
		2,757
NEW YORK 14.5%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2011 5.250% due 05/01/2025	2,000	2,107
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017 4.000% due 11/15/2042	1,130	1,248
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018
5.000% due 05/01/2038	1,000	1,220
5.000% due 08/01/2042	6,100	7,399
New York City, New York General Obligation Bonds, Series 2019 5.000% due 08/01/2039	1,000	1,248
New York City, New York Water & Sewer System Revenue Bonds, Series 2018 5.000% due 06/15/2040	2,500	3,060
New York Liberty Development Corp. Revenue Bonds, Series 2011 5.750% due 11/15/2051	2,000	2,161
New York State Dormitory Authority Revenue Bonds, Series 2018 5.000% due 10/01/2048	500	775
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 07/01/2042	1,000	1,256
New York State Urban Development Corp. Revenue Bonds, Series 2019 4.000% due 03/15/2045	2,000	2,253
New York Transportation Development Corp. Revenue Bonds, Series 2018 5.000% due 01/01/2033	1,000	1,200
		23,927
OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009 6.449% due 02/15/2044	250	349

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	December 31, 2019 (Unaudited)

PENNSYLVANIA 8.6%
Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017 5.000% due 11/01/2047	2,000	2,277
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 4.000% due 02/15/2039	2,500	2,736
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2041	3,000	3,317
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/15/2049	550	664
Pennsylvania Turnpike Commission Revenue Bonds, Series 2017 5.000% due 12/01/2040	1,000	1,185
Pennsylvania Turnpike Commission Revenue Bonds, Series 2018 5.000% due 12/01/2043	3,250	3,924
		14,103
TENNESSEE 2.9%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010 6.568% due 07/01/2037	1,000	1,413
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.000% due 02/01/2025	3,000	3,452
		4,865
TEXAS 12.5%
Houston, Texas Combined Utility System Revenue Bonds, Series 2018 5.000% due 11/15/2043	3,000	3,670
Lower Colorado River Authority, Texas Revenue Bonds, Series 2019 5.000% due 05/15/2039	1,500	1,793
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017 4.000% due 08/15/2040	1,550	1,706
North Texas Tollway Authority Revenue Bonds, Series 2011 5.500% due 09/01/2041	1,500	1,607
North Texas Tollway Authority Revenue Bonds, Series 2017 5.000% due 01/01/2043	2,500	2,993
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007 5.500% due 08/01/2027	2,000	2,472
Texas Transportation Commission Revenue Bonds, Series 2019 5.000% due 08/01/2057	1,000	1,165
Texas Water Development Board Revenue Bonds, Series 2019 4.000% due 10/15/2049	3,000	3,372
University of Houston, Texas Revenue Bonds, Series 2017 4.000% due 02/15/2039	1,690	1,860
		20,638
WASHINGTON 4.0%
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018 5.000% due 07/01/2058	2,500	2,943
Washington State General Obligation Bonds, Series 2018 5.000% due 02/01/2042	3,000	3,633
		6,576
WISCONSIN 1.0%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	1,500	1,614
Total Municipal Bonds & Notes (Cost $138,011)		149,189
SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (a) 0.4%		597
Total Short-Term Instruments (Cost $597)		597
Total Investments in Securities (Cost $140,648)		151,934
	SHARES
INVESTMENTS IN AFFILIATES 6.4%
SHORT-TERM INSTRUMENTS 6.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.4%
PIMCO Short-Term Floating NAV Portfolio III	1,072,492	10,610

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	December 31, 2019 (Unaudited)

Total Short-Term Instruments (Cost $10,609)	10,610
Total Investments in Affiliates (Cost $10,609)	10,610
Total Investments 98.8% (Cost $151,257)	$162,544
Other Assets and Liabilities, net 1.2%	1,930
Net Assets 100.0%	$164,474

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$597	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(609)	$597	$597
Total Repurchase Agreements						$(609)	$597	$597

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$2,148	$0	$2,148
Municipal Bonds & Notes
Arizona	0	1,531	0	1,531
California	0	11,632	0	11,632
Colorado	0	1,132	0	1,132
Connecticut	0	6,271	0	6,271
Florida	0	11,777	0	11,777
Hawaii	0	1,780	0	1,780
Illinois	0	21,236	0	21,236
Louisiana	0	6,842	0	6,842
Maryland	0	1,138	0	1,138
Massachusetts	0	2,414	0	2,414
Michigan	0	3,396	0	3,396
Minnesota	0	3,019	0	3,019
Nevada	0	2,192	0	2,192
New Jersey	0	2,757	0	2,757
New York	0	23,927	0	23,927
Ohio	0	349	0	349
Pennsylvania	0	14,103	0	14,103
Tennessee	0	4,865	0	4,865
Texas	0	20,638	0	20,638
Washington	0	6,576	0	6,576
Wisconsin	0	1,614	0	1,614
Short-Term Instruments
Repurchase Agreements	0	597	0	597
	$0	$151,934	$0	$151,934
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,610	$0	$0	$10,610
Total Investments	$10,610	$151,934	$0	$162,544

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.0% ¤
MUNICIPAL BONDS & NOTES 91.1%
ALABAMA 0.8%
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018 4.000% due 06/01/2049	$1,000	$1,091
ARIZONA 1.3%
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2018
5.000% due 07/01/2029	300	367
5.000% due 07/01/2030	350	424
Maricopa County, Arizona Special Health Care District General Obligation Bonds, Series 2018 5.000% due 07/01/2029	500	632
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Notes, Series 2019 5.000% due 01/01/2029	175	227
		1,650
COLORADO 2.9%
Board of Governors of Colorado State University System Revenue Bonds, Series 2015 5.000% due 03/01/2028	500	597
Colorado Health Facilities Authority Revenue Bonds, Series 2019 5.000% due 11/15/2049	500	616
Denver Convention Center Hotel Authority, Colorado Revenue Bonds, Series 2016 5.000% due 12/01/2027	1,000	1,188
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2017 2.251% (0.67*US0001M + 1.050%) due 09/01/2039 ~	760	766
Solaris Metropolitan District No. 3, Colorado General Obligation Notes, Series 2016 3.750% due 12/01/2026	599	612
		3,779
CONNECTICUT 5.4%
Bridgeport, Connecticut General Obligation Notes, Series 2017 5.000% due 08/15/2027	1,000	1,211
Connecticut Special Tax State Revenue Bonds, Series 2018 5.000% due 01/01/2030	1,000	1,237
Connecticut State General Obligation Bonds, Series 2018 5.000% due 09/15/2030	1,000	1,247
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2015 2.112% (0.68*US0001M + 0.950%) due 07/01/2049 ~	1,000	1,001
Metropolitan District, Connecticut General Obligation Bonds, Series 2018 5.000% due 07/15/2030	1,000	1,255
Metropolitan District, Connecticut General Obligation Notes, Series 2019 5.000% due 07/15/2029	750	969
		6,920
DISTRICT OF COLUMBIA 0.4%
District of Columbia Revenue Bonds, Series 2015 5.000% due 07/15/2028	445	531
FLORIDA 4.7%
Escambia County, Florida Revenue Bonds, Series 2003 2.600% due 06/01/2023	1,000	1,037
Escambia County, Florida Revenue Bonds, Series 2019 2.000% due 11/01/2033	775	782
Florida Municipal Power Agency Revenue Bonds, Series 2015 5.000% due 10/01/2027	500	597
Florida Municipal Power Agency Revenue Bonds, Series 2019 5.000% due 10/01/2031	1,000	1,317
Florida Municipal Power Agency Revenue Notes, Series 2019 5.000% due 10/01/2029	590	760
Lee Memorial Health System, Florida Revenue Bonds, Series 2019 5.000% due 04/01/2033	1,000	1,181
Osceola County, Florida Transportation Revenue Notes, Series 2020 0.000% due 10/01/2027 (a)(b)	350	292
		5,966
GEORGIA 4.2%
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	1,250	1,308

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Burke County, Georgia Development Authority Revenue Bonds, Series 2017 3.250% due 11/01/2045	1,000	1,045
Houston Healthcare System, Inc., Georgia Revenue Bonds, Series 2016 5.000% due 10/01/2031	940	1,033
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	750	849
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019 5.000% due 01/01/2033	500	604
Municipal Electric Authority of Georgia Revenue Notes, Series 2019 5.000% due 01/01/2028	400	490
		5,329
GUAM 0.8%
Guam Government Waterworks Authority Revenue Notes, Series 2014 5.000% due 07/01/2024	850	967
ILLINOIS 8.4%
Chicago Board of Education, Illinois General Obligation Notes, Series 2018 5.000% due 12/01/2026	1,000	1,148
Chicago, Illinois General Obligation Notes, Series 2015 5.000% due 01/01/2026	1,000	1,122
Chicago, Illinois General Obligation Notes, Series 2019 5.000% due 01/01/2028	1,000	1,171
Illinois Development Finance Authority Revenue Bonds, Series 2013 2.450% due 11/15/2039	1,000	1,034
Illinois Finance Authority Revenue Bonds, Series 2007 1.590% due 08/15/2042	975	975
Illinois Finance Authority Revenue Bonds, Series 2019 2.450% due 10/01/2039	1,000	1,012
Illinois State General Obligation Bonds, Series 2012 4.000% due 01/01/2024	1,000	1,033
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2025	500	543
Illinois State Toll Highway Authority Revenue Bonds, Series 2019 5.000% due 01/01/2030	1,000	1,261
Illinois State Toll Highway Authority Revenue Notes, Series 2019 5.000% due 01/01/2027	500	616
Regional Transportation Authority, Illinois Revenue Bonds, (FGIC Insured), Series 2003 5.750% due 06/01/2033	600	802
		10,717
INDIANA 1.8%
Indiana Finance Authority Revenue Bonds, Series 2018 5.000% due 02/01/2031	750	941
Indiana Municipal Power Agency Revenue Bonds, Series 2019 5.000% due 01/01/2035	120	147
Indiana Municipal Power Agency Revenue Notes, Series 2019 5.000% due 01/01/2030	500	631
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	500	538
		2,257
IOWA 0.8%
Iowa Finance Authority Revenue Bonds, Series 2018 1.670% due 02/15/2041	1,000	1,000
KENTUCKY 1.8%
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 01/01/2049	1,000	1,105
Kentucky State Property & Building Commission Revenue Bonds, Series 2019 5.000% due 11/01/2031	1,000	1,227
		2,332
LOUISIANA 2.2%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 5.000% due 02/01/2031	750	980
Louisiana Public Facilities Authority Revenue Bonds, Series 2016 3.375% due 09/01/2028	1,000	1,018
Louisiana Stadium & Exposition District Revenue Notes, Series 2013 5.000% due 07/01/2023	500	564
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.200% due 06/01/2037	310	313
		2,875
MAINE 0.4%
Portland, Maine General Airport Revenue Bonds, Series 2019 5.000% due 01/01/2031	370	470

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2019 (Unaudited)

MARYLAND 0.9%
Baltimore, Maryland Revenue Notes, Series 2017 5.000% due 09/01/2026	1,000	1,196
MASSACHUSETTS 1.9%
Massachusetts Development Finance Agency Revenue Bonds, Series 2017 2.110% (MUNIPSA + 0.500%) due 07/01/2038 ~	750	752
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2030	500	619
Massachusetts State College Building Authority Revenue Notes, Series 2014 5.000% due 05/01/2024	1,000	1,128
		2,499
MICHIGAN 1.9%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	1,505	1,882
Michigan Finance Authority Revenue Bonds, Series 2015 5.000% due 07/01/2030	500	585
		2,467
MISSISSIPPI 0.6%
Mississippi Business Finance Corp. Revenue Bonds, Series 2002 3.200% due 09/01/2028	750	768
MISSOURI 0.6%
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds, Series 2010 5.000% due 07/01/2025	40	41
St Louis, Missouri Revenue Notes, Series 2019 2.500% due 06/01/2020	750	754
		795
NEBRASKA 0.6%

Omaha Public Power District, Nebraska Revenue Bonds, Series 2011 5.000% due 02/01/2023	750	781
NEVADA 0.6%

Clark Department of Aviation, Nevada Revenue Bonds, Series 2019 5.000% due 07/01/2031	650	829
NEW JERSEY 4.4%
New Jersey Economic Development Authority Revenue Notes, Series 2013 5.000% due 01/01/2024	570	646
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011 5.250% due 06/15/2024	1,000	1,060
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015 5.000% due 06/15/2022	500	542
New Jersey Turnpike Authority Revenue Bonds, Series 2017 5.000% due 01/01/2030	750	917
Rutgers The State University of New Jersey Revenue Bonds, Series 2013 5.000% due 05/01/2028	250	282
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2016 5.000% due 01/01/2035	290	330
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2031	500	605
Tobacco Settlement Financing Corp., New Jersey Revenue Notes, Series 2018 5.000% due 06/01/2028	1,000	1,232
		5,614
NEW MEXICO 0.7%

New Mexico Finance Authority Revenue Bonds, Series 2013 5.000% due 06/01/2025	805	909
NEW YORK 9.7%
Metropolitan Transportation Authority, New York Revenue Notes, Series 2019 5.000% due 05/15/2022	1,000	1,084
New York City, New York Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	1,000	1,116
New York City, New York Housing Development Corp. Revenue Bonds, Series 2019 1.750% due 05/01/2059	750	755
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018 5.000% due 07/15/2031	1,000	1,256
New York Convention Center Development Corp. Revenue Bonds, Series 2015 5.000% due 11/15/2027	750	906
New York State Dormitory Authority Revenue Bonds, Series 2012 5.000% due 12/15/2026	1,000	1,113

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2019 (Unaudited)

New York State Dormitory Authority Revenue Bonds, Series 2015 5.000% due 03/15/2030	1,000	1,176
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 05/01/2048	880	994
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	1,000	1,143
New York Transportation Development Corp. Revenue Notes, Series 2016 5.000% due 08/01/2026	1,000	1,047
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	750	895
5.000% due 06/01/2027	750	911
		12,396
NORTH CAROLINA 2.9%
North Carolina Medical Care Commission Revenue Bonds, Series 2012 5.000% due 10/01/2027	1,200	1,315
North Carolina State Revenue Bonds, Series 2019 5.000% due 05/01/2030	500	646
North Carolina State Revenue Notes, Series 2019
5.000% due 03/01/2020	500	503
5.000% due 05/01/2029	125	163
University of North Carolina at Greensboro Revenue Bonds, Series 2014 5.000% due 04/01/2025	1,000	1,153
		3,780
OHIO 3.6%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2019 5.000% due 02/15/2031	320	400
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012 5.000% due 02/15/2022	200	216
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014 5.000% due 12/01/2025	1,000	1,151
Hamilton County, Ohio Sales Tax Revenue Notes, Series 2016 5.000% due 12/01/2026	750	928
Ohio Higher Educational Facility Commission Revenue Notes, Series 2013 5.000% due 12/01/2023	1,000	1,144
Ohio State Turnpike Commission Revenue Bonds, Series 2013 5.000% due 02/15/2026	750	836
		4,675
OREGON 0.5%

Oregon Health & Science University Revenue Bonds, Series 2012 5.000% due 07/01/2026	575	627
PENNSYLVANIA 7.0%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018 5.000% due 06/01/2031	1,000	1,228
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018 5.000% due 06/01/2025	500	590
Commonwealth of Pennsylvania General Obligation Notes, Series 2016 5.000% due 01/15/2027	1,000	1,232
Delaware River Joint Toll Bridge Commission, Pennsylvania Revenue Notes, Series 2019 5.000% due 07/01/2026	500	616
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2013 5.000% due 01/01/2027	1,000	1,146
Delaware River Port Authority, Pennsylvania Revenue Notes, Series 2012 5.000% due 01/01/2023	525	578
Lehigh County, Pennsylvania Revenue Notes, Series 2019 5.000% due 07/01/2029	500	632
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018 2.240% (0.7*US0001M + 1.040%) due 08/15/2048 ~	750	757
Pennsylvania Turnpike Commission Revenue Bonds, Series 2017 5.000% due 12/01/2035	125	152
Pennsylvania Turnpike Commission Revenue Notes, Series 2018 2.210% (MUNIPSA + 0.600%) due 12/01/2023 ~	1,000	1,005
Philadelphia Gas Works, Co., Pennsylvania Revenue Bonds, Series 2015 5.000% due 08/01/2027	250	296
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2016 5.000% due 10/01/2026	660	801
		9,033
PUERTO RICO 0.3%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 1.926% (0.67*US0003M + 0.520%) due 07/01/2029 ~	345	342
SOUTH DAKOTA 0.5%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 11/01/2027	535	634

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2019 (Unaudited)

TENNESSEE 2.7%
Greeneville Health & Educational Facilities Board, Tennessee Revenue Notes, Series 2018 5.000% due 07/01/2025	1,000	1,120
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	1,000	1,150
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.250% due 09/01/2026	1,000	1,197
		3,467
TEXAS 11.6%
Austin Convention Enterprises, Inc., Texas Revenue Notes, Series 2017 5.000% due 01/01/2027	875	1,036
Corpus Christi, Texas Utility System Revenue Bonds, Series 2013 5.000% due 07/15/2028	1,000	1,122
Cypress-Fairbanks Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2019 5.000% due 02/15/2030	340	437
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2012 5.000% due 12/01/2028	325	360
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012 5.000% due 10/01/2023	690	763
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2013 5.000% due 11/01/2027	500	553
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008 1.680% due 12/01/2024	845	845
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2019 5.000% due 12/01/2028	390	497
Houston, Texas Airport System Revenue Bonds, Series 2018 5.000% due 07/01/2030	1,000	1,256
Houston, Texas Combined Utility System Revenue Notes, Series 2017 5.000% due 11/15/2026	645	799
Lower Colorado River Authority, Texas Revenue Bonds, Series 2019 5.000% due 05/15/2031	1,000	1,262
North Texas Tollway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2028	515	619
North Texas Tollway Authority Revenue Notes, Series 2016 5.000% due 01/01/2026	550	629
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2016 7.250% due 02/01/2036	1,000	1,004
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	1,275	1,501
Texas State University System Revenue Bonds, Series 2017 5.000% due 03/15/2030	330	403
Texas Water Development Board Revenue Bonds, Series 2018 5.000% due 04/15/2030	1,000	1,275
Texas Water Development Board Revenue Notes, Series 2018 5.000% due 10/15/2028	375	477
		14,838
UTAH 1.3%
Salt Lake City Corp. Airport, Utah Revenue Bonds, Series 2018 5.000% due 07/01/2030	500	627
Weber County, Utah Revenue Bonds, Series 2000 1.680% due 02/15/2031	1,000	1,000
		1,627
WASHINGTON 1.3%
Washington Health Care Facilities Authority Revenue Bonds, Series 2017 2.660% (MUNIPSA + 1.050%) due 01/01/2042 ~	1,000	1,018
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018 5.000% due 07/01/2030	500	622
		1,640
WEST VIRGINIA 0.4%
Mason County, West Virginia Revenue Bonds, Series 2003 2.750% due 10/01/2022	500	518
WISCONSIN 1.2%
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 04/01/2028	900	1,131

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2019 (Unaudited)

WPPI Energy, Wisconsin Revenue Notes, Series 2013 5.000% due 07/01/2021	365	385
		1,516
Total Municipal Bonds & Notes (Cost $111,072)		116,835
SHORT-TERM INSTRUMENTS 2.9%
COMMERCIAL PAPER 0.8%
District of Columbia 1.150% due 01/09/2020	1,000	1,000
REPURCHASE AGREEMENTS (c) 0.7%		897
SHORT-TERM NOTES 1.4%
School District of Philadelphia, Pennsylvania Revenue Notes, Series 2019 4.000% due 03/31/2020	850	856
Texas State Revenue Notes, Series 2019 4.000% due 08/27/2020	1,000	1,019
		1,875
Total Short-Term Instruments (Cost $3,770)		3,772
Total Investments in Securities (Cost $114,842)		120,607
	SHARES
INVESTMENTS IN AFFILIATES 5.1%
SHORT-TERM INSTRUMENTS 5.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.1%
PIMCO Short-Term Floating NAV Portfolio III	656,461	6,494
Total Short-Term Instruments (Cost $6,492)		6,494
Total Investments in Affiliates (Cost $6,492)		6,494
Total Investments 99.1% (Cost $121,334)		$127,101
Other Assets and Liabilities, net 0.9%		1,138
Net Assets 100.0%		$128,239

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security.  Rate shown is the rate in effect as of period end.  Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions.  Reference rate is as of reset date, which may vary by security.  These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

(b)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$897	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(917)	$897	$897
Total Repurchase Agreements						$(917)	$897	$897

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$1,091	$0	$1,091
Arizona	0	1,650	0	1,650
Colorado	0	3,779	0	3,779
Connecticut	0	6,920	0	6,920
District of Columbia	0	531	0	531
Florida	0	5,966	0	5,966
Georgia	0	5,329	0	5,329
Guam	0	967	0	967
Illinois	0	10,717	0	10,717
Indiana	0	2,257	0	2,257
Iowa	0	1,000	0	1,000
Kentucky	0	2,332	0	2,332
Louisiana	0	2,875	0	2,875
Maine	0	470	0	470
Maryland	0	1,196	0	1,196
Massachusetts	0	2,499	0	2,499
Michigan	0	2,467	0	2,467
Mississippi	0	768	0	768
Missouri	0	795	0	795
Nebraska	0	781	0	781
Nevada	0	829	0	829
New Jersey	0	5,614	0	5,614
New Mexico	0	909	0	909
New York	0	12,396	0	12,396
North Carolina	0	3,780	0	3,780
Ohio	0	4,675	0	4,675
Oregon	0	627	0	627
Pennsylvania	0	9,033	0	9,033
Puerto Rico	0	342	0	342
South Dakota	0	634	0	634
Tennessee	0	3,467	0	3,467
Texas	0	14,838	0	14,838
Utah	0	1,627	0	1,627
Washington	0	1,640	0	1,640
West Virginia	0	518	0	518
Wisconsin	0	1,516	0	1,516
Short-Term Instruments
Commercial Paper	0	1,000	0	1,000
Repurchase Agreements	0	897	0	897
Short-Term Notes	0	1,875	0	1,875
	$0	$120,607	$0	$120,607
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,494	$0	$0	$6,494

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Total Investments	$6,494	$120,607	$0	$127,101

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO New York Municipal Bond Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.6% ¤
MUNICIPAL BONDS & NOTES 95.0%
NEW YORK 92.9%
Battery Park City Authority, New York Revenue Bonds, Series 2013 5.000% due 11/01/2030	$3,000	$3,431
Battery Park City Authority, New York Revenue Bonds, Series 2019
1.540% due 11/01/2038	3,000	3,000
5.000% due 11/01/2038	3,750	4,792
5.000% due 11/01/2040	1,000	1,272
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009 6.375% due 07/15/2043	750	751
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2016 5.000% due 07/15/2042	3,500	3,946
Build NYC Resource Corp., New York Revenue Bonds, Series 2015
4.000% due 08/01/2031	575	625
5.000% due 08/01/2040	500	569
Build NYC Resource Corp., New York Revenue Bonds, Series 2016 5.000% due 07/01/2041	1,500	1,669
Build NYC Resource Corp., New York Revenue Bonds, Series 2017
5.000% due 08/01/2035	400	478
5.000% due 08/01/2036	500	597
5.000% due 11/01/2047 (b)	4,000	5,817
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2014
5.000% due 07/01/2034	440	513
5.000% due 07/01/2044	1,000	1,165
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016 5.000% due 07/01/2046	1,000	1,154
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017
5.000% due 07/01/2034	1,200	1,457
5.000% due 07/01/2035	1,100	1,333
Erie County, New York General Obligation Bonds, Series 2015
5.000% due 09/15/2026	300	362
5.000% due 09/15/2027	275	331
5.000% due 09/15/2028	275	329
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2011
4.625% due 07/01/2036	1,700	1,767
5.000% due 07/01/2041	1,500	1,574
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2017 5.000% due 07/01/2047	1,000	1,178
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011 5.750% due 02/15/2047	5,000	5,255
Long Island Power Authority, New York Revenue Bonds, Series 2017
5.000% due 09/01/2037	500	605
5.000% due 09/01/2042	2,000	2,393
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011 5.000% due 11/15/2036	3,000	3,228
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013 5.000% due 11/15/2032	2,500	2,802
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2015 5.000% due 11/15/2045	2,000	2,266
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016 5.250% due 11/15/2056	1,630	1,924
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
4.000% due 11/15/2035	3,500	3,944
5.250% due 11/15/2057	2,000	2,384
Metropolitan Transportation Authority, New York Revenue Notes, Series 2018 5.000% due 05/15/2021	3,525	3,700
Metropolitan Transportation Authority, New York Revenue Notes, Series 2019
5.000% due 05/15/2022	5,000	5,421
5.000% due 09/01/2022	4,910	5,371
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013 5.000% due 07/01/2043	1,500	1,711
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017
4.000% due 07/01/2037 (b)	280	315
4.000% due 07/01/2043 (b)	1,720	1,906
4.000% due 10/01/2047	2,130	2,262
5.000% due 12/01/2046	1,000	1,149
Monroe County, New York Industrial Development Agency Revenue Bonds, Series 2017 5.000% due 05/01/2031	1,500	1,864
Monroe County, New York Industrial Development Agency Revenue Notes, Series 2018 5.000% due 05/01/2028	1,000	1,286
Nassau County, New York General Obligation Notes, Series 2017 5.000% due 10/01/2027	2,500	3,130

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	December 31, 2019 (Unaudited)

New York City Housing Development Corp., New York, Series 2017 3.750% due 11/01/2052 (b)	1,000	1,041
New York City Industrial Development Agency, New York Revenue Bonds, (AGC Insured), Series 2009 7.000% due 03/01/2049	500	505
New York City Industrial Development Agency, New York Revenue Bonds, (FGIC Insured), Series 2006 5.000% due 03/01/2031	750	758
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2011 5.000% due 02/01/2027	3,500	3,645
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013 5.000% due 11/01/2042	2,000	2,247
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2015 5.000% due 11/01/2026	2,500	3,016
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2016 5.000% due 08/01/2032	1,000	1,209
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018
5.000% due 05/01/2037	2,500	3,059
5.000% due 05/01/2038	2,500	3,049
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019 5.000% due 11/01/2035	3,500	4,386
New York City Water & Sewer System, New York Revenue Bonds, Series 2001 1.680% due 06/15/2033	1,100	1,100
New York City Water & Sewer System, New York Revenue Bonds, Series 2018 5.000% due 06/15/2040	2,700	3,291
New York City Water & Sewer System, New York Revenue Bonds, Series 2019 4.000% due 06/15/2049 (b)	1,000	1,128
New York City, New York General Obligation Bonds, Series 2008 1.630% due 08/01/2027	2,000	2,000
New York City, New York General Obligation Bonds, Series 2009 5.000% due 08/01/2023	2,200	2,207
New York City, New York General Obligation Bonds, Series 2010 1.700% due 03/01/2039	10,000	10,000
New York City, New York General Obligation Bonds, Series 2012 1.680% due 04/01/2042	13,150	13,150
New York City, New York General Obligation Bonds, Series 2014 1.670% due 03/01/2040	8,200	8,200
New York City, New York General Obligation Bonds, Series 2015 1.650% due 06/01/2044	4,000	4,000
New York City, New York General Obligation Bonds, Series 2016
1.680% due 08/01/2044	9,235	9,235
4.000% due 12/01/2043	1,000	1,098
New York City, New York General Obligation Bonds, Series 2017 1.650% due 10/01/2046	5,420	5,420
New York City, New York General Obligation Bonds, Series 2018
1.650% due 12/01/2047	1,285	1,285
5.000% due 12/01/2038	5,000	6,181
New York City, New York Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	6,000	6,699
New York City, New York Housing Development Corp. Revenue Bonds, Series 2014 4.500% due 02/15/2048	5,000	5,301
New York City, New York Housing Development Corp. Revenue Bonds, Series 2015 4.350% due 11/01/2048	1,000	1,057
New York City, New York Housing Development Corp. Revenue Bonds, Series 2017 1.500% due 11/01/2057	5,000	5,000
New York City, New York Housing Development Corp. Revenue Bonds, Series 2019
1.570% due 05/01/2059	9,000	9,000
1.750% due 05/01/2059	2,000	2,014
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018
4.000% due 07/15/2045	5,000	5,579
5.000% due 07/15/2035	2,500	3,093
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2018 1.670% due 08/01/2042	5,000	5,000
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2019
1.650% due 11/01/2044	1,480	1,480
4.000% due 11/01/2038	5,000	5,725
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2006 1.490% due 10/01/2036	13,500	13,500
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2014 1.610% due 04/01/2044 ~	7,500	7,500
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2016 4.000% due 04/01/2027	1,570	1,853
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2019
5.000% due 12/01/2030	300	396
5.000% due 12/01/2031	250	328
5.000% due 12/01/2032	300	391
5.000% due 12/01/2033	300	390
5.000% due 12/01/2034	575	745
5.000% due 12/01/2035	350	452
5.000% due 12/01/2036	400	515
5.000% due 12/01/2037	275	353
5.000% due 12/01/2038	300	384
5.000% due 12/01/2039	250	319
New York City, New York Water & Sewer System Revenue Bonds, Series 2003 1.620% due 06/15/2035	7,500	7,500
New York City, New York Water & Sewer System Revenue Bonds, Series 2006 1.550% due 06/15/2038	1,690	1,690

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	December 31, 2019 (Unaudited)

New York City, New York Water & Sewer System Revenue Bonds, Series 2009 1.700% due 06/15/2041	2,600	2,600
New York City, New York Water & Sewer System Revenue Bonds, Series 2013
1.650% due 06/15/2049	6,425	6,425
1.670% due 06/15/2050	1,300	1,300
New York City, New York Water & Sewer System Revenue Bonds, Series 2014 1.650% due 06/15/2050	5,000	5,000
New York City, New York Water & Sewer System Revenue Bonds, Series 2017 5.000% due 06/15/2048 (b)	7,500	8,957
New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	500	537
5.000% due 11/15/2029	1,000	1,201
5.000% due 11/15/2045	2,000	2,340
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
0.000% due 06/01/2050 (a)	5,000	772
0.000% due 06/01/2055 (a)	6,375	356
New York Counties Tobacco Trust V Revenue Bonds, Series 2005 0.000% due 06/01/2055 (a)	7,500	461
New York Liberty Development Corp. Revenue Bonds, Series 2010 5.125% due 01/15/2044	1,000	1,001
New York Liberty Development Corp. Revenue Bonds, Series 2011 5.750% due 11/15/2051	7,000	7,563
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	1,500	1,659
New York Liberty Development Corp. Revenue Bonds, Series 2019
2.625% due 09/15/2069	2,100	2,110
2.800% due 09/15/2069	2,000	2,017
New York Local Government Assistance Corp. Revenue Bonds, Series 2008 1.680% due 04/01/2024	4,035	4,035
New York State Dormitory Authority Revenue Bonds, (BHAC/CR/NPFGC Insured), Series 2007 5.000% due 02/15/2027	1,000	1,239
New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2007 5.250% due 07/01/2021	1,000	1,062
New York State Dormitory Authority Revenue Bonds, Series 2010
5.000% due 07/01/2026	1,500	1,529
5.000% due 07/01/2035	500	510
5.500% due 07/01/2040	1,000	1,022
New York State Dormitory Authority Revenue Bonds, Series 2011 6.000% due 07/01/2040	500	512
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 05/15/2026	2,000	2,183
5.000% due 12/15/2026	4,000	4,450
New York State Dormitory Authority Revenue Bonds, Series 2013 5.000% due 03/15/2028	3,000	3,382
New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046	2,000	2,322
5.000% due 07/01/2050	1,285	1,488
New York State Dormitory Authority Revenue Bonds, Series 2017
5.000% due 12/01/2027	1,100	1,326
5.000% due 02/15/2038	1,600	1,920
5.000% due 07/01/2038	1,000	1,222
5.000% due 07/01/2043	1,530	1,844
New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 08/01/2036	4,500	5,004
4.000% due 07/01/2041	2,000	2,257
5.000% due 03/15/2030	5,000	6,320
5.000% due 03/15/2041	3,500	4,249
5.000% due 07/01/2048	1,675	2,020
5.000% due 10/01/2048	1,500	2,325
5.250% due 03/15/2038	3,500	4,402
New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 03/15/2039	5,000	6,183
5.000% due 03/15/2040	5,000	6,166
5.000% due 03/15/2041	2,000	2,462
5.000% due 03/15/2042	6,000	7,367
5.000% due 05/01/2048	5,000	5,771
5.000% due 07/01/2049	3,000	3,643
5.000% due 07/01/2050	5,000	6,200
New York State Energy Research & Development Authority Revenue Bonds, Series 1994
2.000% due 06/01/2029	2,000	2,003
3.500% due 10/01/2029	4,000	4,573
New York State Environmental Facilities Corp. Revenue Bonds, Series 2018 5.000% due 06/15/2043	2,500	3,057
New York State Housing Finance Agency Revenue Bonds, Series 2019 1.875% due 05/01/2050	2,000	2,002
New York State Thruway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2051	3,000	3,476
New York State Thruway Authority Revenue Bonds, Series 2018 4.000% due 01/01/2036	1,000	1,136
New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2037	2,500	2,855
5.000% due 01/01/2036	5,140	6,501
New York State Urban Development Corp. Revenue Bonds, Series 2017 4.000% due 03/15/2046	1,560	1,735
New York State Urban Development Corp. Revenue Bonds, Series 2019
5.000% due 03/15/2038	5,000	6,253

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	December 31, 2019 (Unaudited)

5.000% due 03/15/2039	2,875	3,529
New York Transportation Development Corp. Revenue Bonds, Series 2016 5.250% due 01/01/2050	4,500	5,043
New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2030	1,000	1,211
5.000% due 01/01/2034	2,000	2,395
New York Transportation Development Corp. Revenue Notes, Series 2016 5.000% due 08/01/2026	3,000	3,141
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014 4.000% due 05/15/2029	975	984
Oneida County, New York Industrial Development Agency Revenue Bonds, Series 2002 5.000% due 09/15/2028	2,640	2,648
Oneida County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2019 4.000% due 12/01/2049	2,000	2,206
Onondaga County, New York Industrial Development Agency Revenue Bonds, Series 2008 1.680% due 07/01/2037	2,460	2,460
Port Authority of New York & New Jersey Revenue Bonds, Series 2016 5.000% due 11/15/2041	1,620	1,899
Port Authority of New York & New Jersey Revenue Bonds, Series 2018
5.000% due 07/15/2038	4,000	4,937
5.000% due 09/01/2048	4,000	4,863
Port Authority of New York & New Jersey Revenue Bonds, Series 2019
5.000% due 09/01/2033	5,000	6,428
5.000% due 09/01/2039	2,500	3,144
Port Authority of New York & New Jersey Revenue Notes, Series 2010 5.000% due 12/01/2020	350	362
Port Chester-Rye Union Free School District, New York General Obligation Notes, Series 2019 2.500% due 06/12/2020	5,000	5,027
Saratoga County, New York Capital Resources Corp. Revenue Bonds, Series 2018
5.000% due 07/01/2037	525	646
5.000% due 07/01/2038	300	367
Suffolk County, New York General Obligation Notes, (AGM Insured), Series 2019 4.000% due 10/15/2029	5,125	5,889
Syracuse Industrial Development Agency, New York Revenue Bonds, Series 2016 5.000% due 01/01/2033	1,000	1,099
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2005 1.600% due 11/01/2035	10,000	10,000
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2018 5.000% due 11/15/2044	4,435	5,359
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019
5.000% due 11/15/2042	4,185	5,175
5.000% due 11/15/2043	5,985	7,384
Troy Capital Resource Corp., New York Revenue Bonds, Series 2010 5.125% due 09/01/2040	3,500	3,592
Troy Industrial Development Authority, New York Revenue Bonds, Series 2002 5.200% due 04/01/2037	2,750	2,911
TSASC, Inc., New York Revenue Bonds, Series 2016 5.000% due 06/01/2048	4,000	4,037
TSASC, Inc., New York Revenue Bonds, Series 2017 5.000% due 06/01/2041	1,000	1,121
TSASC, Inc., New York Revenue Notes, Series 2017 5.000% due 06/01/2027	3,000	3,644
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017 5.250% due 09/15/2053	1,000	1,022
Utility Debt Securitization Authority Revenue Bonds, Series 2015 5.000% due 12/15/2037 (b)	3,000	3,572
		546,900
PUERTO RICO 2.1%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 1.926% (0.67*US0003M + 0.520%) due 07/01/2029 ~	1,970	1,950
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (a)	7,200	1,938
4.750% due 07/01/2053	2,775	2,904
5.000% due 07/01/2058	3,920	4,169
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	1,200	1,250
		12,211
Total Municipal Bonds & Notes (Cost $539,054)		559,111
SHORT-TERM INSTRUMENTS 2.6%
REPURCHASE AGREEMENTS (c) 0.1%		529
SHORT-TERM NOTES 2.1%
Metropolitan Transportation Authority, New York Revenue Notes, Series 2019 4.000% due 07/01/2020	5,000	5,069

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Texas State Revenue Notes, Series 2019 4.000% due 08/27/2020	7,000	7,131
		12,200
MUNICIPAL BONDS & NOTES 0.4%
Metropolitan Transportation Authority, New York Revenue Notes, Series 2019 4.000% due 02/03/2020	2,190	2,195
Total Municipal Bonds & Notes (Cost $2,194)		2,195
Total Short-Term Instruments (Cost $14,910)		14,924
Total Investments in Securities (Cost $553,964)		574,035
	SHARES
INVESTMENTS IN AFFILIATES 3.9%
SHORT-TERM INSTRUMENTS 3.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.9%
PIMCO Short-Term Floating NAV Portfolio III	2,347,585	23,225
Total Short-Term Instruments (Cost $23,222)		23,225
Total Investments in Affiliates (Cost $23,222)		23,225
Total Investments 101.5% (Cost $577,186)		$597,260
Other Assets and Liabilities, net (1.5)%		(8,888)
Net Assets 100.0%		$588,372

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security.  Rate shown is the rate in effect as of period end.  Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions.  Reference rate is as of reset date, which may vary by security.  These securities may not indicate a reference rate and/or spread in their description.

(a)	Zero coupon security.
(b)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$529	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(543)	$529	$529
Total Repurchase Agreements						$(543)	$529	$529

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Municipal Bonds & Notes
New York	$0	$546,900	$0	$546,900
Puerto Rico	0	12,211	0	12,211
Short-Term Instruments
Repurchase Agreements	0	529	0	529
Short-Term Notes	0	12,200	0	12,200
Municipal Bonds & Notes	0	2,195	0	2,195
	$0	$574,035	$0	$574,035
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$23,225	$0	$0	$23,225
Total Investments	$23,225	$574,035	$0	$597,260

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.8% ¤
CORPORATE BONDS & NOTES 55.5%
BANKING & FINANCE 51.6%
Abanca Corp. Bancaria S.A. 6.125% due 01/18/2029 ●	EUR	1,500	$1,897
ABN AMRO Bank NV 4.750% due 09/22/2027 ●(c)(d)		26,400	32,120
AIB Group PLC
1.875% due 11/19/2029 ●		6,700	7,637
5.250% due 10/09/2024 ●(c)(d)		9,500	11,592
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 ●(d)		$3,000	3,063
American International Group, Inc.
1.335% (EUR003M + 1.730%) due 03/15/2067 ~	EUR	6,750	6,653
5.750% due 04/01/2048 ●		$2,000	2,202
ASR Nederland NV 4.625% due 10/19/2027 ●(c)(d)	EUR	750	901
Australia & New Zealand Banking Group Ltd. 6.750% due 06/15/2026 ●(c)(d)		$3,450	3,940
AXIS Specialty Finance LLC 4.900% due 01/15/2040 ●		7,000	7,098
Banca Monte dei Paschi di Siena SpA
4.000% due 07/10/2022	EUR	3,100	3,610
5.375% due 01/18/2028 ●		1,100	975
Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 09/24/2023 ●(c)(d)		14,400	17,672
6.000% due 03/29/2024 ●(c)(d)		800	1,002
Banco BTG Pactual S.A. 4.500% due 01/10/2025		$700	710
Banco Mercantil del Norte S.A. 6.750% due 09/27/2024 ●(c)(d)		4,300	4,474
Banco Votorantim S.A.
4.000% due 09/24/2022		900	918
4.500% due 09/24/2024		1,900	1,957
Barclays Bank PLC
7.625% due 11/21/2022 (d)		21,648	24,342
10.000% due 05/21/2021	GBP	1,400	2,066
Barclays PLC
3.250% due 01/17/2033		200	279
3.932% due 05/07/2025 ●		$300	315
4.337% due 01/10/2028		600	644
4.375% due 09/11/2024		200	210
4.610% due 02/15/2023 ●		200	209
5.088% due 06/20/2030 ●		15,400	17,167
5.200% due 05/12/2026		1,300	1,427
6.375% due 12/15/2025 ●(c)(d)	GBP	400	573
7.125% due 06/15/2025 ●(c)(d)		4,900	7,351
7.250% due 03/15/2023 ●(c)(d)		2,700	3,908
7.875% due 03/15/2022 ●(c)(d)		$200	216
8.000% due 06/15/2024 ●(c)(d)		4,500	5,038
BNP Paribas S.A.
7.000% due 08/16/2028 ●(c)(d)		34,200	39,703
7.375% due 08/19/2025 ●(c)(d)		1,750	2,021
7.625% due 03/30/2021 ●(c)(d)		700	739
Cooperatieve Rabobank UA
4.625% due 12/29/2025 ●(c)(d)	EUR	5,400	6,682
4.625% due 05/23/2029	GBP	350	553
5.500% due 06/29/2020 ●(c)(d)	EUR	800	920
6.625% due 06/29/2021 ●(c)(d)		800	976
CPI Property Group S.A.
4.375% due 08/09/2023 ●(c)		2,400	2,816
4.875% due 07/16/2025 ●(c)		1,700	2,008
Credit Agricole S.A.
7.500% due 06/23/2026 ●(c)(d)	GBP	16,250	25,930
7.875% due 01/23/2024 ●(c)(d)		$1,075	1,228
Credit Suisse AG
5.750% due 09/18/2025 ●(d)	EUR	800	933
6.500% due 08/08/2023 (d)		$950	1,062
Credit Suisse Group AG
6.250% due 12/18/2024 ●(c)(d)		3,800	4,145
6.375% due 08/21/2026 ●(c)(d)		7,000	7,563
7.125% due 07/29/2022 ●(c)(d)		300	323
7.250% due 09/12/2025 ●(c)(d)		16,700	18,656
7.500% due 07/17/2023 ●(c)(d)		8,500	9,309

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2019 (Unaudited)

7.500% due 12/11/2023 ●(c)(d)		8,200	9,240
Danske Bank A/S
5.875% due 04/06/2022 ●(c)(d)	EUR	1,050	1,264
7.000% due 06/26/2025 ●(c)		$5,000	5,367
Deutsche Bank AG
3.961% due 11/26/2025 ●		5,600	5,723
4.100% due 01/13/2026		13,000	13,187
6.250% due 04/30/2020 ●(c)(d)		5,200	4,679
DNB Bank ASA
4.875% due 11/12/2024 ●(c)		9,000	9,011
6.500% due 03/26/2022 ●(c)(d)		200	212
Erste Group Bank AG
6.500% due 04/15/2024 ●(c)(d)	EUR	200	261
8.875% due 10/15/2021 ●(c)(d)		4,800	6,157
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		$600	635
6.750% due 03/15/2022		1,900	1,984
Freedom Mortgage Corp.
8.250% due 04/15/2025		3,850	3,784
10.750% due 04/01/2024		3,100	3,211
Genworth Holdings, Inc. 7.200% due 02/15/2021		700	723
HSBC Bank PLC 5.375% due 08/22/2033	GBP	400	688
HSBC Holdings PLC
3.803% due 03/11/2025 ●		$200	210
4.750% due 07/04/2029 ●(c)(d)	EUR	12,750	16,147
5.875% due 09/28/2026 ●(c)(d)	GBP	200	292
6.000% due 09/29/2023 ●(c)(d)	EUR	600	778
6.500% due 03/23/2028 ●(c)(d)		$200	220
HVB Funding Trust 7.760% due 10/13/2036	GBP	4,986	9,837
ING Groep NV
5.750% due 11/16/2026 ●(c)(d)		$15,300	16,120
6.500% due 04/16/2025 ●(c)(d)		20,548	22,287
Intesa Sanpaolo SpA
4.000% due 09/23/2029		10,500	10,659
7.750% due 01/11/2027 ●(c)(d)	EUR	1,250	1,703
Jefferies Finance LLC
6.250% due 06/03/2026		$2,200	2,310
7.250% due 08/15/2024		2,650	2,737
KBC Group NV
4.250% due 10/24/2025 ●(c)(d)	EUR	15,200	17,638
4.750% due 03/05/2024 ●(c)(d)		200	245
La Mondiale SAM 4.375% due 04/24/2029 ●(c)(d)		800	965
LeasePlan Corp. NV 7.375% due 05/29/2024 ●(c)(d)		1,700	2,137
Liberty Mutual Group, Inc. 3.625% due 05/23/2059 ●		4,100	4,816
Lloyds Banking Group PLC
4.582% due 12/10/2025		$200	217
5.125% due 12/27/2024 ●(c)(d)	GBP	5,000	6,884
7.500% due 09/27/2025 ●(c)(d)		$8,250	9,257
7.625% due 06/27/2023 ●(c)(d)	GBP	1,050	1,564
7.875% due 06/27/2029 ●(c)(d)		7,000	11,729
National Westminster Bank PLC
1.725% (EUR003M + 2.150%) due 04/05/2020 ~(c)	EUR	3,000	3,352
2.159% due 02/28/2020 ~(c)		$400	347
Nationwide Building Society
4.000% due 09/14/2026		1,100	1,158
5.875% due 12/20/2024 ●(c)(d)	GBP	2,300	3,306
Nordea Bank Abp 6.625% due 03/26/2026 ●(c)(d)		$2,350	2,608
Nova Ljubljanska Banka dd 3.650% due 11/19/2029 ●	EUR	3,000	3,441
Nykredit Realkredit A/S 6.250% due 10/26/2020 ●(c)(d)		300	352
Permanent TSB Group Holdings PLC 2.125% due 09/26/2024 ●		3,100	3,511
RCI Banque S.A. 2.625% due 02/18/2030 ●		10,500	11,929
Royal Bank of Scotland Group PLC
1.750% due 03/02/2026 ●		500	589
3.754% due 11/01/2029 ●		$2,500	2,553
5.076% due 01/27/2030 ●		200	230
6.000% due 12/19/2023		500	556
6.100% due 06/10/2023		700	771
7.500% due 08/10/2020 ●(c)(d)		9,925	10,160
7.648% due 09/30/2031 ●(c)		6,350	9,124
8.000% due 08/10/2025 ●(c)(d)		3,000	3,459
8.625% due 08/15/2021 ●(c)(d)		5,853	6,339
Santander UK Group Holdings PLC
4.750% due 09/15/2025		3,900	4,196
6.750% due 06/24/2024 ●(c)(d)	GBP	4,600	6,724
7.375% due 06/24/2022 ●(c)(d)		4,305	6,229

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2019 (Unaudited)

Santander UK PLC 5.000% due 11/07/2023		$1,500	1,615
SBL Holdings LLC 5.125% due 11/13/2026		4,100	4,125
Societe Generale S.A.
6.750% due 04/06/2028 ●(c)(d)		22,960	25,363
7.375% due 09/13/2021 ●(c)(d)		5,365	5,696
7.375% due 10/04/2023 ●(c)(d)		800	875
8.000% due 09/29/2025 ●(c)(d)		1,250	1,470
SRLEV NV 9.000% due 04/15/2041 ●	EUR	10,000	12,385
Svenska Handelsbanken AB 5.250% due 03/01/2021 ●(c)(d)		$4,840	4,931
UBS AG 7.625% due 08/17/2022 (d)		4,015	4,528
UBS Group AG
6.875% due 03/22/2021 ●(c)(d)		14,015	14,614
7.000% due 02/19/2025 ●(c)(d)		10,300	11,806
7.125% due 08/10/2021 ●(c)(d)		2,000	2,124
UniCredit SpA
6.572% due 01/14/2022		600	644
7.500% due 06/03/2026 ●(c)(d)	EUR	18,500	24,319
USB Realty Corp. 3.148% (US0003M + 1.147%) due 01/15/2022 ~(c)		$6,567	5,674
Virgin Money UK PLC
4.000% due 09/25/2026 ●	GBP	200	277
4.000% due 09/03/2027 ●		400	553
7.875% due 12/14/2028 ●		1,750	2,623
9.250% due 06/08/2024 ●(c)(d)		3,700	5,562
VIVAT NV 7.000% due 06/19/2025 ●(c)(d)	EUR	2,500	3,020
			715,749
INDUSTRIALS 1.9%
Altice Luxembourg S.A. 8.000% due 05/15/2027		1,600	2,017
Bayer AG 3.125% due 11/12/2079 ●		3,000	3,458
DriveTime Automotive Group, Inc. 8.000% due 06/01/2021		$3,000	3,054
Enbridge, Inc.
5.500% due 07/15/2077 ●		7,000	7,233
6.250% due 03/01/2078 ●		2,000	2,172
Fairstone Financial, Inc. 7.875% due 07/15/2024		3,100	3,341
goeasy Ltd. 5.375% due 12/01/2024		1,800	1,837
TOTAL S.A. 3.369% due 10/06/2026 ●(c)	EUR	2,000	2,567
			25,679
UTILITIES 2.0%
Dominion Energy, Inc. 4.650% due 12/15/2024 ●(c)		$7,000	7,150
Electricite de France S.A. 3.000% due 09/03/2027 ●(c)	EUR	1,800	2,084
NextEra Energy Capital Holdings, Inc. 5.650% due 05/01/2079 ●		$7,000	7,754
Transcanada Trust 5.500% due 09/15/2079 ●		5,000	5,260
Vodafone Group PLC 7.000% due 04/04/2079 ●		5,100	5,988
			28,236
Total Corporate Bonds & Notes (Cost $726,513)			769,664
U.S. GOVERNMENT AGENCIES 0.5%
Farm Credit Bank of Texas 6.200% due 06/15/2028 ●(c)		7,000	7,394
Total U.S. Government Agencies (Cost $7,000)			7,394
		SHARES
PREFERRED SECURITIES 31.4%
BANKING & FINANCE 30.4%
Abanca Corp. Bancaria S.A. 7.500% due 10/02/2023 ●(c)(d)		1,400,000	1,710
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 ●(c)(d)		1,600,000	1,810

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2019 (Unaudited)

8.875% due 04/14/2021 ●(c)(d)	8,800,000	10,842
Banco Santander S.A.
5.250% due 09/29/2023 ●(c)(d)	800,000	958
6.250% due 09/11/2021 ●(c)(d)	6,700,000	8,016
Bank of America Corp.
5.125% due 06/20/2024 ●(c)	6,600,000	6,990
5.875% due 03/15/2028 ●(c)	30,350,000	33,679
6.100% due 03/17/2025 ●(c)	9,000,000	10,031
Bankia S.A. 6.375% due 09/19/2023 ●(c)(d)	5,400,000	6,587
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(c)	2,000,000	2,045
CaixaBank S.A.
5.250% due 03/23/2026 ●(c)(d)	12,000,000	13,780
6.750% due 06/13/2024 ●(c)(d)	7,400,000	9,354
Charles Schwab Corp. 5.000% due 12/01/2027 ●(c)	13,875,000	14,625
CIT Group, Inc. 5.625% due 12/15/2024 (c)	240,000	6,120
Citigroup, Inc.
5.000% due 09/12/2024 ●(c)	7,100,000	7,442
5.900% due 02/15/2023 ●(c)	5,000,000	5,316
5.950% due 05/15/2025 ●(c)	10,500,000	11,467
6.300% due 05/15/2024 ●(c)	23,954,000	25,973
Citizens Financial Group, Inc. 6.375% due 04/06/2024 ●(c)	8,400,000	8,980
CoBank ACB 6.250% (US0003M + 4.557%) due 10/01/2022 ~(c)	2,000	211
Cooperatieve Rabobank UA 6.910% due 06/10/2038 ●(c)	150,000	302
Discover Financial Services 5.500% due 10/30/2027 ●(c)	18,000,000	18,981
E*TRADE Financial Corp.
5.300% due 03/15/2023 ●(c)	12,500,000	12,556
5.875% due 09/15/2026 ●(c)	2,000,000	2,132
Farm Credit Bank of Texas 10.000% due 06/15/2020 (c)(e)	3,000	3,101
First Republic Bank 4.700% due 12/31/2024 (c)	280,000	7,106
Goldman Sachs Group, Inc.
4.950% due 02/10/2025 ●(c)	7,900,000	8,199
5.000% due 11/10/2022 ●(c)	19,900,000	20,079
5.500% due 08/10/2024 ●(c)	5,992,000	6,419
HBOS Sterling Finance Jersey LP 7.881% due 12/09/2031 ●(c)	5,700,000	11,812
HSBC Bank Capital Funding Sterling LP 5.844% due 11/05/2031 ●(c)	8,813,000	15,912
HSBC Capital Funding LP 10.176% due 06/30/2030 ●(c)	966,000	1,595
JPMorgan Chase & Co.
5.000% due 08/01/2024 ●(c)	10,000,000	10,412
5.406% (US0003M + 3.470%) due 01/30/2020 ~(c)	12,815,000	12,950
6.100% due 10/01/2024 ●(c)	11,800,000	12,886
Morgan Stanley
4.875% due 01/15/2025 (c)	280,000	7,056
5.850% (US0003M + 3.491%) due 04/15/2027 ~(c)	100,000	2,836
Nationwide Building Society 10.250% ~	73,204	16,096
RBS Capital Trust 6.425% due 01/03/2034 ●(c)	6,200,000	8,729
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (c)	5,300,000	7,580
SVB Financial Group 5.250% due 02/15/2025 (c)	280,000	7,238
Synchrony Financial 5.625% due 11/15/2024 (c)	280,000	7,154
U.S. Bancorp 5.300% due 04/15/2027 ●(c)	3,750,000	4,142
Voya Financial, Inc. 6.125% due 09/15/2023 ●(c)	4,000,000	4,303
Wells Fargo & Co.
5.664% (US0003M + 3.770%) due 03/15/2020 ~(c)	5,376,000	5,450
5.875% due 06/15/2025 ●(c)	3,600,000	4,008
5.900% due 06/15/2024 ●(c)	15,432,000	16,814
		421,784
INDUSTRIALS 1.0%
General Electric Co. 5.000% due 01/21/2021 ●(c)	9,095,000	8,922

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2019 (Unaudited)

Land O’ Lakes, Inc. 7.000% due 09/18/2028 (c)	6,000,000	5,591
		14,513
Total Preferred Securities (Cost $416,109)		436,297
SHORT-TERM INSTRUMENTS 11.4%
REPURCHASE AGREEMENTS (f) 11.0%		152,590
	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.4%
1.575% due 01/02/2020 - 03/26/2020 (a)(b)(i)	5,413	5,399
Total Short-Term Instruments (Cost $157,989)		157,989
Total Investments in Securities (Cost $1,307,611)		1,371,344
	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	5,240	52
Total Short-Term Instruments (Cost $52)		52
Total Investments in Affiliates (Cost $52)		52
Total Investments 98.8% (Cost $1,307,663)		$1,371,396
Financial Derivative Instruments (g)(h) (0.5)%(Cost or Premiums, net $633)		(6,776)
Other Assets and Liabilities, net 1.7%		23,254
Net Assets 100.0%		$1,387,874

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security.  Rate shown is the rate in effect as of period end.  Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions.  Reference rate is as of reset date, which may vary by security.  These securities may not indicate a reference rate and/or spread in their description.

●

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Contingent convertible security.

(e)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Farm Credit Bank of Texas	10.000%	06/15/2020	05/16/2017	$3,682	$3,101	0.22%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)    REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$1,490	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(1,521)	$1,490	$1,490
JPS	1.650	12/31/2019	01/02/2020	151,100	U.S. Treasury Bonds 3.000% due 11/15/2045	(152,854)	151,100	151,114
Total Repurchase Agreements						$(154,375)	$152,590	$152,604

(1)      Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2019 was $(73) at a weighted average interest rate of (0.900%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)    FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2020	15	$1,779	$(10)	$0	$0
U.S. Treasury 10-Year Note March Futures	03/2020	117	15,025	(167)	0	(13)
				$(177)	$0	$(13)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2020	185	$(35,379)	$610	$232	$0
United Kingdom Long Gilt March Futures	03/2020	231	(40,200)	326	389	(175)
				$936	$621	$(175)
Total Futures Contracts				$759	$621	$(188)

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2019 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
iTraxx Europe Subordinated 31 5-Year Index	(1.000)%	Quarterly	06/20/2024	EUR	22,700	$513	$(520)	$(7)	$21	$0

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(4)	6-Month GBP-LIBOR	0.750%	Semi-Annual	03/18/2030	GBP	6,400	$67	$158	$225	$49	$0
Receive(4)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050		700	17	71	88	15	0
							$84	$229	$313	$64	$0
Total Swap Agreements							$597	$(291)	$306	$85	$0

Cash of $3,610 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end.  Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BPS	01/2020	EUR	19,848		$22,060	$0	$(214)
	01/2020	GBP	99,680		129,221	0	(2,842)
	01/2020		$116	EUR	104	1	0
	01/2020		180	GBP	139	4	0
BRC	01/2020	EUR	851		$945	0	(10)
	01/2020	GBP	647		837	0	(21)
	01/2020		$203	EUR	182	1	0
CBK	01/2020	GBP	691		$899	0	(16)
	01/2020		$1,610	EUR	1,450	17	0
GLM	01/2020	EUR	202,688		$224,012	0	(3,442)
HUS	01/2020		1,229		1,364	0	(15)
	01/2020	GBP	5,795		7,505	6	(179)
JPM	01/2020	EUR	2,005		2,229	0	(21)
SSB	01/2020	GBP	682		899	0	(4)
TOR	01/2020	EUR	30,044		33,181	0	(534)
Total Forward Foreign Currency Contracts						$29	$(7,298)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

										Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(2)		Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	Standard Chartered PLC	(1.000)%	Quarterly	12/20/2024	0.845%	EUR	2,800	$36	$(61)	$0	$(25)
Total Swap Agreements								$36	$(61)	$0	$(25)

(i)

Securities with an aggregate market value of $4,757 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2019 (Unaudited)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end.  Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$715,749	$0	$715,749
Industrials	0	25,679	0	25,679
Utilities	0	28,236	0	28,236
U.S. Government Agencies	0	7,394	0	7,394
Preferred Securities
Banking & Finance	37,510	384,274	0	421,784
Industrials	0	14,513	0	14,513
Short-Term Instruments
Repurchase Agreements	0	152,590	0	152,590
U.S. Treasury Bills	0	5,399	0	5,399
	$37,510	$1,333,834	$0	$1,371,344
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$52	$0	$0	$52
Total Investments	$37,562	$1,333,834	$0	$1,371,396
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	621	85	0	706
Over the counter	0	29	0	29
	$621	$114	$0	$735
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(188)	0	0	(188)
Over the counter	0	(7,323)	0	(7,323)
	$(188)	$(7,323)	$0	$(7,511)
Total Financial Derivative Instruments	$433	$(7,209)	$0	$(6,776)
Totals	$37,995	$1,326,625	$0	$1,364,620

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 103.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Charter Communications Operating LLC 3.550% (LIBOR03M + 1.750%) due 02/01/2027 ~		$1,062	$1,070
Total Loan Participations and Assignments (Cost $1,061)			1,070
CORPORATE BONDS & NOTES 9.8%
BANKING & FINANCE 7.0%
Ally Financial, Inc.
4.250% due 04/15/2021		100	102
4.625% due 05/19/2022		100	105
American Tower Corp. 3.800% due 08/15/2029		2,800	2,995
AXA Equitable Holdings, Inc. 4.350% due 04/20/2028		1,100	1,194
Banco del Estado de Chile 4.125% due 10/07/2020		5,300	5,370
Bank of America Corp. 2.682% (US0003M + 0.790%) due 03/05/2024 ~		2,000	2,010
Bank of Ireland 7.375% due 06/18/2020 ●(g)(h)	EUR	1,600	1,854
Barclays Bank PLC
7.625% due 11/21/2022 (h)		$2,000	2,249
10.179% due 06/12/2021		5,100	5,669
Barclays PLC
3.200% due 08/10/2021		1,300	1,319
3.284% (US0003M + 1.380%) due 05/16/2024 ~		3,300	3,339
4.337% due 01/10/2028		600	644
4.610% due 02/15/2023 ●		2,900	3,029
4.972% due 05/16/2029 ●		600	676
5.088% due 06/20/2030 ●		600	669
5.200% due 05/12/2026		600	658
7.125% due 06/15/2025 ●(g)(h)	GBP	900	1,350
7.875% due 03/15/2022 ●(g)(h)		$200	216
8.000% due 12/15/2020 ●(g)(h)	EUR	1,900	2,278
BOC Aviation Ltd. 4.000% due 01/25/2024		$400	418
Citigroup, Inc. 2.930% (US0003M + 1.023%) due 06/01/2024 ~		3,100	3,138
CNH Industrial Capital LLC 4.375% due 11/06/2020		300	305
Cooperatieve Rabobank UA
5.500% due 06/29/2020 ●(g)(h)	EUR	1,500	1,725
6.625% due 06/29/2021 ●(g)(h)		2,600	3,172
Credit Suisse Group AG 6.375% due 08/21/2026 ●(g)(h)		$1,500	1,621
Deutsche Bank AG
0.105% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	1,200	1,343
3.149% (US0003M + 1.230%) due 02/27/2023 ~		$2,800	2,746
3.961% due 11/26/2025 ●		7,300	7,461
4.250% due 10/14/2021		3,800	3,908
Erste Group Bank AG 8.875% due 10/15/2021 ●(g)(h)	EUR	200	257
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028		1,100	1,335
Ford Motor Credit Co. LLC
2.853% (US0003M + 0.810%) due 04/05/2021 ~		$1,700	1,693
2.865% (US0003M + 0.930%) due 09/24/2020 ~		2,300	2,304
3.550% due 10/07/2022		1,600	1,624
Goldman Sachs Group, Inc.
3.080% (US0003M + 1.170%) due 11/15/2021 ~		1,000	1,008
3.514% (US0003M + 1.600%) due 11/29/2023 ~		100	104
GSPA Monetization Trust 6.422% due 10/09/2029		109	128
HSBC Holdings PLC
2.504% (US0003M + 0.600%) due 05/18/2021 ~		1,200	1,201
2.904% (US0003M + 1.000%) due 05/18/2024 ~		600	605
3.000% due 05/29/2030 ●	GBP	2,300	3,216
3.543% (US0003M + 1.500%) due 01/05/2022 ~		$600	612
4.292% due 09/12/2026 ●		1,300	1,405
ING Groep NV 5.750% due 11/16/2026 ●(g)(h)		500	527

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

JPMorgan Chase & Co.
2.509% (US0003M + 0.610%) due 06/18/2022 ~		3,100	3,113
2.824% (US0003M + 0.890%) due 07/23/2024 ~		2,600	2,622
3.166% (US0003M + 1.230%) due 10/24/2023 ~		300	305
3.797% due 07/23/2024 ●		1,100	1,159
Lloyds Banking Group PLC
2.858% due 03/17/2023 ●		5,100	5,164
4.050% due 08/16/2023		3,000	3,181
4.550% due 08/16/2028		1,500	1,680
7.500% due 09/27/2025 ●(g)(h)		2,400	2,693
Mitsubishi UFJ Financial Group, Inc.
2.623% due 07/18/2022		2,600	2,635
2.796% (US0003M + 0.860%) due 07/26/2023 ~		1,100	1,109
Morgan Stanley 3.124% (US0003M + 1.220%) due 05/08/2024 ~		200	204
Nationwide Building Society 4.363% due 08/01/2024 ●		1,300	1,379
Navient Corp. 8.000% due 03/25/2020		133	135
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021		100	99
2.600% due 09/28/2022		200	200
2.650% due 07/13/2022		300	301
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		550	588
Royal Bank of Scotland Group PLC
2.000% due 03/04/2025 ●	EUR	100	119
2.875% due 09/19/2026 ●	GBP	500	691
4.269% due 03/22/2025 ●		$1,300	1,381
4.892% due 05/18/2029 ●		1,700	1,922
5.076% due 01/27/2030 ●		600	690
7.500% due 08/10/2020 ●(g)(h)		3,000	3,071
8.000% due 08/10/2025 ●(g)(h)		1,000	1,153
8.625% due 08/15/2021 ●(g)(h)		3,400	3,682
Santander UK Group Holdings PLC 4.796% due 11/15/2024 ●		2,000	2,159
Santander UK PLC 2.875% due 06/18/2024		3,500	3,579
SL Green Realty Corp. 4.500% due 12/01/2022		1,300	1,370
Springleaf Finance Corp.
7.750% due 10/01/2021		200	218
8.250% due 12/15/2020		200	210
Standard Chartered PLC 3.091% (US0003M + 1.200%) due 09/10/2022 ~		3,600	3,630
UBS AG
4.750% due 02/12/2026 ●(h)	EUR	3,700	4,363
5.125% due 05/15/2024 (h)		$1,600	1,728
7.625% due 08/17/2022 (h)		2,350	2,650
UBS Group AG
2.950% due 09/24/2020		500	504
4.125% due 09/24/2025		500	544
UniCredit SpA
6.572% due 01/14/2022		2,500	2,685
7.830% due 12/04/2023		3,200	3,734
WPC Eurobond BV 2.250% due 04/09/2026	EUR	2,800	3,375
			147,607
INDUSTRIALS 2.0%
BAT Capital Corp. 3.222% due 08/15/2024		$100	102
BAT International Finance PLC 3.950% due 06/15/2025		300	317
Campbell Soup Co.
2.524% (US0003M + 0.630%) due 03/15/2021 ~		300	301
3.650% due 03/15/2023		1,800	1,875
Canadian Pacific Railway Co. 4.500% due 01/15/2022		200	210
Centene Corp. 4.750% due 01/15/2025		1,700	1,769
Charter Communications Operating LLC
3.559% (US0003M + 1.650%) due 02/01/2024 ~		3,500	3,603
4.464% due 07/23/2022		3,100	3,258
4.908% due 07/23/2025		1,000	1,102
Comcast Corp. 3.950% due 10/15/2025		505	551
Daimler Finance North America LLC 2.810% (US0003M + 0.900%) due 02/15/2022 ~		2,300	2,318
Dell International LLC 4.420% due 06/15/2021		2,700	2,779
Deutsche Telekom International Finance BV 2.225% due 01/17/2020		150	150
Enbridge, Inc. 2.594% (US0003M + 0.700%) due 06/15/2020 ~		300	301

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

Fairstone Financial, Inc. 7.875% due 07/15/2024		700	755
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (b)	EUR	1,800	2,143
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		$1,700	1,807
Imperial Brands Finance PLC
3.125% due 07/26/2024		200	202
3.500% due 07/26/2026		6,960	7,003
INEOS Finance PLC 2.125% due 11/15/2025	EUR	2,900	3,281
McDonald’s Corp. 2.366% (US0003M + 0.430%) due 10/28/2021 ~		$1,100	1,104
Occidental Petroleum Corp.
2.900% due 08/15/2024		1,700	1,728
3.360% (US0003M + 1.450%) due 08/15/2022 ~		1,400	1,408
Penske Truck Leasing Co. LP 3.200% due 07/15/2020		200	201
Reynolds American, Inc. 4.000% due 06/12/2022		100	104
Sasol Financing USA LLC 5.875% due 03/27/2024		400	433
Textron, Inc. 2.451% (US0003M + 0.550%) due 11/10/2020 ~		1,500	1,500
United Technologies Corp. 2.554% (US0003M + 0.650%) due 08/16/2021 ~		300	300
ZF North America Capital, Inc. 4.500% due 04/29/2022		400	412
			41,017
UTILITIES 0.8%
AT&T, Inc.
2.657% (US0003M + 0.750%) due 06/01/2021 ~		4,400	4,427
2.951% (US0003M + 0.950%) due 07/15/2021 ~		900	909
3.067% (US0003M + 1.180%) due 06/12/2024 ~		3,300	3,359
Mississippi Power Co. 2.597% (US0003M + 0.650%) due 03/27/2020 ~		2,383	2,384
NextEra Energy Capital Holdings, Inc. 3.342% due 09/01/2020		50	50
Petrobras Global Finance BV 5.093% due 01/15/2030		1,346	1,444
Rio Oil Finance Trust 8.200% due 04/06/2028		1,200	1,389
Sempra Energy 2.344% (US0003M + 0.450%) due 03/15/2021 ~		900	901
Sprint Communications, Inc. 6.000% due 11/15/2022		1,000	1,051
Sprint Corp.
7.250% due 09/15/2021		800	848
7.875% due 09/15/2023		600	663
			17,425
Total Corporate Bonds & Notes (Cost $200,653)			206,049
MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.0%
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010 6.971% due 08/01/2035		200	206
ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010 6.200% due 12/01/2040		1,200	1,572
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040		800	1,082
Chicago, Illinois General Obligation Bonds, Series 2015 7.375% due 01/01/2033		400	480
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		285	334
6.725% due 04/01/2035		585	687
			4,155
NEW JERSEY 0.1%
Middlesex County, New Jersey Improvement Authority Revenue Bonds, (AGM Insured), Series 2004 0.000% due 10/01/2022 (d)		1,935	1,789
Total Municipal Bonds & Notes (Cost $5,181)			6,150
U.S. GOVERNMENT AGENCIES 39.8%
Fannie Mae
2.310% due 08/01/2022		199	200
2.870% due 09/01/2027		1,000	1,035

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

3.820% due 09/01/2021	4,445	4,548
3.834% due 03/01/2034 ●	124	129
3.998% due 07/01/2035 ●	122	127
4.500% due 09/25/2040	2,063	2,466
4.644% due 12/01/2034 ●	104	109
Freddie Mac
3.500% due 07/15/2042	6,893	7,300
4.000% due 01/01/2048 - 03/01/2049	7,979	8,363
6.500% due 05/01/2035	311	346
Ginnie Mae
2.059% due 08/20/2047 ●	829	825
3.237% due 04/20/2068 ●	3,434	3,448
3.500% due 11/20/2044 ●	2,112	2,153
Ginnie Mae, TBA 5.000% due 01/01/2050	4,800	5,060
Small Business Administration
5.490% due 03/01/2028	64	69
6.020% due 08/01/2028	528	570
Uniform Mortgage-Backed Security
2.500% due 10/01/2049 - 01/01/2050	96,397	95,318
3.500% due 02/01/2043 - 09/01/2048	56,106	58,090
4.000% due 12/01/2040 - 08/01/2049	224,628	234,102
6.000% due 08/01/2036 - 04/01/2041	1,455	1,646
6.500% due 09/01/2036	215	239
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2050	152,300	154,275
3.500% due 01/01/2050 - 02/01/2050	65,100	66,931
4.000% due 01/01/2050 - 02/01/2050	154,000	160,172
4.500% due 02/01/2050	30,500	32,129
Total U.S. Government Agencies (Cost $835,040)		839,650
U.S. TREASURY OBLIGATIONS 27.8%
U.S. Treasury Bonds
3.000% due 08/15/2048 (o)	600	675
3.000% due 02/15/2049 (o)	19,200	21,642
4.625% due 02/15/2040 (o)	3,100	4,283
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2022 (m)	36,953	36,936
0.125% due 04/15/2022 (m)	62,327	62,240
0.125% due 07/15/2022 (m)(o)	5,148	5,170
0.375% due 01/15/2027	4,794	4,868
0.625% due 07/15/2021	51,952	52,538
0.625% due 01/15/2026 (o)	6,130	6,319
0.625% due 02/15/2043 (o)	895	906
1.000% due 02/15/2046	5,105	5,619
1.000% due 02/15/2048	21,498	23,810
1.000% due 02/15/2049	23,409	26,037
1.375% due 02/15/2044 (o)	5,079	5,995
2.000% due 01/15/2026	11,669	12,974
2.375% due 01/15/2027 (o)	3,701	4,273
U.S. Treasury Notes
1.125% due 09/30/2021 (m)(o)	17,200	17,058
1.500% due 08/15/2026 (o)	4,700	4,604
1.625% due 02/15/2026 (o)	3,300	3,268
2.125% due 05/15/2025 (m)(o)	33,150	33,808
2.375% due 05/15/2029	7,000	7,271
2.625% due 12/31/2025 (o)	12,400	12,994
2.625% due 02/15/2029	156,800	166,090
3.000% due 09/30/2025 (o)	31,000	33,086
3.000% due 10/31/2025 (o)	31,000	33,105
Total U.S. Treasury Obligations (Cost $565,125)		585,569
NON-AGENCY MORTGAGE-BACKED SECURITIES 6.5%
Adjustable Rate Mortgage Trust 4.194% due 01/25/2036 ^~	3,073	2,769
American Home Mortgage Assets Trust 6.250% due 11/25/2046 þ	854	768
Banc of America Funding Trust 4.282% due 09/20/2046 ^~	3,588	3,297
Bear Stearns Adjustable Rate Mortgage Trust 4.387% due 08/25/2033 ~	99	99
Bear Stearns ALT-A Trust 4.413% due 05/25/2035 ~	148	150
Chase Mortgage Finance Trust 4.040% due 09/25/2036 ^~	946	888
Citigroup Mortgage Loan Trust
2.032% due 11/25/2036 ●	256	259
3.228% due 09/25/2059 þ	3,231	3,240
3.258% due 04/25/2066 ~	2,167	2,175
4.169% due 09/25/2037 ^~	78	76
CitiMortgage Alternative Loan Trust 2.392% due 04/25/2037 ●	1,095	883
Countrywide Alternative Loan Trust
1.912% due 12/25/2046 ●	4,995	4,880

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

1.962% due 11/25/2036 ●		1,278	1,260
5.500% due 06/25/2025		1,398	1,393
5.500% due 11/25/2035 ^		489	431
6.000% due 12/25/2035 ^		1,729	1,652
6.000% due 05/25/2036 ^		211	161
6.250% due 08/25/2036		3,218	2,738
7.000% due 10/25/2037		411	247
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 01/25/2037 ^		1,160	937
6.000% due 02/25/2037 ^		1,191	949
Countrywide Home Loan Reperforming REMIC Trust 2.132% due 06/25/2035 ●		371	359
Credit Suisse Mortgage Capital Trust
3.319% due 10/27/2059 ~		4,379	4,383
4.082% due 06/25/2050 ~		2,334	1,942
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
1.982% due 02/25/2037 ^●		3,899	3,615
2.292% due 02/25/2035 ●		269	261
Downey Savings & Loan Association Mortgage Loan Trust 1.954% due 10/19/2036 ●		877	789
First Horizon Alternative Mortgage Securities Trust 3.765% due 06/25/2036 ^~		2,916	2,709
HarborView Mortgage Loan Trust 1.969% due 12/19/2036 ●		1,285	1,147
Hawksmoor Mortgages 1.761% due 05/25/2053 ●	GBP	8,913	11,835
Impac CMB Trust 2.432% due 03/25/2035 ●		$903	889
IndyMac Mortgage Loan Trust
1.992% due 11/25/2046 ●		3,747	3,584
2.272% due 07/25/2035 ●		1,296	1,263
JPMorgan Chase Commercial Mortgage Securities Trust 3.190% due 12/15/2031 ●		2,200	2,200
JPMorgan Mortgage Trust
3.717% due 07/27/2037 ~		549	559
4.106% due 07/25/2035 ~		417	423
5.750% due 01/25/2036 ^		46	35
Lehman Mortgage Trust 2.442% due 11/25/2036 ●		867	561
Lehman XS Trust 2.017% due 08/25/2046 ●		2,143	2,059
Luminent Mortgage Trust 4.226% due 04/25/2036 ~		3,802	3,496
MASTR Asset Securitization Trust 6.000% due 06/25/2036 ^		862	808
Merrill Lynch Alternative Note Asset Trust
1.878% due 02/25/2037 ●		45	45
1.992% due 03/25/2037 ●		8,748	3,583
6.000% due 03/25/2037		227	157
Merrill Lynch Mortgage Investors Trust
3.996% due 02/25/2036 ~		7	7
4.005% due 04/25/2035 ~		71	71
MF1 2019-FL2 Ltd. 2.922% due 12/25/2034 ●		5,000	5,012
Morgan Stanley Mortgage Loan Trust 6.000% due 08/25/2036		378	295
MortgageIT Trust 2.312% due 12/25/2035 ●		2,053	2,049
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		5,164	5,169
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ		142	110
NovaStar Mortgage Funding Trust 1.516% due 09/25/2046 ●		2,651	1,226
Prime Mortgage Trust 6.000% due 06/25/2036 ^		553	547
RBSSP Resecuritization Trust
1.958% due 02/26/2037 ●		1,314	1,318
2.304% due 04/26/2037 ●		64	64
Residential Accredit Loans, Inc. Trust
2.042% due 08/25/2037 ●		107	102
3.255% due 10/25/2037 ~		1,834	1,731
6.000% due 01/25/2037 ^		199	189
6.000% due 03/25/2037		509	472
Residential Funding Mortgage Securities, Inc. Trust 4.766% due 04/25/2037 ~		1,118	1,053
Sequoia Mortgage Trust 1.068% due 09/20/2046 ^~		640	526
Structured Adjustable Rate Mortgage Loan Trust
4.025% due 08/25/2035 ~		169	142
4.413% due 03/25/2036 ^~		227	212
Structured Asset Securities Corp. 5.500% due 06/25/2035		2,609	2,754
Thornburg Mortgage Securities Trust
3.399% due 03/25/2044 ~		450	453
3.649% due 12/25/2044 ~		647	662

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

3.960% due 09/25/2037 ~		6	6
Towd Point Mortgage Funding 0.000% due 07/20/2045 ●	GBP	13,300	17,617
Towd Point Mortgage Funding PLC 1.820% due 10/20/2051 ●		4,000	5,329
WaMu Mortgage Pass-Through Certificates Trust
2.062% due 12/25/2045 ●		$108	108
2.572% due 01/25/2045 ●		4,177	4,158
3.239% due 02/25/2046 ●		364	372
3.717% due 06/25/2037 ^~		708	668
3.835% due 06/25/2037 ^~		267	257
3.844% due 12/25/2035 ~		1,229	1,231
3.884% due 10/25/2035 ~		137	137
3.936% due 01/25/2035 ~		295	306
Washington Mutual Mortgage Pass-Through Certificates Trust
1.872% due 09/25/2036 ●		1,876	698
2.042% due 02/25/2036 ●		2,636	2,419
2.989% due 02/25/2047 ^●		4,318	3,980
3.179% due 04/25/2046 ●		342	321
Wells Fargo Mortgage-Backed Securities Trust 4.821% due 09/25/2036 ^~		52	51
Total Non-Agency Mortgage-Backed Securities (Cost $134,246)			137,776
ASSET-BACKED SECURITIES 10.5%
Aames Mortgage Investment Trust 2.782% due 07/25/2035 ●		3,900	3,914
Accredited Mortgage Loan Trust 2.052% due 09/25/2036 ●		2,204	2,164
Allegro CLO Ltd. 3.156% due 01/30/2026 ●		137	137
Argent Securities Trust 1.982% due 03/25/2036 ●		5,016	4,657
Asset-Backed Securities Corp. Home Equity Loan Trust 2.602% due 06/25/2034 ●		3,795	3,745
Avery Point CLO Ltd. 2.982% due 07/17/2026 ●		3,280	3,278
Bear Stearns Asset-Backed Securities Trust
2.842% due 08/25/2037 ●		2,843	2,479
4.276% due 07/25/2036 ~		232	233
BNPP AM Euro CLO 0.650% due 10/15/2031 ●	EUR	900	1,010
Cairn CLO BV 0.670% due 01/31/2030 ●		3,400	3,814
Centex Home Equity Loan Trust 2.437% due 03/25/2034 ●		$440	436
CIFC Funding Ltd. 2.800% due 10/25/2027 ●		2,000	1,996
Citigroup Mortgage Loan Trust
1.982% due 05/25/2037 ●		3,255	2,465
2.052% due 03/25/2036 ●		6,278	6,023
6.750% due 05/25/2036 þ		449	325
Citigroup Mortgage Loan Trust, Inc.
2.092% due 10/25/2036 ●		2,266	2,234
2.692% due 09/25/2035 ^●		3,400	3,356
Countrywide Asset-Backed Certificates
1.932% due 07/25/2037 ●		2,093	1,901
1.982% due 07/25/2036 ●		81	81
1.992% due 02/25/2037 ●		1,049	960
Countrywide Asset-Backed Certificates Trust
1.932% due 03/25/2037 ●		1,073	1,038
1.942% due 03/25/2047 ^●		3,884	3,828
1.952% due 03/25/2037 ●		120	120
2.532% due 08/25/2047 ●		1,860	1,843
CSAB Mortgage-Backed Trust 5.684% due 12/25/2036 þ		7,430	2,768
CVC Cordatus Loan Fund DAC 0.650% due 07/21/2030 ●	EUR	2,900	3,233
ECMC Group Student Loan Trust 2.792% due 07/25/2069 ●		$2,226	2,216
Ellington Loan Acquisition Trust 2.892% due 05/25/2037 ●		2,544	2,547
Encore Credit Receivables Trust 2.527% due 09/25/2035 ●		350	350
Euro-Galaxy CLO BV
0.750% due 01/17/2031 ●	EUR	1,800	2,008
0.820% due 11/10/2030 ●		2,000	2,236
Exeter Automobile Receivables Trust 3.200% due 04/15/2022		$2,932	2,938
First Franklin Mortgage Loan Trust
1.952% due 11/25/2036 ●		1,805	1,771
2.102% due 09/25/2036 ●		485	450
2.152% due 11/25/2035 ●		2,776	2,691
Fremont Home Loan Trust
1.932% due 11/25/2036 ●		1,372	938
1.942% due 10/25/2036 ●		4,092	2,009

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

2.527% due 01/25/2035 ●		1,570	1,568
2.527% due 07/25/2035 ●		176	176
GLS Auto Receivables Issuer Trust
2.470% due 11/15/2023		5,983	5,992
2.580% due 07/17/2023		4,061	4,068
GSAA Home Equity Trust
1.862% due 03/25/2036 ●		820	421
2.112% due 04/25/2047 ●		1,896	1,233
6.295% due 06/25/2036 þ		1,383	612
GSAMP Trust
1.882% due 01/25/2037 ●		6,578	4,418
1.892% due 12/25/2046 ●		610	375
1.922% due 12/25/2046 ●		3,343	2,154
2.022% due 01/25/2037 ●		1,300	1,149
Halcyon Loan Advisors Funding Ltd. 3.053% due 10/22/2025 ●		348	348
Home Equity Mortgage Loan Asset-Backed Trust 2.012% due 04/25/2037 ●		1,385	1,086
JPMorgan Mortgage Acquisition Trust
2.002% due 10/25/2036 ●		2,204	2,158
2.092% due 03/25/2037 ●		4,300	3,998
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		1,289	1,302
Long Beach Mortgage Loan Trust 2.012% due 02/25/2036 ●		4,044	3,960
Merrill Lynch Mortgage Investors Trust 1.902% due 08/25/2037 ●		13,951	8,911
Monarch Grove CLO 2.820% due 01/25/2028 ●		2,400	2,393
Morgan Stanley ABS Capital, Inc. Trust
2.007% due 03/25/2037 ●		3,134	1,678
2.722% due 07/25/2035 ●		3,854	3,852
Mountain Hawk CLO Ltd. 3.203% due 04/18/2025 ●		498	498
Navient Private Education Loan Trust 2.140% due 12/16/2058 ●		5	5
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.032% due 10/25/2036 ^þ		900	347
NovaStar Mortgage Funding Trust 1.992% due 09/25/2037 ●		3,140	3,071
Octagon Investment Partners Ltd. 2.851% due 07/15/2027 ●		3,000	2,996
OHA Credit Partners Ltd. 2.976% due 10/20/2025 ●		71	71
Option One Mortgage Loan Trust
1.932% due 03/25/2037 ●		1,098	844
2.152% due 01/25/2036 ●		6,400	5,952
2.572% due 02/25/2035 ●		2,774	2,748
Ozlme BV 0.820% due 01/18/2030 ●	EUR	2,600	2,917
Palmer Square Loan Funding Ltd. 2.836% due 10/24/2027 ●		$4,100	4,101
Renaissance Home Equity Loan Trust
2.892% due 09/25/2037 ●		862	470
5.586% due 11/25/2036 þ		2,128	1,113
Residential Asset Securities Corp. Trust
2.232% due 12/25/2035 ●		4,700	4,573
2.372% due 06/25/2033 ●		383	354
Securitized Asset-Backed Receivables LLC Trust 2.272% due 10/25/2035 ●		4,800	4,430
Seneca Park CLO Ltd. 3.122% due 07/17/2026 ●		1,440	1,441
SLM Student Loan Trust
0.000% due 12/15/2023 ●	EUR	165	185
3.440% due 04/25/2023 ●		$740	743
Sound Point CLO Ltd. 3.084% due 01/23/2029 ●		2,900	2,898
Soundview Home Loan Trust
1.962% due 07/25/2037 ●		1,669	1,519
2.102% due 02/25/2036 ●		3,000	2,821
3.092% due 10/25/2037 ●		2,161	1,831
South Carolina Student Loan Corp. 2.907% due 09/03/2024 ●		689	690
Specialty Underwriting & Residential Finance Trust 2.392% due 12/25/2036 ●		3,077	3,026
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		1,340	1,340
Structured Asset Investment Loan Trust 2.572% due 02/25/2035 ●		5,572	5,560
Structured Asset Securities Corp. Mortgage Loan Trust 2.132% due 02/25/2036 ●		484	486
Symphony CLO Ltd. 2.951% due 07/14/2026 ●		6,000	6,004
Telos CLO Ltd.
2.952% due 04/17/2028 ●		2,500	2,496
3.272% due 01/17/2027 ●		5,822	5,823

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

THL Credit Wind River CLO Ltd. 2.856% due 10/15/2027 ●		4,400	4,400
TICP CLO Ltd. 2.766% due 07/20/2027 ●		1,294	1,293
Toro European CLO 3 DAC 0.650% due 04/15/2030 ●	EUR	1,000	1,122
Towd Point Mortgage Trust
3.000% due 11/25/2058 ~		$2,888	2,908
3.533% due 10/25/2057 ~		4,700	4,606
Venture CLO Ltd. 2.992% due 04/20/2029 ●		5,200	5,196
Vericrest Opportunity Loan Transferee LLC 3.125% due 09/25/2047 þ		607	609
Total Asset-Backed Securities (Cost $220,137)			221,531
SOVEREIGN ISSUES 2.3%
Argentina Government International Bond
3.750% due 12/31/2038 þ		7,400	3,633
5.875% due 01/11/2028		3,500	1,655
42.836% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	2,196	20
56.589% (ARLLMONP) due 06/21/2020 ~(a)		73,733	667
Brazil Government International Bond 4.750% due 01/14/2050		$1,494	1,476
Israel Government International Bond 4.125% due 01/17/2048		300	348
Japan Government International Bond 0.100% due 03/10/2028 (f)	JPY	3,571,513	33,823
Qatar Government International Bond 5.250% due 01/20/2020		$4,800	4,811
Saudi Government International Bond
4.000% due 04/17/2025		1,400	1,512
5.000% due 04/17/2049		750	898
Total Sovereign Issues (Cost $50,492)			48,843
		SHARES
PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
Banco Bilbao Vizcaya Argentaria S.A. 6.750% due 02/18/2020 ●(g)(h)		800,000	905
Banco Santander S.A. 6.250% due 09/11/2021 ●(g)(h)		900,000	1,076
Farm Credit Bank of Texas 10.000% due 06/15/2020 (g)(i)		7,400	7,650
JPMorgan Chase & Co. 5.406% (US0003M + 3.470%) due 01/30/2020 ~(g)		954,000	964
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (g)		170,000	243
Total Preferred Securities (Cost $10,764)			10,838
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.8%
CERTIFICATES OF DEPOSIT 0.1%
Lloyds Bank Corporate Markets PLC 2.512% (US0003M + 0.500%) due 10/26/2020 ~		$1,600	1,603
COMMERCIAL PAPER 1.7%
Bank of Montreal
1.852% due 01/03/2020	CAD	12,400	9,548
1.854% due 01/03/2020		2,300	1,771
Bank of Nova Scotia
1.980% due 01/23/2020		4,300	3,308
1.984% due 01/27/2020		3,800	2,922
C.I.B.C. 1.970% due 01/22/2020		8,100	6,231
Royal Bank Of Canada
1.850% due 01/06/2020		7,700	5,928
1.854% due 01/03/2020		2,300	1,771

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

Toronto-Dominion Bank 1.850% due 01/08/2020		4,900	3,772
			35,251
REPURCHASE AGREEMENTS (j) 0.0%			508
ARGENTINA TREASURY BILLS 0.0%
47.840% due 05/13/2020 (c)(d)	ARS	1,440	19
JAPAN TREASURY BILLS 3.2%
(0.139)% due 01/14/2020 - 02/17/2020 (c)(d)	JPY	7,331,000	67,481
MEXICO TREASURY BILLS 0.1%
7.432% due 01/30/2020 (d)(e)	MXN	39,900	2,099
U.S. TREASURY BILLS 0.7%
1.550% due 01/23/2020 - 03/19/2020 (c)(d)(k)(o)		$15,666	15,626
Total Short-Term Instruments (Cost $121,968)			122,587
Total Investments in Securities (Cost $2,144,667)			2,180,063
		SHARES
INVESTMENTS IN AFFILIATES 23.7%
SHORT-TERM INSTRUMENTS 23.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 23.7%
PIMCO Short Asset Portfolio		22,315,872	222,177
PIMCO Short-Term Floating NAV Portfolio III		28,170,090	278,687
Total Short-Term Instruments (Cost $501,792)			500,864
Total Investments in Affiliates (Cost $501,792)			500,864
Total Investments 127.1% (Cost $2,646,459)			$2,680,927
Financial Derivative Instruments (l)(n) (1.7)%(Cost or Premiums, net $2,505)			(35,758)
Other Assets and Liabilities, net (25.4)%			(535,078)
Net Assets 100.0%			$2,110,091

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Farm Credit Bank of Texas	10.000%	06/15/2020	09/30/2010	$7,622	$7,650	0.36%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$508	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(521)	$508	$508
Total Repurchase Agreements						$(521)	$508	$508

SHORT SALES:

Description	Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales(3)
U.S. Government Agencies (3.5)%
Uniform Mortgage-Backed Security, TBA	2.500%	01/01/2050		$69,600	$(68,604)	$(68,784)
Uniform Mortgage-Backed Security, TBA	5.000	01/01/2050		4,800	(5,128)	(5,133)
Total U.S. Government Agencies					(73,732)	(73,917)
Sovereign Issues (0.7)%
Canada Government Bond	2.750%	12/01/2048	CAD	15,300	(14,239)	(14,458)
Total Short Sales (4.2)%					$(87,971)	$(88,375)

(k)	Securities with an aggregate market value of $311 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(938) at a weighted average interest rate of 0.847%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Payable for short sales includes $47 of accrued interest.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	$125.500	02/21/2020	1,141	$1,141	$(289)	$(89)
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	126.000	02/21/2020	711	711	(176)	(78)
Total Written Options					$(465)	$(167)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2020	509	$97,340	$(814)	$0	$(640)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2020	161	29,247	(881)	0	(186)
				$(1,695)	$0	$(826)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Put Options Strike @ EUR 169.500 on Euro-Schatz Bond February 2020 Futures (1)	01/2020	247	$(122)	$5	$6	$0
U.S. Treasury 2-Year Note March Futures	03/2020	945	(203,648)	203	0	(44)
U.S. Treasury 5-Year Note March Futures	03/2020	269	(31,906)	113	6	0
U.S. Treasury 10-Year Note March Futures	03/2020	229	(29,409)	253	25	0
U.S. Treasury 30-Year Bond March Futures	03/2020	901	(140,472)	2,826	310	0
United Kingdom Long Gilt March Futures	03/2020	483	(84,055)	(151)	812	(365)
				$3,249	$1,159	$(409)
Total Futures Contracts				$1,554	$1,159	$(1,235)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.IG-25 5-Year Index	(1.000)%	Quarterly	12/20/2020	$22,221	$(445)	$248	$(197)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-32 5-Year Index	5.000%	Quarterly	06/20/2024	$12,152	$783	$440	$1,223	$0	$(5)
CDX.IG-32 5-Year Index	1.000	Quarterly	06/20/2024	18,700	348	146	494	0	(1)
CDX.IG-33 5-Year Index	1.000	Quarterly	12/20/2024	62,900	1,291	363	1,654	0	(6)
					$2,422	$949	$3,371	$0	$(12)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.700%	Semi-Annual	12/18/2024	CAD	194,300	$(728)	$(1,799)	$(2,527)	$0	$(399)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		13,900	(137)	1,274	1,137	0	(258)
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049		3,000	16	(50)	(34)	0	(55)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/16/2020		$136,000	(430)	722	292	0	(16)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		9,700	(20)	(138)	(158)	7	0
Pay	3-Month USD-LIBOR	2.700	Semi-Annual	12/14/2023		31,300	(331)	1,531	1,200	0	(25)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		41,000	30	585	615	0	(19)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		146,100	71	1,582	1,653	158	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		16,200	(921)	326	(595)	18	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		53,600	(8)	(3,319)	(3,327)	63	0
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		13,400	0	(836)	(836)	16	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		70,600	2,139	(3,059)	(920)	93	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,000	8	(37)	(29)	2	0
Receive(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		28,900	(103)	(537)	(640)	35	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/18/2026		30,300	506	(620)	(114)	0	(60)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		1,600	123	(86)	37	3	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		64,800	173	(3,427)	(3,254)	168	0
Receive(6)	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		19,300	(57)	566	509	61	0
Receive	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		1,700	49	(182)	(133)	18	0
Receive(6)	3-Month USD-LIBOR	2.250	Semi-Annual	01/13/2050		19,800	(47)	(576)	(623)	224	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		2,900	(21)	97	76	32	0
Receive(6)	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050		6,300	(10)	718	708	67	0
Receive(6)	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		15,600	(92)	1,396	1,304	168	0
Receive(6)	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		8,300	(29)	961	932	88	0
Receive(6)	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		800	(3)	47	44	9	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	3,510,000	(1,214)	404	(810)	0	(28)
Receive	CPTFEMU	1.710	Maturity	03/15/2033	EUR	1,800	(3)	(149)	(152)	10	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		1,300	5	264	269	0	(18)
Receive	CPURNSA	1.667	Maturity	06/19/2024		$31,700	0	298	298	46	0
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	18,500	(2)	521	519	22	0
Pay	UKRPI	3.593	Maturity	11/15/2028		3,500	0	164	164	4	0
Pay	UKRPI	3.595	Maturity	11/15/2028		12,500	152	439	591	14	0
Pay	UKRPI	3.603	Maturity	11/15/2028		3,300	0	160	160	4	0
							$(884)	$(2,760)	$(3,644)	$1,330	$(878)
Total Swap Agreements							$1,093	$(1,563)	$(470)	$1,330	$(890)

(m)	Securities with an aggregate market value of $17,185 and cash of $6,353 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	Future styled option.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2020		$13,584	AUD	20,007	$458	$0
	01/2020		8,343	MXN	163,368	273	0
	02/2020	ZAR	293,197		$20,480	0	(363)
BPS	01/2020	GBP	14,963		19,385	3	(442)
	01/2020	JPY	729,000		6,722	10	0
	01/2020	MXN	401		21	0	0
	01/2020		$10,449	EUR	9,335	27	0
	01/2020		1,081	GBP	822	8	0
	03/2020		9,585	IDR	136,664,416	234	0
	06/2020		20	MXN	401	0	0
BSH	01/2020	MXN	39,900		$2,051	0	(51)
CBK	01/2020	CAD	4,900		3,720	0	(53)
	01/2020	GBP	143		186	0	(3)
	01/2020	JPY	588,374		5,419	3	0
	01/2020	MXN	162,967		8,503	0	(92)
	02/2020	COP	327,173		98	0	(1)
	02/2020	JPY	996,000		9,205	17	0
	02/2020		$9,281	COP	32,169,196	490	0
	02/2020		857	ZAR	12,686	45	0
	03/2020	KRW	11,384,049		$9,703	0	(165)
	05/2020		$8,374	MXN	162,967	91	0
DUB	03/2020	TWD	631,571		$20,909	0	(327)
GLM	01/2020	GBP	769		1,007	0	(11)
	02/2020	COP	14,510,806		4,357	0	(50)
	03/2020	INR	506,493		7,040	0	(17)
	03/2020		$4,774	KRW	5,650,268	124	0

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

HUS	01/2020	CAD	7,093		$5,385	0	(77)
	01/2020		$13,899	CAD	18,226	138	0
	01/2020		8,927	RUB	590,057	563	0
	03/2020	INR	177,541		$2,468	0	(6)
	03/2020		$19,473	INR	1,418,487	290	0
	03/2020		4,734	KRW	5,615,471	134	0
	01/2021	BRL	2,050		$316	0	(184)
JPM	01/2020	EUR	8,813		9,797	0	(93)
	01/2020		$1,062	GBP	822	27	0
MYI	01/2020	CAD	16,200		$12,406	0	(71)
	01/2020	EUR	63,268		69,956	0	(1,043)
	01/2020	JPY	984,000		9,079	16	0
	02/2020		4,622,000		42,748	112	0
RYL	01/2020	CAD	20,100		15,114	0	(365)
	03/2020	CNH	48,790		6,766	0	(231)
SCX	03/2020		$6,713	CNY	47,265	61	0
SSB	01/2020	BRL	70,799		$17,447	0	(153)
	01/2020		$16,766	BRL	70,798	833	0
	02/2020		17,425		70,798	159	0
TOR	02/2020	COP	17,177,061		$5,162	0	(55)
UAG	01/2020	CAD	55,178		41,645	0	(849)
	02/2020		$259	MXN	4,982	3	0
Total Forward Foreign Currency Contracts						$4,119	$(4,702)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
MYI	Call - OTC GBP versus USD	$1.320	01/02/2020	16,416	$208	$110

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	640,400	$1,576	$783
DUB	Put - OTC 6-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.040	02/21/2020	89,300	178	89
MYC	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.017	07/02/2021	638,500	2,438	1,682
	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.036	07/19/2021	291,100	1,070	816
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	03/11/2021	159,200	1,273	3,205
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	161,700	949	2,179
	Put - OTC 6-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.101	02/21/2020	65,300	98	39
	Put - OTC 6-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.109	02/21/2020	76,900	193	43
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	33,600	1,351	1
							$9,126	$8,837
Total Purchased Options							$9,334	$8,947

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425%	03/18/2020	4,500	$(3)	$(4)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	1,700	(1)	(3)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	4,500	(5)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,700	(2)	0
BPS	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	3,800	(5)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	02/19/2020	2,100	(1)	(3)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	2,100	(2)	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	2,400	(4)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	3,200	(3)	(5)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	3,200	(4)	(1)
BRC	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	7,400	(4)	(6)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	7,400	(9)	(2)
CBK	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	3,800	(5)	0
	Put - OTC CDX.IG-33 5-Year Index	Sell	1.000	01/15/2020	5,600	(5)	0
DBL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	02/19/2020	2,700	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	02/19/2020	2,700	(2)	(1)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	1,400	(1)	(2)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,400	(2)	0
FBF	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	3,800	(4)	0
GST	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	3,200	(3)	(5)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	3,200	(3)	(1)
JLN	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	1,600	(1)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	1,600	(2)	(1)
JPM	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	1,600	(1)	(3)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,600	(2)	0
MEI	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	1,200	(1)	(3)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	1,200	(1)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	1,500	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,500	(2)	0
						$(80)	$(46)

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Put - OTC USD versus MXN	MXN	18.887	01/06/2020	4,951	$(25)	$(10)
	Call - OTC USD versus MXN		19.841	01/06/2020	4,951	(26)	0
	Put - OTC USD versus RUB	RUB	62.815	01/09/2020	4,951	(25)	(62)
	Call - OTC USD versus RUB		65.910	01/09/2020	4,951	(25)	0
MYI	Call - OTC GBP versus USD		$1.335	01/02/2020	32,831	(224)	(23)
						$(325)	$(95)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	41,400	$(492)	$(349)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164	11/01/2021	85,300	(1,086)	(651)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323	03/11/2021	84,000	(1,273)	(3,691)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	85,400	(949)	(2,640)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.491	07/02/2021	204,300	(2,438)	(2,547)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.453	07/19/2021	93,200	(1,042)	(1,105)
							$(7,280)	$(10,983)
Total Written Options							$(7,685)	$(11,124)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	HSBC Holdings PLC	(1.000)%	Quarterly	12/20/2024	0.912%	EUR	700	$(5)	$1	$0	$(4)
BPS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	1.518		1,085	199	(175)	24	0
CBK	UniCredit SpA	(1.000)	Quarterly	12/20/2023	1.518		240	44	(38)	6	0
HUS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	1.518		850	162	(143)	19	0
JPM	HSBC Holdings PLC	(1.000)	Quarterly	12/20/2024	0.912		1,500	(10)	2	0	(8)
								$390	$(353)	$49	$(12)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

								Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$786	$(160)	$123	$0	$(37)

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	11,500	$(2)	$23	$21	$0

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

TOTAL RETURN SWAPS ON EQUITY INDICES

										Swap Agreements, at Value
Counterparty	Pay/ Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	S&P 500 Total Return Index	84,991	2.025% (1-Month USD-LIBOR plus a specified spread)	Maturity	02/06/2020	$443,976	$0	$(102,218)	$0	$(102,218)
	Pay	S&P 500 Total Return Index	8,091	2.122% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/13/2020	53,025	0	126	126	0
	Pay	S&P 500 Total Return Index	36,601	2.007% (1-Month USD-LIBOR plus a specified spread)	Maturity	02/20/2020	192,313	0	(42,983)	0	(42,983)
	Pay	S&P 500 Total Return Index	25,921	2.102% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/25/2020	169,875	0	401	401	0
	Pay	S&P 500 Total Return Index	40,598	2.057% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/12/2020	266,062	0	443	443	0
	Pay	S&P 500 Total Return Index	14,008	2.087% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/12/2020	91,802	0	155	155	0
	Pay	S&P 500 Total Return Index	15,512	2.235% (1-Month USD-LIBOR plus a specified spread)	Maturity	08/26/2020	93,679	0	(6,995)	0	(6,995)
BRC	Receive	ERAUSLT Index	81,869	1.965% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/13/2020	28,415	0	341	341	0
CBK	Receive	ERAUSLT Index	160,821	1.965% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/15/2020	55,818	0	670	670	0
	Receive	ERAUSLT Index	742,374	1.965% (1-Month USD-LIBOR plus a specified spread)	Maturity	02/06/2020	219,387	0	36,423	36,423	0
	Receive	ERAUSLT Index	718,844	1.947% (1-Month USD-LIBOR plus a specified spread)	Maturity	02/20/2020	213,144	0	34,604	34,604	0
	Receive	ERAUSLT Index	697,068	2.025% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/13/2020	241,938	0	2,900	2,900	0
	Pay	S&P 500 Total Return Index	12,387	2.057% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/12/2020	81,179	0	135	135	0
	Receive	ERAUSST Index	803,307	2.056% (1-Month USD-LIBOR plus a specified spread)	Maturity	10/22/2020	255,339	0	25,851	25,851	0
	Pay	S&P 500 Total Return Index	16,885	2.017% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/22/2020	110,657	0	181	181	0
	Pay	S&P 500 Total Return Index	25,955	2.056% (1-Month USD-LIBOR plus a specified spread)	Maturity	10/22/2020	154,032	0	(15,345)	0	(15,345)
FAR	Receive	ERAUSLT Index	233,313	2.095% (1-Month USD-LIBOR plus a specified spread)	Maturity	08/26/2020	75,764	0	5,502	5,502	0
GST	Pay	S&P 500 Total Return Index	10,172	1.995% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/15/2020	65,813	0	(795)	0	(795)
JPM	Receive	ERAUSLT Index	567,659	1.965% (1-Month USD-LIBOR plus a specified spread)	Maturity	02/06/2020	165,802	0	29,865	29,865	0

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

	Receive	ERAUSLT Index	527,660	1.917% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/25/2020	185,488	0	(288)	0	(288)
	Receive	ERAUSLT Index	546,452	2.017% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/12/2020	192,094	0	(313)	0	(313)
MYI	Receive	ERAUSLT Index	693,726	1.947% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/12/2020	243,866	0	(388)	0	(388)
SOG	Pay	S&P 500 Total Return Index	34,073	2.005% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/13/2020	220,453	0	(2,662)	0	(2,662)
UAG	Receive	ERAUSLT Index	216,543	2.025% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/06/2020	75,158	0	900	900	0
	Receive	ERAUSLT Index	65,800	2.025% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/13/2020	22,838	0	274	274	0
								$0	$(33,216)	$138,771	$(171,987)
Total Swap Agreements								$228	$(33,423)	$138,841	$(172,036)

(o)	Securities with an aggregate market value of $175,755 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,070	$0	$1,070
Corporate Bonds & Notes
Banking & Finance	0	147,607	0	147,607
Industrials	0	41,017	0	41,017
Utilities	0	17,425	0	17,425
Municipal Bonds & Notes
California	0	206	0	206
Illinois	0	4,155	0	4,155
New Jersey	0	1,789	0	1,789
U.S. Government Agencies	0	839,650	0	839,650
U.S. Treasury Obligations	0	585,569	0	585,569
Non-Agency Mortgage-Backed Securities	0	137,776	0	137,776
Asset-Backed Securities	0	221,531	0	221,531
Sovereign Issues	0	48,843	0	48,843
Preferred Securities
Banking & Finance	0	10,838	0	10,838
Short-Term Instruments
Certificates of Deposit	0	1,603	0	1,603
Commercial Paper	0	35,251	0	35,251
Repurchase Agreements	0	508	0	508
Argentina Treasury Bills	0	19	0	19
Japan Treasury Bills	0	67,481	0	67,481
Mexico Treasury Bills	0	2,099	0	2,099

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

U.S. Treasury Bills	0	15,626	0	15,626
	$0	$2,180,063	$0	$2,180,063
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$500,864	$0	$0	$500,864
Total Investments	$500,864	$2,180,063	$0	$2,680,927

Short Sales, at Value - Liabilities
Sovereign Issues	0	(14,458)	0	(14,458)
U.S. Government Agencies	0	(73,917)	0	(73,917)
	$0	$(88,375)	$0	$(88,375)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,159	1,330	0	2,489
Over the counter	0	151,907	0	151,907
	$1,159	$153,237	$0	$154,396
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,235)	(1,057)	0	(2,292)
Over the counter	0	(187,862)	0	(187,862)
	$(1,235)	$(188,919)	$0	$(190,154)
Total Financial Derivative Instruments	$(76)	$(35,682)	$0	$(35,758)
Totals	$500,788	$2,056,006	$0	$2,556,794

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO RAE Low Volatility PLUS EMG Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 139.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
American Honda Finance Corp. 2.811% (LIBOR03M + 0.850%) due 03/29/2021 «~		$500	$500
Total Loan Participations and Assignments (Cost $499)			500
CORPORATE BONDS & NOTES 11.4%
BANKING & FINANCE 8.7%
Bank of America Corp. 3.004% due 12/20/2023 ●		5,830	5,973
Barclays Bank PLC 7.625% due 11/21/2022 (g)		1,800	2,024
Barclays PLC
3.284% (US0003M + 1.380%) due 05/16/2024 ~		2,000	2,024
4.610% due 02/15/2023 ●		1,500	1,567
4.972% due 05/16/2029 ●		800	902
7.125% due 06/15/2025 ●(f)(g)	GBP	400	600
7.250% due 03/15/2023 ●(f)(g)		300	434
8.000% due 12/15/2020 ●(f)(g)	EUR	600	719
Citigroup, Inc.
2.930% (US0003M + 1.023%) due 06/01/2024 ~		$2,000	2,024
3.004% (US0003M + 1.100%) due 05/17/2024 ~		300	304
Cooperatieve Rabobank UA
6.625% due 06/29/2021 ●(f)(g)	EUR	400	488
6.875% due 03/19/2020 (g)		1,300	1,480
Credit Suisse AG 6.500% due 08/08/2023 (g)		$200	224
Deutsche Bank AG
0.105% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	1,200	1,343
3.149% (US0003M + 1.230%) due 02/27/2023 ~		$4,100	4,021
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	600	728
Ford Motor Credit Co. LLC
2.865% (US0003M + 0.930%) due 09/24/2020 ~		$1,400	1,402
3.550% due 10/07/2022		500	507
4.593% (US0003M + 2.550%) due 01/07/2021 ~		500	507
Goldman Sachs Group, Inc. 3.080% (US0003M + 1.170%) due 11/15/2021 ~		6,000	6,048
HSBC Holdings PLC
2.504% (US0003M + 0.600%) due 05/18/2021 ~		800	801
2.904% (US0003M + 1.000%) due 05/18/2024 ~		400	403
4.292% due 09/12/2026 ●		700	757
JPMorgan Chase & Co. 2.824% (US0003M + 0.890%) due 07/23/2024 ~		1,300	1,311
Lloyds Banking Group PLC
4.050% due 08/16/2023		700	742
4.550% due 08/16/2028		600	672
7.500% due 09/27/2025 ●(f)(g)		700	786
7.625% due 06/27/2023 ●(f)(g)	GBP	1,400	2,085
Navient Corp. 8.000% due 03/25/2020		$67	68
Nissan Motor Acceptance Corp.
2.600% due 09/28/2022		1,200	1,201
2.650% due 07/13/2022		2,900	2,909
3.650% due 09/21/2021		1,000	1,021
Royal Bank of Scotland Group PLC
3.497% (US0003M + 1.550%) due 06/25/2024 ~		1,100	1,117
4.519% due 06/25/2024 ●		600	637
4.892% due 05/18/2029 ●		1,400	1,583
5.076% due 01/27/2030 ●		900	1,035
7.500% due 08/10/2020 ●(f)(g)		700	717
8.000% due 08/10/2025 ●(f)(g)		700	807
8.625% due 08/15/2021 ●(f)(g)		800	866
Santander UK Group Holdings PLC 4.796% due 11/15/2024 ●		1,200	1,296
Santander UK PLC 2.875% due 06/18/2024		1,400	1,432
Standard Chartered PLC 3.091% (US0003M + 1.200%) due 09/10/2022 ~		1,300	1,311
UBS AG
5.125% due 05/15/2024 (g)		2,100	2,268
7.625% due 08/17/2022 (g)		950	1,071

Schedule of Investments PIMCO RAE Low Volatility PLUS EMG Fund (Cont.)	December 31, 2019 (Unaudited)

UniCredit SpA 7.830% due 12/04/2023		1,050	1,225
			61,440
INDUSTRIALS 1.7%
Allergan Sales LLC
4.875% due 02/15/2021		1,209	1,244
5.000% due 12/15/2021		400	418
Charter Communications Operating LLC
4.464% due 07/23/2022		3,200	3,363
4.908% due 07/23/2025		2,200	2,423
CSN Resources S.A. 7.625% due 02/13/2023		200	214
Daimler Finance North America LLC 2.810% (US0003M + 0.900%) due 02/15/2022 ~		1,000	1,008
Nakilat, Inc. 6.067% due 12/31/2033		1,500	1,830
Netflix, Inc. 3.875% due 11/15/2029	EUR	600	714
Pan American Energy LLC 42.636% (BADLARPP) due 11/20/2020 «~	ARS	9,420	125
Sasol Financing USA LLC 5.875% due 03/27/2024		$200	217
YPF S.A. 50.817% (BADLARPP + 4.000%) due 09/24/2020 «~(a)	ARS	1,570	20
			11,576
UTILITIES 1.0%
AT&T, Inc.
2.951% (US0003M + 0.950%) due 07/15/2021 ~		$4,200	4,241
3.067% (US0003M + 1.180%) due 06/12/2024 ~		1,800	1,833
Petrobras Global Finance BV 5.093% due 01/15/2030		923	990
			7,064
Total Corporate Bonds & Notes (Cost $77,186)			80,080
MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		137	155
Total Municipal Bonds & Notes (Cost $134)			155
U.S. GOVERNMENT AGENCIES 38.2%
Freddie Mac
2.140% due 11/15/2043 ●		256	256
4.000% due 06/01/2048		2,902	3,021
Ginnie Mae 3.500% due 05/15/2042 - 04/15/2045		7,242	7,570
Ginnie Mae, TBA 5.000% due 01/01/2050		2,900	3,057
Uniform Mortgage-Backed Security
3.500% due 11/01/2025 - 08/01/2049		469	489
4.000% due 06/01/2047 - 06/01/2048		9,181	9,626
Uniform Mortgage-Backed Security, TBA
2.500% due 01/01/2050		9,400	9,290
3.000% due 02/01/2050		84,200	85,292
3.500% due 01/01/2050 - 02/01/2050		32,000	32,898
4.000% due 01/01/2050 - 02/01/2050		101,700	105,785
4.500% due 02/01/2050		11,000	11,588
Total U.S. Government Agencies (Cost $268,264)			268,872
U.S. TREASURY OBLIGATIONS 63.2%
U.S. Treasury Bonds
3.000% due 08/15/2048 (i)		400	450
3.000% due 02/15/2049 (i)		10,400	11,723
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022		24,560	24,548
0.125% due 04/15/2022		23,703	23,670
0.125% due 07/15/2022		1,791	1,798
0.625% due 07/15/2021		18,269	18,475
0.625% due 02/15/2043		336	340
1.000% due 02/15/2046		1,846	2,032
1.000% due 02/15/2048		12,001	13,292
1.000% due 02/15/2049		7,077	7,872
1.375% due 02/15/2044		1,877	2,216
U.S. Treasury Notes
1.375% due 09/30/2020 (k)		36,500	36,427
1.375% due 10/31/2020 (k)		5,600	5,587

Schedule of Investments PIMCO RAE Low Volatility PLUS EMG Fund (Cont.)	December 31, 2019 (Unaudited)

1.375% due 09/30/2023		29,200	28,888
1.625% due 02/15/2026 (m)		900	891
1.750% due 12/31/2020 (k)		30,900	30,932
1.750% due 09/30/2022 (k)		8,100	8,130
1.750% due 05/15/2023 (k)(m)		2,100	2,107
2.000% due 11/30/2020 (k)(m)		5,500	5,518
2.000% due 11/30/2022 (i)		86,600	87,548
2.000% due 04/30/2024 (k)		600	608
2.125% due 08/31/2020 (k)(m)		10,600	10,633
2.250% due 12/31/2023 (m)		6,000	6,133
2.625% due 12/31/2025 (m)		2,900	3,039
2.625% due 02/15/2029 (i)		84,600	89,612
2.750% due 11/15/2023 (i)(k)(m)		900	936
2.750% due 02/28/2025 (i)(m)		6,400	6,726
3.000% due 09/30/2025		7,300	7,791
3.000% due 10/31/2025 (m)		7,300	7,796
Total U.S. Treasury Obligations (Cost $434,052)			445,718
NON-AGENCY MORTGAGE-BACKED SECURITIES 12.4%
Banc of America Mortgage Trust 5.212% due 05/25/2033 ~		44	46
BCAP LLC Trust
2.002% due 05/25/2047 ●		152	142
5.250% due 04/26/2037		1,414	1,166
Bear Stearns Adjustable Rate Mortgage Trust
4.253% due 02/25/2034 ~		102	106
4.421% due 02/25/2036 ^~		9	8
4.929% due 08/25/2035 ^~		652	640
Bear Stearns ALT-A Trust
2.112% due 01/25/2047 ^●		10,377	9,491
2.272% due 02/25/2036 ●		3,786	3,859
3.816% due 11/25/2036 ^~		758	631
4.018% due 01/25/2036 ~		1,308	1,329
Bear Stearns Mortgage Funding Trust 1.962% due 06/25/2047 ●		1,288	1,253
Bear Stearns Structured Products, Inc. Trust 4.001% due 01/26/2036 ^~		3,296	2,956
Citigroup Commercial Mortgage Trust 1.771% due 09/10/2045 ~(a)		4,866	187
Citigroup Mortgage Loan Trust 1.862% due 01/25/2037 ●		1,993	1,858
Citigroup Mortgage Loan Trust, Inc. 5.500% due 07/25/2034		5,439	5,766
CitiMortgage Alternative Loan Trust 6.000% due 10/25/2037 ^		3,345	3,236
Countrywide Alternative Loan Trust
1.960% due 12/20/2046 ^●		2,172	1,908
2.592% due 08/25/2035 ●		2,884	1,965
6.000% due 08/25/2036 ^		2,854	2,500
6.000% due 03/25/2037 ^		1,010	622
Countrywide Home Loan Mortgage Pass-Through Trust 3.567% due 02/20/2036 ~		1,341	1,168
Countrywide Home Loan Reperforming REMIC Trust 6.500% due 03/25/2035 ^		186	191
GSR Mortgage Loan Trust
3.938% due 04/25/2036 ~		140	125
4.133% due 11/25/2035 ~		142	146
4.269% due 09/25/2035 ~		195	201
6.250% due 10/25/2036 ^		1,060	1,048
HarborView Mortgage Loan Trust
1.914% due 01/25/2047 ●		681	677
1.964% due 09/19/2046 ^●		264	246
2.004% due 12/19/2036 ^●		39	37
Hawksmoor Mortgages 1.761% due 05/25/2053 ●	GBP	3,546	4,709
JPMorgan Mortgage Trust 6.000% due 06/25/2037		$3,041	2,273
Lehman XS Trust 1.952% due 03/25/2047 ^●		266	275
MASTR Alternative Loan Trust 6.500% due 12/25/2034		2,012	2,216
Merrill Lynch Alternative Note Asset Trust 1.992% due 03/25/2037 ●		26,018	11,434
Prime Mortgage Trust 2.192% due 02/25/2034 ●		298	284
Residential Accredit Loans, Inc. Trust
1.992% due 05/25/2047 ●		448	439
6.000% due 05/25/2037 ^		4,895	4,723
Structured Adjustable Rate Mortgage Loan Trust 2.942% due 12/25/2037 ^●		5,531	4,982
Structured Asset Mortgage Investments Trust
1.992% due 10/25/2036 ●		2,315	2,195
2.052% due 03/25/2037 ●		350	234
Towd Point Mortgage Funding PLC 1.820% due 10/20/2051 ●	GBP	2,089	2,783

Schedule of Investments PIMCO RAE Low Volatility PLUS EMG Fund (Cont.)	December 31, 2019 (Unaudited)

WaMu Mortgage Pass-Through Certificates Trust
2.627% due 09/25/2046 ●		$652	669
3.639% due 08/25/2042 ●		2	2
Washington Mutual Mortgage Pass-Through Certificates Trust 1.912% due 10/25/2036 ^●		8,209	3,746
Wells Fargo Alternative Loan Trust 6.250% due 07/25/2037 ^		3,236	3,120
Wells Fargo Mortgage-Backed Securities Trust 5.220% due 04/25/2036 ~		59	58
Total Non-Agency Mortgage-Backed Securities (Cost $89,658)			87,650
ASSET-BACKED SECURITIES 9.5%
ACE Securities Corp. Home Equity Loan Trust
2.767% due 05/25/2034 ●		1,257	1,261
2.767% due 07/25/2035 ●		500	504
3.667% due 05/25/2034 ●		406	414
Ameriquest Mortgage Securities Trust 2.182% due 03/25/2036 ●		322	322
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.707% due 01/25/2035 ●		4,558	4,571
Asset-Backed Funding Certificates Trust 2.792% due 06/25/2037 ●		53	48
Citigroup Mortgage Loan Trust 4.552% due 10/25/2037 þ		769	789
Countrywide Asset-Backed Certificates
1.932% due 06/25/2035 ●		2,207	2,009
1.932% due 08/25/2037 ^●		1,397	1,287
1.932% due 06/25/2047 ^●		601	551
1.942% due 01/25/2037 ●		1,624	1,588
1.972% due 11/25/2047 ^●		2,429	2,143
1.992% due 06/25/2037 ^●		1,790	1,735
1.992% due 06/25/2047 ^●		1,803	1,623
2.032% due 03/25/2036 ●		1,286	1,222
2.122% due 07/25/2036 ●		410	388
Countrywide Asset-Backed Certificates Trust
1.922% due 04/25/2046 ●		2,087	1,981
1.942% due 02/25/2037 ●		8	8
1.952% due 03/25/2037 ●		332	331
First Franklin Mortgage Loan Trust 1.902% due 12/25/2037 ●		10,227	9,454
GE-WMC Asset-Backed Pass-Through Certificates 2.042% due 12/25/2035 ●		3,856	3,842
GLS Auto Receivables Issuer Trust 2.580% due 07/17/2023		1,575	1,577
GSAMP Trust 3.442% due 10/25/2034 ●		262	255
JPMorgan Mortgage Acquisition Trust
1.882% due 07/25/2036 ●		1,692	934
1.927% due 07/25/2036 ●		2,843	2,333
MASTR Asset-Backed Securities Trust 2.032% due 08/25/2036 ●		3,560	1,888
Morgan Stanley ABS Capital, Inc. Trust
1.872% due 09/25/2036 ●		147	80
1.922% due 10/25/2036 ●		468	450
2.032% due 06/25/2036 ●		3,142	2,223
2.042% due 03/25/2037 ●		1,347	755
2.722% due 03/25/2035 ●		422	427
NovaStar Mortgage Funding Trust 1.962% due 11/25/2036 ●		8,269	3,605
Popular ABS Mortgage Pass-Through Trust 2.042% due 06/25/2047 ^●		1,713	1,692
Renaissance Home Equity Loan Trust 6.998% due 09/25/2037 ^þ		2,204	1,267
Residential Asset Mortgage Products Trust 2.412% due 07/25/2034 ●		7,493	5,941
Residential Asset Securities Corp. Trust 1.942% due 08/25/2036 ●		633	605
Securitized Asset-Backed Receivables LLC Trust 2.042% due 05/25/2036 ●		1,985	1,259
SLM Student Loan Trust 0.000% due 12/15/2023 ●	EUR	39	43
Soundview Home Loan Trust
1.902% due 02/25/2037 ●		$504	186
1.942% due 06/25/2036 ●		103	103
1.952% due 11/25/2036 ●		286	283
Specialty Underwriting & Residential Finance Trust 2.767% due 12/25/2035 ●		1,317	1,320
Structured Asset Securities Corp. Mortgage Loan Trust
2.022% due 01/25/2037 ●		4,088	2,897

Schedule of Investments PIMCO RAE Low Volatility PLUS EMG Fund (Cont.)	December 31, 2019 (Unaudited)

2.132% due 02/25/2036 ●		807	810
Total Asset-Backed Securities (Cost $61,466)			67,004
SOVEREIGN ISSUES 4.0%
Argentina Government International Bond
3.750% due 12/31/2038 þ		3,950	1,939
4.000% due 03/06/2020 (e)	ARS	4,616	46
5.875% due 01/11/2028		$1,800	851
42.836% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	6,611	59
56.589% (ARLLMONP) due 06/21/2020 ~(a)		134,110	1,213
Export-Import Bank of Korea 4.000% due 01/29/2021		$2,900	2,962
Israel Government International Bond 4.125% due 01/17/2048		700	812
Japan Government International Bond 0.100% due 03/10/2028 (e)	JPY	1,962,814	18,588
Saudi Government International Bond
4.000% due 04/17/2025		$1,000	1,080
5.000% due 04/17/2049		550	659
Total Sovereign Issues (Cost $33,847)			28,209
		SHARES
PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.6%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 ●(f)(g)		600,000	739
JPMorgan Chase & Co. 5.406% (US0003M + 3.470%) due 01/30/2020 ~(f)		954,000	964
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (f)		1,160,000	1,659
Wells Fargo & Co. 5.664% (US0003M + 3.770%) due 03/15/2020 ~(f)		484,000	491
Total Preferred Securities (Cost $3,500)			3,853
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.2%
CERTIFICATES OF DEPOSIT 0.1%
Lloyds Bank Corporate Markets PLC 2.512% (US0003M + 0.500%) due 10/26/2020 ~		$900	902
REPURCHASE AGREEMENTS (h) 0.1%			519
ARGENTINA TREASURY BILLS 0.0%
41.333% due 04/03/2020 «~	ARS	6,560	90
43.313% due 06/22/2020 «~		9,180	136
47.840% due 05/13/2020 - (b)(c)		1,090	15
			241
U.S. TREASURY BILLS 0.0%
1.583% due 02/20/2020 (c)(d)(m)		$251	250
Total Short-Term Instruments (Cost $1,909)			1,912
Total Investments in Securities (Cost $970,515)			983,953
		SHARES
INVESTMENTS IN AFFILIATES 20.5%
SHORT-TERM INSTRUMENTS 20.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 20.5%
PIMCO Short Asset Portfolio		9,746,196	97,033
PIMCO Short-Term Floating NAV Portfolio III		4,775,073	47,240

Schedule of Investments PIMCO RAE Low Volatility PLUS EMG Fund (Cont.)	December 31, 2019 (Unaudited)

Total Short-Term Instruments (Cost $144,678)	144,273
Total Investments in Affiliates (Cost $144,678)	144,273
Total Investments 160.1% (Cost $1,115,193)	$1,128,226
Financial Derivative Instruments (j)(l) 1.9%(Cost or Premiums, net $(1,164))	13,754
Other Assets and Liabilities, net (62.0)%	(437,239)
Net Assets 100.0%	$704,741

Schedule of Investments PIMCO RAE Low Volatility PLUS EMG Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$519	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(532)	$519	$519
Total Repurchase Agreements						$(532)	$519	$519

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
CIB	1.880%	11/26/2019	01/06/2020	$(32,578)	$(32,641)
	1.940	11/25/2019	01/13/2020	(44,935)	(45,027)
	1.940	12/23/2019	01/13/2020	(68,472)	(68,509)
	2.000	12/06/2019	01/06/2020	(7,496)	(7,507)
SCX	1.870	11/25/2019	01/29/2020	(3,293)	(3,300)
Total Reverse Repurchase Agreements					$(156,984)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
UBS	1.830%	11/07/2019	02/07/2020	$(22,798)	$(22,863)
Total Sale-Buyback Transactions					$(22,863)

SHORT SALES:
Description	Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales(4)
U.S. Government Agencies (0.4)%
Uniform Mortgage-Backed Security, TBA	5.000%	01/01/2050		$2,900	$(3,099)	$(3,101)
Sovereign Issues (0.9)%
Canada Government Bond	2.750%	12/01/2048	CAD	6,500	(6,061)	(6,140)
Total Short Sales (1.3)%					$(9,160)	$(9,241)

(i)	Securities with an aggregate market value of $178,057 have been pledged as collateral under the terms of master agreements as of December 31, 2019.

Schedule of Investments PIMCO RAE Low Volatility PLUS EMG Fund (Cont.)	December 31, 2019 (Unaudited)

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(169,625) at a weighted average interest rate of 2.238%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Payable for sale-buyback transactions includes $(42) of deferred price drop.
(4)	Payable for short sales includes $17 of accrued interest.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	$109.000	02/21/2020	6	$12	$0	$0
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	109.500	02/21/2020	35	70	0	0
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	110.000	02/21/2020	5	10	0	0
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	110.125	02/21/2020	30	60	0	0
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	110.250	02/21/2020	437	874	4	1
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	110.375	02/21/2020	329	658	3	0
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	110.500	02/21/2020	101	202	1	0
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	110.750	02/21/2020	297	594	3	0
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	111.000	02/21/2020	172	344	2	0
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	111.125	02/21/2020	49	98	1	0
Call - CBOT U.S. Treasury 5-Year Note March 2020 Futures	126.250	02/21/2020	3	3	0	0
Call - CBOT U.S. Treasury 5-Year Note March 2020 Futures	127.000	02/21/2020	22	22	0	0
Call - CBOT U.S. Treasury 5-Year Note March 2020 Futures	128.000	02/21/2020	1,089	1,089	9	1
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	115.500	02/21/2020	103	103	1	0
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	117.500	02/21/2020	378	378	3	1
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	118.000	02/21/2020	1	1	0	0
Call - CBOT U.S. Treasury 30-Year Bond March 2020 Futures	182.000	02/21/2020	29	29	0	0
Call - CBOT U.S. Treasury 30-Year Bond March 2020 Futures	188.000	02/21/2020	113	113	1	0
Call - CBOT U.S. Treasury 30-Year Bond March 2020 Futures	195.000	02/21/2020	42	42	0	0
Call - CBOT U.S. Treasury 30-Year Bond March 2020 Futures	197.000	02/21/2020	349	349	3	1
Call - CBOT U.S. Treasury 30-Year Bond March 2020 Futures	198.000	02/21/2020	33	33	0	0
Total Purchased Options					$31	$4

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2020	167	$31,937	$(260)	$0	$(210)
U.S. Treasury 10-Year Note March Futures	03/2020	270	34,674	(298)	0	(29)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2020	108	19,619	(540)	0	(125)
				$(1,098)	$0	$(364)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Mini MSCI Emerging Markets Index March Futures	03/2020	167	$(9,354)	$(241)	$0	$(26)
U.S. Treasury 2-Year Note March Futures	03/2020	1,561	(336,396)	307	0	(73)
U.S. Treasury 5-Year Note March Futures	03/2020	1,115	(132,249)	576	26	0
U.S. Treasury 30-Year Bond March Futures	03/2020	596	(92,920)	1,894	205	0
United Kingdom Long Gilt March Futures	03/2020	156	(27,148)	(49)	262	(118)
				$2,487	$493	$(217)
Total Futures Contracts				$1,389	$493	$(581)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.IG-32 5-Year Index	(1.000)%	Quarterly	06/20/2024	$141,100	$(2,887)	$(842)	$(3,729)	$12	$0

Schedule of Investments PIMCO RAE Low Volatility PLUS EMG Fund (Cont.)	December 31, 2019 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.IG-33 5-Year Index	1.000%	Quarterly	12/20/2024	$1,600	$35	$7	$42	$0	$0

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.700%	Semi-Annual	12/18/2024	CAD	65,600	$(214)	$(639)	$(853)	$0	$(134)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		7,000	(128)	701	573	0	(130)
Pay	3-Month USD-LIBOR	3.010	Semi-Annual	09/28/2023		$32,600	0	1,787	1,787	0	(25)
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	12/14/2023		15,800	0	789	789	0	(13)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		49,100	41	515	556	53	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		6,100	(347)	123	(224)	7	0
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		5,500	0	(343)	(343)	6	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		31,600	2,342	(2,766)	(424)	38	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		35,710	(824)	940	116	78	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		9,600	448	(755)	(307)	27	0
Receive(5)	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		4,800	(14)	141	127	15	0
Receive(5)	3-Month USD-LIBOR	2.250	Semi-Annual	01/13/2050		19,300	(45)	(562)	(607)	218	0
Receive(5)	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		1,510	(1)	(46)	(47)	17	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	1,930,000	(668)	223	(445)	0	(15)
Receive	CPTFEMU	0.740	Maturity	01/15/2020	EUR	30,900	(287)	730	443	58	0
Receive	CPTFEMU	1.710	Maturity	03/15/2033		2,400	(3)	(200)	(203)	13	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		2,400	7	489	496	0	(34)
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	11,400	(1)	320	319	14	0
Pay	UKRPI	3.593	Maturity	11/15/2028		2,200	0	103	103	3	0
Pay	UKRPI	3.595	Maturity	11/15/2028		7,400	90	260	350	8	0
Pay	UKRPI	3.603	Maturity	11/15/2028		1,800	0	87	87	2	0
							$396	$1,897	$2,293	$557	$(351)
Total Swap Agreements							$(2,456)	$1,062	$(1,394)	$569	$(351)

(k)	Securities with an aggregate market value of $6,223 and cash of $1,041 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2020		$4,781	AUD	7,041	$161	$0
	01/2020		6,120	CAD	8,103	120	0
	01/2020		2,948	MXN	57,719	97	0
	02/2020	COP	1,279,454		$378	0	(11)
BPS	01/2020	GBP	2,510		3,250	0	(75)
	03/2020	HKD	9,840		1,256	0	(6)
	03/2020	THB	4,883		162	0	(2)
	03/2020		$611	CNH	4,278	2	0
	03/2020		3,364	IDR	47,967,794	82	0
BRC	03/2020	MYR	1,860		$444	0	(11)
CBK	01/2020	GBP	165		216	0	(2)
	01/2020	JPY	930,500		8,571	5	0
	02/2020	COP	3,705,638		1,105	0	(21)
	02/2020	EUR	15,845		17,570	0	(250)

Schedule of Investments PIMCO RAE Low Volatility PLUS EMG Fund (Cont.)	December 31, 2019 (Unaudited)

	02/2020		$3,429	EUR	3,057	9	0
	02/2020		157	ZAR	2,329	8	0
	03/2020	KRW	4,880,140		$4,159	0	(71)
DUB	03/2020	TWD	247,796		8,204	0	(128)
GLM	02/2020	COP	6,237,581		1,874	0	(21)
	03/2020		$2,217	KRW	2,624,932	59	0
HUS	01/2020	CAD	8,818		$6,667	0	(124)
	01/2020		$2,804	RUB	185,346	177	0
	03/2020		6,321	INR	460,423	94	0
	03/2020		1,445	KRW	1,714,059	41	0
	01/2021	BRL	4,390		$677	0	(393)
IND	01/2020		$3,682	COP	12,863,274	229	0
JPM	01/2020		732	GBP	566	18	0
	02/2020	PLN	589		$150	0	(5)
MYI	01/2020	JPY	72,600		664	0	(4)
	02/2020	EUR	2,844		3,169	0	(30)
RBC	03/2020		$1,358	TWD	40,585	7	0
RYL	01/2020	MXN	57,719		$2,987	0	(57)
	05/2020		$2,942	MXN	57,719	56	0
SCX	03/2020	CNY	36,965		$5,250	0	(48)
	03/2020	INR	263,452		3,662	0	(9)
SOG	01/2020	RUB	18,037		286	0	(4)
	03/2020		$1,768	HKD	13,800	2	0
SSB	01/2020	BRL	19,460		$4,796	0	(42)
	01/2020		$4,608	BRL	19,460	229	0
	02/2020		4,790		19,460	44	0
	03/2020		5,254	CNY	37,048	56	0
	03/2020		651	INR	46,408	0	(4)
TOR	02/2020	COP	1,510,404		$454	0	(5)
UAG	01/2020	CAD	12,424		9,334	0	(234)
Total Forward Foreign Currency Contracts						$1,496	$(1,557)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.036%	07/19/2021	116,600	$429	$327
	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.023	08/02/2021	255,800	1,006	717
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	03/11/2021	85,900	687	1,729
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	87,700	514	1,182
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	28,300	1,138	1
Total Purchased Options							$3,774	$3,956

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900%	01/15/2020	1,300	$(2)	$0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	02/19/2020	700	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	700	(1)	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	800	(1)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	500	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	500	(1)	0
CBK	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	1,300	(2)	0
	Put - OTC CDX.IG-33 5-Year Index	Sell	1.000	01/15/2020	2,200	(2)	0
DBL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	500	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	500	(1)	0
FBF	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	1,100	(1)	0
JPM	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	600	(1)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	600	(1)	0
MEI	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	400	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	400	0	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	500	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	500	(1)	0
						$(14)	$(6)

Schedule of Investments PIMCO RAE Low Volatility PLUS EMG Fund (Cont.)	December 31, 2019 (Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323%	03/11/2021	45,400	$(688)	$(1,995)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	46,300	(515)	(1,431)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.453	07/19/2021	37,300	(417)	(442)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.494	08/02/2021	81,900	(1,006)	(1,064)
							$(2,626)	$(4,932)
Total Written Options							$(2,640)	$(4,938)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

										Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	HSBC Holdings PLC	(1.000)%	Quarterly	12/20/2024	0.912%	EUR	100	$(1)	$0	$0	$(1)
CBK	UniCredit SpA	(1.000)	Quarterly	12/20/2023	1.518		230	42	(37)	5	0
HUS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	1.518		500	96	(85)	11	0
JPM	HSBC Holdings PLC	(1.000)	Quarterly	12/20/2024	0.912		400	(3)	1	0	(2)
								$134	$(121)	$16	$(3)

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	55,600	$(7)	$109	$102	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	RALVEIET Index	1,996,703	2.747%(1-Month USD-LIBOR plus a specified spread)	Monthly	04/22/2020	$236,250	$0	$(513)	$0	$(513)
JPM	Receive	RALVEIET Index	1,223,438	2.835% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/14/2020	141,124	0	3,467	3,467	0
	Receive	RALVEIET Index	2,166,838	2.874% (1-Month USD-LIBOR plus a specified spread)	Maturity	10/22/2020	245,134	0	9,808	9,808	0
MEI	Receive	RALVEIET Index	629,985	2.805%(1-Month USD-LIBOR plus a specified spread)	Monthly	07/15/2020	72,669	0	1,786	1,786	0
								$0	$14,548	$15,061	$(513)
Total Swap Agreements								$127	$14,536	$15,179	$(516)

(m)	Securities with an aggregate market value of $1,603 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO RAE Low Volatility PLUS EMG Fund (Cont.)	December 31, 2019 (Unaudited)

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$500	$500
Corporate Bonds & Notes
Banking & Finance	0	61,440	0	61,440
Industrials	0	11,431	145	11,576
Utilities	0	7,064	0	7,064
Municipal Bonds & Notes
Illinois	0	155	0	155
U.S. Government Agencies	0	268,872	0	268,872
U.S. Treasury Obligations	0	445,718	0	445,718
Non-Agency Mortgage-Backed Securities	0	87,650	0	87,650
Asset-Backed Securities	0	67,004	0	67,004
Sovereign Issues	0	28,209	0	28,209
Preferred Securities
Banking & Finance	0	3,853	0	3,853
Short-Term Instruments
Certificates of Deposit	0	902	0	902
Repurchase Agreements	0	519	0	519
Argentina Treasury Bills	0	15	226	241
U.S. Treasury Bills	0	250	0	250
	$0	$983,082	$871	$983,953
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$144,273	$0	$0	$144,273
Total Investments	$144,273	$983,082	$871	$1,128,226
Short Sales, at Value - Liabilities
Sovereign Issues	0	(6,140)	0	(6,140)
U.S. Government Agencies	0	(3,101)	0	(3,101)
	$0	$(9,241)	$0	$(9,241)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	493	573	0	1,066
Over the counter	0	20,631	0	20,631
	$493	$21,204	$0	$21,697
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(581)	(351)	0	(932)
Over the counter	0	(7,011)	0	(7,011)
	$(581)	$(7,362)	$0	$(7,943)
Total Financial Derivative Instruments	$(88)	$13,842	$0	$13,754
Totals	$144,185	$987,683	$871	$1,132,739

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO RAE Low Volatility PLUS Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 86.9% ¤
CORPORATE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Pan American Energy LLC 42.636% (BADLARPP) due 11/20/2020 «~	ARS	240	$3
YPF S.A. 50.817% (BADLARPP + 4.000%) due 09/24/2020 «~(a)		230	3
Total Corporate Bonds & Notes (Cost $8)			6
U.S. GOVERNMENT AGENCIES 34.3%
Uniform Mortgage-Backed Security
2.500% due 11/01/2049 - 12/01/2049		$200	198
4.000% due 05/01/2047 - 04/01/2049		2,321	2,420
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2050		1,900	1,924
3.500% due 01/01/2050		500	514
4.500% due 02/01/2050		200	211
Total U.S. Government Agencies (Cost $5,252)			5,267
U.S. TREASURY OBLIGATIONS 36.0%
U.S. Treasury Bonds
3.000% due 02/15/2049		900	1,014
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2022		1,799	1,796
1.000% due 02/15/2046 (i)		109	120
1.000% due 02/15/2048 (i)		313	347
U.S. Treasury Notes
1.250% due 08/31/2024		1,300	1,274
1.625% due 08/15/2029 (f)		1,000	974
Total U.S. Treasury Obligations (Cost $5,375)			5,525
NON-AGENCY MORTGAGE-BACKED SECURITIES 8.7%
BCAP LLC Trust 5.250% due 04/26/2037		377	311
Bear Stearns Adjustable Rate Mortgage Trust 4.654% due 01/25/2034 ~		58	57
Bear Stearns Mortgage Funding Trust 1.962% due 06/25/2047 •		73	71
Citigroup Mortgage Loan Trust, Inc. 4.550% due 09/25/2035 •		13	13
Countrywide Alternative Loan Trust
2.012% due 08/25/2047 •		104	110
2.072% due 12/25/2035 •		23	22
2.292% due 12/25/2035 ^•		91	55
Countrywide Home Loan Mortgage Pass-Through Trust
3.468% due 10/20/2035 ~		117	106
3.841% due 11/25/2034 ~		13	13
Countrywide Home Loan Reperforming REMIC Trust 6.500% due 03/25/2035 ^		46	48
Credit Suisse First Boston Mortgage Securities Corp. 2.442% due 11/25/2031 •		42	31
IndyMac Mortgage Loan Trust 3.744% due 05/25/2036 ^~		91	82
JPMorgan Mortgage Trust 4.401% due 08/25/2036 ^~		18	16
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 2.180% due 12/15/2030 •		6	6
Morgan Stanley Re-REMIC Trust 5.250% due 05/26/2037 ~		402	331
Structured Asset Mortgage Investments Trust 2.014% due 07/19/2035 •		16	15
Thornburg Mortgage Securities Trust 3.252% due 06/25/2047 ^•		17	17

Schedule of Investments PIMCO RAE Low Volatility PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

WaMu Mortgage Pass-Through Certificates Trust 3.239% due 02/25/2046 •		36	37
Total Non-Agency Mortgage-Backed Securities (Cost $1,398)			1,341
ASSET-BACKED SECURITIES 1.7%
Bear Stearns Asset-Backed Securities Trust 3.187% due 01/25/2035 •		13	13
GSAMP Trust 3.442% due 10/25/2034 •		61	59
Morgan Stanley ABS Capital, Inc. Trust
1.872% due 09/25/2036 •		32	18
1.922% due 10/25/2036 •		108	104
Soundview Home Loan Trust 1.952% due 11/25/2036 •		62	62
Total Asset-Backed Securities (Cost $233)			256
SOVEREIGN ISSUES 4.9%
Argentina Government International Bond
4.000% due 03/06/2020 (d)	ARS	125	1
5.875% due 01/11/2028		$100	48
15.500% due 10/17/2026	ARS	350	2
42.836% (BADLARPP + 2.000%) due 04/03/2022 ~		482	4
56.589% (ARLLMONP) due 06/21/2020 ~(a)		10,080	91
Autonomous City of Buenos Aires Argentina 51.313% (BADLARPP + 5.000%) due 01/23/2022 ~(a)		180	2
Japan Government International Bond 0.100% due 03/10/2028 (d)	JPY	40,470	383
Provincia de Buenos Aires
45.979% due 05/31/2022 •	ARS	10	0
52.270% (BADLARPP + 3.750%) due 04/12/2025 ~(a)		50	1
Saudi Government International Bond 4.000% due 04/17/2025		$200	216
Total Sovereign Issues (Cost $1,172)			748
SHORT-TERM INSTRUMENTS 1.3%
REPURCHASE AGREEMENTS (e) 1.0%			153
ARGENTINA TREASURY BILLS 0.3%
41.333% due 04/03/2020 «~	ARS	130	2
43.313% due 06/22/2020 «~		1,530	23
53.197% due 02/26/2020 - 05/13/2020 (b)(c)		1,930	25
			50
Total Short-Term Instruments (Cost $226)			203
Total Investments in Securities (Cost $13,664)			13,346
		SHARES
INVESTMENTS IN AFFILIATES 30.4%
SHORT-TERM INSTRUMENTS 30.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 30.4%
PIMCO Short-Term Floating NAV Portfolio III		470,960	4,659
Total Short-Term Instruments (Cost $4,658)			4,659
Total Investments in Affiliates (Cost $4,658)			4,659
Total Investments 117.4% (Cost $18,322)			$18,005
Financial Derivative Instruments (g)(h) 11.9%(Cost or Premiums, net $139)			1,833
Other Assets and Liabilities, net (29.3)%			(4,495)
Net Assets 100.0%			$15,343

Schedule of Investments PIMCO RAE Low Volatility PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.250%	12/31/2019	01/02/2020	$153	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(159)	$153	$153
Total Repurchase Agreements						$(159)	$153	$153

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
JPS	1.830%	11/19/2019	01/21/2020	$(395)	$(396)
Total Reverse Repurchase Agreements					$(396)

(f)	Securities with an aggregate market value of $389 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(792) at a weighted average interest rate of 2.294%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	$117.500	02/21/2020	6	$6	$0	$0
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	118.000	02/21/2020	2	2	0	0

Total Purchased Options					$0	$0

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2020	4	$765	$(7)	$0	$(5)
U.S. Treasury 10-Year Note March Futures	03/2020	5	642	(7)	0	(1)

Schedule of Investments PIMCO RAE Low Volatility PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

U.S. Treasury 30-Year Bond March Futures	03/2020	1	156	0	0	0
				$(14)	$0	$(6)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2020	9	$(1,940)	$2	$0	$(1)
U.S. Treasury 5-Year Note March Futures	03/2020	3	(356)	1	0	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2020	7	(1,272)	36	8	0
United Kingdom Long Gilt March Futures	03/2020	3	(522)	(1)	5	(2)
				$38	$13	$(3)
Total Futures Contracts				$24	$13	$(9)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.HY-33 5-Year Index	5.000%	Quarterly	12/20/2024	$396	$27	$12	$39	$0	$0
CDX.IG-33 5-Year Index	1.000	Quarterly	12/20/2024	1,800	35	12	47	0	0
					$62	$24	$86	$0	$0

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.500%	Semi-Annual	12/18/2021		$1,900	$(39)	$9	$(30)	$1	$0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		2,300	117	(33)	84	0	(3)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		2,600	22	73	95	8	0
Receive(4)	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		400	(9)	(3)	(12)	5	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	40,000	(14)	5	(9)	0	0
Receive	CPURNSA	1.669	Maturity	06/19/2024		$300	0	3	3	0	0
							$77	$54	$131	$14	$(3)
Total Swap Agreements							$139	$78	$217	$14	$(3)

Cash of $326 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2020		$130	AUD	192	$4	$0
	01/2020		21	CAD	28	0	0
	01/2020		74	MXN	1,455	3	0
BPS	01/2020	BRL	75		$18	0	(1)
	01/2020	EUR	9		10	0	0
	01/2020		$19	BRL	75	0	0
	01/2020		75	EUR	67	0	0
	03/2020		85	IDR	1,214,933	2	0
	03/2020		60	KRW	71,124	2	0
BRC	01/2020	AUD	18		$12	0	0
	01/2020	JPY	2,300		21	0	0
CBK	01/2020	BRL	1,707		420	0	(4)
	01/2020	JPY	13,800		127	0	0
	01/2020		$423	BRL	1,707	1	0
	02/2020	COP	823,072		$238	0	(13)

Schedule of Investments PIMCO RAE Low Volatility PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

	02/2020	MXN	443		23	0	0
	02/2020		$419	BRL	1,707	5	0
	03/2020	KRW	102,433		$87	0	(2)
DUB	02/2020	COP	27,507		8	0	0
	03/2020	TWD	5,656		187	0	(3)
GLM	02/2020	COP	259,336		78	0	(1)
	03/2020		$26	KRW	30,775	1	0
HUS	01/2020	GBP	20		$27	0	0
	01/2020		$319	COP	1,119,128	21	0
	01/2020		173	GBP	134	5	0
	03/2020		171	INR	12,465	3	0
	01/2021	BRL	1,010		$156	0	(91)
IND	03/2020		$18	TWD	545	0	0
JPM	01/2020	EUR	69		$77	0	(1)
	01/2020		$28	EUR	25	0	0
RYL	01/2020	MXN	1,455		$75	0	(1)
	03/2020	CNH	3,860		535	0	(18)
	03/2020	IDR	113,015		8	0	0
	05/2020		$74	MXN	1,455	1	0
SCX	03/2020	INR	6,187		$86	0	0
	03/2020		$546	CNY	3,846	5	0
SOG	01/2020	RUB	512		$8	0	0
	01/2020		$83	RUB	5,435	5	0
SSB	01/2020		422	BRL	1,782	21	0
TOR	02/2020	COP	10,941		$3	0	0
UAG	01/2020	CAD	296		223	0	(6)
	01/2020	EUR	213		235	0	(4)
	02/2020		$18	MXN	345	0	0
	03/2020	INR	574		$8	0	0
Total Forward Foreign Currency Contracts						$79	$(145)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900%	01/15/2020	50	$0	$0
CBK	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	50	0	0
Total Written Options						$0	$0

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON EQUITY INDICES

										Swap Agreements, at Value
Counterparty	Pay/ Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	RALVEIUT Index	8,501	1.997%(1-Month USD-LIBOR plus a specified spread)	Monthly	05/13/2020	$1,586	$0	$(2)	$0	$(2)
MYI	Receive	RALVEIUT Index	73,633	1.897%(1-Month USD-LIBOR plus a specified spread)	Maturity	02/20/2020	11,591	0	1,886	1,886	0
Total Swap Agreements								$0	$1,884	$1,886	$(2)

(i)	Securities with an aggregate market value of $128 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019

Schedule of Investments PIMCO RAE Low Volatility PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$0	$6	$6
U.S. Government Agencies	0	5,267	0	5,267
U.S. Treasury Obligations	0	5,525	0	5,525
Non-Agency Mortgage-Backed Securities	0	1,341	0	1,341
Asset-Backed Securities	0	256	0	256
Sovereign Issues	0	748	0	748
Short-Term Instruments
Repurchase Agreements	0	153	0	153
Argentina Treasury Bills	0	25	25	50
	$0	$13,315	$31	$13,346
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,659	$0	$0	$4,659
Total Investments	$4,659	$13,315	$31	$18,005

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	13	14	0	27
Over the counter	0	1,965	0	1,965
	$13	$1,979	$0	$1,992
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(9)	(3)	0	(12)
Over the counter	0	(147)	0	(147)
	$(9)	$(150)	$0	$(159)
Total Financial Derivative Instruments	$4	$1,829	$0	$1,833
Totals	$4,663	$15,144	$31	$19,838

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO RAE Low Volatility PLUS International Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 113.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Charter Communications Operating LLC 3.550% (LIBOR03M + 1.750%) due 02/01/2027 ~		$1,351	$1,362
Total Loan Participations and Assignments (Cost $1,350)			1,362
CORPORATE BONDS & NOTES 11.4%
BANKING & FINANCE 8.7%
AXA Equitable Holdings, Inc. 4.350% due 04/20/2028		500	543
Barclays Bank PLC 10.179% due 06/12/2021		300	333
Barclays PLC
3.200% due 08/10/2021		2,100	2,130
3.284% (US0003M + 1.380%) due 05/16/2024 ~		1,400	1,417
4.610% due 02/15/2023 ●		1,000	1,045
7.125% due 06/15/2025 ●(e)(f)	GBP	900	1,350
8.000% due 12/15/2020 ●(e)(f)	EUR	200	240
8.000% due 06/15/2024 ●(e)(f)		$500	560
Citigroup, Inc.
2.930% (US0003M + 1.023%) due 06/01/2024 ~		1,400	1,417
3.200% due 10/21/2026		600	622
Cooperatieve Rabobank UA
5.500% due 06/29/2020 ●(e)(f)	EUR	400	460
6.875% due 03/19/2020 (f)		400	455
Credit Suisse Group AG 3.127% (US0003M + 1.240%) due 06/12/2024 ~		$2,700	2,734
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		600	625
Deutsche Bank AG
3.149% (US0003M + 1.230%) due 02/27/2023 ~		1,900	1,863
4.250% due 10/14/2021		1,500	1,543
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	500	607
Ford Motor Credit Co. LLC
2.865% (US0003M + 0.930%) due 09/24/2020 ~		$1,000	1,002
4.593% (US0003M + 2.550%) due 01/07/2021 ~		2,300	2,333
Goldman Sachs Group, Inc. 3.080% (US0003M + 1.170%) due 11/15/2021 ~		1,900	1,915
HSBC Holdings PLC
2.504% (US0003M + 0.600%) due 05/18/2021 ~		600	601
2.904% (US0003M + 1.000%) due 05/18/2024 ~		200	202
3.400% due 03/08/2021		800	813
3.543% (US0003M + 1.500%) due 01/05/2022 ~		1,300	1,326
JPMorgan Chase & Co.
2.509% (US0003M + 0.610%) due 06/18/2022 ~		1,300	1,305
2.824% (US0003M + 0.890%) due 07/23/2024 ~		1,000	1,009
KKR Group Finance Co. LLC 1.625% due 05/22/2029	EUR	800	936
Lloyds Banking Group PLC
2.728% (US0003M + 0.800%) due 06/21/2021 ~		$900	905
2.858% due 03/17/2023 ●		300	304
4.050% due 08/16/2023		500	530
4.550% due 08/16/2028		500	560
7.500% due 09/27/2025 ●(e)(f)		200	224
Morgan Stanley 5.500% due 01/26/2020		3,500	3,507
Nationwide Building Society
3.766% due 03/08/2024 ●		800	828
4.363% due 08/01/2024 ●		700	743
Royal Bank of Scotland Group PLC
3.497% (US0003M + 1.550%) due 06/25/2024 ~		700	711
4.519% due 06/25/2024 ●		400	425
4.892% due 05/18/2029 ●		400	452
7.500% due 08/10/2020 ●(e)(f)		500	512
8.000% due 08/10/2025 ●(e)(f)		100	115
Santander UK Group Holdings PLC 4.796% due 11/15/2024 ●		700	756
Santander UK PLC 2.875% due 06/18/2024		900	920
SL Green Realty Corp. 4.500% due 12/01/2022		1,300	1,370

Schedule of Investments PIMCO RAE Low Volatility PLUS International Fund (Cont.)	December 31, 2019 (Unaudited)

Standard Chartered PLC 3.091% (US0003M + 1.200%) due 09/10/2022 ~		1,000	1,008
UBS AG 7.625% due 08/17/2022 (f)		1,900	2,143
UniCredit SpA 7.830% due 12/04/2023		950	1,109
Wells Fargo & Co. 2.625% due 07/22/2022		600	609
			47,117
INDUSTRIALS 1.5%
AbbVie, Inc. 2.900% due 11/06/2022		100	102
Allergan Sales LLC 4.875% due 02/15/2021		465	479
BAT Capital Corp. 3.222% due 08/15/2024		100	102
BAT International Finance PLC 3.950% due 06/15/2025		400	423
Charter Communications Operating LLC 4.464% due 07/23/2022		600	631
Comcast Corp. 3.950% due 10/15/2025		1,479	1,614
CSN Resources S.A. 7.625% due 02/13/2023		250	267
Daimler Finance North America LLC 2.810% (US0003M + 0.900%) due 02/15/2022 ~		700	706
Imperial Brands Finance PLC
3.125% due 07/26/2024		200	202
3.500% due 07/26/2026		200	201
Netflix, Inc. 3.875% due 11/15/2029	EUR	400	476
Occidental Petroleum Corp. 2.600% due 08/13/2021		$800	806
Sands China Ltd.
5.125% due 08/08/2025		1,100	1,210
5.400% due 08/08/2028		700	791
Sasol Financing USA LLC 5.875% due 03/27/2024		200	217
			8,227
UTILITIES 1.2%
AT&T, Inc.
2.657% (US0003M + 0.750%) due 06/01/2021 ~		2,100	2,113
2.951% (US0003M + 0.950%) due 07/15/2021 ~		2,400	2,424
3.067% (US0003M + 1.180%) due 06/12/2024 ~		1,400	1,425
Petrobras Global Finance BV 5.093% due 01/15/2030		115	123
			6,085
Total Corporate Bonds & Notes (Cost $59,545)			61,429
MUNICIPAL BONDS & NOTES 0.2%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		200	240
7.750% due 01/01/2042		94	106
			346
RHODE ISLAND 0.1%
Rhode Island Student Loan Authority Revenue Bonds, Series 2014 2.408% (US0001M + 0.700%) due 10/02/2028 ~		708	703
Total Municipal Bonds & Notes (Cost $999)			1,049
U.S. GOVERNMENT AGENCIES 38.0%
Fannie Mae 1.711% due 07/25/2037 ●		405	398
Freddie Mac
2.140% due 11/15/2043 ●		11,383	11,363
4.000% due 06/01/2048		3,631	3,780
Ginnie Mae 3.500% due 02/15/2045 - 06/15/2045		1,555	1,624
Ginnie Mae, TBA 5.000% due 01/01/2050		1,800	1,897
Uniform Mortgage-Backed Security
2.500% due 11/01/2049		400	395
3.500% due 04/01/2029		59	62
4.000% due 05/01/2047 - 02/01/2049		4,888	5,120

Schedule of Investments PIMCO RAE Low Volatility PLUS International Fund (Cont.)	December 31, 2019 (Unaudited)

Uniform Mortgage-Backed Security, TBA
2.500% due 01/01/2050		6,500	6,424
3.000% due 02/01/2050		60,500	61,284
3.500% due 01/01/2050		20,900	21,490
4.000% due 01/01/2050 - 02/01/2050		80,000	83,199
4.500% due 02/01/2050		8,200	8,638
Total U.S. Government Agencies (Cost $205,312)			205,674
U.S. TREASURY OBLIGATIONS 39.7%
U.S. Treasury Bonds
2.750% due 08/15/2047		900	964
3.000% due 08/15/2048		300	338
3.000% due 02/15/2049		5,700	6,425
4.375% due 05/15/2040		7,700	10,331
4.625% due 02/15/2040		5,600	7,737
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (i)		12,735	12,729
0.125% due 04/15/2022		15,979	15,956
0.125% due 07/15/2022		1,343	1,349
0.125% due 01/15/2023 (i)		1,561	1,561
0.375% due 01/15/2027		43	43
0.625% due 07/15/2021		13,702	13,856
0.625% due 02/15/2043		224	227
1.000% due 02/15/2046		1,412	1,554
1.000% due 02/15/2048		7,618	8,437
1.000% due 02/15/2049		7,609	8,463
1.375% due 02/15/2044		1,325	1,564
U.S. Treasury Notes
1.375% due 10/31/2020 (i)(k)		2,000	1,995
1.375% due 10/15/2022		7,460	7,412
1.375% due 09/30/2023 (i)		5,800	5,738
1.500% due 08/15/2026		3,100	3,037
1.625% due 02/15/2026		1,000	990
2.000% due 04/30/2024 (k)		100	101
2.250% due 08/15/2027 (k)		900	925
2.375% due 05/15/2029		11,800	12,258
2.500% due 05/15/2024		500	517
2.625% due 12/31/2025 (k)		3,100	3,248
2.625% due 02/15/2029		66,370	70,302
3.000% due 09/30/2025		7,700	8,218
3.000% due 10/31/2025		7,700	8,223
Total U.S. Treasury Obligations (Cost $206,718)			214,498
NON-AGENCY MORTGAGE-BACKED SECURITIES 6.0%
American Home Mortgage Assets Trust 1.982% due 10/25/2046 ●		242	167
BCAP LLC Trust
2.002% due 05/25/2047 ●		152	142
5.250% due 04/26/2037		1,131	933
Bear Stearns Adjustable Rate Mortgage Trust 4.253% due 02/25/2034 ~		102	106
Bear Stearns ALT-A Trust 4.018% due 01/25/2036 ~		202	205
Bear Stearns Mortgage Funding Trust
1.962% due 06/25/2047 ●		559	544
1.972% due 10/25/2036 ●		2,804	2,705
Citigroup Commercial Mortgage Trust 1.771% due 09/10/2045 ~(a)		13,381	513
Citigroup Mortgage Loan Trust 4.380% due 10/25/2035 ●		29	30
Countrywide Alternative Loan Trust
2.592% due 08/25/2035 ●		1,328	905
4.289% due 10/20/2035 ●		1,124	985
Countrywide Home Loan Mortgage Pass-Through Trust 3.567% due 02/20/2036 ~		756	658
Downey Savings & Loan Association Mortgage Loan Trust 4.376% due 07/19/2044 ~		22	23
HarborView Mortgage Loan Trust
1.914% due 01/25/2047 ●		366	364
4.235% due 07/19/2035 ^~		122	116
Hawksmoor Mortgages 1.761% due 05/25/2053 ●	GBP	2,492	3,309
HomeBanc Mortgage Trust 2.062% due 10/25/2035 ●		$121	123
IndyMac Mortgage Loan Trust 2.272% due 04/25/2035 ●		1,034	1,014
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 2.180% due 12/15/2030 ●		60	58
Merrill Lynch Alternative Note Asset Trust
1.902% due 03/25/2037 ●		14,940	6,039
1.992% due 03/25/2037 ●		13,418	5,897
Merrill Lynch Mortgage Investors Trust 4.005% due 04/25/2035 ~		350	348

Schedule of Investments PIMCO RAE Low Volatility PLUS International Fund (Cont.)	December 31, 2019 (Unaudited)

Merrill Lynch Mortgage-Backed Securities Trust 4.248% due 04/25/2037 ^~		221	222
Prime Mortgage Trust 2.192% due 02/25/2034 ●		22	21
RBSSP Resecuritization Trust 2.188% due 06/27/2036 ●		1,169	1,114
Residential Asset Securitization Trust 5.500% due 08/25/2034		415	422
Structured Adjustable Rate Mortgage Loan Trust 4.121% due 04/25/2035 ~		46	45
Structured Asset Mortgage Investments Trust 2.002% due 04/25/2036 ●		70	71
Thornburg Mortgage Securities Trust 3.252% due 06/25/2047 ^●		1,981	1,852
Towd Point Mortgage Funding PLC 1.820% due 10/20/2051 ●	GBP	1,244	1,658
WaMu Mortgage Pass-Through Certificates Trust
2.102% due 01/25/2045 ●		$83	81
2.989% due 06/25/2047 ●		1,820	1,749
Wells Fargo Mortgage-Backed Securities Trust
5.220% due 04/25/2036 ~		138	136
Total Non-Agency Mortgage-Backed Securities (Cost $36,436)			32,555
ASSET-BACKED SECURITIES 14.9%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.172% due 02/25/2036 ●		1,436	1,198
Bear Stearns Asset-Backed Securities Trust 1.902% due 02/25/2037 ●		303	343
California Street CLO Ltd. 3.031% due 10/15/2025 ●		2,852	2,853
Citigroup Mortgage Loan Trust
1.952% due 12/25/2036 ●		1,164	910
2.192% due 11/25/2046 ●		1,078	1,061
Citigroup Mortgage Loan Trust, Inc. 2.052% due 03/25/2037 ●		519	479
Countrywide Asset-Backed Certificates
1.932% due 05/25/2035 ●		657	638
1.932% due 06/25/2035 ●		2,186	1,990
1.932% due 06/25/2037 ●		3,013	2,830
1.932% due 08/25/2037 ^●		771	710
1.932% due 06/25/2047 ^●		300	276
1.992% due 06/25/2047 ^●		1,051	947
2.022% due 05/25/2037 ●		6,000	5,698
2.282% due 02/25/2036 ●		5,856	5,865
Countrywide Asset-Backed Certificates Trust 2.592% due 08/25/2047 ●		625	624
Countrywide Asset-Backed Certificates, Inc. 3.592% due 12/25/2033 ●		80	80
First Franklin Mortgage Loan Trust 2.272% due 12/25/2035 ●		165	165
GLS Auto Receivables Issuer Trust 2.580% due 07/17/2023		1,160	1,162
GSAMP Trust 3.442% due 10/25/2034 ●		137	133
Halcyon Loan Advisors Funding Ltd. 3.053% due 10/22/2025 ●		1,523	1,524
JPMorgan Mortgage Acquisition Trust 2.052% due 06/25/2037 ●		3,200	3,168
Long Beach Mortgage Loan Trust
1.942% due 05/25/2036 ●		1,912	1,298
1.952% due 08/25/2036 ●		2,070	1,150
MASTR Asset-Backed Securities Trust
2.032% due 08/25/2036 ●		2,113	1,121
2.482% due 06/25/2035 ●		205	205
Morgan Stanley ABS Capital, Inc. Trust
1.872% due 09/25/2036 ●		78	42
1.922% due 10/25/2036 ●		270	260
2.022% due 09/25/2036 ●		5,184	2,895
3.592% due 03/25/2034 ●		398	378
Mountain Hawk CLO Ltd. 3.203% due 04/18/2025 ●		2,861	2,862
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 1.942% due 07/25/2036 ●		472	465
NovaStar Mortgage Funding Trust 1.962% due 11/25/2036 ●		4,024	1,754
OHA Credit Partners Ltd. 2.976% due 10/20/2025 ●		400	401
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 2.782% due 09/25/2034 ●		443	445
Popular ABS Mortgage Pass-Through Trust 2.042% due 06/25/2047 ^●		927	916
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		5,940	3,108
Residential Asset Mortgage Products Trust
2.132% due 03/25/2036 ●		2,500	2,407

Schedule of Investments PIMCO RAE Low Volatility PLUS International Fund (Cont.)	December 31, 2019 (Unaudited)

2.232% due 12/25/2035 ●		1,817	1,700
2.692% due 08/25/2034 ●		507	509
Residential Asset Securities Corp. Trust
1.942% due 08/25/2036 ●		327	313
2.032% due 11/25/2036 ●		8,057	6,333
2.192% due 02/25/2036 ●		1,000	969
2.212% due 10/25/2035 ●		266	267
Securitized Asset-Backed Receivables LLC Trust
1.882% due 07/25/2036 ●		3,907	2,016
2.042% due 05/25/2036 ●		1,323	840
2.062% due 03/25/2036 ●		364	342
2.752% due 01/25/2036 ^●		2,860	2,328
Seneca Park CLO Ltd. 3.122% due 07/17/2026 ●		753	753
Soundview Home Loan Trust
1.902% due 02/25/2037 ●		286	105
1.952% due 11/25/2036 ●		149	147
Specialty Underwriting & Residential Finance Trust 2.767% due 12/25/2035 ●		702	704
Structured Asset Investment Loan Trust 1.922% due 07/25/2036 ●		2,509	1,967
Structured Asset Securities Corp. Mortgage Loan Trust 2.022% due 05/25/2047 ●		2,723	2,640
Sudbury Mill CLO Ltd. 3.152% due 01/17/2026 ●		2,672	2,674
Telos CLO Ltd. 3.272% due 01/17/2027 ●		2,569	2,569
WaMu Asset-Backed Certificates WaMu Trust 1.942% due 01/25/2037 ●		1,028	887
Total Asset-Backed Securities (Cost $74,942)			80,424
SOVEREIGN ISSUES 2.6%
Argentina Government International Bond
3.750% due 12/31/2038 þ		2,500	1,227
5.875% due 01/11/2028		1,200	568
42.836% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	1,932	17
56.589% (ARLLMONP) due 06/21/2020 ~(a)		37,324	338
Israel Government International Bond 4.125% due 01/17/2048		$300	348
Japan Government International Bond 0.100% due 03/10/2028 (d)	JPY	1,062,348	10,061
Kommunalbanken A/S 4.500% due 07/18/2022	AUD	500	379
Saudi Government International Bond
4.000% due 04/17/2025		$600	648
5.000% due 04/17/2049		350	419
Total Sovereign Issues (Cost $15,642)			14,005
		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
JPMorgan Chase & Co. 5.406% (US0003M + 3.470%) due 01/30/2020 ~(e)		750,000	758
Total Preferred Securities (Cost $750)			758
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.2%
CERTIFICATES OF DEPOSIT 0.1%
Lloyds Bank Corporate Markets PLC 2.512% (US0003M + 0.500%) due 10/26/2020 ~		$600	601
REPURCHASE AGREEMENTS (g) 0.1%			534
ARGENTINA TREASURY BILLS 0.0%
47.840% due 05/13/2020 (b)(c)	ARS	880	12

Schedule of Investments PIMCO RAE Low Volatility PLUS International Fund (Cont.)	December 31, 2019 (Unaudited)

Total Short-Term Instruments (Cost $1,157)		1,147
Total Investments in Securities (Cost $602,851)		612,901
	SHARES
INVESTMENTS IN AFFILIATES 18.8%
SHORT-TERM INSTRUMENTS 18.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.8%
PIMCO Short Asset Portfolio	4,846,733	48,254
PIMCO Short-Term Floating NAV Portfolio III	5,408,903	53,510
Total Short-Term Instruments (Cost $102,015)		101,764
Total Investments in Affiliates (Cost $102,015)		101,764
Total Investments 132.1% (Cost $704,866)		$714,665
Financial Derivative Instruments (h)(j) 6.8%(Cost or Premiums, net $1,641)		36,526
Other Assets and Liabilities, net (38.9)%		(210,378)
Net Assets 100.0%		$540,813

Schedule of Investments PIMCO RAE Low Volatility PLUS International Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$534	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(549)	$534	$534
Total Repurchase Agreements						$(549)	$534	$534

SHORT SALES:

Description	Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales(2)
U.S. Government Agencies (0.3)%
Uniform Mortgage-Backed Security, TBA	5.000%	01/01/2050		$1,800	$(1,923)	$(1,937)
Sovereign Issues (0.8)%
Canada Government Bond	2.750%	12/01/2048	CAD	4,550	(4,243)	(4,286)
Total Short Sales (1.1)%					$(6,166)	$(6,223)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $12 of accrued interest.
The average amount of borrowings outstanding during the period ended September 30, 2019 was $(15,018) at a weighted average interest rate of 2.251%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2020	129	$24,670	$(207)	$0	$(162)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2020	129	$(27,800)	$18	$0	$(6)
U.S. Treasury 5-Year Note March Futures	03/2020	579	(68,675)	243	14	0

Schedule of Investments PIMCO RAE Low Volatility PLUS International Fund (Cont.)	December 31, 2019 (Unaudited)

U.S. Treasury 10-Year Note March Futures	03/2020	14	(1,798)	15	1	0
U.S. Treasury 30-Year Bond March Futures	03/2020	252	(39,288)	761	87	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2020	102	(18,529)	523	118	0
United Kingdom Long Gilt March Futures	03/2020	121	(21,057)	(38)	203	(92)
				$1,522	$423	$(98)
Total Futures Contracts				$1,315	$423	$(260)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.IG-32 5-Year Index	1.000%	Quarterly	06/20/2024	$16,700	$287	$154	$441	$0	$(1)
CDX.IG-33 5-Year Index	1.000	Quarterly	12/20/2024	30,400	621	179	800	0	(3)
					$908	$333	$1,241	$0	$(4)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.700%	Semi-Annual	12/18/2024	CAD	50,400	$(168)	$(488)	$(656)	$0	$(103)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		4,000	(69)	396	327	0	(74)
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049		800	4	(13)	(9)	0	(15)
Pay(4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		$113,600	(894)	2,597	1,703	0	(51)
Receive	3-Month USD-LIBOR	2.569	Semi-Annual	10/23/2024		29,800	0	(1,194)	(1,194)	26	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		37,700	34	393	427	41	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		4,500	(256)	91	(165)	5	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		15,800	1	(982)	(981)	19	0
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		7,900	0	(493)	(493)	9	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		21,900	1,249	(1,535)	(286)	29	0
Receive(4)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		71,500	(9)	(1,575)	(1,584)	86	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/18/2026		17,100	267	(331)	(64)	0	(34)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		1,000	37	(86)	(49)	2	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		5,000	233	(393)	(160)	14	0
Receive(4)	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		23,200	(113)	725	612	74	0
Receive(4)	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		7,500	(3)	(230)	(233)	86	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	1,070,000	(370)	123	(247)	0	(9)
Receive	CPTFEMU	1.710	Maturity	03/15/2033	EUR	1,150	(2)	(95)	(97)	6	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		1,150	3	235	238	0	(16)
Receive	CPURNSA	1.669	Maturity	06/19/2024		$100	0	1	1	0	0
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	7,800	(1)	220	219	9	0
Pay	UKRPI	3.593	Maturity	11/15/2028		1,400	0	66	66	2	0
Pay	UKRPI	3.595	Maturity	11/15/2028		4,400	52	156	208	5	0
Pay	UKRPI	3.603	Maturity	11/15/2028		1,100	0	53	53	1	0
							$(5)	$(2,359)	$(2,364)	$414	$(302)
Total Swap Agreements							$903	$(2,026)	$(1,123)	$414	$(306)

(i)	Securities with an aggregate market value of $4,617 and cash of $4,339 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2020	$3,284	AUD	4,837	$111	$0
	01/2020	4,291	CAD	5,681	84	0

Schedule of Investments PIMCO RAE Low Volatility PLUS International Fund (Cont.)	December 31, 2019 (Unaudited)

	01/2020		2,219	MXN	43,446	73	0
BPS	01/2020	EUR	327		$367	0	0
	01/2020	GBP	345		447	0	(10)
	01/2020		$2,741	EUR	2,449	7	0
	03/2020		2,522	IDR	35,956,696	61	0
CBK	01/2020	JPY	247,229		$2,277	1	0
	02/2020	COP	757,485		228	0	(3)
	02/2020		$2,484	COP	8,610,652	131	0
	02/2020		208	ZAR	3,081	11	0
	03/2020	KRW	3,104,423		$2,646	0	(45)
DUB	03/2020	TWD	162,491		5,379	0	(84)
GLM	02/2020	COP	7,195,401		2,161	0	(24)
	03/2020		$1,886	KRW	2,233,723	50	0
HUS	01/2020	CAD	6,224		$4,706	0	(87)
	01/2020		$2,420	RUB	159,960	153	0
	03/2020		5,185	INR	377,697	77	0
	03/2020		707	KRW	838,643	20	0
	01/2021	BRL	2,330		$359	0	(209)
JPM	01/2020	EUR	2,282		2,537	0	(24)
RYL	01/2020	MXN	43,446		2,249	0	(43)
	05/2020		$2,215	MXN	43,446	42	0
SCX	03/2020	CNY	1,261		$179	0	(2)
	03/2020	INR	186,546		2,593	0	(6)
SSB	01/2020	BRL	11,877		2,927	0	(26)
	01/2020		$2,807	BRL	11,877	145	0
	02/2020		2,923		11,877	27	0
	03/2020		159	CNY	1,119	2	0
TOR	02/2020	COP	616,548		$185	0	(2)
UAG	01/2020	CAD	9,477		7,120	0	(178)
	01/2020	EUR	8,856		9,782	0	(156)
Total Forward Foreign Currency Contracts						$995	$(899)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.036%	07/19/2021	82,600	$304	$231
	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.023	08/02/2021	181,100	712	508
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	03/11/2021	47,100	377	948
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	48,100	282	648
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	15,500	623	1
Total Purchased Options							$2,298	$2,336

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900%	01/15/2020	950	$(1)	$0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	02/19/2020	500	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	500	(1)	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	600	(1)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	400	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	400	(1)	0
CBK	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	950	(1)	0
	Put - OTC CDX.IG-33 5-Year Index	Sell	1.000	01/15/2020	1,600	(1)	1
DBL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	400	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	400	(1)	0
FBF	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	800	(1)	1
JPM	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	400	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	400	(1)	0
MEI	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	300	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	300	0	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	400	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	400	(1)	0
						$(10)	$(4)

Schedule of Investments PIMCO RAE Low Volatility PLUS International Fund (Cont.)	December 31, 2019 (Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323%	03/11/2021	24,800	$(376)	$(1,090)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	25,400	(282)	(785)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.453	07/19/2021	26,400	(295)	(313)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.494	08/02/2021	58,000	(713)	(753)
							$(1,666)	$(2,941)
Total Written Options							$(1,676)	$(2,945)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

										Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	UniCredit SpA	(1.000)%	Quarterly	12/20/2023	1.518%	EUR	285	$52	$(45)	$7	$0
CBK	UniCredit SpA	(1.000)	Quarterly	12/20/2023	1.518		60	11	(10)	1	0
HUS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	1.518		300	57	(50)	7	0
JPM	HSBC Holdings PLC	(1.000)	Quarterly	12/20/2024	0.912		100	(1)	0	0	(1)
								$119	$(105)	$15	$(1)

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	35,400	$(3)	$68	$65	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Receive	RALVEIIT Index	1,377,383	2.397%(1-Month USD-LIBOR plus a specified spread)	Maturity	01/09/2020	$180,658	$0	$22,005	$22,005	$0
MEI	Receive	RALVEIIT Index	1,076,641	2.315%(1-Month USD-LIBOR plus a specified spread)	Monthly	03/18/2020	162,659	0	231	231	0
	Receive	RALVEIIT Index	87,699	2.165%(1-Month USD-LIBOR plus a specified spread)	Monthly	03/25/2020	13,250	0	20	20	0
SOG	Receive	RALVEIIT Index	94,979	2.395%(1-Month USD-LIBOR plus a specified spread)	Monthly	02/06/2020	14,349	0	20	20	0
	Receive	RALVEIIT Index	920,745	2.327%(1-Month USD-LIBOR plus a specified spread)	Maturity	02/20/2020	121,765	0	14,413	14,413	0
								$0	$36,689	$36,689	$0
Total Swap Agreements								$116	$36,652	$36,769	$(1)

(k)	Securities with an aggregate market value of $1,215 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO RAE Low Volatility PLUS International Fund (Cont.)	December 31, 2019 (Unaudited)

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,362	$0	$1,362
Corporate Bonds & Notes
Banking & Finance	0	47,117	0	47,117
Industrials	0	8,227	0	8,227
Utilities	0	6,085	0	6,085
Municipal Bonds & Notes
Illinois	0	346	0	346
Rhode Island	0	703	0	703
U.S. Government Agencies	0	205,674	0	205,674
U.S. Treasury Obligations	0	214,498	0	214,498
Non-Agency Mortgage-Backed Securities	0	32,555	0	32,555
Asset-Backed Securities	0	80,424	0	80,424
Sovereign Issues	0	14,005	0	14,005
Preferred Securities
Banking & Finance	0	758	0	758
Short-Term Instruments
Certificates of Deposit	0	601	0	601
Repurchase Agreements	0	534	0	534
Argentina Treasury Bills	0	12	0	12
	$0	$612,901	$0	$612,901
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$101,764	$0	$0	$101,764
Total Investments	$101,764	$612,901	$0	$714,665
Short Sales, at Value - Liabilities
Sovereign Issues	0	(4,286)	0	(4,286)
U.S. Government Agencies	0	(1,937)	0	(1,937)
	$0	$(6,223)	$0	$(6,223)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	423	414	0	837
Over the counter	0	40,100	0	40,100
	$423	$40,514	$0	$40,937
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(260)	(306)	0	(566)
Over the counter	0	(3,845)	0	(3,845)
	$(260)	$(4,151)	$0	$(4,411)
Total Financial Derivative Instruments	$163	$36,363	$0	$36,526
Totals	$101,927	$643,041	$0	$744,968

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO RAE PLUS EMG Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 133.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
American Honda Finance Corp. 2.811% (LIBOR03M + 0.850%) due 03/29/2021 «~		$2,100	$2,100
Toyota Motor Credit Corp. 2.525% (LIBOR03M + 0.580%) due 09/28/2020 «~		4,100	4,099
Total Loan Participations and Assignments (Cost $6,189)			6,199
CORPORATE BONDS & NOTES 13.8%
BANKING & FINANCE 9.2%
AerCap Ireland Capital DAC 4.125% due 07/03/2023		2,700	2,852
AXA Equitable Holdings, Inc. 4.350% due 04/20/2028		2,000	2,171
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 ●(f)(g)	EUR	2,600	3,191
Banco del Estado de Chile 4.125% due 10/07/2020		$7,600	7,701
Bank of Ireland 7.375% due 06/18/2020 ●(f)(g)	EUR	1,300	1,507
Barclays Bank PLC
7.625% due 11/21/2022 (g)		$2,900	3,261
10.179% due 06/12/2021		9,400	10,449
Barclays PLC
3.284% (US0003M + 1.380%) due 05/16/2024 ~		6,400	6,476
4.610% due 02/15/2023 ●		5,000	5,223
4.972% due 05/16/2029 ●		2,200	2,480
7.125% due 06/15/2025 ●(f)(g)	GBP	3,400	5,100
8.000% due 12/15/2020 ●(f)(g)	EUR	2,800	3,357
Citigroup, Inc. 2.930% (US0003M + 1.023%) due 06/01/2024 ~		$5,900	5,972
Cooperatieve Rabobank UA
5.500% due 06/29/2020 ●(f)(g)	EUR	2,100	2,414
6.625% due 06/29/2021 ●(f)(g)		3,800	4,636
6.875% due 03/19/2020 (g)		4,300	4,895
Credit Suisse Group Funding Guernsey Ltd. 3.750% due 03/26/2025		$500	529
Danske Bank A/S 2.947% (US0003M + 1.060%) due 09/12/2023 ~		2,300	2,295
Deutsche Bank AG
0.105% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	2,300	2,574
0.257% (EUR003M + 0.650%) due 09/10/2021 ~		800	889
3.149% (US0003M + 1.230%) due 02/27/2023 ~		$7,600	7,453
3.961% due 11/26/2025 ●		2,200	2,248
4.250% due 10/14/2021		6,200	6,377
Discover Bank 4.650% due 09/13/2028		400	451
Emerald Bay S.A. 0.000% due 10/08/2020 (d)	EUR	1,600	1,757
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028		1,900	2,306
Ford Motor Credit Co. LLC
0.025% due 12/07/2022 ●		3,200	3,471
2.865% (US0003M + 0.930%) due 09/24/2020 ~		$4,300	4,307
2.982% (US0003M + 1.080%) due 08/03/2022 ~		1,100	1,082
3.012% (US0003M + 1.000%) due 01/09/2020 ~		2,300	2,300
3.145% (US0003M + 1.235%) due 02/15/2023 ~		200	197
3.157% due 08/04/2020		8,100	8,133
4.593% (US0003M + 2.550%) due 01/07/2021 ~		1,400	1,420
Goldman Sachs Group, Inc. 3.080% (US0003M + 1.170%) due 11/15/2021 ~		2,800	2,822
GSPA Monetization Trust 6.422% due 10/09/2029		1,007	1,173
HSBC Holdings PLC
2.504% (US0003M + 0.600%) due 05/18/2021 ~		2,200	2,202
2.904% (US0003M + 1.000%) due 05/18/2024 ~		1,000	1,009
3.400% due 03/08/2021		1,000	1,016
4.292% due 09/12/2026 ●		2,400	2,595
JPMorgan Chase & Co.
2.509% (US0003M + 0.610%) due 06/18/2022 ~		5,400	5,422
2.824% (US0003M + 0.890%) due 07/23/2024 ~		4,900	4,942
3.797% due 07/23/2024 ●		1,900	2,003

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2019 (Unaudited)

Lloyds Banking Group PLC
2.728% (US0003M + 0.800%) due 06/21/2021 ~		3,300	3,319
2.858% due 03/17/2023 ●		3,200	3,240
4.050% due 08/16/2023		3,100	3,287
4.550% due 08/16/2028		1,600	1,792
7.500% due 09/27/2025 ●(f)(g)		2,500	2,805
7.625% due 06/27/2023 ●(f)(g)	GBP	332	494
Nationwide Building Society 4.363% due 08/01/2024 ●		$2,800	2,970
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021		400	397
2.600% due 09/28/2022		500	501
2.650% due 07/13/2022		1,200	1,204
Royal Bank of Scotland Group PLC
3.497% (US0003M + 1.550%) due 06/25/2024 ~		3,100	3,149
4.519% due 06/25/2024 ●		1,800	1,912
4.892% due 05/18/2029 ●		4,800	5,427
7.500% due 08/10/2020 ●(f)(g)		4,200	4,299
8.000% due 08/10/2025 ●(f)(g)		2,200	2,537
8.625% due 08/15/2021 ●(f)(g)		1,900	2,058
Santander UK Group Holdings PLC 4.796% due 11/15/2024 ●		3,800	4,103
Santander UK PLC 2.875% due 06/18/2024		6,300	6,442
Standard Chartered PLC 3.091% (US0003M + 1.200%) due 09/10/2022 ~		5,100	5,143
UBS AG
4.750% due 02/12/2026 ●(g)	EUR	5,500	6,485
5.125% due 05/15/2024 (g)		$7,963	8,600
UBS Group AG
2.860% (US0003M + 0.950%) due 08/15/2023 ~		2,000	2,014
2.950% due 09/24/2020		600	604
4.125% due 09/24/2025		700	761
UniCredit SpA
6.572% due 01/14/2022		5,300	5,692
7.830% due 12/04/2023		7,050	8,226
Wells Fargo & Co. 3.000% due 02/19/2025		900	929
WP Carey, Inc. 4.000% due 02/01/2025		5,200	5,457
WPC Eurobond BV 2.250% due 04/09/2026	EUR	5,500	6,629
			243,134
INDUSTRIALS 3.5%
AbbVie, Inc.
2.900% due 11/06/2022		$3,600	3,674
3.375% due 11/14/2021		2,900	2,975
Allergan Funding SCS 3.450% due 03/15/2022		1,500	1,534
Allergan Sales LLC 4.875% due 02/15/2021		419	431
AutoNation, Inc. 3.350% due 01/15/2021		300	303
BAT Capital Corp. 3.222% due 08/15/2024		200	205
BAT International Finance PLC 3.950% due 06/15/2025		800	846
Campbell Soup Co.
2.524% (US0003M + 0.630%) due 03/15/2021 ~		400	401
3.650% due 03/15/2023		4,000	4,167
Charter Communications Operating LLC
3.559% (US0003M + 1.650%) due 02/01/2024 ~		6,500	6,691
3.579% due 07/23/2020		3,200	3,221
4.464% due 07/23/2022		8,100	8,513
4.908% due 07/23/2025		1,900	2,093
CSN Resources S.A. 7.625% due 02/13/2023		450	481
Daimler Finance North America LLC 2.810% (US0003M + 0.900%) due 02/15/2022 ~		3,200	3,226
Danone S.A. 2.077% due 11/02/2021		200	200
Dell International LLC 4.420% due 06/15/2021		5,800	5,969
Deutsche Telekom International Finance BV
1.950% due 09/19/2021		150	150
2.225% due 01/17/2020		150	150
2.820% due 01/19/2022		700	711
Enbridge, Inc. 2.594% (US0003M + 0.700%) due 06/15/2020 ~		1,000	1,002
Enterprise Products Operating LLC 3.500% due 02/01/2022		500	516
Fairstone Financial, Inc. 7.875% due 07/15/2024		1,288	1,388

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2019 (Unaudited)

General Motors Co. 2.694% (US0003M + 0.800%) due 08/07/2020 ~		300	301
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	5,300	6,243
Imperial Brands Finance PLC
3.125% due 07/26/2024		$300	303
3.500% due 07/26/2026		300	302
INEOS Finance PLC 2.125% due 11/15/2025	EUR	5,000	5,658
Kraft Heinz Foods Co.
2.471% (US0003M + 0.570%) due 02/10/2021 ~		$5,500	5,509
5.000% due 07/15/2035		100	111
McDonald’s Corp. 2.366% (US0003M + 0.430%) due 10/28/2021 ~		1,400	1,405
Micron Technology, Inc. 5.327% due 02/06/2029		3,530	4,050
Occidental Petroleum Corp. 3.360% (US0003M + 1.450%) due 08/15/2022 ~		4,300	4,323
Reynolds American, Inc. 4.000% due 06/12/2022		100	104
Sands China Ltd.
5.125% due 08/08/2025		5,000	5,501
5.400% due 08/08/2028		3,500	3,955
Sasol Financing USA LLC 5.875% due 03/27/2024		900	974
Textron, Inc. 2.451% (US0003M + 0.550%) due 11/10/2020 ~		5,100	5,100
United Technologies Corp. 2.554% (US0003M + 0.650%) due 08/16/2021 ~		600	600
			93,286
UTILITIES 1.1%
AT&T, Inc.
2.651% (US0003M + 0.650%) due 01/15/2020 ~		100	100
2.657% (US0003M + 0.750%) due 06/01/2021 ~		9,000	9,056
2.951% (US0003M + 0.950%) due 07/15/2021 ~		4,200	4,241
3.067% (US0003M + 1.180%) due 06/12/2024 ~		5,700	5,803
Petrobras Global Finance BV 5.093% due 01/15/2030		1,166	1,251
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.298% due 09/30/2020		34	34
Rio Oil Finance Trust 8.200% due 04/06/2028		1,700	1,968
Southern California Edison Co. 3.650% due 03/01/2028		4,850	5,199
Sprint Communications, Inc. 6.000% due 11/15/2022		900	945
Sprint Corp. 7.250% due 09/15/2021		300	318
			28,915
Total Corporate Bonds & Notes (Cost $352,669)			365,335

MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.3%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		500	808
7.043% due 04/01/2050		1,100	1,789
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010 7.148% due 03/01/2043		2,900	4,438
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035		100	103
7.021% due 08/01/2040		100	103
			7,241
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		450	539
7.750% due 01/01/2042		103	117
			656
NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009 7.242% due 01/01/2041		95	128
TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010 6.731% due 07/01/2043		100	143

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2019 (Unaudited)

TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	1,685	1,700
WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040	2,400	3,262
Total Municipal Bonds & Notes (Cost $9,544)		13,130
U.S. GOVERNMENT AGENCIES 44.3%
Fannie Mae
2.142% due 07/25/2037 ●	32	32
2.172% due 07/25/2037 ●	56	56
2.192% due 09/25/2035 ●	118	118
2.310% due 08/01/2022	397	401
2.512% due 06/25/2037 ●	361	364
2.870% due 09/01/2027	4,100	4,245
3.445% due 03/01/2022	6,747	6,737
FDIC Structured Sale Guaranteed Notes 2.209% due 11/29/2037 ●	154	154
Freddie Mac
2.290% due 07/15/2041 ●	276	278
2.440% due 08/15/2037 ●	310	313
2.450% due 10/15/2037 ●	52	52
2.460% due 05/15/2037 - 09/15/2037 ●	358	363
3.500% due 05/01/2049	2,767	2,898
4.000% due 07/01/2047 - 03/01/2049	2,004	2,111
5.000% due 07/01/2023 - 09/01/2040	4,481	4,916
5.500% due 03/01/2037 - 04/01/2038	165	186
Ginnie Mae
2.059% due 08/20/2047 ●	2,101	2,091
3.500% due 02/15/2045	164	172
5.000% due 08/15/2033 - 04/15/2042	5,917	6,562
Ginnie Mae, TBA 5.000% due 01/01/2050	10,000	10,541
Small Business Administration 6.220% due 12/01/2028	11	12
Uniform Mortgage-Backed Security
2.500% due 10/01/2049 - 12/01/2049	86,573	85,601
3.000% due 08/01/2021 - 10/01/2021	1,257	1,288
3.500% due 03/01/2027 - 05/01/2049	78,504	81,515
4.000% due 12/01/2024 - 02/01/2049	69,490	72,882
4.500% due 07/01/2020 - 06/01/2030	931	990
5.000% due 07/01/2023 - 12/01/2029	717	765
5.500% due 09/01/2025 - 09/01/2041	9,956	11,141
6.000% due 11/01/2021 - 05/01/2041	8,898	10,196
Uniform Mortgage-Backed Security, TBA
2.500% due 01/01/2050	35,400	34,985
3.000% due 02/01/2050	156,500	158,529
3.500% due 01/01/2050 - 02/01/2050	105,300	108,255
4.000% due 01/01/2035 - 02/01/2050	498,875	518,843
4.500% due 02/01/2050	41,800	44,033
5.000% due 01/01/2050	2,000	2,139
Total U.S. Government Agencies (Cost $1,166,195)		1,173,764
U.S. TREASURY OBLIGATIONS 46.3%
U.S. Treasury Bonds
3.000% due 08/15/2048	800	900
3.000% due 02/15/2049 (j)	40,300	45,425
4.375% due 05/15/2040	7,900	10,599
4.625% due 02/15/2040	8,100	11,191
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022	107,505	107,456
0.125% due 04/15/2022	78,306	78,197
0.125% due 07/15/2022	7,050	7,080
0.125% due 01/15/2023 (l)	29,211	29,211
0.375% due 07/15/2023	28,088	28,480
0.375% due 01/15/2027	32	32
0.625% due 07/15/2021	71,135	71,937
0.625% due 01/15/2026	7,560	7,793
0.625% due 02/15/2043	1,455	1,473
1.000% due 02/15/2046	7,277	8,009
1.000% due 02/15/2048	32,143	35,600
1.000% due 02/15/2049	17,503	19,467
1.375% due 02/15/2044	7,288	8,601
U.S. Treasury Notes
1.500% due 08/15/2026 (j)(n)	6,100	5,975
1.625% due 12/15/2022	44,000	44,021
1.625% due 02/15/2026 (j)(n)	6,400	6,338
1.875% due 08/31/2022 (j)(l)	44,800	45,116
2.000% due 07/31/2022 (l)(n)	26,100	26,362

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2019 (Unaudited)

2.000% due 08/15/2025		8,300	8,407
2.000% due 11/15/2026		32,100	32,440
2.125% due 08/15/2021 (j)(n)		300	303
2.125% due 05/15/2025		35,900	36,613
2.250% due 11/15/2025 (j)(n)		1,100	1,129
2.375% due 08/15/2024		22,650	23,328
2.625% due 12/31/2025		24,500	25,673
2.625% due 02/15/2029 (j)		336,500	356,436
2.750% due 02/15/2024 (j)(l)(n)		11,110	11,582
3.000% due 09/30/2025 (j)		60,800	64,892
3.000% due 10/31/2025 (j)		61,100	65,249
Total U.S. Treasury Obligations (Cost $1,184,132)			1,225,315
NON-AGENCY MORTGAGE-BACKED SECURITIES 7.4%
American Home Mortgage Assets Trust 6.250% due 11/25/2046 þ		946	851
Banc of America Funding Trust
1.995% due 02/20/2047 ●		3,841	3,794
4.310% due 02/20/2035 ~		76	74
Banc of America Mortgage Trust 4.664% due 06/25/2035 ~		56	53
Bear Stearns ALT-A Trust 2.112% due 08/25/2036 ●		2,435	2,704
Chase Mortgage Finance Trust 3.756% due 12/25/2035 ^~		593	580
Citigroup Mortgage Loan Trust
1.862% due 01/25/2037 ●		357	332
4.140% due 03/25/2036 ^●		284	288
4.970% due 10/25/2035 ^●		154	154
5.133% due 03/25/2034 ~		313	313
Countrywide Alternative Loan Trust
1.912% due 12/25/2046 ●		8,483	8,287
1.962% due 05/25/2047 ●		844	804
1.992% due 05/25/2036 ●		514	464
Countrywide Home Loan Mortgage Pass-Through Trust
3.793% due 02/20/2036 ^●		16	16
5.500% due 09/25/2035 ^		6,390	5,894
6.000% due 07/25/2036		2,058	1,701
6.500% due 12/25/2037		2,064	1,507
Credit Suisse First Boston Mortgage Securities Corp. 3.587% due 02/25/2034 ~		108	110
Credit Suisse Mortgage Capital Certificates 2.323% due 11/30/2037 ~		5,800	5,282
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		1,599	1,416
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 1.952% due 01/25/2047 ●		975	973
Downey Savings & Loan Association Mortgage Loan Trust 2.584% due 09/19/2044 ●		217	214
First Horizon Mortgage Pass-Through Trust 4.100% due 10/25/2035 ^~		755	738
GSR Mortgage Loan Trust 4.704% due 09/25/2035 ~		94	96
HarborView Mortgage Loan Trust
1.984% due 07/19/2047 ●		11,265	10,902
2.105% due 06/20/2035 ●		746	746
2.264% due 01/19/2036 ●		3,256	2,596
Hawksmoor Mortgages 1.761% due 05/25/2053 ●	GBP	14,471	19,216
HomeBanc Mortgage Trust 2.102% due 03/25/2035 ●		$1,345	1,222
Impac CMB Trust 2.432% due 03/25/2035 ●		925	910
IndyMac Mortgage Loan Trust 2.052% due 06/25/2035 ●		230	218
JPMorgan Mortgage Trust
4.210% due 08/25/2035 ^~		217	214
4.305% due 07/25/2035 ~		4,993	5,111
4.427% due 07/25/2035 ~		320	326
5.750% due 01/25/2036 ^		15	12
Lehman Mortgage Trust 2.442% due 11/25/2036 ●		2,083	1,348
Lehman XS Trust 2.017% due 08/25/2046 ●		3,637	3,495
Luminent Mortgage Trust 4.226% due 04/25/2036 ~		19,046	17,511
Merrill Lynch Mortgage Investors Trust
2.042% due 11/25/2035 ●		657	631
4.330% due 09/25/2035 ^~		230	215
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~		4,067	4,094
Morgan Stanley Mortgage Loan Trust
2.052% due 04/25/2035 ●		1,439	1,434
3.522% due 07/25/2035 ~		592	560
6.315% due 06/25/2036 þ		4,509	1,805

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2019 (Unaudited)

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		7,016	7,022
4.500% due 05/25/2058 ~		6,080	6,417
Prime Mortgage Trust 6.000% due 06/25/2036 ^		1,042	1,031
Provident Funding Mortgage Loan Trust 4.639% due 10/25/2035 ~		929	944
Residential Accredit Loans, Inc. Trust
1.972% due 09/25/2036 ●		2,653	2,530
2.292% due 08/25/2035 ^●		3,310	2,511
3.739% due 08/25/2035 ●		84	81
4.628% due 12/25/2035 ^~		2,896	2,661
5.084% due 09/25/2035 ^~		372	324
Residential Asset Securitization Trust 6.000% due 03/25/2037 ^		4,189	2,348
RESIMAC Bastille Trust 2.554% due 12/05/2059 ●		1,863	1,866
Sequoia Mortgage Trust 2.325% due 07/20/2034 ●		1,384	1,397
Structured Adjustable Rate Mortgage Loan Trust 2.942% due 12/25/2037 ^●		3,107	2,798
Structured Asset Mortgage Investments Trust 2.252% due 05/25/2045 ●		8	7
Towd Point Mortgage Funding 0.000% due 07/20/2045 ●	GBP	17,800	23,577
Towd Point Mortgage Funding PLC 1.820% due 10/20/2051 ●		7,956	10,600
Wachovia Mortgage Loan Trust LLC 4.229% due 10/20/2035 ^~		$430	427
WaMu Mortgage Pass-Through Certificates Trust
2.082% due 12/25/2045 ●		704	687
2.372% due 11/25/2045 ●		4,916	4,868
2.627% due 10/25/2046 ●		4,941	4,808
2.627% due 11/25/2046 ●		3,298	3,320
3.188% due 01/25/2037 ^~		409	385
3.522% due 12/25/2036 ^~		236	228
3.835% due 06/25/2037 ^~		2,306	2,222
3.946% due 02/25/2037 ^~		1,327	1,322
Washington Mutual Mortgage Pass-Through Certificates Trust 4.239% due 09/25/2036 þ		3,546	1,644
Total Non-Agency Mortgage-Backed Securities (Cost $187,069)			195,236
ASSET-BACKED SECURITIES 11.5%
ACE Securities Corp. Home Equity Loan Trust 2.407% due 12/25/2035 ●		18,011	17,293
Allegro CLO Ltd. 3.156% due 01/30/2026 ●		261	261
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 3.067% due 05/25/2033 ●		933	934
Argent Securities Trust 1.942% due 07/25/2036 ●		3,380	2,939
Asset-Backed Securities Corp. Home Equity Loan Trust 2.752% due 07/25/2035 ●		2,400	2,411
B&M CLO Ltd. 2.731% due 04/16/2026 ●		1,275	1,275
Bear Stearns Asset-Backed Securities Trust
1.952% due 08/25/2036 ●		1,224	1,510
2.472% due 10/25/2035 ●		5,493	5,440
Carrington Mortgage Loan Trust 2.292% due 10/25/2035 ●		7,041	6,976
CIFC Funding Ltd. 2.800% due 10/25/2027 ●		3,400	3,394
CIT Mortgage Loan Trust 3.142% due 10/25/2037 ●		2,087	2,110
Citigroup Mortgage Loan Trust 6.750% due 05/25/2036 þ		1,882	1,362
Citigroup Mortgage Loan Trust, Inc. 2.072% due 08/25/2036 ●		13,000	12,489
Countrywide Asset-Backed Certificates
1.992% due 08/25/2036 ●		5,644	5,628
2.032% due 04/25/2037 ●		1,462	1,185
2.082% due 08/25/2036 ●		112	112
2.512% due 11/25/2035 ●		9,849	9,808
6.367% due 09/25/2046 þ		8,572	7,250
Countrywide Asset-Backed Certificates Trust
2.432% due 02/25/2036 ●		14,000	14,014
2.592% due 08/25/2047 ●		2,234	2,230
Evans Grove CLO Ltd. 2.834% due 05/28/2028 ●		5,900	5,863
Fremont Home Loan Trust
1.927% due 10/25/2036 ●		2,629	2,467
1.932% due 01/25/2037 ●		3,485	2,194
GLS Auto Receivables Issuer Trust 3.370% due 01/17/2023		3,714	3,736

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2019 (Unaudited)

GSAA Home Equity Trust
1.992% due 03/25/2037 ●		7,662	3,558
5.995% due 03/25/2046 ^~		8,449	5,332
GSAMP Trust
1.922% due 12/25/2046 ●		7,152	4,610
2.022% due 01/25/2037 ●		3,800	3,357
GSRPM Mortgage Loan Trust 2.692% due 03/25/2035 ●		4,100	3,978
Halcyon Loan Advisors Funding Ltd. 3.053% due 10/22/2025 ●		566	566
HSI Asset Securitization Corp. Trust 2.182% due 12/25/2035 ●		21,531	20,350
IXIS Real Estate Capital Trust 2.192% due 03/25/2036 ^●		1,028	633
JPMorgan Mortgage Acquisition Trust 2.032% due 05/25/2036 ●		3,357	3,348
Long Beach Mortgage Loan Trust
1.952% due 12/25/2036 ●		2,452	1,835
2.012% due 02/25/2036 ●		7,244	7,093
2.767% due 04/25/2035 ●		6,830	6,846
MASTR Asset-Backed Securities Trust 1.892% due 08/25/2036 ●		12,920	6,019
MASTR Specialized Loan Trust 2.542% due 11/25/2035 ●		3,700	3,672
Morgan Stanley ABS Capital, Inc. Trust
1.872% due 11/25/2036 ●		2,360	1,621
1.972% due 03/25/2037 ●		5,050	2,805
Morgan Stanley Mortgage Loan Trust 5.963% due 01/25/2047 þ		498	284
Morgan Stanley Structured Trust 2.022% due 06/25/2037 ●		9,465	9,352
Mountain Hawk CLO Ltd. 3.203% due 04/18/2025 ●		912	912
Navient Private Education Loan Trust 2.140% due 12/16/2058 ●		19	19
New Century Home Equity Loan Trust 2.572% due 03/25/2035 ●		1,346	1,330
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 2.202% due 02/25/2036 ●		1,679	1,682
OHA Credit Partners Ltd. 2.976% due 10/20/2025 ●		118	118
Option One Mortgage Loan Trust
1.932% due 01/25/2037 ●		2,715	1,839
1.932% due 03/25/2037 ●		3,189	2,917
2.012% due 04/25/2037 ●		1,975	1,601
2.012% due 05/25/2037 ●		2,630	1,925
2.572% due 02/25/2035 ●		7,137	7,070
RAAC Trust 2.132% due 02/25/2036 ●		2,206	2,213
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		6,317	3,305
Residential Asset Mortgage Products Trust 3.667% due 10/25/2034 ●		7,132	6,642
Residential Asset Securities Corp. Trust
2.172% due 02/25/2036 ●		3,008	3,019
2.232% due 12/25/2035 ●		7,786	7,576
2.482% due 11/25/2035 ●		900	897
2.662% due 08/25/2035 ●		1,472	1,478
Saxon Asset Securities Trust 2.102% due 09/25/2037 ●		5,232	5,046
Securitized Asset-Backed Receivables LLC Trust 2.032% due 07/25/2036 ●		1,628	911
SLM Student Loan Trust 0.000% due 12/15/2023 ●	EUR	43	48
Sound Point CLO Ltd. 3.084% due 01/23/2029 ●		$3,950	3,948
Soundview Home Loan Trust
1.962% due 08/25/2037 ●		4,783	4,391
1.992% due 06/25/2037 ●		4,513	3,596
3.092% due 10/25/2037 ●		5,794	4,911
Specialty Underwriting & Residential Finance Trust 1.942% due 09/25/2037 ●		2,476	1,473
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036		9,043	9,079
Structured Asset Investment Loan Trust
2.722% due 06/25/2035 ●		13,234	12,761
2.842% due 08/25/2034 ●		1,181	1,180
TICP CLO Ltd.
2.766% due 07/20/2027 ●		3,881	3,879
2.806% due 04/20/2028 ●		2,800	2,796
Towd Point Mortgage Trust 2.792% due 05/25/2058 ●		3,471	3,491
Vericrest Opportunity Loan Transferee LLC
3.125% due 09/25/2047 þ		1,900	1,907
3.375% due 10/25/2047 þ		1,541	1,545

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2019 (Unaudited)

Washington Mutual Asset-Backed Certificates Trust 1.852% due 11/25/2036 ●		4,014	1,949
Total Asset-Backed Securities (Cost $285,746)			305,594
SOVEREIGN ISSUES 4.2%
Argentina Government International Bond
3.750% due 12/31/2038 þ		14,850	7,290
5.875% due 01/11/2028		6,900	3,263
42.836% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	1,530	14
56.589% (ARLLMONP) due 06/21/2020 ~(a)		146,590	1,326
Autonomous City of Buenos Aires Argentina 51.313% (BADLARPP + 5.000%) due 01/23/2022 ~(a)		8,330	104
Brazil Government International Bond 4.750% due 01/14/2050		$4,598	4,543
Export-Import Bank of Korea 4.000% due 01/29/2021		8,100	8,273
Israel Government International Bond 4.125% due 01/17/2048		1,000	1,161
Japan Government International Bond 0.100% due 03/10/2028 (e)	JPY	7,719,729	73,108
Qatar Government International Bond 5.250% due 01/20/2020		$7,600	7,618
Saudi Government International Bond
4.000% due 04/17/2025		2,400	2,592
5.000% due 04/17/2049		1,350	1,617
Total Sovereign Issues (Cost $117,329)			110,909
		SHARES
PREFERRED SECURITIES 0.7%
BANKING & FINANCE 0.7%
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 ●(f)(g)		600,000	679
8.875% due 04/14/2021 ●(f)(g)		2,400,000	2,957
Banco Santander S.A.
5.250% due 09/29/2023 ●(f)(g)		200,000	240
6.250% due 09/11/2021 ●(f)(g)		2,400,000	2,871
Farm Credit Bank of Texas 10.000% due 06/15/2020 (f)(h)		1,000	1,034
JPMorgan Chase & Co. 5.406% (US0003M + 3.470%) due 01/30/2020 ~(f)		2,045,000	2,066
Sovereign Real Estate Investment Trust 12.000% due 05/16/2020 (f)		4,800	5,053
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (f)		550,000	786
Wells Fargo & Co. 5.664% (US0003M + 3.770%) due 03/15/2020 ~(f)		1,720,000	1,744
Total Preferred Securities (Cost $18,285)			17,430
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.4%
CERTIFICATES OF DEPOSIT 0.1%
Lloyds Bank Corporate Markets PLC 2.512% (US0003M + 0.500%) due 10/26/2020 ~		$3,800	3,808
COMMERCIAL PAPER 1.1%
Bank of Montreal
1.852% due 01/03/2020	CAD	15,500	11,935
1.854% due 01/03/2020		2,900	2,233
Royal Bank Of Canada
1.850% due 01/06/2020		9,600	7,391
1.854% due 01/03/2020		2,900	2,233
Toronto-Dominion Bank 1.850% due 01/08/2020		6,000	4,619
			28,411
REPURCHASE AGREEMENTS (i) 0.0%			1,023
ARGENTINA TREASURY BILLS 0.0%
41.333% due 04/03/2020 «~	ARS	9,260	127

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2019 (Unaudited)

47.840% due 05/13/2020 (c)(d)		5,230	70
			197
JAPAN TREASURY BILLS 3.2%
(0.139)% due 01/14/2020 - 02/17/2020 (c)(d)	JPY	9,064,000	83,433
U.S. TREASURY BILLS 0.0%
1.634% due 01/02/2020 - 03/19/2020 (c)(d)(j)		$741	739
Total Short-Term Instruments (Cost $117,048)			117,611
Total Investments in Securities (Cost $3,444,206)			3,530,523
		SHARES
INVESTMENTS IN AFFILIATES 18.4%
SHORT-TERM INSTRUMENTS 18.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.4%
PIMCO Short Asset Portfolio		30,154,803	300,221
PIMCO Short-Term Floating NAV Portfolio III		18,860,828	186,590
Total Short-Term Instruments (Cost $488,403)			486,811
Total Investments in Affiliates (Cost $488,403)			486,811
Total Investments 151.7% (Cost $3,932,609)			$4,017,334
Financial Derivative Instruments (k)(m) 4.2%(Cost or Premiums, net $334)			112,782
Other Assets and Liabilities, net (55.9)%			(1,481,286)
Net Assets 100.0%			$2,648,830

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Farm Credit Bank of Texas	10.000%	06/15/2020	09/30/2010	$1,030	$1,034	0.04%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$1,023	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(1,048)	$1,023	$1,023
Total Repurchase Agreements						$(1,048)	$1,023	$1,023

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	2.100%	12/23/2019	01/13/2020	$(154,041)	$(154,131)
	2.170	12/13/2019	01/13/2020	(35,350)	(35,393)
DEU	1.920	12/04/2019	01/16/2020	(1,284)	(1,286)
GRE	1.940	11/19/2019	02/19/2020	(14,848)	(14,883)
RCY	1.970	11/26/2019	01/13/2020	(9,902)	(9,921)
Total Reverse Repurchase Agreements					$(215,614)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
UBS	1.830%	11/25/2019	01/03/2020	$(6,695)	$(6,708)
	1.830	11/25/2019	02/07/2020	(5,615)	(5,626)
	1.830	12/09/2019	02/07/2020	(1,288)	(1,290)
	1.850	11/25/2019	01/14/2020	(201,918)	(202,312)
	1.850	12/11/2019	01/14/2020	(17,179)	(17,199)
	1.970	12/06/2019	01/03/2020	(34,222)	(34,272)
Total Sale-Buyback Transactions					$(267,407)

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2019 (Unaudited)

SHORT SALES:

Description	Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales(4)
U.S. Government Agencies (1.7)%
Uniform Mortgage-Backed Security, TBA	2.500%	01/01/2050		$44,600	$(44,030)	$(44,077)
Sovereign Issues (0.9)%
Canada Government Bond	2.750	12/01/2048	CAD	25,500	(23,731)	(24,097)
Total Short Sales (2.6)%					$(67,761)	$(68,174)

(j)	Securities with an aggregate market value of $478,538 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(224,044) at a weighted average interest rate of 2.002%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Payable for sale-buyback transactions includes $(150) of deferred price drop.
(4)	Payable for short sales includes $79 of accrued interest.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	$110.250	02/21/2020	180	$360	$1	$0
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	110.375	02/21/2020	1,604	3,208	14	2
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	110.500	02/21/2020	779	1,558	7	1
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	111.000	02/21/2020	335	670	3	0
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	111.125	02/21/2020	764	1,528	7	1
Call - CBOT U.S. Treasury 5-Year Note March 2020 Futures	127.500	02/21/2020	337	337	3	0
Call - CBOT U.S. Treasury 5-Year Note March 2020 Futures	127.750	02/21/2020	23	23	0	0
Call - CBOT U.S. Treasury 5-Year Note March 2020 Futures	128.250	02/21/2020	151	151	1	0
Call - CBOT U.S. Treasury 5-Year Note March 2020 Futures	128.500	02/21/2020	761	761	7	1
Call - CBOT U.S. Treasury 5-Year Note March 2020 Futures	128.750	02/21/2020	132	132	1	0
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	116.000	02/21/2020	405	405	3	1
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	117.000	02/21/2020	70	70	1	0
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	117.500	02/21/2020	3,377	3,377	29	3
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	118.000	02/21/2020	937	937	8	1
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	119.000	02/21/2020	50	50	0	0
Total Purchased Options					$85	$10

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	$125.500	02/21/2020	1,585	$1,585	$(403)	$(124)
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	126.000	02/21/2020	1,000	1,000	(250)	(109)
Total Written Options					$(653)	$(233)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2020	627	$119,907	$(1,012)	$0	$(788)
U.S. Treasury 10-Year Note March Futures	03/2020	1,304	167,462	(1,636)	0	(142)
				$(2,648)	$0	$(930)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Mini MSCI Emerging Markets Index March Futures	03/2020	460	$(25,765)	$4	$4	$(1)

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2019 (Unaudited)

Put Options Strike @ EUR 169.500 on Euro-Schatz Bond February 2020 Futures (1)	01/2020	314	(155)	7	7	0
U.S. Treasury 2-Year Note March Futures	03/2020	3,976	(856,828)	786	0	(186)
U.S. Treasury 5-Year Note March Futures	03/2020	1,404	(166,528)	715	33	0
U.S. Treasury 30-Year Bond March Futures	03/2020	1,645	(256,466)	5,183	566	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2020	196	(35,605)	1,004	227	0
United Kingdom Long Gilt March Futures	03/2020	585	(101,805)	(183)	984	(442)
				$7,516	$1,821	$(629)
Total Futures Contracts				$4,868	$1,821	$(1,559)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.IG-32 5-Year Index	(1.000)%	Quarterly	06/20/2024	$51,300	$(1,076)	$(280)	$(1,356)	$4	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-32 5-Year Index	5.000%	Quarterly	06/20/2024	$8,428	$544	$304	$848	$0	$(3)
CDX.IG-33 5-Year Index	1.000	Quarterly	12/20/2024	55,900	1,165	305	1,470	0	(6)
					$1,709	$609	$2,318	$0	$(9)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.700%	Semi-Annual	12/18/2024	CAD	248,500	$(928)	$(2,304)	$(3,232)	$0	$(510)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		27,200	(419)	2,644	2,225	0	(505)
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		$116,100	(150)	1,891	1,741	0	(52)
Receive	3-Month USD-LIBOR	2.569	Semi-Annual	10/23/2024		35,200	0	(1,410)	(1,410)	30	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		188,400	96	2,036	2,132	204	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		23,400	(1,330)	470	(860)	25	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		191,900	(25)	(11,886)	(11,911)	226	0
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		77,300	0	(4,820)	(4,820)	91	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		43,700	2,409	(2,979)	(570)	58	0
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	12/03/2025		19,500	(1,437)	845	(592)	28	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,600	(87)	41	(46)	3	0
Receive(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		82,000	(70)	(1,747)	(1,817)	99	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/18/2026		62,800	1,049	(1,286)	(237)	0	(125)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		4,500	252	(149)	103	10	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		127,900	337	(6,760)	(6,423)	333	0
Receive(6)	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		80,200	(235)	2,351	2,116	254	0
Receive	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		4,900	0	(384)	(384)	53	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		1,200	(9)	40	31	13	0
Receive(6)	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050		2,800	(6)	321	315	30	0
Receive(6)	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		7,100	(42)	636	594	76	0
Receive(6)	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		3,800	(13)	440	427	40	0
Receive(6)	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		400	(2)	24	22	4	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	7,480,000	(2,588)	862	(1,726)	0	(59)
Receive	CPTFEMU	0.740	Maturity	01/15/2020	EUR	23,200	(216)	549	333	44	0
Receive	CPTFEMU	1.710	Maturity	03/15/2033		4,600	(6)	(382)	(388)	25	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		2,900	13	586	599	0	(41)
Receive	CPURNSA	1.667	Maturity	06/19/2024		$58,500	0	550	550	86	0
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	35,300	(4)	994	990	42	0
Pay	UKRPI	3.593	Maturity	11/15/2028		6,300	0	295	295	7	0
Pay	UKRPI	3.595	Maturity	11/15/2028		28,200	353	980	1,333	32	0
Pay	UKRPI	3.603	Maturity	11/15/2028		7,700	0	374	374	9	0
							$(3,058)	$(17,178)	$(20,236)	$1,822	$(1,292)
Total Swap Agreements							$(2,425)	$(16,849)	$(19,274)	$1,826	$(1,301)

(l)	Securities with an aggregate market value of $28,163 and cash of $5,347 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	Future styled option.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2019 (Unaudited)

(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2020		$17,701	AUD	26,071	$597	$0
	01/2020		257	MXN	5,138	14	0
	02/2020	EUR	88,207		$97,790	0	(1,410)
BPS	01/2020	GBP	24,191		31,326	0	(724)
	01/2020	JPY	901,000		8,308	12	0
	01/2020	MXN	5,138		266	0	(5)
	02/2020		$1,487	EUR	1,334	13	0
	03/2020	CNH	88		$13	0	0
	03/2020	HKD	2,582		330	0	(2)
	03/2020		$12,252	IDR	174,684,328	299	0
	03/2020		7,368	KRW	8,734,027	203	0
	06/2020		261	MXN	5,138	5	0
BRC	01/2020	GBP	257		$332	0	(8)
	01/2020	MXN	101,451		5,270	0	(81)
	06/2020		$5,158	MXN	101,451	79	0
CBK	01/2020	CAD	6,000		$4,556	0	(65)
	01/2020	GBP	613		803	0	(9)
	01/2020	JPY	3,970,418		36,570	22	0
	01/2020	MXN	101,745		5,309	0	(58)
	01/2020		$10,375	MXN	203,196	342	0
	02/2020	COP	1,511,277		$454	0	(5)
	02/2020	EUR	1,222		1,374	0	0
	02/2020	JPY	1,232,000		11,386	21	0
	02/2020		$13,016	COP	45,117,326	687	0
	02/2020		14,716	EUR	13,120	39	0
	02/2020		1,207	ZAR	17,866	63	0
	03/2020	KRW	14,890,252		$12,691	0	(216)
	05/2020		$5,228	MXN	101,745	57	0
DUB	03/2020	TWD	807,152		$26,722	0	(417)
GLM	02/2020	COP	18,395,226		5,523	0	(64)
	03/2020	INR	224,109		3,115	0	(7)
	03/2020		$2,963	KRW	3,506,859	77	0
HUS	01/2020	CAD	9,107		$6,914	0	(99)
	01/2020		$23,191	CAD	30,412	230	0
	01/2020		1,314	GBP	1,017	33	0
	03/2020		25,133	INR	1,830,824	375	0
	01/2021	BRL	2,630		$405	0	(236)
IND	02/2020	COP	2,871,873		832	0	(40)
JPM	01/2020		$1,603	CAD	2,105	18	0
MYI	01/2020	JPY	1,364,900		$12,582	20	(9)
	02/2020	EUR	11,355		12,650	0	(120)
	02/2020	JPY	5,715,000		52,858	139	0
	02/2020	ZAR	391,090		27,371	0	(430)
	03/2020		$4,022	RUB	261,354	155	0
RBC	03/2020		909	TWD	27,166	4	0
RYL	01/2020	CAD	25,100		$18,874	0	(456)
	03/2020	CNH	25,298		3,508	0	(120)
SCX	03/2020	INR	519,133		7,216	0	(17)
	03/2020		$3,554	CNY	25,020	32	0
SOG	01/2020	RUB	51,085		$810	0	(12)
	01/2020		$7,691	RUB	504,269	420	0
SSB	01/2020	AUD	1,237		$856	0	(12)
	01/2020	BRL	72,519		17,871	0	(157)
	01/2020		$18,033	BRL	76,149	896	0
	02/2020		17,848		72,519	163	0
	03/2020	INR	226,194		$3,173	22	0
	03/2020		$1,591	KRW	1,867,070	27	0
TOR	02/2020	COP	22,135,981		$6,652	0	(71)
UAG	01/2020	BRL	3,629		884	0	(18)
	01/2020	CAD	77,429		58,489	0	(1,141)
	01/2020		$900	BRL	3,629	2	0
Total Forward Foreign Currency Contracts						$5,066	$(6,009)

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2019 (Unaudited)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
MYI	Call - OTC GBP versus USD	$1.320	01/02/2020	21,210	$269	$142

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	889,400	$2,190	$1,088
DUB	Put - OTC 6-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.040	02/21/2020	125,500	250	125
MYC	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.017	07/02/2021	1,062,600	4,058	2,799
	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.036	07/19/2021	489,100	1,797	1,370
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	03/11/2021	329,300	2,634	6,629
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	337,200	1,978	4,544
	Put - OTC 6-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.101	02/21/2020	89,400	135	54
	Put - OTC 6-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.109	02/21/2020	108,200	271	61
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	61,000	2,452	2
							$15,765	$16,672
Total Purchased Options							$16,034	$16,814

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425%	03/18/2020	6,100	$(4)	$(5)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	2,300	(2)	(4)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	6,100	(7)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	2,300	(3)	0
BPS	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	5,050	(7)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	02/19/2020	2,900	(2)	(4)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	2,900	(3)	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	3,400	(5)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	4,300	(4)	(7)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	4,300	(5)	(1)
BRC	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	9,700	(5)	(8)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	9,700	(11)	(3)
CBK	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	5,050	(7)	0
	Put - OTC CDX.IG-33 5-Year Index	Sell	1.000	01/15/2020	6,900	(6)	0
DBL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	02/19/2020	3,600	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	02/19/2020	3,600	(3)	(1)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	1,900	(1)	(3)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,900	(3)	0
FBF	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	5,600	(6)	0
GST	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	4,100	(4)	(6)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	4,100	(4)	(1)
JLN	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	2,200	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	2,200	(2)	(1)
JPM	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	2,400	(2)	(4)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	2,400	(3)	(1)
MEI	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	1,500	(1)	(3)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	1,500	(2)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	2,100	(2)	(3)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	2,100	(2)	0
						$(108)	$(61)

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Put - OTC USD versus MXN	MXN	18.887	01/06/2020	6,923	$(35)	$(14)
	Call - OTC USD versus MXN		19.841	01/06/2020	6,923	(37)	0
	Put - OTC USD versus RUB	RUB	62.815	01/09/2020	6,923	(35)	(88)
	Call - OTC USD versus RUB		65.910	01/09/2020	6,923	(35)	0

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2019 (Unaudited)

MYI	Call - OTC GBP versus USD	$1.335	01/02/2020	42,421	(289)	(29)
					$(431)	$(131)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	58,100	$(690)	$(489)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164	11/01/2021	118,400	(1,508)	(903)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323	03/11/2021	173,900	(2,635)	(7,642)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	178,000	(1,978)	(5,503)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.491	07/02/2021	340,000	(4,057)	(4,240)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.453	07/19/2021	156,500	(1,750)	(1,855)
							$(12,618)	$(20,632)
Total Written Options							$(13,157)	$(20,824)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	HSBC Holdings PLC	(1.000)%	Quarterly	12/20/2024	0.912%	EUR	500	$(3)	$1	$0	$(2)
BPS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	1.518		2,710	501	(440)	61	0
CBK	UniCredit SpA	(1.000)	Quarterly	12/20/2023	1.518		700	129	(113)	16	0
HUS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	1.518		1,410	269	(238)	31	0
JPM	HSBC Holdings PLC	(1.000)	Quarterly	12/20/2024	0.912		1,100	(8)	2	0	(6)
								$888	$(788)	$108	$(8)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

								Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$2,064	$(438)	$340	$0	$(98)

TOTAL RETURN SWAPS ON EQUITY INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	ERAEMLT Index	40,619	2.790% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/15/2020	$116,995	$0	$4,275	$4,275	$0
JPM	Receive	ERAEMLT Index	5,377	2.715% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/13/2020	15,835	0	453	453	0
	Receive	ERAEMLT Index	134,588	2.675% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/17/2020	396,358	0	11,355	11,355	0
	Receive	ERAEMLT Index	130,200	2.627% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/24/2020	394,847	0	(808)	0	(808)
	Receive	ERAEMLT Index	78,376	2.745% (1-Month USD-LIBOR plus a specified spread)	Maturity	11/18/2020	228,218	0	8,606	8,606	0
	Receive	ERAEMLT Index	78,375	2.745% (1-Month USD-LIBOR plus a specified spread)	Maturity	02/10/2021	228,215	0	8,605	8,605	0
MEI	Receive	ERAEMLT Index	58,367	2.737% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/09/2020	156,307	0	14,982	14,982	0

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2019 (Unaudited)

Receive	ERAEMLT Index	46,298	2.537% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/20/2020	140,404	0	(278)	0	(278)
Receive	ERAEMLT Index	98,634	2.705% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/20/2020	290,952	0	7,858	7,858	0
Receive	ERAEMLT Index	73,901	2.822% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/23/2020	194,114	0	27,953	27,953	0
Receive	ERAEMLT Index	137,855	2.734% (1-Month USD-LIBOR plus a specified spread)	Maturity	10/22/2020	381,763	0	34,168	34,168	0
							$0	$117,169	$118,255	$(1,086)
Total Swap Agreements							$450	$116,721	$118,363	$(1,192)

(n)	Securities with an aggregate market value of $7,066 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$6,199	$6,199
Corporate Bonds & Notes
Banking & Finance	0	243,134	0	243,134
Industrials	0	93,286	0	93,286
Utilities	0	28,915	0	28,915
Municipal Bonds & Notes
California	0	7,241	0	7,241
Illinois	0	656	0	656
Nebraska	0	128	0	128
Tennessee	0	143	0	143
Texas	0	1,700	0	1,700
Washington	0	3,262	0	3,262
U.S. Government Agencies	0	1,173,764	0	1,173,764
U.S. Treasury Obligations	0	1,225,315	0	1,225,315
Non-Agency Mortgage-Backed Securities	0	195,236	0	195,236
Asset-Backed Securities	0	305,594	0	305,594
Sovereign Issues	0	110,909	0	110,909
Preferred Securities
Banking & Finance	0	17,430	0	17,430
Short-Term Instruments
Certificates of Deposit	0	3,808	0	3,808
Commercial Paper	0	28,411	0	28,411
Repurchase Agreements	0	1,023	0	1,023
Argentina Treasury Bills	0	70	127	197
Japan Treasury Bills	0	83,433	0	83,433
U.S. Treasury Bills	0	739	0	739
	$0	$3,524,197	$6,326	$3,530,523
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$486,811	$0	$0	$486,811

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2019 (Unaudited)

Total Investments	$486,811	$3,524,197	$6,326	$4,017,334
Short Sales, at Value - Liabilities
Sovereign Issues	0	(24,097)	0	(24,097)
U.S. Government Agencies	0	(44,077)	0	(44,077)
	$0	$(68,174)	$0	$(68,174)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,821	1,836	0	3,657
Over the counter	0	140,243	0	140,243
	$1,821	$142,079	$0	$143,900
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,559)	(1,534)	0	(3,093)
Over the counter	0	(28,025)	0	(28,025)
	$(1,559)	$(29,559)	$0	$(31,118)
Total Financial Derivative Instruments	$262	$112,520	$0	$112,782
Totals	$487,073	$3,568,543	$6,326	$4,061,942

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO RAE PLUS Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 116.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
American Honda Finance Corp. 2.811% (LIBOR03M + 0.850%) due 03/29/2021 «~		$1,100	$1,100
Charter Communications Operating LLC 3.550% (LIBOR03M + 1.750%) due 02/01/2027 ~		1,834	1,848
Toyota Motor Credit Corp. 2.525% (LIBOR03M + 0.580%) due 09/28/2020 «~		2,700	2,699
Total Loan Participations and Assignments (Cost $5,623)			5,647
CORPORATE BONDS & NOTES 9.4%
BANKING & FINANCE 7.1%
AXA Equitable Holdings, Inc. 4.350% due 04/20/2028		1,300	1,411
Banco del Estado de Chile 4.125% due 10/07/2020		4,000	4,053
Bank of America Corp. 3.004% due 12/20/2023 ●		2,483	2,544
Barclays Bank PLC 10.179% due 06/12/2021		2,200	2,445
Barclays PLC
3.250% due 01/17/2033	GBP	600	836
3.284% (US0003M + 1.380%) due 05/16/2024 ~		$5,000	5,060
3.650% due 03/16/2025		700	731
3.932% due 05/07/2025 ●		500	525
4.375% due 01/12/2026		700	758
4.610% due 02/15/2023 ●		4,000	4,178
4.972% due 05/16/2029 ●		200	225
7.125% due 06/15/2025 ●(f)(g)	GBP	1,200	1,800
8.000% due 12/15/2020 ●(f)(g)	EUR	2,000	2,398
Citigroup, Inc. 2.930% (US0003M + 1.023%) due 06/01/2024 ~		$3,700	3,745
Cooperatieve Rabobank UA
5.500% due 06/29/2020 ●(f)(g)	EUR	200	230
6.625% due 06/29/2021 ●(f)(g)		1,200	1,464
6.875% due 03/19/2020 (g)		2,600	2,960
Credit Suisse Group AG 7.500% due 07/17/2023 ●(f)(g)		$1,700	1,862
Credit Suisse Group Funding Guernsey Ltd. 4.550% due 04/17/2026		1,100	1,221
Deutsche Bank AG
3.149% (US0003M + 1.230%) due 02/27/2023 ~		5,300	5,198
3.961% due 11/26/2025 ●		600	613
4.250% due 10/14/2021		6,200	6,377
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,200	1,457
Ford Motor Credit Co. LLC
2.865% (US0003M + 0.930%) due 09/24/2020 ~		$3,000	3,005
3.012% (US0003M + 1.000%) due 01/09/2020 ~		1,800	1,800
3.550% due 10/07/2022		900	913
Goldman Sachs Group, Inc. 3.080% (US0003M + 1.170%) due 11/15/2021 ~		2,600	2,621
HSBC Holdings PLC
2.504% (US0003M + 0.600%) due 05/18/2021 ~		1,600	1,602
2.904% (US0003M + 1.000%) due 05/18/2024 ~		600	605
3.400% due 03/08/2021		700	711
4.292% due 09/12/2026 ●		1,500	1,622
4.300% due 03/08/2026		500	544
JPMorgan Chase & Co.
2.509% (US0003M + 0.610%) due 06/18/2022 ~		3,600	3,615
2.824% (US0003M + 0.890%) due 07/23/2024 ~		3,100	3,127
3.797% due 07/23/2024 ●		1,300	1,370
Lloyds Banking Group PLC
2.728% (US0003M + 0.800%) due 06/21/2021 ~		2,400	2,414
7.500% due 09/27/2025 ●(f)(g)		2,200	2,469
7.625% due 06/27/2023 ●(f)(g)	GBP	780	1,161
Morgan Stanley 3.336% (US0003M + 1.400%) due 10/24/2023 ~		$200	204
Nationwide Building Society 4.363% due 08/01/2024 ●		1,500	1,591
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021		500	496

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

2.600% due 09/28/2022		500	501
2.650% due 07/13/2022		1,400	1,404
Royal Bank of Scotland Group PLC
3.497% (US0003M + 1.550%) due 06/25/2024 ~		2,000	2,031
4.519% due 06/25/2024 ●		1,200	1,275
4.892% due 05/18/2029 ●		1,500	1,696
5.076% due 01/27/2030 ●		1,700	1,955
7.500% due 08/10/2020 ●(f)(g)		200	205
8.000% due 08/10/2025 ●(f)(g)		900	1,038
Santander UK Group Holdings PLC 4.796% due 11/15/2024 ●		2,500	2,699
Santander UK PLC 2.875% due 06/18/2024		3,100	3,170
Standard Chartered PLC 3.091% (US0003M + 1.200%) due 09/10/2022 ~		3,100	3,126
UBS AG
4.750% due 02/12/2026 ●(g)	EUR	2,600	3,066
5.125% due 05/15/2024 (g)		$3,000	3,240
7.625% due 08/17/2022 (g)		3,350	3,778
UniCredit SpA 7.830% due 12/04/2023		3,200	3,734
Wells Fargo & Co. 3.000% due 04/22/2026		1,000	1,028
			115,907
INDUSTRIALS 1.2%
Allergan Finance LLC 3.250% due 10/01/2022		300	307
Allergan Funding SCS 3.450% due 03/15/2022		1,800	1,841
Allergan Sales LLC 5.000% due 12/15/2021		1,000	1,046
BAT Capital Corp. 3.222% due 08/15/2024		200	205
BAT International Finance PLC 3.950% due 06/15/2025		600	635
Charter Communications Operating LLC
4.464% due 07/23/2022		700	736
4.908% due 07/23/2025		1,500	1,652
CSN Resources S.A. 7.625% due 02/13/2023		200	214
Daimler Finance North America LLC 2.810% (US0003M + 0.900%) due 02/15/2022 ~		2,000	2,016
Enbridge, Inc. 2.594% (US0003M + 0.700%) due 06/15/2020 ~		1,300	1,302
GATX Corp. 2.611% (US0003M + 0.720%) due 11/05/2021 ~		2,700	2,712
General Motors Co. 2.694% (US0003M + 0.800%) due 08/07/2020 ~		750	751
Imperial Brands Finance PLC
3.125% due 07/26/2024		300	303
3.500% due 07/26/2026		300	302
McDonald’s Corp. 2.366% (US0003M + 0.430%) due 10/28/2021 ~		1,300	1,305
Netflix, Inc. 3.875% due 11/15/2029	EUR	1,200	1,428
Occidental Petroleum Corp. 2.700% due 08/15/2022		$2,500	2,526
Reynolds American, Inc. 4.000% due 06/12/2022		100	104
Sasol Financing USA LLC 5.875% due 03/27/2024		500	541
			19,926
UTILITIES 1.1%
AT&T, Inc.
2.657% (US0003M + 0.750%) due 06/01/2021 ~		5,900	5,936
2.951% (US0003M + 0.950%) due 07/15/2021 ~		4,100	4,140
3.067% (US0003M + 1.180%) due 06/12/2024 ~		3,900	3,970
Petrobras Global Finance BV 5.093% due 01/15/2030		1,616	1,734

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

Southern Power Co. 2.458% (US0003M + 0.550%) due 12/20/2020 ~	2,500	2,501
		18,281
Total Corporate Bonds & Notes (Cost $149,785)		154,114
MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010 6.907% due 10/01/2050	1,100	1,778
COLORADO 0.5%
Denver, Colorado City & County School District No. 1, Certificates of Participation Bonds, Series 2011 7.017% due 12/15/2037	5,500	7,794
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	400	480
7.750% due 01/01/2042	153	173
		653
Total Municipal Bonds & Notes (Cost $9,531)		10,225
U.S. GOVERNMENT AGENCIES 42.7%
Fannie Mae
1.768% due 12/25/2036 ●	47	47
2.058% due 09/25/2042 ●	228	226
2.142% due 03/25/2037 - 07/25/2037 ●	30	30
2.172% due 07/25/2037 ●	37	37
2.192% due 09/25/2035 ●	82	81
2.310% due 08/01/2022	199	200
2.512% due 06/25/2037 ●	38	38
2.542% due 01/25/2040 ●	16	16
2.612% due 12/25/2039 ●	22	23
2.692% due 07/25/2039 ●	13	13
2.920% due 06/01/2022	2,271	2,321
3.155% due 05/01/2022	1,440	1,473
3.475% due 11/01/2034 ●	2	2
3.527% due 06/01/2043 - 07/01/2044 ●	105	106
3.544% due 10/01/2034 ●	6	6
3.545% due 10/01/2035 ●	23	24
3.921% due 09/01/2035 ●	65	68
3.987% due 09/01/2035 ●	9	10
4.053% due 08/01/2035 ●	42	44
4.087% due 11/01/2035 ●	24	24
4.105% due 07/01/2035 ●	26	27
4.209% due 12/01/2033 ●	70	73
4.234% due 05/25/2035 ~	11	12
4.365% due 07/01/2034 ●	116	122
4.394% due 05/01/2035 ●	4	4
4.427% due 08/01/2035 ●	105	110
4.445% due 07/01/2035 ●	53	55
4.542% due 01/01/2035 ●	47	49
4.553% due 05/01/2036 ●	38	39
4.557% due 07/01/2036 ●	42	44
4.565% due 09/01/2036 ●	26	28
4.596% due 06/01/2035 ●	94	99
4.677% due 08/01/2036 ●	36	37
4.800% due 03/01/2035 ●	2	2
4.823% due 12/01/2033 ●	15	16
4.921% due 06/01/2035 ●	70	74
Freddie Mac
1.922% due 08/25/2031 ●	43	43
2.070% due 02/15/2037 ●	4	4
2.290% due 07/15/2041 ●	428	430
2.310% due 06/15/2041 ●	438	440
2.410% due 08/15/2037 ●	112	113
2.440% due 08/15/2037 ●	139	140
2.595% due 01/15/2038 ●	73	75
3.378% due 02/25/2045 ●	19	19
4.000% due 11/01/2047 - 03/01/2049	6,966	7,310
4.500% due 01/15/2041 - 04/01/2041	309	335
5.000% due 03/01/2038	2,083	2,299
5.500% due 06/01/2027 - 05/01/2040	931	1,039
6.000% due 02/01/2034 - 10/01/2039	1,213	1,382
Ginnie Mae
3.500% due 01/15/2042 - 07/15/2045	10,405	10,879
5.000% due 06/15/2034 - 06/15/2041	2,351	2,612
6.000% due 05/15/2037 - 07/15/2037	88	97
Ginnie Mae, TBA 5.000% due 01/01/2050	6,200	6,535

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

NCUA Guaranteed Notes 2.163% due 10/07/2020 ●	65	65
Small Business Administration
5.290% due 12/01/2027	72	76
5.600% due 09/01/2028	671	723
Uniform Mortgage-Backed Security
2.500% due 10/01/2049 - 01/01/2050	54,098	53,491
3.500% due 07/01/2045 - 02/01/2049	49,706	51,540
4.000% due 07/01/2025 - 03/01/2049	24,747	25,973
4.500% due 02/01/2020 - 06/01/2042	3,478	3,721
5.500% due 10/01/2021 - 12/01/2039	1,625	1,811
6.000% due 05/01/2035 - 05/01/2041	416	470
6.500% due 09/01/2034	4	5
Uniform Mortgage-Backed Security, TBA
2.500% due 01/01/2050	15,401	15,220
3.000% due 02/01/2050	135,700	137,459
3.500% due 01/01/2050 - 02/01/2050	54,900	56,442
4.000% due 01/01/2035 - 02/01/2050	270,800	281,649
4.500% due 01/01/2035 - 02/01/2050	28,200	29,684
Total U.S. Government Agencies (Cost $693,664)		697,661
U.S. TREASURY OBLIGATIONS 39.1%
U.S. Treasury Bonds
2.750% due 08/15/2047	700	750
3.000% due 08/15/2048	600	675
3.000% due 02/15/2049	21,700	24,459
4.375% due 05/15/2040	12,100	16,235
4.625% due 02/15/2040	8,700	12,020
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022 (k)	42,638	42,619
0.125% due 04/15/2022 (k)	57,671	57,591
0.125% due 07/15/2022	4,141	4,158
0.125% due 01/15/2023 (k)	21,852	21,852
0.625% due 07/15/2021	42,019	42,492
0.625% due 01/15/2026	2,599	2,680
0.625% due 02/15/2043	784	793
1.000% due 02/15/2046	4,562	5,021
1.000% due 02/15/2048	21,081	23,348
1.000% due 02/15/2049	21,712	24,149
1.375% due 02/15/2044	4,527	5,343
U.S. Treasury Notes
1.625% due 02/15/2026 (i)(m)	3,700	3,664
2.000% due 07/31/2022 (k)	21,900	22,120
2.000% due 11/15/2026	8,600	8,691
2.375% due 08/15/2024	18,300	18,848
2.375% due 05/15/2029 (i)	22,100	22,957
2.625% due 12/31/2025	13,400	14,042
2.625% due 02/15/2029 (i)	173,300	183,567
2.750% due 02/15/2024 (k)(m)	9,000	9,382
3.000% due 09/30/2025 (m)	33,600	35,861
3.000% due 10/31/2025	33,500	35,775
Total U.S. Treasury Obligations (Cost $616,725)		639,092
NON-AGENCY MORTGAGE-BACKED SECURITIES 7.1%
American Home Mortgage Investment Trust 3.907% due 02/25/2045 ●	27	27
APS Resecuritization Trust 2.107% due 08/28/2054 ~	12,849	12,371
Banc of America Funding Trust
1.955% due 10/20/2046 ^●	188	179
2.045% due 06/20/2047 ●	429	387
5.912% due 10/25/2036 ^þ	3,821	3,707
Bear Stearns Adjustable Rate Mortgage Trust 4.283% due 01/25/2034 ~	304	312
Bear Stearns ALT-A Trust
1.952% due 02/25/2034 ●	166	161
2.232% due 07/25/2035 ●	283	284
4.103% due 09/25/2035 ^~	41	34
Bear Stearns Structured Products, Inc. Trust 4.001% due 01/26/2036 ^~	160	144
BellaVista Mortgage Trust 2.385% due 01/22/2045 ●	1,536	1,528
Chase Mortgage Finance Trust 4.525% due 02/25/2037 ~	630	648
ChaseFlex Trust 2.092% due 07/25/2037 ●	613	549
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.042% due 01/25/2036 ●	422	411
2.042% due 06/25/2036 ●	451	466
2.092% due 08/25/2035 ●	1,469	1,468
Citigroup Mortgage Loan Trust
4.380% due 10/25/2035 ●	20	20
4.810% due 05/25/2035 ●	43	44

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

Countrywide Alternative Loan Resecuritization Trust 6.000% due 11/25/2034		1,086	1,115
Countrywide Alternative Loan Trust
1.972% due 05/25/2047 ●		194	186
1.982% due 09/25/2046 ^●		819	778
2.072% due 02/25/2037 ●		967	901
2.292% due 05/25/2035 ^●		5,506	4,734
3.587% due 05/25/2036 ~		618	505
3.799% due 08/25/2035 ●		2,246	2,210
6.000% due 06/25/2047 ^		4,894	4,131
Countrywide Home Loan Mortgage Pass-Through Trust
2.592% due 09/25/2034 ●		102	97
3.711% due 02/20/2036 ^●		23	20
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 2.122% due 02/25/2036 ●		2,073	2,030
First Horizon Alternative Mortgage Securities Trust 3.836% due 08/25/2035 ^~		256	234
First Horizon Mortgage Pass-Through Trust 4.664% due 08/25/2035 ~		80	67
GreenPoint Mortgage Funding Trust Pass-Through Certificates 4.695% due 10/25/2033 ~		48	49
GSR Mortgage Loan Trust
4.133% due 11/25/2035 ~		60	61
4.269% due 09/25/2035 ~		115	118
6.000% due 05/25/2037 ^		432	395
HarborView Mortgage Loan Trust
2.264% due 01/19/2036 ●		563	449
2.304% due 03/19/2035 ●		2,050	2,041
Hawksmoor Mortgages 1.761% due 05/25/2053 ●	GBP	8,433	11,199
IndyMac Mortgage Loan Trust
1.992% due 11/25/2046 ●		$14,897	14,250
3.635% due 01/25/2036 ^~		149	139
JPMorgan Mortgage Trust 5.750% due 01/25/2036 ^		15	12
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 2.180% due 12/15/2030 ●		257	252
Merrill Lynch Mortgage Investors Trust 2.002% due 02/25/2036 ●		114	112
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		4,190	4,194
Residential Accredit Loans, Inc. Trust
1.977% due 08/25/2036 ●		1,377	1,285
4.628% due 12/25/2035 ^~		471	433
Residential Asset Securitization Trust
6.000% due 09/25/2036		1,009	603
6.000% due 05/25/2037 ^		469	397
6.250% due 07/25/2036 ^		509	525
Sequoia Mortgage Trust
1.965% due 07/20/2036 ●		357	348
1.975% due 06/20/2036 ●		394	378
Structured Adjustable Rate Mortgage Loan Trust
2.112% due 10/25/2035 ●		2,646	2,580
3.639% due 01/25/2035 ^●		145	142
3.842% due 01/25/2035 ~		144	146
4.241% due 08/25/2035 ~		100	102
4.374% due 09/25/2035 ~		104	101
Structured Asset Mortgage Investments Trust
2.014% due 07/19/2035 ●		57	57
2.072% due 02/25/2036 ^●		98	94
3.315% due 05/25/2047 ^~		3,508	3,209
Towd Point Mortgage Funding PLC 1.820% due 10/20/2051 ●	GBP	4,356	5,803
Wachovia Mortgage Loan Trust LLC 4.180% due 05/20/2036 ^~		$166	164
WaMu Mortgage Pass-Through Certificates Trust
2.062% due 12/25/2045 ●		4,777	4,760
2.082% due 10/25/2045 ●		29	28
2.350% due 02/27/2034 ●		75	75
2.432% due 01/25/2045 ●		168	167
2.627% due 08/25/2046 ●		6,375	6,234
2.627% due 10/25/2046 ●		110	107
2.627% due 12/25/2046 ●		505	512
3.229% due 06/25/2046 ●		5,720	5,709
3.239% due 02/25/2046 ●		474	484
3.337% due 12/25/2036 ^~		255	245
3.375% due 01/25/2037 ^~		863	831
3.439% due 11/25/2042 ●		32	31
3.835% due 06/25/2037 ^~		2,392	2,305
Washington Mutual Mortgage Pass-Through Certificates Trust 6.000% due 07/25/2036		2,082	1,957

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

Wells Fargo Alternative Loan Trust 4.870% due 07/25/2037 ^~		3,689	3,428
Total Non-Agency Mortgage-Backed Securities (Cost $102,061)			116,259
ASSET-BACKED SECURITIES 8.5%
ACE Securities Corp. Home Equity Loan Trust 2.407% due 12/25/2035 ●		4,500	4,321
Allegro CLO Ltd. 3.156% due 01/30/2026 ●		174	174
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.612% due 02/25/2034 ●		1,216	1,186
Asset-Backed Funding Certificates Trust
2.012% due 01/25/2037 ●		3,489	2,391
2.842% due 03/25/2034 ^●		3,068	3,010
Asset-Backed Securities Corp. Home Equity Loan Trust
2.082% due 03/25/2036 ●		11,443	10,293
2.752% due 07/25/2035 ●		500	502
Bear Stearns Asset-Backed Securities Trust
1.952% due 08/25/2036 ●		1,656	2,043
2.062% due 06/25/2036 ●		4,800	4,808
2.472% due 10/25/2035 ●		2,254	2,232
CIT Mortgage Loan Trust 3.142% due 10/25/2037 ●		3,490	3,528
Citigroup Mortgage Loan Trust 1.952% due 09/25/2036 ●		4,002	3,239
Citigroup Mortgage Loan Trust, Inc. 2.692% due 09/25/2035 ^●		3,987	3,936
Countrywide Asset-Backed Certificates
1.942% due 01/25/2037 ●		737	738
1.992% due 06/25/2037 ^●		3,172	3,074
2.042% due 01/25/2046 ^●		8,216	7,896
2.042% due 06/25/2047 ●		2,200	2,090
2.052% due 12/25/2036 ^●		7,400	7,237
4.600% due 10/25/2046 ^~		1,053	1,033
Credit Suisse Mortgage Capital Asset-Backed Trust 2.392% due 09/25/2037 ●		3,267	3,206
Credit-Based Asset Servicing & Securitization Trust 1.852% due 11/25/2036 ●		26	16
CWABS Revolving Home Equity Loan Trust 1.960% due 12/15/2029 ●		77	77
Exeter Automobile Receivables Trust 3.200% due 04/15/2022		3,408	3,415
Figueroa CLO Ltd. 2.758% due 06/20/2027 ●		1,889	1,889
Fremont Home Loan Trust 1.852% due 01/25/2037 ●		13	7
GLS Auto Receivables Issuer Trust
2.580% due 07/17/2023		3,729	3,736
3.370% due 01/17/2023		2,720	2,736
GSAMP Trust
2.022% due 01/25/2037 ●		4,200	3,711
2.032% due 12/25/2035 ●		902	904
Halcyon Loan Advisors Funding Ltd. 3.053% due 10/22/2025 ●		435	435
Home Equity Asset Trust 3.392% due 12/25/2034 ●		985	989
Long Beach Mortgage Loan Trust 2.352% due 10/25/2034 ●		17	16
Morgan Stanley ABS Capital, Inc. Trust
1.922% due 01/25/2037 ●		4,018	2,095
2.042% due 03/25/2037 ●		3,366	1,888
2.722% due 11/25/2034 ●		536	535
Morgan Stanley Mortgage Loan Trust 5.965% due 09/25/2046 ^þ		938	523
Mountain Hawk CLO Ltd. 3.203% due 04/18/2025 ●		622	622
Navient Private Education Loan Trust 2.140% due 12/16/2058 ●		19	19
NovaStar Mortgage Funding Trust 1.922% due 03/25/2037 ●		5,601	4,126
OHA Credit Partners Ltd. 2.976% due 10/20/2025 ●		82	82
Panhandle-Plains Higher Education Authority, Inc. 3.229% due 10/01/2035 ●		22	22
Residential Asset Mortgage Products Trust 1.952% due 02/25/2037 ●		596	596
Residential Asset Securities Corp. Trust 2.212% due 10/25/2035 ●		887	889
Securitized Asset-Backed Receivables LLC Trust 2.042% due 05/25/2036 ●		10,587	6,716
SG Mortgage Securities Trust 1.972% due 02/25/2036 ●		10,986	7,242
SLM Student Loan Trust 0.000% due 12/15/2023 ●	EUR	25	28

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

Soundview Home Loan Trust 1.962% due 03/25/2037 ●		$261	261
Specialty Underwriting & Residential Finance Trust 2.392% due 12/25/2036 ●		2,154	2,118
Structured Asset Investment Loan Trust 2.512% due 06/25/2035 ●		20,000	20,075
Structured Asset Securities Corp. Mortgage Loan Trust
1.952% due 03/25/2036 ●		2,583	2,469
2.002% due 02/25/2037 ●		3,587	3,533
2.112% due 05/25/2037 ●		268	268
Total Asset-Backed Securities (Cost $122,674)			138,975
SOVEREIGN ISSUES 3.8%
Argentina Government International Bond
3.750% due 12/31/2038 þ		8,050	3,952
5.875% due 01/11/2028		3,800	1,797
42.836% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	5,447	48
56.589% (ARLLMONP) due 06/21/2020 ~(a)		101,966	922
Autonomous City of Buenos Aires Argentina 51.313% (BADLARPP + 5.000%) due 01/23/2022 ~(a)		6,960	87
Brazil Government International Bond 4.750% due 01/14/2050		$3,793	3,748
Export-Import Bank of Korea 4.000% due 01/29/2021		4,700	4,801
Israel Government International Bond 4.125% due 01/17/2048		800	928
Japan Government International Bond 0.100% due 03/10/2028 (e)	JPY	4,178,569	39,572
Qatar Government International Bond 5.250% due 01/20/2020		$3,600	3,609
Saudi Government International Bond
4.000% due 04/17/2025		1,700	1,836
5.000% due 04/17/2049		850	1,018
Total Sovereign Issues (Cost $68,086)			62,318

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. 5.250% due 03/06/2032 «(b)		80,000	0
Total Convertible Preferred Securities (Cost $0)			0
PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 ●(f)(g)		1,400,000	1,725
JPMorgan Chase & Co. 5.406% (US0003M + 3.470%) due 01/30/2020 ~(f)		1,295,000	1,309
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (f)		690,000	987
Total Preferred Securities (Cost $3,780)			4,021

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.6%
CERTIFICATES OF DEPOSIT 0.2%
Lloyds Bank Corporate Markets PLC 2.512% (US0003M + 0.500%) due 10/26/2020 ~		$4,000	4,008
COMMERCIAL PAPER 1.1%
Bank of Montreal
1.852% due 01/03/2020	CAD	9,900	7,623
1.854% due 01/03/2020		1,800	1,386
Royal Bank Of Canada
1.850% due 01/06/2020		6,100	4,697
1.854% due 01/03/2020		1,800	1,386

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

Toronto-Dominion Bank 1.850% due 01/08/2020		3,800	2,925
			18,017
REPURCHASE AGREEMENTS (h) 0.0%			520
ARGENTINA TREASURY BILLS 0.0%
41.333% due 04/03/2020 «~	ARS	7,890	108
47.840% due 05/13/2020 (c)(d)		300	4
			112
JAPAN TREASURY BILLS 3.3%
(0.139)% due 01/14/2020 - 02/17/2020 (c)(d)	JPY	5,810,000	53,480
U.S. TREASURY BILLS 0.0%
1.549% due 01/23/2020 - 03/19/2020 (c)(d)(i)(m)		$563	562
Total Short-Term Instruments (Cost $76,300)			76,699
Total Investments in Securities (Cost $1,848,229)			1,905,011

		SHARES
INVESTMENTS IN AFFILIATES 22.4%
SHORT-TERM INSTRUMENTS 22.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 22.4%
PIMCO Short Asset Portfolio		27,811,399	276,890
PIMCO Short-Term Floating NAV Portfolio III		9,007,313	89,110
Total Short-Term Instruments (Cost $367,407)			366,000
Total Investments in Affiliates (Cost $367,407)			366,000
Total Investments 138.9% (Cost $2,215,636)			$2,271,011
Financial Derivative Instruments (j)(l) 3.8%(Cost or Premiums, net $8,844)			61,968
Other Assets and Liabilities, net (42.7)%			(698,466)
Net Assets 100.0%			$1,634,513

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$520	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(532)	$520	$520
Total Repurchase Agreements						$(532)	$520	$520

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
SGY	1.940%	12/12/2019	01/13/2020	$(100,382)	$(100,495)
Total Reverse Repurchase Agreements					$(100,495)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
GSC	2.250%	12/13/2019	01/13/2020	$(24,542)	$(24,572)
Total Sale-Buyback Transactions					$(24,572)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(4)
U.S. Government Agencies (3.0)%
Uniform Mortgage-Backed Security, TBA	2.500%	01/01/2050		$47,701	$(47,037)	$(47,142)
Uniform Mortgage-Backed Security, TBA	5.000	01/01/2050		2,200	(2,350)	(2,352)
Total U.S. Government Agencies					(49,387)	(49,494)
Sovereign Issues (0.8)%
Canada Government Bond	2.750	12/01/2048	CAD	13,800	(12,843)	(13,041)
Total Short Sales (3.8)%					$(62,230)	$(62,535)

(i)	Securities with an aggregate market value of $124,227 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(32,411) at a weighted average interest rate of 1.974%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Payable for sale-buyback transactions includes $(17) of deferred price drop.
(4)	Payable for short sales includes $43 of accrued interest.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	$109.500	02/21/2020	756	$1,512	$7	$1
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	109.625	02/21/2020	24	48	0	0
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	110.125	02/21/2020	76	152	1	0
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	110.375	02/21/2020	95	190	1	0
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	111.000	02/21/2020	346	346	3	0
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	111.250	02/21/2020	52	52	0	0
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	111.750	02/21/2020	1	1	0	0
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	112.000	02/21/2020	8	8	0	0
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	117.500	02/21/2020	1,840	1,840	16	2
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	118.000	02/21/2020	24	24	0	0
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	118.500	02/21/2020	17	17	0	0
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	119.000	02/21/2020	195	195	2	0
Total Purchased Options					$30	$3

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	$125.500	02/21/2020	956	$956	$(242)	$(75)
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	126.000	02/21/2020	595	595	(148)	(65)
Total Written Options					$(390)	$(140)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2020	400	$76,495	$(649)	$0	$(502)
U.S. Treasury 5-Year Note March Futures	03/2020	407	48,274	(182)	0	(10)
U.S. Treasury 10-Year Note March Futures	03/2020	330	42,379	(369)	0	(36)
				$(1,200)	$0	$(548)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Put Options Strike @ EUR 169.500 on Euro-Schatz Bond February 2020 Futures (1)	01/2020	193	$(95)	$4	$4	$0
U.S. Treasury 2-Year Note March Futures	03/2020	1,740	(374,970)	323	0	(81)
U.S. Treasury 30-Year Bond March Futures	03/2020	1,168	(182,099)	3,648	402	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2020	40	(7,266)	205	46	0
United Kingdom Long Gilt March Futures	03/2020	373	(64,912)	(117)	628	(282)
				$4,063	$1,080	$(363)
Total Futures Contracts				$2,863	$1,080	$(911)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.HY-32 5-Year Index	5.000%	Quarterly	06/20/2024	$3,038	$195	$111	$306	$0	$(1)
CDX.IG-32 5-Year Index	1.000	Quarterly	06/20/2024	10,600	185	95	280	0	(1)
CDX.IG-33 5-Year Index	1.000	Quarterly	12/20/2024	48,900	1,008	278	1,286	0	(5)
					$1,388	$484	$1,872	$0	$(7)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.700%	Semi-Annual	12/18/2024	CAD	154,200	$(586)	$(1,420)	$(2,006)	$0	$(316)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		14,800	(267)	1,478	1,211	0	(275)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/16/2020		$138,900	4,795	(4,496)	299	0	(17)
Pay(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		140,000	(181)	2,280	2,099	0	(63)
Receive	3-Month USD-LIBOR	2.569	Semi-Annual	10/23/2024		135,200	0	(5,417)	(5,417)	116	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		115,300	64	1,241	1,305	125	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		14,800	(841)	297	(544)	16	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		38,400	6	(2,389)	(2,383)	45	0
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		50,000	0	(3,118)	(3,118)	59	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		61,400	3,436	(4,237)	(801)	81	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		2,000	(142)	85	(57)	4	0
Receive(5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		98,900	(84)	(2,107)	(2,191)	119	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		68,520	(1,344)	1,567	223	150	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		9,900	554	(327)	227	21	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		32,400	(546)	(1,077)	(1,623)	83	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		11,400	819	(1,184)	(365)	32	0
Pay	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		52,400	5,629	(581)	5,048	0	(151)
Receive(5)	3-Month USD-LIBOR	2.250	Semi-Annual	01/13/2050		29,100	(69)	(846)	(915)	329	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	4,190,000	(1,450)	483	(967)	0	(33)
Receive	CPTFEMU	1.710	Maturity	03/15/2033	EUR	3,200	(4)	(266)	(270)	17	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		3,200	9	652	661	0	(45)
Receive	CPURNSA	1.667	Maturity	06/19/2024		$18,400	0	173	173	27	0
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	24,100	(3)	679	676	29	0
Pay	UKRPI	3.593	Maturity	11/15/2028		4,300	0	201	201	5	0
Pay	UKRPI	3.595	Maturity	11/15/2028		15,000	178	531	709	17	0
Pay	UKRPI	3.603	Maturity	11/15/2028		4,400	0	214	214	5	0
							$9,973	$(17,584)	$(7,611)	$1,280	$(900)
Total Swap Agreements							$11,361	$(17,100)	$(5,739)	$1,280	$(907)

(k)	Securities with an aggregate market value of $17,962 and cash of $3,477 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	Future styled option.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2020		$10,957	AUD	16,137	$370	$0
	01/2020		6,733	MXN	131,835	221	0
BPS	01/2020	GBP	3,343		$4,329	0	(100)
	01/2020	JPY	577,000		5,321	8	0
	01/2020	MXN	251		13	0	0

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

	03/2020	HKD	4,016		513	0	(3)
	03/2020		$8,568	IDR	122,160,199	209	0
	06/2020		13	MXN	251	0	0
BRC	01/2020	MXN	131,584		$6,836	0	(105)
	06/2020		$6,690	MXN	131,584	102	0
CBK	01/2020	CAD	3,800		$2,885	0	(41)
	01/2020	GBP	335		439	0	(5)
	01/2020	JPY	1,612,885		14,856	9	0
	02/2020	COP	1,040,392		313	0	(4)
	02/2020	EUR	37,140		41,186	0	(583)
	02/2020	JPY	790,000		7,301	14	0
	02/2020		$172	COP	597,960	9	0
	02/2020		8,259	EUR	7,363	22	0
	02/2020		707	ZAR	10,463	37	0
	03/2020	KRW	9,445,967		$8,051	0	(137)
DUB	03/2020	TWD	539,901		17,874	0	(279)
GLM	02/2020	COP	12,486,348		3,749	0	(43)
HUS	01/2020	CAD	5,783		4,391	0	(63)
	01/2020		$12,631	CAD	16,564	125	0
	01/2020		8,103	RUB	535,615	511	0
	03/2020		16,694	INR	1,216,071	249	0
	03/2020		1,687	KRW	2,001,119	48	0
	01/2021	BRL	3,320		$512	0	(297)
IND	01/2020		$8,098	COP	28,286,470	503	0
	02/2020	ZAR	241,646		$16,913	0	(264)
JPM	01/2020		$1,171	GBP	906	29	0
MYI	01/2020	JPY	780,000		$7,197	13	0
	02/2020	EUR	6,905		7,693	0	(73)
	02/2020	JPY	3,663,000		33,879	89	0
	02/2020		$856	ZAR	12,670	44	0
RBC	03/2020		6,202	KRW	7,346,317	166	0
RYL	01/2020	CAD	16,000		$12,031	0	(291)
	03/2020	CNH	855		119	0	(4)
SCX	03/2020	INR	567,550		7,889	0	(18)
SSB	01/2020	BRL	41,020		10,108	0	(89)
	01/2020		$9,714	BRL	41,020	483	0
	02/2020		10,096		41,020	92	0
TOR	02/2020	COP	15,295,087		$4,596	0	(49)
UAG	01/2020	CAD	46,246		34,916	0	(699)
	02/2020		$288	MXN	5,538	3	0
Total Forward Foreign Currency Contracts						$3,356	$(3,147)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
MYI	Call - OTC GBP versus USD	$1.320	01/02/2020	13,415	$170	$90

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	533,700	$1,314	$653
DUB	Put - OTC 6-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.040	02/21/2020	74,700	149	74
MYC	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.036	07/19/2021	278,700	1,024	781
	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.023	08/02/2021	611,200	2,404	1,714
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	03/11/2021	179,700	1,438	3,618
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	185,100	1,086	2,494
	Put - OTC 6-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.101	02/21/2020	54,700	82	33
	Put - OTC 6-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.109	02/21/2020	64,400	161	36
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	42,000	1,688	2
							$9,346	$9,405
Total Purchased Options							$9,516	$9,495

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425%	03/18/2020	3,800	$(2)	$(3)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	1,400	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	3,800	(4)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,400	(2)	0
BPS	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	3,050	(4)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	02/19/2020	1,700	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	1,700	(2)	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	1,900	(3)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	2,600	(2)	(4)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	2,600	(3)	(1)
BRC	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	6,100	(3)	(5)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	6,100	(7)	(2)
CBK	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	3,050	(4)	0
	Put - OTC CDX.IG-33 5-Year Index	Sell	1.000	01/15/2020	4,500	(4)	0
DBL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	02/19/2020	2,200	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	02/19/2020	2,200	(2)	(1)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	1,200	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,200	(2)	0
FBF	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	2,900	(3)	0
GST	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	2,600	(2)	(4)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	2,600	(3)	(1)
JLN	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	1,300	(1)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	1,300	(1)	(1)
JPM	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	1,300	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,300	(2)	0
MEI	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	1,000	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	1,000	(1)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	1,300	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,300	(2)	0
						$(66)	$(38)

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Put - OTC USD versus MXN	MXN	18.887	01/06/2020	4,144	$(20)	$(8)
	Call - OTC USD versus MXN		19.841	01/06/2020	4,144	(22)	0
	Put - OTC USD versus RUB	RUB	62.815	01/09/2020	4,144	(21)	(52)
	Call - OTC USD versus RUB		65.910	01/09/2020	4,144	(21)	0
MYI	Call - OTC GBP versus USD		$1.335	01/02/2020	26,830	(183)	(19)
						$(267)	$(79)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	34,500	$(410)	$(291)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164	11/01/2021	71,100	(905)	(542)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323	03/11/2021	94,900	(1,438)	(4,170)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	97,700	(1,086)	(3,020)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.453	07/19/2021	89,200	(997)	(1,058)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.494	08/02/2021	195,600	(2,404)	(2,540)
							$(7,240)	$(11,621)
Total Written Options							$(7,573)	$(11,738)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	HSBC Holdings PLC	(1.000)%	Quarterly	12/20/2024	0.912%	EUR	300	$(2)	$1	$0	$(1)
BPS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	1.518		810	147	(129)	18	0

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

CBK	UniCredit SpA	(1.000)	Quarterly	12/20/2023	1.518	540	99	(87)	12	0
HUS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	1.518	810	154	(136)	18	0
JPM	HSBC Holdings PLC	(1.000)	Quarterly	12/20/2024	0.912	900	(6)	1	0	(5)
							$392	$(350)	$48	$(6)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

								Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$21,526	$(4,485)	$3,465	$0	$(1,020)

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	48,300	$(7)	$95	$88	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Receive	ERAUSLT Index	518,835	1.965% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/08/2020	$180,077	$0	$2,161	$2,161	$0
	Receive	ERAUSLT Index	468,951	1.917% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/26/2020	164,851	0	(272)	0	(272)
	Receive	ERAUSLT Index	1,316,355	2.044% (1-Month USD-LIBOR plus a specified spread)	Maturity	11/18/2020	427,249	0	33,703	33,703	0
MYI	Receive	ERAUSLT Index	1,018,364	1.947% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/13/2020	357,986	0	(564)	0	(564)
UAG	Receive	ERAUSLT Index	1,347,547	2.070% (1-Month USD-LIBOR plus a specified spread)	Maturity	10/07/2020	441,335	0	29,459	29,459	0
								$0	$64,487	$65,323	$(836)
Total Swap Agreements								$(4,100)	$67,697	$65,459	$(1,862)

(m)	Securities with an aggregate market value of $3,357 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,848	$3,799	$5,647
Corporate Bonds & Notes
Banking & Finance	0	115,907	0	115,907
Industrials	0	19,926	0	19,926
Utilities	0	18,281	0	18,281
Municipal Bonds & Notes
California	0	1,778	0	1,778
Colorado	0	7,794	0	7,794
Illinois	0	653	0	653
U.S. Government Agencies	0	697,661	0	697,661
U.S. Treasury Obligations	0	639,092	0	639,092
Non-Agency Mortgage-Backed Securities	0	116,259	0	116,259
Asset-Backed Securities	0	138,975	0	138,975
Sovereign Issues	0	62,318	0	62,318
Preferred Securities
Banking & Finance	0	4,021	0	4,021
Short-Term Instruments
Certificates of Deposit	0	4,008	0	4,008
Commercial Paper	0	18,017	0	18,017
Repurchase Agreements	0	520	0	520
Argentina Treasury Bills	0	4	108	112
Japan Treasury Bills	0	53,480	0	53,480
U.S. Treasury Bills	0	562	0	562
	$0	$1,901,104	$3,907	$1,905,011
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$366,000	$0	$0	$366,000
Total Investments	$366,000	$1,901,104	$3,907	$2,271,011

Short Sales, at Value - Liabilities
Sovereign Issues	0	(13,041)	0	(13,041)
U.S. Government Agencies	0	(49,494)	0	(49,494)
	$0	$(62,535)	$0	$(62,535)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,080	1,283	0	2,363
Over the counter	0	78,310	0	78,310
	$1,080	$79,593	$0	$80,673
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(911)	(1,047)	0	(1,958)
Over the counter	0	(16,747)	0	(16,747)
	$(911)	$(17,794)	$0	$(18,705)
Total Financial Derivative Instruments	$169	$61,799	$0	$61,968
Totals	$366,169	$1,900,368	$3,907	$2,270,444

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO RAE PLUS International Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 119.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Charter Communications Operating LLC 3.550% (LIBOR03M + 1.750%) due 02/01/2027 ~		$483	$486
Total Loan Participations and Assignments (Cost $481)			486
CORPORATE BONDS & NOTES 11.9%
BANKING & FINANCE 8.6%
AerCap Ireland Capital DAC
4.450% due 12/16/2021		500	521
4.500% due 05/15/2021		300	310
American International Group, Inc. 4.125% due 02/15/2024		2,100	2,255
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 ●(h)(i)	EUR	800	982
Barclays Bank PLC 10.179% due 06/12/2021		$700	778
Barclays PLC
3.200% due 08/10/2021		2,800	2,841
3.250% due 01/17/2033	GBP	400	558
3.284% (US0003M + 1.380%) due 05/16/2024 ~		$900	911
4.610% due 02/15/2023 ●		400	418
8.000% due 12/15/2020 ●(h)(i)	EUR	400	479
Cooperatieve Rabobank UA
5.500% due 06/29/2020 ●(h)(i)		400	460
6.625% due 06/29/2021 ●(h)(i)		200	244
6.875% due 03/19/2020 (i)		400	455
Crown Castle International Corp. 4.300% due 02/15/2029		$1,250	1,385
Deutsche Bank AG
3.149% (US0003M + 1.230%) due 02/27/2023 ~		900	883
4.250% due 10/14/2021		2,500	2,571
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		370	378
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	300	364
Ford Motor Credit Co. LLC
2.332% (US0003M + 0.430%) due 11/02/2020 ~		$400	398
2.853% (US0003M + 0.810%) due 04/05/2021 ~		400	398
2.865% (US0003M + 0.930%) due 09/24/2020 ~		400	401
4.593% (US0003M + 2.550%) due 01/07/2021 ~		300	304
5.183% (US0003M + 3.140%) due 01/07/2022 ~		200	207
General Motors Financial Co., Inc. 3.008% (US0003M + 1.100%) due 11/06/2021 ~		300	301
Goldman Sachs Group, Inc. 3.080% (US0003M + 1.170%) due 11/15/2021 ~		1,000	1,008
HSBC Holdings PLC
3.400% due 03/08/2021		700	711
3.543% (US0003M + 1.500%) due 01/05/2022 ~		600	612
4.300% due 03/08/2026		500	544
4.875% due 01/14/2022		900	950
International Lease Finance Corp. 5.875% due 08/15/2022		100	109
Lloyds Banking Group PLC
2.858% due 03/17/2023 ●		2,700	2,734
7.500% due 09/27/2025 ●(h)(i)		300	337
Nationwide Building Society 4.363% due 08/01/2024 ●		300	318
Navient Corp.
5.875% due 03/25/2021		100	103
8.000% due 03/25/2020		67	68
Royal Bank of Scotland Group PLC
3.380% (US0003M + 1.470%) due 05/15/2023 ~		1,000	1,011
3.875% due 09/12/2023		200	210
4.269% due 03/22/2025 ●		900	956
4.800% due 04/05/2026		300	333
5.076% due 01/27/2030 ●		600	690
7.500% due 08/10/2020 ●(h)(i)		1,300	1,331
8.000% due 08/10/2025 ●(h)(i)		500	576
Service Properties Trust 5.000% due 08/15/2022		800	841

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2019 (Unaudited)

SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022	200	204
Standard Chartered PLC 3.091% (US0003M + 1.200%) due 09/10/2022 ~	800	807
UBS AG 7.625% due 08/17/2022 (i)	1,200	1,353
UBS Group AG
2.860% (US0003M + 0.950%) due 08/15/2023 ~	200	201
2.950% due 09/24/2020	200	201
4.125% due 09/24/2025	200	218
UniCredit SpA 7.830% due 12/04/2023	800	933
Wells Fargo & Co. 3.157% (US0003M + 1.230%) due 10/31/2023 ~	200	204
		36,365
INDUSTRIALS 2.3%
AbbVie, Inc. 2.900% due 11/06/2022	800	817
Activision Blizzard, Inc. 2.600% due 06/15/2022	700	708
Allergan Sales LLC 5.000% due 12/15/2021	500	523
Charter Communications Operating LLC
4.464% due 07/23/2022	900	946
4.908% due 07/23/2025	800	881
Daimler Finance North America LLC 2.810% (US0003M + 0.900%) due 02/15/2022 ~	600	605
Danone S.A. 2.077% due 11/02/2021	200	200
Dell International LLC 4.420% due 06/15/2021	600	617
EQT Corp. 2.500% due 10/01/2020	100	100
Equifax, Inc. 2.780% (US0003M + 0.870%) due 08/15/2021 ~	200	201
Georgia-Pacific LLC 5.400% due 11/01/2020	200	206
Imperial Brands Finance PLC 2.950% due 07/21/2020	600	602
Interpublic Group of Cos., Inc. 4.000% due 03/15/2022	500	519
Kinder Morgan Energy Partners LP 5.000% due 10/01/2021	200	208
Komatsu Finance America, Inc. 2.118% due 09/11/2020	200	200
Kraft Heinz Foods Co. 5.200% due 07/15/2045	100	108
Micron Technology, Inc. 5.327% due 02/06/2029	400	459
Occidental Petroleum Corp. 2.854% (US0003M + 0.950%) due 02/08/2021 ~	600	604
Penske Truck Leasing Co. LP 3.900% due 02/01/2024	300	315
TTX Co. 2.600% due 06/15/2020	250	251
Westinghouse Air Brake Technologies Corp. 4.400% due 03/15/2024	500	531
		9,601
UTILITIES 1.0%
AT&T, Inc. 3.067% (US0003M + 1.180%) due 06/12/2024 ~	500	509
Baltimore Gas & Electric Co. 3.500% due 11/15/2021	100	103
BG Energy Capital PLC 4.000% due 10/15/2021	300	310
Duke Energy Corp.
3.050% due 08/15/2022	500	511
3.550% due 09/15/2021	300	307
Entergy Corp. 5.125% due 09/15/2020	100	101
NextEra Energy Capital Holdings, Inc. 4.500% due 06/01/2021	600	617
Petrobras Global Finance BV 5.093% due 01/15/2030	57	61
Telstra Corp. Ltd. 4.800% due 10/12/2021	500	524

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2019 (Unaudited)

Transocean Poseidon Ltd. 6.875% due 02/01/2027	1,300	1,381
		4,424
Total Corporate Bonds & Notes (Cost $48,781)		50,390
MUNICIPAL BONDS & NOTES 0.2%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	6	7
Chicago, Illinois Waterworks Revenue Bonds, Series 2010 6.642% due 11/01/2029	500	617
		624
OHIO 0.1%
Ohio State University Revenue Bonds, Series 2011 4.800% due 06/01/2111	300	381
Total Municipal Bonds & Notes (Cost $892)		1,005
U.S. GOVERNMENT AGENCIES 40.6%
Fannie Mae
0.000% due 08/25/2039 (b)(e)	818	718
2.122% due 04/25/2037 ●	9	9
2.142% due 07/25/2037 ●	16	16
2.312% due 10/25/2040 ●	51	52
4.258% due 03/25/2037 ●(a)	420	67
4.308% due 04/25/2037 ●(a)	1,099	177
4.358% due 11/25/2039 ●(a)	214	34
4.588% due 03/25/2037 ●(a)	549	100
4.608% due 05/25/2037 ●(a)	1,369	219
4.998% due 04/25/2037 ●(a)	2,502	495
5.408% due 02/25/2037 ●(a)	241	52
5.858% due 07/25/2033 ●(a)	137	21
5.888% due 11/25/2040 ●	4	5
Freddie Mac
2.040% due 05/15/2037 ●	15	15
4.000% due 11/01/2047 - 03/01/2049	2,138	2,244
4.830% due 09/15/2036 ●(a)	428	72
5.000% due 04/15/2041	1,624	1,930
5.500% due 03/15/2034	270	299
7.381% due 02/15/2040 ●	169	219
7.981% due 02/15/2041 ●	3	4
9.477% due 09/15/2041 ●	602	827
Ginnie Mae, TBA 5.000% due 01/01/2050	1,300	1,370
Uniform Mortgage-Backed Security
2.500% due 10/01/2049 - 01/01/2050	13,700	13,547
4.000% due 06/01/2047 - 07/01/2049	9,755	10,184
5.500% due 03/01/2028	10	11
Uniform Mortgage-Backed Security, TBA
2.500% due 01/01/2050	4,887	4,830
3.000% due 02/01/2050	42,600	43,152
3.500% due 01/01/2050	19,500	20,051
4.000% due 01/01/2050 - 02/01/2050	60,900	63,343
4.500% due 02/01/2050	6,900	7,269
Total U.S. Government Agencies (Cost $170,808)		171,332
U.S. TREASURY OBLIGATIONS 39.8%
U.S. Treasury Bonds
3.000% due 08/15/2048 (n)	200	225
3.000% due 02/15/2049	5,200	5,861
3.125% due 05/15/2048	560	644
4.625% due 02/15/2040	1,500	2,073
U.S. Treasury Inflation Protected Securities (g)
0.125% due 01/15/2022	7,050	7,046
0.125% due 04/15/2022 (l)	13,968	13,949
0.125% due 07/15/2022	1,007	1,011
0.625% due 07/15/2021	10,619	10,739
0.625% due 02/15/2043	224	227
1.000% due 02/15/2046	1,195	1,315
1.000% due 02/15/2048	4,905	5,432
1.000% due 02/15/2049	4,142	4,607
1.375% due 02/15/2044	1,104	1,303
U.S. Treasury Notes
1.375% due 09/30/2020	200	200
1.375% due 10/31/2020	100	100
1.625% due 02/15/2026 (n)	900	891
1.750% due 12/31/2020	200	200
2.000% due 11/30/2020 (n)	100	100
2.000% due 12/31/2021 (l)(n)	34,500	34,772

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2019 (Unaudited)

2.125% due 08/31/2020		100	100
2.375% due 05/15/2029		11,800	12,258
2.625% due 12/31/2025		3,100	3,248
2.625% due 02/15/2029		40,900	43,323
2.750% due 05/31/2023 (l)(n)		2,200	2,280
3.000% due 09/30/2025		7,600	8,112
3.000% due 10/31/2025		7,600	8,116
Total U.S. Treasury Obligations (Cost $163,213)			168,132
NON-AGENCY MORTGAGE-BACKED SECURITIES 7.9%
American Home Mortgage Assets Trust 3.159% due 11/25/2046 ●		10,821	5,285
American Home Mortgage Investment Trust 3.907% due 02/25/2045 ●		136	137
Banc of America Funding Trust
4.312% due 06/20/2037 ^~		101	99
6.000% due 08/25/2036 ^		67	66
Banc of America Mortgage Trust
4.280% due 01/25/2035 ~		40	38
4.777% due 06/25/2034 ~		49	50
4.781% due 02/25/2034 ~		33	34
5.212% due 05/25/2033 ~		72	74
Bear Stearns Adjustable Rate Mortgage Trust
3.840% due 02/25/2036 ●		25	26
4.065% due 02/25/2036 ^~		480	473
Bear Stearns ALT-A Trust 2.112% due 01/25/2047 ^●		276	253
Chase Mortgage Finance Trust 4.086% due 01/25/2036 ^~		51	51
ChaseFlex Trust 2.092% due 07/25/2037 ●		3,187	2,852
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.022% due 05/25/2036 ●		759	733
Citigroup Mortgage Loan Trust
4.380% due 10/25/2035 ●		90	93
4.970% due 10/25/2035 ^●		128	128
Citigroup Mortgage Loan Trust, Inc. 4.550% due 09/25/2035 ●		133	134
CitiMortgage Alternative Loan Trust
6.000% due 12/25/2036 ^		349	345
6.000% due 06/25/2037 ^		450	442
Countrywide Alternative Loan Trust
1.975% due 09/20/2046 ●		112	92
2.092% due 08/25/2035 ●		1,744	1,717
2.312% due 12/25/2035 ●		45	45
2.365% due 11/20/2035 ●		351	339
3.639% due 08/25/2035 ●		151	152
3.719% due 01/25/2036 ●		543	554
6.000% due 08/25/2036 ^●		288	251
Countrywide Home Loan Mortgage Pass-Through Trust
2.392% due 05/25/2035 ●		294	261
2.452% due 02/25/2035 ●		28	27
4.293% due 10/20/2034 ~		73	69
5.750% due 05/25/2037 ^		29	24
Credit Suisse First Boston Mortgage Securities Corp. 4.208% due 09/25/2034 ~		85	85
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.750% due 08/25/2036 ^		91	86
Credit Suisse Mortgage Capital Trust 3.319% due 10/27/2059 ~		995	996
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 2.292% due 02/25/2035 ●		406	394
First Horizon Alternative Mortgage Securities Trust 3.420% due 12/25/2035 ~		227	206
GS Mortgage Securities Trust 5.162% due 12/10/2043 ~		1,585	1,619
GSR Mortgage Loan Trust
4.040% due 04/25/2032 ●		48	43
4.132% due 12/25/2034 ~		43	44
4.133% due 11/25/2035 ~		157	161
4.520% due 09/25/2035 ~		198	203
4.655% due 11/25/2035 ~		48	48
4.657% due 07/25/2035 ~		40	41
5.500% due 01/25/2037		175	197
HarborView Mortgage Loan Trust 4.239% due 10/19/2035 ●		1,950	1,496
Hawksmoor Mortgages 1.761% due 05/25/2053 ●	GBP	2,204	2,927
Impac Secured Assets CMN Owner Trust 4.556% due 07/25/2035 ~		$167	150
IndyMac Mortgage Loan Trust 1.982% due 09/25/2046 ●		418	402
JPMorgan Mortgage Trust
4.198% due 07/25/2035 ~		546	567
4.431% due 06/25/2035 ~		30	30

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2019 (Unaudited)

4.492% due 07/25/2035 ~		17	17
London Wall Mortgage Capital PLC 1.639% due 11/15/2049 ●	GBP	177	235
MASTR Adjustable Rate Mortgages Trust 4.696% due 11/21/2034 ~		$57	59
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 2.600% due 08/15/2032 ●		164	162
Merrill Lynch Alternative Note Asset Trust 1.902% due 03/25/2037 ●		695	281
Merrill Lynch Mortgage Investors Trust
3.407% (US0006M + 1.500%) due 02/25/2033 ~		96	96
3.974% due 05/25/2036 ~		379	358
Morgan Stanley Capital Trust 4.661% due 06/15/2044		250	256
Morgan Stanley Mortgage Loan Trust 3.985% due 06/25/2036 ~		16	17
Morgan Stanley Re-REMIC Trust 5.250% due 05/26/2037 ~		254	209
Sequoia Mortgage Trust 2.475% due 05/20/2034 ●		104	103
Structured Adjustable Rate Mortgage Loan Trust 3.842% due 01/25/2035 ~		328	331
Structured Asset Mortgage Investments Trust 2.002% due 04/25/2036 ●		246	249
SunTrust Adjustable Rate Mortgage Loan Trust 4.661% due 01/25/2037 ^~		447	418
Thornburg Mortgage Securities Trust
3.252% due 06/25/2047 ^●		839	808
3.252% due 06/25/2047 ●		90	84
Towd Point Mortgage Funding 0.000% due 02/20/2054 ●	GBP	900	1,195
Towd Point Mortgage Funding PLC 1.820% due 10/20/2051 ●		978	1,303
WaMu Mortgage Pass-Through Certificates Trust
2.062% due 12/25/2045 ●		$971	951
2.627% due 08/25/2046 ●		264	258
2.989% due 06/25/2047 ●		1,015	975
3.137% due 12/25/2046 ●		116	116
4.280% due 08/25/2035 ~		150	151
4.699% due 06/25/2033 ~		202	207
Total Non-Agency Mortgage-Backed Securities (Cost $32,069)			33,378
ASSET-BACKED SECURITIES 10.0%
Aames Mortgage Investment Trust 2.782% due 07/25/2035 ●		900	903
Bear Stearns Asset-Backed Securities Trust 1.962% due 03/25/2037 ●		3,014	5,005
Centex Home Equity Loan Trust 2.437% due 03/25/2034 ●		976	969
Chase Funding Trust 2.432% due 08/25/2032 ●		64	63
Citigroup Mortgage Loan Trust 2.092% due 10/25/2036 ●		616	465
Countrywide Asset-Backed Certificates
2.012% due 09/25/2037 ^●		1,303	1,147
2.062% due 03/25/2036 ●		1,416	1,317
2.082% due 06/25/2036 ●		234	234
2.232% due 04/25/2036 ●		4,100	4,120
Countrywide Asset-Backed Certificates Trust 1.952% due 03/25/2037 ●		115	114
EMC Mortgage Loan Trust 3.092% due 02/25/2041 ●		30	30
GLS Auto Receivables Issuer Trust
2.470% due 11/15/2023		1,255	1,256
2.580% due 07/17/2023		995	996
GSAA Home Equity Trust
1.892% due 05/25/2037 ●		1,002	481
3.592% due 03/25/2036 ~		931	404
MASTR Asset-Backed Securities Trust 4.492% due 07/25/2034 ●		1,000	1,002
Morgan Stanley ABS Capital, Inc. Trust
1.882% due 01/25/2037 ●		806	487
1.902% due 03/25/2037 ●		3,150	1,733
1.922% due 02/25/2037 ●		3,901	2,081
2.007% due 03/25/2037 ●		10,714	5,738
2.707% due 03/25/2035 ●		1,000	1,006
Morgan Stanley Dean Witter Capital, Inc. Trust 2.772% due 02/25/2033 ●		475	468
Navient Private Education Loan Trust 2.140% due 12/16/2058 ●		13	13
North Carolina State Education Assistance Authority 2.592% due 07/25/2039 ●		1,365	1,355
Panhandle-Plains Higher Education Authority, Inc. 3.229% due 10/01/2035 ●		110	109

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2019 (Unaudited)

Residential Asset Mortgage Products Trust 2.092% due 03/25/2036 ●		1,725	1,700
Securitized Asset-Backed Receivables LLC Trust
2.032% due 07/25/2036 ●		1,221	684
2.752% due 01/25/2036 ^●		1,340	1,090
SLM Student Loan Trust 0.000% due 06/17/2024 ●	EUR	102	114
Specialty Underwriting & Residential Finance Trust 1.942% due 06/25/2037 ●		$219	143
Structured Asset Investment Loan Trust 4.942% due 08/25/2033 ●		540	545
Structured Asset Securities Corp. Mortgage Loan Trust 2.002% due 02/25/2037 ●		3,468	3,415
Wells Fargo Home Equity Asset-Backed Securities Trust
2.292% due 12/25/2035 ●		1,900	1,882
2.737% due 03/25/2035 ●		1,100	1,108
Total Asset-Backed Securities (Cost $37,954)			42,177
SOVEREIGN ISSUES 3.2%
Argentina Government International Bond
3.750% due 12/31/2038 þ		1,700	835
5.875% due 01/11/2028		800	378
15.500% due 10/17/2026	ARS	1,580	7
42.836% (BADLARPP + 2.000%) due 04/03/2022 ~		3,291	29
56.589% (ARLLMONP) due 06/21/2020 ~(a)		28,591	259
Autonomous City of Buenos Aires Argentina 51.313% (BADLARPP + 5.000%) due 01/23/2022 ~(a)		2,300	29
Brazil Government International Bond 4.750% due 01/14/2050		$1,264	1,249
Israel Government International Bond 4.125% due 01/17/2048		500	580
Japan Government International Bond 0.100% due 03/10/2028 (g)	JPY	991,525	9,390
Saudi Government International Bond
4.000% due 04/17/2025		$500	540
5.000% due 04/17/2049		250	299
Total Sovereign Issues (Cost $14,985)			13,595
		SHARES
COMMON STOCKS 0.1%
ENERGY 0.1%
Dommo Energia S.A. (c)(j)		77,129	56
Dommo Energia S.A. «		195,949	118
Dommo Energia S.A. SP - ADR «(c)		613	5
			179
UTILITIES 0.0%
Eneva S.A. (c)(j)		8,807	95
Total Common Stocks (Cost $101)			274
PREFERRED SECURITIES 1.2%
BANKING & FINANCE 1.2%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 ●(h)(i)		200,000	246
Banco Santander S.A.
5.250% due 09/29/2023 ●(h)(i)		200,000	240
6.250% due 09/11/2021 ●(h)(i)		400,000	479
JPMorgan Chase & Co. 5.406% (US0003M + 3.470%) due 01/30/2020 ~(h)		273,000	276
SL Green Realty Corp. 6.500% due 01/31/2020 (h)		121,300	3,082
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (h)		350,000	501
Wells Fargo & Co. 5.664% (US0003M + 3.770%) due 03/15/2020 ~(h)		161,000	163

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2019 (Unaudited)

Total Preferred Securities (Cost $4,758)			4,987
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.8%
COMMERCIAL PAPER 1.6%
Bank of Montreal
1.852% due 01/03/2020	CAD	2,400	1,848
1.854% due 01/03/2020		400	308
Bank of Nova Scotia
1.980% due 01/23/2020		900	692
1.984% due 01/27/2020		800	615
C.I.B.C. 1.970% due 01/22/2020		1,600	1,231
Royal Bank Of Canada
1.850% due 01/06/2020		1,500	1,155
1.854% due 01/03/2020		400	308
Toronto-Dominion Bank 1.850% due 01/08/2020		900	693
			6,850
ARGENTINA TREASURY BILLS 0.0%
41.333% due 04/03/2020 «~	ARS	2,340	32
47.840% due 05/13/2020 (d)(e)		290	4
			36
JAPAN TREASURY BILLS 3.1%
(0.139)% due 01/14/2020 - 02/17/2020 (d)(e)	JPY	1,416,000	13,034
U.S. TREASURY BILLS 0.1%
1.803% due 01/02/2020 (e)(f)		$543	543
Total Short-Term Instruments (Cost $20,353)			20,463
Total Investments in Securities (Cost $494,394)			506,219
		SHARES
INVESTMENTS IN AFFILIATES 12.4%
SHORT-TERM INSTRUMENTS 12.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.4%
PIMCO Short-Term Floating NAV Portfolio III		5,266,310	52,100
Total Short-Term Instruments (Cost $52,073)			52,100
Total Investments in Affiliates (Cost $52,073)			52,100
Total Investments 132.2% (Cost $546,467)			$558,319
Financial Derivative Instruments (k)(m) 2.9%(Cost or Premiums, net $3,621)			12,388
Other Assets and Liabilities, net (35.1)%			(148,473)
Net Assets 100.0%			$422,234

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Principal only security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Dommo Energia S.A.	12/21/2017 - 12/26/2017	$20	$56	0.01%
Eneva S.A.	12/21/2017-12/03/2019	41	95	0.02
		$61	$151	0.03%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SHORT SALES:

Description	Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales(1)
U.S. Government Agencies (3.3)%
Uniform Mortgage-Backed Security, TBA	2.500%	01/01/2050		$12,887	$(12,707)	$(12,736)
Uniform Mortgage-Backed Security, TBA	5.000	01/01/2050		1,300	(1,389)	(1,390)
Total U.S. Government Agencies					(14,096)	(14,126)
Sovereign Issues (0.9)%
Canada Government Bond	2.750	12/01/2048	CAD	3,800	(3,555)	(3,630)
Total Short Sales (4.2)%					$(17,651)	$(17,756)

(1)	Payable for short sales includes $51 of accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2019 was $(5,381) at a weighted average interest rate of 2.046%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	$109.500	02/21/2020	5	$10	$0	$0
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	110.250	02/21/2020	17	34	0	0
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	110.375	02/21/2020	45	90	1	0
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	110.500	02/21/2020	4	8	0	0
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	110.625	02/21/2020	17	34	0	0
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	111.125	02/21/2020	9	18	0	0

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2019 (Unaudited)

Call - CBOT U.S. Treasury 5-Year Note March 2020 Futures	125.000	02/21/2020	27	27	0	0
Call - CBOT U.S. Treasury 5-Year Note March 2020 Futures	126.250	02/21/2020	9	9	0	0
Call - CBOT U.S. Treasury 5-Year Note March 2020 Futures	127.000	02/21/2020	10	10	0	0
Call - CBOT U.S. Treasury 5-Year Note March 2020 Futures	128.000	02/21/2020	331	331	3	0
Call - CBOT U.S. Treasury 5-Year Note March 2020 Futures	128.250	02/21/2020	204	204	2	0
Call - CBOT U.S. Treasury 5-Year Note March 2020 Futures	128.500	02/21/2020	5	5	0	0
Call - CBOT U.S. Treasury 5-Year Note March 2020 Futures	128.750	02/21/2020	4	4	0	0
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	116.000	02/21/2020	116	116	1	0
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	116.500	02/21/2020	3	3	0	0
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	117.500	02/21/2020	514	514	5	1
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	118.000	02/21/2020	12	12	0	0
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	119.000	02/21/2020	1	1	0	0
Total Purchased Options					$12	$1

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	$125.500	02/21/2020	248	$248	$(63)	$(19)
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	126.000	02/21/2020	154	154	(38)	(17)
Total Written Options					$(101)	$(36)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2020	101	$19,315	$(159)	$0	$(127)
U.S. Treasury 10-Year Note March Futures	03/2020	244	31,335	(273)	0	(27)
				$(432)	$0	$(154)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Put Options Strike @ EUR 169.500 on Euro-Schatz Bond February 2020 Futures (1)	01/2020	50	$(25)	$1	$1	$0
U.S. Treasury 2-Year Note March Futures	03/2020	301	(64,866)	61	0	(14)
U.S. Treasury 5-Year Note March Futures	03/2020	594	(70,454)	249	14	0
U.S. Treasury 30-Year Bond March Futures	03/2020	218	(33,988)	658	75	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2020	23	(4,178)	118	27	0
United Kingdom Long Gilt March Futures	03/2020	94	(16,358)	(30)	158	(71)
				$1,057	$275	$(85)
Total Futures Contracts				$625	$275	$(239)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-33 5-Year Index	(5.000)%	Quarterly	12/20/2024	$5,049	$(320)	$(176)	$(496)	$2	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-32 5-Year Index	5.000%	Quarterly	06/20/2024	$2,744	$177	$99	$276	$0	$(1)
CDX.IG-32 5-Year Index	1.000	Quarterly	06/20/2024	20,000	372	157	529	0	(2)
CDX.IG-33 5-Year Index	1.000	Quarterly	12/20/2024	32,800	675	187	862	0	(3)
					$1,224	$443	$1,667	$0	$(6)

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2019 (Unaudited)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.700%	Semi-Annual	12/18/2024	CAD	38,700	$(144)	$(359)	$(503)	$0	$(79)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		3,200	(34)	296	262	0	(59)
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049		700	4	(12)	(8)	0	(13)
Pay	3-Month USD-LIBOR	3.010	Semi-Annual	09/28/2023		$15,000	0	822	822	0	(11)
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		52,700	81	709	790	0	(24)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		29,000	12	316	328	32	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		3,800	(216)	76	(140)	4	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		14,700	21	(934)	(913)	17	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		36,300	1,274	(1,757)	(483)	45	0
Receive	3-Month USD-LIBOR	2.085	Semi-Annual	12/18/2025		1,500	17	(44)	(27)	2	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		500	1	(15)	(14)	1	0
Receive(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		34,200	(481)	(277)	(758)	41	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/18/2026		15,400	257	(315)	(58)	0	(31)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		41,100	1,792	(3,856)	(2,064)	107	0
Pay	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		3,100	333	(34)	299	0	(9)
Receive(6)	3-Month USD-LIBOR	2.250	Semi-Annual	01/13/2050		5,200	(12)	(152)	(164)	59	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		100	(1)	4	3	1	0
Receive(6)	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050		300	(1)	35	34	3	0
Receive(6)	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		600	(3)	53	50	6	0
Receive(6)	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		300	(1)	35	34	3	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	990,000	(343)	115	(228)	0	(8)
Receive	CPTFEMU	1.710	Maturity	03/15/2033	EUR	1,300	(2)	(108)	(110)	7	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		1,000	4	203	207	0	(14)
Receive	CPURNSA	1.669	Maturity	06/19/2024		$21,600	0	201	201	32	0
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	5,000	(42)	182	140	6	0
Pay	UKRPI	3.593	Maturity	11/15/2028		800	0	37	37	1	0
Pay	UKRPI	3.595	Maturity	11/15/2028		3,800	43	137	180	4	0
Pay	UKRPI	3.603	Maturity	11/15/2028		600	0	29	29	1	0
							$2,559	$(4,613)	$(2,054)	$372	$(248)
Total Swap Agreements							$3,463	$(4,346)	$(883)	$374	$(254)

(l)	Securities with an aggregate market value of $5,973 and cash of $1,823 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	Future styled option.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2020		$2,712	AUD	3,994	$92	$0
	01/2020		1,645	MXN	32,214	54	0
	02/2020		3,621	CAD	4,767	51	0
	02/2020	ZAR	58,913		$4,115	0	(73)
BPS	01/2020	GBP	1,700		2,201	0	(51)
	01/2020	JPY	141,000		1,300	2	0
	01/2020		$2,043	EUR	1,825	5	0
	03/2020		1,919	IDR	27,362,125	47	0
BRC	01/2020		151	MXN	2,965	6	0
CBK	01/2020	CAD	900		$683	0	(10)
	01/2020	JPY	418,700		3,857	2	0
	02/2020	CAD	8,076		6,101	0	(119)
	02/2020	COP	733,446		212	0	(11)

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2019 (Unaudited)

	02/2020	JPY	192,000		1,774	3	0
	02/2020		$134	ZAR	1,978	7	0
	03/2020	KRW	2,334,312		$1,990	0	(34)
	03/2020		$2,177	COP	7,431,524	73	0
DUB	03/2020	TWD	126,497		$4,188	0	(65)
GLM	01/2020	BRL	15		4	0	0
	01/2020		$4	BRL	15	0	0
	02/2020	CAD	4,680		$3,561	0	(43)
	02/2020	COP	6,365,670		1,912	0	(21)
	03/2020		$979	KRW	1,158,695	25	0
HUS	01/2020	CAD	800		$607	0	(9)
	01/2020	EUR	179		199	0	(2)
	01/2020	MXN	2,370		120	0	(5)
	01/2020	RUB	15,243		237	0	(9)
	02/2020		$481	CAD	638	10	0
	03/2020		3,899	INR	284,013	58	0
	03/2020		971	KRW	1,151,800	27	0
	01/2021	BRL	970		$150	0	(87)
JPM	01/2020	EUR	1,686		1,874	0	(18)
MYI	01/2020	CAD	3,300		2,527	0	(14)
	01/2020	JPY	190,000		1,753	3	0
	02/2020		893,000		8,259	22	0
RYL	01/2020	CAD	3,900		2,933	0	(71)
	01/2020	MXN	32,809		1,698	0	(32)
	05/2020		$1,672	MXN	32,809	32	0
SCX	03/2020	CNY	57,344		$8,145	0	(74)
	03/2020	INR	140,287		1,950	0	(5)
SOG	01/2020		$2,062	RUB	135,176	112	0
SSB	01/2020	BRL	9,827		$2,422	0	(21)
	01/2020		$2,319	BRL	9,813	120	0
	02/2020	CAD	489		$372	0	(5)
	02/2020		$2,419	BRL	9,827	22	0
	03/2020		8,186	CNY	57,730	88	0
TOR	02/2020	COP	267,948		$81	0	(1)
UAG	01/2020	EUR	9,179		10,138	0	(162)
Total Forward Foreign Currency Contracts						$861	$(942)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
MYI	Call - OTC GBP versus USD	$1.320	01/02/2020	3,238	$41	$22

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	138,800	$342	$170
DUB	Put - OTC 6-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.040	02/21/2020	19,300	38	19
MYC	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.017	07/02/2021	157,500	601	415
	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.036	07/19/2021	71,800	264	201
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	03/11/2021	42,400	339	854
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	43,400	255	585
	Put - OTC 6-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.101	02/21/2020	14,200	21	~8
	Put - OTC 6-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.109	02/21/2020	16,700	42	9
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	13,500	543	1
							$2,445	$2,262
Total Purchased Options							$2,486	$2,284

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425%	03/18/2020	900	$(1)	$(1)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	400	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	900	(1)	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	400	(1)	0

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2019 (Unaudited)

BPS	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	800	(1)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	02/19/2020	400	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	400	(1)	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	500	(1)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	700	(1)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	700	(1)	0
BRC	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	1,500	(1)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	1,500	(2)	0
CBK	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	800	(1)	0
	Put - OTC CDX.IG-33 5-Year Index	Sell	1.000	01/15/2020	1,300	(1)	0
DBL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	02/19/2020	500	0	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	02/19/2020	500	0	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	300	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	300	0	0
FBF	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	600	(1)	0
GST	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	600	(1)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	600	(1)	0
JLN	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	300	0	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	300	0	0
JPM	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	300	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	300	0	0
MEI	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	200	0	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	200	0	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	300	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	300	0	0
						$(16)	$(9)

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Put - OTC USD versus MXN	MXN	18.887	01/06/2020	1,073	$(5)	$(2)
	Call - OTC USD versus MXN		19.841	01/06/2020	1,073	(6)	0
	Put - OTC USD versus RUB	RUB	62.815	01/09/2020	1,073	(6)	(14)
	Call - OTC USD versus RUB		65.910	01/09/2020	1,073	(5)	0
MYI	Call - OTC GBP versus USD		$1.335	01/02/2020	6,477	(44)	(4)
						$(66)	$(20)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	9,000	$(107)	$(76)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164	11/01/2021	18,500	(236)	(141)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323	03/11/2021	22,400	(339)	(984)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	22,900	(255)	(708)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.491	07/02/2021	50,400	(601)	(629)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.453	07/19/2021	23,000	(257)	(273)
							$(1,795)	$(2,811)
Total Written Options							$(1,877)	$(2,840)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	UniCredit SpA	(1.000)%	Quarterly	12/20/2023	1.518%	EUR	375	$69	$(61)	$8	$0
HUS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	1.518		200	38	(33)	5	0
JPM	HSBC Holdings PLC	(1.000)	Quarterly	12/20/2024	0.912		200	(1)	0	0	(1)
								$106	$(94)	$13	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

								Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$2,212	$(466)	$361	$0	$(105)

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2019 (Unaudited)

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	9,800	$(2)	$20	$18	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Receive	ERADXULT Index	65,648	2.266% (1-Month USD-LIBOR plus a specified spread)	Maturity	10/22/2020	$115,756	$0	$10,222	$10,222	$0
MEI	Receive	ERADXULT Index	53,757	2.285% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/18/2020	103,786	0	(238)	0	(238)
	Receive	ERADXULT Index	63,699	2.355% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/15/2020	122,980	0	(284)	0	(284)
SOG	Receive	ERADXULT Index	34,686	2.302% (1-Month USD-LIBOR plus a specified spread)	Maturity	04/22/2020	62,278	0	3,279	3,279	0
								$0	$12,979	$13,501	$(522)
Total Swap Agreements								$(362)	$13,266	$13,532	$(628)

(n)	Securities with an aggregate market value of $1,600 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$486	$0	$486
Corporate Bonds & Notes
Banking & Finance	0	36,365	0	36,365
Industrials	0	9,601	0	9,601
Utilities	0	4,424	0	4,424
Municipal Bonds & Notes
Illinois	0	624	0	624
Ohio	0	381	0	381
U.S. Government Agencies	0	171,332	0	171,332
U.S. Treasury Obligations	0	168,132	0	168,132
Non-Agency Mortgage-Backed Securities	0	33,378	0	33,378
Asset-Backed Securities	0	42,177	0	42,177
Sovereign Issues	0	13,595	0	13,595
Common Stocks
Energy	56	0	123	179

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2019 (Unaudited)

Utilities	95	0	0	95
Preferred Securities
Banking & Finance	3,082	1,905	0	4,987
Short-Term Instruments
Commercial Paper	0	6,850	0	6,850
Argentina Treasury Bills	0	4	32	36
Japan Treasury Bills	0	13,034	0	13,034
U.S. Treasury Bills	0	543	0	543
	$3,233	$502,831	$155	$506,219
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$52,100	$0	$0	$52,100
Total Investments	$55,333	$502,831	$155	$558,319
Short Sales, at Value - Liabilities
Sovereign Issues	0	(3,630)	0	(3,630)
U.S. Government Agencies	0	(14,126)	0	(14,126)
	$0	$(17,756)	$0	$(17,756)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	275	375	0	650
Over the counter	0	16,677	0	16,677
	$275	$17,052	$0	$17,327
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(239)	(290)	0	(529)
Over the counter	0	(4,410)	0	(4,410)
	$(239)	$(4,700)	$0	$(4,939)
Total Financial Derivative Instruments	$36	$12,352	$0	$12,388
Totals	$55,369	$497,427	$155	$552,951

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO RAE PLUS Small Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 121.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Hilton Worldwide Finance LLC 3.542% (LIBOR03M + 1.750%) due 06/22/2026 ~		$467	$471
Total Loan Participations and Assignments (Cost $467)			471
CORPORATE BONDS & NOTES 16.7%
BANKING & FINANCE 11.7%
AerCap Ireland Capital DAC
4.450% due 12/16/2021		400	417
4.500% due 05/15/2021		350	361
Ally Financial, Inc.
4.250% due 04/15/2021		200	205
4.625% due 05/19/2022		100	105
American Tower Corp. 3.800% due 08/15/2029		300	321
AXA Equitable Holdings, Inc. 4.350% due 04/20/2028		100	109
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 ●(g)(h)	EUR	200	245
Barclays Bank PLC 7.625% due 11/21/2022 (h)		$300	337
Barclays PLC
2.000% due 02/07/2028 ●	EUR	400	456
3.284% (US0003M + 1.380%) due 05/16/2024 ~		$200	202
3.650% due 03/16/2025		200	209
4.610% due 02/15/2023 ●		200	209
4.972% due 05/16/2029 ●		200	225
7.125% due 06/15/2025 ●(g)(h)	GBP	200	300
8.000% due 12/15/2020 ●(g)(h)	EUR	500	599
CIT Group, Inc. 5.000% due 08/15/2022		$200	213
Citigroup, Inc.
2.930% (US0003M + 1.023%) due 06/01/2024 ~		200	203
3.004% (US0003M + 1.100%) due 05/17/2024 ~		400	406
Cooperatieve Rabobank UA
5.500% due 06/29/2020 ●(g)(h)	EUR	300	345
6.625% due 06/29/2021 ●(g)(h)		200	244
Credit Suisse Group AG 7.125% due 07/29/2022 ●(g)(h)		$200	215
Credit Suisse Group Funding Guernsey Ltd. 3.750% due 03/26/2025		250	265
Crown Castle International Corp. 4.300% due 02/15/2029		400	443
Deutsche Bank AG
3.149% (US0003M + 1.230%) due 02/27/2023 ~		300	294
3.961% due 11/26/2025 ●		800	818
4.250% due 10/14/2021		300	309
Discover Bank 4.650% due 09/13/2028		250	282
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	200	243
Ford Motor Credit Co. LLC
2.853% (US0003M + 0.810%) due 04/05/2021 ~		$400	398
2.865% (US0003M + 0.930%) due 09/24/2020 ~		200	200
3.145% (US0003M + 1.235%) due 02/15/2023 ~		300	295
General Motors Financial Co., Inc. 2.448% (US0003M + 0.540%) due 11/06/2020 ~		200	200
Goldman Sachs Group, Inc.
3.080% (US0003M + 1.170%) due 11/15/2021 ~		100	101
3.514% (US0003M + 1.600%) due 11/29/2023 ~		500	518
HSBC Holdings PLC
2.504% (US0003M + 0.600%) due 05/18/2021 ~		200	200
3.543% (US0003M + 1.500%) due 01/05/2022 ~		200	204
4.300% due 03/08/2026		200	218
JPMorgan Chase & Co.
2.509% (US0003M + 0.610%) due 06/18/2022 ~		200	201
2.824% (US0003M + 0.890%) due 07/23/2024 ~		200	202
3.797% due 07/23/2024 ●		100	105
4.023% due 12/05/2024 ●		700	747
Lloyds Banking Group PLC
2.858% due 03/17/2023 ●		200	203

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2019 (Unaudited)

4.050% due 08/16/2023		200	212
4.550% due 08/16/2028		200	224
Nationwide Building Society 4.363% due 08/01/2024 ●		200	212
Navient Corp.
5.000% due 10/26/2020		300	305
5.875% due 03/25/2021		200	207
6.625% due 07/26/2021		200	212
8.000% due 03/25/2020		116	117
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021		100	99
2.550% due 03/08/2021		500	501
2.650% due 07/13/2022		100	100
2.651% due 09/28/2022 ●		100	100
3.150% due 03/15/2021		200	202
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		300	321
Royal Bank of Scotland Group PLC
4.892% due 05/18/2029 ●		400	452
6.100% due 06/10/2023		300	330
7.500% due 08/10/2020 ●(g)(h)		200	205
8.625% due 08/15/2021 ●(g)(h)		400	433
Santander UK Group Holdings PLC 4.796% due 11/15/2024 ●		200	216
Santander UK PLC 2.875% due 06/18/2024		300	307
Springleaf Finance Corp.
6.125% due 05/15/2022		200	215
7.750% due 10/01/2021		100	109
8.250% due 12/15/2020		200	210
Standard Chartered PLC 3.091% (US0003M + 1.200%) due 09/10/2022 ~		300	303
UBS AG
4.750% due 02/12/2026 ●(h)	EUR	300	354
5.125% due 05/15/2024 (h)		$200	216
UBS Group AG
2.860% (US0003M + 0.950%) due 08/15/2023 ~		200	201
6.875% due 03/22/2021 ●(g)(h)		400	417
7.125% due 08/10/2021 ●(g)(h)		200	212
UniCredit SpA 7.830% due 12/04/2023		350	408
WP Carey, Inc. 4.250% due 10/01/2026		300	321
WPC Eurobond BV 2.250% due 04/09/2026	EUR	200	241
			20,334
INDUSTRIALS 3.8%
AbbVie, Inc. 2.900% due 11/06/2022		$200	204
AP Moller - Maersk A/S 3.750% due 09/22/2024		300	309
Bacardi Ltd. 4.700% due 05/15/2028		200	218
Campbell Soup Co. 3.650% due 03/15/2023		200	208
Centene Corp. 4.625% due 12/15/2029		300	317
Charter Communications Operating LLC
3.559% (US0003M + 1.650%) due 02/01/2024 ~		300	309
4.464% due 07/23/2022		200	210
4.908% due 07/23/2025		200	220
Conagra Brands, Inc. 2.703% (US0003M + 0.750%) due 10/22/2020 ~		100	100
CSN Resources S.A. 7.625% due 02/13/2023		200	214
DAE Funding LLC
4.000% due 08/01/2020		100	101
5.250% due 11/15/2021		100	104
Daimler Finance North America LLC 2.561% (US0003M + 0.670%) due 11/05/2021 ~		150	151
Enbridge, Inc. 2.594% (US0003M + 0.700%) due 06/15/2020 ~		100	100
Energy Transfer Operating LP 4.250% due 03/15/2023		100	104
Huntsman International LLC 5.125% due 11/15/2022		300	321
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		300	319
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		300	323
Imperial Brands Finance PLC
3.125% due 07/26/2024		400	404
3.500% due 07/26/2026		200	201

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2019 (Unaudited)

INEOS Finance PLC 2.125% due 11/15/2025	EUR	200	226
Kinder Morgan Energy Partners LP 5.000% due 10/01/2021		$200	209
Micron Technology, Inc.
4.185% due 02/15/2027		200	214
5.327% due 02/06/2029		200	230
Occidental Petroleum Corp. 2.700% due 08/15/2022		300	303
Pernod Ricard S.A. 4.450% due 01/15/2022		300	314
Spectra Energy Partners LP 2.592% (US0003M + 0.700%) due 06/05/2020 ~		100	100
Textron, Inc. 2.451% (US0003M + 0.550%) due 11/10/2020 ~		300	300
Westinghouse Air Brake Technologies Corp. 4.400% due 03/15/2024		200	213
Woodside Finance Ltd. 4.600% due 05/10/2021		100	102
			6,648
UTILITIES 1.2%
AT&T, Inc.
2.657% (US0003M + 0.750%) due 06/01/2021 ~		400	402
2.951% (US0003M + 0.950%) due 07/15/2021 ~		300	303
3.067% (US0003M + 1.180%) due 06/12/2024 ~		200	204
Sempra Energy 2.344% (US0003M + 0.450%) due 03/15/2021 ~		100	100
Southern California Edison Co.
3.650% due 03/01/2028		200	214
3.700% due 08/01/2025		200	212
Sprint Communications, Inc. 6.000% due 11/15/2022		200	210
Sprint Corp. 7.250% due 09/15/2021		350	371
			2,016
Total Corporate Bonds & Notes (Cost $28,032)			28,998
MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		50	60
7.750% due 01/01/2042		15	17
Total Municipal Bonds & Notes (Cost $64)			77
U.S. GOVERNMENT AGENCIES 37.0%
Freddie Mac
4.000% due 01/01/2048		302	318
5.000% due 04/15/2041		400	475
5.500% due 03/15/2034		187	207
Ginnie Mae, TBA 5.000% due 01/01/2050		400	422
Uniform Mortgage-Backed Security
2.500% due 10/01/2049 - 12/01/2049		6,000	5,933
3.500% due 03/01/2048		1,258	1,304
4.000% due 05/01/2047 - 08/01/2049		3,634	3,798
Uniform Mortgage-Backed Security, TBA
2.500% due 01/01/2050		1,730	1,710
3.000% due 02/01/2050		14,100	14,283
3.500% due 01/01/2050		6,348	6,527
4.000% due 01/01/2050 - 02/01/2050		25,400	26,416
4.500% due 02/01/2050		2,700	2,844
Total U.S. Government Agencies (Cost $64,016)			64,237
U.S. TREASURY OBLIGATIONS 40.4%
U.S. Treasury Bonds
2.250% due 08/15/2049		800	775
3.000% due 08/15/2048		200	225
3.000% due 02/15/2049		2,000	2,254
4.375% due 05/15/2040		300	403
4.625% due 02/15/2040		300	415
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2022		3,411	3,409
0.125% due 04/15/2022		4,444	4,438
0.125% due 07/15/2022		448	450
0.375% due 01/15/2027		2,131	2,164
0.625% due 07/15/2021		4,567	4,619
0.625% due 02/15/2043		112	113
1.000% due 02/15/2046		434	478

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2019 (Unaudited)

1.000% due 02/15/2048		1,774	1,965
1.000% due 02/15/2049		484	539
1.375% due 02/15/2044		442	521
2.375% due 01/15/2027		2,297	2,652
U.S. Treasury Notes
1.375% due 09/30/2020		3,600	3,593
1.375% due 10/31/2020		1,900	1,896
1.500% due 10/31/2024		3,600	3,567
1.500% due 08/15/2026		800	784
1.625% due 02/15/2026		200	198
1.750% due 12/31/2020		5,800	5,806
2.000% due 11/30/2020 (m)(o)		1,050	1,053
2.000% due 11/15/2026		300	303
2.125% due 08/31/2020		3,000	3,009
2.250% due 08/15/2027		500	514
2.625% due 12/31/2025 (o)		1,300	1,362
2.625% due 02/15/2029 (k)		14,900	15,783
3.000% due 09/30/2025		3,300	3,522
3.000% due 10/31/2025		3,200	3,417
Total U.S. Treasury Obligations (Cost $68,294)			70,227
NON-AGENCY MORTGAGE-BACKED SECURITIES 7.1%
Banc of America Mortgage Trust
4.280% due 01/25/2035 ~		41	40
4.781% due 02/25/2034 ~		25	25
Bear Stearns Adjustable Rate Mortgage Trust 3.840% due 02/25/2036 ●		25	26
Bear Stearns ALT-A Trust
2.132% due 12/25/2046 ^●		35	31
3.886% due 11/25/2035 ^~		536	506
Chase Mortgage Finance Trust 6.000% due 11/25/2036 ^		146	109
ChaseFlex Trust 2.092% due 07/25/2037 ●		350	313
Citigroup Mortgage Loan Trust
4.169% due 09/25/2037 ^~		482	473
4.380% due 10/25/2035 ●		15	15
4.521% due 08/25/2035 ^~		58	52
Citigroup Mortgage Loan Trust, Inc. 4.609% due 08/25/2035 ~		16	17
CLNY Trust 2.869% due 11/15/2038 ●		1,000	991
Countrywide Alternative Loan Trust
1.912% due 12/25/2046 ●		330	322
1.962% due 11/25/2036 ●		297	292
1.995% due 05/20/2046 ^●		31	27
2.365% due 11/20/2035 ●		52	50
3.639% due 08/25/2035 ●		25	25
3.719% due 01/25/2036 ●		116	119
Countrywide Home Loan Mortgage Pass-Through Trust
2.252% due 05/25/2035 ●		137	127
2.452% due 02/25/2035 ●		28	27
3.878% due 08/25/2034 ~		32	31
4.293% due 10/20/2034 ~		143	135
Credit Suisse First Boston Mortgage Securities Corp. 5.000% due 07/25/2020		4	4
Credit Suisse Mortgage Capital Certificates 3.830% due 08/26/2058		475	479
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.750% due 03/25/2037 ^		114	94
Credit Suisse Mortgage Capital Trust 3.318% due 12/25/2059 ~		200	200
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 2.292% due 02/25/2035 ●		349	339
Downey Savings & Loan Association Mortgage Loan Trust 1.954% due 10/19/2036 ●		141	127
GSR Mortgage Loan Trust
4.133% due 11/25/2035 ~		26	27
4.655% due 11/25/2035 ~		35	35
5.500% due 01/25/2037		162	181
Hawksmoor Mortgages 1.761% due 05/25/2053 ●	GBP	767	1,018
JPMorgan Chase Commercial Mortgage Securities Trust 3.190% due 12/15/2031 ●		$400	400
JPMorgan Mortgage Trust 4.198% due 07/25/2035 ~		274	281
Luminent Mortgage Trust 2.032% due 04/25/2036 ●		270	234
Morgan Stanley Mortgage Loan Trust 3.985% due 06/25/2036 ~		15	16
Morgan Stanley Re-REMIC Trust
3.027% due 02/26/2037 ●		187	169
5.250% due 05/26/2037 ~		190	157
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		390	390

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2019 (Unaudited)

Residential Accredit Loans, Inc. Trust 6.000% due 08/25/2036 ^		134	128
Structured Adjustable Rate Mortgage Loan Trust 2.092% due 08/25/2036 ^●		318	253
Structured Asset Mortgage Investments Trust 2.022% due 02/25/2036 ^●		691	684
Thornburg Mortgage Securities Trust
3.252% due 06/25/2047 ^●		274	258
3.252% due 06/25/2047 ●		8	8
Towd Point Mortgage Funding
0.000% due 07/20/2045 ●	GBP	1,100	1,457
0.000% due 02/20/2054 ●		500	664
Towd Point Mortgage Funding PLC 1.820% due 10/20/2051 ●		444	592
WaMu Mortgage Pass-Through Certificates Trust
2.072% due 11/25/2045 ●		$41	40
2.627% due 08/25/2046 ●		264	258
3.835% due 06/25/2037 ^~		89	86
Total Non-Agency Mortgage-Backed Securities (Cost $11,267)			12,332
ASSET-BACKED SECURITIES 12.8%
CIFC Funding Ltd. 2.800% due 10/25/2027 ●		900	898
CIT Mortgage Loan Trust 3.142% due 10/25/2037 ●		156	158
Citigroup Mortgage Loan Trust 2.052% due 03/25/2036 ●		571	548
Countrywide Asset-Backed Certificates
2.232% due 04/25/2036 ●		300	301
2.312% due 01/25/2036 ●		1,596	1,603
Crown Point CLO Ltd. 3.136% due 10/20/2028 ●		700	699
ECMC Group Student Loan Trust 2.792% due 07/25/2069 ●		484	482
Ellington Loan Acquisition Trust 2.892% due 05/25/2037 ●		127	127
EMC Mortgage Loan Trust 2.692% due 05/25/2043 ●		28	28
Euro-Galaxy CLO BV
0.750% due 01/17/2031 ●	EUR	250	279
0.820% due 11/10/2030 ●		250	280
Evans Grove CLO Ltd. 2.834% due 05/28/2028 ●		$200	199
Exeter Automobile Receivables Trust 3.200% due 04/15/2022		301	301
Figueroa CLO Ltd. 2.901% due 01/15/2027 ●		310	310
GLS Auto Receivables Issuer Trust
2.580% due 07/17/2023		332	332
3.370% due 01/17/2023		262	263
GSAMP Trust
1.922% due 12/25/2046 ●		257	166
1.962% due 12/25/2036 ●		1,970	1,157
2.022% due 01/25/2037 ●		200	177
HSI Asset Securitization Corp. Trust 1.972% due 04/25/2037 ●		1,148	984
Jamestown CLO Ltd. 2.871% due 01/15/2028 ●		800	799
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		460	465
Long Beach Mortgage Loan Trust 2.012% due 02/25/2036 ●		311	305
Morgan Stanley ABS Capital, Inc. Trust 2.007% due 03/25/2037 ●		1,270	680
Morgan Stanley Dean Witter Capital, Inc. Trust 2.772% due 02/25/2033 ●		400	394
Morgan Stanley Mortgage Loan Trust 1.962% due 11/25/2036 ●		186	82
Palmer Square Loan Funding Ltd. 2.836% due 10/24/2027 ●		1,300	1,300
Santander Retail Auto Lease Trust 2.510% due 01/26/2032		1,900	1,893
Securitized Asset-Backed Receivables LLC Trust 2.032% due 07/25/2036 ●		58	33
SLM Student Loan Trust 0.000% due 06/17/2024 ●	EUR	36	40
Sound Point CLO Ltd. 3.084% due 01/23/2029 ●		$300	300
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036		507	509
Symphony CLO Ltd.
2.881% due 04/15/2028 ●		1,000	998
2.951% due 07/14/2026 ●		500	500
Telos CLO Ltd. 2.952% due 04/17/2028 ●		400	399

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2019 (Unaudited)

THL Credit Wind River CLO Ltd. 2.856% due 10/15/2027 ●		844	844
TICP CLO Ltd. 2.806% due 04/20/2028 ●		400	399
Toro European CLO 3 DAC 0.650% due 04/15/2030 ●	EUR	400	449
Towd Point Mortgage Trust
2.792% due 10/25/2059 ●		$381	382
3.000% due 11/25/2059 ~		195	196
3.533% due 10/25/2057 ~		400	392
Venture CLO Ltd. 3.103% due 10/22/2031 ●		1,500	1,501
Total Asset-Backed Securities (Cost $21,685)			22,152
SOVEREIGN ISSUES 2.6%
Argentina Government International Bond
3.750% due 12/31/2038 þ		800	393
5.875% due 01/11/2028		400	189
42.836% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	290	3
56.589% (ARLLMONP) due 06/21/2020 ~(a)		7,683	70
Autonomous City of Buenos Aires Argentina 51.313% (BADLARPP + 5.000%) due 01/23/2022 ~(a)		60	1
Brazil Government International Bond 4.750% due 01/14/2050		$230	227
Japan Government International Bond 0.100% due 03/10/2028 (f)	JPY	384,469	3,641
Provincia de Buenos Aires 52.270% (BADLARPP + 3.750%) due 04/12/2025 ~(a)	ARS	440	3
Total Sovereign Issues (Cost $4,936)			4,527
		SHARES
COMMON STOCKS 0.1%
ENERGY 0.1%
Dommo Energia S.A. (c)(i)		31,653	23
Dommo Energia S.A. «		80,182	48
Dommo Energia S.A. SP - ADR «(c)		253	2
			73
UTILITIES 0.0%
Eneva S.A. (c)(i)		3,604	39
Total Common Stocks (Cost $41)			112
PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 ●(g)(h)		400,000	493
Banco Santander S.A. 5.250% due 09/29/2023 ●(g)(h)		200,000	239
JPMorgan Chase & Co. 5.406% (US0003M + 3.470%) due 01/30/2020 ~(g)		68,000	69
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (g)		30,000	43
Total Preferred Securities (Cost $796)			844
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.9%
CERTIFICATES OF DEPOSIT 0.2%
Lloyds Bank Corporate Markets PLC 2.512% (US0003M + 0.500%) due 10/26/2020 ~		$300	300
REPURCHASE AGREEMENTS (j) 0.3%			594
ARGENTINA TREASURY BILLS 0.0%
41.333% due 04/03/2020 «~	ARS	460	6

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2019 (Unaudited)

192.571% due 02/26/2020 - 05/13/2020 (d)(e)		500	6
			12
JAPAN TREASURY BILLS 3.3%
(0.139)% due 01/14/2020 - 02/17/2020 (d)(e)	JPY	623,000	5,735
MEXICO TREASURY BILLS 0.1%
7.263% due 01/02/2020 - 02/06/2020 (d)(e)	MXN	2,000	106
Total Short-Term Instruments (Cost $6,745)			6,747
Total Investments in Securities (Cost $206,343)			210,724
		SHARES
INVESTMENTS IN AFFILIATES 12.1%
SHORT-TERM INSTRUMENTS 12.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.1%
PIMCO Short Asset Portfolio		1,444,493	14,381
PIMCO Short-Term Floating NAV Portfolio III		669,569	6,624
Total Short-Term Instruments (Cost $21,081)			21,005
Total Investments in Affiliates (Cost $21,081)			21,005
Total Investments 133.5% (Cost $227,424)			$231,729
Financial Derivative Instruments (l)(n) 5.5%(Cost or Premiums, net $(165))			9,566
Other Assets and Liabilities, net (39.0)%			(67,665)
Net Assets 100.0%			$173,630

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Payment in-kind security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Dommo Energia S.A.	12/21/2017 - 12/26/2017	$8	$23	0.02%
Eneva S.A.	12/21/2017 - 12/03/2019	17	39	0.02
		$25	$62	0.04%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$594	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(609)	$594	$594
Total Repurchase Agreements						$(609)	$594	$594

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
SGY	1.940%	12/12/2019	01/13/2020	$(216)	$(216)
Total Reverse Repurchase Agreements					$(216)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
GSC	2.250%	12/13/2019	01/13/2020	$(2,572)	$(2,575)
Total Sale-Buyback Transactions					$(2,575)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)
U.S. Government Agencies (3.3)%
Uniform Mortgage-Backed Security, TBA	2.500%	01/01/2050	$5,330	$(5,255)	$(5,267)

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2019 (Unaudited)

Uniform Mortgage-Backed Security, TBA	5.000	01/01/2050		400	(427)	(428)
Total U.S. Government Agencies					(5,682)	(5,695)
Sovereign Issues (0.8)%
Canada Government Bond	2.750	12/01/2048	CAD	1,500	(1,396)	(1,418)
Total Short Sales (4.1)%					$(7,078)	$(7,113)

(k)	Securities with an aggregate market value of $2,754 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(2,148) at a weighted average interest rate of 2.101%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Payable for sale-buyback transactions includes $(2) of deferred price drop.
(4)	Payable for short sales includes $(5) of accrued interest.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	$111.000	02/21/2020	51	$51	$1	$0
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	111.250	02/21/2020	21	21	0	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	144.500	02/21/2020	1	1	0	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	145.000	02/21/2020	15	15	0	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	145.500	02/21/2020	97	97	1	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	146.000	02/21/2020	18	18	0	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	146.500	02/21/2020	4	4	0	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	147.000	02/21/2020	33	33	0	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	150.000	02/21/2020	1	1	0	0
Total Purchased Options					$2	$0

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	$125.500	02/21/2020	100	$100	$(25)	$(8)
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	126.000	02/21/2020	62	62	(16)	(6)
Total Written Options					$(41)	$(14)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2020	43	$8,223	$(70)	$0	$(54)
U.S. Treasury 5-Year Note March Futures	03/2020	69	8,184	(41)	0	(2)
				$(111)	$0	$(56)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Put Options Strike @ EUR 169.500 on Euro-Schatz Bond February 2020 Futures (1)	01/2020	21	$(10)	$0	$0	$0
U.S. Treasury 2-Year Note March Futures	03/2020	190	(40,945)	59	0	(9)
U.S. Treasury 10-Year Note March Futures	03/2020	169	(21,703)	187	19	0
U.S. Treasury 30-Year Bond March Futures	03/2020	38	(5,924)	115	13	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2020	33	(5,995)	169	38	0
United Kingdom Long Gilt March Futures	03/2020	40	(6,961)	(12)	67	(30)
				$518	$137	$(39)
Total Futures Contracts				$407	$137	$(95)

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2019 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Exelon Generation Co. LLC	1.000%	Quarterly	12/20/2024	0.911%		$100	$0	$1	$1	$0	$0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	0.892	EUR	400	3	(1)	2	0	0
							$3	$0	$3	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-32 5-Year Index	(1.000)%	Quarterly	06/20/2024	$9,400	$(197)	$(51)	$(248)	$1	$0
CDX.IG-33 5-Year Index	(1.000)	Quarterly	12/20/2024	600	(14)	(2)	(16)	0	0
					$(211)	$(53)	$(264)	$1	$0

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.700%	Semi-Annual	12/18/2024	CAD	16,400	$(79)	$(134)	$(213)	$0	$(34)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		1,300	1	105	106	0	(24)
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049		200	1	(3)	(2)	0	(4)
Pay(7)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		$5,700	(7)	93	86	0	(2)
Receive	3-Month USD-LIBOR	2.569	Semi-Annual	10/23/2024		4,300	0	(172)	(172)	4	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		12,300	24	114	138	13	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		3,200	(164)	46	(118)	3	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		15,400	(65)	(891)	(956)	18	0
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		3,400	0	(212)	(212)	4	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		4,000	234	(286)	(52)	5	0
Receive(7)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		4,000	(4)	(85)	(89)	5	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/18/2026		28,600	343	(451)	(108)	0	(57)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		100	(2)	(3)	(5)	0	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		9,600	431	(738)	(307)	27	0
Receive(7)	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		1,500	(4)	44	40	5	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		1,300	105	(216)	(111)	14	0
Receive(7)	3-Month USD-LIBOR	2.250	Semi-Annual	01/13/2050		500	(1)	(15)	(16)	6	0
Receive(7)	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050		100	(2)	13	11	1	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	370,000	(128)	43	(85)	0	(3)
Receive	CPTFEMU	1.710	Maturity	03/15/2033	EUR	150	0	(13)	(13)	1	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		150	0	31	31	0	(2)
Receive	CPURNSA	1.667	Maturity	06/19/2024		$3,200	0	30	30	5	0
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	1,500	0	42	42	2	0
Pay	UKRPI	3.593	Maturity	11/15/2028		300	0	14	14	0	0
Pay	UKRPI	3.595	Maturity	11/15/2028		1,300	17	44	61	2	0
Pay	UKRPI	3.603	Maturity	11/15/2028		200	0	10	10	0	0
							$700	$(2,590)	$(1,890)	$115	$(126)
Total Swap Agreements							$492	$(2,643)	$(2,151)	$116	$(126)

(m)	Securities with an aggregate market value of $156 and cash of $1,909 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	Future styled option.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2019 (Unaudited)

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2020	MXN	300		$15	$0	$0
	01/2020		$1,298	AUD	1,912	44	0
	02/2020	ZAR	28,038		$1,958	0	(35)
BPS	01/2020	EUR	305		340	0	(2)
	01/2020	GBP	1,641		2,128	0	(46)
	01/2020	JPY	62,000		572	1	0
	01/2020		$1,230	EUR	1,101	5	0
BSH	01/2020	MXN	700		$36	0	(1)
CBK	01/2020	JPY	99,200		914	1	0
	01/2020		$700	MXN	13,712	23	0
	02/2020	JPY	84,000		$776	1	0
	02/2020		$141	COP	487,217	7	0
	03/2020	KRW	1,097,100		$935	0	(16)
DUB	03/2020	TWD	59,439		1,968	0	(31)
GLM	01/2020	BRL	6		1	0	0
	01/2020	GBP	62		81	0	(1)
	01/2020	MXN	700		36	0	(1)
	01/2020		$1	BRL	6	0	0
	02/2020	COP	2,685,168		$807	0	(9)
	02/2020	MXN	300		15	0	0
	03/2020		$802	IDR	11,455,230	21	0
	03/2020		413	KRW	488,806	11	0
HUS	01/2020	AUD	195		$134	0	(3)
	01/2020	RUB	5,777		90	0	(3)
	01/2020		$1,450	CAD	1,902	14	0
	01/2020		757	COP	2,633,637	44	0
	01/2020		771	RUB	50,961	49	0
	03/2020		1,833	INR	133,503	27	0
	03/2020		409	KRW	485,156	12	0
	01/2021	BRL	330		$51	0	(30)
IND	03/2020		$203	TWD	6,146	4	0
JPM	01/2020	EUR	816		$907	0	(9)
MYI	01/2020		6,314		6,981	0	(104)
	01/2020	JPY	84,000		775	1	0
	02/2020		393,000		3,635	10	0
	03/2020	INR	13,751		191	0	(1)
	03/2020		$86	RUB	5,577	3	0
RYL	01/2020	MXN	13,712		$710	0	(13)
	02/2020	COP	316,267		91	0	(5)
	02/2020		$141	ZAR	2,082	7	0
	05/2020		699	MXN	13,712	13	0
SCX	03/2020	INR	59,136		$822	0	(2)
SOG	03/2020		$95	KRW	112,825	3	0
SSB	01/2020	BRL	5,068		$1,249	0	(11)
	01/2020	JPY	31,400		290	1	0
	01/2020		$1,270	BRL	5,362	63	0
	02/2020	MXN	5,374		$276	0	(7)
	02/2020		$1,247	BRL	5,068	11	0
TOR	02/2020	COP	113,042		$34	0	0
UAG	01/2020	BRL	299		71	0	(3)
	01/2020	CAD	5,229		3,947	0	(80)
	01/2020		$74	BRL	299	0	0
	02/2020		293	MXN	5,628	3	0
	03/2020	CNH	23		$3	0	0
Total Forward Foreign Currency Contracts						$379	$(413)

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2019 (Unaudited)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
MYI	Call - OTC GBP versus USD	$1.320	01/02/2020	1,428	$18	$10

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	56,000	$138	$69
DUB	Put - OTC 6-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.040	02/21/2020	7,800	16	8
MYC	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.036	07/19/2021	26,600	98	75
	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.023	08/02/2021	58,300	229	163
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	03/11/2021	16,500	132	332
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	17,100	100	230
	Put - OTC 6-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.101	02/21/2020	5,700	9	3
	Put - OTC 6-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.109	02/21/2020	6,700	17	4
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	2,300	92	0
							$831	$884
Total Purchased Options							$849	$894

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425%	03/18/2020	300	$0	$0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	100	0	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	300	(1)	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	100	0	0
BPS	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	300	(1)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	02/19/2020	200	0	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	200	0	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	200	0	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	200	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	200	0	0
BRC	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	700	(1)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	700	(1)	0
CBK	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	300	(1)	0
	Put - OTC CDX.IG-33 5-Year Index	Sell	1.000	01/15/2020	600	(1)	0
DBL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	02/19/2020	300	0	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	02/19/2020	300	0	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	100	0	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	100	0	0
FBF	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	200	0	0
GST	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	200	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	200	0	0
JLN	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	100	0	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	100	0	0
JPM	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	100	0	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	100	0	0
MEI	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	100	0	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	100	0	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	100	0	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	100	0	0
						$(6)	$(3)

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Put - OTC USD versus MXN	MXN	18.887	01/06/2020	434	$(2)	$(1)
	Call - OTC USD versus MXN		19.841	01/06/2020	434	(3)	0
	Put - OTC USD versus RUB	RUB	62.815	01/09/2020	434	(2)	(5)
	Call - OTC USD versus RUB		65.910	01/09/2020	434	(2)	0

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2019 (Unaudited)

MYI	Call - OTC GBP versus USD	$1.335	01/02/2020	2,857	(20)	(2)
					$(29)	$(8)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	3,600	$(43)	$(31)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164	11/01/2021	7,500	(95)	(57)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323	03/11/2021	8,700	(132)	(382)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	9,000	(100)	(278)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.453	07/19/2021	8,500	(95)	(101)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.494	08/02/2021	18,700	(230)	(243)
							$(695)	$(1,092)
Total Written Options							$(730)	$(1,103)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	UniCredit SpA	(1.000)%	Quarterly	12/20/2023	1.518%	EUR	100	$19	$(17)	$2	$0
CBK	UniCredit SpA	(1.000)	Quarterly	12/20/2023	1.518		50	9	(8)	1	0
HUS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	1.518		100	19	(17)	2	0
JPM	HSBC Holdings PLC	(1.000)	Quarterly	12/20/2024	0.912		100	(1)	0	0	(1)
								$46	$(42)	$5	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

								Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$3,735	$(782)	$605	$0	$(177)

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	3,800	$(1)	$8	$7	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	ERAUSST Index	7,776	2.777% (1-Month USD-LIBOR plus a specified spread)	Maturity	02/20/2020	$26,337	$0	$2,202	$2,202	$0
GST	Receive	ERAUSST Index	7,485	1.768% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/16/2020	25,592	0	2,225	2,225	0
JPM	Receive	ERAUSST Index	5,438	1.935% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/23/2020	20,120	0	221	221	0
	Receive	ERAUSST Index	17,963	1.915% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/07/2020	66,460	0	731	731	0

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2019 (Unaudited)

SOG	Receive	ERAUSST Index	7,776	1.684% (1-Month USD-LIBOR less a specified spread)	Maturity	02/06/2020	23,995	0	4,578	4,578	0
								$0	$9,957	$9,957	$0
Total Swap Agreements								$(737)	$10,528	$9,969	$(178)

(o)	Securities with an aggregate market value of $539 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$471	$0	$471
Corporate Bonds & Notes
Banking & Finance	0	20,334	0	20,334
Industrials	0	6,648	0	6,648
Utilities	0	2,016	0	2,016
Municipal Bonds & Notes
Illinois	0	77	0	77
U.S. Government Agencies	0	64,237	0	64,237
U.S. Treasury Obligations	0	70,227	0	70,227
Non-Agency Mortgage-Backed Securities	0	12,332	0	12,332
Asset-Backed Securities	0	22,152	0	22,152
Sovereign Issues	0	4,527	0	4,527
Common Stocks
Energy	23	0	50	73
Utilities	39	0	0	39
Preferred Securities
Banking & Finance	0	844	0	844
Short-Term Instruments
Certificates of Deposit	0	300	0	300
Repurchase Agreements	0	594	0	594
Argentina Treasury Bills	0	6	6	12
Japan Treasury Bills	0	5,735	0	5,735
Mexico Treasury Bills	0	106	0	106
	$62	$210,606	$56	$210,724
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$21,005	$0	$0	$21,005
Total Investments	$21,067	$210,606	$56	$231,729
Short Sales, at Value - Liabilities
Sovereign Issues	0	(1,418)	0	(1,418)
U.S. Government Agencies	0	(5,695)	0	(5,695)
	$0	$(7,113)	$0	$(7,113)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	137	116	0	253
Over the counter	0	11,242	0	11,242
	$137	$11,358	$0	$11,495
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(95)	(140)	0	(235)

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2019 (Unaudited)

Over the counter	0	(1,694)	0	(1,694)
	$(95)	$(1,834)	$0	$(1,929)
Total Financial Derivative Instruments	$42	$9,524	$0	$9,566
Totals	$21,109	$213,017	$56	$234,182

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 119.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Charter Communications Operating LLC 3.550% (LIBOR03M + 1.750%) due 02/01/2027 ~		$2,792	$2,813
Total Loan Participations and Assignments (Cost $2,789)			2,813
CORPORATE BONDS & NOTES 15.0%
BANKING & FINANCE 9.2%
AerCap Ireland Capital DAC
3.300% due 01/23/2023		400	410
4.125% due 07/03/2023		3,400	3,592
4.450% due 12/16/2021		450	469
4.500% due 05/15/2021		350	361
Ally Financial, Inc. 7.500% due 09/15/2020		400	415
American Tower Corp. 3.800% due 08/15/2029		2,800	2,995
Argentum Netherlands BV for Swiss Re Ltd. 5.750% due 08/15/2050 ●		1,200	1,325
ASR Nederland NV 5.125% due 09/29/2045 ●	EUR	300	405
Aviation Capital Group LLC
2.875% due 01/20/2022		$800	806
4.375% due 01/30/2024		200	211
7.125% due 10/15/2020		800	830
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		200	216
AXA Equitable Holdings, Inc. 4.350% due 04/20/2028		1,000	1,086
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 ●(g)(h)	EUR	1,000	1,227
Bank of America Corp. 3.974% due 02/07/2030 ●		$2,400	2,639
Bank of Ireland 7.375% due 06/18/2020 ●(g)(h)	EUR	400	464
Barclays Bank PLC 10.179% due 06/12/2021		$3,300	3,668
Barclays PLC
3.200% due 08/10/2021		5,200	5,275
3.284% (US0003M + 1.380%) due 05/16/2024 ~		2,200	2,226
4.610% due 02/15/2023 ●		2,900	3,029
7.125% due 06/15/2025 ●(g)(h)	GBP	1,700	2,550
8.000% due 12/15/2020 ●(g)(h)	EUR	2,300	2,757
8.000% due 06/15/2024 ●(g)(h)		$1,300	1,455
CIT Group, Inc.
4.125% due 03/09/2021		1,000	1,021
5.000% due 08/15/2022		100	106
Citigroup, Inc.
2.930% (US0003M + 1.023%) due 06/01/2024 ~		3,100	3,138
4.044% due 06/01/2024 ●		3,900	4,126
Cooperatieve Rabobank UA
2.500% due 01/19/2021		1,500	1,509
5.500% due 06/29/2020 ●(g)(h)	EUR	700	805
6.625% due 06/29/2021 ●(g)(h)		2,600	3,172
Country Garden Holdings Co. Ltd. 7.125% due 01/27/2022		$300	319
Credit Suisse Group AG
6.375% due 08/21/2026 ●(g)(h)		1,300	1,405
7.500% due 07/17/2023 ●(g)(h)		1,400	1,533
Credit Suisse Group Funding Guernsey Ltd. 3.750% due 03/26/2025		1,000	1,058
Danske Bank A/S 2.947% (US0003M + 1.060%) due 09/12/2023 ~		1,100	1,098
Deutsche Bank AG
0.105% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	1,800	2,015
3.094% (US0003M + 1.190%) due 11/16/2022 ~		$1,600	1,587
3.149% (US0003M + 1.230%) due 02/27/2023 ~		4,200	4,119
3.961% due 11/26/2025 ●		200	204
4.250% due 10/14/2021		3,700	3,805
Discover Bank 4.650% due 09/13/2028		2,300	2,592

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		411	420
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	900	1,093
Ford Motor Credit Co. LLC
2.853% (US0003M + 0.810%) due 04/05/2021 ~		$1,300	1,294
2.865% (US0003M + 0.930%) due 09/24/2020 ~		2,800	2,804
2.982% (US0003M + 1.080%) due 08/03/2022 ~		300	295
3.012% (US0003M + 1.000%) due 01/09/2020 ~		1,600	1,600
3.145% (US0003M + 1.235%) due 02/15/2023 ~		500	492
3.157% due 08/04/2020		1,700	1,707
3.231% (US0003M + 1.270%) due 03/28/2022 ~		1,700	1,688
4.593% (US0003M + 2.550%) due 01/07/2021 ~		1,300	1,319
General Motors Financial Co., Inc.
3.033% (US0003M + 0.990%) due 01/05/2023 ~		100	100
3.271% (US0003M + 1.310%) due 06/30/2022 ~		400	402
Goldman Sachs Group, Inc.
3.080% (US0003M + 1.170%) due 11/15/2021 ~		3,100	3,125
4.223% due 05/01/2029 ●		2,400	2,645
HSBC Holdings PLC
2.504% (US0003M + 0.600%) due 05/18/2021 ~		1,200	1,201
2.904% (US0003M + 1.000%) due 05/18/2024 ~		400	404
3.400% due 03/08/2021		1,800	1,829
3.543% (US0003M + 1.500%) due 01/05/2022 ~		2,000	2,040
4.292% due 09/12/2026 ●		400	433
International Lease Finance Corp.
4.625% due 04/15/2021		200	206
5.875% due 08/15/2022		200	218
JPMorgan Chase & Co.
2.509% (US0003M + 0.610%) due 06/18/2022 ~		2,700	2,711
2.824% (US0003M + 0.890%) due 07/23/2024 ~		2,600	2,622
3.125% due 01/23/2025		600	626
3.797% due 07/23/2024 ●		1,100	1,159
3.900% due 07/15/2025		500	540
Lloyds Banking Group PLC
2.728% (US0003M + 0.800%) due 06/21/2021 ~		1,800	1,810
2.858% due 03/17/2023 ●		2,300	2,329
4.050% due 08/16/2023		700	742
4.550% due 08/16/2028		600	672
6.375% due 06/27/2020 ●(g)(h)	EUR	200	230
7.500% due 09/27/2025 ●(g)(h)		$1,300	1,459
7.625% due 06/27/2023 ●(g)(h)	GBP	925	1,377
Mitsubishi UFJ Financial Group, Inc. 2.623% due 07/18/2022		$2,300	2,331
Mizuho Financial Group, Inc. 3.477% due 04/12/2026		2,500	2,621
Morgan Stanley
5.500% due 01/26/2020		500	501
5.500% due 07/24/2020		200	204
Nationwide Building Society 4.363% due 08/01/2024 ●		1,500	1,591
Navient Corp.
6.500% due 06/15/2022		200	217
8.000% due 03/25/2020		566	573
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021		100	99
2.550% due 03/08/2021		600	602
2.600% due 09/28/2022		100	100
2.650% due 07/13/2022		100	100
NTT Finance Corp. 1.900% due 07/21/2021		500	499
Royal Bank of Scotland Group PLC
3.497% (US0003M + 1.550%) due 06/25/2024 ~		1,600	1,625
4.519% due 06/25/2024 ●		1,000	1,062
4.892% due 05/18/2029 ●		2,700	3,053
7.500% due 08/10/2020 ●(g)(h)		1,700	1,740
8.000% due 08/10/2025 ●(g)(h)		1,300	1,499
8.625% due 08/15/2021 ●(g)(h)		1,300	1,408
Santander UK Group Holdings PLC
4.796% due 11/15/2024 ●		2,200	2,375
6.750% due 06/24/2024 ●(g)(h)	GBP	900	1,316
Santander UK PLC
2.875% due 06/18/2024		$2,000	2,045
3.400% due 06/01/2021		400	408
Springleaf Finance Corp. 7.750% due 10/01/2021		700	762
Standard Chartered PLC 3.091% (US0003M + 1.200%) due 09/10/2022 ~		3,100	3,126
Sumitomo Mitsui Financial Group, Inc. 3.040% due 07/16/2029		2,500	2,551
Sunac China Holdings Ltd. 8.350% due 04/19/2023		1,200	1,279
UBS AG
4.750% due 02/12/2026 ●(h)	EUR	3,600	4,245
5.125% due 05/15/2024 (h)		$3,900	4,212

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

UBS Group AG
2.860% (US0003M + 0.950%) due 08/15/2023 ~		1,400	1,410
2.950% due 09/24/2020		800	806
UniCredit SpA
6.572% due 01/14/2022		2,700	2,900
7.830% due 12/04/2023		3,500	4,084
Wells Fargo & Co. 3.000% due 02/19/2025		900	929
WPC Eurobond BV 2.250% due 04/09/2026	EUR	2,900	3,495
			169,383
INDUSTRIALS 4.6%
AbbVie, Inc.
2.900% due 11/06/2022		$2,000	2,041
3.750% due 11/14/2023		200	210
Allergan Sales LLC 4.875% due 02/15/2021		558	574
Amgen, Inc. 3.875% due 11/15/2021		400	413
Apple, Inc. 2.200% due 09/11/2029		2,600	2,551
Bacardi Ltd.
2.750% due 07/15/2026		100	98
4.700% due 05/15/2028		300	327
BAT Capital Corp. 3.222% due 08/15/2024		100	102
BAT International Finance PLC 3.950% due 06/15/2025		200	212
Bristol-Myers Squibb Co. 3.400% due 07/26/2029		2,400	2,567
Campbell Soup Co. 2.524% (US0003M + 0.630%) due 03/15/2021 ~		200	200
Caterpillar, Inc. 2.600% due 09/19/2029		2,600	2,625
Charter Communications Operating LLC
3.559% (US0003M + 1.650%) due 02/01/2024 ~		3,500	3,603
4.464% due 07/23/2022		5,600	5,886
4.908% due 07/23/2025		1,700	1,873
Comcast Corp.
3.950% due 10/15/2025		736	803
4.150% due 10/15/2028		2,300	2,589
Conagra Brands, Inc. 2.703% (US0003M + 0.750%) due 10/22/2020 ~		900	900
Daimler Finance North America LLC 2.810% (US0003M + 0.900%) due 02/15/2022 ~		2,050	2,066
Dell International LLC 4.420% due 06/15/2021		3,100	3,190
Deutsche Telekom International Finance BV 2.820% due 01/19/2022		3,100	3,146
Enbridge, Inc. 2.594% (US0003M + 0.700%) due 06/15/2020 ~		1,100	1,102
Energy Transfer Operating LP 4.250% due 03/15/2023		400	418
Fairstone Financial, Inc. 7.875% due 07/15/2024		700	755
General Motors Co. 2.694% (US0003M + 0.800%) due 08/07/2020 ~		300	300
Home Depot, Inc. 2.950% due 06/15/2029		2,500	2,601
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	2,200	2,592
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		$3,900	4,204
Imperial Brands Finance PLC
2.950% due 07/21/2020		700	702
3.125% due 07/26/2024		4,300	4,346
3.500% due 07/26/2026		200	201
INEOS Finance PLC 2.125% due 11/15/2025	EUR	2,700	3,055
JT International Financial Services BV 1.125% due 09/28/2025		200	233
Kraft Heinz Foods Co.
2.471% (US0003M + 0.570%) due 02/10/2021 ~		$2,400	2,404
2.800% due 07/02/2020		147	147
McDonald’s Corp. 2.366% (US0003M + 0.430%) due 10/28/2021 ~		800	803
Micron Technology, Inc. 5.327% due 02/06/2029		1,600	1,836
Occidental Petroleum Corp. 3.360% (US0003M + 1.450%) due 08/15/2022 ~		2,800	2,815
Oracle Corp. 3.250% due 11/15/2027		2,400	2,544
Pfizer, Inc. 3.450% due 03/15/2029		2,400	2,585

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

QUALCOMM, Inc. 3.250% due 05/20/2027	2,500	2,631
Sabine Pass Liquefaction LLC 5.625% due 02/01/2021	1,200	1,234
Sands China Ltd. 5.125% due 08/08/2025	2,600	2,861
Sasol Financing USA LLC 5.875% due 03/27/2024	400	433
Sprint Spectrum Co. LLC 3.360% due 03/20/2023	175	177
United Technologies Corp. 2.554% (US0003M + 0.650%) due 08/16/2021 ~	300	300
UnitedHealth Group, Inc. 2.875% due 08/15/2029	2,500	2,573
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	3,400	3,402
3.375% due 11/30/2021	400	408
		83,638
UTILITIES 1.2%
American Water Capital Corp. 3.450% due 06/01/2029	2,400	2,537
AT&T, Inc.
2.657% (US0003M + 0.750%) due 06/01/2021 ~	4,700	4,729
2.951% (US0003M + 0.950%) due 07/15/2021 ~	1,800	1,818
3.067% (US0003M + 1.180%) due 06/12/2024 ~	4,000	4,072
Edison International 5.750% due 06/15/2027	900	1,011
NextEra Energy Capital Holdings, Inc. 3.342% due 09/01/2020	50	51
Petrobras Global Finance BV 5.093% due 01/15/2030	288	309
Rio Oil Finance Trust 9.250% due 07/06/2024	173	194
Southern California Edison Co. 3.650% due 03/01/2028	1,900	2,037
Sprint Communications, Inc.
6.000% due 11/15/2022	200	210
7.000% due 03/01/2020	1,200	1,208
Sprint Corp. 7.250% due 09/15/2021	900	953
Verizon Communications, Inc. 4.016% due 12/03/2029	2,300	2,571
		21,700
Total Corporate Bonds & Notes (Cost $266,766)		274,721
MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	370	443
7.750% due 01/01/2042	150	170
Total Municipal Bonds & Notes (Cost $515)		613
U.S. GOVERNMENT AGENCIES 39.9%
Fannie Mae
4.058% due 03/25/2041 ●(a)	4,644	785
4.908% due 03/25/2036 ●(a)	2,320	366
4.958% due 05/25/2036 ●(a)	152	3
19.392% due 12/25/2036 ●	146	211
Freddie Mac
4.000% due 01/01/2048 - 03/01/2049	11,494	12,029
4.730% due 07/15/2036 ●(a)	2,418	422
4.960% due 04/15/2036 ●(a)	646	79
Ginnie Mae
3.237% due 04/20/2068 ●	2,892	2,904
3.500% due 11/20/2044 ●	2,233	2,276
Ginnie Mae, TBA 5.000% due 01/01/2050	5,400	5,692
Uniform Mortgage-Backed Security
2.500% due 09/01/2049 - 01/01/2050	57,099	56,456
3.500% due 06/01/2045 - 08/01/2049	84,125	87,148
4.000% due 10/01/2047 - 03/01/2049	23,853	25,117
Uniform Mortgage-Backed Security, TBA
2.500% due 01/01/2050	15,924	15,737
3.000% due 02/01/2050	131,700	133,408
3.500% due 01/01/2050 - 02/01/2050	46,700	48,009
4.000% due 01/01/2050 - 02/01/2050	300,800	312,830

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

4.500% due 02/01/2050	26,700	28,126
Total U.S. Government Agencies (Cost $726,698)		731,598
U.S. TREASURY OBLIGATIONS 41.6%
U.S. Treasury Bonds
3.000% due 08/15/2048	400	450
3.000% due 02/15/2049	20,800	23,445
4.375% due 05/15/2040	10,000	13,418
4.625% due 02/15/2040	1,300	1,796
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2022	39,796	39,777
0.125% due 04/15/2022	61,692	61,606
0.125% due 07/15/2022	3,917	3,934
0.625% due 07/15/2021	40,534	40,991
0.625% due 01/15/2026	2,329	2,400
0.625% due 02/15/2043	784	793
1.000% due 02/15/2046	4,562	5,021
1.000% due 02/15/2048	17,741	19,649
1.000% due 02/15/2049	24,187	26,902
1.375% due 02/15/2044	4,417	5,213
U.S. Treasury Notes
1.375% due 09/30/2020 (l)(n)	42,400	42,316
1.375% due 10/31/2020 (l)	57,800	57,669
1.500% due 10/31/2024	27,600	27,348
1.625% due 02/15/2026 (n)	3,400	3,367
1.750% due 05/15/2023 (l)(n)	2,330	2,338
2.000% due 07/31/2022 (l)	87,500	88,379
2.125% due 08/31/2020 (l)(n)	22,900	22,971
2.125% due 08/15/2021 (n)	300	302
2.250% due 12/31/2023 (l)(n)	2,700	2,760
2.375% due 05/15/2029 (j)	4,800	4,986
2.625% due 12/31/2025 (n)	12,300	12,889
2.625% due 02/15/2029 (j)	162,400	172,021
2.875% due 05/15/2028 (n)	13,300	14,309
3.000% due 09/30/2025	30,800	32,873
3.000% due 10/31/2025 (n)	30,800	32,891
Total U.S. Treasury Obligations (Cost $741,300)		762,814
NON-AGENCY MORTGAGE-BACKED SECURITIES 6.6%
Adjustable Rate Mortgage Trust
4.194% due 01/25/2036 ^~	2,878	2,593
6.049% due 09/25/2035 ^~	37	36
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ	742	721
Banc of America Funding Trust
1.975% due 04/20/2047 ^●	107	98
4.752% due 09/20/2034 ~	46	48
BCAP LLC Trust 5.250% due 04/26/2037	94	78
Bear Stearns Adjustable Rate Mortgage Trust
3.851% due 01/25/2035 ~	9	9
4.095% due 01/25/2033 ~	981	1,021
4.222% due 04/25/2033 ~	54	54
4.253% due 02/25/2034 ~	12	12
4.344% due 07/25/2034 ~	137	135
4.544% due 02/25/2033 ~	7	7
4.774% due 08/25/2033 ~	87	89
Bear Stearns ALT-A Trust
2.292% due 01/25/2036 ^●	183	211
4.413% due 05/25/2035 ~	66	66
4.544% due 10/25/2033 ~	5	5
Citigroup Mortgage Loan Trust, Inc. 4.200% due 09/25/2035 ●	4	4
Countrywide Alternative Loan Trust
1.962% due 11/25/2036 ●	107	106
1.972% due 05/25/2047 ●	345	330
2.112% due 11/25/2035 ●	5,421	4,999
2.192% due 08/25/2037 ●	299	229
3.239% due 12/25/2035 ●	186	181
5.500% due 11/25/2035	105	84
6.250% due 08/25/2036	2,913	2,479
Countrywide Home Loan Mortgage Pass-Through Trust
2.452% due 02/25/2035 ●	47	45
3.794% due 09/25/2047 ^~	3	3
3.878% due 08/25/2034 ~	57	56
Credit Suisse First Boston Mortgage Securities Corp. 2.668% due 03/25/2032 ~	9	9
Credit Suisse Mortgage Capital Certificates 3.830% due 08/26/2058	3,183	3,209
Credit Suisse Mortgage Capital Certificates Trust 3.322% due 10/25/2058 ~	2,939	2,949
Credit Suisse Mortgage Capital Trust 3.318% due 12/25/2059 ~	1,200	1,201

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 2.542% due 10/25/2047 ●		4,688	4,504
Eurohome UK Mortgages PLC 0.948% due 06/15/2044 ●	GBP	462	595
GSR Mortgage Loan Trust
4.133% due 11/25/2035 ~		$7	8
6.000% due 03/25/2032		2	2
HarborView Mortgage Loan Trust
1.969% due 12/19/2036 ●		1,130	1,008
1.984% due 07/19/2047 ●		5,728	5,543
Hawksmoor Mortgages 1.761% due 05/25/2053 ●	GBP	8,050	10,690
IndyMac Mortgage Loan Trust
2.272% due 07/25/2035 ●		$2	2
2.432% due 07/25/2045 ●		92	87
JPMorgan Mortgage Trust 4.324% due 04/25/2037 ~		133	125
Lehman XS Trust 2.042% due 08/25/2037 ●		2,245	2,236
MASTR Adjustable Rate Mortgages Trust
2.002% due 04/25/2046 ●		7	6
4.080% due 10/25/2033 ~		1,136	978
Merrill Lynch Alternative Note Asset Trust 1.992% due 03/25/2037 ●		8,094	3,315
Merrill Lynch Mortgage Investors Trust
2.042% due 11/25/2035 ●		431	414
4.138% due 05/25/2033 ~		128	131
Merrill Lynch Mortgage-Backed Securities Trust 4.248% due 04/25/2037 ^~		14	14
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		4,288	4,291
PHH Alternative Mortgage Trust 1.952% due 02/25/2037 ●		4,621	3,808
Residential Accredit Loans, Inc. Trust 1.962% due 01/25/2037 ●		4,680	4,414
Sequoia Mortgage Trust
2.267% due 03/20/2035 ●		16	16
3.278% due 01/20/2047 ^~		8	6
Structured Adjustable Rate Mortgage Loan Trust 4.492% due 11/25/2035 ^~		2,995	2,859
Structured Asset Mortgage Investments Trust 2.464% due 02/19/2035 ●		50	50
Thornburg Mortgage Securities Trust 3.252% due 06/25/2047 ^●		17	17
Towd Point Mortgage Funding
0.000% due 07/20/2045 ●	GBP	10,900	14,438
0.000% due 02/20/2054 ●		2,900	3,852
Towd Point Mortgage Funding PLC 1.820% due 10/20/2051 ●		4,267	5,685
WaMu Mortgage Pass-Through Certificates Trust
2.627% due 12/25/2046 ●		$385	390
3.049% due 07/25/2047 ●		819	744
3.119% due 10/25/2046 ^●		9,736	9,354
3.337% due 12/25/2036 ^~		4	3
3.375% due 01/25/2037 ^~		4	4
3.501% due 04/25/2037 ^~		11	10
Washington Mutual Mortgage Pass-Through Certificates Trust
2.989% due 02/25/2047 ^●		4,286	3,951
3.209% due 05/25/2046 ^●		5	5
4.201% due 02/25/2033 ~		6	6
Wells Fargo Alternative Loan Trust
4.870% due 07/25/2037 ^~		103	96
6.250% due 07/25/2037 ^		3,982	3,839
Wells Fargo Commercial Mortgage Trust 3.244% due 12/15/2047		12,000	12,286
Total Non-Agency Mortgage-Backed Securities (Cost $115,316)			120,849
ASSET-BACKED SECURITIES 9.1%
ACE Securities Corp. Home Equity Loan Trust 3.592% due 10/25/2032 ●		40	40
Allegro CLO Ltd. 3.156% due 01/30/2026 ●		99	100
Argent Securities Trust 1.902% due 09/25/2036 ●		1,339	581
Bayview Opportunity Master Fund Trust
3.475% due 06/28/2034 þ		1,464	1,466
3.967% due 03/28/2034 þ		707	709
Carrington Mortgage Loan Trust 2.052% due 02/25/2037 ●		7,685	7,235
Citigroup Mortgage Loan Trust
1.942% due 12/25/2036 ●		6,637	3,573
1.952% due 09/25/2036 ●		886	717
Countrywide Asset-Backed Certificates
1.932% due 07/25/2037 ^●		4,022	3,674
1.932% due 12/25/2046 ●		11,865	10,921

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

1.942% due 06/25/2047 ^●	2,547	2,535
1.992% due 08/25/2036 ●	2,277	2,270
1.992% due 02/25/2037 ●	941	862
2.042% due 01/25/2046 ^●	9,653	9,277
2.042% due 06/25/2047 ●	2,300	2,185
2.072% due 09/25/2036 ●	2,013	2,014
2.192% due 06/25/2036 ●	1,100	1,093
Countrywide Asset-Backed Certificates Trust
1.942% due 03/25/2047 ^●	3,651	3,599
1.982% due 06/25/2047 ●	1,199	1,191
2.887% due 12/25/2034 ●	1,111	1,118
2.917% due 12/25/2034 ●	3,109	3,135
Crown Point CLO Ltd. 2.942% due 07/17/2028 ●	4,600	4,579
Evans Grove CLO Ltd. 2.834% due 05/28/2028 ●	2,600	2,584
Fremont Home Loan Trust 2.122% due 01/25/2036 ●	1,247	1,220
GLS Auto Receivables Issuer Trust
2.580% due 07/17/2023	3,647	3,653
3.370% due 01/17/2023	1,831	1,842
GSAA Home Equity Trust 1.912% due 06/25/2036 ●	1,250	500
GSAMP Trust
1.922% due 12/25/2046 ●	3,771	2,431
1.942% due 12/25/2046 ●	610	378
Halcyon Loan Advisors Funding Ltd. 3.053% due 10/22/2025 ●	261	261
Home Equity Mortgage Loan Asset-Backed Trust 2.002% due 04/25/2037 ●	479	355
HSI Asset Securitization Corp. Trust 1.902% due 12/25/2036 ●	15,740	6,084
JPMorgan Mortgage Acquisition Trust
1.942% due 07/25/2036 ●	1,255	703
2.092% due 03/25/2037 ●	4,300	3,998
Legacy Mortgage Asset Trust
3.438% due 05/25/2059 þ	1,404	1,413
3.750% due 04/25/2059 þ	3,415	3,450
Long Beach Mortgage Loan Trust
2.012% due 02/25/2036 ●	4,433	4,340
2.767% due 04/25/2035 ●	3,300	3,308
MASTR Asset-Backed Securities Trust
1.952% due 10/25/2036 ●	5,943	3,916
2.032% due 03/25/2036 ●	978	736
Morgan Stanley ABS Capital, Inc. Trust
1.922% due 01/25/2037 ●	4,699	2,855
1.922% due 02/25/2037 ●	7,413	6,850
1.932% due 08/25/2036 ●	8,049	4,872
2.722% due 07/25/2035 ●	3,800	3,798
Morgan Stanley Home Equity Loan Trust 1.962% due 04/25/2037 ●	4,969	3,281
Morgan Stanley Mortgage Loan Trust 2.152% due 04/25/2037 ●	697	324
Mountain Hawk CLO Ltd. 3.203% due 04/18/2025 ●	373	373
Navient Private Education Loan Trust 2.140% due 12/16/2058 ●	10	10
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 2.122% due 10/25/2036 ^●	2,685	888
NovaStar Mortgage Funding Trust 1.952% due 10/25/2036 ●	4,190	2,670
OHA Credit Partners Ltd. 2.976% due 10/20/2025 ●	47	47
Ownit Mortgage Loan Trust 2.392% due 10/25/2036 ^●	719	702
People’s Choice Home Loan Securities Trust 2.512% due 05/25/2035 ^●	162	161
RAAC Trust 2.132% due 08/25/2036 ●	881	892
Residential Asset Mortgage Products Trust 2.467% due 11/25/2035 ●	3,700	3,633
Securitized Asset-Backed Receivables LLC Trust
2.272% due 10/25/2035 ●	4,400	4,061
2.372% due 11/25/2035 ●	3,691	3,686
Sound Point CLO Ltd. 3.084% due 01/23/2029 ●	2,600	2,599
Soundview Home Loan Trust
1.872% due 06/25/2037 ●	1,224	929
1.992% due 06/25/2037 ●	2,264	1,804
2.052% due 02/25/2037 ●	2,386	914
2.102% due 02/25/2036 ●	2,450	2,304
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036	4,986	5,006
Towd Point Mortgage Trust 2.792% due 05/25/2058 ●	1,851	1,862

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

WaMu Asset-Backed Certificates WaMu Trust 2.032% due 05/25/2037 ●		9,932	8,963
Total Asset-Backed Securities (Cost $159,312)			167,530
SOVEREIGN ISSUES 2.6%
Argentina Government International Bond
3.750% due 12/31/2038 þ		7,300	3,584
5.875% due 01/11/2028		3,500	1,655
15.500% due 10/17/2026	ARS	52,260	243
56.589% (ARLLMONP) due 06/21/2020 ~(a)		73,900	668
Autonomous City of Buenos Aires Argentina 51.313% (BADLARPP + 5.000%) due 01/23/2022 ~(a)		9,020	113
Autonomous Community of Catalonia 4.950% due 02/11/2020	EUR	1,400	1,579
Israel Government International Bond 4.125% due 01/17/2048		$400	464
Japan Government International Bond 0.100% due 03/10/2028 (f)	JPY	3,875,041	36,698
Saudi Government International Bond
4.000% due 04/17/2025		$1,000	1,080
5.000% due 04/17/2049		500	599
Total Sovereign Issues (Cost $50,059)			46,683
		SHARES
PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 ●(g)(h)		1,400,000	1,725
Banco Santander S.A.
5.250% due 09/29/2023 ●(g)(h)		200,000	240
6.250% due 09/11/2021 ●(g)(h)		3,500,000	4,187
JPMorgan Chase & Co. 5.406% (US0003M + 3.470%) due 01/30/2020 ~(g)		1,091,000	1,102
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (g)		770,000	1,101
Total Preferred Securities (Cost $7,964)			8,355
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.9%
CERTIFICATES OF DEPOSIT 0.1%
Lloyds Bank Corporate Markets PLC 2.512% (US0003M + 0.500%) due 10/26/2020 ~		$1,800	1,804
COMMERCIAL PAPER 0.9%
Bank of Montreal
1.852% due 01/03/2020	CAD	9,400	7,238
1.854% due 01/03/2020		1,800	1,386
Royal Bank Of Canada
1.850% due 01/06/2020		5,800	4,466
1.854% due 01/03/2020		1,800	1,386
Toronto-Dominion Bank 1.850% due 01/08/2020		3,700	2,848
			17,324
REPURCHASE AGREEMENTS (i) 0.0%			823
JAPAN TREASURY BILLS 2.8%
(0.139)% due 01/14/2020 - 02/17/2020 (c)(d)	JPY	5,514,000	50,755
U.S. TREASURY BILLS 0.1%
1.560% due 02/06/2020 (d)(e)(n)		$1,900	1,897

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

Total Short-Term Instruments (Cost $72,224)		72,603
Total Investments in Securities (Cost $2,142,943)		2,188,579
	SHARES
INVESTMENTS IN AFFILIATES 15.0%
SHORT-TERM INSTRUMENTS 15.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.0%
PIMCO Short Asset Portfolio	18,340,717	182,600
PIMCO Short-Term Floating NAV Portfolio III	9,260,636	91,616
Total Short-Term Instruments (Cost $274,919)		274,216
Total Investments in Affiliates (Cost $274,919)		274,216
Total Investments 134.4% (Cost $2,417,862)		$2,462,795
Financial Derivative Instruments (k)(m) (1.4)%(Cost or Premiums, net $4,256)		(25,430)
Other Assets and Liabilities, net (33.0)%		(605,511)
Net Assets 100.0%		$1,831,854

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$823	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(840)	$823	$823
Total Repurchase Agreements						$(840)	$823	$823

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
CIB	2.000%	12/06/2019	01/06/2020	$(10,238)	$(10,253)
SCX	1.880	11/25/2019	02/28/2020	(16,092)	(16,124)
Total Reverse Repurchase Agreements					$(26,377)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
UBS	1.850%	11/13/2019	01/14/2020	$(44,243)	$(44,357)
Total Sale-Buyback Transactions					$(44,357)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(4)
U.S. Government Agencies (2.7)%
Uniform Mortgage-Backed Security, TBA	2.500%	01/01/2050		$44,324	$(43,692)	$(43,804)
Uniform Mortgage-Backed Security, TBA	5.000	01/01/2050		5,400	(5,769)	(5,775)
Total U.S. Government Agencies					(49,461)	(49,579)
Sovereign Issues (0.7)%
Canada Government Bond	2.750	12/01/2048	CAD	12,900	(12,005)	(12,190)
Total Short Sales (3.4)%					$(61,466)	$(61,769)

(j)	Securities with an aggregate market value of $69,822 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(37,432) at a weighted average interest rate of 1.921%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Payable for sale-buyback transactions includes $(27) of deferred price drop.
(4)	Payable for short sales includes $40 of accrued interest.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	$111.125	02/21/2020	856	$1,712	$7	$1
Total Purchased Options					$7	$1

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	$125.500	02/21/2020	897	$897	$(227)	$(70)
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	126.000	02/21/2020	558	558	(139)	(61)
Total Written Options					$(366)	$(131)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index March Futures	03/2020	864	$139,584	$2,654	$333	$0
Euro STOXX 50 March Futures	03/2020	1,643	68,724	436	0	(756)
Euro-Bund 10-Year Bond March Futures	03/2020	442	84,527	(709)	0	(555)
FTSE 100 Index March Futures	03/2020	412	40,925	843	0	(478)
Nikkei 225 Yen-denominated March Futures	03/2020	252	27,164	(147)	23	(603)
U.S. Treasury 5-Year Note March Futures	03/2020	21	2,491	(2)	0	0
				$3,075	$356	$(2,392)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Put Options Strike @ EUR 169.500 on Euro-Schatz Bond February 2020 Futures (1)	01/2020	216	$(107)	$5	$5	$0
U.S. Treasury 2-Year Note March Futures	03/2020	1,713	(369,152)	337	0	(80)
U.S. Treasury 10-Year Note March Futures	03/2020	77	(9,888)	83	8	0
U.S. Treasury 30-Year Bond March Futures	03/2020	861	(134,235)	2,695	296	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2020	34	(6,176)	111	39	0
United Kingdom Long Gilt March Futures	03/2020	419	(72,917)	(132)	705	(317)
				$3,099	$1,053	$(397)
Total Futures Contracts				$6,174	$1,409	$(2,789)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Kraft Heinz Foods Co.	(1.000)%	Quarterly	06/20/2022	0.328%	$300	$(3)	$(2)	$(5)	$0	$0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-33 5-Year Index	1.000%	Quarterly	12/20/2024	$27,200	$570	$145	$715	$0	$(3)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.700%	Semi-Annual	12/18/2024	CAD	177,200	$(767)	$(1,538)	$(2,305)	$0	$(363)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		14,100	(229)	1,382	1,153	0	(262)
Pay(7)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		$148,000	138	2,082	2,220	0	(67)
Receive	3-Month USD-LIBOR	2.569	Semi-Annual	10/23/2024		62,400	0	(2,500)	(2,500)	54	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		132,800	166	1,337	1,503	144	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		14,600	(830)	294	(536)	16	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		87,000	152	(5,552)	(5,400)	102	0
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		37,700	0	(2,351)	(2,351)	44	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		30,300	2,138	(2,543)	(405)	37	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		2,300	(8)	(58)	(66)	4	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/18/2026		6,300	107	(131)	(24)	0	(13)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		3,400	190	(112)	78	7	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		16,200	(186)	(625)	(811)	41	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		77,400	5,577	(8,052)	(2,475)	216	0
Receive(7)	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		25,300	(74)	742	668	80	0
Receive(7)	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		34,100	(302)	(757)	(1,059)	392	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	3,830,000	(1,325)	441	(884)	0	(30)
Receive	CPTFEMU	1.710	Maturity	03/15/2033	EUR	1,750	(2)	(146)	(148)	9	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		1,750	5	357	362	0	(24)
Receive	CPURNSA	1.669	Maturity	06/19/2024		$75,300	0	700	700	111	0
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	19,500	(2)	549	547	23	0
Pay	UKRPI	3.593	Maturity	11/15/2028		3,900	0	183	183	5	0
Pay	UKRPI	3.595	Maturity	11/15/2028		20,500	409	560	969	23	0
Pay	UKRPI	3.603	Maturity	11/15/2028		3,800	0	185	185	4	0
							$5,157	$(15,553)	$(10,396)	$1,312	$(759)
Total Swap Agreements							$5,724	$(15,410)	$(9,686)	$1,312	$(762)

(l)	Securities with an aggregate market value of $33,010 and cash of $4,062 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	Future styled option.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2020	AUD	7,193		$4,884	$0	$(165)
	01/2020	NZD	5,605		3,602	0	(172)
	01/2020	RUB	87,104		1,399	0	(2)
	01/2020		$6,825	MXN	133,638	223	0
	02/2020	ZAR	228,188		$15,939	0	(282)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

	03/2020	CNH	5,555		782	0	(14)
	03/2020		$3,514	CNH	25,342	120	0
BPS	01/2020	GBP	96,788		$125,442	32	(2,821)
	01/2020	JPY	1,588,300		14,579	7	(50)
	01/2020	SEK	31,300		3,270	0	(73)
	01/2020	TRY	10,043		1,711	32	0
	01/2020		$13,510	EUR	12,132	104	0
	02/2020		2,350	MXN	45,672	51	0
	03/2020	HKD	508,287		$64,871	0	(320)
	03/2020	THB	336,628		11,152	0	(106)
	03/2020		$1,579	CNH	11,127	17	0
	03/2020		12,087	IDR	172,339,803	295	0
	03/2020		1,538	KRW	1,772,888	0	(1)
	03/2020		817	TWD	24,306	0	0
BRC	01/2020	MXN	18,717		$966	0	(21)
	01/2020		$3,096	GBP	2,394	76	0
	01/2020		3,548	MXN	69,728	130	0
	03/2020	MYR	133,436		$31,878	0	(794)
CBK	01/2020	CAD	3,700		2,809	0	(40)
	01/2020	GBP	189		246	0	(4)
	01/2020	ILS	35,268		10,194	0	(25)
	01/2020	JPY	19,840,488		182,744	110	0
	02/2020	COP	19,210,795		5,770	0	(65)
	02/2020	JPY	749,000		6,922	13	0
	02/2020		$254	HUF	75,522	3	0
	02/2020		513	ZAR	7,603	27	0
	03/2020	KRW	73,037,981		$62,251	0	(1,061)
	03/2020	PHP	141,762		2,765	0	(25)
	03/2020		$2,391	CNH	16,875	29	0
	03/2020		9,039	COP	30,855,103	305	0
DUB	03/2020	TWD	1,817,833		$60,181	0	(940)
GLM	01/2020		$6,785	DKK	46,015	122	0
	02/2020	RUB	965,531		$15,061	0	(421)
	02/2020		$1,996	PLN	7,607	10	0
	03/2020		4,456	KRW	5,273,899	116	0
	03/2020		963	MYR	3,920	0	(3)
HUS	01/2020	AUD	2,382		$1,618	0	(54)
	01/2020	CAD	8,597		6,529	0	(91)
	01/2020	EUR	6,894		7,652	0	(84)
	01/2020	MXN	184,649		9,556	0	(183)
	01/2020	RUB	433,189		6,694	0	(273)
	01/2020	SEK	5,810		612	0	(9)
	01/2020	TRY	2,799		479	10	0
	01/2020		$12,049	CAD	15,801	120	0
	01/2020		374	CZK	8,740	12	0
	02/2020	CLP	5,397,733		$6,810	0	(373)
	03/2020	CNH	5,092		711	0	(19)
	03/2020	INR	42,644		588	0	(6)
	03/2020	SGD	7,516		5,508	0	(85)
	03/2020	THB	58,739		1,938	0	(27)
	03/2020	TWD	192,947		6,370	0	(118)
	03/2020		$3,609	CNH	25,497	47	0
	03/2020		4,418	KRW	5,240,632	125	0
	05/2020		9,412	MXN	184,649	179	0
	01/2021	BRL	3,920		$604	0	(351)
IND	01/2020	NOK	3,425		381	0	(10)
JPM	01/2020	EUR	7,021		7,805	0	(74)
	03/2020	KRW	8,234,747		6,986	0	(152)
	03/2020	PHP	24,167		474	0	(2)
	03/2020	SGD	856		630	0	(7)
	03/2020		$577	IDR	8,167,435	10	0
MYI	01/2020	CHF	41,525		$41,719	0	(1,200)
	01/2020	EUR	75,112		83,052	0	(1,238)
	01/2020	JPY	1,311,200		12,052	12	(34)
	01/2020	TRY	11,928		2,004	0	0
	01/2020		$6,110	CAD	7,923	0	(9)
	02/2020	JPY	3,477,000		$32,158	84	0
	02/2020	PLN	5,047		1,304	0	(27)
	03/2020	MYR	3,376		814	0	(13)
	03/2020	RUB	192,065		2,956	0	(114)
RBC	03/2020	TWD	38,075		1,274	0	(6)
RYL	01/2020	CAD	15,200		11,429	0	(276)
	01/2020	CLP	638,038		822	0	(27)
	01/2020	DKK	51,650		7,702	0	(51)
	01/2020	NOK	13,180		1,442	0	(59)
	03/2020	CNH	30,531		4,234	0	(144)
	03/2020	HKD	80,292		10,251	0	(47)
	03/2020	KRW	10,429,555		8,789	0	(252)
	03/2020	THB	10,110		335	0	(3)
	04/2020		$7,751	DKK	51,650	50	0
SCX	01/2020	NZD	1,710		$1,122	0	(29)
	02/2020	PLN	43,560		11,112	0	(371)
	03/2020	INR	638,413		8,874	0	(21)
	03/2020		$6,875	CNY	48,404	63	0
SOG	01/2020	RUB	58,842		$933	0	(13)
	03/2020	HKD	11,981		1,535	0	(2)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

SSB	01/2020	AUD	706		488	0	(7)
	01/2020	BRL	85,578		21,089	0	(185)
	01/2020	CAD	17,202		12,976	0	(272)
	01/2020	CHF	6,836		6,931	0	(135)
	01/2020	GBP	7,761		10,232	0	(50)
	01/2020	JPY	2,345,800		21,683	90	0
	01/2020	NOK	117,434		12,806	0	(571)
	01/2020		$17,562	BRL	74,237	893	0
	01/2020		837	DKK	5,635	9	0
	02/2020		21,063	BRL	85,578	192	0
	03/2020	INR	43,699		$613	4	0
	03/2020	KRW	2,080,651		1,773	0	(31)
	03/2020		$915	INR	65,793	2	0
TOR	01/2020		2,198	CHF	2,187	62	0
	02/2020	COP	7,954,315		$2,390	0	(26)
UAG	01/2020	AUD	3,483		2,379	0	(66)
	01/2020	BRL	11,342		2,814	0	(6)
	01/2020	CAD	119,451		89,905	0	(2,088)
	01/2020	EUR	745		828	0	(8)
	01/2020	NZD	5,606		3,604	0	(169)
	01/2020		$2,754	BRL	11,342	65	0
	02/2020	MXN	39,627		$2,063	0	(20)
	03/2020	HKD	12,047		1,538	0	(7)
	03/2020	TWD	31,633		1,045	0	(19)
Total Forward Foreign Currency Contracts						$3,851	$(16,919)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
MYI	Call - OTC GBP versus USD	$1.320	01/02/2020	13,297	$168	$89

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	508,000	$1,251	$621
DUB	Put - OTC 6-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.040	02/21/2020	70,100	140	70
MYC	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.017	07/02/2021	580,600	2,217	1,529
	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.036	07/19/2021	264,700	973	742
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	03/11/2021	171,700	1,374	3,457
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	175,100	1,027	2,359
	Put - OTC 6-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.101	02/21/2020	51,400	77	31
	Put - OTC 6-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.109	02/21/2020	60,400	151	34
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	24,000	965	1
							$8,175	$8,844
Total Purchased Options							$8,343	$8,933

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425%	03/18/2020	3,600	$(2)	$(3)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	1,300	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	3,600	(4)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,300	(2)	0
BPS	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	3,100	(4)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	02/19/2020	1,700	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	1,700	(2)	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	1,900	(3)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	2,600	(2)	(4)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	2,600	(3)	(1)
BRC	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	5,700	(3)	(5)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	5,700	(7)	(2)
CBK	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	3,100	(4)	0
	Put - OTC CDX.IG-33 5-Year Index	Sell	1.000	01/15/2020	4,700	(4)	0
DBL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	02/19/2020	2,100	(1)	(2)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	02/19/2020	2,100	(2)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	1,200	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,200	(2)	0
FBF	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	2,900	(3)	0
GST	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	2,400	(2)	(4)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	2,400	(2)	(1)
JLN	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	1,200	(1)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	1,200	(1)	0
JPM	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	1,300	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,300	(2)	0
MEI	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	1,000	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	1,000	(1)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	1,200	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,200	(1)	0
						$(64)	$(36)

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Put - OTC USD versus MXN	MXN	18.887	01/06/2020	3,877	$(19)	$(8)
	Call - OTC USD versus MXN		19.841	01/06/2020	3,877	(20)	0
	Put - OTC USD versus RUB	RUB	62.815	01/09/2020	3,877	(20)	(49)
	Call - OTC USD versus RUB		65.910	01/09/2020	3,877	(20)	0
MYI	Call - OTC GBP versus USD		$1.335	01/02/2020	26,594	(181)	(18)
						$(260)	$(75)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	32,900	$(391)	$(277)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164	11/01/2021	67,600	(861)	(516)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323	03/11/2021	90,700	(1,374)	(3,986)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	92,400	(1,027)	(2,856)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.491	07/02/2021	185,800	(2,217)	(2,317)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.453	07/19/2021	84,700	(947)	(1,004)
							$(6,817)	$(10,956)
Total Written Options							$(7,141)	$(11,067)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	HSBC Holdings PLC	(1.000)%	Quarterly	12/20/2024	0.912%	EUR	100	$(1)	$0	$0	$(1)
BPS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	1.518		1,310	241	(212)	29	0
CBK	UniCredit SpA	(1.000)	Quarterly	12/20/2023	1.518		70	13	(11)	2	0
HUS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	1.518		1,000	191	(169)	22	0
JPM	HSBC Holdings PLC	(1.000)	Quarterly	12/20/2024	0.912		300	(2)	1	0	(1)
								$442	$(391)	$53	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

								Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$4,669	$(984)	$763	$0	$(221)
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	8,207	(1,763)	1,374	0	(389)
						$(2,747)	$2,137	$0	$(610)

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	62,400	$(6)	$120	$114	$0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

TOTAL RETURN SWAPS ON EQUITY INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	NDDUWXUS Index	2,216	1.980% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2020	$13,901	$0	$(323)	$0	$(323)
	Pay	NDDUWXUS Index	10,870	2.015% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2020	67,899	0	(1,852)	0	(1,852)
	Receive	RALVEIET Index	1,080,046	2.747%(1-Month USD-LIBOR plus a specified spread)	Monthly	04/22/2020	127,791	0	(278)	0	(278)
	Receive	RALVEIUT Index	1,307,947	1.997%(1-Month USD-LIBOR plus a specified spread)	Monthly	05/13/2020	244,076	0	(398)	0	(398)
	Pay	S&P 500 Total Return Index	21,409	1.977% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/13/2020	140,305	0	224	224	0
BRC	Pay	S&P 500 Total Return Index	20,921	2.156% (3-Month USD-LIBOR plus a specified spread)	Quarterly	04/15/2020	126,715	0	(9,838)	0	(9,838)
CBK	Receive	RALVEIUT Index	3,316,587	1.897%(1-Month USD-LIBOR plus a specified spread)	Monthly	01/09/2020	618,908	0	(985)	0	(985)
	Receive	RALVEIUT Index	890,154	2.073% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/13/2021	163,700	0	2,204	2,204	0
FBF	Receive	RALVEIIT Index	716,723	2.675% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/13/2021	81,088	0	3,582	3,582	0
GST	Receive	RALVEIET Index	90,689	2.945%(1-Month USD-LIBOR plus a specified spread)	Monthly	01/15/2020	10,461	0	258	258	0
JPM	Pay	NDUEEGF Index	81,698	2.285% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2020	40,600	0	(2,443)	0	(2,443)
	Receive	RALVEIET Index	1,723,169	2.855%(1-Month USD-LIBOR plus a specified spread)	Monthly	05/13/2020	198,768	0	4,881	4,881	0
	Receive	RALVEIIT Index	1,304,782	2.375%(1-Month USD-LIBOR plus a specified spread)	Monthly	05/13/2020	197,127	0	275	275	0
	Receive	RALVEIET Index	1,085,200	2.835% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/14/2020	125,178	0	3,075	3,075	0
MEI	Pay	NDDUWXUS Index	49,093	1.585%(1-Month USD-LIBOR less a specified spread)	Monthly	02/06/2020	314,215	0	(997)	0	(997)
	Pay	NDUEEGF Index	112,386	1.955%(1-Month USD-LIBOR plus a specified spread)	Monthly	05/13/2020	57,733	0	(1,510)	0	(1,510)
	Receive	RALVEIIT Index	1,104,290	2.315% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/13/2021	164,033	0	2,969	2,969	0
MYI	Receive	RALVEIIT Index	605,442	2.395% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/14/2020	91,470	0	127	127	0
	Receive	RALVEIUT Index	414,512	2.045% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/14/2020	76,714	0	573	573	0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

SOG	Receive	RALVEIIT Index	2,497,916	2.335%(1-Month USD-LIBOR plus a specified spread)	Monthly	01/15/2020	377,385	0	534	534	0
	Pay	S&P 500 Total Return Index	29,380	2.015% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/15/2020	190,090	0	(2,296)	0	(2,296)
	Receive	RALVEIIT Index	330,752	2.325%(1-Month USD-LIBOR plus a specified spread)	Monthly	02/06/2020	49,970	0	71	71	0
	Receive	RALVEIIT Index	1,068,485	2.395%(1-Month USD-LIBOR plus a specified spread)	Monthly	02/06/2020	161,427	0	223	223	0
	Pay	S&P 500 Total Return Index	12,722	2.130% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2020	81,201	0	(2,067)	0	(2,067)
	Pay	NDDUWXUS Index	24,007	1.665%(1-Month USD-LIBOR less a specified spread)	Monthly	05/13/2020	153,655	0	(482)	0	(482)
	Receive	RALVEIIT Index	395,512	2.395%(1-Month USD-LIBOR plus a specified spread)	Monthly	05/13/2020	59,754	0	83	83	0
	Pay	NDUEEGF Index	17,672	1.915%(1-Month USD-LIBOR plus a specified spread)	Monthly	06/19/2020	9,078	0	(239)	0	(239)
UAG	Pay	NDUEEGF Index	313,369	2.200%(1-Month USD-LIBOR plus a specified spread)	Monthly	02/06/2020	160,977	0	(4,194)	0	(4,194)
								$0	$(8,823)	$19,079	$(27,902)
Total Swap Agreements								$(2,311)	$(6,957)	$19,246	$(28,514)

(n)	Securities with an aggregate market value of $28,745 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$2,813	$0	$2,813
Corporate Bonds & Notes
Banking & Finance	0	169,383	0	169,383
Industrials	0	83,638	0	83,638
Utilities	0	21,700	0	21,700
Municipal Bonds & Notes
Illinois	0	613	0	613
U.S. Government Agencies	0	731,598	0	731,598
U.S. Treasury Obligations	0	762,814	0	762,814
Non-Agency Mortgage-Backed Securities	0	120,849	0	120,849
Asset-Backed Securities	0	167,530	0	167,530

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2019 (Unaudited)

Sovereign Issues	0	46,683	0	46,683
Preferred Securities
Banking & Finance	0	8,355	0	8,355
Short-Term Instruments
Certificates of Deposit	0	1,804	0	1,804
Commercial Paper	0	17,324	0	17,324
Repurchase Agreements	0	823	0	823
Japan Treasury Bills	0	50,755	0	50,755
U.S. Treasury Bills	0	1,897	0	1,897
	$0	$2,188,579	$0	$2,188,579
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$274,216	$0	$0	$274,216
Total Investments	$274,216	$2,188,579	$0	$2,462,795
Short Sales, at Value - Liabilities
Sovereign Issues	0	(12,190)	0	(12,190)
U.S. Government Agencies	0	(49,579)	0	(49,579)
	$0	$(61,769)	$0	$(61,769)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,409	1,313	0	2,722
Over the counter	0	32,030	0	32,030
	$1,409	$33,343	$0	$34,752
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,789)	(893)	0	(3,682)
Over the counter	0	(56,500)	0	(56,500)
	$(2,789)	$(57,393)	$0	$(60,182)
Total Financial Derivative Instruments	$(1,380)	$(24,050)	$0	$(25,430)
Totals	$272,836	$2,102,760	$0	$2,375,596

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO Real Return Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 118.7% ¤
CORPORATE BONDS & NOTES 5.4%
BANKING & FINANCE 4.5%
AerCap Ireland Capital DAC 4.625% due 10/30/2020		$400	$408
Akelius Residential Property AB 3.375% due 09/23/2020	EUR	500	575
Ally Financial, Inc.
4.125% due 03/30/2020		$100	100
4.250% due 04/15/2021		300	307
8.000% due 11/01/2031		800	1,112
American Tower Corp. 3.450% due 09/15/2021		200	205
Aviation Capital Group LLC
2.875% due 01/20/2022		200	201
4.375% due 01/30/2024		100	105
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		300	324
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 ●(f)(g)	EUR	1,400	1,718
Bank of Ireland 7.375% due 06/18/2020 ●(f)(g)		2,960	3,430
Cooperatieve Rabobank UA
5.500% due 06/29/2020 ●(f)(g)		5,300	6,094
6.625% due 06/29/2021 ●(f)(g)		5,600	6,833
Corp. Andina de Fomento 3.950% due 10/15/2021 (e)	MXN	133,309	6,961
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		$11,550	12,023
Deutsche Bank AG 4.250% due 10/14/2021		49,600	51,012
Dexia Credit Local S.A. 2.375% due 09/20/2022		1,200	1,216
Erste Group Bank AG 8.875% due 10/15/2021 ●(f)(g)	EUR	200	257
Ford Motor Credit Co. LLC 3.550% due 10/07/2022		$9,800	9,946
ING Bank NV 2.625% due 12/05/2022		14,800	15,107
International Lease Finance Corp. 8.250% due 12/15/2020		900	952
Intesa Sanpaolo SpA 6.500% due 02/24/2021		1,900	1,985
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	405,363	59,921
2.500% due 10/01/2047		37	6
Lloyds Banking Group PLC 6.375% due 06/27/2020 ●(f)(g)	EUR	700	806
Mitsubishi UFJ Lease & Finance Co. Ltd. 3.406% due 02/28/2022		$200	204
Navient Corp. 5.875% due 03/25/2021		200	207
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		100	100
3.150% due 03/15/2021		200	202
3.875% due 09/21/2023		100	104
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050	DKK	285,553	42,200
2.500% due 10/01/2047		14	2
NTT Finance Corp. 1.900% due 07/21/2021		$200	200
Nykredit Realkredit A/S
1.000% due 10/01/2050	DKK	859,432	127,039
2.500% due 10/01/2047		79	12
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		$100	101
5.250% due 08/15/2022		1,000	1,068
Realkredit Danmark A/S 2.500% due 07/01/2047	DKK	32	5
Royal Bank of Scotland Group PLC
3.497% (US0003M + 1.550%) due 06/25/2024 ~(j)		$10,700	10,868
4.519% due 06/25/2024 ●(j)		6,900	7,329
7.500% due 08/10/2020 ●(f)(g)		3,492	3,575
8.625% due 08/15/2021 ●(f)(g)		2,830	3,065

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2019 (Unaudited)

SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022	200	204
UniCredit SpA 7.830% due 12/04/2023	37,100	43,290
		421,379
INDUSTRIALS 0.2%
AbbVie, Inc.
2.300% due 05/14/2021	200	201
2.900% due 11/06/2022	200	204
Allergan Sales LLC 5.000% due 12/15/2021	2,600	2,719
Amgen, Inc. 1.850% due 08/19/2021	100	100
Bristol-Myers Squibb Co. 3.250% due 08/15/2022	300	310
Campbell Soup Co. 3.300% due 03/15/2021	200	203
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021	200	200
2.241% due 02/16/2021	200	200
Conagra Brands, Inc. 3.800% due 10/22/2021	200	206
CVS Health Corp. 3.350% due 03/09/2021	213	217
Discovery Communications LLC 2.950% due 03/20/2023	200	204
Energy Transfer Partners LP 5.750% due 09/01/2020	300	304
ERAC USA Finance LLC 2.700% due 11/01/2023	200	202
General Motors Co. 2.694% (US0003M + 0.800%) due 08/07/2020 ~	490	491
Heathrow Funding Ltd. 4.875% due 07/15/2023	250	260
IHS Markit Ltd. 5.000% due 11/01/2022	100	107
Imperial Brands Finance PLC
2.950% due 07/21/2020	700	702
3.750% due 07/21/2022	400	412
JT International Financial Services BV 3.500% due 09/28/2023	400	415
Komatsu Finance America, Inc. 2.437% due 09/11/2022	200	201
Masco Corp. 3.500% due 04/01/2021	100	101
Microchip Technology, Inc. 3.922% due 06/01/2021	200	205
NXP BV 3.875% due 09/01/2022	200	208
Penske Truck Leasing Co. LP 4.250% due 01/17/2023	100	105
Rockwell Collins, Inc. 3.100% due 11/15/2021	200	203
Sabine Pass Liquefaction LLC 5.625% due 02/01/2021	1,400	1,439
salesforce.com, Inc. 3.250% due 04/11/2023	100	104
Sprint Spectrum Co. LLC 3.360% due 03/20/2023	131	133
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023	200	210
Teva Pharmaceutical Finance LLC 2.250% due 03/18/2020	200	200
Toyota Industries Corp. 3.110% due 03/12/2022	200	204
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025	1,773	1,994
VMware, Inc. 3.900% due 08/21/2027	1,900	1,988
Volkswagen Group of America Finance LLC 4.000% due 11/12/2021	200	207
		15,159
SPECIALTY FINANCE 0.1%
Lloyds Banking Group PLC
3.870% due 09/02/2020 (h)	5,000	5,013

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2019 (Unaudited)

3.870% due 09/02/2021 (h)	5,000	5,032
		10,045
UTILITIES 0.6%
American Transmission Systems, Inc. 5.250% due 01/15/2022	100	106
AT&T, Inc.
2.657% (US0003M + 0.750%) due 06/01/2021 ~(j)	14,100	14,187
2.951% (US0003M + 0.950%) due 07/15/2021 ~(j)	23,500	23,730
5.150% due 02/15/2050 (j)	8,900	10,722
5.300% due 08/15/2058	3,100	3,793
Duke Energy Carolinas LLC 3.350% due 05/15/2022	200	207
Duke Energy Corp. 2.400% due 08/15/2022	200	202
Eversource Energy 2.900% due 10/01/2024	300	307
Oncor Electric Delivery Co. LLC 7.000% due 09/01/2022	200	223
Petrobras Global Finance BV 5.093% due 01/15/2030	1,229	1,318
Progress Energy, Inc. 3.150% due 04/01/2022	100	102
Sempra Energy 2.344% (US0003M + 0.450%) due 03/15/2021 ~	3,900	3,902
Tampa Electric Co. 2.600% due 09/15/2022	200	203
		59,002
Total Corporate Bonds & Notes (Cost $501,208)		505,585
U.S. GOVERNMENT AGENCIES 15.0%
Fannie Mae
1.711% due 07/25/2037 ●	315	310
1.768% due 12/25/2036 ●	80	79
1.779% due 03/25/2036 ●	128	127
2.142% due 07/25/2037 - 05/25/2042 ●	150	150
2.232% due 05/25/2036 ●	37	37
2.237% due 02/25/2037 ●	279	284
3.342% due 04/01/2032 ●	18	18
3.433% due 04/01/2027 ●	29	29
3.465% due 11/01/2033 ●	18	18
3.518% due 10/01/2033 ●	3	3
3.527% due 06/01/2043 - 10/01/2044 ●	603	607
3.900% due 02/01/2032 ●	5	5
4.097% due 02/01/2034 ●	13	14
4.186% due 12/01/2036 ●	27	28
4.234% due 05/25/2035 ~	11	12
4.251% due 09/01/2034 ●	5	5
4.476% due 04/01/2033 ●	151	158
4.500% due 05/01/2035 ●	68	72
4.605% due 05/01/2036 ●	10	10
5.094% due 09/01/2034 ●	12	13
5.110% due 04/01/2035 ●	82	86
6.500% due 06/25/2028	25	27
Freddie Mac
1.922% due 08/25/2031 ●	142	141
1.932% due 09/25/2031 ●	346	343
2.010% due 01/15/2037 ●	4	4
3.378% due 02/25/2045 ●	577	584
3.639% due 07/25/2044 ●	116	118
3.808% due 09/01/2036 ●	48	50
3.875% due 10/01/2036 ●	29	30
4.141% due 01/01/2034 ●	173	184
4.175% due 07/01/2036 ●	59	62
4.500% due 07/15/2020	8	8
4.575% due 06/01/2033 ●	102	106
4.611% due 01/01/2034 ●	220	232
6.500% due 01/25/2028	10	11
7.000% due 10/15/2030	25	29
Ginnie Mae
2.165% due 02/20/2049 ●	46,991	46,910
2.266% due 08/20/2068 ●	18,981	18,607
2.520% due 01/20/2060 ●	16,982	17,069
3.250% due 07/20/2035 ●	12	13
4.125% due 12/20/2035 ●	333	346
Uniform Mortgage-Backed Security 2.500% due 12/01/2049	500	494
Uniform Mortgage-Backed Security, TBA
2.500% due 02/01/2050	62,000	61,239
3.000% due 02/01/2050	339,150	343,547
3.500% due 01/01/2050 - 02/01/2050	199,180	204,788

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2019 (Unaudited)

4.000% due 01/01/2050 - 02/01/2050	669,600	696,350
Total U.S. Government Agencies (Cost $1,391,239)		1,393,357
U.S. TREASURY OBLIGATIONS 82.7%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021 (l)	422,337	421,485
0.125% due 01/15/2022 (l)(n)	17,144	17,136
0.125% due 04/15/2022 (l)	267,958	267,584
0.125% due 07/15/2022 (l)	107,076	107,533
0.125% due 01/15/2023 (l)	216,082	216,084
0.125% due 07/15/2026	202,499	203,187
0.250% due 01/15/2025	57,502	58,023
0.250% due 07/15/2029 (j)	430,095	434,426
0.375% due 07/15/2023 (l)	46,258	46,903
0.375% due 07/15/2025 (n)	36,499	37,250
0.375% due 01/15/2027	182,340	185,155
0.375% due 07/15/2027	177,625	181,234
0.500% due 04/15/2024	58,263	59,215
0.500% due 01/15/2028	143,895	147,657
0.625% due 07/15/2021 (l)(n)	34,394	34,781
0.625% due 04/15/2023	428,127	434,804
0.625% due 01/15/2024 (l)(n)	4,439	4,534
0.625% due 01/15/2026 (j)	581,879	599,843
0.625% due 02/15/2043	46,476	47,039
0.750% due 07/15/2028	120,241	126,535
0.750% due 02/15/2042	125,830	130,789
0.750% due 02/15/2045	81,953	85,063
0.875% due 01/15/2029 (n)	13,561	14,405
0.875% due 02/15/2047	160,873	172,546
1.000% due 02/15/2046	171,404	188,659
1.000% due 02/15/2048	81,152	89,879
1.000% due 02/15/2049	44,710	49,730
1.375% due 02/15/2044	440,624	520,024
1.750% due 01/15/2028	201,160	226,043
2.000% due 01/15/2026	204,234	227,064
2.125% due 02/15/2040	144,665	189,202
2.125% due 02/15/2041	33,707	44,425
2.375% due 01/15/2025 (j)	540,601	602,598
2.375% due 01/15/2027	105,180	121,434
2.500% due 01/15/2029	261,824	315,637
3.375% due 04/15/2032 (n)	11,309	15,532
3.625% due 04/15/2028 (j)	566,429	724,767
3.875% due 04/15/2029	250,699	334,603
Total U.S. Treasury Obligations (Cost $7,375,545)		7,682,808
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.3%
Adjustable Rate Mortgage Trust
4.272% due 10/25/2035 ^~	467	448
4.826% due 08/25/2035 ~	252	252
Alliance Bancorp Trust 2.032% due 07/25/2037 ●	5,516	5,109
American Home Mortgage Assets Trust
1.982% due 05/25/2046 ^●	446	406
2.002% due 10/25/2046 ●	6,609	4,570
American Home Mortgage Investment Trust 3.407% due 09/25/2045 ●	319	323
Banc of America Funding Trust
3.876% due 01/20/2047 ~	5,196	5,059
4.321% due 01/20/2047 ^~	184	179
5.753% due 10/25/2036 ^þ	172	171
5.837% due 01/25/2037 ^þ	150	149
5.888% due 04/25/2037 ^þ	120	119
Banc of America Mortgage Trust
3.900% due 11/25/2035 ^~	507	502
4.044% due 12/25/2034 ~	186	191
4.336% due 07/25/2035 ^~	367	363
Bancorp Commercial Mortgage Trust 2.815% due 09/15/2036 ●	23,649	23,682
BCAP LLC Trust
1.962% due 01/25/2037 ^●	1,310	1,262
3.977% due 04/26/2036 ~	3,332	2,882
Bear Stearns Adjustable Rate Mortgage Trust
2.781% due 11/25/2030 ~	59	58
4.065% due 02/25/2036 ^~	184	182
4.153% due 01/25/2034 ~	160	168
4.238% due 07/25/2036 ^~	1,149	1,111
4.253% due 02/25/2034 ~	437	452
4.283% due 01/25/2034 ~	523	538
4.333% due 05/25/2047 ^~	861	841
4.378% due 11/25/2034 ~	75	78
4.681% due 10/25/2035 ~	545	556
Bear Stearns ALT-A Trust
3.774% due 08/25/2036 ^~	450	385
3.862% due 09/25/2047 ^~	4,099	3,302

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2019 (Unaudited)

3.923% due 08/25/2036 ^~		318	284
4.103% due 09/25/2035 ^~		62	51
4.413% due 05/25/2035 ~		41	42
4.480% due 11/25/2036 ~		929	863
CGGS Commercial Mortgage Trust 2.640% due 02/15/2037 ●		13,200	13,185
Chase Mortgage Finance Trust
3.690% due 12/25/2035 ^~		522	498
4.511% due 02/25/2037 ~		55	56
4.574% due 02/25/2037 ~		39	40
ChaseFlex Trust 2.292% due 06/25/2035 ●		268	114
Chevy Chase Funding LLC Mortgage-Backed Certificates 1.972% due 07/25/2036 ●		262	253
CIM Trust 2.792% due 02/25/2049 ●		1,959	1,958
Citigroup Global Markets Mortgage Securities, Inc. 6.500% due 09/25/2033		316	324
Citigroup Mortgage Loan Trust
3.228% due 09/25/2059 þ		5,699	5,714
3.258% due 04/25/2066 ~		2,399	2,407
4.130% due 07/25/2046 ^~		696	645
4.169% due 09/25/2037 ^~		297	291
4.810% due 05/25/2035 ●		180	183
5.133% due 03/25/2034 ~		79	79
Citigroup Mortgage Loan Trust, Inc. 4.200% due 09/25/2035 ●		134	133
CitiMortgage Alternative Loan Trust 5.500% due 07/25/2036 ^		13	13
Countrywide Alternative Loan Trust
1.902% due 06/25/2046 ●		528	520
1.945% due 02/20/2047 ^●		76	60
1.960% due 12/20/2046 ^●		4,367	3,834
1.962% due 01/25/2037 ^●		86	85
1.975% due 03/20/2046 ●		185	172
1.975% due 07/20/2046 ^●		4,102	3,044
2.405% due 11/20/2035 ●		499	482
2.492% due 10/25/2035 ^●		126	104
3.239% due 12/25/2035 ●		816	748
4.242% due 02/25/2037 ^~		2,443	2,402
5.000% due 07/25/2035		178	154
5.500% due 11/25/2035 ^		39	38
5.750% due 05/25/2036		1,238	828
6.000% due 01/25/2037 ^		2,003	1,704
6.000% due 02/25/2037 ^		82	56
6.000% due 04/25/2037		1,968	1,961
6.500% due 08/25/2032		173	178
Countrywide Home Loan Mortgage Pass-Through Trust
2.372% due 04/25/2035 ●		385	368
2.432% due 03/25/2035 ●		9	8
3.502% due 02/20/2036 ^~		73	63
3.621% due 02/25/2047 ^~		204	188
3.656% due 03/25/2037 ^~		206	192
3.816% due 01/20/2035 ~		15	15
3.827% due 04/20/2036 ^~		132	123
3.841% due 11/25/2034 ~		10	10
3.939% due 04/25/2035 ^~		166	149
4.130% due 11/20/2034 ~		32	32
4.177% due 04/20/2035 ~		52	53
4.622% due 01/20/2035 ~		95	99
5.500% due 11/25/2035 ^		144	131
5.500% due 04/25/2038		352	362
6.000% due 04/25/2036		2,110	1,693
6.000% due 03/25/2037 ^		5,867	4,897
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 3.885% due 07/25/2033 ~		8	8
Credit Suisse Mortgage Capital Certificates 3.830% due 08/26/2058		4,399	4,436
Credit Suisse Mortgage Capital Certificates Trust 3.322% due 10/25/2058 ~		2,645	2,654
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.579% due 04/25/2037 ^~		435	204
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 3.537% due 10/25/2035 ~		76	68
First Horizon Alternative Mortgage Securities Trust
3.840% due 06/25/2034 ~		365	369
4.061% due 09/25/2034 ~		113	113
6.000% due 02/25/2037 ^		922	655
6.250% due 08/25/2037 ^		215	159
First Horizon Mortgage Pass-Through Trust 4.664% due 08/25/2035 ~		441	371
Great Hall Mortgages PLC
0.924% due 03/18/2039 ●	GBP	500	652
0.944% due 06/18/2038 ●		421	549
GreenPoint Mortgage Funding Trust 2.232% due 06/25/2045 ●		$641	612

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2019 (Unaudited)

Grifonas Finance PLC 0.000% due 08/28/2039 ●	EUR	171	178
GSR Mortgage Loan Trust
4.133% due 11/25/2035 ~		$37	38
4.217% due 11/25/2035 ^~		664	649
4.370% due 04/25/2035 ~		65	66
4.655% due 11/25/2035 ~		310	312
4.657% due 07/25/2035 ~		232	237
HarborView Mortgage Loan Trust
1.954% due 09/19/2037 ●		251	246
1.975% due 07/21/2036 ●		221	192
2.004% due 03/19/2036 ^●		624	601
2.074% due 11/19/2035 ●		894	862
2.105% due 06/20/2035 ●		236	236
2.204% due 05/19/2035 ●		7	6
2.264% due 01/19/2036 ●		1,565	1,248
4.021% due 01/19/2035 ~		382	381
4.175% due 04/19/2034 ~		93	93
Hawksmoor Mortgages 1.761% due 05/25/2053 ●	GBP	37,615	49,949
HomeBanc Mortgage Trust 4.128% due 04/25/2037 ^~		$951	892
Impac CMB Trust 2.692% due 10/25/2033 ●		33	33
IndyMac Mortgage Loan Trust
1.912% due 07/25/2036 ●		962	896
1.992% due 06/25/2046 ●		1,757	1,577
2.072% due 07/25/2035 ●		372	339
2.092% due 11/25/2035 ^●		182	138
2.092% due 06/25/2037 ^●		350	221
3.380% due 01/25/2036 ^~		120	108
3.571% due 10/25/2035 ~		134	122
3.689% due 06/25/2036 ~		224	219
3.807% due 08/25/2035 ~		173	157
3.807% due 08/25/2035 ^~		138	125
3.855% due 12/25/2034 ~		67	68
3.882% due 08/25/2036 ~		472	458
3.979% due 11/25/2035 ^~		264	251
4.193% due 10/25/2034 ~		353	366
4.430% due 11/25/2035 ^~		6	6
JPMorgan Alternative Loan Trust
2.022% due 12/25/2036 ●		3,720	3,574
2.252% due 03/25/2036 ●		3,319	3,272
6.000% due 12/27/2036		163	133
JPMorgan Chase Commercial Mortgage Securities Trust 3.190% due 12/15/2031 ●		6,100	6,100
JPMorgan Mortgage Trust
3.800% due 10/25/2035 ^~		108	96
3.972% due 11/25/2035 ^~		226	212
4.020% due 06/25/2036 ^~		29	27
4.106% due 07/25/2035 ~		287	292
4.278% due 04/25/2035 ~		28	29
4.431% due 06/25/2035 ~		30	30
4.458% due 08/25/2035 ~		303	311
4.492% due 07/25/2035 ~		106	109
4.563% due 07/25/2035 ~		54	56
4.585% due 08/25/2035 ~		256	260
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ		5,721	5,724
Lehman XS Trust
2.042% due 08/25/2037 ●		5,140	5,119
2.942% due 12/25/2037 ●		20,163	19,864
Luminent Mortgage Trust 2.152% due 12/25/2036 ^●		545	517
MASTR Adjustable Rate Mortgages Trust
2.002% due 04/25/2046 ●		1,690	1,555
3.628% due 12/25/2033 ~		716	708
3.806% due 12/25/2033 ~		26	27
4.696% due 11/21/2034 ~		242	249
MASTR Alternative Loan Trust 2.192% due 03/25/2036 ^●		926	142
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.440% due 11/15/2031 ●		72	73
2.480% due 09/15/2030 ●		38	39
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.180% due 12/15/2030 ●		136	133
2.220% due 06/15/2030 ●		74	74
2.600% due 08/15/2032 ●		133	131
2.612% due 10/20/2029 ●		52	52
Merrill Lynch Mortgage Investors Trust
2.042% due 11/25/2035 ●		363	349
2.559% due 03/25/2030 ●		30	29
2.759% due 11/25/2029 ●		15	15
3.861% due 12/25/2035 ~		98	90
3.944% due 12/25/2034 ~		325	330
4.027% due 02/25/2033 ~		689	690

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2019 (Unaudited)

4.173% due 05/25/2036 ~		45	44
4.194% due 02/25/2034 ~		999	1,015
4.330% due 09/25/2035 ^~		126	117
4.359% due 02/25/2035 ~		271	275
4.429% due 06/25/2037 ~		235	235
Morgan Stanley Mortgage Loan Trust 5.701% due 02/25/2047 þ		250	157
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		37,613	37,646
4.500% due 05/25/2058 ~		5,423	5,723
New York Mortgage Trust 4.460% due 05/25/2036 ^~		182	179
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.029% due 02/25/2036 ^~		89	77
5.820% due 03/25/2047 þ		325	339
6.138% due 03/25/2047 þ		301	314
Provident Funding Mortgage Loan Trust
4.792% due 04/25/2034 ~		14	15
4.875% due 08/25/2033 ~		479	487
Residential Accredit Loans, Inc. Trust
1.972% due 06/25/2046 ●		2,924	1,140
2.092% due 08/25/2035 ●		78	70
2.352% due 12/25/2045 ●		1,109	958
3.255% due 10/25/2037 ~		5,463	5,156
3.599% due 09/25/2045 ●		161	155
5.084% due 09/25/2035 ^~		99	87
Residential Asset Securitization Trust
2.192% due 05/25/2035 ●		6,388	5,320
2.192% due 01/25/2046 ^●		68	29
5.500% due 06/25/2033		92	94
6.250% due 10/25/2036 ^		793	796
6.500% due 06/25/2037		1,795	750
Sequoia Mortgage Trust
1.965% due 07/20/2036 ●		980	957
2.114% due 10/19/2026 ●		22	22
2.475% due 05/20/2034 ●		350	346
2.525% due 10/20/2027 ●		25	25
2.565% due 10/20/2027 ●		57	57
2.665% due 12/20/2032 ●		48	48
Silverstone Master Issuer PLC
1.460% due 01/21/2070 ●	GBP	2,697	3,595
2.536% due 01/21/2070 ●		$366	366
Structured Adjustable Rate Mortgage Loan Trust
2.112% due 10/25/2035 ●		575	561
3.407% due 10/25/2037 ^●		241	237
3.584% due 11/25/2035 ^~		103	98
3.639% due 01/25/2035 ^●		18	18
3.715% due 09/25/2036 ^~		657	542
4.198% due 09/25/2034 ~		5	5
4.241% due 08/25/2035 ~		100	102
4.373% due 04/25/2034 ~		6	6
4.374% due 09/25/2035 ~		452	442
4.389% due 02/25/2034 ~		223	227
4.397% due 05/25/2036 ^~		221	214
Structured Asset Mortgage Investments Trust
2.002% due 04/25/2036 ●		703	712
2.002% due 05/25/2036 ●		3,330	3,176
2.014% due 07/19/2035 ●		634	631
2.022% due 02/25/2036 ●		325	301
2.052% due 03/25/2037 ●		130	87
2.102% due 12/25/2035 ^●		221	227
2.424% due 09/19/2032 ●		110	110
2.424% due 10/19/2034 ●		55	56
2.464% due 03/19/2034 ●		150	151
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 4.460% due 01/25/2034 ~		17	17
TBW Mortgage-Backed Trust 5.970% due 09/25/2036 ^þ		1,230	92
Towd Point Mortgage Funding PLC 1.820% due 10/20/2051 ●	GBP	35,113	46,781
Trinity Square PLC 1.935% due 07/15/2051 ●		13,592	18,144
WaMu Mortgage Pass-Through Certificates Trust
2.342% due 07/25/2044 ●		$1,199	1,199
2.350% due 02/27/2034 ●		643	643
2.372% due 07/25/2045 ●		21	21
2.472% due 01/25/2045 ●		840	836
2.592% due 10/25/2044 ●		250	250
2.939% due 03/25/2047 ^●		4,726	4,386
3.009% due 05/25/2047 ●		642	623
3.147% due 12/25/2046 ^●		2,204	2,082
3.219% due 06/25/2046 ●		76	76
3.239% due 02/25/2046 ●		595	608
3.337% due 12/25/2036 ^~		775	742
3.375% due 01/25/2037 ^~		1,245	1,199
3.439% due 11/25/2042 ●		37	36

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2019 (Unaudited)

3.444% due 05/25/2037 ^~		1,416	1,204
3.501% due 04/25/2037 ^~		766	707
3.639% due 06/25/2042 ●		80	80
3.748% due 12/25/2035 ~		33	33
3.750% due 12/25/2035 ~		359	353
3.837% due 08/25/2036 ^~		141	134
3.868% due 02/25/2037 ^~		1,776	1,662
4.000% due 02/25/2037 ^~		363	348
4.141% due 09/25/2035 ~		234	236
4.419% due 03/25/2035 ~		79	80
4.666% due 06/25/2033 ~		270	276
4.839% due 03/25/2034 ~		55	56
Washington Mutual Mortgage Pass-Through Certificates Trust
3.209% due 05/25/2046 ^●		1,380	1,207
6.000% due 06/25/2037		7,900	7,441
6.500% due 08/25/2035		279	262
Wells Fargo Mortgage-Backed Securities Trust
4.354% due 12/28/2037 ~		3,626	3,497
4.638% due 10/25/2036 ~		22	21
5.220% due 04/25/2036 ~		1,033	1,018
Total Non-Agency Mortgage-Backed Securities (Cost $385,069)			398,602
ASSET-BACKED SECURITIES 6.4%
ACE Securities Corp. Home Equity Loan Trust
3.592% due 10/25/2032 ●		33	34
3.592% due 06/25/2034 ●		160	162
Aegis Asset-Backed Securities Trust 2.222% due 12/25/2035 ●		2,350	2,288
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.722% due 05/25/2035 ●		1,800	1,804
Argent Mortgage Loan Trust 2.272% due 05/25/2035 ●		2,121	2,041
Argent Securities Trust
1.942% due 07/25/2036 ●		4,205	3,657
1.952% due 05/25/2036 ●		1,303	484
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.152% due 10/25/2035 ●		836	838
Aurium CLO DAC 0.680% due 10/13/2029 ●	EUR	2,800	3,128
B&M CLO Ltd. 2.731% due 04/16/2026 ●		$1,241	1,240
Babson Euro CLO BV 0.418% due 10/25/2029 ●	EUR	1,900	2,128
Barings Euro CLO BV
0.680% due 07/27/2030 ●		3,800	4,255
1.050% due 07/27/2030		600	674
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		$3,104	3,108
Bear Stearns Asset-Backed Securities Trust
1.902% due 04/25/2031 ●		130	208
2.052% due 10/25/2036 ●		100	99
California Street CLO Ltd. 3.031% due 10/15/2025 ●		9,779	9,782
Carrington Mortgage Loan Trust 2.192% due 01/25/2036 ●		2,000	1,930
CIFC Funding Ltd. 2.800% due 10/25/2027 ●		9,400	9,382
CIT Mortgage Loan Trust 3.292% due 10/25/2037 ●		12,029	12,217
Citigroup Mortgage Loan Trust 2.022% due 12/25/2036 ●		3,759	2,973
Citigroup Mortgage Loan Trust, Inc.
2.012% due 08/25/2036 ●		517	517
2.122% due 10/25/2036 ●		17,188	16,648
Countrywide Asset-Backed Certificates
1.932% due 08/25/2037 ^●		241	222
1.982% due 11/25/2037 ●		7,386	7,126
2.042% due 03/25/2037 ●		10,300	9,802
5.805% due 04/25/2036 ^~		754	675
Countrywide Asset-Backed Certificates Trust
1.942% due 02/25/2037 ●		11	11
1.982% due 06/25/2047 ●		623	620
2.532% due 08/25/2047 ●		1,127	1,117
Countrywide Asset-Backed Certificates Trust, Inc. 2.572% due 11/25/2034 ●		530	521
Crown Point CLO Ltd. 2.942% due 07/17/2028 ●		13,000	12,941
CSAB Mortgage-Backed Trust 5.684% due 12/25/2036 þ		197	73
CVP Cascade CLO Ltd. 3.151% due 01/16/2026 ●		1,774	1,775
Dorchester Park CLO DAC 2.866% due 04/20/2028 ●		4,150	4,149
Elm Park CLO DAC 0.620% due 04/16/2029 ●	EUR	2,300	2,576

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2019 (Unaudited)

Euro-Galaxy CLO BV 0.820% due 11/10/2030 ●		1,950	2,180
Evans Grove CLO Ltd. 2.834% due 05/28/2028 ●		$11,600	11,528
Figueroa CLO Ltd. 2.758% due 06/20/2027 ●		6,138	6,138
First Franklin Mortgage Loan Trust 2.262% due 11/25/2036 ●		14,950	13,667
Flagship CLO Ltd. 2.851% due 01/16/2026 ●		4,817	4,818
Fremont Home Loan Trust 1.927% due 10/25/2036 ●		3,094	2,902
GSAA Home Equity Trust 6.220% due 03/25/2046 þ		2,012	1,574
GSAMP Trust
2.162% due 03/25/2047 ●		3,000	2,632
2.767% due 03/25/2035 ^●		3,894	3,536
Halcyon Loan Advisors Funding Ltd. 2.886% due 04/20/2027 ●		4,321	4,319
Home Equity Asset Trust
2.242% due 02/25/2036 ●		13,300	13,026
2.587% due 07/25/2034 ●		1,028	1,030
HSI Asset Securitization Corp. Trust 2.062% due 02/25/2036 ●		2,300	2,289
ICG U.S. CLO Ltd. 2.851% due 01/16/2028 ●		5,450	5,432
IndyMac Mortgage Loan Trust 1.862% due 07/25/2036 ●		4,712	2,090
JMP Credit Advisors CLO Ltd. 2.852% due 01/17/2028 ●		13,550	13,499
JPMorgan Mortgage Acquisition Trust 2.002% due 10/25/2036 ●		720	705
Legacy Mortgage Asset Trust
3.438% due 05/25/2059 þ		3,618	3,642
3.750% due 04/25/2059 þ		6,112	6,175
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		5,496	4,345
Lehman XS Trust
1.952% due 05/25/2036 ●		4,752	4,936
2.592% due 10/25/2035 ●		332	332
4.833% due 06/25/2036 þ		5,361	5,536
LoanCore Issuer Ltd. 2.870% due 05/15/2036 ●		14,100	14,102
Long Beach Mortgage Loan Trust 2.527% due 08/25/2035 ●		54	55
Loomis Sayles CLO Ltd. 2.901% due 04/15/2028 ●		9,360	9,316
Man GLG Euro CLO DAC 0.870% due 01/15/2030 ●	EUR	4,150	4,638
Marlette Funding Trust 2.690% due 09/17/2029		$2,928	2,940
Merrill Lynch Mortgage Investors Trust
1.872% due 09/25/2037 ●		126	72
1.912% due 02/25/2037 ●		125	53
MidOcean Credit CLO 2.801% due 04/15/2027 ●		3,907	3,898
Monarch Grove CLO 2.820% due 01/25/2028 ●		8,610	8,585
Morgan Stanley ABS Capital, Inc. Trust
2.022% due 10/25/2036 ●		150	98
2.132% due 03/25/2037 ●		539	306
Morgan Stanley Dean Witter Capital, Inc. Trust 3.142% due 02/25/2033 ●		552	554
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ^~		143	96
6.000% due 02/25/2037 ^~		144	113
Mountain View CLO Ltd. 2.801% due 10/15/2026 ●		5,697	5,695
Neuberger Berman CLO Ltd. 2.801% due 07/15/2027 ●		5,390	5,383
New Century Home Equity Loan Trust 2.557% due 02/25/2035 ●		1,186	1,176
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 2.082% due 03/25/2036 ●		4,100	4,044
NovaStar Mortgage Funding Trust
1.962% due 11/25/2036 ●		1,572	685
2.497% due 01/25/2036 ●		2,200	2,180
2.872% due 06/25/2035 ●		2,517	2,528
OCP CLO Ltd. 2.801% due 07/15/2027 ●		1,247	1,247
Octagon Investment Partners Ltd. 2.851% due 07/15/2027 ●		2,940	2,936
Palmer Square Loan Funding Ltd.
2.836% due 10/24/2027 ●		14,400	14,403
2.936% due 04/20/2027 ●		2,404	2,405

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2019 (Unaudited)

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.282% due 09/25/2035 ●		3,800	3,786
2.767% due 10/25/2034 ●		461	464
2.782% due 09/25/2034 ●		443	445
2.842% due 10/25/2034 ●		4,900	4,895
Popular ABS Mortgage Pass-Through Trust 2.482% due 06/25/2035 ●		626	617
Renaissance Home Equity Loan Trust 2.892% due 09/25/2037 ●		35,639	19,410
Residential Asset Securities Corp. Trust 2.032% due 08/25/2036 ●		4,699	3,688
Residential Mortgage Loan Trust 3.292% due 09/25/2029 ●		6	6
Saxon Asset Securities Trust 2.512% due 05/25/2035 ●		500	484
SLM Student Loan Trust
0.000% due 06/17/2024 ●	EUR	216	242
2.840% due 07/25/2023 ●		$8,220	8,117
3.440% due 04/25/2023 ●		39,401	39,532
Sound Point CLO Ltd. 3.084% due 01/23/2029 ●		24,700	24,687
Soundview Home Loan Trust 1.972% due 07/25/2037 ●		4,650	4,252
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036		21,719	21,806
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		1,917	1,917
Starwood Commercial Mortgage Trust 2.820% due 07/15/2038 ●		23,800	23,797
Structured Asset Investment Loan Trust 2.497% due 03/25/2034 ●		313	310
Structured Asset Securities Corp. Mortgage Loan Trust
2.092% due 04/25/2036 ●		18,389	15,410
2.172% due 10/25/2036 ●		1,700	1,700
3.191% due 04/25/2035 ●		113	112
Sudbury Mill CLO Ltd. 3.152% due 01/17/2026 ●		8,320	8,324
Symphony CLO Ltd.
2.881% due 04/15/2028 ●		2,040	2,036
2.951% due 07/14/2026 ●		6,550	6,554
Telos CLO Ltd. 2.952% due 04/17/2028 ●		5,870	5,861
THL Credit Wind River CLO Ltd.
2.856% due 10/15/2027 ●		800	800
2.881% due 01/15/2026 ●		6,998	7,002
TICP CLO Ltd.
2.766% due 07/20/2027 ●		4,538	4,535
2.806% due 04/20/2028 ●		6,420	6,410
Tralee CLO Ltd. 2.996% due 10/20/2027 ●		6,900	6,902
Venture CDO Ltd. 2.881% due 04/15/2027 ●		5,490	5,468
Venture CLO Ltd.
2.714% due 02/28/2026 ●		23,049	23,011
2.881% due 07/15/2027 ●		6,812	6,802
Vericrest Opportunity Loan Transferee LLC 3.125% due 09/25/2047 þ		2,406	2,415
Wachovia Mortgage Loan Trust 2.452% due 10/25/2035 ●		386	387
Wells Fargo Home Equity Asset-Backed Securities Trust 4.192% due 12/25/2034 ●		400	408
WhiteHorse Ltd. 2.932% due 04/17/2027 ●		5,383	5,381
Total Asset-Backed Securities (Cost $585,408)			593,017
SOVEREIGN ISSUES 4.7%
Argentina Government International Bond
42.836% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	61,890	549
45.399% (BADLARPP + 3.250%) due 03/01/2020 ~		2,600	29
56.589% (ARLLMONP) due 06/21/2020 ~(a)		512,214	4,632
59.928% (BADLARPP) due 10/04/2022 ~(a)		6,295	111
Australia Government International Bond
1.250% due 02/21/2022 (e)	AUD	16,041	11,638
3.000% due 09/20/2025 (e)		69,853	57,867
Autonomous Community of Catalonia 4.950% due 02/11/2020	EUR	11,900	13,421
Brazil Letras do Tesouro Nacional 0.000% due 07/01/2020 (c)	BRL	31,012	7,552
Canada Government Real Return Bond 4.250% due 12/01/2026 (e)(j)	CAD	32,662	31,941
Japan Government International Bond
0.100% due 03/10/2027 (e)	JPY	269,614	2,547
0.100% due 03/10/2028 (e)		6,663,350	63,104
0.100% due 03/10/2029 (e)		5,938,191	56,237

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2019 (Unaudited)

Mexico Government International Bond
4.000% due 11/08/2046 (e)	MXN	1,071	62
7.250% due 12/09/2021		398,000	21,243
7.750% due 05/29/2031		206,976	11,699
New Zealand Government International Bond
2.000% due 09/20/2025 (e)	NZD	99,780	73,394
3.000% due 09/20/2030 (e)		19,935	16,752
Peru Government International Bond 5.940% due 02/12/2029	PEN	30,600	10,419
Qatar Government International Bond 3.875% due 04/23/2023		$11,000	11,630
Saudi Government International Bond 4.000% due 04/17/2025		12,970	14,006
United Kingdom Gilt 1.250% due 11/22/2027 (e)(j)	GBP	18,031	31,518
Total Sovereign Issues (Cost $469,608)			440,351
		SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Banco Bilbao Vizcaya Argentaria S.A. 6.750% due 02/18/2020 ●(f)(g)		1,400,000	1,583
Banco Santander S.A.
5.250% due 09/29/2023 ●(f)(g)		800,000	959
6.250% due 09/11/2021 ●(f)(g)		2,100,000	2,512
Bank of America Corp. 5.875% due 03/15/2028 ●(f)		6,580,000	7,302
Nationwide Building Society 10.250% ~		15,167	3,335
Total Preferred Securities (Cost $14,475)			15,691
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (i) 0.0%			3,022
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
41.333% due 04/03/2020 «~	ARS	86,940	1,191
183.560% due 02/26/2020 - 05/13/2020 (b)(c)		38,790	466
			1,657
U.S. TREASURY BILLS 0.0%
1.649% due 01/16/2020 (c)(d)(n)		$263	263
Total Short-Term Instruments (Cost $5,148)			4,942
Total Investments in Securities (Cost $10,727,700)			11,034,353
		SHARES
INVESTMENTS IN AFFILIATES 1.4%
SHORT-TERM INSTRUMENTS 1.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.4%
PIMCO Short-Term Floating NAV Portfolio III		12,868,978	127,313
Total Short-Term Instruments (Cost $127,300)			127,313
Total Investments in Affiliates (Cost $127,300)			127,313
Total Investments 120.1% (Cost $10,855,000)			$11,161,666
Financial Derivative Instruments (k)(m) (0.1)%(Cost or Premiums, net $(22,490))			(5,893)
Other Assets and Liabilities, net (20.0)%			(1,861,182)
Net Assets 100.0%			$9,294,591

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lloyds Banking Group PLC	3.870%	09/02/2021	05/22/2018	$5,000	$5,032	0.05%
Lloyds Banking Group PLC	3.870	09/02/2020	05/22/2018	5,000	5,013	0.05
				$10,000	$10,045	0.10%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$3,022	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(3,085)	$3,022	$3,022
Total Repurchase Agreements						$(3,085)	$3,022	$3,022

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BSN	1.820%	11/12/2019	01/23/2020		$(110,396)	$(110,680)
CIB	1.880	11/06/2019	01/06/2020		(69,068)	(69,274)
	1.880	12/09/2019	01/06/2020		(98,040)	(98,163)
	1.940	12/04/2019	01/13/2020		(1,641)	(1,644)
	2.000	12/06/2019	01/06/2020		(50,604)	(50,680)
FOB	2.150	12/09/2019	01/06/2020		(63,792)	(63,883)
IND	0.970	11/21/2019	02/12/2020	GBP	(25,254)	(33,488)
	1.890	12/04/2019	01/14/2020		$(3,282)	(3,287)
	1.950	11/29/2019	01/16/2020		(4,085)	(4,093)
	1.970	12/13/2019	01/14/2020		(37,944)	(37,986)
RCY	1.910	11/07/2019	01/16/2020		(56,973)	(57,142)
SCX	1.870	12/04/2019	01/29/2020		(1,026)	(1,027)
	1.870	01/02/2020	01/29/2020		(50,008)	(50,008)
	1.880	01/02/2020	01/29/2020		(158,862)	(158,862)
	1.880	01/02/2020	02/28/2020		(2,237)	(2,237)
	1.890	11/04/2019	01/28/2020		(26,300)	(26,381)
	1.890	01/02/2020	01/28/2020		(4,699)	(4,699)
Total Reverse Repurchase Agreements						$(773,534)

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2019 (Unaudited)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date		Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
RBC	1.790%	12/06/2019	01/10/2020	CAD	(41,663)	$(31,655)
Total Sale-Buyback Transactions						$(31,655)

(j)	Securities with an aggregate market value of $807,285 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(516,258) at a weighted average interest rate of 1.217%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Payable for sale-buyback transactions includes $(13) of deferred price drop.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February 2020 Futures	$127.500	01/24/2020	131	$131	$(31)	$(25)
Call - CBOT U.S. Treasury 10-Year Note February 2020 Futures	129.500	01/24/2020	715	715	(543)	(100)
Put - CBOT U.S. Treasury 10-Year Note February 2020 Futures	129.500	01/24/2020	584	584	(528)	(712)
Total Written Options					$(1,102)	$(837)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 114.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	2,793	$16	$(1)	$0	$0
Call Options Strike @ EUR 139.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	115	1	0	0	0
Call Options Strike @ EUR 190.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	9	0	0	0	0
Euro-BTP Italy Government Bond March Futures	03/2020	3,835	485,394	388	0	(279)
Euro-Bund 10-Year Bond March Futures	03/2020	2,498	477,714	(7,968)	0	(3,138)
Put Options Strike @ EUR 157.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	1,156	13	(1)	0	0
U.S. Treasury 2-Year Note March Futures	03/2020	433	93,312	(46)	20	0
U.S. Treasury 10-Year Ultra March Futures	03/2020	1,439	202,472	(589)	0	(247)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2020	292	53,044	(1,597)	0	(338)
				$(9,814)	$20	$(4,002)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note March Futures	03/2020	190	$(15,335)	$103	$17	$(4)
Australia Government 10-Year Bond March Futures	03/2020	306	(30,698)	605	161	0
Call Options Strike @ EUR 172.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	545	(342)	415	220	0
Euro-Bobl March Futures	03/2020	1,880	(281,798)	852	759	0
Euro-Buxl 30-Year Bond March Futures	03/2020	761	(169,340)	4,336	2,612	0
Euro-OAT France Government 10-Year Bond March Futures	03/2020	9	(1,643)	22	11	0
Euro-Schatz March Futures	03/2020	13,665	(1,715,283)	674	843	0
Japan Government 10-Year Bond March Futures	03/2020	82	(114,848)	19	68	(90)
Put Options Strike @ EUR 172.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	545	(1,265)	(577)	0	(465)
U.S. Treasury 5-Year Note March Futures	03/2020	3,137	(372,078)	1,374	74	0
U.S. Treasury 30-Year Bond March Futures	03/2020	2,552	(397,873)	7,770	877	0
United Kingdom Long Gilt March Futures	03/2020	173	(30,106)	244	291	(131)
				$15,837	$5,933	$(690)
Total Futures Contracts				$6,023	$5,953	$(4,692)

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2019 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.132%	EUR	3,690	$61	$(24)	$37	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2020	0.347		$2,000	(50)	63	13	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.652		4,100	(227)	283	56	0	0
							$(216)	$322	$106	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.HY-33 5-Year Index	(5.000)%	Quarterly	12/20/2024	$276,408	$(16,873)	$(10,261)	$(27,134)	$96	$0

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$42,320	$99	$(1,380)	$(1,281)	$528	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		8,500	21	(1,081)	(1,060)	111	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047		18,483	105	(2,617)	(2,512)	243	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		6,490	16	(929)	(913)	86	0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	46,850	143	(4,299)	(4,156)	0	(18)
Pay (7)	3-Month USD-LIBOR	1.849	Semi-Annual	02/24/2025		$93,200	0	522	522	0	(91)
Receive(7)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		107,340	2,672	(3,602)	(930)	162	0
Receive(7)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		85,250	520	(2,713)	(2,193)	139	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		82,290	2,830	(2,563)	267	180	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		14,590	786	(1,253)	(467)	41	0
Receive	3-Month USD-LIBOR	2.765	Semi-Annual	07/18/2028		48,180	559	(4,440)	(3,881)	113	0
Receive(7)	3-Month USD-LIBOR	1.750	Semi-Annual	09/12/2029		446,210	1,039	5,480	6,519	912	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049		30,600	(122)	(845)	(967)	349	0
Receive(7)	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		14,400	(43)	(404)	(447)	165	0
Pay(7)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030	GBP	1,820	(5)	(59)	(64)	0	(14)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028	JPY	1,141,690	(15)	(186)	(201)	0	(9)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		2,225,400	(119)	(565)	(684)	0	(20)
Receive	28-Day MXN-TIIE	6.525	Lunar	12/09/2021	MXN	389,500	0	74	74	0	(1)
Receive	CPTFEMU	1.085	Maturity	01/15/2024	EUR	40	0	0	0	0	0
Pay	CPTFEMU	1.243	Maturity	08/15/2039		10,770	0	(432)	(432)	0	(45)
Pay	CPTFEMU	1.946	Maturity	03/15/2048		6,045	3	1,246	1,249	0	(85)
Pay	CPTFEMU	1.945	Maturity	11/15/2048		375	0	78	78	0	(3)
Pay	CPTFEMU	1.950	Maturity	11/15/2048		8,460	29	1,756	1,785	0	(72)
Pay	CPTFEMU	1.387	Maturity	08/15/2049		5,250	0	(322)	(322)	0	(42)
Receive	CPURNSA	1.430	Maturity	07/25/2020		$900	0	3	3	0	(1)
Receive	CPURNSA	2.027	Maturity	11/23/2020		47,100	0	50	50	0	(12)
Receive	CPURNSA	2.021	Maturity	11/25/2020		44,600	0	54	54	0	(11)
Receive	CPURNSA	1.875	Maturity	03/14/2021		45,000	0	84	84	0	(16)
Receive	CPURNSA	1.927	Maturity	03/18/2021		5,900	0	5	5	0	(2)
Receive	CPURNSA	1.432	Maturity	07/25/2021		13,100	0	90	90	18	0
Receive	CPURNSA	1.550	Maturity	07/26/2021		31,500	1,066	(306)	760	47	0
Receive	CPURNSA	1.432	Maturity	08/06/2021		33,000	0	234	234	54	0
Receive	CPURNSA	1.445	Maturity	09/09/2021		53,590	0	404	404	64	0
Receive	CPURNSA	1.603	Maturity	09/12/2021		25,330	763	(262)	501	31	0
Receive	CPURNSA	1.580	Maturity	09/20/2021		96,300	0	432	432	96	0
Receive	CPURNSA	1.592	Maturity	09/20/2021		27,700	(5)	123	118	28	0
Receive	CPURNSA	1.488	Maturity	10/01/2021		25,800	0	153	153	20	0
Receive	CPURNSA	2.069	Maturity	07/15/2022		17,600	0	(89)	(89)	7	0
Receive	CPURNSA	2.210	Maturity	02/05/2023		116,510	0	(1,937)	(1,937)	96	0
Receive	CPURNSA	2.263	Maturity	04/27/2023		14,183	0	(326)	(326)	14	0
Pay	CPURNSA	2.370	Maturity	06/06/2028		22,300	0	1,023	1,023	0	(54)
Pay	CPURNSA	2.379	Maturity	07/09/2028		14,700	(8)	704	696	0	(41)

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2019 (Unaudited)

Pay	CPURNSA	2.165	Maturity	04/16/2029		32,400	0	588	588	0	(98)
Pay	CPURNSA	1.998	Maturity	07/25/2029		9,100	1	31	32	0	(28)
Pay	CPURNSA	1.760	Maturity	11/04/2029		78,400	(65)	(1,744)	(1,809)	0	(225)
Pay	CPURNSA	1.883	Maturity	11/20/2029		23,300	22	(286)	(264)	0	(69)
Receive	FRCPXTOB	1.000	Maturity	04/15/2020	EUR	4,870	0	(7)	(7)	0	(6)
Receive	FRCPXTOB	1.160	Maturity	08/15/2020		2,180	1	(18)	(17)	0	0
Receive	FRCPXTOB	1.345	Maturity	06/15/2021		23,170	(1)	(327)	(328)	4	0
Receive	FRCPXTOB	1.030	Maturity	03/15/2024		20,100	0	(74)	(74)	0	(9)
Pay	FRCPXTOB	1.280	Maturity	11/15/2034		5,500	0	(52)	(52)	0	(12)
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		200	0	29	29	0	(1)
Pay	FRCPXTOB	1.410	Maturity	11/15/2039		18,500	0	(234)	(234)	0	(117)
Pay	UKRPI	3.850	Maturity	09/15/2024	GBP	53,400	9	2,529	2,538	171	0
Pay	UKRPI	3.350	Maturity	05/15/2030		9,920	(215)	639	424	9	0
Pay	UKRPI	3.400	Maturity	06/15/2030		16,110	(101)	951	850	18	0
Pay	UKRPI	3.325	Maturity	08/15/2030		49,000	460	767	1,227	2	0
Pay	UKRPI	3.300	Maturity	12/15/2030		600	(29)	32	3	0	0
Pay	UKRPI	3.100	Maturity	06/15/2031		29,140	(3,531)	1,399	(2,132)	11	0
Pay	UKRPI	3.530	Maturity	10/15/2031		3,700	91	84	175	0	(5)
Pay	UKRPI	3.470	Maturity	09/15/2032		51,215	6	2,076	2,082	0	(87)
Pay	UKRPI	3.500	Maturity	09/15/2033		5,610	4	268	272	0	(16)
Pay	UKRPI	3.579	Maturity	10/15/2033		7,300	0	566	566	0	(19)
Pay	UKRPI	3.572	Maturity	05/15/2034		30,820	0	1,659	1,659	0	(85)
Receive	UKRPI	3.610	Maturity	09/15/2034		52,400	0	(3,749)	(3,749)	170	0
Pay	UKRPI	3.358	Maturity	04/15/2035		16,400	(482)	1,495	1,013	0	(62)
Pay	UKRPI	3.580	Maturity	06/15/2039		3,820	4	419	423	0	(35)
Pay	UKRPI	3.600	Maturity	06/15/2039		12,250	(3)	1,465	1,462	0	(113)
							$6,505	$(9,589)	$(3,084)	$3,889	$(1,524)
Total Swap Agreements							$(10,584)	$(19,528)	$(30,112)	$3,985	$(1,524)

(l)	Securities with an aggregate market value of $62,716 and cash of $10,526 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	Future styled option.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2020	AUD	101,518		$68,928	$0	$(2,326)
	01/2020	NZD	135,328		86,949	0	(4,158)
	03/2020		$13,985	KRW	16,592,503	398	0
	03/2020		9,073	TWD	274,631	161	0
BPS	01/2020	GBP	2,910		$3,869	23	(10)
	01/2020	IDR	69,960,280		4,989	0	(67)
	01/2020	INR	353,162		4,957	6	0
	01/2020		$1,128	EUR	1,008	3	0
	01/2020		1,775	GBP	1,367	36	0
	01/2020		4,988	INR	354,593	0	(13)
	01/2020		10,068	PHP	510,604	9	(9)
	01/2020		5,128	RUB	318,384	1	0
	02/2020		4,945	INR	353,162	0	0
	03/2020		47,555	IDR	678,032,236	1,161	0
	03/2020		4,363	KRW	5,171,900	120	0
BRC	01/2020		226,428	DKK	1,515,608	1,077	0
	01/2020		3,336	GBP	2,553	47	0
	01/2020		331	ILS	1,150	2	0
	01/2020		4,937	MXN	97,050	194	0
	03/2020		8,329	KRW	9,874,862	231	0
	04/2020	DKK	1,515,608		$227,867	0	(1,046)
CBK	01/2020	BRL	92,599		22,777	0	(242)

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2019 (Unaudited)

	01/2020	GBP	1,435		1,868	0	(34)
	01/2020	MXN	413,614		21,372	0	(423)
	01/2020	PEN	32,683		9,600	0	(261)
	01/2020	TRY	58,187		9,881	137	0
	01/2020		$22,771	BRL	92,599	248	0
	01/2020		12,584	JPY	1,366,226	0	(8)
	02/2020	COP	176,158		$51	0	(3)
	02/2020		$22,749	BRL	92,599	249	0
	03/2020	KRW	54,296,169		$46,277	0	(789)
	07/2020	BRL	31,012		7,423	0	(223)
DUB	01/2020	TWD	150,413		5,011	0	(24)
FBF	03/2020		$18,656	KRW	22,118,645	517	0
	03/2020		28,179	TWD	852,358	480	0
GLM	01/2020	DKK	1,519,485		$224,063	0	(4,025)
	01/2020	EUR	57,652		63,706	0	(990)
	01/2020	GBP	4,126		5,408	0	(58)
	01/2020		$25,751	MXN	504,580	837	0
	02/2020		1,182		22,701	11	0
	03/2020	SGD	32,080		$23,464	0	(405)
HUS	01/2020	EUR	69,502		77,147	0	(847)
	01/2020	GBP	93,923		121,248	0	(3,188)
	01/2020	JPY	14,942,700		136,671	0	(877)
	01/2020	RUB	628,276		9,881	0	(234)
	01/2020	TWD	149,647		4,911	0	(87)
	01/2020		$32,154	CAD	42,356	465	0
	01/2020		8,673	GBP	6,536	46	(60)
	01/2020		4,909	INR	353,162	42	0
	01/2020		10,158	MXN	194,541	106	0
	02/2020		16,324	CLP	12,938,875	894	0
	03/2020	INR	9,291		$128	0	(2)
IND	01/2020		$5,001	TWD	149,647	0	(3)
	02/2020	TWD	149,647		$5,011	0	(2)
	03/2020		$23,431	SGD	31,824	248	0
JPM	01/2020	BRL	30,370		$7,895	345	0
	01/2020	TWD	150,832		4,964	0	(82)
	01/2020		$7,535	BRL	30,370	15	0
	02/2020		432	PLN	1,694	14	0
MYI	01/2020	TWD	150,091		$5,002	0	(25)
	01/2020		$1,265	AUD	1,839	26	0
	01/2020		4,997	INR	355,937	0	(7)
	01/2020		1,639	NZD	2,478	30	0
	01/2020		709	TRY	4,090	0	(24)
NGF	03/2020	TWD	1,498,192		$49,522	0	(852)
RYL	01/2020	MXN	97,050		5,141	11	0
	01/2020		$5,122	MXN	97,050	0	(10)
	01/2020		5,027	PHP	257,325	51	0
	02/2020	TRY	41,339		$6,888	0	(5)
	03/2020	CNH	3,973		551	0	(19)
SCX	01/2020	PHP	258,663		5,084	0	(24)
	01/2020	THB	149,021		4,940	0	(38)
	01/2020	TRY	29,633		4,940	0	(10)
	01/2020		$1,121	GBP	858	16	0
	01/2020		4,939	INR	352,861	5	0
	01/2020		5,082	PHP	258,663	26	0
	03/2020		927	CNY	6,524	8	0
	03/2020		12,046	TWD	364,452	208	0
SOG	01/2020	THB	150,252		$4,964	0	(52)
SSB	01/2020	PHP	515,988		10,160	0	(25)
	01/2020		$4,984	MXN	94,666	10	0
	01/2020		10,168	PHP	517,327	39	0
	02/2020		5,069		257,325	3	0
TOR	01/2020	BRL	92,599		$22,973	0	(46)
	01/2020		$21,715	BRL	92,599	1,305	0
UAG	01/2020	CAD	42,109		$31,637	0	(792)
	01/2020		$45,527	RUB	2,998,353	2,695	0
Total Forward Foreign Currency Contracts						$12,556	$(22,425)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	03/10/2020	1,211,310	$1,720	$111
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	03/10/2020	1,251,300	1,778	115
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.066	10/02/2020	1,304,600	5,208	1,075
							$8,706	$1,301

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2019 (Unaudited)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 02/01/2050	$72.500	02/05/2020	175,500	$7	$0
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2050	65.000	01/07/2020	62,500	2	0
					$9	$0
Total Purchased Options					$8,715	$1,301

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425%	03/18/2020	25,700	$(16)	$(22)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	9,700	(8)	(15)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	25,700	(29)	(8)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	9,700	(12)	(2)
BPS	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	7,000	(4)	(14)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	7,000	(10)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	02/19/2020	11,300	(6)	(15)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	7,000	(4)	(16)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	18,300	(28)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	13,900	(21)	(1)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	17,300	(14)	(26)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	17,300	(22)	(3)
BRC	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	7,400	(4)	(17)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	7,400	(15)	(1)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	39,800	(20)	(34)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	39,800	(47)	(12)
DBL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	14,600	(8)	(28)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	14,600	(22)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	02/19/2020	12,800	(5)	(8)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	02/19/2020	12,800	(11)	(2)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	7,200	(5)	(11)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	7,200	(11)	(1)
GST	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	16,600	(14)	(25)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	16,600	(17)	(3)
JLN	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	8,600	(5)	(7)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	8,600	(9)	(3)
JPM	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	9,100	(9)	(14)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	9,100	(10)	(2)
MEI	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	7,600	(5)	(17)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	7,600	(9)	(1)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	9,700	(8)	(15)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	9,700	(11)	(2)
						$(419)	$(327)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date(2)	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	253,500	$(2,263)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	33,200	(428)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	46,100	(2,097)	(61)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	182,300	(1,326)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	27,400	(190)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	149,900	(1,694)	0
	Floor - OTC YOY CPURNSA	238.643	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	64,700	(1,194)	0
						$(9,192)	$(61)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.404%	03/10/2020	255,120	$(1,766)	$(239)
DUB	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.404	03/10/2020	263,600	(1,825)	(247)

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2019 (Unaudited)

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.302	10/02/2020	274,200	(5,210)	(1,137)
							$(8,801)	$(1,623)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor (3)	0.000%	10-Year USD-ISDA – 2-Year USD-ISDA	01/02/2020	639,100	$(495)	$0
Total Written Options						$(18,907)	$(2,011)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(4)

									Swap Agreements, at Value(8)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(6)	Notional Amount(7)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	(1.000)%	Quarterly	12/20/2023	0.559%	$15,700	$142	$(414)	$0	$(272)
BPS	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	0.559	17,300	172	(471)	0	(299)
BRC	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	0.559	7,700	66	(199)	0	(133)
GST	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	0.559	3,300	28	(85)	0	(57)
HUS	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	0.559	20,200	187	(537)	0	(350)
							$595	$(1,706)	$0	$(1,111)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(5)

									Swap Agreements, at Value(8)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(6)	Notional Amount(7)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
HUS	Brazil Government International Bond	1.000%	Quarterly	03/20/2020	0.275%	$25,600	$68	$(18)	$50	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(5)
								Swap Agreements, at Value(8)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(7)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	$23,700	$(1,245)	$1,555	$310	$0
MEI	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	4,800	(335)	398	63	0
SAL	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	12,300	(26)	36	10	0
						$(1,606)	$1,989	$383	$0

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	1-Year ILS-TELBOR	0.285%	Annual	02/16/2020	ILS	141,370	$0	$(99)	$0	$(99)
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		86,740	0	(74)	0	(74)
	Pay	1-Year ILS-TELBOR	1.963	Annual	02/16/2028		29,770	(2)	995	993	0
	Pay	CPURNSA	2.500	Maturity	07/15/2022		$50,000	330	(5,494)	0	(5,164)
BRC	Receive	1-Year ILS-TELBOR	0.374	Annual	06/20/2020	ILS	74,520	0	(65)	0	(65)
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		16,030	0	505	505	0
DUB	Receive	1-Year ILS-TELBOR	0.414	Annual	06/20/2020		71,730	0	(71)	0	(71)
	Pay	1-Year ILS-TELBOR	2.100	Annual	06/20/2028		15,310	0	541	541	0
GLM	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		58,880	4	(54)	0	(50)
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		18,170	0	562	562	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		12,600	0	412	412	0
								$332	$(2,842)	$3,013	$(5,523)

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2019 (Unaudited)

TOTAL RETURN SWAPS ON SECURITIES

										Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.220%	Maturity	01/02/2020	$346,100	$(1)	$(18)	$0	$(19)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.090%	Maturity	02/10/2020	46,800	0	(62)	0	(62)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	1.940%	Maturity	05/21/2020	63,900	0	373	373	0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	1.950%	Maturity	05/26/2020	250,000	0	1,206	1,206	0
GLM	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.100%	Maturity	01/06/2020	100,000	0	530	530	0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.100%	Maturity	01/07/2020	372,200	0	1,297	1,297	0
JPM	Receive	U.S. Treasury Inflation Protected Securities	N/A	1.950%	Maturity	01/16/2020	267,900	0	1,368	1,368	0
MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.260%	Maturity	01/03/2020	575,000	0	32	32	0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.010%	Maturity	01/16/2020	150,000	0	264	264	0
								$(1)	$4,990	$5070	$(81)
Total Swap Agreements								$(612)	$2,413	$8,516	$(6,715)

(n)	Securities with an aggregate market value of $15,485 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	YOY options may have a series of expirations.
(3)	The underlying instrument has a forward starting effective date
(4)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(5)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(6)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(8)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(9)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.
FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$421,379	$0	$421,379
Industrials	0	15,159	0	15,159
Specialty Finance	0	10,045	0	10,045
Utilities	0	59,002	0	59,002
U.S. Government Agencies	0	1,393,357	0	1,393,357
U.S. Treasury Obligations	0	7,682,808	0	7,682,808
Non-Agency Mortgage-Backed Securities	0	398,602	0	398,602
Asset-Backed Securities	0	593,017	0	593,017
Sovereign Issues	0	440,351	0	440,351
Preferred Securities
Banking & Finance	0	15,691	0	15,691
Short-Term Instruments
Repurchase Agreements	0	3,022	0	3,022
Argentina Treasury Bills	0	466	1,191	1,657
U.S. Treasury Bills	0	263	0	263
	$0	$11,033,162	$1,191	$11,034,353

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2019 (Unaudited)

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$127,313	$0	$0	$127,313
Total Investments	$127,313	$11,033,162	$1,191	$11,161,666
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5,953	3,985	0	9,938
Over the counter	0	22,373	0	22,373
	$5,953	$26,358	$0	$32,311
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4,692)	(2,361)	0	(7,053)
Over the counter	0	(31,151)	0	(31,151)
	$(4,692)	$(33,512)	$0	$(38,204)
Total Financial Derivative Instruments	$1,261	$(7,154)	$0	$(5,893)
Totals	$128,574	$11,026,008	$1,191	$11,155,773

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO Real Return Portfolio	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 157.7% ¤
U.S. TREASURY OBLIGATIONS 157.5%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2020	$27,539	$27,506
0.125% due 04/15/2021 (c)	75,193	75,041
0.125% due 04/15/2022	18,254	18,228
0.125% due 07/15/2022	33,953	34,098
0.125% due 01/15/2023	44,975	44,976
0.125% due 07/15/2026 (c)	87,778	88,077
0.250% due 01/15/2025	3,075	3,103
0.250% due 07/15/2029 (c)	30,926	31,237
0.375% due 07/15/2023	36,902	37,416
0.375% due 07/15/2025	39,169	39,975
0.375% due 01/15/2027 (c)	93,879	95,328
0.375% due 07/15/2027 (c)	63,963	65,263
0.500% due 01/15/2028	22,807	23,403
0.625% due 07/15/2021	17,698	17,897
0.625% due 04/15/2023 (c)	81,848	83,124
0.625% due 01/15/2024	960	980
0.625% due 01/15/2026	27,076	27,912
0.625% due 02/15/2043	13,477	13,640
0.750% due 07/15/2028	45,704	48,097
0.750% due 02/15/2042	18,222	18,941
0.750% due 02/15/2045	6,415	6,658
0.875% due 01/15/2029 (c)	174,117	184,955
1.000% due 02/15/2046	17,378	19,127
1.000% due 02/15/2048	10,436	11,558
1.000% due 02/15/2049	40,192	44,704
1.250% due 07/15/2020	20,060	20,253
1.375% due 02/15/2044	39,807	46,980
1.750% due 01/15/2028	32,392	36,398
2.125% due 02/15/2040	3,334	4,360
2.125% due 02/15/2041	9,166	12,081
2.500% due 01/15/2029	3,080	3,714
3.625% due 04/15/2028	35,673	45,645
3.875% due 04/15/2029	2,829	3,775
Total U.S. Treasury Obligations (Cost $1,211,816)		1,234,450
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.072% due 01/25/2035 ●	197	196
Merrill Lynch Mortgage Investors Trust 2.212% due 07/25/2030 ●	909	877
Total Non-Agency Mortgage-Backed Securities (Cost $1,047)		1,073
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		588
Total Short-Term Instruments (Cost $588)		588
Total Investments in Securities (Cost $1,213,451)		1,236,111
	SHARES
INVESTMENTS IN AFFILIATES 1.3%
SHORT-TERM INSTRUMENTS 1.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.3%
PIMCO Short-Term Floating NAV Portfolio III	1,032,758	10,217
Total Short-Term Instruments (Cost $10,216)		10,217
Total Investments in Affiliates (Cost $10,216)		10,217
Total Investments 159.0% (Cost $1,223,667)		$1,246,328
Financial Derivative Instruments (d) 0.0%(Cost or Premiums, net $(996))		312

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	December 31, 2019 (Unaudited)

Other Assets and Liabilities, net (59.0)%	(462,648)
Net Assets 100.0%	$783,992

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

●

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.250%	12/31/2019	01/02/2020	$588	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(604)	$588	$588
Total Repurchase Agreements						$(604)	$588	$588

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	1.970%	11/18/2019	02/18/2020	$(106,026)	$(106,287)
BSN	1.790	11/01/2019	01/10/2020	(72,631)	(72,855)
	1.790	12/12/2019	01/10/2020	(78,597)	(78,679)
	1.790	12/17/2019	01/13/2020	(3,027)	(3,030)
	1.820	11/12/2019	01/23/2020	(58,848)	(59,000)
	1.820	12/17/2019	01/23/2020	(32,762)	(32,788)
DEU	1.920	12/04/2019	01/16/2020	(9,135)	(9,149)
GRE	1.890	11/08/2019	02/07/2020	(3,220)	(3,229)
	1.930	11/04/2019	01/02/2020	(95,208)	(95,509)
	2.000	12/10/2019	02/04/2020	(4,826)	(4,832)
Total Reverse Repurchase Agreements					$(465,358)

(c)	Securities with an aggregate market value of $466,844 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2019 was $(363,537) at a weighted average interest rate of 2.216%.  Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered	Currency to be Received	Asset	Liability
CBK	01/2020	JPY	59,600	$549	$0	$0
Total Forward Foreign Currency Contracts					$0	$0

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date(1)	Notional Amount(2)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	11,400	$(102)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	2,700	(35)	0
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	28,300	(206)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	2,400	(16)	0
	Cap - OTC YOY CPURNSA	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020	59,200	(157)	156
	Cap - OTC YOY CPURNSA	233.707	Maximum of [(3 + 0.000%) - (Final Index/Initial Index)] or 0	04/10/2020	59,200	(157)	156
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	17,000	(192)	0

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	December 31, 2019 (Unaudited)

Floor - OTC YOY CPURNSA	238.643	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	7,100	(131)	0
Total Written Options					$(996)	$312

(1)	YOY options may have a series of expirations.
(2)	Notional Amount represents the number of contracts.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$1,234,450	$0	$1,234,450
Non-Agency Mortgage-Backed Securities	0	1,073	0	1,073
Short-Term Instruments
Repurchase Agreements	0	588	0	588
	$0	$1,236,111	$0	$1,236,111
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,217	$0	$0	$10,217
Total Investments	$10,217	$1,236,111	$0	$1,246,328
Financial Derivative Instruments - Liabilities
Over the counter	$0	$312	$0	$312
Total Financial Derivative Instruments	$0	$312	$0	$312
Totals	$10,217	$1,236,423	$0	$1,246,640

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO Real Estate Real Return Strategy Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s	)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 167.1% ¤
CORPORATE BONDS & NOTES 6.5%
BANKING & FINANCE 5.2%
Ally Financial, Inc.
4.125% due 03/30/2020		$200		$201
7.500% due 09/15/2020		100		104
8.000% due 03/15/2020		100		101
American Tower Corp. 3.000% due 06/15/2023		200		205
Aviation Capital Group LLC 2.875% due 01/20/2022		200		201
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 ●(f)(g)	EUR	400		491
Bank of Ireland 7.375% due 06/18/2020 ●(f)(g)		640		742
Cooperatieve Rabobank UA 5.500% due 06/29/2020 ●(f)(g)		1,300		1,495
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		$1,700		1,770
Deutsche Bank AG 4.250% due 10/14/2021		6,200		6,376
Five Corners Funding Trust 4.419% due 11/15/2023		100		109
Ford Motor Credit Co. LLC 3.550% due 10/07/2022		1,300		1,319
HSBC Holdings PLC 6.000% due 03/29/2040	GBP	1,400		2,534
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	78,977		11,674
2.500% due 10/01/2047		10		2
Lloyds Banking Group PLC 2.728% (US0003M + 0.800%) due 06/21/2021 ~		$1,300		1,307
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.652% due 09/19/2022		200		202
3.406% due 02/28/2022		800		818
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021		200		198
2.600% due 09/28/2022		200		200
3.450% due 03/15/2023		100		102
3.650% due 09/21/2021		200		204
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050	DKK	81,601		12,059
2.500% due 10/01/2047		2		0
Nykredit Realkredit A/S
1.000% due 10/01/2050		49,507		7,318
2.500% due 10/01/2047		8		1
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		$200		214
Realkredit Danmark A/S 2.500% due 07/01/2047	DKK	33		5
Royal Bank of Scotland Group PLC
3.497% (US0003M + 1.550%) due 06/25/2024 ~		$1,900		1,930
4.519% due 06/25/2024 ●		1,200		1,275
7.500% due 08/10/2020 ●(f)(g)		600		614
8.625% due 08/15/2021 ●(f)(g)		1,320		1,430
UniCredit SpA 7.830% due 12/04/2023		4,650		5,426
				60,627
INDUSTRIALS 0.9%
Bayer U.S. Finance LLC 3.000% due 10/08/2021		1,200		1,215
Charter Communications Operating LLC 4.464% due 07/23/2022		300		315
Conagra Brands, Inc. 3.800% due 10/22/2021		1,900		1,961
Cox Communications, Inc. 3.250% due 12/15/2022		500		514
Discovery Communications LLC 2.950% due 03/20/2023		100		102
Energy Transfer Operating LP 3.600% due 02/01/2023		100		102

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2019 (Unaudited)

Enterprise Products Operating LLC 3.350% due 03/15/2023	200	207
Huntsman International LLC 5.125% due 11/15/2022	400	427
Imperial Brands Finance PLC
3.500% due 02/11/2023	200	205
3.750% due 07/21/2022	200	206
JT International Financial Services BV 3.500% due 09/28/2023	200	208
Microchip Technology, Inc. 3.922% due 06/01/2021	1,700	1,739
Mitsubishi Corp. 2.625% due 07/14/2022	400	403
NXP BV 3.875% due 09/01/2022	200	208
Panasonic Corp. 2.536% due 07/19/2022	400	403
RELX Capital, Inc. 3.500% due 03/16/2023	100	104
Sabine Pass Liquefaction LLC 5.625% due 02/01/2021	100	103
Toyota Tsusho Corp. 3.625% due 09/13/2023	800	836
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025	246	277
VMware, Inc. 3.900% due 08/21/2027	200	209
Volkswagen Group of America Finance LLC 2.795% (US0003M + 0.860%) due 09/24/2021 ~	500	504
		10,248
UTILITIES 0.4%
AT&T, Inc.
5.150% due 02/15/2050	1,400	1,687
5.300% due 08/15/2058	500	612
Duke Energy Corp. 2.400% due 08/15/2022	100	101
Petrobras Global Finance BV 5.093% due 01/15/2030	1,161	1,245
Sempra Energy
2.344% (US0003M + 0.450%) due 03/15/2021 ~	800	800
4.050% due 12/01/2023	300	319
		4,764
Total Corporate Bonds & Notes (Cost $74,321)		75,639
U.S. GOVERNMENT AGENCIES 13.7%
Fannie Mae 3.527% due 09/01/2044 - 10/01/2044 ●	17	17
Freddie Mac
2.340% due 12/15/2037 ●	104	104
3.808% due 09/01/2036 ●	46	48
3.875% due 10/01/2036 ●	27	29
4.175% due 07/01/2036 ●	56	59
Ginnie Mae 2.266% due 08/20/2068 ●	3,068	3,007
NCUA Guaranteed Notes 2.273% due 12/08/2020 ●	572	572
Uniform Mortgage-Backed Security 4.000% due 09/01/2048 - 03/01/2049	240	250
Uniform Mortgage-Backed Security, TBA
2.500% due 02/01/2050	14,700	14,520
3.000% due 02/01/2050	33,100	33,529
3.500% due 01/01/2050	22,930	23,577
4.000% due 01/01/2050 - 02/01/2050	79,300	82,472
Total U.S. Government Agencies (Cost $157,900)		158,184
U.S. TREASURY OBLIGATIONS 83.9%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021 (i)	302,615	302,004
0.125% due 01/15/2022	4,775	4,773
0.125% due 04/15/2022 (i)	108,991	108,839
0.125% due 07/15/2022 (m)	356	357
0.125% due 01/15/2023 (i)(k)	83,886	83,887
0.125% due 07/15/2026	15,192	15,243
0.250% due 07/15/2029 (i)	70,681	71,393
0.375% due 01/15/2027	18,281	18,564
0.375% due 07/15/2027	3,577	3,650
0.500% due 04/15/2024	9,857	10,018
0.500% due 01/15/2028 (i)	92,983	95,414
0.625% due 07/15/2021 (i)(k)(m)	39,863	40,312
0.625% due 04/15/2023 (k)(m)	4,952	5,030
0.625% due 01/15/2026	35,708	36,811

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2019 (Unaudited)

0.625% due 02/15/2043 (m)		425	431
0.750% due 07/15/2028		10,232	10,767
0.750% due 02/15/2045 (m)		2,404	2,495
0.875% due 01/15/2029 (m)		377	401
0.875% due 02/15/2047 (m)		389	417
1.125% due 01/15/2021 (i)		22,058	22,263
1.375% due 02/15/2044 (m)		6,117	7,220
1.750% due 01/15/2028 (i)		47,635	53,527
2.000% due 01/15/2026		18,841	20,947
2.125% due 02/15/2040		2,643	3,457
2.125% due 02/15/2041 (m)		2,268	2,989
2.375% due 01/15/2025		40,698	45,365
2.375% due 01/15/2027 (m)		230	265
3.875% due 04/15/2029 (m)		3,287	4,388
Total U.S. Treasury Obligations (Cost $955,740)			971,227
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.2%
Alliance Bancorp Trust 2.032% due 07/25/2037 ●		715	662
Bancorp Commercial Mortgage Trust 2.815% due 09/15/2036 ●		1,093	1,095
BCAP LLC Trust 3.977% due 04/26/2036 ~		602	521
Bear Stearns Adjustable Rate Mortgage Trust
4.065% due 02/25/2036 ^~		315	310
4.127% due 01/25/2035 ~		62	63
4.238% due 07/25/2036 ^~		139	134
Chase Mortgage Finance Trust 3.690% due 12/25/2035 ^~		35	33
Citigroup Mortgage Loan Trust
4.810% due 05/25/2035 ●		4	4
5.133% due 03/25/2034 ~		55	55
Citigroup Mortgage Loan Trust, Inc.
3.840% due 09/25/2035 ●		6	6
4.550% due 09/25/2035 ●		9	9
Countrywide Alternative Loan Trust
1.902% due 06/25/2046 ●		108	106
5.500% due 11/25/2035 ^		109	107
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2035		169	174
6.000% due 04/25/2036		373	299
Countrywide Home Loan Reperforming REMIC Trust 2.132% due 06/25/2035 ●		53	51
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 2.492% due 10/25/2035 ^●		376	257
Credit Suisse Mortgage Capital Certificates
5.938% due 10/26/2036 ~		25	24
6.000% due 05/27/2037		9	9
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037 ^		423	301
Great Hall Mortgages PLC
0.924% due 03/18/2039 ●	GBP	75	98
0.944% due 06/18/2038 ●		78	102
GS Mortgage Securities Trust 4.592% due 08/10/2043		$1,100	1,104
GSR Mortgage Loan Trust
3.956% due 01/25/2036 ^~		85	87
4.704% due 09/25/2035 ~		22	23
HarborView Mortgage Loan Trust 2.204% due 05/19/2035 ●		450	437
Hawksmoor Mortgages 1.761% due 05/25/2053 ●	GBP	5,367	7,126
HomeBanc Mortgage Trust 2.062% due 10/25/2035 ●		$67	68
IndyMac Mortgage Loan Trust 2.072% due 07/25/2035 ●		3,093	2,814
JPMorgan Mortgage Trust 4.431% due 06/25/2035 ~		187	189
Residential Asset Securitization Trust
2.192% due 05/25/2035 ●		1,129	940
2.192% due 01/25/2046 ^●		296	127
5.750% due 03/25/2037 ^		294	166
Structured Adjustable Rate Mortgage Loan Trust 4.413% due 03/25/2036 ^~		208	194
Structured Asset Mortgage Investments Trust 2.002% due 04/25/2036 ●		12	12
Thornburg Mortgage Securities Trust 4.049% due 09/25/2037 ~		38	38
Towd Point Mortgage Funding PLC 1.820% due 10/20/2051 ●	GBP	5,511	7,343
WaMu Mortgage Pass-Through Certificates Trust 3.837% due 08/25/2036 ^~		$10	10
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035		85	79

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2019 (Unaudited)

Wells Fargo Mortgage-Backed Securities Trust 4.638% due 10/25/2036 ~		4	4
Total Non-Agency Mortgage-Backed Securities (Cost $24,715)			25,181
ASSET-BACKED SECURITIES 9.1%
ACE Securities Corp. Home Equity Loan Trust 3.592% due 06/25/2034 ●		66	67
Argent Mortgage Loan Trust 2.272% due 05/25/2035 ●		626	602
Aurium CLO DAC 0.680% due 10/13/2029 ●	EUR	1,300	1,452
B&M CLO Ltd. 2.731% due 04/16/2026 ●		$241	241
Babson Euro CLO BV 0.418% due 10/25/2029 ●	EUR	300	336
Barings Euro CLO BV 0.680% due 07/27/2030 ●		600	672
CIFC Funding Ltd. 2.800% due 10/25/2027 ●		$1,660	1,657
CIT Mortgage Loan Trust
3.142% due 10/25/2037 ●		1,787	1,807
3.292% due 10/25/2037 ●		400	406
Citigroup Mortgage Loan Trust 2.022% due 12/25/2036 ●		47	37
Citigroup Mortgage Loan Trust, Inc. 2.122% due 10/25/2036 ●		1,300	1,259
Countrywide Asset-Backed Certificates
1.932% due 05/25/2035 ●		160	156
1.932% due 07/25/2037 ●		624	566
1.982% due 11/25/2037 ●		2,573	2,483
1.992% due 09/25/2037 ●		171	148
2.032% due 05/25/2036 ●		4,501	3,564
2.042% due 03/25/2037 ●		1,200	1,142
5.805% due 04/25/2036 ^~		748	670
Crown Point CLO Ltd. 2.942% due 07/17/2028 ●		200	199
CVP Cascade CLO Ltd. 3.151% due 01/16/2026 ●		209	209
Elm Park CLO DAC 0.620% due 04/16/2029 ●	EUR	270	302
Evans Grove CLO Ltd. 2.834% due 05/28/2028 ●		$800	795
Figueroa CLO Ltd. 2.758% due 06/20/2027 ●		1,821	1,821
First Franklin Mortgage Loan Trust
2.262% due 11/25/2036 ●		2,900	2,651
2.662% due 09/25/2035 ●		7,000	6,994
Flagship CLO Ltd. 2.851% due 01/16/2026 ●		1,407	1,407
Fremont Home Loan Trust
1.927% due 10/25/2036 ●		840	788
2.527% due 07/25/2035 ●		88	88
GSAMP Trust
2.527% due 09/25/2035 ^●		76	76
2.767% due 03/25/2035 ^●		869	790
Halcyon Loan Advisors Funding Ltd. 2.886% due 04/20/2027 ●		648	648
Home Equity Mortgage Loan Asset-Backed Trust 2.012% due 04/25/2037 ●		692	543
HSI Asset Securitization Corp. Trust 2.062% due 02/25/2036 ●		500	498
ICG U.S. CLO Ltd. 2.851% due 01/16/2028 ●		1,030	1,027
IndyMac Mortgage Loan Trust 1.862% due 07/25/2036 ●		5,472	2,427
JMP Credit Advisors CLO Ltd. 2.852% due 01/17/2028 ●		500	498
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		5,909	4,671
Lehman XS Trust 4.833% due 06/25/2036 þ		1,532	1,582
LoanCore Issuer Ltd. 2.870% due 05/15/2036 ●		2,200	2,200
Long Beach Mortgage Loan Trust 1.912% due 08/25/2036 ●		481	265
Loomis Sayles CLO Ltd. 2.901% due 04/15/2028 ●		1,210	1,204
Man GLG Euro CLO DAC 0.870% due 01/15/2030 ●	EUR	600	671
Marlette Funding Trust 2.690% due 09/17/2029		$451	452
MASTR Asset-Backed Securities Trust 1.962% due 06/25/2036 ●		1,774	1,646
Merrill Lynch Mortgage Investors Trust 2.512% due 05/25/2036 ●		125	124

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2019 (Unaudited)

MidOcean Credit CLO 2.801% due 04/15/2027 ●		495	493
Monarch Grove CLO 2.820% due 01/25/2028 ●		2,000	1,994
Mountain View CLO Ltd.
2.801% due 10/15/2026 ●		385	385
2.821% due 10/13/2027 ●		1,830	1,825
Neuberger Berman CLO Ltd. 2.801% due 07/15/2027 ●		1,200	1,199
NovaStar Mortgage Funding Trust 2.497% due 01/25/2036 ●		2,002	1,984
Octagon Investment Partners Ltd. 2.851% due 07/15/2027 ●		520	519
Renaissance Home Equity Loan Trust 2.892% due 09/25/2037 ●		4,494	2,448
Residential Asset Securities Corp. Trust 2.032% due 08/25/2036 ●		1,899	1,490
Securitized Asset-Backed Receivables LLC Trust 2.042% due 05/25/2036 ●		5,955	3,778
SLM Student Loan Trust 0.000% due 12/15/2023 ●	EUR	53	60
Sound Point CLO Ltd. 3.084% due 01/23/2029 ●		$1,600	1,599
Soundview Home Loan Trust 1.992% due 06/25/2037 ●		5,298	4,221
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036		3,296	3,309
Structured Asset Securities Corp. 2.452% due 02/25/2035 ●		94	95
Structured Asset Securities Corp. Mortgage Loan Trust 2.172% due 10/25/2036 ●		2,477	2,477
Symphony CLO Ltd.
2.881% due 04/15/2028 ●		490	489
2.951% due 07/14/2026 ●		900	901
Telos CLO Ltd. 2.952% due 04/17/2028 ●		700	699
THL Credit Wind River CLO Ltd.
2.856% due 10/15/2027 ●		250	250
2.881% due 01/15/2026 ●		1,077	1,077
TICP CLO Ltd. 2.806% due 04/20/2028 ●		1,760	1,757
Tralee CLO Ltd. 2.996% due 10/20/2027 ●		1,200	1,200
Venture CDO Ltd. 2.881% due 04/15/2027 ●		1,730	1,723
Venture CLO Ltd.
2.714% due 02/28/2026 ●		4,779	4,771
2.851% due 01/15/2028 ●		7,500	7,487
2.881% due 07/15/2027 ●		959	958
Vericrest Opportunity Loan Transferee LLC 3.125% due 09/25/2047 þ		874	877
Wells Fargo Home Equity Asset-Backed Securities Trust 4.192% due 12/25/2034 ●		700	714
WhiteHorse Ltd. 2.932% due 04/17/2027 ●		3,230	3,228
Total Asset-Backed Securities (Cost $102,888)			105,848
SOVEREIGN ISSUES 5.9%
Argentina Government International Bond
15.500% due 10/17/2026	ARS	4,360	20
42.836% (BADLARPP + 2.000%) due 04/03/2022 ~		10,624	94
56.589% (ARLLMONP) due 06/21/2020 ~(a)		78,417	709
59.928% (BADLARPP) due 10/04/2022 ~(a)		274	5
Australia Government International Bond
1.250% due 02/21/2022 (e)	AUD	9,911	7,191
3.000% due 09/20/2025 (e)		9,853	8,162
Autonomous City of Buenos Aires Argentina 51.313% (BADLARPP + 5.000%) due 01/23/2022 ~(a)	ARS	6,710	84
Autonomous Community of Catalonia 4.950% due 02/11/2020	EUR	2,100	2,368
Canada Government Real Return Bond 4.250% due 12/01/2026 (e)(i)	CAD	5,288	5,171
Denmark Government Bond 0.100% due 11/15/2023 (e)	DKK	18,808	3,017
France Government International Bond 2.100% due 07/25/2023 (e)(i)	EUR	2,742	3,451
Japan Government International Bond
0.100% due 03/10/2028 (e)	JPY	975,337	9,237
0.100% due 03/10/2029 (e)		839,988	7,955
Mexico Government International Bond
4.500% due 11/22/2035 (e)	MXN	6,729	404
7.250% due 12/09/2021		23,400	1,249
New Zealand Government International Bond 3.000% due 09/20/2030 (e)	NZD	13,976	11,744

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2019 (Unaudited)

Peru Government International Bond 5.940% due 02/12/2029	PEN	4,900	1,669
Qatar Government International Bond 3.875% due 04/23/2023		$1,800	1,903
Saudi Government International Bond 4.000% due 04/17/2025		3,070	3,315
Total Sovereign Issues (Cost $73,357)			67,748
		SHARES
COMMON STOCKS 0.6%
INFORMATION TECHNOLOGY 0.6%
InterXion Holding NV (b)		81,628	6,841
Total Common Stocks (Cost $4,991)			6,841
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Banco Bilbao Vizcaya Argentaria S.A. 6.750% due 02/18/2020 ●(f)(g)		200,000	226
Banco Santander S.A. 6.250% due 09/11/2021 ●(f)(g)		400,000	479
Bank of America Corp. 5.875% due 03/15/2028 ●(f)		1,140,000	1,265
Total Preferred Securities (Cost $1,830)			1,970
REAL ESTATE INVESTMENT TRUSTS 44.9%
REAL ESTATE 44.9%
American Campus Communities, Inc.		163,814	7,704
American Homes 4 Rent ’A’		412,973	10,824
American Tower Corp.		96,141	22,095
Americold Realty Trust		136,410	4,783
AvalonBay Communities, Inc.		156,812	32,883
Boston Properties, Inc.		134,046	18,480
Camden Property Trust		76,944	8,164
CoreSite Realty Corp.		33,030	3,703
Crown Castle International Corp.		52,848	7,512
CubeSmart		243,061	7,652
Douglas Emmett, Inc.		283,777	12,458
Duke Realty Corp.		744,886	25,825
Equinix, Inc.		44,937	26,230
Equity LifeStyle Properties, Inc.		277,574	19,538
Essex Property Trust, Inc.		63,388	19,071
Extra Space Storage, Inc.		33,523	3,541
Federal Realty Investment Trust		52,476	6,755
First Industrial Realty Trust, Inc.		189,196	7,854
Gaming and Leisure Properties, Inc.		147,570	6,353
Healthcare Realty Trust, Inc.		162,393	5,419
Healthcare Trust of America, Inc. ’A’		99,609	3,016
Healthpeak Properties, Inc.		334,085	11,516
Hudson Pacific Properties, Inc.		304,933	11,481
Invitation Homes, Inc.		690,872	20,705
JBG SMITH Properties		100,569	4,012
Kilroy Realty Corp.		162,084	13,599
Liberty Property Trust		297,843	17,885
MGM Growth Properties LLC		370,920	11,487
Mid-America Apartment Communities, Inc.		115,650	15,250
Public Storage		32,479	6,917
Regency Centers Corp.		169,632	10,702
Rexford Industrial Realty, Inc.		133,497	6,097
Ryman Hospitality Properties, Inc.		126,188	10,935
Sabra Health Care REIT, Inc.		160,910	3,434
SBA Communications Corp.		93,666	22,573
STORE Capital Corp.		90,212	3,359
Sun Communities, Inc.		295,597	44,369
Sunstone Hotel Investors, Inc.		301,766	4,201
Taubman Centers, Inc.		18,214	566
UDR, Inc.		289,767	13,532
Ventas, Inc.		294,948	17,030
Vornado Realty Trust		160,544	10,676

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2019 (Unaudited)

Total Real Estate Investment Trusts (Cost $402,993)			520,186
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (h) 0.1%			1,047
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
41.333% due 04/03/2020 «~	ARS	6,970	96
47.840% due 05/13/2020 (c)(d)		3,450	46
			142
Total Short-Term Instruments (Cost $1,229)			1,189
Total Investments in Securities (Cost $1,799,964)			1,934,013
		SHARES
INVESTMENTS IN AFFILIATES 0.7%
SHORT-TERM INSTRUMENTS 0.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.7%
PIMCO Short-Term Floating NAV Portfolio III		814,436	8,057
Total Short-Term Instruments (Cost $8,057)			8,057
Total Investments in Affiliates (Cost $8,057)			8,057
Total Investments 167.8% (Cost $1,808,021)			$1,942,070
Financial Derivative Instruments (j)(l) 1.1%(Cost or Premiums, net $(2,818))			12,815
Other Assets and Liabilities, net (68.9)%			(797,210)
Net Assets 100.0%			$1,157,675

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$1,047	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(1,070)	$1,047	$1,047
Total Repurchase Agreements						$(1,070)	$1,047	$1,047

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BPS	(0.320)%	12/09/2019	01/16/2020	EUR	(3,114)	$(3,492)
BSN	1.790	11/01/2019	01/10/2020		$(43,681)	(43,816)
	1.790	11/04/2019	01/13/2020		(282,407)	(283,236)
CIB	1.880	11/06/2019	01/06/2020		(178,146)	(178,676)
	1.880	11/12/2019	01/06/2020		(72,978)	(73,172)
	1.890	11/12/2019	01/13/2020		(22,219)	(22,278)
	1.940	11/13/2019	01/13/2020		(30,689)	(30,772)
Total Reverse Repurchase Agreements						$(635,442)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date		Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
TOR	1.810%	12/06/2019	01/10/2020	CAD	(6,745)	$(5,125)
Total Sale-Buyback Transactions						$(5,125)

(i)	Securities with an aggregate market value of $643,376 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(804,063) at a weighted average interest rate of 2.238%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Payable for sale-buyback transactions includes $(2) of deferred price drop.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2019 (Unaudited)

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note March 2020 Futures	$104.875	02/21/2020	46	$92	$1	$0
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	109.750	02/21/2020	40	40	0	0
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	110.000	02/21/2020	230	230	2	0
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	111.000	02/21/2020	485	485	4	1
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	143.000	02/21/2020	3	3	0	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	144.500	02/21/2020	333	333	3	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	145.000	02/21/2020	5	5	0	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	145.500	02/21/2020	79	79	1	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	146.000	02/21/2020	41	41	0	0
Call - CBOT U.S. Treasury 30-Year Bond March 2020 Futures	195.000	02/21/2020	468	468	4	1
Put - CBOT U.S. Treasury Ultra Long-Term Bond March 2020 Futures	110.000	02/21/2020	6	6	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond March 2020 Futures	125.000	02/21/2020	136	136	1	0
Total Purchased Options					$16	$2

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February 2020 Futures	$127.000	01/24/2020	27	$27	$(5)	$(3)
Call - CBOT U.S. Treasury 10-Year Note February 2020 Futures	129.000	01/24/2020	27	27	(8)	(7)
Call - CBOT U.S. Treasury 10-Year Note February 2020 Futures	129.500	01/24/2020	74	74	(65)	(10)
Put - CBOT U.S. Treasury 10-Year Note February 2020 Futures	129.500	01/24/2020	74	74	(67)	(90)
Total Written Options					$(145)	$(110)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 114.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	1,773	$10	$(1)	$0	$0
Call Options Strike @ EUR 138.750 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	18	0	0	0	0
Call Options Strike @ EUR 139.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	88	0	0	0	0
Call Options Strike @ EUR 139.500 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	100	1	0	0	0
Call Options Strike @ EUR 139.750 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	29	0	0	0	0
Call Options Strike @ EUR 188.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	16	0	0	0	0
Call Options Strike @ EUR 190.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	8	0	0	0	0
Call Options Strike @ EUR 194.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	398	4	0	0	0
Call Options Strike @ GBP 170.000 United Kingdom Gilt March 2020 Futures (1)	02/2020	500	0	(7)	0	0
Euro-BTP Italy Government Bond March Futures	03/2020	277	35,438	(13)	0	(24)
Euro-Bund 10-Year Bond March Futures	03/2020	233	44,559	(668)	0	(293)
Euro-Buxl 30-Year Bond March Futures	03/2020	7	1,558	(41)	0	(24)
Put Options Strike @ EUR 101.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	14	0	0	0	0
Put Options Strike @ EUR 157.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	52	1	0	0	0
Put Options Strike @ EUR 161.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	26	0	0	0	0
U.S. Treasury 2-Year Note March Futures	03/2020	54	11,637	(4)	3	0
U.S. Treasury 5-Year Note March Futures	03/2020	998	118,372	(339)	0	(23)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2020	287	52,135	(1,570)	0	(332)
				$(2,643)	$3	$(696)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2019 (Unaudited)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note March Futures	03/2020	118	$(9,524)	$64	$11	$(3)
Australia Government 10-Year Bond March Futures	03/2020	40	(4,013)	72	21	0
Call Options Strike @ EUR 172.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	67	(42)	51	27	0
Euro-Bobl March Futures	03/2020	238	(35,674)	102	96	0
Euro-OAT France Government 10-Year Bond March Futures	03/2020	8	(1,461)	19	9	0
Euro-Schatz March Futures	03/2020	1,476	(185,273)	160	91	0
Japan Government 10-Year Bond March Futures	03/2020	10	(14,006)	2	8	(11)
Put Options Strike @ EUR 172.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	67	(156)	(71)	0	(57)
U.S. Treasury 10-Year Note March Futures	03/2020	287	(36,857)	318	31	0
U.S. Treasury 10-Year Ultra March Futures	03/2020	154	(21,668)	178	27	0
U.S. Treasury 30-Year Bond March Futures	03/2020	810	(126,284)	2,084	278	0
United Kingdom Long Gilt March Futures	03/2020	33	(5,743)	30	56	(25)
				$3,009	$655	$(96)
Total Futures Contracts				$366	$658	$(792)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.132%	EUR	630	$11	$(5)	$6	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2020	0.347		$400	(11)	14	3	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.652		700	(40)	50	10	0	0
							$(40)	$59	$19	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.HY-33 5-Year Index	(5.000)%	Quarterly	12/20/2024	$45,045	$(2,756)	$(1,666)	$(4,422)	$15	$0

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$7,360	$22	$(245)	$(223)	$92	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		1,500	4	(191)	(187)	20	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047		2,733	19	(390)	(371)	36	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		1,760	4	(251)	(247)	23	0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	8,100	25	(744)	(719)	0	(3)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		$21,300	586	(240)	346	0	(12)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		123,600	156	1,845	2,001	0	(75)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		28,500	(1,101)	1,389	288	0	(23)
Pay	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		20,500	0	765	765	0	(13)
Pay	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		9,000	0	335	335	0	(6)
Pay	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		9,000	0	339	339	0	(7)
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		80,520	(544)	3,805	3,261	0	(68)
Receive(7)	3-Month USD-LIBOR	1.843	Semi-Annual	02/24/2025		13,100	0	(70)	(70)	13	0
Pay(7)	3-Month USD-LIBOR	1.849	Semi-Annual	02/24/2025		13,100	0	73	73	0	(13)
Receive(7)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		7,300	(12)	0	(12)	11	0
Receive(7)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		26,600	774	(1,004)	(230)	40	0
Receive(7)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		59,800	582	(2,120)	(1,538)	98	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		40,770	(1,185)	1,317	132	89	0

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2019 (Unaudited)

Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		19,560	1,101	(1,726)	(625)	54	0
Receive(7)	3-Month USD-LIBOR	1.750	Semi-Annual	09/12/2029		27,000	67	327	394	55	0
Receive	3-Month USD-LIBOR	2.150	Semi-Annual	06/19/2048		770	77	(83)	(6)	8	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049		5,500	(22)	(152)	(174)	63	0
Receive(7)	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		600	(4)	20	16	7	0
Receive(7)	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050		1,300	(1)	147	146	14	0
Receive(7)	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		3,300	(19)	295	276	36	0
Receive(7)	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		6,600	57	684	741	70	0
Receive(7)	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		1,980	2	107	109	22	0
Receive(7)	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		2,700	(8)	(76)	(84)	31	0
Receive(7)	3-Month USD-LIBOR	2.000	Semi-Annual	03/20/2050		4,430	(94)	211	117	50	0
Receive(7)	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050	EUR	12,400	521	981	1,502	191	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028	JPY	190,000	(4)	(29)	(33)	0	(2)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		613,200	(33)	(156)	(189)	0	(5)
Receive	28-Day MXN-TIIE	6.420	Lunar	12/09/2021	MXN	23,400	0	7	7	0	0
Pay	CPTFEMU	1.243	Maturity	08/15/2039	EUR	1,430	0	(57)	(57)	0	(6)
Pay	CPTFEMU	1.945	Maturity	11/15/2048		890	0	186	186	0	(8)
Pay	CPTFEMU	1.950	Maturity	11/15/2048		1,260	4	262	266	0	(11)
Pay	CPTFEMU	1.387	Maturity	08/15/2049		700	0	(43)	(43)	0	(6)
Receive	CPURNSA	1.958	Maturity	03/20/2020		$38,000	0	100	100	0	(64)
Receive	CPURNSA	2.027	Maturity	11/23/2020		5,500	0	6	6	0	(1)
Receive	CPURNSA	2.021	Maturity	11/25/2020		5,200	0	6	6	0	(1)
Receive	CPURNSA	1.875	Maturity	03/14/2021		37,900	0	71	71	0	(14)
Receive	CPURNSA	1.927	Maturity	03/18/2021		9,000	0	8	8	0	(3)
Receive	CPURNSA	1.816	Maturity	05/13/2021		15,400	0	34	34	3	0
Receive	CPURNSA	1.550	Maturity	07/26/2021		4,500	152	(43)	109	7	0
Receive	CPURNSA	1.445	Maturity	09/09/2021		17,780	0	134	134	21	0
Receive	CPURNSA	1.603	Maturity	09/12/2021		3,400	102	(35)	67	4	0
Receive	CPURNSA	1.580	Maturity	09/20/2021		8,500	0	38	38	8	0
Receive	CPURNSA	1.592	Maturity	09/20/2021		7,000	(1)	31	30	7	0
Receive	CPURNSA	2.069	Maturity	07/15/2022		3,500	0	(18)	(18)	1	0
Receive	CPURNSA	2.210	Maturity	02/05/2023		18,420	0	(306)	(306)	15	0
Receive	CPURNSA	2.263	Maturity	04/27/2023		5,770	(2)	(131)	(133)	6	0
Receive	CPURNSA	2.263	Maturity	05/09/2023		3,130	0	(71)	(71)	3	0
Receive	CPURNSA	2.281	Maturity	05/10/2023		4,860	0	(123)	(123)	0	(4)
Pay	CPURNSA	2.180	Maturity	09/20/2027		3,480	0	66	66	0	(9)
Pay	CPURNSA	2.150	Maturity	09/25/2027		3,400	0	53	53	0	(8)
Pay	CPURNSA	2.335	Maturity	02/05/2028		9,350	20	365	385	0	(24)
Pay	CPURNSA	2.352	Maturity	05/09/2028		3,130	0	143	143	0	(8)
Pay	CPURNSA	2.360	Maturity	05/09/2028		4,710	0	218	218	0	(12)
Pay	CPURNSA	2.364	Maturity	05/10/2028		4,860	0	227	227	0	(13)
Pay	CPURNSA	2.370	Maturity	06/06/2028		18,800	0	862	862	0	(45)
Pay	CPURNSA	2.379	Maturity	07/09/2028		3,400	(1)	162	161	0	(10)
Pay	CPURNSA	1.954	Maturity	06/03/2029		6,700	0	(14)	(14)	0	(19)
Pay	CPURNSA	1.998	Maturity	07/25/2029		6,900	5	20	25	0	(21)
Receive	FRCPXTOB	1.000	Maturity	04/15/2020	EUR	860	0	(1)	(1)	0	(1)
Receive	FRCPXTOB	1.160	Maturity	08/15/2020		260	0	(2)	(2)	0	0
Receive	FRCPXTOB	1.345	Maturity	06/15/2021		3,700	0	(52)	(52)	1	0
Receive	FRCPXTOB	1.030	Maturity	03/15/2024		6,700	(3)	(22)	(25)	0	(3)
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		1,280	5	180	185	0	(7)
Pay	UKRPI	3.386	Maturity	11/15/2024	GBP	3,800	0	33	33	11	0
Pay	UKRPI	3.470	Maturity	09/15/2032		10,540	(12)	440	428	0	(18)
Pay	UKRPI	3.500	Maturity	09/15/2033		700	1	33	34	0	(2)
Pay	UKRPI	3.579	Maturity	10/15/2033		550	0	43	43	0	(1)
Pay	UKRPI	3.600	Maturity	06/15/2039		4,870	(1)	582	581	0	(45)
							$1,239	$8,555	$9,794	$1,110	$(591)
Total Swap Agreements							$(1,557)	$6,948	$5,391	$1,125	$(591)

(k)	Securities with an aggregate market value of $8,243 and cash of $4,351 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	Future styled option.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	This instrument has a forward starting effective date.

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2019 (Unaudited)

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2020	AUD	22,270		$15,121	$0	$(510)
	01/2020	DKK	225,457		33,438	0	(405)
	03/2020		$1,066	TWD	32,267	19	0
BPS	01/2020	GBP	161		$215	2	0
	03/2020		$6,885	IDR	98,163,181	168	0
	03/2020		1,074	KRW	1,273,120	30	0
BRC	01/2020		1,046	GBP	809	26	0
	01/2020		1,399	MXN	27,484	51	0
	03/2020		1	KRW	1,186	0	0
	03/2020		3,819	SGD	5,188	41	0
CBK	01/2020	BRL	12,809		$3,151	0	(34)
	01/2020	GBP	149		194	0	(3)
	01/2020	MXN	23,542		1,213	0	(28)
	01/2020		$3,178	BRL	12,809	6	0
	01/2020		968	JPY	105,100	0	(1)
	01/2020		4,148	MXN	81,247	137	0
	02/2020	COP	318,614		$92	0	(5)
	02/2020	PEN	5,236		1,540	0	(37)
	02/2020		$3,147	BRL	12,809	35	0
	03/2020	KRW	7,980,739		$6,802	0	(116)
	05/2020		$7	MXN	142	0	0
FBF	01/2020	BRL	12,809		$3,178	0	(6)
	01/2020		$3,033	BRL	12,809	151	0
	03/2020		2,742	KRW	3,250,989	76	0
	03/2020		3,907	TWD	118,179	67	0
GLM	01/2020		33,435	DKK	224,931	329	0
	02/2020		6,639	RUB	425,619	186	0
	03/2020		115	MYR	481	3	0
	04/2020	DKK	224,932		$33,645	0	(328)
HUS	01/2020	EUR	5,640		6,260	0	(69)
	01/2020	GBP	13,791		17,803	0	(468)
	01/2020	JPY	2,009,100		18,376	0	(118)
	01/2020	MXN	108,589		5,620	0	(107)
	01/2020		$5,206	CAD	6,857	75	0
	03/2020	SGD	5,226		$3,830	0	(59)
	03/2020		$2,846	KRW	3,375,925	80	0
	05/2020		5,535	MXN	108,589	105	0
NGF	03/2020	TWD	208,749		$6,900	0	(119)
SCX	03/2020		$1,862	TWD	56,335	32	0
UAG	01/2020	CAD	6,790		$5,101	0	(128)
	01/2020	EUR	12,731		14,062	0	(225)
	01/2020	NZD	17,671		11,363	0	(534)
Total Forward Foreign Currency Contracts						$1,619	$(3,300)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus RUB	RUB	88.000	01/10/2020	6,500	$1	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	03/10/2020	156,850	$223	$14
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	03/10/2020	162,030	230	15
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.066	10/02/2020	175,300	700	145
							$1,153	$174

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2050	$67.500	01/07/2020	33,100	$1	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 02/01/2050	72.500	02/05/2020	22,900	1	0

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2019 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 02/01/2050	76.500	02/05/2020	70,500	3	0
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2050	74.000	01/07/2020	8,800	0	0
					$5	$0
Total Purchased Options					$1,159	$174

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425%	03/18/2020	3,600	$(2)	$(3)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	1,300	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	3,600	(4)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,300	(2)	0
BPS	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	1,000	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	1,000	(1)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	02/19/2020	1,500	(1)	(2)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	900	0	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	2,400	(4)	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	1,800	(3)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	2,300	(2)	(4)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	2,300	(3)	(1)
BRC	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	1,000	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	1,000	(2)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	1,200	(1)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	1,200	(1)	0
DBL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	2,000	(1)	(4)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	2,000	(3)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	1,000	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,000	(1)	0
GST	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	2,200	(2)	(4)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	2,200	(2)	(1)
JPM	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	1,200	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,200	(1)	0
MEI	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	1,000	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	1,000	(1)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	1,300	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,300	(1)	0
						$(45)	$(37)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date(2)	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	4,000	$(36)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	900	(11)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	6,300	(287)	(8)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	36,100	(263)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	3,200	(22)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	27,700	(313)	0
	Floor - OTC YOY CPURNSA	238.643	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	10,100	(186)	0
						$(1,118)	$(8)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.404%	03/10/2020	9,227	$(64)	$(9)
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.404	03/10/2020	23,613	(167)	(22)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.302	10/02/2020	36,800	(699)	(152)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.404	03/10/2020	33,930	(235)	(32)
							$(1,165)	$(215)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2019 (Unaudited)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor(3)	0.000%	10-Year USD-ISDA – 2-Year USD-ISDA	01/02/2020	112,700	$(88)	$0
Total Written Options						$(2,416)	$(260)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(4)

									Swap Agreements, at Value(8)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(6)	Notional Amount(7)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	(1.000)%	Quarterly	12/20/2023	0.559%	$ 1,900	$18	$(51)	$0	$(33)
BPS	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	0.559	400	4	(11)	0	(7)
CBK	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	0.559	400	3	(10)	0	(7)
GST	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	0.559	4,650	41	(121)	0	(80)
HUS	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	0.559	2,550	23	(67)	0	(44)
							$89	$(260)	$0	$(171)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(5)

									Swap Agreements, at Value(8)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(6)	Notional Amount(7)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
HUS	Brazil Government International Bond	1.000%	Quarterly	03/20/2020	0.275%	$3,500	$9	$(2)	$7	$0

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year ILS-TELBOR	1.998%	Annual	06/20/2028	ILS	3,110	$0	$102	$102	$0
	Pay	CPURNSA	1.570	Maturity	11/23/2020		$35,400	0	641	641	0
BRC	Receive	1-Year ILS-TELBOR	0.374	Annual	06/20/2020	ILS	12,950	0	(11)	0	(11)
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		2,790	0	88	88	0
DUB	Receive	1-Year ILS-TELBOR	0.414	Annual	06/20/2020		12,070	0	(12)	0	(12)
	Pay	CPURNSA	2.500	Maturity	07/15/2022		$3,600	26	(398)	0	(372)
	Pay	CPURNSA	2.560	Maturity	05/08/2023		33,100	0	(3,587)	0	(3,587)
GLM	Receive	1-Year ILS-TELBOR	0.290	Annual	02/16/2020	ILS	23,820	0	(17)	0	(17)
	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020		14,810	0	(10)	0	(10)
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		9,980	1	(9)	0	(8)
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		5,020	0	168	168	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		2,130	0	70	70	0
HUS	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		7,770	0	(7)	0	(7)
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		1,660	0	54	54	0
JPM	Pay	1-Year ILS-TELBOR	2.078	Annual	06/20/2028		2,570	0	89	89	0
								$27	$(2,839)	$1,212	$(4,024)

TOTAL RETURN SWAPS ON EQUITY INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	DWRTFT Index	251	2.015% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/11/2020	$2,814	$0	$67	$67	$0
	Receive	DWRTFT Index	29,915	1.995% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/15/2020	327,864	0	11,401	11,401	0

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2019 (Unaudited)

JPM	Receive	DWRTFT Index	822	2.047% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/06/2020	9,444	0	(3)	0	(3)
								$0	$11,465	$11,468	$(3)

TOTAL RETURN SWAPS ON SECURITIES

										Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.260%	Maturity	01/03/2020	$110,000	$0	$181	$181	$0
MYI	Receive	Digital Realty Trust, Inc.	159,758	1.845% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2020	18,450	0	837	837	0
	Receive	Extra Space Storage, Inc.	54,832	1.845% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2020	5,661	0	126	126	0
	Receive	Public Storage	130,936	1.845% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2020	26,996	0	867	867	0
	Receive	Simon Property Group, Inc.	326,756	1.845% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2020	47,569	0	1,068	1,068	0
	Receive	Welltower, Inc.	245,946	1.845% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2020	19,349	0	750	750	0
	Receive	Equity Residential	504,978	1.895% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/15/2020	41,156	0	(39)	0	(39)
	Receive	Alexandria Real Estate Equities, Inc.	180,044	1.695% (1-Month USD-LIBOR less a specified spread)	Monthly	10/15/2020	28,153	0	1,104	1,104	0
	Receive	Apartment Investment & Management Co.	320,029	1.695% (1-Month USD-LIBOR less a specified spread)	Monthly	10/15/2020	16,440	0	78	78	0
	Receive	Host Hotels & Resorts, Inc.	852,878	1.695% (1-Month USD-LIBOR less a specified spread)	Monthly	10/15/2020	15,582	0	441	441	0
	Receive	Prologis, Inc.	540,830	1.695% (1-Month USD-LIBOR less a specified spread)	Monthly	10/15/2020	47,788	0	388	388	0
								$0	$5,801	$5,840	$(39)
Total Swap Agreements								$125	$14,165	$18,527	$(4,237)

(m)	Securities with an aggregate market value of $5,346 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	YOY options may have a series of expirations.
(3)	This instrument has a forward starting effective date.
(4)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(5)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(6)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2019 (Unaudited)

(8)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(9)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$60,627	$0	$60,627
Industrials	0	10,248	0	10,248
Utilities	0	4,764	0	4,764
U.S. Government Agencies	0	158,184	0	158,184
U.S. Treasury Obligations	0	971,227	0	971,227
Non-Agency Mortgage-Backed Securities	0	25,181	0	25,181
Asset-Backed Securities	0	105,848	0	105,848
Sovereign Issues	0	67,748	0	67,748
Common Stocks
Information Technology	6,841	0	0	6,841
Preferred Securities
Banking & Finance	0	1,970	0	1,970
Real Estate Investment Trusts
Real Estate	520,186	0	0	520,186
Short-Term Instruments
Repurchase Agreements	0	1,047	0	1,047
Argentina Treasury Bills	0	46	96	142
	$527,027	$1,406,890	$96	$1,934,013
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,057	$0	$0	$8,057
Total Investments	$535,084	$1,406,890	$96	$1,942,070
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	658	1,127	0	1,785
Over the counter	0	20,320	0	20,320
	$658	$21,447	$0	$22,105
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(792)	(701)	0	(1,493)
Over the counter	0	(7,797)	0	(7,797)
	$(792)	$(8,498)	$0	$(9,290)
Total Financial Derivative Instruments	$(134)	$12,949	$0	$12,815
Totals	$534,950	$1,419,839	$96	$1,954,885

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO Senior Floating Rate Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 87.9%
Acadia Healthcare Co., Inc. 4.299% (LIBOR03M + 2.500%) due 02/16/2023 ~	$1,718	$1,726
Adient U.S. LLC 6.144% - 6.195% (LIBOR03M + 4.250%) due 05/06/2024 ~	672	676
Advanced Disposal Services, Inc. 3.853% (LIBOR03M + 2.250%) due 11/10/2023 ~	1,421	1,428
AECOM Technology Corp. 3.549% (LIBOR03M + 1.750%) due 03/13/2025 ~	1,048	1,053
Agiliti Health, Inc. TBD% - 4.750% (LIBOR03M + 3.000%) due 01/04/2026 «~	521	525
Aimbridge Acquisition Co., Inc. 5.542% (LIBOR03M + 3.750%) due 02/02/2026 «~	499	504
Albertsons LLC 4.549% (LIBOR03M + 2.750%) due 08/17/2026 ~	748	756
Alliant Holdings Intermediate LLC 4.799% (LIBOR03M + 3.000%) due 05/09/2025 ~	1,255	1,257
Alpha BV 4.945% (LIBOR03M + 3.000%) due 01/31/2024 ~	1,636	1,643
Alphabet Holding Co., Inc. 5.299% (LIBOR03M + 3.500%) due 09/26/2024 ~	865	836
Altice Financing S.A. 4.490% (LIBOR03M + 2.750%) due 07/15/2025 «~	1,909	1,914
Altice France S.A. 5.740% (LIBOR03M + 4.000%) due 08/14/2026 ~	1,235	1,242
Altra Industrial Motion Corp. 3.799% (LIBOR03M + 2.000%) due 10/01/2025 ~	555	558
American Builders & Contractors Supply Co., Inc. 3.799% (LIBOR03M + 2.000%) due 01/15/2027 ~	1,496	1,503
American Renal Holdings, Inc. 6.799% (LIBOR03M + 5.000%) due 06/21/2024 ~	755	720
AmWINS Group, Inc.
TBD% due 01/02/2024	262	265
4.463% - 4.549% (LIBOR03M + 2.750%) due 01/25/2024 ~	1,217	1,228
Ancestry.com Operations, Inc. 6.050% (LIBOR03M + 4.250%) due 08/27/2026 ~	2,172	2,141
Apergy Corp. 4.313% - 6.250% (LIBOR03M + 2.500%) due 05/09/2025 ~	313	314
API Group, Inc. 4.299% (LIBOR03M + 2.500%) due 10/01/2026 ~	1,925	1,943
Asurion LLC
4.799% (LIBOR03M + 3.000%) due 08/04/2022 ~	579	583
4.799% (LIBOR03M + 3.000%) due 11/03/2023 ~	879	885
Atlantic Aviation FBO, Inc. 5.550% (LIBOR03M + 3.750%) due 12/06/2025 ~	495	501
AURIS Luxembourg SARL 5.549% (LIBOR03M + 3.750%) due 02/27/2026 ~	2,059	2,073
Avantor, Inc. 4.799% (LIBOR03M + 3.000%) due 11/21/2024 ~	509	512
Avaya, Inc. 5.990% (LIBOR03M + 4.250%) due 12/15/2024 ~	1,478	1,454
Avolon TLB Borrower (U.S.) LLC 3.515% (LIBOR03M + 1.750%) due 01/15/2025 ~	1,662	1,675
Axalta Coating Systems U.S. Holdings, Inc. 3.695% (LIBOR03M + 1.750%) due 06/01/2024 ~	1,043	1,047
B&G Foods, Inc. 4.299% (LIBOR03M + 2.500%) due 10/10/2026 ~	1,496	1,511
B.C. Unlimited Liability Co. 3.549% (LIBOR03M + 1.750%) due 11/19/2026 ~	1,128	1,131
Banff Merger Sub, Inc. 6.049% (LIBOR03M + 4.250%) due 10/02/2025 ~	574	568
Bausch Health Cos., Inc.
4.490% (LIBOR03M + 2.750%) due 11/27/2025 ~	404	407
4.740% (LIBOR03M + 3.000%) due 06/02/2025 ~	1,303	1,313
Beacon Roofing Supply, Inc. 4.049% (LIBOR03M + 2.250%) due 01/02/2025 ~	925	930
BellRing Brands LLC 6.799% (LIBOR03M + 5.000%) due 10/21/2024 ~	375	380
Belron Finance U.S. LLC
4.144% (LIBOR03M + 2.250%) due 11/07/2024 ~	705	710
4.436% (LIBOR03M + 2.500%) due 10/30/2026 «~	250	251
Berry Global, Inc.
3.715% (LIBOR03M + 2.000%) due 10/01/2022 ~	630	633
4.215% (LIBOR03M + 2.500%) due 07/01/2026 ~	896	900

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)	December 31, 2019 (Unaudited)

Blackhawk Network Holdings, Inc. 4.799% (LIBOR03M + 3.000%) due 06/15/2025 ~	1,419	1,422
Blackstone CQP Holdco LP 5.408% (LIBOR03M + 3.500%) due 09/30/2024 ~	1,045	1,052
Boyd Gaming Corp. 3.853% (LIBOR03M + 2.250%) due 09/15/2023 ~	1,180	1,190
Brand Energy & Infrastructure Services, Inc. 6.184% - 6.293% (LIBOR03M + 4.250%) due 06/21/2024 ~	1,616	1,614
Brookfield Retail Holdings 4.299% (LIBOR03M + 2.500%) due 08/27/2025 ~	1,973	1,963
BWAY Holding Co. 5.234% (LIBOR03M + 3.250%) due 04/03/2024 ~	1,673	1,670
Cabot Microelectronics Corp. TBD% due 11/14/2025	292	294
Caesars Entertainment Operating Co. 3.799% (LIBOR03M + 2.000%) due 10/07/2024 ~	672	678
Caesars Resort Collection LLC 4.549% (LIBOR03M + 2.750%) due 12/23/2024 ~	1,159	1,163
California Resources Corp. 6.555% (LIBOR03M + 4.750%) due 12/31/2022 ~	550	492
Calpine Corp. 4.299% (LIBOR03M + 2.500%) due 08/12/2026 ~	249	251
Camelot U.S. Acquisition 1 Co. 5.049% (LIBOR03M + 3.250%) due 10/31/2026 ~	625	630
Catalent Pharma Solutions, Inc. 4.049% (LIBOR03M + 2.250%) due 05/18/2026 ~	993	999
CenturyLink, Inc. 4.549% (LIBOR03M + 2.750%) due 01/31/2025 ~	1,114	1,119
Charter Communications Operating LLC 3.550% (LIBOR03M + 1.750%) due 02/01/2027 ~	1,811	1,825
Chobani LLC 5.299% (LIBOR03M + 3.500%) due 10/10/2023 ~	1,301	1,303
Citadel Securities LP 5.299% (LIBOR03M + 3.500%) due 02/27/2026 «~	1,489	1,491
CityCenter Holdings LLC 4.049% (LIBOR03M + 2.250%) due 04/18/2024 ~	1,821	1,831
Clark Equipment Co. 3.695% (LIBOR03M + 1.750%) due 05/18/2024 ~	907	912
Cogeco Communications (U.S.A.) LP 4.049% (LIBOR03M + 2.250%) due 01/03/2025 ~	987	992
Cohu, Inc. 4.799% (LIBOR03M + 3.000%) due 10/01/2025 «~	1,505	1,497
CommScope, Inc. 5.049% (LIBOR03M + 3.250%) due 04/06/2026 ~	1,347	1,357
Core & Main LP 4.441% - 4.664% (LIBOR03M + 2.750%) due 08/01/2024 ~	1,783	1,784
Coty, Inc. 3.960% (LIBOR03M + 2.250%) due 04/07/2025 ~	992	973
Cox Media Group, Inc. TBD% due 12/17/2026	500	506
CPG International, Inc. 5.933% (LIBOR03M + 3.750%) due 05/05/2024 «~	1,980	1,990
CSC Holdings LLC 4.332% (LIBOR03M + 2.500%) due 04/15/2027 «~	1,000	1,000
DaVita, Inc. 4.049% (LIBOR03M + 2.250%) due 08/12/2026 ~	1,022	1,031
DCert Buyer, Inc. 5.799% (LIBOR03M + 4.000%) due 10/16/2026 ~	500	502
Delek U.S. Holdings, Inc. 4.042% (LIBOR03M + 2.250%) due 03/31/2025 ~	468	468
Dell International LLC 3.800% (LIBOR03M + 2.000%) due 09/19/2025 ~	2,078	2,094
Delta 2 (LUX) SARL 4.299% (LIBOR03M + 2.500%) due 02/01/2024 ~	2,062	2,075
Diamond (BC) BV 4.927% (LIBOR03M + 3.000%) due 09/06/2024 ~	952	936
Diamond Resorts Corp. 5.549% (LIBOR03M + 3.750%) due 09/02/2023 ~	1,659	1,625
Diamond Sports Group LLC 5.030% (LIBOR03M + 3.250%) due 08/24/2026 ~	1,322	1,322
Dun & Bradstreet Corp. 6.792% (LIBOR03M + 5.000%) due 02/06/2026 ~	900	908
Dynatrace LLC 4.549% (LIBOR03M + 2.750%) due 08/22/2025 ~	232	234
E.W. Scripps Co. 4.299% (LIBOR03M + 2.500%) due 05/01/2026 ~	744	748
Edgewell Personal Care Co. TBD% due 09/18/2026 «	650	652
Eldorado Resorts LLC 4.000% - 4.063% (LIBOR03M + 2.250%) due 04/17/2024 ~	434	434
Element Solutions, Inc. 3.799% (LIBOR03M + 2.000%) due 01/31/2026 ~	743	747
Emerald TopCo, Inc. 5.299% (LIBOR03M + 3.500%) due 07/24/2026 ~	873	879
Energizer Holdings, Inc. 4.000% (LIBOR03M + 2.250%) due 12/17/2025 ~	710	714

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)	December 31, 2019 (Unaudited)

Entercom Media Corp. TBD% due 11/18/2024	359	361
Envision Healthcare Corp. 5.549% (LIBOR03M + 3.750%) due 10/10/2025 ~	1,087	931
ESH Hospitality, Inc. 3.799% (LIBOR03M + 2.000%) due 09/18/2026 ~	1,310	1,322
Filtration Group Corp. 4.799% (LIBOR03M + 3.000%) due 03/29/2025 ~	1,161	1,167
Financial & Risk U.S. Holdings, Inc. 5.049% (LIBOR03M + 3.250%) due 10/01/2025 ~	1,282	1,295
FinCo LLC 3.799% (LIBOR03M + 2.000%) due 12/27/2022 ~	1,251	1,260
Fleet U.S. Bidco, Inc. 5.235% (LIBOR03M + 3.250%) due 10/07/2026 «~	549	553
Flex Acquisition Co., Inc. 5.349% (LIBOR03M + 3.250%) due 06/29/2025 ~	1,475	1,467
Flying Fortress, Inc. 3.695% (LIBOR03M + 1.750%) due 10/30/2022 ~	280	281
Forest City Enterprises LP 5.299% (LIBOR03M + 3.500%) due 12/08/2025 ~	767	771
Franklin Square Holdings LP 4.063% (LIBOR03M + 2.500%) due 01/31/2020	1,037	1,041
FrontDoor, Inc. 4.299% - 4.313% (LIBOR03M + 2.500%) due 08/16/2025 ~	668	671
Gardner Denver, Inc. 4.549% (LIBOR03M + 2.750%) due 07/30/2024 ~	962	969
Gates Global LLC 4.549% (LIBOR03M + 2.750%) due 04/01/2024 ~	1,903	1,908
Genesee & Wyoming, Inc. TBD% due 11/06/2026	250	253
Gentiva Health Services, Inc. 5.563% (LIBOR03M + 3.750%) due 07/02/2025 ~	998	1,005
Global Medical Response, Inc. 5.035% (LIBOR03M + 3.250%) due 04/28/2022 ~	1,513	1,484
GlobalLogic Holdings, Inc. 5.049% (LIBOR03M + 3.250%) due 08/01/2025 ~	998	1,005
Granite Acquisition, Inc. 5.445% (LIBOR03M + 3.500%) due 12/19/2021 ~	1,455	1,463
Gray Television, Inc. 4.197% (LIBOR03M + 2.500%) due 01/02/2026 ~	765	770
Greatbatch Ltd. 4.220% (LIBOR03M + 2.500%) due 10/27/2022 ~	614	615
Greenhill & Co., Inc. 4.990% (LIBOR03M + 3.250%) due 04/12/2024 «~	488	482
Grifols Worldwide Operations USA, Inc. 3.740% (LIBOR03M + 2.000%) due 11/15/2027 ~	2,098	2,118
GYP Holdings Corp. 4.549% (LIBOR03M + 2.750%) due 06/01/2025 ~	899	902
H.B. Fuller Co. 3.765% (LIBOR03M + 2.000%) due 10/20/2024 ~	967	971
Hamilton Holdco LLC 3.950% (LIBOR03M + 2.000%) due 01/02/2027 «~	798	800
HC Group Holdings, Inc. 6.299% (LIBOR03M + 4.500%) due 08/06/2026 ~	1,000	997
HCA, Inc. 3.549% (LIBOR03M + 1.750%) due 03/13/2025 ~	1,536	1,547
Hearthside Food Solutions LLC 5.487% (LIBOR03M + 3.688%) due 05/23/2025 ~	1,336	1,327
IAA, Inc. 4.063% (LIBOR03M + 2.250%) due 06/28/2026 ~	534	538
Immucor, Inc. 6.945% (LIBOR03M + 5.000%) due 06/15/2021 ~	1,618	1,615
INEOS Enterprises Holdings U.S. Finco LLC 5.914% (LIBOR03M + 4.000%) due 08/31/2026 ~	648	652
Ineos U.S. Finance LLC 3.799% (LIBOR03M + 2.000%) due 03/31/2024 ~	1,208	1,211
Informatica LLC 5.049% (LIBOR03M + 3.250%) due 08/05/2022 ~	1,219	1,226
Innovative Water Care Global Corp. 6.945% (LIBOR03M + 5.000%) due 02/27/2026 ~	1,117	941
Intelsat Jackson Holdings S.A.
5.682% (LIBOR03M + 3.750%) due 11/27/2023 ~	544	546
6.625% due 01/02/2024	600	609
ION Media Networks, Inc. 4.813% (LIBOR03M + 3.000%) due 12/18/2024 ~	542	544
IRB Holding Corp. 5.195% - 5.216% (LIBOR03M + 3.250%) due 02/05/2025 ~	1,894	1,906
Iridium Satellite LLC 5.549% (LIBOR03M + 3.750%) due 11/04/2026 ~	500	507
Jacobs Douwe Egberts International BV 3.750% (LIBOR03M + 2.000%) due 11/01/2025 ~	876	880
Jaguar Holding Co. 4.299% (LIBOR03M + 2.500%) due 08/18/2022 ~	512	516
Jefferies Finance LLC 5.500% (LIBOR03M + 3.750%) due 06/03/2026 ~	1,493	1,491

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)	December 31, 2019 (Unaudited)

Jeld Wen, Inc. 3.945% (LIBOR03M + 2.000%) due 12/14/2024 ~		588	590
KAR Auction Services ,Inc. 4.063% (LIBOR03M + 2.250%) due 09/19/2026 ~		780	787
KFC Holding Co. 3.495% (LIBOR03M + 1.750%) due 04/03/2025 ~		1,063	1,068
KIK Custom Products, Inc. 5.792% (LIBOR03M + 4.000%) due 05/15/2023 ~		475	468
Kronos, Inc. 4.909% (LIBOR03M + 3.000%) due 11/01/2023 ~		836	842
LABL, Inc. 6.299% (LIBOR03M + 4.500%) due 07/01/2026 ~		1,000	1,005
Level 3 Parent LLC 3.549% (LIBOR03M + 1.750%) due 03/01/2027 ~		669	673
Life Time Fitness, Inc . 4.549% - 4.659% (LIBOR03M + 2.750%) due 06/10/2022 ~		1,414	1,420
Lucid Energy Group LLC 4.799% (LIBOR03M + 3.000%) due 02/17/2025 ~		691	637
MA FinanceCo. LLC 4.299% (LIBOR03M + 2.500%) due 06/21/2024 ~		279	280
Marriott Ownership Resorts, Inc. 3.549% (LIBOR03M + 1.750%) due 08/29/2025 ~		546	550
McAfee LLC 5.555% (LIBOR03M + 3.750%) due 09/30/2024 ~		1,530	1,539
MED ParentCo LP
0.500% - 6.049% (LIBOR03M + 4.250%) due 08/31/2026 «~µ		85	85
6.049% (LIBOR03M + 4.250%) due 08/31/2026 «~		339	340
Meredith Corp. 4.549% (LIBOR03M + 2.750%) due 01/31/2025 ~		390	393
Messer Industrie GmbH
2.500% (EUR003M + 2.500%) due 03/01/2026 ~	EUR	1,000	1,130
4.445% (LIBOR03M + 2.500%) due 03/01/2026 ~		$695	699
MGM Growth Properties Operating Partnership LP 3.799% (LIBOR03M + 2.000%) due 03/21/2025 ~		784	789
MH Sub LLC
5.549% (LIBOR03M + 3.750%) due 09/13/2024 ~		1,378	1,386
Microchip Technology, Inc. 3.800% (LIBOR03M + 2.000%) due 05/29/2025 «~		905	914
MKS Instruments, Inc. 3.549% (LIBOR03M + 1.750%) due 02/02/2026 ~		822	826
MPH Acquisition Holdings LLC 4.695% (LIBOR03M + 2.750%) due 06/07/2023 ~		953	943
MTN Infrastructure TopCo., Inc. 4.799% (LIBOR03M + 3.000%) due 11/15/2024 ~		1,640	1,642
Nascar Holdings, Inc. 4.495% (LIBOR03M + 2.750%) due 10/19/2026 ~		615	622
National Mentor Holdings, Inc. 5.800% (LIBOR03M + 4.000%) due 03/09/2026 ~		1,564	1,579
Navicure, Inc. 5.799% (LIBOR03M + 4.000%) due 10/22/2026 ~		775	778
NCI Building Systems, Inc. 5.486% (LIBOR03M + 3.750%) due 04/12/2025 ~		1,996	1,995
NCR Corp. 4.300% (LIBOR03M + 2.500%) due 08/28/2026 ~		798	803
NEP Group, Inc. 5.049% (LIBOR03M + 3.250%) due 10/20/2025 ~		644	633
Nexstar Broadcasting, Inc. 4.452% (LIBOR03M + 2.750%) due 09/18/2026 ~		2,500	2,517
NFP Corp. 4.799% (LIBOR03M + 3.000%) due 01/08/2024 ~		1,509	1,505
NorthRiver Midstream Finance LP 5.349% (LIBOR03M + 3.250%) due 10/01/2025 ~		741	743
Numericable Group S.A. 4.549% (LIBOR03M + 2.750%) due 07/31/2025 ~		1,448	1,440
Ortho-Clinical Diagnostics S.A. 5.306% (LIBOR03M + 3.250%) due 06/30/2025 ~		1,034	1,024
Panther BF Aggregator LP 5.305% (LIBOR03M + 3.500%) due 04/30/2026 ~		324	326
Parexel International Corp. 4.549% - 4.555% (LIBOR03M + 2.750%) due 09/27/2024 ~		1,282	1,259
Party City Holdings, Inc. 4.300% (LIBOR03M + 2.500%) due 08/19/2022 ~		595	555
Penn National Gaming, Inc. 4.049% (LIBOR03M + 2.250%) due 10/15/2025 ~		545	548
Petco Animal Supplies, Inc. 5.177% (LIBOR03M + 3.250%) due 01/26/2023 ~		1,347	1,149
PetSmart, Inc. 5.740% (LIBOR03M + 4.000%) due 03/11/2022 ~		1,310	1,299
PG&E Corp.
2.250% due 12/31/2020 «µ		331	332
2.250% - 3.970% (LIBOR03M + 2.250%) due 12/31/2020 «~		994	997
Phoenix Guarantor, Inc. 6.210% (LIBOR03M + 4.500%) due 03/05/2026 ~		1,397	1,406
Plantronics, Inc. 4.299% (LIBOR03M + 2.500%) due 07/02/2025 ~		1,462	1,432

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)	December 31, 2019 (Unaudited)

Playa Resorts Holding BV 4.550% (LIBOR03M + 2.750%) due 04/29/2024 ~		1,611	1,610
Playtika Holding Corp. 7.799% (LIBOR03M + 6.000%) due 12/10/2024 ~		1,525	1,544
PQ Corp. 4.427% (LIBOR03M + 2.500%) due 02/08/2025 ~		657	662
Prestige Brands, Inc. 3.799% (LIBOR03M + 2.000%) due 01/26/2024 ~		439	443
Prime Security Services Borrower LLC
4.944% (LIBOR03M + 3.250%) due 09/23/2026 ~		2,202	2,211
ProQuest LLC 5.299% (LIBOR03M + 3.500%) due 10/23/2026 ~		550	551
Quikrete Holdings, Inc. 4.549% (LIBOR03M + 2.750%) due 11/15/2023 ~		1,943	1,955
Rackspace Hosting, Inc. 4.902% (LIBOR03M + 3.000%) due 11/03/2023 ~		2,160	2,117
Red Ventures LLC 4.799% (LIBOR03M + 3.000%) due 11/08/2024 ~		1,746	1,763
RegionalCare Hospital Partners Holdings, Inc. 6.299% (LIBOR03M + 4.500%) due 11/17/2025 ~		1,710	1,725
Revspring, Inc. 5.945% (LIBOR03M + 4.000%) due 10/11/2025 ~		495	496
Rexnord LLC 3.535% (LIBOR03M + 1.750%) due 08/21/2024 ~		397	400
Reynolds Group Holdings, Inc. 4.549% (LIBOR03M + 2.750%) due 02/05/2023 ~		1,616	1,623
SBA Senior Finance LLC 3.555% (LIBOR03M + 1.750%) due 04/11/2025 ~		2,002	2,012
Science Applications International Corp. 3.549% (LIBOR03M + 1.750%) due 10/31/2025 ~		962	969
Scientific Games International, Inc. 4.549% - 4.695% (LIBOR03M + 2.750%) due 08/14/2024 ~		1,870	1,878
Seattle Spinco, Inc. 4.299% (LIBOR03M + 2.500%) due 06/21/2024 ~		1,881	1,888
Select Medical Corp. 4.580% (LIBOR03M + 2.500%) due 03/06/2025 ~		250	250
Sequa Mezzanine Holdings LLC
6.904% (LIBOR03M + 5.000%) due 11/28/2021 ~		1,282	1,284
10.936% (LIBOR03M + 9.000%) due 04/28/2022 ~		474	468
Sigma Bidco BV 5.085% (LIBOR03M + 3.000%) due 07/02/2025 ~		1,648	1,653
Sinclair Television Group, Inc. 4.050% (LIBOR03M + 2.250%) due 01/03/2024 ~		657	659
Six Flags Theme Parks, Inc. 3.550% (LIBOR03M + 1.750%) due 04/17/2026 ~		498	500
SolarWinds Holdings, Inc. 4.549% (LIBOR03M + 2.750%) due 02/05/2024 ~		1,266	1,278
Sotera Health Holdings LLC 6.289% (LIBOR03M + 4.500%) due 12/11/2026 ~		2,000	2,009
Sprint Communications, Inc.
4.313% (LIBOR03M + 2.500%) due 02/02/2024 ~		1,297	1,288
4.813% (LIBOR03M + 3.000%) due 02/02/2024 ~		743	742
SS&C Technologies Holdings Europe SARL 4.049% (LIBOR03M + 2.250%) due 04/16/2025 ~		321	324
SS&C Technologies, Inc. 4.049% (LIBOR03M + 2.250%) due 04/16/2025 ~		456	460
Staples, Inc.
6.191% (LIBOR03M + 4.500%) due 09/12/2024 ~		249	245
6.691% (LIBOR03M + 5.000%) due 04/16/2026 ~		1,095	1,077
Starfruit Finco BV 4.960% (LIBOR03M + 3.250%) due 10/01/2025 ~		1,259	1,262
Stars Group Holdings BV 5.445% (LIBOR03M + 3.500%) due 07/10/2025 ~		474	478
Starwood Property Trust, Inc. 4.299% (LIBOR03M + 2.500%) due 07/27/2026 ~		574	578
Station Casinos LLC 4.300% (LIBOR03M + 2.500%) due 06/08/2023 ~		1,623	1,632
Sunshine Investments BV 5.160% (LIBOR03M + 3.250%) due 03/28/2025 ~		1,358	1,363
Sunshine Luxembourg SARL
3.750% (EUR003M + 3.750%) due 10/01/2026 ~	EUR	1,000	1,131
6.195% due 10/01/2026 ~		$925	935
Syneos Health, Inc. 3.799% (LIBOR03M + 2.000%) due 08/01/2024 ~		623	626
Syniverse Holdings, Inc. 6.846% (LIBOR03M + 5.000%) due 03/09/2023 ~		1,083	1,009
Telenet Financing LLC 3.990% (LIBOR03M + 2.250%) due 08/15/2026 ~		500	504
Telesat LLC 4.630% (LIBOR03M + 2.750%) due 12/07/2026 ~		1,000	1,007
Tempo Acquisition LLC 4.549% (LIBOR03M + 2.750%) due 05/01/2024 ~		1,786	1,799
Terex Corp. 4.594% (LIBOR03M + 2.750%) due 01/31/2024 ~		298	300
TI Group Automotive Systems LLC 4.299% (LIBOR03M + 2.500%) due 06/30/2022 ~		1,426	1,433

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)	December 31, 2019 (Unaudited)

Trans Union LLC 3.549% (LIBOR03M + 1.750%) due 11/16/2026 ~	1,722	1,731
TransDigm, Inc. 4.299% (LIBOR03M + 2.500%) due 06/09/2023 ~	2,084	2,093
Tronox Finance LLC 4.549% - 4.695% (LIBOR03M + 2.750%) due 09/23/2024 ~	1,092	1,095
Truck Hero, Inc. 5.549% (LIBOR03M + 3.750%) due 04/21/2024 ~	801	784
U.S. Ecology, Inc. 4.299% (LIBOR03M + 2.500%) due 08/14/2026 ~	500	505
U.S. Foods, Inc. 3.542% - 3.549% (LIBOR03M + 1.750%) due 06/27/2023 ~	569	571
U.S. Renal Care, Inc. 6.813% (LIBOR03M + 5.000%) due 06/26/2026 ~	1,372	1,364
Univar, Inc.
3.799% (LIBOR03M + 2.000%) due 07/01/2026 ~	500	502
4.049% (LIBOR03M + 2.250%) due 07/01/2024 ~	1,018	1,024
Univision Communications, Inc. 4.549% (LIBOR03M + 2.750%) due 03/15/2024 ~	1,778	1,759
USI, Inc. 4.945% (LIBOR03M + 3.000%) due 05/16/2024 ~	2,047	2,050
USS Ultimate Holdings, Inc. 5.671% - 5.695% (LIBOR03M + 3.750%) due 08/25/2024 ~	1,787	1,795
Verifone Systems, Inc. 5.899% (LIBOR03M + 4.000%) due 08/20/2025 ~	1,632	1,616
Verscend Holding Corp. 6.299% (LIBOR03M + 4.500%) due 08/27/2025 ~	543	547
VFH Parent LLC 5.197% (LIBOR03M + 3.500%) due 03/01/2026 ~	1,526	1,534
Virgin Media Bristol LLC 4.240% (LIBOR03M + 2.500%) due 01/31/2028 ~	525	529
Vistra Energy Corp. 3.487% - 3.549% (LIBOR03M + 1.750%) due 12/31/2025 ~	1,350	1,360
Wand NewCo 3, Inc. 5.299% (LIBOR03M + 3.500%) due 02/05/2026 ~	1,222	1,235
WeddingWire, Inc. 6.299% (LIBOR03M + 4.500%) due 12/19/2025 «~	619	623
Welbilt, Inc. 4.299% (LIBOR03M + 2.500%) due 10/23/2025 «~	1,615	1,623
Western Institutional Review Board, Inc. TBD% due 12/03/2026 «	925	926
WEX, Inc. 4.049% (LIBOR03M + 2.250%) due 05/15/2026 ~	1,214	1,223
Whatabrands LLC 4.944% (LIBOR03M + 3.250%) due 08/02/2026 ~	574	577
Wilsonart LLC 5.200% (LIBOR03M + 3.250%) due 12/19/2023 ~	1,481	1,488
Wyndham Destinations, Inc. 4.049% (LIBOR03M + 2.250%) due 05/30/2025 ~	988	992
Xerox Business Services LLC 4.299% (LIBOR03M + 2.500%) due 12/07/2023 ~	1,531	1,529
XPO Logistics, Inc. 3.799% (LIBOR03M + 2.000%) due 02/24/2025 ~	1,870	1,880
Ziggo Secured Finance Partnership 4.240% (LIBOR03M + 2.500%) due 04/15/2025 ~	1,525	1,528
Total Loan Participations and Assignments (Cost $255,710)		256,553
CORPORATE BONDS & NOTES 4.4%
BANKING & FINANCE 0.5%
CNO Financial Group, Inc. 5.250% due 05/30/2029	250	280
ESH Hospitality, Inc. 4.625% due 10/01/2027	400	406
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025	250	265
Jefferies Finance LLC 7.250% due 08/15/2024	200	206
Springleaf Finance Corp. 6.625% due 01/15/2028	250	283
Stearns Holdings LLC
5.000% due 11/05/2024	19	12
		1,452
INDUSTRIALS 3.8%
Altice France S.A. 5.500% due 01/15/2028	200	206
American Builders & Contractors Supply Co., Inc. 4.000% due 01/15/2028	275	280
Ardagh Packaging Finance PLC 4.125% due 08/15/2026	200	205
B.C. Unlimited Liability Co. 4.375% due 01/15/2028	400	402

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)	December 31, 2019 (Unaudited)

Camelot Finance S.A. 4.500% due 11/01/2026	200	206
CCO Holdings LLC 5.125% due 05/01/2023	250	256
Centene Corp. 4.750% due 01/15/2025	200	208
Charles River Laboratories International, Inc. 4.250% due 05/01/2028	100	102
Cheniere Energy Partners LP 4.500% due 10/01/2029	500	515
Community Health Systems, Inc.
6.250% due 03/31/2023	100	102
8.000% due 03/15/2026	625	645
Connect Finco SARL 6.750% due 10/01/2026	200	213
Diamond Sports Group LLC 5.375% due 08/15/2026	500	507
DISH DBS Corp. 5.875% due 07/15/2022	300	319
Fairstone Financial, Inc. 7.875% due 07/15/2024	250	269
Greif, Inc. 6.500% due 03/01/2027	100	108
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (a)	250	266
Installed Building Products, Inc. 5.750% due 02/01/2028	300	321
Live Nation Entertainment, Inc. 4.750% due 10/15/2027	200	207
Melco Resorts Finance Ltd. 5.375% due 12/04/2029	250	257
MSCI, Inc. 4.000% due 11/15/2029	350	355
NCR Corp. 6.125% due 09/01/2029	250	272
Netflix, Inc. 4.875% due 06/15/2030	200	204
Performance Food Group, Inc. 5.500% due 10/15/2027	200	214
Prime Security Services Borrower LLC 5.750% due 04/15/2026	400	436
Qorvo, Inc. 4.375% due 10/15/2029	300	315
Scotts Miracle-Gro Co. 4.500% due 10/15/2029	250	256
Select Medical Corp. 6.250% due 08/15/2026	375	407
Sensata Technologies, Inc. 4.375% due 02/15/2030	200	204
Silgan Holdings, Inc. 4.125% due 02/01/2028	300	301
Speedway Motorsports LLC 4.875% due 11/01/2027	200	203
SS&C Technologies, Inc. 5.500% due 09/30/2027	500	535
Standard Industries, Inc. 5.375% due 11/15/2024	200	206
Telesat Canada 6.500% due 10/15/2027	300	313
Viper Energy Partners LP 5.375% due 11/01/2027	200	208
Virgin Media Secured Finance PLC 5.500% due 05/15/2029	800	848
Yum! Brands, Inc. 4.750% due 01/15/2030	200	210
		11,081
UTILITIES 0.1%
Blue Racer Midstream LLC 6.125% due 11/15/2022	200	196

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)	December 31, 2019 (Unaudited)

Targa Resources Partners LP 6.500% due 07/15/2027	175	192
		388
Total Corporate Bonds & Notes (Cost $12,398)		12,921
	SHARES
PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
CIT Group, Inc. 5.800% due 06/15/2022 ●(b)	700,000	719
Total Preferred Securities (Cost $700)		719
	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (c) 0.1%		397
Total Short-Term Instruments (Cost $397)		397
Total Investments in Securities (Cost $269,205)		270,590
	SHARES
INVESTMENTS IN AFFILIATES 6.7%
SHORT-TERM INSTRUMENTS 6.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.7%
PIMCO Short-Term Floating NAV Portfolio III	1,986,223	19,650
Total Short-Term Instruments (Cost $19,641)		19,650
Total Investments in Affiliates (Cost $19,641)		19,650
Total Investments 99.4% (Cost $288,846)		$290,240
Financial Derivative Instruments (d)(e) 0.0%(Cost or Premiums, net $386)		88
Other Assets and Liabilities, net 0.6%		1,738
Net Assets 100.0%		$292,066

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Payment in-kind security.
(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$397	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(406)	$397	$397
Total Repurchase Agreements						$(406)	$397	$397

(1)	Includes accrued interest.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.HY-28 5-Year Index	5.000%	Quarterly	06/20/2022	$5,486	$405	$(49)	$356	$0	$0
Total Swap Agreements					$405	$(49)	$356	$0	$0

Cash of $521 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered	Currency to be Received	Asset	Liability
UAG	01/2020	EUR	1,980	$2,187	$0	$(35)
Total Forward Foreign Currency Contracts					$0	$(35)

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)	December 31, 2019 (Unaudited)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	iBoxx USD Liquid High Yield Index	N/A	1.908% (3-Month USD-LIBOR)	Maturity	09/20/2020	$4,900	$(19)	$142	$123	$0
Total Swap Agreements								$(19)	$142	$123	$0

(1)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$239,054	$17,499	$256,553
Corporate Bonds & Notes
Banking & Finance	0	1,452	0	1,452
Industrials	0	11,081	0	11,081
Utilities	0	388	0	388
Preferred Securities
Banking & Finance	0	719	0	719
Short-Term Instruments
Repurchase Agreements	0	397	0	397
	$0	$253,091	$17,499	$270,590
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$19,650	$0	$0	$19,650
Total Investments	$19,650	$253,091	$17,499	$290,240
Financial Derivative Instruments - Assets
Over the counter	$0	$123	$0	$123
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(35)	$0	$(35)
Total Financial Derivative Instruments	$0	$88	$0	$88
Totals	$19,650	$253,179	$17,499	$290,328

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2019:

Category and Subcategory	Beginning Balance at 03/31/2019	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2019(1)
Investments in Securities, at Value
Loan Participations and Assignments	$40,753	$6,444	$(19,513)	$20	$12	$472	$5,780	$(16,469)	$17,499	$117
Totals	$40,753	$6,444	$(19,513)	$20	$12	$472	$5,780	$(16,469)	$17,499	$117

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

				(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 12/31/2019	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$17,499	Third Party Vendor	Broker Quote	98.875 - 101.000	100.294
Total	$17,499

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Short Asset Investment Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 74.5% ¤
CORPORATE BONDS & NOTES 42.4%
BANKING & FINANCE 26.0%
ABN AMRO Bank NV
2.376% (US0003M + 0.410%) due 01/19/2021 ~	$1,000	$1,002
2.489% (US0003M + 0.570%) due 08/27/2021 ~	5,080	5,102
AerCap Ireland Capital DAC
4.250% due 07/01/2020	4,300	4,344
4.500% due 05/15/2021	20,788	21,457
4.625% due 10/30/2020	5,500	5,610
AIA Group Ltd. 2.428% (US0003M + 0.520%) due 09/20/2021 ~	9,500	9,508
Air Lease Corp. 4.750% due 03/01/2020	13,042	13,095
Aircastle Ltd. 7.625% due 04/15/2020	2,000	2,030
American Express Co. 2.519% (US0003M + 0.620%) due 05/20/2022 ~	10,000	10,067
American Honda Finance Corp.
2.181% (US0003M + 0.290%) due 12/10/2021 ~	10,000	10,005
2.238% (US0003M + 0.350%) due 06/11/2021 ~	10,600	10,629
2.487% (US0003M + 0.540%) due 06/27/2022 ~	34,600	34,791
Aozora Bank Ltd. 2.750% due 03/09/2020	6,400	6,405
AvalonBay Communities, Inc. 2.431% (US0003M + 0.430%) due 01/15/2021 ~	1,800	1,800
Aviation Capital Group LLC
2.857% (US0003M + 0.950%) due 06/01/2021 ~	12,800	12,858
6.750% due 04/06/2021	3,433	3,618
Bank of America N.A. 2.260% (US0003M + 0.350%) due 05/24/2021 ~	39,000	39,038
Barclays Bank PLC
2.444% (US0003M + 0.460%) due 01/11/2021 ~	4,827	4,834
2.544% (US0003M + 0.650%) due 08/07/2020 ~	10,000	10,026
Barclays PLC
2.875% due 06/08/2020	2,500	2,507
3.250% due 01/12/2021	6,733	6,803
4.011% (US0003M + 2.110%) due 08/10/2021 ~	2,500	2,560
BOC Aviation Ltd.
2.952% (US0003M + 1.050%) due 05/02/2021 ~	5,470	5,495
3.000% due 03/30/2020	1,100	1,101
Brixmor Operating Partnership LP 2.959% (US0003M + 1.050%) due 02/01/2022 ~	6,200	6,198
Canadian Imperial Bank of Commerce 2.341% (SOFRRATE + 0.800%) due 03/17/2023 ~	13,500	13,550
Citibank N.A. 2.499% (US0003M + 0.600%) due 05/20/2022 ~	8,550	8,585
Citigroup, Inc.
2.425% (SOFRRATE + 0.870%) due 11/04/2022 ~	8,000	8,042
2.955% (US0003M + 1.070%) due 12/08/2021 ~	13,735	13,922
CK Hutchison International Ltd. 2.250% due 09/29/2020	3,136	3,135
Credit Agricole CIB Financial Solutions S.A. 2.000% due 01/27/2020 ●	10,000	10,000
Credit Suisse AG 2.100% due 11/12/2021	17,800	17,884
Danske Bank A/S
2.200% due 03/02/2020	10,000	10,000
2.417% (US0003M + 0.510%) due 03/02/2020 ~	20,845	20,852
2.750% due 09/17/2020	8,065	8,090
3.001% due 09/20/2022 ●	500	504
Delphi Financial Group, Inc. 7.875% due 01/31/2020	5,000	5,021
DNB Bank ASA 2.527% (US0003M + 0.620%) due 12/02/2022 ~	17,000	17,090
Emirates NBD Bank PJSC 3.486% (US0003M + 1.550%) due 01/26/2020 ~	1,000	1,003
Emirates NBD PJSC 3.000% due 05/06/2020	2,500	2,506
First Abu Dhabi Bank PJSC 2.250% due 02/11/2020	12,422	12,424
First Gulf Bank PJSC 2.625% due 02/24/2020	2,000	2,002

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2019 (Unaudited)

Ford Motor Credit Co. LLC
2.865% (US0003M + 0.930%) due 09/24/2020 ~	23,700	23,736
3.012% (US0003M + 1.000%) due 01/09/2020 ~	8,115	8,116
4.593% (US0003M + 2.550%) due 01/07/2021 ~	7,900	8,015
8.125% due 01/15/2020	500	501
General Motors Financial Co., Inc.
2.450% due 11/06/2020	4,700	4,712
2.862% (US0003M + 0.850%) due 04/09/2021 ~	3,340	3,347
Goldman Sachs Bank USA 2.150% due 05/24/2021 ●	23,914	23,927
Goldman Sachs Group, Inc.
3.080% (US0003M + 1.170%) due 11/15/2021 ~	7,000	7,055
3.300% (US0003M + 1.360%) due 04/23/2021 ~	4,700	4,763
Harley-Davidson Financial Services, Inc.
2.150% due 02/26/2020	4,140	4,140
2.395% (US0003M + 0.500%) due 05/21/2020 ~	4,740	4,745
2.847% (US0003M + 0.940%) due 03/02/2021 ~	2,205	2,218
HSBC Holdings PLC
2.504% (US0003M + 0.600%) due 05/18/2021 ~	16,631	16,649
2.537% (US0003M + 0.650%) due 09/11/2021 ~	37,233	37,319
HSH Portfoliomanagement AoeR 2.233% (US0003M + 0.330%) due 11/19/2021 ~	5,000	5,027
Hyundai Capital Services, Inc. 2.625% due 09/29/2020	2,850	2,855
ICICI Bank Ltd.
3.500% due 03/18/2020	3,900	3,908
5.750% due 11/16/2020	1,915	1,966
International Lease Finance Corp.
4.625% due 04/15/2021	5,851	6,034
8.250% due 12/15/2020	2,000	2,115
Jackson National Life Global Funding
2.301% (US0003M + 0.300%) due 10/15/2020 ~	7,600	7,611
2.368% (US0003M + 0.480%) due 06/11/2021 ~	1,000	1,004
John Deere Capital Corp. 2.377% (US0003M + 0.490%) due 06/13/2022 ~	9,800	9,846
JPMorgan Chase & Co. 2.435% (US0003M + 0.550%) due 03/09/2021 ~	35,000	35,013
JPMorgan Chase Bank N.A. 2.199% (US0003M + 0.290%) due 02/01/2021 ~	3,000	3,001
KEB Hana Bank
2.645% (US0003M + 0.700%) due 10/02/2022 ~	5,200	5,221
2.768% (US0003M + 0.725%) due 04/05/2020 ~	15,000	15,013
Lloyds Bank PLC 2.384% (US0003M + 0.490%) due 05/07/2021 ~	4,522	4,538
Lloyds Banking Group PLC 2.728% (US0003M + 0.800%) due 06/21/2021 ~	16,200	16,293
Macquarie Bank Ltd. 3.048% (US0003M + 1.120%) due 07/29/2020 ~	2,200	2,213
Metropolitan Life Global Funding
2.040% (SOFRRATE + 0.500%) due 05/28/2021 ~	3,300	3,307
2.110% due 09/07/2020 ●	28,500	28,558
Mitsubishi UFJ Financial Group, Inc.
2.585% (US0003M + 0.700%) due 03/07/2022 ~	7,000	7,031
2.730% (US0003M + 0.790%) due 07/25/2022 ~	3,000	3,020
2.947% (US0003M + 1.060%) due 09/13/2021 ~	18,152	18,353
Mitsubishi UFJ Lease & Finance Co. Ltd. 2.750% due 10/21/2020	14,300	14,369
Mizuho Financial Group, Inc.
2.737% (US0003M + 0.850%) due 09/13/2023 ~	17,800	17,877
2.841% (US0003M + 0.840%) due 07/16/2023 ~	12,000	12,054
3.027% (US0003M + 1.140%) due 09/13/2021 ~	6,717	6,799
Morgan Stanley 3.146% (US0003M + 1.180%) due 01/20/2022 ~	20,575	20,766
Nationwide Building Society 2.350% due 01/21/2020	475	475
New York Life Global Funding
2.233% (US0003M + 0.280%) due 01/21/2022 ~	7,000	7,017
2.441% (US0003M + 0.440%) due 07/12/2022 ~	12,500	12,553
Nissan Motor Acceptance Corp.
2.150% due 07/13/2020	1,650	1,649
2.351% (US0003M + 0.390%) due 09/28/2020 ~	16,410	16,417
2.558% (US0003M + 0.630%) due 09/21/2021 ~	11,085	11,096
NTT Finance Corp. 2.491% (US0003M + 0.530%) due 06/29/2020 ~	33,000	33,045
ORIX Corp. 2.650% due 04/13/2021	4,000	4,022
Pacific LifeCorp 6.000% due 02/10/2020	2,233	2,241
PNC Bank N.A. 2.403% (US0003M + 0.450%) due 07/22/2022 ~	48,000	48,097
Qatari Diar Finance QSC 5.000% due 07/21/2020	8,310	8,450
QNB Finance Ltd.
2.902% (US0003M + 1.000%) due 05/02/2022 ~	600	601
3.244% (US0003M + 1.350%) due 02/07/2020 ~	21,900	21,926
3.251% (US0003M + 1.350%) due 02/12/2020 ~	29,800	29,856

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2019 (Unaudited)

Reliance Standard Life Global Funding
2.500% due 01/15/2020	1,500	1,500
3.050% due 01/20/2021	6,200	6,267
Santander Holdings USA, Inc. 2.650% due 04/17/2020	15,248	15,266
Santander UK PLC
2.202% (US0003M + 0.300%) due 11/03/2020 ~	5,000	5,003
2.527% (US0003M + 0.620%) due 06/01/2021 ~	6,800	6,825
2.570% (US0003M + 0.660%) due 11/15/2021 ~	10,000	10,052
Skandinaviska Enskilda Banken AB
2.334% (US0003M + 0.430%) due 05/17/2021 ~	15,000	15,039
2.532% (US0003M + 0.645%) due 12/12/2022 ~	3,000	3,009
Standard Chartered PLC 3.091% (US0003M + 1.200%) due 09/10/2022 ~	21,400	21,579
State Bank of India 2.816% (US0003M + 0.850%) due 01/20/2020 ~	3,900	3,908
Sumitomo Mitsui Financial Group, Inc.
2.781% (US0003M + 0.780%) due 07/12/2022 ~	1,800	1,811
3.111% (US0003M + 1.110%) due 07/14/2021 ~	16,518	16,717
Svenska Handelsbanken AB 2.380% (US0003M + 0.470%) due 05/24/2021 ~	8,700	8,730
Synchrony Bank 2.586% (US0003M + 0.625%) due 03/30/2020 ~	300	300
Synchrony Financial 2.700% due 02/03/2020	10,578	10,582
Toyota Motor Credit Corp. 2.567% (US0003M + 0.540%) due 01/08/2021 ~	20,300	20,387
UBS AG 2.387% (US0003M + 0.480%) due 12/01/2020 ~	12,650	12,684
UBS Group AG
3.375% (US0003M + 1.440%) due 09/24/2020 ~	3,676	3,710
3.766% due 04/14/2021 ●	5,818	5,929
United Overseas Bank Ltd. 2.414% (US0003M + 0.480%) due 04/23/2021 ~	6,945	6,968
Wells Fargo Bank N.A.
2.539% (US0003M + 0.620%) due 05/27/2022 ~	42,000	42,189
2.545% (US0003M + 0.660%) due 09/09/2022 ~	7,500	7,542
		1,211,970
INDUSTRIALS 13.4%
AbbVie, Inc. 2.355% (US0003M + 0.460%) due 11/19/2021 ~	11,700	11,726
Allergan Funding SCS
3.000% due 03/12/2020	31,352	31,376
3.142% (US0003M + 1.255%) due 03/12/2020 ~	17,461	17,495
BAT Capital Corp.
2.499% due 08/14/2020 ●	23,800	23,844
2.790% (US0003M + 0.880%) due 08/15/2022 ~	8,400	8,445
Bayer U.S. Finance LLC
2.577% (US0003M + 0.630%) due 06/25/2021 ~	4,000	4,014
3.000% due 10/08/2021	750	760
Becton Dickinson and Co. 2.404% due 06/05/2020	2,004	2,006
BMW U.S. Capital LLC
2.401% (US0003M + 0.500%) due 08/13/2021 ~	15,000	15,042
2.411% (US0003M + 0.410%) due 04/12/2021 ~	1,500	1,503
Bristol-Myers Squibb Co. 2.284% (US0003M + 0.380%) due 05/16/2022 ~	8,000	8,028
Broadcom Corp. 2.375% due 01/15/2020	47,365	47,368
Campbell Soup Co. 2.394% (US0003M + 0.500%) due 03/16/2020 ~	9,000	9,003
Central Nippon Expressway Co. Ltd.
2.431% (US0003M + 0.540%) due 08/04/2020 ~	23,100	23,131
2.670% (US0003M + 0.770%) due 09/17/2020 ~	1,000	1,003
2.716% due 03/03/2022 ●	13,760	13,848
2.744% (US0003M + 0.850%) due 09/14/2021 ~	8,000	8,051
3.004% (US0003M + 1.070%) due 04/23/2021 ~	2,000	2,017
Charter Communications Operating LLC
3.559% (US0003M + 1.650%) due 02/01/2024 ~	4,900	5,044
3.579% due 07/23/2020	3,000	3,019
Conagra Brands, Inc. 2.512% (US0003M + 0.500%) due 10/09/2020 ~	23,440	23,478
Constellation Brands, Inc. 2.610% (US0003M + 0.700%) due 11/15/2021 ~	3,000	3,001
D.R. Horton, Inc. 4.000% due 02/15/2020	4,665	4,676
Daimler Finance North America LLC
2.331% (US0003M + 0.430%) due 02/12/2021 ~	4,900	4,904
2.452% (US0003M + 0.550%) due 05/04/2021 ~	10,000	10,016
2.810% (US0003M + 0.900%) due 02/15/2022 ~	33,000	33,265
Dell International LLC 4.420% due 06/15/2021	23,500	24,185
Deutsche Telekom International Finance BV 2.225% due 01/17/2020	500	500

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2019 (Unaudited)

Dominion Energy Gas Holdings LLC 2.494% (US0003M + 0.600%) due 06/15/2021 ~	4,500	4,519
Doosan Heavy Industries & Construction Co. Ltd. 2.125% due 04/27/2020	9,600	9,597
EQT Corp. 2.679% (US0003M + 0.770%) due 10/01/2020 ~	3,446	3,437
GATX Corp. 2.611% (US0003M + 0.720%) due 11/05/2021 ~	2,400	2,411
General Electric Co. 2.801% (US0003M + 0.800%) due 04/15/2020 ~	5,500	5,507
General Mills, Inc. 6.610% due 10/15/2022	4,000	4,131
General Motors Co. 2.694% (US0003M + 0.800%) due 08/07/2020 ~	16,566	16,592
Goodrich Corp. 4.875% due 03/01/2020	5,000	5,022
Hewlett Packard Enterprise Co. 2.763% (US0003M + 0.720%) due 10/05/2021 ~	7,200	7,201
Hyundai Capital America
2.550% due 04/03/2020	10,450	10,455
2.600% due 03/19/2020	1,700	1,701
2.699% due 09/18/2020 ●	7,100	7,116
2.708% (US0003M + 0.800%) due 04/03/2020 ~	6,859	6,867
2.750% due 09/18/2020	918	921
2.899% (US0003M + 1.000%) due 09/18/2020 ~	1,100	1,104
2.967% (US0003M + 0.940%) due 07/08/2021 ~	717	719
3.000% due 10/30/2020	4,711	4,740
Imperial Brands Finance PLC 2.950% due 07/21/2020	13,828	13,868
Kinder Morgan Energy Partners LP 6.850% due 02/15/2020	19,990	20,091
Kraft Heinz Foods Co.
2.471% (US0003M + 0.570%) due 02/10/2021 ~	7,100	7,112
2.800% due 07/02/2020	439	440
Marriott International, Inc. 2.507% (US0003M + 0.600%) due 12/01/2020 ~	6,500	6,522
Occidental Petroleum Corp.
2.854% (US0003M + 0.950%) due 02/08/2021 ~	15,602	15,704
4.850% due 03/15/2021	21,383	22,028
Penske Truck Leasing Co. LP 3.050% due 01/09/2020	4,100	4,101
Pioneer Natural Resources Co. 7.500% due 01/15/2020	6,480	6,491
Syngenta Finance NV 3.698% due 04/24/2020	600	602
Textron, Inc. 2.451% (US0003M + 0.550%) due 11/10/2020 ~	3,400	3,400
Time Warner Cable LLC 5.000% due 02/01/2020	31,380	31,439
VMware, Inc. 2.300% due 08/21/2020	5,000	5,008
Volkswagen Group of America Finance LLC
2.400% due 05/22/2020	2,200	2,203
2.675% (US0003M + 0.770%) due 11/13/2020 ~	8,500	8,535
3.875% due 11/13/2020	13,796	14,022
Volkswagen International Finance NV 4.000% due 08/12/2020	1,175	1,189
Walt Disney Co.
2.157% (US0003M + 0.250%) due 09/01/2021 ~	7,900	7,922
2.297% (US0003M + 0.390%) due 09/01/2022 ~	10,600	10,669
Westinghouse Air Brake Technologies Corp. 3.194% (US0003M + 1.050%) due 09/15/2021 ~	6,200	6,201
Woolworths Group Ltd. 4.000% due 09/22/2020	5,000	5,061
		625,396
UTILITIES 3.0%
AT&T, Inc.
2.657% (US0003M + 0.750%) due 06/01/2021 ~	25,400	25,557
2.891% (US0003M + 0.930%) due 06/30/2020 ~	605	607
2.951% (US0003M + 0.950%) due 07/15/2021 ~	4,900	4,948
Chugoku Electric Power Co., Inc. 2.701% due 03/16/2020	7,850	7,854
Duke Energy Corp.
2.409% (US0003M + 0.500%) due 05/14/2021 ~	13,700	13,754
2.538% (US0003M + 0.650%) due 03/11/2022 ~	3,700	3,727
Duke Energy Florida LLC 2.167% (US0003M + 0.250%) due 11/26/2021 ~	8,300	8,308
Electricite de France S.A. 4.600% due 01/27/2020	800	801
Exelon Generation Co. LLC 2.950% due 01/15/2020	16,044	16,047
Israel Electric Corp. Ltd. 9.375% due 01/28/2020	13,075	13,152

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2019 (Unaudited)

Mississippi Power Co. 2.597% (US0003M + 0.650%) due 03/27/2020 ~	2,292	2,293
NextEra Energy Capital Holdings, Inc. 2.630% (US0003M + 0.720%) due 02/25/2022 ~	3,600	3,631
Pennsylvania Electric Co. 5.200% due 04/01/2020	1,580	1,591
Sempra Energy
2.400% due 02/01/2020	7,525	7,526
2.400% due 03/15/2020	2,000	2,000
2.501% (US0003M + 0.500%) due 01/15/2021 ~	3,886	3,887
Southern Power Co. 2.458% (US0003M + 0.550%) due 12/20/2020 ~	18,100	18,105
TECO Finance, Inc. 5.150% due 03/15/2020	4,000	4,025
		137,813
Total Corporate Bonds & Notes (Cost $1,970,986)		1,975,179
MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.2%
California State General Obligation Bonds, Series 2013 1.888% (0.7*US0001M + 0.700%) due 12/01/2028 ~	5,000	5,009
California State General Obligation Bonds, Series 2017 2.477% (US0001M + 0.780%) due 04/01/2047 ~	6,000	6,024
		11,033
WASHINGTON 0.2%
Washington Health Care Facilities Authority Revenue Bonds, Series 2017 2.301% (0.67*US0001M + 1.100%) due 01/01/2042 ~	7,000	7,082
Total Municipal Bonds & Notes (Cost $18,000)		18,115
U.S. GOVERNMENT AGENCIES 4.5%
Fannie Mae
2.092% due 04/25/2036 - 06/25/2042 ●	2,422	2,410
2.131% due 11/25/2044 - 09/25/2055 ●	37,502	37,496
2.142% due 07/25/2036 - 06/25/2043 ●	420	417
2.181% due 09/25/2049 ●	16,622	16,612
2.192% due 02/25/2042 ●	621	620
2.231% due 07/25/2046 ●	5,387	5,390
2.242% due 04/25/2039 ●	331	331
2.292% due 02/25/2042 ●	675	674
2.312% due 03/25/2042 ●	216	217
2.332% due 07/25/2037 ●	96	97
2.342% due 10/25/2041 ●	250	251
4.402% due 05/01/2038 ●	6,283	6,590
Freddie Mac
2.040% due 04/15/2037 ●	424	422
2.047% due 09/25/2021 ●	357	357
2.070% due 07/15/2037 ●	412	412
2.101% due 05/15/2038 ●	1,439	1,437
2.111% due 05/15/2041 ●	1,606	1,605
2.121% due 06/15/2040 ●	3,571	3,565
2.131% due 10/15/2037 - 09/15/2044 ●	53,315	53,145
2.140% due 03/15/2040 - 11/15/2043 ●	874	873
2.190% due 06/15/2049 ●	11,877	11,872
2.240% due 08/15/2041 ●	21	21
2.260% due 12/15/2041 ●	540	542
2.290% due 09/15/2037 - 11/15/2041 ●	873	877
2.320% due 07/15/2037 ●	560	561
2.340% due 11/15/2037 ●	101	102
2.690% due 01/15/2032 ●	237	240
2.740% due 01/15/2039 ●	61	62
2.852% due 10/15/2037	9,507	9,434
3.191% due 05/15/2033 ●	250	258
Ginnie Mae
1.974% due 06/20/2066 ●	389	388
2.075% due 04/20/2037 ●	1,425	1,426
2.129% due 07/20/2043 ●	1,055	1,058
2.144% due 10/20/2066 ●	174	174
2.165% due 06/20/2039 ●	111	111
2.174% due 01/20/2068 ●	174	173
2.215% due 06/20/2049 ●	19,561	19,561
2.225% due 05/20/2049 ●	4,958	4,956
2.244% due 08/20/2065 ●	919	917
2.274% due 12/20/2060 - 07/20/2064 ●	427	427
2.344% due 04/20/2062 ●	761	761
2.454% due 08/20/2061 ●	175	175
2.474% due 10/20/2065 ●	233	233
2.524% due 08/20/2067 ●	1,503	1,515
2.544% due 02/20/2066 ●	451	452
2.574% due 05/20/2066 ●	4,864	4,895

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2019 (Unaudited)

2.916% due 09/20/2067 ●	1,638	1,661
5.167% due 09/20/2066 ~	5,099	5,576
NCUA Guaranteed Notes
2.163% due 01/08/2020 ●	1,092	1,092
2.183% due 11/05/2020 ●	6,517	6,518
2.273% due 12/08/2020 ●	1,009	1,009
Total U.S. Government Agencies (Cost $210,213)		209,968
U.S. TREASURY OBLIGATIONS 4.0%
U.S. Treasury Notes
1.500% due 10/31/2024 (b)	190,000	188,265
Total U.S. Treasury Obligations (Cost $189,149)		188,265
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%
Bancorp Commercial Mortgage Trust 2.815% due 09/15/2036 ●	6,459	6,468
Brass PLC 2.806% due 11/16/2066 ●	4,700	4,702
Gosforth Funding PLC 2.360% due 08/25/2060 ●	4,628	4,622
OBP Depositor LLC Trust 4.646% due 07/15/2045	2,287	2,285
Silverstone Master Issuer PLC 2.516% (US0003M + 0.550%) due 01/21/2070 ~	3,125	3,128
Stonemont Portfolio Trust 2.615% due 08/20/2030 ●	4,357	4,356
UBS-Barclays Commercial Mortgage Trust 2.526% due 04/10/2046 ●	13,982	14,147
Wells Fargo Commercial Mortgage Trust 2.710% due 03/18/2028 ~	18,345	18,325
Wells Fargo-RBS Commercial Mortgage Trust 2.937% due 06/15/2045 ●	5,025	5,068
Total Non-Agency Mortgage-Backed Securities (Cost $62,974)		63,101
ASSET-BACKED SECURITIES 13.9%
Ally Master Owner Trust 2.060% due 07/15/2022 ●	5,000	5,003
Arbor Realty Commercial Real Estate Notes Ltd. 2.890% due 05/15/2037 ●	5,500	5,503
ARI Fleet Lease Trust 2.220% due 11/15/2027 ●	10,000	10,013
Canadian Pacer Auto Receivables Trust 3.000% due 06/21/2021	4,245	4,253
CARDS Trust 2.130% due 05/15/2024 ●	10,000	10,026
CarMax Auto Owner Trust 2.050% due 07/15/2022 ●	5,424	5,426
Chesapeake Funding LLC
2.110% due 08/15/2030 ●	10,869	10,862
2.940% due 04/15/2031	15,685	15,891
CIFC Funding Ltd. 2.800% due 10/25/2027 ●	3,100	3,094
Dryden Senior Loan Fund 2.886% due 10/15/2027 ●	5,500	5,492
Enterprise Fleet Financing LLC 2.060% due 05/20/2025	5,400	5,400
Evergreen Credit Card Trust 2.110% due 10/16/2023 ●	40,000	40,046
Figueroa CLO Ltd. 2.901% due 01/15/2027 ●	3,099	3,098
Flagship CLO Ltd. 2.851% due 01/16/2026 ●	774	774
Ford Credit Auto Lease Trust 2.000% due 02/15/2022 ●	9,400	9,399
Ford Credit Floorplan Master Owner Trust 2.340% due 09/15/2024 ●	7,300	7,332
GMF Floorplan Owner Revolving Trust 2.150% due 09/15/2023 ●	10,000	10,007
Golden Credit Card Trust 2.090% due 10/15/2023 ●	12,700	12,692
GreatAmerica Leasing Receivables Funding LLC 2.360% due 01/20/2023	4,328	4,334
Halcyon Loan Advisors Funding Ltd. 2.886% due 04/20/2027 ●	3,600	3,599
Hertz Fleet Lease Funding LP
2.185% due 01/10/2033 ●	45,000	45,036
3.230% due 05/10/2032	2,791	2,810
Marlette Funding Trust
2.690% due 09/17/2029	3,004	3,015
3.130% due 07/16/2029	6,905	6,950
Master Credit Card Trust 2.275% due 07/21/2024 ●	3,125	3,127

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2019 (Unaudited)

Mercedes-Benz Auto Lease Trust 3.010% due 02/16/2021	9,224	9,242
Motor PLC 2.322% due 09/25/2024 ●	2,750	2,751
Mountain View CLO Ltd. 2.801% due 10/15/2026 ●	2,310	2,309
Navient Private Education Loan Trust
2.090% due 12/15/2059 ●	568	568
2.140% due 12/16/2058 ●	191	191
2.590% due 11/15/2030 ●	3,761	3,764
2.940% due 12/15/2028 ●	10,746	10,806
Navient Private Education Refi Loan Trust 2.040% due 12/15/2059 ●	12,298	12,268
Navient Student Loan Trust
2.140% due 12/15/2059 ●	11,363	11,342
2.142% due 03/25/2067 ●	17,213	17,176
3.430% due 12/15/2059	2,203	2,216
Nelnet Student Loan Trust 2.020% due 08/23/2027 ●	1,963	1,960
Nissan Master Owner Trust Receivables 2.170% due 11/15/2023 ●	45,000	45,086
OneMain Financial Issuance Trust 3.660% due 02/20/2029	346	346
Oscar U.S. Funding LLC
2.369% due 08/10/2020	262	262
2.490% due 08/10/2022	1,600	1,603
Oscar U.S. Funding Trust LLC 2.185% due 08/10/2021 ●	1,624	1,625
Palmer Square CLO Ltd. 2.760% due 08/15/2026 ●	3,081	3,083
Palmer Square Loan Funding Ltd.
2.601% due 04/15/2026 ●	6,520	6,497
2.651% due 07/15/2026 ●	7,036	7,028
2.810% due 11/15/2026 ●	7,523	7,528
2.836% due 10/24/2027 ●	15,000	15,003
2.936% due 04/20/2027 ●	20,081	20,083
Penarth Master Issuer PLC
2.125% due 03/18/2022 ●	20,000	20,009
2.195% due 09/18/2022 ●	40,000	40,014
PFS Financing Corp. 2.290% due 04/15/2024 ●	6,000	6,017
PHEAA Student Loan Trust 2.742% due 11/25/2065 ●	5,394	5,345
Securitized Term Auto Receivables Trust
2.002% due 02/25/2021 ●	3,077	3,077
2.862% due 05/25/2021	5,679	5,698
SLC Student Loan Trust
2.004% due 03/15/2027 ●	5,010	4,986
2.010% due 02/15/2025 ●	1,637	1,636
2.014% due 06/15/2029 ●	14,956	14,826
2.070% due 05/15/2023 ●	124	124
SLM Private Credit Student Loan Trust 2.224% due 03/15/2024 ●	1,730	1,722
SLM Private Education Loan Trust 3.240% due 03/15/2032 ●	13,313	13,373
SLM Student Loan Trust
2.030% due 10/25/2024 ●	312	312
2.030% due 01/26/2026 ●	6,374	6,356
2.080% due 10/25/2028 ●	3,531	3,495
2.110% due 07/25/2023 ●	765	765
2.364% due 12/15/2027 ●	16,510	16,496
2.444% due 12/15/2025 ●	2,828	2,817
2.490% due 01/25/2028 ●	4,023	4,026
SMB Private Education Loan Trust
2.040% due 09/15/2025 ●	2,629	2,628
2.940% due 07/15/2027 ●	9,732	9,779
3.050% due 05/15/2026	826	830
SoFi Consumer Loan Program LLC
2.500% due 05/26/2026	2,189	2,193
2.770% due 05/25/2026	587	590
SoFi Consumer Loan Program Trust
2.900% due 05/25/2028	4,356	4,384
3.240% due 02/25/2028	2,240	2,256
SoFi Professional Loan Program LLC
2.050% due 01/25/2041	847	847
2.642% due 07/25/2039 ●	487	487
SoFi Professional Loan Program Trust
3.080% due 01/25/2048	3,247	3,261
3.120% due 02/25/2048	5,745	5,777
Tesla Auto Lease Trust 2.130% due 04/20/2022	9,100	9,099
Towd Point Mortgage Trust 2.792% due 05/25/2058 ●	3,085	3,103
Upstart Securitization Trust 3.450% due 04/20/2026	602	604

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2019 (Unaudited)

Utah State Board of Regents
2.542% due 09/25/2056 ●	2,617	2,598
2.542% due 01/25/2057 ●	3,388	3,364
Venture CDO Ltd. 2.881% due 04/15/2027 ●	6,700	6,673
Venture CLO Ltd. 2.992% due 04/20/2029 ●	14,200	14,188
Voya CLO Ltd. 2.660% due 07/25/2026 ●	1,182	1,181
WhiteHorse Ltd. 3.162% due 07/17/2026 ●	3,975	3,977
Z Capital Credit Partners CLO Ltd. 2.951% due 07/16/2027 ●	3,100	3,089
Total Asset-Backed Securities (Cost $647,679)		647,921
SOVEREIGN ISSUES 0.4%
Industrial Bank of Korea 2.384% (US0003M + 0.450%) due 10/23/2022 ~	10,000	10,028
Korea National Oil Corp. 2.547% (US0003M + 0.600%) due 03/27/2020 ~	8,010	8,017
Total Sovereign Issues (Cost $18,014)		18,045
SHORT-TERM INSTRUMENTS 7.5%
CERTIFICATES OF DEPOSIT 0.6%
Emirates NBD PJSC
2.850% due 05/04/2020	6,000	6,014
3.000% due 03/06/2020	5,400	5,408
Lloyds Bank Corporate Markets PLC
2.435% (US0003M + 0.500%) due 09/24/2020 ~	13,060	13,090
2.512% (US0003M + 0.500%) due 10/26/2020 ~	5,000	5,010
		29,522
COMMERCIAL PAPER 1.1%
Ford Motor Credit Co. LLC 3.350% due 01/21/2020	14,000	13,979
Sempra Energy Holdings 2.240% due 01/09/2020	17,000	16,992
Syngenta Wilmington, Inc. 2.500% due 03/18/2020	20,000	19,899
		50,870
REPURCHASE AGREEMENTS (a) 4.9%		229,452
SHORT-TERM NOTES 0.9%
Cigna Corp. 2.250% (US0003M + 0.350%) due 03/17/2020 ~	43,057	43,075
Total Short-Term Instruments (Cost $352,835)		352,919
Total Investments in Securities (Cost $3,469,850)		3,473,513
	SHARES
INVESTMENTS IN AFFILIATES 29.1%
SHORT-TERM INSTRUMENTS 29.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 29.1%
PIMCO Short Asset Portfolio	136,142,123	1,355,431
PIMCO Short-Term Floating NAV Portfolio III	20,083	199
Total Short-Term Instruments (Cost $1,358,556)		1,355,630
Total Investments in Affiliates (Cost $1,358,556)		1,355,630
Total Investments 103.6% (Cost $4,828,406)		$4,829,143
Financial Derivative Instruments (c) 0.0%(Cost or Premiums, net $116)		91
Other Assets and Liabilities, net (3.6)%		(168,499)
Net Assets 100.0%		$4,660,735

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	1.600%	12/31/2019	01/02/2020	$174,100	U.S. Treasury Notes 2.000% - 2.875% due 11/30/2022 - 05/15/2028	$(177,304)	$174,100	$174,116
FICC	1.250	12/31/2019	01/02/2020	4,152	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	(4,237)	4,152	4,152
NOM	1.500	12/31/2019	01/02/2020	51,200	U.S. Treasury Bonds 3.125% due 02/15/2043	(51,905)	51,200	51,204
Total Repurchase Agreements						$(233,446)	$229,452	$229,472

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions
BCY	1.450%	12/31/2019	01/02/2020	$(174,073)	$(174,087)
Total Sale-Buyback Transactions					$(174,087)

(b)	Securities with an aggregate market value of $173,402 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(60,221) at a weighted average interest rate of 1.921%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2020	1,941	$230,221	$(1,034)	$0	$(45)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Ultra March Futures	03/2020	301	$(42,352)	$612	$52	$0
Total Futures Contracts				$(422)	$52	$(45)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.300%	Annual	03/01/2022	$155,900	$116	$(3,179)	$(3,063)	$84	$0

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2019 (Unaudited)

Total Swap Agreements	$116	$(3,179)	$(3,063)	$84	$0

Cash of $6,406 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,211,970	$0	$1,211,970
Industrials	0	625,396	0	625,396
Utilities	0	137,813	0	137,813
Municipal Bonds & Notes
California	0	11,033	0	11,033
Washington	0	7,082	0	7,082
U.S. Government Agencies	0	209,968	0	209,968
U.S. Treasury Obligations	0	188,265	0	188,265
Non-Agency Mortgage-Backed Securities	0	63,101	0	63,101
Asset-Backed Securities	0	647,921	0	647,921
Sovereign Issues	0	18,045	0	18,045
Short-Term Instruments
Certificates of Deposit	0	29,522	0	29,522
Commercial Paper	0	50,870	0	50,870
Repurchase Agreements	0	229,452	0	229,452
Short-Term Notes	0	43,075	0	43,075
	$0	$3,473,513	$0	$3,473,513
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,355,630	$0	$0	$1,355,630
Total Investments	$1,355,630	$3,473,513	$0	$4,829,143
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$52	$84	$0	$136
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(45)	$0	$0	$(45)
Total Financial Derivative Instruments	$7	$84	$0	$91
Totals	$1,355,637	$3,473,597	$0	$4,829,234

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Consolidated Schedule of Investments PIMCO Short Asset Portfolio	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.3% ¤
CORPORATE BONDS & NOTES 54.8%
BANKING & FINANCE 30.4%
ABN AMRO Bank NV
2.376% (US0003M + 0.410%) due 01/19/2021 ~	$5,500	$5,512
2.450% due 06/04/2020	3,400	3,406
ADCB Finance Cayman Ltd. 2.625% due 03/10/2020	12,800	12,815
AEGON Funding Co. LLC 5.750% due 12/15/2020	7,837	8,116
AerCap Ireland Capital DAC
3.500% due 05/26/2022	1,235	1,270
4.250% due 07/01/2020	31,252	31,570
4.450% due 12/16/2021	4,900	5,109
4.500% due 05/15/2021	30,567	31,557
4.625% due 10/30/2020	28,662	29,239
AIG Global Funding 3.350% due 06/25/2021	17,200	17,585
Air Lease Corp.
2.125% due 01/15/2020	9,132	9,132
2.250% due 01/15/2023	2,700	2,705
2.500% due 03/01/2021	4,873	4,897
2.750% due 01/15/2023	2,500	2,535
3.500% due 01/15/2022	3,600	3,701
4.750% due 03/01/2020	4,761	4,780
Aircastle Ltd.
5.125% due 03/15/2021	1,000	1,033
7.625% due 04/15/2020	24,863	25,232
Ally Financial, Inc. 7.500% due 09/15/2020	2,689	2,791
American Express Co.
2.519% (US0003M + 0.620%) due 05/20/2022 ~	9,000	9,061
2.750% due 05/20/2022	19,600	19,965
American Honda Finance Corp.
2.154% (US0003M + 0.260%) due 06/16/2020 ~	25,000	25,015
2.238% (US0003M + 0.350%) due 06/11/2021 ~	12,900	12,936
2.241% (US0003M + 0.350%) due 11/05/2021 ~	22,955	22,997
2.495% (US0003M + 0.610%) due 09/09/2021 ~	17,491	17,601
American Tower Corp.
2.250% due 01/15/2022	2,595	2,604
2.800% due 06/01/2020	1,300	1,304
3.450% due 09/15/2021	3,200	3,274
5.900% due 11/01/2021	800	855
Aozora Bank Ltd. 2.750% due 03/09/2020	2,000	2,002
Athene Global Funding
2.750% due 04/20/2020	3,400	3,407
3.106% (US0003M + 1.140%) due 04/20/2020 ~	13,910	13,949
3.138% (US0003M + 1.230%) due 07/01/2022 ~	42,950	43,542
Axis Bank Ltd. 3.250% due 05/21/2020	10,460	10,485
Banco Bilbao Vizcaya Argentaria S.A. 3.000% due 10/20/2020	1,800	1,812
Banco Santander Chile 2.500% due 12/15/2020	11,900	11,911
Bangkok Bank PCL 4.800% due 10/18/2020	1,457	1,486
Bank of America Corp.
2.559% (US0003M + 0.650%) due 10/01/2021 ~	33,800	33,900
2.682% (US0003M + 0.790%) due 03/05/2024 ~	2,000	2,010
Barclays Bank PLC
2.444% (US0003M + 0.460%) due 01/11/2021 ~	2,520	2,523
2.650% due 01/11/2021	3,500	3,524
5.125% due 01/08/2020	5,100	5,102
Barclays PLC
2.875% due 06/08/2020	6,535	6,554
4.011% (US0003M + 2.110%) due 08/10/2021 ~	26,299	26,929
BNG Bank NV 2.101% due 07/14/2020 ●	66,700	66,729
BNZ International Funding Ltd.
2.400% due 02/21/2020	12,600	12,604
2.595% (US0003M + 0.700%) due 02/21/2020 ~	24,960	24,984
2.874% (US0003M + 0.980%) due 09/14/2021 ~	4,635	4,687

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2019 (Unaudited)

BOC Aviation Ltd.
2.375% due 09/15/2021	2,000	1,995
2.750% due 09/18/2022	13,600	13,657
Boston Properties LP 4.125% due 05/15/2021	4,000	4,095
Canadian Imperial Bank of Commerce 3.150% due 06/27/2021	51,700	52,709
Caterpillar Financial Services Corp.
2.090% (US0003M + 0.180%) due 05/15/2020 ~	14,000	14,008
2.185% (US0003M + 0.300%) due 03/08/2021 ~	10,000	10,016
2.477% (US0003M + 0.590%) due 06/06/2022 ~	8,000	8,077
2.520% (US0003M + 0.510%) due 01/10/2020 ~	13,075	13,077
Citibank N.A. 2.499% (US0003M + 0.600%) due 05/20/2022 ~	39,900	40,062
Citigroup, Inc.
2.350% due 08/02/2021	4,000	4,026
2.425% (SOFRRATE + 0.870%) due 11/04/2022 ~	6,700	6,735
2.886% (US0003M + 0.950%) due 07/24/2023 ~	10,000	10,090
2.930% (US0003M + 1.023%) due 06/01/2024 ~	47,900	48,484
3.092% (US0003M + 1.190%) due 08/02/2021 ~	36,600	37,103
Citizens Bank N.A. 2.550% due 05/13/2021	4,337	4,371
CK Hutchison International Ltd.
2.250% due 09/29/2020	29,700	29,692
3.250% due 04/11/2024	4,100	4,212
CNH Industrial Capital LLC
4.375% due 11/06/2020	7,111	7,235
4.875% due 04/01/2021	2,647	2,741
Cooperatieve Rabobank UA
2.490% (US0003M + 0.480%) due 01/10/2023 ~	16,500	16,522
2.840% (US0003M + 0.830%) due 01/10/2022 ~	11,100	11,218
Credit Suisse AG 2.100% due 11/12/2021	8,000	8,040
Credit Suisse Group AG 3.127% (US0003M + 1.240%) due 06/12/2024 ~	20,000	20,250
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020	6,800	6,862
3.450% due 04/16/2021	11,220	11,415
4.293% (US0003M + 2.290%) due 04/16/2021 ~	12,000	12,305
Danske Bank A/S
2.000% due 09/08/2021	2,320	2,313
2.417% (US0003M + 0.510%) due 03/02/2020 ~	23,500	23,508
2.800% due 03/10/2021	52,207	52,591
2.947% (US0003M + 1.060%) due 09/12/2023 ~	4,300	4,291
3.001% due 09/20/2022 ●	1,600	1,615
Delphi Financial Group, Inc. 7.875% due 01/31/2020	2,185	2,194
Dexia Credit Local S.A.
2.220% (US0003M + 0.320%) due 09/04/2020 ~	8,410	8,424
2.248% (US0003M + 0.320%) due 09/29/2020 ~	50,000	50,095
DNB Bank ASA
2.125% due 10/02/2020	30,000	30,040
2.527% (US0003M + 0.620%) due 12/02/2022 ~	27,300	27,445
2.977% (US0003M + 1.070%) due 06/02/2021 ~	3,500	3,542
Erste Abwicklungsanstalt 2.095% (US0003M + 0.210%) due 03/09/2020 ~	47,400	47,420
First Abu Dhabi Bank PJSC 2.250% due 02/11/2020	1,000	1,000
Ford Motor Credit Co. LLC
2.332% (US0003M + 0.430%) due 11/02/2020 ~	2,200	2,188
2.343% due 11/02/2020	2,100	2,096
2.425% due 06/12/2020	3,900	3,898
2.459% due 03/27/2020	4,780	4,782
2.681% due 01/09/2020	3,280	3,280
2.865% (US0003M + 0.930%) due 09/24/2020 ~	46,500	46,571
3.012% (US0003M + 1.000%) due 01/09/2020 ~	5,745	5,746
3.157% due 08/04/2020	12,100	12,149
3.200% due 01/15/2021	1,100	1,106
3.336% due 03/18/2021	500	504
8.125% due 01/15/2020	5,285	5,295
GE Capital International Funding Co. Unlimited Co. 2.342% due 11/15/2020	1,400	1,401
General Motors Financial Co., Inc.
2.448% (US0003M + 0.540%) due 11/06/2020 ~	1,303	1,301
3.008% (US0003M + 1.100%) due 11/06/2021 ~	42,200	42,330
3.271% (US0003M + 1.310%) due 06/30/2022 ~	1,000	1,005
Goldman Sachs Bank USA 3.200% due 06/05/2020	18,500	18,602
Goldman Sachs Group, Inc.
2.707% (US0003M + 0.780%) due 10/31/2022 ~	6,400	6,446
2.905% due 07/24/2023 ●	21,100	21,491
2.936% (US0003M + 1.000%) due 07/24/2023 ~	17,000	17,172
3.046% (US0003M + 1.110%) due 04/26/2022 ~	5,000	5,051
3.080% (US0003M + 1.170%) due 11/15/2021 ~	27,359	27,576
3.094% (US0003M + 1.200%) due 09/15/2020 ~	7,898	7,949
3.300% (US0003M + 1.360%) due 04/23/2021 ~	21,182	21,465

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2019 (Unaudited)

5.375% due 03/15/2020	1,000	1,007
Harley-Davidson Financial Services, Inc.
2.395% (US0003M + 0.500%) due 05/21/2020 ~	8,900	8,910
2.550% due 06/09/2022	2,000	2,008
Hong Kong Sukuk Ltd. 1.894% due 06/03/2020	6,900	6,898
HSBC Bank USA N.A. 4.875% due 08/24/2020	2,840	2,889
HSBC Holdings PLC
2.504% (US0003M + 0.600%) due 05/18/2021 ~	45,956	46,006
2.537% (US0003M + 0.650%) due 09/11/2021 ~	90,412	90,620
2.904% (US0003M + 1.000%) due 05/18/2024 ~	10,600	10,692
3.118% (US0003M + 1.230%) due 03/11/2025 ~	10,000	10,115
3.543% (US0003M + 1.500%) due 01/05/2022 ~	20,054	20,457
3.570% (US0003M + 1.660%) due 05/25/2021 ~	17,486	17,791
HSH Portfoliomanagement AoeR 2.229% (US0003M + 0.330%) due 09/18/2020 ~	7,000	7,017
Hyundai Capital Services, Inc. 2.625% due 09/29/2020	6,100	6,111
ICICI Bank Ltd.
3.125% due 08/12/2020	13,587	13,636
3.500% due 03/18/2020	16,735	16,769
5.750% due 11/16/2020	13,900	14,272
ING Bank NV
2.450% due 03/16/2020	1,100	1,101
2.874% (US0003M + 0.970%) due 08/17/2020 ~	4,000	4,021
ING Groep NV 3.111% (US0003M + 1.150%) due 03/29/2022 ~	9,500	9,633
International Bank for Reconstruction & Development
2.220% due 09/28/2024	23,900	23,933
2.300% due 10/30/2024	18,000	17,911
International Lease Finance Corp.
5.875% due 08/15/2022	1,500	1,635
8.250% due 12/15/2020	4,500	4,758
8.625% due 01/15/2022	2,000	2,251
Jackson National Life Global Funding
2.368% (US0003M + 0.480%) due 06/11/2021 ~	4,400	4,417
2.677% (US0003M + 0.730%) due 06/27/2022 ~	43,800	44,283
3.300% due 06/11/2021	3,200	3,265
John Deere Capital Corp.
2.365% (US0003M + 0.480%) due 09/08/2022 ~	37,346	37,540
2.377% (US0003M + 0.490%) due 06/13/2022 ~	11,800	11,855
JPMorgan Chase & Co.
2.435% (US0003M + 0.550%) due 03/09/2021 ~	71,604	71,630
2.985% (US0003M + 1.100%) due 06/07/2021 ~	8,500	8,595
3.133% (US0003M + 1.205%) due 10/29/2020 ~	19,835	19,993
3.387% (US0003M + 1.480%) due 03/01/2021 ~	18,600	18,851
JPMorgan Chase Bank N.A.
2.199% (US0003M + 0.290%) due 02/01/2021 ~	20,000	20,005
2.276% (US0003M + 0.340%) due 04/26/2021 ~	4,370	4,373
KEB Hana Bank 2.645% (US0003M + 0.700%) due 10/02/2022 ~	16,400	16,468
Lloyds Bank PLC
2.384% (US0003M + 0.490%) due 05/07/2021 ~	9,908	9,943
6.375% due 01/21/2021	1,250	1,306
Lloyds Banking Group PLC
2.728% (US0003M + 0.800%) due 06/21/2021 ~	7,800	7,845
2.858% due 03/17/2023 ●	22,000	22,311
2.907% due 11/07/2023 ●	19,700	20,006
Macquarie Bank Ltd. 3.048% (US0003M + 1.120%) due 07/29/2020 ~	12,000	12,070
Macquarie Group Ltd. 3.297% (US0003M + 1.350%) due 03/27/2024 ~	13,511	13,730
Marsh & McLennan Cos., Inc. 3.500% due 12/29/2020	1,000	1,015
Metropolitan Life Global Funding
2.040% (SOFRRATE + 0.500%) due 05/28/2021 ~	2,300	2,305
2.110% due 09/07/2020 ●	29,200	29,259
2.287% (US0003M + 0.400%) due 06/12/2020 ~	12,000	12,019
Mitsubishi UFJ Financial Group, Inc.
2.585% (US0003M + 0.700%) due 03/07/2022 ~	30,450	30,584
2.586% (US0003M + 0.650%) due 07/26/2021 ~	41,000	41,190
2.623% due 07/18/2022	10,600	10,749
2.647% (US0003M + 0.740%) due 03/02/2023 ~	56,900	57,080
2.665% due 07/25/2022	2,000	2,030
2.730% (US0003M + 0.790%) due 07/25/2022 ~	18,724	18,848
2.796% (US0003M + 0.860%) due 07/26/2023 ~	18,500	18,646
2.947% (US0003M + 1.060%) due 09/13/2021 ~	8,870	8,968
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.250% due 09/07/2021	9,648	9,643
2.500% due 03/09/2020	30,569	30,604
2.652% due 09/19/2022	38,100	38,401
2.750% due 10/21/2020	9,700	9,747
3.559% due 02/28/2024	5,000	5,185
Mizuho Financial Group, Inc.
2.632% due 04/12/2021	1,200	1,210

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2019 (Unaudited)

2.737% (US0003M + 0.850%) due 09/13/2023 ~	10,800	10,847
2.768% (US0003M + 0.880%) due 09/11/2022 ~	32,898	33,186
2.841% (US0003M + 0.840%) due 07/16/2023 ~	40,960	41,143
2.854% (US0003M + 0.940%) due 02/28/2022 ~	64,284	64,857
Morgan Stanley
2.372% (SOFRRATE + 0.830%) due 06/10/2022 ~	9,605	9,663
2.451% (US0003M + 0.550%) due 02/10/2021 ~	60,040	60,070
2.883% (US0003M + 0.930%) due 07/22/2022 ~	24,816	25,056
3.146% (US0003M + 1.180%) due 01/20/2022 ~	17,203	17,362
National Bank of Canada 2.232% (US0003M + 0.330%) due 11/02/2020 ~	1,000	1,002
NatWest Markets PLC 3.361% (US0003M + 1.400%) due 09/29/2022 ~	10,000	10,149
Nederlandse Waterschapsbank NV 1.940% (US0003M + 0.030%) due 02/24/2020 ~	29,400	29,411
New York Life Global Funding
2.216% (US0003M + 0.280%) due 01/28/2021 ~	10,000	10,022
2.228% (US0003M + 0.320%) due 08/06/2021 ~	18,800	18,855
2.233% (US0003M + 0.280%) due 01/21/2022 ~	33,700	33,781
Nissan Motor Acceptance Corp.
2.351% (US0003M + 0.390%) due 09/28/2020 ~	30,955	30,969
2.414% (US0003M + 0.520%) due 03/15/2021 ~	7,609	7,612
2.558% (US0003M + 0.630%) due 09/21/2021 ~	3,000	3,003
2.581% (US0003M + 0.580%) due 01/13/2020 ~	3,163	3,163
2.651% (US0003M + 0.650%) due 07/13/2022 ~	15,926	15,895
2.651% due 09/28/2022 ●	67,025	66,904
2.891% (US0003M + 0.890%) due 01/13/2022 ~	11,494	11,554
3.875% due 09/21/2023	4,000	4,167
Nordea Bank Abp
2.384% (US0003M + 0.470%) due 05/29/2020 ~	12,200	12,221
2.453% (US0003M + 0.410%) due 04/07/2020 ~	12,000	12,053
2.909% (US0003M + 0.990%) due 05/27/2021 ~	16,000	16,176
4.875% due 01/27/2020	300	301
NRW Bank 2.029% (US0003M + 0.120%) due 02/01/2022 ~	50,800	51,049
NTT Finance Corp.
1.900% due 07/21/2021	800	798
2.491% (US0003M + 0.530%) due 06/29/2020 ~	28,852	28,891
ORIX Corp.
2.650% due 04/13/2021	26,630	26,775
2.900% due 07/18/2022	37,548	38,293
2.950% due 07/23/2020	4,600	4,619
3.200% due 01/19/2022	6,000	6,112
PNC Bank N.A. 2.403% (US0003M + 0.450%) due 07/22/2022 ~	44,800	44,891
Private Export Funding Corp. 2.650% due 02/16/2021	5,900	5,962
Protective Life Global Funding 2.615% due 08/22/2022	13,900	14,064
Qatari Diar Finance QSC 5.000% due 07/21/2020	3,000	3,050
QNB Finance Ltd.
2.875% due 04/29/2020	1,300	1,303
2.902% (US0003M + 1.000%) due 05/02/2022 ~	2,460	2,466
3.244% (US0003M + 1.350%) due 02/07/2020 ~	23,000	23,028
3.264% (US0003M + 1.350%) due 05/31/2021 ~	10,585	10,662
Reckson Operating Partnership LP 7.750% due 03/15/2020	12,847	12,989
Reliance Standard Life Global Funding 2.500% due 01/15/2020	11,606	11,607
Royal Bank of Canada 2.800% due 04/29/2022	14,400	14,701
Royal Bank of Scotland Group PLC
3.380% (US0003M + 1.470%) due 05/15/2023 ~	81,003	81,932
3.497% (US0003M + 1.550%) due 06/25/2024 ~	880	894
Santander Holdings USA, Inc.
2.650% due 04/17/2020	14,000	14,016
4.450% due 12/03/2021	13,200	13,726
Santander UK Group Holdings PLC
2.875% due 10/16/2020	3,000	3,017
2.875% due 08/05/2021	11,200	11,318
3.373% due 01/05/2024 ●	4,000	4,100
Santander UK PLC
2.125% due 11/03/2020	1,500	1,502
2.202% (US0003M + 0.300%) due 11/03/2020 ~	31,400	31,417
2.375% due 03/16/2020	9,240	9,245
2.527% (US0003M + 0.620%) due 06/01/2021 ~	32,988	33,110
2.570% (US0003M + 0.660%) due 11/15/2021 ~	4,865	4,890
3.400% due 06/01/2021	3,200	3,267
Sinochem Overseas Capital Co. Ltd. 4.500% due 11/12/2020	1,000	1,018
Skandinaviska Enskilda Banken AB 2.334% (US0003M + 0.430%) due 05/17/2021 ~	11,000	11,029
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021	1,500	1,511
3.000% due 07/15/2022	900	916

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2019 (Unaudited)

Standard Chartered PLC
2.250% due 04/17/2020		5,700	5,703
2.744% due 09/10/2022 ●		9,000	9,063
3.091% (US0003M + 1.200%) due 09/10/2022 ~		72,600	73,207
State Bank of India
2.816% (US0003M + 0.850%) due 01/20/2020 ~		5,000	5,011
2.993% (US0003M + 0.950%) due 04/06/2020 ~		45,000	45,041
SumitG Guaranteed Secured Obligation Issuer DAC 2.251% due 11/02/2020		3,800	3,807
Sumitomo Mitsui Banking Corp.
2.352% (US0003M + 0.350%) due 01/17/2020 ~		22,700	22,705
2.371% (US0003M + 0.370%) due 10/16/2020 ~		29,000	29,054
2.450% due 01/16/2020		1,000	1,000
2.450% due 10/20/2020		4,800	4,820
Sumitomo Mitsui Financial Group, Inc.
2.743% (US0003M + 0.740%) due 10/18/2022 ~		20,000	20,088
2.781% (US0003M + 0.780%) due 07/12/2022 ~		23,400	23,544
2.954% (US0003M + 0.970%) due 01/11/2022 ~		4,354	4,397
3.106% (US0003M + 1.140%) due 10/19/2021 ~		7,750	7,861
3.111% (US0003M + 1.110%) due 07/14/2021 ~		4,000	4,048
3.565% (US0003M + 1.680%) due 03/09/2021 ~		18,906	19,220
Svenska Handelsbanken AB 2.380% (US0003M + 0.470%) due 05/24/2021 ~		2,100	2,107
Swedbank AB 2.594% (US0003M + 0.700%) due 03/14/2022 ~		36,700	36,781
Synchrony Bank 2.586% (US0003M + 0.625%) due 03/30/2020 ~		62,545	62,596
Synchrony Financial 2.700% due 02/03/2020		5,770	5,772
Toronto-Dominion Bank 2.170% (US0003M + 0.270%) due 03/17/2021 ~		17,000	17,019
Toyota Motor Credit Corp.
2.110% (US0003M + 0.100%) due 01/10/2020 ~		2,000	2,000
2.304% due 05/17/2022 ●		7,500	7,525
2.365% (US0003M + 0.480%) due 09/08/2022 ~		6,600	6,623
2.674% due 01/11/2022 ●		29,000	29,269
2.860% due 01/28/2021	AUD	6,000	4,263
UBS AG
2.387% (US0003M + 0.480%) due 12/01/2020 ~		$5,600	5,615
2.465% due 06/08/2020 ●		2,700	2,705
2.757% (US0003M + 0.850%) due 06/01/2020 ~		15,400	15,448
UBS Group AG
2.860% (US0003M + 0.950%) due 08/15/2023 ~		12,000	12,082
3.000% due 04/15/2021		3,400	3,445
3.766% due 04/14/2021 ●		26,200	26,698
WEA Finance LLC 3.250% due 10/05/2020		3,500	3,529
Wells Fargo & Co. 2.831% (US0003M + 0.930%) due 02/11/2022 ~		18,297	18,425
Wells Fargo Bank N.A.
2.463% (US0003M + 0.510%) due 10/22/2021 ~		47,613	47,832
2.539% (US0003M + 0.620%) due 05/27/2022 ~		62,180	62,460
2.545% (US0003M + 0.660%) due 09/09/2022 ~		51,250	51,539
			4,305,918
INDUSTRIALS 18.8%
AbbVie, Inc.
2.150% due 11/19/2021		54,700	54,804
2.245% (US0003M + 0.350%) due 05/21/2021 ~		49,600	49,662
2.300% due 05/14/2021		2,700	2,711
2.300% due 11/21/2022		2,800	2,816
Activision Blizzard, Inc. 2.300% due 09/15/2021		5,150	5,178
Allergan Funding SCS
3.000% due 03/12/2020		57,225	57,269
3.142% (US0003M + 1.255%) due 03/12/2020 ~		38,544	38,619
Allergan Sales LLC 5.000% due 12/15/2021		800	837
Allergan, Inc. 3.375% due 09/15/2020		3,189	3,217
Altria Group, Inc. 2.625% due 01/14/2020		8,500	8,501
America Movil S.A.B. de C.V. 5.000% due 03/30/2020		8,164	8,215
Anthem, Inc. 4.350% due 08/15/2020		1,300	1,319
AutoNation, Inc. 5.500% due 02/01/2020		5,449	5,463
Bacardi Ltd. 4.500% due 01/15/2021		3,300	3,371
Baidu, Inc. 3.000% due 06/30/2020		4,000	4,015
BAT Capital Corp.
2.499% due 08/14/2020 ●		90,457	90,625
2.790% (US0003M + 0.880%) due 08/15/2022 ~		38,970	39,179

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2019 (Unaudited)

Bayer U.S. Finance LLC
2.577% (US0003M + 0.630%) due 06/25/2021 ~	20,000	20,068
2.904% (US0003M + 1.010%) due 12/15/2023 ~	37,000	37,245
3.500% due 06/25/2021	7,600	7,740
Becton Dickinson and Co. 2.404% due 06/05/2020	19,615	19,637
BMW Finance NV 2.691% (US0003M + 0.790%) due 08/12/2022 ~	30,000	30,231
BMW U.S. Capital LLC
2.411% (US0003M + 0.410%) due 04/12/2021 ~	9,900	9,918
2.531% (US0003M + 0.530%) due 04/14/2022 ~	18,800	18,847
2.683% (US0003M + 0.640%) due 04/06/2022 ~	12,705	12,767
Boeing Co. 2.300% due 08/01/2021	24,900	25,047
Bristol-Myers Squibb Co. 2.284% (US0003M + 0.380%) due 05/16/2022 ~	126,900	127,351
Broadcom Corp.
2.200% due 01/15/2021	3,865	3,869
2.375% due 01/15/2020	79,410	79,414
3.000% due 01/15/2022	16,200	16,445
Broadcom, Inc.
3.125% due 04/15/2021	43,639	44,180
3.125% due 10/15/2022	900	917
Campbell Soup Co. 2.394% (US0003M + 0.500%) due 03/16/2020 ~	1,400	1,400
Canadian Pacific Railway Co. 4.500% due 01/15/2022	1,500	1,573
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021	34,967	34,892
2.241% due 02/16/2021	18,400	18,447
2.293% due 04/23/2021	21,668	21,702
2.362% due 05/28/2021	19,800	19,842
2.381% due 09/17/2020	4,400	4,404
2.431% (US0003M + 0.540%) due 08/04/2020 ~	18,000	18,024
2.451% (US0003M + 0.560%) due 11/02/2021 ~	6,500	6,509
2.567% due 11/02/2021	10,800	10,874
2.716% due 03/03/2022 ●	10,500	10,567
2.744% (US0003M + 0.850%) due 09/14/2021 ~	9,000	9,058
2.849% due 03/03/2022	26,500	26,829
2.874% (US0003M + 0.970%) due 02/16/2021 ~	3,000	3,018
3.004% (US0003M + 1.070%) due 04/23/2021 ~	14,740	14,862
Charter Communications Operating LLC
3.559% (US0003M + 1.650%) due 02/01/2024 ~	68,738	70,753
3.579% due 07/23/2020	57,946	58,321
4.464% due 07/23/2022	21,393	22,494
Chevron Corp. 2.854% (US0003M + 0.950%) due 05/16/2021 ~	27,800	28,134
Cigna Corp.
2.550% (US0003M + 0.650%) due 09/17/2021 ~	20,500	20,501
2.891% (US0003M + 0.890%) due 07/15/2023 ~	44,000	44,264
Conagra Brands, Inc. 2.512% (US0003M + 0.500%) due 10/09/2020 ~	4,600	4,607
Constellation Brands, Inc. 2.250% due 11/06/2020	3,600	3,608
CVS Health Corp.
2.515% (US0003M + 0.630%) due 03/09/2020 ~	2,052	2,054
2.605% (US0003M + 0.720%) due 03/09/2021 ~	2,050	2,063
2.800% due 07/20/2020	6,000	6,018
3.350% due 03/09/2021	1,647	1,675
D.R. Horton, Inc.
2.550% due 12/01/2020	5,300	5,325
4.000% due 02/15/2020	2,500	2,506
4.375% due 09/15/2022	6,200	6,502
Daimler Finance North America LLC
2.331% (US0003M + 0.430%) due 02/12/2021 ~	30,250	30,274
2.349% (US0003M + 0.450%) due 02/22/2021 ~	6,780	6,784
2.452% (US0003M + 0.550%) due 05/04/2021 ~	47,999	48,073
2.561% (US0003M + 0.670%) due 11/05/2021 ~	12,900	12,958
2.700% due 08/03/2020	2,000	2,008
2.742% (US0003M + 0.840%) due 05/04/2023 ~	62,400	62,691
2.779% (US0003M + 0.880%) due 02/22/2022 ~	9,449	9,523
2.810% (US0003M + 0.900%) due 02/15/2022 ~	17,500	17,640
3.350% due 05/04/2021	7,300	7,416
Dell International LLC 4.420% due 06/15/2021	77,210	79,476
Delta Air Lines, Inc.
2.600% due 12/04/2020	7,280	7,303
2.875% due 03/13/2020	39,400	39,408
3.625% due 03/15/2022	5,150	5,277
Deutsche Telekom International Finance BV
1.950% due 09/19/2021	450	450
2.225% due 01/17/2020	550	550
Diageo Capital PLC 2.144% (US0003M + 0.240%) due 05/18/2020 ~	5,000	5,004
Dominion Energy Gas Holdings LLC
2.494% (US0003M + 0.600%) due 06/15/2021 ~	5,000	5,021

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2019 (Unaudited)

2.800% due 11/15/2020	900	906
Doosan Infracore Co. Ltd. 2.500% due 07/26/2020	17,471	17,509
Enbridge, Inc. 2.594% (US0003M + 0.700%) due 06/15/2020 ~	29,100	29,151
Energy Transfer Partners LP 5.750% due 09/01/2020	17,985	18,240
Enterprise Products Operating LLC 5.250% due 01/31/2020	2,126	2,131
EQT Corp.
2.500% due 10/01/2020	13,720	13,719
2.679% (US0003M + 0.770%) due 10/01/2020 ~	25,450	25,383
ERAC USA Finance LLC 5.250% due 10/01/2020	1,231	1,261
Fresenius Medical Care U.S. Finance, Inc. 4.125% due 10/15/2020	12,372	12,496
GATX Corp. 2.611% (US0003M + 0.720%) due 11/05/2021 ~	2,000	2,009
General Electric Co.
4.375% due 09/16/2020	4,000	4,062
5.500% due 01/08/2020	4,200	4,202
5.550% due 05/04/2020	3,300	3,336
General Motors Co.
2.694% (US0003M + 0.800%) due 08/07/2020 ~	22,373	22,408
2.791% (US0003M + 0.900%) due 09/10/2021 ~	5,065	5,068
Hewlett Packard Enterprise Co. 3.600% due 10/15/2020	4,862	4,918
HPHT Finance Ltd. 2.875% due 03/17/2020	5,305	5,310
Hyundai Capital America
2.600% due 03/19/2020	7,425	7,430
2.699% due 09/18/2020 ●	500	501
2.708% (US0003M + 0.800%) due 04/03/2020 ~	2,350	2,352
2.750% due 09/18/2020	18,165	18,230
2.899% (US0003M + 1.000%) due 09/18/2020 ~	206	207
2.967% due 07/08/2021 ●	3,316	3,325
3.000% due 10/30/2020	6,511	6,552
Imperial Brands Finance PLC
2.950% due 07/21/2020	29,884	29,971
3.750% due 07/21/2022	12,500	12,874
International Business Machines Corp. 2.305% (US0003M + 0.400%) due 05/13/2021 ~	26,400	26,508
Kinder Morgan, Inc. 3.281% (US0003M + 1.280%) due 01/15/2023 ~	6,861	6,962
Komatsu Finance America, Inc. 2.118% due 09/11/2020	17,025	16,995
Kraft Heinz Foods Co.
2.471% (US0003M + 0.570%) due 02/10/2021 ~	7,300	7,312
2.721% (US0003M + 0.820%) due 08/10/2022 ~	45,266	45,424
2.800% due 07/02/2020	7,132	7,144
L3Harris Technologies, Inc. 2.416% (US0003M + 0.480%) due 04/30/2020 ~	10,000	10,006
Lear Corp. 5.250% due 01/15/2025	7,563	7,775
Martin Marietta Materials, Inc. 2.549% (US0003M + 0.650%) due 05/22/2020 ~	5,800	5,807
Masco Corp. 3.500% due 04/01/2021	16,600	16,851
McDonald’s Corp. 2.366% (US0003M + 0.430%) due 10/28/2021 ~	13,800	13,848
Mitsubishi Corp. 2.625% due 07/14/2022	6,300	6,354
Moody’s Corp.
2.625% due 01/15/2023	5,000	5,079
3.250% due 06/07/2021	4,400	4,483
Mylan NV
3.150% due 06/15/2021	15,320	15,525
3.750% due 12/15/2020	567	578
NetApp, Inc. 3.375% due 06/15/2021	1,400	1,424
NXP BV
3.875% due 09/01/2022	500	519
4.125% due 06/01/2021	5,800	5,949
Occidental Petroleum Corp.
2.854% (US0003M + 0.950%) due 02/08/2021 ~	24,303	24,462
3.360% (US0003M + 1.450%) due 08/15/2022 ~	14,537	14,616
Panasonic Corp. 2.536% due 07/19/2022	7,500	7,570
Penske Truck Leasing Co. LP
3.200% due 07/15/2020	3,500	3,515
3.450% due 07/01/2024	16,700	17,360
Phillips 66
2.517% (US0003M + 0.600%) due 02/26/2021 ~	2,100	2,100
2.751% (US0003M + 0.750%) due 04/15/2020 ~	2,000	2,001
Pioneer Natural Resources Co. 7.500% due 01/15/2020	33,170	33,225

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2019 (Unaudited)

Reckitt Benckiser Treasury Services PLC 2.495% (US0003M + 0.560%) due 06/24/2022 ~	18,450	18,498
Reynolds American, Inc.
3.250% due 06/12/2020	5,158	5,182
6.875% due 05/01/2020	8,365	8,499
Ryder System, Inc.
2.500% due 05/11/2020	1,200	1,201
3.500% due 06/01/2021	3,400	3,470
Sabine Pass Liquefaction LLC 5.625% due 02/01/2021	50,821	52,247
Sprint Spectrum Co. LLC 3.360% due 03/20/2023	2,844	2,873
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023	2,300	2,413
Syngenta Finance NV 3.698% due 04/24/2020	2,600	2,608
Takeda Pharmaceutical Co. Ltd. 4.000% due 11/26/2021	19,900	20,589
Telefonica Emisiones S.A. 5.462% due 02/16/2021	9,508	9,871
Time Warner Cable LLC
4.125% due 02/15/2021	2,806	2,852
5.000% due 02/01/2020	8,075	8,090
TransCanada PipeLines Ltd. 9.875% due 01/01/2021	1,800	1,933
TTX Co. 2.600% due 06/15/2020	1,600	1,603
Tyco Electronics Group S.A. 2.342% (US0003M + 0.450%) due 06/05/2020 ~	4,813	4,819
Tyson Foods, Inc. 2.345% (US0003M + 0.450%) due 08/21/2020 ~	27,220	27,250
United Parcel Service, Inc. 2.059% (US0003M + 0.150%) due 04/01/2021 ~	300	301
United Technologies Corp. 2.554% (US0003M + 0.650%) due 08/16/2021 ~	34,404	34,409
VMware, Inc.
2.300% due 08/21/2020	94,037	94,181
2.950% due 08/21/2022	3,600	3,669
Volkswagen Group of America Finance LLC
2.400% due 05/22/2020	800	801
2.675% (US0003M + 0.770%) due 11/13/2020 ~	82,888	83,233
2.841% (US0003M + 0.940%) due 11/12/2021 ~	9,627	9,714
3.875% due 11/13/2020	31,437	31,955
4.000% due 11/12/2021	800	828
Volkswagen International Finance NV 4.000% due 08/12/2020	3,690	3,734
Vulcan Materials Co. 2.494% (US0003M + 0.600%) due 06/15/2020 ~	500	501
WestJet Airlines Ltd. 3.500% due 06/16/2021	1,400	1,422
Woolworths Group Ltd.
4.000% due 09/22/2020	1,000	1,012
4.550% due 04/12/2021	1,000	1,027
ZF North America Capital, Inc. 4.500% due 04/29/2022	1,150	1,186
Zoetis, Inc. 3.450% due 11/13/2020	2,400	2,426
		2,657,499
UTILITIES 5.6%
AT&T, Inc.
2.657% (US0003M + 0.750%) due 06/01/2021 ~	67,700	68,119
2.799% (US0003M + 0.890%) due 02/15/2023 ~	22,200	22,393
2.951% (US0003M + 0.950%) due 07/15/2021 ~	15,300	15,450
3.067% (US0003M + 1.180%) due 06/12/2024 ~	13,000	13,234
BP Capital Markets America, Inc. 2.553% (US0003M + 0.650%) due 09/19/2022 ~	42,303	42,529
British Transco International Finance BV 0.000% due 11/04/2021	4,300	4,132
CenterPoint Energy, Inc. 3.600% due 11/01/2021	200	205
China Shenhua Overseas Capital Co. Ltd. 3.125% due 01/20/2020	24,360	24,367
Chugoku Electric Power Co., Inc. 2.701% due 03/16/2020	25,675	25,689
CLP Power HK Finance Ltd. 4.750% due 03/19/2020	22,100	22,216
CNOOC Finance Australia Pty. Ltd. 2.625% due 05/05/2020	39,947	39,993
Consolidated Edison Co. of New York, Inc. 2.347% (US0003M + 0.400%) due 06/25/2021 ~	11,000	11,033
Duke Energy Corp. 2.538% (US0003M + 0.650%) due 03/11/2022 ~	41,400	41,698
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021	600	638

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2019 (Unaudited)

6.400% due 09/15/2020	3,017	3,105
Enel Finance International NV 2.875% due 05/25/2022	7,200	7,295
Evergy, Inc. 4.850% due 06/01/2021	2,000	2,063
Eversource Energy 2.750% due 03/15/2022	7,000	7,107
Exelon Corp.
2.850% due 06/15/2020	1,900	1,905
5.150% due 12/01/2020	11,800	12,039
Exelon Generation Co. LLC 2.950% due 01/15/2020	1,080	1,080
FirstEnergy Corp. 2.850% due 07/15/2022	5,700	5,795
Hanwha Energy USA Holdings Corp. 2.375% due 07/30/2022	10,000	10,051
IPALCO Enterprises, Inc. 3.450% due 07/15/2020	750	753
Israel Electric Corp. Ltd. 9.375% due 01/28/2020	2,500	2,515
Mississippi Power Co. 2.597% (US0003M + 0.650%) due 03/27/2020 ~	1,375	1,376
National Grid North America, Inc. 2.375% due 09/30/2020	12,420	12,434
National Rural Utilities Cooperative Finance Corp. 2.336% (US0003M + 0.375%) due 06/30/2021 ~	16,000	16,063
NextEra Energy Capital Holdings, Inc.
1.950% due 09/01/2022	6,100	6,123
2.403% due 09/01/2021	4,700	4,736
2.464% (US0003M + 0.550%) due 08/28/2021 ~	6,200	6,201
2.630% (US0003M + 0.720%) due 02/25/2022 ~	16,800	16,946
2.900% due 04/01/2022	8,500	8,678
3.342% due 09/01/2020	23,000	23,204
PacifiCorp 2.950% due 02/01/2022	4,250	4,335
Pennsylvania Electric Co. 5.200% due 04/01/2020	4,654	4,688
Petronas Global Sukuk Ltd. 2.707% due 03/18/2020	2,012	2,013
Sempra Energy
2.400% due 02/01/2020	801	801
2.400% due 03/15/2020	4,676	4,676
Sinopec Group Overseas Development Ltd.
2.250% due 09/13/2020	3,000	3,000
2.375% due 04/12/2020	3,000	3,001
2.500% due 04/28/2020	100,814	100,896
Southern Power Co. 2.458% (US0003M + 0.550%) due 12/20/2020 ~	43,300	43,311
State Grid Overseas Investment Ltd. 2.250% due 05/04/2020	2,200	2,200
Telstra Corp. Ltd. 4.800% due 10/12/2021	6,500	6,810
Verizon Communications, Inc.
2.894% (US0003M + 1.000%) due 03/16/2022 ~	92,710	94,289
3.010% (US0003M + 1.100%) due 05/15/2025 ~	13,200	13,513
Vodafone Group PLC 2.991% (US0003M + 0.990%) due 01/16/2024 ~	21,100	21,375
		786,073
Total Corporate Bonds & Notes (Cost $7,715,123)		7,749,490
MUNICIPAL BONDS & NOTES 0.1%
MISSISSIPPI 0.1%
Mississippi State General Obligation Bonds, Series 2017 2.094% (US0001M + 0.400%) due 11/01/2028 ~	11,700	11,715
PENNSYLVANIA 0.0%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006 2.070% (US0003M + 0.130%) due 10/25/2036 ~	1,414	1,398
Total Municipal Bonds & Notes (Cost $13,090)		13,113
U.S. GOVERNMENT AGENCIES 15.8%
Fannie Mae
2.058% due 12/25/2048 ●	22,306	22,296
2.081% due 03/25/2048 ●	4,443	4,425
2.092% due 01/25/2048 ●	3,795	3,763
2.101% due 08/25/2044 - 01/25/2045 ●	15,876	15,809
2.131% due 10/25/2044 - 05/25/2058 ●	190,073	189,718
2.181% due 07/25/2044 - 09/25/2049 ●	39,200	39,145
2.192% due 09/25/2043 - 08/25/2049 ●	8,500	8,459
2.201% due 11/25/2046 ●	4,693	4,690
2.221% due 12/25/2046 ●	3,969	3,968

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2019 (Unaudited)

2.231% due 07/25/2046 ●		42,982	43,000
2.242% due 07/25/2049 - 08/25/2049 ●		124,731	124,317
2.292% due 12/25/2049 - 08/25/2059 ●		85,477	85,461
Freddie Mac
1.500% due 12/15/2042		8,108	7,929
1.720% due 04/24/2020		745	745
2.027% due 11/25/2021 ●		7,571	7,560
2.037% due 06/25/2025 ●		12,778	12,710
2.047% due 09/25/2021 ●		2,330	2,329
2.101% due 05/15/2038 ●		6,419	6,411
2.111% due 05/15/2041 ●		6,509	6,505
2.121% due 06/15/2040 ●		6,473	6,464
2.131% due 12/15/2036 - 09/15/2044 ●		505,589	503,534
2.140% due 06/15/2035 - 12/15/2046 ●		30,951	30,869
2.170% due 06/15/2036 ●		1,542	1,541
2.181% due 01/15/2037 - 01/15/2040 ●		155,884	155,552
2.190% due 09/15/2048 - 09/25/2049 ●		43,636	43,572
2.221% due 11/15/2042 ●		3,268	3,261
2.231% due 12/15/2037 - 05/15/2038 ●		8,434	8,388
2.250% due 10/07/2024		93,000	93,004
2.290% due 06/15/2041 ●		6,926	6,957
2.300% due 07/29/2022 - 10/22/2024		61,924	61,947
2.852% due 10/15/2037		88,507	87,830
Ginnie Mae
1.974% due 06/20/2066 ●		264	263
2.065% due 03/20/2037 ●		1,805	1,784
2.075% due 04/20/2037 ●		2,311	2,312
2.109% due 02/20/2043 - 02/20/2046 ●		85,754	85,412
2.215% due 03/20/2049 - 07/20/2049 ●		87,408	87,424
2.244% due 06/20/2067 ●		572	571
2.274% due 04/20/2061 ●		1,431	1,429
2.404% due 03/20/2065 ●		9,333	9,333
2.524% due 08/20/2067 ●		2,555	2,575
2.574% due 05/20/2066 ●		5,771	5,808
2.675% due 11/20/2067 ●		1,481	1,497
2.874% due 08/20/2062 ~		3,990	3,992
2.916% due 09/20/2067 ●		16,857	17,097
3.310% due 07/20/2067 ●		8,666	8,799
3.487% due 06/20/2067 ●		5,578	5,652
3.629% due 04/20/2067 ●		5,556	5,634
NCUA Guaranteed Notes 2.163% due 01/08/2020 ●		1,638	1,638
Uniform Mortgage-Backed Security 2.500% due 12/01/2049 - 01/01/2050		399,000	394,729
Total U.S. Government Agencies (Cost $2,231,867)			2,228,108
U.S. TREASURY OBLIGATIONS 2.9%
U.S. Treasury Notes
1.750% due 07/31/2021 (f)(h)		407,000	408,049
Total U.S. Treasury Obligations (Cost $407,262)			408,049
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.7%
280 Park Avenue Mortgage Trust 2.620% due 09/15/2034 ●		15,000	15,019
Ashford Hospitality Trust 2.640% due 04/15/2035 ●		6,063	6,041
Atrium Hotel Portfolio Trust 2.690% due 06/15/2035 ●		5,000	4,997
Bancorp Commercial Mortgage Trust 2.815% due 09/15/2036 ●		19,575	19,602
Brass PLC 2.806% due 11/16/2066 ●		13,200	13,206
CGGS Commercial Mortgage Trust 2.640% due 02/15/2037 ●		10,500	10,488
Citigroup Commercial Mortgage Trust 3.024% due 09/10/2045		18,167	18,529
Commercial Mortgage Trust
3.373% due 10/10/2048		2,000	2,069
3.391% due 05/15/2045		1,711	1,751
CSAIL Commercial Mortgage Trust 3.351% due 04/15/2050		5,000	5,144
DBCG Mortgage Trust 2.440% due 06/15/2034 ●		9,000	8,991
Eurosail PLC 0.000% due 03/13/2045 ●	EUR	4,335	4,825
Exantas Capital Corp. Ltd. 2.737% due 04/15/2036 ●		$20,993	21,021
Gosforth Funding PLC
2.360% due 08/25/2060 ●		22,744	22,714
2.373% due 12/19/2059 ●		1,750	1,750
GPMT Ltd. 2.665% due 11/21/2035 ●		1,990	1,991
GS Mortgage Securities Corp. Trust
2.440% due 07/15/2032 ●		5,000	4,998

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2019 (Unaudited)

3.419% due 10/10/2032		24,000	24,623
GS Mortgage Securities Trust 3.707% due 08/10/2044		36,325	36,885
Harben Finance PLC 1.602% due 08/20/2056 ●	GBP	3,511	4,654
Hawksmoor Mortgages 1.761% due 05/25/2053 ●		62,675	83,186
Holmes Master Issuer PLC
2.361% due 10/15/2054 ●		$9,857	9,853
2.421% due 10/15/2054 ●		26,074	26,073
JPMorgan Chase Commercial Mortgage Securities Trust
2.740% due 06/15/2032 ●		20,038	20,055
3.093% due 07/05/2032		5,656	5,774
Lehman XS Trust 2.332% due 12/25/2035 ●		621	613
MF1 2019-FL2 Ltd. 2.922% due 12/25/2034 ●		25,000	25,059
Motel 6 Trust 2.660% due 08/15/2034 ●		10,281	10,295
PFP Ltd. 2.964% due 04/14/2037 ●		17,900	17,937
Ripon Mortgages PLC 1.602% due 08/20/2056 ●	GBP	5,035	6,678
Rosslyn Portfolio Trust 2.690% due 06/15/2033 ●		$14,500	14,503
Silverstone Master Issuer PLC 2.516% (US0003M + 0.550%) due 01/21/2070 ~		2,625	2,627
UBS Commercial Mortgage Trust 3.400% due 05/10/2045		20,256	20,670
Warwick Finance Residential Mortgages PLC
1.800% due 09/21/2049 ●	GBP	13,407	17,785
2.300% due 09/21/2049 ●		2,386	3,171
Wells Fargo Commercial Mortgage Trust
2.471% due 12/15/2036 ●		$3,253	3,245
2.591% due 12/13/2031 ●		5,000	4,990
Wells Fargo-RBS Commercial Mortgage Trust
2.297% due 08/15/2047 ●		16,270	16,303
2.695% due 03/15/2045		197	199
Total Non-Agency Mortgage-Backed Securities (Cost $513,063)			518,314
ASSET-BACKED SECURITIES 10.2%
Ally Auto Receivables Trust
1.700% due 06/15/2021		935	934
1.780% due 08/16/2021		364	363
Ally Master Owner Trust 2.060% due 07/15/2022 ●		8,100	8,105
Apidos CLO 2.946% due 01/19/2025 ●		85	85
Arbor Realty Collateralized Loan Obligation Ltd. 2.730% due 12/15/2027 ●		6,050	6,049
Atrium Corp. 2.783% due 04/22/2027 ●		9,700	9,695
Aurium CLO DAC 0.680% due 10/13/2029 ●	EUR	12,500	13,964
B&M CLO Ltd. 2.731% due 04/16/2026 ●		$586	586
Babson Euro CLO BV 0.418% due 10/25/2029 ●	EUR	6,500	7,281
Barings Euro CLO BV 0.680% due 07/27/2030 ●		11,200	12,543
Benefit Street Partners CLO Ltd. 2.783% due 07/18/2027 ●		$1,729	1,728
Black Diamond CLO Designated Activity Co. 0.650% due 10/03/2029 ●	EUR	7,800	8,733
Black Diamond CLO Ltd. 3.052% due 02/06/2026 ●		$3,974	3,977
BMW Canada Auto Trust 2.153% due 10/20/2021	CAD	7,331	5,646
Brookside Mill CLO Ltd. 2.822% due 01/17/2028 ●		$5,500	5,473
California Republic Auto Receivables Trust 2.580% due 06/15/2021		109	109
CARDS Trust 2.090% due 04/17/2023 ●		46,700	46,721
Carlyle Global Market Strategies Euro CLO DAC 0.870% due 01/18/2030 ●	EUR	3,700	4,156
CarMax Auto Owner Trust
1.400% due 08/15/2021		$5,476	5,468
2.730% due 08/16/2021		3,289	3,293
Chesapeake Funding LLC
1.910% due 08/15/2029		9,525	9,517
1.950% due 09/15/2031		16,453	16,425
2.110% due 08/15/2030 ●		12,101	12,093
CIFC Funding Ltd.
2.781% due 04/15/2027 ●		25,128	25,109

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2019 (Unaudited)

2.800% due 10/25/2027 ●		15,500	15,471
CNH Capital Canada Receivables Trust 2.103% due 02/15/2022	CAD	11,949	9,202
Commonbond Student Loan Trust 2.550% due 05/25/2041		$890	884
CoreVest American Finance Trust 2.968% due 10/15/2049		3,747	3,765
Denali Capital CLO LLC 2.986% due 10/26/2027 ●		6,000	5,998
DLL LLC 2.270% due 05/20/2022		14,300	14,311
Dryden Senior Loan Fund 2.886% due 10/15/2027 ●		17,000	16,976
ECMC Group Student Loan Trust 2.542% due 02/27/2068 ●		17,929	17,630
Evergreen Credit Card Trust
2.090% due 07/15/2022 ●		36,300	36,331
2.110% due 10/16/2023 ●		39,500	39,545
2.220% due 01/15/2023 ●		30,000	30,084
First Franklin Mortgage Loan Trust 2.527% due 09/25/2035 ●		2,982	3,002
Flagship CLO Ltd. 2.851% due 01/16/2026 ●		3,305	3,306
Ford Auto Securitization Trust 2.319% due 04/15/2022	CAD	1,838	1,417
Ford Credit Auto Lease Trust
2.710% due 12/15/2020		$35	35
2.930% due 04/15/2021		11,371	11,380
Ford Credit Floorplan Master Owner Trust
1.980% due 01/15/2022		23,685	23,683
2.090% due 09/15/2022 ●		5,000	5,004
2.230% due 09/15/2024		33,900	34,005
Gallatin CLO Ltd.
3.016% due 01/21/2028 ●		15,000	15,000
3.051% (US0003M + 1.050%) due 07/15/2027 ~		29,886	29,940
GM Financial Automobile Leasing Trust 1.945% due 06/21/2021 ●		1,450	1,450
GM Financial Consumer Automobile 1.780% due 10/18/2021		356	356
GM Financial Consumer Automobile Receivables Trust
1.970% due 08/16/2022 ●		24,189	24,199
2.550% due 05/17/2021		541	541
GMF Floorplan Owner Revolving Trust
2.040% due 03/15/2022 ●		4,000	4,001
2.170% due 07/15/2022 ●		25,400	25,422
Halcyon Loan Advisors Funding Ltd.
2.886% due 04/20/2027 ●		10,946	10,942
3.133% due 04/18/2026 ●		301	301
Harvest CLO DAC 0.630% due 11/18/2029 ●	EUR	10,000	11,194
Hertz Fleet Lease Funding LP
2.185% due 01/10/2033 ●		$8,000	8,006
2.215% due 05/10/2032 ●		4,678	4,682
Honda Auto Receivables Owner Trust
1.210% due 12/18/2020		247	247
2.660% due 12/18/2020		5,732	5,735
HPEFS Equipment Trust 2.210% due 09/20/2029		2,700	2,706
Hyundai Auto Lease Securitization Trust 2.130% due 03/15/2021		1,377	1,377
Hyundai Auto Receivables Trust 1.290% due 04/15/2021		322	322
Jamestown CLO Ltd.
2.691% due 07/15/2026 ●		7,771	7,764
2.871% due 01/15/2028 ●		10,000	9,990
Jubilee CLO BV 0.405% due 12/15/2029 ●	EUR	8,400	9,409
LCM LP 3.006% due 10/20/2027 ●		$6,350	6,320
Marathon CLO Ltd. 2.765% due 11/21/2027 ●		10,800	10,774
Master Credit Card Trust 2.275% due 07/21/2024 ●		10,000	10,005
Monarch Grove CLO 2.820% due 01/25/2028 ●		28,250	28,169
Motor PLC 2.322% due 09/25/2024 ●		756	757
Mountain View CLO Ltd. 2.821% due 10/13/2027 ●		4,100	4,089
Navient Private Education Loan Trust
2.090% due 12/15/2059 ●		3,785	3,784
2.140% due 12/16/2058 ●		254	254
2.990% due 02/15/2029 ●		4,018	4,039
Navient Private Education Refi Loan Trust 2.530% due 02/18/2042		1,837	1,837

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2019 (Unaudited)

Navient Student Loan Trust
2.042% due 06/27/2067 ●		9,920	9,899
2.062% due 02/27/2068 ●		4,998	5,003
2.142% due 03/25/2067 ●		19,364	19,323
2.172% due 03/25/2067 ●		14,142	14,119
2.542% due 03/25/2066 ●		2,144	2,148
Nelnet Student Loan Trust
2.020% due 08/23/2027 ●		3,160	3,155
2.492% due 09/27/2038 ●		20,191	20,030
2.642% due 02/25/2066 ●		11,807	11,640
Neuberger Berman CLO Ltd. 2.801% due 07/15/2027 ●		6,900	6,891
Nissan Auto Receivables Owner Trust
1.320% due 01/15/2021		78	78
1.740% due 08/16/2021		4,718	4,721
1.790% due 01/17/2022		179	179
Nissan Master Owner Trust Receivables 2.170% due 11/15/2023 ●		15,000	15,029
Ocean Trails CLO 2.805% due 08/13/2025 ●		227	227
OCP CLO Ltd.
2.756% due 10/26/2027 ●		21,000	21,002
2.801% due 07/15/2027 ●		5,859	5,856
2.852% due 04/17/2027 ●		7,256	7,251
Octagon Investment Partners Ltd. 2.851% due 07/15/2027 ●		7,100	7,091
Palmer Square Loan Funding Ltd.
2.601% due 04/15/2026 ●		6,520	6,497
2.651% due 07/15/2026 ●		10,051	10,040
Penarth Master Issuer PLC 2.125% due 03/18/2022 ●		20,000	20,009
Santander Retail Auto Lease Trust 1.890% due 09/20/2022		11,000	10,983
Silver Arrow Canada LP 2.361% due 01/15/2023	CAD	25,100	19,245
SLC Student Loan Trust
1.994% due 09/15/2026 ●		$1,378	1,374
2.004% due 03/15/2027 ●		4,547	4,514
2.010% due 02/15/2025 ●		785	785
2.014% due 06/15/2029 ●		2,393	2,372
2.070% due 05/15/2023 ●		614	614
SLM Student Loan Trust
2.030% due 01/26/2026 ●		15,091	15,046
2.050% due 10/27/2025 ●		128	128
2.050% due 01/25/2027 ●		2,451	2,447
2.060% due 01/25/2027 ●		3,868	3,838
2.242% due 06/25/2043 ●		23,235	22,836
2.442% due 12/27/2038 ●		12,750	12,550
2.442% due 06/25/2055 ●		13,842	13,805
2.444% due 12/15/2025 ●		2,992	2,980
2.490% due 04/27/2026 ●		1,365	1,366
2.490% due 01/25/2028 ●		4,524	4,528
2.540% due 10/25/2029 ●		35,000	34,841
2.590% due 01/25/2022 ●		1,369	1,347
SMB Private Education Loan Trust
2.060% due 12/16/2024 ●		1,782	1,781
2.090% due 03/16/2026 ●		1,685	1,684
2.340% due 09/15/2034		7,039	7,022
2.430% due 02/17/2032		8,036	8,002
2.700% due 05/15/2031		8,013	8,042
2.750% due 07/15/2027		497	499
2.890% due 05/15/2026 ●		6,084	6,099
SoFi Consumer Loan Program LLC 3.280% due 01/26/2026		1,593	1,598
SoFi Professional Loan Program LLC
1.860% due 11/26/2040		2,386	2,382
2.050% due 01/25/2041		2,881	2,879
2.130% due 11/16/2048		9,637	9,636
2.360% due 12/27/2032		1,449	1,444
2.390% due 02/25/2042		4,213	4,222
2.492% due 03/26/2040 ●		573	574
2.780% due 08/17/2048		16,586	16,669
2.992% due 06/25/2033 ●		672	676
3.180% due 06/15/2048		6,795	6,855
SoFi Professional Loan Program Trust
2.640% due 08/25/2047		6,286	6,296
3.080% due 01/25/2048		436	438
3.120% due 02/25/2048		841	846
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036		29,579	29,711
Starwood Waypoint Homes Trust 2.690% due 01/17/2035 ●		14,080	14,066
Structured Asset Securities Corp. Mortgage Loan Trust 2.362% due 05/25/2035 ●		6,527	6,533
Symphony CLO Ltd. 2.881% due 04/15/2028 ●		7,000	6,985

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2019 (Unaudited)

Telos CLO Ltd. 2.952% due 04/17/2028 ●	16,000	15,977
THL Credit Wind River CLO Ltd. 2.856% due 10/15/2027 ●	7,300	7,300
Towd Point Mortgage Trust 2.392% due 02/25/2057 ●	3,793	3,793
Toyota Auto Receivables Owner Trust 1.870% due 02/15/2022 ●	11,700	11,697
Tralee CLO Ltd. 2.996% due 10/20/2027 ●	30,200	30,210
Trillium Credit Card Trust
2.042% due 02/27/2023 ●	38,300	38,309
2.142% due 09/26/2023 ●	10,025	10,033
2.272% due 01/26/2024 ●	22,400	22,472
Venture CDO Ltd. 2.881% due 04/15/2027 ●	8,700	8,665
Venture CLO Ltd. 2.851% due 01/15/2028 ●	14,550	14,525
Volkswagen Auto Loan Enhanced Trust 2.810% due 07/20/2021	2,482	2,486
Voya CLO Ltd. 2.660% due 07/25/2026 ●	6,307	6,300
WhiteHorse Ltd.
2.932% due 04/17/2027 ●	3,845	3,843
3.162% due 07/17/2026 ●	4,218	4,219
World Omni Auto Receivables Trust
1.300% due 02/15/2022	1,202	1,200
2.570% due 07/15/2021	640	640
Z Capital Credit Partners CLO Ltd. 2.951% due 07/16/2027 ●	17,500	17,435
Zais CLO Ltd. 3.151% due 04/15/2028 ●	25,300	25,308
Total Asset-Backed Securities (Cost $1,442,677)		1,438,832
SOVEREIGN ISSUES 2.5%
Agence Francaise de Developpement EPIC 1.875% due 09/14/2020	31,000	31,012
CPPIB Capital, Inc. 2.031% (US0003M + 0.030%) due 10/16/2020 ~	5,000	5,002
Development Bank of Japan, Inc. 2.176% (US0003M + 0.240%) due 01/28/2020 ~	7,100	7,102
Export-Import Bank of India
2.750% due 04/01/2020	32,961	33,010
2.750% due 08/12/2020	13,500	13,534
2.895% (US0003M + 1.000%) due 08/21/2022 ~	16,705	16,706
3.125% due 07/20/2021	8,448	8,536
Hungary Government International Bond 6.375% due 03/29/2021	4,692	4,952
Japan Bank for International Cooperation
2.356% (US0003M + 0.390%) due 07/21/2020 ~	65,900	66,022
2.387% (US0003M + 0.480%) due 06/01/2020 ~	36,540	36,607
2.480% (US0003M + 0.570%) due 02/24/2020 ~	32,540	32,568
Japan Finance Organization for Municipalities 2.000% due 09/08/2020	29,114	29,127
Kommunalbanken A/S
1.970% (US0003M + 0.070%) due 03/17/2020 ~	16,000	16,002
2.224% (US0003M + 0.330%) due 06/16/2020 ~	23,242	23,276
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV 2.226% (US0003M + 0.260%) due 01/21/2020 ~	13,200	13,203
SNCF Reseau 2.000% due 10/13/2020	4,000	4,003
Tokyo Metropolitan Government 2.000% due 05/17/2021	18,600	18,598
Total Sovereign Issues (Cost $358,395)		359,260
SHORT-TERM INSTRUMENTS 9.3%
CERTIFICATES OF DEPOSIT 1.0%
Bank of Montreal 1.940% (SOFRRATE + 0.400%) due 10/02/2020 ~	60,600	60,601
Emirates NBD PJSC 3.000% due 03/06/2020	30,000	30,044
Lloyds Bank Corporate Markets PLC 2.435% (US0003M + 0.500%) due 09/24/2020 ~	54,900	55,025
		145,670
COMMERCIAL PAPER 3.2%
Boeing Co. 2.140% due 02/19/2020	24,000	23,938
CNPC Finance 2.750% due 01/02/2020	10,000	9,999

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2019 (Unaudited)

Energy Transfer Partners LP 2.500% due 01/15/2020		88,000	87,907
Entergy Corp. 2.120% due 01/24/2020		15,000	14,980
Ford Motor Credit Co. LLC 3.350% due 01/21/2020		43,500	43,434
Royal Caribbean Cruise
2.100% due 01/22/2020		47,000	46,940
2.250% due 01/14/2020		20,000	19,984
Sempra Energy Holdings
2.240% due 01/06/2020		40,000	39,988
2.240% due 01/08/2020		33,300	33,287
2.250% due 01/07/2020		27,450	27,440
Syngenta Wilmington, Inc.
2.500% due 03/18/2020		50,000	49,747
2.600% due 02/14/2020		42,000	41,887
VW Credit, Inc. 2.450% due 04/01/2020		10,000	9,945
			449,476
REPURCHASE AGREEMENTS (d) 0.6%			84,857
SHORT-TERM NOTES 0.2%
Cigna Corp. 2.250% (US0003M + 0.350%) due 03/17/2020 ~		31,482	31,495
CZECH REPUBLIC TREASURY BILLS 0.0%
(0.101)% due 01/10/2020 (b)(c)	CZK	116,000	5,116
JAPAN TREASURY BILLS 4.2%
(0.180)% due 02/10/2020 - 02/25/2020 (a)(b)	JPY	64,800,000	596,576
U.S. TREASURY BILLS 0.1%
1.566% due 01/02/2020 - 02/27/2020 (a)(b)(f)(h)		$7,167	7,156
Total Short-Term Instruments (Cost $1,317,759)			1,320,346
Total Investments in Securities (Cost $13,999,236)			14,035,512
Total Investments 99.3% (Cost $13,999,236)			$14,035,512
Financial Derivative Instruments (e)(g) (0.0)%(Cost or Premiums, net $2,475)			(2,700)
Other Assets and Liabilities, net 0.7%			108,533
Net Assets 100.0%			$14,141,345

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2019 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$2,984	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(3,047)	$2,984	$2,984
JPS	1.650	12/31/2019	01/02/2020	80,000	U.S. Treasury Bonds 3.000% due 11/15/2045	(80,928)	80,000	80,007
SSB	0.650	12/31/2019	01/02/2020	1,873	U.S. Treasury Notes 2.000% due 08/31/2021(2)	(1,910)	1,873	1,873
Total Repurchase Agreements						$(85,885)	$84,857	$84,864

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.8)%
Uniform Mortgage-Backed Security, TBA	2.500%	01/01/2050	$399,000	$(394,360)	$(394,558)
Total Short Sales (2.8)%				$(394,360)	$(394,558)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

The average amount of borrowings outstanding during the period ended December 31, 2019 was $(12,820) at a weighted average interest rate of 1.736%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2020	2,910	$627,105	$(312)	$136	$0
U.S. Treasury 5-Year Note March Futures	03/2020	14,487	1,718,294	(6,707)	0	(339)
				$(7,019)	$136	$(339)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Ultra March Futures	03/2020	806	$(113,407)	$973	$139	$0
Total Futures Contracts				$(6,046)	$275	$(339)

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2019 (Unaudited)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.300%	Annual	03/01/2022	$2,210,300	$2,475	$(45,801)	$(43,326)	$1,192	$0
Total Swap Agreements						$2,475	$(45,801)	$(43,326)	$1,192	$0

(f)	Securities with an aggregate market value of $4,279 and cash of $34,023 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
AZD	02/2020	JPY	12,490		$116	$0	$0
BOA	01/2020	CZK	58,000		2,535	0	(24)
	02/2020	EUR	64,465		71,469	0	(1,038)
BPS	02/2020		$5,533	GBP	4,269	126	0
CBK	01/2020		97,633	JPY	10,600,000	0	(46)
	02/2020	CAD	48,834		$36,894	0	(721)
	02/2020	JPY	43,200,000		400,059	1,510	0
	02/2020		$1,760	CAD	2,318	25	0
	02/2020		1,013	EUR	903	3	0
HUS	01/2020	CZK	58,000		$2,535	0	(24)
	02/2020	GBP	90,928		117,148	0	(3,378)
	02/2020	JPY	10,641,542		98,311	154	0
	02/2020		$1,493	CAD	1,973	27	0
MYI	02/2020	JPY	21,600,000		$198,934	0	(346)
RYL	03/2020		$227	MYR	950	5	0
SCX	02/2020	AUD	5,478		$3,747	0	(101)
Total Forward Foreign Currency Contracts						$1,850	$(5,678)

(h)	Securities with an aggregate market value of $3,124 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$4,305,918	$0	$4,305,918
Industrials	0	2,657,499	0	2,657,499
Utilities	0	786,073	0	786,073
Municipal Bonds & Notes
Mississippi	0	11,715	0	11,715
Pennsylvania	0	1,398	0	1,398
U.S. Government Agencies	0	2,228,108	0	2,228,108
U.S. Treasury Obligations	0	408,049	0	408,049
Non-Agency Mortgage-Backed Securities	0	518,314	0	518,314
Asset-Backed Securities	0	1,438,832	0	1,438,832
Sovereign Issues	0	359,260	0	359,260
Short-Term Instruments
Certificates of Deposit	0	145,670	0	145,670
Commercial Paper	0	449,476	0	449,476
Repurchase Agreements	0	84,857	0	84,857
Short-Term Notes	0	31,495	0	31,495
Czech Republic Treasury Bills	0	5,116	0	5,116
Japan Treasury Bills	0	596,576	0	596,576
U.S. Treasury Bills	0	7,156	0	7,156
Total Investments	$0	$14,035,512	$0	$14,035,512
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(394,558)	$0	$(394,558)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	275	1,192	0	1,467
Over the counter	0	1,850	0	1,850

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2019 (Unaudited)

	$275	$3,042	$0	$3,317
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(339)	0	0	(339)
Over the counter	0	(5,678)	0	(5,678)
	$(339)	$(5,678)	$0	$(6,017)
Total Financial Derivative Instruments	$(64)	$(2,636)	$0	$(2,700)
Totals	$(64)	$13,638,318	$0	$13,638,254

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO Short Duration Municipal Income Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.7% ¤
MUNICIPAL BONDS & NOTES 90.3%
ALABAMA 2.5%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2018 4.000% due 12/01/2048	$3,000	$3,240
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019 2.000% due 11/01/2033	500	505
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018 4.000% due 06/01/2049	2,500	2,727
		6,472
ARIZONA 1.4%
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2005 2.400% due 12/01/2035	2,500	2,589
Maricopa County, Arizona Special Health Care District General Obligation Notes, Series 2018 5.000% due 07/01/2024	800	931
		3,520
COLORADO 1.0%
University of Colorado Hospital Authority Revenue Bonds, Series 2017 5.000% due 11/15/2038	2,500	2,654
CONNECTICUT 5.3%
Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 11/01/2021	635	680
5.000% due 08/15/2022	2,030	2,207
Connecticut Special Tax State Revenue Notes, Series 2018 5.000% due 10/01/2025	3,000	3,598
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 1999 2.000% due 07/01/2033	2,000	2,033
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2015 2.112% (0.68*US0001M + 0.950%) due 07/01/2049 ~	3,500	3,502
Metropolitan District, Connecticut General Obligation Notes, Series 2018
5.000% due 07/15/2022	1,000	1,096
5.000% due 07/15/2023	500	566
		13,682
DISTRICT OF COLUMBIA 0.4%
District of Columbia Revenue Notes, Series 2016 5.000% due 04/01/2022	1,070	1,157
FLORIDA 6.6%
Central Florida Expressway Authority Revenue Notes, Series 2018 5.000% due 07/01/2025	710	847
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2015 5.000% due 06/01/2020	860	861
Florida Municipal Power Agency Revenue Notes, Series 2019
5.000% due 10/01/2025	500	601
5.000% due 10/01/2026	900	1,104
Florida State General Obligation Notes, Series 2015 5.000% due 06/01/2022	750	821
Florida State General Obligation Notes, Series 2016 5.000% due 06/01/2022	730	799
JEA Electric System, Florida Revenue Bonds, Series 2008 1.710% due 10/01/2034	2,600	2,600
Lee Memorial Health System, Florida Revenue Bonds, Series 2019 5.000% due 04/01/2033	3,000	3,543
Miami-Dade County, Florida Expressway Authority Revenue Notes, Series 2013 5.000% due 07/01/2022	675	734
Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2015
5.000% due 10/01/2020	1,750	1,801
5.000% due 10/01/2023	2,765	3,157

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2019 (Unaudited)

Osceola County, Florida Transportation Revenue Notes, Series 2020 0.000% due 10/01/2025 (a)(b)	125	111
		16,979
GEORGIA 3.6%
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	1,500	1,570
Burke County, Georgia Development Authority Revenue Bonds, Series 2012 1.700% due 12/01/2049	1,000	999
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 3.000% due 11/01/2045	2,500	2,568
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	1,400	1,585
Monroe County, Georgia Development Authority Revenue Bonds, Series 2002 2.000% due 09/01/2037	2,500	2,508
		9,230
ILLINOIS 6.0%
Chicago, Illinois General Obligation Bonds, Series 2002 5.250% due 01/01/2022	500	529
Chicago, Illinois General Obligation Bonds, Series 2012 5.000% due 01/01/2023	3,000	3,160
Illinois Finance Authority Revenue Bonds, Series 2008 1.720% due 08/15/2035	2,500	2,500
Illinois Finance Authority Revenue Bonds, Series 2016 2.546% (0.7*US0001M + 1.350%) due 05/01/2036 ~	1,000	1,002
Illinois Finance Authority Revenue Notes, Series 2015 5.000% due 11/15/2020	2,000	2,064
Illinois State General Obligation Notes, Series 2016 5.000% due 06/01/2022	2,290	2,453
Illinois State Toll Highway Authority Revenue Notes, Series 2014 5.000% due 12/01/2020	610	631
Illinois State Toll Highway Authority Revenue Notes, Series 2019
5.000% due 01/01/2025	1,000	1,177
5.000% due 01/01/2026	750	904
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017 5.000% due 06/01/2023	1,000	1,120
		15,540
INDIANA 2.7%
Indiana Finance Authority Revenue Bonds, Series 2009 1.580% due 11/01/2039	2,600	2,600
Indiana Finance Authority Revenue Bonds, Series 2011 1.650% due 03/01/2027	1,500	1,510
Indianapolis Local Public Improvement Bond Bank Revenue Notes, Series 2019 1.450% due 06/01/2021	1,500	1,500
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	1,250	1,345
		6,955
KENTUCKY 0.9%
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 01/01/2049	1,250	1,381
Louisville/Jefferson County, Kentucky Metropolitan Government Revenue Bonds, Series 2007 1.650% due 06/01/2033	1,000	1,004
		2,385
LOUISIANA 0.6%
Louisiana State Citizens Property Insurance Corp. Revenue Notes, (AGM Insured), Series 2015 5.000% due 06/01/2021	775	817
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.100% due 06/01/2037	700	707
		1,524
MASSACHUSETTS 2.6%
Massachusetts Development Finance Agency Revenue Bonds, Series 2017 2.110% (MUNIPSA + 0.500%) due 07/01/2038 ~	2,500	2,505
Massachusetts Development Finance Agency Revenue Notes, Series 2018
5.000% due 07/01/2022	700	764
5.000% due 07/01/2023	750	844
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue Bonds, Series 2019 5.000% due 01/01/2039	2,250	2,499
		6,612
MICHIGAN 2.0%
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 4.000% due 11/15/2047	4,250	4,670

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2019 (Unaudited)

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007 5.125% due 06/01/2022	370	370
		5,040
MINNESOTA 0.5%
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota Revenue Notes, Series 2016 5.000% due 01/01/2022	250	269
Northern Municipal Power Agency, Minnesota Revenue Notes, Series 2017 5.000% due 01/01/2021	1,000	1,038
		1,307
MISSISSIPPI 0.8%
Warren County, Mississippi Revenue Bonds, Series 2018 2.900% due 09/01/2032	2,000	2,084
MISSOURI 1.0%
St Louis, Missouri Revenue Notes, Series 2019 2.500% due 06/01/2020	2,500	2,513
MONTANA 0.4%
Montana Facility Finance Authority Revenue Bonds, Series 2018 2.160% (MUNIPSA + 0.550%) due 08/15/2037 ~	1,020	1,019
NEBRASKA 0.8%
Lincoln, Nebraska Electric System Revenue Notes, Series 2013 5.000% due 09/01/2021	1,015	1,080
Municipal Energy Agency of Nebraska Revenue Notes, Series 2016 5.000% due 04/01/2021	445	466
Public Power Generation Agency, Nebraska Revenue Notes, Series 2015 5.000% due 01/01/2021	495	513
		2,059
NEVADA 0.9%
Clark County, Nevada Revenue Bonds, Series 2017 1.600% due 01/01/2036	750	751
Washoe County, Nevada Revenue Bonds, Series 2016 1.850% due 03/01/2036	1,500	1,516
		2,267
NEW JERSEY 2.4%
New Jersey Economic Development Authority Revenue Notes, Series 2016 5.000% due 06/15/2020	1,630	1,656
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015 5.000% due 06/15/2021	1,000	1,052
New Jersey Turnpike Authority Revenue Notes, Series 2017 1.536% (0.7*US0001M + 0.340%) due 01/01/2021 ~	1,000	1,001
Tobacco Settlement Financing Corp., New Jersey Revenue Notes, Series 2018 5.000% due 06/01/2022	2,250	2,431
		6,140
NEW YORK 9.6%
Brooklyn Arena Local Development Corp., New York Revenue Notes, Series 2016 5.000% due 07/15/2022	1,250	1,351
Metropolitan Transportation Authority, New York Revenue Notes, Series 2017 5.000% due 11/15/2024	3,000	3,517
Metropolitan Transportation Authority, New York Revenue Notes, Series 2019 5.000% due 05/15/2022	1,750	1,897
Nassau County, New York General Obligation Notes, Series 2010 5.000% due 10/01/2020	1,000	1,029
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2015 5.000% due 11/01/2021	875	937
New York City, New York Housing Development Corp. Revenue Bonds, Series 2018 2.750% due 05/01/2050	1,750	1,819
New York City, New York Housing Development Corp. Revenue Bonds, Series 2019 1.750% due 05/01/2059	1,500	1,511
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2019 1.650% due 11/01/2044	4,790	4,790
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 05/01/2048	1,750	1,863
New York State Energy Research & Development Authority Revenue Bonds, Series 2004 2.625% due 04/01/2034	3,000	3,104
Port Chester-Rye Union Free School District, New York General Obligation Notes, Series 2019 2.500% due 06/12/2020	1,500	1,508

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2019 (Unaudited)

TSASC, Inc., New York Revenue Notes, Series 2017 5.000% due 06/01/2021	1,500	1,575
		24,901
NORTH CAROLINA 1.6%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2018 1.670% due 01/15/2048	1,500	1,500
North Carolina State Revenue Notes, Series 2019 5.000% due 03/01/2020	1,250	1,258
University of North Carolina at Chapel Hill Revenue Bonds, Series 2012 1.545% (0.67*US0001M + 0.400%) due 12/01/2041 ~	1,500	1,502
		4,260
OHIO 5.5%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2018 2.250% due 02/15/2048	1,500	1,512
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012 5.000% due 02/15/2021	1,250	1,302
Butler County, Ohio Revenue Notes, Series 2017
4.000% due 11/15/2023	1,355	1,488
5.000% due 11/15/2024	725	846
Franklin County, Ohio Revenue Bonds, Series 2018 1.680% due 05/15/2053	2,500	2,500
Ohio Higher Educational Facility Commission Revenue Notes, Series 2016 5.000% due 12/01/2022	1,415	1,570
Ohio State Revenue Bonds, Series 2010 1.200% due 11/01/2035	2,500	2,517
Ohio State Revenue Bonds, Series 2018 1.650% due 01/15/2046	2,500	2,500
		14,235
PENNSYLVANIA 8.4%
Bethlehem Area School District, Pennsylvania Revenue Bonds, Series 2017 1.744% (0.7*US0001M + 0.490%) due 01/01/2030 ~	1,750	1,752
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018 5.000% due 06/01/2020	1,500	1,523
Lehigh County, Pennsylvania Revenue Notes, Series 2019 5.000% due 07/01/2025	1,100	1,304
Luzerne County, Pennsylvania General Obligation Notes, (AGM Insured), Series 2017 5.000% due 12/15/2022	1,500	1,653
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2002 2.550% due 12/01/2029	5,000	5,027
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2018 2.330% (MUNIPSA + 0.720%) due 09/01/2051 ~	1,500	1,500
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018 2.240% (0.7*US0001M + 1.040%) due 08/15/2048 ~	1,500	1,514
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 2.800% due 12/01/2033	2,750	2,830
Pennsylvania Turnpike Commission Revenue Notes, Series 2018 2.210% (MUNIPSA + 0.600%) due 12/01/2023 ~	3,000	3,016
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2015 5.000% due 08/01/2020	1,500	1,532
		21,651
TENNESSEE 3.3%
Public Building Authority of Blount County Tennessee Revenue Bonds, Series 2005 1.610% due 06/01/2034	2,600	2,600
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, (AGM Insured), Series 2008 1.600% due 06/01/2042	2,600	2,600
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	3,000	3,451
		8,651
TEXAS 11.0%
Central Texas Regional Mobility Authority Revenue Bonds, Series 2015 5.000% due 01/01/2045	1,750	1,780
Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.950% due 08/01/2049	1,250	1,269
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008 1.680% due 12/01/2024	2,115	2,115
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2014 1.700% due 12/01/2043	2,430	2,430
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2019 5.000% due 12/01/2024	650	763
Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012 2.400% due 06/01/2030	2,500	2,539
Houston, Texas Airport System Revenue Bonds, Series 2010 1.700% due 07/01/2030	2,500	2,500
Lower Colorado River Authority, Texas Revenue Notes, Series 2018 5.000% due 05/15/2021	1,000	1,053

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2019 (Unaudited)

North Texas Tollway Authority Revenue Notes, Series 2015 5.000% due 01/01/2024	675	773
North Texas Tollway Authority Revenue Notes, Series 2017
5.000% due 01/01/2021	600	623
5.000% due 01/01/2022	975	1,049
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 2.750% due 08/01/2048	2,000	2,096
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.600% due 08/01/2049	1,675	1,683
Pasadena Texas General Obligation Bonds, (PSF Insured), Series 2015 1.500% due 02/15/2044	1,250	1,257
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2018 2.750% due 02/01/2048	1,500	1,562
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2019 1.750% due 12/01/2045	2,500	2,532
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	640	754
Texas Water Development Board Revenue Notes, Series 2018
5.000% due 04/15/2024	1,000	1,161
5.000% due 10/15/2024	500	589
		28,528
UTAH 1.8%
Murray, Utah Revenue Bonds, Series 2003 1.620% due 05/15/2036	2,500	2,500
Utah County, Utah Revenue Bonds, Series 2018 5.000% due 05/15/2057	1,800	2,062
		4,562
VIRGINIA 1.2%
Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008 2.150% due 11/01/2035	3,000	3,017
WASHINGTON 4.3%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2015 2.060% (MUNIPSA + 0.450%) due 11/01/2045 ~	2,500	2,501
King County, Washington Sewer Revenue Bonds, Series 2012 2.600% due 01/01/2043	2,000	2,024
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018 2.100% (MUNIPSA + 0.490%) due 11/01/2046 ~	1,750	1,757
Washington Health Care Facilities Authority Revenue Bonds, Series 2017 2.660% (MUNIPSA + 1.050%) due 01/01/2042 ~	2,500	2,544
Washington Health Care Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/01/2049	1,900	2,155
		10,981
WEST VIRGINIA 0.9%
Mason County, West Virginia Revenue Bonds, Series 2003 2.750% due 10/01/2022	1,000	1,036
West Virginia Economic Development Authority Revenue Bonds, Series 2009 2.625% due 12/01/2042	1,250	1,281
		2,317
WISCONSIN 0.3%
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 04/01/2023	750	841
Total Municipal Bonds & Notes (Cost $229,283)		233,082
SHORT-TERM INSTRUMENTS 4.4%
COMMERCIAL PAPER 1.1%
District of Columbia 1.150% due 01/09/2020	2,750	2,749
REPURCHASE AGREEMENTS (c) 0.2%		601
SHORT-TERM NOTES 3.1%
Clark Department of Aviation, Nevada Revenue Notes, Series 2019 5.000% due 07/01/2020	2,250	2,293
Columbia, Missouri Water & Electric System Revenue Notes, Series 2019 5.000% due 10/01/2020	1,585	1,630
School District of Philadelphia, Pennsylvania Revenue Notes, Series 2019 4.000% due 03/31/2020	1,650	1,662

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2019 (Unaudited)

Texas State Revenue Notes, Series 2019 4.000% due 08/27/2020	2,500	2,547
		8,132
Total Short-Term Instruments (Cost $11,474)		11,482
Total Investments in Securities (Cost $240,757)		244,565
	SHARES
INVESTMENTS IN AFFILIATES 3.0%
SHORT-TERM INSTRUMENTS 3.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.0%
PIMCO Short-Term Floating NAV Portfolio III	783,012	7,746
Total Short-Term Instruments (Cost $7,744)		7,746
Total Investments in Affiliates (Cost $7,744)		7,746
Total Investments 97.7% (Cost $248,501)		$252,311
Other Assets and Liabilities, net 2.3%		5,875
Net Assets 100.0%		$258,186

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(a)	When-issued security.
(b)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$601	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(615)	$601	$601
Total Repurchase Agreements						$(615)	$601	$601

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$6,472	$0	$6,472
Arizona	0	3,520	0	3,520
Colorado	0	2,654	0	2,654
Connecticut	0	13,682	0	13,682
District of Columbia	0	1,157	0	1,157
Florida	0	16,979	0	16,979
Georgia	0	9,230	0	9,230
Illinois	0	15,540	0	15,540
Indiana	0	6,955	0	6,955
Kentucky	0	2,385	0	2,385
Louisiana	0	1,524	0	1,524
Massachusetts	0	6,612	0	6,612
Michigan	0	5,040	0	5,040
Minnesota	0	1,307	0	1,307
Mississippi	0	2,084	0	2,084
Missouri	0	2,513	0	2,513
Montana	0	1,019	0	1,019
Nebraska	0	2,059	0	2,059
Nevada	0	2,267	0	2,267
New Jersey	0	6,140	0	6,140
New York	0	24,901	0	24,901
North Carolina	0	4,260	0	4,260
Ohio	0	14,235	0	14,235
Pennsylvania	0	21,651	0	21,651
Tennessee	0	8,651	0	8,651
Texas	0	28,528	0	28,528
Utah	0	4,562	0	4,562
Virginia	0	3,017	0	3,017
Washington	0	10,981	0	10,981
West Virginia	0	2,317	0	2,317
Wisconsin	0	841	0	841
Short-Term Instruments
Commercial Paper	0	2,749	0	2,749
Repurchase Agreements	0	601	0	601
Short-Term Notes	0	8,132	0	8,132
	$0	$244,565	$0	$244,565
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,746	$0	$0	$7,746
Total Investments	$7,746	$244,565	$0	$252,311

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 116.0% ¤
CORPORATE BONDS & NOTES 27.1%
BANKING & FINANCE 19.0%
AerCap Ireland Capital DAC 4.625% due 10/30/2020	$8,400	$8,569
African Development Bank 2.084% (US0003M + 0.190%) due 06/15/2020 ~	1,500	1,501
AIG Global Funding 2.389% (US0003M + 0.480%) due 07/02/2020 ~	3,500	3,507
Air Lease Corp. 2.125% due 01/15/2020	6,729	6,729
American Express Credit Corp. 2.647% (US0003M + 0.730%) due 05/26/2020 ~	2,000	2,004
American Honda Finance Corp.
2.154% (US0003M + 0.260%) due 06/16/2020 ~	3,000	3,002
2.238% (US0003M + 0.350%) due 06/11/2021 ~	37,400	37,503
2.246% (US0003M + 0.280%) due 10/19/2020 ~	18,900	18,934
American Tower Corp. 2.800% due 06/01/2020	11,600	11,634
Asian Development Bank 1.944% (US0003M + 0.050%) due 03/16/2021 ~	6,000	6,002
Athene Global Funding
2.750% due 04/20/2020	3,200	3,207
3.106% (US0003M + 1.140%) due 04/20/2020 ~	16,400	16,446
Bank of New York Mellon 2.180% (US0003M + 0.280%) due 06/04/2021 ~	21,200	21,221
Barclays Bank PLC 5.125% due 01/08/2020	1,700	1,701
BNG Bank NV 2.101% due 07/14/2020 ●	12,100	12,106
BNZ International Funding Ltd. 2.595% (US0003M + 0.700%) due 02/21/2020 ~	1,500	1,501
Canadian Imperial Bank of Commerce 3.150% due 06/27/2021	350	357
Caterpillar Financial Services Corp.
2.003% (US0003M + 0.100%) due 06/19/2020 ~	3,600	3,601
2.185% (US0003M + 0.300%) due 03/08/2021 ~	9,600	9,615
2.294% (US0003M + 0.390%) due 05/17/2021 ~	14,300	14,346
Citigroup, Inc.
2.400% due 02/18/2020	4,000	4,002
2.700% due 03/30/2021	2,800	2,827
3.246% (US0003M + 1.310%) due 10/26/2020 ~	34,100	34,426
CK Hutchison International Ltd. 2.250% due 09/29/2020	900	900
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020	9,850	9,863
3.125% due 12/10/2020	13,800	13,926
Dexia Credit Local S.A.
2.220% (US0003M + 0.320%) due 09/04/2020 ~	10,000	10,017
2.250% due 02/18/2020	36,685	36,701
DNB Bank ASA 2.279% (US0003M + 0.370%) due 10/02/2020 ~	5,400	5,409
DNB Boligkreditt A/S 2.000% due 05/28/2020	5,000	5,001
Erste Abwicklungsanstalt 2.095% (US0003M + 0.210%) due 03/09/2020 ~	14,600	14,606
Ford Motor Credit Co. LLC
2.677% (US0003M + 0.790%) due 06/12/2020 ~	23,800	23,816
2.681% due 01/09/2020	2,000	2,000
3.012% (US0003M + 1.000%) due 01/09/2020 ~	4,000	4,001
General Motors Financial Co., Inc.
2.650% due 04/13/2020	11,600	11,615
2.916% (US0003M + 0.930%) due 04/13/2020 ~	60,600	60,698
3.200% due 07/13/2020	10,900	10,951
3.561% (US0003M + 1.560%) due 01/15/2020 ~	11,600	11,606
Goldman Sachs Bank USA 2.150% due 05/24/2021 ●	13,600	13,607
Goldman Sachs Group, Inc.
2.600% due 04/23/2020	2,000	2,003
3.094% (US0003M + 1.160%) due 04/23/2020 ~	3,000	3,007
3.094% (US0003M + 1.200%) due 09/15/2020 ~	1,700	1,711
3.300% (US0003M + 1.360%) due 04/23/2021 ~	7,100	7,195
3.680% (US0003M + 1.770%) due 02/25/2021 ~	16,700	16,984
5.375% due 03/15/2020	2,500	2,517

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	December 31, 2019 (Unaudited)

HSBC Holdings PLC
2.504% (US0003M + 0.600%) due 05/18/2021 ~	3,700	3,704
2.537% (US0003M + 0.650%) due 09/11/2021 ~	6,000	6,014
3.400% due 03/08/2021	3,000	3,048
3.570% (US0003M + 1.660%) due 05/25/2021 ~	4,800	4,884
4.125% (US0003M + 2.240%) due 03/08/2021 ~	4,350	4,447
5.100% due 04/05/2021	500	519
HSBC USA, Inc. 2.350% due 03/05/2020	2,800	2,802
International Finance Corp. 1.904% (US0003M + 0.010%) due 12/15/2020 ~	8,000	8,000
Jackson National Life Global Funding
2.200% due 01/30/2020	535	535
2.236% (US0003M + 0.300%) due 04/27/2020 ~	3,000	3,002
2.301% (US0003M + 0.300%) due 10/15/2020 ~	7,500	7,511
John Deere Capital Corp. 2.223% (US0003M + 0.180%) due 01/07/2020 ~	11,000	11,001
JPMorgan Chase Bank N.A.
2.199% (US0003M + 0.290%) due 02/01/2021 ~	9,675	9,677
2.273% (US0003M + 0.370%) due 02/19/2021 ~	62,897	62,917
Landwirtschaftliche Rentenbank 2.253% (US0003M + 0.350%) due 02/19/2021 ~	4,000	4,017
Lloyds Bank PLC 2.400% due 03/17/2020	2,000	2,002
Macquarie Bank Ltd. 3.048% (US0003M + 1.120%) due 07/29/2020 ~	8,400	8,449
Manufacturers & Traders Trust Co. 3.020% (US0001M + 1.215%) due 12/28/2020 ~	4,000	4,002
Marsh & McLennan Cos., Inc. 3.500% due 12/29/2020	3,100	3,146
Metropolitan Life Global Funding
2.050% due 06/12/2020	4,000	4,003
2.110% due 09/07/2020 ●	7,500	7,515
2.287% (US0003M + 0.400%) due 06/12/2020 ~	2,000	2,003
Mitsubishi UFJ Financial Group, Inc.
2.586% (US0003M + 0.650%) due 07/26/2021 ~	5,000	5,023
2.947% (US0003M + 1.060%) due 09/13/2021 ~	4,500	4,550
2.950% due 03/01/2021	500	506
Mitsubishi UFJ Trust & Banking Corp. 2.650% due 10/19/2020	3,900	3,920
Mizuho Financial Group, Inc.
2.632% due 04/12/2021	3,000	3,026
3.027% (US0003M + 1.140%) due 09/13/2021 ~	23,260	23,544
3.481% (US0003M + 1.480%) due 04/12/2021 ~	37,700	38,238
Morgan Stanley
2.451% (US0003M + 0.550%) due 02/10/2021 ~	35,200	35,218
2.650% due 01/27/2020	500	500
3.076% (US0003M + 1.140%) due 01/27/2020 ~	3,600	3,603
5.500% due 01/26/2020	4,400	4,409
MUFG Bank Ltd.
2.300% due 03/05/2020	3,000	3,002
2.750% due 09/14/2020	1,700	1,709
National Bank of Canada 2.602% (US0003M + 0.600%) due 01/17/2020 ~	4,500	4,501
Nationwide Building Society 6.250% due 02/25/2020	3,600	3,622
Nederlandse Waterschapsbank NV
1.911% (US0003M + 0.010%) due 11/10/2020 ~	12,000	12,000
1.940% (US0003M + 0.030%) due 02/24/2020 ~	19,000	19,004
New York Life Global Funding
2.066% (US0003M + 0.100%) due 01/21/2020 ~	8,500	8,501
2.216% (US0003M + 0.280%) due 01/28/2021 ~	3,500	3,508
Nissan Motor Acceptance Corp.
2.150% due 07/13/2020	500	500
2.250% due 01/13/2020	6,500	6,500
2.391% (US0003M + 0.390%) due 07/13/2020 ~	41,500	41,519
2.581% (US0003M + 0.580%) due 01/13/2020 ~	10,937	10,939
Nomura Holdings, Inc. 6.700% due 03/04/2020	1,000	1,008
NRW Bank
1.944% (US0003M + 0.040%) due 02/08/2021 ~	14,000	13,995
1.952% (US0003M + 0.060%) due 03/05/2021 ~	14,000	13,999
Protective Life Global Funding 2.262% due 04/08/2020	1,950	1,951
Royal Bank of Canada 2.100% due 10/14/2020	1,500	1,502
Santander Holdings USA, Inc. 2.650% due 04/17/2020	5,300	5,306
Santander UK Group Holdings PLC 2.875% due 10/16/2020	8,030	8,075
Santander UK PLC
2.125% due 11/03/2020	6,800	6,809
2.375% due 03/16/2020	2,600	2,602
Standard Chartered PLC 2.250% due 04/17/2020	10,966	10,972

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	December 31, 2019 (Unaudited)

Sumitomo Mitsui Banking Corp. 2.352% (US0003M + 0.350%) due 01/17/2020 ~	5,000	5,001
Sumitomo Mitsui Financial Group, Inc. 2.934% due 03/09/2021	2,200	2,224
Svensk Exportkredit AB 1.944% (US0003M + 0.050%) due 12/14/2020 ~	14,000	14,002
Synchrony Financial 2.700% due 02/03/2020	1,250	1,250
Toronto-Dominion Bank
1.850% due 09/11/2020	500	500
1.950% due 04/02/2020	13,000	13,004
Toyota Motor Credit Corp.
1.940% (SOFRRATE + 0.400%) due 10/23/2020 ~	16,600	16,611
2.110% (US0003M + 0.100%) due 01/10/2020 ~	4,000	4,000
2.162% (US0003M + 0.150%) due 10/09/2020 ~	31,000	31,025
2.200% due 01/10/2020	4,200	4,200
UBS AG 2.465% due 06/08/2020 ●	87,000	87,153
Wells Fargo & Co.
2.550% due 12/07/2020	27,412	27,585
2.600% due 07/22/2020	7,500	7,529
2.616% (US0003M + 0.680%) due 01/30/2020 ~	4,200	4,202
2.895% (US0003M + 1.010%) due 12/07/2020 ~	1,800	1,814
3.240% (US0003M + 1.340%) due 03/04/2021 ~	4,400	4,455
Wells Fargo Bank N.A.
1.960% (US0001M + 0.220%) due 07/15/2020 ~	2,050	2,050
2.020% (SOFRRATE + 0.480%) due 03/25/2020 ~	13,000	13,003
2.275% (US0003M + 0.380%) due 05/21/2021 ~	78,500	78,570
2.434% (US0003M + 0.500%) due 07/23/2021 ~	19,800	19,830
		1,298,142
INDUSTRIALS 7.4%
AbbVie, Inc. 2.245% (US0003M + 0.350%) due 05/21/2021 ~	38,900	38,948
Allergan Funding SCS 3.000% due 03/12/2020	33,200	33,225
Amgen, Inc. 2.351% (US0003M + 0.450%) due 05/11/2020 ~	1,500	1,502
Anthem, Inc. 4.350% due 08/15/2020	6,000	6,086
BAT Capital Corp. 2.499% due 08/14/2020 ●	28,400	28,453
BMW U.S. Capital LLC
2.279% (US0003M + 0.370%) due 08/14/2020 ~	31,500	31,544
2.401% (US0003M + 0.500%) due 08/13/2021 ~	15,000	15,042
Bristol-Myers Squibb Co. 2.104% (US0003M + 0.200%) due 11/16/2020 ~	25,100	25,118
Broadcom Corp. 2.375% due 01/15/2020	54,670	54,673
Campbell Soup Co. 3.300% due 03/15/2021	250	254
Charter Communications Operating LLC 3.579% due 07/23/2020	3,620	3,643
Cigna Corp. 3.200% due 09/17/2020	1,000	1,008
Comcast Corp. 2.239% (US0003M + 0.330%) due 10/01/2020 ~	9,700	9,718
Conagra Brands, Inc. 3.800% due 10/22/2021	200	206
CVS Health Corp.
2.515% (US0003M + 0.630%) due 03/09/2020 ~	1,400	1,401
2.800% due 07/20/2020	35,900	36,006
3.350% due 03/09/2021	1,009	1,026
Daimler Finance North America LLC
2.292% (US0003M + 0.390%) due 05/04/2020 ~	31,000	31,022
2.421% (US0003M + 0.530%) due 05/05/2020 ~	900	901
3.100% due 05/04/2020	5,300	5,318
Delta Air Lines, Inc. 2.875% due 03/13/2020	13,400	13,403
Diageo Capital PLC 3.000% due 05/18/2020	2,100	2,109
Discovery Communications LLC 2.800% due 06/15/2020	4,800	4,813
Enbridge, Inc. 2.410% (US0003M + 0.400%) due 01/10/2020 ~	26,500	26,503
Energy Transfer Operating LP 4.150% due 10/01/2020	13,000	13,140
ERAC USA Finance LLC 5.250% due 10/01/2020	700	717
GATX Corp. 2.600% due 03/30/2020	1,250	1,251
Georgia-Pacific LLC 5.400% due 11/01/2020	2,000	2,056
International Business Machines Corp. 2.305% (US0003M + 0.400%) due 05/13/2021 ~	11,500	11,547

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	December 31, 2019 (Unaudited)

Kraft Heinz Foods Co. 2.800% due 07/02/2020	1,213	1,215
Penske Truck Leasing Co. LP 3.050% due 01/09/2020	2,300	2,300
Reynolds American, Inc. 6.875% due 05/01/2020	2,400	2,439
Telefonica Emisiones S.A.
5.134% due 04/27/2020	18,900	19,080
5.462% due 02/16/2021	1,100	1,142
UnitedHealth Group, Inc. 1.950% due 10/15/2020	9,500	9,502
VMware, Inc. 2.300% due 08/21/2020	6,900	6,911
Volkswagen Group of America Finance LLC
2.400% due 05/22/2020	300	300
2.675% (US0003M + 0.770%) due 11/13/2020 ~	16,300	16,368
Vulcan Materials Co. 2.494% (US0003M + 0.600%) due 06/15/2020 ~	400	400
Zimmer Biomet Holdings, Inc. 2.700% due 04/01/2020	44,500	44,530
		504,820
UTILITIES 0.7%
AT&T, Inc. 2.651% (US0003M + 0.650%) due 01/15/2020 ~	3,200	3,201
BG Energy Capital PLC 4.000% due 12/09/2020	13,900	14,157
Chugoku Electric Power Co., Inc. 2.701% due 03/16/2020	2,200	2,201
CLP Power HK Finance Ltd. 4.750% due 03/19/2020	3,400	3,418
Duke Energy Corp. 2.409% (US0003M + 0.500%) due 05/14/2021 ~	10,000	10,039
Exelon Corp. 2.850% due 06/15/2020	500	501
Exelon Generation Co. LLC 4.000% due 10/01/2020	3,050	3,080
Kentucky Utilities Co. 3.250% due 11/01/2020	2,000	2,015
Mississippi Power Co. 2.597% (US0003M + 0.650%) due 03/27/2020 ~	5,683	5,686
Sempra Energy 2.400% due 02/01/2020	1,500	1,500
		45,798
Total Corporate Bonds & Notes (Cost $1,847,684)		1,848,760
U.S. GOVERNMENT AGENCIES 1.4%
Federal Farm Credit Bank 1.741% due 01/12/2021 ●	75,000	75,005
Federal Home Loan Bank 2.000% due 10/28/2021	20,000	20,005
Total U.S. Government Agencies (Cost $94,996)		95,010
ASSET-BACKED SECURITIES 0.8%
CNH Equipment Trust 1.995% due 11/16/2020	12,864	12,867
Enterprise Fleet Financing LLC 1.973% due 11/20/2020	9,274	9,288
HPEFS Equipment Trust 2.150% due 10/09/2020	8,320	8,333
Kubota Credit Owner Trust 2.510% due 06/15/2020	2,432	2,435
MMAF Equipment Finance LLC 2.125% due 10/09/2020	6,076	6,087
Santander Retail Auto Lease Trust 1.981% due 10/20/2020	5,332	5,333
Tesla Auto Lease Trust 2.005% due 12/18/2020	9,958	9,960
Total Asset-Backed Securities (Cost $54,257)		54,303
SOVEREIGN ISSUES 5.9%
Agence Francaise de Developpement EPIC
2.008% (US0003M + 0.080%) due 03/23/2020 ~	46,000	46,010
2.023% (US0003M + 0.120%) due 06/19/2020 ~	28,000	28,005
Caisse des Depots et Consignations 1.999% (US0003M + 0.090%) due 10/02/2020 ~	9,000	9,001
CPPIB Capital, Inc. 2.031% (US0003M + 0.030%) due 10/16/2020 ~	13,000	13,006
Development Bank of Japan, Inc. 2.176% (US0003M + 0.240%) due 01/28/2020 ~	19,100	19,105

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	December 31, 2019 (Unaudited)

Export Development Canada 2.040% (US0003M + 0.130%) due 11/23/2020 ~	10,000	10,015
Industrial Bank of Korea 2.000% due 04/23/2020	1,800	1,800
Japan Bank for International Cooperation
2.250% due 02/24/2020	5,800	5,803
2.356% (US0003M + 0.390%) due 07/21/2020 ~	45,900	45,985
2.387% (US0003M + 0.480%) due 06/01/2020 ~	21,500	21,539
2.480% (US0003M + 0.570%) due 02/24/2020 ~	28,500	28,525
Japan Finance Organization for Municipalities 2.000% due 09/08/2020	24,200	24,208
Kommunalbanken A/S
1.970% (US0003M + 0.070%) due 03/17/2020 ~	37,200	37,205
2.041% (US0003M + 0.040%) due 04/15/2021 ~	6,000	6,001
2.224% (US0003M + 0.330%) due 06/16/2020 ~	11,300	11,316
Municipality Finance PLC
1.946% (US0003M + 0.010%) due 10/26/2020 ~	11,500	11,499
1.954% (US0003M + 0.050%) due 02/17/2021 ~	16,502	16,505
2.064% (US0003M + 0.170%) due 02/07/2020 ~	6,400	6,402
Province of Quebec 2.058% (US0003M + 0.130%) due 09/21/2020 ~	61,200	61,240
Tokyo Metropolitan Government 2.125% due 05/19/2020	3,000	2,998
Total Sovereign Issues (Cost $406,024)		406,168
SHORT-TERM INSTRUMENTS 80.8%
CERTIFICATES OF DEPOSIT 3.0%
Bank of Montreal
1.790% (SOFRRATE + 0.250%) due 07/10/2020 ~	7,200	7,202
1.940% (SOFRRATE + 0.400%) due 10/02/2020 ~	49,600	49,601
Barclays Bank PLC 2.373% (US0003M + 0.450%) due 10/15/2020 ~	46,200	46,205
Goldman Sachs Bank USA 1.973% due 02/26/2021 ●	25,000	24,992
Royal Bank of Canada 1.850% (SOFRRATE + 0.310%) due 08/14/2020 ~	75,000	74,984
		202,984
COMMERCIAL PAPER 6.1%
American Electric Power Co., Inc. 2.090% due 01/16/2020	30,500	30,474
American Express Credit Corp. 1.940% due 04/13/2020	37,700	37,476
Boeing Co.
2.150% due 02/26/2020	30,000	29,909
2.160% due 02/19/2020	12,000	11,969
Broadcom, Inc.
2.190% due 01/07/2020	15,000	14,992
2.190% due 01/09/2020	10,000	9,994
2.210% due 02/06/2020	14,000	13,963
Compass Group PLC 1.900% due 01/06/2020	22,664	22,658
Constellation Brands, Inc. 2.000% due 01/15/2020	700	699
Daimler Finance North America LLC 2.350% due 02/13/2020	15,800	15,760
Danske Bank A/S 2.400% due 02/05/2020	40,500	40,430
Encana Corp. 2.150% due 02/07/2020	25,000	24,945
Energy Transfer Partners LP 2.500% due 01/15/2020	35,000	34,963
Entergy Corp.
2.050% due 01/14/2020	22,252	22,236
2.050% due 01/16/2020	44,775	44,738
Royal Caribbean Cruise 2.100% due 02/07/2020	64,520	64,373
		419,579
REPURCHASE AGREEMENTS (a) 70.7%		4,825,800
SHORT-TERM NOTES 1.0%
Cigna Corp. 2.250% (US0003M + 0.350%) due 03/17/2020 ~	44,500	44,518

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	December 31, 2019 (Unaudited)

Toronto-Dominion Bank 2.050% due 10/09/2020	25,000	25,009
		69,527
Total Short-Term Instruments (Cost $5,517,890)		5,517,890
Total Investments in Securities (Cost $7,920,851)		7,922,131
Total Investments 116.0% (Cost $7,920,851)		$7,922,131
Other Assets and Liabilities, net (16.0)%		(1,093,662)
Net Assets 100.0%		$6,828,469

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
AZD	1.670%	12/31/2019	01/06/2020	$225,000	U.S. Treasury Notes 2.000% - 2.250% due 02/15/2022 - 01/31/2024	$(229,373)	$225,000	$225,021
BOS	1.590	01/02/2020	01/15/2020	550,000	U.S. Treasury Bonds 4.500% due 08/15/2039	(560,775)	550,000	550,000
BOS	1.880	12/23/2019	01/02/2020	300,000	U.S. Treasury Bonds 4.500% due 08/15/2039	(305,044)	300,000	300,157
DEU	1.550	12/31/2019	01/02/2020	67,200	U.S. Treasury Bonds 3.625% due 08/15/2043	(69,031)	67,200	67,206
	1.580	01/02/2020	01/03/2020	110,000	U.S. Treasury Inflation Protected Securities 0.125% - 0.250% due 04/15/2020 - 01/15/2025	(112,190)	110,000	110,000
GSC	1.550	12/31/2019	01/02/2020	125,000	Fannie Mae 4.500% due 10/01/2048	(128,878)	125,000	125,011
IND	1.620	12/31/2019	01/02/2020	77,100	U.S. Treasury Notes 2.125% due 03/31/2024	(78,582)	77,100	77,107
JPS	1.580	01/02/2020	01/03/2020	50,000	U.S. Treasury Bonds 3.000% due 11/15/2044	(50,997)	50,000	50,000
	1.650	12/31/2019	01/02/2020	91,000	U.S. Treasury Bonds 3.000% due 11/15/2045	(92,056)	91,000	91,008
	1.850	12/31/2019	01/02/2020	402,500	U.S. Treasury Bonds 2.875% due 08/15/2045	(303,344)	402,500	402,541
					U.S. Treasury Inflation Protected Securities 0.500% due 01/15/2028	(104,577)
MBC	1.650	12/31/2019	01/07/2020	100,000	U.S. Treasury Inflation Protected Securities 0.375% due 07/15/2025	(103,211)	100,000	100,009
	2.150	12/27/2019	01/03/2020	250,000	U.S. Treasury Notes 1.750% - 2.625% due 01/31/2021 - 06/30/2024	(257,337)	250,000	250,090
NXN	1.600	12/31/2019	01/02/2020	600,000	U.S. Treasury Bonds 3.375% due 11/15/2048	(608,427)	600,000	600,053
RDR	1.600	12/31/2019	01/02/2020	324,000	U.S. Treasury Notes 1.625% - 2.625% due 11/15/2020 - 10/31/2026	(330,659)	324,000	324,029
RVM	1.580	01/02/2020	01/03/2020	600,000	U.S. Treasury Notes 2.125% due 03/31/2024	(611,756)	600,000	600,000
	1.850	12/31/2019	01/02/2020	400,000	U.S. Treasury Notes 2.125% due 03/31/2024	(408,111)	400,000	400,041
	1.950	12/31/2019	01/02/2020	200,000	U.S. Treasury Notes 2.875% due 05/31/2025	(203,880)	200,000	200,022
SAL	1.550	12/31/2019	01/02/2020	191,900	U.S. Treasury Notes 2.750% due 06/30/2025	(195,833)	191,900	191,916
SGY	1.550	12/31/2019	01/02/2020	162,100	U.S. Treasury Notes 2.375% due 03/15/2022	(165,399)	162,100	162,114
Total Repurchase Agreements						$(4,919,460)	$4,825,800	$4,826,325

(1)	Includes accrued interest.

Cash of $2,439 has been pledged as collateral under the terms of master agreements as of December 31, 2019.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,298,142	$0	$1,298,142
Industrials	0	504,820	0	504,820
Utilities	0	45,798	0	45,798
U.S. Government Agencies	0	95,010	0	95,010
Asset-Backed Securities	0	54,303	0	54,303
Sovereign Issues	0	406,168	0	406,168
Short-Term Instruments
Certificates of Deposit	0	202,984	0	202,984
Commercial Paper	0	419,579	0	419,579
Repurchase Agreements	0	4,825,800	0	4,825,800
Short-Term Notes	0	69,527	0	69,527
Total Investments	$0	$7,922,131	$0	$7,922,131

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.2% ¤
CORPORATE BONDS & NOTES 23.4%
BANKING & FINANCE 16.4%
AerCap Ireland Capital DAC
4.250% due 07/01/2020	$300	$303
4.625% due 10/30/2020	13,069	13,332
African Development Bank 2.084% (US0003M + 0.190%) due 06/15/2020 ~	3,500	3,503
AIG Global Funding 3.350% due 06/25/2021	250	256
Air Lease Corp. 2.125% due 01/15/2020	14,640	14,639
American Honda Finance Corp.
2.238% (US0003M + 0.350%) due 06/11/2021 ~	35,000	35,096
2.246% (US0003M + 0.280%) due 10/19/2020 ~	7,200	7,213
2.497% (US0003M + 0.470%) due 01/08/2021 ~	39,500	39,636
3.150% due 01/08/2021	10,000	10,133
American Tower Corp. 2.800% due 06/01/2020	20,639	20,700
Asian Development Bank 1.944% (US0003M + 0.050%) due 03/16/2021 ~	28,000	28,012
Athene Global Funding
2.750% due 04/20/2020	7,375	7,391
3.106% (US0003M + 1.140%) due 04/20/2020 ~	34,300	34,396
Bank of America N.A. 2.260% (US0003M + 0.350%) due 05/24/2021 ~	2,500	2,503
Bank of New York Mellon 2.180% (US0003M + 0.280%) due 06/04/2021 ~	48,200	48,247
BNG Bank NV 2.101% due 07/14/2020 ●	15,400	15,407
Canadian Imperial Bank of Commerce 3.150% due 06/27/2021	350	357
Caterpillar Financial Services Corp.
2.003% (US0003M + 0.100%) due 06/19/2020 ~	6,400	6,401
2.185% (US0003M + 0.300%) due 03/08/2021 ~	24,400	24,439
2.294% (US0003M + 0.390%) due 05/17/2021 ~	28,800	28,892
Citibank N.A. 2.504% (US0003M + 0.570%) due 07/23/2021 ~	12,467	12,523
Citigroup, Inc.
2.400% due 02/18/2020	7,812	7,815
3.246% (US0003M + 1.310%) due 10/26/2020 ~	16,400	16,557
3.341% (US0003M + 1.380%) due 03/30/2021 ~	55,800	56,571
CK Hutchison International Ltd. 2.250% due 09/29/2020	2,000	1,999
CNH Industrial Capital LLC 3.875% due 10/15/2021	700	720
Credit Agricole Corporate & Investment Bank S.A. 2.533% due 10/03/2021 ●	5,213	5,228
Credit Suisse AG 5.400% due 01/14/2020	1,000	1,001
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020	44,720	44,779
3.125% due 12/10/2020	30,700	30,980
Dexia Credit Local S.A.
2.220% (US0003M + 0.320%) due 09/04/2020 ~	28,000	28,047
2.248% (US0003M + 0.320%) due 09/29/2020 ~	118,400	118,625
DNB Bank ASA 2.279% (US0003M + 0.370%) due 10/02/2020 ~	12,000	12,022
DNB Boligkreditt A/S 2.000% due 05/28/2020	15,000	15,002
Erste Abwicklungsanstalt 2.095% (US0003M + 0.210%) due 03/09/2020 ~	21,800	21,809
Ford Motor Credit Co. LLC
2.332% (US0003M + 0.430%) due 11/02/2020 ~	1,100	1,094
2.343% due 11/02/2020	1,000	998
2.677% (US0003M + 0.790%) due 06/12/2020 ~	40,800	40,827
2.681% due 01/09/2020	4,900	4,900
3.012% (US0003M + 1.000%) due 01/09/2020 ~	4,705	4,706
8.125% due 01/15/2020	600	601
General Motors Financial Co., Inc.
2.916% (US0003M + 0.930%) due 04/13/2020 ~	60,100	60,197
3.561% (US0003M + 1.560%) due 01/15/2020 ~	56,139	56,166
Goldman Sachs Bank USA 2.150% due 05/24/2021 ●	44,500	44,524

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2019 (Unaudited)

Goldman Sachs Group, Inc.
3.094% (US0003M + 1.160%) due 04/23/2020 ~	29,571	29,639
3.094% (US0003M + 1.200%) due 09/15/2020 ~	500	503
3.300% (US0003M + 1.360%) due 04/23/2021 ~	5,870	5,949
3.680% (US0003M + 1.770%) due 02/25/2021 ~	15,500	15,764
5.375% due 03/15/2020	1,001	1,008
HSBC Holdings PLC
2.504% (US0003M + 0.600%) due 05/18/2021 ~	9,150	9,160
3.400% due 03/08/2021	20,172	20,497
3.570% (US0003M + 1.660%) due 05/25/2021 ~	15,853	16,129
4.125% (US0003M + 2.240%) due 03/08/2021 ~	2,500	2,556
5.100% due 04/05/2021	500	519
HSBC USA, Inc. 2.350% due 03/05/2020	6,850	6,854
HSH Portfoliomanagement AoeR 2.229% (US0003M + 0.330%) due 09/18/2020 ~	6,000	6,014
ING Bank NV 2.450% due 03/16/2020	5,400	5,406
Jackson National Life Global Funding
2.200% due 01/30/2020	2,800	2,800
2.236% (US0003M + 0.300%) due 04/27/2020 ~	12,000	12,010
2.301% (US0003M + 0.300%) due 10/15/2020 ~	12,000	12,017
John Deere Capital Corp. 2.223% (US0003M + 0.180%) due 01/07/2020 ~	26,700	26,701
JPMorgan Chase & Co.
2.435% (US0003M + 0.550%) due 03/09/2021 ~	11,961	11,965
2.550% due 03/01/2021	19,100	19,252
3.387% (US0003M + 1.480%) due 03/01/2021 ~	1,100	1,115
JPMorgan Chase Bank N.A.
2.199% (US0003M + 0.290%) due 02/01/2021 ~	9,900	9,902
2.273% (US0003M + 0.370%) due 02/19/2021 ~	59,500	59,519
2.276% (US0003M + 0.340%) due 04/26/2021 ~	20,300	20,312
2.604% due 02/01/2021 ●	3,000	3,002
Lloyds Bank PLC
2.400% due 03/17/2020	4,900	4,904
3.300% due 05/07/2021	3,175	3,228
Macquarie Bank Ltd. 3.048% (US0003M + 1.120%) due 07/29/2020 ~	18,000	18,105
Manufacturers & Traders Trust Co. 3.020% (US0001M + 1.215%) due 12/28/2020 ~	7,900	7,905
Marsh & McLennan Cos., Inc. 3.500% due 12/29/2020	4,000	4,060
Metropolitan Life Global Funding 2.110% due 09/07/2020 ●	29,300	29,359
Mitsubishi UFJ Financial Group, Inc.
2.190% due 09/13/2021	700	702
2.586% (US0003M + 0.650%) due 07/26/2021 ~	11,100	11,152
2.947% (US0003M + 1.060%) due 09/13/2021 ~	14,543	14,704
2.950% due 03/01/2021	1,983	2,005
3.535% due 07/26/2021	800	819
Mitsubishi UFJ Trust & Banking Corp. 2.650% due 10/19/2020	2,800	2,814
Mizuho Bank Ltd. 2.400% due 03/26/2020	7,800	7,809
Mizuho Financial Group, Inc.
3.027% (US0003M + 1.140%) due 09/13/2021 ~	57,536	58,239
3.481% (US0003M + 1.480%) due 04/12/2021 ~	16,900	17,141
Morgan Stanley
2.451% (US0003M + 0.550%) due 02/10/2021 ~	76,853	76,891
2.650% due 01/27/2020	853	853
3.076% (US0003M + 1.140%) due 01/27/2020 ~	300	300
5.500% due 01/26/2020	14,536	14,567
MUFG Bank Ltd.
2.300% due 03/05/2020	3,000	3,002
2.750% due 09/14/2020	3,500	3,518
2.850% due 09/08/2021	4,700	4,768
National Bank of Canada
2.447% (US0003M + 0.560%) due 06/12/2020 ~	760	761
2.602% (US0003M + 0.600%) due 01/17/2020 ~	11,895	11,899
Nederlandse Waterschapsbank NV
1.911% (US0003M + 0.010%) due 11/10/2020 ~	34,000	34,000
1.940% (US0003M + 0.030%) due 02/24/2020 ~	73,000	73,017
New York Life Global Funding
2.066% (US0003M + 0.100%) due 01/21/2020 ~	39,000	39,004
2.216% (US0003M + 0.280%) due 01/28/2021 ~	11,900	11,926
2.282% (US0003M + 0.270%) due 04/09/2020 ~	3,000	3,003
Nissan Motor Acceptance Corp.
2.125% due 03/03/2020	9,903	9,902
2.150% due 09/28/2020	2,200	2,196
2.250% due 01/13/2020	17,014	17,014
2.391% (US0003M + 0.390%) due 07/13/2020 ~	66,174	66,205
2.414% (US0003M + 0.520%) due 03/15/2021 ~	500	500
2.581% (US0003M + 0.580%) due 01/13/2020 ~	12,579	12,581
Nomura Holdings, Inc. 6.700% due 03/04/2020	2,000	2,016

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2019 (Unaudited)

Nordea Bank Abp 2.384% (US0003M + 0.470%) due 05/29/2020 ~	2,300	2,304
NRW Bank
1.944% (US0003M + 0.040%) due 02/08/2021 ~	35,000	34,988
1.952% (US0003M + 0.060%) due 03/05/2021 ~	75,000	74,997
Oesterreichische Kontrollbank AG 1.904% (US0003M + 0.010%) due 09/15/2020 ~	4,400	4,394
Royal Bank of Canada 2.100% due 10/14/2020	7,000	7,009
Santander Holdings USA, Inc. 2.650% due 04/17/2020	6,100	6,107
Santander UK Group Holdings PLC 2.875% due 10/16/2020	23,609	23,742
Santander UK PLC
2.125% due 11/03/2020	9,855	9,868
2.202% (US0003M + 0.300%) due 11/03/2020 ~	3,600	3,602
2.375% due 03/16/2020	600	600
Shinhan Bank Co. Ltd. 2.250% due 04/15/2020	3,405	3,406
Standard Chartered PLC 2.250% due 04/17/2020	23,200	23,214
Sumitomo Mitsui Banking Corp. 2.352% (US0003M + 0.350%) due 01/17/2020 ~	2,500	2,501
Svensk Exportkredit AB
1.944% (US0003M + 0.050%) due 12/14/2020 ~	9,000	9,002
2.750% due 10/07/2020	6,149	6,193
Svenska Handelsbanken AB 3.111% (US0003M + 1.150%) due 03/30/2021 ~	18,600	18,819
Toronto-Dominion Bank 1.950% due 04/02/2020	25,000	25,008
Toyota Motor Credit Corp.
1.940% (SOFRRATE + 0.400%) due 10/23/2020 ~	47,700	47,732
2.110% (US0003M + 0.100%) due 01/10/2020 ~	19,600	19,601
2.162% (US0003M + 0.150%) due 10/09/2020 ~	41,400	41,433
2.200% due 01/10/2020	14,300	14,300
2.262% (US0003M + 0.260%) due 04/17/2020 ~	5,900	5,905
UBS AG 2.465% due 06/08/2020 ●	183,765	184,088
UBS Group AG 3.375% (US0003M + 1.440%) due 09/24/2020 ~	4,700	4,744
Wells Fargo & Co.
2.600% due 07/22/2020	4,500	4,518
2.833% (US0003M + 0.880%) due 07/22/2020 ~	8,434	8,470
3.240% (US0003M + 1.340%) due 03/04/2021 ~	10,306	10,435
Wells Fargo Bank N.A.
2.275% (US0003M + 0.380%) due 05/21/2021 ~	192,800	192,972
2.434% (US0003M + 0.500%) due 07/23/2021 ~	46,232	46,302
Westpac Banking Corp. 2.000% due 03/03/2020	5,750	5,751
		2,640,014
INDUSTRIALS 6.0%
AbbVie, Inc. 2.245% (US0003M + 0.350%) due 05/21/2021 ~	69,500	69,586
Allergan Funding SCS
3.000% due 03/12/2020	61,603	61,650
3.142% (US0003M + 1.255%) due 03/12/2020 ~	2,455	2,460
Altria Group, Inc. 2.625% due 01/14/2020	2,591	2,591
Amgen, Inc. 2.351% (US0003M + 0.450%) due 05/11/2020 ~	6,526	6,535
Anthem, Inc. 4.350% due 08/15/2020	4,606	4,672
AutoNation, Inc. 5.500% due 02/01/2020	24,227	24,290
BMW U.S. Capital LLC
2.279% (US0003M + 0.370%) due 08/14/2020 ~	54,100	54,175
2.401% (US0003M + 0.500%) due 08/13/2021 ~	9,254	9,280
3.250% due 08/14/2020	2,900	2,926
Bristol-Myers Squibb Co. 2.104% (US0003M + 0.200%) due 11/16/2020 ~	68,700	68,750
Broadcom Corp. 2.375% due 01/15/2020	104,938	104,944
Cigna Corp. 3.200% due 09/17/2020	4,430	4,465
Comcast Corp. 2.239% (US0003M + 0.330%) due 10/01/2020 ~	18,600	18,634
CVS Health Corp.
2.800% due 07/20/2020	106,449	106,762
3.350% due 03/09/2021	213	217
Daimler Finance North America LLC
2.250% due 03/02/2020	17,762	17,767
2.300% due 01/06/2020	11,929	11,929
2.421% (US0003M + 0.530%) due 05/05/2020 ~	7,370	7,378
2.450% due 05/18/2020	5,000	5,007

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2019 (Unaudited)

2.673% (US0003M + 0.630%) due 01/06/2020 ~	15,075	15,076
3.100% due 05/04/2020	11,800	11,840
Delta Air Lines, Inc. 2.875% due 03/13/2020	30,580	30,586
Discovery Communications LLC 2.800% due 06/15/2020	7,311	7,331
Enbridge, Inc. 2.410% (US0003M + 0.400%) due 01/10/2020 ~	49,613	49,619
Energy Transfer Operating LP 4.150% due 10/01/2020	22,640	22,884
Georgia-Pacific LLC 5.400% due 11/01/2020	4,958	5,096
International Business Machines Corp. 2.305% (US0003M + 0.400%) due 05/13/2021 ~	30,300	30,423
Kraft Heinz Foods Co. 2.800% due 07/02/2020	2,890	2,895
Kroger Co. 6.150% due 01/15/2020	7,235	7,245
Penske Truck Leasing Co. LP 3.050% due 01/09/2020	4,500	4,501
Reynolds American, Inc. 3.250% due 06/12/2020	3,250	3,265
Southern Co. 2.750% due 06/15/2020	3,715	3,724
Sunoco Logistics Partners Operations LP 5.500% due 02/15/2020	1,500	1,505
Telefonica Emisiones S.A.
5.134% due 04/27/2020	41,368	41,762
5.462% due 02/16/2021	5,256	5,456
Tencent Holdings Ltd. 2.875% due 02/11/2020	700	701
VMware, Inc. 2.300% due 08/21/2020	15,769	15,793
Volkswagen Group of America Finance LLC
2.400% due 05/22/2020	11,141	11,156
2.675% (US0003M + 0.770%) due 11/13/2020 ~	24,300	24,401
Vulcan Materials Co. 2.494% (US0003M + 0.600%) due 06/15/2020 ~	1,000	1,001
Zimmer Biomet Holdings, Inc. 2.700% due 04/01/2020	86,923	86,982
		967,260
UTILITIES 1.0%
BG Energy Capital PLC 4.000% due 12/09/2020	7,200	7,333
Chugoku Electric Power Co., Inc. 2.701% due 03/16/2020	5,000	5,003
CNOOC Finance Australia Pty. Ltd. 2.625% due 05/05/2020	53,600	53,662
Duke Energy Corp. 2.409% (US0003M + 0.500%) due 05/14/2021 ~	3,300	3,313
Electricite de France S.A. 4.600% due 01/27/2020	255	255
Exelon Generation Co. LLC 2.950% due 01/15/2020	4,515	4,516
Mississippi Power Co. 2.597% (US0003M + 0.650%) due 03/27/2020 ~	3,667	3,669
Sempra Energy 2.400% due 02/01/2020	1,270	1,270
Sinopec Group Overseas Development Ltd.
2.250% due 09/13/2020	15,445	15,447
2.375% due 04/12/2020	11,895	11,900
2.500% due 04/28/2020	53,182	53,225
		159,593
Total Corporate Bonds & Notes (Cost $3,764,936)		3,766,867
U.S. GOVERNMENT AGENCIES 0.2%
Federal Home Loan Bank 2.000% due 10/28/2021	32,000	32,008
Total U.S. Government Agencies (Cost $32,002)		32,008
U.S. TREASURY OBLIGATIONS 4.6%
U.S. Treasury Notes
2.250% due 03/31/2021 (e)	250,000	251,963
2.250% due 04/30/2021 (e)	238,500	240,563
2.500% due 02/28/2021	250,000	252,466
Total U.S. Treasury Obligations (Cost $745,039)		744,992
ASSET-BACKED SECURITIES 0.4%
CNH Equipment Trust 1.995% due 11/16/2020	13,722	13,725

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2019 (Unaudited)

Enterprise Fleet Financing LLC 1.973% due 11/20/2020		19,322	19,350
GMF Canada Leasing Trust 2.154% due 03/22/2021	CAD	3,864	2,975
Kubota Credit Owner Trust 2.510% due 06/15/2020		$5,416	5,424
MMAF Equipment Finance LLC 2.125% due 10/09/2020		10,330	10,347
Santander Retail Auto Lease Trust 1.981% due 10/20/2020		6,665	6,666
Silver Arrow Canada LP 2.129% due 03/15/2021 «	CAD	8,830	6,824
Total Asset-Backed Securities (Cost $65,034)			65,311
SOVEREIGN ISSUES 6.0%
Agence Francaise de Developpement EPIC
2.005% (US0003M + 0.120%) due 06/07/2021 ~		$42,000	42,107
2.008% (US0003M + 0.080%) due 03/23/2020 ~		121,000	121,026
2.023% (US0003M + 0.120%) due 06/19/2020 ~		76,000	76,014
Caisse des Depots et Consignations 1.999% (US0003M + 0.090%) due 10/02/2020 ~		13,000	13,001
CPPIB Capital, Inc. 2.031% (US0003M + 0.030%) due 10/16/2020 ~		53,000	53,023
Development Bank of Japan, Inc. 2.176% (US0003M + 0.240%) due 01/28/2020 ~		53,292	53,307
Export Development Canada 2.040% (US0003M + 0.130%) due 11/23/2020 ~		46,000	46,070
Industrial Bank of Korea 2.000% due 04/23/2020		5,100	5,099
Japan Bank for International Cooperation
2.250% due 02/24/2020		1,700	1,701
2.356% (US0003M + 0.390%) due 07/21/2020 ~		53,725	53,824
2.387% (US0003M + 0.480%) due 06/01/2020 ~		63,590	63,706
2.480% (US0003M + 0.570%) due 02/24/2020 ~		107,338	107,430
Japan Finance Organization for Municipalities 2.000% due 09/08/2020		62,686	62,707
Kommunalbanken A/S
1.970% (US0003M + 0.070%) due 03/17/2020 ~		69,600	69,609
2.041% (US0003M + 0.040%) due 04/15/2021 ~		13,000	13,002
2.224% (US0003M + 0.330%) due 06/16/2020 ~		42,200	42,261
Municipality Finance PLC
1.946% (US0003M + 0.010%) due 10/26/2020 ~		25,500	25,499
2.064% (US0003M + 0.170%) due 02/07/2020 ~		18,600	18,607
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV 2.226% (US0003M + 0.260%) due 01/21/2020 ~		2,000	2,000
Province of Quebec 2.058% (US0003M + 0.130%) due 09/21/2020 ~		28,900	28,919
SNCF Reseau 2.000% due 10/13/2020		5,000	5,004
State of North Rhine-Westphalia 1.978% (US0003M + 0.050%) due 01/29/2021 ~		45,000	45,006
Tokyo Metropolitan Government 2.125% due 05/19/2020		18,000	17,990
Total Sovereign Issues (Cost $966,371)			966,912
SHORT-TERM INSTRUMENTS 64.6%
CERTIFICATES OF DEPOSIT 1.4%
Barclays Bank PLC 2.373% (US0003M + 0.450%) due 10/15/2020 ~		88,000	88,010
Goldman Sachs Bank USA 1.973% due 02/26/2021 ●		50,000	49,983
Royal Bank of Canada 1.850% (SOFRRATE + 0.310%) due 08/14/2020 ~		77,000	76,984
			214,977
COMMERCIAL PAPER 4.3%
Bank of Montreal 1.974% due 01/24/2020	CAD	190,000	146,141
Bank of Nova Scotia
1.980% due 01/23/2020		27,000	20,769
1.984% due 01/27/2020		8,000	6,152
Boeing Co.
2.150% due 02/26/2020		$70,200	69,988
2.160% due 02/19/2020		21,900	21,843
Broadcom, Inc. 2.190% due 01/07/2020		33,500	33,483
C.I.B.C. 1.970% due 01/22/2020	CAD	197,000	151,542
CNPC Finance 2.750% due 01/02/2020		$20,000	19,998

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2019 (Unaudited)

DXC Capital Funding Ltd. 2.300% due 01/15/2020		50,000	49,960
Encana Corp. 2.150% due 02/06/2020		13,000	12,972
Energy Transfer Partners LP 2.500% due 01/15/2020		64,841	64,773
Entergy Corp.
2.050% due 03/13/2020		39,500	39,329
2.070% due 03/05/2020		26,000	25,900
ERP Operating Ltd. Partnership 2.030% due 01/16/2020		7,000	6,994
General Motors Financial Co., Inc. 2.070% due 01/08/2020		10,000	9,994
Royal Bank Of Canada 1.850% due 01/06/2020	CAD	6,000	4,620
			684,458
REPURCHASE AGREEMENTS (d) 54.1%			8,702,382
SHORT-TERM NOTES 1.0%
Cigna Corp. 2.250% (US0003M + 0.350%) due 03/17/2020 ~		$100,600	100,642
Toronto-Dominion Bank 2.050% due 10/09/2020		50,000	50,017
			150,659
CZECH REPUBLIC TREASURY BILLS 0.0%
(0.101)% due 01/10/2020 (b)(c)	CZK	129,000	5,690
JAPAN TREASURY BILLS 3.8%
(0.181)% due 02/03/2020 - 02/10/2020 (a)(b)	JPY	66,610,000	613,213
U.S. TREASURY BILLS 0.0%
1.561% due 02/06/2020 - 02/13/2020 (a)(b)(g)		$4,373	4,366
Total Short-Term Instruments (Cost $10,354,084)			10,375,746
Total Investments in Securities (Cost $15,927,466)			15,951,835
Total Investments 99.2% (Cost $15,927,466)			$15,951,835
Financial Derivative Instruments (f) (0.1)%(Cost or Premiums, net $0)			(14,741)
Other Assets and Liabilities, net 0.9%			149,831
Net Assets 100.0%			$16,086,925

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2019 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
AZD	1.670%	12/31/2019	01/06/2020		$325,000	U.S. Treasury Notes 2.375% - 3.000% due 02/15/2022 - 05/15/2027	$(330,272)	$325,000	$325,030
BCY	1.570	01/02/2020	01/03/2020		52,800	U.S. Treasury Notes 2.000% due 04/30/2024	(53,866)	52,800	52,800
	1.800	12/31/2019	01/02/2020		7,100	U.S. Treasury Bonds 4.625% due 02/15/2040	(7,205)	7,100	7,101
BOS	1.580	01/02/2020	01/03/2020		2,800	U.S. Treasury Bonds 3.000% due 11/15/2044	(2,853)	2,800	2,800
	1.590	01/02/2020	01/03/2020		202,700	U.S. Treasury Bonds 2.500% due 02/15/2046	(206,661)	202,700	202,700
	1.590	01/02/2020	01/15/2020		100,000	U.S. Treasury Bonds 4.500% due 08/15/2039	(101,959)	100,000	100,000
	1.650	12/31/2019	01/02/2020		4,400	U.S. Treasury Notes 2.625% due 12/15/2021	(4,487)	4,400	4,400
	1.850	12/31/2019	01/02/2020		2,400	U.S. Treasury Bonds 2.500% due 02/15/2046	(2,433)	2,400	2,400
BOS	1.880	12/23/2019	01/02/2020		600,000	U.S. Treasury Bonds 4.500% due 08/15/2039	(610,087)	600,000	600,313
BPS	0.550	12/31/2019	01/06/2020	GBP	600,000	United Kingdom Gilt 1.625% - 4.250% due 12/07/2040 - 07/22/2065	(783,630)	794,369	794,394
BSN	1.600	12/31/2019	01/02/2020		$3,400	U.S. Treasury Notes 2.250% due 11/15/2024	(3,469)	3,400	3,400
DEU	1.550	12/31/2019	01/02/2020		399,100	U.S. Treasury Bonds 3.750% due 11/15/2043	(406,964)	399,100	399,134
	1.580	01/02/2020	01/03/2020		342,600	U.S. Treasury Bonds 3.000% due 05/15/2045	(101,892)	342,600	342,600
						U.S. Treasury Inflation Protected Securities 0.125% due 10/15/2024	(247,470)
FICC	1.250	12/31/2019	01/02/2020		2,927	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	(2,986)	2,927	2,927
GSC	1.550	12/31/2019	01/02/2020		102,500	Fannie Mae 4.500% due 10/01/2048	(105,680)	102,500	102,509
IND	1.620	12/31/2019	01/02/2020		39,000	U.S. Treasury Notes 2.125% due 03/31/2024	(39,749)	39,000	39,003
JPS	1.580	01/02/2020	01/03/2020		343,400	U.S. Treasury Bonds 3.000% due 11/15/2044	(152,990)	343,400	343,400
						U.S. Treasury Inflation Protected Securities 0.500% due 01/15/2028	(197,318)
	1.650	12/31/2019	01/02/2020		16,500	U.S. Treasury Bonds 3.000% due 11/15/2045	(16,692)	16,500	16,501
	1.850	12/31/2019	01/02/2020		570,200	U.S. Treasury Bonds 3.000% due 11/15/2044	(404,559)	570,200	570,259
						U.S. Treasury Inflation Protected Securities 0.500% due 01/15/2028	(173,444)
MBC	1.650	12/31/2019	01/07/2020		250,000	U.S. Treasury Inflation Protected Securities 0.375% - 0.750% due 07/15/2025 - 07/15/2028	(257,923)	250,000	250,023
	2.150	12/27/2019	01/03/2020		500,000	U.S. Treasury Bonds 2.250% - 3.000% due 08/15/2046 - 02/15/2047	(211,943)	500,000	500,179
						U.S. Treasury Notes 1.375% - 2.750% due 01/31/2021 - 09/30/2023	(300,803)
MFK	1.580	01/02/2020	01/03/2020		600,000	U.S. Treasury Bonds 3.375% - 3.625% due 02/15/2044 - 11/15/2048	(608,381)	600,000	600,000
	1.850	12/31/2019	01/02/2020		600,000	U.S. Treasury Bonds 3.375% - 3.625% due 02/15/2044 - 11/15/2048	(610,979)	600,000	600,062
NXN	1.600	12/31/2019	01/02/2020		200,000	U.S. Treasury Bonds 3.375% due 11/15/2048	(202,809)	200,000	200,018
RBC	1.710	12/31/2019	01/03/2020	CAD	300,000	Province of Ontario Canada 2.900% due 06/02/2028	(235,080)	231,036	231,058
	1.730	12/30/2019	01/06/2020		500,000	Province of Ontario Canada 3.450% due 06/02/2045	(386,006)	385,060	385,115
RDR	1.600	12/31/2019	01/02/2020		$466,100	U.S. Treasury Notes 2.125% - 2.750% due 06/30/2025 - 05/31/2026	(475,725)	466,100	466,141
RVM	1.580	01/02/2020	01/03/2020		300,000	U.S. Treasury Notes 2.500% due 03/31/2023	(305,941)	300,000	300,000
	1.850	12/31/2019	01/02/2020		200,000	U.S. Treasury Notes 2.500% due 03/31/2023	(204,082)	200,000	200,021
	1.950	12/31/2019	01/02/2020		100,000	U.S. Treasury Notes 2.250% due 11/15/2025	(101,891)	100,000	100,011
SAL	1.550	12/31/2019	01/02/2020		40,800	U.S. Treasury Notes 2.750% due 06/30/2025	(41,636)	40,800	40,803
SCX	2.110	12/27/2019	01/03/2020		250,000	U.S. Treasury Bonds 4.625% - 6.000% due 02/15/2026 - 02/15/2040	(255,194)	250,000	250,088
SGY	1.550	12/31/2019	01/02/2020		88,100	U.S. Treasury Notes 1.875% due 09/30/2022	(89,874)	88,100	88,108
TDM	1.570	12/31/2019	01/02/2020		2,300	U.S. Treasury Notes 2.125% due 05/15/2025	(2,357)	2,300	2,300
	1.580	12/31/2019	01/02/2020		200	U.S. Treasury Inflation Protected Securities 2.125% due 02/15/2041	(210)	200	200

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2019 (Unaudited)

TOR	1.600	12/31/2019	01/06/2020	CAD	250,000	Canada Government International Bond 0.750% due 09/01/2020	(196,388)	192,530	192,547
	1.700	12/30/2019	01/06/2020		500,000	Canada Government International Bond 1.500% - 2.250% due 03/01/2020 - 02/01/2021	(392,795)	385,060	385,114
Total Repurchase Agreements							$(8,836,683)	$8,702,382	$8,703,459

(e)	Securities with an aggregate market value of $4,087 and cash of $1,658 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2020	CZK	64,500		$2,819	$0	$(26)
BPS	02/2020	CAD	7,614		5,743	0	(122)
BRC	02/2020	JPY	42,610,000		394,340	1,395	0
	02/2020		$1,101	GBP	855	32	0
GLM	02/2020	JPY	24,000,000		$222,263	1,022	0
HUS	01/2020	CAD	190,000		145,445	0	(895)
	01/2020	CZK	64,500		2,819	0	(27)
	02/2020		$1,900	CAD	2,526	45	0
JPM	01/2020	CAD	300,042		$229,686	0	(1,384)
	01/2020	JPY	400		4	0	0
MYI	01/2020	CAD	250,066		191,554	0	(1,032)
	01/2020	GBP	600,000		786,908	0	(7,531)
RYL	01/2020	CAD	6,000		4,512	0	(109)
	02/2020		$1,895	CAD	2,494	26	0
SSB	01/2020	CAD	1,224,000		$936,790	0	(5,879)
TOR	01/2020	JPY	353,620		3,257	2	0
UAG	01/2020	CAD	8,000		6,124	0	(38)
	02/2020		$1,102	CAD	1,439	7	0
Total Forward Foreign Currency Contracts						$2,529	$(17,043)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON SECURITIES

										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	1.950%	Maturity	01/03/2020	$500,000	$0	$(180)	$0	$(180)
SOG	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.350%	Maturity	01/03/2020	238,500	0	(47)	0	(47)
Total Swap Agreements								$0	$(227)	$0	$(227)

(g)	Securities with an aggregate market value of $503 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.
FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2019 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,640,014	$0	$2,640,014
Industrials	0	967,260	0	967,260
Utilities	0	159,593	0	159,593
U.S. Government Agencies	0	32,008	0	32,008
U.S. Treasury Obligations	0	744,992	0	744,992
Asset-Backed Securities	0	58,487	6,824	65,311
Sovereign Issues	0	966,912	0	966,912
Short-Term Instruments
Certificates of Deposit	0	214,977	0	214,977
Commercial Paper	0	684,458	0	684,458
Repurchase Agreements	0	8,702,382	0	8,702,382
Short-Term Notes	0	150,659	0	150,659
Czech Republic Treasury Bills	0	5,690	0	5,690
Japan Treasury Bills	0	613,213	0	613,213
U.S. Treasury Bills	0	4,366	0	4,366
Total Investments	$0	$15,945,011	$6,824	$15,951,835
Financial Derivative Instruments - Assets
Over the counter	$0	$2,529	$0	$2,529
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(17,270)	$0	$(17,270)
Total Financial Derivative Instruments	$0	$(14,741)	$0	$(14,741)
Totals	$0	$15,930,270	$6,824	$15,937,094

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO Short-Term Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 109.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.8%
American Honda Finance Corp. 2.811% (LIBOR03M + 0.850%) due 03/29/2021 «~	$30,000	$30,004
Delos Finance SARL 3.695% (LIBOR03M + 1.750%) due 10/06/2023 ~	420	422
Qatar National Bank SAQ 2.799% (LIBOR03M + 0.900%) due 12/22/2020 «~	44,200	44,289
Toyota Motor Credit Corp.
2.525% (LIBOR03M + 0.580%) due 09/28/2020 «~	113,200	113,169
2.934% (LIBOR03M + 0.830%) due 03/29/2021 «~	71,200	71,230
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038	15,204	15,260
Total Loan Participations and Assignments (Cost $273,603)		274,374
CORPORATE BONDS & NOTES 60.9%
BANKING & FINANCE 31.9%
ABN AMRO Bank NV 3.250% (US0003M + 1.350%) due 03/17/2021 ~	1,000	1,011
ADCB Finance Cayman Ltd. 2.625% due 03/10/2020	16,400	16,419
AerCap Ireland Capital DAC
3.500% due 05/26/2022	1,400	1,439
4.250% due 07/01/2020	13,641	13,780
4.450% due 12/16/2021	29,450	30,694
4.500% due 05/15/2021	23,770	24,535
4.625% due 10/30/2020	16,750	17,086
4.625% due 07/01/2022	4,150	4,385
5.000% due 10/01/2021	9,800	10,275
AIA Group Ltd. 2.428% (US0003M + 0.520%) due 09/20/2021 ~	39,800	39,834
Air Lease Corp.
2.250% due 01/15/2023	14,250	14,264
2.500% due 03/01/2021	6,700	6,731
2.750% due 01/15/2023	12,800	12,969
3.375% due 06/01/2021	5,300	5,390
3.500% due 01/15/2022	18,700	19,216
Aircastle Ltd.
5.125% due 03/15/2021	43,697	45,145
5.500% due 02/15/2022	5,113	5,439
7.625% due 04/15/2020	7,434	7,544
Allstate Corp. 2.591% (US0003M + 0.630%) due 03/29/2023 ~	4,050	4,063
Ally Financial, Inc.
4.125% due 03/30/2020	12,500	12,562
4.125% due 02/13/2022	10,050	10,395
4.250% due 04/15/2021	2,400	2,458
4.625% due 05/19/2022	200	210
7.500% due 09/15/2020	300	311
8.000% due 03/15/2020	4,800	4,844
Ambac LSNI LLC 6.945% due 02/12/2023 ●	2	2
American Tower Corp.
2.250% due 01/15/2022	13,118	13,160
3.375% due 05/15/2024	9,500	9,865
Aozora Bank Ltd.
2.750% due 03/09/2020	23,380	23,398
3.810% due 09/07/2021	5,610	5,727
Assurant, Inc. 3.197% (US0003M + 1.250%) due 03/26/2021 ~	8,230	8,231
Athene Global Funding
3.138% (US0003M + 1.230%) due 07/01/2022 ~(h)	108,339	109,833
4.000% due 01/25/2022	2,500	2,582
AvalonBay Communities, Inc. 2.431% (US0003M + 0.430%) due 01/15/2021 ~	13,300	13,299
Aviation Capital Group LLC
2.606% (US0003M + 0.670%) due 07/30/2021 ~	28,406	28,413
2.857% (US0003M + 0.950%) due 06/01/2021 ~	18,350	18,434
2.875% due 01/20/2022	48,656	49,002
6.750% due 04/06/2021	12,193	12,850
7.125% due 10/15/2020	12,543	13,018

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2019 (Unaudited)

Avolon Holdings Funding Ltd.
3.625% due 05/01/2022	2,600	2,667
5.125% due 10/01/2023	2,500	2,702
5.500% due 01/15/2023	7,800	8,432
Axis Bank Ltd. 3.250% due 05/21/2020	50,750	50,868
Banco Santander Chile
2.500% due 12/15/2020	5,192	5,197
2.740% (US0003M + 0.800%) due 07/25/2020 ~	10,000	10,000
3.114% (US0003M + 1.200%) due 11/28/2021 ~	23,600	23,892
Bank of America Corp. 3.146% (US0003M + 1.180%) due 10/21/2022 ~	8,635	8,764
Barclays Bank PLC 2.444% (US0003M + 0.460%) due 01/11/2021 ~(h)	23,880	23,912
Barclays PLC
3.284% (US0003M + 1.380%) due 05/16/2024 ~	13,600	13,762
3.340% (US0003M + 1.430%) due 02/15/2023 ~	21,489	21,672
3.635% (US0003M + 1.625%) due 01/10/2023 ~	18,924	19,172
4.011% (US0003M + 2.110%) due 08/10/2021 ~	17,768	18,193
BGC Partners, Inc. 5.125% due 05/27/2021	2,550	2,634
BOC Aviation Ltd.
2.375% due 09/15/2021	20,108	20,056
2.750% due 09/18/2022	41,200	41,373
2.952% (US0003M + 1.050%) due 05/02/2021 ~	66,540	66,846
3.000% due 03/30/2020	8,920	8,930
3.000% due 05/23/2022	12,427	12,534
3.072% (US0003M + 1.125%) due 09/26/2023 ~	7,760	7,811
Brixmor Operating Partnership LP 2.959% (US0003M + 1.050%) due 02/01/2022 ~	35,500	35,489
Cantor Fitzgerald LP 4.875% due 05/01/2024	4,900	5,225
Chiba Bank Ltd. 2.750% due 07/29/2020	16,950	16,967
CIT Group, Inc. 5.000% due 08/15/2022	900	956
Citibank N.A. 2.499% (US0003M + 0.600%) due 05/20/2022 ~(h)	83,100	83,438
Citigroup, Inc.
2.425% (SOFRRATE + 0.870%) due 11/04/2022 ~	14,800	14,878
2.886% (US0003M + 0.950%) due 07/24/2023 ~	4,000	4,036
2.930% (US0003M + 1.023%) due 06/01/2024 ~	20,800	21,054
CK Hutchison International Ltd. 2.250% due 09/29/2020	1,606	1,605
CNH Industrial Capital LLC
3.875% due 10/15/2021	2,640	2,717
4.375% due 11/06/2020	2,300	2,340
Credit Agricole CIB Financial Solutions S.A. 2.000% due 01/27/2020 ●	18,300	18,299
Credit Suisse AG 2.100% due 11/12/2021	10,000	10,047
Credit Suisse Group AG 3.127% (US0003M + 1.240%) due 06/12/2024 ~	23,550	23,844
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022	5,450	5,673
4.293% (US0003M + 2.290%) due 04/16/2021 ~	59,653	61,167
Danske Bank A/S
2.417% (US0003M + 0.510%) due 03/02/2020 ~	1,545	1,545
2.750% due 09/17/2020	8,402	8,428
2.800% due 03/10/2021 (h)	42,300	42,603
2.947% (US0003M + 1.060%) due 09/12/2023 ~	22,500	22,451
3.001% due 09/20/2022 ●	26,820	27,034
DBS Group Holdings Ltd. 2.560% (US0003M + 0.620%) due 07/25/2022 ~	24,000	24,120
DNB Bank ASA
2.150% due 12/02/2022	7,900	7,935
2.527% (US0003M + 0.620%) due 12/02/2022 ~	11,700	11,762
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024	1,397	1,430
Eksportfinans ASA 2.701% (US0003M + 0.800%) due 11/10/2020 ~	49,200	49,236
Emirates NBD Bank PJSC 3.486% (US0003M + 1.550%) due 01/26/2020 ~	13,750	13,785
First Abu Dhabi Bank PJSC 2.951% (US0003M + 0.950%) due 04/16/2022 ~	36,461	36,689
First Gulf Bank PJSC 2.625% due 02/24/2020	2,000	2,002
Ford Motor Credit Co. LLC
2.332% (US0003M + 0.430%) due 11/02/2020 ~	13,375	13,304
2.343% due 11/02/2020	7,700	7,687
2.681% due 01/09/2020	2,820	2,820
2.853% (US0003M + 0.810%) due 04/05/2021 ~	16,955	16,880
2.865% (US0003M + 0.930%) due 09/24/2020 ~	35,975	36,030
3.012% (US0003M + 1.000%) due 01/09/2020 ~	12,752	12,754
3.336% due 03/18/2021	1,300	1,310
4.593% (US0003M + 2.550%) due 01/07/2021 ~	48,600	49,305

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2019 (Unaudited)

5.183% (US0003M + 3.140%) due 01/07/2022 ~	4,400	4,548
5.750% due 02/01/2021	900	929
8.125% due 01/15/2020	1,475	1,478
GE Capital International Funding Co. Unlimited Co. 2.342% due 11/15/2020	7,966	7,974
General Motors Financial Co., Inc.
2.448% (US0003M + 0.540%) due 11/06/2020 ~	1,662	1,659
2.450% due 11/06/2020	2,630	2,637
2.862% (US0003M + 0.850%) due 04/09/2021 ~	28,621	28,684
3.008% (US0003M + 1.100%) due 11/06/2021 ~	40,850	40,976
3.033% (US0003M + 0.990%) due 01/05/2023 ~	600	597
3.271% (US0003M + 1.310%) due 06/30/2022 ~	13,054	13,121
3.536% (US0003M + 1.550%) due 01/14/2022 ~	29,282	29,586
3.550% due 07/08/2022	1,000	1,030
3.700% due 11/24/2020	7,030	7,114
Goldman Sachs Group, Inc.
2.707% (US0003M + 0.780%) due 10/31/2022 ~	68,858	69,348
2.936% (US0003M + 1.000%) due 07/24/2023 ~	2,600	2,626
3.046% (US0003M + 1.110%) due 04/26/2022 ~	9,926	10,027
3.080% (US0003M + 1.170%) due 11/15/2021 ~	11,613	11,705
Goodman U.S. Finance Two LLC 6.000% due 03/22/2022	6,484	6,954
Harley-Davidson Financial Services, Inc.
2.150% due 02/26/2020	4,200	4,200
2.395% (US0003M + 0.500%) due 05/21/2020 ~	15,000	15,017
2.400% due 06/15/2020	10,690	10,691
2.847% (US0003M + 0.940%) due 03/02/2021 ~	53,125	53,447
3.550% due 05/21/2021	660	672
HSBC Holdings PLC
2.537% (US0003M + 0.650%) due 09/11/2021 ~(h)	83,250	83,441
2.904% (US0003M + 1.000%) due 05/18/2024 ~(h)	155,432	156,775
Hutchison Whampoa International Ltd. 4.625% due 01/13/2022	12,701	13,265
Hyundai Capital Services, Inc.
2.625% due 09/29/2020	4,363	4,371
2.875% due 03/16/2021	1,590	1,598
ICICI Bank Ltd.
3.125% due 08/12/2020	16,483	16,542
3.500% due 03/18/2020	8,050	8,066
5.750% due 11/16/2020	6,996	7,183
ING Groep NV
2.909% (US0003M + 1.000%) due 10/02/2023 ~	5,690	5,745
3.111% (US0003M + 1.150%) due 03/29/2022 ~	29,609	30,022
International Lease Finance Corp.
4.625% due 04/15/2021	7,075	7,297
5.875% due 08/15/2022	1,200	1,307
8.250% due 12/15/2020	21,146	22,359
8.625% due 01/15/2022	25,179	28,329
JPMorgan Chase & Co.
2.509% (US0003M + 0.610%) due 06/18/2022 ~(h)	119,500	119,997
3.220% due 03/01/2025 ●	2,500	2,592
KEB Hana Bank
2.645% (US0003M + 0.700%) due 10/02/2022 ~	19,900	19,982
2.769% (US0003M + 0.875%) due 09/14/2022 ~	5,000	5,043
LeasePlan Corp. NV 2.875% due 10/24/2024	11,400	11,398
Lloyds Bank PLC 2.384% (US0003M + 0.490%) due 05/07/2021 ~	1,308	1,313
Lloyds Banking Group PLC
2.728% (US0003M + 0.800%) due 06/21/2021 ~	47,100	47,371
2.858% due 03/17/2023 ●	36,100	36,551
2.907% due 11/07/2023 ●	10,000	10,150
Marsh & McLennan Cos., Inc. 3.161% (US0003M + 1.200%) due 12/29/2021 ~	10,000	10,010
Mitsubishi UFJ Financial Group, Inc.
2.585% (US0003M + 0.700%) due 03/07/2022 ~	21,550	21,645
2.647% (US0003M + 0.740%) due 03/02/2023 ~(h)	32,100	32,201
2.730% (US0003M + 0.790%) due 07/25/2022 ~(h)	82,447	82,991
2.796% (US0003M + 0.860%) due 07/26/2023 ~	20,000	20,158
2.819% (US0003M + 0.920%) due 02/22/2022 ~(h)	39,890	40,249
2.947% (US0003M + 1.060%) due 09/13/2021 ~(h)	27,464	27,768
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.250% due 09/07/2021	17,065	17,056
2.652% due 09/19/2022	22,460	22,637
2.750% due 10/21/2020	23,766	23,881
3.406% due 02/28/2022	1,900	1,942
3.559% due 02/28/2024	5,000	5,185
Mizuho Financial Group, Inc.
2.737% (US0003M + 0.850%) due 09/13/2023 ~	9,045	9,084
2.768% (US0003M + 0.880%) due 09/11/2022 ~(h)	100,025	100,900
2.841% (US0003M + 0.840%) due 07/16/2023 ~	23,752	23,858
2.854% (US0003M + 0.940%) due 02/28/2022 ~(h)	46,046	46,457
Morgan Stanley
2.883% (US0003M + 0.930%) due 07/22/2022 ~	69,816	70,491
3.146% (US0003M + 1.180%) due 01/20/2022 ~	61,493	62,063

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2019 (Unaudited)

Nationwide Building Society 3.622% due 04/26/2023 ●	11,800	12,138
NatWest Markets PLC 3.361% (US0003M + 1.400%) due 09/29/2022 ~	53,900	54,704
Natwest Markets PLC 5.625% due 08/24/2020	12,740	13,026
Navient Corp.
5.000% due 10/26/2020	2,900	2,946
5.875% due 03/25/2021	27,760	28,739
6.625% due 07/26/2021	8,000	8,478
8.000% due 03/25/2020	4,893	4,952
Nissan Motor Acceptance Corp.
2.150% due 09/28/2020	15,850	15,820
2.351% (US0003M + 0.390%) due 09/28/2020 ~	9,958	9,962
2.351% due 09/28/2020 ●	3,000	3,001
2.414% (US0003M + 0.520%) due 03/15/2021 ~	28,399	28,409
2.550% due 03/08/2021	2,400	2,406
2.558% (US0003M + 0.630%) due 09/21/2021 ~	14,203	14,217
2.651% due 09/28/2022 ●	33,892	33,830
2.891% (US0003M + 0.890%) due 01/13/2022 ~	76,800	77,198
3.150% due 03/15/2021	2,300	2,323
3.450% due 03/15/2023	800	818
Nomura Holdings, Inc. 6.700% due 03/04/2020	2,800	2,822
Nordea Bank Abp 2.854% (US0003M + 0.940%) due 08/30/2023 ~	10,300	10,293
NTT Finance Corp. 2.491% (US0003M + 0.530%) due 06/29/2020 ~	13,700	13,719
ORIX Corp.
2.650% due 04/13/2021	39,695	39,911
2.900% due 07/18/2022	18,935	19,300
2.950% due 07/23/2020	10,205	10,247
3.200% due 01/19/2022	26,500	26,997
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021	20,016	20,312
5.250% due 08/15/2022	22,390	23,917
Piper Jaffray Cos.
4.740% due 10/15/2021	6,900	6,891
5.200% due 10/15/2023	24,600	24,569
Qatari Diar Finance QSC 5.000% due 07/21/2020	14,000	14,236
QNB Finance Ltd.
2.875% due 04/29/2020	8,160	8,178
2.902% (US0003M + 1.000%) due 05/02/2022 ~	27,590	27,659
3.207% (US0003M + 1.320%) due 12/06/2021 ~(f)	10,000	10,093
3.244% (US0003M + 1.350%) due 02/07/2020 ~	3,200	3,204
3.251% (US0003M + 1.350%) due 02/12/2020 ~	10,200	10,219
3.264% (US0003M + 1.350%) due 05/31/2021 ~	47,309	47,651
3.351% (US0003M + 1.450%) due 08/11/2021 ~	14,400	14,544
3.573% (US0003M + 1.570%) due 07/18/2021 ~	40,600	41,008
Reliance Standard Life Global Funding 2.500% due 01/15/2020	3,075	3,075
Royal Bank of Scotland Group PLC
3.380% (US0003M + 1.470%) due 05/15/2023 ~(h)	133,641	135,173
3.497% (US0003M + 1.550%) due 06/25/2024 ~	11,000	11,173
Santander Holdings USA, Inc. 4.450% due 12/03/2021	6,115	6,356
Santander UK Group Holdings PLC
2.875% due 10/16/2020	27,705	27,861
3.373% due 01/05/2024 ●	14,400	14,753
Santander UK PLC
2.527% (US0003M + 0.620%) due 06/01/2021 ~(h)	32,610	32,731
2.570% (US0003M + 0.660%) due 11/15/2021 ~	1,000	1,005
SBA Tower Trust
2.877% due 07/15/2046	12,300	12,354
3.156% due 10/10/2045	1,800	1,803
Sinochem Overseas Capital Co. Ltd. 4.500% due 11/12/2020	28,418	28,930
Skandinaviska Enskilda Banken AB 2.532% (US0003M + 0.645%) due 12/12/2022 ~	8,100	8,125
SL Green Operating Partnership LP 2.884% (US0003M + 0.980%) due 08/16/2021 ~	27,100	27,106
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021	17,100	17,220
3.000% due 07/15/2022	8,800	8,956
3.550% due 04/15/2024	21,150	21,966
Springleaf Finance Corp.
6.125% due 05/15/2022	2,500	2,691
7.750% due 10/01/2021	2,150	2,339
8.250% due 12/15/2020	1,550	1,630
Standard Chartered PLC
3.050% due 01/15/2021	3,925	3,958
3.091% (US0003M + 1.200%) due 09/10/2022 ~	57,900	58,384
Starwood Property Trust, Inc. 3.625% due 02/01/2021	3,700	3,734

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2019 (Unaudited)

State Bank of India
2.816% (US0003M + 0.850%) due 01/20/2020 ~		7,400	7,416
2.993% (US0003M + 0.950%) due 04/06/2020 ~		104,038	104,132
Sumitomo Mitsui Financial Group, Inc.
2.190% (BBSW3M + 1.270%) due 03/29/2022 ~	AUD	20,515	14,500
2.743% (US0003M + 0.740%) due 10/18/2022 ~		$6,198	6,225
2.781% (US0003M + 0.780%) due 07/12/2022 ~(h)		50,225	50,534
3.106% (US0003M + 1.140%) due 10/19/2021 ~		9,635	9,773
3.111% (US0003M + 1.110%) due 07/14/2021 ~		5,044	5,105
3.565% (US0003M + 1.680%) due 03/09/2021 ~		1,600	1,627
Swedbank AB 2.594% (US0003M + 0.700%) due 03/14/2022 ~		21,400	21,447
Synchrony Bank 2.586% (US0003M + 0.625%) due 03/30/2020 ~		29,085	29,109
Synchrony Financial
2.700% due 02/03/2020		8,965	8,968
2.850% due 07/25/2022		1,400	1,417
3.132% (US0003M + 1.230%) due 02/03/2020 ~		21,005	21,022
UBS Group AG
2.860% (US0003M + 0.950%) due 08/15/2023 ~		30,100	30,307
3.766% due 04/14/2021 ●(h)		65,900	67,153
Ventas Realty LP 3.125% due 06/15/2023		3,900	4,000
Wells Fargo & Co.
2.804% due 05/17/2023 ●		3,000	3,015
2.831% (US0003M + 0.930%) due 02/11/2022 ~(h)		59,720	60,138
3.046% (US0003M + 1.110%) due 01/24/2023 ~(h)		11,800	11,959
Wells Fargo Bank N.A.
2.539% (US0003M + 0.620%) due 05/27/2022 ~		28,460	28,588
2.545% (US0003M + 0.660%) due 09/09/2022 ~		39,000	39,220
			4,915,083
INDUSTRIALS 23.3%
AbbVie, Inc.
2.150% due 11/19/2021		55,600	55,728
2.545% (US0003M + 0.650%) due 11/21/2022 ~		36,600	36,796
Allergan Funding SCS 3.142% (US0003M + 1.255%) due 03/12/2020 ~		98,658	98,849
Altria Group, Inc. 3.490% due 02/14/2022		15,000	15,435
Anheuser-Busch North American Holding Corp. 3.750% due 01/15/2022		12,985	13,349
AP Moller - Maersk A/S 3.994% (US0003M + 2.100%) due 03/16/2021 ~		7,000	7,082
BAT Capital Corp.
2.499% due 08/14/2020 ●		44,427	44,509
2.764% due 08/15/2022		1,100	1,116
2.790% (US0003M + 0.880%) due 08/15/2022 ~		97,901	98,427
Bayer U.S. Finance LLC
2.577% (US0003M + 0.630%) due 06/25/2021 ~		18,900	18,964
2.750% due 07/15/2021		400	402
2.904% (US0003M + 1.010%) due 12/15/2023 ~		46,900	47,210
3.500% due 06/25/2021		15,118	15,394
BMW Finance NV 2.691% (US0003M + 0.790%) due 08/12/2022 ~(h)		30,000	30,231
BMW U.S. Capital LLC 2.411% (US0003M + 0.410%) due 04/12/2021 ~		11,110	11,131
Boral Finance Pty. Ltd. 3.000% due 11/01/2022		800	803
Broadcom Corp.
2.200% due 01/15/2021		8,378	8,385
2.375% due 01/15/2020		206,000	206,011
2.650% due 01/15/2023		800	805
3.000% due 01/15/2022		8,116	8,235
Broadcom, Inc.
3.125% due 04/15/2021		55,347	56,021
3.125% due 10/15/2022		6,200	6,315
Campbell Soup Co. 2.524% (US0003M + 0.630%) due 03/15/2021 ~		9,585	9,607
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021		2,100	2,096
2.241% due 02/16/2021		8,450	8,471
2.293% due 04/23/2021		16,928	16,955
2.370% (US0003M + 0.460%) due 02/15/2022 ~		26,200	26,181
2.381% due 09/17/2020		9,700	9,709
2.431% (US0003M + 0.540%) due 08/04/2020 ~		28,000	28,037
2.451% (US0003M + 0.560%) due 11/02/2021 ~		114,500	114,666
2.716% due 03/03/2022 ●		37,880	38,123
2.744% (US0003M + 0.850%) due 09/14/2021 ~		62,400	62,801
3.004% (US0003M + 1.070%) due 04/23/2021 ~		16,900	17,040
Centrica PLC 2.947% due 09/25/2020 ●		10,600	10,609
Charter Communications Operating LLC
3.559% (US0003M + 1.650%) due 02/01/2024 ~		79,100	81,419
3.579% due 07/23/2020		85,349	85,900

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2019 (Unaudited)

4.464% due 07/23/2022	25,700	27,011
Cigna Corp.
2.550% (US0003M + 0.650%) due 09/17/2021 ~	54,200	54,203
2.891% (US0003M + 0.890%) due 07/15/2023 ~	52,433	52,748
CNPC HK Overseas Capital Ltd. 4.500% due 04/28/2021	1,400	1,439
Conagra Brands, Inc.
2.512% (US0003M + 0.500%) due 10/09/2020 ~	46,875	46,951
2.703% (US0003M + 0.750%) due 10/22/2020 ~	12,000	12,001
3.800% due 10/22/2021	1,500	1,548
4.600% due 11/01/2025	2,700	2,982
Constellation Brands, Inc. 2.610% (US0003M + 0.700%) due 11/15/2021 ~	22,444	22,448
Continental Airlines Pass-Through Trust
4.750% due 07/12/2022	381	390
5.500% due 04/29/2022	2,412	2,457
Continental Resources, Inc. 5.000% due 09/15/2022	14,830	14,938
CRH America, Inc. 5.750% due 01/15/2021	400	414
CVS Health Corp. 2.605% (US0003M + 0.720%) due 03/09/2021 ~	16,194	16,297
D.R. Horton, Inc.
4.000% due 02/15/2020	5,907	5,920
4.375% due 09/15/2022	4,500	4,717
DAE Funding LLC 4.000% due 08/01/2020	4,100	4,137
Daimler Finance North America LLC
2.200% due 10/30/2021	1,700	1,703
2.331% (US0003M + 0.430%) due 02/12/2021 ~	7,500	7,506
2.349% (US0003M + 0.450%) due 02/22/2021 ~(h)	16,417	16,427
2.452% (US0003M + 0.550%) due 05/04/2021 ~(h)	43,855	43,923
2.452% (US0003M + 0.550%) due 05/04/2021 ~	900	901
2.561% (US0003M + 0.670%) due 11/05/2021 ~	29,340	29,473
2.742% (US0003M + 0.840%) due 05/04/2023 ~(h)	19,800	19,892
2.779% (US0003M + 0.880%) due 02/22/2022 ~(h)	56,150	56,589
2.810% (US0003M + 0.900%) due 02/15/2022 ~(h)	28,700	28,930
2.875% due 03/10/2021	3,195	3,223
Dell International LLC
4.000% due 07/15/2024	9,000	9,427
4.420% due 06/15/2021	53,248	54,799
5.450% due 06/15/2023	5,200	5,640
DISH DBS Corp. 5.125% due 05/01/2020	1,100	1,108
Dominion Energy Gas Holdings LLC 2.494% (US0003M + 0.600%) due 06/15/2021 ~	17,000	17,071
EMC Corp. 2.650% due 06/01/2020	25,228	25,264
Energy Transfer LP 7.500% due 10/15/2020	3,514	3,612
Energy Transfer Operating LP 7.500% due 10/15/2020	17,508	18,197
EQT Corp.
2.500% due 10/01/2020	12,828	12,827
2.679% (US0003M + 0.770%) due 10/01/2020 ~	60,198	60,040
Equifax, Inc.
2.300% due 06/01/2021	3,200	3,210
2.780% (US0003M + 0.870%) due 08/15/2021 ~	36,044	36,184
ERAC USA Finance LLC 2.600% due 12/01/2021	100	101
Federal Express Corp. Pass-Through Trust 6.720% due 07/15/2023	1,775	1,824
Fresenius Medical Care U.S. Finance, Inc.
4.125% due 10/15/2020	2,279	2,302
5.750% due 02/15/2021	3,335	3,460
GATX Corp. 2.611% (US0003M + 0.720%) due 11/05/2021 ~	21,700	21,799
General Electric Co.
2.371% (US0003M + 0.410%) due 03/28/2020 ~	15,962	15,906
2.801% (US0003M + 0.800%) due 04/15/2020 ~	8,483	8,494
4.375% due 09/16/2020	6,517	6,619
5.500% due 01/08/2020	2,133	2,134
General Mills, Inc. 6.610% due 10/15/2022	19,500	20,138
General Motors Co.
2.694% (US0003M + 0.800%) due 08/07/2020 ~	19,030	19,060
2.791% (US0003M + 0.900%) due 09/10/2021 ~	5,700	5,703
Goodrich Corp. 4.875% due 03/01/2020	18,462	18,544
Grupo Bimbo S.A.B. de C.V. 4.875% due 06/30/2020	11,768	11,914
Hewlett Packard Enterprise Co. 2.763% (US0003M + 0.720%) due 10/05/2021 ~	38,400	38,405
Hyundai Capital America
2.450% due 06/15/2021	3,815	3,819
2.550% due 04/03/2020	10,765	10,770

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2019 (Unaudited)

2.600% due 03/19/2020	30,502	30,523
2.699% due 09/18/2020 ●	37,900	37,984
2.707% (US0003M + 0.820%) due 03/12/2021 ~	22,012	22,066
2.708% (US0003M + 0.800%) due 04/03/2020 ~	8,817	8,827
2.750% due 09/18/2020	1,374	1,379
2.899% (US0003M + 1.000%) due 09/18/2020 ~	2,065	2,072
2.967% due 07/08/2021 ●	16,300	16,346
2.967% (US0003M + 0.940%) due 07/08/2021 ~	9,484	9,510
3.000% due 10/30/2020	1,820	1,831
Imperial Brands Finance PLC
2.950% due 07/21/2020	75,035	75,254
3.125% due 07/26/2024	17,150	17,334
3.750% due 07/21/2022	36,358	37,430
Interpublic Group of Cos., Inc.
3.500% due 10/01/2020	7,300	7,379
3.750% due 10/01/2021	6,800	6,989
Keurig Dr Pepper, Inc. 2.000% due 01/15/2020	4,470	4,470
Kinder Morgan Energy Partners LP
6.500% due 04/01/2020	4,500	4,548
6.850% due 02/15/2020	37,144	37,333
Kraft Heinz Foods Co.
2.471% (US0003M + 0.570%) due 02/10/2021 ~	32,134	32,187
2.721% (US0003M + 0.820%) due 08/10/2022 ~	500	502
L3Harris Technologies, Inc. 2.416% (US0003M + 0.480%) due 04/30/2020 ~	10,300	10,306
Las Vegas Sands Corp.
2.900% due 06/25/2025	22,700	22,985
3.200% due 08/08/2024	14,500	14,968
3.500% due 08/18/2026	5,600	5,763
Marriott International, Inc. 2.535% (US0003M + 0.650%) due 03/08/2021 ~	11,600	11,645
Martin Marietta Materials, Inc. 2.549% (US0003M + 0.650%) due 05/22/2020 ~	2,300	2,303
Masco Corp. 3.500% due 04/01/2021	1,850	1,877
McDonald’s Corp. 2.366% (US0003M + 0.430%) due 10/28/2021 ~	11,950	11,991
Minmetals Bounteous Finance BVI Ltd. 3.500% due 07/30/2020	4,800	4,829
MPLX LP 6.375% due 05/01/2024	2,315	2,423
Mylan NV
3.150% due 06/15/2021	31,825	32,244
3.750% due 12/15/2020	3,428	3,496
NortonLifeLock, Inc. 4.200% due 09/15/2020	5,200	5,262
NXP BV
3.875% due 09/01/2022	900	934
4.125% due 06/01/2021	27,490	28,189
4.625% due 06/15/2022	8,600	9,066
Occidental Petroleum Corp.
2.854% (US0003M + 0.950%) due 02/08/2021 ~	900	906
3.360% (US0003M + 1.450%) due 08/15/2022 ~	173,311	174,253
Pacific National Finance Pty. Ltd. 4.625% due 09/23/2020	19,417	19,711
Penske Truck Leasing Co. LP
3.200% due 07/15/2020	9,825	9,868
3.300% due 04/01/2021	2,700	2,741
3.650% due 07/29/2021	3,000	3,069
Pentair Finance SARL 3.625% due 09/15/2020	21,600	21,681
Phillips 66 2.517% (US0003M + 0.600%) due 02/26/2021 ~	26,905	26,907
Reckitt Benckiser Treasury Services PLC 2.495% (US0003M + 0.560%) due 06/24/2022 ~	22,100	22,157
Reliance Holding USA, Inc. 4.500% due 10/19/2020	3,875	3,935
Reynolds American, Inc.
3.250% due 06/12/2020	8,173	8,211
4.000% due 06/12/2022	10,500	10,928
6.875% due 05/01/2020	4,420	4,491
Rockies Express Pipeline LLC 5.625% due 04/15/2020	52,624	53,272
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	6,500	6,682
5.625% due 04/15/2023	3,200	3,483
6.250% due 03/15/2022	3,500	3,760
Spectra Energy Partners LP 2.592% (US0003M + 0.700%) due 06/05/2020 ~	12,985	13,009
Spirit AeroSystems, Inc. 2.694% (US0003M + 0.800%) due 06/15/2021 ~	21,164	21,117
Sprint Spectrum Co. LLC 3.360% due 03/20/2023	2,570	2,596
Syngenta Finance NV
3.698% due 04/24/2020	57,756	57,941

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2019 (Unaudited)

3.933% due 04/23/2021	8,400	8,544
Takeda Pharmaceutical Co. Ltd.
2.450% due 01/18/2022	10,200	10,258
4.000% due 11/26/2021	14,600	15,101
Teva Pharmaceutical Finance Netherlands BV 2.200% due 07/21/2021	2,053	1,992
Textron, Inc. 2.451% (US0003M + 0.550%) due 11/10/2020 ~	22,100	22,101
Time Warner Cable LLC 5.000% due 02/01/2020	13,895	13,921
Toyota Industries Corp. 1.911% due 08/03/2020 (f)	600	601
Tyson Foods, Inc.
2.345% (US0003M + 0.450%) due 08/21/2020 ~	8,831	8,841
2.457% (US0003M + 0.550%) due 06/02/2020 ~	20,610	20,639
VMware, Inc. 2.950% due 08/21/2022	5,400	5,505
Volkswagen Group of America Finance LLC
2.400% due 05/22/2020	2,200	2,203
2.700% due 09/26/2022	2,900	2,934
2.795% (US0003M + 0.860%) due 09/24/2021 ~	27,000	27,196
2.841% (US0003M + 0.940%) due 11/12/2021 ~	36,500	36,829
Volkswagen International Finance NV 4.000% due 08/12/2020	5,000	5,059
Vulcan Materials Co.
2.494% (US0003M + 0.600%) due 06/15/2020 ~	23,851	23,877
2.557% (US0003M + 0.650%) due 03/01/2021 ~	8,454	8,472
Westinghouse Air Brake Technologies Corp. 3.194% (US0003M + 1.050%) due 09/15/2021 ~	34,220	34,225
Woodside Finance Ltd. 4.600% due 05/10/2021	41,706	42,696
Woolworths Group Ltd.
4.000% due 09/22/2020	14,550	14,727
4.550% due 04/12/2021	751	771
ZF North America Capital, Inc.
4.000% due 04/29/2020	38,088	38,271
4.500% due 04/29/2022	950	979
Zimmer Biomet Holdings, Inc. 2.653% (US0003M + 0.750%) due 03/19/2021 ~	21,320	21,322
Zoetis, Inc. 2.339% (US0003M + 0.440%) due 08/20/2021 ~	21,700	21,725
		3,592,103
SPECIALTY FINANCE 1.5%
CIMIC Group Ltd.
0.000% due 01/07/2020 (f)	99,714	99,708
0.000% due 02/18/2020 (f)	61,941	61,640
0.000% due 03/09/2020 (f)	33,000	32,754
Lloyds Banking Group PLC
3.870% due 09/02/2020 (f)	22,467	22,529
3.870% due 09/02/2021 (f)	22,467	22,609
		239,240
UTILITIES 4.2%
AT&T, Inc.
2.657% (US0003M + 0.750%) due 06/01/2021 ~	23,300	23,444
2.799% (US0003M + 0.890%) due 02/15/2023 ~(h)	52,326	52,780
3.067% (US0003M + 1.180%) due 06/12/2024 ~(h)	110,727	112,721
China Shenhua Overseas Capital Co. Ltd. 3.125% due 01/20/2020	6,100	6,102
Chugoku Electric Power Co., Inc. 2.701% due 03/16/2020	15,510	15,519
Duquesne Light Holdings, Inc. 6.400% due 09/15/2020	5,240	5,392
Edison International 2.125% due 04/15/2020	17,561	17,572
Entergy Corp. 5.125% due 09/15/2020	1,901	1,927
Exelon Corp. 2.850% due 06/15/2020	300	301
Exelon Generation Co. LLC 4.000% due 10/01/2020	3,600	3,635
IPALCO Enterprises, Inc. 3.450% due 07/15/2020	14,304	14,369
Israel Electric Corp. Ltd. 9.375% due 01/28/2020	51,452	51,757
Majapahit Holding BV 7.750% due 01/20/2020	8,230	8,270
NextEra Energy Capital Holdings, Inc. 2.464% (US0003M + 0.550%) due 08/28/2021 ~	8,760	8,762
Pennsylvania Electric Co. 5.200% due 04/01/2020	6,030	6,073
Petronas Global Sukuk Ltd. 2.707% due 03/18/2020	13,830	13,839

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2019 (Unaudited)

Ras Laffan Liquefied Natural Gas Co. Ltd. 5.298% due 09/30/2020	6,804	6,903
Sempra Energy
2.344% (US0003M + 0.450%) due 03/15/2021 ~	31,367	31,384
2.501% (US0003M + 0.500%) due 01/15/2021 ~	22,744	22,748
Sinopec Group Overseas Development Ltd. 2.750% due 05/03/2021	2,100	2,111
Southern Power Co. 2.458% (US0003M + 0.550%) due 12/20/2020 ~	57,075	57,090
Sprint Communications, Inc.
6.000% due 11/15/2022	8,500	8,930
7.000% due 03/01/2020	300	302
7.000% due 08/15/2020	900	920
Sprint Corp.
7.250% due 09/15/2021	8,200	8,686
7.875% due 09/15/2023	1,400	1,548
Verizon Communications, Inc.
2.894% (US0003M + 1.000%) due 03/16/2022 ~	32,600	33,155
3.010% (US0003M + 1.100%) due 05/15/2025 ~(h)	62,331	63,809
Vodafone Group PLC 2.991% (US0003M + 0.990%) due 01/16/2024 ~(h)	44,969	45,556
WGL Holdings, Inc. 2.437% (US0003M + 0.550%) due 03/12/2020 ~	17,882	17,875
		643,480
Total Corporate Bonds & Notes (Cost $9,329,481)		9,389,906
MUNICIPAL BONDS & NOTES 0.9%
CALIFORNIA 0.8%
California State General Obligation Bonds, Series 2017 2.477% (US0001M + 0.780%) due 04/01/2047 ~	50,810	51,009
Orange Unified School District, California Revenue Bonds, Series 2008 2.559% due 05/01/2043 «~(f)	63,935	63,675
		114,684
COLORADO 0.0%
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2017 2.251% (0.67*US0001M + 1.050%) due 09/01/2039 ~	1,540	1,553
LOUISIANA 0.1%
Tulane University, Louisiana Revenue Bonds, (NPFGC Insured), Series 2007 2.210% due 02/15/2036 ~	18,680	17,782
NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Notes, Series 2017 3.520% due 07/01/2020	500	503
PENNSYLVANIA 0.0%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006 2.070% (US0003M + 0.130%) due 10/25/2036 ~	2,639	2,609
Total Municipal Bonds & Notes (Cost $137,019)		137,131
U.S. GOVERNMENT AGENCIES 13.5%
Fannie Mae
1.711% due 07/25/2037 ●	245	241
1.768% due 12/25/2036 ●	60	59
1.779% due 03/25/2036 ●	36	36
1.912% due 03/25/2034 ●	14	14
1.942% due 08/25/2034 ●	75	74
1.992% due 02/25/2037 ●	574	570
2.058% due 09/25/2042 ●	229	227
2.092% due 12/25/2028 ●	212	212
2.112% due 06/25/2036 ●	101	100
2.131% due 12/25/2044 ●	11,012	11,016
2.132% due 11/25/2036 ●	82	82
2.137% due 03/17/2032 ●	387	390
2.142% due 04/25/2036 - 03/25/2044 ●	283	282
2.145% due 05/18/2032 ●	68	68
2.162% due 03/25/2036 ●	50	50
2.181% due 07/25/2044 ●	5,458	5,450
2.187% due 09/17/2027 ●	2	2
2.192% due 06/25/2032 - 09/25/2032 ●	36	35
2.222% due 07/25/2036 ●	32	32
2.231% due 07/25/2046 ●	18,925	18,888
2.242% due 08/25/2021 - 09/25/2037 ●	110	110
2.245% due 07/18/2027 - 05/18/2032 ●	69	69
2.281% due 03/25/2046 ●	4,376	4,373
2.292% due 02/25/2022 - 04/25/2042 ●	183	184
2.332% due 07/25/2037 ●	176	177

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2019 (Unaudited)

2.377% due 05/01/2021 - 01/01/2027 ●	9	9
2.422% due 04/25/2031 ●	65	66
2.562% due 06/25/2037 ●	131	133
2.642% due 02/25/2023 - 07/25/2038 ●	6	6
2.692% due 04/25/2032 - 11/25/2049 ●	21	22
2.792% due 11/25/2049 ●	10	11
2.942% due 09/25/2023 ●	9	9
3.000% due 05/25/2028 - 06/25/2028 (a)	37,235	2,551
3.012% due 10/25/2038 ●	33	33
3.380% due 11/01/2035 ●	39	40
3.499% due 05/01/2036 ●	677	684
3.527% due 06/01/2043 - 10/01/2044 ●	1,928	1,943
3.654% due 10/01/2035 ●	14	14
3.675% due 09/01/2034 ●	150	155
3.743% due 12/01/2035 ●	8	8
3.760% due 09/01/2035 ●	2	3
3.870% due 08/01/2035 ●	15	15
3.905% due 11/01/2035 ●	23	23
3.916% due 09/01/2034 ●	10	10
3.987% due 09/01/2035 ●	6	6
4.029% due 11/01/2027 ●	1	1
4.073% due 01/01/2036 ●	20	21
4.081% due 01/01/2036 ●	18	19
4.085% due 10/01/2035 ●	6	6
4.125% due 05/01/2036 ●	14	15
4.192% due 09/01/2035 ●	6	7
4.212% due 09/01/2034 ●	28	29
4.232% due 02/01/2034 ●	24	25
4.242% due 07/01/2034 ●	2	2
4.339% due 09/01/2034 ●	7	7
4.343% due 07/01/2035 ●	17	18
4.372% due 06/01/2034 ●	2	2
4.402% due 05/01/2038 ●	1,432	1,502
4.404% due 12/01/2040 ●	26	27
4.418% due 06/01/2035 ●	10	10
4.420% due 11/01/2024 ●	4	4
4.428% due 05/01/2035 ●	26	27
4.445% due 07/01/2028 ●	3	3
4.465% due 06/01/2033 ●	10	10
4.491% due 05/01/2034 ●	17	18
4.505% due 12/01/2036 ●	6	6
4.509% due 07/01/2029 ●	44	45
4.517% due 05/01/2035 ●	73	76
4.537% due 11/01/2034 ●	62	66
4.589% due 12/01/2036 ●	6	6
4.598% due 08/01/2029 ●	238	245
4.616% due 01/01/2036 ●	71	75
4.765% due 06/01/2036 ●	8	8
4.863% due 03/01/2036 ●	20	21
4.921% due 06/01/2035 ●	39	41
4.942% due 04/01/2029 ●	2	2
4.965% due 02/01/2033 ●	2	2
5.037% due 03/01/2036 ●	22	23
5.063% due 01/01/2032 ●	153	154
5.270% due 01/01/2036 ●	20	22
5.777% due 10/25/2042 ~	168	187
8.175% due 06/25/2032 ~	5	5
FDIC Structured Sale Guaranteed Notes 2.209% due 11/29/2037 ●	55	55
Federal Housing Administration 6.896% due 07/01/2020	5	5
Freddie Mac
1.990% due 07/15/2034 ●	37	37
2.090% due 07/15/2036 ●	274	274
2.131% due 02/15/2038 ●	15,889	15,745
2.140% due 01/15/2022 - 06/15/2031 ●	45	45
2.190% due 12/15/2031 - 09/15/2041 ●	727	730
2.220% due 11/15/2036 ●	27	27
2.240% due 07/15/2039 - 02/15/2041 ●	1,521	1,525
2.290% due 06/15/2031 ●	112	112
2.340% due 06/15/2031 - 12/15/2037 ●	157	158
2.440% due 03/15/2032 ●	87	87
2.500% due 01/15/2038 ~(a)	14,431	984
2.515% due 03/15/2023 ●	1	1
2.740% due 11/15/2033 - 10/15/2049 ●	132	136
3.378% due 02/25/2045 ●	723	732
3.439% due 10/25/2044 ●	1,968	1,997
3.685% due 11/01/2035 ●	20	20
4.048% due 09/01/2035 ●	59	62
4.199% due 10/01/2033 ●	4	4
4.252% due 08/01/2035 ●	39	41
4.273% due 05/01/2034 ●	17	18
4.352% due 08/01/2035 ●	9	9
4.501% due 12/01/2035 ●	9	10
4.663% due 04/01/2025 ●	1	1
4.676% due 07/01/2033 ●	15	16

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2019 (Unaudited)

4.722% due 08/01/2034 ●		20	21
5.000% due 08/15/2035		1,256	1,384
6.500% due 07/25/2043		150	178
Ginnie Mae
2.324% due 04/20/2062 ●		5,380	5,381
2.374% due 10/20/2065 ●		3,781	3,787
2.454% due 11/20/2065 ●		7,251	7,275
2.474% due 02/20/2062 ●		24,747	24,827
2.544% due 10/20/2066 ●		2,905	2,921
2.574% due 01/20/2066 - 06/20/2066 ●		41,145	41,405
2.624% due 04/20/2066 - 11/20/2066 ●		11,850	11,953
2.675% due 11/20/2067 ●		1,975	1,996
2.724% due 12/20/2066 ●		3,243	3,280
2.740% due 08/16/2039 ●		235	241
2.774% due 03/20/2066 ●		20,750	21,037
3.250% (H15T1Y + 1.500%) due 07/20/2022 - 08/20/2025 ~		38	40
3.250% due 08/20/2027 - 12/20/2068 ●		24,805	24,460
3.310% due 07/20/2067 ●		4,762	4,835
3.629% due 04/20/2067 ●		4,782	4,844
3.875% (H15T1Y + 1.500%) due 05/20/2021 - 06/20/2026 ~		25	25
3.875% due 06/20/2027 - 05/20/2032 ●		544	562
4.000% (H15T1Y + 1.500%) due 01/20/2022 - 01/20/2026 ~		107	109
4.000% due 03/20/2029 - 03/20/2032 ●		342	351
4.125% (H15T1Y + 1.500%) due 12/20/2021 - 12/20/2024 ~●		1	1
4.125% due 11/20/2026 - 12/20/2033 ●		248	256
NCUA Guaranteed Notes
2.068% due 12/07/2020 ●		2,145	2,147
2.273% due 12/08/2020 ●		2,017	2,019
Small Business Administration
4.340% due 03/01/2024		31	32
5.370% due 04/01/2028		61	65
5.490% due 03/01/2028		38	41
Uniform Mortgage-Backed Security 4.000% due 05/01/2049		350	364
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2050		326,900	331,139
3.500% due 01/01/2050 - 02/01/2050		136,900	140,758
4.000% due 01/01/2050 - 02/01/2050		1,313,550	1,366,022
Total U.S. Government Agencies (Cost $2,074,614)			2,077,806
U.S. TREASURY OBLIGATIONS 3.1%
U.S. Treasury Inflation Protected Securities (e)
0.375% due 07/15/2025 (j)(l)		34,292	34,998
0.625% due 04/15/2023 (j)		20,514	20,834
0.750% due 07/15/2028 (j)(l)		407,850	429,200
Total U.S. Treasury Obligations (Cost $484,212)			485,032
NON-AGENCY MORTGAGE-BACKED SECURITIES 10.9%
280 Park Avenue Mortgage Trust 2.620% due 09/15/2034 ●		12,400	12,416
Adjustable Rate Mortgage Trust 4.222% due 02/25/2035 ~		858	873
Aggregator of Loans Backed by Assets PLC 1.970% due 04/24/2049	GBP	1,599	2,121
American Home Mortgage Assets Trust
1.982% due 05/25/2046 ^●		$1,298	1,182
1.982% due 09/25/2046 ^●		508	483
American Home Mortgage Investment Trust
3.407% due 09/25/2045 ●		113	114
3.480% due 10/25/2034 ●		15	15
AREIT Trust
2.720% due 11/14/2035 ●		18,142	18,169
2.760% due 09/14/2036 ●		27,400	27,403
Ashford Hospitality Trust 2.640% due 04/15/2035 ●		6,705	6,681
Atrium Hotel Portfolio Trust 2.690% due 06/15/2035 ●		17,200	17,188
BAMLL Commercial Mortgage Securities Trust
2.790% due 04/15/2036 ●		11,700	11,698
2.940% due 03/15/2034 ●		17,500	17,567
Banc of America Funding Trust
4.321% due 01/20/2047 ^~		65	63
4.446% due 02/20/2036 ~		660	661
Banc of America Mortgage Trust
4.333% due 02/25/2036 ^~		46	43
4.973% due 07/20/2032 ~		14	14
Bancorp Commercial Mortgage Trust
2.640% due 09/15/2035 ●		3,887	3,890
2.740% due 03/15/2036 ●		15,841	15,861
2.815% due 09/15/2036 ●		23,251	23,284
Bear Stearns Adjustable Rate Mortgage Trust
2.781% due 11/25/2030 ~		29	29
3.768% due 07/25/2033 ~		1,829	1,824
3.851% due 01/25/2035 ~		39	39

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2019 (Unaudited)

3.872% due 11/25/2034 ~		4,737	4,078
4.153% due 01/25/2034 ~		32	33
4.283% due 01/25/2034 ~		121	124
4.333% due 05/25/2047 ^~		657	642
4.387% due 08/25/2033 ~		681	680
4.662% due 11/25/2034 ~		350	344
Bear Stearns ALT-A Trust
1.952% due 02/25/2034 ●		455	440
2.492% due 09/25/2034 ●		408	409
3.618% due 01/25/2036 ^~		1,050	1,088
4.103% due 09/25/2035 ^~		1,631	1,353
4.413% due 05/25/2035 ~		123	125
4.480% due 11/25/2036 ~		1,734	1,610
Bear Stearns Structured Products, Inc. Trust
3.649% due 12/26/2046 ^~		2,342	2,022
4.001% due 01/26/2036 ^~		3,813	3,419
Brass PLC 2.806% due 11/16/2066 ●		18,000	18,008
CGGS Commercial Mortgage Trust 2.640% due 02/15/2037 ●		12,200	12,186
Chase Mortgage Finance Trust 4.172% due 03/25/2037 ^~		231	232
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.042% due 08/25/2035 ●		111	111
Citigroup Mortgage Loan Trust
1.848% due 08/25/2036 ●		4,493	4,475
1.862% due 01/25/2037 ●		223	208
3.228% due 09/25/2059 þ		10,937	10,967
3.258% due 04/25/2066 ~		5,529	5,548
4.130% due 07/25/2046 ^~		168	156
4.169% due 09/25/2037 ^~		1,401	1,374
4.521% due 08/25/2035 ~		437	444
4.810% due 05/25/2035 ●		150	153
4.970% due 10/25/2035 ^●		61	61
5.133% due 03/25/2034 ~		32	32
Citigroup Mortgage Loan Trust, Inc. 4.200% due 09/25/2035 ●		15	14
Civic Mortgage LLC 4.349% due 11/25/2022 þ		2,616	2,617
Commercial Mortgage Trust 2.366% due 03/10/2046 ●		10,717	10,703
Countrywide Alternative Loan Trust
1.945% due 02/20/2047 ^●		2,880	2,292
1.952% due 02/25/2047 ●		109	106
1.960% due 12/20/2046 ^●		1,918	1,684
1.972% due 05/25/2047 ●		1,959	1,879
1.975% due 07/20/2046 ^●		992	736
1.982% due 09/25/2046 ^●		685	651
2.002% due 07/25/2046 ●		186	178
3.239% due 12/25/2035 ●		368	337
3.239% due 02/25/2036 ●		234	222
4.242% due 02/25/2037 ^~		620	609
6.000% due 04/25/2037 ^		127	85
6.250% due 12/25/2033		119	122
Countrywide Home Loan Mortgage Pass-Through Trust
2.252% due 05/25/2035 ●		157	146
2.372% due 04/25/2035 ●		17	16
2.432% due 03/25/2035 ●		219	204
3.794% due 09/25/2047 ^~		113	109
4.750% due 07/19/2031 ~		3	3
Countrywide Home Loan Reperforming REMIC Trust
2.132% due 06/25/2035 ●		1,785	1,729
4.931% due 01/25/2034 ^~		9	9
Credit Suisse First Boston Mortgage Securities Corp.
2.668% due 03/25/2032 ~		32	31
4.078% due 11/25/2033 ~		820	828
4.357% due 11/25/2034 ~		235	245
Credit Suisse Mortgage Capital Certificates 3.830% due 08/26/2058		10,355	10,443
Credit Suisse Mortgage Capital Certificates Trust 3.322% due 10/25/2058 ~		9,953	9,986
Credit Suisse Mortgage Capital Trust
2.490% due 07/15/2032 ●		15,600	15,578
2.690% due 02/15/2031 ●		7,500	7,497
3.318% due 12/25/2059 ~		2,800	2,803
3.319% due 10/27/2059 ~		21,499	21,518
Dukinfield PLC 1.787% due 08/15/2045 ●	GBP	1,790	2,375
European Loan Conduit 1.000% due 02/17/2030 ●	EUR	10,700	12,019
Finsbury Square PLC 1.768% due 06/16/2069 ●	GBP	2,603	3,455
First Horizon Mortgage Pass-Through Trust 4.664% due 08/25/2035 ~		$206	174
FirstKey Master Funding 3.000% due 05/27/2036 ~		3,811	3,758

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2019 (Unaudited)

GMAC Mortgage Corp. Loan Trust 4.666% due 08/19/2034 ~		507	512
Gosforth Funding PLC 2.373% due 12/19/2059 ●		3,326	3,324
GPMT Ltd. 2.665% due 11/21/2035 ●		13,694	13,701
Great Hall Mortgages PLC
0.924% due 03/18/2039 ●	GBP	2,049	2,673
0.944% due 06/18/2038 ●		1,278	1,667
GreenPoint Mortgage Funding Trust
2.232% due 06/25/2045 ●		$183	175
2.252% due 06/25/2045 ●		102	95
2.332% due 11/25/2045 ●		272	241
GS Mortgage Securities Corp. Trust 2.440% due 07/15/2032 ●		8,000	7,997
GS Mortgage Securities Trust
2.905% due 11/10/2049		4,200	4,226
3.648% due 01/10/2047		28,464	29,221
GSMPS Mortgage Loan Trust 8.500% due 01/25/2036		110	121
GSR Mortgage Loan Trust
3.938% due 04/25/2036 ~		191	171
3.956% due 01/25/2036 ^~		235	240
4.269% due 09/25/2035 ~		777	800
HarborView Mortgage Loan Trust
1.894% due 03/19/2037 ●		591	571
1.944% due 07/19/2046 ^●		1,241	854
2.004% due 03/19/2036 ^●		1,888	1,817
2.204% due 05/19/2035 ●		764	741
4.175% due 04/19/2034 ~		12	12
4.446% due 08/19/2036 ^~		42	41
Hawksmoor Mortgages 1.761% due 05/25/2053 ●	GBP	133,017	176,634
Holmes Master Issuer PLC
2.361% due 10/15/2054 ●		$32,003	31,990
2.421% due 10/15/2054 ●		184,266	184,258
HPLY Trust 2.740% due 11/15/2036 ●		24,870	24,832
Impac CMB Trust
2.432% due 03/25/2035 ●		2,387	2,349
2.692% due 10/25/2033 ●		2	2
IMT Trust 2.440% due 06/15/2034 ●		9,900	9,868
IndyMac Adjustable Rate Mortgage Trust
3.642% due 01/25/2032 ~		1	1
3.699% due 01/25/2032 ~		1	1
IndyMac Mortgage Loan Trust
1.972% due 07/25/2047 ●		472	402
1.982% due 09/25/2046 ●		905	869
1.992% due 06/25/2046 ●		425	381
2.002% due 05/25/2046 ●		147	145
2.272% due 07/25/2035 ●		114	111
3.855% due 12/25/2034 ~		15	16
JPMBB Commercial Mortgage Securities Trust
3.046% due 04/15/2047		67	67
3.379% due 09/15/2050		4,300	4,461
JPMorgan Chase Commercial Mortgage Securities Trust
2.650% due 06/15/2035 ●		23,840	23,846
2.740% due 06/15/2032 ●		21,566	21,584
3.093% due 07/05/2032		11,251	11,481
3.190% due 12/15/2031 ●		15,100	15,101
JPMorgan Mortgage Trust 3.694% due 04/25/2035 ~		1,096	1,075
Lanark Master Issuer PLC 2.669% due 12/22/2069 ●		25,567	25,644
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ		4,363	4,366
Liberty Funding Pty. Ltd. 2.085% due 10/10/2049 ●	AUD	2,358	1,656
London Wall Mortgage Capital PLC 1.639% due 11/15/2049 ●	GBP	2,998	3,973
Luminent Mortgage Trust
1.962% due 12/25/2036 ●		$612	600
1.992% due 10/25/2046 ●		174	169
2.152% due 12/25/2036 ^●		132	125
MASTR Adjustable Rate Mortgages Trust
2.002% due 04/25/2046 ●		408	376
4.696% due 11/21/2034 ~		439	452
MASTR Alternative Loan Trust 6.000% due 08/25/2033		531	550
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 2.440% due 11/15/2031 ●		538	545
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.180% due 12/15/2030 ●		572	561
2.600% due 08/15/2032 ●		29	29
2.612% due 10/20/2029 ●		370	368

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2019 (Unaudited)

Merrill Lynch Mortgage Investors Trust
2.002% due 02/25/2036 ●		2,404	2,355
2.042% due 11/25/2035 ●		295	283
3.407% (US0006M + 1.500%) due 12/25/2032 ~		3	3
Merrill Lynch Mortgage-Backed Securities Trust 4.248% due 04/25/2037 ^~		275	277
MF1 2019-FL2 Ltd. 2.922% due 12/25/2034 ●		2,500	2,506
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~		28,758	28,948
Morgan Stanley Bank of America Merrill Lynch Trust
2.469% due 02/15/2046		819	823
3.040% due 04/15/2048		3,500	3,570
Morgan Stanley Capital Trust
2.740% due 05/15/2036 ●		11,400	11,394
5.945% due 06/11/2042 ~		8,100	8,531
Morgan Stanley Mortgage Loan Trust
2.012% due 02/25/2047 ●		857	396
3.985% due 06/25/2036 ~		51	53
MortgageIT Trust 2.532% due 12/25/2034 ●		401	400
Motel 6 Trust 2.660% due 08/15/2034 ●		30,775	30,818
Natixis Commercial Mortgage Securities Trust 2.490% due 02/15/2033 ●		5,900	5,873
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		97,546	97,630
4.500% due 05/25/2058 ~		15,837	16,715
Nomura Resecuritization Trust
3.284% due 12/26/2036 ●		2,638	2,633
4.100% due 04/26/2037 ~		1,615	1,628
OBX Trust 2.442% due 06/25/2057 ●		2,426	2,419
Pepper Residential Securities Trust 1.885% due 08/13/2057 ●	AUD	4,150	2,914
Permanent Master Issuer PLC
2.366% due 07/15/2058 ●		$2,500	2,500
2.366% due 07/15/2058 ●		6,500	6,501
2.536% due 07/15/2058 ●		13,050	13,059
PFP Ltd. 2.710% due 04/14/2036 ●		48,895	48,984
Precise Mortgage Funding PLC 1.459% due 03/12/2055 ●	GBP	3,461	4,562
RBS Acceptance, Inc. 4.935% due 06/25/2024 ~		$1	1
RBSSP Resecuritization Trust 2.272% due 08/26/2045 ●		2,872	2,863
Residential Accredit Loans, Inc. Trust
2.002% due 04/25/2046 ●		163	68
2.042% due 08/25/2037 ●		268	255
2.092% due 08/25/2035 ●		565	510
3.599% due 09/25/2045 ●		345	333
Residential Asset Securitization Trust
4.355% due 12/25/2034 ~		1,248	1,252
5.750% due 02/25/2036 ^		104	71
Residential Funding Mortgage Securities, Inc. Trust 6.500% due 03/25/2032		11	11
Residential Mortgage Securities PLC 1.998% due 09/20/2065 ●	GBP	3,141	4,193
Ripon Mortgages PLC 1.602% due 08/20/2056 ●		42,285	56,078
Sequoia Mortgage Trust
1.965% due 05/20/2035 ●		$2,317	2,311
2.475% due 05/20/2034 ●		791	783
2.525% due 10/20/2027 ●		135	132
3.278% due 01/20/2047 ^~		129	104
4.537% due 04/20/2035 ~		78	82
Silverstone Master Issuer PLC
1.460% due 01/21/2070 ●	GBP	28,272	37,690
2.536% due 01/21/2070 ●		$5,033	5,035
Stanlington PLC 1.779% due 06/12/2046 ●	GBP	1,926	2,555
Stonemont Portfolio Trust 2.615% due 08/20/2030 ●		$23,095	23,088
Structured Adjustable Rate Mortgage Loan Trust
3.639% due 01/25/2035 ^●		36	35
4.241% due 08/25/2035 ~		356	361
4.389% due 02/25/2034 ~		42	43
Structured Asset Mortgage Investments Trust
1.982% due 07/25/2046 ^●		1,421	1,200
2.012% due 05/25/2036 ●		3,957	3,822
2.012% due 05/25/2046 ●		863	476
2.014% due 07/19/2035 ●		2,093	2,086
2.052% due 03/25/2037 ●		486	325
2.072% due 02/25/2036 ^●		20	19
2.252% due 05/25/2045 ●		249	249

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2019 (Unaudited)

2.344% due 07/19/2034 ●		9	9
2.424% due 09/19/2032 ●		11	11
2.464% due 03/19/2034 ●		152	153
2.464% due 04/19/2035 ●		672	683
Structured Asset Securities Corp. 5.050% due 02/25/2034 þ		2	2
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.992% due 07/25/2032 ~		4	4
Tharaldson Hotel Portfolio Trust 2.460% due 11/11/2034 ●		10,207	10,205
Thornburg Mortgage Securities Trust 4.459% due 04/25/2045 ~		79	79
Towd Point Mortgage Funding
0.000% due 07/20/2045 ●	GBP	43,600	57,751
0.000% due 02/20/2054 ●		10,000	13,283
Towd Point Mortgage Funding PLC
1.602% (BP0003M + 0.800%) due 02/20/2045 ~		9,555	12,649
1.820% due 10/20/2051 ●		12,178	16,225
Trinity Square PLC 1.935% due 07/15/2051 ●		6,821	9,105
UBS-Barclays Commercial Mortgage Trust 2.526% due 04/10/2046 ●		$3,296	3,335
VMC Finance LLC 2.557% due 03/15/2035 ●		34	34
WaMu Mortgage Pass-Through Certificates Trust
2.052% due 11/25/2045 ●		74	73
2.062% due 12/25/2045 ●		102	102
2.082% due 10/25/2045 ●		704	695
2.102% due 01/25/2045 ●		87	86
2.152% due 10/25/2045 ●		1,171	1,161
2.350% due 02/27/2034 ●		32	32
2.377% due 01/25/2047 ●		151	151
2.572% due 01/25/2045 ●		1,791	1,783
2.627% due 07/25/2046 ●		176	171
2.627% due 08/25/2046 ●		3,979	3,891
2.627% due 09/25/2046 ●		285	293
2.627% due 11/25/2046 ●		115	116
2.627% due 12/25/2046 ●		650	658
2.939% due 02/25/2047 ^●		368	358
2.969% due 01/25/2047 ●		251	259
2.979% due 01/25/2047 ^●		492	481
2.999% due 04/25/2047 ●		895	901
3.137% due 12/25/2046 ●		1,115	1,123
3.147% due 12/25/2046 ^●		523	494
3.239% due 02/25/2046 ●		1,372	1,402
3.239% due 08/25/2046 ●		6,421	6,059
3.337% due 12/25/2036 ^~		187	179
3.375% due 01/25/2037 ^~		301	290
3.439% due 11/25/2042 ●		185	182
3.444% due 05/25/2037 ^~		342	291
3.501% due 04/25/2037 ^~		185	171
3.639% due 06/25/2042 ●		182	182
3.639% due 08/25/2042 ●		283	278
3.709% due 09/25/2036 ^~		286	277
3.868% due 02/25/2037 ^~		429	402
3.974% due 02/25/2037 ^~		470	466
4.035% due 02/25/2037 ^~		989	976
4.322% due 09/25/2033 ~		768	783
4.400% due 09/25/2033 ~		271	277
4.493% due 03/25/2033 ~		34	35
4.498% due 06/25/2034 ~		766	780
Warwick Finance Residential Mortgages PLC 1.800% due 09/21/2049 ●	GBP	5,985	7,944
Washington Mutual Mortgage Pass-Through Certificates Trust
3.209% due 05/25/2046 ^●		$333	292
Wells Fargo Commercial Mortgage Trust
2.471% due 12/15/2036 ●		5,027	5,015
2.591% due 12/13/2031 ●		10,000	9,979
2.787% due 07/15/2046 ●		2,500	2,516
3.287% due 01/15/2059 ●		3,500	3,585
Wells Fargo-RBS Commercial Mortgage Trust
2.297% due 08/15/2047 ●		19,377	19,417
2.527% due 12/15/2045 ●		20,884	20,997
2.937% due 06/15/2045 ●		22,535	22,727
3.187% due 06/15/2044 ●		11,395	11,481
3.369% due 11/15/2047		15,525	15,934
3.440% due 04/15/2045		2,200	2,237
Total Non-Agency Mortgage-Backed Securities (Cost $1,656,073)			1,678,505
ASSET-BACKED SECURITIES 13.4%
AASET U.S. Ltd. 3.844% due 01/16/2038		14,975	15,020
Accredited Mortgage Loan Trust 2.052% due 09/25/2036 ●		7,981	7,838

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2019 (Unaudited)

ACE Securities Corp. Home Equity Loan Trust
1.852% due 10/25/2036 ●		11	6
2.572% due 04/25/2034 ●		19,333	19,167
2.827% due 10/25/2034 ●		3,140	3,145
Allegro CLO Ltd. 3.156% due 01/30/2026 ●		2,647	2,648
Amortizing Residential Collateral Trust
2.492% due 10/25/2031 ●		202	200
2.492% due 08/25/2032 ●		253	250
AMRESCO Residential Securities Corp. Mortgage Loan Trust 2.732% due 06/25/2029 ●		88	86
Apidos CLO 2.946% due 01/19/2025 ●		202	202
Arbor Realty Commercial Real Estate Notes Ltd. 2.890% due 05/15/2037 ●		19,500	19,510
Arbour CLO DAC 0.870% due 01/15/2030 ●	EUR	6,500	7,296
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.842% due 12/25/2033 ●		$137	137
4.202% due 12/25/2033 ●		2,400	2,390
Arkansas Student Loan Authority 2.810% due 11/25/2043 ●		2,662	2,652
Asset-Backed Funding Certificates Trust
2.492% due 06/25/2034 ●		403	402
2.767% due 06/25/2033 ●		1,342	1,341
Asset-Backed Securities Corp. Home Equity Loan Trust 1.872% due 05/25/2037 ●		24	18
Basic Asset-Backed Securities Trust 2.102% due 04/25/2036 ●		724	725
Bayview Koitere Fund Trust 3.967% due 07/28/2033 þ		1,757	1,762
Bayview Opportunity Master Fund Trust
3.475% due 06/28/2034 þ		4,660	4,665
3.967% due 03/28/2034 þ		1,632	1,635
4.090% due 02/28/2034 þ		1,072	1,072
Bear Stearns Asset-Backed Securities Trust
2.282% due 09/25/2035 ●		6,541	6,528
2.452% due 10/25/2032 ●		145	146
2.467% due 11/25/2035 ^●		838	840
2.592% due 10/27/2032 ●		66	64
2.792% due 10/25/2037 ●		1,065	1,071
2.792% due 11/25/2042 ●		19	19
3.042% due 08/25/2037 ●		432	432
Bear Stearns Second Lien Trust 3.142% due 01/25/2036 ●		17,631	17,686
Benefit Street Partners CLO Ltd. 2.783% due 07/18/2027 ●		2,690	2,688
Black Diamond CLO Ltd. 3.052% due 02/06/2026 ●		1,192	1,193
BlueMountain CLO Ltd. 3.331% due 04/13/2027 ●		12,637	12,645
Bravo Mortgage Asset Trust 2.032% due 07/25/2036 ●		296	296
Brookside Mill CLO Ltd. 2.822% due 01/17/2028 ●		5,000	4,976
Carrington Mortgage Loan Trust 2.252% due 06/25/2035 ●		994	1,004
Cent CLO Ltd. 3.258% due 10/29/2025 ●		514	515
Chase Funding Trust 2.432% due 08/25/2032 ●		25	24
CIT Group Home Equity Loan Trust 2.332% due 06/25/2033 ●		14	14
Citigroup Mortgage Loan Trust 1.852% due 07/25/2045 ●		294	229
CLNC FL1 Ltd. 2.983% due 08/20/2035 ●		46,900	46,959
Colony American Finance Ltd. 2.544% due 06/15/2048		3,263	3,257
Commonbond Student Loan Trust 2.550% due 05/25/2041		4,849	4,817
Countrywide Asset-Backed Certificates
2.082% due 05/25/2047 ●		230	226
2.532% due 05/25/2032 ●		164	160
3.133% due 03/25/2035 ●		1,635	1,639
3.292% due 10/25/2034 ●		2,279	2,295
Countrywide Asset-Backed Certificates Trust
2.592% due 10/25/2047 ●		2,081	2,029
2.692% due 05/25/2036 ●		555	553
Countrywide Asset-Backed Certificates Trust, Inc. 2.332% due 12/25/2034 ●		6,027	6,027
Countrywide Asset-Backed Certificates, Inc. 2.617% due 03/25/2034 ●		1,582	1,580
Credit Suisse First Boston Mortgage Securities Corp. 2.412% due 01/25/2032 ●		2	2

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2019 (Unaudited)

Credit-Based Asset Servicing & Securitization LLC
1.912% due 07/25/2037 ●		301	200
2.392% due 08/25/2035 ●		4,490	4,463
Credit-Based Asset Servicing & Securitization Trust 1.852% due 11/25/2036 ●		45	28
Crown Point CLO Ltd. 3.136% due 10/20/2028 ●		2,950	2,947
CWHEQ Revolving Home Equity Loan Trust 1.880% due 01/15/2037 ●		13	13
Dell Equipment Finance Trust 2.970% due 10/22/2020		850	851
Delta Funding Home Equity Loan Trust 2.560% due 09/15/2029 ●		24	24
Dorchester Park CLO DAC 2.866% due 04/20/2028 ●		8,300	8,298
Drug Royalty LP 5.153% due 07/15/2023 ●		370	370
Dryden Euro CLO BV 0.880% due 01/15/2030 ●	EUR	10,400	11,672
ECMC Group Student Loan Trust
2.542% due 02/27/2068 ●		$21,961	21,595
2.792% due 07/25/2069 ●		13,164	13,103
2.842% due 05/25/2067 ●		1,363	1,359
Edsouth Indenture LLC 2.522% due 04/25/2039 ●		2,567	2,541
EFS Volunteer LLC 2.790% due 10/25/2035 ●		4,890	4,845
EMC Mortgage Loan Trust 2.532% due 05/25/2040 ●		34	34
Evans Grove CLO Ltd. 2.834% due 05/28/2028 ●		30,200	30,013
Evergreen Credit Card Trust 2.220% due 01/15/2023 ●		49,100	49,238
Figueroa CLO Ltd.
2.758% due 06/20/2027 ●		13,963	13,962
2.901% due 01/15/2027 ●		13,944	13,941
Finance America Mortgage Loan Trust 2.617% due 08/25/2034 ●		8,264	8,283
First Franklin Mortgage Loan Trust 1.952% due 11/25/2036 ●		3,279	3,217
First NLC Trust 1.862% due 08/25/2037 ●		436	274
Flagship CLO Ltd. 2.851% due 01/16/2026 ●		2,883	2,884
Ford Auto Securitization Trust
2.198% due 03/15/2021	CAD	1,647	1,269
2.321% due 10/15/2023		29,100	22,425
Ford Credit Floorplan Master Owner Trust
2.140% due 10/15/2023 ●		$5,500	5,504
2.340% due 09/15/2024 ●		49,200	49,418
Fremont Home Loan Trust 2.527% due 01/25/2035 ●		2,130	2,126
Gallatin CLO Ltd.
3.016% due 01/21/2028 ●		26,100	26,100
3.051% (US0003M + 1.050%) due 07/15/2027 ~		14,943	14,970
Greystone Commercial Real Estate Notes Ltd. 3.442% due 09/15/2037 ●		16,000	16,025
GSAA Home Equity Trust 2.062% due 07/25/2037 ●		1,629	1,595
GSAMP Trust
1.862% due 12/25/2036 ●		331	191
2.052% due 06/25/2036 ●		5,662	5,519
2.542% due 01/25/2034 ●		1,602	1,583
GSRPM Mortgage Loan Trust 2.292% due 03/25/2035 ●		2,500	2,470
Home Equity Asset Trust
2.182% due 07/25/2036 ●		7,763	7,709
2.712% due 02/25/2033 ●		1	1
2.737% due 06/25/2034 ●		4,658	4,660
HSI Asset Loan Obligation Trust 1.852% due 12/25/2036 ●		102	45
HSI Asset Securitization Corp. Trust
1.952% due 05/25/2037 ●		157	155
1.972% due 02/25/2036 ●		340	340
2.122% due 02/25/2036 ●		4,442	4,268
Jamestown CLO Ltd. 2.871% due 01/15/2028 ●		20,800	20,779
JPMorgan Mortgage Acquisition Trust
2.002% due 10/25/2036 ●		8,231	8,061
2.032% due 05/25/2037 ●		1,500	1,465
2.062% due 07/25/2036 ●		2,500	2,427
Legacy Mortgage Asset Trust
3.438% due 05/25/2059 þ		4,013	4,040
3.750% due 04/25/2059 þ		9,057	9,151
Lehman ABS Mortgage Loan Trust 1.882% due 06/25/2037 ●		335	243

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2019 (Unaudited)

Lehman XS Trust 1.942% due 04/25/2037 ^●	176	172
LMREC, Inc. 3.480% due 11/24/2031 ●	2,062	2,064
LoanCore Issuer Ltd. 2.870% due 05/15/2036 ●	41,400	41,406
Long Beach Mortgage Loan Trust
2.352% due 10/25/2034 ●	359	348
2.492% due 03/25/2032 ●	21	21
2.617% due 02/25/2034 ●	524	525
2.767% due 04/25/2035 ●	23,800	23,857
2.812% due 08/25/2033 ●	2,269	2,258
LP Credit Card ABS Master Trust 3.822% due 08/20/2024 ●	41,298	40,881
Madison Park Funding Ltd. 3.296% due 04/20/2026 ●	7,675	7,678
Marlette Funding Trust
2.690% due 09/17/2029	3,004	3,015
3.060% due 07/17/2028	980	980
3.130% due 07/16/2029	21,335	21,476
3.440% due 04/16/2029	2,288	2,305
3.710% due 12/15/2028	6,971	7,023
Massachusetts Educational Financing Authority 2.890% due 04/25/2038 ●	727	724
Master Credit Card Trust 2.275% due 07/21/2024 ●	20,800	20,810
MASTR Asset-Backed Securities Trust
1.842% due 11/25/2036 ●	58	27
1.842% due 01/25/2037 ●	290	115
2.492% due 09/25/2034 ●	10,002	9,971
2.572% due 02/25/2034 ●	1,289	1,275
Merrill Lynch Mortgage Investors Trust
1.872% due 09/25/2037 ●	5	3
1.912% due 02/25/2037 ●	302	128
2.182% due 12/25/2036 ●	5,310	5,313
MMAF Equipment Finance LLC 2.920% due 07/12/2021	2,174	2,179
Morgan Stanley ABS Capital, Inc. Trust
1.852% due 05/25/2037 ●	134	123
1.892% due 09/25/2036 ●	20	10
2.692% due 05/25/2034 ●	18,857	18,988
Morgan Stanley Home Equity Loan Trust 2.782% due 05/25/2035 ●	950	948
Morgan Stanley IXIS Real Estate Capital Trust 1.842% due 11/25/2036 ●	9	4
Mountain Hawk CLO Ltd. 2.786% due 07/20/2024 ●	93	94
Mountain View CLO Ltd. 2.801% due 10/15/2026 ●	11,395	11,390
Navient Private Education Loan Trust
2.090% due 12/15/2059 ●	1,892	1,892
2.650% due 12/15/2028	7,101	7,114
2.740% due 02/15/2029	4,199	4,218
Navient Private Education Refi Loan Trust 3.030% due 01/15/2043	12,717	12,776
Navient Student Loan Trust
2.142% due 03/25/2067 ●	12,909	12,882
2.592% due 07/26/2066 ●	16,579	16,312
2.842% due 12/27/2066 ●	21,705	21,601
3.430% due 12/15/2059	9,692	9,752
Nelnet Student Loan Trust
2.392% due 02/27/2051 ●	6,403	6,351
2.492% due 09/27/2038 ●	5,384	5,341
2.592% due 09/25/2065 ●	3,920	3,917
2.592% due 08/25/2067 ●	44,817	44,383
2.642% due 02/25/2066 ●	3,699	3,647
2.692% due 06/27/2067 ●	83,722	83,624
Neuberger Berman CLO Ltd. 2.801% due 07/15/2027 ●	4,000	3,995
New Century Home Equity Loan Trust
1.972% due 05/25/2036 ●	303	288
2.722% due 11/25/2034 ●	2,699	2,708
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 1.942% due 07/25/2036 ●	4,603	4,448
Northstar Education Finance, Inc. 2.492% due 12/26/2031 ●	4,400	4,357
NovaStar Mortgage Funding Trust 2.452% due 01/25/2036 ●	9,170	9,160
Ocean Trails CLO 3.151% due 07/15/2028 ●	3,300	3,301
OCP CLO Ltd. 2.801% due 07/15/2027 ●	2,344	2,342
Octagon Investment Partners Ltd. 3.101% due 04/15/2026 ●	4,980	4,981
OHA Credit Partners Ltd. 2.976% due 10/20/2025 ●	3,874	3,876

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2019 (Unaudited)

OneMain Financial Issuance Trust 2.370% due 09/14/2032	17,040	17,040
Option One Mortgage Loan Trust
2.332% due 08/25/2032 ●	74	73
2.452% due 05/25/2035 ●	976	980
Oscar U.S. Funding LLC 3.100% due 04/11/2022	11,656	11,712
OSCAR U.S. Funding Trust LLC 3.150% due 08/10/2021	3,086	3,095
Palmer Square CLO Ltd. 2.760% due 08/15/2026 ●	17,459	17,472
Palmer Square Loan Funding Ltd.
2.601% due 04/15/2026 ●	2,608	2,599
2.651% due 07/15/2026 ●	11,659	11,646
Panhandle-Plains Higher Education Authority, Inc. 3.229% due 10/01/2035 ●	526	525
Penarth Master Issuer PLC
2.125% due 03/18/2022 ●	8,500	8,504
2.195% due 09/18/2022 ●	24,600	24,609
2.285% due 07/18/2023 ●	34,950	34,951
2.285% due 07/18/2023 ●	4,100	4,100
PFS Financing Corp. 2.290% due 04/15/2024 ●	18,700	18,753
Prosper Marketplace Issuance Trust 3.350% due 10/15/2024	3,343	3,350
RAAC Trust 2.342% due 01/25/2046 ●	6,200	6,176
Renaissance Home Equity Loan Trust
2.152% due 11/25/2034 ●	149	143
2.672% due 08/25/2033 ●	347	348
Residential Asset Mortgage Products Trust
2.312% due 07/25/2035 ●	1,000	999
2.332% due 05/25/2036 ●	4,824	4,811
2.352% due 06/25/2032 ●	3	3
2.812% due 01/25/2034 ●	3,347	3,324
Residential Asset Securities Corp. Trust 2.437% due 03/25/2035 ●	2,569	2,575
Securitized Asset-Backed Receivables LLC Trust
2.462% due 08/25/2034 ●	3,243	3,168
2.467% due 01/25/2035 ●	1,122	1,111
Shackleton CLO Ltd. 3.096% due 10/20/2028 ●	16,600	16,586
SLC Student Loan Trust
1.970% due 05/15/2029 ●	6,731	6,588
2.004% due 03/15/2027 ●	18,819	18,679
2.014% due 06/15/2029 ●	5,085	5,041
SLM Student Loan Trust
2.050% due 01/25/2027 ●	3,530	3,524
2.080% due 10/25/2028 ●	2,429	2,405
2.080% due 10/27/2031 ●	45,444	44,708
2.090% due 10/25/2029 ●	9,269	9,122
2.242% due 06/25/2043 ●	12,269	12,058
2.364% due 12/15/2027 ●	15,713	15,700
2.442% due 12/27/2038 ●	2,300	2,264
2.444% due 12/15/2025 ●	15,900	15,835
2.490% due 01/25/2028 ●	3,016	3,019
2.492% due 01/25/2029 ●	4,987	4,862
2.540% due 10/25/2029 ●	15,800	15,728
2.690% due 04/25/2023 ●	1,334	1,310
2.840% due 07/25/2023 ●	2,796	2,762
3.440% due 04/25/2023 ●	17,254	17,319
3.640% due 07/25/2023 ●	5,540	5,580
SMB Private Education Loan Trust
2.060% due 12/16/2024 ●	2,193	2,192
2.340% due 09/15/2034	1,056	1,053
3.190% due 02/17/2032 ●	4,167	4,202
SoFi Consumer Loan Program LLC
2.500% due 05/26/2026	3,648	3,655
2.770% due 05/25/2026	5,693	5,714
SoFi Consumer Loan Program Trust
2.900% due 05/25/2028	15,245	15,343
2.930% due 04/26/2027	195	195
3.010% due 04/25/2028	10,957	11,041
3.200% due 08/25/2027	1,180	1,182
3.240% due 02/25/2028	11,985	12,071
SoFi Professional Loan Program LLC
2.050% due 01/25/2041	171	171
2.720% due 10/27/2036	1,361	1,365
3.020% due 02/25/2040	1,070	1,083
3.180% due 06/15/2048	21,045	21,232
SoFi Professional Loan Program Trust
3.080% due 01/25/2048	6,785	6,814
3.120% due 02/25/2048	5,465	5,495
Sound Point CLO Ltd.
2.856% due 01/20/2028 ●	26,000	25,962
3.084% due 01/23/2029 ●	47,700	47,675

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2019 (Unaudited)

Soundview Home Loan Trust
1.962% due 06/25/2036 ●		2,677	2,655
2.072% due 05/25/2036 ●		19,250	18,888
Specialty Underwriting & Residential Finance Trust 2.767% due 12/25/2035 ●		1,361	1,364
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036		45,720	45,903
Springleaf Funding Trust 2.680% due 07/15/2030		25,284	25,304
Staniford Street CLO Ltd. 3.074% due 06/15/2025 ●		75	75
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		2,982	2,983
Starwood Waypoint Homes Trust 2.690% due 01/17/2035 ●		10,231	10,221
Structured Asset Investment Loan Trust
2.482% due 06/25/2035 ●		54	54
2.767% due 10/25/2033 ●		18	18
Structured Asset Securities Corp. Mortgage Loan Trust 3.191% due 04/25/2035 ●		533	528
Terwin Mortgage Trust 2.002% due 07/25/2037 ●		1,814	1,799
THL Credit Wind River CLO Ltd. 2.881% due 01/15/2026 ●		14,356	14,363
Towd Point Mortgage Trust
2.792% due 05/25/2058 ●		7,936	7,982
2.792% due 10/25/2059 ●		16,758	16,821
TPG Real Estate Finance 2.890% due 10/15/2034 ●		44,300	44,333
Tralee CLO Ltd. 3.076% due 10/20/2028 ●		43,200	43,004
Trillium Credit Card Trust 2.272% due 01/26/2024 ●		31,400	31,501
Upstart Securitization Trust
2.684% due 01/21/2030		17,600	17,598
2.897% due 09/20/2029		5,621	5,638
3.450% due 04/20/2026		4,155	4,166
Utah State Board of Regents 2.542% due 01/25/2057 ●		14,680	14,576
Venture CDO Ltd. 2.881% due 04/15/2027 ●		47,450	47,260
Venture CLO Ltd.
2.851% due 01/15/2028 ●		10,150	10,133
3.103% due 10/22/2031 ●		5,700	5,704
Vericrest Opportunity Loan Transferee LLC 3.125% due 09/25/2047 þ		14,355	14,405
Washington Mutual Asset-Backed Certificates Trust 1.852% due 10/25/2036 ●		57	30
WhiteHorse Ltd. 2.932% due 04/17/2027 ●		9,767	9,762
Total Asset-Backed Securities (Cost $2,067,418)			2,066,822
SOVEREIGN ISSUES 2.8%
Development Bank of Japan, Inc. 2.504% (US0003M + 0.570%) due 04/23/2021 ~		4,000	4,016
Export-Import Bank of India
2.750% due 04/01/2020		19,230	19,259
2.750% due 08/12/2020		19,779	19,829
2.895% (US0003M + 1.000%) due 08/21/2022 ~		35,253	35,256
2.981% (US0003M + 1.020%) due 03/28/2022 ~(f)		11,400	11,456
Mexico Government International Bond 7.250% due 12/09/2021	MXN	6,448,880	344,203
Total Sovereign Issues (Cost $426,696)			434,019
SHORT-TERM INSTRUMENTS 1.7%
CERTIFICATES OF DEPOSIT 0.8%
Emirates NBD PJSC
2.850% due 05/04/2020		$42,300	42,398
3.000% due 03/06/2020		17,000	17,025
Lloyds Bank Corporate Markets PLC
2.435% (US0003M + 0.500%) due 09/24/2020 ~		33,500	33,576
2.512% (US0003M + 0.500%) due 10/26/2020 ~		30,900	30,966
			123,965
COMMERCIAL PAPER 0.4%
Ford Motor Credit Co. LLC 3.350% due 01/21/2020		63,000	62,905

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2019 (Unaudited)

REPURCHASE AGREEMENTS (g) 0.0%			5,787
CZECH REPUBLIC TREASURY BILLS 0.0%
(0.101)% due 01/10/2020 (c)(d)	CZK	132,000	5,822
JAPAN TREASURY BILLS 0.1%
(0.137)% due 03/09/2020 (c)(d)	JPY	1,009,000	9,289
MEXICO TREASURY BILLS 0.1%
7.292% due 01/02/2020 - 02/06/2020 (b)(c)	MXN	378,884	19,981
U.S. TREASURY BILLS 0.3%
1.577% due 01/07/2020 - 02/27/2020 (b)(c)(j)(l)		$38,165	38,104
Total Short-Term Instruments (Cost $265,087)			265,853
Total Investments in Securities (Cost $16,714,203)			16,809,448

		SHARES
INVESTMENTS IN AFFILIATES 11.1%
SHORT-TERM INSTRUMENTS 11.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.1%
PIMCO Short Asset Portfolio		142,113,396	1,414,881
PIMCO Short-Term Floating NAV Portfolio III		29,996,499	296,755
Total Short-Term Instruments (Cost $1,714,039)			1,711,636
Total Investments in Affiliates (Cost $1,714,039)			1,711,636
Total Investments 120.1% (Cost $18,428,242)			$18,521,084
Financial Derivative Instruments (i)(k) (0.2)%(Cost or Premiums, net $(59,453))			(42,628)
Other Assets and Liabilities, net (19.9)%			(3,061,728)
Net Assets 100.0%			$15,416,728

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CIMIC Group Ltd.	0.000%	01/07/2020	07/29/2019	$99,666	$99,708	0.65%
CIMIC Group Ltd.	0.000	02/18/2020	09/04/2019	61,658	61,640	0.40
CIMIC Group Ltd.	0.000	03/09/2020	12/18/2019	32,743	32,754	0.21
Export-Import Bank of India	2.981	03/28/2022	12/19/2019	11,307	11,456	0.07
Lloyds Banking Group PLC	3.870	09/02/2020	05/22/2018	22,467	22,529	0.15
Lloyds Banking Group PLC	3.870	09/02/2021	05/22/2018	22,467	22,609	0.15
Orange Unified School District, California Revenue Bonds, Series 2008	2.559	05/01/2043	11/27/2019	63,696	63,675	0.41
QNB Finance Ltd.	3.207	12/06/2021	06/20/2019	10,082	10,093	0.07
Toyota Industries Corp.	1.911	08/03/2020	08/22/2018	595	601	0.00
				$324,681	$325,065	2.11%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$5,787	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(5,906)	$5,787	$5,787
Total Repurchase Agreements						$(5,906)	$5,787	$5,787

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BPS	2.080%	01/02/2020	02/03/2020	$(32,670)	$(32,670)
	2.140	12/18/2019	01/02/2020	(32,629)	(32,658)
CDC	2.050	12/04/2019	01/06/2020	(346,283)	(346,855)
CIW	1.920	11/01/2019	TBD(3)	(193,682)	(194,322)
	1.920	11/05/2019	TBD(3)	(177,981)	(178,532)
	1.920	11/12/2019	TBD(3)	(48,585)	(48,717)
	1.920	11/18/2019	TBD(3)	(71,790)	(71,960)
	1.920	12/24/2019	TBD(3)	(43,281)	(43,300)
FOB	2.150	12/09/2019	TBD(3)	(296,438)	(296,845)
TDM	2.140	12/23/2019	01/06/2020	(58,243)	(58,278)
UBS	2.000	12/02/2019	01/03/2020	(85,978)	(86,126)
Total Reverse Repurchase Agreements					$(1,390,263)

(h)	Securities with an aggregate market value of $1,422,796 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2019 (Unaudited)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(862,584) at a weighted average interest rate of 2.157%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note March 2020 Futures	$128.000	02/21/2020	7,235	$7,235	$62	$7
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	117.500	02/21/2020	635	635	6	1
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	118.000	02/21/2020	2,488	2,488	21	2
Total Purchased Options					$89	$10

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month SOFR June Futures	09/2020	1,000	$246,238	$(288)	$0	$(12)
3-Month SOFR March Futures	06/2020	100	24,614	(10)	1	0
Australia Government 10-Year Bond March Futures	03/2020	5,977	599,618	(7,249)	0	(3,145)
Canada Government 10-Year Bond March Futures	03/2020	3,971	420,417	(8,459)	0	(3,456)
U.S. Treasury 2-Year Note March Futures	03/2020	22,520	4,853,060	(2,631)	1,056	0
U.S. Treasury 10-Year Note March Futures	03/2020	783	100,554	195	0	(86)
U.S. Treasury 10-Year Ultra March Futures	03/2020	890	125,226	(1,489)	0	(153)
				$(19,931)	$1,057	$(6,852)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	39,969	$(9,830,376)	$1,498	$500	$0
U.S. Treasury 5-Year Note March Futures	03/2020	7,825	(928,118)	3,033	183	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2020	722	(131,156)	2,178	835	0
				$6,709	$1,518	$0
Total Futures Contracts				$(13,222)	$2,575	$(6,852)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.HY-33 5-Year Index	(5.000)%	Quarterly	12/20/2024	$570,240	$(38,793)	$(17,186)	$(55,979)	$198	$0
CDX.IG-31 5-Year Index	(1.000)	Quarterly	12/20/2023	622,100	(11,349)	(4,593)	(15,942)	32	0
CDX.IG-32 5-Year Index	(1.000)	Quarterly	06/20/2024	166,200	(3,114)	(1,278)	(4,392)	14	0
					$(53,256)	$(23,057)	$(76,313)	$244	$0

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.300%	Annual	03/01/2022		$217,000	$0	$(4,270)	$(4,270)	$117	$0
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029	CAD	100,300	5,828	(3,478)	2,350	0	(634)
Receive	3-Month USD-LIBOR	2.767	Semi-Annual	02/13/2020		$899,000	(393)	(7,627)	(8,020)	26	0
Pay	3-Month USD-LIBOR	1.650	Semi-Annual	12/24/2024		495,200	(743)	(1,346)	(2,089)	0	(556)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029		887,400	(9,208)	1,734	(7,474)	2,812	0
Receive	28-Day MXN-TIIE	6.475	Lunar	12/09/2021	MXN	1,551,000	0	374	374	0	(3)

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2019 (Unaudited)

Receive	28-Day MXN-TIIE	6.525	Lunar	12/09/2021	530,800	0	101	101	0	(1)
Receive	28-Day MXN-TIIE	6.533	Lunar	12/09/2021	921,700	0	169	169	0	(2)
Receive	28-Day MXN-TIIE	6.730	Lunar	12/09/2021	275,100	0	(4)	(4)	0	(1)
Receive	28-Day MXN-TIIE	6.791	Lunar	12/09/2021	1,737,000	0	(132)	(132)	0	(4)
Receive	28-Day MXN-TIIE	6.810	Lunar	12/09/2021	1,401,500	0	(134)	(134)	0	(3)
						$(4,516)	$(14,613)	$(19,129)	$2,955	$(1,204)
Total Swap Agreements						$(57,772)	$(37,670)	$(95,442)	$3,199	$(1,204)

(j)	Securities with an aggregate market value of $73,346 and cash of $19,674 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2020	AUD	488,615		$331,756	$0	$(11,193)
	01/2020	CZK	66,000		2,885	0	(26)
	01/2020	MXN	1,726,116		89,482	0	(1,487)
BPS	01/2020	JPY	1,009,000		9,316	25	0
	02/2020	MXN	1,780,917		90,167	0	(3,256)
BRC	01/2020	GBP	2,989		3,865	0	(95)
	01/2020		$170,459	EUR	153,568	1,874	0
BSH	01/2020	MXN	85,900		$4,415	0	(110)
CBK	01/2020	AUD	9,875		6,749	0	(182)
	01/2020	CAD	5,703		4,328	0	(64)
	01/2020	MXN	1,536,608		79,399	0	(1,572)
	01/2020		$4,855	AUD	7,108	133	0
	01/2020		367,741	JPY	39,925,614	0	(222)
	02/2020		12,123	MXN	235,070	236	0
GLM	01/2020	MXN	180,278		$9,334	0	(191)
	02/2020		61,400		3,153	0	(78)
	02/2020		$1,353	MXN	25,837	6	0
HUS	01/2020	AUD	21,656		$14,929	0	(271)
	01/2020	CAD	6,460		4,909	0	(66)
	01/2020	CZK	66,000		2,884	0	(27)
	01/2020	GBP	154,175		199,029	0	(5,234)
	01/2020		$1,727	AUD	2,542	58	0
	01/2020		1,016	GBP	779	16	0
IND	01/2020		4,818	AUD	7,030	116	0
JPM	01/2020	CZK	2,634		$115	0	(2)
	01/2020		$2,814	CAD	3,695	31	0
	01/2020		114	CZK	2,630	2	0
MYI	01/2020	JPY	300		$3	0	0
RBC	02/2020	MXN	1,465,059		74,101	0	(2,753)
SCX	01/2020	GBP	154,175		198,586	0	(5,676)
	02/2020	MXN	44,883		2,316	0	(44)
TOR	01/2020	EUR	460,643		508,741	0	(8,188)
	02/2020	MXN	275,100		13,960	0	(471)
UAG	01/2020	CAD	38,832		29,175	0	(731)
Total Forward Foreign Currency Contracts						$2,497	$(41,939)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475%	01/15/2020	723,000	$(441)	$(925)
	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475	02/19/2020	96,600	(44)	(157)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.725	02/19/2020	96,600	(68)	(16)
BPS	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	150,700	(198)	(2)
	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475	02/19/2020	84,900	(42)	(138)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.800	02/19/2020	84,900	(47)	(11)
CBK	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	66,400	(87)	(1)
	Put - OTC CDX.IG-33 5-Year Index	Sell	1.000	01/15/2020	181,300	(153)	(1)
	Put - OTC CDX.IG-33 5-Year Index	Sell	1.200	01/15/2020	273,800	(137)	0
DUB	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475	01/15/2020	735,400	(322)	(941)
FBF	Call - OTC CDX.IG-33 5-Year Index	Buy	0.450	01/15/2020	695,500	(130)	(353)

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2019 (Unaudited)

Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	91,200	(101)	(1)
Total Written Options					$(1,770)	$(2,546)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON SECURITIES

										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.220%	Maturity	01/02/2020	$133,900	$0	$944	$944	$0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.200%	Maturity	01/22/2020	353,083	0	688	688	0
Total Swap Agreements								$0	$1,632	$1,632	$0

(l)	Securities with an aggregate market value of $38,047 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$15,682	$258,692	$274,374
Corporate Bonds & Notes
Banking & Finance	0	4,915,083	0	4,915,083
Industrials	0	3,592,103	0	3,592,103
Specialty Finance	0	239,240	0	239,240
Utilities	0	643,480	0	643,480
Municipal Bonds & Notes
California	0	51,009	63,675	114,684
Colorado	0	1,553	0	1,553
Louisiana	0	17,782	0	17,782
New Jersey	0	503	0	503
Pennsylvania	0	2,609	0	2,609
U.S. Government Agencies	0	2,077,806	0	2,077,806
U.S. Treasury Obligations	0	485,032	0	485,032
Non-Agency Mortgage-Backed Securities	0	1,678,505	0	1,678,505
Asset-Backed Securities	0	2,066,822	0	2,066,822
Sovereign Issues	0	434,019	0	434,019
Short-Term Instruments
Certificates of Deposit	0	123,965	0	123,965
Commercial Paper	0	62,905	0	62,905
Repurchase Agreements	0	5,787	0	5,787
Czech Republic Treasury Bills	0	5,822	0	5,822
Japan Treasury Bills	0	9,289	0	9,289
Mexico Treasury Bills	0	19,981	0	19,981
U.S. Treasury Bills	0	38,104	0	38,104
	$0	$16,487,081	$322,367	$16,809,448
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,711,636	$0	$0	$1,711,636
Total Investments	$1,711,636	$16,487,081	$322,367	$18,521,084
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,575	3,209	0	5,784
Over the counter	0	4,129	0	4,129
	$2,575	$7,338	$0	$9,913
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6,852)	(1,204)	0	(8,056)
Over the counter	0	(44,485)	0	(44,485)
	$(6,852)	$(45,689)	$0	$(52,541)
Total Financial Derivative Instruments	$(4,277)	$(38,351)	$0	$(42,628)
Totals	$1,707,359	$16,448,730	$322,367	$18,478,456

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2019 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2019:

Category and Subcategory	Beginning Balance at 03/31/2019	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2019 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$186,901	$71,200	$0	$247	$0	$344	$0	$0	$258,692	$482
Corporate Bonds & Notes
Industrials	97	0	(98)	0	(2)	3	0	0	0	0
Municipal Bonds & Notes
California	0	63,695	0	1	0	(21)	0	0	63,675	(21)
Non-Agency Mortgage-Backed Securities	14,093	0	(12,031)	0	0	2	0	(2,064)	0	0
Asset-Backed Securities	15,056	0	(3,344)	0	0	0	0	(11,712)	0	0
Totals	$216,147	$134,895	$(15,473)	$248	$(2)	$328	$0	$(13,776)	$322,367	$461

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

				(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)	Weighted Average%
Investments in Securities, at Value
Loan Participations and Assignments	$214,404	Proxy Pricing	Based Price	99.960 - 100.030	99.989
	44,288	Third Party Vendor	Broker Quote	100.200	—
Municipal Bonds & Notes
California	63,675	Proxy Pricing	Based Price	99.607	—

Total	$322,367

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Short-Term Portfolio	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 93.7% ¤
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.0%
Lehman Brothers Holdings, Inc.
1.000% due 09/27/2027 ^(a)	$2,000	$27
INDUSTRIALS 0.1%
UAL Pass-Through Trust 6.636% due 01/02/2024	631	672
Total Corporate Bonds & Notes (Cost $1,679)		699
U.S. GOVERNMENT AGENCIES 34.0%
Fannie Mae
1.740% due 03/25/2022 ●	1	1
1.768% due 12/25/2036 ●	83	82
1.840% due 10/25/2021 ●	1	1
1.912% due 03/25/2034 ●	48	48
1.992% due 05/25/2035 ●	12	12
2.058% due 09/25/2042 ●	175	173
2.092% due 01/25/2034 ●	17	17
2.142% due 05/25/2042 ●	19	19
2.145% due 05/18/2032 ●	40	40
2.192% due 06/25/2029 - 12/25/2033 ●	43	43
2.195% due 10/18/2030 ●	29	29
2.213% due 09/17/2027 ●	27	27
2.232% due 05/25/2036 ●	9	9
2.242% due 10/25/2030 ●	25	25
2.245% due 11/18/2030 ●	28	28
2.292% due 08/25/2031 - 01/25/2033 ●	53	52
2.300% due 04/25/2023 ●	3	3
2.308% due 12/25/2023 ●	79	78
2.342% due 12/25/2021 - 12/25/2030 ●	20	20
2.375% due 10/01/2024 ●	2	2
2.377% due 07/01/2027 - 11/01/2040 ●	24	24
2.405% due 07/01/2022 - 08/01/2032 ●	4	3
2.408% due 09/25/2022 ●	2	2
2.442% due 10/25/2022 - 11/25/2031 ●	44	45
2.492% due 04/25/2032 ●	29	29
2.542% due 05/25/2022 ●	15	16
2.592% due 09/25/2020 ●	1	1
2.622% due 01/25/2022 ●	3	3
2.792% due 12/25/2023 - 04/25/2032 ●	110	112
2.911% due 03/25/2027 ~	33	34
2.942% due 04/25/2023 - 10/25/2023 ●	32	32
2.942% due 03/25/2027 ~	18	18
2.992% due 05/25/2022 - 01/25/2024 ●	44	44
3.212% due 10/01/2034 ●	57	58
3.313% due 05/01/2034 ●	19	20
3.321% due 05/01/2036 ●	45	46
3.375% due 11/01/2036 ●	150	152
3.465% due 05/01/2034 ●	94	96
3.490% due 05/01/2035 ●	36	38
3.499% due 05/01/2036 ●	83	83
3.500% due 08/01/2058	489	515
3.512% due 05/01/2032 ●	33	34
3.515% due 10/01/2034 ●	12	12
3.517% due 12/01/2034 ●	9	10
3.527% due 07/01/2042 - 07/01/2044 ●	382	385
3.559% due 06/01/2035 ●	72	75
3.577% due 09/01/2041 ●	22	22
3.598% due 08/01/2028 ●	112	116
3.615% due 08/01/2024 ●	2	2
3.632% due 11/01/2034 ●	10	11
3.634% due 12/01/2036 ●	82	86
3.650% due 11/01/2032 ●	9	9
3.663% due 04/01/2033 - 09/01/2033 ●	95	98
3.665% due 10/01/2032 ●	15	15
3.700% due 11/01/2034 ●	47	49
3.715% due 10/01/2032 - 11/01/2034 ●	62	63
3.718% due 09/01/2033 ●	124	129
3.727% due 09/01/2040 ●	3	3
3.737% due 11/01/2033 ●	40	41

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2019 (Unaudited)

3.759% due 01/01/2035 ●	49	50
3.765% due 09/01/2033 ●	20	21
3.768% due 03/01/2034 ●	245	254
3.802% due 09/01/2033 ●	10	10
3.825% due 11/01/2047 ●	120	121
3.854% due 02/01/2037 ●	26	27
3.855% due 12/01/2025	113	123
3.865% due 06/01/2027 - 09/01/2033 ●	41	42
3.883% due 11/01/2033 ●	98	102
3.885% due 11/01/2043 ●	106	109
3.887% due 11/01/2033 ●	122	127
3.907% due 12/01/2036 ●	7	7
3.909% due 06/01/2033 ●	137	141
3.929% due 07/01/2033 ●	201	201
3.945% due 11/01/2033 ●	114	116
3.950% due 01/01/2033 ●	3	3
3.956% due 01/01/2035 ●	26	27
3.957% due 11/01/2033 ●	20	21
3.958% due 02/01/2035 ●	38	40
3.960% due 07/01/2033 ●	82	87
3.987% due 08/01/2033 ●	1	1
3.990% due 06/01/2021 ●	1	1
3.995% due 04/01/2036 ●	177	180
3.998% due 04/01/2028 - 12/01/2035 ●	43	44
4.003% due 01/01/2035 ●	15	16
4.005% due 10/01/2033 - 07/01/2035 ●	173	183
4.006% due 04/01/2037 ●	3	3
4.010% due 09/01/2034 ●	26	27
4.011% due 01/01/2035 ●	3	3
4.025% due 11/01/2032 ●	29	30
4.040% due 12/01/2032 ●	17	18
4.043% due 11/01/2026 ●	92	94
4.055% due 08/01/2035 ●	112	118
4.056% due 01/01/2033 ●	3	3
4.060% due 03/01/2030	443	492
4.067% due 07/01/2034 ●	101	104
4.068% due 11/01/2031 ●	19	20
4.076% due 10/01/2033 ●	155	163
4.078% due 12/01/2032 ●	91	93
4.087% due 11/01/2035 ●	24	24
4.098% due 12/01/2033 - 07/01/2035 ●	31	32
4.102% due 07/01/2034 - 07/01/2035 ●	101	105
4.115% due 10/01/2043 ●	2	2
4.125% due 05/01/2036 ●	29	31
4.129% due 10/01/2035 ●	15	16
4.143% due 07/01/2034 ●	27	29
4.168% due 12/01/2034 ●	34	36
4.210% due 09/01/2035 ●	35	36
4.219% due 11/01/2035 ●	12	13
4.225% due 03/01/2035 - 12/01/2035 ●	323	338
4.232% due 02/01/2034 ●	37	39
4.250% due 06/01/2034 ●	6	7
4.259% due 11/01/2035 ●	26	27
4.268% due 01/01/2036 ●	2	2
4.270% due 07/01/2033 ●	36	37
4.291% due 07/01/2037 ●	41	43
4.325% due 07/01/2035 ●	8	8
4.331% due 02/01/2034 - 09/01/2036 ●	119	125
4.339% due 01/01/2033 ●	5	5
4.345% due 08/25/2042 ~	22	22
4.352% due 07/01/2035 ●	1	1
4.364% due 02/01/2035 ●	29	30
4.368% due 09/01/2029 - 04/01/2036 ●	43	44
4.375% due 02/01/2036 ●	37	39
4.376% due 04/01/2034 ●	19	19
4.381% due 12/01/2030 ●	2	3
4.384% due 06/01/2035 ●	11	12
4.394% due 04/01/2040 ●	177	186
4.399% due 09/01/2033 ●	16	16
4.400% due 11/01/2022 - 05/01/2030 ●	19	19
4.402% due 05/01/2033 ●	8	8
4.407% due 06/01/2030 ●	2	2
4.415% due 11/01/2034 ●	3	4
4.416% due 04/01/2035 ●	5	5
4.427% due 08/01/2035 ●	24	25
4.444% due 02/01/2035 ●	8	8
4.445% due 04/01/2034 ●	21	22
4.449% due 06/01/2034 ●	190	192
4.463% due 07/01/2033 ●	3	4
4.504% due 02/01/2032 ●	8	8
4.509% due 07/01/2029 ●	10	10
4.514% due 05/01/2036 ●	55	57
4.516% due 03/01/2030 ●	153	157
4.537% due 11/01/2034 ●	9	9
4.563% due 06/01/2037 ●	20	21
4.565% due 05/01/2035 - 08/01/2037 ●	433	449

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2019 (Unaudited)

4.568% due 01/01/2037 ●	2	2
4.580% due 08/01/2033 ●	10	11
4.585% due 04/01/2033 ●	9	9
4.587% due 02/01/2035 ●	27	28
4.598% due 07/01/2035 ●	20	21
4.616% due 01/01/2036 ●	177	187
4.618% due 07/01/2037 ●	54	58
4.620% due 02/01/2035 ●	86	86
4.625% due 06/01/2034 ●	2	2
4.649% due 03/01/2033 - 03/01/2035 ●	98	103
4.658% due 10/01/2033 ●	20	20
4.659% due 04/01/2035 ●	95	97
4.673% due 12/01/2035 ●	2	2
4.696% due 04/01/2035 ●	20	21
4.699% due 03/01/2033 ●	4	4
4.702% due 10/01/2035 ●	71	71
4.703% due 01/01/2034 ●	2	2
4.708% due 07/01/2026 ●	130	134
4.710% due 02/01/2035 ●	11	12
4.721% due 02/01/2034 ●	25	26
4.729% due 04/01/2033 ●	1	1
4.730% due 12/01/2035 ●	185	189
4.733% due 01/01/2033 ●	8	9
4.735% due 02/01/2034 ●	146	154
4.737% due 12/01/2035 ●	12	12
4.747% due 06/01/2036 ●	25	26
4.750% due 05/01/2032 - 01/01/2035 ●	103	105
4.753% due 05/01/2033 ●	27	28
4.757% due 06/01/2030 ●	12	12
4.759% due 08/01/2033 ●	107	111
4.766% due 08/01/2026	435	487
4.774% due 03/01/2034 ●	155	160
4.780% due 03/01/2034 ●	12	12
4.781% due 09/01/2035 ●	186	196
4.797% due 05/01/2037 ●	192	197
4.800% due 03/01/2035 ●	1	1
4.808% due 03/01/2033 ●	74	75
4.812% due 09/01/2035 ●	74	80
4.900% due 01/01/2033 - 03/01/2035 ●	107	107
4.942% due 01/01/2036 ●	5	6
4.943% due 05/01/2036 ●	70	73
4.945% due 04/01/2035 ●	12	13
4.960% due 04/01/2035 ●	1	1
5.073% due 09/01/2037 ●	171	176
5.230% due 04/01/2033 ●	108	108
5.292% due 12/25/2042 ~	105	114
5.500% due 08/25/2020	1	1
6.000% due 02/25/2044 - 08/25/2044	36	40
6.210% due 09/01/2024 ●	200	199
6.250% due 05/25/2042	22	25
6.500% due 07/25/2021 - 01/25/2044	389	440
7.000% due 02/25/2023 - 02/25/2044	30	31
7.500% due 05/01/2028 - 05/25/2042	28	32
8.000% due 08/25/2022 - 10/01/2026	47	49
Freddie Mac
1.892% due 06/25/2029 ●	66	65
1.922% due 08/25/2031 ●	360	358
1.932% due 09/25/2031 ●	208	206
2.040% due 03/15/2036 ●	3	3
2.090% due 02/15/2029 - 03/15/2029 ●	35	34
2.140% due 07/15/2026 - 01/15/2033 ●	95	94
2.190% due 03/15/2024 - 08/15/2029 ●	86	86
2.192% due 05/25/2043 ●	941	937
2.240% due 05/15/2023 - 01/15/2032 ●	78	78
2.290% due 08/15/2029 - 03/15/2032 ●	91	91
2.340% due 08/15/2022 - 12/15/2031 ●	77	78
2.365% due 03/15/2023 ●	22	22
2.405% due 01/01/2030 ●	22	21
2.440% due 04/15/2022 ●	1	1
2.448% due 12/01/2024 ●	33	33
2.770% due 11/01/2024 ●	13	13
3.000% due 02/01/2048 - 09/01/2048	12,801	13,038
3.378% due 02/25/2045 ●	204	206
3.439% due 10/25/2044 ●	484	491
3.476% due 09/01/2030 ●	128	134
3.639% due 07/25/2044 ●	2,342	2,385
3.721% due 12/01/2035 ●	15	16
3.780% due 09/01/2037 ●	235	239
3.855% due 11/01/2036 ●	270	282
4.000% due 08/01/2048	365	381
4.016% due 11/01/2033 ●	27	29
4.021% due 09/01/2035 ●	8	8
4.030% due 11/01/2036 ●	5	5
4.056% due 11/01/2033 ●	77	81
4.090% due 09/01/2035 ●	6	6
4.103% due 10/01/2027 ●	10	10

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2019 (Unaudited)

4.165% due 11/01/2034 - 07/01/2036 ●	224	226
4.252% due 08/01/2035 ●	91	95
4.257% due 01/01/2036 ●	4	4
4.290% due 08/01/2035 ●	102	103
4.291% due 08/01/2035 ●	2	2
4.294% due 01/01/2030 ●	84	87
4.295% due 04/01/2030 ●	193	194
4.346% due 11/01/2036 ●	2	2
4.350% due 08/01/2033 ●	13	14
4.352% due 08/01/2035 ●	13	14
4.365% due 09/01/2036 ●	209	208
4.368% due 09/01/2034 - 09/01/2035 ●	199	209
4.393% due 07/01/2035 ●	15	15
4.438% due 03/01/2035 ●	20	20
4.489% due 07/01/2035 - 02/01/2036 ●	17	18
4.495% due 09/01/2034 ●	8	9
4.500% due 11/01/2029 ●	39	39
4.500% due 04/15/2032	237	256
4.511% due 04/01/2036 ●	105	105
4.540% due 12/01/2034 ●	3	3
4.557% due 07/01/2037 ●	83	83
4.575% due 07/01/2033 ●	7	7
4.625% due 09/01/2035 ●	19	20
4.636% due 05/01/2035 ●	124	131
4.642% due 01/01/2036 ●	21	22
4.663% due 01/01/2035 ●	4	4
4.679% due 06/01/2035 ●	8	9
4.686% due 07/01/2033 ●	1	1
4.705% due 12/01/2036 ●	25	26
4.710% due 08/01/2037 ●	78	81
4.711% due 06/01/2035 ●	5	5
4.741% due 02/01/2037 ●	6	7
4.750% due 04/01/2032 - 12/01/2034 ●	210	220
4.754% due 08/01/2023 ●	3	3
4.778% due 04/01/2032 ●	120	127
4.780% due 03/01/2036 ●	133	136
4.793% due 04/01/2034 ●	4	4
4.798% due 05/01/2033 ●	1	1
4.805% due 12/01/2032 ●	9	10
4.851% due 03/01/2036 ●	106	112
4.866% due 04/01/2034 ●	58	61
4.891% due 03/01/2030 - 03/01/2036 ●	65	66
4.895% due 01/01/2034 ●	87	91
4.907% due 03/01/2032 ●	45	47
4.910% due 02/01/2036 ●	1	2
4.922% due 02/01/2035 ●	61	63
4.940% due 01/01/2037 ●	4	4
4.995% due 02/01/2036 ●	17	18
5.065% due 01/01/2027 ●	25	25
5.212% due 03/01/2035 ●	49	52
5.278% due 02/01/2035 ●	95	99
5.500% due 08/15/2030 - 10/15/2032	9	10
6.000% due 01/15/2029 - 05/01/2035	28	32
6.250% due 12/15/2023	2	3
7.000% due 10/15/2022 - 07/15/2027	35	39
8.500% due 11/15/2021	7	7
Ginnie Mae
2.500% due 12/20/2045 ●	517	538
2.916% due 09/20/2067 ●	10,885	11,039
3.250% (H15T1Y + 1.500%) due 07/20/2026 ~	7	7
3.250% due 09/20/2029 - 09/20/2045 ●	1,344	1,388
3.875% due 04/20/2033 ●	41	43
4.000% (H15T1Y + 1.500%) due 02/20/2025 ~	5	5
4.000% due 01/20/2027 - 01/20/2030 ●	145	149
4.125% due 10/20/2029 ●	330	341
Uniform Mortgage-Backed Security
3.000% due 08/01/2028 - 04/01/2030	356	366
3.500% due 11/01/2044 - 07/01/2049	11,209	11,643
4.000% due 10/01/2047 - 08/01/2049	44,959	46,826
Uniform Mortgage-Backed Security, TBA
2.500% due 02/01/2035 - 02/01/2050	10,200	10,136
3.000% due 02/01/2035	8,000	8,192
3.500% due 01/01/2050	40,200	41,335
4.000% due 01/01/2050 - 02/01/2050	22,500	23,407
4.500% due 02/01/2050	17,000	17,908
Total U.S. Government Agencies (Cost $207,560)		208,960
U.S. TREASURY OBLIGATIONS 0.9%
U.S. Treasury Bonds
3.125% due 02/15/2043 (d)	4,730	5,360

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2019 (Unaudited)

Total U.S. Treasury Obligations (Cost $5,512)		5,360
NON-AGENCY MORTGAGE-BACKED SECURITIES 21.0%
Adjustable Rate Mortgage Trust
2.292% due 10/25/2035 ●	3	3
3.798% due 03/25/2035 ~	34	35
4.142% due 11/25/2035 ^~	159	145
American Home Mortgage Investment Trust 3.480% due 10/25/2034 ●	7	7
Ashford Hospitality Trust
3.190% due 05/15/2035 ●	400	399
3.590% due 05/15/2035 ●	300	300
4.490% due 05/15/2035 ●	400	400
BAMLL Commercial Mortgage Securities Trust
2.940% due 03/15/2034 ●	100	100
3.340% due 03/15/2034 ●	3,170	3,184
Banc of America Alternative Loan Trust 6.000% due 04/25/2036	28	28
Banc of America Funding Trust
4.061% due 11/20/2035 ^~	278	270
4.271% due 06/25/2034 ~	141	141
4.476% due 03/20/2035 ~	3	3
4.675% due 05/25/2035 ~	10,749	10,998
Banc of America Mortgage Trust
3.512% due 10/25/2035 ^~	51	50
4.046% due 11/25/2033 ~	45	45
4.233% due 01/25/2034 ~	37	38
4.322% due 09/25/2033 ~	79	81
4.826% due 06/25/2034 ~	24	24
4.847% due 02/25/2034 ~	329	340
4.903% due 01/25/2035 ~	13	14
5.212% due 05/25/2033 ~	120	124
Bancorp Commercial Mortgage Trust
2.940% due 08/15/2032 ●	991	994
3.340% due 08/15/2032 ●	1,000	1,005
BCAP LLC Trust 6.500% due 02/26/2036 ~	1,704	1,465
Bear Stearns Adjustable Rate Mortgage Trust
3.824% due 01/25/2035 ~	41	42
3.990% due 10/25/2033 ~	1	1
4.120% due 02/25/2033 ~	3	3
4.153% due 01/25/2034 ~	93	97
4.211% due 02/25/2034 ~	63	63
4.283% due 01/25/2034 ~	289	297
4.314% due 10/25/2033 ~	15	16
4.342% due 01/25/2035 ~	43	44
4.372% due 07/25/2034 ~	27	27
4.412% due 02/25/2034 ~	436	435
4.544% due 02/25/2033 ~	4	4
4.880% due 04/25/2033 ~	41	43
Bear Stearns ALT-A Trust
1.952% due 02/25/2034 ●	333	322
2.132% due 08/25/2036 ^●	7	6
3.816% due 11/25/2036 ^~	332	276
Chase Mortgage Finance Trust
3.756% due 12/25/2035 ^~	60	58
3.784% due 12/25/2035 ^~	42	42
4.574% due 02/25/2037 ~	551	549
Citigroup Mortgage Loan Trust
2.592% due 08/25/2035 ^●	261	244
4.190% due 11/25/2035 ●	135	136
4.810% due 05/25/2035 ●	64	65
5.022% due 03/25/2034 ~	39	39
Citigroup Mortgage Loan Trust, Inc.
3.237% due 08/25/2034 ~	2	2
3.840% due 09/25/2035 ●	102	103
Countrywide Alternative Loan Trust
1.992% due 06/25/2037 ●	1,240	1,187
2.912% due 08/25/2035 ~	1,878	1,872
3.872% due 06/25/2037 ~	314	40
3.976% due 10/25/2035 ^~	37	32
Countrywide Home Loan Mortgage Pass-Through Trust
2.142% due 08/25/2035 ^●	98	42
3.793% due 02/20/2036 ^●	33	32
3.841% due 11/25/2034 ~	1,666	1,680
4.012% due 12/25/2033 ~	56	56
4.100% due 08/25/2034 ^~	441	417
4.156% due 06/20/2035 ~	117	120
5.500% due 11/25/2035 ^	153	137
Credit Suisse First Boston Mortgage Securities Corp.
4.158% due 11/25/2032 ~	8	8
5.331% due 06/25/2032 ~	3	3
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
3.624% due 07/25/2033 ~	313	315
3.885% due 07/25/2033 ~	143	147

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2019 (Unaudited)

3.972% due 01/25/2034 ~	375	388
4.504% due 10/25/2033 ~	169	174
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.000% due 10/25/2033	3	3
Exantas Capital Corp. Ltd. 2.737% due 04/15/2036 ●	2,399	2,402
First Horizon Alternative Mortgage Securities Trust
3.730% due 07/25/2035 ~	119	96
4.321% due 08/25/2034 ~	169	171
First Horizon Mortgage Pass-Through Trust
2.062% due 02/25/2035 ●	81	78
2.224% due 02/25/2035 ●	251	242
GMAC Mortgage Corp. Loan Trust 3.918% due 11/19/2035 ~	117	113
GS Mortgage Securities Corp. Trust
3.104% due 05/10/2034	2,100	2,090
3.924% due 10/10/2032	1,700	1,741
GSR Mortgage Loan Trust
2.142% due 01/25/2034 ●	128	126
3.777% due 06/25/2034 ~	9	9
4.043% due 06/25/2034 ~	44	44
4.269% due 09/25/2035 ~	4,506	4,638
4.300% due 03/25/2033 ●	9	10
4.337% due 05/25/2035 ~	86	84
4.447% due 08/25/2034 ~	74	73
4.635% due 09/25/2034 ~	2,610	2,734
6.000% due 03/25/2032	5	5
HarborView Mortgage Loan Trust
1.954% due 02/19/2046 ●	711	711
2.204% due 05/19/2035 ●	40	39
Impac CMB Trust 2.432% due 08/25/2035 ●	1,203	1,202
IndyMac Adjustable Rate Mortgage Trust 3.642% due 01/25/2032 ~	12	12
IndyMac Mortgage Loan Trust
1.982% due 09/25/2046 ●	402	386
2.572% due 05/25/2034 ●	63	61
InTown Hotel Portfolio Trust
2.440% due 01/15/2033 ●	600	599
2.790% due 01/15/2033 ●	300	299
2.990% due 01/15/2033 ●	400	399
3.790% due 01/15/2033 ●	1,000	999
JPMorgan Alternative Loan Trust 5.500% due 11/25/2036 ^~	20	15
JPMorgan Mortgage Trust
3.761% due 11/25/2033 ~	11	12
3.912% due 11/25/2035 ^~	149	145
4.091% due 11/25/2033 ~	18	19
4.106% due 07/25/2035 ~	15	15
4.154% due 10/25/2035 ~	231	222
4.278% due 04/25/2035 ~	160	163
4.305% due 07/25/2035 ~	277	279
4.351% due 09/25/2034 ~	1	1
4.492% due 07/25/2035 ~	294	305
Lanark Master Issuer PLC 2.669% due 12/22/2069 ●	2,427	2,434
MASTR Adjustable Rate Mortgages Trust
3.329% due 02/25/2034 ~	194	188
3.628% due 12/25/2033 ~	64	63
3.935% due 01/25/2034 ~	13	13
4.198% due 01/25/2036 ~	65	65
4.276% due 08/25/2034 ~	487	499
4.468% due 07/25/2034 ~	838	810
4.550% due 08/25/2034 ~	792	815
4.696% due 11/21/2034 ~	61	63
4.875% due 09/25/2033 ~	153	157
Merrill Lynch Mortgage Investors Trust
2.412% due 08/25/2028 ●	51	51
2.452% due 06/25/2028 ●	140	140
2.863% due 03/25/2028 ●	143	143
3.250% due 02/25/2034 ~	20	19
4.005% due 04/25/2035 ~	330	329
4.036% due 09/25/2033 ~	6	6
4.359% due 02/25/2035 ~	94	95
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~	1,549	1,560
Morgan Stanley Capital Trust 5.945% due 06/11/2042 ~	2,200	2,317
Morgan Stanley Mortgage Loan Trust 2.112% due 01/25/2035 ●	611	596
Motel 6 Trust
2.660% due 08/15/2034 ●	1,851	1,853
2.930% due 08/15/2034 ●	1,926	1,928
3.890% due 08/15/2034 ●	160	161
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	5,457	5,462

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2019 (Unaudited)

Nomura Asset Acceptance Corp. Alternative Loan Trust 3.649% due 10/25/2035 ~	28	28
Pepper Residential Securities Trust
2.645% due 11/18/2060 ●	1,070	1,072
2.765% due 06/20/2060 ●	2,289	2,291
Prime Mortgage Trust
2.192% due 02/25/2034 ●	28	27
6.000% due 02/25/2034	12	13
Provident Funding Mortgage Loan Trust 4.359% due 05/25/2035 ~	7	7
RBSSP Resecuritization Trust 2.272% due 08/26/2045 ●	148	147
Ready Captial Mortgage Financing LLC 2.792% due 03/25/2034 ●	6,000	5,996
Residential Asset Mortgage Products Trust
6.500% due 12/25/2031	2	2
7.500% due 12/25/2031	241	242
Residential Funding Mortgage Securities, Inc. Trust
5.007% due 02/25/2036 ^~	153	139
6.500% due 03/25/2032	8	8
RESIMAC Bastille Trust 2.634% due 09/05/2057 ●	467	467
Sequoia Mortgage Trust
2.267% due 03/20/2035 ●	219	213
2.475% due 05/20/2034 ●	629	622
2.525% due 04/20/2033 ●	26	25
2.565% due 10/20/2027 ●	101	100
3.404% due 07/20/2034 ~	26	26
Structured Adjustable Rate Mortgage Loan Trust
0.490% (LIBOR01M + 0.300%) due 09/25/2034 ~	131	126
2.032% due 03/25/2035 ●	111	104
2.232% due 08/25/2035 ●	191	192
4.159% due 09/25/2034 ~	113	116
Structured Asset Mortgage Investments Trust
2.444% due 11/19/2033 ●	30	29
2.444% due 05/19/2035 ●	177	178
2.464% due 02/19/2035 ●	2,402	2,400
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.880% due 06/25/2033 ~	1,056	1,047
3.992% due 07/25/2032 ~	1	1
4.008% due 11/25/2033 ~	32	32
4.263% due 03/25/2033 ~	206	211
4.668% due 09/25/2033 ~	15	16
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~	11,938	12,015
WaMu Mortgage Pass-Through Certificates Trust
2.052% due 11/25/2045 ●	4,722	4,622
2.062% due 12/25/2045 ●	2,383	2,333
2.082% due 10/25/2045 ●	2,562	2,529
2.082% due 12/25/2045 ●	1,990	1,985
2.372% due 07/25/2045 ●	5,691	5,645
2.592% due 01/25/2045 ●	1,049	1,047
2.627% due 08/25/2046 ●	1,644	1,608
2.627% due 09/25/2046 ●	4,077	4,180
3.239% due 08/25/2046 ●	56	53
3.439% due 11/25/2042 ●	128	126
3.639% due 08/25/2042 ●	13	13
3.884% due 10/25/2035 ^~	399	166
4.141% due 09/25/2035 ~	345	348
4.190% due 10/25/2033 ~	182	183
4.409% due 08/25/2033 ~	446	427
Washington Mutual Mortgage Pass-Through Certificates Trust
3.822% due 06/25/2033 ~	19	19
4.201% due 02/25/2033 ~	23	23
4.266% due 11/25/2030 ~	141	144
7.000% due 03/25/2034	46	49
Wells Fargo Commercial Mortgage Trust
2.591% due 12/13/2031 ●	2,815	2,809
2.841% due 12/13/2031 ●	2,335	2,326
3.585% due 12/13/2031 ●	160	159
Wells Fargo Mortgage-Backed Securities Trust
4.849% due 08/25/2035 ~	13	13
Total Non-Agency Mortgage-Backed Securities (Cost $125,342)		128,765
ASSET-BACKED SECURITIES 37.6%
Accredited Mortgage Loan Trust
2.552% due 01/25/2034 ●	105	103
2.662% due 01/25/2035 ●	729	732
ACE Securities Corp. Home Equity Loan Trust 4.417% due 06/25/2033 ^●	151	152
Allegro CLO Ltd. 3.156% due 01/30/2026 ●	472	472
American Express Credit Account Master Trust 2.870% due 10/15/2024	9,100	9,306

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2019 (Unaudited)

Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.842% due 12/25/2033 ●	3,171	3,168
Asset-Backed Funding Certificates Trust 2.412% due 04/25/2034 ●	1,149	1,153
B2R Mortgage Trust 2.567% due 06/15/2049	2,164	2,166
Barings BDC Static CLO Ltd. 3.021% due 04/15/2027 ●	2,157	2,157
Bayview Koitere Fund Trust 3.967% due 07/28/2033 þ	63	63
Bear Stearns Asset-Backed Securities Trust
2.792% due 11/25/2042 ●	182	182
3.670% due 10/25/2036 ~	1,347	1,121
Business Jet Securities LLC 4.447% due 06/15/2033	2,065	2,097
California Republic Auto Receivables Trust 1.830% due 12/15/2021	926	925
Cent CLO Ltd. 3.071% due 10/15/2026 ●	2,900	2,896
Chesapeake Funding LLC 2.940% due 04/15/2031	3,355	3,399
College Avenue Student Loans LLC
2.992% due 12/26/2047 ●	1,031	1,012
3.280% due 12/28/2048	2,491	2,468
4.130% due 12/26/2047	1,418	1,471
Conseco Finance Corp. 6.240% due 12/01/2028	7	7
Countrywide Asset-Backed Certificates Trust, Inc.
2.252% due 09/25/2034 ●	25	25
2.332% due 12/25/2034 ●	2,250	2,250
Credit Acceptance Auto Loan Trust 3.210% due 08/17/2026	500	505
Credit Suisse First Boston Mortgage Securities Corp. 3.442% due 05/25/2043 ●	725	725
Credit-Based Asset Servicing & Securitization LLC 6.780% due 05/25/2035 þ	549	560
Discover Card Execution Note Trust 3.040% due 07/15/2024	900	922
Dryden Senior Loan Fund 2.886% due 10/15/2027 ●	5,100	5,093
DT Auto Owner Trust 3.080% due 09/15/2022	4,349	4,365
ECMC Group Student Loan Trust 2.792% due 07/25/2069 ●	968	963
Enterprise Fleet Financing LLC 3.140% due 02/20/2024	2,713	2,734
EquiFirst Mortgage Loan Trust 2.865% due 09/25/2033 ●	87	87
Exeter Automobile Receivables Trust
2.930% due 07/15/2022	1,243	1,247
3.200% due 04/15/2022	2,506	2,511
Flagship Credit Auto Trust
2.830% due 10/16/2023	2,567	2,583
3.110% due 08/15/2023	6,206	6,266
3.410% due 05/15/2023	1,761	1,777
Ford Credit Auto Owner Trust 2.120% due 07/15/2026	5,500	5,500
Fremont Home Loan Trust 2.812% due 06/25/2035 ●	208	209
GLS Auto Receivables Issuer Trust
2.470% due 11/15/2023	6,369	6,378
3.060% due 04/17/2023	20,696	20,807
3.370% due 01/17/2023	1,151	1,158
GLS Auto Receivables Trust 3.250% due 04/18/2022	1,522	1,525
GMF Floorplan Owner Revolving Trust
2.700% due 04/15/2024	1,400	1,409
2.900% due 04/15/2026	3,500	3,579
GSAMP Trust 2.642% due 01/25/2045 ●	848	854
GSRPM Mortgage Loan Trust 2.302% due 03/25/2035 ●	653	653
Home Equity Asset Trust 2.392% due 11/25/2032 ●	8	8
Home Equity Mortgage Loan Asset-Backed Trust 2.312% due 10/25/2035 ●	1,600	1,529
HSI Asset Securitization Corp. Trust 1.842% due 10/25/2036 ●	7	4
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 6.372% due 05/25/2033 ~	753	764
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ	589	595
Lehman XS Trust 1.942% due 04/25/2037 ^●	683	668
Long Beach Mortgage Loan Trust
2.352% due 10/25/2034 ●	736	713

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2019 (Unaudited)

2.492% due 03/25/2032 ●	20	21
2.647% due 07/25/2034 ●	296	291
Marlette Funding Trust
3.060% due 07/17/2028	129	129
3.130% due 07/16/2029	1,864	1,876
3.440% due 04/16/2029	5,912	5,956
Merrill Lynch Mortgage Investors Trust 2.812% due 07/25/2035 ●	324	325
Morgan Stanley ABS Capital, Inc. Trust 2.437% due 09/25/2035 ●	8,384	8,382
Morgan Stanley Dean Witter Capital, Inc. Trust 3.142% due 02/25/2033 ●	116	117
Mountain View CLO Ltd. 2.821% due 10/13/2027 ●	1,100	1,097
Nationstar NIM Ltd. 8.000% due 06/25/2037	24	0
Navient Student Loan Trust 2.592% due 07/26/2066 ●	3,623	3,564
Nelnet Student Loan Trust
2.592% due 09/25/2065 ●	3,834	3,831
2.692% due 06/27/2067 ●	5,611	5,604
Ocean Trails CLO 3.151% due 07/15/2028 ●	500	500
Octagon Investment Partners Ltd. 2.851% due 07/15/2027 ●	900	899
Option One Mortgage Loan Trust Asset-Backed Certificates 2.432% due 07/25/2033 ●	150	149
Oscar U.S. Funding LLC
2.369% due 08/10/2020	37	37
2.490% due 08/10/2022	800	802
OSCAR U.S. Funding Trust LLC
2.205% due 04/12/2021 ●	318	318
2.910% due 04/12/2021	106	106
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 2.827% due 02/25/2035 ●	585	587
Prestige Auto Receivables Trust 2.970% due 12/15/2021	1,137	1,138
Prosper Marketplace Issuance Trust 3.350% due 10/15/2024	165	166
Renaissance Home Equity Loan Trust
2.492% due 08/25/2032 ●	10	9
2.892% due 09/25/2037 ●	3,745	2,040
Residential Asset Mortgage Products Trust 8.500% due 12/25/2031	934	655
Residential Asset Securities Corp. Trust 2.052% due 07/25/2036 ●	11,037	10,985
Shackleton CLO Ltd. 3.096% due 10/20/2028 ●	1,500	1,499
SLC Student Loan Trust
1.994% due 09/15/2026 ●	1,957	1,952
2.004% due 03/15/2027 ●	563	561
SMB Private Education Loan Trust
2.490% due 06/15/2027	818	820
2.880% due 09/15/2034	313	314
SoFi Consumer Loan Program LLC
2.500% due 05/26/2026	1,486	1,489
2.770% due 05/25/2026	1,559	1,564
3.260% due 08/25/2025	474	477
SoFi Consumer Loan Program Trust
2.930% due 04/26/2027	98	97
3.010% due 04/25/2028	1,210	1,219
SoFi Professional Loan Program LLC
1.860% due 11/26/2040	1,246	1,244
2.340% due 04/25/2033	2,922	2,923
2.390% due 02/25/2042	523	524
2.490% due 01/25/2036	2,377	2,377
2.630% due 07/25/2040	5,476	5,469
2.740% due 05/25/2040	4,164	4,181
2.780% due 08/17/2048	6,634	6,667
SoFi Professional Loan Program Trust 3.120% due 02/25/2048	234	235
Soundview Home Loan Trust 3.092% due 11/25/2033 ●	57	57
Springleaf Funding Trust 2.680% due 07/15/2030	5,240	5,244
Starwood Commercial Mortgage Trust 2.820% due 07/15/2038 ●	2,800	2,800
Symphony CLO Ltd. 2.951% due 07/14/2026 ●	3,700	3,702
Towd Point Mortgage Trust
2.792% due 05/25/2058 ●	771	776
2.792% due 10/25/2059 ●	190	191
3.000% due 11/25/2059 ~	976	979
Tralee CLO Ltd. 2.996% due 10/20/2027 ●	5,200	5,202

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2019 (Unaudited)

Tricon American Homes Trust
2.716% due 09/17/2034	1,490	1,490
2.916% due 09/17/2034	1,100	1,097
3.215% due 09/17/2034	100	100
Trillium Credit Card Trust 3.038% due 01/26/2024	5,000	5,052
TruPS Financials Note Securitization Ltd. 3.478% due 09/20/2039 ●	3,422	3,383
Venture CLO Ltd. 2.992% due 04/20/2029 ●	3,300	3,297
Total Asset-Backed Securities (Cost $230,891)		230,582
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		787
Total Short-Term Instruments (Cost $787)		787
Total Investments in Securities (Cost $571,771)		575,153
	SHARES
INVESTMENTS IN AFFILIATES 22.3%
SHORT-TERM INSTRUMENTS 22.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 22.3%
PIMCO Short-Term Floating NAV Portfolio III	13,839,765	136,917
Total Short-Term Instruments (Cost $136,843)		136,917
Total Investments in Affiliates (Cost $136,843)		136,917
Total Investments 116.0% (Cost $708,614)		$712,070
Financial Derivative Instruments (c)(e) 0.2%(Cost or Premiums, net $(1,068))		1,245
Other Assets and Liabilities, net (16.2)%		(99,531)
Net Assets 100.0%		$613,784

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is not accruing income as of the date of this report.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$787	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(807)	$787	$787
Total Repurchase Agreements						$(807)	$787	$787

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.8)%
Uniform Mortgage-Backed Security, TBA	3.000%	02/01/2050	$5,000	$(5,049)	$(5,065)
Total Short Sales (0.8)%				$(5,049)	$(5,065)

(1)	Includes accrued interest.
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2020	273	$35,059	$(301)	$0	$(30)
Total Futures Contracts				$(301)	$0	$(30)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	Semi-Annual	06/21/2020	$21,400	$343	$(276)	$67	$2	$0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2021	10,900	272	(194)	78	4	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021	600	2	0	2	0	0
Receive(1)	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022	2,800	35	1	36	1	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026	25,300	(899)	(994)	(1,893)	46	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	14,300	617	(571)	46	31	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	9,100	413	(378)	35	18	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	2,900	201	(136)	65	7	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029	1,900	(3)	(13)	(16)	6	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029	1,400	44	9	53	4	0
Receive(1)	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030	6,300	(75)	168	93	19	0
Receive(1)	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030	3,800	(67)	37	(30)	12	0
Receive(1)	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030	1,800	(2)	(12)	(14)	6	0

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2019 (Unaudited)

Receive(1)	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	3,200	185	13	198	11	0
Receive(1)	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050	100	(1)	4	3	1	0
Receive(1)	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050	300	(1)	35	34	3	0
Receive(1)	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050	700	(4)	62	58	8	0
Receive(1)	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050	300	(1)	35	34	3	0
Receive(1)	3-Month USD-LIBOR	2.000	Semi-Annual	03/20/2050	7,500	(32)	230	198	85	0
Total Swap Agreements						$1,027	$(1,980)	$(953)	$267	$0

(d)	Securities with an aggregate market value of $2,203 and cash of $710 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	This instrument has a forward starting effective date.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Swap Agreements, at Value(3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$11,273	$(210)	$307	$97	$0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	22,896	(659)	929	270	0
FBF	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	200	(1)	1	0	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	4,040	(68)	103	35	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	36,050	(647)	1,043	396	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	1,973	11	6	17	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	3,150	(183)	224	41	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	100	(4)	5	1	0
MYC	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	9,394	(182)	263	81	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	3,584	(95)	137	42	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,800	(39)	59	20	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	9,000	(19)	26	7	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	94	1	0	1	0
Total Swap Agreements						$(2,095)	$3,103	$1,008	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$27	$0	$27
Industrials	0	672	0	672
U.S. Government Agencies	0	208,960	0	208,960
U.S. Treasury Obligations	0	5,360	0	5,360
Non-Agency Mortgage-Backed Securities	0	128,765	0	128,765
Asset-Backed Securities	0	230,582	0	230,582
Short-Term Instruments
Repurchase Agreements	0	787	0	787
	$0	$575,153	$0	$575,153
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$136,917	$0	$0	$136,917
Total Investments	$136,917	$575,153	$0	$712,070
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,065)	$0	$(5,065)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	267	0	267
Over the counter	0	1,008	0	1,008
	$0	$1,275	$0	$1,275
Financial Derivative Instruments - Liabilities

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2019 (Unaudited)

Exchange-traded or centrally cleared	$(30)	$0	$0	$(30)
Total Financial Derivative Instruments	$(30)	$1,275	$0	$1,245
Totals	$136,887	$571,363	$0	$708,250

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 115.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
Alliant Holdings Intermediate LLC 4.990% (LIBOR03M + 3.250%) due 05/09/2025 ~		$299	$300
Altice France S.A. 5.740% (LIBOR03M + 4.000%) due 08/14/2026 ~		396	398
Caesars Resort Collection LLC 4.549% (LIBOR03M + 2.750%) due 12/23/2024 ~		1,176	1,179
Chesapeake Energy Corp. TBD% due 06/09/2024		100	103
Diamond Resorts Corp. 5.549% (LIBOR03M + 3.750%) due 09/02/2023 ~		594	582
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		1,500	1,512
Verifone Systems, Inc. 5.899% (LIBOR03M + 4.000%) due 08/20/2025 ~		297	294
Total Loan Participations and Assignments (Cost $4,330)			4,368
CORPORATE BONDS & NOTES 39.8%
BANKING & FINANCE 12.6%
AerCap Ireland Capital DAC 4.500% due 05/15/2021		1,000	1,032
AIB Group PLC 4.263% due 04/10/2025 ●		500	529
American Tower Corp.
2.750% due 01/15/2027		200	200
3.125% due 01/15/2027		1,800	1,843
Bank of America Corp.
2.682% (US0003M + 0.790%) due 03/05/2024 ~		1,100	1,106
4.100% due 07/24/2023		300	320
Barclays Bank PLC
7.625% due 11/21/2022 (h)		2,500	2,811
10.179% due 06/12/2021		740	823
Barclays PLC
7.875% due 09/15/2022 ●(g)(h)	GBP	700	1,031
8.000% due 12/15/2020 ●(g)(h)	EUR	200	240
Berkshire Hathaway Finance Corp. 4.200% due 08/15/2048		$100	118
Blackstone Holdings Finance Co. LLC 3.500% due 09/10/2049		600	591
BNP Paribas S.A. 7.625% due 03/30/2021 ●(g)(h)		800	844
BOC Aviation Ltd. 3.500% due 10/10/2024		1,200	1,240
BPCE S.A.
4.500% due 03/15/2025		900	970
4.625% due 07/11/2024		1,200	1,291
Brixmor Operating Partnership LP
2.959% (US0003M + 1.050%) due 02/01/2022 ~		300	300
4.125% due 05/15/2029		200	215
Carlyle Finance LLC 5.650% due 09/15/2048		100	119
Carlyle Holdings Finance LLC 5.625% due 03/30/2043		1,100	1,293
China Evergrande Group
6.250% due 06/28/2021		200	189
8.250% due 03/23/2022		300	282
CIT Group, Inc. 4.750% due 02/16/2024		400	427
Citigroup, Inc. 8.125% due 07/15/2039		780	1,305
CNA Financial Corp. 3.900% due 05/01/2029		400	430
Commonwealth Bank of Australia 3.743% due 09/12/2039 (h)		1,300	1,305
Cooperatieve Rabobank UA 5.500% due 06/29/2020 ●(g)(h)	EUR	500	575
Country Garden Holdings Co. Ltd. 7.250% due 04/04/2021		$800	802
Credit Suisse Group AG 2.997% due 12/14/2023 ●		2,100	2,139

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2019 (Unaudited)

Credit Suisse Group Funding Guernsey Ltd. 3.800% due 06/09/2023		1,400	1,466
Crown Castle International Corp.
4.000% due 03/01/2027		200	216
4.000% due 11/15/2049		800	829
CVS Pass-Through Trust 4.704% due 01/10/2036		2,881	3,067
CyrusOne LP 3.450% due 11/15/2029		500	502
Danske Bank A/S 3.244% due 12/20/2025 ●		300	304
Deutsche Bank AG 4.250% due 10/14/2021		3,000	3,085
Discover Bank 4.650% due 09/13/2028		1,000	1,127
Duke Realty LP 3.375% due 12/15/2027		300	314
Equinix, Inc. 3.200% due 11/18/2029		400	402
ESH Hospitality, Inc. 4.625% due 10/01/2027		100	101
Fidelity National Financial, Inc. 5.500% due 09/01/2022		2,800	3,014
FMR LLC 4.950% due 02/01/2033		2,000	2,450
Ford Motor Credit Co. LLC 3.550% due 10/07/2022		700	710
GE Capital UK Funding Unlimited Co. 5.125% due 05/24/2023	GBP	300	440
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 ●		$600	608
3.272% due 09/29/2025 ●		1,400	1,449
3.691% due 06/05/2028 ●		1,600	1,700
Hazine Mustesarligi Varlik Kiralama A/S 5.800% due 02/21/2022		900	930
Healthcare Trust of America Holdings LP 3.500% due 08/01/2026		1,300	1,357
HSBC Holdings PLC
2.633% due 11/07/2025 ●		300	301
3.803% due 03/11/2025 ●		700	735
4.041% due 03/13/2028 ●		300	321
6.375% due 09/17/2024 ●(g)(h)		900	969
ING Groep NV 3.550% due 04/09/2024		1,200	1,257
Kimco Realty Corp. 2.800% due 10/01/2026		1,600	1,608
Lloyds Banking Group PLC
2.907% due 11/07/2023 ●		500	507
4.344% due 01/09/2048		700	757
LoanCore Capital Markets LLC 6.875% due 06/01/2020		100	100
Mid-America Apartments LP 3.750% due 06/15/2024		1,500	1,582
Morgan Stanley
2.883% (US0003M + 0.930%) due 07/22/2022 ~		500	505
3.124% (US0003M + 1.220%) due 05/08/2024 ~		200	204
3.591% due 07/22/2028 ●		1,700	1,807
MPT Operating Partnership LP 3.692% due 06/05/2028	GBP	500	681
National Retail Properties, Inc. 3.500% due 10/15/2027		$900	940
Nationwide Building Society 4.000% due 09/14/2026		1,600	1,684
Nationwide Financial Services, Inc. 3.900% due 11/30/2049		600	625
Navient Corp. 7.250% due 01/25/2022		200	218
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		200	220
Physicians Realty LP 3.950% due 01/15/2028		400	419
Protective Life Corp. 3.400% due 01/15/2030		600	609
Prudential Financial, Inc. 3.700% due 03/13/2051		800	842
Quicken Loans, Inc. 5.250% due 01/15/2028		300	311
Royal Bank of Scotland Group PLC
5.076% due 01/27/2030 ●		1,200	1,380
7.648% due 09/30/2031 ●(g)		1,900	2,730
Santander UK Group Holdings PLC
4.750% due 09/15/2025		500	538
7.375% due 06/24/2022 ●(g)(h)	GBP	200	289
Santander UK PLC 2.875% due 06/18/2024		$400	409

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2019 (Unaudited)

Sberbank of Russia Via SB Capital S.A. 6.125% due 02/07/2022		200	214
Service Properties Trust 4.950% due 10/01/2029		300	305
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		200	206
Spirit Realty LP 4.450% due 09/15/2026		1,500	1,612
SURA Asset Management S.A. 4.375% due 04/11/2027		1,300	1,395
Teachers Insurance & Annuity Association of America 4.900% due 09/15/2044		1,100	1,351
TP ICAP PLC 5.250% due 01/26/2024	GBP	500	728
UBS Group AG 2.860% (US0003M + 0.950%) due 08/15/2023 ~		$2,100	2,114
Wells Fargo & Co. 2.406% due 10/30/2025 ●		1,100	1,101
Wells Fargo Bank N.A.
5.850% due 02/01/2037		750	993
6.600% due 01/15/2038		400	580
Weyerhaeuser Co.
4.000% due 11/15/2029		700	761
7.375% due 03/15/2032		1,200	1,663
			84,012
INDUSTRIALS 20.1%
AbbVie, Inc. 4.400% due 11/06/2042		3,100	3,352
Alcon Finance Corp. 3.800% due 09/23/2049		500	525
Alibaba Group Holding Ltd. 3.400% due 12/06/2027		3,600	3,750
Allegion PLC 3.500% due 10/01/2029		600	611
Altria Group, Inc. 4.800% due 02/14/2029		1,400	1,560
American Airlines Pass-Through Trust
3.350% due 04/15/2031		1,470	1,502
3.600% due 04/15/2031		230	234
3.650% due 12/15/2029		427	448
4.375% due 04/01/2024		446	460
Amgen, Inc. 4.950% due 10/01/2041		1,214	1,445
Anheuser-Busch InBev Worldwide, Inc.
4.439% due 10/06/2048		1,192	1,338
4.950% due 01/15/2042		1,500	1,774
Anthem, Inc. 4.650% due 01/15/2043		1,600	1,804
Aptiv PLC 4.350% due 03/15/2029		600	651
Avon International Operations, Inc. 7.875% due 08/15/2022		100	104
Bacardi Ltd. 4.700% due 05/15/2028		1,200	1,308
BAT Capital Corp.
4.390% due 08/15/2037		1,200	1,215
4.540% due 08/15/2047		400	402
4.758% due 09/06/2049		300	310
Becton Dickinson and Co. 3.734% due 12/15/2024		647	686
Boeing Co. 3.750% due 02/01/2050		1,100	1,169
British Airways Pass-Through Trust
3.800% due 03/20/2033		938	996
4.125% due 03/20/2033		1,503	1,580
Broadcom, Inc.
3.125% due 10/15/2022		100	102
4.250% due 04/15/2026		1,900	2,020
Cameron LNG LLC 3.302% due 01/15/2035		300	303
Canadian Pacific Railway Co. 6.125% due 09/15/2115		400	586
Centene Corp. 4.625% due 12/15/2029		500	528
Charter Communications Operating LLC
4.800% due 03/01/2050		1,600	1,684
5.375% due 05/01/2047		2,500	2,801
Cigna Corp. 4.800% due 08/15/2038		2,100	2,451
Comcast Corp.
3.969% due 11/01/2047		2,279	2,510
4.700% due 10/15/2048		1,300	1,602
6.400% due 05/15/2038		12	17
6.500% due 11/15/2035		200	283

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2019 (Unaudited)

Community Health Systems, Inc. 8.625% due 01/15/2024		300	319
Conagra Brands, Inc. 5.300% due 11/01/2038		1,100	1,306
CSN Resources S.A. 7.625% due 04/17/2026		800	853
CVS Health Corp. 5.050% due 03/25/2048		800	947
DAE Funding LLC 4.500% due 08/01/2022		100	102
Dell International LLC
4.000% due 07/15/2024		1,100	1,152
4.420% due 06/15/2021		200	206
5.450% due 06/15/2023		2,500	2,712
Deutsche Telekom International Finance BV 8.750% due 06/15/2030		600	881
Discovery Communications LLC 4.950% due 05/15/2042		2,700	2,993
Ecopetrol S.A. 7.375% due 09/18/2043		600	814
Elanco Animal Health, Inc. 4.272% due 08/28/2023		100	106
Enbridge, Inc. 4.500% due 06/10/2044		1,500	1,657
Encana Corp. 6.500% due 08/15/2034		500	587
Energy Transfer Operating LP
4.050% due 03/15/2025		1,100	1,156
6.625% due 10/15/2036		500	594
7.500% due 07/01/2038		400	515
Entergy Louisiana LLC 4.200% due 04/01/2050		400	472
Enterprise Products Operating LLC 5.750% due 03/01/2035		200	241
EQM Midstream Partners LP 4.125% due 12/01/2026		400	377
Fairstone Financial, Inc. 7.875% due 07/15/2024		500	539
Fiserv, Inc. 3.200% due 07/01/2026		400	414
Ford Motor Co. 7.450% due 07/16/2031		2,200	2,612
Fortune Brands Home & Security, Inc. 3.250% due 09/15/2029		300	304
General Electric Co.
0.375% due 05/17/2022	EUR	500	562
5.875% due 01/14/2038		$100	121
6.250% due 09/29/2020	GBP	300	411
6.750% due 03/15/2032		$831	1,067
6.875% due 01/10/2039		444	592
General Motors Co. 5.150% due 04/01/2038		1,900	1,943
Gerdau Trade, Inc. 4.875% due 10/24/2027		900	968
Globo Comunicacao e Participacoes S.A. 5.125% due 03/31/2027		200	208
GTL Trade Finance, Inc. 5.893% due 04/29/2024		364	404
Humana, Inc. 3.950% due 08/15/2049		800	839
Huntsman International LLC 4.500% due 05/01/2029		900	956
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	300	353
IHS Markit Ltd. 4.250% due 05/01/2029		$600	647
Kaiser Foundation Hospitals 4.150% due 05/01/2047		500	571
Kansas City Southern 4.200% due 11/15/2069		200	205
Kinder Morgan, Inc. 3.281% (US0003M + 1.280%) due 01/15/2023 ~		200	203
Kraft Heinz Foods Co.
3.000% due 06/01/2026		1,000	1,000
4.625% due 01/30/2029		500	550
4.875% due 10/01/2049		200	211
6.500% due 02/09/2040		800	971
Latam Airlines Pass-Through Trust 4.500% due 08/15/2025		428	431
Lear Corp. 5.250% due 05/15/2049		500	518
Masco Corp. 7.750% due 08/01/2029		1,118	1,452
Mondelez International Holdings Netherlands BV 2.125% due 09/19/2022		500	500

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2019 (Unaudited)

Moody’s Corp. 0.950% due 02/25/2030	EUR	400	452
Mylan NV
3.950% due 06/15/2026		$2,400	2,502
5.250% due 06/15/2046		100	112
Newcrest Finance Pty. Ltd. 5.750% due 11/15/2041		950	1,109
Newmont Goldcorp Corp. 2.800% due 10/01/2029		1,100	1,090
Norfolk Southern Corp. 5.100% due 08/01/2118		800	944
NXP BV 3.875% due 06/18/2026		900	955
Occidental Petroleum Corp. 7.950% due 06/15/2039		800	1,109
Oracle Corp. 4.125% due 05/15/2045		1,900	2,144
Owens Corning 3.400% due 08/15/2026		1,300	1,322
Penske Truck Leasing Co. LP 3.350% due 11/01/2029		500	500
PerkinElmer, Inc. 3.300% due 09/15/2029		300	307
Petroleos Mexicanos 6.350% due 02/12/2048		4,725	4,576
Pride International LLC 7.875% due 08/15/2040		200	101
QVC, Inc. 5.950% due 03/15/2043		2,100	1,967
Sabine Pass Liquefaction LLC 5.000% due 03/15/2027		1,500	1,651
Sands China Ltd.
5.125% due 08/08/2025		700	770
5.400% due 08/08/2028		1,700	1,921
Saudi Arabian Oil Co. 4.375% due 04/16/2049		300	328
SM Energy Co. 5.625% due 06/01/2025		100	95
Southern Co. 3.250% due 07/01/2026		800	833
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		153	160
Studio City Co. Ltd. 7.250% due 11/30/2021		1,600	1,640
Suncor Energy, Inc. 6.500% due 06/15/2038		100	139
Sunoco Logistics Partners Operations LP 3.900% due 07/15/2026		1,200	1,246
Syngenta Finance NV 4.441% due 04/24/2023		400	418
Takeda Pharmaceutical Co. Ltd. 5.000% due 11/26/2028		600	699
Tencent Holdings Ltd. 3.280% due 04/11/2024		1,100	1,132
Tennessee Gas Pipeline Co. LLC 7.625% due 04/01/2037		100	136
Teva Pharmaceutical Finance Co. BV 2.950% due 12/18/2022		100	96
Teva Pharmaceutical Finance Netherlands BV 2.800% due 07/21/2023		600	558
Texas Eastern Transmission LP 4.150% due 01/15/2048		2,800	2,973
Thermo Fisher Scientific, Inc. 1.500% due 10/01/2039	EUR	500	532
Thomson Reuters Corp. 5.650% due 11/23/2043		$3,500	4,138
Time Warner Cable LLC
5.500% due 09/01/2041		1,297	1,448
5.875% due 11/15/2040		400	459
TransCanada PipeLines Ltd.
4.875% due 05/15/2048		600	708
6.200% due 10/15/2037		100	130
7.250% due 08/15/2038		150	217
Transocean Pontus Ltd. 6.125% due 08/01/2025		267	274
Transocean, Inc. 9.000% due 07/15/2023		600	635
Union Pacific Railroad Co. Pass-Through Trust 5.404% due 07/02/2025		258	271
United Airlines Pass-Through Trust
3.500% due 09/01/2031		1,341	1,383
4.000% due 10/11/2027		751	800
UnitedHealth Group, Inc. 6.625% due 11/15/2037		1,300	1,878
Vale Overseas Ltd. 6.875% due 11/10/2039		1,600	2,089

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2019 (Unaudited)

Vessel Management Services, Inc. 3.432% due 08/15/2036	1,688	1,762
VMware, Inc. 3.900% due 08/21/2027	700	733
Western Midstream Operating LP 5.500% due 08/15/2048	600	527
Williams Cos., Inc. 8.750% due 03/15/2032	137	197
Woodside Finance Ltd. 3.700% due 09/15/2026	1,600	1,666
Wyndham Destinations, Inc. 6.350% due 10/01/2025	400	446
Wynn Resorts Finance LLC 5.125% due 10/01/2029	600	645
Zoetis, Inc. 4.450% due 08/20/2048	300	348
		134,924
UTILITIES 7.1%
AEP Texas, Inc. 4.150% due 05/01/2049	400	443
American Water Capital Corp. 4.150% due 06/01/2049	300	339
Appalachian Power Co. 7.000% due 04/01/2038	100	142
AT&T, Inc.
4.500% due 03/09/2048	2,373	2,622
5.150% due 02/15/2050	3,100	3,735
5.300% due 08/15/2058	100	122
Berkshire Hathaway Energy Co. 5.950% due 05/15/2037	400	540
Blue Racer Midstream LLC 6.125% due 11/15/2022	300	295
British Telecommunications PLC 9.625% due 12/15/2030	600	922
CNOOC Nexen Finance ULC 4.250% due 04/30/2024	1,200	1,284
Consolidated Edison Co. of New York, Inc. 6.750% due 04/01/2038	400	571
Duke Energy Carolinas LLC 6.450% due 10/15/2032	700	960
Edison International 3.125% due 11/15/2022	600	609
Emera, Inc. 6.750% due 06/15/2076 ●	1,400	1,584
Enable Midstream Partners LP
3.900% due 05/15/2024	100	102
4.150% due 09/15/2029	700	665
Enel Finance International NV
2.650% due 09/10/2024	600	602
4.625% due 09/14/2025	200	218
4.875% due 06/14/2029	1,500	1,693
FirstEnergy Transmission LLC 4.350% due 01/15/2025	400	430
Gazprom OAO Via Gaz Capital S.A. 6.510% due 03/07/2022	1,000	1,087
NGPL PipeCo LLC 7.768% due 12/15/2037	700	905
Ohio Edison Co. 6.875% due 07/15/2036	1,100	1,537
Oi S.A. (10.000% Cash or 12.000% PIK) 10.000% due 07/27/2025 (b)(i)	200	180
Pacific Gas & Electric Co.
5.400% due 01/15/2040 ^(c)	200	209
5.800% due 03/01/2037 ^(c)	800	836
Perusahaan Listrik Negara PT 4.375% due 02/05/2050	500	507
Petrobras Global Finance BV 5.093% due 01/15/2030	2,194	2,354
Plains All American Pipeline LP 5.150% due 06/01/2042	300	303
Progress Energy, Inc. 7.750% due 03/01/2031	400	563
Rio Oil Finance Trust 9.250% due 07/06/2024	375	421
San Diego Gas & Electric Co. 4.300% due 04/01/2042	1,000	1,075
SES S.A. 5.300% due 04/04/2043	1,800	1,737
Shell International Finance BV 3.625% due 08/21/2042	1,100	1,178
Southern California Edison Co.
4.875% due 03/01/2049	100	118
5.625% due 02/01/2036	200	244
6.000% due 01/15/2034	300	369

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2019 (Unaudited)

Sprint Corp.
7.250% due 09/15/2021	800	847
7.875% due 09/15/2023	300	332
Telefonica Europe BV 8.250% due 09/15/2030	1,250	1,795
Verizon Communications, Inc.
2.625% due 08/15/2026	2,500	2,538
4.125% due 08/15/2046	1,800	2,031
4.672% due 03/15/2055	1,336	1,650
Virginia Electric & Power Co. 8.875% due 11/15/2038	1,000	1,687
Vodafone Group PLC
4.250% due 09/17/2050	1,200	1,254
4.875% due 06/19/2049	1,000	1,161
Wisconsin Electric Power Co. 4.300% due 12/15/2045	2,400	2,735
		47,531
Total Corporate Bonds & Notes (Cost $245,760)		266,467
MUNICIPAL BONDS & NOTES 1.8%
CALIFORNIA 0.7%
California State General Obligation Bonds, (BABs), Series 2009 7.500% due 04/01/2034	200	301
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 7.488% due 08/01/2033	1,600	2,172
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	2,000	2,472
		4,945
GEORGIA 0.5%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.637% due 04/01/2057	2,442	3,293
NEW JERSEY 0.1%
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009 6.875% due 12/15/2039	500	501
NEW YORK 0.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010 6.089% due 11/15/2040	400	538
OHIO 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010 7.834% due 02/15/2041	1,700	2,663
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047	95	99
Total Municipal Bonds & Notes (Cost $9,963)		12,039
U.S. GOVERNMENT AGENCIES 18.0%
Fannie Mae
0.000% due 05/15/2030 - 11/15/2030 (e)	20,000	15,502
3.980% due 07/01/2021	2,500	2,566
5.625% due 04/17/2028	100	126
6.210% due 08/06/2038	9,643	14,930
Freddie Mac
0.000% due 03/15/2031 (e)	1,100	840
3.650% due 02/25/2028 ~	1,800	1,959
5.000% due 04/15/2038	70	77
6.250% due 07/15/2032	300	432
6.750% due 03/15/2031	1,900	2,751
Ginnie Mae
3.500% due 11/20/2044	1,569	1,723
4.000% due 06/20/2048	683	710
5.500% due 10/20/2037	585	704
Israel Government AID Bond 5.500% due 09/18/2033	1,800	2,468
Residual Funding Corp. STRIPS 0.000% due 10/15/2020 - 04/15/2030	16,400	13,946
Resolution Funding Corp. STRIPS 0.000% due 01/15/2030 - 04/15/2030	2,300	1,799
Small Business Administration 5.290% due 12/01/2027	72	76
Uniform Mortgage-Backed Security
2.500% due 11/01/2049	300	297
3.500% due 08/01/2046	4,467	4,712
4.000% due 10/01/2047 - 06/01/2049	675	708

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2019 (Unaudited)

Uniform Mortgage-Backed Security, TBA
2.500% due 02/01/2050	47,400	46,818
3.000% due 02/01/2050	7,100	7,192
Total U.S. Government Agencies (Cost $111,808)		120,336
U.S. TREASURY OBLIGATIONS 47.7%
U.S. Treasury Bonds
2.250% due 08/15/2049 (k)	84,627	82,024
2.375% due 11/15/2049	70,200	69,904
2.750% due 08/15/2042 (m)	600	640
2.750% due 08/15/2047 (k)(m)(o)	6,008	6,437
2.875% due 05/15/2043 (m)	1,637	1,782
2.875% due 05/15/2049	23,770	26,178
3.000% due 08/15/2048 (m)	12,712	14,304
3.125% due 02/15/2043	23,100	26,177
3.125% due 05/15/2048 (k)(m)	3,103	3,570
4.375% due 11/15/2039	40	53
U.S. Treasury Inflation Protected Securities (f)
0.750% due 02/15/2045 (m)	984	1,021
0.875% due 01/15/2029	408	433
1.375% due 02/15/2044 (m)	9,082	10,719
U.S. Treasury Notes
1.625% due 08/15/2029 (k)	6,575	6,402
1.750% due 11/15/2029 (k)	30,795	30,310
U.S. Treasury STRIPS
0.000% due 05/15/2034 (e)	500	361
0.000% due 08/15/2040 (e)	4,500	2,790
0.000% due 11/15/2040 (e)	12,200	7,500
0.000% due 08/15/2042 (e)	2,600	1,511
0.000% due 05/15/2043 (e)	5,800	3,297
0.000% due 11/15/2043 (e)	1,000	561
0.000% due 11/15/2044 (e)	13,200	7,216
0.000% due 02/15/2045 (e)	200	109
0.000% due 05/15/2046 (e)	8,700	4,593
0.000% due 08/15/2047 (e)	22,500	11,532
0.000% due 08/15/2048 (e)	700	350
Total U.S. Treasury Obligations (Cost $307,355)		319,774
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.0%
1345 Avenue of the Americas & Park Avenue Plaza Trust 5.278% due 08/10/2035	1,200	1,316
American Home Mortgage Investment Trust 2.372% due 11/25/2045 ●	1,213	1,207
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	1,100	1,209
4.957% due 08/10/2035 ~	700	758
Bear Stearns Adjustable Rate Mortgage Trust 3.851% due 01/25/2035 ~	3	3
Citigroup Mortgage Loan Trust
3.258% due 04/25/2066 ~	867	870
5.133% due 03/25/2034 ~	48	48
Credit Suisse Mortgage Capital Certificates 3.830% due 08/26/2058	1,615	1,629
Credit Suisse Mortgage Capital Trust
3.318% due 12/25/2059 ~	700	701
3.319% due 10/27/2059 ~	1,393	1,395
DBUBS Mortgage Trust 3.086% due 07/12/2044 ●	305	305
Downey Savings & Loan Association Mortgage Loan Trust 4.376% due 07/19/2044 ~	34	35
GSMPS Mortgage Loan Trust 2.142% due 01/25/2036 ●	1,082	947
IndyMac Mortgage Loan Trust
1.898% due 04/25/2037 ●	1,509	1,431
1.972% due 07/25/2047 ●	105	89
Merrill Lynch Mortgage Investors Trust 4.015% due 11/25/2035 ●	746	769
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,559	1,560
4.500% due 05/25/2058 ~	313	330
RBSSP Resecuritization Trust 3.554% due 12/25/2035 ~	344	349
Structured Adjustable Rate Mortgage Loan Trust 4.389% due 02/25/2034 ~	9	9
Structured Asset Mortgage Investments Trust
1.982% due 07/25/2046 ^●	47	40
2.012% due 05/25/2036 ●	97	93
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~	975	982
WaMu Mortgage Pass-Through Certificates Trust
2.162% due 05/25/2034 ●	1,024	936
2.212% due 06/25/2044 ●	117	115
2.627% due 08/25/2046 ●	974	953
3.188% due 01/25/2037 ^~	885	836

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2019 (Unaudited)

Wells Fargo Commercial Mortgage Trust 4.393% due 11/15/2043		1,183	1,190
Total Non-Agency Mortgage-Backed Securities (Cost $19,592)			20,105
ASSET-BACKED SECURITIES 2.9%
Accredited Mortgage Loan Trust 2.662% due 01/25/2035 ●		651	654
Bayview Opportunity Master Fund Trust
3.475% due 06/28/2034 þ		766	767
3.967% due 03/28/2034 þ		619	621
CIT Mortgage Loan Trust 3.142% due 10/25/2037 ●		828	836
Countrywide Asset-Backed Certificates 2.262% due 04/25/2036 ●		1,800	1,700
Countrywide Asset-Backed Certificates Trust 2.492% due 11/25/2035 ●		1,539	1,545
Equifirst Loan Securitization Trust 1.962% due 04/25/2037 ●		1,077	1,031
First Franklin Mortgage Loan Trust 2.742% due 07/25/2033 ●		1,011	987
HSI Asset Securitization Corp. Trust 1.952% due 05/25/2037 ●		817	806
IXIS Real Estate Capital Trust 2.422% due 02/25/2036 ●		760	765
JPMorgan Mortgage Acquisition Corp. 2.497% due 09/25/2035 ●		400	397
JPMorgan Mortgage Acquisition Trust
2.012% due 07/25/2036 ●		1,620	1,620
2.242% due 11/25/2036 ●		1,615	1,588
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		1,657	1,674
RAAC Trust 2.472% due 05/25/2044 ●		394	395
Securitized Asset-Backed Receivables LLC Trust 2.032% due 03/25/2036 ●		844	843
SLM Student Loan Trust 3.440% due 04/25/2023 ●		77	77
Structured Asset Investment Loan Trust
1.942% due 06/25/2036 ●		801	785
1.952% due 05/25/2036 ●		758	725
Towd Point Mortgage Trust 2.792% due 10/25/2059 ●		286	287
Vericrest Opportunity Loan Transferee LLC 3.125% due 09/25/2047 þ		1,610	1,616
Total Asset-Backed Securities (Cost $18,910)			19,719
SOVEREIGN ISSUES 1.2%
Argentina Government International Bond
42.836% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	1,287	11
56.589% (ARLLMONP) due 06/21/2020 ~(a)		34,690	314
Indonesia Government International Bond 3.700% due 10/30/2049		$400	411
Mexico Government International Bond 4.600% due 01/23/2046		534	581
Oman Government International Bond 4.875% due 02/01/2025		600	622
Peru Government International Bond
5.940% due 02/12/2029	PEN	1,300	443
6.350% due 08/12/2028		1,300	456
Qatar Government International Bond
4.000% due 03/14/2029		$1,000	1,118
4.500% due 04/23/2028		400	459
Saudi Government International Bond 4.625% due 10/04/2047		1,800	2,030
Spain Government International Bond 5.150% due 10/31/2044	EUR	700	1,453
Total Sovereign Issues (Cost $8,615)			7,898

		SHARES
PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
Banco Bilbao Vizcaya Argentaria S.A. 6.750% due 02/18/2020 ●(g)(h)		600,000	679
JPMorgan Chase & Co. 5.229% (US0003M + 3.320%) due 04/01/2020 ~(g)		2,400,000	2,421

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2019 (Unaudited)

Total Preferred Securities (Cost $3,075)			3,100
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (j) 0.0%			321

		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
41.333% due 04/03/2020 «~	ARS	4,520	62
158.804% due 02/26/2020 - 05/13/2020 (d)(e)		1,840	23
			85
Total Short-Term Instruments (Cost $417)			406
Total Investments in Securities (Cost $729,825)			774,212

		SHARES
INVESTMENTS IN AFFILIATES 7.5%
SHORT-TERM INSTRUMENTS 7.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.5%
PIMCO Short-Term Floating NAV Portfolio III		5,112,824	50,581
Total Short-Term Instruments (Cost $50,578)			50,581
Total Investments in Affiliates (Cost $50,578)			50,581
Total Investments 123.1% (Cost $780,403)			$824,793
Financial Derivative Instruments (l)(n) 2.0%(Cost or Premiums, net $3,965)			13,465
Other Assets and Liabilities, net (25.1)%			(168,330)
Net Assets 100.0%			$669,928

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Oi S.A. (10.000% Cash or 12.000% PIK)	10.000%	07/27/2025	11/19/2019-11/27/2019	$186	$180	0.03%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$321	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(329)	$321	$321
Total Repurchase Agreements						$(329)	$321	$321

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	1.930%	12/05/2019	01/03/2020	$(84,277)	$(84,403)
JPS	1.500	12/10/2019	01/15/2020	(30,718)	(30,747)
	1.830	11/25/2019	01/21/2020	(6,493)	(6,506)
Total Reverse Repurchase Agreements					$(121,656)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.4)%
Ginnie Mae, TBA	4.000%	01/01/2050	$900	$(934)	$(932)
Uniform Mortgage-Backed Security, TBA	3.500	01/01/2050	1,700	(1,744)	(1,748)
Uniform Mortgage-Backed Security, TBA	4.000	02/01/2050	100	(104)	(104)
Total Short Sales (0.4)%				$(2,782)	$(2,784)

(k)	Securities with an aggregate market value of $119,468 and cash of $425 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2019 (Unaudited)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(108,170) at a weighted average interest rate of 2.159%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February 2020 Futures	$126.500	01/24/2020	7	$7	$(1)	$0
Put - CBOT U.S. Treasury 10-Year Note February 2020 Futures	127.000	01/24/2020	12	12	(3)	(1)
Put - CBOT U.S. Treasury 10-Year Note February 2020 Futures	127.500	01/24/2020	26	26	(5)	(5)
Call - CBOT U.S. Treasury 10-Year Note February 2020 Futures	131.000	01/24/2020	7	7	(2)	0
Call - CBOT U.S. Treasury 10-Year Note February 2020 Futures	131.500	01/24/2020	12	12	(3)	0
Call - CBOT U.S. Treasury 10-Year Note February 2020 Futures	132.500	01/24/2020	26	26	(5)	0
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	126.000	02/21/2020	22	22	(3)	(3)
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	130.500	02/21/2020	22	22	(4)	(4)
Total Written Options					$(26)	$(13)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index March Futures	03/2020	1,817	$293,545	$4,948	$700	$0
Euro-BTP Italy Government Bond March Futures	03/2020	4	639	(7)	0	(2)
Euro-Bund 10-Year Bond March Futures	03/2020	40	7,650	(117)	0	(50)
U.S. Treasury 10-Year Note March Futures	03/2020	151	19,392	(169)	0	(17)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2020	147	26,703	(804)	0	(170)
				$3,851	$700	$(239)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2020	14	$(1,661)	$8	$0	$0
Total Futures Contracts				$3,859	$700	$(239)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
American International Group, Inc.	1.000%	Quarterly	12/20/2023	0.453%	$1,100	$4	$19	$23	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2024	0.600	1,300	(5)	28	23	0	(1)
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.159	700	13	2	15	0	0
Exelon Generation Co. LLC	1.000	Quarterly	12/20/2024	0.911	500	1	1	2	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.652	600	(27)	35	8	0	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.766	300	0	3	3	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2024	0.857	2,100	(33)	48	15	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2021	0.229	1,100	16	(3)	13	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.494	400	7	3	10	0	0
Newell Brands, Inc.	1.000	Quarterly	12/20/2022	0.409	300	1	4	5	0	0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2019 (Unaudited)

Prudential Financial, Inc.	1.000	Quarterly	12/20/2024	0.523		200	3	2	5	0	0
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.262		1,400	22	9	31	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2023	0.484	EUR	500	2	8	10	0	0
							$4	$159	$163	$0	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(5)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.HY-33 5-Year Index	(5.000)%	Quarterly	12/20/2024		$1,980	$(132)	$(63)	$(195)	$1	$0
iTraxx Europe Main 31 5-Year Index	(1.000)	Quarterly	06/20/2024	EUR	17,100	(528)	(13)	(541)	6	0
						$(660)	$(76)	$(736)	$7	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.EM-31 5-Year Index	1.000%	Quarterly	06/20/2024	$500	$(17)	$4	$(13)	$0	$0
CDX.EM-32 5-Year Index	1.000	Quarterly	12/20/2024	600	(30)	10	(20)	0	0
CDX.IG-33 5-Year Index	1.000	Quarterly	12/20/2024	179,000	4,064	643	4,707	0	(17)
CDX.IG-33 10-Year Index	1.000	Quarterly	12/20/2029	68,300	(90)	708	618	0	(27)
					$3,927	$1,365	$5,292	$0	$(44)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	5.960%	Maturity	01/02/2023	BRL	19,200	$8	$25	$33	$1	$0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021		$867	1	2	3	0	0
Receive	3-Month USD-LIBOR	3.100	Semi-Annual	11/27/2023		1,400	(1)	(74)	(75)	1	0
Receive	3-Month USD-LIBOR	3.050	Semi-Annual	12/05/2023		1,600	(2)	(81)	(83)	1	0
Pay	3-Month USD-LIBOR	3.060	Semi-Annual	12/07/2023		1,200	10	53	63	0	(1)
Receive	3-Month USD-LIBOR	3.080	Semi-Annual	12/11/2023		1,400	(1)	(73)	(74)	1	0
Receive	3-Month USD-LIBOR	3.120	Semi-Annual	12/12/2023		1,400	(1)	(76)	(77)	1	0
Receive	3-Month USD-LIBOR	3.040	Semi-Annual	12/17/2023		1,300	(1)	(66)	(67)	1	0
Receive	3-Month USD-LIBOR	2.960	Semi-Annual	12/19/2023		1,400	(2)	(66)	(68)	1	0
Receive	3-Month USD-LIBOR	2.895	Semi-Annual	12/21/2023		1,100	(1)	(49)	(50)	1	0
Receive	3-Month USD-LIBOR	2.925	Semi-Annual	12/27/2023		1,400	(2)	(64)	(66)	1	0
Receive	3-Month USD-LIBOR	2.910	Semi-Annual	12/28/2023		1,400	(2)	(63)	(65)	1	0
Receive	3-Month USD-LIBOR	2.930	Semi-Annual	12/31/2023		2,500	(3)	(115)	(118)	2	0
Receive	3-Month USD-LIBOR	2.930	Semi-Annual	01/02/2024		1,700	(2)	(94)	(96)	2	0
Receive	3-Month USD-LIBOR	2.870	Semi-Annual	01/03/2024		1,200	(1)	(64)	(65)	1	0
Receive	3-Month USD-LIBOR	2.890	Semi-Annual	01/07/2024		1,400	(2)	(75)	(77)	1	0
Receive	3-Month USD-LIBOR	2.850	Semi-Annual	01/08/2024		1,700	(2)	(89)	(91)	1	0
Receive	3-Month USD-LIBOR	2.760	Semi-Annual	01/09/2024		1,200	(1)	(58)	(59)	1	0
Receive	3-Month USD-LIBOR	2.720	Semi-Annual	01/15/2024		1,400	(2)	(65)	(67)	1	0
Receive	3-Month USD-LIBOR	2.710	Semi-Annual	01/22/2024		1,400	(2)	(64)	(66)	1	0
Receive	3-Month USD-LIBOR	2.475	Semi-Annual	03/25/2024		1,500	(2)	(54)	(56)	1	0
Receive	3-Month USD-LIBOR	2.430	Semi-Annual	03/26/2024		1,200	(1)	(41)	(42)	1	0
Receive	3-Month USD-LIBOR	2.450	Semi-Annual	03/27/2024		1,200	(1)	(42)	(43)	1	0
Receive	3-Month USD-LIBOR	2.410	Semi-Annual	03/28/2024		1,100	(1)	(37)	(38)	1	0
Receive	3-Month USD-LIBOR	2.440	Semi-Annual	03/29/2024		1,200	(1)	(42)	(43)	1	0
Receive	3-Month USD-LIBOR	2.480	Semi-Annual	04/02/2024		1,200	(1)	(38)	(39)	1	0
Receive	3-Month USD-LIBOR	2.490	Semi-Annual	04/03/2024		1,600	(2)	(50)	(52)	2	0
Receive	3-Month USD-LIBOR	2.510	Semi-Annual	04/08/2024		1,400	(2)	(45)	(47)	1	0
Receive	3-Month USD-LIBOR	2.435	Semi-Annual	04/10/2024		1,500	(2)	(44)	(46)	1	0
Receive	3-Month USD-LIBOR	2.410	Semi-Annual	04/11/2024		1,100	(1)	(32)	(33)	1	0
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	05/17/2024		1,100	(1)	(27)	(28)	1	0
Receive	3-Month USD-LIBOR	2.330	Semi-Annual	05/20/2024		1,300	(1)	(33)	(34)	1	0
Receive	3-Month USD-LIBOR	2.320	Semi-Annual	05/21/2024		1,300	(2)	(32)	(34)	1	0
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	05/22/2024		1,300	(1)	(32)	(33)	1	0
Receive	3-Month USD-LIBOR	2.240	Semi-Annual	05/29/2024		1,100	(1)	(24)	(25)	1	0
Receive	3-Month USD-LIBOR	2.220	Semi-Annual	05/30/2024		1,200	(2)	(24)	(26)	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	05/30/2024		1,200	(1)	(27)	(28)	1	0
Receive	3-Month USD-LIBOR	2.210	Semi-Annual	06/04/2024		1,200	(1)	(25)	(26)	1	0
Receive	3-Month USD-LIBOR	2.200	Semi-Annual	06/05/2024		1,100	(1)	(22)	(23)	1	0
Receive	3-Month USD-LIBOR	2.290	Semi-Annual	06/05/2024		1,100	(1)	(26)	(27)	1	0
Receive	3-Month USD-LIBOR	2.270	Semi-Annual	06/06/2024		1,100	(1)	(25)	(26)	1	0
Receive	3-Month USD-LIBOR	2.190	Semi-Annual	06/11/2024		1,300	(2)	(25)	(27)	1	0
Receive	3-Month USD-LIBOR	2.160	Semi-Annual	06/12/2024		1,500	(2)	(27)	(29)	1	0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2019 (Unaudited)

Receive	3-Month USD-LIBOR	2.210	Semi-Annual	06/12/2024		1,300	(2)	(26)	(28)	1	0
Receive	3-Month USD-LIBOR	2.100	Semi-Annual	06/18/2024		1,300	(2)	(19)	(21)	1	0
Receive	3-Month USD-LIBOR	2.050	Semi-Annual	06/19/2024		1,200	(2)	(15)	(17)	1	0
Receive	3-Month USD-LIBOR	2.080	Semi-Annual	06/20/2024		1,200	(2)	(17)	(19)	1	0
Receive	3-Month USD-LIBOR	2.060	Semi-Annual	06/21/2024		1,600	(2)	(21)	(23)	2	0
Receive	3-Month USD-LIBOR	1.980	Semi-Annual	06/28/2024		1,700	(3)	(16)	(19)	2	0
Receive	3-Month USD-LIBOR	1.880	Semi-Annual	07/02/2024		1,300	(2)	(12)	(14)	1	0
Receive	3-Month USD-LIBOR	1.880	Semi-Annual	07/03/2024		1,200	(2)	(11)	(13)	1	0
Pay	3-Month USD-LIBOR	1.660	Semi-Annual	12/31/2024		1,600	(2)	(4)	(6)	0	(1)
Pay	3-Month USD-LIBOR	3.180	Semi-Annual	10/15/2028		800	(3)	91	88	0	(2)
Receive	3-Month USD-LIBOR	1.870	Semi-Annual	08/13/2029		500	(1)	0	(1)	2	0
Receive	3-Month USD-LIBOR	1.960	Semi-Annual	08/14/2029		500	(1)	(4)	(5)	2	0
Receive	3-Month USD-LIBOR	1.940	Semi-Annual	08/20/2029		600	(2)	(3)	(5)	2	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029		19,800	(324)	157	(167)	63	0
Receive(6)	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		100	(1)	4	3	0	0
Receive (6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2025	GBP	11,400	12	90	102	16	0
Receive (6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050		350	9	35	44	8	0
Pay	UKRPI	3.695	Maturity	12/15/2028		400	0	26	26	0	0
Pay	UKRPI	3.718	Maturity	12/15/2028		400	0	27	27	0	0
Pay	UKRPI	3.585	Maturity	10/15/2046		150	0	45	45	0	(4)
							$(370)	$(1,603)	$(1,973)	$147	$(8)
Total Swap Agreements							$2,901	$(155)	$2,746	$154	$(54)

(m)	Securities with an aggregate market value of $9,878 and cash of $11,970 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(6)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	02/2020	PLN	2,777		$706	$0	$(26)
BPS	01/2020	EUR	568		636	0	(1)
BRC	01/2020	MXN	18,463		953	0	(21)
	01/2020		$965	MXN	18,959	35	0
CBK	01/2020	BRL	7,602		$1,870	0	(20)
	01/2020	MXN	496		26	0	0
	01/2020	PEN	1,541		455	0	(10)
	01/2020		$1,886	BRL	7,602	4	0
	02/2020		1,868		7,602	20	0
	02/2020		705	PLN	2,790	31	0
	03/2020	KRW	120,711		$103	0	(2)
DUB	01/2020	BRL	7,602		1,886	0	(4)
	01/2020	PEN	1,473		433	0	(11)
	01/2020		$1,799	BRL	7,602	90	0
FBF	03/2020		1,434	INR	103,677	10	0
GLM	01/2020	BRL	3,527		$875	0	(2)
	01/2020		$875	BRL	3,527	2	0
	02/2020	BRL	3,527		$877	1	0
	02/2020		$562	RUB	36,000	16	0
HUS	01/2020		357	EUR	322	4	0
	01/2020		2,621	GBP	2,030	69	0
	02/2020	BRL	4,096		$1,001	0	(16)
	02/2020		$1,610	NOK	14,790	75	0
SCX	01/2020	GBP	503		$657	0	(9)
SSB	01/2020	BRL	3,527		868	0	(9)
TOR	01/2020	CAD	2,876		2,169	0	(46)
UAG	01/2020	EUR	3,195		3,528	0	(57)
Total Forward Foreign Currency Contracts						$357	$(234)

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2019 (Unaudited)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	120.000	04/17/2020	16,900	$311	$1

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.350%	04/23/2020	137,100	$101	$16
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.185	04/09/2020	43,700	55	1
							$156	$17
Total Purchased Options							$467	$18

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475%	02/19/2020	1,700	$(1)	$(3)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.725	02/19/2020	1,700	(1)	0
BPS	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	1,400	(2)	0
	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475	02/19/2020	1,500	(1)	(3)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.800	02/19/2020	1,500	(1)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	02/19/2020	1,300	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	1,300	(1)	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	1,300	(2)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	900	(1)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	900	(1)	0
CBK	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	1,000	(1)	0
	Put - OTC CDX.IG-33 5-Year Index	Sell	1.000	01/15/2020	1,500	(1)	0
	Put - OTC CDX.IG-33 5-Year Index	Sell	1.200	01/15/2020	2,300	(1)	0
	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475	02/19/2020	2,100	(1)	(3)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.625	02/19/2020	2,100	(2)	(1)
FBF	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475	01/15/2020	3,600	(1)	(5)
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.625	01/15/2020	3,600	(3)	0
	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	1,400	(2)	0
GST	Put - OTC CDX.IG-32 5-Year Index	Sell	2.900	06/17/2020	1,800	(2)	0
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	3.000	06/17/2020	1,700	(2)	0
MEI	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	1,100	(1)	(3)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	1,100	(1)	0
MYC	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475	01/15/2020	2,600	(1)	(3)
						$(31)	$(24)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	4,000	$(36)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.465%	01/13/2020	1,500	$(2)	$0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.745	01/13/2020	1,500	(2)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.700	01/16/2020	800	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.950	01/16/2020	800	(2)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.760	01/30/2020	1,700	(4)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.030	01/30/2020	1,700	(4)	(5)
BPS	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.360	01/21/2020	1,200	(2)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750	01/21/2020	1,200	(2)	(3)

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2019 (Unaudited)

DUB	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.438	01/03/2020	2,100	(3)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.693	01/03/2020	2,100	(3)	(5)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.276	04/23/2020	28,800	(101)	(33)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	01/02/2020	1,500	(2)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750	01/02/2020	1,500	(2)	(1)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.340	01/03/2020	1,500	(2)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.620	01/03/2020	1,500	(2)	(8)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.460	01/06/2020	1,600	(2)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.740	01/06/2020	1,600	(2)	(2)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.470	01/09/2020	1,500	(2)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750	01/09/2020	1,500	(3)	(2)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.540	01/13/2020	1,400	(2)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.820	01/13/2020	1,400	(2)	(1)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.510	01/06/2020	1,300	(2)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.780	01/06/2020	1,300	(2)	(1)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.485	01/10/2020	1,900	(3)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	01/10/2020	1,900	(3)	(2)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.148	04/09/2020	9,200	(55)	(5)
							$(213)	$(79)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2050	$97.469	01/07/2020	2,200	$(6)	$(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2050	97.563	01/07/2020	1,700	(7)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2050	99.469	01/07/2020	2,200	(6)	(3)
					$(19)	$(5)
Total Written Options					$(299)	$(108)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2021	0.329%	$800	$(8)	$16	$8	$0
BPS	BHP Billiton Finance USA Ltd.	1.000	Quarterly	06/20/2021	0.105	400	(15)	20	5	0
	China Government International Bond	1.000	Quarterly	12/20/2021	0.079	1,400	(3)	29	26	0
	Italy Government International Bond	1.000	Quarterly	06/20/2021	0.329	600	(4)	10	6	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.685	100	(2)	4	2	0
BRC	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.894	400	(2)	4	2	0
	Indonesia Government International Bond	1.000	Quarterly	12/20/2023	0.466	400	(11)	19	8	0
	Italy Government International Bond	1.000	Quarterly	06/20/2021	0.329	700	(6)	13	7	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.494	800	(2)	16	14	0
	Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.539	800	12	6	18	0
	State Grid Overseas Investment Ltd.	1.000	Quarterly	12/20/2024	0.564	300	4	2	6	0
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.631	100	(1)	3	2	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.685	100	(2)	3	1	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.223	1,500	9	20	29	0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2019 (Unaudited)

GST	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.510	300	(4)	10	6	0
	Fiserv, Inc.	1.000	Quarterly	12/20/2024	1.113	500	(6)	3	0	(3)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.784	300	(2)	5	3	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.501	1,800	(75)	38	0	(37)
HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.559	500	(8)	17	9	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.685	300	(4)	8	4	0
MYC	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.365	300	(5)	11	6	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.784	1,200	(7)	20	13	0
UAG	Avolon Holdings Ltd. «	5.000	Quarterly	07/01/2020	0.654	1,800	105	(65)	40	0
							$(37)	$212	$215	$(40)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

								Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-27 5-Year Index 25-35%	5.000%	Quarterly	12/20/2021	$900	$73	$15	$88	$0
CBK	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	700	59	9	68	0
GST	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	2,900	273	10	283	0
	CDX.HY-29 5-Year Index 25-35%	5.000	Quarterly	12/20/2022	100	14	0	14	0
	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	300	35	16	51	0
JPM	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	600	58	0	58	0
	CDX.HY-29 5-Year Index 25-35%	5.000	Quarterly	12/20/2022	2,700	436	(63)	373	0
	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	100	13	4	17	0
						$961	$(9)	$952	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	S&P 500 Total Return Index	2,419	2.155% (3-Month USD-LIBOR plus a specified spread)	Quarterly	06/11/2020	$15,853	$0	$(80)	$0	$(80)
	Receive	S&P 500 Total Return Index	6,893	2.052%(3-Month USD-LIBOR plus a specified spread)	Quarterly	08/05/2020	42,314	0	2,717	2,717	0
BPS	Receive	S&P 500 Total Return Index	4,085	2.191% (3-Month USD-LIBOR plus a specified spread)	Quarterly	04/15/2020	26,772	0	(117)	0	(117)
	Receive	S&P 500 Total Return Index	4,085	2.191% (3-Month USD-LIBOR plus a specified spread)	Quarterly	07/23/2020	26,771	0	(116)	0	(116)
	Receive	S&P 500 Total Return Index	7,175	2.191% (3-Month USD-LIBOR plus a specified spread)	Quarterly	10/07/2020	47,022	0	(120)	0	(120)
	Receive	S&P 500 Total Return Index	1,516	2.072% (3-Month USD-LIBOR plus a specified spread)	Quarterly	10/14/2020	9,306	0	597	597	0
BRC	Receive	S&P 500 Total Return Index	7,472	2.063% (3-Month USD-LIBOR plus a specified spread)	Quarterly	05/26/2020	47,184	0	1,666	1,666	0
CBK	Receive	S&P 500 Total Return Index	6,749	1.984% (3-Month USD-LIBOR plus a specified spread)	Quarterly	03/18/2020	43,666	0	528	528	0
FAR	Receive	S&P 500 Total Return Index	1,516	2.062% (3-Month USD-LIBOR plus a specified spread)	Quarterly	04/22/2020	9,306	0	598	598	0
	Receive	S&P 500 Total Return Index	7,218	2.126% (3-Month USD-LIBOR plus a specified spread)	Quarterly	04/22/2020	43,820	0	3,313	3,313	0
GST	Receive	S&P 500 Total Return Index	4,349	2.052% (3-Month USD-LIBOR plus a specified spread)	Quarterly	01/15/2020	26,698	0	1,714	1,714	0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2019 (Unaudited)

HUS	Receive	S&P 500 Total Return Index	1,611	2.085% (3-Month USD-LIBOR plus a specified spread)	Quarterly	05/20/2020	10,173	0	360	360	0
	Receive	S&P 500 Total Return Index	1,416	2.153% (3-Month USD-LIBOR plus a specified spread)	Quarterly	10/07/2020	8,552	0	689	689	0
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.908% (3-Month USD-LIBOR)	Maturity	03/20/2020	300	(2)	10	8	0
								$(2)	$11,759	$12,190	$(433)
Total Swap Agreements								$922	$11,962	$13,357	$(473)

(o)	Securities with an aggregate market value of $100 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.
FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$2,856	$1,512	$4,368
Corporate Bonds & Notes
Banking & Finance	0	84,012	0	84,012
Industrials	0	134,924	0	134,924
Utilities	0	47,531	0	47,531
Municipal Bonds & Notes
California	0	4,945	0	4,945
Georgia	0	3,293	0	3,293
New Jersey	0	501	0	501
New York	0	538	0	538
Ohio	0	2,663	0	2,663
West Virginia	0	99	0	99
U.S. Government Agencies	0	120,336	0	120,336
U.S. Treasury Obligations	0	319,774	0	319,774
Non-Agency Mortgage-Backed Securities	0	20,105	0	20,105
Asset-Backed Securities	0	19,719	0	19,719
Sovereign Issues	0	7,898	0	7,898
Preferred Securities
Banking & Finance	0	3,100	0	3,100
Short-Term Instruments
Repurchase Agreements	0	321	0	321
Argentina Treasury Bills	0	23	62	85
	$0	$772,638	$1,574	$774,212
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$50,581	$0	$0	$50,581
Total Investments	$50,581	$772,638	$1,574	$824,793
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,784)	$0	$(2,784)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	700	154	0	854
Over the counter	0	13,692	40	13,732
	$700	$13,846	$40	$14,586
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(239)	(67)	0	(306)

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2019 (Unaudited)

Over the counter	0	(815)	0	(815)
	$(239)	$(882)	$0	$(1,121)
Total Financial Derivative Instruments	$461	$12,964	$40	$13,465
Totals	$51,042	$782,818	$1,614	$835,474

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 102.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
American Honda Finance Corp. 2.811% (LIBOR03M + 0.850%) due 03/29/2021 «~		$1,200	$1,200
Charter Communications Operating LLC 3.550% (LIBOR03M + 1.750%) due 02/01/2027 ~		869	876
Toyota Motor Credit Corp. 2.525% (LIBOR03M + 0.580%) due 09/28/2020 «~		2,600	2,599
Total Loan Participations and Assignments (Cost $4,660)			4,675
CORPORATE BONDS & NOTES 10.8%
BANKING & FINANCE 7.1%
Ally Financial, Inc.
4.125% due 02/13/2022		100	103
4.250% due 04/15/2021		100	102
AXA Equitable Holdings, Inc. 4.350% due 04/20/2028		1,200	1,303
Banco del Estado de Chile 4.125% due 10/07/2020		1,800	1,824
Bank of Ireland 7.375% due 06/18/2020 ●(g)(h)	EUR	400	464
Barclays Bank PLC
7.625% due 11/21/2022 (h)		$1,000	1,124
10.179% due 06/12/2021		2,800	3,113
Barclays PLC
3.200% due 08/10/2021		1,100	1,116
3.284% (US0003M + 1.380%) due 05/16/2024 ~		4,800	4,857
4.610% due 02/15/2023 ●		3,100	3,238
4.972% due 05/16/2029 ●		1,400	1,578
7.125% due 06/15/2025 ●(g)(h)	GBP	3,900	5,850
8.000% due 12/15/2020 ●(g)(h)	EUR	600	719
8.000% due 06/15/2024 ●(g)(h)		$2,000	2,239
BOC Aviation Ltd. 3.500% due 01/31/2023		500	511
Citigroup, Inc.
2.930% (US0003M + 1.023%) due 06/01/2024 ~		3,500	3,543
4.044% due 06/01/2024 ●		1,000	1,058
Cooperatieve Rabobank UA
5.500% due 06/29/2020 ●(g)(h)	EUR	1,400	1,610
6.625% due 06/29/2021 ●(g)(h)		1,400	1,708
6.875% due 03/19/2020 (h)		2,600	2,960
Credit Suisse Group AG
6.375% due 08/21/2026 ●(g)(h)		$1,700	1,837
7.500% due 07/17/2023 ●(g)(h)		1,600	1,752
Credit Suisse Group Funding Guernsey Ltd. 3.750% due 03/26/2025		600	635
Danske Bank A/S 2.947% (US0003M + 1.060%) due 09/12/2023 ~		1,400	1,397
Deutsche Bank AG
3.149% (US0003M + 1.230%) due 02/27/2023 ~		5,000	4,903
3.961% due 11/26/2025 ●		6,300	6,439
4.250% due 10/14/2021		4,500	4,628
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,100	1,335
Ford Motor Credit Co. LLC
2.865% (US0003M + 0.930%) due 09/24/2020 ~		$2,900	2,904
3.012% (US0003M + 1.000%) due 01/09/2020 ~		2,100	2,100
3.157% due 08/04/2020		1,500	1,506
3.550% due 10/07/2022		900	913
Goldman Sachs Group, Inc.
3.080% (US0003M + 1.170%) due 11/15/2021 ~		2,100	2,117
3.094% (US0003M + 1.160%) due 04/23/2020 ~		1,300	1,303
HSBC Holdings PLC
2.504% (US0003M + 0.600%) due 05/18/2021 ~		1,600	1,602
2.904% (US0003M + 1.000%) due 05/18/2024 ~		600	605
3.000% due 05/29/2030 ●	GBP	2,700	3,776
3.400% due 03/08/2021		$700	711
4.292% due 09/12/2026 ●		1,300	1,405
4.300% due 03/08/2026		600	653
ING Groep NV 5.750% due 11/16/2026 ●(g)(h)		1,100	1,159

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2019 (Unaudited)

JPMorgan Chase & Co.
2.509% (US0003M + 0.610%) due 06/18/2022 ~		3,800	3,816
2.824% (US0003M + 0.890%) due 07/23/2024 ~		3,100	3,127
3.797% due 07/23/2024 ●		1,200	1,265
Lloyds Banking Group PLC
2.728% (US0003M + 0.800%) due 06/21/2021 ~		2,300	2,313
2.858% due 03/17/2023 ●		500	506
4.050% due 08/16/2023		2,600	2,757
4.550% due 08/16/2028		2,500	2,800
7.500% due 09/27/2025 ●(g)(h)		1,100	1,234
Mitsubishi UFJ Financial Group, Inc. 2.623% due 07/18/2022		2,800	2,838
Morgan Stanley
3.336% (US0003M + 1.400%) due 10/24/2023 ~		400	409
3.875% due 04/29/2024		600	638
Navient Corp.
5.875% due 03/25/2021		200	207
6.625% due 07/26/2021		200	212
8.000% due 03/25/2020		100	101
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021		300	298
2.600% due 09/28/2022		400	401
2.650% due 07/13/2022		1,000	1,003
Royal Bank of Scotland Group PLC
2.000% due 03/04/2025 ●	EUR	1,000	1,187
3.497% (US0003M + 1.550%) due 06/25/2024 ~		$2,400	2,438
4.519% due 06/25/2024 ●		1,500	1,593
4.892% due 05/18/2029 ●		3,500	3,957
5.076% due 01/27/2030 ●		1,500	1,725
7.500% due 08/10/2020 ●(g)(h)		800	819
8.000% due 08/10/2025 ●(g)(h)		1,400	1,614
8.625% due 08/15/2021 ●(g)(h)		500	542
Santander UK Group Holdings PLC 4.796% due 11/15/2024 ●		2,400	2,591
Santander UK PLC 2.875% due 06/18/2024		4,200	4,295
SL Green Realty Corp. 4.500% due 12/01/2022		3,100	3,268
SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022		400	407
Springleaf Finance Corp.
6.125% due 03/15/2024		700	768
8.250% due 12/15/2020		200	210
Standard Chartered PLC 3.091% (US0003M + 1.200%) due 09/10/2022 ~		4,000	4,033
UBS AG
4.750% due 02/12/2026 ●(h)	EUR	3,700	4,363
5.125% due 05/15/2024 (h)		$3,300	3,564
UBS Group AG
2.860% (US0003M + 0.950%) due 08/15/2023 ~		2,200	2,215
2.950% due 09/24/2020		400	403
4.125% due 09/24/2025		500	544
UniCredit SpA
6.572% due 01/14/2022		1,900	2,040
7.830% due 12/04/2023		4,050	4,726
WPC Eurobond BV 2.250% due 04/09/2026	EUR	3,500	4,219
			158,146
INDUSTRIALS 2.5%
Allergan Funding SCS 3.450% due 03/15/2022		$1,500	1,534
Allergan Sales LLC 4.875% due 02/15/2021		233	240
BAT Capital Corp. 3.222% due 08/15/2024		100	102
BAT International Finance PLC 3.950% due 06/15/2025		600	635
Centene Corp. 4.625% due 12/15/2029		3,000	3,167
Charter Communications Operating LLC
3.559% (US0003M + 1.650%) due 02/01/2024 ~		4,600	4,735
3.579% due 07/23/2020		1,700	1,711
4.464% due 07/23/2022		500	526
4.908% due 07/23/2025		2,300	2,534
CSN Resources S.A. 7.625% due 02/13/2023		200	214
Daimler Finance North America LLC 2.810% (US0003M + 0.900%) due 02/15/2022 ~		2,550	2,570
Enbridge, Inc. 2.594% (US0003M + 0.700%) due 06/15/2020 ~		1,300	1,302
GATX Corp. 2.611% (US0003M + 0.720%) due 11/05/2021 ~		2,500	2,511
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		1,700	1,807

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2019 (Unaudited)

IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		3,800	4,096
Imperial Brands Finance PLC
2.950% due 07/21/2020		1,900	1,906
3.125% due 07/26/2024		5,600	5,660
3.500% due 07/26/2026		200	201
INEOS Finance PLC 2.125% due 11/15/2025	EUR	2,000	2,263
McDonald’s Corp. 2.366% (US0003M + 0.430%) due 10/28/2021 ~		$1,200	1,204
Micron Technology, Inc.
4.185% due 02/15/2027		2,000	2,141
5.327% due 02/06/2029		1,700	1,950
Netflix, Inc. 3.875% due 11/15/2029	EUR	1,400	1,667
Occidental Petroleum Corp. 3.360% (US0003M + 1.450%) due 08/15/2022 ~		$3,100	3,117
Reynolds American, Inc. 4.000% due 06/12/2022		100	104
Sands China Ltd.
5.125% due 08/08/2025		2,900	3,191
5.400% due 08/08/2028		2,200	2,486
Sasol Financing USA LLC 5.875% due 03/27/2024		500	541
Tesco PLC 6.125% due 02/24/2022	GBP	100	146
United Technologies Corp. 2.554% (US0003M + 0.650%) due 08/16/2021 ~		$300	300
Zimmer Biomet Holdings, Inc. 3.550% due 04/01/2025		1,700	1,792
			56,353
UTILITIES 1.2%
AT&T, Inc.
2.657% (US0003M + 0.750%) due 06/01/2021 ~		5,600	5,635
2.951% (US0003M + 0.950%) due 07/15/2021 ~		4,200	4,241
3.067% (US0003M + 1.180%) due 06/12/2024 ~		3,700	3,767
FirstEnergy Corp. 2.850% due 07/15/2022		800	813
Petrobras Global Finance BV 5.093% due 01/15/2030		1,942	2,083
Sempra Energy 2.344% (US0003M + 0.450%) due 03/15/2021 ~		2,500	2,501
Southern Power Co. 2.458% (US0003M + 0.550%) due 12/20/2020 ~		2,700	2,701
Sprint Communications, Inc. 6.000% due 11/15/2022		1,300	1,366
Sprint Corp. 7.250% due 09/15/2021		2,100	2,224
			25,331
Total Corporate Bonds & Notes (Cost $231,269)			239,830
MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.0%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010 6.907% due 10/01/2050		100	161
California State University Revenue Bonds, (BABs), Series 2010 6.434% due 11/01/2030		100	130
			291
ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040		300	406
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		400	479
7.750% due 01/01/2042		102	116
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009 6.832% due 02/01/2035		200	259
			1,260
NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010 6.820% due 07/01/2045		100	158
NEW YORK 0.1%
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010 5.883% due 04/01/2030		1,000	1,243

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2019 (Unaudited)

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047	490	510
Total Municipal Bonds & Notes (Cost $2,769)		3,462
U.S. GOVERNMENT AGENCIES 36.2%
Fannie Mae
1.768% due 12/25/2036 ●	14	13
2.142% due 07/25/2037 - 03/25/2044 ●	84	84
2.172% due 07/25/2037 ●	32	32
2.192% due 09/25/2035 ●	73	72
2.202% due 09/25/2035 ●	137	137
2.310% due 08/01/2022	99	100
2.512% due 06/25/2037 ●	199	201
2.542% due 01/25/2040 ●	521	528
2.960% due 05/01/2022	3,656	3,728
3.155% due 05/01/2022	754	771
3.499% due 05/01/2036 ●	1	1
3.527% due 07/01/2044 ●	11	11
3.750% due 07/25/2042	5,505	6,098
4.150% due 01/01/2036 ●	15	16
4.186% due 12/01/2036 ●	4	4
4.234% due 05/25/2035 ~	6	6
4.399% due 09/01/2033 ●	14	15
4.516% due 08/01/2033 ●	7	7
5.000% due 04/25/2033	2	2
5.094% due 09/01/2034 ●	2	2
5.285% due 06/01/2033 ●	104	109
FDIC Structured Sale Guaranteed Notes 2.209% due 11/29/2037 ●	21	21
Freddie Mac
2.310% due 06/15/2041 ●	84	85
2.440% due 08/15/2037 ●	122	124
2.450% due 10/15/2037 ●	23	23
2.460% due 05/15/2037 - 09/15/2037 ●	144	146
3.378% due 02/25/2045 ●	12	13
4.000% due 11/01/2047 - 05/01/2049	16,259	17,016
4.500% due 03/01/2029	34	36
4.980% due 03/01/2034 ●	50	53
5.500% due 08/15/2030 - 07/01/2038	26	29
Ginnie Mae
3.500% due 11/20/2044 ●	2,392	2,438
4.000% due 03/20/2027 ●	1	1
5.000% due 04/15/2036 - 09/15/2039	1,284	1,428
Ginnie Mae, TBA 5.000% due 01/01/2050	6,000	6,325
Small Business Administration 5.520% due 06/01/2024	43	45
Uniform Mortgage-Backed Security
2.500% due 10/01/2049 - 12/01/2049	72,799	71,980
3.500% due 12/01/2047 - 08/01/2048	67,728	70,297
4.000% due 10/01/2047 - 08/01/2049	30,335	31,808
5.500% due 03/01/2034 - 07/01/2035	100	113
6.000% due 08/01/2036 - 02/01/2038	98	113
6.500% due 10/01/2035 - 10/01/2036	152	168
Uniform Mortgage-Backed Security, TBA
2.500% due 01/01/2050	18,743	18,523
3.000% due 02/01/2050	167,000	169,165
3.500% due 01/01/2050	59,900	61,591
4.000% due 01/01/2050 - 02/01/2050	295,600	307,405
4.500% due 02/01/2050	33,800	35,606
Total U.S. Government Agencies (Cost $801,226)		806,489
U.S. TREASURY OBLIGATIONS 31.5%
U.S. Treasury Bonds
3.000% due 08/15/2048	600	675
3.000% due 02/15/2049	22,200	25,023
4.375% due 05/15/2040	8,200	11,002
4.625% due 02/15/2040	5,900	8,152
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2022 (l)	52,417	52,393
0.125% due 04/15/2022 (l)	100,740	100,599
0.125% due 07/15/2022	5,260	5,282
0.375% due 07/15/2027	4,734	4,830
0.625% due 07/15/2021	54,236	54,847
0.625% due 01/15/2026	3,098	3,193
0.625% due 02/15/2043	895	906
1.000% due 02/15/2046	5,539	6,097
1.000% due 02/15/2048	20,350	22,539
1.000% due 02/15/2049	24,496	27,246
1.375% due 02/15/2044	5,521	6,516
1.750% due 01/15/2028	1,228	1,380

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2019 (Unaudited)

2.375% due 01/15/2027		3,445	3,978
U.S. Treasury Notes
1.625% due 02/15/2026 (n)		4,000	3,961
1.750% due 05/15/2023 (l)(n)		2,140	2,147
2.125% due 09/30/2021 (l)(n)		2,200	2,220
2.250% due 12/31/2023 (l)(n)		6,300	6,439
2.375% due 05/15/2029		67,500	70,117
2.625% due 12/31/2025 (n)		15,300	16,033
2.625% due 02/15/2029		170,000	180,072
2.750% due 02/15/2024 (l)(n)		4,700	4,900
3.000% due 09/30/2025		38,100	40,664
3.000% due 10/31/2025 (n)		38,100	40,687
Total U.S. Treasury Obligations (Cost $680,271)			701,898
NON-AGENCY MORTGAGE-BACKED SECURITIES 5.2%
American Home Mortgage Investment Trust 3.907% due 02/25/2045 ●		27	27
Banc of America Funding Trust
4.321% due 01/20/2047 ^~		65	63
4.675% due 05/25/2035 ~		29	30
Bear Stearns Adjustable Rate Mortgage Trust
4.283% due 01/25/2034 ~		22	23
4.654% due 01/25/2034 ~		1	1
Bear Stearns ALT-A Trust
2.132% due 08/25/2036 ^●		1,605	1,838
4.103% due 09/25/2035 ^~		41	34
4.413% due 05/25/2035 ~		180	183
ChaseFlex Trust 2.092% due 07/25/2037 ●		438	392
Citigroup Global Markets Mortgage Securities, Inc. 7.000% due 06/25/2033 þ		2	2
Citigroup Mortgage Loan Trust
4.169% due 09/25/2037 ^~		2,523	2,474
4.380% due 10/25/2035 ●		10	10
CLNY Trust 2.869% due 11/15/2038 ●		7,075	7,013
Countrywide Alternative Loan Trust
1.912% due 06/25/2036 ●		2,060	1,975
1.972% due 05/25/2047 ●		237	227
1.975% due 03/20/2046 ●		4,280	3,989
1.995% due 05/20/2046 ^●		98	85
3.799% due 08/25/2035 ●		6,656	6,548
6.000% due 10/25/2033		10	10
6.000% due 12/25/2034		4,148	4,125
6.000% due 12/25/2035 ^		3,010	2,876
Countrywide Home Loan Mortgage Pass-Through Trust
3.711% due 02/20/2036 ^●		23	20
3.832% due 02/20/2035 ~		59	60
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 2.292% due 02/25/2035 ●		277	268
First Horizon Mortgage Pass-Through Trust 4.664% due 08/25/2035 ~		34	29
Grifonas Finance PLC 0.000% due 08/28/2039 ●	EUR	171	178
GSMPS Mortgage Loan Trust 2.142% due 01/25/2036 ●		$2,105	1,843
GSR Mortgage Loan Trust
3.777% due 06/25/2034 ~		30	29
4.133% due 11/25/2035 ~		30	31
4.217% due 11/25/2035 ^~		133	130
6.000% due 03/25/2037 ^		26	22
HarborView Mortgage Loan Trust
1.969% due 12/19/2036 ●		1,351	1,206
2.204% due 05/19/2035 ●		1,089	1,057
Hawksmoor Mortgages 1.761% due 05/25/2053 ●	GBP	10,158	13,489
Impac CMB Trust 2.792% due 07/25/2033 ●		$11	11
IndyMac Mortgage Loan Trust
1.982% due 09/25/2046 ●		299	287
2.412% due 06/25/2034 ●		34	34
JPMorgan Chase Commercial Mortgage Securities Trust 3.190% due 12/15/2031 ●		2,300	2,300
JPMorgan Mortgage Trust
3.972% due 11/25/2035 ^~		83	78
4.305% due 07/25/2035 ~		557	570
4.692% due 08/25/2034 ~		382	400
5.750% due 01/25/2036 ^		30	23
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ		2,424	2,426
London Wall Mortgage Capital PLC 1.639% due 11/15/2049 ●	GBP	837	1,109
Merrill Lynch Mortgage Investors Trust
2.002% due 02/25/2036 ●		$47	46
2.042% due 11/25/2035 ●		23	22

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2019 (Unaudited)

3.407% (US0006M + 1.500%) due 12/25/2032 ~		1	1
4.359% due 02/25/2035 ~		519	526
MF1 2019-FL2 Ltd. 2.922% due 12/25/2034 ●		5,200	5,212
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		5,262	5,267
Prime Mortgage Trust 2.192% due 02/25/2034 ●		6	6
Residential Accredit Loans, Inc. Trust
1.962% due 01/25/2037 ●		2,124	2,003
1.977% due 08/25/2036 ●		603	563
3.255% due 10/25/2037 ~		2,146	2,025
Structured Adjustable Rate Mortgage Loan Trust 4.241% due 08/25/2035 ~		44	45
Structured Asset Mortgage Investments Trust 2.014% due 07/19/2035 ●		231	230
Thornburg Mortgage Securities Trust 3.252% due 06/25/2047 ^●		364	340
Towd Point Mortgage Funding 0.000% due 07/20/2045 ●	GBP	13,800	18,279
Towd Point Mortgage Funding PLC 1.820% due 10/20/2051 ●		4,622	6,159
WaMu Mortgage Pass-Through Certificates Trust
2.082% due 10/25/2045 ●		$22	21
2.162% due 05/25/2034 ●		1,947	1,780
2.350% due 02/27/2034 ●		24	24
3.239% due 02/25/2046 ●		97	99
3.439% due 11/25/2042 ●		13	12
3.639% due 08/25/2042 ●		9	9
3.800% due 07/25/2037 ^~		8,272	7,756
Washington Mutual Mortgage Pass-Through Certificates Trust 3.069% due 11/25/2046 ●		7,783	7,333
Total Non-Agency Mortgage-Backed Securities (Cost $107,672)			115,283
ASSET-BACKED SECURITIES 10.1%
Aames Mortgage Investment Trust 2.782% due 07/25/2035 ●		4,200	4,215
ACE Securities Corp. Home Equity Loan Trust
1.922% due 12/25/2036 ●		5,850	3,718
2.692% due 09/25/2033 ●		1,197	1,205
Allegro CLO Ltd. 3.156% due 01/30/2026 ●		162	162
Argent Securities Trust 2.062% due 05/25/2036 ●		6,450	2,473
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.172% due 02/25/2036 ●		1,374	1,146
Asset-Backed Securities Corp. Home Equity Loan Trust
2.602% due 06/25/2034 ●		4,500	4,441
2.752% due 07/25/2035 ●		300	301
Avery Point CLO Ltd. 2.982% due 07/17/2026 ●		3,401	3,399
Bayview Financial Asset Trust 2.927% due 03/25/2037 ●		613	609
Bear Stearns Asset-Backed Securities Trust
2.742% due 10/25/2037 ●		2,475	2,441
3.338% due 10/25/2036 ~		259	177
CIFC Funding Ltd. 2.800% due 10/25/2027 ●		2,200	2,196
CIT Mortgage Loan Trust
3.142% due 10/25/2037 ●		2,495	2,522
3.292% due 10/25/2037 ●		2,600	2,641
Citigroup Mortgage Loan Trust 2.052% due 03/25/2036 ●		7,063	6,776
Citigroup Mortgage Loan Trust, Inc. 2.052% due 03/25/2037 ●		1,273	1,176
Countrywide Asset-Backed Certificates
1.922% due 12/25/2036 ^●		1,982	1,868
1.932% due 05/25/2037 ●		3,757	3,605
1.932% due 07/25/2037 ^●		5,181	4,733
1.932% due 06/25/2047 ^●		1,094	1,004
1.942% due 04/25/2047 ^●		291	281
1.992% due 08/25/2036 ●		2,614	2,607
1.992% due 02/25/2037 ●		1,109	1,016
2.042% due 02/25/2036 ●		960	908
2.042% due 06/25/2047 ●		1,600	1,520
2.052% due 12/25/2036 ^●		5,200	5,085
Countrywide Asset-Backed Certificates Trust
1.942% due 02/25/2037 ●		7	7
1.952% due 03/25/2037 ●		287	285
Credit Suisse First Boston Mortgage Securities Corp. 2.412% due 01/25/2032 ●		6	6
Credit-Based Asset Servicing & Securitization Trust 2.042% due 07/25/2036 ●		2,000	1,917
ECMC Group Student Loan Trust 2.792% due 07/25/2069 ●		2,710	2,698

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2019 (Unaudited)

Ellington Loan Acquisition Trust 2.892% due 05/25/2037 ●		1,560	1,562
Euro-Galaxy CLO BV 0.820% due 11/10/2030 ●	EUR	1,300	1,453
First NLC Trust 2.282% due 02/25/2036 ●		$14,622	11,622
Fremont Home Loan Trust 1.852% due 01/25/2037 ●		8	4
GLS Auto Receivables Issuer Trust 2.580% due 07/17/2023		4,558	4,566
Halcyon Loan Advisors Funding Ltd. 3.053% due 10/22/2025 ●		348	348
HSI Asset Securitization Corp. Trust 1.942% due 12/25/2036 ●		9,302	8,381
Jamestown CLO Ltd. 2.871% due 01/15/2028 ●		5,600	5,594
JPMorgan Mortgage Acquisition Trust
1.927% due 07/25/2036 ●		1,507	1,237
2.002% due 03/25/2037 ●		833	834
2.062% due 08/25/2036 ●		1,100	1,007
2.092% due 03/25/2037 ●		5,503	5,117
Long Beach Mortgage Loan Trust
2.352% due 10/25/2034 ●		12	12
2.552% due 08/25/2045 ●		3,583	3,592
MASTR Asset-Backed Securities Trust 1.892% due 11/25/2036 ●		10,257	7,117
Morgan Stanley ABS Capital, Inc. Trust
1.922% due 02/25/2037 ●		3,443	3,181
1.942% due 06/25/2036 ●		2,061	1,433
1.972% due 02/25/2037 ●		1,691	781
2.007% due 03/25/2037 ●		10,587	5,670
2.022% due 09/25/2036 ●		913	510
2.722% due 07/25/2035 ●		4,500	4,498
Mountain Hawk CLO Ltd. 3.203% due 04/18/2025 ●		580	581
Navient Private Education Loan Trust 2.140% due 12/16/2058 ●		16	16
OHA Credit Partners Ltd. 2.976% due 10/20/2025 ●		82	82
Ozlme BV 0.820% due 01/18/2030 ●	EUR	2,500	2,805
RAAC Trust 2.272% due 03/25/2037 ●		$308	309
Residential Asset Securities Corp. Trust
2.232% due 12/25/2035 ●		10,019	9,749
2.262% due 11/25/2035 ●		13,000	12,625
Saxon Asset Securities Trust 2.242% due 11/25/2037 ●		3,580	3,502
Securitized Asset-Backed Receivables LLC Trust
1.882% due 05/25/2037 ●		14,069	9,225
2.042% due 05/25/2036 ●		3,309	2,099
SLM Student Loan Trust 0.000% due 12/15/2023 ●	EUR	14	15
Sound Point CLO Ltd. 3.084% due 01/23/2029 ●		$3,200	3,198
Soundview Home Loan Trust
2.102% due 02/25/2036 ●		3,100	2,915
2.632% due 08/25/2035 ^●		2,989	2,816
2.872% due 07/25/2035 ●		3,290	3,223
Structured Asset Investment Loan Trust 1.942% due 09/25/2036 ●		1,087	1,059
Structured Asset Securities Corp. Mortgage Loan Trust
2.112% due 05/25/2037 ●		173	173
2.132% due 02/25/2036 ●		846	848
2.442% due 04/25/2031 ●		4,830	4,744
Telos CLO Ltd. 2.952% due 04/17/2028 ●		2,700	2,696
THL Credit Wind River CLO Ltd. 2.856% due 10/15/2027 ●		4,600	4,600
TICP CLO Ltd. 2.806% due 04/20/2028 ●		1,800	1,797
Towd Point Mortgage Trust
3.000% due 11/25/2059 ~		2,733	2,741
3.533% due 10/25/2057 ~		4,900	4,802
Venture CLO Ltd.
2.821% due 04/15/2027 ●		8,341	8,329
2.992% due 04/20/2029 ●		5,400	5,396
Total Asset-Backed Securities (Cost $211,451)			226,002
SOVEREIGN ISSUES 2.6%
Argentina Government International Bond
3.750% due 12/31/2038 þ		9,150	4,492
5.875% due 01/11/2028		4,300	2,033
42.836% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	4,863	43
56.589% (ARLLMONP) due 06/21/2020 ~(a)		91,613	829

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2019 (Unaudited)

Brazil Government International Bond 4.750% due 01/14/2050		$2,644	2,612
Export-Import Bank of Korea 4.000% due 01/29/2021		2,200	2,247
Israel Government International Bond 4.125% due 01/17/2048		700	813
Japan Government International Bond 0.100% due 03/10/2028 (f)	JPY	4,360,686	41,297
Qatar Government International Bond 5.250% due 01/20/2020		$1,600	1,604
Saudi Government International Bond
4.000% due 04/17/2025		1,500	1,620
5.000% due 04/17/2049		800	958
Total Sovereign Issues (Cost $64,277)			58,548
		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. 5.250% due 03/06/2032 «(c)		40,000	0
Total Convertible Preferred Securities (Cost $0)			0
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Banco Bilbao Vizcaya Argentaria S.A. 6.750% due 02/18/2020 ●(g)(h)		2,200,000	2,488
JPMorgan Chase & Co. 5.406% (US0003M + 3.470%) due 01/30/2020 ~(g)		1,227,000	1,240
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (g)		480,000	687
Wells Fargo & Co. 5.664% (US0003M + 3.770%) due 03/15/2020 ~(g)		1,021,000	1,035
Total Preferred Securities (Cost $5,271)			5,450
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.1%
CERTIFICATES OF DEPOSIT 0.1%
Lloyds Bank Corporate Markets PLC 2.512% (US0003M + 0.500%) due 10/26/2020 ~		$2,500	2,505
COMMERCIAL PAPER 1.7%
Bank of Montreal
1.852% due 01/03/2020	CAD	12,900	9,933
1.854% due 01/03/2020		2,400	1,848
Bank of Nova Scotia
1.980% due 01/23/2020		4,600	3,538
1.984% due 01/27/2020		4,000	3,076
C.I.B.C. 1.970% due 01/22/2020		8,700	6,692
Royal Bank Of Canada
1.850% due 01/06/2020		8,000	6,159
1.854% due 01/03/2020		2,400	1,848
Toronto-Dominion Bank 1.850% due 01/08/2020		5,000	3,849
			36,943
REPURCHASE AGREEMENTS (i) 0.0%			493
ARGENTINA TREASURY BILLS 0.0%
41.333% due 04/03/2020 «~	ARS	7,030	96
201.069% due 02/26/2020 - 05/13/2020 (d)(e)		6,460	77
			173
JAPAN TREASURY BILLS 3.2%
(0.139)% due 01/14/2020 - 02/17/2020 (d)(e)	JPY	7,633,000	70,261

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2019 (Unaudited)

MEXICO TREASURY BILLS 0.1%
7.407% due 01/02/2020 - 02/06/2020 (d)(e)	MXN	56,800	2,994
U.S. TREASURY BILLS 0.0%
1.547% due 01/23/2020 - 03/19/2020 (d)(e)(j)(n)		$1,006	1,005
Total Short-Term Instruments (Cost $113,725)			114,374
Total Investments in Securities (Cost $2,222,591)			2,276,011
		SHARES
INVESTMENTS IN AFFILIATES 23.9%
SHORT-TERM INSTRUMENTS 23.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 23.9%
PIMCO Short Asset Portfolio		24,828,912	247,197
PIMCO Short-Term Floating NAV Portfolio III		28,951,419	286,416
Total Short-Term Instruments (Cost $534,699)			533,613
Total Investments in Affiliates (Cost $534,699)			533,613
Total Investments 126.0% (Cost $2,757,290)			$2,809,624
Financial Derivative Instruments (k)(m) 5.4%(Cost or Premiums, net $(5,434))			119,683
Other Assets and Liabilities, net (31.4)%			(700,277)
Net Assets 100.0%			$2,229,030

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Payment in-kind security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$493	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(505)	$493	$493
Total Repurchase Agreements						$(505)	$493	$493

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(2)
U.S. Government Agencies (4.9)%
Uniform Mortgage-Backed Security, TBA	2.500%	01/01/2050		$105,243	$(103,745)	$(104,009)
Uniform Mortgage-Backed Security, TBA	5.000	01/01/2050		6,000	(6,411)	(6,416)
Total U.S. Government Agencies					(110,156)	(110,425)
Sovereign Issues (0.8)%
Canada Government Bond	2.750	12/01/2048	CAD	18,300	(17,030)	(17,293)
Total Short Sales (5.7)%					$(127,186)	$(127,718)

(j)	Securities with an aggregate market value of $371 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.
(2)	Payable for short sales includes $57 of accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2019 was $(21,106) at a weighted average interest rate of 1.885%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	$125.500	02/21/2020	1,213	$1,213	$(307)	$(95)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2019 (Unaudited)

Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	126.000	02/21/2020	756	756	(188)	(82)
Total Written Options					$(495)	$(177)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index March Futures	03/2020	2,816	$454,939	$9,267	$1,084	$0
Euro-Bund 10-Year Bond March Futures	03/2020	531	101,548	(853)	0	(667)
U.S. Treasury 10-Year Note March Futures	03/2020	486	62,413	(536)	0	(53)
				$7,878	$1,084	$(720)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Put Options Strike @ EUR 169.500 on Euro-Schatz Bond February 2020 Futures (1)	01/2020	262	$(129)	$6	$6	$0
U.S. Treasury 2-Year Note March Futures	03/2020	1,194	(257,307)	161	0	(56)
U.S. Treasury 5-Year Note March Futures	03/2020	602	(71,403)	252	14	0
U.S. Treasury 30-Year Bond March Futures	03/2020	730	(113,812)	2,297	251	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2020	247	(44,869)	1,266	286	0
United Kingdom Long Gilt March Futures	03/2020	500	(87,013)	(156)	841	(378)
				$3,826	$1,398	$(434)
Total Futures Contracts				$11,704	$2,482	$(1,154)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Kraft Heinz Foods Co.	(1.000)%	Quarterly	06/20/2022	0.328%	$800	$(9)	$(4)	$(13)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Rolls-Royce PLC	1.000%	Quarterly	06/20/2024	0.892%	EUR	4,300	$29	$(4)	$25	$0	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-32 5-Year Index	(1.000)%	Quarterly	06/20/2024	$28,300	$(599)	$(149)	$(748)	$3	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-33 5-Year Index	1.000%	Quarterly	12/20/2024	$39,200	$809	$222	$1,031	$0	$(4)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2019 (Unaudited)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.700%	Semi-Annual	12/18/2024	CAD	200,700	$(764)	$(1,846)	$(2,610)	$0	$(412)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		16,700	(182)	1,548	1,366	0	(310)
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049		3,200	17	(53)	(36)	0	(58)
Pay(7)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		$99,400	153	1,337	1,490	0	(45)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		150,800	85	1,622	1,707	164	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		18,200	(1,035)	366	(669)	20	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		169,000	(17)	(10,473)	(10,490)	199	0
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		52,700	0	(3,286)	(3,286)	62	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		81,200	4,958	(6,026)	(1,068)	104	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,400	2	(42)	(40)	2	0
Receive(7)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		70,200	(153)	(1,402)	(1,555)	85	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/18/2026		101,100	1,603	(1,984)	(381)	0	(201)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		23,000	(364)	(791)	(1,155)	60	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	01/31/2028		44,400	2	(2,530)	(2,528)	93	0
Receive(7)	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		73,000	(214)	2,140	1,926	231	0
Receive(7)	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		900	(6)	29	23	10	0
Receive(7)	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050		1,900	(3)	216	213	20	0
Receive(7)	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		4,600	(27)	412	385	49	0
Receive(7)	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		2,500	(9)	290	281	27	0
Receive(7)	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		300	(1)	17	16	3	0
Receive(7)	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		10,800	(5)	(330)	(335)	124	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	4,180,000	(1,446)	482	(964)	0	(33)
Receive	CPTFEMU	0.740	Maturity	01/15/2020	EUR	9,200	80	52	132	17	0
Receive	CPTFEMU	1.710	Maturity	03/15/2033		3,050	(4)	(253)	(257)	16	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		3,050	8	622	630	0	(43)
Receive	CPURNSA	1.669	Maturity	06/19/2024		$26,700	0	248	248	39	0
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	23,300	(3)	656	653	28	0
Pay	UKRPI	3.593	Maturity	11/15/2028		4,200	0	197	197	5	0
Pay	UKRPI	3.595	Maturity	11/15/2028		15,000	180	529	709	17	0
Pay	UKRPI	3.603	Maturity	11/15/2028		4,200	0	204	204	5	0
							$2,855	$(18,049)	$(15,194)	$1,380	$(1,102)
Total Swap Agreements							$3,085	$(17,984)	$(14,899)	$1,383	$(1,108)

(l)	Securities with an aggregate market value of $44,033 and cash of $3,993 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	Future styled option.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2020	MXN	28,400		$1,466	$0	$(36)
	01/2020		$14,434	AUD	21,259	487	0
	01/2020		8,743	MXN	171,199	286	0
BPS	01/2020	EUR	1,229		$1,379	0	0
	01/2020	JPY	759,000		6,999	10	0
	01/2020	MXN	245		13	0	0

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2019 (Unaudited)

	01/2020		$10,918	EUR	9,754	28	0
	03/2020	HKD	1,209		$154	0	(1)
	03/2020		$10,006	IDR	142,669,690	244	0
	06/2020		12	MXN	244	0	0
BRC	01/2020	MXN	170,955		$8,881	0	(136)
	06/2020		$8,691	MXN	170,955	133	0
BSH	01/2020	MXN	500		$26	0	(1)
CBK	01/2020	CAD	5,000		3,796	0	(54)
	01/2020	JPY	1,215,730		11,198	7	0
	02/2020	COP	23,629,312		7,097	0	(80)
	02/2020	JPY	1,038,000		9,593	18	0
	02/2020		$885	ZAR	13,106	47	0
	03/2020	KRW	12,169,758		$10,372	0	(177)
	03/2020		$10,233	COP	34,928,505	345	0
DUB	03/2020	TWD	659,385		$21,830	0	(341)
GLM	02/2020	COP	594,809		179	0	(2)
	02/2020	MXN	27,900		1,433	0	(35)
	03/2020	INR	546,278		7,593	0	(18)
	03/2020		$5,103	KRW	6,039,656	132	0
HUS	01/2020	CAD	7,651		$5,809	0	(83)
	01/2020	GBP	20,095		25,941	0	(682)
	01/2020		$16,933	CAD	22,205	168	0
	01/2020		9,492	RUB	627,406	599	0
	03/2020	INR	184,950		$2,571	0	(6)
	03/2020		$20,329	INR	1,480,837	303	0
	03/2020		5,061	KRW	6,003,358	143	0
	01/2021	BRL	1,770		$273	0	(158)
IND	02/2020	ZAR	310,366		21,723	0	(340)
JPM	01/2020	EUR	9,024		10,032	0	(95)
MYI	01/2020	CAD	17,300		13,248	0	(76)
	01/2020	JPY	1,024,000		9,448	17	0
	02/2020		4,812,000		44,506	117	0
RYL	01/2020	CAD	20,900		15,715	0	(380)
SSB	01/2020	BRL	56,974		14,040	0	(123)
	01/2020		$13,493	BRL	56,974	671	0
	02/2020		14,023		56,974	128	0
TOR	02/2020	COP	10,384,674		$3,121	0	(33)
UAG	01/2020	CAD	60,495		45,678	0	(912)
	01/2020	EUR	52,123		57,571	0	(921)
	02/2020		$112	MXN	2,157	1	0
	03/2020	CNH	183		$26	0	(1)
Total Forward Foreign Currency Contracts						$3,884	$(4,691)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
MYI	Call - OTC GBP versus USD	$1.320	01/02/2020	17,398	$220	$116

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	686,300	$1,690	$840
DUB	Put - OTC 6-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.040	02/21/2020	95,000	189	94
MYC	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.036	07/19/2021	335,900	1,234	941
	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.023	08/02/2021	736,800	2,898	2,066
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	03/11/2021	184,200	1,474	3,708
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	190,700	1,119	2,570
	Put - OTC 6-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.101	02/21/2020	69,400	104	42
	Put - OTC 6-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.109	02/21/2020	81,800	205	46
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	39,800	1,600	2
							$10,513	$10,309
Total Purchased Options							$10,733	$10,425

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2019 (Unaudited)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425%	03/18/2020	4,800	$(3)	$(4)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	1,800	(1)	(3)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	4,800	(5)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,800	(2)	0
BPS	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	3,900	(5)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	02/19/2020	2,200	(1)	(3)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	2,200	(3)	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	2,500	(4)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	3,400	(3)	(5)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	3,400	(4)	(1)
BRC	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	7,800	(4)	(7)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	7,800	(9)	(2)
CBK	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	3,900	(5)	0
	Put - OTC CDX.IG-33 5-Year Index	Sell	1.000	01/15/2020	5,700	(5)	0
DBL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	02/19/2020	2,900	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	02/19/2020	2,900	(3)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	1,500	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,500	(2)	0
FBF	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	4,000	(4)	0
GST	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	3,400	(3)	(5)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	3,400	(4)	(1)
JLN	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	1,700	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	1,700	(2)	(1)
JPM	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	1,700	(2)	(3)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,700	(2)	0
MEI	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	1,300	(1)	(3)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	1,300	(2)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	1,600	(1)	(3)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,600	(2)	0
						$(85)	$(48)

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Put - OTC USD versus MXN	MXN	18.887	01/06/2020	5,252	$(26)	$(10)
	Call - OTC USD versus MXN		19.841	01/06/2020	5,252	(28)	0
	Put - OTC USD versus RUB	RUB	62.815	01/09/2020	5,252	(27)	(67)
	Call - OTC USD versus RUB		65.910	01/09/2020	5,252	(27)	0
MYI	Call - OTC GBP versus USD		$1.335	01/02/2020	34,797	(237)	(24)
						$(345)	$(101)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	44,400	$(527)	$(374)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164	11/01/2021	91,400	(1,164)	(697)
MYC	Call - OTC 15-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	03/11/2021	68,000	(5,610)	(4,097)
	Call - OTC 15-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.190	03/12/2021	70,500	(4,450)	(3,047)
	Call - OTC 15-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550	07/19/2021	75,000	(2,080)	(1,221)
	Call - OTC 15-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.590	08/02/2021	165,000	(4,905)	(2,939)
							$(18,736)	$(12,375)
Total Written Options							$(19,166)	$(12,524)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	HSBC Holdings PLC	(1.000)%	Quarterly	12/20/2024	0.912%	EUR	1,000	$(7)	$2	$0	$(5)
BPS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	1.518		1,385	255	(224)	31	0

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2019 (Unaudited)

CBK	UniCredit SpA	(1.000)	Quarterly	12/20/2023	1.518	320	59	(52)	7	0
HUS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	1.518	1,050	200	(176)	24	0
JPM	HSBC Holdings PLC	(1.000)	Quarterly	12/20/2024	0.912	1,800	(13)	3	0	(10)
							$494	$(447)	$62	$(15)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

								Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$393	$(82)	$63	$0	$(19)

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	27,400	$(3)	$53	$50	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	S&P 500 Total Return Index	5,040	2.155% (3-Month USD-LIBOR plus a specified spread)	Quarterly	06/11/2020	$33,030	$0	$(167)	$0	$(167)
	Receive	S&P 500 Total Return Index	8,546	2.052%(3-Month USD-LIBOR plus a specified spread)	Quarterly	08/05/2020	52,462	0	3,369	3,369	0
BPS	Receive	S&P 500 Total Return Index	6,274	1.899% (3-Month USD-LIBOR plus a specified spread)	Quarterly	01/09/2020	40,593	0	492	492	0
	Receive	S&P 500 Total Return Index	5,514	2.191% (3-Month USD-LIBOR plus a specified spread)	Quarterly	04/15/2020	36,136	0	(157)	0	(157)
	Receive	S&P 500 Total Return Index	5,514	2.191% (3-Month USD-LIBOR plus a specified spread)	Quarterly	07/23/2020	36,136	0	(157)	0	(157)
	Receive	S&P 500 Total Return Index	5,515	2.191% (3-Month USD-LIBOR plus a specified spread)	Quarterly	10/07/2020	36,143	0	(157)	0	(157)
	Receive	S&P 500 Total Return Index	6,837	2.106% (3-Month USD-LIBOR plus a specified spread)	Maturity	10/14/2020	40,038	0	4,081	4,081	0
BRC	Receive	S&P 500 Total Return Index	9,440	2.063% (3-Month USD-LIBOR plus a specified spread)	Quarterly	05/26/2020	59,611	0	2,104	2,104	0
CBK	Receive	S&P 500 Total Return Index	7,869	1.984% (3-Month USD-LIBOR plus a specified spread)	Quarterly	03/18/2020	50,913	0	615	615	0
FAR	Receive	S&P 500 Total Return Index	50,419	2.078% (3-Month USD-LIBOR plus a specified spread)	Maturity	02/20/2020	282,749	0	37,111	37,111	0
	Receive	S&P 500 Total Return Index	7,760	2.126% (3-Month USD-LIBOR plus a specified spread)	Quarterly	04/22/2020	47,110	0	3,562	3,562	0
	Receive	S&P 500 Total Return Index	50,419	2.087%(3-Month USD-LIBOR plus a specified spread)	Maturity	09/23/2020	296,886	0	31,155	31,155	0
GST	Receive	S&P 500 Total Return Index	4,676	2.052% (3-Month USD-LIBOR plus a specified spread)	Quarterly	01/15/2020	28,705	0	1,843	1,843	0
	Receive	S&P 500 Total Return Index	8,696	2.315% (3-Month USD-LIBOR plus a specified spread)	Quarterly	03/12/2020	56,990	0	(309)	0	(309)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2019 (Unaudited)

	Receive	S&P 500 Total Return Index	4,676	2.247% (3-Month USD-LIBOR plus a specified spread)	Quarterly	07/15/2020	28,296	0	2,212	2,212	0
HUS	Receive	S&P 500 Total Return Index	10,884	2.085% (3-Month USD-LIBOR plus a specified spread)	Quarterly	05/20/2020	68,729	0	2,433	2,433	0
	Receive	S&P 500 Total Return Index	1,549	2.153% (3-Month USD-LIBOR plus a specified spread)	Quarterly	10/07/2020	9,355	0	754	754	0
SOG	Receive	S&P 500 Total Return Index	70,894	2.231% (3-Month USD-LIBOR plus a specified spread)	Maturity	08/12/2020	427,443	0	32,301	32,301	0
								$0	$121,085	$122,032	$(947)
Total Swap Agreements								$409	$120,754	$122,144	$(981)

(n)	Securities with an aggregate market value of $4,390 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$876	$3,799	$4,675
Corporate Bonds & Notes
Banking & Finance	0	158,146	0	158,146
Industrials	0	56,353	0	56,353
Utilities	0	25,331	0	25,331
Municipal Bonds & Notes
California	0	291	0	291
Illinois	0	1,260	0	1,260
Nevada	0	158	0	158
New York	0	1,243	0	1,243
West Virginia	0	510	0	510
U.S. Government Agencies	0	806,489	0	806,489
U.S. Treasury Obligations	0	701,898	0	701,898
Non-Agency Mortgage-Backed Securities	0	115,283	0	115,283
Asset-Backed Securities	0	226,002	0	226,002
Sovereign Issues	0	58,548	0	58,548
Preferred Securities
Banking & Finance	0	5,450	0	5,450
Short-Term Instruments
Certificates of Deposit	0	2,505	0	2,505
Commercial Paper	0	36,943	0	36,943
Repurchase Agreements	0	493	0	493
Argentina Treasury Bills	0	77	96	173
Japan Treasury Bills	0	70,261	0	70,261
Mexico Treasury Bills	0	2,994	0	2,994
U.S. Treasury Bills	0	1,005	0	1,005
	$0	$2,272,116	$3,895	$2,276,011
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$533,613	$0	$0	$533,613

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2019 (Unaudited)

Total Investments	$533,613	$2,272,116	$3,895	$2,809,624
Short Sales, at Value - Liabilities
Sovereign Issues	0	(17,293)	0	(17,293)
U.S. Government Agencies	0	(110,425)	0	(110,425)
	$0	$(127,718)	$0	$(127,718)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,482	1,383	0	3,865
Over the counter	0	136,453	0	136,453
	$2,482	$137,836	$0	$140,318
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,154)	(1,285)	0	(2,439)
Over the counter	0	(18,196)	0	(18,196)
	$(1,154)	$(19,481)	$0	$(20,635)
Total Financial Derivative Instruments	$1,328	$118,355	$0	$119,683
Totals	$534,941	$2,262,753	$3,895	$2,801,589

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO StocksPLUS® Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 76.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
American Honda Finance Corp. 2.811% (LIBOR03M + 0.850%) due 03/29/2021 «~		$500	$500
Hilton Worldwide Finance LLC 3.542% (LIBOR03M + 1.750%) due 06/22/2026 ~		153	155
Toyota Motor Credit Corp. 2.525% (LIBOR03M + 0.580%) due 09/28/2020 «~		3,300	3,299
Total Loan Participations and Assignments (Cost $3,947)			3,954
CORPORATE BONDS & NOTES 25.0%
BANKING & FINANCE 14.3%
AerCap Ireland Capital DAC
4.250% due 07/01/2020		800	808
4.625% due 10/30/2020		300	306
American Tower Corp.
2.250% due 01/15/2022		400	401
2.800% due 06/01/2020		200	201
5.900% due 11/01/2021		1,300	1,389
Aviation Capital Group LLC 7.125% due 10/15/2020		300	311
AXA Equitable Holdings, Inc. 3.900% due 04/20/2023		1,500	1,572
Bank of America Corp. 2.894% (US0003M + 0.960%) due 07/23/2024 ~		2,200	2,224
Barclays PLC
3.284% (US0003M + 1.380%) due 05/16/2024 ~		2,600	2,631
3.340% (US0003M + 1.430%) due 02/15/2023 ~		800	807
4.610% due 02/15/2023 ●		900	940
4.836% due 05/09/2028		500	539
Citigroup, Inc. 2.930% (US0003M + 1.023%) due 06/01/2024 ~		5,500	5,567
Cooperatieve Rabobank UA 6.625% due 06/29/2021 ●(f)(g)	EUR	800	976
Credit Suisse AG 6.500% due 08/08/2023 (g)		$4,900	5,476
Crown Castle International Corp. 2.250% due 09/01/2021		1,000	1,003
Deutsche Bank AG
2.768% (US0003M + 0.815%) due 01/22/2021 ~		4,700	4,681
3.961% due 11/26/2025 ●		1,800	1,840
4.250% due 10/14/2021		2,400	2,468
Dexia Credit Local S.A. 1.875% due 09/15/2021		4,400	4,404
Ford Motor Credit Co. LLC
0.000% due 12/01/2021 ●	EUR	300	331
0.032% due 05/14/2021 ●		200	223
2.865% (US0003M + 0.930%) due 09/24/2020 ~		$600	601
3.157% due 08/04/2020		800	803
3.200% due 01/15/2021		1,600	1,609
5.750% due 02/01/2021		400	413
General Motors Financial Co., Inc. 3.200% due 07/13/2020		500	502
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 ●		2,500	2,535
3.680% (US0003M + 1.770%) due 02/25/2021 ~		3,700	3,763
Harley-Davidson Financial Services, Inc. 2.550% due 06/09/2022		200	201
HSBC Holdings PLC 4.125% (US0003M + 2.240%) due 03/08/2021 ~		3,300	3,374
HSBC USA, Inc. 2.350% due 03/05/2020		8,000	8,005
International Lease Finance Corp. 8.250% due 12/15/2020		1,400	1,480
JPMorgan Chase & Co.
2.509% (US0003M + 0.610%) due 06/18/2022 ~		1,900	1,908
2.824% (US0003M + 0.890%) due 07/23/2024 ~		3,500	3,530
2.840% (US0003M + 0.900%) due 04/25/2023 ~		3,700	3,734
4.023% due 12/05/2024 ●		300	320
Lloyds Banking Group PLC
2.728% (US0003M + 0.800%) due 06/21/2021 ~		900	905
4.050% due 08/16/2023		800	848

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2019 (Unaudited)

4.550% due 08/16/2028		700	784
5.125% due 12/27/2024 ●(f)(g)	GBP	600	826
Mitsubishi UFJ Financial Group, Inc. 2.796% (US0003M + 0.860%) due 07/26/2023 ~		$4,300	4,334
Mizuho Financial Group, Inc.
2.854% (US0003M + 0.940%) due 02/28/2022 ~		1,400	1,412
3.481% (US0003M + 1.480%) due 04/12/2021 ~		2,000	2,029
Morgan Stanley
2.451% (US0003M + 0.550%) due 02/10/2021 ~		1,300	1,301
3.737% due 04/24/2024 ●		1,600	1,672
National Australia Bank Ltd. 2.250% due 03/16/2021		3,100	3,112
Nationwide Building Society 3.766% due 03/08/2024 ●		3,400	3,520
Navient Corp.
5.000% due 10/26/2020		200	203
6.625% due 07/26/2021		100	106
8.000% due 03/25/2020		200	202
Nissan Motor Acceptance Corp.
2.550% due 03/08/2021		3,300	3,309
2.581% (US0003M + 0.580%) due 01/13/2020 ~		1,600	1,600
2.650% due 07/13/2022		1,600	1,605
NTT Finance Corp. 1.900% due 07/21/2021		400	399
Oversea-Chinese Banking Corp. Ltd. 2.354% (US0003M + 0.450%) due 05/17/2021 ~		1,700	1,703
Protective Life Global Funding
1.999% due 09/14/2021		2,000	1,998
2.481% (US0003M + 0.520%) due 06/28/2021 ~		3,200	3,215
Royal Bank of Scotland Group PLC 3.497% (US0003M + 1.550%) due 06/25/2024 ~		2,000	2,031
Santander UK Group Holdings PLC 4.796% due 11/15/2024 ●		1,200	1,296
Santander UK PLC 2.875% due 06/18/2024		2,200	2,250
SBA Tower Trust 3.168% due 04/09/2047		800	809
Societe Generale S.A. 3.357% due 04/08/2021 ●		2,600	2,635
Standard Chartered PLC 3.091% (US0003M + 1.200%) due 09/10/2022 ~		1,000	1,008
Sumitomo Mitsui Financial Group, Inc.
3.111% (US0003M + 1.110%) due 07/14/2021 ~		1,600	1,619
3.565% (US0003M + 1.680%) due 03/09/2021 ~		4,600	4,676
Toronto-Dominion Bank 2.250% due 03/15/2021		3,900	3,918
UBS Group AG
2.650% due 02/01/2022		400	404
3.439% due 02/01/2022 ●		300	307
UniCredit SpA 7.830% due 12/04/2023		1,150	1,342
Volkswagen Bank GmbH
0.025% due 06/15/2021 ●	EUR	400	449
0.625% due 09/08/2021		1,300	1,474
Volkswagen Leasing GmbH 0.025% due 07/06/2021 ●		500	561
			131,738
INDUSTRIALS 8.9%
AbbVie, Inc. 2.900% due 11/06/2022		$200	204
Activision Blizzard, Inc. 2.600% due 06/15/2022		1,100	1,113
Allergan Funding SCS 3.000% due 03/12/2020		100	100
AutoNation, Inc. 3.350% due 01/15/2021		200	202
BAT Capital Corp. 2.499% due 08/14/2020 ●		7,800	7,814
Bayer U.S. Finance LLC
2.577% (US0003M + 0.630%) due 06/25/2021 ~		700	702
2.750% due 07/15/2021		800	805
2.904% (US0003M + 1.010%) due 12/15/2023 ~		1,000	1,007
Bristol-Myers Squibb Co. 2.250% due 08/15/2021		1,200	1,207
Broadcom Corp.
2.375% due 01/15/2020		2,300	2,300
3.000% due 01/15/2022		300	304
Campbell Soup Co. 3.650% due 03/15/2023		1,500	1,563
Charter Communications Operating LLC
3.579% due 07/23/2020		1,700	1,711
4.464% due 07/23/2022		3,200	3,363
4.500% due 02/01/2024		1,600	1,722

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2019 (Unaudited)

Continental Resources, Inc. 5.000% due 09/15/2022	110	111
Cox Communications, Inc. 3.250% due 12/15/2022	1,400	1,440
Crown Castle Towers LLC 3.222% due 05/15/2042	100	101
D.R. Horton, Inc. 4.375% due 09/15/2022	1,200	1,258
Daimler Finance North America LLC 2.810% (US0003M + 0.900%) due 02/15/2022 ~	900	907
Dell International LLC 4.420% due 06/15/2021	4,600	4,734
Deutsche Telekom International Finance BV 1.950% due 09/19/2021	1,100	1,100
Discovery Communications LLC 4.375% due 06/15/2021	300	310
DISH DBS Corp. 5.125% due 05/01/2020	100	101
eBay, Inc.
2.750% due 01/30/2023	1,100	1,116
3.800% due 03/09/2022	500	517
EMC Corp. 2.650% due 06/01/2020	1,900	1,903
Enbridge, Inc. 2.410% (US0003M + 0.400%) due 01/10/2020 ~	2,100	2,100
Energy Transfer Operating LP
4.250% due 03/15/2023	200	209
5.200% due 02/01/2022	400	419
Energy Transfer Partners LP 5.000% due 10/01/2022	100	106
EQT Corp. 2.679% (US0003M + 0.770%) due 10/01/2020 ~	300	299
ERAC USA Finance LLC
2.600% due 12/01/2021	200	202
4.500% due 08/16/2021	300	312
Hyundai Capital America
2.699% due 09/18/2020 ●	2,200	2,205
2.899% (US0003M + 1.000%) due 09/18/2020 ~	1,300	1,305
Imperial Brands Finance PLC
2.950% due 07/21/2020	1,000	1,003
3.500% due 02/11/2023	300	307
3.750% due 07/21/2022	1,400	1,441
Kraft Heinz Foods Co. 2.471% (US0003M + 0.570%) due 02/10/2021 ~	5,400	5,409
Marathon Oil Corp. 2.800% due 11/01/2022	400	407
Marvell Technology Group Ltd. 4.200% due 06/22/2023	1,300	1,373
McDonald’s Corp. 2.366% (US0003M + 0.430%) due 10/28/2021 ~	600	602
Microchip Technology, Inc. 3.922% due 06/01/2021	500	511
Occidental Petroleum Corp. 2.700% due 08/15/2022	1,100	1,112
Penske Truck Leasing Co. LP
3.200% due 07/15/2020	2,000	2,009
3.375% due 02/01/2022	500	511
Pernod Ricard S.A.
4.250% due 07/15/2022	700	736
4.450% due 01/15/2022	150	157
Pioneer Natural Resources Co. 3.950% due 07/15/2022	300	312
Ryder System, Inc. 2.500% due 09/01/2022	300	301
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	1,200	1,234
5.625% due 04/15/2023	900	980
5.625% due 03/01/2025	400	450
Sands China Ltd.
4.600% due 08/08/2023	1,300	1,375
5.125% due 08/08/2025	1,300	1,430
Syngenta Finance NV
3.698% due 04/24/2020	300	301
3.933% due 04/23/2021	1,500	1,526
4.441% due 04/24/2023	1,500	1,566
Texas Eastern Transmission LP 4.125% due 12/01/2020	300	304
Textron, Inc. 2.451% (US0003M + 0.550%) due 11/10/2020 ~	3,700	3,700
Time Warner Cable LLC 5.000% due 02/01/2020	100	100
VMware, Inc.
2.300% due 08/21/2020	700	701
2.950% due 08/21/2022	2,900	2,956
Westinghouse Air Brake Technologies Corp. 3.194% (US0003M + 1.050%) due 09/15/2021 ~	1,600	1,600

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2019 (Unaudited)

Zimmer Biomet Holdings, Inc. 2.700% due 04/01/2020	2,800	2,802
		82,088
UTILITIES 1.8%
AT&T, Inc.
2.657% (US0003M + 0.750%) due 06/01/2021 ~	5,000	5,031
2.951% (US0003M + 0.950%) due 07/15/2021 ~	500	505
3.067% (US0003M + 1.180%) due 06/12/2024 ~	1,800	1,833
Entergy Corp. 4.000% due 07/15/2022	300	313
Exelon Corp. 5.150% due 12/01/2020	300	306
ITC Holdings Corp. 2.700% due 11/15/2022	2,400	2,430
ONEOK, Inc. 4.250% due 02/01/2022	300	311
Pennsylvania Electric Co. 5.200% due 04/01/2020	300	302
Sempra Energy 2.344% (US0003M + 0.450%) due 03/15/2021 ~	1,200	1,201
Southern Power Co. 2.458% (US0003M + 0.550%) due 12/20/2020 ~	500	500
Sprint Communications, Inc.
7.000% due 03/01/2020	200	201
7.000% due 08/15/2020	100	102
State Grid Overseas Investment Ltd. 3.750% due 05/02/2023	2,400	2,509
Telstra Corp. Ltd. 4.800% due 10/12/2021	700	733
		16,277
Total Corporate Bonds & Notes (Cost $226,399)		230,103
MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.2%
California State General Obligation Bonds, Series 2017 2.477% (US0001M + 0.780%) due 04/01/2047 ~	2,300	2,309
Total Municipal Bonds & Notes (Cost $2,300)		2,309
U.S. GOVERNMENT AGENCIES 23.6%
Fannie Mae
1.912% due 03/25/2034 ●	117	116
2.042% due 05/25/2037 ●	50	50
2.131% due 05/25/2058 ●	1,340	1,333
2.142% due 03/25/2037 - 07/25/2037 ●	73	72
2.152% due 03/25/2037 ●	44	44
2.172% due 07/25/2037 ●	100	100
2.192% due 09/25/2035 ●	245	244
2.231% due 09/25/2046 ●	2,261	2,262
2.237% due 02/25/2037 ●	108	110
2.512% due 06/25/2037 ●	218	220
2.542% due 03/25/2038 - 01/25/2040 ●	289	293
2.612% due 12/25/2039 ●	122	124
2.692% due 07/25/2039 ●	79	81
2.776% due 11/25/2022 ●	943	945
3.000% due 10/25/2040	1,248	1,278
3.527% due 07/01/2044 ●	36	36
4.087% due 11/01/2035 ●	61	62
4.186% due 12/01/2036 ●	105	109
4.276% due 11/01/2028 ●	4	4
4.398% due 11/01/2027 ●	5	5
4.402% due 05/01/2038 ●	327	343
4.435% due 04/01/2028 ●	2	2
4.445% due 07/01/2028 ●	4	4
4.525% due 04/01/2035 ●	126	132
4.538% due 11/01/2028 ●	6	7
4.823% due 12/01/2033 ●	62	65
5.000% due 04/25/2033	213	234
5.094% due 09/01/2034 ●	46	49
5.625% due 08/01/2029 ●	2	3
Freddie Mac
2.040% due 02/15/2037 ●	5	5
2.070% due 02/15/2037 ●	20	20
2.080% due 02/15/2037 ●	66	65
2.140% due 06/15/2041 ●	643	642
2.221% due 07/15/2040 ●	679	678
2.281% due 03/15/2042 ●	265	266
2.290% due 07/15/2041 ●	1,226	1,233
2.340% due 10/15/2037 ●	66	66
2.410% due 08/15/2037 ●	776	783

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2019 (Unaudited)

2.440% due 08/15/2037 ●		1,524	1,541
2.450% due 10/15/2037 ●		270	272
2.460% due 05/15/2037 - 09/15/2037 ●		1,778	1,806
2.490% due 08/15/2036 ●		115	117
2.590% due 11/15/2039 - 12/15/2039 ●		30	30
2.595% due 01/15/2038 ●		410	419
4.000% due 12/01/2022 ●		1	1
4.000% due 11/01/2047		1,830	1,927
4.530% due 09/01/2037 ●		781	826
4.566% due 06/01/2035 ●		263	276
5.000% due 12/01/2026 - 08/01/2041		122	132
6.000% due 01/01/2029 - 02/01/2034		269	308
6.500% due 10/25/2043		577	686
8.500% due 04/01/2025		1	1
Ginnie Mae
2.524% due 12/20/2065 ●		2,390	2,401
2.544% due 02/20/2066 ●		36	36
2.574% due 01/20/2066 ●		376	378
2.774% due 01/20/2066 - 03/20/2066 ●		6,168	6,254
2.924% due 03/20/2066 ●		386	394
3.250% (H15T1Y + 1.500%) due 08/20/2022 - 08/20/2026 ~		103	105
3.250% due 07/20/2027 ●		83	84
3.875% (H15T1Y + 1.500%) due 05/20/2026 ~		24	25
3.875% due 04/20/2027 - 04/20/2041 ●		2,251	2,332
4.000% (H15T1Y + 1.500%) due 02/20/2026 - 03/20/2026 ~		55	57
4.000% due 01/20/2028 - 02/20/2028 ●		36	37
4.125% (H15T1Y + 1.500%) due 12/20/2022 - 11/20/2025 ~		38	38
4.125% due 12/20/2027 ●		21	22
NCUA Guaranteed Notes 2.163% due 10/07/2020 ●		544	545
Uniform Mortgage-Backed Security
2.500% due 10/01/2049 - 12/01/2049		45,997	45,487
3.500% due 12/01/2047 - 08/01/2048		49,899	51,777
4.000% due 06/01/2047 - 03/01/2049		30,345	31,633
8.000% due 03/01/2030 - 08/01/2030		7	7
Uniform Mortgage-Backed Security, TBA
3.500% due 01/01/2050		8,300	8,534
4.000% due 02/01/2050		45,000	46,816
Total U.S. Government Agencies (Cost $214,363)			217,389
U.S. TREASURY OBLIGATIONS 8.2%
U.S. Treasury Bonds
3.000% due 02/15/2049		4,000	4,509
4.375% due 11/15/2039		2,800	3,744
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022 (k)		3,070	3,068
0.125% due 04/15/2022		10,582	10,567
0.500% due 01/15/2028		6,886	7,066
0.625% due 01/15/2026		4,874	5,024
0.625% due 02/15/2043		112	113
0.750% due 07/15/2028		2,768	2,913
1.000% due 02/15/2046		977	1,076
1.000% due 02/15/2048		417	462
1.000% due 02/15/2049		5,144	5,722
1.375% due 02/15/2044		883	1,043
U.S. Treasury Notes
1.375% due 09/30/2023 (k)		16,500	16,323
1.625% due 02/15/2026		600	594
2.000% due 04/30/2024 (m)		300	304
2.625% due 12/31/2025 (m)		2,000	2,096
3.000% due 09/30/2025		4,900	5,230
3.000% due 10/31/2025		5,000	5,340
Total U.S. Treasury Obligations (Cost $72,794)			75,194
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.1%
Bear Stearns Adjustable Rate Mortgage Trust
4.120% due 02/25/2033 ~		9	8
4.283% due 01/25/2034 ~		315	324
4.654% due 01/25/2034 ~		14	14
4.880% due 04/25/2033 ~		25	26
Bear Stearns ALT-A Trust 4.103% due 09/25/2035 ^~		113	94
Bear Stearns Structured Products, Inc. Trust
3.649% due 12/26/2046 ^~		265	229
4.001% due 01/26/2036 ^~		392	352
Canadian Mortgage Pools 2.265% (CDOR01 + 0.300%) due 07/01/2020 ~	CAD	5,966	4,600
Citigroup Mortgage Loan Trust 4.810% due 05/25/2035 ●		$120	122
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~		1	1
2.668% due 03/25/2032 ~		68	66
5.331% due 06/25/2032 ~		7	7

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2019 (Unaudited)

GreenPoint Mortgage Funding Trust 2.332% due 11/25/2045 ●		196	174
GSR Mortgage Loan Trust
2.142% due 01/25/2034 ●		20	20
3.956% due 01/25/2036 ^~		39	39
Hawksmoor Mortgages 1.761% due 05/25/2053 ●	GBP	4,217	5,599
Impac CMB Trust 2.552% due 10/25/2033 ●		$10	10
Lehman Mortgage Trust 2.112% due 08/25/2036 ^●		1,210	938
Merrill Lynch Mortgage Investors Trust 2.002% due 02/25/2036 ●		161	158
Morgan Stanley Resecuritization Trust 2.328% due 01/26/2051 ●		23	23
Prime Mortgage Trust 2.192% due 02/25/2034 ●		43	41
Southern Pacific Financing PLC 0.965% due 06/10/2043 ●	GBP	237	311
Structured Adjustable Rate Mortgage Loan Trust 4.374% due 09/25/2035 ~		$885	864
Structured Asset Mortgage Investments Trust
2.014% due 07/19/2035 ●		292	290
2.072% due 02/25/2036 ^●		254	246
6.158% due 06/25/2029 ~		77	75
Towd Point Mortgage Funding PLC 1.820% due 10/20/2051 ●	GBP	2,045	2,724
Trinity Square PLC 1.935% due 07/15/2051 ●		1,315	1,756
WaMu Mortgage Pass-Through Certificates Trust
2.082% due 10/25/2045 ●		$101	99
2.350% due 02/27/2034 ●		260	259
3.439% due 11/25/2042 ●		39	38
3.639% due 06/25/2042 ●		104	104
Total Non-Agency Mortgage-Backed Securities (Cost $19,429)			19,611
ASSET-BACKED SECURITIES 7.2%
AFC Home Equity Loan Trust 2.342% due 06/25/2028 ●		103	99
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.707% due 01/25/2035 ●		1,189	1,192
Atrium Corp. 2.783% due 04/22/2027 ●		4,600	4,598
Black Diamond CLO Designated Activity Co.
0.650% due 10/03/2029 ●	EUR	800	896
3.139% due 10/03/2029 ●		$500	500
Black Diamond CLO Ltd. 3.052% due 02/06/2026 ●		994	994
BSPRT Issuer Ltd. 2.790% due 03/15/2028 ●		1,700	1,700
CARDS Trust 3.047% due 04/17/2023		1,000	1,002
Catamaran CLO Ltd. 2.786% due 01/27/2028 ●		1,600	1,593
Chase Funding Trust 2.532% due 10/25/2032 ●		92	92
Citigroup Mortgage Loan Trust
1.852% due 07/25/2045 ●		510	398
1.952% due 12/25/2036 ●		166	115
4.552% due 10/25/2037 þ		240	247
Citigroup Mortgage Loan Trust, Inc. 3.442% due 07/25/2037 ●		1,100	1,128
Countrywide Asset-Backed Certificates
1.932% due 08/25/2037 ^●		385	355
1.992% due 06/25/2047 ^●		481	433
2.192% due 08/25/2034 ●		891	879
Credit Acceptance Auto Loan Trust 3.550% due 08/15/2027		3,900	3,962
Credit Suisse First Boston Mortgage Securities Corp. 2.412% due 01/25/2032 ●		127	125
Crown Point CLO Ltd. 3.136% due 10/20/2028 ●		1,200	1,199
Denali Capital CLO LLC 2.986% due 10/26/2027 ●		600	600
Dryden Senior Loan Fund 2.886% due 10/15/2027 ●		2,400	2,397
Figueroa CLO Ltd. 2.758% due 06/20/2027 ●		1,754	1,754
GLS Auto Receivables Issuer Trust
2.470% due 11/15/2023		2,702	2,706
2.580% due 07/17/2023		1,906	1,909
GSAMP Trust
1.932% due 06/25/2036 ●		372	367
3.442% due 10/25/2034 ●		61	59

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2019 (Unaudited)

Halcyon Loan Advisors Funding Ltd. 3.053% due 10/22/2025 ●		1,436	1,437
HSI Asset Securitization Corp. Trust 2.122% due 02/25/2036 ●		1,155	1,110
Jamestown CLO Ltd. 2.691% due 07/15/2026 ●		720	719
JMP Credit Advisors CLO Ltd. 2.852% due 01/17/2028 ●		2,500	2,490
Jubilee CLO BV 0.405% due 12/15/2029 ●	EUR	1,100	1,232
KVK CLO Ltd. 2.901% due 01/14/2028 ●		$1,900	1,895
Long Beach Mortgage Loan Trust 2.352% due 10/25/2034 ●		49	48
Loomis Sayles CLO Ltd. 2.901% due 04/15/2028 ●		3,500	3,483
Marathon CLO Ltd. 2.765% due 11/21/2027 ●		1,500	1,496
Morgan Stanley ABS Capital, Inc. Trust
1.872% due 09/25/2036 ●		34	19
1.922% due 10/25/2036 ●		126	121
Navient Student Loan Trust 2.842% due 12/27/2066 ●		2,579	2,567
Nelnet Student Loan Trust 2.642% due 02/25/2066 ●		1,968	1,940
Octagon Investment Partners Ltd. 3.101% due 04/15/2026 ●		462	462
OneMain Direct Auto Receivables Trust 2.310% due 12/14/2021		180	180
Panhandle-Plains Higher Education Authority, Inc. 3.229% due 10/01/2035 ●		460	459
Residential Asset Securities Corp. Trust
1.942% due 08/25/2036 ●		145	139
2.062% due 04/25/2036 ●		236	236
SLM Student Loan Trust
0.000% due 12/15/2023 ●	EUR	46	52
0.000% due 06/17/2024 ●		1,016	1,137
2.364% due 12/15/2027 ●		$1,223	1,222
Soundview Home Loan Trust 1.952% due 11/25/2036 ●		75	74
Specialty Underwriting & Residential Finance Trust 2.767% due 12/25/2035 ●		307	308
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036		2,535	2,545
Tralee CLO Ltd. 3.076% due 10/20/2028 ●		2,900	2,887
Upstart Securitization Trust 4.997% due 08/20/2025		1,173	1,183
Utah State Board of Regents 2.542% due 01/25/2057 ●		1,412	1,402
Venture CLO Ltd. 3.103% due 10/22/2031 ●		2,300	2,302
Z Capital Credit Partners CLO Ltd. 2.951% due 07/16/2027 ●		1,500	1,494
Total Asset-Backed Securities (Cost $65,686)			65,938
SOVEREIGN ISSUES 2.9%
Emirate of Abu Dhabi Government International Bond 2.500% due 10/11/2022		2,200	2,230
Export-Import Bank of Korea 1.927% due 02/24/2020 (h)	CAD	900	692
Japan Finance Organization for Municipalities
2.000% due 09/08/2020		$3,700	3,703
2.125% due 04/13/2021		1,800	1,804
Japan Government International Bond 0.100% due 03/10/2028 (e)	JPY	961,172	9,103
Oman Government International Bond 3.875% due 03/08/2022		$800	812
Qatar Government International Bond
3.875% due 04/23/2023		2,600	2,749
4.500% due 01/20/2022		900	944
Saudi Government International Bond
2.375% due 10/26/2021		2,400	2,411

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2019 (Unaudited)

2.875% due 03/04/2023		2,100	2,141
Total Sovereign Issues (Cost $26,120)			26,589
		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. 5.250% due 03/06/2032 «(a)		72,000	0
Total Convertible Preferred Securities (Cost $0)			0
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co. 5.664% (US0003M + 3.770%) due 03/15/2020 ~(f)		484,000	491
Total Preferred Securities (Cost $484)			491
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 6.3%
CERTIFICATES OF DEPOSIT 0.3%
Lloyds Bank Corporate Markets PLC 2.435% (US0003M + 0.500%) due 09/24/2020 ~		$2,800	2,806
COMMERCIAL PAPER 1.7%
Bank of Montreal
1.852% due 01/03/2020	CAD	5,500	4,235
1.854% due 01/03/2020		1,000	770
Bank of Nova Scotia
1.980% due 01/23/2020		1,900	1,461
1.984% due 01/27/2020		1,700	1,307
C.I.B.C. 1.970% due 01/22/2020		3,600	2,769
Royal Bank Of Canada
1.850% due 01/06/2020		3,400	2,618
1.854% due 01/03/2020		1,000	770
Toronto-Dominion Bank 1.850% due 01/08/2020		2,100	1,617
			15,547
REPURCHASE AGREEMENTS (i) 0.1%			521
JAPAN TREASURY BILLS 4.2%
(0.144)% due 01/14/2020 - 03/23/2020 (b)(c)	JPY	4,229,000	38,929
U.S. TREASURY BILLS 0.0%
1.583% due 02/20/2020 (c)(d)(m)		$251	250
Total Short-Term Instruments (Cost $57,716)			58,053
Total Investments in Securities (Cost $689,238)			699,631
		SHARES
INVESTMENTS IN AFFILIATES 30.4%
SHORT-TERM INSTRUMENTS 30.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 30.4%
PIMCO Short Asset Portfolio		8,050,082	80,147
PIMCO Short-Term Floating NAV Portfolio III		20,145,654	199,301
Total Short-Term Instruments (Cost $279,692)			279,448
Total Investments in Affiliates (Cost $279,692)			279,448
Total Investments 106.4% (Cost $968,930)			$979,079
Financial Derivative Instruments (j)(l) 5.8%(Cost or Premiums, net $(3,211))			53,725

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2019 (Unaudited)

Other Assets and Liabilities, net (12.2)%	(112,853)
Net Assets 100.0%	$919,951

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Export-Import Bank of Korea	1.927%	02/24/2020	02/16/2017	$688	$692	0.08%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$521	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(532)	$521	$521
Total Repurchase Agreements						$(532)	$521	$521

SHORT SALES:

Description	Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales(2)
U.S. Government Agencies (3.3)%
Uniform Mortgage-Backed Security, TBA	2.500%	01/01/2050		$30,700	$(30,277)	$(30,340)
Sovereign Issues (0.7)%
Canada Government Bond	2.750%	12/01/2048	CAD	6,500	(6,061)	(6,140)
Total Short Sales (4.0)%					$(36,338)	$(36,480)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $17 of accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2019 was $(696) at a weighted average interest rate of 0.836%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	$125.500	02/21/2020	205	$205	$(52)	$(16)

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2019 (Unaudited)

Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	126.000	02/21/2020	128	128	(32)	(14)
Total Written Options					$(84)	$(30)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index March Futures	03/2020	1,174	$189,666	$3,795	$476	$0
Euro-Bund 10-Year Bond March Futures	03/2020	67	12,813	(92)	0	(84)
U.S. Treasury 2-Year Note March Futures	03/2020	69	14,870	(5)	3	0
U.S. Treasury 5-Year Note March Futures	03/2020	380	45,072	(167)	0	(9)
U.S. Treasury 30-Year Bond March Futures	03/2020	43	6,704	5	0	(15)
				$3,536	$479	$(108)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Put Options Strike @ EUR 169.500 on Euro-Schatz Bond February 2020 Futures (1)	01/2020	44	$(22)	$1	$1	$0
U.S. Treasury 10-Year Note March Futures	03/2020	228	(29,280)	252	25	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2020	75	(13,624)	385	87	0
United Kingdom Long Gilt March Futures	03/2020	83	(14,444)	(26)	139	(63)
				$612	$252	$(63)
Total Futures Contracts				$4,148	$731	$(171)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2021	0.127%	$600	$13	$(2)	$11	$0	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.159	200	4	0	4	0	0
Kinder Morgan, Inc.	1.000	Quarterly	12/20/2021	0.139	700	14	(2)	12	0	0
						$31	$(4)	$27	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-31 5-Year Index	(1.000)%	Quarterly	12/20/2023	$61,700	$(534)	$(1,047)	$(1,581)	$3	$0
CDX.IG-32 5-Year Index	(1.000)	Quarterly	06/20/2024	64,300	(1,363)	(336)	(1,699)	6	0
					$(1,897)	$(1,383)	$(3,280)	$9	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-33 5-Year Index	1.000%	Quarterly	12/20/2024	$1,200	$27	$4	$31	$0	$0

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2019 (Unaudited)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	2.750%	Semi-Annual	12/18/2048	CAD	7,100	$(129)	$710	$581	$0	$(132)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2021		$263,500	(1,591)	(3,377)	(4,968)	53	0
Pay	3-Month USD-LIBOR	3.010	Semi-Annual	09/28/2023		64,800	0	3,552	3,552	0	(49)
Receive(7)	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		11,300	(202)	500	298	36	0
Receive(7)	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2030		7,700	(36)	(37)	(73)	22	0
Receive(7)	3-Month USD-LIBOR	2.250	Semi-Annual	01/13/2050		6,700	(16)	(195)	(211)	76	0
Receive(7)	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		400	(3)	13	10	4	0
Receive(7)	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050		800	(1)	91	90	8	0
Receive(7)	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		2,200	(13)	197	184	24	0
Receive(7)	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		100	0	6	6	1	0
Receive(7)	3-Month USD-LIBOR	2.000	Semi-Annual	03/20/2050		1,100	(21)	50	29	12	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	970,000	(336)	112	(224)	0	(8)
Receive	CPURNSA	1.669	Maturity	06/19/2024		$7,900	0	73	73	12	0
							$(2,348)	$1,695	$(653)	$248	$(189)
Total Swap Agreements							$(4,187)	$312	$(3,875)	$257	$(189)

(k)	Securities with an aggregate market value of $10,800 and cash of $2,779 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	Future styled option.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2020	CLP	915,004		$1,178	$0	$(39)
	01/2020	DKK	1,575		234	0	(3)
	01/2020		$6,057	CAD	8,019	119	0
	02/2020		1,178	CLP	915,004	40	0
BPS	01/2020	GBP	5,364		$6,946	0	(160)
	01/2020	JPY	641,000		5,891	4	(16)
	01/2020		$1,837	EUR	1,641	5	0
CBK	01/2020	BRL	8,704		$2,141	0	(23)
	01/2020	CAD	2,100		1,594	0	(23)
	01/2020	JPY	1,131,100		10,379	3	(37)
	01/2020	NZD	175		113	0	(4)
	01/2020		$2,159	BRL	8,703	4	0
	01/2020		1,229	MXN	24,080	41	0
	01/2020		176	TRY	1,021	0	(5)
	02/2020	JPY	439,000		$4,057	8	0
	02/2020		$2,138	BRL	8,704	23	0
	02/2020		1,241	COP	4,302,449	66	0
FBF	01/2020	BRL	8,704		$2,159	0	(4)
	01/2020		$2,061	BRL	8,704	102	0
	01/2020		1,263	CLP	915,004	0	(46)
GLM	02/2020	COP	4,108,891		$1,234	0	(14)
	03/2020		$1,279	IDR	18,264,375	33	0
HUS	01/2020	CAD	10,030		$7,587	0	(137)
	02/2020	CLP	929,237		1,172	0	(64)

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2019 (Unaudited)

	03/2020	INR	8,735		120	0	(2)
	04/2020	DKK	1,575		237	0	0
JPM	01/2020	EUR	1,626		1,808	0	(17)
MYI	01/2020	CAD	7,200		5,514	0	(32)
	01/2020	JPY	433,000		3,995	7	0
	02/2020		2,034,000		18,812	49	0
	03/2020		$2,163	RUB	140,539	83	0
NGF	03/2020	TWD	108,130		$3,574	0	(61)
RYL	01/2020	CAD	8,900		6,692	0	(162)
	01/2020	MXN	24,080		1,246	0	(24)
	05/2020		$1,228	MXN	24,080	23	0
SCX	02/2020		2,622	AUD	3,833	71	0
TOR	02/2020	COP	172,962		$52	0	(1)
UAG	01/2020	CAD	11,252		8,454	0	(212)
	01/2020	EUR	8,483		9,370	0	(150)
Total Forward Foreign Currency Contracts						$681	$(1,236)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
MYI	Call - OTC GBP versus USD	$1.320	01/02/2020	3,341	$42	$22

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	115,200	$284	$141
DUB	Put - OTC 6-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.040	02/21/2020	16,100	32	16
MYC	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.017	07/02/2021	122,300	467	322
	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.036	07/19/2021	55,700	205	156
	Put - OTC 6-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.101	02/21/2020	11,700	18	7
	Put - OTC 6-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.109	02/21/2020	13,800	34	8
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	20,300	816	1
							$1,856	$651
Total Purchased Options							$1,898	$673

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYI	Call - OTC GBP versus USD	$1.335	01/02/2020	6,683	$(46)	$(5)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	7,500	$(89)	$(63)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164	11/01/2021	15,300	(195)	(117)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.491	07/02/2021	39,100	(466)	(487)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.453	07/19/2021	17,800	(199)	(211)
							$(949)	$(878)
Total Written Options							$(995)	$(883)

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2019 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	UniCredit SpA	(1.000)%	Quarterly	12/20/2023	1.518%	EUR	500	$93	$(82)	$11	$0
HUS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	1.518		300	57	(50)	7	0
								$150	$(132)	$18	$0

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
NGF	Saudi Arabia Government International Bond	1.000%	Quarterly	06/20/2023	0.348%	$8,400	$56	$133	$189	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

								Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$5,073	$(49)	$92	$43	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	S&P 500 Total Return Index	540	2.155% (3-Month USD-LIBOR plus a specified spread)	Quarterly	06/11/2020	$3,539	$0	$(18)	$0	$(18)
	Receive	S&P 500 Total Return Index	3,336	2.052%(3-Month USD-LIBOR plus a specified spread)	Quarterly	08/05/2020	20,479	0	1,315	1,315	0
BPS	Receive	S&P 500 Total Return Index	1,193	1.899% (3-Month USD-LIBOR plus a specified spread)	Quarterly	01/09/2020	7,719	0	93	93	0
	Receive	S&P 500 Total Return Index	2,482	2.191% (3-Month USD-LIBOR plus a specified spread)	Quarterly	04/15/2020	16,266	0	(71)	0	(71)
	Receive	S&P 500 Total Return Index	2,482	2.191% (3-Month USD-LIBOR plus a specified spread)	Quarterly	07/23/2020	16,266	0	(71)	0	(71)
	Receive	S&P 500 Total Return Index	2,481	2.191% (3-Month USD-LIBOR plus a specified spread)	Quarterly	10/07/2020	16,259	0	(70)	0	(70)
	Receive	S&P 500 Total Return Index	1,272	2.106% (3-Month USD-LIBOR plus a specified spread)	Maturity	10/14/2020	7,449	0	759	759	0
BRC	Receive	S&P 500 Total Return Index	4,249	2.063% (3-Month USD-LIBOR plus a specified spread)	Quarterly	05/26/2020	26,831	0	947	947	0
CBK	Receive	S&P 500 Total Return Index	3,542	1.984% (3-Month USD-LIBOR plus a specified spread)	Quarterly	03/18/2020	22,917	0	277	277	0
FAR	Receive	S&P 500 Total Return Index	25,927	2.078% (3-Month USD-LIBOR plus a specified spread)	Maturity	02/20/2020	145,398	0	19,084	19,084	0
	Receive	S&P 500 Total Return Index	3,030	2.126% (3-Month USD-LIBOR plus a specified spread)	Quarterly	04/22/2020	18,395	0	1,391	1,391	0

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2019 (Unaudited)

	Receive	S&P 500 Total Return Index	25,927	2.087%(3-Month USD-LIBOR plus a specified spread)	Maturity	09/23/2020	152,668	0	16,020	16,020	0
GST	Receive	S&P 500 Total Return Index	1,826	2.052% (3-Month USD-LIBOR plus a specified spread)	Quarterly	01/15/2020	11,209	0	720	720	0
	Receive	S&P 500 Total Return Index	3,395	2.315% (3-Month USD-LIBOR plus a specified spread)	Quarterly	03/12/2020	22,249	0	(121)	0	(121)
	Receive	S&P 500 Total Return Index	1,826	2.247% (3-Month USD-LIBOR plus a specified spread)	Quarterly	07/15/2020	11,050	0	864	864	0
HUS	Receive	S&P 500 Total Return Index	1,708	2.085% (3-Month USD-LIBOR plus a specified spread)	Quarterly	05/20/2020	10,785	0	382	382	0
	Receive	S&P 500 Total Return Index	697	2.153% (3-Month USD-LIBOR plus a specified spread)	Quarterly	10/07/2020	4,210	0	339	339	0
SOG	Receive	S&P 500 Total Return Index	25,902	2.231% (3-Month USD-LIBOR plus a specified spread)	Maturity	08/12/2020	156,172	0	11,802	11,802	0
								$0	$53,642	$53,993	$(351)
Total Swap Agreements								$157	$53,735	$54,243	$(351)

(m)	Securities with an aggregate market value of $574 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$155	$3,799	$3,954
Corporate Bonds & Notes
Banking & Finance	0	131,738	0	131,738
Industrials	0	82,088	0	82,088
Utilities	0	16,277	0	16,277
Municipal Bonds & Notes
California	0	2,309	0	2,309
U.S. Government Agencies	0	217,389	0	217,389
U.S. Treasury Obligations	0	75,194	0	75,194
Non-Agency Mortgage-Backed Securities	0	19,611	0	19,611
Asset-Backed Securities	0	65,938	0	65,938
Sovereign Issues	0	26,589	0	26,589
Preferred Securities
Banking & Finance	0	491	0	491
Short-Term Instruments
Certificates of Deposit	0	2,806	0	2,806
Commercial Paper	0	15,547	0	15,547
Repurchase Agreements	0	521	0	521
Japan Treasury Bills	0	38,929	0	38,929

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2019 (Unaudited)

U.S. Treasury Bills	0	250	0	250
	$0	$695,832	$3,799	$699,631
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$279,448	$0	$0	$279,448
Total Investments	$279,448	$695,832	$3,799	$979,079
Short Sales, at Value - Liabilities
Sovereign Issues	0	(6,140)	0	(6,140)
U.S. Government Agencies	0	(30,340)	0	(30,340)
	$0	$(36,480)	$0	$(36,480)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	731	257	0	988
Over the counter	0	55,597	0	55,597
	$731	$55,854	$0	$56,585
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(171)	(219)	0	(390)
Over the counter	0	(2,470)	0	(2,470)
	$(171)	$(2,689)	$0	$(2,860)
Total Financial Derivative Instruments	$560	$53,165	$0	$53,725
Totals	$280,008	$712,517	$3,799	$996,324

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 121.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
American Honda Finance Corp. 2.811% (LIBOR03M + 0.850%) due 03/29/2021 «~		$1,900	$1,900
Charter Communications Operating LLC 3.550% (LIBOR03M + 1.750%) due 02/01/2027 ~		1,738	1,751
Toyota Motor Credit Corp. 2.525% (LIBOR03M + 0.580%) due 09/28/2020 «~		5,000	4,999
Total Loan Participations and Assignments (Cost $8,621)			8,650
CORPORATE BONDS & NOTES 9.5%
BANKING & FINANCE 7.0%
AXA Equitable Holdings, Inc. 4.350% due 04/20/2028		2,300	2,497
Bank of America Corp. 3.004% due 12/20/2023 ●		431	442
Barclays Bank PLC
7.625% due 11/21/2022 (g)		400	450
10.000% due 05/21/2021	GBP	1,400	2,066
10.179% due 06/12/2021		$18,540	20,609
Barclays PLC
3.250% due 01/17/2033	GBP	1,100	1,533
3.284% (US0003M + 1.380%) due 05/16/2024 ~		$6,500	6,578
3.650% due 03/16/2025		400	418
3.932% due 05/07/2025 ●		900	946
4.375% due 01/12/2026		1,300	1,408
4.610% due 02/15/2023 ●		4,400	4,596
4.972% due 05/16/2029 ●		1,400	1,578
5.088% due 06/20/2030 ●		400	446
7.125% due 06/15/2025 ●(f)(g)	GBP	1,720	2,580
8.000% due 12/15/2020 ●(f)(g)	EUR	600	719
Citigroup, Inc.
2.930% (US0003M + 1.023%) due 06/01/2024 ~		$6,200	6,276
3.337% (US0003M + 1.430%) due 09/01/2023 ~		500	511
Cooperatieve Rabobank UA
5.500% due 06/29/2020 ●(f)(g)	EUR	200	230
6.625% due 06/29/2021 ●(f)(g)		800	976
6.875% due 03/19/2020 (g)		4,200	4,781
Credit Suisse Group AG
6.375% due 08/21/2026 ●(f)(g)		$2,500	2,701
7.500% due 07/17/2023 ●(f)(g)		2,800	3,066
Deutsche Bank AG
3.149% (US0003M + 1.230%) due 02/27/2023 ~		9,300	9,120
3.961% due 11/26/2025 ●		6,200	6,336
4.250% due 10/14/2021		8,250	8,485
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	2,100	2,549
Ford Motor Credit Co. LLC
2.865% (US0003M + 0.930%) due 09/24/2020 ~		$4,700	4,707
3.012% (US0003M + 1.000%) due 01/09/2020 ~		2,905	2,905
3.550% due 10/07/2022		1,800	1,827
4.593% (US0003M + 2.550%) due 01/07/2021 ~		1,600	1,623
Goldman Sachs Group, Inc. 3.080% (US0003M + 1.170%) due 11/15/2021 ~		3,500	3,528
HSBC Holdings PLC
2.504% (US0003M + 0.600%) due 05/18/2021 ~		2,200	2,202
2.904% (US0003M + 1.000%) due 05/18/2024 ~		1,400	1,412
3.400% due 03/08/2021		1,300	1,321
3.543% (US0003M + 1.500%) due 01/05/2022 ~		2,100	2,142
4.292% due 09/12/2026 ●		1,300	1,405
4.300% due 03/08/2026		1,000	1,089
JPMorgan Chase & Co.
2.509% (US0003M + 0.610%) due 06/18/2022 ~		6,000	6,025
2.824% (US0003M + 0.890%) due 07/23/2024 ~		5,400	5,446
3.797% due 07/23/2024 ●		2,000	2,108
Lloyds Banking Group PLC
2.728% (US0003M + 0.800%) due 06/21/2021 ~		4,000	4,023
2.858% due 03/17/2023 ●		900	911
4.050% due 08/16/2023		200	212
4.582% due 12/10/2025		1,200	1,299
5.125% due 12/27/2024 ●(f)(g)	GBP	1,900	2,616
7.500% due 09/27/2025 ●(f)(g)		$4,200	4,713

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

7.625% due 06/27/2023 ●(f)(g)	GBP	1,300	1,936
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021		$700	695
2.600% due 09/28/2022		700	701
2.650% due 07/13/2022		2,150	2,156
Royal Bank of Scotland Group PLC
3.497% (US0003M + 1.550%) due 06/25/2024 ~		3,300	3,352
4.445% due 05/08/2030 ●		400	442
4.519% due 06/25/2024 ●		3,000	3,187
4.800% due 04/05/2026		1,100	1,222
4.892% due 05/18/2029 ●		2,600	2,940
5.076% due 01/27/2030 ●		2,900	3,334
6.000% due 12/19/2023		1,400	1,557
6.100% due 06/10/2023		200	220
7.500% due 08/10/2020 ●(f)(g)		1,000	1,024
8.000% due 08/10/2025 ●(f)(g)		1,200	1,384
8.625% due 08/15/2021 ●(f)(g)		1,000	1,083
Santander UK Group Holdings PLC 4.796% due 11/15/2024 ●		3,900	4,211
Santander UK PLC 2.875% due 06/18/2024		6,100	6,238
SL Green Realty Corp. 4.500% due 12/01/2022		4,600	4,849
Standard Chartered PLC 3.091% (US0003M + 1.200%) due 09/10/2022 ~		5,800	5,848
Synchrony Financial
2.700% due 02/03/2020		2,100	2,101
3.132% (US0003M + 1.230%) due 02/03/2020 ~		3,200	3,203
UBS AG
4.750% due 02/12/2026 ●(g)	EUR	5,000	5,896
5.125% due 05/15/2024 (g)		$3,900	4,212
7.625% due 08/17/2022 (g)		4,700	5,300
UBS Group AG
2.950% due 09/24/2020		700	705
4.125% due 09/24/2025		800	870
UniCredit SpA 7.830% due 12/04/2023		6,175	7,205
WPC Eurobond BV 2.250% due 04/09/2026	EUR	5,700	6,870
			226,152
INDUSTRIALS 1.6%
Allergan Sales LLC 4.875% due 02/15/2021		$186	191
Amgen, Inc. 3.875% due 11/15/2021		100	103
BAT Capital Corp. 3.222% due 08/15/2024		300	307
BAT International Finance PLC 3.950% due 06/15/2025		1,000	1,058
Charter Communications Operating LLC
3.579% due 07/23/2020		3,200	3,221
4.464% due 07/23/2022		1,800	1,892
4.908% due 07/23/2025		1,400	1,542
Comcast Corp. 3.950% due 10/15/2025		104	114
CSN Resources S.A. 7.625% due 02/13/2023		650	694
Daimler Finance North America LLC 2.810% (US0003M + 0.900%) due 02/15/2022 ~		3,750	3,780
Enbridge, Inc. 2.594% (US0003M + 0.700%) due 06/15/2020 ~		1,400	1,402
General Motors Co. 2.694% (US0003M + 0.800%) due 08/07/2020 ~		300	300
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	3,000	3,534
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		$3,200	3,401
Imperial Brands Finance PLC
3.125% due 07/26/2024		300	303
3.500% due 07/26/2026		400	403
INEOS Finance PLC 2.125% due 11/15/2025	EUR	3,400	3,847
Kraft Heinz Foods Co.
5.000% due 07/15/2035		$100	111
5.200% due 07/15/2045		200	217
McDonald’s Corp. 2.366% (US0003M + 0.430%) due 10/28/2021 ~		1,500	1,505
Netflix, Inc. 3.875% due 11/15/2029	EUR	2,400	2,857
Occidental Petroleum Corp.
2.854% (US0003M + 0.950%) due 02/08/2021 ~		$300	302
3.360% (US0003M + 1.450%) due 08/15/2022 ~		3,800	3,821

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

Reynolds American, Inc. 4.000% due 06/12/2022		100	104
Sands China Ltd.
5.125% due 08/08/2025		5,000	5,501
5.400% due 08/08/2028		3,600	4,068
Sasol Financing USA LLC 5.875% due 03/27/2024		1,000	1,083
Syngenta Finance NV 3.698% due 04/24/2020		1,600	1,605
Williams Cos., Inc. 4.500% due 11/15/2023		1,100	1,178
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		2,200	2,201
3.550% due 04/01/2025		2,100	2,214
			52,859
UTILITIES 0.9%
AT&T, Inc.
2.651% (US0003M + 0.650%) due 01/15/2020 ~		100	100
2.657% (US0003M + 0.750%) due 06/01/2021 ~		10,400	10,464
2.951% (US0003M + 0.950%) due 07/15/2021 ~		4,700	4,746
3.067% (US0003M + 1.180%) due 06/12/2024 ~		6,300	6,414
Petrobras Global Finance BV 5.093% due 01/15/2030		3,052	3,274
Rio Oil Finance Trust 9.250% due 07/06/2024		1,096	1,231
Severn Trent Utilities Finance PLC 6.125% due 02/26/2024	GBP	525	824
Southern Power Co. 2.458% (US0003M + 0.550%) due 12/20/2020 ~		$700	700
Sprint Communications, Inc. 6.000% due 11/15/2022		300	315
Sprint Corp.
7.250% due 09/15/2021		700	742
7.875% due 09/15/2023		200	221
			29,031
Total Corporate Bonds & Notes (Cost $298,390)			308,042
MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.1%
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035		1,300	1,857
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 6.466% due 08/01/2023		1,100	1,262
			3,119
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		400	480
7.750% due 01/01/2042		153	173
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035		3,600	4,373
			5,026
PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039		100	137
TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024		2,225	2,244
Total Municipal Bonds & Notes (Cost $9,091)			10,526
U.S. GOVERNMENT AGENCIES 37.2%
Fannie Mae
1.779% due 03/25/2036 ●		96	96
1.912% due 03/25/2034 ●		2	2
2.058% due 09/25/2042 ●		124	123
3.125% due 11/25/2023 ●		12	12
3.292% due 04/25/2024 ●		12	12
3.658% due 10/01/2035 ●		41	43
4.022% due 07/01/2035 ●		20	21
4.028% due 10/01/2035 ●		13	14
4.068% due 09/01/2035 ●		136	143
4.071% due 08/01/2035 ●		109	113
4.175% due 10/01/2035 ●		48	51

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

4.531% due 07/01/2032 ●	9	9
4.537% due 11/01/2034 ●	62	66
4.566% due 02/01/2034 ●	45	47
4.639% due 03/01/2036 ●	246	258
4.729% due 08/01/2036 ●	53	55
4.800% due 02/01/2035 ●	16	16
Freddie Mac
1.940% due 10/15/2020 ●	1	1
2.140% due 11/15/2043 ●	1,708	1,705
3.439% due 10/25/2044 ●	36	37
3.639% due 07/25/2044 ●	163	166
3.759% due 09/01/2035 ●	20	21
4.000% due 01/01/2048	189	199
Ginnie Mae
2.294% due 08/20/2062 ●	1,373	1,372
3.500% due 02/15/2045 - 03/15/2045	3,388	3,550
4.125% (H15T1Y + 1.500%) due 11/20/2024 ~	14	15
Ginnie Mae, TBA 5.000% due 01/01/2050	9,600	10,119
Overseas Private Investment Corp. 4.140% due 05/15/2030	889	982
Uniform Mortgage-Backed Security
2.500% due 10/01/2049 - 12/01/2049	109,098	107,872
3.500% due 04/01/2048	8,263	8,576
4.000% due 10/01/2030 - 06/01/2049	78,365	83,243
5.500% due 09/01/2027	6	6
Uniform Mortgage-Backed Security, TBA
2.500% due 01/01/2050	20,285	20,047
3.000% due 02/01/2050	312,000	316,045
3.500% due 01/01/2050 - 02/01/2050	117,800	121,113
4.000% due 01/01/2050 - 02/01/2050	453,632	471,751
4.500% due 02/01/2050	50,400	53,093
Total U.S. Government Agencies (Cost $1,196,732)		1,200,994
U.S. TREASURY OBLIGATIONS 46.2%
U.S. Treasury Bonds
2.750% due 08/15/2047	500	536
3.000% due 08/15/2048	900	1,013
3.000% due 02/15/2049 (i)	37,000	41,705
4.375% due 05/15/2040	16,100	21,601
4.625% due 02/15/2040	11,300	15,612
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022	73,906	73,872
0.125% due 04/15/2022	89,840	89,715
0.125% due 07/15/2022	7,945	7,979
0.625% due 07/15/2021	80,840	81,751
0.625% due 01/15/2026	5,913	6,096
0.625% due 02/15/2043	1,455	1,473
1.000% due 02/15/2046	8,472	9,324
1.000% due 02/15/2048	36,317	40,223
1.000% due 02/15/2049	35,383	39,355
1.375% due 02/15/2044	8,502	10,035
U.S. Treasury Notes
1.500% due 08/15/2026	51,500	50,446
1.625% due 12/15/2022	66,700	66,732
1.625% due 02/15/2026 (i)(m)	6,100	6,041
1.750% due 05/15/2023 (k)(m)	1,330	1,335
1.875% due 07/31/2022	50,800	51,146
1.875% due 08/31/2022 (i)	293,800	295,871
2.000% due 07/31/2022 (i)(k)(m)	32,400	32,726
2.000% due 11/30/2022 (k)(m)	43,000	43,471
2.000% due 11/15/2026	37,400	37,796
2.250% due 12/31/2023 (k)(m)	3,800	3,884
2.250% due 08/15/2027	27,800	28,564
2.625% due 12/31/2025 (m)	22,700	23,787
2.625% due 02/15/2029 (i)	275,500	291,822
3.000% due 09/30/2025	56,300	60,089
3.000% due 10/31/2025	56,600	60,443
Total U.S. Treasury Obligations (Cost $1,453,125)		1,494,443
NON-AGENCY MORTGAGE-BACKED SECURITIES 6.4%
American Home Mortgage Assets Trust
1.982% due 05/25/2046 ^●	614	559
2.002% due 10/25/2046 ●	229	159
American Home Mortgage Investment Trust
3.407% due 09/25/2045 ●	70	70
3.907% due 02/25/2045 ●	140	141
Banc of America Funding Trust
1.955% due 10/20/2036 ●	358	321
4.321% due 01/20/2047 ^~	22	21
Bear Stearns ALT-A Trust
3.774% due 08/25/2036 ^~	450	384

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

3.870% due 07/25/2035 ~		3,628	3,362
4.413% due 05/25/2035 ~		82	83
Citigroup Commercial Mortgage Trust 1.771% due 09/10/2045 ~(a)		5,474	210
Citigroup Mortgage Loan Trust
1.952% due 01/25/2037 ●		8,629	7,882
4.169% due 09/25/2037 ^~		3,866	3,790
4.300% due 09/25/2037 ^~		63	55
4.380% due 10/25/2035 ●		93	96
Countrywide Alternative Loan Trust
1.962% due 11/25/2036 ●		491	484
1.975% due 03/20/2046 ●		794	740
1.975% due 07/20/2046 ^●		450	334
2.342% due 05/25/2035 ●		1,511	1,265
3.872% due 06/25/2037 ~		605	532
4.289% due 10/20/2035 ●		256	225
Countrywide Home Loan Mortgage Pass-Through Trust
2.372% due 04/25/2035 ●		77	74
2.432% due 03/25/2035 ●		43	42
Credit Suisse First Boston Mortgage Securities Corp. 4.031% due 06/25/2033 ~		32	32
Credit Suisse Mortgage Capital Certificates 2.092% due 01/27/2037 ●		1,490	1,094
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 2.292% due 02/25/2035 ●		415	403
Downey Savings & Loan Association Mortgage Loan Trust
2.024% due 08/19/2045 ●		230	226
4.376% due 07/19/2044 ~		20	20
European Loan Conduit 1.000% due 02/17/2030 ●	EUR	3,500	3,931
First Horizon Alternative Mortgage Securities Trust 3.833% due 03/25/2035 ~		$56	45
First Horizon Mortgage Pass-Through Trust 4.664% due 08/25/2035 ~		11	10
GreenPoint Mortgage Funding Trust 1.972% due 01/25/2037 ●		7,567	7,340
GSMSC Pass-Through Trust 2.158% due 12/26/2036 ●		4,003	2,208
GSR Mortgage Loan Trust 4.269% due 09/25/2035 ~		30	31
HarborView Mortgage Loan Trust 1.984% due 07/19/2047 ●		9,796	9,479
Hawksmoor Mortgages 1.761% due 05/25/2053 ●	GBP	15,285	20,298
HomeBanc Mortgage Trust 4.128% due 04/25/2037 ^~		$535	502
IndyMac Mortgage Loan Trust
2.002% due 05/25/2046 ●		790	778
2.092% due 06/25/2037 ^●		210	133
2.572% due 05/25/2034 ●		8	8
3.855% due 12/25/2034 ~		10	10
JPMorgan Alternative Loan Trust 6.000% due 12/27/2036		2,851	2,326
JPMorgan Chase Commercial Mortgage Securities Trust 3.190% due 12/15/2031 ●		3,300	3,300
JPMorgan Mortgage Trust
4.611% due 02/25/2035 ~		25	25
6.000% due 01/25/2036 ^		338	260
London Wall Mortgage Capital PLC 1.639% due 11/15/2049 ●	GBP	1,242	1,646
Merrill Lynch Mortgage Investors Trust 2.002% due 02/25/2036 ●		$54	53
MF1 2019-FL2 Ltd. 2.922% due 12/25/2034 ●		7,500	7,518
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~		4,745	4,776
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		7,795	7,802
Residential Accredit Loans, Inc. Trust
1.942% due 02/25/2047 ●		3,148	3,018
1.952% due 01/25/2037 ●		7,303	7,012
1.962% due 01/25/2037 ●		4,813	4,540
1.977% due 12/25/2036 ●		127	120
3.472% due 11/25/2037 ~		7,426	6,984
4.687% due 09/25/2034 ~		3,810	3,826
5.000% due 09/25/2036 ^		260	240
6.000% due 03/25/2037 ^		2,992	2,776
Residential Asset Securitization Trust
5.500% due 09/25/2035 ^		3,664	2,975
Ripon Mortgages PLC 1.602% due 08/20/2056 ●	GBP	4,743	6,290
Structured Adjustable Rate Mortgage Loan Trust 3.639% due 01/25/2035 ^●		$81	80

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

Structured Asset Mortgage Investments Trust
1.912% due 08/25/2036 ●		10,730	10,118
1.982% due 07/25/2046 ^●		3,177	2,554
2.012% due 05/25/2036 ●		121	116
2.012% due 05/25/2046 ●		474	261
2.014% due 07/19/2035 ●		63	62
2.072% due 02/25/2036 ^●		234	227
3.732% due 02/25/2036 ^●		977	971
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.880% due 06/25/2033 ~		15	15
Towd Point Mortgage Funding 0.000% due 07/20/2045 ●	GBP	20,700	27,419
Towd Point Mortgage Funding PLC 1.820% due 10/20/2051 ●		7,378	9,830
UBS-Barclays Commercial Mortgage Trust 0.952% due 03/10/2046 ~(a)		$23,694	560
WaMu Mortgage Pass-Through Certificates Trust
2.082% due 10/25/2045 ●		848	837
2.082% due 12/25/2045 ●		12,831	12,528
2.102% due 01/25/2045 ●		41	41
2.432% due 01/25/2045 ●		42	42
Washington Mutual Mortgage Pass-Through Certificates Trust
3.069% due 11/25/2046 ●		3,311	3,120
3.089% due 10/25/2046 ^●		4,828	4,435
Total Non-Agency Mortgage-Backed Securities (Cost $191,043)			206,080
ASSET-BACKED SECURITIES 12.7%
Aames Mortgage Investment Trust
2.782% due 07/25/2035 ●		6,313	6,336
3.817% due 01/25/2035 ●		4,773	4,603
ACE Securities Corp. Home Equity Loan Trust
1.942% due 07/25/2036 ●		4,190	1,970
2.032% due 12/25/2036 ●		14,234	9,207
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
2.242% due 10/25/2035 ●		976	982
2.262% due 10/25/2035 ●		9,500	9,173
Allegro CLO Ltd. 3.156% due 01/30/2026 ●		249	249
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.557% due 10/25/2035 ●		7,530	7,546
2.812% due 10/25/2034 ●		1,000	1,004
2.917% due 11/25/2034 ●		2,972	2,968
Argent Mortgage Loan Trust 2.272% due 05/25/2035 ●		3,434	3,304
Asset-Backed Funding Certificates Trust 2.482% due 07/25/2035 ●		2,622	2,631
Asset-Backed Securities Corp. Home Equity Loan Trust 2.887% due 02/25/2035 ●		1,327	1,334
Avery Point CLO Ltd. 2.982% due 07/17/2026 ●		5,223	5,220
Bear Stearns Asset-Backed Securities Trust
2.242% due 08/25/2036 ●		6,752	6,671
4.759% due 10/25/2036 ~		363	369
California Street CLO Ltd. 3.031% due 10/15/2025 ●		5,879	5,881
CIT Mortgage Loan Trust 3.142% due 10/25/2037 ●		4,713	4,765
Citigroup Mortgage Loan Trust, Inc.
2.072% due 08/25/2036 ●		14,200	13,642
2.202% due 10/25/2035 ●		446	451
Countrywide Asset-Backed Certificates
1.932% due 06/25/2035 ●		4,934	4,492
1.932% due 03/25/2037 ●		1,116	1,023
1.972% due 11/25/2047 ^●		2,145	1,893
1.992% due 08/25/2036 ●		4,351	4,339
1.992% due 06/25/2047 ^●		3,214	2,894
2.002% due 05/25/2047 ^●		5,602	4,818
2.012% due 09/25/2037 ^●		1,261	1,110
2.042% due 01/25/2046 ^●		6,564	6,308
2.042% due 06/25/2047 ●		2,782	2,642
2.072% due 09/25/2036 ●		2,213	2,214
2.232% due 04/25/2036 ●		11,140	11,194
2.827% due 12/25/2035 ●		5,093	5,094
First Franklin Mortgage Loan Trust
1.932% due 09/25/2036 ●		18	17
2.662% due 09/25/2034 ●		607	609
Fremont Home Loan Trust
1.927% due 10/25/2036 ●		3,138	2,943
2.122% due 01/25/2036 ●		395	386
GE-WMC Mortgage Securities Trust 1.832% due 08/25/2036 ●		8	4
GLS Auto Receivables Issuer Trust
2.470% due 11/15/2023		9,072	9,084

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

2.580% due 07/17/2023	6,879	6,890
GSAA Home Equity Trust 2.502% due 06/25/2035 ●	5,000	4,824
GSAMP Trust
1.972% due 11/25/2035 ●	50	11
2.022% due 01/25/2037 ●	7,000	6,185
2.042% due 05/25/2046 ●	12,450	11,819
2.112% due 03/25/2046 ●	10,400	10,290
3.592% due 06/25/2035 ●	6,927	6,873
Halcyon Loan Advisors Funding Ltd. 3.053% due 10/22/2025 ●	653	653
Home Equity Loan Trust 2.132% due 04/25/2037 ●	11,054	9,556
HSI Asset Securitization Corp. Trust 1.892% due 07/25/2036 ●	5,123	2,907
Jamestown CLO Ltd. 2.871% due 01/15/2028 ●	8,550	8,542
JPMorgan Mortgage Acquisition Trust
2.052% due 03/25/2037 ●	487	478
2.062% due 05/25/2036 ●	1,700	1,641
Lehman XS Trust 1.952% due 05/25/2036 ●	4,364	4,533
Long Beach Mortgage Loan Trust
1.962% due 12/25/2036 ●	11,962	6,297
2.312% due 08/25/2045 ●	1,108	1,090
2.352% due 10/25/2034 ●	186	180
2.437% due 11/25/2035 ●	564	562
2.527% due 08/25/2035 ●	195	196
MASTR Asset-Backed Securities Trust
1.902% due 11/25/2036 ●	21,602	10,157
2.292% due 10/25/2035 ^●	4,182	4,051
Merrill Lynch Mortgage Investors Trust
1.902% due 07/25/2037 ●	16,380	9,018
1.902% due 08/25/2037 ●	6,402	4,089
Morgan Stanley ABS Capital, Inc. Trust
1.922% due 10/25/2036 ●	1,043	1,005
1.922% due 02/25/2037 ●	5,670	5,239
1.952% due 09/25/2036 ●	1,119	616
2.497% due 12/25/2034 ●	1,136	1,087
Mountain Hawk CLO Ltd. 3.203% due 04/18/2025 ●	912	912
Navient Private Education Loan Trust 2.140% due 12/16/2058 ●	31	31
NovaStar Mortgage Funding Trust 2.872% due 06/25/2035 ●	3,494	3,509
OHA Credit Partners Ltd. 2.976% due 10/20/2025 ●	141	141
Option One Mortgage Loan Trust 2.152% due 01/25/2036 ●	7,800	7,254
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.842% due 10/25/2034 ●	1,800	1,798
3.592% due 12/25/2034 ●	1,208	1,223
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ	12,970	5,765
Residential Asset Mortgage Products Trust
2.232% due 12/25/2035 ●	948	887
2.482% due 10/25/2035 ●	6,890	6,866
Residential Asset Securities Corp. Trust
2.062% due 08/25/2036 ●	15,000	14,485
2.262% due 11/25/2035 ●	4,493	4,363
Securitized Asset-Backed Receivables LLC Trust
1.962% due 08/25/2036 ^●	709	315
2.032% due 07/25/2036 ●	7,035	3,939
2.452% due 08/25/2035 ^●	2,355	1,786
2.842% due 03/25/2035 ●	2,599	2,439
Sound Point CLO Ltd. 3.084% due 01/23/2029 ●	4,800	4,798
Soundview Home Loan Trust
1.952% due 10/25/2036 ●	3,473	3,466
1.972% due 02/25/2037 ●	746	280
2.102% due 02/25/2036 ●	4,700	4,420
Specialty Underwriting & Residential Finance Trust 2.767% due 12/25/2035 ●	263	264
Structured Asset Investment Loan Trust
1.922% due 07/25/2036 ●	1,409	1,105
1.942% due 09/25/2036 ●	2,118	2,064
2.722% due 06/25/2035 ●	10,000	9,642
2.742% due 08/25/2033 ●	14,221	14,241
Structured Asset Securities Corp. Mortgage Loan Trust
1.952% due 03/25/2036 ●	517	494
1.962% due 12/25/2036 ●	2,226	2,188
3.191% due 04/25/2035 ●	132	130
Sudbury Mill CLO Ltd. 3.152% due 01/17/2026 ●	5,769	5,772

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

THL Credit Wind River CLO Ltd. 2.856% due 10/15/2027 ●		6,900	6,900
TICP CLO Ltd. 2.806% due 04/20/2028 ●		3,800	3,794
Towd Point Mortgage Trust 2.792% due 10/25/2059 ●		5,808	5,830
Venture CDO Ltd. 2.881% due 04/15/2027 ●		4,600	4,582
Venture CLO Ltd. 2.992% due 04/20/2029 ●		8,400	8,393
Vericrest Opportunity Loan Transferee LLC 3.125% due 09/25/2047 þ		3,294	3,306
WaMu Asset-Backed Certificates WaMu Trust 2.017% due 05/25/2037 ●		6,159	5,927
Total Asset-Backed Securities (Cost $380,619)			411,468
SOVEREIGN ISSUES 3.3%
Argentina Government International Bond
3.750% due 12/31/2038 þ		14,300	7,021
5.875% due 01/11/2028		6,550	3,097
42.836% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	4,641	41
56.589% (ARLLMONP) due 06/21/2020 ~(a)		168,901	1,527
Autonomous Community of Catalonia 4.950% due 02/11/2020	EUR	15,296	17,251
Brazil Government International Bond 4.750% due 01/14/2050		$5,058	4,998
Israel Government International Bond 4.125% due 01/17/2048		1,300	1,509
Japan Government International Bond 0.100% due 03/10/2028 (e)	JPY	7,031,732	66,593
Saudi Government International Bond
2.375% due 10/26/2021		$300	301
4.000% due 04/17/2025		2,900	3,132
5.000% due 04/17/2049		1,700	2,036
Total Sovereign Issues (Cost $118,422)			107,506
		SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Banco Bilbao Vizcaya Argentaria S.A. 6.750% due 02/18/2020 ●(f)(g)		400,000	452
Banco Santander S.A. 6.250% due 09/11/2021 ●(f)(g)		600,000	718
JPMorgan Chase & Co. 5.406% (US0003M + 3.470%) due 01/30/2020 ~(f)		1,977,000	1,998
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (f)		930,000	1,330
Total Preferred Securities (Cost $4,194)			4,498
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.1%
CERTIFICATES OF DEPOSIT 0.2%
Lloyds Bank Corporate Markets PLC 2.512% (US0003M + 0.500%) due 10/26/2020 ~		7,200	7,215
COMMERCIAL PAPER 1.1%
Bank of Montreal
1.852% due 01/03/2020	CAD	19,600	15,092
1.854% due 01/03/2020		3,600	2,772
Royal Bank Of Canada
1.850% due 01/06/2020		12,100	9,316
1.854% due 01/03/2020		3,600	2,772

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

Toronto-Dominion Bank 1.850% due 01/08/2020		7,600	5,850
			35,802
REPURCHASE AGREEMENTS (h) 0.0%			476
ARGENTINA TREASURY BILLS 0.0%
41.333% due 04/03/2020 «~	ARS	22,360	306
199.521% due 02/26/2020 - 05/13/2020 (c)(d)		10,070	119
			425
JAPAN TREASURY BILLS 3.6%
(0.138)% due 01/14/2020 - 02/17/2020 (c)(d)	JPY	12,556,000	115,576
U.S. TREASURY BILLS 0.2%
1.564% due 02/06/2020 - 03/19/2020 (c)(d)(i)(m)		$5,771	5,762
Total Short-Term Instruments (Cost $164,519)			165,256
Total Investments in Securities (Cost $3,824,756)			3,917,463
		SHARES
INVESTMENTS IN AFFILIATES 21.7%
SHORT-TERM INSTRUMENTS 21.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 21.7%
PIMCO Short Asset Portfolio		49,720,709	495,020
PIMCO Short-Term Floating NAV Portfolio III		20,985,377	207,608
Total Short-Term Instruments (Cost $705,185)			702,628
Total Investments in Affiliates (Cost $705,185)			702,628
Total Investments 142.9% (Cost $4,529,941)			$4,620,091
Financial Derivative Instruments (j)(l) 4.2%(Cost or Premiums, net $(18,445))			135,734
Other Assets and Liabilities, net (47.1)%			(1,522,834)
Net Assets 100.0%			$3,232,991

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$476	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(489)	$476	$476
Total Repurchase Agreements						$(489)	$476	$476

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	1.870%	11/12/2019	02/10/2020	$(41,902)	$(42,014)
	2.100	12/13/2019	01/13/2020	(102,694)	(102,813)
RCY	1.970	11/26/2019	01/13/2020	(2,225)	(2,229)
	1.970	12/23/2019	01/13/2020	(91,042)	(91,092)
SCX	1.880	11/25/2019	02/28/2020	(27,708)	(27,763)
Total Reverse Repurchase Agreements					$(265,911)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
UBS	1.830%	11/07/2019	02/07/2020	$(102,267)	$(102,559)
Total Sale-Buyback Transactions					$(102,559)

SHORT SALES:

Description	Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales(4)
United States (3.0)%
U.S. Government Agencies (3.0)%
Uniform Mortgage-Backed Security, TBA	2.500%	01/01/2050		$87,685	$(86,448)	$(86,657)
Uniform Mortgage-Backed Security, TBA	5.000	01/01/2050		9,600	(10,257)	(10,265)
Canada
Sovereign Issues (0.8)%
Canada Government Bond	2.750	12/01/2048	CAD	27,600	(25,822)	(26,082)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

Total Short Sales (3.8)%	$(122,527)	$(123,004)

(i)	Securities with an aggregate market value of $365,269 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(339,651) at a weighted average interest rate of 2.198%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Payable for sale-buyback transactions includes $(187) of deferred price drop.
(4)	Payable for short sales includes $85 of accrued interest.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	$109.500	02/21/2020	452	$904	$4	$1
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	110.000	02/21/2020	132	264	1	0
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	110.125	02/21/2020	342	684	3	0
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	110.375	02/21/2020	2,043	4,086	18	2
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	110.500	02/21/2020	15	30	0	0
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	111.125	02/21/2020	455	910	4	1
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	111.000	02/21/2020	662	662	6	1
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	111.250	02/21/2020	99	99	1	0
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	111.500	02/21/2020	15	15	0	0
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	112.250	02/21/2020	2	2	0	0
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	117.000	02/21/2020	152	152	1	0
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	117.500	02/21/2020	4,314	4,314	37	4
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	118.000	02/21/2020	18	18	0	0
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	119.000	02/21/2020	3	3	0	0
Total Purchased Options					$75	$9

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	$125.500	02/21/2020	1,874	$1,874	$(474)	$(147)
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	126.000	02/21/2020	1,163	1,163	(289)	(127)
Total Written Options					$(763)	$(274)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2020	773	$147,827	$(1,242)	$0	$(971)
Mini MSCI EAFE Index March Futures	03/2020	1,904	193,875	1,752	1,092	0
U.S. Treasury 5-Year Note March Futures	03/2020	778	92,278	(378)	0	(18)
U.S. Treasury 10-Year Note March Futures	03/2020	499	64,083	(551)	0	(55)
				$(419)	$1,092	$(1,044)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Put Options Strike @ EUR 169.500 on Euro-Schatz Bond February 2020 Futures (1)	01/2020	397	$(196)	$9	$9	$0
U.S. Treasury 2-Year Note March Futures	03/2020	4,693	(1,011,342)	872	0	(220)
U.S. Treasury 30-Year Bond March Futures	03/2020	1,568	(244,461)	4,778	539	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2020	305	(55,405)	1,563	353	0
United Kingdom Long Gilt March Futures	03/2020	725	(126,169)	(226)	1,219	(547)
				$6,996	$2,120	$(767)
Total Futures Contracts				$6,577	$3,212	$(1,811)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Boston Scientific Corp.	(1.000)%	Quarterly	06/20/2020	0.042%	$2,000	$(12)	$2	$(10)	$0	$0
Constellation Energy Group, Inc.	(1.000)	Quarterly	06/20/2020	0.033	1,000	(6)	1	(5)	0	0
Kraft Heinz Foods Co.	(1.000)	Quarterly	09/20/2020	0.107	1,500	(12)	2	(10)	0	0
						$(30)	$5	$(25)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2023	0.246%		$6,300	$176	$10	$186	$1	$0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	0.892	EUR	6,600	75	(37)	38	0	(3)
							$251	$(27)	$224	$1	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-32 5-Year Index	1.000%	Quarterly	06/20/2024	$29,000	$693	$73	$766	$0	$(3)
CDX.IG-33 5-Year Index	1.000	Quarterly	12/20/2024	107,200	2,431	388	2,819	0	(10)
					$3,124	$461	$3,585	$0	$(13)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.700%	Semi-Annual	12/18/2024	CAD	299,000	$(1,622)	$(2,267)	$(3,889)	$0	$(613)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		26,250	2,646	(499)	2,147	0	(488)
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049		3,700	78	(120)	(42)	0	(67)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2020		$1,300	6	(2)	4	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2021		113,300	(36)	7	(29)	27	0
Pay(7)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		182,900	3,126	(383)	2,743	0	(82)
Receive	3-Month USD-LIBOR	2.569	Semi-Annual	10/23/2024		48,700	(2,155)	204	(1,951)	42	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		226,200	541	2,019	2,560	245	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		27,200	(1,124)	125	(999)	29	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		131,200	(8,921)	778	(8,143)	154	0
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		79,800	(5,450)	474	(4,976)	94	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		104,800	(1,916)	549	(1,367)	138	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,800	(65)	14	(51)	3	0
Receive(7)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		129,100	(3,515)	655	(2,860)	156	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/18/2026		45,000	192	(362)	(170)	0	(90)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		16,200	246	126	372	35	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		8,800	(523)	86	(437)	21	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		99,700	(4,195)	1,007	(3,188)	278	0
Receive(7)	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		29,500	423	355	778	94	0
Receive	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		6,400	(705)	203	(502)	69	0
Receive(7)	3-Month USD-LIBOR	2.250	Semi-Annual	01/13/2050		40,720	(2,589)	1,308	(1,281)	461	0
Receive(7)	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		200	(1)	6	5	2	0
Receive(7)	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050		500	41	15	56	5	0
Receive(7)	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		1,100	59	33	92	12	0
Receive(7)	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		600	50	17	67	6	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	6,800,000	(2,173)	604	(1,569)	0	(54)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

Receive	CPTFEMU	0.740	Maturity	01/15/2020	EUR	6,900	83	16	99	13	0
Receive	CPTFEMU	1.710	Maturity	03/15/2033		5,350	(565)	114	(451)	29	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		4,850	1,287	(285)	1,002	0	(68)
Receive	CPURNSA	1.669	Maturity	06/19/2024		$96,900	100	801	901	142	0
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	38,200	359	712	1,071	45	0
Pay	UKRPI	3.593	Maturity	11/15/2028		6,300	177	118	295	7	0
Pay	UKRPI	3.595	Maturity	11/15/2028		24,400	696	457	1,153	28	0
Pay	UKRPI	3.603	Maturity	11/15/2028		7,500	224	141	365	9	0
							$(25,221)	$7,026	$(18,195)	$2,144	$(1,462)
Total Swap Agreements							$(21,876)	$7,465	$(14,411)	$2,145	$(1,478)

(k)	Securities with an aggregate market value of $52,652 and cash of $2,373 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	Future styled option.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2020	AUD	287,635		$195,296	$0	$(6,589)
	01/2020	DKK	204,489		30,328	0	(367)
	01/2020	EUR	958,017		1,058,144	0	(16,933)
	01/2020		$4,457	MXN	87,272	146	0
	02/2020	ZAR	470,358		$32,854	0	(582)
BPS	01/2020	EUR	43,947		48,549	0	(768)
	01/2020	GBP	216,484		280,336	0	(6,477)
	01/2020	JPY	5,417,400		49,685	17	(202)
	01/2020	MXN	300		16	0	0
	01/2020	SEK	404,164		42,225	0	(941)
	01/2020		$25,326	CAD	33,349	358	0
	01/2020		44,024	EUR	39,331	113	0
	01/2020		18,989	GBP	14,204	11	(182)
	03/2020	HKD	804,036		$102,616	0	(506)
	03/2020		$15,197	IDR	216,680,315	371	0
	03/2020		10,938	KRW	12,965,905	301	0
	06/2020		15	MXN	300	0	0
BRC	01/2020	GBP	11,708		$15,140	0	(372)
CBK	01/2020	CAD	7,600		5,770	0	(83)
	01/2020	GBP	606		794	0	(9)
	01/2020	ILS	35,688		10,316	0	(25)
	01/2020	JPY	87,078,307		802,048	485	0
	01/2020	MXN	253,472		13,225	0	(144)
	01/2020		$8,501	MXN	166,500	280	0
	02/2020	COP	57		$0	0	0
	02/2020	JPY	2,532,000		23,389	41	0
	02/2020		$12,848	COP	44,534,211	678	0
	02/2020		769	ZAR	11,381	40	0
	03/2020	KRW	18,361,144		$15,649	0	(267)
	05/2020		$13,025	MXN	253,472	141	0
DUB	03/2020	TWD	989,907		$32,772	0	(512)
FBF	03/2020	SGD	156		114	0	(2)
GLM	01/2020	DKK	165,545		24,411	0	(438)
	01/2020	GBP	1,101		1,442	0	(16)
	02/2020	COP	23,259,050		6,984	0	(81)
	03/2020	INR	881,470		12,252	0	(29)
	03/2020		$4,398	KRW	5,205,253	114	0
HUS	01/2020	AUD	15,953		$10,836	0	(361)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

	01/2020	CAD	11,579		8,795	0	(123)
	01/2020		$2,324	COP	8,091,532	136	0
	01/2020		14,583	RUB	963,941	920	0
	03/2020	INR	221,854		$3,084	0	(7)
	03/2020	SGD	54,927		40,249	0	(620)
	03/2020		$30,672	INR	2,234,300	457	0
	04/2020		1,605	DKK	10,650	3	0
	01/2021	BRL	3,010		$464	0	(270)
JPM	01/2020	DKK	32,995		4,876	0	(77)
	01/2020	EUR	14,505		16,124	0	(153)
	01/2020		$1,058	CAD	1,389	12	0
	01/2020		1,371	GBP	1,061	34	0
MYI	01/2020	CHF	289,471		$290,821	0	(8,368)
	01/2020	JPY	1,566,000		14,449	26	0
	01/2020		$60,320	DKK	403,029	178	0
	01/2020		25,654	JPY	2,805,100	167	0
	02/2020	JPY	7,222,000		$66,796	175	0
	02/2020		$932	ZAR	13,782	48	0
	04/2020	DKK	403,029		$60,699	0	(173)
RYL	01/2020	CAD	65,687		49,696	0	(891)
	03/2020		$1,109	SGD	1,499	6	0
SCX	01/2020	GBP	216,484		$278,843	0	(7,970)
	01/2020	SEK	16,920		1,774	0	(33)
	03/2020	CNY	28,780		4,088	0	(37)
SOG	03/2020		$2,799	HKD	21,855	4	0
SSB	01/2020	BRL	81,300		$20,034	0	(176)
	01/2020	NOK	183,756		20,038	0	(894)
	01/2020	SEK	404,164		42,280	0	(887)
	01/2020		$5,922	AUD	8,559	86	0
	01/2020		19,253	BRL	81,300	957	0
	01/2020		8,023	CHF	7,867	108	0
	01/2020		2,301	SEK	21,480	0	(7)
	02/2020		20,009	BRL	81,300	182	0
	03/2020		3,949	CNY	27,851	42	0
TOR	01/2020	CHF	11,389		$11,446	0	(325)
	02/2020	COP	29,134,808		8,755	0	(93)
UAG	01/2020	CAD	55,978		42,057	0	(1,053)
	01/2020	EUR	29,585		32,674	0	(526)
	01/2020	NZD	8,800		5,658	0	(266)
	01/2020		$1,595	DKK	10,650	4	0
	02/2020		271	MXN	5,212	3	0
	03/2020	HKD	10,420		$1,330	0	(6)
Total Forward Foreign Currency Contracts						$6,644	$(58,841)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
MYI	Call - OTC GBP versus USD	$1.320	01/02/2020	21,893	$278	$146

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	1,027,600	$2,530	$1,257
DUB	Put - OTC 6-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.040	02/21/2020	146,100	291	145
MYC	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.036	07/19/2021	503,500	1,850	1,411
	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.023	08/02/2021	1,115,800	4,388	3,129
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	03/11/2021	304,300	2,435	6,126
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	310,900	1,824	4,189
	Put - OTC 6-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.101	02/21/2020	107,800	162	65
	Put - OTC 6-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.109	02/21/2020	125,400	314	71
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	70,600	2,838	3
							$16,632	$16,396
Total Purchased Options							$16,910	$16,542

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425%	03/18/2020	7,200	$(4)	$(6)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	2,600	(2)	(4)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	7,200	(8)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	2,600	(3)	(1)
BPS	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	6,150	(8)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	02/19/2020	3,300	(2)	(4)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	3,300	(4)	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	3,700	(6)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	4,700	(4)	(7)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	4,700	(6)	(1)
BRC	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	11,800	(6)	(10)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	11,800	(14)	(4)
CBK	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	5,450	(7)	0
	Put - OTC CDX.IG-33 5-Year Index	Sell	1.000	01/15/2020	7,700	(7)	0
DBL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	02/19/2020	4,400	(2)	(3)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	02/19/2020	4,400	(4)	(1)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	2,300	(2)	(4)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	2,300	(3)	0
FBF	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	6,700	(7)	0
GST	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	5,000	(4)	(8)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	5,000	(5)	(1)
JLN	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	2,400	(2)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	2,400	(3)	(1)
JPM	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	2,500	(2)	(4)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	2,500	(3)	0
MEI	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	1,800	(1)	(4)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	1,800	(2)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	2,400	(2)	(4)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	2,400	(3)	0
						$(126)	$(71)

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Put - OTC USD versus MXN	MXN	18.887	01/06/2020	8,055	$(40)	$(16)
	Call - OTC USD versus MXN		19.841	01/06/2020	8,055	(43)	0
	Put - OTC USD versus RUB	RUB	62.815	01/09/2020	8,055	(41)	(102)
	Call - OTC USD versus RUB		65.910	01/09/2020	8,055	(41)	0
MYI	Call - OTC GBP versus USD		$1.335	01/02/2020	43,781	(298)	(30)
						$(463)	$(148)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	64,000	$(760)	$(539)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164	11/01/2021	137,300	(1,748)	(1,047)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323	03/11/2021	160,700	(2,435)	(7,062)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	164,100	(1,824)	(5,073)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.453	07/19/2021	161,100	(1,801)	(1,910)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.494	08/02/2021	356,900	(4,386)	(4,635)
							$(12,954)	$(20,266)
Total Written Options							$(13,543)	$(20,485)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

										Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	HSBC Holdings PLC	(1.000)%	Quarterly	12/20/2024	0.912%	EUR	500	$(3)	$0	$0	$(3)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

BPS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	1.518	2,385	440	(386)	54	0
CBK	UniCredit SpA	(1.000)	Quarterly	12/20/2023	1.518	70	13	(12)	1	0
HUS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	1.518	1,650	315	(278)	37	0
JPM	HSBC Holdings PLC	(1.000)	Quarterly	12/20/2024	0.912	1,200	(9)	3	0	(6)
							$756	$(673)	$92	$(9)

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	52,400	$(4)	$100	$96	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	NDDUEAFE Index	16,132	1.599%(3-Month USD-LIBOR less a specified spread)	Maturity	09/16/2020	$93,690	$0	$8,240	$8,240	$0
	Receive	NDDUEAFE Index	36,020	1.756%(3-Month USD-LIBOR less a specified spread)	Maturity	10/22/2020	213,423	0	14,499	14,499	0
FBF	Receive	NDDUEAFE Index	48,660	1.704%(3-Month USD-LIBOR less a specified spread)	Maturity	10/07/2020	290,339	0	20,168	20,168	0
JPM	Receive	NDDUEAFE Index	36,020	1.676%(3-Month USD-LIBOR less a specified spread)	Maturity	05/26/2020	213,422	0	14,619	14,619	0
MEI	Receive	NDDUEAFE Index	6,390	1.966%(3-Month USD-LIBOR less a specified spread)	Quarterly	09/23/2020	40,992	0	(217)	0	(217)
MYI	Receive	NDDUEAFE Index	43,653	1.693%(3-Month USD-LIBOR less a specified spread)	Quarterly	05/20/2020	271,394	0	8,081	8,081	0
	Receive	NDDUEAFE Index	47,531	1.689%(3-Month USD-LIBOR less a specified spread)	Quarterly	06/17/2020	304,039	0	662	662	0
	Receive	NDDUEAFE Index	93,140	1.792%(3-Month USD-LIBOR less a specified spread)	Quarterly	07/15/2020	558,997	0	36,359	36,359	0
	Receive	NDDUEAFE Index	72,427	1.685%(3-Month USD-LIBOR less a specified spread)	Maturity	09/16/2020	417,681	0	43,848	43,848	0
UAG	Receive	NDDUEAFE Index	66,398	1.717%(3-Month USD-LIBOR less a specified spread)	Maturity	09/23/2020	379,897	0	43,503	43,503	0
	Receive	NDDUEAFE Index	9,371	1.699%(3-Month USD-LIBOR less a specified spread)	Quarterly	11/18/2020	59,943	0	130	130	0
								$0	$189,892	$190,109	$(217)
Total Swap Agreements								$752	$189,319	$190,297	$(226)

(m)	Securities with an aggregate market value of $40,773 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2019 (Unaudited)

(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,751	$6,899	$8,650
Corporate Bonds & Notes
Banking & Finance	0	226,152	0	226,152
Industrials	0	52,859	0	52,859
Utilities	0	29,031	0	29,031
Municipal Bonds & Notes
California	0	3,119	0	3,119
Illinois	0	5,026	0	5,026
Pennsylvania	0	137	0	137
Texas	0	2,244	0	2,244
U.S. Government Agencies	0	1,200,994	0	1,200,994
U.S. Treasury Obligations	0	1,494,443	0	1,494,443
Non-Agency Mortgage-Backed Securities	0	206,080	0	206,080
Asset-Backed Securities	0	411,468	0	411,468
Sovereign Issues	0	107,506	0	107,506
Preferred Securities
Banking & Finance	0	4,498	0	4,498
Short-Term Instruments
Certificates of Deposit	0	7,215	0	7,215
Commercial Paper	0	35,802	0	35,802
Repurchase Agreements	0	476	0	476
Argentina Treasury Bills	0	119	306	425
Japan Treasury Bills	0	115,576	0	115,576
U.S. Treasury Bills	0	5,762	0	5,762
	$0	$3,910,258	$7,205	$3,917,463
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$702,628	$0	$0	$702,628
Total Investments	$702,628	$3,910,258	$7,205	$4,620,091
Short Sales, at Value - Liabilities
Sovereign Issues	0	(26,082)	0	(26,082)
U.S. Government Agencies	0	(96,922)	0	(96,922)
	$0	$(123,004)	$0	$(123,004)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,212	2,154	0	5,366
Over the counter	0	213,483	0	213,483
	$3,212	$215,637	$0	$218,849
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,811)	(1,752)	0	(3,563)
Over the counter	0	(79,552)	0	(79,552)
	$(1,811)	$(81,304)	$0	$(83,115)
Total Financial Derivative Instruments	$1,401	$134,333	$0	$135,734
Totals	$704,029	$3,921,587	$7,205	$4,632,821

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged)	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 149.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.1%
Charter Communications Operating LLC 3.550% (LIBOR03M + 1.750%) due 02/01/2027 ~		$3,049	$3,072
Total Loan Participations and Assignments (Cost $3,045)			3,072
CORPORATE BONDS & NOTES 13.3%
BANKING & FINANCE 10.6%
AXA Equitable Holdings, Inc. 4.350% due 04/20/2028		1,400	1,520
Banco del Estado de Chile 4.125% due 10/07/2020		418	424
Bank of America Corp. 2.682% (US0003M + 0.790%) due 03/05/2024 ~		44	44
Barclays PLC
3.200% due 08/10/2021		800	812
3.284% (US0003M + 1.380%) due 05/16/2024 ~		1,000	1,012
4.610% due 02/15/2023 ●		1,100	1,149
7.125% due 06/15/2025 ●(f)(g)	GBP	500	750
8.000% due 06/15/2024 ●(f)(g)		$300	336
Citigroup, Inc. 2.930% (US0003M + 1.023%) due 06/01/2024 ~		858	868
Credit Suisse Group AG 7.250% due 09/12/2025 ●(f)(g)		264	295
Credit Suisse Group Funding Guernsey Ltd. 3.750% due 03/26/2025		484	512
Deutsche Bank AG
3.149% (US0003M + 1.230%) due 02/27/2023 ~		1,188	1,165
4.250% due 10/14/2021		1,254	1,290
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	286	347
Ford Motor Credit Co. LLC
2.865% (US0003M + 0.930%) due 09/24/2020 ~		$550	551
3.550% due 10/07/2022		600	609
Goldman Sachs Group, Inc. 3.080% (US0003M + 1.170%) due 11/15/2021 ~		418	421
HSBC Holdings PLC
2.504% (US0003M + 0.600%) due 05/18/2021 ~		352	352
2.904% (US0003M + 1.000%) due 05/18/2024 ~		200	202
3.400% due 03/08/2021		308	313
3.543% (US0003M + 1.500%) due 01/05/2022 ~		264	269
4.300% due 03/08/2026		220	240
ING Groep NV 5.750% due 11/16/2026 ●(f)(g)		300	316
JPMorgan Chase & Co.
2.509% (US0003M + 0.610%) due 06/18/2022 ~		726	729
2.824% (US0003M + 0.890%) due 07/23/2024 ~		638	643
3.797% due 07/23/2024 ●		242	255
Lloyds Banking Group PLC
4.550% due 08/16/2028		2,800	3,136
7.500% due 09/27/2025 ●(f)(g)		500	561
Nationwide Building Society 4.363% due 08/01/2024 ●		374	397
Navient Corp. 5.875% due 03/25/2021		200	207
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021		300	298
2.600% due 09/28/2022		300	300
2.650% due 07/13/2022		800	802
Royal Bank of Scotland Group PLC
3.497% (US0003M + 1.550%) due 06/25/2024 ~		1,800	1,828
4.519% due 06/25/2024 ●		1,100	1,168
4.892% due 05/18/2029 ●		396	448
7.500% due 08/10/2020 ●(f)(g)		200	205
Santander UK Group Holdings PLC 4.796% due 11/15/2024 ●		440	475
Santander UK PLC 2.875% due 06/18/2024		700	716
Standard Chartered PLC 3.091% (US0003M + 1.200%) due 09/10/2022 ~		600	605
UBS AG
4.750% due 02/12/2026 ●(g)	EUR	500	590

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

5.125% due 05/15/2024 (g)	$462	499
7.625% due 08/17/2022 (g)	363	409
UBS Group AG 2.860% (US0003M + 0.950%) due 08/15/2023 ~	200	201
UniCredit SpA 7.830% due 12/04/2023	640	747
		29,016
INDUSTRIALS 1.0%
Allergan Funding SCS 3.450% due 03/15/2022	220	225
Allergan Sales LLC 4.875% due 02/15/2021	31	32
BAT Capital Corp. 3.222% due 08/15/2024	100	102
BAT International Finance PLC 3.950% due 06/15/2025	30	32
Campbell Soup Co. 2.524% (US0003M + 0.630%) due 03/15/2021 ~	88	88
Charter Communications Operating LLC
4.464% due 07/23/2022	66	69
4.908% due 07/23/2025	132	145
Comcast Corp. 3.950% due 10/15/2025	93	102
CSN Resources S.A. 7.625% due 02/13/2023	250	267
Daimler Finance North America LLC 2.810% (US0003M + 0.900%) due 02/15/2022 ~	500	504
Enbridge, Inc. 2.594% (US0003M + 0.700%) due 06/15/2020 ~	264	265
Imperial Brands Finance PLC 3.500% due 07/26/2026	200	201
Kraft Heinz Foods Co.
5.000% due 07/15/2035	22	24
5.200% due 07/15/2045	22	24
McDonald’s Corp. 2.366% (US0003M + 0.430%) due 10/28/2021 ~	296	297
Occidental Petroleum Corp. 3.360% (US0003M + 1.450%) due 08/15/2022 ~	500	503
		2,880
UTILITIES 1.7%
AT&T, Inc.
2.657% (US0003M + 0.750%) due 06/01/2021 ~	1,166	1,173
2.951% (US0003M + 0.950%) due 07/15/2021 ~	880	889
3.067% (US0003M + 1.180%) due 06/12/2024 ~	726	739
Petrobras Global Finance BV 5.093% due 01/15/2030	446	479
Sempra Energy 2.344% (US0003M + 0.450%) due 03/15/2021 ~	638	638
Sprint Corp. 7.875% due 09/15/2023	600	663
		4,581
Total Corporate Bonds & Notes (Cost $35,022)		36,477
MUNICIPAL BONDS & NOTES 0.5%
ARIZONA 0.1%
University of Arizona Revenue Bonds, (BABs), Series 2010 6.423% due 08/01/2035	220	225
CALIFORNIA 0.3%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010 6.907% due 10/01/2050	20	32
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010 6.622% due 05/01/2040	350	508
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011 8.070% due 09/01/2036	300	313
		853
ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040	20	27
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	88	105

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

7.750% due 01/01/2042	21	24
		156
NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009 7.242% due 01/01/2041	20	27
TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010 6.731% due 07/01/2043	20	29
Total Municipal Bonds & Notes (Cost $1,063)		1,290
U.S. GOVERNMENT AGENCIES 47.6%
Fannie Mae
2.142% due 07/25/2037 ●	1	1
2.172% due 07/25/2037 ●	3	3
2.192% due 09/25/2035 ●	6	6
2.202% due 09/25/2035 ●	10	10
2.310% due 08/01/2022	22	22
2.512% due 06/25/2037 ●	17	17
4.000% due 04/25/2042	493	547
Freddie Mac
2.310% due 06/15/2041 ●	85	86
2.440% due 08/15/2037 ●	14	15
2.450% due 10/15/2037 ●	3	3
2.460% due 05/15/2037 - 09/15/2037 ●	18	18
4.000% due 07/15/2042	427	479
5.000% due 03/01/2038	229	253
5.500% due 07/01/2028 - 07/01/2038	49	54
Ginnie Mae
2.020% due 11/20/2062 ●	531	530
3.500% due 01/15/2042 - 06/15/2045	605	634
5.000% due 08/15/2038 - 05/15/2039	67	75
6.000% due 08/15/2037	19	22
Ginnie Mae, TBA 5.000% due 01/01/2050	4,900	5,165
Small Business Administration
4.430% due 05/01/2029	14	15
5.290% due 12/01/2027	3	3
6.220% due 12/01/2028	3	3
Uniform Mortgage-Backed Security
2.500% due 10/01/2049 - 01/01/2050	11,700	11,569
3.500% due 09/01/2047 - 10/01/2048	11,920	12,363
4.000% due 07/01/2025 - 08/01/2048	1,381	1,442
4.500% due 06/01/2023 - 10/01/2041	429	464
5.500% due 02/01/2022 - 09/01/2041	820	917
6.000% due 07/01/2036 - 05/01/2041	227	259
6.500% due 10/01/2035	8	9
Uniform Mortgage-Backed Security, TBA
2.500% due 01/01/2050	3,035	2,999
3.000% due 02/01/2050	19,700	19,955
3.500% due 01/01/2050	11,440	11,763
4.000% due 01/01/2050 - 02/01/2050	52,600	54,706
4.500% due 02/01/2050	5,300	5,583
Total U.S. Government Agencies (Cost $129,095)		129,990
U.S. TREASURY OBLIGATIONS 59.8%
U.S. Treasury Bonds
3.000% due 08/15/2048	154	173
3.000% due 02/15/2049	6,800	7,665
4.375% due 05/15/2040	1,606	2,155
4.625% due 02/15/2040	1,807	2,496
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022	9,173	9,169
0.125% due 04/15/2022	2,328	2,325
0.125% due 07/15/2022	783	787
0.125% due 01/15/2023	662	662
0.375% due 07/15/2023	2,895	2,936
0.625% due 07/15/2021	8,335	8,429
0.625% due 01/15/2026	108	112
0.625% due 02/15/2043	112	113
0.750% due 07/15/2028	25	26
1.000% due 02/15/2046	869	956
1.000% due 02/15/2048	4,314	4,778
1.000% due 02/15/2049	3,283	3,652
1.375% due 02/15/2044	883	1,043
1.750% due 01/15/2028	37	41
2.000% due 01/15/2026	57	63
3.625% due 04/15/2028	70	90
U.S. Treasury Notes
1.125% due 02/28/2021 (i)	17,300	17,199
1.375% due 09/30/2023 (k)(m)	14,000	13,850

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

1.625% due 02/15/2026 (m)		100	99
1.750% due 12/31/2020		6,162	6,168
1.875% due 07/31/2022 (k)		8,352	8,409
2.000% due 11/30/2020 (k)		3,890	3,903
2.000% due 07/31/2022		2,970	3,000
2.000% due 04/30/2024		300	304
2.000% due 11/15/2026		7,329	7,407
2.125% due 05/15/2025		4,211	4,295
2.250% due 08/15/2027 (k)		6,800	6,987
2.375% due 08/15/2024		3,862	3,978
2.375% due 05/15/2029 (i)		7,000	7,271
2.625% due 12/31/2025		200	210
2.625% due 02/15/2029 (i)		23,656	25,057
2.750% due 02/15/2024 (k)		6,064	6,321
3.000% due 09/30/2025		600	640
3.000% due 10/31/2025 (m)		600	641
Total U.S. Treasury Obligations (Cost $158,921)			163,410
NON-AGENCY MORTGAGE-BACKED SECURITIES 5.9%
BCAP LLC Trust 4.028% due 03/27/2037 ~		249	216
Bear Stearns ALT-A Trust
1.952% due 02/25/2034 ●		11	11
1.962% due 04/25/2037 ●		323	259
2.112% due 06/25/2046 ^●		433	498
3.886% due 11/25/2035 ^~		2,059	1,945
ChaseFlex Trust 2.092% due 07/25/2037 ●		1,487	1,331
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.022% due 07/25/2036 ●		212	206
Citigroup Mortgage Loan Trust 4.735% due 06/25/2036 ^~		36	37
Countrywide Alternative Loan Trust
1.952% due 02/25/2047 ●		14	13
1.972% due 05/25/2047 ●		85	82
2.142% due 05/25/2037 ^●		765	340
3.239% due 02/25/2036 ●		9	8
6.000% due 12/25/2034		1,042	1,036
Countrywide Home Loan Mortgage Pass-Through Trust
3.832% due 02/20/2035 ~		2	2
3.841% due 11/25/2034 ~		4	4
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 1.942% due 03/25/2037 ^●		482	460
First Horizon Mortgage Pass-Through Trust 4.313% due 11/25/2037 ^~		196	189
GSR Mortgage Loan Trust
4.133% due 11/25/2035 ~		1	1
4.704% due 09/25/2035 ~		25	26
6.000% due 03/25/2037 ^		2	2
6.250% due 10/25/2036 ^		165	163
Hawksmoor Mortgages 1.761% due 05/25/2053 ●	GBP	1,629	2,163
IndyMac Mortgage Loan Trust
1.992% due 11/25/2046 ●		$1,013	969
2.062% due 10/25/2036 ●		220	138
JPMorgan Mortgage Trust
4.160% due 08/25/2034 ~		15	16
4.492% due 07/25/2035 ~		331	340
Merrill Lynch Mortgage Investors Trust 4.330% due 09/25/2035 ^~		32	29
Morgan Stanley Mortgage Loan Trust 2.072% due 01/25/2036 ●		443	334
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ		3	2
Residential Accredit Loans, Inc. Trust
1.962% due 01/25/2037 ●		448	422
1.977% due 08/25/2036 ●		133	124
3.599% due 09/25/2045 ●		12	11
6.000% due 03/25/2037 ^		1,340	1,243
Structured Adjustable Rate Mortgage Loan Trust 1.942% due 02/25/2037 ●		261	255
Structured Asset Mortgage Investments Trust 2.052% due 03/25/2037 ●		6	4
Towd Point Mortgage Funding PLC 1.820% due 10/20/2051 ●	GBP	889	1,184
Wachovia Mortgage Loan Trust LLC 4.260% due 10/20/2035 ~		$114	106
WaMu Mortgage Pass-Through Certificates Trust
3.159% due 09/25/2046 ^●		1,318	1,272
3.188% due 01/25/2037 ^~		93	87
3.239% due 02/25/2046 ●		27	28
3.439% due 11/25/2042 ●		16	16

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

3.875% due 08/25/2046 ^~		573	557
Total Non-Agency Mortgage-Backed Securities (Cost $14,968)			16,129
ASSET-BACKED SECURITIES 13.0%
ACE Securities Corp. Home Equity Loan Trust
1.932% due 07/25/2036 ●		450	357
4.792% due 08/25/2040 ^●		691	599
Allegro CLO Ltd. 3.156% due 01/30/2026 ●		41	41
Argent Securities Trust
1.942% due 07/25/2036 ●		768	668
1.952% due 05/25/2036 ●		3,297	1,225
Asset-Backed Securities Corp. Home Equity Loan Trust 2.752% due 07/25/2035 ●		75	75
Bear Stearns Asset-Backed Securities Trust 1.952% due 08/25/2036 ●		214	264
CIT Mortgage Loan Trust 3.142% due 10/25/2037 ●		570	576
Citigroup Mortgage Loan Trust 1.952% due 09/25/2036 ●		1,344	1,088
Citigroup Mortgage Loan Trust, Inc. 2.372% due 07/25/2035 ●		154	155
Countrywide Asset-Backed Certificates
1.952% due 12/25/2035 ^●		613	608
1.992% due 09/25/2047 ^●		565	443
2.032% due 03/25/2036 ●		120	114
2.082% due 01/25/2037 ●		4,180	3,772
2.232% due 04/25/2036 ●		1,210	1,216
2.502% due 07/25/2035 ●		616	617
2.827% due 12/25/2035 ●		770	770
4.600% due 10/25/2046 ^~		679	665
Countrywide Asset-Backed Certificates Trust 2.272% due 05/25/2036 ●		1,540	1,514
Ellington Loan Acquisition Trust 2.842% due 05/25/2037 ●		630	632
First Franklin Mortgage Loan Trust 2.527% due 09/25/2035 ●		36	36
GLS Auto Receivables Issuer Trust 2.580% due 07/17/2023		746	747
GSAMP Trust
1.862% due 12/25/2036 ●		5	3
2.022% due 01/25/2037 ●		902	797
Halcyon Loan Advisors Funding Ltd. 3.053% due 10/22/2025 ●		109	109
HSI Asset Securitization Corp. Trust 1.932% due 01/25/2037 ●		475	378
MASTR Asset-Backed Securities Trust 1.842% due 01/25/2037 ●		6	2
Merrill Lynch Mortgage Investors Trust 1.942% due 08/25/2037 ●		1,459	939
Monarch Grove CLO 2.820% due 01/25/2028 ●		1,276	1,272
Morgan Stanley ABS Capital, Inc. Trust
1.922% due 01/25/2037 ●		2,622	1,593
2.007% due 03/25/2037 ●		1,863	998
Mountain Hawk CLO Ltd. 3.203% due 04/18/2025 ●		137	137
Navient Private Education Loan Trust 2.140% due 12/16/2058 ●		4	4
NovaStar Mortgage Funding Trust 2.042% due 09/25/2036 ●		1,387	770
OHA Credit Partners Ltd. 2.976% due 10/20/2025 ●		35	35
Option One Mortgage Loan Trust
2.012% due 04/25/2037 ●		1,026	810
2.012% due 05/25/2037 ●		601	440
2.152% due 01/25/2036 ●		814	757
2.572% due 02/25/2035 ●		1,649	1,634
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		215	112
Residential Asset Securities Corp. Trust 2.272% due 01/25/2036 ●		2,200	2,089
Securitized Asset-Backed Receivables LLC Trust 2.032% due 07/25/2036 ●		384	215
SG Mortgage Securities Trust 1.972% due 02/25/2036 ●		2,007	1,323
SLM Student Loan Trust 0.000% due 12/15/2023 ●	EUR	3	3
Soundview Home Loan Trust
1.872% due 06/25/2037 ●		$3	2
1.902% due 02/25/2037 ●		1,690	623
1.942% due 03/25/2037 ●		216	209
2.002% due 06/25/2037 ●		708	545
Structured Asset Securities Corp. Mortgage Loan Trust
2.002% due 02/25/2037 ●		728	717

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

2.022% due 05/25/2047 ●		1,131	1,097
Symphony CLO Ltd. 2.881% due 04/15/2028 ●		462	461
Vericrest Opportunity Loan Transferee LLC 3.125% due 09/25/2047 þ		438	440
Wells Fargo Home Equity Asset-Backed Securities Trust
2.292% due 12/25/2035 ●		701	694
2.677% due 11/25/2035 ●		86	86
Total Asset-Backed Securities (Cost $32,664)			35,476
SOVEREIGN ISSUES 2.7%
Argentina Government International Bond
3.750% due 12/31/2038 þ		1,629	800
5.875% due 01/11/2028		748	354
42.836% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	996	9
56.589% (ARLLMONP) due 06/21/2020 ~(a)		21,229	192
Brazil Government International Bond 4.750% due 01/14/2050		$582	575
Export-Import Bank of Korea 4.000% due 01/29/2021		484	494
Israel Government International Bond 4.125% due 01/17/2048		200	232
Japan Government International Bond 0.100% due 03/10/2028 (e)	JPY	405,109	3,836
Qatar Government International Bond 5.250% due 01/20/2020		$352	353
Saudi Government International Bond
4.000% due 04/17/2025		374	404
5.000% due 04/17/2049		200	239
Total Sovereign Issues (Cost $8,957)			7,488
		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. 5.250% due 03/06/2032 «(b)		2,000	0
Total Convertible Preferred Securities (Cost $0)			0
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Banco Santander S.A. 6.250% due 09/11/2021 ●(f)(g)		100,000	120
JPMorgan Chase & Co. 5.406% (US0003M + 3.470%) due 01/30/2020 ~(f)		225,000	227
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (f)		107,800	154
Total Preferred Securities (Cost $461)			501
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.6%
COMMERCIAL PAPER 1.4%
Bank of Montreal
1.852% due 01/03/2020	CAD	2,000	1,540
1.854% due 01/03/2020		400	308
Royal Bank Of Canada
1.850% due 01/06/2020		1,200	924
1.854% due 01/03/2020		400	308
Toronto-Dominion Bank 1.850% due 01/08/2020		800	616
			3,696
REPURCHASE AGREEMENTS (h) 0.2%			570
ARGENTINA TREASURY BILLS 0.0%
41.333% due 04/03/2020 «~	ARS	2,720	37
43.313% due 06/22/2020 «~		1,580	23

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

306.288% due 02/26/2020 (c)(d)		610	7
			67
JAPAN TREASURY BILLS 4.0%
(0.139)% due 01/14/2020 - 02/17/2020 (c)(d)	JPY	1,186,000	10,917
Total Short-Term Instruments (Cost $15,168)			15,250
Total Investments in Securities (Cost $399,364)			409,083
		SHARES
INVESTMENTS IN AFFILIATES 4.2%
SHORT-TERM INSTRUMENTS 4.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.2%
PIMCO Short Asset Portfolio		41,266	411
PIMCO Short-Term Floating NAV Portfolio III		1,121,908	11,099
Total Short-Term Instruments (Cost $11,508)			11,510
Total Investments in Affiliates (Cost $11,508)			11,510
Total Investments 153.9% (Cost $410,872)			$420,593
Financial Derivative Instruments (j)(l) 5.8%(Cost or Premiums, net $(1,445))			15,782
Other Assets and Liabilities, net (59.7)%			(163,086)
Net Assets 100.0%			$273,289

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$570	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(582)	$570	$570
Total Repurchase Agreements						$(582)	$570	$570

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
SCX	2.040%	12/16/2019	01/17/2020	$(7,870)	$(7,878)
Total Reverse Repurchase Agreements					$(7,878)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
GSC	2.250%	12/13/2019	01/13/2020	$(28,674)	$(28,710)
	2.300	12/17/2019	01/03/2020	(2,342)	(2,344)
Total Sale-Buyback Transactions					$(31,054)

SHORT SALES:

Description	Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales(4)
U.S. Government Agencies (5.2)%
Uniform Mortgage-Backed Security, TBA	2.500%	01/01/2050		$10,235	$(10,093)	$(10,115)
Uniform Mortgage-Backed Security, TBA	5.000	01/01/2050		3,900	(4,167)	(4,170)
Total U.S. Government Agencies					(14,260)	(14,285)
Sovereign Issues (1.0)%
Canada Government Bond	2.750%	12/01/2048	CAD	2,800	(2,611)	(2,645)
Total Short Sales (6.2)%					$(16,871)	$(16,930)

(i)	Securities with an aggregate market value of $38,480 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(59,467) at a weighted average interest rate of 2.477%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Payable for sale-buyback transactions includes $(20) of deferred price drop.
(4)	Payable for short sales includes $7 of accrued interest.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note March 2020 Futures	$106.250	02/21/2020	40	$80	$0	$0
Call - CBOT U.S. Treasury 5-Year Note March 2020 Futures	125.000	02/21/2020	329	329	3	0
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	119.000	02/21/2020	343	343	3	1
Call - CBOT U.S. Treasury 30-Year Bond March 2020 Futures	188.000	02/21/2020	76	76	1	0
Total Purchased Options					$7	$1

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	$125.500	02/21/2020	194	$194	$(49)	$(15)
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	126.000	02/21/2020	120	120	(30)	(13)
Total Written Options					$(79)	$(28)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2020	70	$13,387	$(114)	$0	$(88)
U.S. Treasury 2-Year Note March Futures	03/2020	46	9,913	(3)	2	0
U.S. Treasury 10-Year Note March Futures	03/2020	89	11,430	(3)	0	(10)
				$(120)	$2	$(98)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Mini MSCI EAFE Index March Futures	03/2020	104	$(10,590)	$(8)	$18	$(9)
Put Options Strike @ EUR 169.500 on Euro-Schatz Bond February 2020 Futures (1)	01/2020	34	(17)	1	1	0
U.S. Treasury 5-Year Note March Futures	03/2020	387	(45,902)	(25)	9	0
U.S. Treasury 30-Year Bond March Futures	03/2020	152	(23,698)	459	52	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2020	92	(16,712)	471	106	0
United Kingdom Long Gilt March Futures	03/2020	64	(11,138)	(20)	108	(48)
				$878	$294	$(57)
Total Futures Contracts				$758	$296	$(155)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.IG-32 5-Year Index	(1.000)%	Quarterly	06/20/2024	$27,200	$(572)	$(147)	$(719)	$2	$0
CDX.IG-33 5-Year Index	(1.000)	Quarterly	12/20/2024	35,900	(894)	(50)	(944)	4	0
					$(1,466)	$(197)	$(1,663)	$6	$0

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.700%	Semi-Annual	12/18/2024	CAD	27,700	$(134)	$(226)	$(360)	$0	$(57)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		2,950	97	144	241	0	(55)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		$22,800	869	(1,103)	(234)	19	0
Pay(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		99,900	(234)	1,732	1,498	0	(45)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		14,300	(796)	2	(794)	13	0
Receive	3-Month USD-LIBOR	2.569	Semi-Annual	10/23/2024		7,000	0	(281)	(281)	6	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		20,700	40	194	234	22	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		2,900	(165)	58	(107)	3	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		24,700	4	(1,537)	(1,533)	29	0
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		7,200	0	(449)	(449)	9	0
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	12/03/2025		10,700	(23)	(302)	(325)	16	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,100	5	(36)	(31)	2	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/18/2026		8,800	147	(180)	(33)	0	(17)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		900	50	(29)	21	2	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		9,000	(164)	(285)	(449)	23	0
Receive(5)	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		19,000	(56)	557	501	60	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	390,000	(135)	45	(90)	0	(3)
Receive	CPURNSA	1.667	Maturity	06/19/2024		$2,200	0	21	21	3	0
Pay	UKRPI	3.595	Maturity	11/15/2028	GBP	5,500	92	168	260	6	0
							$(403)	$(1,507)	$(1,910)	$213	$(177)
Total Swap Agreements							$(1,869)	$(1,704)	$(3,573)	$219	$(177)

(k)	Securities with an aggregate market value of $3,583 and cash of $835 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	Future styled option.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
AZD	03/2020		$220	HKD	1,727	$1	$0
BOA	01/2020		2,641	CAD	3,497	52	0
	01/2020		1,386	MXN	27,145	45	0
	02/2020	COP	1,106,830		$327	0	(9)
	02/2020	ZAR	48,815		3,410	0	(60)
BPS	01/2020	GBP	521		675	0	(16)
	01/2020	JPY	118,000		1,088	2	0
	03/2020		$1,680	IDR	23,951,846	41	0
	03/2020		654	KRW	775,252	18	0
CBK	01/2020	CAD	800		$607	0	(9)
	01/2020		$1,583	JPY	171,900	0	(1)
	02/2020	EUR	5,081		$5,635	0	(79)
	02/2020	JPY	161,000		1,488	3	0
	02/2020		$33	COP	114,593	2	0
	02/2020		2,401	EUR	2,141	6	0
	02/2020		137	ZAR	2,030	7	0
	03/2020	KRW	1,932,262		$1,647	0	(28)
DUB	03/2020	TWD	105,028		3,477	0	(54)
GLM	02/2020	COP	4,346,529		1,306	0	(14)
HUS	01/2020	CAD	4,659		3,525	0	(63)
	01/2020		$676	CAD	889	9	0
	01/2020		1,588	COP	5,528,628	93	0
	01/2020		1,510	RUB	99,820	95	0
	03/2020	IDR	5,253,756		$372	0	(5)
	03/2020		$3,229	INR	235,202	48	0
	01/2021	BRL	1,400		$216	0	(125)
MYI	01/2020	JPY	319,400		2,934	3	(10)

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

	02/2020	EUR	1,422		1,584	0	(15)
	02/2020	JPY	748,000		6,918	18	0
	02/2020		$173	SEK	1,680	7	0
	02/2020		166	ZAR	2,458	8	0
RBC	03/2020		960	KRW	1,137,127	26	0
	03/2020		619	TWD	18,499	3	0
RYL	01/2020	CAD	3,200		$2,406	0	(58)
	01/2020	MXN	27,145		1,405	0	(27)
	05/2020		$1,384	MXN	27,145	26	0
SCX	02/2020		2,718	AUD	3,973	73	0
	03/2020	CNY	8,973		$1,274	0	(12)
	03/2020	INR	116,114		1,614	0	(4)
SOG	01/2020	RUB	16,587		263	0	(4)
	03/2020	HKD	1,881		241	0	0
SSB	01/2020	BRL	7,078		1,744	0	(15)
	01/2020		$2,238	BRL	9,451	111	0
	02/2020	AUD	1,181		$818	0	(12)
	02/2020	SEK	1,655		178	1	0
	02/2020		$1,742	BRL	7,078	16	0
	03/2020	INR	20,887		$293	2	0
	03/2020		$1,271	CNY	8,963	14	0
TOR	02/2020	COP	182,965		$55	0	(1)
UAG	01/2020	BRL	2,373		578	0	(12)
	01/2020	CAD	5,915		4,444	0	(111)
	01/2020		$589	BRL	2,373	1	0
	02/2020	MXN	3,353		$175	0	(2)
Total Forward Foreign Currency Contracts						$731	$(746)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
MYI	Call - OTC GBP versus USD	$1.320	01/02/2020	2,795	$36	$19

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	109,200	$269	$134
DUB	Put - OTC 6-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.040	02/21/2020	15,100	30	15
MYC	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.036	07/19/2021	54,100	199	152
	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.023	08/02/2021	118,800	467	333
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	03/11/2021	30,500	244	614
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	31,200	183	420
	Put - OTC 6-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.101	02/21/2020	11,100	17	7
	Put - OTC 6-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.109	02/21/2020	13,000	32	7
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	9,400	376	0
							$1,817	$1,682
Total Purchased Options							$1,853	$1,701

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425%	03/18/2020	900	$(1)	$(1)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	300	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	900	(1)	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	300	0	0
BPS	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	600	(1)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	02/19/2020	300	0	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	300	0	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	400	(1)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	500	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	500	(1)	0
BRC	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	1,200	(1)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	1,200	(2)	0
CBK	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	600	(1)	0

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

	Put - OTC CDX.IG-33 5-Year Index	Sell	1.000	01/15/2020	1,000	(1)	0
DBL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	02/19/2020	500	0	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	02/19/2020	500	(1)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	200	0	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	200	0	0
FBF	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	500	(1)	0
GST	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	600	(1)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	600	(1)	0
JLN	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	300	0	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	300	0	0
JPM	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	300	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	300	0	0
MEI	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	200	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	200	0	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	300	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	300	0	0
						$(14)	$(8)

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Put - OTC USD versus MXN	MXN	18.887	01/06/2020	839	$(4)	$(2)
	Call - OTC USD versus MXN		19.841	01/06/2020	839	(5)	0
	Put - OTC USD versus RUB	RUB	62.815	01/09/2020	839	(4)	(10)
	Call - OTC USD versus RUB		65.910	01/09/2020	839	(4)	0
MYI	Call - OTC GBP versus USD		$1.335	01/02/2020	5,591	(38)	(4)
						$(55)	$(16)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	7,100	$(84)	$(60)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164	11/01/2021	14,500	(185)	(111)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323	03/11/2021	16,100	(244)	(708)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	16,500	(183)	(510)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.453	07/19/2021	17,300	(194)	(205)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.494	08/02/2021	38,000	(467)	(493)
							$(1,357)	$(2,087)
Total Written Options							$(1,426)	$(2,111)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

										Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	UniCredit SpA	(1.000)%	Quarterly	12/20/2023	1.518%	EUR	385	$71	$(62)	$9	$0
JPM	HSBC Holdings PLC	(1.000)	Quarterly	12/20/2024	0.912		200	(2)	1	0	(1)
								$69	$(61)	$9	$(1)

TOTAL RETURN SWAPS ON EQUITY INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	NDDUEAFE Index	17,908	1.756%(3-Month USD-LIBOR less a specified spread)	Maturity	10/22/2020	$106,107	$0	$7,208	$7,208	$0
JPM	Receive	NDDUEAFE Index	17,908	1.676%(3-Month USD-LIBOR less a specified spread)	Maturity	05/26/2020	106,107	0	7,268	7,268	0

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

MYI	Receive	NDDUEAFE Index	8,463	1.693%(3-Month USD-LIBOR less a specified spread)	Quarterly	05/20/2020	52,615	0	1,567	1,567	0
								$0	$16,043	$16,043	$0
Total Swap Agreements								$69	$15,982	$16,052	$(1)

(m)	Securities with an aggregate market value of $599 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,072	$0	$3,072
Corporate Bonds & Notes
Banking & Finance	0	29,016	0	29,016
Industrials	0	2,880	0	2,880
Utilities	0	4,581	0	4,581
Municipal Bonds & Notes
Arizona	0	225	0	225
California	0	853	0	853
Illinois	0	156	0	156
Nebraska	0	27	0	27
Tennessee	0	29	0	29
U.S. Government Agencies	0	129,990	0	129,990
U.S. Treasury Obligations	0	163,410	0	163,410
Non-Agency Mortgage-Backed Securities	0	16,129	0	16,129
Asset-Backed Securities	0	35,476	0	35,476
Sovereign Issues	0	7,488	0	7,488
Preferred Securities
Banking & Finance	0	501	0	501
Short-Term Instruments
Commercial Paper	0	3,696	0	3,696
Repurchase Agreements	0	570	0	570
Argentina Treasury Bills	0	7	60	67
Japan Treasury Bills	0	10,917	0	10,917
	$0	$409,023	$60	$409,083
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$11,510	$0	$0	$11,510
Total Investments	$11,510	$409,023	$60	$420,593
Short Sales, at Value - Liabilities
Sovereign Issues	0	(2,645)	0	(2,645)
U.S. Government Agencies	0	(14,285)	0	(14,285)
	$0	$(16,930)	$0	$(16,930)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	296	220	0	516
Over the counter	0	18,484	0	18,484
	$296	$18,704	$0	$19,000
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(155)	(205)	0	(360)
Over the counter	0	(2,858)	0	(2,858)
	$(155)	$(3,063)	$0	$(3,218)

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2019 (Unaudited)

Total Financial Derivative Instruments	$141	$15,641	$0	$15,782
Totals	$11,651	$407,734	$60	$419,445

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO StocksPLUS® Short Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 149.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
American Honda Finance Corp. 2.811% (LIBOR03M + 0.850%) due 03/29/2021 «~		$1,000	$1,000
Charter Communications Operating LLC 3.550% (LIBOR03M + 1.750%) due 02/01/2027 ~		1,641	1,654
Toyota Motor Credit Corp. 2.525% (LIBOR03M + 0.580%) due 09/28/2020 «~		3,200	3,199
Total Loan Participations and Assignments (Cost $5,832)			5,853
CORPORATE BONDS & NOTES 13.4%
BANKING & FINANCE 10.3%
AXA Equitable Holdings, Inc. 4.350% due 04/20/2028		1,500	1,628
Banco del Estado de Chile 4.125% due 10/07/2020		12,200	12,361
Barclays Bank PLC 10.179% due 06/12/2021		15,500	17,230
Barclays PLC
3.284% (US0003M + 1.380%) due 05/16/2024 ~		4,200	4,250
7.125% due 06/15/2025 ●(g)(h)	GBP	500	750
8.000% due 12/15/2020 ●(g)(h)	EUR	500	599
Citigroup, Inc.
2.930% (US0003M + 1.023%) due 06/01/2024 ~		$4,300	4,352
3.200% due 10/21/2026		900	934
Cooperatieve Rabobank UA 2.500% due 01/19/2021		2,100	2,113
Credit Suisse Group AG 7.250% due 09/12/2025 ●(g)(h)		1,500	1,676
Credit Suisse Group Funding Guernsey Ltd. 3.750% due 03/26/2025		250	265
Deutsche Bank AG
3.149% (US0003M + 1.230%) due 02/27/2023 ~		5,900	5,786
4.250% due 10/14/2021		8,000	8,228
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,400	1,700
Ford Motor Credit Co. LLC
2.865% (US0003M + 0.930%) due 09/24/2020 ~		$2,900	2,904
3.550% due 10/07/2022		1,400	1,421
4.593% (US0003M + 2.550%) due 01/07/2021 ~		700	710
Goldman Sachs Group, Inc. 3.080% (US0003M + 1.170%) due 11/15/2021 ~		3,200	3,225
HSBC Holdings PLC
2.504% (US0003M + 0.600%) due 05/18/2021 ~		1,600	1,602
2.904% (US0003M + 1.000%) due 05/18/2024 ~		800	807
3.543% (US0003M + 1.500%) due 01/05/2022 ~		2,000	2,040
4.292% due 09/12/2026 ●		1,100	1,189
ING Groep NV 5.750% due 11/16/2026 ●(g)(h)		700	738
JPMorgan Chase & Co.
2.509% (US0003M + 0.610%) due 06/18/2022 ~		4,000	4,017
2.824% (US0003M + 0.890%) due 07/23/2024 ~		3,600	3,631
3.125% due 01/23/2025		900	940
3.166% (US0003M + 1.230%) due 10/24/2023 ~		100	102
3.797% due 07/23/2024 ●		1,400	1,476
3.900% due 07/15/2025		700	756
Lloyds Banking Group PLC
2.858% due 03/17/2023 ●		1,100	1,114
7.500% due 09/27/2025 ●(g)(h)		3,800	4,264
Mitsubishi UFJ Financial Group, Inc. 2.623% due 07/18/2022		2,100	2,128
Nationwide Building Society 4.363% due 08/01/2024 ●		1,800	1,909
Nissan Motor Acceptance Corp.
2.600% due 09/28/2022		700	701
2.650% due 07/13/2022		1,700	1,705
3.650% due 09/21/2021		600	613
Royal Bank of Scotland Group PLC
1.750% due 03/02/2026 ●	EUR	500	589
3.497% (US0003M + 1.550%) due 06/25/2024 ~		$2,300	2,336
4.519% due 06/25/2024 ●		1,400	1,487
4.892% due 05/18/2029 ●		300	339

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2019 (Unaudited)

7.500% due 08/10/2020 ●(g)(h)	800	819
8.000% due 08/10/2025 ●(g)(h)	600	692
8.625% due 08/15/2021 ●(g)(h)	800	866
Santander UK Group Holdings PLC
3.823% due 11/03/2028 ●	900	949
4.796% due 11/15/2024 ●	2,500	2,699
Santander UK PLC 2.875% due 06/18/2024	2,100	2,147
Standard Chartered PLC 3.091% (US0003M + 1.200%) due 09/10/2022 ~	2,800	2,823
Toll Road Investors Partnership LP 0.000% due 02/15/2045 (d)	38,975	10,200
UBS AG
5.125% due 05/15/2024 (h)	2,300	2,484
7.625% due 08/17/2022 (h)	600	677
UBS Group AG 2.860% (US0003M + 0.950%) due 08/15/2023 ~	3,900	3,927
UniCredit SpA 7.830% due 12/04/2023	2,500	2,917
Wells Fargo & Co. 3.000% due 04/22/2026	1,300	1,336
		137,151
INDUSTRIALS 1.9%
Allergan Finance LLC 3.250% due 10/01/2022	900	920
Allergan Sales LLC 5.000% due 12/15/2021	1,100	1,151
BAT Capital Corp. 3.222% due 08/15/2024	100	102
BAT International Finance PLC 3.950% due 06/15/2025	900	952
Charter Communications Operating LLC
4.464% due 07/23/2022	800	841
4.908% due 07/23/2025	1,600	1,762
Comcast Corp. 3.950% due 10/15/2025	1,162	1,268
CSN Resources S.A. 7.625% due 02/13/2023	250	267
CVS Pass-Through Trust 6.943% due 01/10/2030	816	955
Daimler Finance North America LLC 2.810% (US0003M + 0.900%) due 02/15/2022 ~	2,050	2,066
Enbridge, Inc. 2.594% (US0003M + 0.700%) due 06/15/2020 ~	1,300	1,302
General Motors Co. 2.694% (US0003M + 0.800%) due 08/07/2020 ~	2,350	2,354
Imperial Brands Finance PLC
3.125% due 07/26/2024	400	404
3.500% due 07/26/2026	200	201
Kraft Heinz Foods Co.
5.000% due 07/15/2035	100	111
5.200% due 07/15/2045	200	217
McDonald’s Corp. 2.366% (US0003M + 0.430%) due 10/28/2021 ~	1,400	1,405
Occidental Petroleum Corp. 2.900% due 08/15/2024	2,600	2,643
Reynolds American, Inc. 4.000% due 06/12/2022	100	104
Sasol Financing USA LLC 5.875% due 03/27/2024	600	650
Spectra Energy Partners LP 2.592% (US0003M + 0.700%) due 06/05/2020 ~	900	902
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	3,800	3,879
3.375% due 11/30/2021	600	613
		25,069
UTILITIES 1.2%
AT&T, Inc.
2.657% (US0003M + 0.750%) due 06/01/2021 ~	6,700	6,741
2.951% (US0003M + 0.950%) due 07/15/2021 ~	4,400	4,443
3.067% (US0003M + 1.180%) due 06/12/2024 ~	4,200	4,276

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2019 (Unaudited)

Petrobras Global Finance BV 5.093% due 01/15/2030	1,346	1,444
		16,904
Total Corporate Bonds & Notes (Cost $173,898)		179,124
MUNICIPAL BONDS & NOTES 0.9%
CALIFORNIA 0.4%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010 6.907% due 10/01/2050	700	1,131
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011 8.070% due 09/01/2036	2,730	2,845
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 7.618% due 08/01/2040	500	776
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010 6.971% due 08/01/2035	100	103
		4,855
ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040	400	541
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	405	486
7.750% due 01/01/2042	153	173
		1,200
IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023	40	41
TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010 6.731% due 07/01/2043	100	143
WASHINGTON 0.4%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040	3,600	4,892
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047	240	249
Total Municipal Bonds & Notes (Cost $9,380)		11,380
U.S. GOVERNMENT AGENCIES 52.3%
Fannie Mae
2.058% due 09/25/2042 ●	39	38
2.142% due 07/25/2037 ●	78	78
2.172% due 07/25/2037 ●	137	137
2.192% due 09/25/2035 ●	322	321
2.202% due 09/25/2035 ●	592	592
2.392% due 01/25/2051 ●	262	264
2.512% due 06/25/2037 ●	1,055	1,064
2.870% due 09/01/2027	1,700	1,760
3.544% due 10/01/2034 ●	1	1
3.799% due 09/01/2035 ●	18	18
3.890% due 07/01/2021	2,340	2,388
4.000% due 04/25/2041	22,195	23,585
4.087% due 11/01/2035 ●	3	3
4.105% due 07/01/2035 ●	4	4
4.209% due 12/01/2033 ●	10	11
4.596% due 06/01/2035 ●	14	15
4.700% due 06/01/2034 ●	38	39
4.823% due 12/01/2033 ●	2	2
4.921% due 06/01/2035 ●	10	11
Freddie Mac
2.120% due 03/15/2037 ●	1,085	1,083
2.440% due 08/15/2037 ●	1,442	1,458
2.450% due 10/15/2037 ●	253	255
2.460% due 05/15/2037 - 09/15/2037 ●	1,671	1,697
4.000% due 01/01/2048 - 03/01/2049	827	866
4.434% due 11/01/2034 ●	14	15
4.566% due 06/01/2035 ●	23	24
5.000% due 05/01/2023 - 01/01/2039	2,259	2,478
5.500% due 08/15/2030 - 03/01/2039	436	491
6.000% due 08/01/2027 - 04/01/2038	180	199
Ginnie Mae
5.000% due 04/15/2035 - 03/15/2042	8,160	9,065
6.000% due 07/15/2037 - 08/15/2037	51	56

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2019 (Unaudited)

Ginnie Mae, TBA 5.000% due 01/01/2050	6,000	6,325
Small Business Administration
4.430% due 05/01/2029	243	255
5.520% due 06/01/2024	1	1
Uniform Mortgage-Backed Security
2.500% due 10/01/2049 - 01/01/2050	48,097	47,555
3.500% due 01/01/2048 - 07/01/2048	52,650	54,629
4.000% due 01/01/2025 - 06/01/2049	26,753	28,171
4.500% due 04/01/2020 - 02/01/2044	22,760	24,658
5.000% due 11/01/2025 - 01/01/2029	98	105
5.500% due 11/01/2021 - 09/01/2041	12,579	14,019
6.000% due 03/01/2021 - 05/01/2041	8,687	9,950
Uniform Mortgage-Backed Security, TBA
2.500% due 01/01/2050	35,844	35,424
3.000% due 02/01/2050	133,200	134,927
3.500% due 01/01/2050 - 02/01/2050	49,200	50,585
4.000% due 01/01/2050 - 02/01/2050	218,500	227,227
5.000% due 01/01/2050	15,000	16,040
Total U.S. Government Agencies (Cost $689,757)		697,889
U.S. TREASURY OBLIGATIONS 48.5%
U.S. Treasury Bonds
2.750% due 08/15/2047 (o)	2,300	2,464
3.000% due 08/15/2048 (k)	700	788
3.000% due 02/15/2049 (k)	20,900	23,558
4.375% due 05/15/2040 (k)	12,800	17,174
4.625% due 02/15/2040 (k)	9,200	12,710
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2022	45,820	45,756
0.125% due 07/15/2022 (o)	3,693	3,709
0.375% due 07/15/2023	30,300	30,722
0.625% due 07/15/2021	37,451	37,874
0.625% due 02/15/2043	784	793
1.000% due 02/15/2046 (k)(o)	4,670	5,140
1.000% due 02/15/2048	25,151	27,855
1.000% due 02/15/2049 (k)(o)	19,779	21,999
1.375% due 02/15/2044 (o)	4,527	5,343
U.S. Treasury Notes
1.625% due 02/15/2026 (o)	3,200	3,169
1.875% due 08/31/2022 (k)(m)(o)	63,800	64,250
2.000% due 07/31/2022 (k)(m)(o)	88,700	89,591
2.375% due 05/15/2029 (k)	5,200	5,402
2.625% due 12/31/2025 (o)	11,800	12,365
2.625% due 02/15/2029 (k)	163,600	173,293
3.000% due 09/30/2025 (k)(o)	29,500	31,485
3.000% due 10/31/2025 (k)(o)	29,500	31,503
Total U.S. Treasury Obligations (Cost $625,019)		646,943
NON-AGENCY MORTGAGE-BACKED SECURITIES 7.1%
Adjustable Rate Mortgage Trust 1.992% due 08/25/2036 ●	1,526	1,536
American Home Mortgage Investment Trust 3.907% due 02/25/2045 ●	4	4
Banc of America Funding Trust
4.271% due 06/25/2034 ~	6	6
4.675% due 05/25/2035 ~	4	4
Banc of America Mortgage Trust
4.336% due 07/25/2035 ^~	524	518
5.212% due 05/25/2033 ~	12	13
Bear Stearns Adjustable Rate Mortgage Trust
3.963% due 11/25/2034 ~	43	43
4.378% due 11/25/2034 ~	9	9
5.111% due 12/25/2035 ~	14	14
Bear Stearns ALT-A Trust
2.232% due 04/25/2035 ●	544	545
4.103% due 09/25/2035 ^~	821	681
4.164% due 10/25/2035 ^~	1,995	1,922
Chase Mortgage Finance Trust
3.690% due 12/25/2035 ^~	543	518
4.040% due 09/25/2036 ^~	383	360
6.000% due 12/25/2036	259	195
Citigroup Mortgage Loan Trust
4.380% due 10/25/2035 ●	5	5
4.810% due 05/25/2035 ●	9	9
Countrywide Alternative Loan Trust
1.962% due 11/25/2036 ●	1,519	1,496
1.982% due 09/25/2046 ^●	2,108	2,002
2.072% due 02/25/2037 ●	210	196
5.500% due 07/25/2035 ^	7	6
6.000% due 05/25/2037 ^	2,622	1,813
Countrywide Home Loan Mortgage Pass-Through Trust
3.711% due 02/20/2036 ^●	8	7
3.832% due 02/20/2035 ~	25	25

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2019 (Unaudited)

3.841% due 11/25/2034 ~		467	471
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 2.122% due 02/25/2036 ●		4,702	4,603
Four Times Square Trust Commercial Mortgage Pass-Through Certificates 5.401% due 12/13/2028		6,400	6,548
GSR Mortgage Loan Trust
4.133% due 11/25/2035 ~		15	15
4.217% due 11/25/2035 ^~		842	823
4.269% due 09/25/2035 ~		13	13
6.000% due 02/25/2036 ^		7,273	5,288
6.000% due 07/25/2037 ^		2,013	1,775
HarborView Mortgage Loan Trust
1.934% due 12/19/2036 ^●		291	271
2.004% due 12/19/2036 ^●		4,058	3,890
2.204% due 05/19/2035 ●		13	13
2.213% due 06/19/2035 ●		2,059	2,079
3.398% due 06/19/2036 ^~		1,478	1,006
Hawksmoor Mortgages 1.761% due 05/25/2053 ●	GBP	7,379	9,799
Impac Secured Assets Trust 1.962% due 01/25/2037 ●		$5	5
IndyMac Mortgage Loan Trust
1.972% due 02/25/2037 ^●		2,204	2,161
4.086% due 06/25/2036 ~		3,779	3,573
JPMorgan Alternative Loan Trust 4.107% due 05/25/2036 ^~		2,048	1,539
JPMorgan Mortgage Trust
3.989% due 10/25/2036 ~		191	170
4.097% due 10/25/2036 ^~		1,138	1,029
4.106% due 07/25/2035 ~		175	178
4.611% due 02/25/2035 ~		4	4
5.750% due 01/25/2036 ^		46	35
Lehman Mortgage Trust 6.000% due 09/25/2037 ^		2,022	2,070
MASTR Adjustable Rate Mortgages Trust 3.153% due 07/25/2035 ^~		313	296
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.180% due 12/15/2030 ●		53	52
2.220% due 06/15/2030 ●		1	1
Merrill Lynch Alternative Note Asset Trust 2.092% due 03/25/2037 ●		1,927	800
Merrill Lynch Mortgage Investors Trust
2.002% due 02/25/2036 ●		34	33
2.042% due 11/25/2035 ●		23	22
4.138% due 05/25/2033 ~		33	33
4.330% due 09/25/2035 ^~		954	893
Mortgage Equity Conversion Asset Trust 2.030% due 05/25/2042 ●		3,241	3,047
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ		76	59
Prime Mortgage Trust 6.000% due 06/25/2036 ^		913	904
Residential Accredit Loans, Inc. Trust
1.942% due 02/25/2037 ●		1,884	1,727
1.962% due 01/25/2037 ●		3,628	3,421
1.972% due 07/25/2036 ●		5,489	3,349
1.977% due 08/25/2036 ●		3,712	3,465
1.982% due 07/25/2036 ●		3,474	3,267
1.982% due 09/25/2036 ^●		6,204	5,908
Structured Adjustable Rate Mortgage Loan Trust
2.092% due 10/25/2035 ●		37	38
3.639% due 01/25/2035 ^●		32	31
4.389% due 02/25/2034 ~		24	24
Structured Asset Mortgage Investments Trust 2.072% due 02/25/2036 ^●		20	19
Thornburg Mortgage Securities Trust 3.252% due 06/25/2047 ^●		1,727	1,615
Towd Point Mortgage Funding PLC 1.820% due 10/20/2051 ●	GBP	3,911	5,211
WaMu Mortgage Pass-Through Certificates Trust
2.627% due 10/25/2046 ●		$164	160
3.439% due 11/25/2042 ●		5	5
4.000% due 02/25/2037 ^~		605	580
Wells Fargo Mortgage-Backed Securities Trust 4.346% due 12/25/2036 ^~		948	921
Total Non-Agency Mortgage-Backed Securities (Cost $88,348)			95,166
ASSET-BACKED SECURITIES 14.6%
Accredited Mortgage Loan Trust 2.650% due 09/25/2035 ●		3,584	3,582
ACE Securities Corp. Home Equity Loan Trust 1.852% due 10/25/2036 ●		14	7
Allegro CLO Ltd. 3.156% due 01/30/2026 ●		211	211

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2019 (Unaudited)

Asset-Backed Securities Corp. Home Equity Loan Trust 2.752% due 07/25/2035 ●		2,000	2,009
Bear Stearns Asset-Backed Securities Trust
1.952% due 08/25/2036 ●		2,412	2,975
2.032% due 06/25/2047 ●		7,000	6,953
Citigroup Mortgage Loan Trust
1.952% due 12/25/2036 ●		1,518	1,057
1.972% due 01/25/2037 ●		9,811	7,472
1.992% due 05/25/2037 ●		5,927	4,355
Citigroup Mortgage Loan Trust, Inc. 2.692% due 09/25/2035 ^●		3,600	3,553
Countrywide Asset-Backed Certificates
1.932% due 04/25/2047 ●		2,118	2,072
1.942% due 05/25/2037 ●		1,850	1,839
1.972% due 06/25/2047 ●		901	898
2.062% due 03/25/2036 ●		2,569	2,388
Fieldstone Mortgage Investment Trust 1.982% due 05/25/2036 ●		3,072	2,367
First Franklin Mortgage Loan Trust
1.932% due 09/25/2036 ●		2,258	2,248
1.952% due 04/25/2036 ●		233	228
2.527% due 09/25/2035 ●		129	130
Fremont Home Loan Trust
1.952% due 08/25/2036 ●		21,501	9,104
2.842% due 11/25/2034 ●		11,380	11,386
GSAMP Trust
1.842% due 12/25/2046 ●		3,568	2,174
1.942% due 12/25/2046 ●		12,201	7,557
2.022% due 01/25/2037 ●		5,716	5,050
Halcyon Loan Advisors Funding Ltd. 3.053% due 10/22/2025 ●		479	479
HSI Asset Securitization Corp. Trust 1.952% due 05/25/2037 ●		1,932	1,906
Long Beach Mortgage Loan Trust
1.942% due 05/25/2036 ●		1,352	918
2.012% due 02/25/2036 ●		7,363	7,209
2.062% due 05/25/2046 ●		7,484	3,377
2.352% due 10/25/2034 ●		9	9
Massachusetts Educational Financing Authority 2.890% due 04/25/2038 ●		396	395
MASTR Asset-Backed Securities Trust
1.842% due 01/25/2037 ●		26,876	10,680
2.002% due 05/25/2037 ●		7,174	6,950
2.372% due 12/25/2035 ●		2,122	2,123
Merrill Lynch Mortgage Investors Trust 2.042% due 07/25/2037 ●		4,163	1,643
Morgan Stanley ABS Capital, Inc. Trust
1.882% due 01/25/2037 ●		3,478	2,103
1.922% due 02/25/2037 ●		9,041	5,961
1.927% due 11/25/2036 ●		11,502	8,339
1.952% due 09/25/2036 ●		14,091	7,760
2.002% due 01/25/2037 ●		5,012	3,075
2.042% due 04/25/2036 ●		5,956	5,703
3.692% due 02/25/2047 ●		3,137	2,877
Morgan Stanley Home Equity Loan Trust 1.892% due 12/25/2036 ●		5,218	2,967
Mountain Hawk CLO Ltd. 3.203% due 04/18/2025 ●		746	746
Navient Private Education Loan Trust 2.140% due 12/16/2058 ●		23	23
OHA Credit Partners Ltd. 2.976% due 10/20/2025 ●		106	106
Option One Mortgage Loan Trust 1.932% due 01/25/2037 ●		3,258	2,207
Popular ABS Mortgage Pass-Through Trust 2.122% due 07/25/2036 ●		8,800	8,371
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		7,230	3,783
Residential Asset Securities Corp. Trust 1.942% due 08/25/2036 ●		2,037	1,947
Securitized Asset-Backed Receivables LLC Trust
1.872% due 08/25/2036 ●		2,427	1,061
2.032% due 07/25/2036 ●		2,326	1,302
2.752% due 01/25/2036 ^●		5,756	4,686
SG Mortgage Securities Trust 1.932% due 10/25/2036 ●		3,724	3,466
SLM Student Loan Trust 0.000% due 12/15/2023 ●	EUR	106	119
Soundview Home Loan Trust 2.692% due 10/25/2037 ●		$8,299	7,130
Structured Asset Investment Loan Trust 2.102% due 01/25/2036 ●		2,273	2,178
Structured Asset Securities Corp. Mortgage Loan Trust
1.927% due 07/25/2036 ●		1,746	1,716
1.962% due 12/25/2036 ●		890	875
2.112% due 05/25/2037 ●		743	743

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2019 (Unaudited)

Wells Fargo Home Equity Asset-Backed Securities Trust 2.677% due 11/25/2035 ●		390	390
Total Asset-Backed Securities (Cost $179,688)			194,938
SOVEREIGN ISSUES 6.0%
Argentina Government International Bond
3.750% due 12/31/2038 þ		7,850	3,854
5.875% due 01/11/2028		3,800	1,797
42.836% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	6,969	62
56.589% (ARLLMONP) due 06/21/2020 ~(a)		137,633	1,245
Brazil Government International Bond 4.750% due 01/14/2050		$3,908	3,861
Export-Import Bank of Korea 4.000% due 01/29/2021		17,700	18,079
Israel Government International Bond 4.125% due 01/17/2048		800	928
Japan Government International Bond 0.100% due 03/10/2028 (f)	JPY	3,804,218	36,027
Qatar Government International Bond 5.250% due 01/20/2020		$11,420	11,447
Saudi Government International Bond
4.000% due 04/17/2025		2,000	2,160
5.000% due 04/17/2049		1,000	1,198
Total Sovereign Issues (Cost $88,374)			80,658
		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. 5.250% due 03/06/2032 «(b)		24,000	0
Total Convertible Preferred Securities (Cost $0)			0
PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Farm Credit Bank of Texas 10.000% due 06/15/2020 (g)(i)		1,100	1,137
JPMorgan Chase & Co. 5.406% (US0003M + 3.470%) due 01/30/2020 ~(g)		1,227,000	1,240
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (g)		720,000	1,030
Total Preferred Securities (Cost $3,190)			3,407
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.5%
CERTIFICATES OF DEPOSIT 0.4%
Lloyds Bank Corporate Markets PLC 2.512% (US0003M + 0.500%) due 10/26/2020 ~		$4,600	4,610
COMMERCIAL PAPER 1.2%
Bank of Montreal
1.852% due 01/03/2020	CAD	8,700	6,699
1.854% due 01/03/2020		1,600	1,232
Royal Bank of Canada
1.850% due 01/06/2020		5,400	4,157
1.854% due 01/03/2020		1,600	1,232
Toronto-Dominion Bank 1.850% due 01/08/2020		3,400	2,617
			15,937
REPURCHASE AGREEMENTS (j) 0.1%			1,062
ARGENTINA TREASURY BILLS 0.0%
41.333% due 04/03/2020 «~	ARS	13,100	180
43.313% due 06/22/2020 «~		21,160	314

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2019 (Unaudited)

236.548% due 02/26/2020 - 06/22/2020 (c)(d)		5,040	57
			551
JAPAN TREASURY BILLS 3.5%
(0.139)% due 01/14/2020 - 02/17/2020 (c)(d)	JPY	5,100,000	46,945
MEXICO TREASURY BILLS 0.3%
7.138% due 01/09/2020 (d)(e)	MXN	70,300	3,714
U.S. TREASURY BILLS 0.0%
1.559% due 02/27/2020 - 03/19/2020 (c)(d)(k)		$361	360
Total Short-Term Instruments (Cost $72,748)			73,179
Total Investments in Securities (Cost $1,936,234)			1,988,537
		SHARES
INVESTMENTS IN AFFILIATES 20.5%
SHORT-TERM INSTRUMENTS 20.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 20.5%
PIMCO Short Asset Portfolio		26,465,982	263,496
PIMCO Short-Term Floating NAV Portfolio III		986,888	9,763
Total Short-Term Instruments (Cost $274,512)			273,259
Total Investments in Affiliates (Cost $274,512)			273,259
Total Investments 169.5% (Cost $2,210,746)			$2,261,796
Financial Derivative Instruments (l)(n) (7.4)%(Cost or Premiums, net $9,782)			(98,077)
Other Assets and Liabilities, net (62.1)%			(829,056)
Net Assets 100.0%			$1,334,663

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Farm Credit Bank of Texas	10.000%	06/15/2020	09/30/2010	$1,133	$1,137	0.09%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$1,062	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(1,087)	$1,062	$1,062
Total Repurchase Agreements						$(1,087)	$1,062	$1,062

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	1.850%	12/18/2019	02/06/2020	$(18,506)	$(18,520)
	2.100	12/23/2019	01/13/2020	(42,807)	(42,832)
BSN	1.820	12/17/2019	01/23/2020	(37,002)	(37,031)
RCY	1.870	11/07/2019	02/26/2020	(13,209)	(13,248)
	1.970	11/26/2019	01/13/2020	(75,999)	(76,153)
SCX	1.870	12/16/2019	01/29/2020	(2,712)	(2,715)
	1.880	11/25/2019	02/28/2020	(89,779)	(89,957)
	1.880	12/16/2019	02/28/2020	(8,458)	(8,466)
	1.890	11/25/2019	01/28/2020	(3,348)	(3,355)
	2.040	12/16/2019	01/17/2020	(28,037)	(28,064)
Total Reverse Repurchase Agreements					$(320,341)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
UBS	1.830%	11/07/2019	02/07/2020	$(2,326)	$(2,333)
	1.830	11/22/2019	01/03/2020	(756)	(758)
	1.830	11/22/2019	02/07/2020	(2,377)	(2,382)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2019 (Unaudited)

	1.830	11/25/2019	02/07/2020	(18,356)	(18,392)
	1.850	11/22/2019	01/14/2020	(16,030)	(16,063)
	1.970	12/06/2019	01/03/2020	(10,338)	(10,353)
	1.970	12/23/2019	01/17/2020	(7,627)	(7,631)
Total Sale-Buyback Transactions					$(57,912)

SHORT SALES:
Description	Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales(4)
U.S. Government Agencies (4.7)%
Uniform Mortgage-Backed Security, TBA	2.500%	01/01/2050		$62,944	$(62,087)	$(62,206)
Uniform Mortgage-Backed Security, TBA	4.500	02/01/2050		400	(421)	(421)
Total U.S. Government Agencies					(62,508)	(62,627)
Sovereign Issues (0.9)%
Canada Government Bond	2.750	12/01/2048	CAD	13,500	(13,494)	(12,768)
Total Short Sales (5.6)%					$(76,002)	$(75,395)

(k)	Securities with an aggregate market value of $374,104 and cash of $292 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(292,958) at a weighted average interest rate of 2.251%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Payable for sale-buyback transactions includes $(59) of deferred price drop.
(4)	Payable for short sales includes $(52) of accrued interest.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	$109.500	02/21/2020	84	$168	$1	$0
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	109.625	02/21/2020	130	260	1	0
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	109.875	02/21/2020	9	18	0	0
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	110.000	02/21/2020	54	108	1	0
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	110.125	02/21/2020	42	84	0	0
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	110.250	02/21/2020	413	826	4	1
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	110.375	02/21/2020	332	664	3	0
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	110.500	02/21/2020	17	34	0	0
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	110.625	02/21/2020	2	4	0	0
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	110.750	02/21/2020	104	208	1	0
Call - CBOT U.S. Treasury 2-Year Note March 2020 Futures	111.125	02/21/2020	562	1,124	5	1
Call - CBOT U.S. Treasury 5-Year Note March 2020 Futures	126.250	02/21/2020	5	5	0	0
Call - CBOT U.S. Treasury 5-Year Note March 2020 Futures	127.000	02/21/2020	33	33	0	0
Call - CBOT U.S. Treasury 5-Year Note March 2020 Futures	127.500	02/21/2020	5	5	0	0
Call - CBOT U.S. Treasury 5-Year Note March 2020 Futures	128.000	02/21/2020	1,885	1,885	16	2
Call - CBOT U.S. Treasury 5-Year Note March 2020 Futures	128.500	02/21/2020	137	137	1	0
Call - CBOT U.S. Treasury 5-Year Note March 2020 Futures	128.750	02/21/2020	20	20	0	0
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	117.500	02/21/2020	2,075	2,075	18	2
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	118.000	02/21/2020	45	45	0	0
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	118.500	02/21/2020	6	6	0	0
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	119.000	02/21/2020	1	1	0	0
Call - CBOT U.S. Treasury 30-Year Bond March 2020 Futures	188.000	02/21/2020	1,206	1,206	10	1
Call - CBOT U.S. Treasury 30-Year Bond March 2020 Futures	195.000	02/21/2020	36	36	0	0
Call - CBOT U.S. Treasury 30-Year Bond March 2020 Futures	197.000	02/21/2020	55	55	1	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond March 2020 Futures	140.000	02/21/2020	9	9	0	0
Total Purchased Options					$62	$7

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	$125.500	02/21/2020	806	$806	$(204)	$(63)
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	126.000	02/21/2020	502	502	(125)	(55)
Total Written Options					$(329)	$(118)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2019 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2020	348	$66,551	$(575)	$0	$(437)
U.S. Treasury 10-Year Note March Futures	03/2020	518	66,523	(563)	0	(57)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2020	10	1,817	(51)	0	(12)
				$(1,189)	$0	$(506)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index March Futures	03/2020	388	$(62,683)	$(882)	$0	$(149)
Put Options Strike @ EUR 169.500 on Euro-Schatz Bond February 2020 Futures (1)	01/2020	156	(77)	3	3	0
U.S. Treasury 2-Year Note March Futures	03/2020	1,763	(379,927)	328	0	(83)
U.S. Treasury 5-Year Note March Futures	03/2020	2,085	(247,301)	933	49	0
U.S. Treasury 30-Year Bond March Futures	03/2020	1,210	(188,647)	4,019	416	0
United Kingdom Long Gilt March Futures	03/2020	318	(55,340)	(99)	535	(240)
				$4,302	$1,003	$(472)
Total Futures Contracts				$3,113	$1,003	$(978)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.IG-32 5-Year Index	(1.000)%	Quarterly	06/20/2024	$12,200	$(258)	$(64)	$(322)	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-32 5-Year Index	5.000%	Quarterly	06/20/2024	$7,350	$473	$267	$740	$0	$(3)
CDX.IG-33 5-Year Index	1.000	Quarterly	12/20/2024	29,300	605	165	770	0	(2)
					$1,078	$432	$1,510	$0	$(5)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.700%	Semi-Annual	12/18/2024	CAD	139,100	$(480)	$(1,329)	$(1,809)	$0	$(285)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		14,400	193	985	1,178	0	(268)
Pay	3-Month USD-LIBOR	3.010	Semi-Annual	09/28/2023		$191,400	3,450	7,040	10,490	0	(146)
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		159,500	(190)	2,582	2,392	0	(72)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		103,900	4	1,172	1,176	113	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		14,600	(830)	293	(537)	16	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		39,900	(693)	(1,784)	(2,477)	47	0
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		29,000	(513)	(1,295)	(1,808)	34	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		171,200	6,331	(8,603)	(2,272)	213	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		2,000	55	(112)	(57)	4	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		15,800	1,428	(1,065)	363	34	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		4,000	67	(265)	(198)	9	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		16,800	640	(1,177)	(537)	47	0
Receive(6)	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		53,400	(157)	1,566	1,409	169	0
Receive	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		5,300	463	(878)	(415)	57	0
Receive(6)	3-Month USD-LIBOR	2.250	Semi-Annual	01/13/2050		28,600	(67)	(832)	(899)	324	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	03/20/2050		5,200	(22)	159	137	59	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	3,700,000	(1,280)	426	(854)	0	(29)
Receive	CPTFEMU	1.710	Maturity	03/15/2033	EUR	3,700	(168)	(144)	(312)	20	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		3,700	281	483	764	0	(52)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2019 (Unaudited)

Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	22,900	30	612	642	27	0
Pay	UKRPI	3.593	Maturity	11/15/2028		4,300	79	122	201	5	0
Pay	UKRPI	3.595	Maturity	11/15/2028		14,400	249	432	681	16	0
Pay	UKRPI	3.603	Maturity	11/15/2028		4,400	88	126	214	5	0
							$8,958	$(1,486)	$7,472	$1,199	$(852)
Total Swap Agreements							$9,778	$(1,118)	$8,660	$1,200	$(857)

(m)	Securities with an aggregate market value of $15,176 and cash of $4,870 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	Future styled option.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2020		$9,726	AUD	14,325	$328	$0
	01/2020		6,119	MXN	119,808	200	0
BPS	01/2020	GBP	745		$965	0	(22)
	01/2020	JPY	507,000		4,675	7	0
	01/2020	MXN	153		8	0	0
	03/2020	HKD	3,946		504	0	(2)
	03/2020		$6,802	IDR	96,990,604	166	0
	03/2020		3,326	KRW	3,942,640	92	0
	06/2020		8	MXN	153	0	0
BRC	01/2020	MXN	119,655		$6,216	0	(95)
	06/2020		$6,083	MXN	119,655	93	0
CBK	01/2020	CAD	3,400		$2,582	0	(37)
	01/2020	JPY	1,684,737		15,518	10	0
	01/2020	MXN	70,300		3,643	0	(73)
	02/2020	COP	18,107,654		5,421	0	(79)
	02/2020	EUR	21,982		24,380	0	(342)
	02/2020	JPY	693,000		6,405	12	0
	02/2020		$7,948	EUR	7,096	32	0
	02/2020		559	ZAR	8,282	30	0
	03/2020	KRW	8,217,933		$7,004	0	(119)
	03/2020		$7,388	COP	25,218,247	249	0
DUB	03/2020	TWD	448,289		$14,841	0	(232)
GLM	03/2020		$3,538	KRW	4,190,303	95	0
HUS	01/2020	CAD	5,166		$3,922	0	(56)
	01/2020	RUB	44,310		688	0	(25)
	01/2020		$12,407	CAD	16,270	123	0
	01/2020		7,137	RUB	471,747	450	0
	03/2020		13,727	INR	999,943	205	0
	01/2021	BRL	3,570		$550	0	(320)
IND	02/2020	ZAR	206,595		14,460	0	(226)
MYI	01/2020	JPY	684,000		6,311	11	0
	02/2020	EUR	6,220		6,930	0	(66)
	02/2020	JPY	3,216,000		29,744	78	0
RYL	01/2020	CAD	14,100		10,602	0	(256)
	03/2020	CNH	5,424		752	0	(26)
SCX	03/2020	INR	493,810		6,864	0	(16)
	03/2020		$660	CNY	4,649	6	0
SSB	01/2020	BRL	35,351		$8,711	0	(76)
	01/2020		$8,356	BRL	35,351	432	0
	02/2020		8,701		35,351	79	0
TOR	02/2020	COP	6,886,997		$2,070	0	(22)
UAG	01/2020	CAD	42,094		31,793	0	(625)
	02/2020		$545	MXN	10,468	5	0
Total Forward Foreign Currency Contracts						$2,703	$(2,715)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2019 (Unaudited)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
MYI	Call - OTC GBP versus USD	$1.320	01/02/2020	11,791	$149	$79

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	460,900	$1,135	$564
DUB	Put - OTC 6-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.040	02/21/2020	63,100	126	63
MYC	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.036	07/19/2021	237,300	872	665
	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.023	08/02/2021	520,500	2,047	1,459
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	03/11/2021	172,800	1,382	3,479
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	172,300	1,011	2,322
	Put - OTC 6-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.101	02/21/2020	46,100	69	28
	Put - OTC 6-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.109	02/21/2020	54,300	136	30
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	49,600	1,994	2
							$8,772	$8,612
Total Purchased Options							$8,921	$8,691

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425%	03/18/2020	3,200	$(2)	$(3)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	1,200	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	3,200	(3)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,200	(1)	0
BPS	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	2,700	(3)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	02/19/2020	1,600	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	1,600	(2)	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	1,800	(3)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	2,300	(2)	(4)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	2,300	(3)	(1)
BRC	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	5,200	(3)	(5)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	5,200	(6)	(2)
CBK	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	2,700	(3)	0
	Put - OTC CDX.IG-33 5-Year Index	Sell	1.000	01/15/2020	4,200	(4)	0
DBL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	02/19/2020	1,900	(1)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	02/19/2020	1,900	(2)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	1,100	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,100	(2)	0
FBF	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	2,700	(3)	0
GST	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	2,200	(2)	(3)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	2,200	(2)	0
JLN	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	1,100	(1)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	1,100	(1)	0
JPM	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	1,200	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,200	(1)	0
MEI	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	900	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	900	(1)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	1,100	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,100	(1)	0
						$(58)	$(33)

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Put - OTC USD versus MXN	MXN	18.887	01/06/2020	3,484	$(17)	$(7)
	Call - OTC USD versus MXN		19.841	01/06/2020	3,484	(18)	0
	Put - OTC USD versus RUB	RUB	62.815	01/09/2020	3,484	(18)	(44)
	Call - OTC USD versus RUB		65.910	01/09/2020	3,484	(18)	0

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2019 (Unaudited)

MYI	Call - OTC GBP versus USD	$1.335	01/02/2020	23,581	(161)	(16)
					$(232)	$(67)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	29,800	$(354)	$(251)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164	11/01/2021	61,400	(782)	(469)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323	03/11/2021	91,200	(1,382)	(4,008)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	91,000	(1,011)	(2,813)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.453	07/19/2021	75,900	(849)	(900)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.494	08/02/2021	166,600	(2,047)	(2,163)
							$(6,425)	$(10,604)
Total Written Options							$(6,715)	$(10,704)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	HSBC Holdings PLC	(1.000)%	Quarterly	12/20/2024	0.912%	EUR	200	$(2)	$1	$0	$(1)
CBK	UniCredit SpA	(1.000)	Quarterly	12/20/2023	1.518		610	112	(99)	13	0
HUS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	1.518		1,100	210	(185)	25	0
JPM	HSBC Holdings PLC	(1.000)	Quarterly	12/20/2024	0.912		700	(5)	1	0	(4)
								$315	$(282)	$38	$(5)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

								Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$10,714	$(2,244)	$1,737	$0	$(507)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	47,700	$(6)	$93	$87	$0
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	S&P 500 Total Return Index	49,630	2.302% (3-Month USD-LIBOR plus a specified spread)	Quarterly	01/15/2020	$300,330	$0	$(23,444)	$0	$(23,444)
	Pay	S&P 500 Total Return Index	48,736	2.164% (3-Month USD-LIBOR plus a specified spread)	Maturity	01/13/2021	312,999	0	(6,076)	0	(6,076)
BPS	Pay	S&P 500 Total Return Index	4,063	2.135% (3-Month USD-LIBOR plus a specified spread)	Quarterly	02/13/2020	25,657	0	(907)	0	(907)
	Pay	S&P 500 Total Return Index	67,800	2.215% (3-Month USD-LIBOR plus a specified spread)	Maturity	05/13/2020	389,353	0	(47,713)	0	(47,713)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2019 (Unaudited)

CBK	Pay	S&P 500 Total Return Index	25,253	2.205% (3-Month USD-LIBOR plus a specified spread)	Maturity	05/06/2020	145,020	0	(17,782)	0	(17,782)
								$0	$(95,922)	$0	$(95,922)
Total Swap Agreements								$(1,935)	$(94,374)	$125	$(96,434)

(o)	Securities with an aggregate market value of $99,859 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.
FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,654	$4,199	$5,853
Corporate Bonds & Notes
Banking & Finance	0	137,151	0	137,151
Industrials	0	25,069	0	25,069
Utilities	0	16,904	0	16,904
Municipal Bonds & Notes
California	0	4,855	0	4,855
Illinois	0	1,200	0	1,200
Iowa	0	41	0	41
Tennessee	0	143	0	143
Washington	0	4,892	0	4,892
West Virginia	0	249	0	249
U.S. Government Agencies	0	697,889	0	697,889
U.S. Treasury Obligations	0	646,943	0	646,943
Non-Agency Mortgage-Backed Securities	0	95,166	0	95,166
Asset-Backed Securities	0	194,938	0	194,938
Sovereign Issues	0	80,658	0	80,658
Preferred Securities
Banking & Finance	0	3,407	0	3,407
Short-Term Instruments
Certificates of Deposit	0	4,610	0	4,610
Commercial Paper	0	15,937	0	15,937
Repurchase Agreements	0	1,062	0	1,062
Argentina Treasury Bills	0	57	494	551
Japan Treasury Bills	0	46,945	0	46,945
Mexico Treasury Bills	0	3,714	0	3,714
U.S. Treasury Bills	0	360	0	360
	$0	$1,983,844	$4,693	$1,988,537
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$273,259	$0	$0	$273,259
Total Investments	$273,259	$1,983,844	$4,693	$2,261,796
Short Sales, at Value - Liabilities
Sovereign Issues	0	(12,768)	0	(12,768)
U.S. Government Agencies	0	(62,627)	0	(62,627)
	$0	$(75,395)	$0	$(75,395)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,003	1,207	0	2,210
Over the counter	0	11,519	0	11,519

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2019 (Unaudited)

	$1,003	$12,726	$0	$13,729
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(978)	(975)	0	(1,953)
Over the counter	0	(109,853)	0	(109,853)
	$(978)	$(110,828)	$0	$(111,806)
Total Financial Derivative Instruments	$25	$(98,102)	$0	$(98,077)
Totals	$273,284	$1,810,347	$4,693	$2,088,324

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO StocksPLUS® Small Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 108.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
American Honda Finance Corp. 2.811% (LIBOR03M + 0.850%) due 03/29/2021 «~		$1,000	$1,000
Charter Communications Operating LLC 3.550% (LIBOR03M + 1.750%) due 02/01/2027 ~		869	876
Toyota Motor Credit Corp. 2.525% (LIBOR03M + 0.580%) due 09/28/2020 «~		2,500	2,499
Total Loan Participations and Assignments (Cost $4,362)			4,375
CORPORATE BONDS & NOTES 9.3%
BANKING & FINANCE 6.8%
AXA Equitable Holdings, Inc. 4.350% due 04/20/2028		1,100	1,194
Banco del Estado de Chile 4.125% due 10/07/2020		1,700	1,722
Bank of Ireland 7.375% due 06/18/2020 ●(g)(h)	EUR	400	464
Barclays Bank PLC 10.179% due 06/12/2021		$2,400	2,668
Barclays PLC
3.284% (US0003M + 1.380%) due 05/16/2024 ~		3,200	3,238
4.610% due 02/15/2023 ●		2,800	2,925
7.125% due 06/15/2025 ●(g)(h)	GBP	3,100	4,650
8.000% due 12/15/2020 ●(g)(h)	EUR	200	240
8.000% due 06/15/2024 ●(g)(h)		$1,700	1,903
CIT Group, Inc. 5.000% due 08/15/2022		200	212
Citigroup, Inc.
2.930% (US0003M + 1.023%) due 06/01/2024 ~		3,200	3,239
4.044% due 06/01/2024 ●		1,500	1,587
Cooperatieve Rabobank UA 6.625% due 06/29/2021 ●(g)(h)	EUR	1,800	2,196
Credit Suisse Group AG
3.127% (US0003M + 1.240%) due 06/12/2024 ~		$2,000	2,025
7.500% due 07/17/2023 ●(g)(h)		1,600	1,752
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		600	635
3.800% due 09/15/2022		700	729
3.800% due 06/09/2023		250	262
Danske Bank A/S 2.947% (US0003M + 1.060%) due 09/12/2023 ~		1,300	1,297
Deutsche Bank AG
0.105% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	1,400	1,567
3.094% (US0003M + 1.190%) due 11/16/2022 ~		$1,700	1,687
3.149% (US0003M + 1.230%) due 02/27/2023 ~		4,000	3,923
3.961% due 11/26/2025 ●		1,900	1,942
4.250% due 10/14/2021		3,300	3,394
Discover Bank
3.450% due 07/27/2026		1,700	1,765
4.650% due 09/13/2028		2,700	3,042
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,000	1,214
Ford Motor Credit Co. LLC
2.865% (US0003M + 0.930%) due 09/24/2020 ~		$2,800	2,804
3.336% due 03/18/2021		200	202
3.550% due 10/07/2022		2,600	2,639
Goldman Sachs Group, Inc. 3.080% (US0003M + 1.170%) due 11/15/2021 ~		1,300	1,310
HSBC Holdings PLC
2.504% (US0003M + 0.600%) due 05/18/2021 ~		1,400	1,402
2.904% (US0003M + 1.000%) due 05/18/2024 ~		600	605
3.400% due 03/08/2021		500	508
3.543% (US0003M + 1.500%) due 01/05/2022 ~		800	816
4.292% due 09/12/2026 ●		1,400	1,514
4.300% due 03/08/2026		300	327
ING Groep NV 5.750% due 11/16/2026 ●(g)(h)		1,000	1,054
JPMorgan Chase & Co.
2.509% (US0003M + 0.610%) due 06/18/2022 ~		3,200	3,213
2.824% (US0003M + 0.890%) due 07/23/2024 ~		3,000	3,026
3.797% due 07/23/2024 ●		1,200	1,265

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2019 (Unaudited)

Lloyds Banking Group PLC
2.728% (US0003M + 0.800%) due 06/21/2021 ~		2,200	2,213
4.050% due 08/16/2023		1,100	1,166
4.550% due 08/16/2028		1,000	1,120
7.500% due 09/27/2025 ●(g)(h)		1,800	2,020
7.875% due 06/27/2029 ●(g)(h)	GBP	900	1,508
Nationwide Building Society 4.363% due 08/01/2024 ●		$1,500	1,591
Navient Corp. 5.000% due 10/26/2020		400	406
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021		300	298
2.600% due 09/28/2022		300	300
2.650% due 07/13/2022		800	802
Royal Bank of Scotland Group PLC
3.497% (US0003M + 1.550%) due 06/25/2024 ~		2,300	2,336
4.519% due 06/25/2024 ●		1,500	1,593
4.892% due 05/18/2029 ●		1,700	1,922
7.500% due 08/10/2020 ●(g)(h)		500	512
8.000% due 08/10/2025 ●(g)(h)		400	461
8.625% due 08/15/2021 ●(g)(h)		600	650
Santander UK Group Holdings PLC 4.796% due 11/15/2024 ●		2,200	2,375
Santander UK PLC 2.875% due 06/18/2024		3,100	3,170
Springleaf Finance Corp. 7.750% due 10/01/2021		200	218
Standard Chartered PLC 3.091% (US0003M + 1.200%) due 09/10/2022 ~		3,000	3,025
UBS AG
4.750% due 02/12/2026 ●(h)	EUR	2,500	2,948
5.125% due 05/15/2024 (h)		$3,300	3,564
7.625% due 08/17/2022 (h)		300	338
UBS Group AG
2.860% (US0003M + 0.950%) due 08/15/2023 ~		1,400	1,410
2.950% due 09/24/2020		400	403
4.125% due 09/24/2025		400	435
UniCredit SpA 7.830% due 12/04/2023		3,275	3,821
Wells Fargo & Co. 3.500% due 03/08/2022		38	39
WPC Eurobond BV 2.250% due 04/09/2026	EUR	3,300	3,977
			116,778
INDUSTRIALS 1.6%
Allergan Sales LLC 4.875% due 02/15/2021		$186	191
BAT Capital Corp. 3.222% due 08/15/2024		100	102
BAT International Finance PLC 3.950% due 06/15/2025		400	423
Campbell Soup Co.
2.524% (US0003M + 0.630%) due 03/15/2021 ~		300	301
3.650% due 03/15/2023		2,100	2,188
Centene Corp. 4.250% due 12/15/2027		900	928
Charter Communications Operating LLC
3.559% (US0003M + 1.650%) due 02/01/2024 ~		4,000	4,117
4.464% due 07/23/2022		300	315
4.908% due 07/23/2025		700	771
Comcast Corp. 3.950% due 10/15/2025		421	460
CSN Resources S.A. 7.625% due 02/13/2023		450	481
DAE Funding LLC 4.000% due 08/01/2020		300	303
Daimler Finance North America LLC 2.810% (US0003M + 0.900%) due 02/15/2022 ~		2,050	2,066
Enbridge, Inc. 2.594% (US0003M + 0.700%) due 06/15/2020 ~		800	801
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	2,800	3,298
Imperial Brands Finance PLC
3.125% due 07/26/2024		$200	202
3.500% due 07/26/2026		200	201
INEOS Finance PLC 2.125% due 11/15/2025	EUR	3,100	3,508
Kraft Heinz Foods Co.
5.000% due 07/15/2035		$100	111
5.200% due 07/15/2045		100	109
McDonald’s Corp. 2.366% (US0003M + 0.430%) due 10/28/2021 ~		1,000	1,004
Occidental Petroleum Corp. 3.360% (US0003M + 1.450%) due 08/15/2022 ~		2,400	2,413

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2019 (Unaudited)

President & Fellows of Harvard College 6.500% due 01/15/2039	1,100	1,632
Reynolds American, Inc. 4.000% due 06/12/2022	100	104
Sasol Financing USA LLC 5.875% due 03/27/2024	500	541
United Technologies Corp. 2.554% (US0003M + 0.650%) due 08/16/2021 ~	300	300
Zimmer Biomet Holdings, Inc. 3.550% due 04/01/2025	1,600	1,687
		28,557
UTILITIES 0.9%
AT&T, Inc.
2.657% (US0003M + 0.750%) due 06/01/2021 ~	3,200	3,220
2.951% (US0003M + 0.950%) due 07/15/2021 ~	3,700	3,736
3.067% (US0003M + 1.180%) due 06/12/2024 ~	3,600	3,665
Petrobras Global Finance BV 5.093% due 01/15/2030	89	96
Sempra Energy 2.344% (US0003M + 0.450%) due 03/15/2021 ~	2,000	2,001
Sprint Communications, Inc. 6.000% due 11/15/2022	1,400	1,471
Sprint Corp.
7.125% due 06/15/2024	200	216
7.250% due 09/15/2021	900	953
7.875% due 09/15/2023	600	663
		16,021
Total Corporate Bonds & Notes (Cost $155,641)		161,356
MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010 6.907% due 10/01/2050	100	161
Long Beach Unified School District, California General Obligation Bonds, Series 2011 5.914% due 08/01/2025	3,500	4,001
		4,162
COLORADO 0.2%
Denver, Colorado City & County School District No. 1, Certificates of Participation Bonds, Series 2011 6.220% due 12/15/2026	3,484	4,009
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	400	479
7.750% due 01/01/2042	104	118
		597
NEW YORK 0.1%
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010 5.883% due 04/01/2030	1,000	1,244
WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040	600	816
Total Municipal Bonds & Notes (Cost $9,249)		10,828
U.S. GOVERNMENT AGENCIES 37.0%
Fannie Mae
2.142% due 07/25/2037 ●	14	14
2.172% due 07/25/2037 ●	24	24
2.192% due 09/25/2035 ●	82	81
2.310% due 08/01/2022	99	100
Freddie Mac
2.450% due 10/15/2037 ●	29	29
4.000% due 01/01/2048 - 08/01/2048	21,204	22,136
6.000% due 04/01/2040	5	5
Ginnie Mae
2.059% due 08/20/2047 ●	1,161	1,155
6.000% due 12/15/2038	52	58
Ginnie Mae, TBA 5.000% due 01/01/2050	5,400	5,692
Small Business Administration
5.290% due 12/01/2027	21	22
5.720% due 01/01/2029	442	478
6.020% due 08/01/2028	315	340

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2019 (Unaudited)

Uniform Mortgage-Backed Security
2.500% due 10/01/2049 - 12/01/2049	57,397	56,758
3.500% due 12/01/2047 - 08/01/2048	40,570	42,108
4.000% due 05/01/2021 - 12/01/2048	6,500	6,800
5.500% due 09/01/2023	4	4
6.000% due 07/01/2035 - 05/01/2041	910	1,035
7.500% due 04/01/2024 - 11/01/2037	87	98
Uniform Mortgage-Backed Security, TBA
2.500% due 01/01/2050	14,603	14,432
3.000% due 02/01/2050	133,700	135,434
3.500% due 01/01/2050	54,000	55,524
4.000% due 01/01/2050 - 02/01/2050	259,000	269,369
4.500% due 02/01/2050	25,900	27,284
Total U.S. Government Agencies (Cost $635,819)		638,980
U.S. TREASURY OBLIGATIONS 37.6%
U.S. Treasury Bonds
3.000% due 08/15/2048	500	563
3.000% due 02/15/2049	19,000	21,416
4.375% due 05/15/2040 (m)	5,300	7,111
4.625% due 02/15/2040	4,500	6,217
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2022	38,204	38,186
0.125% due 04/15/2022 (k)	71,745	71,645
0.125% due 07/15/2022	4,141	4,158
0.125% due 01/15/2023 (k)	8,027	8,028
0.625% due 07/15/2021	42,019	42,492
0.625% due 02/15/2043	672	680
1.000% due 02/15/2046	4,344	4,782
1.000% due 02/15/2048	16,280	18,031
1.000% due 02/15/2049	19,983	22,227
1.375% due 02/15/2044 )	4,306	5,082
U.S. Treasury Notes
1.375% due 10/31/2020 (k)	11,300	11,274
1.625% due 02/15/2026	3,300	3,268
1.875% due 07/31/2022 (k)	15,300	15,404
2.000% due 11/30/2020 (k)(m)	6,100	6,120
2.000% due 07/31/2022 (k)	8,000	8,080
2.000% due 11/30/2022 (k)	13,100	13,243
2.000% due 08/15/2025	5,800	5,875
2.250% due 08/15/2027	100	103
2.375% due 05/15/2029	90,400	93,905
2.625% due 12/31/2025	12,100	12,679
2.625% due 02/15/2029	145,600	154,226
2.750% due 02/15/2024 (m)	10,500	10,946
3.000% due 09/30/2025	30,200	32,233
3.000% due 10/31/2025	30,200	32,251
Total U.S. Treasury Obligations (Cost $632,903)		650,225
NON-AGENCY MORTGAGE-BACKED SECURITIES 7.0%
Adjustable Rate Mortgage Trust 5.557% due 11/25/2037 ^~	6,052	5,342
American Home Mortgage Assets Trust 3.159% due 11/25/2046 ●	7,391	3,610
BCAP LLC Trust 6.388% due 03/26/2037 ~	7,021	5,795
Bear Stearns ALT-A Trust
3.811% due 11/25/2035 ^~	4,613	3,669
3.886% due 11/25/2035 ^~	204	192
ChaseFlex Trust 2.092% due 07/25/2037 ●	4,237	3,793
Citigroup Mortgage Loan Trust
1.862% due 01/25/2037 ●	4	4
4.140% due 03/25/2036 ^●	155	157
Citigroup Mortgage Loan Trust, Inc. 4.609% due 08/25/2035 ~	69	71
CitiMortgage Alternative Loan Trust 2.392% due 04/25/2037 ●	1,861	1,502
Countrywide Alternative Loan Trust
1.912% due 12/25/2046 ●	5,043	4,926
1.952% due 02/25/2047 ●	18	18
1.952% due 09/25/2047 ●	2,689	2,668
1.992% due 06/25/2037 ●	60	57
3.239% due 02/25/2036 ●	7	7
6.000% due 08/25/2035	1,687	1,200
6.000% due 06/25/2047 ^	2,603	2,197
Countrywide Home Loan Mortgage Pass-Through Trust
3.832% due 02/20/2035 ~	2	2
3.841% due 11/25/2034 ~	5	5
5.500% due 11/25/2035 ^	40	36
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
1.972% due 06/25/2037 ^●	93	92
2.122% due 08/25/2037 ^●	3,648	3,099

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2019 (Unaudited)

GSR Mortgage Loan Trust 4.133% due 11/25/2035 ~		4	4
HarborView Mortgage Loan Trust
1.934% due 12/19/2036 ^●		459	428
1.954% due 01/19/2038 ●		414	395
1.969% due 12/19/2036 ●		1,063	949
Hawksmoor Mortgages 1.761% due 05/25/2053 ●	GBP	7,858	10,435
JPMorgan Mortgage Trust
4.106% due 07/25/2035 ~		$22	22
4.160% due 08/25/2034 ~		51	51
4.305% due 07/25/2035 ~		3,190	3,265
4.611% due 02/25/2035 ~		2	2
5.750% due 01/25/2036 ^		15	12
JPMorgan Resecuritization Trust 1.828% due 06/26/2037 ●		5,237	5,141
Lehman Mortgage Trust 2.442% due 11/25/2036 ●		1,755	1,136
Lehman XS Trust 2.017% due 08/25/2046 ●		2,213	2,127
Merrill Lynch Mortgage Investors Trust 4.330% due 09/25/2035 ^~		93	87
Morgan Stanley Mortgage Loan Trust 2.412% due 11/25/2035 ●		2,385	2,379
MortgageIT Securities Corp. Mortgage Loan Trust 2.022% due 06/25/2047 ●		1,306	1,279
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		4,093	4,096
Residential Accredit Loans, Inc. Trust
1.977% due 08/25/2036 ●		603	563
1.992% due 05/25/2047 ●		6,764	6,630
Structured Adjustable Rate Mortgage Loan Trust 4.121% due 04/25/2035 ~		140	135
Structured Asset Mortgage Investments Trust
1.912% due 08/25/2036 ●		8,480	7,997
2.022% due 02/25/2036 ●		954	948
Structured Asset Securities Corp. 2.142% due 04/25/2035 ●		1,901	1,793
Towd Point Mortgage Funding 0.000% due 07/20/2045 ●	GBP	10,400	13,776
Towd Point Mortgage Funding PLC 1.820% due 10/20/2051 ●		3,822	5,093
UBS Commercial Mortgage Trust 3.504% due 12/15/2050		$3,395	3,564
WaMu Mortgage Pass-Through Certificates Trust
2.372% due 11/25/2045 ●		3,087	3,056
2.627% due 09/25/2046 ●		41	42
2.627% due 10/25/2046 ●		37	36
2.969% due 01/25/2047 ●		19	20
3.009% due 05/25/2047 ●		3,301	3,202
3.188% due 01/25/2037 ^~		273	257
3.835% due 06/25/2037 ^~		1,107	1,067
3.837% due 08/25/2036 ^~		117	111
3.844% due 12/25/2035 ~		1,792	1,795
Wells Fargo Mortgage-Backed Securities Trust
4.346% due 12/25/2036 ^~		174	169
Total Non-Agency Mortgage-Backed Securities (Cost $114,602)			120,504
ASSET-BACKED SECURITIES 8.2%
Aames Mortgage Investment Trust 2.782% due 07/25/2035 ●		3,300	3,312
Allegro CLO Ltd. 3.156% due 01/30/2026 ●		137	137
Asset-Backed Funding Certificates Trust 1.922% due 01/25/2037 ●		2,473	1,885
Asset-Backed Securities Corp. Home Equity Loan Trust 2.752% due 07/25/2035 ●		300	301
Bear Stearns Asset-Backed Securities Trust
1.902% due 02/25/2037 ●		551	623
1.942% due 07/25/2036 ●		1,510	1,505
1.952% due 08/25/2036 ●		684	844
1.992% due 12/25/2036 ●		195	195
2.398% due 02/25/2036 ●		1,776	1,761
CIT Mortgage Loan Trust 3.142% due 10/25/2037 ●		1,835	1,855
Citigroup Mortgage Loan Trust
1.852% due 07/25/2045 ●		20	15
1.952% due 12/25/2036 ●		3,091	2,152
Citigroup Mortgage Loan Trust, Inc. 2.092% due 10/25/2036 ●		2,000	1,971
Countrywide Asset-Backed Certificates
1.932% due 06/25/2037 ●		1,061	996
1.932% due 06/25/2047 ^●		1,094	1,004
1.982% due 11/25/2037 ●		207	199
2.042% due 06/25/2047 ●		1,200	1,140

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2019 (Unaudited)

2.052% due 12/25/2036 ^●		4,100	4,010
2.062% due 03/25/2036 ●		1,461	1,359
2.072% due 09/25/2036 ●		3,535	3,537
2.092% due 07/25/2036 ●		2,421	2,424
3.142% due 04/25/2034 ●		89	89
4.600% due 10/25/2046 ^~		3,085	3,025
Credit-Based Asset Servicing & Securitization LLC 1.912% due 07/25/2037 ●		8	5
Exeter Automobile Receivables Trust 3.200% due 04/15/2022		2,932	2,938
Fieldstone Mortgage Investment Trust 2.527% due 12/25/2035 ●		8,363	8,350
First Franklin Mortgage Loan Trust 2.587% due 09/25/2035 ●		1,266	1,272
Fremont Home Loan Trust
1.892% due 08/25/2036 ●		100	42
1.962% due 02/25/2036 ●		1,121	1,074
GLS Auto Receivables Issuer Trust 2.580% due 07/17/2023		3,481	3,487
GSAA Home Equity Trust
1.992% due 03/25/2037 ●		5,108	2,372
4.022% due 03/25/2036 ~		5,171	4,203
GSAMP Trust
1.942% due 08/25/2036 ●		540	528
2.022% due 01/25/2037 ●		2,700	2,385
3.112% due 12/25/2034 ^●		1,417	1,185
Halcyon Loan Advisors Funding Ltd. 3.053% due 10/22/2025 ●		348	348
Home Equity Loan Trust 2.132% due 04/25/2037 ●		5,300	4,582
Home Equity Mortgage Loan Asset-Backed Trust 2.857% due 08/25/2035 ●		2,000	1,941
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 2.842% due 11/25/2034 ●		192	190
Long Beach Mortgage Loan Trust 2.012% due 02/25/2036 ●		4,355	4,264
MASTR Specialized Loan Trust 2.052% due 06/25/2046 ●		3,305	3,168
Merrill Lynch Mortgage Investors Trust 1.902% due 08/25/2037 ●		7,316	4,673
Monarch Grove CLO 2.820% due 01/25/2028 ●		4,300	4,288
Morgan Stanley ABS Capital, Inc. Trust
1.842% due 07/25/2036 ●		3	2
1.952% due 09/25/2036 ●		2,920	1,608
2.007% due 03/25/2037 ●		16,608	8,894
Morgan Stanley Mortgage Loan Trust 5.965% due 09/25/2046 ^þ		4,652	2,592
Mountain Hawk CLO Ltd. 3.203% due 04/18/2025 ●		498	498
Navient Private Education Loan Trust 2.140% due 12/16/2058 ●		14	14
OHA Credit Partners Ltd. 2.976% due 10/20/2025 ●		71	71
Option One Mortgage Loan Trust
2.012% due 04/25/2037 ●		3,070	2,423
2.012% due 05/25/2037 ●		1,796	1,315
2.102% due 04/25/2037 ●		357	257
People’s Choice Home Loan Securities Trust 2.312% due 12/25/2035 ●		210	209
Popular ABS Mortgage Pass-Through Trust 2.122% due 07/25/2036 ●		3,700	3,519
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		3,724	1,948
Residential Asset Securities Corp. Trust
2.042% due 04/25/2037 ●		6,849	6,820
2.192% due 02/25/2036 ●		580	575
Securitized Asset-Backed Receivables LLC Trust
2.032% due 07/25/2036 ●		1,163	651
2.042% due 05/25/2036 ●		1,431	907
2.372% due 11/25/2035 ●		960	959
SG Mortgage Securities Trust 1.972% due 02/25/2036 ●		4,920	3,244
SLM Student Loan Trust 0.000% due 12/15/2023 ●	EUR	11	12
Sound Point CLO Ltd. 3.084% due 01/23/2029 ●		$2,500	2,499
Soundview Home Loan Trust
1.852% due 11/25/2036 ●		8	3
1.942% due 03/25/2037 ●		588	569
1.962% due 07/25/2037 ●		1,847	1,680
2.042% due 10/25/2036 ●		3,900	3,769
2.632% due 08/25/2035 ^●		2,200	2,073
Specialty Underwriting & Residential Finance Trust 2.392% due 12/25/2036 ●		1,583	1,556

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2019 (Unaudited)

Structured Asset Securities Corp. Mortgage Loan Trust 2.022% due 05/25/2047 ●		1,739	1,687
THL Credit Wind River CLO Ltd. 2.856% due 10/15/2027 ●		3,600	3,600
Vericrest Opportunity Loan Transferee LLC 3.125% due 09/25/2047 þ		1,297	1,302
Total Asset-Backed Securities (Cost $135,343)			140,890
SOVEREIGN ISSUES 2.8%
Argentina Government International Bond
3.750% due 12/31/2038 þ		7,350	3,608
5.875% due 01/11/2028		3,500	1,655
42.836% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	3,688	33
56.589% (ARLLMONP) due 06/21/2020 ~(a)		77,654	702
Brazil Government International Bond 4.750% due 01/14/2050		$1,954	1,931
Export-Import Bank of Korea 4.000% due 01/29/2021		2,000	2,043
Israel Government International Bond 4.125% due 01/17/2048		600	696
Japan Government International Bond 0.100% due 03/10/2028 (f)	JPY	3,611,983	34,207
Qatar Government International Bond 5.250% due 01/20/2020		$1,500	1,503
Saudi Government International Bond
4.000% due 04/17/2025		1,400	1,512
5.000% due 04/17/2049		700	838
Total Sovereign Issues (Cost $53,235)			48,728
		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
JPMorgan Chase & Co. 5.406% (US0003M + 3.470%) due 01/30/2020 ~(g)		1,091,000	1,102
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (g)		360,000	515
Total Preferred Securities (Cost $1,506)			1,617
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.6%
CERTIFICATES OF DEPOSIT 0.1%
Lloyds Bank Corporate Markets PLC 2.512% (US0003M + 0.500%) due 10/26/2020 ~		$2,300	2,305
COMMERCIAL PAPER 1.7%
Bank of Montreal
1.852% due 01/03/2020	CAD	10,200	7,854
1.854% due 01/03/2020		1,900	1,463
Bank of Nova Scotia
1.980% due 01/23/2020		3,600	2,769
1.984% due 01/27/2020		3,100	2,384
C.I.B.C. 1.970% due 01/22/2020		6,700	5,154
Royal Bank Of Canada
1.850% due 01/06/2020		6,300	4,850
1.854% due 01/03/2020		1,900	1,463
Toronto-Dominion Bank 1.850% due 01/08/2020		4,000	3,079
			29,016
REPURCHASE AGREEMENTS (i) 0.0%			527
ARGENTINA TREASURY BILLS 0.0%
41.333% due 04/03/2020 «~	ARS	7,330	100

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2019 (Unaudited)

306.288% due 02/26/2020 (d)		2,880	31
			131
JAPAN TREASURY BILLS 3.2%
(0.139)% due 01/14/2020 - 02/17/2020 (c)(d)	JPY	5,967,000	54,926
U.S. TREASURY BILLS 0.6%
1.562% due 02/06/2020 (d)(e)(k)(m)		$9,595	9,581
Total Short-Term Instruments (Cost $95,996)			96,486
Total Investments in Securities (Cost $1,838,656)			1,873,989
		SHARES
INVESTMENTS IN AFFILIATES 20.0%
SHORT-TERM INSTRUMENTS 20.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 20.0%
PIMCO Short Asset Portfolio		20,102,082	200,136
PIMCO Short-Term Floating NAV Portfolio III		14,702,266	145,450
Total Short-Term Instruments (Cost $346,563)			345,586
Total Investments in Affiliates (Cost $346,563)			345,586
Total Investments 128.5% (Cost $2,185,219)			$2,219,575
Financial Derivative Instruments (j)(l) 5.1%(Cost or Premiums, net $789)			88,543
Other Assets and Liabilities, net (33.6)%			(580,173)
Net Assets 100.0%			$1,727,945

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$527	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(538)	$527	$527
Total Repurchase Agreements						$(538)	$527	$527

SHORT SALES:

Description	Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales(2)
U.S. Government Agencies (3.2)%
Uniform Mortgage-Backed Security, TBA	2.500%	01/01/2050		$50,703	$(49,996)	$(50,108)
Uniform Mortgage-Backed Security, TBA	5.000	01/01/2050		5,400	(5,769)	(5,775)
Total U.S. Government Agencies					(55,765)	(55,883)
Sovereign Issues (0.8)%
Canada Government Bond	2.750%	12/01/2048	CAD	14,100	(13,192)	(13,324)
Total Short Sales (4.0)%					$(68,957)	$(69,207)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $44 of accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2019 was $(18,211) at a weighted average interest rate of 1.802%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	$125.500	02/21/2020	946	$946	$(240)	$(74)
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	126.000	02/21/2020	589	589	(146)	(64)
Total Written Options					$(386)	$(138)

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2019 (Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-Mini Russell 2000 Index March Futures	03/2020	4,159	$347,401	$5,704	$457	$0
Euro-Bund 10-Year Bond March Futures	03/2020	412	78,790	(663)	0	(518)
				$5,041	$457	$(518)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Put Options Strike @ EUR 169.500 on Euro-Schatz Bond February 2020 Futures (1)	01/2020	203	$(100)	$5	$5	$0
U.S. Treasury 2-Year Note March Futures	03/2020	1,029	(221,750)	165	0	(48)
U.S. Treasury 5-Year Note March Futures	03/2020	217	(25,738)	79	5	0
U.S. Treasury 10-Year Note March Futures	03/2020	146	(18,750)	162	16	0
U.S. Treasury 30-Year Bond March Futures	03/2020	889	(138,601)	2,783	306	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2020	35	(6,358)	179	40	0
United Kingdom Long Gilt March Futures	03/2020	389	(67,696)	(121)	654	(294)
				$3,252	$1,026	$(342)
Total Futures Contracts				$8,293	$1,483	$(860)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Rolls-Royce PLC	1.000%	Quarterly	06/20/2024	0.892%	EUR	3,400	$23	$(3)	$20	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-32 5-Year Index	(1.000)%	Quarterly	06/20/2024	$45,500	$(964)	$(238)	$(1,202)	$4	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.HY-32 5-Year Index	5.000%	Quarterly	06/20/2024	$3,332	$214	$121	$335	$0	$(1)
CDX.IG-28 5-Year Index	1.000	Quarterly	06/20/2022	700	13	0	13	0	0
CDX.IG-31 5-Year Index	1.000	Quarterly	12/20/2023	500	5	8	13	0	0
CDX.IG-33 5-Year Index	1.000	Quarterly	12/20/2024	27,100	562	150	712	0	(3)
					$794	$279	$1,073	$0	$(4)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.700%	Semi-Annual	12/18/2024	CAD	160,100	$(625)	$(1,457)	$(2,082)	$0	$(328)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		13,500	(209)	1,313	1,104	0	(251)
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049		1,900	40	(61)	(21)	0	(35)
Pay(7)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		$76,300	(99)	1,243	1,144	0	(35)
Receive	3-Month USD-LIBOR	2.569	Semi-Annual	10/23/2024		53,600	0	(2,148)	(2,148)	46	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		119,600	87	1,267	1,354	130	0

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2019 (Unaudited)

Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		14,100	(802)	284	(518)	15	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		110,500	(26)	(6,833)	(6,859)	130	0
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		57,600	0	(3,592)	(3,592)	68	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		33,400	1,933	(2,370)	(437)	43	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,100	(60)	29	(31)	2	0
Receive(7)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		53,900	(46)	(1,148)	(1,194)	65	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/18/2026		27,300	410	(513)	(103)	0	(54)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		5,300	297	(175)	122	11	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		38,000	(617)	(1,290)	(1,907)	98	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		15,000	1,041	(1,521)	(480)	42	0
Receive(7)	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		2,000	(15)	67	52	22	0
Receive(7)	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050		4,200	(9)	481	472	45	0
Receive(7)	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		10,400	(61)	931	870	112	0
Receive(7)	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		5,700	(20)	660	640	61	0
Receive(7)	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		600	(2)	35	33	7	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	3,510,000	(1,214)	404	(810)	0	(28)
Receive	CPTFEMU	0.740	Maturity	01/15/2020	EUR	5,200	(11)	86	75	10	0
Receive	CPTFEMU	1.710	Maturity	03/15/2033		2,450	(3)	(204)	(207)	13	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		2,450	7	499	506	0	(34)
Receive	CPURNSA	1.669	Maturity	06/19/2024		$33,700	0	313	313	49	0
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	22,600	(3)	637	634	27	0
Pay	UKRPI	3.593	Maturity	11/15/2028		3,800	0	178	178	4	0
Pay	UKRPI	3.595	Maturity	11/15/2028		13,100	155	464	619	15	0
Pay	UKRPI	3.603	Maturity	11/15/2028		3,700	0	180	180	4	0
							$148	$(12,241)	$(12,093)	$1,019	$(765)
Total Swap Agreements							$1	$(12,203)	$(12,202)	$1,023	$(770)

(k)	Securities with an aggregate market value of $31,678 and cash of $5095 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	Future styled option.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2020		$11,056	AUD	16,283	$373	$0
	01/2020		14	MXN	287	1	0
BPS	01/2020	GBP	14,183		$18,366	0	(424)
	01/2020	JPY	593,000		5,468	8	0
	01/2020	MXN	287		15	0	0
	01/2020		$12,810	CAD	16,868	181	0
	01/2020		1,152	GBP	876	8	0
	03/2020	HKD	1,233		$157	0	(1)
	03/2020		$8,012	IDR	114,234,105	196	0
	06/2020		15	MXN	287	0	0
CBK	01/2020	CAD	5,681		$4,313	0	(62)
	01/2020	GBP	304		398	0	(5)
	01/2020	JPY	1,181,600		10,883	7	0
	01/2020	MXN	130,730		6,821	0	(74)
	01/2020		$6,675	MXN	130,730	220	0
	02/2020	COP	18,986,534		$5,703	0	(64)
	02/2020	EUR	39,853		44,195	0	(626)
	02/2020	JPY	811,000		7,495	14	0
	02/2020		$5,465	COP	18,942,272	288	0
	02/2020		8,520	EUR	7,596	22	0
	02/2020		473	ZAR	7,006	25	0
	03/2020	KRW	9,381,946		$7,996	0	(136)
	03/2020		$2,364	COP	8,070,228	80	0
	05/2020		6,718	MXN	130,730	73	0

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2019 (Unaudited)

DUB	03/2020	TWD	518,042		$17,150	0	(268)
GLM	01/2020	GBP	581		761	0	(9)
	03/2020		$3,934	KRW	4,656,086	102	0
HUS	01/2020	CAD	3,800		$2,885	0	(41)
	01/2020		$7,576	RUB	500,752	478	0
	03/2020		15,671	INR	1,141,588	234	0
	03/2020		3,902	KRW	4,628,552	110	0
	01/2021	BRL	1,520		$234	0	(136)
JPM	01/2020		$1,073	GBP	830	27	0
MYI	01/2020	CAD	13,400		$10,262	0	(59)
	01/2020	JPY	801,000		7,391	13	0
	02/2020	EUR	6,938		7,730	0	(73)
	02/2020	JPY	3,762,000		34,794	91	0
	02/2020		$573	ZAR	8,483	30	0
	02/2020	ZAR	242,869		$16,997	0	(267)
RYL	01/2020	CAD	33,873		25,626	0	(461)
	03/2020	CNH	19,757		2,740	0	(94)
SCX	03/2020	INR	563,737		7,836	0	(18)
	03/2020		$2,640	CNY	18,589	24	0
SSB	01/2020	BRL	48,722		$12,006	0	(105)
	01/2020		$11,538	BRL	48,722	573	0
	02/2020		11,991		48,722	109	0
TOR	02/2020	COP	7,861,462		$2,363	0	(25)
UAG	01/2020	CAD	29,087		21,854	0	(548)
	02/2020		$294	MXN	5,648	3	0
Total Forward Foreign Currency Contracts						$3,290	$(3,496)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
MYI	Call - OTC GBP versus USD	$1.320	01/02/2020	13,519	$172	$90

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	530,600	$1,306	$649
DUB	Put - OTC 6-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.040	02/21/2020	74,000	147	74
MYC	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.036	07/19/2021	261,100	960	731
	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.023	08/02/2021	572,600	2,252	1,606
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	03/11/2021	157,800	1,262	3,177
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	163,200	957	2,199
	Put - OTC 6-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.101	02/21/2020	54,200	82	33
	Put - OTC 6-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.109	02/21/2020	63,800	160	36
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	34,400	1,383	1
							$8,509	$8,506
Total Purchased Options							$8,681	$8,596

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425%	03/18/2020	3,700	$(2)	$(3)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	1,400	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	3,700	(4)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,400	(2)	0
BPS	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	2,950	(4)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	02/19/2020	1,700	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	02/19/2020	1,700	(2)	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	1,900	(3)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	2,600	(2)	(4)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	2,600	(3)	(1)
BRC	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	6,100	(3)	(5)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	6,100	(7)	(2)
CBK	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	2,950	(4)	0
	Put - OTC CDX.IG-33 5-Year Index	Sell	1.000	01/15/2020	4,500	(4)	0

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2019 (Unaudited)

DBL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	02/19/2020	2,300	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	02/19/2020	2,300	(2)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	1,100	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,100	(2)	0
FBF	Put - OTC CDX.IG-33 5-Year Index	Sell	0.900	01/15/2020	2,800	(3)	0
GST	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	2,600	(2)	(4)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	2,600	(3)	(1)
JLN	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.425	03/18/2020	1,300	(1)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.700	03/18/2020	1,300	(1)	(1)
JPM	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	1,300	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,300	(2)	0
MEI	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	02/19/2020	1,000	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.900	02/19/2020	1,000	(1)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.450	03/18/2020	1,300	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	03/18/2020	1,300	(1)	0
						$(65)	$(37)

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Put - OTC USD versus MXN	MXN	18.887	01/06/2020	4,125	$(21)	$(8)
	Call - OTC USD versus MXN		19.841	01/06/2020	4,125	(22)	0
	Put - OTC USD versus RUB	RUB	62.815	01/09/2020	4,125	(21)	(52)
	Call - OTC USD versus RUB		65.910	01/09/2020	4,125	(21)	0
MYI	Call - OTC GBP versus USD		$1.335	01/02/2020	27,039	(184)	(19)
						$(269)	$(79)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	34,400	$(409)	$(290)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164	11/01/2021	70,600	(899)	(539)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323	03/11/2021	83,300	(1,262)	(3,660)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	86,200	(958)	(2,665)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.453	07/19/2021	83,600	(935)	(991)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.494	08/02/2021	183,200	(2,251)	(2,379)
							$(6,714)	$(10,524)
Total Written Options							$(7,048)	$(10,640)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	HSBC Holdings PLC	(1.000)%	Quarterly	12/20/2024	0.912%	EUR	300	$(2)	$0	$0	$(2)
BPS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	1.518		880	160	(140)	20	0
CBK	UniCredit SpA	(1.000)	Quarterly	12/20/2023	1.518		360	66	(58)	8	0
HUS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	1.518		950	181	(159)	22	0
JPM	HSBC Holdings PLC	(1.000)	Quarterly	12/20/2024	0.912		800	(5)	1	0	(4)
								$400	$(356)	$50	$(6)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

								Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$4,030	$(856)	$665	$0	$(191)

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	24,100	$(3)	$47	$44	$0

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2019 (Unaudited)

TOTAL RETURN SWAPS ON EQUITY INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	Russell 2000 Index	14,890	1.779% (3-Month USD-LIBOR less a specified spread)	Quarterly	03/18/2020	$124,124	$0	$1,426	$1,426	$0
BRC	Receive	Russell 2000 Index	14,890	1.833% (3-Month USD-LIBOR less a specified spread)	Quarterly	05/13/2020	119,947	0	5,426	5,426	0
	Receive	Russell 2000 Index	51,773	1.956% (3-Month USD-LIBOR less a specified spread)	Maturity	11/18/2020	402,336	0	32,927	32,927	0
GST	Receive	Russell 2000 Index	31,291	1.912% (3-Month USD-LIBOR less a specified spread)	Quarterly	07/15/2020	240,231	0	22,819	22,819	0
UAG	Receive	Russell 2000 Index	51,773	1.818% (3-Month USD-LIBOR less a specified spread)	Maturity	10/22/2020	406,985	0	27,560	27,560	0
								$0	$90,158	$90,158	$0
Total Swap Agreements								$(459)	$90,514	$90,252	$(197)

(m)	Securities with an aggregate market value of $2,741 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$876	$3,499	$4,375
Corporate Bonds & Notes
Banking & Finance	0	116,778	0	116,778
Industrials	0	28,557	0	28,557
Utilities	0	16,021	0	16,021
Municipal Bonds & Notes
California	0	4,162	0	4,162
Colorado	0	4,009	0	4,009
Illinois	0	597	0	597
New York	0	1,244	0	1,244
Washington	0	816	0	816
U.S. Government Agencies	0	638,980	0	638,980
U.S. Treasury Obligations	0	650,225	0	650,225
Non-Agency Mortgage-Backed Securities	0	120,504	0	120,504
Asset-Backed Securities	0	140,890	0	140,890
Sovereign Issues	0	48,728	0	48,728
Preferred Securities
Banking & Finance	0	1,617	0	1,617
Short-Term Instruments
Certificates of Deposit	0	2,305	0	2,305

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2019 (Unaudited)

Commercial Paper	0	29,016	0	29,016
Repurchase Agreements	0	527	0	527
Argentina Treasury Bills	0	31	100	131
Japan Treasury Bills	0	54,926	0	54,926
U.S. Treasury Bills	0	9,581	0	9,581
	$0	$1,870,390	$3,599	$1,873,989
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$345,586	$0	$0	$345,586
Total Investments	$345,586	$1,870,390	$3,599	$2,219,575
Short Sales, at Value - Liabilities
Sovereign Issues	0	(13,324)	0	(13,324)
U.S. Government Agencies	0	(55,883)	0	(55,883)
	$0	$(69,207)	$0	$(69,207)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,483	1,023	0	2,506
Over the counter	0	102,138	0	102,138
	$1,483	$103,161	$0	$104,644
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(860)	(908)	0	(1,768)
Over the counter	0	(14,333)	0	(14,333)
	$(860)	$(15,241)	$0	$(16,101)
Total Financial Derivative Instruments	$623	$87,920	$0	$88,543
Totals	$346,209	$1,889,103	$3,599	$2,238,911

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO Strategic Bond Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 119.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
Brookfield Retail Holdings 4.299% (LIBOR03M + 2.500%) due 08/27/2025 ~		$202	$201
Dell International LLC 3.800% (LIBOR03M + 2.000%) due 09/19/2025 ~		480	484
NCI Building Systems, Inc. 5.486% (LIBOR03M + 3.750%) due 04/12/2025 ~		197	197
Total Loan Participations and Assignments (Cost $860)			882
CORPORATE BONDS & NOTES 26.4%
BANKING & FINANCE 16.5%
AerCap Ireland Capital DAC
3.950% due 02/01/2022		200	207
4.450% due 12/16/2021		300	313
AIA Group Ltd. 2.428% (US0003M + 0.520%) due 09/20/2021 ~		700	701
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 ●(e)(f)	EUR	400	491
Bank of America Corp. 3.864% due 07/23/2024 ●		$300	316
Barclays PLC
4.610% due 02/15/2023 ●		400	418
4.972% due 05/16/2029 ●		700	789
8.000% due 12/15/2020 ●(e)(f)	EUR	200	240
BNP Paribas S.A.
4.705% due 01/10/2025 ●		$300	325
7.000% due 08/16/2028 ●(e)(f)		300	348
Brookfield Finance, Inc. 4.000% due 04/01/2024		50	54
CIT Group, Inc. 4.750% due 02/16/2024		200	214
Citigroup, Inc. 2.876% due 07/24/2023 ●		50	51
Cooperatieve Rabobank UA
5.500% due 06/29/2020 ●(e)(f)	EUR	500	575
6.625% due 06/29/2021 ●(e)(f)		200	244
Credit Suisse Group AG 6.375% due 08/21/2026 ●(e)(f)		$200	216
Credit Suisse Group Funding Guernsey Ltd. 4.550% due 04/17/2026		500	555
Crown Castle International Corp. 3.400% due 02/15/2021		300	304
Deutsche Bank AG
3.961% due 11/26/2025 ●		400	409
4.250% due 02/04/2021		700	711
FCE Bank PLC 0.097% due 08/26/2020 ●	EUR	200	224
Ford Motor Credit Co. LLC
2.865% (US0003M + 0.930%) due 09/24/2020 ~		$700	701
4.593% (US0003M + 2.550%) due 01/07/2021 ~		200	203
Fortress Transportation & Infrastructure Investors LLC 6.750% due 03/15/2022		400	418
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 ●		100	101
2.936% (US0003M + 1.000%) due 07/24/2023 ~		200	202
3.046% (US0003M + 1.110%) due 04/26/2022 ~		200	202
3.514% (US0003M + 1.600%) due 11/29/2023 ~		300	311
Harley-Davidson Financial Services, Inc. 2.847% (US0003M + 0.940%) due 03/02/2021 ~		400	402
HSBC Holdings PLC
4.292% due 09/12/2026 ●		300	324
4.583% due 06/19/2029 ●		100	112
JPMorgan Chase & Co.
2.840% (US0003M + 0.900%) due 04/25/2023 ~		400	404
3.166% (US0003M + 1.230%) due 10/24/2023 ~		300	305
3.387% (US0003M + 1.480%) due 03/01/2021 ~		300	304
3.797% due 07/23/2024 ●		200	211
Lazard Group LLC 4.500% due 09/19/2028		800	881
LeasePlan Corp. NV 2.875% due 10/24/2024		200	200

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Lloyds Banking Group PLC
2.858% due 03/17/2023 ●		300	304
4.050% due 08/16/2023		300	318
7.625% due 06/27/2023 ●(e)(f)	GBP	300	447
Mitsubishi UFJ Lease & Finance Co. Ltd. 3.406% due 02/28/2022		$200	204
Mizuho Financial Group, Inc. 3.922% due 09/11/2024 ●		500	526
Morgan Stanley 3.146% (US0003M + 1.180%) due 01/20/2022 ~		200	202
Nationwide Building Society
4.302% due 03/08/2029 ●		300	327
4.363% due 08/01/2024 ●		300	318
Navient Corp. 6.625% due 07/26/2021		200	212
NTT Finance Corp. 1.900% due 07/21/2021		500	499
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		100	107
Regions Bank 2.405% (US0003M + 0.500%) due 08/13/2021 ~		300	300
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023		500	524
4.519% due 06/25/2024 ●		200	212
4.800% due 04/05/2026		500	555
8.625% due 08/15/2021 ●(e)(f)		300	325
Santander UK Group Holdings PLC
3.823% due 11/03/2028 ●		950	1,002
7.375% due 06/24/2022 ●(e)(f)	GBP	200	289
SMBC Aviation Capital Finance DAC 4.125% due 07/15/2023		$700	737
Societe Generale S.A. 6.750% due 04/06/2028 ●(e)(f)		300	331
Springleaf Finance Corp.
6.125% due 03/15/2024		250	274
8.250% due 12/15/2020		100	105
UniCredit SpA 7.830% due 12/04/2023		600	700
Volkswagen Bank GmbH 0.625% due 09/08/2021	EUR	200	227
Wells Fargo & Co.
2.600% due 07/22/2020		$100	100
3.000% due 04/22/2026		300	308
3.069% due 01/24/2023		200	204
3.157% (US0003M + 1.230%) due 10/31/2023 ~		200	204
			22,847
INDUSTRIALS 7.5%
American Airlines Pass-Through Trust 3.250% due 04/15/2030		87	90
Broadcom Corp.
3.000% due 01/15/2022		300	304
3.625% due 01/15/2024		300	311
Broadcom, Inc. 3.125% due 04/15/2021		200	202
Charter Communications Operating LLC 4.464% due 07/23/2022		500	525
Conagra Brands, Inc. 2.703% (US0003M + 0.750%) due 10/22/2020 ~		300	300
Constellation Brands, Inc.
2.610% (US0003M + 0.700%) due 11/15/2021 ~		100	100
2.650% due 11/07/2022		200	203
D.R. Horton, Inc.
4.375% due 09/15/2022		100	105
4.750% due 02/15/2023		200	213
Dell International LLC 4.420% due 06/15/2021		50	51
EMC Corp. 2.650% due 06/01/2020		300	300
GATX Corp. 2.611% (US0003M + 0.720%) due 11/05/2021 ~		200	201
Hasbro, Inc. 2.600% due 11/19/2022		200	201
Hyundai Capital America 2.699% due 09/18/2020 ●		700	702
IHS Markit Ltd. 5.000% due 11/01/2022		200	213
Imperial Brands Finance PLC 3.750% due 07/21/2022		400	412
L3Harris Technologies, Inc. 2.416% (US0003M + 0.480%) due 04/30/2020 ~		100	100
Melco Resorts Finance Ltd. 5.375% due 12/04/2029		200	206
Microchip Technology, Inc. 3.922% due 06/01/2021		400	409

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Mitchells & Butlers Finance PLC 6.013% due 12/15/2030	GBP	167	251
Pacific National Finance Pty. Ltd. 4.625% due 09/23/2020		$500	508
Penske Truck Leasing Co. LP 3.375% due 02/01/2022		600	613
Petroleos Mexicanos 6.840% due 01/23/2030		200	214
Sabine Pass Liquefaction LLC 5.625% due 02/01/2021		550	565
Schaeffler Finance BV 3.250% due 05/15/2025	EUR	400	461
Seven & i Holdings Co. Ltd. 3.350% due 09/17/2021		$800	816
Southern Co. 2.950% due 07/01/2023		300	308
Teva Pharmaceutical Finance Netherlands BV 2.200% due 07/21/2021		78	76
Textron, Inc. 2.451% (US0003M + 0.550%) due 11/10/2020 ~		100	100
Toyota Tsusho Corp. 3.625% due 09/13/2023		300	313
Transocean, Inc. 7.250% due 11/01/2025		100	98
Volkswagen Group of America Finance LLC 2.675% (US0003M + 0.770%) due 11/13/2020 ~		600	603
Zoetis, Inc. 3.250% due 08/20/2021		300	306
			10,380
UTILITIES 2.4%
AT&T, Inc.
2.657% (US0003M + 0.750%) due 06/01/2021 ~		200	201
3.067% (US0003M + 1.180%) due 06/12/2024 ~		300	305
CNOOC Finance Ltd. 3.000% due 05/09/2023		300	305
Duke Energy Corp. 2.538% (US0003M + 0.650%) due 03/11/2022 ~		300	302
Duquesne Light Holdings, Inc. 6.400% due 09/15/2020		400	412
Entergy Corp. 5.125% due 09/15/2020		100	101
ONEOK, Inc. 4.550% due 07/15/2028		700	770
Petrobras Global Finance BV
5.299% due 01/27/2025		325	355
6.125% due 01/17/2022		200	214
Rio Oil Finance Trust 8.200% due 04/06/2028		250	290
			3,255
Total Corporate Bonds & Notes (Cost $34,840)			36,482
U.S. GOVERNMENT AGENCIES 40.2%
Fannie Mae
1.912% due 03/25/2034 ●		12	12
2.692% due 04/25/2032 ●		15	15
Uniform Mortgage-Backed Security
3.500% due 03/01/2048		11,594	12,038
4.000% due 04/01/2048 - 12/01/2048		3,213	3,366
Uniform Mortgage-Backed Security, TBA
2.500% due 02/01/2050		5,500	5,432
3.000% due 02/01/2050		5,600	5,672
3.500% due 01/01/2050		8,600	8,843
4.000% due 01/01/2050 - 02/01/2050		19,500	20,286
Total U.S. Government Agencies (Cost $55,000)			55,664
U.S. TREASURY OBLIGATIONS 27.4%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2021		2,389	2,384
0.375% due 07/15/2027		842	859
0.500% due 01/15/2028		2,087	2,141
0.750% due 07/15/2028		2,358	2,481
0.875% due 01/15/2029		3,058	3,248
1.375% due 02/15/2044		221	261
1.750% due 01/15/2028		737	828
2.500% due 01/15/2029		1,031	1,243
U.S. Treasury Notes
1.250% due 07/31/2023		587	579
1.250% due 08/31/2024		3,300	3,234
2.625% due 12/31/2023		3,400	3,525
2.625% due 03/31/2025		1,800	1,881
2.625% due 02/15/2029		360	381

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2019 (Unaudited)

2.750% due 04/30/2023		8,400	8,700
2.750% due 07/31/2023		1,326	1,376
2.875% due 05/15/2028 (j)		1,100	1,184
3.125% due 11/15/2028		3,300	3,627
Total U.S. Treasury Obligations (Cost $36,566)			37,932
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.7%
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ		167	162
Banc of America Funding Trust 4.800% due 06/20/2032 ~		30	31
Bear Stearns Adjustable Rate Mortgage Trust
4.043% due 03/25/2035 ~		5	5
4.253% due 02/25/2034 ~		35	36
Bear Stearns ALT-A Trust 4.276% due 05/25/2036 ^~		851	603
Countrywide Alternative Loan Trust 6.000% due 01/25/2036		546	518
Countrywide Home Loan Mortgage Pass-Through Trust 3.878% due 08/25/2034 ^~		8	8
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 3.885% due 07/25/2033 ~		11	11
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		345	305
EMF-NL Prime BV 0.382% due 04/17/2041 ●	EUR	54	58
GSR Mortgage Loan Trust
3.777% due 06/25/2034 ~		$18	18
5.750% due 01/25/2037 ^		19	17
HarborView Mortgage Loan Trust 3.910% due 06/19/2036 ^~		161	115
MASTR Adjustable Rate Mortgages Trust 4.078% due 05/25/2034 ~		78	81
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 2.600% due 08/15/2032 ●		108	107
Residential Accredit Loans, Inc. Trust 6.076% due 09/25/2037 ~		607	513
Residential Asset Securitization Trust 6.000% due 07/25/2037 ^		211	128
Structured Asset Mortgage Investments Trust 2.014% due 07/19/2035 ●		33	33
Towd Point Mortgage Funding PLC 1.820% due 10/20/2051 ●	GBP	1,333	1,777
WaMu Mortgage Pass-Through Certificates Trust
3.639% due 08/25/2042 ●		$23	22
3.699% due 03/25/2037 ^~		631	587
Total Non-Agency Mortgage-Backed Securities (Cost $5,127)			5,135
ASSET-BACKED SECURITIES 16.0%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.262% due 11/25/2035 ●		700	696
2.812% due 09/25/2034 ●		500	501
Arbour CLO DAC 0.870% due 01/15/2030 ●	EUR	1,000	1,122
Babson Euro CLO BV 0.418% due 10/25/2029 ●		500	560
Bayview Financial Acquisition Trust 6.096% due 12/28/2036 þ		$500	505
Bayview Opportunity Master Fund Trust
3.475% due 06/28/2034 þ		383	384
3.967% due 03/28/2034 þ		95	96
4.090% due 02/28/2034 þ		148	148
Bear Stearns Asset-Backed Securities Trust
2.022% due 02/25/2037 ●		565	518
2.422% due 02/25/2036 ●		655	655
Carlyle Global Market Strategies Euro CLO DAC 0.870% due 01/18/2030 ●	EUR	500	562
CIT Mortgage Loan Trust 3.292% due 10/25/2037 ●		$400	406
Countrywide Asset-Backed Certificates 1.992% due 06/25/2047 ^●		541	487
Countrywide Asset-Backed Certificates Trust 2.532% due 08/25/2047 ●		231	229
CSAB Mortgage-Backed Trust 1.862% due 11/25/2036 ●		1,048	308
Dryden Euro CLO BV 0.880% due 01/15/2030 ●	EUR	500	561
Fremont Home Loan Trust 1.932% due 01/25/2037 ●		$669	421
HSI Asset Securitization Corp. Trust 2.312% due 01/25/2036 ●		400	363
IXIS Real Estate Capital Trust 2.022% due 01/25/2037 ●		128	63

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2019 (Unaudited)

LCM LP 3.006% due 10/20/2027 ●		400	398
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		460	465
LoanCore Issuer Ltd. 2.870% due 05/15/2036 ●		1,000	1,000
Morgan Stanley ABS Capital, Inc. Trust 2.332% due 12/25/2034 ●		231	231
OZLM Ltd. 2.986% due 04/30/2027 ●		600	600
Palmer Square Loan Funding Ltd. 2.810% due 11/15/2026 ●		456	456
Residential Asset Securities Corp. Trust
1.972% due 04/25/2036 ●		18	18
2.052% due 07/25/2036 ^●		1,423	1,172
2.192% due 02/25/2036 ●		1,570	1,556
Saxon Asset Securities Trust 2.102% due 09/25/2037 ●		510	491
SG Mortgage Securities Trust 2.002% due 10/25/2036 ●		700	582
Sierra Madre Funding Ltd. 2.110% due 09/07/2039 ●		1,438	1,323
Sound Point CLO Ltd. 3.084% due 01/23/2029 ●		800	800
Soundview Home Loan Trust 1.992% due 06/25/2037 ●		730	582
Terwin Mortgage Trust 2.162% due 01/25/2037 ●		720	470
Tikehau CLO BV 0.880% due 12/07/2029 ●	EUR	400	449
Tralee CLO Ltd. 3.076% due 10/20/2028 ●		$600	597
Venture CLO Ltd.
2.992% due 04/20/2029 ●		700	699
3.103% due 10/22/2031 ●		700	701
WaMu Asset-Backed Certificates WaMu Trust 2.017% due 05/25/2037 ●		545	525
Zais CLO Ltd. 3.151% due 04/15/2028 ●		500	500
Total Asset-Backed Securities (Cost $20,921)			22,200
SOVEREIGN ISSUES 3.8%
Argentina Government International Bond 56.589% (ARLLMONP) due 06/21/2020 ~(a)	ARS	1,035	9
Peru Government International Bond
5.940% due 02/12/2029	PEN	1,800	613
6.350% due 08/12/2028		3,100	1,086
8.200% due 08/12/2026		1,000	384
Provincia de Buenos Aires 52.270% (BADLARPP + 3.750%) due 04/12/2025 ~(a)	ARS	380	3
Qatar Government International Bond 5.103% due 04/23/2048		$400	515
Saudi Government International Bond
4.500% due 04/17/2030		500	569
5.000% due 04/17/2049		500	599
South Africa Government International Bond 4.850% due 09/30/2029		400	401
Turkey Government International Bond
5.750% due 03/22/2024		200	205
6.350% due 08/10/2024		800	838
Total Sovereign Issues (Cost $4,821)			5,222
		SHARES
PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
AGFC Capital Trust 3.751% (US0003M + 1.750%) due 01/15/2067 ~		100,000	50
Banco Bilbao Vizcaya Argentaria S.A. 6.750% due 02/18/2020 ●(e)(f)		200,000	226
Nationwide Building Society 10.250% ~		250	55

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Total Preferred Securities (Cost $333)			331

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.6%
CERTIFICATES OF DEPOSIT 0.3%
Lloyds Bank Corporate Markets PLC 2.512% (US0003M + 0.500%) due 10/26/2020 ~		$400	401

REPURCHASE AGREEMENTS (g) 0.3%			362

ARGENTINA TREASURY BILLS 0.0%
279.083% due 02/26/2020 - 05/13/2020 (b)(c)	ARS	380	4
Total Short-Term Instruments (Cost $767)			767
Total Investments in Securities (Cost $159,235)			164,615

		SHARES
INVESTMENTS IN AFFILIATES 8.2%
SHORT-TERM INSTRUMENTS 8.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.2%
PIMCO Short-Term Floating NAV Portfolio III		1,150,271	11,380
Total Short-Term Instruments (Cost $11,378)			11,380
Total Investments in Affiliates (Cost $11,378)			11,380

Total Investments 127.2% (Cost $170,613)			$175,995
Financial Derivative Instruments (h)(i) (0.7)%(Cost or Premiums, net $(2,778))			(913)
Other Assets and Liabilities, net (26.5)%			(36,671)
Net Assets 100.0%			$138,411

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$362	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(373)	$362	$362
Total Repurchase Agreements						$(373)	$362	$362

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2019 was $(214) at a weighted average interest rate of 2.318%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2020	17	$3,251	$(50)	$0	$(21)
U.S. Treasury 10-Year Note March Futures	03/2020	25	3,211	(36)	0	(3)
U.S. Treasury 10-Year Ultra March Futures	03/2020	9	1,266	(8)	0	(2)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2020	9	1,635	(46)	0	(10)
				$(140)	$0	$(36)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-BTP Italy Government Bond March Futures	03/2020	72	$(11,505)	$(55)	$33	$0
U.S. Treasury 5-Year Note March Futures	03/2020	49	(5,812)	12	1	0
U.S. Treasury 30-Year Bond March Futures	03/2020	15	(2,339)	54	5	0
				$11	$39	$0
Total Futures Contracts				$(129)	$39	$(36)

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2019 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2024	0.600%		$200	$(1)	$5	$4	$0	$0
British Telecomminications	1.000	Quarterly	12/20/2024	0.686	EUR	300	1	4	5	0	0
							$0	$9	$9	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
iTraxx Europe Main 32 5-Year Index	(1.000)%	Quarterly	12/20/2024	EUR	700	$(18)	$(4)	$(22)	$0	$0
iTraxx Europe Senior 27 5-Year Index	(1.000)	Quarterly	06/20/2022		900	(27)	6	(21)	0	0
						$(45)	$2	$(43)	$0	$0

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.600%	Semi-Annual	09/26/2023		$4,400	$(47)	$218	$171	$0	$(4)
Pay	3-Month USD-LIBOR	2.700	Semi-Annual	12/14/2023		9,100	(96)	445	349	0	(7)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		2,400	109	(100)	9	5	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/19/2028		200	(3)	(7)	(10)	0	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		3,400	199	(305)	(106)	8	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029		5,000	(57)	15	(42)	16	0
Receive(6)	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030		1,200	(14)	32	18	4	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030		600	(11)	6	(5)	2	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030		300	0	(2)	(2)	1	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	06/19/2033		3,500	(122)	(195)	(317)	17	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047		80	15	(9)	6	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049		500	(1)	(15)	(16)	6	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		200	(2)	7	5	2	0
Receive(6)	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050		400	0	45	45	4	0
Receive(6)	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		1,000	(6)	90	84	11	0
Receive(6)	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		500	(2)	58	56	5	0
Receive(6)	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		4,100	(6)	231	225	45	0
Receive(6)	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		1,900	(6)	(53)	(59)	22	0
Receive(6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2025	GBP	9,800	11	77	88	14	0
Receive(6)	6-Month GBP-LIBOR	1.000	Semi-Annual	06/17/2025		600	(5)	1	(4)	1	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	180,000	(9)	(19)	(28)	0	(1)
Pay	6-Month JPY-LIBOR	0.015	Semi-Annual	09/17/2029		52,000	0	(6)	(6)	0	0
Pay	6-Month JPY-LIBOR	0.085	Semi-Annual	09/27/2029		62,000	0	(11)	(11)	1	0
Pay	28-Day MXN-TIIE	7.350	Lunar	09/30/2027	MXN	18,000	(17)	53	36	0	(1)
Pay	UKRPI	3.579	Maturity	10/15/2033	GBP	900	0	70	70	0	(2)
							$(70)	$626	$556	$165	$(15)
Total Swap Agreements							$(115)	$637	$522	$165	$(15)

Cash of $2,814 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2019 (Unaudited)

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2020	AUD	2,564		$1,741	$0	$(59)
	01/2020	MXN	19,716		1,018	0	(22)
BPS	01/2020	EUR	141		157	0	(1)
	01/2020	GBP	478		619	0	(14)
	01/2020	JPY	3,300		30	0	0
	01/2020		$382	EUR	346	6	0
BRC	01/2020		44	MXN	858	2	0
CBK	01/2020	BRL	324		$76	0	(5)
	01/2020		$1,745	AUD	2,553	47	0
	01/2020		80	BRL	324	0	0
	01/2020		939	MXN	18,858	56	0
	02/2020	PLN	1,474		$383	0	(6)
	02/2020		$374	PLN	1,481	16	0
	03/2020		766	COP	2,614,471	26	0
DUB	03/2020	TWD	28,849		$955	0	(15)
FBF	03/2020		$85	INR	6,118	1	0
GLM	01/2020	DKK	95		$14	0	0
	01/2020	JPY	1,500		14	0	0
	01/2020	MXN	729		37	0	(1)
	01/2021		$69	BRL	300	4	0
HUS	01/2020		180	EUR	162	2	0
	03/2020	SGD	1,306		$957	0	(15)
	01/2021	BRL	300		46	0	(27)
MYI	01/2020	EUR	10,207		11,286	0	(168)
	01/2020	GBP	100		129	0	(3)
SSB	01/2020	BRL	5,669		1,397	0	(12)
	01/2020		$1,419	BRL	5,993	70	0
	02/2020		1,395		5,670	13	0
UAG	01/2020	CAD	1,102		$828	0	(21)
Total Forward Foreign Currency Contracts						$243	$(369)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(1)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Sweden Government International Bond	(0.250)%	Quarterly	09/20/2021	0.031%	$900	$17	$(21)	$0	$(4)
BPS	Sweden Government International Bond	(0.250)	Quarterly	09/20/2021	0.031	300	5	(6)	0	(1)
							$22	$(27)	$0	$(5)
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2023	0.448%	$200	$0	$4	$4	$0
BRC	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	98.993	150	12	(93)	0	(81)
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.230	200	(6)	8	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2021	0.299	200	(8)	11	3	0
CBK	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	89.488	300	32	(195)	0	(163)
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.991	300	(5)	5	0	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.727	100	0	1	1	0
FBF	AT&T, Inc.	1.000	Quarterly	06/20/2024	0.600	200	(1)	5	4	0

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2019 (Unaudited)

GST	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	98.993	150	12	(94)	0	(82)
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.991	100	(1)	1	0	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.230	200	(6)	8	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.784	100	(1)	2	1	0
	Russia Government International Bond	1.000	Quarterly	12/20/2024	0.556	500	3	8	11	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.501	700	(31)	16	0	(15)
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2024	0.883	200	(6)	7	1	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2021	0.259	100	(5)	7	2	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.784	100	(1)	2	1	0
							$(12)	$(297)	$32	$(341)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
								Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.7-1 Index	(0.090)%	Monthly	08/25/2037	$61	$32	$(30)	$2	$0
GST	ABX.HE.AAA.7-1 Index	(0.090)	Monthly	08/25/2037	185	95	(91)	4	0
MYC	ABX.HE.AAA.7-1 Index	(0.090)	Monthly	08/25/2037	308	158	(151)	7	0
						$285	$(272)	$13	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
								Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$13,810	$(2,912)	$2,258	$0	$(654)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	600	(21)	28	7	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	400	(11)	15	4	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	400	(14)	18	4	0
						$(2,958)	$2,319	$15	$(654)
Total Swap Agreements						$(2,663)	$1,723	$60	$(1,000)

(j)	Securities with an aggregate market value of $920 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$882	$0	$882
Corporate Bonds & Notes
Banking & Finance	0	22,847	0	22,847
Industrials	0	10,380	0	10,380
Utilities	0	3,255	0	3,255
U.S. Government Agencies	0	55,664	0	55,664
U.S. Treasury Obligations	0	37,932	0	37,932
Non-Agency Mortgage-Backed Securities	0	5,135	0	5,135
Asset-Backed Securities	0	22,200	0	22,200
Sovereign Issues	0	5,222	0	5,222
Preferred Securities

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2019 (Unaudited)

Banking & Finance	0	331	0	331
Short-Term Instruments
Certificates of Deposit	0	401	0	401
Repurchase Agreements	0	362	0	362
Argentina Treasury Bills	0	4	0	4
	$0	$164,615	$0	$164,615
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$11,380	$0	$0	$11,380
Total Investments	$11,380	$164,615	$0	$175,995
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	39	165	0	204
Over the counter	0	303	0	303
	$39	$468	$0	$507
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(36)	(15)	0	(51)
Over the counter	0	(1,369)	0	(1,369)
	$(36)	$(1,384)	$0	$(1,420)
Total Financial Derivative Instruments	$3	$(916)	$0	$(913)
Totals	$11,383	$163,699	$0	$175,082

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO Total Return ESG Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 145.2% ¤
CORPORATE BONDS & NOTES 59.0%
BANKING & FINANCE 38.2%
Adani Green Energy UP Ltd. 6.250% due 12/10/2024		$11,750	$12,652
AerCap Ireland Capital DAC
3.500% due 05/26/2022		3,400	3,495
4.500% due 05/15/2021		3,200	3,303
4.625% due 07/01/2022		2,500	2,641
Alexandria Real Estate Equities, Inc.
3.800% due 04/15/2026		3,600	3,848
4.000% due 01/15/2024		9,600	10,227
American Express Co. 3.700% due 08/03/2023		3,900	4,100
American Tower Corp.
3.500% due 01/31/2023		2,800	2,903
5.000% due 02/15/2024		3,000	3,304
5.900% due 11/01/2021		3,300	3,525
Asian Development Bank 1.875% due 08/10/2022		5,200	5,226
Australia & New Zealand Banking Group Ltd. 0.625% due 02/21/2023	EUR	3,200	3,656
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		$7,238	7,585
4.350% due 04/20/2028		7,000	7,599
Bank of America Corp. 3.499% due 05/17/2022 ●		10,600	10,813
Bank of America N.A. 3.335% due 01/25/2023 ●		5,600	5,757
Bank of Nova Scotia 2.375% due 01/18/2023		6,300	6,394
Barclays Bank PLC 7.625% due 11/21/2022 (g)		3,300	3,711
Barclays PLC
0.625% due 11/14/2023 ●	EUR	8,000	9,064
3.250% due 02/12/2027	GBP	2,100	2,969
3.340% (US0003M + 1.430%) due 02/15/2023 ~		$1,400	1,412
3.684% due 01/10/2023		1,800	1,846
4.610% due 02/15/2023 ●		800	836
7.875% due 09/15/2022 ●(f)(g)	GBP	2,200	3,240
BBVA USA
2.618% (US0003M + 0.730%) due 06/11/2021 ~		$3,200	3,208
3.500% due 06/11/2021		3,200	3,256
BNP Paribas S.A.
2.950% due 05/23/2022		2,900	2,953
3.500% due 03/01/2023		800	828
Boston Properties LP 3.400% due 06/21/2029		9,400	9,820
Cantor Fitzgerald LP 6.500% due 06/17/2022		2,800	3,029
Capital One Financial Corp. 4.250% due 04/30/2025		2,600	2,830
Citigroup, Inc.
2.900% due 12/08/2021		2,600	2,643
3.142% due 01/24/2023 ●		2,500	2,552
Cooperatieve Rabobank UA
3.875% due 09/26/2023		3,400	3,595
6.875% due 03/19/2020 (g)	EUR	1,350	1,537
CPI Property Group S.A. 1.625% due 04/23/2027		3,900	4,313
Credit Agricole S.A.
2.956% (US0003M + 1.020%) due 04/24/2023 ~		$4,600	4,651
3.750% due 04/24/2023		10,300	10,774
Credit Suisse Group AG 3.574% due 01/09/2023		2,900	2,979
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		2,700	2,811
4.293% (US0003M + 2.290%) due 04/16/2021 ~		3,200	3,281
Crown Castle International Corp. 5.250% due 01/15/2023		2,600	2,825
ERP Operating LP 4.150% due 12/01/2028		4,400	4,939
European Bank for Reconstruction & Development 1.625% due 09/27/2024		13,300	13,201

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2019 (Unaudited)

European Investment Bank
1.625% due 10/09/2029		13,150	12,692
2.375% due 05/24/2027		10,000	10,317
2.875% due 06/13/2025		10,500	11,093
3.300% due 02/03/2028	AUD	3,400	2,668
Goldman Sachs Group, Inc.
2.707% (US0003M + 0.780%) due 10/31/2022 ~		$3,300	3,324
5.250% due 07/27/2021		5,300	5,562
HAT Holdings LLC 5.250% due 07/15/2024		4,500	4,740
Host Hotels & Resorts LP
3.375% due 12/15/2029		6,100	6,162
3.875% due 04/01/2024		700	736
4.000% due 06/15/2025		1,350	1,445
HSBC Holdings PLC 3.033% due 11/22/2023 ●		10,000	10,233
ING Bank NV 0.750% due 11/24/2020	EUR	300	340
ING Groep NV 4.625% due 01/06/2026		$5,300	5,894
International Bank for Reconstruction & Development
1.750% due 11/22/2021		21,400	21,359
2.250% due 01/17/2023	CAD	12,600	9,818
JPMorgan Chase & Co.
2.840% (US0003M + 0.900%) due 04/25/2023 ~		$2,300	2,321
3.625% due 05/13/2024		2,700	2,862
3.797% due 07/23/2024 ●		2,800	2,951
KEB Hana Bank 3.375% due 01/30/2022		10,100	10,335
Kilroy Realty LP
3.450% due 12/15/2024		2,200	2,290
4.375% due 10/01/2025		2,600	2,828
4.750% due 12/15/2028		6,600	7,486
Kreditanstalt fuer Wiederaufbau 2.000% due 09/29/2022		23,500	23,702
Lloyds Banking Group PLC
4.375% due 03/22/2028		7,200	7,937
7.625% due 06/27/2023 ●(f)(g)	GBP	2,200	3,276
Low Income Investment Fund
3.386% due 07/01/2026		$1,700	1,716
3.711% due 07/01/2029		4,300	4,407
Marsh & McLennan Cos., Inc. 3.161% (US0003M + 1.200%) due 12/29/2021 ~		3,300	3,303
MGIC Investment Corp. 5.750% due 08/15/2023		2,400	2,659
Mitsubishi UFJ Financial Group, Inc. 2.527% due 09/13/2023		11,600	11,727
Mizuho Financial Group, Inc.
0.956% due 10/16/2024	EUR	2,200	2,544
2.295% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	5,000	3,537
3.922% due 09/11/2024 ●		$2,900	3,048
National Australia Bank Ltd.
3.250% due 03/24/2022	AUD	780	569
3.625% due 06/20/2023		$8,300	8,723
4.000% due 12/16/2021	AUD	1,172	864
Nederlandse Waterschapsbank NV 2.375% due 03/24/2026		$11,000	11,271
NTT Finance Corp. 1.900% due 07/21/2021		4,200	4,190
ORIX Corp. 4.050% due 01/16/2024		4,500	4,790
PNC Financial Services Group, Inc.
2.200% due 11/01/2024		5,400	5,419
3.450% due 04/23/2029		5,000	5,334
Prologis International Funding S.A. 1.750% due 03/15/2028	EUR	4,800	5,744
Reliance Standard Life Global Funding 3.850% due 09/19/2023		$2,800	2,936
Royal Bank of Scotland Group PLC 0.750% due 11/15/2025 ●	EUR	6,679	7,495
SBA Communications Corp. 4.875% due 09/01/2024		$2,600	2,705
Senior Housing Properties Trust 4.750% due 02/15/2028		3,000	3,028
Shinhan Bank Co. Ltd. 4.000% due 04/23/2029 (g)		6,000	6,320
Shinhan Financial Group Co. Ltd. 3.340% due 02/05/2030 ●(g)		6,400	6,490
Skandinaviska Enskilda Banken AB 3.250% due 05/17/2021		1,300	1,322
SL Green Operating Partnership LP 2.884% (US0003M + 0.980%) due 08/16/2021 ~		3,300	3,301
Stadshypotek AB 2.500% due 04/05/2022		300	304
Sumitomo Mitsui Financial Group, Inc.
0.934% due 10/11/2024	EUR	10,000	11,528

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2019 (Unaudited)

2.743% (US0003M + 0.740%) due 10/18/2022 ~		$550	552
3.106% (US0003M + 1.140%) due 10/19/2021 ~		300	304
3.565% (US0003M + 1.680%) due 03/09/2021 ~		600	610
U.S. Bank N.A. 3.400% due 07/24/2023		5,600	5,850
UBS Group AG 3.000% due 04/15/2021		4,000	4,054
UDR, Inc.
3.100% due 11/01/2034		8,600	8,589
3.500% due 01/15/2028		1,800	1,891
UniCredit SpA 7.830% due 12/04/2023		4,800	5,601
Voya Financial, Inc. 3.650% due 06/15/2026		2,900	3,063
Welltower, Inc. 2.700% due 02/15/2027		12,100	12,149
Westpac Banking Corp. 3.100% due 06/03/2021	AUD	10,300	7,407
			553,846
INDUSTRIALS 9.3%
Apple, Inc.
0.000% due 11/15/2025 (d)	EUR	10,000	11,168
3.000% due 06/20/2027		$2,200	2,306
Autodesk, Inc. 3.600% due 12/15/2022		2,000	2,069
CA, Inc. 3.600% due 08/15/2022		4,800	4,910
Campbell Soup Co.
2.500% due 08/02/2022		2,300	2,328
2.524% (US0003M + 0.630%) due 03/15/2021 ~		1,800	1,804
3.300% due 03/15/2021		3,300	3,349
Coca-Cola European Partners PLC 4.500% due 09/01/2021		2,800	2,883
Conagra Brands, Inc.
3.800% due 10/22/2021		800	826
4.300% due 05/01/2024		4,500	4,846
CRH America Finance, Inc.
3.400% due 05/09/2027		4,600	4,781
3.950% due 04/04/2028		2,500	2,698
Danone S.A.
2.077% due 11/02/2021		4,000	4,004
2.589% due 11/02/2023		3,895	3,956
3.000% due 06/15/2022		5,300	5,418
Dell International LLC
4.420% due 06/15/2021		4,100	4,219
5.450% due 06/15/2023		1,000	1,085
Ecolab, Inc. 4.350% due 12/08/2021		228	239
ERAC USA Finance LLC
2.600% due 12/01/2021		1,500	1,512
2.700% due 11/01/2023		3,000	3,036
General Mills, Inc. 3.012% (US0003M + 1.010%) due 10/17/2023 ~		600	610
Heathrow Funding Ltd. 4.875% due 07/15/2023		3,505	3,651
International Flavors & Fragrances, Inc.
3.200% due 05/01/2023		1,100	1,114
3.400% due 09/25/2020		5,800	5,850
4.375% due 06/01/2047		1,000	1,041
Komatsu Finance America, Inc.
2.118% due 09/11/2020		3,100	3,095
2.437% due 09/11/2022		2,800	2,812
Latam Airlines Pass-Through Trust 4.200% due 08/15/2029		1,483	1,532
Local Initiatives Support Corp. 3.782% due 03/01/2027		5,000	5,174
McCormick & Co., Inc.
2.700% due 08/15/2022		3,600	3,657
3.900% due 07/15/2021		1,300	1,331
Microsoft Corp. 2.700% due 02/12/2025		5,600	5,788
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021		5,300	5,300
Mondelez International, Inc. 3.625% due 05/07/2023		2,600	2,726
Norfolk Southern Corp. 3.250% due 12/01/2021		700	715
Owens Corning 3.400% due 08/15/2026		2,900	2,948
Ryder System, Inc.
2.500% due 09/01/2022		2,800	2,814
2.875% due 06/01/2022		6,200	6,294
3.450% due 11/15/2021		1,599	1,635

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2019 (Unaudited)

salesforce.com, Inc. 3.250% due 04/11/2023		2,400	2,496
Sky Ltd. 3.125% due 11/26/2022		1,500	1,542
Xylem, Inc. 3.250% due 11/01/2026		2,400	2,484
Zoetis, Inc. 3.250% due 02/01/2023		2,800	2,883
			134,929
UTILITIES 11.5%
Adani Renewable Energy RJ Ltd. 4.625% due 10/15/2039		6,700	6,806
American Water Capital Corp. 3.450% due 06/01/2029		9,000	9,515
Anglian Water Services Financing PLC 1.625% due 08/10/2025	GBP	1,500	2,001
Avangrid, Inc. 3.150% due 12/01/2024		$12,130	12,520
Baltimore Gas & Electric Co. 3.350% due 07/01/2023		4,500	4,667
Boston Gas Co. 3.150% due 08/01/2027		2,900	3,004
British Telecommunications PLC 4.500% due 12/04/2023		3,300	3,552
British Transco International Finance BV 0.000% due 11/04/2021		1,800	1,730
Clearway Energy Operating LLC 4.750% due 03/15/2028		900	914
DTE Electric Co. 4.050% due 05/15/2048		4,200	4,867
Duke Energy Carolinas LLC 3.950% due 11/15/2028		3,000	3,343
Duke Energy Florida LLC 2.500% due 12/01/2029		9,900	9,899
Electricite de France S.A. 3.625% due 10/13/2025 (j)		3,600	3,820
Enel Finance International NV 2.650% due 09/10/2024		10,800	10,838
Greenko Solar Mauritius Ltd.
5.550% due 01/29/2025		3,800	3,871
5.950% due 07/29/2026		10,400	10,512
Hanwha Energy USA Holdings Corp. 2.375% due 07/30/2022		6,400	6,430
Interstate Power & Light Co. 3.600% due 04/01/2029		6,000	6,387
MidAmerican Energy Co. 3.650% due 04/15/2029		6,000	6,558
NextEra Energy Capital Holdings, Inc.
1.950% due 09/01/2022		6,700	6,722
2.200% due 12/02/2026	AUD	10,300	7,119
2.403% due 09/01/2021		$5,025	5,062
Niagara Mohawk Power Corp. 4.278% due 12/15/2028		3,300	3,680
NSTAR Electric Co. 3.250% due 05/15/2029		7,800	8,232
Sempra Energy 2.344% (US0003M + 0.450%) due 03/15/2021 ~		4,300	4,302
Southern California Edison Co. 3.700% due 08/01/2025		4,800	5,086
Telstra Corp. Ltd. 4.800% due 10/12/2021		3,200	3,352
Verizon Communications, Inc. 3.875% due 02/08/2029		8,000	8,829
Vodafone Group PLC 3.750% due 01/16/2024		3,000	3,173
			166,791
Total Corporate Bonds & Notes (Cost $828,546)			855,566
MUNICIPAL BONDS & NOTES 1.7%
CALIFORNIA 1.7%
California Health Facilities Financing Authority Revenue Bonds, Series 2019 2.704% due 06/01/2030		4,000	3,977
California Health Facilities Financing Authority Revenue Notes, Series 2019
2.211% due 06/01/2025		3,000	2,995
2.534% due 06/01/2028		4,000	3,989
2.584% due 06/01/2029		4,450	4,418
San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2020
1.864% due 11/01/2021 (b)		1,250	1,253
2.082% due 11/01/2024 (b)		520	521
2.371% due 11/01/2026 (b)		1,000	996
2.483% due 11/01/2027 (b)		850	851

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2019 (Unaudited)

2.533% due 11/01/2028 (b)	1,000	993
2.593% due 11/01/2029 (b)	1,200	1,190
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	2,000	2,472
		23,655
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	323	366
Total Municipal Bonds & Notes (Cost $23,702)		24,021
U.S. GOVERNMENT AGENCIES 52.9%
Fannie Mae
1.711% due 07/25/2037 ●	258	253
2.042% due 05/25/2037 ●	9	9
2.091% due 06/25/2055 ●	1,739	1,730
2.152% due 03/25/2037 ●	17	17
2.231% due 09/25/2046 ●	915	916
2.242% due 06/25/2049 ●	3,331	3,331
2.310% due 08/01/2022	199	201
2.870% due 09/01/2027	3,400	3,521
2.937% due 04/25/2029	12,500	12,949
2.959% due 09/25/2027 ~	10,000	10,429
3.000% due 05/01/2028 (j)	4,958	5,083
3.160% due 06/01/2029	11,900	12,558
3.320% due 05/01/2028	15,500	16,459
3.527% due 07/01/2044 ●	65	65
3.634% due 08/01/2035 ●	462	476
3.690% due 09/01/2028	7,800	8,471
3.839% due 09/01/2034 ●	51	53
3.917% due 09/01/2035 ●	25	26
3.922% due 08/01/2035 ●	148	154
4.010% due 12/01/2028	9,040	10,026
4.144% due 09/01/2037 ●	17	18
4.216% due 01/01/2035 ●	56	58
4.234% due 05/25/2035 ~	44	46
4.445% due 07/01/2035 ●	371	390
4.497% due 04/01/2038 ●	60	63
4.539% due 07/01/2034 ●	5	5
4.652% due 04/01/2038 ●	24	25
4.769% due 04/01/2038 ●	14	14
4.874% due 03/01/2033 ●	4	4
6.000% due 08/01/2032	6	7
6.500% due 06/25/2044	41	46
7.500% due 02/01/2027	50	53
Freddie Mac
1.144% due 08/25/2029 ~(a)	25,500	2,019
2.181% due 12/15/2042 ●	7,256	7,212
2.450% due 10/15/2037 ●	11	12
2.700% due 08/01/2023 (j)	28,600	28,645
2.875% due 04/25/2026	9,500	9,776
2.939% due 04/25/2029	9,500	9,874
3.500% due 10/01/2025 - 11/01/2025	50	51
3.500% due 12/01/2047 - 05/01/2048 (j)	59,275	62,002
4.000% due 08/01/2030 - 06/01/2048	2,055	2,149
4.000% due 11/01/2048 (j)	7,493	7,797
4.025% due 08/15/2032 ~	13	13
4.086% due 12/01/2022 ●	6	6
4.500% due 02/01/2029 - 01/01/2036	653	697
4.830% due 07/01/2030 ●	2	3
4.831% due 04/01/2038 ●	43	45
4.882% due 04/01/2033 ●	1	1
5.000% due 10/01/2039	23	25
5.500% due 04/01/2021 - 01/01/2039	484	543
6.000% due 09/01/2027 - 05/01/2040	1,891	2,166
6.500% due 05/15/2032	2,091	2,374
7.000% due 02/15/2027 - 07/01/2029	208	231
7.500% due 09/01/2025	3	4
Ginnie Mae
2.009% due 10/20/2043 ●	3,212	3,200
2.059% due 05/20/2047 ●	1,162	1,165
2.144% due 06/20/2061 ●	13	13
2.354% due 05/20/2066 ●	1,091	1,092
2.374% due 05/20/2065 ●	1,106	1,105
2.494% due 02/20/2066 ●	1,249	1,252
2.574% due 09/20/2066 ●	5,269	5,304
2.675% due 11/20/2067 ●	2,468	2,495
3.250% (H15T1Y + 1.500%) due 09/20/2023 - 08/20/2025 ~	30	31
3.250% due 07/20/2027 - 08/20/2027 ●	11	12
3.487% due 06/20/2067 ●	7,283	7,387
3.500% due 08/15/2045 - 08/20/2049 (j)	20,836	21,920
3.500% due 07/20/2047 - 07/20/2049	14,597	15,219
3.629% due 04/20/2067 ●	2,256	2,285
3.875% (H15T1Y + 1.500%) due 06/20/2022 ~	18	18

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2019 (Unaudited)

4.000% (H15T1Y + 1.500%) due 01/20/2024 - 01/20/2026 ~		49	50
4.000% due 02/20/2032 ●		190	197
4.000% due 09/20/2040 - 07/20/2048		26,814	28,785
4.000% due 03/20/2048 - 07/20/2048 (j)		24,612	26,045
4.125% (H15T1Y + 1.500%) due 10/20/2024 - 10/20/2025 ~		48	48
4.125% due 12/20/2026 ●		2	2
5.000% due 03/15/2033 - 05/15/2042		570	633
6.000% due 04/15/2037		35	39
7.000% due 08/15/2031 - 02/20/2032		6	7
Ginnie Mae, TBA
3.000% due 02/01/2050		10,800	11,077
3.500% due 02/01/2050		7,400	7,629
4.000% due 01/01/2050 - 02/01/2050		65,900	68,256
4.500% due 02/01/2050		57,100	59,815
5.000% due 01/01/2050		43,800	46,215
Small Business Administration
5.130% due 09/01/2023		36	37
5.520% due 06/01/2024		183	193
Uniform Mortgage-Backed Security
3.000% due 04/01/2034 - 08/01/2046 (j)		32,529	33,362
3.000% due 10/01/2049		19,808	20,116
3.500% due 10/01/2025 - 03/01/2047		2,191	2,311
4.000% due 10/01/2024 - 03/01/2049		43,627	45,500
4.000% due 08/01/2047 - 06/01/2049 (j)		63,867	66,733
4.500% due 03/01/2023 - 10/01/2042		1,519	1,645
5.000% due 02/01/2038 - 02/01/2041		249	276
5.500% due 06/01/2022 - 02/01/2049		9,989	11,110
5.500% due 04/01/2034 (j)		4,530	5,054
6.000% due 01/01/2024 - 09/01/2039		1,718	1,942
6.500% due 01/01/2026 - 01/01/2029		4	4
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2050		38,200	38,695
4.000% due 01/01/2035		500	522
5.500% due 01/01/2050		2,000	2,154
6.000% due 01/01/2050		3,000	3,307
Total U.S. Government Agencies (Cost $757,448)			767,358
U.S. TREASURY OBLIGATIONS 14.3%
U.S. Treasury Bonds
2.500% due 02/15/2045 (j)(n)		1,900	1,937
2.750% due 11/15/2042 (j)		1,600	1,706
2.875% due 05/15/2043 (j)		3,900	4,246
3.000% due 05/15/2042 (j)(n)		700	778
3.000% due 05/15/2045 (j)		20,900	23,313
3.125% due 02/15/2043 (j)		12,100	13,712
3.625% due 08/15/2043 (j)(n)		4,600	5,636
3.750% due 11/15/2043 (j)		7,600	9,496
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021 (j)(l)		20,413	20,372
0.375% due 07/15/2025 (j)		8,030	8,196
0.625% due 04/15/2023 (j)		13,261	13,468
0.625% due 01/15/2026 (j)(l)(n)		10,831	11,165
0.750% due 07/15/2028 (j)(l)		32,910	34,632
0.750% due 02/15/2045 (n)		656	680
0.875% due 01/15/2029 (j)		28,333	30,097
0.875% due 02/15/2047 (n)		1,919	2,058
1.000% due 02/15/2046 (j)		6,734	7,412
1.000% due 02/15/2048		5,322	5,895
1.000% due 02/15/2049		2,352	2,616
1.375% due 02/15/2044 (j)		2,650	3,128
U.S. Treasury Notes
1.750% due 06/30/2024 (j)		3,200	3,208
1.875% due 07/31/2022 (j)(n)		2,631	2,649
2.000% due 10/31/2021 (l)		864	870
Total U.S. Treasury Obligations (Cost $203,930)			207,270
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.8%
American Home Mortgage Assets Trust 6.250% due 11/25/2046 þ		1,486	1,336
Banc of America Mortgage Trust 6.000% due 05/25/2037		2,028	1,840
BCAP LLC Trust
2.158% due 01/26/2036 ●		438	437
4.847% due 03/26/2037 þ		221	222
Bear Stearns Structured Products, Inc. Trust 3.649% due 12/26/2046 ^~		530	458
Credit Suisse Mortgage Capital Mortgage-Backed Trust 2.392% due 04/25/2037 ●		3,202	1,529
DC Office Trust 2.965% due 09/15/2045		13,400	13,619
FirstMac Mortgage Funding Trust 2.135% due 03/08/2049 ●	AUD	3,300	2,323
GMAC Mortgage Corp. Loan Trust 4.750% due 01/25/2049		$25	25

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2019 (Unaudited)

GS Mortgage Securities Corp. Trust 2.856% due 05/10/2034		5,300	5,286
GSMPS Mortgage Loan Trust 2.192% due 04/25/2036 ●		1,724	1,478
GSR Mortgage Loan Trust 3.860% due 03/25/2047 ^~		1,699	1,503
HSI Asset Loan Obligation Trust 3.421% due 09/25/2037 ^~		501	415
IndyMac Adjustable Rate Mortgage Trust 3.642% due 01/25/2032 ~		2	2
IndyMac Mortgage Loan Trust 3.635% due 01/25/2036 ^~		756	704
JPMorgan Mortgage Trust 6.500% due 07/25/2036 ^		2,562	1,800
Lehman Mortgage Trust 6.000% due 09/25/2037 ^		1,329	1,361
MASTR Alternative Loan Trust 5.000% due 11/25/2033		6	6
Morgan Stanley Bank of America Merrill Lynch Trust 3.150% due 03/15/2048		5,000	5,117
MortgageIT Mortgage Loan Trust 2.022% due 04/25/2036 ●		1,422	1,379
Residential Accredit Loans, Inc. Trust 1.982% due 07/25/2036 ●		1,650	1,552
Structured Asset Mortgage Investments Trust 2.052% due 03/25/2037 ●		1,088	729
Thornburg Mortgage Securities Trust 4.130% due 10/25/2046 ●		1,091	1,099
Towd Point Mortgage Funding 0.000% due 07/20/2045 ●	GBP	11,600	15,365
Towd Point Mortgage Funding PLC 1.820% due 10/20/2051 ●		6,222	8,290
WaMu Mortgage Pass-Through Certificates Trust
3.522% due 12/25/2036 ^~		$944	911
4.212% due 03/25/2037 ~		1,096	1,104
Total Non-Agency Mortgage-Backed Securities (Cost $70,134)			69,890
ASSET-BACKED SECURITIES 2.8%
Ares CLO Ltd. 3.192% due 04/17/2026 ●		714	715
Bear Stearns Asset-Backed Securities Trust
1.952% due 08/25/2036 ●		468	577
2.767% due 05/25/2035 ●		3,166	3,171
Chesapeake Funding LLC 2.110% due 08/15/2030 ●		2,391	2,390
Countrywide Asset-Backed Certificates 2.022% due 05/25/2037 ●		2,300	2,184
GSAMP Trust 1.862% due 12/25/2036 ●		317	183
HSI Asset Loan Obligation Trust 1.852% due 12/25/2036 ●		246	109
JPMorgan Mortgage Acquisition Corp. 2.202% due 10/25/2035 ^●		3,300	3,231
LCM LP 3.006% due 10/20/2027 ●		3,400	3,384
Lehman XS Trust 5.240% due 01/25/2036 ^þ		4,274	4,277
Morgan Stanley ABS Capital, Inc. Trust
1.942% due 06/25/2036 ●		831	719
3.042% due 07/25/2037 ●		400	385
Morgan Stanley IXIS Real Estate Capital Trust 1.942% due 11/25/2036 ●		9,565	4,723
Morgan Stanley Mortgage Loan Trust 2.152% due 04/25/2037 ●		349	162
Navient Student Loan Trust 2.092% due 07/26/2066 ●		133	133
New Century Home Equity Loan Trust 4.792% (US0001M + 3.000%) due 01/25/2033 ^~		1,127	1,023
Octagon Investment Partners Ltd. 3.101% due 04/15/2026 ●		667	668
Option One Mortgage Loan Trust 2.012% due 02/25/2037 ●		4,485	2,967
Palmer Square Loan Funding Ltd. 2.651% due 07/15/2026 ●		1,742	1,740
Renaissance Home Equity Loan Trust 5.285% due 01/25/2037 þ		3,386	1,730
SLM Student Loan Trust
2.060% due 01/25/2027 ●		1,314	1,304
2.490% due 04/27/2026 ●		543	543
Structured Asset Securities Corp. Mortgage Loan Trust 3.142% due 12/25/2034 ●		371	374
Utah State Board of Regents 2.542% due 01/25/2057 ●		1,637	1,626
Venture CLO Ltd. 2.714% due 02/28/2026 ●		2,331	2,327

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2019 (Unaudited)

Wells Fargo Home Equity Asset-Backed Securities Trust 2.677% due 11/25/2035 ●		390	390
Total Asset-Backed Securities (Cost $38,808)			41,035
SOVEREIGN ISSUES 6.8%
Export Development Canada 1.800% due 09/01/2022	CAD	10,600	8,158
Hong Kong Government International Bond 2.500% due 05/28/2024		$9,300	9,484
Japan Finance Organization for Municipalities 3.375% due 09/27/2023		1,200	1,259
Japan International Cooperation Agency 2.750% due 04/27/2027		4,500	4,656
Korea International Bond 2.000% due 06/19/2024		9,400	9,393
Province of Ontario 2.650% due 02/05/2025	CAD	24,325	19,262
Province of Quebec
2.450% due 03/01/2023		5,000	3,916
2.600% due 07/06/2025		19,600	15,524
Queensland Treasury Corp. 3.000% due 03/22/2024	AUD	5,200	3,909
Spain Government International Bond
0.600% due 10/31/2029	EUR	8,300	9,436
1.400% due 07/30/2028		5,800	7,081
1.450% due 04/30/2029		3,500	4,292
1.850% due 07/30/2035		2,200	2,824
Total Sovereign Issues (Cost $98,708)			99,194
		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. 5.250% due 03/06/2032 «(c)		260,000	0
Total Convertible Preferred Securities (Cost $0)			0
PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.6%
Farm Credit Bank of Texas 10.000% due 06/15/2020 (f)(h)		2,000	2,068
Sovereign Real Estate Investment Trust 12.000% due 05/16/2020 (f)		6,000	6,316
			8,384
INDUSTRIALS 0.0%
Centaur Funding Corp. 9.080% due 04/21/2020		125	127
Total Preferred Securities (Cost $10,093)			8,511
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.3%
CERTIFICATES OF DEPOSIT 0.2%
Lloyds Bank Corporate Markets PLC 2.512% (US0003M + 0.500%) due 10/26/2020 ~		$3,000	3,006
REPURCHASE AGREEMENTS (i) 2.1%			31,097
Total Short-Term Instruments (Cost $34,097)			34,103
Total Investments in Securities (Cost $2,065,466)			2,106,948
Total Investments 145.2% (Cost $2,065,466)			$2,106,948
Financial Derivative Instruments (k)(m) (0.4)%(Cost or Premiums, net $(2,423))			(5,653)
Other Assets and Liabilities, net (44.8)%			(649,962)
Net Assets 100.0%			$1,451,333

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	When-issued security.
(c)	Security did not produce income within the last twelve months.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Farm Credit Bank of Texas	10.000%	06/15/2020	09/30/2010	$2,060	$2,068	0.14%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$2,297	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(2,344)	$2,297	$2,297
NOM	1.650	12/31/2019	01/02/2020	28,800	U.S. Treasury Bonds 3.125% due 02/15/2043	(29,196)	28,800	28,803
Total Repurchase Agreements						$(31,540)	$31,097	$31,100

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BSN	1.790%	11/01/2019	01/10/2020	$(19,728)	$(19,788)
	1.790	11/04/2019	01/13/2020	(25,397)	(25,471)
CIB	1.880	11/06/2019	01/06/2020	(50,923)	(51,074)
	1.880	11/26/2019	01/06/2020	(2,057)	(2,061)
	1.890	11/12/2019	01/13/2020	(6,565)	(6,583)
	1.940	11/13/2019	01/13/2020	(214,420)	(214,998)
	2.000	12/06/2019	01/06/2020	(36,661)	(36,717)
DEU	1.920	12/04/2019	01/16/2020	(6,510)	(6,520)
NOM	1.750	11/01/2019	TBD(3)	(2,951)	(2,960)
RCY	1.895	11/12/2019	02/26/2020	(3,220)	(3,229)
	1.910	11/07/2019	01/16/2020	(5,890)	(5,907)
	1.910	12/19/2019	01/16/2020	(11,916)	(11,925)
SGY	1.950	11/19/2019	01/21/2020	(35,775)	(35,860)
Total Reverse Repurchase Agreements					$(423,093)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (6.7)%
Uniform Mortgage-Backed Security, TBA	3.500%	01/01/2050	$11,100	$(11,389)	$(11,414)

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2019 (Unaudited)

Uniform Mortgage-Backed Security, TBA	4.000	02/01/2050	78,400	(81,447)	(81,564)
Uniform Mortgage-Backed Security, TBA	4.500	02/01/2050	4,700	(4,945)	(4,951)
Total Short Sales (6.7)%				$(97,781)	$(97,929)

(j)	Securities with an aggregate market value of $426,303 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(273,595) at a weighted average interest rate of 2.186%.Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	$110.000	02/21/2020	382	$382	$3	$1
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	110.750	02/21/2020	325	325	3	0
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	111.000	02/21/2020	484	484	4	1
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	137.500	02/21/2020	10	10	0	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	138.000	02/21/2020	683	683	6	1
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	139.000	02/21/2020	71	71	1	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	143.000	02/21/2020	86	86	1	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	144.500	02/21/2020	103	103	1	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	149.000	02/21/2020	61	61	1	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	149.500	02/21/2020	49	49	0	0
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	150.000	02/21/2020	17	17	0	0
Call - CBOT U.S. Treasury 30-Year Bond March 2020 Futures	195.000	02/21/2020	26	26	0	0
Call - CBOT U.S. Treasury 30-Year Bond March 2020 Futures	197.000	02/21/2020	17	17	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond March 2020 Futures	120.000	02/21/2020	154	154	1	0
Total Purchased Options					$21	$3

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note February 2020 Futures	$130.000	01/24/2020	126	$126	$(39)	$(10)
Total Written Options					$(39)	$(10)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-BTP Italy Government Bond March Futures	03/2020	791	$122,358	$(601)	$0	$(317)
Euro-Bund 10-Year Bond March Futures	03/2020	442	84,527	(1,445)	0	(555)
Euro-Buxl 30-Year Bond March Futures	03/2020	21	4,673	(123)	0	(72)
Put Options Strike @ EUR 157.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	91	1	0	0	0
U.S. Treasury 5-Year Note March Futures	03/2020	2,445	290,000	(1,003)	0	(57)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2020	197	35,786	(1,078)	0	(228)
				$(4,250)	$0	$(1,229)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	12/2020	167	$(47,002)	$110	$2	$0
3-Month Euribor September Futures	09/2020	144	(40,533)	104	2	0
Australia Government 10-Year Bond March Futures	03/2020	60	(6,019)	109	32	0
Euro-Bobl March Futures	03/2020	43	(6,445)	18	17	0
Euro-OAT France Government 10-Year Bond March Futures	03/2020	346	(63,172)	832	407	0
Euro-Schatz March Futures	03/2020	163	(20,460)	19	10	0
U.S. Treasury 10-Year Note March Futures	03/2020	1,151	(147,814)	1,225	126	0
U.S. Treasury 30-Year Bond March Futures	03/2020	51	(7,951)	154	18	0

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2019 (Unaudited)

United Kingdom Long Gilt March Futures	03/2020	182	(31,673)	257	306	(137)
				$2,828	$920	$(137)
Total Futures Contracts				$(1,422)	$920	$(1,366)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Goldman Sachs Group, Inc.	1.000%	Quarterly	12/20/2020	0.193%		$1,600	$16	$(3)	$13	$0	$0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2021	0.229		3,500	38	3	41	0	(1)
Morgan Stanley	1.000	Quarterly	12/20/2020	0.197		100	1	0	1	0	0
Tesco PLC	1.000	Quarterly	06/20/2022	0.338	EUR	2,000	16	22	38	0	(1)
							$71	$22	$93	$0	$(2)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(6)	6-Month GBP-LIBOR	0.750%	Semi-Annual	03/18/2025	GBP	7,600	$8	$60	$68	$11	$0
Receive(6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030		6,800	71	168	239	52	0
Receive(6)	6-Month GBP-LIBOR	1.000	Semi-Annual	06/17/2030		1,400	(5)	11	6	11	0
Receive(6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050		3,800	93	387	480	81	0
Receive(6)	6-Month GBP-LIBOR	1.000	Semi-Annual	06/17/2050		4,800	88	101	189	107	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	4,540,000	(754)	40	(714)	0	(32)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		2,300,000	(379)	17	(362)	0	(8)
Pay	6-Month JPY-LIBOR	0.095	Semi-Annual	09/13/2026		770,000	0	(70)	(70)	3	0
Pay	6-Month JPY-LIBOR	0.092	Semi-Annual	09/13/2026		380,000	0	(34)	(34)	1	0
Pay	6-Month JPY-LIBOR	0.068	Semi-Annual	09/18/2026		640,000	0	(47)	(47)	2	0
Pay	6-Month JPY-LIBOR	0.062	Semi-Annual	09/18/2026		1,030,000	(1)	(71)	(72)	4	0
Pay	6-Month JPY-LIBOR	0.064	Semi-Annual	09/19/2026		385,000	0	(27)	(27)	2	0
Pay	6-Month JPY-LIBOR	0.063	Semi-Annual	09/19/2026		385,000	0	(27)	(27)	2	0
Pay	6-Month JPY-LIBOR	0.087	Semi-Annual	09/20/2026		192,000	0	(16)	(16)	1	0
Pay	6-Month JPY-LIBOR	0.097	Semi-Annual	09/24/2026		468,000	1	(44)	(43)	2	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		750,000	(118)	(12)	(130)	0	(5)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		770,000	(116)	(20)	(136)	0	(6)
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		2,000,000	430	31	461	16	0
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		390,000	(90)	(6)	(96)	0	(3)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		520,000	(137)	(23)	(160)	0	(5)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		1,592,000	(700)	(504)	(1,204)	0	(20)
Receive	6-Month JPY-LIBOR	0.800	Semi-Annual	10/22/2038		100,000	(51)	(33)	(84)	0	(1)
Receive	6-Month JPY-LIBOR	0.705	Semi-Annual	10/31/2038		290,000	(99)	(97)	(196)	0	(4)
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038		150,000	(73)	(49)	(122)	0	(2)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		497,300	(208)	(161)	(369)	0	(6)
Pay	6-Month JPY-LIBOR	0.122	Semi-Annual	08/22/2039		490,000	66	(248)	(182)	5	0
Pay	6-Month JPY-LIBOR	0.103	Semi-Annual	08/28/2039		120,000	0	(49)	(49)	1	0
Pay	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		130,000	318	(127)	191	2	0
							$(1,656)	$(850)	$(2,506)	$303	$(92)
Total Swap Agreements							$(1,585)	$(828)	$(2,413)	$303	$(94)

(l)	Securities with an aggregate market value of $7,228 and cash of $5,866 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	Future styled option.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2019 (Unaudited)

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2020	AUD	30,719		$20,857	$0	$(704)
	02/2020	EUR	58,161		64,480	0	(930)
	02/2020	GBP	37,943		48,869	0	(1,450)
	03/2020		$2,876	CNH	20,383	46	0
BPS	01/2020	AUD	10,319		$7,001	0	(242)
	02/2020	EUR	7,718		8,656	0	(24)
	02/2020		$716	EUR	643	7	0
	03/2020	THB	4,101		$136	0	(1)
CBK	02/2020	EUR	14,425		16,021	0	(202)
	03/2020		$1,679	CNH	11,916	30	0
DUB	03/2020	CNH	112,125		$15,563	0	(516)
HUS	01/2020		$14,351	GBP	11,117	377	0
	02/2020		5,262	EUR	4,711	37	0
	02/2020		49,712	JPY	5,381,000	0	(85)
	03/2020	CNH	36,140		$5,010	0	(172)
	03/2020		$3,690	CNH	26,170	63	0
RYL	03/2020	CNH	149,347		$20,707	0	(710)
UAG	01/2020	CAD	74,541		56,004	0	(1,403)
Total Forward Foreign Currency Contracts						$560	$(6,439)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	6,200	$(53)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	15,000	(134)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	6,300	(81)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	2,300	(17)	0
Total Written Options						$(285)	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

								Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	CMBX.NA.AAA.11 Index	0.500%	Monthly	11/18/2054	$63,000	$(535)	$1,005	$470	$0
Total Swap Agreements						$(535)	$1,005	$470	$0

(n)	Securities with an aggregate market value of $4,069 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2019 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$553,846	$0	$553,846
Industrials	0	134,929	0	134,929
Utilities	0	166,791	0	166,791
Municipal Bonds & Notes
California	0	23,655	0	23,655
Illinois	0	366	0	366
U.S. Government Agencies	0	767,358	0	767,358
U.S. Treasury Obligations	0	207,270	0	207,270
Non-Agency Mortgage-Backed Securities	0	69,890	0	69,890
Asset-Backed Securities	0	41,035	0	41,035
Sovereign Issues	0	99,194	0	99,194
Preferred Securities
Banking & Finance	0	8,384	0	8,384
Industrials	0	127	0	127
Short-Term Instruments
Certificates of Deposit	0	3,006	0	3,006
Repurchase Agreements	0	31,097	0	31,097

Total Investments	$0	$2,106,948	$0	$2,106,948
Short Sales, at Value - Liabilities

U.S. Government Agencies	$0	$(97,929)	$0	$(97,929)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	920	306	0	1,226
Over the counter	0	1,030	0	1,030

	$920	$1,336	$0	$2,256
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,366)	(104)	0	(1,470)
Over the counter	0	(6,439)	0	(6,439)

	$(1,366)	$(6,543)	$0	$(7,909)

Total Financial Derivative Instruments	$(446)	$(5,207)	$0	$(5,653)

Totals	$(446)	$2,003,812	$0	$2,003,366

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO Total Return Fund II	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 152.1% ¤
CORPORATE BONDS & NOTES 52.4%
BANKING & FINANCE 23.5%
AIG Global Funding
2.300% due 07/01/2022	$1,700	$1,709
3.350% due 06/25/2021	1,500	1,533
Air Lease Corp.
2.125% due 01/15/2020	300	300
3.875% due 04/01/2021	1,600	1,633
Alexandria Real Estate Equities, Inc.
3.950% due 01/15/2027	1,500	1,615
4.000% due 01/15/2024	1,500	1,598
American Tower Corp.
3.375% due 10/15/2026	1,000	1,040
3.450% due 09/15/2021	1,200	1,228
AvalonBay Communities, Inc. 3.450% due 06/01/2025	500	528
Aviation Capital Group LLC
2.875% due 01/20/2022	1,600	1,611
3.875% due 05/01/2023 (f)	3,000	3,100
7.125% due 10/15/2020	1,200	1,245
AXA Equitable Holdings, Inc. 4.350% due 04/20/2028	400	434
Bank of America Corp.
3.004% due 12/20/2023 ●	1,200	1,229
4.100% due 07/24/2023	1,500	1,601
BBVA USA 3.500% due 06/11/2021	1,500	1,526
BGC Partners, Inc. 5.125% due 05/27/2021	1,500	1,549
Boston Properties LP 2.900% due 03/15/2030	1,700	1,697
Brandywine Operating Partnership LP 3.950% due 11/15/2027	1,500	1,568
Brixmor Operating Partnership LP 4.125% due 05/15/2029	1,300	1,396
Capital One Financial Corp. 3.450% due 04/30/2021	1,500	1,527
Citibank N.A.
2.499% (US0003M + 0.600%) due 05/20/2022 ~	1,200	1,205
2.844% due 05/20/2022 ●	2,000	2,024
Citigroup, Inc.
2.900% (US0003M + 0.960%) due 04/25/2022 ~	1,800	1,824
3.200% due 10/21/2026	1,600	1,660
CNH Industrial Capital LLC
3.875% due 10/15/2021	1,000	1,029
4.875% due 04/01/2021	1,092	1,131
Crown Castle International Corp.
3.400% due 02/15/2021	1,400	1,419
5.250% due 01/15/2023	1,792	1,947
Digital Realty Trust LP 4.450% due 07/15/2028	1,900	2,103
Discover Bank 4.200% due 08/08/2023	1,500	1,595
Duke Realty LP 3.250% due 06/30/2026	1,900	1,968
EPR Properties
3.750% due 08/15/2029	1,600	1,622
4.500% due 04/01/2025	1,500	1,593
Federal Realty Investment Trust 3.200% due 06/15/2029	1,400	1,451
Ford Motor Credit Co. LLC
3.157% due 08/04/2020	1,200	1,205
3.336% due 03/18/2021	1,500	1,511
3.550% due 10/07/2022	1,500	1,522
General Motors Financial Co., Inc.
2.450% due 11/06/2020	1,500	1,504
3.200% due 07/13/2020	2,200	2,210
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 ●	1,300	1,318
3.200% due 02/23/2023	900	925
3.750% due 05/22/2025	1,100	1,167
Harley-Davidson Financial Services, Inc. 3.550% due 05/21/2021	1,600	1,630

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2019 (Unaudited)

International Lease Finance Corp.
5.875% due 08/15/2022	900	980
8.250% due 12/15/2020	1,200	1,269
Jackson National Life Global Funding 2.375% due 09/15/2022	1,400	1,413
JPMorgan Chase & Co.
3.125% due 01/23/2025	1,600	1,670
3.514% due 06/18/2022 ●	1,000	1,022
3.797% due 07/23/2024 ●	1,500	1,581
Kilroy Realty LP 4.375% due 10/01/2025	1,500	1,632
Kimco Realty Corp. 2.700% due 03/01/2024	1,800	1,821
MassMutual Global Funding 2.250% due 07/01/2022	1,700	1,713
Metropolitan Life Global Funding
2.400% due 06/17/2022	1,200	1,212
3.450% due 12/18/2026	1,700	1,824
Mid-America Apartments LP
3.600% due 06/01/2027	1,800	1,910
3.750% due 06/15/2024	1,750	1,846
3.950% due 03/15/2029	500	546
Morgan Stanley
2.500% due 04/21/2021	1,000	1,008
3.125% due 07/27/2026	1,100	1,135
3.336% (US0003M + 1.400%) due 10/24/2023 ~	1,400	1,431
National Retail Properties, Inc. 3.500% due 10/15/2027	1,500	1,567
Nissan Motor Acceptance Corp.
2.150% due 07/13/2020	1,200	1,200
2.650% due 07/13/2022	900	903
2.891% (US0003M + 0.890%) due 01/13/2022 ~	1,700	1,709
Nuveen Finance LLC 4.125% due 11/01/2024	550	598
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025	1,800	1,920
4.750% due 01/15/2028	1,200	1,307
Physicians Realty LP 4.300% due 03/15/2027	900	962
PNC Financial Services Group, Inc. 2.200% due 11/01/2024	2,300	2,308
Public Storage
2.370% due 09/15/2022	200	202
3.094% due 09/15/2027	1,600	1,668
Raymond James Financial, Inc. 3.625% due 09/15/2026	2,200	2,325
Realty Income Corp.
3.650% due 01/15/2028	700	755
3.875% due 04/15/2025	1,300	1,402
Reliance Standard Life Global Funding 2.625% due 07/22/2022	1,400	1,419
Sabra Health Care LP 4.800% due 06/01/2024	1,400	1,493
SBA Tower Trust 2.877% due 07/15/2046	1,900	1,908
Service Properties Trust 4.375% due 02/15/2030	1,600	1,570
Simon Property Group LP 2.750% due 06/01/2023	1,300	1,329
STORE Capital Corp. 4.500% due 03/15/2028	300	328
Synchrony Bank 3.650% due 05/24/2021	1,900	1,940
Synchrony Financial 2.850% due 07/25/2022	1,100	1,113
UDR, Inc. 3.500% due 01/15/2028	1,600	1,681
VEREIT Operating Partnership LP
3.950% due 08/15/2027	1,400	1,472
4.875% due 06/01/2026	1,000	1,108
Washington Prime Group LP 6.450% due 08/15/2024	1,700	1,572
Wells Fargo & Co. 3.550% due 09/29/2025	1,400	1,483
Wells Fargo Bank N.A.
2.897% due 05/27/2022 ●	1,600	1,621
3.550% due 08/14/2023	1,800	1,887
WP Carey, Inc. 4.250% due 10/01/2026	1,780	1,906
		131,899
INDUSTRIALS 23.1%
AbbVie, Inc.
2.300% due 05/14/2021	1,500	1,507
2.900% due 11/06/2022	1,600	1,633

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2019 (Unaudited)

3.200% due 11/06/2022	900	924
Activision Blizzard, Inc. 2.300% due 09/15/2021	800	804
Allergan Sales LLC 5.000% due 12/15/2021	1,700	1,778
Allergan, Inc. 3.375% due 09/15/2020	1,200	1,210
American Airlines Pass-Through Trust
3.000% due 04/15/2030	1,046	1,069
3.150% due 08/15/2033	2,100	2,162
3.500% due 08/15/2033	500	513
4.000% due 01/15/2027	175	183
Anthem, Inc. 2.375% due 01/15/2025	1,700	1,703
Arrow Electronics, Inc. 3.250% due 09/08/2024	1,200	1,234
AutoNation, Inc. 3.350% due 01/15/2021	1,300	1,314
Bayer U.S. Finance LLC 3.500% due 06/25/2021	1,500	1,527
BMW U.S. Capital LLC 3.400% due 08/13/2021	1,700	1,739
Bristol-Myers Squibb Co. 3.250% due 08/15/2022	1,300	1,343
British Airways Pass-Through Trust 3.350% due 12/15/2030	1,300	1,340
Broadcom Corp.
2.650% due 01/15/2023	900	905
3.000% due 01/15/2022	1,500	1,522
3.625% due 01/15/2024	1,300	1,347
Broadcom, Inc. 3.125% due 04/15/2021	1,700	1,721
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023	1,500	1,553
Charter Communications Operating LLC
3.579% due 07/23/2020	1,400	1,409
4.464% due 07/23/2022	1,500	1,576
Conagra Brands, Inc. 4.300% due 05/01/2024	1,300	1,400
Constellation Brands, Inc. 2.650% due 11/07/2022	1,400	1,420
Continental Resources, Inc. 5.000% due 09/15/2022	825	831
CVS Health Corp.
2.750% due 12/01/2022	2,000	2,033
3.700% due 03/09/2023	1,600	1,667
4.750% due 12/01/2022	500	534
D.R. Horton, Inc. 4.375% due 09/15/2022	1,500	1,572
Daimler Finance North America LLC
2.331% (US0003M + 0.430%) due 02/12/2021 ~	4,100	4,103
2.550% due 08/15/2022	1,700	1,713
Dell International LLC
4.420% due 06/15/2021	1,400	1,441
5.450% due 06/15/2023	1,600	1,735
Delta Air Lines Pass-Through Trust 6.821% due 02/10/2024	494	537
Delta Air Lines, Inc. 3.400% due 04/19/2021	1,200	1,217
eBay, Inc.
2.750% due 01/30/2023	1,500	1,522
2.806% (US0003M + 0.870%) due 01/30/2023 ~	1,300	1,308
3.800% due 03/09/2022	900	930
Enable Oklahoma Intrastate Transmission LLC 6.250% due 03/15/2020	1,400	1,410
Energy Transfer Operating LP 4.150% due 10/01/2020	1,400	1,415
Entergy Louisiana LLC 5.400% due 11/01/2024	1,500	1,717
Enterprise Products Operating LLC 3.350% due 03/15/2023	1,300	1,345
EOG Resources, Inc. 2.625% due 03/15/2023	500	509
Equifax, Inc. 3.600% due 08/15/2021	1,500	1,535
Florida Gas Transmission Co. LLC 5.450% due 07/15/2020	1,500	1,525
Fresenius U.S. Finance, Inc. 4.250% due 02/01/2021	1,100	1,123
General Electric Co.
2.894% (US0003M + 1.000%) due 03/15/2023 ~	900	904
4.650% due 10/17/2021	1,900	1,981
5.550% due 05/04/2020	1,700	1,718
Humana, Inc. 2.900% due 12/15/2022	1,500	1,528

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2019 (Unaudited)

Huntsman International LLC 5.125% due 11/15/2022	1,300	1,389
JB Hunt Transport Services, Inc. 3.300% due 08/15/2022	1,500	1,545
JetBlue Pass-Through Trust 2.750% due 11/15/2033	1,600	1,622
Keurig Dr Pepper, Inc.
3.551% due 05/25/2021	2,000	2,043
4.057% due 05/25/2023	1,600	1,687
Komatsu Finance America, Inc. 2.437% due 09/11/2022	1,400	1,406
Marriott International, Inc. 2.125% due 10/03/2022	1,400	1,403
McCormick & Co., Inc. 2.700% due 08/15/2022	1,000	1,016
McDonald’s Corp. 3.350% due 04/01/2023	1,400	1,458
Merck & Co., Inc. 2.750% due 02/10/2025	2,000	2,071
Microchip Technology, Inc. 3.922% due 06/01/2021	1,700	1,739
Micron Technology, Inc. 4.640% due 02/06/2024	1,200	1,302
Moody’s Corp. 2.625% due 01/15/2023	1,500	1,523
Norfolk Southern Corp. 3.850% due 01/15/2024	1,900	2,016
Owens Corning
3.400% due 08/15/2026	1,600	1,627
4.200% due 12/01/2024	1,500	1,582
PayPal Holdings, Inc. 2.400% due 10/01/2024	1,400	1,415
Penske Truck Leasing Co. LP 4.875% due 07/11/2022	1,400	1,489
Philip Morris International, Inc. 2.375% due 08/17/2022	1,900	1,920
Reynolds American, Inc. 4.000% due 06/12/2022	1,100	1,145
Rockwell Collins, Inc. 2.800% due 03/15/2022	800	814
Sabine Pass Liquefaction LLC 5.625% due 02/01/2021	1,300	1,336
Southern Co. 2.350% due 07/01/2021	1,300	1,306
Spirit AeroSystems, Inc.
3.950% due 06/15/2023	1,100	1,134
4.600% due 06/15/2028	1,000	1,054
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	569	574
5.152% due 09/20/2029	900	984
Tech Data Corp. 3.700% due 02/15/2022	700	715
Textron, Inc. 2.451% (US0003M + 0.550%) due 11/10/2020 ~	1,500	1,500
Time Warner Cable LLC 4.125% due 02/15/2021	2,036	2,069
U.S. Airways Pass-Through Trust 5.900% due 04/01/2026	761	846
United Airlines Pass-Through Trust
3.100% due 01/07/2030	1,252	1,287
4.150% due 02/25/2033	1,180	1,276
Volkswagen Group of America Finance LLC
2.700% due 09/26/2022	1,400	1,416
2.841% (US0003M + 0.940%) due 11/12/2021 ~	1,400	1,413
2.850% due 09/26/2024	1,400	1,422
3.875% due 11/13/2020	1,400	1,423
4.000% due 11/12/2021	1,100	1,138
Wynn Las Vegas LLC 5.500% due 03/01/2025	1,500	1,611
Zoetis, Inc. 3.250% due 08/20/2021	1,800	1,833
		129,238
UTILITIES 5.8%
American Water Capital Corp. 3.450% due 06/01/2029	1,490	1,575
AT&T, Inc. 3.200% due 03/01/2022	1,200	1,229
Avangrid, Inc. 3.150% due 12/01/2024	1,500	1,548
Boston Gas Co. 3.001% due 08/01/2029	1,400	1,433
Duke Energy Corp. 3.050% due 08/15/2022	2,500	2,557

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2019 (Unaudited)

Duquesne Light Holdings, Inc. 6.400% due 09/15/2020	1,300	1,338
Enable Midstream Partners LP 4.950% due 05/15/2028	1,600	1,620
Eversource Energy
2.500% due 03/15/2021	1,400	1,408
2.750% due 03/15/2022	300	305
Exelon Corp. 5.150% due 12/01/2020	1,500	1,530
Florida Power & Light Co. 3.700% due 12/01/2047	1,300	1,417
Interstate Power & Light Co. 3.250% due 12/01/2024	1,400	1,458
IPALCO Enterprises, Inc. 3.450% due 07/15/2020	1,500	1,507
LG&E & KU Energy LLC 4.375% due 10/01/2021	1,000	1,033
MidAmerican Energy Co. 3.100% due 05/01/2027	1,500	1,564
NextEra Energy Capital Holdings, Inc.
3.200% due 02/25/2022	1,200	1,231
3.550% due 05/01/2027	1,500	1,593
Progress Energy, Inc. 3.150% due 04/01/2022	1,000	1,019
San Diego Gas & Electric Co. 3.600% due 09/01/2023	1,300	1,359
Sempra Energy 4.050% due 12/01/2023	1,100	1,170
Southwestern Electric Power Co. 3.550% due 02/15/2022	1,225	1,254
Tampa Electric Co. 2.600% due 09/15/2022	1,300	1,319
Verizon Communications, Inc. 3.376% due 02/15/2025	1,700	1,800
		32,267
Total Corporate Bonds & Notes (Cost $285,959)		293,404
MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.2%
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	1,100	1,359
ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.300% due 12/01/2021	60	63
IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023	335	340
MASSACHUSETTS 0.0%
Commonwealth of Massachusetts General Obligation Bonds, (BABs), Series 2010 4.200% due 12/01/2021	90	93
NEW JERSEY 0.1%
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2019 2.551% due 06/15/2023	500	502
PENNSYLVANIA 0.1%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2009 2.840% (US0003M + 0.900%) due 07/25/2029 ~	765	767
Total Municipal Bonds & Notes (Cost $2,918)		3,124
U.S. GOVERNMENT AGENCIES 71.3%
Fannie Mae
1.768% due 12/25/2036 ●	95	94
2.133% due 10/25/2022 ●	4	4
2.231% due 09/25/2046 ●	619	619
2.242% due 05/25/2023 - 06/25/2059 ●	7,995	8,011
2.292% due 02/25/2022 ●	1	1
2.310% due 08/01/2022	497	501
2.392% due 08/25/2022 ●	2	2
2.408% due 09/25/2022 ●	1	1
2.492% due 04/25/2022 ●	1	1
3.330% due 11/01/2021	253	258
3.527% due 07/01/2044 ●	76	77
3.917% due 09/01/2035 ●	25	26
3.980% due 07/01/2021	38,300	39,318

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2019 (Unaudited)

4.234% due 05/25/2035 ~	55	58
4.339% due 01/01/2035 ●	101	104
4.402% due 05/01/2038 ●	679	712
4.807% due 04/01/2041 ●	10	11
5.292% due 12/25/2042 ~	238	258
6.500% due 06/25/2044	67	76
Freddie Mac
2.490% due 08/15/2036 ●	711	720
3.378% due 02/25/2045 ●	99	100
4.000% due 04/01/2024 - 04/01/2048	2,572	2,728
4.086% due 12/01/2022 ●	38	38
4.500% due 02/01/2029 - 12/01/2040	629	681
4.830% due 07/01/2030 ●	8	9
5.000% due 12/01/2039 - 07/01/2040	75	84
5.500% due 12/01/2036 - 07/01/2039	711	798
6.000% due 11/01/2029 - 09/01/2038	2,354	2,685
7.000% due 07/15/2022	58	60
7.500% due 01/15/2023	164	172
8.000% due 11/01/2025 - 06/15/2030	180	212
9.000% due 12/15/2020	1	1
Ginnie Mae
2.234% due 02/20/2067 ●	1,059	1,057
2.289% due 10/20/2062 ●	2,788	2,786
2.374% due 07/20/2065 - 10/20/2065 ●	4,683	4,680
2.424% due 11/20/2065 ●	882	885
2.457% due 06/20/2065 ●	3,060	3,054
2.524% due 08/20/2066 ●	1,736	1,744
2.574% due 05/20/2066 - 07/20/2066 ●	5,753	5,789
2.634% due 07/20/2062 ~	2,153	2,163
2.674% due 04/20/2066 ●	554	560
2.675% due 11/20/2067 ●	1,777	1,796
2.694% due 07/20/2065 ●	3,037	3,068
3.250% (H15T1Y + 1.500%) due 09/20/2024 - 09/20/2025 ~	66	68
3.250% due 07/20/2027 - 07/20/2030 ●	212	216
3.875% (H15T1Y + 1.500%) due 06/20/2023 ~	26	26
3.875% due 05/20/2027 - 06/20/2027 ●	71	73
4.000% (H15T1Y + 1.500%) due 01/20/2024 - 01/20/2026 ~	136	139
4.000% due 02/20/2027 ●	29	29
4.000% due 10/20/2044 - 06/20/2049	6,944	7,267
4.000% due 07/20/2049 (f)	7,454	7,727
4.125% due 12/20/2029 ●	121	125
4.500% due 04/20/2048 - 01/20/2049	12,770	13,429
4.500% due 06/20/2049 (f)	8,068	8,460
5.000% due 07/15/2034 - 07/20/2049	4,966	5,377
5.000% due 06/20/2049 (f)	10,529	11,115
6.000% due 01/15/2024	1	1
7.500% due 03/15/2024 - 09/15/2025	1	0
8.000% due 01/15/2022 - 08/15/2024	3	2
Ginnie Mae, TBA
3.000% due 02/01/2050	4,800	4,923
3.500% due 01/01/2050	19,500	20,095
4.000% due 01/01/2050	58,400	60,467
4.500% due 02/01/2050	16,700	17,494
5.000% due 01/01/2050	2,200	2,319
Uniform Mortgage-Backed Security
3.500% due 01/01/2026 - 04/01/2045	1,139	1,194
4.000% due 08/01/2025 - 06/01/2049	13,997	14,639
4.500% due 05/01/2023 - 10/01/2042	2,680	2,890
5.500% due 03/01/2022 - 02/01/2040	2,060	2,292
6.000% due 04/01/2023 - 01/01/2039	1,750	2,003
6.500% due 11/01/2021 - 10/01/2037	25	28
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2035 - 02/01/2050	32,300	32,796
3.500% due 01/01/2035 - 01/01/2050	94,800	98,042
Total U.S. Government Agencies (Cost $397,262)		399,238
U.S. TREASURY OBLIGATIONS 15.1%
U.S. Treasury Bonds
2.500% due 02/15/2045 (f)	900	918
2.750% due 11/15/2042 (f)	700	746
2.875% due 05/15/2043 (f)	1,800	1,960
2.875% due 05/15/2049 (f)	1,300	1,432
3.000% due 05/15/2042	400	445
3.000% due 05/15/2045 (f)	15,700	17,512
3.125% due 02/15/2043 (f)	2,600	2,946
3.625% due 08/15/2043 (f)	2,100	2,573
3.750% due 11/15/2043 (f)	1,300	1,624
U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2023 (f)	4,683	4,683
0.375% due 07/15/2025 (f)	3,364	3,433
0.375% due 01/15/2027 (f)	1,065	1,082
0.625% due 04/15/2023 (f)	1,036	1,052
0.625% due 01/15/2026 (f)	6,715	6,922
0.750% due 07/15/2028 (f)	16,239	17,090
0.750% due 02/15/2042	456	473

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2019 (Unaudited)

0.875% due 01/15/2029 (f)	11,007	11,692
0.875% due 02/15/2047 (f)	853	915
1.000% due 02/15/2046 (f)	1,955	2,152
1.000% due 02/15/2048 (f)	1,357	1,503
1.000% due 02/15/2049	614	682
1.375% due 02/15/2044 (f)	2,098	2,476
Total U.S. Treasury Obligations (Cost $83,215)		84,311
NON-AGENCY MORTGAGE-BACKED SECURITIES 7.3%
American Home Mortgage Investment Trust 3.907% due 02/25/2045 ●	231	233
Ashford Hospitality Trust 2.740% due 05/15/2035 ●	1,800	1,800
Banc of America Funding Trust 4.675% due 05/25/2035 ~	245	251
Barclays Commercial Real Estate Trust 3.966% due 08/10/2033	4,600	4,907
BCAP LLC Trust 2.158% due 01/26/2036 ●	249	249
Bear Stearns Adjustable Rate Mortgage Trust
4.252% due 01/25/2035 ~	834	848
4.421% due 02/25/2036 ^~	229	219
4.880% due 04/25/2033 ~	66	68
Bear Stearns ALT-A Trust
4.103% due 09/25/2035 ^~	154	128
4.413% due 05/25/2035 ~	1,009	1,023
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.022% due 10/25/2035 ●	403	404
Citigroup Mortgage Loan Trust
3.258% due 04/25/2066 ~	1,349	1,353
4.380% due 10/25/2035 ●	78	81
Citigroup Mortgage Loan Trust, Inc. 4.550% due 09/25/2035 ●	676	680
Countrywide Home Loan Mortgage Pass-Through Trust
3.711% due 02/20/2036 ^●	158	140
3.832% due 02/20/2035 ~	5	5
Credit Suisse First Boston Mortgage Securities Corp.
4.788% due 09/25/2033 ~	1,470	1,518
5.331% due 06/25/2032 ~	44	44
GS Mortgage Securities Trust 1.948% due 11/10/2045 ~(a)	844	38
HomeBanc Mortgage Trust 2.042% due 03/25/2035 ●	2,255	2,039
IndyMac Adjustable Rate Mortgage Trust 3.642% due 01/25/2032 ~	4	4
IndyMac Mortgage Loan Trust 3.673% due 11/25/2035 ^~	873	831
JPMBB Commercial Mortgage Securities Trust 3.358% due 11/15/2048	3,200	3,302
JPMorgan Chase Commercial Mortgage Securities Trust
2.650% due 06/15/2035 ●	1,454	1,454
2.740% due 06/15/2032 ●	1,617	1,619
3.190% due 12/15/2031 ●	1,700	1,700
JPMorgan Mortgage Trust 4.106% due 07/25/2035 ~	292	296
Morgan Stanley Bank of America Merrill Lynch Trust 3.557% due 12/15/2047	1,700	1,767
Morgan Stanley Capital Trust
3.436% due 12/15/2049	2,200	2,287
3.446% due 07/13/2029 ~	2,000	2,024
Morgan Stanley Mortgage Loan Trust 3.985% due 06/25/2036 ~	2,152	2,238
Nomura Resecuritization Trust 1.908% due 12/26/2035 ●	978	976
Prime Mortgage Trust 2.192% due 02/25/2034 ●	71	68
RBSSP Resecuritization Trust 3.646% due 12/25/2035 ~	716	721
Residential Funding Mortgage Securities, Inc. Trust 5.007% due 02/25/2036 ^~	187	170
Sequoia Mortgage Trust 2.404% due 04/19/2027 ●	414	409
Structured Asset Mortgage Investments Trust 2.424% due 09/19/2032 ●	70	70
Tharaldson Hotel Portfolio Trust 2.460% due 11/11/2034 ●	810	810
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~	3,804	3,829

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2019 (Unaudited)

WaMu Mortgage Pass-Through Certificates Trust 2.082% due 10/25/2045 ●	208	206
Total Non-Agency Mortgage-Backed Securities (Cost $39,546)		40,809
ASSET-BACKED SECURITIES 4.3%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.242% due 01/25/2036 ●	2,392	2,401
Asset-Backed Securities Corp. Home Equity Loan Trust 2.985% due 08/15/2033 ●	1,917	1,926
B2R Mortgage Trust 2.567% due 06/15/2049	1,400	1,401
EMC Mortgage Loan Trust 2.532% due 05/25/2040 ●	456	452
Ford Credit Floorplan Master Owner Trust 2.840% due 03/15/2024	1,300	1,319
Fremont Home Loan Trust 1.852% due 01/25/2037 ●	49	28
Home Equity Asset Trust 2.692% due 11/25/2034 ●	782	788
LMREC, Inc. 2.760% due 02/22/2032 ●	278	278
MASTR Asset-Backed Securities Trust 2.482% due 03/25/2035 ●	3,700	3,703
Morgan Stanley IXIS Real Estate Capital Trust 1.842% due 11/25/2036 ●	15	7
Navient Private Education Refi Loan Trust 3.010% due 06/16/2042	479	480
OneMain Direct Auto Receivables Trust 3.430% due 12/16/2024	1,500	1,520
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.542% due 07/25/2035 ●	46	46
3.037% due 01/25/2036 ●	600	604
Residential Asset Securities Corp. Trust 2.062% due 04/25/2036 ●	1,818	1,824
Securitized Asset-Backed Receivables LLC Trust 1.852% due 12/25/2036 ^●	645	204
SLM Student Loan Trust 2.090% due 10/25/2029 ●	864	850
SoFi Consumer Loan Program LLC 3.050% due 12/26/2025	251	251
SoFi Consumer Loan Program Trust 3.010% due 04/25/2028	1,008	1,016
SoFi Professional Loan Program LLC 2.390% due 02/25/2042	1,494	1,497
Structured Asset Investment Loan Trust
2.692% due 09/25/2034 ●	336	332
2.917% due 07/25/2033 ●	1,417	1,420
Towd Point Mortgage Trust 3.000% due 11/25/2059 ~	1,660	1,665
Total Asset-Backed Securities (Cost $23,308)		24,012
	SHARES
PREFERRED SECURITIES 0.9%
BANKING & FINANCE 0.9%
Farm Credit Bank of Texas 10.000% due 06/15/2020 (c)(d)	4,000	4,135
Wells Fargo & Co. 5.664% (US0003M + 3.770%) due 03/15/2020 ~(c)	914,000	926
Total Preferred Securities (Cost $5,034)		5,061
SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (e) 0.3%		1,409
Total Short-Term Instruments (Cost $1,409)		1,409
Total Investments in Securities (Cost $838,651)		851,368
INVESTMENTS IN AFFILIATES 8.1%
SHORT-TERM INSTRUMENTS 8.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.1%
PIMCO Short Asset Portfolio	3,427,340	34,123
PIMCO Short-Term Floating NAV Portfolio III	1,165,372	11,529

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2019 (Unaudited)

Total Short-Term Instruments (Cost $45,796)	45,652
Total Investments in Affiliates (Cost $45,796)	45,652
Total Investments 160.2% (Cost $884,447)	$897,020
Financial Derivative Instruments (g)(h)(i) (0.0)%(Cost or Premiums, net $(223))	(183)
Other Assets and Liabilities, net (60.2)%	(337,070)
Net Assets 100.0%	$559,767

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Farm Credit Bank of Texas	10.000%	06/15/2020	09/30/2030	$4,120	$4,135	0.74%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$1,409	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(1,438)	$1,409	$1,409
Total Repurchase Agreements						$(1,438)	$1,409	$1,409

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	1.990%	10/08/2019	01/07/2020	$(1,657)	$(1,665)
BOS	2.040	12/10/2019	02/07/2020	(21,412)	(21,440)
BSN	1.790	11/01/2019	01/10/2020	(5,157)	(5,173)
	1.790	11/04/2019	01/13/2020	(10,007)	(10,036)
	1.820	11/12/2019	01/23/2020	(6,834)	(6,851)
GRE	1.930	11/04/2019	01/02/2020	(12,003)	(12,041)
	1.930	11/27/2019	01/02/2020	(10,933)	(10,955)
	1.990	11/20/2019	02/20/2020	(8,946)	(8,967)
RCY	1.870	11/07/2019	02/26/2020	(23,946)	(24,015)
	1.870	11/27/2019	02/26/2020	(2,175)	(2,180)
RDR	1.850	11/01/2019	10/30/2021)	(1,995)	(2,001)
Total Reverse Repurchase Agreements					$(105,324)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	2.050%	11/21/2019	01/15/2020	$(1,483)	$(1,487)
Total Sale-Buyback Transactions					$(1,487)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.5)%
Uniform Mortgage-Backed Security, TBA	4.000%	02/01/2050	$3,200	$(3,323)	$(3,329)
Uniform Mortgage-Backed Security, TBA	4.500	02/01/2050	12,900	(13,571)	(13,589)
Uniform Mortgage-Backed Security, TBA	6.000	01/01/2050	2,200	(2,423)	(2,426)
Total Short Sales (3.5)%				$(19,317)	$(19,344)

(f)	Securities with an aggregate market value of $106,598 and cash of $80 have been pledged as collateral under the terms of master agreements as of December 31, 2019.

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2019 (Unaudited)

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(67,213) at a weighted average interest rate of 2.196%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Payable for sale-buyback transactions includes $(1) of deferred price drop.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note February 2020 Futures	$130.000	01/24/2020	50	$50	$(16)	$(4)
Total Written Options					$(16)	$(4)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2020	464	$55,035	$(207)	$0	$(11)
U.S. Treasury 10-Year Note March Futures	03/2020	321	41,223	(356)	0	(35)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2020	148	26,885	(810)	0	(171)
				$(1,373)	$0	$(217)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 30-Year Bond March Futures	03/2020	113	$(17,617)	$372	$39	$0
Total Futures Contracts				$(1,001)	$39	$(217)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Simon Property Group LP	1.000%	Quarterly	06/20/2022	0.162%	$1,100	$18	$5	$23	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.IG-28 5-Year Index	1.000%	Quarterly	06/20/2022	$6,600	$141	$(20)	$121	$0	$0
Total Swap Agreements					$159	$(15)	$144	$0	$(1)

(h)	Cash of $2,342 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2019 (Unaudited)

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	6,600	$(56)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	16,200	(144)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	6,300	(81)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	2,500	(19)	0
	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	6,700	(66)	0
Total Written Options						$(366)	$0

(1)	Notional Amount represents the number of contracts.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$131,899	$0	$131,899
Industrials	0	129,238	0	129,238
Utilities	0	32,267	0	32,267
Municipal Bonds & Notes
California	0	1,359	0	1,359
Illinois	0	63	0	63
Iowa	0	340	0	340
Massachusetts	0	93	0	93
New Jersey	0	502	0	502
Pennsylvania	0	767	0	767
U.S. Government Agencies	0	399,238	0	399,238
U.S. Treasury Obligations	0	84,311	0	84,311
Non-Agency Mortgage-Backed Securities	0	40,809	0	40,809
Asset-Backed Securities	0	24,012	0	24,012
Preferred Securities
Banking & Finance	0	5,061	0	5,061
Short-Term Instruments
Repurchase Agreements	0	1,409	0	1,409
	$0	$851,368	$0	$851,368
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$45,652	$0	$0	$45,652
Total Investments	$45,652	$851,368	$0	$897,020
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(19,344)	$0	$(19,344)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$39	$0	$0	$39
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(217)	$(5)	$0	$(222)
Total Financial Derivative Instruments	$(178)	$(5)	$0	$(183)
Totals	$45,474	$832,019	$0	$877,493

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO Total Return Fund IV	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 137.6% ¤
CORPORATE BONDS & NOTES 40.7%
BANKING & FINANCE 23.9%
AerCap Ireland Capital DAC 3.500% due 05/26/2022	$960	$987
AIA Group Ltd. 3.125% due 03/13/2023	3,000	3,061
Aircastle Ltd. 5.125% due 03/15/2021	3,100	3,203
Aviation Capital Group LLC 2.875% due 01/20/2022	1,600	1,611
Banco Santander S.A. 3.848% due 04/12/2023	1,400	1,460
Barclays Bank PLC 10.179% due 06/12/2021	2,000	2,223
Barclays PLC 3.684% due 01/10/2023	1,400	1,436
BBVA Bancomer S.A. 7.250% due 04/22/2020	283	287
BBVA USA 3.500% due 06/11/2021	1,400	1,424
BGC Partners, Inc. 5.125% due 05/27/2021	2,600	2,686
BNP Paribas S.A. 3.500% due 03/01/2023	1,400	1,449
BOC Aviation Ltd. 2.952% (US0003M + 1.050%) due 05/02/2021 ~	2,300	2,311
Boston Properties LP 2.750% due 10/01/2026	1,100	1,115
BPCE S.A. 4.000% due 09/12/2023	1,400	1,478
Brandywine Operating Partnership LP 3.950% due 02/15/2023	900	934
Camden Property Trust 3.500% due 09/15/2024	1,300	1,364
Cantor Fitzgerald LP 6.500% due 06/17/2022	3,500	3,786
Capital One Financial Corp. 4.250% due 04/30/2025	1,400	1,524
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029	1,200	1,197
Citigroup, Inc.
2.876% due 07/24/2023 ●	1,400	1,425
3.159% (US0003M + 1.250%) due 07/01/2026 ~	1,400	1,437
Cooperatieve Rabobank UA 2.625% due 07/22/2024	1,100	1,113
Credit Suisse Group AG
2.997% due 12/14/2023 ●	1,400	1,426
4.207% due 06/12/2024 ●	2,500	2,644
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 06/09/2023	1,400	1,466
Daiwa Securities Group, Inc. 3.129% due 04/19/2022	2,800	2,854
Deutsche Bank AG
3.300% due 11/16/2022	2,900	2,930
3.950% due 02/27/2023	200	205
3.961% due 11/26/2025 ●	2,800	2,862
EPR Properties 4.500% due 04/01/2025	1,400	1,487
Fidelity National Financial, Inc. 5.500% due 09/01/2022	1,000	1,076
Ford Motor Credit Co. LLC
2.865% (US0003M + 0.930%) due 09/24/2020 ~	2,700	2,704
3.145% (US0003M + 1.235%) due 02/15/2023 ~	3,000	2,952
3.200% due 01/15/2021	200	201
5.183% (US0003M + 3.140%) due 01/07/2022 ~	2,600	2,688
GE Capital International Funding Co. Unlimited Co. 2.342% due 11/15/2020	700	701
Goldman Sachs Group, Inc. 2.660% (US0003M + 0.750%) due 02/23/2023 ~	600	604
Host Hotels & Resorts LP 3.875% due 04/01/2024	2,900	3,051
Hudson Pacific Properties LP 4.650% due 04/01/2029	1,100	1,210

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2019 (Unaudited)

Intesa Sanpaolo SpA 4.000% due 09/23/2029		1,200	1,218
Jackson National Life Global Funding 2.500% due 06/27/2022		1,200	1,217
JPMorgan Chase & Co. 3.797% due 07/23/2024 ●		2,300	2,424
Kilroy Realty LP 3.800% due 01/15/2023		2,200	2,280
Kimco Realty Corp. 2.700% due 03/01/2024		1,200	1,214
LeasePlan Corp. NV 2.875% due 10/24/2024		1,200	1,200
Lloyds Banking Group PLC 4.000% due 03/07/2025	AUD	1,500	1,118
Mitsubishi UFJ Financial Group, Inc.
2.623% due 07/18/2022		$1,200	1,216
2.801% due 07/18/2024		1,200	1,224
Mizuho Financial Group, Inc. 2.555% due 09/13/2025 ●		1,200	1,200
Morgan Stanley
3.125% due 07/27/2026		1,700	1,755
3.875% due 01/27/2026		2,300	2,470
Nationwide Building Society 3.766% due 03/08/2024 ●		1,400	1,449
Nissan Motor Acceptance Corp. 2.600% due 09/28/2022		1,200	1,201
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023		1,400	1,485
5.250% due 01/15/2026		1,400	1,557
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		1,100	1,209
PNC Financial Services Group, Inc. 2.200% due 11/01/2024		1,900	1,907
Realty Income Corp. 3.875% due 04/15/2025		2,300	2,480
Royal Bank of Scotland Group PLC
4.519% due 06/25/2024 ●		400	425
7.648% due 09/30/2031 ●(e)		2,500	3,592
Santander Holdings USA, Inc. 3.400% due 01/18/2023		2,300	2,358
Santander UK Group Holdings PLC 2.875% due 08/05/2021		2,500	2,526
Service Properties Trust 4.250% due 02/15/2021		1,100	1,116
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		2,200	2,215
3.000% due 07/15/2022		1,700	1,730
UniCredit SpA 7.830% due 12/04/2023		1,900	2,217
Washington Prime Group LP 6.450% due 08/15/2024		2,900	2,681
Wells Fargo & Co. 3.550% due 09/29/2025		1,300	1,377
			118,633
INDUSTRIALS 12.5%
AbbVie, Inc.
2.600% due 11/21/2024		1,100	1,108
2.950% due 11/21/2026		1,400	1,423
Air Canada Pass-Through Trust 5.375% due 11/15/2022		593	610
Allergan Funding SCS 3.450% due 03/15/2022		2,300	2,353
American Airlines Pass-Through Trust 3.500% due 08/15/2033		1,300	1,334
BAT International Finance PLC
3.250% due 06/07/2022		1,560	1,594
3.500% due 06/15/2022		1,369	1,406
Bayer U.S. Finance LLC 2.904% (US0003M + 1.010%) due 12/15/2023 ~		800	805
Canadian Pacific Railway Co. 4.500% due 01/15/2022		1,000	1,048
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023		2,300	2,381
Charter Communications Operating LLC 4.464% due 07/23/2022		2,300	2,417
Daimler Finance North America LLC 2.779% (US0003M + 0.880%) due 02/22/2022 ~		3,100	3,124
Danone S.A. 2.589% due 11/02/2023		1,700	1,727
Dell International LLC
4.420% due 06/15/2021		800	823
5.450% due 06/15/2023		1,400	1,519
Dominion Energy Gas Holdings LLC 2.500% due 11/15/2024		1,100	1,105

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2019 (Unaudited)

ERAC USA Finance LLC 2.600% due 12/01/2021		800	806
Expedia Group, Inc. 3.250% due 02/15/2030		1,100	1,059
GATX Corp. 4.850% due 06/01/2021		900	934
General Electric Co. 5.550% due 05/04/2020		1,400	1,415
Imperial Brands Finance PLC
3.125% due 07/26/2024		1,500	1,516
3.500% due 02/11/2023		1,100	1,126
3.750% due 07/21/2022		1,300	1,338
JetBlue Pass-Through Trust 2.750% due 11/15/2033		1,500	1,521
Keurig Dr Pepper, Inc. 4.057% due 05/25/2023		1,400	1,476
Kraft Heinz Foods Co. 2.471% (US0003M + 0.570%) due 02/10/2021 ~		1,000	1,002
Latam Airlines Pass-Through Trust 4.200% due 08/15/2029		3,279	3,386
Occidental Petroleum Corp. 2.900% due 08/15/2024		1,200	1,220
Odebrecht Oil & Gas Finance Ltd.
0.000% due 01/30/2020 (c)(e)		572	6
0.000% due 01/31/2020 (c)(e)		365	4
Owens Corning 4.200% due 12/01/2024		800	844
PayPal Holdings, Inc. 2.850% due 10/01/2029		1,200	1,209
Pernod Ricard S.A. 4.250% due 07/15/2022		600	631
Sabine Pass Liquefaction LLC 5.625% due 02/01/2021		1,400	1,439
Spirit AeroSystems, Inc. 4.600% due 06/15/2028		1,100	1,159
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		2,028	2,118
Sprint Spectrum Co. LLC 3.360% due 03/20/2023		831	840
Suntory Holdings Ltd. 2.550% due 06/28/2022		900	905
United Airlines Pass-Through Trust 2.700% due 11/01/2033		1,200	1,206
Volkswagen Group of America Finance LLC
2.795% (US0003M + 0.860%) due 09/24/2021 ~		1,200	1,209
2.841% (US0003M + 0.940%) due 11/12/2021 ~		2,600	2,623
Volkswagen International Finance NV 1.151% (EUR003M + 1.550%) due 11/16/2024 ~	EUR	1,600	1,844
Wynn Las Vegas LLC 5.500% due 03/01/2025		$2,400	2,577
Zimmer Biomet Holdings, Inc. 3.150% due 04/01/2022		1,611	1,645
			61,835
UTILITIES 4.3%
Ameren Corp. 2.500% due 09/15/2024		1,100	1,110
Boston Gas Co. 3.001% due 08/01/2029		1,200	1,228
Enel Finance International NV 4.250% due 09/14/2023		1,100	1,165
Entergy Arkansas LLC 3.050% due 06/01/2023		1,400	1,438
Entergy Corp. 2.950% due 09/01/2026		2,700	2,743
Monongahela Power Co. 3.550% due 05/15/2027		2,800	2,916
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		366	365
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)		1,292	707
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		437	430
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(b)		1,938	485
Rio Oil Finance Trust
9.250% due 07/06/2024		577	648
9.750% due 01/06/2027		3,045	3,608
SGSP Australia Assets Pty. Ltd. 3.250% due 07/29/2026		1,500	1,544
Telstra Corp. Ltd. 4.800% due 10/12/2021		1,400	1,466

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2019 (Unaudited)

Verizon Communications, Inc. 3.376% due 02/15/2025	1,414	1,497
		21,350
Total Corporate Bonds & Notes (Cost $196,975)		201,818
MUNICIPAL BONDS & NOTES 0.8%
CALIFORNIA 0.8%
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010 6.947% due 07/01/2040	3,700	3,790
Total Municipal Bonds & Notes (Cost $3,745)		3,790
U.S. GOVERNMENT AGENCIES 49.2%
Fannie Mae
2.231% due 09/25/2046 ●	1,157	1,158
2.310% due 08/01/2022	99	100
2.358% due 02/25/2033 ●	6,409	6,319
2.935% due 11/01/2021	9,783	9,920
3.000% due 10/25/2040	1,374	1,407
3.500% due 10/25/2041	20,310	21,579
4.402% due 05/01/2038 ●	1,156	1,212
4.622% due 01/01/2036 ●	2,103	2,221
Freddie Mac
3.500% due 07/01/2048	8,193	8,446
5.000% due 03/01/2024 - 12/01/2038	768	842
5.500% due 04/01/2038	203	228
Ginnie Mae
0.000% due 11/20/2039 (a)(c)	3,500	3,112
2.059% due 05/20/2047 ●	1,720	1,725
2.144% due 06/20/2061 ●	26	26
2.224% due 04/20/2065 ●	695	694
2.234% due 02/20/2067 ●	2,612	2,607
2.244% due 06/20/2067 ●	368	367
2.394% due 09/20/2065 ●	2,471	2,470
2.524% due 08/20/2066 - 08/20/2067 ●	5,168	5,198
2.574% due 05/20/2066 - 06/20/2066 ●	5,871	5,908
3.487% due 06/20/2067 ●	3,605	3,655
4.000% due 07/20/2049	981	1,017
5.000% due 05/15/2047 - 09/15/2047	443	474
Ginnie Mae, TBA
3.000% due 01/01/2050 - 02/01/2050	4,100	4,208
3.500% due 01/01/2050	12,500	12,881
4.000% due 01/01/2050	26,000	26,931
4.500% due 02/01/2050	7,900	8,276
5.000% due 01/01/2050	9,200	9,698
Uniform Mortgage-Backed Security
3.000% due 06/01/2029	76	79
3.500% due 03/01/2048	334	347
4.000% due 11/01/2047 - 06/01/2049	10,350	10,888
4.500% due 02/01/2031 - 08/01/2042	847	916
5.500% due 02/01/2036 - 05/01/2036	70	78
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2035 - 02/01/2050	66,800	67,688
3.500% due 01/01/2050	17,314	17,803
4.000% due 02/01/2050	3,000	3,121
Total U.S. Government Agencies (Cost $241,089)		243,599
U.S. TREASURY OBLIGATIONS 18.0%
U.S. Treasury Bonds
2.500% due 02/15/2045 (g)	8,700	8,870
2.750% due 08/15/2042 (g)	700	747
2.875% due 05/15/2049 (g)(k)	10,200	11,233
3.125% due 02/15/2043 (g)	6,300	7,139
3.125% due 08/15/2044 (g)(i)(k)	4,700	5,342
3.375% due 05/15/2044 (g)	10,400	12,297
3.750% due 11/15/2043 (g)	1,600	1,999
U.S. Treasury Inflation Protected Securities (d)
0.375% due 07/15/2025	1,411	1,440
0.625% due 04/15/2023 (i)	1,554	1,578
0.625% due 01/15/2026 (g)(i)	8,339	8,597
0.750% due 07/15/2028 (g)	10,457	11,005
0.750% due 02/15/2042 (g)	3,417	3,551
0.875% due 01/15/2029 (g)	7,440	7,903
1.000% due 02/15/2048 (g)	3,966	4,392
1.000% due 02/15/2049	2,148	2,389
1.375% due 02/15/2044	640	756
U.S. Treasury Notes
2.000% due 08/31/2021 (k)	100	101

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2019 (Unaudited)

Total U.S. Treasury Obligations (Cost $84,725)			89,339
NON-AGENCY MORTGAGE-BACKED SECURITIES 22.6%
Adjustable Rate Mortgage Trust 2.292% due 10/25/2035 ●		582	592
Aggregator of Loans Backed by Assets PLC 1.956% due 04/24/2049	GBP	2,616	3,471
Alba PLC
0.938% due 11/21/2037		1,838	2,314
0.964% due 03/17/2039 ●		3,379	4,277
Ashford Hospitality Trust 2.740% due 05/15/2035 ●		$3,000	3,001
Banc of America Funding Trust 4.675% due 05/25/2035 ~		1,252	1,281
Banc of America Mortgage Trust 6.500% due 10/25/2031		8	8
BCAP LLC Trust
2.158% due 01/26/2036 ●		597	595
3.797% due 08/26/2037 ~		37	37
Bear Stearns Adjustable Rate Mortgage Trust 4.544% due 02/25/2033 ~		27	28
CD Mortgage Trust 3.348% due 11/10/2049		2,300	2,394
Chase Mortgage Finance Trust 4.706% due 02/25/2037 ~		20	20
Credit Suisse First Boston Mortgage Securities Corp. 4.788% due 09/25/2033 ~		4	4
Eurohome UK Mortgages PLC 0.948% due 06/15/2044 ●	GBP	2,233	2,877
Eurosail PLC
1.729% (BP0003M + 0.950%) due 06/13/2045 ~		6,404	8,470
1.729% due 06/13/2045 ●		4,161	5,484
FirstMac Mortgage Funding Trust
1.885% due 03/08/2049 ●	AUD	2,857	2,000
2.135% due 03/08/2049 ●		1,500	1,056
Great Hall Mortgages PLC 2.029% due 06/18/2039 ●		$1,993	1,944
GS Mortgage Securities Trust 3.278% due 11/10/2049 ~		3,500	3,636
GSR Mortgage Loan Trust 4.302% due 01/25/2035 ~		554	565
Hawksmoor Mortgages 1.761% due 05/25/2053 ●	GBP	4,408	5,854
Holmes Master Issuer PLC 2.361% due 10/15/2054 ●		$1,971	1,971
HomeBanc Mortgage Trust 2.042% due 03/25/2035 ●		576	521
Impac CMB Trust 2.572% due 10/25/2034 ●		2,823	2,829
JPMDB Commercial Mortgage Securities Trust 2.994% due 12/15/2049		3,500	3,592
JPMorgan Chase Commercial Mortgage Securities Trust 2.740% due 06/15/2032 ●		2,336	2,338
Kensington Mortgage Securities PLC 2.064% due 06/14/2040 ●		1,721	1,680
Landmark Mortgage Securities PLC 1.073% due 04/17/2044 ●	GBP	341	425
Ludgate Funding PLC 0.977% due 12/01/2060 ●		2,623	3,330
Mansard Mortgages PLC 0.965% due 04/15/2047 ●		787	997
MASTR Adjustable Rate Mortgages Trust 4.696% due 11/21/2034 ~		$848	871
Merrill Lynch Mortgage Investors Trust
2.042% due 11/25/2035 ●		257	247
2.574% due 01/25/2029 ●		154	156
Morgan Stanley Bank of America Merrill Lynch Trust 3.077% due 03/15/2048		6,000	6,174
Morgan Stanley Capital Trust
3.402% due 07/13/2029 ~		3,300	3,340
3.436% due 12/15/2049		2,200	2,287
Resloc UK PLC 0.000% due 12/15/2043 ●	EUR	4,911	5,286
Structured Adjustable Rate Mortgage Loan Trust 4.144% due 09/25/2034 ~		$2,241	2,293
Tharaldson Hotel Portfolio Trust 2.460% due 11/11/2034 ●		2,430	2,430
Towd Point Mortgage Funding PLC 1.820% due 10/20/2051 ●	GBP	1,778	2,369
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		$3,121	3,141
Trinity Square PLC 1.935% due 07/15/2051 ●	GBP	1,803	2,406
WaMu Mortgage Pass-Through Certificates Trust
2.082% due 10/25/2045 ●		$3,657	3,610

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2019 (Unaudited)

2.332% due 07/25/2045 ●		161	158
Wells Fargo Commercial Mortgage Trust
2.933% due 11/15/2059		4,500	4,606
3.486% due 12/15/2059		4,800	5,022
Total Non-Agency Mortgage-Backed Securities (Cost $114,089)			111,987
ASSET-BACKED SECURITIES 3.0%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.242% due 01/25/2036 ●		1,954	1,961
Countrywide Asset-Backed Certificates Trust, Inc. 2.332% due 12/25/2034 ●		2,656	2,655
Credit Acceptance Auto Loan Trust 3.470% due 05/17/2027		2,200	2,228
Delta Funding Home Equity Loan Trust 7.030% due 08/15/2030		15	15
Driver Australia Trust 1.788% due 07/21/2026	AUD	2,491	1,748
Merrill Lynch Mortgage Investors Trust 2.587% due 09/25/2035 ●		$1,303	1,302
Navient Private Education Refi Loan Trust 3.010% due 06/16/2042		1,213	1,216
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 2.632% due 01/25/2036 ●		206	207
SLM Student Loan Trust 2.060% due 01/25/2027 ●		1,127	1,118
SoFi Professional Loan Program LLC 2.742% due 01/25/2039 ●		871	876
Wells Fargo Home Equity Asset-Backed Securities Trust 2.792% due 10/25/2034 ●		1,476	1,474
Total Asset-Backed Securities (Cost $14,516)			14,800
SOVEREIGN ISSUES 1.9%
Province of Quebec 6.350% due 01/30/2026		600	719
Spain Government International Bond
0.600% due 10/31/2029	EUR	3,200	3,638
1.400% due 07/30/2028		1,800	2,198
1.450% due 04/30/2029		1,300	1,594
1.850% due 07/30/2035		800	1,027
Total Sovereign Issues (Cost $9,169)			9,176
		SHARES
PREFERRED SECURITIES 1.3%
BANKING & FINANCE 1.3%
Depository Trust & Clearing Corp. 4.875% due 06/15/2020 ●(e)		4,250,000	4,294
Wells Fargo & Co. 5.664% (US0003M + 3.770%) due 03/15/2020 ~(e)		2,204,000	2,234
Total Preferred Securities (Cost $6,456)			6,528
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (f) 0.1%			543
Total Short-Term Instruments (Cost $543)			543
Total Investments in Securities (Cost $671,307)			681,580
INVESTMENTS IN AFFILIATES 4.4%
SHORT-TERM INSTRUMENTS 4.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%
PIMCO Short-Term Floating NAV Portfolio III		2,223,067	21,993
Total Short-Term Instruments (Cost $21,990)			21,993
Total Investments in Affiliates (Cost $21,990)			21,993
Total Investments 142.0% (Cost $693,297)			$703,573
Financial Derivative Instruments (h)(j) (0.2)%(Cost or Premiums, net $(348))			(1,150)
Other Assets and Liabilities, net (41.8)%			(207,053)
Net Assets 100.0%			$495,370

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Principal only security.
(b)	Payment in-kind security.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$543	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(554)	$543	$543
Total Repurchase Agreements						$(554)	$543	$543

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	2.050%	11/21/2019	01/15/2020	$(10,609)	$(10,635)
BPG	2.030	11/21/2019	02/21/2020	(15,414)	(15,451)
MSC	1.880	11/06/2019	02/03/2020	(33,524)	(33,624)
TDL	1.870	11/04/2019	01/06/2020	(6,291)	(6,311)
	2.000	11/25/2019	02/14/2020	(1,685)	(1,688)
	2.160	11/19/2019	01/06/2020	(3,832)	(3,842)
	2.160	11/20/2019	01/06/2020	(9,116)	(9,139)
Total Sale-Buyback Transactions					$(80,690)

(g)	Securities with an aggregate market value of $79,478 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(68,936) at a weighted average interest rate of 2.278%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Payable for sale-buyback transactions includes $(116) of deferred price drop.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-BTP Italy Government Bond March Futures	03/2020	238	$38,032	$(371)	$0	$(109)
Euro-Bund 10-Year Bond March Futures	03/2020	7	1,339	(21)	0	(9)
U.S. Treasury 5-Year Note March Futures	03/2020	487	57,763	(154)	1	(10)
U.S. Treasury 10-Year Note March Futures	03/2020	632	81,163	(659)	3	(65)
United Kingdom Long Gilt March Futures	03/2020	39	6,787	(60)	29	(66)
				$(1,265)	$33	$(259)

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2019 (Unaudited)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	12/2020	36	$(10,132)	$28	$1	$0
Euro-OAT France Government 10-Year Bond March Futures	03/2020	45	(8,216)	103	53	0
U.S. Treasury 30-Year Bond March Futures	03/2020	110	(17,150)	334	44	0
				$465	$98	$0
Total Futures Contracts				$(800)	$131	$(259)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Dominion Energy, Inc.	(1.000)%	Quarterly	03/20/2021	0.063%	$1,700	$(43)	$23	$(20)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Rolls-Royce PLC	1.000%	Quarterly	12/20/2024	0.994%	EUR	1,100	$(6)	$7	$1	$0	$0
Simon Property Group LP	1.000	Quarterly	06/20/2022	0.162		$3,500	67	5	72	0	(1)
							$61	$12	$73	$0	$(1)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(6)	3-Month USD-LIBOR	1.700%	Semi-Annual	06/11/2021		$154,300	$(32)	$17	$(15)	$28	$0
Receive(6)	6-Month EUR-EURIBOR	(0.150)	Annual	03/18/2030	EUR	8,200	19	328	347	44	0
Receive(6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2025	GBP	7,800	8	62	70	11	0
Receive(6)	6-Month GBP-LIBOR	1.000	Semi-Annual	06/17/2030		4,400	(17)	37	20	36	0
Receive(6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050		3,300	80	337	417	70	0
Receive(6)	6-Month GBP-LIBOR	1.000	Semi-Annual	06/17/2050		2,500	46	53	99	56	0
Pay	6-Month JPY-LIBOR	0.100	Semi-Annual	03/20/2024	JPY	1,720,000	61	5	66	4	0
Pay	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		110,000	13	4	17	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		1,740,000	(115)	(159)	(274)	0	(13)
Pay	6-Month JPY-LIBOR	(0.095)	Semi-Annual	09/13/2026		270,000	0	(25)	(25)	1	0
Pay	6-Month JPY-LIBOR	(0.092)	Semi-Annual	09/13/2026		140,000	0	(12)	(12)	1	0
Pay	6-Month JPY-LIBOR	(0.068)	Semi-Annual	09/18/2026		230,000	0	(17)	(17)	1	0
Pay	6-Month JPY-LIBOR	(0.062)	Semi-Annual	09/18/2026		370,000	0	(26)	(26)	1	0
Pay	6-Month JPY-LIBOR	(0.064)	Semi-Annual	09/19/2026		135,000	0	(10)	(10)	1	0
Pay	6-Month JPY-LIBOR	(0.063)	Semi-Annual	09/19/2026		135,000	0	(9)	(9)	1	0
Pay	6-Month JPY-LIBOR	(0.087)	Semi-Annual	09/20/2026		67,000	0	(6)	(6)	0	0
Pay	6-Month JPY-LIBOR	(0.097)	Semi-Annual	09/24/2026		163,000	0	(15)	(15)	1	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		600,000	(11)	(93)	(104)	0	(4)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		300,000	20	(73)	(53)	0	(2)
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		260,000	0	(64)	(64)	0	(2)
Pay	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		10,000	3	0	3	0	0
Receive(6)	6-Month JPY-LIBOR	0.250	Semi-Annual	03/17/2031		6,380,000	77	36	113	0	(6)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		331,900	27	(278)	(251)	0	(4)
Pay	6-Month JPY-LIBOR	0.103	Semi-Annual	08/28/2039		10,000	0	(4)	(4)	0	0
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		68,700	(2)	(99)	(101)	0	(1)
Pay	28-Day MXN-TIIE	8.735	Lunar	11/06/2020	MXN	1,114,600	(32)	899	867	1	0
Receive	28-Day MXN-TIIE	8.720	Lunar	11/13/2020		185,300	21	(166)	(145)	0	0
Receive	28-Day MXN-TIIE	8.683	Lunar	11/27/2020		239,400	0	(188)	(188)	0	0
Receive	28-Day MXN-TIIE	8.855	Lunar	12/03/2020		302,100	0	(278)	(278)	0	0
Receive	28-Day MXN-TIIE	8.855	Lunar	12/10/2020		333,600	0	(310)	(310)	0	(1)
							$166	$(54)	$112	$257	$(33)
Total Swap Agreements							$184	$(19)	$165	$257	$(34)

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2019 (Unaudited)

(i)	Securities with an aggregate market value of $1,888 and cash of $4,957 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BPS	01/2020	EUR	140		$155	$0	$(3)
	01/2020	GBP	32,994		42,725	0	(987)
	01/2020		$1,336	EUR	1,201	12	0
	01/2020		609	GBP	463	4	0
	01/2020		600	MXN	11,402	2	0
	02/2020	MXN	97,260		$5,005	0	(109)
	03/2020	THB	4,522		150	0	(1)
	04/2020	MXN	11,402		592	0	(1)
CBK	01/2020		4,670		243	0	(4)
	04/2020		$5,575	MXN	109,643	130	0
HUS	01/2020	EUR	370		$411	0	(4)
	01/2020		$611	GBP	457	0	(6)
	02/2020		17,140	JPY	1,855,300	0	(29)
MYI	01/2020	EUR	14,912		$16,488	0	(246)
SCX	02/2020	AUD	8,916		6,099	0	(164)
UAG	01/2020	MXN	6,732		348	0	(7)
Total Forward Foreign Currency Contracts						$148	$(1,561)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

									Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2021	0.230%	$1,900	$12	$10	$22	$0
BPS	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	0.229	200	(34)	34	0	0
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.230	5,200	33	28	61	0
GST	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	0.229	100	(16)	16	0	0
	Russia Government International Bond	1.000	Quarterly	12/20/2024	0.556	1,000	6	16	22	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.501	3,100	(130)	66	0	(64)
							$(129)	$170	$105	$(64)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPS	CMBX.NA.AAA.9 Index	0.500%	Monthly	09/17/2058	$9,700	$(403)	$530	$127	$0
Total Swap Agreements						$(532)	$700	$232	$(64)

(k)	Securities with an aggregate market value of $619 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2019 (Unaudited)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$118,633	$0	$118,633
Industrials	0	61,835	0	61,835
Utilities	0	21,350	0	21,350
Municipal Bonds & Notes
California	0	3,790	0	3,790
U.S. Government Agencies	0	243,599	0	243,599
U.S. Treasury Obligations	0	89,339	0	89,339
Non-Agency Mortgage-Backed Securities	0	111,987	0	111,987
Asset-Backed Securities	0	14,800	0	14,800
Sovereign Issues	0	9,176	0	9,176
Preferred Securities
Banking & Finance	0	6,528	0	6,528
Short-Term Instruments
Repurchase Agreements	0	543	0	543

	$0	$681,580	$0	$681,580
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$21,993	$0	$0	$21,993

Total Investments	$21,993	$681,580	$0	$703,573
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	131	257	0	388
Over the counter	0	380	0	380

	$131	$637	$0	$768
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(259)	(34)	0	(293)
Over the counter	0	(1,625)	0	(1,625)

	$(259)	$(1,659)	$0	$(1,918)

Total Financial Derivative Instruments	$(128)	$(1,022)	$0	$(1,150)

Totals	$21,865	$680,558	$0	$702,423

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Consolidated Schedule of Investments PIMCO Total Return Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 145.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.5%
Altice France S.A. 5.740% (LIBOR03M + 4.000%) due 08/14/2026 ~		$11,781	$11,847
American Honda Finance Corp. 2.811% (LIBOR03M + 0.850%) due 03/29/2021 «~		31,800	31,804
Dubai World (2.000% Cash and 1.750% PIK) 3.750% (LIBOR03M + 2.000%) due 09/30/2022 ~(c)		11,530	10,766
Encina Private Credit LLC 4.740% (LIBOR03M + 3.000%) due 11/30/2025 «~		9,263	9,263
GHH Holdings Ltd. 2.611% (LIBOR03M + 1.850%) due 12/04/2024 «~(l)	GBP	50,000	66,313
HCA, Inc. 3.549% (LIBOR03M + 1.750%) due 03/13/2025 ~		$2,915	2,935
Hotel (PL Property) Ltd. 2.685% (LIBOR03M + 1.900%) due 02/07/2023 «~(l)	GBP	36,000	47,713
KRE Broadway Owner LLC 3.415% (LIBOR03M + 1.700%) due 08/10/2023 «~		$100,000	99,841
Marriott Ownership Resorts, Inc. 3.549% (LIBOR03M + 1.750%) due 08/29/2025 ~		2,779	2,800
MGM Growth Properties Operating Partnership LP 3.799% (LIBOR03M + 2.000%) due 03/21/2025 ~		17,277	17,384
NCI Building Systems, Inc. 5.486% (LIBOR03M + 3.750%) due 04/12/2025 ~		3,456	3,455
PG&E Corp.
2.250% due 12/31/2020 «µ		12,400	12,446
2.250% - 3.970% (LIBOR03M + 2.250%) due 12/31/2020 «~		37,200	37,339
PKY- San Felipe Plaza LP TBD% - 3.788% (LIBOR03M + 2.050%) due 12/09/2021 «~µ(l)		122,000	122,222
Project Bull 3.758% (LIBOR03M + 2.000%) due 03/10/2020 «~		100,210	100,356
Qatar National Bank SAQ 2.799% (LIBOR03M + 0.900%) due 12/22/2020 «~		68,100	68,236
State Of Qatar 2.721% - 2.996% (LIBOR03M + 0.800%) due 12/21/2020 «~		73,000	73,000
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		19,200	19,351
Tawny Funding S.A. 3.150% (EUR003M + 3.150%) due 03/16/2023 «~(l)	EUR	179,899	201,862
Toyota Motor Credit Corp.
2.525% (LIBOR03M + 0.580%) due 09/28/2020 «~		$23,800	23,793
2.934% (LIBOR03M + 0.830%) due 03/29/2021 «~		59,800	59,826
Verifone Systems, Inc. 5.899% (LIBOR03M + 4.000%) due 08/20/2025 ~		9,306	9,213
Wyndham Hotels & Resorts, Inc. 3.549% (LIBOR03M + 1.750%) due 05/30/2025 ~		1,481	1,491
Total Loan Participations and Assignments (Cost $1,039,291)			1,033,256
CORPORATE BONDS & NOTES 40.2%
BANKING & FINANCE 26.1%
ABN AMRO Bank NV 2.489% (US0003M + 0.570%) due 08/27/2021 ~		5,400	5,423
AerCap Ireland Capital DAC
2.875% due 08/14/2024		29,000	29,216
3.500% due 01/15/2025		13,250	13,657
3.950% due 02/01/2022		200	207
4.125% due 07/03/2023		4,000	4,226
4.250% due 07/01/2020		19,100	19,294
4.450% due 10/01/2025		24,500	26,338
4.450% due 04/03/2026		3,900	4,186
4.500% due 05/15/2021		3,700	3,819
4.625% due 10/30/2020		17,518	17,870
4.625% due 07/01/2022		1,115	1,178
4.875% due 01/16/2024		36,100	39,129
5.000% due 10/01/2021		400	419
AIA Group Ltd. 2.428% (US0003M + 0.520%) due 09/20/2021 ~		9,800	9,808
AIB Group PLC 4.750% due 10/12/2023		1,100	1,182
AIG Global Funding
2.300% due 07/01/2022		10,800	10,859
3.350% due 06/25/2021		13,000	13,287

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

Air Lease Corp.
2.500% due 03/01/2021		13,350	13,412
3.500% due 01/15/2022		3,900	4,008
3.750% due 02/01/2022		5,164	5,317
4.250% due 02/01/2024		28,400	30,464
Aircastle Ltd. 5.500% due 02/15/2022		2,500	2,659
Alexandria Real Estate Equities, Inc.
3.900% due 06/15/2023		26,300	27,629
3.950% due 01/15/2028		600	644
4.000% due 01/15/2024		1,500	1,598
Ally Financial, Inc.
4.125% due 03/30/2020		2,900	2,914
8.000% due 03/15/2020		22,806	23,017
Ambac LSNI LLC 6.945% due 02/12/2023 ●		32,890	33,383
American Campus Communities Operating Partnership LP 3.300% due 07/15/2026		1,600	1,658
American Express Co.
2.429% (US0003M + 0.525%) due 05/17/2021 ~		5,900	5,926
2.491% (US0003M + 0.600%) due 11/05/2021 ~		65,550	65,851
2.500% due 07/30/2024		27,200	27,513
2.519% (US0003M + 0.620%) due 05/20/2022 ~		52,000	52,350
3.375% due 05/17/2021		72,690	74,082
3.400% due 02/27/2023		67,600	70,191
3.700% due 11/05/2021		55,000	56,677
3.700% due 08/03/2023		11,700	12,300
American Homes 4 Rent LP
4.250% due 02/15/2028		6,678	7,112
4.900% due 02/15/2029		59,950	67,117
American Honda Finance Corp. 2.360% (US0003M + 0.450%) due 02/15/2022 ~		26,090	26,183
American International Group, Inc.
3.750% due 07/10/2025		15,500	16,586
4.875% due 06/01/2022		15	16
5.750% due 04/01/2048 ●		3,500	3,853
6.400% due 12/15/2020		1,900	1,979
American Tower Corp.
2.250% due 01/15/2022		8,000	8,025
2.750% due 01/15/2027		23,000	22,985
2.800% due 06/01/2020		1,704	1,709
3.000% due 06/15/2023		5,753	5,892
3.300% due 02/15/2021		3,145	3,188
3.375% due 05/15/2024		7,600	7,892
5.900% due 11/01/2021		5,612	5,995
Aozora Bank Ltd. 2.750% due 03/09/2020		3,000	3,002
Atrium European Real Estate Ltd. 3.000% due 09/11/2025	EUR	28,200	33,810
Australia & New Zealand Banking Group Ltd.
2.364% (US0003M + 0.460%) due 05/17/2021 ~		$28,300	28,413
3.300% due 05/17/2021		101,500	103,487
Aviation Capital Group LLC
2.857% (US0003M + 0.950%) due 06/01/2021 ~		17,500	17,580
2.875% due 01/20/2022		8,900	8,963
3.500% due 11/01/2027		700	705
3.875% due 05/01/2023		79,100	81,731
4.125% due 08/01/2025		26,300	27,495
4.375% due 01/30/2024		2,200	2,318
4.875% due 10/01/2025		2,700	2,908
7.125% due 10/15/2020		3,700	3,840
Avolon Holdings Funding Ltd.
3.950% due 07/01/2024		36,300	37,874
5.125% due 10/01/2023		1,300	1,405
5.250% due 05/15/2024		7,100	7,771
5.500% due 01/15/2023		9,031	9,762
AXA Equitable Holdings, Inc. 3.900% due 04/20/2023		4,950	5,187
Banco do Brasil S.A. 6.000% due 01/22/2020		4,700	4,716
Banco Santander S.A.
3.000% (US0003M + 1.090%) due 02/23/2023 ~		10,000	10,069
3.848% due 04/12/2023		2,200	2,295
Bank of America Corp.
2.559% (US0003M + 0.650%) due 10/01/2021 ~		38,050	38,163
2.625% due 04/19/2021		8,600	8,682
2.682% (US0003M + 0.790%) due 03/05/2024 ~		132,600	133,290
2.881% due 04/24/2023 ●		20,400	20,762
2.936% (US0003M + 1.000%) due 04/24/2023 ~		62,300	63,015
3.004% due 12/20/2023 ●		5,487	5,622
3.124% due 01/20/2023 ●		500	510
3.300% due 01/11/2023		11,165	11,547
3.386% (US0003M + 1.420%) due 04/19/2021 ~		11,920	12,110
3.419% due 12/20/2028 ●		67,957	71,323
3.499% due 05/17/2022 ●		17,280	17,627
3.550% due 03/05/2024 ●		163,000	169,247

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

3.864% due 07/23/2024 ●		62,400	65,694
4.000% due 04/01/2024		1,041	1,115
4.100% due 07/24/2023		28,890	30,832
4.125% due 01/22/2024		15,699	16,895
Bank of Ireland 7.375% due 06/18/2020 ●(j)(k)	EUR	22,947	26,592
Bank of Nova Scotia
1.875% due 04/26/2021		$4,100	4,102
2.375% due 01/18/2023		15,500	15,731
Banque Federative du Credit Mutuel S.A.
2.926% (US0003M + 0.960%) due 07/20/2023 ~		9,700	9,839
3.750% due 07/20/2023		27,900	29,259
Barclays Bank PLC
7.625% due 11/21/2022 (k)		130,220	146,428
10.000% due 05/21/2021	GBP	3,100	4,575
10.179% due 06/12/2021		$224,752	249,837
Barclays PLC
3.200% due 08/10/2021		43,700	44,333
3.340% (US0003M + 1.430%) due 02/15/2023 ~		72,100	72,713
3.635% (US0003M + 1.625%) due 01/10/2023 ~		48,400	49,034
3.684% due 01/10/2023		50,100	51,378
4.011% (US0003M + 2.110%) due 08/10/2021 ~		63,700	65,225
4.338% due 05/16/2024 ●		1,400	1,476
4.610% due 02/15/2023 ●		103,800	108,423
7.750% due 09/15/2023 ●(j)(k)		20,600	22,520
7.875% due 09/15/2022 ●(j)(k)	GBP	5,100	7,511
8.000% due 12/15/2020 ●(j)(k)	EUR	33,107	39,689
BBVA Bancomer S.A.
6.500% due 03/10/2021		$28,705	29,977
7.250% due 04/22/2020		1,415	1,433
BBVA USA
2.500% due 08/27/2024		28,800	28,561
2.618% (US0003M + 0.730%) due 06/11/2021 ~		72,350	72,537
3.500% due 06/11/2021		109,800	111,706
BGC Partners, Inc.
5.125% due 05/27/2021		10,700	11,052
5.375% due 07/24/2023		31,500	33,690
BNP Paribas S.A.
2.819% due 11/19/2025 ●		9,300	9,408
3.500% due 03/01/2023		2,300	2,380
4.705% due 01/10/2025 ●		138,200	149,666
5.198% due 01/10/2030 ●(n)		50,300	59,121
7.625% due 03/30/2021 ●(j)(k)		600	633
BOC Aviation Ltd.
3.500% due 01/31/2023		2,100	2,145
3.500% due 10/10/2024		9,100	9,404
Boston Properties LP
2.900% due 03/15/2030		2,150	2,146
3.200% due 01/15/2025		2,180	2,262
3.400% due 06/21/2029		54,500	56,936
3.650% due 02/01/2026		12,100	12,819
4.500% due 12/01/2028		6,600	7,481
BPCE S.A.
4.000% due 09/12/2023		77,000	81,275
4.000% due 04/15/2024		2,000	2,145
Brandywine Operating Partnership LP
3.950% due 11/15/2027		12,900	13,483
4.550% due 10/01/2029		17,900	19,469
Brixmor Operating Partnership LP
3.250% due 09/15/2023		5,900	6,073
3.900% due 03/15/2027		3,090	3,241
4.125% due 06/15/2026		8,500	9,054
4.125% due 05/15/2029		11,200	12,027
Brookfield Finance, Inc. 4.000% due 04/01/2024		1,600	1,716
Capital One Financial Corp.
2.386% (US0003M + 0.450%) due 10/30/2020 ~		67,700	67,845
2.400% due 10/30/2020		26,200	26,283
3.450% due 04/30/2021		39,800	40,525
4.250% due 04/30/2025		50,980	55,494
Carlyle Finance LLC 5.650% due 09/15/2048		2,460	2,924
Caterpillar Financial Services Corp. 3.750% due 11/24/2023		1,900	2,028
CBL & Associates LP 5.950% due 12/15/2026		8,750	5,270
CC Holdings GS LLC 3.849% due 04/15/2023		2,700	2,831
Charles Schwab Corp. 2.650% due 01/25/2023		12,400	12,643
CIT Group, Inc. 4.125% due 03/09/2021		2,000	2,041
Citibank N.A.
2.499% (US0003M + 0.600%) due 05/20/2022 ~		44,000	44,179
2.844% due 05/20/2022 ●		34,200	34,618
3.050% due 05/01/2020		160,900	161,392

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

3.400% due 07/23/2021		35,000	35,755
3.650% due 01/23/2024		8,000	8,469
Citigroup, Inc.
2.350% due 08/02/2021		28,900	29,078
2.650% due 10/26/2020		29,099	29,260
2.700% due 03/30/2021		65,300	65,922
2.750% due 04/25/2022		69,900	70,989
2.876% due 07/24/2023 ●		1,413	1,438
2.900% due 12/08/2021		12,300	12,503
2.900% (US0003M + 0.960%) due 04/25/2022 ~		71,800	72,767
2.930% (US0003M + 1.023%) due 06/01/2024 ~		59,200	59,922
3.142% due 01/24/2023 ●		3,200	3,266
3.159% (US0003M + 1.250%) due 07/01/2026 ~		7,050	7,239
3.200% due 10/21/2026		2,800	2,905
3.337% (US0003M + 1.430%) due 09/01/2023 ~		10,626	10,857
3.341% (US0003M + 1.380%) due 03/30/2021 ~		54,800	55,557
3.887% due 01/10/2028 ●		13,000	14,004
4.044% due 06/01/2024 ●		3,855	4,078
CNH Industrial Capital LLC 3.875% due 10/15/2021		200	206
Cooperatieve Rabobank UA
2.625% due 07/22/2024		29,800	30,147
3.125% due 04/26/2021		4,000	4,063
3.875% due 09/26/2023		28,950	30,608
4.375% due 08/04/2025		23,800	25,822
5.500% due 06/29/2020 ●(j)(k)	EUR	60,703	69,793
6.625% due 06/29/2021 ●(j)(k)		52,000	63,447
6.875% due 03/19/2020 (k)		12,500	14,230
Corporate Office Properties LP 5.000% due 07/01/2025		$28,500	30,726
CPI Property Group S.A.
1.450% due 04/14/2022	EUR	15,500	17,849
1.625% due 04/23/2027		6,100	6,745
4.750% due 03/08/2023		$7,300	7,690
Credit Suisse AG 6.500% due 08/08/2023 (k)		14,700	16,427
Credit Suisse Group AG
2.593% due 09/11/2025 ●		33,400	33,516
2.997% due 12/14/2023 ●		1,200	1,222
3.574% due 01/09/2023		3,400	3,493
4.207% due 06/12/2024 ●		6,500	6,875
7.500% due 12/11/2023 ●(j)(k)		10,000	11,268
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020		25,300	25,530
3.450% due 04/16/2021		36,000	36,618
3.750% due 03/26/2025		56,400	59,682
3.800% due 09/15/2022		134,129	139,620
3.800% due 06/09/2023		94,700	99,143
4.293% (US0003M + 2.290%) due 04/16/2021 ~		154,250	158,166
4.550% due 04/17/2026		1,900	2,109
Crown Castle International Corp.
2.250% due 09/01/2021		4,075	4,087
3.150% due 07/15/2023		1,400	1,445
3.400% due 02/15/2021		5,220	5,291
4.875% due 04/15/2022		700	741
5.250% due 01/15/2023		21,641	23,512
CubeSmart LP 4.800% due 07/15/2022		2,200	2,321
CyrusOne LP 3.450% due 11/15/2029		4,826	4,848
Daiwa Securities Group, Inc. 3.129% due 04/19/2022		40,300	41,077
Danske Bank A/S
5.000% due 01/12/2022		36,900	38,743
5.375% due 01/12/2024		2,611	2,867
DBS Bank Ltd. 3.300% due 11/27/2021		39,700	40,768
Deutsche Bank AG
0.105% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	2,200	2,462
0.257% (EUR003M + 0.650%) due 09/10/2021 ~		5,400	6,003
2.768% (US0003M + 0.815%) due 01/22/2021 ~		$103,600	103,188
2.971% (US0003M + 0.970%) due 07/13/2020 ~		96,900	96,991
3.094% (US0003M + 1.190%) due 11/16/2022 ~		84,300	83,637
3.150% due 01/22/2021		1,575	1,582
3.192% (US0003M + 1.290%) due 02/04/2021 ~		39,300	39,372
3.300% due 11/16/2022		5,900	5,962
3.375% due 05/12/2021		34,900	35,269
3.950% due 02/27/2023		87,400	89,636
3.961% due 11/26/2025 ●		151,650	154,985
4.250% due 02/04/2021		76,000	77,219
4.250% due 10/14/2021		255,400	262,673
5.000% due 02/14/2022		36,800	38,437
Dexia Credit Local S.A. 2.375% due 09/20/2022		57,300	58,053
Digital Realty Trust LP
3.600% due 07/01/2029		25,110	26,133

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

3.950% due 07/01/2022		28,100	29,255
4.450% due 07/15/2028		54,090	59,876
4.750% due 10/01/2025		8,500	9,444
Discover Bank 2.450% due 09/12/2024		19,200	19,152
Emerald Bay S.A. 0.000% due 10/08/2020 (g)	EUR	17,397	19,100
EPR Properties
3.750% due 08/15/2029		$13,100	13,278
4.950% due 04/15/2028		16,780	18,329
Equinix, Inc. 2.875% due 03/15/2024	EUR	17,900	20,761
ERP Operating LP
2.500% due 02/15/2030		$46,300	45,962
2.850% due 11/01/2026		10,800	11,082
Essex Portfolio LP
3.250% due 05/01/2023		1,600	1,644
3.375% due 04/15/2026		1,180	1,227
3.500% due 04/01/2025		6,100	6,403
European Bank for Reconstruction & Development 1.625% due 09/27/2024		12,900	12,804
European Investment Bank 2.875% due 06/13/2025		4,540	4,797
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		7,600	8,278
FCE Bank PLC
0.097% due 08/26/2020 ●	EUR	1,900	2,129
0.869% due 09/13/2021		3,700	4,171
1.875% due 06/24/2021		4,800	5,503
Federal Realty Investment Trust 3.250% due 07/15/2027		$1,200	1,244
Ford Motor Credit Co. LLC
0.000% due 12/01/2021 ●	EUR	6,300	6,941
0.025% due 12/07/2022 ●		16,800	18,222
0.032% due 05/14/2021 ●		9,400	10,479
2.332% (US0003M + 0.430%) due 11/02/2020 ~		$1,100	1,094
2.343% due 11/02/2020		14,445	14,420
2.459% due 03/27/2020		3,200	3,201
2.865% (US0003M + 0.930%) due 09/24/2020 ~		27,490	27,532
2.881% (US0003M + 0.880%) due 10/12/2021 ~		2,132	2,114
2.982% (US0003M + 1.080%) due 08/03/2022 ~		700	689
3.021% due 03/06/2024	EUR	11,000	13,065
3.096% due 05/04/2023		$15,800	15,788
3.145% (US0003M + 1.235%) due 02/15/2023 ~		21,000	20,662
3.157% due 08/04/2020		26,715	26,824
3.200% due 01/15/2021		45,537	45,794
3.231% (US0003M + 1.270%) due 03/28/2022 ~		14,057	13,958
3.336% due 03/18/2021		49,000	49,371
3.350% due 11/01/2022		16,800	16,973
3.470% due 04/05/2021		900	908
3.550% due 10/07/2022		79,900	81,089
4.593% (US0003M + 2.550%) due 01/07/2021 ~		35,580	36,096
5.183% (US0003M + 3.140%) due 01/07/2022 ~		24,200	25,015
5.584% due 03/18/2024		59,700	64,617
5.596% due 01/07/2022		129,300	136,255
8.125% due 01/15/2020		2,600	2,605
GAIF Bond Issuer Pty. Ltd. 3.400% due 09/30/2026		5,400	5,487
GE Capital European Funding Unlimited Co.
0.000% due 01/21/2020 ●	EUR	2,800	3,141
0.000% due 05/17/2021 ●		300	336
0.800% due 01/21/2022		22,000	25,014
2.250% due 07/20/2020		4,400	5,004
2.625% due 03/15/2023		4,700	5,662
GE Capital International Funding Co. Unlimited Co.
2.342% due 11/15/2020		$28,100	28,127
3.373% due 11/15/2025		2,241	2,334
GE Capital UK Funding Unlimited Co.
4.125% due 09/13/2023	GBP	800	1,148
5.125% due 05/24/2023		2,445	3,584
General Motors Financial Co., Inc.
0.151% due 03/26/2022 ●	EUR	42,000	46,916
2.448% (US0003M + 0.540%) due 11/06/2020 ~		$202,800	202,491
2.450% due 11/06/2020		202,800	203,307
2.916% (US0003M + 0.930%) due 04/13/2020 ~		39,300	39,364
3.200% due 07/13/2020		56,521	56,784
3.550% due 07/08/2022		81,500	83,902
4.200% due 03/01/2021		11,902	12,161
4.200% due 11/06/2021		24,800	25,714
5.100% due 01/17/2024		33,080	35,916
Glitnir Banki HF 0.000% due 12/31/2030 «	EUR	27	1
GLP Capital LP
3.350% due 09/01/2024		$4,800	4,913
4.000% due 01/15/2030		19,300	19,744
5.250% due 06/01/2025		2,390	2,629

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

5.300% due 01/15/2029		2,500	2,783
5.375% due 04/15/2026		1,500	1,661
Goldman Sachs Group, Inc.
2.660% (US0003M + 0.750%) due 02/23/2023 ~		85,500	86,032
2.707% (US0003M + 0.780%) due 10/31/2022 ~		32,300	32,530
2.876% due 10/31/2022 ●		73,700	74,745
2.936% (US0003M + 1.000%) due 07/24/2023 ~		4,800	4,849
3.046% (US0003M + 1.110%) due 04/26/2022 ~		12,700	12,830
3.094% (US0003M + 1.160%) due 04/23/2020 ~		31,164	31,236
3.094% (US0003M + 1.200%) due 09/15/2020 ~		31,900	32,108
3.200% due 02/23/2023		36,600	37,636
3.500% due 01/23/2025		1,300	1,364
3.680% (US0003M + 1.770%) due 02/25/2021 ~		75,000	76,277
3.750% due 05/22/2025		1,000	1,061
3.850% due 07/08/2024		16,113	17,038
4.000% due 03/03/2024		8,961	9,548
5.250% due 07/27/2021		1,600	1,679
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		10,100	10,368
GSPA Monetization Trust 6.422% due 10/09/2029		15,690	18,275
Harley-Davidson Financial Services, Inc.
2.847% (US0003M + 0.940%) due 03/02/2021 ~		18,900	19,015
2.850% due 01/15/2021		12,100	12,155
3.550% due 05/21/2021		32,500	33,103
Healthcare Trust of America Holdings LP
3.100% due 02/15/2030		2,800	2,780
3.500% due 08/01/2026		8,200	8,558
Healthpeak Properties, Inc.
3.000% due 01/15/2030		37,800	37,940
3.250% due 07/15/2026		1,090	1,130
Host Hotels & Resorts LP
3.375% due 12/15/2029		10,000	10,101
3.750% due 10/15/2023		40	42
HSBC Bank Canada 3.300% due 11/28/2021		95,700	98,145
HSBC Holdings PLC
2.504% (US0003M + 0.600%) due 05/18/2021 ~		31,900	31,935
2.537% (US0003M + 0.650%) due 09/11/2021 ~		112,000	112,258
2.650% due 01/05/2022		1,500	1,516
3.033% due 11/22/2023 ●		20,900	21,386
3.262% due 03/13/2023 ●		2,000	2,046
3.400% due 03/08/2021		32,700	33,219
3.543% (US0003M + 1.500%) due 01/05/2022 ~		51,900	52,943
4.125% (US0003M + 2.240%) due 03/08/2021 ~		49,699	50,806
4.750% due 07/04/2029 ●(j)(k)	EUR	22,600	28,622
5.875% due 09/28/2026 ●(j)(k)	GBP	24,600	35,921
Hudson Pacific Properties LP 3.250% due 01/15/2030		$15,900	15,816
ING Bank NV 2.625% due 12/05/2022		48,200	49,199
ING Groep NV
3.111% (US0003M + 1.150%) due 03/29/2022 ~		12,100	12,269
3.150% due 03/29/2022		2,300	2,352
4.100% due 10/02/2023		35,500	37,764
Intercontinental Exchange, Inc. 2.350% due 09/15/2022		2,600	2,628
International Lease Finance Corp.
5.875% due 08/15/2022		1,000	1,089
8.250% due 12/15/2020		2,800	2,961
8.625% due 01/15/2022		5,700	6,413
Intesa Sanpaolo SpA 3.250% due 09/23/2024		48,900	49,171
Jackson National Life Global Funding
2.301% (US0003M + 0.300%) due 10/15/2020 ~		9,300	9,314
2.375% due 09/15/2022		46,300	46,722
3.300% due 06/11/2021		15,000	15,303
John Deere Capital Corp. 2.435% (US0003M + 0.550%) due 06/07/2023 ~		15,490	15,551
JPMorgan Chase & Co.
2.400% due 06/07/2021		14,000	14,093
2.509% (US0003M + 0.610%) due 06/18/2022 ~		87,480	87,844
2.550% due 10/29/2020		13,300	13,362
2.550% due 03/01/2021		7,400	7,457
2.776% due 04/25/2023 ●		8,500	8,635
2.824% (US0003M + 0.890%) due 07/23/2024 ~		99,100	99,952
2.840% (US0003M + 0.900%) due 04/25/2023 ~		68,400	69,022
2.985% (US0003M + 1.100%) due 06/07/2021 ~		26,500	26,796
3.166% (US0003M + 1.230%) due 10/24/2023 ~		1,100	1,119
3.250% due 09/23/2022		5	5
3.387% (US0003M + 1.480%) due 03/01/2021 ~		17,900	18,142
3.514% due 06/18/2022 ●		42,800	43,725
3.625% due 05/13/2024		1,700	1,802
3.797% due 07/23/2024 ●		25,490	26,866
JPMorgan Chase Bank N.A.
2.276% (US0003M + 0.340%) due 04/26/2021 ~		179,800	179,906

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

3.086% due 04/26/2021 ●		238,625	239,446
KEB Hana Bank 3.375% due 01/30/2022		18,400	18,828
KeyBank N.A. 3.350% due 06/15/2021		2,100	2,146
Kilroy Realty LP 4.375% due 10/01/2025		2,900	3,154
Kimco Realty Corp.
2.700% due 03/01/2024		10,400	10,524
3.300% due 02/01/2025		9,200	9,574
Lazard Group LLC 4.375% due 03/11/2029		3,700	4,031
Lifestorage LP 3.500% due 07/01/2026		8,900	9,145
Lima Metro Line Finance Ltd. 5.875% due 07/05/2034		12,931	15,005
Lloyds Bank PLC
2.250% due 08/14/2022		95,900	96,363
6.500% due 09/14/2020		100	103
7.500% due 04/02/2032 þ		43,800	36,623
Lloyds Banking Group PLC
1.000% due 11/09/2023	EUR	13,500	15,549
2.291% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	9,990	6,969
2.728% (US0003M + 0.800%) due 06/21/2021 ~		$41,100	41,336
2.858% due 03/17/2023 ●		67,900	68,748
2.907% due 11/07/2023 ●		5,300	5,379
3.900% due 03/12/2024		10,900	11,509
4.000% due 03/07/2025	AUD	22,100	16,474
4.050% due 08/16/2023		$9,600	10,179
7.625% due 06/27/2023 ●(j)(k)	GBP	50,000	74,453
Logicor Financing SARL
1.500% due 11/14/2022	EUR	5,900	6,831
2.250% due 05/13/2025		41,100	49,424
3.250% due 11/13/2028		10,900	13,708
Marsh & McLennan Cos., Inc. 3.500% due 03/10/2025		$4,000	4,222
MassMutual Global Funding 2.250% due 07/01/2022		32,800	33,048
Metropolitan Life Global Funding
2.400% due 06/17/2022		4,700	4,749
3.375% due 01/11/2022		12,800	13,159
3.450% due 12/18/2026		16,000	17,170
3.600% due 01/11/2024		13,000	13,753
Mid-America Apartments LP
2.750% due 03/15/2030		10,500	10,475
3.950% due 03/15/2029		13,900	15,176
4.200% due 06/15/2028		1,300	1,434
4.300% due 10/15/2023		100	107
Mitsubishi UFJ Financial Group, Inc.
2.190% due 09/13/2021		1,500	1,504
2.527% due 09/13/2023		6,800	6,874
2.586% (US0003M + 0.650%) due 07/26/2021 ~		4,700	4,722
2.623% due 07/18/2022		38,000	38,515
2.647% (US0003M + 0.740%) due 03/02/2023 ~		97,700	98,008
2.801% due 07/18/2024		76,800	78,340
2.950% due 03/01/2021		3,968	4,011
3.407% due 03/07/2024		1,338	1,395
3.455% due 03/02/2023		109,100	113,169
3.535% due 07/26/2021		16,800	17,193
3.787% (US0003M + 1.880%) due 03/01/2021 ~		6,710	6,832
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.250% due 09/07/2021		3,785	3,783
2.652% due 09/19/2022		5,680	5,725
3.406% due 02/28/2022		6,300	6,440
Mizuho Financial Group, Inc.
2.555% due 09/13/2025 ●		40,700	40,701
2.682% (US0003M + 0.790%) due 03/05/2023 ~		111,100	111,584
3.549% due 03/05/2023		103,000	107,300
3.922% due 09/11/2024 ●		70,600	74,209
Morgan Stanley
2.451% (US0003M + 0.550%) due 02/10/2021 ~		119,900	119,960
2.500% due 04/21/2021		21,200	21,366
2.625% due 11/17/2021		3,000	3,036
2.720% due 07/22/2025 ●		45,890	46,475
3.125% due 07/27/2026		300	310
3.146% (US0003M + 1.180%) due 01/20/2022 ~		22,925	23,138
3.336% (US0003M + 1.400%) due 10/24/2023 ~		5,600	5,724
3.366% (US0003M + 1.400%) due 04/21/2021 ~		1,788	1,815
3.737% due 04/24/2024 ●		90,780	94,876
3.750% due 02/25/2023		1,000	1,048
MPT Operating Partnership LP 3.692% due 06/05/2028	GBP	3,200	4,360
National Australia Bank Ltd.
3.450% due 12/04/2023		$19,000	20,068
3.625% due 06/20/2023		23,600	24,802

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

Nationwide Building Society
3.766% due 03/08/2024 ●		140,400	145,345
3.960% due 07/18/2030 ●		35,300	37,916
4.363% due 08/01/2024 ●		19,720	20,918
Natwest Markets PLC
0.003% (EUR003M + 0.400%) due 03/02/2020 ~	EUR	10,600	11,894
0.625% due 03/02/2022		6,200	7,033
Navient Corp.
5.000% due 10/26/2020		$1,200	1,219
6.150% due 03/10/2021		2,200	2,199
6.625% due 07/26/2021		1,400	1,484
8.000% due 03/25/2020		333	337
New York Life Global Funding 2.900% due 01/17/2024		1,800	1,857
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021		3,940	3,910
2.150% due 07/13/2020		2,400	2,399
2.150% due 09/28/2020		600	599
2.600% due 09/28/2022		3,422	3,426
2.650% due 07/13/2022		6,900	6,920
2.651% due 09/28/2022 ●		600	599
2.891% (US0003M + 0.890%) due 01/13/2022 ~		9,805	9,856
3.150% due 03/15/2021		5,200	5,251
3.450% due 03/15/2023		200	204
3.650% due 09/21/2021		3,302	3,371
Nordea Bank Abp
2.250% due 05/27/2021		5,400	5,424
2.500% due 09/17/2020		2,100	2,110
3.750% due 08/30/2023		2,100	2,193
NTT Finance Corp. 1.900% due 07/21/2021		12,800	12,768
Nuveen Finance LLC 4.125% due 11/01/2024		5,475	5,948
Old Republic International Corp. 3.875% due 08/26/2026		2,850	3,003
Omega Healthcare Investors, Inc.
3.625% due 10/01/2029		14,300	14,314
4.375% due 08/01/2023		100	106
5.250% due 01/15/2026		33,200	36,930
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125% due 03/20/2022		1,400	1,428
4.125% due 02/01/2029		4,700	5,178
ORIX Corp. 2.650% due 04/13/2021		1,000	1,005
Oversea-Chinese Banking Corp. Ltd. 2.354% (US0003M + 0.450%) due 05/17/2021 ~		53,400	53,502
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		5,100	5,176
4.500% due 03/15/2023		8,288	8,702
5.250% due 08/15/2022		55,671	59,468
5.500% due 02/15/2024		4,750	5,221
Physicians Realty LP 3.950% due 01/15/2028		3,900	4,082
Pinnacol Assurance 8.625% due 06/25/2034 «(l)		15,000	16,054
Piper Jaffray Cos.
4.740% due 10/15/2021		8,900	8,889
5.200% due 10/15/2023		14,000	13,983
PNC Bank N.A.
2.232% due 07/22/2022 ●		9,700	9,735
2.403% (US0003M + 0.450%) due 07/22/2022 ~		40,100	40,181
PNC Financial Services Group, Inc. 2.200% due 11/01/2024		3,500	3,512
Protective Life Global Funding 3.104% due 04/15/2024		30,100	31,049
Public Storage 2.370% due 09/15/2022		15,400	15,569
QNB Finance Ltd. 3.351% (US0003M + 1.450%) due 08/11/2021 ~		26,200	26,462
Quicken Loans, Inc. 5.250% due 01/15/2028		14,600	15,145
Realty Income Corp.
3.250% due 10/15/2022		4,600	4,750
3.875% due 04/15/2025		2,800	3,019
Reckson Operating Partnership LP 7.750% due 03/15/2020		400	404
Regency Centers LP 2.950% due 09/15/2029		5,400	5,396
Regions Bank 3.374% due 08/13/2021 ●		5,600	5,643
Reliance Standard Life Global Funding 2.625% due 07/22/2022		12,100	12,268
Royal Bank of Canada
1.875% due 02/05/2020		15	15
2.300% due 03/22/2021		62,900	63,248
3.350% due 10/22/2021		3,500	3,591

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

Royal Bank of Scotland Group PLC
2.000% due 03/08/2023 ●	EUR	7,100	8,261
2.500% due 03/22/2023		6,500	7,795
3.380% (US0003M + 1.470%) due 05/15/2023 ~		$900	910
3.497% (US0003M + 1.550%) due 06/25/2024 ~		42,300	42,964
3.498% due 05/15/2023 ●		8,500	8,708
3.875% due 09/12/2023		69,750	73,093
4.519% due 06/25/2024 ●		37,900	40,257
4.892% due 05/18/2029 ●		20,300	22,953
7.500% due 08/10/2020 ●(j)(k)		31,400	32,143
7.648% due 09/30/2031 ●(j)		14,690	21,108
8.625% due 08/15/2021 ●(j)(k)		26,800	29,026
Santander Holdings USA, Inc. 3.400% due 01/18/2023		3,400	3,486
Santander UK Group Holdings PLC
2.875% due 10/16/2020		10,800	10,861
2.875% due 08/05/2021		70,339	71,079
3.125% due 01/08/2021		7,900	7,973
Santander UK PLC
2.125% due 11/03/2020		200	200
3.400% due 06/01/2021		43,600	44,508
3.750% due 11/15/2021		32,400	33,512
SBA Tower Trust
2.877% due 07/15/2046		14,900	14,965
3.156% due 10/10/2045		2,400	2,404
Scentre Group Trust 3.500% due 02/12/2025		1,000	1,038
Service Properties Trust
4.250% due 02/15/2021 (n)		55,700	56,504
4.350% due 10/01/2024		11,200	11,507
4.750% due 10/01/2026		31,200	32,001
4.950% due 10/01/2029		12,800	13,009
Shinhan Bank Co. Ltd. 4.000% due 04/23/2029 (k)		18,500	19,485
Simon Property Group LP
2.000% due 09/13/2024		35,200	35,022
2.450% due 09/13/2029		44,700	43,993
2.750% due 06/01/2023		8,100	8,280
3.375% due 12/01/2027		4,600	4,889
Skandinaviska Enskilda Banken AB
2.334% (US0003M + 0.430%) due 05/17/2021 ~		152,100	152,499
3.250% due 05/17/2021		144,100	146,541
SL Green Operating Partnership LP 2.884% (US0003M + 0.980%) due 08/16/2021 ~		2,100	2,100
SL Green Realty Corp. 4.500% due 12/01/2022		850	896
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		5,700	5,740
4.125% due 07/15/2023		1,300	1,368
Societe Generale S.A.
4.250% due 09/14/2023		70,250	74,611
7.375% due 09/13/2021 ●(j)(k)		500	531
Spirit Realty LP 3.400% due 01/15/2030		8,800	8,844
Springleaf Finance Corp.
6.125% due 05/15/2022		35,520	38,228
6.875% due 03/15/2025		41,090	46,842
8.250% due 12/15/2020		83,699	88,010
Stadshypotek AB 2.500% due 04/05/2022		1,200	1,216
Standard Chartered PLC
2.744% due 09/10/2022 ●		78,300	78,847
3.091% (US0003M + 1.200%) due 09/10/2022 ~		74,000	74,619
3.785% due 05/21/2025 ●		3,543	3,692
Sumitomo Mitsui Banking Corp. 2.371% (US0003M + 0.370%) due 10/16/2020 ~		9,000	9,014
Sumitomo Mitsui Financial Group, Inc.
2.448% due 09/27/2024		56,200	56,330
2.696% due 07/16/2024		52,300	53,039
2.743% (US0003M + 0.740%) due 10/18/2022 ~		4,300	4,319
2.934% due 03/09/2021		2,299	2,326
3.106% (US0003M + 1.140%) due 10/19/2021 ~		10,400	10,549
3.565% (US0003M + 1.680%) due 03/09/2021 ~		7,000	7,116
Svenska Handelsbanken AB
2.380% (US0003M + 0.470%) due 05/24/2021 ~		45,500	45,657
3.350% due 05/24/2021		116,750	119,057
3.900% due 11/20/2023		21,800	23,348
Synchrony Bank 3.650% due 05/24/2021		17,900	18,278
Synchrony Financial
2.850% due 07/25/2022		4,500	4,555
3.700% due 08/04/2026		2,800	2,893
5.150% due 03/19/2029		4,850	5,516
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	16,602	27,963
5.661% due 10/13/2041		8,341	14,399

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

5.744% due 04/13/2040		8,919	15,379
5.801% due 10/13/2040		23,080	40,161
Toronto-Dominion Bank
2.250% due 03/15/2021		$40,100	40,284
2.500% due 01/18/2023 (n)		28,000	28,357
3.350% due 10/22/2021		44,300	45,475
Toyota Motor Credit Corp. 2.304% due 05/17/2022 ●		32,500	32,606
U.S. Bank N.A.
2.256% (US0003M + 0.320%) due 04/26/2021 ~		58,500	58,655
3.150% due 04/26/2021		38,500	39,115
3.400% due 07/24/2023		76,500	79,914
UBS AG
2.387% (US0003M + 0.480%) due 12/01/2020 ~		67,800	67,981
5.125% due 05/15/2024 (k)		300	324
7.625% due 08/17/2022 (k)		35,249	39,750
UBS Group AG
2.650% due 02/01/2022		13,400	13,537
2.950% due 09/24/2020		19,999	20,141
3.000% due 04/15/2021		126,455	128,146
3.439% due 02/01/2022 ●		17,300	17,712
3.766% due 04/14/2021 ●		167,400	170,582
4.125% due 09/24/2025		24,800	26,974
4.125% due 04/15/2026		39,400	42,842
4.253% due 03/23/2028		6,200	6,778
6.875% due 03/22/2021 ●(j)(k)		1,300	1,356
UDR, Inc.
3.000% due 08/15/2031		1,500	1,503
4.000% due 10/01/2025		3,200	3,455
4.400% due 01/26/2029		5,000	5,589
UniCredit SpA
5.901% (US0003M + 3.900%) due 01/14/2022 ~		47,200	49,495
6.572% due 01/14/2022		21,050	22,606
7.830% due 12/04/2023		342,100	399,177
United Overseas Bank Ltd.
2.414% (US0003M + 0.480%) due 04/23/2021 ~		26,200	26,288
3.200% due 04/23/2021		14,200	14,413
Ventas Realty LP
3.000% due 01/15/2030		33,600	33,305
4.125% due 01/15/2026		5,000	5,355
VEREIT Operating Partnership LP
3.100% due 12/15/2029		13,200	12,978
3.950% due 08/15/2027		900	946
4.625% due 11/01/2025		6,600	7,225
4.875% due 06/01/2026		4,500	4,984
Volkswagen Bank GmbH
0.025% due 06/15/2021 ●	EUR	9,300	10,438
0.625% due 09/08/2021		17,800	20,183
1.069% (EUR003M + 1.470%) due 08/01/2022 ~		5,000	5,736
1.250% due 08/01/2022		35,600	41,021
1.875% due 01/31/2024		32,000	37,789
2.500% due 07/31/2026		14,000	17,175
Volkswagen Financial Services AG
0.250% due 10/16/2020		5,900	6,639
0.398% (EUR003M + 0.800%) due 02/15/2021 ~		12,900	14,541
Volkswagen Financial Services NV 1.875% due 09/07/2021	GBP	9,100	12,158
Volkswagen Leasing GmbH
0.025% due 07/06/2021 ●	EUR	29,300	32,893
0.250% due 02/16/2021		20,900	23,534
1.000% due 02/16/2023		8,750	10,011
2.625% due 01/15/2024		6,700	8,149
Washington Prime Group LP 6.450% due 08/15/2024 (n)		$115,866	107,128
WEA Finance LLC
3.150% due 04/05/2022		10,600	10,835
3.250% due 10/05/2020		26,000	26,211
3.750% due 09/17/2024		12,300	12,947
Wells Fargo & Co.
2.100% due 07/26/2021		2,200	2,204
2.550% due 12/07/2020		200	201
3.000% due 02/19/2025		5,100	5,262
3.000% due 04/22/2026		5,000	5,140
3.069% due 01/24/2023		4,000	4,084
3.157% (US0003M + 1.230%) due 10/31/2023 ~		53,900	54,885
3.240% (US0003M + 1.340%) due 03/04/2021 ~		100	101
3.500% due 03/08/2022		2,000	2,066
3.550% due 09/29/2025		8,550	9,054
3.750% due 01/24/2024		37,300	39,420
Wells Fargo Bank N.A.
2.082% due 09/09/2022 ●		86,000	86,149
2.434% (US0003M + 0.500%) due 07/23/2021 ~		12,850	12,870
2.463% (US0003M + 0.510%) due 10/22/2021 ~		61,400	61,683
2.539% (US0003M + 0.620%) due 05/27/2022 ~		61,600	61,877
2.897% due 05/27/2022 ●		62,600	63,436
3.325% due 07/23/2021 ●		25,750	25,954

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

3.550% due 08/14/2023	38,500	40,362
3.625% due 10/22/2021	82,900	85,338
Welltower, Inc.
3.100% due 01/15/2030	26,000	26,324
3.625% due 03/15/2024	20,450	21,483
4.250% due 04/01/2026	800	871
Westpac Banking Corp. 2.100% due 02/25/2021	8,500	8,531
WP Carey, Inc.
4.000% due 02/01/2025	13,550	14,220
4.250% due 10/01/2026	1,700	1,820
4.600% due 04/01/2024	7,500	8,041
		17,498,935
INDUSTRIALS 10.3%
AbbVie, Inc.
2.150% due 11/19/2021	97,900	98,125
2.300% due 05/14/2021	6,284	6,312
2.300% due 11/21/2022	92,400	92,903
2.355% (US0003M + 0.460%) due 11/19/2021 ~	42,000	42,094
2.500% due 05/14/2020	800	801
2.600% due 11/21/2024	96,300	96,960
2.850% due 05/14/2023	300	306
2.900% due 11/06/2022	45,724	46,669
2.950% due 11/21/2026	12,700	12,909
3.600% due 05/14/2025	300	317
3.750% due 11/14/2023	3,400	3,578
Activision Blizzard, Inc. 2.600% due 06/15/2022	6,400	6,476
Adani Ports & Special Economic Zone Ltd. 3.375% due 07/24/2024	57,800	58,183
Air Canada Pass-Through Trust 3.600% due 09/15/2028	1,794	1,876
Allergan Finance LLC 3.250% due 10/01/2022	10,751	10,987
Allergan Funding SCS 3.450% due 03/15/2022	35,672	36,487
Allergan Sales LLC
4.875% due 02/15/2021	1,100	1,132
5.000% due 12/15/2021	9,000	9,413
Allergan, Inc. 3.375% due 09/15/2020	1,000	1,009
Altice Financing S.A.
6.625% due 02/15/2023	2,000	2,039
7.500% due 05/15/2026	66,000	71,072
Altice France S.A. 7.375% due 05/01/2026	49,700	53,452
Amazon.com, Inc.
2.400% due 02/22/2023	8,000	8,142
2.800% due 08/22/2024	1,000	1,035
American Airlines Pass-Through Trust
3.000% due 04/15/2030	11,683	11,938
3.150% due 08/15/2033	13,900	14,307
3.250% due 04/15/2030	7,759	7,968
3.375% due 11/01/2028	3,421	3,555
3.500% due 08/15/2033	1,950	2,000
3.600% due 04/15/2031	643	654
3.650% due 08/15/2030	1,402	1,481
Amgen, Inc.
1.850% due 08/19/2021	4,700	4,691
3.125% due 05/01/2025	8,000	8,342
3.625% due 05/15/2022	2,400	2,481
3.875% due 11/15/2021	17,322	17,869
Amphenol Corp. 3.200% due 04/01/2024	1,900	1,971
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023	3,146	3,259
3.700% due 02/01/2024	12,000	12,732
Anthem, Inc.
2.375% due 01/15/2025	5,200	5,208
2.500% due 11/21/2020	900	904
2.950% due 12/01/2022	10,700	10,947
3.300% due 01/15/2023	9,400	9,727
AP Moller - Maersk A/S
3.750% due 09/22/2024	2,200	2,265
4.500% due 06/20/2029	19,600	20,915
Apple, Inc.
3.000% due 02/09/2024	5,000	5,194
3.000% due 06/20/2027	1,000	1,048
AstraZeneca PLC
2.569% (US0003M + 0.665%) due 08/17/2023 ~	1,600	1,605
3.500% due 08/17/2023	2,800	2,930
AutoNation, Inc. 3.350% due 01/15/2021	1,840	1,859

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

Bacardi Ltd. 4.450% due 05/15/2025	18,200	19,624
BAT Capital Corp.
2.499% due 08/14/2020 ●	86,300	86,460
2.764% due 08/15/2022	66,292	67,257
2.790% (US0003M + 0.880%) due 08/15/2022 ~	41,640	41,864
3.222% due 08/15/2024	2,200	2,250
Bayer U.S. Finance LLC
2.577% (US0003M + 0.630%) due 06/25/2021 ~	17,400	17,459
2.750% due 07/15/2021	1,200	1,207
2.904% (US0003M + 1.010%) due 12/15/2023 ~	12,600	12,683
3.500% due 06/25/2021	4,700	4,786
3.875% due 12/15/2023	17,200	18,054
4.250% due 12/15/2025	32,600	35,172
Biogen, Inc. 3.625% due 09/15/2022	2,500	2,602
BMW Finance NV 2.250% due 08/12/2022	135,100	135,714
BMW U.S. Capital LLC
1.850% due 09/15/2021	4,600	4,590
2.000% due 04/11/2021	15,050	15,071
3.100% due 04/12/2021	600	609
3.300% due 04/06/2027	900	941
3.400% due 08/13/2021	18,980	19,413
Bristol-Myers Squibb Co. 3.250% due 08/15/2022	4,600	4,753
British Airways Pass-Through Trust 3.350% due 12/15/2030	7,850	8,093
Broadcom Corp.
2.200% due 01/15/2021	1,300	1,301
2.375% due 01/15/2020	36,290	36,292
2.650% due 01/15/2023	1,400	1,408
3.000% due 01/15/2022	13,965	14,170
3.625% due 01/15/2024	24,700	25,596
Broadcom, Inc.
3.125% due 04/15/2021	122,685	124,179
3.125% due 10/15/2022	126,400	128,750
3.625% due 10/15/2024	104,600	108,783
Brown-Forman Corp. 3.500% due 04/15/2025	4,700	5,011
Campbell Soup Co.
3.300% due 03/15/2021	42,125	42,752
3.650% due 03/15/2023	36,600	38,130
3.950% due 03/15/2025	400	426
4.150% due 03/15/2028	34,200	37,118
Centene Corp.
4.250% due 12/15/2027	6,700	6,905
4.625% due 12/15/2029	7,000	7,390
5.375% due 06/01/2026	26,700	28,385
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023	12,690	13,138
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021	1,100	1,098
2.362% due 05/28/2021	3,500	3,507
2.567% due 11/02/2021	4,013	4,040
2.849% due 03/03/2022	2,000	2,025
Charter Communications Operating LLC
3.559% (US0003M + 1.650%) due 02/01/2024 ~	60,500	62,274
3.579% due 07/23/2020	33,899	34,118
4.464% due 07/23/2022	80,260	84,353
4.908% due 07/23/2025	50,800	55,959
Choice Hotels International, Inc. 3.700% due 12/01/2029	5,090	5,140
Cigna Corp. 3.750% due 07/15/2023	3,095	3,246
Cigna Holding Co.
4.375% due 12/15/2020	1,000	1,017
5.125% due 06/15/2020	3,300	3,345
Comcast Cable Communications Holdings, Inc. 9.455% due 11/15/2022	2,292	2,770
Comcast Corp.
2.349% (US0003M + 0.440%) due 10/01/2021 ~	7,363	7,401
3.150% due 03/01/2026	3,500	3,669
3.700% due 04/15/2024	4,300	4,584
Conagra Brands, Inc.
2.703% (US0003M + 0.750%) due 10/22/2020 ~	9,900	9,901
3.250% due 09/15/2022	874	895
3.800% due 10/22/2021	10,750	11,093
4.300% due 05/01/2024	4,000	4,307
Constellation Brands, Inc. 2.610% (US0003M + 0.700%) due 11/15/2021 ~	3,300	3,301
Continental Airlines Pass-Through Trust 7.707% due 10/02/2022	281	288
Cornerstone Building Brands, Inc. 8.000% due 04/15/2026	1,650	1,724

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

Corning, Inc. 2.900% due 05/15/2022	5	5
Covidien International Finance S.A. 2.950% due 06/15/2023	2,600	2,674
Cox Communications, Inc. 3.250% due 12/15/2022	5,540	5,699
CRH America Finance, Inc.
3.950% due 04/04/2028	18,900	20,398
4.500% due 04/04/2048	6,900	7,523
CRH America, Inc. 5.750% due 01/15/2021	2,759	2,856
CVS Health Corp.
2.125% due 06/01/2021	11,000	11,019
2.800% due 07/20/2020	6,700	6,720
3.250% due 08/15/2029	8,700	8,847
3.350% due 03/09/2021	9,243	9,397
3.500% due 07/20/2022	17,784	18,358
3.700% due 03/09/2023	133,595	139,157
3.875% due 07/20/2025	19,270	20,520
4.300% due 03/25/2028	47,600	51,985
CVS Pass-Through Trust 8.353% due 07/10/2031	200	255
D.R. Horton, Inc.
2.550% due 12/01/2020	200	201
4.000% due 02/15/2020	700	702
5.750% due 08/15/2023	5,247	5,800
Daimler Finance North America LLC
2.000% due 07/06/2021	1,600	1,597
2.250% due 03/02/2020	1,500	1,500
2.292% (US0003M + 0.390%) due 05/04/2020 ~	14,250	14,260
2.300% due 02/12/2021	2,400	2,405
2.331% (US0003M + 0.430%) due 02/12/2021 ~	20,300	20,316
2.452% (US0003M + 0.550%) due 05/04/2021 ~	70,800	70,910
2.550% due 08/15/2022	78,500	79,080
2.700% due 06/14/2024	35,000	35,305
2.742% (US0003M + 0.840%) due 05/04/2023 ~	39,300	39,483
2.779% (US0003M + 0.880%) due 02/22/2022 ~	43,100	43,437
2.810% (US0003M + 0.900%) due 02/15/2022 ~	90,600	91,327
2.875% due 03/10/2021	3,250	3,279
3.100% due 05/04/2020	63,000	63,212
3.350% due 05/04/2021	143,200	145,441
3.400% due 02/22/2022	47,000	48,154
3.700% due 05/04/2023	20,600	21,453
3.750% due 11/05/2021	1,100	1,131
Danone S.A.
2.077% due 11/02/2021	18,797	18,816
2.589% due 11/02/2023	5,785	5,876
Dell International LLC
4.420% due 06/15/2021	129,930	133,715
5.450% due 06/15/2023	112,100	121,591
Delta Air Lines, Inc.
3.400% due 04/19/2021	12,300	12,472
3.625% due 03/15/2022	5,980	6,125
Deutsche Telekom International Finance BV
1.950% due 09/19/2021	17,420	17,421
2.820% due 01/19/2022	4,960	5,034
3.600% due 01/19/2027	4,200	4,422
Discovery Communications LLC 2.950% due 03/20/2023	4,900	4,994
Dominion Energy Gas Holdings LLC
2.494% (US0003M + 0.600%) due 06/15/2021 ~	46,180	46,373
2.500% due 11/15/2024	8,800	8,843
2.800% due 11/15/2020	700	705
eBay, Inc.
2.600% due 07/15/2022	13,010	13,084
2.875% due 08/01/2021	3,100	3,137
3.800% due 03/09/2022	2,100	2,171
Ecolab, Inc. 4.350% due 12/08/2021	3,088	3,234
Enbridge, Inc.
2.410% (US0003M + 0.400%) due 01/10/2020 ~	92,900	92,911
2.594% (US0003M + 0.700%) due 06/15/2020 ~	13,700	13,724
Energy Transfer Operating LP
3.600% due 02/01/2023	2,300	2,356
4.250% due 03/15/2023	4,135	4,320
4.650% due 06/01/2021	5,110	5,265
Energy Transfer Partners LP
4.500% due 11/01/2023	34,709	36,770
5.000% due 10/01/2022	4,722	5,008
Enterprise Products Operating LLC
3.350% due 03/15/2023	3,100	3,207
3.500% due 02/01/2022	3,700	3,816
4.050% due 02/15/2022	2,710	2,825
5.200% due 09/01/2020	6,325	6,457
EQM Midstream Partners LP 4.750% due 07/15/2023	8,010	8,035

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

Equifax, Inc.
2.780% (US0003M + 0.870%) due 08/15/2021 ~		2,700	2,711
3.600% due 08/15/2021		5,900	6,036
ERAC USA Finance LLC 4.500% due 08/16/2021		1,600	1,662
Expedia Group, Inc. 3.250% due 02/15/2030		15,000	14,446
Fortune Brands Home & Security, Inc. 3.250% due 09/15/2029		19,112	19,341
Full House Resorts, Inc.
8.575% due 01/31/2024		36,948	36,398
9.738% due 02/02/2024		3,117	3,071
GATX Corp.
2.611% (US0003M + 0.720%) due 11/05/2021 ~		14,200	14,265
4.850% due 06/01/2021		3,100	3,218
General Electric Co.
0.000% due 05/28/2020 ●	EUR	1,000	1,121
0.375% due 05/17/2022		17,400	19,548
1.250% due 05/26/2023		1,335	1,538
2.700% due 10/09/2022		$4,100	4,156
2.894% (US0003M + 1.000%) due 03/15/2023 ~		5,100	5,121
3.100% due 01/09/2023		800	817
4.375% due 09/16/2020		17,090	17,357
4.650% due 10/17/2021		2,500	2,606
5.500% due 01/08/2020		4,000	4,001
5.500% due 06/07/2021	GBP	8,700	12,187
5.550% due 01/05/2026		$48,400	55,557
6.250% due 09/29/2020	GBP	3,200	4,389
7.500% due 08/21/2035		$2,100	2,765
General Mills, Inc. 6.610% due 10/15/2022		13,700	14,148
General Motors Co. 2.694% (US0003M + 0.800%) due 08/07/2020 ~		1,700	1,703
Georgia-Pacific LLC 5.400% due 11/01/2020		1,700	1,747
GlaxoSmithKline Capital PLC
2.259% (US0003M + 0.350%) due 05/14/2021 ~		73,900	74,062
3.125% due 05/14/2021		66,000	67,143
Hamilton College 4.750% due 07/01/2113		29,370	32,971
Hasbro, Inc. 2.600% due 11/19/2022		16,700	16,805
HCA, Inc.
5.375% due 09/01/2026		24,300	27,126
5.875% due 02/01/2029		1,700	1,968
Heathrow Funding Ltd. 4.875% due 07/15/2023		6,000	6,250
Heineken NV
2.750% due 04/01/2023		6,550	6,685
3.400% due 04/01/2022		4,730	4,870
Hewlett Packard Enterprise Co. 2.763% (US0003M + 0.720%) due 10/05/2021 ~		44,100	44,106
Huntsman International LLC 5.125% due 11/15/2022		1,200	1,282
Hyundai Capital America 2.850% due 11/01/2022		4,500	4,551
Imperial Brands Finance PLC
2.950% due 07/21/2020		43,150	43,276
3.125% due 07/26/2024		25,430	25,702
3.500% due 02/11/2023		4,300	4,402
3.500% due 07/26/2026		20,100	20,225
3.750% due 07/21/2022		51,170	52,678
3.875% due 07/26/2029		25,000	25,234
Indonesia Asahan Aluminium Persero PT
5.230% due 11/15/2021		7,200	7,560
5.710% due 11/15/2023		6,400	7,068
Japan Tobacco, Inc. 2.000% due 04/13/2021		8,900	8,882
JT International Financial Services BV 3.500% due 09/28/2023		4,500	4,670
Keurig Dr Pepper, Inc.
3.551% due 05/25/2021		43,227	44,156
4.057% due 05/25/2023		10,600	11,179
Komatsu Finance America, Inc.
2.118% due 09/11/2020		3,900	3,893
2.437% due 09/11/2022		4,500	4,519
Kraft Heinz Foods Co.
2.471% (US0003M + 0.570%) due 02/10/2021 ~		2,000	2,003
3.375% due 06/15/2021		5,900	6,005
4.875% due 02/15/2025		14,637	15,039
7.125% due 08/01/2039		25,200	32,273
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		40,217	41,528
4.500% due 08/15/2025		3,488	3,509
Lockheed Martin Corp. 3.100% due 01/15/2023		2,700	2,785

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

Marriott International, Inc.
2.507% (US0003M + 0.600%) due 12/01/2020 ~		12,700	12,743
3.600% due 04/15/2024		16,600	17,482
4.150% due 12/01/2023		56,700	60,841
Masco Corp.
3.500% due 04/01/2021		2,800	2,841
5.950% due 03/15/2022		1,300	1,397
McDonald’s Corp.
2.366% (US0003M + 0.430%) due 10/28/2021 ~		22,400	22,477
3.350% due 04/01/2023		3,200	3,333
3.700% due 01/30/2026		2,700	2,913
Medtronic, Inc. 3.150% due 03/15/2022		3,064	3,151
Melco Resorts Finance Ltd. 4.875% due 06/06/2025		18,000	18,522
Microchip Technology, Inc. 3.922% due 06/01/2021		10,270	10,504
Micron Technology, Inc.
4.975% due 02/06/2026		13,300	14,765
5.327% due 02/06/2029		10,000	11,473
Molson Coors Brewing Co. 2.100% due 07/15/2021		4,200	4,204
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021		33,936	33,939
Mondelez International, Inc. 3.625% due 05/07/2023		48,200	50,537
Motors Liquidation Co. 8.375% due 07/05/2033 ^«(d)	EUR	20,000	0
MPLX LP
2.785% (US0003M + 0.900%) due 09/09/2021 ~		$6,800	6,822
4.700% due 04/15/2048		7,200	7,327
Mylan NV
2.250% due 11/22/2024	EUR	6,100	7,298
3.150% due 06/15/2021		$11,130	11,277
3.950% due 06/15/2026		2,600	2,710
Mylan, Inc. 3.125% due 01/15/2023		1,500	1,522
NetApp, Inc. 3.375% due 06/15/2021		1,800	1,830
Netflix, Inc. 4.625% due 05/15/2029	EUR	15,319	19,209
Newell Brands, Inc. 4.200% due 04/01/2026		$2,400	2,502
Northrop Grumman Corp.
2.550% due 10/15/2022		7,400	7,511
3.500% due 03/15/2021		388	395
Northwest Airlines Pass-Through Trust
6.264% due 05/20/2023		994	1,026
7.041% due 10/01/2023		7,315	7,852
NXP BV
3.875% due 09/01/2022		4,935	5,121
4.125% due 06/01/2021		15,102	15,486
4.625% due 06/15/2022		2,800	2,952
4.625% due 06/01/2023		7,000	7,485
5.350% due 03/01/2026		12,800	14,434
Occidental Petroleum Corp.
2.600% due 08/13/2021		6,600	6,650
2.700% due 08/15/2022		15,600	15,764
2.854% (US0003M + 0.950%) due 02/08/2021 ~		7,800	7,851
3.360% (US0003M + 1.450%) due 08/15/2022 ~		68,900	69,275
6.950% due 07/01/2024		2,163	2,549
Odebrecht Oil & Gas Finance Ltd.
0.000% due 01/30/2020 (g)(j)		368	4
0.000% due 01/31/2020 (g)(j)		37,882	379
Oracle Corp.
1.900% due 09/15/2021		24,100	24,150
2.800% due 07/08/2021		700	711
3.400% due 07/08/2024		5,000	5,278
Owens Corning 4.200% due 12/01/2024		1,700	1,793
Pacific National Finance Pty. Ltd. 4.625% due 09/23/2020		30	30
Panasonic Corp. 2.536% due 07/19/2022		11,100	11,198
PayPal Holdings, Inc.
2.400% due 10/01/2024		7,900	7,982
2.650% due 10/01/2026		23,700	24,042
2.850% due 10/01/2029		41,400	41,694
Pelabuhan Indonesia Persero PT 4.500% due 05/02/2023		2,700	2,856
Penske Truck Leasing Co. LP
3.200% due 07/15/2020		1,000	1,004
3.375% due 02/01/2022		15,494	15,822
3.450% due 07/01/2024		34,800	36,146
3.650% due 07/29/2021		2,910	2,977
4.125% due 08/01/2023		11,800	12,455

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

Pernod Ricard S.A.
4.450% due 01/15/2022		32,300	33,788
5.750% due 04/07/2021		6,750	7,066
Petroleos Mexicanos 7.690% due 01/23/2050		5,400	5,912
Philip Morris International, Inc.
1.875% due 02/25/2021		1,500	1,500
2.375% due 08/17/2022		13,300	13,441
2.500% due 11/02/2022		5,800	5,885
Phillips 66 2.517% (US0003M + 0.600%) due 02/26/2021 ~		2,300	2,300
QUALCOMM, Inc. 2.666% (US0003M + 0.730%) due 01/30/2023 ~		5,000	5,045
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022		8,850	8,914
2.495% (US0003M + 0.560%) due 06/24/2022 ~		5,200	5,213
Republic Services, Inc.
3.550% due 06/01/2022		1,100	1,136
5.250% due 11/15/2021		3,575	3,792
Reynolds American, Inc. 4.000% due 06/12/2022		15,956	16,607
Rockies Express Pipeline LLC 5.625% due 04/15/2020		8,889	8,998
Rockwell Collins, Inc. 2.800% due 03/15/2022		4,015	4,085
Rolls-Royce PLC 2.375% due 10/14/2020		200	201
Sabine Pass Liquefaction LLC 5.625% due 02/01/2021		34,235	35,191
Sasol Financing USA LLC 5.875% due 03/27/2024		17,100	18,513
Saudi Arabian Oil Co. 2.750% due 04/16/2022		10,800	10,920
Schlumberger Oilfield UK PLC 4.200% due 01/15/2021		1,345	1,368
Sherwin-Williams Co. 2.750% due 06/01/2022		765	778
Shire Acquisitions Investments Ireland DAC
2.400% due 09/23/2021		11,500	11,565
2.875% due 09/23/2023		800	815
Siemens Financieringsmaatschappij NV 2.000% due 09/15/2023		800	796
Southern Co.
2.350% due 07/01/2021		13,975	14,045
2.750% due 06/15/2020		1,000	1,002
Southwest Airlines Co. Pass-Through Trust 6.650% due 08/01/2022		1,724	1,816
Spectra Energy Partners LP 2.592% (US0003M + 0.700%) due 06/05/2020 ~		5,900	5,911
Spirit AeroSystems, Inc.
3.950% due 06/15/2023		13,963	14,395
4.600% due 06/15/2028		6,800	7,167
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		4,438	4,636
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		3,128	3,160
4.738% due 09/20/2029		19,300	20,495
5.152% due 09/20/2029		54,600	59,669
Suntory Holdings Ltd.
2.250% due 10/16/2024		8,300	8,251
2.550% due 06/28/2022		8,000	8,042
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		2,900	3,041
Syngenta Finance NV
3.933% due 04/23/2021		1,200	1,221
4.441% due 04/24/2023		17,900	18,693
4.892% due 04/24/2025		4,700	5,030
5.182% due 04/24/2028		12,000	12,930
Takeda Pharmaceutical Co. Ltd.
4.000% due 11/26/2021		21,100	21,824
4.400% due 11/26/2023		58,300	62,600
Tech Data Corp. 3.700% due 02/15/2022		2,565	2,622
Telefonica Emisiones S.A. 5.462% due 02/16/2021		2,600	2,699
Tesco PLC 5.125% due 04/10/2047	EUR	8,300	13,615
Teva Pharmaceutical Finance Netherlands BV
0.375% due 07/25/2020		43,926	49,204
1.250% due 03/31/2023		15,300	16,032
2.200% due 07/21/2021		$1,658	1,609
3.250% due 04/15/2022	EUR	23,200	26,390
4.500% due 03/01/2025		20,900	23,391
6.000% due 04/15/2024		$9,100	9,228
Textron, Inc. 2.451% (US0003M + 0.550%) due 11/10/2020 ~		13,300	13,301

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

Time Warner Cable LLC 5.000% due 02/01/2020		3,500	3,507
Total Capital International S.A. 3.750% due 04/10/2024		5,000	5,354
Toyota Industries Corp. 3.110% due 03/12/2022		15,700	15,986
Toyota Motor Corp. 2.157% due 07/02/2022		21,800	21,959
Toyota Motor Finance Netherlands BV 2.764% due 04/26/2021		46,200	46,701
Toyota Tsusho Corp. 3.625% due 09/13/2023		7,090	7,406
TransCanada PipeLines Ltd.
3.750% due 10/16/2023		1,800	1,900
9.875% due 01/01/2021		1,200	1,288
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		522	549
4.625% due 12/03/2026		1,652	1,785
United Airlines Pass-Through Trust
2.700% due 11/01/2033		700	704
3.100% due 01/07/2030		1,699	1,746
4.150% due 02/25/2033		6,809	7,359
United Group BV
4.375% due 07/01/2022	EUR	20,228	23,202
4.875% due 07/01/2024		5,700	6,689
United Technologies Corp.
2.554% (US0003M + 0.650%) due 08/16/2021 ~		$2,900	2,900
3.350% due 08/16/2021		3,170	3,246
3.650% due 08/16/2023		21,700	22,873
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	9,700	13,642
5.250% due 05/15/2029		8,000	11,482
VMware, Inc.
2.300% due 08/21/2020		$4,820	4,827
2.950% due 08/21/2022		5,100	5,199
Volkswagen Group of America Finance LLC
2.500% due 09/24/2021		14,500	14,629
2.675% (US0003M + 0.770%) due 11/13/2020 ~		123,500	124,015
2.700% due 09/26/2022		18,600	18,815
2.795% (US0003M + 0.860%) due 09/24/2021 ~		13,500	13,598
2.841% (US0003M + 0.940%) due 11/12/2021 ~		98,100	98,984
2.850% due 09/26/2024		40,800	41,455
3.200% due 09/26/2026		6,500	6,669
3.875% due 11/13/2020		4,400	4,472
4.000% due 11/12/2021		63,700	65,885
4.250% due 11/13/2023		123,600	131,703
4.750% due 11/13/2028		34,700	39,096
Volkswagen International Finance NV
1.151% (EUR003M + 1.550%) due 11/16/2024 ~	EUR	16,500	19,021
4.000% due 08/12/2020		$2,012	2,036
Vulcan Materials Co. 2.557% (US0003M + 0.650%) due 03/01/2021 ~		880	882
Waste Management, Inc. 2.400% due 05/15/2023		1,250	1,263
Western Midstream Operating LP 5.375% due 06/01/2021		5,300	5,468
WestJet Airlines Ltd. 3.500% due 06/16/2021		29,100	29,568
WestRock RKT LLC 4.900% due 03/01/2022		5,280	5,562
Woodside Finance Ltd. 3.650% due 03/05/2025		100	104
Wynn Las Vegas LLC 5.500% due 03/01/2025		17,000	18,254
Yara International ASA 4.750% due 06/01/2028		6,200	6,738
ZF North America Capital, Inc. 4.500% due 04/29/2022		800	825
Zimmer Biomet Holdings, Inc.
2.653% (US0003M + 0.750%) due 03/19/2021 ~		1,300	1,300
2.700% due 04/01/2020		10,436	10,443
3.375% due 11/30/2021		1,700	1,735
Zoetis, Inc.
2.339% (US0003M + 0.440%) due 08/20/2021 ~		6,000	6,007
3.250% due 08/20/2021		1,900	1,935
3.250% due 02/01/2023		5,000	5,147
			6,944,197
SPECIALTY FINANCE 0.6%
CIMIC Group Ltd.
0.000% due 01/07/2020 (l)		66,923	66,919
0.000% due 01/23/2020 (l)		17,000	16,968
0.000% due 02/06/2020 (l)		30,642	30,536
0.000% due 02/12/2020 (l)		164,734	164,048
0.000% due 02/13/2020		22,440	22,344

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

0.000% due 03/09/2020 (l)		45,729	45,388
0.000% due 03/18/2020 (l)		32,644	32,366
0.000% due 05/22/2020 (l)		17,186	16,897
Lloyds Banking Group PLC
3.870% due 09/02/2020 (l)		14,161	14,200
3.870% due 09/02/2021 (l)		14,161	14,252
			423,918
UTILITIES 3.2%
Adani Renewable Energy RJ Ltd. 4.625% due 10/15/2039		4,700	4,774
AEP Texas, Inc. 3.950% due 06/01/2028		7,800	8,478
American Electric Power Co., Inc. 3.650% due 12/01/2021		3,695	3,812
American Transmission Systems, Inc. 5.250% due 01/15/2022		2,050	2,170
American Water Capital Corp.
3.400% due 03/01/2025		1,458	1,529
3.850% due 03/01/2024		1,400	1,485
Anglian Water Services Financing PLC 1.625% due 08/10/2025	GBP	4,000	5,335
AT&T, Inc.
2.657% (US0003M + 0.750%) due 06/01/2021 ~		$187,790	188,952
2.951% (US0003M + 0.950%) due 07/15/2021 ~		183,833	185,630
3.067% (US0003M + 1.180%) due 06/12/2024 ~		102,800	104,651
3.400% due 05/15/2025		18,800	19,706
3.600% due 02/17/2023		1,800	1,879
3.800% due 03/15/2022		8,067	8,373
4.000% due 01/15/2022		700	728
4.350% due 03/01/2029		4,100	4,559
4.450% due 05/15/2021		7,700	7,950
4.600% due 02/15/2021		1,050	1,074
Baltimore Gas & Electric Co.
2.800% due 08/15/2022		1,256	1,276
3.350% due 07/01/2023		700	726
Blue Racer Midstream LLC 6.125% due 11/15/2022		21,964	21,564
British Telecommunications PLC 4.500% due 12/04/2023		14,595	15,710
British Transco International Finance BV 0.000% due 11/04/2021 (g)		2,320	2,229
Duke Energy Carolinas LLC 3.350% due 05/15/2022		1,000	1,033
Duke Energy Corp.
2.400% due 08/15/2022		20,700	20,907
2.409% (US0003M + 0.500%) due 05/14/2021 ~		43,400	43,570
2.538% (US0003M + 0.650%) due 03/11/2022 ~		49,800	50,159
3.050% due 08/15/2022		3,700	3,785
3.550% due 09/15/2021		1,000	1,022
3.750% due 04/15/2024		9,600	10,173
Duke Energy Ohio, Inc. 3.650% due 02/01/2029		5,200	5,648
Duke Energy Progress LLC 3.375% due 09/01/2023		1,900	1,985
Duquesne Light Holdings, Inc. 6.400% due 09/15/2020		2,900	2,984
Edison International
2.950% due 03/15/2023		600	601
5.750% due 06/15/2027		5,900	6,627
Enable Midstream Partners LP 4.950% due 05/15/2028		3,690	3,736
Enel Finance International NV
2.650% due 09/10/2024		179,700	180,339
4.250% due 09/14/2023		7,550	7,994
4.625% due 09/14/2025		28,500	31,093
Entergy Arkansas LLC
3.050% due 06/01/2023		1,600	1,644
3.750% due 02/15/2021		2,300	2,336
Entergy Corp.
4.000% due 07/15/2022		16,400	17,117
5.125% due 09/15/2020		600	608
Entergy Gulf States Louisiana LLC 3.950% due 10/01/2020		200	202
Evergy Metro, Inc. 3.150% due 03/15/2023		425	438
Eversource Energy
2.500% due 03/15/2021		1,737	1,747
2.750% due 03/15/2022		1,300	1,319
Exelon Corp.
3.950% due 06/15/2025		733	788
5.150% due 12/01/2020		2,100	2,142
FirstEnergy Corp. 3.900% due 07/15/2027		2,000	2,139

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

Florida Power & Light Co. 3.700% due 12/01/2047	1,700	1,853
Genesis Energy LP 6.750% due 08/01/2022	32,334	32,715
Greenko Solar Mauritius Ltd. 5.550% due 01/29/2025	19,400	19,761
Hanwha Energy USA Holdings Corp. 2.375% due 07/30/2022	6,000	6,028
Interstate Power & Light Co. 3.250% due 12/01/2024	9,870	10,276
LG&E & KU Energy LLC
3.750% due 11/15/2020	3,100	3,132
4.375% due 10/01/2021	4,120	4,254
Metropolitan Edison Co. 3.500% due 03/15/2023	2,355	2,434
Monongahela Power Co. 3.550% due 05/15/2027	4,000	4,165
National Rural Utilities Cooperative Finance Corp.
2.300% due 09/15/2022	2,800	2,825
2.950% due 02/07/2024	3,250	3,351
8.000% due 03/01/2032	165	248
NextEra Energy Capital Holdings, Inc.
1.950% due 09/01/2022	183,790	184,404
2.403% due 09/01/2021	33,700	33,948
2.630% (US0003M + 0.720%) due 02/25/2022 ~	92,550	93,353
2.800% due 01/15/2023	2,400	2,453
2.900% due 04/01/2022	4,000	4,082
3.200% due 02/25/2022	155,450	159,427
3.342% due 09/01/2020	15,900	16,041
3.625% due 06/15/2023	5,175	5,411
Niagara Mohawk Power Corp.
3.508% due 10/01/2024	1,000	1,052
4.278% due 12/15/2028	14,300	15,945
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^	18,258	18,220
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(c)	66,438	36,398
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^	4,162	4,099
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(c)	20,577	5,144
Ohio Power Co. 5.375% due 10/01/2021	950	1,007
Oncor Electric Delivery Co. LLC 4.100% due 06/01/2022	690	721
Petrobras Global Finance BV
5.093% due 01/15/2030	3,954	4,242
6.125% due 01/17/2022	2,274	2,433
Progress Energy, Inc. 3.150% due 04/01/2022	1,200	1,223
Public Service Enterprise Group, Inc. 2.650% due 11/15/2022	9,281	9,428
Rio Oil Finance Trust
8.200% due 04/06/2028	2,200	2,547
9.250% due 07/06/2024	11,363	12,760
9.750% due 01/06/2027	30,723	36,407
Sempra Energy
2.344% (US0003M + 0.450%) due 03/15/2021 ~	30,290	30,307
4.050% due 12/01/2023	2,800	2,978
Southern California Edison Co. 3.875% due 06/01/2021	2,800	2,861
Southern California Gas Co. 3.200% due 06/15/2025	2,500	2,609
Southern Co. Gas Capital Corp. 3.500% due 09/15/2021	3,100	3,164
Southern Power Co. 2.458% (US0003M + 0.550%) due 12/20/2020 ~	4,800	4,801
Sprint Communications, Inc.
6.000% due 11/15/2022	3,100	3,257
7.000% due 03/01/2020	4,000	4,026
Sprint Corp.
7.125% due 06/15/2024	200	216
7.250% due 09/15/2021	2,000	2,119
7.875% due 09/15/2023	1,200	1,327
Tampa Electric Co. 2.600% due 09/15/2022	8,535	8,660
Telstra Corp. Ltd. 4.800% due 10/12/2021	2,900	3,038
Verizon Communications, Inc.
2.449% due 05/22/2020 ●	4,600	4,608
3.376% due 02/15/2025	246,447	260,957
Virginia Electric & Power Co. 4.450% due 02/15/2044	10	12
Vodafone Group PLC
2.991% (US0003M + 0.990%) due 01/16/2024 ~	18,100	18,336

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

3.750% due 01/16/2024	30,700	32,469
		2,122,258
Total Corporate Bonds & Notes (Cost $26,230,465)		26,989,308
MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.1%
California Health Facilities Financing Authority Revenue Bonds, Series 2019 2.704% due 06/01/2030	5,100	5,070
California Health Facilities Financing Authority Revenue Notes, Series 2019
2.211% due 06/01/2025	4,500	4,493
2.534% due 06/01/2028	5,100	5,086
2.584% due 06/01/2029	3,600	3,574
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	2	3
7.550% due 04/01/2039	2	3
Irvine Unified School District, California Special Tax Notes, Series 2011 6.578% due 09/01/2020	1,000	1,027
Long Beach Redevelopment Agency, California Tax Allocation Bonds, (BABs), Series 2010
8.110% due 08/01/2030	4,000	4,111
8.360% due 08/01/2040	9,525	9,800
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	200	291
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	4,770	5,895
		39,353
CONNECTICUT 0.0%
Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR/NPFGC Insured), Series 2003 5.910% due 06/01/2033	165	201
GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	50,505	69,662
ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.300% due 12/01/2021	15,920	16,765
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	1,820	2,182
7.750% due 01/01/2042	1,100	1,247
		20,194
IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023	20,905	21,216
MASSACHUSETTS 0.0%
Southbridge Associates LLC, Massachusetts Revenue Bonds, (NPFGC Insured), Series 2000 7.590% due 02/01/2022	10,300	10,757
MICHIGAN 0.0%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006 7.309% due 06/01/2034	250	259
OHIO 0.0%
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010 6.540% due 12/01/2036	2,980	4,126
PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
5.301% due 06/15/2021	2,100	2,183
5.401% due 06/15/2022	3,500	3,724
5.501% due 06/15/2023	3,500	3,813
		9,720
RHODE ISLAND 0.0%
Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006 6.060% due 05/15/2035	165	207
WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047	124,985	129,976

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

Total Municipal Bonds & Notes (Cost $277,336)		305,671
U.S. GOVERNMENT AGENCIES 62.5%
Fannie Mae
0.000% due 08/25/2023 - 03/25/2036 (b)(g)	1,534	1,446
0.541% due 08/25/2022 ~(a)	43,744	474
1.711% due 07/25/2037 ●	123	121
1.779% due 03/25/2036 ●	843	839
1.912% due 06/25/2032 - 03/25/2034 ●	37	37
1.942% due 08/25/2034 ●	24	24
1.992% due 05/25/2035 ●	7	7
2.042% due 05/25/2037 ●	22	22
2.092% due 12/25/2028 - 03/25/2037 ●	585	584
2.112% due 06/25/2037 ●	132	131
2.142% due 05/25/2042 - 03/25/2044 ●	1,034	1,031
2.145% due 04/18/2028 ●	21	21
2.152% due 03/25/2037 ●	8	8
2.172% due 07/25/2037 ●	423	422
2.192% due 06/25/2029 - 11/25/2036 ●	1,293	1,289
2.195% due 10/18/2030 ●	129	129
2.231% due 09/25/2046 ●	25,087	25,096
2.242% due 08/25/2021 - 06/25/2049 ●	309,241	309,235
2.267% due 05/25/2044 ~(a)	13,137	749
2.284% due 12/25/2038 ~(a)	15,740	737
2.292% due 08/25/2030 ●	239	239
2.295% due 12/18/2031 ●	33	33
2.312% due 10/25/2040 ●	37	37
2.314% due 06/25/2055 ~(a)	14,657	1,005
2.358% due 02/25/2033 ●	999	985
2.369% due 03/25/2036 ~(a)	17,064	1,263
2.372% due 08/25/2037 ●	4,609	4,635
2.375% due 09/01/2024 - 12/01/2024 ●	9	8
2.400% due 11/01/2024 ●	9	9
2.405% due 03/01/2033 ●	24	24
2.442% due 10/25/2023 - 03/25/2024 ●	203	204
2.462% due 03/25/2038 ●	58	58
2.512% due 06/25/2037 ●	142	144
2.542% due 03/25/2038 - 11/25/2039 ●	210	213
2.622% due 01/25/2022 ●	2	2
2.642% due 12/25/2021 ●	1	1
2.680% due 02/01/2022	4,904	4,961
2.692% due 04/25/2032 ●	6	6
2.750% due 07/01/2022	3,714	3,784
2.790% due 07/01/2022	3,871	3,947
2.792% due 04/25/2023 ●	23	23
2.800% due 07/01/2022	7,901	8,058
2.850% due 06/01/2022	90	90
2.870% due 09/01/2027	98,100	101,581
2.960% due 05/01/2022 - 07/01/2022	6,463	6,602
3.000% due 01/01/2022 - 09/01/2057	146,872	150,402
3.000% due 08/01/2024 ●	10	10
3.030% due 02/01/2028 ●	25	25
3.044% due 05/01/2022	3,164	3,248
3.067% due 11/01/2037 ●	11	11
3.155% due 05/01/2022	411	421
3.160% due 06/01/2029	54,480	57,491
3.170% due 11/01/2021 - 10/01/2034 ●	401	417
3.290% due 11/01/2034 ●	179	186
3.320% due 05/01/2028	47,508	50,446
3.330% due 11/01/2021	14,272	14,534
3.380% due 11/01/2021	935	954
3.380% due 11/01/2035 ●	47	48
3.416% due 10/01/2020	108	109
3.420% due 11/01/2021	4,785	4,884
3.424% due 11/01/2034 ●	267	276
3.433% due 04/01/2027 ●	10	10
3.440% due 05/01/2023 ●	4	4
3.445% due 03/01/2022	41,174	41,113
3.482% due 12/01/2034 ●	50	51
3.500% due 11/01/2021 - 08/01/2058	86,526	89,731
3.517% due 12/01/2034 ●	24	25
3.520% due 11/01/2031 ●	45	45
3.527% due 07/01/2042 - 10/01/2044 ●	10,342	10,429
3.529% due 12/01/2044 ●	1,351	1,363
3.544% due 10/01/2034 ●	35	36
3.545% due 10/01/2035 ●	252	264
3.570% due 11/01/2021	2,485	2,542
3.575% due 08/01/2035 ●	213	213
3.577% due 09/01/2041 ●	4,206	4,241
3.619% due 12/01/2020	89	89
3.625% due 03/01/2023 ●	24	24
3.650% due 10/01/2027 - 11/01/2032 ●	26	27
3.654% due 10/01/2035 ●	98	102
3.656% due 01/01/2021 ●	1	1
3.675% due 09/01/2034 ●	156	162

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

3.691% due 09/01/2035 ●	788	808
3.697% due 11/01/2035 ●	329	347
3.700% due 02/01/2023 ●	14	14
3.719% due 11/01/2034 ●	6	6
3.727% due 10/01/2030 - 10/01/2040 ●	1,475	1,466
3.734% due 09/01/2035 ●	3	3
3.736% due 11/01/2034 ●	227	238
3.743% due 05/01/2023 - 12/01/2035 ●	94	96
3.780% due 08/01/2022 ●	2	2
3.785% due 10/01/2034 - 06/01/2035 ●	487	507
3.788% due 09/01/2035 ●	400	421
3.798% due 11/01/2035 ●	108	113
3.799% due 09/01/2035 ●	28	29
3.805% due 03/01/2034 ●	3	3
3.807% due 09/01/2022 ●	9	9
3.823% due 03/01/2035 - 04/01/2036 ●	75	78
3.834% due 03/01/2034 ●	1,098	1,137
3.839% due 09/01/2034 ●	2,607	2,713
3.845% due 09/01/2035 ●	667	680
3.852% due 10/01/2034 ●	410	432
3.855% due 06/01/2035 - 09/01/2035 ●	209	213
3.861% due 11/01/2035 ●	1,587	1,670
3.870% due 08/01/2035 ●	106	111
3.875% due 09/01/2036 ●	1	1
3.905% due 11/01/2035 ●	166	169
3.912% due 08/01/2027 ●	64	64
3.921% due 09/01/2035 ●	10	10
3.939% due 12/01/2034 ●	15	15
3.940% due 11/01/2023 ●	47	47
3.950% due 11/01/2023 ●	6	6
3.958% due 02/01/2035 ●	246	255
3.979% due 12/01/2035 ●	24	25
3.980% due 07/01/2021	125,500	128,836
3.980% due 03/01/2023 ●	26	26
3.981% due 09/01/2037 ●	16	17
3.987% due 09/01/2035 ●	31	32
4.000% due 07/25/2040 - 03/01/2044	4,142	4,377
4.010% due 09/01/2035 ●	344	358
4.015% due 09/01/2035 ●	153	157
4.020% due 10/01/2035 ●	135	139
4.032% due 11/01/2035 ●	206	211
4.037% due 11/01/2035 ●	241	253
4.045% due 11/01/2035 ●	583	612
4.064% due 12/01/2025 ●	33	34
4.074% due 06/01/2023 ●	25	25
4.081% due 01/01/2036 ●	129	134
4.085% due 10/01/2035 ●	44	46
4.087% due 11/01/2035 ●	653	673
4.105% due 09/01/2023 - 07/01/2035 ●	45	46
4.110% due 10/01/2024 ●	10	10
4.113% due 11/01/2025 ●	5	5
4.120% due 08/01/2035 ●	850	887
4.125% due 02/01/2022 - 12/01/2025 ●	43	44
4.144% due 09/01/2037 ●	2	2
4.152% due 09/01/2033 ●	4	4
4.157% due 02/01/2035 ●	697	711
4.158% due 12/01/2022 ●	1	1
4.160% due 02/01/2036 ●	41	44
4.162% due 08/01/2035 ●	46	47
4.168% due 12/01/2034 ●	228	240
4.186% due 12/01/2036 ●	74	77
4.192% due 08/01/2035 - 09/01/2035 ●	176	185
4.200% due 06/01/2025 ●	10	10
4.209% due 12/01/2033 ●	259	271
4.212% due 04/01/2024 ●	20	20
4.216% due 01/01/2035 ●	916	945
4.217% due 03/01/2034 ●	895	936
4.220% due 07/01/2035 ●	60	64
4.225% due 05/01/2026 ●	2	2
4.234% due 05/25/2035 ~	3,052	3,209
4.250% due 10/01/2023 ●	5	5
4.256% due 08/01/2035 ●	680	716
4.258% due 08/01/2035 - 09/01/2035 ●	181	191
4.263% due 09/01/2033 ●	26	27
4.268% due 05/01/2025 ●	24	24
4.277% due 03/01/2025 ●	83	85
4.278% due 02/25/2037 ●(a)	16	2
4.300% due 06/01/2029 ●	4	4
4.305% due 02/01/2028 ●	7	7
4.308% due 06/25/2037 ●(a)	141	15
4.310% due 03/01/2023 ●	82	83
4.313% due 07/01/2024 ●	18	18
4.319% due 07/01/2034 ●	4	4
4.323% due 12/01/2034 ●	6	6
4.334% due 01/01/2035 ●	2,997	3,096
4.339% due 01/01/2035 ●	1,070	1,108

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

4.343% due 07/01/2035 ●	127	131
4.349% due 11/01/2025 ●	9	9
4.358% due 12/25/2042 ●(a)	4,106	428
4.365% due 11/01/2025 ●	125	130
4.368% due 05/01/2034 ●	56	59
4.375% due 08/01/2025 ●	147	153
4.381% due 06/01/2021	247	253
4.381% due 12/01/2030 ●	6	6
4.390% due 06/01/2025 ●	81	83
4.394% due 05/01/2035 ●	27	28
4.401% due 08/01/2026 ●	15	15
4.402% due 05/01/2038 ●	7,640	8,013
4.406% due 06/01/2035 ●	241	251
4.408% due 03/25/2039 ●(a)	9,206	393
4.409% due 01/01/2036 ●	68	71
4.413% due 01/01/2035 ●	27	28
4.422% due 07/01/2035 ●	280	291
4.427% due 08/01/2035 ●	93	97
4.428% due 05/01/2035 ●	20	21
4.432% due 12/01/2023 ●	11	12
4.444% due 02/01/2035 ●	28	29
4.448% due 07/01/2020 ●	2	2
4.458% due 05/25/2037 - 01/25/2040 ●(a)	1,104	155
4.463% due 07/01/2033 ●	2	2
4.465% due 02/01/2027 ●	46	47
4.467% due 01/01/2036 ●	2	3
4.470% due 07/01/2026 ●	5	5
4.476% due 01/01/2037 ●	13	14
4.497% due 04/01/2038 ●	3	3
4.498% due 05/01/2037 ●	6	7
4.500% due 06/25/2024 - 09/25/2041	89,532	103,678
4.502% due 11/01/2025 ●	18	18
4.504% due 08/01/2027 ●	224	234
4.508% due 08/25/2042 ●(a)	18,873	3,333
4.515% due 09/01/2029 ●	2	2
4.516% due 08/01/2033 ●	3	3
4.519% due 02/01/2028 ●	2	2
4.527% due 07/01/2034 ●	277	291
4.531% due 10/01/2026 ●	4	4
4.534% due 12/01/2033 ●	166	174
4.537% due 11/01/2034 ●	565	600
4.545% due 12/01/2034 - 03/01/2036 ●	68	69
4.550% due 05/01/2033 ●	27	28
4.552% due 04/01/2034 ●	36	38
4.557% due 08/01/2035 ●	4	4
4.560% due 08/01/2032 - 06/01/2034 ●	4	3
4.561% due 05/01/2035 ●	1,212	1,270
4.580% due 09/01/2024 ●	33	33
4.585% due 03/01/2035 - 07/01/2035 ●	532	556
4.588% due 03/25/2037 ●(a)	59	11
4.589% due 12/01/2036 ●	10	11
4.595% due 07/01/2026 - 07/01/2035 ●	235	245
4.596% due 06/01/2035 ●	17	18
4.610% due 05/01/2024 ●	1	1
4.614% due 06/01/2035 ●	1,193	1,262
4.616% due 01/01/2036 ●	248	262
4.618% due 03/01/2033 ●	28	29
4.620% due 05/01/2035 ●	856	899
4.639% due 03/01/2036 ●	70	73
4.642% due 05/01/2030 ●	3	3
4.645% due 08/01/2027 ●	10	11
4.646% due 05/01/2036 ●	170	179
4.647% due 02/01/2035 ●	913	956
4.660% due 02/01/2035 ●	555	578
4.662% due 07/01/2035 ●	181	188
4.675% due 04/01/2035 ●	11	12
4.677% due 08/01/2023 ●	4	4
4.680% due 05/01/2035 ●	437	461
4.690% due 12/01/2023 ●	37	38
4.700% due 10/01/2027 ●	22	22
4.702% due 02/01/2035 ●	335	351
4.705% due 09/01/2035 ●	19	20
4.710% due 12/01/2035 ●	114	119
4.715% due 01/01/2026 ●	9	10
4.736% due 07/01/2035 ●	31	33
4.737% due 12/01/2035 ●	1	1
4.743% due 04/01/2034 ●	2	2
4.750% due 10/01/2024 ●	2	2
4.757% due 06/01/2030 ●	34	34
4.758% due 07/25/2036 ●(a)	564	89
4.764% due 04/01/2027 - 06/01/2035 ●	339	358
4.765% due 06/01/2036 ●	41	41
4.767% due 07/01/2021 ●	2	2
4.800% due 02/01/2035 - 03/01/2035 ●	8	9
4.807% due 07/01/2024 ●	12	12
4.808% due 12/25/2036 ●(a)	49	10

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

4.810% due 02/01/2036 ●	27	29
4.823% due 12/01/2033 ●	140	147
4.825% due 12/01/2023 ●	31	32
4.848% due 12/25/2036 ●(a)	221	40
4.856% due 06/01/2033 ●	12	13
4.858% due 04/01/2033 ●	15	16
4.858% due 07/25/2037 ●(a)	161	21
4.863% due 03/01/2036 ●	100	106
4.865% due 01/01/2035 ●	260	274
4.892% due 06/25/2037 ●(a)	333	53
4.894% due 04/01/2035 ●	696	737
4.907% due 05/01/2030 ●	4	4
4.921% due 06/01/2035 ●	78	83
4.940% due 11/01/2025 ●	27	27
4.961% due 12/01/2027 ●	86	88
4.963% due 03/01/2036 ●	183	189
4.968% due 05/25/2037 ●(a)	49	9
5.000% (COF 11 + 1.250%) due 03/01/2024 ~	4	4
5.000% due 09/18/2027 - 04/25/2035	855	933
5.030% due 05/01/2024	1,949	2,160
5.037% due 02/01/2036 - 03/01/2036 ●	276	287
5.094% due 09/01/2034 ●	42	45
5.125% due 02/01/2024 ●	7	7
5.187% due 05/01/2035 ●	8	8
5.225% due 12/01/2026 ●	6	6
5.270% due 01/01/2036 ●	111	117
5.292% due 12/25/2042 ~	7,366	8,000
5.500% due 08/25/2020 - 08/25/2035	128	138
5.708% due 09/25/2038 ●(a)	41	1
5.750% due 12/20/2027 - 08/25/2034	1,015	1,123
5.777% due 10/25/2042 ~	5,379	6,005
5.888% due 11/25/2040 ●	2	2
6.000% due 05/17/2027 - 10/25/2044	8,953	10,123
6.250% due 02/25/2029	197	213
6.300% due 10/17/2038	341	341
6.500% due 06/25/2021 - 02/25/2047	12,071	13,495
6.653% due 10/25/2043 ●	40,502	46,669
6.750% due 10/25/2023	23	24
6.900% due 05/25/2023	3	3
6.909% due 08/25/2037 ~	33	35
7.000% due 03/25/2020 - 01/25/2048	2,011	2,198
7.375% due 05/25/2022	50	53
7.500% due 05/25/2020 - 07/25/2041	314	352
7.500% due 06/19/2041 ~	10	12
7.750% due 01/25/2022	13	14
7.800% due 10/25/2022	15	15
7.800% due 06/25/2026 ~	1	2
8.000% due 07/25/2021 - 03/01/2030	130	138
8.000% due 08/18/2027 (a)	1	0
8.500% due 09/25/2021 - 02/17/2027	70	80
9.000% due 05/25/2020 - 11/01/2025	46	47
9.000% due 06/25/2022 (a)	1	0
10.132% due 03/25/2039 ~	1	2
FDIC Structured Sale Guaranteed Notes 2.209% due 11/29/2037 ●	351	351
Federal Housing Administration
6.896% due 07/01/2020	142	143
7.430% due 10/01/2020 - 02/01/2024	178	178
Freddie Mac
0.200% due 09/25/2043 (a)	848,947	153
1.241% due 08/25/2022 ~(a)	142,447	3,971
1.479% due 06/25/2020 ~(a)	13,993	14
1.922% due 08/25/2031 ●	166	166
1.990% due 07/15/2034 ●	56	56
2.040% due 02/15/2037 ●	4	4
2.080% due 02/15/2037 ●	12	12
2.090% due 12/15/2029 ●	24	24
2.140% due 06/15/2031 - 05/15/2041 ●	1,497	1,495
2.190% due 11/15/2030 - 12/15/2031 ●	26	26
2.207% due 12/01/2026 ●	61	60
2.221% due 11/15/2042 ●	12,306	12,279
2.240% due 06/15/2030 - 12/15/2032 ●	53	54
2.274% due 06/15/2039 ~(a)	8,305	470
2.290% due 01/15/2042 ●	123	124
2.317% due 10/15/2041 ~(a)	4,290	257
2.320% due 05/15/2032 - 07/15/2037 ●	2,495	2,506
2.347% due 09/25/2025 ●	3,170	3,168
2.397% due 09/25/2022 ●	16,841	16,846
2.410% due 08/15/2037 ●	3,096	3,123
2.450% due 10/15/2037 ●	1,281	1,290
2.460% due 05/15/2037 ●	894	908
2.470% due 05/15/2040 ●	16	16
2.480% due 11/15/2038 ~(a)	23,584	1,427
2.490% due 08/15/2036 ●	22	23
2.590% due 11/15/2039 ●	15	15
2.648% due 05/15/2038 ●(a)	1,567	76

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

2.700% due 08/01/2023	99,505	99,663
2.792% due 05/25/2043 ●	3,887	3,976
2.875% due 04/25/2026	13,600	13,995
2.925% due 05/01/2021 ●	1	1
2.939% due 04/25/2029	2,600	2,702
3.000% due 03/01/2027	13	14
3.000% due 08/15/2027 (a)	7,526	518
3.375% due 05/01/2023 ●	1	1
3.378% due 02/25/2045 ●	9,336	9,453
3.500% due 05/01/2023 ●	7	8
3.500% due 12/01/2025 - 12/01/2048	85,002	89,353
3.548% due 05/01/2037 ●	91	93
3.631% due 10/01/2035 ●	2,703	2,829
3.639% due 07/25/2044 ●	1,516	1,544
3.640% due 10/01/2035 ●	100	102
3.682% due 10/01/2035 ●	758	789
3.685% due 11/01/2035 ●	152	155
3.698% due 10/01/2023 ●	13	13
3.733% due 03/01/2024 ●	6	6
3.745% due 11/01/2035 ●	1,368	1,436
3.759% due 09/01/2035 ●	17	17
3.800% due 10/25/2023 ●	23	23
3.815% due 09/01/2035 ●	5	5
3.831% due 10/01/2035 ●	1,296	1,362
3.875% due 04/01/2023 ●	1	1
3.878% due 10/01/2022 ●	7	7
3.890% due 11/01/2026 ●	54	55
3.920% due 10/01/2035 ●	76	80
3.961% due 10/01/2035 ●	2,485	2,606
3.971% due 11/01/2023 ●	26	26
3.985% due 09/01/2035 ●	1,164	1,222
3.990% due 11/01/2023 ●	1	1
4.000% due 10/01/2025 - 09/01/2048	124,160	131,506
4.000% due 09/01/2048 - 10/01/2048 (n)	357,124	372,181
4.010% due 11/01/2035 ●	1,992	2,108
4.021% due 09/01/2035 ●	42	44
4.025% due 08/15/2032 ~	148	149
4.026% due 04/01/2029 ●	25	25
4.055% due 01/01/2022 ●	6	6
4.070% due 02/01/2037 ●	2	2
4.091% due 10/01/2023 ●	28	28
4.118% due 10/01/2023 ●	20	20
4.125% due 12/01/2023 ●	27	28
4.144% due 05/01/2037 ●	3	3
4.157% due 07/01/2024 ●	5	5
4.200% due 02/01/2037 ●	4	4
4.220% due 08/01/2035 ●	206	213
4.242% due 10/01/2023 ●	43	44
4.252% due 08/01/2035 ●	5	5
4.253% due 09/01/2023 ●	34	35
4.256% due 06/01/2024 ●	27	28
4.257% due 01/01/2034 ●	1,042	1,102
4.259% due 04/01/2029 ●	2	2
4.259% due 01/25/2036 ~	1,327	1,372
4.260% due 06/15/2042 - 08/15/2042 ●(a)	48,308	7,807
4.295% due 06/01/2030 ●	120	123
4.309% due 01/01/2037 ●	16	17
4.338% due 04/01/2024 ●	31	31
4.347% due 03/01/2035 ●	177	186
4.392% due 07/01/2023 ●	5	5
4.405% due 07/01/2033 ●	1	1
4.408% due 10/01/2026 - 02/01/2036 ●	106	110
4.417% due 08/01/2023 ●	116	118
4.434% due 11/01/2034 ●	111	117
4.435% due 09/01/2037 ●	2	2
4.439% due 05/01/2027 ●	2	2
4.450% due 10/25/2023 ●	114	116
4.460% due 07/01/2020 ●	3	3
4.472% due 07/01/2032 ●	0	1
4.485% due 07/01/2022 ●	3	3
4.489% due 07/01/2035 ●	939	986
4.500% due 07/15/2020 - 11/01/2048	242,916	257,697
4.500% due 08/01/2023 ●	9	9
4.501% due 12/01/2035 ●	63	65
4.510% due 02/15/2038 ●(a)	311	41
4.518% due 08/01/2035 ●	3,314	3,511
4.523% due 02/01/2026 ●	106	109
4.560% due 05/15/2039 ●(a)	307	56
4.566% due 06/01/2035 ●	5,965	6,269
4.569% due 07/01/2036 ●	1	1
4.573% due 06/01/2033 ●	71	74
4.576% due 07/01/2035 ●	1,466	1,546
4.587% due 08/01/2035 ●	29	31
4.591% due 04/01/2036 ●	156	162
4.618% due 05/01/2037 ●	9	10
4.621% due 07/01/2032 ●	12	13

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

4.625% due 06/01/2024 ●	46	46
4.626% due 01/01/2028 ●	7	8
4.640% due 07/01/2025 ●	27	27
4.643% due 05/01/2035 ●	2,865	2,993
4.661% due 06/01/2022 ●	38	39
4.663% due 04/01/2025 ●	1	1
4.665% due 02/01/2025 - 04/01/2025 ●	3	3
4.667% due 08/01/2023 ●	35	36
4.677% due 06/01/2022 ●	8	8
4.678% due 04/01/2036 ●	9	10
4.700% due 11/01/2028 ●	113	116
4.709% due 01/01/2036 ●	1	1
4.710% due 03/15/2037 ●(a)	227	40
4.716% due 10/01/2024 ●	2	2
4.727% due 05/01/2023 ●	3	4
4.729% due 08/01/2035 ●	8	9
4.730% due 09/01/2023 ●	6	6
4.742% due 03/01/2035 ●	7	7
4.743% due 10/01/2024 ●	8	8
4.745% due 05/01/2036 ●	55	58
4.748% due 06/01/2037 ●	4	4
4.750% due 03/01/2035 - 02/01/2038 ●	21	22
4.754% due 08/01/2023 ●	7	7
4.759% due 07/01/2027 ●	3	3
4.760% due 08/15/2036 ●(a)	138	24
4.763% due 09/01/2023 ●	35	37
4.770% due 12/15/2041 ●(a)	13,856	2,572
4.775% due 07/01/2023 ●	18	18
4.789% due 03/01/2036 ●	21	22
4.811% due 04/01/2025 ●	1	1
4.815% due 03/01/2036 ●	74	75
4.830% due 07/01/2030 ●	116	121
4.840% due 09/15/2036 ●(a)	202	39
4.910% due 11/15/2036 ●(a)	7,313	1,383
4.926% due 05/01/2023 ●	5	5
5.000% due 01/01/2020 - 07/01/2040	5,786	6,329
5.003% due 10/01/2023 ●	12	12
5.122% due 01/01/2024 ●	1	1
5.500% due 04/01/2021 - 03/01/2038	3,729	4,150
5.950% due 06/15/2028	7,359	8,001
6.000% due 03/01/2021 - 10/15/2036	15,744	17,739
6.250% due 12/15/2028	123	134
6.500% due 09/15/2021 - 10/25/2043	35,922	40,693
6.538% due 11/15/2033 ●	332	349
6.736% due 09/15/2043 - 12/15/2043 ●	21,743	25,310
7.000% due 11/15/2020 - 10/25/2043	8,614	10,170
7.000% due 09/15/2023 (a)	1	0
7.500% due 02/01/2022 - 10/01/2036	2,268	2,554
7.645% due 05/01/2025	3,628	4,095
7.981% due 02/15/2041 ●	9	13
8.000% due 04/15/2021 - 06/01/2025	296	323
8.250% due 06/15/2022	13	14
8.500% due 06/15/2021 - 06/01/2030	82	83
8.750% due 12/15/2020	3	3
9.000% due 12/15/2020 - 07/01/2030	17	18
14.263% due 05/15/2033 ●	167	219
28.201% due 08/15/2037 ●	539	985
Ginnie Mae
0.540% due 11/16/2043 ~(a)	66,924	1,304
2.020% due 04/20/2063 - 05/20/2063 ●	8,309	8,301
2.059% due 05/20/2047 ●	1,999	2,004
2.204% due 05/20/2065 ●	8,266	8,245
2.234% due 02/20/2067 ●	14,260	14,233
2.244% due 06/20/2067 ●	3,831	3,822
2.274% due 01/20/2061 - 07/20/2063 ●	8,796	8,789
2.324% due 05/20/2065 ●	6,409	6,391
2.344% due 04/20/2062 - 06/20/2065 ●	14,441	14,415
2.354% due 06/20/2065 ●	5,233	5,224
2.374% due 03/20/2062 - 08/20/2065 ●	19,630	19,621
2.380% due 02/20/2060 ●	1,579	1,587
2.394% due 08/20/2065 ●	48,475	48,458
2.434% due 12/20/2065 ●	23,488	23,514
2.457% due 06/20/2065 ●	34,661	34,594
2.467% due 09/20/2065 ●	26,791	26,742
2.500% due 03/15/2043 - 07/15/2043	231	232
2.524% due 12/20/2065 - 08/20/2066 ●	35,416	35,577
2.624% due 04/20/2066 - 11/20/2066 ●	33,134	33,422
2.675% due 11/20/2067 ●	4,246	4,291
2.694% due 07/20/2065 ●	2,278	2,301
2.729% due 02/20/2060 ●	24,494	24,799
2.774% due 01/20/2066 - 03/20/2066 ●	49,060	49,739
2.824% due 02/20/2066 ●	35,391	35,962
2.924% due 03/20/2066 ●	11,589	11,813
3.250% (H15T1Y + 1.500%) due 08/20/2020 - 09/20/2026 ~	3,177	3,245
3.250% due 08/20/2024 - 07/20/2034 ●	2,339	2,396
3.487% due 06/20/2067 ●	18,318	18,582

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

3.500% due 10/15/2041 - 09/20/2048	50,877	53,121
3.629% due 04/20/2067 ●	12,418	12,589
3.875% (H15T1Y + 1.500%) due 06/20/2021 - 06/20/2026 ~	2,494	2,540
3.875% due 05/20/2024 - 06/20/2041 ●	4,844	4,993
3.950% due 07/15/2025	59	61
4.000% (H15T1Y + 1.500%) due 01/20/2022 - 03/20/2026 ~	2,146	2,180
4.000% due 02/20/2025 - 02/20/2034 ●	3,390	3,460
4.000% due 05/20/2041 - 08/20/2049	1,080,142	1,099,584
4.000% due 06/20/2047 - 09/20/2049 (n)	1,270,950	1,321,988
4.125% (H15T1Y + 1.500%) due 11/20/2021 - 10/20/2026 ~	2,699	2,739
4.125% due 11/20/2024 - 10/20/2038 ●	2,212	2,264
4.500% (H15T1Y + 2.000%) due 01/20/2025 ~	4	4
4.500% due 08/15/2033 - 09/20/2049	313,090	328,811
4.500% due 06/20/2048 - 07/20/2049 (n)	2,236,726	2,346,730
4.750% due 07/20/2035	1,014	1,114
4.860% due 07/16/2031 - 08/16/2033 ●(a)	744	62
5.000% due 07/15/2033 - 09/20/2049	286,345	303,609
5.000% due 01/20/2049 - 06/20/2049 (n)	1,393,531	1,470,911
5.500% due 03/20/2033 - 03/16/2034	1,036	1,135
6.000% due 04/15/2028 - 12/20/2041	3,657	3,875
6.500% due 11/15/2023 - 09/20/2038	279	307
6.750% due 10/16/2040 ~	413	426
7.000% due 12/15/2022 - 10/15/2034	264	295
7.500% due 02/15/2022 - 02/15/2035	188	209
7.750% due 08/20/2025 - 12/15/2040	1,368	1,372
8.000% due 04/20/2022 - 10/20/2031	230	250
8.500% due 05/15/2023 - 04/15/2031	161	173
9.000% due 04/15/2021 - 12/15/2030	62	65
9.500% due 05/20/2020 - 12/15/2026	5	3
Ginnie Mae, TBA
3.000% due 01/01/2050 - 02/01/2050	887,900	911,238
3.500% due 01/01/2050 - 02/01/2050	2,241,300	2,309,705
4.000% due 01/01/2050 - 02/01/2050	4,855,432	5,027,298
4.500% due 01/01/2050 - 02/01/2050	471,500	493,755
5.000% due 01/01/2050	224,610	236,764
Small Business Administration
2.500% (PRIME - 2.250%) due 05/25/2025 ~	9	9
4.340% due 03/01/2024	18	18
4.350% due 07/01/2023	37	38
4.625% due 02/01/2025	124	129
4.770% due 04/01/2024	65	67
4.840% due 02/01/2023	33	34
4.870% due 12/01/2024	116	122
4.890% due 12/01/2023	63	65
4.930% due 01/01/2024	118	123
4.950% due 03/01/2025	165	172
5.110% due 08/01/2025	45	47
5.130% due 09/01/2023	360	372
5.190% due 07/01/2024	18	18
5.240% due 08/01/2023	35	37
5.310% due 05/01/2027	38	41
5.320% due 04/01/2027	52	55
5.340% due 11/01/2021	157	160
5.510% due 11/01/2027	68	73
5.520% due 06/01/2024	343	361
5.600% due 09/01/2028	233	252
5.780% due 08/01/2027	8	9
5.820% due 07/01/2027	386	409
5.870% due 07/01/2028	119	128
6.020% due 08/01/2028	102	110
6.070% due 07/01/2026	112	118
6.290% due 01/01/2021	16	16
6.340% due 03/01/2021	92	93
6.440% due 02/01/2021	40	41
6.900% due 12/01/2020	17	17
7.630% due 06/01/2020	16	16
Uniform Mortgage-Backed Security
3.000% due 09/01/2027 - 09/01/2049	237,153	243,941
3.500% due 07/01/2023 - 08/01/2049	146,274	152,073
3.500% due 07/01/2049 (n)	544,225	560,855
4.000% due 02/01/2024 - 08/01/2049	1,597,371	1,677,744
4.000% due 10/01/2041 - 03/01/2049 (n)	4,402,888	4,591,191
4.500% due 02/01/2023 - 11/01/2048	359,354	379,846
5.000% due 01/01/2022 - 02/01/2045	13,085	14,160
5.500% due 02/01/2020 - 06/01/2049	232,587	250,703
6.000% due 06/01/2021 - 02/01/2041	120,836	136,403
6.000% due 01/01/2035 - 09/01/2038 (n)	966	1,085
6.250% due 07/01/2024	1	1
6.500% due 07/01/2021 - 06/01/2039	2,378	2,723
7.500% due 12/01/2022 - 10/01/2031	24	27
8.000% due 01/01/2022 - 08/01/2032	2,365	2,700
8.500% due 03/01/2020 - 07/01/2037	665	738
9.000% due 08/01/2025 - 11/01/2025	4	4
9.500% due 04/01/2020 - 03/01/2026	13	14
Uniform Mortgage-Backed Security, TBA
3.000% due 01/01/2035 - 03/01/2050	6,521,230	6,614,029

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

3.500% due 01/01/2035 - 02/01/2050		3,152,550	3,252,023
4.000% due 01/01/2050 - 02/01/2050		4,396,688	4,572,462
4.500% due 01/01/2035 - 01/01/2050		347,950	366,187
5.500% due 01/01/2050		177,000	190,586
6.000% due 01/01/2050		70,500	77,725
Vendee Mortgage Trust
0.000% due 06/15/2023 ~(a)		2,290	0
6.224% due 01/15/2030 ~		560	637
6.500% due 09/15/2024		2,044	2,213
Total U.S. Government Agencies (Cost $41,736,799)			41,981,798
U.S. TREASURY OBLIGATIONS 14.4%
U.S. Treasury Bonds
2.750% due 11/15/2042 (n)(r)		764,500	815,189
2.875% due 05/15/2043 (n)(r)		412,260	448,781
2.875% due 08/15/2045 (n)(r)		226,250	247,111
2.875% due 05/15/2049 (n)(r)		325,100	358,032
3.000% due 05/15/2042 (n)(r)		41,700	46,355
3.000% due 05/15/2045 (n)		782,800	873,164
3.000% due 11/15/2045 (n)		93,500	104,509
3.125% due 02/15/2043 (n)(r)		79,700	90,315
3.625% due 08/15/2043 (n)		200,000	245,058
U.S. Treasury Inflation Protected Securities (i)
0.125% due 04/15/2021 (p)		373,196	372,443
0.125% due 04/15/2022 (p)(r)		200,633	200,353
0.125% due 07/15/2022 (p)		42,637	42,819
0.125% due 07/15/2026 (p)(r)		48,849	49,015
0.250% due 01/15/2025 (p)		77,252	77,952
0.375% due 07/15/2023 (p)		62,148	63,014
0.375% due 07/15/2025		110,906	113,189
0.375% due 01/15/2027 (p)		317,006	321,899
0.375% due 07/15/2027 (p)		198,834	202,873
0.625% due 04/15/2023 (p)		68,410	69,477
0.625% due 01/15/2024 (p)(r)		83,050	84,820
0.625% due 01/15/2026 (p)		627,053	646,411
0.750% due 07/15/2028 (n)(p)		825,425	868,635
0.750% due 02/15/2042		118,673	123,350
0.750% due 02/15/2045 (r)		35,299	36,639
0.875% due 01/15/2029 (n)		1,412,879	1,500,827
0.875% due 02/15/2047 (p)		172,291	184,793
1.000% due 02/15/2046		92,471	101,779
1.000% due 02/15/2048		469,908	520,446
1.000% due 02/15/2049 (n)		137,235	152,641
1.375% due 02/15/2044 (n)		159,989	188,819
2.125% due 02/15/2040 (r)		29,766	38,930
2.125% due 02/15/2041 (r)		23,503	30,977
2.375% due 01/15/2025 (p)		34,131	38,046
2.500% due 01/15/2029 (p)		3,440	4,147
U.S. Treasury Notes
1.750% due 06/30/2024 (n)(p)(r)		402,300	403,274
Total U.S. Treasury Obligations (Cost $9,499,799)			9,666,082
NON-AGENCY MORTGAGE-BACKED SECURITIES 11.3%
Adjustable Rate Mortgage Trust
1.912% due 08/25/2036 ●		4,822	2,598
2.332% due 11/25/2035 ●		18	17
2.942% due 03/25/2035 ●		3,832	3,642
3.624% due 01/25/2036 ^~		1,983	1,918
3.732% due 03/25/2035 ~		1,199	1,210
3.738% due 09/25/2035 ~		1,520	1,275
4.142% due 11/25/2035 ^~		297	270
4.272% due 10/25/2035 ^~		3,117	2,994
4.306% due 03/25/2036 ^~		178	137
4.367% due 01/25/2036 ~		1,641	1,412
4.376% due 07/25/2035 ~		673	658
4.561% due 11/25/2035 ^~		1,946	1,872
4.826% due 08/25/2035 ~		562	563
4.851% due 07/25/2035 ~		1,120	1,124
6.049% due 09/25/2035 ^~		133	129
Aggregator of Loans Backed by Assets PLC 1.956% due 04/24/2049	GBP	339	450
American Home Mortgage Assets Trust 3.264% due 11/25/2035 ^~		$4,717	4,403
American Home Mortgage Investment Trust
3.407% due 09/25/2045 ●		1,150	1,163
3.440% due 02/25/2044 ●		24	24
3.480% due 10/25/2034 ●		305	306
3.657% due 12/25/2035 ●		1,402	797
3.657% due 11/25/2045 ^●		4,921	3,587
3.907% due 02/25/2045 ●		23	23
Ashford Hospitality Trust 2.740% due 05/15/2035 ●		50,900	50,911
Banc of America Alternative Loan Trust
6.000% due 11/25/2035 ^		661	677

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

6.000% due 07/25/2046 ^	1,322	1,283
Banc of America Funding Trust
1.892% due 04/25/2037 ^●	227	190
1.955% due 10/20/2036 ●	10,964	9,834
1.955% due 10/20/2046 ^●	1,630	1,553
2.002% due 04/25/2037 ^●	1,928	1,642
2.065% due 02/20/2035 ●	223	224
2.192% due 05/25/2037 ^●	3,822	3,342
2.345% due 05/20/2035 ^●	465	415
3.801% due 10/20/2046 ^~	2,243	2,110
3.982% due 09/20/2047 ^~	2,571	2,313
4.015% due 02/20/2036 ^~	2,382	2,316
4.061% due 11/20/2035 ^~	1,441	1,396
4.267% due 11/20/2034 ~	2,549	2,529
4.282% due 09/20/2046 ^~	1,641	1,508
4.321% due 01/20/2047 ^~	65	63
4.350% due 04/20/2036 ^~	2,071	1,957
4.351% due 05/20/2036 ^~	885	844
4.406% due 03/20/2036 ~	167	160
4.476% due 03/20/2035 ~	71	71
4.675% due 05/25/2035 ~	29	30
4.752% due 09/20/2034 ~	141	146
4.845% due 03/20/2036 ~	483	476
5.500% due 09/25/2034	2,398	2,389
5.750% due 10/25/2035	1,530	1,465
5.750% due 09/25/2036	1,222	1,248
5.753% due 10/25/2036 ^þ	458	457
5.837% due 01/25/2037 ^þ	408	405
5.888% due 04/25/2037 ^þ	1,346	1,337
6.000% due 09/25/2036	2,311	2,438
6.000% due 09/25/2036 ^	167	165
6.000% due 09/25/2036 ●	198	197
6.000% due 03/25/2037 ^	6,415	5,765
6.000% due 08/25/2037 ^	6,529	6,178
7.048% due 10/20/2046 ^~	1,549	1,320
Banc of America Mortgage Trust
3.900% due 11/25/2035 ^~	310	306
4.261% due 08/25/2035 ^~	3,340	3,385
4.297% due 07/25/2035 ~	1,062	1,002
4.336% due 07/25/2035 ^~	495	489
4.391% due 01/25/2036 ~	1,814	1,728
4.459% due 02/25/2035 ~	875	886
4.587% due 09/25/2033 ~	450	455
4.700% due 07/25/2034 ~	76	79
4.744% due 07/25/2035 ~	179	177
4.828% due 05/25/2034 ~	217	220
4.973% due 07/20/2032 ~	88	91
5.059% due 02/25/2035 ~	233	235
5.212% due 05/25/2033 ~	271	280
5.500% due 05/25/2037 ^	331	292
6.000% due 07/25/2046 ^●	763	752
6.500% due 10/25/2031	23	24
BANK 3.071% due 08/15/2061	3,200	3,323
Barclays Commercial Mortgage Securities Trust 3.323% due 09/10/2028	17,560	17,646
Bayview Commercial Asset Trust 2.222% due 08/25/2034 ●	163	162
BCAP LLC Trust
1.848% due 11/26/2036 ●	2,130	2,080
1.868% due 11/26/2036 ●	14,999	14,632
1.924% due 07/26/2036 ~	1,478	1,450
2.002% due 05/25/2047 ●	66	61
2.012% due 05/25/2047 ^●	8,405	7,967
3.066% due 01/26/2047 ●	8,931	8,421
3.167% due 11/26/2046 ●	2,018	2,037
3.918% due 02/26/2036 ~	807	812
3.924% due 08/26/2036 ~	11,547	10,797
4.037% due 03/26/2037 ~	2,280	2,028
4.043% due 01/26/2034 ~	152	151
4.044% due 07/26/2036 ~	4,357	4,268
4.151% due 07/26/2036 ~	741	692
4.426% due 03/26/2037 ~	757	761
4.433% due 05/26/2036 ~	5,208	4,234
4.847% due 03/26/2037 þ	14,277	14,375
5.000% due 01/26/2021 ~	795	803
5.250% due 06/26/2036	36,798	22,364
5.250% due 04/26/2037	19,453	16,040
5.250% due 04/26/2037 ~	5,306	4,808
5.250% due 06/26/2037	2,534	2,471
5.500% due 11/25/2034 ^	3,673	3,612
6.000% due 10/26/2037 ~	3,153	2,749
Bear Stearns Adjustable Rate Mortgage Trust
2.781% due 11/25/2030 ~	888	877
3.439% due 05/25/2034 ~	6	5
3.840% due 02/25/2036 ●	2,172	2,231

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

3.851% due 01/25/2035 ~	59	59
3.937% due 09/25/2034 ~	776	785
3.963% due 11/25/2034 ~	1,606	1,599
3.964% due 03/25/2035 ~	114	114
3.971% due 08/25/2033 ~	8	8
4.033% due 06/25/2035 ^~	390	388
4.065% due 02/25/2036 ^~	5,177	5,103
4.108% due 08/25/2035 ~	640	588
4.120% due 02/25/2033 ~	24	23
4.153% due 01/25/2034 ~	1,188	1,243
4.187% due 08/25/2035 ^~	4,979	4,772
4.242% due 03/25/2035 ~	1,715	1,753
4.250% due 10/25/2034 ~	21	20
4.253% due 02/25/2034 ~	422	436
4.270% due 10/25/2035 ●	6,977	7,184
4.283% due 01/25/2034 ~	867	892
4.333% due 05/25/2047 ^~	12,615	12,315
4.342% due 01/25/2035 ~	374	380
4.344% due 07/25/2034 ~	90	88
4.382% due 07/25/2034 ~	119	122
4.421% due 02/25/2036 ^~	431	411
4.453% due 04/25/2033 ~	686	709
4.564% due 04/25/2034 ~	888	910
4.654% due 01/25/2034 ~	18	18
4.681% due 10/25/2035 ~	17,808	18,188
4.758% due 02/25/2047 ~	2,329	2,302
4.880% due 04/25/2033 ~	26	27
4.968% due 05/25/2033 ~	337	347
5.000% due 04/25/2034 ~	1	1
5.125% due 05/25/2034 ~	1	0
5.385% due 04/25/2033 ~	260	267
Bear Stearns ALT-A Trust
1.952% due 02/25/2034 ●	1,596	1,546
1.992% due 02/25/2034 ●	22	21
2.112% due 08/25/2036 ^●	8,461	9,237
2.112% due 01/25/2047 ^●	3,270	2,991
2.132% due 08/25/2036 ^●	3,010	2,671
2.232% due 04/25/2035 ●	429	429
2.272% due 02/25/2036 ●	1,508	1,538
2.492% due 09/25/2034 ●	206	207
2.947% due 02/25/2034 ~	115	111
3.618% due 01/25/2036 ^~	7,266	7,530
3.689% due 01/25/2035 ~	2,007	1,491
3.774% due 08/25/2036 ^~	4,545	3,887
3.811% due 11/25/2035 ^~	3,844	3,058
3.816% due 11/25/2036 ^~	2,109	1,755
3.897% due 12/25/2033 ~	637	643
3.917% due 02/25/2036 ^~	954	827
3.937% due 11/25/2036 ^~	4,581	4,160
3.952% due 03/25/2036 ^~	6,290	5,373
3.962% due 08/25/2036 ^~	53	37
3.975% due 03/25/2036 ^~	3,349	2,933
4.008% due 04/25/2035 ~	5	5
4.019% due 03/25/2036 ~	10,235	7,294
4.058% due 09/25/2034 ~	389	389
4.103% due 09/25/2035 ^~	17,158	14,235
4.184% due 12/25/2046 ^~	402	331
4.193% due 02/25/2034 ~	1,329	1,360
4.276% due 05/25/2036 ^~	6,380	4,524
4.373% due 08/25/2034 ~	40	40
4.413% due 05/25/2035 ~	39,418	39,974
4.442% due 05/25/2036 ^~	5,886	4,376
4.474% due 07/25/2035 ^~	7,924	6,543
4.480% due 11/25/2036 ~	970	901
4.544% due 10/25/2033 ~	14	14
4.831% due 05/25/2035 ~	102	107
Bear Stearns Mortgage Funding Trust 1.952% due 12/25/2046 ●	25,517	25,061
Bear Stearns Mortgage Securities, Inc. 4.118% due 06/25/2030 ~	4	4
Bear Stearns Structured Products, Inc. Trust
3.649% due 12/26/2046 ^~	1,922	1,660
4.001% due 01/26/2036 ^~	1,817	1,630
BellaVista Mortgage Trust 2.014% due 05/20/2045 ●	19	15
Chase Mortgage Finance Trust
3.756% due 12/25/2035 ^~	1,806	1,766
3.782% due 03/25/2037 ^~	3,186	3,173
3.784% due 12/25/2035 ~	7,641	7,651
3.784% due 12/25/2035 ^~	4,461	4,466
3.835% due 01/25/2036 ^~	7,406	6,878
3.968% due 09/25/2036 ^~	441	414
4.099% due 03/25/2037 ^~	133	131
4.150% due 02/25/2037 ~	2,054	2,108
4.305% due 09/25/2036 ^~	52	50
4.511% due 02/25/2037 ~	230	234

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

4.574% due 02/25/2037 ~	28	29
4.618% due 02/25/2037 ~	194	201
4.690% due 02/25/2037 ~	15	15
5.500% due 12/25/2022 ^	4,969	3,336
5.500% due 03/25/2037	27	21
6.000% due 11/25/2036 ^	1,363	1,017
6.000% due 02/25/2037 ^	750	525
6.000% due 03/25/2037 ^	735	585
ChaseFlex Trust
1.942% due 08/25/2037 ●	6,490	6,978
2.132% due 08/25/2037 ●	6,635	7,234
2.292% due 06/25/2035 ●	2,080	890
4.215% due 08/25/2037 ^þ	1,041	995
5.000% due 07/25/2037 ^	1,712	1,351
6.000% due 02/25/2037 ^	1,554	1,027
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.942% due 01/25/2036 ●	739	711
1.972% due 05/25/2036 ●	841	810
1.972% due 07/25/2036 ●	577	558
2.042% due 08/25/2035 ●	314	312
Citicorp Mortgage Securities Trust
5.500% due 02/25/2026	47	48
5.500% due 04/25/2037	397	405
6.000% due 08/25/2036	651	664
6.000% due 04/25/2037	12,244	12,354
Citigroup Commercial Mortgage Trust 2.840% due 07/15/2030 ●	4,766	4,735
Citigroup Global Markets Mortgage Securities, Inc.
2.292% due 05/25/2032 ●	47	47
7.000% due 06/25/2033 þ	2	2
Citigroup Mortgage Loan Trust
0.000% due 02/25/2058 ~(a)	60,680	209
0.000% due 02/25/2058 ~	57	36
0.000% due 09/25/2064 ~	30	30
0.110% due 02/25/2058 ~(a)	28,565	176
0.350% due 02/25/2058 ~(a)	17,121	399
1.862% due 01/25/2037 ●	414	386
2.592% due 08/25/2035 ^●	1,772	1,662
3.403% due 10/25/2046 ^~	2,480	2,286
3.500% due 02/25/2058 ~	14,289	11,476
3.856% due 04/25/2037 ^~	1,410	1,257
4.037% due 03/25/2037 ^~	1,560	1,453
4.130% due 07/25/2046 ^~	2,060	1,910
4.169% due 09/25/2064 ~	46,818	45,711
4.327% due 08/25/2035 ~	3,782	2,951
4.380% due 10/25/2035 ●	6,361	6,582
4.521% due 08/25/2035 ~	9,032	9,189
6.250% due 11/25/2037 ~	3,039	2,221
Citigroup Mortgage Loan Trust, Inc.
3.561% due 12/25/2035 ^~	1,479	1,082
4.200% due 09/25/2035 ●	805	799
4.229% due 05/25/2035 ~	740	742
4.727% due 02/25/2034 ~	643	654
5.500% due 11/25/2035 ^	1,562	1,591
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 3.887% due 09/25/2035 ~	13,888	12,827
CitiMortgage Alternative Loan Trust
5.750% due 07/25/2022	15	15
6.000% due 09/25/2036	356	345
6.000% due 06/25/2037 ^	855	839
Collateralized Mortgage Obligation Trust 8.000% due 09/20/2021	3	3
Commercial Mortgage Trust 3.142% due 02/10/2048	4,200	4,278
Community Program Loan Trust 4.500% due 04/01/2029	2,599	2,607
Countrywide Alternative Loan Resecuritization Trust
0.757% due 08/25/2037 ^~	1,453	1,010
6.000% due 05/25/2036 ^	1,192	984
6.000% due 08/25/2037 ^~	1,350	1,066
Countrywide Alternative Loan Trust
1.955% due 09/20/2046 ●	2,243	1,979
1.962% due 11/25/2036 ●	910	897
1.962% due 01/25/2037 ^●	236	233
1.962% due 06/25/2046 ●	373	369
1.972% due 11/25/2036 ●	16,626	16,014
1.982% due 07/25/2046 ^●	1,438	1,347
1.982% due 09/25/2046 ^●	9,371	8,900
1.992% due 04/25/2047 ●	4,738	4,327
1.995% due 07/20/2035 ●	33	32
2.002% due 05/25/2035 ●	113	108
2.002% due 07/25/2046 ^●	197	183
2.042% due 09/25/2046 ^●	919	686
2.042% due 10/25/2046 ^●	141	101
2.052% due 07/25/2036 ●	19,857	17,360
2.052% due 07/25/2046 ^●	473	325

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

2.072% due 12/25/2035 ●	23	23
2.082% due 11/25/2035 ●	886	716
2.082% due 02/25/2036 ^●	1,634	1,393
2.122% due 09/25/2035 ●	785	643
2.142% due 05/25/2036 ^●	2,911	1,709
2.142% due 08/25/2036 ^●	1,484	912
2.142% due 05/25/2037 ^●	162	72
2.292% due 04/25/2036 ●	7,330	3,496
2.312% due 12/25/2035 ●	733	731
2.332% due 01/25/2036 ●	468	454
2.342% due 08/25/2034 ●	16	15
2.342% due 10/25/2036 ^●	2,614	1,582
2.365% due 11/20/2035 ●	17	17
2.372% due 06/25/2034 ●	1,705	1,687
2.472% due 10/25/2035 ●	2,416	1,778
2.492% due 10/25/2035 ^●	1,131	932
2.562% due 11/25/2035 ●	244	236
2.592% due 12/25/2035 ^●	1,657	1,511
2.842% due 06/25/2034 ●	8,402	8,297
2.892% due 02/25/2036 ^●	3,507	3,039
3.092% due 10/25/2035 ^●	14,630	12,479
3.239% due 12/25/2035 ●	321	294
3.239% due 02/25/2036 ●	414	394
3.339% due 08/25/2035 ^●	79	61
3.601% due 11/25/2035 ^~	777	747
3.619% due 11/25/2047 ^●	4,342	3,923
3.719% due 01/25/2036 ●	39	40
3.976% due 10/25/2035 ^~	309	271
4.242% due 02/25/2037 ^~	12,687	12,475
5.250% due 06/25/2035 ^	459	447
5.500% due 07/25/2035 ^	2,033	1,696
5.500% due 11/25/2035	1,965	1,569
5.500% due 11/25/2035 ^	4,426	3,824
5.500% due 12/25/2035 ^	1,488	1,266
5.500% due 02/25/2036 ^	1,350	1,159
5.750% due 03/25/2037 ^●	774	660
5.750% due 07/25/2037 ^	154	136
6.000% due 10/25/2033	282	285
6.000% due 03/25/2035 ^	182	138
6.000% due 04/25/2036 ^	1,111	779
6.000% due 05/25/2036 ^	1,224	935
6.000% due 06/25/2036 ^	778	618
6.000% due 08/25/2036 ^●	1,234	1,077
6.000% due 08/25/2036 ^	2,563	2,220
6.000% due 11/25/2036 ^	65	54
6.000% due 02/25/2037 ^	6,402	4,289
6.000% due 02/25/2037	368	302
6.000% due 03/25/2037 ^	1,715	1,189
6.000% due 04/25/2037 ^	3,627	2,735
6.000% due 05/25/2037 ^	341	237
6.000% due 08/25/2037 ^	509	471
6.250% due 12/25/2033	25	26
6.250% due 11/25/2036 ^	525	478
6.250% due 08/25/2037 ^	2,474	2,077
6.500% due 05/25/2036 ^	2,294	1,767
6.500% due 09/25/2036	1,110	932
6.500% due 08/25/2037 ^	7,664	5,464
6.500% due 09/25/2037 ^	1,712	1,127
14.872% due 07/25/2035 ●	914	1,143
Countrywide Home Loan Mortgage Pass-Through Trust
2.132% due 03/25/2036 ●	351	146
2.142% due 02/25/2036 ^●	55	15
2.332% due 03/25/2035 ●	386	376
2.372% due 04/25/2035 ●	139	132
2.432% due 03/25/2035 ●	148	141
2.452% due 02/25/2035 ●	698	691
2.472% due 02/25/2035 ●	143	139
2.552% due 09/25/2034 ●	51	51
2.912% due 04/25/2035 ^~	94	79
3.199% due 04/25/2046 ^●	6,337	3,023
3.468% due 10/20/2035 ~	351	317
3.502% due 02/20/2036 ^~	109	95
3.545% due 10/25/2035 ^~	2,431	2,111
3.598% due 05/20/2036 ^~	1,042	1,002
3.621% due 02/25/2047 ^~	556	513
3.656% due 03/25/2037 ^~	562	525
3.704% due 11/20/2034 ~	2,388	2,444
3.711% due 02/20/2036 ^●	6,179	5,481
3.793% due 02/20/2036 ^●	16	16
3.794% due 09/25/2047 ^~	1,385	1,331
3.807% due 07/25/2034 ~	730	742
3.827% due 04/20/2036 ^~	1,052	987
3.841% due 11/25/2034 ~	2,971	2,995
3.854% due 06/20/2034 ~	324	333
3.856% due 11/25/2037 ~	3,863	3,500
3.878% due 08/25/2034 ^~	1	1

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

3.878% due 08/25/2034 ~	42	41
3.936% due 06/19/2031 ~	36	37
3.939% due 11/20/2034 ~	126	129
3.939% due 04/25/2035 ^~	910	813
3.939% due 02/20/2036 ^●	90	87
3.980% due 05/20/2036 ^~	10,254	9,980
4.036% due 12/19/2033 ~	19	20
4.145% due 04/20/2035 ~	226	228
4.171% due 08/25/2034 ^~	535	539
4.291% due 10/25/2033 ●	954	970
4.464% due 07/20/2034 ~	230	227
4.500% due 09/25/2035	1,234	1,208
4.521% due 08/25/2034 ^~	1,137	1,088
4.750% due 07/19/2031 ~	18	18
4.901% due 02/25/2034 ~	19	19
5.000% due 09/25/2035 ^	33	30
5.500% due 01/25/2035	353	364
5.500% due 09/25/2035 ^	1,072	1,065
5.500% due 10/25/2035 ^	2,359	2,122
5.500% due 11/25/2035 ^	1,053	951
5.750% due 12/25/2035 ^	1,694	1,427
5.750% due 02/25/2037 ^	1,359	1,063
5.750% due 07/25/2037 ^	691	570
6.000% due 05/25/2036 ^	2,141	1,767
6.000% due 07/25/2036	5,055	4,177
6.000% due 12/25/2036 ^	135	102
6.000% due 02/25/2037 ^	7,523	7,218
6.000% due 02/25/2037	699	557
6.000% due 07/25/2037 ^	850	694
6.000% due 09/25/2037 ^	388	326
6.250% due 09/25/2036 ^	1,132	871
6.250% due 02/25/2038 ^	1,423	1,136
Countrywide Home Loan Reperforming REMIC Trust
2.132% due 06/25/2035 ●	1,591	1,540
4.931% due 01/25/2034 ^~	324	322
6.500% due 11/25/2034 ^	502	502
7.500% due 11/25/2034	239	247
7.500% due 06/25/2035 ^	856	921
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~	1	1
2.668% due 03/25/2032 ~	295	289
2.942% due 09/25/2034 ^●	1,113	1,150
4.208% due 09/25/2034 ~	508	512
5.331% due 06/25/2032 ~	16	17
5.500% due 09/25/2035	3,642	3,373
7.500% due 05/25/2032	53	56
7.500% due 12/25/2032	1	1
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
2.532% due 06/25/2034 ●	270	272
3.885% due 07/25/2033 ~	1,142	1,163
4.113% due 10/25/2033 ~	42	43
4.316% due 05/25/2034 ~	1,488	1,549
5.500% due 10/25/2035	1,015	867
6.000% due 11/25/2035 ^	23	18
Credit Suisse Mortgage Capital Certificates
3.500% due 04/26/2038 ~	984	993
3.800% due 07/27/2037 ~	12,564	11,872
4.247% due 04/28/2037 ~	6,773	6,915
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^~	1,143	536
5.837% due 04/25/2037 ~	19,462	8,453
5.863% due 02/25/2037 ^~	3,239	1,431
6.000% due 07/25/2036	1,050	864
6.000% due 04/25/2037 ^	1,151	807
7.000% due 08/25/2037 ^~	5,537	4,493
Credit Suisse Mortgage Capital Trust
0.000% due 07/25/2057 (g)	174	173
0.000% due 01/25/2058 (g)	272	270
0.000% due 04/25/2058 (a)(g)	9	9
2.188% due 05/27/2037 ●	2,090	2,100
2.548% due 07/25/2057	14,744	13,718
3.234% due 07/25/2057 ~	506,616	470,343
3.556% due 01/25/2058 ~	155,815	148,954
3.625% due 06/25/2048	735,197	723,995
3.864% due 04/25/2058 ~	440,232	448,995
4.482% due 06/01/2050 ~	1,148,369	1,177,404
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
1.892% due 08/25/2037 ^●	4,474	3,754
1.912% due 08/25/2036 ^●	3,388	3,234
1.972% due 06/25/2037 ^●	3,028	2,991
2.032% due 01/25/2047 ●	3,916	3,460
2.122% due 02/25/2036 ●	11,915	11,666
3.537% due 10/25/2035 ~	1,274	1,146
5.000% due 03/24/2049	3	3
5.500% due 12/25/2035 ^	963	930

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
1.892% due 10/25/2036 ^●		10	8
5.869% due 10/25/2036 ^þ		825	788
5.886% due 10/25/2036 ^þ		825	788
6.005% due 10/25/2036 ^~		625	596
6.300% due 07/25/2036 ^þ		827	777
Deutsche Mortgage & Asset Receiving Corp. 1.771% due 11/27/2036 ●		4,132	4,079
Downey Savings & Loan Association Mortgage Loan Trust
1.944% due 04/19/2047 ^●		794	737
2.584% due 09/19/2044 ●		75	74
4.376% due 07/19/2044 ~		20	21
EMF-NL Prime BV 0.382% due 04/17/2041 ●	EUR	5,464	5,901
Eurosail PLC 1.082% due 10/17/2040 ●		2,036	2,293
First Horizon Alternative Mortgage Securities Trust
2.162% due 02/25/2037 ●		$22	12
3.833% due 03/25/2035 ~		35	28
3.836% due 08/25/2035 ^~		1,859	1,702
4.321% due 08/25/2034 ~		254	256
5.500% due 05/25/2035		2,131	1,912
6.000% due 07/25/2036 ^		1,720	1,318
6.250% due 08/25/2037 ^		598	444
First Horizon Mortgage Pass-Through Trust
2.062% due 02/25/2035 ●		16	15
3.968% due 11/25/2035 ^~		961	901
3.976% due 10/25/2036 ~		506	447
4.016% due 11/25/2034 ~		927	936
4.100% due 10/25/2035 ^~		3,950	3,859
4.201% due 11/25/2037 ^~		2,918	2,420
4.362% due 01/25/2037 ^~		31	27
4.593% due 09/25/2035 ~		1,914	1,906
4.664% due 08/25/2035 ~		906	762
4.760% due 10/25/2035 ~		393	397
5.250% due 05/25/2021 ^		303	216
First Nationwide Mortgage-Backed Pass-Through Trust 6.750% due 08/21/2031		59	61
GMAC Mortgage Corp. Loan Trust
3.930% due 05/25/2035 ~		1,408	1,374
4.300% due 04/19/2036 ^~		2,880	2,837
4.503% due 06/19/2035 ~		146	145
GPT GPP Mortgage Trust 2.752% due 06/15/2035 ●		430	430
Great Hall Mortgages PLC
0.000% due 03/18/2039 ●	EUR	1,124	1,245
0.924% due 03/18/2039 ●	GBP	32,761	42,739
0.934% due 06/18/2039 ●		9,871	12,811
2.029% due 06/18/2039 ●		$15,207	14,831
GreenPoint Mortgage Funding Trust
1.992% due 10/25/2046 ^●		562	501
2.062% due 04/25/2036 ^●		37	126
2.132% due 10/25/2046 ^●		676	543
2.232% due 06/25/2045 ●		474	453
2.332% due 11/25/2045 ●		325	288
GS Mortgage Securities Corp. Trust 2.856% due 05/10/2034		18,300	18,251
GS Mortgage Securities Trust
1.948% due 11/10/2045 ~(a)		38,092	1,720
3.199% due 10/10/2031		8,510	8,557
GSC Capital Corp. Mortgage Trust 1.972% due 05/25/2036 ^●		169	160
GSMPS Mortgage Loan Trust
2.142% due 09/25/2035 ●		4,739	4,228
7.500% due 06/25/2043		2,317	2,577
GSR Mortgage Loan Trust
2.092% due 07/25/2035 ●		134	123
2.142% due 01/25/2034 ●		31	30
3.777% due 06/25/2034 ~		187	185
3.809% due 11/25/2035 ^~		2,202	1,794
3.938% due 04/25/2036 ~		51	45
3.956% due 01/25/2036 ^~		102	104
3.966% due 03/25/2037 ^~		4,431	3,897
4.040% due 04/25/2032 ●		70	64
4.133% due 11/25/2035 ~		11,562	11,850
4.272% due 05/25/2035 ~		853	831
4.300% due 03/25/2033 ●		15	15
4.337% due 05/25/2035 ~		20	19
4.370% due 04/25/2035 ~		218	222
4.520% due 09/25/2035 ~		33	34
4.655% due 11/25/2035 ~		11	11
4.657% due 07/25/2035 ~		29	29
4.686% due 04/25/2035 ~		1,164	1,189
5.000% due 05/25/2036 ^		178	417
5.000% due 05/25/2037 ^		6	6
5.500% due 06/25/2035		1,983	2,099

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

5.500% due 06/25/2036 ^	890	867
6.000% due 08/25/2021 ^	28	29
6.000% due 03/25/2032	6	6
6.000% due 11/25/2035 ^	10,024	7,284
6.000% due 11/25/2035	1,013	811
6.000% due 02/25/2036 ^	4,331	3,530
6.000% due 01/25/2037 ^	986	926
6.000% due 03/25/2037 ^	26	22
6.000% due 07/25/2037 ^	239	211
6.250% due 09/25/2036 ^	503	489
6.500% due 09/25/2036 ^	2,987	2,278
HarborView Mortgage Loan Trust
1.964% due 09/19/2046 ^●	3,428	3,201
2.204% due 05/19/2035 ●	10,033	9,739
2.213% due 06/19/2035 ●	1,383	1,396
2.324% due 06/19/2034 ●	457	452
2.364% due 04/19/2034 ●	579	561
2.404% due 01/19/2035 ●	1,243	1,206
2.464% due 01/19/2035 ●	1,952	1,813
2.484% due 01/19/2035 ●	131	130
2.564% due 11/19/2034 ●	208	197
2.792% due 10/25/2037 ●	1,229	1,226
2.977% due 06/19/2045 ^●	11,525	7,522
3.910% due 06/19/2036 ^~	2,971	2,129
4.169% due 06/19/2036 ^~	5,501	3,580
4.175% due 04/19/2034 ~	14	15
4.343% due 07/19/2035 ^~	281	266
4.446% due 08/19/2036 ^~	519	499
4.507% due 12/19/2035 ^~	1,248	1,239
Hilton USA Trust 2.828% due 11/05/2035	33,800	33,809
Holmes Master Issuer PLC 2.361% due 10/15/2054 ●	37,786	37,771
HomeBanc Mortgage Trust
2.052% due 01/25/2036 ●	1,352	1,343
2.532% due 12/25/2034 ●	1,761	1,783
2.652% due 08/25/2029 ●	908	884
3.587% due 04/25/2037 ^~	882	846
HSI Asset Securitization Corp. Trust 2.012% due 11/25/2035 ●	13,461	12,285
Impac CMB Trust
2.532% due 11/25/2034 ●	870	888
2.552% due 10/25/2033 ●	12	12
2.572% due 10/25/2034 ●	364	364
4.850% due 09/25/2034 þ	166	171
Impac Secured Assets CMN Owner Trust 4.556% due 07/25/2035 ~	606	543
Impac Secured Assets Trust 1.962% due 01/25/2037 ●	10	11
IndyMac Adjustable Rate Mortgage Trust
3.642% due 01/25/2032 ~	105	105
3.699% due 01/25/2032 ~	57	55
4.447% due 08/25/2031 ~	276	283
IndyMac Mortgage Loan Trust
1.848% due 04/25/2037 ●	1,476	1,475
1.972% due 02/25/2037 ^●	2,366	2,319
1.972% due 02/25/2037 ●	13,565	12,557
1.992% due 11/25/2046 ●	497	475
2.002% due 05/25/2046 ●	95	93
2.092% due 11/25/2035 ^●	468	355
2.092% due 06/25/2037 ^●	957	605
2.252% due 04/25/2035 ●	161	151
2.272% due 07/25/2035 ●	1,560	1,520
2.432% due 07/25/2045 ●	46	44
2.572% due 05/25/2034 ●	4	4
2.592% due 11/25/2034 ●	39	38
2.612% due 11/25/2034 ^●	1,060	948
3.090% due 01/25/2035 ~	80	77
3.141% due 06/25/2037 ~	5,982	4,328
3.348% due 06/25/2037 ^~	2,076	1,937
3.380% due 01/25/2036 ^~	319	288
3.506% due 07/25/2037 ~	1,275	1,066
3.524% due 12/25/2035 ~	2,944	2,773
3.571% due 10/25/2035 ~	374	340
3.635% due 01/25/2036 ^~	3,525	3,283
3.670% due 04/25/2037 ~	5,722	5,410
3.713% due 04/25/2037 ^~	8,598	7,604
3.716% due 02/25/2035 ~	362	350
3.731% due 05/25/2036 ~	2,414	2,243
3.794% due 09/25/2035 ^~	9,866	9,261
3.807% due 08/25/2035 ~	449	408
3.807% due 08/25/2035 ^~	381	346
3.843% due 08/25/2035 ~	32	30
3.853% due 03/25/2036 ^~	2,355	2,155
3.855% due 12/25/2034 ~	72	73
3.882% due 08/25/2036 ~	1,290	1,252

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

3.953% due 01/25/2036 ~		4,614	4,629
4.193% due 10/25/2034 ~		1,626	1,687
6.250% due 11/25/2037 ^		1,156	845
JPMorgan Alternative Loan Trust
1.932% due 03/25/2037 ●		1,424	1,424
3.469% due 12/25/2036 ~		7,842	7,579
3.584% due 11/25/2036 ^~		469	471
4.092% due 05/25/2037 ^~		4,973	4,555
5.639% due 05/26/2037 ~		27,486	23,728
6.050% due 05/25/2036 þ		117	114
JPMorgan Chase Commercial Mortgage Securities Trust
2.740% due 06/15/2032 ●		4,762	4,767
3.474% due 12/15/2049 ~		6,700	7,010
JPMorgan Mortgage Trust
3.693% due 02/25/2034 ~		254	257
3.717% due 07/27/2037 ~		8,665	8,815
3.761% due 11/25/2033 ~		8	8
3.800% due 10/25/2035 ^~		521	458
3.912% due 11/25/2035 ^~		1,081	1,049
3.972% due 11/25/2035 ^~		1,909	1,790
3.989% due 10/25/2036 ~		96	85
4.035% due 10/25/2035 ^~		1,302	1,201
4.039% due 06/25/2035 ~		1,664	1,695
4.097% due 10/25/2036 ^~		2,461	2,198
4.106% due 07/25/2035 ~		183	185
4.113% due 10/25/2035 ~		6,614	6,821
4.133% due 04/25/2037 ^~		333	308
4.154% due 10/25/2035 ~		7,553	7,251
4.174% due 08/25/2036 ^~		2,177	2,024
4.181% due 10/25/2036 ~		17,803	16,616
4.181% due 10/25/2036 ^~		33	30
4.187% due 04/25/2036 ~		2,677	2,687
4.187% due 04/25/2036 ^~		1,200	1,181
4.202% due 04/25/2036 ^~		3,000	2,768
4.205% due 09/25/2035 ~		202	200
4.210% due 08/25/2035 ^~		1,363	1,348
4.245% due 02/25/2036 ^~		54	50
4.278% due 04/25/2035 ~		97	99
4.280% due 05/25/2036 ~		2,636	2,631
4.305% due 07/25/2035 ~		100	101
4.346% due 02/25/2036 ^~		10,455	9,741
4.427% due 07/25/2035 ~		843	859
4.431% due 06/25/2035 ~		2,987	3,009
4.458% due 08/25/2035 ~		2,761	2,839
4.459% due 07/25/2035 ~		1,125	1,142
4.492% due 07/25/2035 ~		4,116	4,259
4.533% due 06/25/2035 ~		298	272
4.563% due 07/25/2035 ~		22	22
4.585% due 08/25/2035 ~		857	873
4.657% due 07/25/2035 ~		326	335
5.000% due 08/25/2020		52	50
5.500% due 03/25/2022 ^		43	42
5.500% due 07/25/2036 ^		731	623
5.750% due 01/25/2036 ^		23	17
6.500% due 07/25/2036 ^		3,406	2,394
6.500% due 08/25/2036 ^		515	358
Kirkby RMBS PLC
0.000% due 02/22/2045 ~	GBP	2	10,658
1.587% due 02/22/2045 ●		117,875	153,398
2.250% due 02/22/2045		9,470	9,341
2.787% due 02/22/2045 ●		29,232	37,683
Lavender Trust 6.250% due 10/26/2036		$5,433	4,268
Lehman Mortgage Trust
2.112% due 08/25/2036 ^●		5,765	4,472
2.442% due 06/25/2037 ^●		496	436
5.000% due 12/25/2035 ^		103	95
5.170% due 01/25/2036 ^~		2,950	2,979
5.378% due 12/25/2035 ~		4,251	2,049
5.500% due 01/25/2036		829	687
5.777% due 04/25/2036 ^~		757	666
6.000% due 07/25/2036 ^		5,407	4,083
Lehman XS Trust
1.912% due 07/25/2037 ●		855	860
1.952% due 03/25/2047 ^●		1,702	1,759
1.982% due 11/25/2046 ●		240	229
1.992% due 08/25/2046 ^●		1,138	1,092
1.992% due 08/25/2046 ●		10,133	9,759
Luminent Mortgage Trust
1.952% due 11/25/2036 ^●		221	207
1.992% due 02/25/2046 ●		62	55
2.032% due 04/25/2036 ●		10,303	8,917
2.152% due 12/25/2036 ^●		3,342	3,168
MASTR Adjustable Rate Mortgages Trust
1.992% due 05/25/2047 ●		390	437
2.002% due 04/25/2046 ●		5,005	4,604

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

2.032% due 05/25/2037 ●	917	571
2.392% due 05/25/2047 ^●	611	902
3.153% due 07/25/2035 ^~	576	545
3.628% due 12/25/2033 ~	25	24
3.674% due 12/25/2034 ~	2,343	2,364
3.806% due 12/25/2033 ~	65	66
3.889% due 03/25/2035 ~	348	339
3.911% due 05/25/2034 ~	109	110
4.685% due 10/25/2034 ~	1,350	1,341
4.985% due 10/25/2032 ~	144	147
MASTR Alternative Loan Trust 2.192% due 03/25/2036 ^●	6,882	1,056
MASTR Asset Securitization Trust 6.000% due 06/25/2036 ^	420	393
MASTR Reperforming Loan Trust
2.152% due 07/25/2035 ^●	3,030	1,923
7.000% due 08/25/2034	1,950	1,997
7.000% due 05/25/2035	550	530
MASTR Seasoned Securitization Trust 6.500% due 08/25/2032 ~	2,352	2,457
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.440% due 11/15/2031 ●	1,643	1,662
2.480% due 09/15/2030 ●	549	551
2.620% due 11/15/2031 ●	32	32
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.600% due 08/15/2032 ●	65	64
2.612% due 10/20/2029 ●	1,207	1,203
Merrill Lynch Alternative Note Asset Trust
1.878% due 02/25/2037 ●	269	270
1.902% due 03/25/2037 ●	888	359
2.092% due 03/25/2037 ●	2,351	976
4.137% due 06/25/2037 ^~	1,238	929
6.000% due 03/25/2037	1,130	341
Merrill Lynch Mortgage Investors Trust
2.042% due 11/25/2035 ●	15	15
2.062% due 04/25/2035 ●	131	131
2.412% due 10/25/2028 ●	38	38
2.452% due 06/25/2028 ●	618	621
2.452% due 09/25/2029 ●	40	39
2.452% due 11/25/2029 ●	148	147
2.532% due 03/25/2028 ●	25	25
2.559% due 04/25/2029 ●	309	303
2.572% due 03/25/2028 ●	10	10
2.703% due 10/25/2028 ●	26	26
2.779% due 11/25/2029 ●	145	147
3.407% (US0006M + 1.500%) due 12/25/2032 ~	180	177
4.027% due 02/25/2033 ~	15	15
4.104% due 12/25/2035 ~	527	507
4.120% due 12/25/2035 ~	768	758
4.138% due 05/25/2033 ~	2,412	2,464
4.189% due 05/25/2036 ~	2,153	2,196
4.194% due 02/25/2034 ~	6	6
4.221% due 12/25/2034 ~	26	27
4.310% due 06/25/2035 ~	4,712	4,767
4.330% due 09/25/2035 ^~	7,788	7,288
4.348% due 08/25/2034 ~	492	498
4.359% due 02/25/2035 ~	3,490	3,536
4.372% due 11/25/2035 ●	2,712	2,786
4.429% due 06/25/2037 ~	563	564
4.478% due 07/25/2035 ^~	294	290
4.614% due 09/25/2035 ~	2,090	2,136
4.870% due 05/25/2033 ~	9	9
Morgan Stanley Mortgage Loan Trust
2.052% due 03/25/2036 ●	1,249	1,019
2.072% due 01/25/2036 ●	9,982	7,524
2.082% due 12/25/2035 ●	32	29
2.102% due 01/25/2035 ●	5	5
2.112% due 01/25/2035 ●	2,371	2,313
3.183% due 06/25/2037 ~	3,413	2,573
3.522% due 07/25/2035 ~	319	302
3.578% due 11/25/2037 ~	10,658	9,448
3.884% due 06/25/2036 ~	10,650	9,454
3.979% due 07/25/2035 ^~	152	144
3.985% due 07/25/2035 ^~	6,595	6,185
3.985% due 06/25/2036 ~	151	155
4.417% due 09/25/2035 ^~	2,108	1,297
5.701% due 02/25/2047 þ	1,710	1,074
6.000% due 02/25/2036 ^	367	379
6.000% due 10/25/2037 ^	1,568	1,265
MortgageIT Mortgage Loan Trust 2.022% due 04/25/2036 ●	7,444	7,218
MortgageIT Trust 2.572% due 02/25/2035 ●	411	409
NAAC Reperforming Loan REMIC Trust 7.500% due 03/25/2034 ^	611	624

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

Natixis Commercial Mortgage Securities Trust 3.217% due 05/18/2024 «●		51,300	51,489
New York Mortgage Trust 4.460% due 05/25/2036 ^~		6,885	6,740
Newgate Funding PLC
0.204% due 12/15/2050 ●	EUR	64,514	70,586
0.947% due 12/01/2050 ●	GBP	642	808
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.792% due 05/25/2035 ●		$3,225	2,614
3.649% due 10/25/2035 ~		65	64
4.029% due 02/25/2036 ^~		233	202
5.820% due 03/25/2047 þ		892	932
7.000% due 02/19/2030 ~		702	719
Paragon Mortgages PLC
1.025% due 10/15/2041 ●	GBP	1,541	1,961
1.147% due 05/15/2041 ●		17,708	23,059
Prime Mortgage Trust 2.192% due 02/25/2034 ●		$1,051	1,000
Proteus RMBS DAC
0.000% due 10/29/2054 «	EUR	481	7,221
0.000% due 10/29/2054		33,620	21,483
0.138% due 10/29/2054		247,795	277,812
0.588% due 10/29/2054		20,861	23,363
0.788% due 10/29/2054		15,172	16,992
1.438% due 10/29/2054		11,379	12,725
2.688% due 10/29/2054		9,482	10,541
Provident Funding Mortgage Loan Trust 4.792% due 04/25/2034 ~		$259	261
RAAC Trust 2.162% due 09/25/2034 ●		260	263
RBSGC Mortgage Loan Trust 2.172% due 12/25/2034 ●		22,465	19,779
RBSSP Resecuritization Trust
1.948% due 08/27/2037 ●		2,813	2,770
1.978% due 09/27/2037 ●		9,301	7,690
2.012% due 10/27/2036 ●		2,620	2,261
2.038% due 02/27/2037 ●		3,094	2,749
Regal Trust 2.655% due 09/29/2031 ●		13	13
Residential Accredit Loans, Inc. Trust
1.922% due 02/25/2037 ●		5,464	5,438
1.932% due 01/25/2037 ●		4,772	4,683
1.942% due 02/25/2037 ●		2,376	2,177
1.972% due 05/25/2036 ●		13,035	12,470
1.972% due 09/25/2036 ●		2,571	2,453
1.977% due 12/25/2036 ●		33	31
1.982% due 07/25/2036 ●		3,255	3,061
1.982% due 08/25/2036 ^●		5,438	5,122
1.982% due 09/25/2036 ^●		54	51
2.002% due 06/25/2037 ●		1,775	1,561
2.062% due 02/25/2046 ^●		1,664	1,262
2.092% due 08/25/2035 ●		388	350
2.122% due 03/25/2037 ●		1,261	268
2.192% due 11/25/2036 ^●		1,498	1,139
3.599% due 09/25/2045 ●		322	311
3.977% due 08/25/2035 ^~		1,528	885
4.358% due 04/25/2035 ~		1,359	1,242
5.084% due 09/25/2035 ^~		263	230
5.250% due 09/25/2020		888	869
5.471% due 02/25/2036 ^~		826	739
6.000% due 08/25/2036 ^		1,796	1,712
6.000% due 09/25/2036 ^		1,826	1,646
6.000% due 09/25/2036		1,598	1,440
6.000% due 11/25/2036 ^		1,996	1,838
6.000% due 01/25/2037 ^		10	9
6.250% due 03/25/2037 ^		1,444	1,283
6.500% due 07/25/2037 ^		503	478
6.500% due 09/25/2037 ^		1,852	1,802
Residential Asset Mortgage Products Trust 8.500% due 10/25/2031		177	198
Residential Asset Securitization Trust
5.500% due 08/25/2034		83	84
5.500% due 06/25/2035 ^		481	400
5.750% due 02/25/2036 ^		679	464
6.000% due 04/25/2037 ^		284	246
6.000% due 05/25/2037 ^		158	134
6.000% due 07/25/2037 ^		1,184	724
6.250% due 08/25/2036		100	87
6.250% due 10/25/2036 ^		337	338
6.250% due 11/25/2036 ^		2,014	1,299
6.250% due 09/25/2037 ^		2,038	1,228
6.500% due 08/25/2036		1,359	694
6.500% due 09/25/2036 ^		1,320	892
Residential Funding Mortgage Securities, Inc. Trust
4.412% due 11/25/2035 ^~		80	73
4.455% due 06/25/2035 ~		150	153

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

4.553% due 02/25/2037 ~		2,785	2,329
4.667% due 02/25/2036 ^~		1,979	1,845
5.211% due 07/27/2037 ^~		7,442	6,745
5.500% due 12/25/2034		363	371
6.000% due 06/25/2036 ^		1,177	1,155
6.000% due 07/25/2036 ^		1,359	1,348
6.000% due 10/25/2036 ^		5,937	5,621
6.000% due 06/25/2037 ^		587	549
6.500% due 03/25/2032		73	76
RESIMAC Bastille Trust 2.554% due 12/05/2059 ●		227	228
Resloc UK PLC 1.018% due 12/15/2043 ●	GBP	2,665	3,264
RMAC Securities PLC
0.000% due 06/12/2044 ●	EUR	1,989	2,146
0.929% due 06/12/2044 ●	GBP	28,735	36,166
Roundstone Securities DAC
0.000% due 09/28/2055 ~	EUR	79,607	43,059
0.187% due 09/28/2055 ●		780,677	868,351
0.337% due 09/28/2055 ●		62,548	67,947
0.587% due 09/28/2055 ●		42,646	45,693
1.000% due 09/28/2055 ~		15,864	11,594
1.087% due 09/28/2055 ●		25,587	27,292
1.837% due 09/28/2055 ●		42,646	44,602
Securitized Asset Sales, Inc. 4.361% due 11/26/2023 ~		$37	34
Sequoia Mortgage Trust
1.068% due 09/20/2046 ^~		3,263	2,682
1.965% due 07/20/2036 ●		43	42
1.975% due 06/20/2036 ●		1,111	1,067
2.115% due 07/20/2033 ●		137	135
2.425% due 06/20/2033 ●		7	7
2.475% due 05/20/2034 ●		1,030	1,019
2.495% due 05/20/2034 ●		331	335
2.525% due 10/20/2027 ●		34	33
2.565% due 10/20/2027 ●		535	533
2.677% due 09/20/2033 ●		205	202
3.278% due 01/20/2047 ^~		1,578	1,278
3.939% due 01/20/2047 ^~		2,229	1,966
Structured Adjustable Rate Mortgage Loan Trust
0.490% (LIBOR01M + 0.300%) due 09/25/2034 ~		1,448	1,385
2.092% due 10/25/2035 ●		690	696
2.092% due 08/25/2036 ^●		4,202	3,340
3.407% due 10/25/2037 ^●		618	609
3.584% due 11/25/2035 ^~		281	267
3.639% due 01/25/2035 ^●		163	159
3.782% due 06/25/2036 ^~		113	114
3.842% due 01/25/2035 ~		402	406
3.890% due 12/25/2034 ~		32	32
3.967% due 12/25/2035 ~		2,615	2,512
4.013% due 02/25/2036 ^~		1,606	1,501
4.022% due 04/25/2036 ^~		3,388	2,753
4.067% due 02/25/2036 ^~		2,681	2,529
4.123% due 05/25/2036 ^~		3,305	3,137
4.159% due 09/25/2034 ~		10	10
4.239% due 02/25/2036 ^~		2,224	1,728
4.241% due 08/25/2035 ~		44	45
4.374% due 09/25/2035 ~		1,015	992
4.389% due 02/25/2034 ~		770	783
4.397% due 05/25/2036 ^~		708	685
4.413% due 03/25/2036 ^~		558	522
4.747% due 09/25/2034 ~		183	184
Structured Asset Mortgage Investments Trust
1.982% due 06/25/2036 ●		1,540	1,554
2.002% due 04/25/2036 ●		703	712
2.002% due 05/25/2036 ●		114	109
2.012% due 05/25/2046 ●		10,537	5,810
2.014% due 07/19/2035 ●		3,021	3,007
2.022% due 02/25/2036 ^●		202	200
2.052% due 03/25/2037 ●		1,928	1,292
2.052% due 05/25/2046 ^●		11	22
2.102% due 12/25/2035 ^●		2,500	2,566
2.132% due 03/25/2037 ^●		129	79
2.424% due 09/19/2032 ●		1,446	1,433
2.464% due 01/19/2034 ●		197	196
2.604% due 10/19/2033 ●		376	371
3.639% due 12/25/2035 ^●		1,903	2,029
3.732% due 02/25/2036 ^●		10,159	10,095
6.158% due 06/25/2029 ~		13	13
Structured Asset Securities Corp.
5.045% due 04/15/2027 ~		10	9
5.500% due 06/25/2035		1,220	1,287
Structured Asset Securities Corp. Mortgage Loan Trust 7.500% due 10/25/2036 ^		2,765	2,328
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.992% due 07/25/2032 ~		26	25

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

4.043% due 01/25/2034 ~		1,564	1,599
4.263% due 03/25/2033 ~		757	775
4.271% due 11/25/2033 ~		91	92
4.635% due 07/25/2033 ~		25	26
5.249% due 06/25/2034 þ		116	116
SunTrust Adjustable Rate Mortgage Loan Trust
4.039% due 10/25/2037 ~		705	661
4.311% due 02/25/2037 ^~		454	433
4.660% due 04/25/2037 ^~		490	410
4.661% due 01/25/2037 ^~		3,400	3,177
SunTrust Alternative Loan Trust
2.442% due 12/25/2035 ^●		4,275	3,638
5.750% due 12/25/2035 ^		2,811	2,738
6.000% due 04/25/2036 ^		645	556
Taurus IT SRL 1.101% due 02/18/2027 ●	EUR	687	771
TBW Mortgage-Backed Trust
5.630% due 01/25/2037 ^þ		$652	338
5.970% due 09/25/2036 ^þ		5,583	417
6.015% due 07/25/2037 þ		1,141	761
6.500% due 07/25/2036		4,863	2,281
Thornburg Mortgage Securities Trust
2.142% due 12/25/2033 ●		414	412
3.252% due 06/25/2047 ^●		29,974	28,415
3.252% due 06/25/2047 ●		3	3
3.302% due 03/25/2037 ^●		13,603	12,656
3.645% due 10/25/2043 ~		253	252
3.897% due 09/25/2047 ~		37,951	34,061
3.960% due 09/25/2037 ~		4,086	4,100
4.130% due 10/25/2046 ●		75,736	76,237
4.273% due 07/25/2036 ●		56,234	54,455
Trinity Square PLC 1.935% due 07/15/2051 ●	GBP	9,013	12,031
Wachovia Mortgage Loan Trust LLC
4.229% due 08/20/2035 ^~		$2,134	2,038
4.260% due 10/20/2035 ~		435	404
4.334% due 10/20/2035 ~		10	11
4.426% due 03/20/2037 ^~		1,358	1,338
4.627% due 08/20/2035 ^~		758	748
WaMu Mortgage Pass-Through Certificates Trust
2.062% due 12/25/2045 ●		443	441
2.202% due 11/25/2045 ●		274	268
2.202% due 12/25/2045 ●		235	233
2.372% due 07/25/2045 ●		217	216
2.377% due 07/25/2047 ^●		3,366	2,857
2.532% due 11/25/2034 ●		671	677
2.627% due 05/25/2046 ●		252	242
2.627% due 10/25/2046 ●		9,395	9,142
2.627% due 12/25/2046 ●		7,622	7,724
2.772% due 11/25/2034 ●		326	328
2.999% due 04/25/2047 ●		11,261	11,329
3.009% due 05/25/2047 ●		12,102	11,738
3.239% due 08/25/2046 ●		140	132
3.271% due 11/25/2036 ^~		22	21
3.337% due 12/25/2036 ^~		60	57
3.501% due 04/25/2037 ^~		2,279	2,102
3.522% due 12/25/2036 ^~		9,795	9,455
3.639% due 06/25/2042 ●		416	415
3.702% due 05/25/2037 ^~		128	118
3.709% due 09/25/2036 ^~		4,735	4,589
3.748% due 12/25/2035 ~		9,861	9,871
3.750% due 12/25/2035 ~		1,592	1,566
3.788% due 03/25/2036 ^~		13,875	13,092
3.804% due 12/25/2036 ^~		7,594	7,610
3.837% due 08/25/2036 ^~		1,141	1,082
3.840% due 08/25/2046 ^~		7,837	7,671
3.868% due 02/25/2037 ^~		5,329	4,987
3.869% due 01/25/2036 ^~		4,577	4,542
3.871% due 08/25/2035 ~		355	348
3.880% due 08/25/2036 ^~		159	156
3.884% due 10/25/2035 ~		612	612
3.944% due 05/25/2037 ^~		1,794	1,767
3.974% due 02/25/2037 ^~		6,779	6,728
3.995% due 07/25/2037 ^~		302	286
4.000% due 02/25/2037 ^~		518	496
4.005% due 08/25/2036 ~		9,167	8,452
4.035% due 02/25/2037 ^~		12,113	11,954
4.100% due 01/25/2033 ~		99	101
4.100% due 04/25/2037 ^~		992	970
4.141% due 09/25/2035 ~		12,478	12,576
4.212% due 03/25/2037 ~		18,427	18,560
4.216% due 04/25/2035 ~		3,675	3,750
4.322% due 09/25/2033 ~		523	534
4.368% due 05/25/2035 ~		18,966	19,356
4.400% due 09/25/2033 ~		60	61
4.419% due 03/25/2035 ~		1,347	1,339

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

4.425% due 08/25/2034 ~		218	222
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (g)	GBP	4	16,276
1.600% due 12/21/2049 ●		202,977	269,037
2.300% due 12/21/2049 ●		23,296	30,928
2.800% due 12/21/2049 ●		11,648	15,530
3.300% due 12/21/2049 ●		6,656	8,901
3.800% due 12/21/2049 ●		6,656	8,789
Washington Mutual Mortgage Pass-Through Certificates Trust
1.952% due 02/25/2037 ^●		$14,409	12,594
2.242% due 04/25/2035 ●		7,088	5,795
3.209% due 05/25/2046 ^●		4,085	3,573
3.325% due 05/25/2033 ~		107	106
3.822% due 06/25/2033 ~		1,966	1,983
4.239% due 09/25/2036 ^þ		3,495	1,621
4.395% due 02/25/2031 ~		1	1
5.500% due 11/25/2035 ^		661	660
5.500% due 06/25/2037 ^		1,277	1,310
6.000% due 04/25/2036 ^		1,438	1,346
6.268% due 07/25/2036 þ		1,386	576
6.449% due 07/25/2036 ^þ		2,367	984
Wells Fargo Alternative Loan Trust 4.870% due 07/25/2037 ^~		1,084	1,008
Wells Fargo Commercial Mortgage Trust 3.615% due 12/15/2049		11,561	12,163
Wells Fargo Mortgage-Backed Securities Trust
4.974% due 07/25/2034 ~		7	7
5.106% due 05/25/2035 ~		10	10
5.148% due 03/25/2036 ~		82	79
5.220% due 04/25/2036 ~		1,820	1,794
Total Non-Agency Mortgage-Backed Securities (Cost $7,536,836)			7,585,149
ASSET-BACKED SECURITIES 8.7%
Aames Mortgage Investment Trust 2.572% due 10/25/2035 ●		3,100	3,053
Accredited Mortgage Loan Trust
2.112% due 12/25/2035 ●		292	292
2.662% due 01/25/2035 ●		729	732
4.330% due 06/25/2033 þ		1,399	1,375
4.980% due 10/25/2033 þ		1,189	1,236
ACE Securities Corp. Home Equity Loan Trust
1.852% due 10/25/2036 ●		12	6
1.902% due 12/25/2036 ●		6,033	2,128
1.952% due 08/25/2036 ^●		5,177	1,806
1.992% due 12/25/2036 ●		23,260	8,395
2.012% due 08/25/2036 ^●		6,653	2,355
2.342% due 12/25/2045 ^●		5,009	3,608
2.412% due 02/25/2036 ^●		2,566	2,544
2.452% due 11/25/2035 ●		9,606	9,678
2.492% due 08/25/2045 ●		2,721	2,690
2.767% due 11/25/2033 ●		1,751	1,741
2.767% due 12/25/2034 ●		287	286
2.767% due 07/25/2035 ●		3,118	3,141
3.592% due 10/25/2032 ●		849	860
Aegis Asset-Backed Securities Trust
2.222% due 12/25/2035 ●		3,300	3,212
2.272% due 06/25/2035 ●		3,500	3,227
Allegro CLO Ltd. 3.156% due 01/30/2026 ●		3,107	3,108
Ally Master Owner Trust 2.060% due 07/15/2022 ●		15,300	15,310
AmeriCredit Automobile Receivables Trust 1.800% due 10/08/2021		1,086	1,086
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.482% due 04/25/2034 ●		73	73
2.572% due 05/25/2034 ●		2,112	2,124
2.662% due 07/25/2034 ●		295	296
4.343% due 05/25/2034 ^þ		686	708
5.167% due 11/25/2032 ^●		3,527	3,557
Amortizing Residential Collateral Trust
2.827% due 07/25/2032 ●		54	54
2.917% due 08/25/2032 ●		65	63
Apidos CLO 2.946% due 01/19/2025 ●		184	184
Ares CLO Ltd. 3.192% due 04/17/2026 ●		4,781	4,784
Argent Securities Trust
1.902% due 09/25/2036 ●		4,581	1,989
1.942% due 06/25/2036 ●		20,376	7,571
1.942% due 09/25/2036 ●		23,653	10,346
1.982% due 03/25/2036 ●		6,649	4,136
2.062% due 05/25/2036 ●		26,042	9,987
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.112% due 01/25/2036 ●		11,720	11,213
2.917% due 11/25/2034 ●		3,522	3,540

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

3.817% due 05/25/2034 ●		654	652
Asset-Backed Funding Certificates Trust
2.652% due 12/25/2030 ●		719	709
2.842% due 03/25/2034 ^●		2,392	2,346
2.887% due 05/25/2032 ●		484	482
Asset-Backed Securities Corp. Home Equity Loan Trust
1.872% due 05/25/2037 ●		204	154
2.242% due 11/25/2035 ●		4,974	4,996
2.552% due 10/25/2034 ●		1	1
3.090% due 04/15/2033 ●		1,554	1,558
4.340% due 08/15/2033 ●		488	489
4.965% due 08/15/2032 ●		6,412	6,299
Avery Point CLO Ltd.
3.040% due 04/25/2026 ●		765	765
3.123% due 01/18/2025 ●		6,514	6,518
B2R Mortgage Trust 2.567% due 06/15/2049		15,168	15,178
Barings Euro CLO BV 1.050% due 07/27/2030	EUR	1,400	1,572
Bear Stearns Asset-Backed Securities Trust
1.902% due 04/25/2031 ●		$861	1,380
1.962% due 12/25/2036 ^●		3,571	3,999
1.982% due 05/25/2035 ●		398	399
1.992% due 12/25/2036 ●		8,114	8,124
2.032% due 06/25/2047 ●		7,500	7,449
2.132% due 05/25/2036 ^●		1,459	1,436
2.192% due 11/25/2034 ^●		1,389	1,268
2.192% due 02/25/2036 ●		10,000	9,990
2.242% due 12/25/2042 ●		108	108
2.432% due 12/25/2034 ●		4	4
2.452% due 10/25/2032 ●		803	807
2.592% due 10/27/2032 ●		773	758
2.767% due 08/25/2035 ●		1,401	1,405
2.792% due 10/25/2037 ●		194	195
2.792% due 11/25/2042 ●		147	148
2.842% due 08/25/2037 ●		6,298	5,492
2.917% due 02/25/2035 ●		3,950	3,978
3.338% due 10/25/2036 ~		893	611
4.276% due 07/25/2036 ~		74	75
4.850% due 06/25/2043 ~		404	409
5.500% due 01/25/2034 þ		25	25
Black Diamond CLO Ltd. 3.052% due 02/06/2026 ●		11,187	11,196
California Street CLO Ltd. 3.031% due 10/15/2025 ●		18,626	18,632
CARDS Trust
2.090% due 04/17/2023 ●		53,000	53,023
3.047% due 04/17/2023		53,300	53,429
CarMax Auto Owner Trust
2.690% due 07/15/2022		29,285	29,427
2.730% due 08/16/2021		8,005	8,013
Carrington Mortgage Loan Trust
1.852% due 01/25/2037 ●		368	356
1.952% due 10/25/2036 ●		4,578	3,700
2.042% due 10/25/2036 ●		5,363	4,385
2.052% due 02/25/2037 ●		53,326	50,203
Carvana Auto Receivables Trust 2.600% due 01/18/2022		11,713	11,731
Catamaran CLO Ltd. 3.403% due 10/18/2026 ●		6,016	6,018
CDC Mortgage Capital Trust 2.587% due 07/25/2034 ●		1,301	1,293
Cent CLO Ltd. 3.071% due 10/15/2026 ●		28,800	28,764
Chase Funding Trust
2.352% due 02/25/2033 ●		45	44
2.432% due 08/25/2032 ●		566	557
2.452% due 11/25/2032 ●		13	13
2.692% due 02/25/2032 ●		273	272
Chesapeake Funding LLC
2.110% due 08/15/2030 ●		18,097	18,085
3.230% due 08/15/2030		2,826	2,867
CIT Group Home Equity Loan Trust 2.842% due 09/25/2030 ●		1,310	1,304
CIT Mortgage Loan Trust 3.142% due 10/25/2037 ●		13,648	13,797
Citigroup Mortgage Loan Trust
1.932% due 12/25/2036 ●		511	509
1.952% due 12/25/2036 ●		11,703	8,145
1.962% due 07/25/2045 ●		9,920	7,841
1.982% due 05/25/2037 ●		11,947	9,047
2.042% due 08/25/2036 ●		21,793	21,506
2.052% due 01/25/2037 ●		6,000	5,994
2.052% due 07/25/2045 ●		4,740	3,785
2.062% due 05/25/2037 ●		17,700	17,327
2.242% due 11/25/2045 ●		2,384	2,377

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

4.552% due 10/25/2037 þ		2,884	2,960
5.764% due 01/25/2037 ^þ		1,133	781
6.351% due 05/25/2036 ^þ		2,712	1,494
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 2.722% due 05/25/2035 ●		3,900	3,907
Citigroup Mortgage Loan Trust, Inc. 2.527% due 09/25/2035 ^●		11,100	11,128
CLNC FL1 Ltd. 2.983% due 08/20/2035 ●		44,100	44,155
Commonbond Student Loan Trust 2.550% due 05/25/2041		8,229	8,175
Conseco Finance Corp.
6.240% due 12/01/2028		5	5
6.870% due 04/01/2030 ~		92	96
Conseco Finance Securitizations Corp. 7.490% due 07/01/2031 þ		273	303
Cork Street CLO Designated Activity Co. 0.760% due 11/27/2028 ●	EUR	17,400	19,521
Countrywide Asset-Backed Certificates
1.932% due 07/25/2037 ^●		$5,326	4,865
1.932% due 08/25/2037 ^●		15,606	14,374
1.932% due 08/25/2037 ●		778	767
1.942% due 01/25/2037 ●		5,912	5,793
1.942% due 05/25/2037 ●		9,553	9,499
1.952% due 01/25/2034 ●		518	517
1.952% due 12/25/2035 ^●		1,392	1,381
1.962% due 05/25/2037 ●		5,202	5,199
1.962% due 06/25/2047 ●		2,748	2,744
1.972% due 06/25/2047 ●		507	505
1.972% due 11/25/2047 ^●		2,662	2,349
2.012% due 09/25/2037 ^●		2,984	2,628
2.012% due 09/25/2047 ^●		30,028	26,356
2.022% due 10/25/2047 ●		6,598	6,381
2.082% due 06/25/2036 ●		4,133	4,140
2.082% due 08/25/2036 ●		4,770	4,777
2.092% due 06/25/2036 ●		1,855	1,860
2.092% due 07/25/2036 ●		2,801	2,805
2.132% due 04/25/2036 ●		41	41
2.132% due 12/25/2036 ^●		485	330
2.192% due 08/25/2034 ●		769	758
2.232% due 04/25/2036 ●		4,500	4,522
2.242% due 03/25/2036 ●		2,600	2,519
2.282% due 02/25/2036 ●		3,318	3,324
2.532% due 05/25/2032 ●		15	14
4.600% due 10/25/2046 ^~		4,737	4,645
4.738% due 10/25/2032 ^~		5,333	4,996
Countrywide Asset-Backed Certificates Trust
1.932% due 02/25/2037 ●		11,027	10,473
1.932% due 03/25/2037 ●		4,501	4,351
1.952% due 03/25/2037 ●		4,687	4,663
1.952% due 09/25/2046 ●		2,019	1,997
1.982% due 06/25/2047 ●		2,805	2,788
2.242% due 04/25/2036 ●		1,567	1,571
2.252% due 05/25/2036 ●		29,386	29,165
2.282% due 02/25/2036 ●		532	534
2.322% due 02/25/2036 ●		4,800	4,808
2.432% due 02/25/2036 ●		9,944	9,954
2.442% due 07/25/2035 ●		6,137	6,166
2.492% due 11/25/2035 ●		1,924	1,932
2.592% due 08/25/2047 ●		18,852	18,818
3.142% due 04/25/2035 ●		3,500	3,520
4.672% due 12/25/2034 ~		2,067	2,088
4.693% due 10/25/2035 ~		105	106
4.740% due 10/25/2035 ~		24	25
5.103% due 05/25/2035 þ		884	892
5.583% due 08/25/2035 ~		17,821	18,613
5.859% due 10/25/2046 ^~		3,825	3,629
Countrywide Asset-Backed Certificates Trust, Inc.
2.532% due 12/25/2034 ●		2,354	2,371
2.692% due 11/25/2034 ●		410	406
Credit Acceptance Auto Loan Trust 3.470% due 05/17/2027		13,500	13,672
Credit Suisse First Boston Mortgage Securities Corp.
2.532% due 08/25/2032 ●		1,877	1,832
3.442% due 05/25/2043 ●		415	415
Credit Suisse Mortgage Capital Trust
0.000% due 02/25/2056 ~		581,114	533,311
0.000% due 02/25/2056 (g)		131	130
Credit-Based Asset Servicing & Securitization LLC
1.912% due 07/25/2037 ●		347	231
2.892% due 04/25/2032 ●		42	42
2.932% due 07/25/2036 ●		401	401
6.780% due 05/25/2035 þ		1,207	1,231
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.753% due 03/25/2037 ^þ		5,599	3,234

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

Credit-Based Asset Servicing & Securitization Trust
1.852% due 11/25/2036 ●		108	66
1.942% due 11/25/2036 ●		10,426	6,471
2.042% due 04/25/2037 ●		980	753
Crown Point CLO Ltd. 2.942% due 07/17/2028 ●		15,100	15,032
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036 þ		1,616	602
5.720% due 09/25/2036 ^þ		2,258	1,211
6.172% due 06/25/2036 ^þ		1,971	905
CVP Cascade CLO Ltd. 3.151% due 01/16/2026 ●		4,836	4,837
Delta Funding Home Equity Loan Trust 2.560% due 09/15/2029 ●		152	151
Denali Capital CLO LLC 2.986% due 10/26/2027 ●		30,400	30,389
Driver Australia Trust 1.788% due 07/21/2026	AUD	8,697	6,103
Dryden Senior Loan Fund 2.886% due 10/15/2027 ●		$22,800	22,767
Educational Funding Co. LLC 2.190% due 10/25/2029 ●		263	262
EMC Mortgage Loan Trust
2.532% due 05/25/2040 ●		23	23
2.692% due 05/25/2043 ●		47	47
Enterprise Fleet Financing LLC 3.380% due 05/20/2024		19,093	19,374
EquiFirst Mortgage Loan Trust 2.542% due 01/25/2034 ●		18	18
Evergreen Credit Card Trust 1.900% due 09/15/2024		28,300	28,180
Exeter Automobile Receivables Trust
2.900% due 01/18/2022		371	371
3.050% due 12/15/2021		2,567	2,568
FAB UK Ltd. 1.360% due 12/06/2045 ●	GBP	5,546	7,005
Fieldstone Mortgage Investment Trust
1.868% due 11/25/2036 ●		$10,392	7,321
1.982% due 05/25/2036 ●		9,547	7,358
Figueroa CLO Ltd. 2.901% due 01/15/2027 ●		11,403	11,401
Finance America Mortgage Loan Trust 2.692% due 08/25/2034 ●		369	370
First Franklin Mortgage Loan Trust
1.952% due 04/25/2036 ●		3,525	3,437
2.032% due 08/25/2036 ●		6,077	5,487
2.032% due 10/25/2036 ●		5,552	4,401
2.242% due 11/25/2036 ●		5,029	5,050
2.282% due 07/25/2035 ●		1,808	1,819
2.527% due 12/25/2034 ●		2,263	2,405
2.992% due 01/25/2035 ●		2,690	2,708
3.217% due 10/25/2034 ●		1,497	1,495
First NLC Trust
1.081% due 05/25/2035 ●		1,376	1,342
1.932% due 08/25/2037 ●		3,238	2,056
2.072% due 08/25/2037 ●		1,833	1,189
Ford Credit Auto Lease Trust
2.710% due 12/15/2020		378	378
2.930% due 04/15/2021		15,729	15,742
Ford Credit Floorplan Master Owner Trust 2.840% due 03/15/2024		53,200	53,983
Fremont Home Loan Trust
1.852% due 01/25/2037 ●		33	19
1.892% due 08/25/2036 ●		421	177
1.922% due 11/25/2036 ●		45,242	20,405
1.942% due 01/25/2037 ●		14,800	8,482
1.952% due 08/25/2036 ●		8,634	3,656
1.962% due 02/25/2037 ●		54,792	27,375
2.032% due 02/25/2037 ●		20,807	10,588
2.042% due 05/25/2036 ●		12,420	8,541
2.062% due 04/25/2036 ●		3,100	2,770
2.122% due 01/25/2036 ●		15,754	15,419
2.527% due 07/25/2035 ●		1,318	1,322
2.722% due 07/25/2034 ●		141	141
2.857% due 06/25/2035 ●		6,400	6,407
Gateway Casinos & Entertainment Ltd. 5.000% due 03/12/2038 «	CAD	102,152	81,396
GE-WMC Mortgage Securities Trust 1.832% due 08/25/2036 ●		$7	4
GMAC Mortgage Corp. Home Equity Loan Trust 7.000% due 09/25/2037 ~		34	34
Gracechurch Card Funding PLC 2.140% due 07/15/2022 ●		39,500	39,524
Greenpoint Manufactured Housing 8.300% due 10/15/2026 ~		434	458

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

GSAA Home Equity Trust
1.862% due 03/25/2036 ●	52	27
1.892% due 03/25/2037 ●	642	294
1.912% due 04/25/2047 ●	3,607	3,445
1.912% due 05/25/2047 ●	5,111	3,901
1.962% due 09/25/2036 ●	10,634	4,403
1.972% due 05/25/2036 ●	16,395	6,871
1.972% due 07/25/2037 ●	2,050	1,999
2.092% due 03/25/2037 ●	2,510	1,497
2.092% due 05/25/2047 ●	299	237
2.162% due 06/25/2035 ●	373	374
2.242% due 08/25/2037 ●	3,489	3,428
3.883% due 03/25/2036 ~	7,050	4,543
GSAMP Trust
1.882% due 01/25/2037 ●	3,702	2,487
1.912% due 12/25/2036 ●	6,896	4,019
1.952% due 05/25/2046 ●	755	749
1.972% due 11/25/2035 ●	391	88
2.032% due 06/25/2036 ●	5,064	3,456
2.032% due 08/25/2036 ●	2,215	1,962
2.062% due 04/25/2036 ●	4,656	3,516
2.797% due 06/25/2035 ●	30	30
2.842% due 06/25/2034 ●	453	447
3.042% due 03/25/2034 ^●	3,513	2,958
3.112% due 12/25/2034 ^●	1,418	1,185
3.442% due 10/25/2034 ●	375	364
Halcyon Loan Advisors Funding Ltd. 3.053% due 10/22/2025 ●	23,496	23,507
Home Equity Asset Trust
2.392% due 11/25/2032 ●	154	149
2.887% due 05/25/2035 ●	3,300	3,313
Home Equity Loan Trust 2.022% due 04/25/2037 ●	10,381	9,866
Home Equity Mortgage Loan Asset-Backed Trust
1.912% due 04/25/2037 ●	1,329	972
2.002% due 04/25/2037 ●	4,275	3,168
HSI Asset Loan Obligation Trust 1.852% due 12/25/2036 ●	113	50
HSI Asset Securitization Corp. Trust
1.842% due 10/25/2036 ●	178	94
1.902% due 12/25/2036 ●	572	221
1.962% due 12/25/2036 ●	5,214	2,018
2.182% due 11/25/2035 ●	4,873	4,813
ICG U.S. CLO Ltd. 2.851% due 01/16/2028 ●	12,600	12,557
IMC Home Equity Loan Trust
5.690% due 07/25/2026 ~	16	15
7.310% due 11/20/2028	13	13
7.520% due 08/20/2028	13	14
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 2.652% due 10/25/2033 ●	494	493
IXIS Real Estate Capital Trust 2.422% due 02/25/2036 ●	4,668	4,702
Jamestown CLO Ltd.
2.691% due 07/15/2026 ●	11,168	11,160
2.871% due 01/15/2028 ●	26,100	26,074
3.222% due 01/17/2027 ●	12,284	12,287
JPMorgan Mortgage Acquisition Trust
1.872% due 08/25/2036 ●	245	137
1.902% due 08/25/2036 ●	31	23
1.942% due 08/25/2036 ●	30	30
1.952% due 01/25/2036 ●	1,003	1,002
1.952% due 06/25/2036 ●	349	350
1.952% due 07/25/2036 ^●	6,622	2,738
1.962% due 04/25/2036 ●	1,535	1,537
1.982% due 03/25/2047 ●	25,151	24,736
2.002% due 03/25/2037 ●	1,650	1,652
2.032% due 08/25/2036 ●	3,000	2,970
2.052% due 07/25/2036 ●	6,909	6,838
2.052% due 03/25/2037 ●	5,600	5,497
2.062% due 04/25/2036 ●	5,337	5,309
6.337% due 08/25/2036 ^þ	2,143	1,592
LA Arena Funding LLC 7.656% due 12/15/2026	33	35
Legacy Mortgage Asset Trust
0.000% due 07/25/2057 (g)	168,217	167,581
0.000% due 01/25/2058 ~	174	172
3.146% due 12/25/2056 ~	594,533	547,411
3.612% due 02/25/2058 ~	130,231	132,449
3.798% due 12/26/2057 ~	568,763	581,804
3.943% due 01/25/2058 ~	43,655	44,447
Lehman ABS Mortgage Loan Trust
1.882% due 06/25/2037 ●	7,086	5,146
1.992% due 06/25/2037 ●	3,825	2,822
Lehman XS Trust
1.962% due 10/25/2036 ●	492	516

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

1.962% due 01/25/2037 ●	850	849
LoanCore Issuer Ltd. 2.870% due 05/15/2028 ●	24,000	24,001
Long Beach Mortgage Loan Trust
1.952% due 12/25/2036 ●	27,902	20,876
2.312% due 08/25/2045 ●	7,117	7,000
2.352% due 10/25/2034 ●	11	10
2.552% due 08/25/2045 ●	1,654	1,658
2.842% due 06/25/2035 ●	8,900	8,911
3.067% due 02/25/2035 ●	4,500	4,526
Loomis Sayles CLO Ltd. 2.901% due 04/15/2028 ●	10,500	10,450
Massachusetts Educational Financing Authority 2.890% due 04/25/2038 ●	1,365	1,360
MASTR Asset-Backed Securities Trust
1.842% due 01/25/2037 ●	97	38
1.942% due 08/25/2036 ●	5,282	2,748
2.032% due 03/25/2036 ●	8,047	6,055
2.032% due 10/25/2036 ●	5,034	4,740
2.292% due 10/25/2035 ^●	10,381	10,055
2.722% due 06/25/2035 ●	8,620	8,630
5.471% due 11/25/2035 þ	375	353
5.719% due 02/25/2036 þ	803	783
Merrill Lynch First Franklin Mortgage Loan Trust 1.962% due 04/25/2037 ●	3,025	1,784
Merrill Lynch Mortgage Investors Trust
1.852% due 11/25/2037 ●	1,850	936
1.902% due 08/25/2037 ●	10,212	6,523
1.912% due 02/25/2037 ●	1,061	449
1.942% due 08/25/2037 ●	42,768	27,523
1.942% due 11/25/2037 ●	13,177	6,832
1.962% due 07/25/2037 ●	5,687	3,178
2.032% due 08/25/2037 ●	2,138	1,399
2.052% due 03/25/2037 ●	49,242	46,464
2.052% due 04/25/2037 ●	3,331	2,063
2.112% due 03/25/2037 ●	13,205	12,536
2.242% due 02/25/2047 ●	20,142	14,733
MESA Trust 2.592% due 12/25/2031 ●	441	439
Mid-State Capital Corp. Trust 6.005% due 08/15/2037	186	200
Mid-State Trust 7.791% due 03/15/2038	1,494	1,653
Morgan Stanley ABS Capital, Inc. Trust
1.842% due 07/25/2036 ●	166	85
1.852% due 12/25/2036 ●	3,013	1,825
1.852% due 05/25/2037 ●	1,361	1,244
1.882% due 01/25/2037 ●	6,509	3,935
1.892% due 11/25/2036 ●	1,739	1,197
1.902% due 03/25/2037 ●	7,451	4,100
1.932% due 11/25/2036 ●	17,019	10,752
1.932% due 05/25/2037 ●	5,493	4,308
1.942% due 06/25/2036 ●	8,551	5,943
1.942% due 09/25/2036 ●	18,309	8,721
1.942% due 10/25/2036 ●	15,656	10,095
1.942% due 11/25/2036 ●	19,235	13,323
1.942% due 12/25/2036 ●	2,430	1,489
1.952% due 09/25/2036 ●	4,381	2,412
1.972% due 03/25/2037 ●	28,707	15,947
1.992% due 02/25/2037 ●	2,464	1,502
2.022% due 10/25/2036 ●	1,873	1,221
2.022% due 11/25/2036 ●	17,312	12,109
2.042% due 08/25/2036 ●	18,228	11,304
2.042% due 12/25/2036 ●	10,541	6,539
2.042% due 05/25/2037 ●	2,438	2,257
2.132% due 03/25/2037 ●	3,703	2,101
2.152% due 02/25/2037 ●	4,408	2,090
2.437% due 09/25/2035 ●	1,794	1,793
2.527% due 07/25/2035 ●	6,100	6,056
2.722% due 11/25/2034 ●	9,922	9,898
2.737% due 06/25/2034 ●	1,534	1,542
2.792% due 03/25/2033 ●	895	888
2.812% due 08/25/2034 ●	157	158
Morgan Stanley Dean Witter Capital, Inc. Trust
3.067% due 09/25/2032 ●	1,307	1,311
3.142% due 02/25/2033 ●	780	784
Morgan Stanley Home Equity Loan Trust
1.892% due 12/25/2036 ●	18,013	10,244
1.952% due 04/25/2036 ●	6,466	5,122
Morgan Stanley IXIS Real Estate Capital Trust
1.842% due 11/25/2036 ●	6	3
1.942% due 07/25/2036 ●	10,121	5,196
2.022% due 07/25/2036 ●	31,036	16,247
Morgan Stanley Mortgage Loan Trust
1.872% due 11/25/2036 ●	3,887	1,686
1.912% due 04/25/2037 ●	6,237	2,821

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

2.022% due 02/25/2037 ●	582	262
2.152% due 04/25/2037 ●	3,022	1,403
3.157% due 11/25/2036 ^●	1,950	947
5.577% due 10/25/2046 ^þ	2,879	1,153
5.726% due 10/25/2036 ^þ	1,340	639
5.750% due 04/25/2037 ^~	797	535
6.000% due 02/25/2037 ^~	642	501
Mountain Hawk CLO Ltd. 3.203% due 04/18/2025 ●	27,946	27,955
Mountain View CLO Ltd. 2.801% due 10/15/2026 ●	7,815	7,811
Navient Private Education Loan Trust
2.090% due 12/15/2059 ●	2,933	2,932
3.610% due 12/15/2059	11,900	12,264
Navient Private Education Refi Loan Trust
2.180% due 08/15/2068	10,959	10,966
3.010% due 06/16/2042	16,983	17,032
Navient Student Loan Trust 3.430% due 12/15/2059	15,749	15,847
Nelnet Student Loan Trust 2.392% due 03/25/2030 ●	6,216	6,196
New Century Home Equity Loan Trust
2.272% due 10/25/2035 ●	2,299	2,248
2.467% due 03/25/2035 ●	2,615	2,625
2.677% due 05/25/2034 ●	1,180	1,183
4.792% (US0001M + 3.000%) due 01/25/2033 ^~	2,608	2,366
Nissan Auto Lease Trust 2.710% due 07/15/2021	14,357	14,409
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.122% due 10/25/2036 ^●	23,493	7,766
2.192% due 02/25/2037 ^●	2,151	829
2.282% due 05/25/2035 ●	1,993	2,003
6.032% due 10/25/2036 ^þ	3,038	1,171
NovaStar Mortgage Funding Trust
1.892% due 01/25/2037 ●	4,323	2,048
1.942% due 09/25/2036 ●	17,191	9,395
1.942% due 03/25/2037 ●	4,701	2,377
1.962% due 11/25/2036 ●	10,407	4,537
1.972% due 03/25/2037 ●	3,891	1,978
2.002% due 01/25/2037 ●	19,448	9,403
2.042% due 10/25/2036 ●	5,563	3,626
2.092% due 06/25/2036 ●	2,520	2,119
2.502% due 12/25/2033 ●	437	435
2.617% due 06/25/2034 ●	66	66
3.667% due 03/25/2035 ●	9,200	9,247
OCP CLO Ltd. 2.852% due 04/17/2027 ●	6,240	6,236
Octagon Investment Partners Ltd. 3.101% due 04/15/2026 ●	1,951	1,951
OHA Credit Partners Ltd. 2.976% due 10/20/2025 ●	4,004	4,006
OneMain Direct Auto Receivables Trust
2.310% due 12/14/2021	685	685
3.430% due 12/16/2024	64,800	65,669
OneMain Financial Issuance Trust 2.370% due 09/14/2032	36,352	36,351
Option One Mortgage Loan Trust
1.892% due 01/25/2037 ●	11,947	8,044
1.932% due 01/25/2037 ●	26,893	18,218
1.962% due 05/25/2037 ●	4,671	3,052
1.972% due 04/25/2037 ●	8,031	5,259
2.012% due 01/25/2037 ●	10,112	6,934
2.012% due 04/25/2037 ●	23,528	18,591
2.032% due 04/25/2037 ●	3,430	2,448
2.042% due 03/25/2037 ●	1,597	1,020
2.042% due 07/25/2037 ●	3,567	2,708
2.122% due 04/25/2037 ●	2,581	1,698
2.152% due 01/25/2036 ●	6,600	6,138
Option One Mortgage Loan Trust Asset-Backed Certificates
2.252% due 11/25/2035 ●	21,800	21,425
2.647% due 10/25/2032 ●	2,560	2,559
OSCAR U.S. Funding Trust LLC 2.205% due 04/12/2021 ●	1,127	1,127
Ownit Mortgage Loan Trust 2.392% due 10/25/2036 ^●	3,196	3,119
Palmer Square CLO Ltd. 2.760% due 08/15/2026 ●	22,012	22,028
Palmer Square Loan Funding Ltd.
2.651% due 07/15/2026 ●	31,360	31,325
2.936% due 04/20/2027 ●	7,391	7,392
Panhandle-Plains Higher Education Authority, Inc. 3.229% due 10/01/2035 ●	9,654	9,632
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 3.592% due 12/25/2034 ●	13,859	14,177
Penarth Master Issuer PLC
2.125% due 03/18/2022 ●	11,500	11,505

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

2.195% due 09/18/2022 ●		46,000	46,016
People’s Choice Home Loan Securities Trust
2.512% due 05/25/2035 ^●		1,007	998
2.737% due 05/25/2035 ^●		7,000	6,427
3.142% due 01/25/2035 ●		4,447	4,362
People’s Financial Realty Mortgage Securities Trust 1.932% due 09/25/2036 ●		20,652	8,069
Popular ABS Mortgage Pass-Through Trust
2.002% due 01/25/2037 ●		7,000	6,829
2.422% due 06/25/2035 ●		3,676	3,678
RAAC Trust
2.058% due 11/25/2046 ●		11,160	10,724
2.062% due 05/25/2036 ●		844	836
2.092% due 06/25/2044 ●		2,124	1,949
2.132% due 02/25/2036 ●		2,654	2,662
2.192% due 06/25/2047 ●		790	792
Renaissance Home Equity Loan Trust
2.152% due 11/25/2034 ●		286	273
2.492% due 08/25/2032 ●		104	100
2.672% due 08/25/2033 ●		51	51
5.893% due 06/25/2037 ^þ		8,030	3,498
5.906% due 06/25/2037 þ		8,997	3,928
Residential Asset Mortgage Products Trust
2.082% due 02/25/2036 ●		3,540	3,546
2.092% due 03/25/2036 ●		18,332	18,059
4.342% due 12/25/2034 ●		1,898	1,928
Residential Asset Securities Corp. Trust
1.922% due 11/25/2036 ●		9,187	8,376
1.942% due 08/25/2036 ●		727	695
1.962% due 11/25/2036 ●		3,602	3,341
1.972% due 04/25/2036 ●		356	357
2.032% due 10/25/2036 ●		2,520	2,467
2.062% due 05/25/2037 ●		1,560	1,556
2.072% due 04/25/2036 ●		4,200	4,112
2.202% due 01/25/2036 ●		1,365	1,366
2.372% due 06/25/2033 ●		1,177	1,103
2.382% due 09/25/2035 ●		5,000	5,016
2.452% due 11/25/2035 ●		1,725	1,732
2.617% due 07/25/2034 ●		831	826
2.887% due 03/25/2035 ●		2,803	2,786
Residential Mortgage Loan Trust 3.292% due 09/25/2029 ●		5	5
SACO Trust 2.212% due 03/25/2036 ^●		19	19
Santander Retail Auto Lease Trust 2.720% due 01/20/2022		33,334	33,556
Saxon Asset Securities Trust 1.962% due 10/25/2046 ●		10,608	10,450
Securitized Asset-Backed Receivables LLC Trust
1.852% due 12/25/2036 ^●		261	83
1.922% due 05/25/2037 ^●		699	537
1.952% due 07/25/2036 ●		2,771	1,455
2.032% due 07/25/2036 ●		3,563	1,908
2.042% due 03/25/2036 ●		11,780	8,315
2.042% due 05/25/2036 ●		12,891	8,178
2.752% due 01/25/2036 ^●		3,258	2,652
Securitized Term Auto Receivables Trust 3.060% due 02/25/2021		2,722	2,726
Seneca Park CLO Ltd. 3.122% due 07/17/2026 ●		9,035	9,041
SG Mortgage Securities Trust 1.942% due 10/25/2036 ●		20,988	19,591
SLC Student Loan Trust
2.004% due 03/15/2027 ●		8,644	8,580
2.070% due 05/15/2023 ●		193	193
2.794% due 06/15/2021 ●		3,588	3,508
SLM Private Credit Student Loan Trust 2.094% due 06/15/2023 ●		6,399	6,384
SLM Private Education Loan Trust
3.990% due 06/16/2042 ●		11,337	11,415
SLM Student Loan Trust
0.000% due 12/15/2023 ●	EUR	4	4
0.000% due 06/17/2024 ●		2,676	2,993
2.050% due 10/27/2025 ●		$104	104
2.060% due 01/25/2027 ●		44,948	44,598
2.090% due 10/25/2029 ●		12,262	12,069
2.270% due 01/25/2022 ●		6,844	6,651
2.364% due 12/15/2027 ●		37,539	37,508
2.444% due 12/15/2025 ●		22,905	22,812
2.840% due 07/25/2023 ●		544	537
3.640% due 07/25/2023 ●		932	939
SMB Private Education Loan Trust 2.090% due 03/16/2026 ●		3,752	3,750
SoFi Alternative Trust 4.500% due 05/16/2050 ~		264,865	274,697

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

SoFi Consumer Loan Program LLC 3.050% due 12/26/2025	2,411	2,415
SoFi Consumer Loan Program Trust 3.010% due 04/25/2028	13,983	14,089
SoFi Professional Loan Program LLC
3.020% due 02/25/2040	5,692	5,761
3.092% due 02/25/2040 ●	3,198	3,230
SoFi Professional Loan Program Trust 2.640% due 08/25/2047	7,825	7,838
Soundview Home Loan Trust
1.902% due 01/25/2037 ●	3,915	3,123
1.952% due 11/25/2036 ●	3,411	3,369
1.952% due 01/25/2037 ●	3,737	3,000
1.972% due 02/25/2037 ●	9,245	3,473
1.972% due 08/25/2037 ●	2,527	2,441
2.052% due 02/25/2037 ●	11,928	4,572
2.072% due 05/25/2036 ●	5,000	4,906
2.617% due 06/25/2035 ●	1,237	1,240
South Carolina Student Loan Corp. 2.907% due 09/03/2024 ●	295	296
Specialty Underwriting & Residential Finance Trust
1.892% due 11/25/2037 ●	532	373
2.142% due 03/25/2037 ●	3,769	1,961
2.392% due 12/25/2036 ●	4,182	4,112
2.542% due 06/25/2036 ●	468	471
2.692% due 06/25/2036 ●	18,300	17,508
2.767% due 12/25/2035 ●	2,322	2,328
3.825% due 02/25/2037 ^þ	6,737	3,681
3.825% due 02/25/2037 þ	31,558	17,250
Staniford Street CLO Ltd. 3.074% due 06/15/2025 ●	806	806
Structured Asset Investment Loan Trust
1.942% due 06/25/2036 ●	1,402	1,374
1.942% due 09/25/2036 ●	16,263	15,849
2.392% due 01/25/2036 ●	5,975	5,981
2.492% due 04/25/2033 ●	764	753
2.692% due 05/25/2035 ●	9,400	9,347
2.722% due 09/25/2034 ●	355	350
2.722% due 01/25/2035 ●	35,190	35,215
2.792% due 09/25/2034 ●	267	268
2.917% due 01/25/2035 ●	3,957	3,535
2.992% due 12/25/2034 ●	6,195	6,219
3.172% due 04/25/2033 ●	129	130
3.367% due 01/25/2035 ●	4,313	2,268
3.517% due 01/25/2035 ^●	2,859	497
Structured Asset Securities Corp. Mortgage Loan Trust
1.972% due 01/25/2037 ●	2,971	1,607
2.042% due 09/25/2036 ●	4,500	4,471
2.062% due 04/25/2036 ●	12,913	12,517
2.092% due 06/25/2035 ●	960	955
2.242% due 05/25/2037 ●	3,486	3,374
2.792% due 08/25/2037 ●	9,873	9,928
4.342% due 12/25/2034 ●	838	840
Sudbury Mill CLO Ltd. 3.152% due 01/17/2026 ●	7,105	7,109
Telos CLO Ltd. 3.272% due 01/17/2027 ●	16,868	16,878
TICP CLO Ltd. 2.806% due 04/20/2028 ●	29,400	29,289
TPG Real Estate Finance 2.890% due 10/15/2034 ●	61,100	61,146
Triaxx Prime CDO Ltd. 1.969% due 10/02/2039 ●	28,143	13,767
Utah State Board of Regents 2.542% due 01/25/2057 ●	52,453	52,081
VB-S1 Issuer LLC 3.065% due 06/15/2046	9,600	9,661
Venture CLO Ltd. 2.714% due 02/28/2026 ●	31,006	30,956
Vericrest Opportunity Loan Transferee LLC 3.125% due 09/25/2047 þ	17,709	17,770
Volkswagen Auto Loan Enhanced Trust 3.050% due 08/20/2021	9,141	9,167
WaMu Asset-Backed Certificates WaMu Trust 2.042% due 04/25/2037 ●	12,378	6,497
Washington Mutual Asset-Backed Certificates Trust 1.852% due 10/25/2036 ●	1,736	904
Westlake Automobile Receivables Trust 2.840% due 09/15/2021	3,912	3,913
World Omni Automobile Lease Securitization Trust 2.590% due 11/16/2020	837	838

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

Z Capital Credit Partners CLO Ltd. 2.951% due 07/16/2027 ●		16,900	16,837
Total Asset-Backed Securities (Cost $5,656,712)			5,838,075
SOVEREIGN ISSUES 5.8%
Argentina Government International Bond 56.589% (ARLLMONP) due 06/21/2020 ~(a)	ARS	18,270	165
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	19,300	23,273
4.950% due 02/11/2020		12,731	14,358
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2020 (g)	BRL	4,139,696	1,018,368
0.000% due 07/01/2020 (g)		4,332,872	1,055,148
Development Bank of Japan, Inc.
1.625% due 09/01/2021		$2,800	2,788
2.125% due 09/01/2022		22,900	22,997
Hong Kong Government International Bond 2.500% due 05/28/2024		1,000	1,020
Israel Government International Bond
3.250% due 01/17/2028 (n)		8,300	8,933
4.125% due 01/17/2048		4,000	4,642
Italy Buoni Poliennali Del Tesoro
1.750% due 07/01/2024 (n)	EUR	89,000	105,143
3.100% due 03/01/2040 (n)		9,200	11,840
3.850% due 09/01/2049 (n)		6,000	8,733
Ivory Coast Government International Bond 5.875% due 10/17/2031		20,800	24,296
Japan Finance Organization for Municipalities
2.625% due 04/20/2022		$79,300	80,399
3.375% due 09/27/2023		55,800	58,532
Korea Housing Finance Corp. 0.750% due 10/30/2023	EUR	32,600	37,545
Korea Hydro & Nuclear Power Co. Ltd. 3.750% due 07/25/2023		$25,100	26,363
Kuwait International Government Bond 2.750% due 03/20/2022		21,700	22,066
New South Wales Treasury Corp.
2.750% due 11/20/2025 (i)	AUD	1,322	1,070
6.000% due 03/01/2022		165	128
Peru Government International Bond
5.350% due 08/12/2040	PEN	87,100	26,511
5.400% due 08/12/2034		46,700	14,839
5.940% due 02/12/2029		106,000	36,093
Poland Government International Bond 4.000% due 01/22/2024		$15	16
Province of Alberta 2.050% due 08/17/2026		6,000	5,975
Province of Quebec 3.500% due 12/01/2022	CAD	68,053	54,798
Provincia de Buenos Aires 52.270% (BADLARPP + 3.750%) due 04/12/2025 ~(a)	ARS	440,953	3,345
Qatar Government International Bond
3.375% due 03/14/2024		$32,500	34,061
3.875% due 04/23/2023		42,900	45,355
4.000% due 03/14/2029		21,100	23,590
4.500% due 04/23/2028		12,200	14,001
Queensland Treasury Corp. 4.250% due 07/21/2023	AUD	455	353
Spain Government International Bond
0.600% due 10/31/2029 (n)	EUR	253,948	288,692
1.400% due 07/30/2028 (n)		97,900	119,515
1.450% due 04/30/2029 (n)		397,900	487,975
1.850% due 07/30/2035 (n)		139,000	178,449
2.700% due 10/31/2048 (n)		42,800	63,854
Tokyo Metropolitan Government
2.000% due 05/17/2021		$400	400
2.500% due 06/08/2022		4,500	4,553
Total Sovereign Issues (Cost $3,859,736)			3,930,182
		SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (e)		775,108	4
Urbi Desarrollos Urbanos S.A.B. de C.V. (e)		184,993	9

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

Total Common Stocks (Cost $15,195)			13
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 «(e)		8,712,560	0
6.250% due 07/14/2033 «(e)		475,440	0
Total Convertible Preferred Securities (Cost $0)			0
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 ●(j)(k)		21,600,000	24,432
8.875% due 04/14/2021 ●(j)(k)		6,400,000	7,885
CoBank ACB 6.250% (US0003M + 4.557%) due 10/01/2022 ~(j)		40,000	4,220
Encina Private Credit LLC «		3,411	0
Wells Fargo & Co. 5.664% (US0003M + 3.770%) due 03/15/2020 ~(j)		68,843,000	69,789
Total Preferred Securities (Cost $104,911)			106,326
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.5%
CERTIFICATES OF DEPOSIT 0.2%
Barclays Bank PLC 2.373% (US0003M + 0.450%) due 10/15/2020 ~		$104,880	104,892
Lloyds Bank Corporate Markets PLC 2.512% (US0003M + 0.500%) due 10/26/2020 ~		36,890	36,970
			141,862
REPURCHASE AGREEMENTS (m) 0.3%			171,235
ARGENTINA TREASURY BILLS 0.0%
191.695% due 02/26/2020 - 05/13/2020 (f)(g)	ARS	288,640	3,441
CZECH REPUBLIC TREASURY BILLS 0.0%
(0.101)% due 01/10/2020 (g)(h)	CZK	289,000	12,746
MEXICO TREASURY BILLS 0.0%
7.138% due 01/09/2020 (g)(h)	MXN	331,300	17,501
U.S. TREASURY BILLS 0.0%
1.549% due 01/16/2020 - 02/06/2020 (f)(g)(p)(r)		$14,033	14,014
Total Short-Term Instruments (Cost $361,857)			360,799
Total Investments in Securities (Cost $96,318,937)			97,796,659
		SHARES
INVESTMENTS IN AFFILIATES 9.5%
SHORT-TERM INSTRUMENTS 9.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.5%
PIMCO Short Asset Portfolio		519,969,196	5,176,813
PIMCO Short-Term Floating NAV Portfolio III		119,988,830	1,187,050
Total Short-Term Instruments (Cost $6,390,961)			6,363,863
Total Investments in Affiliates (Cost $6,390,961)			6,363,863
Total Investments 155.1% (Cost $102,709,898)			$104,160,522
Financial Derivative Instruments (o)(q) (0.5)%(Cost or Premiums, net $(92,654))			(302,568)
Other Assets and Liabilities, net (54.6)%			(36,696,971)
Net Assets 100.0%			$67,160,983

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	The group contains securities in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only securities.
(b)	Principal only securities.
(c)	Payment in-kind bond securities.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Coupon represents a yield to maturity.
(i)	Principal amount of security is adjusted for inflation.
(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	Contingent convertible security.
(l)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CIMIC Group Ltd.	0.000%	02/12/2020	09/04/2019	$164,077	$164,048	0.24%
CIMIC Group Ltd.	0.000	01/07/2020	07/29/2019	66,891	66,919	0.10
CIMIC Group Ltd.	0.000	03/09/2020	12/18/2019	45,374	45,388	0.07
CIMIC Group Ltd.	0.000	03/18/2020	12/18/2019	32,361	32,366	0.05
CIMIC Group Ltd.	0.000	02/06/2020	09/04/2019	30,538	30,536	0.05
CIMIC Group Ltd.	0.000	01/23/2020	09/04/2019	16,965	16,968	0.03
CIMIC Group Ltd.	0.000	05/22/2020	12/18/2019	16,929	16,897	0.03
GHH Holdings Ltd.	2.611	12/04/2024	10/10/2018	65,677	66,313	0.10
Hotel (PL Property) Ltd.	2.685	02/07/2023	07/09/2018	47,700	47,713	0.07
Lloyds Banking Group PLC	3.870	09/02/2021	05/22/2018	14,161	14,252	0.02
Lloyds Banking Group PLC	3.870	09/02/2020	05/22/2018	14,161	14,200	0.02
PKY- San Felipe Plaza LP	0.000	12/09/2021	12/05/2018 – 05/23/2019	122,000	122,222	0.18
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	15,000	16,054	0.02
Tawny Funding S.A.	3.150	03/16/2023	08/28/2018	210,365	201,862	0.30
				$862,199	$855,738	1.27%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(m)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	1.600%	12/31/2019	01/02/2020		$114,800	U.S. Treasury Notes 2.875% due 05/15/2028	$(116,780)	$114,800	$114,810
MSC	(0.150)	12/10/2019	01/06/2020	JPY	6,131,997	Japan Government International Bond 0.300% due 06/20/2039	(56,195)	56,435	56,430
Total Repurchase Agreements							$(172,975)	$171,235	$171,240

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
AZD	1.930%	12/17/2019	03/17/2020		$(269,255)	$(269,486)
	1.930	12/18/2019	03/18/2020		(262,885)	(263,096)
BCY	0.850	11/22/2019	TBD(3)		(13,317)	(13,330)
BOM	1.830	10/24/2019	03/31/2020		(50,625)	(50,805)
	1.850	12/27/2019	02/06/2020		(65,906)	(65,927)
	1.870	10/30/2019	01/30/2020		(329,481)	(330,576)
	1.870	01/02/2020	02/10/2020		(17,496)	(17,496)
	1.910	11/21/2019	02/21/2020		(45,928)	(46,030)
	1.910	01/02/2020	02/21/2020		(127,549)	(127,549)
	1.990	10/25/2019	01/06/2020		(236,385)	(237,287)
	1.990	10/25/2019	01/07/2020		(80,105)	(80,410)
	1.990	11/29/2019	01/07/2020		(331)	(332)
	1.990	01/02/2020	01/07/2020		(564)	(564)
	2.100	12/13/2019	01/13/2020		(278,799)	(279,124)
	2.100	01/02/2020	01/13/2020		(25,961)	(25,961)
	2.170	12/17/2019	01/13/2020		(405,618)	(406,010)
BOS	1.970	11/18/2019	02/18/2020		(432,724)	(433,790)
	1.970	12/19/2019	01/14/2020		(18,186)	(18,200)
BPS	2.080	01/02/2020	02/03/2020		(7,702)	(7,702)
	2.140	12/18/2019	01/02/2020		(7,694)	(7,701)
BRC	1.000	11/01/2019	TBD(3)		(40,807)	(40,877)
	1.550	12/16/2019	TBD(3)		(13,078)	(13,087)
	1.700	11/01/2019	TBD(3)		(15,766)	(15,812)
BSN	2.050	12/13/2019	01/13/2020		(225,750)	(226,007)
	2.100	12/17/2019	01/13/2020		(572,659)	(573,193)
CIB	1.880	01/02/2020	01/06/2020		(2,498)	(2,498)
	1.970	01/02/2020	02/19/2020		(202,043)	(202,043)
	2.000	01/02/2020	01/06/2020		(156,420)	(156,420)
CSN	1.920	11/13/2019	02/11/2020		(530,640)	(532,055)
DBL	(0.490)	11/19/2019	02/27/2020	EUR	(217,486)	(243,810)
FAR	1.880	11/13/2019	02/11/2020		$(374,443)	(375,421)
	2.090	12/20/2019	01/21/2020		(463,829)	(464,179)
GRE	1.920	12/27/2019	02/14/2020		(49,910)	(49,926)
	2.000	12/27/2019	02/04/2020		(1,193)	(1,194)
IND	(0.390)	11/19/2019	02/27/2020	EUR	(33,540)	(37,604)
	1.870	01/02/2020	02/04/2020		$(174,622)	(174,622)
	1.950	01/02/2020	01/16/2020		(186,190)	(186,190)
	1.970	01/02/2020	01/14/2020		(160,210)	(160,210)
	2.070	12/12/2019	01/10/2020		(390,692)	(391,164)
	2.070	12/18/2019	01/10/2020		(282,929)	(283,173)
JML	(0.250)	11/19/2019	02/27/2020	EUR	(110,277)	(123,661)
	(0.130)	11/19/2019	02/27/2020		(218,040)	(244,537)
JPS	1.250	11/18/2019	TBD(3)		$(22,709)	(22,744)
	2.000	11/19/2019	01/21/2020		(166,009)	(166,415)
	2.100	12/09/2019	01/15/2020		(199,063)	(199,341)
MSC	(0.050)	12/03/2019	01/06/2020	JPY	(6,003,371)	(55,249)
NOM	1.700	11/01/2019	TBD(3)		$(1,054)	(1,057)
	1.700	11/01/2019	10/29/2021		(497)	(498)
NXN	1.850	11/05/2019	01/15/2020		(115,265)	(115,609)
	1.860	11/07/2019	01/16/2020		(81,584)	(81,820)
RCY	1.970	11/12/2019	01/13/2020		(2,213,220)	(2,219,397)
	1.980	11/19/2019	02/20/2020		(305,875)	(306,615)
	2.050	12/27/2019	02/10/2020		(197,538)	(197,605)
SGY	1.950	11/19/2019	01/21/2020		(584,057)	(585,449)
	1.950	12/12/2019	01/21/2020		(433,041)	(433,534)
SOG	(0.420)	11/13/2019	02/27/2020	EUR	(175,914)	(197,209)
	(0.390)	11/13/2019	02/27/2020		(160,189)	(179,588)
	(0.380)	11/13/2019	02/27/2020		(95,304)	(106,846)
	(0.370)	11/13/2019	02/27/2020		(7,954)	(8,918)
SWA	(0.300)	11/19/2019	02/27/2020		(110,462)	(123,861)
WFS	1.930	11/20/2019	02/19/2020		$(1,309,369)	(1,312,387)
	1.950	11/18/2019	01/21/2020		(686,030)	(687,702)
	1.950	12/19/2019	01/21/2020		(172,839)	(172,970)
Total Reverse Repurchase Agreements						$(14,353,873)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions
BCY	1.100%	12/31/2019	01/02/2020	$(114,789)	$(114,796)
Total Sale-Buyback Transactions					$(114,796)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (17.1)%
Uniform Mortgage-Backed Security, TBA	4.000%	01/01/2035	$19,000	$(19,787)	$(19,820)
Uniform Mortgage-Backed Security, TBA	4.000	01/01/2050	4,590,380	(4,764,930)	(4,773,670)
Uniform Mortgage-Backed Security, TBA	4.000	02/01/2050	4,502,688	(4,676,072)	(4,684,411)
Uniform Mortgage-Backed Security, TBA	4.000	03/01/2050	506,000	(525,983)	(526,342)
Uniform Mortgage-Backed Security, TBA	4.500	01/01/2050	421,900	(443,903)	(444,192)
Uniform Mortgage-Backed Security, TBA	4.500	02/01/2050	979,055	(1,030,232)	(1,031,359)
Total Short Sales (17.1)%				$(11,460,907)	$(11,479,794)

(n)	Securities with an aggregate market value of $14,558,887 and cash of $897 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(7,042,146) at a weighted average interest rate of 2.009%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	$110.500	02/21/2020	47,433	$47,433	$408	$47
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	110.750	02/21/2020	46,845	46,845	403	47
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	111.000	02/21/2020	53,094	53,094	457	53
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	112.500	02/21/2020	679	679	6	1
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	117.500	02/21/2020	15,379	15,379	132	15
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	118.000	02/21/2020	8,125	8,125	70	8
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	118.500	02/21/2020	3,895	3,895	33	4
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	119.000	02/21/2020	4,835	4,835	42	5
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	119.500	02/21/2020	1,534	1,534	13	2
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	149.000	02/21/2020	1,665	1,665	14	2
Call - CBOT U.S. Treasury 10-Year Note March 2020 Futures	149.500	02/21/2020	1,245	1,245	11	1
Call - CBOT U.S. Treasury 30-Year Bond March 2020 Futures	195.000	02/21/2020	8,544	8,544	73	9
Put - CBOT U.S. Treasury Ultra Long-Term Bond March 2020 Futures	120.000	02/21/2020	8,480	8,480	73	8
Total Purchased Options					$1,735	$202

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note February 2020 Futures	$130.000	01/24/2020	5,952	$5,952	$(1,853)	$(465)
Total Written Options					$(1,853)	$(465)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 114.100 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	16,425	$92	$(9)	$0	$0
Call Options Strike @ EUR 140.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	10,829	61	(6)	0	0
Call Options Strike @ EUR 190.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	10,293	115	(6)	0	0
Call Options Strike @ GBP 167.000 United Kingdom Gilt March 2020 Futures (1)	02/2020	7,280	0	(101)	0	0
Euro-BTP Italy Government Bond March Futures	03/2020	41,918	6,337,657	(30,815)	0	(15,074)
Euro-Bund 10-Year Bond March Futures	03/2020	38,453	7,353,699	(99,962)	0	(48,309)
Euro-Buxl 30-Year Bond March Futures	03/2020	638	141,970	(3,595)	0	(2,190)
Put Options Strike @ EUR 101.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	17,380	195	(10)	0	0
Put Options Strike @ EUR 154.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	1,528	17	(2)	0	0

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

Put Options Strike @ EUR 157.000 on Euro-Schatz Bond March 2020 Futures (1)	02/2020	3,916	44	(2)	0	0
U.S. Treasury 2-Year Note March Futures	03/2020	796	171,538	(85)	37	0
U.S. Treasury 5-Year Note March Futures	03/2020	161,403	19,143,909	(73,318)	0	(3,782)
U.S. Treasury 10-Year Note March Futures	03/2020	32,919	4,227,520	(41,118)	0	(3,600)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2020	10,831	1,967,519	(63,535)	0	(12,523)
				$(312,564)	$37	$(85,478)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	12/2020	8,523	$(2,398,786)	$5,759	$119	$0
3-Month Euribor September Futures	09/2020	7,328	(2,062,660)	5,250	103	0
Euro-Bobl March Futures	03/2020	12,092	(1,812,503)	8,344	4,883	0
Euro-OAT France Government 10-Year Bond March Futures	03/2020	23,917	(4,366,744)	45,024	28,169	0
Euro-Schatz March Futures	03/2020	18,116	(2,273,990)	1,341	1,118	0
U.S. Treasury 10-Year Ultra March Futures	03/2020	39	(5,487)	65	7	0
U.S. Treasury 30-Year Bond March Futures	03/2020	6,118	(953,834)	18,770	2,103	0
United Kingdom Long Gilt March Futures	03/2020	10,558	(1,837,366)	22,716	17,761	(7,971)
				$107,269	$54,263	$(7,971)
Total Futures Contracts				$(205,295)	$54,300	$(93,449)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Kraft Heinz Foods Co.	(1.000)%	Quarterly	06/20/2022	0.328%	$1,700	$(19)	$(9)	$(28)	$1	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Bank of America Corp.	1.000%	Quarterly	12/20/2020	0.158%		$40,000	$801	$(459)	$342	$1	$0
Citigroup, Inc.	1.000	Quarterly	12/20/2020	0.171		58,200	1,175	(685)	490	4	0
Daimler AG	1.000	Quarterly	12/20/2020	0.132	EUR	35,800	594	(236)	358	0	0
Exelon Generation Co. LLC	1.000	Quarterly	06/20/2022	0.419		$8,700	(228)	354	126	0	(2)
Ford Motor Co.	5.000	Quarterly	06/20/2023	0.972		8,700	1,296	(106)	1,190	0	(10)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2022	0.854		800	148	(51)	97	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	1.178		3,300	441	43	484	0	(2)
General Electric Co.	1.000	Quarterly	12/20/2023	0.652		41,100	(1,891)	2,453	562	0	(1)
General Electric Co.	1.000	Quarterly	06/20/2024	0.766		50,400	(221)	742	521	0	(37)
General Electric Co.	1.000	Quarterly	12/20/2024	0.857		35,900	(570)	824	254	1	0
General Motors Co.	5.000	Quarterly	06/20/2022	0.444		2,100	357	(120)	237	0	(1)
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2020	0.193		169,900	3,226	(1,830)	1,396	1	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2021	0.229		29,800	602	(255)	347	0	(5)
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2021	0.248		22,100	463	(130)	333	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.157		72,300	(673)	1,892	1,219	1	0
Morgan Stanley	1.000	Quarterly	12/20/2020	0.197		68,200	1,084	(527)	557	3	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	0.892	EUR	16,200	44	50	94	0	(7)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

Rolls-Royce PLC	1.000	Quarterly	12/20/2024	0.994	6,300	(35)	40	5	1	0
Tesco PLC	1.000	Quarterly	06/20/2022	0.338	143,000	(7,211)	9,927	2,716	0	(104)
						$(598)	$11,926	$11,328	$12	$(169)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-26 5-Year Index	1.000%	Quarterly	06/20/2021	$1,600	$28	$(8)	$20	$0	$0
CDX.IG-27 5-Year Index	1.000	Quarterly	12/20/2021	2,900	53	(7)	46	0	0
CDX.IG-28 5-Year Index	1.000	Quarterly	06/20/2022	8,200	148	3	151	0	0
CDX.IG-31 5-Year Index	1.000	Quarterly	12/20/2023	65,000	548	1,118	1,666	0	(3)
CDX.IG-32 5-Year Index	1.000	Quarterly	06/20/2024	591,500	10,353	5,278	15,631	0	(50)
CDX.IG-33 5-Year Index	1.000	Quarterly	12/20/2024	675,700	13,823	3,944	17,767	0	(64)
					$24,953	$10,328	$35,281	$0	$(117)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	5.960%	Maturity	01/02/2023	BRL	10,388,300	$1,859	$15,964	$17,823	$456	$0
Pay	3-Month USD-LIBOR	2.800	Semi-Annual	08/22/2023		$1,819,100	(41,118)	126,311	85,193	0	(1,241)
Receive(7)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050	GBP	262,300	6,389	26,740	33,129	5,562	0
Receive(7)	6-Month GBP-LIBOR	1.000	Semi-Annual	06/17/2050		388,800	7,659	7,670	15,329	8,681	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	366,880,000	(19,991)	(37,697)	(57,688)	0	(2,624)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		85,690,000	(4,797)	(8,677)	(13,474)	0	(307)
Pay	6-Month JPY-LIBOR	0.138	Semi-Annual	08/21/2026		19,500,000	0	(2,285)	(2,285)	72	0
Pay	6-Month JPY-LIBOR	0.137	Semi-Annual	08/21/2026		37,600,000	0	(4,393)	(4,393)	138	0
Pay	6-Month JPY-LIBOR	0.134	Semi-Annual	08/21/2026		19,500,000	0	(2,241)	(2,241)	72	0
Pay	6-Month JPY-LIBOR	0.095	Semi-Annual	09/13/2026		39,030,000	0	(3,544)	(3,544)	150	0
Pay	6-Month JPY-LIBOR	0.092	Semi-Annual	09/13/2026		19,400,000	0	(1,724)	(1,724)	75	0
Pay	6-Month JPY-LIBOR	0.068	Semi-Annual	09/18/2026		34,400,000	0	(2,543)	(2,543)	134	0
Pay	6-Month JPY-LIBOR	0.062	Semi-Annual	09/18/2026		55,050,000	(25)	(3,832)	(3,857)	215	0
Pay	6-Month JPY-LIBOR	0.064	Semi-Annual	09/19/2026		20,653,000	0	(1,460)	(1,460)	82	0
Pay	6-Month JPY-LIBOR	0.063	Semi-Annual	09/19/2026		20,653,000	0	(1,447)	(1,447)	82	0
Pay	6-Month JPY-LIBOR	0.087	Semi-Annual	09/20/2026		10,326,000	0	(885)	(885)	40	0
Pay	6-Month JPY-LIBOR	0.097	Semi-Annual	09/24/2026		25,118,000	35	(2,353)	(2,318)	98	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		72,760,000	(3,786)	(8,872)	(12,658)	0	(472)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		38,460,000	2,759	(9,535)	(6,776)	0	(291)
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		192,648,000	7,357	37,090	44,447	1,523	0
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		26,590,000	(23)	(6,508)	(6,531)	0	(211)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		26,060,000	(1,925)	(6,087)	(8,012)	0	(229)
Pay	6-Month JPY-LIBOR	0.078	Semi-Annual	09/10/2029		852,000	8	(156)	(148)	7	0
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		75,115,000	1,831	(58,651)	(56,820)	0	(940)
Receive	6-Month JPY-LIBOR	0.800	Semi-Annual	10/22/2038		1,890,000	0	(1,592)	(1,592)	0	(24)
Receive	6-Month JPY-LIBOR	0.705	Semi-Annual	10/31/2038		20,820,000	1,332	(15,385)	(14,053)	0	(250)
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038		5,690,000	10	(4,623)	(4,613)	0	(70)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		68,631,600	3,368	(54,365)	(50,997)	0	(838)
Pay	6-Month JPY-LIBOR	0.122	Semi-Annual	08/22/2039		38,310,000	4,139	(18,378)	(14,239)	415	0
Pay	6-Month JPY-LIBOR	0.123	Semi-Annual	08/22/2039		14,280,000	368	(5,663)	(5,295)	155	0
Pay	6-Month JPY-LIBOR	0.103	Semi-Annual	08/28/2039		7,310,000	0	(2,975)	(2,975)	82	0
Pay	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		6,538,600	15,982	(6,351)	9,631	81	0
Pay	28-Day MXN-TIIE	8.075	Lunar	08/26/2020	MXN	24,616,300	(14,341)	22,085	7,744	24	0
Pay	28-Day MXN-TIIE	8.700	Lunar	11/02/2020		34,000,700	(1,374)	25,916	24,542	72	0
Pay	28-Day MXN-TIIE	8.735	Lunar	11/06/2020		6,247,700	(176)	5,038	4,862	9	0
Receive	28-Day MXN-TIIE	8.720	Lunar	11/13/2020		5,192,400	591	(4,646)	(4,055)	0	(7)
Pay	28-Day MXN-TIIE	8.775	Lunar	11/18/2020		2,780,000	0	2,262	2,262	4	0
Receive	28-Day MXN-TIIE	8.683	Lunar	11/27/2020		32,374,500	1,221	(26,715)	(25,494)	0	(57)
Receive	28-Day MXN-TIIE	8.855	Lunar	12/03/2020		11,549,200	520	(11,161)	(10,641)	0	(16)
Receive	28-Day MXN-TIIE	8.855	Lunar	12/10/2020		6,572,400	0	(6,111)	(6,111)	0	(9)
Receive	28-Day MXN-TIIE	8.830	Lunar	12/11/2020		7,605,000	0	(6,995)	(6,995)	0	(9)
							$(32,128)	$(58,774)	$(90,902)	$18,229	$(7,595)
Total Swap Agreements							$(7,792)	$(36,529)	$(44,321)	$18,242	$(7,881)

(p)	Securities with an aggregate market value of $761,790 and cash of $250,111 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	Future styled option.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	This instrument has a forward starting effective date.
(q)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2020	AUD	39,128		$26,567	$0	$(896)
	01/2020	CZK	235,000		10,272	0	(94)
	01/2020		$1,822	CAD	2,421	42	0
	01/2020		48,186	MXN	918,083	192	0
	03/2020		150,938	CNH	1,069,503	2,436	0
	04/2020	MXN	918,083		$47,598	0	(178)
BPS	01/2020	BRL	1,540,960		385,446	2,748	(368)
	01/2020		$404,326	BRL	1,540,960	0	(21,260)
	01/2020		196,015	EUR	175,880	1,356	0
	01/2020		61,534	GBP	46,592	337	(143)
	01/2020		51,674	JPY	5,643,300	273	0
	03/2020	THB	372,860		$12,352	0	(118)
	04/2020	BRL	38,281		9,294	0	(185)
	04/2020		$254,498	MXN	5,000,000	5,694	0
BRC	01/2020		4,435	EUR	3,996	49	0
	02/2020	MXN	380,588		$19,584	0	(425)
BSH	01/2020	BRL	8,681,700		2,142,106	4,937	(21,009)
	01/2020	MXN	84,700		4,390	0	(86)
	01/2020		$2,096,453	BRL	8,681,700	61,724	0
	04/2020	BRL	3,359,700		$804,641	0	(27,301)
	07/2020		4,332,872		1,033,440	0	(34,781)
CBK	01/2020		3,161,500		766,677	0	(19,238)
	01/2020	ILS	25,578		7,393	0	(18)
	01/2020	MXN	2,302,356		117,423	0	(4,010)
	01/2020	PEN	8,809		2,594	0	(64)
	01/2020		$784,355	BRL	3,161,500	1,560	0
	01/2020		36,043	EUR	32,464	388	0
	01/2020		646,106	JPY	70,153,456	48	(385)
	01/2020		262,192	MXN	5,000,000	1,281	0
	01/2020		3,046	TRY	17,649	0	(85)
	02/2020		945	ZAR	13,988	50	0
	03/2020	KRW	367,809		$313	0	(5)
	03/2020		$159,377	CNH	1,130,973	2,813	0
	04/2020	BRL	226,300		$54,913	0	(1,125)
	04/2020	MXN	5,000,000		258,987	0	(1,206)
	04/2020		$238,874	MXN	4,693,033	5,345	0
DUB	03/2020	CNH	5,885,523		$816,923	0	(27,104)
FBF	03/2020		$6,203	INR	448,346	44	0
GLM	01/2020	MXN	6,253,642		$319,431	0	(10,144)
	01/2020	PEN	41,317		12,161	0	(305)
	01/2020		$5,221	DKK	35,405	94	0
	02/2020	RUB	165,068		$2,575	0	(72)
	02/2020		$807	MXN	15,446	5	0
	03/2020		829	IDR	11,836,335	21	0
	03/2020		1,490	MYR	6,243	39	0
HUS	01/2020	CZK	54,000		$2,360	0	(22)
	01/2020	EUR	148,214		164,646	0	(1,679)
	01/2020	GBP	288,572		372,525	0	(9,796)
	01/2020	MXN	4,104,861		209,295	0	(7,207)
	03/2020	CNH	1,897,839		263,114	0	(9,050)
	03/2020		$185,897	CNH	1,318,403	3,171	0
	03/2020		179	SGD	244	3	0
JPM	01/2020	BRL	5,100,753		$1,265,407	3,283	(5,869)
	01/2020		$1,339,875	BRL	5,100,753	0	(71,882)
	01/2020		2,851	EUR	2,567	29	0
	01/2020		6,374	JPY	691,000	0	(13)
	01/2020		296,943	MXN	5,967,517	17,801	0
	04/2020	BRL	515,415		$122,426	0	(5,203)
MYI	01/2020		265,900		69,783	3,683	0
	01/2020		$65,969	BRL	265,900	131	0
	01/2020		6,365	JPY	690,000	0	(14)
	02/2020	NOK	7,900		$858	0	(42)
NGF	03/2020	TWD	4,299,473		142,117	0	(2,445)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

RBC	01/2020	PEN	63,059		18,549	0	(476)
RYL	01/2020	DKK	35,405		5,280	0	(35)
	03/2020	CNH	4,935,471		684,314	0	(23,469)
	04/2020		$5,313	DKK	35,405	34	0
SCX	01/2020	GBP	577,145		$743,393	0	(21,249)
	02/2020	MXN	20,457		1,056	0	(20)
	03/2020	CNH	610		86	0	(1)
	03/2020	TWD	3,232,835		106,631	0	(2,068)
	03/2020		$4,613	CNY	32,479	42	0
SOG	03/2020	CNH	2,839,557		$393,863	0	(13,360)
SSB	01/2020	SEK	159,355		16,670	0	(350)
	01/2020		$2,773	AUD	4,024	52	0
TOR	01/2020	MXN	1,656,907		$85,124	0	(2,266)
	01/2020		$1,732,450	JPY	188,081,303	0	(1,146)
UAG	01/2020	CAD	186,606		$140,200	0	(3,512)
	01/2020	EUR	2,848,280		3,145,655	0	(50,657)
	01/2020	MXN	1,077,680		55,768	0	(1,072)
Total Forward Foreign Currency Contracts						$119,705	$(403,508)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	1,669,200	$(14,141)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	4,009,500	(35,779)	(1)
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	471,900	(6,087)	0
	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	09/09/2024	100,000	(1,710)	(4)
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	631,100	(4,733)	0
	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	486,300	(4,766)	0
JPM	Cap - OTC CPURNSA	237.900	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	08/22/2024	200,000	(990)	0
	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	09/08/2024	100,000	(475)	0
Total Written Options						$(68,681)	$(5)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2019(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2024	0.730%	$54,700	$(556)	$1,208	$652	$0
	Italy Government International Bond	1.000	Quarterly	06/20/2024	1.140	55,500	(1,454)	1,146	0	(308)
BPS	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	0.229	1,800	(276)	280	4	0
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	0.260	10,000	(2,119)	2,176	57	0
CBK	AXA Equitable Holdings, Inc.	1.000	Quarterly	06/20/2023	0.496	9,600	(261)	428	167	0
	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.259	10,000	23	300	323	0
GST	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.259	85,000	261	2,482	2,743	0
	Ohio State General Obligation Bonds, Series 2007	1.000	Quarterly	09/20/2024	0.369	10,000	102	186	288	0
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	0.229	100	(16)	16	0	0
	Russia Government International Bond	1.000	Quarterly	12/20/2024	0.556	144,900	934	2,185	3,119	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.501	127,400	(5,478)	2,832	0	(2,646)
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2020	0.275	161,800	430	(112)	318	0
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	0.229	2,300	(420)	425	5	0
JPM	Russia Government International Bond	1.000	Quarterly	12/20/2024	0.556	3,030	15	50	65	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.345	800	(40)	30	0	(10)
MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.259	10,000	16	307	323	0
							$(8,839)	$13,939	$8,064	$(2,964)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

								Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$10,812	$(2,446)	$1,934	$0	$(512)
CBK	CDX.MCDX-25 5-Year Index	1.000	Quarterly	12/20/2020	70,750	(131)	778	647	0
	CDX.MCDX-26 5-Year Index	1.000	Quarterly	06/20/2021	61,950	96	717	813	0
GST	CDX.MCDX-25 5-Year Index	1.000	Quarterly	12/20/2020	201,800	(373)	2,218	1,845	0
	CDX.MCDX-26 5-Year Index	1.000	Quarterly	06/20/2021	87,000	208	934	1,142	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	21,400	(798)	1,078	280	0
JPS	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	17,421	(662)	868	206	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	4,000	(183)	235	52	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	7,600	(315)	415	100	0
MEI	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	41,711	(2,122)	2,614	492	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	9,600	(498)	624	126	0
						$(7,224)	$12,415	$5,703	$(512)
Total Swap Agreements						$(16,063)	$26,354	$13,767	$(3,476)

(r)	Securities with an aggregate market value of $274,266 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$59,891	$973,365	$1,033,256
Corporate Bonds & Notes
Banking & Finance	0	17,482,880	16,055	17,498,935
Industrials	0	6,944,197	0	6,944,197
Specialty Finance	0	423,918	0	423,918
Utilities	0	2,122,258	0	2,122,258
Municipal Bonds & Notes
California	0	39,353	0	39,353
Connecticut	0	201	0	201
Georgia	0	69,662	0	69,662
Illinois	0	20,194	0	20,194
Iowa	0	21,216	0	21,216
Massachusetts	0	10,757	0	10,757
Michigan	0	259	0	259
Ohio	0	4,126	0	4,126
Pennsylvania	0	9,720	0	9,720
Rhode Island	0	207	0	207
West Virginia	0	129,976	0	129,976
U.S. Government Agencies	0	41,981,798	0	41,981,798
U.S. Treasury Obligations	0	9,666,082	0	9,666,082
Non-Agency Mortgage-Backed Securities	0	7,526,439	58,710	7,585,149
Asset-Backed Securities	0	5,756,679	81,396	5,838,075
Sovereign Issues	0	3,930,182	0	3,930,182
Common Stocks
Consumer Discretionary	13	0	0	13
Preferred Securities
Banking & Finance	0	106,326	0	106,326
Short-Term Instruments
Certificates of Deposit	0	141,862	0	141,862
Repurchase Agreements	0	171,235	0	171,235
Argentina Treasury Bills	0	3,441	0	3,441
Czech Republic Treasury Bills	0	12,746	0	12,746
Mexico Treasury Bills	0	17,501	0	17,501
U.S. Treasury Bills	0	14,014	0	14,014
	$13	$96,667,120	$1,129,526	$97,796,659

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2019 (Unaudited)

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,363,863	$0	$0	$6,363,863
Total Investments	$6,363,876	$96,667,120	$1,129,526	$104,160,522
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(11,479,794)	$0	$(11,479,794)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	54,300	18,444	0	72,744
Over the counter	0	133,472	0	133,472
	$54,300	$151,916	$0	$206,216
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(93,449)	(8,346)	0	(101,795)
Over the counter	0	(406,989)	0	(406,989)
	$(93,449)	$(415,335)	$0	$(508,784)
Total Financial Derivative Instruments	$(39,149)	$(263,419)	$0	$(302,568)
Totals	$6,324,727	$84,923,907	$1,129,526	$92,378,160

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2019:

Category and Subcategory	Beginning Balance at 03/31/2019	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2019 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$865,861	$92,744	$(36,948)	$618	$(632)	$5,391	$49,785	$(3,454)	$973,365	$4,702
Corporate Bonds & Notes
Banking & Finance	20,775	8,880	(14,980)	1	0	1,379	0	0	16,055	1,379
Industrials	39,688	2,861	(1,846)	101	(16)	(6)	0	(40,782)	0	0
Non-Agency Mortgage-Backed Securities	7,471	51,300	0	(2)	0	(57)	0	(2)	58,710	(35)
Asset-Backed Securities	82,216	0	(1,081)	0	(37)	428	0	(130)	81,396	453
Preferred Securities
Banking & Finance	1	0	0	0	0	(1)	0	0	0	(2)
Totals	$1,016,012	$155,785	$(54,855)	$718	$(685)	$7,134	$49,785	$(44,368)	$1,129,526	$6,497

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

				(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 12/31/2019	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$436,445	Discounted Cash Flow	Discount Rate	2.720 - 3.910	3.628
	211,125	Other Valuation Techniques(2)	-	-	-
	134,774	Proxy Pricing	Base Price	99.960 - 101.080	101.161
	191,021	Third Party Vendor	Broker Quote	100.000 - 100.372	100.168
Corporate Bonds & Notes
Banking & Finance	1	Other Valuation Techniques(2)	-	-
	16,054	Reference Instrument	Option Adjusted Spread	584.983 bps
Non-Agency Mortgage-Backed Securities	58,710	Proxy Pricing	Base Price	100.354 - 1,338.640	252.664
Asset-Backed Securities	81,396	Proxy Pricing	Base Price	105.700	-
Total	$1,129,526

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 79.8% ¤
CORPORATE BONDS & NOTES 16.3%
BANKING & FINANCE 9.2%
AerCap Ireland Capital DAC 4.625% due 10/30/2020	$1,350	$1,377
Aircastle Ltd. 5.125% due 03/15/2021	100	103
American Express Credit Corp. 2.944% (US0003M + 1.050%) due 09/14/2020 ~	1,500	1,509
Athene Global Funding 3.138% (US0003M + 1.230%) due 07/01/2022 ~	1,000	1,014
Brixmor Operating Partnership LP 2.959% (US0003M + 1.050%) due 02/01/2022 ~	900	900
Citigroup, Inc. 2.425% (SOFRRATE + 0.870%) due 11/04/2022 ~	2,000	2,011
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020	1,700	1,715
4.293% (US0003M + 2.290%) due 04/16/2021 ~	3,100	3,179
Emirates NBD Bank PJSC 3.486% (US0003M + 1.550%) due 01/26/2020 ~	500	501
Ford Motor Credit Co. LLC 2.865% (US0003M + 0.930%) due 09/24/2020 ~	2,000	2,003
General Motors Financial Co., Inc. 3.561% (US0003M + 1.560%) due 01/15/2020 ~	4,000	4,002
Goldman Sachs Group, Inc.
3.094% (US0003M + 1.160%) due 04/23/2020 ~	1,500	1,504
3.300% (US0003M + 1.360%) due 04/23/2021 ~	3,000	3,040
HSBC Holdings PLC
3.543% (US0003M + 1.500%) due 01/05/2022 ~	2,800	2,856
3.570% (US0003M + 1.660%) due 05/25/2021 ~	2,000	2,035
HSH Portfoliomanagement AoeR 2.229% (US0003M + 0.330%) due 09/18/2020 ~	3,000	3,007
ICICI Bank Ltd. 3.125% due 08/12/2020	500	502
JPMorgan Chase Bank N.A. 2.199% (US0003M + 0.290%) due 02/01/2021 ~	1,700	1,700
Lloyds Banking Group PLC 2.728% (US0003M + 0.800%) due 06/21/2021 ~	1,800	1,810
Mitsubishi UFJ Financial Group, Inc.
2.730% (US0003M + 0.790%) due 07/25/2022 ~	1,500	1,510
2.796% (US0003M + 0.860%) due 07/26/2023 ~	400	403
2.947% (US0003M + 1.060%) due 09/13/2021 ~	700	708
Mizuho Financial Group, Inc.
2.768% (US0003M + 0.880%) due 09/11/2022 ~	2,600	2,623
2.854% (US0003M + 0.940%) due 02/28/2022 ~	1,000	1,009
Morgan Stanley 3.146% (US0003M + 1.180%) due 01/20/2022 ~	300	303
Nissan Motor Acceptance Corp.
2.150% due 09/28/2020	1,000	998
2.351% (US0003M + 0.390%) due 09/28/2020 ~	1,000	1,001
Nordea Bank Abp 2.854% (US0003M + 0.940%) due 08/30/2023 ~	200	200
State Bank of India 2.993% (US0003M + 0.950%) due 04/06/2020 ~	1,000	1,001
Sumitomo Mitsui Banking Corp. 2.352% (US0003M + 0.350%) due 01/17/2020 ~	1,100	1,100
Sumitomo Mitsui Financial Group, Inc. 2.781% (US0003M + 0.780%) due 07/12/2022 ~	2,500	2,515
Svenska Handelsbanken AB 2.380% (US0003M + 0.470%) due 05/24/2021 ~	400	401
Toyota Motor Credit Corp. 2.304% due 05/17/2022 ●	600	602
UBS AG 2.757% (US0003M + 0.850%) due 06/01/2020 ~	3,000	3,009
Wells Fargo Bank N.A. 2.539% (US0003M + 0.620%) due 05/27/2022 ~	500	502
		52,653
INDUSTRIALS 5.6%
AbbVie, Inc. 2.300% due 05/14/2021	1,000	1,005

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2019 (Unaudited)

Allergan Funding SCS
3.000% due 03/12/2020	900	901
3.142% (US0003M + 1.255%) due 03/12/2020 ~	2,700	2,705
BAT Capital Corp. 2.499% due 08/14/2020 ●	2,800	2,805
Broadcom Corp. 3.000% due 01/15/2022	100	102
Central Nippon Expressway Co. Ltd.
2.431% (US0003M + 0.540%) due 08/04/2020 ~	2,000	2,003
2.451% (US0003M + 0.560%) due 11/02/2021 ~	3,000	3,004
Charter Communications Operating LLC
3.579% due 07/23/2020	2,000	2,013
4.464% due 07/23/2022	300	315
Comcast Corp. 2.239% (US0003M + 0.330%) due 10/01/2020 ~	2,400	2,404
Conagra Brands, Inc. 3.800% due 10/22/2021	1,900	1,961
Daimler Finance North America LLC 2.200% due 05/05/2020	1,000	1,001
eBay, Inc. 2.750% due 01/30/2023	1,600	1,623
EQT Corp. 2.500% due 10/01/2020	380	380
GATX Corp. 2.611% (US0003M + 0.720%) due 11/05/2021 ~	700	703
Kraft Heinz Foods Co.
2.471% (US0003M + 0.570%) due 02/10/2021 ~	500	501
2.721% (US0003M + 0.820%) due 08/10/2022 ~	3,000	3,010
L3Harris Technologies, Inc. 2.416% (US0003M + 0.480%) due 04/30/2020 ~	500	500
Occidental Petroleum Corp. 3.360% (US0003M + 1.450%) due 08/15/2022 ~	3,100	3,117
QUALCOMM, Inc. 2.666% (US0003M + 0.730%) due 01/30/2023 ~	500	504
Reckitt Benckiser Treasury Services PLC 2.495% (US0003M + 0.560%) due 06/24/2022 ~	500	501
Reynolds American, Inc. 3.250% due 06/12/2020	100	101
Syngenta Finance NV 3.698% due 04/24/2020	200	201
VMware, Inc. 2.300% due 08/21/2020	200	200
Vulcan Materials Co. 2.494% (US0003M + 0.600%) due 06/15/2020 ~	200	200
Westinghouse Air Brake Technologies Corp. 3.194% (US0003M + 1.050%) due 09/15/2021 ~	300	300
		32,060
UTILITIES 1.5%
AT&T, Inc.
2.891% (US0003M + 0.930%) due 06/30/2020 ~	3,700	3,713
2.951% (US0003M + 0.950%) due 07/15/2021 ~	1,000	1,010
Chugoku Electric Power Co., Inc. 2.701% due 03/16/2020	2,000	2,001
Southern Power Co. 2.458% (US0003M + 0.550%) due 12/20/2020 ~	100	100
Verizon Communications, Inc. 2.894% (US0003M + 1.000%) due 03/16/2022 ~	1,800	1,831
		8,655
Total Corporate Bonds & Notes (Cost $92,877)		93,368
U.S. GOVERNMENT AGENCIES 4.5%
Fannie Mae
2.131% due 12/25/2044 ●	2,065	2,065
2.231% due 07/25/2046 ●	3,591	3,593
2.242% due 07/25/2049 ●	4,637	4,618
Freddie Mac
2.131% due 03/15/2037 - 08/15/2042 ●	7,268	7,223
2.140% due 11/15/2043 ●	1,424	1,421
2.290% due 01/15/2042 ●	476	479
Ginnie Mae
2.144% due 06/20/2061 ●	20	20
2.404% due 03/20/2065 ●	896	896
3.250% due 12/20/2068 ●	1,923	1,894
NCUA Guaranteed Notes
2.163% due 01/08/2020 ●	218	219

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2019 (Unaudited)

2.273% due 12/08/2020 ●	3,631	3,633
Total U.S. Government Agencies (Cost $26,168)		26,061
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Holmes Master Issuer PLC 2.421% due 10/15/2054 ●	1,474	1,474
Total Non-Agency Mortgage-Backed Securities (Cost $1,474)		1,474
ASSET-BACKED SECURITIES 1.9%
CoreVest American Finance Trust 2.968% due 10/15/2049	347	348
Discover Card Execution Note Trust 2.010% due 12/15/2023 ●	3,000	3,007
Nelnet Student Loan Trust 2.020% due 08/23/2027 ●	96	96
SLC Student Loan Trust
2.004% due 03/15/2027 ●	1,351	1,341
2.014% due 06/15/2029 ●	1,496	1,483
2.070% due 05/15/2023 ●	21	21
SLM Student Loan Trust
2.030% due 10/25/2024 ●	267	267
2.030% due 01/26/2026 ●	208	207
2.242% due 06/25/2043 ●	844	829
2.364% due 12/15/2027 ●	1,798	1,796
2.444% due 12/15/2025 ●	1,108	1,103
SoFi Professional Loan Program LLC 2.050% due 01/25/2041	508	508
Total Asset-Backed Securities (Cost $11,012)		11,006
SOVEREIGN ISSUES 2.2%
Agence Francaise de Developpement EPIC 2.008% (US0003M + 0.080%) due 03/23/2020 ~	1,000	1,000
Export-Import Bank of India
2.750% due 04/01/2020	2,000	2,003
2.895% (US0003M + 1.000%) due 08/21/2022 ~	1,500	1,500
Province of Quebec 2.058% (US0003M + 0.130%) due 09/21/2020 ~	5,000	5,003
Tokyo Metropolitan Government 2.125% due 05/19/2020	3,000	2,999
Total Sovereign Issues (Cost $12,495)		12,505
SHORT-TERM INSTRUMENTS 54.6%
CERTIFICATES OF DEPOSIT 0.7%
Bank of Montreal 1.940% (SOFRRATE + 0.400%) due 10/02/2020 ~	3,000	3,000
Barclays Bank PLC 2.373% (US0003M + 0.450%) due 10/15/2020 ~	1,000	1,000
		4,000
COMMERCIAL PAPER 0.2%
Ford Motor Credit Co. LLC 3.350% due 01/21/2020	1,000	999
REPURCHASE AGREEMENTS (c) 49.8%		285,657
U.S. TREASURY BILLS 3.9%
1.578% due 01/02/2020 - 02/27/2020 (a)(b)(e)(g)	22,596	22,567
Total Short-Term Instruments (Cost $313,221)		313,223
Total Investments in Securities (Cost $457,247)		457,637
	SHARES
INVESTMENTS IN AFFILIATES 34.1%
SHORT-TERM INSTRUMENTS 34.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 34.1%
PIMCO Short Asset Portfolio	8,282,662	82,462
PIMCO Short-Term Floating NAV Portfolio III	11,397,290	112,754

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2019 (Unaudited)

Total Short-Term Instruments (Cost $195,192)	195,216
Total Investments in Affiliates (Cost $195,192)	195,216
Total Investments 113.9% (Cost $652,439)	$652,853
Financial Derivative Instruments (d)(f) 0.1%(Cost or Premiums, net $591)	478
Other Assets and Liabilities, net (14.0)%	(80,174)
Net Assets 100.0%	$573,157

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2019 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
AZD	1.670%	12/31/2019	01/06/2020	$50,000	U.S. Treasury Bonds 6.000% due 02/15/2026	$(50,827)	$50,000	$50,005
BCY	1.650	12/31/2019	01/02/2020	35,200	U.S. Treasury Bonds 3.375% due 05/15/2044	(35,733)	35,200	35,203
BOS	1.590	01/02/2020	01/03/2020	100,000	U.S. Treasury Bonds 2.500% due 05/15/2046	(101,958)	100,000	100,000
	1.850	12/31/2019	01/02/2020	100,000	U.S. Treasury Bonds 3.375% due 05/15/2044	(101,406)	100,000	100,010
FICC	1.250	12/31/2019	01/02/2020	457	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	(467)	457	457
Total Repurchase Agreements						$(290,391)	$285,657	$285,675

(1)	Includes accrued interest.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Arabica Coffee May Futures	05/2020	184	$9,101	$342	$0	$(169)
Brent Crude May Futures	03/2020	23	1,488	123	0	(16)
CAC 40 Index January Futures	01/2020	20	1,339	22	0	(13)
Cocoa May Futures	05/2020	78	1,982	2	56	0
Copper March Futures	03/2020	227	15,873	(40)	0	(207)
Cotton No. 2 May Futures	05/2020	62	2,176	12	0	(18)
DAX Index March Futures	03/2020	40	14,859	107	0	(84)
E-mini NASDAQ 100 Index March Futures	03/2020	105	18,380	566	39	0
E-Mini Russell 2000 Index March Futures	03/2020	244	20,381	242	27	0
E-mini S&P 500 Index March Futures	03/2020	29	4,685	85	11	0
Euro-BTP Italy Government Bond March Futures	03/2020	52	8,309	(8)	0	(24)
Euro-OAT France Government 10-Year Bond March Futures	03/2020	32	5,843	(74)	0	(38)
FTSE 100 Index March Futures	03/2020	90	8,940	133	0	(104)
FTSE China A50 Index January Futures	01/2020	827	11,917	183	8	0
FTSE/JSE Index March Futures	03/2020	71	2,604	(53)	9	(28)
FTSE/MIB Index March Futures	03/2020	156	20,482	39	0	(255)
Gas Oil March Futures	03/2020	173	10,575	454	0	(143)
Gold 100 oz. April Futures	04/2020	171	26,151	526	81	0
Hang Seng China Enterprises Index January Futures	01/2020	76	7,437	26	19	(39)
Lean Hogs April Futures	04/2020	26	810	34	0	(7)
Live Cattle April Futures	04/2020	179	9,106	82	0	(36)
MSCI Singapore Active Contract January Futures	01/2020	318	8,784	(14)	1	(28)
MSCI Taiwan Stock Index January Futures	01/2020	280	12,869	(20)	0	(101)
New York Harbor April Futures	03/2020	50	4,199	291	0	(43)
Nikkei 225 Index March Futures	03/2020	141	15,167	5	16	(299)
RBOB Gasoline April Futures	03/2020	71	5,604	348	0	(94)
S&P/Toronto Stock Exchange 60 March Futures	03/2020	212	33,057	126	0	(189)
Silver March Futures	03/2020	176	15,770	(37)	0	(70)
Soybean May Futures	05/2020	154	7,459	56	21	0
Soybean Meal March Futures	03/2020	52	1,584	10	13	0
Soybean Oil March Futures	03/2020	439	9,158	854	0	(179)
SPI 200 Index March Futures	03/2020	32	3,707	(100)	0	(79)
Topix Index Futures March Futures	03/2020	108	17,106	48	74	(119)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2019 (Unaudited)

Wheat May Futures	05/2020	257	7,218	119	35	0
WTI Crude April Futures	03/2020	129	7,793	122	0	(89)
				$4,611	$410	$(2,471)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar September Futures	09/2021	170	$(41,835)	$(4)	$2	$0
Aluminum March Futures	03/2020	65	(2,941)	(52)	0	(51)
Australia Government 10-Year Bond March Futures	03/2020	21	(2,107)	23	11	0
Coal February Futures	02/2020	73	(3,946)	87	0	(11)
Corn March Futures	03/2020	212	(4,110)	(99)	5	0
Hard Red Winter Wheat March Futures	03/2020	129	(3,135)	(402)	0	(35)
Natural Gas April Futures	03/2020	759	(16,311)	91	0	0
Natural Gas February Futures	01/2020	245	(2,924)	1,464	271	0
Natural Gas February Futures	01/2020	525	(4,939)	1,956	406	0
Nickel March Futures	03/2020	73	(6,143)	76	76	0
Volatility S&P 500 Index January Futures	01/2020	378	(5,528)	837	340	0
VSTOXX Mini January Futures	01/2020	2,835	(4,563)	188	0	(223)
WIG20 Index Futures March Futures	03/2020	1,116	(12,696)	(114)	47	0
Zinc March Futures	03/2020	206	(11,715)	76	76	0
				$4,127	$1,234	$(320)
Total Futures Contracts				$8,738	$1,644	$(2,791)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	5.920%	Maturity	01/02/2023	BRL	54,100	$0	$(79)	$(79)	$0	$(2)
Pay	1-Year BRL-CDI	8.170	Maturity	01/02/2023		54,100	272	701	973	0	(2)
Pay	1-Year BRL-CDI	9.835	Maturity	01/02/2023		31,700	122	1,027	1,149	0	(4)
Pay	1-Year BRL-CDI	10.730	Maturity	01/02/2023		47,700	598	1,311	1,909	0	(8)
Receive	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029	CAD	24,600	387	71	458	175	0
Receive(1)	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		$17,400	376	31	407	21	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/18/2029		200	(19)	4	(15)	1	0
Receive(1)	3-Month USD-LIBOR	2.000	Semi-Annual	03/20/2050		200	1	4	5	2	0
Pay	3-Month ZAR-JIBAR	7.800	Quarterly	12/19/2023	ZAR	99,700	(68)	318	250	0	(12)
Receive	3-Month ZAR-JIBAR	7.545	Quarterly	03/20/2024		99,200	0	(187)	(187)	13	0
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	03/20/2024		407,090	180	807	987	0	(53)
Pay	3-Month ZAR-JIBAR	7.600	Quarterly	06/19/2024		2,900	3	3	6	0	0
Receive	3-Month ZAR-JIBAR	7.105	Quarterly	07/31/2024		129,900	0	(86)	(86)	19	0
Pay	3-Month ZAR-JIBAR	6.835	Quarterly	08/28/2024		67,100	0	(11)	(11)	0	(10)
Receive	6-Month CZK-PRIBOR	1.750	Annual	06/20/2023	CZK	9,700	0	2	2	1	0
Pay	6-Month CZK-PRIBOR	1.750	Annual	03/20/2024		770,900	108	(375)	(267)	0	(103)
Pay	6-Month CZK-PRIBOR	1.810	Annual	03/20/2024		47,300	0	(11)	(11)	0	(6)
Receive	6-Month CZK-PRIBOR	1.945	Annual	03/20/2024		648,500	77	(123)	(46)	86	0
Pay	6-Month CZK-PRIBOR	2.500	Annual	03/20/2024		299,000	35	341	376	0	(39)
Pay	6-Month CZK-PRIBOR	1.838	Annual	06/19/2024		342,300	0	(42)	(42)	0	(47)
Receive	6-Month CZK-PRIBOR	2.000	Annual	06/19/2024		1,293,130	(922)	633	(289)	176	0
Receive	6-Month CZK-PRIBOR	1.890	Annual	11/15/2024		803,300	0	337	337	119	0
Pay	6-Month CZK-PRIBOR	1.798	Annual	11/29/2024		297,100	(152)	(27)	(179)	0	(44)
Receive	6-Month EUR-EURIBOR	1.000	Annual	06/20/2028	EUR	23,200	(2,208)	66	(2,142)	100	0
Receive	6-Month GBP-LIBOR	1.000	Semi-Annual	12/18/2029	GBP	4,200	(15)	24	9	32	0
Pay	6-Month HKD-HIBOR	2.715	Quarterly	09/19/2023	HKD	73,000	255	(9)	246	0	(1)
Pay	6-Month HKD-HIBOR	2.785	Quarterly	12/19/2023		204,120	143	662	805	0	(6)
Receive	6-Month HKD-HIBOR	2.815	Quarterly	12/19/2023		12,300	0	(50)	(50)	0	0
Receive	6-Month HKD-HIBOR	1.470	Quarterly	12/18/2024		271,200	43	807	850	33	0
Pay	6-Month HKD-HIBOR	1.593	Quarterly	12/18/2024		107,200	0	(256)	(256)	0	(13)
Receive	6-Month HKD-HIBOR	1.731	Quarterly	12/18/2024		218,100	28	308	336	26	0
Receive	6-Month HUF-BBR	0.830	Annual	11/21/2022	HUF	1,028,700	(3)	(21)	(24)	3	0
Receive	6-Month HUF-BBR	1.250	Annual	09/19/2023		4,693,800	243	(585)	(342)	19	0
Pay	6-Month HUF-BBR	2.250	Annual	12/19/2023		8,896,700	113	1,654	1,767	0	(38)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2019 (Unaudited)

Pay	6-Month HUF-BBR	2.000	Annual	03/20/2024		2,277,400	15	480	495	0	(13)
Pay	6-Month HUF-BBR	1.500	Annual	06/19/2024		6,326,450	11	773	784	0	(37)
Pay	6-Month HUF-BBR	0.648	Annual	08/09/2024		1,638,000	0	(50)	(50)	0	(11)
Receive	6-Month HUF-BBR	1.000	Annual	09/18/2024		4,673,400	(182)	71	(111)	34	0
Pay	6-Month HUF-BBR	0.646	Annual	11/29/2024		456,600	0	(20)	(20)	0	(3)
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	12/18/2029	JPY	13,140,000	596	881	1,477	0	(123)
Receive	6-Month PLN-WIBOR	2.500	Annual	09/19/2023	PLN	136,800	101	(1,137)	(1,036)	59	0
Pay	6-Month PLN-WIBOR	2.500	Annual	12/19/2023		321,250	(218)	2,624	2,406	0	(165)
Receive	6-Month PLN-WIBOR	2.250	Annual	03/20/2024		69,000	(150)	(435)	(585)	40	0
Pay	6-Month PLN-WIBOR	2.000	Annual	06/19/2024		58,300	100	203	303	0	(37)
Receive	6-Month PLN-WIBOR	1.750	Annual	09/18/2024		108,700	31	11	42	74	0
Pay	6-Month PLN-WIBOR	1.636	Annual	11/29/2024		127,500	0	(239)	(239)	0	(92)
Receive	6-Month PLN-WIBOR	1.665	Annual	12/19/2024		58,700	66	23	89	43	0
Pay	6-Month SGD-SOR	1.918	Semi-Annual	03/21/2023	SGD	60,900	(23)	737	714	14	0
Pay	6-Month SGD-SOR	2.223	Semi-Annual	12/19/2023		6,070	133	1	134	0	0
Pay	6-Month SGD-SOR	2.240	Semi-Annual	12/19/2023		29,100	0	656	656	0	0
Pay	6-Month SGD-SOR	1.450	Semi-Annual	12/18/2024		10,800	0	(18)	(18)	0	(2)
Receive	6-Month SGD-SOR	1.602	Semi-Annual	12/18/2024		42,500	0	(159)	(159)	9	0
Receive	28-Day MXN-TIIE	7.540	Lunar	12/08/2022	MXN	493,400	256	(928)	(672)	0	(1)
Pay	28-Day MXN-TIIE	8.520	Lunar	12/28/2023		152,100	12	550	562	1	0
Pay	28-Day MXN-TIIE	8.035	Lunar	02/22/2024		324,820	0	924	924	2	0
Pay	28-Day MXN-TIIE	6.570	Lunar	09/19/2024		589,100	0	(57)	(57)	0	(5)
Receive	28-Day MXN-TIIE	6.480	Lunar	10/22/2024		212,000	61	1	62	2	0
Pay	28-Day MXN-TIIE	6.710	Lunar	11/21/2024		9,100	5	(3)	2	0	0
Total Swap Agreements							$411	$12,138	$12,549	$1,104	$(877)

(e)	Securities with an aggregate market value of $13,164 and cash of $16,195 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
(1)	This instrument has a forward starting effective date.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2020	AUD	70,516		$47,878	$0	$(1,615)
	01/2020	CAD	4,429		3,345	0	(66)
	01/2020	NOK	168,000		18,739	0	(397)
	01/2020	RON	52,646		12,183	0	(146)
	01/2020		$21,240	CZK	489,244	341	0
	01/2020		3,355	TRY	20,042	0	(2)
	02/2020	CLP	15,943,886		$20,124	0	(1,092)
	02/2020		$1,887	EUR	1,702	27	0
	02/2020		207	GBP	157	1	0
	02/2020		40	HUF	11,792	0	0
	02/2020		22,528	PLN	87,183	454	0
	03/2020	GBP	7,187		$9,418	0	(118)
	03/2020	JPY	325,000		3,007	6	0
	03/2020	MXN	85,814		4,500	2	0
	03/2020	RON	14,273		3,300	0	(35)
	03/2020	TRY	48,286		8,000	6	0
	03/2020		$18,068	CAD	23,872	320	0
	03/2020		10,316	EUR	9,250	98	0
	03/2020		11,600	SGD	15,707	84	0
	03/2020	ZAR	33,997		$2,400	0	(8)
BPS	01/2020	BRL	76,406		18,761	0	(233)
	01/2020	EUR	10,679		11,906	0	(78)
	01/2020	GBP	68,152		88,253	0	(2,039)
	01/2020	MXN	229,789		11,903	0	(206)
	01/2020	RON	19,712		4,568	0	(48)
	01/2020	SEK	382,620		39,974	0	(891)
	01/2020		$18,954	BRL	76,406	40	0
	01/2020		1,120	EUR	1,002	4	0
	02/2020	BRL	28,126		$6,983	0	(3)
	02/2020	EUR	203		227	0	(1)
	02/2020	GBP	211		277	0	(3)
	02/2020		$1,058	EUR	951	12	0
	02/2020		419	GBP	322	8	0
	03/2020	CNH	93,797		$13,300	0	(156)
	03/2020	GBP	42,562		55,909	0	(563)
	03/2020	HKD	23,068		2,944	0	(14)
	03/2020	RON	15,885		3,700	0	(12)
	03/2020	RUB	150,091		2,400	0	(3)
	03/2020	THB	23,118		764	0	(10)
	03/2020		$32,553	CAD	43,028	590	0
	03/2020		37,915	GBP	28,875	396	0
	03/2020		8,705	JPY	950,000	65	0
	03/2020		2,293	KRW	2,728,874	72	0
	03/2020		19,800	MXN	378,896	61	0
	03/2020		18,155	NOK	166,000	757	0
	03/2020		32,843	NZD	50,100	912	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2019 (Unaudited)

	03/2020		13,983	RON	60,182	80	0
	03/2020		29,170	SGD	39,753	409	0
	03/2020		29,895	THB	903,119	309	0
	03/2020		3,500	TRY	20,725	0	(69)
	06/2020		11,660	MXN	229,789	202	0
BRC	01/2020	JPY	8,338,500		$77,010	253	0
	01/2020		$52,730	AUD	77,364	1,570	0
	01/2020		559	EUR	504	6	0
	01/2020		23,336	MXN	466,710	1,257	0
	01/2020		47,100	SEK	448,000	749	0
	02/2020		183	EUR	164	1	0
	02/2020		1,331	GBP	1,012	13	(3)
	03/2020	MYR	47,624		$11,371	0	(290)
	03/2020		$26,235	CNH	185,999	438	0
	03/2020		9,940	IDR	142,026,700	264	0
	03/2020		20,261	TWD	613,325	361	0
CBK	01/2020	AUD	1,769		$1,209	0	(33)
	01/2020	GBP	461		600	0	(11)
	01/2020	ILS	1,208		349	0	(1)
	01/2020	JPY	154,962		1,427	1	0
	02/2020	EUR	451		503	0	(4)
	02/2020	GBP	156		204	0	(3)
	02/2020	PEN	52,439		15,535	0	(270)
	02/2020		$119	EUR	106	0	0
	02/2020		222	GBP	168	1	0
	02/2020		8,480	HUF	2,529,956	111	0
	02/2020		11,950	PEN	40,421	231	0
	02/2020		220	PLN	872	10	0
	03/2020	CZK	84,422		$3,700	0	(25)
	03/2020	KRW	20,424,233		17,408	0	(297)
	03/2020	PLN	10,788		2,800	0	(44)
	03/2020	RUB	871,830		13,500	0	(456)
	03/2020		$21,955	COP	73,053,095	245	(46)
	03/2020		9,000	HUF	2,669,548	75	0
	03/2020		7,661	PHP	392,790	68	0
	03/2020		15,500	PLN	59,505	187	0
	03/2020		7,955	RON	34,187	34	0
	03/2020		9,600	RUB	606,770	113	0
DUB	03/2020	TWD	620,530		$20,543	0	(321)
	03/2020		$11,362	IDR	162,408,050	307	0
FBF	03/2020	BRL	8,263		$2,000	0	(49)
GLM	01/2020		47,905		11,885	0	(24)
	01/2020	GBP	3,398		4,451	0	(50)
	01/2020	MXN	7,131		364	0	(12)
	01/2020		$11,885	BRL	47,905	24	0
	01/2020		12,938	TRY	75,684	0	(280)
	02/2020	BRL	47,905		$11,907	9	0
	02/2020		$337	HUF	99,948	2	0
	02/2020		133	PLN	528	7	0
	03/2020	COP	20,297,100		$5,800	0	(360)
	03/2020	INR	229,302		3,204	3	0
	03/2020	NOK	168,000		18,338	0	(802)
	03/2020	THB	354,159		11,700	0	(141)
	03/2020		$18,211	AUD	26,500	413	0
	03/2020		11,300	CLP	8,663,786	243	(14)
	03/2020		13,737	INR	979,998	0	(57)
	03/2020		7,100	KRW	8,261,539	55	0
	03/2020		14,989	NOK	132,000	50	0
	03/2020		10,362	RON	44,542	47	0
	03/2020		10,600	ZAR	156,326	474	0
HUS	01/2020	CAD	63,900		$48,728	0	(483)
	01/2020	CLP	815,231		1,016	0	(69)
	01/2020	COP	66,478,314		19,096	0	(1,117)
	01/2020	CZK	383,818		16,410	0	(521)
	01/2020	EUR	2,132		2,367	0	(25)
	01/2020	NZD	46,700		30,742	0	(698)
	01/2020	SEK	168,000		17,887	0	(56)
	01/2020		$736	CAD	962	5	0
	01/2020		607	EUR	547	7	0
	01/2020		119,244	GBP	90,392	514	0
	01/2020		38,515	NOK	354,000	1,809	0
	02/2020	EUR	177		$198	0	(1)
	02/2020	HUF	994,191		3,353	0	(22)
	02/2020	PLN	32,420		8,405	0	(142)
	02/2020		$1,046	EUR	938	9	0
	02/2020		526	GBP	403	8	0
	03/2020	IDR	74,597,500		$5,300	0	(68)
	03/2020	INR	242,975		3,396	4	0
	03/2020	KRW	6,058,800		5,100	0	(147)
	03/2020	NZD	4,500		2,966	0	(66)
	03/2020	SGD	19,464		14,263	0	(220)
	03/2020	TRY	53,030		8,800	21	0
	03/2020		$6,600	COP	22,482,900	223	0
	03/2020		14,291	GBP	10,812	55	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2019 (Unaudited)

	03/2020		14,975	INR	1,090,838	223	0
	03/2020		3,300	KRW	3,820,542	9	0
	03/2020		9,600	PEN	32,183	94	0
	03/2020		6,650	PHP	340,650	53	0
	03/2020		13,930	RUB	900,679	465	0
IND	01/2020		44,517	NZD	68,000	1,263	0
JPM	01/2020	MXN	411,845		$20,493	0	(1,228)
	01/2020		$12,618	EUR	11,360	130	0
	01/2020		2,930	MXN	57,406	98	0
	02/2020	HUF	5,538,902		$18,732	0	(76)
	02/2020	PLN	5,594		1,439	0	(36)
	02/2020		$29	PLN	111	1	0
	03/2020	INR	1,096,425		$15,138	0	(138)
	03/2020		$10,443	BRL	42,421	79	0
	03/2020		34,814	CAD	45,500	233	0
	03/2020		14,963	INR	1,067,834	0	(56)
	03/2020		3,400	PEN	11,358	21	0
MYI	01/2020	AUD	25,924		$17,827	0	(369)
	01/2020	BRL	9,536		2,258	0	(113)
	01/2020		$2,366	BRL	9,536	5	0
	02/2020		228	GBP	173	1	0
	02/2020	ZAR	14,587		$989	0	(48)
	03/2020		$2,601	RUB	169,008	100	0
RBC	02/2020	COP	6,466,149		$1,841	0	(122)
	03/2020		$4,200	COP	13,976,622	41	0
	03/2020		9,858	JPY	1,075,000	67	0
	03/2020		3,500	MYR	14,446	38	0
	03/2020		17,304	NOK	156,000	469	0
RYL	01/2020	COP	2,968,370		$854	0	(49)
	02/2020		$260	GBP	200	5	0
	02/2020		5	PLN	18	0	0
	02/2020	ZAR	6,939		$470	0	(23)
	03/2020	CNH	112,946		15,663	0	(534)
	03/2020		$4,500	CZK	103,270	56	0
SCX	01/2020	BRL	9,912		$2,459	0	(5)
	01/2020		$2,361	BRL	9,912	103	0
	02/2020	PLN	67,500		$17,222	0	(572)
	02/2020		$115	MXN	2,223	2	0
	02/2020		101	PLN	392	3	0
	02/2020	ZAR	8,166		$565	0	(15)
	03/2020	SGD	21,366		15,700	0	(194)
	03/2020		$12,257	BRL	49,849	107	0
	03/2020		13,293	NZD	19,800	48	0
SOG	02/2020		1,343	GBP	1,042	39	0
SSB	01/2020	NOK	301,100		$32,833	0	(1,465)
	02/2020		$663	MXN	12,670	3	0
	03/2020	PHP	177,819		$3,500	0	(1)
	03/2020		$2,702	CNY	19,057	29	0
	03/2020		11,236	MYR	46,951	260	0
	03/2020		2,000	ZAR	29,778	109	0
UAG	01/2020	CAD	5,633		$4,232	0	(106)
	01/2020	EUR	13,317		14,709	0	(235)
	01/2020	NZD	39,207		25,211	0	(1,185)
	01/2020		$495	EUR	445	5	0
	01/2020		975	JPY	106,600	6	0
	02/2020		114	ZAR	1,609	0	0
Total Forward Foreign Currency Contracts						$19,698	$(21,606)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC GBP versus USD		$1.000	03/04/2020	31,000	$4	$0
	Put - OTC USD versus CAD	CAD	1.250	01/07/2020	53,000	5	0
	Put - OTC USD versus JPY	JPY	98.000	01/07/2020	60,000	6	0
	Put - OTC USD versus JPY		90.000	02/12/2020	9,500	1	0
Total Purchased Options						$16	$0

SWAP AGREEMENTS:

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year ILS-TELBOR	1.345%	Annual	11/23/2023	ILS	45,100	$0	$546	$546	$0
	Pay	1-Year ILS-TELBOR	0.335	Annual	11/29/2024		52,800	0	(33)	0	(33)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2019 (Unaudited)

	Pay	3-Month KRW-KORIBOR	2.100	Quarterly	09/19/2023	KRW	15,888,200	70	323	393	0
	Pay	3-Month KRW-KORIBOR	1.755	Quarterly	02/07/2024		29,618,300	352	98	450	0
	Receive	3-Month KRW-KORIBOR	1.965	Quarterly	03/20/2024		13,159,600	(169)	(133)	0	(302)
	Receive	3-Month KRW-KORIBOR	1.288	Quarterly	12/18/2024		15,566,200	0	33	33	0
BPS	Receive	1-Year ILS-TELBOR	1.480	Annual	11/30/2023	ILS	46,000	0	(628)	0	(628)
	Pay	1-Year ILS-TELBOR	0.480	Annual	08/09/2024		18,700	0	40	40	0
	Receive	1-Year ILS-TELBOR	0.410	Annual	10/18/2024		32,700	0	(21)	0	(21)
	Pay	3-Month KRW-KORIBOR	2.178	Quarterly	09/19/2023	KRW	11,882,600	0	324	324	0
	Receive	3-Month KRW-KORIBOR	1.965	Quarterly	03/20/2024		27,844,000	(361)	(279)	0	(640)
	Receive	3-Month KRW-KORIBOR	1.213	Quarterly	12/18/2024		36,023,000	0	192	192	0
CBK	Pay	1-Year ILS-TELBOR	0.850	Annual	03/21/2023	ILS	50,200	0	376	376	0
	Receive	1-Year ILS-TELBOR	1.373	Annual	09/07/2023		40,976	0	(525)	0	(525)
	Pay	1-Year ILS-TELBOR	1.202	Annual	09/19/2023		38,700	0	418	418	0
	Receive	1-Year ILS-TELBOR	0.413	Annual	11/08/2024		46,700	0	(29)	0	(29)
	Pay	3-Month KRW-KORIBOR(2)	1.328	Quarterly	03/18/2025	KRW	17,881,000	0	0	0	0
GLM	Receive	1-Year ILS-TELBOR	0.960	Annual	03/21/2023	ILS	107,200	0	(939)	0	(939)
	Receive	1-Year ILS-TELBOR	1.053	Annual	06/20/2023		7,370	0	(70)	0	(70)
	Pay	1-Year ILS-TELBOR	0.967	Annual	06/19/2024		26,500	0	252	252	0
	Receive	1-Year ILS-TELBOR(2)	0.393	Annual	01/02/2025		46,100	0	(2)	0	(2)
HUS	Pay	1-Year ILS-TELBOR	0.805	Annual	03/21/2023		7,000	0	49	49	0
	Pay	1-Year ILS-TELBOR	0.853	Annual	03/21/2023		46,600	0	351	351	0
	Receive	1-Year ILS-TELBOR	1.035	Annual	03/25/2024		43,500	12	(489)	0	(477)
	Pay	1-Year ILS-TELBOR	0.350	Annual	09/18/2024		28,400	0	2	2	0
	Pay	3-Month KRW-KORIBOR	2.100	Quarterly	09/19/2023	KRW	28,592,600	0	708	708	0
	Receive	3-Month KRW-KORIBOR	1.965	Quarterly	03/20/2024		16,062,000	(130)	(239)	0	(369)
	Receive	3-Month KRW-KORIBOR	1.245	Quarterly	12/18/2024		8,311,400	0	32	32	0
JPM	Pay	1-Year ILS-TELBOR	1.280	Annual	01/11/2024	ILS	184,220	0	2,713	2,713	0
SCX	Pay	3-Month KRW-KORIBOR	1.755	Quarterly	02/07/2024	KRW	40,658,800	390	228	618	0
	Pay	3-Month KRW-KORIBOR	1.160	Quarterly	10/11/2024		19,701,700	0	(156)	0	(156)
Total Swap Agreements								$164	$3,142	$7,497	$(4,191)

(g)	Securities with an aggregate market value of $6,932 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$52,653	$0	$52,653
Industrials	0	32,060	0	32,060
Utilities	0	8,655	0	8,655
U.S. Government Agencies	0	26,061	0	26,061
Non-Agency Mortgage-Backed Securities	0	1,474	0	1,474
Asset-Backed Securities	0	11,006	0	11,006
Sovereign Issues	0	12,505	0	12,505
Short-Term Instruments
Certificates of Deposit	0	4,000	0	4,000
Commercial Paper	0	999	0	999
Repurchase Agreements	0	285,657	0	285,657
U.S. Treasury Bills	0	22,567	0	22,567
	$0	$457,637	$0	$457,637
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$195,216	$0	$0	$195,216
Total Investments	$195,216	$457,637	$0	$652,853
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,644	1,104	0	2,748
Over the counter	0	27,195	0	27,195
	$1,644	$28,299	$0	$29,943
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,791)	(877)	0	(3,668)
Over the counter	0	(25,797)	0	(25,797)
	$(2,791)	$(26,674)	$0	$(29,465)
Total Financial Derivative Instruments	$(1,147)	$1,625	$0	$478
Totals	$194,069	$459,262	$0	$653,331

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio	December 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.9% ¤
MUNICIPAL BONDS & NOTES 0.1%
IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023	$1,005	$1,020
Total Municipal Bonds & Notes (Cost $1,005)		1,020
U.S. GOVERNMENT AGENCIES 7.8%
Fannie Mae
1.768% due 12/25/2036 ●	243	241
1.779% due 03/25/2036 ●	148	147
1.866% due 07/25/2032 ●	289	282
1.912% due 03/25/2034 ●	194	194
1.948% due 06/25/2033 ●	119	117
1.963% due 03/25/2032 ●	290	290
1.982% due 11/25/2032 ●	1	1
2.142% due 05/25/2042 ●	141	140
2.242% due 08/25/2021 - 03/25/2022 ●	1	1
2.392% due 08/25/2022 ●	1	1
2.405% due 11/01/2020 ●	1	1
2.492% due 04/25/2022 ●	1	1
2.692% due 04/25/2032 ●	88	89
3.527% due 02/01/2041 - 10/01/2044 ●	2,311	2,331
3.595% due 02/01/2026 ●	3	3
3.727% due 11/01/2030 ●	0	1
3.803% due 09/01/2033 ●	1	1
3.823% due 03/01/2035 ●	284	292
3.973% due 08/01/2028 ●	7	7
4.026% due 12/01/2029 ●	5	5
4.087% due 11/01/2035 ●	111	114
4.104% due 10/01/2032 ●	7	7
4.125% due 09/01/2022 ●	1	1
4.145% due 09/01/2028 ●	4	4
4.158% due 12/01/2022 ●	2	2
4.235% due 09/01/2031 ●	11	11
4.259% due 11/01/2035 ●	111	114
4.295% due 12/01/2032 ●	3	3
4.348% due 10/01/2025 ●	15	15
4.409% due 01/01/2036 ●	561	586
4.435% due 05/01/2025 ●	3	3
4.457% due 12/01/2029 ●	1	1
4.645% due 12/01/2029 ●	6	6
4.729% due 08/01/2036 ●	53	55
4.737% due 12/01/2035 ●	26	27
Freddie Mac
0.000% due 03/15/2030 - 01/15/2032 (a)	21,735	16,803
1.912% due 07/25/2031 ●	328	326
2.240% due 06/15/2030 - 12/15/2032 ●	49	49
2.290% due 06/15/2031 ●	20	20
2.440% due 02/15/2027 ●	3	3
3.378% due 02/25/2045 ●	439	444
3.439% due 10/25/2044 ●	1,391	1,412
3.639% due 07/25/2044 ●	860	876
3.777% due 02/01/2024 ●	9	9
4.500% due 06/15/2035 - 09/15/2035	1,394	1,461
4.566% due 06/01/2035 ●	1,224	1,287
4.668% due 02/01/2025 ●	3	3
4.708% due 05/01/2032 ●	5	5
4.751% due 01/01/2032 ●	6	6
4.872% due 02/01/2035 ●	386	404
4.901% due 07/01/2029 ●	5	5
4.975% due 02/01/2032 ●	2	2
4.980% due 02/01/2032 ●	1	1
5.000% due 01/15/2034	2,806	3,081
5.500% due 08/15/2030 - 10/01/2039	72	78
6.500% due 10/25/2043	525	624
Ginnie Mae
3.250% (H15T1Y + 1.500%) due 07/20/2025 - 08/20/2026 ~	174	179
3.875% (H15T1Y + 1.500%) due 04/20/2023 - 05/20/2024 ~	111	113
3.875% due 04/20/2027 - 04/20/2032 ●	71	74
4.000% (H15T1Y + 1.500%) due 02/20/2024 - 02/20/2026 ~	21	21
4.000% due 03/20/2025 - 02/20/2030 ●	377	380

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

4.125% (H15T1Y + 1.500%) due 10/20/2023 - 10/20/2024 ~	21	21
Israel Government AID Bond 0.000% due 11/01/2024 (a)	133,000	120,396
Residual Funding Corp. STRIPS(a) 0.000% due 01/15/2030	18,000	14,136
Small Business Administration
2.500% (PRIME - 2.250%) due 05/25/2025 ~	44	44
2.750% (PRIME - 2.250%) due 03/25/2025 ~	1	1
4.500% due 03/01/2023	61	63
4.760% due 09/01/2025	2,433	2,528
4.770% due 04/01/2024	488	506
4.930% due 01/01/2024	275	285
5.240% due 08/01/2023	214	223
7.220% due 11/01/2020	16	16
Uniform Mortgage-Backed Security
4.000% due 05/01/2030 - 12/01/2041	2,084	2,227
4.500% due 04/01/2028 - 11/01/2029	298	317
Total U.S. Government Agencies (Cost $150,707)		173,523
U.S. TREASURY OBLIGATIONS 82.3%
U.S. Treasury Bonds
2.750% due 08/15/2042	117,500	125,392
2.750% due 11/15/2042	110,900	118,253
2.875% due 05/15/2043	270,960	294,964
3.000% due 05/15/2042	201,200	223,662
3.125% due 02/15/2043	41,250	46,744
3.125% due 08/15/2044	45,000	51,147
3.625% due 08/15/2043	53,000	64,941
3.625% due 02/15/2044	30,000	36,837
3.750% due 11/15/2043	54,720	68,372
4.375% due 02/15/2038	84,630	112,493
4.375% due 05/15/2040	1,490	1,999
4.500% due 05/15/2038	31,463	42,486
8.000% due 11/15/2021 (e)	44,700	49,941
U.S. Treasury Notes
1.875% due 08/31/2024	8,680	8,749
2.000% due 08/31/2021 (e)	7,000	7,046
2.000% due 07/31/2022 (c)	333,000	336,345
2.125% due 03/31/2024	4,700	4,784
2.125% due 07/31/2024	21,600	22,005
2.125% due 09/30/2024	27,200	27,724
2.125% due 11/30/2024	4,000	4,079
2.250% due 10/31/2024	49,610	50,871
2.250% due 11/15/2024	38,950	39,943
2.250% due 11/15/2025	47,400	48,652
2.375% due 08/15/2024	4,300	4,429
2.500% due 01/31/2024	12,050	12,439
2.750% due 02/15/2024 (e)	4,870	5,077
2.875% due 11/30/2023	5,010	5,237
2.875% due 05/15/2028	9,680	10,414
Total U.S. Treasury Obligations (Cost $1,758,780)		1,825,025
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.2%
Bear Stearns Adjustable Rate Mortgage Trust
4.120% due 02/25/2033 ~	15	14
4.283% due 01/25/2034 ~	187	192
4.453% due 04/25/2033 ~	41	42
4.662% due 11/25/2034 ~	637	625
4.880% due 04/25/2033 ~	38	40
5.385% due 04/25/2033 ~	3	4
Bear Stearns ALT-A Trust
1.952% due 02/25/2034 ●	1,186	1,149
3.816% due 11/25/2036 ^~	16,326	13,588
4.480% due 11/25/2036 ~	9,701	9,011
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.042% due 08/25/2035 ●	268	267
Citigroup Mortgage Loan Trust 4.810% due 05/25/2035 ●	322	327
Countrywide Alternative Loan Trust
1.945% due 02/20/2047 ^●	4,345	3,459
1.952% due 02/25/2047 ●	416	406
1.972% due 05/25/2047 ●	2,692	2,582
1.975% due 03/20/2046 ●	3,324	3,098
1.992% due 05/25/2036 ●	50	45
2.002% due 05/25/2035 ●	563	541
2.072% due 12/25/2035 ●	226	225
3.239% due 02/25/2036 ●	269	256
5.500% due 03/25/2036 ^	1,184	848
Countrywide Home Loan Mortgage Pass-Through Trust
2.252% due 05/25/2035 ●	869	805
2.372% due 04/25/2035 ●	105	100
2.452% due 02/25/2035 ●	540	541

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

2.472% due 02/25/2035 ●	308	300
2.912% due 04/25/2035 ~	356	328
3.781% due 09/20/2036 ^~	3,375	3,134
Credit Suisse First Boston Mortgage Securities Corp. 0.098% due 06/25/2032 ~	1	1
Downey Savings & Loan Association Mortgage Loan Trust 2.024% due 08/19/2045 ●	349	343
GreenPoint Mortgage Funding Trust 2.232% due 06/25/2045 ●	447	427
GSR Mortgage Loan Trust 3.938% due 04/25/2036 ~	2,815	2,508
HarborView Mortgage Loan Trust
1.894% due 03/19/2037 ●	1,129	1,090
2.204% due 05/19/2035 ●	1,156	1,122
Impac CMB Trust 2.792% due 07/25/2033 ●	29	29
IndyMac Mortgage Loan Trust 2.432% due 02/25/2035 ●	1,708	1,683
JPMorgan Mortgage Trust
4.346% due 02/25/2036 ^~	555	517
4.492% due 07/25/2035 ~	468	485
MASTR Adjustable Rate Mortgages Trust 3.911% due 05/25/2034 ~	133	134
Merrill Lynch Mortgage Investors Trust 3.407% (US0006M + 1.500%) due 12/25/2032 ~	44	44
Residential Accredit Loans, Inc. Trust
2.092% due 08/25/2035 ●	875	790
3.599% due 09/25/2045 ●	345	333
Residential Asset Mortgage Products Trust 8.500% due 10/25/2031	355	396
Residential Funding Mortgage Securities, Inc. Trust 6.500% due 03/25/2032	15	15
Sequoia Mortgage Trust
2.114% due 10/19/2026 ●	243	241
2.115% due 07/20/2033 ●	667	658
2.235% due 07/20/2033 ●	469	445
Structured Adjustable Rate Mortgage Loan Trust 3.639% due 01/25/2035 ^●	294	288
Structured Asset Mortgage Investments Trust
2.012% due 05/25/2036 ●	13,371	12,915
2.344% due 07/19/2034 ●	87	88
2.464% due 03/19/2034 ●	188	189
WaMu Mortgage Pass-Through Certificates Trust
2.052% due 11/25/2045 ●	983	962
2.062% due 12/25/2045 ●	427	426
2.627% due 05/25/2046 ●	408	392
2.627% due 07/25/2046 ●	4,587	4,448
2.627% due 08/25/2046 ●	10,515	10,283
2.627% due 09/25/2046 ●	1,733	1,776
2.627% due 10/25/2046 ●	786	764
2.627% due 12/25/2046 ●	961	974
2.969% due 01/25/2047 ●	753	776
3.137% due 12/25/2046 ●	1,683	1,695
3.219% due 06/25/2046 ●	2,179	2,183
3.239% due 02/25/2046 ●	1,675	1,712
3.439% due 11/25/2042 ●	285	282
4.839% due 03/25/2034 ~	66	67
Washington Mutual Mortgage Pass-Through Certificates Trust
3.325% due 05/25/2033 ~	39	38
4.201% due 02/25/2033 ~	1	1
Total Non-Agency Mortgage-Backed Securities (Cost $100,179)		93,447
ASSET-BACKED SECURITIES 0.3%
Asset-Backed Securities Corp. Home Equity Loan Trust
1.872% due 05/25/2037 ●	24	18
2.260% due 06/15/2031 ●	268	254
2.280% due 11/15/2031 ●	14	14
Bear Stearns Asset-Backed Securities Trust
1.902% due 04/25/2031 ●	709	1,137
2.452% due 10/25/2032 ●	18	18
CIT Group Home Equity Loan Trust 2.332% due 06/25/2033 ●	99	99
Citigroup Global Markets Mortgage Securities, Inc. 3.142% due 01/25/2032 ●	125	126
Credit Suisse First Boston Mortgage Securities Corp. 2.412% due 01/25/2032 ●	63	62
Credit-Based Asset Servicing & Securitization Trust 1.862% due 01/25/2037 ^●	1,016	464
GE-WMC Mortgage Securities Trust 1.832% due 08/25/2036 ●	52	30
GSAMP Trust
1.862% due 12/25/2036 ●	503	291
1.972% due 11/25/2035 ●	145	33

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

Home Equity Asset Trust 2.712% due 02/25/2033 ●	1	1
HSI Asset Securitization Corp. Trust 1.842% due 10/25/2036 ●	119	63
JPMorgan Mortgage Acquisition Trust 1.872% due 08/25/2036 ●	33	18
LA Arena Funding LLC 7.656% due 12/15/2026	11	11
Lehman ABS Mortgage Loan Trust 1.882% due 06/25/2037 ●	536	389
Long Beach Mortgage Loan Trust 2.352% due 10/25/2034 ●	1,548	1,500
MASTR Asset-Backed Securities Trust 1.842% due 11/25/2036 ●	93	43
Merrill Lynch Mortgage Investors Trust 1.912% due 02/25/2037 ●	312	132
Morgan Stanley ABS Capital, Inc. Trust 1.852% due 05/25/2037 ●	227	207
Morgan Stanley IXIS Real Estate Capital Trust 1.842% due 11/25/2036 ●	37	18
New Century Home Equity Loan Trust 1.972% due 05/25/2036 ●	512	487
Renaissance Home Equity Loan Trust 2.492% due 08/25/2032 ●	2	2
Securitized Asset-Backed Receivables LLC Trust
1.852% due 12/25/2036 ^●	1,643	520
1.872% due 11/25/2036 ^●	525	198
Soundview Home Loan Trust
1.852% due 11/25/2036 ●	534	221
1.872% due 06/25/2037 ●	280	212
Total Asset-Backed Securities (Cost $9,449)		6,568
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.2%		4,968
Total Short-Term Instruments (Cost $4,968)		4,968
Total Investments in Securities (Cost $2,025,088)		2,104,551
	SHARES
INVESTMENTS IN AFFILIATES 9.5%
SHORT-TERM INSTRUMENTS 9.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.5%
PIMCO Short-Term Floating NAV Portfolio III	21,386,896	211,581
Total Short-Term Instruments (Cost $211,561)		211,581
Total Investments in Affiliates (Cost $211,561)		211,581
Total Investments 104.4% (Cost $2,236,649)		$2,316,132
Financial Derivative Instruments (d) 0.0%(Cost or Premiums, net $19,862)		992
Other Assets and Liabilities, net (4.4)%		(98,416)
Net Assets 100.0%		$2,218,708

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	12/31/2019	01/02/2020	$4,968	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(5,072)	$4,968	$4,968
Total Repurchase Agreements						$(5,072)	$4,968	$4,968

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
IND	1.970%	12/03/2019	01/14/2020	$(111,605)	$(111,788)
Total Reverse Repurchase Agreements					$(111,788)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.9)%
Uniform Mortgage-Backed Security, TBA	4.000%	02/01/2050	$17,000	$(17,649)	$(17,686)
Uniform Mortgage-Backed Security, TBA	4.500	02/01/2050	3,000	(3,156)	(3,160)
Total Short Sales (0.9)%				$(20,805)	$(20,846)

(c)	Securities with an aggregate market value of $111,610 have been pledged as collateral under the terms of master agreements as of December 31, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2019 was $(410,116) at a weighted average interest rate of 2.442%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	$108.500	02/21/2020	387	$387	$3	$0
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	108.750	02/21/2020	11	11	0	0
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	110.000	02/21/2020	6,832	6,832	59	7
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	110.750	02/21/2020	6,301	6,301	54	6
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	111.000	02/21/2020	9,103	9,103	78	9
Put - CBOT U.S. Treasury 5-Year Note March 2020 Futures	111.750	02/21/2020	691	691	6	1
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	117.500	02/21/2020	4,613	4,613	40	5
Put - CBOT U.S. Treasury 10-Year Note March 2020 Futures	118.000	02/21/2020	472	472	4	1
Call - CBOT U.S. Treasury 30-Year Bond March 2020 Futures	195.000	02/21/2020	413	413	4	0
Call - CBOT U.S. Treasury 30-Year Bond March 2020 Futures	197.000	02/21/2020	471	471	4	0
Total Purchased Options					$252	$29

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	December 31, 2019 (Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2020	950	$204,725	$166	$45	$0
U.S. Treasury 5-Year Note March Futures	03/2020	30,385	3,603,946	(14,610)	0	(712)
U.S. Treasury 10-Year Note March Futures	03/2020	6,128	786,969	(6,537)	0	(670)
				$(20,981)	$45	$(1,382)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 30-Year Bond March Futures	03/2020	2,500	$(389,766)	$7,980	$859	$0
Total Futures Contracts				$(13,001)	$904	$(1,382)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.500%	Semi-Annual	12/20/2027	$17,700	$(247)	$(627)	$(874)	$41	$0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	349,800	19,857	(31,043)	(11,186)	974	0
Receive	3-Month USD-LIBOR	2.606	Semi-Annual	12/21/2047	40,000	0	(4,473)	(4,473)	426	0
Total Swap Agreements						$19,610	$(36,143)	$(16,533)	$1,441	$0

(e) Securities with an aggregate market value of $44,052 and cash of $2,871 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2019.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2019
Investments in Securities, at Value
Municipal Bonds & Notes
Iowa	$0	$1,020	$0	$1,020
U.S. Government Agencies	0	173,523	0	173,523
U.S. Treasury Obligations	0	1,825,025	0	1,825,025
Non-Agency Mortgage-Backed Securities	0	93,447	0	93,447
Asset-Backed Securities	0	6,568	0	6,568
Short-Term Instruments
Repurchase Agreements	0	4,968	0	4,968
	$0	$2,104,551	$0	$2,104,551
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$211,581	$0	$0	$211,581
Total Investments	$211,581	$2,104,551	$0	$2,316,132
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(20,846)	$0	$(20,846)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$904	$1,470	$0	$2,374
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(1,382)	$0	$0	$(1,382)
Total Financial Derivative Instruments	$(478)	$1,470	$0	$992
Totals	$211,103	$2,085,175	$0	$2,296,278

There were no significant transfers into or out of Level 3 during the period ended December 31, 2019.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Preferred Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and PIMCO International Portfolio Subsidiary, LLC, PIMCO Short Asset Portfolio Subsidiary, LLC, PIMCO Short-Term Floating NAV III Subsidiary, LLC, MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO International Portfolio, PIMCO Short Asset Portfolio, PIMCO Short-Term Floating NAV Portfolio III, PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of the Consolidated Funds and their respective Subsidiary, if any. All intercompany transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of each of the Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

		Date of	Subscription	% of Fund

Fund Name	Subsidiary	Incorporation	Agreement	Net Assets
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	05/07/2010	36.39%

PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	08/01/2006	27.77%

PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	12/10/2008	11.91%

PIMCO Income Fund	MLM 766 LLC	04/30/2018	05/01/2018	0.00%

PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	08/31/2011	14.24%

PIMCO Preferred and Capital Securities Fund	PIMCO Preferred Capital Securities Fund (Cayman) Ltd.	02/04/2015	03/01/2015	10.01%

PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	05/08/2018	0.00%

PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	09/20/2013	34.79%

PIMCO International Portfolio	PIMCO International Portfolio Subsidiary, LLC	03/20/2014	03/20/2014	2.39%

PIMCO Short Asset Portfolio	PIMCO Short Asset Portfolio Subsidiary, LLC	03/01/2017	03/20/2017	4.22%

PIMCO Short-Term Floating NAV Portfolio III	PIMCO Short-Term Floating NAV Portfolio III Subsidiary, LLC	03/20/2014	03/20/2014	3.81%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Fund's shares is based on the Fund's net asset value ("NAV"). The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, with respect to each fund other than the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). With respect to the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III portfolio shares are ordinarily valued as of 3:00 p.m. Eastern time, on each day that the NYSE is open. Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission ("SEC").

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds' approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or

Notes to Financial Statements (Cont.)

estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of a Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Fund's prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Transfers from Level 1 to Level 3 are a result of a change from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to the use of a valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market based data (Level 3). Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of

Notes to Financial Statements (Cont.)

current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value

Notes to Financial Statements (Cont.)

hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Discounted cash flow valuation uses an internal analysis based on the Adviser’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Fundamental analysis valuation estimates fair value by using an internal model that utilizes financial statements of the non-public underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market based valuation estimates fair value by projecting the company's market value, which may include unobservable inputs such as estimated recovery on assets. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds' tax positions for all open tax years. As of December 31, 2019, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. In addition, the IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act. The IRS issued in September 2016 proposed regulations that would have generally treated the Fund’s income inclusion (under Subpart F of the Code) with respect to the Commodity Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Commodity Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the 1940 Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Commodity Subsidiary’s earnings would be treated as other qualifying income if derived with respect to the Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund's investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund's taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also

Notes to Financial Statements (Cont.)

cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. The tables below show the transactions in and earnings from investments in the affiliated Funds for the period ended December 31, 2019 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$610,742	$203,970	$(46,911)	$(803)	$22,285	$789,283	$14,428	$0
PIMCO CommodityRealReturn Strategy Fund®	185,288	6,301	(11,324)	(4,785)	2,898	178,378	6,301	0
PIMCO Dynamic Bond Fund	272,179	10,816	(104,598)	(429)	(3,433)	174,535	8,806	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	1,956,853	238,834	(162,864)	(7,687)	29,816	2,054,952	63,001	0
PIMCO Emerging Markets Local Currency and Bond Fund	786,801	35,986	(418,679)	(163,972)	206,497	446,633	30,105	0
PIMCO Extended Duration Fund	503,683	208,041	(33,638)	1,314	56,832	736,232	12,172	0
PIMCO Government Money Market Fund	59,996	1,856,452	(1,818,608)	0	0	97,840	859	0
PIMCO High Yield Fund	188,391	2,875	(193,881)	33,401	(30,786)	0	3,060	0
PIMCO High Yield Spectrum Fund	287,735	9,746	(128,939)	(1,761)	6,580	173,361	9,686	0
PIMCO Income Fund	1,031,707	544,056	(694,739)	8,890	(7,043)	882,871	42,856	0
PIMCO Investment Grade Credit Bond Fund	367,411	9,942	(97,513)	482	18,048	298,370	9,943	0
PIMCO Long Duration Total Return Fund	232,571	62,865	(134,623)	4,154	6,743	171,710	17,717	0
PIMCO Long-Term Real Return Fund	1,078,623	208,381	(230,728)	15,317	34,870	1,106,463	53,530	0
PIMCO Long-Term U.S. Government Fund	171,805	129,172	(16,827)	1,024	17,003	302,177	5,347	0
PIMCO Low Duration Fund	699,496	545,257	(706,090)	270	3,023	541,956	15,150	0
PIMCO Mortgage Opportunities and Bond Fund	126,242	19,763	(1,901)	12	(293)	143,823	5,056	0
PIMCO RAE Emerging Markets Fund	1,315,955	682,147	(59,579)	(5,008)	104,505	2,038,020	53,934	0
PIMCO RAE Fundamental Advantage PLUS Fund	1,194,312	476,773	(53,177)	(1,656)	(1,795)	1,614,457	0	0
PIMCO RAE Low Volatility PLUS EMG Fund	575,071	65,906	(89,182)	(8,820)	(41,984)	500,991	45,245	0
PIMCO RAE Low Volatility PLUS International Fund	342,324	8,336	(38,830)	(6,212)	32,471	338,089	8,335	0
PIMCO RAE PLUS EMG Fund	2,129,013	77,190	(500,562)	(51,716)	188,800	1,842,725	6,926	0
PIMCO RAE PLUS International Fund	170,974	74,187	(46,018)	(5,638)	17,721	211,226	5,696	0
PIMCO RAE Worldwide Long/Short PLUS Fund	1,202,719	118,473	(113,670)	(660)	(19,217)	1,187,645	66,265	0

Notes to Financial Statements (Cont.)

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	172,977	128,888	(4,219)	(623)	19,310	316,333	6,603	0
PIMCO Real Return Fund	224,643	142,100	(46,583)	(538)	6,800	326,422	3,675	0
PIMCO RealEstateRealReturn Strategy Fund	702,447	36,681	(294,107)	29,910	(4,024)	470,907	29,344	0
PIMCO Short-Term Floating NAV Portfolio III	7,349	772,212	(778,380)	(2)	0	1,179	111	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	570,742	51,884	(146,196)	67	15,890	492,387	48,065	0
PIMCO Total Return Fund	442,296	179,835	(306,531)	3,393	6,520	325,513	11,311	0
PIMCO TRENDS Managed Futures Strategy Fund	181,921	3,979	(12,994)	3	835	173,744	3,979	0
Totals	$17,792,266	$6,911,048	$(7,291,891)	$(162,073)	$688,872	$17,938,222	$587,506	$0

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$251,818	$59,624	$(58,524)	$2,439	$3,646	$259,003	$4,968	$0
PIMCO CommodityRealReturn Strategy Fund®	56,131	2,538	(9,527)	(250)	(469)	48,423	1,846	0
PIMCO Dynamic Bond Fund	93,361	3,810	(38,579)	(116)	(1,162)	57,314	2,971	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	698,030	40,273	(139,225)	(20,650)	26,613	605,041	20,256	0
PIMCO Emerging Markets Local Currency and Bond Fund	291,033	12,374	(177,769)	(77,354)	92,025	140,309	10,379	0
PIMCO Extended Duration Fund	134,428	51,402	(26,840)	620	11,101	170,711	2,845	0
PIMCO Government Money Market Fund	34,192	1,468,418	(1,451,249)	0	0	51,361	464	0
PIMCO High Yield Fund	43,664	1,546	(45,736)	8,941	(8,415)	0	835	0
PIMCO High Yield Spectrum Fund	111,588	3,957	(67,869)	(2,709)	4,395	49,362	3,369	0
PIMCO Income Fund	303,947	249,169	(340,632)	8,616	(8,192)	212,908	13,989	0
PIMCO Investment Grade Credit Bond Fund	99,962	3,210	(33,481)	1,239	3,723	74,653	2,645	0
PIMCO Long Duration Total Return Fund	68,257	5,439	(35,198)	1,073	2,457	42,028	4,700	0
PIMCO Long-Term Real Return Fund	293,520	74,108	(100,198)	4,901	8,445	280,776	14,143	0
PIMCO Long-Term U.S. Government Fund	0	55,656	(7,093)	399	3,277	52,239	856	0
PIMCO Low Duration Fund	243,986	185,858	(302,188)	966	49	128,671	5,179	0
PIMCO Mortgage Opportunities and Bond Fund	40,648	1,348	(5,772)	40	(83)	36,181	1,348	0
PIMCO RAE Emerging Markets Fund	511,606	143,452	(60,617)	(4,223)	33,722	623,940	16,550	0
PIMCO RAE Fundamental Advantage PLUS Fund	337,483	130,338	(49,043)	(1,563)	243	417,458	0	0
PIMCO RAE International Fund	60,723	0	(59,425)	(1,812)	514	0	0	0
PIMCO RAE Low Volatility PLUS EMG Fund	220,965	24,323	(43,449)	(4,005)	(15,576)	182,258	16,986	0
PIMCO RAE Low Volatility PLUS Fund	80,518	239	(82,208)	(6,056)	7,507	0	238	0

Notes to Financial Statements (Cont.)

PIMCO RAE Low Volatility PLUS International Fund	101,725	74,484	(22,166)	(3,014)	15,637	166,666	3,954	0
PIMCO RAE PLUS EMG Fund	730,610	38,444	(257,466)	(3,209)	43,821	552,200	2,076	0
PIMCO RAE PLUS International Fund	167,220	34,365	(50,745)	(4,686)	13,928	160,082	4,423	0
PIMCO RAE US Small Fund	56,196	47,096	(11,519)	(1,237)	6,245	96,781	1,476	0
PIMCO RAE Worldwide Long/Short PLUS Fund	424,657	34,460	(106,182)	2,083	(8,835)	346,183	21,290	0
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	130,138	41,477	(2,113)	(509)	9,757	178,750	3,971	0
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	48,392	24,259	(1,727)	3	6,704	77,631	1,273	0
PIMCO Real Return Fund	49,467	33,026	(19,347)	(9)	1,385	64,522	889	0
PIMCO RealEstateRealReturn Strategy Fund	325,140	14,637	(157,727)	18,618	(7,251)	193,417	12,569	0
PIMCO Short-Term Floating NAV Portfolio III	3,185	122,737	(125,800)	6	(2)	126	36	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	232,954	15,508	(86,858)	11,784	(5,529)	167,859	15,508	0
PIMCO StocksPLUS® International Fund (Unhedged)	54,709	479	(58,662)	8,748	(5,274)	0	480	0
PIMCO StocksPLUS® Short Fund	1,390,464	254,523	(344,124)	(150,704)	7,560	1,157,719	1,866	0
PIMCO Total Return Fund	138,566	75,681	(152,924)	3,450	708	65,481	3,358	0
Totals	$7,829,283	$3,328,258	$(4,531,982)	$(208,180)	$242,674	$6,660,053	$197,736	$0

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$110,235	$9,834	$(53,890)	$1,217	$2,517	$69,913	$3,046	$0
PIMCO Emerging Markets Corporate Bond Fund	87,195	9,063	(41,115)	(1,218)	3,751	57,676	2,453	0
PIMCO Emerging Markets Local Currency and Bond Fund	203,527	26,866	(100,269)	(25,499)	37,400	142,025	8,407	0
PIMCO Short-Term Floating NAV Portfolio III	2,284	67,594	(62,100)	2	0	7,780	94	0
Totals	$403,241	$113,357	$(257,374)	$(25,498)	$43,668	$277,394	$14,000	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO EqS® Long/Short Fund	$10,930	$0	$(10,803)	$(894)	$767	$0	$0	$0
PIMCO Income Fund	41,623	972	(42,447)	(803)	655	0	1,036	0
PIMCO Mortgage Opportunities and Bond Fund	23,430	44,124	(3,611)	(35)	(297)	63,611	1,695	0
PIMCO Preferred and Capital Securities Fund	14,538	222	(15,363)	346	257	0	221	0
PIMCO RAE PLUS Fund	20,781	64	(19,951)	2,348	(3,242)	0	64	0
PIMCO Short-Term Floating NAV Portfolio III	290	282,528	(274,200)	(3)	1	8,616	727	0
Totals	$111,592	$327,910	$(366,375)	$959	$(1,859)	$72,227	$3,743	$0

Notes to Financial Statements (Cont.)

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Currency and Short-Term Investments Fund	$90,094	$2,833	$0	$0	$1,057	$93,984	$2,833	$0
PIMCO Short-Term Floating NAV Portfolio III	1,194	227,697	(209,900)	(2)	2	18,991	97	0
Totals	$91,288	$230,530	$(209,900)	$(2)	$1,059	$112,975	$2,930	$0

PIMCO Multi-Strategy Alternative Fund

Underlying PIMCO Funds	Market Value 03/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$3,098	$2,214	$(1,952)	$(217)	$239	$3,382	$87	$0
PIMCO Credit Opportunities Bond Fund	15,930	14,261	(10,914)	33	264	19,574	658	0
PIMCO Dynamic Bond Fund	14,017	16,959	(6,392)	(85)	(317)	24,182	957	0
PIMCO EqS® Long/Short Fund	8,182	2,223	(10,377)	(319)	291	0	0	0
PIMCO Mortgage Opportunities and Bond Fund	13,865	18,777	(4,004)	(5)	(88)	28,545	925	0
PIMCO RAE Worldwide Long/Short PLUS Fund	10,730	8,403	(6,469)	(41)	(181)	12,442	797	0
PIMCO RealEstateRealReturn Strategy Fund	2,847	1,664	(1,985)	48	84	2,658	195	0
PIMCO Short-Term Floating NAV Portfolio III	12,414	54,261	(53,600)	3	3	13,081	261	0
PIMCO TRENDS Managed Futures Strategy Fund	16,507	16,013	(13,947)	201	(47)	18,727	360	0
Totals	$97,590	$134,775	$(109,640)	$(382)	$248	$122,591	$4,240	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds' transactions in and earnings from investments in the affiliated Funds for the period ended December 31, 2019 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$365,538	$7,872	$0	$0	$261	$373,671	$7,872	$0
PIMCO Diversified Income Fund	30,543	658	(1)	0	22	31,222	658	0
PIMCO Dynamic Bond Fund	362,348	7,804	0	0	258	370,410	7,804	0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Currency and Short-Term Investments Fund	290,749	265,770	(259,000)	(1,326)	1,300	297,493	6,370	0
PIMCO Emerging Markets Local Currency and Bond Fund	0	227,650	(227,500)	(10)	0	140	427	0
PIMCO Extended Duration Fund	21,619	467	(1)	0	15	22,100	466	0
PIMCO Global Advantage® Strategy Bond Fund	1,889	11	(1,690)	(11)	12	211	11	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	33,611	37,453	(16,000)	(94)	105	55,075	1,151	0
PIMCO Global Bond Opportunities Fund (Unhedged)	1,421	7,527	(8,760)	(18)	10	180	27	0
PIMCO High Yield Fund	75,636	77,516	0	0	107	153,259	2,517	0
PIMCO High Yield Spectrum Fund	0	20,013	(20,011)	(2)	0	0	37	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	398,801	391,220	(70,000)	(515)	557	720,063	14,920	0
PIMCO International Bond Fund (Unhedged)	64,522	7,753	(38,150)	(256)	285	34,154	853	0
PIMCO Long Duration Total Return Fund	109,542	2,359	0	0	78	111,979	2,359	0
PIMCO Long-Term U.S. Government Fund	44,877	966	0	0	32	45,875	966	0
PIMCO Low Duration Fund	607,161	13,076	0	0	433	620,670	13,076	0
PIMCO Low Duration Fund II	51,036	1,099	0	0	36	52,171	1,099	0
PIMCO Moderate Duration Fund	90,340	1,946	0	0	64	92,350	1,946	0
PIMCO RAE Fundamental Advantage PLUS Fund	217,341	4,681	0	0	155	222,177	4,681	0
PIMCO RAE Low Volatility PLUS EMG Fund	127,057	2,412	(32,500)	(174)	238	97,033	2,412	0
PIMCO RAE Low Volatility PLUS International Fund	47,204	1,017	(1)	0	34	48,254	1,017	0
PIMCO RAE PLUS EMG Fund	293,687	6,325	0	0	209	300,221	6,325	0
PIMCO RAE PLUS Fund	270,864	5,833	0	0	193	276,890	5,833	0
PIMCO RAE PLUS Small Fund	14,068	303	0	0	10	14,381	303	0
PIMCO RAE Worldwide Long/Short PLUS Fund	153,983	28,482	0	0	135	182,600	3,367	0
PIMCO Short Asset Investment Fund	1,175,985	178,530	0	0	916	1,355,431	28,530	0
PIMCO Short-Term Fund	1,707,510	31,239	(325,000)	(1,665)	2,797	1,414,881	31,238	0
PIMCO StocksPLUS® Absolute Return Fund	241,816	5,209	0	0	172	247,197	5,208	0
PIMCO StocksPLUS® Fund	78,402	1,689	0	0	56	80,147	1,688	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	484,245	10,430	0	0	345	495,020	10,429	0
PIMCO StocksPLUS® International Fund (Unhedged)	402	9	(1)	1	0	411	9	0
PIMCO StocksPLUS® Short Fund	336,321	6,031	(79,000)	(605)	749	263,496	6,031	0
PIMCO StocksPLUS® Small Fund	195,780	4,216	0	0	140	200,136	4,216	0
PIMCO Total Return Fund	5,064,138	109,063	0	0	3,612	5,176,813	109,063	0
PIMCO Total Return Fund II	33,380	719	0	0	24	34,123	719	0
PIMCO TRENDS Managed Futures Strategy Fund	61,847	20,565	0	0	50	82,462	1,665	0

Notes to Financial Statements (Cont.)

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO ABS and Short-Term Investments Portfolio	$943,472	$1,573,060	$(1,753,600)	$233	$187	$763,352	$17,060	$0
PIMCO California Intermediate Municipal Bond Fund	6,623	72,609	(64,200)	6	(2)	15,036	109	0
PIMCO California Municipal Bond Fund	1,987	30,929	(31,701)	2	0	1,217	29	0
PIMCO California Short Duration Municipal Income Fund	6,366	77,781	(83,100)	1	(2)	1,046	81	0
PIMCO CommoditiesPLUS® Strategy Fund	360	1,026,792	(691,000)	(13)	110	336,249	5,891	0
PIMCO CommodityRealReturn Strategy Fund®	111,433	2,222,792	(2,194,800)	27	3	139,455	892	0
PIMCO Credit Opportunities Bond Fund	53,310	296,598	(287,300)	49	(21)	62,636	1,098	0
PIMCO Diversified Income Fund	164,619	1,226,164	(1,097,900)	68	126	293,077	6,864	0
PIMCO Dynamic Bond Fund	667,163	1,512,198	(1,873,000)	356	(135)	306,582	7,298	0
PIMCO EM Bond and Short-Term Investments Portfolio	226,353	10,325	(21,400)	9	81	215,368	3,925	0
PIMCO Emerging Markets Bond Fund	48,391	687,965	(641,700)	13	22	94,691	1,165	0
PIMCO Emerging Markets Corporate Bond Fund	228	39,715	(39,530)	0	0	413	15	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	345,568	1,838,583	(2,131,300)	97	(81)	52,867	4,382	0
PIMCO Emerging Markets Local Currency and Bond Fund	168,491	1,788,591	(1,862,900)	24	11	94,217	1,191	0
PIMCO Extended Duration Fund	3,413	127,916	(123,700)	0	0	7,629	15	0
PIMCO Global Advantage® Strategy Bond Fund	4,157	99,334	(98,200)	1	0	5,292	33	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	49,500	386,286	(418,800)	25	(19)	16,992	286	0
PIMCO Global Bond Opportunities Fund (Unhedged)	10,070	139,162	(143,310)	1	0	5,923	62	0
PIMCO GNMA and Government Securities Fund	2,843	349,812	(351,400)	1	0	1,256	212	0
PIMCO High Yield and Short-Term Investments Portfolio	22,910	245,251	(103,600)	6	26	164,593	1,051	0
PIMCO High Yield Fund	1,031,522	2,000,168	(2,506,801)	401	(90)	525,200	12,268	0
PIMCO High Yield Municipal Bond Fund	133,624	743,657	(755,700)	67	(35)	121,613	1,557	0
PIMCO High Yield Spectrum Fund	136,630	330,588	(421,600)	42	(11)	45,649	1,588	0
PIMCO Income Fund	854,219	87,311,525	(81,891,500)	1,186	530	6,275,960	92,724	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,047,810	2,156,709	(3,124,800)	285	(322)	79,682	2,309	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	66,634	397,049	(411,900)	10	(3)	51,790	249	0
PIMCO International Portfolio	130,550	1,093,111	(1,175,301)	56	(8)	48,408	611	0
PIMCO Investment Grade Credit Bond Fund	283,228	3,874,957	(3,695,200)	10	33	463,028	1,457	0
PIMCO Investment Grade Credit Bond Portfolio	70,464	1,126,148	(976,200)	11	12	220,435	1,148	0
PIMCO Long Duration Credit Bond Portfolio	202,647	6,119,945	(6,215,900)	(129)	15	106,578	2,144	0
PIMCO Long Duration Total Return Fund	13,635	406,287	(383,601)	13	4	36,338	86	0
PIMCO Long-Term Credit Bond Fund	267	1,398,769	(1,319,600)	(10)	8	79,434	469	0
PIMCO Long-Term Real Return Fund	1,825	442,878	(436,001)	19	1	8,722	178	0
PIMCO Long-Term U.S. Government Fund	4,155	5	(4,000)	0	0	160	5	0
PIMCO Low Duration Fund	193	5,559,579	(5,255,600)	16	31	304,219	3,778	0
PIMCO Low Duration Fund II	215	3	(100)	0	0	118	3	0
PIMCO Low Duration Income Fund	267,381	2,194,091	(2,230,100)	78	(49)	231,401	1,991	0
PIMCO Moderate Duration Fund	47,583	201,533	(206,800)	21	(1)	42,336	334	0
PIMCO Mortgage and Short-Term Investments Portfolio	154	886,628	(876,483)	0	1	10,300	328	0
PIMCO Mortgage Opportunities and Bond Fund	269,213	1,497,664	(1,591,300)	82	(63)	175,596	1,464	0
PIMCO Mortgage-Backed Securities Fund	478	100,371	(98,920)	2	0	1,931	71	0
PIMCO Municipal Bond Fund	101,794	444,008	(496,400)	56	(47)	49,411	706	0
PIMCO Municipal Portfolio	625	62,892	(52,910)	3	0	10,610	92	0
PIMCO National Intermediate Municipal Bond Fund	8,505	47,588	(49,601)	4	(2)	6,494	88	0
PIMCO New York Municipal Bond Fund	38,617	284,898	(300,300)	18	(8)	23,225	398	0
PIMCO Preferred and Capital Securities Fund	150	2	(100)	0	0	52	1	0
PIMCO RAE Fundamental Advantage PLUS Fund	303,564	1,141,960	(1,167,000)	158	5	278,687	7,760	0
PIMCO RAE Low Volatility PLUS EMG Fund	126	238,976	(191,866)	0	4	47,240	87	0
PIMCO RAE Low Volatility PLUS Fund	6,255	45,504	(47,101)	5	(4)	4,659	104	0
PIMCO RAE Low Volatility PLUS International Fund	183	284,518	(231,200)	4	5	53,510	418	0
PIMCO RAE PLUS EMG Fund	196,002	1,613,652	(1,623,100)	168	(132)	186,590	1,552	0
PIMCO RAE PLUS Fund	320,238	784,591	(1,015,799)	233	(153)	89,110	2,891	0
PIMCO RAE PLUS International Fund	66,614	295,544	(310,100)	59	(17)	52,100	1,744	0
PIMCO RAE PLUS Small Fund	36,059	116,654	(146,101)	32	(20)	6,624	554	0
PIMCO RAE Worldwide Long/Short PLUS Fund	188,481	1,050,092	(1,147,000)	146	(103)	91,616	1,792	0
PIMCO Real Return Fund	14,834	2,574,486	(2,462,100)	80	13	127,313	1,485	0
PIMCO Real Return Portfolio	167	129,553	(119,500)	(4)	1	10,217	53	0

Notes to Financial Statements (Cont.)

PIMCO RealEstateRealReturn Strategy Fund	112,147	511,635	(615,700)	(18)	(7)	8,057	235	0
PIMCO Senior Floating Rate Fund	24,177	111,464	(116,000)	14	(5)	19,650	364	0
PIMCO Short Asset Investment Fund	558	138,840	(139,200)	1	0	199	40	0
PIMCO Short Duration Municipal Income Fund	8,269	138,477	(139,000)	0	0	7,746	177	0
PIMCO Short-Term Fund	175	5,737,452	(5,440,901)	29	0	296,755	2,452	0
PIMCO Short-Term Portfolio	126,128	376,642	(365,900)	37	10	136,917	2,041	0
PIMCO StocksPLUS® Absolute Return Fund	366,765	1,130,073	(1,210,600)	173	5	286,416	7,673	0
PIMCO StocksPLUS® Fund	108,278	288,356	(197,400)	4	63	199,301	3,157	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	9,454	1,245,925	(1,047,800)	9	20	207,608	525	0
PIMCO StocksPLUS® International Fund (Unhedged)	4,399	256,190	(249,500)	9	1	11,099	391	0
PIMCO StocksPLUS® Long Duration Fund	3,332	407,052	(359,800)	(6)	3	50,581	152	0
PIMCO StocksPLUS® Short Fund	183	616,464	(606,900)	15	1	9,763	164	0
PIMCO StocksPLUS® Small Fund	297,751	905,371	(1,057,800)	224	(96)	145,450	5,071	0
PIMCO Strategic Bond Fund	52,160	55,510	(96,300)	23	(13)	11,380	310	0
PIMCO Total Return Fund	2,180,005	38,256,406	(39,249,700)	597	(258)	1,187,050	21,026	0
PIMCO Total Return Fund II	97,773	118,047	(204,300)	13	(4)	11,529	347	0
PIMCO Total Return Fund IV	9,348	49,243	(36,600)	1	1	21,993	43	0
PIMCO TRENDS Managed Futures Strategy Fund	80,585	312,525	(280,400)	26	18	112,754	1,624	0
PIMCO U.S. Government and Short-Term Investments Portfolio	24,611	1,201,556	(1,014,700)	96	18	211,581	1,056	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers at December 31, 2019 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Shares Held at 03/31/2019	Shares Purchased	Shares Sold	Shares Held at 12/31/2019	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2019	Dividend Income
Clear Channel Outdoor Holdings, Inc.	0	50,638,436	0	50,638,436	$0	$(115,673)	$144,826	$0
iHeartMedia, Inc. 'A'	0	2,815,459	0	2,815,459	0	(6,620)	47,581	0
Sierra Hamilton Holder LLC	15,369,768	0	0	15,369,768	0	(2,089)	2,911	0
Totals	15,369,768	53,453,895	0	68,823,663	$0	$(124,382)	$195,318	$0

PIMCO High Yield and Short-Term Investments Portfolio

Security Name	Shares Held at 03/31/2019	Shares Purchased	Shares Sold	Shares Held at 12/31/2019	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2019	Dividend Income
Xfit Brands, Inc.	2,040,639	0	0	2,040,639	$0	$(7)	$10	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NOM	Nomura Securities International Inc.
BOA	Bank of America N.A.	FBF	Credit Suisse International	NXN	Natixis New York
BOM	Bank of Montreal	FICC	Fixed Income Clearing Corporation	RBC	Royal Bank of Canada
BOS	Merrill Lynch, Pierce, Fenner & Smith, Inc.	FOB	Credit Suisse Securities (USA) LLC	RCY	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BPS	BNP Paribas S.A.	GRE	RBS Securities, Inc.	RVM	Barclays Capital, Inc.
BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co. LLC	RYL	Royal Bank of Scotland PLC
BSH	Banco Santander S.A. - New York Branch	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BSN	Bank of Nova Scotia	HUS	HSBC Bank USA N.A.	SBI	Citigroup Global Markets Ltd.
BYL	Barclays Bank PLC London Branch	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank
CBK	Citibank N.A.	JLN	JP Morgan Chase Bank N.A. London	SGY	Societe Generale, New York
CDC	Natixis Securities Americas LLC	JML	JP Morgan Securities Plc	SOG	Societe Generale
CEW	Canadian Imperial Bank of Commerce	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CFR	Credit Suisse Securities (Europe) Ltd.	JPS	JP Morgan Securities, Inc.	SWA	Bank of Nova Scotia London
CIB	Canadian Imperial Bank of Commerce	MBC	HSBC Bank Plc	TDL	Toronto Dominion Bank London
CIW	CIBC World Markets Corp.	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC
CKL	Citibank N.A. London	MSC	Morgan Stanley & Co., Inc.	TOR	Toronto Dominion Bank
CSN	Credit Suisse AG (New York)	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
DBL	Deutsche Bank AG London	MYC	Morgan Stanley Capital Services, Inc.	UBS	UBS Securities LLC
DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HKD	Hong Kong Dollar	PHP	Philippine Peso
AUD	Australian Dollar	HUF	Hungarian Forint	PLN	Polish Zloty
BRL	Brazilian Real	IDR	Indonesian Rupiah	RON	Romanian New Leu
CAD	Canadian Dollar	ILS	Israeli Shekel	RUB	Russian Ruble
CHF	Swiss Franc	INR	Indian Rupee	SEK	Swedish Krona
CLP	Chilean Peso	JPY	Japanese Yen	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NGN	Nigerian Naira	USD (or $)	United States Dollar
DOP	Dominican Peso	NOK	Norwegian Krone	UYU	Uruguayan Peso
EGP	Egyptian Pound	NZD	New Zealand Dollar	VND	Vietnamese Dong
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	FTSE	Financial Times Stock Exchange	MSE	Montreal Stock Exchange
CBOT	Chicago Board of Trade	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
CME	Chicago Mercantile Exchange	KCBT	Kansas City Board of Trade	OTC	Over the Counter
CMX	Commodity Exchange, Inc.

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	ERAUSST	eRAFI U.S. Small Strategy Index	NDDUEAFE	MSCI EAFE Index
ARLLMONP	Argentina Blended Policy Rate	EUR003M	3 Month EUR Swap Rate	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BADLARPP	Argentina Badlar Floating Rate Notes	EURMARGIN	European Refined Margin	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	EUROBOBCO	Margin Eurobob Gasoline vs. Brent	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	FRCPXTOB	France Consumer Price ex-Tobacco Index	OBX	Oslo Stock Exchange Index
BCOMF1T	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	FTSE/JSE	Spanish Continious Exchange Index	OMX	Stockholm 30 Index
BCOMGC	Bloomberg Gold Sub-Index	GOLDLNPM	London Gold Market Fixing Ltd. PM	OPIS	Oil Price Information Service
BCOMSK	Bloomberg Commodity Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	PIMCODB	PIMCO Custom Commodity Basket
BCOMTR	Bloomberg Commodity Index Total Return	IBEX 35	Spanish Continious Exchange Index	PLATGOLD	Platinum-Gold Spread
BP0003M	3 Month GBP-LIBOR	IBR	Indicador Bancario de Referencia	PRIB06M	6 Month Czech Interbank Offer Rate
BRENT	Brent Crude	IOS.FN.550.	Fannie Mae 5.5% Interest Only Synthetic Total Return Swap Index	PRIME	Daily US Prime Rate
CDOR01	1 Month CDN Swap Rate	IOS.FN.600.	Fannie Mae 6.0% Interest Only Synthetic Total Return Swap Index	PRIMEX.ARM	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
CDX.EM	Credit Derivatives Index - Emerging Markets	IOS.FN.650.	Fannie Mae Interest Only Synthetics Total Return Swap Index	RALVEIET	RA Emerging Markets Low Volatility Equity Income Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	ISDA	International Swaps and Derivatives Association, Inc.	RALVEIIT	RA International Low Volatility Equity Income Total Return Index
CDX.IG	Credit Derivatives Index - Investment Grade	JMABCT3E	J.P. Morgan Custom Commodity Index	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
CDX.MCDX	Credit Derivatives Index - Municipal Bond Credit Derivative Index	JMABDEWE	J.P. Morgan Custom Commodity Index	RBCAEC	Custom Commodity Forward Index
CIXBSTR3	Custom Commodity Index	JMABFNJ2	J.P. Morgan Custom Commodity Index	S&P 500	Standard & Poor's 500 Index
CMBX	Commercial Mortgage-Backed Index	JMABNIC2	J.P. Morgan Nic Custom Index	SLVRLND	London Silver Market Fixing Ltd.
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JPQIPRL1	J.P. Morgan Custom Equity Basket Swap	SOFRRATE	Secured Overnight Financing Rate
COF 11	Cost of Funds - 11th District of San Francisco	JPQIPRS1	J.P. Morgan Custom Equity Basket Swap	SONIO	Sterling Overnight Interbank Average Rate
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	LIBOR01M	1 Month USD-LIBOR	SPI 200	Australian Equity Futures Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	LIBOR03M	3 Month USD-LIBOR	TOPIX	Tokyo Price Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	LLS	Light Louisiana Sweet Crude	UKRPI	United Kingdom Retail Prices Index
CSIXTR	Credit Suisse U.S. Dollar Total Return Index	LLSDUB	Light Louisiana Sweet Crude Oil vs. Calendar Dubai	ULSD	Ultra-Low Sulfur Diesel
DAX	Deutscher Aktien Index 30	MEHCO	Magellan East Houston WTI Crude Oil Options	US0001M	1 Month USD Swap Rate
DWRTFT	Dow Jones Wilshire REIT Total Return Index	MEHDUB	Magellan East Houston WTI Crude Oil vs. Dubai Crude Oil	US0003M	3 Month USD Swap Rate
EAFE	Europe, Australasia, and Far East Stock Index	MEHMID	Magellan East Houston WTI Crude Oil vs. WTI Midland Crude Oil	US0006M	6 Month USD Swap Rate
EBOBFUEL	Argus Eurobob Oxy Gasoline	MLPIEML1	Merrill Lynch International Custom Equity Index	USSW10	10 Year USSW Rate
ERADXULT	eRAFI International Large Strategy Index	MTGEFNCL	FNMA 30-Year Coupon Index	VSTOXX	Euro Stoxx 50 Volatility Index
ERAEMLT	eRAFI Emerging Markets Strategy Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	WIG20	Capitalization-weighted Stock Market Index of the 20 largest companies on the Warsaw Stock Exchange
ERAUSLT	eRAFI U.S. Large Strategy Index

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	CM	California Mortgage Insurance	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FGIC	Financial Guaranty Insurance Co.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FHA	Federal Housing Administration	SGI	Syncora Guarantee, Inc.
BHAC	Berkshire Hathaway Assurance Corporation

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KORIBOR	Korea Interbank Offered Rate	SOFR	Secured Overnight Financing Rate
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	SOR	Singapore Swap Offer Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	SP - ADR	Sponsored American Depositary Receipt
BTP	Buoni del Tesoro Poliennali	MBS	Mortgage-Backed Security	STIBOR	Stockholm Interbank Offered Rate
CBO	Collateralized Bond Obligation	MIBOR	Mumbai Interbank Offer Rate	TBA	To-Be-Announced
CDI	Brazil Interbank Deposit Rate	MSCI	Morgan Stanley Capital International	TBD	To-Be-Determined
CDO	Collateralized Debt Obligation	NCUA	National Credit Union Administration	TBD%	Interest rate to be determined when loan settles or at the time of funding
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	TELBOR	Tel Aviv Inter-Bank Offered Rate
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THBFIX	Thai Baht Floating-Rate Fix
CMBS	Collateralized Mortgage-Backed Security	oz.	Ounce	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
DAC	Designated Activity Company	PIK	Payment-in-Kind	U&I	Up and In Barrier Option
EURIBOR	Euro Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
FDIC	Federal Deposit Insurance Corp.	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust	YOY	Year-Over-Year